As filed with the U.S. Securities and Exchange Commission on November 21, 2025
File Nos. 333‑92935 and 811‑09729

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 2,852	☒
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 2,852	☒
(Check appropriate box or boxes)

iShares Trust
(Exact Name of Registrant as Specified in Charter)

c/o BlackRock Fund Advisors
400 Howard Street
San Francisco, CA 94105
(Address of Principal Executive Office)(Zip Code)
Registrant’s Telephone Number, including Area Code: (415) 670‑2000
The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. BENJAMIN J. HASKIN, ESQ. WILLKIE FARR & GALLAGHER LLP 787 SEVENTH AVENUE NEW YORK, NY 10019-6099	MARISA ROLLAND, ESQ. BLACKROCK FUND ADVISORS 400 HOWARD STREET SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On November 28, 2025 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOVEMBER 28, 2025

Prospectus
iShares Trust
●iShares Core 80/20 Aggressive Allocation ETF | AOA | NYSE Arca
●iShares Core 30/70 Conservative Allocation ETF | AOK | NYSE Arca
●iShares Core 60/40 Balanced Allocation ETF | AOR | NYSE Arca
●iShares Core 40/60 Moderate Allocation ETF | AOM | NYSE Arca
●iShares ESG Aware 80/20 Aggressive Allocation ETF | EAOA | Cboe BZX
●iShares ESG Aware 30/70 Conservative Allocation ETF | EAOK | Cboe BZX
●iShares ESG Aware 60/40 Balanced Allocation ETF | EAOR | Cboe BZX
●iShares ESG Aware 40/60 Moderate Allocation ETF | EAOM | Cboe BZX
●iShares Morningstar Multi-Asset Income ETF | IYLD | Cboe BZX

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summaries

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iShares Core 80/20 Aggressive Allocation ETF
Ticker: AOAStock Exchange: NYSE Arca
Investment Objective
The iShares Core 80/20 Aggressive Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent an aggressive target risk allocation strategy.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amount in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund's pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the Fund's total return but is not included in the Fund's ratio of expenses to average net assets. Both figures are shown in the Financial Highlights section of the Fund's prospectus (the “Prospectus”). BFA, the investment adviser to the Fund, has contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other series of the Trust and iShares, Inc. through November 30, 2026. The contractual waiver may be terminated prior to November 30, 2026 only upon written agreement of the Trust and BFA.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
0.15%	None	0.00%	0.04%	0.19%	(0.04)%	0.15%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$15	$57	$103	$239
Portfolio Turnover. The Fund and the iShares funds in which the Fund invests (each, an “Underlying Fund” and collectively, the “Underlying Funds”), may pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate for the Fund or Underlying Funds may indicate higher transaction costs and may cause the Fund or Underlying Funds to incur increased expenses. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example (except costs to Underlying Funds included as part of Acquired Fund Fees and Expenses), affect the Fund's performance. To the extent an Underlying Fund incurs costs from high portfolio turnover, such costs may have a negative effect on the performance of the Fund. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Principal Investment Strategies
The Fund is a fund of funds and seeks to achieve its investment objective by investing primarily in Underlying Funds that themselves seek investment results corresponding to their own respective underlying indexes. The Underlying Funds invest primarily in distinct asset classes, such as large- or mid-capitalization U.S. or non-U.S. equity, the aggregate bond market
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(including USD-denominated bonds) or the U.S. Treasury bond market; each such asset class has its own risk profile.
The S&P Target Risk Aggressive Index (the “Underlying Index”) is composed of a portfolio of equity and fixed-income Underlying Funds and measures the performance of the S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”) proprietary allocation model that is intended to represent an “aggressive” target risk allocation strategy as defined by SPDJI. The Underlying Index seeks to emphasize exposure to equities, maximizing opportunities for long-term capital accumulation. The Underlying Index may include small allocations in fixed income to enhance portfolio efficiency. SPDJI’s estimation of an aggressive target risk allocation may differ from your own.
The Fund is designed for investors seeking long-term capital appreciation. As of July 31, 2025, the Underlying Index included a fixed allocation of 80% of its assets in Underlying Funds that invest primarily in equity securities and 20% of its assets in Underlying Funds that invest primarily in bonds. As of July 31, 2025, the Fund invested approximately 81.81% of its assets in Underlying Funds that invest primarily in equity securities, 18.09% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments.
As of July 31, 2025, the Fund invested in the iShares Core International Aggregate Bond ETF, iShares Core MSCI Emerging Markets ETF, iShares Core MSCI International Developed Markets ETF, iShares Core S&P 500 ETF, iShares Core S&P Mid-Cap ETF, iShares Core S&P Small-Cap ETF, iShares Core Universal USD Bond ETF and money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”). BFA may add, eliminate or replace any or all Underlying Funds at any time. As of July 31, 2025, a significant portion of the Underlying Index is represented by companies in the financials and technology industries or sectors. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund and an Underlying Fund may or may not hold all of the components of the applicable Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is a product of SPDJI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below (either directly or through its investments in the Underlying Funds), any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Allocation Risk. The Fund’s ability to achieve its investment objective depends, in part, on the Index Provider’s ability to develop a model that accurately assesses the appropriate asset class allocation for the Fund and selects the best mix of Underlying Funds and other assets. There is no guarantee that these allocation techniques and decisions will produce the desired results for the Fund. There is a risk that the evaluations
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and assumptions about asset classes or Underlying Funds, which are used as inputs in the model, may be incorrect. This could cause the Fund to be invested, under-invested or not invested in one or more asset classes or Underlying Funds at an inopportune time, which could adversely affect the Fund’s performance.
Investment in Underlying Fund Risk. The Fund invests in the Underlying Funds, so the Fund’s investment performance and risks are likely to be directly related to those of the Underlying Funds. The Fund’s NAV will change with changes in the value of the Underlying Funds and other assets that the Fund holds. The shares of an Underlying Fund may trade at a premium or discount to the Underlying Fund’s NAV. Investors in the Fund will indirectly bear the expenses charged by the Underlying Funds, and an investment in the Fund may entail more expenses than a direct investment in the Underlying Funds.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.
Affiliated Fund Risk. In managing the Fund, BFA has the ability to select Underlying Funds and substitute Underlying Funds with other exchange-traded funds (“ETFs”) that it believes will achieve the Fund’s investment objective. BFA may be subject to conflicts of interest in selecting Underlying Funds and substituting Underlying Funds with other ETFs because the fees paid to BFA by some Underlying Funds and other ETFs managed by BFA may be higher than the fees paid by other Underlying Funds. Additionally, an Underlying Fund may benefit from being selected in terms of enhanced liquidity and accumulation of assets. If an Underlying Fund or other ETF holds interests in an affiliated fund in excess of a certain amount, the Fund may be prohibited from purchasing shares of that Underlying Fund or other ETF.
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund or an Underlying Fund may “call” or repay the security before its stated maturity, and the Fund or an Underlying Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund's income, or in securities with greater risks or with other less favorable features.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Credit Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security may be unable or unwilling, or may be perceived as unable or unwilling, to make timely principal and/or interest payments or to otherwise honor its obligations. The credit rating assigned to a security or its issuer does not necessarily reflect the issuer’s current financial condition or an investment’s volatility or liquidity. An actual or perceived decline in an issuer’s creditworthiness may result in a decrease in the value and liquidity of its securities as well as greater price volatility, which may make it difficult to sell the securities. The Fund may be adversely affected if an investment that it holds experiences a downgrade or a default.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on the repatriation of foreign currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning. In addition, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.
Derivatives Risk. The Fund’s use of derivatives (e.g., futures, forwards, swaps, options) may be riskier than other types of investments and may not have the intended effect on the Fund’s performance. Derivatives can be sensitive to changes in economic and market conditions, and they may increase the Fund’s volatility. The Fund also may experience reduced returns as a result of transaction costs and losses on derivatives positions.
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There is the risk of imperfect correlation between the value of a derivative and that of the asset underlying the derivative. Derivatives may create investment leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives are subject to the risk of mispricing or improper valuation, particularly if there is not a liquid secondary market for the instrument. Certain derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. The use of derivatives also exposes the Fund to additional operational and legal risks.
Extension Risk. During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s or an Underlying Fund's investments.
Financial Companies Risk. Financial services companies are subject to extensive governmental regulation and intervention, which may adversely affect their profitability, the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain and their size, among other things. Financial services companies also may be significantly affected by, among other things, interest rates, economic conditions, volatility in financial markets, credit rating downgrades, adverse public perception, exposure concentration and counterparty risk.
High Yield Securities Risk. Debt securities that are rated below investment grade (commonly referred to as “junk bonds”) and debt securities that are unrated are generally considered to be speculative. Compared to higher-quality debt securities, high yield securities are subject to a greater risk of default, illiquidity, price volatility and valuation uncertainty. Such investments may be subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, prepayment risk, and lack of publicly available information.
Income Risk. The Fund’s income may decline due to falling interest rates or other factors. This can occur because the Fund may be required to invest in lower-yielding bonds when a bond in the Fund’s portfolio matures, is near maturity, is called or is prepaid or when the Fund otherwise needs to purchase additional bonds.
Interest Rate Risk. Interest rate risk refers to the risk of fluctuations in the value of a fixed-income security due to changes in the general level of interest rates. Interest rate changes can be sudden and unpredictable and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand for fixed-income securities. An increase in interest rates generally will cause the value of fixed-income securities to decline. Securities with longer maturities generally are more sensitive to interest rate changes and subject to greater fluctuations in value. Changes in interest rates may have unpredictable effects on fixed-income markets and result in heightened volatility and lower liquidity for certain instruments, which may adversely affect a Fund’s performance. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns or pay dividends to shareholders.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
National Closed Market Trading Risk. To the extent that securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other funds.
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. These risks include greater market volatility, less market liquidity, higher transaction costs, expropriation, confiscatory taxation, adverse changes in foreign investment or currency control regulations, restrictions on the repatriation of capital, and political instability. Non-U.S. issuers may be subject to different accounting, audit and financial reporting standards than U.S. issuers, and there may be less publicly available information about non-U.S. issuers. Foreign
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market trading hours, different clearing and settlement procedures, and holiday schedules may limit the Fund's ability to engage in portfolio transactions. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Prepayment Risk. During periods of falling interest rates, issuers of certain debt obligations may repay principal prior to the security’s maturity, which may cause the Fund to have to reinvest in securities with lower yields or higher risk of default, resulting in a decline in the Fund’s income or return potential.
Reinvestment Risk. The Fund  or an Underlying Fund may invest a portion of its assets in short-term fixed-income instruments and, as a result, may be adversely affected if interest rates fall because they may have to invest in lower-yielding bonds as bonds mature.
Reliance on Trading Partners Risk. The Fund and certain Underlying Funds invest in countries or regions whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund's investments. Through its holdings of securities of certain issuers, the Fund is specifically exposed to Asian Economic Risk, European Economic Risk and U.S. Economic Risk.
Risk of Investing in China. Investments in Chinese securities, including certain Hong Kong-listed and U.S.-listed securities, are subject to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. Despite economic and market reforms in recent decades, the Chinese government’s control over certain sectors and enterprises and significant regulation of investment and industry are still pervasive. Chinese companies are subject to the risk that Chinese authorities can intervene in their operations and structure. Chinese markets generally continue to experience inefficiency, a lack of publicly available information and/or political and social instability and may be subject to volatility and pricing anomalies resulting from governmental influence. Internal social unrest or confrontations with other countries, including military conflicts in response to such events, may disrupt China’s economy and markets and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher inflation.
China has experienced security concerns, such as terrorism and strained international relations. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, export controls, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers in which the Fund invests. Incidents involving China’s or the region’s security may adversely affect the Chinese economy and markets and the Fund’s investments.
The Chinese economy is highly reliant on trade. A reduction in spending on Chinese products and services, supply chain diversification, the institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions or a trade war between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The Underlying Index may include companies that are subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. So long as these restrictions do not include restrictions on investments, the Fund is generally expected to invest in such companies, consistent with its objective to track the performance of the Underlying Index.
Chinese companies, including those listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, or for other reasons, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies.
Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. Any change in the operations of entities in a VIE structure, the status of VIE contractual arrangements or the legal or regulatory environment in China could result in significant, and possibly permanent and/or total, losses for investments in VIE issuers. The Fund does not select investments based on investor protection considerations.
Risk of Investing in the China Bond Market. The Fund invests directly in the domestic bond market in the People’s Republic of China (“China” or the “PRC”) (the “China Interbank Bond Market”) through the Bond Connect trading channel. All bonds traded through Bond Connect are registered in the name of the PRC’s Central Moneymarkets Unit (“CMU”), which holds such bonds as a nominee owner. The precise nature and rights of the Fund as the beneficial owner of bonds traded in the China Interbank Bond Market through CMU as nominee are relatively new and untested areas of PRC law, and the exact nature of the Fund’s remedies and methods of enforcement of its rights and interests under PRC law are uncertain.
Market volatility and potential lack of liquidity due to low trading volume of certain bonds in the China Interbank Bond Market may
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result in the prices of certain bonds fluctuating significantly. Also, the systems used to trade through Bond Connect may not function as expected. Trading through Bond Connect is also subject to regulatory risks, including laws and regulations that are subject to change. There can be no assurance that Bond Connect or its features or systems will not be materially altered, suspended, discontinued or abolished. The Fund may be subject to additional taxation if certain tax exemptions under PRC tax regulations are withdrawn or amended. Any taxes arising from or to the Fund may be directly borne by, or indirectly passed on to, the Fund, which may substantially impact its NAV. Investing through Bond Connect subjects the Fund to currency risk, to the extent that currency rates used for Bond Connect are different than the rates used in the China Interbank Bond Market.
Risk of Investing in Developed Countries. The Fund’s and the Underlying Fund's investment in  developed country issuers will subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s or an Underlying Fund's investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments, including the U.S., the U.K., the E.U., and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities, and jurisdictions may also institute broader sanctions on Russia. Russia has issued a number of countersanctions, some of which restrict the distribution of profits by limited liability companies (e.g., dividends), and prohibit Russian persons from entering into transactions with designated persons from “unfriendly states” as well as the export of raw materials or other products from Russia to certain sanctioned persons.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, import and export restrictions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian companies in which the
Fund invests. Actual and threatened responses to Russian military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and are likely to have collateral impacts on such sectors globally. Russian companies may be unable to pay dividends and, if they pay dividends, the Fund may be unable to receive them. As a result of sanctions, the Fund is currently restricted from trading in Russian securities, including those in its portfolio, and the Underlying Index has removed Russian securities. It is unknown when, or if, sanctions may be lifted or the Fund’s ability to trade in Russian securities will resume.
Risk of Investing in Saudi Arabia. Investing in Saudi Arabian issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to Saudi Arabia. The economy of Saudi Arabia is dominated by petroleum exports. A sustained decrease in petroleum prices could have a negative impact on all aspects of the economy. Investments in the securities of Saudi Arabian issuers involve risks not typically associated with investments in securities of issuers in more developed countries, which may negatively affect the value of the Fund’s investments. Such heightened risks may include, among others, the expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, crime and instability as a result of religious, ethnic and/or socioeconomic unrest. Instability in the Middle East region could adversely impact the economy of Saudi Arabia, and there is no assurance of political stability in Saudi Arabia.
The ability of foreign investors to invest in the securities of Saudi Arabian companies could be restricted by the Saudi Arabian government at any time, and unforeseen risks could materialize with respect to foreign ownership of such securities. There are a number of ways to conduct transactions in equity securities in the Saudi Arabian market. The Fund generally expects to transact in a manner so that it is not limited by Saudi Arabian regulations to a single broker. However, there may be a limited number of brokers who can provide services to the Fund, which may have an adverse impact on the prices, quantity or timing of Fund transactions.
Risk of Investing in the U.S. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Tax Risk. Because the Fund is expected to invest in the Underlying Funds, the Fund’s realized losses on sales of shares of an Underlying Fund may be indefinitely or permanently deferred as “wash sales.” Distributions of short-term capital gains by an Underlying Fund will be recognized as ordinary income by the Fund and would not be offset by the Fund’s capital loss
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carryforwards, if any. Capital loss carryforwards of an Underlying Fund, if any, would not offset net capital gains of the Fund.
Technology Companies Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from the Fund’s obligation, if any, for foreign withholding taxes; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. To the extent that the Fund seeks to achieve its investment objective through investments in the Underlying Funds, the Fund may experience increased tracking error as compared to investing directly in the securities or other assets included in the underlying indexes of the Underlying Funds. A Fund that tracks an index with exposure to non-U.S. issuers may experience higher tracking error than ETFs that do not track such indexes.
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The price received by the Fund also may differ from the value used by the Underlying Index. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
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Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of multiple broad-based securities market indexes and the Underlying Index. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	16.27%	September 30, 2025
During the periods shown in the chart:
Best Quarter	15.55%	June 30, 2020
Worst Quarter	-17.89%	March 31, 2020
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Five Years	Ten Years
(Inception Date: 11/4/2008)
Return Before Taxes	13.39%	7.92%	7.78%
Return After Taxes on Distributions	12.64%	7.34%	7.08%
Return After Taxes on Distributions and Sale of Fund Shares	8.22%	6.11%	6.10%
MSCI All Country World Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	17.49%	10.06%	9.23%
Bloomberg U.S. Universal Index (Returns do not reflect deductions for fees, expenses or taxes)	2.04%	0.06%	1.73%
S&P Target Risk Aggressive Index (Returns do not reflect deductions for fees, expenses or taxes)	13.50%	8.06%	7.92%

1Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
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Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Jennifer Hsui, Matt Waldron, Peter Sietsema and Steven White (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Hsui, Mr. Waldron, Mr. Sietsema and Mr. White have been Portfolio Managers of the Fund since 2012, 2025, 2025 and 2025, respectively.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an
IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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iShares Core 30/70 Conservative Allocation ETF
Ticker: AOKStock Exchange: NYSE Arca
Investment Objective
The iShares Core 30/70 Conservative Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent a conservative target risk allocation strategy.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund.  Amount in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund's pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the Fund's total return but is not included in the Fund's ratio of expenses to average net assets. Both figures are shown in the Financial Highlights section of the Fund's prospectus (the “Prospectus”). BFA, the investment adviser to the Fund, has contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other series of the Trust and iShares, Inc. through November 30, 2026. The contractual waiver may be terminated prior to November 30, 2026 only upon written agreement of the Trust and BFA.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
0.15%	None	0.00%	0.05%	0.20%	(0.05)%	0.15%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$15	$59	$108	$250
Portfolio Turnover. The Fund and the iShares funds in which the Fund invests (each, an “Underlying Fund” and collectively, the “Underlying Funds”), may pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate for the Fund or Underlying Funds may indicate higher transaction costs and may cause the Fund or Underlying Funds to incur increased expenses. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example (except costs to Underlying Funds included as part of Acquired Fund Fees and Expenses), affect the Fund's performance. To the extent an Underlying Fund incurs costs from high portfolio turnover, such costs may have a negative effect on the performance of the Fund. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.
Principal Investment Strategies
The Fund is a fund of funds and seeks to achieve its investment objective by investing primarily in Underlying Funds that themselves seek investment results corresponding to their own respective underlying indexes. The Underlying Funds invest primarily in distinct asset classes, such as large- or mid-capitalization U.S. or non-U.S. equity, the aggregate bond market
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(including allocation to international bonds as well as USD-denominated bonds) or the U.S. Treasury bond market; each such asset class has its own risk profile.
The S&P Target Risk Conservative Index (the “Underlying Index”) is composed of a portfolio of equity and fixed-income Underlying Funds and measures the performance of the S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”) proprietary allocation model that is intended to represent a “conservative” target risk allocation strategy as defined by SPDJI. The Underlying Index seeks to emphasize exposure to fixed income, in order to produce a current income stream and avoid excessive volatility of returns. Equities are included in the Underlying Index to seek to protect long-term purchasing power. SPDJI’s estimation of a conservative target risk allocation may differ from your own.
The Fund is designed for investors seeking current income, capital preservation and avoidance of excessive volatility of returns. As of July 31, 2025, the Underlying Index included a fixed allocation of 30% of its assets in Underlying Funds that invest primarily in equity securities and 70% of its assets in Underlying Funds that invest primarily in bonds. As of July 31, 2025, the Fund invested approximately 32.46% of its assets in Underlying Funds that invest primarily in equity securities, 66.96% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments.
As of July 31, 2025, the Fund invested in the iShares Core International Aggregate Bond ETF, iShares Core MSCI Emerging Markets ETF, iShares Core MSCI International Developed Markets ETF, iShares Core S&P 500 ETF, iShares Core S&P Mid-Cap ETF, iShares Core S&P Small-Cap ETF, iShares Core Universal USD Bond ETF and money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”). BFA may add, eliminate or replace any or all Underlying Funds at any time. As of July 31, 2025, a significant portion of the Underlying Index is represented by U.S. treasury securities. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund and an Underlying Fund may or may not hold all of the components of the applicable Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is a product of SPDJI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below (either directly or through its investments in the Underlying Funds), any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Credit Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security may be unable or unwilling, or may be perceived as unable or unwilling, to make timely principal and/or interest payments or to otherwise honor its obligations. The credit rating assigned to a security or its issuer does not necessarily reflect the issuer’s current financial condition or an investment’s volatility or liquidity. An actual or perceived decline in an issuer’s creditworthiness may result in a decrease in the value and liquidity of its securities as well as greater price volatility, which may make it difficult to sell the securities. The Fund may be adversely affected if an investment that it holds experiences a downgrade or a default.
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Allocation Risk. The Fund’s ability to achieve its investment objective depends, in part, on the Index Provider’s ability to develop a model that accurately assesses the appropriate asset class allocation for the Fund and selects the best mix of Underlying Funds and other assets. There is no guarantee that these allocation techniques and decisions will produce the desired results for the Fund. There is a risk that the evaluations and assumptions about asset classes or Underlying Funds, which are used as inputs in the model, may be incorrect. This could cause the Fund to be invested, under-invested or not invested in one or more asset classes or Underlying Funds at an inopportune time, which could adversely affect the Fund’s performance.
Investment in Underlying Fund Risk. The Fund invests in the Underlying Funds, so the Fund’s investment performance and risks are likely to be directly related to those of the Underlying Funds. The Fund’s NAV will change with changes in the value of the Underlying Funds and other assets that the Fund holds. The shares of an Underlying Fund may trade at a premium or discount to the Underlying Fund’s NAV. Investors in the Fund will indirectly bear the expenses charged by the Underlying Funds, and an investment in the Fund may entail more expenses than a direct investment in the Underlying Funds.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.
Affiliated Fund Risk. In managing the Fund, BFA has the ability to select Underlying Funds and substitute Underlying Funds with other exchange-traded funds (“ETFs”) that it believes will achieve the Fund’s investment objective. BFA may be subject to conflicts of interest in selecting Underlying Funds and substituting Underlying Funds with other ETFs because the fees paid to BFA by some Underlying Funds and other ETFs managed by BFA may be higher than the fees paid by other Underlying Funds. Additionally, an Underlying Fund may benefit from being selected in terms of enhanced liquidity and accumulation of assets. If an Underlying
Fund or other ETF holds interests in an affiliated fund in excess of a certain amount, the Fund may be prohibited from purchasing shares of that Underlying Fund or other ETF.
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund or an Underlying Fund may “call” or repay the security before its stated maturity, and the Fund or an Underlying Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund's income, or in securities with greater risks or with other less favorable features.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on the repatriation of foreign currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning. In addition, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.
Derivatives Risk. The Fund’s use of derivatives (e.g., futures, forwards, swaps, options) may be riskier than other types of investments and may not have the intended effect on the Fund’s performance. Derivatives can be sensitive to changes in economic and market conditions, and they may increase the Fund’s volatility. The Fund also may experience reduced returns as a result of transaction costs and losses on derivatives positions. There is the risk of imperfect correlation between the value of a derivative and that of the asset underlying the derivative. Derivatives may create investment leverage, which could result in losses that significantly exceed the Fund’s original investment.
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Derivatives are subject to the risk of mispricing or improper valuation, particularly if there is not a liquid secondary market for the instrument. Certain derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. The use of derivatives also exposes the Fund to additional operational and legal risks.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Extension Risk. During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s or an Underlying Fund's investments.
High Yield Securities Risk. Debt securities that are rated below investment grade (commonly referred to as “junk bonds”) and debt securities that are unrated are generally considered to be speculative. Compared to higher-quality debt securities, high yield securities are subject to a greater risk of default, illiquidity, price volatility and valuation uncertainty. Such investments may be subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, prepayment risk, and lack of publicly available information.
Income Risk. The Fund’s income may decline due to falling interest rates or other factors. This can occur because the Fund may be required to invest in lower-yielding bonds when a bond in the Fund’s portfolio matures, is near maturity, is called or is prepaid or when the Fund otherwise needs to purchase additional bonds.
Interest Rate Risk. Interest rate risk refers to the risk of fluctuations in the value of a fixed-income security due to changes in the general level of interest rates. Interest rate changes can be sudden and unpredictable and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand for fixed-income securities. An increase in interest rates generally will cause the value of fixed-income securities to decline. Securities with longer maturities generally are more sensitive to interest rate changes and subject to greater fluctuations in value. Changes in interest rates may have unpredictable effects on fixed-income markets and result in heightened volatility and lower liquidity for certain instruments, which may adversely affect a Fund’s performance. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns or pay dividends to shareholders.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
National Closed Market Trading Risk. To the extent that securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other funds.
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. These risks include greater market volatility, less market liquidity, higher transaction costs, expropriation, confiscatory taxation, adverse changes in foreign investment or currency control regulations, restrictions on the repatriation of capital, and political instability. Non-U.S. issuers may be subject to different accounting, audit and financial reporting standards than U.S. issuers, and there may be less publicly available information about non-U.S. issuers. Foreign market trading hours, different clearing and settlement procedures, and holiday schedules may limit the Fund's ability to engage in portfolio transactions. To the extent that investments
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are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Prepayment Risk. During periods of falling interest rates, issuers of certain debt obligations may repay principal prior to the security’s maturity, which may cause the Fund to have to reinvest in securities with lower yields or higher risk of default, resulting in a decline in the Fund’s income or return potential.
Reinvestment Risk. The Fund  or an Underlying Fund may invest a portion of its assets in short-term fixed-income instruments and, as a result, may be adversely affected if interest rates fall because they may have to invest in lower-yielding bonds as bonds mature.
Reliance on Trading Partners Risk. The Fund and certain Underlying Funds invest in countries or regions whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund's investments. Through its holdings of securities of certain issuers, the Fund is specifically exposed to Asian Economic Risk, European Economic Risk and U.S. Economic Risk.
Risk of Investing in China. Investments in Chinese securities, including certain Hong Kong-listed and U.S.-listed securities, are subject to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. Despite economic and market reforms in recent decades, the Chinese government’s control over certain sectors and enterprises and significant regulation of investment and industry are still pervasive. Chinese companies are subject to the risk that Chinese authorities can intervene in their operations and structure. Chinese markets generally continue to experience inefficiency, a lack of publicly available information and/or political and social instability and may be subject to volatility and pricing anomalies resulting from governmental influence. Internal social unrest or confrontations with other countries, including military conflicts in response to such events, may disrupt China’s economy and markets and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher inflation.
China has experienced security concerns, such as terrorism and strained international relations. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, export controls, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers in which the Fund invests. Incidents involving China’s or the region’s security may adversely affect the Chinese economy and markets and the Fund’s investments.
The Chinese economy is highly reliant on trade. A reduction in spending on Chinese products and services, supply chain diversification, the institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions or a trade war between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The Underlying Index may include companies that are subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. So long as these restrictions do not include restrictions on investments, the Fund is generally expected to invest in such companies, consistent with its objective to track the performance of the Underlying Index.
Chinese companies, including those listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, or for other reasons, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies.
Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. Any change in the operations of entities in a VIE structure, the status of VIE contractual arrangements or the legal or regulatory environment in China could result in significant, and possibly permanent and/or total, losses for investments in VIE issuers. The Fund does not select investments based on investor protection considerations.
Risk of Investing in the China Bond Market. The Fund invests directly in the domestic bond market in the People’s Republic of China (“China” or the “PRC”) (the “China Interbank Bond Market”) through the Bond Connect trading channel. All bonds traded through Bond Connect are registered in the name of the PRC’s Central Moneymarkets Unit (“CMU”), which holds such bonds as a nominee owner. The precise nature and rights of the Fund as the beneficial owner of bonds traded in the China Interbank Bond Market through CMU as nominee are relatively new and untested areas of PRC law, and the exact nature of the Fund’s remedies and methods of enforcement of its rights and interests under PRC law are uncertain.
Market volatility and potential lack of liquidity due to low trading volume of certain bonds in the China Interbank Bond Market may result in the prices of certain bonds fluctuating significantly. Also, the systems used to trade through Bond Connect may not function as expected. Trading through Bond Connect is also
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subject to regulatory risks, including laws and regulations that are subject to change. There can be no assurance that Bond Connect or its features or systems will not be materially altered, suspended, discontinued or abolished. The Fund may be subject to additional taxation if certain tax exemptions under PRC tax regulations are withdrawn or amended. Any taxes arising from or to the Fund may be directly borne by, or indirectly passed on to, the Fund, which may substantially impact its NAV. Investing through Bond Connect subjects the Fund to currency risk, to the extent that currency rates used for Bond Connect are different than the rates used in the China Interbank Bond Market.
Risk of Investing in Developed Countries. The Fund’s and the Underlying Fund's investment in  developed country issuers will subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s or an Underlying Fund's investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments, including the U.S., the U.K., the E.U., and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities, and jurisdictions may also institute broader sanctions on Russia. Russia has issued a number of countersanctions, some of which restrict the distribution of profits by limited liability companies (e.g., dividends), and prohibit Russian persons from entering into transactions with designated persons from “unfriendly states” as well as the export of raw materials or other products from Russia to certain sanctioned persons.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, import and export restrictions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian companies in which the Fund invests. Actual and threatened responses to Russian military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and are likely to have collateral impacts on such sectors globally. Russian companies may be unable to pay dividends and, if they pay dividends, the Fund may be unable to receive them. As a result of sanctions, the Fund is currently restricted from trading in Russian securities, including those in its portfolio, and the Underlying Index has removed Russian securities. It is unknown when, or if, sanctions may be lifted or the Fund’s ability to trade in Russian securities will resume.
Risk of Investing in Saudi Arabia. Investing in Saudi Arabian issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to Saudi Arabia. The economy of Saudi Arabia is dominated by petroleum exports. A sustained decrease in petroleum prices could have a negative impact on all aspects of the economy. Investments in the securities of Saudi Arabian issuers involve risks not typically associated with investments in securities of issuers in more developed countries, which may negatively affect the value of the Fund’s investments. Such heightened risks may include, among others, the expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, crime and instability as a result of religious, ethnic and/or socioeconomic unrest. Instability in the Middle East region could adversely impact the economy of Saudi Arabia, and there is no assurance of political stability in Saudi Arabia.
The ability of foreign investors to invest in the securities of Saudi Arabian companies could be restricted by the Saudi Arabian government at any time, and unforeseen risks could materialize with respect to foreign ownership of such securities. There are a number of ways to conduct transactions in equity securities in the Saudi Arabian market. The Fund generally expects to transact in a manner so that it is not limited by Saudi Arabian regulations to a single broker. However, there may be a limited number of brokers who can provide services to the Fund, which may have an adverse impact on the prices, quantity or timing of Fund transactions.
Risk of Investing in the U.S. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Tax Risk. Because the Fund is expected to invest in the Underlying Funds, the Fund’s realized losses on sales of shares of an Underlying Fund may be indefinitely or permanently deferred as “wash sales.” Distributions of short-term capital gains by an Underlying Fund will be recognized as ordinary income by the Fund and would not be offset by the Fund’s capital loss carryforwards, if any. Capital loss carryforwards of an Underlying Fund, if any, would not offset net capital gains of the Fund.
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Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from the Fund’s obligation, if any, for foreign withholding taxes; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. To the extent that the Fund seeks to achieve its investment objective through investments in the Underlying Funds, the Fund may experience increased tracking error as compared to investing directly in the securities or other assets included in the underlying indexes of the Underlying Funds. A Fund that tracks an index with exposure to non-U.S. issuers may experience higher tracking error than ETFs that do not track such indexes.
U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Changes in the U.S. government’s financial condition or credit rating may cause the value of U.S. Treasury obligations to decline. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity, but the market value of such securities is not guaranteed and may fluctuate. Although U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal.
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The price received by the Fund also may differ from the value used by the Underlying Index. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
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Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of multiple broad-based securities market indexes and the Underlying Index. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	9.75%	September 30, 2025
During the periods shown in the chart:
Best Quarter	8.00%	June 30, 2020
Worst Quarter	-8.00%	June 30, 2022
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Five Years	Ten Years
(Inception Date: 11/4/2008)
Return Before Taxes	6.49%	3.06%	3.88%
Return After Taxes on Distributions	5.21%	2.16%	2.97%
Return After Taxes on Distributions and Sale of Fund Shares	3.94%	2.03%	2.68%
Bloomberg U.S. Universal Index (Returns do not reflect deductions for fees, expenses or taxes)	2.04%	0.06%	1.73%
MSCI All Country World Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	17.49%	10.06%	9.23%
S&P Target Risk Conservative Index (Returns do not reflect deductions for fees, expenses or taxes)	6.59%	3.21%	4.02%

1Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
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Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Jennifer Hsui, Matt Waldron, Peter Sietsema and Steven White (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Hsui, Mr. Waldron, Mr. Sietsema and Mr. White have been Portfolio Managers of the Fund since 2012, 2025, 2025 and 2025, respectively.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an
IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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iShares Core 60/40 Balanced Allocation ETF
Ticker: AORStock Exchange: NYSE Arca
Investment Objective
The iShares Core 60/40 Balanced Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent a growth allocation target risk strategy.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amount in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund's pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the Fund's total return but is not included in the Fund's ratio of expenses to average net assets. Both figures are shown in the Financial Highlights section of the Fund's prospectus (the “Prospectus”). BFA, the investment adviser to the Fund, has contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other series of the Trust and iShares, Inc. through November 30, 2026. The contractual waiver may be terminated prior to November 30, 2026 only upon written agreement of the Trust and BFA.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
0.15%	None	0.00%	0.05%	0.20%	(0.05)%	0.15%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$15	$59	$108	$250
Portfolio Turnover. The Fund and the iShares funds in which the Fund invests (each, an “Underlying Fund” and collectively, the “Underlying Funds”), may pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate for the Fund or Underlying Funds may indicate higher transaction costs and may cause the Fund or Underlying Funds to incur increased expenses. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example (except costs to Underlying Funds included as part of Acquired Fund Fees and Expenses), affect the Fund's performance. To the extent an Underlying Fund incurs costs from high portfolio turnover, such costs may have a negative effect on the performance of the Fund. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Principal Investment Strategies
The Fund is a fund of funds and seeks to achieve its investment objective by investing primarily in Underlying Funds that themselves seek investment results corresponding to their own respective underlying indexes. The Underlying Funds invest primarily in distinct asset classes, such as large- or mid-capitalization U.S. or non-U.S. equity, the aggregate bond market
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(including USD-denominated bonds) or the U.S. Treasury bond market; each such asset class has its own risk profile.
The S&P Target Risk Balanced Index (the “Underlying Index”) is composed of a portfolio of equity and fixed-income Underlying Funds and measures the performance of the S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”) proprietary allocation model that is intended to represent a “growth” target risk allocation strategy as defined by SPDJI. The Underlying Index seeks to provide increased exposure to equities, while also using some fixed income exposure to dampen risk. SPDJI’s estimation of a growth target risk allocation may differ from your own.
The Fund is designed for investors seeking moderate capital appreciation and some opportunity for current income and capital preservation. As of July 31, 2025, the Underlying Index included a fixed allocation of 60% of its assets in Underlying Funds that invest primarily in equity securities and 40% of its assets in Underlying Funds that invest primarily in bonds. As of July 31, 2025, the Fund invested approximately 62.48% of its assets in Underlying Funds that invest primarily in equity securities, 36.84% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments.
As of July 31, 2025, the Fund invested in the iShares Core International Aggregate Bond ETF, iShares Core MSCI Emerging Markets ETF, iShares Core MSCI International Developed Markets ETF, iShares Core S&P 500 ETF, iShares Core S&P Mid-Cap ETF, iShares Core S&P Small-Cap ETF, iShares Core Universal USD Bond ETF and money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”). BFA may add, eliminate or replace any or all Underlying Funds at any time. As of July 31, 2025, a significant portion of the Underlying Index is represented by companies in the financials industry or sector and by U.S. treasury securities. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund and an Underlying Fund may or may not hold all of the components of the applicable Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and may invest up to
20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is a product of SPDJI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below (either directly or through its investments in the Underlying Funds), any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Allocation Risk. The Fund’s ability to achieve its investment objective depends, in part, on the Index Provider’s ability to develop a model that accurately assesses the appropriate asset class allocation for the Fund and selects the best mix of Underlying Funds and other assets. There is no guarantee that these allocation techniques and decisions will produce the desired results for the Fund. There is a risk that the evaluations and assumptions about asset classes or Underlying Funds, which are used as inputs in the model, may be incorrect. This could
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cause the Fund to be invested, under-invested or not invested in one or more asset classes or Underlying Funds at an inopportune time, which could adversely affect the Fund’s performance.
Investment in Underlying Fund Risk. The Fund invests in the Underlying Funds, so the Fund’s investment performance and risks are likely to be directly related to those of the Underlying Funds. The Fund’s NAV will change with changes in the value of the Underlying Funds and other assets that the Fund holds. The shares of an Underlying Fund may trade at a premium or discount to the Underlying Fund’s NAV. Investors in the Fund will indirectly bear the expenses charged by the Underlying Funds, and an investment in the Fund may entail more expenses than a direct investment in the Underlying Funds.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.
Affiliated Fund Risk. In managing the Fund, BFA has the ability to select Underlying Funds and substitute Underlying Funds with other exchange-traded funds (“ETFs”) that it believes will achieve the Fund’s investment objective. BFA may be subject to conflicts of interest in selecting Underlying Funds and substituting Underlying Funds with other ETFs because the fees paid to BFA by some Underlying Funds and other ETFs managed by BFA may be higher than the fees paid by other Underlying Funds. Additionally, an Underlying Fund may benefit from being selected in terms of enhanced liquidity and accumulation of assets. If an Underlying Fund or other ETF holds interests in an affiliated fund in excess of a certain amount, the Fund may be prohibited from purchasing shares of that Underlying Fund or other ETF.
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund or an Underlying Fund may “call” or repay the security before its stated maturity, and the Fund or an Underlying Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund's income, or in securities with greater risks or with other less favorable features.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Credit Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security may be unable or unwilling, or may be perceived as unable or unwilling, to make timely principal and/or interest payments or to otherwise honor its obligations. The credit rating assigned to a security or its issuer does not necessarily reflect the issuer’s current financial condition or an investment’s volatility or liquidity. An actual or perceived decline in an issuer’s creditworthiness may result in a decrease in the value and liquidity of its securities as well as greater price volatility, which may make it difficult to sell the securities. The Fund may be adversely affected if an investment that it holds experiences a downgrade or a default.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on the repatriation of foreign currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning. In addition, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.
Derivatives Risk. The Fund’s use of derivatives (e.g., futures, forwards, swaps, options) may be riskier than other types of investments and may not have the intended effect on the Fund’s performance. Derivatives can be sensitive to changes in economic and market conditions, and they may increase the Fund’s volatility. The Fund also may experience reduced returns as a result of transaction costs and losses on derivatives positions.
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There is the risk of imperfect correlation between the value of a derivative and that of the asset underlying the derivative. Derivatives may create investment leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives are subject to the risk of mispricing or improper valuation, particularly if there is not a liquid secondary market for the instrument. Certain derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. The use of derivatives also exposes the Fund to additional operational and legal risks.
Extension Risk. During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s or an Underlying Fund's investments.
High Yield Securities Risk. Debt securities that are rated below investment grade (commonly referred to as “junk bonds”) and debt securities that are unrated are generally considered to be speculative. Compared to higher-quality debt securities, high yield securities are subject to a greater risk of default, illiquidity, price volatility and valuation uncertainty. Such investments may be subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, prepayment risk, and lack of publicly available information.
Income Risk. The Fund’s income may decline due to falling interest rates or other factors. This can occur because the Fund may be required to invest in lower-yielding bonds when a bond in the Fund’s portfolio matures, is near maturity, is called or is prepaid or when the Fund otherwise needs to purchase additional bonds.
Interest Rate Risk. Interest rate risk refers to the risk of fluctuations in the value of a fixed-income security due to changes in the general level of interest rates. Interest rate changes can be sudden and unpredictable and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand for fixed-income securities. An increase in interest rates generally will cause the value of fixed-income securities to decline. Securities with longer maturities generally are more sensitive to interest rate changes and subject to greater fluctuations in value. Changes in interest rates may have unpredictable effects on fixed-income markets and result in heightened volatility and lower liquidity for certain instruments, which may adversely affect a Fund’s performance. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns or pay dividends to shareholders.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
National Closed Market Trading Risk. To the extent that securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other funds.
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. These risks include greater market volatility, less market liquidity, higher transaction costs, expropriation, confiscatory taxation, adverse changes in foreign investment or currency control regulations, restrictions on the repatriation of capital, and political instability. Non-U.S. issuers may be subject to different accounting, audit and financial reporting standards than U.S. issuers, and there may be less publicly available information about non-U.S. issuers. Foreign market trading hours, different clearing and settlement procedures, and holiday schedules may limit the Fund's ability to engage in portfolio transactions. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”),
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which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Prepayment Risk. During periods of falling interest rates, issuers of certain debt obligations may repay principal prior to the security’s maturity, which may cause the Fund to have to reinvest in securities with lower yields or higher risk of default, resulting in a decline in the Fund’s income or return potential.
Reinvestment Risk. The Fund  or an Underlying Fund may invest a portion of its assets in short-term fixed-income instruments and, as a result, may be adversely affected if interest rates fall because they may have to invest in lower-yielding bonds as bonds mature.
Reliance on Trading Partners Risk. The Fund and certain Underlying Funds invest in countries or regions whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund's investments. Through its holdings of securities of certain issuers, the Fund is specifically exposed to Asian Economic Risk, European Economic Risk and U.S. Economic Risk.
Risk of Investing in China. Investments in Chinese securities, including certain Hong Kong-listed and U.S.-listed securities, are subject to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. Despite economic and market reforms in recent decades, the Chinese government’s control over certain sectors and enterprises and significant regulation of investment and industry are still pervasive. Chinese companies are subject to the risk that Chinese authorities can intervene in their operations and structure. Chinese markets generally continue to experience inefficiency, a lack of publicly available information and/or political and social instability and may be subject to volatility and pricing anomalies resulting from governmental influence. Internal social unrest or confrontations with other countries, including military conflicts in response to such events, may disrupt China’s economy and markets and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher inflation.
China has experienced security concerns, such as terrorism and strained international relations. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, export controls, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers in which the Fund invests. Incidents involving China’s or the region’s security may adversely affect the Chinese economy and markets and the Fund’s investments.
The Chinese economy is highly reliant on trade. A reduction in spending on Chinese products and services, supply chain diversification, the institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions or a trade war between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The Underlying Index may include companies that are subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. So long as these restrictions do not include restrictions on investments, the Fund is generally expected to invest in such companies, consistent with its objective to track the performance of the Underlying Index.
Chinese companies, including those listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, or for other reasons, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies.
Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. Any change in the operations of entities in a VIE structure, the status of VIE contractual arrangements or the legal or regulatory environment in China could result in significant, and possibly permanent and/or total, losses for investments in VIE issuers. The Fund does not select investments based on investor protection considerations.
Risk of Investing in the China Bond Market. The Fund invests directly in the domestic bond market in the People’s Republic of China (“China” or the “PRC”) (the “China Interbank Bond Market”) through the Bond Connect trading channel. All bonds traded through Bond Connect are registered in the name of the PRC’s Central Moneymarkets Unit (“CMU”), which holds such bonds as a nominee owner. The precise nature and rights of the Fund as the beneficial owner of bonds traded in the China Interbank Bond Market through CMU as nominee are relatively new and untested areas of PRC law, and the exact nature of the Fund’s remedies and methods of enforcement of its rights and interests under PRC law are uncertain.
Market volatility and potential lack of liquidity due to low trading volume of certain bonds in the China Interbank Bond Market may result in the prices of certain bonds fluctuating significantly. Also, the systems used to trade through Bond Connect may not function as expected. Trading through Bond Connect is also subject to regulatory risks, including laws and regulations that are subject to change. There can be no assurance that Bond Connect or its features or systems will not be materially altered, suspended, discontinued or abolished. The Fund may be subject to additional taxation if certain tax exemptions under PRC tax regulations are withdrawn or amended. Any taxes arising from or to the Fund may be directly borne by, or indirectly passed on to,
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the Fund, which may substantially impact its NAV. Investing through Bond Connect subjects the Fund to currency risk, to the extent that currency rates used for Bond Connect are different than the rates used in the China Interbank Bond Market.
Risk of Investing in Developed Countries. The Fund’s and the Underlying Fund's investment in  developed country issuers will subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s or an Underlying Fund's investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments, including the U.S., the U.K., the E.U., and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities, and jurisdictions may also institute broader sanctions on Russia. Russia has issued a number of countersanctions, some of which restrict the distribution of profits by limited liability companies (e.g., dividends), and prohibit Russian persons from entering into transactions with designated persons from “unfriendly states” as well as the export of raw materials or other products from Russia to certain sanctioned persons.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, import and export restrictions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian companies in which the Fund invests. Actual and threatened responses to Russian military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and are likely to have collateral impacts on such sectors globally. Russian companies may be unable to pay dividends and, if they pay dividends, the Fund may be unable to receive them. As a result of sanctions, the Fund is currently restricted from trading in Russian securities, including those in its portfolio, and the Underlying Index has removed Russian securities. It is unknown when, or if, sanctions may be lifted or the Fund’s ability to trade in Russian securities will resume.
Risk of Investing in Saudi Arabia. Investing in Saudi Arabian issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to Saudi Arabia. The economy of Saudi Arabia is dominated by petroleum exports. A sustained decrease in petroleum prices could have a negative impact on all aspects of the economy. Investments in the securities of Saudi Arabian issuers involve risks not typically associated with investments in securities of issuers in more developed countries, which may negatively affect the value of the Fund’s investments. Such heightened risks may include, among others, the expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, crime and instability as a result of religious, ethnic and/or socioeconomic unrest. Instability in the Middle East region could adversely impact the economy of Saudi Arabia, and there is no assurance of political stability in Saudi Arabia.
The ability of foreign investors to invest in the securities of Saudi Arabian companies could be restricted by the Saudi Arabian government at any time, and unforeseen risks could materialize with respect to foreign ownership of such securities. There are a number of ways to conduct transactions in equity securities in the Saudi Arabian market. The Fund generally expects to transact in a manner so that it is not limited by Saudi Arabian regulations to a single broker. However, there may be a limited number of brokers who can provide services to the Fund, which may have an adverse impact on the prices, quantity or timing of Fund transactions.
Risk of Investing in the U.S. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Tax Risk. Because the Fund is expected to invest in the Underlying Funds, the Fund’s realized losses on sales of shares of an Underlying Fund may be indefinitely or permanently deferred as “wash sales.” Distributions of short-term capital gains by an Underlying Fund will be recognized as ordinary income by the Fund and would not be offset by the Fund’s capital loss carryforwards, if any. Capital loss carryforwards of an Underlying Fund, if any, would not offset net capital gains of the Fund.
Technology Companies Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face
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unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from the Fund’s obligation, if any, for foreign withholding taxes; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. To the extent that the Fund seeks to achieve its investment objective through investments in the Underlying Funds, the Fund may experience increased tracking error as compared to investing directly in the securities or other assets included in the underlying indexes of the Underlying Funds. A Fund that tracks an index with exposure to non-U.S. issuers may experience higher tracking error than ETFs that do not track such indexes.
U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Changes in the U.S. government’s financial condition or credit rating may cause the value of U.S. Treasury obligations to decline. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity, but the market value of such securities is not guaranteed and may fluctuate. Although U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal.
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The price received by the Fund also may differ from the value used by the Underlying Index. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
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Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of multiple broad-based securities market indexes and the Underlying Index. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	13.70%	September 30, 2025
During the periods shown in the chart:
Best Quarter	12.39%	June 30, 2020
Worst Quarter	-13.31%	March 31, 2020
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Five Years	Ten Years
(Inception Date: 11/4/2008)
Return Before Taxes	10.61%	6.01%	6.25%
Return After Taxes on Distributions	9.64%	5.30%	5.46%
Return After Taxes on Distributions and Sale of Fund Shares	6.50%	4.48%	4.73%
MSCI All Country World Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	17.49%	10.06%	9.23%
Bloomberg U.S. Universal Index (Returns do not reflect deductions for fees, expenses or taxes)	2.04%	0.06%	1.73%
S&P Target Risk Balanced Index (Returns do not reflect deductions for fees, expenses or taxes)	10.73%	6.16%	6.39%

1Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
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Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Jennifer Hsui, Matt Waldron, Peter Sietsema and Steven White (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Hsui, Mr. Waldron, Mr. Sietsema and Mr. White have been Portfolio Managers of the Fund since 2012, 2025, 2025 and 2025, respectively.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an
IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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iShares Core 40/60 Moderate Allocation ETF
Ticker: AOMStock Exchange: NYSE Arca
Investment Objective
The iShares Core 40/60 Moderate Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent a moderate target risk allocation strategy.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amount in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund's pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the Fund's total return but is not included in the Fund's ratio of expenses to average net assets. Both figures are shown in the Financial Highlights section of the Fund's prospectus (the “Prospectus”). BFA, the investment adviser to the Fund, has contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other series of the Trust and iShares, Inc. through November 30, 2026. The contractual waiver may be terminated prior to November 30, 2026 only upon written agreement of the Trust and BFA.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
0.15%	None	0.00%	0.05%	0.20%	(0.05)%	0.15%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$15	$59	$108	$250
Portfolio Turnover. The Fund and the iShares funds in which the Fund invests (each, an “Underlying Fund” and collectively, the “Underlying Funds”), may pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate for the Fund or Underlying Funds may indicate higher transaction costs and may cause the Fund or Underlying Funds to incur increased expenses. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example  (except costs to Underlying Funds included as part of Acquired Fund Fees and Expenses), affect the Fund's performance. To the extent an Underlying Fund incurs costs from high portfolio turnover, such costs may have a negative effect on the performance of the Fund. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Principal Investment Strategies
The Fund is a fund of funds and seeks to achieve its investment objective by investing primarily in Underlying Funds that themselves seek investment results corresponding to their own respective underlying indexes. The Underlying Funds invest primarily in distinct asset classes, such as large- or mid-capitalization U.S. or non-U.S. equity, the aggregate bond market
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(including allocation to international bonds as well as USD-denominated bonds) or the U.S. Treasury bond market; each such asset class has its own risk profile.
The S&P Target Risk Moderate Index (the “Underlying Index”) is composed of a portfolio of equity and fixed-income Underlying Funds and measures the performance of the S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”) proprietary allocation model that is intended to represent a “moderate” target risk allocation strategy as defined by SPDJI. The Underlying Index seeks to provide significant exposure to fixed income, while also providing increased opportunity for capital growth through equities. SPDJI’s estimation of a moderate target risk allocation may differ from your own.
The Fund is designed for investors seeking current income, some capital preservation and an opportunity for moderate to low capital appreciation. As of July 31, 2025, the Underlying Index included a fixed allocation of 40% of its assets in Underlying Funds that invest primarily in equity securities and 60% of its assets in Underlying Funds that invest primarily in bonds. As of July 31, 2025, the Fund invested approximately 42.67% of its assets in Underlying Funds that invest primarily in equity securities, 59.59% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments.
As of July 31, 2025, the Fund invested in the iShares Core International Aggregate Bond ETF, iShares Core MSCI Emerging Markets ETF, iShares Core MSCI International Developed Markets ETF, iShares Core S&P 500 ETF, iShares Core S&P Mid-Cap ETF, iShares Core S&P Small-Cap ETF, iShares Core Universal USD Bond ETF and money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”). BFA may add, eliminate or replace any or all Underlying Funds at any time. As of July 31, 2025, a significant portion of the Underlying Index is represented by U.S. treasury securities. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund and an Underlying Fund may or may not hold all of the components of the applicable Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is a product of SPDJI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below (either directly or through its investments in the Underlying Funds), any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Credit Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security may be unable or unwilling, or may be perceived as unable or unwilling, to make timely principal and/or interest payments or to otherwise honor its obligations. The credit rating assigned to a security or its issuer does not necessarily reflect the issuer’s current financial condition or an investment’s volatility or liquidity. An actual or perceived decline in an issuer’s creditworthiness may result in a decrease in the value and liquidity of its securities as well as greater price volatility, which may make it difficult to sell the securities. The Fund may be adversely affected if an investment that it holds experiences a downgrade or a default.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to
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general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Allocation Risk. The Fund’s ability to achieve its investment objective depends, in part, on the Index Provider’s ability to develop a model that accurately assesses the appropriate asset class allocation for the Fund and selects the best mix of Underlying Funds and other assets. There is no guarantee that these allocation techniques and decisions will produce the desired results for the Fund. There is a risk that the evaluations and assumptions about asset classes or Underlying Funds, which are used as inputs in the model, may be incorrect. This could cause the Fund to be invested, under-invested or not invested in one or more asset classes or Underlying Funds at an inopportune time, which could adversely affect the Fund’s performance.
Investment in Underlying Fund Risk. The Fund invests in the Underlying Funds, so the Fund’s investment performance and risks are likely to be directly related to those of the Underlying Funds. The Fund’s NAV will change with changes in the value of the Underlying Funds and other assets that the Fund holds. The shares of an Underlying Fund may trade at a premium or discount to the Underlying Fund’s NAV. Investors in the Fund will indirectly bear the expenses charged by the Underlying Funds, and an investment in the Fund may entail more expenses than a direct investment in the Underlying Funds.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.
Affiliated Fund Risk. In managing the Fund, BFA has the ability to select Underlying Funds and substitute Underlying Funds with other exchange-traded funds (“ETFs”) that it believes will achieve the Fund’s investment objective. BFA may be subject to conflicts of interest in selecting Underlying Funds and substituting
Underlying Funds with other ETFs because the fees paid to BFA by some Underlying Funds and other ETFs managed by BFA may be higher than the fees paid by other Underlying Funds. Additionally, an Underlying Fund may benefit from being selected in terms of enhanced liquidity and accumulation of assets. If an Underlying Fund or other ETF holds interests in an affiliated fund in excess of a certain amount, the Fund may be prohibited from purchasing shares of that Underlying Fund or other ETF.
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund or an Underlying Fund may “call” or repay the security before its stated maturity, and the Fund or an Underlying Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund's income, or in securities with greater risks or with other less favorable features.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on the repatriation of foreign currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning. In addition, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.
Derivatives Risk. The Fund’s use of derivatives (e.g., futures, forwards, swaps, options) may be riskier than other types of investments and may not have the intended effect on the Fund’s performance. Derivatives can be sensitive to changes in economic and market conditions, and they may increase the Fund’s volatility. The Fund also may experience reduced returns as a
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result of transaction costs and losses on derivatives positions. There is the risk of imperfect correlation between the value of a derivative and that of the asset underlying the derivative. Derivatives may create investment leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives are subject to the risk of mispricing or improper valuation, particularly if there is not a liquid secondary market for the instrument. Certain derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. The use of derivatives also exposes the Fund to additional operational and legal risks.
Extension Risk. During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s or an Underlying Fund's investments.
High Yield Securities Risk. Debt securities that are rated below investment grade (commonly referred to as “junk bonds”) and debt securities that are unrated are generally considered to be speculative. Compared to higher-quality debt securities, high yield securities are subject to a greater risk of default, illiquidity, price volatility and valuation uncertainty. Such investments may be subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, prepayment risk, and lack of publicly available information.
Income Risk. The Fund’s income may decline due to falling interest rates or other factors. This can occur because the Fund may be required to invest in lower-yielding bonds when a bond in the Fund’s portfolio matures, is near maturity, is called or is prepaid or when the Fund otherwise needs to purchase additional bonds.
Interest Rate Risk. Interest rate risk refers to the risk of fluctuations in the value of a fixed-income security due to changes in the general level of interest rates. Interest rate changes can be sudden and unpredictable and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand for fixed-income securities. An increase in interest rates generally will cause the value of fixed-income securities to decline. Securities with longer maturities generally are more sensitive to interest rate changes and subject to greater fluctuations in value. Changes in interest rates may have unpredictable effects on fixed-income markets and result in heightened volatility and lower liquidity for certain instruments, which may adversely affect a Fund’s performance. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns or pay dividends to shareholders.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
National Closed Market Trading Risk. To the extent that securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other funds.
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. These risks include greater market volatility, less market liquidity, higher transaction costs, expropriation, confiscatory taxation, adverse changes in foreign investment or currency control regulations, restrictions on the repatriation of capital, and political instability. Non-U.S. issuers may be subject to different accounting, audit and financial reporting standards than U.S. issuers, and there may be less publicly available information about non-U.S. issuers. Foreign market trading hours, different clearing and settlement procedures, and holiday schedules may limit the Fund's ability to engage in portfolio transactions. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents,
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and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Prepayment Risk. During periods of falling interest rates, issuers of certain debt obligations may repay principal prior to the security’s maturity, which may cause the Fund to have to reinvest in securities with lower yields or higher risk of default, resulting in a decline in the Fund’s income or return potential.
Reinvestment Risk. The Fund  or an Underlying Fund may invest a portion of its assets in short-term fixed-income instruments and, as a result, may be adversely affected if interest rates fall because they may have to invest in lower-yielding bonds as bonds mature.
Reliance on Trading Partners Risk. The Fund and certain Underlying Funds invest in countries or regions whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund's investments. Through its holdings of securities of certain issuers, the Fund is specifically exposed to Asian Economic Risk, European Economic Risk and U.S. Economic Risk.
Risk of Investing in China. Investments in Chinese securities, including certain Hong Kong-listed and U.S.-listed securities, are subject to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. Despite economic and market reforms in recent decades, the Chinese government’s control over certain sectors and enterprises and significant regulation of investment and industry are still pervasive. Chinese companies are subject to the risk that Chinese authorities can intervene in their operations and structure. Chinese markets generally continue to experience inefficiency, a lack of publicly available information and/or political and social instability and may be subject to volatility and pricing anomalies resulting from governmental influence. Internal social unrest or confrontations with other countries, including military conflicts in response to such events, may disrupt China’s economy and markets and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher inflation.
China has experienced security concerns, such as terrorism and strained international relations. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, export controls, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers in which the Fund invests. Incidents involving China’s or the region’s security may adversely affect the Chinese economy and markets and the Fund’s investments.
The Chinese economy is highly reliant on trade. A reduction in spending on Chinese products and services, supply chain diversification, the institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions or a trade war between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The Underlying Index may include companies that are subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. So long as these restrictions do not include restrictions on investments, the Fund is generally expected to invest in such companies, consistent with its objective to track the performance of the Underlying Index.
Chinese companies, including those listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, or for other reasons, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies.
Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. Any change in the operations of entities in a VIE structure, the status of VIE contractual arrangements or the legal or regulatory environment in China could result in significant, and possibly permanent and/or total, losses for investments in VIE issuers. The Fund does not select investments based on investor protection considerations.
Risk of Investing in the China Bond Market. The Fund invests directly in the domestic bond market in the People’s Republic of China (“China” or the “PRC”) (the “China Interbank Bond Market”) through the Bond Connect trading channel. All bonds traded through Bond Connect are registered in the name of the PRC’s Central Moneymarkets Unit (“CMU”), which holds such bonds as a nominee owner. The precise nature and rights of the Fund as the beneficial owner of bonds traded in the China Interbank Bond Market through CMU as nominee are relatively new and untested areas of PRC law, and the exact nature of the Fund’s remedies and methods of enforcement of its rights and interests under PRC law are uncertain.
Market volatility and potential lack of liquidity due to low trading volume of certain bonds in the China Interbank Bond Market may result in the prices of certain bonds fluctuating significantly. Also, the systems used to trade through Bond Connect may not function as expected. Trading through Bond Connect is also subject to regulatory risks, including laws and regulations that are subject to change. There can be no assurance that Bond Connect or its features or systems will not be materially altered, suspended, discontinued or abolished. The Fund may be subject to additional taxation if certain tax exemptions under PRC tax
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regulations are withdrawn or amended. Any taxes arising from or to the Fund may be directly borne by, or indirectly passed on to, the Fund, which may substantially impact its NAV. Investing through Bond Connect subjects the Fund to currency risk, to the extent that currency rates used for Bond Connect are different than the rates used in the China Interbank Bond Market.
Risk of Investing in Developed Countries. The Fund’s and the Underlying Fund's investment in  developed country issuers will subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s or an Underlying Fund's investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments, including the U.S., the U.K., the E.U., and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities, and jurisdictions may also institute broader sanctions on Russia. Russia has issued a number of countersanctions, some of which restrict the distribution of profits by limited liability companies (e.g., dividends), and prohibit Russian persons from entering into transactions with designated persons from “unfriendly states” as well as the export of raw materials or other products from Russia to certain sanctioned persons.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, import and export restrictions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian companies in which the Fund invests. Actual and threatened responses to Russian military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and are likely to have collateral impacts on such sectors globally. Russian companies may be unable to pay dividends and, if they pay dividends, the Fund may be unable to receive them. As a result of sanctions, the Fund is currently restricted from trading in Russian securities, including those in its portfolio, and the Underlying Index has removed Russian securities. It is unknown when, or if, sanctions may be lifted or the Fund’s ability to trade in Russian securities will resume.
Risk of Investing in Saudi Arabia. Investing in Saudi Arabian issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to Saudi Arabia. The economy of Saudi Arabia is dominated by petroleum exports. A sustained decrease in petroleum prices could have a negative impact on all aspects of the economy. Investments in the securities of Saudi Arabian issuers involve risks not typically associated with investments in securities of issuers in more developed countries, which may negatively affect the value of the Fund’s investments. Such heightened risks may include, among others, the expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, crime and instability as a result of religious, ethnic and/or socioeconomic unrest. Instability in the Middle East region could adversely impact the economy of Saudi Arabia, and there is no assurance of political stability in Saudi Arabia.
The ability of foreign investors to invest in the securities of Saudi Arabian companies could be restricted by the Saudi Arabian government at any time, and unforeseen risks could materialize with respect to foreign ownership of such securities. There are a number of ways to conduct transactions in equity securities in the Saudi Arabian market. The Fund generally expects to transact in a manner so that it is not limited by Saudi Arabian regulations to a single broker. However, there may be a limited number of brokers who can provide services to the Fund, which may have an adverse impact on the prices, quantity or timing of Fund transactions.
Risk of Investing in the U.S. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Tax Risk. Because the Fund is expected to invest in the Underlying Funds, the Fund’s realized losses on sales of shares of an Underlying Fund may be indefinitely or permanently deferred as “wash sales.” Distributions of short-term capital gains by an Underlying Fund will be recognized as ordinary income by the Fund and would not be offset by the Fund’s capital loss carryforwards, if any. Capital loss carryforwards of an Underlying Fund, if any, would not offset net capital gains of the Fund.
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the
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Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from the Fund’s obligation, if any, for foreign withholding taxes; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. To the extent that the Fund seeks to achieve its investment objective through investments in the Underlying Funds, the Fund may experience increased tracking error as compared to investing directly in the securities or other assets included in the underlying indexes of the Underlying Funds. A Fund that tracks an index with exposure to non-U.S. issuers may experience higher tracking error than ETFs that do not track such indexes.
U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Changes in the U.S. government’s financial condition or credit rating may cause the value of U.S. Treasury obligations to decline. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity, but the market value of such securities is not guaranteed and may fluctuate. Although U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal.
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The price received by the Fund also may differ from the value used by the Underlying Index. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
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Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of multiple broad-based securities market indexes and the Underlying Index. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	11.08%	September 30, 2025
During the periods shown in the chart:
Best Quarter	9.41%	June 30, 2020
Worst Quarter	-8.98%	June 30, 2022
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Five Years	Ten Years
(Inception Date: 11/4/2008)
Return Before Taxes	7.85%	4.05%	4.67%
Return After Taxes on Distributions	6.65%	3.20%	3.81%
Return After Taxes on Distributions and Sale of Fund Shares	4.79%	2.84%	3.36%
Bloomberg U.S. Universal Index (Returns do not reflect deductions for fees, expenses or taxes)	2.04%	0.06%	1.73%
MSCI All Country World Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	17.49%	10.06%	9.23%
S&P Target Risk Moderate Index (Returns do not reflect deductions for fees, expenses or taxes)	7.97%	4.20%	4.82%

1Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
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Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Jennifer Hsui, Matt Waldron, Peter Sietsema and Steven White (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Hsui, Mr. Waldron, Mr. Sietsema and Mr. White have been Portfolio Managers of the Fund since 2012, 2025, 2025 and 2025, respectively.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an
IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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iShares ESG Aware 80/20 Aggressive Allocation ETF
Ticker: EAOAStock Exchange: Cboe BZX
Investment Objective
The iShares ESG Aware 80/20 Aggressive Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds with positive environmental, social, and governance characteristics intended to represent an aggressive risk profile.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund's pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the Fund's total return but is not included in the Fund's ratio of expenses to average net assets. Both figures are shown in the Financial Highlights section of the Fund's prospectus (the “Prospectus”). BFA, the investment adviser to the Fund, has contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other series of the Trust and iShares, Inc., provided that the waiver be no greater than the Fund's management fee, through November 29, 2030. The contractual waiver may be terminated prior to November 29, 2030 only upon written agreement of the Trust and BFA.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
0.18%	None	0.00%	0.16%	0.34%	(0.16)%	0.18%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$18	$58	$101	$343
Portfolio Turnover. The Fund and the iShares funds in which the Fund invests (each, an “Underlying Fund” and collectively, the “Underlying Funds”), may pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate for the Fund or Underlying Funds may indicate higher transaction costs and may cause the Fund or Underlying Funds to incur increased expenses. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example  (except costs to Underlying Funds included as part of Acquired Fund Fees and Expenses), affect the
Fund’s performance. To the extent an Underlying Fund incurs costs from high portfolio turnover, such costs may have a negative effect on the performance of the Fund. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.
Principal Investment Strategies
The Fund is a fund of funds and seeks to achieve its investment objective by investing primarily in Underlying Funds that themselves seek investment results corresponding to their own
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respective underlying indexes each of which takes into account ESG characteristics. The Underlying Funds invest primarily in companies or issuers that exhibit positive environmental, social and governance (“ESG”) characteristics, as identified by the index provider of each Underlying Fund in distinct asset classes, such as large-, mid- or small-capitalization U.S. or non-U.S. equity, and the broad U.S. dollar-denominated investment-grade bond market; each such asset class has its own risk profile.
The BlackRock ESG Aware Aggressive Allocation Index (the “Underlying Index”) is composed of a portfolio of ESG-oriented equity and fixed income Underlying Funds and measures the performance of BlackRock Index Services, LLC’s (the “Index Provider” or “BIS”) fixed allocation strategy that is intended to represent an “aggressive” risk profile with an 80% allocation to equities and 20% allocation to fixed income, as defined by BIS. BIS’s estimation of an aggressive risk profile may differ from your own. The Underlying Index is rebalanced semi-annually after the market close on the last business day of April and October.
At each rebalance, the Underlying Index includes a fixed allocation of 80% of its assets in Underlying Funds that invest primarily in equity securities and 20% of its assets in Underlying Funds that invest primarily in U.S. dollar-denominated investment-grade bonds. At each rebalance, the Fund adjusts its portfolio to align with the 80% allocation to equity and the 20% allocation to fixed income prescribed by the Index Provider. The Fund’s allocation to equity and fixed income may fluctuate due to changes in the market value of the Fund’s assets. As of July 31, 2025, the Fund invested approximately 81.90% of its assets in Underlying Funds that invest primarily in equity securities, approximately 18.00% of its assets in Underlying Funds that invest primarily in U.S. dollar-denominated investment-grade bonds, and the remainder of its assets in Underlying Funds that invest primarily in money market instruments.
As of July 31, 2025, the Underlying Index included the iShares ESG Aware MSCI USA ETF, iShares ESG Aware MSCI USA Small-Cap ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Aware MSCI EM ETF and iShares ESG Aware U.S. Aggregate Bond ETF. As of July 31, 2025, a significant portion of the Underlying Index is represented indirectly by securities of companies in the financials and information technology industries or sectors. The components of the Underlying Index may change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund and an Underlying Fund may or may not hold all of the components of the applicable Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by the Index Provider, an affiliated person of the Fund and of BFA, the Fund's investment adviser. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below (either directly or through its investments in the Underlying Funds), any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
ESG Risk. To the extent that the Underlying Index uses criteria related to the ESG characteristics of issuers, this may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds whose underlying index does not use ESG criteria. The Underlying Index’s use of ESG criteria may result in the Fund investing in, or allocating greater weight to, securities or market sectors that underperform the market as a whole or underperform other funds that use ESG criteria. In addition, the use of representative sampling may result in divergence of the Fund’s overall ESG characteristics or ESG risk from those of the Underlying Index. The Index Provider may evaluate security-level ESG data and, if applicable, ESG objectives or constraints that are relevant to the Underlying Index only at index reviews or rebalances. Securities included in the Underlying Index may cease to meet the relevant ESG criteria but may nevertheless remain in the Underlying Index and the Fund until the next review or rebalance by the Index Provider. As a result, certain securities in the Underlying Index, or
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the Underlying Index as a whole, may not meet the relevant ESG objectives or constraints at all times.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Allocation Risk. The Fund’s ability to achieve its investment objective depends, in part, on the Index Provider’s ability to develop a model that accurately assesses the appropriate asset class allocation for the Fund and selects the best mix of Underlying Funds and other assets. There is no guarantee that these allocation techniques and decisions will produce the desired results for the Fund. There is a risk that the evaluations and assumptions about asset classes or Underlying Funds, which are used as inputs in the model, may be incorrect. This could cause the Fund to be invested, under-invested or not invested in one or more asset classes or Underlying Funds at an inopportune time, which could adversely affect the Fund’s performance.
Investment in Underlying Fund Risk. The Fund invests in the Underlying Funds, so the Fund’s investment performance and risks are likely to be directly related to those of the Underlying Funds. The Fund’s NAV will change with changes in the value of the Underlying Funds and other assets that the Fund holds. The shares of an Underlying Fund may trade at a premium or discount to the Underlying Fund’s NAV. Investors in the Fund will indirectly bear the expenses charged by the Underlying Funds, and an investment in the Fund may entail more expenses than a direct investment in the Underlying Funds.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Because the Index Provider is relatively new to the creation of indexes, these risks may be greater with respect to the Underlying Index than in the case of an index maintained by a long-standing index provider. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.
Affiliated Fund Risk. In managing the Fund, BFA has the ability to select Underlying Funds and substitute Underlying Funds with other exchange-traded funds (“ETFs”) that it believes will achieve the Fund’s investment objective. BFA may be subject to conflicts of interest in selecting Underlying Funds and substituting Underlying Funds with other ETFs because the fees paid to BFA by some Underlying Funds and other ETFs managed by BFA may be higher than the fees paid by other Underlying Funds. Additionally, an Underlying Fund may benefit from being selected in terms of enhanced liquidity and accumulation of assets. If an Underlying Fund or other ETF holds interests in an affiliated fund in excess of a certain amount, the Fund may be prohibited from purchasing shares of that Underlying Fund or other ETF.
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.
Assets Under Management (AUM) Risk. From time to time, an Authorized Participant (as defined below in Authorized Participant Concentration Risk), a third-party investor, the Fund’s adviser, an affiliate of the Fund’s adviser, or another fund may invest in the Fund and hold its investment for a specific period of time to allow the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund or an Underlying Fund may “call” or repay the security before its stated maturity, and the Fund or an Underlying Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund's income, or in securities with greater risks or with other less favorable features.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Credit Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security may be unable or unwilling, or may be perceived as unable or unwilling, to make timely principal and/or interest payments or to otherwise honor its obligations. The credit rating assigned to a security or its issuer does not necessarily reflect the issuer’s current financial condition or an investment’s volatility or liquidity. An actual or
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perceived decline in an issuer’s creditworthiness may result in a decrease in the value and liquidity of its securities as well as greater price volatility, which may make it difficult to sell the securities. The Fund may be adversely affected if an investment that it holds experiences a downgrade or a default.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on the repatriation of foreign currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning. In addition, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.
Derivatives Risk. The Fund’s use of derivatives (e.g., futures, forwards, swaps, options) may be riskier than other types of investments and may not have the intended effect on the Fund’s performance. Derivatives can be sensitive to changes in economic and market conditions, and they may increase the Fund’s volatility. The Fund also may experience reduced returns as a result of transaction costs and losses on derivatives positions. There is the risk of imperfect correlation between the value of a derivative and that of the asset underlying the derivative. Derivatives may create investment leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives are subject to the risk of mispricing or improper valuation, particularly if there is not a liquid secondary market for the instrument. Certain derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. The use of derivatives also exposes the Fund to additional operational and legal risks.
Extension Risk. During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s or an Underlying Fund's investments.
Financial Companies Risk. Financial services companies are subject to extensive governmental regulation and intervention, which may adversely affect their profitability, the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain and their size, among other things. Financial services companies also may be significantly affected by, among other things, interest rates, economic conditions, volatility in financial markets, credit rating downgrades, adverse public perception, exposure concentration and counterparty risk.
Income Risk. The Fund’s income may decline due to falling interest rates or other factors. This can occur because the Fund may be required to invest in lower-yielding bonds when a bond in the Fund’s portfolio matures, is near maturity, is called or is prepaid or when the Fund otherwise needs to purchase additional bonds.
Interest Rate Risk. Interest rate risk refers to the risk of fluctuations in the value of a fixed-income security due to changes in the general level of interest rates. Interest rate changes can be sudden and unpredictable and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand for fixed-income securities. An increase in interest rates generally will cause the value of fixed-income securities to decline. Securities with longer maturities generally are more sensitive to interest rate changes and subject to greater fluctuations in value. Changes in interest rates may have unpredictable effects on fixed-income markets and result in heightened volatility and lower liquidity for certain instruments, which may adversely affect a Fund’s performance. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns or pay dividends to shareholders.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
National Closed Market Trading Risk. To the extent that securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other funds.
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. These risks include greater market volatility, less market liquidity, higher transaction costs, expropriation, confiscatory taxation, adverse changes in foreign investment or currency control regulations, restrictions on the repatriation of capital, and political instability. Non-U.S. issuers may be subject to different accounting, audit and financial reporting standards than U.S. issuers, and there may be less publicly available information about non-U.S. issuers. Foreign
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market trading hours, different clearing and settlement procedures, and holiday schedules may limit the Fund's ability to engage in portfolio transactions. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Prepayment Risk. During periods of falling interest rates, issuers of certain debt obligations may repay principal prior to the security’s maturity, which may cause the Fund and the Underlying Funds to have to reinvest in securities with lower yields or higher risk of default, resulting in a decline in the Fund’s income or return potential.
Reinvestment Risk. The Fund  or an Underlying Fund may invest a portion of its assets in short-term fixed-income instruments and, as a result, may be adversely affected if interest rates fall because they may have to invest in lower-yielding bonds as bonds mature.
Reliance on Trading Partners Risk. The Fund and certain Underlying Funds invest in countries or regions whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund's investments. Through its holdings of securities of certain issuers, the Fund is specifically exposed to Asian Economic Risk, European Economic Risk and U.S. Economic Risk.
Risk of Investing in China. Investments in Chinese securities, including certain Hong Kong-listed and U.S.-listed securities, are subject to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. Despite economic and market reforms in recent decades, the Chinese government’s control over certain sectors and enterprises and significant regulation of investment and industry are still pervasive. Chinese companies are subject to the risk that Chinese authorities can intervene in their operations and structure. Chinese markets generally continue to experience inefficiency, a lack of publicly available information and/or political and social instability and may be subject to volatility and pricing anomalies resulting from governmental influence. Internal social unrest or confrontations with other countries, including military conflicts in response to such events, may disrupt China’s economy and markets and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher inflation.
China has experienced security concerns, such as terrorism and strained international relations. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, export controls, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers in which the Fund invests. Incidents involving China’s or the region’s security may adversely affect the Chinese economy and markets and the Fund’s investments.
The Chinese economy is highly reliant on trade. A reduction in spending on Chinese products and services, supply chain diversification, the institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions or a trade war between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The Underlying Index may include companies that are subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. So long as these restrictions do not include restrictions on investments, the Fund is generally expected to invest in such companies, consistent with its objective to track the performance of the Underlying Index.
Chinese companies, including those listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, or for other reasons, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies.
Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. Any change in the operations of entities in a VIE structure, the status of VIE contractual arrangements or the legal or regulatory environment in China could result in significant, and possibly permanent and/or total, losses for investments in VIE issuers. The Fund does not select investments based on investor protection considerations.
Risk of Investing in the China Bond Market. The Fund invests directly in the domestic bond market in the People’s Republic of China (“China” or the “PRC”) (the “China Interbank Bond Market”) through the Bond Connect trading channel. All bonds traded through Bond Connect are registered in the name of the PRC’s Central Moneymarkets Unit (“CMU”), which holds such bonds as a nominee owner. The precise nature and rights of the Fund as the beneficial owner of bonds traded in the China Interbank Bond Market through CMU as nominee are relatively new and untested areas of PRC law, and the exact nature of the Fund’s remedies and methods of enforcement of its rights and interests under PRC law are uncertain.
Market volatility and potential lack of liquidity due to low trading volume of certain bonds in the China Interbank Bond Market may result in the prices of certain bonds fluctuating significantly. Also, the systems used to trade through Bond Connect may not function as expected. Trading through Bond Connect is also subject to regulatory risks, including laws and regulations that are subject to change. There can be no assurance that Bond Connect or its features or systems will not be materially altered, suspended, discontinued or abolished. The Fund may be subject to additional taxation if certain tax exemptions under PRC tax regulations are withdrawn or amended. Any taxes arising from or to the Fund may be directly borne by, or indirectly passed on to, the Fund, which may substantially impact its NAV. Investing
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through Bond Connect subjects the Fund to currency risk, to the extent that currency rates used for Bond Connect are different than the rates used in the China Interbank Bond Market.
Risk of Investing in Developed Countries. The Fund’s and the Underlying Fund's investment in  developed country issuers will subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s or an Underlying Fund's investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments, including the U.S., the U.K., the E.U., and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities, and jurisdictions may also institute broader sanctions on Russia. Russia has issued a number of countersanctions, some of which restrict the distribution of profits by limited liability companies (e.g., dividends), and prohibit Russian persons from entering into transactions with designated persons from “unfriendly states” as well as the export of raw materials or other products from Russia to certain sanctioned persons.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, import and export restrictions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian companies in which the Fund invests. Actual and threatened responses to Russian military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and are likely to have collateral impacts on such sectors globally. Russian companies may be unable to pay dividends and, if they pay dividends, the Fund may be unable to receive them. As a result of sanctions, the Fund is currently restricted from trading in Russian securities, including those in its portfolio, and the Underlying Index has removed Russian securities. It is unknown when, or if, sanctions may be lifted or the Fund’s ability to trade in Russian securities will resume.
Risk of Investing in Saudi Arabia. Investing in Saudi Arabian issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to Saudi Arabia. The economy of Saudi Arabia is dominated by petroleum exports. A sustained decrease in petroleum prices could have a negative impact on all aspects of the economy. Investments in the securities of Saudi Arabian issuers involve risks not typically associated with investments in securities of issuers in more developed countries, which may negatively affect the value of the Fund’s investments. Such heightened risks may include, among others, the expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, crime and instability as a result of religious, ethnic and/or socioeconomic unrest. Instability in the Middle East region could adversely impact the economy of Saudi Arabia, and there is no assurance of political stability in Saudi Arabia.
The ability of foreign investors to invest in the securities of Saudi Arabian companies could be restricted by the Saudi Arabian government at any time, and unforeseen risks could materialize with respect to foreign ownership of such securities. There are a number of ways to conduct transactions in equity securities in the Saudi Arabian market. The Fund generally expects to transact in a manner so that it is not limited by Saudi Arabian regulations to a single broker. However, there may be a limited number of brokers who can provide services to the Fund, which may have an adverse impact on the prices, quantity or timing of Fund transactions.
Risk of Investing in the U.S. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Small Fund Risk. When the Fund’s size is small, the Fund may experience low trading volume and wide bid/ask spreads. The Fund’s performance near its inception date may not represent how the Fund will perform in the future or with a larger asset base. In addition, the Fund may face the risk of being delisted if it does not meet certain requirements set by the listing exchange. Any resulting liquidation of the Fund could lead to elevated transaction costs for the Fund and negative tax consequences for its shareholders.
Tax Risk. Because the Fund is expected to invest in the Underlying Funds, the Fund’s realized losses on sales of shares of an Underlying Fund may be indefinitely or permanently deferred as “wash sales.” Distributions of short-term capital gains by an Underlying Fund will be recognized as ordinary income by the Fund and would not be offset by the Fund’s capital loss carryforwards, if any. Capital loss carryforwards of an Underlying Fund, if any, would not offset net capital gains of the Fund.
Technology Companies Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or
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impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from the Fund’s obligation, if any, for foreign withholding taxes; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. Until the Fund reaches greater scale, it may experience higher tracking error than is typical for similar index ETFs. To the extent that the Fund seeks to achieve its investment objective through investments in the Underlying Funds, the Fund may experience increased tracking error as compared to investing directly in the securities or other assets included in the underlying indexes of the Underlying Funds. A Fund that tracks an index with exposure to non-U.S. issuers may experience higher tracking error than ETFs that do not track such indexes.
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The price received by the Fund also may differ from the value used by the Underlying Index. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
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Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of multiple broad-based securities market indexes and the Underlying Index. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	15.21%	September 30, 2025
During the periods shown in the chart:
Best Quarter	10.43%	December 31, 2023
Worst Quarter	-13.32%	June 30, 2022
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Since Fund Inception
(Inception Date: 06/12/2020)
Return Before Taxes	13.85%	10.02%
Return After Taxes on Distributions	13.17%	9.44%
Return After Taxes on Distributions and Sale of Fund Shares	8.47%	7.79%
MSCI All Country World Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	17.49%	13.12%
Bloomberg U.S. Universal Index (Returns do not reflect deductions for fees, expenses or taxes)	2.04%	-0.95%
BlackRock ESG Aware Aggressive Allocation Index (Returns do not reflect deductions for fees, expenses or taxes)	13.87%	10.07%

1Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
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Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Jennifer Hsui, Matt Waldron, Peter Sietsema and Steven White (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Hsui, Mr. Waldron, Mr. Sietsema and Mr. White have been Portfolio Managers of the Fund since 2020, 2025, 2025 and 2025, respectively.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account (“IRA”), in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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iShares ESG Aware 30/70 Conservative Allocation ETF
Ticker: EAOKStock Exchange: Cboe BZX
Investment Objective
The iShares ESG Aware 30/70 Conservative Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds with positive environmental, social, and governance characteristics intended to represent a conservative risk profile.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund's pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the Fund's total return but is not included in the Fund's ratio of expenses to average net assets. Both figures are shown in the Financial Highlights section of the Fund's prospectus (the “Prospectus”). BFA, the investment adviser to the Fund, has contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other series of the Trust and iShares, Inc., provided that the waiver be no greater than the Fund's management fee, through November 29, 2030. The contractual waiver may be terminated prior to November 29, 2030 only upon written agreement of the Trust and BFA.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
0.18%	None	0.00%	0.12%	0.30%	(0.12)%	0.18%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$18	$58	$101	$315
Portfolio Turnover. The Fund and the iShares funds in which the Fund invests (each, an “Underlying Fund” and collectively, the “Underlying Funds”), may pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate for the Fund or Underlying Funds may indicate higher transaction costs and may cause the Fund or Underlying Funds to incur increased expenses. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example  (except costs to Underlying Funds included as part of Acquired Fund Fees and Expenses), affect the
Fund’s performance. To the extent an Underlying Fund incurs costs from high portfolio turnover, such costs may have a negative effect on the performance of the Fund. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.
Principal Investment Strategies
The Fund is a fund of funds and seeks to achieve its investment objective by investing primarily in Underlying Funds that themselves seek investment results corresponding to their own
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respective underlying indexes each of which takes into account ESG characteristics. The Underlying Funds invest primarily in companies or issuers that exhibit positive ESG characteristics, as identified by the index provider of each Underlying Fund in distinct asset classes, such as large-, mid- or small-capitalization U.S. or non-U.S. equity, and the broad U.S. dollar-denominated investment-grade bond market; each such asset class has its own risk profile.
The BlackRock ESG Aware Conservative Allocation Index (the “Underlying Index”) is composed of a portfolio of ESG-oriented equity and fixed income Underlying Funds and measures the performance of BIS’s fixed allocation strategy that is intended to represent a “conservative” risk profile with a 70% allocation to fixed income and a 30% allocation to equities, as defined by BIS. BIS’s estimation of a conservative risk profile may differ from your own. The Underlying Index is rebalanced semi-annually after the market close on the last business day of April and October.
At each rebalance, the Underlying Index includes a fixed allocation of 70% of its assets in Underlying Funds that invest primarily in U.S. dollar-denominated investment-grade bonds and 30% of its assets in Underlying Funds that invest primarily in equity securities. At each rebalance, the Fund adjusts its portfolio to align with the 70% allocation to fixed income and the 30% allocation to equity prescribed by the Index Provider. The Fund’s allocation to fixed income and equity may fluctuate due to changes in the market value of the Fund’s assets. As of July 31, 2025, the Fund invested approximately 67.10% of its assets in Underlying Funds that invest primarily in U.S. dollar-denominated investment-grade bonds, approximately 32.80% of its assets in Underlying Funds that invest primarily in equity securities, and the remainder of its assets in Underlying Funds that invest primarily in money market instruments.
As of July 31, 2025, the Underlying Index included the iShares ESG Aware MSCI USA ETF, iShares ESG Aware MSCI USA Small-Cap ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Aware MSCI EM ETF, and iShares ESG Aware U.S. Aggregate Bond ETF. As of July 31, 2025, a significant portion of the Underlying Index is represented indirectly by treasury securities and securitized assets. The components of the Underlying Index may change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund and an Underlying Fund may or may not hold all of the components of the applicable Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by the Index Provider, an affiliated person of the Fund and of BFA, the Fund's investment adviser. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below (either directly or through its investments in the Underlying Funds), any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
ESG Risk. To the extent that the Underlying Index uses criteria related to the ESG characteristics of issuers, this may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds whose underlying index does not use ESG criteria. The Underlying Index’s use of ESG criteria may result in the Fund investing in, or allocating greater weight to, securities or market sectors that underperform the market as a whole or underperform other funds that use ESG criteria. In addition, the use of representative sampling may result in divergence of the Fund’s overall ESG characteristics or ESG risk from those of the Underlying Index. The Index Provider may evaluate security-level ESG data and, if applicable, ESG objectives or constraints that are relevant to the Underlying Index only at index reviews or rebalances. Securities included in the Underlying Index may cease to meet the relevant ESG criteria but may nevertheless remain in the Underlying Index and the Fund until the next review or rebalance by the Index Provider. As a result, certain securities in the Underlying Index, or the Underlying Index as a whole, may not meet the relevant ESG objectives or constraints at all times.
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Credit Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security may be unable or unwilling, or may be perceived as unable or unwilling, to make timely principal and/or interest payments or to otherwise honor its obligations. The credit rating assigned to a security or its issuer does not necessarily reflect the issuer’s current financial condition or an investment’s volatility or liquidity. An actual or perceived decline in an issuer’s creditworthiness may result in a decrease in the value and liquidity of its securities as well as greater price volatility, which may make it difficult to sell the securities. The Fund may be adversely affected if an investment that it holds experiences a downgrade or a default.
Allocation Risk. The Fund’s ability to achieve its investment objective depends, in part, on the Index Provider’s ability to develop a model that accurately assesses the appropriate asset class allocation for the Fund and selects the best mix of Underlying Funds and other assets. There is no guarantee that these allocation techniques and decisions will produce the desired results for the Fund. There is a risk that the evaluations and assumptions about asset classes or Underlying Funds, which are used as inputs in the model, may be incorrect. This could cause the Fund to be invested, under-invested or not invested in one or more asset classes or Underlying Funds at an inopportune time, which could adversely affect the Fund’s performance.
Investment in Underlying Fund Risk. The Fund invests in the Underlying Funds, so the Fund’s investment performance and risks are likely to be directly related to those of the Underlying Funds. The Fund’s NAV will change with changes in the value of the Underlying Funds and other assets that the Fund holds. The shares of an Underlying Fund may trade at a premium or discount to the Underlying Fund’s NAV. Investors in the Fund will indirectly bear the expenses charged by the Underlying Funds, and an investment in the Fund may entail more expenses than a direct investment in the Underlying Funds.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Because the Index Provider is relatively new to the creation of indexes, these risks may be greater with respect to the Underlying Index than in the case of an index maintained by a long-standing index provider. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.
Affiliated Fund Risk. In managing the Fund, BFA has the ability to select Underlying Funds and substitute Underlying Funds with other exchange-traded funds (“ETFs”) that it believes will achieve the Fund’s investment objective. BFA may be subject to conflicts of interest in selecting Underlying Funds and substituting Underlying Funds with other ETFs because the fees paid to BFA by some Underlying Funds and other ETFs managed by BFA may be higher than the fees paid by other Underlying Funds. Additionally, an Underlying Fund may benefit from being selected in terms of enhanced liquidity and accumulation of assets. If an Underlying Fund or other ETF holds interests in an affiliated fund in excess of a certain amount, the Fund may be prohibited from purchasing shares of that Underlying Fund or other ETF.
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.
Assets Under Management (AUM) Risk. From time to time, an Authorized Participant (as defined below in Authorized Participant Concentration Risk), a third-party investor, the Fund’s adviser, an affiliate of the Fund’s adviser, or another fund may invest in the Fund and hold its investment for a specific period of time to allow the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund or an Underlying Fund may “call” or repay the security before its stated maturity, and the Fund or an Underlying Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund's income, or in securities with greater risks or with other less favorable features.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on the repatriation of foreign currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning. In addition, the Fund may
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incur costs in connection with conversions between U.S. dollars and foreign currencies.
Derivatives Risk. The Fund’s use of derivatives (e.g., futures, forwards, swaps, options) may be riskier than other types of investments and may not have the intended effect on the Fund’s performance. Derivatives can be sensitive to changes in economic and market conditions, and they may increase the Fund’s volatility. The Fund also may experience reduced returns as a result of transaction costs and losses on derivatives positions. There is the risk of imperfect correlation between the value of a derivative and that of the asset underlying the derivative. Derivatives may create investment leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives are subject to the risk of mispricing or improper valuation, particularly if there is not a liquid secondary market for the instrument. Certain derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. The use of derivatives also exposes the Fund to additional operational and legal risks.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Extension Risk. During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s or an Underlying Fund's investments.
Income Risk. The Fund’s income may decline due to falling interest rates or other factors. This can occur because the Fund may be required to invest in lower-yielding bonds when a bond in the Fund’s portfolio matures, is near maturity, is called or is prepaid or when the Fund otherwise needs to purchase additional bonds.
Interest Rate Risk. Interest rate risk refers to the risk of fluctuations in the value of a fixed-income security due to changes in the general level of interest rates. Interest rate changes can be sudden and unpredictable and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand for fixed-income securities. An increase in interest rates generally will cause the value of fixed-income securities to decline. Securities with longer maturities generally are more sensitive to interest rate changes and subject to greater fluctuations in value. Changes in interest rates may have unpredictable effects on fixed-income markets and result in heightened volatility and lower liquidity for certain instruments, which may adversely affect a Fund’s performance. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns or pay dividends to shareholders.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Prepayment Risk. During periods of falling interest rates, issuers of certain debt obligations may repay principal prior to the security’s maturity, which may cause the Fund and the Underlying Funds to have to reinvest in securities with lower yields or higher risk of default, resulting in a decline in the Fund’s income or return potential.
Reinvestment Risk. The Fund  or an Underlying Fund may invest a portion of its assets in short-term fixed-income instruments and, as a result, may be adversely affected if interest rates fall because they may have to invest in lower-yielding bonds as bonds mature.
Reliance on Trading Partners Risk. The Fund and certain Underlying Funds invest in countries or regions whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund's investments. Through its holdings of securities of certain issuers, the Fund is specifically exposed to Asian Economic Risk, European Economic Risk and U.S. Economic Risk.
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Risk of Investing in China. Investments in Chinese securities, including certain Hong Kong-listed and U.S.-listed securities, are subject to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. Despite economic and market reforms in recent decades, the Chinese government’s control over certain sectors and enterprises and significant regulation of investment and industry are still pervasive. Chinese companies are subject to the risk that Chinese authorities can intervene in their operations and structure. Chinese markets generally continue to experience inefficiency, a lack of publicly available information and/or political and social instability and may be subject to volatility and pricing anomalies resulting from governmental influence. Internal social unrest or confrontations with other countries, including military conflicts in response to such events, may disrupt China’s economy and markets and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher inflation.
China has experienced security concerns, such as terrorism and strained international relations. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, export controls, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers in which the Fund invests. Incidents involving China’s or the region’s security may adversely affect the Chinese economy and markets and the Fund’s investments.
The Chinese economy is highly reliant on trade. A reduction in spending on Chinese products and services, supply chain diversification, the institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions or a trade war between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The Underlying Index may include companies that are subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. So long as these restrictions do not include restrictions on investments, the Fund is generally expected to invest in such companies, consistent with its objective to track the performance of the Underlying Index.
Chinese companies, including those listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, or for other reasons, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies.
Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. Any change in the operations of entities in a VIE structure, the status of VIE contractual arrangements or the legal or regulatory environment in China could result in significant, and possibly permanent and/or total, losses for investments in
VIE issuers. The Fund does not select investments based on investor protection considerations.
Risk of Investing in the China Bond Market. The Fund invests directly in the domestic bond market in the People’s Republic of China (“China” or the “PRC”) (the “China Interbank Bond Market”) through the Bond Connect trading channel. All bonds traded through Bond Connect are registered in the name of the PRC’s Central Moneymarkets Unit (“CMU”), which holds such bonds as a nominee owner. The precise nature and rights of the Fund as the beneficial owner of bonds traded in the China Interbank Bond Market through CMU as nominee are relatively new and untested areas of PRC law, and the exact nature of the Fund’s remedies and methods of enforcement of its rights and interests under PRC law are uncertain.
Market volatility and potential lack of liquidity due to low trading volume of certain bonds in the China Interbank Bond Market may result in the prices of certain bonds fluctuating significantly. Also, the systems used to trade through Bond Connect may not function as expected. Trading through Bond Connect is also subject to regulatory risks, including laws and regulations that are subject to change. There can be no assurance that Bond Connect or its features or systems will not be materially altered, suspended, discontinued or abolished. The Fund may be subject to additional taxation if certain tax exemptions under PRC tax regulations are withdrawn or amended. Any taxes arising from or to the Fund may be directly borne by, or indirectly passed on to, the Fund, which may substantially impact its NAV. Investing through Bond Connect subjects the Fund to currency risk, to the extent that currency rates used for Bond Connect are different than the rates used in the China Interbank Bond Market.
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments, including the U.S., the U.K., the E.U., and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities, and jurisdictions may also institute broader sanctions on Russia. Russia has issued a number of countersanctions, some of which restrict the distribution of profits by limited liability companies (e.g., dividends), and prohibit Russian persons from entering into transactions with designated persons from “unfriendly states” as well as the export of raw materials or other products from Russia to certain sanctioned persons.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, import and export restrictions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian companies in which the Fund invests. Actual and threatened responses to Russian military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and are likely to have collateral impacts
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on such sectors globally. Russian companies may be unable to pay dividends and, if they pay dividends, the Fund may be unable to receive them. As a result of sanctions, the Fund is currently restricted from trading in Russian securities, including those in its portfolio, and the Underlying Index has removed Russian securities. It is unknown when, or if, sanctions may be lifted or the Fund’s ability to trade in Russian securities will resume.
Risk of Investing in Saudi Arabia. Investing in Saudi Arabian issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to Saudi Arabia. The economy of Saudi Arabia is dominated by petroleum exports. A sustained decrease in petroleum prices could have a negative impact on all aspects of the economy. Investments in the securities of Saudi Arabian issuers involve risks not typically associated with investments in securities of issuers in more developed countries, which may negatively affect the value of the Fund’s investments. Such heightened risks may include, among others, the expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, crime and instability as a result of religious, ethnic and/or socioeconomic unrest. Instability in the Middle East region could adversely impact the economy of Saudi Arabia, and there is no assurance of political stability in Saudi Arabia.
The ability of foreign investors to invest in the securities of Saudi Arabian companies could be restricted by the Saudi Arabian government at any time, and unforeseen risks could materialize with respect to foreign ownership of such securities. There are a number of ways to conduct transactions in equity securities in the Saudi Arabian market. The Fund generally expects to transact in a manner so that it is not limited by Saudi Arabian regulations to a single broker. However, there may be a limited number of brokers who can provide services to the Fund, which may have an adverse impact on the prices, quantity or timing of Fund transactions.
Risk of Investing in the U.S. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Small Fund Risk. When the Fund’s size is small, the Fund may experience low trading volume and wide bid/ask spreads. The Fund’s performance near its inception date may not represent how the Fund will perform in the future or with a larger asset base. In addition, the Fund may face the risk of being delisted if it does not meet certain requirements set by the listing exchange. Any resulting liquidation of the Fund could lead to elevated transaction costs for the Fund and negative tax consequences for its shareholders.
Tax Risk. Because the Fund is expected to invest in the Underlying Funds, the Fund’s realized losses on sales of shares of an Underlying Fund may be indefinitely or permanently deferred as “wash sales.” Distributions of short-term capital gains by an Underlying Fund will be recognized as ordinary income by the Fund and would not be offset by the Fund’s capital loss carryforwards, if any. Capital loss carryforwards of an Underlying Fund, if any, would not offset net capital gains of the Fund.
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from the Fund’s obligation, if any, for foreign withholding taxes; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. Until the Fund reaches greater scale, it may experience higher tracking error than is typical for similar index ETFs. To the extent that the Fund seeks to achieve its investment objective through investments in the Underlying Funds, the Fund may experience increased tracking error as compared to investing directly in the securities or other assets included in the underlying indexes of the Underlying Funds. A Fund that tracks an index with exposure to non-U.S. issuers may experience higher tracking error than ETFs that do not track such indexes.
U.S. Agency Mortgage-Backed Securities Risk. MBS represent interests in “pools” of mortgages and are subject to interest rate, prepayment, and extension risk. MBS may be issued or guaranteed by the U.S. government or one of its agencies or sponsored entities. Some MBS may not be backed by the full faith and credit of the U.S. government and thus represent greater credit risk. MBS react differently than other bonds to changes in interest rates due to prepayment and extension risks. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain MBS. MBS prices may reflect adverse economic and market conditions. MBS are subject to the risk of default on the underlying mortgage loans, particularly during periods of economic downturn. The default or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible losses.
U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Changes in the U.S. government’s financial condition or credit rating may cause the value of U.S. Treasury obligations to decline. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity, but the market value of such securities is not guaranteed and may fluctuate. Although U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal.
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume
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or volatile markets or that are valued using a fair value methodology. The price received by the Fund also may differ from the value used by the Underlying Index. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-
valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
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Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of multiple broad-based securities market indexes and the Underlying Index. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	9.68%	September 30, 2025
During the periods shown in the chart:
Best Quarter	8.07%	December 31, 2023
Worst Quarter	-8.04%	June 30, 2022
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Since Fund Inception
(Inception Date: 06/12/2020)
Return Before Taxes	5.81%	2.65%
Return After Taxes on Distributions	4.57%	1.80%
Return After Taxes on Distributions and Sale of Fund Shares	3.53%	1.73%
Bloomberg U.S. Universal Index (Returns do not reflect deductions for fees, expenses or taxes)	2.04%	-0.95%
MSCI All Country World Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	17.49%	13.12%
BlackRock ESG Aware Conservative Allocation Index (Returns do not reflect deductions for fees, expenses or taxes)	5.86%	2.70%

1Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
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Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Jennifer Hsui, Matt Waldron, Peter Sietsema and Steven White (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Hsui, Mr. Waldron, Mr. Sietsema and Mr. White have been Portfolio Managers of the Fund since 2020, 2025, 2025 and 2025, respectively.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an
IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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iShares ESG Aware 60/40 Balanced Allocation ETF
Ticker: EAORStock Exchange: Cboe BZX
Investment Objective
The iShares ESG Aware 60/40 Balanced Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds with positive environmental, social, and governance characteristics intended to represent a growth risk profile.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund's pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the Fund's total return but is not included in the Fund's ratio of expenses to average net assets. Both figures are shown in the Financial Highlights section of the Fund's prospectus (the “Prospectus”). BFA, the investment adviser to the Fund, has contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other series of the Trust and iShares, Inc., provided that the waiver be no greater than the Fund's management fee, through November 29, 2030. The contractual waiver may be terminated prior to November 29, 2030 only upon written agreement of the Trust and BFA.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
0.18%	None	0.00%	0.14%	0.32%	(0.14)%	0.18%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$18	$58	$101	$329
Portfolio Turnover. The Fund and the iShares funds in which the Fund invests (each, an “Underlying Fund” and collectively, the “Underlying Funds”), may pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate for the Fund or Underlying Funds may indicate higher transaction costs and may cause the Fund or Underlying Funds to incur increased expenses. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example  (except costs to Underlying Funds included as part of Acquired Fund Fees and Expenses), affect the
Fund’s performance. To the extent an Underlying Fund incurs costs from high portfolio turnover, such costs may have a negative effect on the performance of the Fund. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies
The Fund is a fund of funds and seeks to achieve its investment objective by investing primarily in Underlying Funds that themselves seek investment results corresponding to their own
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respective underlying indexes each of which takes into account ESG characteristics. The Underlying Funds invest primarily in companies or issuers that exhibit positive ESG characteristics, as identified by the index provider of each Underlying Fund in distinct asset classes, such as large-, mid- or small-capitalization U.S. or non-U.S. equity, and the broad U.S. dollar-denominated investment-grade bond market; each such asset class has its own risk profile.
The BlackRock ESG Aware Balanced Allocation Index (the “Underlying Index”) is composed of a portfolio of ESG-oriented equity and fixed income Underlying Funds and measures the performance of BIS’s fixed allocation strategy that is intended to represent a “growth” risk profile with a 60% allocation to equities and 40% allocation to fixed income, as defined by BIS. BIS’s estimation of a growth risk profile may differ from your own. The Underlying Index is rebalanced semi-annually after the market close on the last business day of April and October.
At each rebalance, the Underlying Index includes a fixed allocation of 60% of its assets in Underlying Funds that invest primarily in equity securities and 40% of its assets in Underlying Funds that invest primarily in U.S. dollar-denominated investment-grade bonds. At each rebalance, the Fund adjusts its portfolio to align with the 60% allocation to equity and the 40% allocation to fixed income prescribed by the Index Provider. The Fund’s allocation to equity and fixed income may fluctuate due to changes in the market value of the Fund’s assets. As of July 31, 2025, the Fund invested approximately 63.00% of its assets in Underlying Funds that invest primarily in equity securities, approximately 36.90% of its assets in Underlying Funds that invest primarily in U.S. dollar-denominated investment-grade bonds, and the remainder of its assets in Underlying Funds that invest primarily in money market instruments.
As of July 31, 2025, the Underlying Index included the iShares ESG Aware MSCI USA ETF, iShares ESG Aware MSCI USA Small-Cap ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Aware MSCI EM ETF and iShares ESG Aware U.S. Aggregate Bond ETF. As of July 31, 2025, a significant portion of the Underlying Index is represented indirectly by treasury securities and securities of companies in the technology industry or sector. The components of the Underlying Index may change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund and an Underlying Fund may or may not hold all of the components of the applicable Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by the Index Provider, an affiliated person of the Fund and of BFA, the Fund's investment adviser. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below (either directly or through its investments in the Underlying Funds), any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
ESG Risk. To the extent that the Underlying Index uses criteria related to the ESG characteristics of issuers, this may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds whose underlying index does not use ESG criteria. The Underlying Index’s use of ESG criteria may result in the Fund investing in, or allocating greater weight to, securities or market sectors that underperform the market as a whole or underperform other funds that use ESG criteria. In addition, the use of representative sampling may result in divergence of the Fund’s overall ESG characteristics or ESG risk from those of the Underlying Index. The Index Provider may evaluate security-level ESG data and, if applicable, ESG objectives or constraints that are relevant to the Underlying Index only at index reviews or rebalances. Securities included in the Underlying Index may cease to meet the relevant ESG criteria but may nevertheless remain in the Underlying Index and the Fund until the next review or rebalance by the Index Provider. As a result, certain securities in the Underlying Index, or the Underlying Index as a whole, may not meet the relevant ESG objectives or constraints at all times.
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Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Allocation Risk. The Fund’s ability to achieve its investment objective depends, in part, on the Index Provider’s ability to develop a model that accurately assesses the appropriate asset class allocation for the Fund and selects the best mix of Underlying Funds and other assets. There is no guarantee that these allocation techniques and decisions will produce the desired results for the Fund. There is a risk that the evaluations and assumptions about asset classes or Underlying Funds, which are used as inputs in the model, may be incorrect. This could cause the Fund to be invested, under-invested or not invested in one or more asset classes or Underlying Funds at an inopportune time, which could adversely affect the Fund’s performance.
Investment in Underlying Fund Risk. The Fund invests in the Underlying Funds, so the Fund’s investment performance and risks are likely to be directly related to those of the Underlying Funds. The Fund’s NAV will change with changes in the value of the Underlying Funds and other assets that the Fund holds. The shares of an Underlying Fund may trade at a premium or discount to the Underlying Fund’s NAV. Investors in the Fund will indirectly bear the expenses charged by the Underlying Funds, and an investment in the Fund may entail more expenses than a direct investment in the Underlying Funds.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Because the Index Provider is relatively new to the creation of indexes, these risks may be greater with respect to the Underlying Index than in the case of an index maintained by a long-standing index provider. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.
Affiliated Fund Risk. In managing the Fund, BFA has the ability to select Underlying Funds and substitute Underlying Funds with other exchange-traded funds (“ETFs”) that it believes will achieve the Fund’s investment objective. BFA may be subject to conflicts of interest in selecting Underlying Funds and substituting Underlying Funds with other ETFs because the fees paid to BFA by some Underlying Funds and other ETFs managed by BFA may be higher than the fees paid by other Underlying Funds. Additionally, an Underlying Fund may benefit from being selected in terms of enhanced liquidity and accumulation of assets. If an Underlying Fund or other ETF holds interests in an affiliated fund in excess of a certain amount, the Fund may be prohibited from purchasing shares of that Underlying Fund or other ETF.
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.
Assets Under Management (AUM) Risk. From time to time, an Authorized Participant (as defined below in Authorized Participant Concentration Risk), a third-party investor, the Fund’s adviser, an affiliate of the Fund’s adviser, or another fund may invest in the Fund and hold its investment for a specific period of time to allow the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund or an Underlying Fund may “call” or repay the security before its stated maturity, and the Fund or an Underlying Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund's income, or in securities with greater risks or with other less favorable features.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Credit Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security may be unable or unwilling, or may be perceived as unable or unwilling, to make timely principal and/or interest payments or to otherwise honor its obligations. The credit rating assigned to a security or its issuer does not necessarily reflect the issuer’s current financial condition or an investment’s volatility or liquidity. An actual or perceived decline in an issuer’s creditworthiness may result in a decrease in the value and liquidity of its securities as well as greater price volatility, which may make it difficult to sell the
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securities. The Fund may be adversely affected if an investment that it holds experiences a downgrade or a default.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on the repatriation of foreign currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning. In addition, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.
Derivatives Risk. The Fund’s use of derivatives (e.g., futures, forwards, swaps, options) may be riskier than other types of investments and may not have the intended effect on the Fund’s performance. Derivatives can be sensitive to changes in economic and market conditions, and they may increase the Fund’s volatility. The Fund also may experience reduced returns as a result of transaction costs and losses on derivatives positions. There is the risk of imperfect correlation between the value of a derivative and that of the asset underlying the derivative. Derivatives may create investment leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives are subject to the risk of mispricing or improper valuation, particularly if there is not a liquid secondary market for the instrument. Certain derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. The use of derivatives also exposes the Fund to additional operational and legal risks.
Extension Risk. During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s or an Underlying Fund's investments.
Income Risk. The Fund’s income may decline due to falling interest rates or other factors. This can occur because the Fund may be required to invest in lower-yielding bonds when a bond in the Fund’s portfolio matures, is near maturity, is called or is prepaid or when the Fund otherwise needs to purchase additional bonds.
Interest Rate Risk. Interest rate risk refers to the risk of fluctuations in the value of a fixed-income security due to changes in the general level of interest rates. Interest rate changes can be sudden and unpredictable and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand for fixed-income securities. An increase in interest rates generally will cause the value of fixed-income securities to decline. Securities with longer maturities generally are more sensitive to interest rate changes and subject to greater fluctuations in value. Changes in interest rates may have unpredictable effects on fixed-income markets and result in heightened volatility and lower liquidity for certain instruments, which may adversely affect a Fund’s performance. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns or pay dividends to shareholders.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
National Closed Market Trading Risk. To the extent that securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other funds.
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. These risks include greater market volatility, less market liquidity, higher transaction costs, expropriation, confiscatory taxation, adverse changes in foreign investment or currency control regulations, restrictions on the repatriation of capital, and political instability. Non-U.S. issuers may be subject to different accounting, audit and financial reporting standards than U.S. issuers, and there may be less publicly available information about non-U.S. issuers. Foreign market trading hours, different clearing and settlement procedures, and holiday schedules may limit the Fund's ability to engage in portfolio transactions. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service
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providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Prepayment Risk. During periods of falling interest rates, issuers of certain debt obligations may repay principal prior to the security’s maturity, which may cause the Fund and the Underlying Funds to have to reinvest in securities with lower yields or higher risk of default, resulting in a decline in the Fund’s income or return potential.
Reinvestment Risk. The Fund  or an Underlying Fund may invest a portion of its assets in short-term fixed-income instruments and, as a result, may be adversely affected if interest rates fall because they may have to invest in lower-yielding bonds as bonds mature.
Reliance on Trading Partners Risk. The Fund and certain Underlying Funds invest in countries or regions whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund's investments. Through its holdings of securities of certain issuers, the Fund is specifically exposed to Asian Economic Risk, European Economic Risk and U.S. Economic Risk.
Risk of Investing in China. Investments in Chinese securities, including certain Hong Kong-listed and U.S.-listed securities, are subject to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. Despite economic and market reforms in recent decades, the Chinese government’s control over certain sectors and enterprises and significant regulation of investment and industry are still pervasive. Chinese companies are subject to the risk that Chinese authorities can intervene in their operations and structure. Chinese markets generally continue to experience inefficiency, a lack of publicly available information and/or political and social instability and may be subject to volatility and pricing anomalies resulting from governmental influence. Internal social unrest or confrontations with other countries, including military conflicts in response to such events, may disrupt China’s economy and markets and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher inflation.
China has experienced security concerns, such as terrorism and strained international relations. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, export controls, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers in which the Fund invests. Incidents involving China’s or the region’s security may adversely affect the Chinese economy and markets and the Fund’s investments.
The Chinese economy is highly reliant on trade. A reduction in spending on Chinese products and services, supply chain diversification, the institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions or a trade war between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The Underlying Index may include companies that are subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. So long as these restrictions do not include restrictions on investments, the Fund is generally expected to invest in such companies, consistent with its objective to track the performance of the Underlying Index.
Chinese companies, including those listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, or for other reasons, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies.
Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. Any change in the operations of entities in a VIE structure, the status of VIE contractual arrangements or the legal or regulatory environment in China could result in significant, and possibly permanent and/or total, losses for investments in VIE issuers. The Fund does not select investments based on investor protection considerations.
Risk of Investing in the China Bond Market. The Fund invests directly in the domestic bond market in the People’s Republic of China (“China” or the “PRC”) (the “China Interbank Bond Market”) through the Bond Connect trading channel. All bonds traded through Bond Connect are registered in the name of the PRC’s Central Moneymarkets Unit (“CMU”), which holds such bonds as a nominee owner. The precise nature and rights of the Fund as the beneficial owner of bonds traded in the China Interbank Bond Market through CMU as nominee are relatively new and untested areas of PRC law, and the exact nature of the Fund’s remedies and methods of enforcement of its rights and interests under PRC law are uncertain.
Market volatility and potential lack of liquidity due to low trading volume of certain bonds in the China Interbank Bond Market may result in the prices of certain bonds fluctuating significantly. Also, the systems used to trade through Bond Connect may not function as expected. Trading through Bond Connect is also subject to regulatory risks, including laws and regulations that are subject to change. There can be no assurance that Bond Connect or its features or systems will not be materially altered, suspended, discontinued or abolished. The Fund may be subject to additional taxation if certain tax exemptions under PRC tax regulations are withdrawn or amended. Any taxes arising from or to the Fund may be directly borne by, or indirectly passed on to, the Fund, which may substantially impact its NAV. Investing through Bond Connect subjects the Fund to currency risk, to the extent that currency rates used for Bond Connect are different than the rates used in the China Interbank Bond Market.
Risk of Investing in Developed Countries. The Fund’s and the Underlying Fund's investment in  developed country issuers will subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving
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a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s or an Underlying Fund's investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments, including the U.S., the U.K., the E.U., and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities, and jurisdictions may also institute broader sanctions on Russia. Russia has issued a number of countersanctions, some of which restrict the distribution of profits by limited liability companies (e.g., dividends), and prohibit Russian persons from entering into transactions with designated persons from “unfriendly states” as well as the export of raw materials or other products from Russia to certain sanctioned persons.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, import and export restrictions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian companies in which the Fund invests. Actual and threatened responses to Russian military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and are likely to have collateral impacts on such sectors globally. Russian companies may be unable to pay dividends and, if they pay dividends, the Fund may be unable to receive them. As a result of sanctions, the Fund is currently restricted from trading in Russian securities, including those in its portfolio, and the Underlying Index has removed Russian securities. It is unknown when, or if, sanctions may be lifted or the Fund’s ability to trade in Russian securities will resume.
Risk of Investing in Saudi Arabia. Investing in Saudi Arabian issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to Saudi Arabia. The economy of Saudi Arabia is dominated by petroleum exports. A sustained decrease in petroleum prices could have a negative impact on all aspects of the economy. Investments in the securities of Saudi Arabian issuers involve risks not typically associated with investments in securities of issuers in more developed countries, which may negatively affect the value of the Fund’s investments. Such heightened risks may include, among others, the expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, crime and instability as a result of religious, ethnic and/or socioeconomic unrest. Instability in the Middle East region could adversely impact the economy of Saudi Arabia, and there is no assurance of political stability in Saudi Arabia.
The ability of foreign investors to invest in the securities of Saudi Arabian companies could be restricted by the Saudi Arabian government at any time, and unforeseen risks could materialize with respect to foreign ownership of such securities. There are a number of ways to conduct transactions in equity securities in the Saudi Arabian market. The Fund generally expects to transact in a manner so that it is not limited by Saudi Arabian regulations to a single broker. However, there may be a limited number of brokers who can provide services to the Fund, which may have an adverse impact on the prices, quantity or timing of Fund transactions.
Risk of Investing in the U.S. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Small Fund Risk. When the Fund’s size is small, the Fund may experience low trading volume and wide bid/ask spreads. The Fund’s performance near its inception date may not represent how the Fund will perform in the future or with a larger asset base. In addition, the Fund may face the risk of being delisted if it does not meet certain requirements set by the listing exchange. Any resulting liquidation of the Fund could lead to elevated transaction costs for the Fund and negative tax consequences for its shareholders.
Tax Risk. Because the Fund is expected to invest in the Underlying Funds, the Fund’s realized losses on sales of shares of an Underlying Fund may be indefinitely or permanently deferred as “wash sales.” Distributions of short-term capital gains by an Underlying Fund will be recognized as ordinary income by the Fund and would not be offset by the Fund’s capital loss carryforwards, if any. Capital loss carryforwards of an Underlying Fund, if any, would not offset net capital gains of the Fund.
Technology Companies Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or
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interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from the Fund’s obligation, if any, for foreign withholding taxes; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. Until the Fund reaches greater scale, it may experience higher tracking error than is typical for similar index ETFs. To the extent that the Fund seeks to achieve its investment objective through investments in the Underlying Funds, the Fund may experience increased tracking error as compared to investing directly in the securities or other assets included in the underlying indexes of the Underlying Funds. A Fund that tracks an index with exposure to non-U.S. issuers may experience higher tracking error than ETFs that do not track such indexes.
U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Changes in the U.S. government’s financial condition or credit rating may cause the value of U.S. Treasury obligations to decline. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity, but the market value of such securities is not guaranteed and may fluctuate. Although U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal.
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The price received by the Fund also may differ from the value used by the Underlying Index. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
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Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of multiple broad-based securities market indexes and the Underlying Index. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	13.07%	September 30, 2025
During the periods shown in the chart:
Best Quarter	9.48%	December 31, 2023
Worst Quarter	-11.21%	June 30, 2022
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Since Fund Inception
(Inception Date: 06/12/2020)
Return Before Taxes	10.61%	7.07%
Return After Taxes on Distributions	9.69%	6.39%
Return After Taxes on Distributions and Sale of Fund Shares	6.48%	5.33%
MSCI All Country World Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	17.49%	13.12%
Bloomberg U.S. Universal Index (Returns do not reflect deductions for fees, expenses or taxes)	2.04%	-0.95%
BlackRock ESG Aware Balanced Allocation Index (Returns do not reflect deductions for fees, expenses or taxes)	10.65%	7.13%

1Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
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Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Jennifer Hsui, Matt Waldron, Peter Sietsema and Steven White (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Hsui, Mr. Waldron, Mr. Sietsema and Mr. White have been Portfolio Managers of the Fund since 2020, 2025, 2025 and 2025, respectively.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an
IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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iShares ESG Aware 40/60 Moderate Allocation ETF
Ticker: EAOMStock Exchange: Cboe BZX
Investment Objective
The iShares ESG Aware 40/60 Moderate Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds with positive environmental, social, and governance characteristics intended to represent a moderate risk profile.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund's pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the Fund's total return but is not included in the Fund's ratio of expenses to average net assets. Both figures are shown in the Financial Highlights section of the Fund's prospectus (the “Prospectus”). BFA, the investment adviser to the Fund, has contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other series of the Trust and iShares, Inc., provided that the waiver be no greater than the Fund's management fee, through November 29, 2030. The contractual waiver may be terminated prior to November 29, 2030 only upon written agreement of the Trust and BFA.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
0.18%	None	0.00%	0.13%	0.31%	(0.13)%	0.18%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$18	$58	$101	$322
Portfolio Turnover. The Fund and the iShares funds in which the Fund invests (each, an “Underlying Fund” and collectively, the “Underlying Funds”), may pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate for the Fund or Underlying Funds may indicate higher transaction costs and may cause the Fund or Underlying Funds to incur increased expenses. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example  (except costs to Underlying Funds included as part of Acquired Fund Fees and Expenses), affect the
Fund’s performance. To the extent an Underlying Fund incurs costs from high portfolio turnover, such costs may have a negative effect on the performance of the Fund. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Principal Investment Strategies
The Fund is a fund of funds and seeks to achieve its investment objective by investing primarily in Underlying Funds that themselves seek investment results corresponding to their own
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respective underlying indexes each of which takes into account ESG characteristics. The Underlying Funds invest primarily in companies or issuers that exhibit positive ESG characteristics, as identified by the index provider of each Underlying Fund in distinct asset classes, such as large-, mid- or small-capitalization U.S. or non-U.S. equity, and the broad U.S. dollar-denominated investment-grade bond market; each such asset class has its own risk profile.
The BlackRock ESG Aware Moderate Allocation Index (the “Underlying Index”) is composed of a portfolio of ESG-oriented equity and fixed income Underlying Funds and measures the performance of BIS’s fixed allocation strategy that is intended to represent a “moderate” risk profile with a 60% allocation to fixed income and 40% allocation to equities, as defined by BIS. BIS’s estimation of a moderate risk profile may differ from your own. The Underlying Index is rebalanced semi-annually after the market close on the last business day of April and October.
At each rebalance, the Underlying Index includes a fixed allocation of 60% of its assets in Underlying Funds that invest primarily in U.S. dollar-denominated investment-grade bonds and 40% of its assets in Underlying Funds that invest primarily in equity securities. At each rebalance, the Fund adjusts its portfolio to align with the 60% allocation to fixed income and the 40% allocation to equity prescribed by the Index Provider. The Fund’s allocation to fixed income and equity may fluctuate due to changes in the market value of the Fund’s assets. As of July 31, 2025, the Fund invested approximately 56.80% of its assets in Underlying Funds that invest primarily in U.S. dollar-denominated investment-grade bonds, approximately 43.10% of its assets in Underlying Funds that invest primarily in equity securities, and the remainder of its assets in Underlying Funds that invest primarily in money market instruments.
As of July 31, 2025, the Underlying Index included the iShares ESG Aware MSCI USA ETF, iShares ESG Aware MSCI USA Small-Cap ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Aware MSCI EM ETF, and iShares ESG Aware U.S. Aggregate Bond ETF. As of July 31, 2025, a significant portion of the Underlying Index is represented indirectly by treasury securities and securitized assets. The components of the Underlying Index may change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund and an Underlying Fund may or may not hold all of the components of the applicable Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by the Index Provider, an affiliated person of the Fund and of BFA, the Fund's investment adviser. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below (either directly or through its investments in the Underlying Funds), any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
ESG Risk. To the extent that the Underlying Index uses criteria related to the ESG characteristics of issuers, this may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds whose underlying index does not use ESG criteria. The Underlying Index’s use of ESG criteria may result in the Fund investing in, or allocating greater weight to, securities or market sectors that underperform the market as a whole or underperform other funds that use ESG criteria. In addition, the use of representative sampling may result in divergence of the Fund’s overall ESG
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characteristics or ESG risk from those of the Underlying Index. The Index Provider may evaluate security-level ESG data and, if applicable, ESG objectives or constraints that are relevant to the Underlying Index only at index reviews or rebalances. Securities included in the Underlying Index may cease to meet the relevant ESG criteria but may nevertheless remain in the Underlying Index and the Fund until the next review or rebalance by the Index Provider. As a result, certain securities in the Underlying Index, or the Underlying Index as a whole, may not meet the relevant ESG objectives or constraints at all times.
Credit Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security may be unable or unwilling, or may be perceived as unable or unwilling, to make timely principal and/or interest payments or to otherwise honor its obligations. The credit rating assigned to a security or its issuer does not necessarily reflect the issuer’s current financial condition or an investment’s volatility or liquidity. An actual or perceived decline in an issuer’s creditworthiness may result in a decrease in the value and liquidity of its securities as well as greater price volatility, which may make it difficult to sell the securities. The Fund may be adversely affected if an investment that it holds experiences a downgrade or a default.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Allocation Risk. The Fund’s ability to achieve its investment objective depends, in part, on the Index Provider’s ability to develop a model that accurately assesses the appropriate asset class allocation for the Fund and selects the best mix of Underlying Funds and other assets. There is no guarantee that these allocation techniques and decisions will produce the desired results for the Fund. There is a risk that the evaluations and assumptions about asset classes or Underlying Funds, which are used as inputs in the model, may be incorrect. This could cause the Fund to be invested, under-invested or not invested in one or more asset classes or Underlying Funds at an inopportune time, which could adversely affect the Fund’s performance.
Investment in Underlying Fund Risk. The Fund invests in the Underlying Funds, so the Fund’s investment performance and risks are likely to be directly related to those of the Underlying Funds. The Fund’s NAV will change with changes in the value of the Underlying Funds and other assets that the Fund holds. The shares of an Underlying Fund may trade at a premium or discount to the Underlying Fund’s NAV. Investors in the Fund will indirectly bear the expenses charged by the Underlying Funds, and an investment in the Fund may entail more expenses than a direct investment in the Underlying Funds.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Because the Index Provider is relatively new to the creation of indexes, these risks may be greater with respect to the Underlying Index than in the case of an index maintained by a long-standing index provider. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.
Affiliated Fund Risk. In managing the Fund, BFA has the ability to select Underlying Funds and substitute Underlying Funds with other exchange-traded funds (“ETFs”) that it believes will achieve the Fund’s investment objective. BFA may be subject to conflicts of interest in selecting Underlying Funds and substituting Underlying Funds with other ETFs because the fees paid to BFA by some Underlying Funds and other ETFs managed by BFA may be higher than the fees paid by other Underlying Funds. Additionally, an Underlying Fund may benefit from being selected in terms of enhanced liquidity and accumulation of assets. If an Underlying Fund or other ETF holds interests in an affiliated fund in excess of a certain amount, the Fund may be prohibited from purchasing shares of that Underlying Fund or other ETF.
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.
Assets Under Management (AUM) Risk. From time to time, an Authorized Participant (as defined below in Authorized Participant Concentration Risk), a third-party investor, the Fund’s adviser, an affiliate of the Fund’s adviser, or another fund may invest in the Fund and hold its investment for a specific period of time to allow the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with
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the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund or an Underlying Fund may “call” or repay the security before its stated maturity, and the Fund or an Underlying Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund's income, or in securities with greater risks or with other less favorable features.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on the repatriation of foreign currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning. In addition, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.
Derivatives Risk. The Fund’s use of derivatives (e.g., futures, forwards, swaps, options) may be riskier than other types of investments and may not have the intended effect on the Fund’s performance. Derivatives can be sensitive to changes in economic and market conditions, and they may increase the Fund’s volatility. The Fund also may experience reduced returns as a result of transaction costs and losses on derivatives positions. There is the risk of imperfect correlation between the value of a derivative and that of the asset underlying the derivative. Derivatives may create investment leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives are subject to the risk of mispricing or improper valuation, particularly if there is not a liquid secondary market for the instrument. Certain derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. The use of derivatives also exposes the Fund to additional operational and legal risks.
Extension Risk. During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s or an Underlying Fund's investments.
Income Risk. The Fund’s income may decline due to falling interest rates or other factors. This can occur because the Fund may be required to invest in lower-yielding bonds when a bond in the Fund’s portfolio matures, is near maturity, is called or is prepaid or when the Fund otherwise needs to purchase additional bonds.
Interest Rate Risk. Interest rate risk refers to the risk of fluctuations in the value of a fixed-income security due to changes in the general level of interest rates. Interest rate changes can be sudden and unpredictable and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand for fixed-income securities. An increase in interest rates generally will cause the value of fixed-income securities to decline. Securities with longer maturities generally are more sensitive to interest rate changes and subject to greater fluctuations in value. Changes in interest rates may have unpredictable effects on fixed-income markets and result in heightened volatility and lower liquidity for certain instruments, which may adversely affect a Fund’s performance. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns or pay dividends to shareholders.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
National Closed Market Trading Risk. To the extent that securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the
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securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other funds.
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. These risks include greater market volatility, less market liquidity, higher transaction costs, expropriation, confiscatory taxation, adverse changes in foreign investment or currency control regulations, restrictions on the repatriation of capital, and political instability. Non-U.S. issuers may be subject to different accounting, audit and financial reporting standards than U.S. issuers, and there may be less publicly available information about non-U.S. issuers. Foreign market trading hours, different clearing and settlement procedures, and holiday schedules may limit the Fund's ability to engage in portfolio transactions. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Prepayment Risk. During periods of falling interest rates, issuers of certain debt obligations may repay principal prior to the security’s maturity, which may cause the Fund and the Underlying Funds to have to reinvest in securities with lower yields or higher risk of default, resulting in a decline in the Fund’s income or return potential.
Reinvestment Risk. The Fund  or an Underlying Fund may invest a portion of its assets in short-term fixed-income instruments and, as a result, may be adversely affected if interest rates fall because they may have to invest in lower-yielding bonds as bonds mature.
Reliance on Trading Partners Risk. The Fund and certain Underlying Funds invest in countries or regions whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund's investments. Through its holdings of securities of certain issuers, the Fund is specifically exposed to Asian Economic Risk, European Economic Risk and U.S. Economic Risk.
Risk of Investing in China. Investments in Chinese securities, including certain Hong Kong-listed and U.S.-listed securities, are subject to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. Despite economic and market reforms in recent decades, the Chinese government’s control over certain sectors and enterprises and significant regulation of investment and industry are still pervasive. Chinese companies are subject to the risk that Chinese authorities can intervene in their operations and structure. Chinese markets generally continue to experience inefficiency, a lack of publicly available information and/or political and social instability and may be subject to volatility and pricing anomalies resulting from governmental influence. Internal social unrest or confrontations with other countries, including military conflicts in response to such events, may disrupt China’s economy and markets and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher inflation.
China has experienced security concerns, such as terrorism and strained international relations. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, export controls, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers in which the Fund invests. Incidents involving China’s or the region’s security may adversely affect the Chinese economy and markets and the Fund’s investments.
The Chinese economy is highly reliant on trade. A reduction in spending on Chinese products and services, supply chain diversification, the institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions or a trade war between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The Underlying Index may include companies that are subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. So long as these restrictions do not include restrictions on investments, the Fund is generally expected to invest in such companies, consistent with its objective to track the performance of the Underlying Index.
Chinese companies, including those listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, or for other reasons, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies.
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Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. Any change in the operations of entities in a VIE structure, the status of VIE contractual arrangements or the legal or regulatory environment in China could result in significant, and possibly permanent and/or total, losses for investments in VIE issuers. The Fund does not select investments based on investor protection considerations.
Risk of Investing in the China Bond Market. The Fund invests directly in the domestic bond market in the People’s Republic of China (“China” or the “PRC”) (the “China Interbank Bond Market”) through the Bond Connect trading channel. All bonds traded through Bond Connect are registered in the name of the PRC’s Central Moneymarkets Unit (“CMU”), which holds such bonds as a nominee owner. The precise nature and rights of the Fund as the beneficial owner of bonds traded in the China Interbank Bond Market through CMU as nominee are relatively new and untested areas of PRC law, and the exact nature of the Fund’s remedies and methods of enforcement of its rights and interests under PRC law are uncertain.
Market volatility and potential lack of liquidity due to low trading volume of certain bonds in the China Interbank Bond Market may result in the prices of certain bonds fluctuating significantly. Also, the systems used to trade through Bond Connect may not function as expected. Trading through Bond Connect is also subject to regulatory risks, including laws and regulations that are subject to change. There can be no assurance that Bond Connect or its features or systems will not be materially altered, suspended, discontinued or abolished. The Fund may be subject to additional taxation if certain tax exemptions under PRC tax regulations are withdrawn or amended. Any taxes arising from or to the Fund may be directly borne by, or indirectly passed on to, the Fund, which may substantially impact its NAV. Investing through Bond Connect subjects the Fund to currency risk, to the extent that currency rates used for Bond Connect are different than the rates used in the China Interbank Bond Market.
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments, including the U.S., the U.K., the E.U., and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities, and jurisdictions may also institute broader sanctions on Russia. Russia has issued a number of countersanctions, some of which restrict the distribution of profits by limited liability companies (e.g., dividends), and prohibit Russian persons from entering into transactions with designated persons from “unfriendly states” as well as the export of raw materials or other products from Russia to certain sanctioned persons.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant.
Disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, import and export restrictions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian companies in which the Fund invests. Actual and threatened responses to Russian military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and are likely to have collateral impacts on such sectors globally. Russian companies may be unable to pay dividends and, if they pay dividends, the Fund may be unable to receive them. As a result of sanctions, the Fund is currently restricted from trading in Russian securities, including those in its portfolio, and the Underlying Index has removed Russian securities. It is unknown when, or if, sanctions may be lifted or the Fund’s ability to trade in Russian securities will resume.
Risk of Investing in Saudi Arabia. Investing in Saudi Arabian issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to Saudi Arabia. The economy of Saudi Arabia is dominated by petroleum exports. A sustained decrease in petroleum prices could have a negative impact on all aspects of the economy. Investments in the securities of Saudi Arabian issuers involve risks not typically associated with investments in securities of issuers in more developed countries, which may negatively affect the value of the Fund’s investments. Such heightened risks may include, among others, the expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, crime and instability as a result of religious, ethnic and/or socioeconomic unrest. Instability in the Middle East region could adversely impact the economy of Saudi Arabia, and there is no assurance of political stability in Saudi Arabia.
The ability of foreign investors to invest in the securities of Saudi Arabian companies could be restricted by the Saudi Arabian government at any time, and unforeseen risks could materialize with respect to foreign ownership of such securities. There are a number of ways to conduct transactions in equity securities in the Saudi Arabian market. The Fund generally expects to transact in a manner so that it is not limited by Saudi Arabian regulations to a single broker. However, there may be a limited number of brokers who can provide services to the Fund, which may have an adverse impact on the prices, quantity or timing of Fund transactions.
Risk of Investing in the U.S. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any
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investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Small Fund Risk. When the Fund’s size is small, the Fund may experience low trading volume and wide bid/ask spreads. The Fund’s performance near its inception date may not represent how the Fund will perform in the future or with a larger asset base. In addition, the Fund may face the risk of being delisted if it does not meet certain requirements set by the listing exchange. Any resulting liquidation of the Fund could lead to elevated transaction costs for the Fund and negative tax consequences for its shareholders.
Tax Risk. Because the Fund is expected to invest in the Underlying Funds, the Fund’s realized losses on sales of shares of an Underlying Fund may be indefinitely or permanently deferred as “wash sales.” Distributions of short-term capital gains by an Underlying Fund will be recognized as ordinary income by the Fund and would not be offset by the Fund’s capital loss carryforwards, if any. Capital loss carryforwards of an Underlying Fund, if any, would not offset net capital gains of the Fund.
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from the Fund’s obligation, if any, for foreign withholding taxes; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. Until the Fund reaches greater scale, it may experience higher tracking error than is typical for similar index ETFs. To the extent that the Fund seeks to achieve its investment objective through investments in the Underlying Funds, the Fund may experience increased tracking error as compared to investing directly in the securities or other assets included in the underlying indexes of the Underlying Funds. A Fund that tracks an index with exposure to non-U.S. issuers may experience higher tracking error than ETFs that do not track such indexes.
U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Changes in the U.S. government’s financial condition or credit rating may cause the value of U.S. Treasury obligations to decline. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity, but the market value of such securities is not guaranteed and may fluctuate. Although U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal.
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The price received by the Fund also may differ from the value used by the Underlying Index. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
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Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of multiple broad-based securities market indexes and the Underlying Index. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	10.83%	September 30, 2025
During the periods shown in the chart:
Best Quarter	8.54%	December 31, 2023
Worst Quarter	-9.08%	June 30, 2022
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Since Fund Inception
(Inception Date: 06/12/2020)
Return Before Taxes	7.39%	4.12%
Return After Taxes on Distributions	6.28%	3.35%
Return After Taxes on Distributions and Sale of Fund Shares	4.51%	2.92%
Bloomberg U.S. Universal Index (Returns do not reflect deductions for fees, expenses or taxes)	2.04%	-0.95%
MSCI All Country World Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	17.49%	13.12%
BlackRock ESG Aware Moderate Allocation Index (Returns do not reflect deductions for fees, expenses or taxes)	7.46%	4.18%

1Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
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Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Jennifer Hsui, Matt Waldron, Peter Sietsema and Steven White (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Hsui, Mr. Waldron, Mr. Sietsema and Mr. White have been Portfolio Managers of the Fund since 2020, 2025, 2025 and 2025, respectively.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an
IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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iSHARES® MORNINGSTAR MULTI-ASSET INCOME ETF
Ticker: IYLDStock Exchange: Cboe BZX
Investment Objective
The iShares Morningstar Multi-Asset Income ETF (the “Fund”) seeks to track the investment results of an index composed of underlying equity, fixed income and other income funds that collectively seek to deliver high current income while providing an opportunity for capital appreciation.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund's pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the Fund's total return but is not included in the Fund's ratio of expenses to average net assets. Both figures are shown in the Financial Highlights section of the Fund's prospectus (the “Prospectus”). BFA, the investment adviser to the Fund, has contractually agreed to waive a portion of its management fee so that the Fund’s total annual fund operating expenses after the fee waiver will not exceed 0.60% through November 30, 2026. The contractual waiver may be terminated prior to November 30, 2026 only upon written agreement of the Trust and BFA.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
0.25%	None	0.00%	0.25%	0.50%	(0.00)%	0.50%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$51	$160	$280	$628
Portfolio Turnover. The Fund and the underlying funds in which the Fund invests (each, an “Underlying Fund” and collectively, the “Underlying Funds”), may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate for the Fund or Underlying Funds may indicate higher transaction costs and may cause the Fund or the Underlying Funds to incur increased expenses. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example (except costs to Underlying Funds included as part of Acquired Fund Fees and Expenses), affect the Fund’s performance. To the extent an Underlying Fund incurs costs from high portfolio turnover, such costs may have a negative effect on the performance of the Fund. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.
Principal Investment Strategies
The Fund is a fund-of-funds and seeks to achieve its investment objective by investing primarily in the securities of the Underlying Funds that themselves seek investment results corresponding to their own underlying indexes. The Fund invests in a combination of Underlying Funds and may also invest in other exchange-traded funds (“ETFs”) (including other iShares funds), U.S. government
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securities, short-term paper, futures contracts, options on futures contracts, options, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”).
The Morningstar® Multi-Asset High Income IndexSM (the “Underlying Index”) is broadly diversified and seeks to deliver high current income while maintaining long-term capital appreciation.  The goal of the Underlying Index is to represent an allocation strategy to distinct asset classes of 20% equities, 60% fixed-income and 20% in an “alternative income sources” asset class, which consists of Underlying Funds that the index provider, Morningstar, Inc. (“Morningstar” or the “Index Provider”), considers to exhibit both equity and fixed-income-like characteristics. Each asset class has its own risk profile. The Underlying Index is rebalanced and reconstituted quarterly. The Underlying Index is comprised of Underlying Funds within these asset classes that have demonstrated relatively high income on a consistent basis and meet liquidity characteristics as determined by Morningstar's proprietary index methodology.
The 20% equity allocation consists of Underlying Funds that invest primarily in U.S. and non-U.S. equities. The 60% fixed-income allocation consists of Underlying Funds that invest primarily in U.S. and non-U.S. fixed-income securities. The 20% alternative income source allocation generally consists of Underlying Funds that invest primarily in real estate investment trusts (“REITs”) and preferred stocks. When the combined allocation percentages equal less than 100%, the Fund may invest the remainder of its assets in BlackRock Cash Funds. Investments in Underlying Funds that have significant non-U.S. currency exposure will not exceed 25% of the weight of the Underlying Index.
As of July 31, 2025, the Underlying Index included the following Underlying Funds within the equity asset class: iShares Latin America 40 ETF and iShares MSCI EAFE Value ETF; the following Underlying Funds within the fixed-income asset class: iShares Broad USD High Yield Corporate Bond ETF, iShares Core 1-5 Year USD Bond ETF, iShares Floating Rate Bond ETF, iShares J.P. Morgan EM Corporate Bond ETF and iShares J.P. Morgan EM Local Currency Bond ETF; and the following Underlying Funds within the alternatives asset class: iShares Global REIT ETF, iShares MBS ETF and iShares Preferred and Income Securities ETF. The Underlying Index may add, eliminate or replace Underlying Funds at any time. As of July 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the financials industry or sector. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund and an Underlying Fund may or may not hold all of the components of the applicable Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by Morningstar, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below (either directly or through its investments in the Underlying Funds), any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Income Risk. The Fund’s income may decline due to falling interest rates or other factors. This can occur because the Fund may be required to invest in lower-yielding bonds when a bond in the Fund’s portfolio matures, is near maturity, is called or is prepaid or when the Fund otherwise needs to purchase additional bonds.
Credit Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security may be unable or unwilling, or may be perceived as unable or unwilling, to make timely principal and/or interest payments or to otherwise honor its obligations. The credit rating assigned to a security or its issuer does not necessarily reflect the issuer’s current financial condition or an investment’s volatility or liquidity. An actual or perceived decline in an issuer’s creditworthiness may result in a decrease in the value and liquidity of its securities as well as greater price volatility, which may make it difficult to sell the
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securities. The Fund may be adversely affected if an investment that it holds experiences a downgrade or a default.
Investment in Underlying Fund Risk. The Fund invests in the Underlying Funds, so the Fund’s investment performance and risks are likely to be directly related to those of the Underlying Funds. The Fund’s NAV will change with changes in the value of the Underlying Funds and other assets that the Fund holds. The shares of an Underlying Fund may trade at a premium or discount to the Underlying Fund’s NAV. Investors in the Fund will indirectly bear the expenses charged by the Underlying Funds, and an investment in the Fund may entail more expenses than a direct investment in the Underlying Funds.
Affiliated Fund Risk. In managing the Fund, BFA has the ability to select Underlying Funds and substitute Underlying Funds with other exchange-traded funds (“ETFs”) that it believes will achieve the Fund’s investment objective. BFA may be subject to conflicts of interest in selecting Underlying Funds and substituting Underlying Funds with other ETFs because the fees paid to BFA by some Underlying Funds and other ETFs managed by BFA may be higher than the fees paid by other Underlying Funds. Additionally, an Underlying Fund may benefit from being selected in terms of enhanced liquidity and accumulation of assets. If an Underlying Fund or other ETF holds interests in an affiliated fund in excess of a certain amount, the Fund may be prohibited from purchasing shares of that Underlying Fund or other ETF.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.
Allocation Risk. The Fund’s ability to achieve its investment objective depends, in part, on the Index Provider’s ability to develop a model that accurately assesses the appropriate asset class allocation for the Fund and selects the best mix of Underlying Funds and other assets. There is no guarantee that these allocation techniques and decisions will produce the desired results for the Fund. There is a risk that the evaluations and assumptions about asset classes or Underlying Funds, which are used as inputs in the model, may be incorrect. This could cause the Fund to be invested, under-invested or not invested in one or more asset classes or Underlying Funds at an inopportune time, which could adversely affect the Fund’s performance.
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund or an Underlying Fund may “call” or repay the security before its stated maturity, and the Fund or an Underlying Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund's income, or in securities with greater risks or with other less favorable features.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on the repatriation of foreign currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning. In addition, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.
Custody Risk. Less developed securities markets are more likely to experience problems with the clearing and settlement of trades, as well as the custody of securities and other assets by local banks, agents and depositories. These issues may have an adverse impact on the Fund, including losses or delays in payments, delivery or recovery of money or other assets.
Dividend-Paying Stock Risk. Investing in dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform other types of stocks or the broader market. Companies that issue dividend-paying stocks are not required to pay or continue paying dividends on such stocks. It is possible that issuers of the stocks held by the Fund will not declare dividends in the future or will reduce or eliminate the payment of dividends (including reducing or eliminating anticipated accelerations or increases in the payment of dividends), which may adversely affect the Fund.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of
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reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Extension Risk. During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s or an Underlying Fund's investments.
Financial Companies Risk. Financial services companies are subject to extensive governmental regulation and intervention, which may adversely affect their profitability, the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain and their size, among other things. Financial services companies also may be significantly affected by, among other things, interest rates, economic conditions, volatility in financial markets, credit rating downgrades, adverse public perception, exposure concentration and counterparty risk.
High Yield Securities Risk. Debt securities that are rated below investment grade (commonly referred to as “junk bonds”) and debt securities that are unrated are generally considered to be speculative. Compared to higher-quality debt securities, high yield securities are subject to a greater risk of default, illiquidity, price volatility and valuation uncertainty. Such investments may be subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, prepayment risk, and lack of publicly available information.
Interest Rate Risk. Interest rate risk refers to the risk of fluctuations in the value of a fixed-income security due to changes in the general level of interest rates. Interest rate changes can be sudden and unpredictable and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand for fixed-income securities. An increase in interest rates generally will cause the value of fixed-income securities to decline. Securities with longer maturities generally are more sensitive to interest rate changes and subject to greater fluctuations in value. Changes in interest rates may have unpredictable effects on fixed-income markets and result in heightened volatility and lower liquidity for certain instruments, which may adversely affect a Fund’s performance. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns or pay dividends to shareholders.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
National Closed Market Trading Risk. To the extent that securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other funds.
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. These risks include greater market volatility, less market liquidity, higher transaction costs, expropriation, confiscatory taxation, adverse changes in foreign investment or currency control regulations, restrictions on the repatriation of capital, and political instability. Non-U.S. issuers may be subject to different accounting, audit and financial reporting standards than U.S. issuers, and there may be less publicly available information about non-U.S. issuers. Foreign market trading hours, different clearing and settlement procedures, and holiday schedules may limit the Fund's ability to engage in portfolio transactions. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
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Prepayment Risk. During periods of falling interest rates, issuers of certain debt obligations may repay principal prior to the security’s maturity, which may cause the Fund to have to reinvest in securities with lower yields or higher risk of default, resulting in a decline in the Fund’s income or return potential.
Privately Issued Securities Risk. Privately issued securities are securities that have not been registered under the Securities Act of 1933, as amended (the “1933 Act”). Such securities typically are subject to legal restrictions on resale and generally are not traded in established public markets. As a result, privately issued securities may be deemed to be illiquid investments, may be more difficult to value than publicly traded securities, may be subject to wide fluctuations in value and may have higher transaction costs. There can be no assurance that a trading market will exist at any time for any particular privately issued security. Difficulty in selling such securities at a desirable time or price may result in a loss to the Fund.
Reinvestment Risk. The Fund  or an Underlying Fund may invest a portion of its assets in short-term fixed-income instruments and, as a result, may be adversely affected if interest rates fall because they may have to invest in lower-yielding bonds as bonds mature.
Reliance on Trading Partners Risk. The Fund or an Underlying Fund invests in countries or regions whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund's investments.
Risk of Investing in China. Investments in Chinese securities, including certain Hong Kong-listed and U.S.-listed securities, are subject to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. Despite economic and market reforms in recent decades, the Chinese government’s control over certain sectors and enterprises and significant regulation of investment and industry are still pervasive. Chinese companies are subject to the risk that Chinese authorities can intervene in their operations and structure. Chinese markets generally continue to experience inefficiency, a lack of publicly available information and/or political and social instability and may be subject to volatility and pricing anomalies resulting from governmental influence. Internal social unrest or confrontations with other countries, including military conflicts in response to such events, may disrupt China’s economy and markets and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher inflation.
China has experienced security concerns, such as terrorism and strained international relations. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, export controls, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers in which the Fund invests. Incidents involving China’s or the region’s security may adversely affect the Chinese economy and markets and the Fund’s investments.
The Chinese economy is highly reliant on trade. A reduction in spending on Chinese products and services, supply chain diversification, the institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions or a trade war between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The Underlying Index may include companies that are subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. So long as these restrictions do not include restrictions on investments, the Fund is generally expected to invest in such companies, consistent with its objective to track the performance of the Underlying Index.
Chinese companies, including those listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, or for other reasons, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies.
Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. Any change in the operations of entities in a VIE structure, the status of VIE contractual arrangements or the legal or regulatory environment in China could result in significant, and possibly permanent and/or total, losses for investments in VIE issuers. The Fund does not select investments based on investor protection considerations.
Risk of Investing in the China Bond Market. The Fund invests directly in the domestic bond market in the People’s Republic of China (“China” or the “PRC”) (the “China Interbank Bond Market”) through the Bond Connect trading channel. All bonds traded through Bond Connect are registered in the name of the PRC’s Central Moneymarkets Unit (“CMU”), which holds such bonds as a nominee owner. The precise nature and rights of the Fund as the beneficial owner of bonds traded in the China Interbank Bond Market through CMU as nominee are relatively new and untested areas of PRC law, and the exact nature of the Fund’s remedies and methods of enforcement of its rights and interests under PRC law are uncertain.
Market volatility and potential lack of liquidity due to low trading volume of certain bonds in the China Interbank Bond Market may result in the prices of certain bonds fluctuating significantly. Also, the systems used to trade through Bond Connect may not function as expected. Trading through Bond Connect is also subject to regulatory risks, including laws and regulations that are subject to change. There can be no assurance that Bond Connect or its features or systems will not be materially altered, suspended, discontinued or abolished. The Fund may be subject to additional taxation if certain tax exemptions under PRC tax regulations are withdrawn or amended. Any taxes arising from or to the Fund may be directly borne by, or indirectly passed on to, the Fund, which may substantially impact its NAV. Investing through Bond Connect subjects the Fund to currency risk, to the extent that currency rates used for Bond Connect are different than the rates used in the China Interbank Bond Market.
Risk of Investing in Developed Countries. The Fund’s and the Underlying Fund's investment in  developed country issuers will subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war,
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terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s or an Underlying Fund's investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Risk of Investing in Emerging Markets. Investments in emerging markets may be subject to a greater risk of loss than investments in more developed markets. The risks of emerging markets may include, among others, greater market volatility; political, legal, economic, and social instability; less developed securities markets, including settlement, custody and valuation processes; government expropriation or nationalization of assets; greater volatility in currency exchange rates; more capital controls; less governmental supervision and regulation; and less stringent accounting, auditing and disclosure requirements. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies, and shareholders may have limited legal remedies. Emerging market securities may face liquidity challenges, and the Fund may be unable to liquidate its positions in such securities at a favorable time or price.
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments, including the U.S., the U.K., the E.U., and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities, and jurisdictions may also institute broader sanctions on Russia. Russia has issued a number of countersanctions, some of which restrict the distribution of profits by limited liability companies (e.g., dividends), and prohibit Russian persons from entering into transactions with designated persons from “unfriendly states” as well as the export of raw materials or other products from Russia to certain sanctioned persons.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, import and export restrictions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian companies in which the Fund invests. Actual and threatened responses to Russian military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and are likely to have collateral impacts on such sectors globally. Russian companies may be unable to pay dividends and, if they pay dividends, the Fund may be unable to receive them. As a result of sanctions, the Fund is currently restricted from trading in Russian securities, including those in its portfolio, and the Underlying Index has removed Russian securities. It is unknown when, or if, sanctions may be lifted or the Fund’s ability to trade in Russian securities will resume.
Risk of Investing in Saudi Arabia. Investing in Saudi Arabian issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to Saudi Arabia. The economy of Saudi Arabia is dominated by petroleum exports. A sustained decrease in petroleum prices could have a negative impact on all aspects of the economy. Investments in the securities of Saudi Arabian issuers involve risks not typically associated with investments in securities of issuers in more developed countries, which may negatively affect the value of the Fund’s investments. Such heightened risks may include, among others, the expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, crime and instability as a result of religious, ethnic and/or socioeconomic unrest. Instability in the Middle East region could adversely impact the economy of Saudi Arabia, and there is no assurance of political stability in Saudi Arabia.
The ability of foreign investors to invest in the securities of Saudi Arabian companies could be restricted by the Saudi Arabian government at any time, and unforeseen risks could materialize with respect to foreign ownership of such securities. There are a number of ways to conduct transactions in equity securities in the Saudi Arabian market. The Fund generally expects to transact in a manner so that it is not limited by Saudi Arabian regulations to a single broker. However, there may be a limited number of brokers who can provide services to the Fund, which may have an adverse impact on the prices, quantity or timing of Fund transactions.
Risk of Investing in the U.S. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.
Savings Associations Risk. Savings associations are affected by extensive regulations, interest rates, loan losses, decreased availability of money or asset valuation and market conditions. The historically low interest rate environment has created certain risks to savings associations as they continue to re-evaluate their business models and risk appetites to generate returns.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Tax Risk. Because the Fund is expected to invest in the Underlying Funds, the Fund’s realized losses on sales of shares of an Underlying Fund may be indefinitely or permanently deferred as “wash sales.” Distributions of short-term capital gains by an Underlying Fund will be recognized as ordinary income by the Fund and would not be offset by the Fund’s capital loss carryforwards, if any. Capital loss carryforwards of an Underlying Fund, if any, would not offset net capital gains of the Fund.
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index
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does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from the Fund’s obligation, if any, for foreign withholding taxes; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. To the extent that the Fund seeks to achieve its investment objective through investments in the Underlying Funds, the Fund may experience increased tracking error as compared to investing directly in the securities or other assets included in the underlying indexes of the Underlying Funds. A Fund that tracks an index with exposure to non-U.S. issuers may experience higher tracking error than ETFs that do not track such indexes.
U.S. Agency Debt Risk. Certain debt issuances by U.S. government agencies or sponsored entities, including, among others, Fannie Mae, Freddie Mac, the Federal Home Loan Banks, and the Tennessee Valley Authority, are backed only by the general creditworthiness and reputation of the U.S. government agency or sponsored entity and not by the full faith and credit of the U.S. government. As a result, such debt is subject to additional credit risk than debt that is backed by the full faith and credit of the U.S. government. Changes in the financial condition or credit rating of the U.S. government or its agencies and sponsored entities may cause a decline in the value of U.S.
agency debt. There can be no assurance that the U.S. government will provide support to a U.S. agency or sponsored entity, even if it has done so in the past.
U.S. Government Issuers Risk. The obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government or U.S. government agencies and authorities may cause a decline in the value of debt issued by such entities.
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The price received by the Fund also may differ from the value used by the Underlying Index. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
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Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of multiple broad-based securities market indexes and the Underlying Index. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	12.39%	September 30, 2025
During the periods shown in the chart:
Best Quarter	12.54%	June 30, 2020
Worst Quarter	-21.00%	March 31, 2020
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Five Years	Ten Years
(Inception Date: 4/3/2012)
Return Before Taxes	3.36%	-0.45%	2.26%
Return After Taxes on Distributions	1.57%	-2.09%	0.51%
Return After Taxes on Distributions and Sale of Fund Shares	2.36%	-0.87%	1.11%
Bloomberg U.S. Universal Index (Returns do not reflect deductions for fees, expenses or taxes)	2.04%	0.06%	1.73%
MSCI All Country World Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	17.49%	10.06%	9.23%
Morningstar Multi-Asset High Income Index (Returns do not reflect deductions for fees, expenses or taxes)	3.47%	-0.37%	2.33%

1Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
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Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Jennifer Hsui, Matt Waldron, Peter Sietsema and Steven White (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Hsui, Mr. Waldron, Mr. Sietsema and Mr. White have been Portfolio Managers of the Fund since 2022, 2025, 2025 and 2025, respectively.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an
IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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More Information About the Funds - iShares Core Allocation Funds
This Prospectus contains important information about investing in the Funds listed below. Please read this Prospectus carefully before you make any investment decisions. Additional information regarding the Funds as well as other funds that are series of iShares Trust, iShares U.S. ETF Trust or iShares, Inc. (each, a “Fund”) is available at www.iShares.com.
Each Fund’s investment objective and its Underlying Index may be changed without shareholder approval.

Fund	Underlying Index	Investment Objective
iShares Core 80/20 Aggressive Allocation ETF[1]	S&P Target Risk Aggressive Index
The iShares Core 80/20 Aggressive Allocation ETF seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent an aggressive target risk allocation strategy.

iShares Core 30/70 Conservative Allocation ETF[2]	S&P Target Risk Conservative Index
The iShares Core 30/70 Conservative Allocation ETF seeks to
track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent a conservative target risk allocation strategy.

iShares Core 60/40 Balanced Allocation ETF[3]	S&P Target Risk Balanced Index[4]
The iShares Core 60/40 Balanced Allocation ETF seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent a growth allocation target risk strategy.

iShares Core 40/60 Moderate Allocation ETF[5]	S&P Target Risk Moderate Index
The iShares Core 40/60 Moderate Allocation ETF seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent a moderate target risk allocation strategy.

1
On February 19, 2025, the name of the Fund changed from the iShares Core Aggressive Allocation ETF to the iShares Core 80/20 Aggressive Allocation ETF.
2
On February 19, 2025, the name of the Fund changed from the iShares Core Conservative Allocation ETF to the iShares Core 30/70 Conservative Allocation ETF.
3
On February 19, 2025, the name of the Fund changed from the iShares Core Growth Allocation ETF to the iShares Core 60/40 Balanced Allocation ETF.
4
On February 19, 2025, the name of the Fund’s Underlying Index changed from the S&P Target Risk Growth Index to the S&P Target Risk Balanced Index.
5
On February 19, 2025, the name of the Fund changed from the iShares Core Moderate Allocation ETF to the iShares Core 40/60 Moderate Allocation ETF.
ETFs are funds that trade like other publicly traded securities. Shares of each Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day. The market price for a share of a Fund may be different from the Fund’s most recent NAV.
Each Fund invests in a particular segment of the markets for securities and other instruments (as applicable) and is designed to be used as part of broader asset allocation strategies. Accordingly, an investment in a Fund should not constitute a complete investment program. An investment in a Fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, BFA or any of BFA’s affiliates.
Index Funds
A share of a Fund represents an ownership interest in an underlying portfolio of securities and other instruments (as applicable) that is intended to track the Fund’s Underlying Index. An index is a financial calculation, based on a grouping of financial instruments, and is not an investment product, while each Fund is an actual investment portfolio. The performance of a Fund and that of its Underlying Index may vary for a number of reasons, including transaction costs, asset or currency valuations, corporate actions, timing variances and differences between the composition of a Fund’s portfolio and that of the Underlying Index resulting from the Fund’s use of representative sampling or from legal restrictions (such as diversification requirements) that apply to the Fund but not to its Underlying Index.
From time to time, the provider of the Underlying Index (“Index Provider”) may make changes to the index methodology or other adjustments to a Fund’s Underlying Index. Unless otherwise determined by BFA, any such change will be reflected in the calculation of the Underlying Index’s performance on a going-forward basis after the effective date of such change. Therefore, the performance of the Underlying Index that is shown for periods prior to the effective date of any such change generally will not be recalculated or restated to reflect the change.
BFA uses a representative sampling indexing strategy to manage the Funds. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. Because the Funds use representative sampling, they can be expected to have a larger tracking error than if they used a replication indexing strategy. “Replication” is an indexing strategy in which a fund invests in substantially all of the components of its underlying index in approximately the same proportions as in the underlying index.
1

Additional Information About Investment Strategies
Each Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of an S&P Target Risk Index (each, an “Underlying Index” and collectively, the “Underlying Indexes”). Each Underlying Index is composed entirely of securities of equity and fixed-income iShares funds (each, an “Underlying Fund” and collectively, the “Underlying Funds”) that themselves seek investment results that correspond generally to the price and yield performance, before fees and expenses, of their own respective underlying indexes.
Each Fund is an ETF fund of funds and seeks its investment objective by investing primarily in Underlying Funds that are iShares funds. Each Fund allocates and reallocates its assets among the Underlying Funds consistent with the allocation and reallocation of securities in the Underlying Indexes as determined by S&P Dow Jones Indices. Certain Underlying Funds may invest in non-U.S. securities, emerging markets securities and debt instruments, which are subject to additional risks, as described in this Prospectus and in the Funds’ SAI. The investment model for the Underlying Indexes is intended to set an allocation at a distinct targeted risk level, which each Fund seeks to match in its allocation to its Underlying Funds.

 Note: The above chart is for illustrative purposes and is intended to represent the approximate allocation percentages of the Funds as of July 31, 2025, which are subject to change.
The Underlying Funds
BFA allocates each Fund’s assets among the Underlying Funds in accordance with the Fund’s investment objective and policies. Any remaining assets are generally allocated to the BlackRock Cash Funds. BFA is not required to invest any Fund’s assets in all of the Underlying Funds or in any particular percentage in any given Underlying Fund. The following table lists each Fund’s investments and asset allocation as of July 31, 2025.
Underlying Fund Allocation Weights
(as of July 31, 2025)
Underlying Funds	iShares Core 30/70 Conservative Allocation ETF	iShares Core 40/60 Moderate Allocation ETF	iShares Core 60/40 Balanced Allocation ETF	iShares Core 80/20 Aggressive Allocation ETF
iShares Core International Aggregate Bond ETF	10.03%	8.48%	5.52%	2.71%
iShares Core MSCI Emerging Markets ETF	3.42%	4.50%	6.59%	8.62%
iShares Core MSCI International Developed Markets ETF	8.36%	10.99%	16.09%	21.07%
iShares Core S&P 500 ETF	19.14%	25.15%	36.84%	48.24%
iShares Core S&P Mid-Cap ETF	1.05%	1.39%	2.03%	2.66%
iShares Core S&P Small-Cap ETF	0.49%	0.64%	0.93%	1.22%
iShares Core Universal USD Bond ETF	56.93%	48.11%	31.32%	15.38%
BlackRock Cash Funds: Treasury/Cash	0.58%	0.74%	0.68%	0.10%

Note: The allocation percentages may not add to, or may appear to exceed, 100% due to rounding.
The Underlying Funds may or may not hold all of the securities that are included in their respective underlying indexes and may hold certain securities that are not included in their respective underlying indexes. Additional information regarding the Underlying Funds and their principal investment strategies is provided below.
2

iShares Core International Aggregate Bond ETF
The iShares Core International Aggregate Bond ETF seeks to track the investment results of the Bloomberg Global Aggregate ex USD 10% Issuer Capped (Hedged) Index, which measures the performance of the global investment-grade (as determined by Bloomberg Index Services Limited) bond market. As of October 31, 2024, there were 13,493 issues in the Bloomberg Global Aggregate ex USD 10% Issuer Capped (Hedged) Index. The Bloomberg Global Aggregate ex USD 10% Issuer Capped (Hedged) Index includes investment-grade fixed-rate sovereign and government-related debt, corporate and securitized bonds from both developed and emerging market issuers. Securities included in the Bloomberg Global Aggregate ex USD 10% Issuer Capped (Hedged) Index are issued in currencies other than the U.S. dollar, must have maturities of at least one year and are required to meet minimum outstanding issue size criteria. The Bloomberg Global Aggregate ex USD 10% Issuer Capped (Hedged) Index is market capitalization- weighted with a cap on each issuer of 10%. Debt that is publicly issued in the global and regional markets is included in the Bloomberg Global Aggregate ex USD 10% Issuer Capped (Hedged) Index. Certain types of securities, such as USD-denominated bonds, contingent capital securities, inflation-linked bonds, floating-rate issues, fixed-rate perpetuals, retail bonds, structured notes, pass-through certificates, private placements (other than those offered pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended (the “1933 Act”)) and securities where reliable pricing is unavailable, are excluded from the Bloomberg Global Aggregate ex USD 10% Issuer Capped (Hedged) Index. The securities in the Bloomberg Global Aggregate ex USD 10% Issuer Capped (Hedged) Index are updated on the last business day of each month, and the currency risk of the securities in the Bloomberg Global Aggregate ex USD 10% Issuer Capped (Hedged) Index is hedged to the U.S. dollar on a monthly basis. As of October 31, 2024, a significant portion of the Bloomberg Global Aggregate ex USD 10% Issuer Capped (Hedged) Index is represented by non-U.S. government-related bonds and Treasury securities. The components of the Bloomberg Global Aggregate ex USD 10% Issuer Capped (Hedged) Index are likely to change over time.
The Bloomberg Global Aggregate ex USD 10% Issuer Capped (Hedged) Index was composed of securities issued by governments in 61 countries or regions as well as securities issued or guaranteed by supranational entities as of October 31, 2024.
iShares Core MSCI Emerging Markets ETF
The iShares Core MSCI Emerging Markets ETF seeks to track the investment results of the MSCI Emerging Markets Investable Market Index (IMI), which is designed to measure large-, mid- and small-capitalization equity market performance in the global emerging markets. As of August 31, 2025, the MSCI Emerging Markets Investable Market Index (IMI) consisted of securities from the following 24 emerging market countries or regions: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Turkey and the United Arab Emirates. As of August 31, 2025, the MSCI Emerging Markets Investable Market Index (IMI) was composed of 3,129 constituents. As of August 31, 2025, a significant portion of the MSCI Emerging Markets Investable Market Index (IMI) is represented by securities of companies in the consumer goods and services, financials and technology industries or sectors. The components of the MSCI Emerging Markets Investable Market Index (IMI) are likely to change over time.
iShares Core MSCI International Developed Markets ETF
The iShares Core MSCI International Developed Markets ETF seeks to track the investment results of the MSCI World ex USA Investable Market Index, which has been developed by MSCI Inc. as an equity benchmark for international stock performance in non-U.S. developed markets. The MSCI World ex USA Investable Market Index is free float- adjusted, market cap-weighted and is designed to measure large-, mid- and small-capitalization equity market performance. It includes stocks from North America, Europe, Australasia and the Far East. As of July 31, 2025, the MSCI World ex USA Investable Market Index consisted of securities from the following 22 developed market countries or regions: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom (the “U.K.”). As of July 31, 2025, a significant portion of the MSCI World ex USA Investable Market Index is represented by securities of companies in the consumer goods and services, financials and industrials industries or sectors. The components of the MSCI World ex USA Investable Market Index are likely to change over time.
iShares Core S&P 500 ETF
The iShares Core S&P 500 ETF seeks to track the investment results of the S&P 500, which measures the performance of the large-capitalization sector of the U.S. equity market, as determined by S&P Dow Jones Indices LLC. As of March 31, 2025, the S&P 500 included approximately 87.86% of the market capitalization of all publicly traded U.S. equity securities. The securities in the S&P 500 are weighted based on the float-adjusted market value of their outstanding shares. The S&P 500 consists of securities from a broad range of industries. As of March 31, 2025, a significant portion of the S&P 500 is represented by securities of companies in the technology industry or sector. The components of the S&P 500 are likely to change over time.
iShares Core S&P Mid-Cap ETF
The iShares Core S&P Mid-Cap ETF seeks to track the investment results of the S&P MidCap 400, which measures the performance of the mid-capitalization sector of the U.S. equity market, as determined by S&P Dow Jones Indices LLC. As of March 31, 2025, the S&P MidCap 400 included approximately 5.04% of the market capitalization of all publicly traded U.S. equity securities. The securities in the S&P MidCap 400 are weighted based on the float-adjusted market value of their outstanding shares, and have, as of March 31, 2025, a market capitalization between $7.4 billion and $20.5 billion at the time of inclusion in the S&P MidCap 400, which may fluctuate depending on the
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overall level of the equity markets. The securities are selected by S&P Dow Jones Indices LLC based on certain factors including the Index Provider’s liquidity measures. The S&P MidCap 400 consists of securities from a broad range of industries. As of March 31, 2025, a significant portion of the S&P MidCap 400 is represented by securities of companies in the financials and industrials industries or sectors. The components of the S&P MidCap 400 are likely to change over time.
iShares Core S&P Small-Cap ETF
The iShares Core S&P Small-Cap ETF seeks to track the investment results of the S&P SmallCap 600, which measures the performance of the small-capitalization sector of the U.S. equity market, as determined by S&P Dow Jones Indices LLC. As of March 31, 2025, the S&P SmallCap 600 included approximately 2.33% of the market capitalization of all publicly traded U.S. equity securities. The securities in the S&P SmallCap 600 are weighted based on the float-adjusted market value of their outstanding shares, and have, as of March 31, 2025, a market capitalization between $901.1 million and $7.4 billion at the time of inclusion in the S&P SmallCap 600, which may fluctuate depending on the overall level of the equity markets. The securities are selected by S&P Dow Jones Indices LLC based on certain factors including the Index Provider’s liquidity measures. The S&P SmallCap 600 consists of securities from a broad range of industries. As of March 31, 2025, a significant portion of the S&P SmallCap 600 is represented by securities of companies in the financial and industrials industries or sectors. The components of the S&P SmallCap 600 are likely to change over time.
iShares Core Universal USD Bond ETF
The iShares Core Universal USD Bond ETF seeks to track the investment results of the Bloomberg U.S. Universal Index, which measures the performance of U.S. dollar-denominated taxable bonds that are rated either investment-grade or high yield (as determined by Bloomberg Index Services Limited). The Bloomberg U.S. Universal Index includes U.S. Treasury bonds, government-related bonds (i.e., U.S. and non-U.S. agencies, sovereign, quasi-sovereign, supranational and local authority debt), investment-grade and high yield U.S. corporate bonds, mortgage-backed pass-through securities, commercial mortgage-backed securities, asset-backed securities, Eurodollar bonds, bonds registered with the SEC or exempt from registration at the time of issuance or offered pursuant to Rule 144A with or without registration rights and U.S. dollar-denominated emerging market bonds. The securities in the Bloomberg U.S. Universal Index must be denominated in U.S. dollars. The Bloomberg U.S. Universal Index consisted of securities from 108 countries or regions as of October 31, 2024. As of October 31, 2024, a significant portion of the Bloomberg U.S. Universal Index is represented by U.S. agency mortgage-backed securities and U.S. Treasury bonds. The components of the Bloomberg U.S. Universal Index are likely to change over time.
More Information About the Funds - iShares ESG Aware Allocation Funds
This Prospectus contains important information about investing in the Funds listed below. Please read this Prospectus carefully before you make any investment decisions. Additional information regarding the Funds as well as other funds that are series of iShares Trust, iShares U.S. ETF Trust or iShares, Inc. (each, a “Fund”) is available at www.iShares.com.
Each Fund’s investment objective and its Underlying Index may be changed without shareholder approval.

Fund	Underlying Index	Investment Objective
iShares ESG Aware 80/20 Aggressive Allocation ETF[1]	BlackRock ESG Aware Aggressive Allocation Index
The iShares ESG Aware 80/20 Aggressive Allocation ETF seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds with positive
environmental, social, and governance characteristics intended to represent an aggressive risk profile.

iShares ESG Aware 30/70 Conservative Allocation ETF[2]	BlackRock ESG Aware Conservative Allocation Index
The iShares ESG Aware 30/70 Conservative Allocation ETF seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds with positive
environmental, social, and governance characteristics intended to represent a conservative risk profile.

iShares ESG Aware 60/40 Balanced Allocation ETF[3]	BlackRock ESG Aware Balanced Allocation Index[4]
The iShares ESG Aware 60/40 Balanced Allocation ETF seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds with positive
environmental, social, and governance characteristics intended to represent a growth risk profile.

iShares ESG Aware 40/60 Moderate Allocation ETF[5]	BlackRock ESG Aware Moderate Allocation Index
The iShares ESG Aware 40/60 Moderate Allocation ETF seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds with positive
environmental, social, and governance characteristics intended to represent a moderate risk profile.

1
On February 19, 2025, the name of the Fund changed from the iShares ESG Aware Aggressive Allocation ETF to the iShares ESG Aware 80/20 Aggressive Allocation ETF.
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2
On February 19, 2025, the name of the Fund changed from the iShares ESG Aware Conservative Allocation ETF to the iShares ESG Aware 30/70 Conservative Allocation ETF.
3
On February 19, 2025, the name of the Fund changed from the iShares ESG Aware Growth Allocation ETF to the iShares ESG Aware 60/40 Balanced Allocation ETF.
4
On February 19, 2025, the name of the Fund's Underlying Index changed from the BlackRock ESG Aware Growth Allocation Index to the BlackRock ESG Aware Balanced Allocation Index.
5
On February 19, 2025, the name of the Fund changed from the iShares ESG Aware Moderate Allocation ETF to the iShares ESG Aware 40/60 Moderate Allocation ETF.
ETFs are funds that trade like other publicly traded securities. Shares of each Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day. The market price for a share of a Fund may be different from the Fund’s most recent NAV.
Each Fund invests in a particular segment of the markets for securities and other instruments (as applicable) and is designed to be used as part of broader asset allocation strategies. Accordingly, an investment in a Fund should not constitute a complete investment program. An investment in a Fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, BFA or any of BFA’s affiliates.
Index Funds
A share of a Fund represents an ownership interest in an underlying portfolio of securities and other instruments (as applicable) that is intended to track the Fund’s Underlying Index. An index is a financial calculation, based on a grouping of financial instruments, and is not an investment product, while each Fund is an actual investment portfolio. The performance of a Fund and that of its Underlying Index may vary for a number of reasons, including transaction costs, asset or currency valuations, corporate actions, timing variances and differences between the composition of a Fund’s portfolio and that of the Underlying Index resulting from the Fund’s use of representative sampling or from legal restrictions (such as diversification requirements) that apply to the Fund but not to its Underlying Index.
From time to time, the provider of the Underlying Index (“Index Provider”) may make changes to the index methodology or other adjustments to a Fund’s Underlying Index. Unless otherwise determined by BFA, any such change will be reflected in the calculation of the Underlying Index’s performance on a going-forward basis after the effective date of such change. Therefore, the performance of the Underlying Index that is shown for periods prior to the effective date of any such change generally will not be recalculated or restated to reflect the change.
BFA uses a representative sampling indexing strategy to manage the Funds. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. Because the Funds use representative sampling, they can be expected to have a larger tracking error than if they used a replication indexing strategy. “Replication” is an indexing strategy in which a fund invests in substantially all of the components of its underlying index in approximately the same proportions as in the underlying index.
Additional Information About Investment Strategies
Each Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a BlackRock ESG Asset Allocation Index (each, an “Underlying Index” and collectively, the “Underlying Indexes”). Each Underlying Index is composed entirely of securities of equity and fixed-income iShares ESG funds (each, an “Underlying Fund” and collectively, the “Underlying Funds”) that themselves seek investment results that correspond generally to the price and yield performance, before fees and expenses, of their own respective underlying indexes.
Each Fund is an ETF fund of funds and seeks its investment objective by investing primarily in Underlying Funds that are iShares ESG funds. Each Fund allocates and reallocates its assets among the Underlying Funds consistent with the allocation and reallocation of securities in the Underlying Indexes as determined by the Index Provider. Certain Underlying Funds may invest in non-U.S. securities, emerging markets securities and debt instruments, which are subject to additional risks, as described in this Prospectus and in the Funds’ SAI. The investment model for the Underlying Indexes is intended to set an allocation at a distinct targeted risk level, which each Fund seeks to match.
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 Note: The above chart is for illustrative purposes and is intended to represent the approximate allocation percentages of the Funds as of July 31, 2025, which are subject to change.
The Underlying Funds
BFA allocates each Fund’s assets among the Underlying Funds in accordance with the Fund’s investment objective and policies. Any remaining assets are generally allocated to money market funds advised by BFA or its affiliates. BFA is not required to invest any Fund’s assets in all of the Underlying Funds or in any particular percentage in any given Underlying Fund. The following table lists each Fund’s investments and asset allocation as of July 31, 2025.
Underlying Fund Allocation Weights
(as of July 31, 2025)
Underlying Funds	iShares ESG Aware 80/20 Aggressive Allocation ETF	iShares ESG Aware 30/70 Conservative Allocation ETF	iShares ESG Aware 60/40 Balanced Allocation ETF	iShares ESG Aware 40/60 Moderate Allocation ETF
iShares ESG Aware MSCI USA ETF	51.90%	20.80%	39.90%	27.30%
iShares ESG Aware MSCI USA Small-Cap ETF	4.80%	1.90%	3.70%	2.50%
iShares ESG Aware MSCI EAFE ETF	16.90%	6.80%	13.00%	8.90%
iShares ESG Aware MSCI EM ETF	8.30%	3.30%	6.40%	4.40%
iShares ESG Aware U.S. Aggregate Bond ETF	18.00%	67.10%	36.90%	56.80%
BlackRock Cash Funds: Treasury/Cash	0.10%	0.10%	0.10%	0.10%

Note: The allocation percentages may not add to, or may appear to exceed, 100% due to rounding.
The Underlying Funds may or may not hold all of the securities that are included in their respective underlying indexes and may hold certain securities that are not included in their respective underlying indexes. Additional information regarding the Underlying Funds and their principal investment strategies is provided below.
iShares ESG Aware MSCI USA ETF
The iShares ESG Aware MSCI USA ETF seeks to track the investment results of the MSCI USA Extended ESG Focus Index, which has been developed by MSCI Inc. (“MSCI”). The MSCI USA Extended ESG Focus Index is an optimized equity index that is designed to reflect the equity performance of U.S. companies that have favorable environmental, social and governance (“ESG”) characteristics (as determined by MSCI), while exhibiting risk and return characteristics similar to those of the MSCI USA Index. MSCI begins with the MSCI USA Index and excludes securities of companies involved in the business of tobacco, companies involved with controversial weapons, producers and retailers of civilian firearms, and companies included in certain fossil fuels-related activity such as the production of thermal coal, thermal coal-based power generation and extraction of oil sands based on revenue or percentage of revenue thresholds for certain categories (e.g., $20 million or 5%) and categorical exclusions for others (e.g., controversial weapons). MSCI also excludes companies that are directly involved in very severe, ongoing business controversies (in each case as determined by MSCI), and then follows a quantitative process that is designed to determine optimal weights for securities to maximize exposure to securities of companies with higher ESG ratings, subject to maintaining risk and return characteristics similar to the MSCI USA Index. At each quarterly review, the MSCI USA Extended ESG Focus Index must have an ESG score of at least 10% better than that of the MSCI USA Index, as determined by MSCI.
For each industry, MSCI identifies key ESG issues that can lead to unexpected costs for companies in the medium- to long-term. MSCI then calculates the size of each company’s exposure to each key issue based on the company’s business segment and geographic risk and analyzes the extent to which companies have developed robust strategies and programs to manage ESG risks and opportunities. Using a
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sector-specific key issue weighting model, companies are rated and ranked in comparison to their industry peers. The MSCI USA Extended ESG Focus Index includes large- and mid-capitalization companies and may change over time. As of August 31, 2025, a significant portion of the MSCI USA Extended ESG Focus Index is represented by securities of companies in the consumer goods and services and technology industries or sectors. The components of the MSCI USA Extended ESG Focus Index are likely to change over time.
iShares ESG Aware MSCI USA Small-Cap ETF
The iShares ESG Aware MSCI USA Small-Cap ETF seeks to track the investment results of the MSCI USA Small Cap Extended ESG Focus Index, which has been developed by MSCI Inc. (“MSCI”). The MSCI USA Small Cap Extended ESG Focus Index is an optimized equity index that is designed to produce investment results comparable to the MSCI USA Small Cap Index, while reflecting a higher allocation than that of the MSCI USA Small Cap Index to companies with favorable ESG profiles (as determined by MSCI). The MSCI USA Small Cap Index represents the small-capitalization segment of the U.S. equity market (as determined by MSCI).
In constructing the MSCI USA Small Cap Extended ESG Focus Index, MSCI begins with the MSCI USA Small Cap Index and excludes securities of companies involved in the business of tobacco, companies involved with controversial weapons, producers and retailers of civilian firearms, and companies involved in certain fossil fuels-related activity such as the production of thermal coal, thermal coal-based power generation and extraction of oil sands based on revenue or percentage of revenue thresholds for certain categories (e.g., $20 million or 5%) and categorical exclusions for others (e.g., controversial weapons). MSCI also excludes companies that are directly involved in very severe, ongoing business controversies (in each case as determined by MSCI), and then follows a quantitative process that is designed to determine optimal weights for securities in the MSCI USA Small Cap Extended ESG Focus Index to maximize exposure to companies with higher ESG ratings, subject to maintaining risk and return characteristics similar to those of the MSCI USA Small Cap Index. At each quarterly review, the MSCI USA Small Cap Extended ESG Focus Index must have an ESG score of at least 10% better than that of the MSCI USA Small Cap Index, as determined by MSCI.
For each industry, MSCI identifies key ESG issues that can lead to substantial costs or opportunities for companies (e.g., climate change, resource scarcity, demographic shifts). MSCI then rates each company’s exposure to each key issue based on the company’s business segment and geographic risk and analyzes the extent to which companies have developed robust strategies and programs to manage ESG risks and opportunities. MSCI scores companies based on both their risk exposure and risk management. MSCI assesses management practices, management performance (through demonstrated track record and other quantitative performance indicators), governance structures, and/or implications in controversies, which all may be taken as a proxy for overall management quality. Controversies, including, among other things, issues involving anti-competitive practices, toxic emissions and waste, and health and safety, occurring within the last three years lead to a deduction from the overall management score on each issue. Using a sector-specific key issue weighting model, companies are rated and ranked in comparison to their industry peers. Key issues and weights are generally reviewed annually.
As of August 31, 2025, a significant portion of the MSCI USA Small Cap Extended ESG Focus Index is represented by securities of companies in the consumer goods and services, financials and industrials industries or sectors. The components of the MSCI USA Small Cap Extended ESG Focus Index are likely to change over time.
iShares ESG Aware MSCI EAFE ETF
The iShares ESG Aware MSCI EAFE ETF seeks to track the investment results of the MSCI EAFE Extended ESG Focus Index, which has been developed by MSCI Inc. (“MSCI”). The MSCI EAFE Extended ESG Focus Index is an optimized index that is designed to reflect the equity performance of developed market companies (excluding the U.S. and Canada) that have favorable environmental, social and governance (“ESG”) characteristics (as determined by MSCI), while exhibiting risk and return characteristics similar to those of the MSCI EAFE Index. MSCI begins with the MSCI EAFE Index and excludes securities of companies involved in the business of tobacco, companies involved with controversial weapons, producers and retailers of civilian firearms, and companies involved in certain fossil fuels-related activity such as the production of thermal coal, thermal coal-based power generation and extraction of oil sands based on revenue or percentage of revenue thresholds for certain categories (e.g., $20 million or 5%) and categorical exclusions for others (e.g., controversial weapons). MSCI also excludes companies that are directly involved in very severe, ongoing business controversies (in each case as determined by MSCI), and then follows a quantitative process that is designed to determine optimal weights for securities to maximize exposure to securities of companies with higher ESG ratings, subject to maintaining risk and return characteristics similar to the MSCI EAFE Index. At each quarterly review, the MSCI EAFE Extended ESG Focus Index must have an ESG score of at least 10% better than that of the MSCI EAFE Index, as determined by MSCI.
For each industry, MSCI identifies key ESG issues that can lead to unexpected costs for companies in the medium to long term. MSCI then calculates the size of each company’s exposure to each key issue based on the company’s business segment and geographic risk and analyzes the extent to which companies have developed robust strategies and programs to manage ESG risks and opportunities. Using a sector-specific key issue weighting model, companies are rated and ranked in comparison to their industry peers. As of August 31, 2025, the MSCI EAFE Extended ESG Focus Index consisted of securities from the following 21 developed market countries or regions: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom (the “U.K.”). The MSCI EAFE Extended ESG Focus Index includes large- and mid-capitalization companies and may change over time. As of August 31, 2025, a significant portion of the MSCI EAFE Extended ESG Focus Index is represented by securities of companies in the consumer goods and services, financials and industrials industries or sectors. The components of the MSCI EAFE Extended ESG Focus Index are likely to change over time.
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iShares ESG Aware MSCI EM ETF
The iShares ESG Aware MSCI EM ETF seeks to track the investment results of the MSCI Emerging Markets Extended ESG Focus Index, which has been developed by MSCI Inc. (“MSCI”). The MSCI Emerging Markets Extended ESG Focus Index is an optimized equity index designed to reflect the equity performance of companies that have favorable environmental, social and governance (“ESG”) characteristics (as determined by MSCI), while exhibiting risk and return characteristics similar to those of the MSCI Emerging Markets Index. MSCI begins with the MSCI Emerging Markets Index and excludes securities of companies involved in the business of tobacco, companies involved with controversial weapons, producers and retailers of civilian firearms, companies involved in certain fossil fuels-related activity such as the production of thermal coal, thermal coal-based power generation and extraction of oil sands based on revenue or percentage of revenue thresholds for certain categories (e.g. $20 million or 5%) and categorical exclusions for others (e.g. controversial weapons). MSCI also excludes companies that are directly involved in very severe, ongoing business controversies (in each case as determined by MSCI), and then follows a quantitative process that is designed to determine optimal weights for securities to maximize exposure to securities of companies with higher ESG ratings, subject to maintaining risk and return characteristics similar to the MSCI Emerging Markets Index. At each quarterly review, the MSCI Emerging Markets Extended ESG Focus Index must have an ESG score of at least 10% better than that of the MSCI Emerging Markets Index, as determined by MSCI.
For each industry, MSCI identifies key ESG issues that can lead to unexpected costs for companies in the medium to long term. MSCI then calculates the size of each company’s exposure to each key issue based on the company’s business segment and geographic risk, and analyzes the extent to which companies have developed robust strategies and programs to manage ESG risks and opportunities. Using a sector-specific key issue weighting model, companies are rated and ranked in comparison to their industry peers. As of August 31, 2025, the MSCI Emerging Markets Extended ESG Focus Index consisted of securities from the following 22 countries or regions: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Malaysia, Mexico, Peru, Poland, Qatar, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Turkey and the United Arab Emirates. The MSCI Emerging Markets Extended ESG Focus Index includes large- and mid-capitalization companies and may change over time. As of August 31, 2025, a significant portion of the MSCI Emerging Markets Extended ESG Focus Index is represented by securities of companies in the consumer goods and services, financials and technology industries or sectors. The components of the MSCI Emerging Markets Extended ESG Focus Index are likely to change over time.
iShares ESG Aware U.S. Aggregate Bond ETF
The iShares ESG Aware U.S. Aggregate Bond ETF seeks to track the investment results of the Bloomberg MSCI US Aggregate ESG Focus Index, which has been developed by Bloomberg Finance L.P. and its affiliates (“Bloomberg”) with environmental, social and governance (“ESG”) rating inputs from MSCI ESG Research LLC (“MSCI ESG Research”) pursuant to an agreement between MSCI ESG Research and Bloomberg Index Services Limited (a subsidiary of Bloomberg) or an affiliate. The Bloomberg MSCI US Aggregate ESG Focus Index is an optimized fixed-income index designed to reflect the performance of U.S. dollar-denominated, investment-grade (as determined by Bloomberg) bonds from issuers generally evaluated for favorable ESG practices (as determined by MSCI ESG Research), while seeking to exhibit risk and return characteristics similar to those of the Bloomberg US Aggregate Bond Index.
The Bloomberg MSCI US Aggregate ESG Focus Index includes investment-grade U.S. Treasury bonds, non-securitized government-related bonds (“government-related bonds”), corporate bonds, mortgage-backed pass-through securities (“MBS”), commercial mortgage-backed securities (“CMBS”) and asset-backed securities (“ABS”) that are publicly offered for sale in the U.S.
To construct the Bloomberg MSCI US Aggregate ESG Focus Index, Bloomberg begins with the Bloomberg US Aggregate Bond Index and replicates its U.S. Treasury bond, MBS, CMBS and ABS exposures. These exposures are preserved at the weights of the Bloomberg US Aggregate Bond Index and are not subject to Bloomberg’s optimization process, which is a quantitative process that seeks to determine optimal weights for securities to maximize exposure to securities of entities with higher MSCI ESG Research ratings, while seeking to exhibit risk and return characteristics similar to the Bloomberg US Aggregate Bond Index. At each quarterly review, the Bloomberg MSCI US Aggregate ESG Focus Index must have an ESG score of at least 10% better than that of the Bloomberg US Aggregate Bond Index, as determined by Bloomberg and MSCI. For the remaining constituents of the Bloomberg US Aggregate Bond Index (i.e., corporate bonds and government-related bonds), Bloomberg excludes securities of entities involved in the business of tobacco, entities involved with controversial weapons, producers and retailers of civilian firearms, companies involved in certain fossil fuels-related activity (such as the production of thermal coal, thermal coal-based power generation and extraction of oil sands) based on revenue or percentage of revenue thresholds for certain categories (e.g., $20 million or 5%) and categorical exclusions for others (e.g., controversial weapons). Bloomberg also excludes entities involved in very severe business controversies (in each case as determined by MSCI ESG Research), and securities of entities without an MSCI ESG Research rating, and then follows Bloomberg’s optimization process.
For each industry, MSCI ESG Research identifies key ESG issues that can lead to substantial costs or opportunities for entities (e.g., climate change, resource scarcity, demographic shifts). MSCI ESG Research then rates each entity’s exposure to each key issue based on the entity’s business segment and geographic risk and analyzes the extent to which entities have developed robust strategies and programs to manage ESG risks and opportunities. MSCI ESG Research scores entities based on both their risk exposure and risk management. To score well on a key issue, MSCI ESG Research assesses management practices, management performance (through demonstrated track record and other quantitative performance indicators), governance structures, and/or implications in controversies, which all may be taken as a proxy for overall management quality. Controversies, including, among other things, issues involving anti-competitive practices, toxic emissions and waste, and health and safety, occurring within the last three years lead to a deduction from the overall management score on
8

each issue. Using a sector-specific key issue weighting model, entities are rated and ranked in comparison to their industry peers. Key issues and weights are reviewed at the end of each calendar year. Corporate governance is always weighted and analyzed for all entities.
The securities in the Bloomberg MSCI US Aggregate ESG Focus Index must have at least one year remaining to maturity, with the exception of amortizing securities such as ABS and MBS, which have lower thresholds as defined by Bloomberg. In addition, the securities in the Bloomberg MSCI US Aggregate ESG Focus Index must be denominated in U.S. dollars and must be fixed-rate and nonconvertible. Certain types of securities, such as state and local government series bonds, structured notes with embedded swaps or other special features, private placements (other than those offered pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended (the “1933 Act”)), floating rate securities and bonds that have been issued in one country’s currency but are traded outside of that country in a different monetary and regulatory system (e.g., Eurobonds), are excluded from the Bloomberg MSCI US Aggregate ESG Focus Index. The securities in the Bloomberg MSCI US Aggregate ESG Focus Index are updated on the last business day of each month.
As of February 28, 2025, bonds that are subject to Bloomberg’s optimization process, which composed approximately 24.2% of the bonds in the Bloomberg MSCI US Aggregate ESG Focus Index, received an MSCI ESG Research weighted average score of 7.8 on a scale from 0 to 10, with 10 being the highest score. As of February 28, 2025, U.S. Treasury bonds, which composed approximately 44.51% of the bonds in the Bloomberg MSCI US Aggregate ESG Focus Index, received an MSCI ESG Research score of 5.9. As of February 28, 2025, there were 8,116 issues in the Bloomberg MSCI US Aggregate ESG Focus Index. As of February 28, 2025, a significant portion of the Bloomberg MSCI US Aggregate ESG Focus Index is represented by MBS and U.S. Treasury securities. The components of the Bloomberg MSCI US Aggregate ESG Focus Index are likely to change over time.
As of February 28, 2025, approximately 25.11% of the bonds in the Bloomberg MSCI US Aggregate ESG Focus Index were U.S. fixed-rate agency MBS. U.S. fixed-rate agency MBS are securities issued by entities such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and are backed by pools of mortgages. U.S. fixed-rate agency MBS exposure does not receive any MSCI ESG Research rating as Bloomberg believes that U.S. fixed-rate agency MBS exposure is neither additive nor decremental to the Bloomberg MSCI US Aggregate ESG Focus Index’s ESG rating profile. As such, based on currently available data, Bloomberg believes U.S. fixed-rate agency MBS exposure is ESG neutral and not inconsistent with an ESG focused exposure. Most transactions in fixed-rate MBS occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement (to-be-announced (“TBA”) transactions). The Fund may enter into such contracts on a regular basis. The Fund, pending settlement of such contracts, will invest its assets in high-quality, liquid short-term instruments, including shares of money market funds advised by BFA or its affiliates. The Fund will assume its pro rata share of the fees and expenses of any money market fund that it may invest in, in addition to the Fund’s own fees and expenses. The Fund may also acquire interests in mortgage pools through means other than such standardized contracts for future delivery.
More Information About the Fund - iShares Morningstar Multi-Asset Income ETF
This Prospectus contains important information about investing in the Fund listed below. Please read this Prospectus carefully before you make any investment decisions. Additional information regarding the Fund as well as other funds that are series of iShares Trust, iShares U.S. ETF Trust or iShares, Inc. (each, a “Fund”) is available at www.iShares.com.
Each Fund’s investment objective and its Underlying Index may be changed without shareholder approval.

Fund	Underlying Index	Investment Objective
iShares Morningstar Multi-Asset Income ETF	Morningstar Multi-Asset High Income Index
The iShares Morningstar Multi-Asset Income ETF seeks to track the investment results of an index composed of underlying equity, fixed income and other income funds that collectively seek to deliver high current income while providing an opportunity for capital appreciation.

ETFs are funds that trade like other publicly traded securities. Shares of each Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day. The market price for a share of a Fund may be different from the Fund’s most recent NAV.
Each Fund invests in a particular segment of the markets for securities and other instruments (as applicable) and is designed to be used as part of broader asset allocation strategies. Accordingly, an investment in a Fund should not constitute a complete investment program. An investment in a Fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, BFA or any of BFA’s affiliates.
Index Funds
A share of a Fund represents an ownership interest in an underlying portfolio of securities and other instruments (as applicable) that is intended to track the Fund’s Underlying Index. An index is a financial calculation, based on a grouping of financial instruments, and is not an investment product, while each Fund is an actual investment portfolio. The performance of a Fund and that of its Underlying Index may vary for a number of reasons, including transaction costs, asset or currency valuations, corporate actions, timing variances and differences
9

between the composition of a Fund’s portfolio and that of the Underlying Index resulting from the Fund’s use of representative sampling or from legal restrictions (such as diversification requirements) that apply to the Fund but not to its Underlying Index.
From time to time, the provider of the Underlying Index (“Index Provider”) may make changes to the index methodology or other adjustments to a Fund’s Underlying Index. Unless otherwise determined by BFA, any such change will be reflected in the calculation of the Underlying Index’s performance on a going-forward basis after the effective date of such change. Therefore, the performance of the Underlying Index that is shown for periods prior to the effective date of any such change generally will not be recalculated or restated to reflect the change.
BFA uses a representative sampling indexing strategy to manage the Funds. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. Because the Funds use representative sampling, they can be expected to have a larger tracking error than if they used a replication indexing strategy. “Replication” is an indexing strategy in which a fund invests in substantially all of the components of its underlying index in approximately the same proportions as in the underlying index.
Additional Information About Investment Strategies
The Fund seeks to track the investment results of an index (the “Underlying Index”) composed of underlying equity, fixed-income and other income funds (each, an “Underlying Fund” and collectively, the “Underlying Funds”) that collectively seek to deliver high current income while providing an opportunity for capital appreciation. The Underlying Funds themselves seek investment results that correspond generally to the price and yield performance, before fees and expenses, of their own respective underlying indexes.
The Fund allocates and reallocates its assets among the Underlying Funds consistent with the allocation and reallocation of securities in the Underlying Index as determined by Morningstar. Certain Underlying Funds may invest in non-U.S. securities, emerging markets securities and debt instruments, which are subject to additional risks, as described in this Prospectus and in the Fund’s SAI. The investment model for the Underlying Index is intended to represent a fixed allocation strategy designed to deliver high current income.
The Underlying Funds
BFA allocates the Fund’s assets among the Underlying Funds in accordance with the Fund’s investment objective and policies. Any remaining assets are allocated to the BlackRock Cash Funds. BFA is not required to invest the Fund’s assets in all of the Underlying Funds or in any particular percentage in any given Underlying Fund. The following table lists each Fund’s investments and asset allocation as of July 31, 2025.
Underlying Fund Allocation Weights
(as of July 31, 2025)
Underlying Funds
iShares Broad USD High Yield Corporate Bond ETF	13.37%
iShares Core 1-5 Year USD Bond ETF	13.24%
iShares Floating Rate Bond ETF	13.18%
iShares Global REIT ETF	4.45%
iShares J.P. Morgan EM Corporate Bond ETF	4.47%
iShares J.P. Morgan EM Local Currency Bond ETF	4.49%
iShares Latin America 40 ETF	12.79%
iShares MBS ETF	4.45%
iShares MSCI EAFE Value ETF	4.40%
iShares Preferred and Income Securities ETF	13.67%
BlackRock Cash Funds: Treasury	11.49%

Note: The allocation percentages may not add up to, or may appear to exceed, 100% due to rounding.
The Underlying Funds may or may not hold all of the securities that are included in their respective underlying indexes and may hold certain securities that are not included in their respective underlying indexes. Additional information regarding the Underlying Funds and their principal investment strategies is provided below.
iShares Broad USD High Yield Corporate Bond ETF
The iShares Broad USD High Yield Corporate Bond ETF seeks to track the investment results of the ICE BofA US High Yield Constrained Index, which is a rules-based index consisting of U.S. dollar-denominated, high yield (as determined by ICE Data Indices, LLC (“IDI”)) corporate bonds publicly issued and settled in the U.S. The ICE BofA US High Yield Constrained Index is designed to provide a broad representation of the U.S. dollar-denominated high yield corporate bond market. The ICE BofA US High Yield Constrained Index is a modified market value-weighted index with a cap on each issuer of 2%. There is no limit to the number of issues in the ICE BofA US High Yield Constrained Index, but as of October 31, 2024, the ICE BofA US High Yield Constrained Index included approximately 1,875 constituents and
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the issuers in the ICE BofA US High Yield Constrained Index are principally located in the U.S. The components of the ICE BofA US High Yield Constrained Index are likely to change over time.
As of February 28, 2025, the bonds eligible for inclusion in the ICE BofA US High Yield Constrained Index include U.S. dollar-denominated high yield corporate bonds that: (i) are issued by companies having “risk exposure” to countries (i.e., issuers that are subject to the risks of one or more of these countries as a result of the principal country of domicile of the issuers (as determined by IDI)) that are members of the FX-G10, which include Australia, Austria, Belgium, Canada, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Japan, Latvia, Lithuania, Luxembourg, Malta, the Netherlands, New Zealand, Norway, Portugal, Slovakia, Slovenia, Spain, Sweden, Switzerland, the U.K. and the U.S. and their respective territories; (ii) have an average rating of below investment grade (ratings from Fitch Ratings, Inc. (“Fitch”), Moody’s Investors Service, Inc. (“Moody's”) or S&P Global Ratings are considered; if more than one agency provides a rating, the average rating is attached to the bond); (iii) are registered with the SEC, exempt from registration at issuance, or offered pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), with or without registration rights; (iv) have at least $250 million of outstanding face value; (v) have an original maturity date of at least 18 months; and (vi) have at least one year to maturity. Excluded from the ICE BofA US High Yield Constrained Index are certain hybrid capital securities, securities issued or marketed primarily to retail investors, equity-linked securities, securities in legal default, hybrid securitized corporates, eurodollar bonds, taxable and tax-exempt US municipal securities and $1000 par preferred and dividends received deduction-eligible securities.
iShares Core 1-5 Year USD Bond ETF
The iShares Core 1-5 Year USD Bond ETF seeks to track the investment results of the Bloomberg U.S. Universal 1-5 Year Index, which measures the performance of U.S. dollar-denominated taxable bonds that are rated either investment-grade or high yield (as determined by Bloomberg Index Services Limited (“Bloomberg”)) with remaining effective maturities between one and five years. The Bloomberg U.S. Universal 1-5 Year Index includes U.S. Treasury bonds, government-related bonds (i.e., U.S. and non-U.S. agencies, sovereign, quasi-sovereign, supranational and local authority debt), investment-grade and high yield U.S. corporate bonds, mortgage-backed pass-through securities (“MBS”), commercial mortgage-backed securities, asset-backed securities (“ABS”), Eurodollar bonds, bonds registered with the SEC or exempt from registration at the time of issuance, or offered pursuant to Rule 144A with or without registration rights (“Rule 144A Bonds”) and U.S. dollar-denominated emerging market bonds. The Bloomberg U.S. Universal 1-5 Year Index is a subset of the Bloomberg U.S. Universal Index.
As of October 31, 2024, a significant portion of the Bloomberg U.S. Universal 1-5 Year Index is represented by U.S. Treasury securities. The components of the Bloomberg U.S. Universal 1-5 Year Index are likely to change over time. The securities in the Bloomberg U.S. Universal 1-5 Year Index must be denominated in U.S. dollars and non-convertible. Excluded from the Bloomberg U.S. Universal 1-5 Year Index are tax-exempt municipal securities, coupon issues that have been stripped from bonds, structured notes, private placements (excluding Rule 144A Bonds) and bonds denominated in euros.
Most transactions in fixed-rate mortgage-backed pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement (“to-be-announced (TBA) transactions”). The iShares Core 1-5 Year USD Bond ETF may enter into such contracts on a regular basis. The iShares Core 1-5 Year USD Bond ETF, pending settlement of such contracts, will invest its assets in high-quality, liquid short-term instruments, including shares of money market funds advised by BFA or its affiliates. The iShares Core 1-5 Year USD Bond ETF will assume its pro rata share of the fees and expenses of any money market fund that it may invest in, in addition to its own fees and expenses. The iShares Core 1-5 Year USD Bond ETF may also acquire interests in mortgage pools through means other than such standardized contracts for future delivery.
The Bloomberg U.S. Universal 1-5 Year Index is market capitalization-weighted and is rebalanced on the last day of the month.
iShares Floating Rate Bond ETF
The iShares Floating Rate Bond ETF seeks to track the investment results of the Bloomberg US Floating Rate Note ˂ 5 Years Index, which measures the performance of U.S. dollar-denominated, investment-grade (as determined by Bloomberg Index Services Limited (“Bloomberg”)) floating rate notes. Securities in the Bloomberg US Floating Rate Note ˂ 5 Years Index have a remaining maturity of greater than or equal to one month and less than five years, and have $300 million or more of outstanding face value. As of October 31, 2024, a significant portion of the Bloomberg US Floating Rate Note ˂ 5 Years Index is represented by securities of companies in the financial services industry or sector. As of October 31, 2024, the Bloomberg US Floating Rate Note ˂ 5 Years Index was composed of securities of companies in the following countries or regions: Australia, Canada, Finland, France, Germany, Japan, the Netherlands, New Zealand, Norway, Singapore, South Korea, Spain, Sweden, Switzerland, the United Kingdom (the “U.K.”) and the U.S. The components of the Bloomberg US Floating Rate Note ˂ 5 Years Index are likely to change over time. The Bloomberg US Floating Rate Note ˂ 5 Years Index consists of debt instruments that pay a variable coupon rate, based on a reference rate such as the 3-month London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and a fixed spread. The Bloomberg US Floating Rate Note ˂ 5 Years Index is market capitalization-weighted and the securities in the Bloomberg US Floating Rate Note ˂ 5 Years Index are updated on the last calendar day of each month. The Bloomberg US Floating Rate Note ˂ 5 Years Index may include U.S. registered, dollar-denominated bonds of non-U.S. corporations, governments and supranational entities.
iShares Global REIT ETF
The iShares Global REIT ETF seeks to track the investment results of the FTSE EPRA Nareit Global REITs Index, which is designed to track the performance of publicly listed real estate investment trusts (“REITs”) (or their local equivalents) in both developed and emerging markets.
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The index components must qualify for REIT (or its local equivalent) status in their country of domicile and meet certain liquidity, size, and earnings before interest, taxes, depreciation and amortization (EBITDA) requirements. Components are adjusted for free float and foreign ownership limits. As of April 30, 2025, the FTSE EPRA Nareit Global REITs Index was composed of securities of companies in the following countries or regions: Australia, Belgium, Brazil, Canada, China, France, Germany, Hong Kong, India, Indonesia, Ireland, Italy, Japan, Malaysia, Mexico, the Netherlands, New Zealand, the Philippines, Saudi Arabia, Slovenia, South Africa, South Korea, Spain, Thailand, Turkey, the United Kingdom (the “U.K.”) and the U.S. As of April 30, 2025, a significant portion of the FTSE EPRA Nareit Global REITs Index is represented by REITs. The components of the FTSE EPRA Nareit Global REITs Index are likely to change over time.
iShares J.P. Morgan EM Corporate Bond ETF
The iShares J.P. Morgan EM Corporate Bond ETF seeks to track the investment results of the J.P. Morgan CEMBI Broad Diversified Core Index, which tracks the performance of the U.S. dollar-denominated emerging market corporate bond market. All bonds included in the J.P. Morgan CEMBI Broad Diversified Core Index are selected according to a set of rule-based inclusion criteria regarding issue size, bond type, maturity, and liquidity. The securities included in the J.P. Morgan CEMBI Broad Diversified Core Index are rebalanced on the last business day of each month. Eligible countries included in the J.P. Morgan CEMBI Broad Diversified Core Index are determined by JPMorgan Chase & Co. or its affiliates (“J.P. Morgan”) based on J.P. Morgan’s definition of emerging market countries.
The J.P. Morgan CEMBI Broad Diversified Core Index includes bonds issued by corporations based in Latin American, Eastern European, Middle Eastern/African, and Asian countries (excluding Japan). Once the universe of emerging markets countries has been defined, the eligible securities from these countries must be selected for inclusion in the J.P. Morgan CEMBI Broad Diversified Core Index . Bonds are eligible for inclusion in the J.P. Morgan CEMBI Broad Diversified Core Index if (i) the issuer is headquartered in an emerging market country, (ii) the issue is 100% guaranteed by an entity within an emerging market economy, or (iii) 100% of the issuer’s operating assets are located within emerging market economies. Eligible individual securities must have a minimum outstanding face value of $500 million or more. All component securities included in the J.P. Morgan CEMBI Broad Diversified Core Index must be U.S. dollar-denominated bonds with a minimum of 2.5 years to maturity or greater to be eligible for the J.P. Morgan CEMBI Broad Diversified Core Index and a remaining maturity of one year or greater at the time of rebalancing to remain eligible for the J.P. Morgan CEMBI Broad Diversified Core Index. There are no ratings restrictions on either the individual bonds or the country of risk. As a result, the J.P. Morgan CEMBI Broad Diversified Core Index consists of both investment-grade and non-investment-grade bonds (commonly referred to as “junk bonds”).
The J.P. Morgan CEMBI Broad Diversified Core Index uses J.P. Morgan’s proprietary market capitalization weighted methodology. The methodology is designed to distribute the weight of each country within the J.P. Morgan CEMBI Broad Diversified Core Index by limiting the weights of countries with higher debt outstanding and reallocating this excess to countries with lower debt outstanding. As of October 31, 2024, the J.P. Morgan CEMBI Broad Diversified Core Index included issuers located in 50 emerging and frontier market countries. Components of the J.P. Morgan CEMBI Broad Diversified Core Index primarily include companies in the financial services industry or sector. The components of the J.P. Morgan CEMBI Broad Diversified Core Index are likely to change over time.
iShares J.P. Morgan EM Local Currency Bond ETF
The iShares J.P. Morgan EM Local Currency Bond ET seeks to track the investment results of the J.P. Morgan GBI-EM Global Diversified 15% Cap 4% Floor Index, which tracks the performance of local currency-denominated sovereign bond markets of emerging market countries. All bonds included in the J.P. Morgan GBI-EM Global Diversified 15% Cap 4% Floor Index are selected according to a set of rule-based inclusion criteria regarding issue size, bond type, maturity, and liquidity. The securities included in the J.P. Morgan GBI-EM Global Diversified 15% Cap 4% Floor Index are rebalanced on the last weekday of the month. Eligible countries included in the J.P. Morgan GBI-EM Global Diversified 15% Cap 4% Floor Index are determined by JPMorgan Chase & Co. or its affiliates (“J.P. Morgan”) based on J.P. Morgan’s definition of emerging market countries.
Eligible issuer countries must have (1) gross national income (“GNI”) below the Index Income Ceiling (“IIC”) for three consecutive years or (2) an Index Purchasing Power Parity Ratio (the “IPR”) below the J.P. Morgan’s emerging market threshold for three consecutive years. An existing country may be considered for removal from the J.P. Morgan GBI-EM Global Diversified 15% Cap 4% Floor Index if its GNI per capita is above the IIC for three consecutive years and its long-term sovereign credit rating from Standard & Poor’s Global Ratings (“S&P Global”), Moody’s Investors Service, Inc. (“Moody’s”), and Fitch Ratings, Inc. (“Fitch”) is A-/A3/A- or above for three consecutive years. For purposes of compiling the J.P. Morgan GBI-EM Global Diversified 15% Cap 4% Floor Index, individual country weights are capped at maximum 15% and floored at minimum 4.0%. Eligible individual securities must have a minimum face amount outstanding of U.S. $1 billion equivalent for onshore local currency bonds and U.S. $500 million for global bonds (offshore currency linked bonds). All component securities must have at least 2.5 years to maturity from the inclusion date and a remaining maturity of 6 months or greater at the time of rebalancing to remain eligible for the J.P. Morgan GBI-EM Global Diversified 15% Cap 4% Floor Index. Please see the SAI for J.P. Morgan’s definitions of GNI and IIC. Floating-rate issues, capitalization/amortizing bonds, and bonds with callable, puttable or convertible features are not eligible for inclusion in the J.P. Morgan GBI-EM Global Diversified 15% Cap 4% Floor Index.
As of March 31, 2025, the J.P. Morgan GBI-EM Global Diversified 15% Cap 4% Floor Index included securities issued by China, India, Indonesia, Malaysia, South Africa, Mexico, Czech Republic, Hungary, Poland, Thailand, Brazil, Turkey, Peru, Colombia, Romania, Chile, Uruguay Global, Dominican Republic, and Serbia.
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iShares Latin America 40 ETF
The iShares Latin America 40 ETF seeks to track the investment results of the S&P Latin America 40TM, which is composed of selected equities trading on the exchanges of five Latin American countries. The S&P Latin America 40TM includes securities that S&P Dow Jones Indices LLC (“SPDJI”), a subsidiary of S&P Global, Inc., considers to be highly liquid from major economic sectors of the Mexican and South American equity markets. Companies from Brazil, Chilé, Colombia, Mexico and Peru are represented in the S&P Latin America 40TM. The S&P Latin America 40TM includes large capitalization blue-chip companies. As of March 31, 2025, a significant portion of the S&P Latin America 40TM is represented by securities of companies in the financials and materials industries or sectors. The components of the S&P Latin America 40TM are likely to change over time.
iShares MBS ETF
The iShares MBS ETF seeks to track the investment results of the Bloomberg U.S. MBS Index, which measures the performance of investment-grade (as determined by Bloomberg Index Services Limited (“Bloomberg”)) mortgage-backed pass-through securities (“MBS”) issued and/or guaranteed by U.S. government agencies or sponsored entities. The Bloomberg U.S. MBS Index includes fixed-rate MBS issued by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”) that have 30-, 20-, or 15-year maturities. All securities in the Bloomberg U.S. MBS Index must have a remaining weighted average maturity of at least one year. In addition, the securities in the Bloomberg U.S. MBS Index must be denominated in U.S. dollars and must be non-convertible. The Bloomberg U.S. MBS Index is market capitalization-weighted and the securities in the Bloomberg U.S. MBS Index are updated on the last business day of each month.
As of February 28, 2025, approximately 100% of the bonds represented in the Bloomberg U.S. MBS Index were U.S. agency MBS. Most transactions in MBS occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement (to-be-announced (“TBA”) transactions). The iShares MBS ETF may enter into such contracts for fixed-rate pass-through securities on a regular basis. The iShares MBS ETF, pending settlement of such contracts, will invest its assets in liquid, short-term instruments, including shares of money market funds advised by BFA or its affiliates. The iShares MBS ETF will assume its pro rata share of the fees and expenses of any money market fund that it may invest in, in addition to the iShares MBS ETF's own fees and expenses. The iShares MBS ETF may also acquire interests in mortgage pools through means other than such standardized contracts for future delivery.
iShares MSCI EAFE Value ETF
The iShares MSCI EAFE Value ETF seeks to track the investment results of the MSCI EAFE Value Index, which is a subset of the MSCI EAFE Index. The MSCI EAFE Index has been developed by MSCI Inc. (“MSCI”) to measure the equity market performance of developed markets outside of the U.S. and Canada.
Constituents of the MSCI EAFE Value Index include securities from Europe, Australasia and the Far East. The MSCI EAFE Value Index targets approximately 50% coverage of the free float-adjusted market capitalization of the MSCI EAFE Index and consists of those securities classified by MSCI as most representing the value style of investing. Securities classified in this style generally tend to have higher value characteristics (i.e., higher book value to price, 12-month forward earnings to price and dividend yield). MSCI uses a specialized framework to attribute both value and growth style characteristics to each security within the MSCI EAFE Index. Each security is evaluated based on certain value factors and growth factors, which are then used to calculate a value score and growth score. Based upon these two scores, MSCI determines the extent to which each security is assigned to the value or growth style. It is possible for a single security to have representation in both the value and growth style indexes; however, no more than 100% of a security’s float-adjusted market capitalization will be included within the combined style framework. The MSCI EAFE Value Index includes large- and mid-capitalization companies and may change over time.
As of July 31, 2025, the MSCI EAFE Value Index consisted of securities from the following countries or regions: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom (the “U.K.”). As of July 31, 2025, a significant portion of the MSCI EAFE Value Index is represented by securities of companies in the consumer goods and services and financials industries or sectors. The components of the MSCI EAFE Value Index are likely to change over time.
iShares Preferred and Income Securities ETF
The iShares Preferred and Income Securities ETF seeks to track the investment results of the ICE Exchange-Listed Preferred & Hybrid Securities Index, which measures the performance of a select group of exchange-listed, U.S. dollar-denominated preferred securities, hybrid securities and convertible preferred securities listed on the New York Stock Exchange (“NYSE”) or the Nasdaq Capital Market. The ICE Exchange-Listed Preferred & Hybrid Securities Index includes issuances of preferred stocks with amounts outstanding over $100 million, convertible preferred stock with at least $50 million face amount outstanding, and hybrid securities with at least $250 million face amount outstanding, that meet minimum maturity and other requirements, as applicable, as determined by ICE Data Indices, LLC (“ICE Data”).
In general, preferred stock is a class of equity security that pays a specified dividend that must be paid before any dividends can be paid to common stockholders and takes precedence over common stock in the event of a company’s liquidation. In general, a “hybrid” security refers to a security which combines both debt and equity characteristics. In general, hybrid securities included in the ICE Exchange-Listed Preferred & Hybrid Securities Index , like traditional preferred stock, have preference over the common stock within an issuer’s capital
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structure, and are issued and traded in a similar manner to traditional preferred stock. Like debt securities and preferred stock (but unlike common stock), issuers of hybrid securities included in the ICE Exchange-Listed Preferred & Hybrid Securities Index may make fixed, periodic payments to the holders of such securities. Like preferred stock, issuers of hybrid securities included in the ICE Exchange-Listed Preferred & Hybrid Securities Index have the ability to defer dividend payments and to extend such securities’ maturity dates.
Although preferred stocks represent a partial ownership interest in a company, preferred stocks generally do not carry voting rights. Preferred stocks have economic characteristics similar to fixed-income securities. Preferred stocks and hybrid securities generally are issued with a fixed par value and pay dividends based on a percentage of that par value at a fixed or variable rate.
Additionally, preferred stocks and hybrid securities often have a liquidation value that generally equals the original purchase price of such security at the date of issuance. The ICE Exchange-Listed Preferred & Hybrid Securities Index may include many different categories of preferred stock and hybrid securities, such as floating and fixed rate preferreds, fixed-to-floating rate securities, callable preferreds, convertible preferreds, cumulative and non-cumulative preferreds, certain capital securities, trust preferreds or various other preferred stock and hybrid securities. The total allocation to an individual issuer across the entire ICE Exchange-Listed Preferred & Hybrid Securities Index is limited to 4.75%. The ICE Exchange-Listed Preferred & Hybrid Securities Index uses a market capitalization weighted methodology subject to certain constraints and is rebalanced monthly.
The ICE Exchange-Listed Preferred & Hybrid Securities Index may include large-, mid- or small-capitalization companies and includes preferred stocks and hybrid securities of non-U.S. issuers. As of March 31, 2025, a significant portion of the ICE Exchange-Listed Preferred & Hybrid Securities Index is represented by securities of companies in the financials industry or sector. The components of the ICE Exchange-Listed Preferred & Hybrid Securities Index are likely to change over time.
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Additional Information About the Funds' Risks
Each Fund is subject to various risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Each Fund discloses its portfolio holdings daily at www.iShares.com. You could lose all or part of your investment in a Fund, which could underperform other investments. The table below identifies the principal and other (non-principal) risks that apply to each Fund. A Fund that invests in an Underlying Fund also may be indirectly exposed to these risks through such investment. A description of each risk is provided after the table.

	iShares Core 80/20 Aggressive Allocation ETF	iShares Core 30/70 Conservative Allocation ETF	iShares Core 60/40 Balanced Allocation ETF	iShares Core 40/60 Moderate Allocation ETF	iShares ESG Aware 80/20 Aggressive Allocation ETF	iShares ESG Aware 30/70 Conservative Allocation ETF
✓ Principal Risk | • Other Risk
Affiliated Fund Risk	✓	✓	✓	✓	✓	✓
Allocation Risk	✓	✓	✓	✓	✓	✓
Asian Economic Risk	✓	✓	✓	✓	✓	✓
Asset Class Risk	✓	✓	✓	✓	✓	✓
Assets Under Management (AUM) Risk					✓	✓
Authorized Participant Concentration Risk	✓	✓	✓	✓	✓	✓
Call Risk	✓	✓	✓	✓	✓	✓
Central and South American Economic Risk
Close-Out Risk for Qualified Financial Contracts	•	•	•	•	•	•
Commodity Risk
Communications Companies Risk	•		•		•
Concentration Risk	✓	✓	✓	✓	✓	✓
Consumer Goods and Services Companies Risk	•	•	•	•	•	•
Credit Risk	✓	✓	✓	✓	✓	✓
Currency Risk	✓	✓	✓	✓	✓	✓
Custody Risk	•	•	•	•	•	•
Derivatives Risk	✓	✓	✓	✓	✓	✓
Dividend-Paying Stock Risk
Eastern European Economic Risk
Energy Companies Risk
Equity Securities Risk	✓	✓	✓	✓	✓	✓
ESG Risk					✓	✓
European Economic Risk	✓	✓	✓	✓	✓	✓
Extension Risk	✓	✓	✓	✓	✓	✓
Financial Companies Risk	✓	•	•	•	✓	•
Fixed-to-Floating Rate Securities Risk
Floating Rate Securities Risk
Geographic and Security Risks	•	•	•	•	•	•
Healthcare Companies Risk	•		•		•
High Yield Securities Risk	✓	✓	✓	✓
Hybrid Securities Risk
Illiquid Investments Risk	•	•	•	•	•	•
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	iShares Core 80/20 Aggressive Allocation ETF	iShares Core 30/70 Conservative Allocation ETF	iShares Core 60/40 Balanced Allocation ETF	iShares Core 40/60 Moderate Allocation ETF	iShares ESG Aware 80/20 Aggressive Allocation ETF	iShares ESG Aware 30/70 Conservative Allocation ETF
✓ Principal Risk | • Other Risk
Income Risk	✓	✓	✓	✓	✓	✓
Index-Related Risk	✓	✓	✓	✓	✓	✓
Industrial Companies Risk	•	•	•	•	•	•
Interest Rate Risk	✓	✓	✓	✓	✓	✓
Investment in Underlying Fund Risk	✓	✓	✓	✓	✓	✓
Issuer Risk	✓	✓	✓	✓	✓	✓
Large-Capitalization Companies Risk	✓	✓	✓	✓	✓	✓
Large Shareholder and Large- Scale Redemption Risk	•	•	•	•	•	•
Latin American Economic Risk
Management Risk	✓	✓	✓	✓	✓	✓
Market Risk	✓	✓	✓	✓	✓	✓
Market Trading Risk	✓	✓	✓	✓	✓	✓
Materials Companies Risk
Mid-Capitalization Companies Risk	•		•	•	•
Middle Eastern Economic Risk
National Closed Market Trading Risk	✓	✓	✓	✓	✓	•
Non-U.S. Securities Risk	✓	✓	✓	✓	✓	•
North American Economic Risk
Operational and Technology Risks	✓	✓	✓	✓	✓	✓
Ownership Limitations Risk	•	•	•	•	•	•
Preferred Stock Risk
Prepayment Risk	✓	✓	✓	✓	✓	✓
Privately Issued Securities Risk			•	•
Real Estate Companies Risk
Reinvestment Risk	✓	✓	✓	✓	✓	✓
Reliance on Trading Partners Risk	✓	✓	✓	✓	✓	✓
Risk of Investing in China	✓	✓	✓	✓	✓	✓
Risk of Investing in the China Bond Market	✓	✓	✓	✓	✓	✓
Risk of Investing in Developed Countries	✓	✓	✓	✓	✓	•
Risk of Investing in Emerging Markets	•	•	•	•	•
Risk of Investing in Frontier Markets
Risk of Investing in Russia	✓	✓	✓	✓	✓	✓
Risk of Investing in Saudi Arabia	✓	✓	✓	✓	✓	✓
Risk of Investing in the U.S.	✓	✓	✓	✓	✓	✓
Savings Associations Risk
Securities Lending Risk	✓	✓	✓	✓	✓	✓
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	iShares Core 80/20 Aggressive Allocation ETF	iShares Core 30/70 Conservative Allocation ETF	iShares Core 60/40 Balanced Allocation ETF	iShares Core 40/60 Moderate Allocation ETF	iShares ESG Aware 80/20 Aggressive Allocation ETF	iShares ESG Aware 30/70 Conservative Allocation ETF
✓ Principal Risk | • Other Risk
Small-Capitalization Companies Risk	•		•	•
Small Fund Risk					✓	✓
Sovereign and Quasi-Sovereign Obligations Risk		•		•
Tax Risk	✓	✓	✓	✓	✓	✓
Technology Companies Risk	✓	•	✓	•	✓	•
Tracking Error Risk	✓	✓	✓	✓	✓	✓
U.S. Agency Debt Risk
U.S. Agency Mortgage-Backed Securities Risk		•	•	•		✓
U.S. Economic Risk	✓	✓	✓	✓	✓	✓
U.S. Government Issuers Risk
U.S. Treasury Obligations Risk	•	✓	✓	✓	•	✓
Valuation Risk	✓	✓	✓	✓	✓	✓

	iShares ESG Aware 60/40 Balanced Allocation ETF	iShares ESG Aware 40/60 Moderate Allocation ETF	iShares Morningstar Multi-Asset Income ETF
✓ Principal Risk | • Other Risk
Affiliated Fund Risk	✓	✓	✓
Allocation Risk	✓	✓	✓
Asian Economic Risk	✓	✓	•
Asset Class Risk	✓	✓	✓
Assets Under Management (AUM) Risk	✓	✓
Authorized Participant Concentration Risk	✓	✓	✓
Call Risk	✓	✓	✓
Central and South American Economic Risk			•
Close-Out Risk for Qualified Financial Contracts	•	•	•
Commodity Risk			•
Communications Companies Risk	•
Concentration Risk	✓	✓	✓
Consumer Goods and Services Companies Risk	•	•	•
Credit Risk	✓	✓	✓
Currency Risk	✓	✓	✓
Custody Risk	•	•	✓
Derivatives Risk	✓	✓
Dividend-Paying Stock Risk			✓
Eastern European Economic Risk			•
Energy Companies Risk			•
Equity Securities Risk	✓	✓	✓
ESG Risk	✓	✓
European Economic Risk	✓	✓	•
17

	iShares ESG Aware 60/40 Balanced Allocation ETF	iShares ESG Aware 40/60 Moderate Allocation ETF	iShares Morningstar Multi-Asset Income ETF
✓ Principal Risk | • Other Risk
Extension Risk	✓	✓	✓
Financial Companies Risk	•	•	✓
Fixed-to-Floating Rate Securities Risk			•
Floating Rate Securities Risk			•
Geographic and Security Risks	•	•	•
Healthcare Companies Risk	•
High Yield Securities Risk			✓
Hybrid Securities Risk			•
Illiquid Investments Risk	•	•	•
Income Risk	✓	✓	✓
Index-Related Risk	✓	✓	✓
Industrial Companies Risk	•	•	•
Interest Rate Risk	✓	✓	✓
Investment in Underlying Fund Risk	✓	✓	✓
Issuer Risk	✓	✓	✓
Large-Capitalization Companies Risk	✓	✓	✓
Large Shareholder and Large-Scale Redemption Risk	•	•	•
Latin American Economic Risk			•
Management Risk	✓	✓	✓
Market Risk	✓	✓	✓
Market Trading Risk	✓	✓	✓
Materials Companies Risk			•
Mid-Capitalization Companies Risk	•		•
Middle Eastern Economic Risk
National Closed Market Trading Risk	✓	✓	✓
Non-U.S. Securities Risk	✓	✓	✓
North American Economic Risk			•
Operational and Technology Risks	✓	✓	✓
Ownership Limitations Risk	•	•	•
Preferred Stock Risk			•
Prepayment Risk	✓	✓	✓
Privately Issued Securities Risk			✓
Real Estate Companies Risk			•
Reinvestment Risk	✓	✓	✓
Reliance on Trading Partners Risk	✓	✓	✓
Risk of Investing in China	✓	✓	✓
Risk of Investing in the China Bond Market	✓	✓	✓
Risk of Investing in Developed Countries	✓	•	✓
Risk of Investing in Emerging Markets	•		✓
Risk of Investing in Frontier Markets
Risk of Investing in Russia	✓	✓	✓
Risk of Investing in Saudi Arabia	✓	✓	✓
Risk of Investing in the U.S.	✓	✓	✓
18

	iShares ESG Aware 60/40 Balanced Allocation ETF	iShares ESG Aware 40/60 Moderate Allocation ETF	iShares Morningstar Multi-Asset Income ETF
✓ Principal Risk | • Other Risk
Savings Associations Risk			✓
Securities Lending Risk	✓	✓	✓
Small-Capitalization Companies Risk			•
Small Fund Risk	✓	✓
Sovereign and Quasi-Sovereign Obligations Risk			•
Tax Risk	✓	✓	✓
Technology Companies Risk	✓
Tracking Error Risk	✓	✓	✓
U.S. Agency Debt Risk			✓
U.S. Agency Mortgage-Backed Securities Risk	•	•	•
U.S. Economic Risk	✓	✓	•
U.S. Government Issuers Risk			✓
U.S. Treasury Obligations Risk	✓	✓	•
Valuation Risk	✓	✓	✓
Affiliated Fund Risk. For a Fund that invests in Underlying Funds and does not track an index, BFA has the ability to select the Underlying Funds and substitute Underlying Funds with other ETFs that it believes will achieve the Fund’s investment objective. BFA may be subject to conflicts of interest in selecting Underlying Funds and substituting Underlying Funds with other ETFs because the fees paid to BFA by some Underlying Funds and other ETFs managed by BFA may be higher than the fees paid by other Underlying Funds. Additionally, an Underlying Fund may benefit from being selected in terms of enhanced liquidity and accumulation of assets. If an Underlying Fund or other ETF holds interests in an affiliated fund, a Fund may be prohibited from purchasing shares of that Underlying Fund or other ETF.
Allocation Risk. Each Fund's ability to achieve its investment objective depends, in part, on the Index Provider’s ability to develop a model that accurately assesses the appropriate asset class allocation for the Fund and selects the best mix of Underlying Funds and other assets. There is no guarantee that these allocation techniques and decisions will produce the desired results for the Fund. There is a risk that the evaluations and assumptions about asset classes or Underlying Funds, which are used as inputs in the model, may be incorrect. This could cause a Fund to be invested, under-invested or not invested in one or more asset classes or Underlying Funds at an inopportune time, which could adversely affect the Fund’s performance. A Fund’s Underlying Index may overweight certain asset classes relative to market capitalization-weighted benchmarks. In such a case, the Fund will underperform such benchmarks if asset classes that are overweighted underperform other asset classes.
Asian Economic Risk. Certain Asian economies have experienced rapid growth and industrialization in recent years, but there is no assurance that this growth rate will be maintained. Other Asian economies have experienced high inflation, high unemployment, currency devaluations and restrictions, and over-extension of credit. Geopolitical hostility, political instability, and economic or environmental events in any one Asian country may have a significant economic effect on the entire Asian region, as well as on major trading partners outside Asia. An adverse event in the Asian markets may have a significant adverse effect on some or all of the economies of the countries in which a Fund invests. Because many Asian countries depend significantly on international trade, shifts in relationships with key trading partners, such as China and the U.S., may have a region-wide economic impact. Strains in these relations could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. A shift towards protectionist policies by these countries or other key trading partners could suppress Asia’s exports and reduce foreign investment in the region.
Many Asian countries are subject to political risk, including political instability, corruption and regional conflicts. North Korea and South Korea each have substantial military capabilities, and historical tensions between the two countries present the risk of war. China has a complex territorial dispute regarding the sovereignty of Taiwan and has pledged to take control of Taiwan, including by force if necessary. Continuing hostility between China and Taiwan may have an adverse impact on economies throughout the region and on the value of a Fund’s investments, may cause a suspension in a Fund’s ability to trade in certain securities or other assets, or may otherwise make such investments impracticable or impossible. Frictions between China and the Philippines in the South China Sea pose a risk of escalation potentially leading to military conflict. In addition, many Asian countries are subject to social and labor risks associated with demands for improved political, economic and social conditions. These risks, among others, may adversely affect the value of a Fund’s investments with exposure to Asia.
Asset Class Risk. The securities and other assets in a Fund’s portfolio or, if applicable, its Underlying Index may underperform in comparison to indexes that track, or assets that represent, other countries or geographic units, industries, markets, market segments, or
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asset classes. Various types of securities, other assets and indexes may experience cycles of outperformance and underperformance in comparison to financial markets generally. This divergence may be due to a number of factors including, among other things, inflation, interest rates, productivity, global demand for local products or resources, and regulation and governmental controls. This may cause a Fund to underperform other investment vehicles that invest in different asset classes.
Assets Under Management (AUM) Risk. From time to time, an Authorized Participant, a third-party investor, a Fund’s adviser, an affiliate of a Fund’s adviser, or another fund may invest in a Fund and hold its investment for a specific period of time to allow the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund.
Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with a Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for a Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for a Fund that invests in securities issued by non-U.S. issuers or instruments with lower trading volume. Such assets often entail greater settlement and operational complexity and higher capital costs for Authorized Participants, which may limit the number of Authorized Participants that engage with the Fund.
Call Risk. During periods of falling interest rates, an issuer of a callable bond held by a Fund may “call” or repay the security before its stated maturity, and a Fund and the Underlying fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in a Fund’s income, or in securities with greater risks or with other less favorable features.
Central and South American Economic Risk. Certain Central and South American countries have experienced high interest rates, economic volatility, high levels of inflation, currency devaluations, regime changes, government defaults and high unemployment rates. Additionally, commodities such as oil and gas, minerals and metals represent a significant percentage of the region’s exports, and the economies of countries in the region are particularly sensitive to fluctuations in commodity prices as a result. Central and South American countries depend on the economies of their key trading partners, which include China, the U.S., other countries in the region and certain European countries. Reduced spending by any of these trading partners on products and services, or negative changes in any of these economies, may have an adverse impact on some or all of the economies in the region. The impact of any of the foregoing events in one country could have a significant effect on the entire region.
Other risks to Central and South American countries include natural disasters that may occur in the region (e.g., floods, hurricanes, earthquakes) and national or regional security concerns (e.g., terrorism, war, strained international relations). Any such event may adversely affect Central and South American economies, financial markets or issuers of securities, causing an adverse impact on the value of a Fund’s investments.
Close-Out Risk for Qualified Financial Contracts. Regulations adopted by global prudential regulators require counterparties that are part of U.S. or foreign global systemically important banking organizations to include contractual restrictions on close-out and cross-default in agreements relating to qualified financial contracts. Qualified financial contracts include agreements relating to swaps, currency forwards and other derivatives as well as repurchase agreements and securities lending agreements. The restrictions prevent a Fund from closing out a qualified financial contract during a specified time period if the counterparty is subject to resolution proceedings and also prohibit a Fund from exercising default rights due to a receivership or similar proceeding of an affiliate of the counterparty. These requirements may increase credit risk and other risks to a Fund.
Commodity Risk. Companies whose performance is reflected in the Fund’s portfolio or Underlying Index may be adversely affected by changes or trends in commodity prices. Commodity prices may be influenced or characterized by unpredictable factors, including, where applicable, high volatility, changes in supply and demand relationships, weather, agriculture, trade, pestilence, political instability, war, catastrophic events, changes in interest rates and monetary and other governmental policies, action and inaction, including price changes due to trade relations. Securities of companies held by the Fund that are dependent on a single commodity, or are concentrated in a single commodity sector, may typically exhibit even higher volatility attributable to commodity prices.
Communications Companies Risk. Communications companies may face rapid product obsolescence as well as unexpected risks and costs related to product compatibility and standardization, new product introduction and technological developments, such as artificial intelligence and machine learning. These companies may need to commit substantial capital to integrate new technologies and develop new products and services. Demographic shifts and changes in consumer preferences and expectations may have negative impacts on their business. Cybersecurity and data privacy risks may be heightened for communications companies, and a theft of proprietary or consumer information or disruptions in service could have a material adverse effect on their operations and reputation.
Communications companies are subject to extensive government regulation, including licensing and franchise requirements. The costs of complying with regulations and seeking required approvals, as well as potential delays or denials, may adversely affect their business. These companies may face increased government scrutiny and may be subject to adverse government or legal action. They depend significantly on patent and other intellectual property rights, and the loss or impairment of these rights may adversely affect their profitability.
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Concentration Risk. A Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes. A Fund with investment concentration may be more adversely affected by the underperformance of those assets, may experience greater price volatility and may be more susceptible to adverse economic, market, political or regulatory impacts on those assets compared to a fund that does not concentrate its investments.
Consumer Goods and Services Companies Risk. Many consumer goods and services companies (“consumer companies”) rely heavily on disposable household income and consumer spending and may be impacted by social trends, marketing campaigns, demographic shifts and other factors affecting consumer preferences and demand. In addition, damage to a brand or a reputation crisis can have a substantial adverse impact on consumer companies.
Certain consumer companies, such as those providing discretionary goods or services, may depend more on business cycles, overall economic conditions and consumer confidence. Many consumer goods and services are subject to government regulation and the related compliance costs, and consumer companies also face the risk of product liability claims. Consumer companies also may be adversely affected by volatility in commodity prices, supply chain disruptions and labor shortages.
Credit Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security may be unable or unwilling, or may be perceived as unable or unwilling (whether by market participants, ratings agencies, pricing services or otherwise), to make timely principal and/or interest payments or to otherwise honor its obligations. It includes the risk that the security will be downgraded by a credit rating agency; generally, lower credit quality issuers present higher credit risks. The credit rating assigned to a security or its issuer does not necessarily reflect the issuer’s current financial condition or an investment’s volatility or liquidity. An actual or perceived decline in an issuer’s creditworthiness may result in a decrease in the value and liquidity of its securities as well as greater price volatility, which may make it difficult for a Fund to sell the securities and otherwise have an adverse impact on the Fund. It is possible that the ability of an issuer to meet its obligations will decline substantially during the period when a Fund owns securities of the issuer or that the issuer will default on its obligations or that the obligations of the issuer will be limited or restructured. A Fund may be adversely affected if an investment that it holds experiences a downgrade or a default.
Currency Risk. Because each Fund’s NAV is determined on the basis of the U.S. dollar, investors may lose money if the currency of a non-U.S. market in which a Fund invests depreciates against the U.S. dollar or if there are delays or limits on repatriation of foreign currency, even if the foreign currency value of the Fund’s holdings in that market increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, a Fund’s NAV may change quickly and without warning. In addition, a Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.
Custody Risk. Custody risk refers to the risks in the process of clearing and settling trades, as well as the holding of securities and other assets by local banks, agents and depositories. These risks are heightened in jurisdictions with less developed markets or less robust settlement and custody infrastructure and processes, and they may result in losses or delays in payments, delivery or recovery of money or other assets. Low trading volumes and volatile prices in less developed markets may make trades harder to complete and settle. Governments or trade groups may compel local agents to hold securities and other assets in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets. In general, the less developed a country’s securities markets are, the higher the degree of custody risk.
Derivatives Risk. A Fund’s use of derivatives (e.g., futures, forwards, swaps, options) may be riskier than other types of investments and may not have the intended effect on a Fund’s performance. Derivatives can be sensitive to changes in economic and market conditions, and they may increase a Fund’s volatility. A Fund also may experience reduced returns as a result of transaction costs and losses on derivatives positions. There is the risk of imperfect correlation between the value of a derivative and that of the asset underlying the derivative. Derivatives may create investment leverage, which could result in losses that significantly exceed a Fund’s original investment. Due to their complexity, derivatives are subject to the risk of mispricing or improper valuation. The possible lack of a liquid secondary market for derivatives and the resulting inability of a Fund to sell or otherwise close a derivatives position could expose a Fund to losses and could make derivatives more difficult for a Fund to value accurately.
Certain derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, a Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Regulatory requirements may delay or restrict a Fund’s exercise of remedies if a derivative counterparty were to default, which could adversely impact the Fund.
The use of derivatives exposes a Fund to operational risks, such as documentation and settlement issues, systems failures, inadequate controls and human error. Derivatives also involve legal risks, including insufficient documentation, insufficient capacity or authority of a counterparty, and the legality and enforceability of a contract. Derivatives expose a Fund to derivative liquidity risks relating to potential liquidity demands for a Fund to make margin, collateral, or settlement payments.
Dividend-Paying Stock Risk. Investing in dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform other types of stocks or the broader market. Companies that issue dividend-paying stocks are not required to pay or continue paying dividends on such stocks. It is possible that issuers of dividend-paying stocks will not declare dividends in the future or will reduce or
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eliminate the payment of dividends (including reducing or eliminating anticipated accelerations or increases in the payment of dividends), which may adversely affect a Fund with such holdings. In addition, the value of dividend-paying stocks can decline when interest rates rise, as fixed-income investments become more attractive to investors.
Eastern European Economic Risk. An investment in issuers located or operating in Eastern Europe will subject a Fund to legal, regulatory, political, currency, security and economic risks specific to Eastern Europe. Economies of certain Eastern European countries rely heavily on the export of commodities, including oil, gas, and certain metals. As a result, such economies may be impacted by international commodity prices and are particularly vulnerable to global demand for these products. Geopolitical events including armed conflict or war, acts of terrorism, and other instability in certain Eastern European countries may cause uncertainty in their financial markets and adversely affect the performance of the issuers to which a Fund has exposure. The securities markets in some Eastern European countries are substantially smaller and less developed, with less government supervision and regulation of stock exchanges, and may be less liquid and more volatile than securities markets in the U.S. or Western European countries. In addition, investing in securities of issuers located or operating in Eastern Europe may involve:
■
The risk of delays in settling portfolio transactions and the risk of loss arising out of the system of share registration and custody used in certain Eastern European countries;
■
Risks in connection with the maintenance of a Fund's portfolio securities and cash with foreign sub-custodians and securities depositories, including the risk that appropriate sub-custody arrangements will not be available to the Fund;
■
The risk that a Fund's ownership rights in portfolio securities could be lost through fraud or negligence as a result of the fact that ownership in shares of certain Eastern European companies is recorded by the companies themselves and by registrars, rather than a central registration system;
■
The risk that a Fund may not be able to pursue claims on behalf of its shareholders because of the system of share registration and custody, and because certain Eastern European banking institutions and registrars are not guaranteed by their respective governments; and
■
Risks in connection with Eastern European countries' dependence on the economic health of Western European countries and the EU as a whole.
Other risks related to investing in securities of issuers located or operating in Eastern Europe include: the potential absence of legal structures governing private and foreign investments and private property; the possibility of the loss of all or a substantial portion of a Fund’s assets invested in issuers located or operating in Eastern Europe as a result of expropriation; and certain national policies which may restrict a Fund’s investment opportunities, including, without limitation, restrictions on investing in issuers or industries deemed sensitive to relevant national interests. In addition, Eastern European securities markets are particularly sensitive to social, political, economic, and currency events that involve Russia and may suffer heavy losses as a result of their trading and investment links to the Russian economy and currency or its neighbors.
Russian Invasion of Ukraine. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, import and export restrictions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, may impact Russia's economy, Russian issuers of securities in which a Fund invests, or the economies of Europe as a whole. Actual and threatened responses to Russian military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and are likely to have collateral impacts on such sectors across Europe and globally.
Energy Companies Risk. The energy sector tends to be closely tied to the economic cycle and can be significantly affected by supply-demand dynamics and volatility in commodity prices. Energy companies also may be adversely affected by exchange rate fluctuations, war or other conflicts, sanctions, import/export controls, depletion of resources, technological advances and labor relations. This sector generally is subject to substantial government regulation, and companies may incur significant costs in complying with environmental and other laws. Policies that promote energy conservation, clean energy or the transition to low carbon alternatives also may affect the performance of energy companies.
Energy companies may depend on a relatively small number of customers, including governmental entities and utilities. The exploration and production of energy sources and the development of energy infrastructure often require significant capital expenditures, and companies may face high interest costs and difficulty in raising capital. Energy companies also may face challenges from operating in countries with a history of adverse policies or events, such as expropriation, confiscation of assets, corruption, political instability and social unrest. The operations of energy companies may be disrupted by events that target or damage energy infrastructure, including cyber or other attacks, accidents and natural disasters. Energy companies are at risk of liability for environmental harm and other types of damages.
The energy sector may experience significant market volatility. For example, Russia’s large-scale invasion of Ukraine in 2022 led to disruptions and increased volatility in the energy and commodity futures markets due to actual and potential disruptions in the supply and demand for certain commodities, including oil and natural gas. The U.S. and other actors have imposed various sanctions and restrictions on business dealings with Russia, which include restrictions on imports of oil, natural gas and coal. It is impossible to predict the effect of
22

current or future sanctions and restrictions, the extent and duration of the conflict, and associated disruptions in the energy sector. The effect of these events or any related developments could be significant and may have a severe adverse effect on a Fund’s performance.
Equity Securities Risk. Equity securities are subject to changes in value due to general market or economic conditions, perceptions about the markets in which issuers participate or a number of factors relating to a specific issuer. Investments in equity securities may be more volatile than investments in other asset classes. Equity securities (both common and preferred stock) are subordinated to debt securities in a company’s capital structure, and so equity holders are generally subject to more risks, particularly in the event of an issuer’s bankruptcy. Common stock has the lowest priority and the greatest risks, including with respect to dividends and any liquidation payments.
ESG Risk. To the extent that a Fund’s Underlying Index uses criteria related to the ESG characteristics of issuers, this may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds whose underlying index does not use ESG criteria. An Underlying Index’s use of ESG criteria may result in a Fund investing in, or allocating greater weight to, securities or market sectors that underperform the market as a whole or underperform other funds that use ESG criteria. In addition, the use of representative sampling may result in the divergence of a Fund's overall ESG characteristics or ESG risk from those of the Underlying Index.
An Index Provider evaluates securities for inclusion and/or weighting in such an Underlying Index based on ESG criteria and data provided by the Index Provider or third parties. The Index Provider’s evaluation of securities’ ESG characteristics depends on these criteria and data, which may vary by index provider, and no assurance can be given that they will be complete, accurate or current. In addition, an Index Provider may evaluate security-level ESG data (including ratings) and, if applicable, ESG objectives or constraints that are relevant to an Underlying Index only at index reviews or rebalances. Securities included in an Underlying Index may cease to meet the relevant ESG criteria but may nevertheless remain in the Underlying Index and in the Fund using the Underlying Index until the next review or rebalance by the Index Provider. As a result, certain securities in the Underlying Index, or the Underlying Index as a whole, may not meet the relevant ESG objectives or constraints at all times. If the ESG assessment of a security in an Underlying Index or a Fund changes, neither the Fund nor BFA accepts any liability in relation to such change. BFA does not monitor securities in an Underlying Index with respect to ESG objectives or constraints applied by the Index Provider and is not responsible for changes to the ESG assessment of a security in an Underlying Index between rebalances. In addition, BFA does not assess the validity of an Index Provider’s evaluation of the ESG characteristics of securities or the criteria and data used in such evaluation.
The impacts of risks related to ESG investing are likely to change over time, and new ESG risks may be identified as further data and information regarding ESG factors and impacts become available. In addition, methodologies for ESG investing continue to develop, and the ESG methodology applied by an Index Provider may change over time.
European Economic Risk. The Economic and Monetary Union (the “eurozone”) of the EU requires compliance by member states that are members of the eurozone with restrictions on inflation rates, deficits, interest rates and debt levels, as well as fiscal and monetary controls, each of which may significantly affect every country in Europe, including those countries that are not members of the eurozone. Additionally, European countries outside of the eurozone may present economic risks that are independent of the indirect effects that eurozone policies have on them. In particular, the United Kingdom's (the “U.K.”) economy may be affected by global economic, industrial and financial shifts. Changes in imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro (the common currency of eurozone countries), the default or threat of default by an EU member state on its sovereign debt and/or an economic recession in an EU member state may have a significant adverse effect on the economies of other EU member states and their trading partners. The European financial markets have historically experienced volatility and adverse trends due to concerns about economic downturns or government debt levels in several European countries, including, but not limited to, Austria, Belgium, Cyprus, France, Greece, Ireland, Italy, Portugal, Spain and Ukraine. These events have affected and may in the future adversely affect the exchange rate of the euro and may significantly affect European countries.
Responses to financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest, may limit future growth and economic recovery or may have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro and/or withdraw from the EU. The U.K. left the EU (“Brexit”) on January 31, 2020. Brexit could adversely affect European or worldwide political, regulatory, economic or market conditions and could contribute to instability in global political institutions, regulatory agencies and financial markets.
The national politics of countries in Europe have been unpredictable and subject to influence by disruptive political groups and ideologies, including, for example, secessionist movements. The governments of European countries may be subject to change and such countries may experience social and political unrest. Unanticipated or sudden political or social developments may result in sudden and significant investment losses. The occurrence of terrorist incidents throughout Europe or war in the region could also impact financial markets. The impact of these events is not clear but could be significant and far-reaching and could adversely affect the value and liquidity of a Fund's investments.
Russian Invasion of Ukraine. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Disruptions caused by Russian military action or other actions (including
23

cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, import and export restrictions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, may impact Russia's economy, Russian issuers of securities in which a Fund invests, or the economies of Europe as a whole. Actual and threatened responses to Russian military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and are likely to have collateral impacts on such sectors across Europe and globally.
Extension Risk. During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in a Fund’s or an Underlying fund's income and potentially in the value of a Fund’s or an Underlying fund's investments.
Financial Companies Risk. Financial services companies are subject to extensive governmental regulation and intervention, which may change frequently and may adversely affect their profitability, the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain and their size, among other things. Financial services companies also may be significantly affected by, among other things, interest rates, economic conditions, credit rating downgrades, adverse public perception and exposure concentration. Increased risk-taking by financial companies may result in greater overall risk in the global financial sector. Certain events may cause an unusually high degree of volatility in financial markets and pose the risk of large losses for financial services companies.
Financial companies frequently operate with substantial financial leverage and are exposed directly to the credit risk of their borrowers and counterparties, which also may be leveraged to an unknown degree. Financial companies may have significant exposure to the same borrowers and counterparties; as a result, a borrower’s or counterparty’s inability to meet its obligations to one company may affect other financial companies with exposure to the same borrower or counterparty. This interconnectedness of risk may result in significant negative impacts to companies with direct exposure to the defaulting counterparty as well as adverse cascading effects in the markets and the financial sector generally.
Fixed-to-Floating Rate Securities Risk. Fixed-to-floating rate securities have an initial term with a fixed dividend or coupon rate and following this initial term bear a floating rate. Securities which include a floating or variable interest rate component can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction in income received from floating rate securities held by Fund and may adversely affect the value of the Fund’s shares. Generally, floating rate securities carry lower yields than similar fixed rate securities. The interest rate for a floating rate security resets or adjusts periodically by reference to a benchmark interest rate. The impact of interest rate changes on floating rate investments is typically mitigated by the periodic interest rate reset of the investments. Fixed-to-floating rate securities generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when Fund needs to liquidate such securities. Benchmark interest rates, such as LIBOR or the Secured Overnight Financing Rate (“SOFR”), may not accurately track market interest rates. There is no guarantee or assurance that: (i) Fund will be able to invest in a desired amount of fixed-to-floating rate securities, (ii) Fund will be able to buy such securities at a desirable price, or (iii) floating rate securities in which it invests or seeks to invest will be actively traded. Any or all of the foregoing, should they occur, could negatively impact the Fund.
Floating Rate Securities Risk. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction in income received from floating rate securities held by a Fund and may adversely affect the value of the Fund’s shares. Generally, floating rate securities carry lower yields than fixed securities of the same maturity. The interest rate for a floating rate security resets or adjusts periodically by reference to a benchmark interest rate. The impact of interest rate changes on floating rate investments is typically mitigated by the periodic interest rate reset of the investments. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Floating rate securities generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Benchmark interest rates may not accurately track market interest rates.
Geographic and Security Risks. Issuers in a Fund’s portfolio may be located in, or otherwise connected to, parts of the world affected by natural disasters, such as severe heat, earthquakes, tornadoes, volcanic eruptions, wildfires, droughts, floods, hurricanes and tsunamis. In addition, issuers may be impacted by security concerns with respect to a country or region, such as war and other types of conflict, terrorism, strained international relations and territorial disputes. Any of these events may adversely affect the issuers, markets and economies to which a Fund is exposed, which may adversely affect the value of the Fund.
Healthcare Companies Risk. The profitability of healthcare companies may be adversely affected by the following factors, among others: extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, a limited number of products, labor shortages, supply chain issues and industry innovation. Many new products in the healthcare sector entail significant research and development and require regulatory approval, all of which may be long and costly, and such efforts ultimately may be unsuccessful. Many healthcare companies depend heavily on obtaining and defending patents, which can be costly, and may be adversely affected by the expiration of patents. Healthcare companies also are subject to extensive litigation based on product liability and similar claims.
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High Yield Securities Risk. Debt securities that are rated below investment grade and debt securities that are unrated are generally considered to be speculative. Compared to higher-quality debt securities, high yield securities are subject to a greater risk of default, illiquidity, price volatility and valuation uncertainty. Issuers of high yield securities may be less creditworthy and have a greater risk of insolvency or bankruptcy than issuers of higher-quality debt securities. Certain privately held issuers may provide less timely or less detailed financial reporting or other information.
High yield securities may be less liquid than higher-rated debt securities, even under normal economic conditions. There are fewer dealers in the high yield securities market, and there may be significant differences in the prices quoted for such securities. There may be no active trading market for some instruments, and certain securities may be subject to restrictions on resale. The inability to dispose of investments in a timely fashion could result in losses to a Fund. High yield securities that are deemed to be liquid at the time of purchase may become illiquid.
High yield securities frequently have prepayment features. When securities are prepaid, a Fund may lose any premiums paid for the instruments and may have to invest the proceeds in bonds with lower yields. This could result in an unexpected capital loss and/or a decrease in the amount of dividends and yield.
Investments in high yield securities may be subject to additional risks, including subordination to other creditors (leaving few or no assets to repay high yield securities holders), no collateral or limited rights in collateral. High yield securities also may have weaker or less restrictive covenant protections for creditors than higher-quality instruments. For example, high yield issuers may be able to incur more debt (including secured debt), return more capital to shareholders, reduce assets designated as collateral or otherwise manage their business in ways that could negatively impact creditors. If an issuer defaults, a Fund may incur expenses in seeking recovery or negotiating new terms with the issuer.
Hybrid Securities Risk. Hybrid securities are securities which contain characteristics of both a debt security and an equity security. Therefore, hybrid securities are subject to the risks of equity securities and risks of debt securities. The terms of hybrid instruments may vary substantially. The claims of holders of hybrid securities of an issuer are generally subordinated to those of holders of traditional debt securities in bankruptcy, and thus hybrid securities may be more volatile and subject to greater risk than traditional debt securities, and may in certain circumstances even be more volatile than traditional equity securities. At the same time, hybrid securities may not fully participate in gains of their issuer and thus potential returns of such securities are generally more limited than traditional equity securities, which would participate in such gains. Hybrid securities may also be more limited in their rights to participate in management decisions of an issuer (such as voting for the board of directors). Certain hybrid securities may be more thinly traded and less liquid than either publicly issued equity securities or debt securities, especially hybrid securities that are “customized” to meet the needs of particular investors, potentially making it difficult for the Fund to sell such securities at a favorable price or at all. Any of these features could cause a loss in market value of hybrid securities held by Fund or otherwise adversely affect the Fund.
Illiquid Investments Risk. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment. An investment may be illiquid due to, among other things, fewer participants or less capacity to make a market in the investment, the lack of an active market for the investment, capital controls, delays or limits on repatriation of local currency, and the insolvency of local governments. To the extent that a Fund invests in securities or other assets with substantial market and/or credit risk, the Fund will tend to have increased exposure to the risks associated with illiquid investments. Illiquid investments may be harder to value, especially in changing markets.
Liquid investments may become illiquid after purchase by a Fund, particularly during periods of market turmoil. There can be no assurance that a security or other asset that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by a Fund, and any security or other asset held by a Fund may be deemed an illiquid investment pursuant to the Fund’s liquidity risk management program.
Holdings of illiquid investments may reduce a Fund’s returns because the Fund may be unable to transact at advantageous times or prices. If a Fund is forced to sell underlying investments at reduced prices or under unfavorable conditions to meet redemption requests or for other cash needs, the Fund may suffer a loss. This may be magnified in a rising interest rate environment or other circumstances where redemptions of Fund shares may be greater than normal. If other market participants attempt to liquidate holdings at the same time as a Fund, this will lead to an increased supply of the Fund’s underlying investments in the market and contribute to greater illiquid investments risk and downward pricing pressure. In addition, if a Fund is limited in its ability to sell illiquid investments during periods when shareholders are redeeming their shares, the Fund will need to sell liquid securities to meet redemption requests, and illiquid securities will become a larger portion of the Fund’s holdings. During periods of market volatility, liquidity in the market for a Fund’s shares may be impacted by the liquidity in the market for the underlying securities or other assets held by the Fund, which could lead to the Fund’s shares trading at a premium or discount to the Fund's NAV.
Income Risk. A Fund’s income may decline due to falling interest rates or other factors. This can occur because the Fund may be required to invest in lower-yielding bonds when a bond in the Fund’s portfolio matures, is near maturity, is called or is prepaid or when the Fund otherwise needs to purchase additional bonds, such as due to a substitution in the underlying index for an index fund.
Index-Related Risk. A Fund that tracks an Underlying Index seeks to achieve a return that corresponds generally to the price and yield performance, before fees and expenses, of its Underlying Index as published by the Index Provider. There is no assurance that the Index Provider or its agents will construct or calculate the Underlying Index accurately. While the Index Provider describes what the Underlying Index is designed to achieve, neither the Index Provider nor its agents provide any warranty or accept any liability regarding the quality,
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accuracy or completeness of the Underlying Index or its related data, and they do not guarantee that the Underlying Index will be in line with the Index Provider’s methodology. BFA also does not provide any warranty or guarantee against the Index Provider’s or any agent’s errors.
The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither a Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of an Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, particularly for indexes that are less commonly used as benchmarks. In addition, there may be heightened risks associated with the adequacy and reliability of information about emerging markets constituents, as such markets may have less information available or less regulatory oversight. Errors related to an Underlying Index may negatively or positively impact a Fund and its shareholders. For example, if the Underlying Index contains incorrect constituents, the Fund will have exposure to such constituents and will be underexposed to the Underlying Index’s other constituents. Shareholders should understand that any gains from an Index Provider’s errors will be kept by the Fund and its shareholders and any losses or costs from such errors will be borne by the Fund and its shareholders.
Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact an Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance to an Underlying Index. This could cause the Underlying Index to vary from its normal or expected composition. If a scheduled rebalance is postponed, index constituents that would otherwise be removed at the rebalance (due to, for example, changes in market capitalization or issuer credit ratings) may remain, causing the performance and constituents of the Underlying Index to vary from those expected under normal conditions. In addition, to the extent circumstances evolve between periodic index reviews and reconstitutions, an Underlying Index may include constituents that do not align with its objective or selection criteria, and the Fund tracking the Underlying Index may be similarly affected.
In addition to scheduled rebalances, an Index Provider or its agents may carry out ad hoc index rebalances due to reaching certain weighting constraints, unusual market conditions, corporate events, or corrections of errors. The relevant Fund will in turn rebalance its portfolio to attempt to increase the correlation between the portfolio and the Underlying Index. The Fund and its shareholders will directly bear any transaction costs and market exposure from such portfolio rebalancing. Therefore, index-related errors and ad hoc rebalances may increase a Fund’s costs and tracking error.
Industrial Companies Risk. Industrial companies face a number of risks, including supply chain and distribution disruptions, business interruptions, third-party vendor risks, cyber attacks, trade disputes, product recalls, liability and environmental damage claims, scarcity of materials or parts, excess capacity, changes in consumer preferences, and volatility in commodity prices and currencies. The products of industrial companies may face obsolescence due to technological developments and new product introduction. Furthermore, changes in trade restrictions and tariffs as well as broader geopolitical developments could adversely affect industrial companies. These companies also may be significantly affected by domestic and international economic conditions, legislative and regulatory changes, and labor relations. Industrial companies may depend on public or private sector financing, which may become difficult to obtain due to government spending constraints or reduced availability of capital. Such companies may be unable to protect their intellectual property rights or may be liable for infringing the intellectual property rights of others.
Interest Rate Risk. Interest rate changes can be sudden and unpredictable and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand for fixed-income securities. Changes in interest rates may have unpredictable effects on fixed-income markets and may result in heightened volatility and lower liquidity for certain instruments, which may adversely affect a Fund’s performance. When interest rates rise, the value of fixed-income securities or other instruments sensitive to interest rates typically decreases. Duration is a measure of how sensitive a bond is to interest rate changes. Fixed-income securities with longer durations tend to be more sensitive to interest rate changes, and their prices usually are more volatile than those of shorter-duration securities. For example, if a bond has a duration of five years and interest rates rise, the price of the bond will likely decline by a greater percentage than for a bond with a one-year duration. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer duration, rising interest rates may cause the value of the Fund’s investments to decline significantly, which would adversely affect the Fund’s performance.
In addition, changes in prevailing interest rates, particularly sudden and significant changes, may lead to fluctuations in the value of floating-rate debt securities, because the rates for those securities typically reset only periodically. Additionally, during periods of very low or negative interest rates, a Fund may be unable to maintain positive returns or pay dividends to shareholders. Under certain market conditions when interest rates are set at low levels and the market prices of portfolio securities have increased, a Fund may have a very low or even negative yield, which would cause the Fund to lose money under certain conditions.
Decreases in market-making capacity for fixed-income dealers may lead to lower trading volume, heightened volatility, wider bid-ask spreads and less transparent pricing in certain fixed-income markets.
Investment in Underlying Fund Risk. For a Fund that invests in an Underlying Fund, the Fund’s investment performance and risks are likely to be directly related to those of the Underlying Fund. A Fund’s NAV will change with changes in the value of an Underlying Fund and other assets that the Fund holds. The shares of an Underlying Fund may trade at a premium or discount to the Underlying Fund’s NAV. Investors in a Fund that invests in an Underlying Fund will indirectly bear the expenses charged by the Underlying Fund, and an investment in the Fund may entail more expenses than a direct investment in the Underlying Fund (except to the extent that certain fees are waived by
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BFA). An investor in such a Fund may receive taxable gains from portfolio transactions by an Underlying Fund, as well as taxable gains from transactions in the shares of an Underlying Fund that are held by the Fund.
Issuer Risk. The performance of a Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders of a Fund, including an Authorized Participant, a third-party investor, the Fund’s adviser, an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares or may hold their investment in the Fund for a limited period of time. These shareholders may also pledge or loan Fund shares (to secure financing or otherwise), which may result in the shares becoming concentrated in another party. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment or that the size of a Fund would be maintained. Redemptions of a large number of Fund shares may adversely affect a Fund’s liquidity and net assets. To the extent a Fund permits redemptions in cash, these redemptions may force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may negatively impact the Fund’s NAV, have a material effect on the market price of Fund shares, increase the Fund’s brokerage costs, accelerate the realization of taxable income and/or capital gains, and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such tax year. A Fund also may be required to sell its more liquid investments to meet a large redemption, in which case the Fund’s remaining assets may be less liquid, more volatile, and more difficult to price.
To the extent these large shareholders transact in Fund shares on the secondary market, such transactions may account for a large percentage of the trading volume for Fund shares and may, therefore, have a material upward or downward effect on the market price of the shares. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would, diluting its investment returns.
Latin American Economic Risk. The economies of certain Latin American countries have experienced high interest and inflation rates, economic volatility, currency devaluations, regime changes, government defaults and high unemployment rates. In addition, commodities (such as oil, gas and minerals) represent a significant percentage of the region’s exports, and many economies in this region are particularly sensitive to fluctuations in commodity prices. The economies of Latin American countries are heavily dependent on trading relationships with key trading partners, including the U.S., Europe, Asia and other Latin American countries. Adverse economic events in one country may have a significant adverse effect on other countries of this region. In addition, in the past, certain Latin American economies have been influenced by changing supply and demand for a particular currency, monetary policies of governments (including exchange control programs, restrictions on local exchanges or markets and limitations on foreign investment in a country or on investment by residents of a country in other countries), and currency devaluations and revaluations. For example, the government of Brazil imposes a tax on foreign investment in Brazilian stocks and bonds, which may affect the value of the Fund's investments in the securities of Brazilian issuers.
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Structural Risk. Certain Latin American countries are subject to a considerable degree of economic, political and social instability, which could adversely affect investments in the Fund.
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Economic Risk. Certain Latin American countries have experienced economic instability resulting from periods of high inflation and currency devaluations.
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Political and Social Risk. Certain Latin American countries have experienced periods of instability and social unrest in the past. For example, Mexico has been destabilized by local insurrections, social upheavals and drug related violence. Disparities of wealth, the pace and success of democratization and capital market development and ethnic, religious and racial disaffection may exacerbate social unrest, violence and labor unrest in a number of Latin American countries. Certain Latin American countries experience significant unemployment in certain regions, as well as widespread underemployment.
Management Risk. An index Fund invests in securities or other assets included in, or representative of, its Underlying Index, regardless of their investment merits. Such a Fund may be affected by a general decline in market segments related to its Underlying Index, and BFA generally does not attempt to invest the Fund’s assets in defensive positions under any market conditions, including declining markets. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track its Underlying Index. Because BFA uses a representative sampling indexing strategy, a Fund will not fully replicate its Underlying Index and may hold securities or other assets not included in the Underlying Index. As a result, a Fund is subject to the risk that BFA’s investment strategy, whose implementation is subject to a number of constraints, may not produce the intended results. There is no guarantee that a Fund’s investment results will have a high degree of correlation to those of its Underlying Index or that a Fund will achieve its investment objective.
Market Risk. A Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. The value of a financial instrument or other asset may decline due to changes in general market conditions,
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economic trends or events that are not specifically related to the particular instrument or asset, or factors that affect one or more issuers, counterparties, exchanges, countries or other geographic units, markets, industries, or asset classes. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on a Fund and its investments and could result in increased premiums or discounts to a Fund’s NAV. Changes in market and economic conditions generally do not have the same impact on all types of instruments and assets.
Market Trading Risk. A Fund faces numerous market trading risks, any of which may lead to its shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to the NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
Absence of an Active Primary Market. Although Fund shares are listed for trading on one or more stock exchanges, there can be no assurance that an active primary trading market for Fund shares will develop or be maintained by market makers or Authorized Participants.
Secondary Listing Risks. A Fund’s shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund’s primary listing is maintained. Fund shares also may be available to non-U.S. investors through funds or structured investment vehicles similar to depositary receipts. There can be no assurance that a Fund’s shares will continue to trade on any such stock exchange or in any market or that a Fund’s shares will continue to meet the requirements for exchange listing or market trading. A Fund’s shares may be less actively traded in certain markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information that is available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.
Secondary Market Trading Risk. Shares of a Fund may trade in the secondary market at times when the Fund does not accept orders to create or redeem shares. At such times, shares may trade in the secondary market with more significant premiums or discounts to NAV than might be experienced at times when the Fund accepts creation and redemption orders. Securities held by a Fund may be traded in markets that close at a different time than an exchange on which Fund shares are traded. Liquidity in those securities may be reduced after the applicable closing time. As a result, during the time when the exchange is open but after the applicable market closing, fixing or settlement time, there may be wider bid/ask spreads on the exchange and a greater premium or discount to NAV.
In stressed market conditions, the market for a Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, and an investor may be unable to sell their Fund shares.
Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or for other reasons. In times of extraordinary market volatility, Fund shares may be subject to trading halts pursuant to “circuit breaker” rules of a stock exchange or market. If there is a trading halt or unanticipated closure of an exchange or market, an investor may be unable to purchase or sell Fund shares. In addition, if trading in certain securities or financial instruments is restricted, this may disrupt a Fund’s creation/redemption process, affect the price at which Fund shares trade in the secondary market, and result in a Fund being unable to trade certain securities or financial instruments. In such circumstances, a Fund may be unable to rebalance its portfolio or accurately price its portfolio holdings and may incur substantial trading losses.
Shares of a Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short. In addition, trading activity in derivative products based on a Fund may lead to increased trading volume and volatility in the secondary market for the shares of the Fund.
Fund Shares May Trade at Prices Other Than NAV. Shares of a Fund trade on stock exchanges at prices at, above or below the Fund’s most recent NAV. A Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s portfolio holdings. The trading price of a Fund’s shares fluctuates throughout trading hours based on both market supply of and demand for Fund shares and the underlying value of the Fund’s portfolio holdings or NAV. As a result, the trading prices of a Fund’s shares may deviate significantly from NAV during times of market volatility, significant redemption requests, or other unusual market conditions
However, because Fund shares can be created and redeemed in Creation Units at NAV, BFA believes that large discounts or premiums to a Fund’s NAV are not likely to be sustained over the long term (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs). While the creation/redemption feature is designed to make it more likely that a Fund’s shares normally will trade on stock exchanges at prices close to the Fund’s next calculated NAV, exchange prices are not expected to correlate exactly with the Fund’s NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants, or other market participants, and during periods of significant market volatility, may result in trading prices for shares of a Fund that differ significantly from its NAV. Authorized Participants may be less willing to create or redeem a Fund’s shares if there is a lack of an active market for such shares or the Fund’s underlying investments, which may contribute to the Fund’s shares trading at a premium or discount to NAV.
Costs of Buying or Selling Fund Shares. Buying or selling Fund shares on an exchange involves two types of costs that apply to all securities transactions. When buying or selling Fund shares through a broker, you will likely incur a brokerage commission and other charges. In addition, you may incur the cost of the “spread,” which is the difference between what investors are willing to pay for Fund shares (the “bid”
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price) and the price at which they are willing to sell Fund shares (the “ask” price). The spread varies over time for Fund shares based on trading volume and market liquidity. It is generally narrower if a Fund has more trading volume and market liquidity and wider if a Fund has less trading volume and market liquidity. Increased market volatility also may cause wider spreads. In addition, there may be regulatory and other charges that are incurred as a result of trading activity. Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results, and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments through a brokerage account.
Materials Companies Risk. The materials sector tends to be closely tied to the economic cycle and can be significantly affected by supply-demand dynamics. Materials companies may be adversely affected by commodity price volatility, exchange rate fluctuations, social and political unrest, war, import and export controls, supply chain disruption, increased competition, depletion of resources, technical advances, labor relations, litigation and government regulations, among other factors. Materials companies are at risk of liability for environmental damage and product liability claims and may incur significant costs in complying with environmental laws.
Mid-Capitalization Companies Risk. Investments in mid-capitalization companies may be riskier, less liquid, more volatile and more susceptible to economic, market and industry changes than investments in large-capitalization companies. Mid-capitalization companies may have more limited product lines, markets, financial resources and management experience. As a result, they generally are more vulnerable than large-capitalization companies to adverse business and economic developments. Mid-capitalization companies may have a shorter business track record, with relatively less information available to investors. The securities of mid-sized companies may trade less frequently and in smaller volumes than the securities of larger companies.
Middle Eastern Economic Risk. Many Middle Eastern countries have little or no democratic tradition, and the political and legal systems in such countries may adversely impact the companies in which the Fund invests and, as a result, the value of the Fund. Middle Eastern governments have exercised and continue to exercise substantial influence over many aspects of the private sector. Many economies in the Middle East are highly reliant on income from the sale of oil and natural gas or trade with countries involved in the sale of oil and natural gas, and their economies are therefore vulnerable to changes in the market for oil and natural gas and foreign currency values. As global demand for oil and natural gas fluctuates, many Middle Eastern economies may be significantly impacted. A sustained decrease in commodity prices could have a significant negative impact on all aspects of the economy in the region. Middle Eastern economies may be subject to acts of terrorism, political strife, religious, ethnic or socioeconomic unrest and sudden outbreaks of hostilities with neighboring countries.
Certain Middle Eastern countries have strained relations with other Middle Eastern countries due to territorial disputes, historical animosities, international alliances, religious tensions or defense concerns, which may adversely affect the economies of these countries. Certain Middle Eastern countries experience significant unemployment, as well as widespread underemployment.
Many Middle Eastern countries periodically have experienced political, economic and social unrest as protestors have called for widespread reform. Some of these protests have resulted in a governmental regime change, internal conflict or civil war. If further regime changes were to occur, internal conflict were to intensify, or a civil war were to continue in any of these countries, such instability could adversely affect the economies of Middle Eastern countries in which the Fund invests and could decrease the value of the Fund’s investments.
National Closed Market Trading Risk. To the extent that securities or other assets held by a Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on a Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to a Fund’s NAV that may be greater than those experienced by other funds.
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on a Fund. The risks of investing in non-U.S. securities include the following, any of which may have an adverse impact on a Fund:
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Less liquid markets, which may make valuing securities more difficult;
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Greater market volatility;
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Government intervention in issuers' operations or structure;
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Government expropriation or nationalization of assets;
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Exchange rate fluctuations and currency controls;
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Limitations on the foreign ownership of securities;
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Imposition of withholding or other taxes;
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Restrictions on the repatriation of capital;
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Higher transaction and custody costs;
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Foreign market trading hours, different clearing and settlement procedures, and holiday schedules, which may limit a Fund's ability to engage in portfolio transactions;
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Less regulation of the securities and other financial markets;
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Less availability of public information about issuers;
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Weaker accounting, audit, disclosure and financial reporting requirements and the risk of being delisted from U.S. exchanges;
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Difficulties in enforcing contractual obligations; and
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Legal principles relating to corporate governance, directors’ fiduciary duties and liabilities, and shareholder rights that are less robust than those that apply in the U.S.
Withholding Tax Reclaims Risk. A Fund that holds non-U.S. securities may file claims to recover withholding tax on dividend and interest income (if any) received from issuers in certain countries where such withholding tax reclaim is possible. Whether or when a Fund will receive a withholding tax refund is within the control of the tax authorities in such countries. Where a Fund expects to recover withholding tax based on a continuous assessment of the probability of recovery, the Fund’s NAV generally includes accruals for such tax refunds. The Fund continues to evaluate tax developments for potential impact to the probability of recovery. If the likelihood of receiving a tax refund materially decreases, such as due to a change in tax regulation or approach, accruals in a Fund’s NAV for such refunds may be written down partially or in full, which will adversely affect the Fund’s NAV. Investors in a Fund at the time when an accrual is written down will bear the impact of any resulting reduction in NAV regardless of whether they were investors during the accrual period. Conversely, if a Fund receives a tax refund that was not previously accrued, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from any such NAV increase.
North American Economic Risk. A decrease in imports or exports, changes in trade regulations or an economic recession in any North American country can have a significant economic effect on the entire North American region and on some or all of the North American countries in which a Fund invests.
The U.S. is Canada's and Mexico's largest trading and investment partner. The Canadian and Mexican economies are significantly affected by developments in the U.S. economy. Since the implementation of North American countries in 1994 among Canada, the U.S. and Mexico, total merchandise trade among the three countries has increased. However, political developments including the implementation of tariffs by the U.S. and the renegotiation of NAFTA in the form of the United States-Mexico-Canada Agreement (“USMCA”), which replaced NAFTA on July 1, 2020, could negatively affect North America’s economic outlook and, as a result, the value of securities held by a Fund. Policy and legislative changes in one country may have a significant effect on North American markets generally, as well as on the value of certain securities held by a Fund.
Operational and Technology Risks. A Fund and the entities with which it interacts directly or indirectly are susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or impair the Fund’s operations. These entities include, but are not limited to, a Fund’s adviser, administrator, distributor, other service providers (e.g., index and benchmark providers, accountants, custodians, and transfer agents), financial intermediaries, counterparties, market makers, Authorized Participants, listing exchanges, other financial market operators, and governmental authorities. Operational and technology risks for the issuers in which a Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value. A Fund may incur substantial costs in order to mitigate operational and technology risks.
Cybersecurity incidents can result from deliberate attacks or unintentional events against an issuer in which a Fund invests, the Fund or any of its service providers. They include, but are not limited to, gaining unauthorized access to systems, misappropriating assets or sensitive information, corrupting or destroying data, and causing operational disruption. Geopolitical tension may increase the scale and sophistication of deliberate attacks, particularly those from nation states or from entities with nation state backing. Cybersecurity incidents may result in any of the following: financial losses; interference with a Fund’s ability to calculate its NAV; disclosure of confidential information; impediments to trading; submission of erroneous trades by a Fund or erroneous subscription or redemption orders; the inability of a Fund or its service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; and other legal and compliance expenses. Furthermore, cybersecurity incidents may render records of a Fund, including records relating to its assets and transactions, shareholder ownership of Fund shares, and other data integral to a Fund’s functioning, inaccessible, inaccurate or incomplete. Power outages, natural disasters, equipment malfunctions and processing errors that threaten information and technology systems relied upon by a Fund or its service providers, as well as market events that occur at a pace that overloads these systems, may also disrupt business operations or impact critical data. In addition, the risks of increased use of AI technologies, such as machine learning, include data risk, transparency risk, and operational risk. The AI technologies, which are generally highly reliant on the collection and analysis of large amounts of data, may incorporate biased or inaccurate data, and it is not possible or practicable to incorporate all relevant data into such technologies. The output or results of any such AI technologies may therefore be incomplete, erroneous, distorted or misleading. Further, AI tools may lack transparency as to how data is utilized and how outputs are generated. AI technologies may also allow the unintended introduction of vulnerabilities into infrastructures and applications. A Fund and its shareholders could be negatively impacted as a result of these risks associated with AI technologies. AI technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to quickly evolve, and it is impossible to anticipate the full scope of future AI capabilities or rules and the associated risks to a Fund.
While a Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. Each Fund and its adviser seek to reduce these risks through controls,
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procedures and oversight, including establishing business continuity plans and risk management systems. However, there are inherent limitations in such plans and systems, including the possibility that certain risks that may affect a Fund have not been identified or may emerge in the future; that such plans and systems may not completely eliminate the occurrence or mitigate the effects of operational or information security disruptions or failures or of cybersecurity incidents; or that prevention and remediation efforts will not be successful or that incidents will go undetected. A Fund cannot control the systems, information security or other cybersecurity of the issuers in which it invests or its service providers, counterparties, and other third parties whose activities affect the Fund.
Lastly, the regulatory climate governing cybersecurity and data protection is developing quickly and may vary considerably across jurisdictions. Regulators continue to develop new rules and standards related to cybersecurity and data protection. Compliance with evolving regulations can be demanding and costly, requiring substantial resources to monitor and implement required changes.
Preferred Stock Risk. Unlike interest payments on a debt security, dividend payments on preferred stock typically must be declared by the issuer's board of directors. An issuer's board of directors is generally not under any obligation to pay dividends (even if such dividends have accrued), and may suspend payment of dividends on preferred stock at any time. In the event an issuer of preferred stock experiences economic difficulties, the issuer's preferred stock may lose substantial value due to the reduced likelihood that the issuer's board of directors will declare dividends and the fact that the preferred stock may be subordinated to other securities of the same issuer. Certain additional risks associated with preferred stock could adversely affect investments in .
Interest Rate Risk. Because many preferred stocks pay dividends at a fixed rate, their market price can be sensitive to changes in interest rates in a manner similar to bonds. That is, as interest rates rise, the value of the preferred stocks held by an Underlying Fund is likely to decline. To the extent that an Underlying Fund invests a substantial portion of its assets in fixed rate preferred stocks, rising interest rates may cause the value of the Fund's investments to decline significantly.
Issuer Risk. Because many preferred stocks allow holders to convert the preferred stock into common stock of the issuer, market price of a preferred stock can be sensitive to changes in the value of the issuer's common stock. To the extent that an Underlying Fund invests a substantial portion of its assets in convertible preferred stocks, declining common stock values may also cause the value of the Fund's investments to decline.
Dividend Risk. There is a chance that the ability to pay dividends by the issuer of a preferred stock held by an Underlying Fund may deteriorate or the issuer may default (i.e., fail to make scheduled dividend payments on the preferred stock or scheduled interest payments on other obligations of the issuer not held by an Underlying Fund), which would negatively affect the value of any such holding.
Call Risk. Preferred stocks are subject to market volatility, and the prices of preferred stocks will fluctuate based on market demand. Preferred stocks often have call features that allow the issuer to redeem the security at its discretion. If a preferred stock is redeemed by the issuer, it will be removed from and Underlying Fund's underlying index. The redemption of preferred stocks having a higher than average yield may cause a decrease in the yield of an Underlying Fund and the Fund. Because an Underlying Fund's underlying index is rebalanced annually, the removal of a large number of preferred stocks during the year due to maturity, redemption, conversion or other corporate action may cause an Underlying Fund's underlying index to be periodically concentrated in a smaller number of issuers or in issuers of a particular sector or industry.
Extension Risk. During periods of rising interest rates, certain obligations will be paid off substantially more slowly than originally anticipated, and the value of those securities may fall sharply, resulting in a decline to the Fund’s income and potentially in the value of the Fund’s investments.
Prepayment Risk. During periods of falling interest rates, issuers of certain debt obligations may repay principal prior to the security’s maturity, which may cause a Fund or an Underlying Fund to have to reinvest in securities with lower yields or higher risk of default, resulting in a decline in a Fund’s or an Underlying Fund's income or return potential. Also, if a security subject to prepayment had been purchased at a premium, the value of the premium would be lost in the event of prepayment.
Privately Issued Securities Risk. Privately issued securities are securities that have not been registered under the 1933 Act, including securities that are normally purchased pursuant to Rule 144A or Regulation S under the 1933 Act. Such securities typically are subject to legal restrictions on resale and generally are not traded in established public markets. As a result, privately issued securities may be deemed to be illiquid investments, may be more difficult to value than publicly traded securities, may be subject to wide fluctuations in value and may have higher transaction costs. There can be no assurance that a trading market will exist at any time for any particular privately issued security, especially under adverse market or economic conditions or if there are adverse events related to the issuer. Because there may be relatively few potential purchasers for privately issued securities, a Fund may find it more difficult to sell such securities when it may be advisable to do so, or a Fund may be able to sell such securities only at prices that are lower than if such securities were more widely held and traded. Difficulty in selling such securities at a desirable time or price may result in a loss to a Fund.
At times, it may be more difficult to determine the fair value of privately issued securities for purposes of computing a Fund’s NAV due to the absence of an active trading market. There can be no assurance that a privately issued security that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by a Fund, and its value may decline as a result, which may adversely affect the Fund.
Real Estate Companies Risk. Real estate companies, which include real estate investment trusts, real estate holding and operating companies, and real estate management or development companies, expose investors to the risks of owning real estate directly as well as to the risks from the way that such companies operate. Real estate companies and property values may be adversely affected by regulations
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and other governmental actions, including tax increases, zoning changes and other usage restrictions, environmental regulations, regulatory limitations on rent or eviction, and eminent domain.
Real estate is highly sensitive to general and local economic conditions and can be subject to intense competition and periodic overbuilding. Real estate companies may own a limited number of properties and concentrate their investments in a particular geographic region, industry or property type. Economic downturns or other adverse events (e.g., natural disasters) that affect a particular region, industry or property type may lead to decreases in property values, leasing declines and defaults by borrowers or tenants. In the event of a default, a real estate company may experience substantial delays and costs in enforcing its rights with respect to the property and protecting its investment. In addition, because real estate is relatively illiquid, a company may be constrained in its ability to diversify or liquidate its investments in response to economic conditions or other events.
Real estate companies may depend on the management skills of a few key individuals and may have limited financial resources. They may be highly leveraged, which can magnify losses, and interest rate increases can make it difficult for them, as well as borrowers and tenants, to obtain debt financing and meet payment obligations. Declining interest rates could result in increased prepayment on loans and require redeployment of capital in less desirable investments.
Certain real estate companies, such as REITs, could fail to qualify for favorable tax or regulatory treatment, which could produce adverse economic consequences for the company and its investors, including a Fund.
Reinvestment Risk. A Fund or an Underlying Fund may invest a portion of its assets in short-term fixed-income instruments and as a result, may be adversely affected when interest rates fall because they may have to invest in lower yielding bonds as bonds mature. This may cause a Fund's or an Underlying Fund's income to decline, which may adversely affect the value of the Fund. This risk is typically greater with respect to short-term bond funds and lower for long-term bond funds.
Reliance on Trading Partners Risk. The economies of many countries or regions in which certain of the Underlying Funds invest are highly dependent on trading with certain key trading partners. Reduction in spending on products and services by these key trading partners, institution of tariffs or other trade barriers or a slowdown in the economies of key trading partners may adversely affect the performance of any company in which the Underlying Funds invest and have a material adverse effect on the Underlying Funds' performance.
Risk of Investing in China. Investments in Chinese securities, including certain Hong Kong-listed and U.S.-listed securities, subject a Fund to risks specific to China. China is subject to a considerable degree of economic, political and social instability.
Political and Social Risk. The Chinese government is authoritarian and has periodically used force to suppress civil dissent. Disparities of wealth and the pace of economic liberalization may lead to social turmoil, violence and labor unrest. In addition, China continues to experience disagreements related to integration with Hong Kong and religious and nationalist disputes in Tibet and Xinjiang. There is also a greater risk in China than in many other countries of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation as a result of internal social unrest or conflicts with other countries. Unanticipated political or social developments may result in sudden and significant investment losses. China’s income inequality, rapidly aging population and significant environmental issues also are factors that may affect the Chinese economy.
Government Control and Regulations. Despite the Chinese government’s implementation of economic and market reforms in recent decades, government control over certain sectors and enterprises and significant regulation of investment and industry are still pervasive. China has restrictions on investment in companies or industries deemed to be sensitive to particular national interests, trading of securities of Chinese issuers, foreign ownership of Chinese corporations and/or the repatriation of assets by foreign investors. Restrictions on foreign ownership of Chinese securities may have adverse effects on a Fund’s liquidity and performance and could lead to higher tracking error. Chinese government intervention in the market may have a negative impact on market sentiment, which may in turn affect the performance of the Chinese economy and a Fund’s investments. Chinese markets generally continue to experience inefficiency, lack of publicly available information, and political and social instability and may be subject to volatility and pricing anomalies resulting from governmental influence. Chinese companies, such as those in the financial services, technology and potentially other sectors, are also subject to the risk that Chinese authorities can intervene in their operations and structure, which may negatively affect the value of a Fund’s investments.
Economic Risk. The Chinese economy is highly reliant on trade and may be adversely affected by, among other things, a deterioration in global demand and spending for Chinese exports or a contraction in spending on domestic goods by Chinese consumers. The institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and companies in which a Fund invests. The current political climate has intensified concerns about a potential trade war between China and the U.S. as each country has imposed tariffs on the other. These actions and their consequences (which are difficult to predict) could have a negative impact on a Fund’s performance. It is unclear whether further tariffs or other escalating actions may occur.
In addition, certain Chinese companies (which may change from time to time) are directly or indirectly subject to economic or trade restrictions imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. For example, certain foreign technology companies are subject to export controls as those companies are believed to pose a risk to U.S. interests. The U.S. also bans imports of goods produced in certain regions of China or by certain Chinese companies due to concerns about forced labor. Such restrictions may have unanticipated and adverse effects on the Chinese economy and companies. Any action that targets
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Chinese financial markets or securities exchanges could interfere with orderly trading, delay settlement or cause market disruptions. A Fund’s Underlying Index may include companies that are subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments. So long as these restrictions do not include restrictions on investments, a Fund is generally expected to invest in such companies, consistent with its objective to track the performance of its Underlying Index. Other economic challenges for China include indebtedness, weak consumer demand, and an aging population. China continues to face pressure from its trading partners over its exporting of its excess industrial capacity and overall approach to economic management.
Expropriation Risk. The Chinese government maintains a major role in economic policymaking, and investing in China involves risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested.
Security Risk. China has strained international relations with Taiwan, Japan, the Philippines, India, and other neighbors due to territorial disputes, historical animosities, defense concerns and other security concerns. China has a complex territorial dispute regarding the sovereignty of Taiwan and has pledged to take control of Taiwan, including by force if necessary. The Chinese military has conducted military drills around Taiwan in connection with China’s claim to Taiwan. Taiwan-based companies and individuals are significant investors in China. Continuing hostility between China and Taiwan may have an adverse impact on their economies and markets and on the value of a Fund’s investments in China, Taiwan or the region, may cause a suspension in a Fund’s ability to trade in certain securities or other assets, or may otherwise make such investments impracticable or impossible. Frictions between China and the Philippines in the South China Sea pose a risk of escalation potentially leading to military conflict.
Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, export controls, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers in which a Fund invests. It may be impossible or impracticable for a Fund to hold, transact in or value securities of sanctioned companies, and there may be a significant decrease in the valuation of such securities. Relations between China’s Han ethnic majority and other ethnic groups in China, including Tibetans and Uighurs, are also strained and have been marked, historically, by protests and violence. These situations may cause uncertainty in the Chinese markets and may adversely affect the Chinese economy. In addition, conflict on the Korean Peninsula could adversely affect the Chinese economy. Such risks, among others, may adversely affect the value of a Fund’s investments.
Chinese Equity Markets. There are several types of Chinese equity securities, including H-shares, A-shares, B-shares, Red-Chips and/or P-Chips. The issuance of B-shares and H-shares by Chinese companies and the ability to obtain a “back-door listing” through Red-Chips or P-Chips is still regarded by the Chinese authorities as an experiment in economic reform. “Back-door listing” is a means by which a mainland Chinese company issues Red-Chips or P-Chips to obtain quick access to international listing and international capital. These share mechanisms are subject to the political and economic policies in China. In the Chinese securities markets, a small number of issuers may represent a large portion of the entire market. The Chinese securities markets also may be subject to more frequent trading halts, low trading volume and price volatility.
Hong Kong Political Risk. Hong Kong reverted to Chinese sovereignty on July 1, 1997 as a Special Administrative Region (“SAR”) of the People’s Republic of China (“PRC”) under the principle of “one country, two systems.” Although China is obligated by treaty to maintain the current capitalist economic and social system of Hong Kong through June 30, 2047, the continuation of economic and social freedoms enjoyed in Hong Kong is dependent on the government of China. Hong Kong has experienced protests and unrest related to China’s control, and tensions have increased between China and Hong Kong. Due to the interconnected nature of the Hong Kong and Chinese economies, instability in Hong Kong may adversely affect the Hong Kong and Chinese markets. Other countries’ perceptions of the degree of convergence between China and Hong Kong, such as with respect to trade, and resulting actions also may impact both economies. In addition, the Hong Kong dollar trades at a fixed exchange rate in relation to (or is “pegged” to) the U.S. dollar, which has contributed to the growth and stability of the Hong Kong economy. However, it is uncertain how long the currency peg will continue or what effect the establishment of an alternative exchange rate system would have on Hong Kong’s economy. Such a change could result in a decline in a Fund’s NAV because the NAV is denominated in U.S. dollars.
Limited Information, Legal Remedies and VIE Structure Risk. Chinese companies, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, or for other reasons, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies. The Funds do not select investments based on investor protection considerations.
Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. In a VIE structure, a Chinese operating company establishes a shell company in another jurisdiction to issue stock to public shareholders. When a VIE structure is used by a Chinese company to list its stock in the U.S., instead of owning the equity securities of the Chinese company, the U.S.-listed shell company directly or indirectly enters into contracts with the Chinese operating company under Chinese law. These contracts provide the U.S.-listed shell company with only economic exposure to the Chinese company and do not represent equity ownership in the operating company.
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While VIEs are a longstanding practice that is well known to Chinese officials and regulators, they have not been formally recognized under Chinese law. The Chinese government has provided guidance to and placed restrictions on Chinese-based companies raising capital offshore, including through VIEs. In 2023, the China Securities Regulatory Commission (“CSRC”) released new rules that permit the use of VIE structures, provided they abide by Chinese laws and register with the CSRC. The rules, however, may cause Chinese companies to undergo greater scrutiny and add costs to VIE structures. Intervention, rulemaking or guidance by the Chinese government with respect to VIE structures or the non-enforcement of VIE-related contractual rights could significantly affect the operating company’s business in China, the enforceability of the U.S.-listed shell company’s contractual arrangements with the Chinese company and the value of the U.S.-listed stock. Further, the VIE contractual arrangement would likely be subject to Chinese law and jurisdiction, and remedies available to the U.S.-listed shell company are uncertain and could be ineffective. Any change in the operations of entities in a VIE structure, the status of VIE contractual arrangements or the legal or regulatory environment in China, generally or with respect to specific industries, could result in significant, and possibly permanent and/or total, losses to a Fund.
Risk of Investing in the China Bond Market. A Fund’s investment in the China Interbank Bond Market occurs through the Bond Connect trading channel, which allows eligible foreign investors to trade electronically between the mainland China and Hong Kong markets. Bonds traded through Bond Connect are settled and custodied through a link between CMU, as an offshore custody agent, and China Central Depository & Clearing (“CCDC”) and Shanghai Clearing House (“SCH”), as onshore custodians and clearing institutions in the PRC. All bonds traded by eligible foreign investors through Bond Connect are registered in the name of CMU, which holds such bonds as a nominee owner. A Fund is thus exposed to custody risks with respect to CMU. In addition, the relevant filings, registration with the People’s Bank of China, and account opening must be carried out by third parties, including CMU, CCDC, and SCH. A Fund is thus subject to the risks of default, errors and omissions by such third parties and may have limited remedies or no legal recourse at all to cure any defaults, errors and omissions.
The precise nature and rights of a Fund as the beneficial owner of bonds traded in the China Interbank Bond Market through CMU as nominee are relatively new and untested areas of PRC law. The definition of, and distinction between, legal ownership and beneficial ownership under PRC law differs from that in the U.S. and other developed market jurisdictions, and there have been few cases involving a nominee account structure in the PRC courts. As a result, the rights of beneficial owners are uncertain. The exact nature of a Fund’s remedies and methods of enforcement of its rights and interests under PRC law are also uncertain.
Market volatility and potential lack of liquidity due to low trading volume of certain bonds in the China Interbank Bond Market may result in the prices of certain bonds fluctuating significantly. A Fund that invests in the China Interbank Bond Market is therefore subject to liquidity and volatility risks. The bid-ask spreads of the prices of securities may be large, and a Fund may therefore incur significant costs and may suffer losses when selling such investments. Bonds traded in the China Interbank Bond Market may be difficult or impossible to sell on a timely basis or at all, which may impact a Fund’s ability to acquire or dispose of such securities at their expected prices.
Investing in the China Interbank Bond Market through Bond Connect is also subject to regulatory risks. The relevant laws and regulations are subject to change, which may have retrospective effect. There can be no assurance that Bond Connect or its features or systems will not be materially altered, suspended, discontinued or abolished. Furthermore, the securities regulation regimes and legal systems of the PRC and Hong Kong differ significantly, and issues may arise based on these differences. If the relevant authorities were to suspend account opening or trading on the China Interbank Bond Market, a Fund’s ability to invest in that market would be adversely affected, limited, or curtailed altogether. In such event, the Fund’s ability to achieve its investment objective would be negatively affected and, after exhausting other trading alternatives, the Fund may suffer substantial losses. Further, if Bond Connect is not operating, a Fund may not be able to acquire or dispose of bonds in a timely manner, which could adversely affect its performance.
There is no assurance that Bond Connect trading platforms and operational systems will function as expected or will continue to be adapted to changes and developments in the market. If a relevant system does not function as expected, trading through Bond Connect may be disrupted, and a Fund’s ability to pursue its investment strategy may therefore be adversely affected. In addition, trading through Bond Connect involves the risk of delays inherent in order placing and settlement systems.
Bond Connect trades are settled in Chinese currency, the renminbi (“RMB”). This means that a Fund is exposed to currency risk, and it cannot be guaranteed that investors will have timely access to a reliable supply of RMB. The RMB consists of an onshore RMB (“CNY”) and an offshore RMB (“CNH”). The CNY is the official currency of the PRC and is the currency of denomination for all financial transactions between individuals, the state and corporations in the PRC. The CNH market is traded officially and regulated jointly by the Hong Kong Monetary Authority and the PBOC. Because CNY and CNH are traded in different and separate markets, they can be subject to different liquidity constraints and market forces, and their valuations can vary. Any RMB-denominated bonds included in a Fund’s Underlying Index use CNY as the base currency. As a result, to the extent that a Fund holds RMB-denominated instruments in CNH, it could be subject to tracking error and transaction costs associated with converting from CNH to CNY (and vice versa).
Under prevailing tax regulations, a 10% withholding tax is imposed on PRC-sourced dividends and interest from non-government bonds paid to a Fund unless the rate is reduced under an applicable tax treaty. Value added tax (“VAT”) is levied on certain income derived by a Fund, including interest income from non-government bonds and trading gains, unless specifically exempted by the PRC tax authorities. VAT exemptions currently apply to debt securities traded in the China Interbank Bond Market. On November 22, 2018, the PRC’s Ministry of Finance and State Administration of Taxation jointly issued Circular 108 providing foreign institutional investors with a temporary exemption from withholding income tax and VAT with respect to interest income derived from non-government bonds in the domestic bond market for the period from November 7, 2018 to November 6, 2021. On November 26, 2021, the PRC's Ministry of Finance and State Administration of Taxation jointly issued Circular 34 to extend the tax exemption period provided in Circular 108 to December 31, 2025. Circular 108 is silent
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on the PRC tax treatment with respect to non-government bond interest derived prior to November 7, 2018. There is a risk the PRC tax authorities may withdraw the temporary tax exemptions and seek to collect withholding income tax and VAT on interest income from non-government bonds to a Fund without prior notice. If the tax exemptions are withdrawn, any taxes arising from or to a Fund may be directly borne by, or indirectly passed on to, the Fund, which may substantially impact its NAV. As with any NAV adjustment, investors may be advantaged or disadvantaged depending on when the investors purchased or sold shares of the Fund. Any changes in PRC tax law, future clarifications thereof, and/or subsequent retroactive enforcement by the PRC tax authorities may result in a loss that could be material to a Fund. BFA will keep the provisioning policy for tax liability under review and may, in its discretion from time to time, make a provision for potential tax liabilities if in its opinion such provision is warranted or as further publicly clarified by the PRC.
Risk of Investing in Developed Countries. Investment in developed country issuers will subject a Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries generally tend to rely on services sectors (e.g., the financial services sector) as the primary means of economic growth. A prolonged slowdown in one or more services sectors is likely to have a negative impact on economies of certain developed countries, although economies of individual developed countries can be impacted by slowdowns in other sectors. In the past, certain developed countries have been targets of terrorism, and some geographic areas in which a Fund or an Underlying Fund invests have experienced strained international relations due to territorial disputes, historical animosities, defense concerns and other security concerns. These situations may cause uncertainty in the financial markets in these countries or geographic areas and may adversely affect the performance of the issuers to which a Fund has exposure. Heavy regulation of certain markets, including labor and product markets, may have an adverse effect on certain issuers. Such regulations may negatively affect economic growth or cause prolonged periods of recession. Many developed countries are heavily indebted and face rising healthcare and retirement expenses. In addition, price fluctuations of certain commodities and regulations impacting the import of commodities may negatively affect developed country economies.
Risk of Investing in Emerging Markets. Investments in emerging market issuers may be subject to a greater risk of loss than investments in issuers located or operating in more developed markets. This is due to, among other things, the potential for greater market volatility, lower trading volume, higher levels of inflation, social, political or economic instability, greater risk of a market shutdown and more governmental limitations on foreign investments in emerging market countries than are typically found in more developed markets.
Some emerging market countries may experience economic instability, including instability resulting from substantial rates of inflation or significant devaluations of their currency, or economic recessions, which would have a negative effect on the economies and financial markets of their economies. Some of these countries may impose restrictions on the exchange or export of currency or adverse currency exchange rates, and there may be a lack of available currency hedging instruments.
Disparities of wealth, the pace and success of democratization and ethnic, religious and racial disaffection, among other factors, may exacerbate unrest or violence in certain countries. Unanticipated or sudden political or social developments may result in sudden and significant investment losses.
Companies in many emerging markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries, and as a result, information about the securities in which a Fund invests may be less reliable or complete. Moreover, emerging markets often have less reliable securities valuations and greater risks associated with the custody of securities than developed markets. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies, and shareholders may have limited legal remedies. A Fund’s investments are not selected based on investor protection considerations.
In addition, emerging markets often have greater risk of capital controls through such measures as taxes or interest rate control than developed markets. Certain emerging market countries may also lack the infrastructure necessary to attract large amounts of foreign trade and investment. Chronic structural public sector deficits in some countries may adversely impact a Fund’s investments.
Local securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to changes in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times. Settlement procedures in emerging market countries are frequently less developed and reliable than those in the U.S. (and other developed countries). In addition, significant delays may occur in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for a Fund to value its portfolio securities and could have an adverse effect on a Fund in seeking to achieve its investment objective.
There could be additional impacts on the value of a Fund as a result of sustainability risks, in particular those caused by environmental changes, social issues and governance risk. Additionally, disclosures or third-party data coverage associated with sustainability risks is generally less available or transparent in these markets.
Investments in emerging market countries may be subject to loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested in such countries.
Risk of Investing in Russia. Investing in Russian securities involves significant risks, in addition to those described under “Risk of Investing in Emerging Markets” and “Non-U.S. Securities Risk,” that are not typically associated with investing in U.S. securities, including:
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The risk of delays in settling portfolio transactions and the risk of loss arising out of the system of share registration and custody used in Russia;
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Risks in connection with the maintenance of a Fund’s portfolio securities and cash with foreign sub-custodians and securities depositories, including the risk that appropriate sub-custody arrangements will not be available to a Fund;
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The risk that a Fund’s ownership rights in portfolio securities could be lost through fraud or negligence because ownership in shares of Russian companies is recorded by the companies themselves and by registrars, rather than by a central registration system;
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The risk that a Fund may not be able to pursue claims on behalf of its shareholders because of the system of share registration and custody, and because Russian banking institutions and registrars are not guaranteed by the Russian government; and
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The risk that various responses by other nation-states to alleged Russian cyber activity will impact Russia’s economy and Russian issuers of securities in which a Fund invests.
Russian invasion of Ukraine. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, import and export restrictions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, may impact Russia’s economy, Russian issuers of securities in which a Fund invests, or the economies of Europe as a whole. Actual and threatened responses to Russian military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and are likely to have collateral impacts on such sectors across Europe and globally.
Russia Sanctions. Governments, including the U.S., the E.U., the U.K., and many other countries (collectively, the “Sanctioning Bodies”) have imposed economic sanctions on certain Russian individuals, including politicians, and Russian corporate and banking entities, including banning Russia from global payments systems that facilitate cross-border payments. In an effort to curtail Russia’s ability to finance its war effort, the Sanctioning Bodies continue to elevate these measures and may, going forward, institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. These sanctions could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of a Fund to buy, sell, receive or deliver those securities and/or assets.
The sanctions against certain Russian issuers include broad asset freezes and prohibitions on transacting or otherwise dealing in select issuances of debt or equity of such issuers, among others. Compliance with each of these sanctions measures has impaired, and may continue to impair, the ability of a Fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. A Fund may also be legally required to block (i.e., freeze) assets in a blocked account and report the accompanying exposure to Sanctioning Bodies.
Sanctions have resulted in Russia taking counter measures or retaliatory actions, which has impaired the value and liquidity of Russian securities. These retaliatory measures include the immediate freeze of Russian assets held by a Fund. Due to the freeze of these assets, including depositary receipts, a Fund may need to liquidate non-restricted assets in order to satisfy any Fund redemption orders. The liquidation of Fund assets during this time may also result in the Fund receiving substantially lower prices for its securities. Russia may implement additional retaliatory measures, which may further impair the value and liquidity of Russian securities and the ability of a Fund to receive dividend payments. Russia has issued a number of countersanctions, some of which restrict the distribution of profits by limited liability companies (e.g., dividends), and prohibits Russian persons from entering into transactions with designated persons from “unfriendly states” as well as the export of raw materials or other products from Russia to certain sanctioned persons. Russian companies may be unable to pay dividends and, if they pay dividends, a Fund may be unable to receive them.
These sanctions, the decision by Russia to suspend trading on the Moscow Exchange (MOEX) and prohibit non-resident investors from executing security sales, and other events have led index providers to remove Russian securities from indexes. Each Fund is currently restricted from trading in Russian securities, including those in its portfolio (if any), and the Underlying Indexes have removed Russian securities (if any). This disparity will also lead to increased tracking error. The inability of a Fund to trade in Russian securities may adversely affect the Fund’s ability to meet its investment objective. It is unknown when, or if, sanctions may be lifted or a Fund’s ability to trade in Russian securities will resume.
Risk of Investing in Saudi Arabia. Investing in Saudi Arabian issuers involves legal, regulatory, political, currency, security, and economic risks that are specific to Saudi Arabia. Saudi Arabia is highly reliant on income from the sale of petroleum and trade with other countries involved in the sale of petroleum, and its economy is therefore vulnerable to changes in foreign currency values and the petroleum market. A sustained decrease in petroleum prices could have a negative impact on all aspects of the economy. In addition, Saudi Arabia’s economy relies heavily on cheap, foreign labor, and changes in the availability of this labor supply could have an adverse effect on the economy.
Investments in the securities of Saudi Arabian issuers involve risks not typically associated with investments in securities of issuers in more developed countries, which may negatively affect the value of a Fund’s investments. Such heightened risks may include, among others, the expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, crime and instability as a result of religious, ethnic and/or socioeconomic unrest. The government of Saudi Arabia exercises substantial influence over many aspects of the private sector, and its actions could significantly impact the value of Saudi Arabian securities. Although some economic reforms (e.g., privatization) are underway, restrictions on foreign ownership persist, and the government has an ownership stake in many key
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industries. Saudi Arabia has experienced strained relations with economic partners worldwide, including other countries in the Middle East, due to geopolitical events. Economic sanctions (or the threat of them) on Saudi Arabian individuals or Saudi Arabian corporate entities may have an adverse impact on the Saudi Arabian economy and securities.
The ability of foreign investors to invest in the securities of Saudi Arabian issuers could be restricted by the Saudi Arabian government at any time, and unforeseen risks could materialize with respect to foreign ownership of such securities. In addition, the Saudi Arabian government places investment limitations on the ownership of Saudi Arabian issuers by foreign investors. Such limits may prevent a Fund from investing in accordance with its strategy and result in tracking error for a Fund that tracks an index.
Saudi Arabia Broker Risk. There are a number of ways to conduct transactions in equity securities in the Saudi Arabian market. A Fund generally expects to transact in a manner so that it is not limited by Saudi Arabian regulations to a single broker. However, there may be a limited number of brokers who can provide services to a Fund, which may have an adverse impact on the prices, quantity or timing of Fund transactions. A limited number of brokers may impact a Fund’s ability to achieve best execution on transactions. In addition, a Fund may be more susceptible to credit loss or trading disruptions in the event of a default or business disruption among the available brokers. If a Fund’s use of a broker is disrupted, there could be an adverse impact on the Fund’s operations and, if applicable, its ability to track the Underlying Index, and the Fund’s shares could trade at a premium or discount to NAV. A Fund may also incur losses due to the acts or omissions of its brokers in the execution or settlement of transactions or in the transfer of funds or securities.
Risk of Investing in the U.S. Investing in U.S. issuers involves legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. A decrease in imports or exports, changes in trade regulations, inflation, an economic recession, financial system stress, or political turmoil, among other risks, may have an adverse effect on the U.S. economy and the securities listed on U.S. exchanges. The U.S. is also subject to the risk of natural disasters, such as droughts, earthquakes, fires and floods. U.S. security risks include acts of terrorism, internal unrest and a deterioration in relations between the U.S. and certain countries. Any of these may adversely affect the U.S. economy, financial markets or issuers.
Governmental agencies project that the U.S. will maintain elevated public debt levels for the foreseeable future. Although elevated debt levels do not necessarily indicate or cause economic problems, the costs of servicing such debt may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system.
Savings Associations Risk. Federally- and state-chartered savings associations, such as savings and loans and other “thrift” institutions, provide banking services, including mortgage lending, and operate under the supervisory authority of the Office of the Comptroller of the Currency. These associations are subject to extensive regulation affecting the scope of their activities, the prices they can charge, and the amount of capital they must maintain. This regulation can have the effect of limiting the profitability of these associations, and their profitability may change frequently. Savings associations may be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations and adverse conditions in other related markets. The historically low interest rate environment has created certain risks to savings associations as they continue to re-evaluate their business models and risk appetites to generate returns.
Securities Lending Risk. A Fund may engage in securities lending. Securities lending involves the risk that a Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund.
Small-Capitalization Companies Risk. Investments in small-capitalization companies may be riskier, less liquid, more volatile and more susceptible to economic, market and industry changes than investments in large- or mid-capitalization companies. Small-capitalization companies may have more limited product lines, markets, financial resources, personnel and management experience. As a result, they generally are more vulnerable than larger companies to adverse business and economic developments. Small-capitalization companies may have a short business track record, with relatively less information available to investors. The securities of smaller companies may trade less frequently and in lower volumes than the securities of larger companies. Some securities of smaller issuers may be illiquid or restricted as to resale, and their values may have significant volatility. A Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund’s obligations.
Small Fund Risk. When a Fund’s size is small, the Fund may experience low trading volume and wide bid/ask spreads. A Fund’s performance near its inception date may not represent how the Fund will perform in the future or with a larger asset base. In addition, a Fund may face the risk of being delisted if it does not meet certain requirements set by the listing exchange. If a Fund were required to delist from the listing exchange, the Fund’s value may rapidly decline and its performance may be negatively impacted. Any resulting liquidation of a Fund could lead to elevated transaction costs for the Fund and negative tax consequences for its shareholders.
Sovereign and Quasi-Sovereign Obligations Risk. Sovereign obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Quasi-sovereign obligations are typically less liquid and less standardized than sovereign obligations. Bonds issued by government agencies or instrumentalities generally are backed only by the issuing entity’s creditworthiness and reputation and may not be backed by the full faith and credit of the government. Changes to a government’s financial condition or credit rating may cause a decline in the value of its sovereign
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obligations as well as quasi-sovereign obligations issued by the government’s agencies or instrumentalities. The governmental entity that controls the repayment of such debt may be unable or unwilling to repay principal or pay interest when due. A governmental entity may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange when a payment is due, the relative size of the debt service burden to the economy as a whole, the government’s policy toward multilateral financial organizations, and other political or economic constraints.
In addition, governmental entities may depend on expected disbursements from other governments, multilateral agencies and other parties to reduce principal and interest arrearages on their debt. Such commitments of financial assistance may be conditioned on the implementation of economic reforms, economic performance and/or the timely service of debt. The failure to implement such reforms, achieve certain economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair its ability or willingness to timely service its debt.
Certain countries have experienced downgrades of, or have defaulted on, their sovereign debt, and they or other countries may default or face the risk of downgrades in the future. Any restructuring of sovereign debt will likely have a significant adverse effect on the debt’s value. In the event of a default on sovereign or quasi-sovereign debt, a Fund may have limited legal recourse against the issuer and/or guarantor and may not be able to access collateral securing the debt.
Tax Risk. Distributions of short-term capital gains by an Underlying Fund may be recognized as ordinary income by a Fund and would not be offset by the Fund’s capital loss carryforwards, if any. Capital loss carryforwards of an Underlying Funds, if any, would not offset net capital gains of a Fund. Each of these effects caused by investment in an Underlying Fund may result in distributions to Fund shareholders being of higher magnitudes and less likely to qualify for lower capital gain tax rates than if a Fund were to invest directly in the securities and other instruments held by an Underlying Fund.
Technology Companies Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources and personnel. These companies may face rapid product obsolescence as well as unexpected risks and costs related to new product introduction and technological developments, such as artificial intelligence and machine learning. Technology companies may be adversely affected by disruptions to supply chains and distribution networks as well as issues at third-party partners. They are heavily dependent on patent and other intellectual property rights, and the loss or impairment of these rights may adversely affect their profitability. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action. These companies also may be adversely affected by, among other things, actual or perceived security vulnerabilities or other defects in their products and services, which may result in lawsuits, government enforcement actions and other remediation costs.
Ownership Limitations Risk. If certain aggregate and/or fund-level ownership thresholds are reached through transactions undertaken by BFA, its affiliates or a Fund, or as a result of third-party transactions or actions by an issuer or regulator, the ability of BFA and its affiliates on behalf of clients (including a Fund) to purchase or dispose of investments, exercise rights or undertake business transactions may be restricted by law, regulation or rules or otherwise impaired. The capacity of a Fund to invest in certain securities or other assets may be affected by the relevant threshold limits, and such limitations may have adverse effects on the liquidity and performance of a Fund’s portfolio holdings.
For example, ownership limits may apply to securities whose issuers operate in certain regulated industries or in certain international markets. Such limits also may apply where the investing entity (such as a Fund) is subject to corporate or regulatory ownership restrictions or invests in certain futures or other derivative transactions. In certain circumstances, aggregate and/or fund-level amounts invested or voted by BFA and its affiliates for client funds and accounts managed by BFA (including a Fund) may not exceed the relevant limits without the grant of a license or other regulatory or corporate approval, order, consent, relief or non-disapproval. However, there is no guarantee that permission will be granted or that, once granted, it will not be modified or revoked at a later date with minimal or no notice. In other cases, exceeding such thresholds may cause BFA and its affiliates, a Fund or other client accounts to suffer disadvantages or business restrictions.
Ownership limitations are highly complex. It is possible that, despite BFA’s intent to either comply with or be granted permission to exceed ownership limitations, it may inadvertently breach a limit or violate the corporate or regulatory approval, order, consent, relief or non-disapproval that was obtained.
Tracking Error Risk. A Fund that tracks an index is subject to the risk of “tracking error,” which is the divergence of a Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in a Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by a Fund that the Underlying Index does not incur; a Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by a Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from a Fund’s obligation, if any, for foreign withholding taxes; the requirements for a Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index, such as during a rebalancing or reconstitution; and impacts to a Fund of complying with certain regulatory requirements or limits. A Fund that tracks an index composed of a large number of securities or other assets may experience greater tracking error than a Fund that tracks a more narrow index. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions.
U.S. Agency Debt Risk. Certain debt issuances by U.S. government agencies or sponsored entities, including, among others, Fannie Mae, Freddie Mac, the Federal Home Loan Banks, and the Tennessee Valley Authority, are backed only by the general creditworthiness and
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reputation of the U.S. government agency or sponsored entity and not by the full faith and credit of the U.S. government. Such debt has more credit risk than debt that is supported by the full faith and credit of the U.S. government. Ginnie Mae securities and certain foreign government debt issuances guaranteed by the U.S. government, including certain issuances by Iraq and Israel, are backed by the full faith and credit of the U.S. government.
Changes in the financial condition or credit rating of the U.S. government or its agencies and sponsored entities may cause a decline in the value of U.S. agency debt. If a U.S. government agency or sponsored entity that is the issuer of securities in which a Fund invests is unable to meet its obligations or ceases to exist and no plan is made for the repayment of securities, the performance of the Fund will be adversely affected. There can be no assurance that the U.S. government will provide support to a U.S. agency or sponsored entity, even if it has done so in the past.
U.S. Agency Mortgage-Backed Securities Risk. MBS may be issued or guaranteed by the U.S. government or one of its agencies or sponsored entities. While securities guaranteed by Ginnie Mae are backed by the full faith and credit of the U.S. government, securities issued by Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. Debt that is not backed by the full faith and credit of the U.S. government has more credit risk than debt that is supported by the full faith and credit of the U.S. government. There can be no assurance that the U.S. government will provide financial support to its agencies or sponsored entities, even if it has done so in the past. If a U.S. government agency or sponsored entity that is the issuer of securities in which a Fund invests is unable to meet its obligations or ceases to exist and no plan is made for the repayment of securities, the performance of the Fund will be adversely affected.
MBS represent interests in “pools” of mortgages and are subject to the risk of default on the underlying mortgage loans, particularly during periods of economic downturn. MBS are also subject to prepayment and extension risk. Prepayment risk is the risk that, during periods of falling interest rates, a debt issuer may repay principal prior to the security’s maturity. As a result, a Fund may have to reinvest in securities with a lower yield or a higher risk of default, which could adversely impact the Fund’s income or return.
MBS are also subject to extension risk, which is the risk that when interest rates rise, certain MBS may be paid off substantially more slowly than originally anticipated, and the value of those securities may fall sharply, resulting in a decline in income and potentially in the value of the investment. Because of prepayment and extension risks, MBS react differently than other bonds to changes in interest rates. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain MBS.
A Fund may seek to obtain exposure to the fixed-rate portion of U.S. agency mortgage pass-through securities primarily through to-be-announced transactions, or TBAs. TBAs involve forward or delayed settlement in which the buyer does not know the actual MBS to be delivered until 48 hours before the settlement date. Losses may arise in TBAs due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the TBA counterparty files for bankruptcy or becomes insolvent, a Fund’s right to repurchase or sell the securities involved in the transaction may be limited and the Fund may experience losses.
A Fund may invest cash pending settlement of TBA transactions in money market instruments, repurchase agreements, or other high-quality, liquid short-term instruments, including money market funds advised by BFA. A Fund will pay its pro rata share of fees and expenses of any money market fund that it may invest in, in addition to the Fund’s own fees and expenses.
U.S. Economic Risk. The U.S. is a significant trading partner of, or foreign investor in, a number of countries. As a result, the economic conditions of such countries may be particularly affected by changes in the U.S. economy, such as a decrease in U.S. imports or exports, changes in trade regulations, changes in the U.S. dollar exchange rate or an economic slowdown in the U.S. Any such event may have an adverse effect on the economies of U.S. trading partners and the securities issuers in such countries, which in turn could negatively impact a Fund’s investments. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system.
U.S. Government Issuers Risk. The obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. Debt that is not backed by the full faith and credit of the U.S. government has more credit risk than debt that is supported by the full faith and credit of the U.S. government. To the extent that the U.S. government has provided support to a U.S. agency or sponsored entity in the past, there can be no assurance that such support will be provided in the future. If a U.S. government agency or sponsored entity that is the issuer of securities in which a Fund invests is unable to meet its obligations or ceases to exist and no plan is made for the repayment of securities, the performance of the Fund will be adversely affected.
Changes in the financial condition or credit rating of the U.S. government or its agencies and authorities may cause a decline in the value of debt issued by such entities. Because U.S. government debt obligations are often used as a benchmark for other borrowing arrangements, a downgrade could cause disruptions in the broader bond markets and have a substantial adverse effect on the U.S. and global economy.
Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary. Notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment would result in losses to a Fund and substantial negative consequences for the U.S. economy and the global financial system.
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U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity, but the market value of such securities is not guaranteed and may fluctuate. Although U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances (e.g., reaching the legislative “debt ceiling”) could arise that could prevent the timely payment of interest or principal. An actual or threatened failure of the U.S. government to pay its obligations would result in losses to a Fund holding such securities as well as substantial negative consequences for the U.S. economy and the global financial system.
Changes in the U.S. government’s financial condition or credit rating may cause the value of U.S. Treasury obligations to decline. Because U.S. government debt obligations are often used as a benchmark for other borrowing arrangements, a downgrade to the credit rating of the U.S. could result in higher interest rates for a range of borrowers, cause disruptions in the international bond markets and have a substantial adverse effect on the U.S. and global economies.
A high national debt level may increase market pressures to meet government funding needs, which may drive debt costs higher and lead the government to issue additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that the U.S. government will not be able to make principal or interest payments when they are due. If market participants determine that U.S. sovereign debt levels are unsustainable, the value of the U.S. dollar could decline, thus increasing inflationary pressures and constraining the U.S. government’s ability to implement effective countercyclical fiscal policy in economic downturns.
Valuation Risk. The price that a Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The price received by a Fund also may differ from the value used by the Underlying Index (if applicable). Because non-U.S. exchanges or markets may be open on days or during time periods when a Fund does not price its shares, the value of the securities or other assets in a Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares.
In addition, for purposes of calculating a Fund’s NAV, the value of assets denominated in non-U.S. currencies (if any) is translated into U.S. dollars at the prevailing market rates. For a Fund that tracks an Underlying Index, this may result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index. Authorized Participants that create or redeem Fund shares on days when a Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
Portfolio Holdings Information
A description of the policies and procedures with respect to the disclosure of the Funds’ portfolio securities and other assets (as applicable) is available in the applicable Statement of Additional Information (“SAI”). Each Fund discloses its portfolio holdings daily at www.iShares.com. Fact sheets providing information about each Fund’s top holdings are posted on www.iShares.com when available and may be requested by calling 1-800-iShares (1-800-474-2737).
Management of the Funds
Investment Adviser
As investment adviser, BFA has overall responsibility for the general management and administration of the Funds. BFA provides an investment program for the Funds and manages the investment of the Funds’ assets. In seeking to achieve the Funds’ respective investment objectives, BFA uses teams of portfolio managers, investment strategists and other investment specialists and may draw upon the trading, research and expertise of its affiliates. This team approach brings together many disciplines and leverages BFA’s extensive resources.
BFA is an indirect majority-owned subsidiary of BlackRock, Inc. (“BlackRock”) and is located at 400 Howard Street, San Francisco, CA 94105. As of September 30, 2025, BFA and its affiliates provided investment advisory services for assets of approximately $13.5 trillion.
From time to time, an employee of BlackRock may express views regarding a particular security or other instrument, asset class, company, industry, or market sector. Such views are the views of only that individual as of the time expressed. They do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Such views may change at any time based upon market or other conditions, and BlackRock has no responsibility to update such views. You should not rely on any such views as investment advice or as an indication of trading intent on behalf of a Fund.
Fees and Expenses
Pursuant to the Investment Advisory Agreement between BFA and the Trust (entered into on behalf of the Funds), BFA is responsible for substantially all expenses of each Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution
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fees or expenses, and litigation expenses and any extraordinary expenses (as determined by a majority of the Trustees who are not “interested persons” of the Trust). Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.
A discussion regarding the basis for the approval by the Trust's Board of Trustees (the “Board”) of the Investment Advisory Agreement with BFA is available in the Funds' Form N-CSR filed with the SEC for the period ended July 31 and in the applicable financial statements and additional information documents posted at www.iShares.com.
For its investment advisory services to each Fund, for the fiscal year ended July 31, 2025, BFA was paid a management fee from each Fund, as a percentage of the Fund’s average daily net assets, net of any applicable waivers, at the annual rate set forth in the table below. If BFA has contractually agreed to waive a portion of its management fees for a Fund, the contractual waiver may be terminated prior to its expiration date only upon written agreement of the Trust and BFA. In addition, BFA may from time to time voluntarily waive and/or reimburse fees or expenses to reduce a Fund’s total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.

Fund	Management Fee
iShares Core 80/20 Aggressive Allocation ETF	0.11%[1]
iShares Core 30/70 Conservative Allocation ETF	0.10%[1]
iShares Core 60/40 Balanced Allocation ETF	0.10%[1]
iShares Core 40/60 Moderate Allocation ETF	0.10%[1]
iShares ESG Aware 80/20 Aggressive Allocation ETF	0.02%[2]
iShares ESG Aware 30/70 Conservative Allocation ETF	0.06%[2]
iShares ESG Aware 60/40 Balanced Allocation ETF	0.04%[2]
iShares ESG Aware 40/60 Moderate Allocation ETF	0.05%[2]
iShares Morningstar Multi-Asset Income ETF	0.25%[3]
1
BFA has contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by each Fund in other series of the Trust and iShares, Inc. through November 30, 2026. The contractual waiver may be terminated prior to November 30, 2026 only upon written agreement of the Trust and BFA.
2
BFA has contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by each Fund in other series of the Trust and iShares, Inc., provided that the waiver be no greater than the Fund’s management fee, through November 29, 2030. The contractual waiver may be terminated prior to November 29, 2030 only upon written agreement of the Trust and BFA.
3
BFA has contractually agreed to waive a portion of its management fee in order to limit the Fund’s total annual fund operating expenses after the fee waiver to 0.60% through November 30, 2026. The contractual waiver may be terminated prior to November 30, 2026 only upon written agreement of the Trust and BFA.
Portfolio Managers
The Portfolio Managers for each Fund are responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their respective portfolio management teams to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy and overseeing members of their respective teams who have more limited responsibilities.
Jennifer Hsui, Matt Waldron, Peter Sietsema and Steven White are primarily responsible for the day-to-day management of the Funds.
Jennifer Hsui has been employed by BFA or its affiliates as a senior portfolio manager since 2007. She is a Managing Director of BlackRock, Inc.
Matt Waldron has been employed by BFA or its affiliates as a portfolio manager since 2003. He is a Managing Director of BlackRock, Inc.
Peter Sietsema has been employed by BFA or its affiliates as a portfolio manager since 2007. He is a Director of BlackRock, Inc.
Steven White has been employed by BFA or its affiliates as a portfolio manager since 2013. He is a Director of BlackRock, Inc.
Each Fund’s SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership (if any) of shares of the Funds.
Administrator, Custodian and Transfer Agent
The administrator, custodian and transfer agent for each Fund is indicated in the table below.
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Fund	The Bank of New York Mellon	Citibank, N.A.	JPMorgan Chase Bank, N.A.	State Street Bank and Trust Company
iShares Core 80/20 Aggressive Allocation ETF*		✓
iShares Core 30/70 Conservative Allocation ETF*		✓
iShares Core 60/40 Balanced Allocation ETF*		✓
iShares Core 40/60 Moderate Allocation ETF*		✓
iShares ESG Aware 80/20 Aggressive Allocation ETF			✓
iShares ESG Aware 30/70 Conservative Allocation ETF			✓
iShares ESG Aware 60/40 Balanced Allocation ETF			✓
iShares ESG Aware 40/60 Moderate Allocation ETF			✓
iShares Morningstar Multi-Asset Income ETF*		✓
*
JPMorgan Chase Bank, N.A. serves as custodian for the Fund in connection with certain securities lending activities.
Conflicts of Interest
The investment activities of BFA and its affiliates (including BlackRock and its subsidiaries (collectively, the “Affiliates”)), and their respective directors, officers or employees, in managing their own accounts and other accounts, may present conflicts of interest that could disadvantage a Fund and its shareholders.
BFA and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and in the ordinary course of business may engage in activities in which their interests or the interests of other clients may conflict with those of a Fund. BFA and its Affiliates act, or may act, as an investor, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, trader, lender, index provider, agent and/or principal. BFA and its Affiliates may have other direct and indirect interests in securities, currencies, commodities, derivatives and other assets in which a Fund may directly or indirectly invest.
BFA and its Affiliates may engage in proprietary trading and advise accounts and other funds that have investment objectives similar to those of a Fund and/or that engage in and compete for transactions in the same or similar types of securities, currencies and other assets as are held by a Fund. This may include transactions in securities issued by other open-end and closed-end investment companies, including investment companies that are affiliated with the Fund and BFA, to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”). The trading activities of BFA and its Affiliates are carried out without reference to positions held directly or indirectly by a Fund. These activities may result in BFA or an Affiliate having positions in assets that are senior or junior to, or that have interests different from or adverse to, the assets held by a Fund.
A Fund may invest in securities issued by, or engage in other transactions with, entities with which an Affiliate has significant debt or equity investments or other interests. A Fund may also invest in issuances (such as debt offerings or structured notes) for which an Affiliate is compensated for providing advisory, cash management or other services. A Fund also may invest in securities of, or engage in other transactions with, entities for which an Affiliate provides or may provide research coverage or other analysis.
An Affiliate may have business relationships with, and receive compensation from, distributors, consultants or others who recommend a Fund or who engage in transactions with or for a Fund.
Neither BlackRock nor any Affiliate is under any obligation to share any investment opportunity, idea or strategy with a Fund. As a result, an Affiliate may compete with a Fund for appropriate investment opportunities. The results of a Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate. It is possible that a Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.
In addition, a Fund may enter into transactions in which BFA or an Affiliate or their directors, officers, employees or clients have an adverse interest. A Fund may be adversely impacted by the effects of transactions undertaken by BFA or an Affiliate or their directors, officers, employees or clients.
From time to time, BlackRock or its advisory clients (including other funds and accounts) may, subject to compliance with applicable law, purchase and hold shares of a Fund. The price, availability, liquidity, and (in some cases) expense ratio of a Fund may be impacted by purchases and sales of the Fund by BlackRock or its advisory clients.
A Fund’s activities may be limited because of regulatory restrictions applicable to BFA or an Affiliate or their policies designed to comply with such restrictions.
Under a securities lending program approved by the Board, the Funds have retained BTC, an Affiliate of BFA, to serve as their securities lending agent to the extent that they participate in the securities lending program. For these services, the securities lending agent will receive a fee from the participating Fund based on the returns earned on the Fund’s lending activities, including investment of the cash
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received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which a Fund may lend its portfolio securities under the securities lending program.
Under an ETF Services Agreement, certain Funds have retained BlackRock Investments, LLC (the “Distributor” or “BRIL”), an Affiliate of BFA, to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL has engaged Citibank, N.A. (“Citibank”) as a subcontractor to provide certain ETF Services. BRIL retains a portion of the standard transaction fee received from Authorized Participants on each creation or redemption order from the Authorized Participant for the ETF Services provided. BlackRock collaborated with, and received payment from, Citibank on the design and development of the ETF Services platform. Citibank has, and from time to time may develop, additional relationships with BlackRock or funds managed by BFA and its Affiliates.
BlackRock and its Affiliates may benefit from a Fund using a BlackRock index by creating increasing acceptance in the marketplace for such indexes. BlackRock and its Affiliates are not obligated to license an index to a Fund, and no Fund is under an obligation to use a BlackRock index. The terms of a Fund’s index licensing agreement with BlackRock or its Affiliates may not be as favorable as the terms offered to other licensees.
The activities of BFA and its Affiliates and their respective directors, officers or employees may give rise to other conflicts of interest that could disadvantage a Fund and its shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest. Please see the SAI for further information.
Shareholder Information
Additional shareholder information, including how to buy and sell shares of the Funds, is available free of charge by calling toll-free 1-800-iShares (1-800-474-2737) or visiting www.iShares.com.
Buying and Selling Shares
Transactions in shares of the Funds occur in the primary market and the secondary market. Primary market transactions, known as “creations” and “redemptions,” occur only between the Funds and Authorized Participants (i.e., financial institutions that are authorized to participate in such transactions), as described in the Creations and Redemptions section below.
Fund shares are listed on U.S. national securities exchanges, where they can be bought and sold throughout the trading day at market prices, like shares of other publicly traded companies. A Fund’s shares may also be available in other secondary markets, such as on non-U.S. exchanges and through funds or structured investment vehicles similar to depositary receipts. The Funds do not impose any minimum investment for Fund shares purchased on an exchange or otherwise in the secondary market.
Buying or selling Fund shares on an exchange or other secondary market generally involves two types of costs that are common in securities transactions. First, when buying or selling Fund shares through a broker, you may incur a brokerage commission and other charges. The commission is frequently a fixed amount; it may be a significant proportional cost if you are seeking to buy or sell small amounts of shares. Second, you may incur the cost of the “spread,” which is any difference between the bid price and the ask price for the shares. The spread varies over time based on a Fund’s trading volume and market liquidity. Generally, the spread is smaller if a Fund has high trading volume and market liquidity, and larger if a Fund has lower trading volume and market liquidity. The latter is often the case for newly launched or smaller funds. A Fund’s spread may also be impacted by the liquidity (or lack thereof) of the underlying securities or other assets held by the Fund, particularly for newly launched or smaller funds, or by instances of significant volatility of the underlying assets.
The U.S. national securities exchanges that list Fund shares are open for trading Monday through Friday and are closed on weekends and the following holidays (or the days on which they are observed): New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Investments in Investment Companies
Section 12(d)(1) of the 1940 Act generally restricts investments by investment companies, including foreign and unregistered investment companies, in the securities of other investment companies. For example, a registered investment company (the “Acquired Fund”), such as the Funds, may not knowingly sell or otherwise dispose of any security issued by the Acquired Fund to any investment company (the “Acquiring Fund”) or any company or companies controlled by the Acquiring Fund if, immediately after such sale or disposition: (i) more than 3% of the total outstanding voting stock of the Acquired Fund is owned by the Acquiring Fund and any company or companies controlled by the Acquiring Fund, or (ii) more than 10% of the total outstanding voting stock of the Acquired Fund is owned by the Acquiring Fund and other investment companies and companies controlled by them.
Notwithstanding the foregoing, registered investment companies are permitted to invest in a Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in Rule 12d1-4 under the 1940 Act. To make such an investment in an Acquired Fund, a registered investment company must, among other things, enter into an agreement with the Trust. If an Acquired Fund invests significantly in other registered investment companies in reliance on Rule 12d1-4, an Acquiring Fund will not be permitted to rely on Rule 12d1-4 and invest in the Fund beyond the Section 12(d)(1) limits. Any investment company interested in purchasing shares of a Fund beyond the limits set forth in Section 12(d)(1) should contact BFA.
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Foreign investment companies are permitted to invest in a Fund only up to the limits set forth in Section 12(d)(1), subject to any applicable SEC no-action relief.
Book Entry
Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”), which serves as the securities depository for shares of the Funds, or its nominee is the record owner of, and holds legal title to, all outstanding shares of the Funds.
Investors owning Fund shares are beneficial owners as shown on the records of DTC or its participants. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Fund shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of Fund shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities held in book-entry or “street name” form.
Share Prices
The trading prices of a Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and are affected by various factors, such as the supply of and demand for ETF shares and the securities or other assets held by a Fund as well as other market and economic conditions.
Determination of Net Asset Value
The NAV of a Fund normally is determined once daily Monday through Friday, on each day that the New York Stock Exchange (“NYSE”) is open for trading. The NAV generally is determined as of the close of the NYSE’s regular trading hours, normally 4:00 p.m. Eastern time, based on prices at the time of closing.
Any Fund assets or liabilities that are denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers.
The NAV of a Fund is calculated by dividing the value of the Fund’s net assets (i.e., the value of its total assets, including the value of any underlying fund shares in which the Fund invests, less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent. The value of a Fund’s assets and liabilities is determined pursuant to BFA’s valuation policies and procedures. BFA has been designated by the Board as the valuation designee for each Fund pursuant to Rule 2a-5 under the Investment Company Act.
Equity securities and other equity instruments (except ETF options, equity index options or those that are customized) for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) that are not traded on an exchange are valued at net asset value. Shares of underlying ETFs and closed-end funds that trade on exchanges are valued at their most recent market closing price.
Fixed-income securities and certain derivative instruments are valued using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Funds’ approved independent third-party pricing services, each in accordance with BFA’s valuation policies and procedures. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a Fund. The amortized cost method of valuation may be used with respect to debt obligations with 60 days or less remaining to maturity unless BFA determines in good faith that such method does not represent fair value.
Generally, trading in certain instruments (e.g., non-U.S. securities, money market instruments, etc.) is substantially completed each day at various times prior to the close of the NYSE’s regular trading hours. The values of such instruments used in computing a Fund’s NAV are determined as of such times.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Customized exchange-traded equity options, ETF options, equity index options and other derivatives may be valued using a mathematical model that may incorporate a number of market data factors.
When market quotations are not readily available or are believed by BFA to be unreliable, BFA will fair value a Fund’s investments in accordance with its policies and procedures. Fair value represents a good faith approximation of the value of an asset or liability. It is the amount that the Fund might reasonably expect to receive from the current sale of an asset or the cost to extinguish a liability in an arm’s-length transaction.
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BFA may conclude that a market quotation is not readily available or is unreliable if:
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An asset or liability does not have a price source due to its lack of trading or other reasons;
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A market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value;
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An asset or liability is thinly traded;
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There is a significant event subsequent to the most recent market quotation; or
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The trading market on which an instrument is listed is suspended or closed and no appropriate alternative trading market is available.
A “significant event” is deemed to occur if BFA determines, in its reasonable business judgment prior to or at the time of pricing a Fund’s assets or liabilities, that the event is likely to cause a material change to the last exchange closing price or closing market price of one or more of the Fund’s assets or liabilities.
Valuing a Fund’s investments using fair value pricing may result in prices that differ from current market valuations and that may not be the prices at which those investments could have been sold during the period for which the particular fair values were used. For an index Fund, the use of both fair value prices and current market valuations in a particular NAV calculation could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index. This could, in turn, result in a difference between the Fund’s performance and the performance of its underlying index.
Dividends and Distributions
General Policies. A Fund generally declares and pays dividends from net investment income, if any, at least once a year. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for a Fund. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a regulated investment company (“RIC”) or to avoid the imposition of income or excise taxes on undistributed income or realized gains.
Dividends and other distributions on Fund shares are distributed on a pro rata basis to beneficial owners of the shares. Dividend payments and other distributions are made through DTC participants and indirect participants to beneficial owners then of record with proceeds received from the Funds.
Dividend Reinvestment Service. No dividend reinvestment service is provided by the Trust. Broker-dealers may make the DTC book-entry Dividend Reinvestment Program available to beneficial owners of Fund shares for the reinvestment of distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation. Brokers may require beneficial owners to adhere to specific procedures and timetables. If the program is used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Fund shares purchased in the secondary market.
Note on Tax Information. The following sections summarize some of the consequences under current U.S. federal tax law of an investment in a Fund. This information is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of Fund shares. Distributions that are attributable to interest from U.S. federal government obligations may be exempt from certain state and local tax. Consult your personal tax advisor about the potential tax consequences of an investment in Fund shares under all applicable tax laws.
Taxes
As with any investment, you should consider how your investment in shares of a Fund will be taxed, including possible tax consequences when a Fund makes distributions or when you sell Fund shares. The tax information in this Prospectus is provided as general information, based on current law. You should consult your own tax professional about the tax consequences of an investment in shares of a Fund. There is no guarantee that shares of a Fund will receive certain regulatory or accounting treatment.
Taxes on Fund Distributions
Shareholders in a Fund will receive information after the end of each calendar year setting forth the amount of dividends and long-term capital gains distributed to them by the Fund during the prior year, if any. Likewise, the amount of tax-exempt income, if any, that a Fund distributes will be reported. Such income must be reported on the shareholder’s U.S. federal income tax return.
In general, distributions are subject to U.S. federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.
Capital Gains. Distributions from a Fund’s net investment income (other than qualified dividend income or from net tax-exempt income, if any), including distributions of income from securities lending and distributions out of a Fund’s net short-term capital gains, if any, are taxable to you as ordinary income. Distributions by a Fund of net long-term capital gains, if any, in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held the Fund’s shares. Long-term capital gains and qualified dividend income are generally eligible for taxation at preferential rates for non-corporate shareholders. However, different preferential rates may apply depending on the type of capital gains, such as Fund distributions of certain amounts received from real estate investment trusts (“REITs”), if any.
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Return of Capital. If a Fund’s distributions exceed current and accumulated earnings and profits, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold. Once a shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gains, if the shareholder holds shares of the Fund as capital assets. Distributions in excess of a Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to shareholders and will not constitute nontaxable returns of capital.
Qualified Dividend Income. Distributions by a Fund that qualify as qualified dividend income, if any, are taxable to you at long-term capital gain rates. Dividends will be qualified dividend income to you if they are attributable to qualified dividend income received by a Fund. Generally, qualified dividend income includes dividend income from stock issued by taxable U.S. corporations and qualified non-U.S. corporations, provided that the Fund satisfies certain holding period requirements and has not hedged its position in the stock in certain ways. For this purpose, a qualified non-U.S. corporation means any non-U.S. corporation that is eligible for benefits under a comprehensive income tax treaty with the U.S., which includes an exchange of information program, or if the stock with respect to which the dividend was paid is readily tradable on an established U.S. securities market. The term excludes a corporation that is a passive foreign investment company.
Dividends received by a Fund from a RIC, if any, generally are qualified dividend income only to the extent that such dividend distributions are made out of qualified dividend income received by such RIC. Additionally, it is expected that dividends received by a Fund from a REIT, if any, and distributed to a shareholder generally will be taxable to the shareholder as ordinary income. However, a Fund may report dividends eligible for a 20% “qualified business income” deduction for non-corporate U.S. shareholders to the extent that the Fund’s income is derived from ordinary REIT dividends, reduced by allocable Fund expenses.
For a dividend to be treated as qualified dividend income, the dividend must be received with respect to a share of stock held without being hedged by the relevant Fund, and with respect to a share of the Fund held without being hedged by you, for 61 days during the 121-day period beginning at the date that is 60 days before the date on which such share becomes ex-dividend with respect to such dividend or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date.
Fund distributions, to the extent attributable to dividends from U.S. corporations, will be eligible for the dividends received deduction for Fund shareholders that are corporations, subject to certain hedging and holding requirements.
Substitute dividends received by a Fund with respect to dividends paid on securities lent out, if any, will not be qualified dividend income.
Medicare Tax. A 3.8% U.S. federal Medicare contribution tax is imposed on “net investment income,” including, but not limited to, interest, dividends, and net gain, of U.S. individuals with income exceeding $200,000 (or $250,000 if married and filing jointly) and of estates and trusts.
Alternative Minimum Tax. The AMT is a separate U.S. federal tax system that operates in parallel to the regular federal income tax system but eliminates many deductions and exclusions. The AMT has different tax rates and treats as taxable certain types of income that are nontaxable for regular income tax purposes, such as the interest on certain “private activity” municipal bonds. If a taxpayer’s overall AMT liability is higher than regular income tax liability, then the taxpayer owes the regular income tax liability plus the difference between the AMT liability and the regular income tax liability.
Original Issue Discount and Inflation-Related Adjustments
Accruals of “original issue discount” on bonds that a Fund acquires at a discount and adjustments for inflation to the principal amount of an inflation-protected U.S. Treasury bond held by a Fund may be included for tax purposes in the Fund’s gross income, even though no cash attributable to such gross income has at that point been received by the Fund. In such event, the Fund may be required to make annual distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, the Fund may be required to raise cash by selling portfolio investments. The sale of such investments could result in capital gains to the Fund and additional capital gains distributions to Fund shareholders. In addition, any deflation-related adjustments during the taxable year to an inflation-indexed bond held by a Fund may cause amounts distributed in the taxable year as income to be characterized as a return of capital.
Market Discount Bonds
Any market discount recognized on a bond, including a tax-exempt interest bond, is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. To the extent that a Fund does not include the market discount in income as it accrues, gains on the Fund’s disposition of such an obligation will be treated as ordinary income rather than capital gains to the extent of the accrued market discount.
Derivatives and Other Complex Instruments
A Fund may invest in derivatives and other complex instruments, and such investments may be subject to special and complicated rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gains, accelerate the recognition of income to a Fund or defer a Fund’s ability to recognize losses. In addition, these rules may affect the amount, timing or character of income distributed to you by a Fund. You should consult your personal tax advisor regarding the application of these rules.
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Non-U.S. Income Taxes
Dividends, interest and capital gains (if any) earned by a Fund with respect to securities issued by non-U.S. issuers may give rise to withholding, capital gains and other taxes imposed by non-U.S. countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If, at the close of a year, more than 50% of a Fund’s total assets consist of non-U.S. stocks or securities (generally, for this purpose, depositary receipts, no matter where traded, of non-U.S. companies are treated as “non-U.S.”), generally the Fund may “pass through” to you certain non-U.S. income taxes, including withholding taxes, paid by the Fund. This means that you would be considered to have received as an additional dividend your share of such non-U.S. taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income or, subject to certain limitations, a credit in calculating your U.S. federal income tax. No deduction for such taxes will be permitted to individuals in computing their alternative minimum tax liability. If a Fund does not pass through non-U.S. taxes, the Fund will be entitled to claim a deduction for certain foreign taxes that it incurs.
Under certain circumstances, if a Fund receives a refund of foreign taxes paid with respect to a prior year, the value of Fund shares could be affected or any foreign tax credits or deductions passed through to shareholders with respect to the Fund’s foreign taxes for the current year could be reduced.
If, at the close of the year, more than 50% of a Fund’s total assets consist of stocks or securities issued by non-U.S. issuers, including depositary receipts (no matter where traded) of non-U.S. companies, or, at the close of each quarter, more than 50% of a Fund’s total assets consist of shares of an Underlying Fund, the Fund may “pass-through” to you certain non-U.S. income taxes (including withholding taxes) paid by the Fund or, if its assets meet these requirements, the Underlying Fund.
For purposes of foreign tax credits for U.S. shareholders of a Fund, foreign capital gains taxes may not produce associated foreign source income, limiting the availability of such credits for U.S. persons.
Non-U.S. Shareholders
If you are neither a resident nor a citizen of the U.S. or if you are a non-U.S. entity (other than a pass-through entity to the extent owned by U.S. persons), a Fund’s ordinary income dividends, if any, generally will be subject to a 30% U.S. federal withholding tax, unless a lower treaty rate applies. However, withholding tax generally will not apply to any gain or income realized by a non-U.S. shareholder upon the sale or other disposition of Fund shares or with respect to certain distributions paid to a non-U.S. shareholder and reported by the Fund as capital gain dividends, interest-related dividends or short-term capital gain dividends.
Separately, a 30% withholding tax may be imposed on Fund distributions (if any) paid to certain foreign entities, unless such entities comply, or are deemed compliant, with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts.
Backup Withholding
If you are a resident or a citizen of the U.S. and you have not provided a taxpayer identification number or social security number and made other required certifications, by law, backup withholding at a 24% rate will apply to Fund distributions and proceeds (if any).
Securities Lending
If your shares of a Fund are loaned out pursuant to a securities lending arrangement, you may lose the ability to treat Fund dividends that are paid while the shares are held by the borrower as qualified dividend income, and you may lose the ability to use non-U.S. tax credits passed through by the Fund.
Fund of Funds
If a Fund invests in an Underlying Fund, short-term capital gains earned by the Underlying Fund, if any, will be ordinary income when distributed to the Fund and will not be offset by the Fund’s capital losses. To the extent such Fund is expected to invest in an Underlying Fund, the Fund’s realized losses on sales of shares of the Underlying Fund may be indefinitely or permanently deferred as “wash sales.” Capital loss carryforwards of the Underlying Fund, if any, will not offset net capital gains of the Fund.
Taxes on the Sale of Exchange-Listed Fund Shares
Any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term capital gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares that have been held for one year or less is generally treated as a short-term capital gain or loss. However, any capital loss on a sale of Fund shares held for six months or less is treated as a long-term capital loss to the extent that capital gain dividends were paid with respect to such shares. Any such capital gains, including from sales of Fund shares or from capital gain dividends, are included in “net investment income” for purposes of the 3.8% U.S. federal Medicare contribution tax mentioned above.
Creations and Redemptions
Prior to being traded in the secondary market, Fund shares are “created” at NAV by Authorized Participants (i.e., market makers, large investors and other financial institutions) in block-size Creation Units or multiples thereof. Fund shares are created or redeemed only in Creation Units, and only Authorized Participants may create or redeem Creation Units with the Funds.
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Each Authorized Participant is a member or participant of a clearing agency registered with the SEC and has entered into a written agreement with the Funds’ Distributor, an affiliate of BFA. The agreement allows the Authorized Participant to place orders for the purchase and redemption of Creation Units. Authorized Participants may create or redeem Creation Units for their own accounts or for customers, including, without limitation, affiliates of the Funds. Creation transactions are subject to acceptance by the Distributor and the relevant Fund.
Generally, there are three transaction methods for creating and redeeming Fund shares: in-kind securities (“in-kind”), partial cash and all cash.
In-Kind. In a creation transaction, an Authorized Participant deposits into a Fund a “creation basket,” which is a portfolio of securities or other assets designated by the Fund, as well as a cash amount. The Authorized Participant receives a specified number of Creation Units in return. In a redemption transaction, an Authorized Participant deposits Creation Units with a Fund and receives from the Fund a “redemption basket,” which is a portfolio of securities or other assets designated by the Fund, as well as a cash amount.
Partial Cash. In a creation transaction, an Authorized Participant deposits into a Fund a creation basket and a cash amount, including cash that replaces a security or other asset in the creation basket, in exchange for Creation Units. In a redemption transaction, an Authorized Participant deposits Creation Units with a Fund and receives from the Fund a redemption basket and a cash amount, including cash that replaces a security or other asset in the redemption basket.
All Cash. In a creation transaction, an Authorized Participant deposits into a Fund an amount of cash specified by the Fund in exchange for Creation Units. In a redemption transaction, an Authorized Participant deposits Creation Units with a Fund and receives from the Fund a specified amount of cash.
The creation and redemption baskets for a Fund may differ in composition, and certain iShares ETFs accept “custom baskets.” More information about custom baskets is provided in the Funds’ SAI.
Each Fund generally engages in creation and redemption transactions according to the method indicated in the table below. In certain circumstances, however, a Fund may use another transaction method (e.g., an in-kind Fund may transact partially or fully in cash).

Fund	In-Kind	Partial	All Cash
iShares Core 80/20 Aggressive Allocation ETF	✓
iShares Core 30/70 Conservative Allocation ETF	✓
iShares Core 60/40 Balanced Allocation ETF	✓
iShares Core 40/60 Moderate Allocation ETF	✓
iShares ESG Aware 80/20 Aggressive Allocation ETF	✓
iShares ESG Aware 30/70 Conservative Allocation ETF	✓
iShares ESG Aware 60/40 Balanced Allocation ETF	✓
iShares ESG Aware 40/60 Moderate Allocation ETF	✓
iShares Morningstar Multi-Asset Income ETF	✓
The prices at which creations and redemptions occur are based on the next calculation of a Fund’s NAV after a creation or redemption order is tendered in an acceptable form under the Authorized Participant agreement. In the event of a system failure or other interruption, including disruptions at market makers or Authorized Participants, creation and redemption orders may not be executed according to a Fund’s instructions or may not be executed at all.
Additional information about the creation and redemption of Creation Units (including the cut-off times for the receipt of creation and redemption orders) is included in the Funds’ SAI.
The Funds do not impose restrictions on the frequency of purchases and redemptions of Fund shares directly with a Fund. The Board determined not to adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of Fund shares because each Fund generally sells and redeems its shares directly through transactions that are in-kind and/or for cash, with a deadline for placing cash-related transactions no later than the close of the primary markets for the Fund’s portfolio securities. However, the Funds have taken certain measures (e.g., imposing transaction fees on purchases and redemptions of Creation Units and reserving the right to reject purchases of Creation Units under certain circumstances) to minimize the potential consequences of frequent cash purchases and redemptions by Authorized Participants, such as increased tracking error, disruption of portfolio management, dilution to the Funds, and/or increased transaction costs. Further, the vast majority of trading in Fund shares occurs on the secondary market, which does not involve the Funds directly, and such trading is unlikely to cause many of the harmful effects of frequent cash purchases or redemptions of Fund shares.
To the extent a Fund engages in in-kind transactions, the Fund intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the 1933 Act. Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined in Rule 144A under the 1933 Act, will not be able to receive restricted securities eligible for resale under Rule 144A.
48

Because Fund shares may be created and issued on an ongoing basis, at any point during the life of a Fund a “distribution,” as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.
Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.
Householding
Householding is an option available to certain Fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Distribution
The Distributor or its agent distributes Creation Units for the Funds on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor has no role in determining the policies of the Funds or the securities or other assets (as applicable) that are purchased or sold by the Funds. The Distributor’s principal address is 50 Hudson Yards, New York, NY 10001.
BFA or its affiliates make payments to broker-dealers, registered investment advisers, banks or other intermediaries (together, “intermediaries”) related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, data provision services, or their making shares of the Funds available to their customers generally and in certain investment programs. Such payments, which may be significant to the intermediary, are not made by the Funds. Rather, such payments are made by BFA or its affiliates from their own resources, which come directly or indirectly in part from fees paid by the Funds. Payments of this type are sometimes referred to as revenue-sharing payments. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the payments or other financial incentives the intermediary is eligible to receive. Therefore, such payments or other financial incentives that are offered or made to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend the Funds over another investment. More information regarding these payments is contained in the applicable SAI. Please contact your salesperson or other investment professional for more information regarding any such payments that their firm may receive from BFA or its affiliates.
Financial Highlights
The financial highlights table for each Fund is intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the period since the Fund’s inception. Certain information reflects financial results for a single Fund share. The total return information represents the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, is included in each Fund’s Form N-CSR (available upon request).
49

For a share outstanding throughout each period:

	iShares Core 80/20 Aggressive Allocation ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$75.71	$67.69	$63.03	$70.93	$56.77
Net investment income(a)	1.89	1.63	1.29	1.43	1.05
Net realized and unrealized gain (loss)(b)	7.64	7.99	4.63	(7.93)	14.19
Net increase (decrease) from investment operations	9.53	9.62	5.92	(6.50)	15.24
Distributions from net investment income(c)	(1.85)	(1.60)	(1.26)	(1.40)	(1.08)
Net asset value, end of year	$83.39	$75.71	$67.69	$63.03	$70.93
Total Return(d)
Based on net asset value	12.74%	14.43%	9.57%	(9.24)%	27.01%
Ratios to Average Net Assets(e)
Total expenses	0.15%	0.15%	0.15%	0.17%	0.25%
Total expenses after fees waived	0.11%	0.11%	0.11%	0.12%	0.20%
Net investment income	2.42%	2.35%	2.08%	2.11%	1.62%
Supplemental Data
Net assets, end of year (000)	$2,430,729	$1,987,323	$1,671,953	$1,493,900	$1,464,706
Portfolio turnover rate(f)	5%	4%	5%	2%	6%

(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
For a share outstanding throughout each period:

	iShares Core 30/70 Conservative Allocation ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$37.57	$35.54	$35.74	$40.05	$37.15
Net investment income(a)	1.32	1.15	0.88	0.68	0.61
Net realized and unrealized gain (loss)(b)	1.36	2.00	(0.21)	(4.32)	2.96
Net increase (decrease) from investment operations	2.68	3.15	0.67	(3.64)	3.57
Distributions from net investment income(c)	(1.29)	(1.12)	(0.87)	(0.67)	(0.67)
Net asset value, end of year	$38.96	$37.57	$35.54	$35.74	$40.05
Total Return(d)
Based on net asset value	7.29%	9.05%	1.98%	(9.16)%	9.70%
Ratios to Average Net Assets(e)
Total expenses	0.15%	0.15%	0.15%	0.17%	0.25%
Total expenses after fees waived	0.10%	0.10%	0.09%	0.11%	0.19%
Net investment income	3.48%	3.22%	2.55%	1.79%	1.58%
Supplemental Data
Net assets, end of year (000)	$629,172	$578,504	$678,881	$777,452	$945,256
Portfolio turnover rate(f)	3%	4%	5%	2%	5%

(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
50

For a share outstanding throughout each period:

	iShares Core 60/40 Balanced Allocation ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$57.07	$52.18	$50.09	$56.25	$47.70
Net investment income(a)	1.65	1.44	1.13	1.08	0.84
Net realized and unrealized gain (loss)(b)	4.30	4.84	2.04	(6.19)	8.60
Net increase (decrease) from investment operations	5.95	6.28	3.17	(5.11)	9.44
Distributions from net investment income(c)	(1.60)	(1.39)	(1.08)	(1.05)	(0.89)
Net asset value, end of year	$61.42	$57.07	$52.18	$50.09	$56.25
Total Return(d)
Based on net asset value	10.58%	12.24%	6.51%	(9.18)%	19.92%
Ratios to Average Net Assets(e)
Total expenses	0.15%	0.15%	0.15%	0.17%	0.25%
Total expenses after fees waived	0.10%	0.10%	0.10%	0.12%	0.20%
Net investment income	2.82%	2.70%	2.30%	2.01%	1.59%
Supplemental Data
Net assets, end of year (000)	$2,573,688	$2,083,027	$1,915,133	$1,983,438	$1,844,998
Portfolio turnover rate(f)	5%	5%	6%	2%	7%

(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
For a share outstanding throughout each period:

	iShares Core 40/60 Moderate Allocation ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$43.59	$40.77	$40.39	$45.30	$40.76
Net investment income(a)	1.43	1.24	0.96	0.80	0.68
Net realized and unrealized gain (loss)(b)	2.16	2.80	0.39	(4.91)	4.59
Net increase (decrease) from investment operations	3.59	4.04	1.35	(4.11)	5.27
Distributions from net investment income(c)	(1.41)	(1.22)	(0.97)	(0.80)	(0.73)
Net asset value, end of year	$45.77	$43.59	$40.77	$40.39	$45.30
Total Return(d)
Based on net asset value	8.38%	10.10%	3.48%	(9.15)%	13.03%
Ratios to Average Net Assets(e)
Total expenses	0.15%	0.15%	0.15%	0.17%	0.25%
Total expenses after fees waived	0.10%	0.10%	0.10%	0.12%	0.19%
Net investment income	3.24%	3.02%	2.46%	1.86%	1.57%
Supplemental Data
Net assets, end of year (000)	$1,528,716	$1,386,078	$1,339,421	$1,565,084	$1,707,920
Portfolio turnover rate(f)	5%	6%	5%	2%	7%

(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
51

For a share outstanding throughout each period:

	iShares ESG Aware 80/20 Aggressive Allocation ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$35.15	$31.42	$29.48	$33.57	$26.74
Net investment income(a)	0.79	0.72	0.61	0.58	0.49
Net realized and unrealized gain (loss)(b)	3.42	3.72	1.94	(4.10)	6.78
Net increase (decrease) from investment operations	4.21	4.44	2.55	(3.52)	7.27
Distributions from net investment income(c)	(0.79)	(0.71)	(0.61)	(0.57)	(0.44)
Net asset value, end of year	$38.57	$35.15	$31.42	$29.48	$33.57
Total Return(d)
Based on net asset value	12.13%	14.34%	8.82%	(10.57)%	27.32%
Ratios to Average Net Assets(e)
Total expenses	0.18%	0.18%	0.18%	0.18%	0.18%
Total expenses after fees waived	0.02%	0.02%	0.02%	0.02%	0.02%
Net investment income	2.17%	2.22%	2.10%	1.81%	1.53%
Supplemental Data
Net assets, end of year (000)	$30,859	$28,117	$25,137	$20,639	$20,141
Portfolio turnover rate(f)	3%	4%	4%	2%	5%

(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
For a share outstanding throughout each period:

	iShares ESG Aware 30/70 Conservative Allocation ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$25.72	$24.47	$24.85	$27.97	$25.95
Net investment income(a)	0.83	0.76	0.58	0.38	0.33
Net realized and unrealized gain (loss)(b)	0.85	1.25	(0.37)	(3.06)	2.05
Net increase (decrease) from investment operations	1.68	2.01	0.21	(2.68)	2.38
Distributions from net investment income(c)	(0.83)	(0.76)	(0.59)	(0.44)	(0.36)
Net asset value, end of year	$26.57	$25.72	$24.47	$24.85	$27.97
Total Return(d)
Based on net asset value	6.62%	8.44%	0.93%	(9.65)%	9.23%
Ratios to Average Net Assets(e)
Total expenses	0.18%	0.18%	0.18%	0.18%	0.18%
Total expenses after fees waived	0.06%	0.06%	0.06%	0.06%	0.06%
Net investment income	3.18%	3.11%	2.42%	1.41%	1.21%
Supplemental Data
Net assets, end of year (000)	$8,635	$8,360	$7,341	$8,697	$5,594
Portfolio turnover rate(f)	3%	4%	4%	3%	4%

(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
52

For a share outstanding throughout each period:

	iShares ESG Aware 60/40 Balanced Allocation ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$31.13	$28.51	$27.62	$31.24	$26.43
Net investment income(a)	0.81	0.75	0.62	0.50	0.40
Net realized and unrealized gain (loss)(b)	2.25	2.61	0.89	(3.64)	4.81
Net increase (decrease) from investment operations	3.06	3.36	1.51	(3.14)	5.21
Distributions from net investment income(c)	(0.82)	(0.74)	(0.62)	(0.48)	(0.40)
Net asset value, end of year	$33.37	$31.13	$28.51	$27.62	$31.24
Total Return(d)
Based on net asset value	9.96%	11.97%	5.62%	(10.11)%	19.83%
Ratios to Average Net Assets(e)
Total expenses	0.18%	0.18%	0.18%	0.18%	0.18%
Total expenses after fees waived	0.04%	0.04%	0.04%	0.04%	0.03%
Net investment income	2.55%	2.59%	2.30%	1.68%	1.37%
Supplemental Data
Net assets, end of year (000)	$22,526	$20,234	$17,107	$13,812	$7,811
Portfolio turnover rate(f)	4%	6%	5%	4%	15%

(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
For a share outstanding throughout each period:

	iShares ESG Aware 40/60 Moderate Allocation ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$27.50	$25.83	$25.81	$29.05	$26.11
Net investment income(a)	0.84	0.76	0.59	0.42	0.35
Net realized and unrealized gain (loss)(b)	1.26	1.67	0.02	(3.25)	2.96
Net increase (decrease) from investment operations	2.10	2.43	0.61	(2.83)	3.31
Distributions from net investment income(c)	(0.83)	(0.76)	(0.59)	(0.41)	(0.37)
Net asset value, end of year	$28.77	$27.50	$25.83	$25.81	$29.05
Total Return(d)
Based on net asset value	7.74%	9.60%	2.48%	(9.79)%	12.76%
Ratios to Average Net Assets(e)
Total expenses	0.18%	0.18%	0.18%	0.18%	0.18%
Total expenses after fees waived	0.05%	0.05%	0.05%	0.05%	0.05%
Net investment income	2.99%	2.93%	2.37%	1.51%	1.25%
Supplemental Data
Net assets, end of year (000)	$6,473	$6,188	$5,167	$5,162	$5,810
Portfolio turnover rate(f)	5%	6%	5%	15%	4%

(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
53

For a share outstanding throughout each period:

	iShares Morningstar Multi-Asset Income ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$20.11	$19.70	$20.47	$24.32	$22.91
Net investment income(a)	1.00	1.16	1.16	0.78	0.74
Net realized and unrealized gain (loss)(b)	0.41	0.40	(0.78)	(3.82)	1.54
Net increase (decrease) from investment operations	1.41	1.56	0.38	(3.04)	2.28
Distributions from net investment income(c)	(1.00)	(1.15)	(1.15)	(0.81)	(0.87)
Net asset value, end of year	$20.52	$20.11	$19.70	$20.47	$24.32
Total Return(d)
Based on net asset value	7.20%(e)	8.32%	2.14%	(12.75)%	10.15%
Ratios to Average Net Assets(f)
Total expenses	0.25%	0.25%	0.25%	0.25%	0.25%
Total expenses after fees waived	0.25%	0.25%	0.24%	0.25%	0.24%
Net investment income	4.93%	5.91%	6.00%	3.44%	3.16%
Supplemental Data
Net assets, end of year (000)	$113,880	$118,653	$135,898	$176,041	$243,191
Portfolio turnover rate(g)	35%	97%	70%	73%	94%

(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment received from an affiliate, which impacted the Fund's total return. Excluding the payment from an affiliate, the Fund's total return would have been 6.99%.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.
54

Index Providers and Disclaimers
Except in the case of BlackRock Index Services (see information below), the Index Providers are not affiliated with the Trust, BFA, the Distributor or any of their respective affiliates. BFA or its affiliates have entered into a license agreement with the Index Providers to use the respective Underlying Indexes. BFA or its affiliates sublicense rights in each Underlying Index for use by the applicable Fund at no charge.
The past performance of an Underlying Index is not a guide to future performance. BFA and its affiliates do not guarantee the accuracy or the completeness of an Underlying Index or any data included therein, and BFA and its affiliates shall have no liability for any errors, omissions or interruptions therein. BFA and its affiliates make no warranty, express or implied, to the owners of shares of a Fund or to any other person or entity, as to results to be obtained by a Fund from the use of an Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall BFA or its affiliates have any liability for any special, punitive, direct, indirect, consequential or any other damages (including lost profits), even if notified of the possibility of such damages.
BlackRock Index Services
For a Fund that uses an Underlying Index created and sponsored by BlackRock Index Services, LLC (“BIS”), BIS or one or more of its affiliates has entered into a license agreement with the Fund pursuant to which the Fund uses the Underlying Index at no charge. BIS is an affiliated person of the Fund and of BFA.
BIS determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Indexes. BIS also acts as calculation agent for the Underlying Indexes. BIS and BFA have established policies and procedures designed to prevent non-public information related to the Underlying Indexes, such as pending changes to the Underlying Indexes, from being used or disseminated in an improper manner, including to affiliates of a Fund that uses an Underlying Index provided by BIS. A Fund is not entitled to obtain non-public information about the Underlying Index prior to the dissemination of such changes. Furthermore, BIS and BFA have established policies and procedures designed to prevent the improper use and dissemination of non-public information about a Fund’s portfolio strategies.
BIS has no obligation to take the needs of a Fund or its shareholders into consideration in establishing and maintaining an Underlying Index. BIS does not guarantee the accuracy, completeness, or performance of an Underlying Index or the data included therein and shall have no liability in connection with the Underlying Index or Underlying Index calculation
The following applies with respect to each Underlying Index provided by BIS:
The Fund is not sponsored, endorsed, sold or promoted by BIS. BIS makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in funds generally or in the Fund particularly or the ability of the Underlying Index to track general stock market performance. BIS is the licensor of certain trademarks, service marks and trade names of BIS and of the Underlying Index, which is determined, composed and calculated by BIS without regard to the issuer of the Fund or the Fund. BIS has no obligation to take the needs of the issuer of the Fund or the owners of the Fund into consideration in determining, composing or calculating the Underlying Index. BIS is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of shares of the Fund to be issued or in the determination or calculation of the equation by which the shares are redeemable. BIS has no obligation or liability to owners of the Fund in connection with the administration, marketing or trading of the Fund.
ALTHOUGH BIS SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDEXES FROM SOURCES THAT BIS CONSIDERS RELIABLE, BIS DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA INCLUDED THEREIN. BIS DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, LICENSEE’S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. BIS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND BIS HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL BIS HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
Morningstar, Inc.
Morningstar, Inc. (“Morningstar”) is a leading provider of independent investment research in North America, Europe, Australia, and Asia. Morningstar offers an extensive line of products and services for individual investors, financial advisors, asset managers, retirement plan providers and sponsors, and institutional investors in the debt and private capital markets. Morningstar provides data and research insights on a wide range of investment offerings, including managed investment products, publicly listed companies, private capital markets, debt securities, and real-time global market data.
The following applies with respect to each Underlying Index provided by Morningstar:
The Fund is not sponsored, endorsed, sold or promoted by Morningstar. Morningstar makes no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund in particular, or the ability of the Underlying Index to track general market performance. Morningstar's only relationship to the Trust and BFA or its affiliates is the licensing of certain trademarks and trade names of Morningstar and of the Underlying Index which is
55

determined, composed and calculated by Morningstar without regard to the Trust, BFA or its affiliates or the Fund. Morningstar has no obligation to take the needs of BFA or its affiliates or the owners of shares of the Fund into consideration in determining, composing or calculating the Underlying Index. Morningstar is not responsible for and has not participated in the determination of the prices and amount of shares of the Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the Fund are to be converted into cash. Morningstar has no obligation or liability in connection with the administration, marketing or trading of shares of the Fund. Morningstar does not guarantee the accuracy or the completeness of the Underlying Index or any data included therein and Morningstar shall have no liability for any errors, omissions or interruptions therein.
Morningstar makes no warranty, express or implied, as to results to be obtained by BFA or its affiliates, owners of shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. Morningstar makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall Morningstar have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Underlying Index or any data included therein, even if notified of the possibility of such damages.
S&P Dow Jones Indices LLC
S&P Dow Jones Indices LLC (“SPDJI”) is a resource for index-based concepts, data and research. SPDJI provides financial, economic and investment information and analytical services to the financial community. SPDJI calculates and maintains the S&P Global 1200, which includes the S&P 500® for the U.S., the S&P Europe 350 for Continental Europe, Ireland and the U.K., the S&P/TOPIX 150 for Japan, the S&P Asia 50, the S&P/TSX 60TM for Canada, the S&P/ASX 50 and the S&P Latin America 40. SPDJI also publishes the S&P MidCap 400®, S&P SmallCap 600®, S&P Total Market Index and S&P U.S. REIT for the U.S. SPDJI calculates and maintains the S&P Global Broad Market Index (BMI) Series, a set of rules-based equity benchmarks covering developed and emerging countries around the world. Company additions to and deletions from an S&P equity index do not in any way reflect an opinion on the investment merits of the company.
The following applies with respect to each Underlying Index provided by SPDJI:
The Underlying Index is a product of SPDJI, and has been licensed for use by BFA or its affiliates. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”) and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund in particular or the ability of the Underlying Index to track general market performance. S&P Dow Jones Indices’ only relationship to the Trust and BFA and their affiliates with respect to the Underlying Index is the licensing of the Underlying Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its third party licensors. The Underlying Index is determined, composed and calculated by S&P Dow Jones Indices without regard to the Trust, BFA or its affiliates or the Fund. S&P Dow Jones Indices have no obligation to take the needs of BFA or its affiliates or the owners of shares of the Fund into consideration in determining, composing or calculating the Underlying Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of shares of the Fund or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the Fund are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of shares of the Fund. There is no assurance that investment products based on the Underlying Index will accurately track index performance or provide positive investment returns. SPDJI is not an investment adviser. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY BFA OR ITS AFFILIATES, OWNERS OF SHARES OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING, BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND BFA OR ITS AFFILIATES, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
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Want to know more?
iShares.com  | 1-800-474-2737 (1-800-iShares)
Information on each Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at www.iShares.com. Copies of each Fund’s Prospectus, SAI, shareholder reports and other information, as applicable and when available, can be found at www.iShares.com. For more information about a Fund, you may request a copy of the Fund’s SAI. The SAI provides detailed information about the Fund and is incorporated by reference into the Fund’s Prospectus. This means that the SAI, for legal purposes, is a part of the Fund’s Prospectus.
Additional information about each Fund's investments is, or will be, available in the Fund's Annual and Semi-Annual Reports to shareholders and in Form N-CSR. In a Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.
If you have any questions about the Trust or shares of a Fund or you wish to obtain a Fund’s SAI, Semi-Annual or Annual Report free of charge, please:
Call:	1-800-iShares or 1-800-474-2737 (toll free) Monday through Friday, 8:30 a.m. to 6:30 p.m. (Eastern time)
Email:	iSharesETFs@blackrock.com
Write:	c/o BlackRock Investments, LLC 1 University Square Drive, Princeton, NJ 08540
Reports and other information about each Fund are available on the EDGAR database on the SEC's website at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
No person is authorized to give any information or to make any representations about a Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.
©2025 BlackRock, Inc. All rights reserved. iSHARES® and BLACKROCK® are registered trademarks of BlackRock Fund Advisors and its affiliates. All other marks are the property of their respective owners.
Investment Company Act File No.: 811-09729
IS-P- 731A-1125

NOVEMBER 28, 2025

Prospectus
iShares Trust
●iShares LifePath Retirement ETF | IRTR | NYSE Arca
●iShares LifePath Target Date 2030 ETF | ITDB | NYSE Arca
●iShares LifePath Target Date 2035 ETF | ITDC | NYSE Arca
●iShares LifePath Target Date 2040 ETF | ITDD | NYSE Arca
●iShares LifePath Target Date 2045 ETF | ITDE | NYSE Arca
●iShares LifePath Target Date 2050 ETF | ITDF | NYSE Arca
●iShares LifePath Target Date 2055 ETF | ITDG | NYSE Arca
●iShares LifePath Target Date 2060 ETF | ITDH | NYSE Arca
●iShares LifePath Target Date 2065 ETF | ITDI | NYSE Arca
●iShares LifePath Target Date 2070 ETF | ITDJ | NYSE Arca

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summaries

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iShares LifePath Retirement ETF
Ticker: IRTRStock Exchange: NYSE Arca
Investment Objective
The iShares LifePath Retirement ETF (the “Retirement Fund” or the “Fund”) seeks to provide exposure to a conservative, broad portfolio of ETFs covering global asset classes.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses. The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the Fund’s total return but is not included in the Fund’s ratio of expenses to average net assets. Both figures are shown in the Financial Highlights section of the Fund’s prospectus (the “Prospectus”).
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
0.00%	None	0.00%	0.08%	0.08%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$8	$26	$45	$103
Portfolio Turnover. The Fund and the iShares funds in which the Fund invests (each, an “Underlying Fund” and collectively, the “Underlying Funds”) may pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate for the Fund or Underlying Funds may indicate higher transaction costs and may cause the Fund or Underlying Funds to incur increased expenses. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example (except costs to Underlying Funds included as part of Acquired Fund Fees and Expenses), affect the Fund's performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.
Principal Investment Strategies
The Retirement Fund allocates and reallocates its assets among a combination of Underlying Funds in proportions based on its own investment strategy.
The Retirement Fund is an exchange-traded fund (“ETF”) and does not seek to replicate the performance of a specified index and may have a higher degree of portfolio turnover than such index funds.
The Retirement Fund is one of a group of funds referred to as the “LifePath ETFs,” each of which seeks to provide for retirement outcomes based on quantitatively measured risk that investors on average may be willing to accept given a particular time horizon.
BFA employs a multi-dimensional approach to assess risk for the Retirement Fund and to determine the Retirement Fund’s allocation across asset classes. As part of this multi-dimensional
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approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. Under normal circumstances, the Fund intends to invest primarily in affiliated ETFs.
The Retirement Fund will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom model benchmark, the Retirement Custom Benchmark. BFA will not publish the Retirement Custom Benchmark but will apply a proprietary model to monitor performance of the Fund. The Retirement Fund is designed for investors expecting to retire or to begin withdrawing assets in the future. As of July 31, 2025, the Retirement Fund holds approximately 39.57% of its assets in Underlying Funds that seek to track particular equity indexes, approximately 58.60% of its assets in Underlying Funds that seek to track particular fixed-income indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments.
As of July 31, 2025, the Fund invests in the iShares 0-5 Year TIPS Bond ETF, iShares 1-5 Year Investment Grade Corporate Bond ETF, iShares 5-10 Year Investment Grade Corporate Bond ETF, iShares 10+ Year Investment Grade Corporate Bond ETF, iShares 10-20 Year Treasury Bond ETF, iShares Core MSCI Emerging Markets ETF, iShares Core MSCI International Developed Markets ETF, iShares Core U.S. REIT ETF, iShares Global Infrastructure ETF, iShares MBS ETF, iShares Russell 1000 ETF, iShares Russell 2000 ETF, iShares U.S. Treasury Bond ETF and money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”). Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See the “Information About the Underlying Funds” section of the prospectus for a list of the Underlying Funds, their classification into equity, fixed-income or money market funds and a brief description of their investment objectives and primary investment strategies.
Certain Underlying Funds may invest in real estate investment Trusts (“REITs”), foreign securities, emerging market securities, high yield bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or commodity, an interest rate or an index, when seeking to match the performance of a particular market index. The Fund and certain Underlying Funds may also lend securities with a value up to one-third of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.
The Fund’s selection of Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including large cap, mid cap, small cap and emerging growth), region (including domestic and international (including emerging markets)) or other factors. The Fund’s selection of Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. Though BFA seeks to diversify the Fund, certain Underlying Funds may concentrate their investments in specific sectors or geographic regions or countries. The percentage allocation to the various styles of equity and fixed-income Underlying Funds is determined at the discretion of the investment team and can be changed to reflect the current market environment. Because the Fund is in its most conservative phase, its allocation generally does not de-risk over time, although its allocation may change to maintain the Fund’s risk profile.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below (either directly or through its investments in the Underlying Funds), any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Credit Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security may be unable or unwilling, or may be perceived as unable or unwilling, to make timely principal and/or interest payments or to otherwise honor its obligations. The credit rating assigned to a security or its issuer does not necessarily reflect the issuer’s current financial condition or an investment’s volatility or liquidity. An actual or perceived decline in an issuer’s creditworthiness may result in a decrease in the value and liquidity of its securities as well as greater price volatility, which may make it difficult to sell the securities. The Fund may be adversely affected if an investment that it holds experiences a downgrade or a default.
Interest Rate Risk. Interest rate risk refers to the risk of fluctuations in the value of a fixed-income security due to changes in the general level of interest rates. Interest rate changes can be sudden and unpredictable and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand for fixed-income securities. An increase in interest rates generally will cause the value of fixed-income securities to decline. Securities with longer maturities generally are more sensitive to interest rate changes and subject to greater fluctuations in value. Changes in interest rates may have unpredictable effects on fixed-income
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markets and result in heightened volatility and lower liquidity for certain instruments, which may adversely affect a Fund’s performance. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns or pay dividends to shareholders.
U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Changes in the U.S. government’s financial condition or credit rating may cause the value of U.S. Treasury obligations to decline. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity, but the market value of such securities is not guaranteed and may fluctuate. Although U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal.
Allocation Risk. The Fund’s ability to achieve its investment objective depends, in part, on BFA's ability to develop a model that accurately assesses the appropriate asset class allocation for the Fund and selects the best mix of Underlying Funds and other assets. There is no guarantee that these allocation techniques and decisions will produce the desired results for the Fund. There is a risk that the evaluations and assumptions about asset classes or Underlying Funds, which are used as inputs in the model, may be incorrect. This could cause the Fund to be invested, under-invested or not invested in one or more asset classes or Underlying Funds at an inopportune time, which could adversely affect the Fund’s performance.
Investment in Underlying Fund Risk. The Fund invests in the Underlying Funds, so the Fund’s investment performance and risks are likely to be directly related to those of the Underlying Funds. The Fund’s NAV will change with changes in the value of the Underlying Funds and other assets that the Fund holds. The shares of an Underlying Fund may trade at a premium or discount to the Underlying Fund’s NAV. Investors in the Fund will indirectly bear the expenses charged by the Underlying Funds, and an investment in the Fund may entail more expenses than a direct investment in the Underlying Funds.
Affiliated Fund Risk. In managing the Fund, BFA has the ability to select Underlying Funds and substitute Underlying Funds with other exchange-traded funds (“ETFs”) that it believes will achieve the Fund’s investment objective. BFA may be subject to conflicts of interest in selecting Underlying Funds and substituting Underlying Funds with other ETFs because the fees paid to BFA by some Underlying Funds and other ETFs managed by BFA may be higher than the fees paid by other Underlying Funds. Additionally, an Underlying Fund may benefit from being selected in terms of enhanced liquidity and accumulation of assets. If an Underlying Fund or other ETF holds interests in an affiliated fund in excess of a certain amount, the Fund may be prohibited from purchasing shares of that Underlying Fund or other ETF.
Retirement Income Risk. The Retirement Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Retirement Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in the Retirement Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.
Selection Risk. Selection risk is the risk that the securities selected by the Retirement Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Asset Class Risk. The securities and other assets in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, an index, or other asset classes.
Assets Under Management (AUM) Risk. From time to time, an Authorized Participant (as defined below in Authorized Participant Concentration Risk), a third-party investor, the Fund’s adviser, an affiliate of the Fund’s adviser, or another fund may invest in the Fund and hold its investment for a specific period of time to allow the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund or an Underlying Fund may “call” or repay the security before its stated maturity, and the Fund or an Underlying Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund's income, or in securities with greater risks or with other less favorable features.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Extension Risk. During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than
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originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s or an Underlying Fund's investments.
Income Risk. The Fund’s income may decline due to falling interest rates or other factors. This can occur because the Fund may be required to invest in lower-yielding bonds when a bond in the Fund’s portfolio matures, is near maturity, is called or is prepaid or when the Fund otherwise needs to purchase additional bonds.
Infrastructure Companies Risk. Companies involved in infrastructure or infrastructure-related industries may be adversely affected by supply chain and distribution disruptions, business interruptions, third-party vendor risks, shifts in public and private capital spending levels, regulations, cyber or other attacks, volatility in commodity prices and currencies, trade disputes, scarcity of materials or parts, excess capacity, and liability claims, among other things. The performance of such companies also may be affected by technological developments, extreme weather or other catastrophic events, labor relations, government spending policies, and changes in domestic and international economies.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Management Risk. The Fund is subject to management risk, which is the risk that the investment process, techniques, models and/or risk analyses applied by BFA will not produce the desired results. The securities or other assets selected by BFA may result in returns that are inconsistent with the Fund’s investment objective, and the Fund may underperform the market or any relevant benchmark. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to BFA in connection with managing the Fund and may adversely affect the ability of the Fund to achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Prepayment Risk. During periods of falling interest rates, issuers of certain debt obligations may repay principal prior to the security’s maturity, which may cause the Fund to have to reinvest in securities with lower yields or higher risk of default, resulting in a decline in the Fund’s income or return potential.
Reinvestment Risk. The Fund  or an Underlying Fund may invest a portion of its assets in short-term fixed-income instruments and, as a result, may be adversely affected if interest rates fall because they may have to invest in lower-yielding bonds as bonds mature.
Risk of Investing in China. Investments in Chinese securities, including certain Hong Kong-listed and U.S.-listed securities, are subject to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. Despite economic and market reforms in recent decades, the Chinese government’s control over certain sectors and enterprises and significant regulation of investment and industry are still pervasive. Chinese companies are subject to the risk that Chinese authorities can intervene in their operations and structure. Chinese markets generally continue to experience inefficiency, a lack of publicly available information and/or political and social instability and may be subject to volatility and pricing anomalies resulting from governmental influence. Internal social unrest or confrontations with other countries, including military conflicts in response to such events, may disrupt China’s economy and markets and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher inflation.
China has experienced security concerns, such as terrorism and strained international relations. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, export controls, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers in which the Fund invests. Incidents involving China’s or the region’s security may adversely affect the Chinese economy and markets and the Fund’s investments.
The Chinese economy is highly reliant on trade. A reduction in spending on Chinese products and services, supply chain diversification, the institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions or a trade war between China and the U.S. or in response to actual or
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alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.
Chinese companies, including those listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, or for other reasons, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies.
Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. Any change in the operations of entities in a VIE structure, the status of VIE contractual arrangements or the legal or regulatory environment in China could result in significant, and possibly permanent and/or total, losses for investments in VIE issuers. The Fund does not select investments based on investor protection considerations.
Risk of Investing in the China Bond Market. The Fund invests directly in the domestic bond market in the People’s Republic of China (“China” or the “PRC”) (the “China Interbank Bond Market”) through the Bond Connect trading channel. All bonds traded through Bond Connect are registered in the name of the PRC’s Central Moneymarkets Unit (“CMU”), which holds such bonds as a nominee owner. The precise nature and rights of the Fund as the beneficial owner of bonds traded in the China Interbank Bond Market through CMU as nominee are relatively new and untested areas of PRC law, and the exact nature of the Fund’s remedies and methods of enforcement of its rights and interests under PRC law are uncertain.
Market volatility and potential lack of liquidity due to low trading volume of certain bonds in the China Interbank Bond Market may result in the prices of certain bonds fluctuating significantly. Also, the systems used to trade through Bond Connect may not function as expected. Trading through Bond Connect is also subject to regulatory risks, including laws and regulations that are subject to change. There can be no assurance that Bond Connect or its features or systems will not be materially altered, suspended, discontinued or abolished. The Fund may be subject to additional taxation if certain tax exemptions under PRC tax regulations are withdrawn or amended. Any taxes arising from or to the Fund may be directly borne by, or indirectly passed on to, the Fund, which may substantially impact its NAV. Investing through Bond Connect subjects the Fund to currency risk, to the extent that currency rates used for Bond Connect are different than the rates used in the China Interbank Bond Market.
Risk of Investing in Developed Countries. The Fund’s and the Underlying Fund's investment in  developed country issuers will subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s or an Underlying Fund's investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments, including the U.S., the U.K., the E.U., and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities, and jurisdictions may also institute broader sanctions on Russia. Russia has issued a number of countersanctions, some of which restrict the distribution of profits by limited liability companies (e.g., dividends), and prohibit Russian persons from entering into transactions with designated persons from “unfriendly states” as well as the export of raw materials or other products from Russia to certain sanctioned persons.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, import and export restrictions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian companies in which the Fund invests. Actual and threatened responses to Russian military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and are likely to have collateral impacts on such sectors globally. Russian companies may be unable to pay dividends and, if they pay dividends, the Fund may be unable to receive them. As a result of sanctions, the Fund is currently restricted from trading in Russian securities, including those in its portfolio, and the underlying indexes of the Underlying Funds have removed Russian securities. It is unknown when, or if, sanctions may be lifted or the Fund’s ability to trade in Russian securities will resume.
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Risk of Investing in Saudi Arabia. Investing in Saudi Arabian issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to Saudi Arabia. The economy of Saudi Arabia is dominated by petroleum exports. A sustained decrease in petroleum prices could have a negative impact on all aspects of the economy. Investments in the securities of Saudi Arabian issuers involve risks not typically associated with investments in securities of issuers in more developed countries, which may negatively affect the value of the Fund’s investments. Such heightened risks may include, among others, the expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, crime and instability as a result of religious, ethnic and/or socioeconomic unrest. Instability in the Middle East region could adversely impact the economy of Saudi Arabia, and there is no assurance of political stability in Saudi Arabia.
The ability of foreign investors to invest in the securities of Saudi Arabian companies could be restricted by the Saudi Arabian government at any time, and unforeseen risks could materialize with respect to foreign ownership of such securities. There are a number of ways to conduct transactions in equity securities in the Saudi Arabian market. The Fund generally expects to transact in a manner so that it is not limited by Saudi Arabian regulations to a single broker. However, there may be a limited number of brokers who can provide services to the Fund, which may have an adverse impact on the prices, quantity or timing of Fund transactions.
Risk of Investing in the U.S. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Small Fund Risk. When the Fund’s size is small, the Fund may experience low trading volume and wide bid/ask spreads. The Fund’s performance near its inception date may not represent how the Fund will perform in the future or with a larger asset base. In addition, the Fund may face the risk of being delisted if it does not meet certain requirements set by the listing exchange. Any resulting liquidation of the Fund could lead to elevated transaction costs for the Fund and negative tax consequences for its shareholders.
Tax Risk. Because the Fund is expected to invest in the Underlying Funds, the Fund’s realized losses on sales of shares of an Underlying Fund may be indefinitely or permanently deferred as “wash sales.” Distributions of short-term capital gains by an Underlying Fund will be recognized as ordinary income by the Fund and would not be offset by the Fund’s capital loss carryforwards, if any. Capital loss carryforwards of an Underlying Fund, if any, would not offset net capital gains of the Fund.
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
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Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of multiple broad-based securities market indexes. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	10.32%	September 30, 2025
During the periods shown in the chart:
Best Quarter	5.85%	September 30, 2024
Worst Quarter	-1.68%	December 31, 2024
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Since Fund Inception
(Inception Date: 10/17/2023)
Return Before Taxes	8.06%	14.54%
Return After Taxes on Distributions	6.89%	13.24%
Return After Taxes on Distributions and Sale of Fund Shares	4.91%	10.67%
Bloomberg U.S. Aggregate Bond Index (Returns do not reflect deductions for fees, expenses or taxes)	1.25%	7.99%
Russell 1000 Index (Returns do not reflect deductions for fees, expenses or taxes)	24.51%	29.73%
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
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Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Christopher Chung and Suzanne Ly (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Mr. Chung and Ms. Ly have been Portfolio Managers of the Fund since 2023.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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iShares LifePath Target Date 2030 ETF
Ticker: ITDBStock Exchange: NYSE Arca
Investment Objective
The iShares LifePath Target Date 2030 ETF (the “2030 Fund” or the “Fund”) seeks to provide retirement outcomes through exposure to a broad portfolio of ETFs which adjusts its allocation as it approaches its target date.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses. The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the Fund’s total return but is not included in the Fund’s ratio of expenses to average net assets. Both figures are shown in the Financial Highlights section of the Fund’s prospectus (the “Prospectus”).
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
0.00%	None	0.00%	0.09%	0.09%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$9	$29	$51	$115
Portfolio Turnover. The Fund and the iShares funds in which the Fund invests (each, an “Underlying Fund” and collectively, the “Underlying Funds”) may pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate for the Fund or Underlying Funds may indicate higher transaction costs and may cause the Fund or Underlying Funds to incur increased expenses. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example (except costs to Underlying Funds included as part of Acquired Fund Fees and Expenses), affect the Fund's performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.
Principal Investment Strategies
The 2030 Fund allocates and reallocates its assets among a combination of Underlying Funds in proportions based on its own investment strategy.
The 2030 Fund is an exchange-traded fund (“ETF”) and does not seek to replicate the performance of a specified index and may have a higher degree of portfolio turnover than such index funds.
The 2030 Fund is one of a group of funds referred to as the “LifePath ETFs,” each of which seeks to provide for retirement outcomes based on quantitatively measured risk that investors on average may be willing to accept given a particular time horizon.
BFA employs a multi-dimensional approach to assess risk for the 2030 Fund and to determine its allocation across asset classes. As part of this multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other
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things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. Under normal circumstances, the 2030 Fund intends to invest primarily in affiliated ETFs.
The 2030 Fund will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom model benchmark, the 2030 Target Date Custom Benchmark. BFA will not publish its custom benchmark but will apply a proprietary model to monitor performance of the 2030 Fund. The 2030 Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2030. As of July 31, 2025, the 2030 Fund holds approximately 50.95% of its assets in Underlying Funds that seek to track particular underlying indexes of equity securities, approximately 46.17% of its assets in Underlying Funds that seek to track particular fixed-income indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments.
As of July 31, 2025, the Fund invests in the iShares 0-5 Year TIPS Bond ETF, iShares 1-5 Year Investment Grade Corporate Bond ETF, iShares 5-10 Year Investment Grade Corporate Bond ETF, iShares 10+ Year Investment Grade Corporate Bond ETF, iShares 10-20 Year Treasury Bond ETF, iShares Core MSCI Emerging Markets ETF, iShares Core MSCI International Developed Markets ETF, iShares Core U.S. REIT ETF, iShares Global Infrastructure ETF, iShares MBS ETF, iShares Russell 1000 ETF, iShares Russell 2000 ETF, iShares U.S. Treasury Bond ETF and money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”). Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See the “Information About the Underlying Funds” section of the prospectus for a list of the Underlying Funds, their classification into equity, fixed-income or money market funds and a brief description of their investment objectives and primary investment strategies.
Under normal circumstances, the Fund’s asset allocation will change over time according to a predetermined “glide path” as the Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, as time elapses prior to retirement, the Fund’s asset allocations become more conservative. This reflects the need for reduced investment risk as retirement approaches and the need for lower volatility of the Fund, which for certain investors may be a primary source of income after retirement. During the year prior to the Fund’s maturity date, its allocation of assets is expected to be similar to that of the Retirement Fund. Further, as retirement approaches, such Fund and the Retirement Fund is expected to, subject to approval by the Trust’s Board of Trustees (the “Board”), merge into a single fund.
The following chart illustrates the glide path — the target allocation among asset classes as the LifePath ETFs approach their target dates:

The following table lists the target allocation by years until retirement:

Years to Retirement	Equity Allocation (including REITs)	Fixed-Income Allocation
45	99%	1%
40	99%	1%
35	99%	1%
30	98%	2%
25	95%	5%
20	87%	13%
15	77%	23%
10	65%	35%
5	53%	47%
0	40%	60%
The asset allocation targets are established by the Fund’s portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.
Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity and fixed-income Underlying Funds in the Fund, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Fund, reallocations of the Fund’s composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited; however, BFA may determine that a greater degree of variation is warranted to protect the Fund or achieve its investment objective.
BFA’s second step in the structuring of the Fund is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See the “Information About the Underlying Funds”
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section of the prospectus for a list of the Underlying Funds, their classification into equity, fixed-income or money market funds and a brief description of their investment objectives and primary investment strategies.
Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Fund. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including emerging growth, large-, mid-, and small-capitalization), region (i.e., U.S., and international, including emerging markets) or other attributes. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, U.S. agency MBS or debentures, CMBS, and other sectors), duration (a measurement of interest rate risk), credit quality (including investment grade bonds and high yield bonds), geographic location (including U.S. and non-U.S. securities, including bonds of emerging market issuers), currency (U.S. dollar-denominated or local currency bonds) or other attributes. Though BFA seeks to diversify the Fund, certain Underlying Funds may concentrate their investments in specific sectors or geographic regions or countries. The percentage allocation to the various styles of equity and fixed-income Underlying Funds is determined at the discretion of the investment team and can be changed to reflect the current market environment.
Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, high yield bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or commodity, an interest rate or an index, when seeking to match the performance of a particular market index. The Fund and certain Underlying Funds may also lend securities with a value up to one-third of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below (either directly or through its investments in the Underlying Funds), any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Credit Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security may be unable or unwilling, or may be perceived as unable or unwilling, to make timely principal and/or interest payments or to otherwise honor its obligations. The credit rating assigned to a security or its issuer does not necessarily reflect the issuer’s current financial condition or an investment’s volatility or liquidity. An actual or perceived decline in an issuer’s creditworthiness may result in a decrease in the value and liquidity of its securities as well as greater price volatility, which may make it difficult to sell the securities. The Fund may be adversely affected if an investment that it holds experiences a downgrade or a default.
Interest Rate Risk. Interest rate risk refers to the risk of fluctuations in the value of a fixed-income security due to changes in the general level of interest rates. Interest rate changes can be sudden and unpredictable and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand for fixed-income securities. An increase in interest rates generally will cause the value of fixed-income securities to decline. Securities with longer maturities generally are more sensitive to interest rate changes and subject to greater fluctuations in value. Changes in interest rates may have unpredictable effects on fixed-income markets and result in heightened volatility and lower liquidity for certain instruments, which may adversely affect a Fund’s performance. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns or pay dividends to shareholders.
U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Changes in the U.S. government’s financial condition or credit rating may cause the value of U.S. Treasury obligations to decline. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity, but the market value of such securities is not guaranteed and may fluctuate. Although U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal.
Allocation Risk. The Fund’s ability to achieve its investment objective depends, in part, on BFA's ability to develop a model that accurately assesses the appropriate asset class allocation for the Fund and selects the best mix of Underlying Funds and other assets. There is no guarantee that these allocation techniques and decisions will produce the desired results for the Fund. There is a risk that the evaluations and assumptions about asset classes or Underlying Funds, which are used as inputs in the model, may be incorrect. This could cause the Fund to be invested, under-invested or not invested in one or more asset classes or Underlying Funds at an inopportune time, which could adversely affect the Fund’s performance.
Investment in Underlying Fund Risk. The Fund invests in the Underlying Funds, so the Fund’s investment performance and risks are likely to be directly related to those of the Underlying Funds. The Fund’s NAV will change with changes in the value of the Underlying Funds and other assets that the Fund holds. The shares of an Underlying Fund may trade at a premium or discount
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to the Underlying Fund’s NAV. Investors in the Fund will indirectly bear the expenses charged by the Underlying Funds, and an investment in the Fund may entail more expenses than a direct investment in the Underlying Funds.
Affiliated Fund Risk. In managing the Fund, BFA has the ability to select Underlying Funds and substitute Underlying Funds with other exchange-traded funds (“ETFs”) that it believes will achieve the Fund’s investment objective. BFA may be subject to conflicts of interest in selecting Underlying Funds and substituting Underlying Funds with other ETFs because the fees paid to BFA by some Underlying Funds and other ETFs managed by BFA may be higher than the fees paid by other Underlying Funds. Additionally, an Underlying Fund may benefit from being selected in terms of enhanced liquidity and accumulation of assets. If an Underlying Fund or other ETF holds interests in an affiliated fund in excess of a certain amount, the Fund may be prohibited from purchasing shares of that Underlying Fund or other ETF.
Retirement Income Risk. The 2030 Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The 2030 Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in the 2030 Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.
Selection Risk. Selection risk is the risk that the securities selected by the 2030 Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Asset Class Risk. The securities and other assets in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, an index, or other asset classes.
Assets Under Management (AUM) Risk. From time to time, an Authorized Participant (as defined below in Authorized Participant Concentration Risk), a third-party investor, the Fund’s adviser, an affiliate of the Fund’s adviser, or another fund may invest in the Fund and hold its investment for a specific period of time to allow the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized
Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund or an Underlying Fund may “call” or repay the security before its stated maturity, and the Fund or an Underlying Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund's income, or in securities with greater risks or with other less favorable features.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on the repatriation of foreign currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning. In addition, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.
Extension Risk. During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s or an Underlying Fund's investments.
Income Risk. The Fund’s income may decline due to falling interest rates or other factors. This can occur because the Fund may be required to invest in lower-yielding bonds when a bond in the Fund’s portfolio matures, is near maturity, is called or is prepaid or when the Fund otherwise needs to purchase additional bonds.
Infrastructure Companies Risk. Companies involved in infrastructure or infrastructure-related industries may be adversely affected by supply chain and distribution disruptions, business interruptions, third-party vendor risks, shifts in public and private capital spending levels, regulations, cyber or other attacks, volatility in commodity prices and currencies, trade disputes, scarcity of materials or parts, excess capacity, and liability claims, among other things. The performance of such companies also may be affected by technological developments, extreme weather or other catastrophic events, labor relations,
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government spending policies, and changes in domestic and international economies.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Management Risk. The Fund is subject to management risk, which is the risk that the investment process, techniques, models and/or risk analyses applied by BFA will not produce the desired results. The securities or other assets selected by BFA may result in returns that are inconsistent with the Fund’s investment objective, and the Fund may underperform the market or any relevant benchmark. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to BFA in connection with managing the Fund and may adversely affect the ability of the Fund to achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
National Closed Market Trading Risk. To the extent that securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other funds.
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. These risks include greater market volatility, less market liquidity, higher transaction costs, expropriation, confiscatory taxation, adverse changes in foreign investment or currency control regulations, restrictions on the repatriation of capital, and political instability. Non-U.S. issuers may be subject to different accounting, audit and financial reporting standards than U.S. issuers, and there may be less publicly available information about non-U.S. issuers. Foreign market trading hours, different clearing and settlement procedures, and holiday schedules may limit the Fund's ability to engage in portfolio transactions. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. The Fund is specifically exposed to Asian Economic Risk, European Economic Risk and North American Economic Risk.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Prepayment Risk. During periods of falling interest rates, issuers of certain debt obligations may repay principal prior to the security’s maturity, which may cause the Fund to have to reinvest in securities with lower yields or higher risk of default, resulting in a decline in the Fund’s income or return potential.
Reinvestment Risk. The Fund  or an Underlying Fund may invest a portion of its assets in short-term fixed-income instruments and, as a result, may be adversely affected if interest rates fall because they may have to invest in lower-yielding bonds as bonds mature.
Risk of Investing in China. Investments in Chinese securities, including certain Hong Kong-listed and U.S.-listed securities, are subject to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. Despite economic and market reforms in recent decades, the Chinese government’s control over certain sectors and enterprises and significant regulation of investment and industry are still pervasive. Chinese companies are subject to the risk that Chinese authorities can intervene in their operations and structure. Chinese markets generally continue to experience inefficiency, a lack of publicly available information and/or political and social instability and may be subject to volatility and pricing anomalies resulting from governmental influence. Internal social unrest or confrontations with other countries, including military conflicts in response to such events, may disrupt China’s economy and markets and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher inflation.
China has experienced security concerns, such as terrorism and strained international relations. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations,
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including purchasing restrictions, sanctions, export controls, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers in which the Fund invests. Incidents involving China’s or the region’s security may adversely affect the Chinese economy and markets and the Fund’s investments.
The Chinese economy is highly reliant on trade. A reduction in spending on Chinese products and services, supply chain diversification, the institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions or a trade war between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.
Chinese companies, including those listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, or for other reasons, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies.
Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. Any change in the operations of entities in a VIE structure, the status of VIE contractual arrangements or the legal or regulatory environment in China could result in significant, and possibly permanent and/or total, losses for investments in VIE issuers. The Fund does not select investments based on investor protection considerations.
Risk of Investing in the China Bond Market. The Fund invests directly in the domestic bond market in the People’s Republic of China (“China” or the “PRC”) (the “China Interbank Bond Market”) through the Bond Connect trading channel. All bonds traded through Bond Connect are registered in the name of the PRC’s Central Moneymarkets Unit (“CMU”), which holds such bonds as a nominee owner. The precise nature and rights of the Fund as the beneficial owner of bonds traded in the China Interbank Bond Market through CMU as nominee are relatively new and untested areas of PRC law, and the exact nature of the Fund’s remedies and methods of enforcement of its rights and interests under PRC law are uncertain.
Market volatility and potential lack of liquidity due to low trading volume of certain bonds in the China Interbank Bond Market may result in the prices of certain bonds fluctuating significantly. Also, the systems used to trade through Bond Connect may not function as expected. Trading through Bond Connect is also subject to regulatory risks, including laws and regulations that are subject to change. There can be no assurance that Bond Connect or its features or systems will not be materially altered, suspended, discontinued or abolished. The Fund may be subject to additional taxation if certain tax exemptions under PRC tax regulations are withdrawn or amended. Any taxes arising from or to the Fund may be directly borne by, or indirectly passed on to, the Fund, which may substantially impact its NAV. Investing through Bond Connect subjects the Fund to currency risk, to the extent that currency rates used for Bond Connect are different than the rates used in the China Interbank Bond Market.
Risk of Investing in Developed Countries. The Fund’s and the Underlying Fund's investment in  developed country issuers will subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s or an Underlying Fund's investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments, including the U.S., the U.K., the E.U., and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities, and jurisdictions may also institute broader sanctions on Russia. Russia has issued a number of countersanctions, some of which restrict the distribution of profits by limited liability companies (e.g., dividends), and prohibit Russian persons from entering into transactions with designated persons from “unfriendly states” as well as the export of raw materials or other products from Russia to certain sanctioned persons.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, import and export restrictions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian companies in which the Fund invests. Actual and threatened responses to Russian military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and are likely to have collateral impacts on such sectors globally. Russian companies may be unable to pay dividends and, if they pay dividends, the Fund may be unable to receive them. As a result of sanctions, the Fund is currently restricted from trading in Russian securities, including those in its portfolio, and the underlying indexes of the Underlying Funds have
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removed Russian securities. It is unknown when, or if, sanctions may be lifted or the Fund’s ability to trade in Russian securities will resume.
Risk of Investing in Saudi Arabia. Investing in Saudi Arabian issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to Saudi Arabia. The economy of Saudi Arabia is dominated by petroleum exports. A sustained decrease in petroleum prices could have a negative impact on all aspects of the economy. Investments in the securities of Saudi Arabian issuers involve risks not typically associated with investments in securities of issuers in more developed countries, which may negatively affect the value of the Fund’s investments. Such heightened risks may include, among others, the expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, crime and instability as a result of religious, ethnic and/or socioeconomic unrest. Instability in the Middle East region could adversely impact the economy of Saudi Arabia, and there is no assurance of political stability in Saudi Arabia.
The ability of foreign investors to invest in the securities of Saudi Arabian companies could be restricted by the Saudi Arabian government at any time, and unforeseen risks could materialize with respect to foreign ownership of such securities. There are a number of ways to conduct transactions in equity securities in the Saudi Arabian market. The Fund generally expects to transact in a manner so that it is not limited by Saudi Arabian regulations to a single broker. However, there may be a limited number of brokers who can provide services to the Fund, which may have an adverse impact on the prices, quantity or timing of Fund transactions.
Risk of Investing in the U.S. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Small Fund Risk. When the Fund’s size is small, the Fund may experience low trading volume and wide bid/ask spreads. The Fund’s performance near its inception date may not represent how the Fund will perform in the future or with a larger asset base. In addition, the Fund may face the risk of being delisted if it does not meet certain requirements set by the listing exchange. Any resulting liquidation of the Fund could lead to elevated transaction costs for the Fund and negative tax consequences for its shareholders.
Tax Risk. Because the Fund is expected to invest in the Underlying Funds, the Fund’s realized losses on sales of shares of an Underlying Fund may be indefinitely or permanently deferred as “wash sales.” Distributions of short-term capital gains by an Underlying Fund will be recognized as ordinary income by the Fund and would not be offset by the Fund’s capital loss carryforwards, if any. Capital loss carryforwards of an Underlying Fund, if any, would not offset net capital gains of the Fund.
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
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Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of multiple broad-based securities market indexes. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	12.14%	September 30, 2025
During the periods shown in the chart:
Best Quarter	6.41%	September 30, 2024
Worst Quarter	-1.95%	December 31, 2024
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Since Fund Inception
(Inception Date: 10/17/2023)
Return Before Taxes	9.79%	16.74%
Return After Taxes on Distributions	9.08%	15.94%
Return After Taxes on Distributions and Sale of Fund Shares	5.94%	12.58%
Russell 1000 Index (Returns do not reflect deductions for fees, expenses or taxes)	24.51%	29.73%
Bloomberg U.S. Aggregate Bond Index (Returns do not reflect deductions for fees, expenses or taxes)	1.25%	7.99%
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
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Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Christopher Chung and Suzanne Ly (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Mr. Chung and Ms. Ly have been Portfolio Managers of the Fund since 2023.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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iShares LifePath Target Date 2035 ETF
Ticker: ITDCStock Exchange: NYSE Arca
Investment Objective
The iShares LifePath Target Date 2035 ETF (the “2035 Fund” or the “Fund”) seeks to provide retirement outcomes through exposure to a broad portfolio of ETFs which adjusts its allocation as it approaches its target date.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses. The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the Fund’s total return but is not included in the Fund’s ratio of expenses to average net assets. Both figures are shown in the Financial Highlights section of the Fund’s prospectus (the “Prospectus”).
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
0.00%	None	0.00%	0.10%	0.10%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$10	$32	$56	$128
Portfolio Turnover. The Fund and the iShares funds in which the Fund invests (each, an “Underlying Fund” and collectively, the “Underlying Funds”) may pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate for the Fund or Underlying Funds may indicate higher transaction costs and may cause the Fund or Underlying Funds to incur increased expenses. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example (except costs to Underlying Funds included as part of Acquired Fund Fees and Expenses), affect the Fund's performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.
Principal Investment Strategies
The 2035 Fund allocates and reallocates its assets among a combination of Underlying Funds in proportions based on its own investment strategy.
The 2035 Fund is an exchange-traded fund (“ETF”) and does not seek to replicate the performance of a specified index and may have a higher degree of portfolio turnover than such index funds.
The 2035 Fund is one of a group of funds referred to as the “LifePath ETFs,” each of which seeks to provide for retirement outcomes based on quantitatively measured risk that investors on average may be willing to accept given a particular time horizon.
BFA employs a multi-dimensional approach to assess risk for the 2035 Fund and to determine its allocation across asset classes. As part of this multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other
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things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. Under normal circumstances, the 2035 Fund intends to invest primarily in affiliated ETFs.
The 2035 Fund will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom model benchmark, the 2035 Target Date Custom Benchmark. BFA will not publish its custom benchmark but will apply a proprietary model to monitor performance of the 2035 Fund. The 2035 Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2035. As of July 31, 2025, the 2035 Fund holds approximately 62.10% of its assets in Underlying Funds that seek to track particular underlying indexes of equity securities, approximately 34.20% of its assets in Underlying Funds that seek to track particular fixed-income indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments.
As of July 31, 2025, the Fund invests in the iShares 0-5 Year TIPS Bond ETF, iShares 1-5 Year Investment Grade Corporate Bond ETF, iShares 5-10 Year Investment Grade Corporate Bond ETF, iShares 10+ Year Investment Grade Corporate Bond ETF, iShares 10-20 Year Treasury Bond ETF, iShares Core MSCI Emerging Markets ETF, iShares Core MSCI International Developed Markets ETF, iShares Core U.S. REIT ETF, iShares Global Infrastructure ETF, iShares MBS ETF, iShares Russell 1000 ETF, iShares Russell 2000 ETF, iShares U.S. Treasury Bond ETF and money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”). Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See the “Information About the Underlying Funds” section of the prospectus for a list of the Underlying Funds, their classification into equity, fixed-income or money market funds and a brief description of their investment objectives and primary investment strategies.
Under normal circumstances, the Fund’s asset allocation will change over time according to a predetermined “glide path” as the Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, as time elapses prior to retirement, the Fund’s asset allocations become more conservative. This reflects the need for reduced investment risk as retirement approaches and the need for lower volatility of the Fund, which for certain investors may be a primary source of income after retirement. During the year prior to the Fund’s maturity date, its allocation of assets is expected to be similar to that of the Retirement Fund. Further, as retirement approaches, such Fund and the Retirement Fund is expected to, subject to approval by the Trust’s Board of Trustees (the “Board”), merge into a single fund.
The following chart illustrates the glide path — the target allocation among asset classes as the LifePath ETFs approach their target dates:

The following table lists the target allocation by years until retirement:

Years to Retirement	Equity Allocation (including REITs)	Fixed-Income Allocation
45	99%	1%
40	99%	1%
35	99%	1%
30	98%	2%
25	95%	5%
20	87%	13%
15	77%	23%
10	65%	35%
5	53%	47%
0	40%	60%
The asset allocation targets are established by the Fund’s portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.
Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity and fixed-income Underlying Funds in the Fund, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Fund, reallocations of the Fund’s composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited; however, BFA may determine that a greater degree of variation is warranted to protect the Fund or achieve its investment objective.
BFA’s second step in the structuring of the Fund is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See the “Information About the Underlying Funds”
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section of the prospectus for a list of the Underlying Funds, their classification into equity, fixed-income or money market funds and a brief description of their investment objectives and primary investment strategies.
Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Fund. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including emerging growth, large-, mid-, and small-capitalization), region (i.e., U.S., and international, including emerging markets) or other attributes. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, U.S. agency MBS or debentures, CMBS, and other sectors), duration (a measurement of interest rate risk), credit quality (including investment grade bonds and high yield bonds), geographic location (including U.S. and non-U.S. securities, including bonds of emerging market issuers), currency (U.S. dollar-denominated or local currency bonds) or other attributes. Though BFA seeks to diversify the Fund, certain Underlying Funds may concentrate their investments in specific sectors or geographic regions or countries. The percentage allocation to the various styles of equity and fixed-income Underlying Funds is determined at the discretion of the investment team and can be changed to reflect the current market environment.
Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, high yield bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or commodity, an interest rate or an index, when seeking to match the performance of a particular market index. The Fund and certain Underlying Funds may also lend securities with a value up to one-third of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below (either directly or through its investments in the Underlying Funds), any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Credit Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security may be unable or unwilling, or may be perceived as unable or unwilling, to make timely principal and/or interest payments or to otherwise honor its obligations. The credit rating assigned to a security or its issuer does not necessarily reflect the issuer’s current financial condition or an investment’s volatility or liquidity. An actual or perceived decline in an issuer’s creditworthiness may result in a decrease in the value and liquidity of its securities as well as greater price volatility, which may make it difficult to sell the securities. The Fund may be adversely affected if an investment that it holds experiences a downgrade or a default.
Interest Rate Risk. Interest rate risk refers to the risk of fluctuations in the value of a fixed-income security due to changes in the general level of interest rates. Interest rate changes can be sudden and unpredictable and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand for fixed-income securities. An increase in interest rates generally will cause the value of fixed-income securities to decline. Securities with longer maturities generally are more sensitive to interest rate changes and subject to greater fluctuations in value. Changes in interest rates may have unpredictable effects on fixed-income markets and result in heightened volatility and lower liquidity for certain instruments, which may adversely affect a Fund’s performance. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns or pay dividends to shareholders.
U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Changes in the U.S. government’s financial condition or credit rating may cause the value of U.S. Treasury obligations to decline. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity, but the market value of such securities is not guaranteed and may fluctuate. Although U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal.
Allocation Risk. The Fund’s ability to achieve its investment objective depends, in part, on BFA's ability to develop a model that accurately assesses the appropriate asset class allocation for the Fund and selects the best mix of Underlying Funds and other assets. There is no guarantee that these allocation techniques and decisions will produce the desired results for the Fund. There is a risk that the evaluations and assumptions about asset classes or Underlying Funds, which are used as inputs in the model, may be incorrect. This could cause the Fund to be invested, under-invested or not invested in one or more asset classes or Underlying Funds at an inopportune time, which could adversely affect the Fund’s performance.
Investment in Underlying Fund Risk. The Fund invests in the Underlying Funds, so the Fund’s investment performance and risks are likely to be directly related to those of the Underlying Funds. The Fund’s NAV will change with changes in the value of the Underlying Funds and other assets that the Fund holds. The shares of an Underlying Fund may trade at a premium or discount
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to the Underlying Fund’s NAV. Investors in the Fund will indirectly bear the expenses charged by the Underlying Funds, and an investment in the Fund may entail more expenses than a direct investment in the Underlying Funds.
Affiliated Fund Risk. In managing the Fund, BFA has the ability to select Underlying Funds and substitute Underlying Funds with other exchange-traded funds (“ETFs”) that it believes will achieve the Fund’s investment objective. BFA may be subject to conflicts of interest in selecting Underlying Funds and substituting Underlying Funds with other ETFs because the fees paid to BFA by some Underlying Funds and other ETFs managed by BFA may be higher than the fees paid by other Underlying Funds. Additionally, an Underlying Fund may benefit from being selected in terms of enhanced liquidity and accumulation of assets. If an Underlying Fund or other ETF holds interests in an affiliated fund in excess of a certain amount, the Fund may be prohibited from purchasing shares of that Underlying Fund or other ETF.
Retirement Income Risk. The 2035 Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The 2035 Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in the 2035 Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.
Selection Risk. Selection risk is the risk that the securities selected by the 2035 Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Asset Class Risk. The securities and other assets in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, an index, or other asset classes.
Assets Under Management (AUM) Risk. From time to time, an Authorized Participant (as defined below in Authorized Participant Concentration Risk), a third-party investor, the Fund’s adviser, an affiliate of the Fund’s adviser, or another fund may invest in the Fund and hold its investment for a specific period of time to allow the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized
Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund or an Underlying Fund may “call” or repay the security before its stated maturity, and the Fund or an Underlying Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund's income, or in securities with greater risks or with other less favorable features.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on the repatriation of foreign currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning. In addition, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.
Extension Risk. During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s or an Underlying Fund's investments.
Income Risk. The Fund’s income may decline due to falling interest rates or other factors. This can occur because the Fund may be required to invest in lower-yielding bonds when a bond in the Fund’s portfolio matures, is near maturity, is called or is prepaid or when the Fund otherwise needs to purchase additional bonds.
Infrastructure Companies Risk. Companies involved in infrastructure or infrastructure-related industries may be adversely affected by supply chain and distribution disruptions, business interruptions, third-party vendor risks, shifts in public and private capital spending levels, regulations, cyber or other attacks, volatility in commodity prices and currencies, trade disputes, scarcity of materials or parts, excess capacity, and liability claims, among other things. The performance of such companies also may be affected by technological developments, extreme weather or other catastrophic events, labor relations,
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government spending policies, and changes in domestic and international economies.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Management Risk. The Fund is subject to management risk, which is the risk that the investment process, techniques, models and/or risk analyses applied by BFA will not produce the desired results. The securities or other assets selected by BFA may result in returns that are inconsistent with the Fund’s investment objective, and the Fund may underperform the market or any relevant benchmark. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to BFA in connection with managing the Fund and may adversely affect the ability of the Fund to achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
National Closed Market Trading Risk. To the extent that securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other funds.
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. These risks include greater market volatility, less market liquidity, higher transaction costs, expropriation, confiscatory taxation, adverse changes in foreign investment or currency control regulations, restrictions on the repatriation of capital, and political instability. Non-U.S. issuers may be subject to different accounting, audit and financial reporting standards than U.S. issuers, and there may be less publicly available information about non-U.S. issuers. Foreign market trading hours, different clearing and settlement procedures, and holiday schedules may limit the Fund's ability to engage in portfolio transactions. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. The Fund is specifically exposed to Asian Economic Risk, European Economic Risk and North American Economic Risk.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Prepayment Risk. During periods of falling interest rates, issuers of certain debt obligations may repay principal prior to the security’s maturity, which may cause the Fund to have to reinvest in securities with lower yields or higher risk of default, resulting in a decline in the Fund’s income or return potential.
Reinvestment Risk. The Fund  or an Underlying Fund may invest a portion of its assets in short-term fixed-income instruments and, as a result, may be adversely affected if interest rates fall because they may have to invest in lower-yielding bonds as bonds mature.
Risk of Investing in China. Investments in Chinese securities, including certain Hong Kong-listed and U.S.-listed securities, are subject to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. Despite economic and market reforms in recent decades, the Chinese government’s control over certain sectors and enterprises and significant regulation of investment and industry are still pervasive. Chinese companies are subject to the risk that Chinese authorities can intervene in their operations and structure. Chinese markets generally continue to experience inefficiency, a lack of publicly available information and/or political and social instability and may be subject to volatility and pricing anomalies resulting from governmental influence. Internal social unrest or confrontations with other countries, including military conflicts in response to such events, may disrupt China’s economy and markets and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher inflation.
China has experienced security concerns, such as terrorism and strained international relations. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations,
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including purchasing restrictions, sanctions, export controls, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers in which the Fund invests. Incidents involving China’s or the region’s security may adversely affect the Chinese economy and markets and the Fund’s investments.
The Chinese economy is highly reliant on trade. A reduction in spending on Chinese products and services, supply chain diversification, the institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions or a trade war between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.
Chinese companies, including those listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, or for other reasons, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies.
Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. Any change in the operations of entities in a VIE structure, the status of VIE contractual arrangements or the legal or regulatory environment in China could result in significant, and possibly permanent and/or total, losses for investments in VIE issuers. The Fund does not select investments based on investor protection considerations.
Risk of Investing in the China Bond Market. The Fund invests directly in the domestic bond market in the People’s Republic of China (“China” or the “PRC”) (the “China Interbank Bond Market”) through the Bond Connect trading channel. All bonds traded through Bond Connect are registered in the name of the PRC’s Central Moneymarkets Unit (“CMU”), which holds such bonds as a nominee owner. The precise nature and rights of the Fund as the beneficial owner of bonds traded in the China Interbank Bond Market through CMU as nominee are relatively new and untested areas of PRC law, and the exact nature of the Fund’s remedies and methods of enforcement of its rights and interests under PRC law are uncertain.
Market volatility and potential lack of liquidity due to low trading volume of certain bonds in the China Interbank Bond Market may result in the prices of certain bonds fluctuating significantly. Also, the systems used to trade through Bond Connect may not function as expected. Trading through Bond Connect is also subject to regulatory risks, including laws and regulations that are subject to change. There can be no assurance that Bond Connect or its features or systems will not be materially altered, suspended, discontinued or abolished. The Fund may be subject to additional taxation if certain tax exemptions under PRC tax regulations are withdrawn or amended. Any taxes arising from or to the Fund may be directly borne by, or indirectly passed on to, the Fund, which may substantially impact its NAV. Investing through Bond Connect subjects the Fund to currency risk, to the extent that currency rates used for Bond Connect are different than the rates used in the China Interbank Bond Market.
Risk of Investing in Developed Countries. The Fund’s and the Underlying Fund's investment in  developed country issuers will subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s or an Underlying Fund's investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments, including the U.S., the U.K., the E.U., and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities, and jurisdictions may also institute broader sanctions on Russia. Russia has issued a number of countersanctions, some of which restrict the distribution of profits by limited liability companies (e.g., dividends), and prohibit Russian persons from entering into transactions with designated persons from “unfriendly states” as well as the export of raw materials or other products from Russia to certain sanctioned persons.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, import and export restrictions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian companies in which the Fund invests. Actual and threatened responses to Russian military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and are likely to have collateral impacts on such sectors globally. Russian companies may be unable to pay dividends and, if they pay dividends, the Fund may be unable to receive them. As a result of sanctions, the Fund is currently restricted from trading in Russian securities, including those in its portfolio, and the underlying indexes of the Underlying Funds have
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removed Russian securities. It is unknown when, or if, sanctions may be lifted or the Fund’s ability to trade in Russian securities will resume.
Risk of Investing in Saudi Arabia. Investing in Saudi Arabian issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to Saudi Arabia. The economy of Saudi Arabia is dominated by petroleum exports. A sustained decrease in petroleum prices could have a negative impact on all aspects of the economy. Investments in the securities of Saudi Arabian issuers involve risks not typically associated with investments in securities of issuers in more developed countries, which may negatively affect the value of the Fund’s investments. Such heightened risks may include, among others, the expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, crime and instability as a result of religious, ethnic and/or socioeconomic unrest. Instability in the Middle East region could adversely impact the economy of Saudi Arabia, and there is no assurance of political stability in Saudi Arabia.
The ability of foreign investors to invest in the securities of Saudi Arabian companies could be restricted by the Saudi Arabian government at any time, and unforeseen risks could materialize with respect to foreign ownership of such securities. There are a number of ways to conduct transactions in equity securities in the Saudi Arabian market. The Fund generally expects to transact in a manner so that it is not limited by Saudi Arabian regulations to a single broker. However, there may be a limited number of brokers who can provide services to the Fund, which may have an adverse impact on the prices, quantity or timing of Fund transactions.
Risk of Investing in the U.S. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Small Fund Risk. When the Fund’s size is small, the Fund may experience low trading volume and wide bid/ask spreads. The
Fund’s performance near its inception date may not represent how the Fund will perform in the future or with a larger asset base. In addition, the Fund may face the risk of being delisted if it does not meet certain requirements set by the listing exchange. Any resulting liquidation of the Fund could lead to elevated transaction costs for the Fund and negative tax consequences for its shareholders.
Tax Risk. Because the Fund is expected to invest in the Underlying Funds, the Fund’s realized losses on sales of shares of an Underlying Fund may be indefinitely or permanently deferred as “wash sales.” Distributions of short-term capital gains by an Underlying Fund will be recognized as ordinary income by the Fund and would not be offset by the Fund’s capital loss carryforwards, if any. Capital loss carryforwards of an Underlying Fund, if any, would not offset net capital gains of the Fund.
Technology Companies Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
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Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of multiple broad-based securities market indexes. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	13.42%	September 30, 2025
During the periods shown in the chart:
Best Quarter	6.75%	September 30, 2024
Worst Quarter	-1.69%	December 31, 2024
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Since Fund Inception
(Inception Date: 10/17/2023)
Return Before Taxes	11.57%	18.68%
Return After Taxes on Distributions	10.89%	17.86%
Return After Taxes on Distributions and Sale of Fund Shares	7.03%	14.09%
Russell 1000 Index (Returns do not reflect deductions for fees, expenses or taxes)	24.51%	29.73%
Bloomberg U.S. Aggregate Bond Index (Returns do not reflect deductions for fees, expenses or taxes)	1.25%	7.99%
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
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Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Christopher Chung and Suzanne Ly (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Mr. Chung and Ms. Ly have been Portfolio Managers of the Fund since 2023.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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iShares LifePath Target Date 2040 ETF
Ticker: ITDDStock Exchange: NYSE Arca
Investment Objective
The iShares LifePath Target Date 2040 ETF (the “2040 Fund” or the “Fund”) seeks to provide retirement outcomes through exposure to a broad portfolio of ETFs which adjusts its allocation as it approaches its target date.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses. The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the Fund’s total return but is not included in the Fund’s ratio of expenses to average net assets. Both figures are shown in the Financial Highlights section of the Fund’s prospectus (the “Prospectus”).
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
0.00%	None	0.00%	0.11%	0.11%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$11	$35	$62	$141
Portfolio Turnover. The Fund and the iShares funds in which the Fund invests (each, an “Underlying Fund” and collectively, the “Underlying Funds”) may pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate for the Fund or Underlying Funds may indicate higher transaction costs and may cause the Fund or Underlying Funds to incur increased expenses. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example (except costs to Underlying Funds included as part of Acquired Fund Fees and Expenses), affect the Fund's performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.
Principal Investment Strategies
The 2040 Fund allocates and reallocates its assets among a combination of Underlying Funds in proportions based on its own investment strategy.
The 2040 Fund is an exchange-traded fund (“ETF”) and does not seek to replicate the performance of a specified index and may have a higher degree of portfolio turnover than such index funds.
The 2040 Fund is one of a group of funds referred to as the “LifePath ETFs,” each of which seeks to provide for retirement outcomes based on quantitatively measured risk that investors on average may be willing to accept given a particular time horizon.
BFA employs a multi-dimensional approach to assess risk for the 2040 Fund and to determine its allocation across asset classes. As part of this multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other
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things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. Under normal circumstances, the 2040 Fund intends to invest primarily in affiliated ETFs.
The 2040 Fund will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom model benchmark, the 2040 Target Date Custom Benchmark. BFA will not publish its custom benchmark but will apply a proprietary model to monitor performance of the 2040 Fund. The 2040 Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2040. As of July 31, 2025, the 2040 Fund holds approximately 72.39% of its assets in Underlying Funds that seek to track particular underlying indexes of equity securities, approximately 23.01% of its assets in Underlying Funds that seek to track particular fixed-income indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments.
As of July 31, 2025, the Fund invests in the iShares 0-5 Year TIPS Bond ETF, iShares 1-5 Year Investment Grade Corporate Bond ETF, iShares 5-10 Year Investment Grade Corporate Bond ETF, iShares 10+ Year Investment Grade Corporate Bond ETF, iShares 10-20 Year Treasury Bond ETF, iShares Core MSCI Emerging Markets ETF, iShares Core MSCI International Developed Markets ETF, iShares Core U.S. REIT ETF, iShares Global Infrastructure ETF, iShares MBS ETF, iShares Russell 1000 ETF, iShares Russell 2000 ETF, iShares U.S. Treasury Bond ETF and money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”). Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See the “Information About the Underlying Funds” section of the prospectus for a list of the Underlying Funds, their classification into equity, fixed-income or money market funds and a brief description of their investment objectives and primary investment strategies.
Under normal circumstances, the Fund’s asset allocation will change over time according to a predetermined “glide path” as the Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, as time elapses prior to retirement, the Fund’s asset allocations become more conservative. This reflects the need for reduced investment risk as retirement approaches and the need for lower volatility of the Fund, which for certain investors may be a primary source of income after retirement. During the year prior to the Fund’s maturity date, its allocation of assets is expected to be similar to that of the Retirement Fund. Further, as retirement approaches, such Fund and the Retirement Fund is expected to, subject to approval by the Trust’s Board of Trustees (the “Board”), merge into a single fund.
The following chart illustrates the glide path — the target allocation among asset classes as the LifePath ETFs approach their target dates:

The following table lists the target allocation by years until retirement:

Years to Retirement	Equity Allocation (including REITs)	Fixed-Income Allocation
45	99%	1%
40	99%	1%
35	99%	1%
30	98%	2%
25	95%	5%
20	87%	13%
15	77%	23%
10	65%	35%
5	53%	47%
0	40%	60%
The asset allocation targets are established by the Fund’s portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.
Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity and fixed-income Underlying Funds in the Fund, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Fund, reallocations of the Fund’s composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited; however, BFA may determine that a greater degree of variation is warranted to protect the Fund or achieve its investment objective.
BFA’s second step in the structuring of the Fund is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See the “Information About the Underlying Funds”
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section of the prospectus for a list of the Underlying Funds, their classification into equity, fixed-income or money market funds and a brief description of their investment objectives and primary investment strategies.
Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Fund. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including emerging growth, large-, mid-, and small-capitalization), region (i.e., U.S., and international, including emerging markets) or other attributes. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, U.S. agency MBS or debentures, CMBS, and other sectors), duration (a measurement of interest rate risk), credit quality (including investment grade bonds and high yield bonds), geographic location (including U.S. and non-U.S. securities, including bonds of emerging market issuers), currency (U.S. dollar-denominated or local currency bonds) or other attributes. Though BFA seeks to diversify the Fund, certain Underlying Funds may concentrate their investments in specific sectors or geographic regions or countries. The percentage allocation to the various styles of equity and fixed-income Underlying Funds is determined at the discretion of the investment team and can be changed to reflect the current market environment.
Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, high yield bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or commodity, an interest rate or an index, when seeking to match the performance of a particular market index. The Fund and certain Underlying Funds may also lend securities with a value up to one-third of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below (either directly or through its investments in the Underlying Funds), any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Credit Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security may be unable or unwilling, or may be perceived as unable or unwilling, to make timely principal and/or interest payments or to otherwise honor its obligations. The credit rating assigned to a security or its issuer does not necessarily reflect the issuer’s current financial condition or an investment’s volatility or liquidity. An actual or perceived decline in an issuer’s creditworthiness may result in a decrease in the value and liquidity of its securities as well as greater price volatility, which may make it difficult to sell the securities. The Fund may be adversely affected if an investment that it holds experiences a downgrade or a default.
Interest Rate Risk. Interest rate risk refers to the risk of fluctuations in the value of a fixed-income security due to changes in the general level of interest rates. Interest rate changes can be sudden and unpredictable and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand for fixed-income securities. An increase in interest rates generally will cause the value of fixed-income securities to decline. Securities with longer maturities generally are more sensitive to interest rate changes and subject to greater fluctuations in value. Changes in interest rates may have unpredictable effects on fixed-income markets and result in heightened volatility and lower liquidity for certain instruments, which may adversely affect a Fund’s performance. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns or pay dividends to shareholders.
Allocation Risk. The Fund’s ability to achieve its investment objective depends, in part, on BFA's ability to develop a model that accurately assesses the appropriate asset class allocation for the Fund and selects the best mix of Underlying Funds and other assets. There is no guarantee that these allocation techniques and decisions will produce the desired results for the Fund. There is a risk that the evaluations and assumptions about asset classes or Underlying Funds, which are used as inputs in the model, may be incorrect. This could cause the Fund to be invested, under-invested or not invested in one or more asset classes or Underlying Funds at an inopportune time, which could adversely affect the Fund’s performance.
Investment in Underlying Fund Risk. The Fund invests in the Underlying Funds, so the Fund’s investment performance and risks are likely to be directly related to those of the Underlying Funds. The Fund’s NAV will change with changes in the value of the Underlying Funds and other assets that the Fund holds. The shares of an Underlying Fund may trade at a premium or discount to the Underlying Fund’s NAV. Investors in the Fund will indirectly bear the expenses charged by the Underlying Funds, and an investment in the Fund may entail more expenses than a direct investment in the Underlying Funds.
Affiliated Fund Risk. In managing the Fund, BFA has the ability to select Underlying Funds and substitute Underlying Funds with other exchange-traded funds (“ETFs”) that it believes will achieve the Fund’s investment objective. BFA may be subject to conflicts of interest in selecting Underlying Funds and substituting Underlying Funds with other ETFs because the fees paid to BFA by some Underlying Funds and other ETFs managed by BFA may be higher than the fees paid by other Underlying Funds. Additionally,
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an Underlying Fund may benefit from being selected in terms of enhanced liquidity and accumulation of assets. If an Underlying Fund or other ETF holds interests in an affiliated fund in excess of a certain amount, the Fund may be prohibited from purchasing shares of that Underlying Fund or other ETF.
Retirement Income Risk. The 2040 Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The 2040 Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in the 2040 Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.
Selection Risk. Selection risk is the risk that the securities selected by the 2040 Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Asset Class Risk. The securities and other assets in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, an index, or other asset classes.
Assets Under Management (AUM) Risk. From time to time, an Authorized Participant (as defined below in Authorized Participant Concentration Risk), a third-party investor, the Fund’s adviser, an affiliate of the Fund’s adviser, or another fund may invest in the Fund and hold its investment for a specific period of time to allow the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund or an Underlying Fund may “call” or repay the security before its stated maturity, and the Fund or an Underlying Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund's income, or in securities with greater risks or with other less favorable features.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on the repatriation of foreign currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning. In addition, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.
Extension Risk. During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s or an Underlying Fund's investments.
Income Risk. The Fund’s income may decline due to falling interest rates or other factors. This can occur because the Fund may be required to invest in lower-yielding bonds when a bond in the Fund’s portfolio matures, is near maturity, is called or is prepaid or when the Fund otherwise needs to purchase additional bonds.
Infrastructure Companies Risk. Companies involved in infrastructure or infrastructure-related industries may be adversely affected by supply chain and distribution disruptions, business interruptions, third-party vendor risks, shifts in public and private capital spending levels, regulations, cyber or other attacks, volatility in commodity prices and currencies, trade disputes, scarcity of materials or parts, excess capacity, and liability claims, among other things. The performance of such companies also may be affected by technological developments, extreme weather or other catastrophic events, labor relations, government spending policies, and changes in domestic and international economies.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential
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compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Management Risk. The Fund is subject to management risk, which is the risk that the investment process, techniques, models and/or risk analyses applied by BFA will not produce the desired results. The securities or other assets selected by BFA may result in returns that are inconsistent with the Fund’s investment objective, and the Fund may underperform the market or any relevant benchmark. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to BFA in connection with managing the Fund and may adversely affect the ability of the Fund to achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
National Closed Market Trading Risk. To the extent that securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other funds.
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. These risks include greater market volatility, less market liquidity, higher transaction costs, expropriation, confiscatory taxation, adverse changes in foreign investment or currency control regulations, restrictions on the repatriation of capital, and political instability. Non-U.S. issuers may be subject to different accounting, audit and financial reporting standards than U.S. issuers, and there may be less publicly available information about non-U.S. issuers. Foreign market trading hours, different clearing and settlement procedures, and holiday schedules may limit the Fund's ability to engage in portfolio transactions. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. The Fund is specifically exposed to Asian Economic Risk, European Economic Risk and North American Economic Risk.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Prepayment Risk. During periods of falling interest rates, issuers of certain debt obligations may repay principal prior to the security’s maturity, which may cause the Fund to have to reinvest in securities with lower yields or higher risk of default, resulting in a decline in the Fund’s income or return potential.
Reinvestment Risk. The Fund  or an Underlying Fund may invest a portion of its assets in short-term fixed-income instruments and, as a result, may be adversely affected if interest rates fall because they may have to invest in lower-yielding bonds as bonds mature.
Risk of Investing in China. Investments in Chinese securities, including certain Hong Kong-listed and U.S.-listed securities, are subject to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. Despite economic and market reforms in recent decades, the Chinese government’s control over certain sectors and enterprises and significant regulation of investment and industry are still pervasive. Chinese companies are subject to the risk that Chinese authorities can intervene in their operations and structure. Chinese markets generally continue to experience inefficiency, a lack of publicly available information and/or political and social instability and may be subject to volatility and pricing anomalies resulting from governmental influence. Internal social unrest or confrontations with other countries, including military conflicts in response to such events, may disrupt China’s economy and markets and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher inflation.
China has experienced security concerns, such as terrorism and strained international relations. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, export controls, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers in which the Fund invests. Incidents involving China’s or the region’s security may adversely affect the Chinese economy and markets and the Fund’s investments.
The Chinese economy is highly reliant on trade. A reduction in spending on Chinese products and services, supply chain diversification, the institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions or a trade war between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.
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Chinese companies, including those listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, or for other reasons, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies.
Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. Any change in the operations of entities in a VIE structure, the status of VIE contractual arrangements or the legal or regulatory environment in China could result in significant, and possibly permanent and/or total, losses for investments in VIE issuers. The Fund does not select investments based on investor protection considerations.
Risk of Investing in the China Bond Market. The Fund invests directly in the domestic bond market in the People’s Republic of China (“China” or the “PRC”) (the “China Interbank Bond Market”) through the Bond Connect trading channel. All bonds traded through Bond Connect are registered in the name of the PRC’s Central Moneymarkets Unit (“CMU”), which holds such bonds as a nominee owner. The precise nature and rights of the Fund as the beneficial owner of bonds traded in the China Interbank Bond Market through CMU as nominee are relatively new and untested areas of PRC law, and the exact nature of the Fund’s remedies and methods of enforcement of its rights and interests under PRC law are uncertain.
Market volatility and potential lack of liquidity due to low trading volume of certain bonds in the China Interbank Bond Market may result in the prices of certain bonds fluctuating significantly. Also, the systems used to trade through Bond Connect may not function as expected. Trading through Bond Connect is also subject to regulatory risks, including laws and regulations that are subject to change. There can be no assurance that Bond Connect or its features or systems will not be materially altered, suspended, discontinued or abolished. The Fund may be subject to additional taxation if certain tax exemptions under PRC tax regulations are withdrawn or amended. Any taxes arising from or to the Fund may be directly borne by, or indirectly passed on to, the Fund, which may substantially impact its NAV. Investing through Bond Connect subjects the Fund to currency risk, to the extent that currency rates used for Bond Connect are different than the rates used in the China Interbank Bond Market.
Risk of Investing in Developed Countries. The Fund’s and the Underlying Fund's investment in  developed country issuers will subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s or an Underlying Fund's investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments, including the U.S., the U.K., the E.U., and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities, and jurisdictions may also institute broader sanctions on Russia. Russia has issued a number of countersanctions, some of which restrict the distribution of profits by limited liability companies (e.g., dividends), and prohibit Russian persons from entering into transactions with designated persons from “unfriendly states” as well as the export of raw materials or other products from Russia to certain sanctioned persons.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, import and export restrictions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian companies in which the Fund invests. Actual and threatened responses to Russian military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and are likely to have collateral impacts on such sectors globally. Russian companies may be unable to pay dividends and, if they pay dividends, the Fund may be unable to receive them. As a result of sanctions, the Fund is currently restricted from trading in Russian securities, including those in its portfolio, and the underlying indexes of the Underlying Funds have removed Russian securities. It is unknown when, or if, sanctions may be lifted or the Fund’s ability to trade in Russian securities will resume.
Risk of Investing in Saudi Arabia. Investing in Saudi Arabian issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to Saudi Arabia. The economy of Saudi Arabia is dominated by petroleum exports. A sustained decrease in petroleum prices could have a negative impact on all aspects of the economy. Investments in the securities of Saudi Arabian issuers involve risks not typically associated with investments in securities of issuers in more developed countries, which may negatively affect the value of the Fund’s investments. Such heightened risks may include, among others, the expropriation and/or nationalization of assets,
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restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, crime and instability as a result of religious, ethnic and/or socioeconomic unrest. Instability in the Middle East region could adversely impact the economy of Saudi Arabia, and there is no assurance of political stability in Saudi Arabia.
The ability of foreign investors to invest in the securities of Saudi Arabian companies could be restricted by the Saudi Arabian government at any time, and unforeseen risks could materialize with respect to foreign ownership of such securities. There are a number of ways to conduct transactions in equity securities in the Saudi Arabian market. The Fund generally expects to transact in a manner so that it is not limited by Saudi Arabian regulations to a single broker. However, there may be a limited number of brokers who can provide services to the Fund, which may have an adverse impact on the prices, quantity or timing of Fund transactions.
Risk of Investing in the U.S. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Small Fund Risk. When the Fund’s size is small, the Fund may experience low trading volume and wide bid/ask spreads. The Fund’s performance near its inception date may not represent how the Fund will perform in the future or with a larger asset base. In addition, the Fund may face the risk of being delisted if it does not meet certain requirements set by the listing exchange. Any resulting liquidation of the Fund could lead to elevated transaction costs for the Fund and negative tax consequences for its shareholders.
Tax Risk. Because the Fund is expected to invest in the Underlying Funds, the Fund’s realized losses on sales of shares of an Underlying Fund may be indefinitely or permanently deferred as “wash sales.” Distributions of short-term capital gains by an Underlying Fund will be recognized as ordinary income by the Fund and would not be offset by the Fund’s capital loss carryforwards, if any. Capital loss carryforwards of an Underlying Fund, if any, would not offset net capital gains of the Fund.
Technology Companies Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
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Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of multiple broad-based securities market indexes. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	14.84%	September 30, 2025
During the periods shown in the chart:
Best Quarter	7.01%	September 30, 2024
Worst Quarter	-1.59%	December 31, 2024
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Since Fund Inception
(Inception Date: 10/17/2023)
Return Before Taxes	13.11%	20.28%
Return After Taxes on Distributions	12.59%	19.59%
Return After Taxes on Distributions and Sale of Fund Shares	7.95%	15.38%
Russell 1000 Index (Returns do not reflect deductions for fees, expenses or taxes)	24.51%	29.73%
Bloomberg U.S. Aggregate Bond Index (Returns do not reflect deductions for fees, expenses or taxes)	1.25%	7.99%
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
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Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Christopher Chung and Suzanne Ly (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Mr. Chung and Ms. Ly have been Portfolio Managers of the Fund since 2023.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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iShares LifePath Target Date 2045 ETF
Ticker: ITDEStock Exchange: NYSE Arca
Investment Objective
The iShares LifePath Target Date 2045 ETF (the “2045 Fund” or the “Fund”) seeks to provide retirement outcomes through exposure to a broad portfolio of ETFs which adjusts its allocation as it approaches its target date.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses. The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the Fund’s total return but is not included in the Fund’s ratio of expenses to average net assets. Both figures are shown in the Financial Highlights section of the Fund’s prospectus (the “Prospectus”).
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
0.00%	None	0.00%	0.11%	0.11%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$11	$35	$62	$141
Portfolio Turnover. The Fund and the iShares funds in which the Fund invests (each, an “Underlying Fund” and collectively, the “Underlying Funds”) may pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate for the Fund or Underlying Funds may indicate higher transaction costs and may cause the Fund or Underlying Funds to incur increased expenses. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example (except costs to Underlying Funds included as part of Acquired Fund Fees and Expenses), affect the Fund's performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.
Principal Investment Strategies
The 2045 Fund allocates and reallocates its assets among a combination of Underlying Funds in proportions based on its own investment strategy.
The 2045 Fund is an exchange-traded fund (“ETF”) and does not seek to replicate the performance of a specified index and may have a higher degree of portfolio turnover than such index funds.
The 2045 Fund is one of a group of funds referred to as the “LifePath ETFs,” each of which seeks to provide for retirement outcomes based on quantitatively measured risk that investors on average may be willing to accept given a particular time horizon.
BFA employs a multi-dimensional approach to assess risk for the 2045 Fund and to determine its allocation across asset classes. As part of this multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other
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things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. Under normal circumstances, the 2045 Fund intends to invest primarily in affiliated ETFs.
The 2045 Fund will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom model benchmark, the 2045 Target Date Custom Benchmark. BFA will not publish its custom benchmark but will apply a proprietary model to monitor performance of the 2045 Fund. The 2045 Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2045. As of July 31, 2025, the 2045 Fund holds approximately 81.67% of its assets in Underlying Funds that seek to track particular underlying indexes of equity securities, approximately 12.87% of its assets in Underlying Funds that seek to track particular fixed-income indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments.
As of July 31, 2025, the Fund invests in the iShares 1-5 Year Investment Grade Corporate Bond ETF, iShares 5-10 Year Investment Grade Corporate Bond ETF, iShares 10+ Year Investment Grade Corporate Bond ETF, iShares 10-20 Year Treasury Bond ETF, iShares Core MSCI Emerging Markets ETF, iShares Core MSCI International Developed Markets ETF, iShares Core U.S. REIT ETF, iShares Global Infrastructure ETF, iShares MBS ETF, iShares Russell 1000 ETF, iShares Russell 2000 ETF, iShares U.S. Treasury Bond ETF and money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”). Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See the “Information About the Underlying Funds” section of the prospectus for a list of the Underlying Funds, their classification into equity, fixed-income or money market funds and a brief description of their investment objectives and primary investment strategies.
Under normal circumstances, the Fund’s asset allocation will change over time according to a predetermined “glide path” as the Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, as time elapses prior to retirement, the Fund’s asset allocations become more conservative. This reflects the need for reduced investment risk as retirement approaches and the need for lower volatility of the Fund, which for certain investors may be a primary source of income after retirement. During the year prior to the Fund’s maturity date, its allocation of assets is expected to be similar to that of the Retirement Fund. Further, as retirement approaches, such Fund and the Retirement Fund is expected to, subject to approval by the Trust’s Board of Trustees (the “Board”), merge into a single fund.
The following chart illustrates the glide path — the target allocation among asset classes as the LifePath ETFs approach their target dates:

The following table lists the target allocation by years until retirement:

Years to Retirement	Equity Allocation (including REITs)	Fixed-Income Allocation
45	99%	1%
40	99%	1%
35	99%	1%
30	98%	2%
25	95%	5%
20	87%	13%
15	77%	23%
10	65%	35%
5	53%	47%
0	40%	60%
The asset allocation targets are established by the Fund’s portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.
Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity and fixed-income Underlying Funds in the Fund, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Fund, reallocations of the Fund’s composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited; however, BFA may determine that a greater degree of variation is warranted to protect the Fund or achieve its investment objective.
BFA’s second step in the structuring of the Fund is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See the “Information About the Underlying Funds”
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section of the prospectus for a list of the Underlying Funds, their classification into equity, fixed-income or money market funds and a brief description of their investment objectives and primary investment strategies.
Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Fund. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including emerging growth, large-, mid-, and small-capitalization), region (i.e., U.S., and international, including emerging markets) or other attributes. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, U.S. agency MBS or debentures, CMBS, and other sectors), duration (a measurement of interest rate risk), credit quality (including investment grade bonds and high yield bonds), geographic location (including U.S. and non-U.S. securities, including bonds of emerging market issuers), currency (U.S. dollar-denominated or local currency bonds) or other attributes. Though BFA seeks to diversify the Fund, certain Underlying Funds may concentrate their investments in specific sectors or geographic regions or countries. The percentage allocation to the various styles of equity and fixed-income Underlying Funds is determined at the discretion of the investment team and can be changed to reflect the current market environment.
Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, high yield bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or commodity, an interest rate or an index, when seeking to match the performance of a particular market index. The Fund and certain Underlying Funds may also lend securities with a value up to one-third of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below (either directly or through its investments in the Underlying Funds), any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Allocation Risk. The Fund’s ability to achieve its investment objective depends, in part, on BFA's ability to develop a model that accurately assesses the appropriate asset class allocation for the Fund and selects the best mix of Underlying Funds and other assets. There is no guarantee that these allocation techniques and decisions will produce the desired results for the Fund. There is a risk that the evaluations and assumptions about asset classes or Underlying Funds, which are used as inputs in the model, may be incorrect. This could cause the Fund to be invested, under-invested or not invested in one or more asset classes or Underlying Funds at an inopportune time, which could adversely affect the Fund’s performance.
Investment in Underlying Fund Risk. The Fund invests in the Underlying Funds, so the Fund’s investment performance and risks are likely to be directly related to those of the Underlying Funds. The Fund’s NAV will change with changes in the value of the Underlying Funds and other assets that the Fund holds. The shares of an Underlying Fund may trade at a premium or discount to the Underlying Fund’s NAV. Investors in the Fund will indirectly bear the expenses charged by the Underlying Funds, and an investment in the Fund may entail more expenses than a direct investment in the Underlying Funds.
Affiliated Fund Risk. In managing the Fund, BFA has the ability to select Underlying Funds and substitute Underlying Funds with other exchange-traded funds (“ETFs”) that it believes will achieve the Fund’s investment objective. BFA may be subject to conflicts of interest in selecting Underlying Funds and substituting Underlying Funds with other ETFs because the fees paid to BFA by some Underlying Funds and other ETFs managed by BFA may be higher than the fees paid by other Underlying Funds. Additionally, an Underlying Fund may benefit from being selected in terms of enhanced liquidity and accumulation of assets. If an Underlying Fund or other ETF holds interests in an affiliated fund in excess of a certain amount, the Fund may be prohibited from purchasing shares of that Underlying Fund or other ETF.
Retirement Income Risk. The 2045 Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The 2045 Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in the 2045 Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.
Selection Risk. Selection risk is the risk that the securities selected by the 2045 Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
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Asset Class Risk. The securities and other assets in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, an index, or other asset classes.
Assets Under Management (AUM) Risk. From time to time, an Authorized Participant (as defined below in Authorized Participant Concentration Risk), a third-party investor, the Fund’s adviser, an affiliate of the Fund’s adviser, or another fund may invest in the Fund and hold its investment for a specific period of time to allow the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund or an Underlying Fund may “call” or repay the security before its stated maturity, and the Fund or an Underlying Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund's income, or in securities with greater risks or with other less favorable features.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on the repatriation of foreign currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning. In addition, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.
Extension Risk. During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s or an Underlying Fund's investments.
Financial Companies Risk. Financial services companies are subject to extensive governmental regulation and intervention, which may adversely affect their profitability, the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain and their size, among other things. Financial services companies also may be significantly affected by, among other things, interest rates, economic conditions, volatility in financial markets, credit rating downgrades, adverse public perception, exposure concentration and counterparty risk.
Income Risk. The Fund’s income may decline due to falling interest rates or other factors. This can occur because the Fund may be required to invest in lower-yielding bonds when a bond in the Fund’s portfolio matures, is near maturity, is called or is prepaid or when the Fund otherwise needs to purchase additional bonds.
Infrastructure Companies Risk. Companies involved in infrastructure or infrastructure-related industries may be adversely affected by supply chain and distribution disruptions, business interruptions, third-party vendor risks, shifts in public and private capital spending levels, regulations, cyber or other attacks, volatility in commodity prices and currencies, trade disputes, scarcity of materials or parts, excess capacity, and liability claims, among other things. The performance of such companies also may be affected by technological developments, extreme weather or other catastrophic events, labor relations, government spending policies, and changes in domestic and international economies.
Interest Rate Risk. Interest rate risk refers to the risk of fluctuations in the value of a fixed-income security due to changes in the general level of interest rates. Interest rate changes can be sudden and unpredictable and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand for fixed-income securities. An increase in interest rates generally will cause the value of fixed-income securities to decline. Securities with longer maturities generally are more sensitive to interest rate changes and subject to greater fluctuations in value. Changes in interest rates may have unpredictable effects on fixed-income markets and result in heightened volatility and lower liquidity for certain instruments, which may adversely affect a Fund’s performance. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns or pay dividends to shareholders.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
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Management Risk. The Fund is subject to management risk, which is the risk that the investment process, techniques, models and/or risk analyses applied by BFA will not produce the desired results. The securities or other assets selected by BFA may result in returns that are inconsistent with the Fund’s investment objective, and the Fund may underperform the market or any relevant benchmark. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to BFA in connection with managing the Fund and may adversely affect the ability of the Fund to achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
National Closed Market Trading Risk. To the extent that securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other funds.
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. These risks include greater market volatility, less market liquidity, higher transaction costs, expropriation, confiscatory taxation, adverse changes in foreign investment or currency control regulations, restrictions on the repatriation of capital, and political instability. Non-U.S. issuers may be subject to different accounting, audit and financial reporting standards than U.S. issuers, and there may be less publicly available information about non-U.S. issuers. Foreign market trading hours, different clearing and settlement procedures, and holiday schedules may limit the Fund's ability to engage in portfolio transactions. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. The Fund is specifically exposed to Asian Economic Risk, European Economic Risk and North American Economic Risk.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Prepayment Risk. During periods of falling interest rates, issuers of certain debt obligations may repay principal prior to the security’s maturity, which may cause the Fund to have to reinvest in securities with lower yields or higher risk of default, resulting in a decline in the Fund’s income or return potential.
Risk of Investing in China. Investments in Chinese securities, including certain Hong Kong-listed and U.S.-listed securities, are subject to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. Despite economic and market reforms in recent decades, the Chinese government’s control over certain sectors and enterprises and significant regulation of investment and industry are still pervasive. Chinese companies are subject to the risk that Chinese authorities can intervene in their operations and structure. Chinese markets generally continue to experience inefficiency, a lack of publicly available information and/or political and social instability and may be subject to volatility and pricing anomalies resulting from governmental influence. Internal social unrest or confrontations with other countries, including military conflicts in response to such events, may disrupt China’s economy and markets and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher inflation.
China has experienced security concerns, such as terrorism and strained international relations. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, export controls, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers in which the Fund invests. Incidents involving China’s or the region’s security may adversely affect the Chinese economy and markets and the Fund’s investments.
The Chinese economy is highly reliant on trade. A reduction in spending on Chinese products and services, supply chain diversification, the institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions or a trade war between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.
Chinese companies, including those listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, or for other
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reasons, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies.
Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. Any change in the operations of entities in a VIE structure, the status of VIE contractual arrangements or the legal or regulatory environment in China could result in significant, and possibly permanent and/or total, losses for investments in VIE issuers. The Fund does not select investments based on investor protection considerations.
Risk of Investing in the China Bond Market. The Fund invests directly in the domestic bond market in the People’s Republic of China (“China” or the “PRC”) (the “China Interbank Bond Market”) through the Bond Connect trading channel. All bonds traded through Bond Connect are registered in the name of the PRC’s Central Moneymarkets Unit (“CMU”), which holds such bonds as a nominee owner. The precise nature and rights of the Fund as the beneficial owner of bonds traded in the China Interbank Bond Market through CMU as nominee are relatively new and untested areas of PRC law, and the exact nature of the Fund’s remedies and methods of enforcement of its rights and interests under PRC law are uncertain.
Market volatility and potential lack of liquidity due to low trading volume of certain bonds in the China Interbank Bond Market may result in the prices of certain bonds fluctuating significantly. Also, the systems used to trade through Bond Connect may not function as expected. Trading through Bond Connect is also subject to regulatory risks, including laws and regulations that are subject to change. There can be no assurance that Bond Connect or its features or systems will not be materially altered, suspended, discontinued or abolished. The Fund may be subject to additional taxation if certain tax exemptions under PRC tax regulations are withdrawn or amended. Any taxes arising from or to the Fund may be directly borne by, or indirectly passed on to, the Fund, which may substantially impact its NAV. Investing through Bond Connect subjects the Fund to currency risk, to the extent that currency rates used for Bond Connect are different than the rates used in the China Interbank Bond Market.
Risk of Investing in Developed Countries. The Fund’s and the Underlying Fund's investment in  developed country issuers will subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s or an Underlying Fund's investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments, including the U.S., the U.K., the E.U., and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities, and jurisdictions may also institute broader sanctions on Russia. Russia has issued a number of countersanctions, some of which restrict the distribution of profits by limited liability companies (e.g., dividends), and prohibit Russian persons from entering into transactions with designated persons from “unfriendly states” as well as the export of raw materials or other products from Russia to certain sanctioned persons.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, import and export restrictions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian companies in which the Fund invests. Actual and threatened responses to Russian military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and are likely to have collateral impacts on such sectors globally. Russian companies may be unable to pay dividends and, if they pay dividends, the Fund may be unable to receive them. As a result of sanctions, the Fund is currently restricted from trading in Russian securities, including those in its portfolio, and the underlying indexes of the Underlying Funds have removed Russian securities. It is unknown when, or if, sanctions may be lifted or the Fund’s ability to trade in Russian securities will resume.
Risk of Investing in Saudi Arabia. Investing in Saudi Arabian issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to Saudi Arabia. The economy of Saudi Arabia is dominated by petroleum exports. A sustained decrease in petroleum prices could have a negative impact on all aspects of the economy. Investments in the securities of Saudi Arabian issuers involve risks not typically associated with investments in securities of issuers in more developed countries, which may negatively affect the value of the Fund’s investments. Such heightened risks may include, among others, the expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, crime and instability as a result of religious, ethnic and/or socioeconomic unrest. Instability in the Middle East region could adversely impact the economy of Saudi Arabia, and there is no assurance of political stability in Saudi Arabia.
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The ability of foreign investors to invest in the securities of Saudi Arabian companies could be restricted by the Saudi Arabian government at any time, and unforeseen risks could materialize with respect to foreign ownership of such securities. There are a number of ways to conduct transactions in equity securities in the Saudi Arabian market. The Fund generally expects to transact in a manner so that it is not limited by Saudi Arabian regulations to a single broker. However, there may be a limited number of brokers who can provide services to the Fund, which may have an adverse impact on the prices, quantity or timing of Fund transactions.
Risk of Investing in the U.S. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Small Fund Risk. When the Fund’s size is small, the Fund may experience low trading volume and wide bid/ask spreads. The Fund’s performance near its inception date may not represent how the Fund will perform in the future or with a larger asset base. In addition, the Fund may face the risk of being delisted if it does not meet certain requirements set by the listing exchange. Any resulting liquidation of the Fund could lead to elevated transaction costs for the Fund and negative tax consequences for its shareholders.
Tax Risk. Because the Fund is expected to invest in the Underlying Funds, the Fund’s realized losses on sales of shares of an Underlying Fund may be indefinitely or permanently deferred as “wash sales.” Distributions of short-term capital gains by an Underlying Fund will be recognized as ordinary income by the Fund and would not be offset by the Fund’s capital loss carryforwards, if any. Capital loss carryforwards of an Underlying Fund, if any, would not offset net capital gains of the Fund.
Technology Companies Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
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Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of multiple broad-based securities market indexes. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	16.15%	September 30, 2025
During the periods shown in the chart:
Best Quarter	7.13%	September 30, 2024
Worst Quarter	-1.49%	December 31, 2024
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Since Fund Inception
(Inception Date: 10/17/2023)
Return Before Taxes	14.56%	21.69%
Return After Taxes on Distributions	14.04%	21.02%
Return After Taxes on Distributions and Sale of Fund Shares	8.85%	16.51%
Russell 1000 Index (Returns do not reflect deductions for fees, expenses or taxes)	24.51%	29.73%
Bloomberg U.S. Aggregate Bond Index (Returns do not reflect deductions for fees, expenses or taxes)	1.25%	7.99%
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
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Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Christopher Chung and Suzanne Ly (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Mr. Chung and Ms. Ly have been Portfolio Managers of the Fund since 2023.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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iShares LifePath Target Date 2050 ETF
Ticker: ITDFStock Exchange: NYSE Arca
Investment Objective
The iShares LifePath Target Date 2050 ETF (the “2050 Fund” or the “Fund”) seeks to provide retirement outcomes through exposure to a broad portfolio of ETFs which adjusts its allocation as it approaches its target date.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses. The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the Fund’s total return but is not included in the Fund’s ratio of expenses to average net assets. Both figures are shown in the Financial Highlights section of the Fund’s prospectus (the “Prospectus”).
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
0.00%	None	0.00%	0.11%	0.11%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$11	$35	$62	$141
Portfolio Turnover. The Fund and the iShares funds in which the Fund invests (each, an “Underlying Fund” and collectively, the “Underlying Funds”) may pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate for the Fund or Underlying Funds may indicate higher transaction costs and may cause the Fund or Underlying Funds to incur increased expenses. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example (except costs to Underlying Funds included as part of Acquired Fund Fees and Expenses), affect the Fund's performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.
Principal Investment Strategies
The 2050 Fund allocates and reallocates its assets among a combination of Underlying Funds in proportions based on its own investment strategy.
The 2050 Fund is an exchange-traded fund (“ETF”) and does not seek to replicate the performance of a specified index and may have a higher degree of portfolio turnover than such index funds.
The 2050 Fund is one of a group of funds referred to as the “LifePath ETFs,” each of which seeks to provide for retirement outcomes based on quantitatively measured risk that investors on average may be willing to accept given a particular time horizon.
BFA employs a multi-dimensional approach to assess risk for the 2050 Fund and to determine its allocation across asset classes. As part of this multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other
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things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. Under normal circumstances, the 2050 Fund intends to invest primarily in affiliated ETFs.
The 2050 Fund will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom model benchmark, the 2050 Target Date Custom Benchmark. BFA will not publish its custom benchmark but will apply a proprietary model to monitor performance of the 2050 Fund. The 2050 Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2050. As of July 31, 2025, the 2050 Fund holds approximately 87.86% of its assets in Underlying Funds that seek to track particular underlying indexes of equity securities, approximately 5.23% of its assets in Underlying Funds that seek to track particular fixed-income indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments.
As of July 31, 2025, the Fund invests in the iShares 1-5 Year Investment Grade Corporate Bond ETF, iShares 5-10 Year Investment Grade Corporate Bond ETF, iShares 10+ Year Investment Grade Corporate Bond ETF, iShares 10-20 Year Treasury Bond ETF, iShares Core MSCI Emerging Markets ETF, iShares Core MSCI International Developed Markets ETF, iShares Core U.S. REIT ETF, iShares Russell 1000 ETF, iShares Russell 2000 ETF, iShares U.S. Treasury Bond ETF and money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”). Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See the “Information About the Underlying Funds” section of the prospectus for a list of the Underlying Funds, their classification into equity, fixed-income or money market funds and a brief description of their investment objectives and primary investment strategies.
Under normal circumstances, the Fund’s asset allocation will change over time according to a predetermined “glide path” as the Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, as time elapses prior to retirement, the Fund’s asset allocations become more conservative. This reflects the need for reduced investment risk as retirement approaches and the need for lower volatility of the Fund, which for certain investors may be a primary source of income after retirement. During the year prior to the Fund’s maturity date, its allocation of assets is expected to be similar to that of the Retirement Fund. Further, as retirement approaches, such Fund and the Retirement Fund is expected to, subject to approval by the Trust’s Board of Trustees (the “Board”), merge into a single fund.
The following chart illustrates the glide path — the target allocation among asset classes as the LifePath ETFs approach their target dates:

The following table lists the target allocation by years until retirement:

Years to Retirement	Equity Allocation (including REITs)	Fixed-Income Allocation
45	99%	1%
40	99%	1%
35	99%	1%
30	98%	2%
25	95%	5%
20	87%	13%
15	77%	23%
10	65%	35%
5	53%	47%
0	40%	60%
The asset allocation targets are established by the Fund’s portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.
Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity and fixed-income Underlying Funds in the Fund, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Fund, reallocations of the Fund’s composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited; however, BFA may determine that a greater degree of variation is warranted to protect the Fund or achieve its investment objective.
BFA’s second step in the structuring of the Fund is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See the “Information About the Underlying Funds”
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section of the prospectus for a list of the Underlying Funds, their classification into equity, fixed-income or money market funds and a brief description of their investment objectives and primary investment strategies.
Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Fund. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including emerging growth, large-, mid-, and small-capitalization), region (i.e., U.S., and international, including emerging markets) or other attributes. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, U.S. agency MBS or debentures, CMBS, and other sectors), duration (a measurement of interest rate risk), credit quality (including investment grade bonds and high yield bonds), geographic location (including U.S. and non-U.S. securities, including bonds of emerging market issuers), currency (U.S. dollar-denominated or local currency bonds) or other attributes. Though BFA seeks to diversify the Fund, certain Underlying Funds may concentrate their investments in specific sectors or geographic regions or countries. The percentage allocation to the various styles of equity and fixed-income Underlying Funds is determined at the discretion of the investment team and can be changed to reflect the current market environment.
Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, high yield bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or commodity, an interest rate or an index, when seeking to match the performance of a particular market index. The Fund and certain Underlying Funds may also lend securities with a value up to one-third of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below (either directly or through its investments in the Underlying Funds), any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Allocation Risk. The Fund’s ability to achieve its investment objective depends, in part, on BFA's ability to develop a model that accurately assesses the appropriate asset class allocation for the Fund and selects the best mix of Underlying Funds and other assets. There is no guarantee that these allocation techniques and decisions will produce the desired results for the Fund. There is a risk that the evaluations and assumptions about asset classes or Underlying Funds, which are used as inputs in the model, may be incorrect. This could cause the Fund to be invested, under-invested or not invested in one or more asset classes or Underlying Funds at an inopportune time, which could adversely affect the Fund’s performance.
Investment in Underlying Fund Risk. The Fund invests in the Underlying Funds, so the Fund’s investment performance and risks are likely to be directly related to those of the Underlying Funds. The Fund’s NAV will change with changes in the value of the Underlying Funds and other assets that the Fund holds. The shares of an Underlying Fund may trade at a premium or discount to the Underlying Fund’s NAV. Investors in the Fund will indirectly bear the expenses charged by the Underlying Funds, and an investment in the Fund may entail more expenses than a direct investment in the Underlying Funds.
Affiliated Fund Risk. In managing the Fund, BFA has the ability to select Underlying Funds and substitute Underlying Funds with other exchange-traded funds (“ETFs”) that it believes will achieve the Fund’s investment objective. BFA may be subject to conflicts of interest in selecting Underlying Funds and substituting Underlying Funds with other ETFs because the fees paid to BFA by some Underlying Funds and other ETFs managed by BFA may be higher than the fees paid by other Underlying Funds. Additionally, an Underlying Fund may benefit from being selected in terms of enhanced liquidity and accumulation of assets. If an Underlying Fund or other ETF holds interests in an affiliated fund in excess of a certain amount, the Fund may be prohibited from purchasing shares of that Underlying Fund or other ETF.
Retirement Income Risk. The 2050 Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The 2050 Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in the 2050 Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.
Selection Risk. Selection risk is the risk that the securities selected by the 2050 Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
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Asset Class Risk. The securities and other assets in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, an index, or other asset classes.
Assets Under Management (AUM) Risk. From time to time, an Authorized Participant (as defined below in Authorized Participant Concentration Risk), a third-party investor, the Fund’s adviser, an affiliate of the Fund’s adviser, or another fund may invest in the Fund and hold its investment for a specific period of time to allow the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund or an Underlying Fund may “call” or repay the security before its stated maturity, and the Fund or an Underlying Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund's income, or in securities with greater risks or with other less favorable features.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Consumer Goods and Services Companies Risk. Consumer goods and services companies face risks related to changes in consumer preferences and disposable income, commodity prices, government regulation, supply chain disruptions, damage to brand or reputation, economic slowdown and labor shortages, among other things.
Credit Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security may be unable or unwilling, or may be perceived as unable or unwilling, to make timely principal and/or interest payments or to otherwise honor its obligations. The credit rating assigned to a security or its issuer does not necessarily reflect the issuer’s current financial condition or an investment’s volatility or liquidity. An actual or perceived decline in an issuer’s creditworthiness may result in a decrease in the value and liquidity of its securities as well as greater price volatility, which may make it difficult to sell the securities. The Fund may be adversely affected if an investment that it holds experiences a downgrade or a default.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on the repatriation of foreign currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning. In addition, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.
Financial Companies Risk. Financial services companies are subject to extensive governmental regulation and intervention, which may adversely affect their profitability, the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain and their size, among other things. Financial services companies also may be significantly affected by, among other things, interest rates, economic conditions, volatility in financial markets, credit rating downgrades, adverse public perception, exposure concentration and counterparty risk.
Income Risk. The Fund’s income may decline due to falling interest rates or other factors. This can occur because the Fund may be required to invest in lower-yielding bonds when a bond in the Fund’s portfolio matures, is near maturity, is called or is prepaid or when the Fund otherwise needs to purchase additional bonds.
Infrastructure Companies Risk. Companies involved in infrastructure or infrastructure-related industries may be adversely affected by supply chain and distribution disruptions, business interruptions, third-party vendor risks, shifts in public and private capital spending levels, regulations, cyber or other attacks, volatility in commodity prices and currencies, trade disputes, scarcity of materials or parts, excess capacity, and liability claims, among other things. The performance of such companies also may be affected by technological developments, extreme weather or other catastrophic events, labor relations, government spending policies, and changes in domestic and international economies.
Interest Rate Risk. Interest rate risk refers to the risk of fluctuations in the value of a fixed-income security due to changes in the general level of interest rates. Interest rate changes can be sudden and unpredictable and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand for fixed-income securities. An increase in interest rates generally will cause the value of fixed-income securities to decline. Securities with longer maturities generally are more sensitive to interest rate changes and subject to greater fluctuations in value. Changes in interest rates may have unpredictable effects on fixed-income markets and result in heightened volatility and lower liquidity for certain instruments, which may adversely affect a Fund’s performance. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns or pay dividends to shareholders.
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Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Management Risk. The Fund is subject to management risk, which is the risk that the investment process, techniques, models and/or risk analyses applied by BFA will not produce the desired results. The securities or other assets selected by BFA may result in returns that are inconsistent with the Fund’s investment objective, and the Fund may underperform the market or any relevant benchmark. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to BFA in connection with managing the Fund and may adversely affect the ability of the Fund to achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
National Closed Market Trading Risk. To the extent that securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other funds.
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. These risks include greater market volatility, less market liquidity, higher transaction costs, expropriation, confiscatory taxation, adverse changes in foreign investment or currency control regulations, restrictions on the repatriation of capital, and political instability. Non-U.S. issuers may be subject to different accounting, audit and financial reporting standards than U.S. issuers, and there may be less publicly available information about non-U.S. issuers. Foreign market trading hours, different clearing and settlement procedures, and holiday schedules may limit the Fund's ability to engage in portfolio transactions. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. The Fund is specifically exposed to Asian Economic Risk, European Economic Risk and North American Economic Risk.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Risk of Investing in China. Investments in Chinese securities, including certain Hong Kong-listed and U.S.-listed securities, are subject to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. Despite economic and market reforms in recent decades, the Chinese government’s control over certain sectors and enterprises and significant regulation of investment and industry are still pervasive. Chinese companies are subject to the risk that Chinese authorities can intervene in their operations and structure. Chinese markets generally continue to experience inefficiency, a lack of publicly available information and/or political and social instability and may be subject to volatility and pricing anomalies resulting from governmental influence. Internal social unrest or confrontations with other countries, including military conflicts in response to such events, may disrupt China’s economy and markets and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher inflation.
China has experienced security concerns, such as terrorism and strained international relations. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, export controls, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers in which the Fund invests. Incidents involving China’s or the region’s security may adversely affect the Chinese economy and markets and the Fund’s investments.
The Chinese economy is highly reliant on trade. A reduction in spending on Chinese products and services, supply chain diversification, the institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions or a trade war between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the
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economies of China’s key trading partners may have an adverse impact on the Chinese economy.
Chinese companies, including those listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, or for other reasons, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies.
Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. Any change in the operations of entities in a VIE structure, the status of VIE contractual arrangements or the legal or regulatory environment in China could result in significant, and possibly permanent and/or total, losses for investments in VIE issuers. The Fund does not select investments based on investor protection considerations.
Risk of Investing in the China Bond Market. The Fund invests directly in the domestic bond market in the People’s Republic of China (“China” or the “PRC”) (the “China Interbank Bond Market”) through the Bond Connect trading channel. All bonds traded through Bond Connect are registered in the name of the PRC’s Central Moneymarkets Unit (“CMU”), which holds such bonds as a nominee owner. The precise nature and rights of the Fund as the beneficial owner of bonds traded in the China Interbank Bond Market through CMU as nominee are relatively new and untested areas of PRC law, and the exact nature of the Fund’s remedies and methods of enforcement of its rights and interests under PRC law are uncertain.
Market volatility and potential lack of liquidity due to low trading volume of certain bonds in the China Interbank Bond Market may result in the prices of certain bonds fluctuating significantly. Also, the systems used to trade through Bond Connect may not function as expected. Trading through Bond Connect is also subject to regulatory risks, including laws and regulations that are subject to change. There can be no assurance that Bond Connect or its features or systems will not be materially altered, suspended, discontinued or abolished. The Fund may be subject to additional taxation if certain tax exemptions under PRC tax regulations are withdrawn or amended. Any taxes arising from or to the Fund may be directly borne by, or indirectly passed on to, the Fund, which may substantially impact its NAV. Investing through Bond Connect subjects the Fund to currency risk, to the extent that currency rates used for Bond Connect are different than the rates used in the China Interbank Bond Market.
Risk of Investing in Developed Countries. The Fund’s and the Underlying Fund's investment in  developed country issuers will subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s or an Underlying Fund's investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments, including the U.S., the U.K., the E.U., and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities, and jurisdictions may also institute broader sanctions on Russia. Russia has issued a number of countersanctions, some of which restrict the distribution of profits by limited liability companies (e.g., dividends), and prohibit Russian persons from entering into transactions with designated persons from “unfriendly states” as well as the export of raw materials or other products from Russia to certain sanctioned persons.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, import and export restrictions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian companies in which the Fund invests. Actual and threatened responses to Russian military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and are likely to have collateral impacts on such sectors globally. Russian companies may be unable to pay dividends and, if they pay dividends, the Fund may be unable to receive them. As a result of sanctions, the Fund is currently restricted from trading in Russian securities, including those in its portfolio, and the underlying indexes of the Underlying Funds have removed Russian securities. It is unknown when, or if, sanctions may be lifted or the Fund’s ability to trade in Russian securities will resume.
Risk of Investing in Saudi Arabia. Investing in Saudi Arabian issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to Saudi Arabia. The economy of Saudi Arabia is dominated by petroleum exports. A sustained decrease in petroleum prices could have a negative impact on all aspects of the economy. Investments in the securities of Saudi Arabian issuers involve risks not typically associated with investments in securities of issuers in more developed countries, which may negatively affect the value of the
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Fund’s investments. Such heightened risks may include, among others, the expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, crime and instability as a result of religious, ethnic and/or socioeconomic unrest. Instability in the Middle East region could adversely impact the economy of Saudi Arabia, and there is no assurance of political stability in Saudi Arabia.
The ability of foreign investors to invest in the securities of Saudi Arabian companies could be restricted by the Saudi Arabian government at any time, and unforeseen risks could materialize with respect to foreign ownership of such securities. There are a number of ways to conduct transactions in equity securities in the Saudi Arabian market. The Fund generally expects to transact in a manner so that it is not limited by Saudi Arabian regulations to a single broker. However, there may be a limited number of brokers who can provide services to the Fund, which may have an adverse impact on the prices, quantity or timing of Fund transactions.
Risk of Investing in the U.S. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Small Fund Risk. When the Fund’s size is small, the Fund may experience low trading volume and wide bid/ask spreads. The Fund’s performance near its inception date may not represent how the Fund will perform in the future or with a larger asset base. In addition, the Fund may face the risk of being delisted if it does not meet certain requirements set by the listing exchange. Any resulting liquidation of the Fund could lead to elevated transaction costs for the Fund and negative tax consequences for its shareholders.
Tax Risk. Because the Fund is expected to invest in the Underlying Funds, the Fund’s realized losses on sales of shares of an Underlying Fund may be indefinitely or permanently deferred as “wash sales.” Distributions of short-term capital gains by an Underlying Fund will be recognized as ordinary income by the Fund and would not be offset by the Fund’s capital loss carryforwards, if any. Capital loss carryforwards of an Underlying Fund, if any, would not offset net capital gains of the Fund.
Technology Companies Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
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Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of multiple broad-based securities market indexes. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	17.43%	September 30, 2025
During the periods shown in the chart:
Best Quarter	7.46%	March 31, 2024
Worst Quarter	-1.18%	December 31, 2024
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Since Fund Inception
(Inception Date: 10/17/2023)
Return Before Taxes	16.06%	22.76%
Return After Taxes on Distributions	15.59%	22.17%
Return After Taxes on Distributions and Sale of Fund Shares	9.77%	17.39%
Russell 1000 Index (Returns do not reflect deductions for fees, expenses or taxes)	24.51%	29.73%
Bloomberg U.S. Aggregate Bond Index (Returns do not reflect deductions for fees, expenses or taxes)	1.25%	7.99%
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
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Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Christopher Chung and Suzanne Ly (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Mr. Chung and Ms. Ly have been Portfolio Managers of the Fund since 2023.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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iShares LifePath Target Date 2055 ETF
Ticker: ITDGStock Exchange: NYSE Arca
Investment Objective
The iShares LifePath Target Date 2055 ETF (the “2055 Fund” or the “Fund”) seeks to provide retirement outcomes through exposure to a broad portfolio of ETFs which adjusts its allocation as it approaches its target date.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses. The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the Fund’s total return but is not included in the Fund’s ratio of expenses to average net assets. Both figures are shown in the Financial Highlights section of the Fund’s prospectus (the “Prospectus”).
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
0.00%	None	0.00%	0.12%	0.12%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$12	$39	$68	$154
Portfolio Turnover. The Fund and the iShares funds in which the Fund invests (each, an “Underlying Fund” and collectively, the “Underlying Funds”) may pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate for the Fund or Underlying Funds may indicate higher transaction costs and may cause the Fund or Underlying Funds to incur increased expenses. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example (except costs to Underlying Funds included as part of Acquired Fund Fees and Expenses), affect the Fund's performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
Principal Investment Strategies
The 2055 Fund allocates and reallocates its assets among a combination of Underlying Funds in proportions based on its own investment strategy.
The 2055 Fund is an exchange-traded fund (“ETF”) and does not seek to replicate the performance of a specified index and may have a higher degree of portfolio turnover than such index funds.
The 2055 Fund is one of a group of funds referred to as the “LifePath ETFs,” each of which seeks to provide for retirement outcomes based on quantitatively measured risk that investors on average may be willing to accept given a particular time horizon.
BFA employs a multi-dimensional approach to assess risk for the 2055 Fund and to determine its allocation across asset classes. As part of this multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other
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things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. Under normal circumstances, the 2055 Fund intends to invest primarily in affiliated ETFs.
The 2055 Fund will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom model benchmark, the 2055 Target Date Custom Benchmark. BFA will not publish its custom benchmark but will apply a proprietary model to monitor performance of the 2055 Fund. The 2055 Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2055. As of July 31, 2025, the 2055 Fund holds approximately 93.35% of its assets in Underlying Funds that seek to track particular underlying indexes of equity securities, approximately 1.59% of its assets in Underlying Funds that seek to track particular fixed-income indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments.
As of July 31, 2025, the Fund invests in the iShares 10+ Year Investment Grade Corporate Bond ETF, iShares Core MSCI Emerging Markets ETF, iShares Core MSCI International Developed Markets ETF, iShares Core U.S. REIT ETF, iShares Russell 1000 ETF, iShares Russell 2000 ETF and BlackRock Cash Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See the “Information About the Underlying Funds” section of the prospectus for a list of the Underlying Funds, their classification into equity, fixed-income or money market funds and a brief description of their investment objectives and primary investment strategies.
Under normal circumstances, the Fund’s asset allocation will change over time according to a predetermined “glide path” as the Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, as time elapses prior to retirement, the Fund’s asset allocations become more conservative. This reflects the need for reduced investment risk as retirement approaches and the need for lower volatility of the Fund, which for certain investors may be a primary source of income after retirement. During the year prior to the Fund’s maturity date, its allocation of assets is expected to be similar to that of the Retirement Fund. Further, as retirement approaches, such Fund and the Retirement Fund is expected to, subject to approval by the Trust’s Board of Trustees (the “Board”), merge into a single fund.
The following chart illustrates the glide path — the target allocation among asset classes as the LifePath ETFs approach their target dates:

The following table lists the target allocation by years until retirement:

Years to Retirement	Equity Allocation (including REITs)	Fixed-Income Allocation
45	99%	1%
40	99%	1%
35	99%	1%
30	98%	2%
25	95%	5%
20	87%	13%
15	77%	23%
10	65%	35%
5	53%	47%
0	40%	60%
The asset allocation targets are established by the Fund’s portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.
Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity and fixed-income Underlying Funds in the Fund, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Fund, reallocations of the Fund’s composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited; however, BFA may determine that a greater degree of variation is warranted to protect the Fund or achieve its investment objective.
BFA’s second step in the structuring of the Fund is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See the “Information About the Underlying Funds”
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section of the prospectus for a list of the Underlying Funds, their classification into equity, fixed-income or money market funds and a brief description of their investment objectives and primary investment strategies.
Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Fund. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including emerging growth, large-, mid-, and small-capitalization), region (i.e., U.S., and international, including emerging markets) or other attributes. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, U.S. agency MBS or debentures, CMBS, and other sectors), duration (a measurement of interest rate risk), credit quality (including investment grade bonds and high yield bonds), geographic location (including U.S. and non-U.S. securities, including bonds of emerging market issuers), currency (U.S. dollar-denominated or local currency bonds) or other attributes. Though BFA seeks to diversify the Fund, certain Underlying Funds may concentrate their investments in specific sectors or geographic regions or countries. The percentage allocation to the various styles of equity and fixed-income Underlying Funds is determined at the discretion of the investment team and can be changed to reflect the current market environment.
Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, high yield bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or commodity, an interest rate or an index, when seeking to match the performance of a particular market index. The Fund and certain Underlying Funds may also lend securities with a value up to one-third of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below (either directly or through its investments in the Underlying Funds), any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Allocation Risk. The Fund’s ability to achieve its investment objective depends, in part, on BFA's ability to develop a model that accurately assesses the appropriate asset class allocation for the Fund and selects the best mix of Underlying Funds and other assets. There is no guarantee that these allocation techniques and decisions will produce the desired results for the Fund. There is a risk that the evaluations and assumptions about asset classes or Underlying Funds, which are used as inputs in the model, may be incorrect. This could cause the Fund to be invested, under-invested or not invested in one or more asset classes or Underlying Funds at an inopportune time, which could adversely affect the Fund’s performance.
Investment in Underlying Fund Risk. The Fund invests in the Underlying Funds, so the Fund’s investment performance and risks are likely to be directly related to those of the Underlying Funds. The Fund’s NAV will change with changes in the value of the Underlying Funds and other assets that the Fund holds. The shares of an Underlying Fund may trade at a premium or discount to the Underlying Fund’s NAV. Investors in the Fund will indirectly bear the expenses charged by the Underlying Funds, and an investment in the Fund may entail more expenses than a direct investment in the Underlying Funds.
Affiliated Fund Risk. In managing the Fund, BFA has the ability to select Underlying Funds and substitute Underlying Funds with other exchange-traded funds (“ETFs”) that it believes will achieve the Fund’s investment objective. BFA may be subject to conflicts of interest in selecting Underlying Funds and substituting Underlying Funds with other ETFs because the fees paid to BFA by some Underlying Funds and other ETFs managed by BFA may be higher than the fees paid by other Underlying Funds. Additionally, an Underlying Fund may benefit from being selected in terms of enhanced liquidity and accumulation of assets. If an Underlying Fund or other ETF holds interests in an affiliated fund in excess of a certain amount, the Fund may be prohibited from purchasing shares of that Underlying Fund or other ETF.
Retirement Income Risk. The 2055 Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The 2055 Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in the 2055 Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.
Selection Risk. Selection risk is the risk that the securities selected by the 2055 Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
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Asset Class Risk. The securities and other assets in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, an index, or other asset classes.
Assets Under Management (AUM) Risk. From time to time, an Authorized Participant (as defined below in Authorized Participant Concentration Risk), a third-party investor, the Fund’s adviser, an affiliate of the Fund’s adviser, or another fund may invest in the Fund and hold its investment for a specific period of time to allow the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund or an Underlying Fund may “call” or repay the security before its stated maturity, and the Fund or an Underlying Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund's income, or in securities with greater risks or with other less favorable features.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Consumer Goods and Services Companies Risk. Consumer goods and services companies face risks related to changes in consumer preferences and disposable income, commodity prices, government regulation, supply chain disruptions, damage to brand or reputation, economic slowdown and labor shortages, among other things.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on the repatriation of foreign currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning. In addition, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.
Financial Companies Risk. Financial services companies are subject to extensive governmental regulation and intervention, which may adversely affect their profitability, the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain and their size, among other things. Financial services companies also may be significantly affected by, among other things, interest rates, economic conditions, volatility in financial markets, credit rating downgrades, adverse public perception, exposure concentration and counterparty risk.
Income Risk. The Fund’s income may decline due to falling interest rates or other factors. This can occur because the Fund may be required to invest in lower-yielding bonds when a bond in the Fund’s portfolio matures, is near maturity, is called or is prepaid or when the Fund otherwise needs to purchase additional bonds.
Interest Rate Risk. Interest rate risk refers to the risk of fluctuations in the value of a fixed-income security due to changes in the general level of interest rates. Interest rate changes can be sudden and unpredictable and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand for fixed-income securities. An increase in interest rates generally will cause the value of fixed-income securities to decline. Securities with longer maturities generally are more sensitive to interest rate changes and subject to greater fluctuations in value. Changes in interest rates may have unpredictable effects on fixed-income markets and result in heightened volatility and lower liquidity for certain instruments, which may adversely affect a Fund’s performance. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns or pay dividends to shareholders.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Management Risk. The Fund is subject to management risk, which is the risk that the investment process, techniques, models and/or risk analyses applied by BFA will not produce the desired results. The securities or other assets selected by BFA may result in returns that are inconsistent with the Fund’s investment objective, and the Fund may underperform the market or any relevant benchmark. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to
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BFA in connection with managing the Fund and may adversely affect the ability of the Fund to achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
National Closed Market Trading Risk. To the extent that securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other funds.
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. These risks include greater market volatility, less market liquidity, higher transaction costs, expropriation, confiscatory taxation, adverse changes in foreign investment or currency control regulations, restrictions on the repatriation of capital, and political instability. Non-U.S. issuers may be subject to different accounting, audit and financial reporting standards than U.S. issuers, and there may be less publicly available information about non-U.S. issuers. Foreign market trading hours, different clearing and settlement procedures, and holiday schedules may limit the Fund's ability to engage in portfolio transactions. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. The Fund is specifically exposed to Asian Economic Risk, European Economic Risk and North American Economic Risk.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Risk of Investing in China. Investments in Chinese securities, including certain Hong Kong-listed and U.S.-listed securities, are subject to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. Despite economic and market reforms in recent decades, the Chinese government’s control over certain sectors and enterprises and significant regulation of investment and industry are still pervasive. Chinese companies are subject to the risk that Chinese authorities can intervene in their operations and structure. Chinese markets generally continue to experience inefficiency, a lack of publicly available information and/or political and social instability and may be subject to volatility and pricing anomalies resulting from governmental influence. Internal social unrest or confrontations with other countries, including military conflicts in response to such events, may disrupt China’s economy and markets and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher inflation.
China has experienced security concerns, such as terrorism and strained international relations. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, export controls, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers in which the Fund invests. Incidents involving China’s or the region’s security may adversely affect the Chinese economy and markets and the Fund’s investments.
The Chinese economy is highly reliant on trade. A reduction in spending on Chinese products and services, supply chain diversification, the institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions or a trade war between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.
Chinese companies, including those listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, or for other reasons, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies.
Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. Any change in the operations of entities in a VIE structure, the status of VIE contractual arrangements or the legal or regulatory environment in China could result in significant, and possibly permanent and/or total, losses for investments in VIE issuers. The Fund does not select investments based on investor protection considerations.
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Risk of Investing in the China Bond Market. The Fund invests directly in the domestic bond market in the People’s Republic of China (“China” or the “PRC”) (the “China Interbank Bond Market”) through the Bond Connect trading channel. All bonds traded through Bond Connect are registered in the name of the PRC’s Central Moneymarkets Unit (“CMU”), which holds such bonds as a nominee owner. The precise nature and rights of the Fund as the beneficial owner of bonds traded in the China Interbank Bond Market through CMU as nominee are relatively new and untested areas of PRC law, and the exact nature of the Fund’s remedies and methods of enforcement of its rights and interests under PRC law are uncertain.
Market volatility and potential lack of liquidity due to low trading volume of certain bonds in the China Interbank Bond Market may result in the prices of certain bonds fluctuating significantly. Also, the systems used to trade through Bond Connect may not function as expected. Trading through Bond Connect is also subject to regulatory risks, including laws and regulations that are subject to change. There can be no assurance that Bond Connect or its features or systems will not be materially altered, suspended, discontinued or abolished. The Fund may be subject to additional taxation if certain tax exemptions under PRC tax regulations are withdrawn or amended. Any taxes arising from or to the Fund may be directly borne by, or indirectly passed on to, the Fund, which may substantially impact its NAV. Investing through Bond Connect subjects the Fund to currency risk, to the extent that currency rates used for Bond Connect are different than the rates used in the China Interbank Bond Market.
Risk of Investing in Developed Countries. The Fund’s and the Underlying Fund's investment in  developed country issuers will subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s or an Underlying Fund's investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments, including the U.S., the U.K., the E.U., and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities, and jurisdictions may also institute broader sanctions on Russia. Russia has issued a number of countersanctions, some of which restrict the distribution of profits by limited liability companies (e.g., dividends), and prohibit Russian persons from entering into transactions with designated persons from “unfriendly states” as well as the export of raw materials or other products from Russia to certain sanctioned persons.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, import and export restrictions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian companies in which the Fund invests. Actual and threatened responses to Russian military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and are likely to have collateral impacts on such sectors globally. Russian companies may be unable to pay dividends and, if they pay dividends, the Fund may be unable to receive them. As a result of sanctions, the Fund is currently restricted from trading in Russian securities, including those in its portfolio, and the underlying indexes of the Underlying Funds have removed Russian securities. It is unknown when, or if, sanctions may be lifted or the Fund’s ability to trade in Russian securities will resume.
Risk of Investing in Saudi Arabia. Investing in Saudi Arabian issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to Saudi Arabia. The economy of Saudi Arabia is dominated by petroleum exports. A sustained decrease in petroleum prices could have a negative impact on all aspects of the economy. Investments in the securities of Saudi Arabian issuers involve risks not typically associated with investments in securities of issuers in more developed countries, which may negatively affect the value of the Fund’s investments. Such heightened risks may include, among others, the expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, crime and instability as a result of religious, ethnic and/or socioeconomic unrest. Instability in the Middle East region could adversely impact the economy of Saudi Arabia, and there is no assurance of political stability in Saudi Arabia.
The ability of foreign investors to invest in the securities of Saudi Arabian companies could be restricted by the Saudi Arabian government at any time, and unforeseen risks could materialize with respect to foreign ownership of such securities. There are a number of ways to conduct transactions in equity securities in the Saudi Arabian market. The Fund generally expects to transact in a manner so that it is not limited by Saudi Arabian regulations to a single broker. However, there may be a limited number of brokers who can provide services to the Fund, which may have an adverse impact on the prices, quantity or timing of Fund transactions.
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Risk of Investing in the U.S. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Small Fund Risk. When the Fund’s size is small, the Fund may experience low trading volume and wide bid/ask spreads. The Fund’s performance near its inception date may not represent how the Fund will perform in the future or with a larger asset base. In addition, the Fund may face the risk of being delisted if it does not meet certain requirements set by the listing exchange. Any resulting liquidation of the Fund could lead to elevated transaction costs for the Fund and negative tax consequences for its shareholders.
Tax Risk. Because the Fund is expected to invest in the Underlying Funds, the Fund’s realized losses on sales of shares of an Underlying Fund may be indefinitely or permanently deferred as “wash sales.” Distributions of short-term capital gains by an Underlying Fund will be recognized as ordinary income by the Fund and would not be offset by the Fund’s capital loss carryforwards, if any. Capital loss carryforwards of an Underlying Fund, if any, would not offset net capital gains of the Fund.
Technology Companies Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
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Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of multiple broad-based securities market indexes. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	18.05%	September 30, 2025
During the periods shown in the chart:
Best Quarter	7.72%	March 31, 2024
Worst Quarter	-0.99%	December 31, 2024
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Since Fund Inception
(Inception Date: 10/17/2023)
Return Before Taxes	16.58%	23.13%
Return After Taxes on Distributions	16.17%	22.59%
Return After Taxes on Distributions and Sale of Fund Shares	10.08%	17.69%
Russell 1000 Index (Returns do not reflect deductions for fees, expenses or taxes)	24.51%	29.73%
Bloomberg U.S. Aggregate Bond Index (Returns do not reflect deductions for fees, expenses or taxes)	1.25%	7.99%
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
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Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Christopher Chung and Suzanne Ly (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Mr. Chung and Ms. Ly have been Portfolio Managers of the Fund since 2023.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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iShares LifePath Target Date 2060 ETF
Ticker: ITDHStock Exchange: NYSE Arca
Investment Objective
The iShares LifePath Target Date 2060 ETF (the “2060 Fund” or the “Fund”) seeks to provide retirement outcomes through exposure to a broad portfolio of ETFs which adjusts its allocation as it approaches its target date.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses. The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the Fund’s total return but is not included in the Fund’s ratio of expenses to average net assets. Both figures are shown in the Financial Highlights section of the Fund’s prospectus (the “Prospectus”).
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
0.00%	None	0.00%	0.12%	0.12%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$12	$39	$68	$154
Portfolio Turnover. The Fund and the iShares funds in which the Fund invests (each, an “Underlying Fund” and collectively, the “Underlying Funds”) may pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate for the Fund or Underlying Funds may indicate higher transaction costs and may cause the Fund or Underlying Funds to incur increased expenses. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example (except costs to Underlying Funds included as part of Acquired Fund Fees and Expenses), affect the Fund's performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
Principal Investment Strategies
The 2060 Fund allocates and reallocates its assets among a combination of Underlying Funds in proportions based on its own investment strategy.
The 2060 Fund is an exchange-traded fund (“ETF”) and does not seek to replicate the performance of a specified index and may have a higher degree of portfolio turnover than such index funds.
The 2060 Fund is one of a group of funds referred to as the “LifePath ETFs,” each of which seeks to provide for retirement outcomes based on quantitatively measured risk that investors on average may be willing to accept given a particular time horizon.
BFA employs a multi-dimensional approach to assess risk for the 2060 Fund and to determine its allocation across asset classes. As part of this multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other
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things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. Under normal circumstances, the 2060 Fund intends to invest primarily in affiliated ETFs.
The 2060 Fund will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom model benchmark, the 2060 Target Date Custom Benchmark. BFA will not publish its custom benchmark but will apply a proprietary model to monitor performance of the 2060 Fund. The 2060 Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2060. As of July 31, 2025, the 2060 Fund holds approximately 95.72% of its assets in Underlying Funds that seek to track particular underlying indexes of equity securities, approximately 0.95% of its assets in Underlying Funds that seek to track particular fixed-income indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments.
As of July 31, 2025, the Fund invests in the iShares 10+ Year Investment Grade Corporate Bond ETF, iShares Core MSCI Emerging Markets ETF, iShares Core MSCI International Developed Markets ETF, iShares Core U.S. REIT ETF, iShares Russell 1000 ETF, iShares Russell 2000 ETF and BlackRock Cash Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See the “Information About the Underlying Funds” section of the prospectus for a list of the Underlying Funds, their classification into equity, fixed-income or money market funds and a brief description of their investment objectives and primary investment strategies.
Under normal circumstances, the Fund’s asset allocation will change over time according to a predetermined “glide path” as the Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, as time elapses prior to retirement, the Fund’s asset allocations become more conservative. This reflects the need for reduced investment risk as retirement approaches and the need for lower volatility of the Fund, which for certain investors may be a primary source of income after retirement. During the year prior to the Fund’s maturity date, its allocation of assets is expected to be similar to that of the Retirement Fund. Further, as retirement approaches, such Fund and the Retirement Fund is expected to, subject to approval by the Trust’s Board of Trustees (the “Board”), merge into a single fund.
The following chart illustrates the glide path — the target allocation among asset classes as the LifePath ETFs approach their target dates:

The following table lists the target allocation by years until retirement:

Years to Retirement	Equity Allocation (including REITs)	Fixed-Income Allocation
45	99%	1%
40	99%	1%
35	99%	1%
30	98%	2%
25	95%	5%
20	87%	13%
15	77%	23%
10	65%	35%
5	53%	47%
0	40%	60%
The asset allocation targets are established by the Fund’s portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.
Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity and fixed-income Underlying Funds in the Fund, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Fund, reallocations of the Fund’s composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited; however, BFA may determine that a greater degree of variation is warranted to protect the Fund or achieve its investment objective.
BFA’s second step in the structuring of the Fund is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See the “Information About the Underlying Funds”
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section of the prospectus for a list of the Underlying Funds, their classification into equity, fixed-income or money market funds and a brief description of their investment objectives and primary investment strategies.
Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Fund. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including emerging growth, large-, mid-, and small-capitalization), region (i.e., U.S., and international, including emerging markets) or other attributes. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, U.S. agency MBS or debentures, CMBS, and other sectors), duration (a measurement of interest rate risk), credit quality (including investment grade bonds and high yield bonds), geographic location (including U.S. and non-U.S. securities, including bonds of emerging market issuers), currency (U.S. dollar-denominated or local currency bonds) or other attributes. Though BFA seeks to diversify the Fund, certain Underlying Funds may concentrate their investments in specific sectors or geographic regions or countries. The percentage allocation to the various styles of equity and fixed-income Underlying Funds is determined at the discretion of the investment team and can be changed to reflect the current market environment.
Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, high yield bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or commodity, an interest rate or an index, when seeking to match the performance of a particular market index. The Fund and certain Underlying Funds may also lend securities with a value up to one-third of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below (either directly or through its investments in the Underlying Funds), any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Allocation Risk. The Fund’s ability to achieve its investment objective depends, in part, on BFA's ability to develop a model that accurately assesses the appropriate asset class allocation for the Fund and selects the best mix of Underlying Funds and other assets. There is no guarantee that these allocation techniques and decisions will produce the desired results for the Fund. There is a risk that the evaluations and assumptions about asset classes or Underlying Funds, which are used as inputs in the model, may be incorrect. This could cause the Fund to be invested, under-invested or not invested in one or more asset classes or Underlying Funds at an inopportune time, which could adversely affect the Fund’s performance.
Investment in Underlying Fund Risk. The Fund invests in the Underlying Funds, so the Fund’s investment performance and risks are likely to be directly related to those of the Underlying Funds. The Fund’s NAV will change with changes in the value of the Underlying Funds and other assets that the Fund holds. The shares of an Underlying Fund may trade at a premium or discount to the Underlying Fund’s NAV. Investors in the Fund will indirectly bear the expenses charged by the Underlying Funds, and an investment in the Fund may entail more expenses than a direct investment in the Underlying Funds.
Affiliated Fund Risk. In managing the Fund, BFA has the ability to select Underlying Funds and substitute Underlying Funds with other exchange-traded funds (“ETFs”) that it believes will achieve the Fund’s investment objective. BFA may be subject to conflicts of interest in selecting Underlying Funds and substituting Underlying Funds with other ETFs because the fees paid to BFA by some Underlying Funds and other ETFs managed by BFA may be higher than the fees paid by other Underlying Funds. Additionally, an Underlying Fund may benefit from being selected in terms of enhanced liquidity and accumulation of assets. If an Underlying Fund or other ETF holds interests in an affiliated fund in excess of a certain amount, the Fund may be prohibited from purchasing shares of that Underlying Fund or other ETF.
Retirement Income Risk. The 2060 Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The 2060 Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in the 2060 Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.
Selection Risk. Selection risk is the risk that the securities selected by the 2060 Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
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Asset Class Risk. The securities and other assets in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, an index, or other asset classes.
Assets Under Management (AUM) Risk. From time to time, an Authorized Participant (as defined below in Authorized Participant Concentration Risk), a third-party investor, the Fund’s adviser, an affiliate of the Fund’s adviser, or another fund may invest in the Fund and hold its investment for a specific period of time to allow the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund or an Underlying Fund may “call” or repay the security before its stated maturity, and the Fund or an Underlying Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund's income, or in securities with greater risks or with other less favorable features.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Consumer Goods and Services Companies Risk. Consumer goods and services companies face risks related to changes in consumer preferences and disposable income, commodity prices, government regulation, supply chain disruptions, damage to brand or reputation, economic slowdown and labor shortages, among other things.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on the repatriation of foreign currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning. In addition, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.
Financial Companies Risk. Financial services companies are subject to extensive governmental regulation and intervention, which may adversely affect their profitability, the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain and their size, among other things. Financial services companies also may be significantly affected by, among other things, interest rates, economic conditions, volatility in financial markets, credit rating downgrades, adverse public perception, exposure concentration and counterparty risk.
Income Risk. The Fund’s income may decline due to falling interest rates or other factors. This can occur because the Fund may be required to invest in lower-yielding bonds when a bond in the Fund’s portfolio matures, is near maturity, is called or is prepaid or when the Fund otherwise needs to purchase additional bonds.
Interest Rate Risk. Interest rate risk refers to the risk of fluctuations in the value of a fixed-income security due to changes in the general level of interest rates. Interest rate changes can be sudden and unpredictable and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand for fixed-income securities. An increase in interest rates generally will cause the value of fixed-income securities to decline. Securities with longer maturities generally are more sensitive to interest rate changes and subject to greater fluctuations in value. Changes in interest rates may have unpredictable effects on fixed-income markets and result in heightened volatility and lower liquidity for certain instruments, which may adversely affect a Fund’s performance. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns or pay dividends to shareholders.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Management Risk. The Fund is subject to management risk, which is the risk that the investment process, techniques, models and/or risk analyses applied by BFA will not produce the desired results. The securities or other assets selected by BFA may result in returns that are inconsistent with the Fund’s investment objective, and the Fund may underperform the market or any relevant benchmark. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to
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BFA in connection with managing the Fund and may adversely affect the ability of the Fund to achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
National Closed Market Trading Risk. To the extent that securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other funds.
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. These risks include greater market volatility, less market liquidity, higher transaction costs, expropriation, confiscatory taxation, adverse changes in foreign investment or currency control regulations, restrictions on the repatriation of capital, and political instability. Non-U.S. issuers may be subject to different accounting, audit and financial reporting standards than U.S. issuers, and there may be less publicly available information about non-U.S. issuers. Foreign market trading hours, different clearing and settlement procedures, and holiday schedules may limit the Fund's ability to engage in portfolio transactions. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. The Fund is specifically exposed to Asian Economic Risk, European Economic Risk and North American Economic Risk.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Risk of Investing in China. Investments in Chinese securities, including certain Hong Kong-listed and U.S.-listed securities, are subject to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. Despite economic and market reforms in recent decades, the Chinese government’s control over certain sectors and enterprises and significant regulation of investment and industry are still pervasive. Chinese companies are subject to the risk that Chinese authorities can intervene in their operations and structure. Chinese markets generally continue to experience inefficiency, a lack of publicly available information and/or political and social instability and may be subject to volatility and pricing anomalies resulting from governmental influence. Internal social unrest or confrontations with other countries, including military conflicts in response to such events, may disrupt China’s economy and markets and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher inflation.
China has experienced security concerns, such as terrorism and strained international relations. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, export controls, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers in which the Fund invests. Incidents involving China’s or the region’s security may adversely affect the Chinese economy and markets and the Fund’s investments.
The Chinese economy is highly reliant on trade. A reduction in spending on Chinese products and services, supply chain diversification, the institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions or a trade war between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.
Chinese companies, including those listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, or for other reasons, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies.
Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. Any change in the operations of entities in a VIE structure, the status of VIE contractual arrangements or the legal or regulatory environment in China could result in significant, and possibly permanent and/or total, losses for investments in VIE issuers. The Fund does not select investments based on investor protection considerations.
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Risk of Investing in the China Bond Market. The Fund invests directly in the domestic bond market in the People’s Republic of China (“China” or the “PRC”) (the “China Interbank Bond Market”) through the Bond Connect trading channel. All bonds traded through Bond Connect are registered in the name of the PRC’s Central Moneymarkets Unit (“CMU”), which holds such bonds as a nominee owner. The precise nature and rights of the Fund as the beneficial owner of bonds traded in the China Interbank Bond Market through CMU as nominee are relatively new and untested areas of PRC law, and the exact nature of the Fund’s remedies and methods of enforcement of its rights and interests under PRC law are uncertain.
Market volatility and potential lack of liquidity due to low trading volume of certain bonds in the China Interbank Bond Market may result in the prices of certain bonds fluctuating significantly. Also, the systems used to trade through Bond Connect may not function as expected. Trading through Bond Connect is also subject to regulatory risks, including laws and regulations that are subject to change. There can be no assurance that Bond Connect or its features or systems will not be materially altered, suspended, discontinued or abolished. The Fund may be subject to additional taxation if certain tax exemptions under PRC tax regulations are withdrawn or amended. Any taxes arising from or to the Fund may be directly borne by, or indirectly passed on to, the Fund, which may substantially impact its NAV. Investing through Bond Connect subjects the Fund to currency risk, to the extent that currency rates used for Bond Connect are different than the rates used in the China Interbank Bond Market.
Risk of Investing in Developed Countries. The Fund’s and the Underlying Fund's investment in  developed country issuers will subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s or an Underlying Fund's investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments, including the U.S., the U.K., the E.U., and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities, and jurisdictions may also institute broader sanctions on Russia. Russia has issued a number of countersanctions, some of which restrict the distribution of profits by limited liability companies (e.g., dividends), and prohibit Russian persons from entering into transactions with designated persons from “unfriendly states” as well as the export of raw materials or other products from Russia to certain sanctioned persons.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, import and export restrictions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian companies in which the Fund invests. Actual and threatened responses to Russian military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and are likely to have collateral impacts on such sectors globally. Russian companies may be unable to pay dividends and, if they pay dividends, the Fund may be unable to receive them. As a result of sanctions, the Fund is currently restricted from trading in Russian securities, including those in its portfolio, and the underlying indexes of the Underlying Funds have removed Russian securities. It is unknown when, or if, sanctions may be lifted or the Fund’s ability to trade in Russian securities will resume.
Risk of Investing in Saudi Arabia. Investing in Saudi Arabian issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to Saudi Arabia. The economy of Saudi Arabia is dominated by petroleum exports. A sustained decrease in petroleum prices could have a negative impact on all aspects of the economy. Investments in the securities of Saudi Arabian issuers involve risks not typically associated with investments in securities of issuers in more developed countries, which may negatively affect the value of the Fund’s investments. Such heightened risks may include, among others, the expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, crime and instability as a result of religious, ethnic and/or socioeconomic unrest. Instability in the Middle East region could adversely impact the economy of Saudi Arabia, and there is no assurance of political stability in Saudi Arabia.
The ability of foreign investors to invest in the securities of Saudi Arabian companies could be restricted by the Saudi Arabian government at any time, and unforeseen risks could materialize with respect to foreign ownership of such securities. There are a number of ways to conduct transactions in equity securities in the Saudi Arabian market. The Fund generally expects to transact in a manner so that it is not limited by Saudi Arabian regulations to a single broker. However, there may be a limited number of brokers who can provide services to the Fund, which may have an adverse impact on the prices, quantity or timing of Fund transactions.
Risk of Investing in the U.S. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and
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economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Small Fund Risk. When the Fund’s size is small, the Fund may experience low trading volume and wide bid/ask spreads. The Fund’s performance near its inception date may not represent how the Fund will perform in the future or with a larger asset base. In addition, the Fund may face the risk of being delisted if it does not meet certain requirements set by the listing exchange. Any resulting liquidation of the Fund could lead to elevated transaction costs for the Fund and negative tax consequences for its shareholders.
Tax Risk. Because the Fund is expected to invest in the Underlying Funds, the Fund’s realized losses on sales of shares of an Underlying Fund may be indefinitely or permanently deferred as “wash sales.” Distributions of short-term capital gains by an Underlying Fund will be recognized as ordinary income by the Fund and would not be offset by the Fund’s capital loss carryforwards, if any. Capital loss carryforwards of an Underlying Fund, if any, would not offset net capital gains of the Fund.
Technology Companies Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
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Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of multiple broad-based securities market indexes. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	18.15%	September 30, 2025
During the periods shown in the chart:
Best Quarter	7.72%	March 31, 2024
Worst Quarter	-0.95%	December 31, 2024
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Since Fund Inception
(Inception Date: 10/17/2023)
Return Before Taxes	16.62%	23.16%
Return After Taxes on Distributions	16.13%	22.55%
Return After Taxes on Distributions and Sale of Fund Shares	10.12%	17.70%
Russell 1000 Index (Returns do not reflect deductions for fees, expenses or taxes)	24.51%	29.73%
Bloomberg U.S. Aggregate Bond Index (Returns do not reflect deductions for fees, expenses or taxes)	1.25%	7.99%
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
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Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Christopher Chung and Suzanne Ly (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Mr. Chung and Ms. Ly have been Portfolio Managers of the Fund since 2023.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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iShares LifePath Target Date 2065 ETF
Ticker: ITDIStock Exchange: NYSE Arca
Investment Objective
The iShares LifePath Target Date 2065 ETF (the “2065 Fund” or the “Fund”) seeks to provide retirement outcomes through exposure to a broad portfolio of ETFs which adjusts its allocation as it approaches its target date.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses. The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the Fund’s total return but is not included in the Fund’s ratio of expenses to average net assets. Both figures are shown in the Financial Highlights section of the Fund’s prospectus (the “Prospectus”).
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
0.00%	None	0.00%	0.12%	0.12%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$12	$39	$68	$154
Portfolio Turnover. The Fund and the iShares funds in which the Fund invests (each, an “Underlying Fund” and collectively, the “Underlying Funds”) may pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate for the Fund or Underlying Funds may indicate higher transaction costs and may cause the Fund or Underlying Funds to incur increased expenses. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example (except costs to Underlying Funds included as part of Acquired Fund Fees and Expenses), affect the Fund's performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
Principal Investment Strategies
The 2065 Fund allocates and reallocates its assets among a combination of Underlying Funds in proportions based on its own investment strategy.
The 2065 Fund is an exchange-traded fund (“ETF”) and does not seek to replicate the performance of a specified index and may have a higher degree of portfolio turnover than such index funds.
The 2065 Fund is one of a group of funds referred to as the “LifePath ETFs,” each of which seeks to provide for retirement outcomes based on quantitatively measured risk that investors on average may be willing to accept given a particular time horizon.
BFA employs a multi-dimensional approach to assess risk for the 2065 Fund and to determine its allocation across asset classes. As part of this multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other
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things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. Under normal circumstances, the 2065 Fund intends to invest primarily in affiliated ETFs.
The 2065 Fund will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom model benchmark, the 2065 Target Date Custom Benchmark. BFA will not publish its custom benchmark but will apply a proprietary model to monitor performance of the 2065 Fund. The 2065 Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2065. As of July 31, 2025, the 2065 Fund holds approximately 98.24% of its assets in Underlying Funds that seek to track particular underlying indexes of equity securities, approximately 0.98% of its assets in Underlying Funds that seek to track particular fixed-income indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments.
As of July 31, 2025, the Fund invests in the iShares 10+ Year Investment Grade Corporate Bond ETF, iShares Core MSCI Emerging Markets ETF, iShares Core MSCI International Developed Markets ETF, iShares Core U.S. REIT ETF, iShares Russell 1000 ETF, iShares Russell 2000 ETF and BlackRock Cash Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See the “Information About the Underlying Funds” section of the prospectus for a list of the Underlying Funds, their classification into equity, fixed-income or money market funds and a brief description of their investment objectives and primary investment strategies.
Under normal circumstances, the Fund’s asset allocation will change over time according to a predetermined “glide path” as the Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, as time elapses prior to retirement, the Fund’s asset allocations become more conservative. This reflects the need for reduced investment risk as retirement approaches and the need for lower volatility of the Fund, which for certain investors may be a primary source of income after retirement. During the year prior to the Fund’s maturity date, its allocation of assets is expected to be similar to that of the Retirement Fund. Further, as retirement approaches, such Fund and the Retirement Fund is expected to, subject to approval by the Trust’s Board of Trustees (the “Board”), merge into a single fund.
The following chart illustrates the glide path — the target allocation among asset classes as the LifePath ETFs approach their target dates:

The following table lists the target allocation by years until retirement:

Years to Retirement	Equity Allocation (including REITs)	Fixed-Income Allocation
45	99%	1%
40	99%	1%
35	99%	1%
30	98%	2%
25	95%	5%
20	87%	13%
15	77%	23%
10	65%	35%
5	53%	47%
0	40%	60%
The asset allocation targets are established by the Fund’s portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.
Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity and fixed-income Underlying Funds in the Fund, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Fund, reallocations of the Fund’s composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited; however, BFA may determine that a greater degree of variation is warranted to protect the Fund or achieve its investment objective.
BFA’s second step in the structuring of the Fund is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See the “Information About the Underlying Funds”
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section of the prospectus for a list of the Underlying Funds, their classification into equity, fixed-income or money market funds and a brief description of their investment objectives and primary investment strategies.
Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Fund. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including emerging growth, large-, mid-, and small-capitalization), region (i.e., U.S., and international, including emerging markets) or other attributes. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, U.S. agency MBS or debentures, CMBS, and other sectors), duration (a measurement of interest rate risk), credit quality (including investment grade bonds and high yield bonds), geographic location (including U.S. and non-U.S. securities, including bonds of emerging market issuers), currency (U.S. dollar-denominated or local currency bonds) or other attributes. Though BFA seeks to diversify the Fund, certain Underlying Funds may concentrate their investments in specific sectors or geographic regions or countries. The percentage allocation to the various styles of equity and fixed-income Underlying Funds is determined at the discretion of the investment team and can be changed to reflect the current market environment.
Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, high yield bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or commodity, an interest rate or an index, when seeking to match the performance of a particular market index. The Fund and certain Underlying Funds may also lend securities with a value up to one-third of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below (either directly or through its investments in the Underlying Funds), any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Allocation Risk. The Fund’s ability to achieve its investment objective depends, in part, on BFA's ability to develop a model that accurately assesses the appropriate asset class allocation for the Fund and selects the best mix of Underlying Funds and other assets. There is no guarantee that these allocation techniques and decisions will produce the desired results for the Fund. There is a risk that the evaluations and assumptions about asset classes or Underlying Funds, which are used as inputs in the model, may be incorrect. This could cause the Fund to be invested, under-invested or not invested in one or more asset classes or Underlying Funds at an inopportune time, which could adversely affect the Fund’s performance.
Investment in Underlying Fund Risk. The Fund invests in the Underlying Funds, so the Fund’s investment performance and risks are likely to be directly related to those of the Underlying Funds. The Fund’s NAV will change with changes in the value of the Underlying Funds and other assets that the Fund holds. The shares of an Underlying Fund may trade at a premium or discount to the Underlying Fund’s NAV. Investors in the Fund will indirectly bear the expenses charged by the Underlying Funds, and an investment in the Fund may entail more expenses than a direct investment in the Underlying Funds.
Affiliated Fund Risk. In managing the Fund, BFA has the ability to select Underlying Funds and substitute Underlying Funds with other exchange-traded funds (“ETFs”) that it believes will achieve the Fund’s investment objective. BFA may be subject to conflicts of interest in selecting Underlying Funds and substituting Underlying Funds with other ETFs because the fees paid to BFA by some Underlying Funds and other ETFs managed by BFA may be higher than the fees paid by other Underlying Funds. Additionally, an Underlying Fund may benefit from being selected in terms of enhanced liquidity and accumulation of assets. If an Underlying Fund or other ETF holds interests in an affiliated fund in excess of a certain amount, the Fund may be prohibited from purchasing shares of that Underlying Fund or other ETF.
Retirement Income Risk. The 2065 Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The 2065 Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in the 2065 Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.
Selection Risk. Selection risk is the risk that the securities selected by the 2065 Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
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Asset Class Risk. The securities and other assets in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, an index, or other asset classes.
Assets Under Management (AUM) Risk. From time to time, an Authorized Participant (as defined below in Authorized Participant Concentration Risk), a third-party investor, the Fund’s adviser, an affiliate of the Fund’s adviser, or another fund may invest in the Fund and hold its investment for a specific period of time to allow the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund or an Underlying Fund may “call” or repay the security before its stated maturity, and the Fund or an Underlying Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund's income, or in securities with greater risks or with other less favorable features.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Consumer Goods and Services Companies Risk. Consumer goods and services companies face risks related to changes in consumer preferences and disposable income, commodity prices, government regulation, supply chain disruptions, damage to brand or reputation, economic slowdown and labor shortages, among other things.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on the repatriation of foreign currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning. In addition, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.
Financial Companies Risk. Financial services companies are subject to extensive governmental regulation and intervention, which may adversely affect their profitability, the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain and their size, among other things. Financial services companies also may be significantly affected by, among other things, interest rates, economic conditions, volatility in financial markets, credit rating downgrades, adverse public perception, exposure concentration and counterparty risk.
Income Risk. The Fund’s income may decline due to falling interest rates or other factors. This can occur because the Fund may be required to invest in lower-yielding bonds when a bond in the Fund’s portfolio matures, is near maturity, is called or is prepaid or when the Fund otherwise needs to purchase additional bonds.
Interest Rate Risk. Interest rate risk refers to the risk of fluctuations in the value of a fixed-income security due to changes in the general level of interest rates. Interest rate changes can be sudden and unpredictable and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand for fixed-income securities. An increase in interest rates generally will cause the value of fixed-income securities to decline. Securities with longer maturities generally are more sensitive to interest rate changes and subject to greater fluctuations in value. Changes in interest rates may have unpredictable effects on fixed-income markets and result in heightened volatility and lower liquidity for certain instruments, which may adversely affect a Fund’s performance. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns or pay dividends to shareholders.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Management Risk. The Fund is subject to management risk, which is the risk that the investment process, techniques, models and/or risk analyses applied by BFA will not produce the desired results. The securities or other assets selected by BFA may result in returns that are inconsistent with the Fund’s investment objective, and the Fund may underperform the market or any relevant benchmark. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to
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BFA in connection with managing the Fund and may adversely affect the ability of the Fund to achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
National Closed Market Trading Risk. To the extent that securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other funds.
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. These risks include greater market volatility, less market liquidity, higher transaction costs, expropriation, confiscatory taxation, adverse changes in foreign investment or currency control regulations, restrictions on the repatriation of capital, and political instability. Non-U.S. issuers may be subject to different accounting, audit and financial reporting standards than U.S. issuers, and there may be less publicly available information about non-U.S. issuers. Foreign market trading hours, different clearing and settlement procedures, and holiday schedules may limit the Fund's ability to engage in portfolio transactions. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. The Fund is specifically exposed to Asian Economic Risk, European Economic Risk and North American Economic Risk.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Risk of Investing in China. Investments in Chinese securities, including certain Hong Kong-listed and U.S.-listed securities, are subject to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. Despite economic and market reforms in recent decades, the Chinese government’s control over certain sectors and enterprises and significant regulation of investment and industry are still pervasive. Chinese companies are subject to the risk that Chinese authorities can intervene in their operations and structure. Chinese markets generally continue to experience inefficiency, a lack of publicly available information and/or political and social instability and may be subject to volatility and pricing anomalies resulting from governmental influence. Internal social unrest or confrontations with other countries, including military conflicts in response to such events, may disrupt China’s economy and markets and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher inflation.
China has experienced security concerns, such as terrorism and strained international relations. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, export controls, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers in which the Fund invests. Incidents involving China’s or the region’s security may adversely affect the Chinese economy and markets and the Fund’s investments.
The Chinese economy is highly reliant on trade. A reduction in spending on Chinese products and services, supply chain diversification, the institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions or a trade war between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.
Chinese companies, including those listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, or for other reasons, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies.
Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. Any change in the operations of entities in a VIE structure, the status of VIE contractual arrangements or the legal or regulatory environment in China could result in significant, and possibly permanent and/or total, losses for investments in VIE issuers. The Fund does not select investments based on investor protection considerations.
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Risk of Investing in the China Bond Market. The Fund invests directly in the domestic bond market in the People’s Republic of China (“China” or the “PRC”) (the “China Interbank Bond Market”) through the Bond Connect trading channel. All bonds traded through Bond Connect are registered in the name of the PRC’s Central Moneymarkets Unit (“CMU”), which holds such bonds as a nominee owner. The precise nature and rights of the Fund as the beneficial owner of bonds traded in the China Interbank Bond Market through CMU as nominee are relatively new and untested areas of PRC law, and the exact nature of the Fund’s remedies and methods of enforcement of its rights and interests under PRC law are uncertain.
Market volatility and potential lack of liquidity due to low trading volume of certain bonds in the China Interbank Bond Market may result in the prices of certain bonds fluctuating significantly. Also, the systems used to trade through Bond Connect may not function as expected. Trading through Bond Connect is also subject to regulatory risks, including laws and regulations that are subject to change. There can be no assurance that Bond Connect or its features or systems will not be materially altered, suspended, discontinued or abolished. The Fund may be subject to additional taxation if certain tax exemptions under PRC tax regulations are withdrawn or amended. Any taxes arising from or to the Fund may be directly borne by, or indirectly passed on to, the Fund, which may substantially impact its NAV. Investing through Bond Connect subjects the Fund to currency risk, to the extent that currency rates used for Bond Connect are different than the rates used in the China Interbank Bond Market.
Risk of Investing in Developed Countries. The Fund’s and the Underlying Fund's investment in  developed country issuers will subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s or an Underlying Fund's investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments, including the U.S., the U.K., the E.U., and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities, and jurisdictions may also institute broader sanctions on Russia. Russia has issued a number of countersanctions, some of which restrict the distribution of profits by limited liability companies (e.g., dividends), and prohibit Russian persons from entering into transactions with designated persons from “unfriendly states” as well as the export of raw materials or other products from Russia to certain sanctioned persons.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, import and export restrictions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian companies in which the Fund invests. Actual and threatened responses to Russian military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and are likely to have collateral impacts on such sectors globally. Russian companies may be unable to pay dividends and, if they pay dividends, the Fund may be unable to receive them. As a result of sanctions, the Fund is currently restricted from trading in Russian securities, including those in its portfolio, and the underlying indexes of the Underlying Funds have removed Russian securities. It is unknown when, or if, sanctions may be lifted or the Fund’s ability to trade in Russian securities will resume.
Risk of Investing in Saudi Arabia. Investing in Saudi Arabian issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to Saudi Arabia. The economy of Saudi Arabia is dominated by petroleum exports. A sustained decrease in petroleum prices could have a negative impact on all aspects of the economy. Investments in the securities of Saudi Arabian issuers involve risks not typically associated with investments in securities of issuers in more developed countries, which may negatively affect the value of the Fund’s investments. Such heightened risks may include, among others, the expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, crime and instability as a result of religious, ethnic and/or socioeconomic unrest. Instability in the Middle East region could adversely impact the economy of Saudi Arabia, and there is no assurance of political stability in Saudi Arabia.
The ability of foreign investors to invest in the securities of Saudi Arabian companies could be restricted by the Saudi Arabian government at any time, and unforeseen risks could materialize with respect to foreign ownership of such securities. There are a number of ways to conduct transactions in equity securities in the Saudi Arabian market. The Fund generally expects to transact in a manner so that it is not limited by Saudi Arabian regulations to a single broker. However, there may be a limited number of brokers who can provide services to the Fund, which may have an adverse impact on the prices, quantity or timing of Fund transactions.
Risk of Investing in the U.S. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and
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economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Small Fund Risk. When the Fund’s size is small, the Fund may experience low trading volume and wide bid/ask spreads. The Fund’s performance near its inception date may not represent how the Fund will perform in the future or with a larger asset base. In addition, the Fund may face the risk of being delisted if it does not meet certain requirements set by the listing exchange. Any resulting liquidation of the Fund could lead to elevated transaction costs for the Fund and negative tax consequences for its shareholders.
Tax Risk. Because the Fund is expected to invest in the Underlying Funds, the Fund’s realized losses on sales of shares of an Underlying Fund may be indefinitely or permanently deferred as “wash sales.” Distributions of short-term capital gains by an Underlying Fund will be recognized as ordinary income by the Fund and would not be offset by the Fund’s capital loss carryforwards, if any. Capital loss carryforwards of an Underlying Fund, if any, would not offset net capital gains of the Fund.
Technology Companies Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
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Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of multiple broad-based securities market indexes. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	18.14%	September 30, 2025
During the periods shown in the chart:
Best Quarter	7.72%	March 31, 2024
Worst Quarter	-0.95%	December 31, 2024
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Since Fund Inception
(Inception Date: 10/17/2023)
Return Before Taxes	16.62%	23.16%
Return After Taxes on Distributions	16.13%	22.55%
Return After Taxes on Distributions and Sale of Fund Shares	10.13%	17.71%
Russell 1000 Index (Returns do not reflect deductions for fees, expenses or taxes)	24.51%	29.73%
Bloomberg U.S. Aggregate Bond Index (Returns do not reflect deductions for fees, expenses or taxes)	1.25%	7.99%
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
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Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Christopher Chung and Suzanne Ly (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Mr. Chung and Ms. Ly have been Portfolio Managers of the Fund since 2023.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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iShares LifePath Target Date 2070 ETF
Ticker: ITDJStock Exchange: NYSE Arca
Investment Objective
The iShares LifePath Target Date 2070 ETF (the “2070 Fund” or the “Fund”) seeks to provide retirement outcomes through exposure to a broad portfolio of ETFs which adjusts its allocation as it approaches its target date.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the Fund’s total return but is not included in the Fund’s ratio of expenses to average net assets. Both figures are shown in the Financial Highlights section of the Fund’s prospectus (the “Prospectus”).
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
0.00%	None	0.00%	0.12%	0.12%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$12	$39	$68	$154
Portfolio Turnover. The Fund and the iShares funds in which the Fund invests (each, an “Underlying Fund” and collectively, the “Underlying Funds”) may pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate for the Fund or Underlying Funds may indicate higher transaction costs and may cause the Fund or Underlying Funds to incur increased expenses. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example (except costs to Underlying Funds included as part of Acquired Fund Fees and Expenses), affect the Fund's performance. From inception (November 12, 2024) to the most recent fiscal year end.
The Fund’s portfolio turnover rate was 8% of the average value of its portfolio.
Principal Investment Strategies
The 2070 Fund allocates and reallocates its assets among a combination of Underlying Funds in proportions based on its own investment strategy.
The 2070 Fund is an exchange-traded fund (“ETF”) and does not seek to replicate the performance of a specified index and may have a higher degree of portfolio turnover than such index funds.
The 2070 Fund is one of a group of funds referred to as the “LifePath ETFs,” each of which seeks to provide for retirement outcomes based on quantitatively measured risk that investors on average may be willing to accept given a particular time horizon.
BFA employs a multi-dimensional approach to assess risk for the 2070 Fund and to determine its allocation across asset classes. As part of this multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other
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things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. Under normal circumstances, the 2070 Fund intends to invest primarily in affiliated exchange-traded funds (“ETFs”).
The 2070 Fund will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom model benchmark, the 2070 Target Date Custom Benchmark. BFA will not publish its custom benchmark but will apply a proprietary model to monitor performance of the 2070 Fund. The 2070 Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2070. As of July 31, 2025, the Fund holds approximately 97.95% of its assets in Underlying Funds that seek to track particular underlying indexes of equity securities, approximately 0.97% of its assets in Underlying Funds that seek to track particular fixed-income indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments.
As of July 31, 2025, the Fund invests in the iShares 10+ Year Investment Grade Corporate Bond ETF, iShares Core MSCI Emerging Markets ETF, iShares Core MSCI International Developed Markets ETF, iShares Core U.S. REIT ETF, iShares Russell 1000 ETF, iShares Russell 2000 ETF and BlackRock Cash Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See the “Information About the Underlying Funds” section of the prospectus for a list of the Underlying Funds, their classification into equity, fixed-income or money market funds and a brief description of their investment objectives and primary investment strategies.
Under normal circumstances, the Fund’s asset allocation will change over time according to a predetermined “glide path” as the Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, as time elapses prior to retirement, the Fund’s asset allocations become more conservative. This reflects the need for reduced investment risk as retirement approaches and the need for lower volatility of the Fund, which for certain investors may be a primary source of income after retirement. During the year prior to the Fund’s maturity date, its allocation of assets is expected to be similar to that of the Retirement Fund. Further, as retirement approaches, such Fund and the Retirement Fund is expected to, subject to approval by the Trust’s Board of Trustees (the “Board”), merge into a single fund.
The following chart illustrates the glide path — the target allocation among asset classes as the LifePath ETFs approach their target dates:

The following table lists the target allocation by years until retirement:

Years to Retirement	Equity Allocation (including REITs)	Fixed-Income Allocation
45	99%	1%
40	99%	1%
35	99%	1%
30	98%	2%
25	95%	5%
20	87%	13%
15	77%	23%
10	65%	35%
5	53%	47%
0	40%	60%
The asset allocation targets are established by the Fund’s portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.
Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity and fixed-income Underlying Funds in the Fund, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Fund, reallocations of the Fund’s composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited; however, BFA may determine that a greater degree of variation is warranted to protect the Fund or achieve its investment objective.
BFA’s second step in the structuring of the Fund is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See the “Information About the Underlying Funds”
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section of the prospectus for a list of the Underlying Funds, their classification into equity, fixed-income or money market funds and a brief description of their investment objectives and primary investment strategies.
Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Fund. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including emerging growth, large-, mid-, and small-capitalization), region (i.e., U.S., and international, including emerging markets) or other attributes. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, U.S. agency MBS or debentures, CMBS, and other sectors), duration (a measurement of interest rate risk), credit quality (including investment grade bonds and high yield bonds), geographic location (including U.S. and non-U.S. securities, including bonds of emerging market issuers), currency (U.S. dollar-denominated or local currency bonds) or other attributes. Though BFA seeks to diversify the Fund, certain Underlying Funds may concentrate their investments in specific sectors or geographic regions or countries. The percentage allocation to the various styles of equity and fixed-income Underlying Funds is determined at the discretion of the investment team and can be changed to reflect the current market environment.
Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, high yield bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or commodity, an interest rate or an index, when seeking to match the performance of a particular market index. The Fund and certain Underlying Funds may also lend securities with a value up to one-third of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below (either directly or through its investments in the Underlying Funds), any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Allocation Risk. The Fund’s ability to achieve its investment objective depends, in part, on BFA's ability to develop a model that accurately assesses the appropriate asset class allocation for the Fund and selects the best mix of Underlying Funds and other assets. There is no guarantee that these allocation techniques and decisions will produce the desired results for the Fund. There is a risk that the evaluations and assumptions about asset classes or Underlying Funds, which are used as inputs in the model, may be incorrect. This could cause the Fund to be invested, under-invested or not invested in one or more asset classes or Underlying Funds at an inopportune time, which could adversely affect the Fund’s performance.
Investment in Underlying Fund Risk. The Fund invests in the Underlying Funds, so the Fund’s investment performance and risks are likely to be directly related to those of the Underlying Funds. The Fund’s NAV will change with changes in the value of the Underlying Funds and other assets that the Fund holds. The shares of an Underlying Fund may trade at a premium or discount to the Underlying Fund’s NAV. Investors in the Fund will indirectly bear the expenses charged by the Underlying Funds, and an investment in the Fund may entail more expenses than a direct investment in the Underlying Funds.
Affiliated Fund Risk. In managing the Fund, BFA has the ability to select Underlying Funds and substitute Underlying Funds with other exchange-traded funds (“ETFs”) that it believes will achieve the Fund’s investment objective. BFA may be subject to conflicts of interest in selecting Underlying Funds and substituting Underlying Funds with other ETFs because the fees paid to BFA by some Underlying Funds and other ETFs managed by BFA may be higher than the fees paid by other Underlying Funds. Additionally, an Underlying Fund may benefit from being selected in terms of enhanced liquidity and accumulation of assets. If an Underlying Fund or other ETF holds interests in an affiliated fund in excess of a certain amount, the Fund may be prohibited from purchasing shares of that Underlying Fund or other ETF.
Retirement Income Risk. The 2070 Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The 2070 Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in the 2070 Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.
Selection Risk. Selection risk is the risk that the securities selected by the 2070 Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
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Asset Class Risk. The securities and other assets in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.
Assets Under Management (AUM) Risk. From time to time, an Authorized Participant (as defined below in Authorized Participant Concentration Risk), a third-party investor, the Fund’s adviser, an affiliate of the Fund’s adviser, or another fund may invest in the Fund and hold its investment for a specific period of time to allow the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund or an Underlying Fund may “call” or repay the security before its stated maturity, and the Fund or an Underlying Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund's income, or in securities with greater risks or with other less favorable features.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Consumer Goods and Services Companies Risk. Consumer goods and services companies face risks related to changes in consumer preferences and disposable income, commodity prices, government regulation, supply chain disruptions, damage to brand or reputation, economic slowdown and labor shortages, among other things.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on the repatriation of foreign currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning. In addition, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.
Financial Companies Risk. Financial services companies are subject to extensive governmental regulation and intervention, which may adversely affect their profitability, the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain and their size, among other things. Financial services companies also may be significantly affected by, among other things, interest rates, economic conditions, volatility in financial markets, credit rating downgrades, adverse public perception, exposure concentration and counterparty risk.
Income Risk. The Fund’s income may decline due to falling interest rates or other factors. This can occur because the Fund may be required to invest in lower-yielding bonds when a bond in the Fund’s portfolio matures, is near maturity, is called or is prepaid or when the Fund otherwise needs to purchase additional bonds.
Interest Rate Risk. Interest rate risk refers to the risk of fluctuations in the value of a fixed-income security due to changes in the general level of interest rates. Interest rate changes can be sudden and unpredictable and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand for fixed-income securities. An increase in interest rates generally will cause the value of fixed-income securities to decline. Securities with longer maturities generally are more sensitive to interest rate changes and subject to greater fluctuations in value. Changes in interest rates may have unpredictable effects on fixed-income markets and result in heightened volatility and lower liquidity for certain instruments, which may adversely affect a Fund’s performance. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns or pay dividends to shareholders.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Management Risk. The Fund is subject to management risk, which is the risk that the investment process, techniques, models and/or risk analyses applied by BFA will not produce the desired results. The securities or other assets selected by BFA may result in returns that are inconsistent with the Fund’s investment objective, and the Fund may underperform the market or any relevant benchmark. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to
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BFA in connection with managing the Fund and may adversely affect the ability of the Fund to achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
National Closed Market Trading Risk. To the extent that securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other funds.
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. These risks include greater market volatility, less market liquidity, higher transaction costs, expropriation, confiscatory taxation, adverse changes in foreign investment or currency control regulations, restrictions on the repatriation of capital, and political instability. Non-U.S. issuers may be subject to different accounting, audit and financial reporting standards than U.S. issuers, and there may be less publicly available information about non-U.S. issuers. Foreign market trading hours, different clearing and settlement procedures, and holiday schedules may limit the Fund's ability to engage in portfolio transactions. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. The Fund is specifically exposed to Asian Economic Risk, European Economic Risk and North American Economic Risk.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Risk of Investing in China. Investments in Chinese securities, including certain Hong Kong-listed and U.S.-listed securities, are subject to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. Despite economic and market reforms in recent decades, the Chinese government’s control over certain sectors and enterprises and significant regulation of investment and industry are still pervasive. Chinese companies are subject to the risk that Chinese authorities can intervene in their operations and structure. Chinese markets generally continue to experience inefficiency, a lack of publicly available information and/or political and social instability and may be subject to volatility and pricing anomalies resulting from governmental influence. Internal social unrest or confrontations with other countries, including military conflicts in response to such events, may disrupt China’s economy and markets and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher inflation.
China has experienced security concerns, such as terrorism and strained international relations. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, export controls, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers in which the Fund invests. Incidents involving China’s or the region’s security may adversely affect the Chinese economy and markets and the Fund’s investments.
The Chinese economy is highly reliant on trade. A reduction in spending on Chinese products and services, supply chain diversification, the institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions or a trade war between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.
Chinese companies, including those listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, or for other reasons, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies.
Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. Any change in the operations of entities in a VIE structure, the status of VIE contractual arrangements or the legal or regulatory environment in China could result in significant, and possibly permanent and/or total, losses for investments in VIE issuers. The Fund does not select investments based on investor protection considerations.
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Risk of Investing in the China Bond Market. The Fund invests directly in the domestic bond market in the People’s Republic of China (“China” or the “PRC”) (the “China Interbank Bond Market”) through the Bond Connect trading channel. All bonds traded through Bond Connect are registered in the name of the PRC’s Central Moneymarkets Unit (“CMU”), which holds such bonds as a nominee owner. The precise nature and rights of the Fund as the beneficial owner of bonds traded in the China Interbank Bond Market through CMU as nominee are relatively new and untested areas of PRC law, and the exact nature of the Fund’s remedies and methods of enforcement of its rights and interests under PRC law are uncertain.
Market volatility and potential lack of liquidity due to low trading volume of certain bonds in the China Interbank Bond Market may result in the prices of certain bonds fluctuating significantly. Also, the systems used to trade through Bond Connect may not function as expected. Trading through Bond Connect is also subject to regulatory risks, including laws and regulations that are subject to change. There can be no assurance that Bond Connect or its features or systems will not be materially altered, suspended, discontinued or abolished. The Fund may be subject to additional taxation if certain tax exemptions under PRC tax regulations are withdrawn or amended. Any taxes arising from or to the Fund may be directly borne by, or indirectly passed on to, the Fund, which may substantially impact its NAV. Investing through Bond Connect subjects the Fund to currency risk, to the extent that currency rates used for Bond Connect are different than the rates used in the China Interbank Bond Market.
Risk of Investing in Developed Countries. The Fund’s and the Underlying Fund's investment in  developed country issuers will subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s or an Underlying Fund's investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments, including the U.S., the U.K., the E.U., and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities, and jurisdictions may also institute broader sanctions on Russia. Russia has issued a number of countersanctions, some of which restrict the distribution of profits by limited liability companies (e.g., dividends), and prohibit Russian persons from entering into transactions with designated persons from “unfriendly states” as well as the export of raw materials or other products from Russia to certain sanctioned persons.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, import and export restrictions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian companies in which the Fund invests. Actual and threatened responses to Russian military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and are likely to have collateral impacts on such sectors globally. Russian companies may be unable to pay dividends and, if they pay dividends, the Fund may be unable to receive them. As a result of sanctions, the Fund is currently restricted from trading in Russian securities, including those in its portfolio, and the underlying indexes of the Underlying Funds have removed Russian securities. It is unknown when, or if, sanctions may be lifted or the Fund’s ability to trade in Russian securities will resume.
Risk of Investing in Saudi Arabia. Investing in Saudi Arabian issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to Saudi Arabia. The economy of Saudi Arabia is dominated by petroleum exports. A sustained decrease in petroleum prices could have a negative impact on all aspects of the economy. Investments in the securities of Saudi Arabian issuers involve risks not typically associated with investments in securities of issuers in more developed countries, which may negatively affect the value of the Fund’s investments. Such heightened risks may include, among others, the expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, crime and instability as a result of religious, ethnic and/or socioeconomic unrest. Instability in the Middle East region could adversely impact the economy of Saudi Arabia, and there is no assurance of political stability in Saudi Arabia.
The ability of foreign investors to invest in the securities of Saudi Arabian companies could be restricted by the Saudi Arabian government at any time, and unforeseen risks could materialize with respect to foreign ownership of such securities. There are a number of ways to conduct transactions in equity securities in the Saudi Arabian market. The Fund generally expects to transact in a manner so that it is not limited by Saudi Arabian regulations to a single broker. However, there may be a limited number of brokers who can provide services to the Fund, which may have an adverse impact on the prices, quantity or timing of Fund transactions.
Risk of Investing in the U.S. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and
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economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Small Fund Risk. When the Fund’s size is small, the Fund may experience low trading volume and wide bid/ask spreads. The Fund’s performance near its inception date may not represent how the Fund will perform in the future or with a larger asset base. In addition, the Fund may face the risk of being delisted if it does not meet certain requirements set by the listing exchange. Any resulting liquidation of the Fund could lead to elevated transaction costs for the Fund and negative tax consequences for its shareholders.
Tax Risk. Because the Fund is expected to invest in the Underlying Funds, the Fund’s realized losses on sales of shares of an Underlying Fund may be indefinitely or permanently deferred as “wash sales.” Distributions of short-term capital gains by an Underlying Fund will be recognized as ordinary income by the Fund and would not be offset by the Fund’s capital loss carryforwards, if any. Capital loss carryforwards of an Underlying Fund, if any, would not offset net capital gains of the Fund.
Technology Companies Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
Utility Companies Risk. The utilities sector is generally subject to significant government regulation and oversight, including restrictions on rates as well as environmental and other regulations. Utility companies also may face risks related to, among other things, natural disasters, cyber or other attacks, capital project funding, energy price volatility and increased competition.
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
Performance Information
As of the date of this Prospectus, the Fund does not have a full calendar year of performance information to report.
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Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Christopher Chung and Suzanne Ly (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Mr. Chung and Ms. Ly have been Portfolio Managers of the Fund since 2024.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account (“IRA”), in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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More Information About the Funds
This Prospectus contains important information about investing in the Funds listed below. Please read this Prospectus carefully before you make any investment decisions. Additional information regarding the Funds as well as other funds that are series of iShares Trust, iShares U.S. ETF Trust or iShares, Inc. (each, a “Fund”) is available at www.iShares.com.
Each Fund’s investment objective may be changed without shareholder approval. Each Fund does not seek to replicate the performance of a specified index.

Fund	Investment Objective
iShares LifePath Retirement ETF	The iShares LifePath Retirement ETF seeks to provide exposure to a conservative, broad portfolio of ETFs covering global asset classes.
iShares LifePath Target Date 2030 ETF	The iShares LifePath Target Date 2030 ETF seeks to provide retirement outcomes through exposure to a broad portfolio of ETFs which adjusts its allocation as it approaches its target date.
iShares LifePath Target Date 2035 ETF	The iShares LifePath Target Date 2035 ETF seeks to provide retirement outcomes through exposure to a broad portfolio of ETFs which adjusts its allocation as it approaches its target date.
iShares LifePath Target Date 2040 ETF	The iShares LifePath Target Date 2040 ETF seeks to provide retirement outcomes through exposure to a broad portfolio of ETFs which adjusts its allocation as it approaches its target date
iShares LifePath Target Date 2045 ETF	The iShares LifePath Target Date 2045 ETF seeks to provide retirement outcomes through exposure to a broad portfolio of ETFs which adjusts its allocation as it approaches its target date.
iShares LifePath Target Date 2050 ETF	The iShares LifePath Target Date 2050 ETF seeks to provide retirement outcomes through exposure to a broad portfolio of ETFs which adjusts its allocation as it approaches its target date.
iShares LifePath Target Date 2055 ETF	The iShares LifePath Target Date 2055 ETF seeks to provide retirement outcomes through exposure to a broad portfolio of ETFs which adjusts its allocation as it approaches its target date.
iShares LifePath Target Date 2060 ETF	The iShares LifePath Target Date 2060 ETF seeks to provide retirement outcomes through exposure to a broad portfolio of ETFs which adjusts its allocation as it approaches its target date.
iShares LifePath Target Date 2065 ETF	The iShares LifePath Target Date 2065 ETF seeks to provide retirement outcomes through exposure to a broad portfolio of ETFs which adjusts its allocation as it approaches its target date.
iShares LifePath Target Date 2070 ETF	The iShares LifePath Target Date 2070 ETF seeks to provide retirement outcomes through exposure to a broad portfolio of ETFs which adjusts its allocation as it approaches its target date.
ETFs are funds that trade like other publicly traded securities. Shares of each Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day. The market price for a share of a Fund may be different from the Fund’s most recent NAV.
Each Fund invests in a particular segment of the markets for securities and other instruments (as applicable) and is designed to be used as part of broader asset allocation strategies. Accordingly, an investment in a Fund should not constitute a complete investment program. An investment in a Fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, BFA or any of BFA’s affiliates.
Additional Information About Investment Strategies
Each Fund is an actively managed ETF and does not seek to replicate the performance of a specified index. In selecting investments for each Fund, BFA uses optimization techniques relative to each Fund's custom model benchmark (or “Benchmark”) in order to provide exposure to frontier markets and select emerging markets while taking into account, among other things, regulatory requirements, market limitations, and repatriation restrictions as determined by BFA. As a result of the optimization techniques, the performance of each Fund may materially differ from that of their Benchmark.
Each Fund may also invest in other securities, including but not limited to, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. In certain situations or market conditions, each Fund may temporarily depart from its normal investment process, provided that the alternative, in the opinion of BFA, is consistent with each Fund’s investment objective and is in the best interest of each Fund.
Each Fund may lend securities representing up to one-third of the value of each Fund’s total assets (including the value of any collateral received).
Each Fund has no stated minimum holding period for investments and may buy or sell securities whenever Fund management sees an appropriate opportunity in accordance with each Fund's investment objective. An investment in each Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, BFA or any of its affiliates.
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Investment Time Horizon
Each Fund seeks to provide for retirement outcomes based on quantitatively measured risk that investors on average may be willing to accept given a particular investment time horizon. An investor’s time horizon marks the point when the investor plans to start making net withdrawals from his or her investments, in other words, the time when they will cease making new contributions to their investments. For many Fund investors, their time horizon is tied to the date that they plan to retire and begin gradually utilizing their investment to support themselves in retirement.
As a general rule, investors with a longer time horizon have a greater tolerance for risk than investors with a shorter time horizon. Long-term investors are more likely to accept a greater risk of loss in exchange for the potential to achieve higher long-term returns. Each Fund has its own time horizon, as described in the applicable “Principal Investment Strategies” section in this prospectus, which affects the targeted risk level of that Fund and, in turn, its asset allocation.
The allocations for the Retirement Fund reflect the expectation that investors in or near retirement, or otherwise seeking current income, are willing to take some risk of loss of their investment in hopes of achieving moderate long-term growth of capital. The Retirement Fund is designed to help balance three risk factors that investors face during retirement: market risk (potential declines in market values), longevity risk (living longer than expected) and inflation risk (loss of purchasing power). Specifically, the Retirement Fund seeks to enable investors to maintain consistent spending throughout their retirement while minimizing the risk of exhausting their investment. There is no guarantee that the performance of the Retirement Fund will be sufficient to enable this spending or that any one spending rate is appropriate for all investors. Investors may consider consulting with a financial advisor, financial planner, CPA or other qualified professional to determine a sustainable spending rate for their circumstances, and periodically reassess that spending rate throughout retirement as the value of the investor’s portfolio changes.
The investment objective of each Fund follows. Each Fund is a fund of funds and seeks its investment objective by investing primarily in Underlying Funds that are iShares funds.
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iShares LifePath Retirement ETF seeks to provide exposure to a conservative, broad portfolio of ETFs covering global asset classes.
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Each of iShares LifePath Target Date 2030 ETF, iShares LifePath Target Date 2035 ETF, iShares LifePath Target Date 2040 ETF, iShares LifePath Target Date 2045 ETF, iShares LifePath Target Date 2050 ETF, iShares LifePath Target Date 2055 ETF, iShares LifePath Target Date 2060 ETF, iShares LifePath Target Date 2065 ETF and iShares LifePath Target Date 2070 ETF seeks to provide retirement outcomes through exposure to a broad portfolio of ETFs which adjusts its allocation as it approaches its target date.
The investment objective of each Fund is a non-fundamental policy and may be changed by the Board without shareholder approval. You should carefully consider the asset allocation and risks of each Fund before deciding whether to invest.
The Funds are designed to offer individual investors comprehensive asset allocation strategies tailored to the time when they expect to begin withdrawing assets. Asset allocation is the distribution of investments among broad types of asset classes: equity securities, fixed-income and money market instruments. The equity and fixed-income securities will be accessed by investment in the appropriate category of Underlying Funds comprised of investment companies that seek to track the results of various indexes.
Which Fund to Consider
The LifePath ETFs are designed to offer individual investors comprehensive asset allocation strategies tailored to the time when they expect to retire or begin withdrawing assets.
The number in the name of most of the Funds represents a year — a “target year” when you might expect to begin withdrawing your money. Selecting the Fund that may be most appropriate for your investment may be as simple as matching your target year with the closest Fund target year.
For example, you are investing for retirement purposes, and you expect to retire at age 65. If you are 45 years old, you have 20 years before retirement. By adding 20 to the current year, you can define your “target year.” If you expect to retire in the year 2043, as in this example, you may conclude that the 2045 Fund is the most appropriate Fund for you.
The investment mix of the Funds gradually shifts from a greater concentration of higher-risk investments (namely, equity index funds) to a greater concentration of lower-risk investments (namely, bond index funds), thereby making the Funds increasingly conservative.
In making your investment decision, you should keep in mind:
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The Funds’ investment strategies derive from the risk tolerance of average investors with a particular time horizon.
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The Funds’ time horizons are based on the year in their name, except for the Retirement Fund, which is designed for investors who are currently withdrawing, or plan in the near future to begin withdrawing, a substantial portion of their investment.
If you are willing to accept a greater risk of loss in exchange for the potential to achieve higher long-term returns, you may invest some or all of your assets in a Fund with a longer time horizon. If you desire a more conservative investment and are willing to forego some potential returns, you may invest some or all of your assets in a Fund with a shorter time horizon. The final choice is yours.
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A Further Discussion of Principal Investment Strategies
Overview
Each Fund allocates and reallocates its assets among the Underlying Funds. The Funds with longer time horizons invest a greater portion of their assets in Underlying Funds designed to track particular equity indexes, which provide a greater opportunity for capital appreciation over the long-term but have a greater risk of loss. The Funds with shorter time horizons invest a greater portion of their assets in Underlying Funds designed to track particular fixed-income indexes, and in money market instruments, which typically offer reduced risk and price volatility but forego some potential returns. Accordingly, under normal circumstances, Funds with shorter time horizons have lower expected returns than Funds with longer time horizons. In addition to investing in Underlying Funds, each Fund may borrow, lend its portfolio securities to brokers, dealers and financial institutions, and invest the collateral in certain short-term instruments either directly or through one or more joint accounts or money market funds, as described in greater detail in the Funds’ combined statement of additional information (“SAI”).
As each Fund approaches its designated time horizon, it systematically seeks to reduce the level of risk by allocating assets more conservatively among the Underlying Funds. This systematic shift toward more conservative investments is designed to reduce the risk of significant reductions in the value of an investment in a Fund as it approaches its time horizon.
The Retirement Fund is in its “retirement phase” and seeks to maximize returns consistent with the risk that an average investor in retirement may be willing to accept. This does not mean, however, that it invests exclusively, or primarily, in Underlying Funds that are money market funds. Rather, because BFA believes that most investors are still willing to take some risks in pursuing returns even while drawing on their investments, almost all of the Retirement Fund’s assets will continue to be allocated to Underlying Funds that track both equity and fixed-income indexes.
In determining the allocation of assets to the Underlying Funds, BFA uses a proprietary investment model that analyzes securities market data, including risk, asset class correlations, and expected returns, to provide portfolio allocations among the asset classes represented by the Underlying Funds. The allocations are periodically monitored and rebalanced in an effort to maximize expected return for a given level of risk. In managing the Funds, BFA focuses on long-term targets and objectives. The progression over time of a Fund’s asset allocation to more conservative asset classes is a relatively steady process resulting in only gradual changes to the asset allocation from quarter to quarter. The Underlying Funds seek to track a mix of equity and fixed-income indexes and may invest in money market instruments. In order to match the performance of the applicable benchmark index, certain Underlying Funds invest in REITs, foreign securities, emerging markets, below investment-grade bonds and derivatives, which are subject to additional risks, as described in the “A Further Discussion of Risk Factors” section of this prospectus and/or the “Investment Risks and Considerations” section of the SAI. The Funds and certain Underlying Funds may also lend securities with a value up to one-third of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.
The investment model adjusts each Fund’s risk level by gradually making it more conservative as the year in the Fund’s name approaches, except for the Retirement Fund, which is already in its conservative phase. Under normal circumstances, the Funds intend to invest primarily in affiliated ETFs.
When a Fund reaches its stated time horizon and enters its most conservative phase, the allocation of its assets is expected to be similar to that of the Retirement Fund. Such Fund and the Retirement Fund are expected to, subject to approval by the Board, merge into a single fund.
Information About the Underlying Funds
Six of the Underlying Funds are Equity Funds – iShares Core MSCI Emerging Markets ETF, iShares Core MSCI International Developed Markets ETF, iShares Core U.S. REIT ETF, iShares Global Infrastructure ETF, iShares Russell 1000 ETF and iShares Russell 2000 ETF.
Seven of the Underlying Funds are Fixed-Income Funds – iShares 0-5 Year TIPS Bond ETF, iShares 1-5 Year Investment Grade Corporate Bond ETF, iShares 5-10 Year Investment Grade Corporate Bond ETF, iShares 10+ Year Investment Grade Corporate Bond ETF, iShares 10-20 Year Treasury Bond ETF, iShares MBS ETF and iShares U.S. Treasury Bond ETF.
Other than BlackRock Cash Funds: Treasury (the “Underlying Money Market Funds”), the Underlying Funds are ETFs that are part of the iShares ETF family of funds (“Underlying iShares Funds”). Each of the Underlying iShares Funds seeks investment results that correspond generally to the performance, before fees and expenses, of its underlying index. As a result, adverse performance of a particular security in an Underlying iShares Fund’s portfolio will ordinarily not result in the elimination of the security from the Underlying iShares Fund’s portfolio. Each Underlying iShares Fund offers and issues shares at their net asset value per share only to certain institutional investors in aggregations of a specified number of shares, generally in exchange for a basket of securities included in its underlying index, together with the deposit of a specified cash payment. The shares for these Underlying iShares Funds are listed and traded on national securities exchanges and also may be listed on certain non-U.S. exchanges. BFA purchases shares on behalf of the Funds in the secondary market.
The relative weightings for each Fund in the various Underlying Funds will vary over time, and BFA is not required to invest any Fund’s assets in each of the Underlying Funds or in any particular percentage in any given Underlying Fund. BFA may, in its discretion, add, eliminate or replace Underlying Funds at any time without notice to shareholders.
In managing each of the Underlying Funds, BFA uses a representative sampling index strategy. Representative sampling is an indexing strategy that involves investing in a representative sample of securities that collectively have an investment profile similar to a specified
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benchmark index. Securities selected for the Underlying Funds are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the applicable underlying index. The Underlying Funds may not hold all of the securities that are included in their respective underlying indexes and may hold certain securities that are not included in their respective underlying indexes. Additional information regarding the Underlying Funds and their principal investment strategies is provided below.
Each Fund currently expects to invest in some or all of the Underlying Funds described below:
Equity Funds
iShares Core MSCI Emerging Markets ETF
The Fund seeks to track the investment results of the MSCI Emerging Markets Investable Market Index (IMI), which is designed to measure large-, mid- and small-capitalization equity market performance in the global emerging markets. As of August 31, 2025, the MSCI Emerging Markets Investable Market Index (IMI) consisted of securities from the following 24 emerging market countries or regions: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Turkey and the United Arab Emirates. As of August 31, 2025, the MSCI Emerging Markets Investable Market Index (IMI) was composed of 3,129 constituents. As of August 31, 2025, a significant portion of the MSCI Emerging Markets Investable Market Index (IMI) is represented by securities of companies in the consumer goods and services, financials and technology industries or sectors. The components of the MSCI Emerging Markets Investable Market Index (IMI) are likely to change over time.
iShares Core MSCI International Developed Markets ETF
The Fund seeks to track the investment results of the MSCI World ex USA Investable Market Index, which has been developed by MSCI Inc. as an equity benchmark for international stock performance in non-U.S. developed markets. The MSCI World ex USA Investable Market Index is free float- adjusted, market cap-weighted and is designed to measure large-, mid- and small-capitalization equity market performance. It includes stocks from North America, Europe, Australasia and the Far East. As of July 31, 2025, the MSCI World ex USA Investable Market Index consisted of securities from the following 22 developed market countries or regions: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom (the “U.K.”). As of July 31, 2025, a significant portion of the MSCI World ex USA Investable Market Index is represented by securities of companies in the consumer goods and services, financials and industrials industries or sectors. The components of the MSCI World ex USA Investable Market Index are likely to change over time.
iShares Core U.S. REIT ETF
The Fund seeks to track the investment results of the FTSE Nareit Equity REITs 40 Act Capped Index (the “Underlying Index”), which measures the performance of U.S.-listed equity real estate investment trusts (“REITs”), excluding infrastructure REITs, mortgage REITs, and timber REITs. The Underlying Index will constrain at its quarterly rebalance: (i) the weight of any single company to a maximum of 22.5%, and (ii) the aggregate weight of companies exceeding 4.5% weight to a maximum of 22.5%. Outside the scheduled quarterly index reviews, the Underlying Index is rebalanced to: (i) the weight of any single company to a maximum of 24%, and (ii) the aggregate weight of companies exceeding 4.8% weight to a maximum of 24%. As of April 30, 2025, the Underlying Index is represented by the securities of 132 REITs, which invest in U.S. real estate markets. The components of the Underlying Index may change over time.
iShares Global Infrastructure ETF
The Fund seeks to track the investment results of the S&P Global Infrastructure IndexTM (the “Underlying Index”), which is designed to track performance of the stocks of large infrastructure companies in developed or emerging markets (only developed market listings are eligible for stocks of issuers domiciled in emerging markets). The Underlying Index includes companies involved in utilities, energy and transportation infrastructure, such as the management or ownership of oil and gas storage and transportation; airport services; highways and rail tracks; marine ports and services; and electric, gas and water utilities. As of March 31, 2025, the Underlying Index was comprised of securities of companies in the following countries: Australia, Brazil, Canada, China, Denmark, France, Germany, Italy, Japan, Luxembourg, Mexico, New Zealand, Norway, Singapore, Spain, Switzerland, the United Kingdom (the “U.K.”) and the U.S. As of March 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the energy, industrials, infrastructure and utilities industries or sectors. The components of the Underlying Index are likely to change over time.
iShares Russell 1000 ETF
The Fund seeks to track the investment results of the Russell 1000® Index (the “Underlying Index”), which measures the performance of the large- and mid-capitalization sectors of the U.S. equity market, as defined by FTSE Russell (the “Index Provider” or “Russell”). The Underlying Index is a subset of the Russell 3000 Index, which measures the performance of the broad U.S. equity market, as defined by Russell. The Underlying Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 1,007 largest issuers in the Russell 3000 Index. As of March 31, 2025, the Underlying Index represented approximately 95% of the total market capitalization of the Russell 3000 Index. As of March 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the technology industry or sector. The components of the Underlying Index are likely to change over time.
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iShares Russell 2000 ETF
The Fund seeks to track the investment results of the Russell 2000® Index (the “Underlying Index”), which measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell (the “Index Provider” or “Russell”). The Underlying Index is a subset of the Russell 3000 Index, which measures the performance of the broad U.S. equity market, as defined by Russell. The Underlying Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 1,953 smallest issuers in the Russell 3000 Index. As of March 31, 2025, the Underlying Index represented approximately 5% of the total market capitalization of the Russell 3000 Index. As of March 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the financials, healthcare and industrials industries or sectors. The components of the Underlying Index are likely to change over time.
Fixed-Income Funds
iShares 0-5 Year TIPS Bond ETF
The Fund seeks to track the investment results of the ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index (the “Underlying Index”), which tracks the performance of inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” that have a remaining maturity of less than or equal to five years. TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation—a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, the non-seasonally adjusted Consumer Price Index for All Urban Consumers (“CPI”), and TIPS' principal payments are adjusted according to changes in the CPI. A fixed coupon rate is applied to the inflation-adjusted principal so that, as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.
Qualifying securities must have less than or equal to five years remaining to final maturity as of the rebalancing date and at least $300 million of outstanding face value, excluding amounts held by the Federal Reserve System Open Market Account (“SOMA”). In addition, the securities in the Underlying Index must have a fixed coupon schedule and must be denominated in U.S. dollars. Excluded from the Underlying Index are government agency debt with or without a government guarantee, securities issued or marketed primarily to retail investors, floating rate notes, cash management and Treasury bills, original issue zero coupon securities and Separate Trading of Registered Interest and Principal Securities (or “STRIPs”). However, the amounts outstanding of qualifying securities in the Underlying Index are not reduced by any portions of such securities that have been stripped after inclusion in the Underlying Index. Index constituents are market capitalization weighted based on amounts outstanding reduced by amounts held by the Federal Reserve SOMA. The Underlying Index is rebalanced on the last calendar day of each month.
iShares 1-5 Year Investment Grade Corporate Bond ETF
The Fund seeks to track the investment results of the ICE® BofA® 1-5 Year US Corporate Index (the “Underlying Index”), which measures the performance of investment-grade corporate bonds of both U.S. and non-U.S. issuers that are U.S. dollar-denominated and publicly issued in the U.S. domestic market and have a remaining maturity of greater than or equal to one year and less than five years. As of February 28, 2025, there were 4,075 issues in the Underlying Index. As of February 28, 2025, a significant portion of the Underlying Index is represented by securities of companies in the financials industry or sector. The components of the Underlying Index are likely to change over time.
The Underlying Index consists of investment-grade corporate bonds of both U.S. and non-U.S. issuers that have a remaining maturity of greater than or equal to one year and less than five years, have been publicly issued in the U.S. domestic market, and have $250 million or more of outstanding face value. The Index Provider deems securities as “investment grade” based on the average rating of Fitch Ratings, Inc. (BBB or better), Moody’s Investors Service, Inc. (Baa or better) and/or Standard & Poor's® Financial Services LLC, a subsidiary of S&P Global (BBB or better). In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate. Excluded from the Underlying Index are equity-linked securities, securities in legal default, hybrid securitized corporate bonds, Eurodollar bonds (U.S. dollar-denominated securities not issued in the U.S. domestic market), taxable and tax-exempt U.S. municipal securities and dividends-received-deduction-eligible securities. The Underlying Index is market capitalization-weighted, and the securities in the Underlying Index are updated on the last calendar day of each month. Under normal circumstances, the Fund will seek to maintain a weighted average maturity that is less than or equal to three years. Weighted average maturity is a U.S. dollar-weighted average of the remaining term to maturity of the underlying securities in the Fund’s portfolio.
iShares 5-10 Year Investment Grade Corporate Bond ETF
The Fund seeks to track the investment results of the ICE® BofA® 5-10 Year US Corporate Index (the “Underlying Index”), which measures the performance of investment-grade corporate bonds of both U.S. and non-U.S. issuers that are U.S. dollar-denominated and publicly issued in the U.S. domestic market and have a remaining maturity of greater than or equal to five years and less than ten years. As of February 28, 2025, there were 2,885 issues in the Underlying Index. As of February 28, 2025, a significant portion of the Underlying Index is represented by securities of companies in the financials industry or sector. The components of the Underlying Index are likely to change over time.
The Underlying Index consists of investment-grade corporate bonds of both U.S. and non-U.S. issuers that have a remaining maturity of greater than or equal to five years and less than ten years, have been publicly issued in the U.S. domestic market,  and have $250 million or
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more of outstanding face value. The Index Provider deems securities as “investment grade” based on the average rating of Fitch Ratings, Inc. (BBB or better), Moody’s Investors Service, Inc. (Baa or better) and/or Standard & Poor's® Financial Services LLC, a subsidiary of S&P Global (BBB or better). In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate. Excluded from the Underlying Index are equity-linked securities, securities in legal default, hybrid securitized corporate bonds, Eurodollar bonds (U.S. dollar-denominated securities not issued in the U.S. domestic market), taxable and tax-exempt U.S. municipal securities and dividends-received-deduction-eligible securities. The Underlying Index is market capitalization-weighted, and the securities in the Underlying Index are updated on the last calendar day of each month. Under normal circumstances, the Fund will seek to maintain a weighted average maturity that is greater than three years and lower than 10 years. Weighted average maturity is a U.S. dollar-weighted average of the remaining term to maturity of the underlying securities in the Fund’s portfolio.
iShares 10+ Year Investment Grade Corporate Bond ETF
The Fund seeks to track the investment results of the ICE® BofA® 10+ Year US Corporate Index (the “Underlying Index”), which measures the performance of investment-grade corporate bonds of both U.S. and non-U.S. issuers that are U.S. dollar-denominated and publicly issued in the U.S. domestic market and have a remaining maturity of greater than or equal to ten years. As of February 28, 2025, there were 3,813 issues in the Underlying Index. As of February 28, 2025, a significant portion of the Underlying Index is represented by securities of companies in the financials, healthcare and utilities industries or sectors. The components of the Underlying Index are likely to change over time.
The Underlying Index consists of investment-grade corporate bonds of both U.S. and non-U.S. issuers that have a remaining maturity of greater than or equal to ten years, have been publicly issued in the U.S. domestic market, and have $250 million or more of outstanding face value. The Index Provider deems securities as “investment grade” based on the average rating of Fitch Ratings, Inc. (BBB or better), Moody’s Investors Service, Inc. (Baa or better) and/or Standard & Poor's® Financial Services LLC, a subsidiary of S&P Global (BBB or better). In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate. Excluded from the Underlying Index are equity-linked securities, securities in legal default, hybrid securitized corporate bonds, Eurodollar bonds (U.S. dollar-denominated securities not issued in the U.S. domestic market), taxable and tax-exempt U.S. municipal securities and dividends-received-deduction-eligible securities. The Underlying Index is market capitalization-weighted, and the securities in the Underlying Index are updated on the last calendar day of each month. Under normal circumstances, the Fund will seek to maintain a weighted average maturity that is greater than ten years. Weighted average maturity is a U.S. dollar-weighted average of the remaining term to maturity of the underlying securities in the Fund's portfolio.
iShares 10-20 Year Treasury Bond ETF
The Fund seeks to track the investment results of the ICE® U.S. Treasury 10-20 Year Bond Index (the “Underlying Index”), which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to ten years and less than twenty years. As of February 28, 2025, there were 50 issues in the Underlying Index.
The Underlying Index consists of publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to ten years and less than twenty years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve System. In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is market value weighted, and the securities in the Underlying Index are updated on the last calendar day of each month.
iShares MBS ETF
The Fund seeks to track the investment results of the Bloomberg U.S. MBS Index (the “Underlying Index”), which measures the performance of investment-grade (as determined by Bloomberg Index Services Limited (the “Index Provider” or “Bloomberg”)) mortgage-backed pass-through securities (“MBS”) issued and/or guaranteed by U.S. government agencies or sponsored entities. The Underlying Index includes fixed-rate MBS issued by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”) that have 30-, 20-, or 15-year maturities. All securities in the Underlying Index must have a remaining weighted average maturity of at least one year. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be non-convertible. The Underlying Index is market capitalization-weighted and the securities in the Underlying Index are updated on the last business day of each month.
As of February 28, 2025, approximately 100% of the bonds represented in the Underlying Index were U.S. agency MBS. Most transactions in MBS occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement (to-be-announced (“TBA”) transactions). The Fund may enter into such contracts for fixed-rate pass-through securities on a regular basis. The Fund, pending settlement of such contracts, will invest its assets in liquid, short-term instruments, including shares of money market funds advised by BFA or its affiliates. The Fund will assume its pro rata share of the fees and expenses of any money market fund that it may invest in, in addition to the Fund's own fees and expenses. The Fund may also acquire interests in mortgage pools through means other than such standardized contracts for future delivery.
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iShares U.S. Treasury Bond ETF
The Fund seeks to track the investment results of the ICE U.S. Treasury Core Bond Index (the “Underlying Index”), which measures the performance of public obligations of the U.S. Treasury. As of October 31, 2024, there were 288 issues in the Underlying Index.
The Underlying Index consists of U.S. dollar-denominated sovereign debt publicly issued by the U.S. Treasury in its domestic market. Qualifying securities must have, as of the rebalancing date, a remaining term to final maturity of greater than one year. Index constituents also must have a fixed coupon schedule and an adjusted amount outstanding of at least $300 million, excluding amounts held by the Federal Reserve System Open Market Account (“SOMA”). Excluded from the Underlying Index are inflation-linked securities, Treasury bills, agency debt issued with or without a government guarantee, original issue zero coupon securities and issues that have been stripped from coupon-paying bonds. However, the amounts outstanding of qualifying securities are not reduced by any individual components of such securities (i.e., coupon or principal) that have been stripped after inclusion in the Underlying Index. Securities issued or marketed primarily to retail investors do not qualify for inclusion in the Underlying Index.
Index constituents are market value-weighted based on amounts outstanding reduced by amounts held by the Federal Reserve SOMA. Accrued interest is calculated assuming next-day settlement. Cash flows from bond payments and redemptions that are received during the month are retained in the Underlying Index until the end of the month and then are removed as part of the rebalancing. Cash does not earn any reinvestment income while it is held in the Underlying Index.
The Underlying Index is rebalanced on the last calendar day of the month, based on information available up to and including the third business day before the last business day of the month. New issues must be auctioned on or before the calendar month end rebalancing date in order to qualify for the coming month.
Money Market Fund
BlackRock Cash Funds: Treasury
BlackRock Cash Funds: Treasury seeks current income as is consistent with liquidity and stability of principal. The fund seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the fund may invest in variable and floating rate instruments and transact in securities on a when-issued, delayed delivery or forward commitment basis.
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Additional Information About the Funds' Risks
Each Fund is subject to various risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Each Fund discloses its portfolio holdings daily at www.iShares.com. You could lose all or part of your investment in a Fund, which could underperform other investments. The table below identifies the principal and other (non-principal) risks that apply to each Fund. A Fund that invests in an Underlying Fund also may be indirectly exposed to these risks through such investment. A description of each risk is provided after the table.

	iShares LifePath Retirement ETF	iShares LifePath Target Date 2030 ETF	iShares LifePath Target Date 2035 ETF	iShares LifePath Target Date 2040 ETF	iShares LifePath Target Date 2045 ETF
✓ Principal Risk | • Other Risk
Affiliated Fund Risk	✓	✓	✓	✓	✓
Allocation Risk	✓	✓	✓	✓	✓
Asian Economic Risk	•	✓	✓	✓	✓
Asset Class Risk	✓	✓	✓	✓	✓
Assets Under Management (AUM) Risk	✓	✓	✓	✓	✓
Authorized Participant Concentration Risk	✓	✓	✓	✓	✓
Call Risk	✓	✓	✓	✓	✓
Close-Out Risk for Qualified Financial Contracts	•	•	•	•	•
Communications Companies Risk			•	•	•
Concentration Risk	✓	✓	✓	✓	✓
Consumer Goods and Services Companies Risk	•	•	•	•	•
Credit Risk	✓	✓	✓	✓
Currency Risk	•	✓	✓	✓	✓
Custody Risk		•	•	•	•
Equity Securities Risk	✓	✓	✓	✓	✓
European Economic Risk	•	✓	✓	✓	✓
Extension Risk	✓	✓	✓	✓
Financial Companies Risk	•	•	•	•	✓
Geographic and Security Risks	•	•	•	•	•
Healthcare Companies Risk			•	•	•
Illiquid Investments Risk	•	•	•	•	•
Income Risk	✓	✓	✓	✓	✓
Industrial Companies Risk	•	•	•	•	•
Infrastructure Companies Risk	✓	✓	✓	✓	✓
Interest Rate Risk	✓	✓	✓	✓	✓
Investment in Underlying Fund Risk	✓	✓	✓	✓	✓
Issuer Risk	✓	✓	✓	✓	✓
Large-Capitalization Companies Risk	✓	✓	✓	✓	✓
Large Shareholder and Large-Scale Redemption Risk	•	•	•	•	•
Management Risk	✓	✓	✓	✓	✓
Market Risk	✓	✓	✓	✓	✓
Market Trading Risk	✓	✓	✓	✓	✓
Mid-Capitalization Companies Risk	•	•	•	•	•
National Closed Market Trading Risk	•	✓	✓	✓	✓
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	iShares LifePath Retirement ETF	iShares LifePath Target Date 2030 ETF	iShares LifePath Target Date 2035 ETF	iShares LifePath Target Date 2040 ETF	iShares LifePath Target Date 2045 ETF
✓ Principal Risk | • Other Risk
Non-U.S. Securities Risk	•	✓	✓	✓	✓
North American Economic Risk	•	✓	✓	✓	✓
Operational and Technology Risks	✓	✓	✓	✓	✓
Ownership Limitations Risk	•	•	•	•	•
Prepayment Risk	✓	✓	✓	✓	✓
Real Estate Investment Risk				•	•
Reinvestment Risk	✓	✓	✓	✓
Retirement Income Risk	✓	✓	✓	✓	✓
Risk of Investing in China	✓	✓	✓	✓	✓
Risk of Investing in the China Bond Market	✓	✓	✓	✓	✓
Risk of Investing in Developed Countries	✓	✓	✓	✓	✓
Risk of Investing in Russia	✓	✓	✓	✓	✓
Risk of Investing in Saudi Arabia	✓	✓	✓	✓	✓
Risk of Investing in the U.S.	✓	✓	✓	✓	✓
Securities Lending Risk	✓	✓	✓	✓	✓
Selection Risk	✓	✓	✓	✓	✓
Small-Capitalization Companies Risk					•
Small Fund Risk	✓	✓	✓	✓	✓
Tax Risk	✓	✓	✓	✓	✓
Technology Companies Risk	•	•	✓	✓	✓
U.S. Agency Mortgage Backed Securities Risk	•	•	•	•
U.S. Treasury Obligations Risk	✓	✓	✓	•
Utility Companies Risk
Valuation Risk	✓	✓	✓	✓	✓

	iShares LifePath Target Date 2050 ETF	iShares LifePath Target Date 2055 ETF	iShares LifePath Target Date 2060 ETF	iShares LifePath Target Date 2065 ETF	iShares LifePath Target Date 2070 ETF

✓ Principal Risk | • Other Risk
Affiliated Fund Risk	✓	✓	✓	✓	✓
Allocation Risk	✓	✓	✓	✓	✓
Asian Economic Risk	✓	✓	✓	✓	✓
Asset Class Risk	✓	✓	✓	✓	✓
Assets Under Management (AUM) Risk	✓	✓	✓	✓	✓
Authorized Participant Concentration Risk	✓	✓	✓	✓	✓
Call Risk	✓	✓	✓	✓	✓
Close-Out Risk for Qualified Financial Contracts	•	•	•	•	•
Communications Companies Risk	•	•	•	•	•
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	iShares LifePath Target Date 2050 ETF	iShares LifePath Target Date 2055 ETF	iShares LifePath Target Date 2060 ETF	iShares LifePath Target Date 2065 ETF	iShares LifePath Target Date 2070 ETF

Concentration Risk	✓	✓	✓	✓	✓
Consumer Goods and Services Companies Risk	✓	✓	✓	✓	✓
Credit Risk					✓
Currency Risk	✓	✓	✓	✓	✓
Custody Risk	•	•	•	•	•
Equity Securities Risk	✓	✓	✓	✓	✓
European Economic Risk	✓	✓	✓	✓	✓
Extension Risk
Financial Companies Risk	✓	✓	✓	✓	✓
Geographic and Security Risks	•	•	•	•	•
Healthcare Companies Risk	•	•	•	•	•
Illiquid Investments Risk	•	•	•	•	•
Income Risk	✓	✓	✓	✓	✓
Industrial Companies Risk	•	•	•	•	•
Infrastructure Companies Risk	✓
Interest Rate Risk	✓	✓	✓	✓	✓
Investment in Underlying Fund Risk	✓	✓	✓	✓	✓
Issuer Risk	✓	✓	✓	✓	✓
Large-Capitalization Companies Risk	✓	✓	✓	✓	✓
Large Shareholder and Large-Scale Redemption Risk	•	•	•	•	•
Management Risk	✓	✓	✓	✓	✓
Market Risk	✓	✓	✓	✓	✓
Market Trading Risk	✓	✓	✓	✓	✓
Mid-Capitalization Companies Risk	•	•	•	•	•
National Closed Market Trading Risk	✓	✓	✓	✓	✓
Non-U.S. Securities Risk	✓	✓	✓	✓	✓
North American Economic Risk	✓	✓	✓	✓	✓
Operational and Technology Risks	✓	✓	✓	✓	✓
Ownership Limitations Risk	•	•	•	•	•
Prepayment Risk
Real Estate Investment Risk
Reinvestment Risk
Retirement Income Risk	✓	✓	✓	✓	✓
Risk of Investing in China	✓	✓	✓	✓	✓
Risk of Investing in the China Bond Market	✓	✓	✓	✓	✓
Risk of Investing in Developed Countries	✓	✓	✓	✓	✓
Risk of Investing in Russia	✓	✓	✓	✓	✓
Risk of Investing in Saudi Arabia	✓	✓	✓	✓	✓
Risk of Investing in the U.S.	✓	✓	✓	✓	✓
Securities Lending Risk	✓	✓	✓	✓	✓
Selection Risk	✓	✓	✓	✓	✓
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	iShares LifePath Target Date 2050 ETF	iShares LifePath Target Date 2055 ETF	iShares LifePath Target Date 2060 ETF	iShares LifePath Target Date 2065 ETF	iShares LifePath Target Date 2070 ETF

Small-Capitalization Companies Risk	•	•	•	•	•
Small Fund Risk	✓	✓	✓	✓	✓
Tax Risk	✓	✓	✓	✓	✓
Technology Companies Risk	✓	✓	✓	✓	✓
U.S. Agency Mortgage Backed Securities Risk
U.S. Treasury Obligations Risk
Utility Companies Risk					✓
Valuation Risk	✓	✓	✓	✓	✓
Affiliated Fund Risk. For a Fund that invests in Underlying Funds and does not track an index, BFA has the ability to select the Underlying Funds and substitute Underlying Funds with other ETFs that it believes will achieve the Fund’s investment objective. BFA may be subject to conflicts of interest in selecting Underlying Funds and substituting Underlying Funds with other ETFs because the fees paid to BFA by some Underlying Funds and other ETFs managed by BFA may be higher than the fees paid by other Underlying Funds. Additionally, an Underlying Fund may benefit from being selected in terms of enhanced liquidity and accumulation of assets. If an Underlying Fund or other ETF holds interests in an affiliated fund, a Fund may be prohibited from purchasing shares of that Underlying Fund or other ETF.
Allocation Risk. Each Fund's ability to achieve its investment objective depends, in part, on BFA's ability to develop a model that accurately assesses the appropriate asset class allocation for the Fund and selects the best mix of Underlying Funds and other assets. There is no guarantee that these allocation techniques and decisions will produce the desired results for the Fund. There is a risk that the evaluations and assumptions about asset classes or Underlying Funds, which are used as inputs in the model, may be incorrect. This could cause a Fund to be invested, under-invested or not invested in one or more asset classes or Underlying Funds at an inopportune time, which could adversely affect the Fund’s performance. A Fund may overweight certain asset classes relative to market capitalization-weighted benchmarks. In such a case, the Fund will underperform such benchmarks if asset classes that are overweighted underperform other asset classes.
Asian Economic Risk. Certain Asian economies have experienced rapid growth and industrialization in recent years, but there is no assurance that this growth rate will be maintained. Other Asian economies have experienced high inflation, high unemployment, currency devaluations and restrictions, and over-extension of credit. Geopolitical hostility, political instability, and economic or environmental events in any one Asian country may have a significant economic effect on the entire Asian region, as well as on major trading partners outside Asia. An adverse event in the Asian markets may have a significant adverse effect on some or all of the economies of the countries in which a Fund invests. Because many Asian countries depend significantly on international trade, shifts in relationships with key trading partners, such as China and the U.S., may have a region-wide economic impact. Strains in these relations could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. A shift towards protectionist policies by these countries or other key trading partners could suppress Asia’s exports and reduce foreign investment in the region.
Many Asian countries are subject to political risk, including political instability, corruption and regional conflicts. North Korea and South Korea each have substantial military capabilities, and historical tensions between the two countries present the risk of war. China has a complex territorial dispute regarding the sovereignty of Taiwan and has pledged to take control of Taiwan, including by force if necessary. Continuing hostility between China and Taiwan may have an adverse impact on economies throughout the region and on the value of a Fund’s investments, may cause a suspension in a Fund’s ability to trade in certain securities or other assets, or may otherwise make such investments impracticable or impossible. Frictions between China and the Philippines in the South China Sea pose a risk of escalation potentially leading to military conflict. In addition, many Asian countries are subject to social and labor risks associated with demands for improved political, economic and social conditions. These risks, among others, may adversely affect the value of a Fund’s investments with exposure to Asia.
Asset Class Risk. The securities and other assets in a Fund’s portfolio may underperform in comparison to indexes that track, or assets that represent, other countries or geographic units, industries, markets, market segments, or asset classes. Various types of securities, other assets and indexes may experience cycles of outperformance and underperformance in comparison to financial markets generally. This divergence may be due to a number of factors including, among other things, inflation, interest rates, productivity, global demand for local products or resources, and regulation and governmental controls. This may cause a Fund to underperform other investment vehicles that invest in different asset classes.
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Assets Under Management (AUM) Risk. From time to time, an Authorized Participant, a third-party investor, a Fund’s adviser, an affiliate of a Fund’s adviser, or another fund may invest in a Fund and hold its investment for a specific period of time to allow the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund.
Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with a Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for a Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for a Fund that invests in securities issued by non-U.S. issuers or instruments with lower trading volume. Such assets often entail greater settlement and operational complexity and higher capital costs for Authorized Participants, which may limit the number of Authorized Participants that engage with the Fund.
Call Risk. During periods of falling interest rates, an issuer of a callable bond held by a Fund may “call” or repay the security before its stated maturity, and a Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features.
Close-Out Risk for Qualified Financial Contracts. Regulations adopted by global prudential regulators require counterparties that are part of U.S. or foreign global systemically important banking organizations to include contractual restrictions on close-out and cross-default in agreements relating to qualified financial contracts. Qualified financial contracts include agreements relating to swaps, currency forwards and other derivatives as well as repurchase agreements and securities lending agreements. The restrictions prevent a Fund from closing out a qualified financial contract during a specified time period if the counterparty is subject to resolution proceedings and also prohibit a Fund from exercising default rights due to a receivership or similar proceeding of an affiliate of the counterparty. These requirements may increase credit risk and other risks to a Fund.
Concentration Risk. A Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes. A Fund with investment concentration may be more adversely affected by the underperformance of those assets, may experience greater price volatility and may be more susceptible to adverse economic, market, political or regulatory impacts on those assets compared to a fund that does not concentrate its investments.
Credit Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security may be unable or unwilling, or may be perceived as unable or unwilling (whether by market participants, ratings agencies, pricing services or otherwise), to make timely principal and/or interest payments or to otherwise honor its obligations. It includes the risk that the security will be downgraded by a credit rating agency; generally, lower credit quality issuers present higher credit risks. The credit rating assigned to a security or its issuer does not necessarily reflect the issuer’s current financial condition or an investment’s volatility or liquidity. An actual or perceived decline in an issuer’s creditworthiness may result in a decrease in the value and liquidity of its securities as well as greater price volatility, which may make it difficult for a Fund to sell the securities and otherwise have an adverse impact on the Fund. It is possible that the ability of an issuer to meet its obligations will decline substantially during the period when a Fund owns securities of the issuer or that the issuer will default on its obligations or that the obligations of the issuer will be limited or restructured. A Fund may be adversely affected if an investment that it holds experiences a downgrade or a default.
Currency Risk. Because each Fund’s NAV is determined on the basis of the U.S. dollar, investors may lose money if the currency of a non-U.S. market in which a Fund invests depreciates against the U.S. dollar or if there are delays or limits on repatriation of foreign currency, even if the foreign currency value of the Fund’s holdings in that market increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, a Fund’s NAV may change quickly and without warning. In addition, a Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.
Custody Risk. Custody risk refers to the risks in the process of clearing and settling trades, as well as the holding of securities and other assets by local banks, agents and depositories. These risks are heightened in jurisdictions with less developed markets or less robust settlement and custody infrastructure and processes, and they may result in losses or delays in payments, delivery or recovery of money or other assets. Low trading volumes and volatile prices in less developed markets may make trades harder to complete and settle. Governments or trade groups may compel local agents to hold securities and other assets in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets. In general, the less developed a country’s securities markets are, the higher the degree of custody risk.
Equity Securities Risk. Equity securities are subject to changes in value due to general market or economic conditions, perceptions about the markets in which issuers participate or a number of factors relating to a specific issuer. Investments in equity securities may be more volatile than investments in other asset classes. Equity securities (both common and preferred stock) are subordinated to debt securities in a company’s capital structure, and so equity holders are generally subject to more risks, particularly in the event of an issuer’s bankruptcy. Common stock has the lowest priority and the greatest risks, including with respect to dividends and any liquidation payments.
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European Economic Risk. The Economic and Monetary Union (the “eurozone”) of the European Union (the “EU”) requires compliance by member states that are members of the eurozone with restrictions on inflation rates, deficits, interest rates and debt levels, as well as fiscal and monetary controls, each of which may significantly affect every country in Europe, including those countries that are not members of the eurozone. Additionally, European countries outside of the eurozone may present economic risks that are independent of the indirect effects that eurozone policies have on them. In particular, the United Kingdom's (the “U.K.”) economy may be affected by global economic, industrial and financial shifts. Changes in imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro (the common currency of eurozone countries), the default or threat of default by an EU member state on its sovereign debt and/or an economic recession in an EU member state may have a significant adverse effect on the economies of other EU member states and their trading partners. The European financial markets have historically experienced volatility and adverse trends due to concerns about economic downturns or government debt levels in several European countries, including, but not limited to, Austria, Belgium, Cyprus, France, Greece, Ireland, Italy, Portugal, Spain and Ukraine. These events have affected and may in the future adversely affect the exchange rate of the euro and may significantly affect European countries.
Responses to financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest, may limit future growth and economic recovery or may have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro and/or withdraw from the EU. The U.K. left the EU (“Brexit”) on January 31, 2020. Brexit could adversely affect European or worldwide political, regulatory, economic or market conditions and could contribute to instability in global political institutions, regulatory agencies and financial markets.
The national politics of countries in Europe have been unpredictable and subject to influence by disruptive political groups and ideologies, including, for example, secessionist movements. The governments of European countries may be subject to change and such countries may experience social and political unrest. Unanticipated or sudden political or social developments may result in sudden and significant investment losses. The occurrence of terrorist incidents throughout Europe or war in the region could also impact financial markets. The impact of these events is not clear but could be significant and far-reaching and could adversely affect the value and liquidity of a Fund's investments.
Russian Invasion of Ukraine. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, import and export restrictions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, may impact Russia's economy, Russian issuers of securities in which a Fund invests, or the economies of Europe as a whole. Actual and threatened responses to Russian military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and are likely to have collateral impacts on such sectors across Europe and globally.
Extension Risk. During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in a Fund’s income and potentially in the value of a Fund’s investments.
Financial Companies Risk. Financial services companies are subject to extensive governmental regulation and intervention, which may change frequently and may adversely affect their profitability, the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain and their size, among other things. Financial services companies also may be significantly affected by, among other things, interest rates, economic conditions, credit rating downgrades, adverse public perception and exposure concentration. Increased risk-taking by financial companies may result in greater overall risk in the global financial sector. Certain events may cause an unusually high degree of volatility in financial markets and pose the risk of large losses for financial services companies.
Financial companies frequently operate with substantial financial leverage and are exposed directly to the credit risk of their borrowers and counterparties, which also may be leveraged to an unknown degree. Financial companies may have significant exposure to the same borrowers and counterparties; as a result, a borrower’s or counterparty’s inability to meet its obligations to one company may affect other financial companies with exposure to the same borrower or counterparty. This interconnectedness of risk may result in significant negative impacts to companies with direct exposure to the defaulting counterparty as well as adverse cascading effects in the markets and the financial sector generally.
Geographic and Security Risks. Issuers in a Fund’s portfolio may be located in, or otherwise connected to, parts of the world affected by natural disasters, such as severe heat, earthquakes, tornadoes, volcanic eruptions, wildfires, droughts, floods, hurricanes and tsunamis. In addition, issuers may be impacted by security concerns with respect to a country or region, such as war and other types of conflict, terrorism, strained international relations and territorial disputes. Any of these events may adversely affect the issuers, markets and economies to which a Fund is exposed, which may adversely affect the value of the Fund.
Healthcare Companies Risk. The profitability of healthcare companies may be adversely affected by the following factors, among others: extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and
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services, pricing pressure, a limited number of products, labor shortages, supply chain issues and industry innovation. Many new products in the healthcare sector entail significant research and development and require regulatory approval, all of which may be long and costly, and such efforts ultimately may be unsuccessful. Many healthcare companies depend heavily on obtaining and defending patents, which can be costly, and may be adversely affected by the expiration of patents. Healthcare companies also are subject to extensive litigation based on product liability and similar claims.
Illiquid Investments Risk. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment. An investment may be illiquid due to, among other things, fewer participants or less capacity to make a market in the investment, the lack of an active market for the investment, capital controls, delays or limits on repatriation of local currency, and the insolvency of local governments. To the extent that a Fund invests in securities or other assets with substantial market and/or credit risk, the Fund will tend to have increased exposure to the risks associated with illiquid investments. Illiquid investments may be harder to value, especially in changing markets.
Liquid investments may become illiquid after purchase by a Fund, particularly during periods of market turmoil. There can be no assurance that a security or other asset that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by a Fund, and any security or other asset held by a Fund may be deemed an illiquid investment pursuant to the Fund’s liquidity risk management program.
Holdings of illiquid investments may reduce a Fund’s returns because the Fund may be unable to transact at advantageous times or prices. If a Fund is forced to sell underlying investments at reduced prices or under unfavorable conditions to meet redemption requests or for other cash needs, the Fund may suffer a loss. This may be magnified in a rising interest rate environment or other circumstances where redemptions of Fund shares may be greater than normal. If other market participants attempt to liquidate holdings at the same time as a Fund, this will lead to an increased supply of the Fund’s underlying investments in the market and contribute to greater illiquid investments risk and downward pricing pressure. In addition, if a Fund is limited in its ability to sell illiquid investments during periods when shareholders are redeeming their shares, the Fund will need to sell liquid securities to meet redemption requests, and illiquid securities will become a larger portion of the Fund’s holdings. During periods of market volatility, liquidity in the market for a Fund’s shares may be impacted by the liquidity in the market for the underlying securities or other assets held by the Fund, which could lead to the Fund’s shares trading at a premium or discount to the Fund's NAV.
Income Risk. A Fund’s income may decline due to falling interest rates or other factors. This can occur because the Fund may be required to invest in lower-yielding bonds when a bond in the Fund’s portfolio matures, is near maturity, is called or is prepaid or when the Fund otherwise needs to purchase additional bonds, such as due to a substitution in the underlying index for an index fund.
Industrial Companies Risk. Industrial companies face a number of risks, including supply chain and distribution disruptions, business interruptions, third-party vendor risks, cyber attacks, trade disputes, product recalls, liability and environmental damage claims, scarcity of materials or parts, excess capacity, changes in consumer preferences, and volatility in commodity prices and currencies. The products of industrial companies may face obsolescence due to technological developments and new product introduction. Furthermore, changes in trade restrictions and tariffs as well as broader geopolitical developments could adversely affect industrial companies. These companies also may be significantly affected by domestic and international economic conditions, legislative and regulatory changes, and labor relations. Industrial companies may depend on public or private sector financing, which may become difficult to obtain due to government spending constraints or reduced availability of capital. Such companies may be unable to protect their intellectual property rights or may be liable for infringing the intellectual property rights of others.
Infrastructure Companies Risk. Companies involved in infrastructure or infrastructure-related activities face a number of risks, including supply chain and distribution disruptions, business interruptions, third-party vendor risks, cyber or other attacks, trade disputes, scarcity of materials or parts, excess capacity, and volatility in commodity prices and currencies. Changes in trade restrictions and tariffs as well as broader geopolitical developments could adversely affect infrastructure companies. These companies also may be significantly affected by domestic and international economic conditions, legislative and regulatory changes, labor relations, technological developments, extreme weather or other catastrophic events. Some infrastructure companies may rely heavily on government contracts or other forms of public sector financing and thus are subject to heightened political risks, including reduced government spending or changes in policy priorities. Certain companies are subject to extensive government regulation and may incur significant compliance costs. They also may face the risk of liability for environmental damage or infrastructure failures.
Interest Rate Risk. Interest rate changes can be sudden and unpredictable and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand for fixed-income securities. Changes in interest rates may have unpredictable effects on fixed-income markets and may result in heightened volatility and lower liquidity for certain instruments, which may adversely affect a Fund’s performance. When interest rates rise, the value of fixed-income securities or other instruments sensitive to interest rates typically decreases. Duration is a measure of how sensitive a bond is to interest rate changes. Fixed-income securities with longer durations tend to be more sensitive to interest rate changes, and their prices usually are more volatile than those of shorter-duration securities. For example, if a bond has a duration of five years and interest rates rise, the price of the bond will likely decline by a greater percentage than for a bond with a one-year duration. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer duration, rising interest rates may cause the value of the Fund’s investments to decline significantly, which would adversely affect the Fund’s performance.
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In addition, changes in prevailing interest rates, particularly sudden and significant changes, may lead to fluctuations in the value of floating-rate debt securities, because the rates for those securities typically reset only periodically. Additionally, during periods of very low or negative interest rates, a Fund may be unable to maintain positive returns or pay dividends to shareholders. Under certain market conditions when interest rates are set at low levels and the market prices of portfolio securities have increased, a Fund may have a very low or even negative yield, which would cause the Fund to lose money under certain conditions.
Decreases in market-making capacity for fixed-income dealers may lead to lower trading volume, heightened volatility, wider bid-ask spreads and less transparent pricing in certain fixed-income markets.
Investment in Underlying Fund Risk. For a Fund that invests in an Underlying Fund, the Fund’s investment performance and risks are likely to be directly related to those of the Underlying Fund. A Fund’s NAV will change with changes in the value of an Underlying Fund and other assets that the Fund holds. The shares of an Underlying Fund may trade at a premium or discount to the Underlying Fund’s NAV. Investors in a Fund that invests in an Underlying Fund will indirectly bear the expenses charged by the Underlying Fund, and an investment in the Fund may entail more expenses than a direct investment in the Underlying Fund (except to the extent that certain fees are waived by BFA). An investor in such a Fund may receive taxable gains from portfolio transactions by an Underlying Fund, as well as taxable gains from transactions in the shares of an Underlying Fund that are held by the Fund.
Issuer Risk. The performance of a Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders of a Fund, including an Authorized Participant, a third-party investor, the Fund’s adviser, an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares or may hold their investment in the Fund for a limited period of time. These shareholders may also pledge or loan Fund shares (to secure financing or otherwise), which may result in the shares becoming concentrated in another party. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment or that the size of a Fund would be maintained. Redemptions of a large number of Fund shares may adversely affect a Fund’s liquidity and net assets. To the extent a Fund permits redemptions in cash, these redemptions may force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may negatively impact the Fund’s NAV, have a material effect on the market price of Fund shares, increase the Fund’s brokerage costs, accelerate the realization of taxable income and/or capital gains, and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such tax year. A Fund also may be required to sell its more liquid investments to meet a large redemption, in which case the Fund’s remaining assets may be less liquid, more volatile, and more difficult to price.
To the extent these large shareholders transact in Fund shares on the secondary market, such transactions may account for a large percentage of the trading volume for Fund shares and may, therefore, have a material upward or downward effect on the market price of the shares. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would, diluting its investment returns.
Management Risk. A Fund that is actively managed or that has an outcome strategy is subject to the risk that BFA’s investment process, techniques, models and/or and risk analyses in making investment decisions for the Fund will not produce the desired results. The securities or other assets selected by BFA may result in returns that are inconsistent with the Fund’s investment objective, and the Fund may underperform the market or any relevant benchmark. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to BFA in connection with managing such a Fund and may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. A Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. The value of a financial instrument or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the particular instrument or asset, or factors that affect one or more issuers, counterparties, exchanges, countries or other geographic units, markets, industries, or asset classes. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on a Fund and its investments and could result in increased premiums or discounts to a Fund’s NAV. Changes in market and economic conditions generally do not have the same impact on all types of instruments and assets.
Market Trading Risk. A Fund faces numerous market trading risks, any of which may lead to its shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to the NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
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Absence of an Active Primary Market. Although Fund shares are listed for trading on one or more stock exchanges, there can be no assurance that an active primary trading market for Fund shares will develop or be maintained by market makers or Authorized Participants.
Secondary Listing Risks. A Fund’s shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund’s primary listing is maintained. Fund shares also may be available to non-U.S. investors through funds or structured investment vehicles similar to depositary receipts. There can be no assurance that a Fund’s shares will continue to trade on any such stock exchange or in any market or that a Fund’s shares will continue to meet the requirements for exchange listing or market trading. A Fund’s shares may be less actively traded in certain markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information that is available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.
Secondary Market Trading Risk. Shares of a Fund may trade in the secondary market at times when the Fund does not accept orders to create or redeem shares. At such times, shares may trade in the secondary market with more significant premiums or discounts to NAV than might be experienced at times when the Fund accepts creation and redemption orders. Securities held by a Fund may be traded in markets that close at a different time than an exchange on which Fund shares are traded. Liquidity in those securities may be reduced after the applicable closing time. As a result, during the time when the exchange is open but after the applicable market closing, fixing or settlement time, there may be wider bid/ask spreads on the exchange and a greater premium or discount to NAV.
In stressed market conditions, the market for a Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, and an investor may be unable to sell their Fund shares.
Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or for other reasons. In times of extraordinary market volatility, Fund shares may be subject to trading halts pursuant to “circuit breaker” rules of a stock exchange or market. If there is a trading halt or unanticipated closure of an exchange or market, an investor may be unable to purchase or sell Fund shares. In addition, if trading in certain securities or financial instruments is restricted, this may disrupt a Fund’s creation/redemption process, affect the price at which Fund shares trade in the secondary market, and result in a Fund being unable to trade certain securities or financial instruments. In such circumstances, a Fund may be unable to rebalance its portfolio or accurately price its portfolio holdings and may incur substantial trading losses.
Shares of a Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short. In addition, trading activity in derivative products based on a Fund may lead to increased trading volume and volatility in the secondary market for the shares of the Fund.
Fund Shares May Trade at Prices Other Than NAV. Shares of a Fund trade on stock exchanges at prices at, above or below the Fund’s most recent NAV. A Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s portfolio holdings. The trading price of a Fund’s shares fluctuates throughout trading hours based on both market supply of and demand for Fund shares and the underlying value of the Fund’s portfolio holdings or NAV. As a result, the trading prices of a Fund’s shares may deviate significantly from NAV during times of market volatility, significant redemption requests, or other unusual market conditions
However, because Fund shares can be created and redeemed in Creation Units at NAV, BFA believes that large discounts or premiums to a Fund’s NAV are not likely to be sustained over the long term (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs). While the creation/redemption feature is designed to make it more likely that a Fund’s shares normally will trade on stock exchanges at prices close to the Fund’s next calculated NAV, exchange prices are not expected to correlate exactly with the Fund’s NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants, or other market participants, and during periods of significant market volatility, may result in trading prices for shares of a Fund that differ significantly from its NAV. Authorized Participants may be less willing to create or redeem a Fund’s shares if there is a lack of an active market for such shares or the Fund’s underlying investments, which may contribute to the Fund’s shares trading at a premium or discount to NAV.
Costs of Buying or Selling Fund Shares. Buying or selling Fund shares on an exchange involves two types of costs that apply to all securities transactions. When buying or selling Fund shares through a broker, you will likely incur a brokerage commission and other charges. In addition, you may incur the cost of the “spread,” which is the difference between what investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). The spread varies over time for Fund shares based on trading volume and market liquidity. It is generally narrower if a Fund has more trading volume and market liquidity and wider if a Fund has less trading volume and market liquidity. Increased market volatility also may cause wider spreads. In addition, there may be regulatory and other charges that are incurred as a result of trading activity. Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results, and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments through a brokerage account.
Mid-Capitalization Companies Risk. Investments in mid-capitalization companies may be riskier, less liquid, more volatile and more susceptible to economic, market and industry changes than investments in large-capitalization companies. Mid-capitalization companies may have more limited product lines, markets, financial resources and management experience. As a result, they generally are more vulnerable than large-capitalization companies to adverse business and economic developments. Mid-capitalization companies may have a
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shorter business track record, with relatively less information available to investors. The securities of mid-sized companies may trade less frequently and in smaller volumes than the securities of larger companies.
National Closed Market Trading Risk. To the extent that securities or other assets held by a Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on a Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to a Fund’s NAV that may be greater than those experienced by other funds.
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on a Fund. The risks of investing in non-U.S. securities include the following, any of which may have an adverse impact on a Fund:
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Less liquid markets, which may make valuing securities more difficult;
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Greater market volatility;
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Government intervention in issuers' operations or structure;
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Government expropriation or nationalization of assets;
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Exchange rate fluctuations and currency controls;
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Limitations on the foreign ownership of securities;
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Imposition of withholding or other taxes;
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Restrictions on the repatriation of capital;
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Higher transaction and custody costs;
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Foreign market trading hours, different clearing and settlement procedures, and holiday schedules, which may limit a Fund's ability to engage in portfolio transactions;
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Less regulation of the securities and other financial markets;
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Less availability of public information about issuers;
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Weaker accounting, audit, disclosure and financial reporting requirements and the risk of being delisted from U.S. exchanges;
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Difficulties in enforcing contractual obligations; and
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Legal principles relating to corporate governance, directors’ fiduciary duties and liabilities, and shareholder rights that are less robust than those that apply in the U.S.
Withholding Tax Reclaims Risk. A Fund that holds non-U.S. securities may file claims to recover withholding tax on dividend and interest income (if any) received from issuers in certain countries where such withholding tax reclaim is possible. Whether or when a Fund will receive a withholding tax refund is within the control of the tax authorities in such countries. Where a Fund expects to recover withholding tax based on a continuous assessment of the probability of recovery, the Fund’s NAV generally includes accruals for such tax refunds. The Fund continues to evaluate tax developments for potential impact to the probability of recovery. If the likelihood of receiving a tax refund materially decreases, such as due to a change in tax regulation or approach, accruals in a Fund’s NAV for such refunds may be written down partially or in full, which will adversely affect the Fund’s NAV. Investors in a Fund at the time when an accrual is written down will bear the impact of any resulting reduction in NAV regardless of whether they were investors during the accrual period. Conversely, if a Fund receives a tax refund that was not previously accrued, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from any such NAV increase.
North American Economic Risk. A decrease in imports or exports, changes in trade regulations or an economic recession in any North American country can have a significant economic effect on the entire North American region and on some or all of the North American countries in which a Fund invests.
The U.S. is Canada's and Mexico's largest trading and investment partner. The Canadian and Mexican economies are significantly affected by developments in the U.S. economy. Since the implementation of the North American Free Trade Agreement (“NAFTA”) in 1994 among Canada, the U.S. and Mexico, total merchandise trade among the three countries has increased. However, political developments including the implementation of tariffs by the U.S. and the renegotiation of NAFTA in the form of the United States-Mexico-Canada Agreement (“USMCA”), which replaced NAFTA on July 1, 2020, could negatively affect North America’s economic outlook and, as a result, the value of securities held by a Fund. Policy and legislative changes in one country may have a significant effect on North American markets generally, as well as on the value of certain securities held by a Fund.
Operational and Technology Risks. A Fund and the entities with which it interacts directly or indirectly are susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or impair the Fund’s operations. These entities include, but are not limited to, a Fund’s adviser, administrator, distributor, other service providers (e.g., index and benchmark providers, accountants, custodians, and transfer agents), financial intermediaries, counterparties,
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market makers, Authorized Participants, listing exchanges, other financial market operators, and governmental authorities. Operational and technology risks for the issuers in which a Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value. A Fund may incur substantial costs in order to mitigate operational and technology risks.
Cybersecurity incidents can result from deliberate attacks or unintentional events against an issuer in which a Fund invests, the Fund or any of its service providers. They include, but are not limited to, gaining unauthorized access to systems, misappropriating assets or sensitive information, corrupting or destroying data, and causing operational disruption. Geopolitical tension may increase the scale and sophistication of deliberate attacks, particularly those from nation states or from entities with nation state backing. Cybersecurity incidents may result in any of the following: financial losses; interference with a Fund’s ability to calculate its NAV; disclosure of confidential information; impediments to trading; submission of erroneous trades by a Fund or erroneous subscription or redemption orders; the inability of a Fund or its service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; and other legal and compliance expenses. Furthermore, cybersecurity incidents may render records of a Fund, including records relating to its assets and transactions, shareholder ownership of Fund shares, and other data integral to a Fund’s functioning, inaccessible, inaccurate or incomplete. Power outages, natural disasters, equipment malfunctions and processing errors that threaten information and technology systems relied upon by a Fund or its service providers, as well as market events that occur at a pace that overloads these systems, may also disrupt business operations or impact critical data. In addition, the risks of increased use of AI technologies, such as machine learning, include data risk, transparency risk, and operational risk. The AI technologies, which are generally highly reliant on the collection and analysis of large amounts of data, may incorporate biased or inaccurate data, and it is not possible or practicable to incorporate all relevant data into such technologies. The output or results of any such AI technologies may therefore be incomplete, erroneous, distorted or misleading. Further, AI tools may lack transparency as to how data is utilized and how outputs are generated. AI technologies may also allow the unintended introduction of vulnerabilities into infrastructures and applications. A Fund and its shareholders could be negatively impacted as a result of these risks associated with AI technologies. AI technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to quickly evolve, and it is impossible to anticipate the full scope of future AI capabilities or rules and the associated risks to a Fund.
While a Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. Each Fund and its adviser seek to reduce these risks through controls, procedures and oversight, including establishing business continuity plans and risk management systems. However, there are inherent limitations in such plans and systems, including the possibility that certain risks that may affect a Fund have not been identified or may emerge in the future; that such plans and systems may not completely eliminate the occurrence or mitigate the effects of operational or information security disruptions or failures or of cybersecurity incidents; or that prevention and remediation efforts will not be successful or that incidents will go undetected. A Fund cannot control the systems, information security or other cybersecurity of the issuers in which it invests or its service providers, counterparties, and other third parties whose activities affect the Fund.
Lastly, the regulatory climate governing cybersecurity and data protection is developing quickly and may vary considerably across jurisdictions. Regulators continue to develop new rules and standards related to cybersecurity and data protection. Compliance with evolving regulations can be demanding and costly, requiring substantial resources to monitor and implement required changes.
Ownership Limitations Risk. If certain aggregate and/or fund-level ownership thresholds are reached through transactions undertaken by BFA, its affiliates or a Fund, or as a result of third-party transactions or actions by an issuer or regulator, the ability of BFA and its affiliates on behalf of clients (including a Fund) to purchase or dispose of investments, exercise rights or undertake business transactions may be restricted by law, regulation or rules or otherwise impaired. The capacity of a Fund to invest in certain securities or other assets may be affected by the relevant threshold limits, and such limitations may have adverse effects on the liquidity and performance of a Fund’s portfolio holdings.
For example, ownership limits may apply to securities whose issuers operate in certain regulated industries or in certain international markets. Such limits also may apply where the investing entity (such as a Fund) is subject to corporate or regulatory ownership restrictions or invests in certain futures or other derivative transactions. In certain circumstances, aggregate and/or fund-level amounts invested or voted by BFA and its affiliates for client funds and accounts managed by BFA (including a Fund) may not exceed the relevant limits without the grant of a license or other regulatory or corporate approval, order, consent, relief or non-disapproval. However, there is no guarantee that permission will be granted or that, once granted, it will not be modified or revoked at a later date with minimal or no notice. In other cases, exceeding such thresholds may cause BFA and its affiliates, a Fund or other client accounts to suffer disadvantages or business restrictions.
Ownership limitations are highly complex. It is possible that, despite BFA’s intent to either comply with or be granted permission to exceed ownership limitations, it may inadvertently breach a limit or violate the corporate or regulatory approval, order, consent, relief or non-disapproval that was obtained.
Prepayment Risk. During periods of falling interest rates, issuers of certain debt obligations may repay principal prior to the security’s maturity, which may cause a Fund to have to reinvest in securities with lower yields or higher risk of default, resulting in a decline in a Fund’s income or return potential. Also, if a security subject to prepayment had been purchased at a premium, the value of the premium would be lost in the event of prepayment.
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Real Estate Companies Risk. Real estate companies, which include real estate investment trusts, real estate holding and operating companies, and real estate management or development companies, expose investors to the risks of owning real estate directly as well as to the risks from the way that such companies operate. Real estate companies and property values may be adversely affected by regulations and other governmental actions, including tax increases, zoning changes and other usage restrictions, environmental regulations, regulatory limitations on rent or eviction, and eminent domain.
Real estate is highly sensitive to general and local economic conditions and can be subject to intense competition and periodic overbuilding. Real estate companies may own a limited number of properties and concentrate their investments in a particular geographic region, industry or property type. Economic downturns or other adverse events (e.g., natural disasters) that affect a particular region, industry or property type may lead to decreases in property values, leasing declines and defaults by borrowers or tenants. In the event of a default, a real estate company may experience substantial delays and costs in enforcing its rights with respect to the property and protecting its investment. In addition, because real estate is relatively illiquid, a company may be constrained in its ability to diversify or liquidate its investments in response to economic conditions or other events.
Real estate companies may depend on the management skills of a few key individuals and may have limited financial resources. They may be highly leveraged, which can magnify losses, and interest rate increases can make it difficult for them, as well as borrowers and tenants, to obtain debt financing and meet payment obligations. Declining interest rates could result in increased prepayment on loans and require redeployment of capital in less desirable investments.
Certain real estate companies, such as REITs, could fail to qualify for favorable tax or regulatory treatment, which could produce adverse economic consequences for the company and its investors, including a Fund.
Reinvestment Risk. An Underlying Fund may invest a portion of its assets in short-term fixed-income instruments and as a result, may be adversely affected when interest rates fall because it may have to invest in lower yielding bonds as bonds mature. This may cause the Fund's underlying fund income to decline, which may adversely affect the value of the Fund. This risk is typically greater with respect to short-term bond funds and lower for long-term bond funds.
Retirement Income Risk. The Funds do not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Funds also do not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in the Funds, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.
Risk of Investing in China. Investments in Chinese securities, including certain Hong Kong-listed and U.S.-listed securities, subject a Fund to risks specific to China. China is subject to a considerable degree of economic, political and social instability.
Political and Social Risk. The Chinese government is authoritarian and has periodically used force to suppress civil dissent. Disparities of wealth and the pace of economic liberalization may lead to social turmoil, violence and labor unrest. In addition, China continues to experience disagreements related to integration with Hong Kong and religious and nationalist disputes in Tibet and Xinjiang. There is also a greater risk in China than in many other countries of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation as a result of internal social unrest or conflicts with other countries. Unanticipated political or social developments may result in sudden and significant investment losses. China’s income inequality, rapidly aging population and significant environmental issues also are factors that may affect the Chinese economy.
Government Control and Regulations. Despite the Chinese government’s implementation of economic and market reforms in recent decades, government control over certain sectors and enterprises and significant regulation of investment and industry are still pervasive. China has restrictions on investment in companies or industries deemed to be sensitive to particular national interests, trading of securities of Chinese issuers, foreign ownership of Chinese corporations and/or the repatriation of assets by foreign investors. Restrictions on foreign ownership of Chinese securities may have adverse effects on a Fund’s liquidity and performance and could lead to higher tracking error. Chinese government intervention in the market may have a negative impact on market sentiment, which may in turn affect the performance of the Chinese economy and a Fund’s investments. Chinese markets generally continue to experience inefficiency, lack of publicly available information, and political and social instability and may be subject to volatility and pricing anomalies resulting from governmental influence. Chinese companies, such as those in the financial services, technology and potentially other sectors, are also subject to the risk that Chinese authorities can intervene in their operations and structure, which may negatively affect the value of a Fund’s investments.
Economic Risk. The Chinese economy is highly reliant on trade and may be adversely affected by, among other things, a deterioration in global demand and spending for Chinese exports or a contraction in spending on domestic goods by Chinese consumers. The institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and companies in which a Fund invests. The current political climate has intensified concerns about a potential trade war between China and the U.S. as each country has imposed tariffs on the other. These actions and their consequences (which are difficult to predict) could have a negative impact on a Fund’s performance. It is unclear whether further tariffs or other escalating actions may occur.
In addition, certain Chinese companies (which may change from time to time) are directly or indirectly subject to economic or trade restrictions imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. For
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example, certain foreign technology companies are subject to export controls as those companies are believed to pose a risk to U.S. interests. The U.S. also bans imports of goods produced in certain regions of China or by certain Chinese companies due to concerns about forced labor. Such restrictions may have unanticipated and adverse effects on the Chinese economy and companies. Any action that targets Chinese financial markets or securities exchanges could interfere with orderly trading, delay settlement or cause market disruptions. A Fund’s Underlying Index may include companies that are subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments. So long as these restrictions do not include restrictions on investments, a Fund is generally expected to invest in such companies, consistent with its objective to track the performance of its Underlying Index. Other economic challenges for China include indebtedness, weak consumer demand, and an aging population. China continues to face pressure from its trading partners over its exporting of its excess industrial capacity and overall approach to economic management.
Expropriation Risk. The Chinese government maintains a major role in economic policymaking, and investing in China involves risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested.
Security Risk. China has strained international relations with Taiwan, Japan, the Philippines, India, and other neighbors due to territorial disputes, historical animosities, defense concerns and other security concerns. China has a complex territorial dispute regarding the sovereignty of Taiwan and has pledged to take control of Taiwan, including by force if necessary. The Chinese military has conducted military drills around Taiwan in connection with China’s claim to Taiwan. Taiwan-based companies and individuals are significant investors in China. Continuing hostility between China and Taiwan may have an adverse impact on their economies and markets and on the value of a Fund’s investments in China, Taiwan or the region, may cause a suspension in a Fund’s ability to trade in certain securities or other assets, or may otherwise make such investments impracticable or impossible. Frictions between China and the Philippines in the South China Sea pose a risk of escalation potentially leading to military conflict.
Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, export controls, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers in which a Fund invests. It may be impossible or impracticable for a Fund to hold, transact in or value securities of sanctioned companies, and there may be a significant decrease in the valuation of such securities. Relations between China’s Han ethnic majority and other ethnic groups in China, including Tibetans and Uighurs, are also strained and have been marked, historically, by protests and violence. These situations may cause uncertainty in the Chinese markets and may adversely affect the Chinese economy. In addition, conflict on the Korean Peninsula could adversely affect the Chinese economy. Such risks, among others, may adversely affect the value of a Fund’s investments.
Chinese Equity Markets. There are several types of Chinese equity securities, including H-shares, A-shares, B-shares, Red-Chips and/or P-Chips. The issuance of B-shares and H-shares by Chinese companies and the ability to obtain a “back-door listing” through Red-Chips or P-Chips is still regarded by the Chinese authorities as an experiment in economic reform. “Back-door listing” is a means by which a mainland Chinese company issues Red-Chips or P-Chips to obtain quick access to international listing and international capital. These share mechanisms are subject to the political and economic policies in China. In the Chinese securities markets, a small number of issuers may represent a large portion of the entire market. The Chinese securities markets also may be subject to more frequent trading halts, low trading volume and price volatility.
Hong Kong Political Risk. Hong Kong reverted to Chinese sovereignty on July 1, 1997 as a Special Administrative Region (“SAR”) of the People’s Republic of China (“PRC”) under the principle of “one country, two systems.” Although China is obligated by treaty to maintain the current capitalist economic and social system of Hong Kong through June 30, 2047, the continuation of economic and social freedoms enjoyed in Hong Kong is dependent on the government of China. Hong Kong has experienced protests and unrest related to China’s control, and tensions have increased between China and Hong Kong. Due to the interconnected nature of the Hong Kong and Chinese economies, instability in Hong Kong may adversely affect the Hong Kong and Chinese markets. Other countries’ perceptions of the degree of convergence between China and Hong Kong, such as with respect to trade, and resulting actions also may impact both economies. In addition, the Hong Kong dollar trades at a fixed exchange rate in relation to (or is “pegged” to) the U.S. dollar, which has contributed to the growth and stability of the Hong Kong economy. However, it is uncertain how long the currency peg will continue or what effect the establishment of an alternative exchange rate system would have on Hong Kong’s economy. Such a change could result in a decline in a Fund’s NAV because the NAV is denominated in U.S. dollars.
Limited Information, Legal Remedies and VIE Structure Risk. Chinese companies, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, or for other reasons, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies. The Funds do not select investments based on investor protection considerations.
Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. In a VIE structure, a Chinese operating company establishes a shell company in another jurisdiction to issue stock to public shareholders. When a VIE structure is used by a Chinese company to list its stock in the U.S., instead of owning the equity securities of the Chinese company, the U.S.-listed shell company directly or indirectly enters into contracts with the Chinese operating company under
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Chinese law. These contracts provide the U.S.-listed shell company with only economic exposure to the Chinese company and do not represent equity ownership in the operating company.
While VIEs are a longstanding practice that is well known to Chinese officials and regulators, they have not been formally recognized under Chinese law. The Chinese government has provided guidance to and placed restrictions on Chinese-based companies raising capital offshore, including through VIEs. In 2023, the China Securities Regulatory Commission (“CSRC”) released new rules that permit the use of VIE structures, provided they abide by Chinese laws and register with the CSRC. The rules, however, may cause Chinese companies to undergo greater scrutiny and add costs to VIE structures. Intervention, rulemaking or guidance by the Chinese government with respect to VIE structures or the non-enforcement of VIE-related contractual rights could significantly affect the operating company’s business in China, the enforceability of the U.S.-listed shell company’s contractual arrangements with the Chinese company and the value of the U.S.-listed stock. Further, the VIE contractual arrangement would likely be subject to Chinese law and jurisdiction, and remedies available to the U.S.-listed shell company are uncertain and could be ineffective. Any change in the operations of entities in a VIE structure, the status of VIE contractual arrangements or the legal or regulatory environment in China, generally or with respect to specific industries, could result in significant, and possibly permanent and/or total, losses to a Fund.
Risk of Investing in the China Bond Market. A Fund’s investment in the China Interbank Bond Market occurs through the Bond Connect trading channel, which allows eligible foreign investors to trade electronically between the mainland China and Hong Kong markets. Bonds traded through Bond Connect are settled and custodied through a link between CMU, as an offshore custody agent, and China Central Depository & Clearing (“CCDC”) and Shanghai Clearing House (“SCH”), as onshore custodians and clearing institutions in the PRC. All bonds traded by eligible foreign investors through Bond Connect are registered in the name of CMU, which holds such bonds as a nominee owner. A Fund is thus exposed to custody risks with respect to CMU. In addition, the relevant filings, registration with the People’s Bank of China, and account opening must be carried out by third parties, including CMU, CCDC, and SCH. A Fund is thus subject to the risks of default, errors and omissions by such third parties and may have limited remedies or no legal recourse at all to cure any defaults, errors and omissions.
The precise nature and rights of a Fund as the beneficial owner of bonds traded in the China Interbank Bond Market through CMU as nominee are relatively new and untested areas of PRC law. The definition of, and distinction between, legal ownership and beneficial ownership under PRC law differs from that in the U.S. and other developed market jurisdictions, and there have been few cases involving a nominee account structure in the PRC courts. As a result, the rights of beneficial owners are uncertain. The exact nature of a Fund’s remedies and methods of enforcement of its rights and interests under PRC law are also uncertain.
Market volatility and potential lack of liquidity due to low trading volume of certain bonds in the China Interbank Bond Market may result in the prices of certain bonds fluctuating significantly. A Fund that invests in the China Interbank Bond Market is therefore subject to liquidity and volatility risks. The bid-ask spreads of the prices of securities may be large, and a Fund may therefore incur significant costs and may suffer losses when selling such investments. Bonds traded in the China Interbank Bond Market may be difficult or impossible to sell on a timely basis or at all, which may impact a Fund’s ability to acquire or dispose of such securities at their expected prices.
Investing in the China Interbank Bond Market through Bond Connect is also subject to regulatory risks. The relevant laws and regulations are subject to change, which may have retrospective effect. There can be no assurance that Bond Connect or its features or systems will not be materially altered, suspended, discontinued or abolished. Furthermore, the securities regulation regimes and legal systems of the PRC and Hong Kong differ significantly, and issues may arise based on these differences. If the relevant authorities were to suspend account opening or trading on the China Interbank Bond Market, a Fund’s ability to invest in that market would be adversely affected, limited, or curtailed altogether. In such event, the Fund’s ability to achieve its investment objective would be negatively affected and, after exhausting other trading alternatives, the Fund may suffer substantial losses. Further, if Bond Connect is not operating, a Fund may not be able to acquire or dispose of bonds in a timely manner, which could adversely affect its performance.
There is no assurance that Bond Connect trading platforms and operational systems will function as expected or will continue to be adapted to changes and developments in the market. If a relevant system does not function as expected, trading through Bond Connect may be disrupted, and a Fund’s ability to pursue its investment strategy may therefore be adversely affected. In addition, trading through Bond Connect involves the risk of delays inherent in order placing and settlement systems.
Bond Connect trades are settled in Chinese currency, the renminbi (“RMB”). This means that a Fund is exposed to currency risk, and it cannot be guaranteed that investors will have timely access to a reliable supply of RMB. The RMB consists of an onshore RMB (“CNY”) and an offshore RMB (“CNH”). The CNY is the official currency of the PRC and is the currency of denomination for all financial transactions between individuals, the state and corporations in the PRC. The CNH market is traded officially and regulated jointly by the Hong Kong Monetary Authority and the PBOC. Because CNY and CNH are traded in different and separate markets, they can be subject to different liquidity constraints and market forces, and their valuations can vary. Any RMB-denominated bonds included in a Fund’s Underlying Index use CNY as the base currency. As a result, to the extent that a Fund holds RMB-denominated instruments in CNH, it could be subject to tracking error and transaction costs associated with converting from CNH to CNY (and vice versa).
Under prevailing tax regulations, a 10% withholding tax is imposed on PRC-sourced dividends and interest from non-government bonds paid to a Fund unless the rate is reduced under an applicable tax treaty. Value added tax (“VAT”) is levied on certain income derived by a Fund, including interest income from non-government bonds and trading gains, unless specifically exempted by the PRC tax authorities. VAT exemptions currently apply to debt securities traded in the China Interbank Bond Market. On November 22, 2018, the PRC’s Ministry of Finance and State Administration of Taxation jointly issued Circular 108 providing foreign institutional investors with a temporary exemption
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from withholding income tax and VAT with respect to interest income derived from non-government bonds in the domestic bond market for the period from November 7, 2018 to November 6, 2021. On November 26, 2021, the PRC's Ministry of Finance and State Administration of Taxation jointly issued Circular 34 to extend the tax exemption period provided in Circular 108 to December 31, 2025. Circular 108 is silent on the PRC tax treatment with respect to non-government bond interest derived prior to November 7, 2018. There is a risk the PRC tax authorities may withdraw the temporary tax exemptions and seek to collect withholding income tax and VAT on interest income from non-government bonds to a Fund without prior notice. If the tax exemptions are withdrawn, any taxes arising from or to a Fund may be directly borne by, or indirectly passed on to, the Fund, which may substantially impact its NAV. As with any NAV adjustment, investors may be advantaged or disadvantaged depending on when the investors purchased or sold shares of the Fund. Any changes in PRC tax law, future clarifications thereof, and/or subsequent retroactive enforcement by the PRC tax authorities may result in a loss that could be material to a Fund. BFA will keep the provisioning policy for tax liability under review and may, in its discretion from time to time, make a provision for potential tax liabilities if in its opinion such provision is warranted or as further publicly clarified by the PRC.
Risk of Investing in Developed Countries. Investment in developed country issuers will subject a Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries generally tend to rely on services sectors (e.g., the financial services sector) as the primary means of economic growth. A prolonged slowdown in one or more services sectors is likely to have a negative impact on economies of certain developed countries, although economies of individual developed countries can be impacted by slowdowns in other sectors. In the past, certain developed countries have been targets of terrorism, and some geographic areas in which a Fund invests have experienced strained international relations due to territorial disputes, historical animosities, defense concerns and other security concerns. These situations may cause uncertainty in the financial markets in these countries or geographic areas and may adversely affect the performance of the issuers to which a Fund has exposure. Heavy regulation of certain markets, including labor and product markets, may have an adverse effect on certain issuers. Such regulations may negatively affect economic growth or cause prolonged periods of recession. Many developed countries are heavily indebted and face rising healthcare and retirement expenses. In addition, price fluctuations of certain commodities and regulations impacting the import of commodities may negatively affect developed country economies.
Risk of Investing in Russia. Investing in Russian securities involves significant risks, in addition to those described under “Risk of Investing in Emerging Markets” and “Non-U.S. Securities Risk,” that are not typically associated with investing in U.S. securities, including:
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The risk of delays in settling portfolio transactions and the risk of loss arising out of the system of share registration and custody used in Russia;
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Risks in connection with the maintenance of a Fund’s portfolio securities and cash with foreign sub-custodians and securities depositories, including the risk that appropriate sub-custody arrangements will not be available to a Fund;
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The risk that a Fund’s ownership rights in portfolio securities could be lost through fraud or negligence because ownership in shares of Russian companies is recorded by the companies themselves and by registrars, rather than by a central registration system;
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The risk that a Fund may not be able to pursue claims on behalf of its shareholders because of the system of share registration and custody, and because Russian banking institutions and registrars are not guaranteed by the Russian government; and
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The risk that various responses by other nation-states to alleged Russian cyber activity will impact Russia’s economy and Russian issuers of securities in which a Fund invests.
Russian invasion of Ukraine. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, import and export restrictions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, may impact Russia’s economy, Russian issuers of securities in which a Fund invests, or the economies of Europe as a whole. Actual and threatened responses to Russian military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and are likely to have collateral impacts on such sectors across Europe and globally.
Russia Sanctions. Governments, including the U.S., the E.U., the U.K., and many other countries (collectively, the “Sanctioning Bodies”) have imposed economic sanctions on certain Russian individuals, including politicians, and Russian corporate and banking entities, including banning Russia from global payments systems that facilitate cross-border payments. In an effort to curtail Russia’s ability to finance its war effort, the Sanctioning Bodies continue to elevate these measures and may, going forward, institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. These sanctions could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of a Fund to buy, sell, receive or deliver those securities and/or assets.
The sanctions against certain Russian issuers include broad asset freezes and prohibitions on transacting or otherwise dealing in select issuances of debt or equity of such issuers, among others. Compliance with each of these sanctions measures has impaired, and may continue to impair, the ability of a Fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. A Fund may also be legally required to block (i.e., freeze) assets in a blocked account and report the accompanying exposure to Sanctioning Bodies.
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Sanctions have resulted in Russia taking counter measures or retaliatory actions, which has impaired the value and liquidity of Russian securities. These retaliatory measures include the immediate freeze of Russian assets held by a Fund. Due to the freeze of these assets, including depositary receipts, a Fund may need to liquidate non-restricted assets in order to satisfy any Fund redemption orders. The liquidation of Fund assets during this time may also result in the Fund receiving substantially lower prices for its securities. Russia may implement additional retaliatory measures, which may further impair the value and liquidity of Russian securities and the ability of a Fund to receive dividend payments. Russia has issued a number of countersanctions, some of which restrict the distribution of profits by limited liability companies (e.g., dividends), and prohibits Russian persons from entering into transactions with designated persons from “unfriendly states” as well as the export of raw materials or other products from Russia to certain sanctioned persons. Russian companies may be unable to pay dividends and, if they pay dividends, a Fund may be unable to receive them.
These sanctions, the decision by Russia to suspend trading on the Moscow Exchange (MOEX) and prohibit non-resident investors from executing security sales, and other events have led index providers to remove Russian securities from indexes. Each Fund is currently restricted from trading in Russian securities, including those in its portfolio (if any), and the Underlying Indexes have removed Russian securities (if any). This disparity will also lead to increased tracking error. The inability of a Fund to trade in Russian securities may adversely affect the Fund’s ability to meet its investment objective. It is unknown when, or if, sanctions may be lifted or a Fund’s ability to trade in Russian securities will resume.
Risk of Investing in Saudi Arabia. Investing in Saudi Arabian issuers involves legal, regulatory, political, currency, security, and economic risks that are specific to Saudi Arabia. Saudi Arabia is highly reliant on income from the sale of petroleum and trade with other countries involved in the sale of petroleum, and its economy is therefore vulnerable to changes in foreign currency values and the petroleum market. A sustained decrease in petroleum prices could have a negative impact on all aspects of the economy. In addition, Saudi Arabia’s economy relies heavily on cheap, foreign labor, and changes in the availability of this labor supply could have an adverse effect on the economy.
Investments in the securities of Saudi Arabian issuers involve risks not typically associated with investments in securities of issuers in more developed countries, which may negatively affect the value of a Fund’s investments. Such heightened risks may include, among others, the expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, crime and instability as a result of religious, ethnic and/or socioeconomic unrest. The government of Saudi Arabia exercises substantial influence over many aspects of the private sector, and its actions could significantly impact the value of Saudi Arabian securities. Although some economic reforms (e.g., privatization) are underway, restrictions on foreign ownership persist, and the government has an ownership stake in many key industries. Saudi Arabia has experienced strained relations with economic partners worldwide, including other countries in the Middle East, due to geopolitical events. Economic sanctions (or the threat of them) on Saudi Arabian individuals or Saudi Arabian corporate entities may have an adverse impact on the Saudi Arabian economy and securities.
The ability of foreign investors to invest in the securities of Saudi Arabian issuers could be restricted by the Saudi Arabian government at any time, and unforeseen risks could materialize with respect to foreign ownership of such securities. In addition, the Saudi Arabian government places investment limitations on the ownership of Saudi Arabian issuers by foreign investors. Such limits may prevent a Fund from investing in accordance with its strategy and result in tracking error for a Fund that tracks an index.
Saudi Arabia Broker Risk. There are a number of ways to conduct transactions in equity securities in the Saudi Arabian market. A Fund generally expects to transact in a manner so that it is not limited by Saudi Arabian regulations to a single broker. However, there may be a limited number of brokers who can provide services to a Fund, which may have an adverse impact on the prices, quantity or timing of Fund transactions. A limited number of brokers may impact a Fund’s ability to achieve best execution on transactions. In addition, a Fund may be more susceptible to credit loss or trading disruptions in the event of a default or business disruption among the available brokers. If a Fund’s use of a broker is disrupted, there could be an adverse impact on the Fund’s operations and, if applicable, its ability to track the Underlying Index, and the Fund’s shares could trade at a premium or discount to NAV. A Fund may also incur losses due to the acts or omissions of its brokers in the execution or settlement of transactions or in the transfer of funds or securities.
Risk of Investing in the U.S. Investing in U.S. issuers involves legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. A decrease in imports or exports, changes in trade regulations, inflation, an economic recession, financial system stress, or political turmoil, among other risks, may have an adverse effect on the U.S. economy and the securities listed on U.S. exchanges. The U.S. is also subject to the risk of natural disasters, such as droughts, earthquakes, fires and floods. U.S. security risks include acts of terrorism, internal unrest and a deterioration in relations between the U.S. and certain countries. Any of these may adversely affect the U.S. economy, financial markets or issuers.
Governmental agencies project that the U.S. will maintain elevated public debt levels for the foreseeable future. Although elevated debt levels do not necessarily indicate or cause economic problems, the costs of servicing such debt may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system.
Securities Lending Risk. A Fund may engage in securities lending. Securities lending involves the risk that a Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A Fund could also lose money in the event of a
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decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund.
Selection Risk. Selection risk is the risk that the securities selected by the Funds' management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
Small-Capitalization Companies Risk. Investments in small-capitalization companies may be riskier, less liquid, more volatile and more susceptible to economic, market and industry changes than investments in large- or mid-capitalization companies. Small-capitalization companies may have more limited product lines, markets, financial resources, personnel and management experience. As a result, they generally are more vulnerable than larger companies to adverse business and economic developments. Small-capitalization companies may have a short business track record, with relatively less information available to investors. The securities of smaller companies may trade less frequently and in lower volumes than the securities of larger companies. Some securities of smaller issuers may be illiquid or restricted as to resale, and their values may have significant volatility. A Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund’s obligations.
Small Fund Risk. When a Fund’s size is small, the Fund may experience low trading volume and wide bid/ask spreads. A Fund’s performance near its inception date may not represent how the Fund will perform in the future or with a larger asset base. In addition, a Fund may face the risk of being delisted if it does not meet certain requirements set by the listing exchange. If a Fund were required to delist from the listing exchange, the Fund’s value may rapidly decline and its performance may be negatively impacted. Any resulting liquidation of a Fund could lead to elevated transaction costs for the Fund and negative tax consequences for its shareholders.
Tax Risk. To the extent the Fund invests in Underlying Funds, the Fund’s realized losses on sales of shares of the Underlying Funds may be indefinitely or permanently deferred as “wash sales.” Distributions of short-term capital gains by an Underlying Fund would be recognized as ordinary income by a Fund and would not be offset by the Fund’s capital loss carryforwards, if any. Capital loss carryforwards of an Underlying Fund, if any, would not offset net capital gains of a Fund. Each of these effects would be caused by investment in an Underlying Fund and may result in distributions to Fund shareholders being of higher magnitudes and less likely to qualify for lower capital gain tax rates than if a Fund were to invest directly in the securities and other instruments composing the Underlying Index.
Technology Companies Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources and personnel. These companies may face rapid product obsolescence as well as unexpected risks and costs related to new product introduction and technological developments, such as artificial intelligence and machine learning. Technology companies may be adversely affected by disruptions to supply chains and distribution networks as well as issues at third-party partners. They are heavily dependent on patent and other intellectual property rights, and the loss or impairment of these rights may adversely affect their profitability. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action. These companies also may be adversely affected by, among other things, actual or perceived security vulnerabilities or other defects in their products and services, which may result in lawsuits, government enforcement actions and other remediation costs.
U.S. Economic Risk. The U.S. is a significant trading partner of, or foreign investor in, a number of countries. As a result, the economic conditions of such countries may be particularly affected by changes in the U.S. economy, such as a decrease in U.S. imports or exports, changes in trade regulations, changes in the U.S. dollar exchange rate or an economic slowdown in the U.S. Any such event may have an adverse effect on the economies of U.S. trading partners and the securities issuers in such countries, which in turn could negatively impact a Fund’s investments. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system.
U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity, but the market value of such securities is not guaranteed and may fluctuate. Although U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances (e.g., reaching the legislative “debt ceiling”) could arise that could prevent the timely payment of interest or principal. An actual or threatened failure of the U.S. government to pay its obligations would result in losses to a Fund holding such securities as well as substantial negative consequences for the U.S. economy and the global financial system.
Changes in the U.S. government’s financial condition or credit rating may cause the value of U.S. Treasury obligations to decline. Because U.S. government debt obligations are often used as a benchmark for other borrowing arrangements, a downgrade to the credit rating of the U.S. could result in higher interest rates for a range of borrowers, cause disruptions in the international bond markets and have a substantial adverse effect on the U.S. and global economies.
A high national debt level may increase market pressures to meet government funding needs, which may drive debt costs higher and lead the government to issue additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that the U.S. government will not be able to make principal or interest payments when they are due. If market participants determine that U.S. sovereign debt levels are unsustainable, the value of the U.S. dollar could decline, thus increasing inflationary pressures and constraining the U.S. government’s ability to implement effective countercyclical fiscal policy in economic downturns.
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Utility Companies Risk. Utility infrastructure often requires significant capital expenditures, and utility companies may face high interest costs and difficulty in raising capital. Technological innovations may render existing equipment or products obsolete, and companies may experience difficulty in obtaining regulatory approval of new technologies. Utility operations may be disrupted by events that target or damage utility infrastructure, including natural disasters and cyber or other attacks. Utilities companies may be adversely affected by volatility in the price of certain energy resources.
Utility companies face risks from government regulation and oversight as well as from deregulation (if applicable). Regulators may monitor and control companies’ revenues and costs. There is no assurance that regulators will grant rate increases or that rate levels will be adequate to permit the payment of stock dividends or bond coupon payments. In addition, there may be regulatory restrictions on the ability of utility companies to enter new lines of business and geographic areas. Utility companies incur costs in complying with environmental and other regulations and may face significant challenges in obtaining regulatory approval for certain projects, such as nuclear power plants. Utility companies are at risk of liability for environmental harm and other types of damages. Energy conservation, climate change and other sustainability policies also may impact utility companies. Deregulation may subject companies to greater competition, may adversely affect their profitability and may lead them to engage in riskier ventures.
Valuation Risk. The price that a Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The price received by a Fund also may differ from the value used by the Underlying Index (if applicable). Because non-U.S. exchanges or markets may be open on days or during time periods when a Fund does not price its shares, the value of the securities or other assets in a Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares.
In addition, for purposes of calculating a Fund’s NAV, the value of assets denominated in non-U.S. currencies (if any) is translated into U.S. dollars at the prevailing market rates. For a Fund that tracks an Underlying Index, this may result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index. Authorized Participants that create or redeem Fund shares on days when a Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
Portfolio Holdings Information
A description of the policies and procedures with respect to the disclosure of the Funds’ portfolio securities and other assets (as applicable) is available in the applicable Statement of Additional Information (“SAI”). Each Fund discloses its portfolio holdings daily at www.iShares.com. Fact sheets providing information about each Fund’s top holdings are posted on www.iShares.com when available and may be requested by calling 1-800-iShares (1-800-474-2737).
Management of the Funds
Investment Adviser
As investment adviser, BFA has overall responsibility for the general management and administration of the Funds. BFA provides an investment program for the Funds and manages the investment of the Funds’ assets. In seeking to achieve the Funds’ respective investment objectives, BFA uses teams of portfolio managers, investment strategists and other investment specialists and may draw upon the trading, research and expertise of its affiliates. This team approach brings together many disciplines and leverages BFA’s extensive resources.
BFA is an indirect majority-owned subsidiary of BlackRock, Inc. (“BlackRock”) and is located at 400 Howard Street, San Francisco, CA 94105. As of September 30, 2025, BFA and its affiliates provided investment advisory services for assets of approximately $13.5 trillion.
From time to time, an employee of BlackRock may express views regarding a particular security or other instrument, asset class, company, industry, or market sector. Such views are the views of only that individual as of the time expressed. They do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Such views may change at any time based upon market or other conditions, and BlackRock has no responsibility to update such views. You should not rely on any such views as investment advice or as an indication of trading intent on behalf of a Fund.
Fees and Expenses
Pursuant to the Investment Advisory Agreement between BFA and the Trust (entered into on behalf of the Funds), BFA is responsible for substantially all expenses of each Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, and litigation expenses and any extraordinary expenses (as determined by a majority of the Trustees who are not “interested persons” of the Trust). Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.
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A discussion regarding the basis for the approval by the Trust's Board of Trustees (the “Board”) of the Investment Advisory Agreement with BFA is available in the Funds' Form N-CSR filed with the SEC for the period ended July 31 or, for iShares LifePath Target Date 2070 ETF, for the period ended January 31 and in the applicable financial statements and additional information documents posted at www.iShares.com.
For its investment advisory services to each Fund, for the fiscal year ended July 31, 2025, BFA was paid a management fee from each Fund, as a percentage of the Fund’s average daily net assets, net of any applicable waivers, at the annual rate set forth in the table below. If BFA has contractually agreed to waive a portion of its management fees for a Fund, the contractual waiver may be terminated prior to its expiration date only upon written agreement of the Trust and BFA. In addition, BFA may from time to time voluntarily waive and/or reimburse fees or expenses to reduce a Fund’s total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.

Fund	Management Fee
iShares LifePath Retirement ETF	0.00%
iShares LifePath Target Date 2030 ETF	0.00%
iShares LifePath Target Date 2035 ETF	0.00%
iShares LifePath Target Date 2040 ETF	0.00%
iShares LifePath Target Date 2045 ETF	0.00%
iShares LifePath Target Date 2050 ETF	0.00%
iShares LifePath Target Date 2055 ETF	0.00%
iShares LifePath Target Date 2060 ETF	0.00%
iShares LifePath Target Date 2065 ETF	0.00%
iShares LifePath Target Date 2070 ETF	0.00%
Portfolio Managers
The Portfolio Managers for each Fund are responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their respective portfolio management teams to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy and overseeing members of their respective teams who have more limited responsibilities.
Christopher Chung and Suzanne Ly are primarily responsible for the day-to-day management of the Funds.
Christopher Chung has been employed by BFA or its affiliates as a portfolio manager since 2008. He is a Managing Director of BlackRock, Inc.
Suzanne Ly, CFA, FRM has been employed by BFA or its affiliates as a portfolio manager since 2019. She is a Managing Director of BlackRock, Inc.
Each Fund’s SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership (if any) of shares of the Funds.
Administrator, Custodian and Transfer Agent
The administrator, custodian and transfer agent for each Fund is indicated in the table below.
Fund	The Bank of New York Mellon	Citibank, N.A.	JPMorgan Chase Bank, N.A.	State Street Bank and Trust Company
iShares LifePath Retirement ETF*		✓
iShares LifePath Target Date 2030 ETF*		✓
iShares LifePath Target Date 2035 ETF*		✓
iShares LifePath Target Date 2040 ETF*		✓
iShares LifePath Target Date 2045 ETF*		✓
iShares LifePath Target Date 2050 ETF*		✓
iShares LifePath Target Date 2055 ETF*		✓
iShares LifePath Target Date 2060 ETF*		✓
iShares LifePath Target Date 2065 ETF*		✓
iShares LifePath Target Date 2070 ETF*		✓
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*JPMorgan Chase Bank, N.A. serves as custodian for the Fund in connection with certain securities lending activities.
Conflicts of Interest
The investment activities of BFA and its affiliates (including BlackRock and its subsidiaries (collectively, the “Affiliates”)), and their respective directors, officers or employees, in managing their own accounts and other accounts, may present conflicts of interest that could disadvantage a Fund and its shareholders.
BFA and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and in the ordinary course of business may engage in activities in which their interests or the interests of other clients may conflict with those of a Fund. BFA and its Affiliates act, or may act, as an investor, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, trader, lender, index provider, agent and/or principal. BFA and its Affiliates may have other direct and indirect interests in securities, currencies, commodities, derivatives and other assets in which a Fund may directly or indirectly invest.
BFA and its Affiliates may engage in proprietary trading and advise accounts and other funds that have investment objectives similar to those of a Fund and/or that engage in and compete for transactions in the same or similar types of securities, currencies and other assets as are held by a Fund. This may include transactions in securities issued by other open-end and closed-end investment companies, including investment companies that are affiliated with the Fund and BFA, to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”). The trading activities of BFA and its Affiliates are carried out without reference to positions held directly or indirectly by a Fund. These activities may result in BFA or an Affiliate having positions in assets that are senior or junior to, or that have interests different from or adverse to, the assets held by a Fund.
A Fund may invest in securities issued by, or engage in other transactions with, entities with which an Affiliate has significant debt or equity investments or other interests. A Fund may also invest in issuances (such as debt offerings or structured notes) for which an Affiliate is compensated for providing advisory, cash management or other services. A Fund also may invest in securities of, or engage in other transactions with, entities for which an Affiliate provides or may provide research coverage or other analysis.
An Affiliate may have business relationships with, and receive compensation from, distributors, consultants or others who recommend a Fund or who engage in transactions with or for a Fund.
Neither BlackRock nor any Affiliate is under any obligation to share any investment opportunity, idea or strategy with a Fund. As a result, an Affiliate may compete with a Fund for appropriate investment opportunities. The results of a Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate. It is possible that a Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.
In addition, a Fund may enter into transactions in which BFA or an Affiliate or their directors, officers, employees or clients have an adverse interest. A Fund may be adversely impacted by the effects of transactions undertaken by BFA or an Affiliate or their directors, officers, employees or clients.
From time to time, BlackRock or its advisory clients (including other funds and accounts) may, subject to compliance with applicable law, purchase and hold shares of a Fund. The price, availability, liquidity, and (in some cases) expense ratio of a Fund may be impacted by purchases and sales of the Fund by BlackRock or its advisory clients.
A Fund’s activities may be limited because of regulatory restrictions applicable to BFA or an Affiliate or their policies designed to comply with such restrictions.
Under a securities lending program approved by the Board, the Funds have retained BTC, an Affiliate of BFA, to serve as their securities lending agent to the extent that they participate in the securities lending program. For these services, the securities lending agent will receive a fee from the participating Fund based on the returns earned on the Fund’s lending activities, including investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which a Fund may lend its portfolio securities under the securities lending program.
Under an ETF Services Agreement, certain Funds have retained BlackRock Investments, LLC (the “Distributor” or “BRIL”), an Affiliate of BFA, to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL has engaged Citibank, N.A. (“Citibank”) as a subcontractor to provide certain ETF Services. BRIL retains a portion of the standard transaction fee received from Authorized Participants on each creation or redemption order from the Authorized Participant for the ETF Services provided. BlackRock collaborated with, and received payment from, Citibank on the design and development of the ETF Services platform. Citibank has, and from time to time may develop, additional relationships with BlackRock or funds managed by BFA and its Affiliates.
BlackRock and its Affiliates may benefit from a Fund using a BlackRock index by creating increasing acceptance in the marketplace for such indexes. BlackRock and its Affiliates are not obligated to license an index to a Fund, and no Fund is under an obligation to use a BlackRock index. The terms of a Fund’s index licensing agreement with BlackRock or its Affiliates may not be as favorable as the terms offered to other licensees.
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The activities of BFA and its Affiliates and their respective directors, officers or employees may give rise to other conflicts of interest that could disadvantage a Fund and its shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest. Please see the SAI for further information.
Shareholder Information
Additional shareholder information, including how to buy and sell shares of the Funds, is available free of charge by calling toll-free 1-800-iShares (1-800-474-2737) or visiting www.iShares.com.
Buying and Selling Shares
Transactions in shares of the Funds occur in the primary market and the secondary market. Primary market transactions, known as “creations” and “redemptions,” occur only between the Funds and Authorized Participants (i.e., financial institutions that are authorized to participate in such transactions), as described in the Creations and Redemptions section below.
Fund shares are listed on U.S. national securities exchanges, where they can be bought and sold throughout the trading day at market prices, like shares of other publicly traded companies. A Fund’s shares may also be available in other secondary markets, such as on non-U.S. exchanges and through funds or structured investment vehicles similar to depositary receipts. The Funds do not impose any minimum investment for Fund shares purchased on an exchange or otherwise in the secondary market.
Buying or selling Fund shares on an exchange or other secondary market generally involves two types of costs that are common in securities transactions. First, when buying or selling Fund shares through a broker, you may incur a brokerage commission and other charges. The commission is frequently a fixed amount; it may be a significant proportional cost if you are seeking to buy or sell small amounts of shares. Second, you may incur the cost of the “spread,” which is any difference between the bid price and the ask price for the shares. The spread varies over time based on a Fund’s trading volume and market liquidity. Generally, the spread is smaller if a Fund has high trading volume and market liquidity, and larger if a Fund has lower trading volume and market liquidity. The latter is often the case for newly launched or smaller funds. A Fund’s spread may also be impacted by the liquidity (or lack thereof) of the underlying securities or other assets held by the Fund, particularly for newly launched or smaller funds, or by instances of significant volatility of the underlying assets.
The U.S. national securities exchanges that list Fund shares are open for trading Monday through Friday and are closed on weekends and the following holidays (or the days on which they are observed): New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Investments in Investment Companies
Section 12(d)(1) of the 1940 Act generally restricts investments by investment companies, including foreign and unregistered investment companies, in the securities of other investment companies. For example, a registered investment company (the “Acquired Fund”), such as the Funds, may not knowingly sell or otherwise dispose of any security issued by the Acquired Fund to any investment company (the “Acquiring Fund”) or any company or companies controlled by the Acquiring Fund if, immediately after such sale or disposition: (i) more than 3% of the total outstanding voting stock of the Acquired Fund is owned by the Acquiring Fund and any company or companies controlled by the Acquiring Fund, or (ii) more than 10% of the total outstanding voting stock of the Acquired Fund is owned by the Acquiring Fund and other investment companies and companies controlled by them.
Notwithstanding the foregoing, registered investment companies are permitted to invest in a Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in Rule 12d1-4 under the 1940 Act. To make such an investment in an Acquired Fund, a registered investment company must, among other things, enter into an agreement with the Trust. If an Acquired Fund invests significantly in other registered investment companies in reliance on Rule 12d1-4, an Acquiring Fund will not be permitted to rely on Rule 12d1-4 and invest in the Fund beyond the Section 12(d)(1) limits. Any investment company interested in purchasing shares of a Fund beyond the limits set forth in Section 12(d)(1) should contact BFA.
Foreign investment companies are permitted to invest in a Fund only up to the limits set forth in Section 12(d)(1), subject to any applicable SEC no-action relief.
Book Entry
Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”), which serves as the securities depository for shares of the Funds, or its nominee is the record owner of, and holds legal title to, all outstanding shares of the Funds.
Investors owning Fund shares are beneficial owners as shown on the records of DTC or its participants. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Fund shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of Fund shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities held in book-entry or “street name” form.
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Share Prices
The trading prices of a Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and are affected by various factors, such as the supply of and demand for ETF shares and the securities or other assets held by a Fund as well as other market and economic conditions.
Determination of Net Asset Value
The NAV of a Fund normally is determined once daily Monday through Friday, on each day that the New York Stock Exchange (“NYSE”) is open for trading. The NAV generally is determined as of the close of the NYSE’s regular trading hours, normally 4:00 p.m. Eastern time, based on prices at the time of closing.
Any Fund assets or liabilities that are denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers.
The NAV of a Fund is calculated by dividing the value of the Fund’s net assets (i.e., the value of its total assets, including the value of any underlying fund shares in which the Fund invests, less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent. The value of a Fund’s assets and liabilities is determined pursuant to BFA’s valuation policies and procedures. BFA has been designated by the Board as the valuation designee for each Fund pursuant to Rule 2a-5 under the Investment Company Act.
Equity securities and other equity instruments (except ETF options, equity index options or those that are customized) for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) that are not traded on an exchange are valued at net asset value. Shares of underlying ETFs and closed-end funds that trade on exchanges are valued at their most recent market closing price.
Fixed-income securities and certain derivative instruments are valued using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Funds’ approved independent third-party pricing services, each in accordance with BFA’s valuation policies and procedures. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a Fund. The amortized cost method of valuation may be used with respect to debt obligations with 60 days or less remaining to maturity unless BFA determines in good faith that such method does not represent fair value.
Generally, trading in certain instruments (e.g., non-U.S. securities, money market instruments, etc.) is substantially completed each day at various times prior to the close of the NYSE’s regular trading hours. The values of such instruments used in computing a Fund’s NAV are determined as of such times.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Customized exchange-traded equity options, ETF options, equity index options and other derivatives may be valued using a mathematical model that may incorporate a number of market data factors.
When market quotations are not readily available or are believed by BFA to be unreliable, BFA will fair value a Fund’s investments in accordance with its policies and procedures. Fair value represents a good faith approximation of the value of an asset or liability. It is the amount that the Fund might reasonably expect to receive from the current sale of an asset or the cost to extinguish a liability in an arm’s-length transaction.
BFA may conclude that a market quotation is not readily available or is unreliable if:
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An asset or liability does not have a price source due to its lack of trading or other reasons;
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A market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value;
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An asset or liability is thinly traded;
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There is a significant event subsequent to the most recent market quotation; or
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The trading market on which an instrument is listed is suspended or closed and no appropriate alternative trading market is available.
A “significant event” is deemed to occur if BFA determines, in its reasonable business judgment prior to or at the time of pricing a Fund’s assets or liabilities, that the event is likely to cause a material change to the last exchange closing price or closing market price of one or more of the Fund’s assets or liabilities.
Valuing a Fund’s investments using fair value pricing may result in prices that differ from current market valuations and that may not be the prices at which those investments could have been sold during the period for which the particular fair values were used. For an index Fund,
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the use of both fair value prices and current market valuations in a particular NAV calculation could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index. This could, in turn, result in a difference between the Fund’s performance and the performance of its underlying index.
Dividends and Distributions
General Policies. A Fund generally declares and pays dividends from net investment income, if any, at least once a year. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for a Fund. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a regulated investment company (“RIC”) or to avoid the imposition of income or excise taxes on undistributed income or realized gains.
Dividends and other distributions on Fund shares are distributed on a pro rata basis to beneficial owners of the shares. Dividend payments and other distributions are made through DTC participants and indirect participants to beneficial owners then of record with proceeds received from the Funds.
Dividend Reinvestment Service. No dividend reinvestment service is provided by the Trust. Broker-dealers may make the DTC book-entry Dividend Reinvestment Program available to beneficial owners of Fund shares for the reinvestment of distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation. Brokers may require beneficial owners to adhere to specific procedures and timetables. If the program is used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Fund shares purchased in the secondary market.
Note on Tax Information. The following sections summarize some of the consequences under current U.S. federal tax law of an investment in a Fund. This information is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of Fund shares. Distributions that are attributable to interest from U.S. federal government obligations may be exempt from certain state and local tax. Consult your personal tax advisor about the potential tax consequences of an investment in Fund shares under all applicable tax laws.
Taxes
As with any investment, you should consider how your investment in shares of a Fund will be taxed, including possible tax consequences when a Fund makes distributions or when you sell Fund shares. The tax information in this Prospectus is provided as general information, based on current law. You should consult your own tax professional about the tax consequences of an investment in shares of a Fund. There is no guarantee that shares of a Fund will receive certain regulatory or accounting treatment.
Taxes on Fund Distributions
Shareholders in a Fund will receive information after the end of each calendar year setting forth the amount of dividends and long-term capital gains distributed to them by the Fund during the prior year, if any. Likewise, the amount of tax-exempt income, if any, that a Fund distributes will be reported. Such income must be reported on the shareholder’s U.S. federal income tax return.
In general, distributions are subject to U.S. federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.
Capital Gains. Distributions from a Fund’s net investment income (other than qualified dividend income or from net tax-exempt income, if any), including distributions of income from securities lending and distributions out of a Fund’s net short-term capital gains, if any, are taxable to you as ordinary income. Distributions by a Fund of net long-term capital gains, if any, in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held the Fund’s shares. Long-term capital gains and qualified dividend income are generally eligible for taxation at preferential rates for non-corporate shareholders. However, different preferential rates may apply depending on the type of capital gains, such as Fund distributions of certain amounts received from real estate investment trusts (“REITs”), if any.
Return of Capital. If a Fund’s distributions exceed current and accumulated earnings and profits, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold. Once a shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gains, if the shareholder holds shares of the Fund as capital assets. Distributions in excess of a Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to shareholders and will not constitute nontaxable returns of capital.
Qualified Dividend Income. Distributions by a Fund that qualify as qualified dividend income, if any, are taxable to you at long-term capital gain rates. Dividends will be qualified dividend income to you if they are attributable to qualified dividend income received by a Fund. Generally, qualified dividend income includes dividend income from stock issued by taxable U.S. corporations and qualified non-U.S. corporations, provided that the Fund satisfies certain holding period requirements and has not hedged its position in the stock in certain ways. For this purpose, a qualified non-U.S. corporation means any non-U.S. corporation that is eligible for benefits under a comprehensive
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income tax treaty with the U.S., which includes an exchange of information program, or if the stock with respect to which the dividend was paid is readily tradable on an established U.S. securities market. The term excludes a corporation that is a passive foreign investment company.
Dividends received by a Fund from a RIC, if any, generally are qualified dividend income only to the extent that such dividend distributions are made out of qualified dividend income received by such RIC. Additionally, it is expected that dividends received by a Fund from a REIT, if any, and distributed to a shareholder generally will be taxable to the shareholder as ordinary income. However, a Fund may report dividends eligible for a 20% “qualified business income” deduction for non-corporate U.S. shareholders to the extent that the Fund’s income is derived from ordinary REIT dividends, reduced by allocable Fund expenses.
For a dividend to be treated as qualified dividend income, the dividend must be received with respect to a share of stock held without being hedged by the relevant Fund, and with respect to a share of the Fund held without being hedged by you, for 61 days during the 121-day period beginning at the date that is 60 days before the date on which such share becomes ex-dividend with respect to such dividend or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date.
Fund distributions, to the extent attributable to dividends from U.S. corporations, will be eligible for the dividends received deduction for Fund shareholders that are corporations, subject to certain hedging and holding requirements.
Substitute dividends received by a Fund with respect to dividends paid on securities lent out, if any, will not be qualified dividend income.
Medicare Tax. A 3.8% U.S. federal Medicare contribution tax is imposed on “net investment income,” including, but not limited to, interest, dividends, and net gain, of U.S. individuals with income exceeding $200,000 (or $250,000 if married and filing jointly) and of estates and trusts.
Alternative Minimum Tax. The AMT is a separate U.S. federal tax system that operates in parallel to the regular federal income tax system but eliminates many deductions and exclusions. The AMT has different tax rates and treats as taxable certain types of income that are nontaxable for regular income tax purposes, such as the interest on certain “private activity” municipal bonds. If a taxpayer’s overall AMT liability is higher than regular income tax liability, then the taxpayer owes the regular income tax liability plus the difference between the AMT liability and the regular income tax liability.
Original Issue Discount and Inflation-Related Adjustments
Accruals of “original issue discount” on bonds that a Fund acquires at a discount and adjustments for inflation to the principal amount of an inflation-protected U.S. Treasury bond held by a Fund may be included for tax purposes in the Fund’s gross income, even though no cash attributable to such gross income has at that point been received by the Fund. In such event, the Fund may be required to make annual distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, the Fund may be required to raise cash by selling portfolio investments. The sale of such investments could result in capital gains to the Fund and additional capital gains distributions to Fund shareholders. In addition, any deflation-related adjustments during the taxable year to an inflation-indexed bond held by a Fund may cause amounts distributed in the taxable year as income to be characterized as a return of capital.
Market Discount Bonds
Any market discount recognized on a bond, including a tax-exempt interest bond, is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. To the extent that a Fund does not include the market discount in income as it accrues, gains on the Fund’s disposition of such an obligation will be treated as ordinary income rather than capital gains to the extent of the accrued market discount.
Derivatives and Other Complex Instruments
A Fund may invest in derivatives and other complex instruments, and such investments may be subject to special and complicated rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gains, accelerate the recognition of income to a Fund or defer a Fund’s ability to recognize losses. In addition, these rules may affect the amount, timing or character of income distributed to you by a Fund. You should consult your personal tax advisor regarding the application of these rules.
Non-U.S. Income Taxes
Dividends, interest and capital gains (if any) earned by a Fund with respect to securities issued by non-U.S. issuers may give rise to withholding, capital gains and other taxes imposed by non-U.S. countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If, at the close of a year, more than 50% of a Fund’s total assets consist of non-U.S. stocks or securities (generally, for this purpose, depositary receipts, no matter where traded, of non-U.S. companies are treated as “non-U.S.”), generally the Fund may “pass through” to you certain non-U.S. income taxes, including withholding taxes, paid by the Fund. This means that you would be considered to have received as an additional dividend your share of such non-U.S. taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income or, subject to certain limitations, a credit in calculating your U.S. federal income tax. No deduction for such taxes will be permitted to individuals in computing their alternative minimum tax liability. If a Fund does not pass through non-U.S. taxes, the Fund will be entitled to claim a deduction for certain foreign taxes that it incurs.
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Under certain circumstances, if a Fund receives a refund of foreign taxes paid with respect to a prior year, the value of Fund shares could be affected or any foreign tax credits or deductions passed through to shareholders with respect to the Fund’s foreign taxes for the current year could be reduced.
If, at the close of the year, more than 50% of a Fund’s total assets consist of stocks or securities issued by non-U.S. issuers, including depositary receipts (no matter where traded) of non-U.S. companies, or, at the close of each quarter, more than 50% of a Fund’s total assets consist of shares of an Underlying Fund, the Fund may “pass-through” to you certain non-U.S. income taxes (including withholding taxes) paid by the Fund or, if its assets meet these requirements, the Underlying Fund.
For purposes of foreign tax credits for U.S. shareholders of a Fund, foreign capital gains taxes may not produce associated foreign source income, limiting the availability of such credits for U.S. persons.
Non-U.S. Shareholders
If you are neither a resident nor a citizen of the U.S. or if you are a non-U.S. entity (other than a pass-through entity to the extent owned by U.S. persons), a Fund’s ordinary income dividends, if any, generally will be subject to a 30% U.S. federal withholding tax, unless a lower treaty rate applies. However, withholding tax generally will not apply to any gain or income realized by a non-U.S. shareholder upon the sale or other disposition of Fund shares or with respect to certain distributions paid to a non-U.S. shareholder and reported by the Fund as capital gain dividends, interest-related dividends or short-term capital gain dividends.
Separately, a 30% withholding tax may be imposed on Fund distributions (if any) paid to certain foreign entities, unless such entities comply, or are deemed compliant, with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts.
Backup Withholding
If you are a resident or a citizen of the U.S. and you have not provided a taxpayer identification number or social security number and made other required certifications, by law, backup withholding at a 24% rate will apply to Fund distributions and proceeds (if any).
Securities Lending
If your shares of a Fund are loaned out pursuant to a securities lending arrangement, you may lose the ability to treat Fund dividends that are paid while the shares are held by the borrower as qualified dividend income, and you may lose the ability to use non-U.S. tax credits passed through by the Fund.
Fund of Funds
If a Fund invests in an Underlying Fund, short-term capital gains earned by the Underlying Fund, if any, will be ordinary income when distributed to the Fund and will not be offset by the Fund’s capital losses. To the extent such Fund is expected to invest in an Underlying Fund, the Fund’s realized losses on sales of shares of the Underlying Fund may be indefinitely or permanently deferred as “wash sales.” Capital loss carryforwards of the Underlying Fund, if any, will not offset net capital gains of the Fund.
Taxes on the Sale of Exchange-Listed Fund Shares
Any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term capital gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares that have been held for one year or less is generally treated as a short-term capital gain or loss. However, any capital loss on a sale of Fund shares held for six months or less is treated as a long-term capital loss to the extent that capital gain dividends were paid with respect to such shares. Any such capital gains, including from sales of Fund shares or from capital gain dividends, are included in “net investment income” for purposes of the 3.8% U.S. federal Medicare contribution tax mentioned above.
Creations and Redemptions
Prior to being traded in the secondary market, Fund shares are “created” at NAV by Authorized Participants (i.e., market makers, large investors and other financial institutions) in block-size Creation Units or multiples thereof. Fund shares are created or redeemed only in Creation Units, and only Authorized Participants may create or redeem Creation Units with the Funds.
Each Authorized Participant is a member or participant of a clearing agency registered with the SEC and has entered into a written agreement with the Funds’ Distributor, an affiliate of BFA. The agreement allows the Authorized Participant to place orders for the purchase and redemption of Creation Units. Authorized Participants may create or redeem Creation Units for their own accounts or for customers, including, without limitation, affiliates of the Funds. Creation transactions are subject to acceptance by the Distributor and the relevant Fund.
Generally, there are three transaction methods for creating and redeeming Fund shares: in-kind securities (“in-kind”), partial cash and all cash.
In-Kind. In a creation transaction, an Authorized Participant deposits into a Fund a “creation basket,” which is a portfolio of securities or other assets designated by the Fund, as well as a cash amount. The Authorized Participant receives a specified number of Creation Units in return.
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In a redemption transaction, an Authorized Participant deposits Creation Units with a Fund and receives from the Fund a “redemption basket,” which is a portfolio of securities or other assets designated by the Fund, as well as a cash amount.
Partial Cash. In a creation transaction, an Authorized Participant deposits into a Fund a creation basket and a cash amount, including cash that replaces a security or other asset in the creation basket, in exchange for Creation Units. In a redemption transaction, an Authorized Participant deposits Creation Units with a Fund and receives from the Fund a redemption basket and a cash amount, including cash that replaces a security or other asset in the redemption basket.
All Cash. In a creation transaction, an Authorized Participant deposits into a Fund an amount of cash specified by the Fund in exchange for Creation Units. In a redemption transaction, an Authorized Participant deposits Creation Units with a Fund and receives from the Fund a specified amount of cash.
The creation and redemption baskets for a Fund may differ in composition, and certain iShares ETFs accept “custom baskets.” More information about custom baskets is provided in the Funds’ SAI.
Each Fund generally engages in creation and redemption transactions according to the method indicated in the table below. In certain circumstances, however, a Fund may use another transaction method (e.g., an in-kind Fund may transact partially or fully in cash).

Fund	In-Kind	Partial	All Cash
iShares LifePath Retirement ETF	✓
iShares LifePath Target Date 2030 ETF	✓
iShares LifePath Target Date 2035 ETF	✓
iShares LifePath Target Date 2040 ETF	✓
iShares LifePath Target Date 2045 ETF	✓
iShares LifePath Target Date 2050 ETF	✓
iShares LifePath Target Date 2055 ETF	✓
iShares LifePath Target Date 2060 ETF	✓
iShares LifePath Target Date 2065 ETF	✓
iShares LifePath Target Date 2070 ETF	✓
The prices at which creations and redemptions occur are based on the next calculation of a Fund’s NAV after a creation or redemption order is tendered in an acceptable form under the Authorized Participant agreement. In the event of a system failure or other interruption, including disruptions at market makers or Authorized Participants, creation and redemption orders may not be executed according to a Fund’s instructions or may not be executed at all.
Additional information about the creation and redemption of Creation Units (including the cut-off times for the receipt of creation and redemption orders) is included in the Funds’ SAI.
The Funds do not impose restrictions on the frequency of purchases and redemptions of Fund shares directly with a Fund. The Board determined not to adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of Fund shares because each Fund generally sells and redeems its shares directly through transactions that are in-kind and/or for cash, with a deadline for placing cash-related transactions no later than the close of the primary markets for the Fund’s portfolio securities. However, the Funds have taken certain measures (e.g., imposing transaction fees on purchases and redemptions of Creation Units and reserving the right to reject purchases of Creation Units under certain circumstances) to minimize the potential consequences of frequent cash purchases and redemptions by Authorized Participants, such as increased tracking error, disruption of portfolio management, dilution to the Funds, and/or increased transaction costs. Further, the vast majority of trading in Fund shares occurs on the secondary market, which does not involve the Funds directly, and such trading is unlikely to cause many of the harmful effects of frequent cash purchases or redemptions of Fund shares.
To the extent a Fund engages in in-kind transactions, the Fund intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined in Rule 144A under the 1933 Act, will not be able to receive restricted securities eligible for resale under Rule 144A.
Because Fund shares may be created and issued on an ongoing basis, at any point during the life of a Fund a “distribution,” as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.
Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the
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1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.
Householding
Householding is an option available to certain Fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Distribution
The Distributor or its agent distributes Creation Units for the Funds on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor has no role in determining the policies of the Funds or the securities or other assets (as applicable) that are purchased or sold by the Funds. The Distributor’s principal address is 50 Hudson Yards, New York, NY 10001.
BFA or its affiliates make payments to broker-dealers, registered investment advisers, banks or other intermediaries (together, “intermediaries”) related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, data provision services, or their making shares of the Funds available to their customers generally and in certain investment programs. Such payments, which may be significant to the intermediary, are not made by the Funds. Rather, such payments are made by BFA or its affiliates from their own resources, which come directly or indirectly in part from fees paid by the Funds. Payments of this type are sometimes referred to as revenue-sharing payments. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the payments or other financial incentives the intermediary is eligible to receive. Therefore, such payments or other financial incentives that are offered or made to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend the Funds over another investment. More information regarding these payments is contained in the applicable SAI. Please contact your salesperson or other investment professional for more information regarding any such payments that their firm may receive from BFA or its affiliates.
Financial Highlights
The financial highlights table for each Fund is intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the period since the Fund’s inception. Certain information reflects financial results for a single Fund share. The total return information represents the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, is included in each Fund’s Form N-CSR (available upon request).
34

For a share outstanding throughout each period:

	iShares LifePath Retirement ETF
	Year Ended 07/31/25	Period From 10/17/23(a) to 07/31/24
Net asset value, beginning of period	$28.27	$25.00
Net investment income(b)	0.89	0.62
Net realized and unrealized gain(c)	1.39	3.26
Net increase from investment operations	2.28	3.88
Distributions from net investment income(d)	(0.91)	(0.61)
Net asset value, end of period	$29.64	$28.27
Total Return(e)
Based on net asset value	8.25%	15.65%(f)
Ratios to Average Net Assets(g)
Total expenses	0.00%	0.00%(h)
Net investment income	3.12%	2.90%(h)
Supplemental Data
Net assets, end of period (000)	$24,929	$3,957
Portfolio turnover rate(i)	18%	10%

(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
For a share outstanding throughout each period:

	iShares LifePath Target Date 2030 ETF
	Year Ended 07/31/25	Period From 10/17/23(a) to 07/31/24
Net asset value, beginning of period	$29.35	$25.00
Net investment income(b)	0.89	0.62
Net realized and unrealized gain(c)	1.90	3.90
Net increase from investment operations	2.79	4.52
Distributions from net investment income(d)	(0.58)	(0.17)
Net asset value, end of period	$31.56	$29.35
Total Return(e)
Based on net asset value	9.62%	18.15%(f)
Ratios to Average Net Assets(g)
Total expenses	0.00%	0.00%(h)
Net investment income	2.95%	2.83%(h)
Supplemental Data
Net assets, end of period (000)	$30,927	$9,980
Portfolio turnover rate(i)	24%	10%

(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
35

For a share outstanding throughout each period:

	iShares LifePath Target Date 2035 ETF
	Year Ended 07/31/25	Period From 10/17/23(a) to 07/31/24
Net asset value, beginning of period	$29.73	$25.00
Net investment income(b)	0.85	0.61
Net realized and unrealized gain(c)	2.32	4.35
Net increase from investment operations	3.17	4.96
Distributions(d)	–	–
From net investment income	(0.57)	(0.23)
From net realized gains	(0.01)	—
Total distributions	(0.58)	(0.23)
Net asset value, end of period	$32.32	$29.73
Total Return(e)
Based on net asset value	10.81%	19.92%(f)
Ratios to Average Net Assets(g)
Total expenses	0.00%	0.00%(h)
Net investment income	2.79%	2.75%(h)
Supplemental Data
Net assets, end of period (000)	$47,191	$13,081
Portfolio turnover rate(i)	19%	8%

(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
For a share outstanding throughout each period:

	iShares LifePath Target Date 2040 ETF
	Year Ended 07/31/25	Period From 10/17/23(a) to 07/31/24
Net asset value, beginning of period	$30.10	$25.00
Net investment income(b)	0.80	0.55
Net realized and unrealized gain(c)	2.78	4.79
Net increase from investment operations	3.58	5.34
Distributions from net investment income(d)	(0.48)	(0.24)
Net asset value, end of period	$33.20	$30.10
Total Return(e)
Based on net asset value	12.01%	21.49%(f)
Ratios to Average Net Assets(g)
Total expenses	0.00%	0.00%(h)
Net investment income	2.55%	2.45%(h)
Supplemental Data
Net assets, end of period (000)	$39,178	$12,041
Portfolio turnover rate(i)	17%	6%

(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
36

For a share outstanding throughout each period:

	iShares LifePath Target Date 2045 ETF
	Year Ended 07/31/25	Period From 10/17/23(a) to 07/31/24
Net asset value, beginning of period	$30.47	$25.00
Net investment income(b)	0.77	0.54
Net realized and unrealized gain(c)	3.14	5.17
Net increase from investment operations	3.91	5.71
Distributions from net investment income(d)	(0.51)	(0.24)
Net asset value, end of period	$33.87	$30.47
Total Return(e)
Based on net asset value	12.96%	22.96%(f)
Ratios to Average Net Assets(g)
Total expenses	0.00%	0.00%(h)
Net investment income	2.44%	2.41%(h)
Supplemental Data
Net assets, end of period (000)	$35,222	$12,189
Portfolio turnover rate(i)	16%	5%

(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
For a share outstanding throughout each period:

	iShares LifePath Target Date 2050 ETF
	Year Ended 07/31/25	Period From 10/17/23(a) to 07/31/24
Net asset value, beginning of period	$30.72	$25.00
Net investment income(b)	0.72	0.54
Net realized and unrealized gain(c)	3.56	5.41
Net increase from investment operations	4.28	5.95
Distributions from net investment income(d)	(0.49)	(0.23)
Net asset value, end of period	$34.51	$30.72
Total Return(e)
Based on net asset value	14.08%	23.94%(f)
Ratios to Average Net Assets(g)
Total expenses	0.00%	0.00%(h)
Net investment income	2.23%	2.37%(h)
Supplemental Data
Net assets, end of period (000)	$31,752	$12,903
Portfolio turnover rate(i)	17%	6%

(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
37

For a share outstanding throughout each period:

	iShares LifePath Target Date 2055 ETF
	Year Ended 07/31/25	Period From 10/17/23(a) to 07/31/24
Net asset value, beginning of period	$30.79	$25.00
Net investment income(b)	0.71	0.49
Net realized and unrealized gain(c)	3.77	5.53
Net increase from investment operations	4.48	6.02
Distributions(d)	–	–
From net investment income	(0.44)	(0.23)
From net realized gains	(0.01)	—
Total distributions	(0.45)	(0.23)
Net asset value, end of period	$34.82	$30.79
Total Return(e)
Based on net asset value	14.71%	24.18%(f)
Ratios to Average Net Assets(g)
Total expenses	0.00%(h)	0.00%(i)
Net investment income	2.20%	2.18%(i)
Supplemental Data
Net assets, end of period (000)	$22,282	$8,004
Portfolio turnover rate(j)	12%	4%

(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Amount is less than 0.005%.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
For a share outstanding throughout each period:

	iShares LifePath Target Date 2060 ETF
	Year Ended 07/31/25	Period From 10/17/23(a) to 07/31/24
Net asset value, beginning of period	$30.79	$25.00
Net investment income(b)	0.73	0.51
Net realized and unrealized gain(c)	3.77	5.51
Net increase from investment operations	4.50	6.02
Distributions(d)	–	–
From net investment income	(0.49)	(0.23)
From net realized gains	(0.03)	—
Total distributions	(0.52)	(0.23)
Net asset value, end of period	$34.77	$30.79
Total Return(e)
Based on net asset value	14.82%	24.18%(f)
Ratios to Average Net Assets(g)
Total expenses	0.00%	0.00%(h)
Net investment income	2.27%	2.30%(h)
Supplemental Data
Net assets, end of period (000)	$16,691	$4,926
Portfolio turnover rate(i)	12%	3%

(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
38

(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
39

For a share outstanding throughout each period:

	iShares LifePath Target Date 2065 ETF
	Year Ended 07/31/25	Period From 10/17/23(a) to 07/31/24
Net asset value, beginning of period	$30.79	$25.00
Net investment income(b)	0.69	0.49
Net realized and unrealized gain(c)	3.82	5.53
Net increase from investment operations	4.51	6.02
Distributions(d)	–	–
From net investment income	(0.51)	(0.23)
From net realized gains	(0.02)	—
Total distributions	(0.53)	(0.23)
Net asset value, end of period	$34.77	$30.79
Total Return(e)
Based on net asset value	14.82%	24.18%(f)
Ratios to Average Net Assets(g)
Total expenses	0.00%(h)	0.00%(i)
Net investment income	2.15%	2.20%(i)
Supplemental Data
Net assets, end of period (000)	$12,516	$4,926
Portfolio turnover rate(j)	12%	3%

(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Amount is less than 0.005%.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
For a share outstanding throughout each period:

iShares LifePath Target Date 2070 ETF
Period From 11/12/24(a) to 07/31/25
Net asset value, beginning of period	$25.00
Net investment income(b)	0.44
Net realized and unrealized gain(c)	1.73
Net increase from investment operations	2.17
Distributions from net investment income(d)	(0.20)
Net asset value, end of period	$26.97
Total Return(e)
Based on net asset value	8.76%(f)
Ratios to Average Net Assets(g)
Total expenses	0.00%(h)
Net investment income	2.46%(h)
Supplemental Data
Net assets, end of period (000)	$3,776
Portfolio turnover rate(i)	8%

(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
40

(i)
Portfolio turnover rate excludes in-kind transactions, if any.
41

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Want to know more?
iShares.com  | 1-800-474-2737 (1-800-iShares)
Information on each Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at www.iShares.com. Copies of each Fund’s Prospectus, SAI, shareholder reports and other information, as applicable and when available, can be found at www.iShares.com. For more information about a Fund, you may request a copy of the Fund’s SAI. The SAI provides detailed information about the Fund and is incorporated by reference into the Fund’s Prospectus. This means that the SAI, for legal purposes, is a part of the Fund’s Prospectus.
Additional information about each Fund's investments is, or will be, available in the Fund's Annual and Semi-Annual Reports to shareholders and in Form N-CSR. In a Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.
If you have any questions about the Trust or shares of a Fund or you wish to obtain a Fund’s SAI, Semi-Annual or Annual Report free of charge, please:
Call:	1-800-iShares or 1-800-474-2737 (toll free) Monday through Friday, 8:30 a.m. to 6:30 p.m. (Eastern time)
Email:	iSharesETFs@blackrock.com
Write:	c/o BlackRock Investments, LLC 1 University Square Drive, Princeton, NJ 08540
Reports and other information about each Fund are available on the EDGAR database on the SEC's website at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
No person is authorized to give any information or to make any representations about a Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.
©2025 BlackRock, Inc. All rights reserved. iSHARES® and BLACKROCK® are registered trademarks of BlackRock Fund Advisors and its affiliates. All other marks are the property of their respective owners.
Investment Company Act File No.: 811-09729
IS-P- 731C-1125

November 28, 2025

Prospectus
iShares Trust
●iShares Large Cap Accelerated Outcome ETF | TWOX | Cboe BZX
●iShares Large Cap Max Buffer Mar ETF  |  MMAX  |  Cboe BZX
●iShares Large Cap Max Buffer Jun ETF  |  MAXJ  |  Cboe BZX
●iShares Large Cap Max Buffer Sep ETF  |  SMAX  |  Cboe BZX
●iShares Large Cap Max Buffer Dec ETF  |  DMAX  |  Cboe BZX

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summaries

i

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iSHARES® LARGE CAP ACCELERATED OUTCOME ETF
Ticker: TWOXStock Exchange: Cboe BZX
As described in this prospectus, the iShares Large Cap Accelerated Outcome ETF (the “Fund”) seeks to provide the following pre-determined outcomes (the “Outcomes”) for an investment that is held for an entire Outcome Period: (1) the Accelerated Return, which is based on the upside share price return of the Underlying Fund and is subject to the Approximate Cap, and (2) approximately the same downside performance of the Underlying Fund. Please see below for the definitions of key terms.
■
Underlying Fund: iShares Core S&P 500 ETF
■
Underlying Fund’s Index: S&P 500 Index
■
Outcome Period: A full calendar quarter (i.e., January 1-March 31, April 1-June 30, July 1-September 30, October 1-December 31)
■
Accelerated Return: The Approximately twice the share price increase experienced by the Underlying Fund over the Outcome Period
■
Approximate Cap: The approximate upside limit on the Accelerated Return during the Outcome Period, which will reset at the start of each Outcome Period
The Fund has characteristics unlike many investment products and may not be appropriate for all investors. The Outcomes sought by the Fund’s strategy are not guaranteed.
■
The Accelerated Return and the Approximate Cap may not operate as anticipated, and investors may lose some or all of their money.
■
The Outcomes apply only to shares that are held for an entire Outcome Period.
■
An investor who buys Fund shares after the start of an Outcome Period may experience lesser returns and may be exposed to greater losses than that of the Underlying Fund. An investment in the Fund is appropriate only for investors willing to bear those losses.
■
An investor who sells Fund shares before the end of an Outcome Period may not fully realize the Accelerated Return.
■
The Fund does not provide a buffer against losses experienced by the Underlying Fund. An investment in the Fund is appropriate only for investors willing to bear those losses.
■
The Approximate Cap is provided prior to taking into account any fees or expenses charged to the Fund or shareholder transaction fees. Fees and any expenses will reduce the Approximate Cap amount for Fund shareholders for an Outcome Period.
■
The Approximate Cap will likely change for each Outcome Period and will be announced at the start of each Outcome Period.
■
Visit the Fund’s page on www.iShares.com for information about the start date and end date of the current Outcome Period, the Approximate Cap for the current Outcome Period and the potential outcomes of an investment in the Fund, including the remaining Approximate Cap.
Investment Objective
The iShares Large Cap Accelerated Outcome ETF (the “Fund”) seeks to provide approximately twice the positive share price return of the iShares Core S&P 500 ETF (the “Underlying Fund”), up to an approximate upside limit, while seeking to approximately track the negative share price return of the Underlying Fund, over each full calendar quarter.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund's pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the Fund's total return but is not included in the Fund's ratio of expenses to average net assets. Both figures are shown in the Financial Highlights section of the Fund's prospectus (the “Prospectus”). BFA, the investment adviser to the Fund, has contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other funds advised by BFA or its affiliates, through November 29, 2030. The contractual waiver may be terminated prior to November 29, 2030 only upon written agreement of the Trust and BFA.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
S-1

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
0.50%	None	0.00%	0.03%	0.53%	0.03%	0.50%

1
Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$51	$160	$280	$649
Portfolio Turnover. The Fund or the Underlying Fund may pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate for the Fund or the Underlying Fund may indicate higher transaction costs and may cause the Fund or the Underlying Fund to incur increased expenses. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example (except costs to the Underlying Fund included as part of Acquired Fund Fees and Expenses), affect the Fund’s performance. From inception (January 15, 2025) to the most recent fiscal year end, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to provide certain pre-determined outcomes (the “Outcomes”) based on the performance of the iShares Core S&P 500 ETF (the “Underlying Fund”) for investors who hold Fund shares over a full calendar quarter (the “Outcome Period”). The Outcomes sought by the Fund are:
■
Approximately twice the share price return of the Underlying Fund (the “Accelerated Return”), up to an approximate upside limit (the “Approximate Cap”), and
■
Downside performance that approximately tracks, one for one, the negative share price return of the Underlying Fund.
The Outcomes are intended to be realized only by investors who hold Fund shares at the outset of the Outcome Period and continue to hold the shares through the end of the Outcome Period. Specifically, in order to hold Fund shares for the entirety of an Outcome Period, an investor must buy or continue holding shares at the close on the last trading day of the prior Outcome Period and sell or continue holding the shares at the close on the last trading day of the current Outcome Period.
If investors buy Fund shares after the start of the Outcome Period or sell Fund shares before the Outcome Period concludes, they may experience returns that differ significantly from the Outcomes. These include experiencing little or no gains related to the Accelerated Return or the Underlying Fund and losses that are greater than the Underlying Fund’s losses. The Outcomes may not be achieved, and investors may lose some or all of their money. The Fund does not provide a buffer, floor or other protection against losses.
The Fund will be offered indefinitely and is not intended to terminate after one or more Outcome Periods.
The Current Outcome Period
For the current Outcome Period of October 1, 2025 through December 31, 2025, the Approximate Cap is 6.74%, before taking into account any fees or expenses charged to, or transaction costs incurred by, the Fund or the Underlying Fund. When the Fund’s annualized management fee of 0.50% of its average daily net assets is taken into account, the Approximate Cap for the current Outcome Period is reduced to 6.62%. The returns that the Fund seeks to provide do not take into account the costs associated with buying shares of the Underlying Fund and any other expenses incurred by the Fund. Please visit the Fund’s page on www.iShares.com for more information about the potential outcomes of an investment in the Fund during the current Outcome Period, including the remaining Approximate Cap.
The Underlying Fund
The Underlying Fund is the iShares Core S&P 500 ETF (Ticker: IVV). It is an exchange-traded fund (“ETF”) that seeks to track the investment results of the S&P 500 Index (the “Underlying Fund’s Index”), which measures the performance of the large-capitalization sector of the U.S. equity market, as determined by S&P Dow Jones Indices, LLC. The securities in the Underlying Fund’s Index represent a broad range of industries and are weighted based on the float-adjusted market value of their outstanding shares. The components of the Underlying Fund’s Index are likely to change over time. BFA is the investment adviser to the Underlying Fund and receives a management fee from the Underlying Fund.
BFA manages the Underlying Fund using a “representative sampling” indexing strategy. This involves investing in a
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representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Underlying Fund may or may not hold all of the securities in the Underlying Fund’s Index, which may cause the Underlying Fund’s performance to diverge from that of the index and produce “tracking error.” Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions.
The prospectus and other reports of the Underlying Fund are available at www.sec.gov and www.iShares.com. Shares of the Underlying Fund are listed on NYSE Arca, Inc.
The Fund’s Use of Options
The Fund principally buys shares of the Underlying Fund and customized call options thereon and sells call options that reference the Underlying Fund. The options in which the Fund transacts (typically, equity or index exchange-traded options contracts) are referred to generally as Flexible Exchange Options (“FLEX Options”). The Fund may transact in other exchange-traded options that reference the price performance of the Underlying Fund, the Underlying Fund’s Index or other ETFs that track the Underlying Fund’s Index.
An options contract is an agreement between a buyer and seller that gives the purchaser of the option the right but not the obligation to buy (in the case of a call option) or sell (in the case of a put option) a particular financial instrument at a specified future date for an agreed-upon price, commonly known as the “strike price”. When the Fund buys a call option, it pays a premium and receives the right, but not the obligation, to purchase shares of the Underlying Fund or other reference asset at a strike price by or on the expiration date. If the Fund buys a put option, it pays a premium and receives the right, but not the obligation, to sell shares of the Underlying Fund or other reference asset at a strike price by or on the expiration date. When the Fund writes (sells) a call option, it receives a premium and gives the purchaser of the option the right to purchase from the Fund shares of the Underlying Fund or other reference asset at a strike price by or on the expiration date. If the Fund writes (sells) a put option, it receives a premium and gives the purchaser of the option the right to sell to the Fund shares of the Underlying Fund or other reference asset at a strike price by or on expiration date.
FLEX Options provide the ability to customize key option contract terms such as strike price, style and expiration date. The options in which the Fund invests are European style, meaning they are exercisable at the strike price only on the expiration date. The Fund typically trades options that expire at or around the end of each Outcome Period.
As an in-the-money option held by the Fund approaches its expiration date, its value typically will increasingly move with the value of its reference asset, such as the Underlying Fund. However, the value of the options may change because of factors other than the value of the reference asset, including interest rate changes, dividends, the actual and perceived volatility of the reference asset, the remaining time until the options expire, limitations established by options exchanges, and trading conditions in the options market, among others. Due to these factors, the value of the options typically does not increase or decrease at the same rate as the Underlying Fund’s share price on a day-to-day basis. As a result, the Fund’s net asset value per share (“NAV”) may not increase or decrease at the same rate as the Underlying Fund’s share price.
Options positions are marked to market daily by the Fund. The value of the options traded by the Fund is determined based upon market quotations or other recognized pricing methods. The options traded by the Fund are listed on an exchange, including the Chicago Board Options Exchange. The options are guaranteed for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees the performance by counterparties to certain derivatives contracts. The OCC may make adjustments to FLEX Options for certain significant events.
Outcomes Targeted by the Fund
For each Outcome Period, the Fund obtains exposure to the share price return of the Underlying Fund by holding shares of the Underlying Fund and futures that reference the price performance of the Underlying Fund’s Index. The Accelerated Return and Approximate Cap are typically created by trading a set of call options, as described below, at the close of the last trading day of the prior Outcome Period.
Accelerated Return. The Fund creates the Accelerated Return by buying a call option with a strike price that is approximately at-the-money relative to the Underlying Fund’s share price (the “ATM Call”). This exposure to the Underlying Fund, combined with the Fund’s investment in shares of the Underlying Fund and futures on the Underlying Fund’s Index, creates the approximately double upside return.
Approximate Cap. The Fund creates the Approximate Cap by selling a call option that is two times the notional value of the ATM Call and that has a higher, out-of-the-money strike price relative to the Underlying Fund’s share price (the “Cap Option”). The Cap Option’s higher strike price prevents the Fund from realizing the benefit of any increase in the Underlying Fund’s share price above that strike price. The Approximate Cap for an Outcome Period is approximately twice the upside return implied by the strike price of the Cap Option for that Outcome Period. The strike price for the Cap Option depends on the market conditions when the option is sold and likely will be different for each Outcome Period, resulting in a different Approximate Cap for each Outcome Period. The Fund uses the premium collected from selling the Cap Option and the expected dividend distributions from the Underlying Fund to cover the premium that it pays to buy the ATM Call.
The Fund’s Accelerated Return and Approximate Cap (net of the management fee) for the current Outcome Period, along with the Fund’s current position relative to the Outcomes, are available and updated daily on the Fund’s page on www.iShares.com.
On the last trading day of each Outcome Period, the Fund will trade a new set of call options to create the Accelerated Return and Approximate Cap for the next Outcome Period. After the close of business on the last trading day of the Outcome Period, the Fund will file a prospectus supplement that discloses the
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Approximate Cap (gross and net of its management fee) for the next Outcome Period.
Outcome Period
The Outcomes for an Outcome Period apply only to Fund shares that are held over the entire Outcome Period. An investor who purchases Fund shares after the beginning of an Outcome Period or who sells Fund shares before the end of an Outcome Period may not fully realize the Approximate Cap for the Outcome Period and may experience price returns that are different from the Outcomes. This is because, while the Outcomes are fixed levels that are calculated in relation to the Underlying Fund’s price and the Fund’s NAV at the start of that Outcome Period and generally remain constant throughout the Outcome Period, an investor who transacts in Fund shares during the Outcome Period will likely do so at a price that is different from the Fund’s NAV at the start of the Outcome Period.
For example, if an investor purchases Fund shares during an Outcome Period at a time when the Underlying Fund’s share price has increased from its price at the beginning of the Outcome Period, the investor’s upside limit may be lower than the Approximate Cap and the investor may experience losses that exceed the losses of the Underlying Fund for the remainder of the Outcome Period. Conversely, if an investor purchases Fund shares during an Outcome Period at a time when the Underlying Fund’s share price has decreased from its price at the beginning of the Outcome Period, the Fund may require a larger increase in the Underlying Fund’s share price before it reaches the Accelerated Return.
Fund and Underlying Fund Performance
If there are any inflows, or creation transactions, for the Fund during an Outcome Period, the Fund typically will buy Underlying Fund shares and futures on the Underlying Fund’s Index and will seek to trade the same set of call options as described above. This will occur even in circumstances where the Fund would receive a negligible premium for selling an out-of-the-money call, which may give up more sizable returns to the extent that the option later becomes in the money.
Because the Fund uses distributions from the Underlying Fund to purchase the ATM Call, the Fund’s performance is likely to be less than the Underlying Fund’s performance when (1) distributions are considered and (2) the Underlying Fund’s performance is less than half of its distributions or is negative. The Fund may also underperform the Underlying Fund if the returns of the Underlying Fund exceed the Approximate Cap net of the distributions.
The Fund’s market value and NAV may not correlate with the Underlying Fund and the Underlying Fund’s Index. In periods of extreme market volatility, the Fund’s return may be subject to an upside limit significantly below the Approximate Cap and a downside that is significantly greater than the price return of the Underlying Fund. Investors may lose their entire investment, and an investment in the Fund is appropriate only for investors willing to bear those losses.
In order to obtain economic exposure to the Underlying Fund, in lieu of purchasing Underlying Fund shares and futures on the Underlying Fund’s Index for an Outcome Period, the Fund may instead do one or more of the following, among other things:
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purchase one or more other ETFs that seek to track the Underlying Fund’s Index;
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purchase equity securities (e.g., component securities of the Underlying Fund or the Underlying Fund’s Index) in seeking to track the share price return of the Underlying Fund; or
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invest in U.S. treasuries, money market funds and/or other cash equivalents and purchase or sell a combination of call and put options that seek to synthesize the economic characteristics of the Underlying Fund.
If the Fund invests in equity securities (other than the Underlying Fund), the Fund’s equity security investments will be primarily in the common stocks of companies held by the Underlying Fund that BFA believes will provide a risk/return profile similar to that of the Underlying Fund.
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities or other instruments that provide exposure to securities of large-capitalization companies or that provide for the Accelerated Return or for the Approximate Cap with respect to securities of large-capitalization companies. For purposes of the Fund’s 80% policy, “large-capitalization companies” are those within the range of capitalization of the Underlying Fund’s Index.
Summary of Principal Risks
The Fund has characteristics unlike those of many traditional products and may not be appropriate for all investors. As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below (either directly or through its investments in the Underlying Fund), any of which may adversely affect the Fund's NAV, trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Accelerated Return Risk. There can be no guarantee that the Fund will be successful in its strategy to provide approximately twice the positive share price return, if any, of the Underlying Fund over an Outcome Period, subject to an Approximate Cap. If an investor purchases Fund shares after the beginning of an Outcome Period or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.
Approximate Cap Risk. The Fund’s strategy seeks to provide returns that are subject to an Approximate Cap, whose level depends on prevailing market conditions (e.g., volatility, interest rates, dividends, and other factors) at the time that the Approximate Cap is set. The Approximate Cap may rise or fall from one Outcome Period to the next, sometimes to a significant extent, and is unlikely to remain the same for consecutive Outcome Periods. If the Underlying Fund experiences gains in excess of the Approximate Cap for an Outcome Period, the Fund will not participate in any gains beyond the Approximate Cap and will underperform the Underlying Fund. In periods of extreme market volatility, the Fund’s return may be significantly below the Approximate Cap.
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Options Risk. Investments in options are considered speculative. When the Fund purchases an option, it may lose the total premium paid for it if the price of the underlying security or other reference asset related to the option decreased, remained the same or failed to increase to a level at or beyond the exercise price (in the case of a call option) or increased, remained the same or failed to decrease to a level at or below the exercise price (in the case of a put option). When the Fund sells an option, it may experience a substantial loss if the price of the underlying security or other reference asset increased to a level significantly above the exercise price (in the case of a call option) or decreased to a level significantly below the exercise price (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund.
FLEX Options Risk. FLEX Options are subject to the risk that they may be less liquid than certain other instruments, such as standardized options. In less liquid markets for the FLEX Options, terminating FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for FLEX Options, the liquidation of a large number of options may significantly impact the price of the options and may adversely impact the value of an investment in the Fund. There is also a risk that the Fund will be unable to maintain the proportional relationship based on the number of exchange-traded options in the Fund’s portfolio or that adverse tax law changes will negatively impact the treatment of FLEX Options. Additionally, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of Fund shares, the Fund’s NAV and the share price of the Fund could be negatively impacted.
Risk of Investing in the U.S. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Asset Class Risk. The securities and other assets in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, an index, or other asset classes.
Assets Under Management (AUM) Risk. From time to time, an Authorized Participant (as defined below in Authorized Participant Concentration Risk), a third-party investor, the Fund’s adviser, an affiliate of the Fund’s adviser, or another fund may invest in the Fund and hold its investment for a specific period of time to allow the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Clearing Member Default Risk. Transactions in some types of derivatives, including FLEX Options and futures, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for FLEX Options or futures may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the Underlying Fund, the Fund's or the Underlying Fund’s clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.
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Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Consumer Goods and Services Companies Risk. Consumer goods and services companies face risks related to changes in consumer preferences and disposable income, commodity prices, government regulation, supply chain disruptions, damage to brand or reputation, economic slowdown and labor shortages, among other things.
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The OCC acts as guarantor and central counterparty with respect to the options held by the Fund. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its clearing and settlement obligations, the Fund could suffer significant losses.
Derivatives Risk. The Fund’s use of derivatives (e.g., futures, forwards, swaps, options) may be riskier than other types of investments and may not have the intended effect on the Fund’s performance. Derivatives can be sensitive to changes in economic and market conditions, and they may increase the Fund’s volatility. The Fund also may experience reduced returns as a result of transaction costs and losses on derivatives positions. There is the risk of imperfect correlation between the value of a derivative and that of the asset underlying the derivative. Derivatives may create investment leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives are subject to the risk of mispricing or improper valuation, particularly if there is not a liquid secondary market for the instrument. Certain derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. The use of derivatives also exposes the Fund to additional operational and legal risks.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Futures Contract Risk. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. Swaps or other derivatives on futures contracts also may be adversely impacted by these risks. The primary risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and that of the underlying asset; (ii) resale restrictions or the lack of a liquid secondary market and the resulting inability to close a futures contract when desired; (iii) losses from unanticipated market movements, which are potentially unlimited; (iv) BFA’s inability to predict correctly the direction of the prices of futures contracts and other financial and economic factors; (v) a counterparty’s default in the performance of its obligations; (vi) the obligation to make daily cash payments to maintain the required margin for the futures contract; and (vii) the possibility that a failure to close a position may result in delivery of an illiquid commodity to the Fund.
As futures contracts approach expiration, they may be “rolled” (i.e., replaced by similar contracts with a later expiration to maintain exposure to the underlying asset), which involves additional risks. In certain market conditions, the sale price of a near-term month contract can be lower than the purchase price of a longer-term contract, resulting in a cost to “roll” the futures contract.
Investment in Underlying Fund Risk. The Fund invests in the Underlying Fund, so the Fund’s investment performance and risks are likely to be directly related to those of the Underlying Fund. The Fund’s NAV will change with changes in the value of the Underlying Fund and other assets that the Fund holds. The shares of the Underlying Fund may trade at a premium or discount to the Underlying Fund’s NAV. Investors in the Fund will indirectly bear the expenses charged by the Underlying Fund, and an investment in the Fund may entail more expenses than a direct investment in the Underlying Fund.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders of the Fund, including an Authorized Participant, a third-party investor, the Fund’s adviser, an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may hold their investment in the Fund for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of Fund shares.
Management Risk. The Fund is subject to management risk, which is the risk that the investment process, techniques, models and/or risk analyses applied by BFA will not produce the desired
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results. The securities or other assets selected by BFA may result in returns that are inconsistent with the Fund’s investment objective, and the Fund may underperform the market or any relevant benchmark. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to BFA in connection with managing the Fund and may adversely affect the ability of the Fund to achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
Non-Diversification Risk. The Fund is classified as “non-diversified.” This means that, compared with funds that are classified as “diversified,” the Fund may invest a greater percentage of its assets in securities or other instruments representing a small number of issuers or counterparties and thus may be more susceptible to the risks associated with these particular issuers or counterparties. As a result, the Fund's performance may depend to a greater extent on the performance of a small number of issuers or counterparties, which may lead to more volatility in the Fund’s NAV.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Outcome Period Risk. The Approximate Cap for an Outcome Period applies to Fund shares held over the entire Outcome Period. If an investor purchases Fund shares after an Outcome Period begins or sells Fund shares prior to the end of an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide.
Small Fund Risk. When the Fund’s size is small, the Fund may experience low trading volume and wide bid/ask spreads. The Fund’s performance near its inception date may not represent how the Fund will perform in the future or with a larger asset base. In addition, the Fund may face the risk of being delisted if it does not meet certain requirements set by the listing exchange. Any resulting liquidation of the Fund could lead to elevated transaction costs for the Fund and negative tax consequences for its shareholders.
Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gains that it distributes to shareholders, provided that it satisfies certain requirements of the Internal Revenue Code. However, the federal income tax treatment of certain aspects of the Fund’s operations are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code.
To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service (“IRS”) guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the reference asset (i.e., the Underlying Fund) as the issuer of the options. Assuming the reference asset qualifies as a RIC, the Fund could count the options as automatically diversified investments under the RIC diversification requirements. The Fund intends to treat any income it may derive from the options as “qualifying income” under the provisions of the Internal Revenue Code applicable to RICs. If the income is not qualifying income or the issuer of the options is not appropriately the reference asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.
Technology Companies Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher
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redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
Performance Information
As of the date of this Prospectus, the Fund does not have a full calendar year of performance information to report.
Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Erin Armstrong, Orlando Montalvo, and Kyle McClements (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Armstrong, Mr. Montalvo, and Mr. McClements have been Portfolio Managers of the Fund since 2025.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account (“IRA”), in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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iSHARES® LARGE CAP MAX BUFFER MAR ETF
Ticker: MMAXStock Exchange: Cboe BZX
As described in this prospectus, the iShares Large Cap Max Buffer Mar ETF (the “Fund”) seeks to provide the following pre-determined outcomes (the “Outcomes”) for an investment that is held for an entire Outcome Period: (1) exposure to the share price return of the Underlying Fund up to the Approximate Cap, and (2) downside protection against approximately 100% of Underlying Fund losses through an Approximate Buffer. Please see below for the definitions of key terms.
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Underlying Fund: iShares Core S&P 500 ETF
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Underlying Fund’s Index: S&P 500 Index
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Outcome Period: April 1 through March 31
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Approximate Cap: The approximate upside limit on the share price return of the Underlying Fund during the Outcome Period, which will reset at the start of each Outcome Period
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Approximate Buffer: The downside protection, as sought by the Fund, for approximately 100% of Underlying Fund losses if the Fund is held for the entire Outcome Period
The Fund has characteristics unlike those of many investment products and may not be appropriate for all investors. The Outcomes sought by the Fund’s strategy are not guaranteed.
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The Approximate Cap and the Approximate Buffer may not operate as anticipated, and investors may lose some or all their money.
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The Outcomes apply only to shares that are held for an entire Outcome Period.
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An investor who buys Fund shares after the start of an Outcome Period or sells Fund shares before the end of an Outcome Period may not fully realize the Approximate Cap or the Approximate Buffer and may be exposed to greater risk of loss.
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The Approximate Buffer is provided prior to taking into account any fees or expenses charged to the Fund or shareholder transaction fees. These fees and any expenses will reduce the Approximate Buffer amount for Fund shareholders for an Outcome Period.
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The Approximate Cap will likely change for each Outcome Period and will be announced at the start of each Outcome Period.
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Visit the Fund’s page on www.iShares.com for information about the start date and end date of the current Outcome Period, the Approximate Cap for the current Outcome Period and the potential outcomes of an investment in the Fund, including the remaining Approximate Cap and remaining Approximate Buffer.
Investment Objective
The iShares Large Cap Max Buffer Mar ETF (the “Fund”) seeks to track the share price return of the iShares Core S&P 500 ETF (the “Underlying Fund”) up to an approximate upside limit, while seeking to maximize the downside protection against price declines of the Underlying Fund over an approximate 12-month period beginning at the end of each March.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund's pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the Fund's total return but is not included in the Fund's ratio of expenses to average net assets. Both figures are shown in the Financial Highlights section of the Fund's prospectus (the “Prospectus”). BFA, the investment adviser to the Fund, has contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other funds advised by BFA or its affiliates, through November 30, 2029. The contractual waiver may be terminated prior to November 30, 2029 only upon written agreement of the Trust and BFA.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
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Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses [2]	Acquired Fund Fees and Expenses[2]	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
0.50%	None	0.00%	0.03%	0.53%	0.03%	0.50%

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Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.
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Based on estimated amounts for the current fiscal year.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$51	$160
Portfolio Turnover. The Fund or the Underlying Fund may pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate for the Fund or the Underlying Fund may indicate higher transaction costs and may cause the Fund or the Underlying Fund to incur increased expenses. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example (except costs to the Underlying Fund included as part of Acquired Fund Fees and Expenses), affect the Fund’s performance. From inception (March 31, 2025) to the most recent fiscal year end, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to provide certain pre-determined Outcomes based on the performance of the Underlying Fund for investors who hold Fund shares over a 12-month period (the “Outcome Period”). The Outcomes sought by the Fund are:
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The share price return of the Underlying Fund capped at an approximate upside limit (the “Approximate Cap”), and
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Protection against approximately 100% of the Underlying Fund’s losses (the “Approximate Buffer”) over each Outcome Period.
The Outcomes are intended to be realized only by investors who hold Fund shares at the outset of the Outcome Period and continue to hold the shares through the end of the Outcome Period. Specifically, in order to hold Fund shares for the entirety of an Outcome Period, an investor must buy or continue holding shares at the close on the last trading day of the prior Outcome Period and sell or continue holding the shares at the close on the last trading day of the current Outcome Period. If investors buy Fund shares after the start of the Outcome Period or sell Fund shares before the Outcome Period concludes, they may experience returns that differ significantly from the Outcomes. These include experiencing little or no gains related to the Underlying Fund and little or no protection against losses of the
Underlying Fund. Investors may lose their entire investment, and an investment in the Fund is appropriate only for investors willing to bear those losses. The Fund will be offered indefinitely and is not intended to terminate after one or more Outcome Periods.
The Current Outcome Period
The current Outcome Period started on April 1, 2025 and ends on March 31, 2026. For the current Outcome Period, the Approximate Cap is 8.11% before taking into account any fees or expenses charged to, or transaction costs incurred by, the Fund or the Underlying Fund. When the Fund’s annualized management fee of 0.50% of its average daily net assets is taken into account, the Approximate Cap for the current Outcome Period is reduced to 7.61%. The returns that the Fund seeks to provide do not take into account the costs associated with buying shares of the Underlying Fund and any other expenses incurred by the Fund. Please visit the Fund’s page on www.iShares.com for more information about the potential outcomes of an investment in the Fund during the current Outcome Period, including the remaining Approximate Cap.
The Underlying Fund
The Underlying Fund is the iShares Core S&P 500 ETF (Ticker: IVV). It is an exchange-traded fund (“ETF”) that seeks to track the investment results of the S&P 500 Index (the “Underlying Fund’s Index”), which measures the performance of the large-capitalization sector of the U.S. equity market, as determined by S&P Dow Jones Indices, LLC. The securities in the Underlying Fund’s Index represent a broad range of industries and are weighted based on the float-adjusted market value of their outstanding shares. The components of the Underlying Fund’s Index are likely to change over time. BFA is the investment adviser to the Underlying Fund and receives a management fee from the Underlying Fund.
BFA manages the Underlying Fund using a “representative sampling” indexing strategy. This involves investing in a representative sample of securities that collectively has an
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investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Underlying Fund may or may not hold all of the securities in the Underlying Fund’s Index, which may cause the performance of the Underlying Fund to diverge from that of the Underlying Fund’s Index and produce “tracking error”. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions.
The prospectus and other reports of the Underlying Fund are available at www.sec.gov and www.iShares.com. Shares of the Underlying Fund are listed on NYSE Arca, Inc.
The Fund’s Use of Options
The Fund principally buys shares of the Underlying Fund and customized put options thereon and sells call options that reference the Underlying Fund. The options in which the Fund transacts (typically, equity or index exchange-traded options contracts) are referred to generally as Flexible Exchange Options (“FLEX Options”). The Fund may transact in other exchange-traded options that reference the price performance of the Underlying Fund, the Underlying Fund’s Index, or other ETFs that track the Underlying Fund’s Index.
An options contract is an agreement between a buyer and seller that gives the purchaser of the option the right but not the obligation to buy (in the case of a call option) or sell (in the case of a put option) a particular financial instrument at a specified future date for an agreed-upon price, commonly known as the “strike price”. If the Fund buys a call option, it pays a premium and receives the right, but not the obligation, to purchase shares of the Underlying Fund or other reference asset at a strike price by or on the expiration date. When the Fund buys a put option, it pays a premium and receives the right, but not the obligation, to sell shares of the Underlying Fund or other reference asset at a strike price by or on the expiration date. When the Fund writes (sells) a call option, it receives a premium and gives the purchaser of the option the right to purchase from the Fund shares of the Underlying Fund or other reference asset at a strike price by or on the expiration date. If the Fund writes (sells) a put option, it receives a premium and gives the purchaser of the option the right to sell to the Fund shares of the Underlying Fund or other reference asset at a strike price by or on expiration date.
FLEX Options provide the ability to customize key option contract terms such as strike price, style and expiration date. The options in which the Fund invests are European style, meaning they are exercisable at the strike price only on the expiration date. The Fund typically trades options that expire at or around the end of each Outcome Period.
As an in-the-money option held by the Fund approaches its expiration date, its value typically will increasingly move with the value of its reference asset, such as the Underlying Fund. However, the value of the options may change because of factors other than the value of the reference asset, including interest rate changes, dividends, the actual and perceived volatility of the reference asset, the remaining time until the options expire, limitations established by options exchanges, and trading conditions in the options market, among others. Due to these factors, the value of the options typically does not increase or decrease at the same rate as the Underlying Fund’s share price on a day-to-day basis. As a result, the Fund’s net asset value per share (“NAV”) may not increase or decrease at the same rate as the Underlying Fund’s share price.
Options positions are marked to market daily by the Fund. The value of the options traded by the Fund is determined based upon market quotations or other recognized pricing methods. The options traded by the Fund are listed on an exchange, including the Chicago Board Options Exchange. The options are guaranteed for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees the performance by counterparties to certain derivatives contracts. The OCC may make adjustments to FLEX Options for certain significant events.
Outcomes Targeted by the Fund
For each Outcome Period, the Fund obtains exposure to the share price return of the Underlying Fund by holding shares of the Underlying Fund and futures that reference the price performance of the Underlying Fund’s Index. The Approximate Buffer and Approximate Cap are typically created by trading a combination of put and call options, as described below, at the close of the last trading day of the prior Outcome Period.
Approximate Buffer. The Fund creates the Approximate Buffer by buying a put option with a strike price that is approximately at-the-money relative to the Underlying Fund’s share price. The Approximate Buffer is against approximately 100% of the Underlying Fund’s losses for the applicable Outcome Period; however, there is no guarantee that the Approximate Buffer will succeed in providing the intended protection. The Approximate Buffer is provided prior to taking into account any fees or expenses charged to the Fund. These fees and any expenses will reduce the Approximate Buffer amount for Fund shareholders for an Outcome Period. When the Fund’s annual management fee of 0.50% of the Fund’s daily net assets is taken into account, the net Approximate Buffer for the Outcome Period is 99.5%.
While the Fund seeks to maximize protection against Underlying Fund losses for the applicable Outcome Period, the Fund will reduce the Approximate Buffer below 100% in order to provide an Approximate Cap of at least 2%. For example, if interest rates are low enough that providing protection against approximately 100% of Underlying Fund losses would result in an Approximate Cap of less than 2%, the Fund would decrease the protection such that the Approximate Cap is at least 2%.
Approximate Cap. The Fund creates the Approximate Cap by selling a call option with a higher strike price relative to the Underlying Fund’s share price (the “Cap Option”). The Cap Option’s higher strike price prevents the Fund from realizing the benefit of any increase in the Underlying Fund’s share price above that strike price. The Approximate Cap for each Outcome Period is based on the strike price of the Cap Option for that Outcome Period. The strike price of the Cap Option depends on the market conditions when the option is sold and likely will be different for each Outcome Period, resulting in a different Approximate Cap for each Outcome Period. The Fund uses the premium collected from selling the Cap Option and the expected dividend distributions
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from the Underlying Fund to cover the premium that it pays to buy the options that create the Approximate Buffer.
The Fund’s Approximate Buffer and Approximate Cap (net of the management fee) for the current Outcome Period, along with the Fund’s current position relative to the Outcomes, are available and updated daily on the Fund’s page on www.iShares.com.
Approximately one week prior to the end of each Outcome Period, the Fund expects to file a prospectus supplement that discloses an estimated range (as estimated by BFA) for the Approximate Cap for the Fund’s next Outcome Period. On the last trading day of each Outcome Period, the Fund will trade a new set of options to create the Approximate Buffer and Approximate Cap for the next Outcome Period. After the close of business on the last trading day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s Approximate Cap (gross and net of its management fee) for the next Outcome Period.
Outcome Period
The Outcomes for an Outcome Period apply only to Fund shares that are held over the entire Outcome Period. An investor who purchases Fund shares after the beginning of an Outcome Period or who sells Fund shares before the end of an Outcome Period may not fully realize the Outcomes for the Outcome Period and may be exposed to greater risk of loss and less potential gain. This is because, while the Outcomes are fixed levels that are calculated in relation to the Underlying Fund’s price and the Fund’s NAV at the start of each Outcome Period and generally remain constant throughout the Outcome Period, an investor who transacts in Fund shares during the Outcome Period will likely do so at a price that is different from the Fund’s NAV at the start of the Outcome Period.
For example, if an investor purchases Fund shares during an Outcome Period at a time when the Underlying Fund’s share price has increased from its price at the beginning of the Outcome Period, the investor’s upside limit may be lower than the Approximate Cap and the investor may experience losses prior to reaching the downside protection offered by the Approximate Buffer. Conversely, if an investor purchases Fund shares during an Outcome Period at a time when the Underlying Fund’s share price has decreased from its price at the beginning of the Outcome Period, the Fund may require a larger increase in the Underlying Fund’s share price before it reaches the Approximate Cap.
Fund and Underlying Fund Performance
If there are any inflows, or creation transactions, for the Fund during an Outcome Period, the Fund will typically buy Underlying Fund shares and futures on the Underlying Fund’s Index and seek to enter into the combination of options transactions described above. This will occur even in circumstances where the Fund would receive a negligible premium for selling an out-of-the-money call, which may give up more sizable returns to the extent that the option later becomes in the money.
Because the Fund uses distributions from the Underlying Fund to purchase the downside protection, the Fund’s performance is likely to be less than the Underlying Fund’s performance when (1) distributions are considered and (2) the Underlying Fund’s performance is positive. The Fund may also underperform the
Underlying Fund if the returns of the Underlying Fund exceed the Approximate Cap net of the distributions.
The Fund’s market value and NAV may not correlate with the Underlying Fund and the Underlying Fund’s Index. In periods of extreme market volatility, the Fund’s return may be subject to an upside limit significantly below the Approximate Cap and to significantly less downside protection than the Approximate Buffer. Investors may lose their entire investment, and an investment in the Fund is appropriate only for investors willing to bear those losses.
In order to obtain economic exposure to the Underlying Fund, in lieu of purchasing Underlying Fund shares and futures on the Underlying Fund’s Index for an Outcome Period, the Fund may instead do one or more of the following, among other things:
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purchase call options with a strike price that is very low (approximately 1% or less) relative to the Underlying Fund’s share price on the day of purchase (a “zero strike call”);
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purchase one or more other ETFs that seek to track the Underlying Fund’s Index;
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purchase equity securities (e.g., component securities of the Underlying Fund or the Underlying Fund’s Index) in seeking to track the share price return of the Underlying Fund; or
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invest in U.S. Treasuries, money market funds and/or other cash equivalents and purchase or sell a combination of call and put options that seek to synthesize the economic characteristics of the Underlying Fund.
If the Fund invests in equity securities (other than the Underlying Fund), the Fund’s equity security investments will be primarily in common stocks of companies held by the Underlying Fund that BFA believes will provide a risk/return profile similar to that of the Underlying Fund.
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities or other instruments that provide exposure to securities of large-capitalization companies or that provide for the Approximate Cap or the Approximate Buffer with respect to securities of large-capitalization companies. For purposes of the Fund’s 80% policy, “large-capitalization companies” are those within the range of capitalization of the Underlying Fund’s Index.
The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).
Summary of Principal Risks
The Fund has characteristics unlike those of many traditional products and may not be appropriate for all investors. As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below (either directly or through its investments in the Underlying Fund), any of which may adversely affect the Fund's NAV , trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
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Approximate Buffer Risk. There can be no guarantee that the Fund will be successful in its strategy to provide downside protection against Underlying Fund losses. The Fund does not provide principal protection or non-principal protection, and, despite the Approximate Buffer, an investor may experience significant losses on their investment, including the loss of their entire investment. If an investor purchases Fund shares after an Outcome Period begins or sells Fund shares prior to the end of an Outcome Period, the Approximate Buffer that the Fund seeks to provide may not be available. In periods of extreme market volatility, the Fund’s return may be subject to significantly less downside protection than the Approximate Buffer.
Approximate Cap Risk. The Fund’s strategy seeks to provide returns that are subject to an Approximate Cap, whose level depends on prevailing market conditions (e.g., volatility, interest rates, dividends, and other factors) at the time that the Approximate Cap is set. The Approximate Cap may rise or fall from one Outcome Period to the next, sometimes to a significant extent, and is unlikely to remain the same for consecutive Outcome Periods. If the Underlying Fund experiences gains in excess of the Approximate Cap for an Outcome Period, the Fund will not participate in any gains beyond the Approximate Cap and will underperform the Underlying Fund. In periods of extreme market volatility, the Fund’s return may be significantly below the Approximate Cap.
Options Risk. Investments in options are considered speculative. When the Fund purchases an option, it may lose the total premium paid for it if the price of the underlying security or other reference asset related to the option decreased, remained the same or failed to increase to a level at or beyond the exercise price (in the case of a call option) or increased, remained the same or failed to decrease to a level at or below the exercise price (in the case of a put option). When the Fund sells an option, it may experience a substantial loss if the price of the underlying security or other reference asset increased to a level significantly above the exercise price (in the case of a call option) or decreased to a level significantly below the exercise price (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund.
FLEX Options Risk. FLEX Options are subject to the risk that they may be less liquid than certain other instruments, such as standardized options. In less liquid markets for the FLEX Options, terminating FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for FLEX Options, the liquidation of a large number of options may significantly impact the price of the options and may adversely impact the value of an investment in the Fund. There is also a risk that the Fund will be unable to maintain the proportional relationship based on the number of exchange-traded options in the Fund’s portfolio or that adverse tax law changes will negatively impact the treatment of FLEX Options. Additionally, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of Fund shares, the Fund’s NAV and the share price of the Fund could be negatively impacted.
Risk of Investing in the U.S. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Asset Class Risk. The securities and other assets in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, an index, or other asset classes.
Assets Under Management (AUM) Risk. From time to time, an Authorized Participant (as defined below in Authorized Participant Concentration Risk), a third-party investor, the Fund’s adviser, an affiliate of the Fund’s adviser, or another fund may invest in the Fund and hold its investment for a specific period of time to allow the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Clearing Member Default Risk. Transactions in some types of derivatives, including FLEX Options and futures, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing
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house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for FLEX Options or futures may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the Underlying Fund, the Fund's or the Underlying Fund’s clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Consumer Goods and Services Companies Risk. Consumer goods and services companies face risks related to changes in consumer preferences and disposable income, commodity prices, government regulation, supply chain disruptions, damage to brand or reputation, economic slowdown and labor shortages, among other things.
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
Derivatives Risk. The Fund’s use of derivatives (e.g., futures, forwards, swaps, options) may be riskier than other types of investments and may not have the intended effect on the Fund’s performance. Derivatives can be sensitive to changes in economic and market conditions, and they may increase the Fund’s volatility. The Fund also may experience reduced returns as a result of transaction costs and losses on derivatives positions. There is the risk of imperfect correlation between the value of a derivative and that of the asset underlying the derivative. Derivatives may create investment leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives are subject to the risk of mispricing or improper valuation, particularly if there is not a liquid secondary market for the instrument. Certain derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. The use of derivatives also exposes the Fund to additional operational and legal risks.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Futures Contract Risk. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. Swaps or other derivatives on futures contracts also may be adversely impacted by these risks. The primary risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and that of the underlying asset; (ii) resale restrictions or the lack of a liquid secondary market and the resulting inability to close a futures contract when desired; (iii) losses from unanticipated market movements, which are potentially unlimited; (iv) BFA’s inability to predict correctly the direction of the prices of futures contracts and other financial and economic factors; (v) a counterparty’s default in the performance of its obligations; (vi) the obligation to make daily cash payments to maintain the required margin for the futures contract; and (vii) the possibility that a failure to close a position may result in delivery of an illiquid commodity to the Fund.
As futures contracts approach expiration, they may be “rolled” (i.e., replaced by similar contracts with a later expiration to maintain exposure to the underlying asset), which involves additional risks. In certain market conditions, the sale price of a near-term month contract can be lower than the purchase price of a longer-term contract, resulting in a cost to “roll” the futures contract.
Investment in Underlying Fund Risk. The Fund invests in the Underlying Fund, so the Fund’s investment performance and risks are likely to be directly related to those of the Underlying Fund. The Fund’s NAV will change with changes in the value of the Underlying Fund and other assets that the Fund holds. The shares of the Underlying Fund may trade at a premium or discount to the Underlying Fund’s NAV. Investors in the Fund will indirectly bear the expenses charged by the Underlying Fund, and an investment in the Fund may entail more expenses than a direct investment in the Underlying Fund.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
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Large Shareholder and Large-Scale Redemption Risk. Certain shareholders of the Fund, including an Authorized Participant, a third-party investor, the Fund’s adviser, an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may hold their investment in the Fund for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of Fund shares.
Management Risk. The Fund is subject to management risk, which is the risk that the investment process, techniques, models and/or risk analyses applied by BFA will not produce the desired results. The securities or other assets selected by BFA may result in returns that are inconsistent with the Fund’s investment objective, and the Fund may underperform the market or any relevant benchmark. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to BFA in connection with managing the Fund and may adversely affect the ability of the Fund to achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
Non-Diversification Risk. The Fund is classified as “non-diversified.” This means that, compared with funds that are classified as “diversified,” the Fund may invest a greater percentage of its assets in securities or other instruments representing a small number of issuers or counterparties and thus may be more susceptible to the risks associated with these particular issuers or counterparties. As a result, the Fund's performance may depend to a greater extent on the performance of a small number of issuers or counterparties, which may lead to more volatility in the Fund’s NAV.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Outcome Period Risk. The Approximate Buffer and Approximate Cap for an Outcome Period apply to Fund shares held over the entire Outcome Period. If an investor purchases Fund shares after an Outcome Period begins or sells Fund shares prior to the end of an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Small Fund Risk. When the Fund’s size is small, the Fund may experience low trading volume and wide bid/ask spreads. The Fund’s performance near its inception date may not represent how the Fund will perform in the future or with a larger asset base. In addition, the Fund may face the risk of being delisted if it does not meet certain requirements set by the listing exchange. Any resulting liquidation of the Fund could lead to elevated transaction costs for the Fund and negative tax consequences for its shareholders.
Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gains that it distributes to shareholders, provided that it satisfies certain requirements of the Internal Revenue Code. However, the federal income tax treatment of certain aspects of the Fund’s operations are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code.
To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service (“IRS”) guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the reference asset (i.e., the Underlying Fund) as the issuer of the options. Assuming the reference asset qualifies as a RIC, the Fund could
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count the options as automatically diversified investments under the RIC diversification requirements. The Fund intends to treat any income it may derive from the options as “qualifying income” under the provisions of the Internal Revenue Code applicable to RICs. If the income is not qualifying income or the issuer of the options is not appropriately the reference asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.
Technology Companies Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
Performance Information
As of the date of this Prospectus, the Fund does not have a full calendar year of performance information to report.
Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Erin Armstrong, Orlando Montalvo, and Kyle McClements (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Armstrong, Mr. Montalvo, and Mr. McClements have been Portfolio Managers of the Fund since 2025.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account (“IRA”), in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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iSHARES® LARGE CAP MAX BUFFER JUN ETF
Ticker: MAXJStock Exchange: Cboe BZX
As described in this prospectus, the iShares Large Cap Max Buffer Jun ETF (the “Fund”) seeks to provide the following pre-determined outcomes (the “Outcomes”) for an investment that is held for an entire Outcome Period: (1) exposure to the share price return of the Underlying Fund up to the Approximate Cap, and (2) downside protection against approximately 100% of Underlying Fund losses through an Approximate Buffer. Please see below for the definitions of key terms.
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Underlying Fund: iShares Core S&P 500 ETF
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Underlying Fund’s Index: S&P 500 Index
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Outcome Period: July 1 through June 30
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Approximate Cap: The approximate upside limit on the share price return of the Underlying Fund during the Outcome Period, which will reset at the start of each Outcome Period
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Approximate Buffer: The downside protection, as sought by the Fund, for approximately 100% of Underlying Fund losses if the Fund is held for the entire Outcome Period
The Fund has characteristics unlike those of many investment products and may not be appropriate for all investors. The Outcomes sought by the Fund’s strategy are not guaranteed.
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The Approximate Cap and the Approximate Buffer may not operate as anticipated, and investors may lose some or all their money.
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The Outcomes apply only to shares that are held for an entire Outcome Period.
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An investor who buys Fund shares after the start of an Outcome Period or sells Fund shares before the end of an Outcome Period may not fully realize the Approximate Cap or the Approximate Buffer and may be exposed to greater risk of loss.
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The Approximate Buffer is provided prior to taking into account any fees or expenses charged to the Fund or shareholder transaction fees. These fees and any expenses will reduce the Approximate Buffer amount for Fund shareholders for an Outcome Period.
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The Approximate Cap will likely change for each Outcome Period and will be announced at the start of each Outcome Period.
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Visit the Fund’s page on www.iShares.com for information about the start date and end date of the current Outcome Period, the Approximate Cap for the current Outcome Period and the potential outcomes of an investment in the Fund, including the remaining Approximate Cap and remaining Approximate Buffer.
Investment Objective
The iShares Large Cap Max Buffer Jun ETF (the “Fund”) seeks to track the share price return of the iShares Core S&P 500 ETF (the “Underlying Fund”) up to an approximate upside limit, while seeking to maximize the downside protection against price declines of the Underlying Fund over an approximate 12-month period beginning at the end of each June.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund's pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the Fund's total return but is not included in the Fund's ratio of expenses to average net assets. Both figures are shown in the Financial Highlights section of the Fund's prospectus (the “Prospectus”). BFA, the investment adviser to the Fund, has contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other funds advised by BFA or its affiliates, through November 30, 2029. The contractual waiver may be terminated prior to November 30, 2029 only upon written agreement of the Trust and BFA.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
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Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
0.50%	None	0.00%	0.03%	0.53%	0.03%	0.50%

1
Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$51	$160	$283	$652
Portfolio Turnover. The Fund or the Underlying Fund may pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate for the Fund or the Underlying Fund may indicate higher transaction costs and may cause the Fund or the Underlying Fund to incur increased expenses. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example (except costs to the Underlying Fund included as part of Acquired Fund Fees and Expenses), affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to provide certain pre-determined Outcomes based on the performance of the Underlying Fund for investors who hold Fund shares over a 12-month period (the “Outcome Period”). The Outcomes sought by the Fund are:
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The share price return of the Underlying Fund capped at an approximate upside limit (the “Approximate Cap”), and
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Protection against approximately 100% of the Underlying Fund’s losses (the “Approximate Buffer”) over each Outcome Period.
The Outcomes are intended to be realized only by investors who hold Fund shares at the outset of the Outcome Period and continue to hold the shares through the end of the Outcome Period. Specifically, in order to hold Fund shares for the entirety of an Outcome Period, an investor must buy or continue holding shares at the close on the last trading day of the prior Outcome Period and sell or continue holding the shares at the close on the last trading day of the current Outcome Period. If investors buy Fund shares after the start of the Outcome Period or sell Fund shares before the Outcome Period concludes, they may experience returns that differ significantly from the Outcomes. These include experiencing little or no gains related to the Underlying Fund and little or no protection against losses of the Underlying Fund. Investors may lose their entire investment, and an investment in the Fund is appropriate only for investors willing to bear those losses. The Fund will be offered indefinitely and is not intended to terminate after one or more Outcome Periods.
The Current Outcome Period
The current Outcome Period started on July 1, 2025 and ends on June 30, 2026. For the current Outcome Period, the Approximate Cap is 7.56% before taking into account any fees or expenses charged to, or transaction costs incurred by, the Fund or the Underlying Fund. When the Fund’s annualized management fee of 0.50% of its average daily net assets is taken into account, the Approximate Cap for the current Outcome Period is reduced to 7.06%. The returns that the Fund seeks to provide do not take into account the costs associated with buying shares of the Underlying Fund and any other expenses incurred by the Fund. Please visit the Fund’s page on www.iShares.com for more information about the potential outcomes of an investment in the Fund during the current Outcome Period, including the remaining Approximate Cap.
The Underlying Fund
The Underlying Fund is the iShares Core S&P 500 ETF (Ticker: IVV). It is an exchange-traded fund (“ETF”) that seeks to track the investment results of the S&P 500 Index (the “Underlying Fund’s Index”), which measures the performance of the large-capitalization sector of the U.S. equity market, as determined by S&P Dow Jones Indices, LLC. The securities in the Underlying Fund’s Index represent a broad range of industries and are weighted based on the float-adjusted market value of their outstanding shares. The components of the Underlying Fund’s Index are likely to change over time. BFA is the investment adviser to the Underlying Fund and receives a management fee from the Underlying Fund.
BFA manages the Underlying Fund using a “representative sampling” indexing strategy. This involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental
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characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Underlying Fund may or may not hold all of the securities in the Underlying Fund’s Index, which may cause the performance of the Underlying Fund to diverge from that of the Underlying Fund’s Index and produce “tracking error”. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions.
The prospectus and other reports of the Underlying Fund are available at www.sec.gov and www.iShares.com. Shares of the Underlying Fund are listed on NYSE Arca, Inc.
The Fund’s Use of Options
The Fund principally buys shares of the Underlying Fund and customized put options thereon and sells call options that reference the Underlying Fund. The options in which the Fund transacts (typically, equity or index exchange-traded options contracts) are referred to generally as Flexible Exchange Options (“FLEX Options”). The Fund may transact in other exchange-traded options that reference the price performance of the Underlying Fund, the Underlying Fund’s Index, or other ETFs that track the Underlying Fund’s Index.
An options contract is an agreement between a buyer and seller that gives the purchaser of the option the right but not the obligation to buy (in the case of a call option) or sell (in the case of a put option) a particular financial instrument at a specified future date for an agreed-upon price, commonly known as the “strike price”. If the Fund buys a call option, it pays a premium and receives the right, but not the obligation, to purchase shares of the Underlying Fund or other reference asset at a strike price by or on the expiration date. When the Fund buys a put option, it pays a premium and receives the right, but not the obligation, to sell shares of the Underlying Fund or other reference asset at a strike price by or on the expiration date. When the Fund writes (sells) a call option, it receives a premium and gives the purchaser of the option the right to purchase from the Fund shares of the Underlying Fund or other reference asset at a strike price by or on the expiration date. If the Fund writes (sells) a put option, it receives a premium and gives the purchaser of the option the right to sell to the Fund shares of the Underlying Fund or other reference asset at a strike price by or on expiration date.
FLEX Options provide the ability to customize key option contract terms such as strike price, style and expiration date. The options in which the Fund invests are European style, meaning they are exercisable at the strike price only on the expiration date. The Fund typically trades options that expire at or around the end of each Outcome Period.
As an in-the-money option held by the Fund approaches its expiration date, its value typically will increasingly move with the value of its reference asset, such as the Underlying Fund. However, the value of the options may change because of factors other than the value of the reference asset, including interest rate changes, dividends, the actual and perceived volatility of the reference asset, the remaining time until the options expire, limitations established by options exchanges, and trading conditions in the options market, among others. Due to these factors, the value of the options typically does not increase or decrease at the same rate as the Underlying Fund’s share price on a day-to-day basis. As a result, the Fund’s net asset value per share (“NAV”) may not increase or decrease at the same rate as the Underlying Fund’s share price.
Options positions are marked to market daily by the Fund. The value of the options traded by the Fund is determined based upon market quotations or other recognized pricing methods. The options traded by the Fund are listed on an exchange, including the Chicago Board Options Exchange. The options are guaranteed for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees the performance by counterparties to certain derivatives contracts. The OCC may make adjustments to FLEX Options for certain significant events.
Outcomes Targeted by the Fund
For each Outcome Period, the Fund obtains exposure to the share price return of the Underlying Fund by holding shares of the Underlying Fund and futures that reference the price performance of the Underlying Fund’s Index. The Approximate Buffer and Approximate Cap are typically created by trading a combination of put and call options, as described below, at the close of the last trading day of the prior Outcome Period.
Approximate Buffer. The Fund creates the Approximate Buffer by buying a put option with a strike price that is approximately at-the-money relative to the Underlying Fund’s share price. The Approximate Buffer is against approximately 100% of the Underlying Fund’s losses for the applicable Outcome Period; however, there is no guarantee that the Approximate Buffer will succeed in providing the intended protection. The Approximate Buffer is provided prior to taking into account any fees or expenses charged to the Fund. These fees and any expenses will reduce the Approximate Buffer amount for Fund shareholders for an Outcome Period. When the Fund’s annual management fee of 0.50% of the Fund’s daily net assets is taken into account, the net Approximate Buffer for the Outcome Period is 99.5%.
While the Fund seeks to maximize protection against Underlying Fund losses for the applicable Outcome Period, the Fund will reduce the Approximate Buffer below 100% in order to provide an Approximate Cap of at least 2%. For example, if interest rates are low enough that providing protection against approximately 100% of Underlying Fund losses would result in an Approximate Cap of less than 2%, the Fund would decrease the protection such that the Approximate Cap is at least 2%.
Approximate Cap. The Fund creates the Approximate Cap by selling a call option with a higher strike price relative to the Underlying Fund’s share price (the “Cap Option”). The Cap Option’s higher strike price prevents the Fund from realizing the benefit of any increase in the Underlying Fund’s share price above that strike price. The Approximate Cap for each Outcome Period is based on the strike price of the Cap Option for that Outcome Period. The strike price of the Cap Option depends on the market conditions when the option is sold and likely will be different for each Outcome Period, resulting in a different Approximate Cap for each Outcome Period. The Fund uses the premium collected from selling the Cap Option and the expected dividend distributions from the Underlying Fund to cover the premium that it pays to buy the options that create the Approximate Buffer.
The Fund’s Approximate Buffer and Approximate Cap (net of the management fee) for the current Outcome Period, along with the
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Fund’s current position relative to the Outcomes, are available and updated daily on the Fund’s page on www.iShares.com.
Approximately one week prior to the end of each Outcome Period, the Fund expects to file a prospectus supplement that discloses an estimated range (as estimated by BFA) for the Approximate Cap for the Fund’s next Outcome Period. On the last trading day of each Outcome Period, the Fund will trade a new set of options to create the Approximate Buffer and Approximate Cap for the next Outcome Period. After the close of business on the last trading day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s Approximate Cap (gross and net of its management fee) for the next Outcome Period.
Outcome Period
The Outcomes for an Outcome Period apply only to Fund shares that are held over the entire Outcome Period. An investor who purchases Fund shares after the beginning of an Outcome Period or who sells Fund shares before the end of an Outcome Period may not fully realize the Outcomes for the Outcome Period and may be exposed to greater risk of loss and less potential gain. This is because, while the Outcomes are fixed levels that are calculated in relation to the Underlying Fund’s price and the Fund’s NAV at the start of each Outcome Period and generally remain constant throughout the Outcome Period, an investor who transacts in Fund shares during the Outcome Period will likely do so at a price that is different from the Fund’s NAV at the start of the Outcome Period.
For example, if an investor purchases Fund shares during an Outcome Period at a time when the Underlying Fund’s share price has increased from its price at the beginning of the Outcome Period, the investor’s upside limit may be lower than the Approximate Cap and the investor may experience losses prior to reaching the downside protection offered by the Approximate Buffer. Conversely, if an investor purchases Fund shares during an Outcome Period at a time when the Underlying Fund’s share price has decreased from its price at the beginning of the Outcome Period, the Fund may require a larger increase in the Underlying Fund’s share price before it reaches the Approximate Cap.
Fund and Underlying Fund Performance
If there are any inflows, or creation transactions, for the Fund during an Outcome Period, the Fund will typically buy Underlying Fund shares and futures on the Underlying Fund’s Index and seek to enter into the combination of options transactions described above. This will occur even in circumstances where the Fund would receive a negligible premium for selling an out-of-the-money call, which may give up more sizable returns to the extent that the option later becomes in the money.
Because the Fund uses distributions from the Underlying Fund to purchase the downside protection, the Fund’s performance is likely to be less than the Underlying Fund’s performance when (1) distributions are considered and (2) the Underlying Fund’s performance is positive. The Fund may also underperform the Underlying Fund if the returns of the Underlying Fund exceed the Approximate Cap net of the distributions.
The Fund’s market value and NAV may not correlate with the Underlying Fund and the Underlying Fund’s Index. In periods of extreme market volatility, the Fund’s return may be subject to an upside limit significantly below the Approximate Cap and to significantly less downside protection than the Approximate Buffer. Investors may lose their entire investment, and an investment in the Fund is appropriate only for investors willing to bear those losses.
In order to obtain economic exposure to the Underlying Fund, in lieu of purchasing Underlying Fund shares and futures on the Underlying Fund’s Index for an Outcome Period, the Fund may instead do one or more of the following, among other things:
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purchase call options with a strike price that is very low (approximately 1% or less) relative to the Underlying Fund’s share price on the day of purchase (a “zero strike call”);
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purchase one or more other ETFs that seek to track the Underlying Fund’s Index;
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purchase equity securities (e.g., component securities of the Underlying Fund or the Underlying Fund’s Index) in seeking to track the share price return of the Underlying Fund; or
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invest in U.S. Treasuries, money market funds and/or other cash equivalents and purchase or sell a combination of call and put options that seek to synthesize the economic characteristics of the Underlying Fund.
If the Fund invests in equity securities (other than the Underlying Fund), the Fund’s equity security investments will be primarily in common stocks of companies held by the Underlying Fund that BFA believes will provide a risk/return profile similar to that of the Underlying Fund.
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities or other instruments that provide exposure to securities of large-capitalization companies or that provide for the Approximate Cap or the Approximate Buffer with respect to securities of large-capitalization companies. For purposes of the Fund’s 80% policy, “large-capitalization companies” are those within the range of capitalization of the Underlying Fund’s Index.
The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).
Summary of Principal Risks
The Fund has characteristics unlike those of many traditional products and may not be appropriate for all investors. As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below (either directly or through its investments in the Underlying Fund), any of which may adversely affect the Fund's NAV , trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Approximate Buffer Risk. There can be no guarantee that the Fund will be successful in its strategy to provide downside protection against Underlying Fund losses. The Fund does not provide principal protection or non-principal protection, and, despite the Approximate Buffer, an investor may experience significant losses on their investment, including the loss of their
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entire investment. If an investor purchases Fund shares after an Outcome Period begins or sells Fund shares prior to the end of an Outcome Period, the Approximate Buffer that the Fund seeks to provide may not be available. In periods of extreme market volatility, the Fund’s return may be subject to significantly less downside protection than the Approximate Buffer.
Approximate Cap Risk. The Fund’s strategy seeks to provide returns that are subject to an Approximate Cap, whose level depends on prevailing market conditions (e.g., volatility, interest rates, dividends, and other factors) at the time that the Approximate Cap is set. The Approximate Cap may rise or fall from one Outcome Period to the next, sometimes to a significant extent, and is unlikely to remain the same for consecutive Outcome Periods. If the Underlying Fund experiences gains in excess of the Approximate Cap for an Outcome Period, the Fund will not participate in any gains beyond the Approximate Cap and will underperform the Underlying Fund. In periods of extreme market volatility, the Fund’s return may be significantly below the Approximate Cap.
Options Risk. Investments in options are considered speculative. When the Fund purchases an option, it may lose the total premium paid for it if the price of the underlying security or other reference asset related to the option decreased, remained the same or failed to increase to a level at or beyond the exercise price (in the case of a call option) or increased, remained the same or failed to decrease to a level at or below the exercise price (in the case of a put option). When the Fund sells an option, it may experience a substantial loss if the price of the underlying security or other reference asset increased to a level significantly above the exercise price (in the case of a call option) or decreased to a level significantly below the exercise price (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund.
FLEX Options Risk. FLEX Options are subject to the risk that they may be less liquid than certain other instruments, such as standardized options. In less liquid markets for the FLEX Options, terminating FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for FLEX Options, the liquidation of a large number of options may significantly impact the price of the options and may adversely impact the value of an investment in the Fund. There is also a risk that the Fund will be unable to maintain the proportional relationship based on the number of exchange-traded options in the Fund’s portfolio or that adverse tax law changes will negatively impact the treatment of FLEX Options. Additionally, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of Fund shares, the Fund’s NAV and the share price of the Fund could be negatively impacted.
Risk of Investing in the U.S. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Asset Class Risk. The securities and other assets in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, an index, or other asset classes.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Clearing Member Default Risk. Transactions in some types of derivatives, including FLEX Options and futures, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for FLEX Options or futures may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the Underlying Fund, the Fund's or the Underlying Fund’s clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering
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only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Consumer Goods and Services Companies Risk. Consumer goods and services companies face risks related to changes in consumer preferences and disposable income, commodity prices, government regulation, supply chain disruptions, damage to brand or reputation, economic slowdown and labor shortages, among other things.
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
Derivatives Risk. The Fund’s use of derivatives (e.g., futures, forwards, swaps, options) may be riskier than other types of investments and may not have the intended effect on the Fund’s performance. Derivatives can be sensitive to changes in economic and market conditions, and they may increase the Fund’s volatility. The Fund also may experience reduced returns as a result of transaction costs and losses on derivatives positions. There is the risk of imperfect correlation between the value of a derivative and that of the asset underlying the derivative. Derivatives may create investment leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives are subject to the risk of mispricing or improper valuation, particularly if there is not a liquid secondary market for the instrument. Certain derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. The use of derivatives also exposes the Fund to additional operational and legal risks.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Futures Contract Risk. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. Swaps or other derivatives on futures contracts also may be adversely impacted by these risks. The primary risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and that of the underlying asset; (ii) resale restrictions or the lack of a liquid secondary market and the resulting inability to close a futures contract when desired; (iii) losses from unanticipated market movements, which are potentially unlimited; (iv) BFA’s inability to predict correctly the direction of the prices of futures contracts and other financial and economic factors; (v) a counterparty’s default in the performance of its obligations; (vi) the obligation to make daily cash payments to maintain the required margin for the futures contract; and (vii) the possibility that a failure to close a position may result in delivery of an illiquid commodity to the Fund.
As futures contracts approach expiration, they may be “rolled” (i.e., replaced by similar contracts with a later expiration to maintain exposure to the underlying asset), which involves additional risks. In certain market conditions, the sale price of a near-term month contract can be lower than the purchase price of a longer-term contract, resulting in a cost to “roll” the futures contract.
Investment in Underlying Fund Risk. The Fund invests in the Underlying Fund, so the Fund’s investment performance and risks are likely to be directly related to those of the Underlying Fund. The Fund’s NAV will change with changes in the value of the Underlying Fund and other assets that the Fund holds. The shares of the Underlying Fund may trade at a premium or discount to the Underlying Fund’s NAV. Investors in the Fund will indirectly bear the expenses charged by the Underlying Fund, and an investment in the Fund may entail more expenses than a direct investment in the Underlying Fund.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders of the Fund, including an Authorized Participant, a third-party investor, the Fund’s adviser, an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may hold their investment in the Fund for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may
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hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of Fund shares.
Management Risk. The Fund is subject to management risk, which is the risk that the investment process, techniques, models and/or risk analyses applied by BFA will not produce the desired results. The securities or other assets selected by BFA may result in returns that are inconsistent with the Fund’s investment objective, and the Fund may underperform the market or any relevant benchmark. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to BFA in connection with managing the Fund and may adversely affect the ability of the Fund to achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
Non-Diversification Risk. The Fund is classified as “non-diversified.” This means that, compared with funds that are classified as “diversified,” the Fund may invest a greater percentage of its assets in securities or other instruments representing a small number of issuers or counterparties and thus may be more susceptible to the risks associated with these particular issuers or counterparties. As a result, the Fund's performance may depend to a greater extent on the performance of a small number of issuers or counterparties, which may lead to more volatility in the Fund’s NAV.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Outcome Period Risk. The Approximate Buffer and Approximate Cap for an Outcome Period apply to Fund shares held over the entire Outcome Period. If an investor purchases Fund shares after an Outcome Period begins or sells Fund shares prior to the end of an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gains that it distributes to shareholders, provided that it satisfies certain requirements of the Internal Revenue Code. However, the federal income tax treatment of certain aspects of the Fund’s operations are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code.
To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service (“IRS”) guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the reference asset (i.e., the Underlying Fund) as the issuer of the options. Assuming the reference asset qualifies as a RIC, the Fund could count the options as automatically diversified investments under the RIC diversification requirements. The Fund intends to treat any income it may derive from the options as “qualifying income” under the provisions of the Internal Revenue Code applicable to RICs. If the income is not qualifying income or the issuer of the options is not appropriately the reference asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.
Technology Companies Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
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Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
Performance Information
As of the date of this Prospectus, the Fund does not have a full calendar year of performance information to report.
Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Erin Armstrong, Orlando Montalvo, and Kyle McClements (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Armstrong, Mr. Montalvo, and Mr. McClements have been Portfolio Managers of the Fund since 2025.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer.
Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account (“IRA”), in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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iSHARES® LARGE CAP MAX BUFFER SEP ETF
Ticker: SMAXStock Exchange: Cboe BZX
As described in this prospectus, the iShares Large Cap Max Buffer Sep ETF (the “Fund”) seeks to provide the following pre-determined outcomes (the “Outcomes”) for an investment that is held for an entire Outcome Period: (1) exposure to the share price return of the Underlying Fund up to the Approximate Cap, and (2) downside protection against approximately 100% of Underlying Fund losses through an Approximate Buffer. Please see below for the definitions of key terms.
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Underlying Fund: iShares Core S&P 500 ETF
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Underlying Fund’s Index: S&P 500 Index
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Outcome Period: October 1 through September 30
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Approximate Cap: The approximate upside limit on the share price return of the Underlying Fund during the Outcome Period, which will reset at the start of each Outcome Period
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Approximate Buffer: The downside protection, as sought by the Fund, for approximately 100% of Underlying Fund losses if the Fund is held for the entire Outcome Period
The Fund has characteristics unlike those of many investment products and may not be appropriate for all investors. The Outcomes sought by the Fund’s strategy are not guaranteed.
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The Approximate Cap and the Approximate Buffer may not operate as anticipated, and investors may lose some or all their money.
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The Outcomes apply only to shares that are held for an entire Outcome Period.
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An investor who buys Fund shares after the start of an Outcome Period or sells Fund shares before the end of an Outcome Period may not fully realize the Approximate Cap or the Approximate Buffer and may be exposed to greater risk of loss.
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The Approximate Buffer is provided prior to taking into account any fees or expenses charged to the Fund or shareholder transaction fees. These fees and any expenses will reduce the Approximate Buffer amount for Fund shareholders for an Outcome Period.
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The Approximate Cap will likely change for each Outcome Period and will be announced at the start of each Outcome Period.
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Visit the Fund’s page on www.iShares.com for information about the start date and end date of the current Outcome Period, the Approximate Cap for the current Outcome Period and the potential outcomes of an investment in the Fund, including the remaining Approximate Cap and remaining Approximate Buffer.
Investment Objective
The iShares Large Cap Max Buffer Sep ETF (the “Fund”) seeks to track the share price return of the iShares Core S&P 500 ETF (the “Underlying Fund”) up to an approximate upside limit, while seeking to maximize the downside protection against price declines of the Underlying Fund over an approximate 12-month period beginning at the end of each September.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund's pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the Fund's total return but is not included in the Fund's ratio of expenses to average net assets. Both figures are shown in the Financial Highlights section of the Fund's prospectus (the “Prospectus”). BFA, the investment adviser to the Fund, has contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other funds advised by BFA or its affiliates, through November 30, 2029. The contractual waiver may be terminated prior to November 30, 2029 only upon written agreement of the Trust and BFA.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
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Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
0.50%	None	0.00%	0.03%	0.53%	0.03%	0.50%

1
Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$51	$160	$283	$652
Portfolio Turnover. The Fund or the Underlying Fund may pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate for the Fund or the Underlying Fund may indicate higher transaction costs and may cause the Fund or the Underlying Fund to incur increased expenses. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example (except costs to the Underlying Fund included as part of Acquired Fund Fees and Expenses), affect the Fund’s performance. From inception (September 30, 2024) to the most recent fiscal year end, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to provide certain pre-determined Outcomes based on the performance of the Underlying Fund for investors who hold Fund shares over a 12-month period (the “Outcome Period”). The Outcomes sought by the Fund are:
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The share price return of the Underlying Fund capped at an approximate upside limit (the “Approximate Cap”), and
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Protection against approximately 100% of the Underlying Fund’s losses (the “Approximate Buffer”) over each Outcome Period.
The Outcomes are intended to be realized only by investors who hold Fund shares at the outset of the Outcome Period and continue to hold the shares through the end of the Outcome Period. Specifically, in order to hold Fund shares for the entirety of an Outcome Period, an investor must buy or continue holding shares at the close on the last trading day of the prior Outcome Period and sell or continue holding the shares at the close on the last trading day of the current Outcome Period. If investors buy Fund shares after the start of the Outcome Period or sell Fund shares before the Outcome Period concludes, they may experience returns that differ significantly from the Outcomes. These include experiencing little or no gains related to the Underlying Fund and little or no protection against losses of the Underlying Fund. Investors may lose their entire investment, and an investment in the Fund is appropriate only for investors willing to bear those losses. The Fund will be offered indefinitely and is not intended to terminate after one or more Outcome Periods.
The Current Outcome Period
The current Outcome Period started on October 1, 2025 and ends on September 30, 2026. For the current Outcome Period, the Approximate Cap is 7.80% before taking into account any fees or expenses charged to, or transaction costs incurred by, the Fund or the Underlying Fund. When the Fund’s annualized management fee of 0.50% of its average daily net assets is taken into account, the Approximate Cap for the current Outcome Period is reduced to 7.30%. The returns that the Fund seeks to provide do not take into account the costs associated with buying shares of the Underlying Fund and any other expenses incurred by the Fund. Please visit the Fund’s page on www.iShares.com for more information about the potential outcomes of an investment in the Fund during the current Outcome Period, including the remaining Approximate Cap.
The Underlying Fund
The Underlying Fund is the iShares Core S&P 500 ETF (Ticker: IVV). It is an exchange-traded fund (“ETF”) that seeks to track the investment results of the S&P 500 Index (the “Underlying Fund’s Index”), which measures the performance of the large-capitalization sector of the U.S. equity market, as determined by S&P Dow Jones Indices, LLC. The securities in the Underlying Fund’s Index represent a broad range of industries and are weighted based on the float-adjusted market value of their outstanding shares. The components of the Underlying Fund’s Index are likely to change over time. BFA is the investment adviser to the Underlying Fund and receives a management fee from the Underlying Fund.
BFA manages the Underlying Fund using a “representative sampling” indexing strategy. This involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as
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market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Underlying Fund may or may not hold all of the securities in the Underlying Fund’s Index, which may cause the performance of the Underlying Fund to diverge from that of the Underlying Fund’s Index and produce “tracking error”. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions.
The prospectus and other reports of the Underlying Fund are available at www.sec.gov and www.iShares.com. Shares of the Underlying Fund are listed on NYSE Arca, Inc.
The Fund’s Use of Options
The Fund principally buys shares of the Underlying Fund and customized put options thereon and sells call options that reference the Underlying Fund. The options in which the Fund transacts (typically, equity or index exchange-traded options contracts) are referred to generally as Flexible Exchange Options (“FLEX Options”). The Fund may transact in other exchange-traded options that reference the price performance of the Underlying Fund, the Underlying Fund’s Index, or other ETFs that track the Underlying Fund’s Index.
An options contract is an agreement between a buyer and seller that gives the purchaser of the option the right but not the obligation to buy (in the case of a call option) or sell (in the case of a put option) a particular financial instrument at a specified future date for an agreed-upon price, commonly known as the “strike price”. If the Fund buys a call option, it pays a premium and receives the right, but not the obligation, to purchase shares of the Underlying Fund or other reference asset at a strike price by or on the expiration date. When the Fund buys a put option, it pays a premium and receives the right, but not the obligation, to sell shares of the Underlying Fund or other reference asset at a strike price by or on the expiration date. When the Fund writes (sells) a call option, it receives a premium and gives the purchaser of the option the right to purchase from the Fund shares of the Underlying Fund or other reference asset at a strike price by or on the expiration date. If the Fund writes (sells) a put option, it receives a premium and gives the purchaser of the option the right to sell to the Fund shares of the Underlying Fund or other reference asset at a strike price by or on expiration date.
FLEX Options provide the ability to customize key option contract terms such as strike price, style and expiration date. The options in which the Fund invests are European style, meaning they are exercisable at the strike price only on the expiration date. The Fund typically trades options that expire at or around the end of each Outcome Period.
As an in-the-money option held by the Fund approaches its expiration date, its value typically will increasingly move with the value of its reference asset, such as the Underlying Fund. However, the value of the options may change because of factors other than the value of the reference asset, including interest rate changes, dividends, the actual and perceived volatility of the reference asset, the remaining time until the options expire, limitations established by options exchanges, and trading conditions in the options market, among others. Due to these factors, the value of the options typically does not increase or decrease at the same rate as the Underlying Fund’s share price on a day-to-day basis. As a result, the Fund’s net asset value per share (“NAV”) may not increase or decrease at the same rate as the Underlying Fund’s share price.
Options positions are marked to market daily by the Fund. The value of the options traded by the Fund is determined based upon market quotations or other recognized pricing methods. The options traded by the Fund are listed on an exchange, including the Chicago Board Options Exchange. The options are guaranteed for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees the performance by counterparties to certain derivatives contracts. The OCC may make adjustments to FLEX Options for certain significant events.
Outcomes Targeted by the Fund
For each Outcome Period, the Fund obtains exposure to the share price return of the Underlying Fund by holding shares of the Underlying Fund and futures that reference the price performance of the Underlying Fund’s Index. The Approximate Buffer and Approximate Cap are typically created by trading a combination of put and call options, as described below, at the close of the last trading day of the prior Outcome Period.
Approximate Buffer. The Fund creates the Approximate Buffer by buying a put option with a strike price that is approximately at-the-money relative to the Underlying Fund’s share price. The Approximate Buffer is against approximately 100% of the Underlying Fund’s losses for the applicable Outcome Period; however, there is no guarantee that the Approximate Buffer will succeed in providing the intended protection. The Approximate Buffer is provided prior to taking into account any fees or expenses charged to the Fund. These fees and any expenses will reduce the Approximate Buffer amount for Fund shareholders for an Outcome Period. When the Fund’s annual management fee of 0.50% of the Fund’s daily net assets is taken into account, the net Approximate Buffer for the Outcome Period is 99.5%.
While the Fund seeks to maximize protection against Underlying Fund losses for the applicable Outcome Period, the Fund will reduce the Approximate Buffer below 100% in order to provide an Approximate Cap of at least 2%. For example, if interest rates are low enough that providing protection against approximately 100% of Underlying Fund losses would result in an Approximate Cap of less than 2%, the Fund would decrease the protection such that the Approximate Cap is at least 2%.
Approximate Cap. The Fund creates the Approximate Cap by selling a call option with a higher strike price relative to the Underlying Fund’s share price (the “Cap Option”). The Cap Option’s higher strike price prevents the Fund from realizing the benefit of any increase in the Underlying Fund’s share price above that strike price. The Approximate Cap for each Outcome Period is based on the strike price of the Cap Option for that Outcome Period. The strike price of the Cap Option depends on the market conditions when the option is sold and likely will be different for each Outcome Period, resulting in a different Approximate Cap for each Outcome Period. The Fund uses the premium collected from selling the Cap Option and the expected dividend distributions from the Underlying Fund to cover the premium that it pays to buy the options that create the Approximate Buffer.
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The Fund’s Approximate Buffer and Approximate Cap (net of the management fee) for the current Outcome Period, along with the Fund’s current position relative to the Outcomes, are available and updated daily on the Fund’s page on www.iShares.com.
Approximately one week prior to the end of each Outcome Period, the Fund expects to file a prospectus supplement that discloses an estimated range (as estimated by BFA) for the Approximate Cap for the Fund’s next Outcome Period. On the last trading day of each Outcome Period, the Fund will trade a new set of options to create the Approximate Buffer and Approximate Cap for the next Outcome Period. After the close of business on the last trading day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s Approximate Cap (gross and net of its management fee) for the next Outcome Period.
Outcome Period
The Outcomes for an Outcome Period apply only to Fund shares that are held over the entire Outcome Period. An investor who purchases Fund shares after the beginning of an Outcome Period or who sells Fund shares before the end of an Outcome Period may not fully realize the Outcomes for the Outcome Period and may be exposed to greater risk of loss and less potential gain. This is because, while the Outcomes are fixed levels that are calculated in relation to the Underlying Fund’s price and the Fund’s NAV at the start of each Outcome Period and generally remain constant throughout the Outcome Period, an investor who transacts in Fund shares during the Outcome Period will likely do so at a price that is different from the Fund’s NAV at the start of the Outcome Period.
For example, if an investor purchases Fund shares during an Outcome Period at a time when the Underlying Fund’s share price has increased from its price at the beginning of the Outcome Period, the investor’s upside limit may be lower than the Approximate Cap and the investor may experience losses prior to reaching the downside protection offered by the Approximate Buffer. Conversely, if an investor purchases Fund shares during an Outcome Period at a time when the Underlying Fund’s share price has decreased from its price at the beginning of the Outcome Period, the Fund may require a larger increase in the Underlying Fund’s share price before it reaches the Approximate Cap.
Fund and Underlying Fund Performance
If there are any inflows, or creation transactions, for the Fund during an Outcome Period, the Fund will typically buy Underlying Fund shares and futures on the Underlying Fund’s Index and seek to enter into the combination of options transactions described above. This will occur even in circumstances where the Fund would receive a negligible premium for selling an out-of-the-money call, which may give up more sizable returns to the extent that the option later becomes in the money.
Because the Fund uses distributions from the Underlying Fund to purchase the downside protection, the Fund’s performance is likely to be less than the Underlying Fund’s performance when (1) distributions are considered and (2) the Underlying Fund’s performance is positive. The Fund may also underperform the Underlying Fund if the returns of the Underlying Fund exceed the Approximate Cap net of the distributions.
The Fund’s market value and NAV may not correlate with the Underlying Fund and the Underlying Fund’s Index. In periods of extreme market volatility, the Fund’s return may be subject to an upside limit significantly below the Approximate Cap and to significantly less downside protection than the Approximate Buffer. Investors may lose their entire investment, and an investment in the Fund is appropriate only for investors willing to bear those losses.
In order to obtain economic exposure to the Underlying Fund, in lieu of purchasing Underlying Fund shares and futures on the Underlying Fund’s Index for an Outcome Period, the Fund may instead do one or more of the following, among other things:
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purchase call options with a strike price that is very low (approximately 1% or less) relative to the Underlying Fund’s share price on the day of purchase (a “zero strike call”);
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purchase one or more other ETFs that seek to track the Underlying Fund’s Index;
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purchase equity securities (e.g., component securities of the Underlying Fund or the Underlying Fund’s Index) in seeking to track the share price return of the Underlying Fund; or
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invest in U.S. Treasuries, money market funds and/or other cash equivalents and purchase or sell a combination of call and put options that seek to synthesize the economic characteristics of the Underlying Fund.
If the Fund invests in equity securities (other than the Underlying Fund), the Fund’s equity security investments will be primarily in common stocks of companies held by the Underlying Fund that BFA believes will provide a risk/return profile similar to that of the Underlying Fund.
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities or other instruments that provide exposure to securities of large-capitalization companies or that provide for the Approximate Cap or the Approximate Buffer with respect to securities of large-capitalization companies. For purposes of the Fund’s 80% policy, “large-capitalization companies” are those within the range of capitalization of the Underlying Fund’s Index.
The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).
Summary of Principal Risks
The Fund has characteristics unlike those of many traditional products and may not be appropriate for all investors. As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below (either directly or through its investments in the Underlying Fund), any of which may adversely affect the Fund's NAV , trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Approximate Buffer Risk. There can be no guarantee that the Fund will be successful in its strategy to provide downside protection against Underlying Fund losses. The Fund does not
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provide principal protection or non-principal protection, and, despite the Approximate Buffer, an investor may experience significant losses on their investment, including the loss of their entire investment. If an investor purchases Fund shares after an Outcome Period begins or sells Fund shares prior to the end of an Outcome Period, the Approximate Buffer that the Fund seeks to provide may not be available. In periods of extreme market volatility, the Fund’s return may be subject to significantly less downside protection than the Approximate Buffer.
Approximate Cap Risk. The Fund’s strategy seeks to provide returns that are subject to an Approximate Cap, whose level depends on prevailing market conditions (e.g., volatility, interest rates, dividends, and other factors) at the time that the Approximate Cap is set. The Approximate Cap may rise or fall from one Outcome Period to the next, sometimes to a significant extent, and is unlikely to remain the same for consecutive Outcome Periods. If the Underlying Fund experiences gains in excess of the Approximate Cap for an Outcome Period, the Fund will not participate in any gains beyond the Approximate Cap and will underperform the Underlying Fund. In periods of extreme market volatility, the Fund’s return may be significantly below the Approximate Cap.
Options Risk. Investments in options are considered speculative. When the Fund purchases an option, it may lose the total premium paid for it if the price of the underlying security or other reference asset related to the option decreased, remained the same or failed to increase to a level at or beyond the exercise price (in the case of a call option) or increased, remained the same or failed to decrease to a level at or below the exercise price (in the case of a put option). When the Fund sells an option, it may experience a substantial loss if the price of the underlying security or other reference asset increased to a level significantly above the exercise price (in the case of a call option) or decreased to a level significantly below the exercise price (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund.
FLEX Options Risk. FLEX Options are subject to the risk that they may be less liquid than certain other instruments, such as standardized options. In less liquid markets for the FLEX Options, terminating FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for FLEX Options, the liquidation of a large number of options may significantly impact the price of the options and may adversely impact the value of an investment in the Fund. There is also a risk that the Fund will be unable to maintain the proportional relationship based on the number of exchange-traded options in the Fund’s portfolio or that adverse tax law changes will negatively impact the treatment of FLEX Options. Additionally, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of Fund shares, the Fund’s NAV and the share price of the Fund could be negatively impacted.
Risk of Investing in the U.S. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the
U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Asset Class Risk. The securities and other assets in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, an index, or other asset classes.
Assets Under Management (AUM) Risk. From time to time, an Authorized Participant (as defined below in Authorized Participant Concentration Risk), a third-party investor, the Fund’s adviser, an affiliate of the Fund’s adviser, or another fund may invest in the Fund and hold its investment for a specific period of time to allow the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Clearing Member Default Risk. Transactions in some types of derivatives, including FLEX Options and futures, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will
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make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for FLEX Options or futures may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the Underlying Fund, the Fund's or the Underlying Fund’s clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Consumer Goods and Services Companies Risk. Consumer goods and services companies face risks related to changes in consumer preferences and disposable income, commodity prices, government regulation, supply chain disruptions, damage to brand or reputation, economic slowdown and labor shortages, among other things.
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
Derivatives Risk. The Fund’s use of derivatives (e.g., futures, forwards, swaps, options) may be riskier than other types of investments and may not have the intended effect on the Fund’s performance. Derivatives can be sensitive to changes in economic and market conditions, and they may increase the Fund’s volatility. The Fund also may experience reduced returns as a result of transaction costs and losses on derivatives positions. There is the risk of imperfect correlation between the value of a derivative and that of the asset underlying the derivative. Derivatives may create investment leverage, which could result in losses that significantly exceed the Fund’s original investment.
Derivatives are subject to the risk of mispricing or improper valuation, particularly if there is not a liquid secondary market for the instrument. Certain derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. The use of derivatives also exposes the Fund to additional operational and legal risks.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Futures Contract Risk. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. Swaps or other derivatives on futures contracts also may be adversely impacted by these risks. The primary risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and that of the underlying asset; (ii) resale restrictions or the lack of a liquid secondary market and the resulting inability to close a futures contract when desired; (iii) losses from unanticipated market movements, which are potentially unlimited; (iv) BFA’s inability to predict correctly the direction of the prices of futures contracts and other financial and economic factors; (v) a counterparty’s default in the performance of its obligations; (vi) the obligation to make daily cash payments to maintain the required margin for the futures contract; and (vii) the possibility that a failure to close a position may result in delivery of an illiquid commodity to the Fund.
As futures contracts approach expiration, they may be “rolled” (i.e., replaced by similar contracts with a later expiration to maintain exposure to the underlying asset), which involves additional risks. In certain market conditions, the sale price of a near-term month contract can be lower than the purchase price of a longer-term contract, resulting in a cost to “roll” the futures contract.
Investment in Underlying Fund Risk. The Fund invests in the Underlying Fund, so the Fund’s investment performance and risks are likely to be directly related to those of the Underlying Fund. The Fund’s NAV will change with changes in the value of the Underlying Fund and other assets that the Fund holds. The shares of the Underlying Fund may trade at a premium or discount to the Underlying Fund’s NAV. Investors in the Fund will indirectly bear the expenses charged by the Underlying Fund, and an investment in the Fund may entail more expenses than a direct investment in the Underlying Fund.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders of the Fund, including an Authorized Participant, a
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third-party investor, the Fund’s adviser, an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may hold their investment in the Fund for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of Fund shares.
Management Risk. The Fund is subject to management risk, which is the risk that the investment process, techniques, models and/or risk analyses applied by BFA will not produce the desired results. The securities or other assets selected by BFA may result in returns that are inconsistent with the Fund’s investment objective, and the Fund may underperform the market or any relevant benchmark. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to BFA in connection with managing the Fund and may adversely affect the ability of the Fund to achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
Non-Diversification Risk. The Fund is classified as “non-diversified.” This means that, compared with funds that are classified as “diversified,” the Fund may invest a greater percentage of its assets in securities or other instruments representing a small number of issuers or counterparties and thus may be more susceptible to the risks associated with these particular issuers or counterparties. As a result, the Fund's performance may depend to a greater extent on the performance of a small number of issuers or counterparties, which may lead to more volatility in the Fund’s NAV.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Outcome Period Risk. The Approximate Buffer and Approximate Cap for an Outcome Period apply to Fund shares held over the entire Outcome Period. If an investor purchases Fund shares after an Outcome Period begins or sells Fund shares prior to the end of an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gains that it distributes to shareholders, provided that it satisfies certain requirements of the Internal Revenue Code. However, the federal income tax treatment of certain aspects of the Fund’s operations are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code.
To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service (“IRS”) guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the reference asset (i.e., the Underlying Fund) as the issuer of the options. Assuming the reference asset qualifies as a RIC, the Fund could count the options as automatically diversified investments under the RIC diversification requirements. The Fund intends to treat any income it may derive from the options as “qualifying income” under the provisions of the Internal Revenue Code applicable to RICs. If the income is not qualifying income or the issuer of the options is not appropriately the reference asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.
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Technology Companies Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
Performance Information
As of the date of this Prospectus, the Fund does not have a full calendar year of performance information to report.
Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Erin Armstrong, Orlando Montalvo, and Kyle McClements (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Armstrong, Mr. Montalvo, and Mr. McClements have been Portfolio Managers of the Fund since 2025.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account (“IRA”), in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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iSHARES® LARGE CAP MAX BUFFER DEC ETF
Ticker: DMAXStock Exchange: Cboe BZX
As described in this prospectus, the iShares Large Cap Max Buffer Dec ETF (the “Fund”) seeks to provide the following pre-determined outcomes (the “Outcomes”) for an investment that is held for an entire Outcome Period: (1) exposure to the share price return of the Underlying Fund up to the Approximate Cap, and (2) downside protection against approximately 100% of Underlying Fund losses through an Approximate Buffer. Please see below for the definitions of key terms.
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Underlying Fund: iShares Core S&P 500 ETF
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Underlying Fund’s Index: S&P 500 Index
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Outcome Period: January 1 through December 31
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Approximate Cap: The approximate upside limit on the share price return of the Underlying Fund during the Outcome Period, which will reset at the start of each Outcome Period
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Approximate Buffer: The downside protection, as sought by the Fund, for approximately 100% of Underlying Fund losses if the Fund is held for the entire Outcome Period
The Fund has characteristics unlike those of many investment products and may not be appropriate for all investors. The Outcomes sought by the Fund’s strategy are not guaranteed.
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The Approximate Cap and the Approximate Buffer may not operate as anticipated, and investors may lose some or all their money.
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The Outcomes apply only to shares that are held for an entire Outcome Period.
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An investor who buys Fund shares after the start of an Outcome Period or sells Fund shares before the end of an Outcome Period may not fully realize the Approximate Cap or the Approximate Buffer and may be exposed to greater risk of loss.
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The Approximate Buffer is provided prior to taking into account any fees or expenses charged to the Fund or shareholder transaction fees. These fees and any expenses will reduce the Approximate Buffer amount for Fund shareholders for an Outcome Period.
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The Approximate Cap will likely change for each Outcome Period and will be announced at the start of each Outcome Period.
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Visit the Fund’s page on www.iShares.com for information about the start date and end date of the current Outcome Period, the Approximate Cap for the current Outcome Period and the potential outcomes of an investment in the Fund, including the remaining Approximate Cap and remaining Approximate Buffer.
Investment Objective
The iShares Large Cap Max Buffer Dec ETF (the “Fund”) seeks to track the share price return of the iShares Core S&P 500 ETF (the “Underlying Fund”) up to an approximate upside limit, while seeking to maximize the downside protection against price declines of the Underlying Fund over an approximate 12-month period beginning at the end of each December.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund's pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the Fund's total return but is not included in the Fund's ratio of expenses to average net assets. Both figures are shown in the Financial Highlights section of the Fund's prospectus (the “Prospectus”). BFA, the investment adviser to the Fund, has contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other funds advised by BFA or its affiliates, through November 30, 2029. The contractual waiver may be terminated prior to November 30, 2029 only upon written agreement of the Trust and BFA.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
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Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
0.50%	None	0.00%	0.03%	0.53%	0.03%	0.50%

1
Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$51	$160	$283	$652
Portfolio Turnover. The Fund or the Underlying Fund may pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate for the Fund or the Underlying Fund may indicate higher transaction costs and may cause the Fund or the Underlying Fund to incur increased expenses. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example (except costs to the Underlying Fund included as part of Acquired Fund Fees and Expenses), affect the Fund’s performance. From inception (December 31, 2024) to the most recent fiscal year end, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to provide certain pre-determined Outcomes based on the performance of the Underlying Fund for investors who hold Fund shares over a 12-month period (the “Outcome Period”). The Outcomes sought by the Fund are:
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The share price return of the Underlying Fund capped at an approximate upside limit (the “Approximate Cap”), and
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Protection against approximately 100% of the Underlying Fund’s losses (the “Approximate Buffer”) over each Outcome Period.
The Outcomes are intended to be realized only by investors who hold Fund shares at the outset of the Outcome Period and continue to hold the shares through the end of the Outcome Period. Specifically, in order to hold Fund shares for the entirety of an Outcome Period, an investor must buy or continue holding shares at the close on the last trading day of the prior Outcome Period and sell or continue holding the shares at the close on the last trading day of the current Outcome Period. If investors buy Fund shares after the start of the Outcome Period or sell Fund shares before the Outcome Period concludes, they may experience returns that differ significantly from the Outcomes. These include experiencing little or no gains related to the Underlying Fund and little or no protection against losses of the Underlying Fund. Investors may lose their entire investment, and an investment in the Fund is appropriate only for investors willing to bear those losses. The Fund will be offered indefinitely and is not intended to terminate after one or more Outcome Periods.
The Current Outcome Period
The current Outcome Period started on January 1, 2025 and ends on December 31, 2025. For the current Outcome Period, the Approximate Cap is 108.40% before taking into account any fees or expenses charged to, or transaction costs incurred by, the Fund or the Underlying Fund. When the Fund’s annualized management fee of 0.50% of its average daily net assets is taken into account, the Approximate Cap for the current Outcome Period is reduced to 107.90%. The returns that the Fund seeks to provide do not take into account the costs associated with buying shares of the Underlying Fund and any other expenses incurred by the Fund. Please visit the Fund’s page on www.iShares.com for more information about the potential outcomes of an investment in the Fund during the current Outcome Period, including the remaining Approximate Cap.
The Underlying Fund
The Underlying Fund is the iShares Core S&P 500 ETF (Ticker: IVV). It is an exchange-traded fund (“ETF”) that seeks to track the investment results of the S&P 500 Index (the “Underlying Fund’s Index”), which measures the performance of the large-capitalization sector of the U.S. equity market, as determined by S&P Dow Jones Indices, LLC. The securities in the Underlying Fund’s Index represent a broad range of industries and are weighted based on the float-adjusted market value of their outstanding shares. The components of the Underlying Fund’s Index are likely to change over time. BFA is the investment adviser to the Underlying Fund and receives a management fee from the Underlying Fund.
BFA manages the Underlying Fund using a “representative sampling” indexing strategy. This involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as
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market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Underlying Fund may or may not hold all of the securities in the Underlying Fund’s Index, which may cause the performance of the Underlying Fund to diverge from that of the Underlying Fund’s Index and produce “tracking error”. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions.
The prospectus and other reports of the Underlying Fund are available at www.sec.gov and www.iShares.com. Shares of the Underlying Fund are listed on NYSE Arca, Inc.
The Fund’s Use of Options
The Fund principally buys shares of the Underlying Fund and customized put options thereon and sells call options that reference the Underlying Fund. The options in which the Fund transacts (typically, equity or index exchange-traded options contracts) are referred to generally as Flexible Exchange Options (“FLEX Options”). The Fund may transact in other exchange-traded options that reference the price performance of the Underlying Fund, the Underlying Fund’s Index, or other ETFs that track the Underlying Fund’s Index.
An options contract is an agreement between a buyer and seller that gives the purchaser of the option the right but not the obligation to buy (in the case of a call option) or sell (in the case of a put option) a particular financial instrument at a specified future date for an agreed-upon price, commonly known as the “strike price”. If the Fund buys a call option, it pays a premium and receives the right, but not the obligation, to purchase shares of the Underlying Fund or other reference asset at a strike price by or on the expiration date. When the Fund buys a put option, it pays a premium and receives the right, but not the obligation, to sell shares of the Underlying Fund or other reference asset at a strike price by or on the expiration date. When the Fund writes (sells) a call option, it receives a premium and gives the purchaser of the option the right to purchase from the Fund shares of the Underlying Fund or other reference asset at a strike price by or on the expiration date. If the Fund writes (sells) a put option, it receives a premium and gives the purchaser of the option the right to sell to the Fund shares of the Underlying Fund or other reference asset at a strike price by or on expiration date.
FLEX Options provide the ability to customize key option contract terms such as strike price, style and expiration date. The options in which the Fund invests are European style, meaning they are exercisable at the strike price only on the expiration date. The Fund typically trades options that expire at or around the end of each Outcome Period.
As an in-the-money option held by the Fund approaches its expiration date, its value typically will increasingly move with the value of its reference asset, such as the Underlying Fund. However, the value of the options may change because of factors other than the value of the reference asset, including interest rate changes, dividends, the actual and perceived volatility of the reference asset, the remaining time until the options expire, limitations established by options exchanges, and trading conditions in the options market, among others. Due to these factors, the value of the options typically does not increase or decrease at the same rate as the Underlying Fund’s share price on a day-to-day basis. As a result, the Fund’s net asset value per share (“NAV”) may not increase or decrease at the same rate as the Underlying Fund’s share price.
Options positions are marked to market daily by the Fund. The value of the options traded by the Fund is determined based upon market quotations or other recognized pricing methods. The options traded by the Fund are listed on an exchange, including the Chicago Board Options Exchange. The options are guaranteed for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees the performance by counterparties to certain derivatives contracts. The OCC may make adjustments to FLEX Options for certain significant events.
Outcomes Targeted by the Fund
For each Outcome Period, the Fund obtains exposure to the share price return of the Underlying Fund by holding shares of the Underlying Fund and futures that reference the price performance of the Underlying Fund’s Index. The Approximate Buffer and Approximate Cap are typically created by trading a combination of put and call options, as described below, at the close of the last trading day of the prior Outcome Period.
Approximate Buffer. The Fund creates the Approximate Buffer by buying a put option with a strike price that is approximately at-the-money relative to the Underlying Fund’s share price. The Approximate Buffer is against approximately 100% of the Underlying Fund’s losses for the applicable Outcome Period; however, there is no guarantee that the Approximate Buffer will succeed in providing the intended protection. The Approximate Buffer is provided prior to taking into account any fees or expenses charged to the Fund. These fees and any expenses will reduce the Approximate Buffer amount for Fund shareholders for an Outcome Period. When the Fund’s annual management fee of 0.50% of the Fund’s daily net assets is taken into account, the net Approximate Buffer for the Outcome Period is 99.5%.
While the Fund seeks to maximize protection against Underlying Fund losses for the applicable Outcome Period, the Fund will reduce the Approximate Buffer below 100% in order to provide an Approximate Cap of at least 2%. For example, if interest rates are low enough that providing protection against approximately 100% of Underlying Fund losses would result in an Approximate Cap of less than 2%, the Fund would decrease the protection such that the Approximate Cap is at least 2%.
Approximate Cap. The Fund creates the Approximate Cap by selling a call option with a higher strike price relative to the Underlying Fund’s share price (the “Cap Option”). The Cap Option’s higher strike price prevents the Fund from realizing the benefit of any increase in the Underlying Fund’s share price above that strike price. The Approximate Cap for each Outcome Period is based on the strike price of the Cap Option for that Outcome Period. The strike price of the Cap Option depends on the market conditions when the option is sold and likely will be different for each Outcome Period, resulting in a different Approximate Cap for each Outcome Period. The Fund uses the premium collected from selling the Cap Option and the expected dividend distributions from the Underlying Fund to cover the premium that it pays to buy the options that create the Approximate Buffer.
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The Fund’s Approximate Buffer and Approximate Cap (net of the management fee) for the current Outcome Period, along with the Fund’s current position relative to the Outcomes, are available and updated daily on the Fund’s page on www.iShares.com.
Approximately one week prior to the end of each Outcome Period, the Fund expects to file a prospectus supplement that discloses an estimated range (as estimated by BFA) for the Approximate Cap for the Fund’s next Outcome Period. On the last trading day of each Outcome Period, the Fund will trade a new set of options to create the Approximate Buffer and Approximate Cap for the next Outcome Period. After the close of business on the last trading day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s Approximate Cap (gross and net of its management fee) for the next Outcome Period.
Outcome Period
The Outcomes for an Outcome Period apply only to Fund shares that are held over the entire Outcome Period. An investor who purchases Fund shares after the beginning of an Outcome Period or who sells Fund shares before the end of an Outcome Period may not fully realize the Outcomes for the Outcome Period and may be exposed to greater risk of loss and less potential gain. This is because, while the Outcomes are fixed levels that are calculated in relation to the Underlying Fund’s price and the Fund’s NAV at the start of each Outcome Period and generally remain constant throughout the Outcome Period, an investor who transacts in Fund shares during the Outcome Period will likely do so at a price that is different from the Fund’s NAV at the start of the Outcome Period.
For example, if an investor purchases Fund shares during an Outcome Period at a time when the Underlying Fund’s share price has increased from its price at the beginning of the Outcome Period, the investor’s upside limit may be lower than the Approximate Cap and the investor may experience losses prior to reaching the downside protection offered by the Approximate Buffer. Conversely, if an investor purchases Fund shares during an Outcome Period at a time when the Underlying Fund’s share price has decreased from its price at the beginning of the Outcome Period, the Fund may require a larger increase in the Underlying Fund’s share price before it reaches the Approximate Cap.
Fund and Underlying Fund Performance
If there are any inflows, or creation transactions, for the Fund during an Outcome Period, the Fund will typically buy Underlying Fund shares and futures on the Underlying Fund’s Index and seek to enter into the combination of options transactions described above. This will occur even in circumstances where the Fund would receive a negligible premium for selling an out-of-the-money call, which may give up more sizable returns to the extent that the option later becomes in the money.
Because the Fund uses distributions from the Underlying Fund to purchase the downside protection, the Fund’s performance is likely to be less than the Underlying Fund’s performance when (1) distributions are considered and (2) the Underlying Fund’s performance is positive. The Fund may also underperform the Underlying Fund if the returns of the Underlying Fund exceed the Approximate Cap net of the distributions.
The Fund’s market value and NAV may not correlate with the Underlying Fund and the Underlying Fund’s Index. In periods of extreme market volatility, the Fund’s return may be subject to an upside limit significantly below the Approximate Cap and to significantly less downside protection than the Approximate Buffer. Investors may lose their entire investment, and an investment in the Fund is appropriate only for investors willing to bear those losses.
In order to obtain economic exposure to the Underlying Fund, in lieu of purchasing Underlying Fund shares and futures on the Underlying Fund’s Index for an Outcome Period, the Fund may instead do one or more of the following, among other things:
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purchase call options with a strike price that is very low (approximately 1% or less) relative to the Underlying Fund’s share price on the day of purchase (a “zero strike call”);
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purchase one or more other ETFs that seek to track the Underlying Fund’s Index;
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purchase equity securities (e.g., component securities of the Underlying Fund or the Underlying Fund’s Index) in seeking to track the share price return of the Underlying Fund; or
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invest in U.S. Treasuries, money market funds and/or other cash equivalents and purchase or sell a combination of call and put options that seek to synthesize the economic characteristics of the Underlying Fund.
If the Fund invests in equity securities (other than the Underlying Fund), the Fund’s equity security investments will be primarily in common stocks of companies held by the Underlying Fund that BFA believes will provide a risk/return profile similar to that of the Underlying Fund.
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities or other instruments that provide exposure to securities of large-capitalization companies or that provide for the Approximate Cap or the Approximate Buffer with respect to securities of large-capitalization companies. For purposes of the Fund’s 80% policy, “large-capitalization companies” are those within the range of capitalization of the Underlying Fund’s Index.
The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).
Summary of Principal Risks
The Fund has characteristics unlike those of many traditional products and may not be appropriate for all investors. As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below (either directly or through its investments in the Underlying Fund), any of which may adversely affect the Fund's NAV , trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Approximate Buffer Risk. There can be no guarantee that the Fund will be successful in its strategy to provide downside protection against Underlying Fund losses. The Fund does not
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provide principal protection or non-principal protection, and, despite the Approximate Buffer, an investor may experience significant losses on their investment, including the loss of their entire investment. If an investor purchases Fund shares after an Outcome Period begins or sells Fund shares prior to the end of an Outcome Period, the Approximate Buffer that the Fund seeks to provide may not be available. In periods of extreme market volatility, the Fund’s return may be subject to significantly less downside protection than the Approximate Buffer.
Approximate Cap Risk. The Fund’s strategy seeks to provide returns that are subject to an Approximate Cap, whose level depends on prevailing market conditions (e.g., volatility, interest rates, dividends, and other factors) at the time that the Approximate Cap is set. The Approximate Cap may rise or fall from one Outcome Period to the next, sometimes to a significant extent, and is unlikely to remain the same for consecutive Outcome Periods. If the Underlying Fund experiences gains in excess of the Approximate Cap for an Outcome Period, the Fund will not participate in any gains beyond the Approximate Cap and will underperform the Underlying Fund. In periods of extreme market volatility, the Fund’s return may be significantly below the Approximate Cap.
Options Risk. Investments in options are considered speculative. When the Fund purchases an option, it may lose the total premium paid for it if the price of the underlying security or other reference asset related to the option decreased, remained the same or failed to increase to a level at or beyond the exercise price (in the case of a call option) or increased, remained the same or failed to decrease to a level at or below the exercise price (in the case of a put option). When the Fund sells an option, it may experience a substantial loss if the price of the underlying security or other reference asset increased to a level significantly above the exercise price (in the case of a call option) or decreased to a level significantly below the exercise price (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund.
FLEX Options Risk. FLEX Options are subject to the risk that they may be less liquid than certain other instruments, such as standardized options. In less liquid markets for the FLEX Options, terminating FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for FLEX Options, the liquidation of a large number of options may significantly impact the price of the options and may adversely impact the value of an investment in the Fund. There is also a risk that the Fund will be unable to maintain the proportional relationship based on the number of exchange-traded options in the Fund’s portfolio or that adverse tax law changes will negatively impact the treatment of FLEX Options. Additionally, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of Fund shares, the Fund’s NAV and the share price of the Fund could be negatively impacted.
Risk of Investing in the U.S. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the
U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Asset Class Risk. The securities and other assets in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, an index, or other asset classes.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Clearing Member Default Risk. Transactions in some types of derivatives, including FLEX Options and futures, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for FLEX Options or futures may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of
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their clients’ obligations to the Underlying Fund, the Fund's or the Underlying Fund’s clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Consumer Goods and Services Companies Risk. Consumer goods and services companies face risks related to changes in consumer preferences and disposable income, commodity prices, government regulation, supply chain disruptions, damage to brand or reputation, economic slowdown and labor shortages, among other things.
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
Derivatives Risk. The Fund’s use of derivatives (e.g., futures, forwards, swaps, options) may be riskier than other types of investments and may not have the intended effect on the Fund’s performance. Derivatives can be sensitive to changes in economic and market conditions, and they may increase the Fund’s volatility. The Fund also may experience reduced returns as a result of transaction costs and losses on derivatives positions. There is the risk of imperfect correlation between the value of a derivative and that of the asset underlying the derivative. Derivatives may create investment leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives are subject to the risk of mispricing or improper valuation, particularly if there is not a liquid secondary market for the instrument. Certain derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. The use of derivatives also exposes the Fund to additional operational and legal risks.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Futures Contract Risk. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. Swaps or other derivatives on futures contracts also may be adversely impacted by these risks. The primary risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and that of the underlying asset; (ii) resale restrictions or the lack of a liquid secondary market and the resulting inability to close a futures contract when desired; (iii) losses from unanticipated market movements, which are potentially unlimited; (iv) BFA’s inability to predict correctly the direction of the prices of futures contracts and other financial and economic factors; (v) a counterparty’s default in the performance of its obligations; (vi) the obligation to make daily cash payments to maintain the required margin for the futures contract; and (vii) the possibility that a failure to close a position may result in delivery of an illiquid commodity to the Fund.
As futures contracts approach expiration, they may be “rolled” (i.e., replaced by similar contracts with a later expiration to maintain exposure to the underlying asset), which involves additional risks. In certain market conditions, the sale price of a near-term month contract can be lower than the purchase price of a longer-term contract, resulting in a cost to “roll” the futures contract.
Investment in Underlying Fund Risk. The Fund invests in the Underlying Fund, so the Fund’s investment performance and risks are likely to be directly related to those of the Underlying Fund. The Fund’s NAV will change with changes in the value of the Underlying Fund and other assets that the Fund holds. The shares of the Underlying Fund may trade at a premium or discount to the Underlying Fund’s NAV. Investors in the Fund will indirectly bear the expenses charged by the Underlying Fund, and an investment in the Fund may entail more expenses than a direct investment in the Underlying Fund.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders of the Fund, including an Authorized Participant, a third-party investor, the Fund’s adviser, an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may hold their investment in the Fund for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain
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circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of Fund shares.
Management Risk. The Fund is subject to management risk, which is the risk that the investment process, techniques, models and/or risk analyses applied by BFA will not produce the desired results. The securities or other assets selected by BFA may result in returns that are inconsistent with the Fund’s investment objective, and the Fund may underperform the market or any relevant benchmark. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to BFA in connection with managing the Fund and may adversely affect the ability of the Fund to achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
Non-Diversification Risk. The Fund is classified as “non-diversified.” This means that, compared with funds that are classified as “diversified,” the Fund may invest a greater percentage of its assets in securities or other instruments representing a small number of issuers or counterparties and thus may be more susceptible to the risks associated with these particular issuers or counterparties. As a result, the Fund's performance may depend to a greater extent on the performance of a small number of issuers or counterparties, which may lead to more volatility in the Fund’s NAV.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Outcome Period Risk. The Approximate Buffer and Approximate Cap for an Outcome Period apply to Fund shares held over the entire Outcome Period. If an investor purchases Fund shares after an Outcome Period begins or sells Fund shares prior to the end of an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gains that it distributes to shareholders, provided that it satisfies certain requirements of the Internal Revenue Code. However, the federal income tax treatment of certain aspects of the Fund’s operations are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code.
To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service (“IRS”) guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the reference asset (i.e., the Underlying Fund) as the issuer of the options. Assuming the reference asset qualifies as a RIC, the Fund could count the options as automatically diversified investments under the RIC diversification requirements. The Fund intends to treat any income it may derive from the options as “qualifying income” under the provisions of the Internal Revenue Code applicable to RICs. If the income is not qualifying income or the issuer of the options is not appropriately the reference asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.
Technology Companies Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face
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increased government scrutiny and may be subject to adverse government or legal action.
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
Performance Information
As of the date of this Prospectus, the Fund does not have a full calendar year of performance information to report.
Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Erin Armstrong, Orlando Montalvo, and Kyle McClements (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Armstrong, Mr. Montalvo, and Mr. McClements have been Portfolio Managers of the Fund since 2025.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer.
Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account (“IRA”), in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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More Information About the Funds
This Prospectus contains important information about investing in the Funds listed below. Please read this Prospectus carefully before you make any investment decisions. Additional information regarding the Funds as well as other funds that are series of iShares Trust, iShares U.S. ETF Trust or iShares, Inc. (each, a “Fund”) is available at www.iShares.com.
Each Fund’s investment objective may be changed without shareholder approval. Each Fund does not seek to replicate the performance of a specified index.

Fund	Investment Objective
iShares Large Cap Accelerated Outcome ETF[1]
The iShares Large Cap Accelerated Outcome ETF seeks to provide approximately twice the positive share price return of the Underlying Fund, up to an approximate upside limit, while seeking to approximately track the negative share price return of the Underlying Fund, over each full calendar quarter.

iShares Large Cap Max Buffer Mar ETF
The iShares Large Cap Max Buffer Mar ETF seeks to track the share price return of the iShares Core S&P
500 ETF (the “Underlying Fund”) up to an approximate upside limit, while seeking to maximize the downside protection against price declines of the Underlying Fund over an approximate 12-month period beginning at the end of each March.

iShares Large Cap Max Buffer Jun ETF
The iShares Large Cap Max Buffer Jun ETF seeks to track the share price return of the iShares Core S&P
500 ETF (the “Underlying Fund”) up to an approximate upside limit, while seeking to maximize the downside protection against price declines of the Underlying Fund over an approximate 12-month period beginning at the end of each June.

iShares Large Cap Max Buffer Sep ETF
The iShares Large Cap Max Buffer Sep ETF seeks to track the share price return of the iShares Core S&P
500 ETF (the “Underlying Fund”) up to an approximate upside limit, while seeking to maximize the downside protection against price declines of the Underlying Fund over an approximate 12-month period beginning at the end of each September.

iShares Large Cap Max Buffer Dec ETF
The iShares Large Cap Max Buffer Dec ETF seeks to track the share price return of the iShares Core S&P
500 ETF (the “Underlying Fund”) up to an approximate upside limit, while seeking to maximize the downside protection against price declines of the Underlying Fund over an approximate 12-month period beginning at the end of each December.

1 On April 17, 2025, the name of the Fund changed from the iShares Large Cap Accelerated ETF to the iShares Large Cap Accelerated Outcome ETF.
ETFs are funds that trade like other publicly traded securities. Shares of each Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day. The market price for a share of a Fund may be different from the Fund’s most recent NAV.
Each Fund invests in a particular segment of the markets for securities and other instruments (as applicable) and is designed to be used as part of broader asset allocation strategies. Accordingly, an investment in a Fund should not constitute a complete investment program. An investment in a Fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, BFA or any of BFA’s affiliates.
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Additional Information About the Funds' Risks
Each Fund is subject to various risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Each Fund discloses its portfolio holdings daily at www.iShares.com. You could lose all or part of your investment in a Fund, which could underperform other investments. The table below identifies the principal and other (non-principal) risks that apply to each Fund. A Fund that invests in an Underlying Fund also may be indirectly exposed to these risks through such investment. A description of each risk is provided after the table.

	iShares Large Cap Accelerated Outcome ETF	iShares Large Cap Max Buffer Mar ETF	iShares Large Cap Max Buffer Jun ETF	iShares Large Cap Max Buffer Sep ETF	iShares Large Cap Max Buffer Dec ETF
✓ Principal Risk | • Other Risk
Accelerated Return Risk	✓
Approximate Buffer Risk		✓	✓	✓	✓
Approximate Cap Risk	✓	✓	✓	✓	✓
Asset Class Risk	✓	✓	✓	✓	✓
Assets Under Management (AUM) Risk	✓	✓		✓
Authorized Participant Concentration Risk	✓	✓	✓	✓	✓
Clearing Member Default Risk	✓	✓	✓	✓	✓
Close-Out Risk for Qualified Financial Contracts	•	•	•	•	•
Communications Companies Risk	•	•	•	•	•
Concentration Risk	✓	✓	✓	✓	✓
Consumer Goods and Services Companies Risk	✓	✓	✓	✓	✓
Counterparty Risk	✓	✓	✓	✓	✓
Derivatives Risk	✓	✓	✓	✓	✓
Equity Securities Risk	✓	✓	✓	✓	✓
Financial Companies Risk	•	•	•	•	•
Futures Contract Risk	✓	✓	✓	✓	✓
Geographic and Security Risks	•	•	•	•	•
Healthcare Companies Risk	•	•	•	•	•
Illiquid Investments Risk	•	•	•	•	•
Industrial Companies Risk	•	•	•	•	•
Investment in Underlying Fund Risk	✓	✓	✓	✓	✓
Issuer Risk	✓	✓	✓	✓	✓
Large-Capitalization Companies Risk	✓	✓	✓	✓	✓
Large Shareholder and Large-Scale Redemption Risk	✓	✓	✓	✓	✓
Management Risk	✓	✓	✓	✓	✓
Market Risk	✓	✓	✓	✓	✓
Market Trading Risk	✓	✓	✓	✓	✓
Non-Diversification Risk	✓	✓	✓	✓	✓
Operational and Technology Risks	✓	✓	✓	✓	✓
Options Risk	✓	✓	✓	✓	✓
Outcome Period Risk	✓	✓	✓	✓	✓
Ownership Limitations Risk	•	•	•	•	•
Risk of Investing in the U.S.	✓	✓	✓	✓	✓
Securities Lending Risk		✓	✓	✓	✓
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	iShares Large Cap Accelerated Outcome ETF	iShares Large Cap Max Buffer Mar ETF	iShares Large Cap Max Buffer Jun ETF	iShares Large Cap Max Buffer Sep ETF	iShares Large Cap Max Buffer Dec ETF
✓ Principal Risk | • Other Risk
Small Fund Risk	✓	✓
Tax Risk	✓	✓	✓	✓	✓
Technology Companies Risk	✓	✓	✓	✓	✓
Valuation Risk	✓	✓	✓	✓	✓
Accelerated Return Risk. For a Fund that seeks to provide a return that is greater than the positive share price return, if any, of an Underlying Fund, there can be no guarantee that the Fund will be successful in its strategy. If an investor purchases Fund shares after the beginning of an Outcome Period or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.
Approximate Buffer Risk. For a Fund that seeks to provide downside protection against Underlying Fund losses, there can be no guarantee that the Fund will be successful in this strategy. Such a Fund does not provide principal protection or non-principal protection, and, despite the Approximate Buffer, an investor may experience significant losses on their investment, including the loss of their entire investment. If an investor purchases Fund shares after an Outcome Period begins or sells Fund shares prior to the end of an Outcome Period, the Approximate Buffer that a Fund seeks to provide may not be available. In periods of extreme market volatility, a Fund’s return may be subject to significantly less downside protection than the Approximate Buffer.
Approximate Cap Risk. A Fund that seeks to provide returns that are subject to an Approximate Cap faces risks associated with such an investment strategy. The level of the Approximate Cap depends on prevailing market conditions (e.g., volatility, interest rates, dividends, and other factors) at the time that it is set. The Approximate Cap may rise or fall from one Outcome Period to the next, sometimes to a significant extent, and is unlikely to remain the same for consecutive Outcome Periods. If the Underlying Fund experiences gains in excess of the Approximate Cap for an Outcome Period, the Fund will not participate in any gains beyond the Approximate Cap and will underperform the Underlying Fund. In periods of extreme market volatility, a Fund’s return may be significantly below the Approximate Cap.
Asset Class Risk. The securities and other assets in a Fund’s portfolio may underperform in comparison to indexes that track, or assets that represent, other countries or geographic units, industries, markets, market segments, or asset classes. Various types of securities, other assets and indexes may experience cycles of outperformance and underperformance in comparison to financial markets generally. This divergence may be due to a number of factors including, among other things, inflation, interest rates, productivity, global demand for local products or resources, and regulation and governmental controls. This may cause a Fund to underperform other investment vehicles that invest in different asset classes.
Assets Under Management (AUM) Risk. From time to time, an Authorized Participant, a third-party investor, a Fund’s adviser, an affiliate of a Fund’s adviser, or another fund may invest in a Fund and hold its investment for a specific period of time to allow the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund.
Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with a Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for a Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for a Fund that invests in securities issued by non-U.S. issuers or instruments with lower trading volume. Such assets often entail greater settlement and operational complexity and higher capital costs for Authorized Participants, which may limit the number of Authorized Participants that engage with the Fund.
Clearing Member Default Risk. Transactions in some types of derivatives, including FLEX Options and futures, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, a Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since a Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by a Fund with any clearing member as margin for FLEX Options or futures may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to an Underlying Fund, a Fund's or the Underlying Fund's clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. A Fund is also subject to the risk that a limited
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number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, a Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If a Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.
Close-Out Risk for Qualified Financial Contracts. Regulations adopted by global prudential regulators require counterparties that are part of U.S. or foreign global systemically important banking organizations to include contractual restrictions on close-out and cross-default in agreements relating to qualified financial contracts. Qualified financial contracts include agreements relating to swaps, currency forwards and other derivatives as well as repurchase agreements and securities lending agreements. The restrictions prevent a Fund from closing out a qualified financial contract during a specified time period if the counterparty is subject to resolution proceedings and also prohibit a Fund from exercising default rights due to a receivership or similar proceeding of an affiliate of the counterparty. These requirements may increase credit risk and other risks to a Fund.
Communications Companies Risk. Communications companies may face rapid product obsolescence as well as unexpected risks and costs related to product compatibility and standardization, new product introduction and technological developments, such as artificial intelligence and machine learning. These companies may need to commit substantial capital to integrate new technologies and develop new products and services. Demographic shifts and changes in consumer preferences and expectations may have negative impacts on their business. Cybersecurity and data privacy risks may be heightened for communications companies, and a theft of proprietary or consumer information or disruptions in service could have a material adverse effect on their operations and reputation.
Communications companies are subject to extensive government regulation, including licensing and franchise requirements. The costs of complying with regulations and seeking required approvals, as well as potential delays or denials, may adversely affect their business. These companies may face increased government scrutiny and may be subject to adverse government or legal action. They depend significantly on patent and other intellectual property rights, and the loss or impairment of these rights may adversely affect their profitability.
Concentration Risk. A Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes. A Fund with investment concentration may be more adversely affected by the underperformance of those assets, may experience greater price volatility and may be more susceptible to adverse economic, market, political or regulatory impacts on those assets compared to a fund that does not concentrate its investments.
Consumer Goods and Services Companies Risk. Many consumer goods and services companies (“consumer companies”) rely heavily on disposable household income and consumer spending and may be impacted by social trends, marketing campaigns, demographic shifts and other factors affecting consumer preferences and demand. In addition, damage to a brand or a reputation crisis can have a substantial adverse impact on consumer companies.
Certain consumer companies, such as those providing discretionary goods or services, may depend more on business cycles, overall economic conditions and consumer confidence. Many consumer goods and services are subject to government regulation and the related compliance costs, and consumer companies also face the risk of product liability claims. Consumer companies also may be adversely affected by volatility in commodity prices, supply chain disruptions and labor shortages.
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of a Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, a Fund could suffer significant losses.
Derivatives Risk. A Fund’s use of derivatives (e.g., futures, forwards, swaps, options) may be riskier than other types of investments and may not have the intended effect on a Fund’s performance. Derivatives can be sensitive to changes in economic and market conditions, and they may increase a Fund’s volatility. A Fund also may experience reduced returns as a result of transaction costs and losses on derivatives positions. There is the risk of imperfect correlation between the value of a derivative and that of the asset underlying the derivative. Derivatives may create investment leverage, which could result in losses that significantly exceed a Fund’s original investment. Due to their complexity, derivatives are subject to the risk of mispricing or improper valuation. The possible lack of a liquid secondary market for derivatives and the resulting inability of a Fund to sell or otherwise close a derivatives position could expose a Fund to losses and could make derivatives more difficult for a Fund to value accurately.
Certain derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, a Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Regulatory requirements may delay or restrict a Fund’s exercise of remedies if a derivative counterparty were to default, which could adversely impact the Fund.
The use of derivatives exposes a Fund to operational risks, such as documentation and settlement issues, systems failures, inadequate controls and human error. Derivatives also involve legal risks, including insufficient documentation, insufficient capacity or authority of a
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counterparty, and the legality and enforceability of a contract. Derivatives expose a Fund to derivative liquidity risks relating to potential liquidity demands for a Fund to make margin, collateral, or settlement payments.
Equity Securities Risk. Equity securities are subject to changes in value due to general market or economic conditions, perceptions about the markets in which issuers participate or a number of factors relating to a specific issuer. Investments in equity securities may be more volatile than investments in other asset classes. Equity securities (both common and preferred stock) are subordinated to debt securities in a company’s capital structure, and so equity holders are generally subject to more risks, particularly in the event of an issuer’s bankruptcy. Common stock has the lowest priority and the greatest risks, including with respect to dividends and any liquidation payments.
Financial Companies Risk. Financial services companies are subject to extensive governmental regulation and intervention, which may change frequently and may adversely affect their profitability, the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain and their size, among other things. Financial services companies also may be significantly affected by, among other things, interest rates, economic conditions, credit rating downgrades, adverse public perception and exposure concentration. Increased risk-taking by financial companies may result in greater overall risk in the global financial sector. Certain events may cause an unusually high degree of volatility in financial markets and pose the risk of large losses for financial services companies.
Financial companies frequently operate with substantial financial leverage and are exposed directly to the credit risk of their borrowers and counterparties, which also may be leveraged to an unknown degree. Financial companies may have significant exposure to the same borrowers and counterparties; as a result, a borrower’s or counterparty’s inability to meet its obligations to one company may affect other financial companies with exposure to the same borrower or counterparty. This interconnectedness of risk may result in significant negative impacts to companies with direct exposure to the defaulting counterparty as well as adverse cascading effects in the markets and the financial sector generally.
Futures Contract Risk. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. Swaps or other derivatives on futures contracts also may be adversely impacted by these risks. The primary risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and that of the underlying asset; (ii) resale restrictions or the lack of a liquid secondary market and the resulting inability to close a futures contract when desired; (iii) losses from unanticipated market movements, which are potentially unlimited; (iv) BFA’s inability to predict correctly the direction of the prices of futures contracts and other financial and economic factors; (v) a counterparty’s default in the performance of its obligations; (vi) the obligation to make daily cash payments to maintain the required margin for the futures contract; and (vii) the possibility that a failure to close a position may result in delivery of an illiquid commodity.
A Fund that rolls futures contracts is subject to additional risk. If the market for the futures contracts is in “contango,” meaning that the price of futures contracts in nearer months is lower than the price of contracts in distant months, the sale of a near-term month contract will be at a lower price than the cost of the longer-term contract, resulting in a cost to roll the contract.  A Fund may also lose money in rolling a futures contract if the two contracts are trading at different prices as compared to fair value – for example, if the futures contract held by the Fund is trading at a discount to fair value and the new contract being rolled into is trading at a premium to fair value. A Fund may not roll futures contracts on a predefined schedule; instead, BFA may determine to roll to another futures contract in an attempt to generate maximum yield. There can be no guarantee that such a strategy will produce the desired results.
In addition, U.S. regulations limit the types of foreign-listed futures contracts that U.S. investors are allowed to invest in. As a result, a Fund may not be able to gain the exposure it seeks through certain non-U.S. futures contracts.
Geographic and Security Risks. Issuers in a Fund’s portfolio may be located in, or otherwise connected to, parts of the world affected by natural disasters, such as severe heat, earthquakes, tornadoes, volcanic eruptions, wildfires, droughts, floods, hurricanes and tsunamis. In addition, issuers may be impacted by security concerns with respect to a country or region, such as war and other types of conflict, terrorism, strained international relations and territorial disputes. Any of these events may adversely affect the issuers, markets and economies to which a Fund is exposed, which may adversely affect the value of the Fund.
Healthcare Companies Risk. The profitability of healthcare companies may be adversely affected by the following factors, among others: extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, a limited number of products, labor shortages, supply chain issues and industry innovation. Many new products in the healthcare sector entail significant research and development and require regulatory approval, all of which may be long and costly, and such efforts ultimately may be unsuccessful. Many healthcare companies depend heavily on obtaining and defending patents, which can be costly, and may be adversely affected by the expiration of patents. Healthcare companies also are subject to extensive litigation based on product liability and similar claims.
Illiquid Investments Risk. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment. An investment may be illiquid due to, among other things, fewer participants or less capacity to make a market in the investment, the lack of an active market for the investment, capital controls, delays or limits on repatriation of local currency, and the insolvency of local governments. To the extent that a Fund invests in securities or other assets with substantial market and/or credit risk, the Fund will tend to have increased exposure to the risks associated with illiquid investments. Illiquid investments may be harder to value, especially in changing markets.
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Liquid investments may become illiquid after purchase by a Fund, particularly during periods of market turmoil. There can be no assurance that a security or other asset that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by a Fund, and any security or other asset held by a Fund may be deemed an illiquid investment pursuant to the Fund’s liquidity risk management program.
Holdings of illiquid investments may reduce a Fund’s returns because the Fund may be unable to transact at advantageous times or prices. If a Fund is forced to sell underlying investments at reduced prices or under unfavorable conditions to meet redemption requests or for other cash needs, the Fund may suffer a loss. This may be magnified in a rising interest rate environment or other circumstances where redemptions of Fund shares may be greater than normal. If other market participants attempt to liquidate holdings at the same time as a Fund, this will lead to an increased supply of the Fund’s underlying investments in the market and contribute to greater illiquid investments risk and downward pricing pressure. In addition, if a Fund is limited in its ability to sell illiquid investments during periods when shareholders are redeeming their shares, the Fund will need to sell liquid securities to meet redemption requests, and illiquid securities will become a larger portion of the Fund’s holdings. During periods of market volatility, liquidity in the market for a Fund’s shares may be impacted by the liquidity in the market for the underlying securities or other assets held by the Fund, which could lead to the Fund’s shares trading at a premium or discount to the Fund's NAV.
Industrial Companies Risk. Industrial companies face a number of risks, including supply chain and distribution disruptions, business interruptions, third-party vendor risks, cyber attacks, trade disputes, product recalls, liability and environmental damage claims, scarcity of materials or parts, excess capacity, changes in consumer preferences, and volatility in commodity prices and currencies. The products of industrial companies may face obsolescence due to technological developments and new product introduction. Furthermore, changes in trade restrictions and tariffs as well as broader geopolitical developments could adversely affect industrial companies. These companies also may be significantly affected by domestic and international economic conditions, legislative and regulatory changes, and labor relations. Industrial companies may depend on public or private sector financing, which may become difficult to obtain due to government spending constraints or reduced availability of capital. Such companies may be unable to protect their intellectual property rights or may be liable for infringing the intellectual property rights of others.
Investment in Underlying Fund Risk. For a Fund that invests in an Underlying Fund, the Fund’s investment performance and risks are likely to be directly related to those of the Underlying Fund. A Fund’s NAV will change with changes in the value of an Underlying Fund and other assets that the Fund holds. The shares of an Underlying Fund may trade at a premium or discount to the Underlying Fund’s NAV. Investors in a Fund that invests in an Underlying Fund will indirectly bear the expenses charged by the Underlying Fund, and an investment in the Fund may entail more expenses than a direct investment in the Underlying Fund (except to the extent that certain fees are waived by BFA). An investor in such a Fund may receive taxable gains from portfolio transactions by an Underlying Fund, as well as taxable gains from transactions in the shares of an Underlying Fund that are held by the Fund.
Issuer Risk. The performance of a Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders of a Fund, including an Authorized Participant, a third-party investor, the Fund’s adviser, an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares or may hold their investment in the Fund for a limited period of time. These shareholders may also pledge or loan Fund shares (to secure financing or otherwise), which may result in the shares becoming concentrated in another party. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment or that the size of a Fund would be maintained. Redemptions of a large number of Fund shares may adversely affect a Fund’s liquidity and net assets. To the extent a Fund permits redemptions in cash, these redemptions may force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may negatively impact the Fund’s NAV, have a material effect on the market price of Fund shares, increase the Fund’s brokerage costs, accelerate the realization of taxable income and/or capital gains, and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such tax year. A Fund also may be required to sell its more liquid investments to meet a large redemption, in which case the Fund’s remaining assets may be less liquid, more volatile, and more difficult to price.
To the extent these large shareholders transact in Fund shares on the secondary market, such transactions may account for a large percentage of the trading volume for Fund shares and may, therefore, have a material upward or downward effect on the market price of the shares. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would, diluting its investment returns.
Management Risk. A Fund that is actively managed or that has an outcome strategy is subject to the risk that BFA’s investment process, techniques, models and/or and risk analyses in making investment decisions for the Fund will not produce the desired results. The securities or other assets selected by BFA may result in returns that are inconsistent with the Fund’s investment objective, and the Fund may
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underperform the market or any relevant benchmark. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to BFA in connection with managing such a Fund and may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. A Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. The value of a financial instrument or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the particular instrument or asset, or factors that affect one or more issuers, counterparties, exchanges, countries or other geographic units, markets, industries, or asset classes. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on a Fund and its investments and could result in increased premiums or discounts to a Fund’s NAV. Changes in market and economic conditions generally do not have the same impact on all types of instruments and assets.
Market Trading Risk. A Fund faces numerous market trading risks, any of which may lead to its shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to the NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
Absence of an Active Primary Market. Although Fund shares are listed for trading on one or more stock exchanges, there can be no assurance that an active primary trading market for Fund shares will develop or be maintained by market makers or Authorized Participants.
Secondary Listing Risks. A Fund’s shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund’s primary listing is maintained. Fund shares also may be available to non-U.S. investors through funds or structured investment vehicles similar to depositary receipts. There can be no assurance that a Fund’s shares will continue to trade on any such stock exchange or in any market or that a Fund’s shares will continue to meet the requirements for exchange listing or market trading. A Fund’s shares may be less actively traded in certain markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information that is available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.
Secondary Market Trading Risk. Shares of a Fund may trade in the secondary market at times when the Fund does not accept orders to create or redeem shares. At such times, shares may trade in the secondary market with more significant premiums or discounts to NAV than might be experienced at times when the Fund accepts creation and redemption orders. Securities held by a Fund may be traded in markets that close at a different time than an exchange on which Fund shares are traded. Liquidity in those securities may be reduced after the applicable closing time. As a result, during the time when the exchange is open but after the applicable market closing, fixing or settlement time, there may be wider bid/ask spreads on the exchange and a greater premium or discount to NAV.
In stressed market conditions, the market for a Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, and an investor may be unable to sell their Fund shares.
Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or for other reasons. In times of extraordinary market volatility, Fund shares may be subject to trading halts pursuant to “circuit breaker” rules of a stock exchange or market. If there is a trading halt or unanticipated closure of an exchange or market, an investor may be unable to purchase or sell Fund shares. In addition, if trading in certain securities or financial instruments is restricted, this may disrupt a Fund’s creation/redemption process, affect the price at which Fund shares trade in the secondary market, and result in a Fund being unable to trade certain securities or financial instruments. In such circumstances, a Fund may be unable to rebalance its portfolio or accurately price its portfolio holdings and may incur substantial trading losses.
Shares of a Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short. In addition, trading activity in derivative products based on a Fund may lead to increased trading volume and volatility in the secondary market for the shares of the Fund.
Fund Shares May Trade at Prices Other Than NAV. Shares of a Fund trade on stock exchanges at prices at, above or below the Fund’s most recent NAV. A Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s portfolio holdings. The trading price of a Fund’s shares fluctuates throughout trading hours based on both market supply of and demand for Fund shares and the underlying value of the Fund’s portfolio holdings or NAV. As a result, the trading prices of a Fund’s shares may deviate significantly from NAV during times of market volatility, significant redemption requests, or other unusual market conditions
However, because Fund shares can be created and redeemed in Creation Units at NAV, BFA believes that large discounts or premiums to a Fund’s NAV are not likely to be sustained over the long term (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs). While the creation/redemption feature is designed to make it more likely that a Fund’s shares normally will trade on stock exchanges at prices close to the Fund’s next calculated NAV, exchange prices are not expected to correlate exactly with the Fund’s NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants, or other market participants, and during periods of significant market volatility, may result in trading prices for shares of a Fund that differ significantly from its NAV. Authorized Participants
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may be less willing to create or redeem a Fund’s shares if there is a lack of an active market for such shares or the Fund’s underlying investments, which may contribute to the Fund’s shares trading at a premium or discount to NAV.
Costs of Buying or Selling Fund Shares. Buying or selling Fund shares on an exchange involves two types of costs that apply to all securities transactions. When buying or selling Fund shares through a broker, you will likely incur a brokerage commission and other charges. In addition, you may incur the cost of the “spread,” which is the difference between what investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). The spread varies over time for Fund shares based on trading volume and market liquidity. It is generally narrower if a Fund has more trading volume and market liquidity and wider if a Fund has less trading volume and market liquidity. Increased market volatility also may cause wider spreads. In addition, there may be regulatory and other charges that are incurred as a result of trading activity. Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results, and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments through a brokerage account.
Non-Diversification Risk. A Fund that is classified as “non-diversified” may invest a greater percentage of its assets in securities or other instruments representing a small number of issuers or counterparties, compared with funds that are classified as “diversified.” A non-diversified Fund thus may be more susceptible to the risks associated with these particular issuers or counterparties. The gains and losses on such holdings may have a greater impact on a non-diversified Fund’s performance than they would on the performance of a diversified Fund, and a non-diversified Fund’s NAV may be more volatile.
Operational and Technology Risks. A Fund and the entities with which it interacts directly or indirectly are susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or impair the Fund’s operations. These entities include, but are not limited to, a Fund’s adviser, administrator, distributor, other service providers (e.g., index and benchmark providers, accountants, custodians, and transfer agents), financial intermediaries, counterparties, market makers, Authorized Participants, listing exchanges, other financial market operators, and governmental authorities. Operational and technology risks for the issuers in which a Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value. A Fund may incur substantial costs in order to mitigate operational and technology risks.
Cybersecurity incidents can result from deliberate attacks or unintentional events against an issuer in which a Fund invests, the Fund or any of its service providers. They include, but are not limited to, gaining unauthorized access to systems, misappropriating assets or sensitive information, corrupting or destroying data, and causing operational disruption. Geopolitical tension may increase the scale and sophistication of deliberate attacks, particularly those from nation states or from entities with nation state backing. Cybersecurity incidents may result in any of the following: financial losses; interference with a Fund’s ability to calculate its NAV; disclosure of confidential information; impediments to trading; submission of erroneous trades by a Fund or erroneous subscription or redemption orders; the inability of a Fund or its service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; and other legal and compliance expenses. Furthermore, cybersecurity incidents may render records of a Fund, including records relating to its assets and transactions, shareholder ownership of Fund shares, and other data integral to a Fund’s functioning, inaccessible, inaccurate or incomplete. Power outages, natural disasters, equipment malfunctions and processing errors that threaten information and technology systems relied upon by a Fund or its service providers, as well as market events that occur at a pace that overloads these systems, may also disrupt business operations or impact critical data. In addition, the risks of increased use of AI technologies, such as machine learning, include data risk, transparency risk, and operational risk. The AI technologies, which are generally highly reliant on the collection and analysis of large amounts of data, may incorporate biased or inaccurate data, and it is not possible or practicable to incorporate all relevant data into such technologies. The output or results of any such AI technologies may therefore be incomplete, erroneous, distorted or misleading. Further, AI tools may lack transparency as to how data is utilized and how outputs are generated. AI technologies may also allow the unintended introduction of vulnerabilities into infrastructures and applications. A Fund and its shareholders could be negatively impacted as a result of these risks associated with AI technologies. AI technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to quickly evolve, and it is impossible to anticipate the full scope of future AI capabilities or rules and the associated risks to a Fund.
While a Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. Each Fund and its adviser seek to reduce these risks through controls, procedures and oversight, including establishing business continuity plans and risk management systems. However, there are inherent limitations in such plans and systems, including the possibility that certain risks that may affect a Fund have not been identified or may emerge in the future; that such plans and systems may not completely eliminate the occurrence or mitigate the effects of operational or information security disruptions or failures or of cybersecurity incidents; or that prevention and remediation efforts will not be successful or that incidents will go undetected. A Fund cannot control the systems, information security or other cybersecurity of the issuers in which it invests or its service providers, counterparties, and other third parties whose activities affect the Fund.
Lastly, the regulatory climate governing cybersecurity and data protection is developing quickly and may vary considerably across jurisdictions. Regulators continue to develop new rules and standards related to cybersecurity and data protection. Compliance with evolving regulations can be demanding and costly, requiring substantial resources to monitor and implement required changes.
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Options Risk. Investments in options are considered speculative. When a Fund purchases an option, it may lose the total premium paid for it if the price of the underlying security or other reference asset related to the option decreased, remained the same or failed to increase to a level at or beyond the exercise price (in the case of a call option) or increased, remained the same or failed to decrease to a level at or below the exercise price (in the case of a put option). When a Fund sells an option, it may experience a substantial loss if the price of the underlying security or other reference asset increased to a level significantly above the exercise price (in the case of a call option) or decreased to a level significantly below the exercise price (in the case of a put option). If a put or call option purchased by a Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund.
FLEX Options Risk. FLEX Options are subject to the risk that they may be less liquid than certain other instruments, such as standardized options. In less liquid markets for the FLEX Options, terminating FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for FLEX Options, the liquidation of a large number of options may significantly impact the price of the options and may adversely impact the value of an investment in a Fund. There is also a risk that a Fund will be unable to maintain the proportional relationship based on the number of exchange-traded options in the Fund’s portfolio or that adverse tax law changes will negatively impact the treatment of FLEX Options. Additionally, to the extent market participants are not willing or able to enter into FLEX Option transactions with a Fund at prices that reflect the market price of Fund shares, the Fund’s NAV and the share price of the Fund could be negatively impacted.
Outcome Period Risk. The Approximate Buffer and Approximate Cap for an Outcome Period apply to Fund shares held over the entire Outcome Period. If an investor purchases Fund shares after an Outcome Period begins or sells Fund shares prior to the end of an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide.
Ownership Limitations Risk. If certain aggregate and/or fund-level ownership thresholds are reached through transactions undertaken by BFA, its affiliates or a Fund, or as a result of third-party transactions or actions by an issuer or regulator, the ability of BFA and its affiliates on behalf of clients (including a Fund) to purchase or dispose of investments, exercise rights or undertake business transactions may be restricted by law, regulation or rules or otherwise impaired. The capacity of a Fund to invest in certain securities or other assets may be affected by the relevant threshold limits, and such limitations may have adverse effects on the liquidity and performance of a Fund’s portfolio holdings.
For example, ownership limits may apply to securities whose issuers operate in certain regulated industries or in certain international markets. Such limits also may apply where the investing entity (such as a Fund) is subject to corporate or regulatory ownership restrictions or invests in certain futures or other derivative transactions. In certain circumstances, aggregate and/or fund-level amounts invested or voted by BFA and its affiliates for client funds and accounts managed by BFA (including a Fund) may not exceed the relevant limits without the grant of a license or other regulatory or corporate approval, order, consent, relief or non-disapproval. However, there is no guarantee that permission will be granted or that, once granted, it will not be modified or revoked at a later date with minimal or no notice. In other cases, exceeding such thresholds may cause BFA and its affiliates, a Fund or other client accounts to suffer disadvantages or business restrictions.
Ownership limitations are highly complex. It is possible that, despite BFA’s intent to either comply with or be granted permission to exceed ownership limitations, it may inadvertently breach a limit or violate the corporate or regulatory approval, order, consent, relief or non-disapproval that was obtained.
Risk of Investing in the U.S. Investing in U.S. issuers involves legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. A decrease in imports or exports, changes in trade regulations, inflation, an economic recession, financial system stress, or political turmoil, among other risks, may have an adverse effect on the U.S. economy and the securities listed on U.S. exchanges. The U.S. is also subject to the risk of natural disasters, such as droughts, earthquakes, fires and floods. U.S. security risks include acts of terrorism, internal unrest and a deterioration in relations between the U.S. and certain countries. Any of these may adversely affect the U.S. economy, financial markets or issuers.
Governmental agencies project that the U.S. will maintain elevated public debt levels for the foreseeable future. Although elevated debt levels do not necessarily indicate or cause economic problems, the costs of servicing such debt may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system.
Securities Lending Risk. A Fund may engage in securities lending. Securities lending involves the risk that a Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund.
Small Fund Risk. When a Fund’s size is small, the Fund may experience low trading volume and wide bid/ask spreads. A Fund’s performance near its inception date may not represent how the Fund will perform in the future or with a larger asset base. In addition, a Fund may face the risk of being delisted if it does not meet certain requirements set by the listing exchange. If a Fund were required to delist from the listing exchange, the Fund’s value may rapidly decline and its performance may be negatively impacted. Any resulting liquidation of a Fund could lead to elevated transaction costs for the Fund and negative tax consequences for its shareholders.
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Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Internal Revenue Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gains that it distributes to shareholders, provided that it satisfies certain requirements of the Internal Revenue Code. However, the federal income tax treatment of certain aspects of the Fund’s operations are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code.
To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. There is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Therefore, there is a risk that the Fund will not meet the Internal Revenue Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. The Fund intends to treat the reference asset (i.e., the Underlying Fund) as the issuer of the options. Assuming the reference asset qualifies as a RIC, the Fund could count the options as automatically diversified investments under the Internal Revenue Code’s diversification requirements. In addition, the Fund intends to treat any income it may derive from the options as “qualifying income” under the provisions of the Internal Revenue Code applicable to RICs. If the income is not qualifying income or if the options are not treated as issued by the reference asset for diversification test purposes, there is a risk that the Fund could lose its RIC status. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund may reorganize, close or materially change its investment objective and strategies.
The Fund’s investments in offsetting positions with respect to the Underlying Fund may affect the character of gains or losses realized by the Fund under the Internal Revenue Code’s “straddle” rules and may increase the amount of short-term capital gains realized by the Fund. Such short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of short-term capital gains, the amount that U.S. shareholders must treat as ordinary income may be substantially greater than for shareholders of a fund that does not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying Fund.
The options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts, including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities), may be governed by Section 1256 of the Internal Revenue Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90% of its income annually. If options held by the Fund were deemed to be Section 1256 Contracts, and if the Fund were unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. BFA believes that the options typically held in the Fund’s portfolio (i.e., options that reference the Underlying Fund) will not be subject to Section 1256 but rather will be subject to the straddle rules, and that the disposition of such options will likely result in short-term capital gains or losses.
Additionally, buying securities shortly before the record date for a taxable dividend or capital gains distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares after the Outcome Period has begun and shortly thereafter the Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Technology Companies Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources and personnel. These companies may face rapid product obsolescence as well as unexpected risks and costs related to new product introduction and technological developments, such as artificial intelligence and machine learning. Technology companies may be adversely affected by disruptions to supply chains and distribution networks as well as issues at third-party partners. They are heavily dependent on patent and other intellectual property rights, and the loss or impairment of these rights may adversely affect their profitability. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action. These companies also may be adversely affected by, among other things, actual or perceived security vulnerabilities or other defects in their products and services, which may result in lawsuits, government enforcement actions and other remediation costs.
Valuation Risk. The price that a Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The price received by a Fund also may differ from the value used by the Underlying Index (if applicable). Because non-U.S. exchanges or markets may be open on days or during time periods when a Fund does not price its shares, the value of the securities or other assets in a Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares.
In addition, for purposes of calculating a Fund’s NAV, the value of assets denominated in non-U.S. currencies (if any) is translated into U.S. dollars at the prevailing market rates. For a Fund that tracks an Underlying Index, this may result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index. Authorized Participants that create or redeem Fund shares on days when a Fund
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is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
Portfolio Holdings Information
A description of the policies and procedures with respect to the disclosure of the Funds’ portfolio securities and other assets (as applicable) is available in the applicable Statement of Additional Information (“SAI”). Each Fund discloses its portfolio holdings daily at www.iShares.com. Fact sheets providing information about each Fund’s top holdings are posted on www.iShares.com when available and may be requested by calling 1-800-iShares (1-800-474-2737).
Management of the Funds
Investment Adviser
As investment adviser, BFA has overall responsibility for the general management and administration of the Funds. BFA provides an investment program for the Funds and manages the investment of the Funds’ assets. In seeking to achieve the Funds’ respective investment objectives, BFA uses teams of portfolio managers, investment strategists and other investment specialists and may draw upon the trading, research and expertise of its affiliates. This team approach brings together many disciplines and leverages BFA’s extensive resources.
BFA is an indirect majority-owned subsidiary of BlackRock, Inc. (“BlackRock”) and is located at 400 Howard Street, San Francisco, CA 94105. As of September 30, 2025, BFA and its affiliates provided investment advisory services for assets of approximately $13.5 trillion.
From time to time, an employee of BlackRock may express views regarding a particular security or other instrument, asset class, company, industry, or market sector. Such views are the views of only that individual as of the time expressed. They do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Such views may change at any time based upon market or other conditions, and BlackRock has no responsibility to update such views. You should not rely on any such views as investment advice or as an indication of trading intent on behalf of a Fund.
Fees and Expenses
Pursuant to the Investment Advisory Agreement between BFA and the Trust (entered into on behalf of the Funds), BFA is responsible for substantially all expenses of each Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, and litigation expenses and any extraordinary expenses (as determined by a majority of the Trustees who are not “interested persons” of the Trust). Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.
A discussion regarding the basis for the approval by the Board of the Investment Advisory Agreement with BFA is available in the Funds' Form N-CSR filed with the SEC for the period ended July 31 or, for iShares Large Cap Accelerated Outcome ETF, iShares Large Cap Max Buffer Sep ETF and iShares Large Cap Max Buffer Dec ETF, for the period ended January 31 and in the applicable financial statements and additional information documents posted at www.iShares.com.
For its investment advisory services to each Fund, for the fiscal year ended July 31, 2025, BFA was paid a management fee from each Fund, as a percentage of the Fund’s average daily net assets, net of any applicable waivers, at the annual rate set forth in the table below. If BFA has contractually agreed to waive a portion of its management fees for a Fund, the contractual waiver may be terminated prior to its expiration date only upon written agreement of the Trust and BFA. In addition, BFA may from time to time voluntarily waive and/or reimburse fees or expenses to reduce a Fund’s total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.

Fund	Management Fee
iShares Large Cap Accelerated Outcome ETF	0.47%[1]
iShares Large Cap Max Buffer Mar ETF	0.47%[2]
iShares Large Cap Max Buffer Jun ETF	0.47%[2]
iShares Large Cap Max Buffer Sep ETF	0.47%[2]
iShares Large Cap Max Buffer Dec ETF	0.47%[2]
1
BFA has contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other funds advised by BFA or its affiliates, through November 29, 2030. The contractual waiver may be terminated prior to November 29, 2030 only upon written agreement of the Trust and BFA.
2
BFA has contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by the Funds in other funds advised by BFA or its affiliates, through November 30, 2029. The contractual waiver may be terminated prior to November 30, 2029 only upon written agreement of the Trust and BFA.
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Portfolio Managers
The Portfolio Managers for each Fund are responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their respective portfolio management teams to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy and overseeing members of their respective teams who have more limited responsibilities.
Erin Armstrong, Orlando Montalvo, and Kyle McClements are primarily responsible for the day-to-day management of the Funds.
Erin Armstrong has been employed by BFA or its affiliates as a senior portfolio manager since 2024 and as a portfolio manager from 2014 through 2023. She is a Director of BlackRock, Inc. Orlando Montalvo has been employed by BFA or its affiliates as a senior portfolio manager since 2009. He is a Managing Director of BlackRock, Inc. Kyle McClements, CFA, has been employed by BFA or its affiliates since 2004. He is a Managing Director of BlackRock, Inc.
Each Fund’s SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership (if any) of shares of the Funds.
Administrator, Custodian and Transfer Agent
The administrator, custodian and transfer agent for each Fund is indicated in the table below.
Fund	The Bank of New York Mellon	Citibank, N.A.	JPMorgan Chase Bank, N.A.	State Street Bank and Trust Company
iShares Large Cap Accelerated Outcome ETF*	✓
iShares Large Cap Max Buffer Mar ETF*	✓
iShares Large Cap Max Buffer Jun ETF*	✓
iShares Large Cap Max Buffer Sep ETF*	✓
iShares Large Cap Max Buffer Dec ETF*	✓
*JPMorgan Chase Bank, N.A. serves as custodian for each Fund in connection with certain securities lending activities.
Conflicts of Interest
The investment activities of BFA and its affiliates (including BlackRock and its subsidiaries (collectively, the “Affiliates”)), and their respective directors, officers or employees, in managing their own accounts and other accounts, may present conflicts of interest that could disadvantage a Fund and its shareholders.
BFA and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and in the ordinary course of business may engage in activities in which their interests or the interests of other clients may conflict with those of a Fund. BFA and its Affiliates act, or may act, as an investor, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, trader, lender, index provider, agent and/or principal. BFA and its Affiliates may have other direct and indirect interests in securities, currencies, commodities, derivatives and other assets in which a Fund may directly or indirectly invest.
BFA and its Affiliates may engage in proprietary trading and advise accounts and other funds that have investment objectives similar to those of a Fund and/or that engage in and compete for transactions in the same or similar types of securities, currencies and other assets as are held by a Fund. This may include transactions in securities issued by other open-end and closed-end investment companies, including investment companies that are affiliated with the Fund and BFA, to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”). The trading activities of BFA and its Affiliates are carried out without reference to positions held directly or indirectly by a Fund. These activities may result in BFA or an Affiliate having positions in assets that are senior or junior to, or that have interests different from or adverse to, the assets held by a Fund.
A Fund may invest in securities issued by, or engage in other transactions with, entities with which an Affiliate has significant debt or equity investments or other interests. A Fund may also invest in issuances (such as debt offerings or structured notes) for which an Affiliate is compensated for providing advisory, cash management or other services. A Fund also may invest in securities of, or engage in other transactions with, entities for which an Affiliate provides or may provide research coverage or other analysis.
An Affiliate may have business relationships with, and receive compensation from, distributors, consultants or others who recommend a Fund or who engage in transactions with or for a Fund.
Neither BlackRock nor any Affiliate is under any obligation to share any investment opportunity, idea or strategy with a Fund. As a result, an Affiliate may compete with a Fund for appropriate investment opportunities. The results of a Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate. It is possible that a Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.
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In addition, a Fund may enter into transactions in which BFA or an Affiliate or their directors, officers, employees or clients have an adverse interest. A Fund may be adversely impacted by the effects of transactions undertaken by BFA or an Affiliate or their directors, officers, employees or clients.
From time to time, BlackRock or its advisory clients (including other funds and accounts) may, subject to compliance with applicable law, purchase and hold shares of a Fund. The price, availability, liquidity, and (in some cases) expense ratio of a Fund may be impacted by purchases and sales of the Fund by BlackRock or its advisory clients.
A Fund’s activities may be limited because of regulatory restrictions applicable to BFA or an Affiliate or their policies designed to comply with such restrictions.
Under a securities lending program approved by the Board, the Funds have retained BTC, an Affiliate of BFA, to serve as their securities lending agent to the extent that they participate in the securities lending program. For these services, the securities lending agent will receive a fee from the participating Fund based on the returns earned on the Fund’s lending activities, including investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which a Fund may lend its portfolio securities under the securities lending program.
Under an ETF Services Agreement, certain Funds have retained BlackRock Investments, LLC (the “Distributor” or “BRIL”), an Affiliate of BFA, to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL has engaged Citibank, N.A. (“Citibank”) as a subcontractor to provide certain ETF Services. BRIL retains a portion of the standard transaction fee received from Authorized Participants on each creation or redemption order from the Authorized Participant for the ETF Services provided. BlackRock collaborated with, and received payment from, Citibank on the design and development of the ETF Services platform. Citibank has, and from time to time may develop, additional relationships with BlackRock or funds managed by BFA and its Affiliates.
BlackRock and its Affiliates may benefit from a Fund using a BlackRock index by creating increasing acceptance in the marketplace for such indexes. BlackRock and its Affiliates are not obligated to license an index to a Fund, and no Fund is under an obligation to use a BlackRock index. The terms of a Fund’s index licensing agreement with BlackRock or its Affiliates may not be as favorable as the terms offered to other licensees.
The activities of BFA and its Affiliates and their respective directors, officers or employees may give rise to other conflicts of interest that could disadvantage a Fund and its shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest. Please see the SAI for further information.
Shareholder Information
Additional shareholder information, including how to buy and sell shares of the Funds, is available free of charge by calling toll-free 1-800-iShares (1-800-474-2737) or visiting www.iShares.com.
Buying and Selling Shares
Transactions in shares of the Funds occur in the primary market and the secondary market. Primary market transactions, known as “creations” and “redemptions,” occur only between the Funds and Authorized Participants (i.e., financial institutions that are authorized to participate in such transactions), as described in the Creations and Redemptions section below.
Fund shares are listed on U.S. national securities exchanges, where they can be bought and sold throughout the trading day at market prices, like shares of other publicly traded companies. A Fund’s shares may also be available in other secondary markets, such as on non-U.S. exchanges and through funds or structured investment vehicles similar to depositary receipts. The Funds do not impose any minimum investment for Fund shares purchased on an exchange or otherwise in the secondary market.
Buying or selling Fund shares on an exchange or other secondary market generally involves two types of costs that are common in securities transactions. First, when buying or selling Fund shares through a broker, you may incur a brokerage commission and other charges. The commission is frequently a fixed amount; it may be a significant proportional cost if you are seeking to buy or sell small amounts of shares. Second, you may incur the cost of the “spread,” which is any difference between the bid price and the ask price for the shares. The spread varies over time based on a Fund’s trading volume and market liquidity. Generally, the spread is smaller if a Fund has high trading volume and market liquidity, and larger if a Fund has lower trading volume and market liquidity. The latter is often the case for newly launched or smaller funds. A Fund’s spread may also be impacted by the liquidity (or lack thereof) of the underlying securities or other assets held by the Fund, particularly for newly launched or smaller funds, or by instances of significant volatility of the underlying assets.
The U.S. national securities exchanges that list Fund shares are open for trading Monday through Friday and are closed on weekends and the following holidays (or the days on which they are observed): New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
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Investments in Investment Companies
Section 12(d)(1) of the 1940 Act generally restricts investments by investment companies, including foreign and unregistered investment companies, in the securities of other investment companies. For example, a registered investment company (the “Acquired Fund”), such as the Funds, may not knowingly sell or otherwise dispose of any security issued by the Acquired Fund to any investment company (the “Acquiring Fund”) or any company or companies controlled by the Acquiring Fund if, immediately after such sale or disposition: (i) more than 3% of the total outstanding voting stock of the Acquired Fund is owned by the Acquiring Fund and any company or companies controlled by the Acquiring Fund, or (ii) more than 10% of the total outstanding voting stock of the Acquired Fund is owned by the Acquiring Fund and other investment companies and companies controlled by them.
Notwithstanding the foregoing, registered investment companies are permitted to invest in a Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in Rule 12d1-4 under the 1940 Act. To make such an investment in an Acquired Fund, a registered investment company must, among other things, enter into an agreement with the Trust. If an Acquired Fund invests significantly in other registered investment companies in reliance on Rule 12d1-4, an Acquiring Fund will not be permitted to rely on Rule 12d1-4 and invest in the Fund beyond the Section 12(d)(1) limits. Any investment company interested in purchasing shares of a Fund beyond the limits set forth in Section 12(d)(1) should contact BFA. Acquiring Funds must adhere to the Section 12(d)(1) limits when investing in the Funds, which invest in one or more Underlying Funds.
Foreign investment companies are permitted to invest in a Fund only up to the limits set forth in Section 12(d)(1), subject to any applicable SEC no-action relief.
Book Entry
Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”), which serves as the securities depository for shares of the Funds, or its nominee is the record owner of, and holds legal title to, all outstanding shares of the Funds.
Investors owning Fund shares are beneficial owners as shown on the records of DTC or its participants. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Fund shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of Fund shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities held in book-entry or “street name” form.
Share Prices
The trading prices of a Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and are affected by various factors, such as the supply of and demand for ETF shares and the securities or other assets held by a Fund as well as other market and economic conditions.
Determination of Net Asset Value
The NAV of a Fund normally is determined once daily Monday through Friday, on each day that the New York Stock Exchange (“NYSE”) is open for trading. The NAV generally is determined as of the close of the NYSE’s regular trading hours, normally 4:00 p.m. Eastern time, based on prices at the time of closing.
Any Fund assets or liabilities that are denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers.
The NAV of a Fund is calculated by dividing the value of the Fund’s net assets (i.e., the value of its total assets, including the value of any underlying fund shares in which the Fund invests, less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent. The value of a Fund’s assets and liabilities is determined pursuant to BFA’s valuation policies and procedures. BFA has been designated by the Board as the valuation designee for each Fund pursuant to Rule 2a-5 under the Investment Company Act.
Equity securities and other equity instruments (except ETF options, equity index options or those that are customized) for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) that are not traded on an exchange are valued at net asset value. Shares of underlying ETFs and closed-end funds that trade on exchanges are valued at their most recent market closing price.
Fixed-income securities and certain derivative instruments are valued using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Funds’ approved independent third-party pricing services, each in accordance with BFA’s valuation policies and procedures. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a Fund. The
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amortized cost method of valuation may be used with respect to debt obligations with 60 days or less remaining to maturity unless BFA determines in good faith that such method does not represent fair value.
Generally, trading in certain instruments (e.g., non-U.S. securities, money market instruments, etc.) is substantially completed each day at various times prior to the close of the NYSE’s regular trading hours. The values of such instruments used in computing a Fund’s NAV are determined as of such times.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Customized exchange-traded equity options, ETF options, equity index options and other derivatives may be valued using a mathematical model that may incorporate a number of market data factors.
When market quotations are not readily available or are believed by BFA to be unreliable, BFA will fair value a Fund’s investments in accordance with its policies and procedures. Fair value represents a good faith approximation of the value of an asset or liability. It is the amount that the Fund might reasonably expect to receive from the current sale of an asset or the cost to extinguish a liability in an arm’s-length transaction.
BFA may conclude that a market quotation is not readily available or is unreliable if:
■
An asset or liability does not have a price source due to its lack of trading or other reasons;
■
A market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value;
■
An asset or liability is thinly traded;
■
There is a significant event subsequent to the most recent market quotation; or
■
The trading market on which an instrument is listed is suspended or closed and no appropriate alternative trading market is available.
A “significant event” is deemed to occur if BFA determines, in its reasonable business judgment prior to or at the time of pricing a Fund’s assets or liabilities, that the event is likely to cause a material change to the last exchange closing price or closing market price of one or more of the Fund’s assets or liabilities.
Valuing a Fund’s investments using fair value pricing may result in prices that differ from current market valuations and that may not be the prices at which those investments could have been sold during the period for which the particular fair values were used. For an index Fund, the use of both fair value prices and current market valuations in a particular NAV calculation could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index. This could, in turn, result in a difference between the Fund’s performance and the performance of its underlying index.
Dividends and Distributions
General Policies. A Fund generally declares and pays dividends from net investment income, if any, at least once a year. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for a Fund. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a regulated investment company (“RIC”) or to avoid the imposition of income or excise taxes on undistributed income or realized gains.
Dividends and other distributions on Fund shares are distributed on a pro rata basis to beneficial owners of the shares. Dividend payments and other distributions are made through DTC participants and indirect participants to beneficial owners then of record with proceeds received from the Funds.
Dividend Reinvestment Service. No dividend reinvestment service is provided by the Trust. Broker-dealers may make the DTC book-entry Dividend Reinvestment Program available to beneficial owners of Fund shares for the reinvestment of distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation. Brokers may require beneficial owners to adhere to specific procedures and timetables. If the program is used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Fund shares purchased in the secondary market.
Note on Tax Information. The following sections summarize some of the consequences under current U.S. federal tax law of an investment in a Fund. This information is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of Fund shares. Distributions that are attributable to interest from U.S. federal government obligations may be exempt from certain state and local tax. Consult your personal tax advisor about the potential tax consequences of an investment in Fund shares under all applicable tax laws.
Taxes
As with any investment, you should consider how your investment in shares of a Fund will be taxed, including possible tax consequences when a Fund makes distributions or when you sell Fund shares. The tax information in this Prospectus is provided as general information,
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based on current law. You should consult your own tax professional about the tax consequences of an investment in shares of a Fund. There is no guarantee that shares of a Fund will receive certain regulatory or accounting treatment.
Taxes on Fund Distributions
Shareholders in a Fund will receive information after the end of each calendar year setting forth the amount of dividends and long-term capital gains distributed to them by the Fund during the prior year, if any. Likewise, the amount of tax-exempt income, if any, that a Fund distributes will be reported. Such income must be reported on the shareholder’s U.S. federal income tax return.
In general, distributions are subject to U.S. federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.
Capital Gains. Distributions from a Fund’s net investment income (other than qualified dividend income or from net tax-exempt income, if any), including distributions of income from securities lending and distributions out of a Fund’s net short-term capital gains, if any, are taxable to you as ordinary income. Distributions by a Fund of net long-term capital gains, if any, in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held the Fund’s shares. Long-term capital gains and qualified dividend income are generally eligible for taxation at preferential rates for non-corporate shareholders. However, different preferential rates may apply depending on the type of capital gains, such as Fund distributions of certain amounts received from real estate investment trusts (“REITs”), if any.
Return of Capital. If a Fund’s distributions exceed current and accumulated earnings and profits, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold. Once a shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gains, if the shareholder holds shares of the Fund as capital assets. Distributions in excess of a Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to shareholders and will not constitute nontaxable returns of capital.
Qualified Dividend Income. Distributions by a Fund that qualify as qualified dividend income, if any, are taxable to you at long-term capital gain rates. Dividends will be qualified dividend income to you if they are attributable to qualified dividend income received by a Fund. Generally, qualified dividend income includes dividend income from stock issued by taxable U.S. corporations and qualified non-U.S. corporations, provided that the Fund satisfies certain holding period requirements and has not hedged its position in the stock in certain ways. For this purpose, a qualified non-U.S. corporation means any non-U.S. corporation that is eligible for benefits under a comprehensive income tax treaty with the U.S., which includes an exchange of information program, or if the stock with respect to which the dividend was paid is readily tradable on an established U.S. securities market. The term excludes a corporation that is a passive foreign investment company.
Dividends received by a Fund from a RIC, if any, generally are qualified dividend income only to the extent that such dividend distributions are made out of qualified dividend income received by such RIC. Additionally, it is expected that dividends received by a Fund from a REIT, if any, and distributed to a shareholder generally will be taxable to the shareholder as ordinary income. However, a Fund may report dividends eligible for a 20% “qualified business income” deduction for non-corporate U.S. shareholders to the extent that the Fund’s income is derived from ordinary REIT dividends, reduced by allocable Fund expenses.
For a dividend to be treated as qualified dividend income, the dividend must be received with respect to a share of stock held without being hedged by the relevant Fund, and with respect to a share of the Fund held without being hedged by you, for 61 days during the 121-day period beginning at the date that is 60 days before the date on which such share becomes ex-dividend with respect to such dividend or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date.
Fund distributions, to the extent attributable to dividends from U.S. corporations, will be eligible for the dividends received deduction for Fund shareholders that are corporations, subject to certain hedging and holding requirements.
Substitute dividends received by a Fund with respect to dividends paid on securities lent out, if any, will not be qualified dividend income.
Medicare Tax. A 3.8% U.S. federal Medicare contribution tax is imposed on “net investment income,” including, but not limited to, interest, dividends, and net gain, of U.S. individuals with income exceeding $200,000 (or $250,000 if married and filing jointly) and of estates and trusts.
Alternative Minimum Tax. The AMT is a separate U.S. federal tax system that operates in parallel to the regular federal income tax system but eliminates many deductions and exclusions. The AMT has different tax rates and treats as taxable certain types of income that are nontaxable for regular income tax purposes, such as the interest on certain “private activity” municipal bonds. If a taxpayer’s overall AMT liability is higher than regular income tax liability, then the taxpayer owes the regular income tax liability plus the difference between the AMT liability and the regular income tax liability.
Original Issue Discount and Inflation-Related Adjustments
Accruals of “original issue discount” on bonds that a Fund acquires at a discount and adjustments for inflation to the principal amount of an inflation-protected U.S. Treasury bond held by a Fund may be included for tax purposes in the Fund’s gross income, even though no cash attributable to such gross income has at that point been received by the Fund. In such event, the Fund may be required to make annual
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distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, the Fund may be required to raise cash by selling portfolio investments. The sale of such investments could result in capital gains to the Fund and additional capital gains distributions to Fund shareholders. In addition, any deflation-related adjustments during the taxable year to an inflation-indexed bond held by a Fund may cause amounts distributed in the taxable year as income to be characterized as a return of capital.
Market Discount Bonds
Any market discount recognized on a bond, including a tax-exempt interest bond, is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. To the extent that a Fund does not include the market discount in income as it accrues, gains on the Fund’s disposition of such an obligation will be treated as ordinary income rather than capital gains to the extent of the accrued market discount.
Derivatives and Other Complex Instruments
A Fund may invest in derivatives and other complex instruments, and such investments may be subject to special and complicated rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gains, accelerate the recognition of income to a Fund or defer a Fund’s ability to recognize losses. In addition, these rules may affect the amount, timing or character of income distributed to you by a Fund. You should consult your personal tax advisor regarding the application of these rules.
Treatment of Options. A Fund’s investments in offsetting positions with respect to an Underlying Fund may be “straddles” (i.e., offsetting positions with respect to personal property) for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund, and losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.
The tax consequences of straddle transactions to a Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gains realized by a Fund, which are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. Because the application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if a Fund makes a non-liquidating distribution of its short-term capital gains, the amount that U.S. shareholders must treat as ordinary income may be substantially greater or less as compared to a fund that did not engage in such transactions.
Under Section 1256 of the Internal Revenue Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. The Funds do not believe that the positions held by the Funds will be subject to Section 1256, which means that the positions will not be marked to market, but the positions will be subject to the straddle rules.
Non-U.S. Income Taxes
Dividends, interest and capital gains (if any) earned by a Fund with respect to securities issued by non-U.S. issuers may give rise to withholding, capital gains and other taxes imposed by non-U.S. countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If, at the close of a year, more than 50% of a Fund’s total assets consist of non-U.S. stocks or securities (generally, for this purpose, depositary receipts, no matter where traded, of non-U.S. companies are treated as “non-U.S.”), generally the Fund may “pass through” to you certain non-U.S. income taxes, including withholding taxes, paid by the Fund. This means that you would be considered to have received as an additional dividend your share of such non-U.S. taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income or, subject to certain limitations, a credit in calculating your U.S. federal income tax. No deduction for such taxes will be permitted to individuals in computing their alternative minimum tax liability. If a Fund does not pass through non-U.S. taxes, the Fund will be entitled to claim a deduction for certain foreign taxes that it incurs.
Under certain circumstances, if a Fund receives a refund of foreign taxes paid with respect to a prior year, the value of Fund shares could be affected or any foreign tax credits or deductions passed through to shareholders with respect to the Fund’s foreign taxes for the current year could be reduced.
If, at the close of the year, more than 50% of a Fund’s total assets consist of stocks or securities issued by non-U.S. issuers, including depositary receipts (no matter where traded) of non-U.S. companies, or, at the close of each quarter, more than 50% of a Fund’s total assets consist of shares of an Underlying Fund, the Fund may “pass-through” to you certain non-U.S. income taxes (including withholding taxes) paid by the Fund or, if its assets meet these requirements, the Underlying Fund.
For purposes of foreign tax credits for U.S. shareholders of a Fund, foreign capital gains taxes may not produce associated foreign source income, limiting the availability of such credits for U.S. persons.
Non-U.S. Shareholders
If you are neither a resident nor a citizen of the U.S. or if you are a non-U.S. entity (other than a pass-through entity to the extent owned by U.S. persons), a Fund’s ordinary income dividends, if any, generally will be subject to a 30% U.S. federal withholding tax, unless a lower treaty rate applies. However, withholding tax generally will not apply to any gain or income realized by a non-U.S. shareholder upon the sale or
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other disposition of Fund shares or with respect to certain distributions paid to a non-U.S. shareholder and reported by the Fund as capital gain dividends, interest-related dividends or short-term capital gain dividends.
Separately, a 30% withholding tax may be imposed on Fund distributions (if any) paid to certain foreign entities, unless such entities comply, or are deemed compliant, with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts.
Backup Withholding
If you are a resident or a citizen of the U.S. and you have not provided a taxpayer identification number or social security number and made other required certifications, by law, backup withholding at a 24% rate will apply to Fund distributions and proceeds (if any).
Securities Lending
If your shares of a Fund are loaned out pursuant to a securities lending arrangement, you may lose the ability to treat Fund dividends that are paid while the shares are held by the borrower as qualified dividend income, and you may lose the ability to use non-U.S. tax credits passed through by the Fund.
Fund of Funds
If a Fund invests in an Underlying Fund, short-term capital gains earned by the Underlying Fund, if any, will be ordinary income when distributed to the Fund and will not be offset by the Fund’s capital losses. To the extent such Fund is expected to invest in an Underlying Fund, the Fund’s realized losses on sales of shares of the Underlying Fund may be indefinitely or permanently deferred as “wash sales.” Capital loss carryforwards of the Underlying Fund, if any, will not offset net capital gains of the Fund.
Taxes on the Sale of Exchange-Listed Fund Shares
Any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term capital gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares that have been held for one year or less is generally treated as a short-term capital gain or loss. However, any capital loss on a sale of Fund shares held for six months or less is treated as a long-term capital loss to the extent that capital gain dividends were paid with respect to such shares. Any such capital gains, including from sales of Fund shares or from capital gain dividends, are included in “net investment income” for purposes of the 3.8% U.S. federal Medicare contribution tax mentioned above.
Creations and Redemptions
Prior to being traded in the secondary market, Fund shares are “created” at NAV by Authorized Participants (i.e., market makers, large investors and other financial institutions) in block-size Creation Units or multiples thereof. Fund shares are created or redeemed only in Creation Units, and only Authorized Participants may create or redeem Creation Units with the Funds.
Each Authorized Participant is a member or participant of a clearing agency registered with the SEC and has entered into a written agreement with the Funds’ Distributor, an affiliate of BFA. The agreement allows the Authorized Participant to place orders for the purchase and redemption of Creation Units. Authorized Participants may create or redeem Creation Units for their own accounts or for customers, including, without limitation, affiliates of the Funds. Creation transactions are subject to acceptance by the Distributor and the relevant Fund.
Generally, there are three transaction methods for creating and redeeming Fund shares: in-kind securities (“in-kind”), partial cash and all cash.
In-Kind. In a creation transaction, an Authorized Participant deposits into a Fund a “creation basket,” which is a portfolio of securities or other assets designated by the Fund, as well as a cash amount. The Authorized Participant receives a specified number of Creation Units in return. In a redemption transaction, an Authorized Participant deposits Creation Units with a Fund and receives from the Fund a “redemption basket,” which is a portfolio of securities or other assets designated by the Fund, as well as a cash amount.
Partial Cash. In a creation transaction, an Authorized Participant deposits into a Fund a creation basket and a cash amount, including cash that replaces a security or other asset in the creation basket, in exchange for Creation Units. In a redemption transaction, an Authorized Participant deposits Creation Units with a Fund and receives from the Fund a redemption basket and a cash amount, including cash that replaces a security or other asset in the redemption basket.
All Cash. In a creation transaction, an Authorized Participant deposits into a Fund an amount of cash specified by the Fund in exchange for Creation Units. In a redemption transaction, an Authorized Participant deposits Creation Units with a Fund and receives from the Fund a specified amount of cash.
The creation and redemption baskets for a Fund may differ in composition, and certain iShares ETFs accept “custom baskets.” More information about custom baskets is provided in the Funds’ SAI.
Each Fund generally engages in creation and redemption transactions according to the method indicated in the table below. In certain circumstances, however, a Fund may use another transaction method (e.g., an in-kind Fund may transact partially or fully in cash).
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Fund	In-Kind	Partial	All Cash
iShares Large Cap Accelerated Outcome ETF		✓
iShares Large Cap Max Buffer Mar ETF		✓
iShares Large Cap Max Buffer Jun ETF		✓
iShares Large Cap Max Buffer Sep ETF		✓
iShares Large Cap Max Buffer Dec ETF		✓
The prices at which creations and redemptions occur are based on the next calculation of a Fund’s NAV after a creation or redemption order is tendered in an acceptable form under the Authorized Participant agreement. In the event of a system failure or other interruption, including disruptions at market makers or Authorized Participants, creation and redemption orders may not be executed according to a Fund’s instructions or may not be executed at all.
Additional information about the creation and redemption of Creation Units (including the cut-off times for the receipt of creation and redemption orders) is included in the Funds’ SAI.
The Funds do not impose restrictions on the frequency of purchases and redemptions of Fund shares directly with a Fund. The Board determined not to adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of Fund shares because each Fund generally sells and redeems its shares directly through transactions that are in-kind and/or for cash, with a deadline for placing cash-related transactions no later than the close of the primary markets for the Fund’s portfolio securities. However, the Funds have taken certain measures (e.g., imposing transaction fees on purchases and redemptions of Creation Units and reserving the right to reject purchases of Creation Units under certain circumstances) to minimize the potential consequences of frequent cash purchases and redemptions by Authorized Participants, such as increased tracking error, disruption of portfolio management, dilution to the Funds, and/or increased transaction costs. Further, the vast majority of trading in Fund shares occurs on the secondary market, which does not involve the Funds directly, and such trading is unlikely to cause many of the harmful effects of frequent cash purchases or redemptions of Fund shares.
To the extent a Fund engages in in-kind transactions, the Fund intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the 1933 Act. Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined in Rule 144A under the 1933 Act, will not be able to receive restricted securities eligible for resale under Rule 144A.
Because Fund shares may be created and issued on an ongoing basis, at any point during the life of a Fund a “distribution,” as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.
Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.
Householding
Householding is an option available to certain Fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Abu Dhabi Global Market Disclosures
The following applies with respect to iShares Large Cap Max Buffer Mar ETF, iShares Large Cap Max Buffer Jun ETF, iShares Large Cap Max Buffer Sep ETF and iShares Large Cap Max Buffer Dec ETF:
This Prospectus may not be distributed in or from the Abu Dhabi Global Market except to such persons meeting the “Professional Client” criteria set out in Rule 2.4.1 of the conduct of business rules (“COBs”) in the Financial Services Regulatory Authority of the Abu Dhabi Global Market (“FSRA”) handbook. This Prospectus and any related document are strictly not directed to any person who would be considered a “Retail Client” in the ADGM under the COBs.
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No Fund is subject to any form of regulation or approval by the FSRA. The FSRA accepts no responsibility for reviewing or verifying the Prospectus or any other documents in connection with any Fund. Accordingly, the FSRA has not approved this Prospectus or any other associated documents nor taken any steps to verify the information set out in this Prospectus and has no responsibility for it.
The shares of a Fund may be illiquid and/or subject to restrictions on their resale with respect to Professional Clients in the ADGM. Prospective investors should conduct their own due diligence on a Fund.
If you do not understand the contents of this Prospectus, you should consult your personal financial advisor.
Distribution
The Distributor or its agent distributes Creation Units for the Funds on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor has no role in determining the policies of the Funds or the securities or other assets (as applicable) that are purchased or sold by the Funds. The Distributor’s principal address is 50 Hudson Yards, New York, NY 10001.
BFA or its affiliates make payments to broker-dealers, registered investment advisers, banks or other intermediaries (together, “intermediaries”) related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, data provision services, or their making shares of the Funds available to their customers generally and in certain investment programs. Such payments, which may be significant to the intermediary, are not made by the Funds. Rather, such payments are made by BFA or its affiliates from their own resources, which come directly or indirectly in part from fees paid by the Funds. Payments of this type are sometimes referred to as revenue-sharing payments. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the payments or other financial incentives the intermediary is eligible to receive. Therefore, such payments or other financial incentives that are offered or made to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend the Funds over another investment. More information regarding these payments is contained in the applicable SAI. Please contact your salesperson or other investment professional for more information regarding any such payments that their firm may receive from BFA or its affiliates.
Financial Highlights
The financial highlights table for each Fund is intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the period since the Fund’s inception. Certain information reflects financial results for a single Fund share. The total return information represents the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, is included in each Fund’s Form N-CSR (available upon request).
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For a share outstanding throughout each period:

iShares Large Cap Accelerated Outcome ETF
Period From 01/15/25(a) to 07/31/25
Net asset value, beginning of period	$25.00
Net investment income(b)	0.09
Net realized and unrealized gain(c)	0.82
Net increase from investment operations	0.91
Net asset value, end of period	$25.91
Total Return(d)
Based on net asset value	3.64%(e)
Ratios to Average Net Assets(f)
Total expenses	0.50%(g)
Total expenses after fees waived	0.47%(g)
Net investment income	0.69%(g)
Supplemental Data
Net assets, end of period (000)	$13,473
Portfolio turnover rate(h)	2%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Where applicable, assumes the reinvestment of distributions.
(e) Not annualized.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Annualized.
(h) Portfolio turnover rate excludes in-kind transactions, if any.
For a share outstanding throughout each period:

iShares Large Cap Max Buffer Mar ETF
Period From 03/31/25(a) to 07/31/25
Net asset value, beginning of period	$25.00
Net investment income(b)	0.05
Net realized and unrealized gain(c)	0.76
Net increase from investment operations	0.81
Net asset value, end of period	$25.81
Total Return(d)
Based on net asset value	3.25%(e)
Ratios to Average Net Assets(f)
Total expenses	0.50%(g)
Total expenses after fees waived	0.47%(g)
Net investment income	0.65%(g)
Supplemental Data
Net assets, end of period (000)	$38,203
Portfolio turnover rate(h)	0%(i)
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Where applicable, assumes the reinvestment of distributions.
(e) Not annualized.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Annualized.
(h) Portfolio turnover rate excludes in-kind transactions, if any.
(i) Rounds to less than 0.5%.
21

For a share outstanding throughout each period:

	iShares Large Cap Max Buffer Jun ETF
	Year Ended 07/31/25	Period From 06/28/24(a) to 07/31/24
Net asset value, beginning of period	$25.24	$25.00
Net investment income (loss)(b)	0.25	(0.01)
Net realized and unrealized gain(c)	2.31	0.25
Net increase from investment operations	2.56	0.24
Distributions(d)
From net investment income	(0.17)	—
From net realized gain	(0.04)	—
Total distributions	(0.21)	—
Net asset value, end of period	$27.59	$25.24
Total Return(e)
Based on net asset value	10.21%	0.95%(f)
Ratios to Average Net Assets(g)
Total expenses	0.50%	0.50%(h)(i)
Total expenses after fees waived	0.47%	0.47%(h)(i)
Net investment income (loss)	0.96%	(0.42)%(h)(i)
Supplemental Data
Net assets, end of period (000)	$161,134	$72,687
Portfolio turnover rate(j)	1%	0%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i)
Interest expense was not annualized in the calculation of the ratios. If interest expense was annualized, the total expenses, total expenses after fees waived and net investment loss would have been 0.51%, 0.48% and (0.43)%, respectively.

(j) Portfolio turnover rate excludes in-kind transactions, if any.
22

For a share outstanding throughout each period:

iShares Large Cap Max Buffer Sep ETF
Period From 09/30/24(a) to 07/31/25
Net asset value, beginning of period	$25.00
Net investment income(b)	0.17
Net realized and unrealized gain(c)	1.24
Net increase from investment operations	1.41
Distributions from net investment income(d)	(0.07)
Net asset value, end of period	$26.34
Total Return(e)
Based on net asset value	5.65%(f)
Ratios to Average Net Assets(g)
Total expenses	0.50%(h)
Total expenses after fees waived	0.47%(h)
Net investment income	0.81%(h)
Supplemental Data
Net assets, end of period (000)	$86,402
Portfolio turnover rate(i)	0%(j)
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
(j) Rounds to less than 0.5%.
For a share outstanding throughout each period:

iShares Large Cap Max Buffer Dec ETF
Period From 12/31/24(a) to 07/31/25
Net asset value, beginning of period	$25.00
Net investment income(b)	0.10
Net realized and unrealized gain(c)	0.90
Net increase from investment operations	1.00
Net asset value, end of period	$26.00
Total Return(d)
Based on net asset value	4.01%(e)(f)
Ratios to Average Net Assets(g)
Total expenses	0.50%(h)(i)
Total expenses after fees waived	0.47%(h)
Net investment income	0.72%(h)
Supplemental Data
Net assets, end of period (000)	$86,331
Portfolio turnover rate(j)	3%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Where applicable, assumes the reinvestment of distributions.
(e) Not annualized.
(f) Includes payment from an affiliate, which had no impact on the Fund's total return.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Includes payment from an affiliate with no financial impact to the expense ratios.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
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Want to know more?
iShares.com  | 1-800-474-2737 (1-800-iShares)
Information on each Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at www.iShares.com. Copies of each Fund’s Prospectus, SAI, shareholder reports and other information, as applicable and when available, can be found at www.iShares.com. For more information about a Fund, you may request a copy of the Fund’s SAI. The SAI provides detailed information about the Fund and is incorporated by reference into the Fund’s Prospectus. This means that the SAI, for legal purposes, is a part of the Fund’s Prospectus.
Additional information about each Fund's investments is, or will be, available in the Fund's Annual and Semi-Annual Reports to shareholders and in Form N-CSR. In a Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.
If you have any questions about the Trust or shares of a Fund or you wish to obtain a Fund’s SAI, Semi-Annual or Annual Report free of charge, please:
Call:	1-800-iShares or 1-800-474-2737 (toll free) Monday through Friday, 8:30 a.m. to 6:30 p.m. (Eastern time)
Email:	iSharesETFs@blackrock.com
Write:	c/o BlackRock Investments, LLC 1 University Square Drive, Princeton, NJ 08540
Reports and other information about each Fund are available on the EDGAR database on the SEC's website at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
No person is authorized to give any information or to make any representations about a Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.
©2025 BlackRock, Inc. All rights reserved. iSHARES® and BLACKROCK® are registered trademarks of BlackRock Fund Advisors and its affiliates. All other marks are the property of their respective owners.
Investment Company Act File No.: 811-09729
IS-P- 731D-1125

NOVEMBER 28, 2025

Prospectus
iShares Trust
●iShares China Large-Cap ETF | FXI | NYSE Arca
●iShares Global Equity Factor ETF | GLOF | NYSE Arca
●iShares International Equity Factor ETF | INTF | NYSE Arca
●iShares International Small-Cap Equity Factor ETF | ISCF | NYSE Arca
●iShares MSCI EAFE Growth ETF | EFG | Cboe BZX
●iShares MSCI EAFE Min Vol Factor ETF | EFAV | Cboe BZX
●iShares MSCI EAFE Small-Cap ETF | SCZ | Nasdaq
●iShares MSCI EAFE Value ETF | EFV | Cboe BZX
●iShares MSCI Europe Small-Cap ETF | IEUS | Nasdaq
●iShares MSCI Intl Momentum Factor ETF | IMTM | NYSE Arca
●iShares MSCI Intl Quality Factor ETF | IQLT | NYSE Arca
●iShares MSCI Intl Value Factor ETF | IVLU | NYSE Arca

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summaries

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iSHARES® CHINA LARGE-CAP ETF
Ticker: FXIStock Exchange: NYSE Arca
Investment Objective
The iShares China Large-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization Chinese equities that trade on the Hong Kong Stock Exchange.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
0.73%	None	0.00%	0.73%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$75	$233	$406	$906
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the FTSE China 50 Index (the “Underlying Index”), which is designed to measure the performance of the largest companies in the Chinese equity market that trade on the Stock Exchange of Hong Kong (SEHK) and are available to international investors, as determined by FTSE International Limited (the “Index Provider” or “FTSE”). The Underlying Index consists of 50 of the largest and most actively traded Chinese companies. H-Shares, P-Chips and Red-Chips are eligible for inclusion in the Underlying Index. Other Chinese share classes are ineligible.
Securities in the Underlying Index are weighted based on the total market value of their shares, so that securities with higher total market values generally have a higher representation in the Underlying Index. Each security in the Underlying Index is a current constituent of the FTSE All-World Index. Individual constituents are capped such that no individual stock represents more than 9% of the Underlying Index and all companies that individually have a weight greater than 4.5% in aggregate represent no more than 38% of the Underlying Index.
As of July 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the consumer goods and services, financials and technology industries or sectors. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
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Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by FTSE, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Risk of Investing in China. Investments in Chinese securities, including certain Hong Kong-listed and U.S.-listed securities, are subject to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. Despite economic and market reforms in recent decades, the Chinese government’s control over certain sectors and enterprises and significant regulation of investment and industry are still pervasive. Chinese companies are subject to the risk that Chinese authorities can intervene in their operations and structure. Chinese markets generally continue to experience inefficiency, a lack of publicly available information and/or political and social instability and may be subject to volatility and pricing anomalies resulting from governmental influence. Internal social unrest or confrontations with other countries, including military conflicts in response to such events, may disrupt China’s economy and markets and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher inflation.
China has experienced security concerns, such as terrorism and strained international relations. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, export controls, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers in which the Fund invests. Incidents involving China’s or the region’s security may adversely affect the Chinese economy and markets and the Fund’s investments.
The Chinese economy is highly reliant on trade. A reduction in spending on Chinese products and services, supply chain diversification, the institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions or a trade war between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The Underlying Index may include companies that are subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. So long as these restrictions do not include restrictions on investments, the Fund is generally expected to invest in such companies, consistent with its objective to track the performance of the Underlying Index.
Chinese companies, including those listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, or for other reasons, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining
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information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies.
Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. Any change in the operations of entities in a VIE structure, the status of VIE contractual arrangements or the legal or regulatory environment in China could result in significant, and possibly permanent and/or total, losses for investments in VIE issuers. The Fund does not select investments based on investor protection considerations.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Consumer Goods and Services Companies Risk. Consumer goods and services companies face risks related to changes in consumer preferences and disposable income, commodity prices, government regulation, supply chain disruptions, damage to brand or reputation, economic slowdown and labor shortages, among other things.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on the repatriation of foreign currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning. In addition, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.
Custody Risk. Less developed securities markets are more likely to experience problems with the clearing and settlement of trades, as well as the custody of securities and other assets by local banks, agents and depositories. These issues may have an adverse impact on the Fund, including losses or delays in payments, delivery or recovery of money or other assets.
Financial Companies Risk. Financial services companies are subject to extensive governmental regulation and intervention, which may adversely affect their profitability, the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain and their size, among other things. Financial services companies also may be significantly affected by, among other things, interest rates, economic conditions, volatility in financial markets, credit rating downgrades, adverse public perception, exposure concentration and counterparty risk.
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Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
National Closed Market Trading Risk. To the extent that securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other funds.
Non-Diversification Risk. The Fund is classified as “non-diversified.” This means that, compared with funds that are classified as “diversified,” the Fund may invest a greater percentage of its assets in securities or other instruments representing a small number of issuers or counterparties and thus may be more susceptible to the risks associated with these particular issuers or counterparties. As a result, the Fund's performance may depend to a greater extent on the performance of a small number of issuers or counterparties, which may lead to more volatility in the Fund’s NAV.
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. These risks include greater market volatility, less market liquidity, higher transaction costs, expropriation, confiscatory taxation, adverse changes in foreign investment or currency control regulations, restrictions on the repatriation of capital, and political instability. Non-U.S. issuers may be subject to different accounting, audit and financial reporting standards than U.S. issuers, and there may be less publicly available information about non-U.S. issuers. Foreign market trading hours, different clearing and settlement procedures, and holiday schedules may limit the Fund's ability to engage in portfolio transactions. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. The Fund is specifically exposed to Asian Economic Risk.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Reliance on Trading Partners Risk. The Fund invests in a country whose economy is heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund's investments. Through its holdings of securities of certain issuers, the Fund is specifically exposed to Asian Economic Risk and U.S. Economic Risk.
Risk of Investing in Emerging Markets. Investments in emerging markets may be subject to a greater risk of loss than investments in more developed markets. The risks of emerging markets may include, among others, greater market volatility; political, legal, economic, and social instability; less developed securities markets, including settlement, custody and valuation processes; government expropriation or nationalization of assets; greater volatility in currency exchange rates; more capital controls; less governmental supervision and regulation; and less stringent accounting, auditing and disclosure requirements. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies, and shareholders may have limited legal remedies. The Fund does not select investments based on investor protection considerations. Emerging market securities may face liquidity challenges, and the Fund may be unable to liquidate its positions in such securities at a favorable time or price.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Technology Companies Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes
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in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from the Fund’s obligation, if any, for foreign withholding taxes; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. A Fund that tracks an index with exposure to non-U.S. issuers may experience higher tracking error than ETFs that do not track such indexes.
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The price received by the Fund also may differ from the value used by the Underlying Index. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
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Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of an appropriate broad-based securities market index and the Underlying Index. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	36.56%	September 30, 2025
During the periods shown in the chart:
Best Quarter	21.90%	September 30, 2024
Worst Quarter	-24.04%	September 30, 2015
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Five Years	Ten Years
(Inception Date: 10/5/2004)
Return Before Taxes	30.10%	-4.75%	-0.60%
Return After Taxes on Distributions	29.72%	-5.12%	-0.99%
Return After Taxes on Distributions and Sale of Fund Shares	18.36%	-3.41%	-0.25%
FTSE Emerging All Cap Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	11.62%	3.27%	4.35%
FTSE China 50 Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	31.98%	-3.84%	0.23%

1Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
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Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Jennifer Hsui, Matt Waldron, Peter Sietsema and Steven White (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Hsui, Mr. Waldron, Mr. Sietsema and Mr. White have been Portfolio Managers of the Fund since 2012, 2025, 2025 and 2025, respectively.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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iSHARES® GLOBAL EQUITY FACTOR ETF
Ticker: GLOFStock Exchange: NYSE Arca
Investment Objective
The iShares Global Equity Factor ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization developed and emerging market stocks that have favorable exposure to target style factors subject to constraints.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the Fund’s total return but is not included in the Fund’s ratio of expenses to average net assets. Both figures are shown in the Financial Highlights section of the Fund’s prospectus (the “Prospectus”). BFA, the investment adviser to the Fund, has contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to  investments by the Fund in other series of the Trust and iShares, Inc. until November 29, 2030. The contractual waiver may be terminated prior to November 29, 2030 only upon the written agreement of the Trust and BFA.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
0.20%	None	0.00%	0.00%	0.20%	(0.00)%	0.20%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$20	$64	$113	$255
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the STOXX Global Equity Factor Index (the “Underlying Index”), which is a rules-based equity index provided by STOXX Ltd. (the “Index Provider” or “STOXX”). The Underlying Index is composed of large- and mid-capitalization equity securities from the STOXX World AC Index (the “Parent Index”) that are selected and weighted using an optimization process designed to maximize exposure to five target factors: momentum, quality, value, low volatility and size. The Underlying Index seeks to control exposure to, among other things, industries and countries, limit turnover and maintain a level of risk similar to that of the Parent Index. The Parent Index is a free float market capitalization-weighted index designed to measure the performance of large- and mid-capitalization companies from developed and emerging markets. Large- and mid-capitalization companies, as calculated by the Index Provider, represent approximately the top 85% of the investable market
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capitalization of each developed and emerging market country included in the Parent Index, as determined by STOXX.
The momentum score is calculated from the following signals: price momentum, earnings momentum and earnings announcement drift (i.e., the difference between a stock’s performance on and immediately following an earnings announcement date).
The quality score is calculated from the following signals: gross profitability, share dilution, accruals, changes in net operating assets, carbon emissions intensity and greenhouse gas (“GHG”) reduction targets. Carbon emissions intensity is based on the issuer’s Scope 1 and Scope 2 GHG emissions (i.e., direct emissions from sources that an issuer owns or controls and indirect emissions from the issuer’s purchase of energy) relative to peers in its Industry Classification Benchmark (“ICB”) Supersector, as reported by Institutional Shareholder Services (“ISS”). The GHG targets signal is based on the robustness of an issuer’s GHG reduction targets, including whether they are part of the Science Based Targets initiative (“SBTi”) framework; this is assessed by ISS based on its own ESG ratings data and SBTi data.
The value score is calculated from the following signals: current book value-to-price ratio, dividend yield (i.e., 12-month trailing dividend divided by total market capitalization), earnings yield (i.e., 12-month net income divided by total market capitalization), cash flow yield (i.e., 12-month cash flow divided by total market capitalization) and time series normalized cash flow yield over the previous 36 months.
The low volatility score is based on prior 12-month volatility, as calculated by the Index Provider.
The size score seeks to measure an issuer’s market capitalization relative to other companies in the Parent Index.
The maximum weight of a single security is 10%, and the sum of security weights that are individually greater than 4.5% must be less than 22.5% of the Underlying Index. The Index Provider also applies other constraints, such as country and sector exposures relative to the Parent Index, among others. The Underlying Index is reviewed and rebalanced quarterly.
As of July 31, 2025, the Underlying Index consisted of approximately 600 constituents from companies in the following countries or regions: Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Philippines, Poland, Qatar, Saudi Arabia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, the United Arab Emirates, the United Kingdom (the “U.K.”) and the U.S.
As of July 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the consumer goods and services, financials and technology industries or sectors. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index and Parent Index are sponsored by STOXX, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and Parent Index and publishes information regarding the market value of the Underlying Index and Parent Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”),
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trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Risk of Investing in the U.S. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. These risks include greater market volatility, less market liquidity, higher transaction costs, expropriation, confiscatory taxation, adverse changes in foreign investment or currency control regulations, restrictions on the repatriation of capital, and political instability. Non-U.S. issuers may be subject to different accounting, audit and financial reporting standards than U.S. issuers, and there may be less publicly available information about non-U.S. issuers. Foreign market trading hours, different clearing and settlement procedures, and holiday schedules may limit the Fund's ability to engage in portfolio transactions. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.
Style Factors Risk. Each of the five equity style factors (i.e., momentum, quality, value, low volatility and low size) that determine the weight of each component security in the Underlying Index has characteristics that may cause the Fund to underperform the Parent Index or the market as a whole.
Momentum Factor Risk. Securities that previously exhibited greater momentum characteristics may not continue to experience positive momentum, and such a change could occur quickly. Momentum securities may experience more volatility than the market as a whole.
Quality Factor Risk. Securities that previously exhibited greater quality characteristics than other securities may not continue to be quality securities. Many factors can impact a security’s quality and performance, and such factors and their impact may be difficult to predict.
Value Factor Risk. Value securities are those issued by companies that may be perceived as undervalued. Such securities may decline in price or fail to appreciate for long periods of time, and they may never realize their full potential value.
Low Volatility Factor Risk. Low volatility securities may underperform the broader market during periods of strong, rising or speculative stock prices. The prices of such securities may not be any less volatile (and could be more volatile) than the market as a whole.
Low Size Factor Risk. Companies with relatively smaller market capitalization within the Fund’s capitalization range may be less stable and more susceptible to adverse developments. Low size securities may be more volatile and less liquid than securities on the larger end of the Fund’s capitalization range.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole,
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to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Consumer Goods and Services Companies Risk. Consumer goods and services companies face risks related to changes in consumer preferences and disposable income, commodity prices, government regulation, supply chain disruptions, damage to brand or reputation, economic slowdown and labor shortages, among other things.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on the repatriation of foreign currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning. In addition, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.
ESG Risk. To the extent that the Underlying Index uses criteria related to the ESG characteristics of issuers, this may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds whose underlying index does not use ESG criteria. The Underlying Index’s use of ESG criteria may result in the Fund investing in, or allocating greater weight to, securities or market sectors that underperform the market as a whole or underperform other funds that use ESG criteria. In addition, the use of representative sampling may result in divergence of the Fund’s overall ESG characteristics or ESG risk from those of the Underlying Index. The Index Provider may evaluate security-level ESG data and, if applicable, ESG objectives or constraints that are relevant to the Underlying Index only at index reviews or rebalances. Securities included in the Underlying Index may cease to meet the relevant ESG criteria but may nevertheless remain in the Underlying Index and the Fund until the next review or rebalance by the Index Provider. As a result, certain securities in the Underlying Index, or the Underlying Index as a whole, may not meet the relevant ESG objectives or constraints at all times.
Financial Companies Risk. Financial services companies are subject to extensive governmental regulation and intervention, which may adversely affect their profitability, the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain and their size, among other things. Financial services companies also may be significantly affected by, among other things, interest rates, economic conditions, volatility in financial markets, credit rating downgrades, adverse public perception, exposure concentration and counterparty risk.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders of the Fund, including an Authorized Participant, a third-party investor, the Fund’s adviser, an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may hold their investment in the Fund for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of Fund shares.
Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
Mid-Capitalization Companies Risk. Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments. The securities of mid-capitalization companies may be more volatile and less liquid than those of large-capitalization companies. As a result, the Fund’s share price may be more volatile than that of a fund with a greater investment in large-capitalization stocks.
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National Closed Market Trading Risk. To the extent that securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other funds.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Reliance on Trading Partners Risk. The Fund invests in countries or regions whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund's investments.
Risk of Investing in China. Investments in Chinese securities, including certain Hong Kong-listed and U.S.-listed securities, are subject to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. Despite economic and market reforms in recent decades, the Chinese government’s control over certain sectors and enterprises and significant regulation of investment and industry are still pervasive. Chinese companies are subject to the risk that Chinese authorities can intervene in their operations and structure. Chinese markets generally continue to experience inefficiency, a lack of publicly available information and/or political and social instability and may be subject to volatility and pricing anomalies resulting from governmental influence. Internal social unrest or confrontations with other countries, including military conflicts in response to such events, may disrupt China’s economy and markets and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher inflation.
China has experienced security concerns, such as terrorism and strained international relations. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, export controls, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers in which the Fund invests. Incidents involving China’s or the region’s security may adversely affect the Chinese economy and markets and the Fund’s investments.
The Chinese economy is highly reliant on trade. A reduction in spending on Chinese products and services, supply chain diversification, the institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions or a trade war between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The Underlying Index may include companies that are subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. So long as these restrictions do not include restrictions on investments, the Fund is generally expected to invest in such companies, consistent with its objective to track the performance of the Underlying Index.
Chinese companies, including those listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, or for other reasons, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies.
Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. Any change in the operations of entities in a VIE structure, the status of VIE contractual arrangements or the legal or regulatory environment in China could result in significant, and possibly permanent and/or total, losses for investments in VIE issuers. The Fund does not select investments based on investor protection considerations.
Risk of Investing in Developed Countries. The Fund’s investment in  developed country issuers will subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in
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its portfolio securities as a result of the system of share registration and custody in Russia. Governments, including the U.S., the U.K., the E.U., and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities, and jurisdictions may also institute broader sanctions on Russia. Russia has issued a number of countersanctions, some of which restrict the distribution of profits by limited liability companies (e.g., dividends), and prohibit Russian persons from entering into transactions with designated persons from “unfriendly states” as well as the export of raw materials or other products from Russia to certain sanctioned persons.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, import and export restrictions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian companies in which the Fund invests. Actual and threatened responses to Russian military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and are likely to have collateral impacts on such sectors globally. Russian companies may be unable to pay dividends and, if they pay dividends, the Fund may be unable to receive them. As a result of sanctions, the Fund is currently restricted from trading in Russian securities, including those in its portfolio, and the Underlying Index has removed Russian securities. It is unknown when, or if, sanctions may be lifted or the Fund’s ability to trade in Russian securities will resume.
Risk of Investing in Saudi Arabia. Investing in Saudi Arabian issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to Saudi Arabia. The economy of Saudi Arabia is dominated by petroleum exports. A sustained decrease in petroleum prices could have a negative impact on all aspects of the economy. Investments in the securities of Saudi Arabian issuers involve risks not typically associated with investments in securities of issuers in more developed countries, which may negatively affect the value of the Fund’s investments. Such heightened risks may include, among others, the expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, crime and instability as a result of religious, ethnic and/or socioeconomic unrest. Instability in the Middle East region could adversely impact the economy of Saudi Arabia, and there is no assurance of political stability in Saudi Arabia.
The ability of foreign investors to invest in the securities of Saudi Arabian companies could be restricted by the Saudi Arabian government at any time, and unforeseen risks could materialize with respect to foreign ownership of such securities. There are a number of ways to conduct transactions in equity securities in the
Saudi Arabian market. The Fund generally expects to transact in a manner so that it is not limited by Saudi Arabian regulations to a single broker. However, there may be a limited number of brokers who can provide services to the Fund, which may have an adverse impact on the prices, quantity or timing of Fund transactions.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Technology Companies Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from the Fund’s obligation, if any, for foreign withholding taxes; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. A Fund that tracks an index with exposure to non-U.S. issuers may experience higher tracking error than ETFs that do not track such indexes.
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The price received by the Fund also may differ from the value used by the Underlying Index. In addition, the value of the securities or other assets in the Fund’s portfolio may change
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on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
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Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of an appropriate broad-based securities market index and the Underlying Index. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	20.09%	September 30, 2025
During the periods shown in the chart:
Best Quarter	16.93%	June 30, 2020
Worst Quarter	-22.70%	March 31, 2020
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Five Years	Since Fund Inception
(Inception Date: 4/28/2015)
Return Before Taxes	17.46%	9.36%	8.05%
Return After Taxes on Distributions	16.63%	8.73%	7.49%
Return After Taxes on Distributions and Sale of Fund Shares	10.72%	7.28%	6.40%
S&P Global Broad Market Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	16.24%	9.44%	8.41%
STOXX Global Equity Factor Index (Spliced)[1,2] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	17.12%	9.47%	8.20%

1Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.
2The STOXX Global Equity Factor Index (Spliced) reflects the performance of the MSCI ACWI Diversified Multiple-Factor Index (Net) through February 28, 2023 and the STOXX Global Equity Factor Index (Net) thereafter, which reflect the times when each index was the Underlying Index of the Fund.
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
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Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Jennifer Hsui, Matt Waldron, Peter Sietsema and Steven White (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Hsui, Mr. Waldron, Mr. Sietsema and Mr. White have been Portfolio Managers of the Fund since 2015, 2025, 2025 and 2025, respectively.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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iSHARES® INTERNATIONAL EQUITY FACTOR ETF
Ticker: INTFStock Exchange: NYSE Arca
Investment Objective
The iShares International Equity Factor ETF (the “Fund”) seeks to track the investment results of an index composed of global developed market large- and mid-capitalization stocks, excluding the U.S., that have favorable exposure to target style factors subject to constraints.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
0.15%	None	0.01%	0.16%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$16	$52	$90	$205
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the STOXX International Equity Factor Index (the “Underlying Index”), which is a rules-based equity index provided by STOXX Ltd. (the “Index Provider”or “STOXX”). The Underlying Index is composed of large-, mid-, and small-capitalization equity securities from the STOXX Global 1800 ex USA index (the “Parent Index”) that are selected and weighted using an optimization process designed to maximize exposure to five target factors: momentum, quality, value, low volatility and size. The Underlying Index also seeks to mitigate exposure to unintended systematic exposures, limit turnover and maintain a level of risk similar to that of the Parent Index. The Parent Index measures the performance of the largest companies of the developed equity market excluding the U.S., as defined by the Index Provider.
The momentum score is calculated from the following signals: price momentum, earnings momentum and earnings announcement drift (i.e., the difference between a stock’s performance on and immediately following an earnings announcement date).
The quality score is calculated from the following signals: gross profitability, share dilution, accruals, changes in net operating assets, carbon emissions intensity and greenhouse gas (“GHG”) reduction targets. Carbon emissions intensity is based on the issuer’s Scope 1 and Scope 2 GHG emissions (i.e., direct emissions from sources that an issuer owns or controls and indirect emissions from the issuer’s purchase of energy) relative to peers in its Industry Classification Benchmark (“ICB”) Supersector, as reported by Institutional Shareholder Services (“ISS”). The GHG targets signal is based on the robustness of an issuer's GHG reduction targets, including whether they are part of
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the Science Based Targets initiative (“SBTi”) framework; this is assessed by ISS based on its own ESG ratings data and SBTi data.
The value score is calculated from the following signals: current book value-to-price ratio, dividend yield (i.e., 12-month trailing dividend divided by total market capitalization), earnings yield (i.e., 12-month net income divided by total market capitalization), cash flow yield (i.e., 12-month cash flow divided by total market capitalization) and time series normalized cash flow yield over the previous 36 months.
The low volatility score is based on prior 12-month volatility, as calculated by the Index Provider. The size score seeks to measure an issuer’s market capitalization relative to other companies in the Parent Index.
The maximum weight of a single security is 10%, and the sum of security weights that are individually greater than 4.5% must be less than 22.5% of the Underlying Index. The Index Provider also applies other constraints, such as country and sector exposures relative to the Parent Index, among others. The Underlying Index is reviewed and rebalanced quarterly.
As of July 31, 2025, the Underlying Index consisted of approximately 457 constituents from companies from the following countries or regions: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Poland, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom (the “U.K.”). As of July 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the consumer goods and services, financials and industrials industries or sectors. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying
Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index and Parent Index are sponsored by STOXX, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and Parent Index and publishes information regarding the market value of the Underlying Index and Parent Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. These risks include greater market volatility, less market liquidity, higher transaction costs, expropriation, confiscatory taxation, adverse changes in foreign investment or currency control regulations, restrictions on the repatriation of capital, and political instability. Non-U.S. issuers may be subject to different accounting, audit and financial reporting standards than U.S. issuers, and there may be less publicly available information about non-U.S. issuers. Foreign market trading hours, different clearing and settlement procedures, and holiday schedules may limit the Fund's ability to engage in portfolio transactions. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. The Fund is specifically exposed to Asian Economic Risk and European Economic Risk.
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Style Factors Risk. Each of the five equity style factors (i.e., momentum, quality, value, low volatility and low size) that determine the weight of each component security in the Underlying Index has characteristics that may cause the Fund to underperform the Parent Index or the market as a whole.
Momentum Factor Risk. Securities that previously exhibited greater momentum characteristics may not continue to experience positive momentum, and such a change could occur quickly. Momentum securities may experience more volatility than the market as a whole.
Quality Factor Risk. Securities that previously exhibited greater quality characteristics than other securities may not continue to be quality securities. Many factors can impact a security’s quality and performance, and such factors and their impact may be difficult to predict.
Value Factor Risk. Value securities are those issued by companies that may be perceived as undervalued. Such securities may decline in price or fail to appreciate for long periods of time, and they may never realize their full potential value.
Low Volatility Factor Risk. Low volatility securities may underperform the broader market during periods of strong, rising or speculative stock prices. The prices of such securities may not be any less volatile (and could be more volatile) than the market as a whole.
Low Size Factor Risk. Companies with relatively smaller market capitalization within the Fund’s capitalization range may be less stable and more susceptible to adverse developments. Low size securities may be more volatile and less liquid than securities on the larger end of the Fund’s capitalization range.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Consumer Goods and Services Companies Risk. Consumer goods and services companies face risks related to changes in consumer preferences and disposable income, commodity prices, government regulation, supply chain disruptions, damage to brand or reputation, economic slowdown and labor shortages, among other things.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on the repatriation of foreign currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning. In addition, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.
ESG Risk. To the extent that the Underlying Index uses criteria related to the ESG characteristics of issuers, this may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds whose underlying index does not use ESG criteria. The Underlying Index’s use of ESG criteria may result in the Fund investing in, or allocating greater weight to, securities or market sectors that
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underperform the market as a whole or underperform other funds that use ESG criteria. In addition, the use of representative sampling may result in divergence of the Fund’s overall ESG characteristics or ESG risk from those of the Underlying Index. The Index Provider may evaluate security-level ESG data and, if applicable, ESG objectives or constraints that are relevant to the Underlying Index only at index reviews or rebalances. Securities included in the Underlying Index may cease to meet the relevant ESG criteria but may nevertheless remain in the Underlying Index and the Fund until the next review or rebalance by the Index Provider. As a result, certain securities in the Underlying Index, or the Underlying Index as a whole, may not meet the relevant ESG objectives or constraints at all times.
Financial Companies Risk. Financial services companies are subject to extensive governmental regulation and intervention, which may adversely affect their profitability, the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain and their size, among other things. Financial services companies also may be significantly affected by, among other things, interest rates, economic conditions, volatility in financial markets, credit rating downgrades, adverse public perception, exposure concentration and counterparty risk.
Industrial Companies Risk. Industrial companies face a number of risks, including supply chain and distribution disruptions, business interruptions, product obsolescence, third-party vendor risks, cyber attacks, trade disputes, product recalls, liability claims, scarcity of materials or parts, excess capacity, changes in consumer preferences, and volatility in commodity prices and currencies. The performance of such companies may also be affected by technological developments, labor relations, legislative and regulatory changes, government spending policies, and changes in domestic and international economies.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
Mid-Capitalization Companies Risk. Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments. The securities of mid-capitalization companies may be more volatile and less liquid than those of large-capitalization companies. As a result, the Fund’s share price may be more volatile than that of a fund with a greater investment in large-capitalization stocks.
National Closed Market Trading Risk. To the extent that securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other funds.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Reliance on Trading Partners Risk. The Fund invests in countries or regions whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund's investments. Through its holdings of securities of certain issuers, the Fund is specifically exposed to Asian Economic Risk,  European Economic Risk and U.S. Economic Risk.
Risk of Investing in China. Investments in Chinese securities, including certain Hong Kong-listed and U.S.-listed securities, are subject to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. Despite economic and market reforms in recent decades, the Chinese government’s control over certain sectors and
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enterprises and significant regulation of investment and industry are still pervasive. Chinese companies are subject to the risk that Chinese authorities can intervene in their operations and structure. Chinese markets generally continue to experience inefficiency, a lack of publicly available information and/or political and social instability and may be subject to volatility and pricing anomalies resulting from governmental influence. Internal social unrest or confrontations with other countries, including military conflicts in response to such events, may disrupt China’s economy and markets and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher inflation.
China has experienced security concerns, such as terrorism and strained international relations. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, export controls, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers in which the Fund invests. Incidents involving China’s or the region’s security may adversely affect the Chinese economy and markets and the Fund’s investments.
The Chinese economy is highly reliant on trade. A reduction in spending on Chinese products and services, supply chain diversification, the institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions or a trade war between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The Underlying Index may include companies that are subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. So long as these restrictions do not include restrictions on investments, the Fund is generally expected to invest in such companies, consistent with its objective to track the performance of the Underlying Index.
Chinese companies, including those listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, or for other reasons, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies.
Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. Any change in the operations of entities in a VIE structure, the status of VIE contractual arrangements or the legal or regulatory environment in China could result in significant, and possibly permanent and/or total, losses for investments in
VIE issuers. The Fund does not select investments based on investor protection considerations.
Risk of Investing in Developed Countries. The Fund’s investment in  developed country issuers will subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Risk of Investing in Japan. Investing in Japanese issuers subjects the Fund to legal, regulatory, political, economic, currency, geographic and security risks that are specific to Japan. Japan’s economy depends heavily on international trade, oil and other commodity imports, and government policy supporting its exports. Other risks facing the Japanese economy include significant public debt and deficits, currency fluctuations, and labor shortages due to an aging and declining population. Japan’s relations with its neighbors have been strained at times, which could adversely affect its markets and economy. Japan is also vulnerable to natural disasters.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from the Fund’s obligation, if any, for foreign withholding taxes; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. A Fund that tracks an index with
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exposure to non-U.S. issuers may experience higher tracking error than ETFs that do not track such indexes.
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The price received by the Fund also may differ from the value used by the Underlying Index. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
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Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of an appropriate broad-based securities market index and the Underlying Index. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	27.71%	September 30, 2025
During the periods shown in the chart:
Best Quarter	17.91%	December 31, 2022
Worst Quarter	-24.89%	March 31, 2020
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Five Years	Since Fund Inception
(Inception Date: 4/28/2015)
Return Before Taxes	5.89%	4.77%	4.59%
Return After Taxes on Distributions	5.07%	4.02%	3.93%
Return After Taxes on Distributions and Sale of Fund Shares	4.15%	3.75%	3.63%
S&P Developed ex US Broad Market Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	3.25%	4.42%	4.25%
STOXX International Equity Factor Index (Spliced)[1,2] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	5.96%	4.77%	4.66%

1Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.
2The STOXX International Equity Factor Index (Spliced) reflects the performance of the MSCI World ex USA Diversified Multiple-Factor Index (Net) through May 31, 2022 and the STOXX International Equity Factor Index (Net) thereafter, which reflect the times when each index was the Underlying Index of the Fund.
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
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Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Jennifer Hsui, Matt Waldron, Peter Sietsema and Steven White (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Hsui, Mr. Waldron, Mr. Sietsema and Mr. White have been Portfolio Managers of the Fund since 2015, 2025, 2025 and 2025, respectively.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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iSHARES® INTERNATIONAL SMALL-CAP EQUITY FACTOR ETF
Ticker: ISCFStock Exchange: NYSE Arca
Investment Objective
The iShares International Small-Cap Equity Factor ETF (the “Fund”) seeks to track the investment results of an index composed of global developed market small-capitalization stocks, excluding the U.S., that have favorable exposure to target style factors subject to constraints.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
0.23%	None	0.01%	0.24%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$25	$77	$135	$306
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the STOXX International Small-Cap Equity Factor Index (the “Underlying Index”), which is a rules-based equity index provided by STOXX Ltd. (the “Index Provider” or “STOXX”). The Underlying Index is composed of small-capitalization equity securities from the STOXX International Developed Markets Small Cap Index (the “Parent Index”) that are selected and weighted using an optimization process designed to maximize exposure to four target factors: momentum, quality, value, and low volatility. The Underlying Index seeks to control exposure to, among other things, industries and countries, limit turnover and maintain a level of risk similar to that of the Parent Index. The Parent Index is a free float market capitalization-weighted index designed to measure the performance of small-capitalization companies from developed market countries excluding the U.S. Small-capitalization companies represent approximately the bottom 15% of the investable market capitalization of each developed market country included in the Parent Index, as determined by STOXX.
The momentum score is calculated from the following signals: price momentum, earnings momentum and earnings announcement drift (i.e., the difference between a stock’s performance on and immediately following an earnings announcement date).
The quality score is calculated from the following signals: gross profitability, share dilution, accruals, changes in net operating assets, carbon emissions intensity and greenhouse gas (“GHG”) reduction targets. Carbon emissions intensity is based on the issuer’s Scope 1 and Scope 2 GHG emissions (i.e., direct
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emissions from sources that an issuer owns or controls and indirect emissions from the issuer’s purchase of energy) relative to peers in its Industry Classification Benchmark (“ICB”) Supersector, as reported by Institutional Shareholder Services (“ISS”). The GHG targets signal is based on the robustness of an issuer’s GHG reduction targets, including whether they are part of the Science Based Targets initiative (“SBTi”) framework; this is assessed by ISS based on its own ESG ratings data and SBTi data.
The value score is calculated from the following signals: current book value-to-price ratio, dividend yield (i.e., 12-month trailing dividend divided by total market capitalization), earnings yield (i.e., 12-month net income divided by total market capitalization), cash flow yield (i.e., 12-month cash flow divided by total market capitalization) and time series normalized cash flow yield over the previous 36 months.
The low volatility score is based on prior 12-month volatility, as calculated by the Index Provider.
The maximum weight of a single security is 10%, and the sum of security weights that are individually greater than 4.5% must be less than 22.5% of the Underlying Index. The Index Provider also applies other constraints, such as country and sector exposures relative to the Parent Index, among others. The Underlying Index is reviewed and rebalanced quarterly.
As of July 31, 2025, the Underlying Index consisted of approximately 1,092 constituents from companies in the following countries or regions: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom (the “U.K.”).
As of July 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the consumer goods and services and industrials industries or sectors. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index and Parent Index are sponsored by STOXX, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and Parent Index and publishes information regarding the market value of the Underlying Index and Parent Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. These risks include greater market volatility, less market liquidity, higher transaction costs, expropriation, confiscatory taxation, adverse changes in foreign investment or currency control regulations, restrictions on the repatriation of capital, and political instability. Non-U.S. issuers may be subject to different accounting, audit and financial reporting standards than U.S. issuers, and there may be less publicly available information about non-U.S. issuers. Foreign market trading hours, different clearing and settlement procedures, and holiday schedules may limit the Fund's ability to
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engage in portfolio transactions. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. The Fund is specifically exposed to Asian Economic Risk and European Economic Risk.
Small-Capitalization Companies Risk. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments. The securities of small-capitalization companies may be more volatile and less liquid than those of mid- and large-capitalization companies. As a result, the Fund’s share price may be more volatile than that of a fund with a greater investment in large- or mid-capitalization stocks.
Style Factors Risk. Each of the four equity style factors (i.e., momentum, quality, value and low volatility) that determine the weight of each component security in the Underlying Index has characteristics that may cause the Fund to underperform the Parent Index or the market as a whole.
Momentum Factor Risk. Securities that previously exhibited greater momentum characteristics may not continue to experience positive momentum, and such a change could occur quickly. Momentum securities may experience more volatility than the market as a whole.
Quality Factor Risk. Securities that previously exhibited greater quality characteristics than other securities may not continue to be quality securities. Many factors can impact a security’s quality and performance, and such factors and their impact may be difficult to predict.
Value Factor Risk. Value securities are those issued by companies that may be perceived as undervalued. Such securities may decline in price or fail to appreciate for long periods of time, and they may never realize their full potential value.
Low Volatility Factor Risk. Low volatility securities may underperform the broader market during periods of strong, rising or speculative stock prices. The prices of such securities may not be any less volatile (and could be more volatile) than the market as a whole.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Consumer Goods and Services Companies Risk. Consumer goods and services companies face risks related to changes in consumer preferences and disposable income, commodity prices, government regulation, supply chain disruptions, damage to brand or reputation, economic slowdown and labor shortages, among other things.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on the repatriation of foreign currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning. In addition, the Fund may
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incur costs in connection with conversions between U.S. dollars and foreign currencies.
ESG Risk. To the extent that the Underlying Index uses criteria related to the ESG characteristics of issuers, this may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds whose underlying index does not use ESG criteria. The Underlying Index’s use of ESG criteria may result in the Fund investing in, or allocating greater weight to, securities or market sectors that underperform the market as a whole or underperform other funds that use ESG criteria. In addition, the use of representative sampling may result in divergence of the Fund’s overall ESG characteristics or ESG risk from those of the Underlying Index. The Index Provider may evaluate security-level ESG data and, if applicable, ESG objectives or constraints that are relevant to the Underlying Index only at index reviews or rebalances. Securities included in the Underlying Index may cease to meet the relevant ESG criteria but may nevertheless remain in the Underlying Index and the Fund until the next review or rebalance by the Index Provider. As a result, certain securities in the Underlying Index, or the Underlying Index as a whole, may not meet the relevant ESG objectives or constraints at all times.
Industrial Companies Risk. Industrial companies face a number of risks, including supply chain and distribution disruptions, business interruptions, product obsolescence, third-party vendor risks, cyber attacks, trade disputes, product recalls, liability claims, scarcity of materials or parts, excess capacity, changes in consumer preferences, and volatility in commodity prices and currencies. The performance of such companies may also be affected by technological developments, labor relations, legislative and regulatory changes, government spending policies, and changes in domestic and international economies.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
National Closed Market Trading Risk. To the extent that securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other funds.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Reliance on Trading Partners Risk. The Fund invests in countries or regions whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund's investments. Through its holdings of securities of certain issuers, the Fund is specifically exposed to Asian Economic Risk and European Economic Risk.
Risk of Investing in China. Investments in Chinese securities, including certain Hong Kong-listed and U.S.-listed securities, are subject to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. Despite economic and market reforms in recent decades, the Chinese government’s control over certain sectors and enterprises and significant regulation of investment and industry are still pervasive. Chinese companies are subject to the risk that Chinese authorities can intervene in their operations and structure. Chinese markets generally continue to experience inefficiency, a lack of publicly available information and/or political and social instability and may be subject to volatility and pricing anomalies resulting from governmental influence. Internal social unrest or confrontations with other countries, including military conflicts in response to such events, may disrupt China’s economy and markets and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher inflation.
China has experienced security concerns, such as terrorism and strained international relations. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, export controls,
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tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers in which the Fund invests. Incidents involving China’s or the region’s security may adversely affect the Chinese economy and markets and the Fund’s investments.
The Chinese economy is highly reliant on trade. A reduction in spending on Chinese products and services, supply chain diversification, the institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions or a trade war between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The Underlying Index may include companies that are subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. So long as these restrictions do not include restrictions on investments, the Fund is generally expected to invest in such companies, consistent with its objective to track the performance of the Underlying Index.
Chinese companies, including those listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, or for other reasons, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies.
Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. Any change in the operations of entities in a VIE structure, the status of VIE contractual arrangements or the legal or regulatory environment in China could result in significant, and possibly permanent and/or total, losses for investments in VIE issuers. The Fund does not select investments based on investor protection considerations.
Risk of Investing in Developed Countries. The Fund’s investment in  developed country issuers will subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Risk of Investing in Japan. Investing in Japanese issuers subjects the Fund to legal, regulatory, political, economic, currency, geographic and security risks that are specific to Japan. Japan’s economy depends heavily on international trade, oil and other commodity imports, and government policy supporting its exports. Other risks facing the Japanese economy include significant public debt and deficits, currency fluctuations, and labor shortages due to an aging and declining population. Japan’s relations with its neighbors have been strained at times, which could adversely affect its markets and economy. Japan is also vulnerable to natural disasters.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from the Fund’s obligation, if any, for foreign withholding taxes; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. A Fund that tracks an index with exposure to non-U.S. issuers may experience higher tracking error than ETFs that do not track such indexes.
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The price received by the Fund also may differ from the value used by the Underlying Index. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
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Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of an appropriate broad-based securities market index and the Underlying Index. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	30.57%	September 30, 2025
During the periods shown in the chart:
Best Quarter	19.86%	June 30, 2020
Worst Quarter	-27.25%	March 31, 2020
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Five Years	Since Fund Inception
(Inception Date: 4/28/2015)
Return Before Taxes	4.33%	3.84%	5.71%
Return After Taxes on Distributions	3.32%	2.98%	4.99%
Return After Taxes on Distributions and Sale of Fund Shares	3.32%	2.92%	4.49%
S&P Developed ex US Broad Market Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	3.25%	4.42%	4.25%
STOXX International Small-Cap Equity Factor Index (Spliced)[1,2] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	4.67%	4.09%	5.96%

1Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.
2The STOXX International Small-Cap Equity Factor Index (Spliced) reflects the performance of the MSCI World ex USA Small Cap Diversified Multiple-Factor Index (Net) through February 28, 2023 and the STOXX International Small-Cap Equity Factor Index (Net) thereafter, which reflect the times when each index was the Underlying Index of the Fund.
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
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Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Jennifer Hsui, Matt Waldron, Peter Sietsema and Steven White (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Hsui, Mr. Waldron, Mr. Sietsema and Mr. White have been Portfolio Managers of the Fund since 2015, 2025, 2025 and 2025, respectively.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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iSHARES® MSCI EAFE GROWTH ETF
Ticker: EFGStock Exchange: Cboe BZX
Investment Objective
The iShares MSCI EAFE Growth ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities, excluding the U.S. and Canada, that exhibit growth characteristics.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
0.34%	None	0.00%	0.34%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$35	$109	$191	$431
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the MSCI EAFE Growth Index (the “Underlying Index”), which is a subset of the MSCI EAFE Index. The MSCI EAFE Index has been developed by MSCI Inc. (the “Index Provider” or “MSCI”) to measure the equity market performance of developed markets outside of the U.S. and Canada.
Constituents of the Underlying Index include securities of companies located in Europe, Australasia and the Far East. The Underlying Index generally represents approximately 50% of the free float-adjusted market capitalization of the MSCI EAFE Index and consists of those securities classified by MSCI as most representing the growth style. MSCI uses five variables to identify growth style securities: long-term forward earnings per share (“EPS”) growth rate, short-term forward EPS growth rate, current internal growth rate, long-term historical EPS growth trend and long-term historical sales per share growth trend. MSCI uses a specialized framework to attribute both value and growth style characteristics to each security within the MSCI EAFE Index. Each security is evaluated based on certain value factors and growth factors, which are then used to calculate a value score and a growth score. Based upon these two scores, MSCI determines the extent to which each security is assigned to the value or growth style. It is possible for a single security to have representation in both the value and growth style indexes; however, no more than 100% of a security’s float-adjusted market capitalization will be included within the combined style framework. The Underlying Index includes large- and mid-capitalization companies and may change over time.
As of July 31, 2025, the Underlying Index consisted of securities from the following countries or regions: Australia, Austria,
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Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom (the “U.K.”). As of July 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the consumer goods and services and industrials industries or sectors. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by MSCI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Risk of Investing in Developed Countries. The Fund’s investment in  developed country issuers will subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Growth Securities Risk. Growth securities are those issued by companies whose earnings growth potential appears to be greater than the market in general and whose revenue growth is expected to continue for an extended period of time. The prices of growth securities may be more volatile than those of other types of investments and can decline rapidly and significantly in reaction to negative news. Growth securities may underperform value securities and other types of assets as well as the overall stock market. Growth securities may go in and out of favor over time, which could affect the performance of the Fund.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could
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have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Consumer Goods and Services Companies Risk. Consumer goods and services companies face risks related to changes in consumer preferences and disposable income, commodity prices, government regulation, supply chain disruptions, damage to brand or reputation, economic slowdown and labor shortages, among other things.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on the repatriation of foreign currency.
Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning. In addition, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.
Industrial Companies Risk. Industrial companies face a number of risks, including supply chain and distribution disruptions, business interruptions, product obsolescence, third-party vendor risks, cyber attacks, trade disputes, product recalls, liability claims, scarcity of materials or parts, excess capacity, changes in consumer preferences, and volatility in commodity prices and currencies. The performance of such companies may also be affected by technological developments, labor relations, legislative and regulatory changes, government spending policies, and changes in domestic and international economies.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
National Closed Market Trading Risk. To the extent that securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign
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market on the Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other funds.
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. These risks include greater market volatility, less market liquidity, higher transaction costs, expropriation, confiscatory taxation, adverse changes in foreign investment or currency control regulations, restrictions on the repatriation of capital, and political instability. Non-U.S. issuers may be subject to different accounting, audit and financial reporting standards than U.S. issuers, and there may be less publicly available information about non-U.S. issuers. Foreign market trading hours, different clearing and settlement procedures, and holiday schedules may limit the Fund's ability to engage in portfolio transactions. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. The Fund is specifically exposed to Asian Economic Risk and European Economic Risk.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Reliance on Trading Partners Risk. The Fund invests in countries or regions whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund's investments. Through its holdings of securities of certain issuers, the Fund is specifically exposed to Asian Economic Risk, European Economic Risk and U.S. Economic Risk.
Risk of Investing in Japan. Investing in Japanese issuers subjects the Fund to legal, regulatory, political, economic, currency, geographic and security risks that are specific to Japan. Japan’s economy depends heavily on international trade, oil and other commodity imports, and government policy supporting its exports. Other risks facing the Japanese economy include significant public debt and deficits, currency fluctuations, and labor shortages due to an aging and declining population. Japan’s relations with its neighbors have been strained at times, which could adversely affect its markets and economy. Japan is also vulnerable to natural disasters.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from the Fund’s obligation, if any, for foreign withholding taxes; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. A Fund that tracks an index with exposure to non-U.S. issuers may experience higher tracking error than ETFs that do not track such indexes.
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The price received by the Fund also may differ from the value used by the Underlying Index. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
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Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of an appropriate broad-based securities market index and the Underlying Index. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	19.29%	September 30, 2025
During the periods shown in the chart:
Best Quarter	16.91%	June 30, 2020
Worst Quarter	-17.57%	March 31, 2020
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Five Years	Ten Years
(Inception Date: 8/1/2005)
Return Before Taxes	1.46%	3.72%	5.55%
Return After Taxes on Distributions	1.13%	3.45%	5.26%
Return After Taxes on Distributions and Sale of Fund Shares	1.19%	2.95%	4.50%
MSCI ACWI ex USA Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	5.53%	4.10%	4.80%
MSCI EAFE Growth Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	2.05%	4.00%	5.84%

1Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
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Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Jennifer Hsui, Matt Waldron, Peter Sietsema and Steven White (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Hsui, Mr. Waldron, Mr. Sietsema and Mr. White have been Portfolio Managers of the Fund since 2012, 2025, 2025 and 2025, respectively.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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iSHARES® MSCI EAFE MIN
VOL FACTOR ETF
Ticker: EFAVStock Exchange: Cboe BZX
Investment Objective
The iShares MSCI EAFE Min Vol Factor ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities that, in the aggregate, have lower volatility characteristics relative to the broader developed equity markets, excluding the U.S. and Canada.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
0.20%	None	0.00%	0.20%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$20	$64	$113	$255
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the MSCI EAFE Minimum Volatility (USD) Index (the “Underlying Index”), which has been developed by MSCI Inc. (the “Index Provider” or “MSCI”) to measure the performance of international equity securities (excluding the U.S. and Canada) that in the aggregate have lower volatility relative to the MSCI EAFE Index (the “Parent Index”), which is a capitalization-weighted index. In constructing the Underlying Index, MSCI uses a rules-based methodology to select securities from the Parent Index and to determine their weightings. In order to determine weightings of securities within the Underlying Index, MSCI seeks to optimize the Parent Index such that the resulting portfolio exhibits the lowest absolute volatility, as measured by MSCI, while applying constraints based on turnover, minimum and maximum weightings of index constituents, sectors, and countries as well as factor constraints (for example, liquidity and financial leverage) as measured by MSCI. The Underlying Index is reconstituted quarterly. At each reconstitution, one-way turnover is capped at 5%.
The Underlying Index includes stocks from Europe, Australasia, the Middle East and the Far East and, as of July 31, 2025, consisted of securities from the following 20 developed market countries or regions: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Switzerland and the United Kingdom (the “U.K.”). The Underlying Index includes large- and mid-capitalization companies and may change over time. As of July 31, 2025, a significant portion of the Underlying Index is represented by securities of
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companies in the consumer goods and services and financials industries or sectors. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index and Parent Index are sponsored by MSCI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and Parent Index and publishes information regarding the market value of the Underlying Index and Parent Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Risk of Investing in Developed Countries. The Fund’s investment in  developed country issuers will subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Low Volatility Risk. A low volatility strategy may underperform the broader market during periods of strong, rising or speculative stock prices. In addition, there is a risk that the Fund may experience more than minimum volatility. Securities in the Fund’s portfolio may be subject to price volatility, and their prices may not be less volatile (and could be more volatile) than the market as a whole, which could adversely affect the Fund’s NAV.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included
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components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Consumer Goods and Services Companies Risk. Consumer goods and services companies face risks related to changes in consumer preferences and disposable income, commodity prices, government regulation, supply chain disruptions, damage to brand or reputation, economic slowdown and labor shortages, among other things.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on the repatriation of foreign currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning. In addition, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.
Financial Companies Risk. Financial services companies are subject to extensive governmental regulation and intervention, which may adversely affect their profitability, the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain and their size, among other things. Financial services companies also may be significantly affected by, among other things, interest rates, economic conditions, volatility in financial markets, credit rating downgrades, adverse public perception, exposure concentration and counterparty risk.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
Mid-Capitalization Companies Risk. Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments. The securities of mid-capitalization companies may be more volatile and less liquid than those of large-capitalization companies. As a result, the Fund’s share price may be more volatile than that of a fund with a greater investment in large-capitalization stocks.
National Closed Market Trading Risk. To the extent that securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a
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foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other funds.
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. These risks include greater market volatility, less market liquidity, higher transaction costs, expropriation, confiscatory taxation, adverse changes in foreign investment or currency control regulations, restrictions on the repatriation of capital, and political instability. Non-U.S. issuers may be subject to different accounting, audit and financial reporting standards than U.S. issuers, and there may be less publicly available information about non-U.S. issuers. Foreign market trading hours, different clearing and settlement procedures, and holiday schedules may limit the Fund's ability to engage in portfolio transactions. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. The Fund is specifically exposed to Asian Economic Risk and European Economic Risk.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Reliance on Trading Partners Risk. The Fund invests in countries or regions whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund's investments. Through its holdings of securities of certain issuers, the Fund is specifically exposed to Asian Economic Risk, European Economic Risk and U.S. Economic Risk.
Risk of Investing in Japan. Investing in Japanese issuers subjects the Fund to legal, regulatory, political, economic, currency, geographic and security risks that are specific to Japan. Japan’s economy depends heavily on international trade, oil and other commodity imports, and government policy supporting its exports. Other risks facing the Japanese economy include significant public debt and deficits, currency fluctuations, and labor shortages due to an aging and declining population. Japan’s relations with its neighbors have been strained at times, which could adversely affect its markets and economy. Japan is also vulnerable to natural disasters.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from the Fund’s obligation, if any, for foreign withholding taxes; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. A Fund that tracks an index with exposure to non-U.S. issuers may experience higher tracking error than ETFs that do not track such indexes.
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The price received by the Fund also may differ from the value used by the Underlying Index. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
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Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of an appropriate broad-based securities market index and the Underlying Index. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	22.64%	September 30, 2025
During the periods shown in the chart:
Best Quarter	13.11%	December 31, 2022
Worst Quarter	-16.41%	March 31, 2020
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Five Years	Ten Years
(Inception Date: 10/18/2011)
Return Before Taxes	5.28%	1.50%	4.31%
Return After Taxes on Distributions	4.61%	1.01%	3.65%
Return After Taxes on Distributions and Sale of Fund Shares	3.81%	1.23%	3.39%
MSCI All Country World Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	17.49%	10.06%	9.23%
MSCI EAFE Minimum Volatility Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	5.42%	1.46%	4.32%

1Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
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Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Jennifer Hsui, Matt Waldron, Peter Sietsema and Steven White (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Hsui, Mr. Waldron, Mr. Sietsema and Mr. White have been Portfolio Managers of the Fund since 2012, 2025, 2025 and 2025, respectively.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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iSHARES® MSCI EAFE SMALL-CAP ETF
Ticker: SCZStock Exchange: Nasdaq
Investment Objective
The iShares MSCI EAFE Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization developed market equities, excluding the U.S. and Canada.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
0.40%	None	0.00%	0.40%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$41	$128	$224	$505
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the MSCI EAFE Small Cap Index (the “Underlying Index”), which represents the small-capitalization segment of the MSCI EAFE IMI Index. The MSCI EAFE IMI Index is an equity index developed by MSCI Inc. (the “Index Provider” or “MSCI”) that captures large-, mid- and small-capitalization representation across developed markets outside of the U.S. and Canada. Constituents of the Underlying Index include securities from Europe, Australasia and the Far East. Under MSCI’s Global Investable Market Index (IMI) methodology, the small-capitalization universe consists of securities of those companies not included in the large-capitalization or mid-capitalization segments of a particular market, which together comprise approximately 85% of each market’s free float-adjusted market capitalization. The small-cap segment covers the 85%-99% range of each market’s free float-adjusted market capitalization.
As of July 31, 2025, the Underlying Index consisted of securities from the following 21 developed market countries or regions: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom (the “U.K.”). As of July 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the consumer goods and services and industrials industries or sectors. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection.
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Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by MSCI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Risk of Investing in Developed Countries. The Fund’s investment in  developed country issuers will subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Small-Capitalization Companies Risk. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments. The securities of small-capitalization companies may be more volatile and less liquid than those of mid- and large-capitalization companies. As a result, the Fund’s share price may be more volatile than that of a fund with a greater investment in large- or mid-capitalization stocks.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of
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creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Consumer Goods and Services Companies Risk. Consumer goods and services companies face risks related to changes in consumer preferences and disposable income, commodity prices, government regulation, supply chain disruptions, damage to brand or reputation, economic slowdown and labor shortages, among other things.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on the repatriation of foreign currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning. In addition, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.
Industrial Companies Risk. Industrial companies face a number of risks, including supply chain and distribution disruptions, business interruptions, product obsolescence, third-party vendor risks, cyber attacks, trade disputes, product recalls, liability claims, scarcity of materials or parts, excess capacity, changes in consumer preferences, and volatility in commodity prices and currencies. The performance of such companies may also be affected by technological developments, labor relations, legislative and regulatory changes, government spending policies, and changes in domestic and international economies.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
National Closed Market Trading Risk. To the extent that securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other funds.
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. These risks include greater market volatility, less market liquidity, higher transaction costs, expropriation, confiscatory taxation, adverse changes in foreign investment or currency control regulations, restrictions on the repatriation of capital, and political instability. Non-U.S. issuers may be subject to different accounting, audit and financial reporting standards than U.S. issuers, and there may be less publicly available information about non-U.S. issuers. Foreign market trading hours, different clearing and settlement procedures, and holiday schedules may limit the Fund's ability to engage in portfolio transactions. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. The Fund is specifically exposed to Asian Economic Risk and European Economic Risk.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Reliance on Trading Partners Risk. The Fund invests in countries or regions whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund's investments. Through its holdings of securities of certain issuers, the Fund is specifically exposed to Asian Economic Risk, European Economic Risk and U.S. Economic Risk.
Risk of Investing in China. Investments in Chinese securities, including certain Hong Kong-listed and U.S.-listed securities, are subject to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. Despite economic and market reforms in recent decades, the
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Chinese government’s control over certain sectors and enterprises and significant regulation of investment and industry are still pervasive. Chinese companies are subject to the risk that Chinese authorities can intervene in their operations and structure. Chinese markets generally continue to experience inefficiency, a lack of publicly available information and/or political and social instability and may be subject to volatility and pricing anomalies resulting from governmental influence. Internal social unrest or confrontations with other countries, including military conflicts in response to such events, may disrupt China’s economy and markets and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher inflation.
China has experienced security concerns, such as terrorism and strained international relations. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, export controls, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers in which the Fund invests. Incidents involving China’s or the region’s security may adversely affect the Chinese economy and markets and the Fund’s investments.
The Chinese economy is highly reliant on trade. A reduction in spending on Chinese products and services, supply chain diversification, the institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions or a trade war between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The Underlying Index may include companies that are subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. So long as these restrictions do not include restrictions on investments, the Fund is generally expected to invest in such companies, consistent with its objective to track the performance of the Underlying Index.
Chinese companies, including those listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, or for other reasons, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies.
Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. Any change in the operations of entities in a VIE structure, the status of VIE contractual arrangements or the legal or regulatory environment in China could result in significant, and possibly permanent and/or total, losses for investments in VIE issuers. The Fund does not select investments based on investor protection considerations.
Risk of Investing in Japan. Investing in Japanese issuers subjects the Fund to legal, regulatory, political, economic, currency, geographic and security risks that are specific to Japan. Japan’s economy depends heavily on international trade, oil and other commodity imports, and government policy supporting its exports. Other risks facing the Japanese economy include significant public debt and deficits, currency fluctuations, and labor shortages due to an aging and declining population. Japan’s relations with its neighbors have been strained at times, which could adversely affect its markets and economy. Japan is also vulnerable to natural disasters.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from the Fund’s obligation, if any, for foreign withholding taxes; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. A Fund that tracks an index with exposure to non-U.S. issuers may experience higher tracking error than ETFs that do not track such indexes.
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The price received by the Fund also may differ from the value used by the Underlying Index. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
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Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of an appropriate broad-based securities market index and the Underlying Index. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	28.76%	September 30, 2025
During the periods shown in the chart:
Best Quarter	19.79%	June 30, 2020
Worst Quarter	-27.61%	March 31, 2020
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Five Years	Ten Years
(Inception Date: 12/10/2007)
Return Before Taxes	1.35%	2.14%	5.38%
Return After Taxes on Distributions	0.58%	1.58%	4.75%
Return After Taxes on Distributions and Sale of Fund Shares	1.44%	1.70%	4.27%
MSCI ACWI ex USA Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	5.53%	4.10%	4.80%
MSCI EAFE Small Cap Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	1.82%	2.30%	5.52%

1Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
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Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Jennifer Hsui, Matt Waldron, Peter Sietsema and Steven White (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Hsui, Mr. Waldron, Mr. Sietsema and Mr. White have been Portfolio Managers of the Fund since 2012, 2025, 2025 and 2025, respectively.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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iSHARES® MSCI EAFE VALUE ETF
Ticker: EFVStock Exchange: Cboe BZX
Investment Objective
The iShares MSCI EAFE Value ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities, excluding the U.S. and Canada, that exhibit value characteristics.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
0.31%	None	0.00%	0.31%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$32	$100	$174	$393
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the MSCI EAFE Value Index (the “Underlying Index”), which is a subset of the MSCI EAFE Index. The MSCI EAFE Index has been developed by MSCI Inc. (the “Index Provider” or “MSCI”) to measure the equity market performance of developed markets outside of the U.S. and Canada.
Constituents of the Underlying Index include securities from Europe, Australasia and the Far East. The Underlying Index targets approximately 50% coverage of the free float-adjusted market capitalization of the MSCI EAFE Index and consists of those securities classified by MSCI as most representing the value style of investing. Securities classified in this style generally tend to have higher value characteristics (i.e., higher book value to price, 12-month forward earnings to price and dividend yield). MSCI uses a specialized framework to attribute both value and growth style characteristics to each security within the MSCI EAFE Index. Each security is evaluated based on certain value factors and growth factors, which are then used to calculate a value score and growth score. Based upon these two scores, MSCI determines the extent to which each security is assigned to the value or growth style. It is possible for a single security to have representation in both the value and growth style indexes; however, no more than 100% of a security’s float-adjusted market capitalization will be included within the combined style framework. The Underlying Index includes large- and mid-capitalization companies and may change over time.
As of July 31, 2025, the Underlying Index consisted of securities from the following countries or regions: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom (the “U.K.”). As of July 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in
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the consumer goods and services and financials industries or sectors. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by MSCI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Risk of Investing in Developed Countries. The Fund’s investment in  developed country issuers will subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Value Securities Risk. Value securities are those issued by companies that may be perceived as undervalued. Such securities may decline in price or fail to appreciate for long periods of time, and they may never realize their full potential value. Value securities may underperform growth securities and other types of assets as well as the overall stock market. Value securities may go in and out of favor over time, which could affect the performance of the Fund.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider
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to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Consumer Goods and Services Companies Risk. Consumer goods and services companies face risks related to changes in consumer preferences and disposable income, commodity prices, government regulation, supply chain disruptions, damage to brand or reputation, economic slowdown and labor shortages, among other things.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on the repatriation of foreign currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning. In addition, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.
Financial Companies Risk. Financial services companies are subject to extensive governmental regulation and intervention, which may adversely affect their profitability, the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain and their size, among other things. Financial services companies also may be significantly affected by, among other things, interest rates, economic conditions, volatility in financial markets, credit rating downgrades, adverse public perception, exposure concentration and counterparty risk.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
Mid-Capitalization Companies Risk. Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments. The securities of mid-capitalization companies may be more volatile and less liquid than those of large-capitalization companies. As a result, the Fund’s share price may be more volatile than that of a fund with a greater investment in large-capitalization stocks.
National Closed Market Trading Risk. To the extent that securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other funds.
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. These risks include greater market volatility, less market liquidity, higher transaction costs, expropriation, confiscatory taxation, adverse changes in foreign investment or currency control regulations, restrictions on the repatriation of capital, and political instability. Non-U.S. issuers may be subject to different accounting, audit and financial reporting standards than U.S. issuers, and there may be less publicly available information about non-U.S. issuers. Foreign market trading hours, different clearing and settlement procedures, and holiday schedules may limit the Fund's ability to engage in portfolio transactions. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. The
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Fund is specifically exposed to Asian Economic Risk and European Economic Risk.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Reliance on Trading Partners Risk. The Fund invests in countries or regions whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund's investments. Through its holdings of securities of certain issuers, the Fund is specifically exposed to Asian Economic Risk, European Economic Risk and U.S. Economic Risk.
Risk of Investing in Japan. Investing in Japanese issuers subjects the Fund to legal, regulatory, political, economic, currency, geographic and security risks that are specific to Japan. Japan’s economy depends heavily on international trade, oil and other commodity imports, and government policy supporting its exports. Other risks facing the Japanese economy include significant public debt and deficits, currency fluctuations, and labor shortages due to an aging and declining population. Japan’s relations with its neighbors have been strained at times, which could adversely affect its markets and economy. Japan is also vulnerable to natural disasters.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from the Fund’s obligation, if any, for foreign withholding taxes; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. A Fund that tracks an index with exposure to non-U.S. issuers may experience higher tracking error than ETFs that do not track such indexes.
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The price received by the Fund also may differ from the value used by the Underlying Index. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
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Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of an appropriate broad-based securities market index and the Underlying Index. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	32.63%	September 30, 2025
During the periods shown in the chart:
Best Quarter	20.29%	December 31, 2022
Worst Quarter	-28.23%	March 31, 2020
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Five Years	Ten Years
(Inception Date: 8/1/2005)
Return Before Taxes	5.40%	5.02%	4.20%
Return After Taxes on Distributions	4.44%	4.17%	3.41%
Return After Taxes on Distributions and Sale of Fund Shares	4.17%	3.93%	3.33%
MSCI ACWI ex USA Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	5.53%	4.10%	4.80%
MSCI EAFE Value Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	5.68%	5.09%	4.31%

1Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
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Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Jennifer Hsui, Matt Waldron, Peter Sietsema and Steven White (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Hsui, Mr. Waldron, Mr. Sietsema and Mr. White have been Portfolio Managers of the Fund since 2012, 2025, 2025 and 2025, respectively.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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iSHARES® MSCI EUROPE SMALL-CAP ETF
Ticker: IEUSStock Exchange: Nasdaq
Investment Objective
The iShares MSCI Europe Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization developed market equities in Europe.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
0.40%	None	0.01%	0.41%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$42	$132	$230	$518
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the MSCI Europe Small Cap Index (the “Underlying Index”), which is a free float-adjusted, market capitalization-weighted index that captures small-capitalization representation across the 15 developed market countries in Europe, as defined by MSCI Inc. (the “Index Provider” or “MSCI”). The Underlying Index covers approximately 14% of the free float-adjusted market capitalization in the European equity markets. As of July 31, 2025, the Underlying Index consisted of securities from the following countries or regions: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom (the “U.K.”). As of July 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the consumer goods and services, financials and industrials industries or sectors. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other
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instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by MSCI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Risk of Investing in Europe. The Fund is more exposed to the economic and political risks of Europe and of the European countries in which it invests than funds whose investments are more geographically diversified. Adverse economic and political events, including war, in Europe may cause the Fund’s investments to decline in value. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member states of the European Union (the “EU”) that are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have historically experienced volatility and adverse trends and these events have and may in the future adversely affect the exchange rate of the euro and may significantly affect other European countries.
Small-Capitalization Companies Risk. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments. The securities of small-capitalization companies may be more volatile and less liquid than those of mid- and large-capitalization companies. As a result, the Fund’s share price may be more volatile than that of a fund with a greater investment in large- or mid-capitalization stocks.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in
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comparison to financial markets generally, a particular financial market, another index, or other asset classes.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Consumer Goods and Services Companies Risk. Consumer goods and services companies face risks related to changes in consumer preferences and disposable income, commodity prices, government regulation, supply chain disruptions, damage to brand or reputation, economic slowdown and labor shortages, among other things.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on the repatriation of foreign currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning. In addition, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.
Financial Companies Risk. Financial services companies are subject to extensive governmental regulation and intervention, which may adversely affect their profitability, the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain and their size, among other things. Financial services companies also may be significantly affected by, among other things, interest rates, economic conditions, volatility in financial markets, credit rating downgrades, adverse public perception, exposure concentration and counterparty risk.
Industrial Companies Risk. Industrial companies face a number of risks, including supply chain and distribution disruptions, business interruptions, product obsolescence, third-party vendor risks, cyber attacks, trade disputes, product recalls, liability claims, scarcity of materials or parts, excess capacity, changes in consumer preferences, and volatility in commodity prices and currencies. The performance of such companies may also be affected by technological developments, labor relations, legislative and regulatory changes, government spending policies, and changes in domestic and international economies.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
National Closed Market Trading Risk. To the extent that securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other funds.
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. These risks include greater market volatility, less market liquidity, higher transaction costs, expropriation, confiscatory taxation, adverse changes in foreign investment or currency control regulations, restrictions on the repatriation of capital, and political instability. Non-U.S. issuers may be subject to different accounting, audit and financial reporting standards than U.S. issuers, and there may be less publicly available information about non-U.S. issuers. Foreign market trading hours, different clearing and settlement procedures, and holiday schedules may limit the Fund's ability to engage in portfolio transactions. To the extent that investments are made in a limited number of countries, events in those
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countries will have a more significant impact on the Fund. The Fund is specifically exposed to European Economic Risk.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Reliance on Trading Partners Risk. The Fund invests in countries or regions whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund's investments. Through its holdings of securities of certain issuers, the Fund is specifically exposed to Asian Economic Risk, European Economic Risk  and U.S. Economic Risk.
Risk of Investing in China. Investments in Chinese securities, including certain Hong Kong-listed and U.S.-listed securities, are subject to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. Despite economic and market reforms in recent decades, the Chinese government’s control over certain sectors and enterprises and significant regulation of investment and industry are still pervasive. Chinese companies are subject to the risk that Chinese authorities can intervene in their operations and structure. Chinese markets generally continue to experience inefficiency, a lack of publicly available information and/or political and social instability and may be subject to volatility and pricing anomalies resulting from governmental influence. Internal social unrest or confrontations with other countries, including military conflicts in response to such events, may disrupt China’s economy and markets and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher inflation.
China has experienced security concerns, such as terrorism and strained international relations. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, export controls, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers in which the Fund invests. Incidents involving China’s or the region’s security may adversely affect the Chinese economy and markets and the Fund’s investments.
The Chinese economy is highly reliant on trade. A reduction in spending on Chinese products and services, supply chain diversification, the institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions or a trade war between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The Underlying Index may include companies that are subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. So long as these restrictions do not include restrictions on investments, the Fund is generally expected to invest in such companies, consistent with its objective to track the performance of the Underlying Index.
Chinese companies, including those listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, or for other reasons, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies.
Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. Any change in the operations of entities in a VIE structure, the status of VIE contractual arrangements or the legal or regulatory environment in China could result in significant, and possibly permanent and/or total, losses for investments in VIE issuers. The Fund does not select investments based on investor protection considerations.
Risk of Investing in Developed Countries. The Fund’s investment in  developed country issuers will subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Risk of Investing in the U.K. Investing in U.K. issuers subjects the Fund to legal, regulatory, political, economic, currency, geographic and security risks that are specific to the U.K. Economic downturns or political instability in its key trading partners, which include the United States and other European countries, could have an adverse effect on the U.K. economy. Following Brexit, certain trading matters between the U.K. and the European Union (the “EU”) remain unresolved, including with respect to financial services. The continuing uncertainty could have an adverse impact on the U.K. economy and currency.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to
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return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from the Fund’s obligation, if any, for foreign withholding taxes; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. A Fund that tracks an index with exposure to non-U.S. issuers may experience higher tracking error than ETFs that do not track such indexes.
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The price received by the Fund also may differ from the value used by the Underlying Index. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
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Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of an appropriate broad-based securities market index and the Underlying Index. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	27.94%	September 30, 2025
During the periods shown in the chart:
Best Quarter	21.96%	December 31, 2022
Worst Quarter	-30.48%	March 31, 2020
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Five Years	Ten Years
(Inception Date: 11/12/2007)
Return Before Taxes	-1.06%	1.95%	5.30%
Return After Taxes on Distributions	-1.63%	1.46%	4.76%
Return After Taxes on Distributions and Sale of Fund Shares	0.07%	1.64%	4.30%
MSCI ACWI ex USA Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	5.53%	4.10%	4.80%
MSCI Europe Small Cap Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	-0.96%	1.98%	5.31%

1Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
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Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Jennifer Hsui, Matt Waldron, Peter Sietsema and Steven White (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Hsui, Mr. Waldron, Mr. Sietsema and Mr. White have been Portfolio Managers of the Fund since 2012, 2025, 2025 and 2025, respectively.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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iSHARES® MSCI INTL MOMENTUM
FACTOR ETF
Ticker: IMTMStock Exchange: NYSE Arca
Investment Objective
The iShares MSCI Intl Momentum Factor ETF (the “Fund”) seeks to track the investment results of an index that measures the performance of international developed large- and mid-capitalization stocks exhibiting relatively higher momentum characteristics.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
0.30%	None	0.00%	0.30%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$31	$97	$169	$381
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 109% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the MSCI World ex USA Momentum Index (the “Underlying Index”), which consists of stocks exhibiting relatively higher momentum characteristics than the traditional market capitalization-weighted parent index, the MSCI World ex USA Index (the “Parent Index”), as determined by MSCI Inc. (the “Index Provider” or “MSCI”). The Parent Index includes equity securities in approximately the top 85% of equity market capitalization in developed market countries, as defined by the Index Provider, excluding the U.S. The Underlying Index is designed to reflect the performance of an equity momentum strategy that emphasizes stocks with high price momentum, while maintaining reasonably high trading liquidity, investment capacity and moderate index turnover.
 A risk-adjusted price momentum score, defined by MSCI as the excess return over the risk-free rate divided by the annualized standard deviation of weekly returns over the past three years, is calculated for each security in the Parent Index over 6- and 12-month time periods. The 6- and 12-month risk-adjusted price momentum calculations are then standardized at +/- 3 standard deviations and translated into an average momentum score.
The Underlying Index is reconstituted and rebalanced quarterly. At each reconstitution, MSCI uses an algorithm to determine the number of components in the Underlying Index based on the number of constituents in the Parent Index, momentum score and market capitalization coverage. The weight of each Underlying Index constituent is initially determined by multiplying the security's momentum score by its market capitalization weight in
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the Parent Index, subject to a 5% cap on each issuer. A 50% turnover buffer is then applied to each constituent security that has a change in weight based on the previous reconstitution steps. With this buffer, each relevant security receives only half of its designated weight change. The buffer is not applied to deletions. After the buffer is applied, the constituents' weights are normalized to 100%, subject to a 5% cap on each issuer.
As of July 31, 2025, the Underlying Index consisted of securities from 301 companies in the following 21 countries or regions: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland and the United Kingdom (the “U.K.”). The Underlying Index includes large- and mid-capitalization companies and may change over time. As of July 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the financials and industrials industries or sectors. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index and Parent Index are sponsored by MSCI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and Parent Index and publishes information regarding the market value of the Underlying Index and Parent Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. These risks include greater market volatility, less market liquidity, higher transaction costs, expropriation, confiscatory taxation, adverse changes in foreign investment or currency control regulations, restrictions on the repatriation of capital, and political instability. Non-U.S. issuers may be subject to different accounting, audit and financial reporting standards than U.S. issuers, and there may be less publicly available information about non-U.S. issuers. Foreign market trading hours, different clearing and settlement procedures, and holiday schedules may limit the Fund's ability to engage in portfolio transactions. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. The Fund is specifically exposed to European Economic Risk.
Momentum Securities Risk. Securities that previously exhibited greater momentum characteristics than other securities may not continue to experience positive momentum, and such a change could occur quickly. Momentum securities may experience more volatility than the market as a whole, and their returns may be less than the returns of other styles of investing or the overall stock market. The Fund may experience significant losses if momentum stops, reverses or otherwise behaves differently than predicted.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other
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asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on the repatriation of foreign currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning. In addition, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.
Financial Companies Risk. Financial services companies are subject to extensive governmental regulation and intervention, which may adversely affect their profitability, the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain and their size, among other things. Financial services companies also may be significantly affected by, among other things, interest rates, economic conditions, volatility in financial markets, credit rating downgrades, adverse public perception, exposure concentration and counterparty risk.
High Portfolio Turnover Risk. High portfolio turnover is considered by the Fund to mean turnover of greater than 100% annually. Portfolio turnover (i.e., the sale of securities or other assets and reinvestment in other securities or assets) generally involves transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other costs. In addition, the sale of securities by the Fund may result in the realization of taxable capital gains, including short-term capital gains. Higher portfolio turnover may cause the Fund to incur additional transaction costs, which have the effect of reducing the Fund’s investment return, and may result in different tax consequences for shareholders compared to a fund with lower portfolio turnover.
Industrial Companies Risk. Industrial companies face a number of risks, including supply chain and distribution disruptions, business interruptions, product obsolescence, third-party vendor risks, cyber attacks, trade disputes, product recalls, liability claims, scarcity of materials or parts, excess capacity, changes in consumer preferences, and volatility in commodity prices and currencies. The performance of such companies may also be affected by technological developments, labor relations, legislative and regulatory changes, government spending policies, and changes in domestic and international economies.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
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Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
Mid-Capitalization Companies Risk. Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments. The securities of mid-capitalization companies may be more volatile and less liquid than those of large-capitalization companies. As a result, the Fund’s share price may be more volatile than that of a fund with a greater investment in large-capitalization stocks.
National Closed Market Trading Risk. To the extent that securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other funds.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Reliance on Trading Partners Risk. The Fund invests in countries or regions whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund's investments. Through its holdings of securities of certain issuers, the Fund is specifically exposed to Asian Economic Risk, European Economic Risk and U.S. Economic Risk.
Risk of Investing in Developed Countries. The Fund’s investment in  developed country issuers will subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from the Fund’s obligation, if any, for foreign withholding taxes; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. A Fund that tracks an index with exposure to non-U.S. issuers may experience higher tracking error than ETFs that do not track such indexes.
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The price received by the Fund also may differ from the value used by the Underlying Index. In addition, the value of the securities or other assets in the Fund’s portfolio may change
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on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
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Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of an appropriate broad-based securities market index and the Underlying Index. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	29.73%	September 30, 2025
During the periods shown in the chart:
Best Quarter	19.17%	June 30, 2020
Worst Quarter	-15.48%	March 31, 2020
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Five Years	Since Fund Inception
(Inception Date: 1/13/2015)
Return Before Taxes	12.25%	6.67%	6.52%
Return After Taxes on Distributions	11.54%	6.06%	6.01%
Return After Taxes on Distributions and Sale of Fund Shares	7.85%	5.27%	5.27%
MSCI ACWI ex USA Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	5.53%	4.10%	4.98%
MSCI World ex USA Momentum Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	12.72%	6.96%	6.81%

1Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
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Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Jennifer Hsui, Matt Waldron, Peter Sietsema and Steven White (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Hsui, Mr. Waldron, Mr. Sietsema and Mr. White have been Portfolio Managers of the Fund since 2015, 2025, 2025 and 2025, respectively.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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iSHARES® MSCI INTL QUALITY FACTOR ETF
Ticker: IQLTStock Exchange: NYSE Arca
Investment Objective
The iShares MSCI Intl Quality Factor ETF (the “Fund”) seeks to track the investment results of an index that measures the performance of international developed large- and mid-capitalization stocks exhibiting relatively higher quality characteristics as identified through three fundamental variables: return on equity, earnings variability and debt-to-equity.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
0.30%	None	0.00%	0.30%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$31	$97	$169	$381
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the MSCI World ex USA Sector Neutral Quality Index (the “Underlying Index”), which is based on a traditional market capitalization-weighted parent index, the MSCI World ex USA Index (the “Parent Index”). The Parent Index includes equity securities in approximately the top 85% of equity market capitalization in developed market countries, as defined by MSCI Inc. (the “Index Provider” or “MSCI”), excluding the U.S. The Underlying Index seeks to measure the performance of securities in the Parent Index that exhibit higher quality characteristics relative to their peers within the corresponding Global Industry Classification Standard (GICS®) sector. To construct the Underlying Index, the Index Provider determines the “quality score” of each security in the Parent Index based on three fundamental variables: high return on equity, stable year-over-year earnings growth and low financial leverage. The Underlying Index is weighted based on a component's quality score multiplied by its weight in the Parent Index. Weights in the Underlying Index are next normalized so that sectors in the Underlying Index represent approximately the same weight as in the Parent Index. Additionally, each individual issuer is capped at 5%. The Underlying Index is rebalanced semi-annually.
As of July 31, 2025, the Underlying Index consisted of securities from 301 companies in the following 22 countries or regions: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom (the “U.K.”). The Underlying Index includes large- and mid-capitalization companies and may change over time. As of July 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the consumer goods and services, financials and industrials industries or sectors. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it
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tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index and Parent Index are sponsored by MSCI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and Parent Index and publishes information regarding the market value of the Underlying Index and Parent Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. These risks include greater market volatility, less market liquidity, higher transaction costs, expropriation, confiscatory taxation, adverse changes in foreign investment or currency control regulations, restrictions on the repatriation of capital, and political instability. Non-U.S. issuers may be subject to different accounting, audit and financial reporting standards than U.S. issuers, and there may be less publicly available information about non-U.S. issuers. Foreign market trading hours, different clearing and settlement procedures, and holiday schedules may limit the Fund's ability to engage in portfolio transactions. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. The Fund is specifically exposed to European Economic Risk.
Quality Securities Risk. Securities that previously exhibited greater quality characteristics than other securities may not continue to be quality securities. Many factors can impact a security’s quality and performance, and such factors and their impact may be difficult to predict. The returns of quality securities may be less than the returns of other styles of investing or the overall stock market.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in
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comparison to financial markets generally, a particular financial market, another index, or other asset classes.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Consumer Goods and Services Companies Risk. Consumer goods and services companies face risks related to changes in consumer preferences and disposable income, commodity prices, government regulation, supply chain disruptions, damage to brand or reputation, economic slowdown and labor shortages, among other things.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on the repatriation of foreign currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning. In addition, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.
Financial Companies Risk. Financial services companies are subject to extensive governmental regulation and intervention, which may adversely affect their profitability, the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain and their size, among other things. Financial services companies also may be significantly affected by, among other things, interest rates, economic conditions, volatility in financial markets, credit rating downgrades, adverse public perception, exposure concentration and counterparty risk.
Industrial Companies Risk. Industrial companies face a number of risks, including supply chain and distribution disruptions, business interruptions, product obsolescence, third-party vendor risks, cyber attacks, trade disputes, product recalls, liability claims, scarcity of materials or parts, excess capacity, changes in consumer preferences, and volatility in commodity prices and currencies. The performance of such companies may also be affected by technological developments, labor relations, legislative and regulatory changes, government spending policies, and changes in domestic and international economies.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the
Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
Mid-Capitalization Companies Risk. Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments. The securities of mid-capitalization companies may be more volatile and less liquid than those of large-capitalization companies. As a result, the Fund’s share price may be more volatile than that of a fund with a greater investment in large-capitalization stocks.
National Closed Market Trading Risk. To the extent that securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other funds.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the
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issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Reliance on Trading Partners Risk. The Fund invests in countries or regions whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund's investments. Through its holdings of securities of certain issuers, the Fund is specifically exposed to Asian Economic Risk, European Economic Risk and U.S. Economic Risk.
Risk of Investing in Developed Countries. The Fund’s investment in  developed country issuers will subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from the Fund’s obligation, if any, for foreign withholding taxes; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. A Fund that tracks an index with exposure to non-U.S. issuers may experience higher tracking error than ETFs that do not track such indexes.
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The price received by the Fund also may differ from the value used by the Underlying Index. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
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Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of an appropriate broad-based securities market index and the Underlying Index. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	20.88%	September 30, 2025
During the periods shown in the chart:
Best Quarter	17.75%	December 31, 2022
Worst Quarter	-19.54%	March 31, 2020
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Five Years	Since Fund Inception
(Inception Date: 1/13/2015)
Return Before Taxes	1.74%	5.47%	6.43%
Return After Taxes on Distributions	1.20%	5.01%	5.95%
Return After Taxes on Distributions and Sale of Fund Shares	1.64%	4.37%	5.22%
MSCI ACWI ex USA Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	5.53%	4.10%	4.98%
MSCI World ex USA Sector Neutral Quality Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	2.10%	5.60%	6.63%

1Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
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Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Jennifer Hsui, Matt Waldron, Peter Sietsema and Steven White (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Hsui, Mr. Waldron, Mr. Sietsema and Mr. White have been Portfolio Managers of the Fund since 2015, 2025, 2025 and 2025, respectively.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an
IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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iSHARES® MSCI INTL
VALUE FACTOR ETF
Ticker: IVLUStock Exchange: NYSE Arca
Investment Objective
The iShares MSCI Intl Value Factor ETF (the “Fund”) seeks to track the investment results of an index composed of international developed large- and mid-capitalization stocks with value characteristics and relatively lower valuations.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
0.30%	None	0.01%	0.31%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$32	$100	$174	$393
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the MSCI World ex USA Enhanced Value Index (the “Underlying Index”), which is based on a traditional market capitalization-weighted parent index, the MSCI World ex USA Index (the “Parent Index”). The Parent Index includes equity securities in approximately the top 85% of equity market capitalization in developed market countries, as defined by MSCI Inc. (the “Index Provider” or “MSCI”), excluding the U.S. The Underlying Index is designed to represent the performance of securities that exhibit higher value style characteristics relative to their peers within the corresponding Global Industry Classification Standard (GICS®) sector.
The value style characteristics for index construction are defined by the Index Provider using three accounting variables based on publicly reported financial data: price-to-book value, price-to-forward earnings and enterprise value-to-cash flow from operations. The Index Provider calculates a “value score” based on these three variables and assigns weights by multiplying a component's value score by its market capitalization. Weights in the Underlying Index are next normalized so that sectors in the Underlying Index represent approximately the same weight as in the Parent Index.
MSCI uses an algorithm to determine the number of components in the Underlying Index based on the number of constituents in the Parent Index. The number of components is evaluated semi-annually.
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As of July 31, 2025, the Underlying Index consisted of securities from 351 companies in the following 21 countries or regions: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom (the “U.K.”). The Underlying Index includes large- and mid-capitalization companies and may change over time. As of July 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the consumer goods and services, financials and industrials industries or sectors. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index and Parent Index are sponsored by MSCI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and Parent Index and publishes information regarding the market value of the Underlying Index and Parent Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. These risks include greater market volatility, less market liquidity, higher transaction costs, expropriation, confiscatory taxation, adverse changes in foreign investment or currency control regulations, restrictions on the repatriation of capital, and political instability. Non-U.S. issuers may be subject to different accounting, audit and financial reporting standards than U.S. issuers, and there may be less publicly available information about non-U.S. issuers. Foreign market trading hours, different clearing and settlement procedures, and holiday schedules may limit the Fund's ability to engage in portfolio transactions. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. The Fund is specifically exposed to Asian Economic Risk and European Economic Risk.
Value Securities Risk. Value securities are those issued by companies that may be perceived as undervalued. Such securities may decline in price or fail to appreciate for long periods of time, and they may never realize their full potential value. Value securities may underperform growth securities and other types of assets as well as the overall stock market. Value securities may go in and out of favor over time, which could affect the performance of the Fund.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
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Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Consumer Goods and Services Companies Risk. Consumer goods and services companies face risks related to changes in consumer preferences and disposable income, commodity prices, government regulation, supply chain disruptions, damage to brand or reputation, economic slowdown and labor shortages, among other things.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on the repatriation of foreign currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning. In addition, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.
Financial Companies Risk. Financial services companies are subject to extensive governmental regulation and intervention, which may adversely affect their profitability, the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain and their size, among other things. Financial services companies also may be significantly affected by, among other things, interest rates, economic conditions, volatility in financial markets, credit rating downgrades, adverse public perception, exposure concentration and counterparty risk.
Industrial Companies Risk. Industrial companies face a number of risks, including supply chain and distribution disruptions, business interruptions, product obsolescence, third-party vendor risks, cyber attacks, trade disputes, product recalls, liability claims, scarcity of materials or parts, excess capacity, changes in consumer preferences, and volatility in commodity prices and currencies. The performance of such companies may also be affected by technological developments, labor relations, legislative and regulatory changes, government spending policies, and changes in domestic and international economies.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in
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secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
Mid-Capitalization Companies Risk. Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments. The securities of mid-capitalization companies may be more volatile and less liquid than those of large-capitalization companies. As a result, the Fund’s share price may be more volatile than that of a fund with a greater investment in large-capitalization stocks.
National Closed Market Trading Risk. To the extent that securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other funds.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Reliance on Trading Partners Risk. The Fund invests in countries or regions whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund's investments. Through its holdings of securities of certain issuers, the Fund is specifically exposed to Asian Economic Risk, European Economic Risk and U.S. Economic Risk.
Risk of Investing in Developed Countries. The Fund’s investment in  developed country issuers will subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Risk of Investing in Japan. Investing in Japanese issuers subjects the Fund to legal, regulatory, political, economic, currency, geographic and security risks that are specific to Japan. Japan’s economy depends heavily on international trade, oil and other commodity imports, and government policy supporting its exports. Other risks facing the Japanese economy include significant public debt and deficits, currency fluctuations, and labor shortages due to an aging and declining population. Japan’s relations with its neighbors have been strained at times, which could adversely affect its markets and economy. Japan is also vulnerable to natural disasters.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from the Fund’s obligation, if any, for foreign withholding taxes; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. A Fund that tracks an index with exposure to non-U.S. issuers may experience higher tracking error than ETFs that do not track such indexes.
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The price received by the Fund also may differ from the value used by the Underlying Index. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to
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purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
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Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of an appropriate broad-based securities market index and the Underlying Index. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	34.36%	September 30, 2025
During the periods shown in the chart:
Best Quarter	19.04%	December 31, 2022
Worst Quarter	-27.59%	March 31, 2020
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Five Years	Since Fund Inception
(Inception Date: 6/16/2015)
Return Before Taxes	6.75%	5.83%	4.33%
Return After Taxes on Distributions	5.82%	5.09%	3.68%
Return After Taxes on Distributions and Sale of Fund Shares	4.94%	4.61%	3.44%
MSCI ACWI ex USA Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	5.53%	4.10%	4.50%
MSCI World ex USA Enhanced Value Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	7.00%	6.02%	4.44%

1Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
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Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Jennifer Hsui, Matt Waldron, Peter Sietsema and Steven White (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Hsui, Mr. Waldron, Mr. Sietsema and Mr. White have been Portfolio Managers of the Fund since 2015, 2025, 2025 and 2025, respectively.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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More Information About the Funds
This Prospectus contains important information about investing in the Funds listed below. Please read this Prospectus carefully before you make any investment decisions. Additional information regarding the Funds as well as other funds that are series of iShares Trust, iShares U.S. ETF Trust or iShares, Inc. (each, a “Fund”) is available at www.iShares.com.
Each Fund’s investment objective and its Underlying Index may be changed without shareholder approval.

Fund	Underlying Index	Investment Objective
iShares China Large-Cap ETF	FTSE China 50 Index	The iShares China Large-Cap ETF seeks to track the investment results of an index composed of large-capitalization Chinese equities that trade on the Hong Kong Stock Exchange.
iShares Global Equity Factor ETF	STOXX Global Equity Factor Index
The iShares Global Equity Factor ETF seeks to track the investment results of an index composed of large- and mid-capitalization developed and emerging market stocks that have favorable
exposure to target style factors subject to constraints.

iShares International Equity Factor ETF	STOXX International Equity Factor Index
The iShares International Equity Factor ETF seeks to track the investment results of an index composed of global developed
market large- and mid-capitalization stocks, excluding the U.S., that have favorable exposure to target style factors subject to constraints.

iShares International Small-Cap Equity Factor ETF	STOXX International Small-Cap Equity Factor Index
The iShares International Small-Cap Equity Factor ETF seeks to track the investment results of an index composed of global
developed market small-capitalization stocks, excluding the U.S., that have favorable exposure to target style factors subject to constraints.

iShares MSCI EAFE Growth ETF	MSCI EAFE Growth Index	The iShares MSCI EAFE Growth ETF seeks to track the investment results of an index composed of developed market equities, excluding the U.S. and Canada, that exhibit growth characteristics.
iShares MSCI EAFE Min Vol Factor ETF	MSCI EAFE Minimum Volatility (USD) Index
The iShares MSCI EAFE Min Vol Factor ETF seeks to track the
investment results of an index composed of developed market
equities that, in the aggregate, have lower volatility characteristics relative to the broader developed equity markets, excluding the
U.S. and Canada.

iShares MSCI EAFE Small-Cap ETF	MSCI EAFE Small Cap Index	The iShares MSCI EAFE Small-Cap ETF seeks to track the investment results of an index composed of small-capitalization developed market equities, excluding the U.S. and Canada.
iShares MSCI EAFE Value ETF	MSCI EAFE Value Index	The iShares MSCI EAFE Value ETF seeks to track the investment results of an index composed of developed market equities, excluding the U.S. and Canada, that exhibit value characteristics.
iShares MSCI Europe Small-Cap ETF	MSCI Europe Small Cap Index	The iShares MSCI Europe Small-Cap ETF seeks to track the investment results of an index composed of small-capitalization developed market equities in Europe.
iShares MSCI Intl Momentum Factor ETF	MSCI World ex USA Momentum Index
The iShares MSCI Intl Momentum Factor ETF seeks to track the investment results of an index that measures the performance of international developed large- and mid-capitalization stocks exhibiting relatively higher momentum characteristics.

iShares MSCI Intl Quality Factor ETF	MSCI World ex USA Sector Neutral Quality Index
The iShares MSCI Intl Quality Factor ETF seeks to track the
investment results of an index that measures the performance of international developed large- and mid-capitalization stocks exhibiting relatively higher quality characteristics as identified through three fundamental variables: return on equity, earnings variability and debt-to-equity.

iShares MSCI Intl Value Factor ETF	MSCI World ex USA Enhanced Value Index
The iShares MSCI Intl Value Factor ETF seeks to track the
investment results of an index composed of international
developed large- and mid-capitalization stocks with value
characteristics and relatively lower valuations.

1

ETFs are funds that trade like other publicly traded securities. Shares of each Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day. The market price for a share of a Fund may be different from the Fund’s most recent NAV.
Each Fund invests in a particular segment of the markets for securities and other instruments (as applicable) and is designed to be used as part of broader asset allocation strategies. Accordingly, an investment in a Fund should not constitute a complete investment program. An investment in a Fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, BFA or any of BFA’s affiliates.
Index Funds
A share of a Fund represents an ownership interest in an underlying portfolio of securities and other instruments (as applicable) that is intended to track the Fund’s Underlying Index. An index is a financial calculation, based on a grouping of financial instruments, and is not an investment product, while each Fund is an actual investment portfolio. The performance of a Fund and that of its Underlying Index may vary for a number of reasons, including transaction costs, asset or currency valuations, corporate actions, timing variances and differences between the composition of a Fund’s portfolio and that of the Underlying Index resulting from the Fund’s use of representative sampling or from legal restrictions (such as diversification requirements) that apply to the Fund but not to its Underlying Index.
From time to time, the provider of the Underlying Index (“Index Provider”) may make changes to the index methodology or other adjustments to a Fund’s Underlying Index. Unless otherwise determined by BFA, any such change will be reflected in the calculation of the Underlying Index’s performance on a going-forward basis after the effective date of such change. Therefore, the performance of the Underlying Index that is shown for periods prior to the effective date of any such change generally will not be recalculated or restated to reflect the change.
BFA uses a representative sampling indexing strategy to manage the Funds. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. Because the Funds use representative sampling, they can be expected to have a larger tracking error than if they used a replication indexing strategy. “Replication” is an indexing strategy in which a fund invests in substantially all of the components of its underlying index in approximately the same proportions as in the underlying index.
Borrowing
The Fund listed below may borrow as a temporary measure for extraordinary or emergency purposes, including to meet redemptions or to facilitate the settlement of securities or other transactions. The Fund does not intend to borrow money in order to leverage its portfolio.
 iShares Global Equity Factor ETF
European Union Disclosure
Each Fund listed below has not been categorized under the European Union (“EU”) sustainable finance disclosure regulation (“SFDR”) as an “Article 8” or “Article 9” product. In addition, each Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.
 iShares China Large-Cap ETF
 iShares MSCI EAFE Small-Cap ETF
2

Additional Information About the Funds' Risks
Each Fund is subject to various risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Each Fund discloses its portfolio holdings daily at www.iShares.com. You could lose all or part of your investment in a Fund, which could underperform other investments. The table below identifies the principal and other (non-principal) risks that apply to each Fund. A Fund that invests in an underlying fund (“Underlying Fund”) also may be indirectly exposed to these risks through such investment. A description of each risk is provided after the table.

	iShares China Large-Cap ETF	iShares Global Equity Factor ETF	iShares International Equity Factor ETF	iShares International Small-Cap Equity Factor ETF	iShares MSCI EAFE Growth ETF	iShares MSCI EAFE Min Vol Factor ETF
✓ Principal Risk | • Other Risk
Asian Economic Risk	✓	•	✓	✓	✓	✓
Asset Class Risk	✓	✓	✓	✓	✓	✓
Australasian Economic Risk			•	•	•
Authorized Participant Concentration Risk	✓	✓	✓	✓	✓	✓
Borrowing Risk		•
Close-Out Risk for Qualified Financial Contracts	•	•	•	•	•	•
Communications Companies Risk	•				•	•
Concentration Risk	✓	✓	✓	✓	✓	✓
Consumer Goods and Services Companies Risk	✓	✓	✓	✓	✓	✓
Currency Risk	✓	✓	✓	✓	✓	✓
Custody Risk	✓	•
Energy Companies Risk						•
Equity Securities Risk	✓	✓	✓	✓	✓	✓
ESG Risk		✓	✓	✓
European Economic Risk		•	✓	✓	✓	✓
Financial Companies Risk	✓	✓	✓	•	•	✓
Geographic and Security Risks	•	•	•	•	•	•
Growth Securities Risk					✓
Healthcare Companies Risk		•	•		•	•
High Portfolio Turnover Risk
Illiquid Investments Risk	•	•	•	•	•	•
Index-Related Risk	✓	✓	✓	✓	✓	✓
Industrial Companies Risk		•	✓	✓	✓	•
Issuer Risk	✓	✓	✓	✓	✓	✓
Large-Capitalization Companies Risk	✓	✓	✓		✓	✓
Large Shareholder and Large- Scale Redemption Risk	•	✓	•	•	•	•
Low Volatility Risk						✓
Management Risk	✓	✓	✓	✓	✓	✓
Market Risk	✓	✓	✓	✓	✓	✓
Market Trading Risk	✓	✓	✓	✓	✓	✓
Materials Companies Risk			•	•
Mid-Capitalization Companies Risk		✓	✓		•	✓
3

	iShares China Large-Cap ETF	iShares Global Equity Factor ETF	iShares International Equity Factor ETF	iShares International Small-Cap Equity Factor ETF	iShares MSCI EAFE Growth ETF	iShares MSCI EAFE Min Vol Factor ETF
✓ Principal Risk | • Other Risk
Momentum Securities RIsk
National Closed Market Trading Risk	✓	✓	✓	✓	✓	✓
Non-Diversification Risk	✓
Non-U.S. Securities Risk	✓	✓	✓	✓	✓	✓
Operational and Technology Risks	✓	✓	✓	✓	✓	✓
Ownership Limitations Risk	•	•	•	•	•	•
Quality Securities Risk
Real Estate Companies Risk				•
Reliance on Trading Partners Risk	✓	✓	✓	✓	✓	✓
Risk of Investing in China	✓	✓	✓	✓
Risk of Investing in Developed Countries		✓	✓	✓	✓	✓
Risk of Investing in Emerging Markets	✓	•
Risk of Investing in Europe
Risk of Investing in Japan			✓	✓	✓	✓
Risk of Investing in Russia		✓
Risk of Investing in Saudi Arabia		✓
Risk of Investing in the U.K.
Risk of Investing in the U.S.		✓
Securities Lending Risk	✓	✓	✓	✓	✓	✓
Small-Capitalization Companies Risk			•	✓
Style Factors Risk		✓	✓	✓
Sustainability Risk	•
Technology Companies Risk	✓	✓	•	•	•	•
Tracking Error Risk	✓	✓	✓	✓	✓	✓
U.S. Economic Risk	✓		✓		✓	✓
Utility Companies Risk						•
Valuation Risk	✓	✓	✓	✓	✓	✓
Value Securities Risk

	iShares MSCI EAFE Small- Cap ETF	iShares MSCI EAFE Value ETF	iShares MSCI Europe Small- Cap ETF	iShares MSCI Intl Momentum Factor ETF	iShares MSCI Intl Quality Factor ETF	iShares MSCI Intl Value Factor ETF
✓ Principal Risk | • Other Risk
Asian Economic Risk	✓	✓	✓	✓	✓	✓
Asset Class Risk	✓	✓	✓	✓	✓	✓
Australasian Economic Risk	•	•		•	•
Authorized Participant Concentration Risk	✓	✓	✓	✓	✓	✓
Borrowing Risk
4

	iShares MSCI EAFE Small- Cap ETF	iShares MSCI EAFE Value ETF	iShares MSCI Europe Small- Cap ETF	iShares MSCI Intl Momentum Factor ETF	iShares MSCI Intl Quality Factor ETF	iShares MSCI Intl Value Factor ETF
✓ Principal Risk | • Other Risk
Close-Out Risk for Qualified Financial Contracts	•	•	•	•	•	•
Communications Companies Risk		•	•	•
Concentration Risk	✓	✓	✓	✓	✓	✓
Consumer Goods and Services Companies Risk	✓	✓	✓	•	✓	✓
Currency Risk	✓	✓	✓	✓	✓	✓
Custody Risk
Energy Companies Risk		•			•
Equity Securities Risk	✓	✓	✓	✓	✓	✓
ESG Risk
European Economic Risk	✓	✓	✓	✓	✓	✓
Financial Companies Risk	•	✓	✓	✓	✓	✓
Geographic and Security Risks	•	•	•	•	•	•
Growth Securities Risk
Healthcare Companies Risk	•	•	•	•	•	•
High Portfolio Turnover Risk				✓
Illiquid Investments Risk	•	•	•	•	•	•
Index-Related Risk	✓	✓	✓	✓	✓	✓
Industrial Companies Risk	✓	•	✓	✓	✓	✓
Issuer Risk	✓	✓	✓	✓	✓	✓
Large-Capitalization Companies Risk		✓		✓	✓	✓
Large Shareholder and Large- Scale Redemption Risk	•	•	•	•	•	•
Low Volatility Risk
Management Risk	✓	✓	✓	✓	✓	✓
Market Risk	✓	✓	✓	✓	✓	✓
Market Trading Risk	✓	✓	✓	✓	✓	✓
Materials Companies Risk	•	•	•	•	•	•
Mid-Capitalization Companies Risk		✓		✓	✓	✓
Momentum Securities Risk				✓
National Closed Market Trading Risk	✓	✓	✓	✓	✓	✓
Non-Diversification Risk
Non-U.S. Securities Risk	✓	✓	✓	✓	✓	✓
Operational and Technology Risks	✓	✓	✓	✓	✓	✓
Ownership Limitations Risk	•	•	•	•	•	•
Quality Securities Risk					✓
Real Estate Companies Risk	•		•
Reliance on Trading Partners Risk	✓	✓	✓	✓	✓	✓
Risk of Investing in China	✓		✓
Risk of Investing in Developed Countries	✓	✓	✓	✓	✓	✓
5

	iShares MSCI EAFE Small- Cap ETF	iShares MSCI EAFE Value ETF	iShares MSCI Europe Small- Cap ETF	iShares MSCI Intl Momentum Factor ETF	iShares MSCI Intl Quality Factor ETF	iShares MSCI Intl Value Factor ETF
✓ Principal Risk | • Other Risk
Risk of Investing in Emerging Markets
Risk of Investing in Europe			✓
Risk of Investing in Japan	✓	✓				✓
Risk of Investing in Russia
Risk of Investing in Saudi Arabia
Risk of Investing in the U.K.			✓
Risk of Investing in the U.S.
Securities Lending Risk	✓	✓	✓	✓	✓	✓
Small-Capitalization Companies Risk	✓		✓
Style Factors Risk
Sustainability Risk	•
Technology Companies Risk	•		•	•	•	•
Tracking Error Risk	✓	✓	✓	✓	✓	✓
U.S. Economic Risk	✓	✓	✓	✓	✓	✓
Utility Companies Risk		•
Valuation Risk	✓	✓	✓	✓	✓	✓
Value Securities Risk		✓				✓
Asian Economic Risk. Certain Asian economies have experienced rapid growth and industrialization in recent years, but there is no assurance that this growth rate will be maintained. Other Asian economies have experienced high inflation, high unemployment, currency devaluations and restrictions, and over-extension of credit. Geopolitical hostility, political instability, and economic or environmental events in any one Asian country may have a significant economic effect on the entire Asian region, as well as on major trading partners outside Asia. An adverse event in the Asian markets may have a significant adverse effect on some or all of the economies of the countries in which a Fund invests. Because many Asian countries depend significantly on international trade, shifts in relationships with key trading partners, such as China and the U.S., may have a region-wide economic impact. Strains in these relations could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. A shift towards protectionist policies by these countries or other key trading partners could suppress Asia’s exports and reduce foreign investment in the region.
Many Asian countries are subject to political risk, including political instability, corruption and regional conflicts. North Korea and South Korea each have substantial military capabilities, and historical tensions between the two countries present the risk of war. China has a complex territorial dispute regarding the sovereignty of Taiwan and has pledged to take control of Taiwan, including by force if necessary. Continuing hostility between China and Taiwan may have an adverse impact on economies throughout the region and on the value of a Fund’s investments, may cause a suspension in a Fund’s ability to trade in certain securities or other assets, or may otherwise make such investments impracticable or impossible. Frictions between China and the Philippines in the South China Sea pose a risk of escalation potentially leading to military conflict. In addition, many Asian countries are subject to social and labor risks associated with demands for improved political, economic and social conditions. These risks, among others, may adversely affect the value of a Fund’s investments with exposure to Asia.
Asset Class Risk. The securities and other assets in a Fund’s portfolio or, if applicable, its Underlying Index may underperform in comparison to indexes that track, or assets that represent, other countries or geographic units, industries, markets, market segments, or asset classes. Various types of securities, other assets and indexes may experience cycles of outperformance and underperformance in comparison to financial markets generally. This divergence may be due to a number of factors including, among other things, inflation, interest rates, productivity, global demand for local products or resources, and regulation and governmental controls. This may cause a Fund to underperform other investment vehicles that invest in different asset classes.
Australasian Economic Risk. The economies of Australasia, which include Australia and New Zealand, depend on exports from the energy, agricultural and mining sectors and, as a result, are susceptible to fluctuations in the commodity markets. These economies also increasingly depend on their growing service industries. The Australasian economies depend on the economies of their key trading partners, which include China, Japan, South Korea, the U.S. and certain European countries. Reduced spending by any of these trading partners on Australasian products and services, or negative changes in any of these economies, may have an adverse impact on some or all of the Australasian economies. Economic events in key trading countries can have a significant effect on the Australasian economies.
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Other risks to Australasian countries include natural disasters that may occur in the region (e.g., droughts, earthquakes, fires, tsunamis) and national or regional security concerns (e.g., terrorism, war, strained international relations). Any such event may adversely affect the Australasian economies, financial markets or issuers of securities, causing an adverse impact on the value of a Fund’s investments.
Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with a Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for a Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for a Fund that invests in securities issued by non-U.S. issuers or instruments with lower trading volume. Such assets often entail greater settlement and operational complexity and higher capital costs for Authorized Participants, which may limit the number of Authorized Participants that engage with the Fund.
Borrowing Risk. Borrowing may exaggerate changes in a Fund’s NAV and in the return on its portfolio. A Fund that borrows will incur interest expenses and other fees, which may reduce the Fund’s return. Borrowing may also cause a Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.
Close-Out Risk for Qualified Financial Contracts. Regulations adopted by global prudential regulators require counterparties that are part of U.S. or foreign global systemically important banking organizations to include contractual restrictions on close-out and cross-default in agreements relating to qualified financial contracts. Qualified financial contracts include agreements relating to swaps, currency forwards and other derivatives as well as repurchase agreements and securities lending agreements. The restrictions prevent a Fund from closing out a qualified financial contract during a specified time period if the counterparty is subject to resolution proceedings and also prohibit a Fund from exercising default rights due to a receivership or similar proceeding of an affiliate of the counterparty. These requirements may increase credit risk and other risks to a Fund.
Communications Companies Risk. Communications companies may face rapid product obsolescence as well as unexpected risks and costs related to product compatibility and standardization, new product introduction and technological developments, such as artificial intelligence and machine learning. These companies may need to commit substantial capital to integrate new technologies and develop new products and services. Demographic shifts and changes in consumer preferences and expectations may have negative impacts on their business. Cybersecurity and data privacy risks may be heightened for communications companies, and a theft of proprietary or consumer information or disruptions in service could have a material adverse effect on their operations and reputation.
Communications companies are subject to extensive government regulation, including licensing and franchise requirements. The costs of complying with regulations and seeking required approvals, as well as potential delays or denials, may adversely affect their business. These companies may face increased government scrutiny and may be subject to adverse government or legal action. They depend significantly on patent and other intellectual property rights, and the loss or impairment of these rights may adversely affect their profitability.
Concentration Risk. A Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes. A Fund with investment concentration may be more adversely affected by the underperformance of those assets, may experience greater price volatility and may be more susceptible to adverse economic, market, political or regulatory impacts on those assets compared to a fund that does not concentrate its investments.
Consumer Goods and Services Companies Risk. Many consumer goods and services companies (“consumer companies”) rely heavily on disposable household income and consumer spending and may be impacted by social trends, marketing campaigns, demographic shifts and other factors affecting consumer preferences and demand. In addition, damage to a brand or a reputation crisis can have a substantial adverse impact on consumer companies.
Certain consumer companies, such as those providing discretionary goods or services, may depend more on business cycles, overall economic conditions and consumer confidence. Many consumer goods and services are subject to government regulation and the related compliance costs, and consumer companies also face the risk of product liability claims. Consumer companies also may be adversely affected by volatility in commodity prices, supply chain disruptions and labor shortages.
Currency Risk. Because each Fund’s NAV is determined on the basis of the U.S. dollar, investors may lose money if the currency of a non-U.S. market in which a Fund invests depreciates against the U.S. dollar or if there are delays or limits on repatriation of foreign currency, even if the foreign currency value of the Fund’s holdings in that market increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, a Fund’s NAV may change quickly and without warning. In addition, a Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.
Custody Risk. Custody risk refers to the risks in the process of clearing and settling trades, as well as the holding of securities and other assets by local banks, agents and depositories. These risks are heightened in jurisdictions with less developed markets or less robust settlement and custody infrastructure and processes, and they may result in losses or delays in payments, delivery or recovery of money or other assets. Low trading volumes and volatile prices in less developed markets may make trades harder to complete and settle. Governments or trade groups may compel local agents to hold securities and other assets in designated depositories that may not be subject
7

to independent evaluation. Local agents are held only to the standards of care of their local markets. In general, the less developed a country’s securities markets are, the higher the degree of custody risk.
Energy Companies Risk. The energy sector tends to be closely tied to the economic cycle and can be significantly affected by supply-demand dynamics and volatility in commodity prices. Energy companies also may be adversely affected by exchange rate fluctuations, war or other conflicts, sanctions, import/export controls, depletion of resources, technological advances and labor relations. This sector generally is subject to substantial government regulation, and companies may incur significant costs in complying with environmental and other laws. Policies that promote energy conservation, clean energy or the transition to low carbon alternatives also may affect the performance of energy companies.
Energy companies may depend on a relatively small number of customers, including governmental entities and utilities. The exploration and production of energy sources and the development of energy infrastructure often require significant capital expenditures, and companies may face high interest costs and difficulty in raising capital. Energy companies also may face challenges from operating in countries with a history of adverse policies or events, such as expropriation, confiscation of assets, corruption, political instability and social unrest. The operations of energy companies may be disrupted by events that target or damage energy infrastructure, including cyber or other attacks, accidents and natural disasters. Energy companies are at risk of liability for environmental harm and other types of damages.
The energy sector may experience significant market volatility. For example, Russia’s large-scale invasion of Ukraine in 2022 led to disruptions and increased volatility in the energy and commodity futures markets due to actual and potential disruptions in the supply and demand for certain commodities, including oil and natural gas. The U.S. and other actors have imposed various sanctions and restrictions on business dealings with Russia, which include restrictions on imports of oil, natural gas and coal. It is impossible to predict the effect of current or future sanctions and restrictions, the extent and duration of the conflict, and associated disruptions in the energy sector. The effect of these events or any related developments could be significant and may have a severe adverse effect on a Fund’s performance.
Equity Securities Risk. Equity securities are subject to changes in value due to general market or economic conditions, perceptions about the markets in which issuers participate or a number of factors relating to a specific issuer. Investments in equity securities may be more volatile than investments in other asset classes. Equity securities (both common and preferred stock) are subordinated to debt securities in a company’s capital structure, and so equity holders are generally subject to more risks, particularly in the event of an issuer’s bankruptcy. Common stock has the lowest priority and the greatest risks, including with respect to dividends and any liquidation payments.
ESG Risk. To the extent that a Fund’s Underlying Index uses criteria related to the ESG characteristics of issuers, this may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds whose underlying index does not use ESG criteria. An Underlying Index’s use of ESG criteria may result in a Fund investing in, or allocating greater weight to, securities or market sectors that underperform the market as a whole or underperform other funds that use ESG criteria. In addition, the use of representative sampling may result in the divergence of a Fund's overall ESG characteristics or ESG risk from those of the Underlying Index.
An Index Provider evaluates securities for inclusion and/or weighting in such an Underlying Index based on ESG criteria and data provided by the Index Provider or third parties. The Index Provider’s evaluation of securities’ ESG characteristics depends on these criteria and data, which may vary by index provider, and no assurance can be given that they will be complete, accurate or current. In addition, an Index Provider may evaluate security-level ESG data (including ratings) and, if applicable, ESG objectives or constraints that are relevant to an Underlying Index only at index reviews or rebalances. Securities included in an Underlying Index may cease to meet the relevant ESG criteria but may nevertheless remain in the Underlying Index and in the Fund using the Underlying Index until the next review or rebalance by the Index Provider. As a result, certain securities in the Underlying Index, or the Underlying Index as a whole, may not meet the relevant ESG objectives or constraints at all times. If the ESG assessment of a security in an Underlying Index or a Fund changes, neither the Fund nor BFA accepts any liability in relation to such change. BFA does not monitor securities in an Underlying Index with respect to ESG objectives or constraints applied by the Index Provider and is not responsible for changes to the ESG assessment of a security in an Underlying Index between rebalances. In addition, BFA does not assess the validity of an Index Provider’s evaluation of the ESG characteristics of securities or the criteria and data used in such evaluation.
The impacts of risks related to ESG investing are likely to change over time, and new ESG risks may be identified as further data and information regarding ESG factors and impacts become available. In addition, methodologies for ESG investing continue to develop, and the ESG methodology applied by an Index Provider may change over time.
European Economic Risk. The Economic and Monetary Union (the “eurozone”) of the EU requires compliance by member states that are members of the eurozone with restrictions on inflation rates, deficits, interest rates and debt levels, as well as fiscal and monetary controls, each of which may significantly affect every country in Europe, including those countries that are not members of the eurozone. Additionally, European countries outside of the eurozone may present economic risks that are independent of the indirect effects that eurozone policies have on them. In particular, the U.K.'s economy may be affected by global economic, industrial and financial shifts. Changes in imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro (the common currency of eurozone countries), the default or threat of default by an EU member state on its sovereign debt and/or an economic recession in an EU member state may have a significant adverse effect on the economies of other EU member states and their trading partners. The European financial markets have historically experienced volatility and adverse trends due to concerns about economic downturns or government debt levels in
8

several European countries, including, but not limited to, Austria, Belgium, Cyprus, France, Greece, Ireland, Italy, Portugal, Spain and Ukraine. These events have affected and may in the future adversely affect the exchange rate of the euro and may significantly affect European countries.
Responses to financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest, may limit future growth and economic recovery or may have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro and/or withdraw from the EU. The U.K. left the EU (“Brexit”) on January 31, 2020. Brexit could adversely affect European or worldwide political, regulatory, economic or market conditions and could contribute to instability in global political institutions, regulatory agencies and financial markets.
The national politics of countries in Europe have been unpredictable and subject to influence by disruptive political groups and ideologies, including, for example, secessionist movements. The governments of European countries may be subject to change and such countries may experience social and political unrest. Unanticipated or sudden political or social developments may result in sudden and significant investment losses. The occurrence of terrorist incidents throughout Europe or war in the region could also impact financial markets. The impact of these events is not clear but could be significant and far-reaching and could adversely affect the value and liquidity of a Fund's investments.
Russian Invasion of Ukraine. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, import and export restrictions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, may impact Russia's economy, Russian issuers of securities in which a Fund invests, or the economies of Europe as a whole. Actual and threatened responses to Russian military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and are likely to have collateral impacts on such sectors across Europe and globally.
Financial Companies Risk. Financial services companies are subject to extensive governmental regulation and intervention, which may change frequently and may adversely affect their profitability, the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain and their size, among other things. Financial services companies also may be significantly affected by, among other things, interest rates, economic conditions, credit rating downgrades, adverse public perception and exposure concentration. Increased risk-taking by financial companies may result in greater overall risk in the global financial sector. Certain events may cause an unusually high degree of volatility in financial markets and pose the risk of large losses for financial services companies.
Financial companies frequently operate with substantial financial leverage and are exposed directly to the credit risk of their borrowers and counterparties, which also may be leveraged to an unknown degree. Financial companies may have significant exposure to the same borrowers and counterparties; as a result, a borrower’s or counterparty’s inability to meet its obligations to one company may affect other financial companies with exposure to the same borrower or counterparty. This interconnectedness of risk may result in significant negative impacts to companies with direct exposure to the defaulting counterparty as well as adverse cascading effects in the markets and the financial sector generally.
Geographic and Security Risks. Issuers in a Fund’s portfolio may be located in, or otherwise connected to, parts of the world affected by natural disasters, such as severe heat, earthquakes, tornadoes, volcanic eruptions, wildfires, droughts, floods, hurricanes and tsunamis. In addition, issuers may be impacted by security concerns with respect to a country or region, such as war and other types of conflict, terrorism, strained international relations and territorial disputes. Any of these events may adversely affect the issuers, markets and economies to which a Fund is exposed, which may adversely affect the value of the Fund.
Growth Securities Risk. Growth securities are those issued by companies whose earnings growth potential appears to be greater than the market in general and whose revenue growth is expected to continue for an extended period of time. Growth securities may trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in market value. The prices of growth securities may be more volatile than those of other types of investments and can decline rapidly and significantly in reaction to negative news. Growth securities may underperform value securities and other types of assets as well as the overall stock market. Under certain market conditions, growth securities have performed better during the later stages of economic recovery, although there is no assurance that they will continue to do so. Growth securities typically do not pay a dividend, which can help cushion stock prices in market downturns and reduce potential losses. Growth securities may go in and out of favor over time, which could affect the performance of a Fund with such holdings.
Healthcare Companies Risk. The profitability of healthcare companies may be adversely affected by the following factors, among others: extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, a limited number of products, labor shortages, supply chain issues and industry innovation. Many new products in the healthcare sector entail significant research and development and require regulatory approval, all of which may be long and costly, and such efforts ultimately may be unsuccessful. Many healthcare companies depend heavily on obtaining and defending patents, which can be
9

costly, and may be adversely affected by the expiration of patents. Healthcare companies also are subject to extensive litigation based on product liability and similar claims.
High Portfolio Turnover Risk. The sale and purchase of securities and other assets in a Fund’s portfolio generally involve transaction costs to the Fund (e.g., brokerage commissions, dealer mark-ups). Higher portfolio turnover may cause the Fund to incur additional transaction costs, which have the effect of reducing the Fund’s investment return. In addition, greater frequency in the sale of securities or other assets may result in the realization or distribution to Fund shareholders of greater capital gains (including short-term gains) compared to a fund with less turnover. These effects of high portfolio turnover may adversely affect a Fund’s performance and could result in undesirable tax consequences for shareholders. Certain investment strategies (e.g., active management, investing in dollar rolls or to-be-announced mortgage trades) and volatile market conditions may be more likely to involve higher portfolio turnover.
Illiquid Investments Risk. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment. An investment may be illiquid due to, among other things, fewer participants or less capacity to make a market in the investment, the lack of an active market for the investment, capital controls, delays or limits on repatriation of local currency, and the insolvency of local governments. To the extent that a Fund invests in securities or other assets with substantial market and/or credit risk, the Fund will tend to have increased exposure to the risks associated with illiquid investments. Illiquid investments may be harder to value, especially in changing markets.
Liquid investments may become illiquid after purchase by a Fund, particularly during periods of market turmoil. There can be no assurance that a security or other asset that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by a Fund, and any security or other asset held by a Fund may be deemed an illiquid investment pursuant to the Fund’s liquidity risk management program.
Holdings of illiquid investments may reduce a Fund’s returns because the Fund may be unable to transact at advantageous times or prices. If a Fund is forced to sell underlying investments at reduced prices or under unfavorable conditions to meet redemption requests or for other cash needs, the Fund may suffer a loss. This may be magnified in a rising interest rate environment or other circumstances where redemptions of Fund shares may be greater than normal. If other market participants attempt to liquidate holdings at the same time as a Fund, this will lead to an increased supply of the Fund’s underlying investments in the market and contribute to greater illiquid investments risk and downward pricing pressure. In addition, if a Fund is limited in its ability to sell illiquid investments during periods when shareholders are redeeming their shares, the Fund will need to sell liquid securities to meet redemption requests, and illiquid securities will become a larger portion of the Fund’s holdings. During periods of market volatility, liquidity in the market for a Fund’s shares may be impacted by the liquidity in the market for the underlying securities or other assets held by the Fund, which could lead to the Fund’s shares trading at a premium or discount to the Fund's NAV.
Index-Related Risk. A Fund that tracks an Underlying Index seeks to achieve a return that corresponds generally to the price and yield performance, before fees and expenses, of its Underlying Index as published by the Index Provider. There is no assurance that the Index Provider or its agents will construct or calculate the Underlying Index accurately. While the Index Provider describes what the Underlying Index is designed to achieve, neither the Index Provider nor its agents provide any warranty or accept any liability regarding the quality, accuracy or completeness of the Underlying Index or its related data, and they do not guarantee that the Underlying Index will be in line with the Index Provider’s methodology. BFA also does not provide any warranty or guarantee against the Index Provider’s or any agent’s errors.
The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither a Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of an Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, particularly for indexes that are less commonly used as benchmarks. In addition, there may be heightened risks associated with the adequacy and reliability of information about emerging markets constituents, as such markets may have less information available or less regulatory oversight. Errors related to an Underlying Index may negatively or positively impact a Fund and its shareholders. For example, if the Underlying Index contains incorrect constituents, the Fund will have exposure to such constituents and will be underexposed to the Underlying Index’s other constituents. Shareholders should understand that any gains from an Index Provider’s errors will be kept by the Fund and its shareholders and any losses or costs from such errors will be borne by the Fund and its shareholders.
Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact an Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance to an Underlying Index. This could cause the Underlying Index to vary from its normal or expected composition. If a scheduled rebalance is postponed, index constituents that would otherwise be removed at the rebalance (due to, for example, changes in market capitalization or issuer credit ratings) may remain, causing the performance and constituents of the Underlying Index to vary from those expected under normal conditions. In addition, to the extent circumstances evolve between periodic index reviews and reconstitutions, an Underlying Index may include constituents that do not align with its objective or selection criteria, and the Fund tracking the Underlying Index may be similarly affected.
In addition to scheduled rebalances, an Index Provider or its agents may carry out ad hoc index rebalances due to reaching certain weighting constraints, unusual market conditions, corporate events, or corrections of errors. The relevant Fund will in turn rebalance its portfolio to attempt to increase the correlation between the portfolio and the Underlying Index. The Fund and its shareholders will directly bear any
10

transaction costs and market exposure from such portfolio rebalancing. Therefore, index-related errors and ad hoc rebalances may increase a Fund’s costs and tracking error.
Industrial Companies Risk. Industrial companies face a number of risks, including supply chain and distribution disruptions, business interruptions, third-party vendor risks, cyber attacks, trade disputes, product recalls, liability and environmental damage claims, scarcity of materials or parts, excess capacity, changes in consumer preferences, and volatility in commodity prices and currencies. The products of industrial companies may face obsolescence due to technological developments and new product introduction. Furthermore, changes in trade restrictions and tariffs as well as broader geopolitical developments could adversely affect industrial companies. These companies also may be significantly affected by domestic and international economic conditions, legislative and regulatory changes, and labor relations. Industrial companies may depend on public or private sector financing, which may become difficult to obtain due to government spending constraints or reduced availability of capital. Such companies may be unable to protect their intellectual property rights or may be liable for infringing the intellectual property rights of others.
Issuers with high carbon intensity or high switching costs associated with the transition to low carbon alternatives may be more impacted by climate transition risks. There may be increased impact on a Fund's performance to the extent that its investments are concentrated in locations that are more susceptible to adverse physical events.
Issuer Risk. The performance of a Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders of a Fund, including an Authorized Participant, a third-party investor, the Fund’s adviser, an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares or may hold their investment in the Fund for a limited period of time. These shareholders may also pledge or loan Fund shares (to secure financing or otherwise), which may result in the shares becoming concentrated in another party. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment or that the size of a Fund would be maintained. Redemptions of a large number of Fund shares may adversely affect a Fund’s liquidity and net assets. To the extent a Fund permits redemptions in cash, these redemptions may force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may negatively impact the Fund’s NAV, have a material effect on the market price of Fund shares, increase the Fund’s brokerage costs, accelerate the realization of taxable income and/or capital gains, and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such tax year. A Fund also may be required to sell its more liquid investments to meet a large redemption, in which case the Fund’s remaining assets may be less liquid, more volatile, and more difficult to price.
To the extent these large shareholders transact in Fund shares on the secondary market, such transactions may account for a large percentage of the trading volume for Fund shares and may, therefore, have a material upward or downward effect on the market price of the shares. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would, diluting its investment returns.
Low Volatility Risk. A low volatility strategy may underperform the broader market during periods of strong, rising or speculative stock prices. In addition, there is a risk that a Fund with such an investment strategy may experience more than minimum volatility. Securities in a Fund’s portfolio may be subject to price volatility, and their prices may not be less volatile (and could be more volatile) than the market as a whole, which could adversely affect the Fund’s NAV.
Management Risk. An index Fund invests in securities or other assets included in, or representative of, its Underlying Index, regardless of their investment merits. Such a Fund may be affected by a general decline in market segments related to its Underlying Index, and BFA generally does not attempt to invest the Fund’s assets in defensive positions under any market conditions, including declining markets. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track its Underlying Index. Because BFA uses a representative sampling indexing strategy, a Fund will not fully replicate its Underlying Index and may hold securities or other assets not included in the Underlying Index. As a result, a Fund is subject to the risk that BFA’s investment strategy, whose implementation is subject to a number of constraints, may not produce the intended results. There is no guarantee that a Fund’s investment results will have a high degree of correlation to those of its Underlying Index or that a Fund will achieve its investment objective.
Market Risk. A Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. The value of a financial instrument or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the particular instrument or asset, or factors that affect one or more issuers, counterparties, exchanges, countries or other geographic units, markets, industries, or asset classes. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other
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financial crisis, or other events could have a significant impact on a Fund and its investments and could result in increased premiums or discounts to a Fund’s NAV. Changes in market and economic conditions generally do not have the same impact on all types of instruments and assets.
Market Trading Risk. A Fund faces numerous market trading risks, any of which may lead to its shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to the NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
Absence of an Active Primary Market. Although Fund shares are listed for trading on one or more stock exchanges, there can be no assurance that an active primary trading market for Fund shares will develop or be maintained by market makers or Authorized Participants.
Secondary Listing Risks. A Fund’s shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund’s primary listing is maintained. Fund shares also may be available to non-U.S. investors through funds or structured investment vehicles similar to depositary receipts. There can be no assurance that a Fund’s shares will continue to trade on any such stock exchange or in any market or that a Fund’s shares will continue to meet the requirements for exchange listing or market trading. A Fund’s shares may be less actively traded in certain markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information that is available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.
Secondary Market Trading Risk. Shares of a Fund may trade in the secondary market at times when the Fund does not accept orders to create or redeem shares. At such times, shares may trade in the secondary market with more significant premiums or discounts to NAV than might be experienced at times when the Fund accepts creation and redemption orders. Securities held by a Fund may be traded in markets that close at a different time than an exchange on which Fund shares are traded. Liquidity in those securities may be reduced after the applicable closing time. As a result, during the time when the exchange is open but after the applicable market closing, fixing or settlement time, there may be wider bid/ask spreads on the exchange and a greater premium or discount to NAV.
In stressed market conditions, the market for a Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, and an investor may be unable to sell their Fund shares.
Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or for other reasons. In times of extraordinary market volatility, Fund shares may be subject to trading halts pursuant to “circuit breaker” rules of a stock exchange or market. If there is a trading halt or unanticipated closure of an exchange or market, an investor may be unable to purchase or sell Fund shares. In addition, if trading in certain securities or financial instruments is restricted, this may disrupt a Fund’s creation/redemption process, affect the price at which Fund shares trade in the secondary market, and result in a Fund being unable to trade certain securities or financial instruments. In such circumstances, a Fund may be unable to rebalance its portfolio or accurately price its portfolio holdings and may incur substantial trading losses.
Shares of a Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short. In addition, trading activity in derivative products based on a Fund may lead to increased trading volume and volatility in the secondary market for the shares of the Fund.
Fund Shares May Trade at Prices Other Than NAV. Shares of a Fund trade on stock exchanges at prices at, above or below the Fund’s most recent NAV. A Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s portfolio holdings. The trading price of a Fund’s shares fluctuates throughout trading hours based on both market supply of and demand for Fund shares and the underlying value of the Fund’s portfolio holdings or NAV. As a result, the trading prices of a Fund’s shares may deviate significantly from NAV during times of market volatility, significant redemption requests, or other unusual market conditions
However, because Fund shares can be created and redeemed in Creation Units at NAV, BFA believes that large discounts or premiums to a Fund’s NAV are not likely to be sustained over the long term (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs). While the creation/redemption feature is designed to make it more likely that a Fund’s shares normally will trade on stock exchanges at prices close to the Fund’s next calculated NAV, exchange prices are not expected to correlate exactly with the Fund’s NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants, or other market participants, and during periods of significant market volatility, may result in trading prices for shares of a Fund that differ significantly from its NAV. Authorized Participants may be less willing to create or redeem a Fund’s shares if there is a lack of an active market for such shares or the Fund’s underlying investments, which may contribute to the Fund’s shares trading at a premium or discount to NAV.
Costs of Buying or Selling Fund Shares. Buying or selling Fund shares on an exchange involves two types of costs that apply to all securities transactions. When buying or selling Fund shares through a broker, you will likely incur a brokerage commission and other charges. In addition, you may incur the cost of the “spread,” which is the difference between what investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). The spread varies over time for Fund shares based on trading volume and market liquidity. It is generally narrower if a Fund has more trading volume and market liquidity and wider if a Fund has less trading volume and market liquidity. Increased market volatility also may cause wider spreads. In addition, there may be regulatory and
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other charges that are incurred as a result of trading activity. Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results, and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments through a brokerage account.
Materials Companies Risk. The materials sector tends to be closely tied to the economic cycle and can be significantly affected by supply-demand dynamics. Materials companies may be adversely affected by commodity price volatility, exchange rate fluctuations, social and political unrest, war, import and export controls, supply chain disruption, increased competition, depletion of resources, technical advances, labor relations, litigation and government regulations, among other factors. Materials companies are at risk of liability for environmental damage and product liability claims and may incur significant costs in complying with environmental laws.
Mid-Capitalization Companies Risk. Investments in mid-capitalization companies may be riskier, less liquid, more volatile and more susceptible to economic, market and industry changes than investments in large-capitalization companies. Mid-capitalization companies may have more limited product lines, markets, financial resources and management experience. As a result, they generally are more vulnerable than large-capitalization companies to adverse business and economic developments. Mid-capitalization companies may have a shorter business track record, with relatively less information available to investors. The securities of mid-sized companies may trade less frequently and in smaller volumes than the securities of larger companies.
Momentum Securities Risk. Securities that previously exhibited greater momentum characteristics than other securities may not continue to experience positive momentum, and such a change could occur quickly. Momentum securities may experience more volatility than the market as a whole, and their returns may be less than the returns of other styles of investing or the overall stock market. A Fund that invests in momentum securities may experience significant losses if momentum stops, reverses or otherwise behaves differently than predicted. In addition, there may be periods when the momentum style of investing is out of favor, and the investment performance of a Fund may suffer during such period.
National Closed Market Trading Risk. To the extent that securities or other assets held by a Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on a Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to a Fund’s NAV that may be greater than those experienced by other funds.
Non-Diversification Risk. A Fund that is classified as “non-diversified” may invest a greater percentage of its assets in securities or other instruments representing a small number of issuers or counterparties, compared with funds that are classified as “diversified.” A non-diversified Fund thus may be more susceptible to the risks associated with these particular issuers or counterparties. The gains and losses on such holdings may have a greater impact on a non-diversified Fund’s performance than they would on the performance of a diversified Fund, and a non-diversified Fund’s NAV may be more volatile.
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on a Fund. The risks of investing in non-U.S. securities include the following, any of which may have an adverse impact on a Fund:
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Less liquid markets, which may make valuing securities more difficult;
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Greater market volatility;
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Government intervention in issuers' operations or structure;
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Government expropriation or nationalization of assets;
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Exchange rate fluctuations and currency controls;
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Limitations on the foreign ownership of securities;
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Imposition of withholding or other taxes;
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Restrictions on the repatriation of capital;
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Higher transaction and custody costs;
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Foreign market trading hours, different clearing and settlement procedures, and holiday schedules, which may limit a Fund's ability to engage in portfolio transactions;
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Less regulation of the securities and other financial markets;
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Less availability of public information about issuers;
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Weaker accounting, audit, disclosure and financial reporting requirements and the risk of being delisted from U.S. exchanges;
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Difficulties in enforcing contractual obligations; and
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Legal principles relating to corporate governance, directors’ fiduciary duties and liabilities, and shareholder rights that are less robust than those that apply in the U.S.
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Withholding Tax Reclaims Risk. A Fund that holds non-U.S. securities may file claims to recover withholding tax on dividend and interest income (if any) received from issuers in certain countries where such withholding tax reclaim is possible. Whether or when a Fund will receive a withholding tax refund is within the control of the tax authorities in such countries. Where a Fund expects to recover withholding tax based on a continuous assessment of the probability of recovery, the Fund’s NAV generally includes accruals for such tax refunds. The Fund continues to evaluate tax developments for potential impact to the probability of recovery. If the likelihood of receiving a tax refund materially decreases, such as due to a change in tax regulation or approach, accruals in a Fund’s NAV for such refunds may be written down partially or in full, which will adversely affect the Fund’s NAV. Investors in a Fund at the time when an accrual is written down will bear the impact of any resulting reduction in NAV regardless of whether they were investors during the accrual period. Conversely, if a Fund receives a tax refund that was not previously accrued, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from any such NAV increase.
Operational and Technology Risks. A Fund and the entities with which it interacts directly or indirectly are susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or impair the Fund’s operations. These entities include, but are not limited to, a Fund’s adviser, administrator, distributor, other service providers (e.g., index and benchmark providers, accountants, custodians, and transfer agents), financial intermediaries, counterparties, market makers, Authorized Participants, listing exchanges, other financial market operators, and governmental authorities. Operational and technology risks for the issuers in which a Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value. A Fund may incur substantial costs in order to mitigate operational and technology risks.
Cybersecurity incidents can result from deliberate attacks or unintentional events against an issuer in which a Fund invests, the Fund or any of its service providers. They include, but are not limited to, gaining unauthorized access to systems, misappropriating assets or sensitive information, corrupting or destroying data, and causing operational disruption. Geopolitical tension may increase the scale and sophistication of deliberate attacks, particularly those from nation states or from entities with nation state backing. Cybersecurity incidents may result in any of the following: financial losses; interference with a Fund’s ability to calculate its NAV; disclosure of confidential information; impediments to trading; submission of erroneous trades by a Fund or erroneous subscription or redemption orders; the inability of a Fund or its service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; and other legal and compliance expenses. Furthermore, cybersecurity incidents may render records of a Fund, including records relating to its assets and transactions, shareholder ownership of Fund shares, and other data integral to a Fund’s functioning, inaccessible, inaccurate or incomplete. Power outages, natural disasters, equipment malfunctions and processing errors that threaten information and technology systems relied upon by a Fund or its service providers, as well as market events that occur at a pace that overloads these systems, may also disrupt business operations or impact critical data. In addition, the risks of increased use of AI technologies, such as machine learning, include data risk, transparency risk, and operational risk. The AI technologies, which are generally highly reliant on the collection and analysis of large amounts of data, may incorporate biased or inaccurate data, and it is not possible or practicable to incorporate all relevant data into such technologies. The output or results of any such AI technologies may therefore be incomplete, erroneous, distorted or misleading. Further, AI tools may lack transparency as to how data is utilized and how outputs are generated. AI technologies may also allow the unintended introduction of vulnerabilities into infrastructures and applications. A Fund and its shareholders could be negatively impacted as a result of these risks associated with AI technologies. AI technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to quickly evolve, and it is impossible to anticipate the full scope of future AI capabilities or rules and the associated risks to a Fund.
While a Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. Each Fund and its adviser seek to reduce these risks through controls, procedures and oversight, including establishing business continuity plans and risk management systems. However, there are inherent limitations in such plans and systems, including the possibility that certain risks that may affect a Fund have not been identified or may emerge in the future; that such plans and systems may not completely eliminate the occurrence or mitigate the effects of operational or information security disruptions or failures or of cybersecurity incidents; or that prevention and remediation efforts will not be successful or that incidents will go undetected. A Fund cannot control the systems, information security or other cybersecurity of the issuers in which it invests or its service providers, counterparties, and other third parties whose activities affect the Fund.
Lastly, the regulatory climate governing cybersecurity and data protection is developing quickly and may vary considerably across jurisdictions. Regulators continue to develop new rules and standards related to cybersecurity and data protection. Compliance with evolving regulations can be demanding and costly, requiring substantial resources to monitor and implement required changes.
Ownership Limitations Risk. If certain aggregate and/or fund-level ownership thresholds are reached through transactions undertaken by BFA, its affiliates or a Fund, or as a result of third-party transactions or actions by an issuer or regulator, the ability of BFA and its affiliates on behalf of clients (including a Fund) to purchase or dispose of investments, exercise rights or undertake business transactions may be restricted by law, regulation or rules or otherwise impaired. The capacity of a Fund to invest in certain securities or other assets may be affected by the relevant threshold limits, and such limitations may have adverse effects on the liquidity and performance of a Fund’s portfolio holdings.
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For example, ownership limits may apply to securities whose issuers operate in certain regulated industries or in certain international markets. Such limits also may apply where the investing entity (such as a Fund) is subject to corporate or regulatory ownership restrictions or invests in certain futures or other derivative transactions. In certain circumstances, aggregate and/or fund-level amounts invested or voted by BFA and its affiliates for client funds and accounts managed by BFA (including a Fund) may not exceed the relevant limits without the grant of a license or other regulatory or corporate approval, order, consent, relief or non-disapproval. However, there is no guarantee that permission will be granted or that, once granted, it will not be modified or revoked at a later date with minimal or no notice. In other cases, exceeding such thresholds may cause BFA and its affiliates, a Fund or other client accounts to suffer disadvantages or business restrictions.
Ownership limitations are highly complex. It is possible that, despite BFA’s intent to either comply with or be granted permission to exceed ownership limitations, it may inadvertently breach a limit or violate the corporate or regulatory approval, order, consent, relief or non-disapproval that was obtained.
Quality Securities Risk. Securities that previously exhibited greater quality characteristics than other securities may not continue to be quality securities. Many factors can impact a security’s quality and performance, and such factors and their impact may be difficult to predict. The returns of quality securities may be less than the returns of other styles of investing or the overall stock market. In addition, there may be periods when the quality style of investing is out of favor, and the investment performance of a Fund may suffer during such period.
Real Estate Companies Risk. Real estate companies, which include real estate investment trusts, real estate holding and operating companies, and real estate management or development companies, expose investors to the risks of owning real estate directly as well as to the risks from the way that such companies operate. Real estate companies and property values may be adversely affected by regulations and other governmental actions, including tax increases, zoning changes and other usage restrictions, environmental regulations, regulatory limitations on rent or eviction, and eminent domain.
Real estate is highly sensitive to general and local economic conditions and can be subject to intense competition and periodic overbuilding. Real estate companies may own a limited number of properties and concentrate their investments in a particular geographic region, industry or property type. Economic downturns or other adverse events (e.g., natural disasters) that affect a particular region, industry or property type may lead to decreases in property values, leasing declines and defaults by borrowers or tenants. In the event of a default, a real estate company may experience substantial delays and costs in enforcing its rights with respect to the property and protecting its investment. In addition, because real estate is relatively illiquid, a company may be constrained in its ability to diversify or liquidate its investments in response to economic conditions or other events.
Real estate companies may depend on the management skills of a few key individuals and may have limited financial resources. They may be highly leveraged, which can magnify losses, and interest rate increases can make it difficult for them, as well as borrowers and tenants, to obtain debt financing and meet payment obligations. Declining interest rates could result in increased prepayment on loans and require redeployment of capital in less desirable investments.
Certain real estate companies, such as REITs, could fail to qualify for favorable tax or regulatory treatment, which could produce adverse economic consequences for the company and its investors, including a Fund.
Reliance on Trading Partners Risk. The economies of some countries or regions in which the Fund invests are dependent on trading with certain key trading partners. Reduction in spending on the products and services of these countries or regions, institution of tariffs or other trade barriers by any of their key trading partners or a slowdown in the economies of any of their key trading partners may cause an adverse impact on the economies of such countries or regions.
Risk of Investing in China. Investments in Chinese securities, including certain Hong Kong-listed and U.S.-listed securities, subject a Fund to risks specific to China. China is subject to a considerable degree of economic, political and social instability.
Political and Social Risk. The Chinese government is authoritarian and has periodically used force to suppress civil dissent. Disparities of wealth and the pace of economic liberalization may lead to social turmoil, violence and labor unrest. In addition, China continues to experience disagreements related to integration with Hong Kong and religious and nationalist disputes in Tibet and Xinjiang. There is also a greater risk in China than in many other countries of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation as a result of internal social unrest or conflicts with other countries. Unanticipated political or social developments may result in sudden and significant investment losses. China’s income inequality, rapidly aging population and significant environmental issues also are factors that may affect the Chinese economy.
Government Control and Regulations. Despite the Chinese government’s implementation of economic and market reforms in recent decades, government control over certain sectors and enterprises and significant regulation of investment and industry are still pervasive. China has restrictions on investment in companies or industries deemed to be sensitive to particular national interests, trading of securities of Chinese issuers, foreign ownership of Chinese corporations and/or the repatriation of assets by foreign investors. Restrictions on foreign ownership of Chinese securities may have adverse effects on a Fund’s liquidity and performance and could lead to higher tracking error. Chinese government intervention in the market may have a negative impact on market sentiment, which may in turn affect the performance of the Chinese economy and a Fund’s investments. Chinese markets generally continue to experience inefficiency, lack of publicly available information, and political and social instability and may be subject to volatility and pricing anomalies resulting from governmental influence.
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Chinese companies, such as those in the financial services, technology and potentially other sectors, are also subject to the risk that Chinese authorities can intervene in their operations and structure, which may negatively affect the value of a Fund’s investments.
Economic Risk. The Chinese economy is highly reliant on trade and may be adversely affected by, among other things, a deterioration in global demand and spending for Chinese exports or a contraction in spending on domestic goods by Chinese consumers. The institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and companies in which a Fund invests. The current political climate has intensified concerns about a potential trade war between China and the U.S. as each country has imposed tariffs on the other. These actions and their consequences (which are difficult to predict) could have a negative impact on a Fund’s performance. It is unclear whether further tariffs or other escalating actions may occur.
In addition, certain Chinese companies (which may change from time to time) are directly or indirectly subject to economic or trade restrictions imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. For example, certain foreign technology companies are subject to export controls as those companies are believed to pose a risk to U.S. interests. The U.S. also bans imports of goods produced in certain regions of China or by certain Chinese companies due to concerns about forced labor. Such restrictions may have unanticipated and adverse effects on the Chinese economy and companies. Any action that targets Chinese financial markets or securities exchanges could interfere with orderly trading, delay settlement or cause market disruptions. A Fund’s Underlying Index may include companies that are subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments. So long as these restrictions do not include restrictions on investments, a Fund is generally expected to invest in such companies, consistent with its objective to track the performance of its Underlying Index. Other economic challenges for China include indebtedness, weak consumer demand, and an aging population. China continues to face pressure from its trading partners over its exporting of its excess industrial capacity and overall approach to economic management.
Expropriation Risk. The Chinese government maintains a major role in economic policymaking, and investing in China involves risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested.
Security Risk. China has strained international relations with Taiwan, Japan, the Philippines, India, and other neighbors due to territorial disputes, historical animosities, defense concerns and other security concerns. China has a complex territorial dispute regarding the sovereignty of Taiwan and has pledged to take control of Taiwan, including by force if necessary. The Chinese military has conducted military drills around Taiwan in connection with China’s claim to Taiwan. Taiwan-based companies and individuals are significant investors in China. Continuing hostility between China and Taiwan may have an adverse impact on their economies and markets and on the value of a Fund’s investments in China, Taiwan or the region, may cause a suspension in a Fund’s ability to trade in certain securities or other assets, or may otherwise make such investments impracticable or impossible. Frictions between China and the Philippines in the South China Sea pose a risk of escalation potentially leading to military conflict.
Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, export controls, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers in which a Fund invests. It may be impossible or impracticable for a Fund to hold, transact in or value securities of sanctioned companies, and there may be a significant decrease in the valuation of such securities. Relations between China’s Han ethnic majority and other ethnic groups in China, including Tibetans and Uighurs, are also strained and have been marked, historically, by protests and violence. These situations may cause uncertainty in the Chinese markets and may adversely affect the Chinese economy. In addition, conflict on the Korean Peninsula could adversely affect the Chinese economy. Such risks, among others, may adversely affect the value of a Fund’s investments.
Chinese Equity Markets. There are several types of Chinese equity securities, including H-shares, A-shares, B-shares, Red-Chips and/or P-Chips. The issuance of B-shares and H-shares by Chinese companies and the ability to obtain a “back-door listing” through Red-Chips or P-Chips is still regarded by the Chinese authorities as an experiment in economic reform. “Back-door listing” is a means by which a mainland Chinese company issues Red-Chips or P-Chips to obtain quick access to international listing and international capital. These share mechanisms are subject to the political and economic policies in China. In the Chinese securities markets, a small number of issuers may represent a large portion of the entire market. The Chinese securities markets also may be subject to more frequent trading halts, low trading volume and price volatility.
Hong Kong Political Risk. Hong Kong reverted to Chinese sovereignty on July 1, 1997 as a Special Administrative Region (“SAR”) of the People’s Republic of China (“PRC”) under the principle of “one country, two systems.” Although China is obligated by treaty to maintain the current capitalist economic and social system of Hong Kong through June 30, 2047, the continuation of economic and social freedoms enjoyed in Hong Kong is dependent on the government of China. Hong Kong has experienced protests and unrest related to China’s control, and tensions have increased between China and Hong Kong. Due to the interconnected nature of the Hong Kong and Chinese economies, instability in Hong Kong may adversely affect the Hong Kong and Chinese markets. Other countries’ perceptions of the degree of convergence between China and Hong Kong, such as with respect to trade, and resulting actions also may impact both economies. In addition, the Hong Kong dollar trades at a fixed exchange rate in relation to (or is “pegged” to) the U.S. dollar, which has contributed to the growth and stability of the Hong Kong economy. However, it is uncertain how long the currency peg will continue or what effect the
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establishment of an alternative exchange rate system would have on Hong Kong’s economy. Such a change could result in a decline in a Fund’s NAV because the NAV is denominated in U.S. dollars.
Limited Information, Legal Remedies and VIE Structure Risk. Chinese companies, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, or for other reasons, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies. The Funds do not select investments based on investor protection considerations.
Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. In a VIE structure, a Chinese operating company establishes a shell company in another jurisdiction to issue stock to public shareholders. When a VIE structure is used by a Chinese company to list its stock in the U.S., instead of owning the equity securities of the Chinese company, the U.S.-listed shell company directly or indirectly enters into contracts with the Chinese operating company under Chinese law. These contracts provide the U.S.-listed shell company with only economic exposure to the Chinese company and do not represent equity ownership in the operating company.
While VIEs are a longstanding practice that is well known to Chinese officials and regulators, they have not been formally recognized under Chinese law. The Chinese government has provided guidance to and placed restrictions on Chinese-based companies raising capital offshore, including through VIEs. In 2023, the China Securities Regulatory Commission (“CSRC”) released new rules that permit the use of VIE structures, provided they abide by Chinese laws and register with the CSRC. The rules, however, may cause Chinese companies to undergo greater scrutiny and add costs to VIE structures. Intervention, rulemaking or guidance by the Chinese government with respect to VIE structures or the non-enforcement of VIE-related contractual rights could significantly affect the operating company’s business in China, the enforceability of the U.S.-listed shell company’s contractual arrangements with the Chinese company and the value of the U.S.-listed stock. Further, the VIE contractual arrangement would likely be subject to Chinese law and jurisdiction, and remedies available to the U.S.-listed shell company are uncertain and could be ineffective. Any change in the operations of entities in a VIE structure, the status of VIE contractual arrangements or the legal or regulatory environment in China, generally or with respect to specific industries, could result in significant, and possibly permanent and/or total, losses to a Fund.
Risk of Investing in Developed Countries. Investment in developed country issuers will subject a Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries generally tend to rely on services sectors (e.g., the financial services sector) as the primary means of economic growth. A prolonged slowdown in one or more services sectors is likely to have a negative impact on economies of certain developed countries, although economies of individual developed countries can be impacted by slowdowns in other sectors. In the past, certain developed countries have been targets of terrorism, and some geographic areas in which a Fund invests have experienced strained international relations due to territorial disputes, historical animosities, defense concerns and other security concerns. These situations may cause uncertainty in the financial markets in these countries or geographic areas and may adversely affect the performance of the issuers to which a Fund has exposure. Heavy regulation of certain markets, including labor and product markets, may have an adverse effect on certain issuers. Such regulations may negatively affect economic growth or cause prolonged periods of recession. Many developed countries are heavily indebted and face rising healthcare and retirement expenses. In addition, price fluctuations of certain commodities and regulations impacting the import of commodities may negatively affect developed country economies.
Risk of Investing in Emerging Markets. Investments in emerging market issuers may be subject to a greater risk of loss than investments in issuers located or operating in more developed markets. This is due to, among other things, the potential for greater market volatility, lower trading volume, higher levels of inflation, social, political or economic instability, greater risk of a market shutdown and more governmental limitations on foreign investments in emerging market countries than are typically found in more developed markets.
Some emerging market countries may experience economic instability, including instability resulting from substantial rates of inflation or significant devaluations of their currency, or economic recessions, which would have a negative effect on the economies and financial markets of their economies. Some of these countries may impose restrictions on the exchange or export of currency or adverse currency exchange rates, and there may be a lack of available currency hedging instruments.
Disparities of wealth, the pace and success of democratization and ethnic, religious and racial disaffection, among other factors, may exacerbate unrest or violence in certain countries. Unanticipated or sudden political or social developments may result in sudden and significant investment losses.
Companies in many emerging markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries, and as a result, information about the securities in which a Fund invests may be less reliable or complete. Moreover, emerging markets often have less reliable securities valuations and greater risks associated with the custody of securities than developed markets. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies, and shareholders may have limited legal remedies. A Fund’s investments are not selected based on investor protection considerations.
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In addition, emerging markets often have greater risk of capital controls through such measures as taxes or interest rate control than developed markets. Certain emerging market countries may also lack the infrastructure necessary to attract large amounts of foreign trade and investment. Chronic structural public sector deficits in some countries may adversely impact a Fund’s investments.
Local securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to changes in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times. Settlement procedures in emerging market countries are frequently less developed and reliable than those in the U.S. (and other developed countries). In addition, significant delays may occur in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for a Fund to value its portfolio securities and could have an adverse effect on a Fund in seeking to achieve its investment objective.
There could be additional impacts on the value of a Fund as a result of sustainability risks, in particular those caused by environmental changes, social issues and governance risk. Additionally, disclosures or third-party data coverage associated with sustainability risks is generally less available or transparent in these markets.
Investments in emerging market countries may be subject to loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested in such countries.
Risk of Investing in Europe. A Fund may be more exposed to the economic and political risks of Europe and of the European countries in which it invests than are funds whose investments are more geographically diversified. Adverse economic and political events in Europe may cause the Fund’s investments to decline in value. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. A Fund makes investments in securities of issuers that are domiciled in, have significant operations in, or that are listed on at least one securities exchange within member states of the EU. The EU requires compliance by member states with restrictions on inflation rates, deficits, interest rates and debt levels, as well as fiscal and monetary controls, each of which may significantly affect every country in Europe, including those countries that are not members of the EU. Changes in imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro (the common currency of certain EU countries), the default or threat of default by an EU member state on its sovereign debt, or an economic recession in an EU member state may have a significant adverse effect on the economies of other EU member states and their trading partners. The European financial markets have experienced volatility and adverse trends in years past due to concerns about economic downturns or rising government debt levels in several European countries, including, but not limited to, Austria, Belgium, Cyprus, France, Greece, Ireland, Italy, Portugal, Spain and Ukraine. These events have and may in the future adversely affect the exchange rate of the euro and may significantly affect other European countries.
Responses to financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest, may limit future growth and economic recovery or may have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro and/or withdraw from the EU.
Certain European countries have also developed increasingly strained relationships with the U.S., and if these relations were to worsen, they could adversely affect European issuers that rely on the U.S. for trade. Secessionist movements, such as the Catalan movement in Spain and the independence movement in Scotland, as well as governmental or other responses to such movements, may also create instability and uncertainty in the region. In addition, the national politics of countries in the EU have been unpredictable and subject to influence by varying political groups and ideologies. The governments of EU countries may be subject to change and such countries may experience social and political unrest. Unanticipated or sudden political or social developments may result in sudden and significant investment losses. The occurrence of terrorist incidents throughout Europe also could impact financial markets. The impact of these events is not clear but could be significant and far-reaching and could adversely affect the value of a Fund. A Fund’s investments could be negatively impacted by any economic or political instability in any European country.
Risk of Investing in Japan. Investing in Japanese issuers subjects a Fund to legal, regulatory, political, economic, currency, geographic and security risks that are specific to Japan. Japan’s economic growth rate has generally remained low relative to other advanced economies, and it may continue to remain low. Its economy depends heavily on international trade and government policy supporting its export market. Economic downturns or political instability in its key trading partners, which include the United States and China, could have an adverse effect on the Japanese economy. Currency fluctuations also could adversely impact Japan’s export market and its economy. If the Japanese government were to intervene in the currency market, as it has in the past, the yen’s value could fluctuate sharply and unpredictably, which could cause losses to investors.
Other risks to Japan’s economic growth and competitiveness include significant public debt and deficits as well as labor shortages due to an aging and declining population. In addition, Japan lacks many natural resources and relies heavily on imports of oil and other commodities. Price increases, shortages or volatility in commodities markets could have a negative effect on Japan’s economy. Other risks to the Japanese economy and financial markets include natural disasters and Japan’s relations with neighboring countries, which at times have been strained.
Risk of Investing in Russia. Investing in Russian securities involves significant risks, in addition to those described under “Risk of Investing in Emerging Markets” and “Non-U.S. Securities Risk,” that are not typically associated with investing in U.S. securities, including:
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The risk of delays in settling portfolio transactions and the risk of loss arising out of the system of share registration and custody used in Russia;
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Risks in connection with the maintenance of a Fund’s portfolio securities and cash with foreign sub-custodians and securities depositories, including the risk that appropriate sub-custody arrangements will not be available to a Fund;
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The risk that a Fund’s ownership rights in portfolio securities could be lost through fraud or negligence because ownership in shares of Russian companies is recorded by the companies themselves and by registrars, rather than by a central registration system;
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The risk that a Fund may not be able to pursue claims on behalf of its shareholders because of the system of share registration and custody, and because Russian banking institutions and registrars are not guaranteed by the Russian government; and
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The risk that various responses by other nation-states to alleged Russian cyber activity will impact Russia’s economy and Russian issuers of securities in which a Fund invests.
Russian invasion of Ukraine. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, import and export restrictions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, may impact Russia’s economy, Russian issuers of securities in which a Fund invests, or the economies of Europe as a whole. Actual and threatened responses to Russian military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and are likely to have collateral impacts on such sectors across Europe and globally.
Russia Sanctions. Governments, including the U.S., the E.U., the U.K., and many other countries (collectively, the “Sanctioning Bodies”) have imposed economic sanctions on certain Russian individuals, including politicians, and Russian corporate and banking entities, including banning Russia from global payments systems that facilitate cross-border payments. In an effort to curtail Russia’s ability to finance its war effort, the Sanctioning Bodies continue to elevate these measures and may, going forward, institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. These sanctions could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of a Fund to buy, sell, receive or deliver those securities and/or assets.
The sanctions against certain Russian issuers include broad asset freezes and prohibitions on transacting or otherwise dealing in select issuances of debt or equity of such issuers, among others. Compliance with each of these sanctions measures has impaired, and may continue to impair, the ability of a Fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. A Fund may also be legally required to block (i.e., freeze) assets in a blocked account and report the accompanying exposure to Sanctioning Bodies.
Sanctions have resulted in Russia taking counter measures or retaliatory actions, which has impaired the value and liquidity of Russian securities. These retaliatory measures include the immediate freeze of Russian assets held by a Fund. Due to the freeze of these assets, including depositary receipts, a Fund may need to liquidate non-restricted assets in order to satisfy any Fund redemption orders. The liquidation of Fund assets during this time may also result in the Fund receiving substantially lower prices for its securities. Russia may implement additional retaliatory measures, which may further impair the value and liquidity of Russian securities and the ability of a Fund to receive dividend payments. Russia has issued a number of countersanctions, some of which restrict the distribution of profits by limited liability companies (e.g., dividends), and prohibits Russian persons from entering into transactions with designated persons from “unfriendly states” as well as the export of raw materials or other products from Russia to certain sanctioned persons. Russian companies may be unable to pay dividends and, if they pay dividends, a Fund may be unable to receive them.
These sanctions, the decision by Russia to suspend trading on the Moscow Exchange (MOEX) and prohibit non-resident investors from executing security sales, and other events have led index providers to remove Russian securities from indexes. Each Fund is currently restricted from trading in Russian securities, including those in its portfolio (if any), and the Underlying Indexes have removed Russian securities (if any). This disparity will also lead to increased tracking error. The inability of a Fund to trade in Russian securities may adversely affect the Fund’s ability to meet its investment objective. It is unknown when, or if, sanctions may be lifted or a Fund’s ability to trade in Russian securities will resume.
Risk of Investing in Saudi Arabia. Investing in Saudi Arabian issuers involves legal, regulatory, political, currency, security, and economic risks that are specific to Saudi Arabia. Saudi Arabia is highly reliant on income from the sale of petroleum and trade with other countries involved in the sale of petroleum, and its economy is therefore vulnerable to changes in foreign currency values and the petroleum market. A sustained decrease in petroleum prices could have a negative impact on all aspects of the economy. In addition, Saudi Arabia’s economy relies heavily on cheap, foreign labor, and changes in the availability of this labor supply could have an adverse effect on the economy.
Investments in the securities of Saudi Arabian issuers involve risks not typically associated with investments in securities of issuers in more developed countries, which may negatively affect the value of a Fund’s investments. Such heightened risks may include, among others, the expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, crime and instability as a result of religious, ethnic and/or socioeconomic unrest. The government of Saudi Arabia exercises substantial influence over many
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aspects of the private sector, and its actions could significantly impact the value of Saudi Arabian securities. Although some economic reforms (e.g., privatization) are underway, restrictions on foreign ownership persist, and the government has an ownership stake in many key industries. Saudi Arabia has experienced strained relations with economic partners worldwide, including other countries in the Middle East, due to geopolitical events. Economic sanctions (or the threat of them) on Saudi Arabian individuals or Saudi Arabian corporate entities may have an adverse impact on the Saudi Arabian economy and securities.
The ability of foreign investors to invest in the securities of Saudi Arabian issuers could be restricted by the Saudi Arabian government at any time, and unforeseen risks could materialize with respect to foreign ownership of such securities. In addition, the Saudi Arabian government places investment limitations on the ownership of Saudi Arabian issuers by foreign investors. Such limits may prevent a Fund from investing in accordance with its strategy and result in tracking error for a Fund that tracks an index.
Saudi Arabia Broker Risk. There are a number of ways to conduct transactions in equity securities in the Saudi Arabian market. A Fund generally expects to transact in a manner so that it is not limited by Saudi Arabian regulations to a single broker. However, there may be a limited number of brokers who can provide services to a Fund, which may have an adverse impact on the prices, quantity or timing of Fund transactions. A limited number of brokers may impact a Fund’s ability to achieve best execution on transactions. In addition, a Fund may be more susceptible to credit loss or trading disruptions in the event of a default or business disruption among the available brokers. If a Fund’s use of a broker is disrupted, there could be an adverse impact on the Fund’s operations and, if applicable, its ability to track the Underlying Index, and the Fund’s shares could trade at a premium or discount to NAV. A Fund may also incur losses due to the acts or omissions of its brokers in the execution or settlement of transactions or in the transfer of funds or securities.
Risk of Investing in the U.K. Investing in U.K. issuers subjects a Fund to legal, regulatory, political, economic, currency, geographic and security risks that are specific to the U.K. Economic downturns or political instability in its key trading partners, which include the United States and other European countries, could have an adverse effect on the U.K. economy. Following Brexit, certain trading matters between the U.K. and the EU remain unresolved, including with respect to financial services. Continuing uncertainty regarding the U.K.’s relationship with the EU could have an adverse impact on the economy and currency of the United Kingdom. Other risks to the U.K.’s economic growth and competitiveness include high public debt and relatively low productivity.
Risk of Investing in the U.S. Investing in U.S. issuers involves legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. A decrease in imports or exports, changes in trade regulations, inflation, an economic recession, financial system stress, or political turmoil, among other risks, may have an adverse effect on the U.S. economy and the securities listed on U.S. exchanges. The U.S. is also subject to the risk of natural disasters, such as droughts, earthquakes, fires and floods. U.S. security risks include acts of terrorism, internal unrest and a deterioration in relations between the U.S. and certain countries. Any of these may adversely affect the U.S. economy, financial markets or issuers.
Governmental agencies project that the U.S. will maintain elevated public debt levels for the foreseeable future. Although elevated debt levels do not necessarily indicate or cause economic problems, the costs of servicing such debt may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system.
Securities Lending Risk. A Fund may engage in securities lending. Securities lending involves the risk that a Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund.
Small-Capitalization Companies Risk. Investments in small-capitalization companies may be riskier, less liquid, more volatile and more susceptible to economic, market and industry changes than investments in large- or mid-capitalization companies. Small-capitalization companies may have more limited product lines, markets, financial resources, personnel and management experience. As a result, they generally are more vulnerable than larger companies to adverse business and economic developments. Small-capitalization companies may have a short business track record, with relatively less information available to investors. The securities of smaller companies may trade less frequently and in lower volumes than the securities of larger companies. Some securities of smaller issuers may be illiquid or restricted as to resale, and their values may have significant volatility. A Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund’s obligations.
Style Factors Risk. The applicable style factors for a Fund based on its Underlying Index have characteristics that may cause the Fund to underperform the applicable Parent Index or the market as a whole. There may be periods when a particular style of equity investing is out of favor, and the investment performance of a Fund may suffer during such a period.
Momentum Factor Risk. Securities that previously exhibited greater momentum characteristics than other securities may not continue to experience positive momentum, and such a change could occur quickly. Momentum securities may experience more volatility than the market as a whole.
Quality Factor Risk. Securities that previously exhibited greater quality characteristics than other securities may not continue to be quality securities. Many factors can impact a security’s quality and performance, and such factors and their impact may be difficult to predict.
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Value Factor Risk. Value securities may decline in price or fail to appreciate for long periods of time, and they may never realize their full potential value. Although value securities have generally performed better than non-value securities during periods of economic recovery, there is no assurance that they will continue to do so.
Low Volatility Factor Risk. Low volatility securities may underperform the broader market during periods of strong, rising or speculative stock prices. The prices of such securities may not be any less volatile (and could be more volatile) than the market as a whole.
Low Size Factor Risk. Low size companies may have more limited product lines, markets, financial resources, personnel and management experience and thus may be more vulnerable to adverse business and economic developments than relatively larger-capitalized companies. Low size securities may be more be more volatile and less liquid than securities on the larger end of a Fund’s capitalization range, and it may be more difficult for a Fund to buy and sell them.
Sustainability Risk. Sustainability risk is an inclusive term to designate investment risk (probability or uncertainty of occurrence of material losses relative to the expected return of an investment) that relates to environmental, social or governance issues.
Sustainability risk around environmental issues includes, but is not limited to, climate risk, both physical and transition risk. Physical risk arises from the physical effects of climate change, acute or chronic. For example, frequent and severe climate-related events can impact products and services and supply chains. Transition risk – whether policy, technology, market or reputation risk – arises from the adjustment to a low-carbon economy in order to mitigate climate change. Risks related to social issues can include, but are not limited to, labor rights and community relations. Governance-related risks can include but are not limited to risks around board independence, ownership and control, and audit and tax management. These risks can impact an issuer’s operational effectiveness and resilience as well as its public perception and reputation, affecting its profitability and, in turn, its capital growth and ultimately impacting the value of holdings in a Fund.
These are only examples of sustainability risk factors, and sustainability risk factors do not solely determine the risk profile of the investment. The relevance, severity, materiality and time horizon of sustainability risk factors and other risks can differ significantly across Funds.
Sustainability risk can manifest itself through different existing risk types including, but not limited to, market, liquidity, concentration, credit and asset-liability mismatch risk. For example, a Fund may invest in the securities of an issuer that could face potentially reduced revenues or increased expenditures from physical climate risk (e.g., decreased production capacity due to supply chain perturbations, lower sales due to demand shocks or higher operating or capital costs) or transition risk (e.g., decreased demand for carbon-intensive products and services or increased production costs due to changing input prices). As a result, sustainability risk factors may have a material impact on an investment, may increase volatility, may affect liquidity and may have an adverse impact on the value of shares of a Fund.
The impact of those risks may be higher for Funds with particular sectoral or geographic concentrations. For example, Funds with geographic concentration in locations susceptible to adverse weather conditions where the value of the investments in the Funds may be more susceptible to adverse physical climate events, or Funds with specific sectoral concentrations, such as investing in industries or issuers with high carbon intensity or high switching costs associated with the transition to low carbon alternatives, may be more impacted by climate transition risks.
All or a combination of these factors may have an unpredictable impact on a Fund’s investments. Under normal market conditions, such events could have a material impact on the value of shares of a Fund.
Assessments of sustainability risk are specific to the asset class and to a fund’s investment objective. Different asset classes require different data and tools to apply heightened scrutiny, assess materiality, and make meaningful differentiation among issuers and assets. To the extent consistent with a Fund’s investment objective, risks are considered and risk managed concurrently, by prioritizing in part based on materiality and on the Fund’s objective.
The impacts of sustainability risk are likely to develop over time, and new sustainability risks may be identified as further data and information regarding sustainability factors and impacts become available.
Technology Companies Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources and personnel. These companies may face rapid product obsolescence as well as unexpected risks and costs related to new product introduction and technological developments, such as artificial intelligence and machine learning. Technology companies may be adversely affected by disruptions to supply chains and distribution networks as well as issues at third-party partners. They are heavily dependent on patent and other intellectual property rights, and the loss or impairment of these rights may adversely affect their profitability. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action. These companies also may be adversely affected by, among other things, actual or perceived security vulnerabilities or other defects in their products and services, which may result in lawsuits, government enforcement actions and other remediation costs.
Tracking Error Risk. A Fund that tracks an index is subject to the risk of “tracking error,” which is the divergence of a Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in a Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by a Fund that the Underlying Index does not incur; a Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by a Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends
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reflected in the Underlying Index from a Fund’s obligation, if any, for foreign withholding taxes; the requirements for a Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index, such as during a rebalancing or reconstitution; and impacts to a Fund of complying with certain regulatory requirements or limits. A Fund that tracks an index composed of a large number of securities or other assets may experience greater tracking error than a Fund that tracks a more narrow index. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions.
U.S. Economic Risk. The U.S. is a significant trading partner of, or foreign investor in, a number of countries. As a result, the economic conditions of such countries may be particularly affected by changes in the U.S. economy, such as a decrease in U.S. imports or exports, changes in trade regulations, changes in the U.S. dollar exchange rate or an economic slowdown in the U.S. Any such event may have an adverse effect on the economies of U.S. trading partners and the securities issuers in such countries, which in turn could negatively impact a Fund’s investments. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system.
Utility Companies Risk. Utility infrastructure often requires significant capital expenditures, and utility companies may face high interest costs and difficulty in raising capital. Technological innovations may render existing equipment or products obsolete, and companies may experience difficulty in obtaining regulatory approval of new technologies. Utility operations may be disrupted by events that target or damage utility infrastructure, including natural disasters and cyber or other attacks. Utilities companies may be adversely affected by volatility in the price of certain energy resources.
Utility companies face risks from government regulation and oversight as well as from deregulation (if applicable). Regulators may monitor and control companies’ revenues and costs. There is no assurance that regulators will grant rate increases or that rate levels will be adequate to permit the payment of stock dividends or bond coupon payments. In addition, there may be regulatory restrictions on the ability of utility companies to enter new lines of business and geographic areas. Utility companies incur costs in complying with environmental and other regulations and may face significant challenges in obtaining regulatory approval for certain projects, such as nuclear power plants. Utility companies are at risk of liability for environmental harm and other types of damages. Energy conservation, climate change and other sustainability policies also may impact utility companies. Deregulation may subject companies to greater competition, may adversely affect their profitability and may lead them to engage in riskier ventures.
Valuation Risk. The price that a Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The price received by a Fund also may differ from the value used by the Underlying Index (if applicable). Because non-U.S. exchanges or markets may be open on days or during time periods when a Fund does not price its shares, the value of the securities or other assets in a Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares.
In addition, for purposes of calculating a Fund’s NAV, the value of assets denominated in non-U.S. currencies (if any) is translated into U.S. dollars at the prevailing market rates. For a Fund that tracks an Underlying Index, this may result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index. Authorized Participants that create or redeem Fund shares on days when a Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
Value Securities Risk. Value securities are those issued by companies that may be perceived as undervalued. Such securities may decline in price or fail to appreciate for long periods of time, and they may never realize their full potential value because the market fails to recognize the stock’s intrinsic worth. Value securities may underperform growth securities and other types of assets as well as the overall stock market. Although value securities have generally performed better than non-value securities during periods of economic recovery, there is no assurance that they will continue to do so. Value securities may go in and out of favor over time, which could affect the performance of a Fund with such holdings.
Portfolio Holdings Information
A description of the policies and procedures with respect to the disclosure of the Funds’ portfolio securities and other assets (as applicable) is available in the applicable Statement of Additional Information (“SAI”). Each Fund discloses its portfolio holdings daily at www.iShares.com. Fact sheets providing information about each Fund’s top holdings are posted on www.iShares.com when available and may be requested by calling 1-800-iShares (1-800-474-2737).
Management of the Funds
Investment Adviser
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As investment adviser, BFA has overall responsibility for the general management and administration of the Funds. BFA provides an investment program for the Funds and manages the investment of the Funds’ assets. In seeking to achieve the Funds’ respective investment objectives, BFA uses teams of portfolio managers, investment strategists and other investment specialists and may draw upon the trading, research and expertise of its affiliates. This team approach brings together many disciplines and leverages BFA’s extensive resources.
BFA is an indirect majority-owned subsidiary of BlackRock, Inc. (“BlackRock”) and is located at 400 Howard Street, San Francisco, CA 94105. As of September 30, 2025, BFA and its affiliates provided investment advisory services for assets of approximately $13.5 trillion.
From time to time, an employee of BlackRock may express views regarding a particular security or other instrument, asset class, company, industry, or market sector. Such views are the views of only that individual as of the time expressed. They do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Such views may change at any time based upon market or other conditions, and BlackRock has no responsibility to update such views. You should not rely on any such views as investment advice or as an indication of trading intent on behalf of a Fund.
Fees and Expenses
Pursuant to the Investment Advisory Agreement between BFA and the Trust (entered into on behalf of the Funds), BFA is responsible for substantially all expenses of each Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, and litigation expenses and any extraordinary expenses (as determined by a majority of the Trustees who are not “interested persons” of the Trust). Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.
A discussion regarding the basis for the approval by the Trust's Board of Trustees (the “Board”) of the Investment Advisory Agreement with BFA is available in the Funds' Form N-CSR filed with the SEC for the period ended July 31 and in the applicable financial statements and additional information documents posted at www.iShares.com.
For its investment advisory services to each Fund, for the fiscal year ended July 31, 2025, BFA was paid a management fee from each Fund, as a percentage of the Fund’s average daily net assets, net of any applicable waivers, at the annual rate set forth in the table below. If BFA has contractually agreed to waive a portion of its management fees for a Fund, the contractual waiver may be terminated prior to its expiration date only upon written agreement of the Trust and BFA. In addition, BFA may from time to time voluntarily waive and/or reimburse fees or expenses to reduce a Fund’s total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.

Fund	Management Fee
iShares China Large-Cap ETF	0.73%[1]
iShares Global Equity Factor ETF	0.20%[2]
iShares International Equity Factor ETF	0.15%
iShares International Small-Cap Equity Factor ETF	0.23%
iShares MSCI EAFE Growth ETF	0.34%[1]
iShares MSCI EAFE Min Vol Factor ETF	0.20%[1]
iShares MSCI EAFE Small-Cap ETF	0.40%[1]
iShares MSCI EAFE Value ETF	0.31%[1]
iShares MSCI Europe Small-Cap ETF	0.40%
iShares MSCI Intl Momentum Factor ETF	0.30%
iShares MSCI Intl Quality Factor ETF	0.30%
iShares MSCI Intl Value Factor ETF	0.30%
1The management fee schedule for the Fund, including its breakpoint pricing arrangements, is described in the Fund’s Statement of Additional Information.
2BFA has contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other series of the Trust and iShares, Inc. until November 29, 2030. The contractual waiver may be terminated prior to November 29, 2030 only upon written agreement of the Trust and BFA.
Portfolio Managers
The Portfolio Managers for each Fund are responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their respective portfolio management teams to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy and overseeing members of their respective teams who have more limited responsibilities.
Jennifer Hsui, Matt Waldron, Peter Sietsema and Steven White are primarily responsible for the day-to-day management of the Funds.
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Jennifer Hsui has been employed by BFA or its affiliates as a senior portfolio manager since 2007. She is a Managing Director of BlackRock, Inc.
Matt Waldron has been employed by BFA or its affiliates as a portfolio manager since 2003. He is a Managing Director of BlackRock, Inc.
Peter Sietsema has been employed by BFA or its affiliates as a portfolio manager since 2007. He is a Director of BlackRock, Inc.
Steven White has been employed by BFA or its affiliates as a portfolio manager since 2013. He is a Director of BlackRock, Inc.
Each Fund’s SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership (if any) of shares of the Funds.
Administrator, Custodian and Transfer Agent
The administrator, custodian and transfer agent for each Fund is indicated in the table below.
Fund	The Bank of New York Mellon	Citibank, N.A.	JPMorgan Chase Bank, N.A.	State Street Bank and Trust Company
iShares China Large-Cap ETF*		✓
iShares Global Equity Factor ETF*		✓
iShares International Equity Factor ETF*		✓
iShares International Small-Cap Equity Factor ETF*		✓
iShares MSCI EAFE Growth ETF*		✓
iShares MSCI EAFE Min Vol Factor ETF*		✓
iShares MSCI EAFE Small-Cap ETF*				✓
iShares MSCI EAFE Value ETF*		✓
iShares MSCI Europe Small-Cap ETF*		✓
iShares MSCI Intl Momentum Factor ETF*				✓
iShares MSCI Intl Quality Factor ETF*				✓
iShares MSCI Intl Value Factor ETF*				✓
*JPMorgan Chase Bank, N.A. serves as custodian for the Fund in connection with certain securities lending activities.
Conflicts of Interest
The investment activities of BFA and its affiliates (including BlackRock and its subsidiaries (collectively, the “Affiliates”)), and their respective directors, officers or employees, in managing their own accounts and other accounts, may present conflicts of interest that could disadvantage a Fund and its shareholders.
BFA and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and in the ordinary course of business may engage in activities in which their interests or the interests of other clients may conflict with those of a Fund. BFA and its Affiliates act, or may act, as an investor, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, trader, lender, index provider, agent and/or principal. BFA and its Affiliates may have other direct and indirect interests in securities, currencies, commodities, derivatives and other assets in which a Fund may directly or indirectly invest.
BFA and its Affiliates may engage in proprietary trading and advise accounts and other funds that have investment objectives similar to those of a Fund and/or that engage in and compete for transactions in the same or similar types of securities, currencies and other assets as are held by a Fund. This may include transactions in securities issued by other open-end and closed-end investment companies, including investment companies that are affiliated with the Fund and BFA, to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”). The trading activities of BFA and its Affiliates are carried out without reference to positions held directly or indirectly by a Fund. These activities may result in BFA or an Affiliate having positions in assets that are senior or junior to, or that have interests different from or adverse to, the assets held by a Fund.
A Fund may invest in securities issued by, or engage in other transactions with, entities with which an Affiliate has significant debt or equity investments or other interests. A Fund may also invest in issuances (such as debt offerings or structured notes) for which an Affiliate is compensated for providing advisory, cash management or other services. A Fund also may invest in securities of, or engage in other transactions with, entities for which an Affiliate provides or may provide research coverage or other analysis.
An Affiliate may have business relationships with, and receive compensation from, distributors, consultants or others who recommend a Fund or who engage in transactions with or for a Fund.
Neither BlackRock nor any Affiliate is under any obligation to share any investment opportunity, idea or strategy with a Fund. As a result, an Affiliate may compete with a Fund for appropriate investment opportunities. The results of a Fund’s investment activities, therefore, may
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differ from those of an Affiliate and of other accounts managed by an Affiliate. It is possible that a Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.
In addition, a Fund may enter into transactions in which BFA or an Affiliate or their directors, officers, employees or clients have an adverse interest. A Fund may be adversely impacted by the effects of transactions undertaken by BFA or an Affiliate or their directors, officers, employees or clients.
From time to time, BlackRock or its advisory clients (including other funds and accounts) may, subject to compliance with applicable law, purchase and hold shares of a Fund. The price, availability, liquidity, and (in some cases) expense ratio of a Fund may be impacted by purchases and sales of the Fund by BlackRock or its advisory clients.
A Fund’s activities may be limited because of regulatory restrictions applicable to BFA or an Affiliate or their policies designed to comply with such restrictions.
Under a securities lending program approved by the Board, the Funds have retained BTC, an Affiliate of BFA, to serve as their securities lending agent to the extent that they participate in the securities lending program. For these services, the securities lending agent will receive a fee from the participating Fund based on the returns earned on the Fund’s lending activities, including investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which a Fund may lend its portfolio securities under the securities lending program.
Under an ETF Services Agreement, certain Funds have retained BlackRock Investments, LLC (the “Distributor” or “BRIL”), an Affiliate of BFA, to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL has engaged Citibank, N.A. (“Citibank”) as a subcontractor to provide certain ETF Services. BRIL retains a portion of the standard transaction fee received from Authorized Participants on each creation or redemption order from the Authorized Participant for the ETF Services provided. BlackRock collaborated with, and received payment from, Citibank on the design and development of the ETF Services platform. Citibank has, and from time to time may develop, additional relationships with BlackRock or funds managed by BFA and its Affiliates.
BlackRock and its Affiliates may benefit from a Fund using a BlackRock index by creating increasing acceptance in the marketplace for such indexes. BlackRock and its Affiliates are not obligated to license an index to a Fund, and no Fund is under an obligation to use a BlackRock index. The terms of a Fund’s index licensing agreement with BlackRock or its Affiliates may not be as favorable as the terms offered to other licensees.
The activities of BFA and its Affiliates and their respective directors, officers or employees may give rise to other conflicts of interest that could disadvantage a Fund and its shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest. Please see the SAI for further information.
Shareholder Information
Additional shareholder information, including how to buy and sell shares of the Funds, is available free of charge by calling toll-free 1-800-iShares (1-800-474-2737) or visiting www.iShares.com.
Buying and Selling Shares
Transactions in shares of the Funds occur in the primary market and the secondary market. Primary market transactions, known as “creations” and “redemptions,” occur only between the Funds and Authorized Participants (i.e., financial institutions that are authorized to participate in such transactions), as described in the Creations and Redemptions section below.
Fund shares are listed on U.S. national securities exchanges, where they can be bought and sold throughout the trading day at market prices, like shares of other publicly traded companies. A Fund’s shares may also be available in other secondary markets, such as on non-U.S. exchanges and through funds or structured investment vehicles similar to depositary receipts. The Funds do not impose any minimum investment for Fund shares purchased on an exchange or otherwise in the secondary market.
Buying or selling Fund shares on an exchange or other secondary market generally involves two types of costs that are common in securities transactions. First, when buying or selling Fund shares through a broker, you may incur a brokerage commission and other charges. The commission is frequently a fixed amount; it may be a significant proportional cost if you are seeking to buy or sell small amounts of shares. Second, you may incur the cost of the “spread,” which is any difference between the bid price and the ask price for the shares. The spread varies over time based on a Fund’s trading volume and market liquidity. Generally, the spread is smaller if a Fund has high trading volume and market liquidity, and larger if a Fund has lower trading volume and market liquidity. The latter is often the case for newly launched or smaller funds. A Fund’s spread may also be impacted by the liquidity (or lack thereof) of the underlying securities or other assets held by the Fund, particularly for newly launched or smaller funds, or by instances of significant volatility of the underlying assets.
The U.S. national securities exchanges that list Fund shares are open for trading Monday through Friday and are closed on weekends and the following holidays (or the days on which they are observed): New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
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Investments in Investment Companies
Section 12(d)(1) of the 1940 Act generally restricts investments by investment companies, including foreign and unregistered investment companies, in the securities of other investment companies. For example, a registered investment company (the “Acquired Fund”), such as the Funds, may not knowingly sell or otherwise dispose of any security issued by the Acquired Fund to any investment company (the “Acquiring Fund”) or any company or companies controlled by the Acquiring Fund if, immediately after such sale or disposition: (i) more than 3% of the total outstanding voting stock of the Acquired Fund is owned by the Acquiring Fund and any company or companies controlled by the Acquiring Fund, or (ii) more than 10% of the total outstanding voting stock of the Acquired Fund is owned by the Acquiring Fund and other investment companies and companies controlled by them.
Notwithstanding the foregoing, registered investment companies are permitted to invest in a Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in Rule 12d1-4 under the 1940 Act. To make such an investment in an Acquired Fund, a registered investment company must, among other things, enter into an agreement with the Trust. If an Acquired Fund invests significantly in other registered investment companies in reliance on Rule 12d1-4, an Acquiring Fund will not be permitted to rely on Rule 12d1-4 and invest in the Fund beyond the Section 12(d)(1) limits. Any investment company interested in purchasing shares of a Fund beyond the limits set forth in Section 12(d)(1) should contact BFA.
Foreign investment companies are permitted to invest in a Fund only up to the limits set forth in Section 12(d)(1), subject to any applicable SEC no-action relief.
Book Entry
Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”), which serves as the securities depository for shares of the Funds, or its nominee is the record owner of, and holds legal title to, all outstanding shares of the Funds.
Investors owning Fund shares are beneficial owners as shown on the records of DTC or its participants. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Fund shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of Fund shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities held in book-entry or “street name” form.
Share Prices
The trading prices of a Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and are affected by various factors, such as the supply of and demand for ETF shares and the securities or other assets held by a Fund as well as other market and economic conditions.
Determination of Net Asset Value
The NAV of a Fund normally is determined once daily Monday through Friday, on each day that the New York Stock Exchange (“NYSE”) is open for trading. The NAV generally is determined as of the close of the NYSE’s regular trading hours, normally 4:00 p.m. Eastern time, based on prices at the time of closing.
Any Fund assets or liabilities that are denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers.
The NAV of a Fund is calculated by dividing the value of the Fund’s net assets (i.e., the value of its total assets, including the value of any underlying fund shares in which the Fund invests, less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent. The value of a Fund’s assets and liabilities is determined pursuant to BFA’s valuation policies and procedures. BFA has been designated by the Board as the valuation designee for each Fund pursuant to Rule 2a-5 under the Investment Company Act.
Equity securities and other equity instruments (except ETF options, equity index options or those that are customized) for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) that are not traded on an exchange are valued at net asset value. Shares of underlying ETFs and closed-end funds that trade on exchanges are valued at their most recent market closing price.
Fixed-income securities and certain derivative instruments are valued using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Funds’ approved independent third-party pricing services, each in accordance with BFA’s valuation policies and procedures. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a Fund. The amortized cost method of valuation may be used with respect to debt obligations with 60 days or less remaining to maturity unless BFA determines in good faith that such method does not represent fair value.
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Generally, trading in certain instruments (e.g., non-U.S. securities, money market instruments, etc.) is substantially completed each day at various times prior to the close of the NYSE’s regular trading hours. The values of such instruments used in computing a Fund’s NAV are determined as of such times.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Customized exchange-traded equity options, ETF options, equity index options and other derivatives may be valued using a mathematical model that may incorporate a number of market data factors.
When market quotations are not readily available or are believed by BFA to be unreliable, BFA will fair value a Fund’s investments in accordance with its policies and procedures. Fair value represents a good faith approximation of the value of an asset or liability. It is the amount that the Fund might reasonably expect to receive from the current sale of an asset or the cost to extinguish a liability in an arm’s-length transaction.
BFA may conclude that a market quotation is not readily available or is unreliable if:
■
An asset or liability does not have a price source due to its lack of trading or other reasons;
■
A market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value;
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An asset or liability is thinly traded;
■
There is a significant event subsequent to the most recent market quotation; or
■
The trading market on which an instrument is listed is suspended or closed and no appropriate alternative trading market is available.
A “significant event” is deemed to occur if BFA determines, in its reasonable business judgment prior to or at the time of pricing a Fund’s assets or liabilities, that the event is likely to cause a material change to the last exchange closing price or closing market price of one or more of the Fund’s assets or liabilities.
Valuing a Fund’s investments using fair value pricing may result in prices that differ from current market valuations and that may not be the prices at which those investments could have been sold during the period for which the particular fair values were used. For an index Fund, the use of both fair value prices and current market valuations in a particular NAV calculation could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index. This could, in turn, result in a difference between the Fund’s performance and the performance of its underlying index.
Dividends and Distributions
General Policies. A Fund generally declares and pays dividends from net investment income, if any, at least once a year. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for a Fund. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a regulated investment company (“RIC”) or to avoid the imposition of income or excise taxes on undistributed income or realized gains.
Dividends and other distributions on Fund shares are distributed on a pro rata basis to beneficial owners of the shares. Dividend payments and other distributions are made through DTC participants and indirect participants to beneficial owners then of record with proceeds received from the Funds.
Dividend Reinvestment Service. No dividend reinvestment service is provided by the Trust. Broker-dealers may make the DTC book-entry Dividend Reinvestment Program available to beneficial owners of Fund shares for the reinvestment of distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation. Brokers may require beneficial owners to adhere to specific procedures and timetables. If the program is used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Fund shares purchased in the secondary market.
Note on Tax Information. The following sections summarize some of the consequences under current U.S. federal tax law of an investment in a Fund. This information is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of Fund shares. Distributions that are attributable to interest from U.S. federal government obligations may be exempt from certain state and local tax. Consult your personal tax advisor about the potential tax consequences of an investment in Fund shares under all applicable tax laws.
Taxes
As with any investment, you should consider how your investment in shares of a Fund will be taxed, including possible tax consequences when a Fund makes distributions or when you sell Fund shares. The tax information in this Prospectus is provided as general information, based on current law. You should consult your own tax professional about the tax consequences of an investment in shares of a Fund. There is no guarantee that shares of a Fund will receive certain regulatory or accounting treatment.
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Taxes on Fund Distributions
Shareholders in a Fund will receive information after the end of each calendar year setting forth the amount of dividends and long-term capital gains distributed to them by the Fund during the prior year, if any. Likewise, the amount of tax-exempt income, if any, that a Fund distributes will be reported. Such income must be reported on the shareholder’s U.S. federal income tax return.
In general, distributions are subject to U.S. federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.
Capital Gains. Distributions from a Fund’s net investment income (other than qualified dividend income or from net tax-exempt income, if any), including distributions of income from securities lending and distributions out of a Fund’s net short-term capital gains, if any, are taxable to you as ordinary income. Distributions by a Fund of net long-term capital gains, if any, in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held the Fund’s shares. Long-term capital gains and qualified dividend income are generally eligible for taxation at preferential rates for non-corporate shareholders. However, different preferential rates may apply depending on the type of capital gains, such as Fund distributions of certain amounts received from real estate investment trusts (“REITs”), if any.
Return of Capital. If a Fund’s distributions exceed current and accumulated earnings and profits, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold. Once a shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gains, if the shareholder holds shares of the Fund as capital assets. Distributions in excess of a Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to shareholders and will not constitute nontaxable returns of capital.
Qualified Dividend Income. Distributions by a Fund that qualify as qualified dividend income, if any, are taxable to you at long-term capital gain rates. Dividends will be qualified dividend income to you if they are attributable to qualified dividend income received by a Fund. Generally, qualified dividend income includes dividend income from stock issued by taxable U.S. corporations and qualified non-U.S. corporations, provided that the Fund satisfies certain holding period requirements and has not hedged its position in the stock in certain ways. For this purpose, a qualified non-U.S. corporation means any non-U.S. corporation that is eligible for benefits under a comprehensive income tax treaty with the U.S., which includes an exchange of information program, or if the stock with respect to which the dividend was paid is readily tradable on an established U.S. securities market. The term excludes a corporation that is a passive foreign investment company.
Dividends received by a Fund from a RIC, if any, generally are qualified dividend income only to the extent that such dividend distributions are made out of qualified dividend income received by such RIC. Additionally, it is expected that dividends received by a Fund from a REIT, if any, and distributed to a shareholder generally will be taxable to the shareholder as ordinary income. However, a Fund may report dividends eligible for a 20% “qualified business income” deduction for non-corporate U.S. shareholders to the extent that the Fund’s income is derived from ordinary REIT dividends, reduced by allocable Fund expenses.
For a dividend to be treated as qualified dividend income, the dividend must be received with respect to a share of stock held without being hedged by the relevant Fund, and with respect to a share of the Fund held without being hedged by you, for 61 days during the 121-day period beginning at the date that is 60 days before the date on which such share becomes ex-dividend with respect to such dividend or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date.
Fund distributions, to the extent attributable to dividends from U.S. corporations, will be eligible for the dividends received deduction for Fund shareholders that are corporations, subject to certain hedging and holding requirements.
Substitute dividends received by a Fund with respect to dividends paid on securities lent out, if any, will not be qualified dividend income.
Medicare Tax. A 3.8% U.S. federal Medicare contribution tax is imposed on “net investment income,” including, but not limited to, interest, dividends, and net gain, of U.S. individuals with income exceeding $200,000 (or $250,000 if married and filing jointly) and of estates and trusts.
Alternative Minimum Tax. The AMT is a separate U.S. federal tax system that operates in parallel to the regular federal income tax system but eliminates many deductions and exclusions. The AMT has different tax rates and treats as taxable certain types of income that are nontaxable for regular income tax purposes, such as the interest on certain “private activity” municipal bonds. If a taxpayer’s overall AMT liability is higher than regular income tax liability, then the taxpayer owes the regular income tax liability plus the difference between the AMT liability and the regular income tax liability.
Original Issue Discount and Inflation-Related Adjustments
Accruals of “original issue discount” on bonds that a Fund acquires at a discount and adjustments for inflation to the principal amount of an inflation-protected U.S. Treasury bond held by a Fund may be included for tax purposes in the Fund’s gross income, even though no cash attributable to such gross income has at that point been received by the Fund. In such event, the Fund may be required to make annual distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, the Fund may be required to raise cash by selling portfolio investments. The sale of such investments could result in capital gains to the Fund and additional capital gains
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distributions to Fund shareholders. In addition, any deflation-related adjustments during the taxable year to an inflation-indexed bond held by a Fund may cause amounts distributed in the taxable year as income to be characterized as a return of capital.
Market Discount Bonds
Any market discount recognized on a bond, including a tax-exempt interest bond, is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. To the extent that a Fund does not include the market discount in income as it accrues, gains on the Fund’s disposition of such an obligation will be treated as ordinary income rather than capital gains to the extent of the accrued market discount.
Derivatives and Other Complex Instruments
A Fund may invest in derivatives and other complex instruments, and such investments may be subject to special and complicated rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gains, accelerate the recognition of income to a Fund or defer a Fund’s ability to recognize losses. In addition, these rules may affect the amount, timing or character of income distributed to you by a Fund. You should consult your personal tax advisor regarding the application of these rules.
Non-U.S. Income Taxes
Dividends, interest and capital gains (if any) earned by a Fund with respect to securities issued by non-U.S. issuers may give rise to withholding, capital gains and other taxes imposed by non-U.S. countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If, at the close of a year, more than 50% of a Fund’s total assets consist of non-U.S. stocks or securities (generally, for this purpose, depositary receipts, no matter where traded, of non-U.S. companies are treated as “non-U.S.”), generally the Fund may “pass through” to you certain non-U.S. income taxes, including withholding taxes, paid by the Fund. This means that you would be considered to have received as an additional dividend your share of such non-U.S. taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income or, subject to certain limitations, a credit in calculating your U.S. federal income tax. No deduction for such taxes will be permitted to individuals in computing their alternative minimum tax liability. If a Fund does not pass through non-U.S. taxes, the Fund will be entitled to claim a deduction for certain foreign taxes that it incurs.
Under certain circumstances, if a Fund receives a refund of foreign taxes paid with respect to a prior year, the value of Fund shares could be affected or any foreign tax credits or deductions passed through to shareholders with respect to the Fund’s foreign taxes for the current year could be reduced.
If, at the close of the year, more than 50% of a Fund’s total assets consist of stocks or securities issued by non-U.S. issuers, including depositary receipts (no matter where traded) of non-U.S. companies, or, at the close of each quarter, more than 50% of a Fund’s total assets consist of shares of an Underlying Fund, the Fund may “pass-through” to you certain non-U.S. income taxes (including withholding taxes) paid by the Fund or, if its assets meet these requirements, the Underlying Fund.
For purposes of foreign tax credits for U.S. shareholders of a Fund, foreign capital gains taxes may not produce associated foreign source income, limiting the availability of such credits for U.S. persons.
Non-U.S. Shareholders
If you are neither a resident nor a citizen of the U.S. or if you are a non-U.S. entity (other than a pass-through entity to the extent owned by U.S. persons), a Fund’s ordinary income dividends, if any, generally will be subject to a 30% U.S. federal withholding tax, unless a lower treaty rate applies. However, withholding tax generally will not apply to any gain or income realized by a non-U.S. shareholder upon the sale or other disposition of Fund shares or with respect to certain distributions paid to a non-U.S. shareholder and reported by the Fund as capital gain dividends, interest-related dividends or short-term capital gain dividends.
Separately, a 30% withholding tax may be imposed on Fund distributions (if any) paid to certain foreign entities, unless such entities comply, or are deemed compliant, with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts.
Backup Withholding
If you are a resident or a citizen of the U.S. and you have not provided a taxpayer identification number or social security number and made other required certifications, by law, backup withholding at a 24% rate will apply to Fund distributions and proceeds (if any).
Securities Lending
If your shares of a Fund are loaned out pursuant to a securities lending arrangement, you may lose the ability to treat Fund dividends that are paid while the shares are held by the borrower as qualified dividend income, and you may lose the ability to use non-U.S. tax credits passed through by the Fund.
Fund of Funds
If a Fund invests in an Underlying Fund, short-term capital gains earned by the Underlying Fund, if any, will be ordinary income when distributed to the Fund and will not be offset by the Fund’s capital losses. To the extent such Fund is expected to invest in an Underlying
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Fund, the Fund’s realized losses on sales of shares of the Underlying Fund may be indefinitely or permanently deferred as “wash sales.” Capital loss carryforwards of the Underlying Fund, if any, will not offset net capital gains of the Fund.
Taxes on the Sale of Exchange-Listed Fund Shares
Any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term capital gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares that have been held for one year or less is generally treated as a short-term capital gain or loss. However, any capital loss on a sale of Fund shares held for six months or less is treated as a long-term capital loss to the extent that capital gain dividends were paid with respect to such shares. Any such capital gains, including from sales of Fund shares or from capital gain dividends, are included in “net investment income” for purposes of the 3.8% U.S. federal Medicare contribution tax mentioned above.
Creations and Redemptions
Prior to being traded in the secondary market, Fund shares are “created” at NAV by Authorized Participants (i.e., market makers, large investors and other financial institutions) in block-size Creation Units or multiples thereof. Fund shares are created or redeemed only in Creation Units, and only Authorized Participants may create or redeem Creation Units with the Funds.
Each Authorized Participant is a member or participant of a clearing agency registered with the SEC and has entered into a written agreement with the Funds’ Distributor, an affiliate of BFA. The agreement allows the Authorized Participant to place orders for the purchase and redemption of Creation Units. Authorized Participants may create or redeem Creation Units for their own accounts or for customers, including, without limitation, affiliates of the Funds. Creation transactions are subject to acceptance by the Distributor and the relevant Fund.
Generally, there are three transaction methods for creating and redeeming Fund shares: in-kind securities (“in-kind”), partial cash and all cash.
In-Kind. In a creation transaction, an Authorized Participant deposits into a Fund a “creation basket,” which is a portfolio of securities or other assets designated by the Fund, as well as a cash amount. The Authorized Participant receives a specified number of Creation Units in return. In a redemption transaction, an Authorized Participant deposits Creation Units with a Fund and receives from the Fund a “redemption basket,” which is a portfolio of securities or other assets designated by the Fund, as well as a cash amount.
Partial Cash. In a creation transaction, an Authorized Participant deposits into a Fund a creation basket and a cash amount, including cash that replaces a security or other asset in the creation basket, in exchange for Creation Units. In a redemption transaction, an Authorized Participant deposits Creation Units with a Fund and receives from the Fund a redemption basket and a cash amount, including cash that replaces a security or other asset in the redemption basket.
All Cash. In a creation transaction, an Authorized Participant deposits into a Fund an amount of cash specified by the Fund in exchange for Creation Units. In a redemption transaction, an Authorized Participant deposits Creation Units with a Fund and receives from the Fund a specified amount of cash.
The creation and redemption baskets for a Fund may differ in composition, and certain iShares ETFs accept “custom baskets.” More information about custom baskets is provided in the Funds’ SAI.
Each Fund generally engages in creation and redemption transactions according to the method indicated in the table below. In certain circumstances, however, a Fund may use another transaction method (e.g., an in-kind Fund may transact partially or fully in cash).

Fund	In-Kind	Partial	All Cash
iShares China Large-Cap ETF	✓
iShares Global Equity Factor ETF		✓
iShares International Equity Factor ETF	✓
iShares International Small-Cap Equity Factor ETF	✓
iShares MSCI EAFE Growth ETF	✓
iShares MSCI EAFE Min Vol Factor ETF	✓
iShares MSCI EAFE Small-Cap ETF	✓
iShares MSCI EAFE Value ETF	✓
iShares MSCI Europe Small-Cap ETF	✓
iShares MSCI Intl Momentum Factor ETF	✓
iShares MSCI Intl Quality Factor ETF	✓
iShares MSCI Intl Value Factor ETF	✓
The prices at which creations and redemptions occur are based on the next calculation of a Fund’s NAV after a creation or redemption order is tendered in an acceptable form under the Authorized Participant agreement. In the event of a system failure or other interruption, including
30

disruptions at market makers or Authorized Participants, creation and redemption orders may not be executed according to a Fund’s instructions or may not be executed at all.
Additional information about the creation and redemption of Creation Units (including the cut-off times for the receipt of creation and redemption orders) is included in the Funds’ SAI.
The Funds do not impose restrictions on the frequency of purchases and redemptions of Fund shares directly with a Fund. The Board determined not to adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of Fund shares because each Fund generally sells and redeems its shares directly through transactions that are in-kind and/or for cash, with a deadline for placing cash-related transactions no later than the close of the primary markets for the Fund’s portfolio securities. However, the Funds have taken certain measures (e.g., imposing transaction fees on purchases and redemptions of Creation Units and reserving the right to reject purchases of Creation Units under certain circumstances) to minimize the potential consequences of frequent cash purchases and redemptions by Authorized Participants, such as increased tracking error, disruption of portfolio management, dilution to the Funds, and/or increased transaction costs. Further, the vast majority of trading in Fund shares occurs on the secondary market, which does not involve the Funds directly, and such trading is unlikely to cause many of the harmful effects of frequent cash purchases or redemptions of Fund shares.
To the extent a Fund engages in in-kind transactions, the Fund intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined in Rule 144A under the 1933 Act, will not be able to receive restricted securities eligible for resale under Rule 144A.
Because Fund shares may be created and issued on an ongoing basis, at any point during the life of a Fund a “distribution,” as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.
Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.
Householding
Householding is an option available to certain Fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Distribution
The Distributor or its agent distributes Creation Units for the Funds on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor has no role in determining the policies of the Funds or the securities or other assets (as applicable) that are purchased or sold by the Funds. The Distributor’s principal address is 50 Hudson Yards, New York, NY 10001.
BFA or its affiliates make payments to broker-dealers, registered investment advisers, banks or other intermediaries (together, “intermediaries”) related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, data provision services, or their making shares of the Funds available to their customers generally and in certain investment programs. Such payments, which may be significant to the intermediary, are not made by the Funds. Rather, such payments are made by BFA or its affiliates from their own resources, which come directly or indirectly in part from fees paid by the Funds. Payments of this type are sometimes referred to as revenue-sharing payments. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the payments or other financial incentives the intermediary is eligible to receive. Therefore, such payments or other financial incentives that are offered or made to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend the Funds over another investment. More information regarding these payments is contained in the applicable SAI. Please contact your salesperson or other investment professional for more information regarding any such payments that their firm may receive from BFA or its affiliates.
31

Financial Highlights
The financial highlights table for each Fund is intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the period since the Fund’s inception. Certain information reflects financial results for a single Fund share. The total return information represents the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, is included in each Fund’s Form N-CSR (available upon request).
32

For a share outstanding throughout each period:

	iShares China Large-Cap ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$25.75	$30.39	$30.37	$40.36	$41.57
Net investment income(a)	0.60	0.67	0.62	0.75	0.88
Net realized and unrealized gain (loss)(b)	12.03	(4.62)	0.15	(10.16)	(1.26)
Net increase (decrease) from investment operations	12.63	(3.95)	0.77	(9.41)	(0.38)
Distributions from net investment income(c)	(0.96)	(0.69)	(0.75)	(0.58)	(0.83)
Net asset value, end of year	$37.42	$25.75	$30.39	$30.37	$40.36
Total Return(d)
Based on net asset value	49.48%	(12.73)%	2.71%	(23.54)%	(1.13)%
Ratios to Average Net Assets(e)
Total expenses	0.73%	0.74%	0.74%	0.74%	0.74%
Net investment income	1.83%	2.63%	2.19%	2.12%	1.90%
Supplemental Data
Net assets, end of year (000)	$6,325,518	$4,249,392	$5,692,791	$5,293,695	$4,812,487
Portfolio turnover rate(f)	26%	18%	23%	29%	62%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
For a share outstanding throughout each period:

	iShares Global Equity Factor ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$42.93	$36.72	$33.22	$38.13	$29.39
Net investment income(a)	0.84 (b)	0.81	0.83	0.81	0.66
Net realized and unrealized gain (loss)(c)	6.11	6.41	3.52	(4.99)	8.73
Net increase (decrease) from investment operations	6.95	7.22	4.35	(4.18)	9.39
Distributions from net investment income(d)	(1.12)	(1.01)	(0.85)	(0.73)	(0.65)
Net asset value, end of year	$48.76	$42.93	$36.72	$33.22	$38.13
Total Return(e)
Based on net asset value	16.40%	19.96%	13.34%	(11.08)%	32.16%
Ratios to Average Net Assets(f)
Total expenses	0.20%	0.20%	0.26%	0.35%	0.35%
Net investment income	1.89%(b)	2.11%	2.50%	2.24%	1.92%
Supplemental Data
Net assets, end of year (000)	$146,293	$109,480	$124,848	$119,592	$133,463
Portfolio turnover rate(g)	25%	24%	112%	51%	48%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31,2025:
•Net investment income per share by $0.01.
•Ratio of net investment income to average net assets by 0.02%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
33

For a share outstanding throughout each period:

	iShares International Equity Factor ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$30.14	$27.64	$24.62	$30.13	$23.89
Net investment income(a)	1.07 (b)	0.94 (b)	0.90 (b)	0.98	0.79
Net realized and unrealized gain (loss)(c)	3.41	2.60	2.83	(5.09)	6.35
Net increase (decrease) from investment operations	4.48	3.54	3.73	(4.11)	7.14
Distributions from net investment income(d)	(0.99)	(1.04)	(0.71)	(1.40)	(0.90)
Net asset value, end of year	$33.63	$30.14	$27.64	$24.62	$30.13
Total Return(e)
Based on net asset value	15.07%(b)	13.08%(b)	15.37%(b)	(13.97)%	29.97%
Ratios to Average Net Assets(f)
Total expenses	0.16%	0.16%	0.15%	0.25%	0.30%
Total expenses excluding professional fees for foreign withholding tax claims	0.15%	0.15%	0.15%	0.25%	N/A
Net investment income	3.40%(b)	3.35%(b)	3.57%(b)	3.54%	2.89%
Supplemental Data
Net assets, end of year (000)	$2,202,455	$1,124,338	$964,761	$824,747	$897,810
Portfolio turnover rate(g)	21%	22%	23%	113%	45%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2025, July 31, 2024 and July 31, 2023 respectively:
• Net investment income per share by $0.02, $0.02 and $0.01.
• Total return by 0.05%, 0.08% and 0.03%.
• Ratio of net investment income to average net assets by 0.06%, 0.08% and 0.03%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
For a share outstanding throughout each period:

	iShares International Small-Cap Equity Factor ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$33.75	$32.07	$30.90	$37.47	$28.44
Net investment income(a)	1.13 (b)	1.02	1.15	1.08	0.78
Net realized and unrealized gain (loss)(c)	5.11	1.96	0.87	(6.15)	9.15
Net increase (decrease) from investment operations	6.24	2.98	2.02	(5.07)	9.93
Distributions from net investment income(d)	(1.58)	(1.30)	(0.85)	(1.50)	(0.90)
Net asset value, end of year	$38.41	$33.75	$32.07	$30.90	$37.47
Total Return(e)
Based on net asset value	19.06%(b)	9.57%(f)	6.73%	(13.81)%	35.22%
Ratios to Average Net Assets(g)
Total expenses	0.24%	0.23%	0.28%	0.40%	0.40%
Total expenses excluding professional fees for foreign withholding tax claims	0.23%	N/A	0.28%	N/A	N/A
Net investment income	3.29%(b)	3.23%	3.79%	3.16%	2.31%
Supplemental Data
Net assets, end of year (000)	$411,017	$556,867	$618,985	$225,589	$194,819
Portfolio turnover rate(h)	30%	26%	120%	52%	47%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2025
•Net investment income per share by $0.01.
•Total return by 0.06%.
•Ratio of net investment income to average net assets by 0.04%

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Portfolio turnover rate excludes in-kind transactions, if any.
34

For a share outstanding throughout each period:

	iShares MSCI EAFE Growth ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$103.29	$96.55	$86.78	$108.95	$86.52
Net investment income(a)	1.41	1.39 (b)	1.39 (b)	1.19 (b)	1.15
Net realized and unrealized gain (loss)(c)	4.26	6.90	9.48	(21.67)	22.53
Net increase (decrease) from investment operations	5.67	8.29	10.87	(20.48)	23.68
Distributions from net investment income(d)	(1.77)	(1.55)	(1.10)	(1.69)	(1.25)
Net asset value, end of year	$107.19	$103.29	$96.55	$86.78	$108.95
Total Return(e)
Based on net asset value	5.51%	8.66%(b)	12.58%(b)	(18.92)%(b)	27.42%
Ratios to Average Net Assets(f)
Total expenses	0.34%	0.36%	0.36%	0.36%	0.36%
Total expenses excluding professional fees for foreign withholding tax claims	0.34%	0.35%	0.35%	0.36%	0.36%
Net investment income	1.37%	1.44%(b)	1.57%(b)	1.19%(b)	1.15%
Supplemental Data
Net assets, end of year (000)	$12,605,800	$15,204,838	$12,937,561	$10,135,618	$12,115,330
Portfolio turnover rate(g)	23%	22%	19%	25%	24%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2024, July 31, 2023 and July 31, 2022 respectively:
• Net investment income per share by $0.05, $0.03 and $0.01.
• Total return by 0.05%, 0.03% and 0.01%.
• Ratio of net investment income to average net assets by 0.05%, 0.03% and 0.01%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
For a share outstanding throughout each period:

	iShares MSCI EAFE Min Vol Factor ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$73.36	$68.83	$65.71	$77.27	$66.79
Net investment income(a)	2.29 (b)	2.08 (b)	2.00 (b)	1.72 (b)	1.79
Net realized and unrealized gain (loss)(c)	8.49	4.70	2.93	(11.54)	9.96
Net increase (decrease) from investment operations	10.78	6.78	4.93	(9.82)	11.75
Distributions from net investment income(d)	(2.45)	(2.25)	(1.81)	(1.74)	(1.27)
Net asset value, end of year	$81.69	$73.36	$68.83	$65.71	$77.27
Total Return(e)
Based on net asset value	14.84%(b)	10.09%(b)	7.62%(b)	(12.76)%(b)	17.61%
Ratios to Average Net Assets(f)
Total expenses	0.20%	0.20%	0.33%	0.32%	0.32%
Total expenses after fees waived	0.20%	0.20%	0.20%	0.20%	0.20%
Total expenses excluding professional fees for foreign withholding tax claims	0.20%	0.20%	0.31%	0.32%	0.32%
Net investment income	2.99%(b)	3.03%(b)	3.08%(b)	2.36%(b)	2.48%
Supplemental Data
Net assets, end of year (000)	$5,203,493	$6,631,810	$7,722,896	$5,933,975	$8,631,346
Portfolio turnover rate(g)	24%	23%	25%	23%	25%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2025, July 31, 2024,
July 31, 2023 and July 31, 2022 respectively:
•Net investment income per share by $0.04, $0.01, $0.09 and $0.01.
•Total return by 0.06%, 0.03%, 0.13% and 0.02%.
•Ratio of net investment income to average net assets by 0.05%, 0.02%, 0.13% and 0.01%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
35

For a share outstanding throughout each period:

	iShares MSCI EAFE Small-Cap ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$64.92	$61.27	$58.15	$75.41	$55.23
Net investment income(a)	1.90 (b)	1.57 (b)	1.65 (b)	1.70 (b)	1.39
Net realized and unrealized gain (loss)(c)	7.46	3.81	2.47	(16.38)	20.00
Net increase (decrease) from investment operations	9.36	5.38	4.12	(14.68)	21.39
Distributions from net investment income(d)	(2.29)	(1.73)	(1.00)	(2.58)	(1.21)
Net asset value, end of year	$71.99	$64.92	$61.27	$58.15	$75.41
Total Return(e)
Based on net asset value	14.80%(b)	8.98%(b)	7.12%(b)	(19.80)%(b)	38.84%
Ratios to Average Net Assets(f)
Total expenses	0.40%	0.40%	0.40%	0.39%	0.39%
Total expenses excluding professional fees for foreign withholding tax claims	0.40%	0.40%	0.39%	0.39%	0.39%
Net investment income	2.90%(b)	2.62%(b)	2.88%(b)	2.50%(b)	2.03%
Supplemental Data
Net assets, end of year (000)	$10,165,564	$9,751,342	$11,040,507	$10,966,490	$13,135,610
Portfolio turnover rate(g)	18%	14%	11%	15%	17%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2025, July 31, 2024,
July 31,2023 and July 31, 2022 respectively:
• Net investment income per share by $0.01, $0.01, $0.01 and $0.03.
• Total return by 0.01%, 0.02%, 0.03% and 0.04%.
• Ratio of net investment income to average net assets by 0.01%, 0.01%, 0.02% and 0.04%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
For a share outstanding throughout each period:

	iShares MSCI EAFE Value ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$55.32	$50.92	$44.33	$51.48	$39.94
Net investment income(a)	2.25	2.07	1.99 (b)	2.06 (b)	1.67
Net realized and unrealized gain (loss)(c)	7.73	4.82	6.45	(6.66)	11.39
Net increase (decrease) from investment operations	9.98	6.89	8.44	(4.60)	13.06
Distributions from net investment income(d)	(2.27)	(2.49)	(1.85)	(2.55)	(1.52)
Net asset value, end of year	$63.03	$55.32	$50.92	$44.33	$51.48
Total Return(e)
Based on net asset value	18.42%	13.89%	19.39%(b)	(9.23)%(b)	32.79%
Ratios to Average Net Assets(f)
Total expenses	0.31%	0.33%	0.34%	0.35%	0.36%
Total expenses excluding professional fees for foreign withholding tax claims	0.31%	0.33%	0.34%	0.33%	0.36%
Net investment income	3.90%	4.00%	4.29%(b)	4.17%(b)	3.42%
Supplemental Data
Net assets, end of year (000)	$25,969,608	$14,980,931	$17,107,832	$14,273,313	$14,434,306
Portfolio turnover rate(g)	23%	28%	22%	26%	25%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2023 and July 31, 2022 respectively:
• Net investment income per share by $0.02 and $0.06.
• Total return by 0.04% and 0.12%.
• Ratio of net investment income to average net assets by 0.04% and 0.13%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
36

For a share outstanding throughout each period:

	iShares MSCI Europe Small-Cap ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$58.96	$54.74	$51.99	$71.59	$49.62
Net investment income(a)	1.91 (b)	1.50 (b)	1.59 (b)	1.15 (b)	1.25
Net realized and unrealized gain (loss)(c)	6.40	4.52	2.53	(18.54)	21.87
Net increase (decrease) from investment operations	8.31	6.02	4.12	(17.39)	23.12
Distributions from net investment income(d)	(1.93)	(1.80)	(1.37)	(2.21)	(1.15)
Net asset value, end of year	$65.34	$58.96	$54.74	$51.99	$71.59
Total Return(e)
Based on net asset value	14.32%(b)	11.18%(b)	8.07%(b)	(24.65)%(b)	46.76%
Ratios to Average Net Assets(f)
Total expenses	0.41%	0.41%	0.42%	0.40%	0.40%
Total expenses excluding professional fees for foreign withholding tax claims	0.40%	0.40%	0.40%	0.40%	N/A
Net investment income	3.22%(b)	2.78%(b)	3.11%(b)	1.74%(b)	1.98%
Supplemental Data
Net assets, end of year (000)	$147,014	$100,225	$128,632	$109,177	$443,861
Portfolio turnover rate(g)	18%	16%	13%	16%	14%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2025, July 31, 2024 ,
July 31,2023 and July 31, 2022 respectively:
• Net investment income per share by $0.02, $0.03,  $0.07 and $0.01.
• Total return by  0.02%, 0.06%, 0.13% and 0.02%.
• Ratio of net investment income to average net assets by 0.03%, 0.05%, 0.13% and 0.01%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
For a share outstanding throughout each period:

	iShares MSCI Intl Momentum Factor ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$39.52	$33.73	$30.84	$39.06	$32.99
Net investment income(a)	0.97 (b)	0.79 (b)	0.91 (b)	0.94	0.43
Net realized and unrealized gain (loss)(c)	5.30	5.87	2.76	(6.94)	6.09
Net increase (decrease) from investment operations	6.27	6.66	3.67	(6.00)	6.52
Distributions(d)
From net investment income	(1.11)	(0.87)	(0.78)	(1.11)	(0.45)
From net realized gain	—	—	—	(1.11)	—
Total distributions	(1.11)	(0.87)	(0.78)	(2.22)	(0.45)
Net asset value, end of year	$44.68	$39.52	$33.73	$30.84	$39.06
Total Return(e)
Based on net asset value	16.16%(b)	19.98%(b)	12.09%(b)	(16.09)%	19.80%
Ratios to Average Net Assets(f)
Total expenses	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	2.38%(b)	2.20%(b)	2.89%(b)	2.65%	1.16%
Supplemental Data
Net assets, end of year (000)	$3,065,286	$2,240,649	$1,517,834	$823,407	$831,917
Portfolio turnover rate(g)	109%	70%	101%	100%	104%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for  the years ended July 31, 2025, July 31, 2024 and July 31, 2023 respectively:
• Net investment income per share by $0.01, $0.01 and $0.00.
• Total return by 0.02%, 0.03% and 0.00%.
• Ratio of net investment income to average net assets by 0.02%, 0.03% and 0.01%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
37

For a share outstanding throughout each period:

	iShares MSCI Intl Quality Factor ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$39.55	$36.41	$32.80	$39.29	$30.32
Net investment income(a)	1.03 (b)	0.95 (b)	0.95	1.00	0.78
Net realized and unrealized gain (loss)(c)	1.91	3.19	3.45	(6.37)	8.90
Net increase (decrease) from investment operations	2.94	4.14	4.40	(5.37)	9.68
Distributions from net investment income(d)	(1.05)	(1.00)	(0.79)	(1.12)	(0.71)
Net asset value, end of year	$41.44	$39.55	$36.41	$32.80	$39.29
Total Return(e)
Based on net asset value	7.50%(b)	11.48%(b)	13.54%	(13.78)%	32.03%
Ratios to Average Net Assets(f)
Total expenses	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	2.56%(b)	2.55%(b)	2.84%	2.75%	2.18%
Supplemental Data
Net assets, end of year (000)	$11,645,835	$8,083,999	$6,873,637	$4,021,877	$3,744,470
Portfolio turnover rate(g)	20%	27%	28%	32%	37%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2025 and July 31, 2024 respectively:
• Net investment income per share by $0.01 and $0.01.
• Total return by 0.03% and 0.03%.
• Ratio of net investment income to average net assets by 0.04% and 0.03%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
For a share outstanding throughout each period:

	iShares MSCI Intl Value Factor ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$28.57	$26.41	$22.63	$25.69	$19.05
Net investment income(a)	1.16 (b)	0.99 (b)	1.00 (b)	0.99	0.76
Net realized and unrealized gain (loss)(c)	4.27	2.43	3.71	(2.99)	6.44
Net increase (decrease) from investment operations	5.43	3.42	4.71	(2.00)	7.20
Distributions from net investment income(d)	(1.27)	(1.26)	(0.93)	(1.06)	(0.56)
Net asset value, end of year	$32.73	$28.57	$26.41	$22.63	$25.69
Total Return(e)
Based on net asset value	19.49%(b)	13.34%(b)	21.19%(b)	(8.02)%	37.95%
Ratios to Average Net Assets(f)
Total expenses	0.31%	0.30%	0.30%	0.30%	0.30%
Total expenses excluding professional fees for foreign withholding tax claims	0.30%	N/A	0.30%	N/A	N/A
Net investment income	3.90%(b)	3.72%(b)	4.24%(b)	3.96%	3.18%
Supplemental Data
Net assets, end of year (000)	$2,346,704	$1,791,354	$1,751,073	$1,407,888	$1,125,168
Portfolio turnover rate(g)	16%	16%	14%	17%	24%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2025, July 31, 2024 and July 31, 2023 respectively:
• Net investment income per share by $0.03, $0.00 and $0.01.
• Total return by 0.11%, 0.02% and 0.03%.
• Ratio of net investment income to average net assets by 0.11%, 0.02% and 0.03%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
38

Index Providers and Disclaimers
The Index Providers are not affiliated with the Trust, BFA, the Distributor or any of their respective affiliates. BFA or its affiliates have entered into a license agreement with the Index Providers to use the respective Underlying Indexes. BFA or its affiliates sublicense rights in each Underlying Index for use by the applicable Fund at no charge.
The past performance of an Underlying Index is not a guide to future performance. BFA and its affiliates do not guarantee the accuracy or the completeness of an Underlying Index or any data included therein, and BFA and its affiliates shall have no liability for any errors, omissions or interruptions therein. BFA and its affiliates make no warranty, express or implied, to the owners of shares of a Fund or to any other person or entity, as to results to be obtained by a Fund from the use of an Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall BFA or its affiliates have any liability for any special, punitive, direct, indirect, consequential or any other damages (including lost profits), even if notified of the possibility of such damages.
FTSE International Limited
FTSE International Limited (“FTSE”) is an independent company whose sole business is the creation and management of indexes and associated data services. The company is 100% owned by the London Stock Exchange Plc. FTSE calculates more than 200,000 indexes daily, including more than 2,000 real-time indexes. “FTSE®” is a trademark of the London Stock Exchange Group companies and is used by FTSE under license.
The following applies with respect to each Underlying Index provided by FTSE:
FTSE makes no warranty, express or implied, as to results to be obtained by BFA or its affiliates, owners of shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. FTSE makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall FTSE have any liability for any special, punitive, indirect or consequential damages (including lost profits) resulting from the use of the Underlying Index or any data included therein, even if notified of the possibility of such damages.
MSCI Inc.
MSCI Inc. (“MSCI”) is a provider of investment decision support tools to investors globally. MSCI products and services include indices, portfolio risk and performance analytics, and governance tools.
The following applies with respect to each Underlying Index provided by MSCI:
The Fund is not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in funds generally or in the Fund particularly or the ability of the Underlying Index to track general market performance. MSCI is the licensor of certain trademarks, service marks and trade names of MSCI and of the Underlying Index, which is determined, composed and calculated by MSCI without regard to the issuer of the Fund’s securities or the Fund. MSCI has no obligation to take the needs of the issuer of the Fund’s securities or the owners of shares of the Fund into consideration in determining, composing or calculating the Underlying Index. MSCI is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund’s shares to be issued or in the determination or calculation of the equation by which the Fund’s shares are redeemable for cash. Neither MSCI nor any other party has any obligation or liability to owners of shares of the Fund in connection with the administration, marketing or trading of the Fund’s shares.
ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDEXES FROM SOURCES WHICH MSCI CONSIDERS RELIABLE, NEITHER MSCI NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA INCLUDED THEREIN. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, LICENSEE’S CUSTOMERS AND COUNTERPARTIES, OWNERS OF SHARES OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND MSCI HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MSCI OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
STOXX
STOXX® and DAX® indices comprise a global and comprehensive family of more than 17,000 strictly rules-based and transparent indices. Best known for the leading European equity indices EURO STOXX 50®, STOXX® Europe 600 and DAX®, the portfolio of index solutions consists of total market, benchmark, blue-chip, sustainability, thematic and factor-based indices covering a complete set of world, regional and country markets. STOXX and DAX indices are licensed to more than 550 companies around the world for benchmarking purposes and as underlyings for ETFs, futures and options, structured products, and passively managed investment funds. STOXX Ltd., part of the ISS STOXX group of companies, is the administrator of the STOXX and DAX indices under the European Benchmark Regulation.
39

The following applies with respect to each Underlying Index provided by STOXX:
The Index Provider, Deutsche Börse Group and their licensors, research partners or data providers have no relationship to the Fund or BFA, other than the licensing of the Underlying Index and the related trademarks for use in connection with the Fund.
The Index Provider, Deutsche Börse Group and their licensors, research partners or data providers do not:
■
sponsor, endorse, sell or promote the Fund.
■
recommend that any person invest in the Fund or any other securities.
■
have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Fund.
■
have any responsibility or liability for the administration, management or marketing of the Fund.
■
consider the needs of the Fund or the owners of the Fund in determining, composing or calculating the Underlying Index or have any obligation to do so.
The Index Provider, Deutsche Börse Group and their licensors, research partners or data providers give no warranty, and exclude any liability (whether in negligence or otherwise), in connection with the Fund or its performance.
The Index Provider does not assume any contractual relationship with the purchasers of the Fund, BFA or any other third parties.
Specifically,
■
the Index Provider, Deutsche Börse Group and their licensors, research partners or data providers do not give any warranty, express or implied, and exclude any liability about:
■
The results to be obtained by the Fund, the owner(s) of the Fund or any other person in connection with the use of the Underlying Index and the data included in the Underlying Index;
■
The accuracy, timeliness, and completeness of the Underlying Index and its data;
■
The merchantability and the fitness for a particular purpose or use of the Underlying Index and its data;
■
The performance of the Fund generally.
■
the Index Provider, Deutsche Börse Group and their licensors, research partners or data providers give no warranty and exclude any liability, for any errors, omissions or interruptions in the Underlying Index or its data;
■
Under no circumstances will the Index Provider, Deutsche Börse Group or their licensors, research partners or data providers be liable (whether in negligence or otherwise) for any lost profits or indirect, punitive, special or consequential damages or losses, arising as a result of such errors, omissions or interruptions in the Underlying Index or its data or generally in relation to the Fund, even in circumstances where the Index Provider, Deutsche Börse Group or their licensors, research partners or data providers are aware that such loss or damage may occur.
The licensing agreement between the Fund and the Index Provider is solely for their benefit and not for the benefit of the owners of the Fund or any other third parties.
40

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Want to know more?
iShares.com  | 1-800-474-2737 (1-800-iShares)
Information on each Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at www.iShares.com. Copies of each Fund’s Prospectus, SAI, shareholder reports and other information, as applicable and when available, can be found at www.iShares.com. For more information about a Fund, you may request a copy of the Fund’s SAI. The SAI provides detailed information about the Fund and is incorporated by reference into the Fund’s Prospectus. This means that the SAI, for legal purposes, is a part of the Fund’s Prospectus.
Additional information about each Fund's investments is, or will be, available in the Fund's Annual and Semi-Annual Reports to shareholders and in Form N-CSR. In a Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.
If you have any questions about the Trust or shares of a Fund or you wish to obtain a Fund’s SAI, Semi-Annual or Annual Report free of charge, please:
Call:	1-800-iShares or 1-800-474-2737 (toll free) Monday through Friday, 8:30 a.m. to 6:30 p.m. (Eastern time)
Email:	iSharesETFs@blackrock.com
Write:	c/o BlackRock Investments, LLC 1 University Square Drive, Princeton, NJ 08540
Reports and other information about each Fund are available on the EDGAR database on the SEC's website at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
No person is authorized to give any information or to make any representations about a Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.
©2025 BlackRock, Inc. All rights reserved. iSHARES® and BLACKROCK® are registered trademarks of BlackRock Fund Advisors and its affiliates. All other marks are the property of their respective owners.
Investment Company Act File No.: 811-09729
IS-P- 731E-1125

NOVEMBER 28, 2025

Prospectus
iShares Trust
●iShares Core MSCI EAFE ETF | IEFA | Cboe BZX
●iShares Core MSCI Europe ETF | IEUR | NYSE Arca
●iShares Core MSCI International Developed Markets ETF | IDEV | NYSE Arca
●iShares Core MSCI Pacific ETF | IPAC | NYSE Arca
●iShares Core MSCI Total International Stock ETF | IXUS | Nasdaq
●iShares Low Carbon Optimized MSCI ACWI ETF | CRBN | NYSE Arca
●iShares MSCI ACWI ETF | ACWI | Nasdaq
●iShares MSCI ACWI ex U.S. ETF | ACWX | Nasdaq
●iShares MSCI All Country Asia ex Japan ETF | AAXJ | Nasdaq
●iShares MSCI China A ETF | CNYA | Cboe BZX
●iShares MSCI EAFE ETF | EFA | NYSE Arca
●iShares MSCI Europe Financials ETF | EUFN | Nasdaq
●iShares MSCI Kokusai ETF | TOK | NYSE Arca

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summaries

i

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iSHARES® CORE MSCI EAFE ETF
Ticker: IEFAStock Exchange: Cboe BZX
Investment Objective
The iShares Core MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization developed market equities, excluding the U.S. and Canada.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
0.07%	None	0.00%	0.07%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$7	$23	$40	$90
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 3% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the MSCI EAFE IMI Index (the “Underlying Index”), which has been developed by MSCI Inc. (the “Index Provider” or “MSCI”). The Underlying Index is a free float-adjusted, market capitalization-weighted index designed to measure large-, mid- and small-capitalization equity market performance and includes stocks from Europe, Australasia and the Far East.
As of July 31, 2025, the Underlying Index consisted of securities from the following 21 developed market countries or regions:
Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom (the “U.K.”). As of July 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the consumer goods and services, financials and industrials industries or sectors. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by MSCI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Risk of Investing in Developed Countries. The Fund’s investment in  developed country issuers will subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. These risks include greater market volatility, less market liquidity, higher transaction costs, expropriation, confiscatory taxation, adverse changes in foreign investment or currency control regulations, restrictions on the repatriation of capital, and political instability. Non-U.S. issuers may be subject to different accounting, audit and financial reporting standards than U.S. issuers, and there may be less publicly available information about non-U.S. issuers. Foreign market trading hours, different clearing and settlement procedures, and holiday schedules may limit the Fund's ability to engage in portfolio transactions. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. The Fund is specifically exposed to Asian Economic Risk and European Economic Risk.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Consumer Goods and Services Companies Risk. Consumer goods and services companies face risks related to changes in consumer preferences and disposable income, commodity prices, government regulation, supply chain disruptions, damage to brand or reputation, economic slowdown and labor shortages, among other things.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on the repatriation of foreign currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning. In addition, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.
Financial Companies Risk. Financial services companies are subject to extensive governmental regulation and intervention, which may adversely affect their profitability, the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain and their size, among other things. Financial services companies also may be significantly affected by, among other things, interest rates, economic conditions, volatility in financial markets, credit rating downgrades, adverse public perception, exposure concentration and counterparty risk.
Industrial Companies Risk. Industrial companies face a number of risks, including supply chain and distribution disruptions, business interruptions, product obsolescence, third-party vendor risks, cyber attacks, trade disputes, product recalls, liability claims, scarcity of materials or parts, excess capacity, changes in consumer preferences, and volatility in commodity prices and currencies. The performance of such companies may also be affected by technological developments, labor relations, legislative and regulatory changes, government spending policies, and changes in domestic and international economies.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders of the Fund, including an Authorized Participant, a third-party investor, the Fund’s adviser, an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may hold their investment in the Fund for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of Fund shares.
Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
National Closed Market Trading Risk. To the extent that securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other funds.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Reliance on Trading Partners Risk. The Fund invests in countries or regions whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund's investments. Through its holdings of securities of certain issuers, the Fund is specifically exposed to Asian Economic Risk, European Economic Risk and U.S. Economic Risk.
Risk of Investing in China. Investments in Chinese securities, including certain Hong Kong-listed and U.S.-listed securities, are subject to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. Despite economic and market reforms in recent decades, the Chinese government’s control over certain sectors and enterprises and significant regulation of investment and industry are still pervasive. Chinese companies are subject to the risk that Chinese authorities can intervene in their operations and structure. Chinese markets generally continue to experience inefficiency, a lack of publicly available information and/or political and social instability and may be subject to volatility and pricing anomalies resulting from governmental influence. Internal social unrest or confrontations with other countries, including military conflicts in response to such events, may disrupt China’s economy and markets and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher inflation.
China has experienced security concerns, such as terrorism and strained international relations. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, export controls, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers in which the Fund invests. Incidents involving China’s or the region’s security may adversely affect the Chinese economy and markets and the Fund’s investments.
The Chinese economy is highly reliant on trade. A reduction in spending on Chinese products and services, supply chain diversification, the institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions or a trade war between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The Underlying Index may include companies that are subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. So long as these restrictions do not include restrictions on investments, the Fund is generally expected to invest in such companies, consistent with its objective to track the performance of the Underlying Index.
Chinese companies, including those listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, or for other reasons, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies.
Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. Any change in the operations of entities in a VIE structure, the status of VIE contractual arrangements or the legal or regulatory environment in China could result in significant, and possibly permanent and/or total, losses for investments in VIE issuers. The Fund does not select investments based on investor protection considerations.
Risk of Investing in Japan. Investing in Japanese issuers subjects the Fund to legal, regulatory, political, economic, currency, geographic and security risks that are specific to Japan. Japan’s economy depends heavily on international trade, oil and other commodity imports, and government policy supporting its exports. Other risks facing the Japanese economy include significant public debt and deficits, currency fluctuations, and labor shortages due to an aging and declining population. Japan’s relations with its neighbors have been strained at times, which could adversely affect its markets and economy. Japan is also vulnerable to natural disasters.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from the Fund’s obligation, if any, for foreign withholding taxes; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. A Fund that tracks an index with exposure to non-U.S. issuers may experience higher tracking error than ETFs that do not track such indexes.
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The price received by the Fund also may differ from the value used by the Underlying Index. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of an appropriate broad-based securities market index and the Underlying Index. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	26.61%	September 30, 2025
During the periods shown in the chart:
Best Quarter	17.96%	December 31, 2022
Worst Quarter	-23.52%	March 31, 2020
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Five Years	Ten Years
(Inception Date: 10/18/2012)
Return Before Taxes	3.41%	4.51%	5.39%
Return After Taxes on Distributions	2.64%	3.87%	4.75%
Return After Taxes on Distributions and Sale of Fund Shares	2.67%	3.54%	4.29%
MSCI ACWI ex USA Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	5.53%	4.10%	4.80%
MSCI EAFE Investable Market Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	3.55%	4.37%	5.23%

1Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Jennifer Hsui, Matt Waldron, Peter Sietsema and Steven White (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Hsui, Mr. Waldron, Mr. Sietsema and Mr. White have been Portfolio Managers of the Fund since 2012, 2025, 2025 and 2025, respectively.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

iSHARES® CORE MSCI EUROPE ETF
Ticker: IEURStock Exchange: NYSE Arca
Investment Objective
The iShares Core MSCI Europe ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization European equities.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
0.09%	None	0.01%	0.10%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$10	$32	$56	$128
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the MSCI Europe IMI (the “Underlying Index”), a free float-adjusted market capitalization-weighted index which consists of securities from the following 15 developed market countries or regions: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom (the “U.K.”). The Underlying Index includes large-, mid- and small-capitalization companies and may change over time.
As of July 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the consumer goods and services, financials and industrials industries or sectors. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by MSCI Inc. (the “Index Provider” or “MSCI”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Risk of Investing in Europe. The Fund is more exposed to the economic and political risks of Europe and of the European countries in which it invests than funds whose investments are more geographically diversified. Adverse economic and political events, including war, in Europe may cause the Fund’s investments to decline in value. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member states of the European Union (the “EU”) that are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have historically experienced volatility and adverse trends and these events have and may in the future adversely affect the exchange rate of the euro and may significantly affect other European countries.
Risk of Investing in Developed Countries. The Fund’s investment in  developed country issuers will subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Consumer Goods and Services Companies Risk. Consumer goods and services companies face risks related to changes in consumer preferences and disposable income, commodity prices, government regulation, supply chain disruptions, damage to brand or reputation, economic slowdown and labor shortages, among other things.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on the repatriation of foreign currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning. In addition, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.
Financial Companies Risk. Financial services companies are subject to extensive governmental regulation and intervention, which may adversely affect their profitability, the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain and their size, among other things. Financial services companies also may be significantly affected by, among other things, interest rates, economic conditions, volatility in financial markets, credit rating downgrades, adverse public perception, exposure concentration and counterparty risk.
Industrial Companies Risk. Industrial companies face a number of risks, including supply chain and distribution disruptions, business interruptions, product obsolescence, third-party vendor risks, cyber attacks, trade disputes, product recalls, liability claims, scarcity of materials or parts, excess capacity, changes in consumer preferences, and volatility in commodity prices and currencies. The performance of such companies may also be affected by technological developments, labor relations, legislative and regulatory changes, government spending policies, and changes in domestic and international economies.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
National Closed Market Trading Risk. To the extent that securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other funds.
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. These risks include greater market volatility, less market liquidity, higher transaction costs, expropriation, confiscatory taxation, adverse changes in foreign investment or currency control regulations, restrictions on the repatriation of capital, and political instability. Non-U.S. issuers may be subject to different accounting, audit and financial reporting standards than U.S. issuers, and there may be less publicly available information about non-U.S. issuers. Foreign market trading hours, different clearing and settlement procedures, and holiday schedules may limit the Fund's ability to engage in portfolio transactions. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. The Fund is specifically exposed to European Economic Risk.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Reliance on Trading Partners Risk. The Fund invests in countries or regions whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund's investments. Through its holdings of securities of certain issuers, the Fund is specifically exposed to Asian Economic Risk, European Economic Risk and U.S. Economic Risk.
Risk of Investing in the U.K. Investing in U.K. issuers subjects the Fund to legal, regulatory, political, economic, currency, geographic and security risks that are specific to the U.K. Economic downturns or political instability in its key trading partners, which include the United States and other European countries, could have an adverse effect on the U.K. economy. Following Brexit, certain trading matters between the U.K. and the European Union (the “EU”) remain unresolved, including with respect to financial services. The continuing uncertainty could have an adverse impact on the U.K. economy and currency.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from the Fund’s obligation, if any, for foreign withholding taxes; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. A Fund that tracks an index with exposure to non-U.S. issuers may experience higher tracking error than ETFs that do not track such indexes.
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The price received by the Fund also may differ from the value used by the Underlying Index. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of an appropriate broad-based securities market index and the Underlying Index. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	28.58%	September 30, 2025
During the periods shown in the chart:
Best Quarter	21.01%	December 31, 2022
Worst Quarter	-25.18%	March 31, 2020
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Five Years	Ten Years
(Inception Date: 6/10/2014)
Return Before Taxes	1.70%	4.79%	5.26%
Return After Taxes on Distributions	1.04%	4.22%	4.69%
Return After Taxes on Distributions and Sale of Fund Shares	1.76%	3.84%	4.26%
MSCI ACWI ex USA Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	5.53%	4.10%	4.80%
MSCI Europe Investable Market Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	1.49%	4.55%	5.02%

1Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Jennifer Hsui, Matt Waldron, Peter Sietsema and Steven White (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Hsui, Mr. Waldron, Mr. Sietsema and Mr. White have been Portfolio Managers of the Fund since 2014, 2025, 2025 and 2025, respectively.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF
Ticker: IDEVStock Exchange: NYSE ARCA
Investment Objective
The iShares Core MSCI International Developed Markets ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization developed market equities, excluding the United States.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
0.04%	None	0.00%	0.04%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$4	$13	$23	$51
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 3% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the MSCI World ex USA Investable Market Index (the “Underlying Index”), which has been developed by MSCI Inc. (the “Index Provider” or “MSCI”) as an equity benchmark for international  stock performance in non-U.S. developed markets. The Underlying Index is free float-adjusted, market cap-weighted and is designed to measure large-, mid- and small-capitalization equity market performance. It includes stocks from North America, Europe, Australasia and the Far East.
As of July 31, 2025, the Underlying Index consisted of securities from the following 22 developed market countries or regions: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom (the “U.K.”). As of July 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the consumer goods and services, financials and industrials industries or sectors. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by MSCI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Risk of Investing in Developed Countries. The Fund’s investment in  developed country issuers will subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. These risks include greater market volatility, less market liquidity, higher transaction costs, expropriation, confiscatory taxation, adverse changes in foreign investment or currency control regulations, restrictions on the repatriation of capital, and political instability. Non-U.S. issuers may be subject to different accounting, audit and financial reporting standards than U.S. issuers, and there may be less publicly available information about non-U.S. issuers. Foreign market trading hours, different clearing and settlement procedures, and holiday schedules may limit the Fund's ability to engage in portfolio transactions. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. The Fund is specifically exposed to Asian Economic Risk and European Economic Risk.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Consumer Goods and Services Companies Risk. Consumer goods and services companies face risks related to changes in consumer preferences and disposable income, commodity prices, government regulation, supply chain disruptions, damage to brand or reputation, economic slowdown and labor shortages, among other things.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on the repatriation of foreign currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning. In addition, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.
Financial Companies Risk. Financial services companies are subject to extensive governmental regulation and intervention, which may adversely affect their profitability, the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain and their size, among other things. Financial services companies also may be significantly affected by, among other things, interest rates, economic conditions, volatility in financial markets, credit rating downgrades, adverse public perception, exposure concentration and counterparty risk.
Industrial Companies Risk. Industrial companies face a number of risks, including supply chain and distribution disruptions, business interruptions, product obsolescence, third-party vendor risks, cyber attacks, trade disputes, product recalls, liability claims, scarcity of materials or parts, excess capacity, changes in consumer preferences, and volatility in commodity prices and currencies. The performance of such companies may also be affected by technological developments, labor relations, legislative and regulatory changes, government spending policies, and changes in domestic and international economies.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders of the Fund, including an Authorized Participant, a third-party investor, the Fund’s adviser, an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may hold their investment in the Fund for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of Fund shares.
Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
National Closed Market Trading Risk. To the extent that securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other funds.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Reliance on Trading Partners Risk. The Fund invests in countries or regions whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund's investments. Through its holdings of securities of certain issuers, the Fund is specifically exposed to Asian Economic Risk, European Economic Risk and U.S. Economic Risk.
Risk of Investing in China. Investments in Chinese securities, including certain Hong Kong-listed and U.S.-listed securities, are subject to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. Despite economic and market reforms in recent decades, the Chinese government’s control over certain sectors and enterprises and significant regulation of investment and industry are still pervasive. Chinese companies are subject to the risk that Chinese authorities can intervene in their operations and structure. Chinese markets generally continue to experience inefficiency, a lack of publicly available information and/or political and social instability and may be subject to volatility and pricing anomalies resulting from governmental influence. Internal social unrest or confrontations with other countries, including military conflicts in response to such events, may disrupt China’s economy and markets and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher inflation.
China has experienced security concerns, such as terrorism and strained international relations. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, export controls, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers in which the Fund invests. Incidents involving China’s or the region’s security may adversely affect the Chinese economy and markets and the Fund’s investments.
The Chinese economy is highly reliant on trade. A reduction in spending on Chinese products and services, supply chain diversification, the institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions or a trade war between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The Underlying Index may include companies that are subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. So long as these restrictions do not include restrictions on investments, the Fund is generally expected to invest in such companies, consistent with its objective to track the performance of the Underlying Index.
Chinese companies, including those listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, or for other reasons, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies.
Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. Any change in the operations of entities in a VIE structure, the status of VIE contractual arrangements or the legal or regulatory environment in China could result in significant, and possibly permanent and/or total, losses for investments in VIE issuers. The Fund does not select investments based on investor protection considerations.
Risk of Investing in Japan. Investing in Japanese issuers subjects the Fund to legal, regulatory, political, economic, currency, geographic and security risks that are specific to Japan. Japan’s economy depends heavily on international trade, oil and other commodity imports, and government policy supporting its exports. Other risks facing the Japanese economy include significant public debt and deficits, currency fluctuations, and labor shortages due to an aging and declining population. Japan’s relations with its neighbors have been strained at times, which could adversely affect its markets and economy. Japan is also vulnerable to natural disasters.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from the Fund’s obligation, if any, for foreign withholding taxes; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. A Fund that tracks an index with exposure to non-U.S. issuers may experience higher tracking error than ETFs that do not track such indexes.
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The price received by the Fund also may differ from the value used by the Underlying Index. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of an appropriate broad-based securities market index and the Underlying Index. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	26.81%	September 30, 2025
During the periods shown in the chart:
Best Quarter	16.90%	December 31, 2022
Worst Quarter	-23.98%	March 31, 2020
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Five Years	Since Fund Inception
(Inception Date: 3/21/2017)
Return Before Taxes	4.49%	4.96%	6.04%
Return After Taxes on Distributions	3.77%	4.35%	5.43%
Return After Taxes on Distributions and Sale of Fund Shares	3.31%	3.91%	4.81%
MSCI ACWI ex USA Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	5.53%	4.10%	5.34%
MSCI World ex USA Investable Market Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	4.44%	4.78%	5.79%

1Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Jennifer Hsui, Matt Waldron, Peter Sietsema and Steven White (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Hsui, Mr. Waldron, Mr. Sietsema and Mr. White have been Portfolio Managers of the Fund since 2017, 2025, 2025 and 2025, respectively.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

iSHARES® CORE MSCI PACIFIC ETF
Ticker: IPACStock Exchange: NYSE Arca
Investment Objective
The iShares Core MSCI Pacific ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization Pacific region equities.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
0.09%	None	0.00%	0.09%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$9	$29	$51	$115
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the MSCI Pacific IMI (the “Underlying Index”), a free float-adjusted market capitalization-weighted index which consists of securities from the following five countries or regions: Australia, Hong Kong, Japan, New Zealand and Singapore. The Underlying Index includes large-, mid- and small-capitalization companies and may change over time. As of July 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the consumer goods and services, financials and industrials industries or sectors. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by MSCI Inc. (the “Index Provider” or “MSCI”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Risk of Investing in Developed Countries. The Fund’s investment in  developed country issuers will subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. These risks include greater market volatility, less market liquidity, higher transaction costs, expropriation, confiscatory taxation, adverse changes in foreign investment or currency control regulations, restrictions on the repatriation of capital, and political instability. Non-U.S. issuers may be subject to different accounting, audit and financial reporting standards than U.S. issuers, and there may be less publicly available information about non-U.S. issuers. Foreign market trading hours, different clearing and settlement procedures, and holiday schedules may limit the Fund's ability to engage in portfolio transactions. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. The Fund is specifically exposed to Asian Economic Risk and Australasian Economic Risk.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.

Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Consumer Goods and Services Companies Risk. Consumer goods and services companies face risks related to changes in consumer preferences and disposable income, commodity prices, government regulation, supply chain disruptions, damage to brand or reputation, economic slowdown and labor shortages, among other things.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on the repatriation of foreign currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning. In addition, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.
Financial Companies Risk. Financial services companies are subject to extensive governmental regulation and intervention, which may adversely affect their profitability, the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain and their size, among other things. Financial services companies also may be significantly affected by, among other things, interest rates, economic conditions, volatility in financial markets, credit rating downgrades, adverse public perception, exposure concentration and counterparty risk.
Industrial Companies Risk. Industrial companies face a number of risks, including supply chain and distribution disruptions, business interruptions, product obsolescence, third-party vendor risks, cyber attacks, trade disputes, product recalls, liability claims, scarcity of materials or parts, excess capacity, changes in consumer preferences, and volatility in commodity prices and currencies. The performance of such companies may also be affected by technological developments, labor relations, legislative and regulatory changes, government spending policies, and changes in domestic and international economies.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
Mid-Capitalization Companies Risk. Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments. The securities of mid-capitalization companies may be more volatile and less liquid than those of large-capitalization companies. As a result, the Fund’s share price may be more volatile than that of a fund with a greater investment in large-capitalization stocks.
National Closed Market Trading Risk. To the extent that securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other funds.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Reliance on Trading Partners Risk. The Fund invests in countries or regions whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund's investments. Through its holdings of securities of certain issuers, the Fund is specifically exposed to Asian Economic Risk, Australasian Economic Risk and U.S. Economic Risk.
Risk of Investing in Australia. Investing in Australian issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to Australia. The Australian economy depends heavily on energy, agricultural and mining exports and, as a result, is susceptible to fluctuations in the commodity markets. Australia also depends on trading with key trading partners.
Risk of Investing in China. Investments in Chinese securities, including certain Hong Kong-listed and U.S.-listed securities, are subject to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. Despite economic and market reforms in recent decades, the Chinese government’s control over certain sectors and enterprises and significant regulation of investment and industry are still pervasive. Chinese companies are subject to the risk that Chinese authorities can intervene in their operations and structure. Chinese markets generally continue to experience inefficiency, a lack of publicly available information and/or political and social instability and may be subject to volatility and pricing anomalies resulting from governmental influence. Internal social unrest or confrontations with other countries, including military conflicts in response to such events, may disrupt China’s economy and markets and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher inflation.
China has experienced security concerns, such as terrorism and strained international relations. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, export controls, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers in which the Fund invests. Incidents involving China’s or the region’s security may adversely affect the Chinese economy and markets and the Fund’s investments.
The Chinese economy is highly reliant on trade. A reduction in spending on Chinese products and services, supply chain diversification, the institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions or a trade war between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The Underlying Index may include companies that are subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. So long as these restrictions do not include restrictions on investments, the Fund is generally expected to invest in such companies, consistent with its objective to track the performance of the Underlying Index.
Chinese companies, including those listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, or for other reasons, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies.
Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. Any change in the operations of entities in a VIE structure, the status of VIE contractual arrangements or the legal or regulatory environment in China could result in significant, and possibly permanent and/or total, losses for investments in VIE issuers. The Fund does not select investments based on investor protection considerations.
Risk of Investing in Japan. Investing in Japanese issuers subjects the Fund to legal, regulatory, political, economic, currency, geographic and security risks that are specific to Japan. Japan’s economy depends heavily on international trade, oil and other commodity imports, and government policy supporting its exports. Other risks facing the Japanese economy include significant public debt and deficits, currency fluctuations, and labor shortages due to an aging and declining population. Japan’s relations with its neighbors have been strained at times, which could adversely affect its markets and economy. Japan is also vulnerable to natural disasters.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Small-Capitalization Companies Risk. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments. The securities of small-capitalization companies may be more volatile and less liquid than those of mid- and large-capitalization companies. As a result, the Fund’s share price may be more volatile than that of a fund with a greater investment in large- or mid-capitalization stocks.
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from the Fund’s obligation, if any, for foreign withholding taxes; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. A Fund that tracks an index with exposure to non-U.S. issuers may experience higher tracking error than ETFs that do not track such indexes.
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The price received by the Fund also may differ from the value used by the Underlying Index. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of an appropriate broad-based securities market index and the Underlying Index. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	23.00%	September 30, 2025
During the periods shown in the chart:
Best Quarter	15.77%	December 31, 2020
Worst Quarter	-20.84%	March 31, 2020
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Five Years	Ten Years
(Inception Date: 6/10/2014)
Return Before Taxes	5.56%	3.81%	5.53%
Return After Taxes on Distributions	4.66%	3.04%	4.76%
Return After Taxes on Distributions and Sale of Fund Shares	3.83%	2.88%	4.29%
MSCI ACWI ex USA Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	5.53%	4.10%	4.80%
MSCI Pacific Investable Market Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	6.26%	3.88%	5.55%

1Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Jennifer Hsui, Matt Waldron, Peter Sietsema and Steven White (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Hsui, Mr. Waldron, Mr. Sietsema and Mr. White have been Portfolio Managers of the Fund since 2014, 2025, 2025 and 2025, respectively.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF
Ticker: IXUSStock Exchange: Nasdaq
Investment Objective
The iShares Core MSCI Total International Stock ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization non-U.S. equities.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund's pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the Fund's total return but is not included in the Fund's ratio of expenses to average net assets. Both figures are shown in the Financial Highlights section of the Fund's prospectus (the “Prospectus”). BFA, the investment adviser to the Fund, has contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other series of the Trust and iShares, Inc. through November 30, 2026. The contractual waiver may be terminated prior to November 30, 2026 only upon written agreement of the Trust and BFA.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
0.07%	None	0.00%	0.00%	0.07%	(0.00)%	0.07%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$7	$23	$40	$90
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 3% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the MSCI ACWI ex USA IMI (the “Underlying Index”), which is a free float-adjusted market capitalization-weighted index designed to measure the combined equity market performance of developed and emerging markets countries, excluding the U.S.
As of July 31, 2025, the Underlying Index was composed of 6,048 securities. The Underlying Index includes large-, mid- and small-capitalization companies and may change over time. As of July 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the consumer goods and services, financials and industrials industries or sectors. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by MSCI Inc. (the “Index Provider” or “MSCI”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Risk of Investing in Developed Countries. The Fund’s investment in  developed country issuers will subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Risk of Investing in Emerging Markets. Investments in emerging markets may be subject to a greater risk of loss than investments in more developed markets. The risks of emerging markets may include, among others, greater market volatility; political, legal, economic, and social instability; less developed securities markets, including settlement, custody and valuation processes; government expropriation or nationalization of assets; greater volatility in currency exchange rates; more capital controls; less governmental supervision and regulation; and less stringent accounting, auditing and disclosure requirements. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies, and shareholders may have limited legal remedies. The Fund does not select investments based on investor protection considerations. Emerging market securities may face liquidity challenges, and the Fund may be unable to liquidate its positions in such securities at a favorable time or price.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Consumer Goods and Services Companies Risk. Consumer goods and services companies face risks related to changes in consumer preferences and disposable income, commodity prices, government regulation, supply chain disruptions, damage to brand or reputation, economic slowdown and labor shortages, among other things.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on the repatriation of foreign currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning. In addition, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.
Custody Risk. Less developed securities markets are more likely to experience problems with the clearing and settlement of trades, as well as the custody of securities and other assets by local banks, agents and depositories. These issues may have an adverse impact on the Fund, including losses or delays in payments, delivery or recovery of money or other assets.
Financial Companies Risk. Financial services companies are subject to extensive governmental regulation and intervention, which may adversely affect their profitability, the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain and their size, among other things. Financial services companies also may be significantly affected by, among other things, interest rates, economic conditions, volatility in financial markets, credit rating downgrades, adverse public perception, exposure concentration and counterparty risk.
Industrial Companies Risk. Industrial companies face a number of risks, including supply chain and distribution disruptions, business interruptions, product obsolescence, third-party vendor risks, cyber attacks, trade disputes, product recalls, liability claims, scarcity of materials or parts, excess capacity, changes in consumer preferences, and volatility in commodity prices and currencies. The performance of such companies may also be affected by technological developments, labor relations, legislative and regulatory changes, government spending policies, and changes in domestic and international economies.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders of the Fund, including an Authorized Participant, a third-party investor, the Fund’s adviser, an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may hold their investment in the Fund for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of Fund shares.
Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
National Closed Market Trading Risk. To the extent that securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other funds.
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. These risks include greater market volatility, less market liquidity, higher transaction costs, expropriation, confiscatory taxation, adverse changes in foreign investment or currency control regulations, restrictions on the repatriation of capital, and political instability. Non-U.S. issuers may be subject to different accounting, audit and financial reporting standards than U.S. issuers, and there may be less publicly available information about non-U.S. issuers. Foreign market trading hours, different clearing and settlement procedures, and holiday schedules may limit the Fund's ability to engage in portfolio transactions. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. The Fund is specifically exposed to Asian Economic Risk and European Economic Risk.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Reliance on Trading Partners Risk. The Fund invests in countries or regions whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund's investments. Through its holdings of securities of certain issuers, the Fund is specifically exposed to Asian Economic Risk, European Economic Risk and U.S. Economic Risk.
Risk of Investing in China. Investments in Chinese securities, including certain Hong Kong-listed and U.S.-listed securities, are subject to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. Despite economic and market reforms in recent decades, the Chinese government’s control over certain sectors and enterprises and significant regulation of investment and industry are still pervasive. Chinese companies are subject to the risk that Chinese authorities can intervene in their operations and structure. Chinese markets generally continue to experience inefficiency, a lack of publicly available information and/or political and social instability and may be subject to volatility and pricing anomalies resulting from governmental influence. Internal social unrest or confrontations with other countries, including military conflicts in response to such events, may disrupt China’s economy and markets and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher inflation.
China has experienced security concerns, such as terrorism and strained international relations. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, export controls, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers in which the Fund invests. Incidents involving China’s or the region’s security may adversely affect the Chinese economy and markets and the Fund’s investments.
The Chinese economy is highly reliant on trade. A reduction in spending on Chinese products and services, supply chain diversification, the institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions or a trade war between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The Underlying Index may include companies that are subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. So long as these restrictions do not include restrictions on investments, the Fund is generally expected to invest in such companies, consistent with its objective to track the performance of the Underlying Index.
Chinese companies, including those listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, or for other reasons, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies.
Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. Any change in the operations of entities in a VIE structure, the status of VIE contractual arrangements or the legal or regulatory environment in China could result in significant, and possibly permanent and/or total, losses for investments in VIE issuers. The Fund does not select investments based on investor protection considerations.
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments, including the U.S., the U.K., the E.U., and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities, and jurisdictions may also institute broader sanctions on Russia. Russia has issued a number of countersanctions, some of which restrict the distribution of profits by limited liability companies (e.g., dividends), and prohibit Russian persons from entering into transactions with designated persons from “unfriendly states” as well as the export of raw materials or other products from Russia to certain sanctioned persons.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, import and export restrictions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian companies in which the Fund invests. Actual and threatened responses to Russian military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and are likely to have collateral impacts on such sectors globally. Russian companies may be unable to pay dividends and, if they pay dividends, the Fund may be unable to receive them. As a result of sanctions, the Fund is currently restricted from trading in Russian securities, including those in its portfolio, and the Underlying Index has removed Russian securities. It is unknown when, or if, sanctions may be lifted or the Fund’s ability to trade in Russian securities will resume.
Risk of Investing in Saudi Arabia. Investing in Saudi Arabian issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to Saudi Arabia. The economy of Saudi Arabia is dominated by petroleum exports. A sustained decrease in petroleum prices could have a negative impact on all aspects of the economy. Investments in the securities of Saudi Arabian issuers involve risks not typically associated with investments in securities of issuers in more developed countries, which may negatively affect the value of the Fund’s investments. Such heightened risks may include, among others, the expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, crime and instability as a result of religious, ethnic and/or socioeconomic unrest. Instability in the Middle East region could adversely impact the economy of Saudi Arabia, and there is no assurance of political stability in Saudi Arabia.
The ability of foreign investors to invest in the securities of Saudi Arabian companies could be restricted by the Saudi Arabian government at any time, and unforeseen risks could materialize with respect to foreign ownership of such securities. There are a number of ways to conduct transactions in equity securities in the Saudi Arabian market. The Fund generally expects to transact in a manner so that it is not limited by Saudi Arabian regulations to a single broker. However, there may be a limited number of brokers who can provide services to the Fund, which may have an adverse impact on the prices, quantity or timing of Fund transactions.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from the Fund’s obligation, if any, for foreign withholding taxes; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. A Fund that tracks an index with exposure to non-U.S. issuers may experience higher tracking error than ETFs that do not track such indexes.

Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The price received by the Fund also may differ from the value used by the Underlying Index. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of an appropriate broad-based securities market index and the Underlying Index. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	26.99%	September 30, 2025
During the periods shown in the chart:
Best Quarter	17.21%	December 31, 2020
Worst Quarter	-24.11%	March 31, 2020
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Five Years	Ten Years
(Inception Date: 10/18/2012)
Return Before Taxes	5.15%	4.17%	5.03%
Return After Taxes on Distributions	4.35%	3.56%	4.42%
Return After Taxes on Distributions and Sale of Fund Shares	3.64%	3.27%	3.99%
MSCI ACWI ex USA Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	5.53%	4.10%	4.80%
MSCI ACWI ex USA Investable Market Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	5.23%	4.12%	4.91%

1Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Jennifer Hsui, Matt Waldron, Peter Sietsema and Steven White (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Hsui, Mr. Waldron, Mr. Sietsema and Mr. White have been Portfolio Managers of the Fund since 2012, 2025, 2025 and 2025, respectively.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

iSHARES® LOW CARBON OPTIMIZED MSCI ACWI ETF
Ticker: CRBNStock Exchange: NYSE ARCA
Investment Objective
The iShares Low Carbon Optimized MSCI ACWI ETF (the “Fund”) seeks to track the investment results of an index composed of large and mid-capitalization developed and emerging market equities with a lower carbon exposure than that of the broad market.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
0.20%	None	0.00%	0.20%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$20	$64	$113	$255
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the MSCI ACWI Low Carbon Target Index (the “Underlying Index”), which has been developed by MSCI Inc. (the “Index Provider” or “MSCI”). The Underlying Index is designed to address two dimensions of carbon exposure – carbon emissions and potential carbon emissions from fossil fuel reserves. By overweighting companies with low carbon emissions relative to enterprise value including cash (“EVIC”) and those with low potential carbon emissions from fossil fuel reserves relative to market capitalization, the Underlying Index aims to reflect a lower carbon exposure than that of the broad market. Carbon emissions and potential carbon emissions from fossil fuel reserves are measured based on an issuer’s reported data from annual reports, corporate social responsibility reports, the Carbon Disclosure Project, oil and gas industry bodies, and other relevant third-party sources. If an issuer does not report carbon emissions or potential carbon emissions from fossil fuel reserves, the data are estimated by MSCI using a proprietary model.
The Underlying Index is designed to achieve a target level of tracking relative to the MSCI ACWI Index (the “Parent Index”) while minimizing carbon exposure. The Underlying Index is a subset of the Parent Index that measures the combined equity market performance of developed and emerging market countries. The Parent Index serves as the universe of eligible securities for the Underlying Index.
The Index Provider begins with the Parent Index and excludes securities of companies involved with controversial weapons, companies involved in very severe environmental, social and governance (“ESG”) controversies and companies involved in the business of thermal coal mining and extraction of oil sands, based on percentage of revenue thresholds for certain categories (e.g., 1% or 5%) and categorical exclusions for others

(e.g., controversial weapons) (in each case as determined by the Index Provider).
Remaining securities included in the Parent Index are assigned a “carbon exposure” measured in terms of the issuer’s greenhouse gas emissions (relative to the issuer’s EVIC) and potential carbon emissions from fossil fuel reserves held by the issuer (per dollar of such issuer’s market capitalization, as measured during the semi-annual index review). Greenhouse gas emissions of the issuer includes direct greenhouse gas emissions by the issuer, indirect greenhouse gas emissions associated with the issuer’s purchase of energy, and indirect emissions occurring in the value chain of the issuer (in each case, as determined by the Index Provider).
The Underlying Index is then constructed using a process that aims to achieve replicability and investability, subject to the following objective and constraints: (i) minimize carbon exposure by at least 30% subject to a tracking error constraint of 50 basis points relative to the Parent Index; (ii) the maximum weight of an Underlying Index constituent may not be greater than 20 times its weight in the Parent Index; (iii) country weights in the Underlying Index may not deviate more than 2% from the country weights in the Parent Index; and (iv) sector weights in the Underlying Index may not deviate more than 2% from the sector weights in the Parent Index, with the exception of the energy sector, where there is no weight constraint applied.
The Underlying Index may still include significant exposure to large companies that have proportionately greater carbon exposure relative to smaller companies with lower carbon exposure due to the Underlying Index’s constraints on deviating from the market capitalization of Parent Index constituents.
The Underlying Index includes large- and mid-capitalization companies and may change over time. As of July 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the financials and technology industries or sectors. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index and Parent Index are sponsored by MSCI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and Parent Index and publishes information regarding the market value of the Underlying Index and Parent Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Risk of Investing in Developed Countries. The Fund’s investment in  developed country issuers will subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. These risks include greater market volatility, less market liquidity, higher transaction costs, expropriation, confiscatory taxation, adverse changes in foreign investment or currency control regulations, restrictions on the repatriation of capital, and political instability. Non-U.S. issuers may be subject to different accounting, audit and financial reporting standards than U.S. issuers, and there may be less publicly available information about non-U.S. issuers. Foreign market trading hours, different clearing and settlement procedures, and holiday schedules may limit the Fund's ability to engage in portfolio transactions. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.
ESG Risk. To the extent that the Underlying Index uses criteria related to the ESG characteristics of issuers, this may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds whose underlying index does not use ESG criteria. The Underlying Index’s use of ESG criteria may result in the Fund investing in, or allocating greater weight to, securities or market sectors that underperform the market as a whole or underperform other funds that use ESG criteria. In addition, the use of representative sampling may result in divergence of the Fund’s overall ESG characteristics or ESG risk from those of the Underlying Index. The Index Provider may evaluate security-level ESG data and, if applicable, ESG objectives or constraints that are relevant to the Underlying Index only at index reviews or rebalances. Securities included in the Underlying Index may cease to meet the relevant ESG criteria but may nevertheless remain in the Underlying Index and the Fund until the next review or rebalance by the Index Provider. As a result, certain securities in the Underlying Index, or the Underlying Index as a whole, may not meet the relevant ESG objectives or constraints at all times.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the
Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on the repatriation of foreign currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning. In addition, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.
Financial Companies Risk. Financial services companies are subject to extensive governmental regulation and intervention, which may adversely affect their profitability, the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain and their size, among other things. Financial services companies also may be significantly affected by, among other things, interest rates, economic conditions, volatility in financial markets, credit rating downgrades, adverse public perception, exposure concentration and counterparty risk.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders of the Fund, including an Authorized Participant, a third-party investor, the Fund’s adviser, an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may hold their investment in the Fund for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of Fund shares.
Low Carbon Exposure Investment Strategy Risk. The Fund’s strategy of investing in securities of companies with low carbon exposure limits the type and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not seek to minimize carbon exposure. The Fund’s low carbon exposure investment strategy may result in the Fund investing in securities or industry sectors that underperform the market.
Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
National Closed Market Trading Risk. To the extent that securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other funds.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Reliance on Trading Partners Risk. The Fund invests in countries or regions whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund's investments. Through its holdings of securities of certain issuers, the Fund is specifically exposed to Asian Economic Risk, European Economic Risk and U.S. Economic Risk.
Risk of Investing in China. Investments in Chinese securities, including certain Hong Kong-listed and U.S.-listed securities, are subject to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. Despite economic and market reforms in recent decades, the Chinese government’s control over certain sectors and enterprises and significant regulation of investment and industry are still pervasive. Chinese companies are subject to the risk that Chinese authorities can intervene in their operations and structure. Chinese markets generally continue to experience inefficiency, a lack of publicly available information and/or political and social instability and may be subject to volatility and pricing anomalies resulting from governmental influence. Internal social unrest or confrontations with other countries, including military conflicts in response to such events, may disrupt China’s economy and markets and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher inflation.
China has experienced security concerns, such as terrorism and strained international relations. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, export controls, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers in which the Fund invests. Incidents involving China’s or the region’s security may adversely affect the Chinese economy and markets and the Fund’s investments.
The Chinese economy is highly reliant on trade. A reduction in spending on Chinese products and services, supply chain diversification, the institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions or a trade war between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The Underlying Index may include companies that are subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. So long as these restrictions do not include restrictions on investments, the Fund is generally expected to invest in such companies, consistent with its objective to track the performance of the Underlying Index.
Chinese companies, including those listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, or for other reasons, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies.
Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. Any change in the operations of entities in a VIE structure, the status of VIE contractual arrangements or the legal or regulatory environment in China could result in significant, and possibly permanent and/or total, losses for investments in VIE issuers. The Fund does not select investments based on investor protection considerations.
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments, including the U.S., the U.K., the E.U., and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities, and jurisdictions may also institute broader sanctions on Russia. Russia has issued a number of countersanctions, some of which restrict the distribution of profits by limited liability companies (e.g., dividends), and prohibit Russian persons from entering into transactions with designated persons from “unfriendly states” as well as the export of raw materials or other products from Russia to certain sanctioned persons.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, import and export restrictions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian companies in which the Fund invests. Actual and threatened responses to Russian military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and are likely to have collateral impacts on such sectors globally. Russian companies may be unable to pay dividends and, if they pay dividends, the Fund may be unable to receive them. As a result of sanctions, the Fund is currently restricted from trading in Russian securities, including those in its portfolio, and the Underlying Index has removed Russian securities. It is unknown when, or if, sanctions may be lifted or the Fund’s ability to trade in Russian securities will resume.
Risk of Investing in Saudi Arabia. Investing in Saudi Arabian issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to Saudi Arabia. The economy of Saudi Arabia is dominated by petroleum exports. A sustained decrease in petroleum prices could have a negative impact on all aspects of the economy. Investments in the securities of Saudi Arabian issuers involve risks not typically associated with investments in securities of issuers in more developed countries, which may negatively affect the value of the Fund’s investments. Such heightened risks may include, among others, the expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, crime and instability as a result of religious, ethnic and/or socioeconomic unrest. Instability in the Middle East region could adversely impact the economy of Saudi Arabia, and there is no assurance of political stability in Saudi Arabia.
The ability of foreign investors to invest in the securities of Saudi Arabian companies could be restricted by the Saudi Arabian government at any time, and unforeseen risks could materialize with respect to foreign ownership of such securities. There are a number of ways to conduct transactions in equity securities in the Saudi Arabian market. The Fund generally expects to transact in a manner so that it is not limited by Saudi Arabian regulations to a single broker. However, there may be a limited number of brokers who can provide services to the Fund, which may have an adverse impact on the prices, quantity or timing of Fund transactions.
Risk of Investing in the U.S. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Technology Companies Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from the Fund’s obligation, if any, for foreign withholding taxes; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. A Fund that tracks an index with exposure to non-U.S. issuers may experience higher tracking error than ETFs that do not track such indexes.
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The price received by the Fund also may differ from the value used by the Underlying Index. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of an appropriate broad-based securities market index and the Underlying Index. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	18.34%	September 30, 2025
During the periods shown in the chart:
Best Quarter	19.24%	June 30, 2020
Worst Quarter	-21.10%	March 31, 2020
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Five Years	Ten Years
(Inception Date: 12/8/2014)
Return Before Taxes	19.20%	10.38%	9.57%
Return After Taxes on Distributions	18.60%	9.88%	9.03%
Return After Taxes on Distributions and Sale of Fund Shares	11.70%	8.15%	7.71%
MSCI All Country World Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	17.49%	10.06%	9.23%
MSCI ACWI Low Carbon Target Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	19.15%	10.23%	9.33%

1Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Jennifer Hsui, Matt Waldron, Peter Sietsema and Steven White (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Hsui, Mr. Waldron, Mr. Sietsema and Mr. White have been Portfolio Managers of the Fund since 2014, 2025, 2025 and 2025, respectively.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

iSHARES® MSCI ACWI ETF
Ticker: ACWIStock Exchange: Nasdaq
Investment Objective
The iShares MSCI ACWI ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization developed and emerging market equities.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund's pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the Fund's total return but is not included in the Fund's ratio of expenses to average net assets. Both figures are shown in the Financial Highlights section of the Fund's prospectus (the “Prospectus”). BFA, the investment adviser to the Fund, has contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other series of the Trust and iShares, Inc. through November 30, 2026. The contractual waiver may be terminated prior to November 30, 2026 only upon written agreement of the Trust and BFA.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
0.31%	None	0.01%	0.00%	0.32%	(0.00)%	0.32%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$33	$103	$180	$406
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 3% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the MSCI ACWI (the “Underlying Index”), which is a free float-adjusted market capitalization-weighted index designed to measure the combined equity market performance of developed and emerging markets countries. The Underlying Index includes large- and mid-capitalization companies and may change over time.
As of July 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the consumer goods and services, financials and technology industries or sectors. The components of the Underlying Index are likely to change over time.

BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by MSCI Inc. (the “Index Provider” or “MSCI”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Risk of Investing in Developed Countries. The Fund’s investment in  developed country issuers will subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. These risks include greater market volatility, less market liquidity, higher transaction costs, expropriation, confiscatory taxation, adverse changes in foreign investment or currency control regulations, restrictions on the repatriation of capital, and political instability. Non-U.S. issuers may be subject to different accounting, audit and financial reporting standards than U.S. issuers, and there may be less publicly available information about non-U.S. issuers. Foreign market trading hours, different clearing and settlement procedures, and holiday schedules may limit the Fund's ability to engage in portfolio transactions. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Consumer Goods and Services Companies Risk. Consumer goods and services companies face risks related to changes in consumer preferences and disposable income, commodity prices, government regulation, supply chain disruptions, damage to brand or reputation, economic slowdown and labor shortages, among other things.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on the repatriation of foreign currency.
Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning. In addition, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.
Financial Companies Risk. Financial services companies are subject to extensive governmental regulation and intervention, which may adversely affect their profitability, the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain and their size, among other things. Financial services companies also may be significantly affected by, among other things, interest rates, economic conditions, volatility in financial markets, credit rating downgrades, adverse public perception, exposure concentration and counterparty risk.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders of the Fund, including an Authorized Participant, a third-party investor, the Fund’s adviser, an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may hold their investment in the Fund for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of Fund shares.
Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA may not produce the intended results.

There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
National Closed Market Trading Risk. To the extent that securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other funds.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Reliance on Trading Partners Risk. The Fund invests in countries or regions whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund's investments. Through its holdings of securities of certain issuers, the Fund is specifically exposed to Asian Economic Risk, European Economic Risk and North American Economic Risk.
Risk of Investing in China. Investments in Chinese securities, including certain Hong Kong-listed and U.S.-listed securities, are subject to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. Despite economic and market reforms in recent decades, the Chinese government’s control over certain sectors and enterprises and significant regulation of investment and industry are still pervasive. Chinese companies are subject to the risk that Chinese authorities can intervene in their operations and structure. Chinese markets generally continue to experience inefficiency, a lack of publicly available information and/or political and social instability and may be subject to volatility and pricing anomalies resulting from governmental influence. Internal social unrest or confrontations with other countries, including military conflicts in response to such events, may disrupt China’s economy and markets and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher inflation.
China has experienced security concerns, such as terrorism and strained international relations. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, export controls, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers in which the Fund invests. Incidents involving China’s or the region’s security may adversely affect the Chinese economy and markets and the Fund’s investments.
The Chinese economy is highly reliant on trade. A reduction in spending on Chinese products and services, supply chain diversification, the institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions or a trade war between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The Underlying Index may include companies that are subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. So long as these restrictions do not include restrictions on investments, the Fund is generally expected to invest in such companies, consistent with its objective to track the performance of the Underlying Index.
Chinese companies, including those listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, or for other reasons, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies.
Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. Any change in the operations of entities in a VIE structure, the status of VIE contractual arrangements or the legal or regulatory environment in China could result in significant, and possibly permanent and/or total, losses for investments in VIE issuers. The Fund does not select investments based on investor protection considerations.
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in

Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments, including the U.S., the U.K., the E.U., and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities, and jurisdictions may also institute broader sanctions on Russia. Russia has issued a number of countersanctions, some of which restrict the distribution of profits by limited liability companies (e.g., dividends), and prohibit Russian persons from entering into transactions with designated persons from “unfriendly states” as well as the export of raw materials or other products from Russia to certain sanctioned persons.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, import and export restrictions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian companies in which the Fund invests. Actual and threatened responses to Russian military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and are likely to have collateral impacts on such sectors globally. Russian companies may be unable to pay dividends and, if they pay dividends, the Fund may be unable to receive them. As a result of sanctions, the Fund is currently restricted from trading in Russian securities, including those in its portfolio, and the Underlying Index has removed Russian securities. It is unknown when, or if, sanctions may be lifted or the Fund’s ability to trade in Russian securities will resume.
Risk of Investing in Saudi Arabia. Investing in Saudi Arabian issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to Saudi Arabia. The economy of Saudi Arabia is dominated by petroleum exports. A sustained decrease in petroleum prices could have a negative impact on all aspects of the economy. Investments in the securities of Saudi Arabian issuers involve risks not typically associated with investments in securities of issuers in more developed countries, which may negatively affect the value of the Fund’s investments. Such heightened risks may include, among others, the expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, crime and instability as a result of religious, ethnic and/or socioeconomic unrest. Instability in the Middle East region could adversely impact the economy of Saudi Arabia, and there is no assurance of political stability in Saudi Arabia.
The ability of foreign investors to invest in the securities of Saudi Arabian companies could be restricted by the Saudi Arabian government at any time, and unforeseen risks could materialize with respect to foreign ownership of such securities. There are a number of ways to conduct transactions in equity securities in the Saudi Arabian market. The Fund generally expects to transact in a manner so that it is not limited by Saudi Arabian regulations to a single broker. However, there may be a limited number of brokers who can provide services to the Fund, which may have an adverse impact on the prices, quantity or timing of Fund transactions.
Risk of Investing in the U.S. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Technology Companies Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from the Fund’s obligation, if any, for foreign withholding taxes; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. A Fund that tracks an index with exposure to non-U.S. issuers may experience higher tracking error than ETFs that do not track such indexes.

Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The price received by the Fund also may differ from the value used by the Underlying Index. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of an appropriate broad-based securities market index, which is also the Fund's Underlying Index. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	18.70%	September 30, 2025
During the periods shown in the chart:
Best Quarter	19.32%	June 30, 2020
Worst Quarter	-21.37%	March 31, 2020
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Five Years	Ten Years
(Inception Date: 3/26/2008)
Return Before Taxes	17.41%	10.07%	9.34%
Return After Taxes on Distributions	16.93%	9.61%	8.82%
Return After Taxes on Distributions and Sale of Fund Shares	10.64%	7.92%	7.53%
MSCI All Country World Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	17.49%	10.06%	9.23%

1Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Jennifer Hsui, Matt Waldron, Peter Sietsema and Steven White (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Hsui, Mr. Waldron, Mr. Sietsema and Mr. White have been Portfolio Managers of the Fund since 2012, 2025, 2025 and 2025, respectively.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

iSHARES® MSCI ACWI ex U.S. ETF
Ticker: ACWXStock Exchange: Nasdaq
Investment Objective
The iShares MSCI ACWI ex U.S. ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization non-U.S. equities.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund's pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the Fund's total return but is not included in the Fund's ratio of expenses to average net assets. Both figures are shown in the Financial Highlights section of the Fund's prospectus (the “Prospectus”). BFA, the investment adviser to the Fund, has contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other series of the Trust and iShares, Inc. through November 30, 2026. The contractual waiver may be terminated prior to November 30, 2026 only upon written agreement of the Trust and BFA.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
0.31%	None	0.01%	0.00%	0.32%	(0.00)%	0.32%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$33	$103	$180	$406
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the MSCI ACWI ex USA Index (the “Underlying Index”), which is a free float-adjusted market capitalization-weighted index designed to measure the combined equity market performance of developed and emerging markets countries, excluding the U.S. The Underlying Index includes large- and mid-capitalization companies and may change over time.
As of July 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the consumer goods and services and financials industries or sectors. The components of the Underlying Index are likely to change over time.

BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by MSCI Inc. (the “Index Provider” or “MSCI”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Risk of Investing in Developed Countries. The Fund’s investment in  developed country issuers will subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. These risks include greater market volatility, less market liquidity, higher transaction costs, expropriation, confiscatory taxation, adverse changes in foreign investment or currency control regulations, restrictions on the repatriation of capital, and political instability. Non-U.S. issuers may be subject to different accounting, audit and financial reporting standards than U.S. issuers, and there may be less publicly available information about non-U.S. issuers. Foreign market trading hours, different clearing and settlement procedures, and holiday schedules may limit the Fund's ability to engage in portfolio transactions. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. The Fund is specifically exposed to Asian Economic Risk and European Economic Risk.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Consumer Goods and Services Companies Risk. Consumer goods and services companies face risks related to changes in consumer preferences and disposable income, commodity prices, government regulation, supply chain disruptions, damage to brand or reputation, economic slowdown and labor shortages, among other things.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on the repatriation of foreign currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning. In addition, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.
Custody Risk. Less developed securities markets are more likely to experience problems with the clearing and settlement of trades, as well as the custody of securities and other assets by local banks, agents and depositories. These issues may have an adverse impact on the Fund, including losses or delays in payments, delivery or recovery of money or other assets.
Financial Companies Risk. Financial services companies are subject to extensive governmental regulation and intervention, which may adversely affect their profitability, the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain and their size, among other things. Financial services companies also may be significantly affected by, among other things, interest rates, economic conditions, volatility in financial markets, credit rating downgrades, adverse public perception, exposure concentration and counterparty risk.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders of the Fund, including an Authorized Participant, a third-party investor, the Fund’s adviser, an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may hold their investment in the Fund for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of Fund shares.
Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
Mid-Capitalization Companies Risk. Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments. The securities of mid-capitalization companies may be more volatile and less liquid than those of large-capitalization companies. As a result, the Fund’s share price may be more volatile than that of a fund with a greater investment in large-capitalization stocks.
National Closed Market Trading Risk. To the extent that securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other funds.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Reliance on Trading Partners Risk. The Fund invests in countries or regions whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund's investments. Through its holdings of securities of certain issuers, the Fund is specifically exposed to Asian Economic Risk, European Economic Risk and U.S. Economic Risk.
Risk of Investing in China. Investments in Chinese securities, including certain Hong Kong-listed and U.S.-listed securities, are subject to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. Despite economic and market reforms in recent decades, the Chinese government’s control over certain sectors and enterprises and significant regulation of investment and industry are still pervasive. Chinese companies are subject to the risk that Chinese authorities can intervene in their operations and structure. Chinese markets generally continue to experience inefficiency, a lack of publicly available information and/or political and social instability and may be subject to volatility and pricing anomalies resulting from governmental influence. Internal social unrest or confrontations with other countries, including military conflicts in response to such events, may disrupt China’s economy and markets and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher inflation.
China has experienced security concerns, such as terrorism and strained international relations. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, export controls, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers in which the Fund invests. Incidents involving China’s or the region’s security may adversely affect the Chinese economy and markets and the Fund’s investments.
The Chinese economy is highly reliant on trade. A reduction in spending on Chinese products and services, supply chain diversification, the institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions or a trade war between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The Underlying Index may include companies that are subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. So long as these restrictions do not include restrictions on investments, the Fund is generally expected to invest in such companies, consistent with its objective to track the performance of the Underlying Index.
Chinese companies, including those listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, or for other reasons, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies.
Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. Any change in the operations of entities in a VIE structure, the status of VIE contractual arrangements or the legal or regulatory environment in China could result in significant, and possibly permanent and/or total, losses for investments in VIE issuers. The Fund does not select investments based on investor protection considerations.
Risk of Investing in Emerging Markets. Investments in emerging markets may be subject to a greater risk of loss than investments in more developed markets. The risks of emerging markets may include, among others, greater market volatility; political, legal, economic, and social instability; less developed securities markets, including settlement, custody and valuation processes; government expropriation or nationalization of assets; greater volatility in currency exchange rates; more capital controls; less governmental supervision and regulation; and less stringent accounting, auditing and disclosure requirements. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies, and shareholders may have limited legal remedies. The Fund does not select investments based on investor protection considerations. Emerging market securities may face liquidity challenges, and the Fund may be unable to liquidate its positions in such securities at a favorable time or price.
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments, including the U.S., the U.K., the E.U., and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities, and jurisdictions may also institute broader sanctions on Russia. Russia has issued a number of countersanctions, some of which restrict the distribution of profits by limited liability companies (e.g., dividends), and prohibit Russian persons from entering into transactions with designated persons from “unfriendly states” as well as the export of raw materials or other products from Russia to certain sanctioned persons.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, import and export restrictions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian companies in which the Fund invests. Actual and threatened responses to Russian military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and are likely to have collateral impacts on such sectors globally. Russian companies may be unable to pay dividends and, if they pay dividends, the Fund may be unable to receive them. As a result of sanctions, the Fund is currently restricted from trading in Russian securities, including those in its portfolio, and the Underlying Index has removed Russian securities. It is unknown when, or if, sanctions may be lifted or the Fund’s ability to trade in Russian securities will resume.
Risk of Investing in Saudi Arabia. Investing in Saudi Arabian issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to Saudi Arabia. The economy of Saudi Arabia is dominated by petroleum exports. A sustained decrease in petroleum prices could have a negative impact on all aspects of the economy. Investments in the securities of Saudi Arabian issuers involve risks not typically associated with investments in securities of issuers in more developed countries, which may negatively affect the value of the Fund’s investments. Such heightened risks may include, among others, the expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, crime and instability as a result of religious, ethnic and/or socioeconomic unrest. Instability in the Middle East region could adversely impact the economy of Saudi Arabia, and there is no assurance of political stability in Saudi Arabia.
The ability of foreign investors to invest in the securities of Saudi Arabian companies could be restricted by the Saudi Arabian government at any time, and unforeseen risks could materialize with respect to foreign ownership of such securities. There are a number of ways to conduct transactions in equity securities in the Saudi Arabian market. The Fund generally expects to transact in a manner so that it is not limited by Saudi Arabian regulations to a single broker. However, there may be a limited number of brokers who can provide services to the Fund, which may have an adverse impact on the prices, quantity or timing of Fund transactions.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from the Fund’s obligation, if any, for foreign withholding taxes; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. A Fund that tracks an index with exposure to non-U.S. issuers may experience higher tracking error than ETFs that do not track such indexes.
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The price received by the Fund also may differ from the value used by the Underlying Index. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of an appropriate broad-based securities market index, which is also the Fund's Underlying Index. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	26.66%	September 30, 2025
During the periods shown in the chart:
Best Quarter	16.95%	December 31, 2020
Worst Quarter	-23.48%	March 31, 2020
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Five Years	Ten Years
(Inception Date: 3/26/2008)
Return Before Taxes	5.19%	3.90%	4.65%
Return After Taxes on Distributions	4.58%	3.35%	4.11%
Return After Taxes on Distributions and Sale of Fund Shares	3.71%	3.09%	3.72%
MSCI ACWI ex USA Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	5.53%	4.10%	4.80%

1Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Jennifer Hsui, Matt Waldron, Peter Sietsema and Steven White (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Hsui, Mr. Waldron, Mr. Sietsema and Mr. White have been Portfolio Managers of the Fund since 2012, 2025, 2025 and 2025, respectively.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

iSHARES® MSCI ALL COUNTRY ASIA
ex JAPAN ETF
Ticker: AAXJStock Exchange: Nasdaq
Investment Objective
The iShares MSCI All Country Asia ex Japan ETF (the “Fund”) seeks to track the investment results of an index composed of Asian equities, excluding Japan.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund's pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the Fund's total return but is not included in the Fund's ratio of expenses to average net assets. Both figures are shown in the Financial Highlights section of the Fund's prospectus (the “Prospectus”). BFA, the investment adviser to the Fund, has contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other series of the Trust and iShares, Inc. through November 30, 2026. The contractual waiver may be terminated prior to November 30, 2026 only upon written agreement of the Trust and BFA.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
0.72%	None	0.00%	0.00%	0.72%	(0.00)%	0.72%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$74	$230	$401	$894
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the MSCI AC Asia ex Japan Index (the “Underlying Index”), which, as of July 31, 2025, is a free float-adjusted market capitalization-weighted index designed to measure equity market performance of securities from the following 10 developed and emerging market countries or regions: China, Hong Kong, India, Indonesia, Malaysia, the Philippines, Singapore, South Korea, Taiwan and Thailand. The Underlying Index includes large- and mid-capitalization companies and may change over time.
As of July 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the consumer goods and services, financials and technology industries or sectors. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by MSCI Inc. (the “Index Provider” or “MSCI”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Diversification Policy. The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become “non-diversified,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non-diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. The Fund discloses its portfolio holdings and weightings at www.iShares.com.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Risk of Investing in Asia. Investments in Asian issuers subject the Fund to legal, regulatory, political, economic, currency, geographic and security risks that are specific to Asia. There is no guarantee that the economic growth and industrialization in certain Asian economies will continue. Certain Asian countries have experienced expropriation and/or nationalization of assets, confiscatory taxation, currency devaluations and restrictions, political or social instability, and armed conflict. An adverse economic or political event in one Asian country may negatively affect countries throughout the region. In particular, because many Asian countries depend significantly on international trade, shifts in relationships with key trading partners, such as China and the U.S., may have a region-wide economic impact. Regional geopolitical risks include the historical tensions between South Korea and North Korea, China’s complex territorial dispute regarding the sovereignty of Taiwan and its pledge to take control of Taiwan, and frictions between China and the Philippines in the South China Sea.
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. These risks include greater market volatility, less market liquidity, higher transaction costs, expropriation, confiscatory taxation, adverse changes in foreign investment or currency control regulations, restrictions on the repatriation of capital, and political instability. Non-U.S. issuers may be subject to different accounting, audit and financial reporting standards than U.S. issuers, and there may be less publicly available information about non-U.S. issuers. Foreign market trading hours, different clearing and settlement procedures, and holiday schedules may limit the Fund's ability to engage in portfolio transactions. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. The Fund is specifically exposed to Asian Economic Risk

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Consumer Goods and Services Companies Risk. Consumer goods and services companies face risks related to changes in consumer preferences and disposable income, commodity prices, government regulation, supply chain disruptions, damage to brand or reputation, economic slowdown and labor shortages, among other things.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on the repatriation of foreign currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning. In addition, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.
Custody Risk. Less developed securities markets are more likely to experience problems with the clearing and settlement of trades, as well as the custody of securities and other assets by local banks, agents and depositories. These issues may have an adverse impact on the Fund, including losses or delays in payments, delivery or recovery of money or other assets.
Financial Companies Risk. Financial services companies are subject to extensive governmental regulation and intervention, which may adversely affect their profitability, the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain and their size, among other things. Financial services companies also may be significantly affected by, among other things, interest rates, economic conditions, volatility in financial markets, credit rating downgrades, adverse public perception, exposure concentration and counterparty risk.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders of the Fund, including an Authorized Participant, a third-party investor, the Fund’s adviser, an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may hold their investment in the Fund for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of Fund shares.
Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
Mid-Capitalization Companies Risk. Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments. The securities of mid-capitalization companies may be more volatile and less liquid than those of large-capitalization companies. As a result, the Fund’s share price may be more volatile than that of a fund with a greater investment in large-capitalization stocks.
National Closed Market Trading Risk. To the extent that securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other funds.
Non-Diversification Risk. To the extent the Fund is non-diversified, the Fund may invest a large percentage of its assets in securities or other instruments representing a small number of issuers or counterparties and thus may be more susceptible to the risks associated with these particular issuers or counterparties. As a result, the Fund's performance may depend to a greater extent on the performance of a small number of issuers or counterparties, which may lead to more volatility in the Fund’s NAV.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Reliance on Trading Partners Risk. The Fund invests in countries or regions whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund's investments. Through its holdings of securities of certain issuers, the Fund is specifically exposed to Asian Economic Risk and U.S. Economic Risk.
Risk of Investing in China. Investments in Chinese securities, including certain Hong Kong-listed and U.S.-listed securities, are subject to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. Despite economic and market reforms in recent decades, the Chinese government’s control over certain sectors and enterprises and significant regulation of investment and industry are still pervasive. Chinese companies are subject to the risk that Chinese authorities can intervene in their operations and structure. Chinese markets generally continue to experience inefficiency, a lack of publicly available information and/or political and social instability and may be subject to volatility and pricing anomalies resulting from governmental influence. Internal social unrest or confrontations with other countries, including military conflicts in response to such events, may disrupt China’s economy and markets and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher inflation.
China has experienced security concerns, such as terrorism and strained international relations. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, export controls, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers in which the Fund invests. Incidents involving China’s or the region’s security may adversely affect the Chinese economy and markets and the Fund’s investments.
The Chinese economy is highly reliant on trade. A reduction in spending on Chinese products and services, supply chain diversification, the institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions or a trade war between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The Underlying Index may include companies that are subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. So long as these restrictions do not include restrictions on investments, the Fund is generally expected to invest in such companies, consistent with its objective to track the performance of the Underlying Index.
Chinese companies, including those listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, or for other reasons, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies.
Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. Any change in the operations of entities in a VIE structure, the status of VIE contractual arrangements or the legal or regulatory environment in China could result in significant, and possibly permanent and/or total, losses for investments in VIE issuers. The Fund does not select investments based on investor protection considerations.
Risk of Investing in Emerging Markets. Investments in emerging markets may be subject to a greater risk of loss than investments in more developed markets. The risks of emerging markets may include, among others, greater market volatility; political, legal, economic, and social instability; less developed securities markets, including settlement, custody and valuation processes; government expropriation or nationalization of assets; greater volatility in currency exchange rates; more capital controls; less governmental supervision and regulation; and less stringent accounting, auditing and disclosure requirements. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies, and shareholders may have limited legal remedies. The Fund does not select investments based on investor protection considerations. Emerging market securities may face liquidity challenges, and the Fund may be unable to liquidate its positions in such securities at a favorable time or price.
Risk of Investing in Taiwan. Investing in Taiwanese issuers subjects the Fund to legal, regulatory, political, economic, currency, geographic and security risks that are specific to Taiwan. Taiwan’s economy is export-oriented and may be adversely affected by reduced demand for its goods or trade conflicts. China has a complex territorial dispute regarding the sovereignty of Taiwan and has pledged to take control of Taiwan, including by force if necessary. Taiwan-based companies and individuals are significant investors in China. Continuing hostility between China and Taiwan may have an adverse impact on their economies and markets and on the value of a Fund’s investments in China, Taiwan or the region.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Technology Companies Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from the Fund’s obligation, if any, for foreign withholding taxes; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. A Fund that tracks an index with exposure to non-U.S. issuers may experience higher tracking error than ETFs that do not track such indexes.
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The price received by the Fund also may differ from the value used by the Underlying Index. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of an appropriate broad-based securities market index and the Underlying Index. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	27.19%	September 30, 2025
During the periods shown in the chart:
Best Quarter	18.16%	December 31, 2020
Worst Quarter	-18.50%	March 31, 2020
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Five Years	Ten Years
(Inception Date: 8/13/2008)
Return Before Taxes	10.48%	1.53%	3.66%
Return After Taxes on Distributions	10.18%	1.27%	3.29%
Return After Taxes on Distributions and Sale of Fund Shares	6.73%	1.34%	2.95%
MSCI Emerging Markets Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	7.50%	1.70%	3.64%
MSCI AC Asia ex Japan Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	11.96%	2.57%	4.54%

1Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Jennifer Hsui, Matt Waldron, Peter Sietsema and Steven White (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Hsui, Mr. Waldron, Mr. Sietsema and Mr. White have been Portfolio Managers of the Fund since 2012, 2025, 2025 and 2025, respectively.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

iSHARES® MSCI CHINA A ETF
Ticker: CNYAStock Exchange: Cboe BZX
Investment Objective
The iShares MSCI China A ETF (the “Fund”) seeks to track the investment results of an index composed of domestic Chinese equities that trade on the Shanghai or Shenzhen Stock Exchange.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
0.60%	None	0.00%	0.60%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 48% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the MSCI China A Inclusion Index (the “Underlying Index”), which is designed to measure the equity market performance in the People’s Republic of China (“China” or the “PRC”), as represented by “A-shares” (as defined below) that are accessible through the Shanghai-Hong Kong Stock Connect program (“Shanghai Connect”) or the Shenzhen-Hong Kong Stock Connect program (“Shenzhen Connect,” and together with Shanghai Connect, “Stock Connect”). “A-shares” are equity securities of companies based in China that trade on the Shanghai Stock Exchange (“SSE”) and the Shenzhen Stock Exchange (“SZSE”).
The Underlying Index is designed to track the inclusion of A-shares in the MSCI Emerging Markets Index over time and is constructed by MSCI, Inc. (the “Index Provider” or “MSCI”) by applying eligibility criteria for the MSCI Global Investable Market Indexes (“GIMI”), and then excluding A-shares suspended for trading for more than 50 days in the past 12 months and A-shares that are not accessible through Stock Connect. The Underlying Index is weighted by each issuer’s free float-adjusted market capitalization available to foreign investors. As of July 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the consumer goods and services, financials and technology industries or sectors. The components of the Underlying Index are likely to change over time.
The Fund intends to invest in A-shares included in the Underlying Index primarily through Stock Connect. Stock Connect is a securities trading and clearing program with an aim to achieve mutual stock market access between the PRC and Hong Kong. Stock Connect was developed by Hong Kong Exchanges and Clearing Limited, the SSE (in the case of Shanghai Connect) or the

SZSE (in the case of Shenzhen Connect), and China Securities Depository and Clearing Corporation Limited (“CSDCC”). Under Stock Connect, the Fund’s trading of eligible A-shares listed on the SSE or the SZSE, as applicable, would be effectuated through its Hong Kong brokers. Trading through Stock Connect is subject to a daily quota (the “Daily Quota”), which limits the maximum net purchases under Stock Connect each day, and as such, buy orders for A-shares would be rejected once the Daily Quota is exceeded (although the Fund will be permitted to sell A-shares regardless of the Daily Quota balance). The Daily Quota is not specific to the Fund. From time to time, other stock exchanges in China may participate in Stock Connect, and A-shares listed and traded on such other stock exchanges and accessible through Stock Connect may be added to the Underlying Index, as determined by MSCI.
While the Fund seeks to invest in A-shares, the Fund occasionally may invest in other assets consistent with its investment strategies if it is not possible to acquire A-shares.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Underlying Index is sponsored by MSCI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Risk of Investing in China. Investments in Chinese securities, including certain Hong Kong-listed and U.S.-listed securities, are subject to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. Despite economic and market reforms in recent decades, the Chinese government’s control over certain sectors and enterprises and significant regulation of investment and industry are still pervasive. Chinese companies are subject to the risk that Chinese authorities can intervene in their operations and structure. Chinese markets generally continue to experience inefficiency, a lack of publicly available information and/or political and social instability and may be subject to volatility and pricing anomalies resulting from governmental influence. Internal social unrest or confrontations with other countries, including military conflicts in response to such events, may disrupt China’s economy and markets and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher inflation.
China has experienced security concerns, such as terrorism and strained international relations. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, export controls, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers in which the Fund invests. Incidents involving China’s or the region’s security may adversely affect the Chinese economy and markets and the Fund’s investments.
The Chinese economy is highly reliant on trade. A reduction in spending on Chinese products and services, supply chain diversification, the institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions or a trade war between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The Underlying Index may include companies that are subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. So long as these restrictions do not include restrictions on investments, the Fund is generally expected to invest in such companies, consistent with its objective to track the performance of the Underlying Index.
Chinese companies, including those listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, or for other reasons, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies.
Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. Any change in the operations of entities in a VIE structure, the status of VIE contractual arrangements or the legal or regulatory environment in China could result in significant, and possibly permanent and/or total, losses for investments in VIE issuers. The Fund does not select investments based on investor protection considerations.
Risk of Investing through Stock Connect. Investing in A-shares through Stock Connect is subject to trading, clearance, settlement and other procedures, which could pose risks to the Fund. Trading through Stock Connect is subject to the Daily Quota, which may restrict the Fund’s ability to invest in A-shares through Stock Connect on a timely basis and could affect the Fund’s ability to effectively pursue its investment strategy. Stock Connect will only operate on days when both the Chinese and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. Therefore, an investment in A-shares through Stock Connect may subject the Fund to the risk of price fluctuations on days when the Chinese markets are open, but Stock Connect is not trading.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.
A-Share Market Suspension Risk. The A-shares market can have a higher propensity for trading suspensions than many other global equity markets. Trading suspensions in certain stocks could lead to greater market execution risk, valuation risks, liquidity risks and costs for the Fund, and the creation and redemption of Creation Units (as defined below) may also be disrupted.
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Cash Transactions Risk. The Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. As a result, the Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV.

Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Consumer Goods and Services Companies Risk. Consumer goods and services companies face risks related to changes in consumer preferences and disposable income, commodity prices, government regulation, supply chain disruptions, damage to brand or reputation, economic slowdown and labor shortages, among other things.
Currency Risk. The Fund’s assets will be invested primarily in domestic Chinese equities and the income received by the Fund will be primarily in renminbi (“RMB”). Because the Fund’s NAV is determined on the basis of the U.S. dollar, investors may lose money if the RMB depreciates against the U.S. dollar, even if the local currency values of the Fund’s holdings in Chinese securities increase. Furthermore, the Fund may incur costs in connection with conversions between U.S. dollars and RMB, as well as in connection with conversions between the two separate types of RMB, the onshore RMB (“CNY”) and the offshore RMB (“CNH”). The Fund does not intend to hedge its currency exposure.
While transactions with Authorized Participants will be in U.S. dollars, the Fund’s transactions in A-shares through Stock Connect not in connection with creation or redemption activity generally will be in CNH. The Underlying Index uses CNH to value its component securities, and the CNH exchange rate will be used for purposes of determining the Fund’s NAV. To the extent that income received by the Fund is in CNY, and the CNY exchange rate differs from the CNH exchange rate, the Fund’s NAV and its ability to track the Underlying Index may be adversely impacted.
In addition, there is no assurance that there will always be sufficient amounts of RMB available for the Fund to remain fully invested in Chinese equities. The Chinese government heavily regulates the domestic exchange of foreign currencies and RMB exchange rates in China, which may adversely affect the operations and financial results of the Fund’s investments in China.
Custody Risk. Less developed securities markets are more likely to experience problems with the clearing and settlement of trades, as well as the custody of securities and other assets by local banks, agents and depositories. These issues may have an adverse impact on the Fund, including losses or delays in payments, delivery or recovery of money or other assets.
Financial Companies Risk. Financial services companies are subject to extensive governmental regulation and intervention, which may adversely affect their profitability, the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain and their size, among other things. Financial services companies also may be significantly affected by, among other things, interest rates, economic conditions, volatility in financial markets, credit rating downgrades, adverse public perception, exposure concentration and counterparty risk.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders of the Fund, including an Authorized Participant, a third-party investor, the Fund’s adviser, an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may hold their investment in the Fund for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of Fund shares.
Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.
Market Timing Risk. The Fund is subject to the risk that an Authorized Participant may create or redeem shares of the Fund at a net asset value that does not take into account events subsequent to the local China market close and therefore may not appropriately reflect the intrinsic value of the Fund’s assets.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
Mid-Capitalization Companies Risk. Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments. The securities of mid-capitalization companies may be more volatile and less liquid than those of large-capitalization companies. As a result, the Fund’s share price may be more volatile than that of a fund with a greater investment in large-capitalization stocks.
National Closed Market Trading Risk. To the extent that securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other funds.
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. These risks include greater market volatility, less market liquidity, higher transaction costs, expropriation, confiscatory taxation, adverse changes in foreign investment or currency control regulations, restrictions on the repatriation of capital, and political instability. Non-U.S. issuers may be subject to different accounting, audit and financial reporting standards than U.S. issuers, and there may be less publicly available information about non-U.S. issuers. Foreign market trading hours, different clearing and settlement procedures, and holiday schedules may limit the Fund's ability to engage in portfolio transactions. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. The Fund is specifically exposed to Asian Economic Risk.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Reliance on Trading Partners Risk. The Fund invests in a country whose economy is heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund's investments. Through its holdings of securities of certain issuers, the Fund is specifically exposed to Asian Economic Risk and U.S. Economic Risk.
Risk of Investing in Emerging Markets. Investments in emerging markets may be subject to a greater risk of loss than investments in more developed markets. The risks of emerging markets may include, among others, greater market volatility; political, legal, economic, and social instability; less developed securities markets, including settlement, custody and valuation processes; government expropriation or nationalization of assets; greater volatility in currency exchange rates; more capital controls; less governmental supervision and regulation; and less stringent accounting, auditing and disclosure requirements. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies, and shareholders may have limited legal remedies. The Fund does not select investments based on investor protection considerations. Emerging market securities may face liquidity challenges, and the Fund may be unable to liquidate its positions in such securities at a favorable time or price.
Technology Companies Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from the Fund’s obligation, if any, for foreign withholding taxes; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. A Fund that tracks an index with exposure to non-U.S. issuers may experience higher tracking error than ETFs that do not track such indexes.

Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The price received by the Fund also may differ from the value used by the Underlying Index. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of an appropriate broad-based securities market index and the Underlying Index. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	23.28%	September 30, 2025
During the periods shown in the chart:
Best Quarter	29.77%	March 31, 2019
Worst Quarter	-19.15%	September 30, 2022
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Five Years	Since Fund Inception
(Inception Date: 6/13/2016)
Return Before Taxes	11.08%	0.80%	4.05%
Return After Taxes on Distributions	10.64%	0.41%	3.66%
Return After Taxes on Distributions and Sale of Fund Shares	7.23%	0.79%	3.32%
MSCI Emerging Markets Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	7.50%	1.70%	5.92%
MSCI China A Inclusion Index (Spliced)[1,2] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	11.70%	1.14%	3.51%

1Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.
2The MSCI China A Inclusion Index (Spliced) reflects the performance of the MSCI China A International Index (Net) through April 25, 2018 and the MSCI China A Inclusion Index (Net) thereafter, which reflect the times when each index was the Underlying Index of the Fund.
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Jennifer Hsui, Matt Waldron, Peter Sietsema and Steven White (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Hsui, Mr. Waldron, Mr. Sietsema and Mr. White have been Portfolio Managers of the Fund since 2016, 2025, 2025 and 2025, respectively.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an
IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

iSHARES® MSCI EAFE ETF
Ticker: EFAStock Exchange: NYSE Arca
Investment Objective
The iShares MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
0.31%	None	0.01%	0.32%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$33	$103	$180	$406
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the MSCI EAFE Index (the “Underlying Index”), which has been developed by MSCI Inc. (the “Index Provider” or “MSCI”). The Underlying Index is a free float-adjusted, market capitalization-weighted index designed to measure large- and mid-capitalization equity market performance of developed markets outside of the U.S. and Canada. The Underlying Index includes stocks from Europe, Australasia and the Far East.
As of July 31, 2025, the Underlying Index consisted of securities from the following 21 developed market countries or regions: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom (the “U.K.”). As of July 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the consumer goods and services, financials and industrials industries or sectors. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by MSCI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Risk of Investing in Developed Countries. The Fund’s investment in  developed country issuers will subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. These risks include greater market volatility, less market liquidity, higher transaction costs, expropriation, confiscatory taxation, adverse changes in foreign investment or currency control regulations, restrictions on the repatriation of capital, and political instability. Non-U.S. issuers may be subject to different accounting, audit and financial reporting standards than U.S. issuers, and there may be less publicly available information about non-U.S. issuers. Foreign market trading hours, different clearing and settlement procedures, and holiday schedules may limit the Fund's ability to engage in portfolio transactions. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. The Fund is specifically exposed to Asian Economic Risk and European Economic Risk.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Consumer Goods and Services Companies Risk. Consumer goods and services companies face risks related to changes in consumer preferences and disposable income, commodity prices, government regulation, supply chain disruptions, damage to brand or reputation, economic slowdown and labor shortages, among other things.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on the repatriation of foreign currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning. In addition, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.
Financial Companies Risk. Financial services companies are subject to extensive governmental regulation and intervention, which may adversely affect their profitability, the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain and their size, among other things. Financial services companies also may be significantly affected by, among other things, interest rates, economic conditions, volatility in financial markets, credit rating downgrades, adverse public perception, exposure concentration and counterparty risk.
Industrial Companies Risk. Industrial companies face a number of risks, including supply chain and distribution disruptions, business interruptions, product obsolescence, third-party vendor risks, cyber attacks, trade disputes, product recalls, liability claims, scarcity of materials or parts, excess capacity, changes in consumer preferences, and volatility in commodity prices and currencies. The performance of such companies may also be affected by technological developments, labor relations, legislative and regulatory changes, government spending policies, and changes in domestic and international economies.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
Mid-Capitalization Companies Risk. Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments. The securities of mid-capitalization companies may be more volatile and less liquid than those of large-capitalization companies. As a result, the Fund’s share price may be more volatile than that of a fund with a greater investment in large-capitalization stocks.
National Closed Market Trading Risk. To the extent that securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other funds.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Reliance on Trading Partners Risk. The Fund invests in countries or regions whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund's investments. Through its holdings of securities of certain issuers, the Fund is specifically exposed to Asian Economic Risk, European Economic Risk and U.S. Economic Risk.
Risk of Investing in Japan. Investing in Japanese issuers subjects the Fund to legal, regulatory, political, economic, currency, geographic and security risks that are specific to Japan. Japan’s economy depends heavily on international trade, oil and other commodity imports, and government policy supporting its exports. Other risks facing the Japanese economy include significant public debt and deficits, currency fluctuations, and labor shortages due to an aging and declining population. Japan’s relations with its neighbors have been strained at times, which could adversely affect its markets and economy. Japan is also vulnerable to natural disasters.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from the Fund’s obligation, if any, for foreign withholding taxes; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. A Fund that tracks an index with exposure to non-U.S. issuers may experience higher tracking error than ETFs that do not track such indexes.
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The price received by the Fund also may differ from the value used by the Underlying Index. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of an appropriate broad-based securities market index and the Underlying Index. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	25.93%	September 30, 2025
During the periods shown in the chart:
Best Quarter	18.14%	December 31, 2022
Worst Quarter	-22.86%	March 31, 2020
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Five Years	Ten Years
(Inception Date: 8/14/2001)
Return Before Taxes	3.43%	4.68%	5.14%
Return After Taxes on Distributions	2.78%	4.02%	4.53%
Return After Taxes on Distributions and Sale of Fund Shares	2.70%	3.64%	4.10%
MSCI ACWI ex USA Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	5.53%	4.10%	4.80%
MSCI EAFE Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	3.82%	4.73%	5.20%

1Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Jennifer Hsui, Matt Waldron, Peter Sietsema and Steven White (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Hsui, Mr. Waldron, Mr. Sietsema and Mr. White have been Portfolio Managers of the Fund since 2012, 2025, 2025 and 2025, respectively.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

iSHARES® MSCI EUROPE FINANCIALS ETF
Ticker: EUFNStock Exchange: Nasdaq
Investment Objective
The iShares MSCI Europe Financials ETF (the “Fund”) seeks to track the investment results of an index composed of developed market European equities in the financials sector.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
0.48%	None	0.01%	0.49%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$50	$157	$274	$616
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the MSCI Europe Financials Index (the “Underlying Index”), which is a free float-adjusted market capitalization-weighted index designed to measure the combined equity market performance of the financials sector of developed market countries in Europe, as defined by MSCI Inc. (the “Index Provider” or “MSCI”). The Underlying Index includes large- and mid-capitalization companies and may change over time.
As of July 31, 2025, the Underlying Index consisted of securities from the following countries or regions: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Spain, Sweden, Switzerland and the United Kingdom (the “U.K.”). As of July 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the financials industry or sector. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by MSCI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Risk of Investing in Europe. The Fund is more exposed to the economic and political risks of Europe and of the European countries in which it invests than funds whose investments are more geographically diversified. Adverse economic and political events, including war, in Europe may cause the Fund’s investments to decline in value. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member states of the European Union (the “EU”) that are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have historically experienced volatility and adverse trends and these events have and may in the future adversely affect the exchange rate of the euro and may significantly affect other European countries.
Financial Companies Risk. Financial services companies are subject to extensive governmental regulation and intervention, which may adversely affect their profitability, the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain and their size, among other things. Financial services companies also may be significantly affected by, among other things, interest rates, economic conditions, volatility in financial markets, credit rating downgrades, adverse public perception, exposure concentration and counterparty risk.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.

Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on the repatriation of foreign currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning. In addition, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
National Closed Market Trading Risk. To the extent that securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other funds.
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. These risks include greater market volatility, less market liquidity, higher transaction costs, expropriation, confiscatory taxation, adverse changes in foreign investment or currency control regulations, restrictions on the repatriation of capital, and political instability. Non-U.S. issuers may be subject to different accounting, audit and financial reporting standards than U.S. issuers, and there may be less publicly available information about non-U.S. issuers. Foreign market trading hours, different clearing and settlement procedures, and holiday schedules may limit the Fund's ability to engage in portfolio transactions. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. The Fund is specifically exposed to European Economic Risk.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.

Reliance on Trading Partners Risk. The Fund invests in countries or regions whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund's investments. Through its holdings of securities of certain issuers, the Fund is specifically exposed to Asian Economic Risk, European Economic Risk and U.S. Economic Risk.
Risk of Investing in Developed Countries. The Fund’s investment in  developed country issuers will subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Risk of Investing in the U.K. Investing in U.K. issuers subjects the Fund to legal, regulatory, political, economic, currency, geographic and security risks that are specific to the U.K. Economic downturns or political instability in its key trading partners, which include the United States and other European countries, could have an adverse effect on the U.K. economy. Following Brexit, certain trading matters between the U.K. and the European Union (the “EU”) remain unresolved, including with respect to financial services. The continuing uncertainty could have an adverse impact on the U.K. economy and currency.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from the Fund’s obligation, if any, for foreign withholding taxes; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. A Fund that tracks an index with exposure to non-U.S. issuers may experience higher tracking error than ETFs that do not track such indexes.
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The price received by the Fund also may differ from the value used by the Underlying Index. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of an appropriate broad-based securities market index and the Underlying Index. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	51.14%	September 30, 2025
During the periods shown in the chart:
Best Quarter	27.98%	December 31, 2020
Worst Quarter	-34.69%	March 31, 2020
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Five Years	Ten Years
(Inception Date: 1/20/2010)
Return Before Taxes	17.41%	8.14%	4.79%
Return After Taxes on Distributions	16.11%	7.28%	4.00%
Return After Taxes on Distributions and Sale of Fund Shares	11.48%	6.41%	3.79%
MSCI ACWI ex USA Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	5.53%	4.10%	4.80%
MSCI Europe Financials Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	17.52%	8.12%	4.87%

1Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Jennifer Hsui, Matt Waldron, Peter Sietsema and Steven White (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Hsui, Mr. Waldron, Mr. Sietsema and Mr. White have been Portfolio Managers of the Fund since 2012, 2025, 2025 and 2025, respectively.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

iSHARES® MSCI KOKUSAI ETF
Ticker: TOKStock Exchange: NYSE Arca
Investment Objective
The iShares MSCI Kokusai ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities, excluding Japan.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
0.25%	None	0.00%	0.25%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$26	$80	$141	$318
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 3% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the MSCI Kokusai Index (the “Underlying Index”), which is designed to measure equity market performance in those countries that MSCI Inc. (the “Index Provider” or “MSCI”) has classified as having developed economies, excluding Japan.
As of July 31, 2025, the Underlying Index consisted of securities from the following countries or regions: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, the Netherlands, New Zealand, Norway,
Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom (the “U.K.”) and the U.S. The Underlying Index includes large- and mid-capitalization companies and may change over time. As of July 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the consumer goods and services, financials and technology industries or sectors. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by MSCI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Risk of Investing in Developed Countries. The Fund’s investment in  developed country issuers will subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Technology Companies Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.

Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Consumer Goods and Services Companies Risk. Consumer goods and services companies face risks related to changes in consumer preferences and disposable income, commodity prices, government regulation, supply chain disruptions, damage to brand or reputation, economic slowdown and labor shortages, among other things.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on the repatriation of foreign currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning. In addition, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.
Financial Companies Risk. Financial services companies are subject to extensive governmental regulation and intervention, which may adversely affect their profitability, the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain and their size, among other things. Financial services companies also may be significantly affected by, among other things, interest rates, economic conditions, volatility in financial markets, credit rating downgrades, adverse public perception, exposure concentration and counterparty risk.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
National Closed Market Trading Risk. To the extent that securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other funds.
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. These risks include greater market volatility, less market liquidity, higher transaction costs, expropriation, confiscatory taxation, adverse changes in foreign investment or currency control regulations, restrictions on the repatriation of capital, and political instability. Non-U.S. issuers may be subject to different accounting, audit and financial reporting standards than U.S. issuers, and there may be less publicly available information about non-U.S. issuers. Foreign market trading hours, different clearing and settlement procedures, and holiday schedules may limit the Fund's ability to engage in portfolio transactions. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.

Reliance on Trading Partners Risk. The Fund invests in countries or regions whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund's investments. Through its holdings of securities of certain issuers, the Fund is specifically exposed to Asian Economic Risk and U.S. Economic Risk.
Risk of Investing in the U.S. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from the Fund’s obligation, if any, for foreign withholding taxes; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. A Fund that tracks an index with exposure to non-U.S. issuers may experience higher tracking error than ETFs that do not track such indexes.
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The price received by the Fund also may differ from the value used by the Underlying Index. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of an appropriate broad-based securities market index and the Underlying Index. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	17.47%	September 30, 2025
During the periods shown in the chart:
Best Quarter	20.19%	June 30, 2020
Worst Quarter	-21.41%	March 31, 2020
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Five Years	Ten Years
(Inception Date: 12/10/2007)
Return Before Taxes	19.48%	11.94%	10.50%
Return After Taxes on Distributions	19.00%	11.32%	9.86%
Return After Taxes on Distributions and Sale of Fund Shares	11.86%	9.37%	8.46%
MSCI All Country World Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	17.49%	10.06%	9.23%
MSCI Kokusai Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	19.33%	11.63%	10.23%

1Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Jennifer Hsui, Matt Waldron, Peter Sietsema and Steven White (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Hsui, Mr. Waldron, Mr. Sietsema and Mr. White have been Portfolio Managers of the Fund since 2012, 2025, 2025 and 2025, respectively.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

More Information About the Funds
This Prospectus contains important information about investing in the Funds listed below. Please read this Prospectus carefully before you make any investment decisions. Additional information regarding the Funds as well as other funds that are series of iShares Trust, iShares U.S. ETF Trust or iShares, Inc. (each, a “Fund”) is available at www.iShares.com.
Each Fund’s investment objective and its Underlying Index may be changed without shareholder approval.

Fund	Underlying Index	Investment Objective
iShares Core MSCI EAFE ETF	MSCI EAFE IMI Index	The iShares Core MSCI EAFE ETF seeks to track the investment results of an index composed of large-, mid- and small- capitalization developed market equities, excluding the U.S. and Canada.
iShares Core MSCI Europe ETF	MSCI Europe IMI	The iShares Core MSCI Europe ETF seeks to track the investment results of an index composed of large-, mid- and small- capitalization European equities.
iShares Core MSCI International Developed Markets ETF	MSCI World ex USA Investable Market Index
The iShares Core MSCI International Developed Markets ETF seeks to track the investment results of an index composed of large-, mid- and small-capitalization developed market equities, excluding the United States.

iShares Core MSCI Pacific ETF	MSCI Pacific IMI	The iShares Core MSCI Pacific ETF seeks to track the investment results of an index composed of large-, mid- and small- capitalization Pacific region equities.
iShares Core MSCI Total International Stock ETF	MSCI ACWI ex USA IMI	The iShares Core MSCI Total International Stock ETF seeks to track the investment results of an index composed of large-, mid- and small-capitalization non-U.S. equities.
iShares Low Carbon Optimized MSCI ACWI ETF[1]	MSCI ACWI Low Carbon Target Index
The iShares Low Carbon Optimized MSCI ACWI ETF seeks to track the investment results of an index composed of large and mid-
capitalization developed and emerging market equities with a lower carbon exposure than that of the broad market.

iShares MSCI ACWI ETF	MSCI ACWI	The iShares MSCI ACWI ETF seeks to track the investment results of an index composed of large- and mid-capitalization developed and emerging market equities.
iShares MSCI ACWI ex U.S. ETF	MSCI ACWI ex USA Index	The iShares MSCI ACWI ex U.S. ETF seeks to track the investment results of an index composed of large- and mid-capitalization non- U.S. equities.
iShares MSCI All Country Asia ex Japan ETF	MSCI AC Asia ex Japan Index	The iShares MSCI All Country Asia ex Japan ETF seeks to track the investment results of an index composed of Asian equities, excluding Japan.
iShares MSCI China A ETF	MSCI China A Inclusion Index	The iShares MSCI China A ETF seeks to track the investment results of an index composed of domestic Chinese equities that trade on the Shanghai or Shenzhen Stock Exchange.
iShares MSCI EAFE ETF	MSCI EAFE Index	The iShares MSCI EAFE ETF seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada.
iShares MSCI Europe Financials ETF	MSCI Europe Financials Index	The iShares MSCI Europe Financials ETF seeks to track the investment results of an index composed of developed market European equities in the financials sector.
iShares MSCI Kokusai ETF	MSCI Kokusai Index	The iShares MSCI Kokusai ETF seeks to track the investment results of an index composed of developed market equities, excluding Japan.
1
On November 25, 2025, the name of the Fund changed from the iShares MSCI ACWI Low Carbon Target ETF to the iShares Low Carbon Optimized MSCI ACWI ETF.
ETFs are funds that trade like other publicly traded securities. Shares of each Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day. The market price for a share of a Fund may be different from the Fund’s most recent NAV.
1

Each Fund invests in a particular segment of the markets for securities and other instruments (as applicable) and is designed to be used as part of broader asset allocation strategies. Accordingly, an investment in a Fund should not constitute a complete investment program. An investment in a Fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, BFA or any of BFA’s affiliates.
Index Funds
A share of a Fund represents an ownership interest in an underlying portfolio of securities and other instruments (as applicable) that is intended to track the Fund’s Underlying Index. An index is a financial calculation, based on a grouping of financial instruments, and is not an investment product, while each Fund is an actual investment portfolio. The performance of a Fund and that of its Underlying Index may vary for a number of reasons, including transaction costs, asset or currency valuations, corporate actions, timing variances and differences between the composition of a Fund’s portfolio and that of the Underlying Index resulting from the Fund’s use of representative sampling or from legal restrictions (such as diversification requirements) that apply to the Fund but not to its Underlying Index.
From time to time, the provider of the Underlying Index (“Index Provider”) may make changes to the index methodology or other adjustments to a Fund’s Underlying Index. Unless otherwise determined by BFA, any such change will be reflected in the calculation of the Underlying Index’s performance on a going-forward basis after the effective date of such change. Therefore, the performance of the Underlying Index that is shown for periods prior to the effective date of any such change generally will not be recalculated or restated to reflect the change.
BFA uses a representative sampling indexing strategy to manage the Funds. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. Because the Funds use representative sampling, they can be expected to have a larger tracking error than if they used a replication indexing strategy. “Replication” is an indexing strategy in which a fund invests in substantially all of the components of its underlying index in approximately the same proportions as in the underlying index.
Borrowing
Each Fund listed below may borrow as a temporary measure for extraordinary or emergency purposes, including to meet redemptions or to facilitate the settlement of securities or other transactions. Each Fund does not intend to borrow money in order to leverage its portfolio.
 iShares Core MSCI Total International Stock ETF
 iShares Low Carbon Optimized MSCI ACWI ETF
 iShares MSCI ACWI ETF
 iShares MSCI ACWI ex U.S. ETF
 iShares MSCI All Country Asia ex Japan ETF
 iShares MSCI China A ETF
European Union Disclosure
Each Fund listed below has not been categorized under the European Union (“EU”) sustainable finance disclosure regulation (“SFDR”) as an “Article 8” or “Article 9” product. In addition, each Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.
 iShares Core MSCI EAFE ETF
 iShares MSCI ACWI ETF
 iShares MSCI All Country Asia ex Japan ETF
 iShares MSCI EAFE ETF
 iShares MSCI Kokusai ETF
2

Additional Information About the Funds' Risks
Each Fund is subject to various risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Each Fund discloses its portfolio holdings daily at www.iShares.com. You could lose all or part of your investment in a Fund, which could underperform other investments. The table below identifies the principal and other (non-principal) risks that apply to each Fund. A Fund that invests in an underlying fund (“Underlying Fund”) also may be indirectly exposed to these risks through such investment. A description of each risk is provided after the table.

	iShares Core MSCI EAFE ETF	iShares Core MSCI Europe ETF	iShares Core MSCI International Developed Markets ETF	iShares Core MSCI Pacific ETF	iShares Core MSCI Total International Stock ETF	iShares Low Carbon Optimized MSCI ACWI ETF
✓ Principal Risk | • Other Risk
A-Share Market Suspension Risk
Asian Economic Risk	✓	✓	✓	✓	✓	✓
Asset Class Risk	✓	✓	✓	✓	✓	✓
Australasian Economic Risk	•		•	✓
Authorized Participant Concentration Risk	✓	✓	✓	✓	✓	✓
Borrowing Risk					•	•
Cash Transactions Risk
Close-Out Risk for Qualified Financial Contracts	•	•	•	•	•	•
Communications Companies Risk	•			•	•	•
Concentration Risk	✓	✓	✓	✓	✓	✓
Consumer Goods and Services Companies Risk	✓	✓	✓	✓	✓	•
Currency Risk	✓	✓	✓	✓	✓	✓
Custody Risk					✓	•
Equity Securities Risk	✓	✓	✓	✓	✓	✓
ESG Risk						✓
European Economic Risk	✓	✓	✓		✓	✓
Financial Companies Risk	✓	✓	✓	✓	✓	✓
Geographic and Security Risks	•	•	•	•	•	•
Healthcare Companies Risk	•	•	•	•	•	•
Illiquid Investments Risk	•	•	•	•	•	•
Index-Related Risk	✓	✓	✓	✓	✓	✓
Industrial Companies Risk	✓	✓	✓	✓	✓	•
Issuer Risk	✓	✓	✓	✓	✓	✓
Large-Capitalization Companies Risk	✓	✓	✓	✓	✓	✓
Large Shareholder and Large- Scale Redemption Risk	✓	•	✓	•	✓	✓
Low Carbon Exposure Investment Strategy Risk						✓
Management Risk	✓	✓	✓	✓	✓	✓
Market Risk	✓	✓	✓	✓	✓	✓
Market Timing Risk
Market Trading Risk	✓	✓	✓	✓	✓	✓
Materials Companies Risk	•	•	•	•	•
3

	iShares Core MSCI EAFE ETF	iShares Core MSCI Europe ETF	iShares Core MSCI International Developed Markets ETF	iShares Core MSCI Pacific ETF	iShares Core MSCI Total International Stock ETF	iShares Low Carbon Optimized MSCI ACWI ETF
✓ Principal Risk | • Other Risk
Mid-Capitalization Companies Risk	•	•	•	✓	•	•
National Closed Market Trading Risk	✓	✓	✓	✓	✓	✓
Non-Diversification Risk
Non-U.S. Securities Risk	✓	✓	✓	✓	✓	✓
North American Economic Risk					•
Operational and Technology Risks	✓	✓	✓	✓	✓	✓
Ownership Limitations Risk	•	•	•	•	•	•
Real Estate Companies Risk				•
Reliance on Trading Partners Risk	✓	✓	✓	✓	✓	✓
Risk of Investing in Asia
Risk of Investing in Australia				✓
Risk of Investing in China	✓		✓	✓	✓	✓
Risk of Investing in Developed Countries	✓	✓	✓	✓	✓	✓
Risk of Investing in Emerging Markets					✓	•
Risk of Investing in Europe		✓
Risk of Investing in Japan	✓		✓	✓
Risk of Investing in Russia					✓	✓
Risk of Investing in Saudi Arabia					✓	✓
Risk of Investing in Taiwan
Risk of Investing in the United Kingdom		✓
Risk of Investing in the U.S.						✓
Risk of Investing Through Stock Connect
Securities Lending Risk	✓	✓	✓	✓	✓	✓
Share Disclosure Obligations and Short Swing Profit Rule Risk
Small-Capitalization Companies Risk	•	•	•	✓	•
Sustainability Risk	•
Technology Companies Risk	•	•	•	•	•	✓
Tracking Error Risk	✓	✓	✓	✓	✓	✓
U.S. Economic Risk	✓	✓	✓	✓	✓	✓
Valuation Risk	✓	✓	✓	✓	✓	✓

4

	iShares MSCI ACWI ETF	iShares MSCI ACWI ex U.S. ETF	iShares MSCI All Country Asia ex Japan ETF	iShares MSCI China A ETF	iShares MSCI EAFE ETF	iShares MSCI Europe Financials ETF
✓ Principal Risk | • Other Risk
A-Share Market Suspension Risk				✓
Asian Economic Risk	✓	✓	✓	✓	✓	✓
Asset Class Risk	✓	✓	✓	✓	✓	✓
Australasian Economic Risk	•				•
Authorized Participant Concentration Risk	✓	✓	✓	✓	✓	✓
Borrowing Risk	•	•	•	•
Cash Transactions Risk				✓
Close-Out Risk for Qualified Financial Contracts	•	•	•	•	•	•
Communications Companies Risk	•	•	•		•
Concentration Risk	✓	✓	✓	✓	✓	✓
Consumer Goods and Services Companies Risk	✓	✓	✓	✓	✓
Currency Risk	✓	✓	✓	✓	✓	✓
Custody Risk		✓	✓	✓
Equity Securities Risk	✓	✓	✓	✓	✓	✓
ESG Risk
European Economic Risk	✓	✓			✓	✓
Financial Companies Risk	✓	✓	✓	✓	✓	✓
Geographic and Security Risks	•	•	•	•	•	•
Healthcare Companies Risk	•	•		•	•
Illiquid Investments Risk	•	•	•	•	•	•
Index-Related Risk	✓	✓	✓	✓	✓	✓
Industrial Companies Risk	•	•	•	•	✓
Issuer Risk	✓	✓	✓	✓	✓	✓
Large-Capitalization Companies Risk	✓	✓	✓	✓	✓	✓
Large Shareholder and Large- Scale Redemption Risk	✓	✓	✓	✓	•	•
Low Carbon Exposure Investment Strategy Risk
Management Risk	✓	✓	✓	✓	✓	✓
Market Risk	✓	✓	✓	✓	✓	✓
Market Timing Risk				✓
Market Trading Risk	✓	✓	✓	✓	✓	✓
Materials Companies Risk		•		•	•
Mid-Capitalization Companies Risk	•	✓	✓	✓	✓	•
National Closed Market Trading Risk	✓	✓	✓	✓	✓	✓
Non-Diversification Risk			✓
Non-U.S. Securities Risk	✓	✓	✓	✓	✓	✓
North American Economic Risk	✓	•
Operational and Technology Risks	✓	✓	✓	✓	✓	✓
5

	iShares MSCI ACWI ETF	iShares MSCI ACWI ex U.S. ETF	iShares MSCI All Country Asia ex Japan ETF	iShares MSCI China A ETF	iShares MSCI EAFE ETF	iShares MSCI Europe Financials ETF
✓ Principal Risk | • Other Risk
Ownership Limitations Risk	•	•	•	•	•	•
Real Estate Companies Risk
Reliance on Trading Partners Risk	✓	✓	✓	✓	✓	✓
Risk of Investing in Asia			✓
Risk of Investing in Australia
Risk of Investing in China	✓	✓	✓	✓
Risk of Investing in Developed Countries	✓	✓	•		✓	✓
Risk of Investing in Emerging Markets		✓	✓	✓
Risk of Investing in Europe						✓
Risk of Investing in Japan					✓
Risk of Investing in Russia	✓	✓
Risk of Investing in Saudi Arabia	✓	✓
Risk of Investing in Taiwan			✓
Risk of Investing in the United Kingdom						✓
Risk of Investing in the U.S.	✓
Risk of Investing Through Stock Connect				✓
Securities Lending Risk	✓	✓	✓		✓	✓
Share Disclosure Obligations and Short Swing Profit Rule Risk				•
Small-Capitalization Companies Risk	•
Sustainability Risk	•		•		•
Technology Companies Risk	✓	•	✓	✓	•
Tracking Error Risk	✓	✓	✓	✓	✓	✓
U.S. Economic Risk	✓	✓	✓	✓	✓	✓
Valuation Risk	✓	✓	✓	✓	✓	✓

iShares MSCI Kokusai ETF
✓ Principal Risk | • Other Risk
A-Share Market Suspension Risk
Asian Economic Risk	✓
Asset Class Risk	✓
Australasian Economic Risk
Authorized Participant Concentration Risk	✓
Borrowing Risk
Cash Transactions Risk
Close-Out Risk for Qualified Financial Contracts	•
Communications Companies Risk	•
Concentration Risk	✓
6

iShares MSCI Kokusai ETF
✓ Principal Risk | • Other Risk
Consumer Goods and Services Companies Risk	✓
Currency Risk	✓
Custody Risk
Equity Securities Risk	✓
ESG Risk
European Economic Risk	•
Financial Companies Risk	✓
Geographic and Security Risks	•
Healthcare Companies Risk	•
Illiquid Investments Risk	•
Index-Related Risk	✓
Industrial Companies Risk	•
Issuer Risk	✓
Large-Capitalization Companies Risk	✓
Large Shareholder and Large-Scale Redemption Risk	•
Low Carbon Exposure Investment Strategy Risk
Management Risk	✓
Market Risk	✓
Market Timing Risk
Market Trading Risk	✓
Materials Companies Risk
Mid-Capitalization Companies Risk	•
National Closed Market Trading Risk	✓
Non-Diversification Risk
Non-U.S. Securities Risk	✓
North American Economic Risk
Operational and Technology Risks	✓
Ownership Limitations Risk	•
Real Estate Companies Risk
Reliance on Trading Partners Risk	✓
Risk of Investing in Asia
Risk of Investing in Australia
Risk of Investing in China
Risk of Investing in Developed Countries	✓
Risk of Investing in Emerging Markets
Risk of Investing in Europe
Risk of Investing in Japan
Risk of Investing in Russia
Risk of Investing in Saudi Arabia
Risk of Investing in Taiwan
Risk of Investing in the United Kingdom
Risk of Investing in the U.S.	✓
Risk of Investing Through Stock Connect
Securities Lending Risk	✓
7

iShares MSCI Kokusai ETF
✓ Principal Risk | • Other Risk
Security Risk
Share Disclosure Obligations and Short Swing Profit Rule Risk
Small-Capitalization Companies Risk
Sustainability Risk	•
Technology Companies Risk	✓
Tracking Error Risk	✓
U.S. Economic Risk	✓
Valuation Risk	✓
A-Share Market Suspension Risk. A-shares may only be bought from, or sold to, the Fund at times when the relevant A-shares may be sold or purchased on the relevant Chinese stock exchange. The A-shares market can have a higher propensity for trading suspensions than many other global equity markets. Trading suspensions in certain stocks could lead to greater market execution risk, valuation risks, liquidity risks and costs for the Fund, as well as for Authorized Participants that create and redeem Creation Units of the Fund. The SSE and SZSE currently apply a daily limit, set at 10%, of the amount of fluctuation permitted in the prices of A-shares during a single trading day. The daily limit refers to price movements only and does not restrict trading within the relevant limit. There can be no assurance that a liquid market on an exchange will exist for any particular A-share or for any particular time. This could increase the Fund’s tracking error and/or cause the Fund to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Given that the A-share market is considered volatile and unstable (with the risk of widespread trading suspensions or government intervention), the creation and redemption of Creation Units may also be disrupted.
Asian Economic Risk. Certain Asian economies have experienced rapid growth and industrialization in recent years, but there is no assurance that this growth rate will be maintained. Other Asian economies have experienced high inflation, high unemployment, currency devaluations and restrictions, and over-extension of credit. Geopolitical hostility, political instability, and economic or environmental events in any one Asian country may have a significant economic effect on the entire Asian region, as well as on major trading partners outside Asia. An adverse event in the Asian markets may have a significant adverse effect on some or all of the economies of the countries in which a Fund invests. Because many Asian countries depend significantly on international trade, shifts in relationships with key trading partners, such as China and the U.S., may have a region-wide economic impact. Strains in these relations could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. A shift towards protectionist policies by these countries or other key trading partners could suppress Asia’s exports and reduce foreign investment in the region.
Many Asian countries are subject to political risk, including political instability, corruption and regional conflicts. North Korea and South Korea each have substantial military capabilities, and historical tensions between the two countries present the risk of war. China has a complex territorial dispute regarding the sovereignty of Taiwan and has pledged to take control of Taiwan, including by force if necessary. Continuing hostility between China and Taiwan may have an adverse impact on economies throughout the region and on the value of a Fund’s investments, may cause a suspension in a Fund’s ability to trade in certain securities or other assets, or may otherwise make such investments impracticable or impossible. Frictions between China and the Philippines in the South China Sea pose a risk of escalation potentially leading to military conflict. In addition, many Asian countries are subject to social and labor risks associated with demands for improved political, economic and social conditions. These risks, among others, may adversely affect the value of a Fund’s investments with exposure to Asia.
Asset Class Risk. The securities and other assets in a Fund’s portfolio or, if applicable, its Underlying Index may underperform in comparison to indexes that track, or assets that represent, other countries or geographic units, industries, markets, market segments, or asset classes. Various types of securities, other assets and indexes may experience cycles of outperformance and underperformance in comparison to financial markets generally. This divergence may be due to a number of factors including, among other things, inflation, interest rates, productivity, global demand for local products or resources, and regulation and governmental controls. This may cause a Fund to underperform other investment vehicles that invest in different asset classes.
Australasian Economic Risk. The economies of Australasia, which include Australia and New Zealand, depend on exports from the energy, agricultural and mining sectors and, as a result, are susceptible to fluctuations in the commodity markets. These economies also increasingly depend on their growing service industries. The Australasian economies depend on the economies of their key trading partners, which include China, Japan, South Korea, the U.S. and certain European countries. Reduced spending by any of these trading partners on Australasian products and services, or negative changes in any of these economies, may have an adverse impact on some or all of the Australasian economies. Economic events in key trading countries can have a significant effect on the Australasian economies.
Other risks to Australasian countries include natural disasters that may occur in the region (e.g., droughts, earthquakes, fires, tsunamis) and national or regional security concerns (e.g., terrorism, war, strained international relations). Any such event may adversely affect the Australasian economies, financial markets or issuers of securities, causing an adverse impact on the value of a Fund’s investments.
8

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with a Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for a Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for a Fund that invests in securities issued by non-U.S. issuers or instruments with lower trading volume. Such assets often entail greater settlement and operational complexity and higher capital costs for Authorized Participants, which may limit the number of Authorized Participants that engage with the Fund.
Borrowing Risk. Borrowing may exaggerate changes in a Fund’s NAV and in the return on its portfolio. A Fund that borrows will incur interest expenses and other fees, which may reduce the Fund’s return. Borrowing may also cause a Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.
Cash Transactions Risk. Unlike most other ETFs, the Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV.
Close-Out Risk for Qualified Financial Contracts. Regulations adopted by global prudential regulators require counterparties that are part of U.S. or foreign global systemically important banking organizations to include contractual restrictions on close-out and cross-default in agreements relating to qualified financial contracts. Qualified financial contracts include agreements relating to swaps, currency forwards and other derivatives as well as repurchase agreements and securities lending agreements. The restrictions prevent a Fund from closing out a qualified financial contract during a specified time period if the counterparty is subject to resolution proceedings and also prohibit a Fund from exercising default rights due to a receivership or similar proceeding of an affiliate of the counterparty. These requirements may increase credit risk and other risks to a Fund.
Communications Companies Risk. Communications companies may face rapid product obsolescence as well as unexpected risks and costs related to product compatibility and standardization, new product introduction and technological developments, such as artificial intelligence and machine learning. These companies may need to commit substantial capital to integrate new technologies and develop new products and services. Demographic shifts and changes in consumer preferences and expectations may have negative impacts on their business. Cybersecurity and data privacy risks may be heightened for communications companies, and a theft of proprietary or consumer information or disruptions in service could have a material adverse effect on their operations and reputation.
Communications companies are subject to extensive government regulation, including licensing and franchise requirements. The costs of complying with regulations and seeking required approvals, as well as potential delays or denials, may adversely affect their business. These companies may face increased government scrutiny and may be subject to adverse government or legal action. They depend significantly on patent and other intellectual property rights, and the loss or impairment of these rights may adversely affect their profitability.
Concentration Risk. A Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes. A Fund with investment concentration may be more adversely affected by the underperformance of those assets, may experience greater price volatility and may be more susceptible to adverse economic, market, political or regulatory impacts on those assets compared to a fund that does not concentrate its investments.
Consumer Goods and Services Companies Risk. Many consumer goods and services companies (“consumer companies”) rely heavily on disposable household income and consumer spending and may be impacted by social trends, marketing campaigns, demographic shifts and other factors affecting consumer preferences and demand. In addition, damage to a brand or a reputation crisis can have a substantial adverse impact on consumer companies.
Certain consumer companies, such as those providing discretionary goods or services, may depend more on business cycles, overall economic conditions and consumer confidence. Many consumer goods and services are subject to government regulation and the related compliance costs, and consumer companies also face the risk of product liability claims. Consumer companies also may be adversely affected by volatility in commodity prices, supply chain disruptions and labor shortages.
Currency Risk. Because each Fund’s NAV is determined on the basis of the U.S. dollar, investors may lose money if the currency of a non-U.S. market in which a Fund invests depreciates against the U.S. dollar or if there are delays or limits on repatriation of foreign currency, even if the foreign currency value of the Fund’s holdings in that market increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, a Fund’s NAV may change quickly and without warning. In addition, a Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.
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Custody Risk. Custody risk refers to the risks in the process of clearing and settling trades, as well as the holding of securities and other assets by local banks, agents and depositories. These risks are heightened in jurisdictions with less developed markets or less robust settlement and custody infrastructure and processes, and they may result in losses or delays in payments, delivery or recovery of money or other assets. Low trading volumes and volatile prices in less developed markets may make trades harder to complete and settle. Governments or trade groups may compel local agents to hold securities and other assets in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets. In general, the less developed a country’s securities markets are, the higher the degree of custody risk.
Equity Securities Risk. Equity securities are subject to changes in value due to general market or economic conditions, perceptions about the markets in which issuers participate or a number of factors relating to a specific issuer. Investments in equity securities may be more volatile than investments in other asset classes. Equity securities (both common and preferred stock) are subordinated to debt securities in a company’s capital structure, and so equity holders are generally subject to more risks, particularly in the event of an issuer’s bankruptcy. Common stock has the lowest priority and the greatest risks, including with respect to dividends and any liquidation payments.
ESG Risk. To the extent that a Fund’s Underlying Index uses criteria related to the ESG characteristics of issuers, this may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds whose underlying index does not use ESG criteria. An Underlying Index’s use of ESG criteria may result in a Fund investing in, or allocating greater weight to, securities or market sectors that underperform the market as a whole or underperform other funds that use ESG criteria. In addition, the use of representative sampling may result in the divergence of a Fund's overall ESG characteristics or ESG risk from those of the Underlying Index.
An Index Provider evaluates securities for inclusion and/or weighting in such an Underlying Index based on ESG criteria and data provided by the Index Provider or third parties. The Index Provider’s evaluation of securities’ ESG characteristics depends on these criteria and data, which may vary by index provider, and no assurance can be given that they will be complete, accurate or current. In addition, an Index Provider may evaluate security-level ESG data (including ratings) and, if applicable, ESG objectives or constraints that are relevant to an Underlying Index only at index reviews or rebalances. Securities included in an Underlying Index may cease to meet the relevant ESG criteria but may nevertheless remain in the Underlying Index and in the Fund using the Underlying Index until the next review or rebalance by the Index Provider. As a result, certain securities in the Underlying Index, or the Underlying Index as a whole, may not meet the relevant ESG objectives or constraints at all times. If the ESG assessment of a security in an Underlying Index or a Fund changes, neither the Fund nor BFA accepts any liability in relation to such change. BFA does not monitor securities in an Underlying Index with respect to ESG objectives or constraints applied by the Index Provider and is not responsible for changes to the ESG assessment of a security in an Underlying Index between rebalances. In addition, BFA does not assess the validity of an Index Provider’s evaluation of the ESG characteristics of securities or the criteria and data used in such evaluation.
The impacts of risks related to ESG investing are likely to change over time, and new ESG risks may be identified as further data and information regarding ESG factors and impacts become available. In addition, methodologies for ESG investing continue to develop, and the ESG methodology applied by an Index Provider may change over time.
European Economic Risk. The Economic and Monetary Union (the “eurozone”) of the European Union (the “EU”) requires compliance by member states that are members of the eurozone with restrictions on inflation rates, deficits, interest rates and debt levels, as well as fiscal and monetary controls, each of which may significantly affect every country in Europe, including those countries that are not members of the eurozone. Additionally, European countries outside of the eurozone may present economic risks that are independent of the indirect effects that eurozone policies have on them. In particular, the United Kingdom's (the “U.K.”) economy may be affected by global economic, industrial and financial shifts. Changes in imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro (the common currency of eurozone countries), the default or threat of default by an EU member state on its sovereign debt and/or an economic recession in an EU member state may have a significant adverse effect on the economies of other EU member states and their trading partners. The European financial markets have historically experienced volatility and adverse trends due to concerns about economic downturns or government debt levels in several European countries, including, but not limited to, Austria, Belgium, Cyprus, France, Greece, Ireland, Italy, Portugal, Spain and Ukraine. These events have affected and may in the future adversely affect the exchange rate of the euro and may significantly affect European countries.
Responses to financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest, may limit future growth and economic recovery or may have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro and/or withdraw from the EU. The U.K. left the EU (“Brexit”) on January 31, 2020. Brexit could adversely affect European or worldwide political, regulatory, economic or market conditions and could contribute to instability in global political institutions, regulatory agencies and financial markets.
The national politics of countries in Europe have been unpredictable and subject to influence by disruptive political groups and ideologies, including, for example, secessionist movements. The governments of European countries may be subject to change and such countries may experience social and political unrest. Unanticipated or sudden political or social developments may result in sudden and significant
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investment losses.   The occurrence of terrorist incidents throughout Europe or war in the region could also impact financial markets. The impact of these events is not clear but could be significant and far-reaching and could adversely affect the value and liquidity of a Fund's investments.
Russian Invasion of Ukraine. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, import and export restrictions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, may impact Russia's economy, Russian issuers of securities in which a Fund invests, or the economies of Europe as a whole. Actual and threatened responses to Russian military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and are likely to have collateral impacts on such sectors across Europe and globally.
Financial Companies Risk. Financial services companies are subject to extensive governmental regulation and intervention, which may change frequently and may adversely affect their profitability, the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain and their size, among other things. Financial services companies also may be significantly affected by, among other things, interest rates, economic conditions, credit rating downgrades, adverse public perception and exposure concentration. Increased risk-taking by financial companies may result in greater overall risk in the global financial sector. Certain events may cause an unusually high degree of volatility in financial markets and pose the risk of large losses for financial services companies.
Financial companies frequently operate with substantial financial leverage and are exposed directly to the credit risk of their borrowers and counterparties, which also may be leveraged to an unknown degree. Financial companies may have significant exposure to the same borrowers and counterparties; as a result, a borrower’s or counterparty’s inability to meet its obligations to one company may affect other financial companies with exposure to the same borrower or counterparty. This interconnectedness of risk may result in significant negative impacts to companies with direct exposure to the defaulting counterparty as well as adverse cascading effects in the markets and the financial sector generally.
Geographic and Security Risks. Issuers in a Fund’s portfolio may be located in, or otherwise connected to, parts of the world affected by natural disasters, such as severe heat, earthquakes, tornadoes, volcanic eruptions, wildfires, droughts, floods, hurricanes and tsunamis. In addition, issuers may be impacted by security concerns with respect to a country or region, such as war and other types of conflict, terrorism, strained international relations and territorial disputes. Any of these events may adversely affect the issuers, markets and economies to which a Fund is exposed, which may adversely affect the value of the Fund.
Healthcare Companies Risk. The profitability of healthcare companies may be adversely affected by the following factors, among others: extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, a limited number of products, labor shortages, supply chain issues and industry innovation. Many new products in the healthcare sector entail significant research and development and require regulatory approval, all of which may be long and costly, and such efforts ultimately may be unsuccessful. Many healthcare companies depend heavily on obtaining and defending patents, which can be costly, and may be adversely affected by the expiration of patents. Healthcare companies also are subject to extensive litigation based on product liability and similar claims.
Illiquid Investments Risk. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment. An investment may be illiquid due to, among other things, fewer participants or less capacity to make a market in the investment, the lack of an active market for the investment, capital controls, delays or limits on repatriation of local currency, and the insolvency of local governments. To the extent that a Fund invests in securities or other assets with substantial market and/or credit risk, the Fund will tend to have increased exposure to the risks associated with illiquid investments. Illiquid investments may be harder to value, especially in changing markets.
Liquid investments may become illiquid after purchase by a Fund, particularly during periods of market turmoil. There can be no assurance that a security or other asset that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by a Fund, and any security or other asset held by a Fund may be deemed an illiquid investment pursuant to the Fund’s liquidity risk management program.
Holdings of illiquid investments may reduce a Fund’s returns because the Fund may be unable to transact at advantageous times or prices. If a Fund is forced to sell underlying investments at reduced prices or under unfavorable conditions to meet redemption requests or for other cash needs, the Fund may suffer a loss. This may be magnified in a rising interest rate environment or other circumstances where redemptions of Fund shares may be greater than normal. If other market participants attempt to liquidate holdings at the same time as a Fund, this will lead to an increased supply of the Fund’s underlying investments in the market and contribute to greater illiquid investments risk and downward pricing pressure. In addition, if a Fund is limited in its ability to sell illiquid investments during periods when shareholders are redeeming their shares, the Fund will need to sell liquid securities to meet redemption requests, and illiquid securities will become a larger portion of the Fund’s holdings. During periods of market volatility, liquidity in the market for a Fund’s shares may be impacted by the liquidity in the market for the underlying securities or other assets held by the Fund, which could lead to the Fund’s shares trading at a premium or discount to the Fund's NAV.
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Index-Related Risk. A Fund that tracks an Underlying Index seeks to achieve a return that corresponds generally to the price and yield performance, before fees and expenses, of its Underlying Index as published by the Index Provider. There is no assurance that the Index Provider or its agents will construct or calculate the Underlying Index accurately. While the Index Provider describes what the Underlying Index is designed to achieve, neither the Index Provider nor its agents provide any warranty or accept any liability regarding the quality, accuracy or completeness of the Underlying Index or its related data, and they do not guarantee that the Underlying Index will be in line with the Index Provider’s methodology. BFA also does not provide any warranty or guarantee against the Index Provider’s or any agent’s errors.
The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither a Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of an Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, particularly for indexes that are less commonly used as benchmarks. In addition, there may be heightened risks associated with the adequacy and reliability of information about emerging markets constituents, as such markets may have less information available or less regulatory oversight. Errors related to an Underlying Index may negatively or positively impact a Fund and its shareholders. For example, if the Underlying Index contains incorrect constituents, the Fund will have exposure to such constituents and will be underexposed to the Underlying Index’s other constituents. Shareholders should understand that any gains from an Index Provider’s errors will be kept by the Fund and its shareholders and any losses or costs from such errors will be borne by the Fund and its shareholders.
Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact an Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance to an Underlying Index. This could cause the Underlying Index to vary from its normal or expected composition. If a scheduled rebalance is postponed, index constituents that would otherwise be removed at the rebalance (due to, for example, changes in market capitalization or issuer credit ratings) may remain, causing the performance and constituents of the Underlying Index to vary from those expected under normal conditions. In addition, to the extent circumstances evolve between periodic index reviews and reconstitutions, an Underlying Index may include constituents that do not align with its objective or selection criteria, and the Fund tracking the Underlying Index may be similarly affected.
In addition to scheduled rebalances, an Index Provider or its agents may carry out ad hoc index rebalances due to reaching certain weighting constraints, unusual market conditions, corporate events, or corrections of errors. The relevant Fund will in turn rebalance its portfolio to attempt to increase the correlation between the portfolio and the Underlying Index. The Fund and its shareholders will directly bear any transaction costs and market exposure from such portfolio rebalancing. Therefore, index-related errors and ad hoc rebalances may increase a Fund’s costs and tracking error.
Industrial Companies Risk. Industrial companies face a number of risks, including supply chain and distribution disruptions, business interruptions, third-party vendor risks, cyber attacks, trade disputes, product recalls, liability and environmental damage claims, scarcity of materials or parts, excess capacity, changes in consumer preferences, and volatility in commodity prices and currencies. The products of industrial companies may face obsolescence due to technological developments and new product introduction. Furthermore, changes in trade restrictions and tariffs as well as broader geopolitical developments could adversely affect industrial companies. These companies also may be significantly affected by domestic and international economic conditions, legislative and regulatory changes, and labor relations. Industrial companies may depend on public or private sector financing, which may become difficult to obtain due to government spending constraints or reduced availability of capital. Such companies may be unable to protect their intellectual property rights or may be liable for infringing the intellectual property rights of others.
Issuers with high carbon intensity or high switching costs associated with the transition to low carbon alternatives may be more impacted by climate transition risks. There may be increased impact on a Fund's performance to the extent that its investments are concentrated in locations that are more susceptible to adverse physical events.
Issuer Risk. The performance of a Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders of a Fund, including an Authorized Participant, a third-party investor, the Fund’s adviser, an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares or may hold their investment in the Fund for a limited period of time. These shareholders may also pledge or loan Fund shares (to secure financing or otherwise), which may result in the shares becoming concentrated in another party. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment or that the size of a Fund would be maintained. Redemptions of a large number of Fund shares may adversely affect a Fund’s liquidity and net assets. To the extent a Fund permits redemptions in cash, these redemptions may force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may negatively impact the Fund’s NAV, have a material effect on the market price of Fund shares, increase the Fund’s brokerage
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costs, accelerate the realization of taxable income and/or capital gains, and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such tax year. A Fund also may be required to sell its more liquid investments to meet a large redemption, in which case the Fund’s remaining assets may be less liquid, more volatile, and more difficult to price.
To the extent these large shareholders transact in Fund shares on the secondary market, such transactions may account for a large percentage of the trading volume for Fund shares and may, therefore, have a material upward or downward effect on the market price of the shares. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would, diluting its investment returns.
Low Carbon Exposure Investment Strategy Risk. The Fund’s strategy of investing in securities of companies with low carbon exposure limits the type and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not seek to minimize carbon exposure. The Fund’s low carbon exposure investment strategy may result in the Fund investing in securities or industry sectors that underperform the market. Investing only in a portfolio of securities of companies with low carbon exposure may affect the Fund’s exposure to certain types of investments, particularly in the energy and transportation sectors or related industries, and may impact the Fund’s relative investment performance, depending on whether such investments are in or out of favor in the market. In addition, the Fund’s focus on companies with low current carbon emissions and limited exposure to fossil fuel reserves might result in certain issuers being excluded from the Fund’s portfolio.
Management Risk. An index Fund invests in securities or other assets included in, or representative of, its Underlying Index, regardless of their investment merits. Such a Fund may be affected by a general decline in market segments related to its Underlying Index, and BFA generally does not attempt to invest the Fund’s assets in defensive positions under any market conditions, including declining markets. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track its Underlying Index. Because BFA uses a representative sampling indexing strategy, a Fund will not fully replicate its Underlying Index and may hold securities or other assets not included in the Underlying Index. As a result, a Fund is subject to the risk that BFA’s investment strategy, whose implementation is subject to a number of constraints, may not produce the intended results. There is no guarantee that a Fund’s investment results will have a high degree of correlation to those of its Underlying Index or that a Fund will achieve its investment objective.
Market Risk. A Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. The value of a financial instrument or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the particular instrument or asset, or factors that affect one or more issuers, counterparties, exchanges, countries or other geographic units, markets, industries, or asset classes. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on a Fund and its investments and could result in increased premiums or discounts to a Fund’s NAV. Changes in market and economic conditions generally do not have the same impact on all types of instruments and assets.
Market Timing Risk. The Fund is subject to the risk that an Authorized Participant may create or redeem shares of the Fund at a net asset value that does not take into account events subsequent to the local China market close and therefore may not appropriately reflect the intrinsic value of the Fund’s assets.  Chinese brokerage regulations require trading through a specific broker who may not provide a brokerage execution guarantee that the Fund will achieve execution of the basket in market transactions at a price equal to, or more favorable than, the Fund’s valuation of the securities in the basket at the time of the creation or redemption order that gave rise to the basket order.  In such event, the Fund will not be able to rely on brokerage guarantees to eliminate market timing risk.
Market Trading Risk. A Fund faces numerous market trading risks, any of which may lead to its shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to the NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
Absence of an Active Primary Market. Although Fund shares are listed for trading on one or more stock exchanges, there can be no assurance that an active primary trading market for Fund shares will develop or be maintained by market makers or Authorized Participants.
Secondary Listing Risks. A Fund’s shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund’s primary listing is maintained. Fund shares also may be available to non-U.S. investors through funds or structured investment vehicles similar to depositary receipts. There can be no assurance that a Fund’s shares will continue to trade on any such stock exchange or in any market or that a Fund’s shares will continue to meet the requirements for exchange listing or market trading. A Fund’s shares may be less actively traded in certain markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information that is available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.
Secondary Market Trading Risk. Shares of a Fund may trade in the secondary market at times when the Fund does not accept orders to create or redeem shares. At such times, shares may trade in the secondary market with more significant premiums or discounts to NAV than might
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be experienced at times when the Fund accepts creation and redemption orders. Securities held by a Fund may be traded in markets that close at a different time than an exchange on which Fund shares are traded. Liquidity in those securities may be reduced after the applicable closing time. As a result, during the time when the exchange is open but after the applicable market closing, fixing or settlement time, there may be wider bid/ask spreads on the exchange and a greater premium or discount to NAV.
In stressed market conditions, the market for a Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, and an investor may be unable to sell their Fund shares.
Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or for other reasons. In times of extraordinary market volatility, Fund shares may be subject to trading halts pursuant to “circuit breaker” rules of a stock exchange or market. If there is a trading halt or unanticipated closure of an exchange or market, an investor may be unable to purchase or sell Fund shares. In addition, if trading in certain securities or financial instruments is restricted, this may disrupt a Fund’s creation/redemption process, affect the price at which Fund shares trade in the secondary market, and result in a Fund being unable to trade certain securities or financial instruments. In such circumstances, a Fund may be unable to rebalance its portfolio or accurately price its portfolio holdings and may incur substantial trading losses.
Shares of a Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short. In addition, trading activity in derivative products based on a Fund may lead to increased trading volume and volatility in the secondary market for the shares of the Fund.
Fund Shares May Trade at Prices Other Than NAV. Shares of a Fund trade on stock exchanges at prices at, above or below the Fund’s most recent NAV. A Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s portfolio holdings. The trading price of a Fund’s shares fluctuates throughout trading hours based on both market supply of and demand for Fund shares and the underlying value of the Fund’s portfolio holdings or NAV. As a result, the trading prices of a Fund’s shares may deviate significantly from NAV during times of market volatility, significant redemption requests, or other unusual market conditions
However, because Fund shares can be created and redeemed in Creation Units at NAV, BFA believes that large discounts or premiums to a Fund’s NAV are not likely to be sustained over the long term (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs). While the creation/redemption feature is designed to make it more likely that a Fund’s shares normally will trade on stock exchanges at prices close to the Fund’s next calculated NAV, exchange prices are not expected to correlate exactly with the Fund’s NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants, or other market participants, and during periods of significant market volatility, may result in trading prices for shares of a Fund that differ significantly from its NAV. Authorized Participants may be less willing to create or redeem a Fund’s shares if there is a lack of an active market for such shares or the Fund’s underlying investments, which may contribute to the Fund’s shares trading at a premium or discount to NAV.
Costs of Buying or Selling Fund Shares. Buying or selling Fund shares on an exchange involves two types of costs that apply to all securities transactions. When buying or selling Fund shares through a broker, you will likely incur a brokerage commission and other charges. In addition, you may incur the cost of the “spread,” which is the difference between what investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). The spread varies over time for Fund shares based on trading volume and market liquidity. It is generally narrower if a Fund has more trading volume and market liquidity and wider if a Fund has less trading volume and market liquidity. Increased market volatility also may cause wider spreads. In addition, there may be regulatory and other charges that are incurred as a result of trading activity. Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results, and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments through a brokerage account.
Materials Companies Risk. The materials sector tends to be closely tied to the economic cycle and can be significantly affected by supply-demand dynamics. Materials companies may be adversely affected by commodity price volatility, exchange rate fluctuations, social and political unrest, war, import and export controls, supply chain disruption, increased competition, depletion of resources, technical advances, labor relations, litigation and government regulations, among other factors. Materials companies are at risk of liability for environmental damage and product liability claims and may incur significant costs in complying with environmental laws.
Mid-Capitalization Companies Risk. Investments in mid-capitalization companies may be riskier, less liquid, more volatile and more susceptible to economic, market and industry changes than investments in large-capitalization companies. Mid-capitalization companies may have more limited product lines, markets, financial resources and management experience. As a result, they generally are more vulnerable than large-capitalization companies to adverse business and economic developments. Mid-capitalization companies may have a shorter business track record, with relatively less information available to investors. The securities of mid-sized companies may trade less frequently and in smaller volumes than the securities of larger companies.
National Closed Market Trading Risk. To the extent that securities or other assets held by a Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on a Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to a Fund’s NAV that may be greater than those experienced by other funds.
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Non-Diversification Risk. A Fund that is classified as “non-diversified” may invest a greater percentage of its assets in securities or other instruments representing a small number of issuers or counterparties, compared with funds that are classified as “diversified.” A non-diversified Fund thus may be more susceptible to the risks associated with these particular issuers or counterparties. The gains and losses on such holdings may have a greater impact on a non-diversified Fund’s performance than they would on the performance of a diversified Fund, and a non-diversified Fund’s NAV may be more volatile.
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on a Fund. The risks of investing in non-U.S. securities include the following, any of which may have an adverse impact on a Fund:
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Less liquid markets, which may make valuing securities more difficult;
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Greater market volatility;
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Government intervention in issuers' operations or structure;
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Government expropriation or nationalization of assets;
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Exchange rate fluctuations and currency controls;
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Limitations on the foreign ownership of securities;
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Imposition of withholding or other taxes;
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Restrictions on the repatriation of capital;
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Higher transaction and custody costs;
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Foreign market trading hours, different clearing and settlement procedures, and holiday schedules, which may limit a Fund's ability to engage in portfolio transactions;
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Less regulation of the securities and other financial markets;
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Less availability of public information about issuers;
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Weaker accounting, audit, disclosure and financial reporting requirements and the risk of being delisted from U.S. exchanges;
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Difficulties in enforcing contractual obligations; and
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Legal principles relating to corporate governance, directors’ fiduciary duties and liabilities, and shareholder rights that are less robust than those that apply in the U.S.
Withholding Tax Reclaims Risk. A Fund that holds non-U.S. securities may file claims to recover withholding tax on dividend and interest income (if any) received from issuers in certain countries where such withholding tax reclaim is possible. Whether or when a Fund will receive a withholding tax refund is within the control of the tax authorities in such countries. Where a Fund expects to recover withholding tax based on a continuous assessment of the probability of recovery, the Fund’s NAV generally includes accruals for such tax refunds. The Fund continues to evaluate tax developments for potential impact to the probability of recovery. If the likelihood of receiving a tax refund materially decreases, such as due to a change in tax regulation or approach, accruals in a Fund’s NAV for such refunds may be written down partially or in full, which will adversely affect the Fund’s NAV. Investors in a Fund at the time when an accrual is written down will bear the impact of any resulting reduction in NAV regardless of whether they were investors during the accrual period. Conversely, if a Fund receives a tax refund that was not previously accrued, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from any such NAV increase.
North American Economic Risk. A decrease in imports or exports, changes in trade regulations or an economic recession in any North American country can have a significant economic effect on the entire North American region and on some or all of the North American countries in which a Fund invests.
The U.S. is Canada's and Mexico's largest trading and investment partner. The Canadian and Mexican economies are significantly affected by developments in the U.S. economy. Since the implementation of the North American Free Trade Agreement (“NAFTA”) in 1994 among Canada, the U.S. and Mexico, total merchandise trade among the three countries has increased. However, political developments including the implementation of tariffs by the U.S. and the renegotiation of NAFTA in the form of the United States-Mexico-Canada Agreement (“USMCA”), which replaced NAFTA on July 1, 2020, could negatively affect North America’s economic outlook and, as a result, the value of securities held by a Fund. Policy and legislative changes in one country may have a significant effect on North American markets generally, as well as on the value of certain securities held by a Fund.
Operational and Technology Risks. A Fund and the entities with which it interacts directly or indirectly are susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or impair the Fund’s operations. These entities include, but are not limited to, a Fund’s adviser, administrator, distributor, other service providers (e.g., index and benchmark providers, accountants, custodians, and transfer agents), financial intermediaries, counterparties, market makers, Authorized Participants, listing exchanges, other financial market operators, and governmental authorities. Operational and
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technology risks for the issuers in which a Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value. A Fund may incur substantial costs in order to mitigate operational and technology risks.
Cybersecurity incidents can result from deliberate attacks or unintentional events against an issuer in which a Fund invests, the Fund or any of its service providers. They include, but are not limited to, gaining unauthorized access to systems, misappropriating assets or sensitive information, corrupting or destroying data, and causing operational disruption. Geopolitical tension may increase the scale and sophistication of deliberate attacks, particularly those from nation states or from entities with nation state backing. Cybersecurity incidents may result in any of the following: financial losses; interference with a Fund’s ability to calculate its NAV; disclosure of confidential information; impediments to trading; submission of erroneous trades by a Fund or erroneous subscription or redemption orders; the inability of a Fund or its service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; and other legal and compliance expenses. Furthermore, cybersecurity incidents may render records of a Fund, including records relating to its assets and transactions, shareholder ownership of Fund shares, and other data integral to a Fund’s functioning, inaccessible, inaccurate or incomplete. Power outages, natural disasters, equipment malfunctions and processing errors that threaten information and technology systems relied upon by a Fund or its service providers, as well as market events that occur at a pace that overloads these systems, may also disrupt business operations or impact critical data. In addition, the risks of increased use of AI technologies, such as machine learning, include data risk, transparency risk, and operational risk. The AI technologies, which are generally highly reliant on the collection and analysis of large amounts of data, may incorporate biased or inaccurate data, and it is not possible or practicable to incorporate all relevant data into such technologies. The output or results of any such AI technologies may therefore be incomplete, erroneous, distorted or misleading. Further, AI tools may lack transparency as to how data is utilized and how outputs are generated. AI technologies may also allow the unintended introduction of vulnerabilities into infrastructures and applications. A Fund and its shareholders could be negatively impacted as a result of these risks associated with AI technologies. AI technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to quickly evolve, and it is impossible to anticipate the full scope of future AI capabilities or rules and the associated risks to a Fund.
While a Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. Each Fund and its adviser seek to reduce these risks through controls, procedures and oversight, including establishing business continuity plans and risk management systems. However, there are inherent limitations in such plans and systems, including the possibility that certain risks that may affect a Fund have not been identified or may emerge in the future; that such plans and systems may not completely eliminate the occurrence or mitigate the effects of operational or information security disruptions or failures or of cybersecurity incidents; or that prevention and remediation efforts will not be successful or that incidents will go undetected. A Fund cannot control the systems, information security or other cybersecurity of the issuers in which it invests or its service providers, counterparties, and other third parties whose activities affect the Fund.
Lastly, the regulatory climate governing cybersecurity and data protection is developing quickly and may vary considerably across jurisdictions. Regulators continue to develop new rules and standards related to cybersecurity and data protection. Compliance with evolving regulations can be demanding and costly, requiring substantial resources to monitor and implement required changes.
Ownership Limitations Risk. If certain aggregate and/or fund-level ownership thresholds are reached through transactions undertaken by BFA, its affiliates or a Fund, or as a result of third-party transactions or actions by an issuer or regulator, the ability of BFA and its affiliates on behalf of clients (including a Fund) to purchase or dispose of investments, exercise rights or undertake business transactions may be restricted by law, regulation or rules or otherwise impaired. The capacity of a Fund to invest in certain securities or other assets may be affected by the relevant threshold limits, and such limitations may have adverse effects on the liquidity and performance of a Fund’s portfolio holdings.
For example, ownership limits may apply to securities whose issuers operate in certain regulated industries or in certain international markets. Such limits also may apply where the investing entity (such as a Fund) is subject to corporate or regulatory ownership restrictions or invests in certain futures or other derivative transactions. In certain circumstances, aggregate and/or fund-level amounts invested or voted by BFA and its affiliates for client funds and accounts managed by BFA (including a Fund) may not exceed the relevant limits without the grant of a license or other regulatory or corporate approval, order, consent, relief or non-disapproval. However, there is no guarantee that permission will be granted or that, once granted, it will not be modified or revoked at a later date with minimal or no notice. In other cases, exceeding such thresholds may cause BFA and its affiliates, a Fund or other client accounts to suffer disadvantages or business restrictions.
Ownership limitations are highly complex. It is possible that, despite BFA’s intent to either comply with or be granted permission to exceed ownership limitations, it may inadvertently breach a limit or violate the corporate or regulatory approval, order, consent, relief or non-disapproval that was obtained.
Real Estate Companies Risk. Real estate companies, which include real estate investment trusts, real estate holding and operating companies, and real estate management or development companies, expose investors to the risks of owning real estate directly as well as to the risks from the way that such companies operate. Real estate companies and property values may be adversely affected by regulations and other governmental actions, including tax increases, zoning changes and other usage restrictions, environmental regulations, regulatory limitations on rent or eviction, and eminent domain.
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Real estate is highly sensitive to general and local economic conditions and can be subject to intense competition and periodic overbuilding. Real estate companies may own a limited number of properties and concentrate their investments in a particular geographic region, industry or property type. Economic downturns or other adverse events (e.g., natural disasters) that affect a particular region, industry or property type may lead to decreases in property values, leasing declines and defaults by borrowers or tenants. In the event of a default, a real estate company may experience substantial delays and costs in enforcing its rights with respect to the property and protecting its investment. In addition, because real estate is relatively illiquid, a company may be constrained in its ability to diversify or liquidate its investments in response to economic conditions or other events.
Real estate companies may depend on the management skills of a few key individuals and may have limited financial resources. They may be highly leveraged, which can magnify losses, and interest rate increases can make it difficult for them, as well as borrowers and tenants, to obtain debt financing and meet payment obligations. Declining interest rates could result in increased prepayment on loans and require redeployment of capital in less desirable investments.
Certain real estate companies, such as REITs, could fail to qualify for favorable tax or regulatory treatment, which could produce adverse economic consequences for the company and its investors, including a Fund.
Reliance on Trading Partners Risk. The economies of some countries or regions depend on trading with certain key trading partners. A reduction in spending on the products and services of these countries or regions, the institution of tariffs or other trade barriers by a key trading partner or a slowdown in the economy of a key trading partner may cause an adverse impact on the economies of such countries or regions and may negatively impact the performance of a Fund with exposure to those countries or regions.
Risk of Investing in Asia. Investments in Asian issuers subject a Fund to legal, regulatory, political, economic, currency, geographic and security risks that are specific to Asia. Certain Asian countries have experienced economic growth and industrialization in recent years, but there is no assurance that this growth rate will be maintained. Some Asian countries have experienced expropriation and/or nationalization of assets, confiscatory taxation, high inflation, high unemployment, over-extension of credit, currency devaluations and restrictions, political or social instability, and armed conflict. An adverse economic or political event in one Asian country may negatively affect countries throughout the region. Because many Asian countries depend significantly on international trade, shifts in relationships with key trading partners, such as China and the U.S., may have a region-wide economic impact. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. A shift towards protectionist policies by these countries or other key trading partners could suppress Asia’s exports and reduce foreign investment in the region.
Many Asian countries are also subject to political risk, including political instability, corruption and regional conflicts. North Korea and South Korea each have substantial military capabilities, and historical tensions between the two countries present the risk of war. China has a complex territorial dispute regarding the sovereignty of Taiwan and has pledged to take control of Taiwan, including by force if necessary. The continuation or escalation of these or other hostilities may have an adverse impact throughout the region. In addition, many Asian countries are subject to social and labor risks associated with demands for improved political, economic and social conditions. These risks, among others, may adversely affect the value of a Fund’s investments with exposure to Asia.
Risk of Investing in Australia. Investing in Australian issuers involves legal, regulatory, political, currency, security, and economic risks that are specific to Australia. The Australian economy depends heavily on exports from the energy, agricultural and mining sectors and, as a result, is susceptible to fluctuations in the commodity markets. The Australian economy also increasingly depends on its growing services industry. Intensifying natural disasters in Australia, including drought and bushfires, could adversely impact the value of investments in Australian issuers. The Australian economy depends on trading with key trading partners, including China, Japan, South Korea, the U.S., and certain European countries. Reduced spending by any of these trading partners on Australian products and services, or negative changes in any of these economies, may have an adverse impact on the Australian economy. Economic events in key trading countries can have a significant effect on the Australian economy.
Risk of Investing in China. Investments in Chinese securities, including certain Hong Kong-listed and U.S.-listed securities, subject a Fund to risks specific to China. China is subject to a considerable degree of economic, political and social instability.
Political and Social Risk. The Chinese government is authoritarian and has periodically used force to suppress civil dissent. Disparities of wealth and the pace of economic liberalization may lead to social turmoil, violence and labor unrest. In addition, China continues to experience disagreements related to integration with Hong Kong and religious and nationalist disputes in Tibet and Xinjiang. There is also a greater risk in China than in many other countries of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation as a result of internal social unrest or conflicts with other countries. Unanticipated political or social developments may result in sudden and significant investment losses. China’s income inequality, rapidly aging population and significant environmental issues also are factors that may affect the Chinese economy.
Government Control and Regulations. Despite the Chinese government’s implementation of economic and market reforms in recent decades, government control over certain sectors and enterprises and significant regulation of investment and industry are still pervasive. China has restrictions on investment in companies or industries deemed to be sensitive to particular national interests, trading of securities of Chinese issuers, foreign ownership of Chinese corporations and/or the repatriation of assets by foreign investors. Restrictions on foreign ownership of Chinese securities may have adverse effects on a Fund’s liquidity and performance and could lead to higher tracking error. Chinese government intervention in the market may have a negative impact on market sentiment, which may in turn affect the performance of the
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Chinese economy and a Fund’s investments. Chinese markets generally continue to experience inefficiency, lack of publicly available information, and political and social instability and may be subject to volatility and pricing anomalies resulting from governmental influence. Chinese companies, such as those in the financial services, technology and potentially other sectors, are also subject to the risk that Chinese authorities can intervene in their operations and structure, which may negatively affect the value of a Fund’s investments.
Economic Risk. The Chinese economy is highly reliant on trade and may be adversely affected by, among other things, a deterioration in global demand and spending for Chinese exports or a contraction in spending on domestic goods by Chinese consumers. The institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and companies in which a Fund invests. The current political climate has intensified concerns about a potential trade war between China and the U.S. as each country has imposed tariffs on the other. These actions and their consequences (which are difficult to predict) could have a negative impact on a Fund’s performance. It is unclear whether further tariffs or other escalating actions may occur.
In addition, certain Chinese companies (which may change from time to time) are directly or indirectly subject to economic or trade restrictions imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. For example, certain foreign technology companies are subject to export controls as those companies are believed to pose a risk to U.S. interests. The U.S. also bans imports of goods produced in certain regions of China or by certain Chinese companies due to concerns about forced labor. Such restrictions may have unanticipated and adverse effects on the Chinese economy and companies. Any action that targets Chinese financial markets or securities exchanges could interfere with orderly trading, delay settlement or cause market disruptions. A Fund’s Underlying Index may include companies that are subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments. So long as these restrictions do not include restrictions on investments, a Fund is generally expected to invest in such companies, consistent with its objective to track the performance of its Underlying Index. Other economic challenges for China include indebtedness, weak consumer demand, and an aging population. China continues to face pressure from its trading partners over its exporting of its excess industrial capacity and overall approach to economic management.
Expropriation Risk. The Chinese government maintains a major role in economic policymaking, and investing in China involves risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested.
Security Risk. China has strained international relations with Taiwan, Japan, the Philippines, India, and other neighbors due to territorial disputes, historical animosities, defense concerns and other security concerns. China has a complex territorial dispute regarding the sovereignty of Taiwan and has pledged to take control of Taiwan, including by force if necessary. The Chinese military has conducted military drills around Taiwan in connection with China’s claim to Taiwan. Taiwan-based companies and individuals are significant investors in China. Continuing hostility between China and Taiwan may have an adverse impact on their economies and markets and on the value of a Fund’s investments in China, Taiwan or the region, may cause a suspension in a Fund’s ability to trade in certain securities or other assets, or may otherwise make such investments impracticable or impossible. Frictions between China and the Philippines in the South China Sea pose a risk of escalation potentially leading to military conflict.
Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, export controls, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers in which a Fund invests. It may be impossible or impracticable for a Fund to hold, transact in or value securities of sanctioned companies, and there may be a significant decrease in the valuation of such securities. Relations between China’s Han ethnic majority and other ethnic groups in China, including Tibetans and Uighurs, are also strained and have been marked, historically, by protests and violence. These situations may cause uncertainty in the Chinese markets and may adversely affect the Chinese economy. In addition, conflict on the Korean Peninsula could adversely affect the Chinese economy. Such risks, among others, may adversely affect the value of a Fund’s investments.
Chinese Equity Markets. There are several types of Chinese equity securities, including H-shares, A-shares, B-shares, Red-Chips and/or P-Chips. The issuance of B-shares and H-shares by Chinese companies and the ability to obtain a “back-door listing” through Red-Chips or P-Chips is still regarded by the Chinese authorities as an experiment in economic reform. “Back-door listing” is a means by which a mainland Chinese company issues Red-Chips or P-Chips to obtain quick access to international listing and international capital. These share mechanisms are subject to the political and economic policies in China. In the Chinese securities markets, a small number of issuers may represent a large portion of the entire market. The Chinese securities markets also may be subject to more frequent trading halts, low trading volume and price volatility.
Hong Kong Political Risk. Hong Kong reverted to Chinese sovereignty on July 1, 1997 as a Special Administrative Region (“SAR”) of the People’s Republic of China (“PRC”) under the principle of “one country, two systems.” Although China is obligated by treaty to maintain the current capitalist economic and social system of Hong Kong through June 30, 2047, the continuation of economic and social freedoms enjoyed in Hong Kong is dependent on the government of China. Hong Kong has experienced protests and unrest related to China’s control, and tensions have increased between China and Hong Kong. Due to the interconnected nature of the Hong Kong and Chinese economies, instability in Hong Kong may adversely affect the Hong Kong and Chinese markets. Other countries’ perceptions of the degree of convergence between China and Hong Kong, such as with respect to trade, and resulting actions also may impact both economies. In addition, the Hong Kong dollar trades at a fixed exchange rate in relation to (or is “pegged” to) the U.S. dollar, which has contributed to the
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growth and stability of the Hong Kong economy. However, it is uncertain how long the currency peg will continue or what effect the establishment of an alternative exchange rate system would have on Hong Kong’s economy. Such a change could result in a decline in a Fund’s NAV because the NAV is denominated in U.S. dollars.
Limited Information, Legal Remedies and VIE Structure Risk. Chinese companies, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, or for other reasons, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies. The Funds do not select investments based on investor protection considerations.
Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. In a VIE structure, a Chinese operating company establishes a shell company in another jurisdiction to issue stock to public shareholders. When a VIE structure is used by a Chinese company to list its stock in the U.S., instead of owning the equity securities of the Chinese company, the U.S.-listed shell company directly or indirectly enters into contracts with the Chinese operating company under Chinese law. These contracts provide the U.S.-listed shell company with only economic exposure to the Chinese company and do not represent equity ownership in the operating company.
While VIEs are a longstanding practice that is well known to Chinese officials and regulators, they have not been formally recognized under Chinese law. The Chinese government has provided guidance to and placed restrictions on Chinese-based companies raising capital offshore, including through VIEs. In 2023, the China Securities Regulatory Commission (“CSRC”) released new rules that permit the use of VIE structures, provided they abide by Chinese laws and register with the CSRC. The rules, however, may cause Chinese companies to undergo greater scrutiny and add costs to VIE structures. Intervention, rulemaking or guidance by the Chinese government with respect to VIE structures or the non-enforcement of VIE-related contractual rights could significantly affect the operating company’s business in China, the enforceability of the U.S.-listed shell company’s contractual arrangements with the Chinese company and the value of the U.S.-listed stock. Further, the VIE contractual arrangement would likely be subject to Chinese law and jurisdiction, and remedies available to the U.S.-listed shell company are uncertain and could be ineffective. Any change in the operations of entities in a VIE structure, the status of VIE contractual arrangements or the legal or regulatory environment in China, generally or with respect to specific industries, could result in significant, and possibly permanent and/or total, losses to a Fund.
Risk of Investing in Developed Countries. Investment in developed country issuers will subject a Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries generally tend to rely on services sectors (e.g., the financial services sector) as the primary means of economic growth. A prolonged slowdown in one or more services sectors is likely to have a negative impact on economies of certain developed countries, although economies of individual developed countries can be impacted by slowdowns in other sectors. In the past, certain developed countries have been targets of terrorism, and some geographic areas in which a Fund invests have experienced strained international relations due to territorial disputes, historical animosities, defense concerns and other security concerns. These situations may cause uncertainty in the financial markets in these countries or geographic areas and may adversely affect the performance of the issuers to which a Fund has exposure. Heavy regulation of certain markets, including labor and product markets, may have an adverse effect on certain issuers. Such regulations may negatively affect economic growth or cause prolonged periods of recession. Many developed countries are heavily indebted and face rising healthcare and retirement expenses. In addition, price fluctuations of certain commodities and regulations impacting the import of commodities may negatively affect developed country economies.
Risk of Investing in Emerging Markets. Investments in emerging market issuers may be subject to a greater risk of loss than investments in issuers located or operating in more developed markets. This is due to, among other things, the potential for greater market volatility, lower trading volume, higher levels of inflation, social, political or economic instability, greater risk of a market shutdown and more governmental limitations on foreign investments in emerging market countries than are typically found in more developed markets.
Some emerging market countries may experience economic instability, including instability resulting from substantial rates of inflation or significant devaluations of their currency, or economic recessions, which would have a negative effect on the economies and financial markets of their economies. Some of these countries may impose restrictions on the exchange or export of currency or adverse currency exchange rates, and there may be a lack of available currency hedging instruments.
Disparities of wealth, the pace and success of democratization and ethnic, religious and racial disaffection, among other factors, may exacerbate unrest or violence in certain countries. Unanticipated or sudden political or social developments may result in sudden and significant investment losses.
Companies in many emerging markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries, and as a result, information about the securities in which a Fund invests may be less reliable or complete. Moreover, emerging markets often have less reliable securities valuations and greater risks associated with the custody of securities than developed markets. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies, and shareholders may have limited legal remedies. A Fund’s investments are not selected based on investor protection considerations.
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In addition, emerging markets often have greater risk of capital controls through such measures as taxes or interest rate control than developed markets. Certain emerging market countries may also lack the infrastructure necessary to attract large amounts of foreign trade and investment. Chronic structural public sector deficits in some countries may adversely impact a Fund’s investments.
Local securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to changes in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times. Settlement procedures in emerging market countries are frequently less developed and reliable than those in the U.S. (and other developed countries). In addition, significant delays may occur in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for a Fund to value its portfolio securities and could have an adverse effect on a Fund in seeking to achieve its investment objective.
There could be additional impacts on the value of a Fund as a result of sustainability risks, in particular those caused by environmental changes, social issues and governance risk. Additionally, disclosures or third-party data coverage associated with sustainability risks is generally less available or transparent in these markets.
Investments in emerging market countries may be subject to loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested in such countries.
Risk of Investing in Europe. A Fund may be more exposed to the economic and political risks of Europe and of the European countries in which it invests than are funds whose investments are more geographically diversified. Adverse economic and political events in Europe may cause the Fund’s investments to decline in value. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. A Fund makes investments in securities of issuers that are domiciled in, have significant operations in, or that are listed on at least one securities exchange within member states of the EU. The EU requires compliance by member states with restrictions on inflation rates, deficits, interest rates and debt levels, as well as fiscal and monetary controls, each of which may significantly affect every country in Europe, including those countries that are not members of the EU. Changes in imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro (the common currency of certain EU countries), the default or threat of default by an EU member state on its sovereign debt, or an economic recession in an EU member state may have a significant adverse effect on the economies of other EU member states and their trading partners. The European financial markets have experienced volatility and adverse trends in years past due to concerns about economic downturns or rising government debt levels in several European countries, including, but not limited to, Austria, Belgium, Cyprus, France, Greece, Ireland, Italy, Portugal, Spain and Ukraine. These events have and may in the future adversely affect the exchange rate of the euro and may significantly affect other European countries.
Responses to financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest, may limit future growth and economic recovery or may have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro and/or withdraw from the EU.
Certain European countries have also developed increasingly strained relationships with the U.S., and if these relations were to worsen, they could adversely affect European issuers that rely on the U.S. for trade. Secessionist movements, such as the Catalan movement in Spain and the independence movement in Scotland, as well as governmental or other responses to such movements, may also create instability and uncertainty in the region. In addition, the national politics of countries in the EU have been unpredictable and subject to influence by varying political groups and ideologies. The governments of EU countries may be subject to change and such countries may experience social and political unrest. Unanticipated or sudden political or social developments may result in sudden and significant investment losses. The occurrence of terrorist incidents throughout Europe also could impact financial markets. The impact of these events is not clear but could be significant and far-reaching and could adversely affect the value of the Fund. A Fund’s investments could be negatively impacted by any economic or political instability in any European country.
Risk of Investing in Japan. Investing in Japanese issuers subjects a Fund to legal, regulatory, political, economic, currency, geographic and security risks that are specific to Japan. Japan’s economic growth rate has generally remained low relative to other advanced economies, and it may continue to remain low. Its economy depends heavily on international trade and government policy supporting its export market. Economic downturns or political instability in its key trading partners, which include the United States and China, could have an adverse effect on the Japanese economy. Currency fluctuations also could adversely impact Japan’s export market and its economy. If the Japanese government were to intervene in the currency market, as it has in the past, the yen’s value could fluctuate sharply and unpredictably, which could cause losses to investors.
Other risks to Japan’s economic growth and competitiveness include significant public debt and deficits as well as labor shortages due to an aging and declining population. In addition, Japan lacks many natural resources and relies heavily on imports of oil and other commodities. Price increases, shortages or volatility in commodities markets could have a negative effect on Japan’s economy. Other risks to the Japanese economy and financial markets include natural disasters and Japan’s relations with neighboring countries, which at times have been strained.
Risk of Investing in Russia. Investing in Russian securities involves significant risks, in addition to those described under “Risk of Investing in Emerging Markets” and “Non-U.S. Securities Risk,” that are not typically associated with investing in U.S. securities, including:
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The risk of delays in settling portfolio transactions and the risk of loss arising out of the system of share registration and custody used in Russia;
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Risks in connection with the maintenance of a Fund’s portfolio securities and cash with foreign sub-custodians and securities depositories, including the risk that appropriate sub-custody arrangements will not be available to a Fund;
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The risk that a Fund’s ownership rights in portfolio securities could be lost through fraud or negligence because ownership in shares of Russian companies is recorded by the companies themselves and by registrars, rather than by a central registration system;
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The risk that a Fund may not be able to pursue claims on behalf of its shareholders because of the system of share registration and custody, and because Russian banking institutions and registrars are not guaranteed by the Russian government; and
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The risk that various responses by other nation-states to alleged Russian cyber activity will impact Russia’s economy and Russian issuers of securities in which a Fund invests.
Russian invasion of Ukraine. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, import and export restrictions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, may impact Russia’s economy, Russian issuers of securities in which a Fund invests, or the economies of Europe as a whole. Actual and threatened responses to Russian military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and are likely to have collateral impacts on such sectors across Europe and globally.
Russia Sanctions. Governments, including the U.S., the E.U., the U.K., and many other countries (collectively, the “Sanctioning Bodies”) have imposed economic sanctions on certain Russian individuals, including politicians, and Russian corporate and banking entities, including banning Russia from global payments systems that facilitate cross-border payments. In an effort to curtail Russia’s ability to finance its war effort, the Sanctioning Bodies continue to elevate these measures and may, going forward, institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. These sanctions could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of a Fund to buy, sell, receive or deliver those securities and/or assets.
The sanctions against certain Russian issuers include broad asset freezes and prohibitions on transacting or otherwise dealing in select issuances of debt or equity of such issuers, among others. Compliance with each of these sanctions measures has impaired, and may continue to impair, the ability of a Fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. A Fund may also be legally required to block (i.e., freeze) assets in a blocked account and report the accompanying exposure to Sanctioning Bodies.
Sanctions have resulted in Russia taking counter measures or retaliatory actions, which has impaired the value and liquidity of Russian securities. These retaliatory measures include the immediate freeze of Russian assets held by a Fund. Due to the freeze of these assets, including depositary receipts, a Fund may need to liquidate non-restricted assets in order to satisfy any Fund redemption orders. The liquidation of Fund assets during this time may also result in the Fund receiving substantially lower prices for its securities. Russia may implement additional retaliatory measures, which may further impair the value and liquidity of Russian securities and the ability of a Fund to receive dividend payments. Russia has issued a number of countersanctions, some of which restrict the distribution of profits by limited liability companies (e.g., dividends), and prohibits Russian persons from entering into transactions with designated persons from “unfriendly states” as well as the export of raw materials or other products from Russia to certain sanctioned persons. Russian companies may be unable to pay dividends and, if they pay dividends, a Fund may be unable to receive them.
These sanctions, the decision by Russia to suspend trading on the Moscow Exchange (MOEX) and prohibit non-resident investors from executing security sales, and other events have led index providers to remove Russian securities from indexes. Each Fund is currently restricted from trading in Russian securities, including those in its portfolio (if any), and the Underlying Indexes have removed Russian securities (if any). This disparity will also lead to increased tracking error. The inability of a Fund to trade in Russian securities may adversely affect the Fund’s ability to meet its investment objective. It is unknown when, or if, sanctions may be lifted or a Fund’s ability to trade in Russian securities will resume.
Risk of Investing in Saudi Arabia. Investing in Saudi Arabian issuers involves legal, regulatory, political, currency, security, and economic risks that are specific to Saudi Arabia. Saudi Arabia is highly reliant on income from the sale of petroleum and trade with other countries involved in the sale of petroleum, and its economy is therefore vulnerable to changes in foreign currency values and the petroleum market. A sustained decrease in petroleum prices could have a negative impact on all aspects of the economy. In addition, Saudi Arabia’s economy relies heavily on cheap, foreign labor, and changes in the availability of this labor supply could have an adverse effect on the economy.
Investments in the securities of Saudi Arabian issuers involve risks not typically associated with investments in securities of issuers in more developed countries, which may negatively affect the value of a Fund’s investments. Such heightened risks may include, among others, the expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, crime and instability as a result of religious, ethnic and/or socioeconomic unrest. The government of Saudi Arabia exercises substantial influence over many
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aspects of the private sector, and its actions could significantly impact the value of Saudi Arabian securities. Although some economic reforms (e.g., privatization) are underway, restrictions on foreign ownership persist, and the government has an ownership stake in many key industries. Saudi Arabia has experienced strained relations with economic partners worldwide, including other countries in the Middle East, due to geopolitical events. Economic sanctions (or the threat of them) on Saudi Arabian individuals or Saudi Arabian corporate entities may have an adverse impact on the Saudi Arabian economy and securities.
The ability of foreign investors to invest in the securities of Saudi Arabian issuers could be restricted by the Saudi Arabian government at any time, and unforeseen risks could materialize with respect to foreign ownership of such securities. In addition, the Saudi Arabian government places investment limitations on the ownership of Saudi Arabian issuers by foreign investors. Such limits may prevent a Fund from investing in accordance with its strategy and result in tracking error for a Fund that tracks an index.
Saudi Arabia Broker Risk. There are a number of ways to conduct transactions in equity securities in the Saudi Arabian market. A Fund generally expects to transact in a manner so that it is not limited by Saudi Arabian regulations to a single broker. However, there may be a limited number of brokers who can provide services to a Fund, which may have an adverse impact on the prices, quantity or timing of Fund transactions. A limited number of brokers may impact a Fund’s ability to achieve best execution on transactions. In addition, a Fund may be more susceptible to credit loss or trading disruptions in the event of a default or business disruption among the available brokers. If a Fund’s use of a broker is disrupted, there could be an adverse impact on the Fund’s operations and, if applicable, its ability to track the Underlying Index, and the Fund’s shares could trade at a premium or discount to NAV. A Fund may also incur losses due to the acts or omissions of its brokers in the execution or settlement of transactions or in the transfer of funds or securities.
Risk of Investing in Taiwan. Investing in Taiwanese issuers subjects a Fund to legal, regulatory, political, economic, currency, geographic and security risks that are specific to Taiwan. Taiwan’s economy is export-oriented, so it depends on a free-trade regime. It may be adversely affected by trade conflicts, downturns in the world economy and reduced demand for its goods, particularly from key trading partners such as China. Taiwan has limited natural resources and relies on imports for its commodity needs, making it vulnerable to global fluctuations in price and supply. This dependence is especially pronounced in the energy sector. Electricity and water shortages pose threats to Taiwan’s high-tech manufacturing sector. Other long-term challenges for Taiwan include an aging population, a shortage of skilled labor and increasing competition from neighboring lower-cost countries.
China has a complex territorial dispute regarding the sovereignty of Taiwan and has pledged to take control of Taiwan, including by force if necessary. The Chinese military has conducted military drills around Taiwan in connection with China’s claim to Taiwan. Taiwan-based companies and individuals are significant investors in China. Continuing hostility between China and Taiwan may have an adverse impact on their economies and markets and on the value of a Fund’s investments in China, Taiwan or the region, may cause a suspension in a Fund’s ability to trade in certain securities or other assets, or may otherwise make such investments impracticable or impossible.
Risk of Investing in the U.K. Investing in U.K. issuers subjects a Fund to legal, regulatory, political, economic, currency, geographic and security risks that are specific to the U.K. Economic downturns or political instability in its key trading partners, which include the United States and other European countries, could have an adverse effect on the U.K. economy. Following Brexit, certain trading matters between the U.K. and the EU remain unresolved, including with respect to financial services. Continuing uncertainty regarding the U.K.’s relationship with the EU could have an adverse impact on the economy and currency of the United Kingdom. Other risks to the U.K.’s economic growth and competitiveness include high public debt and relatively low productivity.
Risk of Investing in the U.S. Investing in U.S. issuers involves legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. A decrease in imports or exports, changes in trade regulations, inflation, an economic recession, financial system stress, or political turmoil, among other risks, may have an adverse effect on the U.S. economy and the securities listed on U.S. exchanges. The U.S. is also subject to the risk of natural disasters, such as droughts, earthquakes, fires and floods. U.S. security risks include acts of terrorism, internal unrest and a deterioration in relations between the U.S. and certain countries. Any of these may adversely affect the U.S. economy, financial markets or issuers.
Governmental agencies project that the U.S. will maintain elevated public debt levels for the foreseeable future. Although elevated debt levels do not necessarily indicate or cause economic problems, the costs of servicing such debt may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system.
Risk of Investing through Stock Connect. Investing in A-shares through Stock Connect is subject to trading, clearance, settlement and other procedures, which could pose risks to the Fund.
Although no individual investment quotas or licensing requirements apply to investors in Stock Connect, trading through Stock Connect is subject to the Daily Quota, which limits the maximum net purchases under Stock Connect each day. The Daily Quota does not belong to the Fund and is utilized on a first-come-first-serve basis. As such, buy orders for A-shares would be rejected once the Daily Quota is exceeded (although the Fund will be permitted to sell A-shares regardless of the Daily Quota balance). The Daily Quota may restrict the Fund’s ability to invest in A-shares through Stock Connect on a timely basis, which could affect the Fund’s ability to effectively pursue its investment strategy. The Daily Quota is also subject to change.
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A-shares purchased through Stock Connect generally may only be sold or otherwise transferred through Stock Connect and in accordance with applicable rules. In order to comply with applicable local market rules and to facilitate orderly operations of the Fund, including the timely settlement of Stock Connect trades placed by or on behalf of the Fund, BFA utilizes an operating model that will only be used by iShares ETFs with investments in A-shares through Stock Connect. Such operating model may reduce the risks of trade failures; however, it will also allow Stock Connect trades to be settled without the prior verification by the Fund. Accordingly, this operating model may subject the Fund to additional risks, including an increased risk of inadvertently exceeding certain trade or other restrictions or limits placed on the Fund and/or its affiliates, and a heightened risk of erroneous trades, which may negatively impact the Fund.
While A-shares must be designated as eligible to be traded under Stock Connect (such eligible A-shares listed on the SSE, the “SSE Securities,” and such eligible A-shares listed on the SZSE, the “SZSE Securities”), those A-shares may also lose such designation, and if this occurs, such A-shares may be sold but could no longer be purchased through Stock Connect. With respect to sell orders under Stock Connect, the SEHK carries out pre-trade checks to ensure an investor has sufficient A-shares in its account before the market opens on the trading day. Accordingly, if there are insufficient A-shares in an investor’s account before the market opens on the trading day, the sell order will be rejected, which may adversely impact the Fund’s performance.
In addition, Stock Connect will only operate on days when both the Chinese and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. Therefore, an investment in A-shares through Stock Connect may subject the Fund to the risk of price fluctuations on days when the Chinese markets are open, but Stock Connect is not trading. Each of the SEHK, SSE and SZSE reserves the right to suspend trading under Stock Connect under certain circumstances. Where such a suspension of trading is effected, the Fund’s ability to access A-shares through Stock Connect will be adversely affected. In addition, if one or both of the Chinese and Hong Kong markets are closed on a U.S. trading day, the Fund may not be able to acquire or dispose of A-shares through Stock Connect in a timely manner, which could adversely affect the Fund’s performance.
The Fund’s investments in A-shares though Stock Connect are held by its custodian in accounts in Central Clearing and Settlement System (“CCASS”) maintained by the Hong Kong Securities Clearing Company Limited (“HKSCC”), which in turn holds the A-shares, as the nominee holder, through an omnibus securities account in its name registered with the CSDCC. The precise nature and rights of the Fund as the beneficial owner of the SSE Securities or SZSE Securities through HKSCC as nominee is not well defined under PRC law. There is a lack of a clear definition of, and distinction between, legal ownership and beneficial ownership under PRC law and there have been few cases involving a nominee account structure in the PRC courts. The exact nature and methods of enforcement of the rights and interests of the Fund under PRC law is also uncertain. In the unlikely event that HKSCC becomes subject to winding up proceedings in Hong Kong, there is a risk that the SSE Securities or SZSE Securities may not be regarded as held for the beneficial ownership of the Fund or as part of the general assets of HKSCC available for general distribution to its creditors.
Notwithstanding the fact that HKSCC does not claim proprietary interests in the SSE Securities or SZSE Securities held in its omnibus stock account in the CSDCC, the CSDCC as the share registrar for SSE- or SZSE-listed companies will still treat HKSCC as one of the shareholders when it handles corporate actions in respect of such SSE Securities or SZSE Securities. HKSCC monitors the corporate actions affecting SSE Securities and SZSE Securities and keeps participants of CCASS informed of all such corporate actions that require CCASS participants to take steps in order to participate in them. The Fund will therefore depend on HKSCC for both settlement and notification and implementation of corporate actions.
The HKSCC is responsible for the clearing, settlement and the provisions of depositary, nominee and other related services of the trades executed by Hong Kong market participants and investors. Accordingly, investors do not hold SSE Securities or SZSE Securities directly – they are held through their brokers’ or custodians’ accounts with CCASS. The HKSCC and the CSDCC establish clearing links and each has become a participant of the other to facilitate clearing and settlement of cross-border trades. Should CSDCC default and the CSDCC be declared as a defaulter, HKSCC’s liabilities in Stock Connect under its market contracts with clearing participants will be limited to assisting clearing participants in pursuing their claims against the CSDCC. In that event, the Fund may suffer delays in the recovery process or may not be able to fully recover its losses from the CSDCC.
Market participants are able to participate in Stock Connect subject to meeting certain information technology capability, risk management and other requirements as may be specified by the relevant exchange and/or clearing house. Further, the “connectivity” in Stock Connect requires the routing of orders across the borders of Hong Kong and the PRC. This requires the development of new information technology systems on the part of the SEHK and exchange participants. There is no assurance that these systems will function properly or will continue to be adapted to changes and developments in both markets. In the event that the relevant systems fail to function properly, trading in A-shares through Stock Connect could be disrupted, and the Fund’s ability to achieve its investment objective may be adversely affected.
The Shanghai Connect program, launched in November 2014, and the Shenzhen Connect program, launched in December 2016, are both in their initial stages and do not have an extensive operating history. Stock Connect is subject to regulations promulgated by regulatory authorities and implementation rules made by the stock exchanges in the PRC and Hong Kong. The current regulations are untested and there is no certainty as to how they will be applied or interpreted going forward. In addition, the current regulations are subject to change and there can be no assurance that Stock Connect will not be discontinued or abolished. New regulations may be issued from time to time by the regulators and stock exchanges in China and Hong Kong in connection with operations, legal enforcement and cross-border trades under Stock Connect. The Fund may be adversely affected as a result of such changes. Furthermore, the securities regimes and legal systems of China and Hong Kong differ significantly and issues may arise based on these differences. Further, different fees, costs and taxes are
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imposed on foreign investors acquiring A-shares through Stock Connect, and these fees, costs and taxes may be higher than comparable fees, costs and taxes imposed on owners of other Chinese securities providing similar investment exposure.
Securities Lending Risk. A Fund may engage in securities lending. Securities lending involves the risk that a Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund.
Share Disclosure Obligations and Short Swing Profit Rule Risk. The Fund may be subject to shareholder disclosure of interest regulations promulgated by the CSRC. These regulations currently require the Fund to make certain public disclosures when the Fund and parties acting in concert with the Fund acquire 5% or more of the issued securities of a listed company (which include A-shares of the listed company). If the reporting requirement is triggered, the Fund will be required to report information which includes, but is not limited to: (a) information about the Fund (and parties acting in concert with the Fund) and the type and extent of its holdings in the company; (b) a statement of the Fund’s purposes for the investment and whether the Fund intends to increase its holdings over the following 12-month period; (c) a statement of the Fund’s historical investments in the company over the previous six months; (d) the time of, and other information relating to, the transaction that triggered the Fund’s holding in the listed company reaching the 5% reporting threshold; and (e) other information that may be required by the CSRC or the stock exchange. Additional information may be required if the Fund and its concerted parties constitute the largest shareholder or actual controlling shareholder of the listed company. The report must be made to the CSRC, the stock exchange, the invested company, and the CSRC local representative office where the listed company is located. The Fund would also be required to make a public announcement through a media outlet designated by the CSRC. The public announcement must contain the same content as the official report.
The relevant PRC regulations presumptively treat all affiliated investors and investors under common control as parties acting in concert. The Fund may be deemed as a “concerted party” of other funds or accounts managed by BFA or its affiliates and therefore the Fund’s holdings may be required to be reported in the aggregate with the holdings of such other funds or accounts should the aggregate holdings trigger the reporting threshold under PRC law.
If the 5% shareholding threshold is triggered by the Fund and parties acting in concert with the Fund, the Fund would be required to file its report within three days of the date the threshold is reached. During the time limit for filing the report, a trading freeze applies, and the Fund would not be permitted to make subsequent trades in the invested company’s securities. Any such trading freeze may undermine the Fund’s performance, if the Fund would otherwise make trades during that period but is prevented from doing so by the regulation.
Once the Fund and parties acting in concert reach the 5% trading threshold as to any listed company, any subsequent incremental increase or decrease of 5% or more will trigger a further reporting requirement and an additional three-day trading freeze, as well as an additional freeze on trading within two days of the Fund’s report and announcement of the incremental change. These trading freezes may undermine the Fund’s performance as described above. Also, once the 5% threshold is breached, the Fund and parties acting in concert are required to disclose whenever their shareholding drops below this threshold (even as a result of trading which is less than the 5% incremental change that would trigger a reporting requirement under the relevant CSRC regulation).
CSRC regulations also contain additional disclosure (and tender offer) requirements that apply when an investor and parties acting in concert reach thresholds of 20% and greater than 30% shareholding in a company.
Subject to the interpretation of PRC courts and PRC regulators, the operation of the PRC short swing profit rule may be applicable to the trading of the Fund with the result that where the holdings of the Fund (possibly with the holdings of other investors deemed to act in concert with the Fund) exceed 5% of the total issued shares of a listed company, the Fund may not reduce its holdings in the company within six months of the last purchase of shares of the company. If the Fund violates the rule, it may be required by the listed company to return any profits realized from such trading to the listed company. In addition, the rule limits the ability of the Fund to repurchase securities of the listed company within six months of such sale. Moreover, under PRC civil procedures, the Fund’s assets may be frozen to the extent of the claims made by the company in question. These risks may greatly impair the performance of the Fund.
Small-Capitalization Companies Risk. Investments in small-capitalization companies may be riskier, less liquid, more volatile and more susceptible to economic, market and industry changes than investments in large- or mid-capitalization companies. Small-capitalization companies may have more limited product lines, markets, financial resources, personnel and management experience. As a result, they generally are more vulnerable than larger companies to adverse business and economic developments. Small-capitalization companies may have a short business track record, with relatively less information available to investors. The securities of smaller companies may trade less frequently and in lower volumes than the securities of larger companies. Some securities of smaller issuers may be illiquid or restricted as to resale, and their values may have significant volatility. A Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund’s obligations.
Sustainability Risk. Sustainability risk is an inclusive term to designate investment risk (probability or uncertainty of occurrence of material losses relative to the expected return of an investment) that relates to environmental, social or governance issues.
Sustainability risk around environmental issues includes, but is not limited to, climate risk, both physical and transition risk. Physical risk arises from the physical effects of climate change, acute or chronic. For example, frequent and severe climate-related events can impact products and services and supply chains. Transition risk – whether policy, technology, market or reputation risk – arises from the adjustment
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to a low-carbon economy in order to mitigate climate change. Risks related to social issues can include, but are not limited to, labor rights and community relations. Governance-related risks can include but are not limited to risks around board independence, ownership and control, and audit and tax management. These risks can impact an issuer’s operational effectiveness and resilience as well as its public perception and reputation, affecting its profitability and, in turn, its capital growth and ultimately impacting the value of holdings in a Fund.
These are only examples of sustainability risk factors, and sustainability risk factors do not solely determine the risk profile of the investment. The relevance, severity, materiality and time horizon of sustainability risk factors and other risks can differ significantly across Funds.
Sustainability risk can manifest itself through different existing risk types including, but not limited to, market, liquidity, concentration, credit and asset-liability mismatch risk. For example, a Fund may invest in the securities of an issuer that could face potentially reduced revenues or increased expenditures from physical climate risk (e.g., decreased production capacity due to supply chain perturbations, lower sales due to demand shocks or higher operating or capital costs) or transition risk (e.g., decreased demand for carbon-intensive products and services or increased production costs due to changing input prices). As a result, sustainability risk factors may have a material impact on an investment, may increase volatility, may affect liquidity and may have an adverse impact on the value of shares of a Fund.
The impact of those risks may be higher for Funds with particular sectoral or geographic concentrations. For example, Funds with geographic concentration in locations susceptible to adverse weather conditions where the value of the investments in the Funds may be more susceptible to adverse physical climate events, or Funds with specific sectoral concentrations, such as investing in industries or issuers with high carbon intensity or high switching costs associated with the transition to low carbon alternatives, may be more impacted by climate transition risks.
All or a combination of these factors may have an unpredictable impact on a Fund’s investments. Under normal market conditions, such events could have a material impact on the value of shares of a Fund.
Assessments of sustainability risk are specific to the asset class and to a fund’s investment objective. Different asset classes require different data and tools to apply heightened scrutiny, assess materiality, and make meaningful differentiation among issuers and assets. To the extent consistent with a Fund’s investment objective, risks are considered and risk managed concurrently, by prioritizing in part based on materiality and on the Fund’s objective.
The impacts of sustainability risk are likely to develop over time, and new sustainability risks may be identified as further data and information regarding sustainability factors and impacts become available.
Technology Companies Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources and personnel. These companies may face rapid product obsolescence as well as unexpected risks and costs related to new product introduction and technological developments, such as artificial intelligence and machine learning. Technology companies may be adversely affected by disruptions to supply chains and distribution networks as well as issues at third-party partners. They are heavily dependent on patent and other intellectual property rights, and the loss or impairment of these rights may adversely affect their profitability. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action. These companies also may be adversely affected by, among other things, actual or perceived security vulnerabilities or other defects in their products and services, which may result in lawsuits, government enforcement actions and other remediation costs.
Tracking Error Risk. A Fund that tracks an index is subject to the risk of “tracking error,” which is the divergence of a Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in a Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by a Fund that the Underlying Index does not incur; a Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by a Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from a Fund’s obligation, if any, for foreign withholding taxes; the requirements for a Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index, such as during a rebalancing or reconstitution; and impacts to a Fund of complying with certain regulatory requirements or limits. A Fund that tracks an index composed of a large number of securities or other assets may experience greater tracking error than a Fund that tracks a more narrow index. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions.
U.S. Economic Risk. The U.S. is a significant trading partner of, or foreign investor in, a number of countries. As a result, the economic conditions of such countries may be particularly affected by changes in the U.S. economy, such as a decrease in U.S. imports or exports, changes in trade regulations, changes in the U.S. dollar exchange rate or an economic slowdown in the U.S. Any such event may have an adverse effect on the economies of U.S. trading partners and the securities issuers in such countries, which in turn could negatively impact a Fund’s investments. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system.
Valuation Risk. The price that a Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The price received by a Fund also may differ from the value used by the Underlying Index (if
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applicable). Because non-U.S. exchanges or markets may be open on days or during time periods when a Fund does not price its shares, the value of the securities or other assets in a Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares.
In addition, for purposes of calculating a Fund’s NAV, the value of assets denominated in non-U.S. currencies (if any) is translated into U.S. dollars at the prevailing market rates. For a Fund that tracks an Underlying Index, this may result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index. Authorized Participants that create or redeem Fund shares on days when a Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
Portfolio Holdings Information
A description of the policies and procedures with respect to the disclosure of the Funds’ portfolio securities and other assets (as applicable) is available in the applicable Statement of Additional Information (“SAI”). Each Fund discloses its portfolio holdings daily at www.iShares.com. Fact sheets providing information about each Fund’s top holdings are posted on www.iShares.com when available and may be requested by calling 1-800-iShares (1-800-474-2737).
Management of the Funds
Investment Adviser
As investment adviser, BFA has overall responsibility for the general management and administration of the Funds. BFA provides an investment program for the Funds and manages the investment of the Funds’ assets. In seeking to achieve the Funds’ respective investment objectives, BFA uses teams of portfolio managers, investment strategists and other investment specialists and may draw upon the trading, research and expertise of its affiliates. This team approach brings together many disciplines and leverages BFA’s extensive resources.
BFA is an indirect majority-owned subsidiary of BlackRock, Inc. (“BlackRock”) and is located at 400 Howard Street, San Francisco, CA 94105. As of September 30, 2025, BFA and its affiliates provided investment advisory services for assets of approximately $13.5 trillion.
From time to time, an employee of BlackRock may express views regarding a particular security or other instrument, asset class, company, industry, or market sector. Such views are the views of only that individual as of the time expressed. They do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Such views may change at any time based upon market or other conditions, and BlackRock has no responsibility to update such views. You should not rely on any such views as investment advice or as an indication of trading intent on behalf of a Fund.
Fees and Expenses
Pursuant to the Investment Advisory Agreement between BFA and the Trust (entered into on behalf of the Funds), BFA is responsible for substantially all expenses of each Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, and litigation expenses and any extraordinary expenses (as determined by a majority of the Trustees who are not “interested persons” of the Trust). Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.
A discussion regarding the basis for the approval by the Trust's Board of Trustees (the “Board”) of the Investment Advisory Agreement with BFA is available in the Funds' Form N-CSR filed with the SEC for the period ended July 31 and in the applicable financial statements and additional information documents posted at www.iShares.com.
For its investment advisory services to each Fund, for the fiscal year ended July 31, 2025, BFA was paid a management fee from each Fund, as a percentage of the Fund’s average daily net assets, net of any applicable waivers, at the annual rate set forth in the table below. If BFA has contractually agreed to waive a portion of its management fees for a Fund, the contractual waiver may be terminated prior to its expiration date only upon written agreement of the Trust and BFA. In addition, BFA may from time to time voluntarily waive and/or reimburse fees or expenses to reduce a Fund’s total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.

Fund	Management Fee
iShares Core MSCI EAFE ETF	0.07%
iShares Core MSCI Europe ETF	0.09%
iShares Core MSCI International Developed Markets ETF	0.04%
iShares Core MSCI Pacific ETF	0.09%
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Fund	Management Fee
iShares Core MSCI Total International Stock ETF	0.07%[1]
iShares Low Carbon Optimized MSCI ACWI ETF	0.20%
iShares MSCI ACWI ETF	0.31%[1,2]
iShares MSCI ACWI ex U.S. ETF	0.31%[1,2]
iShares MSCI All Country Asia ex Japan ETF	0.69%[1,2]
iShares MSCI China A ETF	0.60%
iShares MSCI EAFE ETF	0.31%[2]
iShares MSCI Europe Financials ETF	0.48%
iShares MSCI Kokusai ETF	0.25%
1BFA has contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other series of the Trust and iShares, Inc. through November 30, 2026. The contractual waiver may be terminated prior to November 30, 2026 only upon the written agreement of the Trust and BFA.
2The management fee schedule for the Fund, including its breakpoint pricing arrangements, is described in the Fund’s Statement of Additional Information.
Portfolio Managers
The Portfolio Managers for each Fund are responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their respective portfolio management teams to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy and overseeing members of their respective teams who have more limited responsibilities.
Jennifer Hsui, Matt Waldron, Peter Sietsema and Steven White are primarily responsible for the day-to-day management of the Funds.
Jennifer Hsui has been employed by BFA or its affiliates as a senior portfolio manager since 2007. She is a Managing Director of BlackRock, Inc.
Matt Waldron has been employed by BFA or its affiliates as a portfolio manager since 2003. He is a Managing Director of BlackRock, Inc.
Peter Sietsema has been employed by BFA or its affiliates as a portfolio manager since 2007. He is a Director of BlackRock, Inc.
Steven White has been employed by BFA or its affiliates as a portfolio manager since 2013. He is a Director of BlackRock, Inc.
Each Fund’s SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership (if any) of shares of the Funds.
Administrator, Custodian and Transfer Agent
The administrator, custodian and transfer agent for each Fund is indicated in the table below.
Fund	The Bank of New York Mellon	Citibank, N.A.	JPMorgan Chase Bank, N.A.	State Street Bank and Trust Company
iShares Core MSCI EAFE ETF*		✓
iShares Core MSCI Europe ETF*		✓
iShares Core MSCI International Developed Markets ETF*		✓
iShares Core MSCI Pacific ETF*				✓
iShares Core MSCI Total International Stock ETF*		✓
iShares Low Carbon Optimized MSCI ACWI ETF*				✓
iShares MSCI ACWI ETF*				✓
iShares MSCI ACWI ex U.S. ETF*				✓
iShares MSCI All Country Asia ex Japan ETF*		✓
iShares MSCI China A ETF*				✓
iShares MSCI EAFE ETF*		✓
iShares MSCI Europe Financials ETF*		✓
iShares MSCI Kokusai ETF*				✓
*JPMorgan Chase Bank, N.A. serves as custodian for the Fund in connection with certain securities lending activities.
Conflicts of Interest
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The investment activities of BFA and its affiliates (including BlackRock and its subsidiaries (collectively, the “Affiliates”)), and their respective directors, officers or employees, in managing their own accounts and other accounts, may present conflicts of interest that could disadvantage a Fund and its shareholders.
BFA and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and in the ordinary course of business may engage in activities in which their interests or the interests of other clients may conflict with those of a Fund. BFA and its Affiliates act, or may act, as an investor, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, trader, lender, index provider, agent and/or principal. BFA and its Affiliates may have other direct and indirect interests in securities, currencies, commodities, derivatives and other assets in which a Fund may directly or indirectly invest.
BFA and its Affiliates may engage in proprietary trading and advise accounts and other funds that have investment objectives similar to those of a Fund and/or that engage in and compete for transactions in the same or similar types of securities, currencies and other assets as are held by a Fund. This may include transactions in securities issued by other open-end and closed-end investment companies, including investment companies that are affiliated with the Fund and BFA, to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”). The trading activities of BFA and its Affiliates are carried out without reference to positions held directly or indirectly by a Fund. These activities may result in BFA or an Affiliate having positions in assets that are senior or junior to, or that have interests different from or adverse to, the assets held by a Fund.
A Fund may invest in securities issued by, or engage in other transactions with, entities with which an Affiliate has significant debt or equity investments or other interests. A Fund may also invest in issuances (such as debt offerings or structured notes) for which an Affiliate is compensated for providing advisory, cash management or other services. A Fund also may invest in securities of, or engage in other transactions with, entities for which an Affiliate provides or may provide research coverage or other analysis.
An Affiliate may have business relationships with, and receive compensation from, distributors, consultants or others who recommend a Fund or who engage in transactions with or for a Fund.
Neither BlackRock nor any Affiliate is under any obligation to share any investment opportunity, idea or strategy with a Fund. As a result, an Affiliate may compete with a Fund for appropriate investment opportunities. The results of a Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate. It is possible that a Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.
In addition, a Fund may enter into transactions in which BFA or an Affiliate or their directors, officers, employees or clients have an adverse interest. A Fund may be adversely impacted by the effects of transactions undertaken by BFA or an Affiliate or their directors, officers, employees or clients.
From time to time, BlackRock or its advisory clients (including other funds and accounts) may, subject to compliance with applicable law, purchase and hold shares of a Fund. The price, availability, liquidity, and (in some cases) expense ratio of a Fund may be impacted by purchases and sales of the Fund by BlackRock or its advisory clients.
A Fund’s activities may be limited because of regulatory restrictions applicable to BFA or an Affiliate or their policies designed to comply with such restrictions.
Under a securities lending program approved by the Board, the Funds have retained BTC, an Affiliate of BFA, to serve as their securities lending agent to the extent that they participate in the securities lending program. For these services, the securities lending agent will receive a fee from the participating Fund based on the returns earned on the Fund’s lending activities, including investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which a Fund may lend its portfolio securities under the securities lending program.
Under an ETF Services Agreement, certain Funds have retained BlackRock Investments, LLC (the “Distributor” or “BRIL”), an Affiliate of BFA, to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL has engaged Citibank, N.A. (“Citibank”) as a subcontractor to provide certain ETF Services. BRIL retains a portion of the standard transaction fee received from Authorized Participants on each creation or redemption order from the Authorized Participant for the ETF Services provided. BlackRock collaborated with, and received payment from, Citibank on the design and development of the ETF Services platform. Citibank has, and from time to time may develop, additional relationships with BlackRock or funds managed by BFA and its Affiliates.
BlackRock and its Affiliates may benefit from a Fund using a BlackRock index by creating increasing acceptance in the marketplace for such indexes. BlackRock and its Affiliates are not obligated to license an index to a Fund, and no Fund is under an obligation to use a BlackRock index. The terms of a Fund’s index licensing agreement with BlackRock or its Affiliates may not be as favorable as the terms offered to other licensees.
The activities of BFA and its Affiliates and their respective directors, officers or employees may give rise to other conflicts of interest that could disadvantage a Fund and its shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest. Please see the SAI for further information.
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Shareholder Information
Additional shareholder information, including how to buy and sell shares of the Funds, is available free of charge by calling toll-free 1-800-iShares (1-800-474-2737) or visiting www.iShares.com.
Buying and Selling Shares
Transactions in shares of the Funds occur in the primary market and the secondary market. Primary market transactions, known as “creations” and “redemptions,” occur only between the Funds and Authorized Participants (i.e., financial institutions that are authorized to participate in such transactions), as described in the Creations and Redemptions section below.
Fund shares are listed on U.S. national securities exchanges, where they can be bought and sold throughout the trading day at market prices, like shares of other publicly traded companies. A Fund’s shares may also be available in other secondary markets, such as on non-U.S. exchanges and through funds or structured investment vehicles similar to depositary receipts. The Funds do not impose any minimum investment for Fund shares purchased on an exchange or otherwise in the secondary market.
Buying or selling Fund shares on an exchange or other secondary market generally involves two types of costs that are common in securities transactions. First, when buying or selling Fund shares through a broker, you may incur a brokerage commission and other charges. The commission is frequently a fixed amount; it may be a significant proportional cost if you are seeking to buy or sell small amounts of shares. Second, you may incur the cost of the “spread,” which is any difference between the bid price and the ask price for the shares. The spread varies over time based on a Fund’s trading volume and market liquidity. Generally, the spread is smaller if a Fund has high trading volume and market liquidity, and larger if a Fund has lower trading volume and market liquidity. The latter is often the case for newly launched or smaller funds. A Fund’s spread may also be impacted by the liquidity (or lack thereof) of the underlying securities or other assets held by the Fund, particularly for newly launched or smaller funds, or by instances of significant volatility of the underlying assets.
The U.S. national securities exchanges that list Fund shares are open for trading Monday through Friday and are closed on weekends and the following holidays (or the days on which they are observed): New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Investments in Investment Companies
Section 12(d)(1) of the 1940 Act generally restricts investments by investment companies, including foreign and unregistered investment companies, in the securities of other investment companies. For example, a registered investment company (the “Acquired Fund”), such as the Funds, may not knowingly sell or otherwise dispose of any security issued by the Acquired Fund to any investment company (the “Acquiring Fund”) or any company or companies controlled by the Acquiring Fund if, immediately after such sale or disposition: (i) more than 3% of the total outstanding voting stock of the Acquired Fund is owned by the Acquiring Fund and any company or companies controlled by the Acquiring Fund, or (ii) more than 10% of the total outstanding voting stock of the Acquired Fund is owned by the Acquiring Fund and other investment companies and companies controlled by them.
Notwithstanding the foregoing, registered investment companies are permitted to invest in a Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in Rule 12d1-4 under the 1940 Act. To make such an investment in an Acquired Fund, a registered investment company must, among other things, enter into an agreement with the Trust. If an Acquired Fund invests significantly in other registered investment companies in reliance on Rule 12d1-4, an Acquiring Fund will not be permitted to rely on Rule 12d1-4 and invest in the Fund beyond the Section 12(d)(1) limits. Any investment company interested in purchasing shares of a Fund beyond the limits set forth in Section 12(d)(1) should contact BFA.
Foreign investment companies are permitted to invest in a Fund only up to the limits set forth in Section 12(d)(1), subject to any applicable SEC no-action relief.
Book Entry
Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”), which serves as the securities depository for shares of the Funds, or its nominee is the record owner of, and holds legal title to, all outstanding shares of the Funds.
Investors owning Fund shares are beneficial owners as shown on the records of DTC or its participants. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Fund shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of Fund shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities held in book-entry or “street name” form.
Share Prices
The trading prices of a Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and are affected by various factors, such as the supply of and demand for ETF shares and the securities or other assets held by a Fund as well as other market and economic conditions.
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Determination of Net Asset Value
The NAV of a Fund normally is determined once daily Monday through Friday, on each day that the New York Stock Exchange (“NYSE”) is open for trading. The NAV generally is determined as of the close of the NYSE’s regular trading hours, normally 4:00 p.m. Eastern time, based on prices at the time of closing.
Any Fund assets or liabilities that are denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers.
The NAV of a Fund is calculated by dividing the value of the Fund’s net assets (i.e., the value of its total assets, including the value of any underlying fund shares in which the Fund invests, less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent. The value of a Fund’s assets and liabilities is determined pursuant to BFA’s valuation policies and procedures. BFA has been designated by the Board as the valuation designee for each Fund pursuant to Rule 2a-5 under the Investment Company Act.
Equity securities and other equity instruments (except ETF options, equity index options or those that are customized) for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) that are not traded on an exchange are valued at net asset value. Shares of underlying ETFs and closed-end funds that trade on exchanges are valued at their most recent market closing price.
Fixed-income securities and certain derivative instruments are valued using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Funds’ approved independent third-party pricing services, each in accordance with BFA’s valuation policies and procedures. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a Fund. The amortized cost method of valuation may be used with respect to debt obligations with 60 days or less remaining to maturity unless BFA determines in good faith that such method does not represent fair value.
Generally, trading in certain instruments (e.g., non-U.S. securities, money market instruments, etc.) is substantially completed each day at various times prior to the close of the NYSE’s regular trading hours. The values of such instruments used in computing a Fund’s NAV are determined as of such times.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Customized exchange-traded equity options, ETF options, equity index options and other derivatives may be valued using a mathematical model that may incorporate a number of market data factors.
When market quotations are not readily available or are believed by BFA to be unreliable, BFA will fair value a Fund’s investments in accordance with its policies and procedures. Fair value represents a good faith approximation of the value of an asset or liability. It is the amount that the Fund might reasonably expect to receive from the current sale of an asset or the cost to extinguish a liability in an arm’s-length transaction.
BFA may conclude that a market quotation is not readily available or is unreliable if:
■
An asset or liability does not have a price source due to its lack of trading or other reasons;
■
A market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value;
■
An asset or liability is thinly traded;
■
There is a significant event subsequent to the most recent market quotation; or
■
The trading market on which an instrument is listed is suspended or closed and no appropriate alternative trading market is available.
A “significant event” is deemed to occur if BFA determines, in its reasonable business judgment prior to or at the time of pricing a Fund’s assets or liabilities, that the event is likely to cause a material change to the last exchange closing price or closing market price of one or more of the Fund’s assets or liabilities.
Valuing a Fund’s investments using fair value pricing may result in prices that differ from current market valuations and that may not be the prices at which those investments could have been sold during the period for which the particular fair values were used. For an index Fund, the use of both fair value prices and current market valuations in a particular NAV calculation could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index. This could, in turn, result in a difference between the Fund’s performance and the performance of its underlying index.
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Dividends and Distributions
General Policies. A Fund generally declares and pays dividends from net investment income, if any, at least once a year. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for a Fund. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a regulated investment company (“RIC”) or to avoid the imposition of income or excise taxes on undistributed income or realized gains.
Dividends and other distributions on Fund shares are distributed on a pro rata basis to beneficial owners of the shares. Dividend payments and other distributions are made through DTC participants and indirect participants to beneficial owners then of record with proceeds received from the Funds.
Dividend Reinvestment Service. No dividend reinvestment service is provided by the Trust. Broker-dealers may make the DTC book-entry Dividend Reinvestment Program available to beneficial owners of Fund shares for the reinvestment of distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation. Brokers may require beneficial owners to adhere to specific procedures and timetables. If the program is used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Fund shares purchased in the secondary market.
Note on Tax Information. The following sections summarize some of the consequences under current U.S. federal tax law of an investment in a Fund. This information is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of Fund shares. Distributions that are attributable to interest from U.S. federal government obligations may be exempt from certain state and local tax. Consult your personal tax advisor about the potential tax consequences of an investment in Fund shares under all applicable tax laws.
Taxes
As with any investment, you should consider how your investment in shares of a Fund will be taxed, including possible tax consequences when a Fund makes distributions or when you sell Fund shares. The tax information in this Prospectus is provided as general information, based on current law. You should consult your own tax professional about the tax consequences of an investment in shares of a Fund. There is no guarantee that shares of a Fund will receive certain regulatory or accounting treatment.
Taxes on Fund Distributions
Shareholders in a Fund will receive information after the end of each calendar year setting forth the amount of dividends and long-term capital gains distributed to them by the Fund during the prior year, if any. Likewise, the amount of tax-exempt income, if any, that a Fund distributes will be reported. Such income must be reported on the shareholder’s U.S. federal income tax return.
In general, distributions are subject to U.S. federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.
Capital Gains. Distributions from a Fund’s net investment income (other than qualified dividend income or from net tax-exempt income, if any), including distributions of income from securities lending and distributions out of a Fund’s net short-term capital gains, if any, are taxable to you as ordinary income. Distributions by a Fund of net long-term capital gains, if any, in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held the Fund’s shares. Long-term capital gains and qualified dividend income are generally eligible for taxation at preferential rates for non-corporate shareholders. However, different preferential rates may apply depending on the type of capital gains, such as Fund distributions of certain amounts received from real estate investment trusts (“REITs”), if any.
Return of Capital. If a Fund’s distributions exceed current and accumulated earnings and profits, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold. Once a shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gains, if the shareholder holds shares of the Fund as capital assets. Distributions in excess of a Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to shareholders and will not constitute nontaxable returns of capital.
Qualified Dividend Income. Distributions by a Fund that qualify as qualified dividend income, if any, are taxable to you at long-term capital gain rates. Dividends will be qualified dividend income to you if they are attributable to qualified dividend income received by a Fund. Generally, qualified dividend income includes dividend income from stock issued by taxable U.S. corporations and qualified non-U.S. corporations, provided that the Fund satisfies certain holding period requirements and has not hedged its position in the stock in certain ways. For this purpose, a qualified non-U.S. corporation means any non-U.S. corporation that is eligible for benefits under a comprehensive income tax treaty with the U.S., which includes an exchange of information program, or if the stock with respect to which the dividend was paid is readily tradable on an established U.S. securities market. The term excludes a corporation that is a passive foreign investment company.
Dividends received by a Fund from a RIC, if any, generally are qualified dividend income only to the extent that such dividend distributions are made out of qualified dividend income received by such RIC. Additionally, it is expected that dividends received by a Fund from a REIT, if any,
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and distributed to a shareholder generally will be taxable to the shareholder as ordinary income. However, a Fund may report dividends eligible for a 20% “qualified business income” deduction for non-corporate U.S. shareholders to the extent that the Fund’s income is derived from ordinary REIT dividends, reduced by allocable Fund expenses.
For a dividend to be treated as qualified dividend income, the dividend must be received with respect to a share of stock held without being hedged by the relevant Fund, and with respect to a share of the Fund held without being hedged by you, for 61 days during the 121-day period beginning at the date that is 60 days before the date on which such share becomes ex-dividend with respect to such dividend or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date.
Fund distributions, to the extent attributable to dividends from U.S. corporations, will be eligible for the dividends received deduction for Fund shareholders that are corporations, subject to certain hedging and holding requirements.
Substitute dividends received by a Fund with respect to dividends paid on securities lent out, if any, will not be qualified dividend income.
Medicare Tax. A 3.8% U.S. federal Medicare contribution tax is imposed on “net investment income,” including, but not limited to, interest, dividends, and net gain, of U.S. individuals with income exceeding $200,000 (or $250,000 if married and filing jointly) and of estates and trusts.
Alternative Minimum Tax. The AMT is a separate U.S. federal tax system that operates in parallel to the regular federal income tax system but eliminates many deductions and exclusions. The AMT has different tax rates and treats as taxable certain types of income that are nontaxable for regular income tax purposes, such as the interest on certain “private activity” municipal bonds. If a taxpayer’s overall AMT liability is higher than regular income tax liability, then the taxpayer owes the regular income tax liability plus the difference between the AMT liability and the regular income tax liability.
Original Issue Discount and Inflation-Related Adjustments
Accruals of “original issue discount” on bonds that a Fund acquires at a discount and adjustments for inflation to the principal amount of an inflation-protected U.S. Treasury bond held by a Fund may be included for tax purposes in the Fund’s gross income, even though no cash attributable to such gross income has at that point been received by the Fund. In such event, the Fund may be required to make annual distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, the Fund may be required to raise cash by selling portfolio investments. The sale of such investments could result in capital gains to the Fund and additional capital gains distributions to Fund shareholders. In addition, any deflation-related adjustments during the taxable year to an inflation-indexed bond held by a Fund may cause amounts distributed in the taxable year as income to be characterized as a return of capital.
Market Discount Bonds
Any market discount recognized on a bond, including a tax-exempt interest bond, is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. To the extent that a Fund does not include the market discount in income as it accrues, gains on the Fund’s disposition of such an obligation will be treated as ordinary income rather than capital gains to the extent of the accrued market discount.
Derivatives and Other Complex Instruments
A Fund may invest in derivatives and other complex instruments, and such investments may be subject to special and complicated rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gains, accelerate the recognition of income to a Fund or defer a Fund’s ability to recognize losses. In addition, these rules may affect the amount, timing or character of income distributed to you by a Fund. You should consult your personal tax advisor regarding the application of these rules.
Non-U.S. Income Taxes
Dividends, interest and capital gains (if any) earned by a Fund with respect to securities issued by non-U.S. issuers may give rise to withholding, capital gains and other taxes imposed by non-U.S. countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If, at the close of a year, more than 50% of a Fund’s total assets consist of non-U.S. stocks or securities (generally, for this purpose, depositary receipts, no matter where traded, of non-U.S. companies are treated as “non-U.S.”), generally the Fund may “pass through” to you certain non-U.S. income taxes, including withholding taxes, paid by the Fund. This means that you would be considered to have received as an additional dividend your share of such non-U.S. taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income or, subject to certain limitations, a credit in calculating your U.S. federal income tax. No deduction for such taxes will be permitted to individuals in computing their alternative minimum tax liability. If a Fund does not pass through non-U.S. taxes, the Fund will be entitled to claim a deduction for certain foreign taxes that it incurs.
Under certain circumstances, if a Fund receives a refund of foreign taxes paid with respect to a prior year, the value of Fund shares could be affected or any foreign tax credits or deductions passed through to shareholders with respect to the Fund’s foreign taxes for the current year could be reduced.
If, at the close of the year, more than 50% of a Fund’s total assets consist of stocks or securities issued by non-U.S. issuers, including depositary receipts (no matter where traded) of non-U.S. companies, or, at the close of each quarter, more than 50% of a Fund’s total assets
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consist of shares of an Underlying Fund, the Fund may “pass-through” to you certain non-U.S. income taxes (including withholding taxes) paid by the Fund or, if its assets meet these requirements, the Underlying Fund.
For purposes of foreign tax credits for U.S. shareholders of a Fund, foreign capital gains taxes may not produce associated foreign source income, limiting the availability of such credits for U.S. persons.
Non-U.S. Shareholders
If you are neither a resident nor a citizen of the U.S. or if you are a non-U.S. entity (other than a pass-through entity to the extent owned by U.S. persons), a Fund’s ordinary income dividends, if any, generally will be subject to a 30% U.S. federal withholding tax, unless a lower treaty rate applies. However, withholding tax generally will not apply to any gain or income realized by a non-U.S. shareholder upon the sale or other disposition of Fund shares or with respect to certain distributions paid to a non-U.S. shareholder and reported by the Fund as capital gain dividends, interest-related dividends or short-term capital gain dividends.
Separately, a 30% withholding tax may be imposed on Fund distributions (if any) paid to certain foreign entities, unless such entities comply, or are deemed compliant, with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts.
Backup Withholding
If you are a resident or a citizen of the U.S. and you have not provided a taxpayer identification number or social security number and made other required certifications, by law, backup withholding at a 24% rate will apply to Fund distributions and proceeds (if any).
Securities Lending
If your shares of a Fund are loaned out pursuant to a securities lending arrangement, you may lose the ability to treat Fund dividends that are paid while the shares are held by the borrower as qualified dividend income, and you may lose the ability to use non-U.S. tax credits passed through by the Fund.
Fund of Funds
If a Fund invests in an Underlying Fund, short-term capital gains earned by the Underlying Fund, if any, will be ordinary income when distributed to the Fund and will not be offset by the Fund’s capital losses. To the extent such Fund is expected to invest in an Underlying Fund, the Fund’s realized losses on sales of shares of the Underlying Fund may be indefinitely or permanently deferred as “wash sales.” Capital loss carryforwards of the Underlying Fund, if any, will not offset net capital gains of the Fund.
Taxes on the Sale of Exchange-Listed Fund Shares
Any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term capital gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares that have been held for one year or less is generally treated as a short-term capital gain or loss. However, any capital loss on a sale of Fund shares held for six months or less is treated as a long-term capital loss to the extent that capital gain dividends were paid with respect to such shares. Any such capital gains, including from sales of Fund shares or from capital gain dividends, are included in “net investment income” for purposes of the 3.8% U.S. federal Medicare contribution tax mentioned above.
Creations and Redemptions
Prior to being traded in the secondary market, Fund shares are “created” at NAV by Authorized Participants (i.e., market makers, large investors and other financial institutions) in block-size Creation Units or multiples thereof. Fund shares are created or redeemed only in Creation Units, and only Authorized Participants may create or redeem Creation Units with the Funds.
Each Authorized Participant is a member or participant of a clearing agency registered with the SEC and has entered into a written agreement with the Funds’ Distributor, an affiliate of BFA. The agreement allows the Authorized Participant to place orders for the purchase and redemption of Creation Units. Authorized Participants may create or redeem Creation Units for their own accounts or for customers, including, without limitation, affiliates of the Funds. Creation transactions are subject to acceptance by the Distributor and the relevant Fund.
Generally, there are three transaction methods for creating and redeeming Fund shares: in-kind securities (“in-kind”), partial cash and all cash.
In-Kind. In a creation transaction, an Authorized Participant deposits into a Fund a “creation basket,” which is a portfolio of securities or other assets designated by the Fund, as well as a cash amount. The Authorized Participant receives a specified number of Creation Units in return. In a redemption transaction, an Authorized Participant deposits Creation Units with a Fund and receives from the Fund a “redemption basket,” which is a portfolio of securities or other assets designated by the Fund, as well as a cash amount.
Partial Cash. In a creation transaction, an Authorized Participant deposits into a Fund a creation basket and a cash amount, including cash that replaces a security or other asset in the creation basket, in exchange for Creation Units. In a redemption transaction, an Authorized Participant deposits Creation Units with a Fund and receives from the Fund a redemption basket and a cash amount, including cash that replaces a security or other asset in the redemption basket.
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All Cash. In a creation transaction, an Authorized Participant deposits into a Fund an amount of cash specified by the Fund in exchange for Creation Units. In a redemption transaction, an Authorized Participant deposits Creation Units with a Fund and receives from the Fund a specified amount of cash.
The creation and redemption baskets for a Fund may differ in composition, and certain iShares ETFs accept “custom baskets.” More information about custom baskets is provided in the Funds’ SAI.
Each Fund generally engages in creation and redemption transactions according to the method indicated in the table below. In certain circumstances, however, a Fund may use another transaction method (e.g., an in-kind Fund may transact partially or fully in cash).

Fund	In-Kind	Partial	All Cash
iShares Core MSCI EAFE ETF		✓
iShares Core MSCI Europe ETF	✓
iShares Core MSCI International Developed Markets ETF		✓
iShares Core MSCI Pacific ETF	✓
iShares Core MSCI Total International Stock ETF		✓
iShares Low Carbon Optimized MSCI ACWI ETF		✓
iShares MSCI ACWI ETF		✓
iShares MSCI ACWI ex U.S. ETF		✓
iShares MSCI All Country Asia ex Japan ETF		✓
iShares MSCI China A ETF			✓
iShares MSCI EAFE ETF	✓
iShares MSCI Europe Financials ETF	✓
iShares MSCI Kokusai ETF	✓
The prices at which creations and redemptions occur are based on the next calculation of a Fund’s NAV after a creation or redemption order is tendered in an acceptable form under the Authorized Participant agreement. In the event of a system failure or other interruption, including disruptions at market makers or Authorized Participants, creation and redemption orders may not be executed according to a Fund’s instructions or may not be executed at all.
Additional information about the creation and redemption of Creation Units (including the cut-off times for the receipt of creation and redemption orders) is included in the Funds’ SAI.
The Funds do not impose restrictions on the frequency of purchases and redemptions of Fund shares directly with a Fund. The Board determined not to adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of Fund shares because each Fund generally sells and redeems its shares directly through transactions that are in-kind and/or for cash, with a deadline for placing cash-related transactions no later than the close of the primary markets for the Fund’s portfolio securities. However, the Funds have taken certain measures (e.g., imposing transaction fees on purchases and redemptions of Creation Units and reserving the right to reject purchases of Creation Units under certain circumstances) to minimize the potential consequences of frequent cash purchases and redemptions by Authorized Participants, such as increased tracking error, disruption of portfolio management, dilution to the Funds, and/or increased transaction costs. Further, the vast majority of trading in Fund shares occurs on the secondary market, which does not involve the Funds directly, and such trading is unlikely to cause many of the harmful effects of frequent cash purchases or redemptions of Fund shares.
To the extent a Fund engages in in-kind transactions, the Fund intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined in Rule 144A under the 1933 Act, will not be able to receive restricted securities eligible for resale under Rule 144A.
Because Fund shares may be created and issued on an ongoing basis, at any point during the life of a Fund a “distribution,” as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.
Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.
34

Householding
Householding is an option available to certain Fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Abu Dhabi Global Market Disclosures
The following applies with respect to iShares Core MSCI International Developed Markets ETF and iShares MSCI ACWI ETF:
This Prospectus may not be distributed in or from the Abu Dhabi Global Market except to such persons meeting the “Professional Client” criteria set out in Rule 2.4.1 of the conduct of business rules (“COBs”) in the Financial Services Regulatory Authority of the Abu Dhabi Global Market (“FSRA”) handbook. This Prospectus and any related document are strictly not directed to any person who would be considered a “Retail Client” in the ADGM under the COBs.
No Fund is subject to any form of regulation or approval by the FSRA. The FSRA accepts no responsibility for reviewing or verifying the Prospectus or any other documents in connection with any Fund. Accordingly, the FSRA has not approved this Prospectus or any other associated documents nor taken any steps to verify the information set out in this Prospectus and has no responsibility for it.
The shares of a Fund may be illiquid and/or subject to restrictions on their resale with respect to Professional Clients in the ADGM. Prospective investors should conduct their own due diligence on a Fund.
If you do not understand the contents of this Prospectus, you should consult your personal financial advisor.
Distribution
The Distributor or its agent distributes Creation Units for the Funds on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor has no role in determining the policies of the Funds or the securities or other assets (as applicable) that are purchased or sold by the Funds. The Distributor’s principal address is 50 Hudson Yards, New York, NY 10001.
BFA or its affiliates make payments to broker-dealers, registered investment advisers, banks or other intermediaries (together, “intermediaries”) related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, data provision services, or their making shares of the Funds available to their customers generally and in certain investment programs. Such payments, which may be significant to the intermediary, are not made by the Funds. Rather, such payments are made by BFA or its affiliates from their own resources, which come directly or indirectly in part from fees paid by the Funds. Payments of this type are sometimes referred to as revenue-sharing payments. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the payments or other financial incentives the intermediary is eligible to receive. Therefore, such payments or other financial incentives that are offered or made to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend the Funds over another investment. More information regarding these payments is contained in the applicable SAI. Please contact your salesperson or other investment professional for more information regarding any such payments that their firm may receive from BFA or its affiliates.
Financial Highlights
The financial highlights table for each Fund is intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the period since the Fund’s inception. Certain information reflects financial results for a single Fund share. The total return information represents the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, is included in each Fund’s Form N-CSR (available upon request).
35

For a share outstanding throughout each period:

	iShares Core MSCI EAFE ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$74.79	$69.41	$61.88	$75.40	$58.48
Net investment income(a)	2.30 (b)	2.08	2.03 (b)	2.10 (b)	1.76
Net realized and unrealized gain (loss)(c)	6.99	5.58	7.12	(12.90)	16.86
Net increase (decrease) from investment operations	9.29	7.66	9.15	(10.80)	18.62
Distributions from net investment income(d)	(2.60)	(2.28)	(1.62)	(2.72)	(1.70)
Net asset value, end of year	$81.48	$74.79	$69.41	$61.88	$75.40
Total Return(e)
Based on net asset value	12.65%(b)	11.24%	14.94%(b)	(14.58)%(b)	31.95%
Ratios to Average Net Assets(f)
Total expenses	0.07%	0.07%	0.07%	0.07%	0.08%
Total expenses excluding professional fees for foreign withholding tax claims	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income	3.01%(b)	2.97%	3.21%(b)	3.00%(b)	2.55%(b)
Supplemental Data
Net assets, end of year (000)	$140,934,690	$120,159,549	$102,003,706	$88,823,464	$99,092,545
Portfolio turnover rate(g)	3%	2%	3%	4%	2%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended  July 31, 2025, July 31, 2023 and July 31, 2022, respectively:
• Net investment income per share by $0.00, $0.02 and $0.01.
• Total return by 0.01%, 0.03% and 0.02%.
• Ratio of net investment income to average net assets by 0.00%, 0.03% and 0.02%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
For a share outstanding throughout each period:

	iShares Core MSCI Europe ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$58.39	$54.06	$47.25	$58.23	$44.41
Net investment income(a)	2.06 (b)	1.73 (b)	1.65 (b)	1.61 (b)	1.28
Net realized and unrealized gain (loss)(c)	5.77	4.36	6.67	(10.68)	13.91
Net increase (decrease) from investment operations	7.83	6.09	8.32	(9.07)	15.19
Distributions from net investment income(d)	(1.98)	(1.76)	(1.51)	(1.91)	(1.37)
Net asset value, end of year	$64.24	$58.39	$54.06	$47.25	$58.23
Total Return(e)
Based on net asset value	13.59%(b)	11.40%(b)	17.84%(b)	(15.80)%(b)	34.39%
Ratios to Average Net Assets(f)
Total expenses	0.10%	0.09%	0.11%	0.09%	0.09%
Total expenses excluding professional fees for foreign withholding tax claims	0.09%	0.09%	0.09%	0.09%	0.09%
Net investment income	3.42%(b)	3.17%(b)	3.36%(b)	2.98%(b)	2.46%
Supplemental Data
Net assets, end of year (000)	$6,719,153	$4,630,353	$4,389,834	$3,926,722	$5,287,174
Portfolio turnover rate(g)	4%	5%	5%	5%	3%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increase for the years ended July 31, 2025, July 31, 2024, July
31, 2023 and July 31, 2022, respectively:
• Net investment income per share by $0.08,  $0.01, $0.09 and $0.01.
• Total return by 0.10%,0.02%, 0.18% and 0.02%.
• Ratio of net investment income to average net assets by 0.14%, 0.02%, 0.18% and 0.01%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
36

For a share outstanding throughout each period:

	iShares Core MSCI International Developed Markets ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$67.73	$62.81	$56.46	$67.86	$52.39
Net investment income(a)	2.15 (b)	1.88 (b)	1.83 (b)	1.85	1.60
Net realized and unrealized gain (loss)(c)	6.93	5.04	5.94	(10.90)	15.42
Net increase (decrease) from investment operations	9.08	6.92	7.77	(9.05)	17.02
Distributions from net investment income(d)	(2.27)	(2.00)	(1.42)	(2.35)	(1.55)
Net asset value, end of year	$74.54	$67.73	$62.81	$56.46	$67.86
Total Return(e)
Based on net asset value	13.63%(b)	11.22%(b)	13.91%(b)	(13.57)%	32.63%
Ratios to Average Net Assets(f)
Total expenses	0.04%	0.04%	0.04%	0.05%	0.05%
Total expenses after fees waived	0.04%	0.04%	0.04%	0.05%	0.05%
Net investment income	3.08%(b)	2.97%(b)	3.15%(b)	2.93%	2.56%
Supplemental Data
Net assets, end of year (000)	$19,957,116	$14,110,677	$11,380,787	$7,377,094	$6,158,362
Portfolio turnover rate(g)	3%	3%	2%	6%	7%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2025, July 31, 2024 and
July 31, 2023 respectively:
• Net investment income per share by $0.03, $0.01 and $0.01.
• Total return by 0.04%, 0.01% and 0.02%.
• Ratio of net investment income to average net assets by 0.05%, 0.01% and 0.02%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
For a share outstanding throughout each period:

	iShares Core MSCI Pacific ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$63.72	$59.28	$54.78	$65.86	$52.60
Net investment income(a)	1.78	1.58	1.66	1.66	1.42
Net realized and unrealized gain (loss)(b)	4.40	4.77	4.14	(10.02)	13.15
Net increase (decrease) from investment operations	6.18	6.35	5.80	(8.36)	14.57
Distributions from net investment income(c)	(2.14)	(1.91)	(1.30)	(2.72)	(1.31)
Net asset value, end of year	$67.76	$63.72	$59.28	$54.78	$65.86
Total Return(d)
Based on net asset value	9.94%	11.01%	10.73%	(13.01)%	27.70%
Ratios to Average Net Assets(e)
Total expenses	0.09%	0.09%	0.09%	0.09%	0.09%
Net investment income	2.79%	2.66%	3.03%	2.72%	2.24%
Supplemental Data
Net assets, end of year (000)	$1,748,242	$2,032,570	$1,736,936	$1,501,051	$1,119,667
Portfolio turnover rate(f)	5%	5%	7%	16%	6%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
37

For a share outstanding throughout each period:

	iShares Core MSCI Total International Stock ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23(a)	Year Ended 07/31/22(a)	Year Ended 07/31/21(a)
Net asset value, beginning of year	$69.12	$64.95	$59.02	$72.22	$56.92
Net investment income(b)	2.04 (c)	1.86 (c)	1.87 (c)	1.93 (c)	1.58
Net realized and unrealized gain (loss)(d)	7.67	4.38	5.53	(12.82)	15.28
Net increase (decrease) from investment operations	9.71	6.24	7.40	(10.89)	16.86
Distributions from net investment income(e)	(2.35)	(2.07)	(1.47)	(2.31)	(1.56)
Net asset value, end of year	$76.48	$69.12	$64.95	$59.02	$72.22
Total Return(f)
Based on net asset value	14.30%(c)	9.84%(c)	12.72%(c)	(15.36)%(c)	29.71%
Ratios to Average Net Assets(g)
Total expenses	0.07%	0.07%	0.07%	0.09%	0.09%
Total expenses after fees waived	0.07%	0.07%	0.07%	0.09%	0.09%
Net investment income	2.87%(c)	2.88%(c)	3.14%(c)	2.87%(c)	2.35%
Supplemental Data
Net assets, end of year (000)	$45,695,162	$37,872,500	$33,091,639	$28,113,472	$30,065,795
Portfolio turnover rate(h)	3%	3%	3%	10%	7%
(a) Consolidated Financial Highlights.
(b) Based on average shares outstanding.
(c) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2025, July 31, 2024,
July 31, 2023 and July 31, 2022, respectively:
• Net investment income per share by $0.02, $0.01, $0.02 and $ $0.00.
• Total return by 0.02%, 0.02%, 0.04% and 0.01%.
• Ratio of net investment income to average net assets by 0.03%, 0.02%, 0.03% and 0.00%.

(d) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Portfolio turnover rate excludes in-kind transactions, if any.
For a share outstanding throughout each period:

	iShares Low Carbon Optimized MSCI ACWI ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$186.94	$161.66	$146.34	$167.23	$127.09
Net investment income(a)	3.25 (b)	3.04 (b)	2.86 (b)	2.83	2.49
Net realized and unrealized gain (loss)(c)	27.29	25.57	15.18	(20.67)	39.88
Net increase (decrease) from investment operations	30.54	28.61	18.04	(17.84)	42.37
Distributions from net investment income(d)	(3.97)	(3.33)	(2.72)	(3.05)	(2.23)
Net asset value, end of year	$213.51	$186.94	$161.66	$146.34	$167.23
Total Return(e)
Based on net asset value	16.46%(b)	17.91%(b)	12.50%(b)	(10.78)%	33.48%
Ratios to Average Net Assets(f)
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	1.65%(b)	1.81%(b)	1.97%(b)	1.76%	1.64%
Supplemental Data
Net assets, end of year (000)	$1,024,864	$962,749	$897,208	$907,313	$861,219
Portfolio turnover rate(g)	21%	24%	19%	20%	12%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31,2025 , July 31, 2024 and
July 31, 2023 respectively:
• Net investment income per share by $0.03, $0.01 and $0.01.
• Total return by 0.01%, 0.01% and 0.00%.
• Ratio of net investment income to average net assets by 0.02%, 0.01% and 0.00%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
38

For a share outstanding throughout each period:

	iShares MSCI ACWI ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$114.16	$99.29	$89.65	$101.96	$77.73
Net investment income(a)	1.85 (b)	1.75 (b)	1.72 (b)	1.72 (b)	1.42
Net realized and unrealized gain (loss)(c)	15.95	15.02	9.55	(12.09)	24.22
Net increase (decrease) from investment operations	17.80	16.77	11.27	(10.37)	25.64
Distributions from net investment income(d)	(2.03)	(1.90)	(1.63)	(1.94)	(1.41)
Net asset value, end of year	$129.93	$114.16	$99.29	$89.65	$101.96
Total Return(e)
Based on net asset value	15.70%(b)	17.06%(b)	12.75%(b)	(10.30)%(b)	33.14%
Ratios to Average Net Assets(f)
Total expenses	0.32%	0.32%	0.32%	0.32%	0.32%
Total expenses after fees waived	0.32%	0.32%	0.32%	0.32%	0.31%
Total expenses excluding professional fees for foreign withholding tax claims	0.31%	0.32%	0.32%	0.32%	0.32%
Net investment income	1.55%(b)	1.70%(b)	1.93%(b)	1.77%(b)	1.55%
Supplemental Data
Net assets, end of year (000)	$22,036,394	$18,219,793	$18,429,130	$18,127,377	$16,965,824
Portfolio turnover rate(g)	3%	4%	5%	5%	6%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31,2025, July 31, 2024 , July
31,2023 and July 31, 2022 respectively:
• Net investment income per share by $0.01, $0.03, $0.01 and $0.02.
• Total return by 0.01%, 0.03%, 0.01% and 0.02%.
• Ratio of net investment income to average net assets by 0.01%, 0.03%, 0.01% and 0.02%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
39

For a share outstanding throughout each period:

	iShares MSCI ACWI ex U.S. ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$54.36	$51.10	$46.36	$56.45	$45.11
Net investment income(a)	1.50 (b)	1.32 (b)	1.43 (b)	1.38 (b)	1.14
Net realized and unrealized gain (loss)(c)	6.01	3.44	4.49	(9.73)	11.31
Net increase (decrease) from investment operations	7.51	4.76	5.92	(8.35)	12.45
Distributions from net investment income(d)	(1.61)	(1.50)	(1.18)	(1.74)	(1.11)
Net asset value, end of year	$60.26	$54.36	$51.10	$46.36	$56.45
Total Return(e)
Based on net asset value	14.02%(b)	9.50%(b)	12.96%(b)	(15.04)%(b)	27.66%
Ratios to Average Net Assets(f)
Total expenses	0.32%	0.32%	0.34%	0.32%	0.32%
Total expenses after fees waived	0.32%	0.32%	0.34%	0.32%	0.31%
Total expenses excluding professional fees for foreign withholding tax claims	0.32%	0.32%	0.32%	0.32%	0.32%
Net investment income	2.67%(b)	2.60%(b)	3.04%(b)	2.62%(b)	2.14%
Supplemental Data
Net assets, end of year (000)	$6,363,046	$4,566,392	$4,619,435	$4,125,856	$4,290,381
Portfolio turnover rate(g)	5%	6%	5%	8%	10%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2025, July 31, 2024,
July 31,2023 and July 31, 2022 respectively:
• Net investment income per share by $0.01, $0.00, $0.06 and $0.01.
• Total return by 0.02%, 0.01%, 0.12% and 0.02%.
• Ratio of net investment income to average net assets by 0.03%, 0.01%, 0.12% and 0.02%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
For a share outstanding throughout each period:

	iShares MSCI All Country Asia ex Japan ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22(a)	Year Ended 07/31/21(a)
Net asset value, beginning of year	$72.34	$70.64	$68.05	$87.65	$75.15
Net investment income(b)	1.24	1.13	1.19	1.19	1.00
Net realized and unrealized gain (loss)(c)	12.01	1.94	2.58	(18.91)	12.46
Net increase (decrease) from investment operations	13.25	3.07	3.77	(17.72)	13.46
Distributions from net investment income(d)	(1.63)	(1.37)	(1.18)	(1.88)	(0.96)
Net asset value, end of year	$83.96	$72.34	$70.64	$68.05	$87.65
Total Return(e)
Based on net asset value	18.57%	4.60%	5.64%	(20.51)%	17.88%
Ratios to Average Net Assets(f)
Total expenses	0.72%	0.72%	0.70%	0.69%	0.69%
Total expenses after fees waived	0.69%	0.71%	0.70%	0.69%	0.69%
Net investment income	1.64%	1.69%	1.80%	1.49%	1.12%
Supplemental Data
Net assets, end of year (000)	$2,787,472	$2,358,376	$2,910,195	$3,348,191	$5,574,503
Portfolio turnover rate(g)	10%	11%	15%	20%	31%
(a) Consolidated Financial Highlights.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
40

For a share outstanding throughout each period:

	iShares MSCI China A ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$25.61	$31.18	$35.39	$41.70	$36.39
Net investment income(a)	0.44	0.61	0.54	0.46	0.52
Net realized and unrealized gain (loss)(b)	4.48	(5.07)	(3.92)	(6.29)	5.22
Net increase (decrease) from investment operations	4.92	(4.46)	(3.38)	(5.83)	5.74
Distributions from net investment income(c)	(0.74)	(1.11)	(0.83)	(0.48)	(0.43)
Net asset value, end of year	$29.79	$25.61	$31.18	$35.39	$41.70
Total Return(d)
Based on net asset value	19.34%	(14.19)%	(9.55)%	(14.18)%	15.79%
Ratios to Average Net Assets(e)
Total expenses	0.60%	0.60%	0.60%	0.60%	0.60%
Total expenses after fees waived	0.60%	0.44%	0.24%	0.24%	0.24%
Net investment income	1.58%	2.28%	1.70%	1.15%	1.24%
Supplemental Data
Net assets, end of year (000)	$198,091	$268,939	$328,988	$550,305	$627,526
Portfolio turnover rate(f)	48%(g)	73%(g)	26%(g)	64%	38%(g)
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars (“cash creations”).
(g) Portfolio turnover rate excluding cash creations was as follows:	11%	15%	13%	—	24%
41

For a share outstanding throughout each period:

	iShares MSCI EAFE ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$80.33	$74.40	$65.61	$79.41	$62.17
Net investment income(a)	2.26 (b)	2.04 (b)	2.00 (b)	2.09 (b)	1.90
Net realized and unrealized gain (loss)(c)	7.18	6.21	8.37	(12.88)	17.14
Net increase (decrease) from investment operations	9.44	8.25	10.37	(10.79)	19.04
Distributions from net investment income(d)	(2.58)	(2.32)	(1.58)	(3.01)	(1.80)
Net asset value, end of year	$87.19	$80.33	$74.40	$65.61	$79.41
Total Return(e)
Based on net asset value	11.92%(b)	11.27%(b)	15.94%(b)(f)	(13.84)%(b)	30.73%
Ratios to Average Net Assets(g)
Total expenses	0.32%	0.32%	0.33%	0.33%	0.37%
Total expenses excluding professional fees for foreign withholding tax claims	0.31%	0.32%	0.32%	0.32%	0.32%
Net investment income	2.76%(b)	2.72%(b)	2.96%(b)	2.82%(b)	2.60%
Supplemental Data
Net assets, end of year (000)	$62,879,327	$55,764,355	$51,154,302	$47,594,212	$57,269,991
Portfolio turnover rate(h)	4%	3%	2%	5%	5%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2025, July 31, 2024,
July 31, 2023 and July 31, 2022 respectively:
• Net investment income per share by $0.00, $0.01, $0.03 and $0.07.
• Total return by 0.00%, 0.01%, 0.04% and 0.10%.
• Ratio of net investment income to average net assets by 0.00%, 0.02%, 0.04% and 0.09%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Portfolio turnover rate excludes in-kind transactions, if any.
42

For a share outstanding throughout each period:

	iShares MSCI Europe Financials ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$23.32	$20.12	$15.91	$19.64	$14.48
Net investment income(a)	1.23 (b)	0.95	0.86 (b)	0.86 (b)	0.48
Net realized and unrealized gain (loss)(c)	8.75	3.34	4.15	(3.51)	5.17
Net increase (decrease) from investment operations	9.98	4.29	5.01	(2.65)	5.65
Distributions(d)
From net investment income	(1.28)	(1.09)	(0.80)	(1.07)	(0.49)
Return of capital	—	—	—	(0.01)	—
Total distributions	(1.28)	(1.09)	(0.80)	(1.08)	(0.49)
Net asset value, end of year	$32.02	$23.32	$20.12	$15.91	$19.64
Total Return(e)
Based on net asset value	43.73%(b)	21.74%	31.94%(b)	(13.92)%(b)	38.98%
Ratios to Average Net Assets(f)
Total expenses	0.49%	0.48%	0.51%	0.49%	0.48%
Total expenses excluding professional fees for foreign withholding tax claims	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	4.50%(b)	4.50%	4.80%(b)	4.51%(b)	2.68%
Supplemental Data
Net assets, end of year (000)	$4,084,324	$1,998,357	$1,560,553	$972,153	$1,546,012
Portfolio turnover rate(g)	5%	5%	12%	7%	4%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2025, July 31, 2023 and
July 31, 2022 respectively:
• Net investment income per share by $0.01, $0.05 and $0.01.
• Total return by 0.05%, 0.30% and 0.07%.
• Ratio of net investment income to average net assets by 0.05%, 0.26% and 0.05%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
43

For a share outstanding throughout each period:

	iShares MSCI Kokusai ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$111.68	$95.51	$85.77	$96.92	$72.42
Net investment income(a)	1.73 (b)	1.97 (b)	1.60 (b)	1.32 (b)	1.31
Net realized and unrealized gain (loss)(c)	16.33	16.18	9.80	(9.44)	24.61
Net increase (decrease) from investment operations	18.06	18.15	11.40	(8.12)	25.92
Distributions from net investment income(d)	(1.93)	(1.98)	(1.66)	(3.03)	(1.42)
Net asset value, end of year	$127.81	$111.68	$95.51	$85.77	$96.92
Total Return(e)
Based on net asset value	16.27%(b)	19.20%(b)	13.50%(b)	(8.46)%(b)	36.01%
Ratios to Average Net Assets(f)
Total expenses	0.25%	0.28%	0.26%	0.25%	0.25%
Total expenses excluding professional fees for foreign withholding tax claims	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	1.47%(b)	1.97%(b)	1.87%(b)	1.39%(b)	1.53%
Supplemental Data
Net assets, end of year (000)	$223,665	$262,447	$200,579	$167,244	$484,592
Portfolio turnover rate(g)	3%	4%	3%	9%	3%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2025, July 31, 2024 ,
July 31,2023 and July 31, 2022 respectively:
• Net investment income per share by $0.01, $0.22, $0.07 and $0.03.
• Total return by 0.02%, 0.19%, 0.08% and 0.08%.
• Ratio of net investment income to average net assets by 0.01%, 0.22%, 0.08% and 0.04%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
44

Index Provider and Disclaimers
The Index Provider is not affiliated with the Trust, BFA, the Distributor or any of their respective affiliates. BFA or its affiliates have entered into a license agreement with the Index Provider to use the Underlying Indexes. BFA or its affiliates sublicense rights in each Underlying Index for use by the applicable Fund at no charge.
The past performance of an Underlying Index is not a guide to future performance. BFA and its affiliates do not guarantee the accuracy or the completeness of an Underlying Index or any data included therein, and BFA and its affiliates shall have no liability for any errors, omissions or interruptions therein. BFA and its affiliates make no warranty, express or implied, to the owners of shares of a Fund or to any other person or entity, as to results to be obtained by a Fund from the use of an Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall BFA or its affiliates have any liability for any special, punitive, direct, indirect, consequential or any other damages (including lost profits), even if notified of the possibility of such damages.
MSCI Inc.
MSCI Inc. (“MSCI”) is a provider of investment decision support tools to investors globally. MSCI products and services include indices, portfolio risk and performance analytics, and governance tools.
The following applies with respect to each Underlying Index provided by MSCI:
The Fund is not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in funds generally or in the Fund particularly or the ability of the Underlying Index to track general market performance. MSCI is the licensor of certain trademarks, service marks and trade names of MSCI and of the Underlying Index, which is determined, composed and calculated by MSCI without regard to the issuer of the Fund’s securities or the Fund. MSCI has no obligation to take the needs of the issuer of the Fund’s securities or the owners of shares of the Fund into consideration in determining, composing or calculating the Underlying Index. MSCI is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund’s shares to be issued or in the determination or calculation of the equation by which the Fund’s shares are redeemable for cash. Neither MSCI nor any other party has any obligation or liability to owners of shares of the Fund in connection with the administration, marketing or trading of the Fund’s shares.
ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDEXES FROM SOURCES WHICH MSCI CONSIDERS RELIABLE, NEITHER MSCI NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA INCLUDED THEREIN. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, LICENSEE’S CUSTOMERS AND COUNTERPARTIES, OWNERS OF SHARES OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND MSCI HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MSCI OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
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Want to know more?
iShares.com  | 1-800-474-2737 (1-800-iShares)
Information on each Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at www.iShares.com. Copies of each Fund’s Prospectus, SAI, shareholder reports and other information, as applicable and when available, can be found at www.iShares.com. For more information about a Fund, you may request a copy of the Fund’s SAI. The SAI provides detailed information about the Fund and is incorporated by reference into the Fund’s Prospectus. This means that the SAI, for legal purposes, is a part of the Fund’s Prospectus.
Additional information about each Fund's investments is, or will be, available in the Fund's Annual and Semi-Annual Reports to shareholders and in Form N-CSR. In a Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.
If you have any questions about the Trust or shares of a Fund or you wish to obtain a Fund’s SAI, Semi-Annual or Annual Report free of charge, please:
Call:	1-800-iShares or 1-800-474-2737 (toll free) Monday through Friday, 8:30 a.m. to 6:30 p.m. (Eastern time)
Email:	iSharesETFs@blackrock.com
Write:	c/o BlackRock Investments, LLC 1 University Square Drive, Princeton, NJ 08540
Reports and other information about each Fund are available on the EDGAR database on the SEC's website at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
No person is authorized to give any information or to make any representations about a Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.
©2025 BlackRock, Inc. All rights reserved. iSHARES® and BLACKROCK® are registered trademarks of BlackRock Fund Advisors and its affiliates. All other marks are the property of their respective owners.
Investment Company Act File No.: 811-09729
IS-P- 731F-1125

NOVEMBER 28, 2025

Prospectus
iShares Trust
●iShares Currency Hedged MSCI ACWI ex U.S. ETF | HAWX | NYSE Arca
●iShares Currency Hedged MSCI EAFE ETF | HEFA | Cboe BZX
●iShares Currency Hedged MSCI EAFE Small-Cap ETF | HSCZ | NYSE Arca

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summaries

i

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iSHARES® CURRENCY HEDGED MSCI ACWI ex U.S. ETF
Ticker: HAWXStock Exchange: NYSE Arca
Investment Objective
The iShares Currency Hedged MSCI ACWI ex U.S. ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization developed and emerging equities, excluding the U.S., while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund's pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the Fund's total return but is not included in the Fund's ratio of expenses to average net assets. Both figures are shown in the Financial Highlights section of the Fund's prospectus (the “Prospectus”). BFA, the investment adviser to the Fund, has contractually agreed to waive a portion of its management fees so that the Fund’s total annual fund operating expenses after the fee waiver is equal to the Acquired Fund Fees and Expenses attributable to the Fund’s investment in the iShares MSCI ACWI ex U.S. ETF (“ACWX” or the “Underlying Fund”), after taking into account any fee waivers by ACWX, plus 0.03% through November 29, 2030. The contractual waiver may be terminated prior to November 29, 2030 only upon written agreement of the Trust and BFA.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
0.38%	None	0.00%	0.32%	0.70%	(0.35)%	0.35%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$685
Portfolio Turnover. The Fund and the Underlying Fund in which the Fund principally invests, the iShares MSCI ACWI ex U.S. ETF, may pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate for the Fund or the Underlying Fund may indicate higher transaction costs and may cause the Fund or the Underlying Fund to incur increased expenses. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example (except costs to the Underlying Fund included as part of Acquired Fund Fees and Expenses), affect the Fund’s performance. To the extent the Underlying Fund incurs costs from high portfolio turnover, such costs may have a negative effect on the performance of the Fund. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the MSCI ACWI ex USA 100% Hedged to USD Index (the “Underlying Index”), an equity benchmark for developed and emerging markets equity
S-1

stock market performance, excluding the U.S., which attempts to mitigate exposure to the currency risk inherent in certain securities included in the Underlying Index by hedging to the U.S. dollar. The Underlying Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI ACWI ex USA Index.
The Underlying Index consisted of securities of companies in 46 countries or regions as of July 31, 2025. The Underlying Index includes large- and mid-capitalization companies and may change over time. As of July 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the consumer goods and services and financials industries or sectors. The components of the Underlying Index are likely to change over time.
The Fund seeks to achieve its investment objective by investing a substantial portion of its assets in the Underlying Fund. As a result, the Fund’s investment performance is likely to be directly related to the performance of the Underlying Fund. The Fund’s NAV will change with changes in the value of the Underlying Fund and other instruments in which the Fund invests, subject to the impact of currency hedges, which may cause the Fund to outperform or underperform the return of the Underlying Fund. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Fund and in currency hedges. The Underlying Fund invests in non-U.S. securities without implementing a hedge of the local currency risk. This strategy is subject to additional risks, as described in this Prospectus and the Fund’s SAI.
BFA is not required to invest the Fund’s assets in, or allocate any particular percentage of the Fund’s assets to, any particular underlying fund, including the Underlying Fund.
Components of the Underlying Index include equity securities and currency forward contracts both deliverable and nondeliverable designed to hedge non-U.S. currency fluctuations against the U.S. dollar. The notional exposure to currency forward contracts (both deliverable and nondeliverable) generally will be a short position that hedges the currency risk of the equity portfolio.
The index is 100% hedged to the U.S. dollar by selling each foreign non-U.S. dollar currency forward at the one-month forward weight in order to create a “hedge” against fluctuations in the relative value of the non-U.S. dollar component currencies in relation to the U.S. dollar. A currency forward contract is an over-the-counter (“OTC”) contract between two parties to buy or sell a specified amount of a specific currency in the future at an agreed-upon exchange rate. The hedge is reset monthly by MSCI and is not adjusted intra-month based on movement in the value of the component equity securities and/or currencies. The Underlying Index may therefore be slightly “over-hedged” (if equity values decline) or “under-hedged” (if the equity values increase) between the month-end rebalances. The Underlying Index is designed to have higher returns than an equivalent unhedged investment when the non-U.S. dollar component currencies are weakening relative to the U.S. dollar and appreciation in some of the non-U.S. dollar component currencies does not exceed the aggregate depreciation of the others. Conversely, the Underlying Index is designed to have lower returns than an equivalent unhedged investment when the non-U.S. dollar component currencies are rising relative to the U.S. dollar.
In order to track the “hedging” component of the Underlying Index, the Fund enters into currency forward contracts as described above. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to the non-U.S. dollar component currencies. The return of the currency forward contracts may not perfectly offset the actual fluctuations in value between the non-U.S. dollar component currencies and the U.S. dollar.
The Fund may also use non-deliverable forward (“NDF”) contracts to execute its hedging transactions. An NDF contract is a contract where there is no physical settlement of two currencies at maturity. Rather, based on the movement of the currencies and the contractually agreed-upon exchange rate, a net cash settlement will be made by one party to the other in U.S. dollars.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund and the Underlying Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund and the Underlying Fund may not hold all of the components of the applicable underlying index and may hold certain securities or other instruments that are not included in the applicable underlying index.
The Fund generally will invest at least 80% of its assets in the component securities (including indirect investments through the Underlying Fund) and other instruments of the Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
S-2

The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by MSCI Inc. (the “Index Provider” or “MSCI”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities and currency forwards in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below (either directly or through its investments in the Underlying Fund), any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Hedging Risk. The Fund’s use of currency hedging instruments is intended solely to mitigate the impact of changes in the value of one or more non-U.S. currencies (in which securities in the Fund’s portfolio are denominated) against the U.S. dollar (in which the Fund’s NAV is denominated). The hedging strategy is not intended to mitigate market risk, credit risk, interest rate risk, or other factors, which may have a greater impact than foreign currency exposure on the securities’ returns. There is no guarantee that hedging will completely eliminate the impact of currency fluctuations, and hedging can also reduce or eliminate gains. The Fund may be more volatile or have lower returns than a similar portfolio without a hedging strategy. In addition, the Fund incurs expenses when entering into hedging positions, and the use of hedging may result in certain adverse tax consequences.
The Fund’s foreign currency exposure may not be fully hedged at all times. To reduce hedging costs, a Fund with exposure to multiple foreign currencies may use an optimized hedging strategy and hedge a subset of currencies. In addition, the currency hedges in the Underlying Index are reset monthly and will not be adjusted during the month based on changes in the value of component securities or currencies. As a result, the Underlying Index may be “over-hedged” or “under-hedged” between month-end rebalances. The effectiveness of the hedging strategy generally will be reduced if there is increased volatility in the Underlying Index and/or the U.S. dollar relative to the hedged currencies. In addition, volatility in one currency may offset stability in another currency and reduce the overall effectiveness of the hedges. The effectiveness of the hedging strategy also may be affected by significant differences between U.S. dollar interest rates and foreign currency interest rates.
Because currency forwards are over-the-counter instruments, the Fund is subject to counterparty risk as well as market and liquidity risk in its hedging transactions. NDFs may be less liquid than deliverable currency forwards and require the Fund to post variation margin to the counterparty, which can increase costs for the Fund. If a foreign currency market is subject to certain restrictions, such as exchange controls, currency convertibility issues or lack of liquidity, the Fund’s ability to enter into hedging transactions may be impaired, and the Fund may not be able to achieve its investment objective.
Risk of Investing in Developed Countries. The Fund’s and the Underlying Fund's investment in  developed country issuers will subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s or the Underlying Fund's investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. These risks include greater market volatility, less market liquidity, higher transaction costs, expropriation, confiscatory taxation, adverse changes in foreign investment or currency control regulations, restrictions on the repatriation of capital, and political instability. Non-U.S. issuers may be subject to different accounting, audit and financial reporting standards than U.S. issuers, and there may be less publicly available information about non-U.S. issuers. Foreign market trading hours, different clearing and settlement procedures, and holiday schedules may limit the Fund's ability to engage in portfolio transactions. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. The Fund and the Underlying Fund are specifically exposed to Asian Economic Risk and European Economic Risk.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public
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health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Consumer Goods and Services Companies Risk. Consumer goods and services companies face risks related to changes in consumer preferences and disposable income, commodity prices, government regulation, supply chain disruptions, damage to brand or reputation, economic slowdown and labor shortages, among other things.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on the repatriation of foreign currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning. In addition, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.
Custody Risk. Less developed securities markets are more likely to experience problems with the clearing and settlement of trades, as well as the custody of securities and other assets by local banks, agents and depositories. These issues may have an adverse impact on the Fund, including losses or delays in payments, delivery or recovery of money or other assets.
Derivatives Risk. The Fund’s use of derivatives (e.g., futures, forwards, swaps, options) may be riskier than other types of investments and may not have the intended effect on the Fund’s performance. Derivatives can be sensitive to changes in economic and market conditions, and they may increase the Fund’s volatility. The Fund also may experience reduced returns as a result of transaction costs and losses on derivatives positions. There is the risk of imperfect correlation between the value of a derivative and that of the asset underlying the derivative. Derivatives may create investment leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives are subject to the risk of mispricing or improper valuation, particularly if there is not a liquid secondary market for the instrument. Certain derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. The use of derivatives also exposes the Fund to additional operational and legal risks.
Financial Companies Risk. Financial services companies are subject to extensive governmental regulation and intervention, which may adversely affect their profitability, the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain and their size, among other things. Financial services companies also may be significantly affected by, among other things, interest rates, economic conditions, volatility in financial markets, credit rating downgrades, adverse public perception, exposure concentration and counterparty risk.
Investment in Underlying Fund Risk. The Fund invests in the Underlying Fund, so the Fund’s investment performance and risks are likely to be directly related to those of the Underlying Fund. The Fund’s NAV will change with changes in the value of the Underlying Fund and other assets that the Fund holds. The shares of the Underlying Fund may trade at a premium or discount to the Underlying Fund’s NAV. Investors in the Fund will indirectly bear the expenses charged by the Underlying Fund, and an investment in the Fund may entail more expenses than a direct investment in the Underlying Fund.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
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Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, hedging losses, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
Mid-Capitalization Companies Risk. Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments. The securities of mid-capitalization companies may be more volatile and less liquid than those of large-capitalization companies. As a result, the Fund’s share price may be more volatile than that of a fund with a greater investment in large-capitalization stocks.
National Closed Market Trading Risk. To the extent that securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other funds.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Reliance on Trading Partners Risk. The Fund and the Underlying Fund invest in countries or regions whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund's investments. Through its holdings of securities of certain issuers, the Fund and the Underlying Fund are specifically exposed to Asian Economic Risk, European Economic Risk and U.S. Economic Risk.
Risk of Investing in China. Investments in Chinese securities, including certain Hong Kong-listed and U.S.-listed securities, are subject to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. Despite economic and market reforms in recent decades, the Chinese government’s control over certain sectors and enterprises and significant regulation of investment and industry are still pervasive. Chinese companies are subject to the risk that Chinese authorities can intervene in their operations and structure. Chinese markets generally continue to experience inefficiency, a lack of publicly available information and/or political and social instability and may be subject to volatility and pricing anomalies resulting from governmental influence. Internal social unrest or confrontations with other countries, including military conflicts in response to such events, may disrupt China’s economy and markets and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher inflation.
China has experienced security concerns, such as terrorism and strained international relations. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, export controls, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers in which the Fund invests. Incidents involving China’s or the region’s security may adversely affect the Chinese economy and markets and the Fund’s investments.
The Chinese economy is highly reliant on trade. A reduction in spending on Chinese products and services, supply chain diversification, the institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions or a trade war between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The Underlying Index may include companies that are subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. So long as these restrictions do not include restrictions on investments, the Fund is generally expected to invest in such companies, consistent with its objective to track the performance of the Underlying Index.
Chinese companies, including those listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more
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developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, or for other reasons, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies.
Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. Any change in the operations of entities in a VIE structure, the status of VIE contractual arrangements or the legal or regulatory environment in China could result in significant, and possibly permanent and/or total, losses for investments in VIE issuers. The Fund does not select investments based on investor protection considerations.
Risk of Investing in Emerging Markets. Investments in emerging markets may be subject to a greater risk of loss than investments in more developed markets. The risks of emerging markets may include, among others, greater market volatility; political, legal, economic, and social instability; less developed securities markets, including settlement, custody and valuation processes; government expropriation or nationalization of assets; greater volatility in currency exchange rates; more capital controls; less governmental supervision and regulation; and less stringent accounting, auditing and disclosure requirements. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies, and shareholders may have limited legal remedies. The Fund does not select investments based on investor protection considerations. Emerging market securities may face liquidity challenges, and the Fund may be unable to liquidate its positions in such securities at a favorable time or price.
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments, including the U.S., the U.K., the E.U., and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities, and jurisdictions may also institute broader sanctions on Russia. Russia has issued a number of countersanctions, some of which restrict the distribution of profits by limited liability companies (e.g., dividends), and prohibit Russian persons from entering into transactions with designated persons from “unfriendly states” as well as the export of raw materials or other products from Russia to certain sanctioned persons.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Disruptions caused by Russian military action or other actions
(including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, import and export restrictions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian companies in which the Fund invests. Actual and threatened responses to Russian military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and are likely to have collateral impacts on such sectors globally. Russian companies may be unable to pay dividends and, if they pay dividends, the Fund may be unable to receive them. As a result of sanctions, the Fund is currently restricted from trading in Russian securities, including those in its portfolio, and the Underlying Index has removed Russian securities. It is unknown when, or if, sanctions may be lifted or the Fund’s ability to trade in Russian securities will resume.
Risk of Investing in Saudi Arabia. Investing in Saudi Arabian issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to Saudi Arabia. The economy of Saudi Arabia is dominated by petroleum exports. A sustained decrease in petroleum prices could have a negative impact on all aspects of the economy. Investments in the securities of Saudi Arabian issuers involve risks not typically associated with investments in securities of issuers in more developed countries, which may negatively affect the value of the Fund’s investments. Such heightened risks may include, among others, the expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, crime and instability as a result of religious, ethnic and/or socioeconomic unrest. Instability in the Middle East region could adversely impact the economy of Saudi Arabia, and there is no assurance of political stability in Saudi Arabia.
The ability of foreign investors to invest in the securities of Saudi Arabian companies could be restricted by the Saudi Arabian government at any time, and unforeseen risks could materialize with respect to foreign ownership of such securities. There are a number of ways to conduct transactions in equity securities in the Saudi Arabian market. The Fund generally expects to transact in a manner so that it is not limited by Saudi Arabian regulations to a single broker. However, there may be a limited number of brokers who can provide services to the Fund, which may have an adverse impact on the prices, quantity or timing of Fund transactions.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Tax Risk. Because the Fund invests in the Underlying Fund, the Fund’s realized losses on sales of shares of the Underlying Fund may be indefinitely or permanently deferred as “wash sales.” Distributions of short-term capital gains by the Underlying Fund
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will be recognized as ordinary income by the Fund and would not be offset by the Fund’s capital loss carryforwards, if any. Capital loss carryforwards of the Underlying Fund, if any, would not offset net capital gains of the Fund. Each of these effects is caused by the Fund's investment in the Underlying Fund and may result in distributions to Fund shareholders being of higher magnitude and less likely to qualify for lower capital gain tax rates than if the Fund were to invest directly in the securities and other instruments composing the Underlying Index. The Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund. Income from swaps is generally taxable. In addition, the tax treatment of certain derivatives, such as swaps, is unsettled and may be subject to future legislation, regulation or administrative pronouncements issued by the U.S. Internal Revenue Service (“IRS”).
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from the Fund’s obligation, if any, for foreign withholding taxes; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. To the extent that the Fund seeks to achieve its investment objective through investments in the Underlying Fund, the Fund may experience increased tracking error as compared to investing directly in the securities or other assets included in the underlying index of the Underlying Fund. A Fund that tracks an index with exposure to non-U.S. issuers may experience higher tracking error than ETFs that do not track such indexes. A Fund that tracks an index with exposure to swaps, options, futures and/or other derivatives may experience higher tracking error than ETFs that do not track such indexes.
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The price received by the Fund also may differ from the value used by the Underlying Index. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
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Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of an appropriate broad-based securities market index and the Underlying Index. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	19.21%	September 30, 2025
During the periods shown in the chart:
Best Quarter	14.56%	June 30, 2020
Worst Quarter	-19.94%	March 31, 2020
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Five Years	Since Fund Inception
(Inception Date: 6/29/2015)
Return Before Taxes	14.68%	8.25%	7.48%
Return After Taxes on Distributions	13.82%	6.79%	6.36%
Return After Taxes on Distributions and Sale of Fund Shares	9.35%	6.15%	5.76%
MSCI ACWI ex USA Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	5.53%	4.10%	4.60%
MSCI ACWI ex USA 100% Hedged to USD Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	14.61%	8.32%	7.55%

1Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
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Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Manager. Orlando Montalvo  (the “Portfolio Manager”) is primarily responsible for the day-to-day management of the Fund. The Portfolio Manager supervises a portfolio management team. Mr. Montalvo has been Portfolio Manager of the Fund since 2015.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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iSHARES® CURRENCY HEDGED MSCI
EAFE ETF
Ticker: HEFAStock Exchange: Cboe BZX
Investment Objective
The iShares Currency Hedged MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization equities in Europe, Australasia, and the Far East while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund's pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the Fund's total return but is not included in the Fund's ratio of expenses to average net assets. Both figures are shown in the Financial Highlights section of the Fund's prospectus (the “Prospectus”). BFA, the investment adviser to the Fund, has contractually agreed to waive a portion of its management fees so that the Fund’s total annual fund operating expenses after the fee waiver is equal to the Acquired Fund Fees and Expenses attributable to the Fund’s investment in the iShares MSCI EAFE ETF (“EFA” or the “Underlying Fund”), after taking into account any fee waivers by EFA, plus 0.03% through November 29, 2030. The contractual waiver may be terminated prior to November 29, 2030 only upon written agreement of the Trust and BFA.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
0.38%	None	0.00%	0.32%	0.70%	(0.35)%	0.35%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$685
Portfolio Turnover. The Fund and the Underlying Fund in which the Fund principally invests, the iShares MSCI EAFE ETF, may pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate for the Fund or the Underlying Fund may indicate higher transaction costs and may cause the Fund or the Underlying Fund to incur increased expenses. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example (except costs to the Underlying Fund included as part of Acquired Fund Fees and Expenses), affect the Fund’s performance. To the extent the Underlying Fund incurs costs from high portfolio turnover, such costs may have a negative effect on the performance of the Fund. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the MSCI EAFE® 100% Hedged to USD Index (the “Underlying Index”), which has been developed by MSCI Inc. (the “Index Provider” or “MSCI”) as an equity benchmark for international stock performance,
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which attempts to mitigate exposure to the currency risk inherent in certain securities included in the Underlying Index by hedging to the U.S. dollar. The Underlying Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Index.
 The Underlying Index includes stocks from Europe, Australasia and the Far East and, as of July 31, 2025, consisted of securities from the following 21 developed market countries or regions: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom (the “U.K.”). The Underlying Index includes large- and mid- capitalization companies and may change over time. As of July 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the consumer goods and services, financials and industrials industries or sectors. The components of the Underlying Index are likely to change over time.
The Fund seeks to achieve its investment objective by investing a substantial portion of its assets in the Underlying Fund. As a result, the Fund’s investment performance is likely to be directly related to the performance of the Underlying Fund. The Fund’s NAV will change with changes in the value of the Underlying Fund and other instruments in which the Fund invests, subject to the impact of currency hedges, which may cause the Fund to outperform or underperform the return of the Underlying Fund. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Fund and in currency hedges. The Underlying Fund invests in non-U.S. securities without implementing a hedge of the local currency risk. This strategy is subject to additional risks, as described in this Prospectus and the Fund’s SAI.
BFA is not required to invest the Fund’s assets in, or allocate any particular percentage of the Fund’s assets to, any particular underlying fund, including the Underlying Fund.
Components of the Underlying Index include equity securities and currency forward contracts both deliverable and nondeliverable designed to hedge non-U.S. currency fluctuations against the U.S. dollar. The notional exposure to currency forward contracts (both deliverable and nondeliverable) generally will be a short position that hedges the currency risk of the equity portfolio.
The index is 100% hedged to the U.S. dollar by selling each foreign non-U.S. dollar currency forward at the one-month forward weight in order to create a “hedge” against fluctuations in the relative value of the non-U.S. dollar component currencies in relation to the U.S. dollar. A currency forward contract is an over-the-counter (“OTC”) contract between two parties to buy or sell a specified amount of a specific currency in the future at an agreed-upon exchange rate. The hedge is reset monthly by MSCI and is not adjusted intra-month based on movement in the value of the component equity securities and/or currencies. The Underlying Index may therefore be slightly “over-hedged” (if equity values decline) or “under-hedged” (if the equity values increase) between the month-end rebalances. The Underlying Index is designed to have higher returns than an equivalent unhedged investment when the non-U.S. dollar component currencies are weakening relative to the U.S. dollar and appreciation in some of the non-U.S. dollar component currencies does not exceed the aggregate depreciation of the others. Conversely, the Underlying Index is designed to have lower returns than an equivalent unhedged investment when the non-U.S. dollar component currencies are rising relative to the U.S. dollar.
In order to track the “hedging” component of the Underlying Index, the Fund enters into currency forward contracts as described above. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to the non-U.S. dollar component currencies. The return of the currency forward contracts may not perfectly offset the actual fluctuations in value between the non-U.S. dollar component currencies and the U.S. dollar.
The Fund may also use non-deliverable forward (“NDF”) contracts to execute its hedging transactions. An NDF contract is a contract where there is no physical settlement of two currencies at maturity. Rather, based on the movements of the currencies and the contractually agreed-upon exchange rate, a net cash settlement will be made by one party to the other in U.S. dollars.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund and the Underlying Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund and the Underlying Fund may not hold all of the components of the applicable underlying index and may hold certain securities or other instruments that are not included in the applicable underlying index.
The Fund generally will invest at least 80% of its assets in the component securities (including indirect investments through the Underlying Fund) and other instruments of the Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of
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investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by MSCI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities and currency forwards in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below (either directly or through its investments in the Underlying Fund), any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Hedging Risk. The Fund’s use of currency hedging instruments is intended solely to mitigate the impact of changes in the value of one or more non-U.S. currencies (in which securities in the Fund’s portfolio are denominated) against the U.S. dollar (in which the Fund’s NAV is denominated). The hedging strategy is not intended to mitigate market risk, credit risk, interest rate risk, or other factors, which may have a greater impact than foreign currency exposure on the securities’ returns. There is no guarantee that hedging will completely eliminate the impact of currency fluctuations, and hedging can also reduce or eliminate gains. The Fund may be more volatile or have lower returns than a similar portfolio without a hedging strategy. In addition, the Fund incurs expenses when entering into hedging positions, and the use of hedging may result in certain adverse tax consequences.
The Fund’s foreign currency exposure may not be fully hedged at all times. To reduce hedging costs, a Fund with exposure to multiple foreign currencies may use an optimized hedging strategy and hedge a subset of currencies. In addition, the currency hedges in the Underlying Index are reset monthly and will not be adjusted during the month based on changes in the value of component securities or currencies. As a result, the Underlying Index may be “over-hedged” or “under-hedged” between month-end rebalances. The effectiveness of the hedging strategy generally will be reduced if there is increased volatility in the Underlying Index and/or the U.S. dollar relative to the hedged currencies. In addition, volatility in one currency may offset stability in another currency and reduce the overall effectiveness of the hedges. The effectiveness of the hedging strategy also may be affected by significant differences between U.S. dollar interest rates and foreign currency interest rates.
Because currency forwards are over-the-counter instruments, the Fund is subject to counterparty risk as well as market and liquidity risk in its hedging transactions. NDFs may be less liquid than deliverable currency forwards and require the Fund to post variation margin to the counterparty, which can increase costs for the Fund. If a foreign currency market is subject to certain restrictions, such as exchange controls, currency convertibility issues or lack of liquidity, the Fund’s ability to enter into hedging transactions may be impaired, and the Fund may not be able to achieve its investment objective.
Risk of Investing in Developed Countries. The Fund’s and the Underlying Fund's investment in  developed country issuers will subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s or the Underlying Fund's investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. These risks include greater market volatility, less market liquidity, higher transaction costs, expropriation, confiscatory taxation, adverse changes in foreign investment or currency control regulations, restrictions on the repatriation of capital, and political instability. Non-U.S. issuers may be subject to different accounting, audit and financial reporting standards than U.S. issuers, and there may be less publicly available information about non-U.S. issuers. Foreign market trading hours, different clearing and settlement procedures, and holiday schedules may limit the Fund's ability to engage in portfolio transactions. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. The Fund and the Underlying Fund are specifically exposed to Asian Economic Risk and European Economic Risk.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
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Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Consumer Goods and Services Companies Risk. Consumer goods and services companies face risks related to changes in consumer preferences and disposable income, commodity prices, government regulation, supply chain disruptions, damage to brand or reputation, economic slowdown and labor shortages, among other things.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on the repatriation of foreign currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning. In addition, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.
Derivatives Risk. The Fund’s use of derivatives (e.g., futures, forwards, swaps, options) may be riskier than other types of investments and may not have the intended effect on the Fund’s performance. Derivatives can be sensitive to changes in economic and market conditions, and they may increase the Fund’s volatility. The Fund also may experience reduced returns as a result of transaction costs and losses on derivatives positions. There is the risk of imperfect correlation between the value of a derivative and that of the asset underlying the derivative. Derivatives may create investment leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives are subject to the risk of mispricing or improper valuation, particularly if there is not a liquid secondary market for the instrument. Certain derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. The use of derivatives also exposes the Fund to additional operational and legal risks.
Financial Companies Risk. Financial services companies are subject to extensive governmental regulation and intervention, which may adversely affect their profitability, the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain and their size, among other things. Financial services companies also may be significantly affected by, among other things, interest rates, economic conditions, volatility in financial markets, credit rating downgrades, adverse public perception, exposure concentration and counterparty risk.
Industrial Companies Risk. Industrial companies face a number of risks, including supply chain and distribution disruptions, business interruptions, product obsolescence, third-party vendor risks, cyber attacks, trade disputes, product recalls, liability claims, scarcity of materials or parts, excess capacity, changes in consumer preferences, and volatility in commodity prices and currencies. The performance of such companies may also be affected by technological developments, labor relations, legislative and regulatory changes, government spending policies, and changes in domestic and international economies.
Investment in Underlying Fund Risk. The Fund invests in the Underlying Fund, so the Fund’s investment performance and risks are likely to be directly related to those of the Underlying Fund. The Fund’s NAV will change with changes in the value of the Underlying Fund and other assets that the Fund holds. The shares of the Underlying Fund may trade at a premium or discount to the Underlying Fund’s NAV. Investors in the Fund will indirectly bear the expenses charged by the Underlying Fund, and an investment in the Fund may entail more expenses than a direct investment in the Underlying Fund.
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Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, hedging losses, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
Mid-Capitalization Companies Risk. Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments. The securities of mid-capitalization companies may be more volatile and less liquid than those of large-capitalization companies. As a result, the Fund’s share price may be more volatile than that of a fund with a greater investment in large-capitalization stocks.
National Closed Market Trading Risk. To the extent that securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other funds.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Reliance on Trading Partners Risk. The Fund and the Underlying Fund invest in countries or regions whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund's investments. Through its holdings of securities of certain issuers, the Fund and the Underlying Fund are specifically exposed to Asian Economic Risk, European Economic Risk and U.S. Economic Risk.
Risk of Investing in Japan. Investing in Japanese issuers subjects the Fund to legal, regulatory, political, economic, currency, geographic and security risks that are specific to Japan. Japan’s economy depends heavily on international trade, oil and other commodity imports, and government policy supporting its exports. Other risks facing the Japanese economy include significant public debt and deficits, currency fluctuations, and labor shortages due to an aging and declining population. Japan’s relations with its neighbors have been strained at times, which could adversely affect its markets and economy. Japan is also vulnerable to natural disasters.
Risk of Investing in the U.K. Investing in U.K. issuers subjects the Fund to legal, regulatory, political, economic, currency, geographic and security risks that are specific to the U.K. Economic downturns or political instability in its key trading partners, which include the United States and other European countries, could have an adverse effect on the U.K. economy. Following Brexit, certain trading matters between the U.K. and the European Union (the “EU”) remain unresolved, including with respect to financial services. The continuing uncertainty could have an adverse impact on the U.K. economy and currency.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Tax Risk. Because the Fund invests in the Underlying Fund, the Fund’s realized losses on sales of shares of the Underlying Fund may be indefinitely or permanently deferred as “wash sales.” Distributions of short-term capital gains by the Underlying Fund will be recognized as ordinary income by the Fund and would not be offset by the Fund’s capital loss carryforwards, if any. Capital loss carryforwards of the Underlying Fund, if any, would not offset net capital gains of the Fund. Each of these effects is caused by the Fund's investment in the Underlying Fund and may result in distributions to Fund shareholders being of higher magnitude and less likely to qualify for lower capital gain tax rates than if the
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Fund were to invest directly in the securities and other instruments composing the Underlying Index. The Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund. Income from swaps is generally taxable. In addition, the tax treatment of certain derivatives, such as swaps, is unsettled and may be subject to future legislation, regulation or administrative pronouncements issued by the U.S. Internal Revenue Service (“IRS”).
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from the Fund’s obligation, if any, for foreign withholding taxes; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. To the extent that the Fund seeks to achieve its investment objective through investments in the Underlying Fund, the Fund may experience increased tracking error as compared to investing directly in the securities or other assets included in the underlying index of the Underlying Fund. A Fund that tracks an index with exposure to non-U.S. issuers may experience higher tracking error than ETFs that do not track such indexes. A Fund that tracks an index with exposure to swaps, options, futures and/or other derivatives may experience higher tracking error than ETFs that do not track such indexes.
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The price received by the Fund also may differ from the value used by the Underlying Index. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
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Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of an appropriate broad-based securities market index and the Underlying Index. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	15.92%	September 30, 2025
During the periods shown in the chart:
Best Quarter	14.00%	June 30, 2020
Worst Quarter	-20.65%	March 31, 2020
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Five Years	Ten Years
(Inception Date: 1/31/2014)
Return Before Taxes	13.71%	9.72%	8.87%
Return After Taxes on Distributions	13.01%	7.85%	7.48%
Return After Taxes on Distributions and Sale of Fund Shares	8.81%	7.20%	6.85%
MSCI ACWI ex USA Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	5.53%	4.10%	4.80%
MSCI EAFE 100% Hedged to USD Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	14.14%	9.84%	8.98%

1Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
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Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Manager. Orlando Montalvo (the “Portfolio Manager”) is primarily responsible for the day-to-day management of the Fund. The Portfolio Manager supervises a portfolio management team. Mr. Montalvo has been a Portfolio Manager of the Fund since 2014.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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iSHARES® CURRENCY HEDGED MSCI EAFE SMALL-CAP ETF
Ticker: HSCZStock Exchange: NYSE Arca
Investment Objective
The iShares Currency Hedged MSCI EAFE Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small capitalization developed market equities, excluding the U.S. and Canada, while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund's pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the Fund's total return but is not included in the Fund's ratio of expenses to average net assets. Both figures are shown in the Financial Highlights section of the Fund's prospectus (the “Prospectus”). BFA, the investment adviser to the Fund, has contractually agreed to waive a portion of its management fees so that the Fund’s total annual fund operating expenses after the fee waiver is equal to the Acquired Fund Fees and Expenses attributable to the Fund’s investment in the iShares MSCI EAFE Small-Cap ETF (“SCZ” or the “Underlying Fund”), after taking into account any fee waivers by SCZ, plus 0.03% through November 29, 2030. The contractual waiver may be terminated prior to November 29, 2030 only upon written agreement of the Trust and BFA.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
0.43%	None	0.00%	0.40%	0.83%	(0.40)%	0.43%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$44	$138	$241	$816
Portfolio Turnover. The Fund and the Underlying Fund in which the Fund principally invests, the iShares MSCI EAFE Small-Cap ETF, may pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate for the Fund or the Underlying Fund may indicate higher transaction costs and may cause the Fund or the Underlying Fund to incur increased expenses. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example (except costs to the Underlying Fund included as part of Acquired Fund Fees and Expenses), affect the Fund’s performance. To the extent the Underlying Fund incurs costs from high portfolio turnover, such costs may have a negative effect on the performance of the Fund. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the MSCI EAFE Small Cap 100% Hedged to USD Index (the “Underlying Index”), an equity benchmark which represents the performance of international small-cap stocks, which attempts to mitigate exposure to the currency risk inherent in certain  securities included in the Underlying Index by hedging to the U.S. dollar. The Underlying Fund seeks investment results that correspond
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generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Small Cap Index.
As of July 31, 2025, the Underlying Index consisted of securities from the following 21 developed market countries or regions: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom (the “U.K.”). Under MSCI’s Global Investable Market Index Methodology, the small-cap universe consists of securities of those companies not included in the large-cap or mid-cap segments of a particular market, which together comprise approximately 85% of each market’s free float-adjusted market capitalization. The small-cap segment covers approximately the 85%-99% range of each market’s free float-adjusted market capitalization. As of July 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the consumer goods and services and industrials industries or sectors. The components of the Underlying Index are likely to change over time.
The Fund seeks to achieve its investment objective by investing a substantial portion of its assets in the Underlying Fund. As a result, the Fund’s investment performance is likely to be directly related to the performance of the Underlying Fund. The Fund’s NAV will change with changes in the value of the Underlying Fund and other instruments in which the Fund invests, subject to the impact of currency hedges, which may cause the Fund to outperform or underperform the return of the Underlying Fund. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Fund and in currency hedges. The Underlying Fund invests in non-U.S. securities without implementing a hedge of the local currency risk. This strategy is subject to additional risks, as described in this Prospectus and the Fund’s SAI.
BFA is not required to invest the Fund’s assets in, or allocate any particular percentage of the Fund’s assets to, any particular underlying fund, including the Underlying Fund.
Components of the Underlying Index include equity securities and currency forward contracts both deliverable and nondeliverable designed to hedge non-U.S. currency fluctuations against the U.S. dollar. The notional exposure to currency forward contracts (both deliverable and nondeliverable) generally will be a short position that hedges the currency risk of the equity portfolio.
The index is 100% hedged to the U.S. dollar by selling each foreign non-U.S. dollar currency forward at the one-month forward weight in order to create a “hedge” against fluctuations in the relative value of the non-U.S. dollar component currencies in relation to the U.S. dollar. A currency forward contract is an over-the-counter (“OTC”) contract between two parties to buy or sell a specified amount of a specific currency in the future at an agreed-upon exchange rate. The hedge is reset monthly by MSCI and is not adjusted intra-month based on movement in the value of the component equity securities and/or currencies. The Underlying Index may therefore be slightly “over-hedged” (if equity values decline) or “under-hedged” (if the equity values increase) between the month-end rebalances. The Underlying Index is designed to have higher returns than an equivalent unhedged investment when the non-U.S. dollar component currencies are weakening relative to the U.S. dollar and appreciation in some of the non-
U.S. dollar component currencies does not exceed the aggregate depreciation of the others. Conversely, the Underlying Index is designed to have lower returns than an equivalent unhedged investment when the non-U.S. dollar component currencies are rising relative to the U.S. dollar.
In order to track the “hedging” component of the Underlying Index, the Fund enters into currency forward contracts as described above. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to the non-U.S. dollar component currencies. The return of the currency forward contracts may not perfectly offset the actual fluctuations in value between the non-U.S. dollar component currencies and the U.S. dollar.
The Fund may also use non-deliverable forward (“NDF”) contracts to execute its hedging transactions. An NDF contract is a contract where there is no physical settlement of two currencies at maturity. Rather, based on the movement of the currencies and the contractually agreed-upon exchange rate, a net cash settlement will be made by one party to the other in U.S. dollars.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund and the Underlying Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund and the Underlying Fund may not hold all of the components of the applicable underlying index and may hold certain securities or other instruments that are not included in the applicable underlying index.
The Fund generally will invest at least 80% of its assets in the component securities (including indirect investments through the Underlying Fund) and other instruments of the Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that
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position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by MSCI Inc. (the “Index Provider” or “MSCI”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities and currency forwards in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below (either directly or through its investments in the Underlying Fund), any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Hedging Risk. The Fund’s use of currency hedging instruments is intended solely to mitigate the impact of changes in the value of one or more non-U.S. currencies (in which securities in the Fund’s portfolio are denominated) against the U.S. dollar (in which the Fund’s NAV is denominated). The hedging strategy is not intended to mitigate market risk, credit risk, interest rate risk, or other factors, which may have a greater impact than foreign currency exposure on the securities’ returns. There is no guarantee that hedging will completely eliminate the impact of currency fluctuations, and hedging can also reduce or eliminate gains. The Fund may be more volatile or have lower returns than a similar portfolio without a hedging strategy. In addition, the Fund incurs expenses when entering into hedging positions, and the use of hedging may result in certain adverse tax consequences.
The Fund’s foreign currency exposure may not be fully hedged at all times. To reduce hedging costs, a Fund with exposure to multiple foreign currencies may use an optimized hedging strategy and hedge a subset of currencies. In addition, the currency hedges in the Underlying Index are reset monthly and will not be adjusted during the month based on changes in the value of component securities or currencies. As a result, the Underlying Index may be “over-hedged” or “under-hedged” between month-end rebalances. The effectiveness of the hedging strategy generally will be reduced if there is increased volatility in the Underlying Index and/or the U.S. dollar relative to the hedged currencies. In addition, volatility in one currency may offset stability in another currency and reduce the overall effectiveness of the hedges. The effectiveness of the hedging strategy also may be affected by significant differences between U.S. dollar interest rates and foreign currency interest rates.
Because currency forwards are over-the-counter instruments, the Fund is subject to counterparty risk as well as market and liquidity risk in its hedging transactions. NDFs may be less liquid than deliverable currency forwards and require the Fund to post variation margin to the counterparty, which can increase costs for the Fund. If a foreign currency market is subject to certain restrictions, such as exchange controls, currency convertibility issues or lack of liquidity, the Fund’s ability to enter into hedging transactions may be impaired, and the Fund may not be able to achieve its investment objective.
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. These risks include greater market volatility, less market liquidity, higher transaction costs, expropriation, confiscatory taxation, adverse changes in foreign investment or currency control regulations, restrictions on the repatriation of capital, and political instability. Non-U.S. issuers may be subject to different accounting, audit and financial reporting standards than U.S. issuers, and there may be less publicly available information about non-U.S. issuers. Foreign market trading hours, different clearing and settlement procedures, and holiday schedules may limit the Fund's ability to engage in portfolio transactions. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. The Fund and the Underlying Fund are specifically exposed to Asian Economic Risk and European Economic Risk.
Small-Capitalization Companies Risk. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments. The securities of small-capitalization companies may be more volatile and less liquid than those of mid- and large-capitalization companies. As a result, the Fund’s share price may be more volatile than that of a fund with a greater investment in large- or mid-capitalization stocks.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could
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have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Consumer Goods and Services Companies Risk. Consumer goods and services companies face risks related to changes in consumer preferences and disposable income, commodity prices, government regulation, supply chain disruptions, damage to brand or reputation, economic slowdown and labor shortages, among other things.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on the repatriation of foreign currency.
Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning. In addition, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.
Derivatives Risk. The Fund’s use of derivatives (e.g., futures, forwards, swaps, options) may be riskier than other types of investments and may not have the intended effect on the Fund’s performance. Derivatives can be sensitive to changes in economic and market conditions, and they may increase the Fund’s volatility. The Fund also may experience reduced returns as a result of transaction costs and losses on derivatives positions. There is the risk of imperfect correlation between the value of a derivative and that of the asset underlying the derivative. Derivatives may create investment leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives are subject to the risk of mispricing or improper valuation, particularly if there is not a liquid secondary market for the instrument. Certain derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. The use of derivatives also exposes the Fund to additional operational and legal risks.
Industrial Companies Risk. Industrial companies face a number of risks, including supply chain and distribution disruptions, business interruptions, product obsolescence, third-party vendor risks, cyber attacks, trade disputes, product recalls, liability claims, scarcity of materials or parts, excess capacity, changes in consumer preferences, and volatility in commodity prices and currencies. The performance of such companies may also be affected by technological developments, labor relations, legislative and regulatory changes, government spending policies, and changes in domestic and international economies.
Investment in Underlying Fund Risk. The Fund invests in the Underlying Fund, so the Fund’s investment performance and risks are likely to be directly related to those of the Underlying Fund. The Fund’s NAV will change with changes in the value of the Underlying Fund and other assets that the Fund holds. The shares of the Underlying Fund may trade at a premium or discount to the Underlying Fund’s NAV. Investors in the Fund will indirectly bear the expenses charged by the Underlying Fund, and an investment in the Fund may entail more expenses than a direct investment in the Underlying Fund.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.
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Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, hedging losses, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
National Closed Market Trading Risk. To the extent that securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other funds.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Reliance on Trading Partners Risk. The Fund and the Underlying Fund invest in countries or regions whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund's investments. Through its holdings of securities of certain issuers, the Fund and the Underlying Fund are specifically exposed to Asian Economic Risk, European Economic Risk and U.S. Economic Risk.
Risk of Investing in China. Investments in Chinese securities, including certain Hong Kong-listed and U.S.-listed securities, are subject to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. Despite economic and market reforms in recent decades, the Chinese government’s control over certain sectors and enterprises and significant regulation of investment and industry are still pervasive. Chinese companies are subject to the risk that Chinese authorities can intervene in their operations and structure. Chinese markets generally continue to experience inefficiency, a lack of publicly available information and/or political and social instability and may be subject to volatility and pricing anomalies resulting from governmental influence. Internal social unrest or confrontations with other countries, including military conflicts in response to such events, may disrupt China’s economy and markets and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher inflation.
China has experienced security concerns, such as terrorism and strained international relations. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, export controls, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers in which the Fund invests. Incidents involving China’s or the region’s security may adversely affect the Chinese economy and markets and the Fund’s investments.
The Chinese economy is highly reliant on trade. A reduction in spending on Chinese products and services, supply chain diversification, the institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions or a trade war between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The Underlying Index may include companies that are subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. So long as these restrictions do not include restrictions on investments, the Fund is generally expected to invest in such companies, consistent with its objective to track the performance of the Underlying Index.
Chinese companies, including those listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, or for other reasons, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies.
Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. Any change in the operations of entities in a VIE structure, the status of VIE contractual arrangements or the legal or regulatory environment in China could result in significant, and possibly permanent and/or total, losses for investments in VIE issuers. The Fund does not select investments based on investor protection considerations.
Risk of Investing in Developed Countries. The Fund’s and the Underlying Fund's investment in  developed country issuers will subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic
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growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s or the Underlying Fund's investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Risk of Investing in Japan. Investing in Japanese issuers subjects the Fund to legal, regulatory, political, economic, currency, geographic and security risks that are specific to Japan. Japan’s economy depends heavily on international trade, oil and other commodity imports, and government policy supporting its exports. Other risks facing the Japanese economy include significant public debt and deficits, currency fluctuations, and labor shortages due to an aging and declining population. Japan’s relations with its neighbors have been strained at times, which could adversely affect its markets and economy. Japan is also vulnerable to natural disasters.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Tax Risk. Because the Fund invests in the Underlying Fund, the Fund’s realized losses on sales of shares of the Underlying Fund may be indefinitely or permanently deferred as “wash sales.” Distributions of short-term capital gains by the Underlying Fund will be recognized as ordinary income by the Fund and would not be offset by the Fund’s capital loss carryforwards, if any. Capital loss carryforwards of the Underlying Fund, if any, would not offset net capital gains of the Fund. Each of these effects is caused by the Fund's investment in the Underlying Fund and may result in distributions to Fund shareholders being of higher magnitude and less likely to qualify for lower capital gain tax rates than if the Fund were to invest directly in the securities and other instruments composing the Underlying Index. The Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund. Income from swaps is generally taxable. In addition, the tax treatment of certain derivatives, such as swaps, is unsettled and may be subject to future legislation, regulation or administrative pronouncements issued by the U.S. Internal Revenue Service (“IRS”).
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from the Fund’s obligation, if any, for foreign withholding taxes; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. To the extent that the Fund seeks to achieve its investment objective through investments in the Underlying Fund, the Fund may experience increased tracking error as compared to investing directly in the securities or other assets included in the underlying index of the Underlying Fund. A Fund that tracks an index with exposure to non-U.S. issuers may experience higher tracking error than ETFs that do not track such indexes. A Fund that tracks an index with exposure to swaps, options, futures and/or other derivatives may experience higher tracking error than ETFs that do not track such indexes.
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The price received by the Fund also may differ from the value used by the Underlying Index. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
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Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of an appropriate broad-based securities market index and the Underlying Index. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	19.48%	September 30, 2025
During the periods shown in the chart:
Best Quarter	18.94%	June 30, 2020
Worst Quarter	-25.25%	March 31, 2020
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Five Years	Since Fund Inception
(Inception Date: 6/29/2015)
Return Before Taxes	12.60%	7.89%	8.60%
Return After Taxes on Distributions	11.77%	5.96%	7.04%
Return After Taxes on Distributions and Sale of Fund Shares	8.10%	5.69%	6.50%
MSCI ACWI ex USA Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	5.53%	4.10%	4.60%
MSCI EAFE Small Cap 100% Hedged to USD Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	13.06%	8.20%	8.79%

1Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
S-24

Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Manager. Orlando Montalvo (the “Portfolio Manager”) is primarily responsible for the day-to-day management of the Fund. The Portfolio Manager supervises a portfolio management team. Mr. Montalvo has been a Portfolio Manager of the Fund since 2015.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
S-25

More Information About the Funds
This Prospectus contains important information about investing in the Funds listed below. Please read this Prospectus carefully before you make any investment decisions. Additional information regarding the Funds as well as other funds that are series of iShares Trust, iShares U.S. ETF Trust or iShares, Inc. (each, a “Fund”) is available at www.iShares.com.
Each Fund’s investment objective and its Underlying Index may be changed without shareholder approval.

Fund	Underlying Index	Investment Objective
iShares Currency Hedged MSCI ACWI ex U.S. ETF	MSCI ACWI ex USA 100% Hedged to USD Index
The iShares Currency Hedged MSCI ACWI ex U.S. ETF seeks to
track the investment results of an index composed of large- and mid-capitalization developed and emerging equities, excluding the
U.S., while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar.

iShares Currency Hedged MSCI EAFE ETF	MSCI EAFE 100% Hedged to USD Index
The iShares Currency Hedged MSCI EAFE ETF seeks to track the investment results of an index composed of large- and mid-
capitalization equities in Europe, Australasia, and the Far East while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar.

iShares Currency Hedged MSCI EAFE Small-Cap ETF	MSCI EAFE Small Cap 100% Hedged to USD Index
The iShares Currency Hedged MSCI EAFE Small-Cap ETF seeks to track the investment results of an index composed of small
capitalization developed market equities, excluding the U.S. and
Canada, while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar.

ETFs are funds that trade like other publicly traded securities. Shares of each Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day. The market price for a share of a Fund may be different from the Fund’s most recent NAV.
Each Fund invests in a particular segment of the markets for securities and other instruments (as applicable) and is designed to be used as part of broader asset allocation strategies. Accordingly, an investment in a Fund should not constitute a complete investment program. An investment in a Fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, BFA or any of BFA’s affiliates.
Index Funds
A share of a Fund represents an ownership interest in an underlying portfolio of securities and other instruments (as applicable) that is intended to track the Fund’s Underlying Index. An index is a financial calculation, based on a grouping of financial instruments, and is not an investment product, while each Fund is an actual investment portfolio. The performance of a Fund and that of its Underlying Index may vary for a number of reasons, including transaction costs, asset or currency valuations, corporate actions, timing variances and differences between the composition of a Fund’s portfolio and that of the Underlying Index resulting from the Fund’s use of representative sampling or from legal restrictions (such as diversification requirements) that apply to the Fund but not to its Underlying Index.
From time to time, the provider of the Underlying Index (“Index Provider”) may make changes to the index methodology or other adjustments to a Fund’s Underlying Index. Unless otherwise determined by BFA, any such change will be reflected in the calculation of the Underlying Index’s performance on a going-forward basis after the effective date of such change. Therefore, the performance of the Underlying Index that is shown for periods prior to the effective date of any such change generally will not be recalculated or restated to reflect the change.
BFA uses a representative sampling indexing strategy to manage the Funds. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. Because the Funds use representative sampling, they can be expected to have a larger tracking error than if they used a replication indexing strategy. “Replication” is an indexing strategy in which a fund invests in substantially all of the components of its underlying index in approximately the same proportions as in the underlying index.
Borrowing
The Fund listed below may borrow as a temporary measure for extraordinary or emergency purposes, including to meet redemptions or to facilitate the settlement of securities or other transactions. The Fund does not intend to borrow money in order to leverage its portfolio.
 iShares Currency Hedged MSCI EAFE ETF
1

Additional Information About the Funds' Risks
Each Fund is subject to various risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Each Fund discloses its portfolio holdings daily at www.iShares.com. You could lose all or part of your investment in a Fund, which could underperform other investments. The table below identifies the principal and other (non-principal) risks that apply to each Fund. A Fund that invests in an underlying fund (“Underlying Fund”) also may be indirectly exposed to these risks through such investment. A description of each risk is provided after the table.

	iShares Currency Hedged MSCI ACWI ex U.S. ETF	iShares Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI EAFE Small-Cap ETF
✓ Principal Risk | • Other Risk
Asian Economic Risk	✓	✓	✓
Asset Class Risk	✓	✓	✓
Australasian Economic Risk		•	•
Authorized Participant Concentration Risk	✓	✓	✓
Borrowing Risk		•
Close-Out Risk for Qualified Financial Contracts	•	•	•
Communications Companies Risk	•	•
Concentration Risk	✓	✓	✓
Consumer Goods and Services Companies Risk	✓	✓	✓
Currency Risk	✓	✓	✓
Custody Risk	✓
Derivatives Risk	✓	✓	✓
Equity Securities Risk	✓	✓	✓
European Economic Risk	✓	✓	✓
Financial Companies Risk	✓	✓	•
Geographic and Security Risks	•	•	•
Healthcare Companies Risk	•	•	•
Hedging Risk	✓	✓	✓
Illiquid Investments Risk	•	•	•
Index-Related Risk	✓	✓	✓
Industrial Companies Risk	•	✓	✓
Investment in Underlying Fund Risk	✓	✓	✓
Issuer Risk	✓	✓	✓
Large-Capitalization Companies Risk	✓	✓
Large Shareholder and Large-Scale Redemption Risk	•	•	•
Management Risk	✓	✓	✓
Market Risk	✓	✓	✓
Market Trading Risk	✓	✓	✓
Materials Companies Risk	•	•	•
Mid-Capitalization Companies Risk	✓	✓
National Closed Market Trading Risk	✓	✓	✓
Non-U.S. Securities Risk	✓	✓	✓
North American Economic Risk	•
Operational and Technology Risks	✓	✓	✓
Ownership Limitations Risk	•	•	•
Real Estate Investment Risk			•
Reliance on Trading Partners Risk	✓	✓	✓
2

	iShares Currency Hedged MSCI ACWI ex U.S. ETF	iShares Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI EAFE Small-Cap ETF
✓ Principal Risk | • Other Risk
Risk of Investing in China	✓		✓
Risk of Investing in Developed Countries	✓	✓	✓
Risk of Investing in Emerging Markets	✓
Risk of Investing in Japan		✓	✓
Risk of Investing in Russia	✓
Risk of Investing in Saudi Arabia	✓
Risk of Investing in the U.K.		✓
Securities Lending Risk	✓	✓	✓
Small-Capitalization Companies Risk			✓
Tax Risk	✓	✓	✓
Technology Companies Risk	•	•	•
Tracking Error Risk	✓	✓	✓
U.S. Economic Risk	✓	✓	✓
Valuation Risk	✓	✓	✓
Asian Economic Risk. Certain Asian economies have experienced rapid growth and industrialization in recent years, but there is no assurance that this growth rate will be maintained. Other Asian economies have experienced high inflation, high unemployment, currency devaluations and restrictions, and over-extension of credit. Geopolitical hostility, political instability, and economic or environmental events in any one Asian country may have a significant economic effect on the entire Asian region, as well as on major trading partners outside Asia. An adverse event in the Asian markets may have a significant adverse effect on some or all of the economies of the countries in which a Fund invests. Because many Asian countries depend significantly on international trade, shifts in relationships with key trading partners, such as China and the U.S., may have a region-wide economic impact. Strains in these relations could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. A shift towards protectionist policies by these countries or other key trading partners could suppress Asia’s exports and reduce foreign investment in the region.
Many Asian countries are subject to political risk, including political instability, corruption and regional conflicts. North Korea and South Korea each have substantial military capabilities, and historical tensions between the two countries present the risk of war. China has a complex territorial dispute regarding the sovereignty of Taiwan and has pledged to take control of Taiwan, including by force if necessary. Continuing hostility between China and Taiwan may have an adverse impact on economies throughout the region and on the value of a Fund’s investments, may cause a suspension in a Fund’s ability to trade in certain securities or other assets, or may otherwise make such investments impracticable or impossible. Frictions between China and the Philippines in the South China Sea pose a risk of escalation potentially leading to military conflict. In addition, many Asian countries are subject to social and labor risks associated with demands for improved political, economic and social conditions. These risks, among others, may adversely affect the value of a Fund’s investments with exposure to Asia.
Asset Class Risk. The securities and other assets in a Fund’s portfolio or, if applicable, its Underlying Index may underperform in comparison to indexes that track, or assets that represent, other countries or geographic units, industries, markets, market segments, or asset classes. Various types of securities, other assets and indexes may experience cycles of outperformance and underperformance in comparison to financial markets generally. This divergence may be due to a number of factors including, among other things, inflation, interest rates, productivity, global demand for local products or resources, and regulation and governmental controls. This may cause a Fund to underperform other investment vehicles that invest in different asset classes.
Australasian Economic Risk. The economies of Australasia, which include Australia and New Zealand, depend on exports from the energy, agricultural and mining sectors and, as a result, are susceptible to fluctuations in the commodity markets. These economies also increasingly depend on their growing service industries. The Australasian economies depend on the economies of their key trading partners, which include China, Japan, South Korea, the U.S. and certain European countries. Reduced spending by any of these trading partners on Australasian products and services, or negative changes in any of these economies, may have an adverse impact on some or all of the Australasian economies. Economic events in key trading countries can have a significant effect on the Australasian economies.
Other risks to Australasian countries include natural disasters that may occur in the region (e.g., droughts, earthquakes, fires, tsunamis) and national or regional security concerns (e.g., terrorism, war, strained international relations). Any such event may adversely affect the Australasian economies, financial markets or issuers of securities, causing an adverse impact on the value of a Fund’s investments.
3

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with a Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for a Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for a Fund that invests in securities issued by non-U.S. issuers or instruments with lower trading volume. Such assets often entail greater settlement and operational complexity and higher capital costs for Authorized Participants, which may limit the number of Authorized Participants that engage with the Fund.
Borrowing Risk. Borrowing may exaggerate changes in a Fund’s NAV and in the return on its portfolio. A Fund that borrows will incur interest expenses and other fees, which may reduce the Fund’s return. Borrowing may also cause a Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.
Close-Out Risk for Qualified Financial Contracts. Regulations adopted by global prudential regulators require counterparties that are part of U.S. or foreign global systemically important banking organizations to include contractual restrictions on close-out and cross-default in agreements relating to qualified financial contracts. Qualified financial contracts include agreements relating to swaps, currency forwards and other derivatives as well as repurchase agreements and securities lending agreements. The restrictions prevent a Fund from closing out a qualified financial contract during a specified time period if the counterparty is subject to resolution proceedings and also prohibit a Fund from exercising default rights due to a receivership or similar proceeding of an affiliate of the counterparty. These requirements may increase credit risk and other risks to a Fund.
Communications Companies Risk. Communications companies may face rapid product obsolescence as well as unexpected risks and costs related to product compatibility and standardization, new product introduction and technological developments, such as artificial intelligence and machine learning. These companies may need to commit substantial capital to integrate new technologies and develop new products and services. Demographic shifts and changes in consumer preferences and expectations may have negative impacts on their business. Cybersecurity and data privacy risks may be heightened for communications companies, and a theft of proprietary or consumer information or disruptions in service could have a material adverse effect on their operations and reputation.
Communications companies are subject to extensive government regulation, including licensing and franchise requirements. The costs of complying with regulations and seeking required approvals, as well as potential delays or denials, may adversely affect their business. These companies may face increased government scrutiny and may be subject to adverse government or legal action. They depend significantly on patent and other intellectual property rights, and the loss or impairment of these rights may adversely affect their profitability.
Concentration Risk. A Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes. A Fund with investment concentration may be more adversely affected by the underperformance of those assets, may experience greater price volatility and may be more susceptible to adverse economic, market, political or regulatory impacts on those assets compared to a fund that does not concentrate its investments.
Consumer Goods and Services Companies Risk. Many consumer goods and services companies (“consumer companies”) rely heavily on disposable household income and consumer spending and may be impacted by social trends, marketing campaigns, demographic shifts and other factors affecting consumer preferences and demand. In addition, damage to a brand or a reputation crisis can have a substantial adverse impact on consumer companies.
Certain consumer companies, such as those providing discretionary goods or services, may depend more on business cycles, overall economic conditions and consumer confidence. Many consumer goods and services are subject to government regulation and the related compliance costs, and consumer companies also face the risk of product liability claims. Consumer companies also may be adversely affected by volatility in commodity prices, supply chain disruptions and labor shortages.
Currency Risk. Because each Fund’s NAV is determined on the basis of the U.S. dollar, investors may lose money if the currency of a non-U.S. market in which a Fund invests depreciates against the U.S. dollar or if there are delays or limits on repatriation of foreign currency, even if the foreign currency value of the Fund’s holdings in that market increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, a Fund’s NAV may change quickly and without warning. In addition, a Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.
Custody Risk. Custody risk refers to the risks in the process of clearing and settling trades, as well as the holding of securities and other assets by local banks, agents and depositories. These risks are heightened in jurisdictions with less developed markets or less robust settlement and custody infrastructure and processes, and they may result in losses or delays in payments, delivery or recovery of money or other assets. Low trading volumes and volatile prices in less developed markets may make trades harder to complete and settle. Governments or trade groups may compel local agents to hold securities and other assets in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets. In general, the less developed a country’s securities markets are, the higher the degree of custody risk.
4

Derivatives Risk. A Fund’s use of derivatives (e.g., futures, forwards, swaps, options) may be riskier than other types of investments and may not have the intended effect on a Fund’s performance. Derivatives can be sensitive to changes in economic and market conditions, and they may increase a Fund’s volatility. A Fund also may experience reduced returns as a result of transaction costs and losses on derivatives positions. There is the risk of imperfect correlation between the value of a derivative and that of the asset underlying the derivative. Derivatives may create investment leverage, which could result in losses that significantly exceed a Fund’s original investment. Due to their complexity, derivatives are subject to the risk of mispricing or improper valuation. The possible lack of a liquid secondary market for derivatives and the resulting inability of a Fund to sell or otherwise close a derivatives position could expose a Fund to losses and could make derivatives more difficult for a Fund to value accurately.
Certain derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, a Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Regulatory requirements may delay or restrict a Fund’s exercise of remedies if a derivative counterparty were to default, which could adversely impact the Fund.
The use of derivatives exposes a Fund to operational risks, such as documentation and settlement issues, systems failures, inadequate controls and human error. Derivatives also involve legal risks, including insufficient documentation, insufficient capacity or authority of a counterparty, and the legality and enforceability of a contract. Derivatives expose a Fund to derivative liquidity risks relating to potential liquidity demands for a Fund to make margin, collateral, or settlement payments.
Equity Securities Risk. Equity securities are subject to changes in value due to general market or economic conditions, perceptions about the markets in which issuers participate or a number of factors relating to a specific issuer. Investments in equity securities may be more volatile than investments in other asset classes. Equity securities (both common and preferred stock) are subordinated to debt securities in a company’s capital structure, and so equity holders are generally subject to more risks, particularly in the event of an issuer’s bankruptcy. Common stock has the lowest priority and the greatest risks, including with respect to dividends and any liquidation payments.
European Economic Risk. The Economic and Monetary Union (the “eurozone”) of the European Union (the “EU”) requires compliance by member states that are members of the eurozone with restrictions on inflation rates, deficits, interest rates and debt levels, as well as fiscal and monetary controls, each of which may significantly affect every country in Europe, including those countries that are not members of the eurozone. Additionally, European countries outside of the eurozone may present economic risks that are independent of the indirect effects that eurozone policies have on them. In particular, the United Kingdom's (the “U.K.”) economy may be affected by global economic, industrial and financial shifts. Changes in imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro (the common currency of eurozone countries), the default or threat of default by an EU member state on its sovereign debt and/or an economic recession in an EU member state may have a significant adverse effect on the economies of other EU member states and their trading partners. The European financial markets have historically experienced volatility and adverse trends due to concerns about economic downturns or government debt levels in several European countries, including, but not limited to, Austria, Belgium, Cyprus, France, Greece, Ireland, Italy, Portugal, Spain and Ukraine. These events have affected and may in the future adversely affect the exchange rate of the euro and may significantly affect European countries.
Responses to financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest, may limit future growth and economic recovery or may have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro and/or withdraw from the EU. The U.K. left the EU (“Brexit”) on January 31, 2020. Brexit could adversely affect European or worldwide political, regulatory, economic or market conditions and could contribute to instability in global political institutions, regulatory agencies and financial markets.
The national politics of countries in Europe have been unpredictable and subject to influence by disruptive political groups and ideologies, including, for example, secessionist movements. The governments of European countries may be subject to change and such countries may experience social and political unrest. Unanticipated or sudden political or social developments may result in sudden and significant investment losses. The occurrence of terrorist incidents throughout Europe or war in the region could also impact financial markets. The impact of these events is not clear but could be significant and far-reaching and could adversely affect the value and liquidity of a Fund's investments.
Russian Invasion of Ukraine. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, import and export restrictions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, may impact Russia's economy, Russian issuers of securities in which a Fund invests, or the economies of Europe as a whole. Actual and threatened responses to Russian military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and are likely to have collateral impacts on such sectors across Europe and globally.
5

Financial Companies Risk. Financial services companies are subject to extensive governmental regulation and intervention, which may change frequently and may adversely affect their profitability, the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain and their size, among other things. Financial services companies also may be significantly affected by, among other things, interest rates, economic conditions, credit rating downgrades, adverse public perception and exposure concentration. Increased risk-taking by financial companies may result in greater overall risk in the global financial sector. Certain events may cause an unusually high degree of volatility in financial markets and pose the risk of large losses for financial services companies.
Financial companies frequently operate with substantial financial leverage and are exposed directly to the credit risk of their borrowers and counterparties, which also may be leveraged to an unknown degree. Financial companies may have significant exposure to the same borrowers and counterparties; as a result, a borrower’s or counterparty’s inability to meet its obligations to one company may affect other financial companies with exposure to the same borrower or counterparty. This interconnectedness of risk may result in significant negative impacts to companies with direct exposure to the defaulting counterparty as well as adverse cascading effects in the markets and the financial sector generally.
Geographic and Security Risks. Issuers in a Fund’s portfolio may be located in, or otherwise connected to, parts of the world affected by natural disasters, such as severe heat, earthquakes, tornadoes, volcanic eruptions, wildfires, droughts, floods, hurricanes and tsunamis. In addition, issuers may be impacted by security concerns with respect to a country or region, such as war and other types of conflict, terrorism, strained international relations and territorial disputes. Any of these events may adversely affect the issuers, markets and economies to which a Fund is exposed, which may adversely affect the value of the Fund.
Healthcare Companies Risk. The profitability of healthcare companies may be adversely affected by the following factors, among others: extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, a limited number of products, labor shortages, supply chain issues and industry innovation. Many new products in the healthcare sector entail significant research and development and require regulatory approval, all of which may be long and costly, and such efforts ultimately may be unsuccessful. Many healthcare companies depend heavily on obtaining and defending patents, which can be costly, and may be adversely affected by the expiration of patents. Healthcare companies also are subject to extensive litigation based on product liability and similar claims.
Hedging Risk. There can be no assurance that a Fund’s hedging strategy will be effective. When a derivative is used as a hedge against a position that a Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, there can be imperfect matching between the hedging instrument and the hedged investment. Hedging entails additional transaction costs and may result in certain adverse tax consequences. To the extent that market or other conditions adversely impact the availability, liquidity or pricing of a hedging instrument used by a Fund, the Fund’s ability to enter into hedging transactions may be impaired, and the Fund may not be able to achieve its investment objective.
Illiquid Investments Risk. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment. An investment may be illiquid due to, among other things, fewer participants or less capacity to make a market in the investment, the lack of an active market for the investment, capital controls, delays or limits on repatriation of local currency, and the insolvency of local governments. To the extent that a Fund invests in securities or other assets with substantial market and/or credit risk, the Fund will tend to have increased exposure to the risks associated with illiquid investments. Illiquid investments may be harder to value, especially in changing markets.
Liquid investments may become illiquid after purchase by a Fund, particularly during periods of market turmoil. There can be no assurance that a security or other asset that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by a Fund, and any security or other asset held by a Fund may be deemed an illiquid investment pursuant to the Fund’s liquidity risk management program.
Holdings of illiquid investments may reduce a Fund’s returns because the Fund may be unable to transact at advantageous times or prices. If a Fund is forced to sell underlying investments at reduced prices or under unfavorable conditions to meet redemption requests or for other cash needs, the Fund may suffer a loss. This may be magnified in a rising interest rate environment or other circumstances where redemptions of Fund shares may be greater than normal. If other market participants attempt to liquidate holdings at the same time as a Fund, this will lead to an increased supply of the Fund’s underlying investments in the market and contribute to greater illiquid investments risk and downward pricing pressure. In addition, if a Fund is limited in its ability to sell illiquid investments during periods when shareholders are redeeming their shares, the Fund will need to sell liquid securities to meet redemption requests, and illiquid securities will become a larger portion of the Fund’s holdings. During periods of market volatility, liquidity in the market for a Fund’s shares may be impacted by the liquidity in the market for the underlying securities or other assets held by the Fund, which could lead to the Fund’s shares trading at a premium or discount to the Fund's NAV.
Index-Related Risk. A Fund that tracks an Underlying Index seeks to achieve a return that corresponds generally to the price and yield performance, before fees and expenses, of its Underlying Index as published by the Index Provider. There is no assurance that the Index Provider or its agents will construct or calculate the Underlying Index accurately. While the Index Provider describes what the Underlying Index is designed to achieve, neither the Index Provider nor its agents provide any warranty or accept any liability regarding the quality, accuracy or completeness of the Underlying Index or its related data, and they do not guarantee that the Underlying Index will be in line with the Index Provider’s methodology. BFA also does not provide any warranty or guarantee against the Index Provider’s or any agent’s errors.
6

The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither a Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of an Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, particularly for indexes that are less commonly used as benchmarks. In addition, there may be heightened risks associated with the adequacy and reliability of information about emerging markets constituents, as such markets may have less information available or less regulatory oversight. Errors related to an Underlying Index may negatively or positively impact a Fund and its shareholders. For example, if the Underlying Index contains incorrect constituents, the Fund will have exposure to such constituents and will be underexposed to the Underlying Index’s other constituents. Shareholders should understand that any gains from an Index Provider’s errors will be kept by the Fund and its shareholders and any losses or costs from such errors will be borne by the Fund and its shareholders.
Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact an Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance to an Underlying Index. This could cause the Underlying Index to vary from its normal or expected composition. If a scheduled rebalance is postponed, index constituents that would otherwise be removed at the rebalance (due to, for example, changes in market capitalization or issuer credit ratings) may remain, causing the performance and constituents of the Underlying Index to vary from those expected under normal conditions. In addition, to the extent circumstances evolve between periodic index reviews and reconstitutions, an Underlying Index may include constituents that do not align with its objective or selection criteria, and the Fund tracking the Underlying Index may be similarly affected.
In addition to scheduled rebalances, an Index Provider or its agents may carry out ad hoc index rebalances due to reaching certain weighting constraints, unusual market conditions, corporate events, or corrections of errors. The relevant Fund will in turn rebalance its portfolio to attempt to increase the correlation between the portfolio and the Underlying Index. The Fund and its shareholders will directly bear any transaction costs and market exposure from such portfolio rebalancing. Therefore, index-related errors and ad hoc rebalances may increase a Fund’s costs and tracking error.
Industrial Companies Risk. Industrial companies face a number of risks, including supply chain and distribution disruptions, business interruptions, third-party vendor risks, cyber attacks, trade disputes, product recalls, liability and environmental damage claims, scarcity of materials or parts, excess capacity, changes in consumer preferences, and volatility in commodity prices and currencies. The products of industrial companies may face obsolescence due to technological developments and new product introduction. Furthermore, changes in trade restrictions and tariffs as well as broader geopolitical developments could adversely affect industrial companies. These companies also may be significantly affected by domestic and international economic conditions, legislative and regulatory changes, and labor relations. Industrial companies may depend on public or private sector financing, which may become difficult to obtain due to government spending constraints or reduced availability of capital. Such companies may be unable to protect their intellectual property rights or may be liable for infringing the intellectual property rights of others.
Investment in Underlying Fund Risk. For a Fund that invests in an Underlying Fund, the Fund’s investment performance and risks are likely to be directly related to those of the Underlying Fund. A Fund’s NAV will change with changes in the value of an Underlying Fund and other assets that the Fund holds. The shares of an Underlying Fund may trade at a premium or discount to the Underlying Fund’s NAV. Investors in a Fund that invests in an Underlying Fund will indirectly bear the expenses charged by the Underlying Fund, and an investment in the Fund may entail more expenses than a direct investment in the Underlying Fund (except to the extent that certain fees are waived by BFA). An investor in such a Fund may receive taxable gains from portfolio transactions by an Underlying Fund, as well as taxable gains from transactions in the shares of an Underlying Fund that are held by the Fund.
Issuer Risk. The performance of a Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders of a Fund, including an Authorized Participant, a third-party investor, the Fund’s adviser, an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares or may hold their investment in the Fund for a limited period of time. These shareholders may also pledge or loan Fund shares (to secure financing or otherwise), which may result in the shares becoming concentrated in another party. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment or that the size of a Fund would be maintained. Redemptions of a large number of Fund shares may adversely affect a Fund’s liquidity and net assets. To the extent a Fund permits redemptions in cash, these redemptions may force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may negatively impact the Fund’s NAV, have a material effect on the market price of Fund shares, increase the Fund’s brokerage costs, accelerate the realization of taxable income and/or capital gains, and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as
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receiving a disproportionately large taxable distribution during or with respect to such tax year. A Fund also may be required to sell its more liquid investments to meet a large redemption, in which case the Fund’s remaining assets may be less liquid, more volatile, and more difficult to price.
To the extent these large shareholders transact in Fund shares on the secondary market, such transactions may account for a large percentage of the trading volume for Fund shares and may, therefore, have a material upward or downward effect on the market price of the shares. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would, diluting its investment returns.
Management Risk. An index Fund invests in securities or other assets included in, or representative of, its Underlying Index, regardless of their investment merits. Such a Fund may be affected by a general decline in market segments related to its Underlying Index, and BFA generally does not attempt to invest the Fund’s assets in defensive positions under any market conditions, including declining markets. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track its Underlying Index. Because BFA uses a representative sampling indexing strategy, a Fund will not fully replicate its Underlying Index and may hold securities or other assets not included in the Underlying Index. As a result, a Fund is subject to the risk that BFA’s investment strategy, whose implementation is subject to a number of constraints, may not produce the intended results. There is no guarantee that a Fund’s investment results will have a high degree of correlation to those of its Underlying Index or that a Fund will achieve its investment objective.
Market Risk. A Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. The value of a financial instrument or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the particular instrument or asset, or factors that affect one or more issuers, counterparties, exchanges, countries or other geographic units, markets, industries, or asset classes. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on a Fund and its investments and could result in increased premiums or discounts to a Fund’s NAV. Changes in market and economic conditions generally do not have the same impact on all types of instruments and assets.
Market Trading Risk. A Fund faces numerous market trading risks, any of which may lead to its shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to the NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
Absence of an Active Primary Market. Although Fund shares are listed for trading on one or more stock exchanges, there can be no assurance that an active primary trading market for Fund shares will develop or be maintained by market makers or Authorized Participants.
Secondary Listing Risks. A Fund’s shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund’s primary listing is maintained. Fund shares also may be available to non-U.S. investors through funds or structured investment vehicles similar to depositary receipts. There can be no assurance that a Fund’s shares will continue to trade on any such stock exchange or in any market or that a Fund’s shares will continue to meet the requirements for exchange listing or market trading. A Fund’s shares may be less actively traded in certain markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information that is available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.
Secondary Market Trading Risk. Shares of a Fund may trade in the secondary market at times when the Fund does not accept orders to create or redeem shares. At such times, shares may trade in the secondary market with more significant premiums or discounts to NAV than might be experienced at times when the Fund accepts creation and redemption orders. Securities held by a Fund may be traded in markets that close at a different time than an exchange on which Fund shares are traded. Liquidity in those securities may be reduced after the applicable closing time. As a result, during the time when the exchange is open but after the applicable market closing, fixing or settlement time, there may be wider bid/ask spreads on the exchange and a greater premium or discount to NAV.
In stressed market conditions, the market for a Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, and an investor may be unable to sell their Fund shares.
Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or for other reasons. In times of extraordinary market volatility, Fund shares may be subject to trading halts pursuant to “circuit breaker” rules of a stock exchange or market. If there is a trading halt or unanticipated closure of an exchange or market, an investor may be unable to purchase or sell Fund shares. In addition, if trading in certain securities or financial instruments is restricted, this may disrupt a Fund’s creation/redemption process, affect the price at which Fund shares trade in the secondary market, and result in a Fund being unable to trade certain securities or financial instruments. In such circumstances, a Fund may be unable to rebalance its portfolio or accurately price its portfolio holdings and may incur substantial trading losses.
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Shares of a Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short. In addition, trading activity in derivative products based on a Fund may lead to increased trading volume and volatility in the secondary market for the shares of the Fund.
Fund Shares May Trade at Prices Other Than NAV. Shares of a Fund trade on stock exchanges at prices at, above or below the Fund’s most recent NAV. A Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s portfolio holdings. The trading price of a Fund’s shares fluctuates throughout trading hours based on both market supply of and demand for Fund shares and the underlying value of the Fund’s portfolio holdings or NAV. As a result, the trading prices of a Fund’s shares may deviate significantly from NAV during times of market volatility, significant redemption requests, or other unusual market conditions
However, because Fund shares can be created and redeemed in Creation Units at NAV, BFA believes that large discounts or premiums to a Fund’s NAV are not likely to be sustained over the long term (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs). While the creation/redemption feature is designed to make it more likely that a Fund’s shares normally will trade on stock exchanges at prices close to the Fund’s next calculated NAV, exchange prices are not expected to correlate exactly with the Fund’s NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants, or other market participants, and during periods of significant market volatility, may result in trading prices for shares of a Fund that differ significantly from its NAV. Authorized Participants may be less willing to create or redeem a Fund’s shares if there is a lack of an active market for such shares or the Fund’s underlying investments, which may contribute to the Fund’s shares trading at a premium or discount to NAV.
Costs of Buying or Selling Fund Shares. Buying or selling Fund shares on an exchange involves two types of costs that apply to all securities transactions. When buying or selling Fund shares through a broker, you will likely incur a brokerage commission and other charges. In addition, you may incur the cost of the “spread,” which is the difference between what investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). The spread varies over time for Fund shares based on trading volume and market liquidity. It is generally narrower if a Fund has more trading volume and market liquidity and wider if a Fund has less trading volume and market liquidity. Increased market volatility also may cause wider spreads. In addition, there may be regulatory and other charges that are incurred as a result of trading activity. Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results, and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments through a brokerage account.
Materials Companies Risk. The materials sector tends to be closely tied to the economic cycle and can be significantly affected by supply-demand dynamics. Materials companies may be adversely affected by commodity price volatility, exchange rate fluctuations, social and political unrest, war, import and export controls, supply chain disruption, increased competition, depletion of resources, technical advances, labor relations, litigation and government regulations, among other factors. Materials companies are at risk of liability for environmental damage and product liability claims and may incur significant costs in complying with environmental laws.
Mid-Capitalization Companies Risk. Investments in mid-capitalization companies may be riskier, less liquid, more volatile and more susceptible to economic, market and industry changes than investments in large-capitalization companies. Mid-capitalization companies may have more limited product lines, markets, financial resources and management experience. As a result, they generally are more vulnerable than large-capitalization companies to adverse business and economic developments. Mid-capitalization companies may have a shorter business track record, with relatively less information available to investors. The securities of mid-sized companies may trade less frequently and in smaller volumes than the securities of larger companies.
National Closed Market Trading Risk. To the extent that securities or other assets held by a Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on a Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to a Fund’s NAV that may be greater than those experienced by other funds.
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on a Fund. The risks of investing in non-U.S. securities include the following, any of which may have an adverse impact on a Fund:
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Less liquid markets, which may make valuing securities more difficult;
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Greater market volatility;
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Government intervention in issuers' operations or structure;
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Government expropriation or nationalization of assets;
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Exchange rate fluctuations and currency controls;
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Limitations on the foreign ownership of securities;
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Imposition of withholding or other taxes;
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Restrictions on the repatriation of capital;
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Higher transaction and custody costs;
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Foreign market trading hours, different clearing and settlement procedures, and holiday schedules, which may limit a Fund's ability to engage in portfolio transactions;
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Less regulation of the securities and other financial markets;
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Less availability of public information about issuers;
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Weaker accounting, audit, disclosure and financial reporting requirements and the risk of being delisted from U.S. exchanges;
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Difficulties in enforcing contractual obligations; and
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Legal principles relating to corporate governance, directors’ fiduciary duties and liabilities, and shareholder rights that are less robust than those that apply in the U.S.
Withholding Tax Reclaims Risk. A Fund that holds non-U.S. securities may file claims to recover withholding tax on dividend and interest income (if any) received from issuers in certain countries where such withholding tax reclaim is possible. Whether or when a Fund will receive a withholding tax refund is within the control of the tax authorities in such countries. Where a Fund expects to recover withholding tax based on a continuous assessment of the probability of recovery, the Fund’s NAV generally includes accruals for such tax refunds. The Fund continues to evaluate tax developments for potential impact to the probability of recovery. If the likelihood of receiving a tax refund materially decreases, such as due to a change in tax regulation or approach, accruals in a Fund’s NAV for such refunds may be written down partially or in full, which will adversely affect the Fund’s NAV. Investors in a Fund at the time when an accrual is written down will bear the impact of any resulting reduction in NAV regardless of whether they were investors during the accrual period. Conversely, if a Fund receives a tax refund that was not previously accrued, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from any such NAV increase.
North American Economic Risk. A decrease in imports or exports, changes in trade regulations or an economic recession in any North American country can have a significant economic effect on the entire North American region and on some or all of the North American countries in which a Fund invests.
The U.S. is Canada's and Mexico's largest trading and investment partner. The Canadian and Mexican economies are significantly affected by developments in the U.S. economy. Since the implementation of the North American Free Trade Agreement (“NAFTA”) in 1994 among Canada, the U.S. and Mexico, total merchandise trade among the three countries has increased. However, political developments including the implementation of tariffs by the U.S. and the renegotiation of NAFTA in the form of the United States-Mexico-Canada Agreement (“USMCA”), which replaced NAFTA on July 1, 2020, could negatively affect North America’s economic outlook and, as a result, the value of securities held by a Fund. Policy and legislative changes in one country may have a significant effect on North American markets generally, as well as on the value of certain securities held by a Fund.
Operational and Technology Risks. A Fund and the entities with which it interacts directly or indirectly are susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or impair the Fund’s operations. These entities include, but are not limited to, a Fund’s adviser, administrator, distributor, other service providers (e.g., index and benchmark providers, accountants, custodians, and transfer agents), financial intermediaries, counterparties, market makers, Authorized Participants, listing exchanges, other financial market operators, and governmental authorities. Operational and technology risks for the issuers in which a Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value. A Fund may incur substantial costs in order to mitigate operational and technology risks.
Cybersecurity incidents can result from deliberate attacks or unintentional events against an issuer in which a Fund invests, the Fund or any of its service providers. They include, but are not limited to, gaining unauthorized access to systems, misappropriating assets or sensitive information, corrupting or destroying data, and causing operational disruption. Geopolitical tension may increase the scale and sophistication of deliberate attacks, particularly those from nation states or from entities with nation state backing. Cybersecurity incidents may result in any of the following: financial losses; interference with a Fund’s ability to calculate its NAV; disclosure of confidential information; impediments to trading; submission of erroneous trades by a Fund or erroneous subscription or redemption orders; the inability of a Fund or its service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; and other legal and compliance expenses. Furthermore, cybersecurity incidents may render records of a Fund, including records relating to its assets and transactions, shareholder ownership of Fund shares, and other data integral to a Fund’s functioning, inaccessible, inaccurate or incomplete. Power outages, natural disasters, equipment malfunctions and processing errors that threaten information and technology systems relied upon by a Fund or its service providers, as well as market events that occur at a pace that overloads these systems, may also disrupt business operations or impact critical data. In addition, the risks of increased use of AI technologies, such as machine learning, include data risk, transparency risk, and operational risk. The AI technologies, which are generally highly reliant on the collection and analysis of large amounts of data, may incorporate biased or inaccurate data, and it is not possible or practicable to incorporate all relevant data into such technologies. The output or results of any such AI technologies may therefore be incomplete, erroneous, distorted or misleading. Further, AI tools may lack transparency as to how data is utilized and how outputs are generated. AI technologies may also allow the unintended introduction of vulnerabilities into infrastructures and applications. A Fund and its shareholders could be negatively impacted as a result of these risks associated with AI technologies. AI technologies and their current and
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potential future applications, and the regulatory frameworks within which they operate, continue to quickly evolve, and it is impossible to anticipate the full scope of future AI capabilities or rules and the associated risks to a Fund.
While a Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. Each Fund and its adviser seek to reduce these risks through controls, procedures and oversight, including establishing business continuity plans and risk management systems. However, there are inherent limitations in such plans and systems, including the possibility that certain risks that may affect a Fund have not been identified or may emerge in the future; that such plans and systems may not completely eliminate the occurrence or mitigate the effects of operational or information security disruptions or failures or of cybersecurity incidents; or that prevention and remediation efforts will not be successful or that incidents will go undetected. A Fund cannot control the systems, information security or other cybersecurity of the issuers in which it invests or its service providers, counterparties, and other third parties whose activities affect the Fund.
Lastly, the regulatory climate governing cybersecurity and data protection is developing quickly and may vary considerably across jurisdictions. Regulators continue to develop new rules and standards related to cybersecurity and data protection. Compliance with evolving regulations can be demanding and costly, requiring substantial resources to monitor and implement required changes.
Ownership Limitations Risk. If certain aggregate and/or fund-level ownership thresholds are reached through transactions undertaken by BFA, its affiliates or a Fund, or as a result of third-party transactions or actions by an issuer or regulator, the ability of BFA and its affiliates on behalf of clients (including a Fund) to purchase or dispose of investments, exercise rights or undertake business transactions may be restricted by law, regulation or rules or otherwise impaired. The capacity of a Fund to invest in certain securities or other assets may be affected by the relevant threshold limits, and such limitations may have adverse effects on the liquidity and performance of a Fund’s portfolio holdings.
For example, ownership limits may apply to securities whose issuers operate in certain regulated industries or in certain international markets. Such limits also may apply where the investing entity (such as a Fund) is subject to corporate or regulatory ownership restrictions or invests in certain futures or other derivative transactions. In certain circumstances, aggregate and/or fund-level amounts invested or voted by BFA and its affiliates for client funds and accounts managed by BFA (including a Fund) may not exceed the relevant limits without the grant of a license or other regulatory or corporate approval, order, consent, relief or non-disapproval. However, there is no guarantee that permission will be granted or that, once granted, it will not be modified or revoked at a later date with minimal or no notice. In other cases, exceeding such thresholds may cause BFA and its affiliates, a Fund or other client accounts to suffer disadvantages or business restrictions.
Ownership limitations are highly complex. It is possible that, despite BFA’s intent to either comply with or be granted permission to exceed ownership limitations, it may inadvertently breach a limit or violate the corporate or regulatory approval, order, consent, relief or non-disapproval that was obtained.
Real Estate Companies Risk. Real estate companies, which include real estate investment trusts, real estate holding and operating companies, and real estate management or development companies, expose investors to the risks of owning real estate directly as well as to the risks from the way that such companies operate. Real estate companies and property values may be adversely affected by regulations and other governmental actions, including tax increases, zoning changes and other usage restrictions, environmental regulations, regulatory limitations on rent or eviction, and eminent domain.
Real estate is highly sensitive to general and local economic conditions and can be subject to intense competition and periodic overbuilding. Real estate companies may own a limited number of properties and concentrate their investments in a particular geographic region, industry or property type. Economic downturns or other adverse events (e.g., natural disasters) that affect a particular region, industry or property type may lead to decreases in property values, leasing declines and defaults by borrowers or tenants. In the event of a default, a real estate company may experience substantial delays and costs in enforcing its rights with respect to the property and protecting its investment. In addition, because real estate is relatively illiquid, a company may be constrained in its ability to diversify or liquidate its investments in response to economic conditions or other events.
Real estate companies may depend on the management skills of a few key individuals and may have limited financial resources. They may be highly leveraged, which can magnify losses, and interest rate increases can make it difficult for them, as well as borrowers and tenants, to obtain debt financing and meet payment obligations. Declining interest rates could result in increased prepayment on loans and require redeployment of capital in less desirable investments.
Certain real estate companies, such as REITs, could fail to qualify for favorable tax or regulatory treatment, which could produce adverse economic consequences for the company and its investors, including a Fund.
Reliance on Trading Partners Risk. The economies of some countries or regions in which the Funds invest are dependent on trading with certain key trading partners. Reduction in spending on the products and services of these countries or regions, institution of tariffs or other trade barriers by any of their key trading partners or a slowdown in the economies of any of their key trading partners may cause an adverse impact on the economies of such countries or regions.
Risk of Investing in China. Investments in Chinese securities, including certain Hong Kong-listed and U.S.-listed securities, subject a Fund to risks specific to China. China is subject to a considerable degree of economic, political and social instability.
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Political and Social Risk. The Chinese government is authoritarian and has periodically used force to suppress civil dissent. Disparities of wealth and the pace of economic liberalization may lead to social turmoil, violence and labor unrest. In addition, China continues to experience disagreements related to integration with Hong Kong and religious and nationalist disputes in Tibet and Xinjiang. There is also a greater risk in China than in many other countries of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation as a result of internal social unrest or conflicts with other countries. Unanticipated political or social developments may result in sudden and significant investment losses. China’s income inequality, rapidly aging population and significant environmental issues also are factors that may affect the Chinese economy.
Government Control and Regulations. Despite the Chinese government’s implementation of economic and market reforms in recent decades, government control over certain sectors and enterprises and significant regulation of investment and industry are still pervasive. China has restrictions on investment in companies or industries deemed to be sensitive to particular national interests, trading of securities of Chinese issuers, foreign ownership of Chinese corporations and/or the repatriation of assets by foreign investors. Restrictions on foreign ownership of Chinese securities may have adverse effects on a Fund’s liquidity and performance and could lead to higher tracking error. Chinese government intervention in the market may have a negative impact on market sentiment, which may in turn affect the performance of the Chinese economy and a Fund’s investments. Chinese markets generally continue to experience inefficiency, lack of publicly available information, and political and social instability and may be subject to volatility and pricing anomalies resulting from governmental influence. Chinese companies, such as those in the financial services, technology and potentially other sectors, are also subject to the risk that Chinese authorities can intervene in their operations and structure, which may negatively affect the value of a Fund’s investments.
Economic Risk. The Chinese economy is highly reliant on trade and may be adversely affected by, among other things, a deterioration in global demand and spending for Chinese exports or a contraction in spending on domestic goods by Chinese consumers. The institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and companies in which a Fund invests. The current political climate has intensified concerns about a potential trade war between China and the U.S. as each country has imposed tariffs on the other. These actions and their consequences (which are difficult to predict) could have a negative impact on a Fund’s performance. It is unclear whether further tariffs or other escalating actions may occur.
In addition, certain Chinese companies (which may change from time to time) are directly or indirectly subject to economic or trade restrictions imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. For example, certain foreign technology companies are subject to export controls as those companies are believed to pose a risk to U.S. interests. The U.S. also bans imports of goods produced in certain regions of China or by certain Chinese companies due to concerns about forced labor. Such restrictions may have unanticipated and adverse effects on the Chinese economy and companies. Any action that targets Chinese financial markets or securities exchanges could interfere with orderly trading, delay settlement or cause market disruptions. A Fund’s Underlying Index may include companies that are subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments. So long as these restrictions do not include restrictions on investments, a Fund is generally expected to invest in such companies, consistent with its objective to track the performance of its Underlying Index. Other economic challenges for China include indebtedness, weak consumer demand, and an aging population. China continues to face pressure from its trading partners over its exporting of its excess industrial capacity and overall approach to economic management.
Expropriation Risk. The Chinese government maintains a major role in economic policymaking, and investing in China involves risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested.
Security Risk. China has strained international relations with Taiwan, Japan, the Philippines, India, and other neighbors due to territorial disputes, historical animosities, defense concerns and other security concerns. China has a complex territorial dispute regarding the sovereignty of Taiwan and has pledged to take control of Taiwan, including by force if necessary. The Chinese military has conducted military drills around Taiwan in connection with China’s claim to Taiwan. Taiwan-based companies and individuals are significant investors in China. Continuing hostility between China and Taiwan may have an adverse impact on their economies and markets and on the value of a Fund’s investments in China, Taiwan or the region, may cause a suspension in a Fund’s ability to trade in certain securities or other assets, or may otherwise make such investments impracticable or impossible. Frictions between China and the Philippines in the South China Sea pose a risk of escalation potentially leading to military conflict.
Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, export controls, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers in which a Fund invests. It may be impossible or impracticable for a Fund to hold, transact in or value securities of sanctioned companies, and there may be a significant decrease in the valuation of such securities. Relations between China’s Han ethnic majority and other ethnic groups in China, including Tibetans and Uighurs, are also strained and have been marked, historically, by protests and violence. These situations may cause uncertainty in the Chinese markets and may adversely affect the Chinese economy. In addition, conflict on the Korean Peninsula could adversely affect the Chinese economy. Such risks, among others, may adversely affect the value of a Fund’s investments.
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Chinese Equity Markets. There are several types of Chinese equity securities, including H-shares, A-shares, B-shares, Red-Chips and/or P-Chips. The issuance of B-shares and H-shares by Chinese companies and the ability to obtain a “back-door listing” through Red-Chips or P-Chips is still regarded by the Chinese authorities as an experiment in economic reform. “Back-door listing” is a means by which a mainland Chinese company issues Red-Chips or P-Chips to obtain quick access to international listing and international capital. These share mechanisms are subject to the political and economic policies in China. In the Chinese securities markets, a small number of issuers may represent a large portion of the entire market. The Chinese securities markets also may be subject to more frequent trading halts, low trading volume and price volatility.
Hong Kong Political Risk. Hong Kong reverted to Chinese sovereignty on July 1, 1997 as a Special Administrative Region (“SAR”) of the People’s Republic of China (“PRC”) under the principle of “one country, two systems.” Although China is obligated by treaty to maintain the current capitalist economic and social system of Hong Kong through June 30, 2047, the continuation of economic and social freedoms enjoyed in Hong Kong is dependent on the government of China. Hong Kong has experienced protests and unrest related to China’s control, and tensions have increased between China and Hong Kong. Due to the interconnected nature of the Hong Kong and Chinese economies, instability in Hong Kong may adversely affect the Hong Kong and Chinese markets. Other countries’ perceptions of the degree of convergence between China and Hong Kong, such as with respect to trade, and resulting actions also may impact both economies. In addition, the Hong Kong dollar trades at a fixed exchange rate in relation to (or is “pegged” to) the U.S. dollar, which has contributed to the growth and stability of the Hong Kong economy. However, it is uncertain how long the currency peg will continue or what effect the establishment of an alternative exchange rate system would have on Hong Kong’s economy. Such a change could result in a decline in a Fund’s NAV because the NAV is denominated in U.S. dollars.
Limited Information, Legal Remedies and VIE Structure Risk. Chinese companies, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, or for other reasons, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies. The Funds do not select investments based on investor protection considerations.
Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. In a VIE structure, a Chinese operating company establishes a shell company in another jurisdiction to issue stock to public shareholders. When a VIE structure is used by a Chinese company to list its stock in the U.S., instead of owning the equity securities of the Chinese company, the U.S.-listed shell company directly or indirectly enters into contracts with the Chinese operating company under Chinese law. These contracts provide the U.S.-listed shell company with only economic exposure to the Chinese company and do not represent equity ownership in the operating company.
While VIEs are a longstanding practice that is well known to Chinese officials and regulators, they have not been formally recognized under Chinese law. The Chinese government has provided guidance to and placed restrictions on Chinese-based companies raising capital offshore, including through VIEs. In 2023, the China Securities Regulatory Commission (“CSRC”) released new rules that permit the use of VIE structures, provided they abide by Chinese laws and register with the CSRC. The rules, however, may cause Chinese companies to undergo greater scrutiny and add costs to VIE structures. Intervention, rulemaking or guidance by the Chinese government with respect to VIE structures or the non-enforcement of VIE-related contractual rights could significantly affect the operating company’s business in China, the enforceability of the U.S.-listed shell company’s contractual arrangements with the Chinese company and the value of the U.S.-listed stock. Further, the VIE contractual arrangement would likely be subject to Chinese law and jurisdiction, and remedies available to the U.S.-listed shell company are uncertain and could be ineffective. Any change in the operations of entities in a VIE structure, the status of VIE contractual arrangements or the legal or regulatory environment in China, generally or with respect to specific industries, could result in significant, and possibly permanent and/or total, losses to a Fund.
Risk of Investing in Developed Countries. Investment in developed country issuers will subject a Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries generally tend to rely on services sectors (e.g., the financial services sector) as the primary means of economic growth. A prolonged slowdown in one or more services sectors is likely to have a negative impact on economies of certain developed countries, although economies of individual developed countries can be impacted by slowdowns in other sectors. In the past, certain developed countries have been targets of terrorism, and some geographic areas in which a Fund invests have experienced strained international relations due to territorial disputes, historical animosities, defense concerns and other security concerns. These situations may cause uncertainty in the financial markets in these countries or geographic areas and may adversely affect the performance of the issuers to which a Fund has exposure. Heavy regulation of certain markets, including labor and product markets, may have an adverse effect on certain issuers. Such regulations may negatively affect economic growth or cause prolonged periods of recession. Many developed countries are heavily indebted and face rising healthcare and retirement expenses. In addition, price fluctuations of certain commodities and regulations impacting the import of commodities may negatively affect developed country economies.
Risk of Investing in Emerging Markets. Investments in emerging market issuers may be subject to a greater risk of loss than investments in issuers located or operating in more developed markets. This is due to, among other things, the potential for greater market volatility, lower trading volume, higher levels of inflation, social, political or economic instability, greater risk of a market shutdown and more governmental limitations on foreign investments in emerging market countries than are typically found in more developed markets.
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Some emerging market countries may experience economic instability, including instability resulting from substantial rates of inflation or significant devaluations of their currency, or economic recessions, which would have a negative effect on the economies and financial markets of their economies. Some of these countries may impose restrictions on the exchange or export of currency or adverse currency exchange rates, and there may be a lack of available currency hedging instruments.
Disparities of wealth, the pace and success of democratization and ethnic, religious and racial disaffection, among other factors, may exacerbate unrest or violence in certain countries. Unanticipated or sudden political or social developments may result in sudden and significant investment losses.
Companies in many emerging markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries, and as a result, information about the securities in which a Fund invests may be less reliable or complete. Moreover, emerging markets often have less reliable securities valuations and greater risks associated with the custody of securities than developed markets. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies, and shareholders may have limited legal remedies. A Fund’s investments are not selected based on investor protection considerations.
In addition, emerging markets often have greater risk of capital controls through such measures as taxes or interest rate control than developed markets. Certain emerging market countries may also lack the infrastructure necessary to attract large amounts of foreign trade and investment. Chronic structural public sector deficits in some countries may adversely impact a Fund’s investments.
Local securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to changes in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times. Settlement procedures in emerging market countries are frequently less developed and reliable than those in the U.S. (and other developed countries). In addition, significant delays may occur in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for a Fund to value its portfolio securities and could have an adverse effect on a Fund in seeking to achieve its investment objective.
There could be additional impacts on the value of a Fund as a result of sustainability risks, in particular those caused by environmental changes, social issues and governance risk. Additionally, disclosures or third-party data coverage associated with sustainability risks is generally less available or transparent in these markets.
Investments in emerging market countries may be subject to loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested in such countries.
Risk of Investing in Japan. Investing in Japanese issuers subjects a Fund to legal, regulatory, political, economic, currency, geographic and security risks that are specific to Japan. Japan’s economic growth rate has generally remained low relative to other advanced economies, and it may continue to remain low. Its economy depends heavily on international trade and government policy supporting its export market. Economic downturns or political instability in its key trading partners, which include the United States and China, could have an adverse effect on the Japanese economy. Currency fluctuations also could adversely impact Japan’s export market and its economy. If the Japanese government were to intervene in the currency market, as it has in the past, the yen’s value could fluctuate sharply and unpredictably, which could cause losses to investors.
Other risks to Japan’s economic growth and competitiveness include significant public debt and deficits as well as labor shortages due to an aging and declining population. In addition, Japan lacks many natural resources and relies heavily on imports of oil and other commodities. Price increases, shortages or volatility in commodities markets could have a negative effect on Japan’s economy. Other risks to the Japanese economy and financial markets include natural disasters and Japan’s relations with neighboring countries, which at times have been strained.
Risk of Investing in Russia. Investing in Russian securities involves significant risks, in addition to those described under “Risk of Investing in Emerging Markets” and “Non-U.S. Securities Risk,” that are not typically associated with investing in U.S. securities, including:
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The risk of delays in settling portfolio transactions and the risk of loss arising out of the system of share registration and custody used in Russia;
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Risks in connection with the maintenance of a Fund’s portfolio securities and cash with foreign sub-custodians and securities depositories, including the risk that appropriate sub-custody arrangements will not be available to a Fund;
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The risk that a Fund’s ownership rights in portfolio securities could be lost through fraud or negligence because ownership in shares of Russian companies is recorded by the companies themselves and by registrars, rather than by a central registration system;
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The risk that a Fund may not be able to pursue claims on behalf of its shareholders because of the system of share registration and custody, and because Russian banking institutions and registrars are not guaranteed by the Russian government; and
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The risk that various responses by other nation-states to alleged Russian cyber activity will impact Russia’s economy and Russian issuers of securities in which a Fund invests.
Russian invasion of Ukraine. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions,
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boycotts or changes in consumer or purchaser preferences, sanctions, import and export restrictions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, may impact Russia’s economy, Russian issuers of securities in which a Fund invests, or the economies of Europe as a whole. Actual and threatened responses to Russian military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and are likely to have collateral impacts on such sectors across Europe and globally.
Russia Sanctions. Governments, including the U.S., the E.U., the U.K., and many other countries (collectively, the “Sanctioning Bodies”) have imposed economic sanctions on certain Russian individuals, including politicians, and Russian corporate and banking entities, including banning Russia from global payments systems that facilitate cross-border payments. In an effort to curtail Russia’s ability to finance its war effort, the Sanctioning Bodies continue to elevate these measures and may, going forward, institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. These sanctions could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of a Fund to buy, sell, receive or deliver those securities and/or assets.
The sanctions against certain Russian issuers include broad asset freezes and prohibitions on transacting or otherwise dealing in select issuances of debt or equity of such issuers, among others. Compliance with each of these sanctions measures has impaired, and may continue to impair, the ability of a Fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. A Fund may also be legally required to block (i.e., freeze) assets in a blocked account and report the accompanying exposure to Sanctioning Bodies.
Sanctions have resulted in Russia taking counter measures or retaliatory actions, which has impaired the value and liquidity of Russian securities. These retaliatory measures include the immediate freeze of Russian assets held by a Fund. Due to the freeze of these assets, including depositary receipts, a Fund may need to liquidate non-restricted assets in order to satisfy any Fund redemption orders. The liquidation of Fund assets during this time may also result in the Fund receiving substantially lower prices for its securities. Russia may implement additional retaliatory measures, which may further impair the value and liquidity of Russian securities and the ability of a Fund to receive dividend payments. Russia has issued a number of countersanctions, some of which restrict the distribution of profits by limited liability companies (e.g., dividends), and prohibits Russian persons from entering into transactions with designated persons from “unfriendly states” as well as the export of raw materials or other products from Russia to certain sanctioned persons. Russian companies may be unable to pay dividends and, if they pay dividends, a Fund may be unable to receive them.
These sanctions, the decision by Russia to suspend trading on the Moscow Exchange (MOEX) and prohibit non-resident investors from executing security sales, and other events have led index providers to remove Russian securities from indexes. Each Fund is currently restricted from trading in Russian securities, including those in its portfolio (if any), and the Underlying Indexes have removed Russian securities (if any). This disparity will also lead to increased tracking error. The inability of a Fund to trade in Russian securities may adversely affect the Fund’s ability to meet its investment objective. It is unknown when, or if, sanctions may be lifted or a Fund’s ability to trade in Russian securities will resume.
Risk of Investing in Saudi Arabia. Investing in Saudi Arabian issuers involves legal, regulatory, political, currency, security, and economic risks that are specific to Saudi Arabia. Saudi Arabia is highly reliant on income from the sale of petroleum and trade with other countries involved in the sale of petroleum, and its economy is therefore vulnerable to changes in foreign currency values and the petroleum market. A sustained decrease in petroleum prices could have a negative impact on all aspects of the economy. In addition, Saudi Arabia’s economy relies heavily on cheap, foreign labor, and changes in the availability of this labor supply could have an adverse effect on the economy.
Investments in the securities of Saudi Arabian issuers involve risks not typically associated with investments in securities of issuers in more developed countries, which may negatively affect the value of a Fund’s investments. Such heightened risks may include, among others, the expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, crime and instability as a result of religious, ethnic and/or socioeconomic unrest. The government of Saudi Arabia exercises substantial influence over many aspects of the private sector, and its actions could significantly impact the value of Saudi Arabian securities. Although some economic reforms (e.g., privatization) are underway, restrictions on foreign ownership persist, and the government has an ownership stake in many key industries. Saudi Arabia has experienced strained relations with economic partners worldwide, including other countries in the Middle East, due to geopolitical events. Economic sanctions (or the threat of them) on Saudi Arabian individuals or Saudi Arabian corporate entities may have an adverse impact on the Saudi Arabian economy and securities.
The ability of foreign investors to invest in the securities of Saudi Arabian issuers could be restricted by the Saudi Arabian government at any time, and unforeseen risks could materialize with respect to foreign ownership of such securities. In addition, the Saudi Arabian government places investment limitations on the ownership of Saudi Arabian issuers by foreign investors. Such limits may prevent a Fund from investing in accordance with its strategy and result in tracking error for a Fund that tracks an index.
Saudi Arabia Broker Risk. There are a number of ways to conduct transactions in equity securities in the Saudi Arabian market. A Fund generally expects to transact in a manner so that it is not limited by Saudi Arabian regulations to a single broker. However, there may be a limited number of brokers who can provide services to a Fund, which may have an adverse impact on the prices, quantity or timing of Fund transactions. A limited number of brokers may impact a Fund’s ability to achieve best execution on transactions. In addition, a Fund may be more susceptible to credit loss or trading disruptions in the event of a default or business disruption among the available brokers. If a Fund’s
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use of a broker is disrupted, there could be an adverse impact on the Fund’s operations and, if applicable, its ability to track the Underlying Index, and the Fund’s shares could trade at a premium or discount to NAV. A Fund may also incur losses due to the acts or omissions of its brokers in the execution or settlement of transactions or in the transfer of funds or securities.
Risk of Investing in the U.K. Investing in U.K. issuers subjects a Fund to legal, regulatory, political, economic, currency, geographic and security risks that are specific to the U.K. Economic downturns or political instability in its key trading partners, which include the United States and other European countries, could have an adverse effect on the U.K. economy. Following Brexit, certain trading matters between the U.K. and the EU remain unresolved, including with respect to financial services. Continuing uncertainty regarding the U.K.’s relationship with the EU could have an adverse impact on the economy and currency of the United Kingdom. Other risks to the U.K.’s economic growth and competitiveness include high public debt and relatively low productivity.
Securities Lending Risk. A Fund may engage in securities lending. Securities lending involves the risk that a Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund.
Small-Capitalization Companies Risk. Investments in small-capitalization companies may be riskier, less liquid, more volatile and more susceptible to economic, market and industry changes than investments in large- or mid-capitalization companies. Small-capitalization companies may have more limited product lines, markets, financial resources, personnel and management experience. As a result, they generally are more vulnerable than larger companies to adverse business and economic developments. Small-capitalization companies may have a short business track record, with relatively less information available to investors. The securities of smaller companies may trade less frequently and in lower volumes than the securities of larger companies. Some securities of smaller issuers may be illiquid or restricted as to resale, and their values may have significant volatility. A Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund’s obligations.
Tax Risk. If a Fund invests in an Underlying Fund, the Fund’s realized losses on sales of shares of the Underlying Fund may be indefinitely or permanently deferred as “wash sales.”  Distributions of short-term capital gains by an Underlying Fund will be recognized as ordinary income by a Fund and would not be offset by the Fund’s capital loss carryforwards, if any. Capital loss carryforwards of an Underlying Fund, if any, would not offset net capital gains of a Fund. Each of these effects is caused by the Fund's investment in an Underlying Fund and may result in distributions to Fund shareholders being of higher magnitudes and less likely to qualify for lower capital gain tax rates than if a Fund were to invest directly in the securities and other instruments composing its Underlying Index. In addition, with respect to a Fund that invests in derivatives, the federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income that a Fund realizes from its investments. As a result, a larger portion of a Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by a Fund. Income from swaps is generally taxable. In addition, the tax treatment of certain derivatives, such as swaps, is unsettled and may be subject to future legislation, regulation or administrative pronouncements issued by the IRS.
Technology Companies Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources and personnel. These companies may face rapid product obsolescence as well as unexpected risks and costs related to new product introduction and technological developments, such as artificial intelligence and machine learning. Technology companies may be adversely affected by disruptions to supply chains and distribution networks as well as issues at third-party partners. They are heavily dependent on patent and other intellectual property rights, and the loss or impairment of these rights may adversely affect their profitability. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action. These companies also may be adversely affected by, among other things, actual or perceived security vulnerabilities or other defects in their products and services, which may result in lawsuits, government enforcement actions and other remediation costs.
Tracking Error Risk. A Fund that tracks an index is subject to the risk of “tracking error,” which is the divergence of a Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in a Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by a Fund that the Underlying Index does not incur; a Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by a Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from a Fund’s obligation, if any, for foreign withholding taxes; the requirements for a Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index, such as during a rebalancing or reconstitution; and impacts to a Fund of complying with certain regulatory requirements or limits. A Fund that tracks an index composed of a large number of securities or other assets may experience greater tracking error than a Fund that tracks a more narrow index. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions.
Valuation Risk. The price that a Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The price received by a Fund also may differ from the value used by the Underlying Index (if
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applicable). Because non-U.S. exchanges or markets may be open on days or during time periods when a Fund does not price its shares, the value of the securities or other assets in a Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares.
In addition, for purposes of calculating a Fund’s NAV, the value of assets denominated in non-U.S. currencies (if any) is translated into U.S. dollars at the prevailing market rates. For a Fund that tracks an Underlying Index, this may result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index. Authorized Participants that create or redeem Fund shares on days when a Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
Portfolio Holdings Information
A description of the policies and procedures with respect to the disclosure of the Funds’ portfolio securities and other assets (as applicable) is available in the applicable Statement of Additional Information (“SAI”). Each Fund discloses its portfolio holdings daily at www.iShares.com. Fact sheets providing information about each Fund’s top holdings are posted on www.iShares.com when available and may be requested by calling 1-800-iShares (1-800-474-2737).
Management of the Funds
Investment Adviser
As investment adviser, BFA has overall responsibility for the general management and administration of the Funds. BFA provides an investment program for the Funds and manages the investment of the Funds’ assets. In seeking to achieve the Funds’ respective investment objectives, BFA uses teams of portfolio managers, investment strategists and other investment specialists and may draw upon the trading, research and expertise of its affiliates. This team approach brings together many disciplines and leverages BFA’s extensive resources.
BFA is an indirect majority-owned subsidiary of BlackRock, Inc. (“BlackRock”) and is located at 400 Howard Street, San Francisco, CA 94105. As of September 30, 2025, BFA and its affiliates provided investment advisory services for assets of approximately $13.5 trillion.
From time to time, an employee of BlackRock may express views regarding a particular security or other instrument, asset class, company, industry, or market sector. Such views are the views of only that individual as of the time expressed. They do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Such views may change at any time based upon market or other conditions, and BlackRock has no responsibility to update such views. You should not rely on any such views as investment advice or as an indication of trading intent on behalf of a Fund.
Fees and Expenses
Pursuant to the Investment Advisory Agreement between BFA and the Trust (entered into on behalf of the Funds), BFA is responsible for substantially all expenses of each Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, and litigation expenses and any extraordinary expenses (as determined by a majority of the Trustees who are not “interested persons” of the Trust). Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.
A discussion regarding the basis for the approval by the Trust's Board of Trustees (the “Board”) of the Investment Advisory Agreement with BFA is available in the Funds' Form N-CSR filed with the SEC for the period ended July 31 and in the applicable financial statements and additional information documents posted at www.iShares.com.
For its investment advisory services to each Fund, for the fiscal year ended July 31, 2025, BFA was paid a management fee from each Fund, as a percentage of the Fund’s average daily net assets, net of any applicable waivers, at the annual rate set forth in the table below. If BFA has contractually agreed to waive a portion of its management fees for a Fund, the contractual waiver may be terminated prior to its expiration date only upon written agreement of the Trust and BFA. In addition, BFA may from time to time voluntarily waive and/or reimburse fees or expenses to reduce a Fund’s total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.

Fund	Management Fee
iShares Currency Hedged MSCI ACWI ex U.S. ETF	0.03%[1]
iShares Currency Hedged MSCI EAFE ETF	0.03%[2]
iShares Currency Hedged MSCI EAFE Small-Cap ETF	0.03%[3]
1BFA has contractually agreed to waive a portion of its management fees so that the Fund’s total annual fund operating expenses after the fee waiver is
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equal to the Acquired Fund Fees and Expenses attributable to the Fund’s investment in ACWX, after taking into account any fee waivers by ACWX, plus 0.03% through November 29, 2030. The contractual waiver may be terminated prior to November 29, 2030 only upon written agreement of the Trust and BFA.
2BFA has contractually agreed to waive a portion of its management fees so that the Fund’s total annual fund operating expenses after the fee waiver is equal to the Acquired Fund Fees and Expenses attributable to the Fund’s investment in EFA, after taking into account any fee waivers by EFA, plus 0.03% through November 29, 2030. The contractual waiver may be terminated prior to November 29, 2030 only upon written agreement of the Trust and BFA.
3BFA has contractually agreed to waive a portion of its management fees so that the Fund’s total annual fund operating expenses after the fee waiver is equal to the Acquired Fund Fees and Expenses attributable to the Fund’s investment in SCZ, after taking into account any fee waivers by SCZ, plus 0.03% through November 29, 2030. The contractual waiver may be terminated prior to November 29, 2030 only upon written agreement of the Trust and BFA.
Portfolio Managers
The Portfolio Managers for each Fund are responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their respective portfolio management teams to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy and overseeing members of their respective teams who have more limited responsibilities.
Orlando Montalvo is primarily responsible for the day-to-day management of the Funds.
Each Fund’s SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership (if any) of shares of the Funds.
Administrator, Custodian and Transfer Agent
The administrator, custodian and transfer agent for each Fund is indicated in the table below.
Fund	The Bank of New York Mellon	Citibank, N.A.	JPMorgan Chase Bank, N.A.	State Street Bank and Trust Company
iShares Currency Hedged MSCI ACWI ex U.S. ETF*		✓
iShares Currency Hedged MSCI EAFE ETF*		✓
iShares Currency Hedged MSCI EAFE Small-Cap ETF*		✓
*JPMorgan Chase Bank, N.A. serves as custodian for the Fund in connection with certain securities lending activities.
Conflicts of Interest
The investment activities of BFA and its affiliates (including BlackRock and its subsidiaries (collectively, the “Affiliates”)), and their respective directors, officers or employees, in managing their own accounts and other accounts, may present conflicts of interest that could disadvantage a Fund and its shareholders.
BFA and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and in the ordinary course of business may engage in activities in which their interests or the interests of other clients may conflict with those of a Fund. BFA and its Affiliates act, or may act, as an investor, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, trader, lender, index provider, agent and/or principal. BFA and its Affiliates may have other direct and indirect interests in securities, currencies, commodities, derivatives and other assets in which a Fund may directly or indirectly invest.
BFA and its Affiliates may engage in proprietary trading and advise accounts and other funds that have investment objectives similar to those of a Fund and/or that engage in and compete for transactions in the same or similar types of securities, currencies and other assets as are held by a Fund. This may include transactions in securities issued by other open-end and closed-end investment companies, including investment companies that are affiliated with the Fund and BFA, to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”). The trading activities of BFA and its Affiliates are carried out without reference to positions held directly or indirectly by a Fund. These activities may result in BFA or an Affiliate having positions in assets that are senior or junior to, or that have interests different from or adverse to, the assets held by a Fund.
A Fund may invest in securities issued by, or engage in other transactions with, entities with which an Affiliate has significant debt or equity investments or other interests. A Fund may also invest in issuances (such as debt offerings or structured notes) for which an Affiliate is compensated for providing advisory, cash management or other services. A Fund also may invest in securities of, or engage in other transactions with, entities for which an Affiliate provides or may provide research coverage or other analysis.
An Affiliate may have business relationships with, and receive compensation from, distributors, consultants or others who recommend a Fund or who engage in transactions with or for a Fund.
Neither BlackRock nor any Affiliate is under any obligation to share any investment opportunity, idea or strategy with a Fund. As a result, an Affiliate may compete with a Fund for appropriate investment opportunities. The results of a Fund’s investment activities, therefore, may
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differ from those of an Affiliate and of other accounts managed by an Affiliate. It is possible that a Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.
In addition, a Fund may enter into transactions in which BFA or an Affiliate or their directors, officers, employees or clients have an adverse interest. A Fund may be adversely impacted by the effects of transactions undertaken by BFA or an Affiliate or their directors, officers, employees or clients.
From time to time, BlackRock or its advisory clients (including other funds and accounts) may, subject to compliance with applicable law, purchase and hold shares of a Fund. The price, availability, liquidity, and (in some cases) expense ratio of a Fund may be impacted by purchases and sales of the Fund by BlackRock or its advisory clients.
A Fund’s activities may be limited because of regulatory restrictions applicable to BFA or an Affiliate or their policies designed to comply with such restrictions.
Under a securities lending program approved by the Board, the Funds have retained BTC, an Affiliate of BFA, to serve as their securities lending agent to the extent that they participate in the securities lending program. For these services, the securities lending agent will receive a fee from the participating Fund based on the returns earned on the Fund’s lending activities, including investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which a Fund may lend its portfolio securities under the securities lending program.
Under an ETF Services Agreement, certain Funds have retained BlackRock Investments, LLC (the “Distributor” or “BRIL”), an Affiliate of BFA, to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL has engaged Citibank, N.A. (“Citibank”) as a subcontractor to provide certain ETF Services. BRIL retains a portion of the standard transaction fee received from Authorized Participants on each creation or redemption order from the Authorized Participant for the ETF Services provided. BlackRock collaborated with, and received payment from, Citibank on the design and development of the ETF Services platform. Citibank has, and from time to time may develop, additional relationships with BlackRock or funds managed by BFA and its Affiliates.
BlackRock and its Affiliates may benefit from a Fund using a BlackRock index by creating increasing acceptance in the marketplace for such indexes. BlackRock and its Affiliates are not obligated to license an index to a Fund, and no Fund is under an obligation to use a BlackRock index. The terms of a Fund’s index licensing agreement with BlackRock or its Affiliates may not be as favorable as the terms offered to other licensees.
The activities of BFA and its Affiliates and their respective directors, officers or employees may give rise to other conflicts of interest that could disadvantage a Fund and its shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest. Please see the SAI for further information.
Shareholder Information
Additional shareholder information, including how to buy and sell shares of the Funds, is available free of charge by calling toll-free 1-800-iShares (1-800-474-2737) or visiting www.iShares.com.
Buying and Selling Shares
Transactions in shares of the Funds occur in the primary market and the secondary market. Primary market transactions, known as “creations” and “redemptions,” occur only between the Funds and Authorized Participants (i.e., financial institutions that are authorized to participate in such transactions), as described in the Creations and Redemptions section below.
Fund shares are listed on U.S. national securities exchanges, where they can be bought and sold throughout the trading day at market prices, like shares of other publicly traded companies. A Fund’s shares may also be available in other secondary markets, such as on non-U.S. exchanges and through funds or structured investment vehicles similar to depositary receipts. The Funds do not impose any minimum investment for Fund shares purchased on an exchange or otherwise in the secondary market.
Buying or selling Fund shares on an exchange or other secondary market generally involves two types of costs that are common in securities transactions. First, when buying or selling Fund shares through a broker, you may incur a brokerage commission and other charges. The commission is frequently a fixed amount; it may be a significant proportional cost if you are seeking to buy or sell small amounts of shares. Second, you may incur the cost of the “spread,” which is any difference between the bid price and the ask price for the shares. The spread varies over time based on a Fund’s trading volume and market liquidity. Generally, the spread is smaller if a Fund has high trading volume and market liquidity, and larger if a Fund has lower trading volume and market liquidity. The latter is often the case for newly launched or smaller funds. A Fund’s spread may also be impacted by the liquidity (or lack thereof) of the underlying securities or other assets held by the Fund, particularly for newly launched or smaller funds, or by instances of significant volatility of the underlying assets.
The U.S. national securities exchanges that list Fund shares are open for trading Monday through Friday and are closed on weekends and the following holidays (or the days on which they are observed): New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
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Investments in Investment Companies
Section 12(d)(1) of the 1940 Act generally restricts investments by investment companies, including foreign and unregistered investment companies, in the securities of other investment companies. For example, a registered investment company (the “Acquired Fund”), such as the Funds, may not knowingly sell or otherwise dispose of any security issued by the Acquired Fund to any investment company (the “Acquiring Fund”) or any company or companies controlled by the Acquiring Fund if, immediately after such sale or disposition: (i) more than 3% of the total outstanding voting stock of the Acquired Fund is owned by the Acquiring Fund and any company or companies controlled by the Acquiring Fund, or (ii) more than 10% of the total outstanding voting stock of the Acquired Fund is owned by the Acquiring Fund and other investment companies and companies controlled by them.
Notwithstanding the foregoing, registered investment companies are permitted to invest in a Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in Rule 12d1-4 under the 1940 Act. To make such an investment in an Acquired Fund, a registered investment company must, among other things, enter into an agreement with the Trust. If an Acquired Fund invests significantly in other registered investment companies in reliance on Rule 12d1-4, an Acquiring Fund will not be permitted to rely on Rule 12d1-4 and invest in the Fund beyond the Section 12(d)(1) limits. Any investment company interested in purchasing shares of a Fund beyond the limits set forth in Section 12(d)(1) should contact BFA.
Foreign investment companies are permitted to invest in a Fund only up to the limits set forth in Section 12(d)(1), subject to any applicable SEC no-action relief.
Book Entry
Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”), which serves as the securities depository for shares of the Funds, or its nominee is the record owner of, and holds legal title to, all outstanding shares of the Funds.
Investors owning Fund shares are beneficial owners as shown on the records of DTC or its participants. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Fund shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of Fund shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities held in book-entry or “street name” form.
Share Prices
The trading prices of a Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and are affected by various factors, such as the supply of and demand for ETF shares and the securities or other assets held by a Fund as well as other market and economic conditions.
Determination of Net Asset Value
The NAV of a Fund normally is determined once daily Monday through Friday, on each day that the New York Stock Exchange (“NYSE”) is open for trading. The NAV generally is determined as of the close of the NYSE’s regular trading hours, normally 4:00 p.m. Eastern time, based on prices at the time of closing.
Any Fund assets or liabilities that are denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers.
The NAV of a Fund is calculated by dividing the value of the Fund’s net assets (i.e., the value of its total assets, including the value of any underlying fund shares in which the Fund invests, less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent. The value of a Fund’s assets and liabilities is determined pursuant to BFA’s valuation policies and procedures. BFA has been designated by the Board as the valuation designee for each Fund pursuant to Rule 2a-5 under the Investment Company Act.
Equity securities and other equity instruments (except ETF options, equity index options or those that are customized) for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) that are not traded on an exchange are valued at net asset value. Shares of underlying ETFs and closed-end funds that trade on exchanges are valued at their most recent market closing price.
Fixed-income securities and certain derivative instruments are valued using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Funds’ approved independent third-party pricing services, each in accordance with BFA’s valuation policies and procedures. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a Fund. The amortized cost method of valuation may be used with respect to debt obligations with 60 days or less remaining to maturity unless BFA determines in good faith that such method does not represent fair value.
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Generally, trading in certain instruments (e.g., non-U.S. securities, money market instruments, etc.) is substantially completed each day at various times prior to the close of the NYSE’s regular trading hours. The values of such instruments used in computing a Fund’s NAV are determined as of such times.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Customized exchange-traded equity options, ETF options, equity index options and other derivatives may be valued using a mathematical model that may incorporate a number of market data factors.
When market quotations are not readily available or are believed by BFA to be unreliable, BFA will fair value a Fund’s investments in accordance with its policies and procedures. Fair value represents a good faith approximation of the value of an asset or liability. It is the amount that the Fund might reasonably expect to receive from the current sale of an asset or the cost to extinguish a liability in an arm’s-length transaction.
BFA may conclude that a market quotation is not readily available or is unreliable if:
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An asset or liability does not have a price source due to its lack of trading or other reasons;
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A market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value;
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An asset or liability is thinly traded;
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There is a significant event subsequent to the most recent market quotation; or
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The trading market on which an instrument is listed is suspended or closed and no appropriate alternative trading market is available.
A “significant event” is deemed to occur if BFA determines, in its reasonable business judgment prior to or at the time of pricing a Fund’s assets or liabilities, that the event is likely to cause a material change to the last exchange closing price or closing market price of one or more of the Fund’s assets or liabilities.
Valuing a Fund’s investments using fair value pricing may result in prices that differ from current market valuations and that may not be the prices at which those investments could have been sold during the period for which the particular fair values were used. For an index Fund, the use of both fair value prices and current market valuations in a particular NAV calculation could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index. This could, in turn, result in a difference between the Fund’s performance and the performance of its underlying index.
Dividends and Distributions
General Policies. A Fund generally declares and pays dividends from net investment income, if any, at least once a year. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for a Fund. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a regulated investment company (“RIC”) or to avoid the imposition of income or excise taxes on undistributed income or realized gains.
Dividends and other distributions on Fund shares are distributed on a pro rata basis to beneficial owners of the shares. Dividend payments and other distributions are made through DTC participants and indirect participants to beneficial owners then of record with proceeds received from the Funds.
Dividend Reinvestment Service. No dividend reinvestment service is provided by the Trust. Broker-dealers may make the DTC book-entry Dividend Reinvestment Program available to beneficial owners of Fund shares for the reinvestment of distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation. Brokers may require beneficial owners to adhere to specific procedures and timetables. If the program is used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Fund shares purchased in the secondary market.
Note on Tax Information. The following sections summarize some of the consequences under current U.S. federal tax law of an investment in a Fund. This information is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of Fund shares. Distributions that are attributable to interest from U.S. federal government obligations may be exempt from certain state and local tax. Consult your personal tax advisor about the potential tax consequences of an investment in Fund shares under all applicable tax laws.
Taxes
As with any investment, you should consider how your investment in shares of a Fund will be taxed, including possible tax consequences when a Fund makes distributions or when you sell Fund shares. The tax information in this Prospectus is provided as general information, based on current law. You should consult your own tax professional about the tax consequences of an investment in shares of a Fund. There is no guarantee that shares of a Fund will receive certain regulatory or accounting treatment.
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Taxes on Fund Distributions
Shareholders in a Fund will receive information after the end of each calendar year setting forth the amount of dividends and long-term capital gains distributed to them by the Fund during the prior year, if any. Likewise, the amount of tax-exempt income, if any, that a Fund distributes will be reported. Such income must be reported on the shareholder’s U.S. federal income tax return.
In general, distributions are subject to U.S. federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.
Capital Gains. Distributions from a Fund’s net investment income (other than qualified dividend income or from net tax-exempt income, if any), including distributions of income from securities lending and distributions out of a Fund’s net short-term capital gains, if any, are taxable to you as ordinary income. Distributions by a Fund of net long-term capital gains, if any, in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held the Fund’s shares. Long-term capital gains and qualified dividend income are generally eligible for taxation at preferential rates for non-corporate shareholders. However, different preferential rates may apply depending on the type of capital gains, such as Fund distributions of certain amounts received from real estate investment trusts (“REITs”), if any.
Return of Capital. If a Fund’s distributions exceed current and accumulated earnings and profits, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold. Once a shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gains, if the shareholder holds shares of the Fund as capital assets. Distributions in excess of a Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to shareholders and will not constitute nontaxable returns of capital.
Qualified Dividend Income. Distributions by a Fund that qualify as qualified dividend income, if any, are taxable to you at long-term capital gain rates. Dividends will be qualified dividend income to you if they are attributable to qualified dividend income received by a Fund. Generally, qualified dividend income includes dividend income from stock issued by taxable U.S. corporations and qualified non-U.S. corporations, provided that the Fund satisfies certain holding period requirements and has not hedged its position in the stock in certain ways. For this purpose, a qualified non-U.S. corporation means any non-U.S. corporation that is eligible for benefits under a comprehensive income tax treaty with the U.S., which includes an exchange of information program, or if the stock with respect to which the dividend was paid is readily tradable on an established U.S. securities market. The term excludes a corporation that is a passive foreign investment company.
Dividends received by a Fund from a RIC, if any, generally are qualified dividend income only to the extent that such dividend distributions are made out of qualified dividend income received by such RIC. Additionally, it is expected that dividends received by a Fund from a REIT, if any, and distributed to a shareholder generally will be taxable to the shareholder as ordinary income. However, a Fund may report dividends eligible for a 20% “qualified business income” deduction for non-corporate U.S. shareholders to the extent that the Fund’s income is derived from ordinary REIT dividends, reduced by allocable Fund expenses.
For a dividend to be treated as qualified dividend income, the dividend must be received with respect to a share of stock held without being hedged by the relevant Fund, and with respect to a share of the Fund held without being hedged by you, for 61 days during the 121-day period beginning at the date that is 60 days before the date on which such share becomes ex-dividend with respect to such dividend or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date.
Fund distributions, to the extent attributable to dividends from U.S. corporations, will be eligible for the dividends received deduction for Fund shareholders that are corporations, subject to certain hedging and holding requirements.
Substitute dividends received by a Fund with respect to dividends paid on securities lent out, if any, will not be qualified dividend income.
Medicare Tax. A 3.8% U.S. federal Medicare contribution tax is imposed on “net investment income,” including, but not limited to, interest, dividends, and net gain, of U.S. individuals with income exceeding $200,000 (or $250,000 if married and filing jointly) and of estates and trusts.
Alternative Minimum Tax. The AMT is a separate U.S. federal tax system that operates in parallel to the regular federal income tax system but eliminates many deductions and exclusions. The AMT has different tax rates and treats as taxable certain types of income that are nontaxable for regular income tax purposes, such as the interest on certain “private activity” municipal bonds. If a taxpayer’s overall AMT liability is higher than regular income tax liability, then the taxpayer owes the regular income tax liability plus the difference between the AMT liability and the regular income tax liability.
Original Issue Discount and Inflation-Related Adjustments
Accruals of “original issue discount” on bonds that a Fund acquires at a discount and adjustments for inflation to the principal amount of an inflation-protected U.S. Treasury bond held by a Fund may be included for tax purposes in the Fund’s gross income, even though no cash attributable to such gross income has at that point been received by the Fund. In such event, the Fund may be required to make annual distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, the Fund may be required to raise cash by selling portfolio investments. The sale of such investments could result in capital gains to the Fund and additional capital gains
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distributions to Fund shareholders. In addition, any deflation-related adjustments during the taxable year to an inflation-indexed bond held by a Fund may cause amounts distributed in the taxable year as income to be characterized as a return of capital.
Market Discount Bonds
Any market discount recognized on a bond, including a tax-exempt interest bond, is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. To the extent that a Fund does not include the market discount in income as it accrues, gains on the Fund’s disposition of such an obligation will be treated as ordinary income rather than capital gains to the extent of the accrued market discount.
Derivatives and Other Complex Instruments
A Fund may invest in derivatives and other complex instruments, and such investments may be subject to special and complicated rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gains, accelerate the recognition of income to a Fund or defer a Fund’s ability to recognize losses. In addition, these rules may affect the amount, timing or character of income distributed to you by a Fund. You should consult your personal tax advisor regarding the application of these rules.
Non-U.S. Income Taxes
Dividends, interest and capital gains (if any) earned by a Fund with respect to securities issued by non-U.S. issuers may give rise to withholding, capital gains and other taxes imposed by non-U.S. countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If, at the close of a year, more than 50% of a Fund’s total assets consist of non-U.S. stocks or securities (generally, for this purpose, depositary receipts, no matter where traded, of non-U.S. companies are treated as “non-U.S.”), generally the Fund may “pass through” to you certain non-U.S. income taxes, including withholding taxes, paid by the Fund. This means that you would be considered to have received as an additional dividend your share of such non-U.S. taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income or, subject to certain limitations, a credit in calculating your U.S. federal income tax. No deduction for such taxes will be permitted to individuals in computing their alternative minimum tax liability. If a Fund does not pass through non-U.S. taxes, the Fund will be entitled to claim a deduction for certain foreign taxes that it incurs.
Under certain circumstances, if a Fund receives a refund of foreign taxes paid with respect to a prior year, the value of Fund shares could be affected or any foreign tax credits or deductions passed through to shareholders with respect to the Fund’s foreign taxes for the current year could be reduced.
If, at the close of the year, more than 50% of a Fund’s total assets consist of stocks or securities issued by non-U.S. issuers, including depositary receipts (no matter where traded) of non-U.S. companies, or, at the close of each quarter, more than 50% of a Fund’s total assets consist of shares of an Underlying Fund, the Fund may “pass-through” to you certain non-U.S. income taxes (including withholding taxes) paid by the Fund or, if its assets meet these requirements, the Underlying Fund.
For purposes of foreign tax credits for U.S. shareholders of a Fund, foreign capital gains taxes may not produce associated foreign source income, limiting the availability of such credits for U.S. persons.
Non-U.S. Shareholders
If you are neither a resident nor a citizen of the U.S. or if you are a non-U.S. entity (other than a pass-through entity to the extent owned by U.S. persons), a Fund’s ordinary income dividends, if any, generally will be subject to a 30% U.S. federal withholding tax, unless a lower treaty rate applies. However, withholding tax generally will not apply to any gain or income realized by a non-U.S. shareholder upon the sale or other disposition of Fund shares or with respect to certain distributions paid to a non-U.S. shareholder and reported by the Fund as capital gain dividends, interest-related dividends or short-term capital gain dividends.
Separately, a 30% withholding tax may be imposed on Fund distributions (if any) paid to certain foreign entities, unless such entities comply, or are deemed compliant, with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts.
Backup Withholding
If you are a resident or a citizen of the U.S. and you have not provided a taxpayer identification number or social security number and made other required certifications, by law, backup withholding at a 24% rate will apply to Fund distributions and proceeds (if any).
Securities Lending
If your shares of a Fund are loaned out pursuant to a securities lending arrangement, you may lose the ability to treat Fund dividends that are paid while the shares are held by the borrower as qualified dividend income, and you may lose the ability to use non-U.S. tax credits passed through by the Fund.
Fund of Funds
If a Fund invests in an Underlying Fund, short-term capital gains earned by the Underlying Fund, if any, will be ordinary income when distributed to the Fund and will not be offset by the Fund’s capital losses. To the extent such Fund is expected to invest in an Underlying
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Fund, the Fund’s realized losses on sales of shares of the Underlying Fund may be indefinitely or permanently deferred as “wash sales.” Capital loss carryforwards of the Underlying Fund, if any, will not offset net capital gains of the Fund.
Taxes on the Sale of Exchange-Listed Fund Shares
Any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term capital gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares that have been held for one year or less is generally treated as a short-term capital gain or loss. However, any capital loss on a sale of Fund shares held for six months or less is treated as a long-term capital loss to the extent that capital gain dividends were paid with respect to such shares. Any such capital gains, including from sales of Fund shares or from capital gain dividends, are included in “net investment income” for purposes of the 3.8% U.S. federal Medicare contribution tax mentioned above.
Creations and Redemptions
Prior to being traded in the secondary market, Fund shares are “created” at NAV by Authorized Participants (i.e., market makers, large investors and other financial institutions) in block-size Creation Units or multiples thereof. Fund shares are created or redeemed only in Creation Units, and only Authorized Participants may create or redeem Creation Units with the Funds.
Each Authorized Participant is a member or participant of a clearing agency registered with the SEC and has entered into a written agreement with the Funds’ Distributor, an affiliate of BFA. The agreement allows the Authorized Participant to place orders for the purchase and redemption of Creation Units. Authorized Participants may create or redeem Creation Units for their own accounts or for customers, including, without limitation, affiliates of the Funds. Creation transactions are subject to acceptance by the Distributor and the relevant Fund.
Generally, there are three transaction methods for creating and redeeming Fund shares: in-kind securities (“in-kind”), partial cash and all cash.
In-Kind. In a creation transaction, an Authorized Participant deposits into a Fund a “creation basket,” which is a portfolio of securities or other assets designated by the Fund, as well as a cash amount. The Authorized Participant receives a specified number of Creation Units in return. In a redemption transaction, an Authorized Participant deposits Creation Units with a Fund and receives from the Fund a “redemption basket,” which is a portfolio of securities or other assets designated by the Fund, as well as a cash amount.
Partial Cash. In a creation transaction, an Authorized Participant deposits into a Fund a creation basket and a cash amount, including cash that replaces a security or other asset in the creation basket, in exchange for Creation Units. In a redemption transaction, an Authorized Participant deposits Creation Units with a Fund and receives from the Fund a redemption basket and a cash amount, including cash that replaces a security or other asset in the redemption basket.
All Cash. In a creation transaction, an Authorized Participant deposits into a Fund an amount of cash specified by the Fund in exchange for Creation Units. In a redemption transaction, an Authorized Participant deposits Creation Units with a Fund and receives from the Fund a specified amount of cash.
The creation and redemption baskets for a Fund may differ in composition, and certain iShares ETFs accept “custom baskets.” More information about custom baskets is provided in the Funds’ SAI.
Each Fund generally engages in creation and redemption transactions according to the method indicated in the table below. In certain circumstances, however, a Fund may use another transaction method (e.g., an in-kind Fund may transact partially or fully in cash).

Fund	In-Kind	Partial	All Cash
iShares Currency Hedged MSCI ACWI ex U.S. ETF	✓
iShares Currency Hedged MSCI EAFE ETF	✓
iShares Currency Hedged MSCI EAFE Small-Cap ETF	✓
The prices at which creations and redemptions occur are based on the next calculation of a Fund’s NAV after a creation or redemption order is tendered in an acceptable form under the Authorized Participant agreement. In the event of a system failure or other interruption, including disruptions at market makers or Authorized Participants, creation and redemption orders may not be executed according to a Fund’s instructions or may not be executed at all.
Additional information about the creation and redemption of Creation Units (including the cut-off times for the receipt of creation and redemption orders) is included in the Funds’ SAI.
The Funds do not impose restrictions on the frequency of purchases and redemptions of Fund shares directly with a Fund. The Board determined not to adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of Fund shares because each Fund generally sells and redeems its shares directly through transactions that are in-kind and/or for cash, with a deadline for placing cash-related transactions no later than the close of the primary markets for the Fund’s portfolio securities. However, the Funds have taken certain measures (e.g., imposing transaction fees on purchases and redemptions of Creation Units and reserving the right to reject purchases of Creation Units under certain circumstances) to minimize the potential consequences of frequent cash purchases and
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redemptions by Authorized Participants, such as increased tracking error, disruption of portfolio management, dilution to the Funds, and/or increased transaction costs. Further, the vast majority of trading in Fund shares occurs on the secondary market, which does not involve the Funds directly, and such trading is unlikely to cause many of the harmful effects of frequent cash purchases or redemptions of Fund shares.
To the extent a Fund engages in in-kind transactions, the Fund intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined in Rule 144A under the 1933 Act, will not be able to receive restricted securities eligible for resale under Rule 144A.
Because Fund shares may be created and issued on an ongoing basis, at any point during the life of a Fund a “distribution,” as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.
Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.
Householding
Householding is an option available to certain Fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Distribution
The Distributor or its agent distributes Creation Units for the Funds on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor has no role in determining the policies of the Funds or the securities or other assets (as applicable) that are purchased or sold by the Funds. The Distributor’s principal address is 50 Hudson Yards, New York, NY 10001.
BFA or its affiliates make payments to broker-dealers, registered investment advisers, banks or other intermediaries (together, “intermediaries”) related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, data provision services, or their making shares of the Funds available to their customers generally and in certain investment programs. Such payments, which may be significant to the intermediary, are not made by the Funds. Rather, such payments are made by BFA or its affiliates from their own resources, which come directly or indirectly in part from fees paid by the Funds. Payments of this type are sometimes referred to as revenue-sharing payments. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the payments or other financial incentives the intermediary is eligible to receive. Therefore, such payments or other financial incentives that are offered or made to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend the Funds over another investment. More information regarding these payments is contained in the applicable SAI. Please contact your salesperson or other investment professional for more information regarding any such payments that their firm may receive from BFA or its affiliates.
Financial Highlights
The financial highlights table for each Fund is intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the period since the Fund’s inception. Certain information reflects financial results for a single Fund share. The total return information represents the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, is included in each Fund’s Form N-CSR (available upon request).
25

For a share outstanding throughout each period:

	iShares Currency Hedged MSCI ACWI ex U.S. ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$32.11	$28.85	$29.49	$32.11	$25.83
Net investment income(a)	1.06	0.92	0.71	1.04	0.64
Net realized and unrealized gain (loss)(b)	3.31	3.24	2.92	(2.63)	6.25
Net increase (decrease) from investment operations	4.37	4.16	3.63	(1.59)	6.89
Distributions(c)
From net investment income	(1.06)	(0.90)	(0.65)	(1.03)	(0.61)
From net realized gain	—	—	(3.62)	—	—
Total distributions	(1.06)	(0.90)	(4.27)	(1.03)	(0.61)
Net asset value, end of year	$35.42	$32.11	$28.85	$29.49	$32.11
Total Return(d)
Based on net asset value	13.82%	14.62%	13.81%	(5.03)%	26.76%
Ratios to Average Net Assets(e)
Total expenses	0.38%	0.38%	0.38%	0.38%	0.38%
Total expenses after fees waived	0.03%	0.03%	0.03%	0.03%	0.03%
Net investment income	3.19%	3.08%	2.55%	3.33%	2.12%
Supplemental Data
Net assets, end of year (000)	$258,568	$229,558	$180,295	$120,300	$120,406
Portfolio turnover rate(f)	12%	9%	12%	5%	10%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
For a share outstanding throughout each period:

	iShares Currency Hedged MSCI EAFE ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$35.12	$30.97	$32.77	$34.28	$26.72
Net investment income(a)	1.04	1.10	0.68	1.47	0.75
Net realized and unrealized gain (loss)(b)	2.77	4.05	4.08	(1.59)	7.55
Net increase (decrease) from investment operations	3.81	5.15	4.76	(0.12)	8.30
Distributions(c)
From net investment income	(1.11)	(1.00)	(0.67)	(1.39)	(0.74)
From net realized gain	—	—	(5.89)	—	—
Total distributions	(1.11)	(1.00)	(6.56)	(1.39)	(0.74)
Net asset value, end of year	$37.82	$35.12	$30.97	$32.77	$34.28
Total Return(d)
Based on net asset value	11.04%	16.81%	16.89%	(0.29)%	31.22%
Ratios to Average Net Assets(e)
Total expenses	0.38%	0.38%	0.38%	0.38%	0.38%
Total expenses after fees waived	0.03%	0.03%	0.03%	0.03%	0.03%
Net investment income	2.89%	3.32%	2.24%	4.32%	2.42%
Supplemental Data
Net assets, end of year (000)	$6,361,538	$6,660,168	$3,556,559	$3,663,639	$2,838,619
Portfolio turnover rate(f)	14%	12%	15%	7%	12%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
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For a share outstanding throughout each period:

	iShares Currency Hedged MSCI EAFE Small-Cap ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$32.31	$28.78	$32.76	$36.63	$26.78
Net investment income(a)	1.12	0.87	0.48	1.37	0.62
Net realized and unrealized gain (loss)(b)	3.83	3.48	2.35	(3.91)	9.78
Net increase (decrease) from investment operations	4.95	4.35	2.83	(2.54)	10.40
Distributions(c)
From net investment income	(1.13)	(0.82)	(0.47)	(1.33)	(0.55)
From net realized gain	—	—	(6.34)	—	—
Total distributions	(1.13)	(0.82)	(6.81)	(1.33)	(0.55)
Net asset value, end of year	$36.13	$32.31	$28.78	$32.76	$36.63
Total Return(d)
Based on net asset value	15.65%	15.34%	10.67%	(6.97)%	38.96%
Ratios to Average Net Assets(e)
Total expenses	0.43%	0.43%	0.43%	0.43%	0.43%
Total expenses after fees waived	0.03%	0.03%	0.03%	0.03%	0.03%
Net investment income	3.43%	2.91%	1.64%	3.92%	1.85%
Supplemental Data
Net assets, end of year (000)	$162,578	$150,905	$97,274	$107,768	$98,178
Portfolio turnover rate(f)	16%	12%	17%	7%	11%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
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Index Provider and Disclaimers
The Index Provider is not affiliated with the Trust, BFA, the Distributor or any of their respective affiliates. BFA or its affiliates have entered into a license agreement with the Index Provider to use the Underlying Indexes. BFA or its affiliates sublicense rights in each Underlying Index for use by the applicable Fund at no charge.
The past performance of an Underlying Index is not a guide to future performance. BFA and its affiliates do not guarantee the accuracy or the completeness of an Underlying Index or any data included therein, and BFA and its affiliates shall have no liability for any errors, omissions or interruptions therein. BFA and its affiliates make no warranty, express or implied, to the owners of shares of a Fund or to any other person or entity, as to results to be obtained by a Fund from the use of an Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall BFA or its affiliates have any liability for any special, punitive, direct, indirect, consequential or any other damages (including lost profits), even if notified of the possibility of such damages.
MSCI Inc.
MSCI Inc. (“MSCI”) is a provider of investment decision support tools to investors globally. MSCI products and services include indices, portfolio risk and performance analytics, and governance tools.
The following applies with respect to each Underlying Index provided by MSCI:
The Fund is not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in funds generally or in the Fund particularly or the ability of the Underlying Index to track general market performance. MSCI is the licensor of certain trademarks, service marks and trade names of MSCI and of the Underlying Index, which is determined, composed and calculated by MSCI without regard to the issuer of the Fund’s securities or the Fund. MSCI has no obligation to take the needs of the issuer of the Fund’s securities or the owners of shares of the Fund into consideration in determining, composing or calculating the Underlying Index. MSCI is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund’s shares to be issued or in the determination or calculation of the equation by which the Fund’s shares are redeemable for cash. Neither MSCI nor any other party has any obligation or liability to owners of shares of the Fund in connection with the administration, marketing or trading of the Fund’s shares.
ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDEXES FROM SOURCES WHICH MSCI CONSIDERS RELIABLE, NEITHER MSCI NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA INCLUDED THEREIN. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, LICENSEE’S CUSTOMERS AND COUNTERPARTIES, OWNERS OF SHARES OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND MSCI HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MSCI OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
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Want to know more?
iShares.com  | 1-800-474-2737 (1-800-iShares)
Information on each Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at www.iShares.com. Copies of each Fund’s Prospectus, SAI, shareholder reports and other information, as applicable and when available, can be found at www.iShares.com. For more information about a Fund, you may request a copy of the Fund’s SAI. The SAI provides detailed information about the Fund and is incorporated by reference into the Fund’s Prospectus. This means that the SAI, for legal purposes, is a part of the Fund’s Prospectus.
Additional information about each Fund's investments is, or will be, available in the Fund's Annual and Semi-Annual Reports to shareholders and in Form N-CSR. In a Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.
If you have any questions about the Trust or shares of a Fund or you wish to obtain a Fund’s SAI, Semi-Annual or Annual Report free of charge, please:
Call:	1-800-iShares or 1-800-474-2737 (toll free) Monday through Friday, 8:30 a.m. to 6:30 p.m. (Eastern time)
Email:	iSharesETFs@blackrock.com
Write:	c/o BlackRock Investments, LLC 1 University Square Drive, Princeton, NJ 08540
Reports and other information about each Fund are available on the EDGAR database on the SEC's website at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
No person is authorized to give any information or to make any representations about a Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.
©2025 BlackRock, Inc. All rights reserved. iSHARES® and BLACKROCK® are registered trademarks of BlackRock Fund Advisors and its affiliates. All other marks are the property of their respective owners.
Investment Company Act File No.: 811-09729
IS-P- 731G-1125

November 28, 2025

Prospectus
iShares Trust
●iShares Breakthrough Environmental Solutions ETF | ETEC  | Nasdaq
●iShares Cybersecurity and Tech ETF | IHAK | NYSE Arca
●iShares Energy Storage & Materials ETF | IBAT | Nasdaq
●iShares Future Exponential Technologies ETF | XT | Nasdaq
●iShares Genomics Immunology and Healthcare ETF | IDNA | NYSE Arca
●iShares Neuroscience and Healthcare ETF | IBRN | NYSE Arca
●iShares Self-Driving EV and Tech ETF | IDRV | NYSE Arca
●iShares U.S. Tech Breakthrough Multisector ETF | TECB | NYSE Arca

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summaries

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iSHARES® BREAKTHROUGH ENVIRONMENTAL SOLUTIONS ETF
Ticker: ETECStock Exchange: Nasdaq
Investment Objective
The iShares Breakthrough Environmental Solutions ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. and non-U.S. companies involved in breakthrough innovations and development of new technologies that address the climate transition.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
0.47%	None	0.00%	0.47%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$48	$151	$263	$591
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the Morningstar® Global Emerging Green Technologies Select IndexSM (the “Underlying Index”), which measures the performance of equity securities issued by U.S. and non-U.S. companies involved in breakthrough innovations and new technologies that seek to promote sustainability, as determined by Morningstar or its affiliates (“Morningstar” or the “Index Provider”).
To construct the Underlying Index, the Index Provider begins with securities from the Morningstar Global Markets ex India Index (the
“Parent Index”) and applies a number of exclusions. The Index Provider excludes constituents with an average three-month trailing daily trading volume of less than $2 million or a free float market capitalization of less than $300 million. The Index Provider also excludes the securities of companies that it identifies as being involved in the business of tobacco, companies involved with controversial weapons, producers and retailers of civilian firearms, and companies involved in thermal coal mining, thermal coal-based power generation or the extraction of oil sands. Certain exclusions (e.g., controversial and nuclear weapons or the production of tobacco products) are categorical, and other exclusions are based on percentage of revenue or ownership thresholds. Additionally, the Index Provider excludes companies that it determines are involved in controversies related to the ten United Nations Global Compact (“UNGC”) principles, which are classified into four categories: human rights, labor, environment and anti-corruption, as well as companies for which Morningstar Sustainalytics, has assigned a controversy score of 5 (indicating the company experienced an event with a severe impact on the environment and society), or for which the Index Provider has not assigned a controversy score. The Index Provider will apply a series of revenue screens on the resulting eligible constituents.
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First, Morningstar equity analysts evaluate each company’s
revenue that is derived from “sustainable activities involvement,” as calculated by the Index Provider. Sustainable activities involvement could include the distribution and management of energy efficient materials or products, or pollution remediation services. The Index Provider determines whether a company has sustainable activities involvement revenue by breaking down the companywide revenue into the following eight sustainable themes: Energy Efficiency, Green Buildings, Green Transportation, Pollution Prevention & Reduction, Renewable Energy, Resource Efficiency Technologies & Services, Sustainable Agriculture, Food & Forestry, and Water.
The Index Provider applies the first revenue screen, excluding companies with a total sustainable activities involvement revenue of less than 25% from the Underlying Index. Following the first revenue screen, Morningstar equity analysts research the products or services identified within the eight sustainable themes to determine whether the products or services fall within the following categories, as defined by Morningstar: “green technologies”, “green services” or “green certifications.” Green technologies are products and services that are highly innovative toward sustainability. Green services are services which rely on innovative technologies developed by other companies. Green certified means that an industry regulator or other third party has certified the product or service as sustainable or has certified the elements within the supply chain of the product or service as sustainable. Morningstar equity analysts consider various metrics to make this determination (e.g., research and development as a percentage of revenue and company-level patent application data). Morningstar excludes all revenue tied to products and services classified as “green services” or “green certified.” Morningstar reviews the green technologies and assesses whether each qualifies as an “emerging green technology.”
The products and services classified as “green technologies” are assessed by Morningstar equity analysts and distributed within the Rogers Innovation Adoption Curve (“Adoption Curve”). The Adoption Curve is a theory created by Professor Everett Rogers that explains the rate at which the population adopts a new product, service, or technology over time, and which labels each product or service as one of five adoption stages: Innovators, Early Adopters, Early Majority, Late Majority, and Laggards. Morningstar assesses a product or service’s total addressable market and current market share to determine the adoption stage. Morningstar Equity Research classifies the products and services that are labeled Innovators, Early Adopters, and Early Majority as “emerging green technologies”. Once Morningstar identifies the emerging green technologies, Morningstar applies a second revenue screen: companies with 25% or more of their revenue represented by emerging green technologies are eligible for inclusion in the Underlying Index.
Following the second revenue screen, the resulting constituents receive an innovation score based on their products’ and/or services’ adoption stage, as follows:

 • Innovation Score of 1: Early Majority

 • Innovation Score of 2: Early Adopters

 • Innovation Score of 3: Innovators
The Index Provider calculates a company-level aggregate score by multiplying the company’s revenue percentage of each product and/or service identified as an emerging green technology within each of the eight sustainable themes, and the product and/or service’s innovation score, creating a “product score”. Each product score is summed across the company’s products and/or services, resulting in the company’s aggregate score.
For example, suppose Morningstar analyzed Company A’s products and services across the eight sustainable themes, and found that 71.7% of Company A’s revenue is allocated to the Energy Efficiency theme from Product X, and 28.3% of its revenue is allocated to the Green Transportation theme from Product Y. Morningstar has determined both products are emerging green technologies and that Product X is an “innovator” on the Adoption Curve, earning an innovation score of 3, and Product Y is an “early adopter,” earning an innovation score of 2. Each product’s revenues are multiplied by its respective innovation scores to determine its product score. Product X’s resulting product score is 2.15 (71.7% times 3), and Product Y’s resulting product score is 0.57 (28.3% times 2). Company A’s resulting aggregate score is 2.72, resulting in a Tier 1 designation.
Once Morningstar calculates each constituent’s aggregate score, Morningstar designates each constituent as either Tier 1 or Tier 2 based on their aggregate score. Tier 1 issuers are those with an aggregate score of 1.5 or higher. Tier 2 issuers are those with an aggregate score of less than 1.5. All Tier 1 constituents are selected for the Underlying Index. Morningstar ranks Tier 2 issuers with preference given to issuers with a higher aggregate score over a lower aggregate score, then a smaller market capitalization over a larger market capitalization. If there are fewer than 50 Tier 1 constituents, the shortfall is filled with Tier 2 constituents, and the Underlying Index is capped at 50 constituents.

Constituents are float market capitalization-weighted with a 6% cap for individual stocks and each industry is capped at 15%. Additionally, individual constituents with weights of 4.5% or greater in aggregate cannot compose more than 45% of the Underlying Index. The Underlying Index is reconstituted annually each December and rebalanced quarterly. The Index Provider does not require that each of the eight sustainable themes be included in the Underlying Index, nor does it require the inclusion of a minimum number of Tier 1 constituents. In addition, constituents may operate business lines that generate revenues in industries in addition to those related to breakthrough innovations and new technologies and may be associated with multiple industries or sectors.

The Underlying Index includes small-, mid- and large-capitalization companies and may change over time. As of July 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the consumer goods and services, industrials and technology industries or sectors. As of July 31, 2025, the Underlying Index consisted of securities from the following countries: China, Denmark, Finland, Germany, Japan, South Korea, Taiwan, and the U.S.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection.
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Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 90% of its assets in the component securities of the Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of the Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 10% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by Morningstar, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Breakthrough Innovations and New Technologies Risk. Breakthrough innovations and new technologies are products or services that fundamentally change the dynamics of an industry or market. The Fund's holdings may include equity securities of operating companies that focus on or have exposure to a wide variety of industries, and the economic success of certain of these companies may not be significantly tied to breakthrough innovations and new technologies. Companies involved in breakthrough innovations and new technologies may have limited product lines, markets, financial resources or personnel that face intense competition and potentially rapid product obsolescence. These companies may not be exclusively or substantially exposed to breakthrough innovations and new technologies, but may be exposed, directly or indirectly, to the market and business risks of other companies, industries or sectors. In addition, these companies may depend on intellectual property or patent rights to protect their innovations or new technologies, which may be difficult to prevent the misappropriation of, and are susceptible to competitors that may develop substantially similar or superior products or services.
ESG Risk. To the extent that the Underlying Index uses criteria related to the ESG characteristics of issuers, this may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds whose underlying index does not use ESG criteria. The Underlying Index’s use of ESG criteria may result in the Fund investing in, or allocating greater weight to, securities or market sectors that underperform the market as a whole or underperform other funds that use ESG criteria. In addition, the use of representative sampling may result in divergence of the Fund’s overall ESG characteristics or ESG risk from those of the Underlying Index. The Index Provider may evaluate security-level ESG data and, if applicable, ESG objectives or constraints that are relevant to the Underlying Index only at index reviews or rebalances. Securities included in the Underlying Index may cease to meet the relevant ESG criteria but may nevertheless remain in the Underlying Index and the Fund until the next review or rebalance by the Index Provider. As a result, certain securities in the Underlying Index, or the Underlying Index as a whole, may not meet the relevant ESG objectives or constraints at all times.
Thematic Investing Risk. The Fund relies on the Index Provider to identify securities that reflect the relevant themes and sub-themes for inclusion in the Underlying Index. There is no guarantee that the Underlying Index or the Fund will reflect the intended theme and sub-theme exposures. The Fund’s performance may suffer if such securities are not correctly identified, if a theme or sub-theme develops in an unexpected manner, or if securities in the Underlying Index do not benefit from the development of a theme or sub-theme. The Fund’s performance may also be impacted if securities that are not related to the theme or sub-theme are included in the Underlying Index.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to
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general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.
Assets Under Management (AUM) Risk. From time to time, an Authorized Participant (as defined below in Authorized Participant Concentration Risk), a third-party investor, the Fund’s adviser, an affiliate of the Fund’s adviser, or another fund may invest in the Fund and hold its investment for a specific period of time to allow the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Consumer Goods and Services Companies Risk. Consumer goods and services companies face risks related to changes in consumer preferences and disposable income, commodity prices, government regulation, supply chain disruptions, damage to brand or reputation, economic slowdown and labor shortages, among other things.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on the repatriation of foreign currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning. In addition, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.
Custody Risk. Less developed securities markets are more likely to experience problems with the clearing and settlement of trades, as well as the custody of securities and other assets by local banks, agents and depositories. These issues may have an adverse impact on the Fund, including losses or delays in payments, delivery or recovery of money or other assets.
Industrial Companies Risk. Industrial companies face a number of risks, including supply chain and distribution disruptions, business interruptions, product obsolescence, third-party vendor risks, cyber attacks, trade disputes, product recalls, liability claims, scarcity of materials or parts, excess capacity, changes in consumer preferences, and volatility in commodity prices and currencies. The performance of such companies may also be affected by technological developments, labor relations, legislative and regulatory changes, government spending policies, and changes in domestic and international economies.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders of the Fund, including an Authorized Participant, a
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third-party investor, the Fund’s adviser, an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may hold their investment in the Fund for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of Fund shares.
Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
Mid-Capitalization Companies Risk. Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments. The securities of mid-capitalization companies may be more volatile and less liquid than those of large-capitalization companies. As a result, the Fund’s share price may be more volatile than that of a fund with a greater investment in large-capitalization stocks.
National Closed Market Trading Risk. To the extent that securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other funds.
Non-Diversification Risk. The Fund is classified as “non-diversified.” This means that, compared with funds that are classified as “diversified,” the Fund may invest a greater percentage of its assets in securities or other instruments representing a small number of issuers or counterparties and thus may be more susceptible to the risks associated with these particular issuers or counterparties. As a result, the Fund's performance may depend to a greater extent on the performance of a small number of issuers or counterparties, which may lead to more volatility in the Fund’s NAV.
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. These risks include greater market volatility, less market liquidity, higher transaction costs, expropriation, confiscatory taxation, adverse changes in foreign investment or currency control regulations, restrictions on the repatriation of capital, and political instability. Non-U.S. issuers may be subject to different accounting, audit and financial reporting standards than U.S. issuers, and there may be less publicly available information about non-U.S. issuers. Foreign market trading hours, different clearing and settlement procedures, and holiday schedules may limit the Fund's ability to engage in portfolio transactions. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. The Fund is specifically exposed to Asian Economic Risk.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Reliance on Trading Partners Risk. The Fund invests in countries or regions whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund's investments. Through its holdings of securities of certain issuers, the Fund is specifically exposed to Asian Economic Risk, European Economic Risk and U.S. Economic Risk.
Risk of Investing in China. Investments in Chinese securities, including certain Hong Kong-listed and U.S.-listed securities, are subject to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. Despite economic and market reforms in recent decades, the Chinese government’s control over certain sectors and enterprises and significant regulation of investment and industry
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are still pervasive. Chinese companies are subject to the risk that Chinese authorities can intervene in their operations and structure. Chinese markets generally continue to experience inefficiency, a lack of publicly available information and/or political and social instability and may be subject to volatility and pricing anomalies resulting from governmental influence. Internal social unrest or confrontations with other countries, including military conflicts in response to such events, may disrupt China’s economy and markets and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher inflation.
China has experienced security concerns, such as terrorism and strained international relations. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, export controls, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers in which the Fund invests. Incidents involving China’s or the region’s security may adversely affect the Chinese economy and markets and the Fund’s investments.
The Chinese economy is highly reliant on trade. A reduction in spending on Chinese products and services, supply chain diversification, the institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions or a trade war between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The Underlying Index may include companies that are subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. So long as these restrictions do not include restrictions on investments, the Fund is generally expected to invest in such companies, consistent with its objective to track the performance of the Underlying Index.
Chinese companies, including those listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, or for other reasons, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies.
Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. Any change in the operations of entities in a VIE structure, the status of VIE contractual arrangements or the legal or regulatory environment in China could result in significant, and possibly permanent and/or total, losses for investments in VIE issuers. The Fund does not select investments based on investor protection considerations.
Risk of Investing in Developed Countries. The Fund’s investment in  developed country issuers will subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Risk of Investing in Emerging Markets. Investments in emerging markets may be subject to a greater risk of loss than investments in more developed markets. The risks of emerging markets may include, among others, greater market volatility; political, legal, economic, and social instability; less developed securities markets, including settlement, custody and valuation processes; government expropriation or nationalization of assets; greater volatility in currency exchange rates; more capital controls; less governmental supervision and regulation; and less stringent accounting, auditing and disclosure requirements. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies, and shareholders may have limited legal remedies. The Fund does not select investments based on investor protection considerations. Emerging market securities may face liquidity challenges, and the Fund may be unable to liquidate its positions in such securities at a favorable time or price.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Small-Capitalization Companies Risk. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments. The securities of small-capitalization companies may be more volatile and less liquid than those of mid- and large-capitalization companies. As a result, the Fund’s share price may be more volatile than that of a fund with a greater investment in large- or mid-capitalization stocks.
Small Fund Risk. When the Fund’s size is small, the Fund may experience low trading volume and wide bid/ask spreads. The Fund’s performance near its inception date may not represent how the Fund will perform in the future or with a larger asset base. In addition, the Fund may face the risk of being delisted if it does not meet certain requirements set by the listing exchange. Any resulting liquidation of the Fund could lead to elevated transaction costs for the Fund and negative tax consequences for its shareholders.
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Technology Companies Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from the Fund’s obligation, if any, for foreign withholding taxes; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. Until the Fund reaches greater scale, it may experience higher tracking error than is typical for similar index ETFs. A Fund that tracks an index with exposure to non-U.S. issuers may experience higher tracking error than ETFs that do not track such indexes.
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The price received by the Fund also may differ from the value used by the Underlying Index. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
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Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of an appropriate broad-based securities market index and the Underlying Index. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	28.63%	September 30, 2025
During the period shown in the chart:
Best Quarter	12.52%	September 30, 2024
Worst Quarter	-15.94%	December 31, 2024
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Since Fund Inception
(Inception Date: 3/28/2023)
Return Before Taxes	-17.69%	-12.04%
Return After Taxes on Distributions	-17.91%	-12.91%
Return After Taxes on Distributions and Sale of Fund Shares	-10.29%	-9.23%
MSCI All Country World Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	17.49%	20.15%
Morningstar Global Emerging Green Technologies Select Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	-17.28%	-11.43%

1Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
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Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Jennifer Hsui, Matt Waldron, Peter Sietsema and Steven White (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Hsui, Mr. Waldron, Mr. Sietsema and Mr. White have been Portfolio Managers of the Fund since 2023, 2025, 2025 and 2025, respectively.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account (“IRA”), in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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iSHARES® CYBERSECURITY AND TECH ETF
Ticker: IHAKStock Exchange: NYSE Arca
Investment Objective
The iShares Cybersecurity and Tech ETF (the “Fund”) seeks to track the investment results of an index composed of developed and emerging market companies that are involved in cyber security and technology, including cyber security hardware, software, products, and services.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
0.47%	None	0.00%	0.47%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$48	$151	$263	$591
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the NYSE® FactSet® Global Cyber Security Index (the “Underlying Index”), which measures the performance of equity securities issued by companies involved in cyber security and technology, including cyber security hardware, software, products, and services (as determined by ICE Data Indices, LLC (the “Index Provider” or “IDI”)). The Underlying Index is composed of equity securities of companies primarily listed in one of 43 developed or emerging market countries that are the most involved in, or exposed to, (as determined by the Index Provider) a cyber hardware or cyber software and services FactSet® Revere Business Industry Classification systems (“RBICS”) sub-industry. As of July 31, 2025, there are 33 companies included in the Underlying Index. 14 of these companies are located in foreign countries, with 11 in non-U.S. developed markets and 3 in emerging markets.
The Index Provider first conducts fundamental research to establish a universe of RBICS sectors that participate in providing cyber hardware or cyber software and services, and that universe is further refined to include only the most relevant RBICS sub-sectors (as determined by the Index Provider) related to cyber hardware or cyber software activities (e.g., customer premises network security equipment producers, network security software providers, and aerospace and defense IT service providers). In constructing the Underlying Index, the Index Provider maps a universe of the most liquid and publicly-traded companies based on their primary lines of business. The Index Provider uses revenues as the key factor in determining a company’s primary line of business, by mapping a company to the sub-industry from
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which it derives 50% or more of its revenues. The companies within these sub-sectors are then ranked based on the data and information in their public filings and disclosures (e.g., regulatory filings, earning transcripts, etc.) to arrive at a group of the most relevant RBICS sub-industries (as determined by the Index Provider) related to cyber hardware or cyber software activities, and the Underlying Index includes the companies that derive 50% or more of their revenue from a RBICS sub-industry with exposure to the cyber hardware or cyber software and services theme, as determined by the Index Provider.
The Index Provider’s methodology does not require that at least one company from each of the sub-industries be included in the Underlying Index. In addition, companies included in the Underlying Index may also operate business lines that generate revenue in other industries.
To be included in the Underlying Index, companies must also have a float-adjusted market capitalization of $300 million or greater, but existing constituents could remain in the Underlying Index if the company's float-adjusted market capitalization is at least $225 million. In addition, companies must have a three month average daily trading value (“ADTV”) of $2 million or greater, but existing constituents could remain in the Underlying Index if the company’s three-month ADTV is at least $1.5 million.
The Underlying Index is reconstituted annually, rebalanced semi-annually and weighted by float-adjusted market capitalization with individual constituents capped at 4% of the index. The Underlying Index includes large-, mid- and small-capitalization companies and may change over time.
As of July 31, 2025 a significant portion of the Underlying Index is represented by securities of companies in the technology industry or sector. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is owned, maintained and administered by the Index Provider, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Risk of Investing in Cybersecurity Companies. Cybersecurity companies are companies that provide products and services intended to protect the integrity of data and network operations for private and public networks, computers and mobile devices. Like other types of technology and industrials companies, cybersecurity companies are generally subject to the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards and frequent new product introductions. These companies may also be smaller and less experienced companies, with limited product lines, markets, qualified personnel or financial resources. Such companies may not be exclusively or substantially exposed to companies that provide products or services intended to protect the integrity of data and network operations, but may be exposed to the market and business risks of other companies, industries or sectors, and
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the Fund may be adversely affected by negative developments impacting those other companies, industries and sectors.
Thematic Investing Risk. The Fund relies on the Index Provider to identify securities that reflect the relevant themes and sub-themes for inclusion in the Underlying Index. There is no guarantee that the Underlying Index or the Fund will reflect the intended theme and sub-theme exposures. The Fund’s performance may suffer if such securities are not correctly identified, if a theme or sub-theme develops in an unexpected manner, or if securities in the Underlying Index do not benefit from the development of a theme or sub-theme. The Fund’s performance may also be impacted if securities that are not related to the theme or sub-theme are included in the Underlying Index.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized
Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on the repatriation of foreign currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning. In addition, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders of the Fund, including an Authorized Participant, a third-party investor, the Fund’s adviser, an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may hold their investment in the Fund for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may
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hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of Fund shares.
Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
Mid-Capitalization Companies Risk. Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments. The securities of mid-capitalization companies may be more volatile and less liquid than those of large-capitalization companies. As a result, the Fund’s share price may be more volatile than that of a fund with a greater investment in large-capitalization stocks.
National Closed Market Trading Risk. To the extent that securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other funds.
Non-Diversification Risk. The Fund is classified as “non-diversified.” This means that, compared with funds that are classified as “diversified,” the Fund may invest a greater percentage of its assets in securities or other instruments representing a small number of issuers or counterparties and thus may be more susceptible to the risks associated with these particular issuers or counterparties. As a result, the Fund's performance may depend to a greater extent on the performance of a small number of issuers or counterparties, which may lead to more volatility in the Fund’s NAV.
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. These risks include greater market volatility, less market liquidity, higher transaction costs, expropriation, confiscatory taxation, adverse changes in foreign investment or currency control regulations, restrictions on the repatriation of capital, and political instability. Non-U.S. issuers may be subject to different accounting, audit and financial reporting standards than U.S. issuers, and there may be less publicly available information about non-U.S. issuers. Foreign market trading hours, different clearing and settlement procedures, and holiday schedules may limit the Fund's ability to engage in portfolio transactions. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Reliance on Trading Partners Risk. The Fund invests in countries or regions whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund's investments. Through its holdings of securities of certain issuers, the Fund is specifically exposed to Asian Economic Risk and North American Economic Risk.
Risk of Investing in Developed Countries. The Fund’s investment in  developed country issuers will subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Risk of Investing in the U.S. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may
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lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Technology Companies Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from the Fund’s obligation, if any, for foreign withholding taxes; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. A Fund that tracks an index with exposure to non-U.S. issuers may experience higher tracking error than ETFs that do not track such indexes.
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The price received by the Fund also may differ from the value used by the Underlying Index. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
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Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of an appropriate broad-based securities market index and the Underlying Index. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	7.60%	September 30, 2025
During the periods shown in the chart:
Best Quarter	26.41%	June 30, 2020
Worst Quarter	-17.64%	June 30, 2022
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Five Years	Since Fund Inception
(Inception Date: 6/11/2019)
Return Before Taxes	7.65%	13.06%	13.23%
Return After Taxes on Distributions	7.60%	12.97%	13.12%
Return After Taxes on Distributions and Sale of Fund Shares	4.57%	10.46%	10.65%
MSCI All Country World Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	17.49%	10.06%	11.10%
NYSE FactSet Global Cyber Security Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	8.14%	13.15%	13.35%

1Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
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Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Jennifer Hsui, Matt Waldron, Peter Sietsema and Steven White (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Hsui, Mr. Waldron, Mr. Sietsema and Mr. White have been Portfolio Managers of the Fund since 2019, 2025, 2025 and 2025, respectively.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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iSHARES® ENERGY STORAGE & MATERIALS ETF
Ticker: IBATStock Exchange: Nasdaq
Investment Objective
The iShares Energy Storage & Materials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. and non-U.S. companies involved in energy storage solutions aiming to support the transition to a low-carbon economy, including hydrogen, fuel cells and batteries.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
0.47%	None	0.00%	0.47%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$48	$151	$263	$591
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the STOXX Global Energy Storage and Materials Index (the “Underlying Index”), which measures the performance of equity securities of companies involved in energy storage solutions aiming to support the transition to a low carbon economy, including hydrogen, fuel cells, and batteries as determined by STOXX Ltd. (the “Index Provider” or “STOXX”). The Underlying Index is composed of U.S. and non-U.S. equity securities selected from the STOXX World AC
All Cap Index (the “Parent Index”). The Parent Index is composed of large-, mid- and small capitalization stocks from developed and emerging markets.
To construct the Underlying Index, the Index Provider begins with common equity securities (including depositary receipts) from the Parent Index and selects stocks belonging to the eligible country list which have an adjusted free-float market capitalization of greater than $200 million and a 3-month median daily traded value greater than $1 million. The Index Provider selects companies involved in the energy storage solutions theme using a combination of revenue exposure as defined by the FactSet Revere Business and Industry Classification System (“RBICS”), and patent exposure as assessed using EconSight’s patent data. The patent dataset provides a taxonomy that classifies patent filings around the world into specific technology categories.
The Index Provider defines two lists of eligible RBICS Level 6 sectors: Extended RBICS and Core RBICS. Extended RBICS Level 6 sectors are areas of operation which: have a direct link to the theme; are well positioned for the theme evolution, with existing infrastructure and expertise in place; are expected to drive the
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innovation and viability of energy storage and hydrogen economy solutions; and/or manufacture specialty materials and chemicals for the end products, such as batteries and fuel cells. Core RBICS are a subset of Extended RBICS Level 6 sectors with a direct link to the theme. The patent exposure selection involves using EconSight’s patent data to assess a company’s patent holdings for involvement in the energy storage solutions and hydrogen economy technologies theme.
The Index Provider first selects companies with 25% or more revenue exposure from the Extended RBICS sectors to create the pre-selection list. The Index Provider  further assesses the companies for their exposure to Core RBICS Level 6 sectors and their patent exposure in the areas related to energy storage and hydrogen economy technologies.
For patent exposure-based selection, the active patents for each technology are captured according to specialized patent-based analysis. The patent metrics used to assess a company's involvement in the theme are High Quality Patents and Patent Specialization. High Quality Patents is defined as the number of active patents that a company holds that fall in the top 10% in terms of patent quality within a defined technology. Patent quality is the product of citations (a measure of technology relevance) and countries covered within the patent (market coverage). Citations can be viewed as an external assessment of how competitors assessed the importance of a patent. Market coverage is seen as an internal assessment of how patents owners assessed the importance of their own invention. Both indicators are weighted so that newer citations or larger countries are more relevant. The High-Quality Patents metric allows for comparisons of patent strength between individual companies. Patent Specialization is defined as the total number of a company's active patents associated with the technologies in the theme divided by the total number of the company's active patents. It provides an indication of the importance of the technologies to the overall patent activities of the company and is a measure of technological innovation.
The Index Provider selects index constituents from the pre-selection list using a tiered approach, consisting of Tier 1a, Tier 1b and Tier 2. STOXX classifies Tier 1a companies as those that have 25% or more aggregated revenue exposure from the Core RBICS list. The Index Provider then uses High Quality Patents and Patent Specialization metrics to select securities for inclusion in Tier 1b and Tier 2. Only companies that have 50% or more revenue exposure from the Extended RBICS list are assessed for inclusion in Tier 1b. Companies included in Tier 1b must rank in the top 10% in terms of High-Quality Patent ownership and/or have Patent Specialization greater than or equal to 25%. The Index Provider then assesses all remaining companies in the pre-selection list for inclusion in Tier 2. Tier 2 includes companies ranked in the top 30% in terms of High-Quality Patent ownership and/or companies with Patent Specialization greater than or equal to 25%.
In addition, the Index Provider excludes all companies that Sustainalytics, a provider of business intelligence on environmental, social, and governance risks, identifies as: violating or being at risk of violating commonly accepted international norms and standards or other exclusion guidelines based on a company’s compliance with the United Nations Global Compact Principles, the Organisation for Economic Co-operation and Development Guidelines for Multinational Enterprises and the
UN Guiding Principles on Business and Human Rights, and their underlying conventions (collectively, “Global Standards Screening”); being involved with certain controversial weapons, small arms, oil sands, thermal coal and tobacco products; or having a Sustainalytics Controversy Rating of “Category 5 (Severe).”
After the index constituents’ initial weighting, the Index Provider applies weights against their tier group level, company level and concentration capping limits.  The Index Provider applies a maximum of 20% weighting to Tier 2 companies. The component securities in the Underlying Index are weighted by float-adjusted market capitalization with individual securities capped at 8%, 6% and 4% for Tier 1a, 1b, and 2, respectively. Securities with weights greater than 4.5% will not in aggregate exceed 45% of the Underlying Index weight at rebalance. The Underlying Index is reviewed annually in June and rebalanced quarterly in September, December and March.
As of July 31, 2025, the Underlying Index consisted of securities of companies in the following countries or regions: Belgium, China, France, Germany, Japan, the Netherlands, Norway, South Korea, Switzerland, Taiwan, and the United States. The Underlying Index may include large-, mid- or small capitalization companies. As of July 31, 2025, the Underlying Index had 63 securities and a significant portion of the index constituents were represented by securities of companies in the industrials and materials industries or sectors. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 90% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 10% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but
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which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by STOXX, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Energy Storage Solutions Sector Risk. The market value of securities in the energy storage solutions sector may decline for many reasons, including, among others, changes in traditional and alternative energy prices, government regulations, energy conservation efforts, and costs related to exploration, mining, and production. Companies in the energy storage solutions sector may depend largely on the availability of certain elements necessary for the production of batteries, fuel cells, and related products, which may be susceptible to fluctuations in the underlying commodities market. Such companies are also subject to risks related to the obsolescence of existing technology, competition from new market entrants, and the possibility that government subsidies for alternative energy will be eliminated.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Materials Companies Risk. Materials companies may be adversely affected by volatility in commodity prices, changes in exchange rates, social and political unrest, war, depletion of resources, lower demand, overproduction, litigation and government regulations, among other factors.
ESG Risk. To the extent that the Underlying Index uses criteria related to the ESG characteristics of issuers, this may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds whose underlying index does not use ESG criteria. The Underlying Index’s use of ESG criteria may result in the Fund investing in, or allocating greater weight to, securities or market sectors that underperform the market as a whole or underperform other funds that use ESG criteria. In addition, the use of representative sampling may result in divergence of the Fund’s overall ESG characteristics or ESG risk from those of the Underlying Index. The Index Provider may evaluate security-level ESG data and, if applicable, ESG objectives or constraints that are relevant to the Underlying Index only at index reviews or rebalances. Securities included in the Underlying Index may cease to meet the relevant ESG criteria but may nevertheless remain in the Underlying Index and the Fund until the next review or rebalance by the Index Provider. As a result, certain securities in the Underlying Index, or the Underlying Index as a whole, may not meet the relevant ESG objectives or constraints at all times.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.
Assets Under Management (AUM) Risk. From time to time, an Authorized Participant (as defined below in Authorized Participant Concentration Risk), a third-party investor, the Fund’s adviser, an
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affiliate of the Fund’s adviser, or another fund may invest in the Fund and hold its investment for a specific period of time to allow the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on the repatriation of foreign currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning. In addition, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.
Custody Risk. Less developed securities markets are more likely to experience problems with the clearing and settlement of trades, as well as the custody of securities and other assets by local banks, agents and depositories. These issues may have an adverse impact on the Fund, including losses or delays in payments, delivery or recovery of money or other assets.
Industrial Companies Risk. Industrial companies face a number of risks, including supply chain and distribution disruptions, business interruptions, product obsolescence, third-party vendor risks, cyber attacks, trade disputes, product recalls, liability claims, scarcity of materials or parts, excess capacity, changes in consumer preferences, and volatility in commodity prices and currencies. The performance of such companies may also be affected by technological developments, labor relations, legislative and regulatory changes, government spending policies, and changes in domestic and international economies.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders of the Fund, including an Authorized Participant, a third-party investor, the Fund’s adviser, an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may hold their investment in the Fund for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of Fund shares.
Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
National Closed Market Trading Risk. To the extent that securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the
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securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other funds.
Non-Diversification Risk. The Fund is classified as “non-diversified.” This means that, compared with funds that are classified as “diversified,” the Fund may invest a greater percentage of its assets in securities or other instruments representing a small number of issuers or counterparties and thus may be more susceptible to the risks associated with these particular issuers or counterparties. As a result, the Fund's performance may depend to a greater extent on the performance of a small number of issuers or counterparties, which may lead to more volatility in the Fund’s NAV.
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. These risks include greater market volatility, less market liquidity, higher transaction costs, expropriation, confiscatory taxation, adverse changes in foreign investment or currency control regulations, restrictions on the repatriation of capital, and political instability. Non-U.S. issuers may be subject to different accounting, audit and financial reporting standards than U.S. issuers, and there may be less publicly available information about non-U.S. issuers. Foreign market trading hours, different clearing and settlement procedures, and holiday schedules may limit the Fund's ability to engage in portfolio transactions. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. The Fund is specifically exposed to Asian Economic Risk.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Reliance on Trading Partners Risk. The Fund invests in countries or regions whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund's investments. Through its holdings of securities of certain issuers, the Fund is specifically exposed to Asian Economic Risk and North American Economic Risk.
Risk of Investing in China. Investments in Chinese securities, including certain Hong Kong-listed and U.S.-listed securities, are subject to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. Despite economic and market reforms in recent decades, the Chinese government’s control over certain sectors and enterprises and significant regulation of investment and industry are still pervasive. Chinese companies are subject to the risk that Chinese authorities can intervene in their operations and structure. Chinese markets generally continue to experience inefficiency, a lack of publicly available information and/or political and social instability and may be subject to volatility and pricing anomalies resulting from governmental influence. Internal social unrest or confrontations with other countries, including military conflicts in response to such events, may disrupt China’s economy and markets and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher inflation.
China has experienced security concerns, such as terrorism and strained international relations. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, export controls, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers in which the Fund invests. Incidents involving China’s or the region’s security may adversely affect the Chinese economy and markets and the Fund’s investments.
The Chinese economy is highly reliant on trade. A reduction in spending on Chinese products and services, supply chain diversification, the institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions or a trade war between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The Underlying Index may include companies that are subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. So long as these restrictions do not include restrictions on investments, the Fund is generally expected to invest in such companies, consistent with its objective to track the performance of the Underlying Index.
Chinese companies, including those listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, or for other reasons, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies.
Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. Any change in the operations of entities in
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a VIE structure, the status of VIE contractual arrangements or the legal or regulatory environment in China could result in significant, and possibly permanent and/or total, losses for investments in VIE issuers. The Fund does not select investments based on investor protection considerations.
Risk of Investing in Developed Countries. The Fund’s investment in  developed country issuers will subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Risk of Investing in Emerging Markets. Investments in emerging markets may be subject to a greater risk of loss than investments in more developed markets. The risks of emerging markets may include, among others, greater market volatility; political, legal, economic, and social instability; less developed securities markets, including settlement, custody and valuation processes; government expropriation or nationalization of assets; greater volatility in currency exchange rates; more capital controls; less governmental supervision and regulation; and less stringent accounting, auditing and disclosure requirements. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies, and shareholders may have limited legal remedies. The Fund does not select investments based on investor protection considerations. Emerging market securities may face liquidity challenges, and the Fund may be unable to liquidate its positions in such securities at a favorable time or price.
Risk of Investing in Japan. Investing in Japanese issuers subjects the Fund to legal, regulatory, political, economic, currency, geographic and security risks that are specific to Japan. Japan’s economy depends heavily on international trade, oil and other commodity imports, and government policy supporting its exports. Other risks facing the Japanese economy include significant public debt and deficits, currency fluctuations, and labor shortages due to an aging and declining population. Japan’s relations with its neighbors have been strained at times, which could adversely affect its markets and economy. Japan is also vulnerable to natural disasters.
Risk of Investing in the U.S. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Small-Capitalization Companies Risk. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments. The securities of small-capitalization companies may be more volatile and less liquid than those of mid- and large-capitalization companies. As a result, the Fund’s share price may be more volatile than that of a fund with a greater investment in large- or mid-capitalization stocks.
Small Fund Risk. When the Fund’s size is small, the Fund may experience low trading volume and wide bid/ask spreads. The Fund’s performance near its inception date may not represent how the Fund will perform in the future or with a larger asset base. In addition, the Fund may face the risk of being delisted if it does not meet certain requirements set by the listing exchange. Any resulting liquidation of the Fund could lead to elevated transaction costs for the Fund and negative tax consequences for its shareholders.
Thematic Investing Risk. The Fund relies on the Index Provider to identify securities that reflect the relevant themes and sub-themes for inclusion in the Underlying Index. There is no guarantee that the Underlying Index or the Fund will reflect the intended theme and sub-theme exposures. The Fund’s performance may suffer if such securities are not correctly identified, if a theme or sub-theme develops in an unexpected manner, or if securities in the Underlying Index do not benefit from the development of a theme or sub-theme. The Fund’s performance may also be impacted if securities that are not related to the theme or sub-theme are included in the Underlying Index.
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from the Fund’s obligation, if any, for foreign withholding taxes; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. Until the Fund reaches greater scale, it may experience higher tracking error than is typical for similar index ETFs. A Fund that tracks an index with exposure to non-U.S. issuers may experience higher tracking error than ETFs that do not track such indexes.
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Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The price received by the Fund also may differ from the value used by the Underlying Index. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
Performance Information
As of the date of this Prospectus, the Fund does not have a full calendar year of performance information to report.
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Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Jennifer Hsui, Matt Waldron, Peter Sietsema and Steven White (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Hsui, Mr. Waldron, Mr. Sietsema and Mr. White have been Portfolio Managers of the Fund since 2024, 2025, 2025 and 2025, respectively.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account (“IRA”), in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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iSHARES® FUTURE EXPONENTIAL TECHNOLOGIES ETF
Ticker: XTStock Exchange: Nasdaq
Investment Objective
The iShares Future Exponential Technologies ETF (the “Fund”) seeks to track the investment results of an index composed of stocks of developed and emerging market companies that create or use exponential technologies.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1,2]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
0.46%	None	0.00%	0.46%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
2Professional fees for foreign withholding tax claims that occurred during the most recent fiscal year have been restated to reflect expected fees in the current year.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$47	$148	$258	$579
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the Morningstar® Exponential Technologies IndexSM (the “Underlying Index”), which measures the performance of equity securities issued by companies that Morningstar, Inc. (the “Index Provider” or “Morningstar”) has determined are positioned to experience meaningful economic benefits as a supplier or producer of promising technologies. Exponential technologies displace older technologies, create new markets, and have the potential to affect significant economic impacts.
The Underlying Index is a subset of the Morningstar Global Markets Index (the “Parent Index”). To be eligible for inclusion in the Underlying Index, constituents must be (1) companies that have an average three-month trailing daily trading volume of $2 million or greater and float market capitalization greater than $300 million and (2) companies that received a thematic exposure score of 1 or higher on at least one of the targeted themes as determined by Morningstar’s Global Equity Research team and its analysts. The Morningstar analysts perform fundamental research to assign companies within the eligible universe thematic exposure scores of 0, 1, 2, 3, or 4 based on exponential technology themes. Analysts assess whether exposure to a theme will drive a material net profit increase and then project the percentage of revenue a company will derive from exposure to each theme or subtheme over the next five years.
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The Underlying Index is weighted by float-adjusted market capitalization with individual constituent weight capped at 4% and core exposure to each theme capped at 25%, where the aggregate weight of the stocks that receive a score of 2 or higher count toward core exposure to that theme. Current constituents must have an average three-month trading volume not less than $1.5 million or free-float market capitalization greater than $200 million for continued inclusion in the Underlying Index.
To ensure representation across each theme, Morningstar prioritizes theme leaders for inclusion in the Underlying Index. Morningstar identifies “Theme Leaders” by prioritizing up to the top 10 scoring companies within each theme based on the following criteria listed in descending order of preference: highest thematic score, existing constituents over new constituents and smaller market capitalization over larger market capitalization. Theme Leaders are prioritized for inclusion in the Underlying Index, and remaining constituents are then ranked in descending order based on the number of themes in which a company scores a “4,” the number of themes in which a company scores a “3,” the number of themes in which a company scores a “2,” and the number of themes in which a company scores a “1,” followed by existing constituents over new constituents, and lastly, smaller market capitalization over larger market capitalization. From this prioritization, companies are added to the list of constituents until the Underlying Index hits the targeted 200 constituents, but the Underlying Index can have more or fewer than the targeted 200. After selection and weighting of the portfolio, 90% of index weight at the time of reconstitution must have a score of 2 in at least one theme. The Underlying Index is reconstituted annually and rebalanced quarterly.
As of June 2025, Morningstar has identified seven exponential technology themes: artificial intelligence, energy innovation, fintech innovation, healthcare innovation, cybersecurity and defense tech, next gen transportation, and robotics. The themes are reviewed on an annual basis and may change over time. Morningstar’s sector strategists, directors and selection committee review the scores assigned by the Morningstar analysts and may calibrate or revise the scores to ensure consistency in scoring across analysts, sectors, geographies and themes. As a general matter, these themes focus on issuers that are either developing resources for others or are advanced in their own applications in the following areas: using artificial intelligence and its surrounding ecosystem to create new and original content; protecting organizations against cyberthreats; revolutionizing how military conflict is conducted; working to abate global climate change, reduce greenhouse gases, and develop novel energy sources; searching for and acknowledging nontraditional emerging funding sources, platforms, currency, and stored and transferred value; unlocking the human genome and developing novel therapies, devices, and diagnostics to address unmet medical needs; replacing traditional human-operated, internal combustion engine-based vehicles; and engaging with the design, construction, operation, and application of robots.
The Underlying Index includes large-, mid- and small-capitalization companies and may change over time. As of October 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the healthcare and technology industries or sectors. The components of the Underlying Index are likely to change over time. As of October 31, 2025, the Underlying
Index consisted of securities from the following 25 countries or regions: Australia, Austria, Belgium, Canada,  Chile, China, Denmark, France, Germany, India, Indonesia, Israel, Italy, Japan, the Netherlands, Norway, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland, Taiwan, the United Kingdom (the “U.K.”) and the U.S.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index and the Parent Index are sponsored by Morningstar, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and the Parent Index and publishes information regarding the market value of the Underlying Index and the Parent Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government
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(including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Exponential Technologies Risk. Technologies perceived to displace older technologies or create new markets may not in fact do so. Companies that initially develop a novel technology may not be able to capitalize on the technology. Companies that develop exponential technologies may face political or legal attacks from competitors, industry groups or local and national governments. These companies may also be exposed to risks applicable to sectors other than the exponential technology theme for which they are chosen, and the securities issued by these companies may underperform the securities of other companies that are primarily focused on a particular theme. The Fund may invest in a company that does not currently derive any revenue from exponential technologies, and there is no assurance that a company will derive any revenue from exponential technologies in the future. An exponential technology may constitute a small portion of a company’s overall business. As a result, the success of an exponential technology may not affect the value of the equity securities issued by the company.
Thematic Investing Risk. The Fund relies on the Index Provider to identify securities that reflect the relevant themes and sub-themes for inclusion in the Underlying Index. There is no guarantee that the Underlying Index or the Fund will reflect the intended theme and sub-theme exposures. The Fund’s performance may suffer if such securities are not correctly identified, if a theme or sub-theme develops in an unexpected manner, or if securities in the Underlying Index do not benefit from the development of a theme or sub-theme. The Fund’s performance may also be impacted if securities that are not related to the theme or sub-theme are included in the Underlying Index.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on the repatriation of foreign currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning. In addition, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.
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Healthcare Companies Risk. The profitability of healthcare companies may be adversely affected by extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, the protection and expiration of patents, limited product lines, supply chain issues, labor shortages and product liability claims, among other factors.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders of the Fund, including an Authorized Participant, a third-party investor, the Fund’s adviser, an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may hold their investment in the Fund for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of Fund shares.
Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
National Closed Market Trading Risk. To the extent that securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other funds.
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. These risks include greater market volatility, less market liquidity, higher transaction costs, expropriation, confiscatory taxation, adverse changes in foreign investment or currency control regulations, restrictions on the repatriation of capital, and political instability. Non-U.S. issuers may be subject to different accounting, audit and financial reporting standards than U.S. issuers, and there may be less publicly available information about non-U.S. issuers. Foreign market trading hours, different clearing and settlement procedures, and holiday schedules may limit the Fund's ability to engage in portfolio transactions. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. The Fund is specifically exposed to Asian Economic Risk.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Reliance on Trading Partners Risk. The Fund invests in countries or regions whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund's investments. Through its holdings of securities of certain issuers, the Fund is specifically exposed to Asian Economic Risk and North American Economic Risk.
Risk of Investing in China. Investments in Chinese securities, including certain Hong Kong-listed and U.S.-listed securities, are
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subject to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. Despite economic and market reforms in recent decades, the Chinese government’s control over certain sectors and enterprises and significant regulation of investment and industry are still pervasive. Chinese companies are subject to the risk that Chinese authorities can intervene in their operations and structure. Chinese markets generally continue to experience inefficiency, a lack of publicly available information and/or political and social instability and may be subject to volatility and pricing anomalies resulting from governmental influence. Internal social unrest or confrontations with other countries, including military conflicts in response to such events, may disrupt China’s economy and markets and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher inflation.
China has experienced security concerns, such as terrorism and strained international relations. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, export controls, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers in which the Fund invests. Incidents involving China’s or the region’s security may adversely affect the Chinese economy and markets and the Fund’s investments.
The Chinese economy is highly reliant on trade. A reduction in spending on Chinese products and services, supply chain diversification, the institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions or a trade war between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The Underlying Index may include companies that are subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. So long as these restrictions do not include restrictions on investments, the Fund is generally expected to invest in such companies, consistent with its objective to track the performance of the Underlying Index.
Chinese companies, including those listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, or for other reasons, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies.
Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. Any change in the operations of entities in a VIE structure, the status of VIE contractual arrangements or the legal or regulatory environment in China could result in significant, and possibly permanent and/or total, losses for investments in VIE issuers. The Fund does not select investments based on investor protection considerations.
Risk of Investing in Developed Countries. The Fund’s investment in  developed country issuers will subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Risk of Investing in the U.S. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Technology Companies Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the
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amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from the Fund’s obligation, if any, for foreign withholding taxes; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. A Fund that tracks an index with exposure to non-U.S. issuers may experience higher tracking error than ETFs that do not track such indexes.
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The price received by the Fund also may differ from the value used by the Underlying Index. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
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Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of an appropriate broad-based securities market index and the Underlying Index. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	20.95%	September 30, 2025
During the periods shown in the chart:
Best Quarter	25.44%	June 30, 2020
Worst Quarter	-18.26%	June 30, 2022
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Five Years	Since Fund Inception
(Inception Date: 3/19/2015)
Return Before Taxes	0.30%	7.69%	10.26%
Return After Taxes on Distributions	0.14%	7.51%	9.98%
Return After Taxes on Distributions and Sale of Fund Shares	0.29%	6.04%	8.40%
MSCI All Country World Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	17.49%	10.06%	9.16%
Morningstar Exponential Technologies Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	0.93%	8.13%	10.60%

1Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
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Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Jennifer Hsui, Matt Waldron, Peter Sietsema and Steven White (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Hsui, Mr. Waldron, Mr. Sietsema and Mr. White have been Portfolio Managers of the Fund since 2015, 2025, 2025 and 2025, respectively.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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iSHARES® GENOMICS IMMUNOLOGY AND HEALTHCARE ETF
Ticker: IDNAStock Exchange: NYSE Arca
Investment Objective
The iShares Genomics Immunology and Healthcare ETF (the “Fund”) seeks to track the investment results of an index composed of developed and emerging market companies that could benefit from the long-term growth and innovation in genomics, immunology and bioengineering.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
0.47%	None	0.00%	0.47%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$48	$151	$263	$591
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 49% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the NYSE® FactSet® Global Genomics and Immuno Biopharma Index (the “Underlying Index”), which measures the performance of equity securities issued by companies in the biopharmaceutical and healthcare equipment and services industries that could benefit from the long-term growth and innovation in genomics, immunology and bioengineering, as determined by ICE Data Indices, LLC or its affiliates (the “Index Provider” or “IDI”).
The Underlying Index is composed of equity securities primarily listed in one of 42 developed and emerging market countries. Companies must have equal to or greater than 50% of their revenue from one or more selected Level 6 industries, as defined by the FactSet Revere Business Industry Classification System (“RBICS”), which includes biopharmaceutical industries, healthcare equipment industries, and healthcare services industries. Companies selected from these industries are assigned a Genomics and Immuno Biopharma Composite Relationship Keyword score (a “Score”).
To compute a Score for a company, the Index Provider searches the FactSet Supply Chain Relationships database for keywords related to genomics and immunology products and technologies. A Score is assigned to each company identified in the database search based on the number of relationships a company has to genomics and immunology products. The top 50 companies with the highest Scores are selected for inclusion in the Underlying Index.
The Underlying Index is reviewed and reconstituted annually in December. Constituent weights of the Underlying Index are
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determined according to float-adjusted market capitalization and are rebalanced semi-annually. Individual constituents are capped at 4% of the Underlying Index. The aggregate weight of component securities classified in the RBICS Level 6 industry Diversified Biopharmaceuticals is capped at 25%, with excess weight redistributed proportionately among remaining constituents.
The Underlying Index includes large-, mid- and small-capitalization companies and may change over time. As of July 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the healthcare industry or sector. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is owned, maintained and administered by the Index Provider, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Healthcare Companies Risk. The profitability of healthcare companies may be adversely affected by extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, the protection and expiration of patents, limited product lines, supply chain issues, labor shortages and product liability claims, among other factors.
Thematic Investing Risk. The Fund relies on the Index Provider to identify securities that reflect the relevant themes and sub-themes for inclusion in the Underlying Index. There is no guarantee that the Underlying Index or the Fund will reflect the intended theme and sub-theme exposures. The Fund’s performance may suffer if such securities are not correctly identified, if a theme or sub-theme develops in an unexpected manner, or if securities in the Underlying Index do not benefit from the development of a theme or sub-theme. The Fund’s performance may also be impacted if securities that are not related to the theme or sub-theme are included in the Underlying Index.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
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Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on the repatriation of foreign currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning. In addition, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders of the Fund, including an Authorized Participant, a third-party investor, the Fund’s adviser, an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may hold their investment in the Fund for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of Fund shares.
Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
National Closed Market Trading Risk. To the extent that securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open,
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there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other funds.
Non-Diversification Risk. The Fund is classified as “non-diversified.” This means that, compared with funds that are classified as “diversified,” the Fund may invest a greater percentage of its assets in securities or other instruments representing a small number of issuers or counterparties and thus may be more susceptible to the risks associated with these particular issuers or counterparties. As a result, the Fund's performance may depend to a greater extent on the performance of a small number of issuers or counterparties, which may lead to more volatility in the Fund’s NAV.
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. These risks include greater market volatility, less market liquidity, higher transaction costs, expropriation, confiscatory taxation, adverse changes in foreign investment or currency control regulations, restrictions on the repatriation of capital, and political instability. Non-U.S. issuers may be subject to different accounting, audit and financial reporting standards than U.S. issuers, and there may be less publicly available information about non-U.S. issuers. Foreign market trading hours, different clearing and settlement procedures, and holiday schedules may limit the Fund's ability to engage in portfolio transactions. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. The Fund is specifically exposed to European Economic Risk.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Reliance on Trading Partners Risk. The Fund invests in countries or regions whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund's investments. Through its holdings of securities of certain issuers, the Fund is specifically exposed to Asian Economic Risk and North American Economic Risk.
Risk of Investing in China. Investments in Chinese securities, including certain Hong Kong-listed and U.S.-listed securities, are subject to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. Despite economic and market reforms in recent decades, the Chinese government’s control over certain sectors and enterprises and significant regulation of investment and industry are still pervasive. Chinese companies are subject to the risk that Chinese authorities can intervene in their operations and structure. Chinese markets generally continue to experience inefficiency, a lack of publicly available information and/or political and social instability and may be subject to volatility and pricing anomalies resulting from governmental influence. Internal social unrest or confrontations with other countries, including military conflicts in response to such events, may disrupt China’s economy and markets and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher inflation.
China has experienced security concerns, such as terrorism and strained international relations. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, export controls, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers in which the Fund invests. Incidents involving China’s or the region’s security may adversely affect the Chinese economy and markets and the Fund’s investments.
The Chinese economy is highly reliant on trade. A reduction in spending on Chinese products and services, supply chain diversification, the institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions or a trade war between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The Underlying Index may include companies that are subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. So long as these restrictions do not include restrictions on investments, the Fund is generally expected to invest in such companies, consistent with its objective to track the performance of the Underlying Index.
Chinese companies, including those listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, or for other reasons, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies.
Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. Any change in the operations of entities in a VIE structure, the status of VIE contractual arrangements or the
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legal or regulatory environment in China could result in significant, and possibly permanent and/or total, losses for investments in VIE issuers. The Fund does not select investments based on investor protection considerations.
Risk of Investing in Developed Countries. The Fund’s investment in  developed country issuers will subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Risk of Investing in the U.S. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Small-Capitalization Companies Risk. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments. The securities of small-capitalization companies may be more volatile and less liquid than those of mid- and large-capitalization companies. As a result, the Fund’s share price may be more volatile than that of a fund with a greater investment in large- or mid-capitalization stocks.
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from the Fund’s obligation, if any, for foreign withholding taxes; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. A Fund that tracks an index with exposure to non-U.S. issuers may experience higher tracking error than ETFs that do not track such indexes.
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The price received by the Fund also may differ from the value used by the Underlying Index. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
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Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of an appropriate broad-based securities market index and the Underlying Index. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	5.45%	September 30, 2025
During the periods shown in the chart:
Best Quarter	41.93%	June 30, 2020
Worst Quarter	-21.47%	March 31, 2022
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Five Years	Since Fund Inception
(Inception Date: 6/11/2019)
Return Before Taxes	-0.99%	-4.75%	-0.65%
Return After Taxes on Distributions	-1.23%	-4.93%	-0.88%
Return After Taxes on Distributions and Sale of Fund Shares	-0.44%	-3.52%	-0.50%
MSCI All Country World Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	17.49%	10.06%	11.10%
NYSE FactSet Global Genomics and Immuno Biopharma Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	-1.13%	-4.61%	-0.55%

1Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
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Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Jennifer Hsui, Matt Waldron, Peter Sietsema and Steven White (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Hsui, Mr. Waldron, Mr. Sietsema and Mr. White have been Portfolio Managers of the Fund since 2019, 2025, 2025 and 2025, respectively.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an
IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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iSHARES® NEUROSCIENCE AND HEALTHCARE ETF
Ticker: IBRNStock Exchange: NYSE Arca
Investment Objective
The iShares Neuroscience and Healthcare ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. and non-U.S. companies that could benefit from the growth and innovation in neuroscience.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
0.47%	None	0.00%	0.47%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$48	$151	$263	$591
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 52% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the NYSE® FactSet® Global Neuro Biopharma and MedTech Index (the “Underlying Index”), which measures the performance of equity securities of companies that are involved in the research, development or manufacturing of neurology biopharmaceuticals or neurological devices, as determined by ICE Data Indices, LLC or its affiliates (the “Index Provider” or “IDI”).
To be eligible for the Underlying Index, an equity security must (i) be listed in one of 44 developed and emerging market countries or regions, (ii) have a float-adjusted market capitalization of at least $100 million and (iii) have a three-month average daily trading value (“ADTV”) of at least $1 million. Existing constituents may remain in the Underlying Index with a float-adjusted market capitalization of at least $75 million and a three-month ADTV of at least $750,000 at each index reconstitution and rebalance.
The Underlying Index is composed of securities that are classified within one of two sub-industries defined by the FactSet Revere Business Industry Classification System (“RBICS”): Neurology Biopharmaceuticals and Neurology Devices. For a company to be included in either sub-industry, the sub-industry must represent at least 50% of the company’s annual revenues or, for pre-revenue companies, the company’s primary business as indicated by its product pipeline, each as determined by the Index Provider.
The methodology does not require that at least one company from each of the sub-industries be included in the Underlying Index. Constituents may also operate business lines that generate revenue in other industries. The Index Provider seeks to exclude companies whose business description, trade names or supply chain relationships indicate an involvement with psychedelics or
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cannabis, as determined by the Index Provider based on an analysis using FactSet keyword data.
The Underlying Index is reviewed and reconstituted in March and September and rebalanced quarterly. Constituent weights of the Underlying Index are determined according to float-adjusted market capitalization, and individual constituents are capped at 4% of the Underlying Index at each index reconstitution and rebalance.
As of July 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the healthcare, neurology biopharmaceuticals and neurology devices industries or sectors. As of July 31, 2025, the Underlying Index consisted of securities from the following countries or regions: Australia, Belgium, Canada, China, Denmark, France, Japan, South Korea, Sweden, Switzerland, and the U.S. The Underlying Index includes large-, mid- and small-capitalization companies, and its components are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is owned, maintained and administered by the Index Provider, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Healthcare Companies Risk. The profitability of healthcare companies may be adversely affected by extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, the protection and expiration of patents, limited product lines, supply chain issues, labor shortages and product liability claims, among other factors.
Neuroscience Companies Risk. Neuroscience companies are often subject to the potential or actual performance of a limited number of products or technologies and may be greatly affected if any of their products or technologies proves to be, among other things, unsafe, ineffective or unprofitable. Neuroscience companies may not be able to capitalize on such products or technologies. Neuroscience companies may face political, legal or regulatory challenges or constraints from competitors, industry groups or local and national governments. They are also subject to product liability claims, patent expirations and intense competition, which may affect the value of their equity securities. Neuroscience companies may be thinly capitalized, and their equity securities may be more volatile than companies with greater capitalizations. Neuroscience companies are also susceptible to the market and business risks of related industries, such as the biotechnology, pharmaceutical and health care equipment industries.
Thematic Investing Risk. The Fund relies on the Index Provider to identify securities that reflect the relevant themes and sub-themes for inclusion in the Underlying Index. There is no guarantee that the Underlying Index or the Fund will reflect the intended theme and sub-theme exposures. The Fund’s performance may suffer if such securities are not correctly identified, if a theme or sub-theme develops in an unexpected manner, or if securities in the Underlying Index do not benefit from the development of a theme or sub-theme. The Fund’s
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performance may also be impacted if securities that are not related to the theme or sub-theme are included in the Underlying Index.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.
Assets Under Management (AUM) Risk. From time to time, an Authorized Participant (as defined below in Authorized Participant Concentration Risk), a third-party investor, the Fund’s adviser, an affiliate of the Fund’s adviser, or another fund may invest in the Fund and hold its investment for a specific period of time to allow the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on the repatriation of foreign currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning. In addition, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders of the Fund, including an Authorized Participant, a third-party investor, the Fund’s adviser, an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may hold their investment in the Fund for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of Fund shares.
Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the
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investment strategy of BFA may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
Mid-Capitalization Companies Risk. Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments. The securities of mid-capitalization companies may be more volatile and less liquid than those of large-capitalization companies. As a result, the Fund’s share price may be more volatile than that of a fund with a greater investment in large-capitalization stocks.
National Closed Market Trading Risk. To the extent that securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other funds.
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. These risks include greater market volatility, less market liquidity, higher transaction costs, expropriation, confiscatory taxation, adverse changes in foreign investment or currency control regulations, restrictions on the repatriation of capital, and political instability. Non-U.S. issuers may be subject to different accounting, audit and financial reporting standards than U.S. issuers, and there may be less publicly available information about non-U.S. issuers. Foreign market trading hours, different clearing and settlement procedures, and holiday schedules may limit the Fund's ability to engage in portfolio transactions. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. The Fund is specifically exposed to European Economic Risk.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Reliance on Trading Partners Risk. The Fund invests in countries or regions whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund's investments. Through its holdings of securities of certain issuers, the Fund is specifically exposed to Asian Economic Risk, European Economic Risk and North American Economic Risk.
Risk of Investing in China. Investments in Chinese securities, including certain Hong Kong-listed and U.S.-listed securities, are subject to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. Despite economic and market reforms in recent decades, the Chinese government’s control over certain sectors and enterprises and significant regulation of investment and industry are still pervasive. Chinese companies are subject to the risk that Chinese authorities can intervene in their operations and structure. Chinese markets generally continue to experience inefficiency, a lack of publicly available information and/or political and social instability and may be subject to volatility and pricing anomalies resulting from governmental influence. Internal social unrest or confrontations with other countries, including military conflicts in response to such events, may disrupt China’s economy and markets and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher inflation.
China has experienced security concerns, such as terrorism and strained international relations. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, export controls, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers in which the Fund invests. Incidents involving China’s or the region’s security may adversely affect the Chinese economy and markets and the Fund’s investments.
The Chinese economy is highly reliant on trade. A reduction in spending on Chinese products and services, supply chain diversification, the institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions or a trade war between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The Underlying Index may include companies that are subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. So long as these restrictions do not include restrictions on investments, the Fund is generally
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expected to invest in such companies, consistent with its objective to track the performance of the Underlying Index.
Chinese companies, including those listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, or for other reasons, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies.
Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. Any change in the operations of entities in a VIE structure, the status of VIE contractual arrangements or the legal or regulatory environment in China could result in significant, and possibly permanent and/or total, losses for investments in VIE issuers. The Fund does not select investments based on investor protection considerations.
Risk of Investing in Developed Countries. The Fund’s investment in developed country issuers will subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Risk of Investing in the U.S. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Small-Capitalization Companies Risk. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments. The securities of small-capitalization companies may be more volatile and less liquid than those of mid- and large-capitalization companies. As a result, the Fund’s share price may be more volatile than that of a fund with a greater investment in large- or mid-capitalization stocks.
Small Fund Risk. When the Fund’s size is small, the Fund may experience low trading volume and wide bid/ask spreads. The Fund’s performance near its inception date may not represent how the Fund will perform in the future or with a larger asset base. In addition, the Fund may face the risk of being delisted if it does not meet certain requirements set by the listing exchange. Any resulting liquidation of the Fund could lead to elevated transaction costs for the Fund and negative tax consequences for its shareholders.
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from the Fund’s obligation, if any, for foreign withholding taxes; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. Until the Fund reaches greater scale, it may experience higher tracking error than is typical for similar index ETFs. A Fund that tracks an index with exposure to non-U.S. issuers may experience higher tracking error than ETFs that do not track such indexes.
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The price received by the Fund also may differ from the value used by the Underlying Index. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
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Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of an appropriate broad-based securities market index and the Underlying Index. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	5.40%	September 30, 2025
During the period shown in the chart:
Best Quarter	25.04%	December 31, 2023
Worst Quarter	-13.45%	September 30, 2023
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Since Fund Inception
(Inception Date: 8/24/2022)
Return Before Taxes	-2.66%	0.51%
Return After Taxes on Distributions	-2.81%	0.45%
Return After Taxes on Distributions and Sale of Fund Shares	-1.57%	0.37%
MSCI All Country World Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	17.49%	14.56%
NYSE FactSet Global Neuro Biopharma and MedTech Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	-2.64%	0.64%

1Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
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Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Jennifer Hsui, Matt Waldron, Peter Sietsema and Steven White (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Hsui, Mr. Waldron, Mr. Sietsema and Mr. White have been Portfolio Managers of the Fund since 2022, 2025, 2025 and 2025, respectively.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account (“IRA”), in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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iSHARES® SELF-DRIVING EV AND TECH ETF
Ticker: IDRVStock Exchange: NYSE Arca
Investment Objective
The iShares Self-Driving EV and Tech ETF (the “Fund”) seeks to track the investment results of an index composed of developed and emerging market companies that may benefit from growth and innovation in and around electric vehicles, battery technologies and autonomous driving technologies.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
0.47%	None	0.01%	0.48%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$49	$154	$269	$604
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 51% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the NYSE® FactSet® Global Autonomous Driving and Electric Vehicle Index (the “Underlying Index”), which measures the performance of equity securities issued by companies that produce autonomous driving vehicles, electric vehicles, batteries for electric vehicles, or technologies related to such products. The determination of inclusion in the Underlying Index is made by ICE Data Indices, LLC, or its affiliates (the “Index Provider” or “IDI”).
The Underlying Index is composed of equity securities of companies listed in one of 43 developed or emerging market countries that derive a certain specified percentage of their revenue from selected autonomous or electric vehicle-related industries, as defined by IDI. Companies are selected using a combination of revenue exposure and supply-chain relationship data, as defined by the FactSet Revere Business Industry Classification System (“RBICS”). Companies in these autonomous or electric vehicle related industries include (i) autonomous and electric vehicle manufacturers, (ii) autonomous software and electronics companies, (iii) autonomous and electric driving technology companies, (iv) electric vehicle battery producers, (v) electric vehicle battery materials producers, and (vi) electric vehicle charging companies.
Based on the Index Provider’s methodology and as determined by the Index Provider, companies included in the Underlying Index include:
(1) companies that generate 50% or more of their revenue from the manufacturing of autonomous or electric vehicles;
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(2) companies that generate 50% or more of their revenue from electric vehicle battery manufacturing or companies that generate 50% or more of their revenue from heavy-duty and high-end battery manufacturing or traditional vehicle batteries and have products in electric vehicle batteries;
(3) companies that generate 50% or more of their revenue in aggregate from lithium mining or manufacturing and supply to car manufacturers or companies that have revenue generated from electric vehicle battery manufacturing;
(4) companies that generate 50% or more of their revenue from electric vehicle charging stations or battery charging equipment manufacturing and have a business description which includes “electric vehicle”;
(5) companies that generate 50% or more of their revenue from autonomous software or electronics (“autonomous software and electronics companies”); and
(6) companies that in aggregate generate 50% or more of their revenue from 8 selected automotive value chain industries and are a supplier to at least one autonomous or electric vehicle manufacturing company (“autonomous and electric driving technology companies”).
The component securities of the Underlying Index are weighted by float adjusted market capitalization with individual securities capped at 4%.
The weight of autonomous software and electronics companies and autonomous and electric driving technology companies are in aggregate capped at 25%.
The Underlying Index is reviewed and reconstituted annually in December each year. Constituent weights of the Underlying Index are rebalanced semi-annually. The Underlying Index includes large-, mid- and small-capitalization companies and may change over time.
As of July 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the automotive, consumer goods and services, industrials, materials and technology industries or sectors. The Underlying Index includes technology companies that are involved in or exposed to, self-driving or electric vehicle-related industries. These companies may not be exclusively or substantially exposed to the information technology industry and may be classified in the consumer goods and services, industrials or materials industries or sectors. As of July 31, 2025, the Underlying Index had 47 components. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is owned, maintained and administered by the Index Provider, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Electric Vehicles Sector Risk. Companies involved in, or exposed to, electric vehicles-related businesses may have limited product
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lines, markets, financial resources or personnel. Electric vehicle technology is a relatively new technology and is subject to risks associated with a developing industry. These risks include intense competition, delays or other complications in connection with production, rapid product obsolescence, increased government regulation and market volatility. Many companies involved in, or exposed to, electric vehicles-related businesses depend significantly on retaining and growing the consumer base of their products and services. Such companies may not be exclusively or substantially exposed to the electric vehicles sector, but may be substantially exposed to the market and business risks of other industries or sectors, and the Fund may be adversely affected by negative developments impacting those companies, industries or sectors. Electric vehicle companies currently benefit from certain government subsidiaries, policies and economic incentives, which may be reduced or eliminated in the future.
In addition, these companies may be adversely affected by loss or impairment of intellectual property rights. There can be no assurance that companies involved in electric vehicle technology will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. Electric vehicle companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. These companies are also susceptible to litigation based on product liability claims and can be significantly affected by insurance costs. In addition, electric vehicle companies may not maintain as much insurance coverage as other types of companies and any insurance coverage may not be sufficient to cover all losses or claims.
Autonomous Driving Sector Risk. Companies involved in, or exposed to, autonomous driving-related businesses may have limited product lines, markets, financial resources or personnel. Autonomous driving technology is a relatively new technology and is subject to risks associated with a developing industry. These risks include intense competition, delays or other complications in connection with production, rapid product obsolescence, increased government regulation and market volatility. As a new technology, any product defects, delays in the implementation of full autonomous driving or legal restrictions could have an adverse effect on the businesses of autonomous driving companies. Such companies may not be exclusively or substantially exposed to the autonomous driving sector, but may be substantially exposed to the market and business risks of other industries or sectors, and the Fund may be adversely affected by negative developments impacting those companies, industries or sectors.
In addition, these companies may be adversely affected by loss or impairment of intellectual property rights. There can be no assurance that companies involved in autonomous driving technology will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. Autonomous driving companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. These companies are also susceptible to litigation based on product liability claims and can be significantly affected by insurance costs. In addition, autonomous driving companies may not maintain as much insurance coverage as other types of companies and any insurance coverage may not be sufficient to cover all losses or claims.
Thematic Investing Risk. The Fund relies on the Index Provider to identify securities that reflect the relevant themes and sub-themes for inclusion in the Underlying Index. There is no guarantee that the Underlying Index or the Fund will reflect the intended theme and sub-theme exposures. The Fund’s performance may suffer if such securities are not correctly identified, if a theme or sub-theme develops in an unexpected manner, or if securities in the Underlying Index do not benefit from the development of a theme or sub-theme. The Fund’s performance may also be impacted if securities that are not related to the theme or sub-theme are included in the Underlying Index.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.
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Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Automotive Sub-Industry Risk. The automotive sub-industry can be highly cyclical and companies in the automotive sub-industry may suffer periodic losses. Among other things, the automotive sub-industry is susceptible to labor disputes, economic downturns and increase in component and material prices. As a result, such risks, among others, may adversely affect the value of the Fund’s investments.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Consumer Goods and Services Companies Risk. Consumer goods and services companies face risks related to changes in consumer preferences and disposable income, commodity prices, government regulation, supply chain disruptions, damage to brand or reputation, economic slowdown and labor shortages, among other things.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on the repatriation of foreign currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning. In addition, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.
Custody Risk. Less developed securities markets are more likely to experience problems with the clearing and settlement of trades, as well as the custody of securities and other assets by local banks, agents and depositories. These issues may have an adverse impact on the Fund, including losses or delays in payments, delivery or recovery of money or other assets.
Industrial Companies Risk. Industrial companies face a number of risks, including supply chain and distribution disruptions, business interruptions, product obsolescence, third-party vendor risks, cyber attacks, trade disputes, product recalls, liability claims, scarcity of materials or parts, excess capacity, changes in consumer preferences, and volatility in commodity prices and currencies. The performance of such companies may also be affected by technological developments, labor relations, legislative and regulatory changes, government spending policies, and changes in domestic and international economies.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders of the Fund, including an Authorized Participant, a third-party investor, the Fund’s adviser, an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may hold their investment in the Fund for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of Fund shares.
Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund
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shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
Materials Companies Risk. Materials companies may be adversely affected by volatility in commodity prices, changes in exchange rates, social and political unrest, war, depletion of resources, lower demand, overproduction, litigation and government regulations, among other factors.
Mid-Capitalization Companies Risk. Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments. The securities of mid-capitalization companies may be more volatile and less liquid than those of large-capitalization companies. As a result, the Fund’s share price may be more volatile than that of a fund with a greater investment in large-capitalization stocks.
National Closed Market Trading Risk. To the extent that securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other funds.
Non-Diversification Risk. The Fund is classified as “non-diversified.” This means that, compared with funds that are classified as “diversified,” the Fund may invest a greater percentage of its assets in securities or other instruments representing a small number of issuers or counterparties and thus may be more susceptible to the risks associated with these particular issuers or counterparties. As a result, the Fund's performance may depend to a greater extent on the performance of a small number of issuers or counterparties, which may lead to more volatility in the Fund’s NAV.
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. These risks include greater market volatility, less market liquidity, higher transaction costs, expropriation, confiscatory taxation, adverse changes in foreign investment or currency control regulations, restrictions on the repatriation of capital, and political instability. Non-U.S. issuers may be subject to different accounting, audit and financial reporting standards than U.S. issuers, and there may be less publicly available information about non-U.S. issuers. Foreign market trading hours, different clearing and settlement procedures, and holiday schedules may limit the Fund's ability to engage in portfolio transactions. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. The Fund is specifically exposed to Asian Economic Risk and European Economic Risk.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Risk of Investing in China. Investments in Chinese securities, including certain Hong Kong-listed and U.S.-listed securities, are subject to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. Despite economic and market reforms in recent decades, the Chinese government’s control over certain sectors and enterprises and significant regulation of investment and industry are still pervasive. Chinese companies are subject to the risk that Chinese authorities can intervene in their operations and structure. Chinese markets generally continue to experience inefficiency, a lack of publicly available information and/or political and social instability and may be subject to volatility and pricing anomalies resulting from governmental influence. Internal social unrest or confrontations with other countries, including military conflicts in response to such events, may disrupt China’s economy and markets and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher inflation.
China has experienced security concerns, such as terrorism and strained international relations. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, export controls, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers in which the Fund invests. Incidents involving China’s or the region’s security may adversely affect the Chinese economy and markets and the Fund’s investments.
The Chinese economy is highly reliant on trade. A reduction in spending on Chinese products and services, supply chain diversification, the institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions or a trade war between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The Underlying Index may include companies that are subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. So long as these restrictions do not include restrictions on investments, the Fund is generally expected to invest in such companies, consistent with its objective to track the performance of the Underlying Index.
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Chinese companies, including those listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, or for other reasons, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies.
Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. Any change in the operations of entities in a VIE structure, the status of VIE contractual arrangements or the legal or regulatory environment in China could result in significant, and possibly permanent and/or total, losses for investments in VIE issuers. The Fund does not select investments based on investor protection considerations.
Risk of Investing in Developed Countries. The Fund’s investment in  developed country issuers will subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Risk of Investing in Emerging Markets. Investments in emerging markets may be subject to a greater risk of loss than investments in more developed markets. The risks of emerging markets may include, among others, greater market volatility; political, legal, economic, and social instability; less developed securities markets, including settlement, custody and valuation processes; government expropriation or nationalization of assets; greater volatility in currency exchange rates; more capital controls; less governmental supervision and regulation; and less stringent accounting, auditing and disclosure requirements. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies, and shareholders may have limited legal remedies. The Fund does not select investments based on investor protection considerations. Emerging market securities may face liquidity challenges, and the Fund may be unable to liquidate its positions in such securities at a favorable time or price.
Risk of Investing in the U.S. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Technology Companies Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from the Fund’s obligation, if any, for foreign withholding taxes; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. A Fund that tracks an index with exposure to non-U.S. issuers may experience higher tracking error than ETFs that do not track such indexes.
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The price received by the Fund also may differ from the value used by the Underlying Index. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair
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valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
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Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of an appropriate broad-based securities market index and the Underlying Index. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	26.66%	September 30, 2025
During the periods shown in the chart:
Best Quarter	34.02%	June 30, 2020
Worst Quarter	-23.54%	March 31, 2020
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Five Years	Since Fund Inception
(Inception Date: 4/16/2019)
Return Before Taxes	-16.04%	3.21%	4.45%
Return After Taxes on Distributions	-16.56%	2.86%	4.09%
Return After Taxes on Distributions and Sale of Fund Shares	-9.12%	2.63%	3.60%
MSCI All Country World Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	17.49%	10.06%	10.56%
NYSE FactSet Global Autonomous Driving and Electric Vehicle Index (Net)[1] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	-16.51%	3.05%	4.30%

1Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
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Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Jennifer Hsui, Matt Waldron, Peter Sietsema and Steven White (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Hsui, Mr. Waldron, Mr. Sietsema and Mr. White have been Portfolio Managers of the Fund since 2019, 2025, 2025 and 2025, respectively.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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iSHARES® U.S. TECH BREAKTHROUGH MULTISECTOR ETF
Ticker: TECBStock Exchange: NYSE Arca
Investment Objective
The iShares U.S. Tech Breakthrough Multisector ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. companies that could benefit from various breakthrough technologies, including robotics and artificial intelligence, cloud and data tech, cybersecurity, genomics and immunology, and financial technology.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
0.30%	None	0.00%	0.30%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$31	$97	$169	$381
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the NYSE® FactSet® U.S. Tech Breakthrough Index (the “Underlying Index”), which measures the performance of U.S. listed companies engaged in cutting edge research and development of products and services in the areas of robotics and artificial intelligence, cyber security, cloud and data tech, financial technology, and genomics and immunology (as determined by ICE Data Indices, LLC or its affiliates) (the “Index Provider” or “IDI”). Companies selected must belong to one of the five aforementioned thematic segments and must meet the eligibility requirements of that segment to which the company is classified as defined by the FactSet Revere Business Industry Classification Systems (“RBICS”).
The eligibility requirements for the Robotics and Artificial Intelligence theme are securities with a minimum float-adjusted market capitalization of $500 million or greater, and a three-month average daily trading value (“ADTV”) of $2 million or greater on the Reference Date.  “Reference Date” means the date on which data is used to reconstitute the Underlying Index, which is as of the close of business on the first Friday in December, and the date on which data is used to rebalance the Underling Index, which is as of the close of business on the first Friday in June and December. Companies must also be classified as (1) deriving 50% or more revenues from one of 22 RBICS Focus Level 6 industries related to Robotics and Artificial Intelligence, or (2) have a 20% or more market share or generate $1 billion or more in absolute annual revenues from one of the 22 aforementioned RBICS Level 6 industry classifications.
The eligibility requirements for the Cyber Security theme are securities with a minimum float-adjusted market capitalization of $300 million or greater, and a three-month ADTV of $2 million or
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greater on the Reference Date. Companies must also be classified as deriving 50% or more revenues from one of 12 RBICS Focus Level 6 industries related to Cyber Security, with additional screens applied to companies classified to “Multi-Type Home and Office Software.”
The eligibility requirements for the Cloud and Data Tech theme are securities with a minimum float-adjusted market capitalization of $300 million or greater, and a three-month ADTV of $2 million or greater on the Reference Date. Companies must also be classified as deriving 50% or more revenues from one of 20 RBICS Focus Level 6 industries related to Cloud and Data Tech, with additional screens applied to companies classified to 4 RBICS Focus Level 6 industries: “Industrial and Warehouse Equity REITs”, “Multi-Type Equity REITs”, “General and Mixed-Type Software” or “General Information Technology (IT) Consulting.”
The eligibility requirements for the Financial Technology theme are securities with a minimum float-adjusted market capitalization of $300 million or greater, and a three-month ADTV of $2 million or greater on the Reference Date. Companies must also be classified as deriving 50% or more revenues from one of 17 RBICS Focus Level 6 industries related to Financial Technology.
The eligibility requirements for the Genomics and Immunology theme are securities with a minimum float-adjusted market capitalization of $300 million or greater, and a three-month ADTV of $2 million or greater on the Reference Date. Companies must also be classified as deriving 50% or more revenues from one of 60 RBICS Focus Level 6 industries related to Genomics and Immunology. A Genomics and Immuno Biopharmaceutical composite relationship keyword score is then calculated for each selected company based on the number of relationships mentioning keywords related to Genomics and Immuno Biopharmaceutical products and technologies. Companies are ranked in descending order and the top 50 ranked companies are selected for the Genomics and Immunology theme.
All eligible securities that have been assigned to one of the five aforementioned themes must also be primarily listed on one of the four U.S. exchanges: NYSE, NYSE American, Nasdaq or CBOE. All eligible issuers must also be incorporated in the U.S. Finally, all remaining securities must also have a minimum float-adjusted market capitalization of $500 million or greater, and a three-month ADTV of $2 million or greater on the Reference Date.
The Underlying Index is weighted according to the component stocks’ float-adjusted market capitalization by dividing their individual float-adjusted market capitalization by the total float-adjusted market capitalization of all constituents, with individual security weights capped at 4% and individual thematic segment weights maintained at a minimum of 10%. The Underlying Index is reviewed and reconstituted annually in December. Constituent weights of the Underlying Index are rebalanced semiannually.
The Underlying Index includes large-, mid- and small-capitalization companies and may change over time. In addition, certain companies included in the Underlying Index may also operate in business lines other than the theme to which they are assigned that also generate revenue in other industries. As of July 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the technology industry or sector. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is owned, maintained and administered by the Index Provider, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Risk of Investing in the U.S. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.
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Technology Companies Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
Thematic Investing Risk. The Fund relies on the Index Provider to identify securities that reflect the relevant themes and sub-themes for inclusion in the Underlying Index. There is no guarantee that the Underlying Index or the Fund will reflect the intended theme and sub-theme exposures. The Fund’s performance may suffer if such securities are not correctly identified, if a theme or sub-theme develops in an unexpected manner, or if securities in the Underlying Index do not benefit from the development of a theme or sub-theme. The Fund’s performance may also be impacted if securities that are not related to the theme or sub-theme are included in the Underlying Index.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Cloud-based Computing and Data Storage Risk. Companies involved in, or exposed to, cloud-based computing and data storage-related businesses may have limited product lines, markets, financial resources or personnel that face intense competition and potentially rapid product obsolescence. These companies may not be exclusively or substantially exposed to the cloud-based computing and data storage-related businesses, but may be exposed, directly or indirectly, to the market and business risks of other companies, industries or sectors. In addition, these companies may depend on intellectual property rights to protect their computing and storage services, which may be difficult to prevent the misappropriation of, and are susceptible to competitors that may develop substantially similar or superior technology.
Cloud-based computing and data storage companies also depend on the services of third parties, which, if interrupted, may impact their products and services. These companies are also potential targets for cyberattacks, which may have a materially adverse impact on the performance of these companies. Cloud-based computing may face increasing regulatory scrutiny and legal liability, which may limit the development of this technology and impede the growth of companies that develop or use this technology. Similarly, the collection of data from consumers and other sources, and storage of that data, may face increased scrutiny as regulators consider how data may be collected, stored, safeguarded and used.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
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Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Risk of Investing in Cloud Computing Companies. Cloud computing companies include companies that provide remote computation, software, data access and storage services. The risks related to investing in such companies include disruption in service caused by hardware or software failure, interruptions or delays in service by third-party data center hosting facilities and maintenance providers, security breaches involving certain private, sensitive, proprietary and confidential information managed and transmitted by cloud computing companies, and privacy concerns and laws, evolving Internet regulation and other foreign or domestic regulations that may limit or otherwise affect the operations of such companies. Also, the business models employed by the companies in the cloud computing industry may not prove to be successful.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from the Fund’s obligation, if any, for foreign withholding taxes; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions.
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Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of an appropriate broad-based securities market index and the Underlying Index. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	13.72%	September 30, 2025
During the periods shown in the chart:
Best Quarter	21.67%	March 31, 2023
Worst Quarter	-22.70%	June 30, 2022
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Since Fund Inception
(Inception Date: 01/08/2020)
Return Before Taxes	24.46%	16.79%
Return After Taxes on Distributions	24.35%	16.63%
Return After Taxes on Distributions and Sale of Fund Shares	14.55%	13.56%
ICE U.S. 3000 Index (Returns do not reflect deductions for fees, expenses or taxes)	23.67%	13.70%
NYSE FactSet U.S. Tech Breakthrough Index (Returns do not reflect deductions for fees, expenses or taxes)	24.82%	17.08%
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
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Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Jennifer Hsui, Matt Waldron, Peter Sietsema and Steven White (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Hsui, Mr. Waldron, Mr. Sietsema and Mr. White have been Portfolio Managers of the Fund since 2020, 2025, 2025 and 2025, respectively.
Purchase and Sale of Fund Shares
The Fund is an exchange-traded fund (commonly referred to as an “ETF”). Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account (“IRA”), in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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More Information About the Funds
This Prospectus contains important information about investing in the Funds listed below. Please read this Prospectus carefully before you make any investment decisions. Additional information regarding the Funds as well as other funds that are series of iShares Trust, iShares U.S. ETF Trust or iShares, Inc. (each, a “Fund”) is available at www.iShares.com.
Each Fund’s investment objective and its Underlying Index may be changed without shareholder approval.

Fund	Underlying Index	Investment Objective
iShares Breakthrough Environmental Solutions ETF	Morningstar Global Emerging Green Technologies Select Index
The iShares Breakthrough Environmental Solutions ETF seeks to track the investment results of an index composed of U.S. and non-
U.S. companies involved in breakthrough innovations and
development of new technologies that address the climate
transition.

iShares Cybersecurity and Tech ETF	NYSE FactSet Global Cyber Security Index
The iShares Cybersecurity and Tech ETF seeks to track the
investment results of an index composed of developed and
emerging market companies that are involved in cyber security and technology, including cyber security hardware, software, products, and services.

iShares Energy Storage & Materials ETF	STOXX Global Energy Storage and Materials Index
The iShares Energy Storage & Materials ETF seeks to track the investment results of an index composed of U.S. and non-U.S.
companies involved in energy storage solutions aiming to support the transition to a low-carbon economy, including hydrogen, fuel cells and batteries.

iShares Future Exponential Technologies ETF[1]	Morningstar Exponential Technologies Index
The iShares Future Exponential Technologies ETF seeks to track the investment results of an index composed of stocks of developed and emerging market companies that create or use exponential technologies.

iShares Genomics Immunology and Healthcare ETF	NYSE FactSet Global Genomics and Immuno Biopharma Index
The iShares Genomics Immunology and Healthcare ETF seeks to
track the investment results of an index composed of developed and emerging market companies that could benefit from the long-
term growth and innovation in genomics, immunology and
bioengineering.

iShares Neuroscience and Healthcare ETF	NYSE FactSet Global Neuro Biopharma and MedTech Index	The iShares Neuroscience and Healthcare ETF seeks to track the investment results of an index composed of U.S. and non-U.S. companies that could benefit from the growth and innovation in neuroscience.
iShares Self-Driving EV and Tech ETF	NYSE FactSet Global Autonomous Driving and Electric Vehicle Index
The iShares Self-Driving EV and Tech ETF seeks to track the
investment results of an index composed of developed and
emerging market companies that may benefit from growth and
innovation in and around electric vehicles, battery technologies and autonomous driving technologies.

iShares U.S. Tech Breakthrough Multisector ETF	NYSE FactSet U.S. Tech Breakthrough Index
The iShares U.S. Tech Breakthrough Multisector ETF seeks to track the investment results of an index composed of U.S. companies that could benefit from various breakthrough technologies,
including robotics and artificial intelligence, cloud and data tech, cybersecurity, genomics and immunology, and financial
technology.

1
On September 22, 2025, the name of the Fund changed from the iShares Exponential Technologies ETF to the iShares Future Exponential Technologies ETF.
ETFs are funds that trade like other publicly traded securities. Shares of each Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day. The market price for a share of a Fund may be different from the Fund’s most recent NAV.
Each Fund invests in a particular segment of the markets for securities and other instruments (as applicable) and is designed to be used as part of broader asset allocation strategies. Accordingly, an investment in a Fund should not constitute a complete investment program. An investment in a Fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, BFA or any of BFA’s affiliates.
1

Index Funds
A share of a Fund represents an ownership interest in an underlying portfolio of securities and other instruments (as applicable) that is intended to track the Fund’s Underlying Index. An index is a financial calculation, based on a grouping of financial instruments, and is not an investment product, while each Fund is an actual investment portfolio. The performance of a Fund and that of its Underlying Index may vary for a number of reasons, including transaction costs, asset or currency valuations, corporate actions, timing variances and differences between the composition of a Fund’s portfolio and that of the Underlying Index resulting from the Fund’s use of representative sampling or from legal restrictions (such as diversification requirements) that apply to the Fund but not to its Underlying Index.
From time to time, the provider of the Underlying Index (“Index Provider”) may make changes to the index methodology or other adjustments to a Fund’s Underlying Index. Unless otherwise determined by BFA, any such change will be reflected in the calculation of the Underlying Index’s performance on a going-forward basis after the effective date of such change. Therefore, the performance of the Underlying Index that is shown for periods prior to the effective date of any such change generally will not be recalculated or restated to reflect the change.
BFA uses a representative sampling indexing strategy to manage the Funds. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. Because the Funds use representative sampling, they can be expected to have a larger tracking error than if they used a replication indexing strategy. “Replication” is an indexing strategy in which a fund invests in substantially all of the components of its underlying index in approximately the same proportions as in the underlying index.
Borrowing
Each Fund listed below may borrow as a temporary measure for extraordinary or emergency purposes, including to meet redemptions or to facilitate the settlement of securities or other transactions. Each Fund does not intend to borrow money in order to leverage its portfolio.
 iShares Breakthrough Environmental Solutions ETF
 iShares Cybersecurity and Tech ETF
 iShares Energy Storage & Materials ETF
 iShares Future Exponential Technologies ETF
 iShares Genomics Immunology and Healthcare ETF
 iShares Self-Driving EV and Tech ETF

Additional Index Information – iShares Breakthrough Environmental Solutions ETF
To construct the Underlying Index, the Index Provider begins with securities from the Morningstar Global Markets ex India Index (the “Parent Index”) and applies a number of exclusions. The Index Provider excludes constituents with an average three-month trailing daily trading volume of less than $2 million or a free float market capitalization of less than $300 million. The Index Provider also excludes the securities of companies that it identifies as being involved in the business of tobacco, companies involved with controversial weapons, producers and retailers of civilian firearms, and companies involved in thermal coal mining, thermal coal-based power generation or the extraction of oil sands. Certain exclusions (e.g., controversial and nuclear weapons or the production of tobacco products) are categorical, and other exclusions are based on percentage of revenue or ownership thresholds (as discussed below).
Categorical exclusions include any issuer that has any involvement in:
■
the sale of assault or non-assault weapons;
■
the manufacture of small arms components;
■
the production of tobacco products; and
■
controversial and nuclear weapons (e.g., antipersonnel mines, biological and chemical weapons, depleted uranium, nuclear weapons, or white phosphorus).
Additionally, the Index Provider categorically excludes companies that it determines are involved in controversies related to the ten United Nations Global Compact (“UNGC”) principles, which are classified into four categories: human rights, labor, environment and anti-corruption. The Index Provider relies on the assessment of a third party data provider, Sustainalytics, to determine whether an issuer has violated the principles of the UNGC. To make this determination, Sustainalytics analyzes publicly reported allegations of adverse impacts caused by businesses and provides assessments based on the UNGC principles, categorizing those businesses as either “Non-compliant,”“Watchlist,” or “Compliant.” Companies that Sustainalytics determines are Non-Compliant typically are causing or contributing to severe and/or systemic violations of international norms and are not acting in accordance with the UNGC principles and their associated standards, conventions, and treaties. All companies that Sustainalytics determines to be Non-Compliant are excluded from the Underlying Index.
Further, the Index Provider categorically excludes companies that Sustainalytics has assigned a controversy score of 5 (indicating the company experienced an event with a severe impact on the environment and society), or companies which have not been assigned a controversy score. Sustainalytics assesses companies’ involvement in “incidents” with negative environmental, social, and governance implications and assigns a “controversy score”, which reflects a company’s level of involvement in issues and how it manages these issues. An incident is a company activity with unintended and/or undesired negative environmental and/or social impacts on stakeholders. Incidents are primarily assessed based on the negative environmental and/or social impact of the company activity as well as the reputational risk that this activity poses to the company and scored on a scale of 1 to 10. Incident scores serve as a guide to help Sustainalytics analysts determine the event rating. “Events” are series of isolated or related incidents that pertain to the same ESG issues.
2

An event is assessed on a scale of 5 levels, with level 5 being severe, and the assessment takes into account the score of each incident comprising the event to determine the event level. A “controversy” is an event or aggregation of events relating to an ESG topic. The highest event rating under a controversy indicator automatically becomes the controversy score. Any company which receives either a controversy score of 5, or is not assessed at all, is excluded from the Underlying Index.
The Index Provider also excludes issuers from the Underlying Index if they exceed any of the following revenue and ownership thresholds:
■
over 5% of an issuer’s revenue is derived from thermal coal extraction or generation;
■
over 5% of an issuer’s revenue is derived from oil sands extraction;
■
over 5% of an issuer’s business is involved in the retail or distribution of assault or non-assault weapons;
■
over 5% of an issuer’s business is involved in the retail of tobacco products or tobacco related products and services; or
■
an issuer owns over 20% of a business involved in antipersonnel mines, biological and chemical weapons, cluster weapons, depleted uranium, nuclear weapons, or white phosphorous.
The Index Provider will apply a series of revenue screens on the resulting eligible constituents.
3

Additional Information About the Funds' Risks
Each Fund is subject to various risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Each Fund discloses its portfolio holdings daily at www.iShares.com. You could lose all or part of your investment in a Fund, which could underperform other investments. The table below identifies the principal and other (non-principal) risks that apply to each Fund. A Fund that invests in an underlying fund (“Underlying Fund”) also may be indirectly exposed to these risks through such investment. A description of each risk is provided after the table.

	iShares Breakthrough Environmental Solutions ETF	iShares Cybersecurity and Tech ETF	iShares Energy Storage & Materials ETF	iShares Future Exponential Technologies ETF	iShares Genomics Immunology and Healthcare ETF	iShares Neuroscience and Healthcare ETF
✓ Principal Risk | • Other Risk
Asian Economic Risk	✓	✓	✓	✓	✓	✓
Asset Class Risk	✓	✓	✓	✓	✓	✓
Assets Under Management (AUM) Risk	✓		✓			✓
Australasian Economic Risk
Authorized Participant Concentration Risk	✓	✓	✓	✓	✓	✓
Automotive Sub-Industry Risk
Autonomous Driving Sector Risk
Biopharmaceuticals Industry Risk
Borrowing Risk	•	•	•	•	•
Breakthrough Innovations and New Technologies Risk	✓
Close-Out Risk for Qualified Financial Contracts	•	•	•	•	•	•
Cloud-based Computing and Data Storage Risk
Communications Companies Risk				•
Concentration Risk	✓	✓	✓	✓	✓	✓
Consumer Goods and Services Companies Risk	✓
Currency Risk	✓	✓	✓	✓	✓	✓
Custody Risk	✓	•	✓	•
Electric Vehicles Sector Risk
Energy Companies Risk			•
Energy Storage Solutions Sector Risk			✓
Equity Securities Risk	✓	✓	✓	✓	✓	✓
ESG Risk	✓		✓
European Economic Risk	✓		•	•	✓	✓
Exponential Technologies Risk				✓
Financial Companies Risk
FinTech Risk
Geographic and Security Risks	•	•	•	•	•	•
Healthcare Companies Risk				✓	✓	✓
Illiquid Investments Risk	•	•	•	•	•	•
Index-Related Risk	✓	✓	✓	✓	✓	✓
Industrial Companies Risk	✓	•	✓	•
4

	iShares Breakthrough Environmental Solutions ETF	iShares Cybersecurity and Tech ETF	iShares Energy Storage & Materials ETF	iShares Future Exponential Technologies ETF	iShares Genomics Immunology and Healthcare ETF	iShares Neuroscience and Healthcare ETF
✓ Principal Risk | • Other Risk
Issuer Risk	✓	✓	✓	✓	✓	✓
Large-Capitalization Companies Risk	✓	✓	✓	✓	✓	•
Large Shareholder and Large- Scale Redemption Risk	✓	✓	✓	✓	✓	✓
Management Risk	✓	✓	✓	✓	✓	✓
Market Risk	✓	✓	✓	✓	✓	✓
Market Trading Risk	✓	✓	✓	✓	✓	✓
Materials Companies Risk			✓
Mid-Capitalization Companies Risk	✓	✓		•	•	✓
Middle Eastern Economic Risk		•
National Closed Market Trading Risk	✓	✓	✓	✓	✓	✓
Neuroscience Companies Risk						✓
Non-Diversification Risk	✓	✓	✓		✓
Non-U.S. Securities Risk	✓	✓	✓	✓	✓	✓
North American Economic Risk		✓	✓	✓	✓	✓
Operational and Technology Risks	✓	✓	✓	✓	✓	✓
Ownership Limitations Risk	•	•	•	•	•	•
Reliance on Trading Partners Risk	✓	✓	✓	✓	✓	✓
Risk of Investing in China	✓		✓	✓	✓	✓
Risk of Investing in Cloud Computing Companies		•
Risk of Investing in Cybersecurity Companies		✓
Risk of Investing in Developed Countries	✓	✓	✓	✓	✓	✓
Risk of Investing in Emerging Markets	✓	•	✓	•
Risk of Investing in Japan			✓
Risk of Investing in the U.S.		✓		✓	✓	✓
Securities Lending Risk	✓	✓	✓	✓	✓	✓
Small-Capitalization Companies Risk	✓	•	✓		✓	✓
Small Fund Risk	✓		✓			✓
Sustainability Risk
Technology Companies Risk	✓	✓	•	✓
Thematic Investing Risk	✓	✓	✓	✓	✓	✓
Tracking Error Risk	✓	✓	✓	✓	✓	✓
U.S. Economic Risk	✓
Utility Companies Risk				•
Valuation Risk	✓	✓	✓	✓	✓	✓

5

	iShares Self-Driving EV and Tech ETF	iShares U.S. Tech Breakthrough Multisector ETF
✓ Principal Risk | • Other Risk
Asian Economic Risk	✓
Asset Class Risk	✓	✓
Assets Under Management (AUM) Risk
Australasian Economic Risk
Authorized Participant Concentration Risk	✓	✓
Automotive Sub-Industry Risk	✓
Autonomous Driving Sector Risk	✓
Biopharmaceuticals Industry Risk		•
Borrowing Risk	•
Breakthrough Innovations and New Technologies Risk
Close-Out Risk for Qualified Financial Contracts	•	•
Cloud-based Computing and Data Storage Risk		✓
Communications Companies Risk		•
Concentration Risk	✓	✓
Consumer Goods and Services Companies Risk	✓	•
Currency Risk	✓
Custody Risk	✓
Electric Vehicles Sector Risk	✓
Energy Companies Risk
Energy Storage Solutions Sector Risk
Equity Securities Risk	✓	✓
ESG Risk
European Economic Risk	✓
Exponential Technologies Risk
Financial Companies Risk		•
FinTech Risk		•
Geographic and Security Risks	•	•
Healthcare Companies Risk		•
Illiquid Investments Risk	•	•
Index-Related Risk	✓	✓
Industrial Companies Risk	✓
Issuer Risk	✓	✓
Large-Capitalization Companies Risk	✓	✓
Large Shareholder and Large-Scale Redemption Risk	✓	•
Management Risk	✓	✓
Market Risk	✓	✓
Market Trading Risk	✓	✓
Materials Companies Risk	✓
Mid-Capitalization Companies Risk	✓
Middle Eastern Economic Risk
National Closed Market Trading Risk	✓
Neuroscience Companies Risk
Non-Diversification Risk	✓
Non-U.S. Securities Risk	✓
6

	iShares Self-Driving EV and Tech ETF	iShares U.S. Tech Breakthrough Multisector ETF
✓ Principal Risk | • Other Risk
North American Economic Risk
Operational and Technology Risks	✓	✓
Ownership Limitations Risk	•	•
Reliance on Trading Partners Risk
Risk of Investing in China	✓
Risk of Investing in Cloud Computing Companies		✓
Risk of Investing in Cybersecurity Companies		•
Risk of Investing in Developed Countries	✓
Risk of Investing in Emerging Markets	✓
Risk of Investing in Japan
Risk of Investing in the U.S.	✓	✓
Securities Lending Risk	✓	✓
Small-Capitalization Companies Risk	•
Small Fund Risk
Technology Companies Risk	✓	✓
Thematic Investing Risk	✓	✓
Tracking Error Risk	✓	✓
U.S. Economic Risk
Utility Companies Risk
Valuation Risk	✓
Asian Economic Risk. Certain Asian economies have experienced rapid growth and industrialization in recent years, but there is no assurance that this growth rate will be maintained. Other Asian economies have experienced high inflation, high unemployment, currency devaluations and restrictions, and over-extension of credit. Geopolitical hostility, political instability, and economic or environmental events in any one Asian country may have a significant economic effect on the entire Asian region, as well as on major trading partners outside Asia. An adverse event in the Asian markets may have a significant adverse effect on some or all of the economies of the countries in which a Fund invests. Because many Asian countries depend significantly on international trade, shifts in relationships with key trading partners, such as China and the U.S., may have a region-wide economic impact. Strains in these relations could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. A shift towards protectionist policies by these countries or other key trading partners could suppress Asia’s exports and reduce foreign investment in the region.
Many Asian countries are subject to political risk, including political instability, corruption and regional conflicts. North Korea and South Korea each have substantial military capabilities, and historical tensions between the two countries present the risk of war. China has a complex territorial dispute regarding the sovereignty of Taiwan and has pledged to take control of Taiwan, including by force if necessary. Continuing hostility between China and Taiwan may have an adverse impact on economies throughout the region and on the value of a Fund’s investments, may cause a suspension in a Fund’s ability to trade in certain securities or other assets, or may otherwise make such investments impracticable or impossible. Frictions between China and the Philippines in the South China Sea pose a risk of escalation potentially leading to military conflict. In addition, many Asian countries are subject to social and labor risks associated with demands for improved political, economic and social conditions. These risks, among others, may adversely affect the value of a Fund’s investments with exposure to Asia.
Asset Class Risk. The securities and other assets in a Fund’s portfolio or, if applicable, its Underlying Index may underperform in comparison to indexes that track, or assets that represent, other countries or geographic units, industries, markets, market segments, or asset classes. Various types of securities, other assets and indexes may experience cycles of outperformance and underperformance in comparison to financial markets generally. This divergence may be due to a number of factors including, among other things, inflation, interest rates, productivity, global demand for local products or resources, and regulation and governmental controls. This may cause a Fund to underperform other investment vehicles that invest in different asset classes.
Assets Under Management (AUM) Risk. From time to time, an Authorized Participant, a third-party investor, a Fund’s adviser, an affiliate of a Fund’s adviser, or another fund may invest in a Fund and hold its investment for a specific period of time to allow the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund.
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Australasian Economic Risk. The economies of Australasia, which include Australia and New Zealand, depend on exports from the energy, agricultural and mining sectors and, as a result, are susceptible to fluctuations in the commodity markets. These economies also increasingly depend on their growing service industries. The Australasian economies depend on the economies of their key trading partners, which include China, Japan, South Korea, the U.S. and certain European countries. Reduced spending by any of these trading partners on Australasian products and services, or negative changes in any of these economies, may have an adverse impact on some or all of the Australasian economies. Economic events in key trading countries can have a significant effect on the Australasian economies.
Other risks to Australasian countries include natural disasters that may occur in the region (e.g., droughts, earthquakes, fires, tsunamis) and national or regional security concerns (e.g., terrorism, war, strained international relations). Any such event may adversely affect the Australasian economies, financial markets or issuers of securities, causing an adverse impact on the value of a Fund’s investments.
Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with a Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for a Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for a Fund that invests in securities issued by non-U.S. issuers or instruments with lower trading volume. Such assets often entail greater settlement and operational complexity and higher capital costs for Authorized Participants, which may limit the number of Authorized Participants that engage with the Fund.
Automotive Sub-Industry Risk. The automotive sub-industry can be highly cyclical and companies in this sub-industry may suffer periodic operating losses. Companies in this sub-industry face intense competition, both domestically and internationally, which may have an adverse effect on their profitability. The sub-industry can be significantly affected by labor relations, fluctuating component and material prices, product recalls, domestic and international economic downturns and consumer demands. Government regulation and increased competition may also negatively affect automotive manufacturers. Some automotive manufacturers are small or financially vulnerable and can be non-diversified in both product line and consumer base, and may be more susceptible to adverse developments. The automotive sub-industry is currently experiencing a global semiconductor supply shortage, which has affected suppliers that incorporate semiconductors into the parts they supply to customers in the automotive sub-industry. As a result, companies in the automotive sub-industry may experience decreased sales due to lost or delayed production volume, which may in turn adversely affect the performance of securities of issuers in the automotive sub-industry.
Autonomous Driving Sector Risk. Companies involved in, or exposed to, autonomous driving-related businesses may have limited product lines, markets, financial resources or personnel. Autonomous driving technology is a relatively new technology and is subject to risks associated with a developing industry. These risks include intense competition, delays or other complications in connection with production, rapid product obsolescence, increased government regulation and market volatility. As a new technology, any product defects, delays in the implementation of full autonomous driving or legal restrictions could have an adverse effect on the businesses of autonomous driving companies. In addition, certain autonomous driving companies are dependent upon the services of certain key personnel and are susceptible to instability and volatility caused by the actions of or changes to key personnel. Autonomous vehicle technology could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. In addition, existing regulations that may apply to autonomous vehicle technology continue to rapidly change, which could adversely affect the businesses of autonomous driving companies. The prices of securities of companies involved in a new industry may be more volatile than those in more mature industries.
Many companies involved in, or exposed to, autonomous driving-related businesses may not be exclusively or substantially exposed to the autonomous driving sector, but may be substantially exposed to the market and business risks of other industries or sectors, and the Fund may be adversely affected by negative developments impacting those companies, industries or sectors. In addition, these companies may be adversely affected by loss or impairment of intellectual property rights. There can be no assurance that companies involved in autonomous driving technology will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology.
Autonomous driving companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. These companies are also susceptible to litigation based on product liability claims and can be significantly affected by insurance costs. In addition, autonomous driving companies may not maintain as much insurance coverage as other types of companies and any insurance coverage may not be sufficient to cover all losses or claims. A loss that is uninsured or that exceeds policy limits may require a company to pay substantial amounts, which could adversely affect the financial condition of the company.
Autonomous driving vehicle technology companies could be adversely affected by cybersecurity breaches, traffic accidents related to autonomous vehicles, and other issues that could lead to litigation and/or additional regulation. Specifically, autonomous driving vehicles may contain complex information technology systems designed with built-in data connectivity to accept and install periodic remote updates, which could be subject to risks associated with the unauthorized access of and control over the vehicles by third parties. Any cyber-attack or data breach of the information technology systems could negatively affect the brand, reputation and financial condition of the company.
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Biopharmaceuticals Industry Risk. The biopharmaceutical industry includes companies from each of the biotechnology, pharmaceutical and life sciences industries. Such companies are engaged in the research and development of a variety of products and services including but not limited to products and services for use in internal medicine, vaccines, oncology, immunology, rare diseases and consumer healthcare. Biopharmaceutical companies may also engage in product research and development related to genomics, which generally refers to the use of genomic information in the provision of medical care. Set forth below are specific risk considerations with respect to each of the biotechnology, life sciences and pharmaceutical industries, which includes those companies that could benefit from long-term growth and innovation in genomics, immunology and bioengineering. Such risks collectively represent the risks applicable to the biopharmaceutical industry. Companies in the biopharmaceutical industry may be highly volatile for the reasons discussed below.
Biotechnology Industry Risk. Companies in the biotechnology industry spend heavily on research and development, and their products or services may not prove commercially successful or may become obsolete quickly. The biotechnology industry is subject to a significant amount of governmental regulation, and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on this industry. Companies in the biotechnology industry are subject to risks of new technologies and competitive pressures and are heavily dependent on patents and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.
Pharmaceuticals Industry Risk. Companies in the pharmaceuticals industry are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. The profitability of some companies in the pharmaceuticals industry may be dependent on a relatively limited number of products. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the pharmaceuticals industry are subject to government approvals, regulation and reimbursement rates. The process of obtaining government approvals may be long and costly. Many companies in the pharmaceuticals industry are heavily dependent on patents and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Companies in the pharmaceutical industry may be subject to extensive litigation based on product liability and similar claims. Pharmaceutical companies may also be dependent on one or more wholesalers for product distribution. If a significant pharmaceutical wholesaler should encounter financial or other difficulties, a pharmaceutical company might be unable to collect all or any of the amounts that the wholesaler owes such company. In addition, consolidation and integration of pharmacy chains and wholesalers may increase competitive and pricing pressures on pharmaceutical companies.
Life Sciences Industry Risk. The life sciences industry is composed primarily of companies enabling drug discovery, development and production by providing analytical tools, instruments, consumables and supplies, clinical trial services and contract research services. Companies in the life sciences industry primarily service the pharmaceutical and biotechnology industries. The life sciences industry is heavily influenced by technology, government funding, government regulation, efforts by governments, healthcare providers’ and health plans’ efforts to reduce costs, changing consumer demographics and intellectual property rights, among other factors. Regulations may restrict a company’s ability to pursue or use potentially profitable research. The products and services of life sciences companies may experience rapid obsolescence due to a number of factors, including technological advances, supply chain issues or the expiration of their patents. The life sciences industry is highly competitive, and companies in the life sciences industry often invest in new and uncertain innovations. The success of such companies may depend upon a relatively small number of products or services with long development cycles and large capital requirements that have a high chance of failure. In addition, changes in patent protection, government approvals, regulations or funding, patent infringement or medical litigation may adversely affect the value of such companies.
Borrowing Risk. Borrowing may exaggerate changes in a Fund’s NAV and in the return on its portfolio. A Fund that borrows will incur interest expenses and other fees, which may reduce the Fund’s return. Borrowing may also cause a Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.
Breakthrough Innovations and New Technologies Risk. Breakthrough innovations and new technologies are products or services that fundamentally change the dynamics of an industry or market. The Fund's holdings may include equity securities of operating companies that focus on or have exposure to a wide variety of industries, and the economic success of certain of these companies may not be significantly tied to breakthrough innovations and new technologies. Companies involved in breakthrough innovations and new technologies may have limited product lines, markets, financial resources or personnel that face intense competition and potentially rapid product obsolescence. These companies may not be exclusively or substantially exposed to breakthrough innovations and new technologies, but may be exposed, directly or indirectly, to the market and business risks of other companies, industries or sectors. In addition, these companies may depend on intellectual property or patent rights to protect their innovations or new technologies, which may be difficult to prevent the misappropriation of, and are susceptible to competitors that may develop substantially similar or superior products or services.
Close-Out Risk for Qualified Financial Contracts. Regulations adopted by global prudential regulators require counterparties that are part of U.S. or foreign global systemically important banking organizations to include contractual restrictions on close-out and cross-default in agreements relating to qualified financial contracts. Qualified financial contracts include agreements relating to swaps, currency forwards and other derivatives as well as repurchase agreements and securities lending agreements. The restrictions prevent a Fund from closing out a qualified financial contract during a specified time period if the counterparty is subject to resolution proceedings and also prohibit a Fund from exercising default rights due to a receivership or similar proceeding of an affiliate of the counterparty. These requirements may increase credit risk and other risks to a Fund.
Cloud-based Computing and Data Storage Risk. Companies involved in, or exposed to, cloud-based computing and data storage-related businesses may have limited product lines, markets, financial resources or personnel. These companies face intense competition and
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potentially rapid product obsolescence, and many depend on retaining and growing the consumer base of their respective products and services. These companies may not be exclusively or substantially exposed to cloud-based computing and data storage-related businesses (as determined by the Index Provider), but may be exposed, directly or indirectly, to the market and business risks of other companies, industries or sectors, and the Fund may be adversely affected by negative developments impacting those other companies, industries or sectors. These companies may depend on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance that companies involved in cloud-based computing and data storage will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior.
Cloud-based computing and data storage companies also depend on a number of third parties to provide services to data centers, which, if interrupted, may impact products and services. These companies are also potential targets for cyberattacks, which may have a materially adverse impact on the performance of these companies. These companies may also be affected by prolonged power outages or shortages, increased costs of energy, or general lack of availability of electrical sources. Cloud-based computing and data storage companies, especially smaller companies, may be more volatile than companies not in the technology sector.
Legal and regulatory changes, particularly related to information privacy and data protection, may impact the products or services of cloud-based computing and data storage companies. Cloud-based computing may face increasing regulatory scrutiny and legal liability, which may limit the development of this technology and impede the growth of companies that develop or use this technology. Similarly, the collection of data from consumers and other sources, and storage of that data, may face increased scrutiny as regulators consider how data may be collected, stored, safeguarded and used. In the event of a data breach or a similar incident, cloud-based computing and data storage companies may face legal liability.
Communications Companies Risk. Communications companies may face rapid product obsolescence as well as unexpected risks and costs related to product compatibility and standardization, new product introduction and technological developments, such as artificial intelligence and machine learning. These companies may need to commit substantial capital to integrate new technologies and develop new products and services. Demographic shifts and changes in consumer preferences and expectations may have negative impacts on their business. Cybersecurity and data privacy risks may be heightened for communications companies, and a theft of proprietary or consumer information or disruptions in service could have a material adverse effect on their operations and reputation.
Communications companies are subject to extensive government regulation, including licensing and franchise requirements. The costs of complying with regulations and seeking required approvals, as well as potential delays or denials, may adversely affect their business. These companies may face increased government scrutiny and may be subject to adverse government or legal action. They depend significantly on patent and other intellectual property rights, and the loss or impairment of these rights may adversely affect their profitability.
Concentration Risk. A Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes. A Fund with investment concentration may be more adversely affected by the underperformance of those assets, may experience greater price volatility and may be more susceptible to adverse economic, market, political or regulatory impacts on those assets compared to a fund that does not concentrate its investments.
Consumer Goods and Services Companies Risk. Many consumer goods and services companies (“consumer companies”) rely heavily on disposable household income and consumer spending and may be impacted by social trends, marketing campaigns, demographic shifts and other factors affecting consumer preferences and demand. In addition, damage to a brand or a reputation crisis can have a substantial adverse impact on consumer companies.
Certain consumer companies, such as those providing discretionary goods or services, may depend more on business cycles, overall economic conditions and consumer confidence. Many consumer goods and services are subject to government regulation and the related compliance costs, and consumer companies also face the risk of product liability claims. Consumer companies also may be adversely affected by volatility in commodity prices, supply chain disruptions and labor shortages.
Currency Risk. Because each Fund’s NAV is determined on the basis of the U.S. dollar, investors may lose money if the currency of a non-U.S. market in which a Fund invests depreciates against the U.S. dollar or if there are delays or limits on repatriation of foreign currency, even if the foreign currency value of the Fund’s holdings in that market increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, a Fund’s NAV may change quickly and without warning. In addition, a Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.
Custody Risk. Custody risk refers to the risks in the process of clearing and settling trades, as well as the holding of securities and other assets by local banks, agents and depositories. These risks are heightened in jurisdictions with less developed markets or less robust settlement and custody infrastructure and processes, and they may result in losses or delays in payments, delivery or recovery of money or other assets. Low trading volumes and volatile prices in less developed markets may make trades harder to complete and settle. Governments or trade groups may compel local agents to hold securities and other assets in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets. In general, the less developed a country’s securities markets are, the higher the degree of custody risk.
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Dividend-Paying Stock Risk. Investing in dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform other types of stocks or the broader market. Companies that issue dividend-paying stocks are not required to pay or continue paying dividends on such stocks. It is possible that issuers of dividend-paying stocks will not declare dividends in the future or will reduce or eliminate the payment of dividends (including reducing or eliminating anticipated accelerations or increases in the payment of dividends), which may adversely affect a Fund with such holdings. In addition, the value of dividend-paying stocks can decline when interest rates rise, as fixed-income investments become more attractive to investors.
Electric Vehicles Sector Risk. Companies involved in, or exposed to, electric vehicles-related businesses may have limited product lines, markets, financial resources or personnel. Electric vehicle technology is a relatively new technology and is subject to risks associated with a developing industry. These risks include intense competition, delays or other complications in connection with production, rapid product obsolescence, increased government regulation and market volatility. In addition, certain electric vehicle companies are dependent upon the services of certain key personnel and are susceptible to instability and volatility caused by the actions of or changes to key personnel. The prices of securities of companies involved in a new industry may be more volatile than those in more mature industries.
Many companies involved in, or exposed to, electric vehicles-related businesses depend significantly on retaining and growing the consumer base of their respective products and services. Such companies may not be exclusively or substantially exposed to the electric vehicles sector, but may be substantially exposed to the market and business risks of other industries or sectors, and the Fund may be adversely affected by negative developments impacting those companies, industries or sectors. Electric vehicle companies currently benefit from certain government subsidiaries, policies and economic incentives, which may be reduced or eliminated in the future. In addition, these companies may be adversely affected by loss or impairment of intellectual property rights. There can be no assurance that companies involved in electric vehicle technology will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology.
Electric vehicle companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. These companies are also susceptible to litigation based on product liability claims and can be significantly affected by insurance costs. In addition, electric vehicle companies may not maintain as much insurance coverage as other types of companies and any insurance coverage may not be sufficient to cover all losses or claims. A loss that is uninsured or that exceeds policy limits may require a company to pay substantial amounts, which could adversely affect the financial condition of the company.
Electric driving vehicle technology companies could be adversely affected by cybersecurity breaches, traffic accidents related to autonomous vehicles, and other issues that could lead to litigation and/or additional regulation. Specifically, electric vehicles may contain complex information technology systems designed with built-in data connectivity to accept and install periodic remote updates, which could be subject to risks associated with the unauthorized access of and control over the vehicles by third parties. Any cyber-attack or data breach of the information technology systems could negatively affect the brand, reputation and financial condition of the company.
Companies involved in the production of batteries for electric vehicles are subject to the effects of price fluctuations of traditional and alternative sources of energy, developments in battery and alternative energy technology and the possibility that government subsidies for, or policies encouraging the use of, alternative energy sources will change or be eliminated. Lithium-ion battery cells, which are used in electric vehicles, have been observed to catch fire or vent smoke and flame, which have raised concerns and may lead to litigation, product recalls or redesign efforts.
Energy Companies Risk. The energy sector tends to be closely tied to the economic cycle and can be significantly affected by supply-demand dynamics and volatility in commodity prices. Energy companies also may be adversely affected by exchange rate fluctuations, war or other conflicts, sanctions, import/export controls, depletion of resources, technological advances and labor relations. This sector generally is subject to substantial government regulation, and companies may incur significant costs in complying with environmental and other laws. Policies that promote energy conservation, clean energy or the transition to low carbon alternatives also may affect the performance of energy companies.
Energy companies may depend on a relatively small number of customers, including governmental entities and utilities. The exploration and production of energy sources and the development of energy infrastructure often require significant capital expenditures, and companies may face high interest costs and difficulty in raising capital. Energy companies also may face challenges from operating in countries with a history of adverse policies or events, such as expropriation, confiscation of assets, corruption, political instability and social unrest. The operations of energy companies may be disrupted by events that target or damage energy infrastructure, including cyber or other attacks, accidents and natural disasters. Energy companies are at risk of liability for environmental harm and other types of damages.
The energy sector may experience significant market volatility. For example, Russia’s large-scale invasion of Ukraine in 2022 led to disruptions and increased volatility in the energy and commodity futures markets due to actual and potential disruptions in the supply and demand for certain commodities, including oil and natural gas. The U.S. and other actors have imposed various sanctions and restrictions on business dealings with Russia, which include restrictions on imports of oil, natural gas and coal. It is impossible to predict the effect of current or future sanctions and restrictions, the extent and duration of the conflict, and associated disruptions in the energy sector. The effect of these events or any related developments could be significant and may have a severe adverse effect on a Fund’s performance.
Energy Storage Solutions Sector Risk. The market value of securities in the energy storage solutions sector may decline for the following reasons, among others: changes in and volatility of traditional and alternative energy prices, energy supply and demand, government
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regulation and intervention, trade treaties, exchange rates, interest rates, tax treatment, energy conservation efforts, availability of certain inputs and materials required for production, depletion of resources, technological developments, labor relations, costs related to exploration, mining, and production, and general economic conditions. Risks associated with hazardous materials, liability from accidents resulting in injury or loss of life or property, pollution or other environmental problems, equipment malfunctions or mishandling of materials and terrorism, cyber incidents, political strife or natural disasters may also significantly affect this sector.
Companies in the energy storage solutions sector, including, but not limited to, battery, fuel cell, and hydrogen companies, may depend largely on the availability of hydrogen gas, certain third-party key suppliers for components in their products, and a small number of customers for a significant portion of their business. Because lithium, hydrogen, copper, aluminum, steel and other raw materials are often critical components of the products manufactured by these companies, fluctuations in prices, and in commodities prices, as applicable, for such raw materials may impact their profitability.
Companies in the energy storage solutions sector may also operate in, or engage in transactions involving, countries that have less developed regulatory regimes or a history of expropriation, confiscation of assets, foreign investment restrictions, nationalization or other adverse policies or that are at greater risk of political and social unrest, coups or labor disruptions. The energy storage solutions sector may also be significantly affected by changes in governmental regulations and policies, such as subsidies and tax incentives, including the possibility that government subsidies and/or tax incentives for alternative energy will be eliminated.
Equity Securities Risk. Equity securities are subject to changes in value due to general market or economic conditions, perceptions about the markets in which issuers participate or a number of factors relating to a specific issuer. Investments in equity securities may be more volatile than investments in other asset classes. Equity securities (both common and preferred stock) are subordinated to debt securities in a company’s capital structure, and so equity holders are generally subject to more risks, particularly in the event of an issuer’s bankruptcy. Common stock has the lowest priority and the greatest risks, including with respect to dividends and any liquidation payments.
ESG Risk. To the extent that a Fund’s Underlying Index uses criteria related to the ESG characteristics of issuers, this may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds whose underlying index does not use ESG criteria. An Underlying Index’s use of ESG criteria may result in a Fund investing in, or allocating greater weight to, securities or market sectors that underperform the market as a whole or underperform other funds that use ESG criteria. In addition, the use of representative sampling may result in the divergence of a Fund's overall ESG characteristics or ESG risk from those of the Underlying Index.
An Index Provider evaluates securities for inclusion and/or weighting in such an Underlying Index based on ESG criteria and data provided by the Index Provider or third parties. The Index Provider’s evaluation of securities’ ESG characteristics depends on these criteria and data, which may vary by index provider, and no assurance can be given that they will be complete, accurate or current. In addition, an Index Provider may evaluate security-level ESG data (including ratings) and, if applicable, ESG objectives or constraints that are relevant to an Underlying Index only at index reviews or rebalances. Securities included in an Underlying Index may cease to meet the relevant ESG criteria but may nevertheless remain in the Underlying Index and in the Fund using the Underlying Index until the next review or rebalance by the Index Provider. As a result, certain securities in the Underlying Index, or the Underlying Index as a whole, may not meet the relevant ESG objectives or constraints at all times. If the ESG assessment of a security in an Underlying Index or a Fund changes, neither the Fund nor BFA accepts any liability in relation to such change. BFA does not monitor securities in an Underlying Index with respect to ESG objectives or constraints applied by the Index Provider and is not responsible for changes to the ESG assessment of a security in an Underlying Index between rebalances. In addition, BFA does not assess the validity of an Index Provider’s evaluation of the ESG characteristics of securities or the criteria and data used in such evaluation.
The impacts of risks related to ESG investing are likely to change over time, and new ESG risks may be identified as further data and information regarding ESG factors and impacts become available. In addition, methodologies for ESG investing continue to develop, and the ESG methodology applied by an Index Provider may change over time.
European Economic Risk. The Economic and Monetary Union (the “eurozone”) of the European Union (the “EU”) requires compliance by member states that are members of the eurozone with restrictions on inflation rates, deficits, interest rates and debt levels, as well as fiscal and monetary controls, each of which may significantly affect every country in Europe, including those countries that are not members of the eurozone. Additionally, European countries outside of the eurozone may present economic risks that are independent of the indirect effects that eurozone policies have on them. In particular, the United Kingdom's (the “U.K.”) economy may be affected by global economic, industrial and financial shifts. Changes in imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro (the common currency of eurozone countries), the default or threat of default by an EU member state on its sovereign debt and/or an economic recession in an EU member state may have a significant adverse effect on the economies of other EU member states and their trading partners. The European financial markets have historically experienced volatility and adverse trends due to concerns about economic downturns or government debt levels in several European countries, including, but not limited to, Austria, Belgium, Cyprus, France, Greece, Ireland, Italy, Portugal, Spain and Ukraine. These events have affected and may in the future adversely affect the exchange rate of the euro and may significantly affect European countries.
Responses to financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest, may limit future growth and economic recovery or may have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on
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economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro and/or withdraw from the EU. The U.K. left the EU (“Brexit”) on January 31, 2020. Brexit could adversely affect European or worldwide political, regulatory, economic or market conditions and could contribute to instability in global political institutions, regulatory agencies and financial markets.
The national politics of countries in Europe have been unpredictable and subject to influence by disruptive political groups and ideologies, including, for example, secessionist movements. The governments of European countries may be subject to change and such countries may experience social and political unrest. Unanticipated or sudden political or social developments may result in sudden and significant investment losses. The occurrence of terrorist incidents throughout Europe or war in the region could also impact financial markets. The impact of these events is not clear but could be significant and far-reaching and could adversely affect the value and liquidity of a Fund's investments.
Russian Invasion of Ukraine. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, import and export restrictions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, may impact Russia's economy, Russian issuers of securities in which a Fund invests, or the economies of Europe as a whole. Actual and threatened responses to Russian military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and are likely to have collateral impacts on such sectors across Europe and globally.
Exponential Technologies Risk. Technologies perceived to displace older technologies or create new markets may not in fact do so. Companies that initially develop a novel technology may not be able to capitalize on the technology. Companies that develop exponential technologies may face political or legal attacks from competitors, industry groups or local and national governments. These companies may also be exposed to risks applicable to sectors other than the exponential technology theme for which they are chosen, and the securities issued by these companies may underperform the securities of other companies that are primarily focused on a particular theme. The Fund may invest in a company that does not currently derive any revenue from exponential technologies, and there is no assurance that a company will derive any revenue from exponential technologies in the future. An exponential technology may constitute a small portion of a company’s overall business. As a result, the success of an exponential technology may not affect the value of the equity securities issued by the company.
Financial Companies Risk. Financial services companies are subject to extensive governmental regulation and intervention, which may change frequently and may adversely affect their profitability, the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain and their size, among other things. Financial services companies also may be significantly affected by, among other things, interest rates, economic conditions, credit rating downgrades, adverse public perception and exposure concentration. Increased risk-taking by financial companies may result in greater overall risk in the global financial sector. Certain events may cause an unusually high degree of volatility in financial markets and pose the risk of large losses for financial services companies.
Financial companies frequently operate with substantial financial leverage and are exposed directly to the credit risk of their borrowers and counterparties, which also may be leveraged to an unknown degree. Financial companies may have significant exposure to the same borrowers and counterparties; as a result, a borrower’s or counterparty’s inability to meet its obligations to one company may affect other financial companies with exposure to the same borrower or counterparty. This interconnectedness of risk may result in significant negative impacts to companies with direct exposure to the defaulting counterparty as well as adverse cascading effects in the markets and the financial sector generally.
FinTech Risk. Companies developing financial technologies or using technology-enabled innovation in the financial services industry (“FinTech Companies”) could result in new business models, applications, processes or products with an associated effect on the provision of financial services. FinTech Companies may seek to disrupt or displace established financial institutions and may face competition from larger and more established companies. FinTech Companies may not be able to capitalize on their disruptive technologies when facing political and/or legal attacks from competitors, industry groups or local and national governments. These companies may depend on intellectual property rights and may be adversely affected by loss or impairment of those rights. Many Fintech Companies are not currently profitable, and there can be no assurance that these companies will be profitable in the future. Additionally, FinTech Companies may be adversely impacted by potential rapid product obsolescence, cybersecurity attacks and disruptions in the technology they depend on.
Legal and regulatory changes, particularly related to information privacy and data protection, may impact the products or services of FinTech Companies. Laws and regulations typically vary by state and by country, which may create challenges for FinTech Companies to achieve scale. Increasing regulatory scrutiny and legal liability may limit the development and impede the growth of these companies. Similarly, the collection and storage of data from consumers and other sources may face increased scrutiny as regulators consider how data may be collected, stored, safeguarded and used. Further, in the event of a data breach or a similar incident, FinTech Companies may face legal liability.
Geographic and Security Risks. Issuers in a Fund’s portfolio may be located in, or otherwise connected to, parts of the world affected by natural disasters, such as severe heat, earthquakes, tornadoes, volcanic eruptions, wildfires, droughts, floods, hurricanes and tsunamis. In
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addition, issuers may be impacted by security concerns with respect to a country or region, such as war and other types of conflict, terrorism, strained international relations and territorial disputes. Any of these events may adversely affect the issuers, markets and economies to which a Fund is exposed, which may adversely affect the value of the Fund.
Healthcare Companies Risk. The profitability of healthcare companies may be adversely affected by the following factors, among others: extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, a limited number of products, labor shortages, supply chain issues and industry innovation. Many new products in the healthcare sector entail significant research and development and require regulatory approval, all of which may be long and costly, and such efforts ultimately may be unsuccessful. Many healthcare companies depend heavily on obtaining and defending patents, which can be costly, and may be adversely affected by the expiration of patents. Healthcare companies also are subject to extensive litigation based on product liability and similar claims.
Illiquid Investments Risk. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment. An investment may be illiquid due to, among other things, fewer participants or less capacity to make a market in the investment, the lack of an active market for the investment, capital controls, delays or limits on repatriation of local currency, and the insolvency of local governments. To the extent that a Fund invests in securities or other assets with substantial market and/or credit risk, the Fund will tend to have increased exposure to the risks associated with illiquid investments. Illiquid investments may be harder to value, especially in changing markets.
Liquid investments may become illiquid after purchase by a Fund, particularly during periods of market turmoil. There can be no assurance that a security or other asset that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by a Fund, and any security or other asset held by a Fund may be deemed an illiquid investment pursuant to the Fund’s liquidity risk management program.
Holdings of illiquid investments may reduce a Fund’s returns because the Fund may be unable to transact at advantageous times or prices. If a Fund is forced to sell underlying investments at reduced prices or under unfavorable conditions to meet redemption requests or for other cash needs, the Fund may suffer a loss. This may be magnified in a rising interest rate environment or other circumstances where redemptions of Fund shares may be greater than normal. If other market participants attempt to liquidate holdings at the same time as a Fund, this will lead to an increased supply of the Fund’s underlying investments in the market and contribute to greater illiquid investments risk and downward pricing pressure. In addition, if a Fund is limited in its ability to sell illiquid investments during periods when shareholders are redeeming their shares, the Fund will need to sell liquid securities to meet redemption requests, and illiquid securities will become a larger portion of the Fund’s holdings. During periods of market volatility, liquidity in the market for a Fund’s shares may be impacted by the liquidity in the market for the underlying securities or other assets held by the Fund, which could lead to the Fund’s shares trading at a premium or discount to the Fund's NAV.
Index-Related Risk. A Fund that tracks an Underlying Index seeks to achieve a return that corresponds generally to the price and yield performance, before fees and expenses, of its Underlying Index as published by the Index Provider. There is no assurance that the Index Provider or its agents will construct or calculate the Underlying Index accurately. While the Index Provider describes what the Underlying Index is designed to achieve, neither the Index Provider nor its agents provide any warranty or accept any liability regarding the quality, accuracy or completeness of the Underlying Index or its related data, and they do not guarantee that the Underlying Index will be in line with the Index Provider’s methodology. BFA also does not provide any warranty or guarantee against the Index Provider’s or any agent’s errors.
The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither a Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of an Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, particularly for indexes that are less commonly used as benchmarks. In addition, there may be heightened risks associated with the adequacy and reliability of information about emerging markets constituents, as such markets may have less information available or less regulatory oversight. Errors related to an Underlying Index may negatively or positively impact a Fund and its shareholders. For example, if the Underlying Index contains incorrect constituents, the Fund will have exposure to such constituents and will be underexposed to the Underlying Index’s other constituents. Shareholders should understand that any gains from an Index Provider’s errors will be kept by the Fund and its shareholders and any losses or costs from such errors will be borne by the Fund and its shareholders.
Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact an Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance to an Underlying Index. This could cause the Underlying Index to vary from its normal or expected composition. If a scheduled rebalance is postponed, index constituents that would otherwise be removed at the rebalance (due to, for example, changes in market capitalization or issuer credit ratings) may remain, causing the performance and constituents of the Underlying Index to vary from those expected under normal conditions. In addition, to the extent circumstances evolve between periodic index reviews and reconstitutions, an Underlying Index may include constituents that do not align with its objective or selection criteria, and the Fund tracking the Underlying Index may be similarly affected.
In addition to scheduled rebalances, an Index Provider or its agents may carry out ad hoc index rebalances due to reaching certain weighting constraints, unusual market conditions, corporate events, or corrections of errors. The relevant Fund will in turn rebalance its portfolio to attempt to increase the correlation between the portfolio and the Underlying Index. The Fund and its shareholders will directly bear any
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transaction costs and market exposure from such portfolio rebalancing. Therefore, index-related errors and ad hoc rebalances may increase a Fund’s costs and tracking error.
Industrial Companies Risk. Industrial companies face a number of risks, including supply chain and distribution disruptions, business interruptions, third-party vendor risks, cyber attacks, trade disputes, product recalls, liability and environmental damage claims, scarcity of materials or parts, excess capacity, changes in consumer preferences, and volatility in commodity prices and currencies. The products of industrial companies may face obsolescence due to technological developments and new product introduction. Furthermore, changes in trade restrictions and tariffs as well as broader geopolitical developments could adversely affect industrial companies. These companies also may be significantly affected by domestic and international economic conditions, legislative and regulatory changes, and labor relations. Industrial companies may depend on public or private sector financing, which may become difficult to obtain due to government spending constraints or reduced availability of capital. Such companies may be unable to protect their intellectual property rights or may be liable for infringing the intellectual property rights of others.
Issuer Risk. The performance of a Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders of a Fund, including an Authorized Participant, a third-party investor, the Fund’s adviser, an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares or may hold their investment in the Fund for a limited period of time. These shareholders may also pledge or loan Fund shares (to secure financing or otherwise), which may result in the shares becoming concentrated in another party. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment or that the size of a Fund would be maintained. Redemptions of a large number of Fund shares may adversely affect a Fund’s liquidity and net assets. To the extent a Fund permits redemptions in cash, these redemptions may force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may negatively impact the Fund’s NAV, have a material effect on the market price of Fund shares, increase the Fund’s brokerage costs, accelerate the realization of taxable income and/or capital gains, and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such tax year. A Fund also may be required to sell its more liquid investments to meet a large redemption, in which case the Fund’s remaining assets may be less liquid, more volatile, and more difficult to price.
To the extent these large shareholders transact in Fund shares on the secondary market, such transactions may account for a large percentage of the trading volume for Fund shares and may, therefore, have a material upward or downward effect on the market price of the shares. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would, diluting its investment returns.
Management Risk. An index Fund invests in securities or other assets included in, or representative of, its Underlying Index, regardless of their investment merits. Such a Fund may be affected by a general decline in market segments related to its Underlying Index, and BFA generally does not attempt to invest the Fund’s assets in defensive positions under any market conditions, including declining markets. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track its Underlying Index. Because BFA uses a representative sampling indexing strategy, a Fund will not fully replicate its Underlying Index and may hold securities or other assets not included in the Underlying Index. As a result, a Fund is subject to the risk that BFA’s investment strategy, whose implementation is subject to a number of constraints, may not produce the intended results. There is no guarantee that a Fund’s investment results will have a high degree of correlation to those of its Underlying Index or that a Fund will achieve its investment objective.
Market Risk. A Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. The value of a financial instrument or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the particular instrument or asset, or factors that affect one or more issuers, counterparties, exchanges, countries or other geographic units, markets, industries, or asset classes. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on a Fund and its investments and could result in increased premiums or discounts to a Fund’s NAV. Changes in market and economic conditions generally do not have the same impact on all types of instruments and assets.
Market Trading Risk. A Fund faces numerous market trading risks, any of which may lead to its shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to the NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
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Absence of an Active Primary Market. Although Fund shares are listed for trading on one or more stock exchanges, there can be no assurance that an active primary trading market for Fund shares will develop or be maintained by market makers or Authorized Participants.
Secondary Listing Risks. A Fund’s shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund’s primary listing is maintained. Fund shares also may be available to non-U.S. investors through funds or structured investment vehicles similar to depositary receipts. There can be no assurance that a Fund’s shares will continue to trade on any such stock exchange or in any market or that a Fund’s shares will continue to meet the requirements for exchange listing or market trading. A Fund’s shares may be less actively traded in certain markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information that is available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.
Secondary Market Trading Risk. Shares of a Fund may trade in the secondary market at times when the Fund does not accept orders to create or redeem shares. At such times, shares may trade in the secondary market with more significant premiums or discounts to NAV than might be experienced at times when the Fund accepts creation and redemption orders. Securities held by a Fund may be traded in markets that close at a different time than an exchange on which Fund shares are traded. Liquidity in those securities may be reduced after the applicable closing time. As a result, during the time when the exchange is open but after the applicable market closing, fixing or settlement time, there may be wider bid/ask spreads on the exchange and a greater premium or discount to NAV.
In stressed market conditions, the market for a Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, and an investor may be unable to sell their Fund shares.
Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or for other reasons. In times of extraordinary market volatility, Fund shares may be subject to trading halts pursuant to “circuit breaker” rules of a stock exchange or market. If there is a trading halt or unanticipated closure of an exchange or market, an investor may be unable to purchase or sell Fund shares. In addition, if trading in certain securities or financial instruments is restricted, this may disrupt a Fund’s creation/redemption process, affect the price at which Fund shares trade in the secondary market, and result in a Fund being unable to trade certain securities or financial instruments. In such circumstances, a Fund may be unable to rebalance its portfolio or accurately price its portfolio holdings and may incur substantial trading losses.
Shares of a Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short. In addition, trading activity in derivative products based on a Fund may lead to increased trading volume and volatility in the secondary market for the shares of the Fund.
Fund Shares May Trade at Prices Other Than NAV. Shares of a Fund trade on stock exchanges at prices at, above or below the Fund’s most recent NAV. A Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s portfolio holdings. The trading price of a Fund’s shares fluctuates throughout trading hours based on both market supply of and demand for Fund shares and the underlying value of the Fund’s portfolio holdings or NAV. As a result, the trading prices of a Fund’s shares may deviate significantly from NAV during times of market volatility, significant redemption requests, or other unusual market conditions
However, because Fund shares can be created and redeemed in Creation Units at NAV, BFA believes that large discounts or premiums to a Fund’s NAV are not likely to be sustained over the long term (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs). While the creation/redemption feature is designed to make it more likely that a Fund’s shares normally will trade on stock exchanges at prices close to the Fund’s next calculated NAV, exchange prices are not expected to correlate exactly with the Fund’s NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants, or other market participants, and during periods of significant market volatility, may result in trading prices for shares of a Fund that differ significantly from its NAV. Authorized Participants may be less willing to create or redeem a Fund’s shares if there is a lack of an active market for such shares or the Fund’s underlying investments, which may contribute to the Fund’s shares trading at a premium or discount to NAV.
Costs of Buying or Selling Fund Shares. Buying or selling Fund shares on an exchange involves two types of costs that apply to all securities transactions. When buying or selling Fund shares through a broker, you will likely incur a brokerage commission and other charges. In addition, you may incur the cost of the “spread,” which is the difference between what investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). The spread varies over time for Fund shares based on trading volume and market liquidity. It is generally narrower if a Fund has more trading volume and market liquidity and wider if a Fund has less trading volume and market liquidity. Increased market volatility also may cause wider spreads. In addition, there may be regulatory and other charges that are incurred as a result of trading activity. Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results, and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments through a brokerage account.
Materials Companies Risk. The materials sector tends to be closely tied to the economic cycle and can be significantly affected by supply-demand dynamics. Materials companies may be adversely affected by commodity price volatility, exchange rate fluctuations, social and political unrest, war, import and export controls, supply chain disruption, increased competition, depletion of resources, technical advances, labor relations, litigation and government regulations, among other factors. Materials companies are at risk of liability for environmental damage and product liability claims and may incur significant costs in complying with environmental laws.
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Mid-Capitalization Companies Risk. Investments in mid-capitalization companies may be riskier, less liquid, more volatile and more susceptible to economic, market and industry changes than investments in large-capitalization companies. Mid-capitalization companies may have more limited product lines, markets, financial resources and management experience. As a result, they generally are more vulnerable than large-capitalization companies to adverse business and economic developments. Mid-capitalization companies may have a shorter business track record, with relatively less information available to investors. The securities of mid-sized companies may trade less frequently and in smaller volumes than the securities of larger companies.
Middle Eastern Economic Risk. Many Middle Eastern countries have little or no democratic tradition, and the political and legal systems in such countries may adversely impact the companies in which the Fund invests and, as a result, the value of the Fund. Middle Eastern governments have exercised and continue to exercise substantial influence over many aspects of the private sector. Many economies in the Middle East are highly reliant on income from the sale of oil and natural gas or trade with countries involved in the sale of oil and natural gas, and their economies are therefore vulnerable to changes in the market for oil and natural gas and foreign currency values. As global demand for oil and natural gas fluctuates, many Middle Eastern economies may be significantly impacted. A sustained decrease in commodity prices could have a significant negative impact on all aspects of the economy in the region. Middle Eastern economies may be subject to acts of terrorism, political strife, religious, ethnic or socioeconomic unrest and sudden outbreaks of hostilities with neighboring countries.
Certain Middle Eastern countries have strained relations with other Middle Eastern countries due to territorial disputes, historical animosities, international alliances, religious tensions or defense concerns, which may adversely affect the economies of these countries. Certain Middle Eastern countries experience significant unemployment, as well as widespread underemployment.
Many Middle Eastern countries periodically have experienced political, economic and social unrest as protestors have called for widespread reform. Some of these protests have resulted in a governmental regime change, internal conflict or civil war. If further regime changes were to occur, internal conflict were to intensify, or a civil war were to continue in any of these countries, such instability could adversely affect the economies of Middle Eastern countries in which the Fund invests and could decrease the value of the Fund’s investments.
National Closed Market Trading Risk. To the extent that securities or other assets held by a Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on a Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to a Fund’s NAV that may be greater than those experienced by other funds.
Neuroscience Companies Risk. Neuroscience companies are often subject to the potential or actual performance of a limited number of products or technologies and, accordingly, may be greatly affected if any of their products or technologies proves to be, among other things, unsafe, ineffective or unprofitable, or if such product or technology is not approved by regulators or other governing bodies. The research and development and other costs associated with developing or procuring new drugs, products or technologies and the related intellectual property rights can be significant. The results of such research and expenditures are unpredictable and may not lead to commercially successful products. The development and protection of intellectual property rights are critical for neuroscience companies, whose product pipeline and profitability may be affected significantly by the expiration of patents or the loss of, or the inability to enforce, intellectual property rights. Neuroscience companies are also subject to the risk of product liability claims, which may affect the value of their equity securities. Such companies may have thin capitalization and limited markets, financial resources or personnel, and they are also susceptible to the market and business risks of related industries, such as biotechnology, pharmaceuticals and health care equipment.
Neuroscience companies may face political, legal or regulatory challenges or constraints from competitors, industry groups or local and national governments. Governmental regulation may delay or inhibit the release of new products. The process for obtaining regulatory approval from governmental authorities, such as the U.S. Food and Drug Administration, can be long and costly, and there can be no assurance that the necessary approvals will be obtained or maintained. Neuroscience companies may also be subject to expenses and losses from expensive insurance costs due to the risks of product liability claims and extensive litigation based on intellectual property. Health care providers, principally hospitals, that transact with neuroscience companies often rely on third-party payors, such as Medicare, Medicaid and other government-sponsored programs, private health insurance plans and health maintenance organizations, to reimburse all or a portion of the cost of neuroscience-related products or services. As a result, neuroscience companies may be sensitive to legislative changes and reductions in government spending for such programs, as well as state or local health care reform measures. The stock prices of companies in the neuroscience industry have been and will likely continue to be extremely volatile, particularly when their products are up for regulatory approval or under regulatory scrutiny.
Non-Diversification Risk. A Fund that is classified as “non-diversified” may invest a greater percentage of its assets in securities or other instruments representing a small number of issuers or counterparties, compared with funds that are classified as “diversified.” A non-diversified Fund thus may be more susceptible to the risks associated with these particular issuers or counterparties. The gains and losses on such holdings may have a greater impact on a non-diversified Fund’s performance than they would on the performance of a diversified Fund, and a non-diversified Fund’s NAV may be more volatile.
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. To the extent that investments are made in a limited number of
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countries, events in those countries will have a more significant impact on a Fund. The risks of investing in non-U.S. securities include the following, any of which may have an adverse impact on a Fund:
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Less liquid markets, which may make valuing securities more difficult;
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Greater market volatility;
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Government intervention in issuers' operations or structure;
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Government expropriation or nationalization of assets;
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Exchange rate fluctuations and currency controls;
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Limitations on the foreign ownership of securities;
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Imposition of withholding or other taxes;
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Restrictions on the repatriation of capital;
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Higher transaction and custody costs;
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Foreign market trading hours, different clearing and settlement procedures, and holiday schedules, which may limit a Fund's ability to engage in portfolio transactions;
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Less regulation of the securities and other financial markets;
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Less availability of public information about issuers;
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Weaker accounting, audit, disclosure and financial reporting requirements and the risk of being delisted from U.S. exchanges;
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Difficulties in enforcing contractual obligations; and
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Legal principles relating to corporate governance, directors’ fiduciary duties and liabilities, and shareholder rights that are less robust than those that apply in the U.S.
Withholding Tax Reclaims Risk. A Fund that holds non-U.S. securities may file claims to recover withholding tax on dividend and interest income (if any) received from issuers in certain countries where such withholding tax reclaim is possible. Whether or when a Fund will receive a withholding tax refund is within the control of the tax authorities in such countries. Where a Fund expects to recover withholding tax based on a continuous assessment of the probability of recovery, the Fund’s NAV generally includes accruals for such tax refunds. The Fund continues to evaluate tax developments for potential impact to the probability of recovery. If the likelihood of receiving a tax refund materially decreases, such as due to a change in tax regulation or approach, accruals in a Fund’s NAV for such refunds may be written down partially or in full, which will adversely affect the Fund’s NAV. Investors in a Fund at the time when an accrual is written down will bear the impact of any resulting reduction in NAV regardless of whether they were investors during the accrual period. Conversely, if a Fund receives a tax refund that was not previously accrued, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from any such NAV increase.
North American Economic Risk. A decrease in imports or exports, changes in trade regulations or an economic recession in any North American country can have a significant economic effect on the entire North American region and on some or all of the North American countries in which a Fund invests.
The U.S. is Canada's and Mexico's largest trading and investment partner. The Canadian and Mexican economies are significantly affected by developments in the U.S. economy. Since the implementation of the North American Free Trade Agreement (“NAFTA”) in 1994 among Canada, the U.S. and Mexico, total merchandise trade among the three countries has increased. However, political developments including the implementation of tariffs by the U.S. and the renegotiation of NAFTA in the form of the United States-Mexico-Canada Agreement (“USMCA”), which replaced NAFTA on July 1, 2020, could negatively affect North America’s economic outlook and, as a result, the value of securities held by a Fund. Policy and legislative changes in one country may have a significant effect on North American markets generally, as well as on the value of certain securities held by a Fund.
Operational and Technology Risks. A Fund and the entities with which it interacts directly or indirectly are susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or impair the Fund’s operations. These entities include, but are not limited to, a Fund’s adviser, administrator, distributor, other service providers (e.g., index and benchmark providers, accountants, custodians, and transfer agents), financial intermediaries, counterparties, market makers, Authorized Participants, listing exchanges, other financial market operators, and governmental authorities. Operational and technology risks for the issuers in which a Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value. A Fund may incur substantial costs in order to mitigate operational and technology risks.
Cybersecurity incidents can result from deliberate attacks or unintentional events against an issuer in which a Fund invests, the Fund or any of its service providers. They include, but are not limited to, gaining unauthorized access to systems, misappropriating assets or sensitive information, corrupting or destroying data, and causing operational disruption. Geopolitical tension may increase the scale and sophistication of deliberate attacks, particularly those from nation states or from entities with nation state backing. Cybersecurity incidents may result in any of the following: financial losses; interference with a Fund’s ability to calculate its NAV; disclosure of confidential information; impediments to trading; submission of erroneous trades by a Fund or erroneous subscription or redemption orders; the inability of a Fund or
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its service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; and other legal and compliance expenses. Furthermore, cybersecurity incidents may render records of a Fund, including records relating to its assets and transactions, shareholder ownership of Fund shares, and other data integral to a Fund’s functioning, inaccessible, inaccurate or incomplete. Power outages, natural disasters, equipment malfunctions and processing errors that threaten information and technology systems relied upon by a Fund or its service providers, as well as market events that occur at a pace that overloads these systems, may also disrupt business operations or impact critical data. In addition, the risks of increased use of AI technologies, such as machine learning, include data risk, transparency risk, and operational risk. The AI technologies, which are generally highly reliant on the collection and analysis of large amounts of data, may incorporate biased or inaccurate data, and it is not possible or practicable to incorporate all relevant data into such technologies. The output or results of any such AI technologies may therefore be incomplete, erroneous, distorted or misleading. Further, AI tools may lack transparency as to how data is utilized and how outputs are generated. AI technologies may also allow the unintended introduction of vulnerabilities into infrastructures and applications. A Fund and its shareholders could be negatively impacted as a result of these risks associated with AI technologies. AI technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to quickly evolve, and it is impossible to anticipate the full scope of future AI capabilities or rules and the associated risks to a Fund.
While a Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. Each Fund and its adviser seek to reduce these risks through controls, procedures and oversight, including establishing business continuity plans and risk management systems. However, there are inherent limitations in such plans and systems, including the possibility that certain risks that may affect a Fund have not been identified or may emerge in the future; that such plans and systems may not completely eliminate the occurrence or mitigate the effects of operational or information security disruptions or failures or of cybersecurity incidents; or that prevention and remediation efforts will not be successful or that incidents will go undetected. A Fund cannot control the systems, information security or other cybersecurity of the issuers in which it invests or its service providers, counterparties, and other third parties whose activities affect the Fund.
Lastly, the regulatory climate governing cybersecurity and data protection is developing quickly and may vary considerably across jurisdictions. Regulators continue to develop new rules and standards related to cybersecurity and data protection. Compliance with evolving regulations can be demanding and costly, requiring substantial resources to monitor and implement required changes.
Ownership Limitations Risk. If certain aggregate and/or fund-level ownership thresholds are reached through transactions undertaken by BFA, its affiliates or a Fund, or as a result of third-party transactions or actions by an issuer or regulator, the ability of BFA and its affiliates on behalf of clients (including a Fund) to purchase or dispose of investments, exercise rights or undertake business transactions may be restricted by law, regulation or rules or otherwise impaired. The capacity of a Fund to invest in certain securities or other assets may be affected by the relevant threshold limits, and such limitations may have adverse effects on the liquidity and performance of a Fund’s portfolio holdings.
For example, ownership limits may apply to securities whose issuers operate in certain regulated industries or in certain international markets. Such limits also may apply where the investing entity (such as a Fund) is subject to corporate or regulatory ownership restrictions or invests in certain futures or other derivative transactions. In certain circumstances, aggregate and/or fund-level amounts invested or voted by BFA and its affiliates for client funds and accounts managed by BFA (including a Fund) may not exceed the relevant limits without the grant of a license or other regulatory or corporate approval, order, consent, relief or non-disapproval. However, there is no guarantee that permission will be granted or that, once granted, it will not be modified or revoked at a later date with minimal or no notice. In other cases, exceeding such thresholds may cause BFA and its affiliates, a Fund or other client accounts to suffer disadvantages or business restrictions.
Ownership limitations are highly complex. It is possible that, despite BFA’s intent to either comply with or be granted permission to exceed ownership limitations, it may inadvertently breach a limit or violate the corporate or regulatory approval, order, consent, relief or non-disapproval that was obtained.
Reliance on Trading Partners Risk. The economies of some countries or regions depend on trading with certain key trading partners. A reduction in spending on the products and services of these countries or regions, the institution of tariffs or other trade barriers by a key trading partner or a slowdown in the economy of a key trading partner may cause an adverse impact on the economies of such countries or regions and may negatively impact the performance of a Fund with exposure to those countries or regions.
Risk of Investing in China. Investments in Chinese securities, including certain Hong Kong-listed and U.S.-listed securities, subject a Fund to risks specific to China. China is subject to a considerable degree of economic, political and social instability.
Political and Social Risk. The Chinese government is authoritarian and has periodically used force to suppress civil dissent. Disparities of wealth and the pace of economic liberalization may lead to social turmoil, violence and labor unrest. In addition, China continues to experience disagreements related to integration with Hong Kong and religious and nationalist disputes in Tibet and Xinjiang. There is also a greater risk in China than in many other countries of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation as a result of internal social unrest or conflicts with other countries. Unanticipated political or social developments may result in sudden and significant investment losses. China’s income inequality, rapidly aging population and significant environmental issues also are factors that may affect the Chinese economy.
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Government Control and Regulations. Despite the Chinese government’s implementation of economic and market reforms in recent decades, government control over certain sectors and enterprises and significant regulation of investment and industry are still pervasive. China has restrictions on investment in companies or industries deemed to be sensitive to particular national interests, trading of securities of Chinese issuers, foreign ownership of Chinese corporations and/or the repatriation of assets by foreign investors. Restrictions on foreign ownership of Chinese securities may have adverse effects on a Fund’s liquidity and performance and could lead to higher tracking error. Chinese government intervention in the market may have a negative impact on market sentiment, which may in turn affect the performance of the Chinese economy and a Fund’s investments. Chinese markets generally continue to experience inefficiency, lack of publicly available information, and political and social instability and may be subject to volatility and pricing anomalies resulting from governmental influence. Chinese companies, such as those in the financial services, technology and potentially other sectors, are also subject to the risk that Chinese authorities can intervene in their operations and structure, which may negatively affect the value of a Fund’s investments.
Economic Risk. The Chinese economy is highly reliant on trade and may be adversely affected by, among other things, a deterioration in global demand and spending for Chinese exports or a contraction in spending on domestic goods by Chinese consumers. The institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and companies in which a Fund invests. The current political climate has intensified concerns about a potential trade war between China and the U.S. as each country has imposed tariffs on the other. These actions and their consequences (which are difficult to predict) could have a negative impact on a Fund’s performance. It is unclear whether further tariffs or other escalating actions may occur.
In addition, certain Chinese companies (which may change from time to time) are directly or indirectly subject to economic or trade restrictions imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. For example, certain foreign technology companies are subject to export controls as those companies are believed to pose a risk to U.S. interests. The U.S. also bans imports of goods produced in certain regions of China or by certain Chinese companies due to concerns about forced labor. Such restrictions may have unanticipated and adverse effects on the Chinese economy and companies. Any action that targets Chinese financial markets or securities exchanges could interfere with orderly trading, delay settlement or cause market disruptions. A Fund’s Underlying Index may include companies that are subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments. So long as these restrictions do not include restrictions on investments, a Fund is generally expected to invest in such companies, consistent with its objective to track the performance of its Underlying Index. Other economic challenges for China include indebtedness, weak consumer demand, and an aging population. China continues to face pressure from its trading partners over its exporting of its excess industrial capacity and overall approach to economic management.
Expropriation Risk. The Chinese government maintains a major role in economic policymaking, and investing in China involves risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested.
Security Risk. China has strained international relations with Taiwan, Japan, the Philippines, India, and other neighbors due to territorial disputes, historical animosities, defense concerns and other security concerns. China has a complex territorial dispute regarding the sovereignty of Taiwan and has pledged to take control of Taiwan, including by force if necessary. The Chinese military has conducted military drills around Taiwan in connection with China’s claim to Taiwan. Taiwan-based companies and individuals are significant investors in China. Continuing hostility between China and Taiwan may have an adverse impact on their economies and markets and on the value of a Fund’s investments in China, Taiwan or the region, may cause a suspension in a Fund’s ability to trade in certain securities or other assets, or may otherwise make such investments impracticable or impossible. Frictions between China and the Philippines in the South China Sea pose a risk of escalation potentially leading to military conflict.
Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, export controls, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers in which a Fund invests. It may be impossible or impracticable for a Fund to hold, transact in or value securities of sanctioned companies, and there may be a significant decrease in the valuation of such securities. Relations between China’s Han ethnic majority and other ethnic groups in China, including Tibetans and Uighurs, are also strained and have been marked, historically, by protests and violence. These situations may cause uncertainty in the Chinese markets and may adversely affect the Chinese economy. In addition, conflict on the Korean Peninsula could adversely affect the Chinese economy. Such risks, among others, may adversely affect the value of a Fund’s investments.
Chinese Equity Markets. There are several types of Chinese equity securities, including H-shares, A-shares, B-shares, Red-Chips and/or P-Chips. The issuance of B-shares and H-shares by Chinese companies and the ability to obtain a “back-door listing” through Red-Chips or P-Chips is still regarded by the Chinese authorities as an experiment in economic reform. “Back-door listing” is a means by which a mainland Chinese company issues Red-Chips or P-Chips to obtain quick access to international listing and international capital. These share mechanisms are subject to the political and economic policies in China. In the Chinese securities markets, a small number of issuers may represent a large portion of the entire market. The Chinese securities markets also may be subject to more frequent trading halts, low trading volume and price volatility.
Hong Kong Political Risk. Hong Kong reverted to Chinese sovereignty on July 1, 1997 as a Special Administrative Region (“SAR”) of the People’s Republic of China (“PRC”) under the principle of “one country, two systems.” Although China is obligated by treaty to maintain the
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current capitalist economic and social system of Hong Kong through June 30, 2047, the continuation of economic and social freedoms enjoyed in Hong Kong is dependent on the government of China. Hong Kong has experienced protests and unrest related to China’s control, and tensions have increased between China and Hong Kong. Due to the interconnected nature of the Hong Kong and Chinese economies, instability in Hong Kong may adversely affect the Hong Kong and Chinese markets. Other countries’ perceptions of the degree of convergence between China and Hong Kong, such as with respect to trade, and resulting actions also may impact both economies. In addition, the Hong Kong dollar trades at a fixed exchange rate in relation to (or is “pegged” to) the U.S. dollar, which has contributed to the growth and stability of the Hong Kong economy. However, it is uncertain how long the currency peg will continue or what effect the establishment of an alternative exchange rate system would have on Hong Kong’s economy. Such a change could result in a decline in a Fund’s NAV because the NAV is denominated in U.S. dollars.
Limited Information, Legal Remedies and VIE Structure Risk. Chinese companies, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, or for other reasons, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies. The Funds do not select investments based on investor protection considerations.
Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. In a VIE structure, a Chinese operating company establishes a shell company in another jurisdiction to issue stock to public shareholders. When a VIE structure is used by a Chinese company to list its stock in the U.S., instead of owning the equity securities of the Chinese company, the U.S.-listed shell company directly or indirectly enters into contracts with the Chinese operating company under Chinese law. These contracts provide the U.S.-listed shell company with only economic exposure to the Chinese company and do not represent equity ownership in the operating company.
While VIEs are a longstanding practice that is well known to Chinese officials and regulators, they have not been formally recognized under Chinese law. The Chinese government has provided guidance to and placed restrictions on Chinese-based companies raising capital offshore, including through VIEs. In 2023, the China Securities Regulatory Commission (“CSRC”) released new rules that permit the use of VIE structures, provided they abide by Chinese laws and register with the CSRC. The rules, however, may cause Chinese companies to undergo greater scrutiny and add costs to VIE structures. Intervention, rulemaking or guidance by the Chinese government with respect to VIE structures or the non-enforcement of VIE-related contractual rights could significantly affect the operating company’s business in China, the enforceability of the U.S.-listed shell company’s contractual arrangements with the Chinese company and the value of the U.S.-listed stock. Further, the VIE contractual arrangement would likely be subject to Chinese law and jurisdiction, and remedies available to the U.S.-listed shell company are uncertain and could be ineffective. Any change in the operations of entities in a VIE structure, the status of VIE contractual arrangements or the legal or regulatory environment in China, generally or with respect to specific industries, could result in significant, and possibly permanent and/or total, losses to a Fund.
Risk of Investing in Cloud Computing Companies. Cloud computing companies include companies that provide remote computation, software, data access and storage services. The risks related to investing in such companies include disruption in service caused by hardware or software failure, interruptions or delays in service by third-party data center hosting facilities and maintenance providers, security breaches involving certain private, sensitive, proprietary and confidential information managed and transmitted by cloud computing companies, and privacy concerns and laws, evolving Internet regulation and other foreign or domestic regulations that may limit or otherwise affect the operations of such companies. Also, the business models employed by the companies in the cloud computing industry may not prove to be successful.
Risk of Investing in Cybersecurity Companies. Cybersecurity companies are companies that provide products and services intended to protect the integrity of data and network operations for private and public networks, computers and mobile devices. Like other types of technology and industrials companies, cybersecurity companies are generally subject to the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards and frequent new product introductions. These companies may also be smaller and less experienced companies, with limited product lines, markets, qualified personnel or financial resources. Such companies may not be exclusively or substantially exposed to companies that provide products or services intended to protect the integrity of data and network operations, but may be exposed to the market and business risks of other companies, industries or sectors, and the Fund may be adversely affected by negative developments impacting those other companies, industries and sectors.
Risk of Investing in Developed Countries. Investment in developed country issuers will subject a Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries generally tend to rely on services sectors (e.g., the financial services sector) as the primary means of economic growth. A prolonged slowdown in one or more services sectors is likely to have a negative impact on economies of certain developed countries, although economies of individual developed countries can be impacted by slowdowns in other sectors. In the past, certain developed countries have been targets of terrorism, and some geographic areas in which a Fund invests have experienced strained international relations due to territorial disputes, historical animosities, defense concerns and other security concerns. These situations may cause uncertainty in the financial markets in these countries or geographic areas and may adversely affect the performance of the issuers to which a Fund has exposure. Heavy regulation of certain markets, including labor and product markets, may have an adverse effect on certain issuers. Such regulations may negatively affect economic growth or cause
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prolonged periods of recession. Many developed countries are heavily indebted and face rising healthcare and retirement expenses. In addition, price fluctuations of certain commodities and regulations impacting the import of commodities may negatively affect developed country economies.
Risk of Investing in Emerging Markets. Investments in emerging market issuers may be subject to a greater risk of loss than investments in issuers located or operating in more developed markets. This is due to, among other things, the potential for greater market volatility, lower trading volume, higher levels of inflation, social, political or economic instability, greater risk of a market shutdown and more governmental limitations on foreign investments in emerging market countries than are typically found in more developed markets.
Some emerging market countries may experience economic instability, including instability resulting from substantial rates of inflation or significant devaluations of their currency, or economic recessions, which would have a negative effect on the economies and financial markets of their economies. Some of these countries may impose restrictions on the exchange or export of currency or adverse currency exchange rates, and there may be a lack of available currency hedging instruments.
Disparities of wealth, the pace and success of democratization and ethnic, religious and racial disaffection, among other factors, may exacerbate unrest or violence in certain countries. Unanticipated or sudden political or social developments may result in sudden and significant investment losses.
Companies in many emerging markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries, and as a result, information about the securities in which a Fund invests may be less reliable or complete. Moreover, emerging markets often have less reliable securities valuations and greater risks associated with the custody of securities than developed markets. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies, and shareholders may have limited legal remedies. A Fund’s investments are not selected based on investor protection considerations.
In addition, emerging markets often have greater risk of capital controls through such measures as taxes or interest rate control than developed markets. Certain emerging market countries may also lack the infrastructure necessary to attract large amounts of foreign trade and investment. Chronic structural public sector deficits in some countries may adversely impact a Fund’s investments.
Local securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to changes in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times. Settlement procedures in emerging market countries are frequently less developed and reliable than those in the U.S. (and other developed countries). In addition, significant delays may occur in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for a Fund to value its portfolio securities and could have an adverse effect on a Fund in seeking to achieve its investment objective.
There could be additional impacts on the value of a Fund as a result of sustainability risks, in particular those caused by environmental changes, social issues and governance risk. Additionally, disclosures or third-party data coverage associated with sustainability risks is generally less available or transparent in these markets.
Investments in emerging market countries may be subject to loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested in such countries.
Risk of Investing in Japan. Investing in Japanese issuers subjects a Fund to legal, regulatory, political, economic, currency, geographic and security risks that are specific to Japan. Japan’s economic growth rate has generally remained low relative to other advanced economies, and it may continue to remain low. Its economy depends heavily on international trade and government policy supporting its export market. Economic downturns or political instability in its key trading partners, which include the United States and China, could have an adverse effect on the Japanese economy. Currency fluctuations also could adversely impact Japan’s export market and its economy. If the Japanese government were to intervene in the currency market, as it has in the past, the yen’s value could fluctuate sharply and unpredictably, which could cause losses to investors.
Other risks to Japan’s economic growth and competitiveness include significant public debt and deficits as well as labor shortages due to an aging and declining population. In addition, Japan lacks many natural resources and relies heavily on imports of oil and other commodities. Price increases, shortages or volatility in commodities markets could have a negative effect on Japan’s economy. Other risks to the Japanese economy and financial markets include natural disasters and Japan’s relations with neighboring countries, which at times have been strained.
Risk of Investing in the U.K. Investing in U.K. issuers subjects a Fund to legal, regulatory, political, economic, currency, geographic and security risks that are specific to the U.K. Economic downturns or political instability in its key trading partners, which include the United States and other European countries, could have an adverse effect on the U.K. economy. Following Brexit, certain trading matters between the U.K. and the EU remain unresolved, including with respect to financial services. Continuing uncertainty regarding the U.K.’s relationship with the EU could have an adverse impact on the economy and currency of the United Kingdom. Other risks to the U.K.’s economic growth and competitiveness include high public debt and relatively low productivity.
Risk of Investing in the U.S. Investing in U.S. issuers involves legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. A decrease in imports or exports, changes in trade regulations, inflation, an economic recession, financial system stress, or political turmoil, among other risks, may have an adverse effect on the U.S. economy and the securities listed on U.S. exchanges. The U.S.
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is also subject to the risk of natural disasters, such as droughts, earthquakes, fires and floods. U.S. security risks include acts of terrorism, internal unrest and a deterioration in relations between the U.S. and certain countries. Any of these may adversely affect the U.S. economy, financial markets or issuers.
Governmental agencies project that the U.S. will maintain elevated public debt levels for the foreseeable future. Although elevated debt levels do not necessarily indicate or cause economic problems, the costs of servicing such debt may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system.
Securities Lending Risk. A Fund may engage in securities lending. Securities lending involves the risk that a Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund.
Small-Capitalization Companies Risk. Investments in small-capitalization companies may be riskier, less liquid, more volatile and more susceptible to economic, market and industry changes than investments in large- or mid-capitalization companies. Small-capitalization companies may have more limited product lines, markets, financial resources, personnel and management experience. As a result, they generally are more vulnerable than larger companies to adverse business and economic developments. Small-capitalization companies may have a short business track record, with relatively less information available to investors. The securities of smaller companies may trade less frequently and in lower volumes than the securities of larger companies. Some securities of smaller issuers may be illiquid or restricted as to resale, and their values may have significant volatility. A Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund’s obligations.
Small Fund Risk. When a Fund’s size is small, the Fund may experience low trading volume and wide bid/ask spreads. A Fund’s performance near its inception date may not represent how the Fund will perform in the future or with a larger asset base. In addition, a Fund may face the risk of being delisted if it does not meet certain requirements set by the listing exchange. If a Fund were required to delist from the listing exchange, the Fund’s value may rapidly decline and its performance may be negatively impacted. Any resulting liquidation of a Fund could lead to elevated transaction costs for the Fund and negative tax consequences for its shareholders.
Sustainability Risk. Sustainability risk is an inclusive term to designate investment risk (probability or uncertainty of occurrence of material losses relative to the expected return of an investment) that relates to environmental, social or governance issues.
Sustainability risk around environmental issues includes, but is not limited to, climate risk, both physical and transition risk. Physical risk arises from the physical effects of climate change, acute or chronic. For example, frequent and severe climate-related events can impact products and services and supply chains. Transition risk – whether policy, technology, market or reputation risk – arises from the adjustment to a low-carbon economy in order to mitigate climate change. Risks related to social issues can include, but are not limited to, labor rights and community relations. Governance-related risks can include but are not limited to risks around board independence, ownership and control, and audit and tax management. These risks can impact an issuer’s operational effectiveness and resilience as well as its public perception and reputation, affecting its profitability and, in turn, its capital growth and ultimately impacting the value of holdings in a Fund.
These are only examples of sustainability risk factors, and sustainability risk factors do not solely determine the risk profile of the investment. The relevance, severity, materiality and time horizon of sustainability risk factors and other risks can differ significantly across Funds.
Sustainability risk can manifest itself through different existing risk types including, but not limited to, market, liquidity, concentration, credit and asset-liability mismatch risk. For example, a Fund may invest in the securities of an issuer that could face potentially reduced revenues or increased expenditures from physical climate risk (e.g., decreased production capacity due to supply chain perturbations, lower sales due to demand shocks or higher operating or capital costs) or transition risk (e.g., decreased demand for carbon-intensive products and services or increased production costs due to changing input prices). As a result, sustainability risk factors may have a material impact on an investment, may increase volatility, may affect liquidity and may have an adverse impact on the value of shares of a Fund.
The impact of those risks may be higher for Funds with particular sectoral or geographic concentrations. For example, Funds with geographic concentration in locations susceptible to adverse weather conditions where the value of the investments in the Funds may be more susceptible to adverse physical climate events, or Funds with specific sectoral concentrations, such as investing in industries or issuers with high carbon intensity or high switching costs associated with the transition to low carbon alternatives, may be more impacted by climate transition risks.
All or a combination of these factors may have an unpredictable impact on a Fund’s investments. Under normal market conditions, such events could have a material impact on the value of shares of a Fund.
Assessments of sustainability risk are specific to the asset class and to a fund’s investment objective. Different asset classes require different data and tools to apply heightened scrutiny, assess materiality, and make meaningful differentiation among issuers and assets. To the extent consistent with a Fund’s investment objective, risks are considered and risk managed concurrently, by prioritizing in part based on materiality and on the Fund’s objective.
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The impacts of sustainability risk are likely to develop over time, and new sustainability risks may be identified as further data and information regarding sustainability factors and impacts become available.
Technology Companies Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources and personnel. These companies may face rapid product obsolescence as well as unexpected risks and costs related to new product introduction and technological developments, such as artificial intelligence and machine learning. Technology companies may be adversely affected by disruptions to supply chains and distribution networks as well as issues at third-party partners. They are heavily dependent on patent and other intellectual property rights, and the loss or impairment of these rights may adversely affect their profitability. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action. These companies also may be adversely affected by, among other things, actual or perceived security vulnerabilities or other defects in their products and services, which may result in lawsuits, government enforcement actions and other remediation costs.
Thematic Investing Risk. A Fund relies on the Index Provider to identify securities that reflect the relevant themes and sub-themes for inclusion in the Underlying Index. There is no guarantee that the Underlying Index or the Fund will reflect the intended theme and sub-theme exposures. The Fund’s performance may suffer if such securities are not correctly identified, if a theme or sub-theme develops in an unexpected manner, or if securities in the Underlying Index do not benefit from the development of a theme or sub-theme. A Fund’s performance may also be impacted if securities that are not related to the theme or sub-theme are included in the Underlying Index.
Tracking Error Risk. A Fund that tracks an index is subject to the risk of “tracking error,” which is the divergence of a Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in a Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by a Fund that the Underlying Index does not incur; a Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by a Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from a Fund’s obligation, if any, for foreign withholding taxes; the requirements for a Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index, such as during a rebalancing or reconstitution; and impacts to a Fund of complying with certain regulatory requirements or limits. A Fund that tracks an index composed of a large number of securities or other assets may experience greater tracking error than a Fund that tracks a more narrow index. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions.
U.S. Economic Risk. The U.S. is a significant trading partner of, or foreign investor in, a number of countries. As a result, the economic conditions of such countries may be particularly affected by changes in the U.S. economy, such as a decrease in U.S. imports or exports, changes in trade regulations, changes in the U.S. dollar exchange rate or an economic slowdown in the U.S. Any such event may have an adverse effect on the economies of U.S. trading partners and the securities issuers in such countries, which in turn could negatively impact a Fund’s investments. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system.
Utility Companies Risk. Utility infrastructure often requires significant capital expenditures, and utility companies may face high interest costs and difficulty in raising capital. Technological innovations may render existing equipment or products obsolete, and companies may experience difficulty in obtaining regulatory approval of new technologies. Utility operations may be disrupted by events that target or damage utility infrastructure, including natural disasters and cyber or other attacks. Utilities companies may be adversely affected by volatility in the price of certain energy resources.
Utility companies face risks from government regulation and oversight as well as from deregulation (if applicable). Regulators may monitor and control companies’ revenues and costs. There is no assurance that regulators will grant rate increases or that rate levels will be adequate to permit the payment of stock dividends or bond coupon payments. In addition, there may be regulatory restrictions on the ability of utility companies to enter new lines of business and geographic areas. Utility companies incur costs in complying with environmental and other regulations and may face significant challenges in obtaining regulatory approval for certain projects, such as nuclear power plants. Utility companies are at risk of liability for environmental harm and other types of damages. Energy conservation, climate change and other sustainability policies also may impact utility companies. Deregulation may subject companies to greater competition, may adversely affect their profitability and may lead them to engage in riskier ventures.
Valuation Risk. The price that a Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The price received by a Fund also may differ from the value used by the Underlying Index (if applicable). Because non-U.S. exchanges or markets may be open on days or during time periods when a Fund does not price its shares, the value of the securities or other assets in a Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares.
In addition, for purposes of calculating a Fund’s NAV, the value of assets denominated in non-U.S. currencies (if any) is translated into U.S. dollars at the prevailing market rates. For a Fund that tracks an Underlying Index, this may result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s
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performance and the performance of the Underlying Index. Authorized Participants that create or redeem Fund shares on days when a Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
Portfolio Holdings Information
A description of the policies and procedures with respect to the disclosure of the Funds’ portfolio securities and other assets (as applicable) is available in the applicable Statement of Additional Information (“SAI”). Each Fund discloses its portfolio holdings daily at www.iShares.com. Fact sheets providing information about each Fund’s top holdings are posted on www.iShares.com when available and may be requested by calling 1-800-iShares (1-800-474-2737).
Management of the Funds
Investment Adviser
As investment adviser, BFA has overall responsibility for the general management and administration of the Funds. BFA provides an investment program for the Funds and manages the investment of the Funds’ assets. In seeking to achieve the Funds’ respective investment objectives, BFA uses teams of portfolio managers, investment strategists and other investment specialists and may draw upon the trading, research and expertise of its affiliates. This team approach brings together many disciplines and leverages BFA’s extensive resources.
BFA is an indirect majority-owned subsidiary of BlackRock, Inc. (“BlackRock”) and is located at 400 Howard Street, San Francisco, CA 94105. As of September 30, 2025, BFA and its affiliates provided investment advisory services for assets of approximately $13.5 trillion.
From time to time, an employee of BlackRock may express views regarding a particular security or other instrument, asset class, company, industry, or market sector. Such views are the views of only that individual as of the time expressed. They do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Such views may change at any time based upon market or other conditions, and BlackRock has no responsibility to update such views. You should not rely on any such views as investment advice or as an indication of trading intent on behalf of a Fund.
Fees and Expenses
Pursuant to the Investment Advisory Agreement between BFA and the Trust (entered into on behalf of the Funds), BFA is responsible for substantially all expenses of each Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, and litigation expenses and any extraordinary expenses (as determined by a majority of the Trustees who are not “interested persons” of the Trust). Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.
A discussion regarding the basis for the approval by the Trust's Board of Trustees (the “Board”) of the Investment Advisory Agreement with BFA is available in the Funds' Form N-CSR filed with the SEC for the period ended July 31 and in the applicable financial statements and additional information documents posted at www.iShares.com.
For its investment advisory services to each Fund, for the fiscal year ended July 31, 2025, BFA was paid a management fee from each Fund, as a percentage of the Fund’s average daily net assets, net of any applicable waivers, at the annual rate set forth in the table below. If BFA has contractually agreed to waive a portion of its management fees for a Fund, the contractual waiver may be terminated prior to its expiration date only upon written agreement of the Trust and BFA. In addition, BFA may from time to time voluntarily waive and/or reimburse fees or expenses to reduce a Fund’s total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.

Fund	Management Fee
iShares Breakthrough Environmental Solutions ETF	0.47%
iShares Cybersecurity and Tech ETF	0.47%
iShares Energy Storage & Materials ETF	0.47%
iShares Future Exponential Technologies ETF	0.46%[1]
iShares Genomics Immunology and Healthcare ETF	0.47%
iShares Neuroscience and Healthcare ETF	0.47%
iShares Self-Driving EV and Tech ETF	0.47%
iShares U.S. Tech Breakthrough Multisector ETF	0.30%
1The management fee schedule for the Fund, including its breakpoint pricing arrangements, is described in the Fund’s Statement of Additional Information.
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Portfolio Managers
The Portfolio Managers for each Fund are responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their respective portfolio management teams to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy and overseeing members of their respective teams who have more limited responsibilities.
Jennifer Hsui, Matt Waldron, Peter Sietsema and Steven White are primarily responsible for the day-to-day management of the Funds.
Jennifer Hsui has been employed by BFA or its affiliates as a senior portfolio manager since 2007. She is a Managing Director of BlackRock, Inc.
Matt Waldron has been employed by BFA or its affiliates as a portfolio manager since 2003. He is a Managing Director of BlackRock, Inc.
Peter Sietsema has been employed by BFA or its affiliates as a portfolio manager since 2007. He is a Director of BlackRock, Inc.
Steven White has been employed by BFA or its affiliates as a portfolio manager since 2013. He is a Director of BlackRock, Inc.
Each Fund’s SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership (if any) of shares of the Funds.
Administrator, Custodian and Transfer Agent
The administrator, custodian and transfer agent for each Fund is indicated in the table below.
Fund	The Bank of New York Mellon	Citibank, N.A.	JPMorgan Chase Bank, N.A.	State Street Bank and Trust Company
iShares Breakthrough Environmental Solutions ETF*		✓
iShares Cybersecurity and Tech ETF*		✓
iShares Energy Storage & Materials ETF*		✓
iShares Future Exponential Technologies ETF*		✓
iShares Genomics Immunology and Healthcare ETF*		✓
iShares Neuroscience and Healthcare ETF*		✓
iShares Self-Driving EV and Tech ETF*		✓
iShares U.S. Tech Breakthrough Multisector ETF			✓
*JPMorgan Chase Bank, N.A. serves as custodian for the Fund in connection with certain securities lending activities.
Conflicts of Interest
The investment activities of BFA and its affiliates (including BlackRock and its subsidiaries (collectively, the “Affiliates”)), and their respective directors, officers or employees, in managing their own accounts and other accounts, may present conflicts of interest that could disadvantage a Fund and its shareholders.
BFA and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and in the ordinary course of business may engage in activities in which their interests or the interests of other clients may conflict with those of a Fund. BFA and its Affiliates act, or may act, as an investor, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, trader, lender, index provider, agent and/or principal. BFA and its Affiliates may have other direct and indirect interests in securities, currencies, commodities, derivatives and other assets in which a Fund may directly or indirectly invest.
BFA and its Affiliates may engage in proprietary trading and advise accounts and other funds that have investment objectives similar to those of a Fund and/or that engage in and compete for transactions in the same or similar types of securities, currencies and other assets as are held by a Fund. This may include transactions in securities issued by other open-end and closed-end investment companies, including investment companies that are affiliated with the Fund and BFA, to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”). The trading activities of BFA and its Affiliates are carried out without reference to positions held directly or indirectly by a Fund. These activities may result in BFA or an Affiliate having positions in assets that are senior or junior to, or that have interests different from or adverse to, the assets held by a Fund.
A Fund may invest in securities issued by, or engage in other transactions with, entities with which an Affiliate has significant debt or equity investments or other interests. A Fund may also invest in issuances (such as debt offerings or structured notes) for which an Affiliate is compensated for providing advisory, cash management or other services. A Fund also may invest in securities of, or engage in other transactions with, entities for which an Affiliate provides or may provide research coverage or other analysis.
An Affiliate may have business relationships with, and receive compensation from, distributors, consultants or others who recommend a Fund or who engage in transactions with or for a Fund.
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Neither BlackRock nor any Affiliate is under any obligation to share any investment opportunity, idea or strategy with a Fund. As a result, an Affiliate may compete with a Fund for appropriate investment opportunities. The results of a Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate. It is possible that a Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.
In addition, a Fund may enter into transactions in which BFA or an Affiliate or their directors, officers, employees or clients have an adverse interest. A Fund may be adversely impacted by the effects of transactions undertaken by BFA or an Affiliate or their directors, officers, employees or clients.
From time to time, BlackRock or its advisory clients (including other funds and accounts) may, subject to compliance with applicable law, purchase and hold shares of a Fund. The price, availability, liquidity, and (in some cases) expense ratio of a Fund may be impacted by purchases and sales of the Fund by BlackRock or its advisory clients.
A Fund’s activities may be limited because of regulatory restrictions applicable to BFA or an Affiliate or their policies designed to comply with such restrictions.
Under a securities lending program approved by the Board, the Funds have retained BTC, an Affiliate of BFA, to serve as their securities lending agent to the extent that they participate in the securities lending program. For these services, the securities lending agent will receive a fee from the participating Fund based on the returns earned on the Fund’s lending activities, including investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which a Fund may lend its portfolio securities under the securities lending program.
Under an ETF Services Agreement, certain Funds have retained BlackRock Investments, LLC (the “Distributor” or “BRIL”), an Affiliate of BFA, to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL has engaged Citibank, N.A. (“Citibank”) as a subcontractor to provide certain ETF Services. BRIL retains a portion of the standard transaction fee received from Authorized Participants on each creation or redemption order from the Authorized Participant for the ETF Services provided. BlackRock collaborated with, and received payment from, Citibank on the design and development of the ETF Services platform. Citibank has, and from time to time may develop, additional relationships with BlackRock or funds managed by BFA and its Affiliates.
BlackRock and its Affiliates may benefit from a Fund using a BlackRock index by creating increasing acceptance in the marketplace for such indexes. BlackRock and its Affiliates are not obligated to license an index to a Fund, and no Fund is under an obligation to use a BlackRock index. The terms of a Fund’s index licensing agreement with BlackRock or its Affiliates may not be as favorable as the terms offered to other licensees.
The activities of BFA and its Affiliates and their respective directors, officers or employees may give rise to other conflicts of interest that could disadvantage a Fund and its shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest. Please see the SAI for further information.
Shareholder Information
Additional shareholder information, including how to buy and sell shares of the Funds, is available free of charge by calling toll-free 1-800-iShares (1-800-474-2737) or visiting www.iShares.com.
Buying and Selling Shares
Transactions in shares of the Funds occur in the primary market and the secondary market. Primary market transactions, known as “creations” and “redemptions,” occur only between the Funds and Authorized Participants (i.e., financial institutions that are authorized to participate in such transactions), as described in the Creations and Redemptions section below.
Fund shares are listed on U.S. national securities exchanges, where they can be bought and sold throughout the trading day at market prices, like shares of other publicly traded companies. A Fund’s shares may also be available in other secondary markets, such as on non-U.S. exchanges and through funds or structured investment vehicles similar to depositary receipts. The Funds do not impose any minimum investment for Fund shares purchased on an exchange or otherwise in the secondary market.
Buying or selling Fund shares on an exchange or other secondary market generally involves two types of costs that are common in securities transactions. First, when buying or selling Fund shares through a broker, you may incur a brokerage commission and other charges. The commission is frequently a fixed amount; it may be a significant proportional cost if you are seeking to buy or sell small amounts of shares. Second, you may incur the cost of the “spread,” which is any difference between the bid price and the ask price for the shares. The spread varies over time based on a Fund’s trading volume and market liquidity. Generally, the spread is smaller if a Fund has high trading volume and market liquidity, and larger if a Fund has lower trading volume and market liquidity. The latter is often the case for newly launched or smaller funds. A Fund’s spread may also be impacted by the liquidity (or lack thereof) of the underlying securities or other assets held by the Fund, particularly for newly launched or smaller funds, or by instances of significant volatility of the underlying assets.
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The U.S. national securities exchanges that list Fund shares are open for trading Monday through Friday and are closed on weekends and the following holidays (or the days on which they are observed): New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Investments in Investment Companies
Section 12(d)(1) of the 1940 Act generally restricts investments by investment companies, including foreign and unregistered investment companies, in the securities of other investment companies. For example, a registered investment company (the “Acquired Fund”), such as the Funds, may not knowingly sell or otherwise dispose of any security issued by the Acquired Fund to any investment company (the “Acquiring Fund”) or any company or companies controlled by the Acquiring Fund if, immediately after such sale or disposition: (i) more than 3% of the total outstanding voting stock of the Acquired Fund is owned by the Acquiring Fund and any company or companies controlled by the Acquiring Fund, or (ii) more than 10% of the total outstanding voting stock of the Acquired Fund is owned by the Acquiring Fund and other investment companies and companies controlled by them.
Notwithstanding the foregoing, registered investment companies are permitted to invest in a Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in Rule 12d1-4 under the 1940 Act. To make such an investment in an Acquired Fund, a registered investment company must, among other things, enter into an agreement with the Trust. If an Acquired Fund invests significantly in other registered investment companies in reliance on Rule 12d1-4, an Acquiring Fund will not be permitted to rely on Rule 12d1-4 and invest in the Fund beyond the Section 12(d)(1) limits. Any investment company interested in purchasing shares of a Fund beyond the limits set forth in Section 12(d)(1) should contact BFA.
Foreign investment companies are permitted to invest in a Fund only up to the limits set forth in Section 12(d)(1), subject to any applicable SEC no-action relief.
Book Entry
Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”), which serves as the securities depository for shares of the Funds, or its nominee is the record owner of, and holds legal title to, all outstanding shares of the Funds.
Investors owning Fund shares are beneficial owners as shown on the records of DTC or its participants. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Fund shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of Fund shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities held in book-entry or “street name” form.
Share Prices
The trading prices of a Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and are affected by various factors, such as the supply of and demand for ETF shares and the securities or other assets held by a Fund as well as other market and economic conditions.
Determination of Net Asset Value
The NAV of a Fund normally is determined once daily Monday through Friday, on each day that the New York Stock Exchange (“NYSE”) is open for trading. The NAV generally is determined as of the close of the NYSE’s regular trading hours, normally 4:00 p.m. Eastern time, based on prices at the time of closing.
Any Fund assets or liabilities that are denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers.
The NAV of a Fund is calculated by dividing the value of the Fund’s net assets (i.e., the value of its total assets, including the value of any underlying fund shares in which the Fund invests, less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent. The value of a Fund’s assets and liabilities is determined pursuant to BFA’s valuation policies and procedures. BFA has been designated by the Board as the valuation designee for each Fund pursuant to Rule 2a-5 under the Investment Company Act.
Equity securities and other equity instruments (except ETF options, equity index options or those that are customized) for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) that are not traded on an exchange are valued at net asset value. Shares of underlying ETFs and closed-end funds that trade on exchanges are valued at their most recent market closing price.
Fixed-income securities and certain derivative instruments are valued using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Funds’ approved independent third-party pricing services, each in accordance with BFA’s valuation policies and procedures. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round
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lot size, but a Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a Fund. The amortized cost method of valuation may be used with respect to debt obligations with 60 days or less remaining to maturity unless BFA determines in good faith that such method does not represent fair value.
Generally, trading in certain instruments (e.g., non-U.S. securities, money market instruments, etc.) is substantially completed each day at various times prior to the close of the NYSE’s regular trading hours. The values of such instruments used in computing a Fund’s NAV are determined as of such times.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Customized exchange-traded equity options, ETF options, equity index options and other derivatives may be valued using a mathematical model that may incorporate a number of market data factors.
When market quotations are not readily available or are believed by BFA to be unreliable, BFA will fair value a Fund’s investments in accordance with its policies and procedures. Fair value represents a good faith approximation of the value of an asset or liability. It is the amount that the Fund might reasonably expect to receive from the current sale of an asset or the cost to extinguish a liability in an arm’s-length transaction.
BFA may conclude that a market quotation is not readily available or is unreliable if:
■
An asset or liability does not have a price source due to its lack of trading or other reasons;
■
A market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value;
■
An asset or liability is thinly traded;
■
There is a significant event subsequent to the most recent market quotation; or
■
The trading market on which an instrument is listed is suspended or closed and no appropriate alternative trading market is available.
A “significant event” is deemed to occur if BFA determines, in its reasonable business judgment prior to or at the time of pricing a Fund’s assets or liabilities, that the event is likely to cause a material change to the last exchange closing price or closing market price of one or more of the Fund’s assets or liabilities.
Valuing a Fund’s investments using fair value pricing may result in prices that differ from current market valuations and that may not be the prices at which those investments could have been sold during the period for which the particular fair values were used. For an index Fund, the use of both fair value prices and current market valuations in a particular NAV calculation could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index. This could, in turn, result in a difference between the Fund’s performance and the performance of its underlying index.
Dividends and Distributions
General Policies. A Fund generally declares and pays dividends from net investment income, if any, at least once a year. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for a Fund. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a regulated investment company (“RIC”) or to avoid the imposition of income or excise taxes on undistributed income or realized gains.
Dividends and other distributions on Fund shares are distributed on a pro rata basis to beneficial owners of the shares. Dividend payments and other distributions are made through DTC participants and indirect participants to beneficial owners then of record with proceeds received from the Funds.
Dividend Reinvestment Service. No dividend reinvestment service is provided by the Trust. Broker-dealers may make the DTC book-entry Dividend Reinvestment Program available to beneficial owners of Fund shares for the reinvestment of distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation. Brokers may require beneficial owners to adhere to specific procedures and timetables. If the program is used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Fund shares purchased in the secondary market.
Note on Tax Information. The following sections summarize some of the consequences under current U.S. federal tax law of an investment in a Fund. This information is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of Fund shares. Distributions that are attributable to interest from U.S. federal government obligations may be exempt from certain state and local tax. Consult your personal tax advisor about the potential tax consequences of an investment in Fund shares under all applicable tax laws.
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Taxes
As with any investment, you should consider how your investment in shares of a Fund will be taxed, including possible tax consequences when a Fund makes distributions or when you sell Fund shares. The tax information in this Prospectus is provided as general information, based on current law. You should consult your own tax professional about the tax consequences of an investment in shares of a Fund. There is no guarantee that shares of a Fund will receive certain regulatory or accounting treatment.
Taxes on Fund Distributions
Shareholders in a Fund will receive information after the end of each calendar year setting forth the amount of dividends and long-term capital gains distributed to them by the Fund during the prior year, if any. Likewise, the amount of tax-exempt income, if any, that a Fund distributes will be reported. Such income must be reported on the shareholder’s U.S. federal income tax return.
In general, distributions are subject to U.S. federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.
Capital Gains. Distributions from a Fund’s net investment income (other than qualified dividend income or from net tax-exempt income, if any), including distributions of income from securities lending and distributions out of a Fund’s net short-term capital gains, if any, are taxable to you as ordinary income. Distributions by a Fund of net long-term capital gains, if any, in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held the Fund’s shares. Long-term capital gains and qualified dividend income are generally eligible for taxation at preferential rates for non-corporate shareholders. However, different preferential rates may apply depending on the type of capital gains, such as Fund distributions of certain amounts received from real estate investment trusts (“REITs”), if any.
Return of Capital. If a Fund’s distributions exceed current and accumulated earnings and profits, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold. Once a shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gains, if the shareholder holds shares of the Fund as capital assets. Distributions in excess of a Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to shareholders and will not constitute nontaxable returns of capital.
Qualified Dividend Income. Distributions by a Fund that qualify as qualified dividend income, if any, are taxable to you at long-term capital gain rates. Dividends will be qualified dividend income to you if they are attributable to qualified dividend income received by a Fund. Generally, qualified dividend income includes dividend income from stock issued by taxable U.S. corporations and qualified non-U.S. corporations, provided that the Fund satisfies certain holding period requirements and has not hedged its position in the stock in certain ways. For this purpose, a qualified non-U.S. corporation means any non-U.S. corporation that is eligible for benefits under a comprehensive income tax treaty with the U.S., which includes an exchange of information program, or if the stock with respect to which the dividend was paid is readily tradable on an established U.S. securities market. The term excludes a corporation that is a passive foreign investment company.
Dividends received by a Fund from a RIC, if any, generally are qualified dividend income only to the extent that such dividend distributions are made out of qualified dividend income received by such RIC. Additionally, it is expected that dividends received by a Fund from a REIT, if any, and distributed to a shareholder generally will be taxable to the shareholder as ordinary income. However, a Fund may report dividends eligible for a 20% “qualified business income” deduction for non-corporate U.S. shareholders to the extent that the Fund’s income is derived from ordinary REIT dividends, reduced by allocable Fund expenses.
For a dividend to be treated as qualified dividend income, the dividend must be received with respect to a share of stock held without being hedged by the relevant Fund, and with respect to a share of the Fund held without being hedged by you, for 61 days during the 121-day period beginning at the date that is 60 days before the date on which such share becomes ex-dividend with respect to such dividend or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date.
Fund distributions, to the extent attributable to dividends from U.S. corporations, will be eligible for the dividends received deduction for Fund shareholders that are corporations, subject to certain hedging and holding requirements.
Substitute dividends received by a Fund with respect to dividends paid on securities lent out, if any, will not be qualified dividend income.
Medicare Tax. A 3.8% U.S. federal Medicare contribution tax is imposed on “net investment income,” including, but not limited to, interest, dividends, and net gain, of U.S. individuals with income exceeding $200,000 (or $250,000 if married and filing jointly) and of estates and trusts.
Alternative Minimum Tax. The AMT is a separate U.S. federal tax system that operates in parallel to the regular federal income tax system but eliminates many deductions and exclusions. The AMT has different tax rates and treats as taxable certain types of income that are nontaxable for regular income tax purposes, such as the interest on certain “private activity” municipal bonds. If a taxpayer’s overall AMT liability is higher than regular income tax liability, then the taxpayer owes the regular income tax liability plus the difference between the AMT liability and the regular income tax liability.
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Original Issue Discount and Inflation-Related Adjustments
Accruals of “original issue discount” on bonds that a Fund acquires at a discount and adjustments for inflation to the principal amount of an inflation-protected U.S. Treasury bond held by a Fund may be included for tax purposes in the Fund’s gross income, even though no cash attributable to such gross income has at that point been received by the Fund. In such event, the Fund may be required to make annual distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, the Fund may be required to raise cash by selling portfolio investments. The sale of such investments could result in capital gains to the Fund and additional capital gains distributions to Fund shareholders. In addition, any deflation-related adjustments during the taxable year to an inflation-indexed bond held by a Fund may cause amounts distributed in the taxable year as income to be characterized as a return of capital.
Market Discount Bonds
Any market discount recognized on a bond, including a tax-exempt interest bond, is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. To the extent that a Fund does not include the market discount in income as it accrues, gains on the Fund’s disposition of such an obligation will be treated as ordinary income rather than capital gains to the extent of the accrued market discount.
Derivatives and Other Complex Instruments
A Fund may invest in derivatives and other complex instruments, and such investments may be subject to special and complicated rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gains, accelerate the recognition of income to a Fund or defer a Fund’s ability to recognize losses. In addition, these rules may affect the amount, timing or character of income distributed to you by a Fund. You should consult your personal tax advisor regarding the application of these rules.
Non-U.S. Income Taxes
Dividends, interest and capital gains (if any) earned by a Fund with respect to securities issued by non-U.S. issuers may give rise to withholding, capital gains and other taxes imposed by non-U.S. countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If, at the close of a year, more than 50% of a Fund’s total assets consist of non-U.S. stocks or securities (generally, for this purpose, depositary receipts, no matter where traded, of non-U.S. companies are treated as “non-U.S.”), generally the Fund may “pass through” to you certain non-U.S. income taxes, including withholding taxes, paid by the Fund. This means that you would be considered to have received as an additional dividend your share of such non-U.S. taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income or, subject to certain limitations, a credit in calculating your U.S. federal income tax. No deduction for such taxes will be permitted to individuals in computing their alternative minimum tax liability. If a Fund does not pass through non-U.S. taxes, the Fund will be entitled to claim a deduction for certain foreign taxes that it incurs.
Under certain circumstances, if a Fund receives a refund of foreign taxes paid with respect to a prior year, the value of Fund shares could be affected or any foreign tax credits or deductions passed through to shareholders with respect to the Fund’s foreign taxes for the current year could be reduced.
If, at the close of the year, more than 50% of a Fund’s total assets consist of stocks or securities issued by non-U.S. issuers, including depositary receipts (no matter where traded) of non-U.S. companies, or, at the close of each quarter, more than 50% of a Fund’s total assets consist of shares of an Underlying Fund, the Fund may “pass-through” to you certain non-U.S. income taxes (including withholding taxes) paid by the Fund or, if its assets meet these requirements, the Underlying Fund.
For purposes of foreign tax credits for U.S. shareholders of a Fund, foreign capital gains taxes may not produce associated foreign source income, limiting the availability of such credits for U.S. persons.
Non-U.S. Shareholders
If you are neither a resident nor a citizen of the U.S. or if you are a non-U.S. entity (other than a pass-through entity to the extent owned by U.S. persons), a Fund’s ordinary income dividends, if any, generally will be subject to a 30% U.S. federal withholding tax, unless a lower treaty rate applies. However, withholding tax generally will not apply to any gain or income realized by a non-U.S. shareholder upon the sale or other disposition of Fund shares or with respect to certain distributions paid to a non-U.S. shareholder and reported by the Fund as capital gain dividends, interest-related dividends or short-term capital gain dividends.
Separately, a 30% withholding tax may be imposed on Fund distributions (if any) paid to certain foreign entities, unless such entities comply, or are deemed compliant, with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts.
Backup Withholding
If you are a resident or a citizen of the U.S. and you have not provided a taxpayer identification number or social security number and made other required certifications, by law, backup withholding at a 24% rate will apply to Fund distributions and proceeds (if any).
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Securities Lending
If your shares of a Fund are loaned out pursuant to a securities lending arrangement, you may lose the ability to treat Fund dividends that are paid while the shares are held by the borrower as qualified dividend income, and you may lose the ability to use non-U.S. tax credits passed through by the Fund.
Fund of Funds
If a Fund invests in an Underlying Fund, short-term capital gains earned by the Underlying Fund, if any, will be ordinary income when distributed to the Fund and will not be offset by the Fund’s capital losses. To the extent such Fund is expected to invest in an Underlying Fund, the Fund’s realized losses on sales of shares of the Underlying Fund may be indefinitely or permanently deferred as “wash sales.” Capital loss carryforwards of the Underlying Fund, if any, will not offset net capital gains of the Fund.
Taxes on the Sale of Exchange-Listed Fund Shares
Any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term capital gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares that have been held for one year or less is generally treated as a short-term capital gain or loss. However, any capital loss on a sale of Fund shares held for six months or less is treated as a long-term capital loss to the extent that capital gain dividends were paid with respect to such shares. Any such capital gains, including from sales of Fund shares or from capital gain dividends, are included in “net investment income” for purposes of the 3.8% U.S. federal Medicare contribution tax mentioned above.
Creations and Redemptions
Prior to being traded in the secondary market, Fund shares are “created” at NAV by Authorized Participants (i.e., market makers, large investors and other financial institutions) in block-size Creation Units or multiples thereof. Fund shares are created or redeemed only in Creation Units, and only Authorized Participants may create or redeem Creation Units with the Funds.
Each Authorized Participant is a member or participant of a clearing agency registered with the SEC and has entered into a written agreement with the Funds’ Distributor, an affiliate of BFA. The agreement allows the Authorized Participant to place orders for the purchase and redemption of Creation Units. Authorized Participants may create or redeem Creation Units for their own accounts or for customers, including, without limitation, affiliates of the Funds. Creation transactions are subject to acceptance by the Distributor and the relevant Fund.
Generally, there are three transaction methods for creating and redeeming Fund shares: in-kind securities (“in-kind”), partial cash and all cash.
In-Kind. In a creation transaction, an Authorized Participant deposits into a Fund a “creation basket,” which is a portfolio of securities or other assets designated by the Fund, as well as a cash amount. The Authorized Participant receives a specified number of Creation Units in return. In a redemption transaction, an Authorized Participant deposits Creation Units with a Fund and receives from the Fund a “redemption basket,” which is a portfolio of securities or other assets designated by the Fund, as well as a cash amount.
Partial Cash. In a creation transaction, an Authorized Participant deposits into a Fund a creation basket and a cash amount, including cash that replaces a security or other asset in the creation basket, in exchange for Creation Units. In a redemption transaction, an Authorized Participant deposits Creation Units with a Fund and receives from the Fund a redemption basket and a cash amount, including cash that replaces a security or other asset in the redemption basket.
All Cash. In a creation transaction, an Authorized Participant deposits into a Fund an amount of cash specified by the Fund in exchange for Creation Units. In a redemption transaction, an Authorized Participant deposits Creation Units with a Fund and receives from the Fund a specified amount of cash.
The creation and redemption baskets for a Fund may differ in composition, and certain iShares ETFs accept “custom baskets.” More information about custom baskets is provided in the Funds’ SAI.
Each Fund generally engages in creation and redemption transactions according to the method indicated in the table below. In certain circumstances, however, a Fund may use another transaction method (e.g., an in-kind Fund may transact partially or fully in cash).

Fund	In-Kind	Partial Cash	All Cash
iShares Breakthrough Environmental Solutions ETF		✓
iShares Cybersecurity and Tech ETF		✓
iShares Energy Storage & Materials ETF		✓
iShares Future Exponential Technologies ETF		✓
iShares Genomics Immunology and Healthcare ETF		✓
iShares Neuroscience and Healthcare ETF		✓
32

Fund	In-Kind	Partial Cash	All Cash
iShares Self-Driving EV and Tech ETF		✓
iShares U.S. Tech Breakthrough Multisector ETF	✓
The prices at which creations and redemptions occur are based on the next calculation of a Fund’s NAV after a creation or redemption order is tendered in an acceptable form under the Authorized Participant agreement. In the event of a system failure or other interruption, including disruptions at market makers or Authorized Participants, creation and redemption orders may not be executed according to a Fund’s instructions or may not be executed at all.
Additional information about the creation and redemption of Creation Units (including the cut-off times for the receipt of creation and redemption orders) is included in the Funds’ SAI.
The Funds do not impose restrictions on the frequency of purchases and redemptions of Fund shares directly with a Fund. The Board determined not to adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of Fund shares because each Fund generally sells and redeems its shares directly through transactions that are in-kind and/or for cash, with a deadline for placing cash-related transactions no later than the close of the primary markets for the Fund’s portfolio securities. However, the Funds have taken certain measures (e.g., imposing transaction fees on purchases and redemptions of Creation Units and reserving the right to reject purchases of Creation Units under certain circumstances) to minimize the potential consequences of frequent cash purchases and redemptions by Authorized Participants, such as increased tracking error, disruption of portfolio management, dilution to the Funds, and/or increased transaction costs. Further, the vast majority of trading in Fund shares occurs on the secondary market, which does not involve the Funds directly, and such trading is unlikely to cause many of the harmful effects of frequent cash purchases or redemptions of Fund shares.
To the extent a Fund engages in in-kind transactions, the Fund intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined in Rule 144A under the 1933 Act, will not be able to receive restricted securities eligible for resale under Rule 144A.
Because Fund shares may be created and issued on an ongoing basis, at any point during the life of a Fund a “distribution,” as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.
Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.
Householding
Householding is an option available to certain Fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Abu Dhabi Global Market Disclosures
The following applies with respect to iShares Energy Storage & Materials ETF:
This Prospectus may not be distributed in or from the Abu Dhabi Global Market except to such persons meeting the “Professional Client” criteria set out in Rule 2.4.1 of the conduct of business rules (“COBs”) in the Financial Services Regulatory Authority of the Abu Dhabi Global Market (“FSRA”) handbook. This Prospectus and any related document are strictly not directed to any person who would be considered a “Retail Client” in the ADGM under the COBs.
No Fund is subject to any form of regulation or approval by the FSRA. The FSRA accepts no responsibility for reviewing or verifying the Prospectus or any other documents in connection with any Fund. Accordingly, the FSRA has not approved this Prospectus or any other associated documents nor taken any steps to verify the information set out in this Prospectus and has no responsibility for it.
The shares of a Fund may be illiquid and/or subject to restrictions on their resale with respect to Professional Clients in the ADGM. Prospective investors should conduct their own due diligence on a Fund.
If you do not understand the contents of this Prospectus, you should consult your personal financial advisor.
33

Distribution
The Distributor or its agent distributes Creation Units for the Funds on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor has no role in determining the policies of the Funds or the securities or other assets (as applicable) that are purchased or sold by the Funds. The Distributor’s principal address is 50 Hudson Yards, New York, NY 10001.
BFA or its affiliates make payments to broker-dealers, registered investment advisers, banks or other intermediaries (together, “intermediaries”) related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, data provision services, or their making shares of the Funds available to their customers generally and in certain investment programs. Such payments, which may be significant to the intermediary, are not made by the Funds. Rather, such payments are made by BFA or its affiliates from their own resources, which come directly or indirectly in part from fees paid by the Funds. Payments of this type are sometimes referred to as revenue-sharing payments. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the payments or other financial incentives the intermediary is eligible to receive. Therefore, such payments or other financial incentives that are offered or made to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend the Funds over another investment. More information regarding these payments is contained in the applicable SAI. Please contact your salesperson or other investment professional for more information regarding any such payments that their firm may receive from BFA or its affiliates.
Financial Highlights
The financial highlights table for each Fund is intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the period since the Fund’s inception. Certain information reflects financial results for a single Fund share. The total return information represents the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, is included in each Fund’s Form N-CSR (available upon request).
34

For a share outstanding throughout each period:

	iShares Breakthrough Environmental Solutions ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Period From 03/28/23(a) to 07/31/23
Net asset value, beginning of period	$20.92	$27.20	$25.16
Net investment income(b)	0.12	0.14	0.15
Net realized and unrealized gain (loss)(c)	0.20	(5.45)	1.99
Net increase (decrease) from investment operations	0.32	(5.31)	2.14
Distributions(d)
From net investment income	(0.19)	(0.15)	(0.10)
From net realized gain	—	(0.82)	—
Total distributions	(0.19)	(0.97)	(0.10)
Net asset value, end of period	$21.05	$20.92	$27.20
Total Return(e)
Based on net asset value	1.59%	(19.71)%	8.54%(f)
Ratios to Average Net Assets(g)
Total expenses	0.47%	0.47%	0.47%(h)
Net investment income	0.60%	0.65%	1.72%(h)
Supplemental Data
Net assets, end of period (000)	$3,368	$3,347	$4,351
Portfolio turnover rate(i)	61%	68%	9%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
For a share outstanding throughout each period:

	iShares Cybersecurity and Tech ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$46.81	$39.47	$36.73	$43.87	$33.69
Net investment income(a)	0.03	0.17	0.01	0.26	0.02
Net realized and unrealized gain (loss)(b)	4.20	7.22	2.77	(7.13)	10.22
Net increase (decrease) from investment operations	4.23	7.39	2.78	(6.87)	10.24
Distributions from net investment income(c)	(0.10)	(0.05)	(0.04)	(0.27)	(0.06)
Net asset value, end of year	$50.94	$46.81	$39.47	$36.73	$43.87
Total Return(d)
Based on net asset value	9.03%	18.73%	7.57%	(15.73)%	30.42%
Ratios to Average Net Assets(e)
Total expenses	0.47%	0.47%	0.47%	0.47%	0.47%
Net investment income	0.07%	0.38%	0.02%	0.62%	0.04%
Supplemental Data
Net assets, end of year (000)	$916,853	$863,631	$617,629	$539,889	$616,394
Portfolio turnover rate(f)	25%	27%	39%	44%	38%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
35

For a share outstanding throughout each period:

	iShares Energy Storage & Materials ETF
	Year Ended 07/31/25	Period From 03/19/24(a) to 07/31/24
Net asset value, beginning of period	$24.00	$25.06
Net investment income(b)	0.30	0.23
Net realized and unrealized loss(c)	(0.45)	(1.11)
Net decrease from investment operations	(0.15)	(0.88)
Distributions from net investment income(d)	(0.33)	(0.18)
Net asset value, end of period	$23.52	$24.00
Total Return(e)
Based on net asset value	(0.53)%	(3.52)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.47%	0.47%(h)
Net investment income	1.33%	2.59%(h)
Supplemental Data
Net assets, end of period (000)	$6,584	$6,719
Portfolio turnover rate(i)	23%	40%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
For a share outstanding throughout each period:

	iShares Future Exponential Technologies ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$59.28	$58.48	$52.01	$63.91	$47.25
Net investment income(a)	0.42 (b)	0.34	0.32 (b)	0.44	0.52
Net realized and unrealized gain (loss)(c)	6.71	0.72	6.44	(11.84)	16.61
Net increase (decrease) from investment operations	7.13	1.06	6.76	(11.40)	17.13
Distributions from net investment income(d)	(0.44)	(0.26)	(0.29)	(0.50)	(0.47)
Net asset value, end of year	$65.97	$59.28	$58.48	$52.01	$63.91
Total Return(e)
Based on net asset value	12.07%(b)	1.84%	13.05%(b)	(17.91)%	36.33%
Ratios to Average Net Assets(f)
Total expenses	0.47%	0.46%	0.46%	0.46%	0.46%
Total expenses excluding professional fees for foreign withholding tax claims	0.46%	N/A	0.46%	0.46%	N/A
Net investment income	0.69%(b)	0.60%	0.62%(b)	0.74%	0.91%
Supplemental Data
Net assets, end of year (000)	$3,410,770	$3,420,687	$3,467,600	$3,159,642	$3,914,578
Portfolio turnover rate(g)	43%	45%	45%	69%	23%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2025 and July 31, 2023 respectively:
•Net investment income per share by $0.03 and $0.01.
•Total return by 0.05% and 0.01%.
•Ratio of net investment income to average net assets by 0.04% and 0.01%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
36

For a share outstanding throughout each period:

	iShares Genomics Immunology and Healthcare ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$24.85	$23.97	$31.64	$50.05	$37.28
Net investment income(a)	0.20 (b)	0.14 (b)	0.10 (b)	0.14	0.08
Net realized and unrealized gain (loss)(c)	(3.60)	1.02	(7.70)	(18.16)	12.78
Net increase (decrease) from investment operations	(3.40)	1.16	(7.60)	(18.02)	12.86
Distributions from net investment income(d)	(0.26)	(0.28)	(0.07)	(0.39)	(0.09)
Net asset value, end of year	$21.19	$24.85	$23.97	$31.64	$50.05
Total Return(e)
Based on net asset value	(13.72)%(b)	4.98%(b)	(24.04)%(b)	(36.11)%	34.49%
Ratios to Average Net Assets(f)
Total expenses	0.47%	0.48%	0.47%	0.47%	0.47%
Total expenses excluding professional fees for foreign withholding tax claims	0.47%	0.47%	0.47%	N/A	N/A
Net investment income	0.88%(b)	0.63%(b)	0.39%(b)	0.35%	0.16%
Supplemental Data
Net assets, end of year (000)	$109,105	$140,405	$144,994	$199,334	$327,818
Portfolio turnover rate(g)	49%	51%	45%	59%	52%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2025, July 31, 2024 and July 31, 2023 respectively:
•Net investment income per share by $0.01, $0.01 and $0.01.
•Total return by 0.01%, 0.05% and 0.03%.
•Ratio of net investment income to average net assets by 0.03%, 0.04% and 0.04%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
For a share outstanding throughout each period:

	iShares Neuroscience and Healthcare ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Period From 08/24/22(a) to 07/31/23
Net asset value, beginning of period	$25.71	$24.63	$25.25
Net investment income (loss)(b)	0.03	0.01	(0.02)
Net realized and unrealized gain (loss)(c)	(2.31)	1.08	(0.59)
Net increase (decrease) from investment operations	(2.28)	1.09	(0.61)
Distributions(d)
From net investment income	(0.10)	(0.01)	—
Return of capital	—	—	(0.01)
Total distributions	(0.10)	(0.01)	(0.01)
Net asset value, end of period	$23.33	$25.71	$24.63
Total Return(e)
Based on net asset value	(8.93)%	4.43%	(2.45)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.47%	0.47%	0.47%(h)
Net investment income (loss)	0.10%	0.05%	(0.08)%(h)
Supplemental Data
Net assets, end of period (000)	$3,499	$3,857	$4,925
Portfolio turnover rate(i)	52%	47%	61%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
37

For a share outstanding throughout each period:

	iShares Self-Driving EV and Tech ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$29.43	$45.76	$40.90	$49.91	$29.69
Net investment income(a)	0.35	0.61	0.95 (b)	0.54	0.50
Net realized and unrealized gain (loss)(c)	3.63	(16.20)	4.68	(8.71)	20.04
Net increase (decrease) from investment operations	3.98	(15.59)	5.63	(8.17)	20.54
Distributions from net investment income(d)	(0.68)	(0.74)	(0.77)	(0.84)	(0.32)
Net asset value, end of year	$32.73	$29.43	$45.76	$40.90	$49.91
Total Return(e)
Based on net asset value	13.73%(f)	(34.17)%	14.17%	(16.54)%	69.28%
Ratios to Average Net Assets(g)
Total expenses	0.48%	0.47%	0.47%	0.47%	0.47%
Total expenses excluding professional fees for foreign withholding tax claims	0.47%	N/A	N/A	N/A	N/A
Net investment income	1.17%(f)	1.83%	2.48%(b)	1.16%	1.10%
Supplemental Data
Net assets, end of year (000)	$150,552	$197,175	$494,207	$466,295	$429,185
Portfolio turnover rate(h)	51%	38%	85%	41%	24%
(a) Based on average shares outstanding.
(b) Includes a special distribution from Volkswagen AG. Excluding such special distribution, the net investment income would have been $0.72 per share and 1.89% of average net assets.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2025:
•Total return by 0.02%.
•Ratio of net investment income to average net assets by 0.02%.

(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Portfolio turnover rate excludes in-kind transactions, if any.
For a share outstanding throughout each period:

	Shares U.S. Tech Breakthrough Multisector ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$49.07	$39.40	$30.87	$41.17	$30.72
Net investment income(a)	0.19	0.14	0.15	0.15	0.15
Net realized and unrealized gain (loss)(b)	8.72	9.64	8.53	(10.29)	10.48
Net increase (decrease) from investment operations	8.91	9.78	8.68	(10.14)	10.63
Distributions(c)
From net investment income	(0.20)	(0.11)	(0.15)	(0.16)	(0.15)
From net realized gain	—	—	—	—	(0.03)
Total distributions	(0.20)	(0.11)	(0.15)	(0.16)	(0.18)
Net asset value, end of year	$57.78	$49.07	$39.40	$30.87	$41.17
Total Return(d)
Based on net asset value	18.20%	24.84%	28.28%	(24.71)%	34.72%
Ratios to Average Net Assets(e)
Total expenses	0.30%	0.39%	0.40%	0.40%	0.40%
Total expenses after fees waived	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	0.36%	0.31%	0.47%	0.41%	0.43%
Supplemental Data
Net assets, end of year (000)	$439,160	$409,723	$317,190	$345,719	$432,317
Portfolio turnover rate(f)	15%	15%	21%	10%	11%

(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
38

Index Providers and Disclaimers
The Index Providers are not affiliated with the Trust, BFA, the Distributor or any of their respective affiliates. BFA or its affiliates have entered into a license agreement with the Index Providers to use the respective Underlying Indexes. BFA or its affiliates sublicense rights in each Underlying Index for use by the applicable Fund at no charge.
The past performance of an Underlying Index is not a guide to future performance. BFA and its affiliates do not guarantee the accuracy or the completeness of an Underlying Index or any data included therein, and BFA and its affiliates shall have no liability for any errors, omissions or interruptions therein. BFA and its affiliates make no warranty, express or implied, to the owners of shares of a Fund or to any other person or entity, as to results to be obtained by a Fund from the use of an Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall BFA or its affiliates have any liability for any special, punitive, direct, indirect, consequential or any other damages (including lost profits), even if notified of the possibility of such damages.
ICE Data Indices
The following applies with respect to each Underlying Index provided by IDI:
ICE Data Indices, LLC (“IDI”) is used with permission. “NYSE” is a registered trademark of NYSE Group, Inc., an affiliate of IDI, and is used by IDI with permission and under a license. “FactSet” is a registered trademark of FactSet Research Systems, Inc. These trademarks (as applicable) have been licensed, along with the Underlying Index, in connection with the Fund. Neither BFA, the Trust nor the Fund, as applicable, is sponsored, endorsed, sold or promoted by IDI, its affiliates or its third party suppliers (“IDI and its Suppliers”). IDI and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in the Fund particularly, the Trust or the ability of the Underlying Index to track general market performance. IDI’s only relationship to BFA is the licensing of certain trademarks and trade names and the Underlying Index or components thereof. The Underlying Index is determined, composed and calculated by IDI without regard to BFA or the Fund or its holders. IDI has no obligation to take the needs of BFA or the holders of the Fund into consideration in determining, composing or calculating the Underlying Index. IDI is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by IDI is general in nature and not tailored to the needs of BFA or any other person, entity or group of persons. IDI has no obligation or liability in connection with the administration, marketing, or trading of the Fund. IDI is not an investment adviser. Inclusion of a security within an index is not a recommendation by IDI to buy, sell, or hold such security, nor is it considered to be investment advice.
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Morningstar, Inc.
Morningstar, Inc. (“Morningstar”) is a leading provider of independent investment research in North America, Europe, Australia, and Asia. Morningstar offers an extensive line of products and services for individual investors, financial advisors, asset managers, retirement plan providers and sponsors, and institutional investors in the debt and private capital markets. Morningstar provides data and research insights on a wide range of investment offerings, including managed investment products, publicly listed companies, private capital markets, debt securities, and real-time global market data.
The following applies with respect to each Underlying Index provided by Morningstar:
The Fund is not sponsored, endorsed, sold or promoted by Morningstar. Morningstar makes no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund in particular, or the ability of the Underlying Index to track general market performance. Morningstar's only relationship to the Trust and BFA or its affiliates is the licensing of certain trademarks and trade names of Morningstar and of the Underlying Index which is determined, composed and calculated by Morningstar without regard to the Trust, BFA or its affiliates or the Fund. Morningstar has no obligation to take the needs of BFA or its affiliates or the owners of shares of the Fund into consideration in determining, composing or calculating the Underlying Index. Morningstar is not responsible for and has not participated in the determination of the prices and amount of shares of the Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the Fund are to be converted into cash. Morningstar has no obligation or liability in connection with the administration, marketing or trading of shares of the Fund. Morningstar does not guarantee the accuracy or the completeness of the Underlying Index or any data included therein and Morningstar shall have no liability for any errors, omissions or interruptions therein.
Morningstar makes no warranty, express or implied, as to results to be obtained by BFA or its affiliates, owners of shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. Morningstar makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall Morningstar have any liability for any special, punitive, direct,
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indirect or consequential damages (including lost profits) resulting from the use of the Underlying Index or any data included therein, even if notified of the possibility of such damages.
STOXX
STOXX® and DAX® indices comprise a global and comprehensive family of more than 17,000 strictly rules-based and transparent indices. Best known for the leading European equity indices EURO STOXX 50®, STOXX® Europe 600 and DAX®, the portfolio of index solutions consists of total market, benchmark, blue-chip, sustainability, thematic and factor-based indices covering a complete set of world, regional and country markets. STOXX and DAX indices are licensed to more than 550 companies around the world for benchmarking purposes and as underlyings for ETFs, futures and options, structured products, and passively managed investment funds. STOXX Ltd., part of the ISS STOXX group of companies, is the administrator of the STOXX and DAX indices under the European Benchmark Regulation.
The following applies with respect to each Underlying Index provided by STOXX:
The Index Provider, Deutsche Börse Group and their licensors, research partners or data providers have no relationship to the Fund or BFA, other than the licensing of the Underlying Index and the related trademarks for use in connection with the Fund.
The Index Provider, Deutsche Börse Group and their licensors, research partners or data providers do not:
■
sponsor, endorse, sell or promote the Fund.
■
recommend that any person invest in the Fund or any other securities.
■
have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Fund.
■
have any responsibility or liability for the administration, management or marketing of the Fund.
■
consider the needs of the Fund or the owners of the Fund in determining, composing or calculating the Underlying Index or have any obligation to do so.
The Index Provider, Deutsche Börse Group and their licensors, research partners or data providers give no warranty, and exclude any liability (whether in negligence or otherwise), in connection with the Fund or its performance.
The Index Provider does not assume any contractual relationship with the purchasers of the Fund, BFA or any other third parties.
Specifically,
■
the Index Provider, Deutsche Börse Group and their licensors, research partners or data providers do not give any warranty, express or implied, and exclude any liability about:
■
The results to be obtained by the Fund, the owner(s) of the Fund or any other person in connection with the use of the Underlying Index and the data included in the Underlying Index;
■
The accuracy, timeliness, and completeness of the Underlying Index and its data;
■
The merchantability and the fitness for a particular purpose or use of the Underlying Index and its data;
■
The performance of the Fund generally.
■
the Index Provider, Deutsche Börse Group and their licensors, research partners or data providers give no warranty and exclude any liability, for any errors, omissions or interruptions in the Underlying Index or its data;
■
Under no circumstances will the Index Provider, Deutsche Börse Group or their licensors, research partners or data providers be liable (whether in negligence or otherwise) for any lost profits or indirect, punitive, special or consequential damages or losses, arising as a result of such errors, omissions or interruptions in the Underlying Index or its data or generally in relation to the Fund, even in circumstances where the Index Provider, Deutsche Börse Group or their licensors, research partners or data providers are aware that such loss or damage may occur.
The licensing agreement between the Fund and the Index Provider is solely for their benefit and not for the benefit of the owners of the Fund or any other third parties.
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Want to know more?
iShares.com  | 1-800-474-2737 (1-800-iShares)
Information on each Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at www.iShares.com. Copies of each Fund’s Prospectus, SAI, shareholder reports and other information, as applicable and when available, can be found at www.iShares.com. For more information about a Fund, you may request a copy of the Fund’s SAI. The SAI provides detailed information about the Fund and is incorporated by reference into the Fund’s Prospectus. This means that the SAI, for legal purposes, is a part of the Fund’s Prospectus.
Additional information about each Fund's investments is, or will be, available in the Fund's Annual and Semi-Annual Reports to shareholders and in Form N-CSR. In a Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.
If you have any questions about the Trust or shares of a Fund or you wish to obtain a Fund’s SAI, Semi-Annual or Annual Report free of charge, please:
Call:	1-800-iShares or 1-800-474-2737 (toll free) Monday through Friday, 8:30 a.m. to 6:30 p.m. (Eastern time)
Email:	iSharesETFs@blackrock.com
Write:	c/o BlackRock Investments, LLC 1 University Square Drive, Princeton, NJ 08540
Reports and other information about each Fund are available on the EDGAR database on the SEC's website at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
No person is authorized to give any information or to make any representations about a Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.
©2025 BlackRock, Inc. All rights reserved. iSHARES® and BLACKROCK® are registered trademarks of BlackRock Fund Advisors and its affiliates. All other marks are the property of their respective owners.
Investment Company Act File No.: 811-09729
IS-P- 731A-1125

NOVEMBER 28, 2025

Prospectus
iShares Trust
●iShares ESG Optimized MSCI USA Min Vol Factor ETF | ESMV  | Nasdaq
●iShares MSCI USA Min Vol Factor ETF | USMV | Cboe BZX
●iShares MSCI USA Momentum Factor ETF | MTUM  | Cboe BZX
●iShares MSCI USA Quality Factor ETF | QUAL | Cboe BZX
●iShares MSCI USA Size Factor ETF | SIZE | NYSE Arca
●iShares MSCI USA Small-Cap Min Vol Factor ETF | SMMV  | Cboe BZX
●iShares MSCI USA Value Factor ETF | VLUE | Cboe BZX
●iShares U.S. Equity Factor ETF | LRGF | NYSE Arca
●iShares U.S. Small-Cap Equity Factor ETF | SMLF  | NYSE Arca

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summaries

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iSHARES® ESG OPTIMIZED MSCI USA MIN VOL
FACTOR ETF
Ticker: ESMVStock Exchange: Nasdaq
Investment Objective
The iShares ESG Optimized MSCI USA Min Vol Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization equities that, in aggregate, have lower volatility characteristics, reduced carbon exposure and improved environmental, social and governance quality characteristics relative to the parent index.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
0.18%	None	0.00%	0.18%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$18	$58	$101	$230
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the MSCI USA Minimum Volatility Extended ESG Reduced Carbon Target Index (the “Underlying Index”), which has been developed by MSCI Inc. (the “Index Provider” or “MSCI”). The Underlying Index is designed to measure the performance of large- and mid-capitalization U.S. equity securities that, in the aggregate, reflect the performance of a minimum volatility strategy and, relative to the MSCI USA Index (“Parent Index”),  have higher favorable environmental, social, and governance (“ESG”) characteristics (as defined by the Index Provider) and lower carbon exposure.
The Index Provider begins with the Parent Index and excludes securities of companies involved in the business of tobacco, companies involved with controversial weapons, producers and retailers of civilian firearms, and companies involved in certain climate change-related activity such as the production of thermal coal and extraction of oil sands, based on revenue or percentage of revenue thresholds for certain categories (e.g., $20 million or 5%) and categorical exclusions for others (e.g., controversial weapons). The Index Provider also excludes companies involved in very severe business controversies, defined as an instance or ongoing situation in which company operations and/or products allegedly have a negative ESG impact, including alleged violations of laws, regulations, or accepted international norms (e.g., human rights violations or toxic emissions and waste). In each case, severe business controversies are determined by the Index Provider based on an MSCI ESG Controversy Score. The Index Provider also excludes companies that are not assessed by the Index Provider regarding severe business controversies or their
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management of ESG risks and opportunities (“ESG Score,” in each case determined by the Index Provider).
For ESG scoring, the Index Provider identifies, for each industry, key ESG issues that may generate unanticipated costs for a given company or industry (as determined by the Index Provider). The Index Provider has identified 35 key ESG issues across the following 10 themes: climate change, natural capital, pollution and waste, environmental opportunities, human capital, product liability, stakeholder opposition, social opportunities, corporate governance and corporate behavior. The Index Provider then calculates the size of each company’s exposure to each key issue based on the company’s business segment and geographic risk and analyzes the extent to which the company has developed robust strategies and programs to manage ESG risks and opportunities. Using a sector-specific weighting model, companies are rated and ranked in comparison to their industry peers. A higher rating indicates that a company exhibits more favorable ESG characteristics and greater resilience to long-term, material ESG risks specific to that industry. The Index Provider then follows a quantitative process that is designed to determine the carbon exposure of a security in terms of the issuer’s greenhouse gas emissions and its potential carbon emissions from fossil fuel reserves.
The Index Provider further refines the Underlying Index through an optimization process that aims to achieve (1) the lowest volatility in light of certain replicability and investability constraints as defined by the Index Provider; (2) at least a 20% improvement in its weighted-average, industry-adjusted ESG Score relative to the Parent Index at each rebalancing; and (3) a reduction in carbon exposure as represented by at least a 30% reduction, relative to the Parent Index at each rebalancing, in (a) carbon emissions relative to the overall size of a company and (b) potential carbon emissions from fossil fuel reserves used for potential energy production per dollar of market capitalization. The weight of any single security is capped at the lower of 1.5% and 20 times the weight of the security in the Parent Index. The Underlying Index is reconstituted quarterly. At each reconstitution, one-way turnover is capped at 5%.
As of July 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the consumer goods and services and technology industries or sectors. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 90% of its assets in the component securities of the Underlying Index and may invest up to 10% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index and Parent Index are sponsored by MSCI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and Parent Index and publishes information regarding the market value of the Underlying Index and Parent Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Risk of Investing in the U.S. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.
ESG Risk. To the extent that the Underlying Index uses criteria related to the ESG characteristics of issuers, this may limit the types and number of investment opportunities available to the
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Fund and, as a result, the Fund may underperform other funds whose underlying index does not use ESG criteria. The Underlying Index’s use of ESG criteria may result in the Fund investing in, or allocating greater weight to, securities or market sectors that underperform the market as a whole or underperform other funds that use ESG criteria. In addition, the use of representative sampling may result in divergence of the Fund’s overall ESG characteristics or ESG risk from those of the Underlying Index. The Index Provider may evaluate security-level ESG data and, if applicable, ESG objectives or constraints that are relevant to the Underlying Index only at index reviews or rebalances. Securities included in the Underlying Index may cease to meet the relevant ESG criteria but may nevertheless remain in the Underlying Index and the Fund until the next review or rebalance by the Index Provider. As a result, certain securities in the Underlying Index, or the Underlying Index as a whole, may not meet the relevant ESG objectives or constraints at all times.
Low Volatility Risk. A low volatility strategy may underperform the broader market during periods of strong, rising or speculative stock prices. In addition, there is a risk that the Fund may experience more than minimum volatility. Securities in the Fund’s portfolio may be subject to price volatility, and their prices may not be less volatile (and could be more volatile) than the market as a whole, which could adversely affect the Fund’s NAV.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.
Assets Under Management (AUM) Risk. From time to time, an Authorized Participant (as defined below in Authorized Participant Concentration Risk), a third-party investor, the Fund’s adviser, an affiliate of the Fund’s adviser, or another fund may invest in the Fund and hold its investment for a specific period of time to allow the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Consumer Goods and Services Companies Risk. Consumer goods and services companies face risks related to changes in consumer preferences and disposable income, commodity prices, government regulation, supply chain disruptions, damage to brand or reputation, economic slowdown and labor shortages, among other things.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The
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performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
Mid-Capitalization Companies Risk. Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments. The securities of mid-capitalization companies may be more volatile and less liquid than those of large-capitalization companies. As a result, the Fund’s share price may be more volatile than that of a fund with a greater investment in large-capitalization stocks.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Small Fund Risk. When the Fund’s size is small, the Fund may experience low trading volume and wide bid/ask spreads. The Fund’s performance near its inception date may not represent how the Fund will perform in the future or with a larger asset base. In addition, the Fund may face the risk of being delisted if it does not meet certain requirements set by the listing exchange. Any resulting liquidation of the Fund could lead to elevated transaction costs for the Fund and negative tax consequences for its shareholders.
Technology Companies Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from the Fund’s obligation, if any, for foreign withholding taxes; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. Until the Fund reaches greater scale, it may experience higher tracking error than is typical for similar index ETFs.
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Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of an appropriate broad-based securities market index and the Underlying Index. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	6.03%	September 30, 2025
During the periods shown in the chart:
Best Quarter	10.75%	December 31, 2022
Worst Quarter	-9.98%	June 30, 2022
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Since Fund Inception
(Inception Date: 11/2/2021)
Return Before Taxes	13.21%	5.12%
Return After Taxes on Distributions	12.75%	4.68%
Return After Taxes on Distributions and Sale of Fund Shares	8.14%	3.90%
MSCI USA Index (Returns do not reflect deductions for fees, expenses or taxes)	25.08%	8.93%
MSCI USA Minimum Volatility Extended ESG Reduced Carbon Target Index (Returns do not reflect deductions for fees, expenses or taxes)	13.41%	5.08%
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
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Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Jennifer Hsui, Matt Waldron, Peter Sietsema and Steven White (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Hsui, Mr. Waldron, Mr. Sietsema and Mr. White have been Portfolio Managers of the Fund since 2021, 2025, 2025 and 2025, respectively..
Purchase and Sale of Fund Shares
The Fund is an exchange-traded fund (commonly referred to as an “ETF”). Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account (“IRA”), in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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iSHARES® MSCI USA MIN VOL FACTOR ETF
Ticker: USMVStock Exchange: Cboe BZX
Investment Objective
The iShares MSCI USA Min Vol Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities that, in the aggregate, have lower volatility characteristics relative to the broader U.S. equity market.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
0.15%	None	0.00%	0.15%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the MSCI USA Minimum Volatility (USD) Index (the “Underlying Index”), which has been developed by MSCI Inc. (the “Index Provider” or “MSCI”) to measure the performance of large- and mid-capitalization equity securities listed on stock exchanges in the U.S. that, in the aggregate, have lower volatility relative to the large- and mid-cap U.S. equity market. In constructing the Underlying Index, MSCI uses a rules-based methodology to select securities from the MSCI USA Index (the “Parent Index”), which is a capitalization-
weighted index, and to determine the weightings of such securities. In order to determine weightings of securities within the Underlying Index, MSCI seeks to optimize the Parent Index such that the resulting portfolio exhibits the lowest absolute volatility, as measured by MSCI, while applying constraints based on turnover, minimum and maximum weightings of index constituents, sectors and countries, as well as factor constraints (for example, liquidity and financial leverage) as measured by MSCI. The Underlying Index is reconstituted quarterly. At each reconstitution, one-way turnover is capped at 5%.
The Underlying Index includes large- and mid-capitalization companies and may change over time. As of July 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the consumer goods and services, financials and technology industries or sectors. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
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Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index and Parent Index are sponsored by MSCI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and Parent Index and publishes information regarding the market value of the Underlying Index and Parent Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Risk of Investing in the U.S. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.
Low Volatility Risk. A low volatility strategy may underperform the broader market during periods of strong, rising or speculative stock prices. In addition, there is a risk that the Fund may experience more than minimum volatility. Securities in the Fund’s portfolio may be subject to price volatility, and their prices may not be less volatile (and could be more volatile) than the market as a whole, which could adversely affect the Fund’s NAV.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized
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Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Consumer Goods and Services Companies Risk. Consumer goods and services companies face risks related to changes in consumer preferences and disposable income, commodity prices, government regulation, supply chain disruptions, damage to brand or reputation, economic slowdown and labor shortages, among other things.
Financial Companies Risk. Financial services companies are subject to extensive governmental regulation and intervention, which may adversely affect their profitability, the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain and their size, among other things. Financial services companies also may be significantly affected by, among other things, interest rates, economic conditions, volatility in financial markets, credit rating downgrades, adverse public perception, exposure concentration and counterparty risk.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
Mid-Capitalization Companies Risk. Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments. The securities of mid-capitalization companies may be more volatile and less liquid than those of large-capitalization companies. As a result, the Fund’s share price may be more volatile than that of a fund with a greater investment in large-capitalization stocks.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Technology Companies Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
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Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from the Fund’s obligation, if any, for foreign withholding taxes; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions.
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Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of an appropriate broad-based securities market index and the Underlying Index. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	8.28%	September 30, 2025
During the periods shown in the chart:
Best Quarter	12.86%	June 30, 2020
Worst Quarter	-17.20%	March 31, 2020
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Five Years	Ten Years
(Inception Date: 10/18/2011)
Return Before Taxes	15.83%	8.10%	10.24%
Return After Taxes on Distributions	15.36%	7.65%	9.73%
Return After Taxes on Distributions and Sale of Fund Shares	9.69%	6.31%	8.30%
MSCI USA Index (Returns do not reflect deductions for fees, expenses or taxes)	25.08%	14.56%	13.08%
MSCI USA Minimum Volatility Index (Returns do not reflect deductions for fees, expenses or taxes)	15.99%	8.16%	10.36%
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
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Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Jennifer Hsui, Matt Waldron, Peter Sietsema and Steven White (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Hsui, Mr. Waldron, Mr. Sietsema and Mr. White have been Portfolio Managers of the Fund since 2012, 2025, 2025 and 2025, respectively.
Purchase and Sale of Fund Shares
The Fund is an exchange-traded fund (commonly referred to as an “ETF”). Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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iSHARES® MSCI USA
MOMENTUM FACTOR ETF
Ticker: MTUMStock Exchange: Cboe BZX
Investment Objective
The iShares MSCI USA Momentum Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks exhibiting relatively higher price momentum.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
0.15%	None	0.00%	0.15%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 116% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the MSCI USA Momentum SR Variant Index (the “Underlying Index”), which consists of stocks exhibiting relatively higher momentum characteristics than the traditional market capitalization-weighted parent index, the MSCI USA Index (the “Parent Index”), as determined by MSCI Inc. (the “Index Provider” or “MSCI”). The Parent Index includes U.S. large- and mid-capitalization stocks, as defined by MSCI. The Underlying Index is designed to measure the performance of an equity momentum strategy by emphasizing stocks with high price momentum, while maintaining reasonably high trading liquidity, investment capacity and moderate index turnover, each as determined by the Index Provider.
MSCI uses an algorithm to determine the components in the Underlying Index based on the number of constituents in the Parent Index. A risk-adjusted price momentum metric, defined by MSCI as the excess return over the risk-free rate (i.e., the 3 Month Treasury Bill Rate) divided by the annualized standard deviation of weekly returns over the past three years, is calculated for each security in the Parent Index over 6- and 12-month time periods. The 6- and 12-month risk-adjusted price momentum calculations are then standardized at +/- 3 standard deviations and translated into an average momentum score. MSCI selects the 125 securities with the highest positive momentum scores for inclusion in the Underlying Index. The weight of each Underlying Index constituent is determined by multiplying the security’s momentum score by its market capitalization weight in the Parent Index. Additionally, a capping methodology is applied so that each individual issuer is capped at 5% weight at reconstitution.
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The Index Provider also takes into account certain diversification rules. At reconstitution, if the aggregate weight of stocks representing more than 4.5% weight is greater than 22.5% of the Underlying Index weight, the Underlying Index is rebalanced such that the aggregate weight of stocks greater than 4.5% does not exceed 22.5% of the Underlying Index weight. Between reconstitution dates, if the aggregate weight of stocks representing more than 5% weight is greater than 25% of the Underlying Index weight, the Underlying Index is rebalanced such that the aggregate weight of stocks greater than 4.5% does not exceed 22.5% of the Underlying Index weight.
The Underlying Index is reconstituted quarterly. To determine the constituent changes at each quarterly reconstitution, the Index Provider applies an iterative algorithm to cap the one-way turnover per reconstitution at 30%. As of July 31, 2025, there were 125 securities in the Underlying Index.
As of July 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the consumer goods and services, financials and technology industries or sectors. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index and Parent Index are sponsored by MSCI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and Parent Index and publishes information regarding the market value of the Underlying Index and Parent Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Risk of Investing in the U.S. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.
Momentum Securities Risk. Securities that previously exhibited greater momentum characteristics than other securities may not continue to experience positive momentum, and such a change could occur quickly. Momentum securities may experience more volatility than the market as a whole, and their returns may be less than the returns of other styles of investing or the overall stock market. The Fund may experience significant losses if momentum stops, reverses or otherwise behaves differently than predicted.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could
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have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Consumer Goods and Services Companies Risk. Consumer goods and services companies face risks related to changes in consumer preferences and disposable income, commodity prices, government regulation, supply chain disruptions, damage to brand or reputation, economic slowdown and labor shortages, among other things.
Financial Companies Risk. Financial services companies are subject to extensive governmental regulation and intervention, which may adversely affect their profitability, the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain and their size, among other things. Financial services companies also may be significantly affected by, among other things, interest rates, economic conditions, volatility in financial markets, credit rating downgrades, adverse public perception, exposure concentration and counterparty risk.
High Portfolio Turnover Risk. High portfolio turnover is considered by the Fund to mean turnover of greater than 100% annually. Portfolio turnover (i.e., the sale of securities or other assets and reinvestment in other securities or assets) generally involves transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other costs. In addition, the sale of securities by the Fund may result in the realization of taxable capital gains, including short-term capital gains. Higher portfolio turnover may cause the Fund to incur additional transaction costs, which have the effect of reducing the Fund’s investment return, and may result in different tax consequences for shareholders compared to a fund with lower portfolio turnover.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents,
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and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Technology Companies Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from the Fund’s obligation, if any, for foreign withholding taxes; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions.
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Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of an appropriate broad-based securities market index and the Underlying Index. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	24.85%	September 30, 2025
During the periods shown in the chart:
Best Quarter	23.55%	June 30, 2020
Worst Quarter	-18.70%	June 30, 2022
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Five Years	Ten Years
(Inception Date: 4/16/2013)
Return Before Taxes	32.88%	11.77%	13.16%
Return After Taxes on Distributions	32.63%	11.46%	12.83%
Return After Taxes on Distributions and Sale of Fund Shares	19.62%	9.32%	10.95%
MSCI USA Index (Returns do not reflect deductions for fees, expenses or taxes)	25.08%	14.56%	13.08%
MSCI USA Momentum SR Variant Index (Spliced)[1] (Returns do not reflect deductions for fees, expenses or taxes)	33.16%	11.95%	13.37%

1The MSCI USA Momentum SR Variant Index (Spliced) reflects the performance of the MSCI USA Momentum Index through November 22, 2020 and the MSCI USA Momentum SR Variant Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
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Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Jennifer Hsui, Matt Waldron, Peter Sietsema and Steven White (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Hsui, Mr. Waldron, Mr. Sietsema and Mr. White have been Portfolio Managers of the Fund since 2013, 2025, 2025 and 2025, respectively.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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iSHARES® MSCI USA QUALITY FACTOR ETF
Ticker: QUALStock Exchange: Cboe BZX
Investment Objective
The iShares MSCI USA Quality Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with quality characteristics as identified through certain fundamental metrics.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
0.15%	None	0.00%	0.15%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the MSCI USA Sector Neutral Quality Index (the “Underlying Index”), which is based on a traditional market capitalization-weighted parent index, the MSCI USA Index (the “Parent Index”). The Parent Index includes U.S. large- and mid-capitalization stocks, as defined by MSCI Inc. (the “Index Provider” or “MSCI”). The Underlying Index seeks to measure the performance of securities in the Parent Index that exhibit higher quality characteristics relative to their peers within the corresponding Global Industry Classification Standard (GICS®) sector.
To construct the Underlying Index, the Index Provider determines the quality score of each security in the Parent Index based on three fundamental variables: high return on equity, low earnings variability and low leverage. The Index Provider selects a certain number of securities with the highest quality scores for the Underlying Index. Each component is weighted based on its quality score multiplied by its weight in the Parent Index. Weights in the Underlying Index are next normalized so that sectors in the Underlying Index represent the same weight as in the Parent Index. Additionally, each individual issuer is capped at 5%. The Underlying Index is rebalanced on a semi-annual basis.
As of July 31, 2025, there were 125 securities in the Underlying Index. As of July 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the consumer goods and services and technology industries or sectors. The components of the Underlying Index are likely to change over time.
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BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index and Parent Index are sponsored by MSCI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and Parent Index and publishes information regarding the market value of the Underlying Index and Parent Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Risk of Investing in the U.S. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.
Quality Securities Risk. Securities that previously exhibited greater quality characteristics than other securities may not continue to be quality securities. Many factors can impact a security’s quality and performance, and such factors and their impact may be difficult to predict. The returns of quality securities may be less than the returns of other styles of investing or the overall stock market.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.
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Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Consumer Goods and Services Companies Risk. Consumer goods and services companies face risks related to changes in consumer preferences and disposable income, commodity prices, government regulation, supply chain disruptions, damage to brand or reputation, economic slowdown and labor shortages, among other things.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Technology Companies Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from the Fund’s obligation, if any, for foreign withholding taxes; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions
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carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions.
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Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of an appropriate broad-based securities market index and the Underlying Index. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	9.98%	September 30, 2025
During the periods shown in the chart:
Best Quarter	18.90%	June 30, 2020
Worst Quarter	-19.40%	March 31, 2020
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Five Years	Ten Years
(Inception Date: 7/16/2013)
Return Before Taxes	22.23%	13.57%	12.90%
Return After Taxes on Distributions	21.93%	13.20%	12.47%
Return After Taxes on Distributions and Sale of Fund Shares	13.37%	10.81%	10.67%
MSCI USA Index (Returns do not reflect deductions for fees, expenses or taxes)	25.08%	14.56%	13.08%
MSCI USA Sector Neutral Quality Index (Spliced)[1] (Returns do not reflect deductions for fees, expenses or taxes)	22.42%	13.78%	13.09%

1The MSCI USA Sector Neutral Quality Index (Spliced) reflects the performance of the MSCI USA Quality Index through August 31, 2015 and the MSCI USA Sector Neutral Quality Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
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Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Jennifer Hsui, Matt Waldron, Peter Sietsema and Steven White (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Hsui, Mr. Waldron, Mr. Sietsema and Mr. White have been Portfolio Managers of the Fund since 2013, 2025, 2025, and 2025, respectively.
Purchase and Sale of Fund Shares
The Fund is an exchange-traded fund (commonly referred to as an “ETF”). Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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iSHARES® MSCI USA SIZE FACTOR ETF
Ticker: SIZEStock Exchange: NYSE Arca
Investment Objective
The iShares MSCI USA Size Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with relatively smaller average market capitalization.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
0.15%	None	0.00%	0.15%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the MSCI USA Low Size Index (the “Underlying Index”), which is based on a traditional market capitalization-weighted parent index, the MSCI USA Index (the “Parent Index”). The Parent Index includes U.S. large- and mid-capitalization stocks, as defined by MSCI Inc. (the “Index Provider” or “MSCI”). The Underlying Index seeks to achieve a low size exposure, where “low size” refers to a relatively smaller capitalization within the market capitalization range of the Parent Index.
The Underlying Index is constructed by applying a mathematical formula at each rebalancing that reweights the components of the Parent Index, such that the representation of smaller capitalization companies is increased relative to larger capitalization companies.
In addition, at each rebalancing, the Index Provider calculates a “constraint factor” for each component.The constraint factor is the ratio of the component’s weight in the Underlying Index to that component’s weight in the Parent Index. The constraint factor is held constant between each rebalancing, except in the case of corporate events (as defined by the Index Provider). Changes in the relative weight of an individual component in the Parent Index due to market appreciation/depreciation result in that component increasing/decreasing in weight in the Underlying Index to hold the constraint factor for that component constant between each rebalancing. The Underlying Index is rebalanced semi-annually.
As of July 31, 2025, there are 544 component securities in the Underlying Index. As of July 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the consumer goods and services, financials, industrials and
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technology industries or sectors. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index and Parent Index are sponsored by MSCI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and Parent Index and publishes information regarding the market value of the Underlying Index and Parent Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Risk of Investing in the U.S. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.
Low Size Securities Risk. Low size companies, (i.e., smaller-capitalized companies within the Fund’s capitalization range) may be less stable and more susceptible to adverse developments. Low size securities may be more volatile and less liquid than securities on the larger end of the Fund’s capitalization range. As a result, the Fund’s share price may be more volatile than that of a fund with a greater investment in the securities of relatively larger-capitalized companies.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.
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Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Consumer Goods and Services Companies Risk. Consumer goods and services companies face risks related to changes in consumer preferences and disposable income, commodity prices, government regulation, supply chain disruptions, damage to brand or reputation, economic slowdown and labor shortages, among other things.
Financial Companies Risk. Financial services companies are subject to extensive governmental regulation and intervention, which may adversely affect their profitability, the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain and their size, among other things. Financial services companies also may be significantly affected by, among other things, interest rates, economic conditions, volatility in financial markets, credit rating downgrades, adverse public perception, exposure concentration and counterparty risk.
Industrial Companies Risk. Industrial companies face a number of risks, including supply chain and distribution disruptions, business interruptions, product obsolescence, third-party vendor risks, cyber attacks, trade disputes, product recalls, liability claims, scarcity of materials or parts, excess capacity, changes in consumer preferences, and volatility in commodity prices and currencies. The performance of such companies may also be affected by technological developments, labor relations, legislative and regulatory changes, government spending policies, and changes in domestic and international economies.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
Mid-Capitalization Companies Risk. Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments. The securities of mid-capitalization companies may be more volatile and less liquid than those of large-capitalization companies. As a result, the Fund’s share price may be more volatile than that of a fund with a greater investment in large-capitalization stocks.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral
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provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Technology Companies Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from the Fund’s obligation, if any, for foreign withholding taxes; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions.
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Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of an appropriate broad-based securities market index and the Underlying Index. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	9.81%	September 30, 2025
During the periods shown in the chart:
Best Quarter	23.21%	June 30, 2020
Worst Quarter	-26.25%	March 31, 2020
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Five Years	Ten Years
(Inception Date: 4/16/2013)
Return Before Taxes	14.07%	10.47%	10.38%
Return After Taxes on Distributions	13.64%	10.04%	9.91%
Return After Taxes on Distributions and Sale of Fund Shares	8.61%	8.23%	8.42%
MSCI USA Index (Returns do not reflect deductions for fees, expenses or taxes)	25.08%	14.56%	13.08%
MSCI USA Low Size Index (Spliced)[1] (Returns do not reflect deductions for fees, expenses or taxes)	14.25%	10.60%	10.52%

1The MSCI USA Low Size Index (Spliced) reflects the performance of the MSCI USA Risk Weighted Index through December 2, 2018 and the MSCI USA Low Size Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
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Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Jennifer Hsui, Matt Waldron, Peter Sietsema and Steven White (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Hsui, Mr. Waldron, Mr. Sietsema and Mr. White have been Portfolio Managers of the Fund since 2013, 2025, 2025 and 2025, respectively.
Purchase and Sale of Fund Shares
The Fund is an exchange-traded fund (commonly referred to as an “ETF”). Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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iSHARES® MSCI USA SMALL-CAP
MIN VOL FACTOR ETF
Ticker: SMMVStock Exchange: Cboe BZX
Investment Objective
The iShares MSCI USA Small-Cap Min Vol Factor ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that, in the aggregate, have lower volatility characteristics relative to the small-capitalization U.S. equity market.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
0.20%	None	0.00%	0.20%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$20	$64	$113	$255
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the MSCI USA Small Cap Minimum Volatility (USD) Index (the “Underlying Index”), which has been developed by MSCI Inc. (the “Index Provider” or “MSCI”) to measure the performance of small-capitalization U.S. equities that in the aggregate are expected to have lower volatility characteristics relative to the small-capitalization U.S. equity market. In constructing the Underlying
Index, MSCI uses a rules-based methodology to select securities from the MSCI USA Small Cap Index (the “Parent Index”), which is a capitalization-weighted index that represents approximately 14% of the free float-adjusted market capitalization in the U.S., and to determine the weightings of such securities in the Underlying Index.
MSCI seeks to optimize the Parent Index such that the resulting portfolio exhibits the lowest absolute volatility, as measured by MSCI, while applying constraints based on turnover, established minimum and maximum weightings of index constituents and sectors, as well as factor constraints (for example, liquidity and financial leverage) as measured by MSCI. The Underlying Index is reconstituted quarterly. At each reconstitution, one-way turnover is capped at 5%.
As of July 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the consumer goods and services and healthcare industries or sectors. The components of the Underlying Index are likely to change over time.
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BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index and Parent Index are sponsored by MSCI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and Parent Index and publishes information regarding the market value of the Underlying Index and Parent Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Risk of Investing in the U.S. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.
Small-Capitalization Companies Risk. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments. The securities of small-capitalization companies may be more volatile and less liquid than those of mid- and large-capitalization companies. As a result, the Fund’s share price may be more volatile than that of a fund with a greater investment in large- or mid-capitalization stocks.
Low Volatility Risk. A low volatility strategy may underperform the broader market during periods of strong, rising or speculative stock prices. In addition, there is a risk that the Fund may experience more than minimum volatility. Securities in the Fund’s portfolio may be subject to price volatility, and their prices may not be less volatile (and could be more volatile) than the market as a whole, which could adversely affect the Fund’s NAV.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the
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Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Consumer Goods and Services Companies Risk. Consumer goods and services companies face risks related to changes in consumer preferences and disposable income, commodity prices, government regulation, supply chain disruptions, damage to brand or reputation, economic slowdown and labor shortages, among other things.
Healthcare Companies Risk. The profitability of healthcare companies may be adversely affected by extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, the protection and expiration of patents, limited product lines, supply chain issues, labor shortages and product liability claims, among other factors.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from the Fund’s obligation, if any, for foreign withholding taxes; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions.
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Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of an appropriate broad-based securities market index and the Underlying Index. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	5.38%	September 30, 2025
During the periods shown in the chart:
Best Quarter	16.56%	December 31, 2020
Worst Quarter	-26.84%	March 31, 2020
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Five Years	Since Fund Inception
(Inception Date: 09/07/2016)
Return Before Taxes	18.35%	4.84%	8.01%
Return After Taxes on Distributions	17.76%	4.40%	7.49%
Return After Taxes on Distributions and Sale of Fund Shares	11.12%	3.67%	6.29%
MSCI USA Index (Returns do not reflect deductions for fees, expenses or taxes)	25.08%	14.56%	14.62%
MSCI USA Small Cap Minimum Volatility Index (Returns do not reflect deductions for fees, expenses or taxes)	18.62%	4.99%	8.20%
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
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Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Jennifer Hsui, Matt Waldron, Peter Sietsema and Steven White (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Hsui, Mr. Waldron, Mr. Sietsema and Mr. White have been Portfolio Managers of the Fund since 2016, 2025, 2025 and 2025, respectively.
Purchase and Sale of Fund Shares
The Fund is an exchange-traded fund (commonly referred to as an “ETF”). Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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iSHARES® MSCI USA VALUE
FACTOR ETF
Ticker: VLUEStock Exchange: Cboe BZX
Investment Objective
The iShares MSCI USA Value Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with value characteristics and relatively lower valuations.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
0.15%	None	0.00%	0.15%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the MSCI USA Enhanced Value Index (the “Underlying Index”), which is based on a traditional market capitalization-weighted parent index, the MSCI USA Index (the “Parent Index”). The Parent Index includes U.S. large- and mid-capitalization stocks, as defined by MSCI Inc. (the “Index Provider” or “MSCI”). The Underlying Index is designed to measure the performance of securities in the Parent Index that exhibit higher value characteristics relative to their peers within the corresponding Global Industry Classification Standard (GICS®) sector.
To construct the Underlying Index, the Index Provider calculates a “value score” for each security in the Parent Index using three variables: price-to-book value, price-to-forward earnings and enterprise value-to-cash flow from operations. MSCI assigns weights by multiplying a component's value score by its market capitalization. Weights in the Underlying Index are next normalized so that sectors in the Underlying Index represent the same weight as in the Parent Index. MSCI uses an algorithm to determine the number of components in the Underlying Index based on the number of constituents in the Parent Index. The number of components is evaluated semi-annually.
As of July 31, 2025, there were 149 securities in the Underlying Index. As of July 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the consumer goods and services and technology industries or sectors. The components of the Underlying Index are likely to change over time.
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BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index and Parent Index are sponsored by MSCI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and Parent Index and publishes information regarding the market value of the Underlying Index and Parent Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Risk of Investing in the U.S. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.
Value Securities Risk. Value securities are those issued by companies that may be perceived as undervalued. Such securities may decline in price or fail to appreciate for long periods of time, and they may never realize their full potential value. Value securities may underperform growth securities and other types of assets as well as the overall stock market. Value securities may go in and out of favor over time, which could affect the performance of the Fund.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption
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transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Consumer Goods and Services Companies Risk. Consumer goods and services companies face risks related to changes in consumer preferences and disposable income, commodity prices, government regulation, supply chain disruptions, damage to brand or reputation, economic slowdown and labor shortages, among other things.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
Mid-Capitalization Companies Risk. Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments. The securities of mid-capitalization companies may be more volatile and less liquid than those of large-capitalization companies. As a result, the Fund’s share price may be more volatile than that of a fund with a greater investment in large-capitalization stocks.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Technology Companies Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from the Fund’s obligation, if any, for foreign withholding taxes; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions.
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Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of an appropriate broad-based securities market index and the Underlying Index. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	20.70%	September 30, 2025
During the periods shown in the chart:
Best Quarter	18.50%	December 31, 2020
Worst Quarter	-29.20%	March 31, 2020
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Five Years	Ten Years
(Inception Date: 4/16/2013)
Return Before Taxes	7.21%	6.22%	7.62%
Return After Taxes on Distributions	6.52%	5.52%	6.95%
Return After Taxes on Distributions and Sale of Fund Shares	4.75%	4.77%	6.04%
MSCI USA Index (Returns do not reflect deductions for fees, expenses or taxes)	25.08%	14.56%	13.08%
MSCI USA Enhanced Value Index (Spliced)[1] (Returns do not reflect deductions for fees, expenses or taxes)	7.35%	6.37%	7.78%

1The MSCI USA Enhanced Value Index (Spliced) reflects the performance of the MSCI USA Value Weighted Index through August 31, 2015 and the MSCI USA Enhanced Value Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
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Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Jennifer Hsui, Matt Waldron, Peter Sietsema and Steven White (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Hsui, Mr. Waldron, Mr. Sietsema and Mr. White have been Portfolio Managers of the Fund since 2013, 2025, 2025 and 2025, respectively.
Purchase and Sale of Fund Shares
The Fund is an exchange-traded fund (commonly referred to as an “ETF”). Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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iSHARES® U.S. EQUITY FACTOR ETF
Ticker: LRGFStock Exchange: NYSE Arca
Investment Objective
The iShares U.S. Equity Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks that have favorable exposure to target style factors subject to constraints.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
0.08%	None	0.00%	0.08%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$8	$26	$45	$103
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the STOXX U.S. Equity Factor Index (the “Underlying Index”), which is a rules-based equity index provided by STOXX Ltd. (the “Index Provider” or “STOXX”). The Underlying Index is composed of large- and mid-capitalization equity securities from the STOXX USA 900 index (the “Parent Index”) that are selected and weighted using an optimization process designed to maximize exposure to five target factors: momentum, quality, value, low volatility and size. The Underlying Index also seeks to mitigate exposure to unintended systematic exposures, limit turnover and maintain a level of risk similar to that of the Parent Index. The Parent Index measures the performance of the largest 900 companies of the U.S. equity market, as defined by the Index Provider.
The momentum score is calculated from the following signals: price momentum, earnings momentum and earnings announcement drift (i.e., the difference between a stock’s performance on and immediately following an earnings announcement date).
The quality score is calculated from the following signals: gross profitability, share dilution, accruals, changes in net operating assets, carbon emissions intensity and greenhouse gas (“GHG”) reduction targets. Carbon emissions intensity is based on the issuer’s Scope 1 and Scope 2 GHG emissions (i.e., direct emissions from sources that an issuer owns or controls and indirect emissions from the issuer’s purchase of energy) relative to peers in its Industry Classification Benchmark (“ICB”) Supersector, as reported by Institutional Shareholder Services (“ISS”). The GHG targets signal is based on the robustness of an issuer's GHG reduction targets, including whether they are part of
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the Science Based Targets initiative (“SBTi”) framework; this is assessed by ISS based on its own ESG ratings data and SBTi data.
The value score is calculated from the following signals: current book value-to-price ratio, dividend yield (i.e., 12-month trailing dividend divided by total market capitalization), earnings yield (i.e., 12-month net income divided by total market capitalization), cash flow yield (i.e., 12-month cash flow divided by total market capitalization) and time series normalized cash flow yield over the previous 36 months.
The low volatility score is based on prior 12-month volatility, as calculated by the Index Provider. The size score seeks to measure an issuer’s market capitalization relative to other companies in the Parent Index.
The maximum weight of a single security is 10%, and the sum of security weights that are individually greater than 4.5% must be less than 22.5% of the Underlying Index. The Index Provider also applies other constraints, such as sector exposures relative to the Parent Index, among others. The Underlying Index is reviewed and rebalanced quarterly.
As of July 31, 2025, the Underlying Index consisted of approximately 285 constituents, and a significant portion of the Underlying Index is represented by securities of companies in the consumer goods and services and technology industries or sectors. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The
Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index and Parent Index are sponsored by STOXX, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and Parent Index and publishes information regarding the market value of the Underlying Index and Parent Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Risk of Investing in the U.S. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.
Style Factors Risk. Each of the five equity style factors (i.e., momentum, quality, value, low volatility and low size) that determine the weight of each component security in the Underlying Index has characteristics that may cause the Fund to underperform the Parent Index or the market as a whole.
Momentum Factor Risk. Securities that previously exhibited greater momentum characteristics may not continue to experience positive momentum, and such a change could occur quickly. Momentum securities may experience more volatility than the market as a whole.
Quality Factor Risk. Securities that previously exhibited greater quality characteristics than other securities may not continue to be quality securities. Many factors can impact a security’s quality and performance, and such factors and their impact may be difficult to predict.
Value Factor Risk. Value securities are those issued by companies that may be perceived as undervalued. Such securities may decline in price or fail to appreciate for long periods of time, and they may never realize their full potential value.
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Low Volatility Factor Risk. Low volatility securities may underperform the broader market during periods of strong, rising or speculative stock prices. The prices of such securities may not be any less volatile (and could be more volatile) than the market as a whole.
Low Size Factor Risk. Companies with relatively smaller market capitalization within the Fund’s capitalization range may be less stable and more susceptible to adverse developments. Low size securities may be more volatile and less liquid than securities on the larger end of the Fund’s capitalization range.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Consumer Goods and Services Companies Risk. Consumer goods and services companies face risks related to changes in consumer preferences and disposable income, commodity prices, government regulation, supply chain disruptions, damage to brand or reputation, economic slowdown and labor shortages, among other things.
ESG Risk. To the extent that the Underlying Index uses criteria related to the ESG characteristics of issuers, this may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds whose underlying index does not use ESG criteria. The Underlying Index’s use of ESG criteria may result in the Fund investing in, or allocating greater weight to, securities or market sectors that underperform the market as a whole or underperform other funds that use ESG criteria. In addition, the use of representative sampling may result in divergence of the Fund’s overall ESG characteristics or ESG risk from those of the Underlying Index. The Index Provider may evaluate security-level ESG data and, if applicable, ESG objectives or constraints that are relevant to the Underlying Index only at index reviews or rebalances. Securities included in the Underlying Index may cease to meet the relevant ESG criteria but may nevertheless remain in the Underlying Index and the Fund until the next review or rebalance by the Index Provider. As a result, certain securities in the Underlying Index, or the Underlying Index as a whole, may not meet the relevant ESG objectives or constraints at all times.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including
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declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Technology Companies Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from the Fund’s obligation, if any, for foreign withholding taxes; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions.
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Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of an appropriate broad-based securities market index and the Underlying Index. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	15.52%	September 30, 2025
During the periods shown in the chart:
Best Quarter	18.06%	June 30, 2020
Worst Quarter	-22.83%	March 31, 2020
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Five Years	Since Fund Inception
(Inception Date: 04/28/2015)
Return Before Taxes	26.70%	13.54%	11.39%
Return After Taxes on Distributions	26.31%	13.13%	10.92%
Return After Taxes on Distributions and Sale of Fund Shares	16.05%	10.76%	9.28%
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)	23.87%	13.78%	12.49%
STOXX U.S. Equity Factor Index (Spliced)[1] (Returns do not reflect deductions for fees, expenses or taxes)	26.83%	13.68%	11.59%

1The STOXX U.S. Equity Factor Index (Spliced) reflects the performance of the MSCI USA Diversified Multiple-Factor Index through May 31, 2022 and the STOXX U.S. Equity Factor Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
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Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Jennifer Hsui, Matt Waldron, Peter Sietsema and Steven White (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Hsui, Mr. Waldron, Mr. Sietsema and Mr. White have been Portfolio Managers of the Fund since 2015, 2025, 2025 and 2025, respectively.
Purchase and Sale of Fund Shares
The Fund is an exchange-traded fund (commonly referred to as an “ETF”). Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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iSHARES® U.S. SMALL-CAP
EQUITY FACTOR ETF
Ticker: SMLFStock Exchange: NYSE Arca
Investment Objective
The iShares U.S. Small-Cap Equity Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. small-capitalization stocks that have favorable exposure to target style factors subject to constraints.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.” The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
0.15%	None	0.00%	0.15%

1Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the STOXX U.S. Small-Cap Equity Factor Index (the “Underlying Index”), which is a rules-based equity index provided by STOXX Ltd. (the “Index Provider” or “STOXX”). The Underlying Index is composed of small-capitalization equity securities from the STOXX US Small Cap Index (the “Parent Index”) that are selected and weighted using an optimization process designed to maximize exposure to four target factors: momentum, quality, value, and low volatility.
The Underlying Index seeks to control exposure to, among other things, industries, limit turnover and maintain a level of risk similar to that of the Parent Index. The Parent Index is a free float market capitalization-weighted index designed to measure the performance of small-capitalization companies in the U.S. Small-capitalization companies, as calculated by the Index Provider, represent approximately the bottom 15% of the investable market capitalization in the U.S. securities market, as determined by STOXX.
The momentum score is calculated from the following signals: price momentum, earnings momentum and earnings announcement drift (i.e., the difference between a stock’s performance on and immediately following an earnings announcement date).
The quality score is calculated from the following signals: gross profitability, share dilution, accruals, changes in net operating assets, carbon emissions intensity and greenhouse gas (“GHG”) reduction targets. Carbon emissions intensity is based on the issuer’s Scope 1 and Scope 2 GHG emissions (i.e., direct
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emissions from sources that an issuer owns or controls and indirect emissions from the issuer’s purchase of energy) relative to peers in its Industry Classification Benchmark (“ICB”) Supersector, as reported by Institutional Shareholder Services (“ISS”). The GHG targets signal is based on the robustness of an issuer’s GHG reduction targets, including whether they are part of the Science Based Targets initiative (“SBTi”) framework; this is assessed by ISS based on its own ESG ratings data and SBTi data.
The value score is calculated from the following signals: current book value-to-price ratio, dividend yield (i.e., 12-month trailing dividend divided by total market capitalization), earnings yield (i.e., 12-month net income divided by total market capitalization), cash flow yield (i.e., 12-month cash flow divided by total market capitalization) and time series normalized cash flow yield over the previous 36 months.
The low volatility score is based on prior 12 month volatility, as calculated by the Index Provider.
The maximum weight of a single security is 10%, and the sum of security weights that are individually greater than 4.5% must be less than 22.5% of the Underlying Index. The Index Provider also applies other constraints, such as country and sector exposures relative to the Parent Index, among others. The Underlying Index is reviewed and rebalanced quarterly.
As of July 31, 2025, the Underlying Index consisted of approximately 842 constituents, and a significant portion of the Underlying Index is represented by securities of companies in the consumer goods and services, financials and industrials industries or sectors. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index and Parent Index are sponsored by STOXX, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and Parent Index and publishes information regarding the market value of the Underlying Index and Parent Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Certain key risks are prioritized below (with others following in alphabetical order), but the relative significance of any risk is difficult to predict and may change over time. You should review each risk factor carefully.
Risk of Investing in the U.S. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.
Small-Capitalization Companies Risk. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments. The securities of small-capitalization companies may be more volatile and less liquid than those of mid- and large-capitalization companies. As a result, the Fund’s share price may be more volatile than that of a fund with a greater investment in large- or mid-capitalization stocks.
Style Factors Risk. Each of the four equity style factors (i.e., momentum, quality, value and low volatility) that determine the weight of each component security in the Underlying Index has characteristics that may cause the Fund to underperform the Parent Index or the market as a whole.
Momentum Factor Risk. Securities that previously exhibited greater momentum characteristics may not continue to experience positive momentum, and such a change could occur
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quickly. Momentum securities may experience more volatility than the market as a whole.
Quality Factor Risk. Securities that previously exhibited greater quality characteristics than other securities may not continue to be quality securities. Many factors can impact a security’s quality and performance, and such factors and their impact may be difficult to predict.
Value Factor Risk. Value securities are those issued by companies that may be perceived as undervalued. Such securities may decline in price or fail to appreciate for long periods of time, and they may never realize their full potential value.
Low Volatility Factor Risk. Low volatility securities may underperform the broader market during periods of strong, rising or speculative stock prices. The prices of such securities may not be any less volatile (and could be more volatile) than the market as a whole.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
Consumer Goods and Services Companies Risk. Consumer goods and services companies face risks related to changes in consumer preferences and disposable income, commodity prices, government regulation, supply chain disruptions, damage to brand or reputation, economic slowdown and labor shortages, among other things.
ESG Risk. To the extent that the Underlying Index uses criteria related to the ESG characteristics of issuers, this may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds whose underlying index does not use ESG criteria. The Underlying Index’s use of ESG criteria may result in the Fund investing in, or allocating greater weight to, securities or market sectors that underperform the market as a whole or underperform other funds that use ESG criteria. In addition, the use of representative sampling may result in divergence of the Fund’s overall ESG characteristics or ESG risk from those of the Underlying Index. The Index Provider may evaluate security-level ESG data and, if applicable, ESG objectives or constraints that are relevant to the Underlying Index only at index reviews or rebalances. Securities included in the Underlying Index may cease to meet the relevant ESG criteria but may nevertheless remain in the Underlying Index and the Fund until the next review or rebalance by the Index Provider. As a result, certain securities in the Underlying Index, or the Underlying Index as a whole, may not meet the relevant ESG objectives or constraints at all times.
Financial Companies Risk. Financial services companies are subject to extensive governmental regulation and intervention, which may adversely affect their profitability, the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain and their size, among other things. Financial services companies also may be significantly affected by, among other things, interest rates, economic conditions, volatility in financial markets, credit rating
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downgrades, adverse public perception, exposure concentration and counterparty risk.
Industrial Companies Risk. Industrial companies face a number of risks, including supply chain and distribution disruptions, business interruptions, product obsolescence, third-party vendor risks, cyber attacks, trade disputes, product recalls, liability claims, scarcity of materials or parts, excess capacity, changes in consumer preferences, and volatility in commodity prices and currencies. The performance of such companies may also be affected by technological developments, labor relations, legislative and regulatory changes, government spending policies, and changes in domestic and international economies.
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from the Fund’s obligation, if any, for foreign withholding taxes; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions.
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Performance Information
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of an appropriate broad-based securities market index and the Underlying Index. Returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Calendar Year-by-Year Returns

	Return (%)	Period Ended
Calendar Year-to-Date Return	10.95%	September 30, 2025
During the periods shown in the chart:
Best Quarter	23.62%	December 31, 2020
Worst Quarter	-30.48%	March 31, 2020
Average Annual Total Returns
(for the periods ended December 31, 2024)
	One Year	Five Years	Since Fund Inception
(Inception Date: 04/28/2015)
Return Before Taxes	16.61%	10.97%	10.03%
Return After Taxes on Distributions	16.19%	10.59%	9.70%
Return After Taxes on Distributions and Sale of Fund Shares	10.05%	8.64%	8.16%
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)	23.87%	13.78%	12.49%
STOXX U.S. Small-Cap Equity Factor Index (Spliced)[1] (Returns do not reflect deductions for fees, expenses or taxes)	16.71%	11.24%	10.36%

1The STOXX U.S. Small-Cap Equity Factor Index (Spliced) reflects the performance of the MSCI USA Small Cap Diversified Multiple-Factor Index through February 28, 2023 and the STOXX U.S. Small-Cap Equity Factor Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
S-51

Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Jennifer Hsui, Matt Waldron, Peter Sietsema and Steven White (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Hsui, Mr. Waldron, Mr. Sietsema and Mr. White have been Portfolio Managers of the Fund since 2015, 2025, 2025 and 2025, respectively.
Purchase and Sale of Fund Shares
The Fund is an exchange-traded fund (commonly referred to as an “ETF”). Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
S-52

More Information About the Funds
This Prospectus contains important information about investing in the Funds listed below. Please read this Prospectus carefully before you make any investment decisions. Additional information regarding the Funds as well as other funds that are series of iShares Trust, iShares U.S. ETF Trust or iShares, Inc. (each, a “Fund”) is available at www.iShares.com.
Each Fund’s investment objective and its Underlying Index may be changed without shareholder approval.

Fund	Underlying Index	Investment Objective
iShares ESG Optimized MSCI USA Min Vol Factor ETF[1]	MSCI USA Minimum Volatility Extended ESG Reduced Carbon Target Index
The iShares ESG Optimized MSCI USA Min Vol Factor ETF seeks to track the investment results of an index composed of U.S. large-
and mid-capitalization equities that, in aggregate, have lower volatility characteristics, reduced carbon exposure and improved environmental, social and governance quality characteristics relative to the parent index.

iShares MSCI USA Min Vol Factor ETF	MSCI USA Minimum Volatility (USD) Index
The iShares MSCI USA Min Vol Factor ETF seeks to track the
investment results of an index composed of U.S. equities that, in the aggregate, have lower volatility characteristics relative to the broader U.S. equity market.

iShares MSCI USA Momentum Factor ETF	MSCI USA Momentum SR Variant Index	The iShares MSCI USA Momentum Factor ETF seeks to track the investment results of an index composed of U.S. large- and mid- capitalization stocks exhibiting relatively higher price momentum.
iShares MSCI USA Quality Factor ETF	MSCI USA Sector Neutral Quality Index
The iShares MSCI USA Quality Factor ETF seeks to track the
investment results of an index composed of U.S. large- and mid-
capitalization stocks with quality characteristics as identified through certain fundamental metrics.

iShares MSCI USA Size Factor ETF	MSCI USA Low Size Index	The iShares MSCI USA Size Factor ETF seeks to track the investment results of an index composed of U.S. large- and mid- capitalization stocks with relatively smaller average market capitalization.
iShares MSCI USA Small-Cap Min Vol Factor ETF	MSCI USA Small Cap Minimum Volatility (USD) Index
The iShares MSCI USA Small-Cap Min Vol Factor ETF seeks to
track the investment results of an index composed of small-
capitalization U.S. equities that, in the aggregate, have lower volatility characteristics relative to the small-capitalization U.S.
equity market.

iShares MSCI USA Value Factor ETF	MSCI USA Enhanced Value Index
The iShares MSCI USA Value Factor ETF seeks to track the
investment results of an index composed of U.S. large- and mid-
capitalization stocks with value characteristics and relatively lower valuations.

iShares U.S. Equity Factor ETF	STOXX U.S. Equity Factor Index
The iShares U.S. Equity Factor ETF seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks that have favorable exposure to target style factors subject to constraints.

iShares U.S. Small-Cap Equity Factor ETF	STOXX U.S. Small-Cap Equity Factor Index
The iShares U.S. Small-Cap Equity Factor ETF seeks to track the investment results of an index composed of U.S. small-
capitalization stocks that have favorable exposure to target style factors subject to constraints.

1
On June 2, 2025, the name of the Fund changed from the iShares ESG MSCI USA Min Vol Factor ETF to the iShares ESG Optimized MSCI USA Min Vol Factor ETF.
ETFs are funds that trade like other publicly traded securities. Shares of each Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day. The market price for a share of a Fund may be different from the Fund’s most recent NAV.
Each Fund invests in a particular segment of the markets for securities and other instruments (as applicable) and is designed to be used as part of broader asset allocation strategies. Accordingly, an investment in a Fund should not constitute a complete investment program. An investment in a Fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, BFA or any of BFA’s affiliates.
1

Index Funds
A share of a Fund represents an ownership interest in an underlying portfolio of securities and other instruments (as applicable) that is intended to track the Fund’s Underlying Index. An index is a financial calculation, based on a grouping of financial instruments, and is not an investment product, while each Fund is an actual investment portfolio. The performance of a Fund and that of its Underlying Index may vary for a number of reasons, including transaction costs, asset or currency valuations, corporate actions, timing variances and differences between the composition of a Fund’s portfolio and that of the Underlying Index resulting from the Fund’s use of representative sampling or from legal restrictions (such as diversification requirements) that apply to the Fund but not to its Underlying Index.
From time to time, the provider of the Underlying Index (“Index Provider”) may make changes to the index methodology or other adjustments to a Fund’s Underlying Index. Unless otherwise determined by BFA, any such change will be reflected in the calculation of the Underlying Index’s performance on a going-forward basis after the effective date of such change. Therefore, the performance of the Underlying Index that is shown for periods prior to the effective date of any such change generally will not be recalculated or restated to reflect the change.
BFA uses a representative sampling indexing strategy to manage the Funds. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. Because the Funds use representative sampling, they can be expected to have a larger tracking error than if they used a replication indexing strategy. “Replication” is an indexing strategy in which a fund invests in substantially all of the components of its underlying index in approximately the same proportions as in the underlying index.
2

Additional Information About the Funds' Risks
Each Fund is subject to various risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Each Fund discloses its portfolio holdings daily at www.iShares.com. You could lose all or part of your investment in a Fund, which could underperform other investments. The table below identifies the principal and other (non-principal) risks that apply to each Fund. A Fund that invests in an underlying fund (“Underlying Fund”) also may be indirectly exposed to these risks through such investment. A description of each risk is provided after the table.

	iShares ESG Optimized MSCI USA Min Vol Factor ETF	iShares MSCI USA Min Vol Factor ETF	iShares MSCI USA Momentum Factor ETF	iShares MSCI USA Quality Factor ETF	iShares MSCI USA Size Factor ETF	iShares MSCI USA Small-Cap Min Vol Factor ETF
✓ Principal Risk | • Other Risk
Asset Class Risk	✓	✓	✓	✓	✓	✓
Assets Under Management (AUM) Risk	✓
Authorized Participant Concentration Risk	✓	✓	✓	✓	✓	✓
Close-Out Risk for Qualified Financial Contracts	•	•	•	•	•	•
Communications Companies Risk		•	•	•		•
Concentration Risk	✓	✓	✓	✓	✓	✓
Consumer Goods and Services Companies Risk	✓	✓	✓	✓	✓	✓
Energy Companies Risk
Equity Securities Risk	✓	✓	✓	✓	✓	✓
ESG Risk	✓
Financial Companies Risk	•	✓	✓	•	✓	•
Geographic and Security Risks	•	•	•	•	•	•
Healthcare Companies Risk	•	•	•	•	•	✓
High Portfolio Turnover Risk			✓
Illiquid Investments Risk	•	•	•	•	•	•
Index-Related Risk	✓	✓	✓	✓	✓	✓
Industrial Companies Risk	•	•	•	•	✓	•
Issuer Risk	✓	✓	✓	✓	✓	✓
Large-Capitalization Companies Risk	✓	✓	✓	✓	✓
Large Shareholder and Large- Scale Redemption Risk	•	•	•	•	•	•
Low Size Securities Risk					✓
Low Volatility Risk	✓	✓				✓
Management Risk	✓	✓	✓	✓	✓	✓
Market Risk	✓	✓	✓	✓	✓	✓
Market Trading Risk	✓	✓	✓	✓	✓	✓
Materials Companies Risk
Mid-Capitalization Companies Risk	✓	✓	•	•	✓
Momentum Securities Risk			✓
Operational and Technology Risks	✓	✓	✓	✓	✓	✓
Ownership Limitations Risk	•	•	•	•	•	•
Quality Securities Risk				✓
Real Estate Investment Risk					•	•
3

	iShares ESG Optimized MSCI USA Min Vol Factor ETF	iShares MSCI USA Min Vol Factor ETF	iShares MSCI USA Momentum Factor ETF	iShares MSCI USA Quality Factor ETF	iShares MSCI USA Size Factor ETF	iShares MSCI USA Small-Cap Min Vol Factor ETF
✓ Principal Risk | • Other Risk
Risk of Investing in the U.S.	✓	✓	✓	✓	✓	✓
Securities Lending Risk	✓	✓	✓	✓	✓	✓
Small-Capitalization Companies Risk						✓
Small Fund Risk	✓
Style Factors Risk
Technology Companies Risk	✓	✓	✓	✓	✓	•
Tracking Error Risk	✓	✓	✓	✓	✓	✓
Utility Companies Risk	•	•			•	•
Value Securities Risk

	iShares MSCI USA Value Factor ETF	iShares U.S. Equity Factor ETF	iShares U.S. Small-Cap Equity Factor ETF
✓ Principal Risk | • Other Risk
Asset Class Risk	✓	✓	✓
Assets Under Management (AUM) Risk
Authorized Participant Concentration Risk	✓	✓	✓
Close-Out Risk for Qualified Financial Contracts	•	•	•
Communications Companies Risk	•
Concentration Risk	✓	✓	✓
Consumer Goods and Services Companies Risk	✓	✓	✓
Energy Companies Risk
Equity Securities Risk	✓	✓	✓
ESG Risk		✓	✓
Financial Companies Risk	•	•	✓
Geographic and Security Risks	•	•	•
Healthcare Companies Risk	•	•	•
High Portfolio Turnover Risk
Illiquid Investments Risk	•	•	•
Index-Related Risk	✓	✓	✓
Industrial Companies Risk	•	•	✓
Issuer Risk	✓	✓	✓
Large-Capitalization Companies Risk	✓	✓
Large Shareholder and Large-Scale Redemption Risk	•	•	•
Low Size Securities Risk
Low Volatility Risk
Management Risk	✓	✓	✓
Market Risk	✓	✓	✓
Market Trading Risk	✓	✓	✓
Materials Companies Risk
Mid-Capitalization Companies Risk	✓	•
Momentum Securities Risk
4

	iShares MSCI USA Value Factor ETF	iShares U.S. Equity Factor ETF	iShares U.S. Small-Cap Equity Factor ETF
✓ Principal Risk | • Other Risk
Operational and Technology Risks	✓	✓	✓
Ownership Limitations Risk	•	•	•
Quality Securities Stock Risk
Real Estate Investment Risk			•
Risk of Investing in the U.S.	✓	✓	✓
Securities Lending Risk	✓	✓	✓
Small-Capitalization Companies Risk		•	✓
Small Fund Risk
Style Factors Risk		✓	✓
Technology Companies Risk	✓	✓	•
Tracking Error Risk	✓	✓	✓
Utility Companies Risk
Value Securities Risk	✓
Asset Class Risk. The securities and other assets in a Fund’s portfolio or, if applicable, its Underlying Index may underperform in comparison to indexes that track, or assets that represent, other countries or geographic units, industries, markets, market segments, or asset classes. Various types of securities, other assets and indexes may experience cycles of outperformance and underperformance in comparison to financial markets generally. This divergence may be due to a number of factors including, among other things, inflation, interest rates, productivity, global demand for local products or resources, and regulation and governmental controls. This may cause a Fund to underperform other investment vehicles that invest in different asset classes.
Assets Under Management (AUM) Risk. From time to time, an Authorized Participant, a third-party investor, a Fund’s adviser, an affiliate of a Fund’s adviser, or another fund may invest in a Fund and hold its investment for a specific period of time to allow the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund.
Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with a Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for a Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for a Fund that invests in securities issued by non-U.S. issuers or instruments with lower trading volume. Such assets often entail greater settlement and operational complexity and higher capital costs for Authorized Participants, which may limit the number of Authorized Participants that engage with the Fund.
Close-Out Risk for Qualified Financial Contracts. Regulations adopted by global prudential regulators require counterparties that are part of U.S. or foreign global systemically important banking organizations to include contractual restrictions on close-out and cross-default in agreements relating to qualified financial contracts. Qualified financial contracts include agreements relating to swaps, currency forwards and other derivatives as well as repurchase agreements and securities lending agreements. The restrictions prevent a Fund from closing out a qualified financial contract during a specified time period if the counterparty is subject to resolution proceedings and also prohibit a Fund from exercising default rights due to a receivership or similar proceeding of an affiliate of the counterparty. These requirements may increase credit risk and other risks to a Fund.
Communications Companies Risk. Communications companies may face rapid product obsolescence as well as unexpected risks and costs related to product compatibility and standardization, new product introduction and technological developments, such as artificial intelligence and machine learning. These companies may need to commit substantial capital to integrate new technologies and develop new products and services. Demographic shifts and changes in consumer preferences and expectations may have negative impacts on their business. Cybersecurity and data privacy risks may be heightened for communications companies, and a theft of proprietary or consumer information or disruptions in service could have a material adverse effect on their operations and reputation.
Communications companies are subject to extensive government regulation, including licensing and franchise requirements. The costs of complying with regulations and seeking required approvals, as well as potential delays or denials, may adversely affect their business. These companies may face increased government scrutiny and may be subject to adverse government or legal action. They depend significantly on patent and other intellectual property rights, and the loss or impairment of these rights may adversely affect their profitability.
5

Concentration Risk. A Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes. A Fund with investment concentration may be more adversely affected by the underperformance of those assets, may experience greater price volatility and may be more susceptible to adverse economic, market, political or regulatory impacts on those assets compared to a fund that does not concentrate its investments.
Consumer Goods and Services Companies Risk. Many consumer goods and services companies (“consumer companies”) rely heavily on disposable household income and consumer spending and may be impacted by social trends, marketing campaigns, demographic shifts and other factors affecting consumer preferences and demand. In addition, damage to a brand or a reputation crisis can have a substantial adverse impact on consumer companies.
Certain consumer companies, such as those providing discretionary goods or services, may depend more on business cycles, overall economic conditions and consumer confidence. Many consumer goods and services are subject to government regulation and the related compliance costs, and consumer companies also face the risk of product liability claims. Consumer companies also may be adversely affected by volatility in commodity prices, supply chain disruptions and labor shortages.
Energy Companies Risk. The energy sector tends to be closely tied to the economic cycle and can be significantly affected by supply-demand dynamics and volatility in commodity prices. Energy companies also may be adversely affected by exchange rate fluctuations, war or other conflicts, sanctions, import/export controls, depletion of resources, technological advances and labor relations. This sector generally is subject to substantial government regulation, and companies may incur significant costs in complying with environmental and other laws. Policies that promote energy conservation, clean energy or the transition to low carbon alternatives also may affect the performance of energy companies.
Energy companies may depend on a relatively small number of customers, including governmental entities and utilities. The exploration and production of energy sources and the development of energy infrastructure often require significant capital expenditures, and companies may face high interest costs and difficulty in raising capital. Energy companies also may face challenges from operating in countries with a history of adverse policies or events, such as expropriation, confiscation of assets, corruption, political instability and social unrest. The operations of energy companies may be disrupted by events that target or damage energy infrastructure, including cyber or other attacks, accidents and natural disasters. Energy companies are at risk of liability for environmental harm and other types of damages.
The energy sector may experience significant market volatility. For example, Russia’s large-scale invasion of Ukraine in 2022 led to disruptions and increased volatility in the energy and commodity futures markets due to actual and potential disruptions in the supply and demand for certain commodities, including oil and natural gas. The U.S. and other actors have imposed various sanctions and restrictions on business dealings with Russia, which include restrictions on imports of oil, natural gas and coal. It is impossible to predict the effect of current or future sanctions and restrictions, the extent and duration of the conflict, and associated disruptions in the energy sector. The effect of these events or any related developments could be significant and may have a severe adverse effect on a Fund’s performance.
Equity Securities Risk. Equity securities are subject to changes in value due to general market or economic conditions, perceptions about the markets in which issuers participate or a number of factors relating to a specific issuer. Investments in equity securities may be more volatile than investments in other asset classes. Equity securities (both common and preferred stock) are subordinated to debt securities in a company’s capital structure, and so equity holders are generally subject to more risks, particularly in the event of an issuer’s bankruptcy. Common stock has the lowest priority and the greatest risks, including with respect to dividends and any liquidation payments.
ESG Risk. To the extent that a Fund’s Underlying Index uses criteria related to the ESG characteristics of issuers, this may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds whose underlying index does not use ESG criteria. An Underlying Index’s use of ESG criteria may result in a Fund investing in, or allocating greater weight to, securities or market sectors that underperform the market as a whole or underperform other funds that use ESG criteria. In addition, the use of representative sampling may result in the divergence of a Fund's overall ESG characteristics or ESG risk from those of the Underlying Index.
An Index Provider evaluates securities for inclusion and/or weighting in such an Underlying Index based on ESG criteria and data provided by the Index Provider or third parties. The Index Provider’s evaluation of securities’ ESG characteristics depends on these criteria and data, which may vary by index provider, and no assurance can be given that they will be complete, accurate or current. In addition, an Index Provider may evaluate security-level ESG data (including ratings) and, if applicable, ESG objectives or constraints that are relevant to an Underlying Index only at index reviews or rebalances. Securities included in an Underlying Index may cease to meet the relevant ESG criteria but may nevertheless remain in the Underlying Index and in the Fund using the Underlying Index until the next review or rebalance by the Index Provider. As a result, certain securities in the Underlying Index, or the Underlying Index as a whole, may not meet the relevant ESG objectives or constraints at all times. If the ESG assessment of a security in an Underlying Index or a Fund changes, neither the Fund nor BFA accepts any liability in relation to such change. BFA does not monitor securities in an Underlying Index with respect to ESG objectives or constraints applied by the Index Provider and is not responsible for changes to the ESG assessment of a security in an Underlying Index between rebalances. In addition, BFA does not assess the validity of an Index Provider’s evaluation of the ESG characteristics of securities or the criteria and data used in such evaluation.
6

The impacts of risks related to ESG investing are likely to change over time, and new ESG risks may be identified as further data and information regarding ESG factors and impacts become available. In addition, methodologies for ESG investing continue to develop, and the ESG methodology applied by an Index Provider may change over time.
Financial Companies Risk. Financial services companies are subject to extensive governmental regulation and intervention, which may change frequently and may adversely affect their profitability, the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain and their size, among other things. Financial services companies also may be significantly affected by, among other things, interest rates, economic conditions, credit rating downgrades, adverse public perception and exposure concentration. Increased risk-taking by financial companies may result in greater overall risk in the global financial sector. Certain events may cause an unusually high degree of volatility in financial markets and pose the risk of large losses for financial services companies.
Financial companies frequently operate with substantial financial leverage and are exposed directly to the credit risk of their borrowers and counterparties, which also may be leveraged to an unknown degree. Financial companies may have significant exposure to the same borrowers and counterparties; as a result, a borrower’s or counterparty’s inability to meet its obligations to one company may affect other financial companies with exposure to the same borrower or counterparty. This interconnectedness of risk may result in significant negative impacts to companies with direct exposure to the defaulting counterparty as well as adverse cascading effects in the markets and the financial sector generally.
Healthcare Companies Risk. The profitability of healthcare companies may be adversely affected by the following factors, among others: extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, a limited number of products, labor shortages, supply chain issues and industry innovation. Many new products in the healthcare sector entail significant research and development and require regulatory approval, all of which may be long and costly, and such efforts ultimately may be unsuccessful. Many healthcare companies depend heavily on obtaining and defending patents, which can be costly, and may be adversely affected by the expiration of patents. Healthcare companies also are subject to extensive litigation based on product liability and similar claims.
High Portfolio Turnover Risk. The sale and purchase of securities and other assets in a Fund’s portfolio generally involve transaction costs to the Fund (e.g., brokerage commissions, dealer mark-ups). Higher portfolio turnover may cause the Fund to incur additional transaction costs, which have the effect of reducing the Fund’s investment return. In addition, greater frequency in the sale of securities or other assets may result in the realization or distribution to Fund shareholders of greater capital gains (including short-term gains) compared to a fund with less turnover. These effects of high portfolio turnover may adversely affect a Fund’s performance and could result in undesirable tax consequences for shareholders. Certain investment strategies (e.g., active management, investing in dollar rolls or to-be-announced mortgage trades) and volatile market conditions may be more likely to involve higher portfolio turnover.
Illiquid Investments Risk. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment. An investment may be illiquid due to, among other things, fewer participants or less capacity to make a market in the investment, the lack of an active market for the investment, capital controls, delays or limits on repatriation of local currency, and the insolvency of local governments. To the extent that a Fund invests in securities or other assets with substantial market and/or credit risk, the Fund will tend to have increased exposure to the risks associated with illiquid investments. Illiquid investments may be harder to value, especially in changing markets.
Liquid investments may become illiquid after purchase by a Fund, particularly during periods of market turmoil. There can be no assurance that a security or other asset that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by a Fund, and any security or other asset held by a Fund may be deemed an illiquid investment pursuant to the Fund’s liquidity risk management program.
Holdings of illiquid investments may reduce a Fund’s returns because the Fund may be unable to transact at advantageous times or prices. If a Fund is forced to sell underlying investments at reduced prices or under unfavorable conditions to meet redemption requests or for other cash needs, the Fund may suffer a loss. This may be magnified in a rising interest rate environment or other circumstances where redemptions of Fund shares may be greater than normal. If other market participants attempt to liquidate holdings at the same time as a Fund, this will lead to an increased supply of the Fund’s underlying investments in the market and contribute to greater illiquid investments risk and downward pricing pressure. In addition, if a Fund is limited in its ability to sell illiquid investments during periods when shareholders are redeeming their shares, the Fund will need to sell liquid securities to meet redemption requests, and illiquid securities will become a larger portion of the Fund’s holdings. During periods of market volatility, liquidity in the market for a Fund’s shares may be impacted by the liquidity in the market for the underlying securities or other assets held by the Fund, which could lead to the Fund’s shares trading at a premium or discount to the Fund's NAV.
Index-Related Risk. A Fund that tracks an Underlying Index seeks to achieve a return that corresponds generally to the price and yield performance, before fees and expenses, of its Underlying Index as published by the Index Provider. There is no assurance that the Index Provider or its agents will construct or calculate the Underlying Index accurately. While the Index Provider describes what the Underlying Index is designed to achieve, neither the Index Provider nor its agents provide any warranty or accept any liability regarding the quality, accuracy or completeness of the Underlying Index or its related data, and they do not guarantee that the Underlying Index will be in line with the Index Provider’s methodology. BFA also does not provide any warranty or guarantee against the Index Provider’s or any agent’s errors.
The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither a Fund nor BFA can offer assurances that the Index Provider’s
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methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of an Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, particularly for indexes that are less commonly used as benchmarks. In addition, there may be heightened risks associated with the adequacy and reliability of information about emerging markets constituents, as such markets may have less information available or less regulatory oversight. Errors related to an Underlying Index may negatively or positively impact a Fund and its shareholders. For example, if the Underlying Index contains incorrect constituents, the Fund will have exposure to such constituents and will be underexposed to the Underlying Index’s other constituents. Shareholders should understand that any gains from an Index Provider’s errors will be kept by the Fund and its shareholders and any losses or costs from such errors will be borne by the Fund and its shareholders.
Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact an Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance to an Underlying Index. This could cause the Underlying Index to vary from its normal or expected composition. If a scheduled rebalance is postponed, index constituents that would otherwise be removed at the rebalance (due to, for example, changes in market capitalization or issuer credit ratings) may remain, causing the performance and constituents of the Underlying Index to vary from those expected under normal conditions. In addition, to the extent circumstances evolve between periodic index reviews and reconstitutions, an Underlying Index may include constituents that do not align with its objective or selection criteria, and the Fund tracking the Underlying Index may be similarly affected.
In addition to scheduled rebalances, an Index Provider or its agents may carry out ad hoc index rebalances due to reaching certain weighting constraints, unusual market conditions, corporate events, or corrections of errors. The relevant Fund will in turn rebalance its portfolio to attempt to increase the correlation between the portfolio and the Underlying Index. The Fund and its shareholders will directly bear any transaction costs and market exposure from such portfolio rebalancing. Therefore, index-related errors and ad hoc rebalances may increase a Fund’s costs and tracking error.
Industrial Companies Risk. Industrial companies face a number of risks, including supply chain and distribution disruptions, business interruptions, third-party vendor risks, cyber attacks, trade disputes, product recalls, liability and environmental damage claims, scarcity of materials or parts, excess capacity, changes in consumer preferences, and volatility in commodity prices and currencies. The products of industrial companies may face obsolescence due to technological developments and new product introduction. Furthermore, changes in trade restrictions and tariffs as well as broader geopolitical developments could adversely affect industrial companies. These companies also may be significantly affected by domestic and international economic conditions, legislative and regulatory changes, and labor relations. Industrial companies may depend on public or private sector financing, which may become difficult to obtain due to government spending constraints or reduced availability of capital. Such companies may be unable to protect their intellectual property rights or may be liable for infringing the intellectual property rights of others.
Issuer Risk. The performance of a Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders of a Fund, including an Authorized Participant, a third-party investor, the Fund’s adviser, an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares or may hold their investment in the Fund for a limited period of time. These shareholders may also pledge or loan Fund shares (to secure financing or otherwise), which may result in the shares becoming concentrated in another party. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment or that the size of a Fund would be maintained. Redemptions of a large number of Fund shares may adversely affect a Fund’s liquidity and net assets. To the extent a Fund permits redemptions in cash, these redemptions may force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may negatively impact the Fund’s NAV, have a material effect on the market price of Fund shares, increase the Fund’s brokerage costs, accelerate the realization of taxable income and/or capital gains, and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such tax year. A Fund also may be required to sell its more liquid investments to meet a large redemption, in which case the Fund’s remaining assets may be less liquid, more volatile, and more difficult to price.
To the extent these large shareholders transact in Fund shares on the secondary market, such transactions may account for a large percentage of the trading volume for Fund shares and may, therefore, have a material upward or downward effect on the market price of the shares. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would, diluting its investment returns.
Low Size Securities Risk. Investments in low size securities may be riskier, less liquid, more volatile and more susceptible to economic, market and industry changes than investments in the securities of relatively larger-capitalized companies. Low size companies may have
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more limited product lines, markets, financial resources, personnel and management experience and thus may be more vulnerable to adverse business and economic developments. Low size securities may be more be more volatile and less liquid than securities on the larger end of a Fund’s capitalization range, and it may be more difficult for a Fund to buy and sell them. As a result, the share price of a Fund with a low size strategy may be more volatile than that of a fund with a greater investment in the securities of relatively larger-capitalized companies.
Low Volatility Risk. A low volatility strategy may underperform the broader market during periods of strong, rising or speculative stock prices. In addition, there is a risk that a Fund with such an investment strategy may experience more than minimum volatility. Securities in a Fund’s portfolio may be subject to price volatility, and their prices may not be less volatile (and could be more volatile) than the market as a whole, which could adversely affect the Fund’s NAV.
Management Risk. An index Fund invests in securities or other assets included in, or representative of, its Underlying Index, regardless of their investment merits. Such a Fund may be affected by a general decline in market segments related to its Underlying Index, and BFA generally does not attempt to invest the Fund’s assets in defensive positions under any market conditions, including declining markets. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track its Underlying Index. Because BFA uses a representative sampling indexing strategy, a Fund will not fully replicate its Underlying Index and may hold securities or other assets not included in the Underlying Index. As a result, a Fund is subject to the risk that BFA’s investment strategy, whose implementation is subject to a number of constraints, may not produce the intended results. There is no guarantee that a Fund’s investment results will have a high degree of correlation to those of its Underlying Index or that a Fund will achieve its investment objective.
Market Risk. A Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. The value of a financial instrument or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the particular instrument or asset, or factors that affect one or more issuers, counterparties, exchanges, countries or other geographic units, markets, industries, or asset classes. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on a Fund and its investments and could result in increased premiums or discounts to a Fund’s NAV. Changes in market and economic conditions generally do not have the same impact on all types of instruments and assets.
Market Trading Risk. A Fund faces numerous market trading risks, any of which may lead to its shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to the NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.
Absence of an Active Primary Market. Although Fund shares are listed for trading on one or more stock exchanges, there can be no assurance that an active primary trading market for Fund shares will develop or be maintained by market makers or Authorized Participants.
Secondary Listing Risks. A Fund’s shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund’s primary listing is maintained. Fund shares also may be available to non-U.S. investors through funds or structured investment vehicles similar to depositary receipts. There can be no assurance that a Fund’s shares will continue to trade on any such stock exchange or in any market or that a Fund’s shares will continue to meet the requirements for exchange listing or market trading. A Fund’s shares may be less actively traded in certain markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information that is available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.
Secondary Market Trading Risk. Shares of a Fund may trade in the secondary market at times when the Fund does not accept orders to create or redeem shares. At such times, shares may trade in the secondary market with more significant premiums or discounts to NAV than might be experienced at times when the Fund accepts creation and redemption orders. Securities held by a Fund may be traded in markets that close at a different time than an exchange on which Fund shares are traded. Liquidity in those securities may be reduced after the applicable closing time. As a result, during the time when the exchange is open but after the applicable market closing, fixing or settlement time, there may be wider bid/ask spreads on the exchange and a greater premium or discount to NAV.
In stressed market conditions, the market for a Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, and an investor may be unable to sell their Fund shares.
Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or for other reasons. In times of extraordinary market volatility, Fund shares may be subject to trading halts pursuant to “circuit breaker” rules of a stock exchange or market. If there is a trading halt or unanticipated closure of an exchange or market, an investor may be unable to purchase or sell Fund shares. In addition, if trading in certain securities or financial instruments is restricted, this may disrupt a Fund’s creation/redemption process, affect the price at which Fund shares trade in the secondary market, and result in a Fund being unable to trade certain securities or financial instruments. In such circumstances, a Fund may be unable to rebalance its portfolio or accurately price its portfolio holdings and may incur substantial trading losses.
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Shares of a Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short. In addition, trading activity in derivative products based on a Fund may lead to increased trading volume and volatility in the secondary market for the shares of the Fund.
Fund Shares May Trade at Prices Other Than NAV. Shares of a Fund trade on stock exchanges at prices at, above or below the Fund’s most recent NAV. A Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s portfolio holdings. The trading price of a Fund’s shares fluctuates throughout trading hours based on both market supply of and demand for Fund shares and the underlying value of the Fund’s portfolio holdings or NAV. As a result, the trading prices of a Fund’s shares may deviate significantly from NAV during times of market volatility, significant redemption requests, or other unusual market conditions
However, because Fund shares can be created and redeemed in Creation Units at NAV, BFA believes that large discounts or premiums to a Fund’s NAV are not likely to be sustained over the long term (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs). While the creation/redemption feature is designed to make it more likely that a Fund’s shares normally will trade on stock exchanges at prices close to the Fund’s next calculated NAV, exchange prices are not expected to correlate exactly with the Fund’s NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants, or other market participants, and during periods of significant market volatility, may result in trading prices for shares of a Fund that differ significantly from its NAV. Authorized Participants may be less willing to create or redeem a Fund’s shares if there is a lack of an active market for such shares or the Fund’s underlying investments, which may contribute to the Fund’s shares trading at a premium or discount to NAV.
Costs of Buying or Selling Fund Shares. Buying or selling Fund shares on an exchange involves two types of costs that apply to all securities transactions. When buying or selling Fund shares through a broker, you will likely incur a brokerage commission and other charges. In addition, you may incur the cost of the “spread,” which is the difference between what investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). The spread varies over time for Fund shares based on trading volume and market liquidity. It is generally narrower if a Fund has more trading volume and market liquidity and wider if a Fund has less trading volume and market liquidity. Increased market volatility also may cause wider spreads. In addition, there may be regulatory and other charges that are incurred as a result of trading activity. Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results, and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments through a brokerage account.
Materials Companies Risk. The materials sector tends to be closely tied to the economic cycle and can be significantly affected by supply-demand dynamics. Materials companies may be adversely affected by commodity price volatility, exchange rate fluctuations, social and political unrest, war, import and export controls, supply chain disruption, increased competition, depletion of resources, technical advances, labor relations, litigation and government regulations, among other factors. Materials companies are at risk of liability for environmental damage and product liability claims and may incur significant costs in complying with environmental laws.
Mid-Capitalization Companies Risk. Investments in mid-capitalization companies may be riskier, less liquid, more volatile and more susceptible to economic, market and industry changes than investments in large-capitalization companies. Mid-capitalization companies may have more limited product lines, markets, financial resources and management experience. As a result, they generally are more vulnerable than large-capitalization companies to adverse business and economic developments. Mid-capitalization companies may have a shorter business track record, with relatively less information available to investors. The securities of mid-sized companies may trade less frequently and in smaller volumes than the securities of larger companies.
Momentum Securities Risk. Securities that previously exhibited greater momentum characteristics than other securities may not continue to experience positive momentum, and such a change could occur quickly. Momentum securities may experience more volatility than the market as a whole, and their returns may be less than the returns of other styles of investing or the overall stock market. A Fund that invests in momentum securities may experience significant losses if momentum stops, reverses or otherwise behaves differently than predicted. In addition, there may be periods when the momentum style of investing is out of favor, and the investment performance of a Fund may suffer during such period.
Operational and Technology Risks. A Fund and the entities with which it interacts directly or indirectly are susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or impair the Fund’s operations. These entities include, but are not limited to, a Fund’s adviser, administrator, distributor, other service providers (e.g., index and benchmark providers, accountants, custodians, and transfer agents), financial intermediaries, counterparties, market makers, Authorized Participants, listing exchanges, other financial market operators, and governmental authorities. Operational and technology risks for the issuers in which a Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value. A Fund may incur substantial costs in order to mitigate operational and technology risks.
Cybersecurity incidents can result from deliberate attacks or unintentional events against an issuer in which a Fund invests, the Fund or any of its service providers. They include, but are not limited to, gaining unauthorized access to systems, misappropriating assets or sensitive information, corrupting or destroying data, and causing operational disruption. Geopolitical tension may increase the scale and sophistication of deliberate attacks, particularly those from nation states or from entities with nation state backing. Cybersecurity incidents may result in
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any of the following: financial losses; interference with a Fund’s ability to calculate its NAV; disclosure of confidential information; impediments to trading; submission of erroneous trades by a Fund or erroneous subscription or redemption orders; the inability of a Fund or its service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; and other legal and compliance expenses. Furthermore, cybersecurity incidents may render records of a Fund, including records relating to its assets and transactions, shareholder ownership of Fund shares, and other data integral to a Fund’s functioning, inaccessible, inaccurate or incomplete. Power outages, natural disasters, equipment malfunctions and processing errors that threaten information and technology systems relied upon by a Fund or its service providers, as well as market events that occur at a pace that overloads these systems, may also disrupt business operations or impact critical data. In addition, the risks of increased use of AI technologies, such as machine learning, include data risk, transparency risk, and operational risk. The AI technologies, which are generally highly reliant on the collection and analysis of large amounts of data, may incorporate biased or inaccurate data, and it is not possible or practicable to incorporate all relevant data into such technologies. The output or results of any such AI technologies may therefore be incomplete, erroneous, distorted or misleading. Further, AI tools may lack transparency as to how data is utilized and how outputs are generated. AI technologies may also allow the unintended introduction of vulnerabilities into infrastructures and applications. A Fund and its shareholders could be negatively impacted as a result of these risks associated with AI technologies. AI technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to quickly evolve, and it is impossible to anticipate the full scope of future AI capabilities or rules and the associated risks to a Fund.
While a Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. Each Fund and its adviser seek to reduce these risks through controls, procedures and oversight, including establishing business continuity plans and risk management systems. However, there are inherent limitations in such plans and systems, including the possibility that certain risks that may affect a Fund have not been identified or may emerge in the future; that such plans and systems may not completely eliminate the occurrence or mitigate the effects of operational or information security disruptions or failures or of cybersecurity incidents; or that prevention and remediation efforts will not be successful or that incidents will go undetected. A Fund cannot control the systems, information security or other cybersecurity of the issuers in which it invests or its service providers, counterparties, and other third parties whose activities affect the Fund.
Lastly, the regulatory climate governing cybersecurity and data protection is developing quickly and may vary considerably across jurisdictions. Regulators continue to develop new rules and standards related to cybersecurity and data protection. Compliance with evolving regulations can be demanding and costly, requiring substantial resources to monitor and implement required changes.
Ownership Limitations Risk. If certain aggregate and/or fund-level ownership thresholds are reached through transactions undertaken by BFA, its affiliates or a Fund, or as a result of third-party transactions or actions by an issuer or regulator, the ability of BFA and its affiliates on behalf of clients (including a Fund) to purchase or dispose of investments, exercise rights or undertake business transactions may be restricted by law, regulation or rules or otherwise impaired. The capacity of a Fund to invest in certain securities or other assets may be affected by the relevant threshold limits, and such limitations may have adverse effects on the liquidity and performance of a Fund’s portfolio holdings.
For example, ownership limits may apply to securities whose issuers operate in certain regulated industries or in certain international markets. Such limits also may apply where the investing entity (such as a Fund) is subject to corporate or regulatory ownership restrictions or invests in certain futures or other derivative transactions. In certain circumstances, aggregate and/or fund-level amounts invested or voted by BFA and its affiliates for client funds and accounts managed by BFA (including a Fund) may not exceed the relevant limits without the grant of a license or other regulatory or corporate approval, order, consent, relief or non-disapproval. However, there is no guarantee that permission will be granted or that, once granted, it will not be modified or revoked at a later date with minimal or no notice. In other cases, exceeding such thresholds may cause BFA and its affiliates, a Fund or other client accounts to suffer disadvantages or business restrictions.
Ownership limitations are highly complex. It is possible that, despite BFA’s intent to either comply with or be granted permission to exceed ownership limitations, it may inadvertently breach a limit or violate the corporate or regulatory approval, order, consent, relief or non-disapproval that was obtained.
Quality Securities Risk. Securities that previously exhibited greater quality characteristics than other securities may not continue to be quality securities. Many factors can impact a security’s quality and performance, and such factors and their impact may be difficult to predict. The returns of quality securities may be less than the returns of other styles of investing or the overall stock market. In addition, there may be periods when the quality style of investing is out of favor, and the investment performance of a Fund may suffer during such period.
Real Estate Companies Risk. Real estate companies, which include real estate investment trusts, real estate holding and operating companies, and real estate management or development companies, expose investors to the risks of owning real estate directly as well as to the risks from the way that such companies operate. Real estate companies and property values may be adversely affected by regulations and other governmental actions, including tax increases, zoning changes and other usage restrictions, environmental regulations, regulatory limitations on rent or eviction, and eminent domain.
Real estate is highly sensitive to general and local economic conditions and can be subject to intense competition and periodic overbuilding. Real estate companies may own a limited number of properties and concentrate their investments in a particular geographic region, industry
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or property type. Economic downturns or other adverse events (e.g., natural disasters) that affect a particular region, industry or property type may lead to decreases in property values, leasing declines and defaults by borrowers or tenants. In the event of a default, a real estate company may experience substantial delays and costs in enforcing its rights with respect to the property and protecting its investment. In addition, because real estate is relatively illiquid, a company may be constrained in its ability to diversify or liquidate its investments in response to economic conditions or other events.
Real estate companies may depend on the management skills of a few key individuals and may have limited financial resources. They may be highly leveraged, which can magnify losses, and interest rate increases can make it difficult for them, as well as borrowers and tenants, to obtain debt financing and meet payment obligations. Declining interest rates could result in increased prepayment on loans and require redeployment of capital in less desirable investments.
Certain real estate companies, such as REITs, could fail to qualify for favorable tax or regulatory treatment, which could produce adverse economic consequences for the company and its investors, including a Fund.
Risk of Investing in the U.S. Investing in U.S. issuers involves legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. A decrease in imports or exports, changes in trade regulations, inflation, an economic recession, financial system stress, or political turmoil, among other risks, may have an adverse effect on the U.S. economy and the securities listed on U.S. exchanges. The U.S. is also subject to the risk of natural disasters, such as droughts, earthquakes, fires and floods. U.S. security risks include acts of terrorism, internal unrest and a deterioration in relations between the U.S. and certain countries. Any of these may adversely affect the U.S. economy, financial markets or issuers.
Governmental agencies project that the U.S. will maintain elevated public debt levels for the foreseeable future. Although elevated debt levels do not necessarily indicate or cause economic problems, the costs of servicing such debt may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system.
Securities Lending Risk. A Fund may engage in securities lending. Securities lending involves the risk that a Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund.
Small-Capitalization Companies Risk. Investments in small-capitalization companies may be riskier, less liquid, more volatile and more susceptible to economic, market and industry changes than investments in large- or mid-capitalization companies. Small-capitalization companies may have more limited product lines, markets, financial resources, personnel and management experience. As a result, they generally are more vulnerable than larger companies to adverse business and economic developments. Small-capitalization companies may have a short business track record, with relatively less information available to investors. The securities of smaller companies may trade less frequently and in lower volumes than the securities of larger companies. Some securities of smaller issuers may be illiquid or restricted as to resale, and their values may have significant volatility. A Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund’s obligations.
Small Fund Risk. When a Fund’s size is small, the Fund may experience low trading volume and wide bid/ask spreads. A Fund’s performance near its inception date may not represent how the Fund will perform in the future or with a larger asset base. In addition, a Fund may face the risk of being delisted if it does not meet certain requirements set by the listing exchange. If a Fund were required to delist from the listing exchange, the Fund’s value may rapidly decline and its performance may be negatively impacted. Any resulting liquidation of a Fund could lead to elevated transaction costs for the Fund and negative tax consequences for its shareholders.
Style Factors Risk. The applicable style factors for a Fund based on its Underlying Index have characteristics that may cause the Fund to underperform the applicable Parent Index or the market as a whole. There may be periods when a particular style of equity investing is out of favor, and the investment performance of a Fund may suffer during such a period.
Momentum Factor Risk. Securities that previously exhibited greater momentum characteristics than other securities may not continue to experience positive momentum, and such a change could occur quickly. Momentum securities may experience more volatility than the market as a whole.
Quality Factor Risk. Securities that previously exhibited greater quality characteristics than other securities may not continue to be quality securities. Many factors can impact a security’s quality and performance, and such factors and their impact may be difficult to predict.
Value Factor Risk. Value securities may decline in price or fail to appreciate for long periods of time, and they may never realize their full potential value. Although value securities have generally performed better than non-value securities during periods of economic recovery, there is no assurance that they will continue to do so.
Low Volatility Factor Risk. Low volatility securities may underperform the broader market during periods of strong, rising or speculative stock prices. The prices of such securities may not be any less volatile (and could be more volatile) than the market as a whole.
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Low Size Factor Risk. Low size companies may have more limited product lines, markets, financial resources, personnel and management experience and thus may be more vulnerable to adverse business and economic developments than relatively larger-capitalized companies. Low size securities may be more be more volatile and less liquid than securities on the larger end of a Fund’s capitalization range, and it may be more difficult for a Fund to buy and sell them.
Technology Companies Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources and personnel. These companies may face rapid product obsolescence as well as unexpected risks and costs related to new product introduction and technological developments, such as artificial intelligence and machine learning. Technology companies may be adversely affected by disruptions to supply chains and distribution networks as well as issues at third-party partners. They are heavily dependent on patent and other intellectual property rights, and the loss or impairment of these rights may adversely affect their profitability. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action. These companies also may be adversely affected by, among other things, actual or perceived security vulnerabilities or other defects in their products and services, which may result in lawsuits, government enforcement actions and other remediation costs.
Tracking Error Risk. A Fund that tracks an index is subject to the risk of “tracking error,” which is the divergence of a Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in a Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by a Fund that the Underlying Index does not incur; a Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by a Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from a Fund’s obligation, if any, for foreign withholding taxes; the requirements for a Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index, such as during a rebalancing or reconstitution; and impacts to a Fund of complying with certain regulatory requirements or limits. A Fund that tracks an index composed of a large number of securities or other assets may experience greater tracking error than a Fund that tracks a more narrow index. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions.
Utility Companies Risk. Utility infrastructure often requires significant capital expenditures, and utility companies may face high interest costs and difficulty in raising capital. Technological innovations may render existing equipment or products obsolete, and companies may experience difficulty in obtaining regulatory approval of new technologies. Utility operations may be disrupted by events that target or damage utility infrastructure, including natural disasters and cyber or other attacks. Utilities companies may be adversely affected by volatility in the price of certain energy resources.
Utility companies face risks from government regulation and oversight as well as from deregulation (if applicable). Regulators may monitor and control companies’ revenues and costs. There is no assurance that regulators will grant rate increases or that rate levels will be adequate to permit the payment of stock dividends or bond coupon payments. In addition, there may be regulatory restrictions on the ability of utility companies to enter new lines of business and geographic areas. Utility companies incur costs in complying with environmental and other regulations and may face significant challenges in obtaining regulatory approval for certain projects, such as nuclear power plants. Utility companies are at risk of liability for environmental harm and other types of damages. Energy conservation, climate change and other sustainability policies also may impact utility companies. Deregulation may subject companies to greater competition, may adversely affect their profitability and may lead them to engage in riskier ventures.
Value Securities Risk. Value securities are those issued by companies that may be perceived as undervalued. Such securities may decline in price or fail to appreciate for long periods of time, and they may never realize their full potential value because the market fails to recognize the stock’s intrinsic worth. Value securities may underperform growth securities and other types of assets as well as the overall stock market. Although value securities have generally performed better than non-value securities during periods of economic recovery, there is no assurance that they will continue to do so. Value securities may go in and out of favor over time, which could affect the performance of a Fund with such holdings.
Portfolio Holdings Information
A description of the policies and procedures with respect to the disclosure of the Funds’ portfolio securities and other assets (as applicable) is available in the applicable Statement of Additional Information (“SAI”). Each Fund discloses its portfolio holdings daily at www.iShares.com. Fact sheets providing information about each Fund’s top holdings are posted on www.iShares.com when available and may be requested by calling 1-800-iShares (1-800-474-2737).
Management of the Funds
Investment Adviser
As investment adviser, BFA has overall responsibility for the general management and administration of the Funds. BFA provides an investment program for the Funds and manages the investment of the Funds’ assets. In seeking to achieve the Funds’ respective investment objectives, BFA uses teams of portfolio managers, investment strategists and other investment specialists and may draw upon the trading, research and expertise of its affiliates. This team approach brings together many disciplines and leverages BFA’s extensive resources.
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BFA is an indirect majority-owned subsidiary of BlackRock, Inc. (“BlackRock”) and is located at 400 Howard Street, San Francisco, CA 94105. As of September 30, 2025, BFA and its affiliates provided investment advisory services for assets of approximately $13.5 trillion.
From time to time, an employee of BlackRock may express views regarding a particular security or other instrument, asset class, company, industry, or market sector. Such views are the views of only that individual as of the time expressed. They do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Such views may change at any time based upon market or other conditions, and BlackRock has no responsibility to update such views. You should not rely on any such views as investment advice or as an indication of trading intent on behalf of a Fund.
Fees and Expenses
Pursuant to the Investment Advisory Agreement between BFA and the Trust (entered into on behalf of the Funds), BFA is responsible for substantially all expenses of each Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, and litigation expenses and any extraordinary expenses (as determined by a majority of the Trustees who are not “interested persons” of the Trust). Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.
A discussion regarding the basis for the approval by the Trust's Board of Trustees (the “Board”) of the Investment Advisory Agreement with BFA is available in the Funds' Form N-CSR filed with the SEC for the period ended July 31 and in the applicable financial statements and additional information documents posted at www.iShares.com.
For its investment advisory services to each Fund, for the fiscal year ended July 31, 2025, BFA was paid a management fee from each Fund, as a percentage of the Fund’s average daily net assets, net of any applicable waivers, at the annual rate set forth in the table below. If BFA has contractually agreed to waive a portion of its management fees for a Fund, the contractual waiver may be terminated prior to its expiration date only upon written agreement of the Trust and BFA. In addition, BFA may from time to time voluntarily waive and/or reimburse fees or expenses to reduce a Fund’s total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.

Fund	Management Fee
iShares ESG Optimized MSCI USA Min Vol Factor ETF	0.18%
iShares MSCI USA Min Vol Factor ETF	0.15%
iShares MSCI USA Momentum Factor ETF	0.15%
iShares MSCI USA Quality Factor ETF	0.15%
iShares MSCI USA Size Factor ETF	0.15%
iShares MSCI USA Small-Cap Min Vol Factor ETF	0.20%
iShares MSCI USA Value Factor ETF	0.15%
iShares U.S. Equity Factor ETF	0.08%
iShares U.S. Small-Cap Equity Factor ETF	0.15%
Portfolio Managers
The Portfolio Managers for each Fund are responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their respective portfolio management teams to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy and overseeing members of their respective teams who have more limited responsibilities.
Jennifer Hsui, Matt Waldron, Peter Sietsema and Steven White are primarily responsible for the day-to-day management of the Funds.
Jennifer Hsui has been employed by BFA or its affiliates as a senior portfolio manager since 2007. She is a Managing Director of BlackRock, Inc.
Matt Waldron has been employed by BFA or its affiliates as a portfolio manager since 2003. He is a Managing Director of BlackRock, Inc.
Peter Sietsema has been employed by BFA or its affiliates as a portfolio manager since 2007. He is a Director of BlackRock, Inc.
Steven White has been employed by BFA or its affiliates as a portfolio manager since 2013. He is a Director of BlackRock, Inc.
Each Fund’s SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership (if any) of shares of the Funds.
Administrator, Custodian and Transfer Agent
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The administrator, custodian and transfer agent for each Fund is indicated in the table below.
Fund	The Bank of New York Mellon	Citibank, N.A.	JPMorgan Chase Bank, N.A.	State Street Bank and Trust Company
iShares ESG Optimized MSCI USA Min Vol Factor ETF*		✓
iShares MSCI USA Min Vol Factor ETF*		✓
iShares MSCI USA Momentum Factor ETF*		✓
iShares MSCI USA Quality Factor ETF*		✓
iShares MSCI USA Size Factor ETF*		✓
iShares MSCI USA Small-Cap Min Vol Factor ETF			✓
iShares MSCI USA Value Factor ETF*		✓
iShares U.S. Equity Factor ETF			✓
iShares U.S. Small-Cap Equity Factor ETF			✓
*JPMorgan Chase Bank, N.A. serves as custodian for the Fund in connection with certain securities lending activities.
Conflicts of Interest
The investment activities of BFA and its affiliates (including BlackRock and its subsidiaries (collectively, the “Affiliates”)), and their respective directors, officers or employees, in managing their own accounts and other accounts, may present conflicts of interest that could disadvantage a Fund and its shareholders.
BFA and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and in the ordinary course of business may engage in activities in which their interests or the interests of other clients may conflict with those of a Fund. BFA and its Affiliates act, or may act, as an investor, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, trader, lender, index provider, agent and/or principal. BFA and its Affiliates may have other direct and indirect interests in securities, currencies, commodities, derivatives and other assets in which a Fund may directly or indirectly invest.
BFA and its Affiliates may engage in proprietary trading and advise accounts and other funds that have investment objectives similar to those of a Fund and/or that engage in and compete for transactions in the same or similar types of securities, currencies and other assets as are held by a Fund. This may include transactions in securities issued by other open-end and closed-end investment companies, including investment companies that are affiliated with the Fund and BFA, to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”). The trading activities of BFA and its Affiliates are carried out without reference to positions held directly or indirectly by a Fund. These activities may result in BFA or an Affiliate having positions in assets that are senior or junior to, or that have interests different from or adverse to, the assets held by a Fund.
A Fund may invest in securities issued by, or engage in other transactions with, entities with which an Affiliate has significant debt or equity investments or other interests. A Fund may also invest in issuances (such as debt offerings or structured notes) for which an Affiliate is compensated for providing advisory, cash management or other services. A Fund also may invest in securities of, or engage in other transactions with, entities for which an Affiliate provides or may provide research coverage or other analysis.
An Affiliate may have business relationships with, and receive compensation from, distributors, consultants or others who recommend a Fund or who engage in transactions with or for a Fund.
Neither BlackRock nor any Affiliate is under any obligation to share any investment opportunity, idea or strategy with a Fund. As a result, an Affiliate may compete with a Fund for appropriate investment opportunities. The results of a Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate. It is possible that a Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.
In addition, a Fund may enter into transactions in which BFA or an Affiliate or their directors, officers, employees or clients have an adverse interest. A Fund may be adversely impacted by the effects of transactions undertaken by BFA or an Affiliate or their directors, officers, employees or clients.
From time to time, BlackRock or its advisory clients (including other funds and accounts) may, subject to compliance with applicable law, purchase and hold shares of a Fund. The price, availability, liquidity, and (in some cases) expense ratio of a Fund may be impacted by purchases and sales of the Fund by BlackRock or its advisory clients.
A Fund’s activities may be limited because of regulatory restrictions applicable to BFA or an Affiliate or their policies designed to comply with such restrictions.
Under a securities lending program approved by the Board, the Funds have retained BTC, an Affiliate of BFA, to serve as their securities lending agent to the extent that they participate in the securities lending program. For these services, the securities lending agent will
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receive a fee from the participating Fund based on the returns earned on the Fund’s lending activities, including investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which a Fund may lend its portfolio securities under the securities lending program.
Under an ETF Services Agreement, certain Funds have retained BlackRock Investments, LLC (the “Distributor” or “BRIL”), an Affiliate of BFA, to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL has engaged Citibank, N.A. (“Citibank”) as a subcontractor to provide certain ETF Services. BRIL retains a portion of the standard transaction fee received from Authorized Participants on each creation or redemption order from the Authorized Participant for the ETF Services provided. BlackRock collaborated with, and received payment from, Citibank on the design and development of the ETF Services platform. Citibank has, and from time to time may develop, additional relationships with BlackRock or funds managed by BFA and its Affiliates.
BlackRock and its Affiliates may benefit from a Fund using a BlackRock index by creating increasing acceptance in the marketplace for such indexes. BlackRock and its Affiliates are not obligated to license an index to a Fund, and no Fund is under an obligation to use a BlackRock index. The terms of a Fund’s index licensing agreement with BlackRock or its Affiliates may not be as favorable as the terms offered to other licensees.
The activities of BFA and its Affiliates and their respective directors, officers or employees may give rise to other conflicts of interest that could disadvantage a Fund and its shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest. Please see the SAI for further information.
Shareholder Information
Additional shareholder information, including how to buy and sell shares of the Funds, is available free of charge by calling toll-free 1-800-iShares (1-800-474-2737) or visiting www.iShares.com.
Buying and Selling Shares
Transactions in shares of the Funds occur in the primary market and the secondary market. Primary market transactions, known as “creations” and “redemptions,” occur only between the Funds and Authorized Participants (i.e., financial institutions that are authorized to participate in such transactions), as described in the Creations and Redemptions section below.
Fund shares are listed on U.S. national securities exchanges, where they can be bought and sold throughout the trading day at market prices, like shares of other publicly traded companies. A Fund’s shares may also be available in other secondary markets, such as on non-U.S. exchanges and through funds or structured investment vehicles similar to depositary receipts. The Funds do not impose any minimum investment for Fund shares purchased on an exchange or otherwise in the secondary market.
Buying or selling Fund shares on an exchange or other secondary market generally involves two types of costs that are common in securities transactions. First, when buying or selling Fund shares through a broker, you may incur a brokerage commission and other charges. The commission is frequently a fixed amount; it may be a significant proportional cost if you are seeking to buy or sell small amounts of shares. Second, you may incur the cost of the “spread,” which is any difference between the bid price and the ask price for the shares. The spread varies over time based on a Fund’s trading volume and market liquidity. Generally, the spread is smaller if a Fund has high trading volume and market liquidity, and larger if a Fund has lower trading volume and market liquidity. The latter is often the case for newly launched or smaller funds. A Fund’s spread may also be impacted by the liquidity (or lack thereof) of the underlying securities or other assets held by the Fund, particularly for newly launched or smaller funds, or by instances of significant volatility of the underlying assets.
The U.S. national securities exchanges that list Fund shares are open for trading Monday through Friday and are closed on weekends and the following holidays (or the days on which they are observed): New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Investments in Investment Companies
Section 12(d)(1) of the 1940 Act generally restricts investments by investment companies, including foreign and unregistered investment companies, in the securities of other investment companies. For example, a registered investment company (the “Acquired Fund”), such as the Funds, may not knowingly sell or otherwise dispose of any security issued by the Acquired Fund to any investment company (the “Acquiring Fund”) or any company or companies controlled by the Acquiring Fund if, immediately after such sale or disposition: (i) more than 3% of the total outstanding voting stock of the Acquired Fund is owned by the Acquiring Fund and any company or companies controlled by the Acquiring Fund, or (ii) more than 10% of the total outstanding voting stock of the Acquired Fund is owned by the Acquiring Fund and other investment companies and companies controlled by them.
Notwithstanding the foregoing, registered investment companies are permitted to invest in a Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in Rule 12d1-4 under the 1940 Act. To make such an investment in an Acquired Fund, a registered investment company must, among other things, enter into an agreement with the Trust. If an Acquired Fund invests significantly in other registered investment companies in reliance on Rule 12d1-4, an Acquiring Fund will not be permitted to rely on Rule
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12d1-4 and invest in the Fund beyond the Section 12(d)(1) limits. Any investment company interested in purchasing shares of a Fund beyond the limits set forth in Section 12(d)(1) should contact BFA.
Foreign investment companies are permitted to invest in a Fund only up to the limits set forth in Section 12(d)(1), subject to any applicable SEC no-action relief.
Book Entry
Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”), which serves as the securities depository for shares of the Funds, or its nominee is the record owner of, and holds legal title to, all outstanding shares of the Funds.
Investors owning Fund shares are beneficial owners as shown on the records of DTC or its participants. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Fund shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of Fund shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities held in book-entry or “street name” form.
Share Prices
The trading prices of a Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and are affected by various factors, such as the supply of and demand for ETF shares and the securities or other assets held by a Fund as well as other market and economic conditions.
Determination of Net Asset Value
The NAV of a Fund normally is determined once daily Monday through Friday, on each day that the New York Stock Exchange (“NYSE”) is open for trading. The NAV generally is determined as of the close of the NYSE’s regular trading hours, normally 4:00 p.m. Eastern time, based on prices at the time of closing.
Any Fund assets or liabilities that are denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers.
The NAV of a Fund is calculated by dividing the value of the Fund’s net assets (i.e., the value of its total assets, including the value of any underlying fund shares in which the Fund invests, less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent. The value of a Fund’s assets and liabilities is determined pursuant to BFA’s valuation policies and procedures. BFA has been designated by the Board as the valuation designee for each Fund pursuant to Rule 2a-5 under the Investment Company Act.
Equity securities and other equity instruments (except ETF options, equity index options or those that are customized) for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) that are not traded on an exchange are valued at net asset value. Shares of underlying ETFs and closed-end funds that trade on exchanges are valued at their most recent market closing price.
Fixed-income securities and certain derivative instruments are valued using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Funds’ approved independent third-party pricing services, each in accordance with BFA’s valuation policies and procedures. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a Fund. The amortized cost method of valuation may be used with respect to debt obligations with 60 days or less remaining to maturity unless BFA determines in good faith that such method does not represent fair value.
Generally, trading in certain instruments (e.g., non-U.S. securities, money market instruments, etc.) is substantially completed each day at various times prior to the close of the NYSE’s regular trading hours. The values of such instruments used in computing a Fund’s NAV are determined as of such times.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Customized exchange-traded equity options, ETF options, equity index options and other derivatives may be valued using a mathematical model that may incorporate a number of market data factors.
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When market quotations are not readily available or are believed by BFA to be unreliable, BFA will fair value a Fund’s investments in accordance with its policies and procedures. Fair value represents a good faith approximation of the value of an asset or liability. It is the amount that the Fund might reasonably expect to receive from the current sale of an asset or the cost to extinguish a liability in an arm’s-length transaction.
BFA may conclude that a market quotation is not readily available or is unreliable if:
■
An asset or liability does not have a price source due to its lack of trading or other reasons;
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A market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value;
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An asset or liability is thinly traded;
■
There is a significant event subsequent to the most recent market quotation; or
■
The trading market on which an instrument is listed is suspended or closed and no appropriate alternative trading market is available.
A “significant event” is deemed to occur if BFA determines, in its reasonable business judgment prior to or at the time of pricing a Fund’s assets or liabilities, that the event is likely to cause a material change to the last exchange closing price or closing market price of one or more of the Fund’s assets or liabilities.
Valuing a Fund’s investments using fair value pricing may result in prices that differ from current market valuations and that may not be the prices at which those investments could have been sold during the period for which the particular fair values were used. For an index Fund, the use of both fair value prices and current market valuations in a particular NAV calculation could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index. This could, in turn, result in a difference between the Fund’s performance and the performance of its underlying index.
Dividends and Distributions
General Policies. A Fund generally declares and pays dividends from net investment income, if any, at least once a year. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for a Fund. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a regulated investment company (“RIC”) or to avoid the imposition of income or excise taxes on undistributed income or realized gains.
Dividends and other distributions on Fund shares are distributed on a pro rata basis to beneficial owners of the shares. Dividend payments and other distributions are made through DTC participants and indirect participants to beneficial owners then of record with proceeds received from the Funds.
Dividend Reinvestment Service. No dividend reinvestment service is provided by the Trust. Broker-dealers may make the DTC book-entry Dividend Reinvestment Program available to beneficial owners of Fund shares for the reinvestment of distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation. Brokers may require beneficial owners to adhere to specific procedures and timetables. If the program is used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Fund shares purchased in the secondary market.
Note on Tax Information. The following sections summarize some of the consequences under current U.S. federal tax law of an investment in a Fund. This information is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of Fund shares. Distributions that are attributable to interest from U.S. federal government obligations may be exempt from certain state and local tax. Consult your personal tax advisor about the potential tax consequences of an investment in Fund shares under all applicable tax laws.
Taxes
As with any investment, you should consider how your investment in shares of a Fund will be taxed, including possible tax consequences when a Fund makes distributions or when you sell Fund shares. The tax information in this Prospectus is provided as general information, based on current law. You should consult your own tax professional about the tax consequences of an investment in shares of a Fund. There is no guarantee that shares of a Fund will receive certain regulatory or accounting treatment.
Taxes on Fund Distributions
Shareholders in a Fund will receive information after the end of each calendar year setting forth the amount of dividends and long-term capital gains distributed to them by the Fund during the prior year, if any. Likewise, the amount of tax-exempt income, if any, that a Fund distributes will be reported. Such income must be reported on the shareholder’s U.S. federal income tax return.
In general, distributions are subject to U.S. federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.
Capital Gains. Distributions from a Fund’s net investment income (other than qualified dividend income or from net tax-exempt income, if any), including distributions of income from securities lending and distributions out of a Fund’s net short-term capital gains, if any, are taxable to you as ordinary income. Distributions by a Fund of net long-term capital gains, if any, in excess of net short-term capital losses
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(capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held the Fund’s shares. Long-term capital gains and qualified dividend income are generally eligible for taxation at preferential rates for non-corporate shareholders. However, different preferential rates may apply depending on the type of capital gains, such as Fund distributions of certain amounts received from real estate investment trusts (“REITs”), if any.
Return of Capital. If a Fund’s distributions exceed current and accumulated earnings and profits, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold. Once a shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gains, if the shareholder holds shares of the Fund as capital assets. Distributions in excess of a Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to shareholders and will not constitute nontaxable returns of capital.
Qualified Dividend Income. Distributions by a Fund that qualify as qualified dividend income, if any, are taxable to you at long-term capital gain rates. Dividends will be qualified dividend income to you if they are attributable to qualified dividend income received by a Fund. Generally, qualified dividend income includes dividend income from stock issued by taxable U.S. corporations and qualified non-U.S. corporations, provided that the Fund satisfies certain holding period requirements and has not hedged its position in the stock in certain ways. For this purpose, a qualified non-U.S. corporation means any non-U.S. corporation that is eligible for benefits under a comprehensive income tax treaty with the U.S., which includes an exchange of information program, or if the stock with respect to which the dividend was paid is readily tradable on an established U.S. securities market. The term excludes a corporation that is a passive foreign investment company.
Dividends received by a Fund from a RIC, if any, generally are qualified dividend income only to the extent that such dividend distributions are made out of qualified dividend income received by such RIC. Additionally, it is expected that dividends received by a Fund from a REIT, if any, and distributed to a shareholder generally will be taxable to the shareholder as ordinary income. However, a Fund may report dividends eligible for a 20% “qualified business income” deduction for non-corporate U.S. shareholders to the extent that the Fund’s income is derived from ordinary REIT dividends, reduced by allocable Fund expenses.
For a dividend to be treated as qualified dividend income, the dividend must be received with respect to a share of stock held without being hedged by the relevant Fund, and with respect to a share of the Fund held without being hedged by you, for 61 days during the 121-day period beginning at the date that is 60 days before the date on which such share becomes ex-dividend with respect to such dividend or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date.
Fund distributions, to the extent attributable to dividends from U.S. corporations, will be eligible for the dividends received deduction for Fund shareholders that are corporations, subject to certain hedging and holding requirements.
Substitute dividends received by a Fund with respect to dividends paid on securities lent out, if any, will not be qualified dividend income.
Medicare Tax. A 3.8% U.S. federal Medicare contribution tax is imposed on “net investment income,” including, but not limited to, interest, dividends, and net gain, of U.S. individuals with income exceeding $200,000 (or $250,000 if married and filing jointly) and of estates and trusts.
Alternative Minimum Tax. The AMT is a separate U.S. federal tax system that operates in parallel to the regular federal income tax system but eliminates many deductions and exclusions. The AMT has different tax rates and treats as taxable certain types of income that are nontaxable for regular income tax purposes, such as the interest on certain “private activity” municipal bonds. If a taxpayer’s overall AMT liability is higher than regular income tax liability, then the taxpayer owes the regular income tax liability plus the difference between the AMT liability and the regular income tax liability.
Original Issue Discount and Inflation-Related Adjustments
Accruals of “original issue discount” on bonds that a Fund acquires at a discount and adjustments for inflation to the principal amount of an inflation-protected U.S. Treasury bond held by a Fund may be included for tax purposes in the Fund’s gross income, even though no cash attributable to such gross income has at that point been received by the Fund. In such event, the Fund may be required to make annual distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, the Fund may be required to raise cash by selling portfolio investments. The sale of such investments could result in capital gains to the Fund and additional capital gains distributions to Fund shareholders. In addition, any deflation-related adjustments during the taxable year to an inflation-indexed bond held by a Fund may cause amounts distributed in the taxable year as income to be characterized as a return of capital.
Market Discount Bonds
Any market discount recognized on a bond, including a tax-exempt interest bond, is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. To the extent that a Fund does not include the market discount in income as it accrues, gains on the Fund’s disposition of such an obligation will be treated as ordinary income rather than capital gains to the extent of the accrued market discount.
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Derivatives and Other Complex Instruments
A Fund may invest in derivatives and other complex instruments, and such investments may be subject to special and complicated rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gains, accelerate the recognition of income to a Fund or defer a Fund’s ability to recognize losses. In addition, these rules may affect the amount, timing or character of income distributed to you by a Fund. You should consult your personal tax advisor regarding the application of these rules.
Non-U.S. Income Taxes
Dividends, interest and capital gains (if any) earned by a Fund with respect to securities issued by non-U.S. issuers may give rise to withholding, capital gains and other taxes imposed by non-U.S. countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If, at the close of a year, more than 50% of a Fund’s total assets consist of non-U.S. stocks or securities (generally, for this purpose, depositary receipts, no matter where traded, of non-U.S. companies are treated as “non-U.S.”), generally the Fund may “pass through” to you certain non-U.S. income taxes, including withholding taxes, paid by the Fund. This means that you would be considered to have received as an additional dividend your share of such non-U.S. taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income or, subject to certain limitations, a credit in calculating your U.S. federal income tax. No deduction for such taxes will be permitted to individuals in computing their alternative minimum tax liability. If a Fund does not pass through non-U.S. taxes, the Fund will be entitled to claim a deduction for certain foreign taxes that it incurs.
Under certain circumstances, if a Fund receives a refund of foreign taxes paid with respect to a prior year, the value of Fund shares could be affected or any foreign tax credits or deductions passed through to shareholders with respect to the Fund’s foreign taxes for the current year could be reduced.
If, at the close of the year, more than 50% of a Fund’s total assets consist of stocks or securities issued by non-U.S. issuers, including depositary receipts (no matter where traded) of non-U.S. companies, or, at the close of each quarter, more than 50% of a Fund’s total assets consist of shares of an Underlying Fund, the Fund may “pass-through” to you certain non-U.S. income taxes (including withholding taxes) paid by the Fund or, if its assets meet these requirements, the Underlying Fund.
For purposes of foreign tax credits for U.S. shareholders of a Fund, foreign capital gains taxes may not produce associated foreign source income, limiting the availability of such credits for U.S. persons.
Non-U.S. Shareholders
If you are neither a resident nor a citizen of the U.S. or if you are a non-U.S. entity (other than a pass-through entity to the extent owned by U.S. persons), a Fund’s ordinary income dividends, if any, generally will be subject to a 30% U.S. federal withholding tax, unless a lower treaty rate applies. However, withholding tax generally will not apply to any gain or income realized by a non-U.S. shareholder upon the sale or other disposition of Fund shares or with respect to certain distributions paid to a non-U.S. shareholder and reported by the Fund as capital gain dividends, interest-related dividends or short-term capital gain dividends.
Separately, a 30% withholding tax may be imposed on Fund distributions (if any) paid to certain foreign entities, unless such entities comply, or are deemed compliant, with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts.
Backup Withholding
If you are a resident or a citizen of the U.S. and you have not provided a taxpayer identification number or social security number and made other required certifications, by law, backup withholding at a 24% rate will apply to Fund distributions and proceeds (if any).
Securities Lending
If your shares of a Fund are loaned out pursuant to a securities lending arrangement, you may lose the ability to treat Fund dividends that are paid while the shares are held by the borrower as qualified dividend income, and you may lose the ability to use non-U.S. tax credits passed through by the Fund.
Fund of Funds
If a Fund invests in an Underlying Fund, short-term capital gains earned by the Underlying Fund, if any, will be ordinary income when distributed to the Fund and will not be offset by the Fund’s capital losses. To the extent such Fund is expected to invest in an Underlying Fund, the Fund’s realized losses on sales of shares of the Underlying Fund may be indefinitely or permanently deferred as “wash sales.” Capital loss carryforwards of the Underlying Fund, if any, will not offset net capital gains of the Fund.
Taxes on the Sale of Exchange-Listed Fund Shares
Any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term capital gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares that have been held for one year or less is generally treated as a short-term capital gain or loss. However, any capital loss on a sale of Fund shares held for six months or less is treated as a long-term capital loss to the extent that capital gain dividends were paid with respect to such shares. Any such capital gains, including from
20

sales of Fund shares or from capital gain dividends, are included in “net investment income” for purposes of the 3.8% U.S. federal Medicare contribution tax mentioned above.
Creations and Redemptions
Prior to being traded in the secondary market, Fund shares are “created” at NAV by Authorized Participants (i.e., market makers, large investors and other financial institutions) in block-size Creation Units or multiples thereof. Fund shares are created or redeemed only in Creation Units, and only Authorized Participants may create or redeem Creation Units with the Funds.
Each Authorized Participant is a member or participant of a clearing agency registered with the SEC and has entered into a written agreement with the Funds’ Distributor, an affiliate of BFA. The agreement allows the Authorized Participant to place orders for the purchase and redemption of Creation Units. Authorized Participants may create or redeem Creation Units for their own accounts or for customers, including, without limitation, affiliates of the Funds. Creation transactions are subject to acceptance by the Distributor and the relevant Fund.
Generally, there are three transaction methods for creating and redeeming Fund shares: in-kind securities (“in-kind”), partial cash and all cash.
In-Kind. In a creation transaction, an Authorized Participant deposits into a Fund a “creation basket,” which is a portfolio of securities or other assets designated by the Fund, as well as a cash amount. The Authorized Participant receives a specified number of Creation Units in return. In a redemption transaction, an Authorized Participant deposits Creation Units with a Fund and receives from the Fund a “redemption basket,” which is a portfolio of securities or other assets designated by the Fund, as well as a cash amount.
Partial Cash. In a creation transaction, an Authorized Participant deposits into a Fund a creation basket and a cash amount, including cash that replaces a security or other asset in the creation basket, in exchange for Creation Units. In a redemption transaction, an Authorized Participant deposits Creation Units with a Fund and receives from the Fund a redemption basket and a cash amount, including cash that replaces a security or other asset in the redemption basket.
All Cash. In a creation transaction, an Authorized Participant deposits into a Fund an amount of cash specified by the Fund in exchange for Creation Units. In a redemption transaction, an Authorized Participant deposits Creation Units with a Fund and receives from the Fund a specified amount of cash.
The creation and redemption baskets for a Fund may differ in composition, and certain iShares ETFs accept “custom baskets.” More information about custom baskets is provided in the Funds’ SAI.
Each Fund generally engages in creation and redemption transactions according to the method indicated in the table below. In certain circumstances, however, a Fund may use another transaction method (e.g., an in-kind Fund may transact partially or fully in cash).

Fund	In-Kind	Partial Cash	All Cash
iShares ESG Optimized MSCI USA Min Vol Factor ETF	✓
iShares MSCI USA Min Vol Factor ETF	✓
iShares MSCI USA Momentum Factor ETF	✓
iShares MSCI USA Quality Factor ETF	✓
iShares MSCI USA Size Factor ETF	✓
iShares MSCI USA Small-Cap Min Vol Factor ETF	✓
iShares MSCI USA Value Factor ETF	✓
iShares U.S. Equity Factor ETF	✓
iShares U.S. Small-Cap Equity Factor ETF	✓
The prices at which creations and redemptions occur are based on the next calculation of a Fund’s NAV after a creation or redemption order is tendered in an acceptable form under the Authorized Participant agreement. In the event of a system failure or other interruption, including disruptions at market makers or Authorized Participants, creation and redemption orders may not be executed according to a Fund’s instructions or may not be executed at all.
Additional information about the creation and redemption of Creation Units (including the cut-off times for the receipt of creation and redemption orders) is included in the Funds’ SAI.
The Funds do not impose restrictions on the frequency of purchases and redemptions of Fund shares directly with a Fund. The Board determined not to adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of Fund shares because each Fund generally sells and redeems its shares directly through transactions that are in-kind and/or for cash, with a deadline for placing cash-related transactions no later than the close of the primary markets for the Fund’s portfolio securities. However, the Funds have taken certain measures (e.g., imposing transaction fees on purchases and redemptions of Creation Units and reserving the right to reject purchases of Creation Units under certain circumstances) to minimize the potential consequences of frequent cash purchases and redemptions by Authorized Participants, such as increased tracking error, disruption of portfolio management, dilution to the Funds, and/or
21

increased transaction costs. Further, the vast majority of trading in Fund shares occurs on the secondary market, which does not involve the Funds directly, and such trading is unlikely to cause many of the harmful effects of frequent cash purchases or redemptions of Fund shares.
To the extent a Fund engages in in-kind transactions, the Fund intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined in Rule 144A under the 1933 Act, will not be able to receive restricted securities eligible for resale under Rule 144A.
Because Fund shares may be created and issued on an ongoing basis, at any point during the life of a Fund a “distribution,” as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.
Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.
Householding
Householding is an option available to certain Fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Distribution
The Distributor or its agent distributes Creation Units for the Funds on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor has no role in determining the policies of the Funds or the securities or other assets (as applicable) that are purchased or sold by the Funds. The Distributor’s principal address is 50 Hudson Yards, New York, NY 10001.
BFA or its affiliates make payments to broker-dealers, registered investment advisers, banks or other intermediaries (together, “intermediaries”) related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, data provision services, or their making shares of the Funds available to their customers generally and in certain investment programs. Such payments, which may be significant to the intermediary, are not made by the Funds. Rather, such payments are made by BFA or its affiliates from their own resources, which come directly or indirectly in part from fees paid by the Funds. Payments of this type are sometimes referred to as revenue-sharing payments. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the payments or other financial incentives the intermediary is eligible to receive. Therefore, such payments or other financial incentives that are offered or made to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend the Funds over another investment. More information regarding these payments is contained in the applicable SAI. Please contact your salesperson or other investment professional for more information regarding any such payments that their firm may receive from BFA or its affiliates.
Financial Highlights
The financial highlights table for each Fund is intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the period since the Fund’s inception. Certain information reflects financial results for a single Fund share. The total return information represents the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, is included in each Fund’s Form N-CSR (available upon request).
22

For a share outstanding throughout each period:

	iShares ESG Optimized MSCI USA Min Vol Factor ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Period From 11/02/21(a) to 07/31/22
Net asset value, beginning of period	$27.41	$24.18	$23.18	$25.11
Net investment income(b)	0.45	0.46	0.43	0.27
Net realized and unrealized gain (loss)(c)	1.23	3.22	0.98	(1.98)
Net increase (decrease) from investment operations	1.68	3.68	1.41	(1.71)
Distributions from net investment income(d)	(0.46)	(0.45)	(0.41)	(0.22)
Net asset value, end of period	$28.63	$27.41	$24.18	$23.18
Total Return(e)
Based on net asset value	6.16%	15.40%	6.27%	(6.83)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.18%	0.18%	0.18%	0.18%(h)
Net investment income	1.57%	1.84%	1.86%	1.51%(h)
Supplemental Data
Net assets, end of period (000)	$8,588	$12,333	$8,464	$4,636
Portfolio turnover rate(i)	24%	24%	21%	31%

(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
For a share outstanding throughout each period:

	iShares MSCI USA Min Vol Factor ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$87.03	$75.33	$73.77	$76.19	$63.37
Net investment income(a)	1.44	1.44	1.25	1.13	1.08
Net realized and unrealized gain (loss)(b)	5.64	11.74	1.59	(2.52)	12.84
Net increase (decrease) from investment operations	7.08	13.18	2.84	(1.39)	13.92
Distributions from net investment income(c)	(1.48)	(1.48)	(1.28)	(1.03)	(1.10)
Net asset value, end of year	$92.63	$87.03	$75.33	$73.77	$76.19
Total Return(d)
Based on net asset value	8.16%	17.73%	3.97%	(1.85)%	22.23%
Ratios to Average Net Assets(e)
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	1.58%	1.84%	1.72%	1.50%	1.59%
Supplemental Data
Net assets, end of year (000)	$23,369,666	$24,855,542	$28,806,254	$28,652,798	$28,470,987
Portfolio turnover rate(f)	22%	25%	23%	20%	23%

(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
23

For a share outstanding throughout each period:

	iShares MSCI USA Momentum Factor ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$191.01	$146.76	$143.35	$175.04	$140.10
Net investment income(a)	2.36	1.20	2.79	1.79	0.85
Net realized and unrealized gain (loss)(b)	50.09	44.18	3.83	(31.95)	34.86
Net increase (decrease) from investment operations	52.45	45.38	6.62	(30.16)	35.71
Distributions from net investment income(c)	(2.19)	(1.13)	(3.21)	(1.53)	(0.77)
Net asset value, end of year	$241.27	$191.01	$146.76	$143.35	$175.04
Total Return(d)
Based on net asset value	27.63%	31.09%	4.80%	(17.35)%	25.57%
Ratios to Average Net Assets(e)
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	1.11%	0.72%	1.95%	1.07%	0.53%
Supplemental Data
Net assets, end of year (000)	$17,576,267	$10,085,122	$9,113,598	$10,041,855	$14,493,017
Portfolio turnover rate(f)	116%	95%	111%	125%	107%

(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
For a share outstanding throughout each period:

	iShares MSCI USA Quality Factor ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$171.83	$139.91	$121.95	$137.31	$100.59
Net investment income(a)	1.85	1.86	1.79	1.68	1.70
Net realized and unrealized gain (loss)(b)	12.36	31.84	17.93	(15.41)	36.79
Net increase (decrease) from investment operations	14.21	33.70	19.72	(13.73)	38.49
Distributions from net investment income(c)	(1.87)	(1.78)	(1.76)	(1.63)	(1.77)
Net asset value, end of year	$184.17	$171.83	$139.91	$121.95	$137.31
Total Return(d)
Based on net asset value	8.31%	24.28%	16.47%	(10.09)%	38.63%
Ratios to Average Net Assets(e)
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	1.04%	1.22%	1.46%	1.27%	1.45%
Supplemental Data
Net assets, end of year (000)	$52,856,648	$47,141,800	$31,634,768	$20,237,116	$23,966,830
Portfolio turnover rate(f)	21%	31%	58%	41%	47%

(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
24

For a share outstanding throughout each period:

	iShares MSCI USA Size Factor ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$143.13	$128.01	$119.68	$131.04	$92.12
Net investment income(a)	2.33	2.11	1.83	1.69	1.50
Net realized and unrealized gain (loss)(b)	13.10	15.00	8.24	(11.21)	38.96
Net increase (decrease) from investment operations	15.43	17.11	10.07	(9.52)	40.46
Distributions from net investment income(c)	(2.34)	(1.99)	(1.74)	(1.84)	(1.54)
Net asset value, end of year	$156.22	$143.13	$128.01	$119.68	$131.04
Total Return(d)
Based on net asset value	10.86%	13.54%	8.62%	(7.35)%	44.28%
Ratios to Average Net Assets(e)
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	1.56%	1.62%	1.56%	1.31%	1.34%
Supplemental Data
Net assets, end of year (000)	$359,302	$314,893	$320,023	$347,070	$674,864
Portfolio turnover rate(f)	23%	19%	22%	25%	23%

(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
For a share outstanding throughout each period:

	iShares MSCI USA Small-Cap Min Vol Factor ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$39.98	$35.17	$35.91	$37.96	$29.91
Net investment income(a)	0.73	0.55	0.68	0.47	0.40
Net realized and unrealized gain (loss)(b)	1.65	4.81	(0.76)	(2.04)	8.09
Net increase (decrease) from investment operations	2.38	5.36	(0.08)	(1.57)	8.49
Distributions from net investment income(c)	(0.89)	(0.55)	(0.66)	(0.48)	(0.44)
Net asset value, end of year	$41.47	$39.98	$35.17	$35.91	$37.96
Total Return(d)
Based on net asset value	5.95%	15.49%	(0.12)%	(4.17)%	28.66%
Ratios to Average Net Assets(e)
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	1.75%	1.54%	1.96%	1.27%	1.16%
Supplemental Data
Net assets, end of year (000)	$325,501	$833,666	$828,286	$770,168	$872,986
Portfolio turnover rate(f)	43%	44%	58%	51%	50%

(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
25

For a share outstanding throughout each period:

	iShares MSCI USA Value Factor ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$107.60	$97.27	$95.84	$104.29	$72.97
Net investment income(a)	2.80	2.74	2.74	2.66	2.33
Net realized and unrealized gain (loss)(b)	5.56	10.21	1.53	(8.22)	30.96
Net increase (decrease) from investment operations	8.36	12.95	4.27	(5.56)	33.29
Distributions from net investment income(c)	(3.01)	(2.62)	(2.84)	(2.89)	(1.97)
Net asset value, end of year	$112.95	$107.60	$97.27	$95.84	$104.29
Total Return(d)
Based on net asset value	7.93%	13.57%	4.77%	(5.48)%	46.10%
Ratios to Average Net Assets(e)
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	2.59%	2.77%	2.96%	2.57%	2.47%
Supplemental Data
Net assets, end of year (000)	$6,613,217	$7,144,486	$6,920,658	$9,124,179	$15,945,689
Portfolio turnover rate(f)	30%	24%	23%	17%	28%

(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
For a share outstanding throughout each period:

	iShares U.S. Equity Factor ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$56.50	$46.09	$41.49	$43.64	$32.57
Net investment income(a)	0.79	0.73	0.72	0.65	0.46
Net realized and unrealized gain (loss)(b)	9.01	10.39	4.59	(2.19)	11.03
Net increase (decrease) from investment operations	9.80	11.12	5.31	(1.54)	11.49
Distributions from net investment income(c)	(0.77)	(0.71)	(0.71)	(0.61)	(0.42)
Net asset value, end of year	$65.53	$56.50	$46.09	$41.49	$43.64
Total Return(d)
Based on net asset value	17.48%	24.38%	13.09%	(3.58)%	35.53%
Ratios to Average Net Assets(e)
Total expenses	0.08%	0.08%	0.08%	0.16%	0.20%
Net investment income	1.31%	1.46%	1.75%	1.50%	1.20%
Supplemental Data
Net assets, end of year (000)	$2,699,850	$2,051,026	$1,431,011	$1,171,976	$1,095,476
Portfolio turnover rate(f)	20%	21%	21%	95%	43%

(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
26

For a share outstanding throughout each period:

	iShares U.S. Small-Cap Equity Factor ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$65.63	$56.59	$51.72	$54.65	$37.38
Net investment income(a)	0.93	0.80	0.81	0.56	0.42
Net realized and unrealized gain (loss)(b)	3.65	8.83	4.87	(2.84)	17.43
Net increase (decrease) from investment operations	4.58	9.63	5.68	(2.28)	17.85
Distributions from net investment income(c)	(0.94)	(0.59)	(0.81)	(0.65)	(0.58)
Net asset value, end of year	$69.27	$65.63	$56.59	$51.72	$54.65
Total Return(d)
Based on net asset value	7.03%	17.19%	11.23%	(4.23)%	48.13%
Ratios to Average Net Assets(e)
Total expenses	0.15%	0.15%	0.21%	0.30%	0.30%
Net investment income	1.40%	1.39%	1.58%	1.04%	0.87%
Supplemental Data
Net assets, end of year (000)	$1,935,980	$1,227,251	$814,868	$990,459	$1,016,441
Portfolio turnover rate(f)	24%	23%	108%	46%	46%

(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
27

Index Providers and Disclaimers
The Index Providers are not affiliated with the Trust, BFA, the Distributor or any of their respective affiliates. BFA or its affiliates have entered into a license agreement with the Index Providers to use the respective Underlying Indexes. BFA or its affiliates sublicense rights in each Underlying Index for use by the applicable Fund at no charge.
The past performance of an Underlying Index is not a guide to future performance. BFA and its affiliates do not guarantee the accuracy or the completeness of an Underlying Index or any data included therein, and BFA and its affiliates shall have no liability for any errors, omissions or interruptions therein. BFA and its affiliates make no warranty, express or implied, to the owners of shares of a Fund or to any other person or entity, as to results to be obtained by a Fund from the use of an Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall BFA or its affiliates have any liability for any special, punitive, direct, indirect, consequential or any other damages (including lost profits), even if notified of the possibility of such damages.
MSCI Inc.
MSCI Inc. (“MSCI”) is a provider of investment decision support tools to investors globally. MSCI products and services include indices, portfolio risk and performance analytics, and governance tools.
The following applies with respect to each Underlying Index provided by MSCI:
The Fund is not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in funds generally or in the Fund particularly or the ability of the Underlying Index to track general market performance. MSCI is the licensor of certain trademarks, service marks and trade names of MSCI and of the Underlying Index, which is determined, composed and calculated by MSCI without regard to the issuer of the Fund’s securities or the Fund. MSCI has no obligation to take the needs of the issuer of the Fund’s securities or the owners of shares of the Fund into consideration in determining, composing or calculating the Underlying Index. MSCI is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund’s shares to be issued or in the determination or calculation of the equation by which the Fund’s shares are redeemable for cash. Neither MSCI nor any other party has any obligation or liability to owners of shares of the Fund in connection with the administration, marketing or trading of the Fund’s shares.
ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDEXES FROM SOURCES WHICH MSCI CONSIDERS RELIABLE, NEITHER MSCI NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA INCLUDED THEREIN. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, LICENSEE’S CUSTOMERS AND COUNTERPARTIES, OWNERS OF SHARES OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND MSCI HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MSCI OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
STOXX
STOXX® and DAX® indices comprise a global and comprehensive family of more than 17,000 strictly rules-based and transparent indices. Best known for the leading European equity indices EURO STOXX 50®, STOXX® Europe 600 and DAX®, the portfolio of index solutions consists of total market, benchmark, blue-chip, sustainability, thematic and factor-based indices covering a complete set of world, regional and country markets. STOXX and DAX indices are licensed to more than 550 companies around the world for benchmarking purposes and as underlyings for ETFs, futures and options, structured products, and passively managed investment funds. STOXX Ltd., part of the ISS STOXX group of companies, is the administrator of the STOXX and DAX indices under the European Benchmark Regulation.
The following applies with respect to each Underlying Index provided by STOXX:
The Index Provider, Deutsche Börse Group and their licensors, research partners or data providers have no relationship to the Fund or BFA, other than the licensing of the Underlying Index and the related trademarks for use in connection with the Fund.
The Index Provider, Deutsche Börse Group and their licensors, research partners or data providers do not:
■
sponsor, endorse, sell or promote the Fund.
■
recommend that any person invest in the Fund or any other securities.
■
have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Fund.
■
have any responsibility or liability for the administration, management or marketing of the Fund.
■
consider the needs of the Fund or the owners of the Fund in determining, composing or calculating the Underlying Index or have any obligation to do so.
28

The Index Provider, Deutsche Börse Group and their licensors, research partners or data providers give no warranty, and exclude any liability (whether in negligence or otherwise), in connection with the Fund or its performance.
The Index Provider does not assume any contractual relationship with the purchasers of the Fund, BFA or any other third parties.
Specifically,
■
the Index Provider, Deutsche Börse Group and their licensors, research partners or data providers do not give any warranty, express or implied, and exclude any liability about:
■
The results to be obtained by the Fund, the owner(s) of the Fund or any other person in connection with the use of the Underlying Index and the data included in the Underlying Index;
■
The accuracy, timeliness, and completeness of the Underlying Index and its data;
■
The merchantability and the fitness for a particular purpose or use of the Underlying Index and its data;
■
The performance of the Fund generally.
■
the Index Provider, Deutsche Börse Group and their licensors, research partners or data providers give no warranty and exclude any liability, for any errors, omissions or interruptions in the Underlying Index or its data;
■
Under no circumstances will the Index Provider, Deutsche Börse Group or their licensors, research partners or data providers be liable (whether in negligence or otherwise) for any lost profits or indirect, punitive, special or consequential damages or losses, arising as a result of such errors, omissions or interruptions in the Underlying Index or its data or generally in relation to the Fund, even in circumstances where the Index Provider, Deutsche Börse Group or their licensors, research partners or data providers are aware that such loss or damage may occur.
The licensing agreement between the Fund and the Index Provider is solely for their benefit and not for the benefit of the owners of the Fund or any other third parties.
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Want to know more?
iShares.com  | 1-800-474-2737 (1-800-iShares)
Information on each Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at www.iShares.com. Copies of each Fund’s Prospectus, SAI, shareholder reports and other information, as applicable and when available, can be found at www.iShares.com. For more information about a Fund, you may request a copy of the Fund’s SAI. The SAI provides detailed information about the Fund and is incorporated by reference into the Fund’s Prospectus. This means that the SAI, for legal purposes, is a part of the Fund’s Prospectus.
Additional information about each Fund's investments is, or will be, available in the Fund's Annual and Semi-Annual Reports to shareholders and in Form N-CSR. In a Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.
If you have any questions about the Trust or shares of a Fund or you wish to obtain a Fund’s SAI, Semi-Annual or Annual Report free of charge, please:
Call:	1-800-iShares or 1-800-474-2737 (toll free) Monday through Friday, 8:30 a.m. to 6:30 p.m. (Eastern time)
Email:	iSharesETFs@blackrock.com
Write:	c/o BlackRock Investments, LLC 1 University Square Drive, Princeton, NJ 08540
Reports and other information about each Fund are available on the EDGAR database on the SEC's website at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
No person is authorized to give any information or to make any representations about a Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.
©2025 BlackRock, Inc. All rights reserved. iSHARES® and BLACKROCK® are registered trademarks of BlackRock Fund Advisors and its affiliates. All other marks are the property of their respective owners.
Investment Company Act File No.: 811-09729
IS-P- 731C-1125

iShares® Trust
Statement of Additional Information
Dated November 28, 2025
This combined Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the current prospectuses (each, a “Prospectus” and collectively, the “Prospectuses”) for the following series of iShares Trust (the “Trust”):

Fund	Ticker	Listing Exchange
iShares Core 30/70 Conservative Allocation ETF	AOK	NYSE Arca
iShares Core 40/60 Moderate Allocation ETF	AOM	NYSE Arca
iShares Core 60/40 Balanced Allocation ETF	AOR	NYSE Arca
iShares Core 80/20 Aggressive Allocation ETF	AOA	NYSE Arca
Each Fund invests substantially all of its assets in other iShares funds that, in turn, invest in equities, bonds and/or short-term instruments based on an index (each, an “Underlying Fund” and collectively, the “Underlying Funds”). BlackRock Fund Advisors (“BFA” or the “Investment Adviser”), an indirect majority-owned subsidiary of BlackRock, Inc., serves as investment adviser to the Funds and also serves as investment adviser to each of the Underlying Funds. References to the investments and risks of the Funds, unless otherwise indicated, should be understood as references to the investments and risks of the related Underlying Funds.
The Prospectuses for the above-listed funds (each, a “Fund” and together, the “Funds”) are dated November 28, 2025, as amended and supplemented from time to time. Capitalized terms used herein that are not defined have the same meaning as in the applicable Prospectus, unless otherwise noted. The Financial Statements and Notes contained in the applicable Annual Report or Semi-Annual Report of the Trust for the Funds are incorporated by reference into and are deemed to be part of this SAI. A copy of each Fund's Prospectus, Annual Report and Semi-Annual Report may be obtained without charge by writing to the Trust's distributor, BlackRock Investments, LLC (the “Distributor” or “BRIL”), 1 University Square Drive, Princeton, NJ 08540, calling 1-800-iShares (1-800-474-2737) or visiting www.iShares.com. Each Fund's Prospectus is incorporated by reference into this SAI.
References to the Investment Company Act of 1940, as amended (the “Investment Company Act” or the “1940 Act”), or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the Securities and Exchange Commission (the “SEC”), SEC staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no action or other relief or permission from the SEC, SEC staff or other authority.
iShares® and BlackRock® are registered trademarks of BFA and its affiliates.

i

ii

iii

iv

v

General Description of the Trust and its Funds
The Trust currently consists of more than 355 investment series or portfolios. The Trust was organized as a Delaware statutory trust on December 16, 1999 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company registered with the SEC under the 1940 Act. The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “1933 Act”). This SAI relates to the following Funds:
•
iShares Core 30/70 Conservative Allocation ETF1
•
iShares Core 40/60 Moderate Allocation ETF2
•
iShares Core 60/40 Balanced Allocation ETF3
•
iShares Core 80/20 Aggressive Allocation ETF4

1
On February 19, 2025, the name of the Fund changed from the iShares Core Conservative Allocation ETF to the iShares Core 30/70 Conservative Allocation ETF.
2
On February 19, 2025, the name of the Fund changed from the iShares Core Moderate Allocation ETF to the iShares Core 40/60 Moderate Allocation ETF.
3
On February 19, 2025, the name of the Fund changed from the iShares Core Growth Allocation ETF to the iShares Core 60/40 Balanced Allocation ETF. On February 19, 2025, the name of the Fund's Underlying Index changed from the S&P Target Risk Growth Index to the S&P Target Risk Balanced Index.
4
On February 19, 2025, the name of the Fund changed from the iShares Core Aggressive Allocation ETF to the iShares Core 80/20 Aggressive Allocation ETF.
The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each, an “Underlying Index” and collectively, the Underlying Indexes). Each Fund is managed by BFA, an indirect majority-owned subsidiary of BlackRock, Inc., and generally seeks to track the investment results of the Underlying Index identified in the applicable Prospectus for that Fund.
Each Fund offers and issues shares at their net asset value per share (“NAV”) only in aggregations of a specified number of shares (each, a “Creation Unit”), generally in exchange for a designated portfolio of securities, assets or other positions (including any portion of such securities for which cash may be substituted) included in its Underlying Index (the “Deposit Securities” or “Creation Basket”), together with the deposit of a specified cash payment (the “Cash Component”). Shares of the Funds are listed for trading on national securities exchanges (the “Listing Exchange”) such as NYSE Arca, Inc. (“NYSE Arca”). Shares of each Fund are traded in the secondary market and elsewhere at market prices that may be at, above or below the Fund's NAV. Shares are redeemable only in Creation Units by Authorized Participants (as defined in the Creation and Redemption of Creation Units-Role of the Authorized Participant section of this SAI) and, generally, in exchange for portfolio securities and a Cash Amount (as defined in the Redemption of Creation Units section of this SAI). Creation Units typically are a specified number of shares, generally 50,000 or multiples thereof.
The Trust reserves the right to permit or require that creations and redemptions of shares are effected fully or partially in cash and reserves the right to permit or require the substitution of Deposit Securities in lieu of cash. Shares may be issued in advance of receipt of Deposit Securities, subject to various conditions, including a requirement that the Authorized Participant (as defined in the Portfolio Holding Information section of this SAI) maintain collateral with the Trust as set forth in the handbook for Authorized Participants. The Trust may use such collateral at any time to purchase Deposit Securities. See the Creation and Redemption of Creation Units section of this SAI. Transaction fees and other costs associated with creations or redemptions that include a cash portion may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.
1

Exchange Listing and Trading
A discussion of exchange listing and trading matters associated with an investment in each Fund is contained in the Shareholder Information section of each Fund's Prospectus. The discussion below supplements, and should be read in conjunction with, that section of the applicable Prospectus.
Shares of each Fund are listed for trading, and trade throughout the day, on the Listing Exchange and in other secondary markets. Shares of the Funds may also be listed on certain non-U.S. exchanges. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of shares of any Fund will continue to be met. The Listing Exchange may, but is not required to, remove the shares of a Fund from listing if, among other things: (i) following the initial 12-month period beginning upon the commencement of trading of Fund shares, there are fewer than 50 record and/or beneficial owners of shares of a Fund; (ii) a Fund is no longer eligible to operate in reliance on Rule 6c-11 under the Investment Company Act; (iii) any of the other listing requirements are not continuously maintained; or (iv) any event shall occur or condition shall exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. The Listing Exchange will also remove shares of a Fund from listing and trading upon termination of the Fund.
As in the case of other publicly-traded securities, when you buy or sell shares of a Fund through a broker, you may incur a brokerage commission determined by that broker, as well as other charges.
The Trust reserves the right to adjust the share price of the Funds in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Funds or an investor's equity interest in the Funds.
Investment Strategies and Risks of the Funds
Currently, each Fund seeks to achieve its investment objective by investing a substantial portion of its assets in the Underlying Funds, which are iShares Core International Aggregate Bond ETF, iShares Core MSCI Emerging Markets ETF, iShares Core MSCI International Developed Markets ETF, iShares Core S&P 500 ETF, iShares Core S&P Mid-Cap ETF, iShares Core S&P Small-Cap ETF and iShares Core Universal USD Bond ETF. Each Fund’s assets are allocated among the Underlying Funds in accordance with the Fund’s investment objective and policies, and the remaining assets are generally allocated to money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”). Each Fund operates as an index fund and is not actively managed. Adverse performance of a security in a Fund’s portfolio will ordinarily not result in the elimination of the security from the Fund’s portfolio.
Each Fund engages in representative sampling, which is an indexing strategy that involves investing in a representative sample of securities selected by BFA to have a collective investment profile similar to that of the Fund's Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the Fund’s Underlying Index. A fund that uses representative sampling generally does not hold all of the securities that are in its underlying index.
Although the Funds do not seek leveraged returns, certain instruments used by the Funds may have a leveraging effect as described below.
Each Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of BlackRock Cash Funds, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. Each Fund seeks to track the investment results of its Underlying Index before fees and expenses of the Fund.
2

Set forth below is more detailed information regarding types of instruments in which the Underlying Funds, and in some cases, the Funds, may invest, strategies BFA may employ in pursuit of a Fund's or an Underlying Fund's investment objective, and related risks.
Asset-Backed and Commercial Mortgage-Backed Securities.   Certain of the Underlying Funds may invest in asset-backed securities (“ABS”) and commercial mortgage-backed securities (“CMBS”). ABS are securities backed by installment contracts, credit-card receivables or other assets. CMBS are securities backed by commercial real estate properties. Both ABS and CMBS represent interests in “pools” of assets in which payments of both interest and principal on the securities are made on a regular basis. The payments are, in effect, “passed through” to the holder of the securities (net of any fees paid to the issuer or guarantor of the securities). The average life of ABS and CMBS varies with the maturities of the underlying instruments and, as a result of prepayments, can often be less than the original maturity of the assets underlying the securities. For this and other reasons, the stated maturity of an ABS or CMBS may be shortened, and the security’s total return may be difficult to predict precisely. Also see Mortgage Pass-Through Securities and Mortgage Securities below.
Beginning in the second half of 2007 through 2009, the market for ABS and mortgage-backed securities (“MBS”) experienced substantially, often dramatically, lower valuations and reduced liquidity. These instruments continue to be subject to liquidity constraints, price volatility, credit downgrades and increases in default rates and, therefore, may be more difficult to value and more difficult to dispose of than previously.
Bonds.  Certain of the Underlying Funds may invest in bonds. A bond is an interest-bearing security issued by a U.S. or non-U.S. company or governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond’s face value) periodically or on a specified maturity date. Bonds generally are used by issuers to borrow money from investors.
An issuer may have the right to redeem or “call” a bond before maturity, in which case a fund may have to reinvest the proceeds at lower market rates. Similarly, a fund may have to reinvest interest income or payments received when bonds mature, sometimes at lower market rates. Most bonds bear interest income at a “coupon” rate that is fixed for the life of the bond. The value of a fixed-rate bond usually rises when market interest rates fall, and falls when market interest rates rise. Accordingly, a fixed-rate bond’s yield (income as a percent of the bond’s current value) may differ from its coupon rate as its value rises or falls. When an investor purchases a fixed-rate bond at a price that is greater than its face value, the investor is purchasing the bond at a premium. Conversely, when an investor purchases a fixed-rate bond at a price that is less than its face value, the investor is purchasing the bond at a discount. Fixed-rate bonds that are purchased at a discount pay less current income than securities with comparable yields that are purchased at face value, with the result that prices for such fixed-rate securities can be more volatile than prices for such securities that are purchased at face value. Other types of bonds bear interest at an interest rate that is adjusted periodically. Interest rates on “floating rate” or “variable rate” bonds may be higher or lower than current market rates for fixed-rate bonds of comparable quality with similar final maturities. Because of their adjustable interest rates, the value of “floating rate” or “variable rate” bonds fluctuates much less in response to market interest rate movements than the value of fixed-rate bonds, but their value may decline if their interest rates do not rise as much, or as quickly, as interest rates in general. An Underlying Fund may treat some of these bonds as having a shorter maturity for purposes of calculating the weighted average maturity of its investment portfolio. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues. Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on an issuer’s earnings and assets and, in the event of liquidation, are paid before subordinated obligations. Bonds may be unsecured (backed only by the issuer’s general creditworthiness) or secured (backed by specified collateral).
Borrowing.  Each Fund may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.
The purchase of securities while borrowings are outstanding may have the effect of leveraging a Fund. The incurrence of leverage increases a Fund’s exposure to risk, and borrowed funds are subject to interest costs that will reduce net income. Purchasing securities while borrowings are outstanding creates special risks, such as the potential for greater volatility in the NAV of Fund shares and in the yield on a Fund’s portfolio. In addition, the interest expenses from borrowings may exceed the income generated by a Fund’s portfolio and, therefore, the amount available (if any) for distribution to shareholders as dividends may be reduced. BFA may determine to maintain outstanding borrowings if it expects that the benefits to a Fund’s shareholders will outweigh the current reduced return.
3

Certain types of borrowings by a Fund must be made from a bank or may result in a Fund being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is not anticipated that observance of such covenants would impede BFA’s management of a Fund’s portfolio in accordance with a Fund’s investment objectives and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require a Fund to dispose of portfolio investments at a time when it may be disadvantageous to do so.
Corporate Bonds.  Certain of the Underlying Funds may invest in investment grade and/or high yield corporate bonds. The investment return of corporate bonds reflects interest earned on the security and changes in the market value of the security. The market value of a corporate bond may be affected by changes in the market rate of interest, the credit rating of the issuer, the issuer’s performance and perceptions of the issuer in the marketplace. There is a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.
Currency Transactions.  A currency forward contract is an over-the-counter (“OTC”) obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days greater than two days from the date on which the contract is agreed upon by the parties, at a price set at the time of the contract. A non-deliverable currency forward is an OTC currency forward settled in a specified currency, on a specified date, based on the difference between the agreed-upon exchange rate and the market exchange rate. A currency futures contract is a contract that trades on an organized futures exchange involving an obligation to deliver or acquire a specified amount of a specific currency, at a specified price and at a specified future time. Currency futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency. The Underlying Funds that may engage in currency transactions do not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Underlying Funds' assets that are denominated in a non-U.S. currency. An Underlying Fund may enter into non-U.S. currency forward and non-U.S. currency futures transactions to facilitate local securities settlements or to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes.
Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected may be highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, counterparty risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in non-U.S. currency. If BFA utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of an Underlying Fund's return with the performance of its underlying index and may lower the Underlying Fund’s return. Each Underlying Fund could experience losses if the value of its currency forwards, options or futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market or otherwise. In addition, each Underlying Fund could incur transaction costs, including trading commissions, in connection with certain non-U.S. currency transactions.
Diversification Status.  The Funds are diversified. A fund classified as “diversified” under the 1940 Act may not purchase securities of an issuer (other than (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and (ii) securities of other investment companies) if, with respect to 75% of its total assets, (a) more than 5% of the fund’s total assets would be invested in securities of that issuer or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer. With respect to the remaining 25% of its total assets, the fund may invest more than 5% of its assets in one issuer. Under the 1940 Act, a fund cannot change its classification from diversified to non-diversified without shareholder approval.
Each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a regulated investment company (“RIC”) for purposes of the U.S. Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and to relieve the Fund of any liability for U.S. federal income tax to the extent that its earnings are distributed to shareholders, provided that the Fund satisfies a minimum distribution requirement. Compliance with the diversification requirements of the Internal Revenue Code may limit the investment flexibility of the Fund and may make it less likely that the Fund will meet its investment objective.
4

Equity Securities.  Equity securities generally have greater price volatility than fixed-income securities. The market price of equity securities may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally; particular industries, sectors or geographic regions represented in those markets; or individual issuers. The types of developments that may affect an issuer of an equity security include management performance, financial leverage and reduced demand for the issuer's goods or services. Common and preferred stock represent equity or ownership interests in an issuer. Preferred stock, however, pays dividends at a specified rate and has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.
Futures, Options on Futures and Securities Options.  Futures contracts, options on futures and securities options may be used by a Fund and certain of the Underlying Funds to simulate investment in their respective underlying index, to facilitate trading or to reduce transaction costs. Each Fund or an Underlying Fund may enter into futures contracts and options on futures that are traded on a U.S. or non-U.S. futures exchange. Each Fund or an Underlying Fund will not use futures, options on futures or securities options for speculative purposes. Each Fund and each Underlying Fund intend to use futures and options on futures in accordance with Rule 4.5 of the Commodity Futures Trading Commission (the “CFTC”) promulgated under the Commodity Exchange Act (“CEA”). BFA, with respect to certain Underlying Funds, has claimed an exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 so that BFA, with respect to such Funds or an Underlying Fund, is not subject to registration or regulation as a commodity pool operator under the CEA. See the Regulation Regarding Derivatives section of this SAI for more information.
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on investments that reflect the market value of common stock of the firms included in the investments. Each Fund or an Underlying Fund may enter into futures contracts to purchase securities indexes when BFA anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Upon entering into a futures contract, a Fund or an Underlying Fund will be required to deposit with the broker an amount of cash or cash equivalents known as “initial margin,” which is similar to a performance bond or good faith deposit on the contract and is returned to the Fund or an Underlying Fund upon termination of the futures contract if all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” will be made to and from the broker daily as the price of the instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to the expiration of a futures contract, each Fund or an Underlying Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund’s or an Underlying Fund's existing position in the contract. An option on a futures contract, as contrasted with a direct investment in such a contract, gives the purchaser the right, but no obligation, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract.
The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund or an Underlying Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited to the agreed-upon price per share, also known as the “strike price,” less the premium received from writing the put. The Funds or an Underlying Fund may purchase and write put and call options on futures contracts that are traded on an exchange as a hedge against changes in value of their portfolio securities or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.
Securities options may be used by a Fund to obtain access to securities in its Underlying Index or to dispose of securities in its Underlying Index at favorable prices, to invest cash in a securities index that offers similar exposure to that provided by its Underlying Index or otherwise to achieve the Fund’s objective of tracking its Underlying Index. A call option gives a holder the right to purchase a specific security at a specified price (“exercise price”) within a specified period of time. A put option gives a holder the right to sell a specific security at an exercise price within a specified period of time. The initial purchaser of a call option pays the “writer” a premium, which is paid at the time of purchase and is retained by the writer whether or not such
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option is exercised. Each Fund or an Underlying Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. Each Fund or an Underlying Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase. Each Fund or an Underlying Fund may purchase or sell securities options on a U.S. or non-U.S. securities exchange or in the OTC market through a transaction with a dealer. Options on a securities index are typically settled on a net basis based on the appreciation or depreciation of the index level over the strike price. Options on single name securities may be cash- or physically-settled, depending upon the market in which they are traded. Options may be structured so as to be exercisable only on certain dates or on a daily basis. Options may also be structured to have conditions to exercise (i.e., “Knock-in Events”) or conditions that trigger termination (i.e., “Knock-out Events”).
High Yield Securities.  Non-investment grade or “high yield” fixed-income or convertible securities are commonly known to investors as “junk bonds” or “high yield bonds.” These are generally debt securities that are rated below investment grade by one or more of the major rating agencies or are unrated securities that BFA believes are of comparable quality. While generally providing greater income and opportunity for gain, non-investment grade debt securities may be subject to greater risks than securities that have higher credit ratings, including a high risk of default, and their yields will fluctuate over time. High yield securities will generally be in the lower rating categories of recognized rating agencies (rated below Baa3 by Moody's Investors Service, Inc. (“Moody's”) or below BBB- by Standard & Poor's® Global Ratings, a subsidiary of S&P Global (“S&P Global Ratings”) or Fitch Ratings, Inc. (“Fitch”)) or be unrated. The credit rating of a high yield security does not necessarily address its market value risk, and ratings may from time to time change, positively or negatively, to reflect developments regarding the issuer’s financial condition. High yield securities are considered to be speculative with respect to the capacity of the issuer to timely repay principal and pay interest in accordance with the terms of the obligation and may have more credit risk than higher rated securities.
The major risks of high yield bond investments include the following:
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High yield bonds may be issued by less creditworthy issuers. These securities are vulnerable to adverse changes in the issuer’s industry or to general economic conditions. Issuers of high yield bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments or the unavailability of additional financing.
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The issuers of high yield bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. If the issuer experiences financial stress, it may be unable to meet its debt obligations. The issuer’s ability to pay its debt obligations also may be lessened by specific issuer developments, or the unavailability of additional financing. Issuers of high yield securities are often in the growth stage of their development and/or involved in a reorganization or takeover.
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High yield bonds are frequently ranked junior to claims by other creditors. If the issuer cannot meet its obligations, the senior obligations are generally paid off before the junior obligations, which will potentially limit an Underlying Fund’s ability to fully recover principal, to receive interest payments when senior securities are in default or to receive restructuring benefits paid to holders of more senior classes of debt. Thus, investors in high yield securities frequently have a lower degree of protection with respect to principal and interest payments than do investors in higher rated securities.
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High yield bonds frequently have redemption features that permit an issuer to repurchase the security from an Underlying Fund before it matures. If an issuer redeems the high yield bonds, an Underlying Fund may have to invest the proceeds in bonds with lower yields and may lose income.
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Prices of high yield bonds are subject to extreme fluctuations. Negative economic developments may have a greater impact on the prices of high yield bonds than on those of other higher rated fixed-income securities.
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Under certain economic and/or market conditions, an Underlying Fund may have difficulty disposing of certain high yield securities due to the limited number of investors in that sector of the market. There are fewer dealers in the high yield bond market, and there may be significant differences in the prices quoted for high yield bonds by dealers, and such quotations may not be the actual prices available for a purchase or sale. Judgment may play a greater role in the prices and values generated for such securities than in the case of securities trading in a more liquid market.
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The secondary markets for high yield securities are not as liquid as the secondary markets for higher rated securities. The secondary markets for high yield securities are concentrated in relatively few market makers and,
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participants in the markets are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds. In addition, the trading volume for high yield securities is generally lower than that for higher rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. Under certain economic and/or market conditions, an Underlying Fund may have difficulty disposing of certain high yield securities due to the limited number of investors in that sector of the market. An illiquid secondary market may adversely affect the market price of the high yield security, which may result in increased difficulty selling the particular issue and obtaining accurate market quotations on the issue when valuing an Underlying Fund's assets. Market quotations on high yield securities are available only from a limited number of dealers, and such quotations may not be the actual prices available for a purchase or sale. When the secondary market for high yield securities becomes more illiquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable objective data makes it more difficult to value such securities, and judgment plays a more important role in determining such valuations.
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An Underlying Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.
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The high yield bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news, whether or not it is based on fundamental analysis. Additionally, prices for high yield securities may be affected by legislative and regulatory developments. These developments could adversely affect an Underlying Fund’s NAV and investment practices, the secondary market for high yield securities, the financial condition of issuers of these securities and the value and liquidity of outstanding high yield securities, especially in a thinly traded market. For example, federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in high yield bonds and limiting the deductibility of interest by certain corporate issuers of high yield bonds adversely affected the market in the past.
Investments in Underlying Funds.  Each Underlying Fund is a type of investment company referred to as an exchange-traded fund (“ETF”). Each Underlying Fund is designed to track a particular index and is advised by BFA. Shares of the Underlying Funds are listed for trading on national securities exchanges and trade throughout the day on those exchanges and other secondary markets. There can be no assurance that the requirements of the national securities exchanges necessary to maintain the listing of shares of the Underlying Funds will continue to be met. A national securities exchange may, but is not required to, remove the shares of the Underlying Funds from listing if, among other things: (i) following the initial 12-month period beginning upon the commencement of trading of an Underlying Fund, there are fewer than 50 record and/or beneficial holders of the shares for 30 or more consecutive trading days, (ii) the value of an Underlying Fund's underlying index is no longer calculated or available, or (iii) any other event shall occur or condition exist that, in the opinion of the national securities exchange, makes further dealings on the national securities exchange inadvisable. A national securities exchange will remove the shares of an Underlying Fund from listing and trading upon termination of such Underlying Fund. Shares of each Underlying Fund trade on exchanges at prices at, above or below their most recent NAV. The per share NAV of each Underlying Fund is calculated at the end of each business day and fluctuates with changes in the market value of such Underlying Fund's holdings since the most recent calculation. The trading prices of an Underlying Fund's shares fluctuate continuously throughout trading hours based on market supply and demand rather than NAV. The trading prices of an Underlying Fund's shares may deviate significantly from NAV during periods of market volatility. Any of these factors may lead to an Underlying Fund's shares trading at a premium or discount to NAV. Exchange prices are not expected to correlate exactly with an Underlying Fund's NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to an Underlying Fund's creations and redemptions or the existence of extreme market volatility may result in trading prices of Underlying Fund shares that differ significantly from NAV. If the Funds purchase shares of the Underlying Funds at a time when the market price of an Underlying Fund's shares are at a premium to the NAV or sells at a time when the market price of an Underlying Fund is at a discount to the NAV, then the Funds may sustain losses.
As in the case of other publicly-traded securities, brokers' commissions on buying or selling shares of the Underlying Funds will be based on negotiated commission rates at customary levels. An investment in an ETF generally presents the same primary risks as an investment in an open-end investment company that is not exchange-traded and that has the same investment objectives, strategies, and policies. However, ETFs are subject to the following risks that do not apply to an open-end investment company that is not exchange-traded: (i) the market price of the ETF's shares may trade at a discount to their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's
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shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large swings in stock prices) halts stock trading generally.
Lending Portfolio Securities.  Each Fund may lend portfolio securities to certain borrowers that BFA determines to be creditworthy, including borrowers affiliated with BFA. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. No securities loan shall be made on behalf of a Fund if, as a result, the aggregate value of all securities loans of the particular Fund exceeds one-third of the value of such Fund’s total assets (including the value of the collateral received). A Fund may terminate a loan at any time and obtain the return of the securities loaned. Each Fund receives, by way of substitute payment, the value of any interest or cash or non-cash distributions paid on the loaned securities that it would have otherwise received if the securities were not on loan.
With respect to loans that are collateralized by cash, the borrower may be entitled to receive a fee based on the amount of cash collateral. The Funds are compensated by any positive difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral received by the Fund for such loans, and uninvested cash, may be reinvested in certain short-term instruments either directly on behalf of each Fund or through one or more joint accounts or money market funds, including those affiliated with BFA; such investments are subject to investment risk.
Each Fund conducts its securities lending pursuant to an exemptive order from the SEC permitting it to lend portfolio securities to borrowers affiliated with the Fund and to retain an affiliate of the Fund to act as securities lending agent. To the extent that a Fund engages in securities lending, BlackRock Institutional Trust Company, N.A. (“BTC”) acts as securities lending agent for the Fund, subject to the overall supervision of BFA. BTC administers the lending program in accordance with guidelines approved by the Trust's Board of Trustees (the “Board,” the trustees of which are the “Trustees”). JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as custodian for the Funds in connection with certain securities lending activities.
Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), foreign exchange risk (i.e., the risk of a shortfall at default when a cash collateral investment is denominated in a currency other than the currency of the assets being loaned due to movements in foreign exchange rates), and credit, legal, counterparty and market risks (including the risk that market events, including but not limited to corporate actions, could lead the Fund to lend securities that are trading at a premium due to increased demand, or to recall loaned securities or to lend less or not at all, which could lead to reduced securities lending revenue). If a Fund were to lend out securities that are subject to a corporate action and commit to the borrower a particular election as determined by the Funds' investment adviser, the benefit the Fund would receive in respect of committing to such election may or may not be less than the benefit the Fund would have received from making a different election in such corporate action. If a securities lending counterparty were to default, a Fund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a Fund’s securities as agreed, the Fund’s ability to participate in a corporate action event may be impacted, or the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This latter event could trigger adverse tax consequences for a Fund. A Fund could lose money if its short-term investment of the collateral declines in value over the period of the loan. Substitute payments received by a Fund representing dividends paid on securities loaned out by the Fund will not be considered qualified dividend income. BTC will take into account the tax effects on shareholders caused by this difference in connection with a Fund’s securities lending program. Substitute payments received on tax-exempt securities loaned out will not be tax-exempt income. There could also be changes in the status of issuers under applicable laws and regulations, including tax regulations, that may impact the regulatory or tax treatment of loaned securities and could, for example, result in a delay in the payment of dividend equivalent payments owed to a Fund (as permitted by applicable law).
Regulations adopted by global prudential regulators require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many securities lending agreements, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such agreements, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these requirements, as well as potential additional government
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regulation and other developments in the market, could adversely affect the Fund’s ability to terminate existing securities lending agreements or to realize amounts to be received under such agreements. Prudential regulation may also favor lenders that can provide additional protections, such as liens that are exercisable in connection with a lender default, to borrowers. Certain Funds expect to provide additional protections to borrowers, where permitted, pursuant to a Fund’s investment policies and if BFA believes doing so is in the best interest of the Fund.
Liquidity Risk Management.  Rule 22e-4 under the Investment Company Act (the “Liquidity Rule”) requires open-end funds, including ETFs such as the Funds, to establish a liquidity risk management program (the “Liquidity Program”) and enhance disclosures regarding fund liquidity. As required by the Liquidity Rule, the Funds have implemented a Liquidity Program, and the Board, including a majority of the Independent Trustees of the Trust, has appointed BFA as the administrator of the Liquidity Program. Under the Liquidity Program, BFA assesses, manages, and periodically reviews each Fund’s liquidity risk and classifies each investment held by a Fund as a “highly liquid investment,” “moderately liquid investment,” “less liquid investment” or “illiquid investment.” The Liquidity Rule defines “liquidity risk” as the risk that a Fund could not meet requests to redeem shares issued by a Fund without significant dilution of the remaining investors’ interest in a Fund. The liquidity of a Fund's portfolio investments is determined based on relevant market, trading and investment-specific considerations under the Liquidity Program. There are exclusions from certain portions of the liquidity risk management program requirements for “in-kind” ETFs, as defined in the Liquidity Rule. To the extent that an investment is deemed to be an illiquid investment or a less liquid investment, a Fund can expect to be exposed to greater liquidity risk.
Non-Diversification Risk.  Certain of the Underlying Funds may be classified as “non-diversified.” This means that the Underlying Funds may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Underlying Funds may be more susceptible to the risks associated with these particular issuers or to a single economic, political or regulatory occurrence affecting these issuers.
Non-U.S. Securities and Emerging Markets Securities.  Certain of the Underlying Funds may invest in the securities of non-U.S. issuers, which involves special risks and considerations not typically associated with investing in U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or potentially confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in non-U.S. countries, potential restrictions of the flow of international capital, generally less liquid and less efficient securities markets, generally greater price volatility, less publicly available information about issuers, higher transaction and custody costs, delays and risks attendant in settlement procedures, difficulties in enforcing contractual obligations, less developed judicial systems to settle disputes, lesser liquidity and significantly smaller market capitalization of most non-U.S. securities markets, substantial government interference with the economy and transaction costs of foreign currency conversions. The Underlying Funds may have difficulty valuing such securities due to these or other considerations. Non-U.S. issuers may be subject to less governmental regulation than U.S. issuers. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy with respect to growth of gross domestic product (“GDP”), rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. In addition, changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. Certain foreign markets have specific geographical risks such as a heightened likelihood of earthquakes, tsunamis, or volcanoes. Certain foreign markets also experience acts of terrorism, territorial disputes or other defense concerns. These situations may have a significant impact on the economies of, and investments in, these geographic areas.
To the extent an Underlying Fund invests in publicly traded common stocks of non-U.S. issuers, certain investments in such stocks may be in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) (collectively, “depositary receipts”). Depositary receipts are receipts, typically issued by a bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Depositary receipts may not necessarily be denominated in the same currency as their underlying securities. ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental depositary receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depositary receipts structured like global debt issues to facilitate trading on an international basis. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the U.S. and in Europe and are designed for use throughout the world. The Funds or an Underlying Fund may invest in depositary receipts through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs
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of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interest holder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the U.S. and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.
Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition to investment risks associated with the underlying issuer, depositary receipts expose each Underlying Fund to additional risks associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and liquidity risk. Unsponsored programs, which are not sanctioned by the issuer of the underlying common stock, generally expose investors to greater risks than sponsored programs and do not provide holders with many of the shareholder benefits that come from investing in sponsored depositary receipts.
Obligations of Foreign Governments, Supranational Entities and Banks. The Funds and certain of the Underlying Funds may invest in U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by BFA to be of comparable quality to the other obligations in which such Underlying Funds may invest. Certain foreign governments, specifically foreign governments in emerging markets, historically have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest, and declared moratoria on the payment of principal and interest on their sovereign debts. Certain of the Underlying Funds may also invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Underlying Funds’ assets invested in obligations of foreign governments and supranational entities will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries. Certain of the Underlying Funds may invest a portion of their total assets in high-quality, short-term (one year or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars.
Emerging Markets. Some non-U.S. markets in which certain of the Underlying Funds invest are considered to be emerging markets. Investment in these emerging markets subjects an Underlying Fund to a greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in developed markets.
Ratings.  An investment-grade rating generally means the security or issuer is rated investment-grade by one or more of Moody’s, S&P Global Ratings, Fitch, Dominion Bond Rating Service Limited (“Dominion”), or another credit rating agency designated as a nationally recognized statistical rating organization by the SEC, or is unrated but considered to be of equivalent quality by BFA. Generally, bonds rated Baa3 or above by Moody’s, BBBL or above by Dominion or BBB- or above by S&P Global Ratings and Fitch are considered “investment-grade” securities, bonds rated Baa are considered medium grade obligations subject to moderate credit risk and may possess certain speculative characteristics, while bonds rated BBB are regarded as having adequate capacity to meet financial commitments.
Subsequent to purchase by the applicable Underlying Fund, a rated security may cease to be rated or its rating may be reduced below an investment-grade rating. Bonds rated below Baa3 by Moody’s or below BBB- by S&P Global Ratings or Fitch are generally considered below investment-grade quality and are obligations of issuers that are generally considered predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of issuer default and bankruptcy and increased market price volatility. Such lower-rated securities are commonly referred to as “junk bonds” and are subject to a substantial degree of credit risk. Please see Appendix B of this SAI for a description of each rating category of Moody's, S&P Global Ratings, Fitch and Dominion and BFA's treatment of investments that are not rated by any of the rating agencies.
Regulation Regarding Derivatives.  The CFTC subjects advisers to registered investment companies to regulation by the CFTC if a fund that is advised by the adviser either (i) invests, directly or indirectly, more than a prescribed level of its liquidation value in CFTC-regulated futures, options and swaps (“CFTC Derivatives”) or (ii) markets itself as providing
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investment exposure to such instruments. The CFTC also subjects advisers to registered investment companies to regulation by the CFTC if the registered investment company invests in one or more commodity pools. To the extent a Fund uses CFTC Derivatives, it intends to do so below such prescribed levels and intends not to market itself as a “commodity pool” or a vehicle for trading such instruments.
BFA has claimed an exclusion from the definition of the term “commodity pool operator” under the CEA pursuant to Rule 4.5 under the CEA with respect to each of the Funds. BFA is not, therefore, subject to registration or regulation as a “commodity pool operator” under the CEA with respect to the Funds.
The iShares Core 30/70 Conservative Allocation ETF, iShares Core 40/60 Moderate Allocation ETF, iShares Core 60/40 Balanced Allocation ETF and iShares Core 80/20 Aggressive Allocation ETF (the “No-Action Letter Funds”) may also have investments in “underlying funds” (and such underlying funds themselves may invest in underlying funds) not advised by BFA (the term “underlying fund” for purposes of the no-action letter referenced below may include, but is not limited to, certain securitized vehicles, mortgage or international real estate investment trusts (“REITs”), business development companies and investment companies that may invest in CFTC Derivatives or in any of the foregoing), and therefore may be viewed by the CFTC as commodity pools. BFA may not have transparency into the holdings of these underlying funds because they are not advised by BFA. To address this issue of lack of transparency, the CFTC staff issued a no-action letter on November 29, 2012 permitting the adviser of a fund that invests in such underlying funds and that would otherwise have filed a claim of exclusion pursuant to CFTC Rule 4.5 to delay registration as a “commodity pool operator” until six months from the date on which the CFTC issues additional guidance on the treatment of CFTC Derivatives held by underlying funds. BFA, the adviser of the No-Action Letter Funds, has filed a claim with the CFTC for the Funds to rely on this no-action relief. Accordingly, BFA is not currently subject to registration or regulation as a “commodity pool operator” under the CEA in respect of the Funds.
Derivative contracts, including, without limitation, swaps, currency forwards, and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the U.S. and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Swaps, non-deliverable forwards and certain other derivatives traded in the OTC market are subject to variation margin and initial margin requirements. Implementation of the margining and other provisions of the Dodd-Frank Act regarding clearing, mandatory trading, reporting and documentation of swaps and other derivatives have impacted and may continue to impact the costs to a Fund of trading these instruments and, as a result, may affect returns to investors in a Fund.
Rule 18f-4 under the Investment Company Act permits a Fund to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the Investment Company Act. Section 18 of the Investment Company Act, among other things, prohibits open-end funds, including the Funds, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”).
Under Rule 18f-4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which a Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, and borrowed bonds), if a Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and non-standard settlement cycle securities, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”).
Unless a Fund is relying on the Limited Derivatives User Exception (as defined below), the Fund must comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires a Fund to adopt and implement a comprehensive written derivatives risk management program (“DRMP”) and comply with a relative or absolute limit on Fund leverage risk calculated based on value-at-risk (“VaR”). The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board, including a majority of Independent Directors/Trustees, and periodically reviews the DRMP and reports to the Board.
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Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if a Fund's “derivatives exposure” (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”).
Repurchase Agreements.  A repurchase agreement is an instrument under which the purchaser (i.e., an Underlying Fund) acquires a security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by an Underlying Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price, and, in the event of a default by the seller, the Underlying Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.
In any repurchase transaction, the collateral for a repurchase agreement may include: (i) cash items; (ii) obligations issued by the U.S. government or its agencies or instrumentalities; or (iii) obligations that, at the time the repurchase agreement is entered into, are determined to (A) have exceptionally strong capacity to meet their financial obligations and (B) are sufficiently liquid such that they can be sold at approximately their carrying value in the ordinary course of business within seven days.
Repurchase agreements pose certain risks for an Underlying Fund that utilizes them. Such risks are not unique to the Underlying Funds, but are inherent in repurchase agreements. The Underlying Funds seek to minimize such risks, but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated. Lower quality collateral and collateral with a longer maturity may be subject to greater price fluctuations than higher quality collateral and collateral with a shorter maturity. If the repurchase agreement counterparty were to default, lower quality collateral may be more difficult to liquidate than higher quality collateral. Should the counterparty default and the amount of collateral not be sufficient to cover the counterparty’s repurchase obligation, an Underlying Fund would likely retain the status of an unsecured creditor of the counterparty (i.e., the position an Underlying Fund would normally be in if it were to hold, pursuant to its investment policies, other unsecured debt securities of the defaulting counterparty) with respect to the amount of the shortfall. As an unsecured creditor, an Underlying Fund would be at risk of losing some or all of the principal and income involved in the transaction.
Reverse Repurchase Agreements.  Reverse repurchase agreements involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Generally, the effect of such transactions is that each Fund or an Underlying Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund or an Underlying Fund is able to keep some of the interest income associated with those securities. Such transactions are advantageous only if each Fund or an Underlying Fund has an opportunity to earn a rate of interest on the cash derived from these transactions that is greater than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and each Fund or an Underlying Fund intends to use the reverse repurchase technique only when BFA believes it will be advantageous to the Fund or an Underlying Fund. The use of reverse repurchase agreements may exaggerate any increase or decrease in the value of each Fund or Underlying Fund’s assets. The use of reverse repurchase agreements is a form of leverage, and the proceeds obtained through reverse repurchase agreements may be invested in additional securities.
Rule 18f-4 under the Investment Company Act permits each Fund or an Underlying Fund to enter into reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, borrowed bonds) notwithstanding the limitation on the issuance of senior securities in Section 18 of the Investment Company Act, provided that each Fund or an Underlying Fund either (i) complies with the 300% asset coverage ratio with respect to such transactions and any other borrowings in the aggregate, or (ii) treats such transactions as Derivatives Transactions under Rule 18f-4. (See “Regulation Regarding Derivatives” above.)
Securities of Investment Companies.  Each Underlying Fund may invest in the securities of other investment companies (including money market funds) to the extent permitted by law, regulation, exemptive order or SEC staff guidance. Under the 1940 Act, a fund’s investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the fund’s total assets with respect to any one
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investment company, and (iii) 10% of the fund’s total assets with respect to investment companies in the aggregate. Other investment companies in which an  Underlying Fund invests can be expected to incur fees and expenses for operations, such as investment advisory and administration fees, which would be in addition to those incurred by an  Underlying Fund. Pursuant to guidance issued by the SEC staff, fees and expenses of money market funds used for cash collateral received in connection with loans of securities are not treated as Acquired Fund Fees and Expenses, which reflect a Fund's pro rata share of the fees and expenses incurred by investing in other investment companies (as disclosed in the Prospectus, as applicable).
An Underlying Fund may purchase ETF shares for the same reason it would purchase (and as an alternative to purchasing) futures contracts – to obtain relatively low-cost exposure to the stock market while maintaining flexibility to meet the liquidity needs of the Underlying Fund. ETF shares enjoy several advantages over futures contracts. Depending on the market, the holding period, and other factors, ETF shares can be less costly than futures contracts. In addition, ETF shares can be purchased for smaller sums and offer exposure to market sectors and styles for which there is no suitable or liquid futures contract. An Underlying Fund may also purchase ETF shares for other purposes, including improving its ability to track its underlying index. An Underlying Fund may invest in shares of ETFs that are advised by BFA.
Short-Term Instruments and Temporary Investments.  Each Fund and the Underlying Funds may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include, but are not limited to: (i) shares of money market funds (including those advised by BFA or otherwise affiliated with BFA); (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit, bankers’ acceptances, fixed-time deposits and other obligations of U.S. and non-U.S. banks (including non-U.S. branches) and similar institutions; (iv) commercial paper rated, at the date of purchase, “Prime-1” by Moody's, “F-1” by Fitch, or “A-1” by S&P Global Ratings, or if unrated, of comparable quality as determined by BFA; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that have been determined to present minimal credit risks, in accordance with the requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar-denominated obligations of non-U.S. banks (including U.S. branches) that, in the opinion of BFA, are of comparable quality to obligations of U.S. banks that may be purchased by a Fund. Any of these instruments may be purchased on a current or forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.
Swap Agreements.  Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on a pre-determined underlying investment or notional amount. In return, the other party agrees to make periodic payments to the first party based on the return (or a differential in rate of return) earned or realized on the underlying investment or notional amount. Swap agreements will usually be performed on a net basis, with each Underlying Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of an Underlying Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis.
Certain of the Funds or Underlying Funds may enter into currency swaps, interest rate swaps and index swaps, or total return swaps (some of which may be referred to as contracts for difference or “CFDs”). The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets.
Tracking Stocks.  A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.
U.S. Government Obligations.  The Funds or an Underlying Fund may invest in various types of U.S. government obligations. U.S. government obligations are a type of bond and include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations (i) may be backed by the full faith and credit of the U.S. or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with Fannie Mae, Freddie Mac and FHLB notes). In the latter case, each Fund or an Underlying Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. government would provide
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financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.
Future Developments.  The board of each Fund or Underlying Fund may, in the future, authorize each Underlying Fund to invest in securities contracts and investments, other than those listed in this SAI and in the applicable Prospectuses, provided they are consistent with each Fund's or Underlying Fund's investment objective and do not violate any of its investment restrictions or policies.
General Considerations and Risks
A discussion of some of the principal risks associated with an investment in a Fund is contained in the applicable Prospectus. Because each Fund expects to obtain its exposure to the securities in the Underlying Index substantially through its investment in the Underlying Funds, shareholders should be aware that the risks of investment in particular types of securities, economic sectors and geographic locations discussed below may be borne by the Fund through its investment in the Underlying Funds. Through its investment in the Underlying Funds, each Fund will also bear the risks described below associated with the Underlying Funds' use of portfolio management techniques, such as borrowing arrangements and use of derivatives, in addition to the risks associated with those activities if the Funds engage in them directly.
An investment in a Fund should be made with an understanding that the value of the Fund’s portfolio securities, including its investment in the Underlying Funds, may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of stocks in general, and other factors that affect the market. The order of the below risk factors does not indicate the significance of any particular risk factor.
Borrowing Risk.  Borrowing may exaggerate changes in the NAV of Fund shares and in the return on a Fund’s portfolio. Borrowing will cause a Fund to incur interest expense and other fees. The costs of borrowing may reduce a Fund’s return. Borrowing may cause a Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.
Call Risk.  During periods of falling interest rates, an issuer of a callable bond held by the Funds or an Underlying Fund may “call” or repay the security before its stated maturity, and a Fund or an Underlying Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in income, or in securities with greater risks or with other less favorable features.
Commodities Investment Risk.  Exposure to commodities markets may subject a Fund or an Underlying Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility. Similar future market conditions may result in rapid and substantial valuation increases or decreases in a Fund’s or Underlying Fund's holdings.
The commodities markets may fluctuate widely based on a variety of factors. Movements in commodity investment prices are outside of a Fund's or Underlying Fund's control and may not be anticipated by BFA. Price movements may be influenced by, among other things: governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies; changing market and economic conditions; market liquidity; weather and climate conditions, including droughts and floods; livestock disease; changing supply and demand relationships and levels of domestic production and imported commodities; changes in storage costs; the availability of local, intrastate and interstate transportation systems; energy conservation; the success of exploration projects; changes in international balances of payments and trade; domestic and foreign rates of inflation; currency devaluations and revaluations; domestic and foreign political and economic events; domestic and foreign interest rates and/or investor expectations concerning interest rates; foreign currency/exchange rates; domestic and foreign governmental regulation and taxation; war, acts of terrorism and other political upheaval and conflicts; governmental expropriation; investment and trading activities of mutual funds, hedge funds and commodities funds; and changes in philosophies and emotions of market participants. The frequency and magnitude of such changes cannot be predicted.
The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities or natural resources may be produced in a limited number of countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic, regulatory and supply-related events in such countries could have a disproportionate impact on the prices of such commodities.
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A decrease in the production of a physical commodity or a decrease in the volume of such commodity available for transportation, mining, processing, storage or distribution may adversely impact the financial performance of a commodity or commodity-related company that devotes a portion of its business to that commodity. Production declines and volume decreases could be caused by various factors, including catastrophic events affecting production, depletion of resources, labor difficulties, environmental proceedings, increased regulations, equipment failures and unexpected maintenance problems, import supply disruption, governmental expropriation, political upheaval or conflicts or increased competition from alternative energy sources or commodity prices. Agricultural commodities may be adversely affected by weather or other natural phenomena, such as drought, floods and pests.
A sustained decline in demand for such commodities could also adversely affect the financial performance of commodity-related companies. Factors that could lead to a decline in demand include economic recession or other adverse economic conditions, higher taxes on commodities or increased governmental regulations, increases in fuel economy, consumer shifts to the use of alternative commodities or fuel sources, changes in commodity prices, or weather.
The commodity markets are subject to temporary distortions and other disruptions due to, among other factors, lack of liquidity, the participation of speculators, and government regulation and other actions. U.S. futures exchanges and some foreign exchanges limit the amount of fluctuation in futures contract prices which may occur in a single business day (generally referred to as “daily price fluctuation limits”). The maximum or minimum price of a contract as a result of these limits is referred to as a “limit price.” If the limit price has been reached in a particular contract, no trades may be made beyond the limit price. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.
Custody Risk.  Custody risk refers to the risks inherent in the process of clearing and settling trades and to the holding of securities, cash and other assets by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets, and thus may be subject to limited or no government oversight. Communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. In general, the less developed a country’s securities market is, the greater the likelihood of custody problems. Practices in relation to the settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because of the use of brokers and counterparties that are often less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence or undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being lost. In addition, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or an agent of any of the foregoing goes bankrupt. Each Fund would absorb any loss resulting from such custody problems and may have no successful claim for compensation.
Extension Risk.  During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in a Fund’s or Underlying Fund's income and potentially in the value of a Fund’s or Underlying Fund's investments.
Illiquid Investments Risk.  Each Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment. The liquidity of an investment will be determined based on relevant market, trading and investment specific considerations as set out in the Liquidity Program as required by the Liquidity Rule. Illiquid investments may trade at a discount to comparable, more liquid investments and a Fund may not be able to dispose of illiquid investments in a timely fashion or at their expected prices. If illiquid investments exceed 15% of a Fund’s net assets, the Liquidity Rule and the Liquidity Program will require that certain remedial actions be taken.
Infectious Illness Risk.  A widespread outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely affect the economies of many nations and the global economy and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in travel restrictions, closed international borders, disruption of healthcare services, prolonged quarantines, cancellations, supply chain disruptions, temporary and permanent business closures, lower consumer demand, layoffs, ratings downgrades, credit defaults and other significant economic, social and
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political impacts, as well as general concern and uncertainty. An outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. These impacts, which could adversely affect a Fund and its investments, could be present for an extended period of time.
In addition, markets may experience temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. Such events may adversely affect a Fund and its investments and may impact a Fund’s ability to purchase or sell securities or other assets. Market or economic disruptions could cause elevated tracking error and increased premiums or discounts to a Fund's NAV. Additionally, a Fund could be adversely impacted if an outbreak impairs the operations of its service providers, including BFA. Governmental and quasi-governmental may respond to an outbreak and any resulting disruptions with a variety of fiscal and monetary policy changes, such as changes in interest rates. A reversal of these policies, or the ineffectiveness of such policies, is likely to increase market volatility, which could adversely affect a Fund’s investments.
Money Market Instruments Risk.  The value of money market instruments may be affected by changes in interest rates or in the credit ratings of the investments, among other things. If a significant amount of the Fund's assets is invested in money market instruments, it may be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund. Money market funds other than U.S. government money market funds and retail money market funds “float” their NAV instead of using a stable $1.00 per share price.
Operational and Technology Risks.  A Fund and the entities with which it interacts directly or indirectly are susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or impair the Fund’s operations. These entities include, but are not limited to, a Fund’s adviser, administrator, distributor, other service providers (e.g., index and benchmark providers, accountants, custodians, and transfer agents), financial intermediaries, counterparties, market makers, Authorized Participants, listing exchanges, other financial market operators, and governmental authorities. Operational and technology risks for the issuers in which a Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value. A Fund may incur substantial costs in order to mitigate operational and technology risks.
Cybersecurity incidents can result from deliberate attacks or unintentional events against an issuer in which a Fund invests, the Fund or any of its service providers. They include, but are not limited to, gaining unauthorized access to systems, misappropriating assets or sensitive information, corrupting or destroying data, and causing operational disruption. Geopolitical tension may increase the scale and sophistication of deliberate attacks, particularly those from nation states or from entities with nation state backing. Cybersecurity incidents may result in any of the following: financial losses; interference with a Fund’s ability to calculate its NAV; disclosure of confidential information; impediments to trading; submission of erroneous trades by a Fund or erroneous subscription or redemption orders; the inability of a Fund or its service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; and other legal and compliance expenses. Furthermore, cybersecurity incidents may render records of a Fund, including records relating to its assets and transactions, shareholder ownership of Fund shares, and other data integral to a Fund’s functioning, inaccessible, inaccurate or incomplete. Power outages, natural disasters, equipment malfunctions and processing errors that threaten information and technology systems relied upon by a Fund or its service providers, as well as market events that occur at a pace that overloads these systems, may also disrupt business operations or impact critical data. In addition, the risks of increased use of AI technologies, such as machine learning, include data risk, transparency risk, and operational risk. The AI technologies, which are generally highly reliant on the collection and analysis of large amounts of data, may incorporate biased or inaccurate data, and it is not possible or practicable to incorporate all relevant data into such technologies. The output or results of any such AI technologies may therefore be incomplete, erroneous, distorted or misleading. Further, AI tools may lack transparency as to how data is utilized and how outputs are generated. AI technologies may also allow the unintended introduction of vulnerabilities into infrastructures and applications. A Fund and its shareholders could be negatively impacted as a result of these risks associated with AI technologies. AI technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to quickly evolve, and it is impossible to anticipate the full scope of future AI capabilities or rules and the associated risks to a Fund.
While a Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund in the setting of
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priorities, the personnel and resources available or the effectiveness of relevant controls. Each Fund and its adviser seek to reduce these risks through controls, procedures and oversight, including establishing business continuity plans and risk management systems. However, there are inherent limitations in such plans and systems, including the possibility that certain risks that may affect a Fund have not been identified or may emerge in the future; that such plans and systems may not completely eliminate the occurrence or mitigate the effects of operational or information security disruptions or failures or of cybersecurity incidents; or that prevention and remediation efforts will not be successful or that incidents will go undetected. A Fund cannot control the systems, information security or other cybersecurity of the issuers in which it invests or its service providers, counterparties, and other third parties whose activities affect the Fund.
Lastly, the regulatory climate governing cybersecurity and data protection is developing quickly and may vary considerably across jurisdictions. Regulators continue to develop new rules and standards related to cybersecurity and data protection. Compliance with evolving regulations can be demanding and costly, requiring substantial resources to monitor and implement required changes.
Prepayment Risk.  During periods of falling interest rates, issuers of certain debt obligations may repay principal prior to the security’s maturity, which may cause a Fund or an Underlying Fund to have to reinvest in securities with lower yields or higher risk of default, resulting in a decline in the Fund’s or Underlying Fund's income or return potential. Also, if a security subject to prepayment had been purchased at a premium, the value of the premium would be lost in the event of prepayment.
Privately-Issued Securities Risk.  Each Fund may invest in privately-issued securities, including those which are normally purchased pursuant to Rule 144A or Regulation S under the 1933 Act. Privately-issued securities typically may be resold only to qualified institutional buyers, or in a privately negotiated transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse markets or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing a Fund’s NAV due to the absence of an active trading market. There can be no assurance that a privately-issued security that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by a Fund.
Quasi-Sovereign Obligations Risk.   An investment in quasi-sovereign debt obligations involves special risks generally not present in corporate debt obligations. Quasi-sovereign debt includes investments in securities issued or guaranteed by an entity affiliated with or backed by a sovereign government. Generally, quasi-sovereign debt obligations are issued by companies in which a government owns a majority of the issuer’s voting shares. They are often considered strategically important to the sovereign entity but do not legally carry sovereign status for purposes of debt repayment. While certain quasi-sovereign debt issuers have received sovereign government support in the past, such past support is not a guarantee that it will continue in the future. In fact, in the past certain quasi-sovereign debt issuers have pushed their creditors toward debt restructuring, rather than meeting their payment obligations. Quasi-sovereign debt obligations are typically less liquid and less standardized than sovereign debt obligations.
Reference Rate Replacement Risk.  A Fund or an Underlying Fund may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, has ceased publishing all LIBOR settings. In April 2023, however, the FCA announced that some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. The Secured Overnight Financing Rate (“SOFR”), which is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement market, has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in different categories of financial contracts.
Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains
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uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contracts, securities, or other instruments using LIBOR may disagree on transition rates or the application of transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. A Fund or an Underlying Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future.
Risk of Derivatives.  A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset, such as a security, a commodity (such as gold or silver), a currency or an index (a measure of value or rates, such as the S&P 500 or the prime lending rate). The Funds and certain Underlying Funds may invest in stock index futures contracts, securities options, CFDs and other derivatives. Compared to securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund's or an Underlying Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. Derivatives generally involve the incurrence of leverage.
When a derivative is used as a hedge against a position that a Fund holds or is committed to purchase, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains, and in some cases, hedging can cause losses that are not offset by gains, and the Fund will recognize losses on both the investment and the hedge. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that a Fund’s hedging transactions, which entail additional transaction costs, will be effective.
Risks of Equity Securities.  An investment in a Fund should be made with an understanding that the value of an Underlying Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of preferred or common stocks in general and other factors that affect the market. An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of shares of an Underlying Fund). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction and global or regional political, economic or banking crises. Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders generally have rights to receive payments from the issuer inferior to the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior to maturity), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity.
Risk of Futures and Options on Futures Transactions.  There are several risks accompanying the utilization of futures contracts and options on futures contracts. A position in futures contracts and options on futures contracts may be closed only on the exchange on which the contract was made (or a linked exchange). While each Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time. Futures contracts, by definition, project price levels in the future and not current levels of valuation; therefore, market circumstances may result in a discrepancy between the price of the future and the movement in a Fund's Underlying Index. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to deliver the instruments underlying the futures contracts it has sold.
The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor
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relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to a direct investment in the types of stocks in which they invest.
Utilization of futures and options on futures by a Fund involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by BFA as to anticipated trends, which predictions could prove to be incorrect.
Because the futures market generally imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting each Fund to substantial losses. In the event of adverse price movements, each Fund would be required to make daily cash payments of variation margin.
Risk of Investing in Non-U.S. Debt Securities.  Non-U.S. debt securities are traded on foreign exchanges and OTC in the respective countries covered by a Fund or an Underlying Fund. The risks of investing in non-U.S. debt securities typically include market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in bond prices. Investing in a fund whose portfolio contains securities of non-U.S. issuers involves certain risks and considerations not typically associated with investing in the securities of U.S. issuers. These risks include securities markets that may lack sufficient liquidity or may be less efficient; generally greater price volatility; less publicly available information about issuers; the imposition of withholding or other taxes; the imposition of restrictions on the expatriation of funds or other assets of a Fund or an Underlying Fund; higher transaction and custody costs; delays and risks attendant in settlement procedures; difficulties in enforcing contractual obligations; lower liquidity and significantly smaller market capitalization of most non-U.S. securities markets; different accounting and disclosure standards; lower levels of regulation of the securities markets; more substantial government interference with the economy; higher rates of inflation; greater social, economic, and political uncertainty; the risk of nationalization or expropriation of assets; and different bankruptcy and insolvency regimes which may stay or prevent recovery in the event of an issuer’s default.
Risk of Investing in Non-U.S. Equity Securities.  An investment in non-U.S. equity securities involves risks similar to those of investing in portfolios of equity securities traded on non-U.S. exchanges. These risks include market fluctuations caused by such factors as economic and political developments in those foreign countries, changes in interest rates and perceived trends in stock prices.
Investing in securities issued by issuers domiciled in countries other than the domicile of the investor and denominated in currencies other than an investor’s local currency entails certain considerations and risks not typically encountered by the investor in making investments in its home country and in that country’s currency. These considerations include favorable or unfavorable changes in interest rates, currency exchange rates, exchange control regulations and the costs that may be incurred in connection with conversions between various currencies. Because certain Underlying Funds invest in non-U.S. equity securities, investing in any of the Funds also involves certain risks and considerations not typically associated with investing in a fund whose portfolio contains exclusively securities of U.S. issuers. These risks include generally less liquid and less efficient securities markets; generally greater price volatility; less publicly available information about issuers; the imposition of withholding or other taxes; the imposition of restrictions on the expatriation of funds or other assets of the  Underlying Fund; higher transaction and custody costs; delays and risks attendant in settlement procedures; difficulties in enforcing contractual obligations; lower liquidity and significantly smaller market capitalization; different accounting and disclosure standards; lower levels of regulation of the securities markets; more substantial government interference with the economy and businesses; higher rates of inflation; greater social, economic, and political uncertainty; the risk of nationalization or expropriation of assets; and the risk of war.
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Risk of Swap Agreements.  The risk of loss with respect to swaps is generally limited to the net amount of payments that a Fund or an Underlying Fund is contractually obligated to make. Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, a Fund or an Underlying Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws, which could affect such Fund’s or Underlying Fund's rights as a creditor (e.g., a Fund or an Underlying Fund may not receive the net amount of payments that it is contractually entitled to receive).
A Fund or an Underlying Fund is required to post and collect variation margin and initial margin (comprised of specified liquid securities subject to haircuts) in connection with trading of OTC swaps. These requirements may raise the costs for a Fund’s or an Underlying Fund's investment in swaps.
Tracking Error Risk.  A Fund or each of its Underlying Funds may be subject to tracking error, which is the divergence of a fund’s performance from that of its underlying index. Tracking error may occur because of differences between the securities and other instruments held in a fund’s portfolio and those included in a Fund’s Underling Index or an Underlying Fund's underlying index, pricing differences, transaction costs incurred by a Fund or its Underlying Funds, a Fund’s or its Underlying Funds' holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest received by a Fund or distributions paid to a Fund’s or an Underlying Fund's shareholders, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or an Underlying Fund’s underlying index or the costs to a Fund or an Underlying Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because a fund incurs fees and expenses, while such a fund's underlying index does not.
When an issuer is introduced by an index provider into an index tracked by a Fund or its Underlying Funds, BFA may conduct an analysis on such issuer’s securities to identify and screen for outlier high risk behavior (such as rapid or unusual price growth that does not appear to be supported by publicly available information on the business and assets of the issuer, unusual or significant short interest or lending activity, negative sentiment, suspended trading or incorrect free-float calculations, which could be indicators of possible irregularities, miscalculations or even fraud). If it identifies such behavior, BFA may, where appropriate, alert the index provider as to the alleged issue. The index provider has sole discretion for the determination as to whether to continue to include the issuer’s securities in the rebalancing of its index. If the securities continue to be included in the index, BFA may underweight or exclude such securities from a Fund’s or an Underlying Fund's portfolio and, if it does so, such a fund will be subject to increased tracking error due to the divergence in the securities included in its portfolio from its underlying index. The application of the abovementioned analysis and screening to a Fund or an Underlying Fund and its Underlying Index is in the sole discretion of BFA and its affiliates (without any guarantees). The analysis and screening may not exclude any or all high risk securities from an Underlying Index or a Fund’s or an Underlying Fund's portfolio, and the inclusion of such securities will result in an adverse impact to a Fund’s net asset value if one or more such securities declines in value.
U.S. Agency Mortgage-Backed Securities Risk.   Securities backed by pools of mortgages issued or guaranteed by the U.S. government or one of its agencies or sponsored entities, including Government National Mortgage Association (“Ginnie Mae”), Federal National Mortgage Association (“Fannie Mae”), and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). The market for mortgage-backed securities (“MBS”) has been adversely affected by the value of those MBS held and/or issued by these agencies and sponsored entities. If a U.S. government agency or sponsored entity issues securities in which the Funds invest and such issuer is unable to meet its obligations or ceases to exist, and no plan is made for the repayment of securities, the performance of the Funds will be adversely impacted.
Ginnie Mae. Established in 1968, Ginnie Mae is a wholly owned U.S. government corporation within the U.S. Department of Housing and Urban Development. Ginnie Mae is authorized to guarantee, with the backing of the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by the institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage banks), and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the U.S. Department of Veterans Affairs. Ginnie Mae securities also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury Department to make payments under its guarantee. Any actual or potential disruption to Ginnie Mae, or the financial condition or credit of the U.S. government, could cause the value of Ginnie Mae securities to decline. In 2011, S&P Global Ratings downgraded U.S. Treasury securities from AAA rating to AA+ rating. A further downgrade of the ratings of U.S. government debt obligations, which are often used as a benchmark for other borrowing arrangements, could result in higher interest rates for individual and corporate
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borrowers, cause disruptions in the international bond markets and have a substantial negative effect on the U.S. economy. A downgrade of U.S. Treasury securities from another ratings agency or a further downgrade below AA+ rating by S&P Global Ratings may cause the value of Ginnie Mae securities to decline.
Fannie Mae and Freddie Mac. Fannie Mae was established as a federal agency in 1938 and in 1968 was chartered by Congress as a private shareholder-owned company. Securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae. The securities are not backed by or entitled to the full faith and credit of the U.S. government, but are supported by the right of Fannie Mae to borrow from the U.S. Treasury Department.
Freddie Mac is a stockholder-owned corporation chartered by Congress in 1970. Securities issued by Freddie Mac entitle the holder to timely payment of interests, which is guaranteed by Freddie Mac. Freddie Mac also guarantees either ultimate collection or timely payment of all principal payments. While Freddie Mac generally does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. The securities are not backed by or entitled to the full faith and credit of the U.S. government or by any Federal Home Loan Banks, but are supported by the right of Freddie Mac to borrow from the U.S. Treasury Department.
In 2008, the Federal Housing Finance Agency placed each of Fannie Mae and Freddie Mac into government conservatorship in an effort to provide stability in the financial markets and put the government-sponsored entities in sound and solvent condition. In addition, the U.S. Treasury Department agreed to provide Fannie Mae and Freddie Mac up to $100 billion of capital each on an as needed basis to ensure that they continue to provide liquidity to the housing and mortgage markets.
Mortgage-Backed Securities. MBS issued or guaranteed by the U.S. government or one of its agencies or sponsored entities, such as Ginnie Mae, Fannie Mae, or Freddie Mac, represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” the payments made by borrowers on the mortgage loans that underlie the securities (net of any fees paid to the issuer or guarantor of the securities). MBS differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates, while a MBS payments provide a combination of interest and principal throughout the a bond’s term. As further described below, MBS may be structured as pass-through securities or collateralized mortgage obligations (“CMOs”).
MBS are subject to the general risks associated with investing in real estate securities; that is, they may lose value if the value of the underlying real estate to which a pool of mortgages relates declines. In addition, investments in MBS involve certain specific risks. These risks include the failure of a party to meet its commitments under the related operative documents, adverse interest rate changes and the effects of prepayments on mortgage cash flows. The value of MBS, like that of traditional fixed-income securities, typically increases when interest rates fall and decreases when interest rates rise. However, MBS differ from traditional fixed-income securities because of their potential for prepayment without penalty. The price paid by a Fund for its MBS, the yield a Fund expects to receive from such securities and the weighted average life of the securities are based on a number of factors, including the anticipated rate of prepayment of the underlying mortgages. In a period of declining interest rates, borrowers may prepay the underlying mortgages more quickly than anticipated, thereby reducing the yield to maturity and the average life of the MBS. Moreover, when a Fund reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid.
To the extent that a Fund purchases MBS at a premium, mortgage foreclosures and principal prepayments may result in a loss to the extent of the premium paid. If a Fund buys such securities at a discount, both scheduled payments of principal and unscheduled prepayments will increase current and total returns and will accelerate the recognition of income, which, when distributed to shareholders, will be taxable as ordinary income. In a period of rising interest rates, prepayments of the underlying mortgages may occur at a slower than expected rate, creating maturity extension risk. This particular risk may effectively change a security that was considered short- or intermediate-term at the time of purchase into a long-term security. Since the value of long-term securities generally fluctuates more widely in response to changes in interest rates than that of shorter-term securities, maturity extension risk could increase the inherent volatility of a Fund. Under certain interest rate and prepayment scenarios, a Fund may fail to recoup fully its investment in MBS notwithstanding any direct or indirect U.S. governmental or agency guarantee.
Mortgage Pass-Through Securities. Some MBS, such as U.S. agency mortgage pass-through securities, represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. In
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the basic mortgage pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a “pool” consisting of multiple mortgage loans. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans.
An investment in a specific pool of mortgage pass-through securities requires an analysis of the specific prepayment risk of mortgages within the covered pool (since mortgagors typically have the option to prepay their loans). The level of prepayments on a pool of MBS is difficult to predict and can impact the subsequent cash flows, value and yield of the mortgage pool. In addition, when trading specific mortgage pools, precise execution, delivery and settlement arrangements must be negotiated for each transaction.
To-Be-Announced Securities. A Fund may seek to gain exposure to U.S. agency mortgage pass-through securities by investing in TBA securities. “TBAs” refer to a commonly used mechanism for the forward settlement of U.S. agency MBS, and not to a separate type of MBS. Most transactions in fixed-rate MBS occur through the use of TBA transactions. TBA transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement, and delivery. In a TBA transaction, the buyer and seller decide on general trade parameters, such as the issuing agency, settlement date, par amount, and price. The actual mortgage pools delivered generally are determined two days prior to settlement date. The Funds may regularly enter into TBA agreements and “roll over” such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, such Funds generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of MBS. In addition, the Funds may enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of MBS stipulated in the TBA agreement.
Certain of the Funds and Underlying Funds intend to invest cash pending settlement of TBA transactions in money market instruments, repurchase agreements, or other high quality, liquid short-term instruments, including money market funds advised by BFA. Certain of the Funds and Underlying Funds will pay their pro rata share of fees and expenses of any money market fund that it may invest in, in addition to the Funds and Underlying Fund’s own fees and expenses.
Collateralized Mortgage Obligations. U.S. agency MBS may also be structured in the form of CMOs. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only, principal only, or an amount that remains after floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If a Fund invests in CMO tranches issued by U.S. government agencies or sponsored entities and interest rates move in a manner not anticipated by BFA, it is possible that such a Fund could lose all or substantially all of its investment. Certain CMOs in which the Funds may invest may also provide a degree of investment leverage, which could cause such a Fund to lose all or substantially all of its investment.
U.S. Treasury Obligations Risk.  U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of a Fund's U.S. Treasury obligations to decline. U.S. Treasury securities are rated AA+ by S&P Global Ratings. A downgrade of the rating of U.S. Treasury securities may cause the value of a Fund's U.S. Treasury obligations to decline. Because U.S. government debt obligations are often used as a benchmark for other borrowing arrangements, a downgrade could also result in higher interest rates for a range of borrowers, cause disruptions in the international bond markets and have a substantial adverse effect on the U.S. and global economy.
A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and lead the government to issue additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that the U.S. government will not be able to make principal or interest payments when they are due. If market participants determine that U.S. sovereign debt levels have become unsustainable, the value of the U.S. dollar could decline, thus increasing inflationary pressures, particularly with respect to services outsourced to non-U.S. providers and imported
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goods and constrain or prevent the U.S. government from implementing effective countercyclical fiscal policy in economic downturns. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period that shareholders own shares of a Fund. Notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the U.S., circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment would result in losses to a Fund and substantial negative consequences for the U.S. economy and the global financial system.
Risk of Investing in Asia.   Investments in securities of issuers in certain Asian countries involve risks not typically associated with investments in securities of issuers in other regions. Such heightened risks include, among others, expropriation and/or nationalization of assets, confiscatory taxation, piracy of intellectual property, data and other security breaches (especially of data stored electronically), political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict and social instability as a result of religious, ethnic and/or socio-economic unrest. Certain Asian economies have experienced rapid rates of economic growth and industrialization in recent years, and there is no assurance that these rates of economic growth and industrialization will be maintained.
Certain Asian countries have democracies with relatively short histories, which may increase the risk of political instability. These countries have faced political and military unrest, and further unrest could present a risk to their local economies and securities markets. Indonesia and the Philippines have each experienced violence and terrorism, which has negatively impacted their economies. North Korea and South Korea each have substantial military capabilities, and historical tensions between the two countries present the risk of war. Escalated tensions involving the two countries and any outbreak of hostilities between the two countries, or even the threat of an outbreak of hostilities, could have a severe adverse effect on the entire Asian region. Certain Asian countries have also developed increasingly strained relationships with the U.S., and if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. for trade. Political, religious, and border disputes persist in India. India has recently experienced and may continue to experience civil unrest and hostilities with certain of its neighboring countries. Increased political and social unrest in these geographic areas could adversely affect the performance of investments in this region.
Certain governments in this region administer prices on several basic goods, including fuel and electricity, within their respective countries. Certain governments may exercise substantial influence over many aspects of the private sector in their respective countries and may own or control many companies. Future government actions could have a significant effect on the economic conditions in this region, which in turn could have a negative impact on private sector companies. There is also the possibility of diplomatic developments adversely affecting investments in the region.
Corruption and the perceived lack of a rule of law in dealings with international companies in certain Asian countries may discourage foreign investment and could negatively impact the long-term growth of certain economies in this region. In addition, certain countries in the region are experiencing high unemployment and corruption, and have fragile banking sectors.
Some economies in this region are dependent on a range of commodities, including oil, natural gas and coal. Accordingly, they are strongly affected by international commodity prices and particularly vulnerable to any weakening in global demand for these products. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. China is a key trading partner of many Asian countries and any changes in trading relationships between China and other Asian countries may affect the region as a whole. Adverse economic conditions or developments in neighboring countries may increase investors' perception of the risk of investing in the region as a whole, which may adversely impact the market value of the securities issued by companies in the region.
Risk of Investing in Australasia.  The economies of Australasia, which include Australia and New Zealand, are dependent on exports from the agricultural and mining sectors. This makes Australasian economies susceptible to fluctuations in the commodity markets. Australasian economies are also increasingly dependent on their growing service and tourism industries. Australia and New Zealand are located in a part of the world that has historically been prone to natural disasters, such as drought and flooding. Any such event in the future could have a significant adverse impact on the economies of Australia and New Zealand and affect the value of securities held by the relevant Underlying Funds. The economies of Australia and New Zealand are dependent on trading with certain key trading partners, including Asia and the U.S. The
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economies of Australia and New Zealand are heavily dependent on the mining sector. Passage of new regulations limiting foreign ownership of companies in the mining sector or imposition of new taxes on profits of mining companies may dissuade foreign investment, and as a result, have a negative impact on companies to which the Underlying Funds have exposure.
Risk of Investing in China.  Investments in securities of companies domiciled in China involve a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets. Such heightened risks include, among others, an authoritarian government, popular unrest associated with demands for improved political, economic and social conditions, the impact of regional conflict on the economy and hostile relations with other countries.
Military conflicts, either in response to internal social unrest or conflicts with other countries, could disrupt economic development. The Chinese economy is vulnerable to the long-running disagreements and religious and nationalist disputes with Tibet and the Xinjiang region. Since 1997, there have been tensions between the Chinese government and many people in Hong Kong who perceive China as tightening control over Hong Kong’s semi-autonomous liberal political, economic, legal, and social framework. Protests and unrest have increased tensions even further. Due to the interconnected nature of the Hong Kong and Chinese economies, this instability in Hong Kong may cause uncertainty in the Hong Kong and Chinese markets. China has a complex territorial dispute regarding the sovereignty of Taiwan and has made threats of invasion. Taiwan-based companies and individuals are significant investors in China. The continuing hostility between China and Taiwan may have an adverse impact on the value of the value of the Fund’s investments in China or Taiwan, may cause a suspension in a Fund’s ability to trade in certain securities or other assets, or may otherwise make such investments impracticable or impossible. Any escalation of hostility between China and Taiwan would likely have a significant adverse impact on the value of the Fund’s investments in both countries and the region. In addition, China has strained international relations with Japan, India, the Philippines and other neighbors due to territorial disputes, historical animosities and other defense concerns. Frictions between China and the Philippines in the South China Sea pose a risk of escalation potentially leading to military conflict. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities in which a Fund invests. China could be affected by military events on the Korean peninsula or internal instability within North Korea. These situations may cause uncertainty in the Chinese market and may adversely affect the performance of the Chinese economy.
The Chinese government has implemented economic reforms in order to liberalize trade policy, promote foreign investment in the economy, reduce government control of the economy and develop market mechanisms. However, the Chinese government still exercises substantial influence over many aspects of the private sector and may own or control many companies. Chinese companies, such as those in the financial services or technology sectors, and potentially other sectors in the future, are subject to the risk that Chinese authorities can intervene in their operations and structure. The Chinese government continues to maintain a major role in economic policymaking, and investing in China involves risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested.
In addition, there is less regulation and monitoring of Chinese securities markets and the activities of investors, brokers and other participants than in the U.S. Accordingly, issuers of securities in China, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, tender offer regulation, accounting standards or auditor oversight, stockholder proxy requirements and the requirements mandating timely and accurate disclosure of information. Securities markets in China are in the process of change and further development. This may lead to trading volatility, difficulty in the settlement and recording of transactions and difficulty in interpreting and applying the relevant regulation.
There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies. The Funds do not select investments based on investor protection considerations.
Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. In a VIE structure, a Chinese operating company establishes a shell company in another jurisdiction to issue stock to public shareholders. When a VIE structure is used by a Chinese company to list its stock in the U.S., instead of owning the equity securities of the Chinese company, the U.S.-listed shell company directly or indirectly enters
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into contracts with the Chinese operating company under Chinese law. These contracts provide the U.S.-listed shell company with only economic exposure to the Chinese company and do not represent equity ownership in the operating company.
While VIEs are a longstanding practice that is well known to Chinese officials and regulators, they have not been formally recognized under Chinese law. The Chinese government has provided guidance to and placed restrictions on Chinese-based companies raising capital offshore, including through VIEs. In 2023, the China Securities Regulatory Commission (“CSRC”) released new rules that permit the use of VIE structures, provided they abide by Chinese laws and register with the CSRC. The rules, however, may cause Chinese companies to undergo greater scrutiny and add costs to VIE structures. Intervention, rulemaking or guidance by the Chinese government with respect to VIE structures or the non-enforcement of VIE-related contractual rights could significantly affect the operating company’s business in China, the enforceability of the U.S.-listed shell company’s contractual arrangements with the Chinese company and the value of the U.S.-listed stock. Further, the VIE contractual arrangement would likely be subject to Chinese law and jurisdiction, and remedies available to the U.S.-listed shell company are uncertain and could be ineffective. In addition to the risk of government intervention, investments through a VIE structure are subject to the risk that the China-based company (or its officers, directors, or Chinese equity owners) may breach those contractual arrangements, or Chinese law changes in a way that adversely affects the enforceability of these arrangements, or those contracts are otherwise not enforceable under Chinese law, in which case the Fund may suffer significant losses on its investments through a VIE structure with little or no recourse available. Any change in the operations of entities in a VIE structure, the status of VIE contractual arrangements or the legal or regulatory environment in China, generally or with respect to specific industries, could result in significant, and possibly permanent and/or total, losses to a Fund.
While the Chinese economy has experienced past periods of rapid growth, there is no assurance that such growth rates will recur. China may experience substantial rates of inflation, significant indebtedness or economic recessions, causing a negative effect on the economy and securities market. China’s economy is heavily dependent on export growth. Reduction in spending on Chinese products and services, supply chain diversification, institution of additional tariffs, sanctions or other trade barriers (including as a result of heightened trade tensions between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and the companies in which a Fund invests. Certain Chinese companies (which may change from time to time) are directly or indirectly subject to economic or trade restrictions imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. For example, certain foreign technology companies are subject to U.S. export controls as those companies are believed to pose a risk to U.S. interests. The U.S. also bans imports of goods produced in certain regions of China or by certain Chinese companies due to concerns about forced labor. Such restrictions may have unanticipated and adverse effects on the Chinese economy and companies. Any action that targets Chinese financial markets or securities exchanges could interfere with orderly trading, delay settlement or cause market disruptions. The Underlying Index of a Fund may include companies that are subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments. So long as these restrictions do not include restrictions on investments, the Fund is generally expected to invest in such companies, consistent with its objective to track the performance of its Underlying Index.
The tax laws and regulations in the People’s Republic of China (“PRC”) are subject to change, including the issuance of authoritative guidance or enforcement, possibly with retroactive effect. The interpretation, applicability and enforcement of such laws by PRC tax authorities are not as consistent and transparent as those of more developed nations, and may vary over time and from region to region. The application and enforcement of PRC tax rules could have a significant adverse effect on a Fund and its investors, particularly in relation to capital gains withholding tax imposed upon non-residents. In addition, the accounting, auditing and financial reporting standards and practices applicable to Chinese companies may be less rigorous, and may result in significant differences between financial statements prepared in accordance with PRC accounting standards and practice and those prepared in accordance with international accounting standards.
Risk of Investing in the China Bond Market.  A Fund’s investment in the PRC’s domestic bond market (the “China Interbank Bond Market”) occurs through the Bond Connect trading channel. Bond Connect allows eligible foreign investors to trade electronically between the mainland China and Hong Kong markets. Bonds traded through Bond Connect are settled and custodied through a link between the PRC’s Central Moneymarkets Unit (“CMU”), as an offshore custody agent, and China Central Depository & Clearing (“CCDC”) and Shanghai Clearing House (“SCH”), as onshore custodians and clearing institutions in the PRC. All bonds traded by eligible foreign investors through Bond Connect are registered in the name of CMU, which holds such bonds as a nominee owner. A Fund is thus exposed to custody risks with respect to CMU. In
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addition, the relevant filings, registration with the People’s Bank of China, and account opening must be carried out by third parties, including CMU, CCDC, and SCH. A Fund is thus subject to the risks of default, errors and omissions by such third parties and may have limited remedies or no legal recourse at all to cure any defaults, errors and omissions.
The precise nature and rights of a Fund as the beneficial owner of bonds traded in the China Interbank Bond Market through CMU as nominee are relatively new and untested areas of PRC law. The definition of, and distinction between, legal ownership and beneficial ownership under PRC law differs from that in the U.S. and other developed market jurisdictions, and there have been few cases involving a nominee account structure in the PRC courts. As a result, the rights of beneficial owners are uncertain. The exact nature of a Fund’s remedies and methods of enforcement of its rights and interests under PRC law are also uncertain.
Market volatility and potential lack of liquidity due to low trading volume of certain bonds in the China Interbank Bond Market may result in the prices of certain bonds fluctuating significantly. A Fund that invests in the China Interbank Bond Market is therefore subject to liquidity and volatility risks. The bid-ask spreads of the prices of securities may be large, and a Fund may therefore incur significant costs and may suffer losses when selling such investments. Bonds traded in the China Interbank Bond Market may be difficult or impossible to sell on a timely basis or at all, which may impact a Fund’s ability to acquire or dispose of such securities at their expected prices.
Investing in the China Interbank Bond Market through Bond Connect is also subject to regulatory risks. The relevant laws and regulations are subject to change, which may have retrospective effect. There can be no assurance that Bond Connect or its features or systems will not be materially altered, suspended, discontinued or abolished. Furthermore, the securities regulation regimes and legal systems of the PRC and Hong Kong differ significantly, and issues may arise based on these differences. If the relevant authorities were to suspend account opening or trading on the China Interbank Bond Market, a Fund’s ability to invest in that market would be adversely affected, limited, or curtailed altogether. In such event, the Fund’s ability to achieve its investment objective would be negatively affected and, after exhausting other trading alternatives, the Fund may suffer substantial losses. Further, if Bond Connect is not operating, a Fund may not be able to acquire or dispose of bonds in a timely manner, which could adversely affect its performance.
There is no assurance that Bond Connect trading platforms and operational systems will function as expected or will continue to be adapted to changes and developments in the market. If a relevant system does not function as expected, trading through Bond Connect may be disrupted, and a Fund’s ability to pursue its investment strategy may therefore be adversely affected. In addition, trading through Bond Connect involves the risk of delays inherent in order placing and settlement systems.
Bond Connect trades are settled in Chinese currency, the renminbi (“RMB”). This means that a Fund is exposed to currency risk, and it cannot be guaranteed that investors will have timely access to a reliable supply of RMB. The RMB consists of an onshore RMB (“CNY”) and an offshore RMB (“CNH”). The CNY is the official currency of the PRC and is the currency of denomination for all financial transactions between individuals, the state and corporations in the PRC. The CNH market is traded officially and regulated jointly by the Hong Kong Monetary Authority and the PBOC. Because CNY and CNH are traded in different and separate markets, they can be subject to different liquidity constraints and market forces, and their valuations can vary. Any RMB-denominated bonds included in a Fund’s Underlying Index use CNY as the base currency. As a result, to the extent that a Fund holds RMB-denominated instruments in CNH, it could be subject to tracking error and transaction costs associated with converting from CNH to CNY (and vice versa).
Under prevailing tax regulations, a 10% withholding tax is imposed on PRC-sourced dividends and interest from non-government bonds paid to a Fund unless the rate is reduced under an applicable tax treaty. Value added tax (“VAT”) is levied on certain income derived by a Fund, including interest income from non-government bonds and trading gains, unless specifically exempted by the PRC tax authorities. VAT exemptions currently apply to debt securities traded in the China Interbank Bond Market. On November 22, 2018, the PRC’s Ministry of Finance and State Administration of Taxation jointly issued Circular 108 providing foreign institutional investors with a temporary exemption from withholding income tax and VAT with respect to interest income derived from non-government bonds in the domestic bond market for the period from November 7, 2018 to November 6, 2021. On November 26, 2021, the PRC’s Ministry of Finance and State Administration of Taxation jointly issued Circular 34 to extend the tax exemption period provided in Circular 108 to December 31, 2025. Circular 108 is silent on the PRC tax treatment with respect to non-government bond interest derived prior to November 7, 2018. There is a risk the PRC tax authorities may withdraw the temporary tax exemptions and seek to collect withholding income tax and VAT on interest income from non-government bonds to a Fund without prior notice. If the tax exemptions are
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withdrawn, any taxes arising from or to a Fund may be directly borne by, or indirectly passed on to, the Fund, which may substantially impact its NAV. As with any NAV adjustment, investors may be advantaged or disadvantaged depending on when the investors purchased or sold shares of the Fund. Any changes in PRC tax law, future clarifications thereof, and/or subsequent retroactive enforcement by the PRC tax authorities may result in a loss that could be material to a Fund. BFA will keep the provisioning policy for tax liability under review and may, in its discretion from time to time, make a provision for potential tax liabilities if in its opinion such provision is warranted or as further publicly clarified by the PRC.
Risk of Investing in Chinese Equity Markets.  There are several types of Chinese equity securities:
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H-shares, which are securities of companies incorporated in the PRC that are denominated in Hong Kong dollars and listed on the Stock Exchange of Hong Kong (“SEHK”);
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A-shares, which are securities of companies incorporated in the PRC that are denominated in renminbi and listed on the Shanghai Stock Exchange (“SSE”) and the Shenzhen Stock Exchange (“SZSE”);
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B-shares, which are securities of companies incorporated in the PRC that are denominated in U.S. dollars (in the case of the SSE) or Hong Kong dollars (in the case of the SZSE) and listed on the SSE and the SZSE;
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Red-Chips, which are Hong Kong-listed securities issued by companies that are incorporated in certain foreign jurisdictions and that are controlled, directly or indirectly, by entities owned by the national government or local governments in the PRC and derive substantial revenues from or allocate substantial assets in the PRC; and
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P-Chips, which are Hong Kong-listed securities issued by companies that are incorporated in certain foreign jurisdictions and that are controlled, directly or indirectly, by individuals in the PRC and derive substantial revenues from or allocate substantial assets in the PRC.
Securities listed on the SSE or the SZSE are divided into two classes: A-shares, which are mostly limited to domestic investors, and B-shares, which are allocated for both international and domestic investors. The A-shares market is generally subject to greater government restrictions, including trading suspensions, which may lead to increased liquidity risks. The B-shares market is generally smaller and less liquid and has a smaller issuer base than the A-shares market, which may lead to significant price volatility. B-shares, H-shares, P-Chips or Red-Chips of issuers that also issue A-shares may trade at significant discounts to their A-shares counterparts. The issuance of B-shares and H-shares by Chinese companies and the ability to obtain a “back-door listing” through Red-Chips or P-Chips is still regarded by the Chinese authorities as an experiment in economic reform. “Back-door listing” is a means by which a mainland Chinese company issues Red-Chips or P-Chips to obtain quick access to international listing and international capital. These share mechanisms are subject to the political and economic policies in China. Market developments, adverse investor perceptions, regulatory and government intervention (including the possibility of widespread trading suspensions implemented by regulators) and other factors may make it difficult to acquire, dispose of or value Chinese securities, which would lead to adverse effects to a Fund.
Risk of Investing in A-shares through Stock Connect. A Fund that invests in A-shares does so through the Shanghai-Hong Kong Stock Connect program (“Shanghai Connect”) or the Shenzhen-Hong Kong Stock Connect program (“Shenzhen Connect,” and together with Shanghai Connect, “Stock Connect”). Stock Connect is a securities trading and clearing program with an aim to achieve mutual stock market access between the PRC and Hong Kong. Stock Connect was developed by Hong Kong Exchanges and Clearing Limited, the SSE (in the case of Shanghai Connect) or the SZSE (in the case of Shenzhen Connect), and China Securities Depository and Clearing Corporation Limited (“CSDCC”). Under Stock Connect, a Fund’s trading of eligible A-shares listed on the SSE or the SZSE, as applicable, would be effectuated through its Hong Kong brokers. Investing in A-shares through Stock Connect is subject to trading, clearance, settlement and other procedures, which could pose risks to a Fund.
Although no individual investment quotas or licensing requirements apply to investors in Stock Connect, trading through Stock Connect is subject to a daily quota (the “Daily Quota”), which limits the maximum net purchases under Stock Connect each day. The Daily Quota does not belong to a Fund and is utilized on a first-come-first-serve basis. As such, buy orders for A-shares would be rejected once the Daily Quota is exceeded (although a Fund will be permitted to sell A-shares regardless of the Daily Quota balance). The Daily Quota may restrict a Fund’s ability to invest in A-shares through Stock Connect on a timely basis, which could affect the Fund’s ability to effectively pursue its investment strategy. The Daily Quota is also subject to change.
A-shares purchased through Stock Connect generally may only be sold or otherwise transferred through Stock Connect and in accordance with applicable rules. In order to comply with applicable local market rules and to facilitate orderly operations of a Fund, including the timely settlement of Stock Connect trades placed by or on behalf of the Fund, BFA utilizes an
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operating model that will only be used by iShares ETFs with investments in A-shares through Stock Connect. Such operating model may reduce the risks of trade failures; however, it will also allow Stock Connect trades to be settled without the prior verification by a Fund. Accordingly, this operating model may subject a Fund to additional risks, including an increased risk of inadvertently exceeding certain trade or other restrictions or limits placed on the Fund and/or its affiliates, and a heightened risk of erroneous trades, which may negatively impact the Fund.
While A-shares must be designated as eligible to be traded through Stock Connect (such eligible A-shares listed on the SSE, the “SSE Securities,” and such eligible A-shares listed on the SZSE, the “SZSE Securities”), those A-shares may also lose such designation, and if this occurs, such A-shares may be sold but could no longer be purchased through Stock Connect. With respect to sell orders through Stock Connect, the SEHK carries out pre-trade checks to ensure an investor has sufficient A- shares in its account before the market opens on the trading day. Accordingly, if there are insufficient A-shares in an investor’s account before the market opens on the trading day, the sell order will be rejected, which may adversely impact a Fund’s performance.
In addition, Stock Connect operates only on days when both the Chinese and the Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. Therefore, an investment in A-shares through Stock Connect may subject a Fund to the risk of price fluctuations on days when the Chinese markets are open, but Stock Connect is not trading. Each of the SEHK, SSE and SZSE reserves the right to suspend trading through Stock Connect under certain circumstances. Where such a suspension of trading is effected, a Fund’s ability to access A-shares through Stock Connect will be adversely affected. In addition, if one or both of the Chinese and Hong Kong markets are closed on a U.S. trading day, a Fund may not be able to acquire or dispose of A-shares through Stock Connect in a timely manner, which could adversely affect the Fund’s performance.
A Fund’s investments in A-shares through Stock Connect are held by its custodian in accounts in the Central Clearing and Settlement System (“CCASS”) maintained by the Hong Kong Securities Clearing Company Limited (“HKSCC”), which in turn holds the A-shares, as the nominee holder, through an omnibus securities account in its name registered with the CSDCC.
The precise nature and rights of a Fund as the beneficial owner of the SSE Securities or SZSE Securities through HKSCC as nominee is not well defined under PRC law. There is a lack of a clear definition of, and distinction between, legal ownership and beneficial ownership under PRC law and there have been few cases involving a nominee account structure in the PRC courts. The exact nature and methods of enforcement of the rights and interests of a Fund under PRC law is also uncertain.
In the unlikely event that HKSCC becomes subject to winding up proceedings in Hong Kong, there is a risk that the SSE Securities or SZSE Securities may not be regarded as held for the beneficial ownership of a Fund or as part of the general assets of HKSCC available for general distribution to its creditors.
Notwithstanding the fact that HKSCC does not claim proprietary interests in the SSE Securities or SZSE Securities held in its omnibus stock account in the CSDCC, the CSDCC as the share registrar for SSE- or SZSE-listed companies will still treat HKSCC as one of the shareholders when it handles corporate actions in respect of such SSE Securities or SZSE Securities.
HKSCC monitors the corporate actions affecting SSE Securities and SZSE Securities and keeps participants of CCASS informed of all such corporate actions that require CCASS participants to take steps in order to participate in them. A Fund will therefore depend on HKSCC for both settlement and notification and implementation of corporate actions.
The HKSCC is responsible for the clearing, settlement and provision of depositary, nominee and other related services of the trades executed by Hong Kong market participants and investors. Accordingly, investors do not hold SSE Securities or SZSE Securities directly; rather, they are held through their brokers’ or custodians’ accounts with CCASS. The HKSCC and the CSDCC establish clearing links and each has become a participant of the other to facilitate clearing and settlement of cross-border trades. Should CSDCC default and the CSDCC be declared as a defaulter, HKSCC’s liabilities in Stock Connect under its market contracts with clearing participants will be limited to assisting clearing participants in pursuing their claims against the CSDCC. In that event, a Fund may suffer delays in the recovery process or may not be able to fully recover its losses from the CSDCC.
Market participants are able to participate in Stock Connect subject to meeting certain information technology capability, risk management and other requirements as may be specified by the relevant exchange and/or clearing house. Further, the “connectivity” in Stock Connect requires the routing of orders across the borders of Hong Kong and the PRC. This requires the development of new information technology systems on the part of the SEHK and exchange participants. There is no
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assurance that these systems will function properly or will continue to be adapted to changes and developments in both markets. In the event that the relevant systems fail to function properly, trading in A-shares through Stock Connect could be disrupted, and a Fund’s ability to achieve its investment objective may be adversely affected.
The Shanghai Connect program, launched in November 2014, and the Shenzhen Connect program, launched in December 2016, do not have an extensive operating history. Stock Connect is subject to regulations promulgated by regulatory authorities and implementation rules made by the stock exchanges in the PRC and Hong Kong. There is no certainty as to how the current regulations will be applied or interpreted going forward, and new or revised regulations may be issued from time to time by the regulators and stock exchanges in China and Hong Kong in connection with operations, legal enforcement and cross-border trades under Stock Connect. In addition, there can be no assurance that Stock Connect will not be discontinued. A Fund may be adversely affected as a result of such changes. Furthermore, the securities regimes and legal systems of China and Hong Kong differ significantly and issues may arise based on these differences. Further, different fees, costs and taxes are imposed on foreign investors acquiring A-shares through Stock Connect, and these fees, costs and taxes may be higher than comparable fees, costs and taxes imposed on owners of other Chinese securities providing similar investment exposure.
A-Share Market Suspension Risk. A-shares may only be bought from, or sold to, a Fund at times when the relevant A-shares may be sold or purchased on the relevant Chinese stock exchange. The A-shares market can have a higher propensity for trading suspensions than many other global equity markets. Trading suspensions in certain stocks could lead to greater market execution risk, valuation risks and liquidity risks and costs for a Fund, as well as for Authorized Participants that create and redeem Creation Units of the Fund. The SSE and SZSE currently apply a daily limit, set at 10%, of the amount of fluctuation permitted in the prices of A-shares during a single trading day. The daily limit refers to price movements only and does not restrict trading within the relevant limit. There can be no assurance that a liquid market on an exchange will exist for any particular A-share or for any particular time. This could increase a Fund’s tracking error and/or cause a Fund to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Given that the A-shares market is considered volatile and unstable (with the risk of widespread trading suspensions or government intervention), the creation and redemption of Creation Units may also be disrupted.
Risk of Investing in Developed Countries.  Many countries with developed markets have recently experienced significant economic pressures. These countries generally tend to rely on the services sectors (e.g., the financial services sector) as the primary source of economic growth and may be susceptible to the risks of individual service sectors. For example, companies in the financial services sector are subject to governmental regulation and, recently, government intervention, which may adversely affect the scope of their activities, the prices they can charge and amount of capital they must maintain. Dislocations in the financial sector and perceived or actual governmental influence over certain financial companies may lead to credit rating downgrades and, as a result, impact, among other things, revenue growth for such companies. If financial companies experience a prolonged decline in revenue growth, certain developed countries that rely heavily on financial companies as an economic driver may experience a correlative slowdown. Concerns have emerged with respect to the economic health of certain developed countries. These concerns primarily stem from heavy indebtedness of many developed countries and their perceived inability to continue to service high debt loads without simultaneously implementing stringent austerity measures. Such concerns have led to tremendous downward pressure on the economies of these countries. As a result, it is possible that interest rates on debt of certain developed countries may rise to levels that make it difficult for such countries to service such debt. Spending on health care and retirement pensions in most developed countries has risen dramatically. Medical innovation, extended life expectancy and higher public expectations are likely to continue the increase in health care and pension costs. Any increase in health care and pension costs will likely have a negative impact on the economic growth of many developed countries. Certain developed countries rely on imports of certain key items, such as crude oil, natural gas, and other commodities. As a result, an increase in demand for, or price fluctuations of, certain commodities may negatively affect developed country economies. Developed market countries generally are dependent on the economies of certain key trading partners. Changes in any one economy may cause an adverse impact on several developed countries. In addition, heavy regulation of, among others, labor and product markets may have an adverse effect on certain issuers. Such regulations may negatively affect economic growth or cause prolonged periods of recession. Such risks, among others, may adversely affect the value of a Fund’s or an Underlying Fund's investments.
Risk of Investing in Emerging Markets.  Investments in emerging market countries may be subject to greater risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) companies, custodians, clearinghouses, foreign exchanges and broker-dealers may be subject to less scrutiny and
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regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer's ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on standard payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) there may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign parties; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities; and (xi) lack of financial reporting on a regular basis, substandard disclosure and differences in accounting standards may make it difficult to ascertain the financial health of an issuer. The Funds are not actively managed and do not select investments based on investor protection considerations.
Emerging market securities markets are typically marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. In addition, brokerage and other costs associated with transactions in emerging market securities can be higher, sometimes significantly, than similar costs incurred in securities markets in developed countries. Although some emerging markets have become more established and tend to issue securities of higher credit quality, the markets for securities in other emerging market countries are in the earliest stages of their development, and these countries issue securities across the credit spectrum. Even the markets for relatively widely traded securities in emerging market countries may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities markets of developed countries. The limited size of many of these securities markets can cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, prices may be unduly influenced by traders who control large positions in these markets. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of emerging market country securities may also affect an Underlying Fund's ability to accurately value its portfolio securities or to acquire or dispose of securities at the price and time it wishes to do so or in order to meet redemption requests.
Many emerging market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Sudden changes in governments may result in policies which are less favorable to investors such as policies designed to expropriate or nationalize “sovereign” assets. Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.
Investment in the securities markets of certain emerging market countries is restricted or controlled to varying degrees. These restrictions may limit an Underlying Fund's investment in certain emerging market countries and may increase the expenses of the Underlying Fund. Certain emerging market countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the company available for purchase by nationals.
Many emerging market countries lack the social, political, and economic stability characteristic of the U.S. Political instability among emerging market countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars, and religious oppression. Economic instability in emerging market countries may take the form of: (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation; and (v) imposition of trade barriers.
An  Underlying Fund's income and, in some cases, capital gains from foreign securities will be subject to applicable taxation in certain of the emerging market countries in which it invests, and treaties between the U.S. and such countries may not be available in some cases to reduce the otherwise applicable tax rates.
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Emerging markets also have different clearance and settlement procedures, and in certain of these emerging markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.
In the past, certain governments in emerging market countries have become overly reliant on the international capital markets and other forms of foreign credit to finance large public spending programs, which in the past have caused huge budget deficits. Often, interest payments have become too overwhelming for a government to meet, representing a large percentage of total GDP. These foreign obligations have become the subject of political debate and served as fuel for political parties of the opposition, which pressure the government not to make payments to foreign creditors, but instead to use these funds for, among other things, social programs. Either due to an inability to pay or submission to political pressure, foreign governments have been forced to seek a restructuring of their loan and/or bond obligations, have declared a temporary suspension of interest payments or have defaulted. These events have adversely affected the values of securities issued by foreign governments and corporations domiciled in those countries and have negatively affected not only their cost of borrowing, but their ability to borrow in the future as well.
Risk of Investing in Europe.  Investing in European countries exposes an Underlying Fund to the economic and political risks associated with Europe in general and the specific European countries in which it invests. The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. An Underlying Fund makes investments in securities of issuers that are domiciled in, have significant operations in, or that are listed on at least one securities exchange within member states of the European Union (the “EU”). A number of countries within the EU are also members of the Economic and Monetary Union (the “eurozone”) and have adopted the euro as their currency. Eurozone membership requires member states to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Changes in import or export tariffs, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro and other currencies of certain EU countries which are not in the eurozone, the default or threat of default by an EU member state on its sovereign debt, and/or an economic recession in an EU member state may have a significant adverse effect on the economies of other EU member states and their trading partners. Although certain European countries are not in the eurozone, many of these countries are obliged to meet the criteria for joining the eurozone.
Consequently, these countries must comply with many of the restrictions noted above. The European financial markets have experienced volatility and adverse trends due to concerns about economic downturns, government debt levels and the possible default of government debt in several European countries, including, but not limited to, Austria, Belgium, Cyprus, France, Greece, Ireland, Italy, Portugal, Spain and Ukraine. In order to prevent further economic deterioration, certain countries, without prior warning, can institute “capital controls.” Countries may use these controls to restrict volatile movements of capital entering and exiting their country. Such controls may negatively affect an Underlying Fund’s investments. A default or debt restructuring by any European country would adversely impact holders of that country’s debt and sellers of credit default swaps linked to that country’s creditworthiness, which may be located in countries other than those listed above. In addition, the credit ratings of certain European countries were downgraded in the past. These events have adversely affected the value and exchange rate of the euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the euro and non-EU member states. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro and/or withdraw from the EU. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching and could adversely impact the value of an Underlying Fund’s investments in the region.
The United Kingdom (the “U.K.”) left the EU (“Brexit”) on January 31, 2020. Brexit could adversely affect European or worldwide political, regulatory, economic or market conditions and could contribute to instability in global political institutions, regulatory agencies and financial markets.
Certain European countries have also developed increasingly strained relationships with the U.S., and if these relations were to worsen, they could adversely affect European issuers that rely on the U.S. for trade. The national politics of countries in Europe have been unpredictable and subject to influence by disruptive political groups and ideologies, including for example,
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secessionist movements. The governments of European countries may be subject to change and such countries may experience social and political unrest. Unanticipated or sudden political or social developments may result in sudden and significant investment losses. The occurrence of terrorist incidents throughout Europe or war in the region also could impact financial markets. The impact of these events is not clear but could be significant and far-reaching and could adversely affect the value and liquidity of a Fund's or Underlying Fund's investments.
Russian Invasion of Ukraine. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, import and export restrictions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, may impact Russia's economy, Russian issuers of securities in which an Underlying Fund invests, or the economies of Europe as a whole. Actual and threatened responses to Russian military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and are likely to have collateral impacts on such sectors across Europe and globally.
Risk of Exposure to Emerging Markets.  The Fund’s investments in companies in developed markets that derive a high proportion of their revenues from emerging market countries may subject the Fund to greater risks than if the Fund invested in companies that derive their revenues primarily from developed market countries. Emerging markets may be more likely to experience lower levels of social, political and economic stability, among other things, which could adversely affect the value of the companies that the Fund invests in, and the value of the Fund.
Many emerging market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Sudden changes in governments may result in policies which are less favorable to investors such as policies designed to expropriate or nationalize “sovereign” assets. Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.
Many emerging market countries lack the social, political, and economic stability characteristic of the United States. Political instability among emerging market countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars, and religious oppression. Economic instability in emerging market countries may take the form of: (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation; and (v) imposition of trade barriers.
In the past, certain governments in emerging market countries have become overly reliant on the international capital markets and other forms of foreign credit to finance large public spending programs, which in the past have caused huge budget deficits. Often, interest payments have become too overwhelming for a government to meet, representing a large percentage of total GDP. These foreign obligations have become the subject of political debate and served as fuel for political parties of the opposition, which pressure the government not to make payments to foreign creditors, but instead to use these funds for, among other things, social programs. Either due to an inability to pay or submission to political pressure, foreign governments have been forced to seek a restructuring of their loan and/or bond obligations, have declared a temporary suspension of interest payments or have defaulted. These events have adversely affected the values of securities issued by foreign governments and corporations domiciled in those countries and have negatively affected not only their cost of borrowing, but their ability to borrow in the future as well.
Because the Fund principally invests in companies in developed markets that derive a relatively high proportion of their revenues from emerging markets, and does not invest directly in emerging markets , the Fund may not perform well even during times that emerging markets securities are performing well.
Risk of Investing in India.  India is an emerging market and demonstrates significantly higher volatility from time to time in comparison to more developed markets. Political, religious, and border disputes persist in India. India has recently experienced and may continue to experience civil unrest and hostilities with certain of its neighboring countries, including Pakistan, and the Indian government has confronted separatist movements in several Indian states, including Kashmir and Punjab. Government control over the economy, currency fluctuations or blockage, and the risk of nationalization or
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expropriation of assets offer higher potential for losses. Governmental actions could have a negative effect on the economic conditions in India, which could adversely affect the value and liquidity of investments made by an Underlying Fund. The securities markets in India are comparatively underdeveloped and with some exceptions, consist of a small number of listed companies with small market capitalization, greater price volatility and substantially less liquidity than companies in more developed markets. Stockbrokers and other intermediaries in India may not perform as well as their counterparts in the U.S. or other, more developed countries. The limited liquidity of the Indian securities markets may also affect an Underlying Fund’s ability to acquire or dispose of securities at the price or time that it desires or an Underlying Fund’s ability to track its underlying index.
Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. In addition, the Reserve Bank of India has imposed limits on foreign ownership of Indian companies, which may decrease the liquidity of an Underlying Fund’s portfolio and result in extreme volatility in the prices of Indian securities. In November 2016, the Indian government eliminated certain large denomination cash notes as legal tender, causing uncertainty in certain financial markets. These factors, coupled with the lack of extensive accounting, auditing and financial reporting standards and practices, as applicable in the U.S., may increase the risk of loss for a Fund.
Securities laws in India are relatively new and unsettled and, as a result, there is a risk of significant and unpredictable change in laws governing foreign investment, securities regulation, title to securities and shareholder rights. Foreign investors in particular may be adversely affected by new or amended laws and regulations. Certain Indian regulatory approvals, including approvals from the Securities and Exchange Board of India (“SEBI”), the central government and the tax authorities (to the extent that tax benefits need to be utilized), may be required before an Underlying Fund can make investments in Indian companies. Capital gains from Indian securities may be subject to local taxation.
Technology and software sectors represent a significant portion of the total capitalization of the Indian securities markets. The value of these companies will generally fluctuate in response to technological and regulatory developments, and, as a result, an Underlying Fund’s holdings are expected to experience correlated fluctuations.
Natural disasters, such as tsunamis, flooding or droughts, could occur in India or surrounding areas and could negatively affect the Indian economy or operations of a Subsidiary, and, in turn, could negatively affect a Fund.
Risk of Investing in Japan.  Japan may be subject to political, economic, labor and other risks. Any of these risks, individually or in the aggregate, can impact an investment made in Japan.
Currency Risk. The Japanese yen has fluctuated widely at times and any increase in its value may cause a decline in exports that could weaken the Japanese economy. Japan has, in the past, intervened in the currency markets to attempt to maintain or reduce the value of the yen. Japanese intervention in the currency markets could cause the value of the yen to fluctuate sharply and unpredictably and could cause losses to investors.
Economic Risk. The growth of Japan’s economy has recently lagged that of its Asian neighbors and other major developed economies. Since 2000, Japan’s economic growth rate has generally remained low relative to other advanced economies, and it may remain low in the future. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. Japan is also heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the Japanese economy.
Geographic Risk. Natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could occur in Japan or surrounding areas and could negatively affect the Japanese economy, and, in turn, could negatively affect a Fund.
Labor Risk. Japan has an aging workforce and has experienced a significant population decline in recent years. Japan’s labor market appears to be undergoing fundamental structural changes, as a labor market traditionally accustomed to lifetime employment adjusts to meet the need for increased labor mobility, which may adversely affect Japan’s economic competitiveness.
Large Government and Corporate Debt Risk. The Japanese economy faces several concerns, including a financial system with large levels of nonperforming loans, over-leveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, and large government deficits. These issues may cause a slowdown of the Japanese economy.
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Political Risk. Historically, Japan has had unpredictable national politics and may experience frequent political turnover. Future political developments may lead to changes in policy that might adversely affect an Underlying Fund’s investments. In addition, China has become an important trading partner with Japan. Japan’s political relationship with China, however, has been strained. Should political tension increase, it could adversely affect the Japanese economy and destabilize the region as a whole.
Risk of Investing in the Middle East.  Many Middle Eastern countries have little or no democratic tradition, and the political and legal systems in such countries may have an adverse impact on a Fund or an Underlying Fund. Many economies in the Middle East are highly reliant on income from the sale of oil and natural gas or trade with countries involved in the sale of oil and natural gas, and their economies are therefore vulnerable to changes in the market for oil and natural gas and foreign currency values. As global demand for oil and natural gas fluctuates, many Middle Eastern economies may be significantly impacted.
In addition, many Middle Eastern governments have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, a Middle Eastern country’s government may own or control many companies, including some of the largest companies in the country. Accordingly, governmental actions in the future could have a significant effect on economic conditions in Middle Eastern countries. This could affect private sector companies and a Fund or an Underlying Fund, as well as the value of securities in such Underlying Funds' portfolios.
Certain Middle Eastern markets are in the earliest stages of development. As a result, there may be a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Brokers in Middle Eastern countries typically are fewer in number and less capitalized than brokers in the U.S.
The legal systems in certain Middle Eastern countries also may have an adverse impact on an Underlying Fund. For example, the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation generally is limited to the amount of the shareholder’s investment. However, the notion of limited liability is less clear in certain Middle Eastern countries. Certain Underlying Funds therefore may be liable in certain Middle Eastern countries for the acts of a corporation in which it invests for an amount greater than their actual investment in that corporation. Similarly, the rights of investors in Middle Eastern issuers may be more limited than those of shareholders of a U.S. corporation. It may be difficult or impossible to obtain or enforce a legal judgment in a Middle Eastern country. Some Middle Eastern countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as an Underlying Fund. For example, certain countries may require governmental approval prior to investment by foreign persons or limit the amount of investment by foreign persons in a particular issuer. Certain Middle Eastern countries may also limit investment by foreign persons to only a specific class of securities of an issuer that may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals of the relevant Middle Eastern country.
The manner in which foreign investors may invest in companies in certain Middle Eastern countries, as well as limitations on those investments, may have an adverse impact on the operations of an Underlying Fund. For example, in certain of these countries, an Underlying Fund may be required to invest initially through a local broker or other entity and then have the shares that were purchased re-registered in the name of the Underlying Funds. Re-registration in some instances may not be possible on a timely basis. This may result in a delay during which an Underlying Fund may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where an Underlying Fund places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has already been filled and, consequently, an Underlying Fund may not be able to invest in the relevant company.
Substantial limitations may exist in certain Middle Eastern countries with respect to an Underlying Fund’s ability to repatriate investment income or capital gains. An Underlying Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to an Underlying Fund of any restrictions on investment.
Certain Middle Eastern countries may be heavily dependent upon international trade and, consequently, have been and may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These countries also have been and may continue to be adversely impacted by economic conditions in the countries with which they trade. In addition, certain issuers located in Middle Eastern countries in which an Underlying Fund invests may operate in, or have dealings
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with, countries subject to sanctions and/or embargoes imposed by the U.S. government and the United Nations, and/or countries identified by the U.S. government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. An  Underlying Fund, as an investor in such issuers, will be indirectly subject to those risks.
Certain Middle Eastern countries have strained relations with other Middle Eastern countries due to territorial disputes, historical animosities, international alliances, defense concerns or other reasons, which may adversely affect the economies of these Middle Eastern countries. Certain Middle Eastern countries experience significant unemployment, as well as widespread underemployment. There has also been a recent increase in recruitment efforts and an aggressive push for territorial control by terrorist groups in the region, which has led to an outbreak of warfare and hostilities. Warfare in Syria has spread to surrounding areas, including many portions of Iraq and Turkey. Such hostilities may continue into the future or may escalate at any time due to ethnic, racial, political, religious or ideological tensions between groups in the region or foreign intervention or lack of intervention, among other factors.
Risk of Investing in North America.  A decrease in imports or exports, changes in trade regulations or an economic recession in any North American country can have a significant economic effect on the entire North American region and on some or all of the North American countries in which certain of the Underlying Funds invest.
The U.S. is Canada's and Mexico's largest trading and investment partner. The Canadian and Mexican economies are significantly affected by developments in the U.S. economy. Since the implementation of the North American Free Trade Agreement (“NAFTA”) in 1994 among Canada, the U.S. and Mexico, total merchandise trade among the three countries has increased. However, political developments including the implementation of tariffs by the U.S., and the renegotiation of NAFTA in the form of the United States-Mexico-Canada Agreement (“USMCA”), which replaced NAFTA on July 1, 2020, could negatively affect North America’s economic outlook and, as a result, the value of securities held by an Underlying Fund. Policy and legislative changes in one country may have a significant effect on North American markets generally, as well as on the value of certain securities held by an Underlying Fund.
Risk of Investing in Russia.  Investing in the Russian securities market involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities market, and should be considered highly speculative. Risks include: the absence of developed legal structures governing private and foreign investments and private property; the possibility of the loss of all or a substantial portion of an Underlying Fund’s assets invested in Russia as a result of expropriation; certain national policies which may restrict the Underlying Fund’s investment opportunities, including, without limitation, restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and potentially greater price volatility in, significantly smaller capitalization of, and relative illiquidity of, the Russian market. There can also be no assurance that an Underlying Fund’s investments in the Russian securities market would not be expropriated, nationalized or otherwise confiscated. In the event of the settlement of any such claims or such expropriation, nationalization or other confiscation, an Underlying Fund could lose its entire investment. In addition, it may be difficult and more costly to obtain and enforce a judgment in the Russian court system.
Russia may also be subject to a greater degree of economic, political and social instability than is the case in other developed countries. Such instability may result from, among other things, the following: (i) an authoritarian government or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations, including armed conflict, with neighboring countries; and (v) ethnic, religious and racial disaffection.
The Russian economy is heavily dependent upon the export of a range of commodities including most industrial metals, forestry products and oil and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products. Any acts of terrorism or armed conflicts in Russia or internationally could have an adverse effect on the financial and commodities markets and the global economy. As Russia produces and exports large amounts of crude oil and gas, any acts of terrorism or armed conflict causing disruptions of Russian oil and gas exports could negatively affect the Russian economy and, thus, adversely affect the financial condition, results of operations or prospects of related companies. Current and future economic sanctions may also adversely affect the Russian oil, banking, mining, metals, rail, pipeline and gas sectors, among other sectors.
The Russian government may exercise substantial influence over many aspects of the private sector and may own or control many companies. Future government actions could have a significant effect on the economic conditions in Russia, which
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could have a negative impact on private sector companies. There is also the possibility of diplomatic developments that could adversely affect investments in Russia. In recent years, the Russian government has begun to take bolder steps to re-assert its regional geopolitical influence (including military steps) and launched a large-scale invasion of Ukraine on February 24, 2022. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Such steps have increased tensions between Russia and its neighbors and Western countries and may negatively affect economic growth. Actual and threatened responses by other nation-states to Russia’s alleged cyber activity may have an adverse impact on the Russian economy and the Russian issuers of securities in which an Underlying Fund invests. For example, the U.S. has added certain foreign technology companies to the U.S. Department of Commerce’s Bureau of Industry and Security’s “Entity List,” which is a list of companies believed to pose a national security risk to the U.S. Actions like these may have unanticipated and disruptive effects on the Russian economy.
Russian invasion of Ukraine. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, import and export restrictions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, may impact Russia’s economy, Russian issuers of securities in which an Underlying Fund invests, or the economies of Europe as a whole. Actual and threatened responses to Russian military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and are likely to have collateral impacts on such sectors across Europe and globally.
Russia Sanctions. Governments in the U.S. and many other countries (collectively, the “Sanctioning Bodies”) have imposed economic sanctions on certain Russian individuals, including politicians, and Russian corporate and banking entities, including banning Russia from global payments systems that facilitate cross-border payments. The Sanctioning Bodies, or others, could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. These sanctions could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of an Underlying Fund to buy, sell, receive or deliver those securities and/or assets. Recently, Russia has issued a number of countersanctions, some of which restrict the distribution of profits by limited liability companies (e.g., dividends), and prohibits Russian persons from entering into transactions with designated persons from “unfriendly states” as well as the export of raw materials or other products from Russia to certain sanctioned persons.
The sanctions against certain Russian issuers include prohibitions on transacting in or dealing in issuances of debt or equity of such issuers. Compliance with each of these sanctions has and may continue to impair the ability of an Underlying Fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. If it becomes impracticable or unlawful for an Underlying Fund to hold securities subject to, or otherwise affected by, sanctions (collectively, “affected securities”), or if deemed appropriate by BFA, an Underlying Fund may prohibit in-kind deposits of the affected securities in connection with creation transactions and instead require a cash deposit, which may also increase an Underlying Fund’s transaction costs. A Fund may also be legally required to freeze assets in a blocked account.
Sanctions have resulted in Russia taking counter measures or retaliatory actions, which has impaired the value and liquidity of Russian securities. These retaliatory measures include the immediate freeze of Russian assets held by an Underlying Fund. Due to such a freeze of these assets, including depositary receipts, an Underlying Fund may need to liquidate non-restricted assets in order to satisfy any Fund redemption orders. The liquidation of Fund assets during this time may also result in an Underlying Fund receiving substantially lower prices for its securities. Russia may implement additional retaliatory measures, which may further impair the value and liquidity of Russian securities and the ability of the Fund to receive dividend payments. Recently, Russia has issued a number of countersanctions, some of which restrict the distribution of profits by limited liability companies (e.g., dividends), and prohibits Russian persons from entering into transactions with designated persons from “unfriendly states” as well as the export of raw materials or other products from Russia to certain sanctioned persons. Russian companies may be unable to pay dividends and, if they pay dividends, the Fund may be unable to receive them.
These sanctions, the decision by Russia to suspend trading on the Moscow Exchange (MOEX) and prohibit non-resident investors from executing security sales, and other events have led to changes in certain of the Underlying Indexes of the Underlying Funds. The Underlying Fund’s Index Providers have removed Russian securities where present in an Underlying
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Index of an Underlying Fund. To the extent that an Underlying Fund rebalances its portfolio and trades in non-Russian securities to seek to track the investment results of its underlying index, this may result in transaction costs and increased tracking error. The Underlying Funds are currently restricted from trading in Russian securities, including those in their portfolios, while an Underlying Fund's Underlying Index has removed Russian securities. For Underlying Funds with Russian securities, this disparity will also lead to increased tracking error. The inability of an Underlying Fund to trade in Russian securities may adversely affect an Underlying Fund’s ability to meet its investment objective. It is unknown when, or if, sanctions may be lifted or an Underlying Fund’s ability to trade in Russian securities will resume.
Also, if an affected security is included in an Underlying Fund’s underlying index, an Underlying Fund may, where practicable, seek to eliminate its holdings of the affected security by employing or augmenting its representative sampling strategy to seek to track the investment results of its underlying index. The use of (or increased use of) a representative sampling strategy may increase an Underlying Fund’s tracking error risk. If the affected securities constitute a significant percentage of the underlying index, an Underlying Fund may not be able to effectively implement a representative sampling strategy, which may result in significant tracking error between an Underlying Fund’s performance and the performance of its underlying index.
Risk of Investing in Saudi Arabia.   The ability of foreign investors (such as the Funds) to invest in the securities of Saudi Arabian issuers is relatively new. Such ability could be restricted by the Saudi Arabian government at any time, and unforeseen risks could materialize with respect to foreign ownership in such securities. In addition, the Capital Market Authority (“CMA”) places investment limitations on the ownership of the securities of Saudi Arabian issuers by foreign investors, including a limitation on an Underlying Fund’s ownership of the securities of any single issuer listed on the Saudi Arabian Stock Exchange, which may prevent an Underlying Fund from investing in accordance with its strategy and contribute to tracking error against the Underlying Index. These restrictions may be changed or new restrictions, such as licensing requirements, special approvals or additional foreign taxes, may be instituted at any time. A Fund may not be able to obtain or maintain any such licenses or approvals and may not be able to buy and sell securities at full value. Major disruptions or regulatory changes could occur in the Saudi Arabian market, any of which could negatively impact an Underlying Fund. These risks may be exacerbated, compared to more developed markets, given the limited history of foreign investment in the Saudi Arabian market. Investments in Saudi Arabia may also be subject to loss due to expropriation or nationalization of assets and property or the imposition of restrictions on additional foreign investments and repatriation of capital. Such heightened risks may include, among others, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, crime and instability as a result of religious, ethnic and/or socioeconomic unrest. Saudi Arabia has privatized, or has begun the process of privatizing, certain entities and industries. Newly privatized companies may face strong competition from government-sponsored competitors that have not been privatized. In some instances, investors in newly privatized entities have suffered losses due to the inability of the newly privatized entities to adjust quickly to a competitive environment or changing regulatory and legal standards or, in some cases, due to re-nationalization of such privatized entities. There is no assurance that similar losses will not recur. Saudi Arabia is highly reliant on income from the sale of petroleum and trade with other countries involved in the sale of petroleum, and its economy is therefore vulnerable to changes in foreign currency values and the market for petroleum, as well as acts targeting petroleum production or processing facilities in Saudi Arabia. As global demand for petroleum fluctuates, Saudi Arabia may be significantly impacted. In the recent past, the Saudi Arabian government has explored privatization and diversification of the economy in the wake of a diminished petroleum market.
Like most Middle Eastern governments, the government of Saudi Arabia exercises substantial influence over many aspects of the private sector. Although liberalization in the wider economy is underway, in many areas it has lagged significantly: restrictions on foreign ownership persist, and the government has an ownership stake in many key industries. The situation is exacerbated by the fact that Saudi Arabia is governed by an absolute monarchy. Saudi Arabia has historically experienced strained relations with economic partners worldwide, including other countries in the Middle East, due to geopolitical events. Incidents involving a Middle Eastern country’s or the region’s security, including terrorism, may cause uncertainty in their markets and may adversely affect its economy and an Underlying Fund’s investments.
Governmental actions in the future could have a significant effect on economic conditions in Saudi Arabia, which could affect private sector companies and an Underlying Fund, as well as the value of securities in an Underlying Fund’s portfolio. Any economic sanctions on Saudi Arabian individuals or Saudi Arabian corporate entities, or even the threat of sanctions, may result in the decline of the value and liquidity of Saudi Arabian securities, a weakening of the Saudi riyal or other adverse consequences to the Saudi Arabian economy. Any sanctions could also result in the immediate freeze of Saudi Arabian
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securities and/or funds investing in prohibited assets, impairing the ability of an Underlying Fund to buy, sell, receive or deliver those securities and/or assets. In addition, Saudi Arabia’s economy relies heavily on cheap, foreign labor, and changes in the availability of this labor supply could have an adverse effect on the economy.
The securities markets in Saudi Arabia may not be as developed as those in other countries. As a result, securities markets in Saudi Arabia are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. Shares of certain Saudi Arabian companies tend to trade less frequently than those of companies on exchanges in more developed markets. Such infrequent trading may adversely affect the pricing of these securities and an Underlying Fund’s ability to sell these securities in the future.
Although the political situation in Saudi Arabia is largely stable, Saudi Arabia has historically experienced political instability, and there remains the possibility that the stability will not hold in the future or that instability in the larger Middle East region could adversely impact the economy of Saudi Arabia. Instability may be caused by military developments, government interventions in the marketplace, terrorism, extremist attitudes, attempted social or political reforms, religious differences, or other factors. Additionally, anti-Western views held by certain groups in the Middle East may influence government policies regarding foreign investment. Further developments in U.S. relations with Saudi Arabia and other Middle-Eastern countries may affect these attitudes and policies. The U.S. is a significant trading partner of, or foreign investor in, Saudi Arabia. As a result, economic conditions of Saudi Arabia may be particularly affected by changes in the U.S. economy. A decrease in U.S. imports or exports, new trade and financial regulations or tariffs, changes in the U.S. dollar exchange rate or an economic slowdown in the U.S. may have a material adverse effect on the economic conditions of Saudi Arabia and, as a result, securities to which an Underlying Fund has exposure. Political instability in North Africa and the larger Middle East region has caused significant disruptions to many industries. Continued political and social unrest in these areas may negatively affect the value of securities in an Underlying Fund’s portfolio.
Certain issuers located in Saudi Arabia may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. An Underlying Fund, as an investor in such issuers, will be indirectly subject to those risks.
Risk of Investing in the Communication Services Sector.  The communication services sector consists of both companies in the telecommunication services industry as well as those in the media and entertainment industry. Examples of companies in the telecommunication services industry group include providers of fiber-optic, fixed-line, cellular and wireless telecommunications networks. Companies in the media and entertainment industry group encompass a variety of services and products including television broadcasting, gaming products, social media, networking platforms, online classifieds, online review websites, and Internet search engines. Companies in the communication services sector may be affected by industry competition, substantial capital requirements, government regulation, and obsolescence of communications products and services due to technological advancement. Fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company's profitability. In addition, while all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.
The communication services sector of a country’s economy is often subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new regulatory requirements may negatively affect the business of communications companies. Government actions around the world, specifically in the area of pre-marketing clearance of products and prices, can be arbitrary and unpredictable. The communications services industry can also be significantly affected by intense competition for market share, including competition with alternative technologies such as wireless communications, product compatibility and standardization, consumer preferences, rapid product obsolescence, research and development of new products, lack of standardization or compatibility with existing technologies, and a dependency on patent and copyright protections. Companies in the communication services sector may encounter distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in developing new products and services using new technology. Technological innovations may make the products and services of certain communications companies obsolete.
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Telecommunications providers with exposure to the U.S. are generally required to obtain franchises or licenses in order to provide services in a given location. Licensing and franchise rights in the telecommunications sector are limited, which may provide an advantage to certain participants. Limited availability of such rights, high barriers to market entry and regulatory oversight, among other factors, have led to consolidation of companies within the sector, which could lead to further regulation or other negative effects in the future. Telecommunication providers investing in non-U.S. countries may be subject to similar risks. Additional risks include those related to competitive challenges in the U.S. from non-U.S. competitors engaged in strategic joint ventures with U.S. companies and in non-U.S. markets from both U.S. and non-U.S. competitors.
Companies in the media and entertainment industries can be significantly affected by several factors, including competition, particularly in formulation of products and services using new technologies, cyclicality of revenues and earnings, a potential decrease in the discretionary income of targeted individuals, changing consumer tastes and interests, and the potential increase in government regulation. Companies in the media and entertainment industries may become obsolete quickly. Advertising spending can be an important revenue source for media and entertainment companies. During economic downturns advertising spending typically decreases and, as a result, media and entertainment companies tend to generate less revenue.
Risk of Investing in the Consumer Discretionary Sector.  Companies engaged in the design, production or distribution of products or services for the consumer discretionary sector (including, without limitation, television and radio broadcasting, manufacturing, publishing, recording and musical instruments, motion pictures, photography, amusement and theme parks, gaming casinos, sporting goods and sports arenas, camping and recreational equipment, toys and games, apparel, travel-related services, automobiles, hotels and motels, and fast food and other restaurants) are subject to the risk that their products or services may become obsolete quickly. The success of these companies can depend heavily on disposable household income and consumer spending. During periods of an expanding economy, the consumer discretionary sector may outperform the consumer staples sector, but may underperform when economic conditions worsen. Moreover, the consumer discretionary sector can be significantly affected by several factors, including, without limitation, the performance of domestic and international economies, exchange rates, changing consumer preferences, demographics, marketing campaigns, cyclical revenue generation, consumer confidence, commodity price volatility, labor relations, interest rates, import and export controls, intense competition, technological developments and government regulation.
Risk of Investing in the Consumer Staples Sector.  Companies in the consumer staples sector may be adversely affected by changes in the global economy, consumer spending, competition, demographics and consumer preferences, and production spending. Companies in the consumer staples sector may also be affected by changes in global economic, environmental and political events, economic conditions, the depletion of resources, and government regulation. For instance, government regulations may affect the permissibility of using various food additives and production methods of companies that make food products, which could affect company profitability. In addition, tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Companies in the consumer staples sector also may be subject to risks pertaining to the supply of, demand for and prices of raw materials. The prices of raw materials fluctuate in response to a number of factors, including, without limitation, changes in government agricultural support programs, exchange rates, import and export controls, changes in international agricultural and trading policies, and seasonal and weather conditions. Companies in the consumer staples sector may be subject to severe competition, which may also have an adverse impact on their profitability.
Risk of Investing in the Energy Sector.  Companies in the energy sector are strongly affected by the changes in and volatility of global energy prices, energy supply and demand, government regulations and policies, energy production and conservation efforts, technological change, development of alternative energy sources, and other factors that they cannot control. Energy companies may have relatively high levels of debt and may be more likely to restructure their businesses if there are downturns in energy markets or in the global economy. If an energy company in an Underlying Fund's portfolio becomes distressed, an Underlying Fund could lose all or a substantial portion of its investment. The energy sector is cyclical and is highly dependent on commodity prices. Prices and supplies of energy may fluctuate significantly over short and long periods of time due to, among other things, national and international political changes, Organization of Petroleum Exporting Countries (“OPEC”) policies, changes in relationships among OPEC members and between OPEC and oil-importing nations, the regulatory environment, taxation policies, the enactment or cessation of trade sanctions, war or other geopolitical conflicts, and the economies of key energy-consuming countries. Companies in the energy sector may be adversely affected by terrorism, cyber incidents, natural disasters or other catastrophes. Companies in the energy sector are at risk of liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims. Significant oil and gas deposits are located in emerging markets countries where corruption and security may raise significant risks, in addition
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to the other risks of investing in emerging markets. Additionally, the Middle East, where many companies in the energy sector may operate, has experienced conflict and unrest. Companies in the energy sector may also be adversely affected by changes in exchange rates, interest rates, economic conditions, tax treatment, government regulation and intervention, negative perception, efforts at energy conservation and world events in the regions in which the companies operate (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). Because a significant portion of revenues of companies in this sector is derived from a relatively small number of customers that are largely composed of governmental entities and utilities, governmental budget constraints may have a significant impact on companies in this sector. The energy sector is highly regulated. Entities operating in the energy sector are subject to significant regulation of nearly every aspect of their operations by governmental agencies. Such regulation can change rapidly or over time in both scope and intensity. Stricter laws, regulations or enforcement policies could be enacted, which would likely increase compliance costs and may materially adversely affect the financial performance of companies in the energy sector.
The energy sector may experience significant market volatility. For example, Russia’s large-scale invasion of Ukraine on February 24, 2022 led to further disruptions and increased volatility in the energy and commodity futures markets due to actual and potential disruptions in the supply and demand for certain commodities, including oil and natural gas. The U.S. and other actors have enacted various sanctions and restrictions on business dealings with Russia, which include restrictions on imports of oil, natural gas and coal. The effect of the current sanctions and restrictions, as well as the extent and duration of the Russian military action, additional sanctions and associated market disruptions on the energy sector, are impossible to predict and depend on a number of factors. The effect of these events or any related developments could be significant and may have a severe adverse effect on the performance of an Underlying Fund.
Risk of Investing in the Financials Sector.  Companies in the financials sector include small, regional and money center banks, securities brokerage firms, asset management companies, savings banks and thrift institutions, specialty finance companies (e.g., credit card, mortgage providers), insurance and insurance brokerage firms, consumer finance firms, financial conglomerates and foreign banking and financial companies.
Most financial companies are subject to extensive governmental regulation, which limits their activities and may affect their ability to earn a profit from a given line of business. Government regulation may change frequently and may have significant adverse consequences for companies in the financials sector, including effects not intended by the regulation. Direct governmental intervention in the operations of financial companies and financial markets may materially and adversely affect the companies in which an Underlying Fund invests, including legislation in many countries that may increase government regulation, repatriation and other intervention. The impact of governmental intervention and legislative changes on any individual financial company or on the financials sector as a whole cannot be predicted. The valuation of financial companies has been and continues to be subject to unprecedented volatility and may be influenced by unpredictable factors, including interest rate risk and sovereign debt default. Certain financial businesses are subject to intense competitive pressures, including market share and price competition. Financial companies in foreign countries are subject to market-specific and general regulatory and interest rate concerns. In particular, government regulation in certain foreign countries may include taxes and controls on interest rates, credit availability, minimum capital requirements, bans on short sales, limits on prices and restrictions on currency transfers. In addition, companies in the financials sector may be the targets of hacking and potential theft of proprietary or customer information or disruptions in service, which could have a material adverse effect on their businesses.
The profitability of banks, savings and loan associations and other financial companies is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change; for instance, when interest rates go up, the value of securities issued by many types of companies in the financials sector generally goes down. In other words, financial companies may be adversely affected in certain market cycles, including, without limitation, during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and during periods of declining economic conditions, which may cause, among other things, credit losses due to financial difficulties of borrowers.
In addition, general economic conditions are important to the operations of these companies, and financial difficulties of borrowers may have an adverse effect on the profitability of financial companies. Companies in the financials sector are exposed directly to the credit risk of their borrowers and counterparties, who may be leveraged to an unknown degree, including through swaps and other derivatives products, and who at times may be unable to meet their obligations to the financial services companies. Financial services companies may have significant exposure to the same borrowers and counterparties, with the result that a borrower’s or counterparty’s inability to meet its obligations to one company may affect
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other companies with exposure to the same borrower or counterparty. This interconnectedness of risk, including cross-default risk, may result in significant negative impacts to the financial condition and reputation of companies with direct exposure to the defaulting counterparty as well as adverse cascading effects in the markets and the financials sector generally. Financial companies can be highly dependent upon access to capital markets, and any impediments to such access, such as adverse overall economic conditions or a negative perception in the capital markets of a financial company’s financial condition or prospects, could adversely affect its business. Deterioration of credit markets can have an adverse impact on a broad range of financial markets, causing certain financial companies to incur large losses. In these conditions, companies in the financials sector may experience significant declines in the valuation of their assets, take actions to raise capital and even cease operations. Some financial companies may also be required to accept or borrow significant amounts of capital from government sources and may face future government-imposed restrictions on their businesses or increased government intervention. In addition, there is no guarantee that governments will provide any such relief in the future. These actions may cause the securities of many companies in the financials sector to decline in value.
Risk of Investing in the Healthcare Sector.  Companies in the healthcare sector are often issuers whose profitability may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising or falling costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, a limited number of products, industry innovation, changes in technologies and other market developments. Many healthcare companies are heavily dependent on patent protection and the actual or perceived safety and efficiency of their products.
Patents have a limited duration, and, upon expiration, other companies may market substantially similar “generic” products that are typically sold at a lower price than the patented product, which can cause the original developer of the product to lose market share and/or reduce the price charged for the product, resulting in lower profits for the original developer. As a result, the expiration of patents may adversely affect the profitability of these companies.
In addition, because the products and services of many companies in the healthcare sector affect the health and well-being of many individuals, these companies are especially susceptible to extensive litigation based on product liability and similar claims. Healthcare companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the healthcare sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, which can result in increased development costs, delayed cost recovery and loss of competitive advantage to the extent that rival companies have developed competing products or procedures, adversely affecting the company’s revenues and profitability. In other words, delays in the regulatory approval process may diminish the opportunity for a company to profit from a new product or to bring a new product to market, which could have a material adverse effect on a company’s business. Healthcare companies may also be strongly affected by scientific biotechnology or technological developments, and their products may quickly become obsolete. Also, many healthcare companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws. Changes in governmental policies or laws may span a wide range of topics, including cost control, national health insurance, incentives for compensation in the provision of healthcare services, tax incentives and penalties related to healthcare insurance premiums, and promotion of prepaid healthcare plans. In addition, a number of legislative proposals concerning healthcare have been considered by the U.S. Congress in recent years. It is unclear what proposals will ultimately be enacted, if any, and what effect they may have on companies in the healthcare sector.
Additionally, the expansion of facilities by healthcare-related providers may be subject to “determinations of need” by certain government authorities. This process not only generally increases the time and costs involved in these expansions, but also makes expansion plans uncertain, limiting the revenue and profitability growth potential of healthcare-related facilities operators and negatively affecting the prices of their securities. Moreover, in recent years, both local and national governmental budgets have come under pressure to reduce spending and control healthcare costs, which could both adversely affect regulatory processes and public funding available for healthcare products, services and facilities.
Risk of Investing in the Industrials Sector.  The value of securities issued by companies in the industrials sector may be adversely affected by supply of and demand for both their specific products or services and for industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, trade disputes, world events and economic conditions may affect the performance of companies in the industrials sector. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on government demand for their products and services. Thus,
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the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies, which are typically under pressure from efforts to control government budgets. Transportation stocks, a component of the industrials sector, are cyclical and can be significantly affected by economic changes, fuel prices, labor relations and insurance costs. Transportation companies in certain countries may also be subject to significant government regulation and oversight, which may adversely affect their businesses. For example, commodity price declines and unit volume reductions resulting from an over-supply of materials used in the industrials sector can adversely affect the sector. Furthermore, companies in the industrials sector may be subject to liability for environmental damage, product liability claims, depletion of resources, and mandated expenditures for safety and pollution control.
Risk of Investing in the Materials Sector.  Companies in the materials sector may be adversely affected by commodity price volatility, exchange rate fluctuations, social and political unrest, war, import or export controls, increased competition, depletion of resources, technical progress, labor relations and government regulations, and mandated expenditures for safety and pollution control, among other factors. Such risks may adversely affect the issuers to which a Fund has exposure. Companies in the materials sector are also at risk of liability for environmental damage and product liability claims. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns. These risks are heightened for companies in the materials sector located in foreign markets.
Risk of Investing in the Real Estate Industry.  Companies in the real estate industry include companies that invest in real estate, such as REITs, real estate holding and operating companies or real estate development companies (collectively, “Real Estate Companies”). Investing in Real Estate Companies exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which Real Estate Companies are organized and operated. The real estate industry is highly sensitive to general and local economic conditions and developments, and characterized by intense competition and periodic overbuilding. Investing in Real Estate Companies involves various risks. Some risks that are specific to Real Estate Companies are discussed in greater detail below.
Concentration Risk. Real Estate Companies may own a limited number of properties and concentrate their investments in a particular geographic region or property type. Economic downturns affecting a particular region, industry or property type may lead to a high volume of defaults within a short period.
Distressed Investment Risk. Real Estate Companies may invest in distressed, defaulted or out-of-favor bank loans. Identification and implementation by a Real Estate Company of loan modification and restructure programs involves a high degree of uncertainty. Even successful implementation may still require adverse compromises and may not prevent bankruptcy. Real Estate Companies may also invest in other debt instruments that may become non-performing, including the securities of companies with higher credit and market risk due to financial or operational difficulties. Higher risk securities may be less liquid and more volatile than the securities of companies not in distress.
Illiquidity Risk. Investing in Real Estate Companies may involve risks similar to those associated with investing in small-capitalization companies. Real Estate Company securities, like the securities of small-capitalization companies, may be more volatile than, and perform differently from, shares of large-capitalization companies. There may be less trading in Real Estate Company shares, which means that buy and sell transactions in those shares could have a magnified impact on share price, resulting in abrupt or erratic price fluctuations. In addition, real estate is relatively illiquid, and, therefore, a Real Estate Company may have a limited ability to vary or liquidate properties in response to changes in economic or other conditions.
Interest Rate Risk. Rising interest rates could result in higher costs of capital for Real Estate Companies, which could negatively impact a Real Estate Company’s ability to meet its payment obligations. Declining interest rates could result in increased prepayment on loans and require redeployment of capital in less desirable investments.
Leverage Risk. Real Estate Companies may use leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a Real Estate Company’s operations and market value in periods of rising interest rates. Real Estate Companies are also exposed to the risks normally associated with debt financing. Financial covenants related to a Real Estate Company’s leverage may affect the ability of the Real Estate Company to operate effectively. In addition, real property may be subject to the quality of credit extended and defaults by borrowers and tenants. If the properties do not generate sufficient income to meet operating expenses, including, where applicable, debt service, ground lease payments, tenant improvements, third-party leasing commissions and other capital expenditures, the income and ability of a Real Estate Company to make payments of any interest and principal on its debt securities will be adversely affected.
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Loan Foreclosure Risk. Real Estate Companies may foreclose on loans that the Real Estate Company originated and/or acquired. Foreclosure may generate negative publicity for the underlying property that affects its market value. In addition to the length and expense of such proceedings, the validity of the terms of the applicable loan may not be recognized in foreclosure proceedings. Claims and defenses asserted by borrowers or other lenders may interfere with the enforcement of rights by a Real Estate Company. Parallel proceedings, such as bankruptcy, may also delay resolution and limit the amount of recovery on a foreclosed loan by a Real Estate Company even where the property underlying the loan is liquidated.
Management Risk. Real Estate Companies are dependent upon management skills and may have limited financial resources. Real Estate Companies are generally not diversified and may be subject to heavy cash flow dependency, default by borrowers and voluntary liquidation. In addition, transactions between Real Estate Companies and their affiliates may be subject to conflicts of interest, which may adversely affect a Real Estate Company’s shareholders. A Real Estate Company may also have joint venture investments in certain of its properties, and, consequently, its ability to control decisions relating to such properties may be limited.
Property Risk. Real Estate Companies may be subject to risks relating to functional obsolescence or reduced desirability of properties; extended vacancies due to economic conditions and tenant bankruptcies; catastrophic events such as earthquakes, hurricanes and terrorist acts; and casualty or condemnation losses. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changes in consumer preferences and values, or increasing vacancies or declining rents resulting from legal, cultural, technological, global or local economic developments.
Regulatory Risk. Real estate income and values may be adversely affected by such factors as applicable domestic and foreign laws (including tax laws). Government actions, such as tax increases, zoning law changes, mandated closures or other commercial restrictions or environmental regulations, also may have a major impact on real estate income and values. In addition, quarterly compliance with regulations limiting the proportion of asset types held by a U.S. REIT may force certain Real Estate Companies to liquidate or restructure otherwise attractive investments. Some countries may not recognize REITs or comparable structures as a viable form of real estate funds.
Underlying Investment Risk. Real Estate Companies make investments in a variety of debt and equity instruments with varying risk profiles. For instance, Real Estate Companies may invest in debt instruments secured by commercial property that have higher risks of delinquency and foreclosure than loans on single family homes due to a variety of factors associated with commercial property, including the tie between income available to service debt and productive use of the property. Real Estate Companies may also invest in debt instruments and preferred equity that are junior in an issuer’s capital structure and that involve privately negotiated structures. Subordinated debt investments, such as B-Notes and mezzanine loans, involve a greater credit risk of default due to the need to service more senior debt of the issuer. Similarly, preferred equity investments involve a greater risk of loss than conventional debt financing due to their non-collateralized nature and subordinated ranking. Investments in CMBS may also be junior in priority in the event of bankruptcy or similar proceedings. Investments in senior loans may be effectively subordinated if the senior loan is pledged as collateral. The ability of a holder of junior claims to proceed against a defaulting issuer is circumscribed by the terms of the particular contractual arrangement, which vary considerably from transaction to transaction.
U.S. Tax Risk. Certain U.S. Real Estate Companies are subject to special U.S. federal tax requirements. A REIT that fails to comply with such tax requirements may be subject to U.S. federal income taxation, which may affect the value of the REIT and the characterization of the REIT’s distributions. The U.S. federal tax requirement that a REIT distribute substantially all of its net income to its shareholders may result in a REIT having insufficient capital for future expenditures. A REIT that successfully maintains its qualification may still become subject to U.S. federal, state and local taxes, including excise, penalty, franchise, payroll, mortgage recording, and transfer taxes, both directly and indirectly through its subsidiaries. Because REITs often do not provide complete tax information until after the calendar year-end, an Underlying Fund may at times need to request permission to extend the deadline for issuing your tax reporting statement or supplement the information otherwise provided to you.
Risk of Investing in Technology Companies.  Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources and personnel. These companies may face rapid product obsolescence as well as unexpected risks and costs related to new product introduction and technological developments, such as artificial intelligence and machine learning. Technology companies may be adversely affected by disruptions to supply chains and distribution networks as well as issues at third-party partners. They are heavily dependent on patent and other intellectual property rights, and the loss or impairment of these rights may adversely affect their
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profitability. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action. These companies also may be adversely affected by, among other things, actual or perceived security vulnerabilities or other defects in their products and services, which may result in lawsuits, government enforcement actions and other remediation costs.
Risk of Investing in the Utilities Sector.  The utilities sector may be adversely affected by changing commodity prices, government regulation stipulating rates charged by utilities, increased tariffs, changes in tax laws, interest rate fluctuations and changes in the cost of providing specific utility services. The utilities industry is also subject to potential terrorist attacks, natural disasters and severe weather conditions, as well as regulatory and operational burdens associated with the operation and maintenance of nuclear facilities. Government regulators monitor and control utility revenues and costs, and therefore may limit utility profits. Federal legislation may facilitate the construction of electric transmission lines not only by public utilities but also by independent transmission developers, which could increase competition in the wholesale electricity markets. In certain countries, regulatory authorities may also restrict a company’s access to new markets, thereby diminishing the company’s long-term prospects.
There are substantial differences among the regulatory practices and policies of various jurisdictions, and any regulatory agency may make major shifts in policy from time to time. There is no assurance that regulatory authorities will, in the future, grant rate increases. Additionally, existing and possible future regulatory legislation may make it even more difficult for utilities to obtain adequate relief. Certain of the issuers of securities held in an Underlying Funds' portfolio may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing policies and impose additional requirements governing the licensing, construction and operation of nuclear power plants. Prolonged changes in climate conditions can also have a significant impact on both the revenues of an electric and gas utility as well as the expenses of a utility, particularly a hydro-based electric utility.
The rates that traditional regulated utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Rate changes may occur only after a prolonged approval period or may not occur at all, which could adversely affect utility companies when costs are rising. The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. As a result, some companies may be forced to defend their core business and may be less profitable. Deregulation may also permit a utility company to expand outside of its traditional lines of business and engage in riskier ventures.
Proxy Voting Policies
The Board has delegated the voting of proxies for each Fund’s securities to BFA pursuant to (i) the Open-End Active and Fixed Income Index Fund Proxy Voting Policy (the “Active Fund Proxy Voting Policy”), with respect to certain Funds, and (ii) the Index Equity Fund Proxy Voting Policy, with respect to certain other Funds, as applicable. Please refer to the table below, which discloses the policy applicable to each Fund in this SAI. Information that does not apply to a Fund does not form a part of that Fund’s SAI and should not be relied on by investors in that Fund. Only information that is clearly identified as applicable to a Fund is considered to form a part of that Fund’s SAI.
With respect to Funds covered by the Active Fund Proxy Voting Policy, BFA has adopted the BlackRock Active Investment Stewardship - Global Engagement and Voting Guidelines (the “BAIS Guidelines”). Certain of such Funds, as listed within the Active Fund Proxy Voting Policy and as disclosed in the table below, follow supplemental guidelines within the BAIS Guidelines that are applicable to certain climate and decarbonization issues (the “BAIS Climate and Decarbonization Stewardship Guidelines”).
With respect to Funds covered by the Index Equity Fund Proxy Voting Policy, BFA has adopted the BlackRock Investment Stewardship (“BIS”) Global Benchmark Policy, comprised of the Global Principles for Benchmark Policies, regional voting guidelines, and engagement priorities, which are each available upon request. In addition, certain of such Funds, as listed within the Index Equity Fund Proxy Voting Policy and as disclosed in the table below, follow supplemental guidelines that are applicable to certain climate and decarbonization issues (the “BIS Climate and Decarbonization Stewardship Guidelines”).

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Fund	Open-End Active and Fixed Income Index Fund Proxy Voting Policy	BAIS Climate and Decarbonization Stewardship Guidelines Apply	Index Equity Fund Proxy Voting Policy	BIS Climate and Decarbonization Stewardship Guidelines Apply
iShares Core 30/70 Conservative Allocation ETF			X
iShares Core 40/60 Moderate Allocation ETF			X
iShares Core 60/40 Balanced Allocation ETF			X
iShares Core 80/20 Aggressive Allocation ETF			X
If a Fund invests in an underlying fund managed by BlackRock, the Fund will use its proxy voting policy when voting on proxies for the underlying fund while the underlying fund will use its proxy voting policy when voting proxies on investments the underlying fund holds. Therefore, the Fund may use the Active Fund Proxy Voting Policy while an underlying fund may use the Index Equity Fund Proxy Voting Policy, and the opposite is also true.
Copies of the Active Fund Proxy Voting Policy, Index Equity Fund Proxy Voting Policy, the BAIS Guidelines, the Global Principles for Benchmark Policies and the BIS Climate and Decarbonization Stewardship Guidelines are included in Appendix A of this SAI.
Information with respect to how proxies relating to each Fund’s portfolio securities, when available, were voted during the 12-month period ended June 30 is available: (i) without charge, upon request, by calling 1-800-iShares (1-800-474-2737) or through the Fund’s website at www.blackrock.com/proxyrecords; and (ii) on the SEC’s website at www.sec.gov.
Portfolio Holdings Information
On each Business Day (as defined in the Creation and Redemption of Creation Units section of this SAI), prior to the opening of regular trading on the Fund’s primary listing exchange, a Fund discloses on its website (www.iShares.com) certain information relating to the portfolio holdings that will form the basis of a Fund’s next net asset value per share calculation.
In addition, certain information may also be made available to certain parties:
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Communications of Data Files: A Fund may make available through the facilities of the National Securities Clearing Corporation (“NSCC”) or through posting on the www.iShares.com, prior to the opening of trading on each business day, a list of a Fund’s holdings (generally pro-rata) that Authorized Participants could deliver to a Fund to settle purchases of a Fund (i.e., Deposit Securities) or that Authorized Participants would receive from a Fund to settle redemptions of a Fund (i.e., Fund Securities). These files are known as the Portfolio Composition File and the Fund Data File (collectively, “Files”). The Files are applicable for the next trading day and are provided to the NSCC and/or posted on www.iShares.com after the close of markets in the U.S.
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Communications with Authorized Participants, Liquidity Providers and Certain Other Third Parties: Certain employees of BlackRock are responsible for interacting with Authorized Participants and liquidity providers with respect to discussing custom basket proposals as described in the Custom Baskets section of this SAI. As part of these discussions, these employees may discuss with an Authorized Participant or liquidity provider the securities a Fund is willing to accept for a creation, and securities that a Fund will provide on a redemption.
BlackRock employees may also discuss portfolio holdings-related information with broker/dealers, in connection with settling a Fund’s transactions, and securities lending borrowers in connection with loan transactions, each as may be necessary to conduct business in the ordinary course in a manner consistent with the disclosure in the Fund’s current registration statement.
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Communications with Listing Exchanges: From time to time, employees of BlackRock may discuss portfolio holdings information with the applicable primary listing exchange for a Fund as needed to meet the exchange listing standards.
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Communications with Other Portfolio Managers: Certain information may be provided to employees of BlackRock who manage funds that invest a significant percentage of their assets in shares of an underlying fund as necessary to manage the fund’s investment objective and strategy.
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Communication of Other Information: Certain explanatory information regarding the Files is released to Authorized Participants and liquidity providers on a daily basis, but is only done so after the Files are posted to www.iShares.com.
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•
Third-Party Service Providers: Certain portfolio holdings information may be disclosed to Fund Trustees and their counsel, outside counsel for the Funds, auditors and to certain third-party service providers (i.e., fund administrator, custodian, proxy voting service) for which a non-disclosure, confidentiality agreement or other obligation is in place with such service providers, as may be necessary to conduct business in the ordinary course in a manner consistent with applicable policies, agreements with the Funds, the terms of the current registration statements and federal securities laws and regulations thereunder.
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Liquidity Metrics: “Liquidity Metrics,” which seek to ascertain a Fund’s liquidity profile under BlackRock’s global liquidity risk methodology, include but are not limited to: (a) disclosure regarding the number of days needed to liquidate a portfolio or the portfolio’s underlying investments; and (b) the percentage of a Fund’s NAV invested in a particular liquidity tier under BlackRock’s global liquidity risk methodology. The dissemination of position-level liquidity metrics data and any non-public regulatory data pursuant to the Liquidity Rule (including SEC liquidity tiering) is not permitted unless pre-approved. Disclosure of portfolio-level liquidity metrics prior to 60 calendar days after calendar quarter-end requires a non-disclosure or confidentiality agreement and approval of the Trust’s Chief Compliance Officer. Portfolio-level liquidity metrics disclosure subsequent to 60 calendar days after calendar quarter-end requires the approval of portfolio management and must be disclosed to all parties requesting the information if disclosed to any party.
The Trust’s Chief Compliance Officer or his delegate may authorize disclosure of portfolio holdings information pursuant to the above policy and procedures, subject to restrictions on selective disclosure imposed by applicable law. The Board reviews the policy and procedures for disclosure of portfolio holdings information at least annually.
Construction and Maintenance of the Underlying Indexes
Descriptions of the Underlying Indexes are provided below.
With respect to certain underlying indexes of the iShares funds, BFA or its affiliates have held discussions with the applicable index provider regarding their business interest in licensing an index to track a particular market segment and conveyed investment concepts and strategies that could be considered for the index. The index provider designed and constituted such indices using concepts conveyed by BFA or its affiliates. For certain of these indices, the relevant fund may be the first or sole user of the underlying index. In its sole discretion, the index provider determines the composition of the securities and other instruments in such underlying index, the rebalance protocols of the underlying index, the weightings of the securities and other instruments in the underlying index, and any updates to the methodology. From time to time, BFA or its affiliates may also provide input relating to possible methodology changes of such underlying index pursuant to the index provider’s consultation process or pursuant to other communications with the index provider.
The S&P Target Risk Indices are referred to as the “S&P Indexes.” The S&P Indexes are calculated and owned by S&P Dow Jones Indices LLC (“S&P Dow Jones Indices” or “S&P”) and have been licensed for use to BFA or its affiliates.
The S&P Target Risk Indices
Index Construction
At the semi-annual rebalancing in April and October, the following steps are followed to determine the weights of various component ETFs representing the various asset and sub-asset classes.
1.
The equity and fixed-income weights are pre-determined for each index as indicated in the table below.
Allocation to Equity and Fixed Income
Index	Equity	Fixed Income
Conservative	30%	70%
Moderate	40%	60%
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Allocation to Equity and Fixed Income
Balanced	60%	40%
Aggressive	80%	20%
2.
The determination of the weights of the instruments representing the various equity classes is done based on a review of the relative market capitalization of certain benchmark indices as of the rebalancing reference date. These indices are represented in the table below.
Asset Class	Reference Index	Target Risk Index Constituent
Equity	S&P 500®	iShares Core S&P 500 ETF
Equity	S&P MidCap 400®	iShares Core S&P Mid-Cap ETF
Equity	S&P SmallCap 600®	iShares Core S&P Small-Cap ETF
Equity	S&P Emerging BMI*	iShares Core MSCI Emerging Markets ETF
Equity	S&P Developed Ex- U.S. BMI	iShares Core MSCI International Developed Markets ETF
Fixed Income	Bloomberg Global Aggregate ex USD 10% Issuer Capped (Hedged) Index	iShares Core International Aggregate Bond ETF
Fixed Income	Bloomberg U.S. Universal Index	iShares Core Universal USD Bond ETF

*
U.S. dollar version
The following steps are then taken to determine weights for each constituent:
a.
The float-adjusted market capitalization of the U.S. dollar versions of the S&P Developed BMI and S&P Emerging BMI are used to determine the relative weighting of the developed and emerging market allocations to the equity sleeve of each index.
b.
Within developed markets, the relative weighting of the U.S. markets is determined based on the relative proportions of the float-adjusted market capitalization of the U.S. dollar versions of the S&P United States BMI and the S&P Developed Ex-U.S. BMI within the S&P Developed BMI.
c.
The weight of the U.S. market determined in step (b) is split among the capitalization sizes (large, mid, and small) in relative proportion of the float-adjusted market capitalization of the S&P 500, S&P MidCap 400, and S&P SmallCap 600.
d.
Finally, 85% of the total fixed income allocation within each index is allocated to the iShares Core Universal USD Bond ETF with the remaining 15% allocated to the iShares Core International Aggregate Bond ETF.
Eligible Securities.  Each Target Risk Index is composed exclusively of iShares ETFs. To be eligible for inclusion in an index, an ETF must track a benchmark that is broadly representative of a major asset class and be registered as an investment company under the 1940 Act. After the close of July 31, 2025, the universe of eligible asset classes and the instruments used to represent each ETF are:
Asset Class	iShares ETF
International Aggregate Bonds	iShares Core International Aggregate Bond ETF
Emerging Markets	iShares Core MSCI Emerging Markets ETF
Developed Markets	iShares Core MSCI International Developed Markets ETF
U.S. Large-Cap	iShares Core S&P 500 ETF
U.S. Mid-Cap	iShares Core S&P Mid-Cap ETF
U.S. Small-Cap	iShares Core S&P Small-Cap ETF
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Asset Class	iShares ETF
Broad Market	iShares Core Universal USD Bond ETF
Index Changes. Index constituents are not expected to change between rebalancing periods. If, for any reason beyond S&P Dow Jones Indices’ control, a constituent is discontinued or substantially changed in terms of its investment mandate, the S&P Dow Jones Indices Committee, which is composed of employees of the Index Provider and which maintains the index series, may elect to discontinue representation of the affected asset class within the index or designate a successor fund.
Additions. ETFs may be added to each index to improve its overall representation or investability, such additions being undertaken during a rebalancing period. Other additions, such as those made to replace deleted constituents, may be undertaken in between rebalancing intervals at S&P Dow Jones Indices’ discretion.
Deletions. An ETF may be removed from each index, at S&P Dow Jones Indices’ discretion, if it fails to offer acceptable tracking of its benchmark, if for any other reason ceases to function as a reasonable proxy for its benchmark, or in the event of a material event, that impairs the operating ability of a fund or its management company.
Rebalancing. Each index is rebalanced semi-annually after the market close on the last business day of April and October. Reference data used in the rebalancing is as of the last business day of March and September. The reference date for pricing is one week prior to the rebalancing. As part of the rebalancing process, the weights of the various asset class components are determined based on the asset class weights in the benchmarks.
S&P Target Risk Conservative Index
Number of Constituent ETFs: 7
Index Description. The S&P Target Risk Conservative Index is designed to measure the performance of an investment benchmark strategy which seeks to emphasize exposure to fixed income, while maintaining smaller equity exposure, in order to produce current income and avoid excessive volatility of returns. Equities are included to seek to protect long-term purchasing power.
S&P Target Risk Moderate Index
Number of Constituent ETFs: 7
Index Description. The S&P Target Risk Moderate Index is designed to measure the performance of an investment benchmark strategy which seeks to provide significant exposure to fixed income, while also allocating a smaller portion of exposure to equities in order to increase opportunity for capital growth.
S&P Target Risk Balanced Index
Number of Constituent ETFs: 7
Index Description. The S&P Target Risk Balanced Index is designed to measure the performance of an investment benchmark strategy which seeks to provide exposure to equity securities, while also allocating a portion of exposure to fixed income in an effort to potentially dampen the volatility associated with the returns of equities.
S&P Target Risk Aggressive Index
Number of Constituent ETFs: 7
Index Description. The S&P Target Risk Aggressive Index is designed to measure the performance of an investment benchmark strategy which seeks to emphasize exposure to equity securities, maximizing opportunities for long-term capital accumulation, while also allocating a portion of exposure to fixed income to enhance portfolio efficiency.
“Standard & Poor's®,” “S&P®,” “S&P 500®,” “S&P MidCap 400®,” “S&P SmallCap 600®,” “S&P Emerging BMI,” “S&P Developed BMI,” “S&P United States BMI,” “S&P U.S. Aggregate Bond Index,” “S&P Target Risk Indices®,” “S&P Target Risk Conservative Index,” “S&P Target Risk Moderate Index,” “S&P Target Risk Balanced Index” and “S&P Target Risk Aggressive Index” are trademarks of Standard & Poor’s Financial Services LLC (“SPFS”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). These trademarks have been licensed for use by S&P Dow Jones Indices LLC, a subsidiary of S&P Global, and its affiliates and sublicensed for certain purposes by BFA and/or its affiliates. iShares® and BlackRock® are registered trademarks of BFA and its affiliates. The Funds are not sponsored,
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endorsed, sold or promoted by S&P Dow Jones Indices, SPFS, Dow Jones, their respective affiliates or their third party licensors and none of such parties makes any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Underlying Indexes.
The iShares Core 30/70 Conservative Allocation ETF, iShares Core 40/60 Moderate Allocation ETF, iShares Core 60/40 Balanced Allocation ETF and iShares Core 80/20 Aggressive Allocation ETF are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices, SPFS, Dow Jones or their respective affiliates or their third party licensors (“SPDJI”). SPDJI makes no representation or warranty, express or implied, to the owners of shares of Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Underlying Indexes to track general stock market performance. SPDJI's only relationship to the Trust and BFA or its affiliates is the licensing of certain trademarks and trade names of SPDJI and of the Underlying Indexes, which are determined, composed and calculated by SPDJI without regard to the Trust, BFA or its affiliates or the Funds. SPDJI has no obligation to take the needs of BFA or its affiliates or the owners of shares of the Funds into consideration in determining, composing or calculating the Underlying Indexes. SPDJI is not responsible for and has not participated in the determination of the prices and amount of shares of the Funds, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the Funds are to be converted into cash. SPDJI has no obligation or liability in connection with the administration, marketing or trading of shares of the Funds. There is no assurance the Funds will accurately track the performance of the Underlying Indexes or provide positive investment returns. S&P Dow Jones Indices is not an investment adviser. Inclusion of a security within the Underlying Indexes is not a recommendation by SPDJI to buy, sell or hold such security, nor is it considered to be investment advice.
SPDJI DOES NOT GUARANTEE THE ACCURACY OR THE COMPLETENESS OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN AND SPDJI SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN.
SPDJI MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY BFA OR ITS AFFILIATES, OWNERS OF SHARES OF THE FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. SPDJI MAKES NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL SPDJI HAVE ANY LIABILITY FOR ANY SPECIAL, INCIDENTAL, PUNITIVE, DIRECT, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) RESULTING FROM THE USE OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN SPDJI AND BFA OR ITS AFFILIATES, OTHER THAN THE LICENSORS OF SPDJI.
Investment Policies
The Board has adopted as fundamental policies the following numbered investment policies, which cannot be changed without the approval of the holders of a majority of the applicable Fund’s outstanding voting securities. A vote of a majority of the outstanding voting securities of a Fund is defined in the 1940 Act as the lesser of (i) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (ii) more than 50% of outstanding voting securities of the Fund. Each Fund has also adopted certain non-fundamental investment policies, including its investment objective. Non-fundamental investment policies may be changed by the Board without shareholder approval. Therefore, each Fund may change its investment objective and its Underlying Index without shareholder approval.
Fundamental Investment Policies of the Funds
The Funds have adopted the following investment restrictions as fundamental policies. The Funds may not:
1.
Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund’s investments in that industry would equal or exceed 25% of the current value of a Fund’s total assets, provided that this restriction does not limit a Fund’s: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or (iii) investments in repurchase agreements collateralized by U.S. government securities.
2.
Purchase the securities of any single issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of
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the value of its total assets would be invested in the securities of such issuer or a Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund’s cash or cash items, investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies.
3.
Borrow money, except that (i) each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (ii) each Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (i) and (ii), each Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) is derived from such transactions. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law.
4.
Issue any senior security, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.
5.
Make loans, except as permitted under the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.
6.
Engage in the business of underwriting securities issued by other persons, except to the extent that each Fund may technically be deemed to be an underwriter under the 1933 Act, in disposing of portfolio securities.
7.
Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this restriction shall not prevent each Fund from investing in securities of companies engaged in the real estate business or securities or other instruments backed by real estate or mortgages), or commodities or commodity contracts (but this restriction shall not prevent each Fund from trading in futures contracts and options on futures contracts, including options on currencies to the extent consistent with each Fund’s investment objective and policies).
8.
Purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.
With respect to paragraph (2) above, the 1940 Act currently allows a Fund to borrow up to one-third of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. With respect to paragraph (4) above, the 1940 Act and regulatory interpretations currently limit the percentage of a Fund's securities that may be loaned to one-third of the value of its total assets.
Non-Fundamental Investment Policies of the Funds
Under its non-fundamental investment restrictions, which may be changed by the Board without shareholder approval, each Fund may not:
1. Purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) of the Investment Company Act, at any time the Fund has knowledge that its shares are purchased by another investment company investor in reliance on the provisions of subparagraph (G) of Section 12(d)(1). The foregoing restriction does not restrict the Fund from acquiring the shares of registered open-end investment companies to the extent otherwise permissible under other provisions of the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.
2. In accordance with Rule 35d-1 under the 1940 Act, under normal circumstances, invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in component securities of its Underlying Index.
A Fund will notify its shareholders at least 60 days prior to any change in its restrictions described in 2 above.
Notations Regarding each Fund’s Fundamental and Non-Fundamental Investment Policies
Unless otherwise indicated, all limitations under each Fund’s fundamental or non-fundamental investment restrictions apply only at the time that a transaction is undertaken. Any change in the percentage of each Fund’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in each Fund’s total assets will not require the Fund to dispose of an investment.
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Continuous Offering
The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.
For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares and sells such shares directly to customers or if it chooses to couple the creation of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all of the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.
Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on the Listing Exchange generally is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is available only with respect to transactions on an exchange.
Management
Trustees and Officers.  The Board has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).
The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into the BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the iShares Complex (each, a “BlackRock Fund Complex”). Each Fund is included in the iShares Complex, which includes iShares Trust, iShares U.S. ETF Trust, and iShares, Inc. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the iShares Complex, which consists of 424 funds as of November 28, 2025. With the exception of Stephen Cohen, Robert S. Kapito and Aaron Wasserman, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito and Mr. Wasserman is c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The address of Mr. Cohen is c/o BlackRock, Inc., Drapers Gardens, 12 Throgmorton Avenue, London EC2N 2DL United Kingdom. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds' Trustees and officers may be found in this SAI, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).
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Interested Trustees
Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[1] (1957)	Trustee (since 2009).
President of BlackRock, Inc. (since
2006); Vice Chairman of BlackRock,
Inc. and Head of BlackRock’s
Portfolio Management Group (since
its formation in 1998) and BlackRock,
Inc.’s predecessor entities (since
1988); Trustee, University of
Pennsylvania (since 2009); President
of Board of Directors, Hope & Heroes
Children’s Cancer Fund (since 2002).
Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).
Stephen Cohen[2] (1975)	Trustee (since 2024).
Senior Managing Director, Head of
Global Product Solutions of
BlackRock, Inc. (since 2024); Senior
Managing Director, Head of Europe,
Middle East and Africa Regions of
BlackRock, Inc. (2021-2024); Head of
iShares Index and Wealth in EMEA of
BlackRock, Inc. (2017-2021); Global
Head of Fixed Income Indexing of
BlackRock, Inc. (2016-2017); Chief
Investment Strategist for
International Fixed Income and
iShares of BlackRock, Inc. (2011-
2015).
Director of iShares, Inc. (since 2024); Trustee of iShares U.S. ETF Trust (since 2024).

1
Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
2
Stephen Cohen is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
Independent Trustees
Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Kerrigan (1955)	Trustee (since 2005); Independent Board Chair (since 2022).	Chief Investment Officer, Santa Clara University (2002-2025).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2022).
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Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Jane D. Carlin (1956)	Trustee (since 2015); Securities Lending Committee Chair (since 2025).
Consultant (since 2012); Member of
the Audit Committee (2012-2018),
Chair of the Nominating and
Governance Committee (2017-2018)
and Director of PHH Corporation
(mortgage solutions) (2012-2018);
Managing Director and Global Head
of Financial Holding Company
Governance & Assurance and the
Global Head of Operational Risk
Management of Morgan Stanley
(2006-2012).

Director of iShares, Inc. (since 2015);
Trustee of iShares U.S. ETF Trust
(since 2015); Member of the Audit
Committee (since 2016), Chair of the
Audit Committee (since 2020) and
Director of The Hanover Insurance
Group, Inc. (since 2016).

Richard L. Fagnani (1954)	Trustee (since 2017); 15(c) Committee Chair (since 2025).	Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
Laura F. Fergerson (1962)	Trustee (since 2024); Audit Committee Chair (since 2025).	President, Franklin Templeton Services, LLC (2017-2024); Director of the Board of Crocker Art Museum Association (since 2019); President, Crocker Art Museum Foundation (2022-2023).	Director of iShares, Inc. (since 2024); Trustee of iShares U.S. ETF Trust (since 2024).
Cecilia H. Herbert (1949)	Trustee (since 2005).
Chair of the Finance Committee
(since 2019) and Trustee and
Member of the Finance, Audit and
Quality Committees of Stanford
Health Care (since 2016); Trustee of
WNET, New York's public media
company (since 2011) and Member
of the Audit Committee (since 2018),
Investment Committee (since 2011)
and Personnel Committee (since
2022); Member of the Wyoming
State Investment Funds Committee
(since 2022); Trustee of Forward
Funds (14 portfolios) (2009-2018);
Trustee of Salient MF Trust (4
portfolios) (2015-2018); Director of
the Jackson Hole Center for the Arts
(since 2021).
Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).
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Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
James Lam (1961)	Trustee (since 2024); Risk Committee Chair (since 2025).
President, James Lam & Associates,
Inc. (since 2002); Director of the FAIR
Institute (since 2020); adjunct
professor at Carnegie Mellon
University (since 2018); Member,
Zicklin School of Business Dean's
Council of Baruch College (since
2017); Director and Audit Committee
Chair of RiskLens, Inc. (2018-2023);
Director, Risk Oversight Committee
Chair and Audit Committee Member
of E*TRADE Financial and E*TRADE
Bank (2012-2020).
Director of iShares, Inc. (since 2024); Trustee of iShares U.S. ETF Trust (since 2024).
Drew E. Lawton (1959)	Trustee (since 2017); Fixed Income Plus Committee Chair (since 2025).	Senior Managing Director of New York Life Insurance Company (2010- 2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017); Director of Jackson Financial Inc. (since 2021).
John E. Martinez (1961)	Trustee (since 2003); Equity Plus Committee Chair (since 2025).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).
Madhav V. Rajan (1964)	Trustee (since 2011); Nominating and Governance Committee Chair (since 2025).
Dean, and George Pratt Shultz
Professor of Accounting, University
of Chicago Booth School of Business
(since 2017); Advisory Board
Member (since 2016) and Director
(since 2020) of C.M. Capital
Corporation; Chair of the Board for
the Center for Research in Security
Prices, LLC (since 2020); Director of
WellBe Senior Medical (since 2023);
Robert K. Jaedicke Professor of
Accounting, Stanford University
Graduate School of Business (2001-
2017); Professor of Law (by
courtesy), Stanford Law School
(2005-2017); Senior Associate Dean
for Academic Affairs and Head of
MBA Program, Stanford University
Graduate School of Business (2010-
2016).
Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).
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Officers
Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years
Jessica Tan (1980)	President (since 2024).
Managing Director of BlackRock, Inc.
(since 2015); Head of Global Product
Solutions, Americas of BlackRock,
Inc. (since 2024) and Head of
Sustainable and Transition Solutions
of BlackRock, Inc. (2022-2024);
Global Head of Corporate Strategy of
BlackRock, Inc. (2019-2022); Chief of
Staff to the CEO of BlackRock, Inc.
(2017-2019).

Trent Walker (1974)	Treasurer and Chief Financial Officer (since 2020).
Managing Director of BlackRock, Inc.
(since 2019); Chief Financial Officer
of iShares Delaware Trust Sponsor
LLC, BlackRock Funds, BlackRock
Funds II, BlackRock Funds IV,
BlackRock Funds V and BlackRock
Funds VI (since 2021).

Aaron Wasserman (1974)	Chief Compliance Officer (since 2023).
Managing Director of BlackRock, Inc.
(since 2018); Chief Compliance
Officer of the BlackRock Multi-Asset
Complex, the BlackRock Fixed-
Income Complex and the iShares
Complex (since 2023); Deputy Chief
Compliance Officer for the BlackRock
Multi-Asset Complex, the BlackRock
Fixed-Income Complex and the
iShares Complex (2014-2023).

Marisa Rolland (1980)	Secretary (since 2022).	Managing Director of BlackRock, Inc. (since 2023); Director of BlackRock, Inc. (2018-2022).
Jennifer Hsui (1976)	Executive Vice President (since 2022).	Managing Director of BlackRock, Inc. (since 2009); Co-Head of Index Equity of BlackRock, Inc. (since 2022).
James Mauro (1970)	Executive Vice President (since 2021).	Managing Director of BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco Core Portfolio Management of BlackRock, Inc. (since 2020).
Elise Terry (1977)	Executive Vice President (since 2025).
Managing Director of BlackRock, Inc.
(since 2016); Head of U.S. iShares
(since 2024); Co-Head of Distribution
for U.S. Wealth Advisory (2023-2024);
National Sales Manager, Wirehouse
Channel (2020-2023).

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Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years
Daniel Prince (1981)	Executive Vice President (since 2025).	Managing Director of BlackRock, Inc. (since 2023); Director of BlackRock, Inc. (2015-2022); Head of U.S. iShares Product (since 2025); Head of iShares Product Consulting (2015-2025).
The Board has concluded that, based on each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees, each Trustee should serve as a Trustee of the Board. Among the attributes common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Funds' investment adviser, other service providers, counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees. A Trustee’s ability to perform his or her duties effectively may have been attained through the Trustee’s educational background or professional training; business, consulting, public service or academic positions; experience from service as a Board member of the Funds and the other funds in the Trust (and any predecessor funds), other investment funds, public companies, or non-profit entities or other organizations; and/or other life experiences. Also, set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each Trustee that led the Board to conclude that he or she should serve (or continue to serve) as a Trustee.
Robert S. Kapito has been a Trustee of the Trust since 2009. Mr. Kapito has also served as a Director of iShares, Inc. since 2009, a Trustee of iShares U.S. ETF Trust since 2011 and a Director of BlackRock, Inc. since 2006. Mr. Kapito served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2010 to 2015. In addition, he has over 20 years of experience as part of BlackRock, Inc. and BlackRock’s predecessor entities. Mr. Kapito serves as President of BlackRock, Inc., and is a member of the Global Executive Committee and Chairman of the Global Operating Committee. He is responsible for day-to-day oversight of BlackRock's key operating units, including Investment Strategies, Client Businesses, Technology & Operations, and Risk & Quantitative Analysis. Prior to assuming his current responsibilities in 2007, Mr. Kapito served as Vice Chairman of BlackRock, Inc. and Head of BlackRock's Portfolio Management Group. In that role, he was responsible for overseeing all portfolio management within BlackRock, including the Fixed Income, Equity, Liquidity, and Alternative Investment Groups. Mr. Kapito serves as a member of the Board of Trustees of the University of Pennsylvania and the Harvard Business School Board of Dean’s Advisors. He has also been President of the Board of Directors for the Hope & Heroes Children's Cancer Fund since 2002. Mr. Kapito earned a BS degree in economics from the Wharton School of the University of Pennsylvania in 1979, and an MBA degree from Harvard Business School in 1983.
Stephen Cohen has been a Trustee of the Trust since 2024. Mr. Cohen has also served as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust since 2024. Mr. Cohen has also served as a Director of BlackRock Investment Management (UK) Limited, Director of BlackRock International Limited, and Director of BlackRock Group Limited since 2021. Mr. Cohen, Senior Managing Director, is BlackRock’s Chief Product Officer and a member of the Global Executive Committee. Mr. Cohen is responsible for the business strategy, innovation and commercialization of BlackRock’s full investment product platform, aligning product strategies with client needs and market trends, and unlocking new growth opportunities across iShares, Active, and Private Markets. Before assuming his current role in January 2024, Mr. Cohen served as the Head of Europe, Middle East and Africa from 2021, leading BlackRock in the region. He was previously Head of the iShares, Index and Wealth businesses in EMEA, overseeing BlackRock's relationships with wealth management firms and platforms, the development and distribution of active and index investments, and the firm’s equity index portfolio management capability in the region. Having joined BlackRock in 2011, Mr. Cohen initially served as the Chief Investment Strategist for International Fixed Income and iShares, and then, in 2016, as Global Head of Fixed Income Indexing. Prior to BlackRock, Mr. Cohen was Global Head of Equity Linked Strategy at Nomura Holdings, Inc. Mr. Cohen’s career began at UBS in 1996 before he joined ING Barings in 2003, having served as Director, Fixed Income at each firm. Mr. Cohen earned a Bachelor of Science degree in Economics from the University of Southampton, and holds certifications as a SFA Futures and Options Representative, a SFA Securities Registered Representative, and an IFPR Material Risk Taker.
John E. Kerrigan has been a Trustee of the Trust since 2005 and Chair of the Trust's Board since 2022. Mr. Kerrigan has also served as a Director of iShares, Inc. since 2005, a Trustee of iShares U.S. ETF Trust since 2011, Chair of the Equity Plus and Nominating and Governance Committees of each Board from 2019 to 2021, and as Chair of each Board since 2022. Mr.
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Kerrigan served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2010 to 2015. Mr. Kerrigan served as Chief Investment Officer of Santa Clara University from 2002 to 2025. Mr. Kerrigan was formerly a Managing Director at Merrill Lynch & Co., including the following responsibilities: Managing Director, Institutional Client Division, Western United States. Mr. Kerrigan has been a Director, since 1999, of The BASIC Fund (Bay Area Scholarships for Inner City Children). Mr. Kerrigan has a BA degree from Boston College and is a Chartered Financial Analyst Charterholder.
Jane D. Carlin has been a Trustee of the Trust since 2015 and Chair of the Securities Lending Committee since 2025. Ms. Carlin has also served as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust since 2015 and Chair of the Securities Lending Committee of each Board since 2025. Ms. Carlin has served as a consultant since 2012 and formerly served as Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley from 2006 to 2012. In addition, Ms. Carlin served as Managing Director and Global Head of the Bank Operational Risk Oversight Department of Credit Suisse Group from 2003 to 2006. Prior to that, Ms. Carlin served as Managing Director and Deputy General Counsel of Morgan Stanley. Ms. Carlin has over 30 years of experience in the financial sector and has served in a number of legal, regulatory, and risk management positions. Ms. Carlin has served as a member of the Audit Committee and as a Director of The Hanover Insurance Group, Inc., each since 2016, and as Chair of the Audit Committee since 2020. Ms. Carlin served as a member of the Audit Committee from 2012 to 2018, Chair of the Nominating and Governance Committee from 2017 to 2018 and as an Independent Director on the Board of PHH Corporation from 2012 to 2018. She previously served as a Director on the Boards of Astoria Financial Corporation and Astoria Bank. Ms. Carlin was appointed by the United States Treasury to the Financial Services Sector Coordinating Council for Critical Infrastructure Protection and Homeland Security, where she served as Chairperson from 2010 to 2012 and Vice Chair and Chair of the Cyber Security Committee from 2009 to 2010. Ms. Carlin has a BA degree in political science from State University of New York at Stony Brook and a JD degree from Benjamin N. Cardozo School of Law.
Richard L. Fagnani has been a Trustee of the Trust since 2017 and Chair of the 15(c) Committee since 2025. Mr. Fagnani has also served as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust since 2017 and Chair of the 15(c) Committee of each Board since 2025. Mr. Fagnani served as an Advisory Board Member of the Trust, iShares U.S. ETF Trust and iShares, Inc. from April 2017 to June 2017. Mr. Fagnani served as a Senior Audit Partner at KPMG LLP from 2002 to 2016, most recently as the U.S. asset management audit practice leader responsible for setting strategic direction and execution of the operating plan for the asset management audit practice. In addition, from 1977 to 2002, Mr. Fagnani served as an Audit Partner at Andersen LLP, where he developed and managed the asset management audit practice in the Philadelphia office. Mr. Fagnani served as a Trustee on the Board of the Walnut Street Theater in Philadelphia from 2009 to 2014 and as a member of the School of Business Advisory Board at LaSalle University from 2006 to 2014. Mr. Fagnani has also served as a Director of One Generation Away, a non-profit which works to bring healthy food directly to people in need, since 2021. Mr. Fagnani has a BS degree in Accounting from LaSalle University.
Laura F. Fergerson has been a Trustee of the Trust since 2024 and Chair of the Audit Committee of the Trust since 2025. Ms. Fergerson has also served as a Director of iShares, Inc., a Trustee of iShares U.S. ETF Trust since 2024, and Chair of the Audit Committee of each Board since 2025. From 2017 to 2024, Ms. Fergerson was the President of Franklin Templeton Services, LLC where she led the global fund administration division. Prior to that, she held various roles at Franklin Templeton since 1993, which included managing financial and regulatory reporting and global fund tax. Ms. Fergerson has been a Director, since 2019, of the Crocker Art Museum Association and was the President, from 2022 to 2023, of the Crocker Art Museum Foundation. Ms. Fergerson has a BA degree in Economics from the University of California, Berkeley and is a Certified Public Accountant (inactive) and a member of the American Institute of Certified Public Accountants.
Cecilia H. Herbert has been a Trustee of the Trust since 2005. Ms. Herbert has also served as a Director of iShares, Inc. since 2005, a Trustee of iShares U.S. ETF Trust since 2011 and Chair of the Trust's Board from 2016 to 2021. Ms. Herbert served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2010 to 2015. Previously, Ms. Herbert served as Trustee of the Montgomery Funds from 1992 to 2003, the Pacific Select Funds from 2004 to 2005, the Forward Funds from 2009 to 2018, the Salient Funds from 2015 to 2018 and the Thrivent Church Loan and Income Fund from 2019 to 2022. She has served as a member of the Finance, Audit and Quality Committees and Trustee of Stanford Health Care since 2016 and became Chair of the Finance Committee of Stanford Health Care in 2019. She has served as a Trustee of WNET, New York’s public media station, since 2011 and a Member of its Audit Committee since 2018. She was appointed to the Wyoming State Investment Funds Committee in 2022. She became a member of the Governing Council of the Independent Directors Council in 2018. She served as a Director of the Senior Center of Jackson Hole from 2020 to 2023 and of the Jackson Hole Center for the Arts since 2021. She was President of the Board of Catholic Charities CYO, the largest social services agency in the San Francisco Bay Area, from 2007 to 2011 and a member of that board from 1992 to 2013. From 1973 to 1990 she worked at J.P.
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Morgan/Morgan Guaranty Trust doing international corporate finance and corporate lending, retiring as Managing Director and Head of the West Coast Office. Ms. Herbert has been on numerous non-profit boards, chairing investment and finance committees. She holds a double major in economics and communications from Stanford University and an MBA from Harvard Business School.
James Lam has been a Trustee of the Trust since 2024 and Chair of the Risk Committee of the Trust since 2025. Mr. Lam has also served as a Director of iShares, Inc., a Trustee of iShares U.S. ETF Trust since 2024, and Chair of the Risk Committee of each Board since 2025. Mr. Lam has over 40 years of experience in corporate governance and risk management as a board director, management consultant, and chief risk officer. He has previously served as a director on public, private, and fund boards, including leadership roles as the chair of the risk, audit, and compliance committees. From 2012 to 2020, Mr. Lam was a Director of E*TRADE Financial and E*TRADE Bank, where he served as Risk Oversight Committee Chair and Audit Committee Member. Mr. Lam has been President of James Lam & Associates, Inc., a risk management consulting firm serving global clients across all major industry sectors, since 2002. Previously, Mr. Lam served as Founder and President of ERisk, a Partner of Oliver Wyman, and the Chief Risk Officer of Fidelity Investments. Mr. Lam has served as a Director of the FAIR Institute, a not-for-profit organization dedicated to advancing the discipline of cyber risk quantification, since 2020. Mr. Lam is the author of “Enterprise Risk Management” and “Implementing Enterprise Risk Management,” leading risk management books. He holds the NACD Directorship Certification and the NACD CERT Certificate in Cyber-Risk Oversight. Mr. Lam has been an adjunct professor at Carnegie Mellon University since 2018 and a member of the Zicklin School of Business Dean's Council of Baruch College since 2017. Mr. Lam has a BBA from Baruch College and an MBA from the University of California, Los Angeles.
Drew E. Lawton has been a Trustee of the Trust since 2017 and Chair of the Fixed Income Plus Committee of the Trust since 2025. Mr. Lawton has also served as a Director of iShares, Inc., a Trustee of iShares U.S. ETF Trust, and Chair of the Fixed Income Plus Committee of each Board since 2025. Mr. Lawton also served as an Advisory Board Member of the Trust, iShares, Inc. and iShares U.S. ETF Trust from 2016 to 2017. Mr. Lawton served as Director of Principal Funds, Inc., Principal Variable Contracts Funds, Inc. and Principal Exchange-Traded Funds from March 2016 to October 2016. Mr. Lawton has also served as a member of the Compensation and Finance and Risk Committees and Director of Jackson Financial Inc. since 2021. Mr. Lawton served in various capacities at New York Life Insurance Company from 2010 to 2015, most recently as a Senior Managing Director and Chief Executive Officer of New York Life Investment Management. From 2008 to 2010, Mr. Lawton was the President of Fridson Investment Advisors, LLC. Mr. Lawton previously held multiple roles at Fidelity Investments from 1997 to 2008. Mr. Lawton has been an Adjunct Professor at the University of North Texas since 2021. Mr. Lawton has a BA degree in Administrative Science from Yale University and an MBA from University of North Texas.
John E. Martinez has been a Trustee of the Trust since 2003 and Chair of the Equity Plus Committee of the Trust since 2025. Mr. Martinez has also served as a Director of iShares, Inc. since 2003, a Trustee of iShares U.S. ETF Trust since 2011, and Chair of the Equity Plus Committee of each Board since 2025. Mr. Martinez served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2010 to 2015. Mr. Martinez is a Director of Real Estate Equity Exchange, Inc., providing governance oversight and consulting services to this privately held firm that develops products and strategies for homeowners in managing the equity in their homes. From 2017 to 2020, Mr. Martinez served as a Board member for the Cloudera Foundation. Mr. Martinez previously served as Director of Barclays Global Investors (“BGI”) UK Holdings, where he provided governance oversight representing BGI’s shareholders (Barclays PLC, BGI management shareholders) through oversight of BGI’s worldwide activities. Mr. Martinez also previously served as Co-Chief Executive Officer of the Global Index and Markets Group of BGI, Chairman of Barclays Global Investor Services and Chief Executive Officer of the Capital Markets Group of BGI. From 2003 to 2012, he was a Director and Executive Committee Member for Larkin Street Youth Services. He now serves on the Larkin Street Honorary Board. From 2012 to 2016, Mr. Martinez served as a Director for Reading Partners. Mr. Martinez has an AB degree in economics from The University of California, Berkeley and holds an MBA degree in finance and statistics from The University of Chicago Booth School of Business.
Madhav V. Rajan has been a Trustee of the Trust since 2011 and Chair of the Nominating and Governance Committee of the Trust since 2025. Mr. Rajan has also served as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust since 2011, and Chair of the Nominating and Governance Committee of each Board since 2025. Mr. Rajan served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2011 to 2015. Mr. Rajan is the Dean and George Pratt Shultz Professor of Accounting at the University of Chicago Booth School of Business and also serves as Chair of the Board for the Center for Research in Security Prices, LLC, an affiliate of the University of Chicago Booth School of Business, since 2020. He has served on the Advisory Board of C.M. Capital Corporation since 2016 and as a Director of C.M. Capital Corporation since 2020. Mr. Rajan has served as a director of WellBe Senior Medical since 2023. From 2001 to 2017, Mr. Rajan was the Robert K. Jaedicke
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Professor of Accounting at the Stanford University Graduate School of Business. In April 2017, he received the school’s Robert T. Davis Award for Lifetime Achievement and Service. He has taught accounting for over 25 years to undergraduate, MBA and law students, as well as to senior executives. From 2010 to 2016, Mr. Rajan served as the Senior Associate Dean for Academic Affairs and head of the MBA Program at the Stanford University Graduate School of Business. Mr. Rajan served as editor of “The Accounting Review” from 2002 to 2008 and is co-author of “Cost Accounting: A Managerial Emphasis,” a leading cost accounting textbook. From 2013 to 2018, Mr. Rajan served on the Board of Directors of Cavium Inc., a semiconductor company. Mr. Rajan holds MS and PhD degrees in Accounting from Carnegie Mellon University.
Board – Leadership Structure and Oversight Responsibilities
Overall responsibility for oversight of the Funds rests with the Board. The Board has engaged BFA to manage the Funds on a day-to-day basis. The Board is responsible for overseeing BFA and other service providers in the operations of the Funds in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust’s charter. The Board is currently composed of eleven members, nine of whom are Independent Trustees. The Board currently conducts regular in person meetings four times a year. In addition, the Board frequently holds special in person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. The Independent Trustees meet regularly outside the presence of management, in executive session or with other service providers to the Trust.
The Board has appointed an Independent Trustee to serve in the role of Board Chair. The Board Chair’s role is to preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Board Chair may also perform such other functions as may be delegated by the Board from time to time. The Board has established seven standing Committees: a Nominating and Governance Committee, an Audit Committee, a 15(c) Committee, a Securities Lending Committee, a Risk Committee, an Equity Plus Committee and a Fixed Income Plus Committee to assist the Board in the oversight and direction of the business and affairs of the Funds, and from time to time the Board may establish ad hoc committees or informal working groups to review and address the policies and practices of the Funds with respect to certain specified matters. The Chair of each standing Committee is an Independent Trustee. The role of the Chair of each Committee is to preside at all meetings of the Committee and to act as a liaison with service providers, officers, attorneys and other Trustees between meetings. Each standing Committee meets regularly to conduct the oversight functions delegated to the Committee by the Board and reports its finding to the Board. The Board and each standing Committee conduct annual assessments of their oversight function and structure. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise independent judgment over management and it allocates areas of responsibility among committees of Independent Trustees and the full Board to enhance effective oversight.
Day-to-day risk management with respect to the Funds is the responsibility of BFA or other service providers (depending on the nature of the risk), subject to the supervision of BFA. Each Fund is subject to a number of risks, including investment, compliance, operational, reputational, counterparty and valuation risks, among others. While there are a number of risk management functions performed by BFA and other service providers, as applicable, it is not possible to identify and eliminate all of the risks applicable to the Funds. The Trustees have an oversight role in this area, satisfying themselves that risk management processes and controls are in place and operating effectively. Risk oversight forms part of the Board’s general oversight of each Fund and is addressed as part of various Board and committee activities. In some cases, risk management issues are specifically addressed in presentations and discussions. For example, BFA has an independent dedicated Risk and Quantitative Analysis Group (“RQA”) that assists BFA in managing fiduciary and corporate risks, including investment, operational, counterparty credit and enterprise risk. Representatives of RQA meet with the Board to discuss their analysis and methodologies, as well as specific risk topics such as operational and counterparty risks relating to the Funds. The Board, directly or through a committee, also reviews reports from, among others, management and the independent registered public accounting firm for the Trust, as appropriate, regarding risks faced by each Fund and management’s risk functions. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Trust's compliance program, including assessments by independent third parties, and reports to the Board regarding compliance matters for the Trust and its principal service providers. In testing and maintaining the compliance program, the Chief Compliance Officer (and his or her delegates) assesses key compliance risks affecting each Fund, and addresses them in periodic reports to the Board. In addition, the Audit Committee meets with both the Funds' independent registered public accounting firm and BFA’s internal audit group to review risk controls in place that support each Fund as well as test results. Board oversight of risk is also performed as needed between meetings through communications between BFA and the Board. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight
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responsibilities. From time to time, the Board may modify the manner in which it conducts risk oversight. The Board’s oversight role does not make it a guarantor of the Funds' investment performance or other activities.
Committees of the Board of Trustees.  The members of the Audit Committee are Laura F. Fergerson (Chair), Richard L. Fagnani (Co-Chair from January 1, 2025 to June 30, 2025), Cecilia H. Herbert and John E. Martinez, each of whom is an Independent Trustee. The purposes of the Audit Committee are to assist the Board (i) in its oversight of the Trust's accounting and financial reporting principles and policies and related controls and procedures maintained by or on behalf of the Trust; (ii) in its oversight of the Trust's financial statements and the independent audit thereof; (iii) in selecting, evaluating and, where deemed appropriate, replacing the independent accountants (or nominating the independent accountants to be proposed for shareholder approval in any proxy statement); (iv) in evaluating the independence of the independent accountants; (v) in complying with legal and regulatory requirements that relate to the Trust's accounting and financial reporting, internal controls, compliance controls and independent audits; and (vi) to assume such other responsibilities as may be delegated by the Board. The Audit Committee met five times during the fiscal year ended July 31, 2025.
The members of the Nominating and Governance Committee are Madhav V. Rajan (Chair), Richard L. Fagnani, Laura F. Fergerson, and Cecilia H. Herbert, each of whom is an Independent Trustee. The Nominating and Governance Committee nominates individuals for Independent Trustee membership on the Board and recommends appointments to the Advisory Board. The Nominating and Governance Committee functions include, but are not limited to, the following: (i) reviewing the qualifications of any person properly identified or nominated to serve as an Independent Trustee; (ii) recommending to the Board and current Independent Trustees the nominee(s) for appointment as an Independent Trustee by the Board and current Independent Trustees and/or for election as Independent Trustees by shareholders to fill any vacancy for a position of Independent Trustee(s) on the Board; (iii) recommending to the Board and current Independent Trustees the size and composition of the Board and Board committees and whether they comply with applicable laws and regulations; (iv) recommending a current Independent Trustee to the Board and current Independent Trustees to serve as Board Chair; (v) periodic review of the Board's retirement policy; and (vi) recommending an appropriate level of compensation for the Independent Trustees for their services as Trustees, members or chairpersons of committees of the Board, Board Chair and any other positions as the Nominating and Governance Committee considers appropriate. The Nominating and Governance Committee does not consider Board nominations recommended by shareholders (acting solely in their capacity as a shareholder and not in any other capacity). The Nominating and Governance Committee met three times during the fiscal year ended July 31, 2025.
Each Independent Trustee serves on the 15(c) Committee. The Chair of the 15(c) Committee is Richard L. Fagnani. The principal responsibilities of the 15(c) Committee are to support, oversee and organize on behalf of the Board the process for the annual review and renewal of the Trust's advisory and sub-advisory agreements. These responsibilities include: (i) meeting with BlackRock, Inc. in advance of the Board meeting at which the Trust's advisory and sub-advisory agreements are to be considered to discuss generally the process for providing requested information to the Board and the format in which information will be provided; and (ii) considering and discussing with BlackRock, Inc. such other matters and information as may be necessary and appropriate for the Board to evaluate the investment advisory and sub-advisory agreements of the Trust. The 15(c) Committee met two times during the fiscal year ended July 31, 2025.
The members of the Securities Lending Committee are Jane D. Carlin (Chair), James C. Lam, Drew E. Lawton and John E. Martinez, each of whom is an Independent Trustee. The principal responsibilities of the Securities Lending Committee are to support, oversee and organize on behalf of the Board the process for oversight of the Trust's securities lending activities. These responsibilities include: (i) requesting that certain information be provided to the Committee for its review and consideration prior to such information being provided to the Board; (ii) considering and discussing with BlackRock, Inc. such other matters and information as may be necessary and appropriate for the Board to oversee the Trust's securities lending activities and make required findings and approvals; and (iii) providing a recommendation to the Board regarding the annual approval of the Trust's Securities Lending Guidelines and the required findings with respect to, and annual approval of, the Trust's agreement with the securities lending agent. The Securities Lending Committee met six times during the fiscal year ended July 31, 2025.
The members of the Equity Plus Committee are John E. Martinez (Chair), Jane D. Carlin, Richard L. Fagnani, and Cecilia H. Herbert, each of whom is an Independent Trustee. The principal responsibilities of the Equity Plus Committee are to support, oversee and organize on behalf of the Board the process for oversight of Trust performance and related matters for equity funds. These responsibilities include: (i) reviewing quarterly reports regarding Trust performance, secondary market trading and changes in net assets to identify any matters that should be brought to the attention of the Board; and (ii) considering
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any performance or investment related matters as may be delegated to the Committee by the Board from time to time and providing a report or recommendation to the Board as appropriate. The Equity Plus Committee met four times during the fiscal year ended July 31, 2025.
The members of the Fixed Income Plus Committee are Drew E. Lawton (Chair), Laura F. Fergerson, James C. Lam and Madhav V. Rajan, each of whom is an Independent Trustee. The principal responsibilities of the Fixed Income Plus Committee are to support, oversee and organize on behalf of the Board the process for oversight of Trust performance and related matters for fixed-income or multi-asset funds. These responsibilities include: (i) reviewing quarterly reports regarding Trust performance, secondary market trading and changes in net assets to identify any matters that should be brought to the attention of the Board; and (ii) considering any performance or investment related matters as may be delegated to the Committee by the Board from time to time and providing a report or recommendation to the Board as appropriate. The Fixed Income Plus Committee met four times during the fiscal year ended July 31, 2025.
The members of the Risk Committee are James C. Lam (Chair), Jane D. Carlin (Co-Chair from January 1, 2025 to June 30, 2025), Cecilia H. Herbert, Drew E. Lawton and Madhav V. Rajan, each of whom is an Independent Trustee. The principal responsibility of the Risk Committee is to consider and organize on behalf of the Board risk related matters of the Funds so the Board may most effectively structure itself to oversee them. The Risk Committee commenced on January 1, 2016. The Risk Committee met five times during the fiscal year ended July 31, 2025.
As the Chair of the Board, John E. Kerrigan may serve as an ex-officio member of each Committee.
The following table sets forth, as of December 31, 2024, the dollar range of equity securities beneficially owned by each Trustee in the Funds and in other registered investment companies overseen by the Trustee within the same family of investment companies as the Trust. If a fund is not listed below, the Trustee did not own any securities in that fund as of the date indicated above:
Name	Fund	Dollar Range of Equity Securities in Named Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Robert S. Kapito	None	None	None

Stephen Cohen[1]	None	None	None

John E. Kerrigan	iShares Core MSCI Emerging Markets ETF	$1-$10,000	Over $100,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares ESG Advanced MSCI EAFE ETF	$1-$10,000
	iShares ESG Advanced MSCI USA ETF	$10,001-$50,000
	iShares ESG Aware MSCI EAFE ETF	$10,001-$50,000
	iShares ESG Aware MSCI EM ETF	$1-$10,000
	iShares ESG Aware MSCI USA ETF	$10,001-$50,000
	iShares ESG Aware MSCI USA Small-Cap ETF	$10,001-$50,000
	iShares ESG MSCI KLD 400 ETF	$10,001-$50,000
	iShares Future Exponential Technologies ETF	Over $100,000
	iShares Genomics Immunology and Healthcare ETF	$50,001-$100,000
	iShares Global Clean Energy ETF	Over $100,000
	iShares Global Infrastructure ETF	Over $100,000
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Name	Fund	Dollar Range of Equity Securities in Named Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
	iShares MSCI ACWI ex U.S. ETF	Over $100,000
	iShares MSCI EAFE Growth ETF	$10,001-$50,000
	iShares MSCI EAFE Value ETF	$10,001-$50,000
	iShares MSCI Emerging Markets ex China ETF	$10,001-$50,000
	iShares MSCI USA Equal Weighted ETF	Over $100,000
	iShares ESG Optimized MSCI USA ETF	$10,001-$50,000
	iShares MSCI USA Quality Factor ETF	$10,001-$50,000
	iShares S&P 500 Growth ETF	$50,001-$100,000
	iShares S&P 500 Value ETF	$10,001-$50,000
	iShares U.S. Infrastructure ETF	$1-$10,000
	iShares U.S. Technology ETF	$10,001-$50,000

Jane D. Carlin	iShares Core MSCI EAFE ETF	$50,001-$100,000	Over $100,000
	iShares Core MSCI Emerging Markets ETF	$10,001-$50,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P Mid-Cap ETF	$10,001-$50,000
	iShares Core S&P Small-Cap ETF	Over $100,000
	iShares Global Clean Energy ETF	$1-$10,000
	iShares MSCI ACWI ex U.S. ETF	$50,001-$100,000
	iShares MSCI Global Select Metals and Mining Producers	$10,001-$50,000
	iShares Select Dividend ETF	$50,001-$100,000
	iShares Short Treasury Bond ETF	$10,001-$50,000

Richard L. Fagnani	iShares Core Dividend Growth ETF	Over $100,000	Over $100,000
	iShares Core MSCI EAFE ETF	$50,001-$100,000
	iShares Core MSCI Europe ETF	$50,001-$100,000
	iShares Core MSCI International Developed Markets ETF	Over $100,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P Small-Cap ETF	Over $100,000
	iShares Core S&P Total U.S. Stock Market ETF	Over $100,000
	iShares Core S&P U.S. Growth ETF	Over $100,000
	iShares International Dividend Growth ETF	$50,001-$100,000
	iShares Morningstar Growth ETF	Over $100,000
	iShares Morningstar Mid-Cap ETF	Over $100,000
	iShares Morningstar Mid-Cap Value ETF	$10,001-$50,000
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Name	Fund	Dollar Range of Equity Securities in Named Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
	iShares MSCI Intl Momentum Factor ETF	Over $100,000
	iShares MSCI Intl Value Factor ETF	$50,001-$100,000
	iShares U.S. Real Estate ETF	$10,001-$50,000

Laura F. Fergerson[2]	iShares Core S&P Small-Cap ETF	$50,001-$100,000	Over $100,000
	iShares Preferred and Income Securities ETF	Over $100,000
	iShares Russell 1000 Growth ETF	$50,001-$100,000
	iShares Russell 2000 Growth ETF	$50,001-$100,000

Cecilia H. Herbert	iShares 1-5 Year Investment Grade Corporate Bond ETF	$10,001-$50,000	Over $100,000
	iShares Core Dividend Growth ETF	Over $100,000
	iShares Core MSCI Total International Stock ETF	$10,001-$50,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P U.S. Growth ETF	Over $100,000
	iShares Core S&P U.S. Value ETF	Over $100,000
	iShares MSCI USA Value Factor ETF	Over $100,000

James Lam[2]	iShares 7-10 Year Treasury Bond ETF	Over $100,000	Over $100,000
	iShares 10-20 Year Treasury Bond ETF	$50,001-$100,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P Mid-Cap ETF	Over $100,000
	iShares Dow Jones U.S. ETF	Over $100,000
	iShares Global Infrastructure ETF	$50,001-$100,000
	iShares Russell 2000 Growth ETF	Over $100,000
	iShares Russell 2000 Value ETF	Over $100,000
	iShares S&P 500 Growth ETF	Over $100,000
	iShares S&P 500 Value ETF	Over $100,000
	iShares Semiconductor ETF	$50,001-$100,000
	iShares TIPS Bond ETF	Over $100,000

Drew E. Lawton	iShares 1-3 Year Treasury Bond ETF	Over $100,000	Over $100,000
	iShares 20+ Year Treasury Bond BuyWrite Strategy ETF	$50,001-$100,000
	iShares Biotechnology ETF	$50,001-$100,000
	iShares Core Dividend Growth ETF	Over $100,000
	iShares Core MSCI Total International Stock ETF	$10,001-$50,000
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Name	Fund	Dollar Range of Equity Securities in Named Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
	iShares Core S&P Total U.S. Stock Market ETF	Over $100,000
	iShares Core US Aggregate Bond ETF	$50,001-$100,000
	iShares Expanded Tech Sector ETF	$50,001-$100,000
	iShares Future Exponential Technologies ETF	Over $100,000
	iShares Global Financials ETF	$10,001-$50,000
	iShares MSCI Japan ETF	$50,001-$100,000
	iShares U.S. Financial Services ETF	$10,001-$50,000
	iShares U.S. Financials ETF	$10,001-$50,000
	iShares U.S. Healthcare ETF	Over $100,000

John E. Martinez	iShares Core MSCI International Developed Markets ETF	$10,001-$50,000	Over $100,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P Small-Cap ETF	Over $100,000
	iShares Global Consumer Staples ETF	$50,001-$100,000
	iShares Large Cap Max Buffer Sep ETF	Over $100,000
	iShares Russell 1000 ETF	Over $100,000
	iShares Russell 2000 ETF	Over $100,000

Madhav V. Rajan	iShares Core MSCI International Developed Markets ETF	Over $100,000	Over $100,000
	iShares Core S&P 500 ETF	Over $100,000

1
Appointed to serve as an Interested Trustee effective March 5, 2024.
2
Appointed to serve as an Independent Trustee effective April 8, 2024.
As of December 31, 2024, none of the Independent Trustees or their immediate family members owned beneficially or of record any securities of BFA (the Funds' investment adviser), the Distributor or any person controlling, controlled by or under common control with BFA or the Distributor.
Remuneration of Trustees and Advisory Board Members.  Effective January 1, 2025, each current Independent Trustee is paid an annual retainer of $475,000 for his or her services as a Board member to the BlackRock-advised Funds in the iShares Complex, together with out-of-pocket expenses in accordance with the Board’s policy on travel and other business expenses relating to attendance at meetings. The annual retainer for services as an Advisory Board Member is the same as the annual retainer for services as a Board member. The Independent Chair of the Board is paid an additional annual retainer of $125,000. The Chair of each of the Audit Committee, Risk Committee, Equity Plus Committee, Fixed Income Plus Committee, Securities Lending Committee, Nominating and Governance Committee and 15(c) Committee is paid an additional annual retainer of $50,000. The Co-Chair of each of the Audit Committee and Risk Committee was paid an additional retainer of $25,000. Prior to January 1, 2025, each Independent Trustee that served as a director of subsidiaries of the iShares Complex was paid an additional annual retainer of $10,000.
The table below sets forth the compensation paid to each Independent Trustee for services to the Funds and the aggregate compensation paid to them for services to the iShares Complex. Because BFA has agreed in the Investment Advisory
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Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation from its management fees. Compensation from the iShares Complex is not paid to Interested Trustees.
Trustee	Aggregate Compensation for the Funds in this SAI[1]	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Benefits Upon Retirement	Aggregate Compensation for the iShares Complex[2]
Interested Trustees:

Robert S. Kapito	None	Not Applicable	Not Applicable	None
Stephen Cohen[3]	None	Not Applicable	Not Applicable	None

Independent Trustees:

Jane D. Carlin	$4,840	Not Applicable	Not Applicable	$505,000
Richard L. Fagnani	4,797	Not Applicable	Not Applicable	515,000
Laura F. Fergerson[4]	4,201	Not Applicable	Not Applicable	341,250
Cecilia H. Herbert	4,645	Not Applicable	Not Applicable	525,000
John E. Kerrigan	5,543	Not Applicable	Not Applicable	580,000
James Lam[4]	4,201	Not Applicable	Not Applicable	341,250
Drew E. Lawton	4,875	Not Applicable	Not Applicable	500,000
John E. Martinez	4,781	Not Applicable	Not Applicable	490,000
Madhav V. Rajan	4,781	Not Applicable	Not Applicable	490,000

1
Calculated by multiplying the “Aggregate Compensation for the iShares Complex” by the number of Funds in this SAI compared to the number of funds in the iShares Complex as of the fiscal year end.
2
Includes compensation for services to iShares, Inc., iShares Trust, and iShares U.S. ETF Trust for the most recent calendar year end.
3
Appointed to serve as an Interested Trustee effective March 5, 2024.
4
Appointed to serve as an Independent Trustee effective April 8, 2024.
Control Persons and Principal Holders of Securities.
The Trustees and officers of the Trust collectively owned less than 1% of each Fund's outstanding shares as of October 31, 2025.
Although the Trust does not have information concerning the beneficial ownership of shares held in the names of Depository Trust Company (“DTC”) participants (as defined below), as of October 31, 2025, the name and percentage ownership of each DTC participant that owned of record 5% or more of the outstanding shares of a Fund were as follows:

Fund	Name	Percentage of Ownership
iShares Core 30/70 Conservative Allocation ETF	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	21.47%
	National Financial Services LLC 245 Summer Street Boston, MA 02210	14.70%
	Ameriprise Enterprise Investment Services, Inc. 901 3rd Avenue South Minneapolis, MN 55474	7.63%
	LPL Financial Corporation 9785 Towne Centre Drive San Diego, CA 92121-1968	6.62%
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Fund	Name	Percentage of Ownership
	Pershing LLC One Pershing Plaza Jersey City, NJ 07399	5.92%
	Morgan Stanley Smith Barney LLC One New York Plaza New York, NY 10004	5.28%

iShares Core 40/60 Moderate Allocation ETF	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	20.69%
	National Financial Services LLC 245 Summer Street Boston, MA 02210	15.90%
	Ameriprise Enterprise Investment Services, Inc. 901 3rd Avenue South Minneapolis, MN 55474	9.00%
	The Bank of New York Mellon 111 Sanders Creek Parkway 2nd Floor East Syracuse, NY 13057	9.00%
	LPL Financial Corporation 9785 Towne Centre Drive San Diego, CA 92121-1968	6.85%
	Pershing LLC One Pershing Plaza Jersey City, NJ 07399	5.82%

iShares Core 60/40 Balanced Allocation ETF	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	25.45%
	National Financial Services LLC 245 Summer Street Boston, MA 02210	19.69%
	The Bank of New York Mellon 111 Sanders Creek Parkway 2nd Floor East Syracuse, NY 13057	5.16%

iShares Core 80/20 Aggressive Allocation ETF	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	27.01%
	National Financial Services LLC 245 Summer Street Boston, MA 02210	21.45%
	Apex Clearing Corporation One Dallas Center 350 M. St. Paul Suite 1300 Dallas, TX 75201	9.34%
	Ameriprise Enterprise Investment Services, Inc. 901 3rd Avenue South Minneapolis, MN 55474	5.27%
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Fund	Name	Percentage of Ownership

Conflicts of Interest.  Certain activities of BlackRock, Inc., BlackRock Advisors, LLC, BlackRock Fund Advisors and the other subsidiaries of BlackRock, Inc. (collectively referred to in this section as “BlackRock”) and their respective directors, officers or employees, with respect to the Funds and/or other accounts managed by BlackRock, may give rise to actual or perceived conflicts of interest such as those described below.
BlackRock is one of the world’s largest asset management firms. BlackRock, its subsidiaries and their respective directors, officers and employees, including the business units or entities and personnel who may be involved in the investment activities and business operations of a Fund, are engaged worldwide in businesses, including managing equities, fixed income securities, cash and alternative investments, and other financial services, and have interests other than that of managing the Funds. These are considerations of which investors in a Fund should be aware, and which may cause conflicts of interest that could disadvantage a Fund and its shareholders. These businesses and interests include potential multiple advisory, transactional, financial and other relationships with, or interests in companies and interests in securities or other instruments that may be purchased or sold by a Fund.
BlackRock has proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of a Fund and/or that engage in transactions in the same types of securities, currencies and instruments as the Fund. BlackRock is also a major participant in the global currency, equities, swap and fixed income markets, in each case, for the accounts of clients and, in some cases, on a proprietary basis. As such, BlackRock is or may be actively engaged in transactions in the same securities, currencies, and instruments in which a Fund invests.
Such activities could affect the prices and availability of the securities, currencies, and instruments in which a Fund invests, which could have an adverse impact on a Fund’s performance. Such transactions, particularly in respect of most proprietary accounts or client accounts, will be executed independently of a Fund’s transactions and thus at prices or rates that may be more or less favorable than those obtained by the Fund. In addition, the portfolio holdings of certain BlackRock-advised investment vehicles managed in an identical or substantially similar manner as certain Funds are made publicly available on a more timely basis than the applicable Fund. In some cases, such portfolio holdings are made publicly available on a daily basis. While not expected, it is possible that a recipient of portfolio holdings information for such an investment vehicle could cause harm to a Fund that is managed in an identical or substantially similar manner, including by trading ahead of or against such Fund based on the information received.
When BlackRock seeks to purchase or sell the same assets for client accounts, including a Fund, the assets actually purchased or sold may be allocated among the accounts on a basis determined in its good faith discretion to be equitable. In some cases, this system may adversely affect the size or price of the assets purchased or sold for a Fund. In addition, transactions in investments by one or more other accounts managed by BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of a Fund, particularly, but not limited to, with respect to small capitalization, emerging market or less liquid strategies. This may occur with respect to BlackRock-advised accounts when investment decisions regarding a Fund are based on research or other information that is also used to support decisions for other accounts. When BlackRock implements a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for a Fund, market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Fund could otherwise be disadvantaged. BlackRock may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences, which may cause a Fund to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so.
Conflicts may also arise because portfolio decisions regarding a Fund may benefit other accounts managed by BlackRock. For example, the sale of a long position or establishment of a short position by a Fund may impair the price of the same security sold short by (and therefore benefit) BlackRock or its other accounts or funds, and the purchase of a security or covering of a short position in a security by a Fund may increase the price of the same security held by (and therefore benefit) BlackRock or its other accounts or funds.
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BlackRock, on behalf of other client accounts, on the one hand, and a Fund, on the other hand, may invest in or extend credit to different parts of the capital structure of a single issuer. BlackRock may pursue rights, provide advice or engage in other activities, or refrain from pursuing rights, providing advice or engaging in other activities, on behalf of other clients with respect to an issuer in which a Fund has invested, and such actions (or refraining from action) may have a material adverse effect on the Fund. In situations in which clients of BlackRock (including the Funds) hold positions in multiple parts of the capital structure of an issuer, BlackRock may not pursue certain actions or remedies that may be available to a Fund, as a result of legal and regulatory requirements or otherwise. BlackRock addresses these and other potential conflicts of interest based on the facts and circumstances of particular situations. For example, BlackRock may determine to rely on information barriers between different business units or portfolio management teams. BlackRock may also determine to rely on the actions of similarly situated holders of loans or securities rather than, or in connection with, taking such actions itself on behalf of the Funds.
In addition, to the extent permitted by applicable law, certain Funds may invest their assets in other funds advised by BlackRock, including funds that are managed by one or more of the same portfolio managers, which could result in conflicts of interest relating to asset allocation, timing of Fund purchases and redemptions or sales, and increased remuneration and profitability for BlackRock and/or its personnel, including portfolio managers.
In certain circumstances, BlackRock, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BlackRock. BlackRock may (but is not required to) effect purchases and sales between BlackRock clients (“cross trades”), including the Funds, if BlackRock believes such transactions are appropriate based on each party’s investment objectives and guidelines, subject to applicable law and regulation. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit BlackRock’s decision to engage in these transactions for the Funds. BlackRock may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.
BlackRock and its clients may pursue or enforce rights with respect to an issuer in which a Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of the Fund’s investments may be negatively impacted by the activities of BlackRock or its clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.
The results of a Fund’s investment activities may differ significantly from the results achieved by BlackRock for its proprietary accounts or other accounts (including investment companies or collective investment vehicles) that it manages or advises. It is possible that one or more accounts managed or advised by BlackRock and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which one or more proprietary or other accounts managed or advised by BlackRock achieve significant profits. The opposite result is also possible.
From time to time, a Fund may be restricted from purchasing or selling securities, or from engaging in other investment activities because of regulatory, legal or contractual requirements applicable to BlackRock or other accounts managed or advised by BlackRock, and/or the internal policies of BlackRock designed to comply with such requirements. As a result, there may be periods, for example, when BlackRock will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which BlackRock is performing services or when position limits have been reached. For example, the investment activities of BlackRock for its proprietary accounts and accounts under its management may limit the investment opportunities for a Fund in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.
In connection with its management of a Fund, BlackRock may have access to certain fundamental analysis and proprietary technical models developed by BlackRock. BlackRock will not be under any obligation, however, to effect transactions on behalf of a Fund in accordance with such analysis and models. In addition, BlackRock will not have any obligation to make available any information regarding its proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of a Fund and it is not anticipated that BlackRock will have access to such information for the purpose of managing the Fund. The proprietary activities or portfolio strategies of BlackRock, or the activities or strategies used for accounts managed by BlackRock or other client accounts could conflict with the transactions and strategies employed by BlackRock in managing a Fund.
The Funds may be included in investment models developed by BlackRock for use by clients and financial advisors. To the extent clients invest in these investment models and increase the assets under management of the Funds, the investment
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management fee amounts paid by the Funds to BlackRock may also increase. The net asset value and liquidity of a Fund may be impacted by purchases and sales of the Fund by model-driven investment portfolios, as well as by BlackRock itself and by its advisory clients. In addition, certain principals and certain employees of a Fund’s investment adviser are also principals or employees of other business units or entities within BlackRock. As a result, these principals and employees may have obligations to such other business units or entities or their clients and such obligations to other business units or entities or their clients may be a consideration of which investors in a Fund should be aware.
BlackRock may enter into transactions and invest in securities, instruments and currencies on behalf of a Fund in which clients of BlackRock, or, to the extent permitted by the SEC and applicable law, BlackRock, serves as the counterparty, principal or issuer. In such cases, such party’s interests in the transaction will be adverse to the interests of the Fund, and such party may have no incentive to assure that the Fund obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by a Fund may enhance the profitability of BlackRock.
BlackRock may also create, write or issue derivatives for clients, the underlying securities, currencies or instruments of which may be those in which a Fund invests or which may be based on the performance of the Fund. Additionally, an affiliate of BlackRock will create, write or issue options, which may be based on the performance of certain Funds. BlackRock has entered into an arrangement with Markit Indices Limited, the index provider for underlying fixed-income indexes used by certain iShares ETFs, related to derivative fixed-income products that are based on such iShares ETFs. Trading activity in these derivative products could also potentially lead to greater liquidity for such products, increased purchase activity with respect to these iShares ETFs and increased assets under management for BlackRock. A Fund may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by BlackRock and may also enter into transactions with other clients of BlackRock where such other clients have interests adverse to those of the Fund. At times, these activities may cause business units or entities within BlackRock to give advice to clients that may cause these clients to take actions adverse to the interests of the Fund. To the extent such transactions are permitted, a Fund will deal with BlackRock on an arms-length basis.
To the extent authorized by applicable law, BlackRock may act as broker, dealer, agent, lender or adviser or in other commercial capacities for a Fund. It is anticipated that the commissions, mark-ups, markdowns, financial advisory fees, underwriting and placement fees, sales fees, financing and commitment fees, brokerage fees, other fees, compensation or profits, rates, terms and conditions charged by BlackRock will be in its view commercially reasonable, although BlackRock, including its sales personnel, will have an interest in obtaining fees and other amounts that are favorable to BlackRock and such sales personnel, which may have an adverse effect on the Funds. Index based funds may use an index provider that is affiliated with another service provider of the Fund or BlackRock that acts as a broker, dealer, agent, lender or in other commercial capacities for a Fund or BlackRock.
Subject to applicable law, BlackRock (and its personnel and other distributors) will be entitled to retain fees and other amounts that they receive in connection with their service to the Funds as broker, dealer, agent, lender, adviser or in other commercial capacities. No accounting to the Funds or their shareholders will be required, and no fees or other compensation payable by the Funds or their shareholders will be reduced by reason of receipt by BlackRock of any such fees or other amounts.
When BlackRock acts as broker, dealer, agent, adviser or in other commercial capacities in relation to the Funds, BlackRock may take commercial steps in its own interests, which may have an adverse effect on the Funds. A Fund will be required to establish business relationships with its counterparties based on the Fund’s own credit standing. BlackRock will not have any obligation to allow its credit to be used in connection with a Fund’s establishment of its business relationships, nor is it expected that the Fund’s counterparties will rely on the credit of BlackRock in evaluating the Fund’s creditworthiness.
BTC, an affiliate of BlackRock, pursuant to SEC exemptive relief, acts as securities lending agent to, and receives a share of securities lending revenues from, the Funds. BlackRock will also receive compensation for managing the reinvestment of the cash collateral from securities lending. There are potential conflicts of interests in managing a securities lending program, including but not limited to: (i) BlackRock as securities lending agent may have an incentive to, among other things, increase or decrease the amount of securities on loan or to lend particular securities in order to generate additional risk-adjusted revenue for BlackRock and its affiliates; and (ii) BlackRock as securities lending agent may have an incentive to allocate loans
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to clients that would provide more revenue to BlackRock. As described further below, BlackRock seeks to mitigate this conflict by providing its securities lending clients with equal lending opportunities over time in order to approximate pro rata allocation.
As part of its securities lending program, BlackRock indemnifies the Funds and certain other clients and/ or funds against a shortfall in collateral in the event of borrower default. On a regular basis, BlackRock calculates the potential dollar exposure of collateral shortfall resulting from a borrower default (“shortfall risk”) in the securities lending program. BlackRock establishes program-wide borrower limits (“credit limits”) to actively manage borrower-specific credit exposure. BlackRock oversees the risk model that calculates projected collateral shortfall values using loan-level factors such as loan and collateral type and market value as well as specific borrower credit characteristics. When necessary, BlackRock may adjust securities lending program attributes by restricting eligible collateral or reducing borrower credit limits. As a result, the management of program-wide exposure as well as BlackRock-specific indemnification exposure may affect the amount of securities lending activity BlackRock may conduct at any given point in time by reducing the volume of lending opportunities for certain loans (including by asset type, collateral type and/or revenue profile).
BlackRock may decline to make a securities loan on behalf of a Fund, discontinue lending on behalf of a Fund or terminate a securities loan on behalf of a Fund for any reason, including but not limited to regulatory requirements and/or market rules, liquidity considerations, or credit considerations, which may impact Funds by reducing or eliminating the volume of lending opportunities for certain types of loans, loans in particular markets, loans of particular securities or types of securities, or for loans overall. In addition, some borrowers may prefer certain BlackRock lenders that provide additional protections against lender default that are favored by their prudential regulation.
BlackRock uses a predetermined systematic process in order to approximate pro rata allocation over time. In order to allocate a loan to a portfolio: (i) BlackRock as a whole must have sufficient lending capacity pursuant to the various program limits (i.e., indemnification exposure limit and borrower credit limits); (ii) the lending portfolio must hold the asset at the time a loan opportunity arrives; and (iii) the lending portfolio must also have enough inventory, either on its own or when aggregated with other portfolios into one single market delivery, to satisfy the loan request. In doing so, BlackRock seeks to provide equal lending opportunities for all portfolios, independent of whether BlackRock indemnifies the portfolio. Equal opportunities for lending portfolios does not guarantee equal outcomes. Specifically, short and long-term outcomes for individual clients may vary due to asset mix, asset/liability spreads on different securities, and the overall limits imposed by the firm.
Purchases and sales of securities and other assets for a Fund may be bunched or aggregated with orders for other BlackRock client accounts, including with accounts that pay different transaction costs solely due to the fact that they have different research payment arrangements. BlackRock, however, is not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that bunching or aggregating is not practicable or required, or in cases involving client direction.
Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.
BlackRock does not currently enter into arrangements to use the Fund’s assets for, or participate in, soft dollars, although BlackRock may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that BlackRock receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by BlackRock.
Subject to applicable law, BlackRock may select brokers that furnish BlackRock, the Funds, other BlackRock client accounts or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in BlackRock’s view, appropriate assistance to BlackRock in the investment decision-making process (including with respect to futures, fixed-price offerings and OTC transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; research-oriented software and other services and products.
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Research or other services obtained in this manner may be used in servicing any or all of the Funds and other BlackRock client accounts, including in connection with BlackRock client accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other BlackRock client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other BlackRock client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BlackRock client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Funds and to such other BlackRock client accounts. To the extent that BlackRock uses soft dollars, it will not have to pay for those products and services itself.
BlackRock, unless prohibited by applicable law, may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BlackRock believes are useful in its investment decision-making process. BlackRock may from time to time choose not to engage in the above described arrangements to varying degrees. BlackRock, unless prohibited by applicable law, may also enter into commission sharing arrangements under which BlackRock may execute transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BlackRock. To the extent that BlackRock engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.
BlackRock may utilize certain electronic crossing networks (“ECNs”) (including, without limitation, ECNs in which BlackRock has an investment or other interest, to the extent permitted by applicable law) in executing client securities transactions for certain types of securities. These ECNs may charge fees for their services, including access fees and transaction fees. The transaction fees, which are similar to commissions or markups/markdowns, will generally be charged to clients and, like commissions and markups/markdowns, would generally be included in the cost of the securities purchased. Access fees may be paid by BlackRock even though incurred in connection with executing transactions on behalf of clients, including the Funds. In certain circumstances, ECNs may offer volume discounts that will reduce the access fees typically paid by BlackRock. BlackRock will only utilize ECNs consistent with its obligation to seek to obtain best execution in client transactions.
BlackRock owns a minority interest in, and is a member of, Members Exchange (“MEMX”), a newly created U.S. stock exchange. Transactions for a Fund may be executed on MEMX if third party brokers select MEMX as the appropriate venue for execution of orders placed by BlackRock traders on behalf of client portfolios. In addition, transactions in ETF shares may be executed on MEMX if third party brokers select MEMX as the appropriate venue for the execution of such orders.
BlackRock has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Funds, and to help ensure that such decisions are made in accordance with BlackRock’s fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of BlackRock may have the effect of favoring the interests of other clients or businesses of other divisions or units of BlackRock, provided that BlackRock believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see “Proxy Voting Policies.”
It is also possible that, from time to time, BlackRock and /or its advisory clients (including other funds and separately managed accounts) may, subject to compliance with applicable law, purchase and hold shares of a Fund. Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio.
BlackRock reserves the right, subject to compliance with applicable law, to sell into the market or redeem in Creation Units through an Authorized Participant at any time some or all of the shares of the Fund acquired for its own accounts or the account of a BlackRock advisory client. A large sale or redemption of shares of the Fund by BlackRock itself or a BlackRock advisory client could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s liquidity, investment flexibility, portfolio diversification, expense ratio or ability to comply with the listing requirements for the Fund.
It is possible that a Fund may invest in securities of, or engage in transactions with, companies in which BlackRock has significant debt or equity investments or other interests. A Fund may also invest in issuances (such as structured notes) by entities for which BlackRock provides and is compensated for cash management services relating to the proceeds from the
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sale of such issuances. In making investment decisions for a Fund, BlackRock is not permitted to obtain or use material non-public information acquired by any unit of BlackRock, in the course of these activities. In addition, from time to time, the activities of BlackRock may limit a Fund’s flexibility in purchases and sales of securities. As indicated below, BlackRock may engage in transactions with companies in which BlackRock-advised funds or other clients of BlackRock have an investment.
BlackRock and its personnel and other financial service providers may have interests in promoting sales of the Funds. With respect to BlackRock and its personnel, the remuneration and profitability relating to services to and sales of the Funds or other products may be greater than remuneration and profitability relating to services to and sales of certain funds or other products that might be provided or offered. BlackRock and its sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the Funds or their shareholders. BlackRock and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher than for other products or services, and the remuneration and profitability to BlackRock and such personnel resulting from transactions on behalf of or management of the Funds may be greater than the remuneration and profitability resulting from other funds or products.
Third parties, including service providers to BlackRock or the Fund, may sponsor events (including, but not limited to, marketing and promotional activities and presentations, educational training programs and conferences) for registered representatives, other professionals and individual investors. There is a potential conflict of interest as such sponsorships may defray the costs of such activities to BlackRock, and may provide an incentive to BlackRock to retain such third parties to provide services to the Fund.
BlackRock may provide valuation assistance to certain clients with respect to certain securities or other investments and the valuation recommendations made for such clients’ accounts may differ from the valuations for the same securities or investments assigned by a Fund’s pricing vendors, especially if such valuations are based on broker-dealer quotes or other data sources unavailable to the Fund’s pricing vendors. While BlackRock will generally communicate its valuation information or determinations to a Fund’s pricing vendors and/or fund accountants, there may be instances where the Fund’s pricing vendors or fund accountants assign a different valuation to a security or other investment than the valuation for such security or investment determined or recommended by BlackRock.
As disclosed in more detail in “Determination of Net Asset Value” in this SAI, when market quotations are not readily available or are believed by BlackRock to be unreliable, a Fund’s investments are valued at fair value by BlackRock. BlackRock has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act and acts through BlackRock’s Rule 2a-5 Committee (the “2a-5 Committee”), with assistance from other BlackRock pricing committees and in accordance with BlackRock’s policies and procedures (the “Valuation Procedures”). When determining a “fair value price,” the 2a-5 Committee seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset or liability in an arm’s-length transaction. The price generally may not be determined based on what a Fund might reasonably expect to receive for selling an asset or liability at a later time or if it holds the asset or liability to maturity. While fair value determinations will be based upon all available factors that BlackRock deems relevant at the time of the determination, and may be based on analytical values determined by BlackRock using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of an asset or liability. The fair value of one or more assets or liabilities may not, in retrospect, be the price at which those assets or liabilities could have been sold during the period in which the particular fair values were used in determining a Fund’s NAV. As a result, a Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued by the 2a-5 Committee at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders and may affect the amount of revenue received by BlackRock with respect to services for which it receives an asset-based fee.
To the extent permitted by applicable law, a Fund may invest all or some of its short term cash investments in any money market fund or similarly-managed private fund advised or managed by BlackRock. In connection with any such investments, a Fund, to the extent permitted by the Investment Company Act, may pay its share of expenses of a money market fund or other similarly managed private fund in which it invests, which may result in a Fund bearing some additional expenses.
BlackRock and its directors, officers and employees, may buy and sell securities or other investments for their own accounts and may have conflicts of interest with respect to investments made on behalf of a Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers and employees of BlackRock that are the same, different from or made at different times than positions taken for the Fund. To lessen the possibility that a Fund will be adversely affected by this personal trading, the Fund, BRIL and BlackRock each have adopted a Code of Ethics in compliance
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with Section 17(j) of the Investment Company Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Fund’s portfolio transactions. Each Code of Ethics is also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov.
BlackRock will not purchase securities or other property from, or sell securities or other property to, a Fund, except that the Fund may in accordance with rules or guidance adopted under the Investment Company Act engage in transactions with another Fund or accounts that are affiliated with the Fund as a result of common officers, directors, or investment advisers or pursuant to exemptive orders granted to the Funds and/or BlackRock by the SEC. These transactions would be effected in circumstances in which BlackRock determined that it would be appropriate for the Fund to purchase and another client of BlackRock to sell, or the Fund to sell and another client of BlackRock to purchase, the same security or instrument on the same day. From time to time, the activities of a Fund may be restricted because of regulatory requirements applicable to BlackRock and/or BlackRock’s internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by BlackRock would not be subject to some of those considerations. There may be periods when BlackRock may not initiate or recommend certain types of transactions, or may otherwise restrict or limit its advice in certain securities or instruments issued by or related to companies for which BlackRock is performing advisory or other services or has proprietary positions. For example, when BlackRock is engaged to provide advisory or risk management services for a company, BlackRock may be prohibited from or limited in purchasing or selling securities of that company on behalf of a Fund, particularly where such services result in BlackRock obtaining material non-public information about the company (e.g., in connection with participation in a creditors’ committee). Similar situations could arise if personnel of BlackRock serve as directors of companies the securities of which the Funds wish to purchase or sell. However, if permitted by applicable law, and where consistent with BlackRock’s policies and procedures (including the necessary implementation of appropriate information barriers), the Funds may purchase securities or instruments that are issued by such companies, are the subject of an advisory or risk management assignment by BlackRock, or where personnel of BlackRock are directors or officers of the issuer.
BlackRock has adopted and implemented policies and procedures that are designed to address potential conflicts that arise in connection with the advisory services BlackRock provides to Funds and other clients. Certain BlackRock advisory personnel may take views, and make decisions or recommendations, that are different than or opposite those of other BlackRock advisory personnel. Certain portfolio management teams within BlackRock may make decisions or take (or refrain from taking) actions with respect to clients they advise in a manner different than or adverse to the decisions made or the actions taken (or not taken) by the Funds’ portfolio management teams. The various portfolio management teams may not share information with each other, including as a result of certain information barriers and other policies, and will not have any obligation or other duty to do so.
BlackRock has established certain information barriers and other policies to address the sharing of information between different businesses within BlackRock, including, effective on or about January 21, 2025, with respect to personnel responsible with managing portfolios and voting proxies with respect to certain index equity portfolios versus those responsible for managing portfolios and voting proxies with respect to all other portfolios. As a result of information barriers, certain units of BlackRock generally will not have access, or will have limited access, to certain information and personnel, including senior personnel, in other units of BlackRock, and generally will not manage the Funds with the benefit of information possessed by such other units. Therefore, BlackRock may not be able to review potential investments for the Funds with the benefit of information held by certain areas of BlackRock.
BlackRock may determine to move certain personnel, businesses, or business units from one side of an information barrier to the other side of the information barrier. In connection therewith, BlackRock personnel, businesses, and business units that were moved will no longer have access to the information and personnel from the side of the information barrier from which they were moved. Information obtained in connection with such changes to information barriers may limit or restrict the ability of BlackRock to engage in or otherwise effect transactions on behalf of the Funds (including purchasing or selling securities that BlackRock may otherwise have purchased or sold for a client in the absence of a change to an information barrier). Information barriers may not have their intended impact due to, for example, changes in applicable law or inadvertent crossings of the barriers, and actions by personnel on one side of a barrier may impact the potential actions of personnel on the other side of a barrier.
Although the information barriers are intended to allow for independent portfolio management decision making and proxy voting among certain BlackRock businesses, the investment activities of BlackRock for BlackRock clients, as well as
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BlackRock’s proprietary accounts, may nonetheless limit the investment strategies and rights of other clients (including the Funds). As BlackRock’s assets under management increases, BlackRock clients may face greater negative impacts due to ownership restrictions and limitations imposed by laws, regulations, rules, regulators, or issuers. For example, in certain circumstances where a BlackRock client invests in securities issued by companies that operate in certain industries (e.g., banking, insurance, and utilities) or in certain emerging or international markets, or are subject to regulatory or corporate ownership restrictions (e.g., with mechanisms such as poison pills in place to prevent takeovers), or where a BlackRock client invests in certain futures and derivatives, there may be limits on the aggregate amount invested by BlackRock for its clients and BlackRock’s proprietary accounts that may not be exceeded without the grant of a license or other regulatory or corporate approval, order, consent, relief, waiver or non-disapproval or, if exceeded, may cause BlackRock or its clients to be subject to enforcement actions, disgorgement of share ownership or profits, regulatory restrictions, complex compliance reporting, increased compliance costs or suffer disadvantages or business restrictions. In light of certain restrictions, BlackRock may also seek to make indirect investments (e.g., using derivatives) on behalf of its clients to receive exposure to certain securities in excess of the applicable ownership restrictions and limitations when legally permitted that will expose such clients to additional costs and additional risks, including any risks associated with investing in derivatives. There may be limited availability of derivatives that provide indirect exposure to an impacted security. In addition, BlackRock clients can be subject to more than one ownership limitation depending on each client’s holdings, and each ownership limitation can impact multiple securities held by the client. Certain clients or shareholders may have their own overlapping obligations to monitor their compliance with ownership limitations across their investments.
If certain aggregate ownership thresholds are reached either through the actions of BlackRock or a BlackRock client or as a result of corporate actions by the issuer, the ability of BlackRock on behalf of clients to purchase or dispose of investments, or exercise rights (including voting) or undertake business transactions, may be restricted by law, regulation, rule, or organizational documents or otherwise impaired. For example, to meet the requirements of an ownership limitation or restriction, a client may be unable to purchase or directly hold a security the client would otherwise purchase or hold. The limitation or restriction may be based on the holdings of other BlackRock clients instead of the specific client being restricted. For index funds, this means a fund may not be able to track its index as closely as it would if it was not subject to an ownership limitation or restriction because the fund cannot acquire the amount of the impacted security included in its index. BlackRock on behalf of its clients may limit purchases, sell existing investments, utilize indirect investments, utilize information barriers, or otherwise restrict, forgo, or limit the exercise of rights (including transferring, outsourcing, or limiting voting rights or forgoing the right to receive dividends) when BlackRock, in its sole discretion, deems it appropriate in light of potential regulatory or other restrictions on ownership or other consequences resulting from reaching investment thresholds. These types of restrictions could negatively impact a client’s performance or ability to meet its investment objective.
When BlackRock or a BlackRock client is subject to an ownership limitation, BlackRock may in its discretion seek permission from the applicable issuers or regulators to exceed the limitation. However, there is no guarantee that permission will be granted, or that, once granted, it will not be modified or revoked at a later date with minimal or no notice. The issuer and/or regulator may also require that BlackRock on behalf of itself and its clients take or refrain from taking certain actions in connection with the approval, order, consent, relief or non-disapproval, which BlackRock may accept if it believes the benefits outweigh the costs and may limit BlackRock from taking actions that it otherwise would take. In those circumstances where ownership thresholds or limitations must be observed, BlackRock seeks to allocate limited investment opportunities equitably among clients, taking into consideration benchmark weight and investment strategy. BlackRock may adopt certain controls designed to prevent the occurrence of a breach of any applicable ownership threshold or limits, including, for example, when ownership in certain securities nears an applicable threshold, BlackRock may limit additional purchases in such securities or, with respect to ETFs, remove such securities from the list of Deposit Securities to be delivered to the Fund in connection with purchases of Creation Units of such Fund. If client holdings of an issuer exceed an applicable threshold and BlackRock is unable to obtain relief to enable the continued holding of such investments, it may be necessary to reduce these positions to meet the applicable limitations and BlackRock or such client may be subject to regulatory actions. In these cases, the investments will be sold in a manner that BlackRock deems fair and equitable over time.
Ownership limitations are highly complex. It is possible that, despite BlackRock’s intent to either comply with or be granted permission to exceed ownership limitations, it may inadvertently breach a limit or violate the corporate or regulatory approval, order, consent, relief or non-disapproval that was obtained.
In addition to the foregoing, other ownership thresholds may trigger reporting requirements to governmental and regulatory authorities, and such reports may entail the disclosure of the identity of a client or BlackRock’s intended strategy with respect to such security or asset.
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BlackRock may not serve as an Authorized Participant in the creation and redemption of iShares ETFs.
Under an ETF Services Agreement, the Fund has, when applicable, retained BRIL, an affiliate of BFA, to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units of the Fund (“ETF Services”). BRIL has engaged Citibank, N.A. (“Citibank”) as a subcontractor to provide certain ETF Services. BRIL retains a portion of the standard transaction fee received from Authorized Participants on each creation or redemption order from the Authorized Participant for the ETF Services provided. BlackRock collaborated with, and received payment from, Citibank on the design and development of the ETF Services platform. Citibank has, and from time to time may develop, additional relationships with BlackRock or funds managed by BFA and its affiliates.
In order to defray transaction expenses and protect against possible shareholder dilution, the Fund may collect certain fees from Authorized Participants in connection with cash substitutions for creation and redemption transactions. While BlackRock uses good faith estimates of the expected costs to the Fund in determining the rates for fees collected by the Fund related to creation and redemption activity, BlackRock may have incentives to improve Fund performance through the collection of these fees. As these charges are based on estimates, where the charges exceed actual transaction-related costs and/or expenses incurred by the Fund, Fund performance could improve as a result. BlackRock has established processes to oversee the determination of these estimates in an effort to mitigate this conflict.
BlackRock may maintain securities indices. To the extent permitted by applicable laws, the Funds may seek to license and use such indices as part of their investment strategy. Index based funds that seek to track the performance of securities indices also may use the name of the index or index provider in the fund name. Index providers, including BlackRock (to the extent permitted by applicable law), may be paid licensing fees for use of their index or index name. In instances where BlackRock charges a unitary management fee, BlackRock may have a financial incentive to use a BlackRock index that is less costly to BlackRock than a third party index. BlackRock may benefit from the Funds using BlackRock indices by creating increasing acceptance in the marketplace for such indices. BlackRock is not obligated to license its indices to a Fund and the Funds are under no obligation to use BlackRock indices. Any Fund that enters into a license for a BlackRock index cannot be assured that the terms of any index licensing agreement with BlackRock will be as favorable as those terms offered to other licensees.
BlackRock may enter into contractual arrangements with third-party service providers to a Fund (e.g., custodians, administrators and index providers) pursuant to which BlackRock receives fee discounts or concessions in recognition of BlackRock’s overall relationship with such service providers. BlackRock may also enter into contractual arrangements with such service providers pursuant to which BlackRock incurs additional costs if the service provider’s services are terminated with respect to a Fund. To the extent that BlackRock is responsible for paying service providers out of its fees that it receives from the Funds, the benefits of lower fees, including any fee discounts or concessions, or any additional savings, may accrue, in whole or in part, to BlackRock, which could result in conflicts of interest relating to the use or termination of service providers to a Fund. In addition, conflicts of interest may arise with respect to contractual arrangements with third-party service providers to a Fund, or the selection of such providers, particularly in circumstances where BlackRock is negotiating on behalf of both funds that have a unitary management fee and those that do not or different service providers have different fee structures.
Conflicts of interest may arise as a result of simultaneous investment management of multiple client accounts by the BlackRock’s investment professionals. For example, differences in the advisory fee structure may create the appearance of actual or potential conflicts of interest because such differences could create pecuniary incentives for BlackRock to favor one client account over another.
BlackRock owns or has an ownership interest in certain trading, portfolio management, operations and/ or information systems used by Fund service providers. These systems are, or will be, used by a Fund service provider in connection with the provision of services to accounts managed by BlackRock and funds managed and sponsored by BlackRock, including the Funds, that engage the service provider (typically the custodian). A Fund’s service provider remunerates BlackRock for the use of the systems. A Fund service provider’s payments to BlackRock for the use of these systems may enhance the profitability of BlackRock.
BlackRock’s receipt of fees from a service provider in connection with the use of systems provided by BlackRock may create an incentive for BlackRock to recommend that a Fund enter into or renew an arrangement with the service provider.
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In recognition of a BlackRock client’s overall relationship with BlackRock, BlackRock may offer special pricing arrangements for certain services provided by BlackRock. Any such special pricing arrangements will not affect Fund fees and expenses applicable to such client’s investment in a Fund.
Present and future activities of BlackRock and its directors, officers and employees, in addition to those described in this section, may give rise to additional conflicts of interest.
Investment Advisory, Administrative and Distribution Services
Investment Adviser.  BFA serves as investment adviser to each Fund pursuant to an investment advisory agreement between the Trust, on behalf of each Fund, and BFA. BFA is a California corporation indirectly owned by BlackRock, Inc. and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the investment advisory agreement, BFA, subject to the supervision of the Board and in conformity with the stated investment policies of each Fund, manages and administers the Trust and the investment of each Fund’s assets. BFA is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each Fund.
Pursuant to the investment advisory agreement, BFA may, from time to time, in its sole discretion and to the extent permitted by applicable law, appoint one or more sub-advisers, including, without limitation, affiliates of BFA, to perform investment advisory or other services with respect to a Fund. In addition, BFA may delegate certain of its investment advisory functions under the investment advisory agreement to one or more of its affiliates to the extent permitted by applicable law. BFA may terminate any or all sub-advisers or such delegation arrangements in its sole discretion upon appropriate notice at any time to the extent permitted by applicable law.
BFA is responsible, under the investment advisory agreement, for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services. BFA is not responsible for, and the Funds will bear, the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, and litigation expenses and any extraordinary expenses (as determined by a majority of the Independent Trustees).
For its investment advisory services to each Fund in the table below, BFA is entitled to an annual investment advisory fee equal to the rate indicated below of the average daily value of each Fund’s net assets. The fees are accrued daily and typically paid monthly by the Fund.
Fund	Annual Rate
iShares Core 30/70 Conservative Allocation ETF	0.15%
iShares Core 40/60 Moderate Allocation ETF	0.15%
iShares Core 60/40 Balanced Allocation ETF	0.15%
iShares Core 80/20 Aggressive Allocation ETF	0.15%
BFA may from time to time voluntarily waive and/or reimburse fees or expenses to reduce the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.
For the fiscal years noted below, the following table sets forth the management fees owed before any waivers and/or reimbursements and any fees or expenses waived and/or reimbursed:

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Fund	Management Fees Paid for the Fiscal Year Ended July 31, 2025	Waivers and Reimbursements of Fees and Expenses for the Fiscal Year Ended July 31, 2025	Management Fees Paid for the Fiscal Year Ended July 31, 2024	Waivers and Reimbursements of Fees and Expenses for the Fiscal Year Ended July 31, 2024	Management Fees Paid for the Fiscal Year Ended July 31, 2023	Waivers and Reimbursements of Fees and Expenses for the Fiscal Year Ended July 31, 2023
iShares Core 80/20 Aggressive Allocation ETF[1]	$3,259,804	$959,663	$2,681,747	$789,843	$2,276,153	$680,027
iShares Core 30/70 Conservative Allocation ETF[1]	945,235	345,527	947,892	345,927	1,148,757	422,071
iShares Core 60/40 Balanced Allocation ETF 1	3,429,113	1,105,755	2,991,658	963,546	3,004,283	979,958
iShares Core 40/60 Moderate Allocation ETF 1	2,191,991	769,358	2,039,809	714,814	2,121,574	750,197
1 For its investment advisory services to each Fund, BFA received a management fee at the annual rates (as a percentage of such Fund’s average net assets) set forth below for the fiscal years noted. BFA has contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by each Fund in other series of the Trust and iShares, Inc. through November 30, 2026. The contractual waiver may be terminated prior to November 30, 2026 only upon written agreement of the Trust and BFA.
The investment advisory agreement with respect to each Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board, or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the applicable Fund, provided that in either event such continuance also is approved by a majority of the Board members who are not interested persons (as defined in the 1940 Act) of the applicable Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval.
The investment advisory agreement with respect to each Fund is terminable without penalty, on 60 days’ notice, by the Board or by a vote of the holders of a majority of the applicable Fund’s outstanding voting securities (as defined in the 1940 Act). The investment advisory agreement is also terminable upon 60 days’ notice by BFA and will terminate automatically in the event of its assignment (as defined in the 1940 Act).
Underlying Funds.  BFA serves as investment adviser to each of the Underlying Funds. Each Fund, as a shareholder of the Underlying Funds, bears a pro rata share of the Underlying Funds’ advisory fees, which are based on aggregate net assets, as listed in the chart below. Please note that the list of Underlying Funds below is as of July 31, 2025, but BFA may add, eliminate or replace Underlying Funds at any time.

Underlying Fund	Advisory Fee
iShares Core International Aggregate Bond ETF	0.07%
iShares Core MSCI Emerging Markets ETF	0.09%
iShares Core MSCI International Developed Markets ETF	0.04%
iShares Core S&P 500 ETF	0.03%
iShares Core S&P Mid-Cap ETF	0.05%
iShares Core S&P Small-Cap ETF	0.06%
iShares Core Universal USD Bond ETF	0.06%
Portfolio Managers.  As of July 31, 2025, the individuals named as Portfolio Managers in the Funds' Prospectuses were also primarily responsible for the day-to-day management of other iShares funds and certain other types of portfolios and/or accounts as follows:

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Jennifer Hsui
Types of Accounts	Number	Total Assets
Registered Investment Companies	375	$2,867,872,200,000
Other Pooled Investment Vehicles	123	92,677,100,000
Other Accounts	0	N/A

Matt Waldron
Types of Accounts	Number	Total Assets
Registered Investment Companies	363	$2,861,699,100,000
Other Pooled Investment Vehicles	146	354,643,100,000
Other Accounts	74	166,574,100,000

Peter Sietsema
Types of Accounts	Number	Total Assets
Registered Investment Companies	370	$2,869,038,300,000
Other Pooled Investment Vehicles	210	898,693,700,000
Other Accounts	63	657,918,500,000

Steven White
Types of Accounts	Number	Total Assets
Registered Investment Companies	362	$2,861,423,200,000
Other Pooled Investment Vehicles	7	191,800,000
Other Accounts	0	N/A
Pursuant to BFA’s policy, investment opportunities are allocated equitably among the Funds and other portfolios and accounts. For example, under certain circumstances, an investment opportunity may be restricted due to limited supply in the market, legal constraints or other factors, in which event the investment opportunity will be allocated equitably among those portfolios and accounts, including the Funds, seeking such investment opportunity. As a consequence, from time to time each Fund may receive a smaller allocation of an investment opportunity than it would have if the Portfolio Managers and BFA and its affiliates did not manage other portfolios or accounts.
Like the Funds, the other portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day portfolio management generally pay an asset-based fee to BFA or its affiliates, as applicable, for its advisory services. One or more of those other portfolios or accounts, however, may pay BFA or its affiliates a performance-based fee in lieu of, or in addition to, an asset-based fee for its advisory services. A portfolio or account with a performance-based fee would pay BFA or its affiliates a portion of that portfolio’s or account’s gains, or would pay BFA or its affiliates more for its services than would otherwise be the case if BFA or any of its affiliates meets or exceeds specified performance targets. Performance-based fee arrangements could present an incentive for BFA or its affiliates to devote greater resources, and allocate more investment opportunities, to the portfolios or accounts that have those fee arrangements, relative to other portfolios or accounts, in order to earn larger fees. Although BFA and each of its affiliates have an obligation to allocate resources and opportunities equitably among portfolios and accounts and intend to do so, shareholders of the Funds should be aware that, as with any group of portfolios and accounts managed by an investment adviser and/or its affiliates pursuant to varying fee arrangements, including performance-based fee arrangements, there is the potential for a conflict of interest, which may result in the Portfolio Managers favoring those portfolios or accounts with performance-based fee arrangements.
The tables below show, for each Portfolio Manager, the number of portfolios or accounts of the types set forth in the above tables and the aggregate of total assets in those portfolios or accounts with respect to which the investment management fees are based on the performance of those portfolios or accounts as of July 31, 2025:

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Jennifer Hsui
Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	N/A
Other Pooled Investment Vehicles	0	N/A
Other Accounts	0	N/A

Matt Waldron
Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	N/A
Other Pooled Investment Vehicles	0	N/A
Other Accounts	0	N/A

Peter Sietsema
Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	N/A
Other Pooled Investment Vehicles	0	N/A
Other Accounts	0	N/A

Steven White
Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	N/A
Other Pooled Investment Vehicles	0	N/A
Other Accounts	0	N/A
Portfolio Manager Compensation Overview
The discussion below describes the Portfolio Managers' compensation as of July 31, 2025.
BlackRock, Inc.'s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock, Inc.
Each portfolio manager receives base compensation based on their position with the firm, as well as retirement and other benefits offered to all BlackRock employees. Additionally, each portfolio manager receives discretionary incentive compensation, determined based on several components, including: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the performance of portfolios managed by the portfolio manager and the team relative to the portfolios’ investment objectives (which in the case of index ETFs would be how closely the ETF tracks its underlying index), and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. Discretionary incentive compensation is paid in cash up to a certain threshold with the remaining portion represented by deferred BlackRock, Inc. stock awards. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance.
As of July 31, 2025, the Portfolio Managers did not beneficially own shares of the Funds.
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Codes of Ethics.  The Trust, BFA and the Distributor have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. The codes of ethics permit personnel subject to the codes of ethics to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Funds. Each code of ethics is available by contacting BlackRock at the telephone number on the back cover of each Fund’s Prospectus or by accessing the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov.
Anti-Money Laundering Requirements.  The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from Authorized Participants to enable it to form a reasonable belief that it knows the true identity of its Authorized Participants. This information will be used to verify the identity of Authorized Participants or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.
The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds' policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.
Administrator, Custodian and Transfer Agent.
Citibank serves as administrator, custodian and transfer agent for the Funds under the Master Services Agreement (the “Master Services Agreement”). Citibank’s principal address is 388 Greenwich Street, New York, NY 10013. Pursuant to the Master Services Agreement with the Trust, Citibank provides necessary administrative, tax and accounting and financial reporting services for the maintenance and operations of the Trust and each Fund. In addition, Citibank makes available the office space, equipment, personnel and facilities required to provide such services. Pursuant to the Master Services Agreement with the Trust, Citibank maintains, in separate accounts, cash, securities and other assets of the Trust and each Fund, keeps all necessary accounts and records and provides other services. Citibank is required, upon the order of the Trust, to deliver securities held by Citibank and to make payments for securities purchased by the Trust for each Fund. Citibank is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the U.S. Pursuant to the Master Services Agreement with the Trust, Citibank acts as a transfer agent for each Fund’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for these services, Citibank receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by BFA. BFA pays the compensation because it has agreed to pay these operating expenses under the Investment Advisory Agreement as described therein.
JPMorgan serves as custodian for the Funds in connection with certain securities lending activities under a Custody Services Agreement. JPMorgan’s principal address is 383 Madison Avenue, 11th Floor, New York, NY 10179. Pursuant to the Custody Services Agreement with BTC and the Trust, JPMorgan provides custody and related services required to facilitate securities lending by the Fund. JPMorgan maintains custody as may be necessary to facilitate Fund securities lending activity in coordination with other funds, maintains custodial records and provides other services. As compensation for these services, JPMorgan receives certain fees and expenses paid by BTC from its compensation for its services as securities lending agent.
Distributor.  The Distributor's principal address is 50 Hudson Yards, New York, NY 10001. Shares are continuously offered for sale by the Funds through the Distributor or its agent only in Creation Units, as described in the applicable Prospectus and below in the Creation and Redemption of Creation Units section of this SAI. Fund shares in amounts less than Creation Units are generally not distributed by the Distributor or its agent. The Distributor or its agent will arrange for the delivery of the applicable Prospectus and, upon request, this SAI to persons purchasing Creation Units and will maintain records of both orders placed with it or its agents and confirmations of acceptance furnished by it or its agents. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is also licensed as a broker-dealer in all 50 U.S. states, as well as in Puerto Rico, the U.S. Virgin Islands and the District of Columbia.
The Distribution Agreement for each Fund provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days' prior written notice to the other party following (i) the vote of a majority of the Independent Trustees, or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).
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The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Fund shares. Such Soliciting Dealers may also be Authorized Participants (as described below), DTC participants and/or investor services organizations.
BFA or its affiliates may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of shares.
Securities Lending.  To the extent that a Fund engages in securities lending, each Fund conducts its securities lending pursuant to SEC exemptive relief, and BTC acts as securities lending agent for the Funds, subject to the overall supervision of BFA, pursuant to a written agreement (the “Securities Lending Agency Agreement”).
Each Fund and Underlying Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent. Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees as defined below), and any fees or other payments to and from borrowers of securities. As securities lending agent, BTC bears all operational costs directly related to securities lending, including custodial costs of JPMorgan. Each Fund and Underlying Fund are responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA (the “collateral investment fees”); however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees a Fund bears to an annual rate of 0.04%. Such money market fund shares will not be subject to a sales load, redemption fee, distribution fee or service fee.
To the extent that a Fund invests cash collateral in a non-government money market fund, the Fund may be subject to a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, a Fund will be subject to a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the liquidity costs are de minimis (i.e., less than one basis point (0.01%)). The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day. The imposition of any such discretionary or mandatory liquidity fee would reduce the Fund's returns on securities lending.
Under the securities lending program, the Funds are categorized into one of several specific asset classes. The determination of a Fund’s asset class category (fixed-income, domestic equity, international equity or fund-of-funds), each of which may be subject to a different fee arrangement, is based on a methodology agreed to by the Trust and BTC.
Pursuant to the current Securities Lending Agency Agreement:
(i) fund-of-funds, such as the Funds, retain 82% of securities lending income (which excludes collateral investment fees), and (ii) this amount can never be less than 70% of the sum of securities lending income plus collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income (which includes, for this purpose, collateral investment fees) earned across the iShares Complex (as defined in the Management—Trustees and Officers section of this SAI) in a calendar year exceeds specified thresholds, each applicable fund-of-funds, pursuant to the current Securities Lending Agency Agreement, will receive for the remainder of that calendar year securities lending income as follows:
(i) 85% of securities lending income (which excludes collateral investment fees) and (ii) this amount can never be less than 70% of the sum of securities lending income plus collateral investment fees.
The services provided to the Funds by BTC in the most recent fiscal year ended July 31, 2025 primarily included the following:
(1) selecting borrowers from an approved list of borrowers and executing a securities lending agreement as agent on behalf of the Funds with each such borrower;
(2) negotiating the terms of securities loans, including the amount of fees;
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(3) directing the delivery of loaned securities;
(4) monitoring the daily value of the loaned securities and directing the payment of additional collateral or the return of excess collateral, as necessary;
(5) investing cash collateral received in connection with any loaned securities;
(6) monitoring distributions on loaned securities (for example, interest and dividend activity);
(7) in the event of default by a borrower with respect to any securities loan, using the collateral or the proceeds of the liquidation of collateral to purchase replacement securities of the same issue, type, class and series as that of the loaned securities; and
(8) terminating securities loans and arranging for the return of loaned securities to the Funds at loan termination.
The following tables show the dollar amounts of income and fees/compensation related to the securities lending activities of each Fund during its most recent fiscal year ended July 31, 2025.
Fund	iShares Core 30/70 Conservative Allocation ETF	iShares Core 40/60 Moderate Allocation ETF	iShares Core 60/40 Balanced Allocation ETF	iShares Core 80/20 Aggressive Allocation ETF
Gross income from securities lending activities	$293,409	$583,560	$1,136,063	$1,713,627
Fees and/or compensation for securities lending activities and related services
Securities lending income paid to BTC for services as securities lending agent	3,283	6,267	14,067	19,822
Cash collateral management expenses not included in securities lending income paid to BTC	2,287	4,798	9,353	13,689
Administrative fees not included in securities lending income paid to BTC	0	0	0	0
Indemnification fees not included in securities lending income paid to BTC	0	0	0	0
Rebates (paid to borrowers)	272,725	542,601	1,046,793	1,588,780
Other fees not included in securities lending income paid to BTC	0	0	0	0
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Fund	iShares Core 30/70 Conservative Allocation ETF	iShares Core 40/60 Moderate Allocation ETF	iShares Core 60/40 Balanced Allocation ETF	iShares Core 80/20 Aggressive Allocation ETF
Aggregate fees/compensation for securities lending activities	$278,295	$553,666	$1,070,213	$1,622,291
Net income from securities lending activities	$15,114	$29,894	$65,850	$91,336
Payments by BFA and its Affiliates.  BFA and/or its affiliates (“BFA Entities”) pay certain broker-dealers, registered investment advisers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Fund and other funds or products sponsored and/or advised by BFA Entities (collectively for purposes of this section, the “Products”). BFA Entities make these payments from their own assets and not from the assets of the Fund. Although a portion of BFA Entities’ revenue comes directly or indirectly in part from fees paid by the Fund or other Products (including, if applicable, any underlying Products held by the Fund), these payments do not increase the price paid by investors for the purchase of shares of, or the cost of owning, the Fund or other Products. BFA Entities make payments for Intermediaries’ participation in activities that are designed to make registered representatives, other professionals and individual investors more knowledgeable about exchange-traded products, including the Fund and other Products, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems (“Education Costs”). BFA Entities also make payments to Intermediaries for certain printing, publishing and mailing costs or materials relating to the Fund or other Products (“Publishing Costs”). In addition, BFA Entities make payments to Intermediaries that make shares of the Fund or other Products available to their clients, in some cases at a waived or reduced commission rate or ticket charge, develop new products that feature iShares, create educational content about the Fund or other Products that is featured on an Intermediary’s platform, or otherwise promote the Fund or other Products. BFA Entities may also reimburse expenses or make payments from their own assets to Intermediaries or other persons in consideration of services or other activities that the BFA Entities believe may benefit the business of the BFA Entities or facilitate investment in the Fund or other Products. Payments of the type described above are sometimes referred to as revenue-sharing payments.
Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your salesperson or other investment professional may also be significant for your salesperson or other investment professional. Because an Intermediary may make decisions about which investment options it will recommend or make available to its clients, what services to provide for various products or what marketing content to make available to its clients based on payments it receives or is eligible to receive, such payments may create conflicts of interest between the Intermediary and its clients. These financial incentives may cause the Intermediary to recommend the Fund or other Products or otherwise promote the Fund or other Products over other investments. The same conflicts of interest and financial incentives exist with respect to your salesperson or other investment professional if he or she receives similar payments from his or her Intermediary firm.
In addition to the payments described above, BFA Entities have developed proprietary tools, calculators and related interactive or digital content that is made available through the www.blackrock.com website at no additional cost to Intermediaries. BlackRock may configure these tools and calculators and localize the content for Intermediaries as part of its customary digital marketing support and promotion of the Fund or other Products.
As of March 1, 2013, BFA Entities have contractual arrangements to make payments (in addition to payments for Education Costs or Publishing Costs) to one Intermediary, Fidelity Brokerage Services LLC (“FBS”). Effective June 4, 2016, this relationship was expanded to include National Financial Services, LLC (“NFS”), an affiliate of FBS. Pursuant to this special, long-term and significant arrangement (the “Marketing Program”), FBS, NFS and certain of their affiliates (collectively “Fidelity”) have agreed, among other things, to actively promote certain funds and Products to customers, investment professionals and other intermediaries and in advertising campaigns as the preferred exchange-traded product, to offer certain funds and Products in certain Fidelity platforms and investment programs, in some cases at a waived or reduced commission rate or ticket charge, and to provide marketing data to BFA Entities. BFA Entities have agreed to facilitate the Marketing Program by, among other things, making certain payments to FBS and NFS for marketing and implementing certain brokerage and investment programs. Upon termination of the arrangement, the BFA Entities will make additional
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payments to FBS and/or NFS based upon a number of criteria, including the overall success of the Marketing Program and the level of services provided by FBS and NFS during the wind-down period.
In addition, BFA Entities have entered into other contractual arrangements with Intermediaries and certain other third parties that the BFA Entities believe may benefit the business of the BFA Entities or facilitate investment in the Fund or certain Products. Such agreements can include payments by BFA Entities to such Intermediaries and third parties for data collection and provision, technology support, platform enhancement, or educational content, co-marketing and cross-promotional efforts. In certain cases, such payments to Intermediaries are subject to certain minimum payment levels or tiered payments. With respect to certain funds and Products, payments by the BFA Entities may take the form of, among other things, “due diligence” payments for an Intermediary’s review of such funds and Products; payment for providing employee training and information relating to such funds and Products; fees for access (in some cases on a preferential basis) to an Intermediary’s registered representatives, salespersons or other personnel, fees for maintaining an Intermediary’s investor platform, “shelf space” payments for making such funds and Products available on the Intermediary’s platform or fees for providing assistance in promoting the sale of such funds and Products. In such cases, the payments to Intermediaries may be tiered or based on a percentage of the value of the funds and Products held by customers of the applicable Intermediary and may also be subject to minimum payment levels. Payments made pursuant to such arrangements may vary in any year and may be different for different Intermediaries and third parties and may reflect different services provided. As of the date of this SAI, the Intermediaries and other third parties (or their respective affiliates) receiving one or more types of the contractual payments described above include (in addition to FBS and NFS): &Partners, Advisor Credit Exchange, AE Wealth Management, LLC, American Enterprise Investment Services, Inc., Avantax Investment Services, Inc., BNY Mellon Capital Markets, LLC, BNY Mellon Performance & Risk Analytics, LLC, Cetera Financial Group, Inc., Charles Schwab & Co., Inc., Clearstream Fund Centre AG, Commonwealth Equity Services, LLC, Dorsey Wright and Associates, LLC, Dynasty Financial Partners LLC, E*Trade Securities LLC, Envestnet Asset Management, Inc., iCapital Markets LLC, Interactive Brokers LLC, LPL Financial LLC, Merrill Lynch, Pierce, Fenner & Smith Incorporated, MML Investors Services, LLC, Morgan Stanley Smith Barney LLC, Northwestern Mutual Investment Services, LLC, Orion Portfolio Solutions, LLC, Pershing LLC, Raymond James Financial Services, Inc., Riskalyze, Inc., Sanctuary Wealth Group, LLC, UBS Financial Services Inc., Wells Fargo Clearing Services, LLC and Wells Fargo Advisors Financial Network, LLC. Any additions, modifications, or deletions to Intermediaries and other third parties listed above that have occurred since the date of this SAI are not included in the list.
Further, BFA Entities make Education Costs and Publishing Costs payments to other Intermediaries that are not listed in the immediately preceding paragraph. BFA Entities may determine to make such payments based on any number of metrics. For example, BFA Entities may make payments at year-end or other intervals in a fixed amount, an amount based upon an Intermediary’s services at defined levels or an amount based on the Intermediary’s net sales of one or more Products, including the Fund, in a year or other period, any of which arrangements may include an agreed-upon minimum or maximum payment, or any combination of the foregoing. Please contact your salesperson or other investment professional for more information regarding any such payments or financial incentives his or her Intermediary firm may receive. Any payments made, or financial incentives offered, by the BFA Entities to an Intermediary may create the incentive for the Intermediary to encourage customers to buy shares of the Fund or other Products.
The Fund may participate in certain market maker incentive programs of a national securities exchange in which an affiliate of the Fund would pay a fee to the exchange used for the purpose of incentivizing one or more market makers in the securities of the Fund to enhance the liquidity and quality of the secondary market of securities of the Fund. The fee would then be credited by the exchange to one or more market makers that meet or exceed liquidity and market quality standards with respect to the securities of the Fund. Each market maker incentive program is subject to approval from the SEC. Any such fee payments made to an exchange will be made by an affiliate of the Fund solely for the benefit of the Fund and will not be paid from any Fund assets. Other funds managed by BFA may also participate in such programs.
Determination of Net Asset Value
Valuation of Shares. The NAV for each Fund is generally calculated as of the close of regular trading hours on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each business day the NYSE is open. Valuation of assets held by a Fund is as follows:
Equity Investments. Equity securities traded on a recognized securities exchange (e.g., NYSE), on separate trading boards of a securities exchange or through a market system that provides contemporaneous transaction pricing information (each an
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“Exchange”) are valued using information obtained via independent pricing services, generally at the Exchange closing price or, if an Exchange closing price is not available, the last traded price on that Exchange prior to the time as of which the assets or liabilities are valued. However, under certain circumstances, other means of determining current market value may be used. If an equity security is traded on more than one Exchange, the current market value of the security where it is primarily traded generally will be used. In the event that there are no sales involving an equity security held by a Fund on a day on which a Fund values such security, the prior day’s price will be used, unless BFA determines that such prior day’s price no longer reflects the fair value of the security, in which case such asset would be treated as a Fair Value Asset (as defined below).
Options, Futures, Swaps and Other Derivatives. Exchange-traded equity options (except ETF options, equity index options or those that are customized) for which market quotations are readily available are valued at the mean of the last bid and ask prices as quoted on the Exchange or the board of trade on which such options are traded. In the event that there is no mean price available for such exchange traded equity option held by a Fund on a day on which a Fund values such option, the last bid (long positions) or ask (short positions) price, if available, will be used as the value of such option. If no bid or ask price is available on a day on which a Fund values such option, the prior day’s price will be used, unless BFA determines that such prior day’s price no longer reflects the fair value of the option, in which case such option will be treated as a Fair Value Asset. Customized exchange-traded equity options, ETF options, equity index options and OTC derivatives, may be valued using a mathematical model which may incorporate a number of market data factors. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price or settle price as of the close of such exchanges. Swap agreements and other derivatives are generally valued daily based upon quotations from market makers or by a pricing service in accordance with the Valuation Procedures.
Underlying Funds. Shares of underlying open-end funds (including money market funds) are valued at NAV. Shares of underlying exchange-traded closed-end funds or other ETFs will be valued at their most recent closing price.
General Valuation Information. Prices obtained from independent third-party pricing services, broker-dealers or market makers to value a Fund’s securities and other assets and liabilities are based on information available at the time a Fund values its assets and liabilities. In the event that a pricing service quotation is revised or updated subsequent to the day on which a Fund valued such security, the revised pricing service quotation generally will be applied prospectively. Such determination will be made considering pertinent facts and circumstances surrounding the revision.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for assets that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investment may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
All cash, receivables and current payables are carried on a Fund’s books at their fair value.
In the event that application of the methods of valuation discussed above result in a price for a security which is deemed not to be representative of the fair market value of such security, the security will be valued by, under the direction of or in accordance with a method approved by BFA, each Fund’s valuation designee, as reflecting fair value. All other assets and liabilities (including securities for which market quotations are not readily available) held by a Fund (including restricted securities) are valued at fair value as determined in good faith by BFA pursuant to the Valuation Procedures. Any assets and liabilities which are denominated in a foreign currency are translated into U.S. dollars at the prevailing market rates.
Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used in the Underlying Index, which, in turn, could result in a difference between a Fund’s performance and the performance of the Underlying Index.
Fair Value. When market quotations are not readily available or are believed by BFA to be unreliable, a Fund’s investments are valued at fair value (“Fair Value Assets”). Fair Value Assets are valued by BFA in accordance with the Valuation Procedures. Pursuant to Rule 2a-5 under the Investment Company Act, the Board of Trustees has designated BFA as the valuation designee for the respective Funds for which it serves as investment adviser. BFA may reasonably conclude that a market quotation is not readily available or is unreliable if, among other things, a security or other asset or liability does not have a price source due to its complete lack of trading, if BFA believes a market quotation from a broker-dealer or other source is
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unreliable (e.g., where it varies significantly from a recent trade, or no longer reflects the fair value of the security or other asset or liability subsequent to the most recent market quotation), or where the security or other asset or liability is only thinly traded or due to the occurrence of a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if BFA determines, in its reasonable business judgment, that an event has occurred after the close of trading for an asset or liability but prior to or at the time of pricing a Fund’s assets or liabilities, is likely to cause a material change to the last exchange closing price or closing market price of one or more assets held by, or liabilities of, a Fund. On any day the NYSE is open and a foreign market or the primary exchange on which a foreign asset or liability is traded is closed, such asset or liability will be valued using the prior day’s price, provided that BFA is not aware of any significant event or other information that would cause such price to no longer reflect the fair value of the asset or liability, in which case such asset or liability would be treated as a Fair Value Asset.
BFA’s Rule 2a-5 Committee is responsible for reviewing and approving methodologies by investment type and significant inputs used in the fair valuation of Fund assets or liabilities. In addition, a Fund’s accounting agent assists BFA by periodically endeavoring to confirm the prices it receives from all third-party pricing services, index providers and broker-dealers. BFA regularly evaluates the values assigned to the securities and other assets and liabilities of a Fund.
When determining the price for a Fair Value Asset, BFA will seek to determine the price that a Fund might reasonably expect to receive from the current sale of that asset or liability in an arm’s-length transaction on the date on which the asset or liability is being valued, and does not seek to determine the price a Fund might reasonably expect to receive for selling an asset or liability at a later time or if it holds the asset or liability to maturity. Fair value determinations will be based upon all available factors that BFA deems relevant at the time of the determination, and may be based on analytical values determined by BFA using proprietary or third-party valuation models.
Fair value represents a good faith approximation of the value of an asset or liability. When determining the fair value of an investment, one or more fair value methodologies may be used (depending on certain factors, including the asset type). For example, the investment may be initially priced based on the original cost of the investment or, alternatively, using proprietary or third-party models that may rely upon one or more unobservable inputs. Prices of actual, executed or historical transactions in the relevant investment (or comparable instruments) or, where appropriate, an appraisal by a third-party experienced in the valuation of similar instruments, may also be used as a basis for establishing the fair value of an investment.
The fair value of one or more assets or liabilities may not, in retrospect, be the price at which those assets or liabilities could have been sold during the period in which the particular fair values were used in determining a Fund’s NAV. As a result, a Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.
Each Fund’s annual audited financial statements, which are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”), follow the requirements for valuation set forth in Financial Accounting Standards Board Accounting Standards Codification Topic 820, “Fair Value Measurements and Disclosures” (“ASC 820”), which defines and establishes a framework for measuring fair value under US GAAP and expands financial statement disclosure requirements relating to fair value measurements.
Generally, ASC 820 and other accounting rules applicable to funds and various assets in which they invest are evolving. Such changes may adversely affect a Fund. For example, the evolution of rules governing the determination of the fair market value of assets or liabilities, to the extent such rules become more stringent, would tend to increase the cost and/or reduce the availability of third-party determinations of fair market value. This may in turn increase the costs associated with selling assets or affect their liquidity due to a Fund’s inability to obtain a third-party determination of fair market value.
Brokerage Transactions
Subject to policies established by the Board, BFA is primarily responsible for the execution of a Fund’s portfolio transactions and the allocation of brokerage. BFA does not execute transactions through any particular broker or dealer, but seeks to obtain the best net results for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution, operational facilities of the firm and the firm’s risk and skill in positioning blocks of securities. While BFA generally seeks reasonable trade execution costs, a Fund does not necessarily pay the lowest spread or commission available, and payment of the lowest commission or spread is not necessarily
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consistent with obtaining the best price and execution in particular transactions. Subject to applicable legal requirements, BFA may select a broker based partly upon brokerage or research services provided to BFA and its clients, including a Fund. In return for such services, BFA may cause a Fund to pay a higher commission than other brokers would charge if BFA determines in good faith that the commission is reasonable in relation to the services provided.
In selecting brokers or dealers to execute portfolio transactions, BFA seeks to obtain the best price and most favorable execution for a Fund and may take into account a variety of factors including: (i) the size, nature and character of the security or instrument being traded and the markets in which it is purchased or sold; (ii) the desired timing of the transaction; (iii) BFA’s knowledge of the expected commission rates and spreads currently available; (iv) the activity existing and expected in the market for the particular security or instrument, including any anticipated execution difficulties; (v) the full range of brokerage services provided; (vi) the broker’s or dealer’s capital; (vii) the quality of research and research services provided; (viii) the reasonableness of the commission, dealer spread or its equivalent for the specific transaction; and (ix) BFA’s knowledge of any actual or apparent operational problems of a broker or dealer. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, thinly traded securities, or other circumstances.
Section 28(e) of the 1934 Act (“Section 28(e)”) permits a U.S. investment adviser, under certain circumstances, to cause an account to pay a broker or dealer a commission for effecting a transaction in securities that exceeds the amount another broker or dealer would have charged for effecting the same transaction in recognition of the value of brokerage and research services provided by that broker or dealer. This includes commissions paid on riskless principal transactions in securities under certain conditions.
From time to time, a Fund may purchase new issues of securities in a fixed price offering. In these situations, the broker may be a member of the selling group that will, in addition to selling securities, provide BFA with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the broker will provide research “credits” in these situations at a rate that is higher than that available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).
The Funds anticipate that brokerage transactions involving foreign equity securities generally will be conducted primarily on the principal stock exchanges of the applicable country. Foreign equity securities may be held by the Funds in the form of depositary receipts, or other securities convertible into foreign equity securities. Depositary receipts may be listed on stock exchanges, or traded in OTC markets in the U.S. or Europe, as the case may be. ADRs, like other securities traded in the U.S., will be subject to negotiated commission rates.
OTC issues, including most fixed-income securities such as corporate debt and U.S. Government securities, are normally traded on a “net” basis without a stated commission, through dealers acting for their own account and not as brokers. The Funds will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer with respect to both foreign and domestic securities will generally include a “spread,” which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer’s normal profit.
Under the 1940 Act, persons affiliated with a Fund and persons who are affiliated with such affiliated persons are prohibited from dealing with the Fund as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC. Since transactions in the OTC market usually involve transactions with the dealers acting as principal for their own accounts, the Funds will not deal with affiliated persons and affiliated persons of such affiliated persons in connection with such transactions. The Funds will not purchase securities during the existence of any underwriting or selling group relating to such securities of which BFA, BRIL or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Board in accordance with Rule 10f-3 under the 1940 Act.
Purchases of money market instruments by the Funds are made from dealers, underwriters and issuers. The Funds do not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer.
BFA may, from time to time, effect trades on behalf of and for the account of the Funds with brokers or dealers that are affiliated with BFA, in conformity with Rule 17e-1 under the 1940 Act and SEC rules and regulations. Under these provisions,
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any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions.
Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid.
Investment decisions for the Funds and for other investment accounts managed by BFA and the other Affiliates are made independently of each other in light of differing conditions. A variety of factors will be considered in making investment allocations. These factors include: (i) investment objectives or strategies for particular accounts, including sector, industry, country or region and capitalization weightings; (ii) tax considerations of an account; (iii) risk or investment concentration parameters for an account; (iv) supply or demand for a security at a given price level; (v) size of available investment; (vi) cash availability and liquidity requirements for accounts; (vii) regulatory restrictions; (viii) minimum investment size of an account; (ix) relative size of account; and (x) such other factors as may be approved by BlackRock’s general counsel. Moreover, investments may not be allocated to one client account over another based on any of the following considerations: (i) to favor one client account at the expense of another; (ii) to generate higher fees paid by one client account over another or to produce greater performance compensation to BlackRock; (iii) to develop or enhance a relationship with a client or prospective client; (iv) to compensate a client for past services or benefits rendered to BlackRock or to induce future services or benefits to be rendered to BlackRock; or (v) to manage or equalize investment performance among different client accounts. BFA and the other Affiliates may deal, trade and invest for their own respective accounts in the types of securities in which the Funds may invest.
Initial public offerings (“IPOs”) of securities may be over-subscribed and subsequently trade at a premium in the secondary market. When BFA is given an opportunity to invest in such an initial offering or “new” or “hot” issue, the supply of securities available for client accounts is often less than the amount of securities the accounts would otherwise take. In order to allocate these investments fairly and equitably among client accounts over time, each portfolio manager or a member of his or her respective investment team will indicate to BFA’s trading desk their level of interest in a particular offering with respect to eligible clients’ accounts for which that team is responsible. IPOs of U.S. equity securities will be identified as eligible for particular client accounts that are managed by portfolio teams who have indicated interest in the offering based on market capitalization of the issuer of the security and the investment mandate of the client account and in the case of international equity securities, the country where the offering is taking place and the investment mandate of the client account. Generally, shares received during the IPO will be allocated among participating client accounts within each investment mandate on a pro rata basis. This pro rata allocation may result in a Fund receiving less of a particular security than if pro-rating had not occurred. All allocations of securities will be subject, where relevant, to share minimums established for accounts and compliance constraints. In situations where supply is too limited to be allocated among all accounts for which the investment is eligible, portfolio managers may rotate such investment opportunities among one or more accounts so long as the rotation system provides for fair access for all client accounts over time. Other allocation methodologies that are considered by BFA to be fair and equitable to clients may be used as well.
Because different accounts may have differing investment objectives and policies, BFA may buy and sell the same securities at the same time for different clients based on the particular investment objective, guidelines and strategies of those accounts. For example, BFA may decide that it may be entirely appropriate for a growth fund to sell a security at the same time a value fund is buying that security. To the extent that transactions on behalf of more than one client of BFA or the other Affiliates during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. For example, sales of a security by BlackRock on behalf of one or more of its clients may decrease the market price of such security, adversely impacting other BlackRock clients that still hold the security. If purchases or sales of securities arise for consideration at or about the same time that would involve the Funds or other clients or funds for which BFA or another Affiliate act as investment manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all.
In certain instances, BFA may find it efficient for purposes of seeking to obtain best execution, to aggregate or “bunch” certain contemporaneous purchases or sale orders of its advisory accounts and advisory accounts of affiliates. In general, all contemporaneous trades for client accounts under management by the same portfolio manager or investment team will be bunched in a single order if the trader believes the bunched trade would provide each client with an opportunity to achieve a more favorable execution at a potentially lower execution cost. The costs associated with a bunched order will be shared pro rata among the clients in the bunched order. Generally, if an order for a particular portfolio manager or management team is
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filled at several different prices through multiple trades, all accounts participating in the order will receive the average price (except in the case of certain international markets where average pricing is not permitted). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Funds are concerned, in other cases it could be beneficial to the Funds. Transactions effected by BFA or the other Affiliates on behalf of more than one of its clients during the same period may increase the demand for securities being purchased or the supply of securities being sold, causing an adverse effect on price. The trader will give the bunched order to the broker-dealer that the trader has identified as being able to provide the best execution of the order. Orders for purchase or sale of securities will be placed within a reasonable amount of time of the order receipt and bunched orders will be kept bunched only long enough to execute the order.
The table below sets forth the brokerage commissions paid by each Fund for the fiscal years noted. Any differences in brokerage commissions paid by a Fund from year to year are principally due to increases or decreases in that Fund’s assets over those periods or the magnitude of changes to the components of a Fund's Underlying Index:

Fund	Brokerage Commissions Paid During Fiscal Year Ended July 31, 2025	Brokerage Commissions Paid During Fiscal Year Ended July 31, 2024	Brokerage Commissions Paid During Fiscal Year Ended July 31, 2023
iShares Core 30/70 Conservative Allocation ETF	$3,631	$6,588.44	$10,241.79
iShares Core 40/60 Moderate Allocation ETF	14,740	20,593.27	21,885.11
iShares Core 60/40 Balanced Allocation ETF	20,590	25,917.82	32,662.16
iShares Core 80/20 Aggressive Allocation ETF	18,843	19,247.25	21,850.37
None of the Funds paid any brokerage commissions to BRIL, an affiliate of BFA, or to any other broker-dealer that is part of the BlackRock group of companies, during the fiscal year ended July 31, 2025.
The Funds' purchase and sale orders for securities may be combined with those of other investment companies, clients or accounts that BlackRock manages or advises. If purchases or sales of portfolio securities of the Funds and one or more other accounts managed or advised by BlackRock are considered at or about the same time, transactions in such securities are allocated among the Funds and the other accounts in a manner deemed equitable to all by BlackRock. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower transaction costs will be beneficial to the Funds. BlackRock may deal, trade and invest for its own account in the types of securities in which the Funds may invest. BlackRock may, from time to time, effect trades on behalf of and for the account of the Funds with brokers or dealers that are affiliated with BFA, in conformity with the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions. The Funds will not deal with affiliates in principal transactions unless permitted by applicable SEC rules or regulations, or by SEC exemptive order.
Portfolio turnover may vary from year to year, as well as within a year. High turnover rates may result in comparatively greater brokerage expenses.
The table below sets forth the portfolio turnover rates of each Fund for the fiscal years noted:
Fund	Fiscal Year Ended July 31, 2025	Fiscal Year Ended July 31, 2024
iShares Core 30/70 Conservative Allocation ETF	3%	4%
iShares Core 40/60 Moderate Allocation ETF	5%	6%
iShares Core 60/40 Balanced Allocation ETF	5%	5%
iShares Core 80/20 Aggressive Allocation ETF	5%	4%
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Additional Information Concerning the Trust
Shares.  The Trust issues shares of beneficial interests in the funds with no par value. The Board may designate additional iShares funds.
Each share issued by a fund has a pro rata interest in the assets of that fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant fund, and in the net distributable assets of such fund on liquidation.
Each share has one vote with respect to matters upon which the shareholder is entitled to vote. In any matter submitted to shareholders for a vote, each fund shall hold a separate vote, provided that shareholders of all affected funds will vote together when: (i) required by the 1940 Act, or (ii) the Trustees determine that the matter affects the interests of more than one fund.
Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the fund) have noncumulative voting rights in the election of members of the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.
Following the creation of the initial Creation Unit(s) of shares of a fund and immediately prior to the commencement of trading in such fund’s shares, a holder of shares may be a “control person” of the fund, as defined in Rule 0-1 under the 1940 Act. A fund cannot predict the length of time for which one or more shareholders may remain a control person of the fund.
Shareholders may make inquiries by writing to iShares Trust, c/o BlackRock Investments, LLC, 1 University Square Drive, Princeton, NJ 08540.
Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC’s rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC or its staff, officers and trustees of a fund and beneficial owners of 10% of the shares of a fund (“Insiders”) may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the 1934 Act and the SEC’s rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act and existing guidance provided by the SEC staff.
In accordance with the Trust's current Agreement and Declaration of Trust (the “Declaration of Trust”), the Board may, without shareholder approval (unless such shareholder approval is required by the Declaration of Trust or applicable law, including the 1940 Act), authorize certain funds to merge, reorganize, consolidate, sell all or substantially all of their assets, or take other similar actions with, to or into another fund.  The Trust or a fund may be terminated by a majority vote of the Board, subject to the affirmative vote of a majority of the shareholders of the Trust or such fund entitled to vote on termination; however, in certain circumstances described in the Declaration of Trust, only a majority vote of the Board is required. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Declaration of Trust provides that the Board will have the unrestricted power to alter the number of shares in a Creation Unit. Therefore, in the event of a termination of the Trust or a fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Units or to be individually redeemable. In such circumstance, the Trust or a fund may make redemptions in-kind, for cash or for a combination of cash or securities. Further, in the event of a termination of the Trust or a fund, the Trust or a fund might elect to pay cash redemptions to all shareholders, with an in-kind election for shareholders owning in excess of a certain stated minimum amount.
DTC as Securities Depository for Shares of the Funds.  Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.
DTC was created in 1973 to enable electronic movement of securities between its participants (“DTC Participants”), and NSCC was established in 1976 to provide a single settlement system for securities clearing and to serve as central counterparty for securities trades among DTC Participants. In 1999, DTC and NSCC were consolidated within The Depository Trust & Clearing Corporation (“DTCC”) and became wholly-owned subsidiaries of DTCC. The common stock of DTCC is
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owned by the DTC Participants, but NYSE and FINRA, through subsidiaries, hold preferred shares in DTCC that provide them with the right to elect one member each to the DTCC board of directors. Access to the DTC system is available to entities, such as banks, brokers, dealers and trust companies, that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).
Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in shares of the Fund.
Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.
The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.
Distribution of Shares.  In connection with each Fund's launch, each Fund was seeded through the sale of one or more Creation Units by each Fund to one or more initial investors. Initial investors participating in the seeding may be Authorized Participants, a lead market maker or other third party investor or an affiliate of each Fund or each Fund’s adviser. Each such initial investor may sell some or all of the shares underlying the Creation Unit(s) held by them pursuant to the registration statement for each Fund (each, a “Selling Shareholder”), which shares have been registered to permit the resale from time to time after purchase. Each Fund will not receive any of the proceeds from the resale by the Selling Shareholders of these shares.
Selling Shareholders may sell shares owned by them directly or through broker-dealers, in accordance with applicable law, on any national securities exchange on which the shares may be listed or quoted at the time of sale, through trading systems, in the OTC market or in transactions other than on these exchanges or systems at fixed prices, at prevailing market prices at the time of the sale, at varying prices determined at the time of sale, or at negotiated prices. These sales may be effected through brokerage transactions, privately negotiated trades, block sales, entry into options or other derivatives transactions or through any other means authorized by applicable law. Selling Shareholders may redeem the shares held in Creation Unit size by them through an Authorized Participant.
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Any Selling Shareholder and any broker-dealer or agents participating in the distribution of shares may be deemed to be “underwriters” within the meaning of Section 2(a)(11) of the 1933 Act, in connection with such sales.
Any Selling Shareholder and any other person participating in such distribution will be subject to applicable provisions of the 1934 Act and the rules and regulations thereunder.
Creation and Redemption of Creation Units
General.  The Trust issues and sells shares of each Fund only in Creation Units on a continuous basis through the Distributor or its agent, without a sales load, at a price based on each Fund's NAV next determined after receipt, on any Business Day (as defined below), of an order received by the Distributor or its agent in proper form. On days when the Listing Exchange closes earlier than normal, a Fund may require orders to be placed earlier in the day. The following table sets forth the number of shares of a Fund that constitute a Creation Unit for such Fund and the approximate value of such Creation Unit as of July 31, 2025:

Fund	Shares Per Creation Unit	Approximate Value Per Creation Unit (U.S.$)
iShares Core 30/70 Conservative Allocation ETF	50,000	$1,947,901.80
iShares Core 40/60 Moderate Allocation ETF	50,000	$2,288,496.80
iShares Core 60/40 Balanced Allocation ETF	50,000	$3,071,226.20
iShares Core 80/20 Aggressive Allocation ETF	50,000	$4,169,345.85
In its discretion, the Trust reserves the right to increase or decrease the number of a Fund’s shares that constitute a Creation Unit. The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of any Fund, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.
A “Business Day” with respect to each Fund is any day the Fund is open for business, including any day when it satisfies redemption requests as required by Section 22(e) of the 1940 Act. Each Fund is open for business any day on which the Listing Exchange on which the Fund is listed for trading is open for business. As of the date of this SAI, each Listing Exchange observes the following holidays, as observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Fund Deposit.  The consideration for purchase of Creation Units of each Fund generally consists of Deposit Securities and the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which, when combined with a Fund's portfolio securities, is designed to generate performance that has a collective investment profile similar to that of the Underlying Index. The Fund Deposit represents the minimum initial and subsequent investment amount for a Creation Unit of any Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, to purchases of Creation Units of shares of a given Fund until such time as the next-announced Fund Deposit is made available.
The “Cash Component” is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the “Deposit Amount,” which is an amount equal to the market value of the Deposit Securities, and serves to compensate for any differences between the NAV per Creation Unit and the Deposit Amount. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities are the sole responsibility of the Authorized Participant purchasing a Creation Unit.
The identity and number of shares of the Deposit Securities change pursuant to changes in the composition of a Fund's portfolio and as rebalancing adjustments and corporate action events are reflected from time to time by BFA with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities constituting the relevant Underlying Index.
The Fund Deposit may also be modified to minimize the Cash Component by redistributing the cash to the Deposit Securities portion of the Fund Deposit through “systematic rounding.” The rounding methodology “rounds up” position sizes of
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securities in the Deposit Securities (which in turn reduces the cash portion). However, the methodology limits the maximum allowed percentage change in weight and share quantity of any given security in the Fund Deposit.
Fund Deposits may also be modified to position a fund towards a forward index rebalance to reflect revisions that account for index additions, deletions, and re-weights.
The Trust may, in its sole discretion, substitute a “cash in lieu” amount to be added to the Cash Component to replace any Deposit Security in certain circumstances, including: (i) when instruments are not available in sufficient quantity for delivery; (ii) when instruments are not eligible for transfer through DTC or the clearing process (as discussed below); (iii) when instruments that the Authorized Participant (or an investor on whose behalf the Authorized Participant is acting) are not able to be traded due to a trading restriction; (iv) when delivery of the Deposit Security by the Authorized Participant (or by an investor on whose behalf the Authorized Participant is acting) would be restricted under applicable securities or other local laws; (v) in connection with distribution payments to be made by a Fund; or (vi) in certain other situations.
Cash Purchase Method.  Although the Trust does not generally permit partial or full cash purchases of Creation Units of its funds, when partial or full cash purchases of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind purchases thereof. In the case of a partial or full cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser.
Procedures for Creation of Creation Units.  To be eligible to place orders with the Distributor and to create a Creation Unit of the Funds, an entity must be: (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC, or (ii) a DTC Participant, and must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Units (“Authorized Participant Agreement”) (discussed below). A member or participant of a clearing agency registered with the SEC which has a written agreement with the Funds or one of their service providers that allows such member or participant to place orders for the purchase and redemption of Creation Units is referred to as an “Authorized Participant.” All shares of the Funds, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.
Role of the Authorized Participant.  Creation Units may be purchased only by or through a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Funds or one of their service providers that allows such member or participant to place orders for the purchase and redemption of Creation Units (an “Authorized Participant”). Such Authorized Participant will agree, pursuant to the terms of such Authorized Participant Agreement and on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that such Authorized Participant will make available in advance of each purchase of shares an amount of cash sufficient to pay the Cash Component, once the NAV of a Creation Unit is next determined after receipt of the purchase order in proper form, together with the transaction fees described below. An Authorized Participant, acting on behalf of an investor, may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Cash Component. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement and that orders to purchase Creation Units may have to be placed by the investor's broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Trust does not expect to enter into an Authorized Participant Agreement with more than a small number of DTC Participants. A list of current Authorized Participants may be obtained from the Distributor. The Distributor has adopted guidelines regarding Authorized Participants’ transactions in Creation Units that are made available to all Authorized Participants. These guidelines set forth the processes and standards for Authorized Participants to transact with the Distributor and its agents in connection with creation and redemption transactions. In addition, the Distributor may be appointed as the proxy of the Authorized Participant and may be granted a power of attorney under its Authorized Participant Agreement.
Purchase Orders.   To initiate an order for a Creation Unit, an Authorized Participant must submit to the Distributor or its agent an irrevocable order to purchase shares of a Fund, in proper form, generally before 4:00 p.m., Eastern time on any Business Day to receive that day’s NAV. The Distributor or its agent will notify BFA and the custodian of such order. The custodian will then provide such information to any appropriate sub-custodian. Procedures and requirements governing the delivery of the Fund Deposit are set forth in the procedures handbook for Authorized Participants and may change from time
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to time. Investors, other than Authorized Participants, are responsible for making arrangements for a creation request to be made through an Authorized Participant. The Distributor or its agent will provide a list of current Authorized Participants upon request. Those placing orders to purchase Creation Units through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor or its agent by the Cutoff Time (as defined below) on such Business Day.
The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Funds, immediately available or same day funds estimated by the Funds to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fees. Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the Cutoff Time of the Funds. Investors should be aware that an Authorized Participant may require orders for purchases of shares placed with it to be in the particular form required by the individual Authorized Participant.
The Authorized Participant is responsible for any and all expenses and costs incurred by a Fund, including any applicable cash amounts, in connection with any purchase order.
Timing of Submission of Purchase Orders.  An Authorized Participant must submit an irrevocable order to purchase shares of a Fund generally before 4:00 p.m., Eastern time on any Business Day in order to receive that day's NAV. Creation Orders must be transmitted by an Authorized Participant in the form required by the Funds to the Distributor or its agent pursuant to procedures set forth in the Authorized Participant Agreement. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or its agent or an Authorized Participant. Orders to create shares of the Fund that are submitted on the Business Day immediately preceding a holiday or a day (other than a weekend) when the equity markets in the relevant non-U.S. market are closed may not be accepted. Each Fund's deadline specified above for the submission of purchase orders is referred to as that Fund's “Cutoff Time.” The Distributor or its agent, in their discretion, may permit the submission of such orders and requests by or through an Authorized Participant at any time (including on days on which the Listing Exchange is not open for business) via communication through the facilities of the Distributor's or its agent's proprietary website maintained for this purpose. Purchase orders and redemption requests, if accepted by the Trust, will be processed based on the NAV next determined after such acceptance in accordance with a Fund's Cutoff Times as provided in the Authorized Participant Agreement and disclosed in this SAI.
Acceptance of Orders for Creation Units.   Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor's behalf) and (ii) arrangements satisfactory to the Funds are in place for payment of the Cash Component and any other cash amounts which may be due, the Funds will accept the order, subject to each Fund's right (and the right of the Distributor and BFA) to reject any order until acceptance, as set forth below.
Once a Fund has accepted an order, upon the next determination of the NAV of the shares, the Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor or its agent will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.
Each Fund reserves the right to reject or revoke a creation order transmitted to it by the Distributor or its agent provided that a rejection or revocation of a creation order does not violate Rule 6c-11 under the Investment Company Act. For example, a Fund may reject or revoke a creation order transmitted to it by the Distributor or its agent if (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities delivered do not conform to the identity and number of shares specified, as described above; (iv) acceptance of the Deposit Securities is not legally required or would, in the opinion of counsel, be unlawful; or (v) circumstances outside the control of the Fund, the Distributor or its agent and BFA make it impracticable to process purchase orders. The Distributor or its agent shall notify a prospective purchaser of a Creation Unit and/or the Authorized Participant acting on behalf of such purchaser of its rejection of such order. The Funds, Citibank, the sub-custodian and the Distributor or its agent are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for failure to give such notification.
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Issuance of a Creation Unit.   Except as provided herein, a Creation Unit will not be issued until the transfer of good title to the applicable Fund of the Deposit Securities and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the custodian that the securities included in the Fund Deposit (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Distributor or its agent and BFA shall be notified of such delivery and the applicable Fund will issue and cause the delivery of the Creation Unit.
Creation Units are generally issued on a “T+1 basis” (i.e., one Business Day after trade date). However, each Fund reserves the right to settle Creation Unit transactions on a different basis, if necessary or appropriate under the circumstances and compliant with applicable law. These circumstances may include, among others, accommodating non-U.S. market holiday schedules and accounting for different treatment among non-U.S. and U.S. markets of dividend record dates and ex-dividend dates (i.e., the last day the holder of a security can sell the security and still receive dividends payable on the security).
To the extent contemplated by an Authorized Participant Agreement with the Distributor, each Fund will issue Creation Units to such Authorized Participant, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral as set forth in the handbook for Authorized Participants. The Trust may use such collateral at any time to buy Deposit Securities for the Funds. Such collateral must be delivered no later than the time specified by a Fund or its custodian on the contractual settlement date. Information concerning the Funds' current procedures for collateralization of missing Deposit Securities is available from the Distributor or its agent. The Authorized Participant Agreement will permit the Funds to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Funds of purchasing such securities and the collateral including, without limitation, liability for related brokerage, borrowings and other charges.
In certain cases, Authorized Participants may create and redeem Creation Units on the same trade date and in these instances, the Funds reserve the right to settle these transactions on a net basis or require a representation from the Authorized Participants that the creation and redemption transactions are for separate beneficial owners. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by each Fund and the Fund's determination shall be final and binding.
Costs Associated with Creation Transactions.   A standard creation transaction fee is imposed to offset the transfer and other transaction costs associated with the issuance of Creation Units. Under an ETF Services Agreement, the Funds have retained BRIL, an affiliate of BFA, to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units of the Funds (“ETF Services”). BRIL will receive from an Authorized Participant a standard transaction fee on each creation order, which consists of (1) a fee for providing the ETF Services (the “ETF Servicing Fee”) and (2) transfer, processing and other transaction costs charged by a Fund custodian in connection with the issuance of Creation Units for such creation order (“Custody Transaction Costs”). BRIL is entitled to retain the ETF Servicing Fee pursuant to the ETF Services Agreement, but BRIL will reimburse any Custody Transaction Costs to the applicable Fund custodian according to the amounts invoiced by such custodian.
The ETF Servicing Fee is a flat fee per order regardless of the number of Creation Units being purchased, which amount will vary among different Funds based on a number of factors, including the complexity of the order and the types of securities or instruments included in a Fund’s Creation Basket, among other variables. The ETF Servicing Fee may be equal to zero in certain instances, such as for creation transactions that consist solely of cash. The actual Custody Transaction Costs vary per order based on the number of trades, underlying markets and settlement locations associated with the issuance of a Creation Unit. The following table sets forth, for each Fund, either the actual creation transaction fee that was charged on November 10, 2025 or an estimate of the creation transaction fee that would have been charged if the Fund had issued a Creation Unit on that date. The actual fee that was or would have been charged to an Authorized Participant in connection with a creation order will vary over time depending on the factors discussed above, and may be higher than the fee set forth below.
In order to defray transaction expenses for a Fund and protect against possible shareholder dilution, if a creation transaction consists solely or partially of cash, the Authorized Participant may also be required to cover (up to the maximum amount shown below) certain brokerage, tax, foreign exchange, execution and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs based on historical data or other inputs, at BlackRock’s discretion, and may include part or all of the spread between the expected bid and offer side of the market and anticipated market impact). However, a Fund is not obligated to trade
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identical securities to the securities identified by BlackRock in estimating these transaction and other costs and expenses. In certain cases, BlackRock or an affiliate may determine in its discretion to deviate from the regular charge, subject to the maximum amounts shown below.
Authorized Participants will also bear the costs of transferring the Deposit Securities to the Funds. Certain fees/costs associated with creation transactions may be waived in certain circumstances. Investors who use the services of a broker or other financial intermediary to acquire Fund shares may be charged a fee for such services.
The following table sets forth each Fund's actual or estimated creation transaction fee, as applicable, as of November 10, 2025 and maximum additional charge (as described above):

Fund	Standard Creation Transaction Fee	Maximum Additional Charge for Creations*
iShares Core 30/70 Conservative Allocation ETF	$158.75 **	3.0%
iShares Core 40/60 Moderate Allocation ETF	158.75 **	3.0%
iShares Core 60/40 Balanced Allocation ETF	158.75 **	3.0%
iShares Core 80/20 Aggressive Allocation ETF	158.75 **	3.0%

*
As a percentage of the net asset value per Creation Unit.
**
Estimated Fee.
Redemption of Creation Units.
Shares of a Fund may be redeemed by Authorized Participants only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor or its agent and only on a Business Day. The Funds will not redeem shares in amounts less than Creation Units. There can be no assurance, however, that there will be sufficient liquidity in the secondary market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a Creation Unit that could be redeemed by an Authorized Participant. Beneficial owners also may sell shares in the secondary market.
Each Fund generally redeems Creation Units for Fund Securities (as defined below). Please see the Cash Redemption Method section below and the following discussion summarizing the in-kind method for further information on redeeming Creation Units of the Funds.
Each Fund publishes the designated portfolio of securities (including any portion of such securities for which cash may be substituted) that will be applicable to redemption requests received in proper form (as defined below) on that day (“Fund Securities” or “Redemption Basket”), and an amount of cash (the “Cash Amount,” as described below) in order to effect redemptions of Creation Units of a Fund. Such Fund Securities and Cash Amount will remain in effect until such time as the next announced composition of the Fund Securities and Cash Amount is made available. The Fund Securities and Cash Amount are subject to possible amendment or correction. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units. Procedures and requirements governing redemption transactions are set forth in the handbook for Authorized Participants and may change from time to time.
Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities, plus the Cash Amount, which is an amount equal to the difference between the NAV of the shares being redeemed, as next determined after the receipt of a redemption request in proper form, and the value of Fund Securities, less a redemption transaction fee (as described below).
The Trust may, in its sole discretion, substitute a “cash in lieu” amount to replace any Fund Security in certain circumstances, including: (i) when the delivery of a Fund Security to the Authorized Participant (or to an investor on whose behalf the Authorized Participant is acting) would be restricted under applicable securities or other local laws or due to a trading restriction; (ii) when the delivery of a Fund Security to the Authorized Participant would result in the disposition of the Fund Security by the Authorized Participant due to restrictions under applicable securities or other local laws; (iii) when the delivery of a Fund Security to the Authorized Participant would result in unfavorable tax treatment; (iv) when a Fund Security cannot be settled or otherwise delivered in time to facilitate an in-kind redemption; or (v) in certain other situations. The amount of cash paid out in such cases will be equivalent to the value of the substituted security listed as a Fund Security. In the event
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that the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder. Each Fund generally redeems Creation Units for Fund Securities, but each Fund reserves the right to utilize a cash option for redemption of Creation Units. Each Fund may, in its sole discretion, provide such redeeming Authorized Participant a portfolio of securities that differs from the exact composition of the Fund Securities, but does not differ in NAV. The Redemption Basket may also be modified to minimize the Cash Component by redistributing the cash to the Fund Securities portion of the Redemption Basket through systematically rounding. The rounding methodology allows position sizes of securities in the Fund Securities to be “rounded up,” while limiting the maximum allowed percentage change in weight and share quantity of any given security in the Redemption Basket. Redemption Baskets may also be modified to position a fund towards a forward index rebalance to reflect revisions that account for index additions, deletions, and re-weights.
Cash Redemption Method.   Although the Trust does not generally permit partial or full cash redemptions of Creation Units of its funds, when partial or full cash redemptions of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind redemptions thereof. In the case of partial or full cash redemption, the Authorized Participant receives the cash equivalent of the Fund Securities it would otherwise receive through an in-kind redemption, plus the same Cash Amount to be paid to an in-kind redeemer.
Costs Associated with Redemption Transactions.
A standard redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the relevant Fund. As described above, under an ETF Services Agreement, the Funds have retained BRIL, an affiliate of BFA, to perform certain ETF Services. BRIL will receive from an Authorized Participant a standard transaction fee on each redemption order, which consists of (1) the ETF Servicing Fee and (2) Custody Transaction Costs. BRIL is entitled to retain the ETF Servicing Fee pursuant to the ETF Services Agreement, but BRIL will reimburse any Custody Transaction Costs to the applicable Fund custodian according to the amounts invoiced by such custodian.
The ETF Servicing Fee is a flat fee per order regardless of the number of Creation Units being redeemed, which amount will vary among different Funds based on a number of factors, including the complexity of the order and the types of securities or instruments included in a Fund’s Redemption Basket, among other variables. The ETF Servicing Fee may be equal to zero in certain instances, such as for redemption transactions that consist solely of cash. The actual Custody Transaction Costs vary per order based on the number of trades, underlying markets, and settlement locations associated with the redemption of a Creation Unit. The following table sets forth, for each Fund, either the actual redemption transaction fee that was charged on November 10, 2025 or an estimate of the redemption transaction fee that would have been charged if the Fund had redeemed a Creation Unit on that date. The actual fee that was or would have been charged to an Authorized Participant in connection with a redemption order will vary over time depending on the factors discussed above, and may be higher than the fee set forth below.
In order to defray transaction expenses for a Fund and protect against possible shareholder dilution, if a redemption transaction consists solely or partially of cash, the Authorized Participant may also be required to cover (up to the maximum amount shown below) certain brokerage, tax, foreign exchange, execution and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs based on historical data or other inputs, at BlackRock’s discretion, and may include part or all of the spread between the expected bid and offer side of the market and anticipated market impact). However, a Fund is not obligated to trade identical securities to the securities identified by BlackRock in estimating these transaction and other costs and expenses. In certain cases, BlackRock or an affiliate may determine in its discretion to deviate from the regular charge, subject to the maximum amounts shown below.
Authorized Participants will also bear the costs of transferring the Fund Securities from a Fund to their account on their order. Certain fees/costs associated with redemption transactions may be waived in certain circumstances. Investors who use the services of a broker or other financial intermediary to dispose of Fund shares may be charged a fee for such services.
The following table sets forth each Fund's actual or estimated redemption transaction fee, as applicable, as of November 10, 2025 and maximum additional charge (as described above):

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Fund	Standard Redemption Transaction Fee	Maximum Additional Charge for Redemptions*
iShares Core 30/70 Conservative Allocation ETF	$158.75 **	2.0%
iShares Core 40/60 Moderate Allocation ETF	158.75 **	2.0%
iShares Core 60/40 Balanced Allocation ETF	158.75 **	2.0%
iShares Core 80/20 Aggressive Allocation ETF	158.75 **	2.0%

*
As a percentage of the net asset value per Creation Unit.
**
Estimated Fee.
Placement of Redemption Orders.  Redemption requests for Creation Units of the Funds must be submitted to the Distributor or its agent by or through an Authorized Participant. An Authorized Participant must submit an irrevocable request to redeem shares of a Fund generally before 4:00 p.m., Eastern time on any Business Day in order to receive that day's NAV. On days when the Listing Exchange closes earlier than normal, a Fund may require orders to redeem Creation Units to be placed earlier that day. Investors, other than Authorized Participants, are responsible for making arrangements for a redemption request to be made through an Authorized Participant. The Distributor or its agent will provide a list of current Authorized Participants upon request.
The Authorized Participant must transmit the request for redemption in the form required by the Funds to the Distributor or its agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement and that, therefore, requests to redeem Creation Units may have to be placed by the investor's broker through an Authorized Participant who has executed an Authorized Participant Agreement. At any time, only a limited number of broker-dealers will have an Authorized Participant Agreement in effect. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to the Funds' transfer agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.
A redemption request is considered to be in “proper form” if: (i) an Authorized Participant has transferred or caused to be transferred to the Funds' transfer agent the Creation Unit redeemed through the book-entry system of DTC so as to be effective by the Listing Exchange closing time on any Business Day on which the redemption request is submitted; (ii) a request in form satisfactory to the applicable Fund is received by the Distributor or its agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above; and (iii) all other procedures set forth in the Authorized Participant Agreement are properly followed.
Upon receiving a redemption request, the Distributor or its agent shall notify the applicable Fund and the Fund's transfer agent of such redemption request. The tender of an investor's shares for redemption and the distribution of the securities and/or cash included in the redemption payment made in respect of Creation Units redeemed will be made through DTC and the relevant Authorized Participant to the Beneficial Owner thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds, as the case may be, or by such other means specified by the Authorized Participant submitting the redemption request.
A redeeming Authorized Participant, whether on its own account or acting on behalf of a Beneficial Owner, must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the portfolio securities are customarily traded, to which account such portfolio securities will be delivered.
Deliveries of redemption proceeds are generally made within one Business Day (i.e., “T+1”). However, each Fund reserves the right to settle deliveries of redemption proceeds on a different basis, if necessary or appropriate under the circumstances and compliant with applicable law. These circumstances may include, among others, accommodating non-U.S. market holiday schedules and accounting for different treatment among non-U.S. and U.S. markets of dividend record dates and dividend ex-dates (i.e., the last date the holder of a security can sell the security and still receive dividends payable on the security).
To the extent contemplated by an Authorized Participant's agreement with the Distributor or its agent, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit to be redeemed to a Fund, at or prior to the time specified by a Fund or its custodian on the Business Day after the date
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of submission of such redemption request, the Distributor or its agent will accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral as set forth in the handbook for Authorized Participants. Such collateral must be delivered no later than the time specified by a Fund or its custodian on the Business Day after the date of submission of such redemption request and shall be held by Citibank and marked-to-market daily. The fees of Citibank and any sub-custodians in respect of the delivery, maintenance and redelivery of the collateral shall be payable by the Authorized Participant. The Authorized Participant Agreement permits the Funds to acquire shares of the Funds at any time and subjects the Authorized Participant to liability for any shortfall between the aggregate of the cost to the Funds of purchasing such shares, plus the value of the Cash Amount, and the value of the collateral together with liability for related brokerage and other charges.
The right of redemption may be suspended or the date of payment postponed with respect to any Fund: (i) for any period during which the Listing Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the Listing Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of the Fund's portfolio securities or determination of its NAV is not reasonably practicable; or (iv) in such other circumstance as is permitted by the SEC.
Custom Baskets.  Creation and Redemption baskets may differ and each Fund may accept “custom baskets.” A custom basket may include any of the following: (i) a basket that is composed of a non-representative selection of a Fund's portfolio holdings; (ii) a representative basket that is different from the initial basket used in transactions on the same business day; or (iii) a basket that contains bespoke cash substitutions for a single Authorized Participant. Each Fund has adopted policies and procedures that govern the construction and acceptance of baskets, including heightened requirements for certain types of custom baskets. Such policies and procedures provide the parameters for the construction and acceptance of custom baskets that are in the best interests of a Fund and its shareholders, establish processes for revisions to, or deviations from, such parameters, and specify the titles and roles of the employees of BFA who are required to review each custom basket for compliance with those parameters. In addition, when constructing custom baskets for redemptions, the tax efficiency of a Fund may be taken into account. The policies and procedures distinguish among different types of custom baskets that may be used for each Fund and impose different requirements for different types of custom baskets in order to seek to mitigate against potential risks of conflicts and/or overreaching by an Authorized Participant. BlackRock has established a governance process to oversee basket compliance for the Funds, as set forth in each Fund's policies and procedures.
Taxation on Creations and Redemptions of Creation Units.   An Authorized Participant generally will recognize either gain or loss upon the exchange of Deposit Securities for Creation Units. This gain or loss is calculated by taking the market value of the Creation Units purchased over the Authorized Participant’s aggregate basis in the Deposit Securities exchanged therefor. However, the IRS may apply the wash sales rules to determine that any loss realized upon the exchange of Deposit Securities for Creation Units is not currently deductible. Authorized Participants should consult their own tax advisors.
Current U.S. federal income tax laws dictate that capital gain or loss realized from the redemption of Creation Units will generally create long-term capital gain or loss if the Authorized Participant holds the Creation Units for more than one year, or short-term capital gain or loss if the Creation Units were held for one year or less, if the Creation Units are held as capital assets.
Taxes
The following is a summary of certain material U.S. federal income tax considerations regarding the purchase, ownership and disposition of shares of a Fund. This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to a Fund or to all categories of investors, some of which may be subject to special tax rules. Current and prospective shareholders are urged to consult their own tax advisors with respect to the specific U.S. federal, state, local and non-U.S. tax consequences of investing in a Fund. The summary is based on the laws and judicial and administrative interpretations thereof in effect on the date of this SAI, all of which are subject to change, possibly with retroactive effect. References to the Funds will also generally apply to the Underlying Funds as well.
Regulated Investment Company Qualifications.  Each Fund intends to qualify for treatment as a separate RIC under Subchapter M of the Internal Revenue Code. To qualify for treatment as a RIC, each Fund must annually distribute at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (i) at least 90% of each Fund’s annual
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gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or non-U.S. currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in qualified publicly-traded partnerships (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive at least 90% of their income from interest, dividends, capital gains and other traditionally permitted RIC income); and (ii) at the close of each quarter of each Fund's taxable year, (a) at least 50% of the market value of each Fund’s total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of each Fund's total assets may be invested in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer, of two or more issuers of which 20% or more of the voting stock is held by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly-traded partnerships.
A Fund may be able to cure a failure to derive at least 90% of its income from the sources specified above or a failure to diversify its holdings in the manner described above by paying a tax and/or by disposing of certain assets. If, in any taxable year, a Fund fails one of these tests and does not timely cure the failure, that Fund will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by that Fund in computing its taxable income.
Although, in general, the passive loss rules of the Internal Revenue Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to interests in qualified publicly-traded partnerships. A Fund's investments in partnerships, including in qualified publicly-traded partnerships, may result in the Fund being subject to state, local, or non-U.S. income, franchise or withholding tax liabilities.
Taxation of RICs.  As a RIC, a Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders, provided that it satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, a Fund must distribute to its shareholders at least the sum of (i) 90% of its “investment company taxable income” (i.e., income other than the excess of its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments, and (ii) 90% of its net tax-exempt income for the taxable year. A Fund will be subject to income tax at regular corporate rates on any taxable income or gains that it does not distribute to its shareholders. If a Fund fails to qualify for any taxable year as a RIC or fails to meet the distribution requirement, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits. In such event, distributions to individuals should be eligible to be treated as qualified dividend income and distributions to corporate shareholders generally should be eligible for the dividends received deduction. Although each Fund intends to distribute substantially all of its net investment income and its capital gains for each taxable year, a Fund may decide to retain a portion of its income or gains. Each Fund will be subject to U.S. federal income taxation and excise taxation (as described below) to the extent it does not distribute all (or, in the case of the excise tax, substantially all) of such income or gains. In certain circumstances, including in instances where the operational cost of the distribution would exceed the amount of the income or excise tax, BFA or an affiliate may voluntarily pay the tax on behalf of a Fund or reimburse the Fund for the tax. If a Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. If a Fund fails to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Fund had been liquidated) if it qualifies as a RIC in a subsequent year.
Excise Tax.  A Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus at least 98.2% of its capital gain net income for the 12 months ended October 31 of such year. For this purpose, however, any ordinary income or capital gain net income retained by a Fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. Long-term capital distributions from the Underlying Funds paid in December or, in certain cases, January in satisfaction of this rule will be subject to potential distribution by the Funds in the following calendar year.
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Net Capital Loss Carryforwards.  Net capital loss carryforwards may be applied against any net realized capital gains in each succeeding year, until they have been reduced to zero.
In the event that a Fund were to experience an ownership change as defined under the Internal Revenue Code, the loss carryforwards and other favorable tax attributes of a Fund, if any, may be subject to limitation.
The following Funds had net capital loss carryforwards as set forth in the table below as of July 31, 2025, the tax year-end for the Funds listed:

Fund	Non-Expiring Capital Loss Carryforward
iShares Core 30/70 Conservative Allocation ETF	$11,556,898
iShares Core 40/60 Moderate Allocation ETF	20,379,122
iShares Core 60/40 Balanced Allocation ETF	32,773,959
iShares Core 80/20 Aggressive Allocation ETF	25,101,376
Taxation of U.S. Shareholders.   Dividends and other distributions by a Fund are generally treated under the Internal Revenue Code as received by the shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by a Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided such dividend is actually paid by the Fund during January of the following calendar year.
Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if a Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax (at a flat rate of 21%) on the amount retained. In that event, unless the retained amount is deemed to be de minimis or the applicable tax is otherwise reimbursed by BFA or an affiliate, the Fund will generally designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to the excess of the amount in clause (a) over the amount in clause (b). Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the IRS.
Distributions of net realized long-term capital gains, if any, that a Fund reports as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund. All other dividends of a Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits (“regular dividends”) are generally subject to tax as ordinary income, subject to the discussion of qualified dividend income below. Because the Fund is expected to invest in an Underlying Fund, the Fund’s realized losses on sales of shares of an Underlying Fund may be indefinitely or permanently deferred as “wash sales.” Distributions of short-term capital gains by an Underlying Fund will be recognized as ordinary income by the Fund and would not be offset by the Fund’s capital loss carryforwards, if any. Capital loss carryforwards of an Underlying Fund, if any, would not offset net capital gains of the Fund. Long-term capital gains are eligible for taxation at a maximum rate of 15% or 20% for non-corporate shareholders, depending on whether their income exceeds certain threshold amounts.
If an individual receives a regular dividend qualifying for the long-term capital gains rates and such dividend constitutes an “extraordinary dividend,” and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of
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which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An “extraordinary dividend” on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period, or (ii) in an amount greater than 20% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.
Distributions in excess of a Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder’s basis in shares of the Fund, and as a capital gain thereafter (if the shareholder holds shares of the Fund as capital assets). Distributions in excess of a Fund’s minimum distribution requirements, but not in excess of a Fund’s earnings and profits, will be taxable to shareholders and will not constitute nontaxable returns of capital. Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive and should have a cost basis in the shares received equal to such amount.
A 3.8% U.S. federal Medicare contribution tax is imposed on net investment income, including, but not limited to, interest, dividends, and net gain from investments, of U.S. individuals with income exceeding $200,000 (or $250,000 if married and filing jointly) and of estates and trusts.
Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If a Fund is the holder of record of any security on the record date for any dividends payable with respect to such security, such dividends will be included in the Fund’s gross income not as of the date received but as of the later of (a) the date such security became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the security would not be entitled to receive the declared, but unpaid, dividends); or (b) the date the Fund acquired such security. Accordingly, in order to satisfy its income distribution requirements, a Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.
In certain situations, a Fund may, for a taxable year, defer all or a portion of its net capital loss (or if there is no net capital loss, then any net long-term or short-term capital loss) realized after October and its late-year ordinary loss (defined as the sum of (i) the excess of post-October foreign currency and passive foreign investment company (“PFIC”) losses over post-October foreign currency and PFIC gains and (ii) the excess of post-December ordinary losses over post-December ordinary income) until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October (or December) may affect the tax character of shareholder distributions.
Sales of Shares.  Upon the sale or exchange of shares of a Fund, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and the shareholder’s basis in shares of the Fund. A redemption of shares by a Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends or capital gains distributions, or by an option or contract to acquire substantially identical shares, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. The Medicare contribution tax described above will apply to the sale of Fund shares.
If a shareholder incurs a sales charge in acquiring shares of a Fund, disposes of those shares within 90 days and then, on or before January 31 of the following calendar year, acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares. Furthermore, the
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same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents shareholders from immediately deducting the sales charge by shifting their investments within a family of mutual funds.
Backup Withholding.  In certain cases, a Fund will be required to withhold at a 24% rate and remit to the U.S. Treasury such amounts withheld from any distributions paid to a shareholder who: (i) has failed to provide a correct taxpayer identification number; (ii) is subject to backup withholding by the IRS; (iii) has failed to certify to a Fund that such shareholder is not subject to backup withholding; or (iv) has not certified that such shareholder is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's U.S. federal income tax liability.
Sections 351 and 362.  The Trust, on behalf of each Fund, has the right to reject an order for a purchase of shares of the Fund if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Sections 351 and 362 of the Internal Revenue Code, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. If a Fund’s basis in such securities on the date of deposit was less than market value on such date, the Fund, upon disposition of the securities, would recognize more taxable gain or less taxable loss than if its basis in the securities had been equal to market value. It is not anticipated that the Trust will exercise the right of rejection except in a case where the Trust determines that accepting the order could result in material adverse tax consequences to a Fund or its shareholders. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.
Taxation of Certain Derivatives.  An Underlying Fund’s transactions in zero coupon securities, non-U.S. currencies, forward contracts, options and futures contracts (including options and futures contracts on non-U.S. currencies), to the extent permitted, will be subject to special provisions of the Internal Revenue Code (including provisions relating to “hedging transactions” and “straddles”) that, among other consequences, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require an Underlying Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause an Underlying Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. Each Underlying Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any zero coupon security, non-U.S. currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of an Underlying Fund as a RIC.
An Underlying Fund’s investments in so-called “Section 1256 contracts,” such as regulated futures contracts, most non-U.S. currency forward contracts traded in the interbank market and options on most security indexes, are subject to special tax rules. All Section 1256 contracts held by an Underlying Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in an Underlying Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by an Underlying Fund from positions in Section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by an Underlying Fund.
As a result of entering into swap contracts, an Underlying Fund may make or receive periodic net payments. An Underlying Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if an Underlying Fund has been a party to the swap for more than one year). With respect to certain types of swaps, an Underlying Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss.
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Qualified Dividend Income.  Distributions by a Fund of investment company taxable income (including any short-term capital gains), whether received in cash or shares, will be taxable either as ordinary income or as qualified dividend income, which is eligible to be taxed at long-term capital gain rates to the extent a Fund receives qualified dividend income on the securities it holds and a Fund reports the distribution as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable U.S. corporations (but generally not from U.S. REITs) and certain non-U.S. corporations (e.g., non-U.S. corporations that are not PFICs and which are incorporated in a possession of the U.S. or in certain countries with a comprehensive tax treaty with the U.S., or the stock of which is readily tradable on an established securities market in the U.S. (where the dividends are paid with respect to such stock)). Substitute payments received by a Fund for securities lent out by a Fund will not be qualified dividend income.
A dividend from a Fund will not be treated as qualified dividend income to the extent that: (i) the shareholder has not held the shares on which the dividend was paid for 61 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become ex-dividend with respect to such dividend or a Fund fails to satisfy those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder (or, in the case of certain preferred stocks, the holding requirement of 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend with respect to such dividend); (ii) a Fund or the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property; or (iii) the shareholder elects to treat such dividend as investment income under Section 163(d)(4)(B) of the Internal Revenue Code. Dividends received by a Fund from a REIT or another RIC may be treated as qualified dividend income only to the extent the dividend distributions are attributable to qualified dividend income received by such REIT or other RIC. It is expected that dividends received by a Fund from a REIT and distributed to a shareholder generally will be taxable to the shareholder as ordinary income. However, a non-corporate taxpayer who is a direct REIT shareholder may claim a 20% “qualified business income” deduction for ordinary REIT dividends, and a RIC may report dividends as eligible for this deduction to the extent the RIC’s income is derived from ordinary REIT dividends (reduced by allocable RIC expenses). A shareholder may treat the dividends as such provided the RIC and the shareholder satisfy applicable holding period requirements. Distributions by a Fund of its net short-term capital gains will be taxable as ordinary income.
Corporate Dividends Received Deduction.  Dividends paid by a Fund that are attributable to dividends received by the Fund from the Underlying Funds and that are attributable to dividends paid by U.S. corporations may qualify for the U.S. federal dividends received deduction for corporations. A 46-day minimum holding period during the 90-day period that begins 45 days prior to ex-dividend date (or 91-day minimum holding period during the 180 period beginning 90 days prior to ex-dividend date for certain preference dividends) during which risk of loss may not be diminished is required for the applicable shares, at the Fund level, the Underlying Fund level and shareholder level, for a dividend to be eligible for the dividends received deduction. Restrictions may apply if indebtedness, including a short sale, is attributable to the investment.
Excess Inclusion Income.  Under current law, the Funds serve to block unrelated business taxable income (“UBTI”) from being realized by their tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Section 514(b) of the Internal Revenue Code. Certain types of income received by an  Underlying Fund from REITs, real estate mortgage investment conduits, taxable mortgage pools or other investments may cause the Fund to report some or all of its distributions as “excess inclusion income.” To Fund shareholders, such excess inclusion income may: (i) constitute taxable income, as UBTI for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (ii) not be offset by otherwise allowable deductions for tax purposes; (iii) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (iv) cause the Fund or Underlying Fund to be subject to tax if certain “disqualified organizations,” as defined by the Internal Revenue Code, are Fund shareholders. If a charitable remainder annuity trust or a charitable remainder unitrust (each as defined in Section 664 of the Internal Revenue Code) has UBTI for a taxable year, a 100% excise tax on the UBTI is imposed on the trust.
A Fund tries to avoid investing in REITs that are expected to generate excess inclusion income, but a Fund may not always be successful in doing so. Because information about a REIT’s investments may be inadequate or inaccurate, or because a REIT may change its investment program, a Fund may not be successful in avoiding the consequences described above. Avoidance of investments in REITs that generate excess inclusion income may require a Fund to forego otherwise attractive investment opportunities.
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Issues Related to India and Mauritius Taxes.  The following discussion does not address the effect on investors, including residents of India and citizens of India (whether or not residing in India or other countries, including the U.S.), of holding shares of certain of the Underlying Funds. Investors should consult their own tax advisors as to these issues based upon their own personal situations.
Indian tax matters discussed herein are based on the provisions of the IT Act, the provisions of the DTAA and other laws currently in force as of the date of this SAI. All such laws and the DTAA are subject to prospective and retroactive legislative amendment, administrative rulings and judicial review.
Certain of the Underlying Funds invest in India through a Mauritius subsidiary (each, a “Subsidiary” and collectively, the “Subsidiaries”). For U.S. federal income tax purposes, each Subsidiary has elected to be treated as an entity disregarded from its owner. Thus, for U.S. federal tax purposes, any income or loss realized by the Subsidiary will be treated as realized by the applicable fund. Therefore, any investment made by an Underlying Fund into the Subsidiary and any distributions received by an Underlying Fund from the Subsidiary are disregarded for U.S. federal tax purposes. Furthermore, there is no tax on each Underlying Fund's investment in the Subsidiary or on distributions made from the Subsidiary to the Fund.
No investor in the applicable Underlying Funds will be subject to taxation in India unless such investor is a resident of India or, if a non-resident, has an Indian source income or income received (whether accrued or otherwise) in India or triggers the indirect transfer provisions (discussed below). The IT Act provides for the concept of POEM for the determination of the residency of a foreign company. Accordingly, a company would be said to be resident in India if its POEM is situated in India. POEM is defined as a place where the key management and commercial decisions that are necessary for the conduct of the business of an entity as a whole are, in substance made. The taxation of the Subsidiary and the Fund in India is governed by the provisions of the IT Act, read with the provisions of the DTAA. As per Section 90(2) of the IT Act, the provisions of the IT Act would apply to the extent they are more beneficial than the provisions of the DTAA. In order to claim the beneficial provisions of the DTAA, the Subsidiary must be a tax resident of Mauritius.
An investor is required to submit a TRC as issued in the country of residence and provide other documents and information as prescribed by the Government to claim benefits under the DTAA.
Each Subsidiary has been incorporated in Mauritius and has obtained its TRC from the Mauritius authorities that establishes its residency in Mauritius under the DTAA. The TRC must be renewed annually. Each of the applicable Underlying Funds expect its Subsidiary to maintain its Mauritius tax residency, but it cannot be assured that the Mauritius authorities will successfully renew its TRC annually or that it will continue to be eligible to the DTAA benefits, particularly in light of the new requirements that may be introduced if the DTAA is re-negotiated.
Further, each Subsidiary will need to ensure that its management and control is in Mauritius so as to be tax resident in Mauritius.
If the Subsidiary is not centrally managed and controlled in Mauritius, it will be treated as non-resident for tax purposes.
Each Subsidiary holds a Category 1 Global Business License issued on September 23, 2008 and an authorisation to operate as a Collective Investment Scheme and as an Expert Fund issued on September 23, 2008 by the Financial Services Commission of Mauritius. Each Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, each Subsidiary is entitled to a system of foreign tax credits or partial exemption which reduces the Mauritius income tax rate. Each Subsidiary is entitled to tax credits against the income tax payable in Mauritius (i.e., up to a maximum of 15%) for foreign tax suffered on foreign source income where this can be evidenced. Alternatively, each Subsidiary is entitled (i) up to 30 June 2021, to a deemed foreign tax credit equivalent to 80% of the Mauritius tax payable, resulting in a maximum effective tax rate of 3% or (ii) to a partial exemption of 80% in respect of all its income resulting in the company being subject to tax only on the remaining 20% of the income at the rate of 15% provided the company satisfies the conditions relating to the substance of its activities. Further, the Subsidiary is not subject to capital gains tax in Mauritius nor is it subject to tax in Mauritius on any gains from the sale of securities. Any dividends paid by the Subsidiary to each of the applicable Underlying Funds will also be exempt from tax in Mauritius.
The DTAA gives India the right to tax capital gains that arise from alienation of shares of an Indian company acquired by a Mauritian tax resident.
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Each Subsidiary will attempt to abide by the requirements of the DTAA, to maintain its residency in Mauritius, and to ensure that management and control of the Subsidiary remain in Mauritius. Any change in the applicability of the provisions of the DTAA or in its applicability to the Subsidiary could result in the Subsidiary and indirectly each of the applicable Underlying Funds being subject to Indian income taxes, withholding taxes, and other taxes, as well as being subject to administrative or judicial assertion of such tax liabilities by the tax authorities of India. This could significantly reduce the return of an Underlying Fund on its investments in shares and the return received by the Underlying Fund shareholders.
Each Subsidiary is expected to have income in the form of capital gains, income from dividends and income from interest. The Indian tax consequences for the Subsidiary on account of the application of the DTAA, read with the provisions of the IT Act, would be as follows (the rates are inclusive of the highest applicable surcharges):
•
Capital gains resulting from the sale of Indian securities (including depositary receipts issued by Indian companies) acquired prior to April 1, 2017 will not be subject to tax in India, provided the Subsidiary does not have a Permanent Establishment in India. Capital gains resulting from sale of shares in Indian companies acquired on or after April 1, 2017 will be subject to tax in India as per the domestic tax rates (provided below).
•
Prior to the Finance Act, 2020, the dividend distributed by a domestic company was subject to dividend distribution tax at an effective rate of 20.56% (inclusive of surcharge), in the hands of such domestic company. Such dividends received by non-resident shareholders are exempt from taxation in India in the hands of such non-resident shareholders. However, the Finance Act, 2020 amended the IT Act to abolish the dividend distribution tax regime.
•
Under the amended IT Act, the dividend income would be subject to tax directly from the shareholder and no tax is required to be paid by the domestic company distributing dividends. Dividend income earned by a non-resident would be subject to tax at the rate of 21.84% under the IT Act.
•
The Subsidiary, being a resident of Mauritius, may claim the benefit of the DTAA. As per the DTAA, dividend income received by the Subsidiary from an Indian company would be taxed at the rate of 5%, provided the Subsidiary directly holds at least 10% of the capital of such company. Otherwise such dividend income would be subject to tax at the rate of 15%. Further, the distribution of dividends would also be subject to withholding tax and the domestic company distributing dividends to the Subsidiary would be required to withhold tax at the aforementioned rates; and
•
Interest paid to the Subsidiary in respect of the debt obligations of Indian issuers will be subject to Indian income tax. The tax rate, in the case of rupee-denominated debt obligations, is 43.68%. However if the Subsidiary is a SEBI registered FPI, interest income earned from June 1, 2013 to June 30, 2023 on rupee-denominated bonds of Indian companies and Government securities, will be subject to tax at the rate of 5.46%, provided that the rate of interest does not exceed the prescribed rates. In the case of foreign currency-denominated debt obligations, the tax rate is 21.84%. For approved foreign currency loans advanced from July 1, 2012 to June 30, 2023, the tax rate on interest is 5.46% and for approved foreign currency long-term bonds issued from October 1, 2014 to June 30, 2023, the tax rate on interest is 5.46%. As per the IT Act the withholding tax rate on rupee-denominated bonds issued before July 1, 2023 to 5.46%. However, the Subsidiary may claim the benefit of the provisions of the DTAA to the extent they are more beneficial. DTAA provides for a withholding rate of 7.5% on the interest payments made on or after April 1, 2017.
In view of the provisions of the IT Act, since the Subsidiary is a SEBI registered FPI, the gains arising from transfer of securities would be characterized as “capital gains” and not business income. The taxation of capital gains under the IT Act would be as follows, assuming total income will be more than INR 100 million:
•
Long-term capital gains (being gains on sale of shares held for a period of more than twelve months) listed on a recognized stock exchange would be taxable in India at rate of 10.92%, provided Securities Transaction Tax (“STT”) has been paid, both on acquisition and sale (subject to certain transactions to which the provisions of applicability of payment of STT upon acquisition shall not be applicable) of such shares. Capital gains tax would be calculated on gains exceeding INR 0.1 million (without any indexation and foreign exchange fluctuation benefits). It may also be noted that any capital gains arising up to January 31, 2018 have been grandfathered;
•
Short-term capital gains (being gains on sale of shares held for a period of twelve months or less) from the sale of Indian shares listed on a recognized stock exchange will be taxed at the rate of 16.38% provided STT has been paid on the same;
•
Long-term capital gains (being gains on sale of shares held for a period of more than 24 months) arising to the
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Subsidiary from the sale of unlisted securities will be taxed at the rate of 10.92% (without indexation) and short-term capital gains (being gains on sale of shares held for a period of 24 months or less) will be taxed at the rate of 43.68%;*
•
Capital gains realized on sale of listed equity shares not executed on a recognized stock exchange in India would be taxed at the rate of 10.92% for long-term gains (being gains on sale of shares held for a period of more than 12 months) and at 43.68% in the case of short-term gains (being gains on sale of shares held for a period of 12 months or less);* and
•
Capital gains arising from the transfer of depositary receipts outside India between non-resident investors will not be subject to tax in India. These rates are subject to the beneficial provisions of the DTAA.

*
However, as the Subsidiary is a SEBI registered FPI, the rates will be 10.92% and 32.76%, respectively.
As per current provisions, gains arising from transfer of securities to FPI will be regarded as capital gains and will be taxable at the aforesaid rates.
Indian Minimum Alternate Tax
Under the MAT provisions, in the event a company’s tax liability is less than 15% of its book profits, then instead of paying income tax at rates provided otherwise under the IT Act, the company is liable to pay MAT on the adjusted book profits at the rate of 16.38% (inclusive of applicable taxes and surcharges, assuming total income of more than INR 100 million).
The IT Act provides that MAT is not applicable on foreign company where the foreign company is a resident of a country with which India has signed a DTAA and the foreign company does not have a permanent establishment in India in accordance with such DTAA.
Indian Securities Transaction Tax
All transactions entered on a recognized stock exchange in India are subject to an STT. STT has been introduced under Section 98 of the Finance (No.2) Act, 2004 on transactions relating to sale, purchases and redemption of shares made by purchasers or sellers of Indian securities and equity oriented mutual fund units. The current STT as levied on the transaction value as follows:
•
0.1% payable by the buyer and 0.1% by the seller on the value of transactions of delivery based transfer of an equity share in an Indian company entered in a recognized stock exchange;
•
0.001% on the value of transactions of delivery based sale of a unit of an equity oriented mutual fund entered in a recognized stock exchange, payable by the seller;
•
0.025% on the value of transactions of non-delivery based sale of an equity share in an Indian company or a unit of an equity oriented mutual fund, entered in a recognized stock exchange payable by the seller;
•
0.05% on the value of transactions of derivatives being options, entered in a recognized stock exchange. STT is to be paid by the seller;
•
0.01% on the value of transactions of sale of derivatives being futures, entered in a recognized stock exchange. STT is to be paid by the seller;
•
0.001% on the value of transactions of sale of units of an equity-oriented fund to the Mutual Fund, payable by the seller in accordance with the Finance Act, 2013;
•
0.125% on the value of transactions of sale of derivatives being options, where the option is exercised, entered in a recognized stock exchange. STT is to be paid by buyer;
•
0.2% on the value of transactions of the sale of unlisted shares by existing shareholders in an initial public offer.
The foregoing is based upon current interpretation and practice and is subject to future changes in the tax laws of India or Mauritius and in the DTAA. Any change in the DTAA's application could have a material adverse effect on the returns of each of the applicable Underlying Funds. Further, it is possible that the Indian tax authorities may seek to take the position that an Underlying Fund is not entitled to the benefits of the DTAA.
Indirect Transfers
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The current legislation imposes Indian tax and withholding obligations with respect to the transfer of shares and interest in an overseas company that derives its value substantially from assets situated in India (indirect transfers).
It has been clarified that the share or interest of the foreign entity shall be deemed to derive its value substantially from the assets located in India, if the value of such Indian assets exceeds INR 100 million, and represents at least 50% of the value of all the assets owned by the foreign entity. The value of an asset shall be the fair market value as of the specified date, of such an asset without reduction of liabilities. The fair market value will be determined in accordance with the Rule 11UB of the IT Rules. It has been provided that where all the assets of the foreign entity are not located in India, only such part of the income as is reasonably attributable to the Indian assets shall be subject to capital gains tax in India.
Further, it provides exemption from indirect transfer provisions to the small shareholders of such foreign entity in the following cases:
•
With respect to a foreign entity that holds the Indian assets directly, if the transferor of share or interest in such a foreign entity (along with its associated enterprises), at any time in the twelve months preceding the year of transfer neither holds the right of control or management in the foreign entity, nor holds voting power or share capital or interest exceeding 5% of the total voting power or total share capital or total interest in such foreign entity.
•
With respect to a foreign entity that holds the Indian assets indirectly, if the transferor of share or interest in such foreign entity (along with its associated enterprises), at any time in the twelve months preceding the year of transfer does not hold the right of control or management in relation to the foreign entity, which would entitle them to the right of control or management in the foreign entity which directly holds the Indian assets; or does not hold voting power or share capital or interest exceeding 5% of the total voting power or total share capital or total interest in the foreign entity, which results in holding the same share capital or voting power in the entity which directly holds the Indian assets.
If the gains arising from transfer of share or interest in a foreign entity are taxable in India in accordance with the aforementioned provisions of indirect transfer, the purchaser of the securities will be required to withhold applicable Indian taxes.
Under IT Act, gains realized when a non-resident acquires shares of a foreign company from another non-resident and the foreign company derives “substantial value” from Indian assets, (meaning that the value of Indian assets (i) exceeds INR 100 million, and (ii) represents at least 50% of the value the company’s assets), such gains are taxable in India and subject to withholding, to the extent that they are reasonably attributable to the Indian assets.
Because certain Underlying Funds invest in Indian securities through a subsidiary, a Subsidiary or the Underlying Funds may be considered to derive “substantial value” from Indian assets. Accordingly, shareholder redemptions of Underlying Fund/Subsidiary shares and sales of Underlying Fund shares may have been subject to Indian tax and withholding obligations. However, non-resident investors, investing directly or indirectly in Category I FPI, registered under 2019 Regulations, are exempt from the applicability of indirect transfer taxation under the IT Act. The Subsidiary has been registered as a Category I FPI under the 2019 Regulations. Therefore, any redemptions or transfers by the Underlying Funds or by shareholders in the Underlying Funds should not be subject to Indian indirect transfer tax.
General Anti-Avoidance Rules.
The GAAR introduced in the IT Act provides the Indian tax authorities a mechanism to deny any tax benefits in a transaction or any other arrangement that is believed to not have any commercial substance or purpose other than to obtain tax benefit(s) under a treaty. The provisions of GAAR will be applicable to arrangements (including a step in or a part thereof) entered into by a taxpayer, which may be declared as an “impermissible avoidance arrangement”.
CBDT has clarified that where a FPI (such as the Subsidiary) is located in a particular jurisdiction based on non-tax commercial reasons and the main purpose of the choice of location/residence of the FPI is not to obtain a treaty benefit, the GAAR provisions will not be resorted to by the tax authorities.
As per the provisions of the IT Rules, GAAR shall not apply in the following circumstances:
•
any arrangement where the aggregate tax benefit to all the parties of the arrangement in the relevant financial year does not exceed INR 30 Million;
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•
FIIs that choose not to take any benefit under any tax treaty entered with India and have invested in listed or unlisted securities with prior permission of the competent authority in accordance with the applicable regulations;
•
non-resident investor in an FII who has invested in an FII, directly or indirectly, by way of an offshore derivative instrument or otherwise; or
•
any income derived from the transfer of shares or interests made prior to April 1, 2017.
If the Underlying Funds use of a Subsidiary were considered to be such an impermissible avoidance arrangement, the Underlying Funds may become subject directly to taxation in India. The IT Act, provides that if the main purpose of any part or step of the arrangement is to obtain tax benefit, the entire arrangement shall be presumed to have been entered into with the purpose of obtaining a tax benefit and the burden of proof will be on the taxpayer to establish that obtaining a tax benefit was not the main purpose of the entire arrangement. GAAR may, irrespective of existing treaty provisions, lead to the imposition of tax liabilities and withholding obligations, which may lead an Underlying Fund to modify the structure.
Recent amendments to DTAA and GAAR could change the manner in which a Subsidiary is currently taxed in India and could adversely impact the returns to each of the Underlying Funds/Subsidiary and their respective shareholders. The Underlying Funds will continue to monitor developments in India with respect to these matters. Investors are urged to consult their own tax advisers with respect to their own tax situations and the tax consequences of an investment in the Underlying Funds.
Non-U.S. Investments.  Under Section 988 of the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates between the time an Underlying Fund accrues income or receivables or expenses or other liabilities denominated in a non-U.S. currency and the time an Underlying Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. In general, gains (and losses) realized on debt instruments will be treated as Section 988 gain (or loss) to the extent attributable to changes in exchange rates between the U.S. dollar and the currencies in which the instruments are denominated. Similarly, gains or losses on non-U.S. currency, non-U.S. currency forward contracts and certain non-U.S. currency options or futures contracts denominated in non-U.S. currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss unless an Underlying Fund was to elect otherwise.
If your Fund shares are loaned pursuant to securities lending arrangements, you may lose the ability to use any non-U.S. tax credits passed through by a Fund or to treat Fund dividends (paid while the shares are held by the borrower) as qualified dividends. Regarding a short sale with respect to shares of a Fund, substitute payments made to the lender of such shares may not be deductible under certain circumstances. Consult your financial intermediary or tax advisor. The Underlying Funds, if invested in non-U.S. positions, may be subject to non-U.S. income taxes and non-U.S. financial transactions taxes. Each Underlying Fund that is permitted to do so may elect to “pass through” to its investors, including the Funds, the amount of non-U.S. income taxes paid by the Underlying Fund. If more than 50% of the total assets of an Underlying Fund at the close of a year consist of non-U.S. stocks or securities (generally for this purpose, depositary receipts, no matter where traded, of non-U.S. companies are treated as “non-U.S.”) (and 50% of the total assets of the Fund at the close of the year consists of non-U.S. securities, or, at the close of each quarter, shares of Underlying Funds), the Funds may be eligible to elect to “pass through” such amounts to their stockholders and may do so, depending upon circumstances.
Passive Foreign Investment Companies.  If an Underlying Fund purchases shares in PFICs, it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.
If an Underlying Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Internal Revenue Code, in lieu of the foregoing requirements, an Underlying Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to an Underlying Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, an Underlying Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.
Alternatively, an Underlying Fund may make a mark-to-market election that would result in an Underlying Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, an Underlying Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by an Underlying Fund and, once made, would be effective
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for all subsequent taxable years, unless revoked with the consent of the IRS. By making the election, an Underlying Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. An Underlying Fund may have to distribute this “phantom” income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax.
An Underlying Fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effects of these rules.
Reporting.  If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a RIC are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Other Taxes.  Dividends, distributions and redemption proceeds may also be subject to additional state, local and non-U.S. taxes depending on each shareholder’s particular situation.
Taxation of Non-U.S. Shareholders.  Dividends paid by a Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. Dividends paid by a Fund from net tax-exempt income or long-term capital gains are generally not subject to such withholding tax. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN or IRS Form W-8BEN-E certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides an IRS Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the U.S. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN, IRS Form W-8BEN-E or other applicable form may be subject to backup withholding at the appropriate rate.
Properly-reported dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of the Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder or partner, reduced by expenses that are allocable to such income) or (ii) are paid in respect of the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, the Fund may report all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN, IRS Form W-8BEN-E or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.
Special rules may apply to a foreign shareholder receiving a Fund distribution if at least 50% of the Fund's assets consist of interests in U.S. real property interests, including certain REITs and U.S. real property holding corporations (as defined in the Internal Revenue Code and Treasury regulations). Fund distributions that are attributable to gain from the disposition of a U.S. real property interest will be taxable as ordinary dividends and subject to withholding at a 30% or lower treaty rate if the foreign shareholder held no more than 5% of the Fund's shares at any time during the one-year period ending on the date of the distribution. If the foreign shareholder held at least 5% of the Fund's shares, the distribution would be treated as income effectively connected with a trade or business within the U.S. and the foreign shareholder would be subject to withholding tax at a rate of 21% and would generally be required to file a U.S. federal income tax return.
Similar consequences would generally apply to a foreign shareholder's gain on the sale of Fund shares unless the Fund is domestically controlled (meaning that more than 50% of the value of the Fund's shares is held by U.S. shareholders) or the foreign shareholder owns no more than 5% of the Fund's shares at any time during the five-year period ending on the date of
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sale. Finally, a domestically controlled Fund may be required to recognize a portion of its gain on the in-kind distribution of certain U.S. real property interests. Shareholders that are nonresident aliens or foreign entities are urged to consult their own tax advisors concerning the particular tax consequences to them of an investment in the Fund.
The rules laid out in the previous two paragraphs, other than the withholding rules, will apply notwithstanding a Fund's or an Underlying Fund's participation in a wash sale transaction or its payment of a substitute dividend.
Shareholders that are nonresident aliens or foreign entities are urged to consult their own tax advisors concerning the particular tax consequences to them of an investment in a Fund.
Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to: (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders; and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to: (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders; comply with due diligence procedures with respect to the identification of U.S. accounts; report to the IRS certain information with respect to U.S. accounts maintained; agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information; and determine certain other information concerning their account holders, or (ii) in the event an intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities may need to report the name, address, and taxpayer identification number of each substantial U.S. owner or provide certifications of no substantial U.S. ownership unless certain exceptions apply.
Shares of a Fund held by a non-U.S. shareholder at death will be considered situated within the U.S. and subject to the U.S. estate tax.
The foregoing discussion is a summary of certain material U.S. federal income tax considerations only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisors as to the tax consequences of investing in such shares, including consequences under state, local and non-U.S. tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date of this SAI. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.
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Financial Statements
Each audited Financial Statements, including the Financial Highlights, appearing in the applicable Annual Report to Shareholders and the report therein of PricewaterhouseCoopers LLP, an independent registered public accounting firm, are hereby incorporated by reference in this SAI. The applicable Annual Report to Shareholders, which contains the referenced audited financial statements, is available upon request and without charge.
Miscellaneous Information
Counsel.  Willkie Farr & Gallagher LLP, located at 787 Seventh Avenue, New York, NY 10019, is counsel to the Trust.
Independent Registered Public Accounting Firm.  PricewaterhouseCoopers LLP, located at Two Commerce Square, 2001 Market Street, Philadelphia, PA 19103, serves as the Trust's independent registered public accounting firm, audits the Funds' financial statements, and may perform other services.
Shareholder Communications to the Board.  The Board has established a process for shareholders to communicate with the Board. Shareholders may contact the Board by mail. Correspondence should be addressed to iShares Board of Trustees, c/o BlackRock Fund Advisors, iShares Fund Administration, 400 Howard Street, San Francisco, CA 94105. Shareholder communications to the Board should include the following information: (i) the name and address of the shareholder; (ii) the number of shares owned by the shareholder; (iii) the Fund(s) of which the shareholder owns shares; and (iv) if these shares are owned indirectly through a broker, financial intermediary or other record owner, the name of the broker, financial intermediary or other record owner. All correspondence received as set forth above shall be reviewed by the Secretary of the Trust and reported to the Board.
Investors’ Rights.  Each Fund relies on the services of BFA and its other service providers, including the Distributor, administrator, custodian and transfer agent. Further information about the duties and roles of these service providers is set out in this SAI. Investors who acquire shares of a Fund are not parties to the relevant agreement with these service providers and do not have express contractual rights against the Fund or its service providers, except certain institutional investors that are Authorized Participants may have certain express contractual rights with respect to the Distributor under the terms of the relevant Authorized Participant Agreement. Investors may have certain legal rights under federal or state law against a Fund or its service providers. In the event that an investor considers that it may have a claim against a Fund, or against any service provider in connection with its investment in a Fund, such investor should consult its own legal advisor.
By contract, Authorized Participants irrevocably submit to the non-exclusive jurisdiction of any New York State or U.S. federal court sitting in New York City over any suit, action or proceeding arising out of or relating to the Authorized Participant Agreement. Jurisdiction over other claims, whether by investors or Authorized Participants, will turn on the facts of the particular case and the law of the jurisdiction in which the proceeding is brought.
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Appendix A - Proxy Voting Policies
A-1

Open-End Active and Fixed Income Index Fund Proxy Voting Policy
Procedures Governing Delegation of Proxy Voting to Fund Advisers
Effective Date: January 1, 2025
________________________________________
Applies to the following types of Funds registered under the 1940 Act:
☐ Index Equity Mutual Funds and Exchange-Traded Funds
☒ Open-End Active and Fixed Income Index Mutual Funds and Exchange-Traded Funds
☐ Money Market Funds
☐ Closed-End Funds
☐ Other
________________________________________
Objective and Scope
Set forth below is the Open-End Active and Fixed Income Index Fund Proxy Voting Policy.
Policy / Document Requirements and Statements
The Boards of Trustees/Directors (“Directors”) of certain open-end funds (the “Funds”) advised by BlackRock Fund Advisors or BlackRock Advisors, LLC (“BlackRock”), have the responsibility for the oversight of voting proxies relating to portfolio securities of the Funds, and have determined that it is in the best interests of the Funds and their shareholders to delegate the responsibility to vote proxies to BlackRock, subject to the principles outlined in this Policy, as part of BlackRock’s authority to manage, acquire and dispose of account assets, all as contemplated by the Funds’ respective investment management agreements.
BlackRock has adopted the BlackRock Active Investment Stewardship Global Engagement and Voting Guidelines (as from time to time amended, the “Guidelines”) governing proxy voting by active and fixed income index Funds managed by BlackRock. The Guidelines include “climate and decarbonization” guidelines which apply to the Funds listed in Appendix A, if any.
BlackRock will cast votes on behalf of each of the Funds covered by this policy on specific proxy issues in respect of securities held by each such Fund (or may refrain from voting) in accordance with the Guidelines.
Conflicts Management
BlackRock Active Investment Stewardship (“BAIS”) maintains policies and procedures that seek to prevent undue influence on BlackRock’s proxy voting activity and to mitigate material conflicts of interest in the exercise of proxy voting responsibilities. Potential material conflicts, and the resultant potential for undue influence, might be due to a relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates or employees, or a Fund or a Fund’s affiliates. BlackRock has taken certain steps to mitigate potential conflicts, which are outlined in detail in the Guidelines. In mitigating conflicts, BAIS will adhere to the Guidelines.
In certain instances, BAIS will engage an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid potential conflicts of interest, to satisfy regulatory compliance requirements, or as may be otherwise required by applicable law.
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With respect to the relationship between securities lending and proxy voting, shares on loan cannot be voted and BlackRock may determine to recall them for voting, as guided by BlackRock’s fiduciary responsibility to act in clients’ financial interests. The Guidelines set forth BlackRock’s approach to recalling securities on loan in connection with proxy voting.
Reports to the Board
BlackRock will report on an annual basis to the Directors on (1) a summary of the proxy voting process as applicable to the Funds covered by this policy in the preceding year together with a representation that all votes were in accordance with the Guidelines and (2) any material changes to the Guidelines, including material changes to conflicts management practices, that have not previously been reported.
Appendix A
BlackRock U.S. Carbon Transition Readiness ETF
BlackRock World ex U.S. Carbon Transition Readiness ETF
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BlackRock Active Investment Stewardship
Global Engagement and Voting Guidelines
Effective as of January 2025

Overview	A-4
Introduction to BlackRock	A-4
About BlackRock Active Investment Stewardship	A-5
Our approach to stewardship within active equities	A-5
Our approach to stewardship within fixed income	A-5
Boards of Directors	A-6
Executive compensation	A-8
Non-executive director compensation	A-9
Capital structure	A-9
Transactions and special situations	A-10
Corporate reporting, risk management and audit	A-11
Shareholder rights and protections	A-12
Shareholder proposals	A-13
Corporate political activities	A-13
Sustainability, or environmental and social, considerations	A-13
Key stakeholders	A-14
Climate and decarbonization investment objectives	A-14
Appendix 1: How we fulfil and oversee our active investment stewardship responsibilities	A-14
Overview
This document provides high level guidance on how BlackRock Active Investment Stewardship (BAIS) views corporate governance matters that are commonly put to a shareholder vote, or on which investors engage with issuers. BAIS works in partnership with BlackRock’s investment teams, excluding index equity, providing expertise on investment stewardship, engaging with companies on behalf of those teams when appropriate, and assisting in recommending, operationalizing and reporting on voting decisions. The guidance informs BAIS’ voting recommendations to BlackRock’s active portfolio managers. It applies to active equity holdings in BlackRock’s fundamental equity, systematic equity and multi-asset solutions strategies. It also may apply to holdings in BlackRock’s index and active fixed income strategies, to the extent those strategies hold voting securities or conduct issuer engagements. The guidelines are not prescriptive as active portfolio managers have discretion as to how they integrate these guidelines within their investment processes in light of their clients’ or funds’ investment objectives. There are separate, independently developed principles and voting policies that are applied to BlackRock’s index equity investments by a distinct and independent function, BlackRock Investment Stewardship.
Introduction to BlackRock
BlackRock’s purpose is to help more and more people experience financial well-being. We manage assets on behalf of institutional and individual clients, across a full spectrum of investment strategies, asset classes, and regions. Our client base includes pension plans, endowments, foundations, charities, official institutions, insurers, and other financial institutions, as well as individuals around the world.
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About BlackRock Active Investment Stewardship
BlackRock Active Investment Stewardship (BAIS) is a specialist team within the Portfolio Management Group and manages BlackRock’s stewardship engagement and voting on behalf of clients invested in active strategies globally. BAIS is also responsible for engagement with issuers in index fixed income strategies, where appropriate. Our activities are informed by these Global Engagement and Voting Guidelines (“the Guidelines”) and insights from active investment analysts and portfolio managers, with whom we work closely in engaging companies and voting at shareholder meetings.
Engagement with public companies is the foundation of our approach to stewardship within fundamental active investing. Through direct dialogue with company leadership, we seek to understand their businesses and how they manage risks and opportunities to deliver durable, risk adjusted financial returns. Generally, portfolio managers and stewardship specialists engage jointly on substantive matters. Our discussions focus on topics relevant to a company’s success over time including governance and leadership, corporate strategy, capital structure and financial performance, operations and sustainability-related risks, as well as macro-economic, geopolitical and sector dynamics. We aim to be constructive investors and are generally supportive of management teams that have a track record of financial value creation. We aim to build and maintain strong relationships with company leadership based on open dialogue and mutual respect.
Different active equity strategies may implement these voting guidelines differently, as a result of the latitude the portfolio manager has to make independent voting decisions aligned with their portfolio objectives and investment strategy. For example, BAIS will generally vote the holdings in Systematic Active Equity portfolios in accordance with these guidelines. We provide voting recommendations to fundamental equity portfolio managers, who may determine to vote differently based on their portfolio investment objectives and strategy.
These guidelines discuss corporate governance topics on which we may engage with management teams and board directors(1) and matters that routinely come to a shareholder vote. We recognize that accepted corporate governance norms can differ across markets, and believe these guidelines represent globally applicable elements of governance that support a company’s ability to manage material risks and opportunities and deliver financial returns to investors. Generally, we believe companies should observe accepted corporate governance norms within their local markets or, particularly in markets without well-established norms, aspire to widely recognized international best practices. As one of many minority shareholders, BlackRock cannot – and does not try to – direct a company’s strategy or its implementation. We look to companies to provide disclosures that explain how their approach to corporate governance best aligns with the financial interests of their investors.
Our approach to stewardship within active equities
As shareholders of public companies, BlackRock’s clients have certain fundamental rights, including the right to vote on proposals put forth by a company’s management or its shareholders. The voting rights attached to these clients’ holdings are an important mechanism for investors to express support for, or concern about, a company’s performance. As a fiduciary, BlackRock is legally required to make proxy voting determinations, on behalf of clients who have delegated voting authority to us, in a manner that is consistent with their investment objectives.
In general, we tend to support the recommendations of the board of directors and management. As indicated below, we may vote against management recommendations when we have concerns about how companies are serving the financial interests of our clients as their shareholders. We take a globally consistent approach to voting but consider the different corporate governance regulations and norms in various markets. Votes are determined on a case-by-case basis, in the context of a company’s situation and the investment mandate we have from clients. Please see page 16 for more information about how we fulfil and oversee BlackRock’s non-index equity investment stewardship responsibilities.
Our approach to stewardship within fixed income
Although fixed income investors do not have the right to vote at shareholder meetings, issuer engagement is a component of fixed income investment strategies at BlackRock, particularly those with sustainability objectives in addition to financial objectives. Most corporate governance-related fixed income engagements are undertaken in conjunction with the active investment stewardship team, and often active equity investors. In addition to the topics listed below, engagement with fixed

(1)
References to the board, board directors or non-executive directors should be understood to include supervisory boards and their members, where relevant.
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income investment teams can help inform an issuer’s approach to structuring specialist issuances, such as green bonds, and the standard terms and information in bond documentation.
Boards of Directors
Roles and responsibilities
There is widespread consensus that the foundation of good corporate governance is an effective board of directors that is able to advise and supervise management in an independent and objective manner(2).
We look to the board of directors (hereafter ‘the board’) to have an oversight role in the establishment and realization of a company’s strategy, purpose and culture. These constructs are interdependent and, when aligned, can better position a company to be resilient in the face of a changing business environment, help reduce the risks of corporate or employee misconduct, and attract and retain the caliber of workers necessary to deliver financial performance over time.
In promoting the success of the company, the board ensures the necessary resources, policies and procedures are in place to help management meet its strategic objectives within an agreed risk tolerance.
One of the most important responsibilities of the board is to appoint, and remove as necessary, the chief executive officer (CEO). In addition, the board plays a meaningful role in monitoring the performance of the CEO and other key executives, determining executive compensation, ensuring a rigorous audit, overseeing strategy execution and risk management and engaging with shareholders, and other stakeholders, as necessary.
Composition and effectiveness
Appointment process
A formal and transparent process for identifying and appointing director candidates is critical to ensuring the board is composed of directors with the appropriate mix of skills and experience. The board or a sub-committee should determine the general criteria given the company’s circumstances (e.g., sector, maturity, geographic footprint) and any additional criteria for a specific role being filled (e.g., financial expertise, industry track record). To inform the process, we encourage companies to review the skills and experience of incumbent directors to identify any gaps and whether a director candidate’s characteristics would be additive. We welcome disclosures that explain how the board considered different skills, backgrounds and experience to ensure the directors collectively can be effective in fulfilling their responsibilities. We assess a company’s board composition against that of its peer group and local market requirements.
Shareholders periodically vote to elect, remove and nominate directors to serve on the board. We may vote against the election of the most senior independent director, or the chair of the relevant committee, where a company has not demonstrated it has an appointment process that results in a high functioning board with the appropriate complement of skills, backgrounds and experience amongst the directors to support strong financial performance over time. We may vote against newly nominated directors who do not seem to have the appropriate skills or experience to contribute to the board’s effectiveness.
Independence
Director independence from management, significant shareholders or other stakeholders (e.g., government or employees) is of paramount importance to the protection of the interests of minority shareholders such as BlackRock’s clients. At least half of the directors should be independent and free from conflicts of interest or undue influence(3). This ensures sufficient independent directors to have appropriately independent board committees. Companies domiciled in markets with a higher threshold for board independence should meet those requirements.

(2)
See the Corporate Governance Codes of Germany, Japan, and the UK, as well as the corporate governance principles of the US Business Roundtable as examples.
(3)
Common impediments to independence may include but are not limited to: current or recent employment at the company or a subsidiary; being, or representing, a shareholder with a substantial shareholding in the company; interlocking directorships; lengthy tenure, and having any other interest, business, or other relationship which could, or could reasonably be perceived to, materially interfere with a director’s ability to act in the best interests of the company and shareholders.
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We may vote against the election of non-independent directors if the board does not have a sufficient balance of independence. We may also vote against the election of the chair of the committee responsible for board composition if this is a perennial issue.
Independent board leadership
Practices across markets differ, as do board structures, but we observe two main approaches to independent board leadership. One is a non-executive, independent chair of the board who is responsible for leading the board in the effective exercise of its duties. The other is a lead or senior independent director, who is responsible for coordinating with the other non-executive directors and working closely with the executive chair on the board agenda and other board procedures. In this case, the executive chair and the lead independent director work together to ensure the board is effectively fulfilling its responsibilities. In our view, the independent leader of the board, and/or the chair of a relevant committee, should be available to investors to discuss board governance matters such as CEO succession, executive pay, and board performance. We look to boards to explain their independent board leadership model and how it serves the interests of shareholders.
We may vote against the election of the chair of the committee responsible for board composition if there is not an identified independent leader of the board with clear responsibilities for board performance. We may vote against the most senior independent director if the board has a policy of not engaging with shareholders.
Tenure and succession
Boards should establish the length of time a director would normally be expected to serve, in line with market norms where those exist. In such markets, we find it helpful when companies disclose their approach to director tenure particularly around the contributions of directors who have served for longer periods than provided for in local practices. In our experience, long-serving directors could become less independent given their relationship with management and involvement in past board decisions.
Succession planning for board roles helps achieve the appropriate cadence of turnover that balances renewal through the regular introduction of directors with fresh perspectives and expertise with continuity through the retention of directors with long-term knowledge of the board and company.
In markets where there is not specific director tenure guidance, we may vote against the election of the chair of the committee responsible for board composition if there is not a clearly disclosed approach to director tenure and board renewal. We may vote against the election of directors who have served for longer duration than typical in markets with specific guidance, where the case for their continued service is not evident.
Capacity
To be effective and engaged, directors must commit appropriate time and energy to the role. A board should assess the ability of its members to maintain an appropriate focus on board matters and the company taking into consideration competing responsibilities. We recognize that board leadership roles vary across markets in responsibilities and required time commitment but note that they are generally more intensive than a standard directorship. We will take local norms and practices into consideration when making our voting determinations across markets.
We may vote against the election of directors who do not seem to have sufficient capacity to effectively fulfil their duties to the board and company.
Director elections
In support of director accountability to shareholders, directors should stand for election on a regular basis, ideally annually. A classified board structure may be justified by a company when it needs consistency and stability during a time of transition, or on the basis of its business model, e.g., a non-operating company such as closed-end funds.
Shareholders should have the opportunity to evaluate nominated directors individually rather than in bundled slates. We look to companies to provide sufficient information on each director standing for election so that shareholders can assess their capabilities and suitability. We will not support the election of directors whose names and biographical details have not been disclosed sufficiently in advance of the shareholder meeting.
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Each director’s appointment should be dependent on receiving a simple majority of the votes cast at the shareholder meeting. Where a company’s practices differ, we look to the board to provide a detailed explanation as to how its approach best serves investors’ interests.
We may vote for shareholder or management proposals seeking to establish annual election of directors and/or a simple majority vote standard for director elections. We may vote against all the directors standing for election as part of a single slate if we have concerns about the profile or performance of an individual director.
Committees
Many boards establish committees to focus on specific responsibilities of the board such as audit and risk, governance and human capital, and executive compensation, amongst other matters. We do not prescribe to companies what committees they should establish but we seek to understand the board’s rationale for the committee structure it determines is appropriate. We note that, in some markets, regulation requires such committees. The responsibilities of each committee should be clear, and the board should ensure that all critical matters are assigned either to the full board or to one of the committees. The board should disclose to shareholders the structure, membership, proportion of independent directors, and responsibilities of each committee. The responsibilities we typically see assigned to the three most common committees include:
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Audit and risk – oversight responsibilities for the integrity of financial reporting, risk management and compliance with legal and regulatory requirements; may also play an oversight role in relation to the internal audit function and whistleblowing mechanisms.
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Nominating, governance and human capital – ensures appropriate corporate governance principles and practices including the periodic review of board performance; responsible for succession planning for CEO and key board roles, as well as the director appointment process; may also have oversight responsibilities for human capital management strategies including corporate culture and purpose.
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Executive compensation – determines the compensation policies and programs for the CEO and other executive officers, approves annual awards and payments under the policies; may also have oversight responsibilities for firm-wide compensation policies.
We may vote against the election of the chair of the committee or other directors serving as committee members to convey our concerns and provide feedback on how a committee has undertaken its responsibilities. We may vote against the election of the most senior non-executive director if there is not a clearly disclosed approach to board committees.
Board and director evaluation
We consider it best practice for companies to conduct an annual review of the performance of the board, the committees, the chair and individual directors. Periodically, this review could be undertaken by an independent third party able to bring objective perspectives to the board on governance and performance. We encourage companies to disclose their approach to and objectives of evaluations, including any changes made to the board’s approach as a result.
Access to independent advice
To support the directors in effectively fulfilling their duties to the company and shareholders, they should have access to independent advice. When circumstances warrant, boards should be able to retain independent third parties to advise on critical matters. These might include new industry developments such as emergent and disruptive technology, operating events with material consequences for the company’s reputation and/or performance, or significant transactions. Board committees may similarly retain third parties to advise them on specialist matters such as audit, compensation and succession planning.
Executive compensation
Boards should establish compensation arrangements that enable the company to recruit, retain and reward the caliber of executive management necessary to lead and operate the company to deliver superior financial returns over time. We focus on alignment between variable pay and a company’s financial performance.
Generally, executive compensation arrangements have four components: base salary, annual bonus that rewards performance against short-term metrics, share-based incentives that reward performance against long-term metrics, and
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pensions and benefits. In our observation, base salary, pensions and benefits are largely set relative to market norms and benchmarks. The annual bonus and share-based incentive, or variable pay plans, tend to be tailored to the company, its sector and long-term strategy, as well as the individuals the board is seeking to recruit and motivate.
Recognizing the unique circumstances of each company, we determine whether to support a company’s approach to executive compensation on a case-by-case basis. We rely on companies providing sufficient quantitative and qualitative information in their disclosures to enable shareholders to understand the compensation arrangements and assess the alignment with investors’ interests. Features we look for in compensation arrangements include:
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Fixed pay components, including base salary, benefits and prerequisites that are appropriate in the context of the company’s size, sector and market.
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Variable pay subject to performance metrics that are closely linked to the company’s short- and long-term strategic objectives.
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Long-term incentives that motivate sustained performance across a multi-year period.
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A balance between fixed and variable pay, short- and long-term incentives, and specific instruments (cash and equity awards) that promotes pay program durability and seldom necessitates one-off, discretionary payments.
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Outcomes that are consistent with the returns to investors over the relevant time period.
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Board discretion, if allowed within the variable pay arrangements, to be used sparingly, responsibly and transparently.
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A requirement, that participants in long-term share-based incentive plans build a meaningful shareholding in the company within a defined time period, as determined by the board.
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Change of control provisions that appropriately balance the interests of executives and shareholders.
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Clawback or malus provisions that allow the company to recoup or hold back variable compensation from individuals whose awards were based on fraudulent activities, misstated financial reports, or executive misconduct.
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Severance arrangements that protect the company’s interests but do not cost more than is contractual.
We may vote against proposals to introduce new share-based incentives, approve existing policies or plans, or approve the compensation report where we do not see alignment between executive compensation arrangements and our clients’ financial interests. When there is not an alternative, or where there have been multi-year issues with compensation misaligned with performance, we may vote against the election of the chair of the responsible committee, or the most senior independent director.
Non-executive director compensation
Companies generally pay non-executive directors an annual retainer or fee in cash, shares or a combination of the two. Some companies also pay additional fees for service on board committees or in board leadership roles. We do not support non-executive directors participating in performance-based incentive plans as doing so may create a conflict of interest and undermine their independence from management, whom they oversee.
Capital structure
Boards are responsible for ensuring senior executive leadership has established a capital strategy that achieves appropriate capital allocation and management in support of long-term financial resilience.
Where company practices diverge from those set out below, we look for companies to disclose why they view these practices to be aligned with shareholders’ interests. We may vote against management proposals seeking capital-related authorities or the election of the most senior independent director if we have concerns about a company’s approach. We may also support a shareholder proposal seeking conversion of shares with differentiated voting rights to a one-share, one-vote standard.
Share issuance
We assess requests for share issuance for particular transactions on a case-by-case basis. We will generally support authorities to issue shares when subject to pre-emptive rights, and up to 20% absent pre-emptive rights. Companies should seek regular approval of these authorities to allow shareholders to take into consideration how prior authorities were used, as well as the current circumstances of the company and the market environment.
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Share buybacks
We assess share buyback proposals in the context of the company’s disclosed capital management strategy and management’s determination of the appropriate balance between investment that supports the long-term growth of the company and returning cash to investors. We also take into consideration the effect of a buyback program on the company’s balance sheet and executive compensation arrangements and the price at which shares are repurchased relative to market price. Companies should seek regular approval of these authorities to allow shareholders to take into consideration how prior authorities were used, as well as the current circumstances of the company and the market environment.
We would normally expect companies to cancel repurchased shares. If a company plans to retain them as treasury shares, management should provide a detailed rationale in the context of the disclosed capital management strategy.
Dividends
We generally defer to management and the board on dividend policy but may engage to seek further clarification where a proposed dividend appears out of line with the company’s financial position.
Differentiated voting rights
We prefer companies to adopt a one-share, one-vote structure for share classes with the same economic exposure. Certain companies, particularly those new to public markets, could make the case to adopt a differentiated voting rights structure, or dual class stock. In those situations, we encourage companies to evaluate and seek approval for their capital structure on a periodic basis.
Transactions and special situations
We monitor developments in transactions and special situations closely and undertake our own detailed analyses of proposals.
Mergers and acquisitions
We evaluate proposed mergers or acquisitions by assessing the financial outcome for our clients as minority shareholders. Management should provide an assessment of the proposed transaction’s strategic and financial rationale, along with its execution and operational risks. We review each transaction independently based on these factors and the degree to which the transaction enhances shareholder value. The board should consider establishing an ad hoc transaction committee to undertake an independent assessment of a significant merger or acquisition, in advance of making its recommendation to shareholders.
We will vote against transactions that, in our assessment, do not advance our clients’ financial interests.
Anti-takeover defenses
In principle, we do not support companies using anti-takeover defenses, also known as poison pills or shareholder rights plans, as they can entrench management and boards which have not delivered long-term shareholder value. By exception, a poison pill may be supported if its purpose is to delay a takeover that is considered sub-optimal and enable management to seek an improved offer. Similarly, management could make the case to use a poison pill to block a shareholder activism campaign that may be counter to the interests of other investors. Defense mechanisms introduced in these circumstances should be limited in term and threshold, and also be closely monitored by the independent members of the board. We look for a shareholder vote for any mechanisms expected to be in place for more than 12 months.
Shareholder activism
When companies are the focus of an activism campaign, we may engage with the activist to understand their analysis and objectives, once they have gone public. We will also engage with company management and possibly board members, especially those the activist may be seeking to replace. In our assessment, we evaluate various factors, including the concerns raised by the activist and the case for change; the quality of both the activist’s and management’s plans; and the qualifications of each party’s candidates. We evaluate each contested situation by assessing the potential financial outcome for our clients as minority shareholders.
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We may support board candidates nominated by a shareholder activist if the activist has demonstrated that their case for change enhances shareholder value, or if the incumbent board members do not demonstrate the relevant skills and expertise or have a poor track record of protecting shareholders’ interests.
Significant shareholders and related party transactions
Boards of companies with affiliated shareholders or directors should be able to demonstrate that the interests of all shareholders are given equitable consideration.
Transactions with related parties, such as significant shareholders or companies connected with the public company, should be disclosed in detail and conducted on terms similar to what would objectively have been agreed with a non-related party. Such transactions should be reviewed and approved by the independent members of the board, and if voted on, only disinterested shareholders should vote.
Corporate reporting, risk management and audit
Investors depend on corporate reporting, both regulatory and voluntary, to understand a company’s strategy, its implementation and financial performance, as well as to assess the quality of management and operations and potential for the company to create shareholder value over time. The board should oversee corporate reporting and the policies and procedures underpinning the internal audit function and external audit.
A company’s financial reporting should provide decision-useful information for investors and other stakeholders on its financial performance and position. It should provide an accurate and balanced assessment of the risks and opportunities the company faces in realizing its long-term strategy. Accordingly, the assumptions made by management and reviewed by the auditor in preparing the financial statements should be reasonable and justified. Financial statements should be prepared in accordance with globally developed reporting standards and any divergence from generally accepted accounting principles should be explained in detail and justified. Accounting restatements should be explained in detail and any remedial actions, and the implications of these, disclosed.
In this context, audit committees play a vital role in a company’s financial reporting system by providing independent oversight of the accounts, material financial and, where appropriate to the jurisdiction, nonfinancial information, internal control frameworks and Enterprise Risk Management systems. In our view, effective audit committee oversight strengthens the quality and reliability of a company’s financial statements and provides an important level of reassurance to shareholders. Audit committees should have a procedure in place for assessing the independence of the auditor and the quality of the external audit process annually.
Similarly, material sustainability-related factors that are integral to how a company manages risks or generates revenue should be disclosed. In our view, the standards developed by the International Sustainability Standards Board, can be helpful to companies in preparing such reports(4).
Companies should establish robust risk management and internal control processes appropriate to the company’s business, risk tolerance, and regulatory environment. A credible whistleblowing system for employees, and potentially other stakeholders, can be a useful mechanism for ensuring that senior management and the board are aware of potential misconduct or breaches in risk management and internal control processes.
A comprehensive audit conducted by an independent audit firm contributes to investor confidence in the quality of corporate reporting. It is helpful when the audit report gives some insight into the scope and focus of the audit, as well as any critical audit matters identified and how these were resolved. A comprehensive and effective audit is time and resource intensive, and the audit fee should be commensurate. Fees paid to the audit firm for non-audit consulting should not exceed the audit fee to a degree that may prompt concerns about the independence of the audit. The audit committee should explain its position on auditor tenure and how it confirmed that the auditor remained independent.

(4)
The objective of IFRS S1 General Requirements for Disclosure of Sustainability-related Financial Information is to require an entity to disclose information about its sustainability-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity. The objective of IFRS S2 Climate-related Disclosures is to require an entity to disclose information about its climate-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity.
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We may vote against the election of the responsible directors if corporate reporting is insufficient or there are material misstatements in financial reports. In markets where relevant, we may vote against a proposal to approve the financial statements or the discharge of the board when we are concerned about the quality of the reporting or the audit. We may vote against proposals to appoint the auditor, ratify the audit report, or approve the audit fee if we are concerned about the auditor’s independence, the quality of the audit, or there are material misstatements in financial reports and the board has not established reasonable remediation plans.
Shareholder rights and protections
General shareholder meetings
Companies normally have an annual general meeting of shareholders at which routine and non-routine items of business are discussed and voted on by shareholders in attendance or submitting proxy votes. Companies should disclose materials relevant to the shareholder meeting sufficiently in advance so that shareholders can take them into consideration in their voting decisions. Many companies offer shareholders the option of participating in the meeting virtually which, whilst welcome, should not limit the rights of shareholders to participate as they would during an in-person meeting.
We may vote against directors when materials related to the business of the shareholder meeting are not provided in a timely manner or do not provide sufficient information for us to take an informed voting decision. We may vote against directors if the format of the shareholder meeting does not accommodate reasonable shareholder participation.
Bylaw amendments
We review bylaw amendments proposed by management on a case-by-case basis and will generally support those that are aligned with the interests of minority shareholders. Any material changes to the bylaws should be explained in detail and put to a shareholder vote.
We may vote against bylaw amendments that reduce shareholder rights and protections. We may vote against directors if material changes are made to the bylaws without shareholder approval.
If not provided for in the relevant corporate law, company bylaws should allow shareholders, individually or as a group, with a meaningful shareholding the right to call a special meeting of shareholders. The shareholding required to exercise this right should balance its utility with the cost to the company of holding special meetings.
If not provided for in the relevant corporate law, company bylaws should allow shareholders, individually or as a group, with a meaningful shareholding the right to nominate directors to the company’s board. The threshold for this right should be set so that shareholders can exercise it without being unduly disruptive to the board’s own nomination process.
Whilst we would not use either of these rights ourselves, we see them as important accountability mechanisms. We may vote for a shareholder proposal seeking the addition of either of these provisions to a company’s bylaws.
Change of domicile
We generally defer to management on proposals to change a company’s domicile as long as the rationale for doing so is consistent with the company’s long-term strategy and business model and the related costs are immaterial.
We may vote against directors or a proposal to change a company’s domicile where it does not seem aligned with our clients’ financial interests.
Changes to a company’s purpose or the nature of its business
Plans to materially change the nature of a company’s business or its purpose should be disclosed and explained in the context of long-term strategy and business dynamics. Such changes may significantly alter an investor’s views on the suitability of a company for their investment strategy or portfolio.
Where relevant, we may vote against proposals to change a company’s purpose or the nature of its business if the board has not provided a credible argument for change.
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Shareholder proposals
Shareholders in many markets, who meet certain eligibility criteria, have the right to submit proposals to the general shareholder meeting asking a company to take a particular course of action subject to the proposal being supported by a majority of votes cast at the meeting. The topics raised address a range of governance, social and environmental matters that may be relevant to a company’s business. Shareholder proposals are considered by many investors to be an escalation tool when a company is unresponsive to their engagement.
We vote on these proposals on a case-by-case basis. We assess the relevance of the topic raised to a company’s business and its current approach, whether the actions sought are consistent with shareholders’ interests, and what impact the proposal being acted upon might have on financial performance.
Our general approach where we have concerns about a company’s governance, disclosures or performance is to engage to understand the apparent difference in perspective. If we continue to believe the company is not acting in shareholders’ financial interests, we may vote against the election of directors. We may support a relevant shareholder proposal if doing so reinforces the points made in our engagement or is aligned with our clients’ financial interests. We generally do not support shareholder proposals that are legally binding on the company, seek to alter a company’s strategy or direct its operations, or are unrelated to how a company manages risk or generates financial returns.
BlackRock is subject to legal and regulatory requirements in the U.S. that place restrictions and limitations on how we can interact with the companies in which we invest on behalf of our clients, including our ability to submit shareholder proposals. We can vote on behalf of clients who authorize us to do so, on proposals put forth by others.
Corporate political activities
We seek to understand how companies ensure that their direct and indirect engagement in the policy making process is consistent with their public statements on policy matters important to the company’s long-term strategy. The board should be aware of the approach taken to corporate political activities as there can be reputational risks arising from inconsistencies. Companies should, as a minimum, meet all regulatory disclosure requirements on political activities, and ideally, provide accessible and clear disclosures to shareholders on policy positions, public policy engagement activities and political donations. To mitigate the risk of inconsistencies, companies can usefully assess the alignment between their policy priorities and the policy positions of the trade associations of which they are active members and any engagements undertaken by trade associations on behalf of members.
Generally, this is an engagement matter, although we may support a relevant shareholder proposal, or vote against directors, where a company’s disclosures are insufficient, or it becomes public that there is a material contradiction in a company’s public policy positions and its policy engagement.
Sustainability, or environmental and social, considerations
We seek to understand how companies manage the risks and opportunities inherent in their business operations. In our experience, sustainability-related factors(5) that are relevant to a company’s business or material to its financial performance, are generally operational considerations embedded into day-to-day management systems. Certain sustainability issues may also inform long-term strategic planning, for example, investing in product innovation in anticipation of changing consumer demand or adapting supply chains in response to changing regulatory requirements.
We recognize that the specific sustainability-related factors that may be financially material or business relevant will vary by company business model, sector, key markets, and time horizon, amongst other considerations. From company disclosures and our engagement, we aim to understand how management is identifying, assessing and integrating material

(5)
By material sustainability-related risks and opportunities, we mean the drivers of risk and financial value creation in a company’s business model that have an environmental or social dependency or impact. Examples of environmental issues include, but are not limited to, water use, land use, waste management, and climate risk. Examples of social issues include, but are not limited to, human capital management, impacts on the communities in which a company operates, customer loyalty, and relationships with regulators. It is our view that well-managed companies will effectively evaluate and manage material sustainability-related risks and opportunities relevant to their businesses. Governance is the core means by which boards can oversee the creation of durable financial value over time. Appropriate risk oversight of business-relevant and material sustainability-related considerations is a component of a sound governance framework.
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sustainability-related risks and opportunities into their business decision-making and practices. Doing so helps us undertake a more holistic assessment of a company’s potential financial performance and the likely risk-adjusted returns of an investment.
We may vote against directors or support a relevant shareholder proposal if we have concerns about how a company is managing or disclosing its approach to material sustainability-related risks that may impact financial returns.
Key stakeholders
In our view, companies should understand and take into consideration the interests of the various parties on whom they depend for their success over time. It is for each company to determine their key stakeholders based on what is material to their business and long-term financial performance. For many companies, key stakeholders include employees, business partners (such as suppliers and distributors), clients and consumers, regulators, and the communities in which they operate. Companies that appropriately balance the interests of investors and other stakeholders are, in our experience, more likely to be financially resilient over time.
Climate and decarbonization investment objectives
Certain active BlackRock funds have climate and decarbonization objectives in addition to financial objectives. Consistent with the objectives of those investment strategies, our stewardship activity in relation to the holdings in those funds differs in some respects from BAIS’ benchmark guidelines, which are described above. Specifically, for those funds’ holdings, we look to investee companies to demonstrate that they are aligned with a decarbonization pathway that means their business model would be viable in a low-carbon economy, i.e., one in which global temperature rise is limited to 1.5⁰C above pre-industrial levels. This approach is only taken following BlackRock receiving the explicit approval from the applicable fund board.
The decarbonization stewardship guidelines focus on companies which produce goods and services that contribute to real world decarbonization or have a carbon intensive business model and face outsized impacts from the low carbon transition, based on reported and estimated scopes 1, 2, and 3 greenhouse gas emissions. These companies should provide disclosures that set out their governance, strategy, risk management processes and metrics and targets relevant to decarbonization. These disclosures should include an explanation of the decarbonization scenarios a company is using in its near- and long-term planning, as well as its scope 1, scope 2 and material scope 3 greenhouse gas (GHG) emissions and reduction targets for scope 1 and 2 emissions. As with the BAIS benchmark policies, we consider the climate-risk reporting standard issued by the International Sustainability Standards Board, IFRS S2, a useful reference for such reporting.
Under these climate- and decarbonization-specific guidelines, BAIS may recommend a vote against directors or support for a relevant shareholder proposal if a company does not appear to be adequately addressing or disclosing material climate-related risks. We may recommend supporting shareholder proposals seeking information relevant to a company’s stated low-carbon transition strategy and targets that the company does not currently provide and that would be helpful to investment decision-making. As under the BAIS benchmark approach, the active portfolio managers are ultimately responsible for voting consistent with their investment mandate and fund objectives.
Appendix 1: How we fulfil and oversee our active investment stewardship responsibilities
Oversight
The Global Head of BAIS has primary oversight of and responsibility for the team’s activities, including voting in accordance with the BlackRock Active Investment Stewardship Global Engagement and Voting Guidelines (“the Guidelines”), which require the application of professional judgment and consideration of each company’s unique circumstances, as well as input from active investors. BAIS is independent from BlackRock Investment Stewardship in our engagement and voting activities, reporting lines, and oversight.
The Active Investment Stewardship Oversight Committee, comprised of senior representatives of the active investment, legal and risk teams, reviews and advises on amendments to BAIS’ Global Engagement and Voting Guidelines. The Committee also considers developments in corporate governance, related public policy, and market norms and how these might influence BAIS’ policies and practices. The Committee does not determine voting decisions, which are the responsibility of BAIS and the relevant active equity investors.
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In addition, there is a standing advisory group of senior active investors who counsel BAIS on complex or high-profile votes before a recommendation is finalized and escalated to the portfolio managers with holdings in the company under consideration. This group also formally reviews any revisions to the Engagement and Voting Guidelines proposed by BAIS as part of its annual review.
BAIS carries out engagement with companies in collaboration with active investment colleagues, executes proxy votes, and conducts vote operations (including maintaining records of votes cast) in a manner consistent with the Guidelines. BAIS also conducts research on corporate governance issues and participates in industry discussions to contribute to and keep abreast of important developments in the corporate governance field. BAIS may use third parties for certain of the foregoing activities and performs oversight of those third parties (see “Use and oversight of third-party vote services providers” below).
Voting guidelines and vote execution
BlackRock votes on proxy issues when our clients authorize us to do so. We carefully consider the voting items submitted to funds and other fiduciary account(s) (Fund or Funds) for which we have voting authority. BlackRock votes (or refrains from voting) for each Fund for which we have voting authority based on our evaluation of the alignment of the voting items with the long-term economic interests of our clients, in the exercise of our independent business judgment, and without regard to the relationship of the issuer (or any shareholder proponent or dissident shareholder) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates, or BlackRock employees (see “Conflicts management policies and procedures,” below).
When exercising voting rights, BAIS will normally vote on specific proxy issues in accordance with the Guidelines, although portfolio managers have the right to vote differently on their holdings if they determine doing so is more aligned with the investment objective and financial interests of clients invested in the funds they manage.
The Guidelines are not intended to be exhaustive. BAIS applies the Guidelines on a case-by-case basis, in the context of the individual circumstances of each company and the specific issue under review. As such, the Guidelines do not indicate how BAIS will vote in every instance. Rather, they reflect our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots. The Guidelines are reviewed annually and updated as necessary to reflect changes in market practices, developments in corporate governance and feedback from companies and clients. In this way, BAIS aims to maintain policies that explain our approach to governance practices most aligned with clients’ long-term financial interests.
In certain markets, proxy voting involves logistical issues which can affect BAIS’ ability to vote such proxies, as well as the desirability of voting such proxies. These issues include, but are not limited to: i) untimely notice of shareholder meetings; ii) restrictions on a foreigner’s ability to exercise votes; iii) requirements to vote proxies in person; iv) “share-blocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); v) potential difficulties in translating the proxy; vi) regulatory constraints; and vii) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions. We are not supportive of impediments to the exercise of voting rights such as share-blocking or overly burdensome administrative requirements.
BlackRock votes proxies in these situations on a “best-efforts” basis. In addition, BAIS may determine that it is generally in the interests of BlackRock’s clients not to vote proxies (or not to vote our full allocation) if the costs (including but not limited to opportunity costs associated with share-blocking constraints) associated with exercising a vote are expected to outweigh the benefit the client would derive by voting on the proposal.
Voting Choice
BlackRock offers Voting Choice, a program that provides eligible clients with more opportunities to participate in the proxy voting process where legally and operationally viable.
Voting Choice is currently available for eligible clients invested in certain institutional pooled funds in the U.S., UK, and Canada that use systematic active equity (SAE) and multi-asset strategies. In addition, institutional clients in separately managed accounts (SMAs) are eligible for BlackRock Voting Choice regardless of their investment strategies(6).

(6)
With Voting Choice, SMAs have the ability to select from a set of voting policies from third-party proxy advisers the policy that best aligns with their views and preferences. BlackRock can then use its proxy voting infrastructure to cast votes based on the client’s selected voting policy.
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As a result, the shares attributed to BlackRock in company share registers may be voted differently depending on whether our clients have authorized BAIS to vote on their behalf, have authorized BlackRock to vote in accordance with a third-party policy, or have elected to vote shares in accordance with their own policy. Our clients have greater control over proxy voting because of Voting Choice. BlackRock does not disclose client information, including a client’s selection of proxy policy, without client consent.
Use and oversight of third-party vote services providers
Third-party vote services providers – or proxy research firms - provide research and recommendations on proxy votes, as well as voting infrastructure. As mentioned previously, BlackRock contracts primarily with the vote services provider ISS and leverages its online platform to supply research and support voting, record keeping, and reporting processes. We also use Glass Lewis’ research and analysis as an input into our voting process. It is important to note that, although proxy research firms provide important data and analysis, BAIS does not rely solely on their information or follow their voting recommendations. A company’s disclosures, our past engagements and voting, investment colleagues’ insights and our voting guidelines are important inputs into our voting decisions on behalf of clients.
Given the large universe of actively held companies, BAIS employs the proxy services provider to streamline the voting process by making voting recommendations based on BAIS’ voting guidelines when the items on a shareholder meeting agenda are routine. Agenda items that are not routine are referred back to BAIS to assess, escalate as necessary to the relevant portfolio managers and vote. BAIS reviews and can override the recommendations of the vote services provider at any time prior to the vote deadline. Both BAIS and the vote services provider actively monitor securities filings, research reports, company announcements, and direct communications from companies to ensure awareness of supplemental disclosures and proxy materials that may require a modification of votes.
BAIS closely monitors the third-party vote services providers we contract with to ensure that they are meeting our service level expectations and have effective policies and procedures in place to manage potential conflicts of interest. Our oversight of service providers includes regular meetings with client service teams, systematic monitoring of vendor operations, as well as annual due diligence meetings in accordance with BlackRock’s firmwide policies.
Conflicts management policies and procedures
BAIS maintains policies and procedures that seek to prevent undue influence on BlackRock’s proxy voting activity. Such influence might stem from any relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates, a Fund or a Fund’s affiliates, or BlackRock employees. The following are examples of sources of perceived or potential conflicts of interest:
•
BlackRock clients who may be issuers of securities or proponents of shareholder resolutions
•
BlackRock business partners or third parties who may be issuers of securities or proponents of shareholder resolutions
•
BlackRock employees who may sit on the boards of public companies held in Funds managed by BlackRock
•
Significant BlackRock, Inc. investors who may be issuers of securities held in Funds managed by BlackRock
•
Securities of BlackRock, Inc. or BlackRock investment funds held in Funds managed by BlackRock
•
BlackRock, Inc. board members who serve as senior executives or directors of public companies held in Funds managed by BlackRock
BlackRock has taken certain steps to mitigate perceived or potential conflicts including, but not limited to, the following:
•
Adopted the Guidelines which are designed to advance our clients’ long-term economic interests in the companies in which BlackRock invests on their behalf
•
Established a reporting structure that separates BAIS from employees with sales, vendor management, or business partnership roles. In addition, BlackRock seeks to ensure that all engagements with corporate issuers, dissident shareholders or shareholder proponents are managed consistently and without regard to BlackRock’s relationship with such parties. Clients or business partners are not given special treatment or differentiated access. BAIS prioritizes engagements based on factors including, but not limited to, our need for additional information to make a voting decision or our view on the likelihood that an engagement could lead to positive outcome(s) over time for the economic value of the company. Within the normal course of business, BAIS may engage directly with
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BlackRock clients, business partners and/or third parties, and/or with employees with sales, vendor management, or business partnership roles, in discussions regarding our approach to stewardship, general corporate governance matters, client reporting needs, and/or to otherwise ensure that proxy-related client service levels are met
•
Determined to engage, in certain instances, an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid potential conflicts of interest, to satisfy regulatory compliance requirements, or as may be otherwise required by applicable law. In such circumstances, the independent third-party voting service provider provides BlackRock with recommendations, in accordance with the Guidelines, as to how to vote such proxies. BlackRock uses an independent third-party voting service provider to make proxy voting recommendations for shares of BlackRock, Inc. and companies affiliated with BlackRock, Inc. BlackRock may also use an independent third-party voting service provider to make proxy voting recommendations for:
•
public companies that include BlackRock employees on their boards of directors
•
public companies of which a BlackRock, Inc. board member serves as a senior executive or a member of the board of directors
•
public companies that are the subject of certain transactions involving BlackRock Funds
•
public companies that are joint venture partners with BlackRock, and
•
public companies when legal or regulatory requirements compel BlackRock to use an independent third-party voting service provider
In selecting an independent third-party voting service provider, we assess several characteristics, including but not limited to: independence, an ability to analyze proxy issues and make recommendations in the economic interest of our clients in accordance with the Guidelines, reputation for reliability and integrity, and operational capacity to accurately deliver the assigned recommendations in a timely manner. We may engage more than one independent third-party voting service provider, in part to mitigate potential or perceived conflicts of interest at a single voting service provider. The Active Investment Stewardship Oversight Committee appoints and reviews the performance of the independent third-party voting service providers, generally on an annual basis.
Securities lending
When so authorized, BlackRock acts as a securities lending agent on behalf of Funds. Securities lending is a well-regulated practice that contributes to capital market efficiency. It also enables funds to generate additional returns while allowing fund providers to keep fund expenses lower.
With regard to the relationship between securities lending and proxy voting, BlackRock cannot vote shares on loan and may determine to recall them for voting, as guided by our fiduciary duty as an asset manager to our clients in helping them achieve their investment goals. While this has occurred in a limited number of cases, the decision to recall securities on loan as part of BlackRock’s securities lending program in order to vote is based on an evaluation of various factors that include, but are not limited to, assessing potential securities lending revenue alongside the potential long-term financial value to clients of voting those securities (based on the information available at the time of recall consideration). BAIS works with active portfolio managers, as well as colleagues in the Securities Lending and Risk and Quantitative Analysis teams, to evaluate the costs and benefits to clients of recalling shares on loan.
In almost all instances, BlackRock anticipates that the potential long-term financial value to clients of voting shares would not warrant recalling securities on loan. However, in certain instances, BlackRock may determine, in our independent business judgment as a fiduciary, that the value of voting outweighs the securities lending revenue loss to clients and would therefore recall shares to be voted in those instances.
Periodically, BlackRock reviews our process for determining whether to recall securities on loan in order to vote and may modify it as necessary.
Reporting and vote transparency
BAIS is committed to transparency in the stewardship work we do on behalf of clients. We inform clients about our engagement and voting policies and activities through direct communication and disclosure on our website.
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Want to know more?
blackrock.com/stewardship | ContactActiveStewardship@blackrock.com
The document is provided for information purposes only and is subject to change. Reliance upon this information is at the sole discretion of the reader.
Prepared by BlackRock, Inc.
©2024 BlackRock, Inc. All rights reserved. BLACKROCK is a trademark of BlackRock, Inc., or its subsidiaries in the United States and elsewhere. All other trademarks are those of their respective owners.
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Index Equity Fund Proxy Voting Policy
Procedures Governing Delegation of Proxy Voting to Fund Advisers
Effective Date: January 1, 2025
________________________________________
Applies to the following types of Funds registered under the 1940 Act:
☒ Index Equity Mutual Funds and Exchange-Traded Funds
☐ Open-End Active and Fixed Income Index Mutual Funds and Exchange-Traded Funds
☐ Money Market Funds
☐ Closed-End Funds
☐ Other
________________________________________
Objective and Scope
Set forth below is the Index Equity Fund Proxy Voting Policy.
Policy / Document Requirements and Statements
The Boards of Trustees/Directors (“Directors”) of certain open-end funds (the “Funds”) advised by BlackRock Fund Advisors or BlackRock Advisors, LLC (“BlackRock”), have the responsibility for the oversight of voting proxies relating to portfolio securities of the Funds, and have determined that it is in the best interests of the Funds and their shareholders to delegate the responsibility to vote proxies to BlackRock, subject to the principles outlined in this Policy, as part of BlackRock’s authority to manage, acquire and dispose of account assets, all as contemplated by the Funds’ respective investment management agreements.
BlackRock has adopted the BlackRock Investment Stewardship Global Benchmark Policy(“Guidelines”) (as from time to time amended, the “Guidelines”) governing proxy voting by index equity Funds managed by BlackRock, except for the iShares Core S&P 500 ETF. In addition, BlackRock has adopted guidelines and procedures (as from time to time amended, the “BlackRock Climate and Decarbonization Stewardship Guidelines”) governing proxy voting for matters covered in the BlackRock Climate and Decarbonization Stewardship Guidelines by the Funds listed in Appendix A.
BlackRock will cast votes on behalf of each of the Funds covered by this policy on specific proxy issues in respect of securities held by each such Fund (or may refrain from voting) in accordance with the Guidelines and the BlackRock Climate and Decarbonization Stewardship Guidelines, as applicable.
Conflicts Management
BlackRock Investment Stewardship (“BIS”) maintains policies and procedures that seek to prevent undue influence on BlackRock’s proxy voting activity and to mitigate material conflicts of interest in the exercise of proxy voting responsibilities. Potential material conflicts, and the resultant potential for undue influence, might be due to a relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates or employees, or a Fund or a Fund’s affiliates. BlackRock has taken certain steps to mitigate potential conflicts, which are outlined in detail in the Guidelines. In mitigating conflicts, BIS will adhere to the Guidelines.
In certain instances, BIS will engage an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid potential conflicts of interest, to satisfy regulatory compliance requirements, or as may be otherwise required by applicable law.
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With respect to the relationship between securities lending and proxy voting, shares on loan cannot be voted and BlackRock may determine to recall them for voting, as guided by BlackRock’s fiduciary responsibility to act in clients’ financial interests. The Guidelines set forth BlackRock’s approach to recalling securities on loan in connection with proxy voting.
Reports to the Board
BlackRock will report on an annual basis to the Directors on (1) a summary of the proxy voting process as applicable to the Funds covered by this policy in the preceding year together with a representation that all votes were in accordance with the Guidelines and the BlackRock Climate and Decarbonization Stewardship Guidelines, as applicable (2) any material changes to the Guidelines and the BlackRock Climate and Decarbonization Stewardship Guidelines, including material changes to conflicts management practices, that have not previously been reported.
Appendix A
iShares Climate Conscious & Transition MSCI USA ETF
iShares ESG Advanced MSCI EAFE ETF
iShares ESG Advanced MSCI EM ETF
iShares ESG Advanced MSCI USA ETF
iShares ESG MSCI EM Leaders ETF
iShares ESG MSCI USA Leaders ETF
iShares ESG MSCI KLD 400 ETF
iShares ESG Optimized MSCI USA ETF
iShares Low Carbon Optimized MSCI ACWI ETF
iShares Paris-Aligned Climate Optimized MSCI USA ETF
iShares Paris-Aligned Climate Optimized MSCI World ex USA ETF
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BlackRock Investment Stewardship
Global Principles for Benchmark Policies
Effective as of January 2025
The purpose of this document is to provide an overarching explanation of BlackRock’s global approach to our responsibilities as a shareholder on behalf of our clients, the principles that guide our dialogue with companies, and our commitments to clients in terms of our own governance and transparency.

Introduction to BlackRock Investment Stewardship	A-21
Philosophy on investment stewardship	A-22
Shareholder rights	A-22
Stewardship in practice	A-22
Key themes	A-23
Boards and directors	A-23
Auditors and audit-related issues	A-25
Capital structure, mergers, asset sales, and other special transactions	A-26
Executive compensation	A-27
Material sustainability-related risks and opportunities	A-28
Other corporate governance matters and shareholder protections	A-30
Shareholder proposals	A-31
BlackRock’s oversight of its investment stewardship activities	A-31
Voting guidelines and vote execution	A-32
Voting Choice	A-32
Conflicts management policies and procedures	A-33
Securities lending	A-34
Reporting and vote transparency	A-34
Introduction to BlackRock Investment Stewardship
BlackRock’s clients depend on us to help them meet their varied investment goals. We consider it one of our responsibilities to be an informed, engaged shareholder on their behalf, given the business decisions that companies make have a direct impact on our clients’ long-term investment outcomes and financial well-being. BlackRock Investment Stewardship (BIS) is a dedicated function within BlackRock, which is responsible for engaging with public companies on behalf of index strategies. Investment Stewardship is one of the ways we fulfill our fiduciary responsibilities as an asset manager to our clients. Our sole objective when conducting our stewardship program is to advance our clients’ long-term financial interests.(1)
BIS takes a long-term approach in our stewardship efforts, reflecting the investment horizons of the majority of our clients. BIS does this through:
1.
Engaging with companies in a two-way dialogue to build our understanding of a company’s practices and inform our voting decisions.

(1)
BIS’ Benchmark Policies, and the vote decisions made consistent with these policies, take a financial materiality-based approach and are focused solely on advancing clients' financial interests. BIS’ Benchmark Policies– comprised of the BIS Global Principles, regional voting guidelines, and engagement priorities – apply to clients’ assets invested through index strategies and provide guidance on our position on common corporate governance matters. We take a globally consistent approach, while recognizing the unique markets and sectors in which companies operate. BlackRock offers a wide range of investment products and funds to support our clients’ unique and varied investment objectives. Other materials on the BIS website might also provide useful context.
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2.
Voting at shareholder meetings on management and shareholder proposals on behalf of clients who have delegated voting authority to BlackRock.
3.
Contributing to industry dialogue on stewardship to share our perspectives on matters that may impact our clients’ investments.
4.
Reporting on our activities to inform clients about our stewardship efforts on their behalf through a range of publications and direct reporting.
Philosophy on investment stewardship
Sound governance is critical to the success of a company, the protection of investors’ interests, and long-term financial value creation. Research indicates that high-performing companies will effectively evaluate and address risks and opportunities relevant to their businesses, which supports durable, long-term financial value creation.(2)
Setting, executing, and overseeing strategy are the responsibility of management and the board. As one of many minority shareholders, BlackRock cannot – and does not try to – direct a company’s strategy or its implementation. Our role, on behalf of BlackRock’s clients as long-term investors, is to better understand how corporate leadership is managing material risks and capitalizing on opportunities to help protect and enhance the company’s ability to deliver long-term financial returns. We aim to take a globally consistent approach, while recognizing the unique markets and sectors in which companies operate.
Shareholder rights
Corporate law, regulations and listing rules in most markets establish certain fundamental rights attached to shareholding. Shareholders should have the right to:
•
Elect, remove, and nominate directors, approve the appointment of the auditor, and amend the corporate charter or by-laws.
•
Vote on key board decisions that are material to the protection of their investment, including but not limited to, changes to the purpose of the business, dilution levels and pre-emptive rights, and the distribution of income and capital structure.
•
Access sufficient and timely information on material governance, strategic, and business matters to make informed decisions.
To protect the interest of minority shareholders like BlackRock’s clients, BIS holds the view that shareholder voting rights should be proportionate to economic ownership—the principle of “one share, one vote” helps to achieve this balance.
Stewardship in practice
The assets BlackRock manages belong to our clients, which include public and private pension plans, insurers, official institutions, endowments, universities, charities, family offices, wealth managers, and ultimately, the individual investors that they serve. Through stewardship, we assess how companies are creating long-term financial value to serve our clients, many of whom are saving for long-term goals, such as retirement.
As shareholders of public companies, our clients have the right to vote on matters proposed by a company’s management or its shareholders. Voting is an important mechanism for investors to express support for, or concern about, a company’s performance and most of our clients authorize BlackRock to exercise this right on their behalf. For those clients, and as a fiduciary, BlackRock is legally required to make proxy voting determinations in a manner that is consistent with their investment objectives. BIS does this by casting votes in favor of proposals that, in our assessment, will promote stronger governance and better operating practices and, in turn, potentially enhance long-term shareholder value. Our vote decisions are informed by our in-depth analysis of company disclosures, engagement with boards and management teams, third-party research, and comparisons against a company’s industry peers.
BIS takes a constructive, long-term approach to our engagement with companies, reflecting the investment horizons of the majority of our clients. An engagement is a meeting between BIS and a company’s board and management that helps improve our understanding of the company’s business model and material risks and opportunities, to inform our voting

(2)
PwC, “The 3 things all high-performing companies do”. Harvard Business Review, “6 Strategic Concepts That Set High-Performing Companies Apart”, March 2024.
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decisions on behalf of clients who authorize us to vote on their behalf. In these two-way conversations, we listen to and learn directly from company directors and executives and ask questions relevant to their business. Either a company or BIS can request an engagement. Many of the engagements are initiated by companies to discuss their long-term strategy, risk and opportunity set, and management’s plan to deliver financial returns through business cycles. The ongoing, multiyear nature of our engagements allows us to build strong relationships with company leadership and mutual understanding on key matters of corporate governance and the drivers of long-term financial performance.
Generally, we support the vote recommendations of the board of directors and management. In case of concerns, we typically raise these through dialogue with board members and management teams first. When we determine it is in our clients’ financial interests to convey concern to companies through voting, we do so in two forms: we might not support the election of directors or other management proposals, or we might not support management’s voting recommendation on a shareholder proposal.
Key themes
While accepted standards and norms of corporate governance can differ between markets, in our experience, there are certain globally applicable fundamental elements of corporate governance that contribute to a company’s ability to create long-term financial value for shareholders. These global themes are set out in this overarching set of principles (the “Principles”), which are anchored in transparency and accountability.
At a minimum, it is our view that companies should observe the accepted corporate governance standards in their domestic market,(3) and we ask that, if they do not, they explain how their approach better supports durable, long-term financial value creation.
These Principles cover seven key subjects:
•
Boards and directors
•
Auditors and audit-related issues
•
Capital structure, mergers, asset sales, and other special transactions
•
Executive compensation
•
Material sustainability-related risks and opportunities
•
Other corporate governance matters and shareholder protections
•
Shareholder proposals
Our regional and market-specific voting guidelines explain how these Principles inform our voting decisions in relation to common ballot items for shareholder meetings in those markets. Alongside the Principles and regional voting guidelines, BIS publishes our engagement priorities which reflect the five themes on which we most frequently engage companies, where they are relevant, as these can be a source of material business risk or opportunity. Collectively, these BIS policies set out the core elements of corporate governance that guide our investment stewardship program globally and within each market. The BIS policies are not prescriptive, applied on a pragmatic, case-by-case basis, taking into consideration a number of factors, including the sector, market, and business environment within which a company is operating.
Boards and directors
Companies whose boards are comprised of appropriately qualified, engaged directors with professional characteristics relevant to a company’s business enhance the ability of the board to add value and be the voice of shareholders in board discussions. A strong board gives a company a competitive advantage, providing valuable oversight and contributing to the most important management decisions that support long-term financial performance. As part of their responsibilities, board members have a fiduciary duty to shareholders to oversee the strategic direction, operations, and risk management of a company. This is why our investment stewardship efforts have always started with the performance of the board of directors, and why we see engagement with, and the election of, directors as one of our most important responsibilities. We engage, as necessary, with members of the board’s nominating and/or governance committee to assess whether governance practices

(3)
Our regional voting guidelines, which we publish on the BIS website, reflect these different market standards and norms. Depending on the market, generally accepted practice is informed by corporate law, market regulation, best practices, and industry initiatives, amongst other factors.
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and board composition are appropriate given a company’s business model and we take into consideration a number of factors, including the sector, market, and business environment within which a company is operating.
We view it as good practice when the board establishes and maintains a framework of robust and effective governance mechanisms to support its oversight of the company’s strategy and operations consistent with the long-term economic interests of investors. There should be clear descriptions of the role of the board and the committees of the board and how directors engage with and oversee management. Disclosure of material risks that may affect a company’s long-term strategy and financial value creation, including material sustainability-related factors when relevant, is helpful for investors to appropriately understand and assess how effectively management is identifying, managing, and mitigating such risks.
We seek to understand management's long-term strategy and the milestones against which investors should assess its implementation. If any strategic targets are significantly missed or materially restated, we find it helpful when company disclosures provide a detailed explanation of the changes and an indication of the board's role in reviewing the revised targets. We look to the board to articulate the effectiveness of these mechanisms in overseeing the management of business risks and opportunities and the fulfillment of the company’s strategy.
Where a company has not adequately disclosed and demonstrated that its board has fulfilled these corporate governance and risk oversight responsibilities, we may consider voting against the election of directors who, on our assessment, have particular responsibility for the issues. We assess director performance on a case-by-case basis and in light of each company’s circumstances, taking into consideration its governance, business practices that support durable, long-term financial value creation, and performance. Set out below are factors we may take into consideration.
Regular accountability through director elections
To ensure accountability for their actions on behalf of shareholders, directors should stand for election on a regular basis, ideally annually.(4) Annual director elections allow shareholders to reaffirm their support for board members and/or hold them accountable for their decisions in a timely manner. When board members are not elected annually, in our experience, it is good practice for boards to have a rotation policy to ensure that, through a board cycle, all directors have had their appointment re-confirmed, with a proportion of directors being put forward for election at each annual general meeting.
Effective board composition
Regular director elections also give boards the opportunity to adjust their composition in an orderly way to reflect developments in the company’s strategy and the market environment. In our view, it is beneficial for new directors to be brought onto the board periodically to refresh the group’s thinking, while supporting both continuity and appropriate succession planning. We consider the average overall tenure of the board and seek a balance between the knowledge and experience of longer-serving directors and the fresh perspectives of directors who joined more recently.
We encourage companies to regularly review the effectiveness of their board (including its size), and assess directors nominated for election in the context of the composition of the board as a whole. In our view, the company’s assessment should consider a number of factors, including each director’s independence and time commitments, as well as the breadth and relevance of director experiences and skillsets, and how these collectively contribute to the board's effectiveness in advising and overseeing management in delivering long-term financial returns.
Director independence — from management, significant shareholders, or other related parties – is a central tenet of sound corporate governance across markets.(5) We encourage boards to have a sufficient number of independent directors, free from conflicts of interest or undue influence, to ensure objectivity in the decision-making of the board and its ability to oversee management. We generally consider it good practice for independent directors to make a majority of the board, or in the case of controlled companies, at least one-third.
Common impediments to independence may include but are not limited to:
•
Current or recent employment at the company or a subsidiary

(4)
In most markets directors stand for re-election on an annual or triennial basis, as determined by corporate law, market regulation or voluntary best practice.
(5)
Please see: Tokyo Stock Exchange. “Japan’s Corporate Governance Code.” June 11, 2021; Financial Reporting Council. “UK Corporate Governance Code.” July 16, 2018; Investor Stewardship Group. “Corporate Governance Principles for US Listed Companies.”
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•
Being, or representing, a shareholder with a substantial shareholding in the company
•
Interlocking directorships
•
Having any other interest, business, or other relationship which could, or could reasonably be perceived to, materially interfere with a director’s ability to act in the best interests of the company and shareholders
In our experience, boards are most effective at overseeing and advising management when there is a senior, independent board leader. This director may chair the board, or, where the chair is also the CEO (or is otherwise not independent), be designated as a lead independent director. The role of this director is to enhance the effectiveness of the independent members of the board through shaping the agenda, ensuring adequate information is provided to the board, and encouraging independent director participation in board deliberations. The lead independent director or another appropriate director should be available to meet with shareholders in those situations where an independent director is best placed to explain and contextualize a company’s approach.
There are matters for which the board has responsibility that may involve a conflict of interest for executives or for affiliated directors or require additional focus. It is our view that objective oversight of such matters is best achieved when the board forms committees with a majority of independent directors, depending on market norms and a company’s ownership structure. In many markets, these committees of the board specialize in audit, director nominations, and compensation matters. An ad hoc committee might also be formed to decide on a special transaction, particularly one involving a related party, or to investigate a significant adverse event.
When nominating directors to the board, we look to companies to provide sufficient information on the individual candidates so that shareholders can assess the capabilities and suitability of each individual nominee and their fit within overall board composition. These disclosures should give an understanding of how the collective experience and expertise of the board, as well as the particular skill sets of individual directors, aligns with the company’s long-term strategy and business model. Highly qualified, engaged directors with professional characteristics relevant to a company’s business and strategy enhance the ability of the board to add value and be the voice of shareholders in board discussions.
It is in this context that we are interested in a variety of experiences, perspectives, and skillsets in the board room. We see it as a means of promoting diversity of thought to avoid “group think” in the board’s exercise of its responsibilities to advise and oversee management.
In assessing board composition, we take a case-by-case approach based on a company’s board size, business model, strategy, location and market capitalization. We look for companies to explain how their approach to board composition supports the company’s governance practices.
We note that in many markets, policymakers have set board gender diversity goals which we may discuss with companies, particularly if there is a risk their board composition may be misaligned. We ask boards to disclose, consistent with local laws, how diversity, including professional and personal characteristics, is considered in board composition, given the company’s long-term strategy and business model.(6)
Sufficient capacity
As the role and expectations of a director are increasingly demanding, directors must be able to commit an appropriate amount of time to board and committee matters. It is important that directors have the capacity to meet all of their responsibilities - including when there are unforeseen events – and therefore, they should not take on an excessive number of roles that would impair their ability to fulfill their duties.
Auditors and audit-related issues
BlackRock recognizes the critical importance of financial statements, which should provide a true and fair picture of a company’s financial condition. Accordingly, we look for the assumptions made by management and reviewed by the auditor in preparing the financial statements to be reasonable and justified.
The accuracy of financial statements, inclusive of financial and non-financial information as required or permitted under market-specific accounting rules, is of paramount importance to BlackRock. Investors increasingly recognize that a broader

(6)
Personal characteristics may include, but are not limited to, gender; race/ethnicity; disability; veteran status; LGBTQ+; and national, Indigenous, religious, or cultural identity.
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range of risks and opportunities have the potential to materially impact financial performance. Over time, we anticipate investors and other users of company reporting will increasingly seek to understand and scrutinize the assumptions underlying financial statements, particularly those that pertain to the impact of the transition to a low-carbon economy on a company’s business model and asset mix. We recognize that this is an area of evolving practice and note that international standards setters, such as the International Financial Reporting Standards (IFRS) Board and the International Auditing and Assurance Standards Board (IAASB), continue to develop their guidance to companies.(7)
In this context, audit committees, or equivalent, play a vital role in a company’s financial reporting system by providing independent oversight of the accounts, material financial and, where appropriate to the jurisdiction, non-financial information and internal control frameworks. Moreover, in the absence of a dedicated risk committee, these committees can provide oversight of Enterprise Risk Management systems.(8) In our view, effective audit committee oversight strengthens the quality and reliability of a company’s financial statements and provides an important level of reassurance to shareholders.
Audit committees or equivalent should have clearly articulated charters that set out their responsibilities and have a rotation plan in place that allows for a periodic refreshment of the committee membership to introduce fresh perspectives to audit oversight. We recognize that audit committees will rely on management, internal audit, and the independent auditor in fulfilling their responsibilities but look to committee members to demonstrate they have relevant expertise to monitor and oversee the audit process and related activities.
We take particular note of unexplained changes in reporting methodology, cases involving significant financial restatements, or ad hoc notifications of material financial weakness. In this respect, audit committees should provide timely disclosure on the remediation of Key and Critical Audit Matters identified either by the external auditor or internal audit function.
The integrity of financial statements depends on the auditor being free of any impediments to being an effective check on management. To that end, it is important that auditors are, and are seen to be, independent. Where an audit firm provides services to the company in addition to the audit, we look for the fees earned to be disclosed and explained. We look for Audit committees to have in place a procedure for assessing annually the independence of the auditor and the quality of the external audit process.
Comprehensive disclosure provides investors with a sense of the company’s long-term operational risk management practices and, more broadly, the quality of the board’s oversight. We look to the audit or risk committee to periodically review the company’s risk assessment and risk management policies and the significant risks and exposures identified by management, the internal auditors or the independent auditors and management’s steps to address them. In the absence of detailed disclosures, we may reasonably conclude that companies are not adequately managing risk.
Capital structure, mergers, asset sales, and other special transactions
The capital structure of a company is critical to shareholders as it impacts the value of their investment and the priority of their interest in the company relative to that of other equity or debt investors. Pre-emptive rights are a key protection for shareholders against the dilution of their interests.
Effective voting rights are basic rights of share ownership and a core principle of effective governance. Shareholders, as the residual claimants, have the strongest interest in protecting the financial value of the company, and voting rights should match economic exposure, i.e., one share, one vote.
In principle, we disagree with the creation of a share class with equivalent economic exposure and preferential, differentiated voting rights. In our view, this structure violates the fundamental corporate governance principle of proportionality and results in a concentration of power in the hands of a few shareholders, thus disenfranchising other shareholders and amplifying any potential conflicts of interest. However, we recognize that in certain markets, at least for a period of time, companies may have a valid argument for listing dual classes of shares with differentiated voting rights. In our view, such companies should review these share class structures on a regular basis or as company circumstances change. Additionally,

(7)
IFRS, “IFRS S1 General Requirements for Disclosure of Sustainability-related Financial Information”, June 2023, and IAASB, “IAASB Launches Public Consultation on Landmark Proposed Global Sustainability Assurance Standard”, August 2023.
(8)
Enterprise risk management is a process, effected by the entity’s board of directors, management, and other personnel, applied in strategy setting and across the enterprise, designed to identify potential events that may affect the entity, and manage risk to be within the risk appetite, to provide reasonable assurance regarding the achievement of objectives. Please see the Committee of Sponsoring Organizations of the Treadway Commission (COSO), “Enterprise Risk Management”, 2023.
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they should seek shareholder approval of their capital structure on a periodic basis via a management proposal at the company’s shareholder meeting. The proposal should give unaffiliated shareholders the opportunity to affirm the current structure or establish mechanisms to end or phase out controlling structures at the appropriate time, while minimizing costs to shareholders.
In assessing mergers, asset sales, or other special transactions, BlackRock’s primary consideration is the long-term economic interests of our clients as shareholders. Boards proposing a transaction should clearly explain the economic and strategic rationale behind it. We will review a proposed transaction to determine the degree to which it can enhance long-term shareholder value. We find long-term investors like our clients typically benefit when proposed transactions have the unanimous support of the board and have been negotiated at arm’s length. We may seek reassurance from the board that the financial interests of executives and/or board members in a given transaction have not adversely affected their ability to place shareholders’ interests before their own. Where the transaction involves related parties, the recommendation to support should come from the independent directors, a best practice in most markets, and ideally, the terms should have been assessed through an independent appraisal process. In addition, it is good practice that it be approved by a separate vote of the non-conflicted parties.
As a matter of sound governance practice, shareholders should have a right to dispose of company shares in the open market without unnecessary restriction. In our view, corporate mechanisms designed to limit shareholders’ ability to sell their shares are contrary to basic property rights. Such mechanisms can serve to protect and entrench interests other than those of the shareholders. In our view, shareholders are broadly capable of making decisions in their own best interests. We encourage any so-called “shareholder rights plans” proposed by a board to be subject to shareholder approval upon introduction and periodically thereafter.
Executive compensation
In most markets, one of the most important roles for a company’s board of directors is to put in place a compensation structure that incentivizes and rewards executives appropriately. Executive compensation is an important tool used by companies to support long-term financial value creation. In our experience, well-structured compensation policies reward the successful delivery of strategic, operational, and/or financial goals, encourage an appropriate risk appetite, and align the interests of shareholders and executives through equity ownership.
We look for there to be a clear link between variable pay and operational and financial performance. Performance metrics should be stretching and aligned with a company’s strategy and business model. BIS does not have a position on whether companies should use sustainability-related criteria in compensation structures, but, where they are included, we look to companies to be as rigorous as they would be in setting other financial or operational targets. Long-term incentive plans should encompass timeframes that 1) are distinct from annual executive compensation structures and metrics, and 2) encourage the delivery of strong financial results over a period of years.
When designing, reviewing, and approving executive compensation policies, board compensation committees – or board members responsible for setting executive compensation – should carefully consider the company’s specific circumstances, such as its risk profile, the environment in which it operates, and the individuals the board is trying to attract, retain and incentivize. We look to the compensation committees to guard against contractual arrangements that would entitle executives to material compensation for early termination of their employment. Finally, pension contributions and other deferred compensation arrangements should be reasonable in light of market practices or the company’s business and executive compensation strategies.
We are not supportive of one-off or special bonuses unrelated to company or individual performance. Where discretion has been used by the compensation committee or its equivalent, we appreciate disclosure relating to how and why the discretion was used, and how the adjusted outcome is aligned with the interests of shareholders. We acknowledge that the use of peer group evaluation by compensation committees can help ensure competitive pay; however, we are concerned when the rationale for increases in total compensation at a company is solely based on peer benchmarking, rather than also considering rigorous measures of outperformance. We encourage companies to clearly explain how compensation outcomes have rewarded performance.
We encourage boards to consider building clawback provisions into incentive plans such that companies could clawback compensation or require executives to forgo awards when compensation was based on faulty financial statements or deceptive business practices. We also favor recoupment from or the foregoing of the grant of any awards by any senior
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executive whose behavior caused material financial harm to shareholders, material reputational risk to the company, or resulted in a criminal investigation, even if such actions did not ultimately result in a material restatement of past results.
In our view, non-executive directors should be compensated in a manner that is commensurate with the time and effort expended in fulfilling their professional responsibilities. Additionally, these compensation arrangements should not risk compromising directors’ independence or aligning their interests too closely with those of the management, whom they are charged with overseeing.
BIS may convey concerns through not supporting management’s proposals to approve compensation, where they are on the agenda. We may also vote against members of the compensation committee or equivalent board members for poor compensation practices or structures.
Material sustainability-related risks and opportunities
It is our view that well-managed companies will effectively evaluate and manage material sustainability-related risks and opportunities relevant to their businesses.(9) As with all risks and opportunities in a company's business model, appropriate oversight of material sustainability considerations is a core component of having an effective governance framework that supports durable, long-term financial value creation.
Robust disclosure allows investors to effectively evaluate companies’ strategy and business practices related to material sustainability-related risks and opportunities. We find it helpful when companies’ disclosures demonstrate that they have a resilient business model that integrates material sustainability-related risks and opportunities into their strategy, risk management, and metrics and targets, including industry-specific metrics. The International Sustainability Standards Board (ISSB) standards, IFRS S1 and S2(10) may prove helpful to companies in preparing this disclosure. The standards build on the Task Force on Climate-related Financial Disclosures (TCFD) framework and the standards and metrics developed by the Sustainability Accounting Standards Board (SASB), which have both converged under the ISSB. We recognize that companies may phase in reporting aligned with the ISSB standards over several years. We also recognize that some companies may report using different standards, which may be required by regulation, or one of a number of voluntary standards. In such cases, we ask that companies highlight the metrics that are industry- or company-specific.
We note that climate and other sustainability-related disclosures often require companies to collect and aggregate data from various internal and external sources. We recognize that the practical realities of data collection and reporting may not line up with financial reporting cycles and companies may require additional time after their fiscal year-end to accurately collect, analyze, and report this data to investors. That said, while we do not prescribe timelines regarding when companies make these disclosures, we encourage them to produce climate and other sustainability-related disclosures sufficiently in advance of their annual meeting, to the best of their abilities to provide investors with time to assess the data and make informed decisions.
Companies may also choose to adopt or refer to guidance on sustainable and responsible business conduct issued by supranational organizations such as the United Nations or the Organization for Economic Cooperation and Development. Further, industry initiatives on managing specific operational risks may provide useful guidance to companies on best practices and disclosures. While not a voting item, we find it helpful to our understanding of investment risk when companies disclose any relevant global climate and other sustainability-related standards adopted, the industry initiatives in which they participate, any peer group benchmarking undertaken, and any assurance processes to help investors understand their approach to sustainable and responsible business practices.

(9)
By material sustainability-related risks and opportunities, we mean the drivers of risk and financial value creation in a company’s business model that have an environmental or social dependency or impact. Examples of environmental issues include, but are not limited to, water use, land use, waste management, and climate risk. Examples of social issues include, but are not limited to, human capital management, impacts on the communities in which a company operates, customer loyalty, and relationships with regulators.
(10)
The objective of IFRS S1 General Requirements for Disclosure of Sustainability-related Financial Information is to require an entity to disclose information about its sustainability-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity. The objective of IFRS S2 Climate-related Disclosures is to require an entity to disclose information about its climate-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity.
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Climate and nature-related risk
In our view, the transition to a low-carbon economy is one of several mega forces reshaping markets.(11) Our research shows that the low-carbon transition is a structural shift in the global economy that will be shaped by changes in government policies, technology, and consumer and investor preferences, which may be material for many companies.(12) Yet the path to a low-carbon economy is uncertain and uneven, with different parts of the economy moving at different speeds. BIS recognizes that it can be challenging for companies to predict the impact of climate-related risk and opportunity on their businesses and operating environments. Many companies are assessing how to navigate the low-carbon transition while delivering long-term financial value to investors. At companies where these climate-related risks are material, we find it helpful when they publicly disclose, consistent with their business model and sector, how they intend to deliver long-term financial performance through the transition to a low-carbon economy, including where available, their transition plan.(13)
In our experience, disclosure consistent with the ISSB standards or the TCFD framework can help investors assess company-specific climate-related risks and opportunities, and inform investment decisions.(14) Such disclosures also provide investors with insights into how companies are managing the risks associated with climate change by managing their own carbon emissions or emissions intensities to the extent financially practicable. Recognizing the value of these disclosures, in some jurisdictions, like the U.K, large companies must disclose such climate-related financial information on a mandatory basis, while in other jurisdictions these disclosures are viewed as best practice in the market.
Consistent with the ISSB standards and the TCFD framework, we seek to understand, from company disclosures and engagement, the strategies companies have in place to manage material risks to, and opportunities for, their long-term business model associated with a range of climate-related scenarios. This includes a scenario in which global warming is limited to well below 2°C, considering ambitions to achieve a limit of 1.5°C, the temperature goal recently reaffirmed by G20 members as part of the 2024 Leader’s Declaration.(15)
These frameworks also contemplate disclosures on how companies are setting short-, medium- and long-term targets, ideally science-based where these are available for their sector, for scope 1 and 2 greenhouse gas emissions (GHG) reductions and to demonstrate how their targets are consistent with the long-term financial interests of their investors.
While we recognize that regulators in some markets are moving to mandate certain disclosures, at this stage, we view scope 3 emissions differently from scopes 1 and 2, given methodological complexity, regulatory uncertainty, concerns about double-counting, and lack of direct control by companies. We welcome disclosures and commitments companies choose to make regarding material scope 3 emissions and recognize these are provided on a good-faith basis as methodology develops. Our publicly available commentary provides more information on our approach to climate-related risks and opportunities.
In addition to climate-related risks and opportunities, the management of nature-related factors is increasingly a component of some companies’ ability to generate durable, long-term financial returns for shareholders, particularly where a company’s

(11)
BlackRock Investment Institute, “Mega forces: An investment opportunity”, 2023.
(12)
BlackRock Investment Institute, “Tracking the low-carbon transition”, July 2023.
(13)
We have observed that more companies are developing such plans, and public policymakers in a number of markets are signaling their intentions to require them or already have requirements in place, such as Australia, Brazil, and the European Union. We view transition plans as a method for a company to both internally assess and externally communicate its long-term strategy, ambition, objectives, and actions to create financial value through the global transition towards a low-carbon economy. Transition plans are building momentum internationally, with increased focus from policy makers and supervisors, including in the EU, UK, G7, G20, and from the financial industry. While many initiatives across jurisdictions outline a framework for transition plans, there is no consensus on the key elements these plans should contain. We view useful disclosure as one that communicates a company’s approach to managing financially material business relevant risks and opportunities – including climate-related risks – to deliver long-term financial performance, which allows investors to make more informed decisions. While transition plans can be helpful disclosure, BIS does not make the preparation and production of transition plans a voting issue. BIS may engage companies that have chosen to publish a transition plan to understand their planned actions and resource implications.
(14)
BlackRock, “Global perspectives on investing in the low-carbon transition”, June 2023. We recognize that companies may phase in reporting aligned with the ISSB standards over several years, depending on local requirements. We also recognize and respect that some companies may report using different local standards, which may be required by regulation, or one of a number of voluntary standards. In such cases, we ask that companies disclose their rationale for reporting in line with the specific disclosure framework chosen and highlight the metrics that are industry- or company-specific.
(15)
In November 2024, G20 members reaffirmed the Paris Agreement temperature goal as part of the Leader’s Declaration. G20 members include the world’s major economies (19 countries and two regional bodies, the European Union and African Union), representing 85% of global Gross Domestic Product, over 75% of international trade, and about two-thirds of the world population.
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strategy is heavily reliant on the availability of natural capital, or whose supply chains are exposed to locations with nature-related risks. We look for such companies to disclose how they manage any reliance and impact on, as well as use of, natural capital, including appropriate risk oversight and relevant metrics and targets, to understand how these factors are integrated into strategy. We will evaluate these disclosures to inform our view of how a company is managing material nature-related risks and opportunities. We rely on company disclosures when determining how to vote on shareholder proposals addressing natural capital issues. Our publicly available commentary provides more information on our approach to natural capital.(16)
Companies’ impact on their workforce, supply chains, and communities
In order to advance long-term shareholders’ interests, companies should consider the interests of the various parties on whom they depend for their success over time. It is for each company to determine their key stakeholders based on what is material to their business and long-term financial performance. For many companies, key stakeholders include employees, business partners (such as suppliers and distributors), clients and consumers, regulators, and the communities in which they operate.
As a long-term shareholder on behalf of our clients, we find it helpful when companies disclose how they have identified their key stakeholders and considered their interests in business decision-making. In addition to understanding broader stakeholder relationships, BIS finds it helpful when companies discuss how they consider the needs of their workforce today, and the skills required for their future business strategy. We are also interested to understand how the board monitors and engages on these matters, given it is well positioned to ensure that the approach taken by management is informed by and aligns with the company’s strategy.
Companies should articulate how they address material adverse impacts that could arise from their business practices and affect critical relationships with their stakeholders. We encourage companies to implement, to the extent appropriate, monitoring processes (often referred to as due diligence) to identify and mitigate potential adverse impacts and grievance mechanisms to remediate any actual adverse material impacts. In our view, maintaining trust within these relationships can contribute to a company’s long-term success.
Other corporate governance matters and shareholder protections
In our view, shareholders have a right to material and timely information on the financial performance and viability of the companies in which they invest. In addition, companies should publish information on the governance structures in place and the rights of shareholders to influence these structures. The reporting and disclosure provided by companies help shareholders assess the effectiveness of the board’s oversight of management and whether investors’ economic interests have been protected. As a general principle, we believe shareholders should have the right to vote on key corporate governance matters, including changes to governance mechanisms, to submit proposals to the shareholders’ meeting, and to call special meetings of shareholders.
Corporate form
In our view, it is the responsibility of the board to determine the corporate form that is most appropriate given the company's purpose and business model.(17) Companies proposing to change their corporate form to a public benefit corporation or similar entity should put it to a shareholder vote if not already required to do so under applicable law. We appreciate when supporting documentation from companies or shareholder proponents proposing to alter the corporate form clearly explains how the interests of shareholders and different stakeholders would be impacted as well as the accountability and voting mechanisms that would be available to shareholders. We generally support management proposals if our analysis indicates that shareholders’ economic interests are adequately protected. Relevant shareholder proposals are evaluated on a case-by-case basis.

(16)
Given the growing awareness of the materiality of these issues for certain businesses, enhanced reporting on a company's natural capital dependencies and impacts would aid investors’ understanding. In our view, the final recommendations of the Taskforce on Nature-related Financial Disclosures (TNFD) may prove useful to some companies. We recognize that some companies may report using different standards, which may be required by regulation, or one of a number of other private sector standards. TNFD-aligned reporting is not a voting issue.
(17)
Corporate form refers to the legal structure by which a business is organized.
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Shareholder proposals
In most markets in which BlackRock invests on behalf of clients, shareholders have the right to submit proposals to be voted on at a company’s annual or extraordinary meeting, as long as eligibility and procedural requirements are met. The matters that we see put forward by shareholders address a wide range of topics, including governance reforms, capital management, and improvements in the management or disclosure of sustainability-related risks.
BlackRock is subject to legal and regulatory requirements in the U.S. that place restrictions and limitations on how BlackRock can interact with the companies in which we invest on behalf of our clients, including our ability to submit shareholder proposals. We can vote, on behalf of clients who authorize us to do so, on proposals put forth by others.
When assessing shareholder proposals, we evaluate each proposal on its merit, considering the company’s individual circumstances and maintaining a singular focus on the proposal’s implications for long-term financial value creation. BIS’ evaluation considers whether a shareholder proposal addresses a material risk that, if left unmanaged, may impact a company’s long-term performance. We look for consistency between the specific request formally made in the proposal, the supporting documentation, and the proponents’ other communications on the issues. We also assess the company’s practices and disclosures and the costs and benefits to the company of meeting the request made in the proposal. We take into consideration a company’s governance practices and disclosures against those of their peers.
In our experience, it is helpful when companies disclose the names of the proponent or organization that has submitted or advised on the proposal.
We would not support proposals that we believe would result in over-reaching into the basic business decisions of the company, are unduly prescriptive or constraining on management. We take into consideration the legal effect of the proposal, as shareholder proposals may be advisory or legally binding depending on the jurisdiction, while others may make requests that would be deemed illegal in a given jurisdiction.
BIS is likely to support shareholder proposals that request disclosures that help us, as long-term investors on behalf of our clients, better understand the material risks and opportunities companies face and how they are managing them, especially where this information is additive given the company’s existing disclosures. We may also support shareholder proposals that are focused on a material business risk that we agree needs to be addressed and the intended outcome is consistent with long-term financial value creation.
We recognize that some shareholder proposals bundle topics and/or specific requests. Further, the proponent’s supporting statement may refer to topics that are not directly related to the request made in the proposal. In voting on behalf of clients, we do not submit or edit proposals or the supporting statements – we must vote yes or no on the proposal as phrased by the proponent. Therefore, when we vote in support of a proposal, we are not necessarily endorsing every element of the proposal or the reasoning, objectives, or supporting statement of the proponent. We may support a proposal for different reasons from those put forth by the proponent, when we believe that, overall, it can advance our clients' long-term financial interests. We typically explain to the company our rationale for supporting such proposals.
Alternatively, or in addition, we may vote against the election of one or more directors if, in our assessment, the board has not responded sufficiently or with an appropriate sense of urgency to a material risk. We may also support a proposal if management is on track, but we believe that voting in favor might accelerate efforts to address a material risk.
BlackRock’s oversight of its investment stewardship activities
Oversight
BlackRock maintains advisory committees (Stewardship Advisory Committees), generally consisting of senior BlackRock index investment professionals and/or senior employees with practical boardroom experience. The Stewardship Advisory Committees review and advise on amendments to BIS regional proxy voting guidelines (the Guidelines). The advisory committees do not determine voting decisions, which are the responsibility of BIS.
In addition to the Stewardship Advisory Committees, the Investment Stewardship Global Oversight Committee (Global Oversight Committee) is a risk-focused committee, comprised of the Global Head of Investment Stewardship (Global Head), and senior BlackRock executives with legal, risk and other experience relevant to team oversight. The Global Committee does not determine voting decisions, which are the responsibility of BIS.
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The Global Head has primary oversight of the activities of BIS, including voting in accordance with the Guidelines, which require the application of professional judgment and consideration of each company’s unique circumstances. The Global Committee reviews and approves amendments to these Principles. The Global Committee also reviews and approves amendments to the regional Guidelines.
In addition, the Global Committee receives and reviews periodic reports regarding the votes cast by BIS, as well as updates on material process issues, procedural changes, and other risk oversight considerations. The Global Committee reviews these reports in an oversight capacity as informed by the Guidelines.
BIS carries out engagement with companies, executes proxy votes, and conducts vote operations (including maintaining records of votes cast) in a manner consistent with the relevant Guidelines. BIS also conducts research on corporate governance issues and participates in industry discussions to contribute to and keep abreast of important developments in the corporate governance field. BIS may utilize third parties for certain of the foregoing activities and performs oversight of those third parties. BIS may discuss complicated or particularly controversial matters with senior specialists internally, on an advisory basis, prior to making a voting decision.
Voting guidelines and vote execution
BlackRock votes on proxy issues when our clients authorize us to do so. We carefully consider proxies submitted to funds and other fiduciary account(s) (Fund or Funds) for which we have voting authority. BlackRock votes (or refrains from voting) proxies for each Fund for which we have voting authority based on our evaluation of the alignment of the voting items with the long-term economic interests of our clients, in the exercise of our independent business judgment, and without regard to the relationship of the issuer of the proxy (or any shareholder proponent or dissident shareholder) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates, or BlackRock employees (see “Conflicts management policies and procedures,” below).
When exercising voting rights, BIS will normally vote on specific proxy issues in accordance with the Guidelines for the relevant market, as well as the Principles. The voting guidelines published for each region/country in which we vote are intended to summarize BlackRock’s general philosophy and approach to issues that may commonly arise in the proxy voting context in each market where we invest. The Guidelines are not intended to be exhaustive. BIS applies the Guidelines on a case-by-case basis, in the context of the individual circumstances of each company and the specific issue under review. As such, the Guidelines do not indicate how BIS will vote in every instance. Rather, they reflect our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots. The Guidelines are reviewed annually and updated as necessary to reflect changes in market practices, developments in corporate governance and feedback from companies and clients. In this way, BIS aims to maintain policies that explain our approach to governance practices most aligned with clients’ long-term financial interests. BIS analysts may exercise their professional judgment in determining how to vote if they conclude that the Guidelines do not cover the specific matter raised by a ballot item or that an exception to the Guidelines would be in the long-term economic interests of BlackRock’s clients.
In certain markets, proxy voting involves logistical issues which can affect BIS’ ability to vote such proxies, as well as the desirability of voting such proxies. These issues include, but are not limited to: i) untimely notice of shareholder meetings; ii) restrictions on a foreigner’s ability to exercise votes; iii) requirements to vote proxies in person; iv) “share-blocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); v) potential difficulties in translating the proxy; vi) regulatory constraints; and vii) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions. We are not supportive of impediments to the exercise of voting rights such as share-blocking or overly burdensome administrative requirements.
BlackRock votes proxies in these situations on a “best-efforts” basis. In addition, BIS may determine that it is generally in the interests of BlackRock’s clients not to vote proxies (or not to vote our full allocation) if the costs (including but not limited to opportunity costs associated with share-blocking constraints) associated with exercising a vote are expected to outweigh the benefit the client would derive by voting on the proposal.
Voting Choice
BlackRock offers Voting Choice a program that provides eligible clients with more opportunities to participate in the proxy voting process where legally and operationally viable.
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Voting Choice is currently available for eligible clients invested in certain institutional pooled funds in the U.S., UK, Ireland, and Canada that utilize certain equity index investment strategies, as well as eligible clients in certain institutional pooled funds in the U.S., UK, and Canada that use systematic active equity (SAE) strategies. In addition, institutional clients in separately managed accounts (SMAs) continue to be eligible for BlackRock Voting Choice regardless of their investment strategies.(18) BlackRock also launched a U.S. Program to offer proxy voting to eligible shareholder accounts in a U.S. Fund.(19)
As a result, the shares attributed to BlackRock in company share registers may be voted differently depending on whether our clients have authorized BIS to vote on their behalf, have authorized BIS to vote in accordance with a third-party policy, or have elected to vote shares in accordance with their own policy. Our clients have greater control over proxy voting because of Voting Choice. BlackRock does not disclose client information, including a client’s selection of proxy policy, without client consent.
Conflicts management policies and procedures
BIS maintains policies and procedures that seek to prevent undue influence on BlackRock’s proxy voting activity. Such influence might stem from any relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates, a Fund or a Fund’s affiliates, or BlackRock employees. The following are examples of sources of perceived or potential conflicts of interest:
•
BlackRock clients who may be issuers of securities or proponents of shareholder resolutions
•
BlackRock business partners or third parties who may be issuers of securities or proponents of shareholder resolutions
•
BlackRock employees who may sit on the boards of public companies held in Funds managed by BlackRock
•
Significant BlackRock, Inc. investors who may be issuers of securities held in Funds managed by BlackRock
•
Securities of BlackRock, Inc. or BlackRock investment funds held in Funds managed by BlackRock
•
BlackRock, Inc. board members who serve as senior executives or directors of public companies held in Funds managed by BlackRock
BlackRock has taken certain steps to mitigate perceived or potential conflicts including, but not limited to, the following:
•
Adopted the Guidelines which are designed to advance our clients’ long-term economic interests in the companies in which BlackRock invests on their behalf
•
Established a reporting structure that separates BIS from employees with sales, vendor management, or business partnership roles. In addition, BlackRock seeks to ensure that all engagements with corporate issuers, dissident shareholders or shareholder proponents are managed consistently and without regard to BlackRock’s relationship with such parties. Clients or business partners are not given special treatment or differentiated access to BIS. BIS prioritizes engagements based on factors including, but not limited to, our need for additional information to make a voting decision or our view on the likelihood that an engagement could lead to positive outcome(s) over time for the economic value of the company. Within the normal course of business, BIS may engage directly with BlackRock clients, business partners and/or third parties, and/or with employees with sales, vendor management, or business partnership roles, in discussions regarding our approach to stewardship, general corporate governance matters, client reporting needs, and/or to otherwise ensure that proxy-related client service levels are met
•
Determined to engage, in certain instances, an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid potential conflicts of interest, to satisfy regulatory compliance requirements, or as may be otherwise required by applicable law. In such circumstances, the independent third-party voting service provider provides BlackRock with recommendations, in accordance with the Guidelines, as to how to vote such proxies. BlackRock uses an independent third-party voting service provider to make proxy voting recommendations for shares of BlackRock, Inc. and companies affiliated with BlackRock, Inc. BlackRock may also use an independent third-party voting service provider to make proxy voting recommendations for:
•
public companies that include BlackRock employees on their boards of directors

(18)
With Voting Choice, SMAs have the ability to select from a set of voting policies from third-party proxy advisers the policy that best aligns with their views and preferences. BlackRock can then use its proxy voting infrastructure to cast votes based on the client’s selected voting policy.
(19)
Read more about BlackRock Voting Choice on our website.
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•
public companies of which a BlackRock, Inc. board member serves as a senior executive or a member of the board of directors
•
public companies that are the subject of certain transactions involving BlackRock Funds
•
public companies that are joint venture partners with BlackRock, and
•
public companies when legal or regulatory requirements compel BlackRock to use an independent third-party voting service provider
In selecting an independent third-party voting service provider, we assess several characteristics, including but not limited to: independence, an ability to analyze proxy issues and make recommendations in the economic interest of our clients in accordance with the Guidelines, reputation for reliability and integrity, and operational capacity to accurately deliver the assigned recommendations in a timely manner. We may engage more than one independent third-party voting service provider, in part to mitigate potential or perceived conflicts of interest at a single voting service provider. The Global Committee appoints and reviews the performance of the independent third-party voting service providers, generally on an annual basis.
Securities lending
When so authorized, BlackRock acts as a securities lending agent on behalf of Funds. Securities lending is a well-regulated practice that contributes to capital market efficiency. It also enables funds to generate additional returns while allowing fund providers to keep fund expenses lower.
With regard to the relationship between securities lending and proxy voting, BlackRock cannot vote shares on loan and may determine to recall them for voting, as guided by our fiduciary duty as an asset manager to our clients in helping them achieve their investment goals. While this has occurred in a limited number of cases, the decision to recall securities on loan as part of BlackRock’s securities lending program in order to vote is based on an evaluation of various factors that include, but are not limited to, assessing potential securities lending revenue alongside the potential long-term financial value to clients of voting those securities (based on the information available at the time of recall consideration).(20) BIS works with colleagues in the Securities Lending and Risk and Quantitative Analysis teams to evaluate the costs and benefits to clients of recalling shares on loan.
In almost all instances, BlackRock anticipates that the potential long-term financial value to the Fund of voting shares would be less than the potential revenue the loan may provide the Fund. However, in certain instances, BlackRock may determine, in our independent business judgment as a fiduciary, that the value of voting outweighs the securities lending revenue loss to clients and would therefore recall shares to be voted in those instances.
Periodically, BlackRock reviews our process for determining whether to recall securities on loan in order to vote and may modify it as necessary.
Reporting and vote transparency
We are committed to transparency in the stewardship work we do on behalf of clients. We inform clients about our engagement and voting policies and activities through direct communication and through disclosure on our website. Additionally, we make public our regional proxy voting guidelines for the benefit of clients and the companies in which we invest on their behalf. We also publish commentaries to share our perspective on market developments and emerging key themes.
At a more granular level, on a quarterly basis, we publish our vote record for each company that held a shareholder meeting during the period, showing how BIS voted on each proposal and providing our rationale for any votes against management proposals and on shareholder proposals. For shareholder meetings where a vote might be high profile or of significant

(20)
Recalling securities on loan can be impacted by the timing of record dates. In the U.S., for example, the record date of a shareholder meeting typically falls before the proxy statements are released. Accordingly, it is not practicable to evaluate a proxy statement, determine that a vote has a material impact on a fund and recall any shares on loan in advance of the record date for the annual meeting. As a result, managers must weigh independent business judgement as a fiduciary, the benefit to a fund’s shareholders of recalling loaned shares in advance of an estimated record date without knowing whether there will be a vote on matters which have a material impact on the fund (thereby forgoing potential securities lending revenue for the fund’s shareholders) or leaving shares on loan to potentially earn revenue for the fund (thereby forgoing the opportunity to vote).
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interest to clients, we may publish a vote bulletin after the meeting, disclosing and explaining our vote on key proposals. We also publish a quarterly list of all companies with which we engaged and the key topics addressed in the engagement meeting.
In this way, we help inform our clients about the work we do on their behalf in promoting the governance and business practices that support durable, long-term financial value creation by companies.
Want to know more?
blackrock.com/stewardship | contactstewardship@blackrock.com
This document is provided for information and educational purposes only. Investing involves risk, including the loss of principal.
Prepared by BlackRock, Inc.
©2024 BlackRock, Inc. All rights reserved. BLACKROCK is a trademark of BlackRock, Inc., or its subsidiaries in the United States and elsewhere. All other trademarks are those of their respective owners.
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BlackRock Investment Stewardship
Climate and Decarbonization Stewardship Guidelines
Published July 2024
BlackRock climate and decarbonization stewardship guidelines
Introduction to BlackRock Investment Stewardship
BlackRock’s clients depend on us to help them meet their varied investment goals. We consider it one of our responsibilities to be an informed, engaged shareholder on their behalf, given the business decisions that companies make have a direct impact on our clients’ long-term investment outcomes and financial well-being. BlackRock Investment Stewardship (BIS) is a dedicated function within BlackRock, which serves as a link between BlackRock’s clients and the companies we invest in on their behalf. BIS takes a long-term approach in our stewardship efforts, reflecting the investment horizons of the majority of our clients. BIS does this through:
1.
Engaging with companies in a two-way dialogue to build our understanding of a company’s practices and inform our voting decisions.
2.
Voting at shareholder meetings on management and shareholder proposals on behalf of clients who have delegated voting authority to BlackRock.
3.
Contributing to industry dialogue on stewardship to share our perspectives on matters that may impact our clients’ investments.
4.
Reporting on our activities to inform clients about our stewardship efforts on their behalf through a range of publications and direct reporting.
Stewardship for clients with investment objectives relating to the low-carbon transition
BlackRock offers a wide range of investment products and funds to support our clients’ unique and varied investment objectives, and in February 2024, BlackRock announced it would be launching a new decarbonization stewardship option for those clients who explicitly direct BlackRock to invest their assets with decarbonization investment objectives. An increasing number of clients are seeking to minimize the financial risk, and maximize the financial opportunities, associated with the transition to a low-carbon economy, and thus are interested in sustainable and transition investing, with some including decarbonization as an investment objective in their mandates with BlackRock. In Europe for example, all of our largest, strategic relationship clients have net zero commitments for their organizations, and globally a growing number have made similar commitments, which those clients believe, will shape financial opportunities in the transition to a low-carbon economy. A survey of 200 institutional investors globally, representing nearly $9tn in assets under management, indicated that 98% of them have set some kind of transition investment objective for their portfolios.
These guidelines set out BIS’ approach to voting at companies’ shareholder meetings on behalf of funds with explicit decarbonization or climate-related investment objectives, and, when appropriate, engagement with corporate leadership to support our voting on clients’ behalf. In addition, clients in separately managed accounts may instruct BlackRock to apply these guidelines to their holdings. Both in the case of funds and separately managed accounts, these guidelines are only implemented upon explicit selection and approval by the applicable fund board or client.
These guidelines should be read in conjunction with BIS’ benchmark policies and are focused on matters related to climate risks and the transition to a low-carbon economy at companies that are held by funds and clients who have selected these guidelines. These guidelines differ from the benchmark policies in that they consider, in addition to financial considerations and consistent with the investment objective of each fund or account that has selected these guidelines, the alignment of companies’ business model and strategies with the financial opportunities presented by the transition to a low-carbon economy and the more ambitious goal of the Paris Agreement, namely to limit average temperature rise to 1.5°C above pre-industrial levels.
These guidelines will apply to companies which produce goods and services that contribute to real world decarbonization or have a carbon intensive business model and face outsized impacts from the low-carbon transition, based on reported and estimated scopes 1, 2, and 3 greenhouse gas emissions. We estimate these companies represent the vast majority of the
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value chain emissions of the companies held by funds and clients that have selected these guidelines. For all other companies held by these funds and clients, BIS’ benchmark voting guidelines apply.
On other matters not related to climate risks and the transition to a low-carbon economy, BIS will apply our benchmark policies.
For clients who have not directed BlackRock to prioritize climate risks and decarbonization as an investment objective, BIS will continue to undertake our stewardship responsibilities in line with our benchmark policies, with a sole focus on advancing those clients’ long-term economic interests. This will include consideration of climate-related risks and opportunities in a company’s business model, where material to the company’s ability to deliver long-term financial returns.
Please see appendix 2, which sets out the key differences between the BIS benchmark and decarbonization policies on items related to climate risk and the transition to a low-carbon economy.
Understanding the investment implications of the transition to a low-carbon economy
Research from the BlackRock Investment Institute (BII) highlights that changing government policy, technology, and consumer and investor preferences are driving the transition to a low-carbon economy, but these forces are moving at uneven speeds across sectors and regions. For example—some technologies like renewable power are already being deployed at scale in some regions, while in other sectors and regions less cost-effective low-carbon alternatives exist. We have heard from certain clients that they see the low-carbon transition as a series of shifts over decades that will reshape production and consumption, spur significant capital investment and create risks, opportunities and a wider range of financial and competitive outcomes for companies.
For clients interested in investing in the transition to a low-carbon economy and understanding its corresponding risks and opportunities, we have developed the BlackRock Investment Institute Transition Scenario (BIITS), powered by Aladdin® technology. BIITS is a research-based, analytical forecast of how the low-carbon transition is most likely to play out based on what we know and expect today. It can help inform a top-down assessment of a company’s business risk arising from the transition. BII based its key assumptions on rigorous research, and the input of BlackRock’s portfolio managers and other experts.
For client assets with explicit investment objectives related to the transition to a low-carbon economy, BIS will draw on the insights generated by BIITS and Aladdin® Climate, as well as our own analysis and engagement, in applying these guidelines. In doing so, we will take into consideration the fact that the necessary data to assess individual companies currently has limitations, but is improving as a result of disclosure requirements in an increasing number of jurisdictions.
Decarbonization stewardship guidelines design principles
The framework of these guidelines is designed to:
•
Prioritize sectors and companies that are critical to the transition to a low-carbon economy: This includes companies which produce goods and services that contribute to real world decarbonization or have a carbon intensive business model and face outsized impacts from the low-carbon transition.
•
Apply a sectoral approach to our analysis that acknowledges the unevenness of the low-carbon transition across sectors and markets: We take into consideration the varying speeds at which sectors and markets can decarbonize based on technological feasibility, consumer demand, government policy, regulatory frameworks and other factors. Further, we recognize that these factors are uncertain and dynamic, which will require that we evolve our approach as necessary.
•
Take a long-term, pragmatic approach that favors a transition that minimizes disruption to companies and their key stakeholders: Our approach recognizes the challenges that many companies face in adapting their business models. It is premised on the views of interested clients that a transition where companies adapt and continue to deliver financial returns throughout, is a better long-term investment outcome for them, and less disruptive to a company’s other key stakeholders, than a transition that is uneven. Further, we consider the differences between the actions and outcomes over which company management has influence, and those it does not.
•
Focus on useful, contextualized disclosures that help inform investors views, while recognizing data limitations: The policy will seek disclosures that outline key milestones and dependencies underpinning the company’s low-carbon transition strategy; explain the trade-offs required to adapt the business model; and include relevant data and narrative.
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•
Be consistent with our position as a minority investor on behalf of our clients: The boards and executive leadership of companies determine a company’s strategy and its implementation. We make decisions on how to engage companies and vote proxies independently, based on our professional judgment of the priorities and outcomes most aligned with clients’ investment objectives.
Voting guidelines
Consistent with the investment objective of each fund or client that has selected these guidelines, BIS will look to companies to demonstrate the following:
Corporate Disclosures
In the context of these guidelines, we look for companies to provide sufficient corporate disclosure to allow us to determine the extent to which decarbonization and the low-carbon transition are strategic priorities. As a general point, we would expect companies that have disclosed their aim to participate in the transition to a low-carbon economy to make disclosures that help explain the strategy and governance systems they have determined most appropriate, which may include:
(1)
a low-carbon transition strategy to demonstrate their alignment with the ambition to limit global average temperature rise to 1.5°C above pre-industrial levels. This would normally mean that they have a long-term strategy to achieve net-zero greenhouse gas (GHG) emissions by 2050, with appropriate near- and medium-term milestones to assess their progress.
(2)
low-carbon transition-related reporting consistent with the standards developed by the International Sustainability Standards Board (ISSB). IFRS S1 addresses the general requirements of sustainability reporting and IFRS S2 sets out the disclosures that would provide investors with decision-useful information about a company’s most significant climate- and low-carbon transition-related risks and opportunities. As audit and assurance standards are developed, it would be helpful to investors’ confidence in such disclosures for companies to seek independent, third-party assurance.
(3)
scope 1 and scope 2, and material scope 3 GHG emissions. In addition, we look to companies to disclose their reduction targets for scope 1 and 2 emissions, science-based where possible. We welcome disclosure of targets or indicative goals, where companies have set them, for scope 3 emissions reductions, recognizing that these would be provided on a ‘best efforts’ basis given the methodological challenges these currently present for reporters. Scope 3 information, including how a company is working with its value chain to accelerate reductions in GHG intensity, provides useful insight to investors focused on investing in the low-carbon transition and understanding the impact of their investments on their decarbonization goals. However, we recognize that companies have varying ability to influence the emissions across the different parts of their value chain and it is helpful when disclosures explain the implications for the achievement of their decarbonization targets.
Transition plans
Some companies have published a transition plan that explains how the company intends to implement its low-carbon transition strategy by, as defined by the ISSB, “lay[ing] out the entity’s targets, actions or resources for its transition towards a lower-carbon economy, including actions such as reducing its greenhouse gas emissions” (see appendix 1).
We note the work being undertaken in a number of jurisdictions on establishing a common approach in a market to corporate transition plans. Given this work continues, for the near-term, BIS will not make preparation and production of transition plans a voting issue. BIS may engage companies that have chosen to publish a transition plan to understand their planned actions and resource implications in accordance with anticipated requirements.
Boards and directors
An effective and well-functioning board that has appropriate governance structures to facilitate oversight of a company's management and strategic initiatives is critical to the company’s ability to deliver on its low-carbon transition strategy.
In assessing the role and effectiveness of the board in this regard, we seek to understand whether:
•
The board has clear oversight responsibilities for climate and low-carbon transition-related risks and opportunities in the company’s business model. We consider the whole board to have responsibility for oversight of the company’s long-term strategy, including those aspects related to the transition to a low-carbon economy.
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•
Management has established a robust low-carbon transition framework and long-term strategy, with clear accountability for delivery by senior executives.
•
The capital management strategy explains how the company allocates investments to (traditional and next generation) business lines and innovation, and returns cash to shareholders, consistent with the low-carbon transition strategy.
•
The climate and low-carbon transition risks most likely to significantly impact the business are integrated into the company’s enterprise risk management processes and reporting.
•
The company has set scope 1 & 2 GHG emissions reduction targets, science-based and independently verified where possible, against a baseline, that are consistent with the ambition to limit average temperature rise to no more than 1.5°C above pre-industrial levels.
•
There is a clear link between the company’s scope 1 & 2 GHG emissions reduction targets over time and its long-term low-carbon transition strategy.
•
The company is monitoring its material scope 3 emissions and disclosing these where it is confident in the data. Given forthcoming regulatory requirements in certain jurisdictions, some companies are voluntarily disclosing scope 3 emissions reductions targets and plans, setting out how they are working on decarbonization with the different constituents in their value chain.
•
The board oversees, and management has a formalized approach to, the company’s lobbying activities, including trade association memberships. Policy engagement should be consistent with a company’s stated strategic policy objectives, including those related to the low-carbon transition.
Voting against directors over concerns about climate risk
In implementing these guidelines, BIS will generally support non-executive directors standing for election where, in BIS’ assessment based on company disclosures and engagement, a company is executing on its commitment to align with the transition to a low-carbon economy, as defined above. Where BIS determines this is not the case, we may vote against the election of one or more directors who have responsibility for the issue. The directors most likely to be in focus are the chair of the board sub-committee with low-carbon transition, climate or sustainability risk oversight responsibilities, other members of the relevant committee, the lead independent director or the non-executive chair of the board. In certain markets, we may withhold support for the discharge of the supervisory board or equivalent.
Where we have not supported director elections over climate concerns in a prior year, and the company has not subsequently made progress towards aligning with the transition to a low-carbon economy, we may escalate by voting against the re-election of additional responsible directors to signal our heightened concerns.
Management proposals to approve a climate strategy or progress report
In certain markets, company management may submit proposals asking shareholders to approve their climate action plans or progress reports, sometimes known as “Say on Climate.” BIS will generally support management’s climate strategy proposal if, in our assessment based on these guidelines, the strategy is aligned with the low-carbon transition. Similarly, we will generally support management’s proposal on a progress report if the company has clearly explained its progress against, and any deviations from or changes to, its stated transition plan and targets.
Shareholder proposals on climate and low-carbon transition matters
Shareholder proposals on a company’s approach to the low-carbon transition or climate risk will be considered on their merit. Our assessment will take into consideration the implications for, and the relevance to, the company’s stated low-carbon transition strategy and targets. We may support shareholder proposals that, for example, ask a company to:
•
Publish a business plan, and related disclosures, consistent with the ambition to limit average temperature rise to no more than 1.5°C above pre-industrial levels
•
Align their scope 1 and 2 GHG emissions reduction targets to, and/or discuss how their targets align with, a long-term goal of the company achieving net zero GHG emissions by 2050
•
Disclose the categories of scope 3 GHG emissions most material to a company’s business model
•
Improve disclosures on how a company’s climate-related lobbying (including trade association memberships and other indirect lobbying) is aligned with its strategic policy positions.
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We would not support shareholder proposals that seek to constrain board or management decision-making or direct specific business or strategic decisions. This includes proposals that seek to change a company’s articles of association or charter to require commitments or actions related to climate risk or the low-carbon transition.
Related matters
There are other business items not covered above that may be put to a shareholder vote that could address matters relevant to the transition to a low-carbon economy. Under these guidelines, BIS is most likely to engage, where appropriate, if we seek to enhance our understanding of a company’s approach. Generally, our voting on these matters would be covered by BIS’ benchmark guidelines.
Executive compensation
We look to company boards to put in place a compensation structure that incentivizes and rewards executives appropriately. Some companies, in light of their long-term strategy, may decide to include relevant GHG emissions reduction targets or low-carbon transition-related metrics in their incentive plans. In such cases, BIS would engage to understand the alignment between those metrics and the company’s stated climate strategy.
Auditors and audit-related issues
For companies with material climate or transition risks or opportunities in their business models, BIS is interested to understand whether the company considers and, if relevant, quantifies, and accounts for material climate-related risks in its financial statements, including if the company explains such risks within the context of its audit report. We note that work is being undertaken to develop audit and assurance standards in relation to climate and transition reporting, which may impact the future reporting requirements of companies. We note that assurance of corporate disclosures related to climate risk and the transition to a low-carbon economy is still nascent.
Mergers, acquisitions, asset sales, and other special situations
Special situations will be considered on their financial merits, but BIS may engage on climate-related factors under these guidelines where a transaction may significantly alter a company’s climate strategy or a shareholder activist has proposed governance, strategic or operational changes that may impact its climate strategy. BIS does not promote changes in corporate control, nor does it invoke formal governance mechanisms that rise to the level of shareholder activism.
Other business relevant sustainability-related risks and opportunities
Climate risk and the transition to a low-carbon economy are interconnected with a number of other sustainability-related risks and opportunities that may be relevant to a company’s business model and long-term performance. These include a company’s impacts or dependencies on natural capital and key stakeholders. In the context of these guidelines, we may engage companies to better understand how they are managing the impact on people (e.g., employees, suppliers, customers and communities) of any strategic or operational changes they are making in relation to their transition to a low-carbon economy. Similarly, we may engage companies that face risks and opportunities related to land use and deforestation, access to fresh water, or the ability to secure scarce resources critical to the transition to a low-carbon economy.
Appendix 1
Terminology
We understand the key concepts referred to within these guidelines as follows:
Climate risk: Includes physical risk, the increased risk to companies’ assets and activities caused by the direct impact of changing weather patterns and natural catastrophes, and transition risk, the impact of the transition to a low-carbon economy on a company’s long-term profitability.
Transition to a low-carbon economy (“low-carbon transition”): The global economic shift toward lower emissions across many sectors and business models. The economic transformation is being driven by changes in government policy, technology, and consumer and investor preferences, as well as the physical effects of climate change (e.g., extreme weather), and can potentially have a material impact on clients’ investments and portfolios.
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Decarbonization: the process of reducing or eliminating emissions of carbon dioxide (CO2) from human activity and removing carbon currently in the atmosphere. This can be carried out by countries, companies and even individual consumers. Sometimes the concept is understood to include the reduction and elimination of other GHG, e.g., methane.
Climate-related risks and opportunities: The investment opportunities and risks associated with the transition to a low-carbon economy, including transition risks and opportunities and physical risks and opportunities in adapting to physical climate change.
Climate-related transition plan: “An aspect of an entity’s overall strategy that lays out the entity’s targets, actions or resources for its transition towards a lower-carbon economy, including actions such as reducing its greenhouse gas emissions.”
Science-based GHG emissions reduction targets: Targets that “…are in line with what the latest climate science deems necessary to meet the goals of the Paris Agreement – limiting global warming to 1.5°C above pre-industrial levels. Science-based targets give companies a clearly defined path to reduce greenhouse gas emissions in line with limiting global warming to 1.5°C. They define how much and how quickly a business must reduce its emissions to be in line with the Paris Agreement goals.”
Appendix 2
Comparison of key differences between how the BIS benchmark considers climate-related risks, where appropriate, and the decarbonization guidelines
	BIS Benchmark Policy	Decarbonization Policy
Key concepts
Focuses on financial performance and
engages companies on climate and
transition topics when material to their
business Prioritizes the disclosure of how a
company is managing material climate and
transition-related risks and opportunities

Considers both financial performance and
decarbonization objectives consistent with
funds' and clients' investment objectives
Assesses the alignment of a company's
business model with the ambition to limit
global average temperature rise to 1.5°C
above pre-industrial levels

Prioritized companies for climate-related engagement	Largest Scope 1 and 2 GHG emitters	Largest total value chain GHG emitters (Scope 1, 2, & 3)
Emissions reporting	Seeks reporting of Scope 1 & 2	Seeks reporting of Scope 1, 2 and material 3
Emissions targets & decarbonization efforts	Seeks the disclosure of Scope 1 & 2 targets	Seeks Scope 1 & 2 targets and assesses decarbonization efforts
Temperature & scenario alignment / pathways	Seeks disclosure from companies that identifies and discusses the most plausible decarbonization pathway	Assesses temperature and scenario alignment/pathways to 1.5°C degrees
Science-based targets commitments & verifications	Engagement topic but not vote escalation criteria	Seeks science-based targets and verifications where possible; may take voting action where absent
Company’s role in the transition	Engagement topic but not vote escalation criteria	Assesses activities benefitting from and/or contributing to the transition to a low- carbon economy
Shareholder proposals	Case-by-case approach with focus on implications for long-term financial value creation No support for shareholder proposals that seek to direct management strategy	Case-by-case approach with further consideration given to decarbonization objectives in addition to financial performance No support for shareholder proposals that seek to direct management strategy
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Want to know more?
blackrock.com/stewardship | contactstewardship@blackrock.com
This document is provided for information and educational purposes only. Investing involves risk, including the loss of principal.
Prepared by BlackRock, Inc.
©2024 BlackRock, Inc. All rights reserved. BLACKROCK is a trademark of BlackRock, Inc., or its subsidiaries in the United States and elsewhere. All other trademarks are those of their respective owners.
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Appendix B – Description of Fixed-Income Ratings
A rating is generally assigned to a fixed-income security at the time of issuance by a credit rating agency designated as a NRSRO by the SEC. While NRSROs may from time to time revise such ratings, they undertake no obligation to do so, and the ratings given to securities at issuance do not necessarily represent ratings which would be given to these securities on a particular subsequent date.
NRSROs may rate specific investments (e.g., bonds), issuers (e.g., corporations, governments and financial institutions) and/or programs (e.g., commercial paper programs). However, certain types of investments may not be rated by NRSROs, such as certain government/sovereign obligations, US agency securities, commercial paper, time deposits at financial institutions, and derivative instruments such as credit default swaps. For these types of investments, as well as US Treasury securities (some of which are not rated), where a NRSRO has not rated the specific investment but has rated the investment’s issuer, program, financial institution or underlying reference asset, BFA may consider the investment to have the same NRSRO rating as its issuer, program, financial institution or underlying reference asset, as applicable. In the case of municipal securities, where one NRSRO provides multiple ratings for the same security (e.g., “underlying,” “insured” and/or “enhanced” ratings), BFA may consider the security to have the highest of the multiple ratings.
New issue securities (regardless of type) may not be rated by a NRSRO at the time of their initial offering. Preliminary prospectuses or term sheets for new issue securities may include an expected rating for the security (as determined by the underwriter and/or issuer) or a NRSRO rating for the issuer of the security. If applicable, when deciding whether to purchase a new issue security that has not yet been rated by a NRSRO, BFA may attribute an expected rating to the security based on: (i) the expected rating of the security set forth in the preliminary prospectus or term sheet for the security; (ii) the NRSRO’s rating for the issuer of the security set forth in the preliminary prospectus or term sheet for the security; or (iii) with respect to asset-backed securities, the rating of a prior issuance having a similar structure or the same sponsor.
Where the investment objective of a Fund is to track the performance of an index that includes credit ratings eligibility criteria as part of its index methodology, a Fund may purchase any security within the index, such security having been determined by the index provider as meeting its credit ratings eligibility criteria. The credit ratings practices of an index provider may differ from BlackRock’s practices, as described above. Further, a Fund may invest, directly or indirectly, in securities that are not rated by a rating agency or securities with a credit rating that differs from the credit rating specified in its index methodology in various circumstances, including where a security is downgraded but not yet removed from an index, following the removal of a security from an index prior to its sale by the Fund or as a result of a corporate action or restructuring affecting an issuer of a security held by a Fund.
Fixed-income securities which are unrated may expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. Evaluation of these securities is dependent on the investment adviser’s judgment, analysis and experience in the evaluation of such securities.
Investors should note that the assignment of a rating to a security by an NRSRO may not reflect the effect of recent developments on the issuer’s ability to make interest and principal payments or on the likelihood of default.
Securities deemed to be high yield are rated below Baa3 by Moody’s and below BBB- by S&P Global Ratings and Fitch.
The descriptions below relate to general long-term and short-term obligations of an issuer.
Moody’s Ratings
Long-Term Obligations
Aaa: Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A: Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.
Baa: Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
B-1

Ba: Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B: Obligations rated B are considered speculative and are subject to high credit risk.
Caa: Obligations rated Caa are judged to be speculative, of poor standing and are subject to very high credit risk.
Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C: Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody's appends numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
Absence of Rating: Where no rating has been assigned or where a rating has been withdrawn, it may be for reasons unrelated to the creditworthiness of the issue.
Should no rating be assigned, the reason may be one of the following:
1. An application was not received or accepted.
2. The issue or issuer belongs to a group of securities or entities that are not rated as a matter of policy.
3. There is a lack of essential data pertaining to the issue or issuer.
4. The issue was privately placed, in which case the rating is not published in Moody’s publications.
Withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.
Short-Term Obligations
Moody’s short-term debt ratings are opinions of the ability of issuers to honor short-term financial obligations, generally with an original maturity not exceeding thirteen months.
Moody's employs the following designations to indicate the relative repayment ability of rated issuers:
P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
US Municipal Short-Term Debt Obligations
There are three rating categories for short-term municipal obligations that are considered investment-grade and are designated as Municipal Investment Grade (MIG). In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.
MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
B-2

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
S&P Global Ratings
Long-Term Obligations
AAA: An obligation rated AAA has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA: An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment is very strong.
A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
BB; B; CCC; CC; and C: Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC: An obligation rated CC is currently highly vulnerable to nonpayment. The CC rating is used when a default has not yet occurred, but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.
C: An obligation rated C is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.
D: An obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to D if it is subject to a distressed exchange offer.
NR: NR indicates no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P Global Ratings does not rate a particular obligation as a matter of policy.
Note: The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
Short-Term Obligations
B-3

A-1: A short-term obligation rated A-1 is rated in the highest category by S&P Global Ratings. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.
A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.
A-3: A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
B: A short-term obligation rated B is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.
C: A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
D: A short-term obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to D if it is subject to a distressed exchange offer.
Municipal Short-Term Obligations
An S&P U.S. municipal note rating reflects S&P Global Ratings opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating.
SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3: Speculative capacity to pay principal and interest.
Fitch Ratings
Long-Term Obligations
AAA: Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA: Very high credit quality. AA ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A: High credit quality. A ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB: Good credit quality. BBB ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.
B-4

BB: Speculative. BB ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.
B: Highly speculative. B ratings indicate that material credit risk is present.
CCC: Substantial credit risk. CCC ratings indicate that substantial credit risk is present.
CC: Very high levels of credit risk. CC ratings indicate very high levels of credit risk.
C: Exceptionally high levels of credit risk. C indicates exceptionally high levels of credit risk.
Defaulted obligations typically are not assigned RD or D ratings, but are instead rated in the B to C rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.
Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA obligation rating category, or to corporate finance obligation ratings in the categories below CCC.
The subscript 'emr' is appended to a rating to denote embedded market risk which is beyond the scope of the rating. The designation is intended to make clear that the rating solely addresses the counterparty risk of the issuing bank. It is not meant to indicate any limitation in the analysis of the counterparty risk, which in all other respects follows published Fitch criteria for analyzing the issuing financial institution. Fitch does not rate these instruments where the principal is to any degree subject to market risk.
Short-Term Obligations (Corporate and Public Finance)
A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.
F1: Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2: Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.
F3: Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.
B: Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
C: High short-term default risk. Default is a real possibility.
RD: Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.
D: Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.
Dominion Bond Rating Service Limited
Long-Term Obligations
AAA: Highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.
AA: Superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from AAA only to a small degree. Unlikely to be significantly vulnerable to future events.
B-5

A: Good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than AA. May be vulnerable to future events, but qualifying negative factors are considered manageable.
BBB: Adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.
BB: Speculative, non investment-grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.
B: Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.
CCC / CC / C: Very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although CC and C ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the CCC to B range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the C category.
D: When the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to D may occur.
Note: All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”. The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category.
Commercial Paper and Short-Term Debt
R-1 (high): Highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.
R-1 (middle): Superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from R-1 (high) by a relatively modest degree. Unlikely to be significantly vulnerable to future events.
R-1 (low): Good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.
R-2 (high): Upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.
R-2 (middle): Adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.
R-2 (low): Lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer's ability to meet such obligations.
R-3: Lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.
R-4: Speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.
R-5: Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.
D: When the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to D may occur.
IS-SAI-DATE-1125
B-6

iShares® Trust
Statement of Additional Information
Dated November 28, 2025
This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the current prospectus (the “Prospectus”) for the following series of iShares Trust (the “Trust”):

Fund	Ticker	Listing Exchange
iShares Core MSCI Europe ETF (the “Fund”)	IEUR	NYSE Arca
The Prospectus for the Fund is dated November 28, 2025, as amended and supplemented from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. The Financial Statements and Notes contained in the Annual Report or Semi-Annual Report of the Trust for the Fund are incorporated by reference into and are deemed to be part of this SAI. A copy of the Prospectus, Annual Report and Semi-Annual Report may be obtained without charge by writing to the Trust’s distributor, BlackRock Investments, LLC (the “Distributor” or “BRIL”), 1 University Square Drive, Princeton, NJ 08540, calling 1-800-iShares (1-800-474-2737) or visiting www.iShares.com. The Fund's Prospectus is incorporated by reference into this SAI.
References to the Investment Company Act of 1940, as amended (the “Investment Company Act” or the “1940 Act”), or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the Securities and Exchange Commission (the “SEC”), SEC staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no action or other relief or permission from the SEC, SEC staff or other authority.
iShares® and BlackRock® are registered trademarks of BlackRock Fund Advisors and its affiliates.

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General Description of the Trust and the Fund
The Trust currently consists of more than 355 investment series or portfolios. The Trust was organized as a Delaware statutory trust on December 16, 1999 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company registered with the SEC under the 1940 Act. The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “1933 Act”). This SAI relates solely to the Fund.
The Fund is managed by BlackRock Fund Advisors (“BFA”), an indirect majority-owned subsidiary of BlackRock, Inc., and generally seeks to track the investment results of the specific benchmark index identified in the Fund's Prospectus (the “Underlying Index”).
The Fund offers and issues shares at their net asset value per share (“NAV”) only in aggregations of a specified number of shares (each, a “Creation Unit”), generally in exchange for a designated portfolio of securities, assets or other positions (including any portion of such securities for which cash may be substituted) included in its Underlying Index (the “Deposit Securities” or “Creation Basket”), together with the deposit of a specified cash payment (the “Cash Component”). Shares of the Fund are listed and trade on NYSE Arca, Inc. (the “Listing Exchange”), a national securities exchange. Shares of the Fund are traded in the secondary market and elsewhere at market prices that may be at, above or below the Fund's NAV. Shares are redeemable only in Creation Units by Authorized Participants (as defined in the Creation and Redemption of Creation Units-Role of the Authorized Participant section of this SAI) and, generally, in exchange for portfolio securities and a Cash Amount (as defined in the Creation and Redemption of Creation Units-Redemption of Creation Units section of this SAI). Creation Units typically are a specified number of shares, generally 100,000 or multiples thereof.
The Trust reserves the right to permit or require that creations and redemptions of shares are effected fully or partially in cash and reserves the right to permit or require the substitution of Deposit Securities in lieu of cash. Shares may be issued in advance of receipt of Deposit Securities, subject to various conditions, including a requirement that the Authorized Participant (as defined in the Portfolio Holding Information section of this SAI) maintain collateral with the Trust as set forth in the handbook for Authorized Participants. The Trust may use such collateral at any time to purchase Deposit Securities. See the Creation and Redemption of Creation Units section of this SAI. Transaction fees and other costs associated with creations or redemptions that include a cash portion may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.
Exchange Listing and Trading
A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the Shareholder Information section of the Fund's Prospectus. The discussion below supplements, and should be read in conjunction with, that section of the Prospectus.
Shares of the Fund are listed for trading, and trade throughout the day, on the Listing Exchange and in other secondary markets. Shares of the Fund may also be listed on certain non-U.S. exchanges. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of shares of the Fund will continue to be met. The Listing Exchange may, but is not required to, remove the shares of the Fund from listing if, among other things: (i) following the initial 12-month period beginning upon the commencement of trading of Fund shares, there are fewer than 50 record and/or beneficial owners of shares of the Fund; (ii) the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the Investment Company Act; (iii) any of the other listing requirements are not continuously maintained; or (iv) any event shall occur or condition shall exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. The Listing Exchange will also remove shares of the Fund from listing and trading upon termination of the Fund.
As in the case of other publicly-traded securities, when you buy or sell shares of the Fund through a broker, you may incur a brokerage commission determined by that broker, as well as other charges.
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The Trust reserves the right to adjust the share price of the Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund or an investor's equity interest in the Fund.
Investment Strategies and Risks of the Fund
The Fund seeks to achieve its objective by investing primarily in securities issued by issuers that compose its Underlying Index and in investments that provide substantially similar exposure to securities in the Underlying Index. The Fund operates as an index fund and is not actively managed. Adverse performance of a security in the Fund’s portfolio will ordinarily not result in the elimination of the security from the Fund’s portfolio.
The Fund engages in representative sampling, which is investing in a sample of securities selected by BFA to have a collective investment profile similar to that of the Fund's Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the Fund’s Underlying Index. A fund that uses representative sampling generally does not hold all of the securities that are in its underlying index.
Although the Fund does not seek leveraged returns, certain instruments used by the Fund may have a leveraging effect as described below.
Borrowing.  The Fund may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.
The purchase of securities while borrowings are outstanding may have the effect of leveraging the Fund. The incurrence of leverage increases the Fund’s exposure to risk, and borrowed funds are subject to interest costs that will reduce net income. Purchasing securities while borrowings are outstanding creates special risks, such as the potential for greater volatility in the NAV of Fund shares and in the yield on the Fund’s portfolio. In addition, the interest expenses from borrowings may exceed the income generated by the Fund’s portfolio and, therefore, the amount available (if any) for distribution to shareholders as dividends may be reduced. BFA may determine to maintain outstanding borrowings if it expects that the benefits to the Fund’s shareholders will outweigh the current reduced return.
Certain types of borrowings by the Fund must be made from a bank or may result in the Fund being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is not anticipated that observance of such covenants would impede BFA’s management of the Fund’s portfolio in accordance with the Fund’s investment objectives and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require the Fund to dispose of portfolio investments at a time when it may be disadvantageous to do so.
Currency Transactions.  A currency forward contract is an over-the-counter (“OTC”) obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days greater than two days from the date on which the contract is agreed upon by the parties, at a price set at the time of the contract. A non-deliverable currency forward is an OTC currency forward settled in a specified currency, on a specified date, based on the difference between the agreed-upon exchange rate and the market exchange rate. A currency futures contract is a contract that trades on an organized futures exchange involving an obligation to deliver or acquire a specified amount of a specific currency, at a specified price and at a specified future time. Currency futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency. The Fund does not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Fund's assets that are denominated in a non-U.S. currency. The Fund may enter into non-U.S. currency forward and non-U.S. currency futures transactions to facilitate local securities settlements or to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes.
Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected may be highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, counterparty risk, maturity gap, interest rate risk, and potential interference
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by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in non-U.S. currency. If BFA utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of the Fund's return with the performance of the Underlying Index and may lower the Fund’s return. The Fund could experience losses if the value of its currency forwards, options or futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market or otherwise. In addition, the Fund could incur transaction costs, including trading commissions, in connection with certain non-U.S. currency transactions.
Diversification Status.  The Fund is classified as a diversified fund under the 1940 Act. This means that the Fund may not purchase securities of an issuer (other than (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and (ii) securities of other investment companies) if, with respect to 75% of its total assets, (a) more than 5% of the Fund’s total assets would be invested in securities of that issuer or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer. With respect to the remaining 25% of its total assets, the Fund may invest more than 5% of its assets in one issuer. Under the 1940 Act, the Fund cannot change its classification from diversified to non-diversified without shareholder approval.
The Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a regulated investment company (“RIC”) for purposes of the U.S. Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and to relieve the Fund of any liability for U.S. federal income tax to the extent that its earnings are distributed to shareholders, provided that the Fund satisfies a minimum distribution requirement. Compliance with the diversification requirements of the Internal Revenue Code may limit the investment flexibility of the Fund and may make it less likely that the Fund will meet its investment objective.
Futures, Options on Futures and Securities Options.  Futures contracts, options on futures and securities options may be used by the Fund to simulate investment in its Underlying Index, to facilitate trading or to reduce transaction costs. The Fund may enter into futures contracts and options on futures that are traded on a U.S. or non-U.S. futures exchange. The Fund will not use futures, options on futures or securities options for speculative purposes. The Fund intends to use futures and options on futures in accordance with Rule 4.5 of the Commodity Futures Trading Commission (the “CFTC”) promulgated under the Commodity Exchange Act (“CEA”). BFA, with respect to the Fund, has claimed an exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 so that BFA, with respect to the Fund, is not subject to registration or regulation as a commodity pool operator under the CEA. See the Regulation Regarding Derivatives section of this SAI for more information.
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on investments that reflect the market value of common stock of the firms included in the investments. The Fund may enter into futures contracts to purchase securities indexes when BFA anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Upon entering into a futures contract, the Fund will be required to deposit with the broker an amount of cash or cash equivalents known as “initial margin,” which is similar to a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract if all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” will be made to and from the broker daily as the price of the instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract. An option on a futures contract, as contrasted with a direct investment in such a contract, gives the purchaser the right, but no obligation, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract.
The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of the Fund. The potential for loss related to writing call options is unlimited. The
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potential for loss related to writing put options is limited to the agreed-upon price per share, also known as the “strike price,” less the premium received from writing the put. The Fund may purchase and write put and call options on futures contracts that are traded on an exchange as a hedge against changes in value of its portfolio securities or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.
Securities options may be used by the Fund to obtain access to securities in the Underlying Index or to dispose of securities in the Underlying Index at favorable prices, to invest cash in a securities index that offers similar exposure to that provided by the Underlying Index or otherwise to achieve the Fund’s objective of tracking the Underlying Index. A call option gives a holder the right to purchase a specific security at a specified price (“exercise price”) within a specified period of time. A put option gives a holder the right to sell a specific security at an exercise price within a specified period of time. The initial purchaser of a call option pays the “writer” a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. The Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. The Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase. The Fund may purchase or sell securities options on a U.S. or non-U.S. securities exchange or in the OTC market through a transaction with a dealer. Options on a securities index are typically settled on a net basis based on the appreciation or depreciation of the index level over the strike price. Options on single name securities may be cash- or physically-settled, depending upon the market in which they are traded. Options may be structured so as to be exercisable only on certain dates or on a daily basis. Options may also be structured to have conditions to exercise (i.e., “Knock-in Events”) or conditions that trigger termination (i.e., “Knock-out Events”).
Lending Portfolio Securities.  The Fund may lend portfolio securities to certain borrowers that BFA determines to be creditworthy, including borrowers affiliated with BFA. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. No securities loan shall be made on behalf of the Fund if, as a result, the aggregate value of all securities loans of the Fund exceeds one-third of the value of the Fund's total assets (including the value of the collateral received). The Fund may terminate a loan at any time and obtain the return of the securities loaned. The Fund receives, by way of substitute payment, the value of any interest or cash or non-cash distributions paid on the loaned securities that it would have otherwise received if the securities were not on loan.
With respect to loans that are collateralized by cash, the borrower may be entitled to receive a fee based on the amount of cash collateral. The Fund is compensated by any positive difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral received by the Fund for such loans, and uninvested cash, may be reinvested in certain short-term instruments either directly on behalf of the Fund or through one or more joint accounts or money market funds, including those affiliated with BFA; such investments are subject to investment risk.
The Fund conducts its securities lending pursuant to an exemptive order from the SEC permitting it to lend portfolio securities to borrowers affiliated with the Fund and to retain an affiliate of the Fund to act as securities lending agent. To the extent that the Fund engages in securities lending, BlackRock Institutional Trust Company, N.A. (“BTC”) acts as securities lending agent for the Fund, subject to the overall supervision of BFA. BTC administers the lending program in accordance with guidelines approved by the Trust's Board of Trustees (the “Board,” the trustees of which are the “Trustees”). JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as custodian for the Fund in connection with certain securities lending activities.
Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund has agreed to pay a borrower), foreign exchange risk (i.e., the risk of a shortfall at default when a cash collateral investment is denominated in a currency other than the currency of the assets being loaned due to movements in foreign exchange rates), and credit, legal, counterparty and market risks (including the risk that market events, including but not limited to corporate actions, could lead the Fund to lend securities that are trading at a premium due to increased demand, or to recall loaned securities or to lend less or not at all, which could lead to reduced securities lending revenue). If the Fund were to lend out securities that are subject to a corporate action and commit to the borrower a particular election as determined by the Fund's investment adviser, the benefit the Fund would receive in respect of committing to such election may or may not be less than the benefit the Fund would have received from making a different
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election in such corporate action. If a securities lending counterparty were to default, the Fund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return the Fund’s securities as agreed, the Fund’s ability to participate in a corporate action event may be impacted, or the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This latter event could trigger adverse tax consequences for the Fund. The Fund could lose money if its short-term investment of the collateral declines in value over the period of the loan. Substitute payments received by the Fund representing dividends paid on securities loaned out by the Fund will not be considered qualified dividend income. BTC will take into account the tax effects on shareholders caused by this difference in connection with the Fund’s securities lending program. Substitute payments received on tax-exempt securities loaned out will not be tax-exempt income. There could also be changes in the status of issuers under applicable laws and regulations, including tax regulations, that may impact the regulatory or tax treatment of loaned securities and could, for example, result in a delay in the payment of dividend equivalent payments owed to the Fund (as permitted by applicable law).
Regulations adopted by global prudential regulators require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many securities lending agreements, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such agreements, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these requirements, as well as potential additional government regulation and other developments in the market, could adversely affect the Fund’s ability to terminate existing securities lending agreements or to realize amounts to be received under such agreements. Prudential regulation may also favor lenders that can provide additional protections, such as liens that are exercisable in connection with a lender default, to borrowers. The Fund may provide additional protections to borrowers, where permitted, pursuant to the Fund’s investment policies and if BFA believes doing so is in the best interest of the Fund.
Liquidity Risk Management.  Rule 22e-4 under the Investment Company Act (the “Liquidity Rule”) requires open-end funds, including exchange-traded funds (“ETFs”) such as the Fund, to establish a liquidity risk management program (the “Liquidity Program”) and enhance disclosures regarding fund liquidity. As required by the Liquidity Rule, the Fund has implemented a Liquidity Program, and the Board, including a majority of the Independent Trustees of the Trust, has appointed BFA as the administrator of the Liquidity Program. Under the Liquidity Program, BFA assesses, manages, and periodically reviews the Fund’s liquidity risk and classifies each investment held by the Fund as a “highly liquid investment,” “moderately liquid investment,” “less liquid investment” or “illiquid investment.” The Liquidity Rule defines “liquidity risk” as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interest in the Fund. The liquidity of the Fund's portfolio investments is determined based on relevant market, trading and investment-specific considerations under the Liquidity Program. There are exclusions from certain portions of the liquidity risk management program requirements for “in-kind” ETFs, as defined in the Liquidity Rule. To the extent that an investment is deemed to be an illiquid investment or a less liquid investment, the Fund can expect to be exposed to greater liquidity risk.
Non-U.S. Securities.  The Fund intends to purchase publicly traded common stocks of non-U.S. issuers. To the extent the Fund invests in stocks of non-U.S. issuers, the Fund's investment in such stocks may be in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) (collectively, “depositary receipts”). Depositary receipts are receipts, typically issued by a bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Depositary receipts may not necessarily be denominated in the same currency as their underlying securities. ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a non-U.S. issuer. EDRs, which are sometimes referred to as continental depositary receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depositary receipts structured like global debt issues to facilitate trading on an international basis. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets, and EDRs, issued in bearer form, are designed for use in European securities markets. GDRs are tradable both in the U.S. and in Europe and are designed for use throughout the world.
Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition to investment risks associated with the underlying issuer, depositary receipts expose the Fund to additional risks associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and liquidity risk. Unsponsored programs, which are not sanctioned by the issuer of the underlying common stock,
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generally expose investors to greater risks than sponsored programs and do not provide holders with many of the shareholder benefits that come from investing in a sponsored depositary receipts.
Investing in the securities of non-U.S. issuers involves special risks and considerations not typically associated with investing in U.S. issuers. These include differences in accounting, auditing and financial reporting standards; the possibility of expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; political instability, which could affect U.S. investments in non-U.S. countries; and potential restrictions on the flow of international capital. Non-U.S. issuers may be subject to less governmental regulation than U.S. issuers. Moreover, individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.
Regulation Regarding Derivatives.  The CFTC subjects advisers to registered investment companies to regulation by the CFTC if a fund that is advised by the adviser either (i) invests, directly or indirectly, more than a prescribed level of its liquidation value in CFTC-regulated futures, options and swaps (“CFTC Derivatives”) or (ii) markets itself as providing investment exposure to such instruments. The CFTC also subjects advisers to registered investment companies to regulation by the CFTC if the registered investment company invests in one or more commodity pools. To the extent the Fund uses CFTC Derivatives, it intends to do so below such prescribed levels and intends not to market itself as a “commodity pool” or a vehicle for trading such instruments.
BFA has claimed an exclusion from the definition of the term “commodity pool operator” under the CEA pursuant to Rule 4.5 under the CEA with respect to the Fund. BFA is not, therefore, subject to registration or regulation as a “commodity pool operator” under the CEA with respect to the Fund.
The Fund (the “No-Action Letter Fund”) may also have investments in “underlying funds” (and such underlying funds themselves may invest in underlying funds) not advised by BFA (the term “underlying fund” for purposes of the no-action letter referenced below may include, but is not limited to, certain securitized vehicles, mortgage or international real estate investment trusts (“REITs”), business development companies, and investment companies that may invest in CFTC Derivatives or in any of the foregoing), and therefore may be viewed by the CFTC as commodity pools. BFA may not have transparency into the holdings of these underlying funds because they are not advised by BFA. To address this issue of lack of transparency, the CFTC staff issued a no-action letter on November 29, 2012 permitting the adviser of a fund that invests in such underlying funds and that would otherwise have filed a claim of exclusion pursuant to CFTC Rule 4.5 to delay registration as a “commodity pool operator” until six months from the date on which the CFTC issues additional guidance on the treatment of CFTC Derivatives held by underlying funds. BFA, the adviser of the No-Action Letter Fund, has filed a claim with the CFTC for such fund to rely on this no-action relief. Accordingly, BFA is not currently subject to registration or regulation as a “commodity pool operator” under the CEA in respect of such fund.
Derivative contracts, including, without limitation, swaps, currency forwards, and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the U.S. and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Swaps, non-deliverable forwards and certain other derivatives traded in the OTC market are subject to variation margin and initial margin requirements. Implementation of the margining and other provisions of the Dodd-Frank Act regarding clearing, mandatory trading, reporting and documentation of swaps and other derivatives have impacted and may continue to impact the costs to the Fund of trading these instruments and, as a result, may affect returns to investors in the Fund.
Rule 18f-4 under the Investment Company Act permits a Fund to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the Investment Company Act. Section 18 of the Investment Company Act, among other things, prohibits open-end funds, including the Funds, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”).
Under Rule 18f-4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which a Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, and borrowed bonds), if a Fund elects to treat these transactions as Derivatives Transactions
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under Rule 18f-4; and (4) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and non-standard settlement cycle securities, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”).
Unless a Fund is relying on the Limited Derivatives User Exception (as defined below), the Fund must comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires a Fund to adopt and implement a comprehensive written derivatives risk management program (“DRMP”) and comply with a relative or absolute limit on Fund leverage risk calculated based on value-at-risk (“VaR”). The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board, including a majority of Independent Directors/Trustees, and periodically reviews the DRMP and reports to the Board.
Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if a Fund's “derivatives exposure” (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”).
Repurchase Agreements.  A repurchase agreement is an instrument under which the purchaser (i.e., the Fund) acquires a security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price, and, in the event of a default by the seller, the Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.
In any repurchase transaction, the collateral for a repurchase agreement may include: (i) cash items; (ii) obligations issued by the U.S. government or its agencies or instrumentalities; or (iii) obligations that, at the time the repurchase agreement is entered into, are determined to (A) have exceptionally strong capacity to meet their financial obligations and (B) are sufficiently liquid such that they can be sold at approximately their carrying value in the ordinary course of business within seven days.
Repurchase agreements pose certain risks for the Fund, should it decide to utilize them. Such risks are not unique to the Fund, but are inherent in repurchase agreements. The Fund seeks to minimize such risks, but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated. Lower quality collateral and collateral with a longer maturity may be subject to greater price fluctuations than higher quality collateral and collateral with a shorter maturity. If the repurchase agreement counterparty were to default, lower quality collateral may be more difficult to liquidate than higher quality collateral. Should the counterparty default and the amount of collateral not be sufficient to cover the counterparty’s repurchase obligation, the Fund would likely retain the status of an unsecured creditor of the counterparty (i.e., the position the Fund would normally be in if it were to hold, pursuant to its investment policies, other unsecured debt securities of the defaulting counterparty) with respect to the amount of the shortfall. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction.
Reverse Repurchase Agreements.  Reverse repurchase agreements involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Generally, the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are advantageous only if the Fund has an opportunity to earn a rate of interest on the cash derived from these transactions that is greater than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and the Fund intends to use the reverse repurchase technique only when BFA believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any increase or decrease in the value of the Fund’s assets. The use of reverse repurchase agreements is a form of leverage, and the proceeds obtained by the Fund through reverse repurchase agreements may be invested in additional securities.
Rule 18f-4 under the Investment Company Act permits the Fund to enter into reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, borrowed bonds) notwithstanding the limitation on the issuance of senior securities in Section 18 of the Investment Company Act, provided that the Fund either (i)
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complies with the 300% asset coverage ratio with respect to such transactions and any other borrowings in the aggregate, or (ii) treats such transactions as Derivatives Transactions under Rule 18f-4. (See “Regulation Regarding Derivatives” above.)
Securities of Investment Companies.  The Fund may invest in the securities of other investment companies (including money market funds) to the extent permitted by law. Pursuant to the 1940 Act, the Fund’s investment in registered investment companies is generally limited to, subject to certain exceptions: (i) 3% of the total outstanding voting stock of any one investment company; (ii) 5% of the Fund’s total assets with respect to any one investment company; and (iii) 10% of the Fund’s total assets with respect to investment companies in the aggregate. Other investment companies in which the Fund may invest can be expected to incur fees and expenses for operations, such as investment advisory and administration fees, which would be in addition to those incurred by the Fund. Pursuant to guidance issued by the SEC staff, fees and expenses of money market funds used for cash collateral received in connection with loans of securities are not treated as Acquired Fund Fees and Expenses, which reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies (as disclosed in the Prospectus, as applicable).
Short-Term Instruments and Temporary Investments.  The Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include, but are not limited to: (i) shares of money market funds (including those advised by BFA or otherwise affiliated with BFA); (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed-time deposits and other obligations of U.S. and non-U.S. banks (including non-U.S. branches) and similar institutions; (iv) commercial paper rated, at the date of purchase, “Prime-1” by Moody's® Investors Service, Inc., “F-1” by Fitch Ratings, Inc., or “A-1” by Standard & Poor's® Financial Services LLC, a subsidiary of S&P Global, Inc. (“S&P Global Ratings”), or if unrated, of comparable quality as determined by BFA; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that have been determined to present minimal credit risks, in accordance with the requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar-denominated obligations of non-U.S. banks (including U.S. branches) that, in the opinion of BFA, are of comparable quality to obligations of U.S. banks that may be purchased by the Fund. Any of these instruments may be purchased on a current or forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.
Swap Agreements.  Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on a pre-determined underlying investment or notional amount. In return, the other party agrees to make periodic payments to the first party based on the return (or a differential in rate of return) earned or realized on the underlying investment or notional amount. Swap agreements will usually be performed on a net basis, with the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis.
Certain of the Funds or Underlying Funds may enter into currency swaps, interest rate swaps and index swaps, or total return swaps (some of which may be referred to as contracts for difference or “CFDs”). The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets.
Tracking Stocks.  A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.
Future Developments.  The Board may, in the future, authorize the Fund to invest in securities contracts and investments, other than those listed in this SAI and in the Prospectus, provided they are consistent with the Fund's investment objective and do not violate any of its investment restrictions or policies.
General Considerations and Risks
A discussion of some of the principal risks associated with an investment in the Fund is contained in the Prospectus.
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An investment in the Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of stocks in general, and other factors that affect the market. The order of the below risk factors does not indicate the significance of any particular risk factor.
Borrowing Risk.  Borrowing may exaggerate changes in the NAV of Fund shares and in the return on the Fund’s portfolio. Borrowing will cause the Fund to incur interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.
Illiquid Investments Risk.  The Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment. The liquidity of an investment will be determined based on relevant market, trading and investment specific considerations as set out in the Liquidity Program as required by the Liquidity Rule. Illiquid investments may trade at a discount to comparable, more liquid investments and the Fund may not be able to dispose of illiquid investments in a timely fashion or at their expected prices. If illiquid investments exceed 15% of the Fund’s net assets, the Liquidity Rule and the Liquidity Program will require that certain remedial actions be taken.
Money Market Instruments Risk.  The value of money market instruments may be affected by changes in interest rates or in the credit ratings of the investments, among other things. If a significant amount of the Fund's assets is invested in money market instruments, it may be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund. Money market funds other than U.S. government money market funds and retail money market funds “float” their NAV instead of using a stable $1.00 per share price.
National Closed Market Trading Risk.  To the extent that the underlying securities held by the Fund trade on foreign exchanges or in foreign markets that are closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s underlying securities and/or other assets trade on that closed foreign market or when the foreign market is closed for unscheduled reasons. These deviations may result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other ETFs.
Operational and Technology Risks.  A Fund and the entities with which it interacts directly or indirectly are susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or impair the Fund’s operations. These entities include, but are not limited to, a Fund’s adviser, administrator, distributor, other service providers (e.g., index and benchmark providers, accountants, custodians, and transfer agents), financial intermediaries, counterparties, market makers, Authorized Participants, listing exchanges, other financial market operators, and governmental authorities. Operational and technology risks for the issuers in which a Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value. A Fund may incur substantial costs in order to mitigate operational and technology risks.
Cybersecurity incidents can result from deliberate attacks or unintentional events against an issuer in which a Fund invests, the Fund or any of its service providers. They include, but are not limited to, gaining unauthorized access to systems, misappropriating assets or sensitive information, corrupting or destroying data, and causing operational disruption. Geopolitical tension may increase the scale and sophistication of deliberate attacks, particularly those from nation states or from entities with nation state backing. Cybersecurity incidents may result in any of the following: financial losses; interference with a Fund’s ability to calculate its NAV; disclosure of confidential information; impediments to trading; submission of erroneous trades by a Fund or erroneous subscription or redemption orders; the inability of a Fund or its service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; and other legal and compliance expenses. Furthermore, cybersecurity incidents may render records of a Fund, including records relating to its assets and transactions, shareholder ownership of Fund shares, and other data integral to a Fund’s functioning, inaccessible, inaccurate or incomplete. Power outages, natural disasters, equipment malfunctions and processing errors that threaten information and technology systems relied upon by a
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Fund or its service providers, as well as market events that occur at a pace that overloads these systems, may also disrupt business operations or impact critical data. In addition, the risks of increased use of AI technologies, such as machine learning, include data risk, transparency risk, and operational risk. The AI technologies, which are generally highly reliant on the collection and analysis of large amounts of data, may incorporate biased or inaccurate data, and it is not possible or practicable to incorporate all relevant data into such technologies. The output or results of any such AI technologies may therefore be incomplete, erroneous, distorted or misleading. Further, AI tools may lack transparency as to how data is utilized and how outputs are generated. AI technologies may also allow the unintended introduction of vulnerabilities into infrastructures and applications. A Fund and its shareholders could be negatively impacted as a result of these risks associated with AI technologies. AI technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to quickly evolve, and it is impossible to anticipate the full scope of future AI capabilities or rules and the associated risks to a Fund.
While a Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. Each Fund and its adviser seek to reduce these risks through controls, procedures and oversight, including establishing business continuity plans and risk management systems. However, there are inherent limitations in such plans and systems, including the possibility that certain risks that may affect a Fund have not been identified or may emerge in the future; that such plans and systems may not completely eliminate the occurrence or mitigate the effects of operational or information security disruptions or failures or of cybersecurity incidents; or that prevention and remediation efforts will not be successful or that incidents will go undetected. A Fund cannot control the systems, information security or other cybersecurity of the issuers in which it invests or its service providers, counterparties, and other third parties whose activities affect the Fund.
Lastly, the regulatory climate governing cybersecurity and data protection is developing quickly and may vary considerably across jurisdictions. Regulators continue to develop new rules and standards related to cybersecurity and data protection. Compliance with evolving regulations can be demanding and costly, requiring substantial resources to monitor and implement required changes.
Reference Rate Replacement Risk.  The Fund may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, has ceased publishing all LIBOR settings. In April 2023, however, the FCA announced that some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. The Secured Overnight Financing Rate (“SOFR”), which is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement market, has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in different categories of financial contracts.
Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contracts, securities, or other instruments using LIBOR may disagree on transition rates or the application of transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future.
Risk of Derivatives.  A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset, such as a security, a commodity (such as gold or silver), a currency or an index (a measure of value or rates, such as the S&P 500® or the prime lending rate). The Fund may invest in futures contracts, securities options and other derivatives. Compared to securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. Derivatives generally involve the incurrence of leverage.
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When a derivative is used as a hedge against a position that the Fund holds or is committed to purchase, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains and, in some cases, hedging can cause losses that are not offset by gains, and the Fund will recognize losses on both the investment and the hedge. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund's hedging transactions, which entail additional transaction costs, will be effective.
Risk of Equity Securities.  An investment in the Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of stock markets may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of shares of the Fund). Common stocks are susceptible to general stock market fluctuations and to increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Common stocks may experience extreme price volatility due to actions taken by particular investors or groups of investors (for example, retail investors influenced by social media activity or other media coverage or significant “short” positions taken by institutional investors).
Holders of common stocks incur more risks than holders of preferred stocks and debt obligations because common stockholders generally have rights to receive payments from stock issuers that are inferior to the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (the value of which, however, is subject to market fluctuations prior to maturity), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity date. In addition, issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock price to decline.
Although most of the securities in the Underlying Index are listed on a securities exchange, the principal trading market for some of the securities may be in the OTC market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of the Fund’s shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.
Risk of Futures and Options on Futures Transactions.  There are several risks accompanying the utilization of futures contracts and options on futures contracts. A position in futures contracts and options on futures contracts may be closed only on the exchange on which the contract was made (or a linked exchange). While the Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time. Futures contracts, by definition, project price levels in the future and not current levels of valuation; therefore, market circumstances may result in a discrepancy between the price of the future and the movement in the Fund's Underlying Index. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to deliver the instruments underlying the futures contracts it has sold.
The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Fund does not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Fund, however, intends to utilize futures and options contracts in a manner designed to limit the risk exposure to levels comparable to a direct investment in the types of stocks in which it invests.
Utilization of futures and options on futures by the Fund involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or
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option. The purchase of put or call options will be based upon predictions by BFA as to anticipated trends, which predictions could prove to be incorrect.
Because the futures market generally imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.
Risk of Investing in Non-U.S. Equity Securities.  An investment in the Fund involves risks similar to those of investing in portfolios of equity securities traded on non-U.S. exchanges. These risks include market fluctuations caused by such factors as economic and political developments in those foreign countries, changes in interest rates and perceived trends in stock prices. Investing in securities issued by issuers domiciled in countries other than the domicile of the investor and denominated in currencies other than an investor’s local currency entails certain considerations and risks not typically encountered by the investor in making investments in its home country and in that country’s currency. These considerations include favorable or unfavorable changes in interest rates, currency exchange rates, exchange control regulations and the costs that may be incurred in connection with conversions between various currencies. Investing in the Fund also involves certain risks and considerations not typically associated with investing in a fund whose portfolio contains exclusively securities of U.S. issuers. These risks include generally less liquid and less efficient securities markets; generally greater price volatility; less publicly available information about issuers; the imposition of withholding or other taxes; the imposition of restrictions on the expatriation of funds or other assets of the Fund; higher transaction and custody costs; delays and risks attendant in settlement procedures; difficulties in enforcing contractual obligations; lower liquidity and significantly smaller market capitalization; different accounting and disclosure standards; lower levels of regulation of the securities markets; more substantial government interference with the economy and businesses; higher rates of inflation; greater social, economic, and political uncertainty; the risk of nationalization or expropriation of assets; and the risk of war.
Risk of Swap Agreements.  The risk of loss with respect to swaps is generally limited to the net amount of payments that the Fund is contractually obligated to make. Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, the Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws, which could affect the Fund’s rights as a creditor (e.g., the Fund may not receive the net amount of payments that it is contractually entitled to receive).
The Fund is required to post and collect variation margin and initial margin (comprised of specified liquid securities subject to haircuts) in connection with trading of OTC swaps. These requirements may raise the costs for the Fund’s investment in swaps.
Tracking Error Risk.  The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest received by the Fund or distributions paid to the Fund’s shareholders, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not. Tracking error may occur due to differences between the methodologies used in calculating the value of the Underlying Index and determining the Fund’s NAV.
When an issuer is introduced by an index provider into an index tracked by a Fund, BFA may conduct an analysis on such issuer’s securities to identify and screen for outlier high risk behavior (such as rapid or unusual price growth that does not appear to be supported by publicly available information on the business and assets of the issuer, unusual or significant short interest or lending activity, negative sentiment, suspended trading or incorrect free-float calculations, which could be
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indicators of possible irregularities, miscalculations or even fraud). If it identifies such behavior, BFA may, where appropriate, alert the index provider as to the alleged issue. The index provider has sole discretion for the determination as to whether to continue to include the issuer’s securities in the rebalancing of its index. If the securities continue to be included in the index, BFA may underweight or exclude such securities from a Fund’s portfolio and, if it does so, such Fund will be subject to increased tracking error due to the divergence in the securities included in its portfolio from its underlying index. The application of the abovementioned analysis and screening to a Fund and its Underlying Index is in the sole discretion of BFA and its affiliates (without any guarantees). The analysis and screening may not exclude any or all high risk securities from an Underlying Index or a Fund’s portfolio, and the inclusion of such securities will result in an adverse impact to the Fund’s net asset value if one or more such securities declines in value.
Risk of Investing in Developed Countries.  Many countries with developed markets have recently experienced significant economic pressures. These countries generally tend to rely on the services sectors (e.g., the financial services sector) as the primary source of economic growth and may be susceptible to the risks of individual service sectors. For example, companies in the financial services sector are subject to governmental regulation and, recently, government intervention, which may adversely affect the scope of their activities, the prices they can charge and amount of capital they must maintain. Dislocations in the financial sector and perceived or actual governmental influence over certain financial companies may lead to credit rating downgrades and, as a result, impact, among other things, revenue growth for such companies. If financial companies experience a prolonged decline in revenue growth, certain developed countries that rely heavily on financial companies as an economic driver may experience a correlative slowdown. Concerns have emerged with respect to the economic health of certain developed countries. These concerns primarily stem from heavy indebtedness of many developed countries and their perceived inability to continue to service high debt loads without simultaneously implementing stringent austerity measures. Such concerns have led to tremendous downward pressure on the economies of these countries. As a result, it is possible that interest rates on debt of certain developed countries may rise to levels that make it difficult for such countries to service such debt. Spending on health care and retirement pensions in most developed countries has risen dramatically. Medical innovation, extended life expectancy and higher public expectations are likely to continue the increase in health care and pension costs. Any increase in health care and pension costs will likely have a negative impact on the economic growth of many developed countries. Certain developed countries rely on imports of certain key items, such as crude oil, natural gas, and other commodities. As a result, an increase in demand for, or price fluctuations of, certain commodities may negatively affect developed country economies. Developed market countries generally are dependent on the economies of certain key trading partners. Changes in any one economy may cause an adverse impact on several developed countries. In addition, heavy regulation of, among others, labor and product markets may have an adverse effect on certain issuers. Such regulations may negatively affect economic growth or cause prolonged periods of recession. Such risks, among others, may adversely affect the value of the Fund’s investments.
Risk of Investing in Europe.  Investing in European countries exposes the Fund to the economic and political risks associated with Europe in general and the specific European countries in which it invests. The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, have significant operations in, or that are listed on at least one securities exchange within member states of the European Union (the “EU”). A number of countries within the EU are also members of the Economic and Monetary Union (the “eurozone”) and have adopted the euro as their currency. Eurozone membership requires member states to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Changes in import or export tariffs, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro and other currencies of certain EU countries which are not in the eurozone, the default or threat of default by an EU member state on its sovereign debt, and/or an economic recession in an EU member state may have a significant adverse effect on the economies of other EU member states and their trading partners. Although certain European countries are not in the eurozone, many of these countries are obliged to meet the criteria for joining the eurozone.
Consequently, these countries must comply with many of the restrictions noted above. The European financial markets have experienced volatility and adverse trends due to concerns about economic downturns, government debt levels and the possible default of government debt in several European countries, including, but not limited to, Austria, Belgium, Cyprus, France, Greece, Ireland, Italy, Portugal, Spain and Ukraine. In order to prevent further economic deterioration, certain countries, without prior warning, can institute “capital controls.” Countries may use these controls to restrict volatile movements of capital entering and exiting their country. Such controls may negatively affect the Fund’s investments. A default or debt restructuring by any European country would adversely impact holders of that country’s debt and sellers of credit default swaps linked to that country’s creditworthiness, which may be located in countries other than those listed
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above. In addition, the credit ratings of certain European countries were downgraded in the past. These events have adversely affected the value and exchange rate of the euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the euro and non-EU member states. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro and/or withdraw from the EU. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching and could adversely impact the value of the Fund’s investments in the region.
The United Kingdom (the “U.K.”) left the EU (“Brexit”) on January 31, 2020. Brexit could adversely affect European or worldwide political, regulatory, economic or market conditions and could contribute to instability in global political institutions, regulatory agencies and financial markets.
Certain European countries have also developed increasingly strained relationships with the U.S., and if these relations were to worsen, they could adversely affect European issuers that rely on the U.S. for trade. The national politics of countries in Europe have been unpredictable and subject to influence by disruptive political groups and ideologies, including for example, secessionist movements. The governments of European countries may be subject to change and such countries may experience social and political unrest. Unanticipated or sudden political or social developments may result in sudden and significant investment losses. The occurrence of terrorist incidents throughout Europe or war in the region also could impact financial markets. The impact of these events is not clear but could be significant and far-reaching and could adversely affect the value and liquidity of the Fund's investments.
Russian Invasion of Ukraine. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, import and export restrictions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, may impact Russia's economy, Russian issuers of securities in which the Fund invests, or the economies of Europe as a whole. Actual and threatened responses to Russian military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and are likely to have collateral impacts on such sectors across Europe and globally.
U.S. Economic Trading Partners Risk.  The U.S. is a significant, and in some cases the most significant, trading partner of, or foreign investor in, certain countries in which the Fund invests. As a result, economic conditions of such countries may be particularly affected by changes in the U.S. economy. A decrease in U.S. imports or exports, new trade and financial regulations or tariffs, changes in the U.S. dollar exchange rate or an economic slowdown in the U.S. may have a material adverse effect on a country’s economic conditions and, as a result, securities to which the Fund has exposure. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system.
There are strained relations between the U.S. and a number of foreign countries. If these relations were to worsen, it could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the U.S. for trade. The U.S. has also experienced increased internal unrest and discord. If this trend were to continue, it may have an adverse impact on the U.S. economy and many of the issuers in which a Fund invests.
Risk of Investing in the Communication Services Sector.  The communication services sector consists of both companies in the telecommunication services industry as well as those in the media and entertainment industry. Examples of companies in the telecommunication services industry group include providers of fiber-optic, fixed-line, cellular and wireless telecommunications networks. Companies in the media and entertainment industry group encompass a variety of services and products including television broadcasting, gaming products, social media, networking platforms, online classifieds, online review websites, and Internet search engines. Companies in the communication services sector may be affected by industry competition, substantial capital requirements, government regulation, and obsolescence of communications
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products and services due to technological advancement. Fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company's profitability. In addition, while all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.
The communication services sector of a country’s economy is often subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new regulatory requirements may negatively affect the business of communications companies. Government actions around the world, specifically in the area of pre-marketing clearance of products and prices, can be arbitrary and unpredictable. The communications services industry can also be significantly affected by intense competition for market share, including competition with alternative technologies such as wireless communications, product compatibility and standardization, consumer preferences, rapid product obsolescence, research and development of new products, lack of standardization or compatibility with existing technologies, and a dependency on patent and copyright protections. Companies in the communication services sector may encounter distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in developing new products and services using new technology. Technological innovations may make the products and services of certain communications companies obsolete.
Telecommunications providers with exposure to the U.S. are generally required to obtain franchises or licenses in order to provide services in a given location. Licensing and franchise rights in the telecommunications sector are limited, which may provide an advantage to certain participants. Limited availability of such rights, high barriers to market entry and regulatory oversight, among other factors, have led to consolidation of companies within the sector, which could lead to further regulation or other negative effects in the future. Telecommunication providers investing in non-U.S. countries may be subject to similar risks. Additional risks include those related to competitive challenges in the U.S. from non-U.S. competitors engaged in strategic joint ventures with U.S. companies and in non-U.S. markets from both U.S. and non-U.S. competitors.
Companies in the media and entertainment industries can be significantly affected by several factors, including competition, particularly in formulation of products and services using new technologies, cyclicality of revenues and earnings, a potential decrease in the discretionary income of targeted individuals, changing consumer tastes and interests, and the potential increase in government regulation. Companies in the media and entertainment industries may become obsolete quickly. Advertising spending can be an important revenue source for media and entertainment companies. During economic downturns advertising spending typically decreases and, as a result, media and entertainment companies tend to generate less revenue.
Risk of Investing in the Consumer Discretionary Sector.  Companies engaged in the design, production or distribution of products or services for the consumer discretionary sector (including, without limitation, television and radio broadcasting, manufacturing, publishing, recording and musical instruments, motion pictures, photography, amusement and theme parks, gaming casinos, sporting goods and sports arenas, camping and recreational equipment, toys and games, apparel, travel-related services, automobiles, hotels and motels, and fast food and other restaurants) are subject to the risk that their products or services may become obsolete quickly. The success of these companies can depend heavily on disposable household income and consumer spending. During periods of an expanding economy, the consumer discretionary sector may outperform the consumer staples sector, but may underperform when economic conditions worsen. Moreover, the consumer discretionary sector can be significantly affected by several factors, including, without limitation, the performance of domestic and international economies, exchange rates, changing consumer preferences, demographics, marketing campaigns, cyclical revenue generation, consumer confidence, commodity price volatility, labor relations, interest rates, import and export controls, intense competition, technological developments and government regulation.
Risk of Investing in the Consumer Staples Sector.  Companies in the consumer staples sector may be adversely affected by changes in the global economy, consumer spending, competition, demographics and consumer preferences, and production spending. Companies in the consumer staples sector may also be affected by changes in global economic, environmental and political events, economic conditions, the depletion of resources, and government regulation. For instance, government regulations may affect the permissibility of using various food additives and production methods of companies that make food products, which could affect company profitability. In addition, tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Companies in the consumer staples sector also may be subject to risks pertaining to the supply of, demand for and prices of raw materials. The prices of raw materials fluctuate in response to a
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number of factors, including, without limitation, changes in government agricultural support programs, exchange rates, import and export controls, changes in international agricultural and trading policies, and seasonal and weather conditions. Companies in the consumer staples sector may be subject to severe competition, which may also have an adverse impact on their profitability.
Risk of Investing in the Energy Sector.  Companies in the energy sector are strongly affected by the changes in and volatility of global energy prices, energy supply and demand, government regulations and policies, energy production and conservation efforts, technological change, development of alternative energy sources, and other factors that they cannot control. Energy companies may have relatively high levels of debt and may be more likely to restructure their businesses if there are downturns in energy markets or in the global economy. If an energy company in the Fund's portfolio becomes distressed, the Fund could lose all or a substantial portion of its investment. The energy sector is cyclical and is highly dependent on commodity prices. Prices and supplies of energy may fluctuate significantly over short and long periods of time due to, among other things, national and international political changes, Organization of Petroleum Exporting Countries (“OPEC”) policies, changes in relationships among OPEC members and between OPEC and oil-importing nations, the regulatory environment, taxation policies, the enactment or cessation of trade sanctions, war or other geopolitical conflicts, and the economies of key energy-consuming countries. Companies in the energy sector may be adversely affected by terrorism, cyber incidents, natural disasters or other catastrophes. Companies in the energy sector are at risk of liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims. Significant oil and gas deposits are located in emerging markets countries where corruption and security may raise significant risks, in addition to the other risks of investing in emerging markets. Additionally, the Middle East, where many companies in the energy sector may operate, has experienced conflict and unrest. Companies in the energy sector may also be adversely affected by changes in exchange rates, interest rates, economic conditions, tax treatment, government regulation and intervention, negative perception, efforts at energy conservation and world events in the regions in which the companies operate (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). Because a significant portion of revenues of companies in this sector is derived from a relatively small number of customers that are largely composed of governmental entities and utilities, governmental budget constraints may have a significant impact on companies in this sector. The energy sector is highly regulated. Entities operating in the energy sector are subject to significant regulation of nearly every aspect of their operations by governmental agencies. Such regulation can change rapidly or over time in both scope and intensity. Stricter laws, regulations or enforcement policies could be enacted, which would likely increase compliance costs and may materially adversely affect the financial performance of companies in the energy sector.
The energy sector may experience significant market volatility. For example, Russia’s large-scale invasion of Ukraine on February 24, 2022 led to further disruptions and increased volatility in the energy and commodity futures markets due to actual and potential disruptions in the supply and demand for certain commodities, including oil and natural gas. The U.S. and other actors have enacted various sanctions and restrictions on business dealings with Russia, which include restrictions on imports of oil, natural gas and coal. The effect of the current sanctions and restrictions, as well as the extent and duration of the Russian military action, additional sanctions and associated market disruptions on the energy sector, are impossible to predict and depend on a number of factors. The effect of these events or any related developments could be significant and may have a severe adverse effect on the performance of the Fund.
Risk of Investing in the Financials Sector.  Companies in the financials sector include small, regional and money center banks, securities brokerage firms, asset management companies, savings banks and thrift institutions, specialty finance companies (e.g., credit card, mortgage providers), insurance and insurance brokerage firms, consumer finance firms, financial conglomerates and foreign banking and financial companies.
Most financial companies are subject to extensive governmental regulation, which limits their activities and may affect their ability to earn a profit from a given line of business. Government regulation may change frequently and may have significant adverse consequences for companies in the financials sector, including effects not intended by the regulation. Direct governmental intervention in the operations of financial companies and financial markets may materially and adversely affect the companies in which the Fund invests, including legislation in many countries that may increase government regulation, repatriation and other intervention. The impact of governmental intervention and legislative changes on any individual financial company or on the financials sector as a whole cannot be predicted. The valuation of financial companies has been and continues to be subject to unprecedented volatility and may be influenced by unpredictable factors, including interest rate risk and sovereign debt default. Certain financial businesses are subject to intense competitive pressures, including market share and price competition. Financial companies in foreign countries are subject to market-specific and general
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regulatory and interest rate concerns. In particular, government regulation in certain foreign countries may include taxes and controls on interest rates, credit availability, minimum capital requirements, bans on short sales, limits on prices and restrictions on currency transfers. In addition, companies in the financials sector may be the targets of hacking and potential theft of proprietary or customer information or disruptions in service, which could have a material adverse effect on their businesses.
The profitability of banks, savings and loan associations and other financial companies is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change; for instance, when interest rates go up, the value of securities issued by many types of companies in the financials sector generally goes down. In other words, financial companies may be adversely affected in certain market cycles, including, without limitation, during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and during periods of declining economic conditions, which may cause, among other things, credit losses due to financial difficulties of borrowers.
In addition, general economic conditions are important to the operations of these companies, and financial difficulties of borrowers may have an adverse effect on the profitability of financial companies. Companies in the financials sector are exposed directly to the credit risk of their borrowers and counterparties, who may be leveraged to an unknown degree, including through swaps and other derivatives products, and who at times may be unable to meet their obligations to the financial services companies. Financial services companies may have significant exposure to the same borrowers and counterparties, with the result that a borrower’s or counterparty’s inability to meet its obligations to one company may affect other companies with exposure to the same borrower or counterparty. This interconnectedness of risk, including cross-default risk, may result in significant negative impacts to the financial condition and reputation of companies with direct exposure to the defaulting counterparty as well as adverse cascading effects in the markets and the financials sector generally. Financial companies can be highly dependent upon access to capital markets, and any impediments to such access, such as adverse overall economic conditions or a negative perception in the capital markets of a financial company’s financial condition or prospects, could adversely affect its business. Deterioration of credit markets can have an adverse impact on a broad range of financial markets, causing certain financial companies to incur large losses. In these conditions, companies in the financials sector may experience significant declines in the valuation of their assets, take actions to raise capital and even cease operations. Some financial companies may also be required to accept or borrow significant amounts of capital from government sources and may face future government-imposed restrictions on their businesses or increased government intervention. In addition, there is no guarantee that governments will provide any such relief in the future. These actions may cause the securities of many companies in the financials sector to decline in value.
Risk of Investing in the Healthcare Sector.  Companies in the healthcare sector are often issuers whose profitability may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising or falling costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, a limited number of products, industry innovation, changes in technologies and other market developments. Many healthcare companies are heavily dependent on patent protection and the actual or perceived safety and efficiency of their products.
Patents have a limited duration, and, upon expiration, other companies may market substantially similar “generic” products that are typically sold at a lower price than the patented product, which can cause the original developer of the product to lose market share and/or reduce the price charged for the product, resulting in lower profits for the original developer. As a result, the expiration of patents may adversely affect the profitability of these companies.
In addition, because the products and services of many companies in the healthcare sector affect the health and well-being of many individuals, these companies are especially susceptible to extensive litigation based on product liability and similar claims. Healthcare companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the healthcare sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, which can result in increased development costs, delayed cost recovery and loss of competitive advantage to the extent that rival companies have developed competing products or procedures, adversely affecting the company’s revenues and profitability. In other words, delays in the regulatory approval process may diminish the opportunity for a company to profit from a new product or to bring a new product to market, which could have a material adverse effect on a company’s business. Healthcare companies may also be strongly affected by scientific biotechnology or technological developments, and their products may quickly become obsolete. Also, many healthcare companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws. Changes in governmental policies or laws may span a wide range of topics, including cost control, national health insurance, incentives for compensation in the provision of healthcare services, tax incentives and
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penalties related to healthcare insurance premiums, and promotion of prepaid healthcare plans. In addition, a number of legislative proposals concerning healthcare have been considered by the U.S. Congress in recent years. It is unclear what proposals will ultimately be enacted, if any, and what effect they may have on companies in the healthcare sector.
Additionally, the expansion of facilities by healthcare-related providers may be subject to “determinations of need” by certain government authorities. This process not only generally increases the time and costs involved in these expansions, but also makes expansion plans uncertain, limiting the revenue and profitability growth potential of healthcare-related facilities operators and negatively affecting the prices of their securities. Moreover, in recent years, both local and national governmental budgets have come under pressure to reduce spending and control healthcare costs, which could both adversely affect regulatory processes and public funding available for healthcare products, services and facilities.
Risk of Investing in the Industrials Sector.  The value of securities issued by companies in the industrials sector may be adversely affected by supply of and demand for both their specific products or services and for industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, trade disputes, world events and economic conditions may affect the performance of companies in the industrials sector. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. For example, commodity price declines and unit volume reductions resulting from an over-supply of materials used in the industrials sector can adversely affect the sector. Furthermore, companies in the industrials sector may be subject to liability for environmental damage, product liability claims, depletion of resources, and mandated expenditures for safety and pollution control.
Risk of Investing in the Materials Sector.  Companies in the materials sector may be adversely affected by commodity price volatility, exchange rate fluctuations, social and political unrest, war, import or export controls, increased competition, depletion of resources, technical progress, labor relations and government regulations, and mandated expenditures for safety and pollution control, among other factors. Such risks may adversely affect the issuers to which the Fund has exposure. Companies in the materials sector are also at risk of liability for environmental damage and product liability claims. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns. These risks are heightened for companies in the materials sector located in foreign markets.
Risk of Investing in the Real Estate Industry.  Companies in the real estate industry include companies that invest in real estate, such as REITs, real estate holding and operating companies or real estate development companies (collectively, “Real Estate Companies”). Investing in Real Estate Companies exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which Real Estate Companies are organized and operated. The real estate industry is highly sensitive to general and local economic conditions and developments, and characterized by intense competition and periodic overbuilding. Investing in Real Estate Companies involves various risks. Some risks that are specific to Real Estate Companies are discussed in greater detail below.
Concentration Risk. Real Estate Companies may own a limited number of properties and concentrate their investments in a particular geographic region or property type. Economic downturns affecting a particular region, industry or property type may lead to a high volume of defaults within a short period.
Distressed Investment Risk. Real Estate Companies may invest in distressed, defaulted or out-of-favor bank loans. Identification and implementation by a Real Estate Company of loan modification and restructure programs involves a high degree of uncertainty. Even successful implementation may still require adverse compromises and may not prevent bankruptcy. Real Estate Companies may also invest in other debt instruments that may become non-performing, including the securities of companies with higher credit and market risk due to financial or operational difficulties. Higher risk securities may be less liquid and more volatile than the securities of companies not in distress.
Illiquidity Risk. Investing in Real Estate Companies may involve risks similar to those associated with investing in small-capitalization companies. Real Estate Company securities, like the securities of small-capitalization companies, may be more volatile than, and perform differently from, shares of large-capitalization companies. There may be less trading in Real Estate Company shares, which means that buy and sell transactions in those shares could have a magnified impact on share price, resulting in abrupt or erratic price fluctuations. In addition, real estate is relatively illiquid, and, therefore, a Real Estate Company may have a limited ability to vary or liquidate properties in response to changes in economic or other conditions.
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Interest Rate Risk. Rising interest rates could result in higher costs of capital for Real Estate Companies, which could negatively impact a Real Estate Company’s ability to meet its payment obligations. Declining interest rates could result in increased prepayment on loans and require redeployment of capital in less desirable investments.
Leverage Risk. Real Estate Companies may use leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a Real Estate Company’s operations and market value in periods of rising interest rates. Real Estate Companies are also exposed to the risks normally associated with debt financing. Financial covenants related to a Real Estate Company’s leverage may affect the ability of the Real Estate Company to operate effectively. In addition, real property may be subject to the quality of credit extended and defaults by borrowers and tenants. If the properties do not generate sufficient income to meet operating expenses, including, where applicable, debt service, ground lease payments, tenant improvements, third-party leasing commissions and other capital expenditures, the income and ability of a Real Estate Company to make payments of any interest and principal on its debt securities will be adversely affected.
Loan Foreclosure Risk. Real Estate Companies may foreclose on loans that the Real Estate Company originated and/or acquired. Foreclosure may generate negative publicity for the underlying property that affects its market value. In addition to the length and expense of such proceedings, the validity of the terms of the applicable loan may not be recognized in foreclosure proceedings. Claims and defenses asserted by borrowers or other lenders may interfere with the enforcement of rights by a Real Estate Company. Parallel proceedings, such as bankruptcy, may also delay resolution and limit the amount of recovery on a foreclosed loan by a Real Estate Company even where the property underlying the loan is liquidated.
Management Risk. Real Estate Companies are dependent upon management skills and may have limited financial resources. Real Estate Companies are generally not diversified and may be subject to heavy cash flow dependency, default by borrowers and voluntary liquidation. In addition, transactions between Real Estate Companies and their affiliates may be subject to conflicts of interest, which may adversely affect a Real Estate Company’s shareholders. A Real Estate Company may also have joint venture investments in certain of its properties, and, consequently, its ability to control decisions relating to such properties may be limited.
Property Risk. Real Estate Companies may be subject to risks relating to functional obsolescence or reduced desirability of properties; extended vacancies due to economic conditions and tenant bankruptcies; catastrophic events such as earthquakes, hurricanes and terrorist acts; and casualty or condemnation losses. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changes in consumer preferences and values, or increasing vacancies or declining rents resulting from legal, cultural, technological, global or local economic developments.
Regulatory Risk. Real estate income and values may be adversely affected by such factors as applicable domestic and foreign laws (including tax laws). Government actions, such as tax increases, zoning law changes, mandated closures or other commercial restrictions or environmental regulations, also may have a major impact on real estate income and values. In addition, quarterly compliance with regulations limiting the proportion of asset types held by a U.S. REIT may force certain Real Estate Companies to liquidate or restructure otherwise attractive investments. Some countries may not recognize REITs or comparable structures as a viable form of real estate funds.
Underlying Investment Risk. Real Estate Companies make investments in a variety of debt and equity instruments with varying risk profiles. For instance, Real Estate Companies may invest in debt instruments secured by commercial property that have higher risks of delinquency and foreclosure than loans on single family homes due to a variety of factors associated with commercial property, including the tie between income available to service debt and productive use of the property. Real Estate Companies may also invest in debt instruments and preferred equity that are junior in an issuer’s capital structure and that involve privately negotiated structures. Subordinated debt investments, such as B-Notes and mezzanine loans, involve a greater credit risk of default due to the need to service more senior debt of the issuer. Similarly, preferred equity investments involve a greater risk of loss than conventional debt financing due to their non-collateralized nature and subordinated ranking. Investments in commercial mortgage-backed securities may also be junior in priority in the event of bankruptcy or similar proceedings. Investments in senior loans may be effectively subordinated if the senior loan is pledged as collateral. The ability of a holder of junior claims to proceed against a defaulting issuer is circumscribed by the terms of the particular contractual arrangement, which vary considerably from transaction to transaction.
Risk of Investing in Technology Companies.  Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources and personnel. These companies may face rapid product obsolescence as well as unexpected risks and costs related to new product introduction and technological developments, such as artificial intelligence and machine learning. Technology companies may be adversely affected by
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disruptions to supply chains and distribution networks as well as issues at third-party partners. They are heavily dependent on patent and other intellectual property rights, and the loss or impairment of these rights may adversely affect their profitability. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action. These companies also may be adversely affected by, among other things, actual or perceived security vulnerabilities or other defects in their products and services, which may result in lawsuits, government enforcement actions and other remediation costs.
Risk of Investing in the Utilities Sector.  The utilities sector may be adversely affected by changing commodity prices, government regulation stipulating rates charged by utilities, increased tariffs, changes in tax laws, interest rate fluctuations and changes in the cost of providing specific utility services. The utilities industry is also subject to potential terrorist attacks, natural disasters and severe weather conditions, as well as regulatory and operational burdens associated with the operation and maintenance of nuclear facilities. Government regulators monitor and control utility revenues and costs, and therefore may limit utility profits. In certain countries, regulatory authorities may also restrict a company’s access to new markets, thereby diminishing the company’s long-term prospects.
There are substantial differences among the regulatory practices and policies of various jurisdictions, and any regulatory agency may make major shifts in policy from time to time. There is no assurance that regulatory authorities will, in the future, grant rate increases. Additionally, existing and possible future regulatory legislation may make it even more difficult for utilities to obtain adequate relief. Certain of the issuers of securities held in the Fund's portfolio may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing policies and impose additional requirements governing the licensing, construction and operation of nuclear power plants. Prolonged changes in climate conditions can also have a significant impact on both the revenues of an electric and gas utility as well as the expenses of a utility, particularly a hydro-based electric utility.
The rates that traditional regulated utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Rate changes may occur only after a prolonged approval period or may not occur at all, which could adversely affect utility companies when costs are rising. The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. As a result, some companies may be forced to defend their core business and may be less profitable. Deregulation may also permit a utility company to expand outside of its traditional lines of business and engage in riskier ventures.
Proxy Voting Policies
The Board has delegated the voting of proxies for each Fund’s securities to BFA pursuant to (i) the Open-End Active and Fixed Income Index Fund Proxy Voting Policy (the “Active Fund Proxy Voting Policy”), with respect to certain Funds, and (ii) the Index Equity Fund Proxy Voting Policy, with respect to certain other Funds, as applicable. Please refer to the table below, which discloses the policy applicable to each Fund in this SAI. Information that does not apply to a Fund does not form a part of that Fund’s SAI and should not be relied on by investors in that Fund. Only information that is clearly identified as applicable to a Fund is considered to form a part of that Fund’s SAI.
With respect to Funds covered by the Active Fund Proxy Voting Policy, BFA has adopted the BlackRock Active Investment Stewardship - Global Engagement and Voting Guidelines (the “BAIS Guidelines”). Certain of such Funds, as listed within the Active Fund Proxy Voting Policy and as disclosed in the table below, follow supplemental guidelines within the BAIS Guidelines that are applicable to certain climate and decarbonization issues (the “BAIS Climate and Decarbonization Stewardship Guidelines”).
With respect to Funds covered by the Index Equity Fund Proxy Voting Policy, BFA has adopted the BlackRock Investment Stewardship (“BIS”) Global Benchmark Policy, comprised of the Global Principles for Benchmark Policies, regional voting guidelines, and engagement priorities, which are each available upon request. In addition, certain of such Funds, as listed within the Index Equity Fund Proxy Voting Policy and as disclosed in the table below, follow supplemental guidelines that are applicable to certain climate and decarbonization issues (the “BIS Climate and Decarbonization Stewardship Guidelines”).

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Fund	Open-End Active and Fixed Income Index Fund Proxy Voting Policy	BAIS Climate and Decarbonization Stewardship Guidelines Apply	Index Equity Fund Proxy Voting Policy	BIS Climate and Decarbonization Stewardship Guidelines Apply
iShares Core MSCI Europe ETF			X
If a Fund invests in an underlying fund managed by BlackRock, the Fund will use its proxy voting policy when voting on proxies for the underlying fund while the underlying fund will use its proxy voting policy when voting proxies on investments the underlying fund holds. Therefore, the Fund may use the Active Fund Proxy Voting Policy while an underlying fund may use the Index Equity Fund Proxy Voting Policy, and the opposite is also true.
Copies of the Active Fund Proxy Voting Policy, Index Equity Fund Proxy Voting Policy, the BAIS Guidelines, the Global Principles for Benchmark Policies and the BIS Climate and Decarbonization Stewardship Guidelines are included in Appendix A of this SAI.
Information with respect to how proxies relating to each Fund’s portfolio securities, when available, were voted during the 12-month period ended June 30 is available: (i) without charge, upon request, by calling 1-800-iShares (1-800-474-2737) or through the Fund’s website at www.blackrock.com/proxyrecords; and (ii) on the SEC’s website at www.sec.gov.
Portfolio Holdings Information
On each Business Day (as defined in the Creation and Redemption of Creation Units section of this SAI), prior to the opening of regular trading on the Fund’s primary listing exchange, the Fund discloses on its website (www.iShares.com) certain information relating to the portfolio holdings that will form the basis of the Fund’s next net asset value per share calculation.
In addition, certain information may also be made available to certain parties:
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Communications of Data Files: The Fund may make available through the facilities of the National Securities Clearing Corporation (“NSCC”) or through posting on the www.iShares.com, prior to the opening of trading on each business day, a list of the Fund’s holdings (generally pro-rata) that Authorized Participants could deliver to the Fund to settle purchases of the Fund (i.e., Deposit Securities) or that Authorized Participants would receive from the Fund to settle redemptions of the Fund (i.e., Fund Securities). These files are known as the Portfolio Composition File and the Fund Data File (collectively, “Files”). The Files are applicable for the next trading day and are provided to the NSCC and/or posted on www.iShares.com after the close of markets in the U.S.
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Communications with Authorized Participants, Liquidity Providers and Certain Other Third Parties: Certain employees of BlackRock are responsible for interacting with Authorized Participants and liquidity providers with respect to discussing custom basket proposals as described in the Custom Baskets section of this SAI. As part of these discussions, these employees may discuss with an Authorized Participant or liquidity provider the securities the Fund is willing to accept for a creation, and securities that the Fund will provide on a redemption.
BlackRock employees may also discuss portfolio holdings-related information with broker/dealers, in connection with settling the Fund’s transactions, and securities lending borrowers in connection with loan transactions, each as may be necessary to conduct business in the ordinary course in a manner consistent with the disclosure in the Fund’s current registration statement.
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Communications with Listing Exchanges: From time to time, employees of BlackRock may discuss portfolio holdings information with the applicable primary listing exchange for the Fund as needed to meet the exchange listing standards.
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Communications with Other Portfolio Managers: Certain information may be provided to employees of BlackRock who manage funds that invest a significant percentage of their assets in shares of an underlying fund as necessary to manage the fund’s investment objective and strategy.
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Communication of Other Information: Certain explanatory information regarding the Files is released to Authorized Participants and liquidity providers on a daily basis, but is only done so after the Files are posted to www.iShares.com.
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Third-Party Service Providers: Certain portfolio holdings information may be disclosed to Fund Trustees and their counsel, outside counsel for the Fund, auditors and to certain third-party service providers (i.e., fund administrator, custodian, proxy voting service) for which a non-disclosure, confidentiality agreement or other obligation is in place with
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such service providers, as may be necessary to conduct business in the ordinary course in a manner consistent with applicable policies, agreements with the Fund, the terms of the current registration statements and federal securities laws and regulations thereunder.
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Liquidity Metrics: “Liquidity Metrics,” which seek to ascertain the Fund’s liquidity profile under BlackRock’s global liquidity risk methodology, include but are not limited to: (a) disclosure regarding the number of days needed to liquidate a portfolio or the portfolio’s underlying investments; and (b) the percentage of the Fund’s NAV invested in a particular liquidity tier under BlackRock’s global liquidity risk methodology. The dissemination of position-level liquidity metrics data and any non-public regulatory data pursuant to the Liquidity Rule (including SEC liquidity tiering) is not permitted unless pre-approved. Disclosure of portfolio-level liquidity metrics prior to 60 calendar days after calendar quarter-end requires a non-disclosure or confidentiality agreement and approval of the Trust’s Chief Compliance Officer. Portfolio-level liquidity metrics disclosure subsequent to 60 calendar days after calendar quarter-end requires the approval of portfolio management and must be disclosed to all parties requesting the information if disclosed to any party.
The Trust’s Chief Compliance Officer or his delegate may authorize disclosure of portfolio holdings information pursuant to the above policy and procedures, subject to restrictions on selective disclosure imposed by applicable law. The Board reviews the policy and procedures for disclosure of portfolio holdings information at least annually.
Construction and Maintenance of the Underlying Index
A description of the Underlying Index is provided below.
With respect to certain underlying indexes of the iShares funds, BFA or its affiliates have held discussions with the applicable index provider regarding their business interest in licensing an index to track a particular market segment and conveyed investment concepts and strategies that could be considered for the index. The index provider designed and constituted such indices using concepts conveyed by BFA or its affiliates. For certain of these indices, the relevant fund may be the first or sole user of the underlying index. In its sole discretion, the index provider determines the composition of the securities and other instruments in such underlying index, the rebalance protocols of the underlying index, the weightings of the securities and other instruments in the underlying index, and any updates to the methodology. From time to time, BFA or its affiliates may also provide input relating to possible methodology changes of such underlying index pursuant to the index provider’s consultation process or pursuant to other communications with the index provider.
The MSCI Indexes
The MSCI indexes were founded in 1969 by Capital International S.A. as international performance benchmarks constructed to facilitate comparison of world markets. The MSCI single country standard equity indexes have covered the world's developed markets since 1969 and in 1987 MSCI commenced coverage of emerging markets.
Local stock exchanges traditionally calculated their own indexes, which were generally not comparable with one another due to differences in the representation of the local market, mathematical formulas, base dates and methods of adjusting for capital changes. MSCI, however, applies the same calculation methodology to all markets for all single country standard equity indexes, both developed and emerging.
MSCI Global Investable Market Indexes
MSCI's Global Investable Market Indexes (the “MSCI GIMI”) provide coverage and non-overlapping market segmentation by market capitalization size and by style. The MSCI GIMI intend to target approximately 99% coverage of the free float-adjusted market capitalization in each market of large-, mid- and small-cap securities. In each market, MSCI creates an Investable Market Index, Standard Index, Large Cap Index, Mid Cap Index and Small Cap Index. The Standard Index, Large Cap Index, Mid Cap Index and Small Cap Index are each subsets of the Investable Market Index for a market. The MSCI Global Standard Index is the aggregation of the Large Cap Index and Mid Cap Index and the MSCI GIMI is the aggregation of the MSCI Global Standard Index and MSCI Global Small Cap Index.
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Selection Criteria. MSCI's index construction process involves: (i) defining the equity universe; (ii) determining the market investable equity universe for each market; (iii) determining market capitalization size segments for each market; (iv) applying final size segment investability requirements; and (v) applying index continuity rules for the MSCI Global Standard Index.
Defining the Equity Universe. MSCI begins with securities listed in countries in the MSCI GIMI. As of August 2025, 23 are classified as developed markets, 24 as emerging markets, and 28 as frontier markets. All listed equity securities and listed securities that exhibit characteristics of equity securities, except mutual funds, ETFs, equity derivatives, limited partnerships and most investment trusts, are eligible for inclusion in the equity universe. REITs in some countries and certain income trusts in Canada are also eligible for inclusion. Each company and its securities (i.e., share classes) are classified in only one country.
Determining the Market Investable Equity Universe for Each Market. The equity universe in any market is derived by applying investability screens to individual companies and securities in that market. Some investability requirements are applied at the individual security level and some at the overall company level, represented by the aggregation of individual securities of the company. As a result, the inclusion or exclusion of one security does not imply the automatic inclusion or exclusion of other securities of the same company.
Determining Market Capitalization Size Segments for Each Market. In order to create size components that can be meaningfully aggregated into composites, individual market size segments balance the following two objectives:
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Achieving global size integrity by ensuring that companies of comparable and relevant sizes are included in a given size segment across all markets in a composite index; and
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Achieving consistent market coverage by ensuring that each market's size segment is represented in its proportional weight in the composite universe.
The Standard Indexes, Large Cap Indexes, Mid Cap Indexes, and Small Cap Indexes capture the following market capitalization size segments:
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MSCI Global Standard Indexes cover all investable large- and mid-cap securities by including the largest issuers comprising approximately 85% of each market’s free float-adjusted market capitalization.
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MSCI Global Large Cap Indexes provide coverage of all investable large-cap securities by including the largest issuers comprising approximately 70% of each market’s free float-adjusted market capitalization.
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MSCI Global Mid Cap Indexes provide coverage in each market by deriving the difference between the market coverage of the MSCI Global Standard Index and the MSCI Global Large Cap Index in that market.
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MSCI Global Small Cap Indexes provide coverage in each market by deriving the difference between the market coverage of the Investable Market Index and the MSCI Global Standard Index in that market.
Applying Final Size Segment Investability Requirements. In order to enhance replicability of the indexes, additional size segment investability requirements are set for the MSCI GIMI and MSCI Global Standard Index. These investability requirements include minimum free float-adjusted market capitalization, minimum liquidity, minimum foreign limits and minimum length of trading.
Applying Index Continuity Rules for the Standard Index. In order to achieve index continuity as well as provide some basic level of diversification within a market index, notwithstanding the effect of other index construction rules contained herein, a minimum number of five constituents will be maintained for a developed market Standard Index and a minimum number of three constituents will be maintained for an emerging market Standard Index.
Weighting. All indexes of the MSCI GIMI are free float weighted, i.e., companies are included in the indexes at the value of their free public float (free float multiplied by security price).
Regional Weights. Market capitalization-weighting, combined with a consistent target of approximately 99% of free float-adjusted market capitalization, helps ensure that each country's weight in regional and international indexes approximates its weight in the total universe of developing and emerging markets. A market is equivalent to a single country except for developed Europe, where all markets are aggregated into a single market for index construction purposes. Individual country indexes of the European developed markets are derived from the constituents of the MSCI GIMI Europe Index.
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Free Float. MSCI defines the free float of a security as the proportion of shares outstanding that are deemed to be available for purchase in the public equity markets by international investors. In practice, limitations on free float available to international investors include: (i) strategic and other shareholdings not considered part of available free float; and (ii) limits on share ownership for foreigners.
MSCI calculates the free float-adjusted market capitalization of each security in the equity index universe by (i) defining and estimating the free float available to foreign investors; (ii) assigning a free float-adjustment factor to each security; and (iii) calculating the free float-adjusted market capitalization of each security.
Under MSCI's free float-adjustment methodology, a constituent's inclusion factor is equal to its estimated free float, rounded up to the closest 5% for constituents with free float equal to or exceeding 15%. For example, a constituent security with a free float of 23.2% will be included in the index at 25% of its market capitalization. For securities with a free float of less than 15%, the estimated free float is adjusted to the nearest 1%.
Price and Exchange Rates
Prices. The prices used to calculate all MSCI indexes are the official exchange closing prices or those figures accepted as such. MSCI reserves the right to use an alternative pricing source on any given day.
Exchange Rates. MSCI uses the World Markets/Reuters Closing Spot Rates taken at 4:00 p.m. London time. In case World Markets/Reuters does not provide rates for specific markets on given days (for example, Christmas Day and New Year's Day), the previous business day's rates are normally used. MSCI independently monitors the exchange rates on all its indexes. MSCI may under exceptional circumstances elect to use alternative sources of exchange rates if the World Markets/Reuters rates are not available, or if MSCI determines that the World Markets/Reuters rates are not reflective of market circumstances for a given currency on a particular day. In such circumstances, an announcement would be sent to clients with the related information. If appropriate, MSCI may conduct a consultation with the investment community to gather feedback on the most relevant exchange rate.
Changes to the Indexes. The MSCI GIMI are maintained with the objective of reflecting, on a timely basis, the evolution of the underlying equity markets. In maintaining the MSCI indexes, emphasis is also placed on continuity, replicability and minimizing turnover in the indexes. Maintaining the MSCI indexes involves many aspects, including: (i) additions to, and deletions from, the indexes; (ii) changes in number of shares; and (iii) changes in inclusion factors as a result of updated free float estimates.
Index maintenance can be described by three broad categories of changes:
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Semi-Annual Index Reviews (“SAIRs”), conducted on a fixed semi-annual timetable that systematically reassess the various dimensions of the equity universe for all markets;
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Quarterly Index Reviews (“QIRs”), aimed at promptly reflecting other significant market events; and
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Ongoing event-related changes, such as mergers, acquisitions, spin-offs, bankruptcies, reorganizations and other similar corporate events, which generally are implemented in the indexes as they occur.
Potential changes in the status of countries (stand-alone, frontier, emerging and developed) follow their own implementation time tables. In addition, reviews of company involvement in ESG controversies, when applicable, may differ by index and severity of the ESG controversy as determined by MSCI.
MSCI conducts SAIRs generally as of the close of the last business day of May and November. During the SAIRs, MSCI updates the investable equity universe and reassesses size segmentation investability requirements. MSCI also conducts QIRs generally as of the close of the last business day of February and August. During the QIRs, MSCI reflects changes in the index that were not captured at the time of their actual occurrence, but are significant enough to be included before the next SAIR. The results of the SAIR and QIR are generally announced at least ten business days in advance of implementation.
Creation of Sector and Industry Indexes using the Global Industry Classification Standard (GICS®)
All securities in the Global Investable Equity Universe are assigned to the industry that best describes their business activities using the GICS. The GICS consists of sectors, industry groups, industries and sub-industries. Under the GICS, each company is assigned to one unique sub-industry according to its principal business activity (generally defined as the business activity
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that generates 60% or more of the company’s revenues). Narrower indexes may be derived based on industry classification, and may contain securities belonging to specific sectors, industry groups, industries, sub-industries or a combination thereof.
MSCI 25/50 Indexes
Each of the MSCI 25/50 Indexes (the “25/50 Indexes”) is a sub-index of either an MSCI Global Standard Index or an MSCI GIMI. Their construction reflects the diversification requirements applicable to RICs pursuant to Subchapter M of the Internal Revenue Code. MSCI uses the concept of “group entities” for the concentration limits of the capping methodologies in the 25/50 Indexes. A group entity is a group of companies that operate as an affiliated corporate group but may separately issue listed securities. To determine “group entities,” MSCI analyzes financial accounts of listed companies holding stakes of 20% or more in other listed companies to determine whether these stakes are controlling in nature. In certain cases, even in the absence of consolidated accounts, MSCI may also consider two companies as belonging to the same group entity where there is reasonable evidence of control based on other information. The 25/50 Indexes are free float-adjusted market capitalization-weighted indexes with a capping methodology applied to group entity weights so that no single group entity exceeds 25% of index weight, and all group entities with a weight above 5% do not cumulatively exceed 50% of the index weight. A buffer of 10% of the value of each of these caps is used in order to reduce the risk of noncompliance due to short term market movements between rebalances. As a result, at the point of constructing or rebalancing the 25/50 Indexes, the weight of any single group entity cannot exceed 22.5% of the index weight and all group entities with weight above 4.5% cannot exceed 45% of the index weight. A software application called the Barra Optimizer is utilized to calculate the capped index weights through an optimization function which is aimed at minimizing index turnover, tracking error and extreme deviation from the uncapped index.
MSCI Europe IMI
Number of Components: approximately 1,228
Index Description. The MSCI Europe IMI is an MSCI GIMI Index. The Underlying Index captures large-, mid- and small- cap representation across 15 Developed Markets (“DM”) countries in Europe. The index covers approximately 99% of the free float-adjusted market capitalization across the DM countries of Europe. DM countries in Europe include: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the U.K.
Calculation Methodology. The Fund utilizes the Underlying Index calculated with net dividends reinvested. MSCI uses the index constituent companies’ country of incorporation to determine the relevant dividend withholding tax rates in calculating the net dividends. The regular cash dividend is reinvested after deduction of withholding tax by applying the maximum rate of the company’s country of incorporation applicable to institutional investors. Net dividends means dividends after taxes withheld at the rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Such withholding rates may differ from those applicable to U.S. residents.
Additional Information. “MSCI” and “MSCI Europe IMI” are servicemarks of MSCI Inc. and have been licensed for use by BFA or its affiliates. The Fund is neither sponsored, endorsed, sold nor promoted by MSCI Inc., and MSCI Inc. makes no representation regarding the advisability of investing in the Fund.
Investment Policies
The Board has adopted as fundamental policies the following numbered investment policies, which cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities. A vote of a majority of the outstanding voting securities of the Fund is defined in the Investment Company Act as the lesser of (i) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund. The Fund has also adopted certain non-fundamental investment policies, including its investment objective. Non-fundamental investment policies may be changed by the Board without shareholder approval. Therefore, the Fund may change its investment objective and its Underlying Index without shareholder approval.
Fundamental Investment Policies
The Fund may not:
1.
Concentrate its investments in a particular industry, as that term is used in the Investment Company Act, except that
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the Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the securities of a particular industry or group of industries.
2.
Borrow money, except as permitted under the Investment Company Act.
3.
Issue senior securities to the extent such issuance would violate the Investment Company Act.
4.
Purchase or hold real estate, except the Fund may purchase and hold securities or other instruments that are secured by, or linked to, real estate or interests therein, securities of REITs, mortgage-related securities and securities of issuers engaged in the real estate business, and the Fund may purchase and hold real estate as a result of the ownership of securities or other instruments.
5.
Underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be an underwriting or as otherwise permitted by applicable law.
6.
Purchase or sell commodities or commodity contracts, except as permitted by the Investment Company Act.
7.
Make loans to the extent prohibited by the Investment Company Act.
8.
Make any investment inconsistent with the Fund's classification as a diversified company under the Investment Company Act.
Notations Regarding the Fund's Fundamental Investment Policies
The following notations are not considered to be part of the Fund’s fundamental investment policies and are subject to change without shareholder approval.
With respect to the fundamental policy relating to concentration set forth in (1) above, the Investment Company Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. The policy in (1) above will be interpreted to refer to concentration as that term may be interpreted from time to time. The policy also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. There also will be no limit on investment in issuers domiciled in a single jurisdiction or country. Finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents. Each foreign government will be considered to be a member of a separate industry. With respect to the Fund's industry classifications, the Fund currently utilizes any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. The policy also will be interpreted to give broad authority to the Fund as to how to classify issuers within or among industries.
With respect to the fundamental policy relating to borrowing money set forth in (2) above, the Investment Company Act permits the Fund to borrow money in amounts of up to one-third of the Fund's total assets from banks for any purpose, and to borrow up to 5% of the Fund's total assets from banks or other lenders for temporary purposes. (The Fund's total assets include the amounts being borrowed.) To limit the risks attendant to borrowing, the Investment Company Act requires the Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Borrowing money to increase portfolio holdings is known as “leveraging.” Certain trading practices and investments, such as reverse repurchase agreements, may be considered to be borrowings or involve leverage and thus are subject to the Investment Company Act restrictions. In accordance with Rule 18f-4 under the Investment Company Act, when the Fund engages in reverse repurchase agreements and similar financing transactions, the Fund may either (i) maintain asset coverage of at least 300% with respect to such transactions and any other borrowings in the aggregate, or (ii) treat such transactions as “derivatives transactions” and comply with Rule 18f-4 with respect to such transactions. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy.
With respect to the fundamental policy relating to underwriting set forth in (5) above, the Investment Company Act does not prohibit a fund from engaging in the underwriting business or from underwriting the securities of other issuers; in fact, in the
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case of diversified funds, the Investment Company Act permits a fund to have underwriting commitments of up to 25% of its assets under certain circumstances. Those circumstances currently are that the amount of a fund’s underwriting commitments, when added to the value of a fund’s investments in issuers where a fund owns more than 10% of the outstanding voting securities of those issuers, cannot exceed the 25% cap. A fund engaging in transactions involving the acquisition or disposition of portfolio securities may be considered to be an underwriter under the 1933 Act. Although it is not believed that the application of the 1933 Act provisions described above would cause a fund to be engaged in the business of underwriting, the policy in (5) above will be interpreted not to prevent a fund from engaging in transactions involving the acquisition or disposition of portfolio securities, regardless of whether a fund may be considered to be an underwriter under the 1933 Act or is otherwise engaged in the underwriting business to the extent permitted by applicable law.
With respect to the fundamental policy relating to lending set forth in (7) above, the Investment Company Act does not prohibit the Fund from making loans (including lending its securities); however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets (including lending its securities), except through the purchase of debt obligations or the use of repurchase agreements. In addition, collateral arrangements with respect to options, forward currency and futures transactions and other derivative instruments (as applicable), as well as delays in the settlement of securities transactions, will not be considered loans.
The Fund is currently classified as a diversified fund under the Investment Company Act. This means that the Fund may not purchase securities of an issuer (other than (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and (ii) securities of other investment companies) if, with respect to 75% of its total assets, (a) more than 5% of the Fund's total assets would be invested in securities of that issuer or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer. With respect to the remaining 25% of its total assets, the Fund can invest more than 5% of its assets in one issuer. Under the Investment Company Act, the Fund cannot change its classification from diversified to non-diversified without shareholder approval.
Non-Fundamental Investment Policies of the Fund.
Under its non-fundamental investment restrictions, which may be changed by the Board without shareholder approval, the Fund may not:
1.
Purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) of the Investment Company Act, at any time the Fund has knowledge that its shares are purchased by another investment company investor in reliance on the provisions of subparagraph (G) of Section 12(d)(1). The foregoing restriction does not restrict the Fund from acquiring the shares of registered open-end investment companies to the extent otherwise permissible under other provisions of the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.
2.
In accordance with Rule 35d-1 under the 1940 Act, under normal circumstances, invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in component securities of the Underlying Index or in Depositary Receipts representing component securities in the Underlying Index.
The Fund will notify its shareholders at least 60 days prior to any change in its restrictions described in 2 above.
Notations Regarding the Fund’s Fundamental and Non-Fundamental Investment Policies
Unless otherwise indicated, all limitations under the Fund’s fundamental or non-fundamental investment restrictions apply only at the time that a transaction is undertaken. Any change in the percentage of the Fund’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Fund’s total assets will not require the Fund to dispose of an investment.
Continuous Offering
The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may,
27

depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.
For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares and sells such shares directly to customers or if it chooses to couple the creation of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all of the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.
Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Fund are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on the Listing Exchange generally is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is available only with respect to transactions on an exchange.
Management
Trustees and Officers.  The Board has responsibility for the overall management and operations of the Fund, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).
The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into the BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the iShares Complex (each, a “BlackRock Fund Complex”). The Fund is included in the iShares Complex, which includes iShares Trust, iShares U.S. ETF Trust, and iShares, Inc. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the iShares Complex, which consists of 424 funds as of November 28, 2025. With the exception of Stephen Cohen, Robert S. Kapito and Aaron Wasserman, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito and Mr. Wasserman is c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The address of Mr. Cohen is c/o BlackRock, Inc., Drapers Gardens, 12 Throgmorton Avenue, London EC2N 2DL United Kingdom. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Fund's Trustees and officers may be found in this SAI, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).
Interested Trustees
Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[1] (1957)	Trustee (since 2009).
President of BlackRock, Inc. (since
2006); Vice Chairman of BlackRock,
Inc. and Head of BlackRock’s
Portfolio Management Group (since
its formation in 1998) and BlackRock,
Inc.’s predecessor entities (since
1988); Trustee, University of
Pennsylvania (since 2009); President
of Board of Directors, Hope & Heroes
Children’s Cancer Fund (since 2002).
Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).
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Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Stephen Cohen[2] (1975)	Trustee (since 2024).
Senior Managing Director, Head of
Global Product Solutions of
BlackRock, Inc. (since 2024); Senior
Managing Director, Head of Europe,
Middle East and Africa Regions of
BlackRock, Inc. (2021-2024); Head of
iShares Index and Wealth in EMEA of
BlackRock, Inc. (2017-2021); Global
Head of Fixed Income Indexing of
BlackRock, Inc. (2016-2017); Chief
Investment Strategist for
International Fixed Income and
iShares of BlackRock, Inc. (2011-
2015).
Director of iShares, Inc. (since 2024); Trustee of iShares U.S. ETF Trust (since 2024).

1
Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
2
Stephen Cohen is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
Independent Trustees
Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Kerrigan (1955)	Trustee (since 2005); Independent Board Chair (since 2022).	Chief Investment Officer, Santa Clara University (2002-2025).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2022).
Jane D. Carlin (1956)	Trustee (since 2015); Securities Lending Committee Chair (since 2025).
Consultant (since 2012); Member of
the Audit Committee (2012-2018),
Chair of the Nominating and
Governance Committee (2017-2018)
and Director of PHH Corporation
(mortgage solutions) (2012-2018);
Managing Director and Global Head
of Financial Holding Company
Governance & Assurance and the
Global Head of Operational Risk
Management of Morgan Stanley
(2006-2012).

Director of iShares, Inc. (since 2015);
Trustee of iShares U.S. ETF Trust
(since 2015); Member of the Audit
Committee (since 2016), Chair of the
Audit Committee (since 2020) and
Director of The Hanover Insurance
Group, Inc. (since 2016).

Richard L. Fagnani (1954)	Trustee (since 2017); 15(c) Committee Chair (since 2025).	Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
Laura F. Fergerson (1962)	Trustee (since 2024); Audit Committee Chair (since 2025).	President, Franklin Templeton Services, LLC (2017-2024); Director of the Board of Crocker Art Museum Association (since 2019); President, Crocker Art Museum Foundation (2022-2023).	Director of iShares, Inc. (since 2024); Trustee of iShares U.S. ETF Trust (since 2024).
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Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (1949)	Trustee (since 2005).
Chair of the Finance Committee
(since 2019) and Trustee and
Member of the Finance, Audit and
Quality Committees of Stanford
Health Care (since 2016); Trustee of
WNET, New York's public media
company (since 2011) and Member
of the Audit Committee (since 2018),
Investment Committee (since 2011)
and Personnel Committee (since
2022); Member of the Wyoming
State Investment Funds Committee
(since 2022); Trustee of Forward
Funds (14 portfolios) (2009-2018);
Trustee of Salient MF Trust (4
portfolios) (2015-2018); Director of
the Jackson Hole Center for the Arts
(since 2021).
Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).
James Lam (1961)	Trustee (since 2024); Risk Committee Chair (since 2025).
President, James Lam & Associates,
Inc. (since 2002); Director of the FAIR
Institute (since 2020); adjunct
professor at Carnegie Mellon
University (since 2018); Member,
Zicklin School of Business Dean's
Council of Baruch College (since
2017); Director and Audit Committee
Chair of RiskLens, Inc. (2018-2023);
Director, Risk Oversight Committee
Chair and Audit Committee Member
of E*TRADE Financial and E*TRADE
Bank (2012-2020).
Director of iShares, Inc. (since 2024); Trustee of iShares U.S. ETF Trust (since 2024).
Drew E. Lawton (1959)	Trustee (since 2017); Fixed Income Plus Committee Chair (since 2025).	Senior Managing Director of New York Life Insurance Company (2010- 2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017); Director of Jackson Financial Inc. (since 2021).
John E. Martinez (1961)	Trustee (since 2003); Equity Plus Committee Chair (since 2025).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).
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Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Madhav V. Rajan (1964)	Trustee (since 2011); Nominating and Governance Committee Chair (since 2025).
Dean, and George Pratt Shultz
Professor of Accounting, University
of Chicago Booth School of Business
(since 2017); Advisory Board
Member (since 2016) and Director
(since 2020) of C.M. Capital
Corporation; Chair of the Board for
the Center for Research in Security
Prices, LLC (since 2020); Director of
WellBe Senior Medical (since 2023);
Robert K. Jaedicke Professor of
Accounting, Stanford University
Graduate School of Business (2001-
2017); Professor of Law (by
courtesy), Stanford Law School
(2005-2017); Senior Associate Dean
for Academic Affairs and Head of
MBA Program, Stanford University
Graduate School of Business (2010-
2016).
Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).
Officers
Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years
Jessica Tan (1980)	President (since 2024).
Managing Director of BlackRock, Inc.
(since 2015); Head of Global Product
Solutions, Americas of BlackRock,
Inc. (since 2024) and Head of
Sustainable and Transition Solutions
of BlackRock, Inc. (2022-2024);
Global Head of Corporate Strategy of
BlackRock, Inc. (2019-2022); Chief of
Staff to the CEO of BlackRock, Inc.
(2017-2019).

Trent Walker (1974)	Treasurer and Chief Financial Officer (since 2020).
Managing Director of BlackRock, Inc.
(since 2019); Chief Financial Officer
of iShares Delaware Trust Sponsor
LLC, BlackRock Funds, BlackRock
Funds II, BlackRock Funds IV,
BlackRock Funds V and BlackRock
Funds VI (since 2021).

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Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years
Aaron Wasserman (1974)	Chief Compliance Officer (since 2023).
Managing Director of BlackRock, Inc.
(since 2018); Chief Compliance
Officer of the BlackRock Multi-Asset
Complex, the BlackRock Fixed-
Income Complex and the iShares
Complex (since 2023); Deputy Chief
Compliance Officer for the BlackRock
Multi-Asset Complex, the BlackRock
Fixed-Income Complex and the
iShares Complex (2014-2023).

Marisa Rolland (1980)	Secretary (since 2022).	Managing Director of BlackRock, Inc. (since 2023); Director of BlackRock, Inc. (2018-2022).
Jennifer Hsui (1976)	Executive Vice President (since 2022).	Managing Director of BlackRock, Inc. (since 2009); Co-Head of Index Equity of BlackRock, Inc. (since 2022).
James Mauro (1970)	Executive Vice President (since 2021).	Managing Director of BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco Core Portfolio Management of BlackRock, Inc. (since 2020).
Elise Terry (1977)	Executive Vice President (since 2025).
Managing Director of BlackRock, Inc.
(since 2016); Head of U.S. iShares
(since 2024); Co-Head of Distribution
for U.S. Wealth Advisory (2023-2024);
National Sales Manager, Wirehouse
Channel (2020-2023).

Daniel Prince (1981)	Executive Vice President (since 2025).	Managing Director of BlackRock, Inc. (since 2023); Director of BlackRock, Inc. (2015-2022); Head of U.S. iShares Product (since 2025); Head of iShares Product Consulting (2015-2025).
The Board has concluded that, based on each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees, each Trustee should serve as a Trustee of the Board. Among the attributes common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Fund's investment adviser, other service providers, counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees. A Trustee’s ability to perform his or her duties effectively may have been attained through the Trustee’s educational background or professional training; business, consulting, public service or academic positions; experience from service as a Board member of the Fund and the other funds in the Trust (and any predecessor funds), other investment funds, public companies, or non-profit entities or other organizations; and/or other life experiences. Also, set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each Trustee that led the Board to conclude that he or she should serve (or continue to serve) as a Trustee.
Robert S. Kapito has been a Trustee of the Trust since 2009. Mr. Kapito has also served as a Director of iShares, Inc. since 2009, a Trustee of iShares U.S. ETF Trust since 2011 and a Director of BlackRock, Inc. since 2006. Mr. Kapito served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2010 to 2015. In addition, he has over 20 years of experience as part of
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BlackRock, Inc. and BlackRock’s predecessor entities. Mr. Kapito serves as President of BlackRock, Inc., and is a member of the Global Executive Committee and Chairman of the Global Operating Committee. He is responsible for day-to-day oversight of BlackRock's key operating units, including Investment Strategies, Client Businesses, Technology & Operations, and Risk & Quantitative Analysis. Prior to assuming his current responsibilities in 2007, Mr. Kapito served as Vice Chairman of BlackRock, Inc. and Head of BlackRock's Portfolio Management Group. In that role, he was responsible for overseeing all portfolio management within BlackRock, including the Fixed Income, Equity, Liquidity, and Alternative Investment Groups. Mr. Kapito serves as a member of the Board of Trustees of the University of Pennsylvania and the Harvard Business School Board of Dean’s Advisors. He has also been President of the Board of Directors for the Hope & Heroes Children's Cancer Fund since 2002. Mr. Kapito earned a BS degree in economics from the Wharton School of the University of Pennsylvania in 1979, and an MBA degree from Harvard Business School in 1983.
Stephen Cohen has been a Trustee of the Trust since 2024. Mr. Cohen has also served as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust since 2024. Mr. Cohen has also served as a Director of BlackRock Investment Management (UK) Limited, Director of BlackRock International Limited, and Director of BlackRock Group Limited since 2021. Mr. Cohen, Senior Managing Director, is BlackRock’s Chief Product Officer and a member of the Global Executive Committee. Mr. Cohen is responsible for the business strategy, innovation and commercialization of BlackRock’s full investment product platform, aligning product strategies with client needs and market trends, and unlocking new growth opportunities across iShares, Active, and Private Markets. Before assuming his current role in January 2024, Mr. Cohen served as the Head of Europe, Middle East and Africa from 2021, leading BlackRock in the region. He was previously Head of the iShares, Index and Wealth businesses in EMEA, overseeing BlackRock's relationships with wealth management firms and platforms, the development and distribution of active and index investments, and the firm’s equity index portfolio management capability in the region. Having joined BlackRock in 2011, Mr. Cohen initially served as the Chief Investment Strategist for International Fixed Income and iShares, and then, in 2016, as Global Head of Fixed Income Indexing. Prior to BlackRock, Mr. Cohen was Global Head of Equity Linked Strategy at Nomura Holdings, Inc. Mr. Cohen’s career began at UBS in 1996 before he joined ING Barings in 2003, having served as Director, Fixed Income at each firm. Mr. Cohen earned a Bachelor of Science degree in Economics from the University of Southampton, and holds certifications as a SFA Futures and Options Representative, a SFA Securities Registered Representative, and an IFPR Material Risk Taker.
John E. Kerrigan has been a Trustee of the Trust since 2005 and Chair of the Trust's Board since 2022. Mr. Kerrigan has also served as a Director of iShares, Inc. since 2005, a Trustee of iShares U.S. ETF Trust since 2011, Chair of the Equity Plus and Nominating and Governance Committees of each Board from 2019 to 2021, and as Chair of each Board since 2022. Mr. Kerrigan served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2010 to 2015. Mr. Kerrigan served as Chief Investment Officer of Santa Clara University from 2002 to 2025. Mr. Kerrigan was formerly a Managing Director at Merrill Lynch & Co., including the following responsibilities: Managing Director, Institutional Client Division, Western United States. Mr. Kerrigan has been a Director, since 1999, of The BASIC Fund (Bay Area Scholarships for Inner City Children). Mr. Kerrigan has a BA degree from Boston College and is a Chartered Financial Analyst Charterholder.
Jane D. Carlin has been a Trustee of the Trust since 2015 and Chair of the Securities Lending Committee since 2025. Ms. Carlin has also served as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust since 2015 and Chair of the Securities Lending Committee of each Board since 2025. Ms. Carlin has served as a consultant since 2012 and formerly served as Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley from 2006 to 2012. In addition, Ms. Carlin served as Managing Director and Global Head of the Bank Operational Risk Oversight Department of Credit Suisse Group from 2003 to 2006. Prior to that, Ms. Carlin served as Managing Director and Deputy General Counsel of Morgan Stanley. Ms. Carlin has over 30 years of experience in the financial sector and has served in a number of legal, regulatory, and risk management positions. Ms. Carlin has served as a member of the Audit Committee and as a Director of The Hanover Insurance Group, Inc., each since 2016, and as Chair of the Audit Committee since 2020. Ms. Carlin served as a member of the Audit Committee from 2012 to 2018, Chair of the Nominating and Governance Committee from 2017 to 2018 and as an Independent Director on the Board of PHH Corporation from 2012 to 2018. She previously served as a Director on the Boards of Astoria Financial Corporation and Astoria Bank. Ms. Carlin was appointed by the United States Treasury to the Financial Services Sector Coordinating Council for Critical Infrastructure Protection and Homeland Security, where she served as Chairperson from 2010 to 2012 and Vice Chair and Chair of the Cyber Security Committee from 2009 to 2010. Ms. Carlin has a BA degree in political science from State University of New York at Stony Brook and a JD degree from Benjamin N. Cardozo School of Law.
Richard L. Fagnani has been a Trustee of the Trust since 2017 and Chair of the 15(c) Committee since 2025. Mr. Fagnani has also served as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust since 2017 and Chair of the 15(c) Committee
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of each Board since 2025. Mr. Fagnani served as an Advisory Board Member of the Trust, iShares U.S. ETF Trust and iShares, Inc. from April 2017 to June 2017. Mr. Fagnani served as a Senior Audit Partner at KPMG LLP from 2002 to 2016, most recently as the U.S. asset management audit practice leader responsible for setting strategic direction and execution of the operating plan for the asset management audit practice. In addition, from 1977 to 2002, Mr. Fagnani served as an Audit Partner at Andersen LLP, where he developed and managed the asset management audit practice in the Philadelphia office. Mr. Fagnani served as a Trustee on the Board of the Walnut Street Theater in Philadelphia from 2009 to 2014 and as a member of the School of Business Advisory Board at LaSalle University from 2006 to 2014. Mr. Fagnani has also served as a Director of One Generation Away, a non-profit which works to bring healthy food directly to people in need, since 2021. Mr. Fagnani has a BS degree in Accounting from LaSalle University.
Laura F. Fergerson has been a Trustee of the Trust since 2024 and Chair of the Audit Committee of the Trust since 2025. Ms. Fergerson has also served as a Director of iShares, Inc., a Trustee of iShares U.S. ETF Trust since 2024, and Chair of the Audit Committee of each Board since 2025. From 2017 to 2024, Ms. Fergerson was the President of Franklin Templeton Services, LLC where she led the global fund administration division. Prior to that, she held various roles at Franklin Templeton since 1993, which included managing financial and regulatory reporting and global fund tax. Ms. Fergerson has been a Director, since 2019, of the Crocker Art Museum Association and was the President, from 2022 to 2023, of the Crocker Art Museum Foundation. Ms. Fergerson has a BA degree in Economics from the University of California, Berkeley and is a Certified Public Accountant (inactive) and a member of the American Institute of Certified Public Accountants.
Cecilia H. Herbert has been a Trustee of the Trust since 2005. Ms. Herbert has also served as a Director of iShares, Inc. since 2005, a Trustee of iShares U.S. ETF Trust since 2011 and Chair of the Trust's Board from 2016 to 2021. Ms. Herbert served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2010 to 2015. Previously, Ms. Herbert served as Trustee of the Montgomery Funds from 1992 to 2003, the Pacific Select Funds from 2004 to 2005, the Forward Funds from 2009 to 2018, the Salient Funds from 2015 to 2018 and the Thrivent Church Loan and Income Fund from 2019 to 2022. She has served as a member of the Finance, Audit and Quality Committees and Trustee of Stanford Health Care since 2016 and became Chair of the Finance Committee of Stanford Health Care in 2019. She has served as a Trustee of WNET, New York’s public media station, since 2011 and a Member of its Audit Committee since 2018. She was appointed to the Wyoming State Investment Funds Committee in 2022. She became a member of the Governing Council of the Independent Directors Council in 2018. She served as a Director of the Senior Center of Jackson Hole from 2020 to 2023 and of the Jackson Hole Center for the Arts since 2021. She was President of the Board of Catholic Charities CYO, the largest social services agency in the San Francisco Bay Area, from 2007 to 2011 and a member of that board from 1992 to 2013. From 1973 to 1990 she worked at J.P. Morgan/Morgan Guaranty Trust doing international corporate finance and corporate lending, retiring as Managing Director and Head of the West Coast Office. Ms. Herbert has been on numerous non-profit boards, chairing investment and finance committees. She holds a double major in economics and communications from Stanford University and an MBA from Harvard Business School.
James Lam has been a Trustee of the Trust since 2024 and Chair of the Risk Committee of the Trust since 2025. Mr. Lam has also served as a Director of iShares, Inc., a Trustee of iShares U.S. ETF Trust since 2024, and Chair of the Risk Committee of each Board since 2025. Mr. Lam has over 40 years of experience in corporate governance and risk management as a board director, management consultant, and chief risk officer. He has previously served as a director on public, private, and fund boards, including leadership roles as the chair of the risk, audit, and compliance committees. From 2012 to 2020, Mr. Lam was a Director of E*TRADE Financial and E*TRADE Bank, where he served as Risk Oversight Committee Chair and Audit Committee Member. Mr. Lam has been President of James Lam & Associates, Inc., a risk management consulting firm serving global clients across all major industry sectors, since 2002. Previously, Mr. Lam served as Founder and President of ERisk, a Partner of Oliver Wyman, and the Chief Risk Officer of Fidelity Investments. Mr. Lam has served as a Director of the FAIR Institute, a not-for-profit organization dedicated to advancing the discipline of cyber risk quantification, since 2020. Mr. Lam is the author of “Enterprise Risk Management” and “Implementing Enterprise Risk Management,” leading risk management books. He holds the NACD Directorship Certification and the NACD CERT Certificate in Cyber-Risk Oversight. Mr. Lam has been an adjunct professor at Carnegie Mellon University since 2018 and a member of the Zicklin School of Business Dean's Council of Baruch College since 2017. Mr. Lam has a BBA from Baruch College and an MBA from the University of California, Los Angeles.
Drew E. Lawton has been a Trustee of the Trust since 2017 and Chair of the Fixed Income Plus Committee of the Trust since 2025. Mr. Lawton has also served as a Director of iShares, Inc., a Trustee of iShares U.S. ETF Trust, and Chair of the Fixed Income Plus Committee of each Board since 2025. Mr. Lawton also served as an Advisory Board Member of the Trust, iShares, Inc. and iShares U.S. ETF Trust from 2016 to 2017. Mr. Lawton served as Director of Principal Funds, Inc., Principal
34

Variable Contracts Funds, Inc. and Principal Exchange-Traded Funds from March 2016 to October 2016. Mr. Lawton has also served as a member of the Compensation and Finance and Risk Committees and Director of Jackson Financial Inc. since 2021. Mr. Lawton served in various capacities at New York Life Insurance Company from 2010 to 2015, most recently as a Senior Managing Director and Chief Executive Officer of New York Life Investment Management. From 2008 to 2010, Mr. Lawton was the President of Fridson Investment Advisors, LLC. Mr. Lawton previously held multiple roles at Fidelity Investments from 1997 to 2008. Mr. Lawton has been an Adjunct Professor at the University of North Texas since 2021. Mr. Lawton has a BA degree in Administrative Science from Yale University and an MBA from University of North Texas.
John E. Martinez has been a Trustee of the Trust since 2003 and Chair of the Equity Plus Committee of the Trust since 2025. Mr. Martinez has also served as a Director of iShares, Inc. since 2003, a Trustee of iShares U.S. ETF Trust since 2011, and Chair of the Equity Plus Committee of each Board since 2025. Mr. Martinez served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2010 to 2015. Mr. Martinez is a Director of Real Estate Equity Exchange, Inc., providing governance oversight and consulting services to this privately held firm that develops products and strategies for homeowners in managing the equity in their homes. From 2017 to 2020, Mr. Martinez served as a Board member for the Cloudera Foundation. Mr. Martinez previously served as Director of Barclays Global Investors (“BGI”) UK Holdings, where he provided governance oversight representing BGI’s shareholders (Barclays PLC, BGI management shareholders) through oversight of BGI’s worldwide activities. Mr. Martinez also previously served as Co-Chief Executive Officer of the Global Index and Markets Group of BGI, Chairman of Barclays Global Investor Services and Chief Executive Officer of the Capital Markets Group of BGI. From 2003 to 2012, he was a Director and Executive Committee Member for Larkin Street Youth Services. He now serves on the Larkin Street Honorary Board. From 2012 to 2016, Mr. Martinez served as a Director for Reading Partners. Mr. Martinez has an AB degree in economics from The University of California, Berkeley and holds an MBA degree in finance and statistics from The University of Chicago Booth School of Business.
Madhav V. Rajan has been a Trustee of the Trust since 2011 and Chair of the Nominating and Governance Committee of the Trust since 2025. Mr. Rajan has also served as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust since 2011, and Chair of the Nominating and Governance Committee of each Board since 2025. Mr. Rajan served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2011 to 2015. Mr. Rajan is the Dean and George Pratt Shultz Professor of Accounting at the University of Chicago Booth School of Business and also serves as Chair of the Board for the Center for Research in Security Prices, LLC, an affiliate of the University of Chicago Booth School of Business, since 2020. He has served on the Advisory Board of C.M. Capital Corporation since 2016 and as a Director of C.M. Capital Corporation since 2020. Mr. Rajan has served as a director of WellBe Senior Medical since 2023. From 2001 to 2017, Mr. Rajan was the Robert K. Jaedicke Professor of Accounting at the Stanford University Graduate School of Business. In April 2017, he received the school’s Robert T. Davis Award for Lifetime Achievement and Service. He has taught accounting for over 25 years to undergraduate, MBA and law students, as well as to senior executives. From 2010 to 2016, Mr. Rajan served as the Senior Associate Dean for Academic Affairs and head of the MBA Program at the Stanford University Graduate School of Business. Mr. Rajan served as editor of “The Accounting Review” from 2002 to 2008 and is co-author of “Cost Accounting: A Managerial Emphasis,” a leading cost accounting textbook. From 2013 to 2018, Mr. Rajan served on the Board of Directors of Cavium Inc., a semiconductor company. Mr. Rajan holds MS and PhD degrees in Accounting from Carnegie Mellon University.
Board – Leadership Structure and Oversight Responsibilities
Overall responsibility for oversight of the Fund rests with the Board. The Board has engaged BFA to manage the Fund on a day-to-day basis. The Board is responsible for overseeing BFA and other service providers in the operations of the Fund in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust’s charter. The Board is currently composed of eleven members, nine of whom are Independent Trustees. The Board currently conducts regular in person meetings four times a year. In addition, the Board frequently holds special in person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. The Independent Trustees meet regularly outside the presence of management, in executive session or with other service providers to the Trust.
The Board has appointed an Independent Trustee to serve in the role of Board Chair. The Board Chair’s role is to preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Board Chair may also perform such other functions as may be delegated by the Board from time to time. The Board has established seven standing Committees: a Nominating and Governance Committee, an Audit Committee, a 15(c) Committee, a Securities Lending Committee, a Risk Committee, an Equity Plus Committee and a Fixed Income Plus Committee to assist the Board in the oversight and direction of the business and affairs of the Fund, and from time to time
35

the Board may establish ad hoc committees or informal working groups to review and address the policies and practices of the Fund with respect to certain specified matters. The Chair of each standing Committee is an Independent Trustee. The role of the Chair of each Committee is to preside at all meetings of the Committee and to act as a liaison with service providers, officers, attorneys and other Trustees between meetings. Each standing Committee meets regularly to conduct the oversight functions delegated to the Committee by the Board and reports its finding to the Board. The Board and each standing Committee conduct annual assessments of their oversight function and structure. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise independent judgment over management and it allocates areas of responsibility among committees of Independent Trustees and the full Board to enhance effective oversight.
Day-to-day risk management with respect to the Fund is the responsibility of BFA or other service providers (depending on the nature of the risk), subject to the supervision of BFA. The Fund is subject to a number of risks, including investment, compliance, operational, reputational, counterparty and valuation risks, among others. While there are a number of risk management functions performed by BFA and other service providers, as applicable, it is not possible to identify and eliminate all of the risks applicable to the Fund. The Trustees have an oversight role in this area, satisfying themselves that risk management processes and controls are in place and operating effectively. Risk oversight forms part of the Board’s general oversight of the Fund and is addressed as part of various Board and committee activities. In some cases, risk management issues are specifically addressed in presentations and discussions. For example, BFA has an independent dedicated Risk and Quantitative Analysis Group (“RQA”) that assists BFA in managing fiduciary and corporate risks, including investment, operational, counterparty credit and enterprise risk. Representatives of RQA meet with the Board to discuss their analysis and methodologies, as well as specific risk topics such as operational and counterparty risks relating to the Fund. The Board, directly or through a committee, also reviews reports from, among others, management and the independent registered public accounting firm for the Trust, as appropriate, regarding risks faced by the Fund and management’s risk functions. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Trust's compliance program, including assessments by independent third parties, and reports to the Board regarding compliance matters for the Trust and its principal service providers. In testing and maintaining the compliance program, the Chief Compliance Officer (and his or her delegates) assesses key compliance risks affecting the Fund, and addresses them in periodic reports to the Board. In addition, the Audit Committee meets with both the Fund's independent registered public accounting firm and BFA’s internal audit group to review risk controls in place that support the Fund as well as test results. Board oversight of risk is also performed as needed between meetings through communications between BFA and the Board. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities. From time to time, the Board may modify the manner in which it conducts risk oversight. The Board’s oversight role does not make it a guarantor of the Fund's investment performance or other activities.
Committees of the Board of Trustees.  The members of the Audit Committee are Laura F. Fergerson (Chair), Richard L. Fagnani (Co-Chair from January 1, 2025 to June 30, 2025), Cecilia H. Herbert and John E. Martinez, each of whom is an Independent Trustee. The purposes of the Audit Committee are to assist the Board (i) in its oversight of the Trust's accounting and financial reporting principles and policies and related controls and procedures maintained by or on behalf of the Trust; (ii) in its oversight of the Trust's financial statements and the independent audit thereof; (iii) in selecting, evaluating and, where deemed appropriate, replacing the independent accountants (or nominating the independent accountants to be proposed for shareholder approval in any proxy statement); (iv) in evaluating the independence of the independent accountants; (v) in complying with legal and regulatory requirements that relate to the Trust's accounting and financial reporting, internal controls, compliance controls and independent audits; and (vi) to assume such other responsibilities as may be delegated by the Board. The Audit Committee met five times during the fiscal year ended July 31, 2025.
The members of the Nominating and Governance Committee are Madhav V. Rajan (Chair), Richard L. Fagnani, Laura F. Fergerson, and Cecilia H. Herbert, each of whom is an Independent Trustee. The Nominating and Governance Committee nominates individuals for Independent Trustee membership on the Board and recommends appointments to the Advisory Board. The Nominating and Governance Committee functions include, but are not limited to, the following: (i) reviewing the qualifications of any person properly identified or nominated to serve as an Independent Trustee; (ii) recommending to the Board and current Independent Trustees the nominee(s) for appointment as an Independent Trustee by the Board and current Independent Trustees and/or for election as Independent Trustees by shareholders to fill any vacancy for a position of Independent Trustee(s) on the Board; (iii) recommending to the Board and current Independent Trustees the size and composition of the Board and Board committees and whether they comply with applicable laws and regulations; (iv) recommending a current Independent Trustee to the Board and current Independent Trustees to serve as Board Chair; (v) periodic review of the Board's retirement policy; and (vi) recommending an appropriate level of compensation for the
36

Independent Trustees for their services as Trustees, members or chairpersons of committees of the Board, Board Chair and any other positions as the Nominating and Governance Committee considers appropriate. The Nominating and Governance Committee does not consider Board nominations recommended by shareholders (acting solely in their capacity as a shareholder and not in any other capacity). The Nominating and Governance Committee met three times during the fiscal year ended July 31, 2025.
Each Independent Trustee serves on the 15(c) Committee. The Chair of the 15(c) Committee is Richard L. Fagnani. The principal responsibilities of the 15(c) Committee are to support, oversee and organize on behalf of the Board the process for the annual review and renewal of the Trust's advisory and sub-advisory agreements. These responsibilities include: (i) meeting with BlackRock, Inc. in advance of the Board meeting at which the Trust's advisory and sub-advisory agreements are to be considered to discuss generally the process for providing requested information to the Board and the format in which information will be provided; and (ii) considering and discussing with BlackRock, Inc. such other matters and information as may be necessary and appropriate for the Board to evaluate the investment advisory and sub-advisory agreements of the Trust. The 15(c) Committee met two times during the fiscal year ended July 31, 2025.
The members of the Securities Lending Committee are Jane D. Carlin (Chair), James C. Lam, Drew E. Lawton and John E. Martinez, each of whom is an Independent Trustee. The principal responsibilities of the Securities Lending Committee are to support, oversee and organize on behalf of the Board the process for oversight of the Trust's securities lending activities. These responsibilities include: (i) requesting that certain information be provided to the Committee for its review and consideration prior to such information being provided to the Board; (ii) considering and discussing with BlackRock, Inc. such other matters and information as may be necessary and appropriate for the Board to oversee the Trust's securities lending activities and make required findings and approvals; and (iii) providing a recommendation to the Board regarding the annual approval of the Trust's Securities Lending Guidelines and the required findings with respect to, and annual approval of, the Trust's agreement with the securities lending agent. The Securities Lending Committee met six times during the fiscal year ended July 31, 2025.
The members of the Equity Plus Committee are John E. Martinez (Chair), Jane D. Carlin, Richard L. Fagnani, and Cecilia H. Herbert, each of whom is an Independent Trustee. The principal responsibilities of the Equity Plus Committee are to support, oversee and organize on behalf of the Board the process for oversight of Trust performance and related matters for equity funds. These responsibilities include: (i) reviewing quarterly reports regarding Trust performance, secondary market trading and changes in net assets to identify any matters that should be brought to the attention of the Board; and (ii) considering any performance or investment related matters as may be delegated to the Committee by the Board from time to time and providing a report or recommendation to the Board as appropriate. The Equity Plus Committee met four times during the fiscal year ended July 31, 2025.
The members of the Fixed Income Plus Committee are Drew E. Lawton (Chair), Laura F. Fergerson, James C. Lam and Madhav V. Rajan, each of whom is an Independent Trustee. The principal responsibilities of the Fixed Income Plus Committee are to support, oversee and organize on behalf of the Board the process for oversight of Trust performance and related matters for fixed-income or multi-asset funds. These responsibilities include: (i) reviewing quarterly reports regarding Trust performance, secondary market trading and changes in net assets to identify any matters that should be brought to the attention of the Board; and (ii) considering any performance or investment related matters as may be delegated to the Committee by the Board from time to time and providing a report or recommendation to the Board as appropriate. The Fixed Income Plus Committee met four times during the fiscal year ended July 31, 2025.
The members of the Risk Committee are James C. Lam (Chair), Jane D. Carlin (Co-Chair from January 1, 2025 to June 30, 2025), Cecilia H. Herbert, Drew E. Lawton and Madhav V. Rajan, each of whom is an Independent Trustee. The principal responsibility of the Risk Committee is to consider and organize on behalf of the Board risk related matters of the Fund so the Board may most effectively structure itself to oversee them. The Risk Committee commenced on January 1, 2016. The Risk Committee met five times during the fiscal year ended July 31, 2025.
As the Chair of the Board, John E. Kerrigan may serve as an ex-officio member of each Committee.
The following table sets forth, as of December 31, 2024, the dollar range of equity securities beneficially owned by each Trustee in the Fund and in other registered investment companies overseen by the Trustee within the same family of investment companies as the Trust. If a fund is not listed below, the Trustee did not own any securities in that fund as of the date indicated above:
37

Name	Fund	Dollar Range of Equity Securities in Named Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Robert S. Kapito	None	None	None

Stephen Cohen[1]	None	None	None

John E. Kerrigan	iShares Core MSCI Emerging Markets ETF	$1-$10,000	Over $100,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares ESG Advanced MSCI EAFE ETF	$1-$10,000
	iShares ESG Advanced MSCI USA ETF	$10,001-$50,000
	iShares ESG Aware MSCI EAFE ETF	$10,001-$50,000
	iShares ESG Aware MSCI EM ETF	$1-$10,000
	iShares ESG Aware MSCI USA ETF	$10,001-$50,000
	iShares ESG Aware MSCI USA Small-Cap ETF	$10,001-$50,000
	iShares ESG MSCI KLD 400 ETF	$10,001-$50,000
	iShares Future Exponential Technologies ETF	Over $100,000
	iShares Genomics Immunology and Healthcare ETF	$50,001-$100,000
	iShares Global Clean Energy ETF	Over $100,000
	iShares Global Infrastructure ETF	Over $100,000
	iShares MSCI ACWI ex U.S. ETF	Over $100,000
	iShares MSCI EAFE Growth ETF	$10,001-$50,000
	iShares MSCI EAFE Value ETF	$10,001-$50,000
	iShares MSCI Emerging Markets ex China ETF	$10,001-$50,000
	iShares MSCI USA Equal Weighted ETF	Over $100,000
	iShares ESG Optimized MSCI USA ETF	$10,001-$50,000
	iShares MSCI USA Quality Factor ETF	$10,001-$50,000
	iShares S&P 500 Growth ETF	$50,001-$100,000
	iShares S&P 500 Value ETF	$10,001-$50,000
	iShares U.S. Infrastructure ETF	$1-$10,000
	iShares U.S. Technology ETF	$10,001-$50,000

Jane D. Carlin	iShares Core MSCI EAFE ETF	$50,001-$100,000	Over $100,000
	iShares Core MSCI Emerging Markets ETF	$10,001-$50,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P Mid-Cap ETF	$10,001-$50,000
	iShares Core S&P Small-Cap ETF	Over $100,000
	iShares Global Clean Energy ETF	$1-$10,000
	iShares MSCI ACWI ex U.S. ETF	$50,001-$100,000
38

Name	Fund	Dollar Range of Equity Securities in Named Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
	iShares MSCI Global Select Metals and Mining Producers	$10,001-$50,000
	iShares Select Dividend ETF	$50,001-$100,000
	iShares Short Treasury Bond ETF	$10,001-$50,000

Richard L. Fagnani	iShares Core Dividend Growth ETF	Over $100,000	Over $100,000
	iShares Core MSCI EAFE ETF	$50,001-$100,000
	iShares Core MSCI Europe ETF	$50,001-$100,000
	iShares Core MSCI International Developed Markets ETF	Over $100,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P Small-Cap ETF	Over $100,000
	iShares Core S&P Total U.S. Stock Market ETF	Over $100,000
	iShares Core S&P U.S. Growth ETF	Over $100,000
	iShares International Dividend Growth ETF	$50,001-$100,000
	iShares Morningstar Growth ETF	Over $100,000
	iShares Morningstar Mid-Cap ETF	Over $100,000
	iShares Morningstar Mid-Cap Value ETF	$10,001-$50,000
	iShares MSCI Intl Momentum Factor ETF	Over $100,000
	iShares MSCI Intl Value Factor ETF	$50,001-$100,000
	iShares U.S. Real Estate ETF	$10,001-$50,000

Laura F. Fergerson[2]	iShares Core S&P Small-Cap ETF	$50,001-$100,000	Over $100,000
	iShares Preferred and Income Securities ETF	Over $100,000
	iShares Russell 1000 Growth ETF	$50,001-$100,000
	iShares Russell 2000 Growth ETF	$50,001-$100,000

Cecilia H. Herbert	iShares 1-5 Year Investment Grade Corporate Bond ETF	$10,001-$50,000	Over $100,000
	iShares Core Dividend Growth ETF	Over $100,000
	iShares Core MSCI Total International Stock ETF	$10,001-$50,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P U.S. Growth ETF	Over $100,000
	iShares Core S&P U.S. Value ETF	Over $100,000
	iShares MSCI USA Value Factor ETF	Over $100,000

James Lam[2]	iShares 7-10 Year Treasury Bond ETF	Over $100,000	Over $100,000
39

Name	Fund	Dollar Range of Equity Securities in Named Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
	iShares 10-20 Year Treasury Bond ETF	$50,001-$100,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P Mid-Cap ETF	Over $100,000
	iShares Dow Jones U.S. ETF	Over $100,000
	iShares Global Infrastructure ETF	$50,001-$100,000
	iShares Russell 2000 Growth ETF	Over $100,000
	iShares Russell 2000 Value ETF	Over $100,000
	iShares S&P 500 Growth ETF	Over $100,000
	iShares S&P 500 Value ETF	Over $100,000
	iShares Semiconductor ETF	$50,001-$100,000
	iShares TIPS Bond ETF	Over $100,000

Drew E. Lawton	iShares 1-3 Year Treasury Bond ETF	Over $100,000	Over $100,000
	iShares 20+ Year Treasury Bond BuyWrite Strategy ETF	$50,001-$100,000
	iShares Biotechnology ETF	$50,001-$100,000
	iShares Core Dividend Growth ETF	Over $100,000
	iShares Core MSCI Total International Stock ETF	$10,001-$50,000
	iShares Core S&P Total U.S. Stock Market ETF	Over $100,000
	iShares Core US Aggregate Bond ETF	$50,001-$100,000
	iShares Expanded Tech Sector ETF	$50,001-$100,000
	iShares Future Exponential Technologies ETF	Over $100,000
	iShares Global Financials ETF	$10,001-$50,000
	iShares MSCI Japan ETF	$50,001-$100,000
	iShares U.S. Financial Services ETF	$10,001-$50,000
	iShares U.S. Financials ETF	$10,001-$50,000
	iShares U.S. Healthcare ETF	Over $100,000

John E. Martinez	iShares Core MSCI International Developed Markets ETF	$10,001-$50,000	Over $100,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P Small-Cap ETF	Over $100,000
	iShares Global Consumer Staples ETF	$50,001-$100,000
	iShares Large Cap Max Buffer Sep ETF	Over $100,000
	iShares Russell 1000 ETF	Over $100,000
	iShares Russell 2000 ETF	Over $100,000

40

Name	Fund	Dollar Range of Equity Securities in Named Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Madhav V. Rajan	iShares Core MSCI International Developed Markets ETF	Over $100,000	Over $100,000
	iShares Core S&P 500 ETF	Over $100,000

1
Appointed to serve as an Interested Trustee effective March 5, 2024.
2
Appointed to serve as an Independent Trustee effective April 8, 2024.
As of December 31, 2024, none of the Independent Trustees or their immediate family members owned beneficially or of record any securities of BFA (the Fund's investment adviser), the Distributor or any person controlling, controlled by or under common control with BFA or the Distributor.
Remuneration of Trustees and Advisory Board Members.  Effective January 1, 2025, each current Independent Trustee is paid an annual retainer of $475,000 for his or her services as a Board member to the BlackRock-advised Funds in the iShares Complex, together with out-of-pocket expenses in accordance with the Board’s policy on travel and other business expenses relating to attendance at meetings. The annual retainer for services as an Advisory Board Member is the same as the annual retainer for services as a Board member. The Independent Chair of the Board is paid an additional annual retainer of $125,000. The Chair of each of the Audit Committee, Risk Committee, Equity Plus Committee, Fixed Income Plus Committee, Securities Lending Committee, Nominating and Governance Committee and 15(c) Committee is paid an additional annual retainer of $50,000. The Co-Chair of each of the Audit Committee and Risk Committee was paid an additional retainer of $25,000. Prior to January 1, 2025, each Independent Trustee that served as a director of subsidiaries of the iShares Complex was paid an additional annual retainer of $10,000.
The table below sets forth the compensation paid to each Independent Trustee for services to the Funds and the aggregate compensation paid to them for services to the iShares Complex. Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation from its management fees. Compensation from the iShares Complex is not paid to Interested Trustees.
Trustee	Aggregate Compensation for the Funds in this SAI[1]	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Benefits Upon Retirement	Aggregate Compensation for the iShares Complex[2]
Interested Trustees:

Robert S. Kapito	None	Not Applicable	Not Applicable	None
Stephen Cohen[3]	None	Not Applicable	Not Applicable	None

Independent Trustees:

Jane D. Carlin	$1,210	Not Applicable	Not Applicable	$505,000
Richard L. Fagnani	1,199	Not Applicable	Not Applicable	515,000
Laura F. Fergerson[4]	1,050	Not Applicable	Not Applicable	341,250
Cecilia H. Herbert	1,161	Not Applicable	Not Applicable	525,000
John E. Kerrigan	1,386	Not Applicable	Not Applicable	580,000
James Lam[4]	1,050	Not Applicable	Not Applicable	341,250
Drew E. Lawton	1,219	Not Applicable	Not Applicable	500,000
John E. Martinez	1,195	Not Applicable	Not Applicable	490,000
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Trustee	Aggregate Compensation for the Funds in this SAI[1]	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Benefits Upon Retirement	Aggregate Compensation for the iShares Complex[2]
Madhav V. Rajan	1,195	Not Applicable	Not Applicable	490,000

1
Calculated by multiplying the “Aggregate Compensation for the iShares Complex” by the number of Funds in this SAI compared to the number of funds in the iShares Complex as of the fiscal year end.
2
Includes compensation for services to iShares, Inc., iShares Trust, and iShares U.S. ETF Trust for the most recent calendar year end.
3
Appointed to serve as an Interested Trustee effective March 5, 2024.
4
Appointed to serve as an Independent Trustee effective April 8, 2024.
Control Persons and Principal Holders of Securities.
The Trustees and officers of the Trust collectively owned less than 1% of the Fund's outstanding shares as of October 31, 2025.
Although the Trust does not have information concerning the beneficial ownership of shares held in the names of Depository Trust Company (“DTC”) participants (as defined below), as of October 31, 2025, the name and percentage ownership of each DTC participant that owned of record 5% or more of the outstanding shares of the Fund were as follows:

Name and Address	Percentage of Ownership
National Financial Services LLC 245 Summer Street Boston, MA 02210	18.20%
Citibank, N.A. 3800 CitiBank Center Tampa Building B/1st Floor Zone 8 Tampa, FL 33610-9122	13.10%
Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	11.37%
JPMorgan Chase Bank, National Association 1111 Polaris Parkway Columbus, OH 43240	10.70%
The Bank of New York Mellon 111 Sanders Creek Parkway 2nd Floor East Syracuse, NY 13057	5.79%
Morgan Stanley Smith Barney LLC One New York Plaza New York, NY 10004	5.70%
State Street Bank and Trust Company 1776 Heritage Drive North Quincy, MA 02171	5.48%
Conflicts of Interest.  Certain activities of BlackRock, Inc., BlackRock Advisors, LLC, BlackRock Fund Advisors and the other subsidiaries of BlackRock, Inc. (collectively referred to in this section as “BlackRock”) and their respective directors, officers or employees, with respect to the Funds and/or other accounts managed by BlackRock, may give rise to actual or perceived conflicts of interest such as those described below.
BlackRock is one of the world’s largest asset management firms. BlackRock, its subsidiaries and their respective directors, officers and employees, including the business units or entities and personnel who may be involved in the investment activities and business operations of a Fund, are engaged worldwide in businesses, including managing equities, fixed
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income securities, cash and alternative investments, and other financial services, and have interests other than that of managing the Funds. These are considerations of which investors in a Fund should be aware, and which may cause conflicts of interest that could disadvantage a Fund and its shareholders. These businesses and interests include potential multiple advisory, transactional, financial and other relationships with, or interests in companies and interests in securities or other instruments that may be purchased or sold by a Fund.
BlackRock has proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of a Fund and/or that engage in transactions in the same types of securities, currencies and instruments as the Fund. BlackRock is also a major participant in the global currency, equities, swap and fixed income markets, in each case, for the accounts of clients and, in some cases, on a proprietary basis. As such, BlackRock is or may be actively engaged in transactions in the same securities, currencies, and instruments in which a Fund invests.
Such activities could affect the prices and availability of the securities, currencies, and instruments in which a Fund invests, which could have an adverse impact on a Fund’s performance. Such transactions, particularly in respect of most proprietary accounts or client accounts, will be executed independently of a Fund’s transactions and thus at prices or rates that may be more or less favorable than those obtained by the Fund. In addition, the portfolio holdings of certain BlackRock-advised investment vehicles managed in an identical or substantially similar manner as certain Funds are made publicly available on a more timely basis than the applicable Fund. In some cases, such portfolio holdings are made publicly available on a daily basis. While not expected, it is possible that a recipient of portfolio holdings information for such an investment vehicle could cause harm to a Fund that is managed in an identical or substantially similar manner, including by trading ahead of or against such Fund based on the information received.
When BlackRock seeks to purchase or sell the same assets for client accounts, including a Fund, the assets actually purchased or sold may be allocated among the accounts on a basis determined in its good faith discretion to be equitable. In some cases, this system may adversely affect the size or price of the assets purchased or sold for a Fund. In addition, transactions in investments by one or more other accounts managed by BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of a Fund, particularly, but not limited to, with respect to small capitalization, emerging market or less liquid strategies. This may occur with respect to BlackRock-advised accounts when investment decisions regarding a Fund are based on research or other information that is also used to support decisions for other accounts. When BlackRock implements a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for a Fund, market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Fund could otherwise be disadvantaged. BlackRock may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences, which may cause a Fund to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so.
Conflicts may also arise because portfolio decisions regarding a Fund may benefit other accounts managed by BlackRock. For example, the sale of a long position or establishment of a short position by a Fund may impair the price of the same security sold short by (and therefore benefit) BlackRock or its other accounts or funds, and the purchase of a security or covering of a short position in a security by a Fund may increase the price of the same security held by (and therefore benefit) BlackRock or its other accounts or funds.
BlackRock, on behalf of other client accounts, on the one hand, and a Fund, on the other hand, may invest in or extend credit to different parts of the capital structure of a single issuer. BlackRock may pursue rights, provide advice or engage in other activities, or refrain from pursuing rights, providing advice or engaging in other activities, on behalf of other clients with respect to an issuer in which a Fund has invested, and such actions (or refraining from action) may have a material adverse effect on the Fund. In situations in which clients of BlackRock (including the Funds) hold positions in multiple parts of the capital structure of an issuer, BlackRock may not pursue certain actions or remedies that may be available to a Fund, as a result of legal and regulatory requirements or otherwise. BlackRock addresses these and other potential conflicts of interest based on the facts and circumstances of particular situations. For example, BlackRock may determine to rely on information barriers between different business units or portfolio management teams. BlackRock may also determine to rely on the actions of similarly situated holders of loans or securities rather than, or in connection with, taking such actions itself on behalf of the Funds.
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In addition, to the extent permitted by applicable law, certain Funds may invest their assets in other funds advised by BlackRock, including funds that are managed by one or more of the same portfolio managers, which could result in conflicts of interest relating to asset allocation, timing of Fund purchases and redemptions or sales, and increased remuneration and profitability for BlackRock and/or its personnel, including portfolio managers.
In certain circumstances, BlackRock, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BlackRock. BlackRock may (but is not required to) effect purchases and sales between BlackRock clients (“cross trades”), including the Funds, if BlackRock believes such transactions are appropriate based on each party’s investment objectives and guidelines, subject to applicable law and regulation. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit BlackRock’s decision to engage in these transactions for the Funds. BlackRock may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.
BlackRock and its clients may pursue or enforce rights with respect to an issuer in which a Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of the Fund’s investments may be negatively impacted by the activities of BlackRock or its clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.
The results of a Fund’s investment activities may differ significantly from the results achieved by BlackRock for its proprietary accounts or other accounts (including investment companies or collective investment vehicles) that it manages or advises. It is possible that one or more accounts managed or advised by BlackRock and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which one or more proprietary or other accounts managed or advised by BlackRock achieve significant profits. The opposite result is also possible.
From time to time, a Fund may be restricted from purchasing or selling securities, or from engaging in other investment activities because of regulatory, legal or contractual requirements applicable to BlackRock or other accounts managed or advised by BlackRock, and/or the internal policies of BlackRock designed to comply with such requirements. As a result, there may be periods, for example, when BlackRock will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which BlackRock is performing services or when position limits have been reached. For example, the investment activities of BlackRock for its proprietary accounts and accounts under its management may limit the investment opportunities for a Fund in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.
In connection with its management of a Fund, BlackRock may have access to certain fundamental analysis and proprietary technical models developed by BlackRock. BlackRock will not be under any obligation, however, to effect transactions on behalf of a Fund in accordance with such analysis and models. In addition, BlackRock will not have any obligation to make available any information regarding its proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of a Fund and it is not anticipated that BlackRock will have access to such information for the purpose of managing the Fund. The proprietary activities or portfolio strategies of BlackRock, or the activities or strategies used for accounts managed by BlackRock or other client accounts could conflict with the transactions and strategies employed by BlackRock in managing a Fund.
The Funds may be included in investment models developed by BlackRock for use by clients and financial advisors. To the extent clients invest in these investment models and increase the assets under management of the Funds, the investment management fee amounts paid by the Funds to BlackRock may also increase. The net asset value and liquidity of a Fund may be impacted by purchases and sales of the Fund by model-driven investment portfolios, as well as by BlackRock itself and by its advisory clients. In addition, certain principals and certain employees of a Fund’s investment adviser are also principals or employees of other business units or entities within BlackRock. As a result, these principals and employees may have obligations to such other business units or entities or their clients and such obligations to other business units or entities or their clients may be a consideration of which investors in a Fund should be aware.
BlackRock may enter into transactions and invest in securities, instruments and currencies on behalf of a Fund in which clients of BlackRock, or, to the extent permitted by the SEC and applicable law, BlackRock, serves as the counterparty, principal or issuer. In such cases, such party’s interests in the transaction will be adverse to the interests of the Fund, and
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such party may have no incentive to assure that the Fund obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by a Fund may enhance the profitability of BlackRock.
BlackRock may also create, write or issue derivatives for clients, the underlying securities, currencies or instruments of which may be those in which a Fund invests or which may be based on the performance of the Fund. Additionally, an affiliate of BlackRock will create, write or issue options, which may be based on the performance of certain Funds. BlackRock has entered into an arrangement with Markit Indices Limited, the index provider for underlying fixed-income indexes used by certain iShares ETFs, related to derivative fixed-income products that are based on such iShares ETFs. Trading activity in these derivative products could also potentially lead to greater liquidity for such products, increased purchase activity with respect to these iShares ETFs and increased assets under management for BlackRock. A Fund may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by BlackRock and may also enter into transactions with other clients of BlackRock where such other clients have interests adverse to those of the Fund. At times, these activities may cause business units or entities within BlackRock to give advice to clients that may cause these clients to take actions adverse to the interests of the Fund. To the extent such transactions are permitted, a Fund will deal with BlackRock on an arms-length basis.
To the extent authorized by applicable law, BlackRock may act as broker, dealer, agent, lender or adviser or in other commercial capacities for a Fund. It is anticipated that the commissions, mark-ups, markdowns, financial advisory fees, underwriting and placement fees, sales fees, financing and commitment fees, brokerage fees, other fees, compensation or profits, rates, terms and conditions charged by BlackRock will be in its view commercially reasonable, although BlackRock, including its sales personnel, will have an interest in obtaining fees and other amounts that are favorable to BlackRock and such sales personnel, which may have an adverse effect on the Funds. Index based funds may use an index provider that is affiliated with another service provider of the Fund or BlackRock that acts as a broker, dealer, agent, lender or in other commercial capacities for a Fund or BlackRock.
Subject to applicable law, BlackRock (and its personnel and other distributors) will be entitled to retain fees and other amounts that they receive in connection with their service to the Funds as broker, dealer, agent, lender, adviser or in other commercial capacities. No accounting to the Funds or their shareholders will be required, and no fees or other compensation payable by the Funds or their shareholders will be reduced by reason of receipt by BlackRock of any such fees or other amounts.
When BlackRock acts as broker, dealer, agent, adviser or in other commercial capacities in relation to the Funds, BlackRock may take commercial steps in its own interests, which may have an adverse effect on the Funds. A Fund will be required to establish business relationships with its counterparties based on the Fund’s own credit standing. BlackRock will not have any obligation to allow its credit to be used in connection with a Fund’s establishment of its business relationships, nor is it expected that the Fund’s counterparties will rely on the credit of BlackRock in evaluating the Fund’s creditworthiness.
BTC, an affiliate of BlackRock, pursuant to SEC exemptive relief, acts as securities lending agent to, and receives a share of securities lending revenues from, the Funds. BlackRock will also receive compensation for managing the reinvestment of the cash collateral from securities lending. There are potential conflicts of interests in managing a securities lending program, including but not limited to: (i) BlackRock as securities lending agent may have an incentive to, among other things, increase or decrease the amount of securities on loan or to lend particular securities in order to generate additional risk-adjusted revenue for BlackRock and its affiliates; and (ii) BlackRock as securities lending agent may have an incentive to allocate loans to clients that would provide more revenue to BlackRock. As described further below, BlackRock seeks to mitigate this conflict by providing its securities lending clients with equal lending opportunities over time in order to approximate pro rata allocation.
As part of its securities lending program, BlackRock indemnifies the Funds and certain other clients and/ or funds against a shortfall in collateral in the event of borrower default. On a regular basis, BlackRock calculates the potential dollar exposure of collateral shortfall resulting from a borrower default (“shortfall risk”) in the securities lending program. BlackRock establishes program-wide borrower limits (“credit limits”) to actively manage borrower-specific credit exposure. BlackRock oversees the risk model that calculates projected collateral shortfall values using loan-level factors such as loan and collateral type and market value as well as specific borrower credit characteristics. When necessary, BlackRock may adjust securities lending program attributes by restricting eligible collateral or reducing borrower credit limits. As a result, the management of program-wide exposure as well as BlackRock-specific indemnification exposure may affect the amount of securities lending
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activity BlackRock may conduct at any given point in time by reducing the volume of lending opportunities for certain loans (including by asset type, collateral type and/or revenue profile).
BlackRock may decline to make a securities loan on behalf of a Fund, discontinue lending on behalf of a Fund or terminate a securities loan on behalf of a Fund for any reason, including but not limited to regulatory requirements and/or market rules, liquidity considerations, or credit considerations, which may impact Funds by reducing or eliminating the volume of lending opportunities for certain types of loans, loans in particular markets, loans of particular securities or types of securities, or for loans overall. In addition, some borrowers may prefer certain BlackRock lenders that provide additional protections against lender default that are favored by their prudential regulation.
BlackRock uses a predetermined systematic process in order to approximate pro rata allocation over time. In order to allocate a loan to a portfolio: (i) BlackRock as a whole must have sufficient lending capacity pursuant to the various program limits (i.e., indemnification exposure limit and borrower credit limits); (ii) the lending portfolio must hold the asset at the time a loan opportunity arrives; and (iii) the lending portfolio must also have enough inventory, either on its own or when aggregated with other portfolios into one single market delivery, to satisfy the loan request. In doing so, BlackRock seeks to provide equal lending opportunities for all portfolios, independent of whether BlackRock indemnifies the portfolio. Equal opportunities for lending portfolios does not guarantee equal outcomes. Specifically, short and long-term outcomes for individual clients may vary due to asset mix, asset/liability spreads on different securities, and the overall limits imposed by the firm.
Purchases and sales of securities and other assets for a Fund may be bunched or aggregated with orders for other BlackRock client accounts, including with accounts that pay different transaction costs solely due to the fact that they have different research payment arrangements. BlackRock, however, is not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that bunching or aggregating is not practicable or required, or in cases involving client direction.
Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.
BlackRock does not currently enter into arrangements to use the Fund’s assets for, or participate in, soft dollars, although BlackRock may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that BlackRock receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by BlackRock.
Subject to applicable law, BlackRock may select brokers that furnish BlackRock, the Funds, other BlackRock client accounts or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in BlackRock’s view, appropriate assistance to BlackRock in the investment decision-making process (including with respect to futures, fixed-price offerings and OTC transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; research-oriented software and other services and products.
Research or other services obtained in this manner may be used in servicing any or all of the Funds and other BlackRock client accounts, including in connection with BlackRock client accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other BlackRock client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other BlackRock client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BlackRock client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Funds and to such other BlackRock client accounts. To the extent that BlackRock uses soft dollars, it will not have to pay for those products and services itself.
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BlackRock, unless prohibited by applicable law, may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BlackRock believes are useful in its investment decision-making process. BlackRock may from time to time choose not to engage in the above described arrangements to varying degrees. BlackRock, unless prohibited by applicable law, may also enter into commission sharing arrangements under which BlackRock may execute transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BlackRock. To the extent that BlackRock engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.
BlackRock may utilize certain electronic crossing networks (“ECNs”) (including, without limitation, ECNs in which BlackRock has an investment or other interest, to the extent permitted by applicable law) in executing client securities transactions for certain types of securities. These ECNs may charge fees for their services, including access fees and transaction fees. The transaction fees, which are similar to commissions or markups/markdowns, will generally be charged to clients and, like commissions and markups/markdowns, would generally be included in the cost of the securities purchased. Access fees may be paid by BlackRock even though incurred in connection with executing transactions on behalf of clients, including the Funds. In certain circumstances, ECNs may offer volume discounts that will reduce the access fees typically paid by BlackRock. BlackRock will only utilize ECNs consistent with its obligation to seek to obtain best execution in client transactions.
BlackRock owns a minority interest in, and is a member of, Members Exchange (“MEMX”), a newly created U.S. stock exchange. Transactions for a Fund may be executed on MEMX if third party brokers select MEMX as the appropriate venue for execution of orders placed by BlackRock traders on behalf of client portfolios. In addition, transactions in ETF shares may be executed on MEMX if third party brokers select MEMX as the appropriate venue for the execution of such orders.
BlackRock has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Funds, and to help ensure that such decisions are made in accordance with BlackRock’s fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of BlackRock may have the effect of favoring the interests of other clients or businesses of other divisions or units of BlackRock, provided that BlackRock believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see “Proxy Voting Policies.”
It is also possible that, from time to time, BlackRock and /or its advisory clients (including other funds and separately managed accounts) may, subject to compliance with applicable law, purchase and hold shares of a Fund. Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio.
BlackRock reserves the right, subject to compliance with applicable law, to sell into the market or redeem in Creation Units through an Authorized Participant at any time some or all of the shares of the Fund acquired for its own accounts or the account of a BlackRock advisory client. A large sale or redemption of shares of the Fund by BlackRock itself or a BlackRock advisory client could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s liquidity, investment flexibility, portfolio diversification, expense ratio or ability to comply with the listing requirements for the Fund.
It is possible that a Fund may invest in securities of, or engage in transactions with, companies in which BlackRock has significant debt or equity investments or other interests. A Fund may also invest in issuances (such as structured notes) by entities for which BlackRock provides and is compensated for cash management services relating to the proceeds from the sale of such issuances. In making investment decisions for a Fund, BlackRock is not permitted to obtain or use material non-public information acquired by any unit of BlackRock, in the course of these activities. In addition, from time to time, the activities of BlackRock may limit a Fund’s flexibility in purchases and sales of securities. As indicated below, BlackRock may engage in transactions with companies in which BlackRock-advised funds or other clients of BlackRock have an investment.
BlackRock and its personnel and other financial service providers may have interests in promoting sales of the Funds. With respect to BlackRock and its personnel, the remuneration and profitability relating to services to and sales of the Funds or other products may be greater than remuneration and profitability relating to services to and sales of certain funds or other products that might be provided or offered. BlackRock and its sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the Funds or their shareholders. BlackRock and its advisory or other personnel may
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also benefit from increased amounts of assets under management. Fees and commissions may also be higher than for other products or services, and the remuneration and profitability to BlackRock and such personnel resulting from transactions on behalf of or management of the Funds may be greater than the remuneration and profitability resulting from other funds or products.
Third parties, including service providers to BlackRock or the Fund, may sponsor events (including, but not limited to, marketing and promotional activities and presentations, educational training programs and conferences) for registered representatives, other professionals and individual investors. There is a potential conflict of interest as such sponsorships may defray the costs of such activities to BlackRock, and may provide an incentive to BlackRock to retain such third parties to provide services to the Fund.
BlackRock may provide valuation assistance to certain clients with respect to certain securities or other investments and the valuation recommendations made for such clients’ accounts may differ from the valuations for the same securities or investments assigned by a Fund’s pricing vendors, especially if such valuations are based on broker-dealer quotes or other data sources unavailable to the Fund’s pricing vendors. While BlackRock will generally communicate its valuation information or determinations to a Fund’s pricing vendors and/or fund accountants, there may be instances where the Fund’s pricing vendors or fund accountants assign a different valuation to a security or other investment than the valuation for such security or investment determined or recommended by BlackRock.
As disclosed in more detail in “Determination of Net Asset Value” in this SAI, when market quotations are not readily available or are believed by BlackRock to be unreliable, a Fund’s investments are valued at fair value by BlackRock. BlackRock has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act and acts through BlackRock’s Rule 2a-5 Committee (the “2a-5 Committee”), with assistance from other BlackRock pricing committees and in accordance with BlackRock’s policies and procedures (the “Valuation Procedures”). When determining a “fair value price,” the 2a-5 Committee seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset or liability in an arm’s-length transaction. The price generally may not be determined based on what a Fund might reasonably expect to receive for selling an asset or liability at a later time or if it holds the asset or liability to maturity. While fair value determinations will be based upon all available factors that BlackRock deems relevant at the time of the determination, and may be based on analytical values determined by BlackRock using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of an asset or liability. The fair value of one or more assets or liabilities may not, in retrospect, be the price at which those assets or liabilities could have been sold during the period in which the particular fair values were used in determining a Fund’s NAV. As a result, a Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued by the 2a-5 Committee at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders and may affect the amount of revenue received by BlackRock with respect to services for which it receives an asset-based fee.
To the extent permitted by applicable law, a Fund may invest all or some of its short term cash investments in any money market fund or similarly-managed private fund advised or managed by BlackRock. In connection with any such investments, a Fund, to the extent permitted by the Investment Company Act, may pay its share of expenses of a money market fund or other similarly managed private fund in which it invests, which may result in a Fund bearing some additional expenses.
BlackRock and its directors, officers and employees, may buy and sell securities or other investments for their own accounts and may have conflicts of interest with respect to investments made on behalf of a Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers and employees of BlackRock that are the same, different from or made at different times than positions taken for the Fund. To lessen the possibility that a Fund will be adversely affected by this personal trading, the Fund, BRIL and BlackRock each have adopted a Code of Ethics in compliance with Section 17(j) of the Investment Company Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Fund’s portfolio transactions. Each Code of Ethics is also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov.
BlackRock will not purchase securities or other property from, or sell securities or other property to, a Fund, except that the Fund may in accordance with rules or guidance adopted under the Investment Company Act engage in transactions with another Fund or accounts that are affiliated with the Fund as a result of common officers, directors, or investment advisers or pursuant to exemptive orders granted to the Funds and/or BlackRock by the SEC. These transactions would be effected in circumstances in which BlackRock determined that it would be appropriate for the Fund to purchase and another client of
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BlackRock to sell, or the Fund to sell and another client of BlackRock to purchase, the same security or instrument on the same day. From time to time, the activities of a Fund may be restricted because of regulatory requirements applicable to BlackRock and/or BlackRock’s internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by BlackRock would not be subject to some of those considerations. There may be periods when BlackRock may not initiate or recommend certain types of transactions, or may otherwise restrict or limit its advice in certain securities or instruments issued by or related to companies for which BlackRock is performing advisory or other services or has proprietary positions. For example, when BlackRock is engaged to provide advisory or risk management services for a company, BlackRock may be prohibited from or limited in purchasing or selling securities of that company on behalf of a Fund, particularly where such services result in BlackRock obtaining material non-public information about the company (e.g., in connection with participation in a creditors’ committee). Similar situations could arise if personnel of BlackRock serve as directors of companies the securities of which the Funds wish to purchase or sell. However, if permitted by applicable law, and where consistent with BlackRock’s policies and procedures (including the necessary implementation of appropriate information barriers), the Funds may purchase securities or instruments that are issued by such companies, are the subject of an advisory or risk management assignment by BlackRock, or where personnel of BlackRock are directors or officers of the issuer.
BlackRock has adopted and implemented policies and procedures that are designed to address potential conflicts that arise in connection with the advisory services BlackRock provides to Funds and other clients. Certain BlackRock advisory personnel may take views, and make decisions or recommendations, that are different than or opposite those of other BlackRock advisory personnel. Certain portfolio management teams within BlackRock may make decisions or take (or refrain from taking) actions with respect to clients they advise in a manner different than or adverse to the decisions made or the actions taken (or not taken) by the Funds’ portfolio management teams. The various portfolio management teams may not share information with each other, including as a result of certain information barriers and other policies, and will not have any obligation or other duty to do so.
BlackRock has established certain information barriers and other policies to address the sharing of information between different businesses within BlackRock, including, effective on or about January 21, 2025, with respect to personnel responsible with managing portfolios and voting proxies with respect to certain index equity portfolios versus those responsible for managing portfolios and voting proxies with respect to all other portfolios. As a result of information barriers, certain units of BlackRock generally will not have access, or will have limited access, to certain information and personnel, including senior personnel, in other units of BlackRock, and generally will not manage the Funds with the benefit of information possessed by such other units. Therefore, BlackRock may not be able to review potential investments for the Funds with the benefit of information held by certain areas of BlackRock.
BlackRock may determine to move certain personnel, businesses, or business units from one side of an information barrier to the other side of the information barrier. In connection therewith, BlackRock personnel, businesses, and business units that were moved will no longer have access to the information and personnel from the side of the information barrier from which they were moved. Information obtained in connection with such changes to information barriers may limit or restrict the ability of BlackRock to engage in or otherwise effect transactions on behalf of the Funds (including purchasing or selling securities that BlackRock may otherwise have purchased or sold for a client in the absence of a change to an information barrier). Information barriers may not have their intended impact due to, for example, changes in applicable law or inadvertent crossings of the barriers, and actions by personnel on one side of a barrier may impact the potential actions of personnel on the other side of a barrier.
Although the information barriers are intended to allow for independent portfolio management decision making and proxy voting among certain BlackRock businesses, the investment activities of BlackRock for BlackRock clients, as well as BlackRock’s proprietary accounts, may nonetheless limit the investment strategies and rights of other clients (including the Funds). As BlackRock’s assets under management increases, BlackRock clients may face greater negative impacts due to ownership restrictions and limitations imposed by laws, regulations, rules, regulators, or issuers. For example, in certain circumstances where a BlackRock client invests in securities issued by companies that operate in certain industries (e.g., banking, insurance, and utilities) or in certain emerging or international markets, or are subject to regulatory or corporate ownership restrictions (e.g., with mechanisms such as poison pills in place to prevent takeovers), or where a BlackRock client invests in certain futures and derivatives, there may be limits on the aggregate amount invested by BlackRock for its clients and BlackRock’s proprietary accounts that may not be exceeded without the grant of a license or other regulatory or corporate approval, order, consent, relief, waiver or non-disapproval or, if exceeded, may cause BlackRock or its clients to be subject to enforcement actions, disgorgement of share ownership or profits, regulatory restrictions, complex compliance
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reporting, increased compliance costs or suffer disadvantages or business restrictions. In light of certain restrictions, BlackRock may also seek to make indirect investments (e.g., using derivatives) on behalf of its clients to receive exposure to certain securities in excess of the applicable ownership restrictions and limitations when legally permitted that will expose such clients to additional costs and additional risks, including any risks associated with investing in derivatives. There may be limited availability of derivatives that provide indirect exposure to an impacted security. In addition, BlackRock clients can be subject to more than one ownership limitation depending on each client’s holdings, and each ownership limitation can impact multiple securities held by the client. Certain clients or shareholders may have their own overlapping obligations to monitor their compliance with ownership limitations across their investments.
If certain aggregate ownership thresholds are reached either through the actions of BlackRock or a BlackRock client or as a result of corporate actions by the issuer, the ability of BlackRock on behalf of clients to purchase or dispose of investments, or exercise rights (including voting) or undertake business transactions, may be restricted by law, regulation, rule, or organizational documents or otherwise impaired. For example, to meet the requirements of an ownership limitation or restriction, a client may be unable to purchase or directly hold a security the client would otherwise purchase or hold. The limitation or restriction may be based on the holdings of other BlackRock clients instead of the specific client being restricted. For index funds, this means a fund may not be able to track its index as closely as it would if it was not subject to an ownership limitation or restriction because the fund cannot acquire the amount of the impacted security included in its index. BlackRock on behalf of its clients may limit purchases, sell existing investments, utilize indirect investments, utilize information barriers, or otherwise restrict, forgo, or limit the exercise of rights (including transferring, outsourcing, or limiting voting rights or forgoing the right to receive dividends) when BlackRock, in its sole discretion, deems it appropriate in light of potential regulatory or other restrictions on ownership or other consequences resulting from reaching investment thresholds. These types of restrictions could negatively impact a client’s performance or ability to meet its investment objective.
When BlackRock or a BlackRock client is subject to an ownership limitation, BlackRock may in its discretion seek permission from the applicable issuers or regulators to exceed the limitation. However, there is no guarantee that permission will be granted, or that, once granted, it will not be modified or revoked at a later date with minimal or no notice. The issuer and/or regulator may also require that BlackRock on behalf of itself and its clients take or refrain from taking certain actions in connection with the approval, order, consent, relief or non-disapproval, which BlackRock may accept if it believes the benefits outweigh the costs and may limit BlackRock from taking actions that it otherwise would take. In those circumstances where ownership thresholds or limitations must be observed, BlackRock seeks to allocate limited investment opportunities equitably among clients, taking into consideration benchmark weight and investment strategy. BlackRock may adopt certain controls designed to prevent the occurrence of a breach of any applicable ownership threshold or limits, including, for example, when ownership in certain securities nears an applicable threshold, BlackRock may limit additional purchases in such securities or, with respect to ETFs, remove such securities from the list of Deposit Securities to be delivered to the Fund in connection with purchases of Creation Units of such Fund. If client holdings of an issuer exceed an applicable threshold and BlackRock is unable to obtain relief to enable the continued holding of such investments, it may be necessary to reduce these positions to meet the applicable limitations and BlackRock or such client may be subject to regulatory actions. In these cases, the investments will be sold in a manner that BlackRock deems fair and equitable over time.
Ownership limitations are highly complex. It is possible that, despite BlackRock’s intent to either comply with or be granted permission to exceed ownership limitations, it may inadvertently breach a limit or violate the corporate or regulatory approval, order, consent, relief or non-disapproval that was obtained.
In addition to the foregoing, other ownership thresholds may trigger reporting requirements to governmental and regulatory authorities, and such reports may entail the disclosure of the identity of a client or BlackRock’s intended strategy with respect to such security or asset.
BlackRock may not serve as an Authorized Participant in the creation and redemption of iShares ETFs.
Under an ETF Services Agreement, the Fund has, when applicable, retained BRIL, an affiliate of BFA, to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units of the Fund (“ETF Services”). BRIL has engaged Citibank, N.A. (“Citibank”) as a subcontractor to provide certain ETF Services. BRIL retains a portion of the standard transaction fee received from Authorized Participants on each creation or redemption order from the Authorized Participant for the ETF Services provided. BlackRock collaborated with, and received payment from, Citibank on the design and development of the ETF Services platform. Citibank has, and from time to time may develop, additional relationships with BlackRock or funds managed by BFA and its affiliates.
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In order to defray transaction expenses and protect against possible shareholder dilution, the Fund may collect certain fees from Authorized Participants in connection with cash substitutions for creation and redemption transactions. While BlackRock uses good faith estimates of the expected costs to the Fund in determining the rates for fees collected by the Fund related to creation and redemption activity, BlackRock may have incentives to improve Fund performance through the collection of these fees. As these charges are based on estimates, where the charges exceed actual transaction-related costs and/or expenses incurred by the Fund, Fund performance could improve as a result. BlackRock has established processes to oversee the determination of these estimates in an effort to mitigate this conflict.
BlackRock may maintain securities indices. To the extent permitted by applicable laws, the Funds may seek to license and use such indices as part of their investment strategy. Index based funds that seek to track the performance of securities indices also may use the name of the index or index provider in the fund name. Index providers, including BlackRock (to the extent permitted by applicable law), may be paid licensing fees for use of their index or index name. In instances where BlackRock charges a unitary management fee, BlackRock may have a financial incentive to use a BlackRock index that is less costly to BlackRock than a third party index. BlackRock may benefit from the Funds using BlackRock indices by creating increasing acceptance in the marketplace for such indices. BlackRock is not obligated to license its indices to a Fund and the Funds are under no obligation to use BlackRock indices. Any Fund that enters into a license for a BlackRock index cannot be assured that the terms of any index licensing agreement with BlackRock will be as favorable as those terms offered to other licensees.
BlackRock may enter into contractual arrangements with third-party service providers to a Fund (e.g., custodians, administrators and index providers) pursuant to which BlackRock receives fee discounts or concessions in recognition of BlackRock’s overall relationship with such service providers. BlackRock may also enter into contractual arrangements with such service providers pursuant to which BlackRock incurs additional costs if the service provider’s services are terminated with respect to a Fund. To the extent that BlackRock is responsible for paying service providers out of its fees that it receives from the Funds, the benefits of lower fees, including any fee discounts or concessions, or any additional savings, may accrue, in whole or in part, to BlackRock, which could result in conflicts of interest relating to the use or termination of service providers to a Fund. In addition, conflicts of interest may arise with respect to contractual arrangements with third-party service providers to a Fund, or the selection of such providers, particularly in circumstances where BlackRock is negotiating on behalf of both funds that have a unitary management fee and those that do not or different service providers have different fee structures.
Conflicts of interest may arise as a result of simultaneous investment management of multiple client accounts by the BlackRock’s investment professionals. For example, differences in the advisory fee structure may create the appearance of actual or potential conflicts of interest because such differences could create pecuniary incentives for BlackRock to favor one client account over another.
BlackRock owns or has an ownership interest in certain trading, portfolio management, operations and/ or information systems used by Fund service providers. These systems are, or will be, used by a Fund service provider in connection with the provision of services to accounts managed by BlackRock and funds managed and sponsored by BlackRock, including the Funds, that engage the service provider (typically the custodian). A Fund’s service provider remunerates BlackRock for the use of the systems. A Fund service provider’s payments to BlackRock for the use of these systems may enhance the profitability of BlackRock.
BlackRock’s receipt of fees from a service provider in connection with the use of systems provided by BlackRock may create an incentive for BlackRock to recommend that a Fund enter into or renew an arrangement with the service provider.
In recognition of a BlackRock client’s overall relationship with BlackRock, BlackRock may offer special pricing arrangements for certain services provided by BlackRock. Any such special pricing arrangements will not affect Fund fees and expenses applicable to such client’s investment in a Fund.
Present and future activities of BlackRock and its directors, officers and employees, in addition to those described in this section, may give rise to additional conflicts of interest.
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Investment Advisory, Administrative and Distribution Services
Investment Adviser.  BFA serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Trust, on behalf of the Fund, and BFA. BFA is a California corporation indirectly owned by BlackRock, Inc. and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the investment advisory agreement, BFA, subject to the supervision of the Board and in conformity with the stated investment policies of the Fund, manages and administers the Trust and the investment of the Fund’s assets. BFA is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of the Fund.
Pursuant to the investment advisory agreement, BFA may, from time to time, in its sole discretion and to the extent permitted by applicable law, appoint one or more sub-advisers, including, without limitation, affiliates of BFA, to perform investment advisory or other services with respect to the Fund. In addition, BFA may delegate certain of its investment advisory functions under the investment advisory agreement to one or more of its affiliates to the extent permitted by applicable law. BFA may terminate any or all sub-advisers or such delegation arrangements in its sole discretion upon appropriate notice at any time to the extent permitted by applicable law.
BFA is responsible, under the investment advisory agreement, for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. BFA is not responsible for, and the Fund will bear, the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, and litigation expenses and any extraordinary expenses (as determined by a majority of the Independent Trustees).
For its investment advisory services to the Fund in the table below, BFA is entitled to an annual investment advisory fee equal to the rate indicated below of the average daily value of the Fund’s net assets. The fees are accrued daily and typically paid monthly by the Fund.
Fund	Annual Rate
iShares Core MSCI Europe ETF	0.09%
BFA may from time to time voluntarily waive and/or reimburse fees or expenses to reduce the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.
For the fiscal years noted below, the following table sets forth the management fees owed before any waivers and/or reimbursements and any fees or expenses waived and/or reimbursed:

Management Fees Paid for the Fiscal Year Ended July 31, 2025	Waivers and Reimbursements of Fees and Expenses for the Fiscal Year Ended July 31, 2025	Management Fees Paid for the Fiscal Year Ended July 31, 2024	Waivers and Reimbursements of Fees and Expenses for the Fiscal Year Ended July 31, 2024	Management Fees Paid for the Fiscal Year Ended July 31, 2023	Waivers and Reimbursements of Fees and Expenses for the Fiscal Year Ended July 31, 2023
$4,584,055	N/A	$3,911,942	N/A	$3,543,807	N/A
The investment advisory agreement with respect to the Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board, or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a majority of the Board members who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval.
The investment advisory agreement with respect to the Fund is terminable without penalty, on 60 days’ notice, by the Board or by a vote of the holders of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act). The
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investment advisory agreement is also terminable upon 60 days’ notice by BFA and will terminate automatically in the event of its assignment (as defined in the 1940 Act).
Portfolio Managers.  As of July 31, 2025, the individuals named as Portfolio Managers in the Fund's Prospectus were also primarily responsible for the day-to-day management of other iShares funds and certain other types of portfolios and/or accounts as follows:

Jennifer Hsui
Types of Accounts	Number	Total Assets
Registered Investment Companies	378	$2,868,315,400,000
Other Pooled Investment Vehicles	123	92,677,100,000
Other Accounts	0	N/A

Matt Waldron
Types of Accounts	Number	Total Assets
Registered Investment Companies	366	$2,862,142,200,000
Other Pooled Investment Vehicles	146	354,643,100,000
Other Accounts	74	166,574,100,000

Peter Sietsema
Types of Accounts	Number	Total Assets
Registered Investment Companies	373	$2,869,481,500,000
Other Pooled Investment Vehicles	210	898,693,700,000
Other Accounts	63	657,918,500,000

Steven White
Types of Accounts	Number	Total Assets
Registered Investment Companies	365	$2,861,866,400,000
Other Pooled Investment Vehicles	7	191,800,000
Other Accounts	0	N/A
Pursuant to BFA’s policy, investment opportunities are allocated equitably among the Fund and other portfolios and accounts. For example, under certain circumstances, an investment opportunity may be restricted due to limited supply in the market, legal constraints or other factors, in which event the investment opportunity will be allocated equitably among those portfolios and accounts, including the Fund, seeking such investment opportunity. As a consequence, from time to time the Fund may receive a smaller allocation of an investment opportunity than it would have if the Portfolio Managers and BFA and its affiliates did not manage other portfolios or accounts.
Like the Fund, the other portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day portfolio management generally pay an asset-based fee to BFA or its affiliates, as applicable, for its advisory services. One or more of those other portfolios or accounts, however, may pay BFA or its affiliates a performance-based fee in lieu of, or in addition to, an asset-based fee for its advisory services. A portfolio or account with a performance-based fee would pay BFA or its affiliates a portion of that portfolio’s or account’s gains, or would pay BFA or its affiliates more for its services than would otherwise be the case if BFA or any of its affiliates meets or exceeds specified performance targets. Performance-based fee arrangements could present an incentive for BFA or its affiliates to devote greater resources, and allocate more investment opportunities, to the portfolios or accounts that have those fee arrangements, relative to other portfolios or accounts, in order to earn larger fees. Although BFA and each of its affiliates have an obligation to allocate resources and opportunities equitably among portfolios and accounts and intend to do so, shareholders of the Fund should be aware that, as with any group of portfolios and accounts managed by an investment adviser and/or its affiliates pursuant to varying fee arrangements, including performance-based fee arrangements, there is the potential for a conflict of interest, which may result in the Portfolio Managers favoring those portfolios or accounts with performance-based fee arrangements.
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The tables below show, for each Portfolio Manager, the number of portfolios or accounts of the types set forth in the above tables and the aggregate of total assets in those portfolios or accounts with respect to which the investment management fees are based on the performance of those portfolios or accounts as of July 31, 2025:

Jennifer Hsui
Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	N/A
Other Pooled Investment Vehicles	0	N/A
Other Accounts	0	N/A

Matt Waldron
Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	N/A
Other Pooled Investment Vehicles	0	N/A
Other Accounts	0	N/A

Peter Sietsema
Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	N/A
Other Pooled Investment Vehicles	0	N/A
Other Accounts	0	N/A

Steven White
Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	N/A
Other Pooled Investment Vehicles	0	N/A
Other Accounts	0	N/A
Portfolio Manager Compensation Overview
The discussion below describes the Portfolio Managers' compensation as of July 31, 2025.
BlackRock, Inc.'s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock, Inc.
Each portfolio manager receives base compensation based on their position with the firm, as well as retirement and other benefits offered to all BlackRock employees. Additionally, each portfolio manager receives discretionary incentive compensation, determined based on several components, including: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the performance of portfolios managed by the portfolio manager and the team relative to the portfolios’ investment objectives (which in the case of index ETFs would be how closely the ETF tracks its underlying index), and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. Discretionary incentive compensation is paid in cash up to a certain threshold with the remaining portion represented by deferred BlackRock, Inc. stock awards. In some cases, additional deferred BlackRock, Inc. stock may be
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granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance.
As of July 31, 2025, the Portfolio Managers did not beneficially own shares of the Fund.
Codes of Ethics.  The Trust, BFA and the Distributor have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. The codes of ethics permit personnel subject to the codes of ethics to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Fund. Each code of ethics is available by contacting BlackRock at the telephone number on the back cover of the Fund’s Prospectus or by accessing the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov.
Anti-Money Laundering Requirements.  The Fund is subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, the Fund may request information from Authorized Participants to enable it to form a reasonable belief that it knows the true identity of its Authorized Participants. This information will be used to verify the identity of Authorized Participants or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.
The Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. The Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is the Fund's policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.
Administrator, Custodian and Transfer Agent.
Citibank serves as administrator, custodian and transfer agent for the Fund under the Master Services Agreement (the “Master Services Agreement”). Citibank’s principal address is 388 Greenwich Street, New York, NY 10013. Pursuant to the Master Services Agreement with the Trust, Citibank provides necessary administrative, tax and accounting and financial reporting services for the maintenance and operations of the Trust and the Fund. In addition, Citibank makes available the office space, equipment, personnel and facilities required to provide such services. Pursuant to the Master Services Agreement with the Trust, Citibank maintains, in separate accounts, cash, securities and other assets of the Trust and the Fund, keeps all necessary accounts and records and provides other services. Citibank is required, upon the order of the Trust, to deliver securities held by Citibank and to make payments for securities purchased by the Trust for the Fund. Citibank is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the U.S. Pursuant to the Master Services Agreement with the Trust, Citibank acts as a transfer agent for the Fund’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for these services, Citibank receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by BFA. BFA pays the compensation because it has agreed to pay these operating expenses under the Investment Advisory Agreement as described therein.
Prior to August 11, 2025, State Street Bank and Trust Company (“State Street”) served as administrator, custodian and transfer agent for the Fund.
JPMorgan serves as custodian for the Fund in connection with certain securities lending activities under a Custody Services Agreement. JPMorgan’s principal address is 383 Madison Avenue, 11th Floor, New York, NY 10179. Pursuant to the Custody Services Agreement with BTC and the Trust, JPMorgan provides custody and related services required to facilitate securities lending by the Fund. JPMorgan maintains custody as may be necessary to facilitate Fund securities lending activity in coordination with other funds, maintains custodial records and provides other services. As compensation for these services, JPMorgan receives certain fees and expenses paid by BTC from its compensation for its services as securities lending agent.
Distributor.  The Distributor's principal address is 50 Hudson Yards, New York, NY 10001. Shares are continuously offered for sale by the Fund through the Distributor or its agent only in Creation Units, as described in the Prospectus and below in the Creation and Redemption of Creation Units section of this SAI. Fund shares in amounts less than Creation Units are generally not distributed by the Distributor or its agent. The Distributor or its agent will arrange for the delivery of the Prospectus and, upon request, this SAI to persons purchasing Creation Units and will maintain records of both orders placed with it or its agents and confirmations of acceptance furnished by it or its agents. The Distributor is a broker-dealer registered under the
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Securities Exchange Act of 1934, as amended (the “1934 Act”), and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is also licensed as a broker-dealer in all 50 U.S. states, as well as in Puerto Rico, the U.S. Virgin Islands and the District of Columbia.
The Distribution Agreement for the Fund provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days' prior written notice to the other party following (i) the vote of a majority of the Independent Trustees, or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).
The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Fund shares. Such Soliciting Dealers may also be Authorized Participants (as described below), DTC participants and/or investor services organizations.
BFA or its affiliates may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of shares.
Securities Lending.  To the extent that the Fund engages in securities lending, the Fund conducts its securities lending pursuant to SEC exemptive relief, and BTC acts as securities lending agent for the Fund, subject to the overall supervision of BFA, pursuant to a written agreement (the “Securities Lending Agency Agreement”).
The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent. Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees as defined below), and any fees or other payments to and from borrowers of securities. As securities lending agent, BTC bears all operational costs directly related to securities lending, including custodial costs of JPMorgan. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA (the “collateral investment fees”); however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. Such money market fund shares will not be subject to a sales load, redemption fee, distribution fee or service fee.
To the extent that a Fund invests cash collateral in a non-government money market fund, the Fund may be subject to a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, a Fund will be subject to a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the liquidity costs are de minimis (i.e., less than one basis point (0.01%)). The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day. The imposition of any such discretionary or mandatory liquidity fee would reduce the Fund's returns on securities lending.
Under the securities lending program, the Fund is categorized into one of several specific asset classes. The determination of the Fund’s asset class category (fixed-income, domestic equity, international equity or fund-of-funds), each of which may be subject to a different fee arrangement, is based on a methodology agreed to by the Trust and BTC.
Pursuant to the current Securities Lending Agency Agreement:
(i) international equity funds, such as the Fund (“International Equity Funds”), retain 82% of securities lending income (which excludes collateral investment fees), and (ii) this amount can never be less than 70% of the sum of securities lending income plus collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income (which includes, for this purpose, collateral investment fees) earned across the iShares Complex (as defined in the Management—Trustees and Officers section of this SAI) in a calendar year exceeds specified thresholds, each applicable international equity fund,
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pursuant to the current Securities Lending Agency Agreement, will receive for the remainder of that calendar year securities lending income as follows:
(i) 85% of securities lending income (which excludes collateral investment fees); and (ii) this amount can never be less than 70% of the sum of securities lending income plus collateral investment fees.
The services provided to the Fund by BTC in the most recent fiscal year ended July 31, 2025 primarily included the following:
(1) selecting borrowers from an approved list of borrowers and executing a securities lending agreement as agent on behalf of the Fund with each such borrower;
(2) negotiating the terms of securities loans, including the amount of fees;
(3) directing the delivery of loaned securities;
(4) monitoring the daily value of the loaned securities and directing the payment of additional collateral or the return of excess collateral, as necessary;
(5) investing cash collateral received in connection with any loaned securities;
(6) monitoring distributions on loaned securities (for example, interest and dividend activity);
(7) in the event of default by a borrower with respect to any securities loan, using the collateral or the proceeds of the liquidation of collateral to purchase replacement securities of the same issue, type, class and series as that of the loaned securities; and
(8) terminating securities loans and arranging for the return of loaned securities to the Fund at loan termination.
The following tables show the dollar amounts of income and fees/compensation related to the securities lending activities of the Fund during its most recent fiscal year ended July 31, 2025.
Fund	iShares Core MSCI Europe ETF
Gross income from securities lending activities	$1,450,413
Fees and/or compensation for securities lending activities and related services
Securities lending income paid to BTC for services as securities lending agent	66,949
Cash collateral management expenses not included in securities lending income paid to BTC	10,757
Administrative fees not included in securities lending income paid to BTC	0
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Fund	iShares Core MSCI Europe ETF
Indemnification fees not included in securities lending income paid to BTC	0
Rebates (paid to borrowers)	1,066,625
Other fees not included in securities lending income paid to BTC	0
Aggregate fees/compensation for securities lending activities	$1,144,331
Net income from securities lending activities	$306,082
Payments by BFA and its Affiliates.  BFA and/or its affiliates (“BFA Entities”) pay certain broker-dealers, registered investment advisers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Fund and other funds or products sponsored and/or advised by BFA Entities (collectively for purposes of this section, the “Products”). BFA Entities make these payments from their own assets and not from the assets of the Fund. Although a portion of BFA Entities’ revenue comes directly or indirectly in part from fees paid by the Fund or other Products (including, if applicable, any underlying Products held by the Fund), these payments do not increase the price paid by investors for the purchase of shares of, or the cost of owning, the Fund or other Products. BFA Entities make payments for Intermediaries’ participation in activities that are designed to make registered representatives, other professionals and individual investors more knowledgeable about exchange-traded products, including the Fund and other Products, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems (“Education Costs”). BFA Entities also make payments to Intermediaries for certain printing, publishing and mailing costs or materials relating to the Fund or other Products (“Publishing Costs”). In addition, BFA Entities make payments to Intermediaries that make shares of the Fund or other Products available to their clients, in some cases at a waived or reduced commission rate or ticket charge, develop new products that feature iShares, create educational content about the Fund or other Products that is featured on an Intermediary’s platform, or otherwise promote the Fund or other Products. BFA Entities may also reimburse expenses or make payments from their own assets to Intermediaries or other persons in consideration of services or other activities that the BFA Entities believe may benefit the business of the BFA Entities or facilitate investment in the Fund or other Products. Payments of the type described above are sometimes referred to as revenue-sharing payments.
Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your salesperson or other investment professional may also be significant for your salesperson or other investment professional. Because an Intermediary may make decisions about which investment options it will recommend or make available to its clients, what services to provide for various products or what marketing content to make available to its clients based on payments it receives or is eligible to receive, such payments may create conflicts of interest between the Intermediary and its clients. These financial incentives may cause the Intermediary to recommend the Fund or other Products or otherwise promote the Fund or other Products over other investments. The same conflicts of interest and financial incentives exist with respect to your salesperson or other investment professional if he or she receives similar payments from his or her Intermediary firm.
In addition to the payments described above, BFA Entities have developed proprietary tools, calculators and related interactive or digital content that is made available through the www.blackrock.com website at no additional cost to Intermediaries. BlackRock may configure these tools and calculators and localize the content for Intermediaries as part of its customary digital marketing support and promotion of the Fund or other Products.
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As of March 1, 2013, BFA Entities have contractual arrangements to make payments (in addition to payments for Education Costs or Publishing Costs) to one Intermediary, Fidelity Brokerage Services LLC (“FBS”). Effective June 4, 2016, this relationship was expanded to include National Financial Services, LLC (“NFS”), an affiliate of FBS. Pursuant to this special, long-term and significant arrangement (the “Marketing Program”), FBS, NFS and certain of their affiliates (collectively “Fidelity”) have agreed, among other things, to actively promote certain funds and Products to customers, investment professionals and other intermediaries and in advertising campaigns as the preferred exchange-traded product, to offer certain funds and Products in certain Fidelity platforms and investment programs, in some cases at a waived or reduced commission rate or ticket charge, and to provide marketing data to BFA Entities. BFA Entities have agreed to facilitate the Marketing Program by, among other things, making certain payments to FBS and NFS for marketing and implementing certain brokerage and investment programs. Upon termination of the arrangement, the BFA Entities will make additional payments to FBS and/or NFS based upon a number of criteria, including the overall success of the Marketing Program and the level of services provided by FBS and NFS during the wind-down period.
In addition, BFA Entities have entered into other contractual arrangements with Intermediaries and certain other third parties that the BFA Entities believe may benefit the business of the BFA Entities or facilitate investment in the Fund or certain Products. Such agreements can include payments by BFA Entities to such Intermediaries and third parties for data collection and provision, technology support, platform enhancement, or educational content, co-marketing and cross-promotional efforts. In certain cases, such payments to Intermediaries are subject to certain minimum payment levels or tiered payments. With respect to certain funds and Products, payments by the BFA Entities may take the form of, among other things, “due diligence” payments for an Intermediary’s review of such funds and Products; payment for providing employee training and information relating to such funds and Products; fees for access (in some cases on a preferential basis) to an Intermediary’s registered representatives, salespersons or other personnel, fees for maintaining an Intermediary’s investor platform, “shelf space” payments for making such funds and Products available on the Intermediary’s platform or fees for providing assistance in promoting the sale of such funds and Products. In such cases, the payments to Intermediaries may be tiered or based on a percentage of the value of the funds and Products held by customers of the applicable Intermediary and may also be subject to minimum payment levels. Payments made pursuant to such arrangements may vary in any year and may be different for different Intermediaries and third parties and may reflect different services provided. As of the date of this SAI, the Intermediaries and other third parties (or their respective affiliates) receiving one or more types of the contractual payments described above include (in addition to FBS and NFS): &Partners, Advisor Credit Exchange, AE Wealth Management, LLC, American Enterprise Investment Services, Inc., Avantax Investment Services, Inc., BNY Mellon Capital Markets, LLC, BNY Mellon Performance & Risk Analytics, LLC, Cetera Financial Group, Inc., Charles Schwab & Co., Inc., Clearstream Fund Centre AG, Commonwealth Equity Services, LLC, Dorsey Wright and Associates, LLC, Dynasty Financial Partners LLC, E*Trade Securities LLC, Envestnet Asset Management, Inc., iCapital Markets LLC, Interactive Brokers LLC, LPL Financial LLC, Merrill Lynch, Pierce, Fenner & Smith Incorporated, MML Investors Services, LLC, Morgan Stanley Smith Barney LLC, Northwestern Mutual Investment Services, LLC, Orion Portfolio Solutions, LLC, Pershing LLC, Raymond James Financial Services, Inc., Riskalyze, Inc., Sanctuary Wealth Group, LLC, UBS Financial Services Inc., Wells Fargo Clearing Services, LLC and Wells Fargo Advisors Financial Network, LLC. Any additions, modifications, or deletions to Intermediaries and other third parties listed above that have occurred since the date of this SAI are not included in the list.
Further, BFA Entities make Education Costs and Publishing Costs payments to other Intermediaries that are not listed in the immediately preceding paragraph. BFA Entities may determine to make such payments based on any number of metrics. For example, BFA Entities may make payments at year-end or other intervals in a fixed amount, an amount based upon an Intermediary’s services at defined levels or an amount based on the Intermediary’s net sales of one or more Products, including the Fund, in a year or other period, any of which arrangements may include an agreed-upon minimum or maximum payment, or any combination of the foregoing. Please contact your salesperson or other investment professional for more information regarding any such payments or financial incentives his or her Intermediary firm may receive. Any payments made, or financial incentives offered, by the BFA Entities to an Intermediary may create the incentive for the Intermediary to encourage customers to buy shares of the Fund or other Products.
The Fund may participate in certain market maker incentive programs of a national securities exchange in which an affiliate of the Fund would pay a fee to the exchange used for the purpose of incentivizing one or more market makers in the securities of the Fund to enhance the liquidity and quality of the secondary market of securities of the Fund. The fee would then be credited by the exchange to one or more market makers that meet or exceed liquidity and market quality standards with respect to the securities of the Fund. Each market maker incentive program is subject to approval from the SEC. Any such fee payments made to an exchange will be made by an affiliate of the Fund solely for the benefit of the Fund and will not be paid from any Fund assets. Other funds managed by BFA may also participate in such programs.
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Determination of Net Asset Value
Valuation of Shares. The NAV for the Fund is generally calculated as of the close of regular trading hours on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each business day the NYSE is open. Valuation of assets held by the Fund is as follows:
Equity Investments. Equity securities traded on a recognized securities exchange (e.g., NYSE), on separate trading boards of a securities exchange or through a market system that provides contemporaneous transaction pricing information (each an “Exchange”) are valued using information obtained via independent pricing services, generally at the Exchange closing price or, if an Exchange closing price is not available, the last traded price on that Exchange prior to the time as of which the assets or liabilities are valued. However, under certain circumstances, other means of determining current market value may be used. If an equity security is traded on more than one Exchange, the current market value of the security where it is primarily traded generally will be used. In the event that there are no sales involving an equity security held by the Fund on a day on which the Fund values such security, the prior day’s price will be used, unless BFA determines that such prior day’s price no longer reflects the fair value of the security, in which case such asset would be treated as a Fair Value Asset (as defined below).
Options, Futures, Swaps and Other Derivatives. Exchange-traded equity options (except ETF options, equity index options or those that are customized) for which market quotations are readily available are valued at the mean of the last bid and ask prices as quoted on the Exchange or the board of trade on which such options are traded. In the event that there is no mean price available for such exchange traded equity option held by the Fund on a day on which the Fund values such option, the last bid (long positions) or ask (short positions) price, if available, will be used as the value of such option. If no bid or ask price is available on a day on which the Fund values such option, the prior day’s price will be used, unless BFA determines that such prior day’s price no longer reflects the fair value of the option, in which case such option will be treated as a Fair Value Asset. Customized exchange-traded equity options, ETF options, equity index options and OTC derivatives, may be valued using a mathematical model which may incorporate a number of market data factors. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price or settle price as of the close of such exchanges. Swap agreements and other derivatives are generally valued daily based upon quotations from market makers or by a pricing service in accordance with the Valuation Procedures.
Underlying Funds. Shares of underlying open-end funds (including money market funds) are valued at NAV. Shares of underlying exchange-traded closed-end funds or other ETFs will be valued at their most recent closing price.
General Valuation Information. Prices obtained from independent third-party pricing services, broker-dealers or market makers to value the Fund’s securities and other assets and liabilities are based on information available at the time the Fund values its assets and liabilities. In the event that a pricing service quotation is revised or updated subsequent to the day on which the Fund valued such security, the revised pricing service quotation generally will be applied prospectively. Such determination will be made considering pertinent facts and circumstances surrounding the revision.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for assets that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investment may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
All cash, receivables and current payables are carried on the Fund’s books at their fair value.
In the event that application of the methods of valuation discussed above result in a price for a security which is deemed not to be representative of the fair market value of such security, the security will be valued by, under the direction of or in accordance with a method approved by BFA, the Fund’s valuation designee, as reflecting fair value. All other assets and liabilities (including securities for which market quotations are not readily available) held by the Fund (including restricted securities) are valued at fair value as determined in good faith by BFA pursuant to the Valuation Procedures. Any assets and liabilities which are denominated in a foreign currency are translated into U.S. dollars at the prevailing market rates.
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Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used in the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Fair Value. When market quotations are not readily available or are believed by BFA to be unreliable, the Fund’s investments are valued at fair value (“Fair Value Assets”). Fair Value Assets are valued by BFA in accordance with the Valuation Procedures. Pursuant to Rule 2a-5 under the Investment Company Act, the Board of Trustees has designated BFA as the valuation designee for the respective Funds for which it serves as investment adviser. BFA may reasonably conclude that a market quotation is not readily available or is unreliable if, among other things, a security or other asset or liability does not have a price source due to its complete lack of trading, if BFA believes a market quotation from a broker-dealer or other source is unreliable (e.g., where it varies significantly from a recent trade, or no longer reflects the fair value of the security or other asset or liability subsequent to the most recent market quotation), or where the security or other asset or liability is only thinly traded or due to the occurrence of a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if BFA determines, in its reasonable business judgment, that an event has occurred after the close of trading for an asset or liability but prior to or at the time of pricing the Fund’s assets or liabilities, is likely to cause a material change to the last exchange closing price or closing market price of one or more assets held by, or liabilities of, the Fund. On any day the NYSE is open and a foreign market or the primary exchange on which a foreign asset or liability is traded is closed, such asset or liability will be valued using the prior day’s price, provided that BFA is not aware of any significant event or other information that would cause such price to no longer reflect the fair value of the asset or liability, in which case such asset or liability would be treated as a Fair Value Asset.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
BFA’s Rule 2a-5 Committee is responsible for reviewing and approving methodologies by investment type and significant inputs used in the fair valuation of Fund assets or liabilities. In addition, the Fund’s accounting agent assists BFA by periodically endeavoring to confirm the prices it receives from all third-party pricing services, index providers and broker-dealers. BFA regularly evaluates the values assigned to the securities and other assets and liabilities of the Fund.
When determining the price for a Fair Value Asset, BFA will seek to determine the price that the Fund might reasonably expect to receive from the current sale of that asset or liability in an arm’s-length transaction on the date on which the asset or liability is being valued, and does not seek to determine the price the Fund might reasonably expect to receive for selling an asset or liability at a later time or if it holds the asset or liability to maturity. Fair value determinations will be based upon all available factors that BFA deems relevant at the time of the determination, and may be based on analytical values determined by BFA using proprietary or third-party valuation models.
Fair value represents a good faith approximation of the value of an asset or liability. When determining the fair value of an investment, one or more fair value methodologies may be used (depending on certain factors, including the asset type). For example, the investment may be initially priced based on the original cost of the investment or, alternatively, using proprietary or third-party models that may rely upon one or more unobservable inputs. Prices of actual, executed or historical transactions in the relevant investment (or comparable instruments) or, where appropriate, an appraisal by a third-party experienced in the valuation of similar instruments, may also be used as a basis for establishing the fair value of an investment.
The fair value of one or more assets or liabilities may not, in retrospect, be the price at which those assets or liabilities could have been sold during the period in which the particular fair values were used in determining the Fund’s NAV. As a result, the Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.
The Fund’s annual audited financial statements, which are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”), follow the requirements for valuation set forth in Financial Accounting Standards Board Accounting Standards Codification Topic 820, “Fair Value Measurements and Disclosures” (“ASC 820”), which defines and establishes a framework for measuring fair value under US GAAP and expands financial statement disclosure requirements relating to fair value measurements.
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Generally, ASC 820 and other accounting rules applicable to funds and various assets in which they invest are evolving. Such changes may adversely affect the Fund. For example, the evolution of rules governing the determination of the fair market value of assets or liabilities, to the extent such rules become more stringent, would tend to increase the cost and/or reduce the availability of third-party determinations of fair market value. This may in turn increase the costs associated with selling assets or affect their liquidity due to the Fund’s inability to obtain a third-party determination of fair market value.
Brokerage Transactions
Subject to policies established by the Board, BFA is primarily responsible for the execution of the Fund’s portfolio transactions and the allocation of brokerage. BFA does not execute transactions through any particular broker or dealer, but seeks to obtain the best net results for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution, operational facilities of the firm and the firm’s risk and skill in positioning blocks of securities. While BFA generally seeks reasonable trade execution costs, the Fund does not necessarily pay the lowest spread or commission available, and payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions. Subject to applicable legal requirements, BFA may select a broker based partly upon brokerage or research services provided to BFA and its clients, including the Fund. In return for such services, BFA may cause the Fund to pay a higher commission than other brokers would charge if BFA determines in good faith that the commission is reasonable in relation to the services provided.
In selecting brokers or dealers to execute portfolio transactions, BFA seeks to obtain the best price and most favorable execution for the Fund and may take into account a variety of factors including: (i) the size, nature and character of the security or instrument being traded and the markets in which it is purchased or sold; (ii) the desired timing of the transaction; (iii) BFA’s knowledge of the expected commission rates and spreads currently available; (iv) the activity existing and expected in the market for the particular security or instrument, including any anticipated execution difficulties; (v) the full range of brokerage services provided; (vi) the broker’s or dealer’s capital; (vii) the quality of research and research services provided; (viii) the reasonableness of the commission, dealer spread or its equivalent for the specific transaction; and (ix) BFA’s knowledge of any actual or apparent operational problems of a broker or dealer. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, thinly traded securities, or other circumstances.
Section 28(e) of the 1934 Act (“Section 28(e)”) permits a U.S. investment adviser, under certain circumstances, to cause an account to pay a broker or dealer a commission for effecting a transaction in securities that exceeds the amount another broker or dealer would have charged for effecting the same transaction in recognition of the value of brokerage and research services provided by that broker or dealer. This includes commissions paid on riskless principal transactions in securities under certain conditions.
From time to time, the Fund may purchase new issues of securities in a fixed price offering. In these situations, the broker may be a member of the selling group that will, in addition to selling securities, provide BFA with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the broker will provide research “credits” in these situations at a rate that is higher than that available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).
The Fund anticipates that brokerage transactions involving foreign equity securities generally will be conducted primarily on the principal stock exchanges of the applicable country. Foreign equity securities may be held by the Fund in the form of depositary receipts, or other securities convertible into foreign equity securities. Depositary receipts may be listed on stock exchanges, or traded in OTC markets in the U.S. or Europe, as the case may be. ADRs, like other securities traded in the U.S., will be subject to negotiated commission rates.
OTC issues, including most fixed-income securities such as corporate debt and U.S. Government securities, are normally traded on a “net” basis without a stated commission, through dealers acting for their own account and not as brokers. The Fund will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer with respect to both foreign and domestic securities will generally include a “spread,” which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer’s normal profit.
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Under the 1940 Act, persons affiliated with the Fund and persons who are affiliated with such affiliated persons are prohibited from dealing with the Fund as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC. Since transactions in the OTC market usually involve transactions with the dealers acting as principal for their own accounts, the Fund will not deal with affiliated persons and affiliated persons of such affiliated persons in connection with such transactions. The Fund will not purchase securities during the existence of any underwriting or selling group relating to such securities of which BFA, BRIL or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Board in accordance with Rule 10f-3 under the 1940 Act.
Purchases of money market instruments by the Fund are made from dealers, underwriters and issuers. The Fund does not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer.
BFA may, from time to time, effect trades on behalf of and for the account of the Fund with brokers or dealers that are affiliated with BFA, in conformity with Rule 17e-1 under the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions.
Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid.
Investment decisions for the Fund and for other investment accounts managed by BFA and the other Affiliates are made independently of each other in light of differing conditions. A variety of factors will be considered in making investment allocations. These factors include: (i) investment objectives or strategies for particular accounts, including sector, industry, country or region and capitalization weightings; (ii) tax considerations of an account; (iii) risk or investment concentration parameters for an account; (iv) supply or demand for a security at a given price level; (v) size of available investment; (vi) cash availability and liquidity requirements for accounts; (vii) regulatory restrictions; (viii) minimum investment size of an account; (ix) relative size of account; and (x) such other factors as may be approved by BlackRock’s general counsel. Moreover, investments may not be allocated to one client account over another based on any of the following considerations: (i) to favor one client account at the expense of another; (ii) to generate higher fees paid by one client account over another or to produce greater performance compensation to BlackRock; (iii) to develop or enhance a relationship with a client or prospective client; (iv) to compensate a client for past services or benefits rendered to BlackRock or to induce future services or benefits to be rendered to BlackRock; or (v) to manage or equalize investment performance among different client accounts. BFA and the other Affiliates may deal, trade and invest for their own respective accounts in the types of securities in which the Fund may invest.
Initial public offerings (“IPOs”) of securities may be over-subscribed and subsequently trade at a premium in the secondary market. When BFA is given an opportunity to invest in such an initial offering or “new” or “hot” issue, the supply of securities available for client accounts is often less than the amount of securities the accounts would otherwise take. In order to allocate these investments fairly and equitably among client accounts over time, each portfolio manager or a member of his or her respective investment team will indicate to BFA’s trading desk their level of interest in a particular offering with respect to eligible clients’ accounts for which that team is responsible. IPOs of U.S. equity securities will be identified as eligible for particular client accounts that are managed by portfolio teams who have indicated interest in the offering based on market capitalization of the issuer of the security and the investment mandate of the client account and in the case of international equity securities, the country where the offering is taking place and the investment mandate of the client account. Generally, shares received during the IPO will be allocated among participating client accounts within each investment mandate on a pro rata basis. This pro rata allocation may result in the Fund receiving less of a particular security than if pro-rating had not occurred. All allocations of securities will be subject, where relevant, to share minimums established for accounts and compliance constraints. In situations where supply is too limited to be allocated among all accounts for which the investment is eligible, portfolio managers may rotate such investment opportunities among one or more accounts so long as the rotation system provides for fair access for all client accounts over time. Other allocation methodologies that are considered by BFA to be fair and equitable to clients may be used as well.
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Because different accounts may have differing investment objectives and policies, BFA may buy and sell the same securities at the same time for different clients based on the particular investment objective, guidelines and strategies of those accounts. For example, BFA may decide that it may be entirely appropriate for a growth fund to sell a security at the same time a value fund is buying that security. To the extent that transactions on behalf of more than one client of BFA or the other Affiliates during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. For example, sales of a security by BlackRock on behalf of one or more of its clients may decrease the market price of such security, adversely impacting other BlackRock clients that still hold the security. If purchases or sales of securities arise for consideration at or about the same time that would involve the Fund or other clients or funds for which BFA or another Affiliate act as investment manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all.
In certain instances, BFA may find it efficient for purposes of seeking to obtain best execution, to aggregate or “bunch” certain contemporaneous purchases or sale orders of its advisory accounts and advisory accounts of affiliates. In general, all contemporaneous trades for client accounts under management by the same portfolio manager or investment team will be bunched in a single order if the trader believes the bunched trade would provide each client with an opportunity to achieve a more favorable execution at a potentially lower execution cost. The costs associated with a bunched order will be shared pro rata among the clients in the bunched order. Generally, if an order for a particular portfolio manager or management team is filled at several different prices through multiple trades, all accounts participating in the order will receive the average price (except in the case of certain international markets where average pricing is not permitted). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases it could be beneficial to the Fund. Transactions effected by BFA or the other Affiliates on behalf of more than one of its clients during the same period may increase the demand for securities being purchased or the supply of securities being sold, causing an adverse effect on price. The trader will give the bunched order to the broker-dealer that the trader has identified as being able to provide the best execution of the order. Orders for purchase or sale of securities will be placed within a reasonable amount of time of the order receipt and bunched orders will be kept bunched only long enough to execute the order.
The table below sets forth the brokerage commissions paid by the Fund for the fiscal years noted. Any differences in brokerage commissions paid by the Fund from year to year are principally due to increases or decreases in the Fund’s assets over those periods or the magnitude of changes to the components of the Fund's Underlying Index:

Fund	Brokerage Commissions Paid During Fiscal Year Ended July 31, 2025	Brokerage Commissions Paid During Fiscal Year Ended July 31, 2024	Brokerage Commissions Paid During Fiscal Year Ended July 31, 2023
iShares Core MSCI Europe ETF	$115,670	$102,348	$82,346
The Fund did not pay any brokerage commissions to BRIL, an affiliate of BFA, or to any other broker-dealer that is part of the BlackRock group of companies, during the fiscal year ended July 31, 2025.
The following table sets forth the names of the Fund's “regular broker dealers,” as defined under Rule 10b-1 of the 1940 Act, which derive more than 15% of their gross revenues from securities-related activities and in which the Fund invests, together with the market value of each investment as of the Fund’s fiscal year ended July 31, 2025:

Fund	Issuer	Market Value of Investment
iShares Core MSCI Europe ETF	HSBC Holdings PLC	$105,652,550
	UBS Group AG	59,951,081
	BNP Paribas	45,564,678
	Barclays PLC	34,444,339
The Fund's purchase and sale orders for securities may be combined with those of other investment companies, clients or accounts that BlackRock manages or advises. If purchases or sales of portfolio securities of the Fund and one or more other accounts managed or advised by BlackRock are considered at or about the same time, transactions in such securities are allocated among the Fund and the other accounts in a manner deemed equitable to all by BlackRock. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, in
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other cases, it is possible that the ability to participate in volume transactions and to negotiate lower transaction costs will be beneficial to the Fund. BlackRock may deal, trade and invest for its own account in the types of securities in which the Fund may invest. BlackRock may, from time to time, effect trades on behalf of and for the account of the Fund with brokers or dealers that are affiliated with BFA, in conformity with the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions. The Fund will not deal with affiliates in principal transactions unless permitted by applicable SEC rules or regulations, or by SEC exemptive order.
Portfolio turnover may vary from year to year, as well as within a year. High turnover rates may result in comparatively greater brokerage expenses. The table below sets forth the portfolio turnover rates of the Fund for the fiscal years noted:
The table below sets forth the portfolio turnover rates of the Fund for the fiscal years noted:
Fund	Fiscal Year Ended July 31, 2025	Fiscal Year Ended July 31, 2024
iShares Core MSCI Europe ETF	4%	5%
Additional Information Concerning the Trust
Shares.  The Trust issues shares of beneficial interests in the funds with no par value. The Board may designate additional iShares funds.
Each share issued by a fund has a pro rata interest in the assets of that fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant fund, and in the net distributable assets of such fund on liquidation.
Each share has one vote with respect to matters upon which the shareholder is entitled to vote. In any matter submitted to shareholders for a vote, each fund shall hold a separate vote, provided that shareholders of all affected funds will vote together when: (i) required by the 1940 Act, or (ii) the Trustees determine that the matter affects the interests of more than one fund.
Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the fund) have noncumulative voting rights in the election of members of the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.
Following the creation of the initial Creation Unit(s) of shares of a fund and immediately prior to the commencement of trading in such fund’s shares, a holder of shares may be a “control person” of the fund, as defined in Rule 0-1 under the 1940 Act. A fund cannot predict the length of time for which one or more shareholders may remain a control person of the fund.
Shareholders may make inquiries by writing to iShares Trust, c/o BlackRock Investments, LLC, 1 University Square Drive, Princeton, NJ 08540.
Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC’s rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC or its staff, officers and trustees of a fund and beneficial owners of 10% of the shares of a fund (“Insiders”) may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the 1934 Act and the SEC’s rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act and existing guidance provided by the SEC staff.
In accordance with the Trust's current Agreement and Declaration of Trust (the “Declaration of Trust”), the Board may, without shareholder approval (unless such shareholder approval is required by the Declaration of Trust or applicable law, including the 1940 Act), authorize certain funds to merge, reorganize, consolidate, sell all or substantially all of their assets, or
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take other similar actions with, to or into another fund.  The Trust or a fund may be terminated by a majority vote of the Board, subject to the affirmative vote of a majority of the shareholders of the Trust or such fund entitled to vote on termination; however, in certain circumstances described in the Declaration of Trust, only a majority vote of the Board is required. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Declaration of Trust provides that the Board will have the unrestricted power to alter the number of shares in a Creation Unit. Therefore, in the event of a termination of the Trust or a fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Units or to be individually redeemable. In such circumstance, the Trust or a fund may make redemptions in-kind, for cash or for a combination of cash or securities. Further, in the event of a termination of the Trust or a fund, the Trust or a fund might elect to pay cash redemptions to all shareholders, with an in-kind election for shareholders owning in excess of a certain stated minimum amount.
DTC as Securities Depository for Shares of the Fund.  Shares of the Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.
DTC was created in 1973 to enable electronic movement of securities between its participants (“DTC Participants”), and NSCC was established in 1976 to provide a single settlement system for securities clearing and to serve as central counterparty for securities trades among DTC Participants. In 1999, DTC and NSCC were consolidated within The Depository Trust & Clearing Corporation (“DTCC”) and became wholly-owned subsidiaries of DTCC. The common stock of DTCC is owned by the DTC Participants, but NYSE and FINRA, through subsidiaries, hold preferred shares in DTCC that provide them with the right to elect one member each to the DTCC board of directors. Access to the DTC system is available to entities, such as banks, brokers, dealers and trust companies, that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).
Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in shares of the Fund.
Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.
The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Trust at any
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time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.
Distribution of Shares.  In connection with the Fund's launch, the Fund was seeded through the sale of one or more Creation Units by the Fund to one or more initial investors. Initial investors participating in the seeding may be Authorized Participants, a lead market maker or other third party investor or an affiliate of the Fund or the Fund’s adviser. Each such initial investor may sell some or all of the shares underlying the Creation Unit(s) held by them pursuant to the registration statement for the Fund (each, a “Selling Shareholder”), which shares have been registered to permit the resale from time to time after purchase. The Fund will not receive any of the proceeds from the resale by the Selling Shareholders of these shares.
Selling Shareholders may sell shares owned by them directly or through broker-dealers, in accordance with applicable law, on any national securities exchange on which the shares may be listed or quoted at the time of sale, through trading systems, in the OTC market or in transactions other than on these exchanges or systems at fixed prices, at prevailing market prices at the time of the sale, at varying prices determined at the time of sale, or at negotiated prices. These sales may be effected through brokerage transactions, privately negotiated trades, block sales, entry into options or other derivatives transactions or through any other means authorized by applicable law. Selling Shareholders may redeem the shares held in Creation Unit size by them through an Authorized Participant.
Any Selling Shareholder and any broker-dealer or agents participating in the distribution of shares may be deemed to be “underwriters” within the meaning of Section 2(a)(11) of the 1933 Act, in connection with such sales.
Any Selling Shareholder and any other person participating in such distribution will be subject to applicable provisions of the 1934 Act and the rules and regulations thereunder.
Creation and Redemption of Creation Units
General.  The Trust issues and sells shares of the Fund only in Creation Units on a continuous basis through the Distributor or its agent, without a sales load, at a price based on the Fund's NAV next determined after receipt, on any Business Day (as defined below), of an order received by the Distributor or its agent in proper form. On days when the Listing Exchange closes earlier than normal, the Fund may require orders to be placed earlier in the day. The following table sets forth the number of shares of the Fund that constitute a Creation Unit for the Fund and the approximate value of such Creation Unit as of July 31, 2025:

Fund	Shares Per Creation Unit	Approximate Value Per Creation Unit (U.S.$)
iShares Core MSCI Europe ETF	100,000	$6,423,677.60
In its discretion, the Trust reserves the right to increase or decrease the number of the Fund’s shares that constitute a Creation Unit. The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of the Fund, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.
A “Business Day” with respect to the Fund is any day the Fund is open for business, including any day when it satisfies redemption requests as required by Section 22(e) of the 1940 Act. The Fund is open for business any day on which the Listing Exchange on which the Fund is listed for trading is open for business. As of the date of this SAI, the Listing Exchange observes the following holidays, as observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Fund Deposit.  The consideration for purchase of Creation Units of the Fund generally consists of Deposit Securities and the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which, when combined with the Fund's portfolio securities is designed to generate performance that has a
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collective investment profile similar to that of the Underlying Index. The Fund Deposit represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, to purchases of Creation Units of shares of the Fund until such time as the next-announced Fund Deposit is made available.
The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the “Deposit Amount,” which is an amount equal to the market value of the Deposit Securities, and serves to compensate for any differences between the NAV per Creation Unit and the Deposit Amount. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities are the sole responsibility of the Authorized Participant purchasing a Creation Unit.
The identity and number of shares of the Deposit Securities change pursuant to changes in the composition of the Fund's portfolio and as rebalancing adjustments and corporate action events are reflected from time to time by BFA with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities constituting the Underlying Index.
The Fund Deposit may also be modified to minimize the Cash Component by redistributing the cash to the Deposit Securities portion of the Fund Deposit through “systematic rounding.” The rounding methodology “rounds up” position sizes of securities in the Deposit Securities (which in turn reduces the cash portion). However, the methodology limits the maximum allowed percentage change in weight and share quantity of any given security in the Fund Deposit.
Fund Deposits may also be modified to position a fund towards a forward index rebalance to reflect revisions that account for index additions, deletions, and re-weights.
The Trust may, in its sole discretion, substitute a “cash in lieu” amount to be added to the Cash Component to replace any Deposit Security in certain circumstances, including: (i) when instruments are not available in sufficient quantity for delivery; (ii) when instruments are not eligible for transfer through DTC or the clearing process (as discussed below); (iii) when instruments that the Authorized Participant (or an investor on whose behalf the Authorized Participant is acting) are not able to be traded due to a trading restriction; (iv) when delivery of the Deposit Security by the Authorized Participant (or by an investor on whose behalf the Authorized Participant is acting) would be restricted under applicable securities or other local laws; (v) in connection with distribution payments to be made by the Fund; or (vi) in certain other situations.
Cash Purchase Method.  Although the Trust does not generally permit partial or full cash purchases of Creation Units of its funds, when partial or full cash purchases of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind purchases thereof. In the case of a partial or full cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser.
Procedures for Creation of Creation Units.  To be eligible to place orders with the Distributor and to create a Creation Unit of the Fund, an entity must be: (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC, or (ii) a DTC Participant, and must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Units (“Authorized Participant Agreement”) (discussed below). A member or participant of a clearing agency registered with the SEC which has a written agreement with the Fund or one of its service providers that allows such member or participant to place orders for the purchase and redemption of Creation Units is referred to as an “Authorized Participant.” All shares of the Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.
Role of the Authorized Participant.  Creation Units may be purchased only by or through a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows such member or participant to place orders for the purchase and redemption of Creation Units (an “Authorized Participant”). Such Authorized Participant will agree, pursuant to the terms of such Authorized Participant Agreement and on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that such Authorized Participant will make available in advance of each purchase of shares an amount of cash sufficient to pay the Cash Component, once the NAV of a Creation Unit is next determined after receipt of the purchase order in proper form, together with the transaction fees described below. An Authorized Participant, acting on behalf of an investor, may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Cash Component.
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Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement and that orders to purchase Creation Units may have to be placed by the investor's broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Trust does not expect to enter into an Authorized Participant Agreement with more than a small number of DTC Participants. A list of current Authorized Participants may be obtained from the Distributor. The Distributor has adopted guidelines regarding Authorized Participants’ transactions in Creation Units that are made available to all Authorized Participants. These guidelines set forth the processes and standards for Authorized Participants to transact with the Distributor and its agents in connection with creation and redemption transactions. In addition, the Distributor may be appointed as the proxy of the Authorized Participant and may be granted a power of attorney under its Authorized Participant Agreement.
Purchase Orders.   To initiate an order for a Creation Unit, an Authorized Participant must submit to the Distributor or its agent an irrevocable order to purchase shares of the Fund, in proper form, generally before 4:00 p.m., Eastern time on any Business Day to receive that day’s NAV. The Distributor or its agent will notify BFA and the custodian of such order. The custodian will then provide such information to any appropriate sub-custodian. Procedures and requirements governing the delivery of the Fund Deposit are set forth in the procedures handbook for Authorized Participants and may change from time to time. Investors, other than Authorized Participants, are responsible for making arrangements for a creation request to be made through an Authorized Participant. The Distributor or its agent will provide a list of current Authorized Participants upon request. Those placing orders to purchase Creation Units through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor or its agent by the Cutoff Time (as defined below) on such Business Day.
The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Fund, immediately available or same day funds estimated by the Fund to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fees. Those placing orders should ascertain the deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the Cutoff Time of the Fund. Investors should be aware that an Authorized Participant may require orders for purchases of shares placed with it to be in the particular form required by the individual Authorized Participant.
The Authorized Participant is responsible for any and all expenses and costs incurred by the Fund, including any applicable cash amounts, in connection with any purchase order.
Timing of Submission of Purchase Orders.  An Authorized Participant must submit an irrevocable order to purchase shares of the Fund generally before 4:00 p.m., Eastern time on any Business Day in order to receive that day's NAV. Creation Orders must be transmitted by an Authorized Participant in the form required by the Fund to the Distributor or its agent pursuant to procedures set forth in the Authorized Participant Agreement. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or its agent or an Authorized Participant. Orders to create shares of the Fund that are submitted on the Business Day immediately preceding a holiday or a day (other than a weekend) when the equity markets in the relevant non-U.S. market are closed may not be accepted. The Fund's deadline specified above for the submission of purchase orders is referred to as the Fund's “Cutoff Time.” The Distributor or its agent, in their discretion, may permit the submission of such orders and requests by or through an Authorized Participant at any time (including on days on which the Listing Exchange is not open for business) via communication through the facilities of the Distributor's or its agent's proprietary website maintained for this purpose. Purchase orders and redemption requests, if accepted by the Trust, will be processed based on the NAV next determined after such acceptance in accordance with the Fund's Cutoff Times as provided in the Authorized Participant Agreement and disclosed in this SAI.
Acceptance of Orders for Creation Units.   Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor's behalf) and (ii) arrangements satisfactory to the Fund are in place for payment of the Cash Component and any other cash amounts which may be due, the Fund will accept the order, subject to the Fund's right (and the right of the Distributor and BFA) to reject any order until acceptance, as set forth below.
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Once the Fund has accepted an order, upon the next determination of the NAV of the shares, the Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor or its agent will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.
The Fund reserves the right to reject or revoke a creation order transmitted to it by the Distributor or its agent provided that a rejection or revocation of a creation order does not violate Rule 6c-11 under the Investment Company Act. For example, the Fund may reject or revoke a creation order transmitted to it by the Distributor or its agent if (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities delivered do not conform to the identity and number of shares specified, as described above; (iv) acceptance of the Deposit Securities is not legally required or would, in the opinion of counsel, be unlawful; or (v) circumstances outside the control of the Fund, the Distributor or its agent and BFA make it impracticable to process purchase orders. The Distributor or its agent shall notify a prospective purchaser of a Creation Unit and/or the Authorized Participant acting on behalf of such purchaser of its rejection of such order. The Fund, Citibank, the sub-custodian and the Distributor or its agent are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for failure to give such notification.
Issuance of a Creation Unit.   Except as provided herein, a Creation Unit will not be issued until the transfer of good title to the Fund of the Deposit Securities and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the custodian that the securities included in the Fund Deposit (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Distributor or its agent and BFA shall be notified of such delivery and the Fund will issue and cause the delivery of the Creation Unit.
Creation Units of the Fund are generally issued on a “T+2 basis” (i.e., two Business Days after trade date). However, the Fund reserves the right to settle Creation Unit transactions on a different basis, if necessary or appropriate under the circumstances and compliant with applicable law. These circumstances may include, among others, accommodating non-U.S. market holiday schedules and accounting for different treatment among non-U.S. and U.S. markets of dividend record dates and ex-dividend dates (i.e., the last day the holder of a security can sell the security and still receive dividends payable on the security).
To the extent contemplated by an Authorized Participant Agreement with the Distributor, the Fund will issue Creation Units to such Authorized Participant, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral as set forth in the handbook for Authorized Participants. The Trust may use such collateral at any time to buy Deposit Securities for the Fund. Such collateral must be delivered no later than the time specified by the Fund or its custodian on the contractual settlement date. Information concerning the Fund's current procedures for collateralization of missing Deposit Securities is available from the Distributor or its agent. The Authorized Participant Agreement will permit the Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Fund of purchasing such securities and the collateral including, without limitation, liability for related brokerage, borrowings and other charges.
In certain cases, Authorized Participants may create and redeem Creation Units on the same trade date and in these instances, the Fund reserves the right to settle these transactions on a net basis or require a representation from the Authorized Participants that the creation and redemption transactions are for separate beneficial owners. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Fund and the Fund's determination shall be final and binding.
Costs Associated with Creation Transactions.
A standard creation transaction fee is imposed to offset the transfer and other transaction costs associated with the issuance of Creation Units. Under an ETF Services Agreement, the Funds have retained BRIL, an affiliate of BFA, to perform certain ETF Services. BRIL will receive from an Authorized Participant a standard transaction fee on each creation order, which consists of (1) a fee for providing the ETF Services (the “ETF Servicing Fee”) and (2) transfer, processing and other transaction costs charged by a Fund custodian in connection with the issuance of Creation Units for such creation order (“Custody Transaction Costs”). BRIL is entitled to retain the ETF Servicing Fee pursuant to the ETF Services Agreement, but BRIL will reimburse any Custody Transaction Costs to the applicable Fund custodian according to the amounts invoiced by such custodian.
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The ETF Servicing Fee is a flat fee per order regardless of the number of Creation Units being purchased, which amount will vary among different Funds based on a number of factors, including the complexity of the order and the types of securities or instruments included in a Fund’s Creation Basket, among other variables. The ETF Servicing Fee may be equal to zero in certain instances, such as for creation transactions that consist solely of cash. The actual Custody Transaction Costs vary per order based on the number of trades, underlying markets and settlement locations associated with the issuance of a Creation Unit. The following table sets forth, for each Fund, either the actual creation transaction fee that was charged on November 10, 2025 or an estimate of the creation transaction fee that would have been charged if the Fund had issued a Creation Unit on that date. The actual fee that was or would have been charged to an Authorized Participant in connection with a creation order will vary over time depending on the factors discussed above, and may be higher than the fee set forth below.
In order to defray transaction expenses for a Fund and protect against possible shareholder dilution, if a creation transaction consists solely or partially of cash, the Authorized Participant may also be required to cover (up to the maximum amount shown below) certain brokerage, tax, foreign exchange, execution and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs based on historical data or other inputs, at BlackRock’s discretion, and may include part or all of the spread between the expected bid and offer side of the market and anticipated market impact). However, a Fund is not obligated to trade identical securities to the securities identified by BlackRock in estimating these transaction and other costs and expenses. In certain cases, BlackRock or an affiliate may determine in its discretion to deviate from the regular charge, subject to the maximum amounts shown below.
Authorized Participants will also bear the costs of transferring the Deposit Securities to the Funds. Certain fees/costs associated with creation transactions may be waived in certain circumstances. Investors who use the services of a broker or other financial intermediary to acquire Fund shares may be charged a fee for such services.
The following table sets forth each Fund’s actual or estimated creation transaction fee, as applicable, as of November 10, 2025 and maximum additional charge (as described above):

Standard Creation Transaction Fee	Maximum Additional Charge*
$3,877.75 **	3.0%

*
As a percentage of the net asset value per Creation Unit.
** Estimated Fees.
Redemption of Creation Units.  Shares of the Fund may be redeemed by Authorized Participants only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor or its agent and only on a Business Day. The Fund will not redeem shares in amounts less than Creation Units. There can be no assurance, however, that there will be sufficient liquidity in the secondary market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a Creation Unit that could be redeemed by an Authorized Participant. Beneficial owners also may sell shares in the secondary market.
The Fund generally redeems Creation Units for Fund Securities (as defined below). Please see the Cash Redemption Method section below and the following discussion summarizing the in-kind method for further information on redeeming Creation Units of the Fund.
The Fund publishes the designated portfolio of securities (including any portion of such securities for which cash may be substituted) that will be applicable to redemption requests received in proper form (as defined below) on that day (“Fund Securities” or “Redemption Basket”), and an amount of cash (the “Cash Amount,” as described below) in order to effect redemptions of Creation Units of the Fund. Such Fund Securities and Cash Amount will remain in effect until such time as the next announced composition of the Fund Securities and Cash Amount is made available. The Fund Securities and Cash Amount are subject to possible amendment or correction. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units. Procedures and requirements governing redemption transactions are set forth in the handbook for Authorized Participants and may change from time to time.
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Unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities, plus the Cash Amount, which is an amount equal to the difference between the NAV of the shares being redeemed, as next determined after the receipt of a redemption request in proper form, and the value of Fund Securities, less a redemption transaction fee (as described below).
The Trust may, in its sole discretion, substitute a “cash in lieu” amount to replace any Fund Security in certain circumstances, including: (i) when the delivery of a Fund Security to the Authorized Participant (or to an investor on whose behalf the Authorized Participant is acting) would be restricted under applicable securities or other local laws or due to a trading restriction; (ii) when the delivery of a Fund Security to the Authorized Participant would result in the disposition of the Fund Security by the Authorized Participant due to restrictions under applicable securities or other local laws; (iii) when the delivery of a Fund Security to the Authorized Participant would result in unfavorable tax treatment; (iv) when a Fund Security cannot be settled or otherwise delivered in time to facilitate an in-kind redemption; or (v) in certain other situations. The amount of cash paid out in such cases will be equivalent to the value of the substituted security listed as a Fund Security. In the event that the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder. The Fund generally redeems Creation Units for Fund Securities, but the Fund reserves the right to utilize a cash option for redemption of Creation Units. The Fund may, in its sole discretion, provide such redeeming Authorized Participant a portfolio of securities that differs from the exact composition of the Fund Securities, but does not differ in NAV. The Redemption Basket may also be modified to minimize the Cash Component by redistributing the cash to the Fund Securities portion of the Redemption Basket through systematically rounding. The rounding methodology allows position sizes of securities in the Fund Securities to be “rounded up,” while limiting the maximum allowed percentage change in weight and share quantity of any given security in the Redemption Basket. Redemption Baskets may also be modified to position a fund towards a forward index rebalance to reflect revisions that account for index additions, deletions, and re-weights.
Cash Redemption Method.   Although the Trust does not generally permit partial or full cash redemptions of Creation Units of its funds, when partial or full cash redemptions of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind redemptions thereof. In the case of partial or full cash redemption, the Authorized Participant receives the cash equivalent of the Fund Securities it would otherwise receive through an in-kind redemption, plus the same Cash Amount to be paid to an in-kind redeemer.
Costs Associated with Redemption Transactions.
A standard redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the relevant Fund. As described above, under an ETF Services Agreement, the Funds have retained BRIL, an affiliate of BFA, to perform certain ETF Services. BRIL will receive from an Authorized Participant a standard transaction fee on each redemption order, which consists of (1) the ETF Servicing Fee and (2) Custody Transaction Costs. BRIL is entitled to retain the ETF Servicing Fee pursuant to the ETF Services Agreement, but BRIL will reimburse any Custody Transaction Costs to the applicable Fund custodian according to the amounts invoiced by such custodian.
The ETF Servicing Fee is a flat fee per order regardless of the number of Creation Units being redeemed, which amount will vary among different Funds based on a number of factors, including the complexity of the order and the types of securities or instruments included in a Fund’s Redemption Basket, among other variables. The ETF Servicing Fee may be equal to zero in certain instances, such as for redemption transactions that consist solely of cash. The actual Custody Transaction Costs vary per order based on the number of trades, underlying markets, and settlement locations associated with the redemption of a Creation Unit. The following table sets forth, for each Fund, either the actual standard redemption transaction fee that was charged on November 10, 2025 or an estimate of the standard redemption transaction fee that would have been charged if the Fund had redeemed a Creation Unit on that date. The actual fee that was or would have been charged to an Authorized Participant in connection with a redemption order will vary over time depending on the factors discussed above, and may be higher than the fee set forth below.
In order to defray transaction expenses for a Fund and protect against possible shareholder dilution, if a redemption transaction consists solely or partially of cash, the Authorized Participant may also be required to cover (up to the maximum amount shown below) certain brokerage, tax, foreign exchange, execution and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs based on historical data or other inputs, at BlackRock’s discretion, and may include part or all of the spread between the expected bid and offer side of the market and anticipated market impact). However, a Fund is not obligated to
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trade identical securities to the securities identified by BlackRock in estimating these transaction and other costs and expenses. In certain cases, BlackRock or an affiliate may determine in its discretion to deviate from the regular charge, subject to the maximum amounts shown below.
Authorized Participants will also bear the costs of transferring the Fund Securities from a Fund to their account on their order. Certain fees/costs associated with redemption transactions may be waived in certain circumstances. Investors who use the services of a broker or other financial intermediary to dispose of Fund shares may be charged a fee for such services.The following table sets forth each Fund’s actual or estimated redemption transaction fee, as applicable, as of November 10, 2025 and maximum additional charge (as described above):

Standard Redemption Transaction Fee	Maximum Additional Charge*
$3,877.75 **	2.0%

*
As a percentage of the net asset value per Creation Unit, inclusive of the standard redemption transaction fee.
** Estimated Fees.
Placement of Redemption Orders.  Redemption requests for Creation Units of the Fund must be submitted to the Distributor or its agent by or through an Authorized Participant. An Authorized Participant must submit an irrevocable request to redeem shares of the Fund generally before 4:00 p.m., Eastern time on any Business Day in order to receive that day's NAV. On days when the Listing Exchange closes earlier than normal, the Fund may require orders to redeem Creation Units to be placed earlier that day. Investors, other than Authorized Participants, are responsible for making arrangements for a redemption request to be made through an Authorized Participant. The Distributor or its agent will provide a list of current Authorized Participants upon request.
The Authorized Participant must transmit the request for redemption in the form required by the Fund to the Distributor or its agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement and that, therefore, requests to redeem Creation Units may have to be placed by the investor's broker through an Authorized Participant who has executed an Authorized Participant Agreement. At any time, only a limited number of broker-dealers will have an Authorized Participant Agreement in effect. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to the Fund's transfer agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.
A redemption request is considered to be in “proper form” if: (i) an Authorized Participant has transferred or caused to be transferred to the Fund's transfer agent the Creation Unit redeemed through the book-entry system of DTC so as to be effective by the Listing Exchange closing time on any Business Day on which the redemption request is submitted; (ii) a request in form satisfactory to the Fund is received by the Distributor or its agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above; and (iii) all other procedures set forth in the Authorized Participant Agreement are properly followed.
Upon receiving a redemption request, the Distributor or its agent shall notify the Fund and the Fund's transfer agent of such redemption request. The tender of an investor's shares for redemption and the distribution of the securities and/or cash included in the redemption payment made in respect of Creation Units redeemed will be made through DTC and the relevant Authorized Participant to the Beneficial Owner thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds, as the case may be, or by such other means specified by the Authorized Participant submitting the redemption request.
A redeeming Authorized Participant, whether on its own account or acting on behalf of a Beneficial Owner, must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the portfolio securities are customarily traded, to which account such portfolio securities will be delivered.
Deliveries of redemption proceeds by the Fund are generally made within two Business Days (i.e., “T+2”). However, the Fund reserves the right to settle redemption transactions on a different basis, if necessary or appropriate under the circumstances
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and compliant with applicable law. These circumstances may include, among others, accommodating non-U.S. market holiday schedules and accounting for different treatment among non-U.S. and U.S. markets of dividend record dates and dividend ex-dates (i.e., the last date the holder of a security can sell the security and still receive dividends payable on the security).
If neither the redeeming Authorized Participant nor the Beneficial Owner on whose behalf the Authorized Participant is acting has appropriate arrangements to take delivery of Fund Securities in the applicable non-U.S. jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of Fund Securities in such jurisdiction, the Fund may in its discretion exercise its option to redeem such shares in cash, and the Beneficial Owner will be required to receive its redemption proceeds in cash. In such case, the investor will receive a cash payment equal to the net asset value of its shares based on the NAV of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charges specified above to offset the Fund's brokerage and other transaction costs associated with the disposition of Fund Securities). Redemptions of shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund cannot lawfully deliver specific Fund Securities upon redemptions or cannot do so without first registering the Fund Securities under such laws.
Although the Trust does not ordinarily permit cash redemptions of Creation Units in the event that cash redemptions are permitted or required by the Trust, proceeds will be paid to the Authorized Participant redeeming shares as soon as practicable after the date of redemption (within seven calendar days thereafter). If the Fund includes a foreign investment in its basket, and if a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming Authorized Participants prevents timely delivery of the foreign investment in response to a redemption request, the Fund may delay delivery of the foreign investment more than seven days if the Fund delivers the foreign investment as soon as practicable, but in no event later than 15 days.
To the extent contemplated by an Authorized Participant's agreement with the Distributor or its agent, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit to be redeemed to the Fund, at or prior to the time specified by the Fund or its custodian on the Business Day after the date of submission of such redemption request, the Distributor or its agent will accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral as set forth in the handbook for Authorized Participants. Such collateral must be delivered no later than the time specified by the Fund or its custodian on the Business Day after the date of submission of such redemption request and shall be held by Citibank and marked-to-market daily. The fees of Citibank and any sub-custodians in respect of the delivery, maintenance and redelivery of the collateral shall be payable by the Authorized Participant. The Authorized Participant Agreement permits the Fund to acquire shares of the Fund at any time and subjects the Authorized Participant to liability for any shortfall between the aggregate of the cost to the Fund of purchasing such shares, plus the value of the Cash Amount, and the value of the collateral together with liability for related brokerage and other charges.
Because the portfolio securities of the Fund may trade on exchange(s) on days that the Listing Exchange is closed or are otherwise not Business Days for the Fund, shareholders may not be able to redeem their shares of the Fund or purchase or sell shares of the Fund on the Listing Exchange on days when the NAV of the Fund could be significantly affected by events in the relevant non-U.S. markets.
The right of redemption may be suspended or the date of payment postponed with respect to the Fund: (i) for any period during which the Listing Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the Listing Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of the Fund's portfolio securities or determination of its NAV is not reasonably practicable; or (iv) in such other circumstance as is permitted by the SEC.
Custom Baskets.  Creation and Redemption baskets may differ and the Fund may accept “custom baskets.” A custom basket may include any of the following: (i) a basket that is composed of a non-representative selection of the Fund's portfolio holdings; (ii) a representative basket that is different from the initial basket used in transactions on the same business day; or (iii) a basket that contains bespoke cash substitutions for a single Authorized Participant. The Fund has adopted policies and procedures that govern the construction and acceptance of baskets, including heightened requirements for certain types of custom baskets. Such policies and procedures provide the parameters for the construction and acceptance of custom
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baskets that are in the best interests of the Fund and its shareholders, establish processes for revisions to, or deviations from, such parameters, and specify the titles and roles of the employees of BFA who are required to review each custom basket for compliance with those parameters. In addition, when constructing custom baskets for redemptions, the tax efficiency of the Fund may be taken into account. The policies and procedures distinguish among different types of custom baskets that may be used for the Fund and impose different requirements for different types of custom baskets in order to seek to mitigate against potential risks of conflicts and/or overreaching by an Authorized Participant. BlackRock has established a governance process to oversee basket compliance for the Fund, as set forth in the Fund's policies and procedures.
Taxation on Creations and Redemptions of Creation Units.   An Authorized Participant generally will recognize either gain or loss upon the exchange of Deposit Securities for Creation Units. This gain or loss is calculated by taking the market value of the Creation Units purchased over the Authorized Participant’s aggregate basis in the Deposit Securities exchanged therefor. However, the IRS may apply the wash sales rules to determine that any loss realized upon the exchange of Deposit Securities for Creation Units is not currently deductible. Authorized Participants should consult their own tax advisors.
Current U.S. federal income tax laws dictate that capital gain or loss realized from the redemption of Creation Units will generally create long-term capital gain or loss if the Authorized Participant holds the Creation Units for more than one year, or short-term capital gain or loss if the Creation Units were held for one year or less, if the Creation Units are held as capital assets.
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Taxes
The following is a summary of certain material U.S. federal income tax considerations regarding the purchase, ownership and disposition of shares of the Fund. This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to the Fund or to all categories of investors, some of which may be subject to special tax rules. Current and prospective shareholders are urged to consult their own tax advisors with respect to the specific U.S. federal, state, local and non-U.S. tax consequences of investing in the Fund. The summary is based on the laws and judicial and administrative interpretations thereof in effect on the date of this SAI, all of which are subject to change, possibly with retroactive effect.
Regulated Investment Company Qualifications.  The Fund intends to qualify for treatment as a separate RIC under Subchapter M of the Internal Revenue Code. To qualify for treatment as a RIC, the Fund must annually distribute at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (i) at least 90% of the Fund’s annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or non-U.S. currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in qualified publicly-traded partnerships (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive at least 90% of their income from interest, dividends, capital gains and other traditionally permitted RIC income); and (ii) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the market value of the Fund’s total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund's total assets may be invested in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer, of two or more issuers of which 20% or more of the voting stock is held by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly-traded partnerships.
The Fund may be able to cure a failure to derive at least 90% of its income from the sources specified above or a failure to diversify its holdings in the manner described above by paying a tax and/or by disposing of certain assets. If, in any taxable year, the Fund fails one of these tests and does not timely cure the failure, the Fund will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by the Fund in computing its taxable income.
Although, in general, the passive loss rules of the Internal Revenue Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to interests in qualified publicly-traded partnerships. The Fund's investments in partnerships, including in qualified publicly-traded partnerships, may result in the Fund being subject to state, local, or non-U.S. income, franchise or withholding tax liabilities.
Taxation of RICs.  As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders, provided that it satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, the Fund must distribute to its shareholders at least the sum of (i) 90% of its “investment company taxable income” (i.e., income other than the excess of its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments, and (ii) 90% of its net tax-exempt income for the taxable year. The Fund will be subject to income tax at regular corporate rates on any taxable income or gains that it does not distribute to its shareholders. If the Fund fails to qualify for any taxable year as a RIC or fails to meet the distribution requirement, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits. In such event, distributions to individuals should be eligible to be treated as qualified dividend income and distributions to corporate shareholders generally should be eligible for the dividends received deduction. Although the Fund intends to distribute substantially all of its net investment income and its capital gains for each taxable year, the Fund may decide to retain a portion of its income or gains. The Fund will be subject to U.S. federal income taxation and excise taxation (as described below) to the extent it does not distribute all (or, in the case
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of the excise tax, substantially all) of such income or gains. In certain circumstances, including in instances where the operational cost of the distribution would exceed the amount of the income or excise tax, BFA or an affiliate may voluntarily pay the tax on behalf of the Fund or reimburse the Fund for the tax. If the Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. If the Fund fails to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Fund had been liquidated) if it qualifies as a RIC in a subsequent year.
Excise Tax.  The Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus at least 98.2% of its capital gain net income for the 12 months ended October 31 of such year. For this purpose, however, any ordinary income or capital gain net income retained by the Fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year.
Net Capital Loss Carryforwards.  Net capital loss carryforwards may be applied against any net realized capital gains in each succeeding year, until they have been reduced to zero.
In the event that the Fund were to experience an ownership change as defined under the Internal Revenue Code, the loss carryforwards and other favorable tax attributes of the Fund, if any, may be subject to limitation.
The Fund had net capital loss carryforwards as set forth in the table below as of July 31, 2025, the tax year-end for the Fund:

Fund	Non-Expiring Capital Loss Carryforward
iShares Core MSCI Europe ETF	$317,219,167
Taxation of U.S. Shareholders.   Dividends and other distributions by the Fund are generally treated under the Internal Revenue Code as received by the shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by the Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided such dividend is actually paid by the Fund during January of the following calendar year.
The Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if the Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax (at a flat rate of 21%) on the amount retained. In that event, unless the retained amount is deemed to be de minimis or the applicable tax is otherwise reimbursed by BFA or an affiliate, the Fund will generally designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to the excess of the amount in clause (a) over the amount in clause (b). Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the IRS.
Distributions of net realized long-term capital gains, if any, that the Fund reports as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund. All other dividends of the Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits (“regular dividends”) are generally subject to tax as ordinary income, subject to the discussion of qualified dividend income below. Long-term capital gains are eligible for taxation at a maximum rate of 15% or 20% for non-corporate shareholders, depending on whether their income exceeds certain threshold amounts.
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If an individual receives a regular dividend qualifying for the long-term capital gains rates and such dividend constitutes an “extraordinary dividend,” and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An “extraordinary dividend” on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period, or (ii) in an amount greater than 20% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.
Distributions in excess of the Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder’s basis in shares of the Fund, and as a capital gain thereafter (if the shareholder holds shares of the Fund as capital assets). Distributions in excess of the Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to shareholders and will not constitute nontaxable returns of capital. Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive and should have a cost basis in the shares received equal to such amount.
A 3.8% U.S. federal Medicare contribution tax is imposed on net investment income, including, but not limited to, interest, dividends, and net gain from investments, of U.S. individuals with income exceeding $200,000 (or $250,000 if married and filing jointly) and of estates and trusts.
Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If the Fund is the holder of record of any security on the record date for any dividends payable with respect to such security, such dividends will be included in the Fund’s gross income not as of the date received but as of the later of (a) the date such security became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the security would not be entitled to receive the declared, but unpaid, dividends); or (b) the date the Fund acquired such security. Accordingly, in order to satisfy its income distribution requirements, the Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.
In certain situations, the Fund may, for a taxable year, defer all or a portion of its net capital loss (or if there is no net capital loss, then any net long-term or short-term capital loss) realized after October and its late-year ordinary loss (defined as the sum of (i) the excess of post-October foreign currency and passive foreign investment company (“PFIC”) losses over post-October foreign currency and PFIC gains and (ii) the excess of post-December ordinary losses over post-December ordinary income) until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October (or December) may affect the tax character of shareholder distributions.
Sales of Shares.  Upon the sale or exchange of shares of the Fund, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and the shareholder’s basis in shares of the Fund. A redemption of shares by the Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends or capital gains distributions, or by an option or contract to acquire substantially identical shares, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. The Medicare contribution tax described above will apply to the sale of Fund shares.
If a shareholder incurs a sales charge in acquiring shares of the Fund, disposes of those shares within 90 days and then, on or before January 31 of the following calendar year, acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares. Furthermore, the
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same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents shareholders from immediately deducting the sales charge by shifting their investments within a family of mutual funds.
Backup Withholding.  In certain cases, the Fund will be required to withhold at a 24% rate and remit to the U.S. Treasury such amounts withheld from any distributions paid to a shareholder who: (i) has failed to provide a correct taxpayer identification number; (ii) is subject to backup withholding by the IRS; (iii) has failed to certify to the Fund that such shareholder is not subject to backup withholding; or (iv) has not certified that such shareholder is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's U.S. federal income tax liability.
Sections 351 and 362.  The Trust, on behalf of the Fund, has the right to reject an order for a purchase of shares of the Fund if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to Sections 351 and 362 of the Internal Revenue Code, the Fund would have a basis in the securities different from the market value of such securities on the date of deposit. If the Fund’s basis in such securities on the date of deposit was less than market value on such date, the Fund, upon disposition of the securities, would recognize more taxable gain or less taxable loss than if its basis in the securities had been equal to market value. It is not anticipated that the Trust will exercise the right of rejection except in a case where the Trust determines that accepting the order could result in material adverse tax consequences to the Fund or its shareholders. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.
Taxation of Certain Derivatives.  The Fund’s transactions in zero coupon securities, non-U.S. currencies, forward contracts, options and futures contracts (including options and futures contracts on non-U.S. currencies), to the extent permitted, will be subject to special provisions of the Internal Revenue Code (including provisions relating to “hedging transactions” and “straddles”) that, among other consequences, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any zero coupon security, non-U.S. currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a RIC.
The Fund’s investments in so-called “Section 1256 contracts,” such as regulated futures contracts, most non-U.S. currency forward contracts traded in the interbank market and options on most security indexes, are subject to special tax rules. All Section 1256 contracts held by the Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in Section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.
As a result of entering into swap contracts, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than one year). With respect to certain types of swaps, the Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss.
Qualified Dividend Income.  Distributions by the Fund of investment company taxable income (including any short-term capital gains), whether received in cash or shares, will be taxable either as ordinary income or as qualified dividend income, which is eligible to be taxed at long-term capital gain rates to the extent the Fund receives qualified dividend income on the securities it holds and the Fund reports the distribution as qualified dividend income. Qualified dividend income is, in general,
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dividend income from taxable U.S. corporations (but generally not from U.S. REITs) and certain non-U.S. corporations (e.g., non-U.S. corporations that are not PFICs and which are incorporated in a possession of the U.S. or in certain countries with a comprehensive tax treaty with the U.S., or the stock of which is readily tradable on an established securities market in the U.S. (where the dividends are paid with respect to such stock)). Substitute payments received by the Fund for securities lent out by the Fund will not be qualified dividend income.
A dividend from the Fund will not be treated as qualified dividend income to the extent that: (i) the shareholder has not held the shares on which the dividend was paid for 61 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become ex-dividend with respect to such dividend or the Fund fails to satisfy those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder (or, in the case of certain preferred stocks, the holding requirement of 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend with respect to such dividend); (ii) the Fund or the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property; or (iii) the shareholder elects to treat such dividend as investment income under Section 163(d)(4)(B) of the Internal Revenue Code. Dividends received by the Fund from a REIT or another RIC may be treated as qualified dividend income only to the extent the dividend distributions are attributable to qualified dividend income received by such REIT or other RIC. It is expected that dividends received by the Fund from a REIT and distributed to a shareholder generally will be taxable to the shareholder as ordinary income. However, a non-corporate taxpayer who is a direct REIT shareholder may claim a 20% “qualified business income” deduction for ordinary REIT dividends, and a RIC may report dividends as eligible for this deduction to the extent the RIC’s income is derived from ordinary REIT dividends (reduced by allocable RIC expenses). A shareholder may treat the dividends as such provided the RIC and the shareholder satisfy applicable holding period requirements. Distributions by the Fund of its net short-term capital gains will be taxable as ordinary income.
Corporate Dividends Received Deduction.  Dividends paid by the Fund that are attributable to dividends received by the Fund from U.S. corporations may qualify for the U.S. federal dividends received deduction for corporations. A 46-day minimum holding period during the 90-day period that begins 45 days prior to ex-dividend date (or 91-day minimum holding period during the 180 period beginning 90 days prior to ex-dividend date for certain preference dividends) during which risk of loss may not be diminished is required for the applicable shares, at both the Fund and shareholder level, for a dividend to be eligible for the dividends received deduction. Restrictions may apply if indebtedness, including a short sale, is attributable to the investment.
Excess Inclusion Income.  Under current law, the Fund serves to block unrelated business taxable income (“UBTI”) from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Section 514(b) of the Internal Revenue Code. Certain types of income received by the Fund from REITs, real estate mortgage investment conduits, taxable mortgage pools or other investments may cause the Fund to report some or all of its distributions as “excess inclusion income.” To Fund shareholders, such excess inclusion income may: (i) constitute taxable income, as UBTI for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (ii) not be offset by otherwise allowable deductions for tax purposes; (iii) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (iv) cause the Fund to be subject to tax if certain “disqualified organizations,” as defined by the Internal Revenue Code, are Fund shareholders. If a charitable remainder annuity trust or a charitable remainder unitrust (each as defined in Section 664 of the Internal Revenue Code) has UBTI for a taxable year, a 100% excise tax on the UBTI is imposed on the trust.
The Fund tries to avoid investing in REITs that are expected to generate excess inclusion income, but the Fund may not always be successful in doing so. Because information about a REIT’s investments may be inadequate or inaccurate, or because a REIT may change its investment program, the Fund may not be successful in avoiding the consequences described above. Avoidance of investments in REITs that generate excess inclusion income may require the Fund to forego otherwise attractive investment opportunities.
Non-U.S. Investments.  Under Section 988 of the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a non-U.S. currency and the time the Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. In general, gains (and losses) realized on debt instruments will be treated as Section 988
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gain (or loss) to the extent attributable to changes in exchange rates between the U.S. dollar and the currencies in which the instruments are denominated. Similarly, gains or losses on non-U.S. currency, non-U.S. currency forward contracts and certain non-U.S. currency options or futures contracts denominated in non-U.S. currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss unless the Fund were to elect otherwise.
The Fund may be subject to non-U.S. income taxes withheld at the source. The Fund, if permitted to do so, may elect to “pass through” to its investors the amount of non-U.S. income taxes paid by the Fund provided that the Fund held the security on the dividend settlement date and for at least 15 additional days immediately before and/or thereafter, with the result that each investor with respect to shares of the Fund held for a minimum 16-day holding period at the time of deemed distribution will (i) include in gross income, even though not actually received, the investor’s pro rata share of the Fund’s non-U.S. income taxes, and (ii) either deduct (in calculating U.S. taxable income, but only for investors who itemize their deductions on their personal tax returns) or credit (in calculating U.S. federal income tax) the investor’s pro rata share of the Fund’s non-U.S. income taxes. Withholding taxes on dividends on non-U.S. securities while such securities are lent out by the Fund are not eligible for non-U.S. tax credit pass through. Taxes not “passed through” for tax purposes will not be available to shareholders for foreign tax credit purposes. A non-U.S. person invested in the Fund in a year that the Fund elects to “pass through” its non-U.S. taxes may be treated as receiving additional dividend income subject to U.S. withholding tax. A non-U.S. tax credit may not exceed the investor’s U.S. federal income tax otherwise payable with respect to the investor’s non-U.S. source income. For this purpose, shareholders must treat as non-U.S. source gross income (i) their proportionate shares of non-U.S. taxes paid by the Fund and (ii) the portion of any dividend paid by the Fund that represents income derived from non-U.S. sources; the Fund’s gain from the sale of securities will generally be treated as U.S.-source income. Certain limitations will be imposed to the extent to which the non-U.S. tax credit may be claimed. If your Fund shares are loaned pursuant to securities lending arrangements, you may lose the ability to use any non-U.S. tax credits passed through by the Fund or to treat Fund dividends (paid while the shares are held by the borrower) as qualified dividends. Regarding a short sale with respect to shares of the Fund, substitute payments made to the lender of such shares may not be deductible under certain circumstances. Consult your financial intermediary or tax advisor.
The Fund has filed refund claims in various EU countries to recover taxes withheld on dividend income received during past years based upon certain provisions in the Treaty on the Functioning of the EU. Whether or when the Fund will receive a tax refund is within the control of the individual country. Pending confirmatory guidance from the IRS, the refunds received may reduce the Fund’s pass-through of foreign tax credits in such year and potentially future years or may result in the Fund paying an IRS compliance fee to cover the effect of the tax credits previously passed through to shareholders on refunded foreign taxes.
Passive Foreign Investment Companies.  If the Fund purchases shares in PFICs, it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.
If the Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Internal Revenue Code, in lieu of the foregoing requirements, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.
Alternatively, the Fund may make a mark-to-market election that would result in the Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, the Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the IRS. By making the election, the Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The Fund may have to distribute this “phantom” income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax.
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The Fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effects of these rules.
Reporting.  If a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a RIC are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Other Taxes.  Dividends, distributions and redemption proceeds may also be subject to additional state, local and non-U.S. taxes depending on each shareholder’s particular situation.
Taxation of Non-U.S. Shareholders.  Dividends paid by the Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. Dividends paid by the Fund from net tax-exempt income or long-term capital gains are generally not subject to such withholding tax. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN or IRS Form W-8BEN-E certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides an IRS Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the U.S. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN, IRS Form W-8BEN-E or other applicable form may be subject to backup withholding at the appropriate rate.
Properly-reported dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of the Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder or partner, reduced by expenses that are allocable to such income) or (ii) are paid in respect of the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, the Fund may report all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN, IRS Form W-8BEN-E or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.
Special rules may apply to a foreign shareholder receiving a Fund distribution if at least 50% of the Fund's assets consist of interests in U.S. real property interests, including certain REITs and U.S. real property holding corporations (as defined in the Internal Revenue Code and Treasury regulations). Fund distributions that are attributable to gain from the disposition of a U.S. real property interest will be taxable as ordinary dividends and subject to withholding at a 30% or lower treaty rate if the foreign shareholder held no more than 5% of the Fund's shares at any time during the one-year period ending on the date of the distribution. If the foreign shareholder held at least 5% of the Fund's shares, the distribution would be treated as income effectively connected with a trade or business within the U.S. and the foreign shareholder would be subject to withholding tax at a rate of 21% and would generally be required to file a U.S. federal income tax return.
Similar consequences would generally apply to a foreign shareholder's gain on the sale of Fund shares unless the Fund is domestically controlled (meaning that more than 50% of the value of the Fund's shares is held by U.S. shareholders) or the foreign shareholder owns no more than 5% of the Fund's shares at any time during the five-year period ending on the date of sale. Finally, a domestically controlled Fund may be required to recognize a portion of its gain on the in-kind distribution of certain U.S. real property interests. Shareholders that are nonresident aliens or foreign entities are urged to consult their own tax advisors concerning the particular tax consequences to them of an investment in the Fund.
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The rules laid out in the previous two paragraphs, other than the withholding rules, will apply notwithstanding certain of the Fund’s participation in a wash sale transaction or its payment of a substitute dividend.
Shareholders that are nonresident aliens or foreign entities are urged to consult their own tax advisors concerning the particular tax consequences to them of an investment in the Fund.
Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to: (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders; and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to: (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders; comply with due diligence procedures with respect to the identification of U.S. accounts; report to the IRS certain information with respect to U.S. accounts maintained; agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information; and determine certain other information concerning their account holders, or (ii) in the event an intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities may need to report the name, address, and taxpayer identification number of each substantial U.S. owner or provide certifications of no substantial U.S. ownership unless certain exceptions apply.
Shares of the Fund held by a non-U.S. shareholder at death will be considered situated within the U.S. and subject to the U.S. estate tax.
The foregoing discussion is a summary of certain material U.S. federal income tax considerations only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisors as to the tax consequences of investing in such shares, including consequences under state, local and non-U.S. tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date of this SAI. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.
Financial Statements
The Fund's audited Financial Statements, including the Financial Highlights, appearing in the Annual Report to Shareholders and the report therein of PricewaterhouseCoopers LLP, an independent registered public accounting firm, are hereby incorporated by reference in this SAI. The Annual Report to Shareholders, which contains the referenced audited financial statements, is available upon request and without charge.
Miscellaneous Information
Counsel.  Willkie Farr & Gallagher LLP, located at 787 Seventh Avenue, New York, NY 10019, is counsel to the Trust.
Independent Registered Public Accounting Firm.  PricewaterhouseCoopers LLP, located at Two Commerce Square, 2001 Market Street, Philadelphia, PA 19103, serves as the Trust's independent registered public accounting firm, audits the Fund's financial statements, and may perform other services.
Shareholder Communications to the Board.  The Board has established a process for shareholders to communicate with the Board. Shareholders may contact the Board by mail. Correspondence should be addressed to iShares Board of Trustees, c/o BlackRock Fund Advisors, iShares Fund Administration, 400 Howard Street, San Francisco, CA 94105. Shareholder communications to the Board should include the following information: (i) the name and address of the shareholder; (ii) the number of shares owned by the shareholder; (iii) the Fund(s) of which the shareholder owns shares; and (iv) if these shares are owned indirectly through a broker, financial intermediary or other record owner, the name of the broker, financial intermediary or other record owner. All correspondence received as set forth above shall be reviewed by the Secretary of the Trust and reported to the Board.
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Investors’ Rights.  The Fund relies on the services of BFA and its other service providers, including the Distributor, administrator, custodian and transfer agent. Further information about the duties and roles of these service providers is set out in this SAI. Investors who acquire shares of the Fund are not parties to the relevant agreement with these service providers and do not have express contractual rights against the Fund or its service providers, except certain institutional investors that are Authorized Participants may have certain express contractual rights with respect to the Distributor under the terms of the relevant Authorized Participant Agreement. Investors may have certain legal rights under federal or state law against the Fund or its service providers. In the event that an investor considers that it may have a claim against the Fund, or against any service provider in connection with its investment in the Fund, such investor should consult its own legal advisor.
By contract, Authorized Participants irrevocably submit to the non-exclusive jurisdiction of any New York State or U.S. federal court sitting in New York City over any suit, action or proceeding arising out of or relating to the Authorized Participant Agreement. Jurisdiction over other claims, whether by investors or Authorized Participants, will turn on the facts of the particular case and the law of the jurisdiction in which the proceeding is brought.
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Appendix A - Proxy Voting Policies
A-1

Open-End Active and Fixed Income Index Fund Proxy Voting Policy
Procedures Governing Delegation of Proxy Voting to Fund Advisers
Effective Date: January 1, 2025
________________________________________
Applies to the following types of Funds registered under the 1940 Act:
☐ Index Equity Mutual Funds and Exchange-Traded Funds
☒ Open-End Active and Fixed Income Index Mutual Funds and Exchange-Traded Funds
☐ Money Market Funds
☐ Closed-End Funds
☐ Other
________________________________________
Objective and Scope
Set forth below is the Open-End Active and Fixed Income Index Fund Proxy Voting Policy.
Policy / Document Requirements and Statements
The Boards of Trustees/Directors (“Directors”) of certain open-end funds (the “Funds”) advised by BlackRock Fund Advisors or BlackRock Advisors, LLC (“BlackRock”), have the responsibility for the oversight of voting proxies relating to portfolio securities of the Funds, and have determined that it is in the best interests of the Funds and their shareholders to delegate the responsibility to vote proxies to BlackRock, subject to the principles outlined in this Policy, as part of BlackRock’s authority to manage, acquire and dispose of account assets, all as contemplated by the Funds’ respective investment management agreements.
BlackRock has adopted the BlackRock Active Investment Stewardship Global Engagement and Voting Guidelines (as from time to time amended, the “Guidelines”) governing proxy voting by active and fixed income index Funds managed by BlackRock. The Guidelines include “climate and decarbonization” guidelines which apply to the Funds listed in Appendix A, if any.
BlackRock will cast votes on behalf of each of the Funds covered by this policy on specific proxy issues in respect of securities held by each such Fund (or may refrain from voting) in accordance with the Guidelines.
Conflicts Management
BlackRock Active Investment Stewardship (“BAIS”) maintains policies and procedures that seek to prevent undue influence on BlackRock’s proxy voting activity and to mitigate material conflicts of interest in the exercise of proxy voting responsibilities. Potential material conflicts, and the resultant potential for undue influence, might be due to a relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates or employees, or a Fund or a Fund’s affiliates. BlackRock has taken certain steps to mitigate potential conflicts, which are outlined in detail in the Guidelines. In mitigating conflicts, BAIS will adhere to the Guidelines.
In certain instances, BAIS will engage an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid potential conflicts of interest, to satisfy regulatory compliance requirements, or as may be otherwise required by applicable law.
A-2

With respect to the relationship between securities lending and proxy voting, shares on loan cannot be voted and BlackRock may determine to recall them for voting, as guided by BlackRock’s fiduciary responsibility to act in clients’ financial interests. The Guidelines set forth BlackRock’s approach to recalling securities on loan in connection with proxy voting.
Reports to the Board
BlackRock will report on an annual basis to the Directors on (1) a summary of the proxy voting process as applicable to the Funds covered by this policy in the preceding year together with a representation that all votes were in accordance with the Guidelines and (2) any material changes to the Guidelines, including material changes to conflicts management practices, that have not previously been reported.
Appendix A
BlackRock U.S. Carbon Transition Readiness ETF
BlackRock World ex U.S. Carbon Transition Readiness ETF
A-3

BlackRock Active Investment Stewardship
Global Engagement and Voting Guidelines
Effective as of January 2025

Overview	A-4
Introduction to BlackRock	A-4
About BlackRock Active Investment Stewardship	A-5
Our approach to stewardship within active equities	A-5
Our approach to stewardship within fixed income	A-5
Boards of Directors	A-6
Executive compensation	A-8
Non-executive director compensation	A-9
Capital structure	A-9
Transactions and special situations	A-10
Corporate reporting, risk management and audit	A-11
Shareholder rights and protections	A-12
Shareholder proposals	A-13
Corporate political activities	A-13
Sustainability, or environmental and social, considerations	A-13
Key stakeholders	A-14
Climate and decarbonization investment objectives	A-14
Appendix 1: How we fulfil and oversee our active investment stewardship responsibilities	A-14
Overview
This document provides high level guidance on how BlackRock Active Investment Stewardship (BAIS) views corporate governance matters that are commonly put to a shareholder vote, or on which investors engage with issuers. BAIS works in partnership with BlackRock’s investment teams, excluding index equity, providing expertise on investment stewardship, engaging with companies on behalf of those teams when appropriate, and assisting in recommending, operationalizing and reporting on voting decisions. The guidance informs BAIS’ voting recommendations to BlackRock’s active portfolio managers. It applies to active equity holdings in BlackRock’s fundamental equity, systematic equity and multi-asset solutions strategies. It also may apply to holdings in BlackRock’s index and active fixed income strategies, to the extent those strategies hold voting securities or conduct issuer engagements. The guidelines are not prescriptive as active portfolio managers have discretion as to how they integrate these guidelines within their investment processes in light of their clients’ or funds’ investment objectives. There are separate, independently developed principles and voting policies that are applied to BlackRock’s index equity investments by a distinct and independent function, BlackRock Investment Stewardship.
Introduction to BlackRock
BlackRock’s purpose is to help more and more people experience financial well-being. We manage assets on behalf of institutional and individual clients, across a full spectrum of investment strategies, asset classes, and regions. Our client base includes pension plans, endowments, foundations, charities, official institutions, insurers, and other financial institutions, as well as individuals around the world.
A-4

About BlackRock Active Investment Stewardship
BlackRock Active Investment Stewardship (BAIS) is a specialist team within the Portfolio Management Group and manages BlackRock’s stewardship engagement and voting on behalf of clients invested in active strategies globally. BAIS is also responsible for engagement with issuers in index fixed income strategies, where appropriate. Our activities are informed by these Global Engagement and Voting Guidelines (“the Guidelines”) and insights from active investment analysts and portfolio managers, with whom we work closely in engaging companies and voting at shareholder meetings.
Engagement with public companies is the foundation of our approach to stewardship within fundamental active investing. Through direct dialogue with company leadership, we seek to understand their businesses and how they manage risks and opportunities to deliver durable, risk adjusted financial returns. Generally, portfolio managers and stewardship specialists engage jointly on substantive matters. Our discussions focus on topics relevant to a company’s success over time including governance and leadership, corporate strategy, capital structure and financial performance, operations and sustainability-related risks, as well as macro-economic, geopolitical and sector dynamics. We aim to be constructive investors and are generally supportive of management teams that have a track record of financial value creation. We aim to build and maintain strong relationships with company leadership based on open dialogue and mutual respect.
Different active equity strategies may implement these voting guidelines differently, as a result of the latitude the portfolio manager has to make independent voting decisions aligned with their portfolio objectives and investment strategy. For example, BAIS will generally vote the holdings in Systematic Active Equity portfolios in accordance with these guidelines. We provide voting recommendations to fundamental equity portfolio managers, who may determine to vote differently based on their portfolio investment objectives and strategy.
These guidelines discuss corporate governance topics on which we may engage with management teams and board directors(1) and matters that routinely come to a shareholder vote. We recognize that accepted corporate governance norms can differ across markets, and believe these guidelines represent globally applicable elements of governance that support a company’s ability to manage material risks and opportunities and deliver financial returns to investors. Generally, we believe companies should observe accepted corporate governance norms within their local markets or, particularly in markets without well-established norms, aspire to widely recognized international best practices. As one of many minority shareholders, BlackRock cannot – and does not try to – direct a company’s strategy or its implementation. We look to companies to provide disclosures that explain how their approach to corporate governance best aligns with the financial interests of their investors.
Our approach to stewardship within active equities
As shareholders of public companies, BlackRock’s clients have certain fundamental rights, including the right to vote on proposals put forth by a company’s management or its shareholders. The voting rights attached to these clients’ holdings are an important mechanism for investors to express support for, or concern about, a company’s performance. As a fiduciary, BlackRock is legally required to make proxy voting determinations, on behalf of clients who have delegated voting authority to us, in a manner that is consistent with their investment objectives.
In general, we tend to support the recommendations of the board of directors and management. As indicated below, we may vote against management recommendations when we have concerns about how companies are serving the financial interests of our clients as their shareholders. We take a globally consistent approach to voting but consider the different corporate governance regulations and norms in various markets. Votes are determined on a case-by-case basis, in the context of a company’s situation and the investment mandate we have from clients. Please see page 16 for more information about how we fulfil and oversee BlackRock’s non-index equity investment stewardship responsibilities.
Our approach to stewardship within fixed income
Although fixed income investors do not have the right to vote at shareholder meetings, issuer engagement is a component of fixed income investment strategies at BlackRock, particularly those with sustainability objectives in addition to financial objectives. Most corporate governance-related fixed income engagements are undertaken in conjunction with the active investment stewardship team, and often active equity investors. In addition to the topics listed below, engagement with fixed

(1)
References to the board, board directors or non-executive directors should be understood to include supervisory boards and their members, where relevant.
A-5

income investment teams can help inform an issuer’s approach to structuring specialist issuances, such as green bonds, and the standard terms and information in bond documentation.
Boards of Directors
Roles and responsibilities
There is widespread consensus that the foundation of good corporate governance is an effective board of directors that is able to advise and supervise management in an independent and objective manner(2).
We look to the board of directors (hereafter ‘the board’) to have an oversight role in the establishment and realization of a company’s strategy, purpose and culture. These constructs are interdependent and, when aligned, can better position a company to be resilient in the face of a changing business environment, help reduce the risks of corporate or employee misconduct, and attract and retain the caliber of workers necessary to deliver financial performance over time.
In promoting the success of the company, the board ensures the necessary resources, policies and procedures are in place to help management meet its strategic objectives within an agreed risk tolerance.
One of the most important responsibilities of the board is to appoint, and remove as necessary, the chief executive officer (CEO). In addition, the board plays a meaningful role in monitoring the performance of the CEO and other key executives, determining executive compensation, ensuring a rigorous audit, overseeing strategy execution and risk management and engaging with shareholders, and other stakeholders, as necessary.
Composition and effectiveness
Appointment process
A formal and transparent process for identifying and appointing director candidates is critical to ensuring the board is composed of directors with the appropriate mix of skills and experience. The board or a sub-committee should determine the general criteria given the company’s circumstances (e.g., sector, maturity, geographic footprint) and any additional criteria for a specific role being filled (e.g., financial expertise, industry track record). To inform the process, we encourage companies to review the skills and experience of incumbent directors to identify any gaps and whether a director candidate’s characteristics would be additive. We welcome disclosures that explain how the board considered different skills, backgrounds and experience to ensure the directors collectively can be effective in fulfilling their responsibilities. We assess a company’s board composition against that of its peer group and local market requirements.
Shareholders periodically vote to elect, remove and nominate directors to serve on the board. We may vote against the election of the most senior independent director, or the chair of the relevant committee, where a company has not demonstrated it has an appointment process that results in a high functioning board with the appropriate complement of skills, backgrounds and experience amongst the directors to support strong financial performance over time. We may vote against newly nominated directors who do not seem to have the appropriate skills or experience to contribute to the board’s effectiveness.
Independence
Director independence from management, significant shareholders or other stakeholders (e.g., government or employees) is of paramount importance to the protection of the interests of minority shareholders such as BlackRock’s clients. At least half of the directors should be independent and free from conflicts of interest or undue influence(3). This ensures sufficient independent directors to have appropriately independent board committees. Companies domiciled in markets with a higher threshold for board independence should meet those requirements.

(2)
See the Corporate Governance Codes of Germany, Japan, and the UK, as well as the corporate governance principles of the US Business Roundtable as examples.
(3)
Common impediments to independence may include but are not limited to: current or recent employment at the company or a subsidiary; being, or representing, a shareholder with a substantial shareholding in the company; interlocking directorships; lengthy tenure, and having any other interest, business, or other relationship which could, or could reasonably be perceived to, materially interfere with a director’s ability to act in the best interests of the company and shareholders.
A-6

We may vote against the election of non-independent directors if the board does not have a sufficient balance of independence. We may also vote against the election of the chair of the committee responsible for board composition if this is a perennial issue.
Independent board leadership
Practices across markets differ, as do board structures, but we observe two main approaches to independent board leadership. One is a non-executive, independent chair of the board who is responsible for leading the board in the effective exercise of its duties. The other is a lead or senior independent director, who is responsible for coordinating with the other non-executive directors and working closely with the executive chair on the board agenda and other board procedures. In this case, the executive chair and the lead independent director work together to ensure the board is effectively fulfilling its responsibilities. In our view, the independent leader of the board, and/or the chair of a relevant committee, should be available to investors to discuss board governance matters such as CEO succession, executive pay, and board performance. We look to boards to explain their independent board leadership model and how it serves the interests of shareholders.
We may vote against the election of the chair of the committee responsible for board composition if there is not an identified independent leader of the board with clear responsibilities for board performance. We may vote against the most senior independent director if the board has a policy of not engaging with shareholders.
Tenure and succession
Boards should establish the length of time a director would normally be expected to serve, in line with market norms where those exist. In such markets, we find it helpful when companies disclose their approach to director tenure particularly around the contributions of directors who have served for longer periods than provided for in local practices. In our experience, long-serving directors could become less independent given their relationship with management and involvement in past board decisions.
Succession planning for board roles helps achieve the appropriate cadence of turnover that balances renewal through the regular introduction of directors with fresh perspectives and expertise with continuity through the retention of directors with long-term knowledge of the board and company.
In markets where there is not specific director tenure guidance, we may vote against the election of the chair of the committee responsible for board composition if there is not a clearly disclosed approach to director tenure and board renewal. We may vote against the election of directors who have served for longer duration than typical in markets with specific guidance, where the case for their continued service is not evident.
Capacity
To be effective and engaged, directors must commit appropriate time and energy to the role. A board should assess the ability of its members to maintain an appropriate focus on board matters and the company taking into consideration competing responsibilities. We recognize that board leadership roles vary across markets in responsibilities and required time commitment but note that they are generally more intensive than a standard directorship. We will take local norms and practices into consideration when making our voting determinations across markets.
We may vote against the election of directors who do not seem to have sufficient capacity to effectively fulfil their duties to the board and company.
Director elections
In support of director accountability to shareholders, directors should stand for election on a regular basis, ideally annually. A classified board structure may be justified by a company when it needs consistency and stability during a time of transition, or on the basis of its business model, e.g., a non-operating company such as closed-end funds.
Shareholders should have the opportunity to evaluate nominated directors individually rather than in bundled slates. We look to companies to provide sufficient information on each director standing for election so that shareholders can assess their capabilities and suitability. We will not support the election of directors whose names and biographical details have not been disclosed sufficiently in advance of the shareholder meeting.
A-7

Each director’s appointment should be dependent on receiving a simple majority of the votes cast at the shareholder meeting. Where a company’s practices differ, we look to the board to provide a detailed explanation as to how its approach best serves investors’ interests.
We may vote for shareholder or management proposals seeking to establish annual election of directors and/or a simple majority vote standard for director elections. We may vote against all the directors standing for election as part of a single slate if we have concerns about the profile or performance of an individual director.
Committees
Many boards establish committees to focus on specific responsibilities of the board such as audit and risk, governance and human capital, and executive compensation, amongst other matters. We do not prescribe to companies what committees they should establish but we seek to understand the board’s rationale for the committee structure it determines is appropriate. We note that, in some markets, regulation requires such committees. The responsibilities of each committee should be clear, and the board should ensure that all critical matters are assigned either to the full board or to one of the committees. The board should disclose to shareholders the structure, membership, proportion of independent directors, and responsibilities of each committee. The responsibilities we typically see assigned to the three most common committees include:
•
Audit and risk – oversight responsibilities for the integrity of financial reporting, risk management and compliance with legal and regulatory requirements; may also play an oversight role in relation to the internal audit function and whistleblowing mechanisms.
•
Nominating, governance and human capital – ensures appropriate corporate governance principles and practices including the periodic review of board performance; responsible for succession planning for CEO and key board roles, as well as the director appointment process; may also have oversight responsibilities for human capital management strategies including corporate culture and purpose.
•
Executive compensation – determines the compensation policies and programs for the CEO and other executive officers, approves annual awards and payments under the policies; may also have oversight responsibilities for firm-wide compensation policies.
We may vote against the election of the chair of the committee or other directors serving as committee members to convey our concerns and provide feedback on how a committee has undertaken its responsibilities. We may vote against the election of the most senior non-executive director if there is not a clearly disclosed approach to board committees.
Board and director evaluation
We consider it best practice for companies to conduct an annual review of the performance of the board, the committees, the chair and individual directors. Periodically, this review could be undertaken by an independent third party able to bring objective perspectives to the board on governance and performance. We encourage companies to disclose their approach to and objectives of evaluations, including any changes made to the board’s approach as a result.
Access to independent advice
To support the directors in effectively fulfilling their duties to the company and shareholders, they should have access to independent advice. When circumstances warrant, boards should be able to retain independent third parties to advise on critical matters. These might include new industry developments such as emergent and disruptive technology, operating events with material consequences for the company’s reputation and/or performance, or significant transactions. Board committees may similarly retain third parties to advise them on specialist matters such as audit, compensation and succession planning.
Executive compensation
Boards should establish compensation arrangements that enable the company to recruit, retain and reward the caliber of executive management necessary to lead and operate the company to deliver superior financial returns over time. We focus on alignment between variable pay and a company’s financial performance.
Generally, executive compensation arrangements have four components: base salary, annual bonus that rewards performance against short-term metrics, share-based incentives that reward performance against long-term metrics, and
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pensions and benefits. In our observation, base salary, pensions and benefits are largely set relative to market norms and benchmarks. The annual bonus and share-based incentive, or variable pay plans, tend to be tailored to the company, its sector and long-term strategy, as well as the individuals the board is seeking to recruit and motivate.
Recognizing the unique circumstances of each company, we determine whether to support a company’s approach to executive compensation on a case-by-case basis. We rely on companies providing sufficient quantitative and qualitative information in their disclosures to enable shareholders to understand the compensation arrangements and assess the alignment with investors’ interests. Features we look for in compensation arrangements include:
•
Fixed pay components, including base salary, benefits and prerequisites that are appropriate in the context of the company’s size, sector and market.
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Variable pay subject to performance metrics that are closely linked to the company’s short- and long-term strategic objectives.
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Long-term incentives that motivate sustained performance across a multi-year period.
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A balance between fixed and variable pay, short- and long-term incentives, and specific instruments (cash and equity awards) that promotes pay program durability and seldom necessitates one-off, discretionary payments.
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Outcomes that are consistent with the returns to investors over the relevant time period.
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Board discretion, if allowed within the variable pay arrangements, to be used sparingly, responsibly and transparently.
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A requirement, that participants in long-term share-based incentive plans build a meaningful shareholding in the company within a defined time period, as determined by the board.
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Change of control provisions that appropriately balance the interests of executives and shareholders.
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Clawback or malus provisions that allow the company to recoup or hold back variable compensation from individuals whose awards were based on fraudulent activities, misstated financial reports, or executive misconduct.
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Severance arrangements that protect the company’s interests but do not cost more than is contractual.
We may vote against proposals to introduce new share-based incentives, approve existing policies or plans, or approve the compensation report where we do not see alignment between executive compensation arrangements and our clients’ financial interests. When there is not an alternative, or where there have been multi-year issues with compensation misaligned with performance, we may vote against the election of the chair of the responsible committee, or the most senior independent director.
Non-executive director compensation
Companies generally pay non-executive directors an annual retainer or fee in cash, shares or a combination of the two. Some companies also pay additional fees for service on board committees or in board leadership roles. We do not support non-executive directors participating in performance-based incentive plans as doing so may create a conflict of interest and undermine their independence from management, whom they oversee.
Capital structure
Boards are responsible for ensuring senior executive leadership has established a capital strategy that achieves appropriate capital allocation and management in support of long-term financial resilience.
Where company practices diverge from those set out below, we look for companies to disclose why they view these practices to be aligned with shareholders’ interests. We may vote against management proposals seeking capital-related authorities or the election of the most senior independent director if we have concerns about a company’s approach. We may also support a shareholder proposal seeking conversion of shares with differentiated voting rights to a one-share, one-vote standard.
Share issuance
We assess requests for share issuance for particular transactions on a case-by-case basis. We will generally support authorities to issue shares when subject to pre-emptive rights, and up to 20% absent pre-emptive rights. Companies should seek regular approval of these authorities to allow shareholders to take into consideration how prior authorities were used, as well as the current circumstances of the company and the market environment.
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Share buybacks
We assess share buyback proposals in the context of the company’s disclosed capital management strategy and management’s determination of the appropriate balance between investment that supports the long-term growth of the company and returning cash to investors. We also take into consideration the effect of a buyback program on the company’s balance sheet and executive compensation arrangements and the price at which shares are repurchased relative to market price. Companies should seek regular approval of these authorities to allow shareholders to take into consideration how prior authorities were used, as well as the current circumstances of the company and the market environment.
We would normally expect companies to cancel repurchased shares. If a company plans to retain them as treasury shares, management should provide a detailed rationale in the context of the disclosed capital management strategy.
Dividends
We generally defer to management and the board on dividend policy but may engage to seek further clarification where a proposed dividend appears out of line with the company’s financial position.
Differentiated voting rights
We prefer companies to adopt a one-share, one-vote structure for share classes with the same economic exposure. Certain companies, particularly those new to public markets, could make the case to adopt a differentiated voting rights structure, or dual class stock. In those situations, we encourage companies to evaluate and seek approval for their capital structure on a periodic basis.
Transactions and special situations
We monitor developments in transactions and special situations closely and undertake our own detailed analyses of proposals.
Mergers and acquisitions
We evaluate proposed mergers or acquisitions by assessing the financial outcome for our clients as minority shareholders. Management should provide an assessment of the proposed transaction’s strategic and financial rationale, along with its execution and operational risks. We review each transaction independently based on these factors and the degree to which the transaction enhances shareholder value. The board should consider establishing an ad hoc transaction committee to undertake an independent assessment of a significant merger or acquisition, in advance of making its recommendation to shareholders.
We will vote against transactions that, in our assessment, do not advance our clients’ financial interests.
Anti-takeover defenses
In principle, we do not support companies using anti-takeover defenses, also known as poison pills or shareholder rights plans, as they can entrench management and boards which have not delivered long-term shareholder value. By exception, a poison pill may be supported if its purpose is to delay a takeover that is considered sub-optimal and enable management to seek an improved offer. Similarly, management could make the case to use a poison pill to block a shareholder activism campaign that may be counter to the interests of other investors. Defense mechanisms introduced in these circumstances should be limited in term and threshold, and also be closely monitored by the independent members of the board. We look for a shareholder vote for any mechanisms expected to be in place for more than 12 months.
Shareholder activism
When companies are the focus of an activism campaign, we may engage with the activist to understand their analysis and objectives, once they have gone public. We will also engage with company management and possibly board members, especially those the activist may be seeking to replace. In our assessment, we evaluate various factors, including the concerns raised by the activist and the case for change; the quality of both the activist’s and management’s plans; and the qualifications of each party’s candidates. We evaluate each contested situation by assessing the potential financial outcome for our clients as minority shareholders.
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We may support board candidates nominated by a shareholder activist if the activist has demonstrated that their case for change enhances shareholder value, or if the incumbent board members do not demonstrate the relevant skills and expertise or have a poor track record of protecting shareholders’ interests.
Significant shareholders and related party transactions
Boards of companies with affiliated shareholders or directors should be able to demonstrate that the interests of all shareholders are given equitable consideration.
Transactions with related parties, such as significant shareholders or companies connected with the public company, should be disclosed in detail and conducted on terms similar to what would objectively have been agreed with a non-related party. Such transactions should be reviewed and approved by the independent members of the board, and if voted on, only disinterested shareholders should vote.
Corporate reporting, risk management and audit
Investors depend on corporate reporting, both regulatory and voluntary, to understand a company’s strategy, its implementation and financial performance, as well as to assess the quality of management and operations and potential for the company to create shareholder value over time. The board should oversee corporate reporting and the policies and procedures underpinning the internal audit function and external audit.
A company’s financial reporting should provide decision-useful information for investors and other stakeholders on its financial performance and position. It should provide an accurate and balanced assessment of the risks and opportunities the company faces in realizing its long-term strategy. Accordingly, the assumptions made by management and reviewed by the auditor in preparing the financial statements should be reasonable and justified. Financial statements should be prepared in accordance with globally developed reporting standards and any divergence from generally accepted accounting principles should be explained in detail and justified. Accounting restatements should be explained in detail and any remedial actions, and the implications of these, disclosed.
In this context, audit committees play a vital role in a company’s financial reporting system by providing independent oversight of the accounts, material financial and, where appropriate to the jurisdiction, nonfinancial information, internal control frameworks and Enterprise Risk Management systems. In our view, effective audit committee oversight strengthens the quality and reliability of a company’s financial statements and provides an important level of reassurance to shareholders. Audit committees should have a procedure in place for assessing the independence of the auditor and the quality of the external audit process annually.
Similarly, material sustainability-related factors that are integral to how a company manages risks or generates revenue should be disclosed. In our view, the standards developed by the International Sustainability Standards Board, can be helpful to companies in preparing such reports(4).
Companies should establish robust risk management and internal control processes appropriate to the company’s business, risk tolerance, and regulatory environment. A credible whistleblowing system for employees, and potentially other stakeholders, can be a useful mechanism for ensuring that senior management and the board are aware of potential misconduct or breaches in risk management and internal control processes.
A comprehensive audit conducted by an independent audit firm contributes to investor confidence in the quality of corporate reporting. It is helpful when the audit report gives some insight into the scope and focus of the audit, as well as any critical audit matters identified and how these were resolved. A comprehensive and effective audit is time and resource intensive, and the audit fee should be commensurate. Fees paid to the audit firm for non-audit consulting should not exceed the audit fee to a degree that may prompt concerns about the independence of the audit. The audit committee should explain its position on auditor tenure and how it confirmed that the auditor remained independent.

(4)
The objective of IFRS S1 General Requirements for Disclosure of Sustainability-related Financial Information is to require an entity to disclose information about its sustainability-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity. The objective of IFRS S2 Climate-related Disclosures is to require an entity to disclose information about its climate-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity.
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We may vote against the election of the responsible directors if corporate reporting is insufficient or there are material misstatements in financial reports. In markets where relevant, we may vote against a proposal to approve the financial statements or the discharge of the board when we are concerned about the quality of the reporting or the audit. We may vote against proposals to appoint the auditor, ratify the audit report, or approve the audit fee if we are concerned about the auditor’s independence, the quality of the audit, or there are material misstatements in financial reports and the board has not established reasonable remediation plans.
Shareholder rights and protections
General shareholder meetings
Companies normally have an annual general meeting of shareholders at which routine and non-routine items of business are discussed and voted on by shareholders in attendance or submitting proxy votes. Companies should disclose materials relevant to the shareholder meeting sufficiently in advance so that shareholders can take them into consideration in their voting decisions. Many companies offer shareholders the option of participating in the meeting virtually which, whilst welcome, should not limit the rights of shareholders to participate as they would during an in-person meeting.
We may vote against directors when materials related to the business of the shareholder meeting are not provided in a timely manner or do not provide sufficient information for us to take an informed voting decision. We may vote against directors if the format of the shareholder meeting does not accommodate reasonable shareholder participation.
Bylaw amendments
We review bylaw amendments proposed by management on a case-by-case basis and will generally support those that are aligned with the interests of minority shareholders. Any material changes to the bylaws should be explained in detail and put to a shareholder vote.
We may vote against bylaw amendments that reduce shareholder rights and protections. We may vote against directors if material changes are made to the bylaws without shareholder approval.
If not provided for in the relevant corporate law, company bylaws should allow shareholders, individually or as a group, with a meaningful shareholding the right to call a special meeting of shareholders. The shareholding required to exercise this right should balance its utility with the cost to the company of holding special meetings.
If not provided for in the relevant corporate law, company bylaws should allow shareholders, individually or as a group, with a meaningful shareholding the right to nominate directors to the company’s board. The threshold for this right should be set so that shareholders can exercise it without being unduly disruptive to the board’s own nomination process.
Whilst we would not use either of these rights ourselves, we see them as important accountability mechanisms. We may vote for a shareholder proposal seeking the addition of either of these provisions to a company’s bylaws.
Change of domicile
We generally defer to management on proposals to change a company’s domicile as long as the rationale for doing so is consistent with the company’s long-term strategy and business model and the related costs are immaterial.
We may vote against directors or a proposal to change a company’s domicile where it does not seem aligned with our clients’ financial interests.
Changes to a company’s purpose or the nature of its business
Plans to materially change the nature of a company’s business or its purpose should be disclosed and explained in the context of long-term strategy and business dynamics. Such changes may significantly alter an investor’s views on the suitability of a company for their investment strategy or portfolio.
Where relevant, we may vote against proposals to change a company’s purpose or the nature of its business if the board has not provided a credible argument for change.
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Shareholder proposals
Shareholders in many markets, who meet certain eligibility criteria, have the right to submit proposals to the general shareholder meeting asking a company to take a particular course of action subject to the proposal being supported by a majority of votes cast at the meeting. The topics raised address a range of governance, social and environmental matters that may be relevant to a company’s business. Shareholder proposals are considered by many investors to be an escalation tool when a company is unresponsive to their engagement.
We vote on these proposals on a case-by-case basis. We assess the relevance of the topic raised to a company’s business and its current approach, whether the actions sought are consistent with shareholders’ interests, and what impact the proposal being acted upon might have on financial performance.
Our general approach where we have concerns about a company’s governance, disclosures or performance is to engage to understand the apparent difference in perspective. If we continue to believe the company is not acting in shareholders’ financial interests, we may vote against the election of directors. We may support a relevant shareholder proposal if doing so reinforces the points made in our engagement or is aligned with our clients’ financial interests. We generally do not support shareholder proposals that are legally binding on the company, seek to alter a company’s strategy or direct its operations, or are unrelated to how a company manages risk or generates financial returns.
BlackRock is subject to legal and regulatory requirements in the U.S. that place restrictions and limitations on how we can interact with the companies in which we invest on behalf of our clients, including our ability to submit shareholder proposals. We can vote on behalf of clients who authorize us to do so, on proposals put forth by others.
Corporate political activities
We seek to understand how companies ensure that their direct and indirect engagement in the policy making process is consistent with their public statements on policy matters important to the company’s long-term strategy. The board should be aware of the approach taken to corporate political activities as there can be reputational risks arising from inconsistencies. Companies should, as a minimum, meet all regulatory disclosure requirements on political activities, and ideally, provide accessible and clear disclosures to shareholders on policy positions, public policy engagement activities and political donations. To mitigate the risk of inconsistencies, companies can usefully assess the alignment between their policy priorities and the policy positions of the trade associations of which they are active members and any engagements undertaken by trade associations on behalf of members.
Generally, this is an engagement matter, although we may support a relevant shareholder proposal, or vote against directors, where a company’s disclosures are insufficient, or it becomes public that there is a material contradiction in a company’s public policy positions and its policy engagement.
Sustainability, or environmental and social, considerations
We seek to understand how companies manage the risks and opportunities inherent in their business operations. In our experience, sustainability-related factors(5) that are relevant to a company’s business or material to its financial performance, are generally operational considerations embedded into day-to-day management systems. Certain sustainability issues may also inform long-term strategic planning, for example, investing in product innovation in anticipation of changing consumer demand or adapting supply chains in response to changing regulatory requirements.
We recognize that the specific sustainability-related factors that may be financially material or business relevant will vary by company business model, sector, key markets, and time horizon, amongst other considerations. From company disclosures and our engagement, we aim to understand how management is identifying, assessing and integrating material

(5)
By material sustainability-related risks and opportunities, we mean the drivers of risk and financial value creation in a company’s business model that have an environmental or social dependency or impact. Examples of environmental issues include, but are not limited to, water use, land use, waste management, and climate risk. Examples of social issues include, but are not limited to, human capital management, impacts on the communities in which a company operates, customer loyalty, and relationships with regulators. It is our view that well-managed companies will effectively evaluate and manage material sustainability-related risks and opportunities relevant to their businesses. Governance is the core means by which boards can oversee the creation of durable financial value over time. Appropriate risk oversight of business-relevant and material sustainability-related considerations is a component of a sound governance framework.
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sustainability-related risks and opportunities into their business decision-making and practices. Doing so helps us undertake a more holistic assessment of a company’s potential financial performance and the likely risk-adjusted returns of an investment.
We may vote against directors or support a relevant shareholder proposal if we have concerns about how a company is managing or disclosing its approach to material sustainability-related risks that may impact financial returns.
Key stakeholders
In our view, companies should understand and take into consideration the interests of the various parties on whom they depend for their success over time. It is for each company to determine their key stakeholders based on what is material to their business and long-term financial performance. For many companies, key stakeholders include employees, business partners (such as suppliers and distributors), clients and consumers, regulators, and the communities in which they operate. Companies that appropriately balance the interests of investors and other stakeholders are, in our experience, more likely to be financially resilient over time.
Climate and decarbonization investment objectives
Certain active BlackRock funds have climate and decarbonization objectives in addition to financial objectives. Consistent with the objectives of those investment strategies, our stewardship activity in relation to the holdings in those funds differs in some respects from BAIS’ benchmark guidelines, which are described above. Specifically, for those funds’ holdings, we look to investee companies to demonstrate that they are aligned with a decarbonization pathway that means their business model would be viable in a low-carbon economy, i.e., one in which global temperature rise is limited to 1.5⁰C above pre-industrial levels. This approach is only taken following BlackRock receiving the explicit approval from the applicable fund board.
The decarbonization stewardship guidelines focus on companies which produce goods and services that contribute to real world decarbonization or have a carbon intensive business model and face outsized impacts from the low carbon transition, based on reported and estimated scopes 1, 2, and 3 greenhouse gas emissions. These companies should provide disclosures that set out their governance, strategy, risk management processes and metrics and targets relevant to decarbonization. These disclosures should include an explanation of the decarbonization scenarios a company is using in its near- and long-term planning, as well as its scope 1, scope 2 and material scope 3 greenhouse gas (GHG) emissions and reduction targets for scope 1 and 2 emissions. As with the BAIS benchmark policies, we consider the climate-risk reporting standard issued by the International Sustainability Standards Board, IFRS S2, a useful reference for such reporting.
Under these climate- and decarbonization-specific guidelines, BAIS may recommend a vote against directors or support for a relevant shareholder proposal if a company does not appear to be adequately addressing or disclosing material climate-related risks. We may recommend supporting shareholder proposals seeking information relevant to a company’s stated low-carbon transition strategy and targets that the company does not currently provide and that would be helpful to investment decision-making. As under the BAIS benchmark approach, the active portfolio managers are ultimately responsible for voting consistent with their investment mandate and fund objectives.
Appendix 1: How we fulfil and oversee our active investment stewardship responsibilities
Oversight
The Global Head of BAIS has primary oversight of and responsibility for the team’s activities, including voting in accordance with the BlackRock Active Investment Stewardship Global Engagement and Voting Guidelines (“the Guidelines”), which require the application of professional judgment and consideration of each company’s unique circumstances, as well as input from active investors. BAIS is independent from BlackRock Investment Stewardship in our engagement and voting activities, reporting lines, and oversight.
The Active Investment Stewardship Oversight Committee, comprised of senior representatives of the active investment, legal and risk teams, reviews and advises on amendments to BAIS’ Global Engagement and Voting Guidelines. The Committee also considers developments in corporate governance, related public policy, and market norms and how these might influence BAIS’ policies and practices. The Committee does not determine voting decisions, which are the responsibility of BAIS and the relevant active equity investors.
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In addition, there is a standing advisory group of senior active investors who counsel BAIS on complex or high-profile votes before a recommendation is finalized and escalated to the portfolio managers with holdings in the company under consideration. This group also formally reviews any revisions to the Engagement and Voting Guidelines proposed by BAIS as part of its annual review.
BAIS carries out engagement with companies in collaboration with active investment colleagues, executes proxy votes, and conducts vote operations (including maintaining records of votes cast) in a manner consistent with the Guidelines. BAIS also conducts research on corporate governance issues and participates in industry discussions to contribute to and keep abreast of important developments in the corporate governance field. BAIS may use third parties for certain of the foregoing activities and performs oversight of those third parties (see “Use and oversight of third-party vote services providers” below).
Voting guidelines and vote execution
BlackRock votes on proxy issues when our clients authorize us to do so. We carefully consider the voting items submitted to funds and other fiduciary account(s) (Fund or Funds) for which we have voting authority. BlackRock votes (or refrains from voting) for each Fund for which we have voting authority based on our evaluation of the alignment of the voting items with the long-term economic interests of our clients, in the exercise of our independent business judgment, and without regard to the relationship of the issuer (or any shareholder proponent or dissident shareholder) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates, or BlackRock employees (see “Conflicts management policies and procedures,” below).
When exercising voting rights, BAIS will normally vote on specific proxy issues in accordance with the Guidelines, although portfolio managers have the right to vote differently on their holdings if they determine doing so is more aligned with the investment objective and financial interests of clients invested in the funds they manage.
The Guidelines are not intended to be exhaustive. BAIS applies the Guidelines on a case-by-case basis, in the context of the individual circumstances of each company and the specific issue under review. As such, the Guidelines do not indicate how BAIS will vote in every instance. Rather, they reflect our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots. The Guidelines are reviewed annually and updated as necessary to reflect changes in market practices, developments in corporate governance and feedback from companies and clients. In this way, BAIS aims to maintain policies that explain our approach to governance practices most aligned with clients’ long-term financial interests.
In certain markets, proxy voting involves logistical issues which can affect BAIS’ ability to vote such proxies, as well as the desirability of voting such proxies. These issues include, but are not limited to: i) untimely notice of shareholder meetings; ii) restrictions on a foreigner’s ability to exercise votes; iii) requirements to vote proxies in person; iv) “share-blocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); v) potential difficulties in translating the proxy; vi) regulatory constraints; and vii) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions. We are not supportive of impediments to the exercise of voting rights such as share-blocking or overly burdensome administrative requirements.
BlackRock votes proxies in these situations on a “best-efforts” basis. In addition, BAIS may determine that it is generally in the interests of BlackRock’s clients not to vote proxies (or not to vote our full allocation) if the costs (including but not limited to opportunity costs associated with share-blocking constraints) associated with exercising a vote are expected to outweigh the benefit the client would derive by voting on the proposal.
Voting Choice
BlackRock offers Voting Choice, a program that provides eligible clients with more opportunities to participate in the proxy voting process where legally and operationally viable.
Voting Choice is currently available for eligible clients invested in certain institutional pooled funds in the U.S., UK, and Canada that use systematic active equity (SAE) and multi-asset strategies. In addition, institutional clients in separately managed accounts (SMAs) are eligible for BlackRock Voting Choice regardless of their investment strategies(6).

(6)
With Voting Choice, SMAs have the ability to select from a set of voting policies from third-party proxy advisers the policy that best aligns with their views and preferences. BlackRock can then use its proxy voting infrastructure to cast votes based on the client’s selected voting policy.
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As a result, the shares attributed to BlackRock in company share registers may be voted differently depending on whether our clients have authorized BAIS to vote on their behalf, have authorized BlackRock to vote in accordance with a third-party policy, or have elected to vote shares in accordance with their own policy. Our clients have greater control over proxy voting because of Voting Choice. BlackRock does not disclose client information, including a client’s selection of proxy policy, without client consent.
Use and oversight of third-party vote services providers
Third-party vote services providers – or proxy research firms - provide research and recommendations on proxy votes, as well as voting infrastructure. As mentioned previously, BlackRock contracts primarily with the vote services provider ISS and leverages its online platform to supply research and support voting, record keeping, and reporting processes. We also use Glass Lewis’ research and analysis as an input into our voting process. It is important to note that, although proxy research firms provide important data and analysis, BAIS does not rely solely on their information or follow their voting recommendations. A company’s disclosures, our past engagements and voting, investment colleagues’ insights and our voting guidelines are important inputs into our voting decisions on behalf of clients.
Given the large universe of actively held companies, BAIS employs the proxy services provider to streamline the voting process by making voting recommendations based on BAIS’ voting guidelines when the items on a shareholder meeting agenda are routine. Agenda items that are not routine are referred back to BAIS to assess, escalate as necessary to the relevant portfolio managers and vote. BAIS reviews and can override the recommendations of the vote services provider at any time prior to the vote deadline. Both BAIS and the vote services provider actively monitor securities filings, research reports, company announcements, and direct communications from companies to ensure awareness of supplemental disclosures and proxy materials that may require a modification of votes.
BAIS closely monitors the third-party vote services providers we contract with to ensure that they are meeting our service level expectations and have effective policies and procedures in place to manage potential conflicts of interest. Our oversight of service providers includes regular meetings with client service teams, systematic monitoring of vendor operations, as well as annual due diligence meetings in accordance with BlackRock’s firmwide policies.
Conflicts management policies and procedures
BAIS maintains policies and procedures that seek to prevent undue influence on BlackRock’s proxy voting activity. Such influence might stem from any relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates, a Fund or a Fund’s affiliates, or BlackRock employees. The following are examples of sources of perceived or potential conflicts of interest:
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BlackRock clients who may be issuers of securities or proponents of shareholder resolutions
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BlackRock business partners or third parties who may be issuers of securities or proponents of shareholder resolutions
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BlackRock employees who may sit on the boards of public companies held in Funds managed by BlackRock
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Significant BlackRock, Inc. investors who may be issuers of securities held in Funds managed by BlackRock
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Securities of BlackRock, Inc. or BlackRock investment funds held in Funds managed by BlackRock
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BlackRock, Inc. board members who serve as senior executives or directors of public companies held in Funds managed by BlackRock
BlackRock has taken certain steps to mitigate perceived or potential conflicts including, but not limited to, the following:
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Adopted the Guidelines which are designed to advance our clients’ long-term economic interests in the companies in which BlackRock invests on their behalf
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Established a reporting structure that separates BAIS from employees with sales, vendor management, or business partnership roles. In addition, BlackRock seeks to ensure that all engagements with corporate issuers, dissident shareholders or shareholder proponents are managed consistently and without regard to BlackRock’s relationship with such parties. Clients or business partners are not given special treatment or differentiated access. BAIS prioritizes engagements based on factors including, but not limited to, our need for additional information to make a voting decision or our view on the likelihood that an engagement could lead to positive outcome(s) over time for the economic value of the company. Within the normal course of business, BAIS may engage directly with
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BlackRock clients, business partners and/or third parties, and/or with employees with sales, vendor management, or business partnership roles, in discussions regarding our approach to stewardship, general corporate governance matters, client reporting needs, and/or to otherwise ensure that proxy-related client service levels are met
•
Determined to engage, in certain instances, an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid potential conflicts of interest, to satisfy regulatory compliance requirements, or as may be otherwise required by applicable law. In such circumstances, the independent third-party voting service provider provides BlackRock with recommendations, in accordance with the Guidelines, as to how to vote such proxies. BlackRock uses an independent third-party voting service provider to make proxy voting recommendations for shares of BlackRock, Inc. and companies affiliated with BlackRock, Inc. BlackRock may also use an independent third-party voting service provider to make proxy voting recommendations for:
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public companies that include BlackRock employees on their boards of directors
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public companies of which a BlackRock, Inc. board member serves as a senior executive or a member of the board of directors
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public companies that are the subject of certain transactions involving BlackRock Funds
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public companies that are joint venture partners with BlackRock, and
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public companies when legal or regulatory requirements compel BlackRock to use an independent third-party voting service provider
In selecting an independent third-party voting service provider, we assess several characteristics, including but not limited to: independence, an ability to analyze proxy issues and make recommendations in the economic interest of our clients in accordance with the Guidelines, reputation for reliability and integrity, and operational capacity to accurately deliver the assigned recommendations in a timely manner. We may engage more than one independent third-party voting service provider, in part to mitigate potential or perceived conflicts of interest at a single voting service provider. The Active Investment Stewardship Oversight Committee appoints and reviews the performance of the independent third-party voting service providers, generally on an annual basis.
Securities lending
When so authorized, BlackRock acts as a securities lending agent on behalf of Funds. Securities lending is a well-regulated practice that contributes to capital market efficiency. It also enables funds to generate additional returns while allowing fund providers to keep fund expenses lower.
With regard to the relationship between securities lending and proxy voting, BlackRock cannot vote shares on loan and may determine to recall them for voting, as guided by our fiduciary duty as an asset manager to our clients in helping them achieve their investment goals. While this has occurred in a limited number of cases, the decision to recall securities on loan as part of BlackRock’s securities lending program in order to vote is based on an evaluation of various factors that include, but are not limited to, assessing potential securities lending revenue alongside the potential long-term financial value to clients of voting those securities (based on the information available at the time of recall consideration). BAIS works with active portfolio managers, as well as colleagues in the Securities Lending and Risk and Quantitative Analysis teams, to evaluate the costs and benefits to clients of recalling shares on loan.
In almost all instances, BlackRock anticipates that the potential long-term financial value to clients of voting shares would not warrant recalling securities on loan. However, in certain instances, BlackRock may determine, in our independent business judgment as a fiduciary, that the value of voting outweighs the securities lending revenue loss to clients and would therefore recall shares to be voted in those instances.
Periodically, BlackRock reviews our process for determining whether to recall securities on loan in order to vote and may modify it as necessary.
Reporting and vote transparency
BAIS is committed to transparency in the stewardship work we do on behalf of clients. We inform clients about our engagement and voting policies and activities through direct communication and disclosure on our website.
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Want to know more?
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The document is provided for information purposes only and is subject to change. Reliance upon this information is at the sole discretion of the reader.
Prepared by BlackRock, Inc.
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Index Equity Fund Proxy Voting Policy
Procedures Governing Delegation of Proxy Voting to Fund Advisers
Effective Date: January 1, 2025
________________________________________
Applies to the following types of Funds registered under the 1940 Act:
☒ Index Equity Mutual Funds and Exchange-Traded Funds
☐ Open-End Active and Fixed Income Index Mutual Funds and Exchange-Traded Funds
☐ Money Market Funds
☐ Closed-End Funds
☐ Other
________________________________________
Objective and Scope
Set forth below is the Index Equity Fund Proxy Voting Policy.
Policy / Document Requirements and Statements
The Boards of Trustees/Directors (“Directors”) of certain open-end funds (the “Funds”) advised by BlackRock Fund Advisors or BlackRock Advisors, LLC (“BlackRock”), have the responsibility for the oversight of voting proxies relating to portfolio securities of the Funds, and have determined that it is in the best interests of the Funds and their shareholders to delegate the responsibility to vote proxies to BlackRock, subject to the principles outlined in this Policy, as part of BlackRock’s authority to manage, acquire and dispose of account assets, all as contemplated by the Funds’ respective investment management agreements.
BlackRock has adopted the BlackRock Investment Stewardship Global Benchmark Policy(“Guidelines”) (as from time to time amended, the “Guidelines”) governing proxy voting by index equity Funds managed by BlackRock, except for the iShares Core S&P 500 ETF. In addition, BlackRock has adopted guidelines and procedures (as from time to time amended, the “BlackRock Climate and Decarbonization Stewardship Guidelines”) governing proxy voting for matters covered in the BlackRock Climate and Decarbonization Stewardship Guidelines by the Funds listed in Appendix A.
BlackRock will cast votes on behalf of each of the Funds covered by this policy on specific proxy issues in respect of securities held by each such Fund (or may refrain from voting) in accordance with the Guidelines and the BlackRock Climate and Decarbonization Stewardship Guidelines, as applicable.
Conflicts Management
BlackRock Investment Stewardship (“BIS”) maintains policies and procedures that seek to prevent undue influence on BlackRock’s proxy voting activity and to mitigate material conflicts of interest in the exercise of proxy voting responsibilities. Potential material conflicts, and the resultant potential for undue influence, might be due to a relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates or employees, or a Fund or a Fund’s affiliates. BlackRock has taken certain steps to mitigate potential conflicts, which are outlined in detail in the Guidelines. In mitigating conflicts, BIS will adhere to the Guidelines.
In certain instances, BIS will engage an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid potential conflicts of interest, to satisfy regulatory compliance requirements, or as may be otherwise required by applicable law.
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With respect to the relationship between securities lending and proxy voting, shares on loan cannot be voted and BlackRock may determine to recall them for voting, as guided by BlackRock’s fiduciary responsibility to act in clients’ financial interests. The Guidelines set forth BlackRock’s approach to recalling securities on loan in connection with proxy voting.
Reports to the Board
BlackRock will report on an annual basis to the Directors on (1) a summary of the proxy voting process as applicable to the Funds covered by this policy in the preceding year together with a representation that all votes were in accordance with the Guidelines and the BlackRock Climate and Decarbonization Stewardship Guidelines, as applicable (2) any material changes to the Guidelines and the BlackRock Climate and Decarbonization Stewardship Guidelines, including material changes to conflicts management practices, that have not previously been reported.
Appendix A
iShares Climate Conscious & Transition MSCI USA ETF
iShares ESG Advanced MSCI EAFE ETF
iShares ESG Advanced MSCI EM ETF
iShares ESG Advanced MSCI USA ETF
iShares ESG MSCI EM Leaders ETF
iShares ESG MSCI USA Leaders ETF
iShares ESG MSCI KLD 400 ETF
iShares ESG Optimized MSCI USA ETF
iShares Low Carbon Optimized MSCI ACWI ETF
iShares Paris-Aligned Climate Optimized MSCI USA ETF
iShares Paris-Aligned Climate Optimized MSCI World ex USA ETF
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BlackRock Investment Stewardship
Global Principles for Benchmark Policies
Effective as of January 2025
The purpose of this document is to provide an overarching explanation of BlackRock’s global approach to our responsibilities as a shareholder on behalf of our clients, the principles that guide our dialogue with companies, and our commitments to clients in terms of our own governance and transparency.

Introduction to BlackRock Investment Stewardship	A-21
Philosophy on investment stewardship	A-22
Shareholder rights	A-22
Stewardship in practice	A-22
Key themes	A-23
Boards and directors	A-23
Auditors and audit-related issues	A-25
Capital structure, mergers, asset sales, and other special transactions	A-26
Executive compensation	A-27
Material sustainability-related risks and opportunities	A-28
Other corporate governance matters and shareholder protections	A-30
Shareholder proposals	A-31
BlackRock’s oversight of its investment stewardship activities	A-31
Voting guidelines and vote execution	A-32
Voting Choice	A-32
Conflicts management policies and procedures	A-33
Securities lending	A-34
Reporting and vote transparency	A-34
Introduction to BlackRock Investment Stewardship
BlackRock’s clients depend on us to help them meet their varied investment goals. We consider it one of our responsibilities to be an informed, engaged shareholder on their behalf, given the business decisions that companies make have a direct impact on our clients’ long-term investment outcomes and financial well-being. BlackRock Investment Stewardship (BIS) is a dedicated function within BlackRock, which is responsible for engaging with public companies on behalf of index strategies. Investment Stewardship is one of the ways we fulfill our fiduciary responsibilities as an asset manager to our clients. Our sole objective when conducting our stewardship program is to advance our clients’ long-term financial interests.(1)
BIS takes a long-term approach in our stewardship efforts, reflecting the investment horizons of the majority of our clients. BIS does this through:
1.
Engaging with companies in a two-way dialogue to build our understanding of a company’s practices and inform our voting decisions.

(1)
BIS’ Benchmark Policies, and the vote decisions made consistent with these policies, take a financial materiality-based approach and are focused solely on advancing clients' financial interests. BIS’ Benchmark Policies– comprised of the BIS Global Principles, regional voting guidelines, and engagement priorities – apply to clients’ assets invested through index strategies and provide guidance on our position on common corporate governance matters. We take a globally consistent approach, while recognizing the unique markets and sectors in which companies operate. BlackRock offers a wide range of investment products and funds to support our clients’ unique and varied investment objectives. Other materials on the BIS website might also provide useful context.
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2.
Voting at shareholder meetings on management and shareholder proposals on behalf of clients who have delegated voting authority to BlackRock.
3.
Contributing to industry dialogue on stewardship to share our perspectives on matters that may impact our clients’ investments.
4.
Reporting on our activities to inform clients about our stewardship efforts on their behalf through a range of publications and direct reporting.
Philosophy on investment stewardship
Sound governance is critical to the success of a company, the protection of investors’ interests, and long-term financial value creation. Research indicates that high-performing companies will effectively evaluate and address risks and opportunities relevant to their businesses, which supports durable, long-term financial value creation.(2)
Setting, executing, and overseeing strategy are the responsibility of management and the board. As one of many minority shareholders, BlackRock cannot – and does not try to – direct a company’s strategy or its implementation. Our role, on behalf of BlackRock’s clients as long-term investors, is to better understand how corporate leadership is managing material risks and capitalizing on opportunities to help protect and enhance the company’s ability to deliver long-term financial returns. We aim to take a globally consistent approach, while recognizing the unique markets and sectors in which companies operate.
Shareholder rights
Corporate law, regulations and listing rules in most markets establish certain fundamental rights attached to shareholding. Shareholders should have the right to:
•
Elect, remove, and nominate directors, approve the appointment of the auditor, and amend the corporate charter or by-laws.
•
Vote on key board decisions that are material to the protection of their investment, including but not limited to, changes to the purpose of the business, dilution levels and pre-emptive rights, and the distribution of income and capital structure.
•
Access sufficient and timely information on material governance, strategic, and business matters to make informed decisions.
To protect the interest of minority shareholders like BlackRock’s clients, BIS holds the view that shareholder voting rights should be proportionate to economic ownership—the principle of “one share, one vote” helps to achieve this balance.
Stewardship in practice
The assets BlackRock manages belong to our clients, which include public and private pension plans, insurers, official institutions, endowments, universities, charities, family offices, wealth managers, and ultimately, the individual investors that they serve. Through stewardship, we assess how companies are creating long-term financial value to serve our clients, many of whom are saving for long-term goals, such as retirement.
As shareholders of public companies, our clients have the right to vote on matters proposed by a company’s management or its shareholders. Voting is an important mechanism for investors to express support for, or concern about, a company’s performance and most of our clients authorize BlackRock to exercise this right on their behalf. For those clients, and as a fiduciary, BlackRock is legally required to make proxy voting determinations in a manner that is consistent with their investment objectives. BIS does this by casting votes in favor of proposals that, in our assessment, will promote stronger governance and better operating practices and, in turn, potentially enhance long-term shareholder value. Our vote decisions are informed by our in-depth analysis of company disclosures, engagement with boards and management teams, third-party research, and comparisons against a company’s industry peers.
BIS takes a constructive, long-term approach to our engagement with companies, reflecting the investment horizons of the majority of our clients. An engagement is a meeting between BIS and a company’s board and management that helps improve our understanding of the company’s business model and material risks and opportunities, to inform our voting

(2)
PwC, “The 3 things all high-performing companies do”. Harvard Business Review, “6 Strategic Concepts That Set High-Performing Companies Apart”, March 2024.
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decisions on behalf of clients who authorize us to vote on their behalf. In these two-way conversations, we listen to and learn directly from company directors and executives and ask questions relevant to their business. Either a company or BIS can request an engagement. Many of the engagements are initiated by companies to discuss their long-term strategy, risk and opportunity set, and management’s plan to deliver financial returns through business cycles. The ongoing, multiyear nature of our engagements allows us to build strong relationships with company leadership and mutual understanding on key matters of corporate governance and the drivers of long-term financial performance.
Generally, we support the vote recommendations of the board of directors and management. In case of concerns, we typically raise these through dialogue with board members and management teams first. When we determine it is in our clients’ financial interests to convey concern to companies through voting, we do so in two forms: we might not support the election of directors or other management proposals, or we might not support management’s voting recommendation on a shareholder proposal.
Key themes
While accepted standards and norms of corporate governance can differ between markets, in our experience, there are certain globally applicable fundamental elements of corporate governance that contribute to a company’s ability to create long-term financial value for shareholders. These global themes are set out in this overarching set of principles (the “Principles”), which are anchored in transparency and accountability.
At a minimum, it is our view that companies should observe the accepted corporate governance standards in their domestic market,(3) and we ask that, if they do not, they explain how their approach better supports durable, long-term financial value creation.
These Principles cover seven key subjects:
•
Boards and directors
•
Auditors and audit-related issues
•
Capital structure, mergers, asset sales, and other special transactions
•
Executive compensation
•
Material sustainability-related risks and opportunities
•
Other corporate governance matters and shareholder protections
•
Shareholder proposals
Our regional and market-specific voting guidelines explain how these Principles inform our voting decisions in relation to common ballot items for shareholder meetings in those markets. Alongside the Principles and regional voting guidelines, BIS publishes our engagement priorities which reflect the five themes on which we most frequently engage companies, where they are relevant, as these can be a source of material business risk or opportunity. Collectively, these BIS policies set out the core elements of corporate governance that guide our investment stewardship program globally and within each market. The BIS policies are not prescriptive, applied on a pragmatic, case-by-case basis, taking into consideration a number of factors, including the sector, market, and business environment within which a company is operating.
Boards and directors
Companies whose boards are comprised of appropriately qualified, engaged directors with professional characteristics relevant to a company’s business enhance the ability of the board to add value and be the voice of shareholders in board discussions. A strong board gives a company a competitive advantage, providing valuable oversight and contributing to the most important management decisions that support long-term financial performance. As part of their responsibilities, board members have a fiduciary duty to shareholders to oversee the strategic direction, operations, and risk management of a company. This is why our investment stewardship efforts have always started with the performance of the board of directors, and why we see engagement with, and the election of, directors as one of our most important responsibilities. We engage, as necessary, with members of the board’s nominating and/or governance committee to assess whether governance practices

(3)
Our regional voting guidelines, which we publish on the BIS website, reflect these different market standards and norms. Depending on the market, generally accepted practice is informed by corporate law, market regulation, best practices, and industry initiatives, amongst other factors.
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and board composition are appropriate given a company’s business model and we take into consideration a number of factors, including the sector, market, and business environment within which a company is operating.
We view it as good practice when the board establishes and maintains a framework of robust and effective governance mechanisms to support its oversight of the company’s strategy and operations consistent with the long-term economic interests of investors. There should be clear descriptions of the role of the board and the committees of the board and how directors engage with and oversee management. Disclosure of material risks that may affect a company’s long-term strategy and financial value creation, including material sustainability-related factors when relevant, is helpful for investors to appropriately understand and assess how effectively management is identifying, managing, and mitigating such risks.
We seek to understand management's long-term strategy and the milestones against which investors should assess its implementation. If any strategic targets are significantly missed or materially restated, we find it helpful when company disclosures provide a detailed explanation of the changes and an indication of the board's role in reviewing the revised targets. We look to the board to articulate the effectiveness of these mechanisms in overseeing the management of business risks and opportunities and the fulfillment of the company’s strategy.
Where a company has not adequately disclosed and demonstrated that its board has fulfilled these corporate governance and risk oversight responsibilities, we may consider voting against the election of directors who, on our assessment, have particular responsibility for the issues. We assess director performance on a case-by-case basis and in light of each company’s circumstances, taking into consideration its governance, business practices that support durable, long-term financial value creation, and performance. Set out below are factors we may take into consideration.
Regular accountability through director elections
To ensure accountability for their actions on behalf of shareholders, directors should stand for election on a regular basis, ideally annually.(4) Annual director elections allow shareholders to reaffirm their support for board members and/or hold them accountable for their decisions in a timely manner. When board members are not elected annually, in our experience, it is good practice for boards to have a rotation policy to ensure that, through a board cycle, all directors have had their appointment re-confirmed, with a proportion of directors being put forward for election at each annual general meeting.
Effective board composition
Regular director elections also give boards the opportunity to adjust their composition in an orderly way to reflect developments in the company’s strategy and the market environment. In our view, it is beneficial for new directors to be brought onto the board periodically to refresh the group’s thinking, while supporting both continuity and appropriate succession planning. We consider the average overall tenure of the board and seek a balance between the knowledge and experience of longer-serving directors and the fresh perspectives of directors who joined more recently.
We encourage companies to regularly review the effectiveness of their board (including its size), and assess directors nominated for election in the context of the composition of the board as a whole. In our view, the company’s assessment should consider a number of factors, including each director’s independence and time commitments, as well as the breadth and relevance of director experiences and skillsets, and how these collectively contribute to the board's effectiveness in advising and overseeing management in delivering long-term financial returns.
Director independence — from management, significant shareholders, or other related parties – is a central tenet of sound corporate governance across markets.(5) We encourage boards to have a sufficient number of independent directors, free from conflicts of interest or undue influence, to ensure objectivity in the decision-making of the board and its ability to oversee management. We generally consider it good practice for independent directors to make a majority of the board, or in the case of controlled companies, at least one-third.
Common impediments to independence may include but are not limited to:
•
Current or recent employment at the company or a subsidiary

(4)
In most markets directors stand for re-election on an annual or triennial basis, as determined by corporate law, market regulation or voluntary best practice.
(5)
Please see: Tokyo Stock Exchange. “Japan’s Corporate Governance Code.” June 11, 2021; Financial Reporting Council. “UK Corporate Governance Code.” July 16, 2018; Investor Stewardship Group. “Corporate Governance Principles for US Listed Companies.”
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•
Being, or representing, a shareholder with a substantial shareholding in the company
•
Interlocking directorships
•
Having any other interest, business, or other relationship which could, or could reasonably be perceived to, materially interfere with a director’s ability to act in the best interests of the company and shareholders
In our experience, boards are most effective at overseeing and advising management when there is a senior, independent board leader. This director may chair the board, or, where the chair is also the CEO (or is otherwise not independent), be designated as a lead independent director. The role of this director is to enhance the effectiveness of the independent members of the board through shaping the agenda, ensuring adequate information is provided to the board, and encouraging independent director participation in board deliberations. The lead independent director or another appropriate director should be available to meet with shareholders in those situations where an independent director is best placed to explain and contextualize a company’s approach.
There are matters for which the board has responsibility that may involve a conflict of interest for executives or for affiliated directors or require additional focus. It is our view that objective oversight of such matters is best achieved when the board forms committees with a majority of independent directors, depending on market norms and a company’s ownership structure. In many markets, these committees of the board specialize in audit, director nominations, and compensation matters. An ad hoc committee might also be formed to decide on a special transaction, particularly one involving a related party, or to investigate a significant adverse event.
When nominating directors to the board, we look to companies to provide sufficient information on the individual candidates so that shareholders can assess the capabilities and suitability of each individual nominee and their fit within overall board composition. These disclosures should give an understanding of how the collective experience and expertise of the board, as well as the particular skill sets of individual directors, aligns with the company’s long-term strategy and business model. Highly qualified, engaged directors with professional characteristics relevant to a company’s business and strategy enhance the ability of the board to add value and be the voice of shareholders in board discussions.
It is in this context that we are interested in a variety of experiences, perspectives, and skillsets in the board room. We see it as a means of promoting diversity of thought to avoid “group think” in the board’s exercise of its responsibilities to advise and oversee management.
In assessing board composition, we take a case-by-case approach based on a company’s board size, business model, strategy, location and market capitalization. We look for companies to explain how their approach to board composition supports the company’s governance practices.
We note that in many markets, policymakers have set board gender diversity goals which we may discuss with companies, particularly if there is a risk their board composition may be misaligned. We ask boards to disclose, consistent with local laws, how diversity, including professional and personal characteristics, is considered in board composition, given the company’s long-term strategy and business model.(6)
Sufficient capacity
As the role and expectations of a director are increasingly demanding, directors must be able to commit an appropriate amount of time to board and committee matters. It is important that directors have the capacity to meet all of their responsibilities - including when there are unforeseen events – and therefore, they should not take on an excessive number of roles that would impair their ability to fulfill their duties.
Auditors and audit-related issues
BlackRock recognizes the critical importance of financial statements, which should provide a true and fair picture of a company’s financial condition. Accordingly, we look for the assumptions made by management and reviewed by the auditor in preparing the financial statements to be reasonable and justified.
The accuracy of financial statements, inclusive of financial and non-financial information as required or permitted under market-specific accounting rules, is of paramount importance to BlackRock. Investors increasingly recognize that a broader

(6)
Personal characteristics may include, but are not limited to, gender; race/ethnicity; disability; veteran status; LGBTQ+; and national, Indigenous, religious, or cultural identity.
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range of risks and opportunities have the potential to materially impact financial performance. Over time, we anticipate investors and other users of company reporting will increasingly seek to understand and scrutinize the assumptions underlying financial statements, particularly those that pertain to the impact of the transition to a low-carbon economy on a company’s business model and asset mix. We recognize that this is an area of evolving practice and note that international standards setters, such as the International Financial Reporting Standards (IFRS) Board and the International Auditing and Assurance Standards Board (IAASB), continue to develop their guidance to companies.(7)
In this context, audit committees, or equivalent, play a vital role in a company’s financial reporting system by providing independent oversight of the accounts, material financial and, where appropriate to the jurisdiction, non-financial information and internal control frameworks. Moreover, in the absence of a dedicated risk committee, these committees can provide oversight of Enterprise Risk Management systems.(8) In our view, effective audit committee oversight strengthens the quality and reliability of a company’s financial statements and provides an important level of reassurance to shareholders.
Audit committees or equivalent should have clearly articulated charters that set out their responsibilities and have a rotation plan in place that allows for a periodic refreshment of the committee membership to introduce fresh perspectives to audit oversight. We recognize that audit committees will rely on management, internal audit, and the independent auditor in fulfilling their responsibilities but look to committee members to demonstrate they have relevant expertise to monitor and oversee the audit process and related activities.
We take particular note of unexplained changes in reporting methodology, cases involving significant financial restatements, or ad hoc notifications of material financial weakness. In this respect, audit committees should provide timely disclosure on the remediation of Key and Critical Audit Matters identified either by the external auditor or internal audit function.
The integrity of financial statements depends on the auditor being free of any impediments to being an effective check on management. To that end, it is important that auditors are, and are seen to be, independent. Where an audit firm provides services to the company in addition to the audit, we look for the fees earned to be disclosed and explained. We look for Audit committees to have in place a procedure for assessing annually the independence of the auditor and the quality of the external audit process.
Comprehensive disclosure provides investors with a sense of the company’s long-term operational risk management practices and, more broadly, the quality of the board’s oversight. We look to the audit or risk committee to periodically review the company’s risk assessment and risk management policies and the significant risks and exposures identified by management, the internal auditors or the independent auditors and management’s steps to address them. In the absence of detailed disclosures, we may reasonably conclude that companies are not adequately managing risk.
Capital structure, mergers, asset sales, and other special transactions
The capital structure of a company is critical to shareholders as it impacts the value of their investment and the priority of their interest in the company relative to that of other equity or debt investors. Pre-emptive rights are a key protection for shareholders against the dilution of their interests.
Effective voting rights are basic rights of share ownership and a core principle of effective governance. Shareholders, as the residual claimants, have the strongest interest in protecting the financial value of the company, and voting rights should match economic exposure, i.e., one share, one vote.
In principle, we disagree with the creation of a share class with equivalent economic exposure and preferential, differentiated voting rights. In our view, this structure violates the fundamental corporate governance principle of proportionality and results in a concentration of power in the hands of a few shareholders, thus disenfranchising other shareholders and amplifying any potential conflicts of interest. However, we recognize that in certain markets, at least for a period of time, companies may have a valid argument for listing dual classes of shares with differentiated voting rights. In our view, such companies should review these share class structures on a regular basis or as company circumstances change. Additionally,

(7)
IFRS, “IFRS S1 General Requirements for Disclosure of Sustainability-related Financial Information”, June 2023, and IAASB, “IAASB Launches Public Consultation on Landmark Proposed Global Sustainability Assurance Standard”, August 2023.
(8)
Enterprise risk management is a process, effected by the entity’s board of directors, management, and other personnel, applied in strategy setting and across the enterprise, designed to identify potential events that may affect the entity, and manage risk to be within the risk appetite, to provide reasonable assurance regarding the achievement of objectives. Please see the Committee of Sponsoring Organizations of the Treadway Commission (COSO), “Enterprise Risk Management”, 2023.
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they should seek shareholder approval of their capital structure on a periodic basis via a management proposal at the company’s shareholder meeting. The proposal should give unaffiliated shareholders the opportunity to affirm the current structure or establish mechanisms to end or phase out controlling structures at the appropriate time, while minimizing costs to shareholders.
In assessing mergers, asset sales, or other special transactions, BlackRock’s primary consideration is the long-term economic interests of our clients as shareholders. Boards proposing a transaction should clearly explain the economic and strategic rationale behind it. We will review a proposed transaction to determine the degree to which it can enhance long-term shareholder value. We find long-term investors like our clients typically benefit when proposed transactions have the unanimous support of the board and have been negotiated at arm’s length. We may seek reassurance from the board that the financial interests of executives and/or board members in a given transaction have not adversely affected their ability to place shareholders’ interests before their own. Where the transaction involves related parties, the recommendation to support should come from the independent directors, a best practice in most markets, and ideally, the terms should have been assessed through an independent appraisal process. In addition, it is good practice that it be approved by a separate vote of the non-conflicted parties.
As a matter of sound governance practice, shareholders should have a right to dispose of company shares in the open market without unnecessary restriction. In our view, corporate mechanisms designed to limit shareholders’ ability to sell their shares are contrary to basic property rights. Such mechanisms can serve to protect and entrench interests other than those of the shareholders. In our view, shareholders are broadly capable of making decisions in their own best interests. We encourage any so-called “shareholder rights plans” proposed by a board to be subject to shareholder approval upon introduction and periodically thereafter.
Executive compensation
In most markets, one of the most important roles for a company’s board of directors is to put in place a compensation structure that incentivizes and rewards executives appropriately. Executive compensation is an important tool used by companies to support long-term financial value creation. In our experience, well-structured compensation policies reward the successful delivery of strategic, operational, and/or financial goals, encourage an appropriate risk appetite, and align the interests of shareholders and executives through equity ownership.
We look for there to be a clear link between variable pay and operational and financial performance. Performance metrics should be stretching and aligned with a company’s strategy and business model. BIS does not have a position on whether companies should use sustainability-related criteria in compensation structures, but, where they are included, we look to companies to be as rigorous as they would be in setting other financial or operational targets. Long-term incentive plans should encompass timeframes that 1) are distinct from annual executive compensation structures and metrics, and 2) encourage the delivery of strong financial results over a period of years.
When designing, reviewing, and approving executive compensation policies, board compensation committees – or board members responsible for setting executive compensation – should carefully consider the company’s specific circumstances, such as its risk profile, the environment in which it operates, and the individuals the board is trying to attract, retain and incentivize. We look to the compensation committees to guard against contractual arrangements that would entitle executives to material compensation for early termination of their employment. Finally, pension contributions and other deferred compensation arrangements should be reasonable in light of market practices or the company’s business and executive compensation strategies.
We are not supportive of one-off or special bonuses unrelated to company or individual performance. Where discretion has been used by the compensation committee or its equivalent, we appreciate disclosure relating to how and why the discretion was used, and how the adjusted outcome is aligned with the interests of shareholders. We acknowledge that the use of peer group evaluation by compensation committees can help ensure competitive pay; however, we are concerned when the rationale for increases in total compensation at a company is solely based on peer benchmarking, rather than also considering rigorous measures of outperformance. We encourage companies to clearly explain how compensation outcomes have rewarded performance.
We encourage boards to consider building clawback provisions into incentive plans such that companies could clawback compensation or require executives to forgo awards when compensation was based on faulty financial statements or deceptive business practices. We also favor recoupment from or the foregoing of the grant of any awards by any senior
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executive whose behavior caused material financial harm to shareholders, material reputational risk to the company, or resulted in a criminal investigation, even if such actions did not ultimately result in a material restatement of past results.
In our view, non-executive directors should be compensated in a manner that is commensurate with the time and effort expended in fulfilling their professional responsibilities. Additionally, these compensation arrangements should not risk compromising directors’ independence or aligning their interests too closely with those of the management, whom they are charged with overseeing.
BIS may convey concerns through not supporting management’s proposals to approve compensation, where they are on the agenda. We may also vote against members of the compensation committee or equivalent board members for poor compensation practices or structures.
Material sustainability-related risks and opportunities
It is our view that well-managed companies will effectively evaluate and manage material sustainability-related risks and opportunities relevant to their businesses.(9) As with all risks and opportunities in a company's business model, appropriate oversight of material sustainability considerations is a core component of having an effective governance framework that supports durable, long-term financial value creation.
Robust disclosure allows investors to effectively evaluate companies’ strategy and business practices related to material sustainability-related risks and opportunities. We find it helpful when companies’ disclosures demonstrate that they have a resilient business model that integrates material sustainability-related risks and opportunities into their strategy, risk management, and metrics and targets, including industry-specific metrics. The International Sustainability Standards Board (ISSB) standards, IFRS S1 and S2(10) may prove helpful to companies in preparing this disclosure. The standards build on the Task Force on Climate-related Financial Disclosures (TCFD) framework and the standards and metrics developed by the Sustainability Accounting Standards Board (SASB), which have both converged under the ISSB. We recognize that companies may phase in reporting aligned with the ISSB standards over several years. We also recognize that some companies may report using different standards, which may be required by regulation, or one of a number of voluntary standards. In such cases, we ask that companies highlight the metrics that are industry- or company-specific.
We note that climate and other sustainability-related disclosures often require companies to collect and aggregate data from various internal and external sources. We recognize that the practical realities of data collection and reporting may not line up with financial reporting cycles and companies may require additional time after their fiscal year-end to accurately collect, analyze, and report this data to investors. That said, while we do not prescribe timelines regarding when companies make these disclosures, we encourage them to produce climate and other sustainability-related disclosures sufficiently in advance of their annual meeting, to the best of their abilities to provide investors with time to assess the data and make informed decisions.
Companies may also choose to adopt or refer to guidance on sustainable and responsible business conduct issued by supranational organizations such as the United Nations or the Organization for Economic Cooperation and Development. Further, industry initiatives on managing specific operational risks may provide useful guidance to companies on best practices and disclosures. While not a voting item, we find it helpful to our understanding of investment risk when companies disclose any relevant global climate and other sustainability-related standards adopted, the industry initiatives in which they participate, any peer group benchmarking undertaken, and any assurance processes to help investors understand their approach to sustainable and responsible business practices.

(9)
By material sustainability-related risks and opportunities, we mean the drivers of risk and financial value creation in a company’s business model that have an environmental or social dependency or impact. Examples of environmental issues include, but are not limited to, water use, land use, waste management, and climate risk. Examples of social issues include, but are not limited to, human capital management, impacts on the communities in which a company operates, customer loyalty, and relationships with regulators.
(10)
The objective of IFRS S1 General Requirements for Disclosure of Sustainability-related Financial Information is to require an entity to disclose information about its sustainability-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity. The objective of IFRS S2 Climate-related Disclosures is to require an entity to disclose information about its climate-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity.
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Climate and nature-related risk
In our view, the transition to a low-carbon economy is one of several mega forces reshaping markets.(11) Our research shows that the low-carbon transition is a structural shift in the global economy that will be shaped by changes in government policies, technology, and consumer and investor preferences, which may be material for many companies.(12) Yet the path to a low-carbon economy is uncertain and uneven, with different parts of the economy moving at different speeds. BIS recognizes that it can be challenging for companies to predict the impact of climate-related risk and opportunity on their businesses and operating environments. Many companies are assessing how to navigate the low-carbon transition while delivering long-term financial value to investors. At companies where these climate-related risks are material, we find it helpful when they publicly disclose, consistent with their business model and sector, how they intend to deliver long-term financial performance through the transition to a low-carbon economy, including where available, their transition plan.(13)
In our experience, disclosure consistent with the ISSB standards or the TCFD framework can help investors assess company-specific climate-related risks and opportunities, and inform investment decisions.(14) Such disclosures also provide investors with insights into how companies are managing the risks associated with climate change by managing their own carbon emissions or emissions intensities to the extent financially practicable. Recognizing the value of these disclosures, in some jurisdictions, like the U.K, large companies must disclose such climate-related financial information on a mandatory basis, while in other jurisdictions these disclosures are viewed as best practice in the market.
Consistent with the ISSB standards and the TCFD framework, we seek to understand, from company disclosures and engagement, the strategies companies have in place to manage material risks to, and opportunities for, their long-term business model associated with a range of climate-related scenarios. This includes a scenario in which global warming is limited to well below 2°C, considering ambitions to achieve a limit of 1.5°C, the temperature goal recently reaffirmed by G20 members as part of the 2024 Leader’s Declaration.(15)
These frameworks also contemplate disclosures on how companies are setting short-, medium- and long-term targets, ideally science-based where these are available for their sector, for scope 1 and 2 greenhouse gas emissions (GHG) reductions and to demonstrate how their targets are consistent with the long-term financial interests of their investors.
While we recognize that regulators in some markets are moving to mandate certain disclosures, at this stage, we view scope 3 emissions differently from scopes 1 and 2, given methodological complexity, regulatory uncertainty, concerns about double-counting, and lack of direct control by companies. We welcome disclosures and commitments companies choose to make regarding material scope 3 emissions and recognize these are provided on a good-faith basis as methodology develops. Our publicly available commentary provides more information on our approach to climate-related risks and opportunities.
In addition to climate-related risks and opportunities, the management of nature-related factors is increasingly a component of some companies’ ability to generate durable, long-term financial returns for shareholders, particularly where a company’s

(11)
BlackRock Investment Institute, “Mega forces: An investment opportunity”, 2023.
(12)
BlackRock Investment Institute, “Tracking the low-carbon transition”, July 2023.
(13)
We have observed that more companies are developing such plans, and public policymakers in a number of markets are signaling their intentions to require them or already have requirements in place, such as Australia, Brazil, and the European Union. We view transition plans as a method for a company to both internally assess and externally communicate its long-term strategy, ambition, objectives, and actions to create financial value through the global transition towards a low-carbon economy. Transition plans are building momentum internationally, with increased focus from policy makers and supervisors, including in the EU, UK, G7, G20, and from the financial industry. While many initiatives across jurisdictions outline a framework for transition plans, there is no consensus on the key elements these plans should contain. We view useful disclosure as one that communicates a company’s approach to managing financially material business relevant risks and opportunities – including climate-related risks – to deliver long-term financial performance, which allows investors to make more informed decisions. While transition plans can be helpful disclosure, BIS does not make the preparation and production of transition plans a voting issue. BIS may engage companies that have chosen to publish a transition plan to understand their planned actions and resource implications.
(14)
BlackRock, “Global perspectives on investing in the low-carbon transition”, June 2023. We recognize that companies may phase in reporting aligned with the ISSB standards over several years, depending on local requirements. We also recognize and respect that some companies may report using different local standards, which may be required by regulation, or one of a number of voluntary standards. In such cases, we ask that companies disclose their rationale for reporting in line with the specific disclosure framework chosen and highlight the metrics that are industry- or company-specific.
(15)
In November 2024, G20 members reaffirmed the Paris Agreement temperature goal as part of the Leader’s Declaration. G20 members include the world’s major economies (19 countries and two regional bodies, the European Union and African Union), representing 85% of global Gross Domestic Product, over 75% of international trade, and about two-thirds of the world population.
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strategy is heavily reliant on the availability of natural capital, or whose supply chains are exposed to locations with nature-related risks. We look for such companies to disclose how they manage any reliance and impact on, as well as use of, natural capital, including appropriate risk oversight and relevant metrics and targets, to understand how these factors are integrated into strategy. We will evaluate these disclosures to inform our view of how a company is managing material nature-related risks and opportunities. We rely on company disclosures when determining how to vote on shareholder proposals addressing natural capital issues. Our publicly available commentary provides more information on our approach to natural capital.(16)
Companies’ impact on their workforce, supply chains, and communities
In order to advance long-term shareholders’ interests, companies should consider the interests of the various parties on whom they depend for their success over time. It is for each company to determine their key stakeholders based on what is material to their business and long-term financial performance. For many companies, key stakeholders include employees, business partners (such as suppliers and distributors), clients and consumers, regulators, and the communities in which they operate.
As a long-term shareholder on behalf of our clients, we find it helpful when companies disclose how they have identified their key stakeholders and considered their interests in business decision-making. In addition to understanding broader stakeholder relationships, BIS finds it helpful when companies discuss how they consider the needs of their workforce today, and the skills required for their future business strategy. We are also interested to understand how the board monitors and engages on these matters, given it is well positioned to ensure that the approach taken by management is informed by and aligns with the company’s strategy.
Companies should articulate how they address material adverse impacts that could arise from their business practices and affect critical relationships with their stakeholders. We encourage companies to implement, to the extent appropriate, monitoring processes (often referred to as due diligence) to identify and mitigate potential adverse impacts and grievance mechanisms to remediate any actual adverse material impacts. In our view, maintaining trust within these relationships can contribute to a company’s long-term success.
Other corporate governance matters and shareholder protections
In our view, shareholders have a right to material and timely information on the financial performance and viability of the companies in which they invest. In addition, companies should publish information on the governance structures in place and the rights of shareholders to influence these structures. The reporting and disclosure provided by companies help shareholders assess the effectiveness of the board’s oversight of management and whether investors’ economic interests have been protected. As a general principle, we believe shareholders should have the right to vote on key corporate governance matters, including changes to governance mechanisms, to submit proposals to the shareholders’ meeting, and to call special meetings of shareholders.
Corporate form
In our view, it is the responsibility of the board to determine the corporate form that is most appropriate given the company's purpose and business model.(17) Companies proposing to change their corporate form to a public benefit corporation or similar entity should put it to a shareholder vote if not already required to do so under applicable law. We appreciate when supporting documentation from companies or shareholder proponents proposing to alter the corporate form clearly explains how the interests of shareholders and different stakeholders would be impacted as well as the accountability and voting mechanisms that would be available to shareholders. We generally support management proposals if our analysis indicates that shareholders’ economic interests are adequately protected. Relevant shareholder proposals are evaluated on a case-by-case basis.

(16)
Given the growing awareness of the materiality of these issues for certain businesses, enhanced reporting on a company's natural capital dependencies and impacts would aid investors’ understanding. In our view, the final recommendations of the Taskforce on Nature-related Financial Disclosures (TNFD) may prove useful to some companies. We recognize that some companies may report using different standards, which may be required by regulation, or one of a number of other private sector standards. TNFD-aligned reporting is not a voting issue.
(17)
Corporate form refers to the legal structure by which a business is organized.
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Shareholder proposals
In most markets in which BlackRock invests on behalf of clients, shareholders have the right to submit proposals to be voted on at a company’s annual or extraordinary meeting, as long as eligibility and procedural requirements are met. The matters that we see put forward by shareholders address a wide range of topics, including governance reforms, capital management, and improvements in the management or disclosure of sustainability-related risks.
BlackRock is subject to legal and regulatory requirements in the U.S. that place restrictions and limitations on how BlackRock can interact with the companies in which we invest on behalf of our clients, including our ability to submit shareholder proposals. We can vote, on behalf of clients who authorize us to do so, on proposals put forth by others.
When assessing shareholder proposals, we evaluate each proposal on its merit, considering the company’s individual circumstances and maintaining a singular focus on the proposal’s implications for long-term financial value creation. BIS’ evaluation considers whether a shareholder proposal addresses a material risk that, if left unmanaged, may impact a company’s long-term performance. We look for consistency between the specific request formally made in the proposal, the supporting documentation, and the proponents’ other communications on the issues. We also assess the company’s practices and disclosures and the costs and benefits to the company of meeting the request made in the proposal. We take into consideration a company’s governance practices and disclosures against those of their peers.
In our experience, it is helpful when companies disclose the names of the proponent or organization that has submitted or advised on the proposal.
We would not support proposals that we believe would result in over-reaching into the basic business decisions of the company, are unduly prescriptive or constraining on management. We take into consideration the legal effect of the proposal, as shareholder proposals may be advisory or legally binding depending on the jurisdiction, while others may make requests that would be deemed illegal in a given jurisdiction.
BIS is likely to support shareholder proposals that request disclosures that help us, as long-term investors on behalf of our clients, better understand the material risks and opportunities companies face and how they are managing them, especially where this information is additive given the company’s existing disclosures. We may also support shareholder proposals that are focused on a material business risk that we agree needs to be addressed and the intended outcome is consistent with long-term financial value creation.
We recognize that some shareholder proposals bundle topics and/or specific requests. Further, the proponent’s supporting statement may refer to topics that are not directly related to the request made in the proposal. In voting on behalf of clients, we do not submit or edit proposals or the supporting statements – we must vote yes or no on the proposal as phrased by the proponent. Therefore, when we vote in support of a proposal, we are not necessarily endorsing every element of the proposal or the reasoning, objectives, or supporting statement of the proponent. We may support a proposal for different reasons from those put forth by the proponent, when we believe that, overall, it can advance our clients' long-term financial interests. We typically explain to the company our rationale for supporting such proposals.
Alternatively, or in addition, we may vote against the election of one or more directors if, in our assessment, the board has not responded sufficiently or with an appropriate sense of urgency to a material risk. We may also support a proposal if management is on track, but we believe that voting in favor might accelerate efforts to address a material risk.
BlackRock’s oversight of its investment stewardship activities
Oversight
BlackRock maintains advisory committees (Stewardship Advisory Committees), generally consisting of senior BlackRock index investment professionals and/or senior employees with practical boardroom experience. The Stewardship Advisory Committees review and advise on amendments to BIS regional proxy voting guidelines (the Guidelines). The advisory committees do not determine voting decisions, which are the responsibility of BIS.
In addition to the Stewardship Advisory Committees, the Investment Stewardship Global Oversight Committee (Global Oversight Committee) is a risk-focused committee, comprised of the Global Head of Investment Stewardship (Global Head), and senior BlackRock executives with legal, risk and other experience relevant to team oversight. The Global Committee does not determine voting decisions, which are the responsibility of BIS.
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The Global Head has primary oversight of the activities of BIS, including voting in accordance with the Guidelines, which require the application of professional judgment and consideration of each company’s unique circumstances. The Global Committee reviews and approves amendments to these Principles. The Global Committee also reviews and approves amendments to the regional Guidelines.
In addition, the Global Committee receives and reviews periodic reports regarding the votes cast by BIS, as well as updates on material process issues, procedural changes, and other risk oversight considerations. The Global Committee reviews these reports in an oversight capacity as informed by the Guidelines.
BIS carries out engagement with companies, executes proxy votes, and conducts vote operations (including maintaining records of votes cast) in a manner consistent with the relevant Guidelines. BIS also conducts research on corporate governance issues and participates in industry discussions to contribute to and keep abreast of important developments in the corporate governance field. BIS may utilize third parties for certain of the foregoing activities and performs oversight of those third parties. BIS may discuss complicated or particularly controversial matters with senior specialists internally, on an advisory basis, prior to making a voting decision.
Voting guidelines and vote execution
BlackRock votes on proxy issues when our clients authorize us to do so. We carefully consider proxies submitted to funds and other fiduciary account(s) (Fund or Funds) for which we have voting authority. BlackRock votes (or refrains from voting) proxies for each Fund for which we have voting authority based on our evaluation of the alignment of the voting items with the long-term economic interests of our clients, in the exercise of our independent business judgment, and without regard to the relationship of the issuer of the proxy (or any shareholder proponent or dissident shareholder) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates, or BlackRock employees (see “Conflicts management policies and procedures,” below).
When exercising voting rights, BIS will normally vote on specific proxy issues in accordance with the Guidelines for the relevant market, as well as the Principles. The voting guidelines published for each region/country in which we vote are intended to summarize BlackRock’s general philosophy and approach to issues that may commonly arise in the proxy voting context in each market where we invest. The Guidelines are not intended to be exhaustive. BIS applies the Guidelines on a case-by-case basis, in the context of the individual circumstances of each company and the specific issue under review. As such, the Guidelines do not indicate how BIS will vote in every instance. Rather, they reflect our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots. The Guidelines are reviewed annually and updated as necessary to reflect changes in market practices, developments in corporate governance and feedback from companies and clients. In this way, BIS aims to maintain policies that explain our approach to governance practices most aligned with clients’ long-term financial interests. BIS analysts may exercise their professional judgment in determining how to vote if they conclude that the Guidelines do not cover the specific matter raised by a ballot item or that an exception to the Guidelines would be in the long-term economic interests of BlackRock’s clients.
In certain markets, proxy voting involves logistical issues which can affect BIS’ ability to vote such proxies, as well as the desirability of voting such proxies. These issues include, but are not limited to: i) untimely notice of shareholder meetings; ii) restrictions on a foreigner’s ability to exercise votes; iii) requirements to vote proxies in person; iv) “share-blocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); v) potential difficulties in translating the proxy; vi) regulatory constraints; and vii) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions. We are not supportive of impediments to the exercise of voting rights such as share-blocking or overly burdensome administrative requirements.
BlackRock votes proxies in these situations on a “best-efforts” basis. In addition, BIS may determine that it is generally in the interests of BlackRock’s clients not to vote proxies (or not to vote our full allocation) if the costs (including but not limited to opportunity costs associated with share-blocking constraints) associated with exercising a vote are expected to outweigh the benefit the client would derive by voting on the proposal.
Voting Choice
BlackRock offers Voting Choice a program that provides eligible clients with more opportunities to participate in the proxy voting process where legally and operationally viable.
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Voting Choice is currently available for eligible clients invested in certain institutional pooled funds in the U.S., UK, Ireland, and Canada that utilize certain equity index investment strategies, as well as eligible clients in certain institutional pooled funds in the U.S., UK, and Canada that use systematic active equity (SAE) strategies. In addition, institutional clients in separately managed accounts (SMAs) continue to be eligible for BlackRock Voting Choice regardless of their investment strategies.(18) BlackRock also launched a U.S. Program to offer proxy voting to eligible shareholder accounts in a U.S. Fund.(19)
As a result, the shares attributed to BlackRock in company share registers may be voted differently depending on whether our clients have authorized BIS to vote on their behalf, have authorized BIS to vote in accordance with a third-party policy, or have elected to vote shares in accordance with their own policy. Our clients have greater control over proxy voting because of Voting Choice. BlackRock does not disclose client information, including a client’s selection of proxy policy, without client consent.
Conflicts management policies and procedures
BIS maintains policies and procedures that seek to prevent undue influence on BlackRock’s proxy voting activity. Such influence might stem from any relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates, a Fund or a Fund’s affiliates, or BlackRock employees. The following are examples of sources of perceived or potential conflicts of interest:
•
BlackRock clients who may be issuers of securities or proponents of shareholder resolutions
•
BlackRock business partners or third parties who may be issuers of securities or proponents of shareholder resolutions
•
BlackRock employees who may sit on the boards of public companies held in Funds managed by BlackRock
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Significant BlackRock, Inc. investors who may be issuers of securities held in Funds managed by BlackRock
•
Securities of BlackRock, Inc. or BlackRock investment funds held in Funds managed by BlackRock
•
BlackRock, Inc. board members who serve as senior executives or directors of public companies held in Funds managed by BlackRock
BlackRock has taken certain steps to mitigate perceived or potential conflicts including, but not limited to, the following:
•
Adopted the Guidelines which are designed to advance our clients’ long-term economic interests in the companies in which BlackRock invests on their behalf
•
Established a reporting structure that separates BIS from employees with sales, vendor management, or business partnership roles. In addition, BlackRock seeks to ensure that all engagements with corporate issuers, dissident shareholders or shareholder proponents are managed consistently and without regard to BlackRock’s relationship with such parties. Clients or business partners are not given special treatment or differentiated access to BIS. BIS prioritizes engagements based on factors including, but not limited to, our need for additional information to make a voting decision or our view on the likelihood that an engagement could lead to positive outcome(s) over time for the economic value of the company. Within the normal course of business, BIS may engage directly with BlackRock clients, business partners and/or third parties, and/or with employees with sales, vendor management, or business partnership roles, in discussions regarding our approach to stewardship, general corporate governance matters, client reporting needs, and/or to otherwise ensure that proxy-related client service levels are met
•
Determined to engage, in certain instances, an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid potential conflicts of interest, to satisfy regulatory compliance requirements, or as may be otherwise required by applicable law. In such circumstances, the independent third-party voting service provider provides BlackRock with recommendations, in accordance with the Guidelines, as to how to vote such proxies. BlackRock uses an independent third-party voting service provider to make proxy voting recommendations for shares of BlackRock, Inc. and companies affiliated with BlackRock, Inc. BlackRock may also use an independent third-party voting service provider to make proxy voting recommendations for:
•
public companies that include BlackRock employees on their boards of directors

(18)
With Voting Choice, SMAs have the ability to select from a set of voting policies from third-party proxy advisers the policy that best aligns with their views and preferences. BlackRock can then use its proxy voting infrastructure to cast votes based on the client’s selected voting policy.
(19)
Read more about BlackRock Voting Choice on our website.
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•
public companies of which a BlackRock, Inc. board member serves as a senior executive or a member of the board of directors
•
public companies that are the subject of certain transactions involving BlackRock Funds
•
public companies that are joint venture partners with BlackRock, and
•
public companies when legal or regulatory requirements compel BlackRock to use an independent third-party voting service provider
In selecting an independent third-party voting service provider, we assess several characteristics, including but not limited to: independence, an ability to analyze proxy issues and make recommendations in the economic interest of our clients in accordance with the Guidelines, reputation for reliability and integrity, and operational capacity to accurately deliver the assigned recommendations in a timely manner. We may engage more than one independent third-party voting service provider, in part to mitigate potential or perceived conflicts of interest at a single voting service provider. The Global Committee appoints and reviews the performance of the independent third-party voting service providers, generally on an annual basis.
Securities lending
When so authorized, BlackRock acts as a securities lending agent on behalf of Funds. Securities lending is a well-regulated practice that contributes to capital market efficiency. It also enables funds to generate additional returns while allowing fund providers to keep fund expenses lower.
With regard to the relationship between securities lending and proxy voting, BlackRock cannot vote shares on loan and may determine to recall them for voting, as guided by our fiduciary duty as an asset manager to our clients in helping them achieve their investment goals. While this has occurred in a limited number of cases, the decision to recall securities on loan as part of BlackRock’s securities lending program in order to vote is based on an evaluation of various factors that include, but are not limited to, assessing potential securities lending revenue alongside the potential long-term financial value to clients of voting those securities (based on the information available at the time of recall consideration).(20) BIS works with colleagues in the Securities Lending and Risk and Quantitative Analysis teams to evaluate the costs and benefits to clients of recalling shares on loan.
In almost all instances, BlackRock anticipates that the potential long-term financial value to the Fund of voting shares would be less than the potential revenue the loan may provide the Fund. However, in certain instances, BlackRock may determine, in our independent business judgment as a fiduciary, that the value of voting outweighs the securities lending revenue loss to clients and would therefore recall shares to be voted in those instances.
Periodically, BlackRock reviews our process for determining whether to recall securities on loan in order to vote and may modify it as necessary.
Reporting and vote transparency
We are committed to transparency in the stewardship work we do on behalf of clients. We inform clients about our engagement and voting policies and activities through direct communication and through disclosure on our website. Additionally, we make public our regional proxy voting guidelines for the benefit of clients and the companies in which we invest on their behalf. We also publish commentaries to share our perspective on market developments and emerging key themes.
At a more granular level, on a quarterly basis, we publish our vote record for each company that held a shareholder meeting during the period, showing how BIS voted on each proposal and providing our rationale for any votes against management proposals and on shareholder proposals. For shareholder meetings where a vote might be high profile or of significant

(20)
Recalling securities on loan can be impacted by the timing of record dates. In the U.S., for example, the record date of a shareholder meeting typically falls before the proxy statements are released. Accordingly, it is not practicable to evaluate a proxy statement, determine that a vote has a material impact on a fund and recall any shares on loan in advance of the record date for the annual meeting. As a result, managers must weigh independent business judgement as a fiduciary, the benefit to a fund’s shareholders of recalling loaned shares in advance of an estimated record date without knowing whether there will be a vote on matters which have a material impact on the fund (thereby forgoing potential securities lending revenue for the fund’s shareholders) or leaving shares on loan to potentially earn revenue for the fund (thereby forgoing the opportunity to vote).
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interest to clients, we may publish a vote bulletin after the meeting, disclosing and explaining our vote on key proposals. We also publish a quarterly list of all companies with which we engaged and the key topics addressed in the engagement meeting.
In this way, we help inform our clients about the work we do on their behalf in promoting the governance and business practices that support durable, long-term financial value creation by companies.
Want to know more?
blackrock.com/stewardship | contactstewardship@blackrock.com
This document is provided for information and educational purposes only. Investing involves risk, including the loss of principal.
Prepared by BlackRock, Inc.
©2024 BlackRock, Inc. All rights reserved. BLACKROCK is a trademark of BlackRock, Inc., or its subsidiaries in the United States and elsewhere. All other trademarks are those of their respective owners.
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BlackRock Investment Stewardship
Climate and Decarbonization Stewardship Guidelines
Published July 2024
BlackRock climate and decarbonization stewardship guidelines
Introduction to BlackRock Investment Stewardship
BlackRock’s clients depend on us to help them meet their varied investment goals. We consider it one of our responsibilities to be an informed, engaged shareholder on their behalf, given the business decisions that companies make have a direct impact on our clients’ long-term investment outcomes and financial well-being. BlackRock Investment Stewardship (BIS) is a dedicated function within BlackRock, which serves as a link between BlackRock’s clients and the companies we invest in on their behalf. BIS takes a long-term approach in our stewardship efforts, reflecting the investment horizons of the majority of our clients. BIS does this through:
1.
Engaging with companies in a two-way dialogue to build our understanding of a company’s practices and inform our voting decisions.
2.
Voting at shareholder meetings on management and shareholder proposals on behalf of clients who have delegated voting authority to BlackRock.
3.
Contributing to industry dialogue on stewardship to share our perspectives on matters that may impact our clients’ investments.
4.
Reporting on our activities to inform clients about our stewardship efforts on their behalf through a range of publications and direct reporting.
Stewardship for clients with investment objectives relating to the low-carbon transition
BlackRock offers a wide range of investment products and funds to support our clients’ unique and varied investment objectives, and in February 2024, BlackRock announced it would be launching a new decarbonization stewardship option for those clients who explicitly direct BlackRock to invest their assets with decarbonization investment objectives. An increasing number of clients are seeking to minimize the financial risk, and maximize the financial opportunities, associated with the transition to a low-carbon economy, and thus are interested in sustainable and transition investing, with some including decarbonization as an investment objective in their mandates with BlackRock. In Europe for example, all of our largest, strategic relationship clients have net zero commitments for their organizations, and globally a growing number have made similar commitments, which those clients believe, will shape financial opportunities in the transition to a low-carbon economy. A survey of 200 institutional investors globally, representing nearly $9tn in assets under management, indicated that 98% of them have set some kind of transition investment objective for their portfolios.
These guidelines set out BIS’ approach to voting at companies’ shareholder meetings on behalf of funds with explicit decarbonization or climate-related investment objectives, and, when appropriate, engagement with corporate leadership to support our voting on clients’ behalf. In addition, clients in separately managed accounts may instruct BlackRock to apply these guidelines to their holdings. Both in the case of funds and separately managed accounts, these guidelines are only implemented upon explicit selection and approval by the applicable fund board or client.
These guidelines should be read in conjunction with BIS’ benchmark policies and are focused on matters related to climate risks and the transition to a low-carbon economy at companies that are held by funds and clients who have selected these guidelines. These guidelines differ from the benchmark policies in that they consider, in addition to financial considerations and consistent with the investment objective of each fund or account that has selected these guidelines, the alignment of companies’ business model and strategies with the financial opportunities presented by the transition to a low-carbon economy and the more ambitious goal of the Paris Agreement, namely to limit average temperature rise to 1.5°C above pre-industrial levels.
These guidelines will apply to companies which produce goods and services that contribute to real world decarbonization or have a carbon intensive business model and face outsized impacts from the low-carbon transition, based on reported and estimated scopes 1, 2, and 3 greenhouse gas emissions. We estimate these companies represent the vast majority of the
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value chain emissions of the companies held by funds and clients that have selected these guidelines. For all other companies held by these funds and clients, BIS’ benchmark voting guidelines apply.
On other matters not related to climate risks and the transition to a low-carbon economy, BIS will apply our benchmark policies.
For clients who have not directed BlackRock to prioritize climate risks and decarbonization as an investment objective, BIS will continue to undertake our stewardship responsibilities in line with our benchmark policies, with a sole focus on advancing those clients’ long-term economic interests. This will include consideration of climate-related risks and opportunities in a company’s business model, where material to the company’s ability to deliver long-term financial returns.
Please see appendix 2, which sets out the key differences between the BIS benchmark and decarbonization policies on items related to climate risk and the transition to a low-carbon economy.
Understanding the investment implications of the transition to a low-carbon economy
Research from the BlackRock Investment Institute (BII) highlights that changing government policy, technology, and consumer and investor preferences are driving the transition to a low-carbon economy, but these forces are moving at uneven speeds across sectors and regions. For example—some technologies like renewable power are already being deployed at scale in some regions, while in other sectors and regions less cost-effective low-carbon alternatives exist. We have heard from certain clients that they see the low-carbon transition as a series of shifts over decades that will reshape production and consumption, spur significant capital investment and create risks, opportunities and a wider range of financial and competitive outcomes for companies.
For clients interested in investing in the transition to a low-carbon economy and understanding its corresponding risks and opportunities, we have developed the BlackRock Investment Institute Transition Scenario (BIITS), powered by Aladdin® technology. BIITS is a research-based, analytical forecast of how the low-carbon transition is most likely to play out based on what we know and expect today. It can help inform a top-down assessment of a company’s business risk arising from the transition. BII based its key assumptions on rigorous research, and the input of BlackRock’s portfolio managers and other experts.
For client assets with explicit investment objectives related to the transition to a low-carbon economy, BIS will draw on the insights generated by BIITS and Aladdin® Climate, as well as our own analysis and engagement, in applying these guidelines. In doing so, we will take into consideration the fact that the necessary data to assess individual companies currently has limitations, but is improving as a result of disclosure requirements in an increasing number of jurisdictions.
Decarbonization stewardship guidelines design principles
The framework of these guidelines is designed to:
•
Prioritize sectors and companies that are critical to the transition to a low-carbon economy: This includes companies which produce goods and services that contribute to real world decarbonization or have a carbon intensive business model and face outsized impacts from the low-carbon transition.
•
Apply a sectoral approach to our analysis that acknowledges the unevenness of the low-carbon transition across sectors and markets: We take into consideration the varying speeds at which sectors and markets can decarbonize based on technological feasibility, consumer demand, government policy, regulatory frameworks and other factors. Further, we recognize that these factors are uncertain and dynamic, which will require that we evolve our approach as necessary.
•
Take a long-term, pragmatic approach that favors a transition that minimizes disruption to companies and their key stakeholders: Our approach recognizes the challenges that many companies face in adapting their business models. It is premised on the views of interested clients that a transition where companies adapt and continue to deliver financial returns throughout, is a better long-term investment outcome for them, and less disruptive to a company’s other key stakeholders, than a transition that is uneven. Further, we consider the differences between the actions and outcomes over which company management has influence, and those it does not.
•
Focus on useful, contextualized disclosures that help inform investors views, while recognizing data limitations: The policy will seek disclosures that outline key milestones and dependencies underpinning the company’s low-carbon transition strategy; explain the trade-offs required to adapt the business model; and include relevant data and narrative.
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•
Be consistent with our position as a minority investor on behalf of our clients: The boards and executive leadership of companies determine a company’s strategy and its implementation. We make decisions on how to engage companies and vote proxies independently, based on our professional judgment of the priorities and outcomes most aligned with clients’ investment objectives.
Voting guidelines
Consistent with the investment objective of each fund or client that has selected these guidelines, BIS will look to companies to demonstrate the following:
Corporate Disclosures
In the context of these guidelines, we look for companies to provide sufficient corporate disclosure to allow us to determine the extent to which decarbonization and the low-carbon transition are strategic priorities. As a general point, we would expect companies that have disclosed their aim to participate in the transition to a low-carbon economy to make disclosures that help explain the strategy and governance systems they have determined most appropriate, which may include:
(1)
a low-carbon transition strategy to demonstrate their alignment with the ambition to limit global average temperature rise to 1.5°C above pre-industrial levels. This would normally mean that they have a long-term strategy to achieve net-zero greenhouse gas (GHG) emissions by 2050, with appropriate near- and medium-term milestones to assess their progress.
(2)
low-carbon transition-related reporting consistent with the standards developed by the International Sustainability Standards Board (ISSB). IFRS S1 addresses the general requirements of sustainability reporting and IFRS S2 sets out the disclosures that would provide investors with decision-useful information about a company’s most significant climate- and low-carbon transition-related risks and opportunities. As audit and assurance standards are developed, it would be helpful to investors’ confidence in such disclosures for companies to seek independent, third-party assurance.
(3)
scope 1 and scope 2, and material scope 3 GHG emissions. In addition, we look to companies to disclose their reduction targets for scope 1 and 2 emissions, science-based where possible. We welcome disclosure of targets or indicative goals, where companies have set them, for scope 3 emissions reductions, recognizing that these would be provided on a ‘best efforts’ basis given the methodological challenges these currently present for reporters. Scope 3 information, including how a company is working with its value chain to accelerate reductions in GHG intensity, provides useful insight to investors focused on investing in the low-carbon transition and understanding the impact of their investments on their decarbonization goals. However, we recognize that companies have varying ability to influence the emissions across the different parts of their value chain and it is helpful when disclosures explain the implications for the achievement of their decarbonization targets.
Transition plans
Some companies have published a transition plan that explains how the company intends to implement its low-carbon transition strategy by, as defined by the ISSB, “lay[ing] out the entity’s targets, actions or resources for its transition towards a lower-carbon economy, including actions such as reducing its greenhouse gas emissions” (see appendix 1).
We note the work being undertaken in a number of jurisdictions on establishing a common approach in a market to corporate transition plans. Given this work continues, for the near-term, BIS will not make preparation and production of transition plans a voting issue. BIS may engage companies that have chosen to publish a transition plan to understand their planned actions and resource implications in accordance with anticipated requirements.
Boards and directors
An effective and well-functioning board that has appropriate governance structures to facilitate oversight of a company's management and strategic initiatives is critical to the company’s ability to deliver on its low-carbon transition strategy.
In assessing the role and effectiveness of the board in this regard, we seek to understand whether:
•
The board has clear oversight responsibilities for climate and low-carbon transition-related risks and opportunities in the company’s business model. We consider the whole board to have responsibility for oversight of the company’s long-term strategy, including those aspects related to the transition to a low-carbon economy.
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•
Management has established a robust low-carbon transition framework and long-term strategy, with clear accountability for delivery by senior executives.
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The capital management strategy explains how the company allocates investments to (traditional and next generation) business lines and innovation, and returns cash to shareholders, consistent with the low-carbon transition strategy.
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The climate and low-carbon transition risks most likely to significantly impact the business are integrated into the company’s enterprise risk management processes and reporting.
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The company has set scope 1 & 2 GHG emissions reduction targets, science-based and independently verified where possible, against a baseline, that are consistent with the ambition to limit average temperature rise to no more than 1.5°C above pre-industrial levels.
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There is a clear link between the company’s scope 1 & 2 GHG emissions reduction targets over time and its long-term low-carbon transition strategy.
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The company is monitoring its material scope 3 emissions and disclosing these where it is confident in the data. Given forthcoming regulatory requirements in certain jurisdictions, some companies are voluntarily disclosing scope 3 emissions reductions targets and plans, setting out how they are working on decarbonization with the different constituents in their value chain.
•
The board oversees, and management has a formalized approach to, the company’s lobbying activities, including trade association memberships. Policy engagement should be consistent with a company’s stated strategic policy objectives, including those related to the low-carbon transition.
Voting against directors over concerns about climate risk
In implementing these guidelines, BIS will generally support non-executive directors standing for election where, in BIS’ assessment based on company disclosures and engagement, a company is executing on its commitment to align with the transition to a low-carbon economy, as defined above. Where BIS determines this is not the case, we may vote against the election of one or more directors who have responsibility for the issue. The directors most likely to be in focus are the chair of the board sub-committee with low-carbon transition, climate or sustainability risk oversight responsibilities, other members of the relevant committee, the lead independent director or the non-executive chair of the board. In certain markets, we may withhold support for the discharge of the supervisory board or equivalent.
Where we have not supported director elections over climate concerns in a prior year, and the company has not subsequently made progress towards aligning with the transition to a low-carbon economy, we may escalate by voting against the re-election of additional responsible directors to signal our heightened concerns.
Management proposals to approve a climate strategy or progress report
In certain markets, company management may submit proposals asking shareholders to approve their climate action plans or progress reports, sometimes known as “Say on Climate.” BIS will generally support management’s climate strategy proposal if, in our assessment based on these guidelines, the strategy is aligned with the low-carbon transition. Similarly, we will generally support management’s proposal on a progress report if the company has clearly explained its progress against, and any deviations from or changes to, its stated transition plan and targets.
Shareholder proposals on climate and low-carbon transition matters
Shareholder proposals on a company’s approach to the low-carbon transition or climate risk will be considered on their merit. Our assessment will take into consideration the implications for, and the relevance to, the company’s stated low-carbon transition strategy and targets. We may support shareholder proposals that, for example, ask a company to:
•
Publish a business plan, and related disclosures, consistent with the ambition to limit average temperature rise to no more than 1.5°C above pre-industrial levels
•
Align their scope 1 and 2 GHG emissions reduction targets to, and/or discuss how their targets align with, a long-term goal of the company achieving net zero GHG emissions by 2050
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Disclose the categories of scope 3 GHG emissions most material to a company’s business model
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Improve disclosures on how a company’s climate-related lobbying (including trade association memberships and other indirect lobbying) is aligned with its strategic policy positions.
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We would not support shareholder proposals that seek to constrain board or management decision-making or direct specific business or strategic decisions. This includes proposals that seek to change a company’s articles of association or charter to require commitments or actions related to climate risk or the low-carbon transition.
Related matters
There are other business items not covered above that may be put to a shareholder vote that could address matters relevant to the transition to a low-carbon economy. Under these guidelines, BIS is most likely to engage, where appropriate, if we seek to enhance our understanding of a company’s approach. Generally, our voting on these matters would be covered by BIS’ benchmark guidelines.
Executive compensation
We look to company boards to put in place a compensation structure that incentivizes and rewards executives appropriately. Some companies, in light of their long-term strategy, may decide to include relevant GHG emissions reduction targets or low-carbon transition-related metrics in their incentive plans. In such cases, BIS would engage to understand the alignment between those metrics and the company’s stated climate strategy.
Auditors and audit-related issues
For companies with material climate or transition risks or opportunities in their business models, BIS is interested to understand whether the company considers and, if relevant, quantifies, and accounts for material climate-related risks in its financial statements, including if the company explains such risks within the context of its audit report. We note that work is being undertaken to develop audit and assurance standards in relation to climate and transition reporting, which may impact the future reporting requirements of companies. We note that assurance of corporate disclosures related to climate risk and the transition to a low-carbon economy is still nascent.
Mergers, acquisitions, asset sales, and other special situations
Special situations will be considered on their financial merits, but BIS may engage on climate-related factors under these guidelines where a transaction may significantly alter a company’s climate strategy or a shareholder activist has proposed governance, strategic or operational changes that may impact its climate strategy. BIS does not promote changes in corporate control, nor does it invoke formal governance mechanisms that rise to the level of shareholder activism.
Other business relevant sustainability-related risks and opportunities
Climate risk and the transition to a low-carbon economy are interconnected with a number of other sustainability-related risks and opportunities that may be relevant to a company’s business model and long-term performance. These include a company’s impacts or dependencies on natural capital and key stakeholders. In the context of these guidelines, we may engage companies to better understand how they are managing the impact on people (e.g., employees, suppliers, customers and communities) of any strategic or operational changes they are making in relation to their transition to a low-carbon economy. Similarly, we may engage companies that face risks and opportunities related to land use and deforestation, access to fresh water, or the ability to secure scarce resources critical to the transition to a low-carbon economy.
Appendix 1
Terminology
We understand the key concepts referred to within these guidelines as follows:
Climate risk: Includes physical risk, the increased risk to companies’ assets and activities caused by the direct impact of changing weather patterns and natural catastrophes, and transition risk, the impact of the transition to a low-carbon economy on a company’s long-term profitability.
Transition to a low-carbon economy (“low-carbon transition”): The global economic shift toward lower emissions across many sectors and business models. The economic transformation is being driven by changes in government policy, technology, and consumer and investor preferences, as well as the physical effects of climate change (e.g., extreme weather), and can potentially have a material impact on clients’ investments and portfolios.
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Decarbonization: the process of reducing or eliminating emissions of carbon dioxide (CO2) from human activity and removing carbon currently in the atmosphere. This can be carried out by countries, companies and even individual consumers. Sometimes the concept is understood to include the reduction and elimination of other GHG, e.g., methane.
Climate-related risks and opportunities: The investment opportunities and risks associated with the transition to a low-carbon economy, including transition risks and opportunities and physical risks and opportunities in adapting to physical climate change.
Climate-related transition plan: “An aspect of an entity’s overall strategy that lays out the entity’s targets, actions or resources for its transition towards a lower-carbon economy, including actions such as reducing its greenhouse gas emissions.”
Science-based GHG emissions reduction targets: Targets that “…are in line with what the latest climate science deems necessary to meet the goals of the Paris Agreement – limiting global warming to 1.5°C above pre-industrial levels. Science-based targets give companies a clearly defined path to reduce greenhouse gas emissions in line with limiting global warming to 1.5°C. They define how much and how quickly a business must reduce its emissions to be in line with the Paris Agreement goals.”
Appendix 2
Comparison of key differences between how the BIS benchmark considers climate-related risks, where appropriate, and the decarbonization guidelines
	BIS Benchmark Policy	Decarbonization Policy
Key concepts
Focuses on financial performance and
engages companies on climate and
transition topics when material to their
business Prioritizes the disclosure of how a
company is managing material climate and
transition-related risks and opportunities

Considers both financial performance and
decarbonization objectives consistent with
funds' and clients' investment objectives
Assesses the alignment of a company's
business model with the ambition to limit
global average temperature rise to 1.5°C
above pre-industrial levels

Prioritized companies for climate-related engagement	Largest Scope 1 and 2 GHG emitters	Largest total value chain GHG emitters (Scope 1, 2, & 3)
Emissions reporting	Seeks reporting of Scope 1 & 2	Seeks reporting of Scope 1, 2 and material 3
Emissions targets & decarbonization efforts	Seeks the disclosure of Scope 1 & 2 targets	Seeks Scope 1 & 2 targets and assesses decarbonization efforts
Temperature & scenario alignment / pathways	Seeks disclosure from companies that identifies and discusses the most plausible decarbonization pathway	Assesses temperature and scenario alignment/pathways to 1.5°C degrees
Science-based targets commitments & verifications	Engagement topic but not vote escalation criteria	Seeks science-based targets and verifications where possible; may take voting action where absent
Company’s role in the transition	Engagement topic but not vote escalation criteria	Assesses activities benefitting from and/or contributing to the transition to a low- carbon economy
Shareholder proposals	Case-by-case approach with focus on implications for long-term financial value creation No support for shareholder proposals that seek to direct management strategy	Case-by-case approach with further consideration given to decarbonization objectives in addition to financial performance No support for shareholder proposals that seek to direct management strategy
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Prepared by BlackRock, Inc.
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IS-SAI-IEUR-1125

iShares® Trust
Statement of Additional Information
Dated November 28, 2025
This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the current prospectus (the “Prospectus”) for the following series of iShares Trust (the “Trust”):

Fund	Ticker	Listing Exchange
iShares Core MSCI Pacific ETF (the “Fund”)	IPAC	NYSE Arca
The Prospectus for the Fund is dated November 28, 2025, as amended and supplemented from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. The Financial Statements and Notes contained in the Annual Report or Semi-Annual Report of the Trust for the Fund are incorporated by reference into and are deemed to be part of this SAI. A copy of the Prospectus, Annual Report and Semi-Annual Report may be obtained without charge by writing to the Trust’s distributor, BlackRock Investments, LLC (the “Distributor” or “BRIL”), 1 University Square Drive, Princeton, NJ 08540, calling 1-800-iShares (1-800-474-2737) or visiting www.iShares.com. The Fund's Prospectus is incorporated by reference into this SAI.
References to the Investment Company Act of 1940, as amended (the “Investment Company Act” or the “1940 Act”), or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the Securities and Exchange Commission (the “SEC”), SEC staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no action or other relief or permission from the SEC, SEC staff or other authority.
iShares® and BlackRock® are registered trademarks of BlackRock Fund Advisors and its affiliates.

i

ii

iii

iv

General Description of the Trust and the Fund
The Trust currently consists of more than 355 investment series or portfolios. The Trust was organized as a Delaware statutory trust on December 16, 1999 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company registered with the SEC under the 1940 Act. The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “1933 Act”). This SAI relates solely to the Fund.
The Fund is managed by BlackRock Fund Advisors (“BFA”), an indirect majority-owned subsidiary of BlackRock, Inc., and generally seeks to track the investment results of the specific benchmark index identified in the Fund's Prospectus (the “Underlying Index”).
The Fund offers and issues shares at their net asset value per share (“NAV”) only in aggregations of a specified number of shares (each, a “Creation Unit”), generally in exchange for a designated portfolio of securities, assets or other positions (including any portion of such securities for which cash may be substituted) included in its Underlying Index (the “Deposit Securities” or “Creation Basket”), together with the deposit of a specified cash payment (the “Cash Component”). Shares of the Fund are listed and trade on NYSE Arca, Inc. (the “Listing Exchange”), a national securities exchange. Shares of the Fund are traded in the secondary market and elsewhere at market prices that may be at, above or below the Fund's NAV. Shares are redeemable only in Creation Units, and, generally, in exchange for portfolio securities and a Cash Amount (as defined in the Creation and Redemption of Creation Units-Redemption of Creation Units section of this SAI). Creation Units typically are a specified number of shares, generally 100,000 or multiples thereof.
The Trust reserves the right to permit or require that creations and redemptions of shares are effected fully or partially in cash and reserves the right to permit or require the substitution of Deposit Securities in lieu of cash. Shares may be issued in advance of receipt of Deposit Securities, subject to various conditions, including a requirement that the Authorized Participant (as defined in the Portfolio Holding Information section of this SAI) maintain collateral with the Trust as set forth in the handbook for Authorized Participants. The Trust may use such collateral at any time to purchase Deposit Securities. See the Creation and Redemption of Creation Units section of this SAI. Transaction fees and other costs associated with creations or redemptions that include a cash portion may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.
Exchange Listing and Trading
A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the Shareholder Information section of the Fund's Prospectus. The discussion below supplements, and should be read in conjunction with, that section of the Prospectus.
Shares of the Fund are listed for trading, and trade throughout the day, on the Listing Exchange and in other secondary markets. Shares of the Fund may also be listed on certain non-U.S. exchanges. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of shares of the Fund will continue to be met. The Listing Exchange may, but is not required to, remove the shares of the Fund from listing if, among other things: (i) following the initial 12-month period beginning upon the commencement of trading of Fund shares, there are fewer than 50 record and/or beneficial owners of shares of the Fund; (ii) the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the Investment Company Act; (iii) any of the other listing requirements are not continuously maintained; or (iv) any event shall occur or condition shall exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. The Listing Exchange will also remove shares of the Fund from listing and trading upon termination of the Fund.
As in the case of other publicly-traded securities, when you buy or sell shares of the Fund through a broker, you may incur a brokerage commission determined by that broker, as well as other charges.
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The Trust reserves the right to adjust the share price of the Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund or an investor's equity interest in the Fund.
Investment Strategies and Risks of the Fund
The Fund seeks to achieve its objective by investing primarily in securities issued by issuers that compose its Underlying Index and in investments that provide substantially similar exposure to securities in the Underlying Index. The Fund operates as an index fund and is not actively managed. Adverse performance of a security in the Fund’s portfolio will ordinarily not result in the elimination of the security from the Fund’s portfolio.
The Fund engages in representative sampling, which is investing in a sample of securities selected by BFA to have a collective investment profile similar to that of the Fund's Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the Fund’s Underlying Index. A fund that uses representative sampling generally does not hold all of the securities that are in its underlying index.
Although the Fund does not seek leveraged returns, certain instruments used by the Fund may have a leveraging effect as described below.
Borrowing.  The Fund may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.
The purchase of securities while borrowings are outstanding may have the effect of leveraging the Fund. The incurrence of leverage increases the Fund’s exposure to risk, and borrowed funds are subject to interest costs that will reduce net income. Purchasing securities while borrowings are outstanding creates special risks, such as the potential for greater volatility in the NAV of Fund shares and in the yield on the Fund’s portfolio. In addition, the interest expenses from borrowings may exceed the income generated by the Fund’s portfolio and, therefore, the amount available (if any) for distribution to shareholders as dividends may be reduced. BFA may determine to maintain outstanding borrowings if it expects that the benefits to the Fund’s shareholders will outweigh the current reduced return.
Certain types of borrowings by the Fund must be made from a bank or may result in the Fund being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is not anticipated that observance of such covenants would impede BFA’s management of the Fund’s portfolio in accordance with the Fund’s investment objectives and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require the Fund to dispose of portfolio investments at a time when it may be disadvantageous to do so.
Currency Transactions.  A currency forward contract is an over-the-counter (“OTC”) obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days greater than two days from the date on which the contract is agreed upon by the parties, at a price set at the time of the contract. A non-deliverable currency forward is an OTC currency forward settled in a specified currency, on a specified date, based on the difference between the agreed-upon exchange rate and the market exchange rate. A currency futures contract is a contract that trades on an organized futures exchange involving an obligation to deliver or acquire a specified amount of a specific currency, at a specified price and at a specified future time. Currency futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency. The Fund does not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Fund's assets that are denominated in a non-U.S. currency. The Fund may enter into non-U.S. currency forward and non-U.S. currency futures transactions to facilitate local securities settlements or to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes.
Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected may be highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, counterparty risk, maturity gap, interest rate risk, and potential interference
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by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in non-U.S. currency. If BFA utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of the Fund's return with the performance of the Underlying Index and may lower the Fund’s return. The Fund could experience losses if the value of its currency forwards, options or futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market or otherwise. In addition, the Fund could incur transaction costs, including trading commissions, in connection with certain non-U.S. currency transactions.
Diversification Status.  The Fund is classified as a diversified fund under the 1940 Act. This means that the Fund may not purchase securities of an issuer (other than (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and (ii) securities of other investment companies) if, with respect to 75% of its total assets, (a) more than 5% of the Fund’s total assets would be invested in securities of that issuer or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer. With respect to the remaining 25% of its total assets, the Fund may invest more than 5% of its assets in one issuer. Under the 1940 Act, the Fund cannot change its classification from diversified to non-diversified without shareholder approval.
The Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a regulated investment company (“RIC”) for purposes of the U.S. Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and to relieve the Fund of any liability for U.S. federal income tax to the extent that its earnings are distributed to shareholders, provided that the Fund satisfies a minimum distribution requirement. Compliance with the diversification requirements of the Internal Revenue Code may limit the investment flexibility of the Fund and may make it less likely that the Fund will meet its investment objective.
Futures, Options on Futures and Securities Options.  Futures contracts, options on futures and securities options may be used by the Fund to simulate investment in its Underlying Index, to facilitate trading or to reduce transaction costs. The Fund may enter into futures contracts and options on futures that are traded on a U.S. or non-U.S. futures exchange. The Fund will not use futures, options on futures or securities options for speculative purposes. The Fund intends to use futures and options on futures in accordance with Rule 4.5 of the Commodity Futures Trading Commission (the “CFTC”) promulgated under the Commodity Exchange Act (“CEA”). BFA, with respect to the Fund, has claimed an exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 so that BFA, with respect to the Fund, is not subject to registration or regulation as a commodity pool operator under the CEA. See the Regulation Regarding Derivatives section of this SAI for more information.
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on investments that reflect the market value of common stock of the firms included in the investments. The Fund may enter into futures contracts to purchase securities indexes when BFA anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Upon entering into a futures contract, the Fund will be required to deposit with the broker an amount of cash or cash equivalents known as “initial margin,” which is similar to a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract if all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” will be made to and from the broker daily as the price of the instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract. An option on a futures contract, as contrasted with a direct investment in such a contract, gives the purchaser the right, but no obligation, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract.
The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of the Fund. The potential for loss related to writing call options is unlimited. The
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potential for loss related to writing put options is limited to the agreed-upon price per share, also known as the “strike price,” less the premium received from writing the put. The Fund may purchase and write put and call options on futures contracts that are traded on an exchange as a hedge against changes in value of its portfolio securities or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.
Securities options may be used by the Fund to obtain access to securities in the Underlying Index or to dispose of securities in the Underlying Index at favorable prices, to invest cash in a securities index that offers similar exposure to that provided by the Underlying Index or otherwise to achieve the Fund’s objective of tracking the Underlying Index. A call option gives a holder the right to purchase a specific security at a specified price (“exercise price”) within a specified period of time. A put option gives a holder the right to sell a specific security at an exercise price within a specified period of time. The initial purchaser of a call option pays the “writer” a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. The Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. The Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase. The Fund may purchase or sell securities options on a U.S. or non-U.S. securities exchange or in the OTC market through a transaction with a dealer. Options on a securities index are typically settled on a net basis based on the appreciation or depreciation of the index level over the strike price. Options on single name securities may be cash- or physically-settled, depending upon the market in which they are traded. Options may be structured so as to be exercisable only on certain dates or on a daily basis. Options may also be structured to have conditions to exercise (i.e., “Knock-in Events”) or conditions that trigger termination (i.e., “Knock-out Events”).
Lending Portfolio Securities.  The Fund may lend portfolio securities to certain borrowers that BFA determines to be creditworthy, including borrowers affiliated with BFA. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. No securities loan shall be made on behalf of the Fund if, as a result, the aggregate value of all securities loans of the Fund exceeds one-third of the value of the Fund's total assets (including the value of the collateral received). The Fund may terminate a loan at any time and obtain the return of the securities loaned. The Fund receives, by way of substitute payment, the value of any interest or cash or non-cash distributions paid on the loaned securities that it would have otherwise received if the securities were not on loan.
With respect to loans that are collateralized by cash, the borrower may be entitled to receive a fee based on the amount of cash collateral. The Fund is compensated by any positive difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral received by the Fund for such loans, and uninvested cash, may be reinvested in certain short-term instruments either directly on behalf of the Fund or through one or more joint accounts or money market funds, including those affiliated with BFA; such investments are subject to investment risk.
The Fund conducts its securities lending pursuant to an exemptive order from the SEC permitting it to lend portfolio securities to borrowers affiliated with the Fund and to retain an affiliate of the Fund to act as securities lending agent. To the extent that the Fund engages in securities lending, BlackRock Institutional Trust Company, N.A. (“BTC”) acts as securities lending agent for the Fund, subject to the overall supervision of BFA. BTC administers the lending program in accordance with guidelines approved by the Trust's Board of Trustees (the “Board,” the trustees of which are the “Trustees”). JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as custodian for the Fund in connection with certain securities lending activities.
Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund has agreed to pay a borrower), foreign exchange risk (i.e., the risk of a shortfall at default when a cash collateral investment is denominated in a currency other than the currency of the assets being loaned due to movements in foreign exchange rates), and credit, legal, counterparty and market risks (including the risk that market events, including but not limited to corporate actions, could lead the Fund to lend securities that are trading at a premium due to increased demand, or to recall loaned securities or to lend less or not at all, which could lead to reduced securities lending revenue). If the Fund were to lend out securities that are subject to a corporate action and commit to the borrower a particular election as determined by the Fund's investment adviser, the benefit the Fund would receive in respect of committing to such election may or may not be less than the benefit the Fund would have received from making a different
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election in such corporate action. If a securities lending counterparty were to default, the Fund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return the Fund’s securities as agreed, the Fund’s ability to participate in a corporate action event may be impacted, or the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This latter event could trigger adverse tax consequences for the Fund. The Fund could lose money if its short-term investment of the collateral declines in value over the period of the loan. Substitute payments received by the Fund representing dividends paid on securities loaned out by the Fund will not be considered qualified dividend income. BTC will take into account the tax effects on shareholders caused by this difference in connection with the Fund’s securities lending program. Substitute payments received on tax-exempt securities loaned out will not be tax-exempt income. There could also be changes in the status of issuers under applicable laws and regulations, including tax regulations, that may impact the regulatory or tax treatment of loaned securities and could, for example, result in a delay in the payment of dividend equivalent payments owed to the Fund (as permitted by applicable law).
Regulations adopted by global prudential regulators require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many securities lending agreements, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such agreements, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these requirements, as well as potential additional government regulation and other developments in the market, could adversely affect the Fund’s ability to terminate existing securities lending agreements or to realize amounts to be received under such agreements. Prudential regulation may also favor lenders that can provide additional protections, such as liens that are exercisable in connection with a lender default, to borrowers. The Fund may provide additional protections to borrowers, where permitted, pursuant to the Fund’s investment policies and if BFA believes doing so is in the best interest of the Fund.
Liquidity Risk Management.  Rule 22e-4 under the Investment Company Act (the “Liquidity Rule”) requires open-end funds, including exchange-traded funds (“ETFs”) such as the Fund, to establish a liquidity risk management program (the “Liquidity Program”) and enhance disclosures regarding fund liquidity. As required by the Liquidity Rule, the Fund has implemented a Liquidity Program, and the Board, including a majority of the Independent Trustees of the Trust, has appointed BFA as the administrator of the Liquidity Program. Under the Liquidity Program, BFA assesses, manages, and periodically reviews the Fund’s liquidity risk and classifies each investment held by the Fund as a “highly liquid investment,” “moderately liquid investment,” “less liquid investment” or “illiquid investment.” The Liquidity Rule defines “liquidity risk” as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interest in the Fund. The liquidity of the Fund's portfolio investments is determined based on relevant market, trading and investment-specific considerations under the Liquidity Program. There are exclusions from certain portions of the liquidity risk management program requirements for “in-kind” ETFs, as defined in the Liquidity Rule. To the extent that an investment is deemed to be an illiquid investment or a less liquid investment, the Fund can expect to be exposed to greater liquidity risk.
Non-U.S. Securities.  The Fund intends to purchase publicly traded common stocks of non-U.S. issuers. To the extent the Fund invests in stocks of non-U.S. issuers, the Fund's investment in such stocks may be in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) (collectively, “depositary receipts”). Depositary receipts are receipts, typically issued by a bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Depositary receipts may not necessarily be denominated in the same currency as their underlying securities. ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a non-U.S. issuer. EDRs, which are sometimes referred to as continental depositary receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depositary receipts structured like global debt issues to facilitate trading on an international basis. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets, and EDRs, issued in bearer form, are designed for use in European securities markets. GDRs are tradable both in the U.S. and in Europe and are designed for use throughout the world.
Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition to investment risks associated with the underlying issuer, depositary receipts expose the Fund to additional risks associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and liquidity risk. Unsponsored programs, which are not sanctioned by the issuer of the underlying common stock,
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generally expose investors to greater risks than sponsored programs and do not provide holders with many of the shareholder benefits that come from investing in a sponsored depositary receipts.
Investing in the securities of non-U.S. issuers involves special risks and considerations not typically associated with investing in U.S. issuers. These include differences in accounting, auditing and financial reporting standards; the possibility of expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; political instability, which could affect U.S. investments in non-U.S. countries; and potential restrictions on the flow of international capital. Non-U.S. issuers may be subject to less governmental regulation than U.S. issuers. Moreover, individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.
Regulation Regarding Derivatives.  The CFTC subjects advisers to registered investment companies to regulation by the CFTC if a fund that is advised by the adviser either (i) invests, directly or indirectly, more than a prescribed level of its liquidation value in CFTC-regulated futures, options and swaps (“CFTC Derivatives”) or (ii) markets itself as providing investment exposure to such instruments. The CFTC also subjects advisers to registered investment companies to regulation by the CFTC if the registered investment company invests in one or more commodity pools. To the extent the Fund uses CFTC Derivatives, it intends to do so below such prescribed levels and intends not to market itself as a “commodity pool” or a vehicle for trading such instruments.
BFA has claimed an exclusion from the definition of the term “commodity pool operator” under the CEA pursuant to Rule 4.5 under the CEA with respect to the Fund. BFA is not, therefore, subject to registration or regulation as a “commodity pool operator” under the CEA with respect to the Fund.
The Fund (the “No-Action Letter Fund”) may also have investments in “underlying funds” (and such underlying funds themselves may invest in underlying funds) not advised by BFA (the term “underlying fund” for purposes of the no-action letter referenced below may include, but is not limited to, certain securitized vehicles, mortgage or international real estate investment trusts (“REITs”), business development companies, and investment companies that may invest in CFTC Derivatives or in any of the foregoing), and therefore may be viewed by the CFTC as commodity pools. BFA may not have transparency into the holdings of these underlying funds because they are not advised by BFA. To address this issue of lack of transparency, the CFTC staff issued a no-action letter on November 29, 2012 permitting the adviser of a fund that invests in such underlying funds and that would otherwise have filed a claim of exclusion pursuant to CFTC Rule 4.5 to delay registration as a “commodity pool operator” until six months from the date on which the CFTC issues additional guidance on the treatment of CFTC Derivatives held by underlying funds. BFA, the adviser of the No-Action Letter Fund, has filed a claim with the CFTC for such fund to rely on this no-action relief. Accordingly, BFA is not currently subject to registration or regulation as a “commodity pool operator” under the CEA in respect of such fund.
Derivative contracts, including, without limitation, swaps, currency forwards, and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the U.S. and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Swaps, non-deliverable forwards and certain other derivatives traded in the OTC market are subject to variation margin and initial margin requirements. Implementation of the margining and other provisions of the Dodd-Frank Act regarding clearing, mandatory trading, reporting and documentation of swaps and other derivatives have impacted and may continue to impact the costs to the Fund of trading these instruments and, as a result, may affect returns to investors in the Fund.
Rule 18f-4 under the Investment Company Act permits a Fund to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the Investment Company Act. Section 18 of the Investment Company Act, among other things, prohibits open-end funds, including the Funds, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”).
Under Rule 18f-4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which a Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, and borrowed bonds), if a Fund elects to treat these transactions as Derivatives Transactions
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under Rule 18f-4; and (4) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and non-standard settlement cycle securities, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”).
Unless a Fund is relying on the Limited Derivatives User Exception (as defined below), the Fund must comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires a Fund to adopt and implement a comprehensive written derivatives risk management program (“DRMP”) and comply with a relative or absolute limit on Fund leverage risk calculated based on value-at-risk (“VaR”). The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board, including a majority of Independent Directors/Trustees, and periodically reviews the DRMP and reports to the Board.
Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if a Fund's “derivatives exposure” (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”).
Repurchase Agreements.  A repurchase agreement is an instrument under which the purchaser (i.e., the Fund) acquires a security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price, and, in the event of a default by the seller, the Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.
In any repurchase transaction, the collateral for a repurchase agreement may include: (i) cash items; (ii) obligations issued by the U.S. government or its agencies or instrumentalities; or (iii) obligations that, at the time the repurchase agreement is entered into, are determined to (A) have exceptionally strong capacity to meet their financial obligations and (B) are sufficiently liquid such that they can be sold at approximately their carrying value in the ordinary course of business within seven days.
Repurchase agreements pose certain risks for the Fund, should it decide to utilize them. Such risks are not unique to the Fund, but are inherent in repurchase agreements. The Fund seeks to minimize such risks, but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated. Lower quality collateral and collateral with a longer maturity may be subject to greater price fluctuations than higher quality collateral and collateral with a shorter maturity. If the repurchase agreement counterparty were to default, lower quality collateral may be more difficult to liquidate than higher quality collateral. Should the counterparty default and the amount of collateral not be sufficient to cover the counterparty’s repurchase obligation, the Fund would likely retain the status of an unsecured creditor of the counterparty (i.e., the position the Fund would normally be in if it were to hold, pursuant to its investment policies, other unsecured debt securities of the defaulting counterparty) with respect to the amount of the shortfall. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction.
Reverse Repurchase Agreements.  Reverse repurchase agreements involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Generally, the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are advantageous only if the Fund has an opportunity to earn a rate of interest on the cash derived from these transactions that is greater than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and the Fund intends to use the reverse repurchase technique only when BFA believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any increase or decrease in the value of the Fund’s assets. The use of reverse repurchase agreements is a form of leverage, and the proceeds obtained by the Fund through reverse repurchase agreements may be invested in additional securities.
Rule 18f-4 under the Investment Company Act permits the Fund to enter into reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, borrowed bonds) notwithstanding the limitation on the issuance of senior securities in Section 18 of the Investment Company Act, provided that the Fund either (i)
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complies with the 300% asset coverage ratio with respect to such transactions and any other borrowings in the aggregate, or (ii) treats such transactions as Derivatives Transactions under Rule 18f-4. (See “Regulation Regarding Derivatives” above.)
Securities of Investment Companies.  The Fund may invest in the securities of other investment companies (including money market funds) to the extent permitted by law. Pursuant to the 1940 Act, the Fund’s investment in registered investment companies is generally limited to, subject to certain exceptions: (i) 3% of the total outstanding voting stock of any one investment company; (ii) 5% of the Fund’s total assets with respect to any one investment company; and (iii) 10% of the Fund’s total assets with respect to investment companies in the aggregate. Other investment companies in which the Fund may invest can be expected to incur fees and expenses for operations, such as investment advisory and administration fees, which would be in addition to those incurred by the Fund. Pursuant to guidance issued by the SEC staff, fees and expenses of money market funds used for cash collateral received in connection with loans of securities are not treated as Acquired Fund Fees and Expenses, which reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies (as disclosed in the Prospectus, as applicable).
Short-Term Instruments and Temporary Investments.  The Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include, but are not limited to: (i) shares of money market funds (including those advised by BFA or otherwise affiliated with BFA); (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed-time deposits and other obligations of U.S. and non-U.S. banks (including non-U.S. branches) and similar institutions; (iv) commercial paper rated, at the date of purchase, “Prime-1” by Moody's® Investors Service, Inc., “F-1” by Fitch Ratings, Inc., or “A-1” by Standard & Poor's® Financial Services LLC, a subsidiary of S&P Global, Inc. (“S&P Global Ratings”), or if unrated, of comparable quality as determined by BFA; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that have been determined to present minimal credit risks, in accordance with the requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar-denominated obligations of non-U.S. banks (including U.S. branches) that, in the opinion of BFA, are of comparable quality to obligations of U.S. banks that may be purchased by the Fund. Any of these instruments may be purchased on a current or forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.
Swap Agreements.  Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on a pre-determined underlying investment or notional amount. In return, the other party agrees to make periodic payments to the first party based on the return (or a differential in rate of return) earned or realized on the underlying investment or notional amount. Swap agreements will usually be performed on a net basis, with the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis.
The Fund may enter into currency swaps, interest rate swaps and index swaps, or total return swaps (some of which may be referred to as contracts for difference or “CFDs”). The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets.
Tracking Stocks.  A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.
Future Developments.  The Board may, in the future, authorize the Fund to invest in securities contracts and investments, other than those listed in this SAI and in the Prospectus, provided they are consistent with the Fund's investment objective and do not violate any of its investment restrictions or policies.
General Considerations and Risks
A discussion of some of the principal risks associated with an investment in the Fund is contained in the Prospectus.
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An investment in the Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of stocks in general, and other factors that affect the market. The order of the below risk factors does not indicate the significance of any particular risk factor.
Borrowing Risk.  Borrowing may exaggerate changes in the NAV of Fund shares and in the return on the Fund’s portfolio. Borrowing will cause the Fund to incur interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.
Illiquid Investments Risk.  The Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment. The liquidity of an investment will be determined based on relevant market, trading and investment specific considerations as set out in the Liquidity Program as required by the Liquidity Rule. Illiquid investments may trade at a discount to comparable, more liquid investments and the Fund may not be able to dispose of illiquid investments in a timely fashion or at their expected prices. If illiquid investments exceed 15% of the Fund’s net assets, the Liquidity Rule and the Liquidity Program will require that certain remedial actions be taken.
Infectious Illness Risk.  A widespread outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely affect the economies of many nations and the global economy and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in travel restrictions, closed international borders, disruption of healthcare services, prolonged quarantines, cancellations, supply chain disruptions, temporary and permanent business closures, lower consumer demand, layoffs, ratings downgrades, credit defaults and other significant economic, social and political impacts, as well as general concern and uncertainty. An outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. These impacts, which could adversely affect a Fund and its investments, could be present for an extended period of time.
In addition, markets may experience temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. Such events may adversely affect a Fund and its investments and may impact a Fund’s ability to purchase or sell securities or other assets. Market or economic disruptions could cause elevated tracking error and increased premiums or discounts to a Fund's NAV. Additionally, a Fund could be adversely impacted if an outbreak impairs the operations of its service providers, including BFA. Governmental and quasi-governmental may respond to an outbreak and any resulting disruptions with a variety of fiscal and monetary policy changes, such as changes in interest rates. A reversal of these policies, or the ineffectiveness of such policies, is likely to increase market volatility, which could adversely affect a Fund’s investments.
Money Market Instruments Risk.  The value of money market instruments may be affected by changes in interest rates or in the credit ratings of the investments, among other things. If a significant amount of the Fund's assets is invested in money market instruments, it may be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund. Money market funds other than U.S. government money market funds and retail money market funds “float” their NAV instead of using a stable $1.00 per share price.
Operational and Technology Risks.  A Fund and the entities with which it interacts directly or indirectly are susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or impair the Fund’s operations. These entities include, but are not limited to, a Fund’s adviser, administrator, distributor, other service providers (e.g., index and benchmark providers, accountants, custodians, and transfer agents), financial intermediaries, counterparties, market makers, Authorized Participants, listing exchanges, other financial market operators, and governmental authorities. Operational and technology risks for the issuers in which a Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value. A Fund may incur substantial costs in order to mitigate operational and technology risks.
Cybersecurity incidents can result from deliberate attacks or unintentional events against an issuer in which a Fund invests, the Fund or any of its service providers. They include, but are not limited to, gaining unauthorized access to systems, misappropriating assets or sensitive information, corrupting or destroying data, and causing operational disruption.
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Geopolitical tension may increase the scale and sophistication of deliberate attacks, particularly those from nation states or from entities with nation state backing. Cybersecurity incidents may result in any of the following: financial losses; interference with a Fund’s ability to calculate its NAV; disclosure of confidential information; impediments to trading; submission of erroneous trades by a Fund or erroneous subscription or redemption orders; the inability of a Fund or its service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; and other legal and compliance expenses. Furthermore, cybersecurity incidents may render records of a Fund, including records relating to its assets and transactions, shareholder ownership of Fund shares, and other data integral to a Fund’s functioning, inaccessible, inaccurate or incomplete. Power outages, natural disasters, equipment malfunctions and processing errors that threaten information and technology systems relied upon by a Fund or its service providers, as well as market events that occur at a pace that overloads these systems, may also disrupt business operations or impact critical data. In addition, the risks of increased use of AI technologies, such as machine learning, include data risk, transparency risk, and operational risk. The AI technologies, which are generally highly reliant on the collection and analysis of large amounts of data, may incorporate biased or inaccurate data, and it is not possible or practicable to incorporate all relevant data into such technologies. The output or results of any such AI technologies may therefore be incomplete, erroneous, distorted or misleading. Further, AI tools may lack transparency as to how data is utilized and how outputs are generated. AI technologies may also allow the unintended introduction of vulnerabilities into infrastructures and applications. A Fund and its shareholders could be negatively impacted as a result of these risks associated with AI technologies. AI technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to quickly evolve, and it is impossible to anticipate the full scope of future AI capabilities or rules and the associated risks to a Fund.
While a Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. Each Fund and its adviser seek to reduce these risks through controls, procedures and oversight, including establishing business continuity plans and risk management systems. However, there are inherent limitations in such plans and systems, including the possibility that certain risks that may affect a Fund have not been identified or may emerge in the future; that such plans and systems may not completely eliminate the occurrence or mitigate the effects of operational or information security disruptions or failures or of cybersecurity incidents; or that prevention and remediation efforts will not be successful or that incidents will go undetected. A Fund cannot control the systems, information security or other cybersecurity of the issuers in which it invests or its service providers, counterparties, and other third parties whose activities affect the Fund.
Lastly, the regulatory climate governing cybersecurity and data protection is developing quickly and may vary considerably across jurisdictions. Regulators continue to develop new rules and standards related to cybersecurity and data protection. Compliance with evolving regulations can be demanding and costly, requiring substantial resources to monitor and implement required changes.
Reference Rate Replacement Risk.  The Fund may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, has ceased publishing all LIBOR settings. In April 2023, however, the FCA announced that some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. The Secured Overnight Financing Rate (“SOFR”), which is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement market, has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in different categories of financial contracts.
Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contracts, securities, or other instruments using LIBOR may disagree on transition rates or the application of transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future.
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Risk of Derivatives.  A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset, such as a security, a commodity (such as gold or silver), a currency or an index (a measure of value or rates, such as the S&P 500® or the prime lending rate). The Fund may invest in futures contracts, securities options and other derivatives. Compared to securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. Derivatives generally involve the incurrence of leverage.
When a derivative is used as a hedge against a position that the Fund holds or is committed to purchase, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains and, in some cases, hedging can cause losses that are not offset by gains, and the Fund will recognize losses on both the investment and the hedge. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund's hedging transactions, which entail additional transaction costs, will be effective.
Risk of Equity Securities.  An investment in the Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of stock markets may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of shares of the Fund). Common stocks are susceptible to general stock market fluctuations and to increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Common stocks may experience extreme price volatility due to actions taken by particular investors or groups of investors (for example, retail investors influenced by social media activity or other media coverage or significant “short” positions taken by institutional investors).
Holders of common stocks incur more risks than holders of preferred stocks and debt obligations because common stockholders generally have rights to receive payments from stock issuers that are inferior to the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (the value of which, however, is subject to market fluctuations prior to maturity), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity date. In addition, issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock price to decline.
Although most of the securities in the Underlying Index are listed on a securities exchange, the principal trading market for some of the securities may be in the OTC market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of the Fund’s shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.
Risk of Futures and Options on Futures Transactions.  There are several risks accompanying the utilization of futures contracts and options on futures contracts. A position in futures contracts and options on futures contracts may be closed only on the exchange on which the contract was made (or a linked exchange). While the Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time. Futures contracts, by definition, project price levels in the future and not current levels of valuation; therefore, market circumstances may result in a discrepancy between the price of the future and the movement in the Fund's Underlying Index. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to deliver the instruments underlying the futures contracts it has sold.
The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Fund does not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor
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relative to the size of a required margin deposit. The Fund, however, intends to utilize futures and options contracts in a manner designed to limit the risk exposure to levels comparable to a direct investment in the types of stocks in which it invests.
Utilization of futures and options on futures by the Fund involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by BFA as to anticipated trends, which predictions could prove to be incorrect.
Because the futures market generally imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.
Risk of Investing in Non-U.S. Equity Securities.  An investment in the Fund involves risks similar to those of investing in portfolios of equity securities traded on non-U.S. exchanges. These risks include market fluctuations caused by such factors as economic and political developments in those foreign countries, changes in interest rates and perceived trends in stock prices. Investing in securities issued by issuers domiciled in countries other than the domicile of the investor and denominated in currencies other than an investor’s local currency entails certain considerations and risks not typically encountered by the investor in making investments in its home country and in that country’s currency. These considerations include favorable or unfavorable changes in interest rates, currency exchange rates, exchange control regulations and the costs that may be incurred in connection with conversions between various currencies. Investing in the Fund also involves certain risks and considerations not typically associated with investing in a fund whose portfolio contains exclusively securities of U.S. issuers. These risks include generally less liquid and less efficient securities markets; generally greater price volatility; less publicly available information about issuers; the imposition of withholding or other taxes; the imposition of restrictions on the expatriation of funds or other assets of the Fund; higher transaction and custody costs; delays and risks attendant in settlement procedures; difficulties in enforcing contractual obligations; lower liquidity and significantly smaller market capitalization; different accounting and disclosure standards; lower levels of regulation of the securities markets; more substantial government interference with the economy and businesses; higher rates of inflation; greater social, economic, and political uncertainty; the risk of nationalization or expropriation of assets; and the risk of war.
Risk of Swap Agreements.  The risk of loss with respect to swaps is generally limited to the net amount of payments that the Fund is contractually obligated to make. Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, the Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws, which could affect the Fund’s rights as a creditor (e.g., the Fund may not receive the net amount of payments that it is contractually entitled to receive).
The Fund is required to post and collect variation margin and initial margin (comprised of specified liquid securities subject to haircuts) in connection with trading of OTC swaps. These requirements may raise the costs for the Fund’s investment in swaps.
Tracking Error Risk.  The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest received by the Fund or distributions paid to the Fund’s shareholders, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements.
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This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not. Tracking error may occur due to differences between the methodologies used in calculating the value of the Underlying Index and determining the Fund’s NAV.
When an issuer is introduced by an index provider into an index tracked by a Fund, BFA may conduct an analysis on such issuer’s securities to identify and screen for outlier high risk behavior (such as rapid or unusual price growth that does not appear to be supported by publicly available information on the business and assets of the issuer, unusual or significant short interest or lending activity, negative sentiment, suspended trading or incorrect free-float calculations, which could be indicators of possible irregularities, miscalculations or even fraud). If it identifies such behavior, BFA may, where appropriate, alert the index provider as to the alleged issue. The index provider has sole discretion for the determination as to whether to continue to include the issuer’s securities in the rebalancing of its index. If the securities continue to be included in the index, BFA may underweight or exclude such securities from a Fund’s portfolio and, if it does so, such Fund will be subject to increased tracking error due to the divergence in the securities included in its portfolio from its underlying index. The application of the abovementioned analysis and screening to a Fund and its Underlying Index is in the sole discretion of BFA and its affiliates (without any guarantees). The analysis and screening may not exclude any or all high risk securities from an Underlying Index or a Fund’s portfolio, and the inclusion of such securities will result in an adverse impact to the Fund’s net asset value if one or more such securities declines in value.
Risk of Investing in Asia.   Investments in securities of issuers in certain Asian countries involve risks not typically associated with investments in securities of issuers in other regions. Such heightened risks include, among others, expropriation and/or nationalization of assets, confiscatory taxation, piracy of intellectual property, data and other security breaches (especially of data stored electronically), political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict and social instability as a result of religious, ethnic and/or socio-economic unrest. Certain Asian economies have experienced rapid rates of economic growth and industrialization in recent years, and there is no assurance that these rates of economic growth and industrialization will be maintained.
Certain Asian countries have democracies with relatively short histories, which may increase the risk of political instability. These countries have faced political and military unrest, and further unrest could present a risk to their local economies and securities markets. Indonesia and the Philippines have each experienced violence and terrorism, which has negatively impacted their economies. North Korea and South Korea each have substantial military capabilities, and historical tensions between the two countries present the risk of war. Escalated tensions involving the two countries and any outbreak of hostilities between the two countries, or even the threat of an outbreak of hostilities, could have a severe adverse effect on the entire Asian region. Certain Asian countries have also developed increasingly strained relationships with the U.S., and if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. for trade. Political, religious, and border disputes persist in India. India has recently experienced and may continue to experience civil unrest and hostilities with certain of its neighboring countries. Increased political and social unrest in these geographic areas could adversely affect the performance of investments in this region.
Certain governments in this region administer prices on several basic goods, including fuel and electricity, within their respective countries. Certain governments may exercise substantial influence over many aspects of the private sector in their respective countries and may own or control many companies. Future government actions could have a significant effect on the economic conditions in this region, which in turn could have a negative impact on private sector companies. There is also the possibility of diplomatic developments adversely affecting investments in the region.
Corruption and the perceived lack of a rule of law in dealings with international companies in certain Asian countries may discourage foreign investment and could negatively impact the long-term growth of certain economies in this region. In addition, certain countries in the region are experiencing high unemployment and corruption, and have fragile banking sectors.
Some economies in this region are dependent on a range of commodities, including oil, natural gas and coal. Accordingly, they are strongly affected by international commodity prices and particularly vulnerable to any weakening in global demand for these products. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. China is a key trading partner of many Asian countries and any changes in trading relationships between China and other Asian countries may affect the region as a whole. Adverse
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economic conditions or developments in neighboring countries may increase investors' perception of the risk of investing in the region as a whole, which may adversely impact the market value of the securities issued by companies in the region.
Risk of Investing in Australasia.  The economies of Australasia, which include Australia and New Zealand, are dependent on exports from the agricultural and mining sectors. This makes Australasian economies susceptible to fluctuations in the commodity markets. Australasian economies are also increasingly dependent on their growing service and tourism industries. Australia and New Zealand are located in a part of the world that has historically been prone to natural disasters, such as drought and flooding. Any such event in the future could have a significant adverse impact on the economies of Australia and New Zealand and affect the value of securities held by the Fund. The economies of Australia and New Zealand are dependent on trading with certain key trading partners, including Asia and the U.S. Economic events in the U.S., Asia, or in other key trading countries can have a significant economic effect on the Australasian economies. The economies of Australia and New Zealand are heavily dependent on the mining sector. Passage of new regulations limiting foreign ownership of companies in the mining sector or imposition of new taxes on profits of mining companies may dissuade foreign investment, and as a result, have a negative impact on companies to which the Fund has exposure.
Risk of Investing in Australia.  The Fund’s investment in Australian issuers will subject the Fund to loss in the event of adverse political, economic, regulatory and other developments that affect Australia, including fluctuations of Australian currency versus the U.S. dollar. Also, Australia is located in a part of the world that has historically been prone to natural disasters, such as drought and flooding. Any such event in the future could have a significant adverse impact on the Australian economy. The Australian economy is dependent on trading with certain key trading partners. The Australia–U.S. Free Trade Agreement has significantly expanded the trading relationship between the U.S. and Australia. Economic events in the U.S., Asia, or in other key trading countries can have a significant economic effect on the Australian economy and companies to which the Fund has exposure.
Risk of Investing in China.  Investments in securities of companies domiciled in China involve a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets. Such heightened risks include, among others, an authoritarian government, popular unrest associated with demands for improved political, economic and social conditions, the impact of regional conflict on the economy and hostile relations with other countries.
Military conflicts, either in response to internal social unrest or conflicts with other countries, could disrupt economic development. The Chinese economy is vulnerable to the long-running disagreements and religious and nationalist disputes with Tibet and the Xinjiang region. Since 1997, there have been tensions between the Chinese government and many people in Hong Kong who perceive China as tightening control over Hong Kong’s semi-autonomous liberal political, economic, legal, and social framework. Protests and unrest have increased tensions even further. Due to the interconnected nature of the Hong Kong and Chinese economies, this instability in Hong Kong may cause uncertainty in the Hong Kong and Chinese markets. China has a complex territorial dispute regarding the sovereignty of Taiwan and has made threats of invasion. Taiwan-based companies and individuals are significant investors in China. The continuing hostility between China and Taiwan may have an adverse impact on the value of the value of the Fund’s investments in China or Taiwan, may cause a suspension in a Fund’s ability to trade in certain securities or other assets, or may otherwise make such investments impracticable or impossible. Any escalation of hostility between China and Taiwan would likely have a significant adverse impact on the value of the Fund’s investments in both countries and the region. In addition, China has strained international relations with Japan, India, the Philippines and other neighbors due to territorial disputes, historical animosities and other defense concerns. Frictions between China and the Philippines in the South China Sea pose a risk of escalation potentially leading to military conflict. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities in which a Fund invests. China could be affected by military events on the Korean peninsula or internal instability within North Korea. These situations may cause uncertainty in the Chinese market and may adversely affect the performance of the Chinese economy.
The Chinese government has implemented economic reforms in order to liberalize trade policy, promote foreign investment in the economy, reduce government control of the economy and develop market mechanisms. However, the Chinese government still exercises substantial influence over many aspects of the private sector and may own or control many companies. Chinese companies, such as those in the financial services or technology sectors, and potentially other sectors in the future, are subject to the risk that Chinese authorities can intervene in their operations and structure. The Chinese government continues to maintain a major role in economic policymaking, and investing in China involves risk of loss due to
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expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested.
In addition, there is less regulation and monitoring of Chinese securities markets and the activities of investors, brokers and other participants than in the U.S. Accordingly, issuers of securities in China, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, tender offer regulation, accounting standards or auditor oversight, stockholder proxy requirements and the requirements mandating timely and accurate disclosure of information. Securities markets in China are in the process of change and further development. This may lead to trading volatility, difficulty in the settlement and recording of transactions and difficulty in interpreting and applying the relevant regulation.
There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies. The Funds do not select investments based on investor protection considerations.
Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. In a VIE structure, a Chinese operating company establishes a shell company in another jurisdiction to issue stock to public shareholders. When a VIE structure is used by a Chinese company to list its stock in the U.S., instead of owning the equity securities of the Chinese company, the U.S.-listed shell company directly or indirectly enters into contracts with the Chinese operating company under Chinese law. These contracts provide the U.S.-listed shell company with only economic exposure to the Chinese company and do not represent equity ownership in the operating company.
While VIEs are a longstanding practice that is well known to Chinese officials and regulators, they have not been formally recognized under Chinese law. The Chinese government has provided guidance to and placed restrictions on Chinese-based companies raising capital offshore, including through VIEs. In 2023, the China Securities Regulatory Commission (“CSRC”) released new rules that permit the use of VIE structures, provided they abide by Chinese laws and register with the CSRC. The rules, however, may cause Chinese companies to undergo greater scrutiny and add costs to VIE structures. Intervention, rulemaking or guidance by the Chinese government with respect to VIE structures or the non-enforcement of VIE-related contractual rights could significantly affect the operating company’s business in China, the enforceability of the U.S.-listed shell company’s contractual arrangements with the Chinese company and the value of the U.S.-listed stock. Further, the VIE contractual arrangement would likely be subject to Chinese law and jurisdiction, and remedies available to the U.S.-listed shell company are uncertain and could be ineffective. In addition to the risk of government intervention, investments through a VIE structure are subject to the risk that the China-based company (or its officers, directors, or Chinese equity owners) may breach those contractual arrangements, or Chinese law changes in a way that adversely affects the enforceability of these arrangements, or those contracts are otherwise not enforceable under Chinese law, in which case the Fund may suffer significant losses on its investments through a VIE structure with little or no recourse available. Any change in the operations of entities in a VIE structure, the status of VIE contractual arrangements or the legal or regulatory environment in China, generally or with respect to specific industries, could result in significant, and possibly permanent and/or total, losses to a Fund.
While the Chinese economy has experienced past periods of rapid growth, there is no assurance that such growth rates will recur. China may experience substantial rates of inflation, significant indebtedness or economic recessions, causing a negative effect on the economy and securities market. China’s economy is heavily dependent on export growth. Reduction in spending on Chinese products and services, supply chain diversification, institution of additional tariffs, sanctions or other trade barriers (including as a result of heightened trade tensions between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and the companies in which a Fund invests. Certain Chinese companies (which may change from time to time) are directly or indirectly subject to economic or trade restrictions imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. For example, certain foreign technology companies are subject to U.S. export controls as those companies are believed to pose a risk to U.S. interests. The U.S. also bans imports of goods produced in certain regions of China or by certain Chinese companies due to concerns about forced labor. Such restrictions may have unanticipated and adverse effects on the Chinese economy and companies. Any action that targets Chinese financial markets or securities exchanges could interfere with orderly trading, delay settlement or cause market disruptions. The Underlying Index of a Fund may include companies that are subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments. So long as these restrictions do not
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include restrictions on investments, the Fund is generally expected to invest in such companies, consistent with its objective to track the performance of its Underlying Index.
The tax laws and regulations in the People’s Republic of China (“PRC”) are subject to change, including the issuance of authoritative guidance or enforcement, possibly with retroactive effect. The interpretation, applicability and enforcement of such laws by PRC tax authorities are not as consistent and transparent as those of more developed nations, and may vary over time and from region to region. The application and enforcement of PRC tax rules could have a significant adverse effect on a Fund and its investors, particularly in relation to capital gains withholding tax imposed upon non-residents. In addition, the accounting, auditing and financial reporting standards and practices applicable to Chinese companies may be less rigorous, and may result in significant differences between financial statements prepared in accordance with PRC accounting standards and practice and those prepared in accordance with international accounting standards.
Risk of Investing in Chinese Equity Markets.  There are several types of Chinese equity securities:
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H-shares, which are securities of companies incorporated in the PRC that are denominated in Hong Kong dollars and listed on the Stock Exchange of Hong Kong (“SEHK”);
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A-shares, which are securities of companies incorporated in the PRC that are denominated in renminbi and listed on the Shanghai Stock Exchange (“SSE”) and the Shenzhen Stock Exchange (“SZSE”);
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B-shares, which are securities of companies incorporated in the PRC that are denominated in U.S. dollars (in the case of the SSE) or Hong Kong dollars (in the case of the SZSE) and listed on the SSE and the SZSE;
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Red-Chips, which are Hong Kong-listed securities issued by companies that are incorporated in certain foreign jurisdictions and that are controlled, directly or indirectly, by entities owned by the national government or local governments in the PRC and derive substantial revenues from or allocate substantial assets in the PRC; and
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P-Chips, which are Hong Kong-listed securities issued by companies that are incorporated in certain foreign jurisdictions and that are controlled, directly or indirectly, by individuals in the PRC and derive substantial revenues from or allocate substantial assets in the PRC.
Securities listed on the SSE or the SZSE are divided into two classes: A-shares, which are mostly limited to domestic investors, and B-shares, which are allocated for both international and domestic investors. The A-shares market is generally subject to greater government restrictions, including trading suspensions, which may lead to increased liquidity risks. The B-shares market is generally smaller and less liquid and has a smaller issuer base than the A-shares market, which may lead to significant price volatility. B-shares, H-shares, P-Chips or Red-Chips of issuers that also issue A-shares may trade at significant discounts to their A-shares counterparts. The issuance of B-shares and H-shares by Chinese companies and the ability to obtain a “back-door listing” through Red-Chips or P-Chips is still regarded by the Chinese authorities as an experiment in economic reform. “Back-door listing” is a means by which a mainland Chinese company issues Red-Chips or P-Chips to obtain quick access to international listing and international capital. These share mechanisms are subject to the political and economic policies in China. Market developments, adverse investor perceptions, regulatory and government intervention (including the possibility of widespread trading suspensions implemented by regulators) and other factors may make it difficult to acquire, dispose of or value Chinese securities, which would lead to adverse effects to a Fund.
Risk of Investing in A-shares through Stock Connect. A Fund that invests in A-shares does so through the Shanghai-Hong Kong Stock Connect program (“Shanghai Connect”) or the Shenzhen-Hong Kong Stock Connect program (“Shenzhen Connect,” and together with Shanghai Connect, “Stock Connect”). Stock Connect is a securities trading and clearing program with an aim to achieve mutual stock market access between the PRC and Hong Kong. Stock Connect was developed by Hong Kong Exchanges and Clearing Limited, the SSE (in the case of Shanghai Connect) or the SZSE (in the case of Shenzhen Connect), and China Securities Depository and Clearing Corporation Limited (“CSDCC”). Under Stock Connect, a Fund’s trading of eligible A-shares listed on the SSE or the SZSE, as applicable, would be effectuated through its Hong Kong brokers. Investing in A-shares through Stock Connect is subject to trading, clearance, settlement and other procedures, which could pose risks to a Fund.
Although no individual investment quotas or licensing requirements apply to investors in Stock Connect, trading through Stock Connect is subject to a daily quota (the “Daily Quota”), which limits the maximum net purchases under Stock Connect each day. The Daily Quota does not belong to a Fund and is utilized on a first-come-first-serve basis. As such, buy orders for A-shares would be rejected once the Daily Quota is exceeded (although a Fund will be permitted to sell A-shares regardless
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of the Daily Quota balance). The Daily Quota may restrict a Fund’s ability to invest in A-shares through Stock Connect on a timely basis, which could affect the Fund’s ability to effectively pursue its investment strategy. The Daily Quota is also subject to change.
A-shares purchased through Stock Connect generally may only be sold or otherwise transferred through Stock Connect and in accordance with applicable rules. In order to comply with applicable local market rules and to facilitate orderly operations of a Fund, including the timely settlement of Stock Connect trades placed by or on behalf of the Fund, BFA utilizes an operating model that will only be used by iShares ETFs with investments in A-shares through Stock Connect. Such operating model may reduce the risks of trade failures; however, it will also allow Stock Connect trades to be settled without the prior verification by a Fund. Accordingly, this operating model may subject a Fund to additional risks, including an increased risk of inadvertently exceeding certain trade or other restrictions or limits placed on the Fund and/or its affiliates, and a heightened risk of erroneous trades, which may negatively impact the Fund.
While A-shares must be designated as eligible to be traded through Stock Connect (such eligible A-shares listed on the SSE, the “SSE Securities,” and such eligible A-shares listed on the SZSE, the “SZSE Securities”), those A-shares may also lose such designation, and if this occurs, such A-shares may be sold but could no longer be purchased through Stock Connect. With respect to sell orders through Stock Connect, the SEHK carries out pre-trade checks to ensure an investor has sufficient A- shares in its account before the market opens on the trading day. Accordingly, if there are insufficient A-shares in an investor’s account before the market opens on the trading day, the sell order will be rejected, which may adversely impact a Fund’s performance.
In addition, Stock Connect operates only on days when both the Chinese and the Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. Therefore, an investment in A-shares through Stock Connect may subject a Fund to the risk of price fluctuations on days when the Chinese markets are open, but Stock Connect is not trading. Each of the SEHK, SSE and SZSE reserves the right to suspend trading through Stock Connect under certain circumstances. Where such a suspension of trading is effected, a Fund’s ability to access A-shares through Stock Connect will be adversely affected. In addition, if one or both of the Chinese and Hong Kong markets are closed on a U.S. trading day, a Fund may not be able to acquire or dispose of A-shares through Stock Connect in a timely manner, which could adversely affect the Fund’s performance.
A Fund’s investments in A-shares through Stock Connect are held by its custodian in accounts in the Central Clearing and Settlement System (“CCASS”) maintained by the Hong Kong Securities Clearing Company Limited (“HKSCC”), which in turn holds the A-shares, as the nominee holder, through an omnibus securities account in its name registered with the CSDCC.
The precise nature and rights of a Fund as the beneficial owner of the SSE Securities or SZSE Securities through HKSCC as nominee is not well defined under PRC law. There is a lack of a clear definition of, and distinction between, legal ownership and beneficial ownership under PRC law and there have been few cases involving a nominee account structure in the PRC courts. The exact nature and methods of enforcement of the rights and interests of a Fund under PRC law is also uncertain.
In the unlikely event that HKSCC becomes subject to winding up proceedings in Hong Kong, there is a risk that the SSE Securities or SZSE Securities may not be regarded as held for the beneficial ownership of a Fund or as part of the general assets of HKSCC available for general distribution to its creditors.
Notwithstanding the fact that HKSCC does not claim proprietary interests in the SSE Securities or SZSE Securities held in its omnibus stock account in the CSDCC, the CSDCC as the share registrar for SSE- or SZSE-listed companies will still treat HKSCC as one of the shareholders when it handles corporate actions in respect of such SSE Securities or SZSE Securities.
HKSCC monitors the corporate actions affecting SSE Securities and SZSE Securities and keeps participants of CCASS informed of all such corporate actions that require CCASS participants to take steps in order to participate in them. A Fund will therefore depend on HKSCC for both settlement and notification and implementation of corporate actions.
The HKSCC is responsible for the clearing, settlement and provision of depositary, nominee and other related services of the trades executed by Hong Kong market participants and investors. Accordingly, investors do not hold SSE Securities or SZSE Securities directly; rather, they are held through their brokers’ or custodians’ accounts with CCASS. The HKSCC and the CSDCC establish clearing links and each has become a participant of the other to facilitate clearing and settlement of cross-border trades. Should CSDCC default and the CSDCC be declared as a defaulter, HKSCC’s liabilities in Stock Connect under its
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market contracts with clearing participants will be limited to assisting clearing participants in pursuing their claims against the CSDCC. In that event, a Fund may suffer delays in the recovery process or may not be able to fully recover its losses from the CSDCC.
Market participants are able to participate in Stock Connect subject to meeting certain information technology capability, risk management and other requirements as may be specified by the relevant exchange and/or clearing house. Further, the “connectivity” in Stock Connect requires the routing of orders across the borders of Hong Kong and the PRC. This requires the development of new information technology systems on the part of the SEHK and exchange participants. There is no assurance that these systems will function properly or will continue to be adapted to changes and developments in both markets. In the event that the relevant systems fail to function properly, trading in A-shares through Stock Connect could be disrupted, and a Fund’s ability to achieve its investment objective may be adversely affected.
The Shanghai Connect program, launched in November 2014, and the Shenzhen Connect program, launched in December 2016, do not have an extensive operating history. Stock Connect is subject to regulations promulgated by regulatory authorities and implementation rules made by the stock exchanges in the PRC and Hong Kong. There is no certainty as to how the current regulations will be applied or interpreted going forward, and new or revised regulations may be issued from time to time by the regulators and stock exchanges in China and Hong Kong in connection with operations, legal enforcement and cross-border trades under Stock Connect. In addition, there can be no assurance that Stock Connect will not be discontinued. A Fund may be adversely affected as a result of such changes. Furthermore, the securities regimes and legal systems of China and Hong Kong differ significantly and issues may arise based on these differences. Further, different fees, costs and taxes are imposed on foreign investors acquiring A-shares through Stock Connect, and these fees, costs and taxes may be higher than comparable fees, costs and taxes imposed on owners of other Chinese securities providing similar investment exposure.
A-Share Market Suspension Risk. A-shares may only be bought from, or sold to, a Fund at times when the relevant A-shares may be sold or purchased on the relevant Chinese stock exchange. The A-shares market can have a higher propensity for trading suspensions than many other global equity markets. Trading suspensions in certain stocks could lead to greater market execution risk, valuation risks and liquidity risks and costs for a Fund, as well as for Authorized Participants that create and redeem Creation Units of the Fund. The SSE and SZSE currently apply a daily limit, set at 10%, of the amount of fluctuation permitted in the prices of A-shares during a single trading day. The daily limit refers to price movements only and does not restrict trading within the relevant limit. There can be no assurance that a liquid market on an exchange will exist for any particular A-share or for any particular time. This could increase a Fund’s tracking error and/or cause a Fund to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Given that the A-shares market is considered volatile and unstable (with the risk of widespread trading suspensions or government intervention), the creation and redemption of Creation Units may also be disrupted.
Risk of Investing in Developed Countries.  Many countries with developed markets have recently experienced significant economic pressures. These countries generally tend to rely on the services sectors (e.g., the financial services sector) as the primary source of economic growth and may be susceptible to the risks of individual service sectors. For example, companies in the financial services sector are subject to governmental regulation and, recently, government intervention, which may adversely affect the scope of their activities, the prices they can charge and amount of capital they must maintain. Dislocations in the financial sector and perceived or actual governmental influence over certain financial companies may lead to credit rating downgrades and, as a result, impact, among other things, revenue growth for such companies. If financial companies experience a prolonged decline in revenue growth, certain developed countries that rely heavily on financial companies as an economic driver may experience a correlative slowdown. Concerns have emerged with respect to the economic health of certain developed countries. These concerns primarily stem from heavy indebtedness of many developed countries and their perceived inability to continue to service high debt loads without simultaneously implementing stringent austerity measures. Such concerns have led to tremendous downward pressure on the economies of these countries. As a result, it is possible that interest rates on debt of certain developed countries may rise to levels that make it difficult for such countries to service such debt. Spending on health care and retirement pensions in most developed countries has risen dramatically. Medical innovation, extended life expectancy and higher public expectations are likely to continue the increase in health care and pension costs. Any increase in health care and pension costs will likely have a negative impact on the economic growth of many developed countries. Certain developed countries rely on imports of certain key items, such as crude oil, natural gas, and other commodities. As a result, an increase in demand for, or price fluctuations of, certain commodities may negatively affect developed country economies. Developed market countries generally are dependent on the economies of certain key trading partners. Changes in any one economy may cause an adverse impact on several
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developed countries. In addition, heavy regulation of, among others, labor and product markets may have an adverse effect on certain issuers. Such regulations may negatively affect economic growth or cause prolonged periods of recession. Such risks, among others, may adversely affect the value of the Fund’s investments.
Risk of Investing in Japan.  Japan may be subject to political, economic, labor and other risks. Any of these risks, individually or in the aggregate, can impact an investment made in Japan.
Currency Risk. The Japanese yen has fluctuated widely at times and any increase in its value may cause a decline in exports that could weaken the Japanese economy. Japan has, in the past, intervened in the currency markets to attempt to maintain or reduce the value of the yen. Japanese intervention in the currency markets could cause the value of the yen to fluctuate sharply and unpredictably and could cause losses to investors.
Economic Risk. The growth of Japan’s economy has recently lagged that of its Asian neighbors and other major developed economies. Since 2000, Japan’s economic growth rate has generally remained low relative to other advanced economies, and it may remain low in the future. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. Japan is also heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the Japanese economy.
Geographic Risk. Natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could occur in Japan or surrounding areas and could negatively affect the Japanese economy, and, in turn, could negatively affect the Fund.
Labor Risk. Japan has an aging workforce and has experienced a significant population decline in recent years. Japan’s labor market appears to be undergoing fundamental structural changes, as a labor market traditionally accustomed to lifetime employment adjusts to meet the need for increased labor mobility, which may adversely affect Japan’s economic competitiveness.
Large Government and Corporate Debt Risk. The Japanese economy faces several concerns, including a financial system with large levels of nonperforming loans, over-leveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, and large government deficits. These issues may cause a slowdown of the Japanese economy.
Political Risk. Historically, Japan has had unpredictable national politics and may experience frequent political turnover. Future political developments may lead to changes in policy that might adversely affect the Fund’s investments. In addition, China has become an important trading partner with Japan. Japan’s political relationship with China, however, has been strained. Should political tension increase, it could adversely affect the Japanese economy and destabilize the region as a whole.
U.S. Economic Trading Partners Risk.  The U.S. is a significant, and in some cases the most significant, trading partner of, or foreign investor in, certain countries in which the Fund invests. As a result, economic conditions of such countries may be particularly affected by changes in the U.S. economy. A decrease in U.S. imports or exports, new trade and financial regulations or tariffs, changes in the U.S. dollar exchange rate or an economic slowdown in the U.S. may have a material adverse effect on a country’s economic conditions and, as a result, securities to which the Fund has exposure. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system.
There are strained relations between the U.S. and a number of foreign countries. If these relations were to worsen, it could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the U.S. for trade. The U.S. has also experienced increased internal unrest and discord. If this trend were to continue, it may have an adverse impact on the U.S. economy and many of the issuers in which a Fund invests.
Risk of Investing in the Consumer Discretionary Sector.  Companies engaged in the design, production or distribution of products or services for the consumer discretionary sector (including, without limitation, television and radio broadcasting, manufacturing, publishing, recording and musical instruments, motion pictures, photography, amusement and theme parks, gaming casinos, sporting goods and sports arenas, camping and recreational equipment, toys and games, apparel, travel-related services, automobiles, hotels and motels, and fast food and other restaurants) are subject to the risk that their products or services may become obsolete quickly. The success of these companies can depend heavily on disposable
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household income and consumer spending. During periods of an expanding economy, the consumer discretionary sector may outperform the consumer staples sector, but may underperform when economic conditions worsen. Moreover, the consumer discretionary sector can be significantly affected by several factors, including, without limitation, the performance of domestic and international economies, exchange rates, changing consumer preferences, demographics, marketing campaigns, cyclical revenue generation, consumer confidence, commodity price volatility, labor relations, interest rates, import and export controls, intense competition, technological developments and government regulation.
Risk of Investing in the Consumer Staples Sector.  Companies in the consumer staples sector may be adversely affected by changes in the global economy, consumer spending, competition, demographics and consumer preferences, and production spending. Companies in the consumer staples sector may also be affected by changes in global economic, environmental and political events, economic conditions, the depletion of resources, and government regulation. For instance, government regulations may affect the permissibility of using various food additives and production methods of companies that make food products, which could affect company profitability. In addition, tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Companies in the consumer staples sector also may be subject to risks pertaining to the supply of, demand for and prices of raw materials. The prices of raw materials fluctuate in response to a number of factors, including, without limitation, changes in government agricultural support programs, exchange rates, import and export controls, changes in international agricultural and trading policies, and seasonal and weather conditions. Companies in the consumer staples sector may be subject to severe competition, which may also have an adverse impact on their profitability.
Risk of Investing in the Energy Sector.  Companies in the energy sector are strongly affected by the changes in and volatility of global energy prices, energy supply and demand, government regulations and policies, energy production and conservation efforts, technological change, development of alternative energy sources, and other factors that they cannot control. Energy companies may have relatively high levels of debt and may be more likely to restructure their businesses if there are downturns in energy markets or in the global economy. If an energy company in the Fund's portfolio becomes distressed, the Fund could lose all or a substantial portion of its investment. The energy sector is cyclical and is highly dependent on commodity prices. Prices and supplies of energy may fluctuate significantly over short and long periods of time due to, among other things, national and international political changes, Organization of Petroleum Exporting Countries (“OPEC”) policies, changes in relationships among OPEC members and between OPEC and oil-importing nations, the regulatory environment, taxation policies, the enactment or cessation of trade sanctions, war or other geopolitical conflicts, and the economies of key energy-consuming countries. Companies in the energy sector may be adversely affected by terrorism, cyber incidents, natural disasters or other catastrophes. Companies in the energy sector are at risk of liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims. Significant oil and gas deposits are located in emerging markets countries where corruption and security may raise significant risks, in addition to the other risks of investing in emerging markets. Additionally, the Middle East, where many companies in the energy sector may operate, has experienced conflict and unrest. Companies in the energy sector may also be adversely affected by changes in exchange rates, interest rates, economic conditions, tax treatment, government regulation and intervention, negative perception, efforts at energy conservation and world events in the regions in which the companies operate (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). Because a significant portion of revenues of companies in this sector is derived from a relatively small number of customers that are largely composed of governmental entities and utilities, governmental budget constraints may have a significant impact on companies in this sector. The energy sector is highly regulated. Entities operating in the energy sector are subject to significant regulation of nearly every aspect of their operations by governmental agencies. Such regulation can change rapidly or over time in both scope and intensity. Stricter laws, regulations or enforcement policies could be enacted, which would likely increase compliance costs and may materially adversely affect the financial performance of companies in the energy sector.
The energy sector may experience significant market volatility. For example, Russia’s large-scale invasion of Ukraine on February 24, 2022 led to further disruptions and increased volatility in the energy and commodity futures markets due to actual and potential disruptions in the supply and demand for certain commodities, including oil and natural gas. The U.S. and other actors have enacted various sanctions and restrictions on business dealings with Russia, which include restrictions on imports of oil, natural gas and coal. The effect of the current sanctions and restrictions, as well as the extent and duration of the Russian military action, additional sanctions and associated market disruptions on the energy sector, are impossible to predict and depend on a number of factors. The effect of these events or any related developments could be significant and may have a severe adverse effect on the performance of the Fund.
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Risk of Investing in the Financials Sector.  Companies in the financials sector include small, regional and money center banks, securities brokerage firms, asset management companies, savings banks and thrift institutions, specialty finance companies (e.g., credit card, mortgage providers), insurance and insurance brokerage firms, consumer finance firms, financial conglomerates and foreign banking and financial companies.
Most financial companies are subject to extensive governmental regulation, which limits their activities and may affect their ability to earn a profit from a given line of business. Government regulation may change frequently and may have significant adverse consequences for companies in the financials sector, including effects not intended by the regulation. Direct governmental intervention in the operations of financial companies and financial markets may materially and adversely affect the companies in which the Fund invests, including legislation in many countries that may increase government regulation, repatriation and other intervention. The impact of governmental intervention and legislative changes on any individual financial company or on the financials sector as a whole cannot be predicted. The valuation of financial companies has been and continues to be subject to unprecedented volatility and may be influenced by unpredictable factors, including interest rate risk and sovereign debt default. Certain financial businesses are subject to intense competitive pressures, including market share and price competition. Financial companies in foreign countries are subject to market-specific and general regulatory and interest rate concerns. In particular, government regulation in certain foreign countries may include taxes and controls on interest rates, credit availability, minimum capital requirements, bans on short sales, limits on prices and restrictions on currency transfers. In addition, companies in the financials sector may be the targets of hacking and potential theft of proprietary or customer information or disruptions in service, which could have a material adverse effect on their businesses.
The profitability of banks, savings and loan associations and other financial companies is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change; for instance, when interest rates go up, the value of securities issued by many types of companies in the financials sector generally goes down. In other words, financial companies may be adversely affected in certain market cycles, including, without limitation, during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and during periods of declining economic conditions, which may cause, among other things, credit losses due to financial difficulties of borrowers.
In addition, general economic conditions are important to the operations of these companies, and financial difficulties of borrowers may have an adverse effect on the profitability of financial companies. Companies in the financials sector are exposed directly to the credit risk of their borrowers and counterparties, who may be leveraged to an unknown degree, including through swaps and other derivatives products, and who at times may be unable to meet their obligations to the financial services companies. Financial services companies may have significant exposure to the same borrowers and counterparties, with the result that a borrower’s or counterparty’s inability to meet its obligations to one company may affect other companies with exposure to the same borrower or counterparty. This interconnectedness of risk, including cross-default risk, may result in significant negative impacts to the financial condition and reputation of companies with direct exposure to the defaulting counterparty as well as adverse cascading effects in the markets and the financials sector generally. Financial companies can be highly dependent upon access to capital markets, and any impediments to such access, such as adverse overall economic conditions or a negative perception in the capital markets of a financial company’s financial condition or prospects, could adversely affect its business. Deterioration of credit markets can have an adverse impact on a broad range of financial markets, causing certain financial companies to incur large losses. In these conditions, companies in the financials sector may experience significant declines in the valuation of their assets, take actions to raise capital and even cease operations. Some financial companies may also be required to accept or borrow significant amounts of capital from government sources and may face future government-imposed restrictions on their businesses or increased government intervention. In addition, there is no guarantee that governments will provide any such relief in the future. These actions may cause the securities of many companies in the financials sector to decline in value.
Risk of Investing in the Healthcare Sector.  Companies in the healthcare sector are often issuers whose profitability may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising or falling costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, a limited number of products, industry innovation, changes in technologies and other market developments. Many healthcare companies are heavily dependent on patent protection and the actual or perceived safety and efficiency of their products.
Patents have a limited duration, and, upon expiration, other companies may market substantially similar “generic” products that are typically sold at a lower price than the patented product, which can cause the original developer of the product to
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lose market share and/or reduce the price charged for the product, resulting in lower profits for the original developer. As a result, the expiration of patents may adversely affect the profitability of these companies.
In addition, because the products and services of many companies in the healthcare sector affect the health and well-being of many individuals, these companies are especially susceptible to extensive litigation based on product liability and similar claims. Healthcare companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the healthcare sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, which can result in increased development costs, delayed cost recovery and loss of competitive advantage to the extent that rival companies have developed competing products or procedures, adversely affecting the company’s revenues and profitability. In other words, delays in the regulatory approval process may diminish the opportunity for a company to profit from a new product or to bring a new product to market, which could have a material adverse effect on a company’s business. Healthcare companies may also be strongly affected by scientific biotechnology or technological developments, and their products may quickly become obsolete. Also, many healthcare companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws. Changes in governmental policies or laws may span a wide range of topics, including cost control, national health insurance, incentives for compensation in the provision of healthcare services, tax incentives and penalties related to healthcare insurance premiums, and promotion of prepaid healthcare plans. In addition, a number of legislative proposals concerning healthcare have been considered by the U.S. Congress in recent years. It is unclear what proposals will ultimately be enacted, if any, and what effect they may have on companies in the healthcare sector.
Additionally, the expansion of facilities by healthcare-related providers may be subject to “determinations of need” by certain government authorities. This process not only generally increases the time and costs involved in these expansions, but also makes expansion plans uncertain, limiting the revenue and profitability growth potential of healthcare-related facilities operators and negatively affecting the prices of their securities. Moreover, in recent years, both local and national governmental budgets have come under pressure to reduce spending and control healthcare costs, which could both adversely affect regulatory processes and public funding available for healthcare products, services and facilities.
Risk of Investing in the Industrials Sector.  The value of securities issued by companies in the industrials sector may be adversely affected by supply of and demand for both their specific products or services and for industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, trade disputes, world events and economic conditions may affect the performance of companies in the industrials sector. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. For example, commodity price declines and unit volume reductions resulting from an over-supply of materials used in the industrials sector can adversely affect the sector. Furthermore, companies in the industrials sector may be subject to liability for environmental damage, product liability claims, depletion of resources, and mandated expenditures for safety and pollution control.
Risk of Investing in the Materials Sector.  Companies in the materials sector may be adversely affected by commodity price volatility, exchange rate fluctuations, social and political unrest, war, import or export controls, increased competition, depletion of resources, technical progress, labor relations and government regulations, and mandated expenditures for safety and pollution control, among other factors. Such risks may adversely affect the issuers to which the Fund has exposure. Companies in the materials sector are also at risk of liability for environmental damage and product liability claims. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns. These risks are heightened for companies in the materials sector located in foreign markets.
Risk of Investing in the Real Estate Industry.  Companies in the real estate industry include companies that invest in real estate, such as REITs, real estate holding and operating companies or real estate development companies (collectively, “Real Estate Companies”). Investing in Real Estate Companies exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which Real Estate Companies are organized and operated. The real estate industry is highly sensitive to general and local economic conditions and developments, and characterized by intense competition and periodic overbuilding. Investing in Real Estate Companies involves various risks. Some risks that are specific to Real Estate Companies are discussed in greater detail below.
Concentration Risk. Real Estate Companies may own a limited number of properties and concentrate their investments in a particular geographic region or property type. Economic downturns affecting a particular region, industry or property type may lead to a high volume of defaults within a short period.
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Distressed Investment Risk. Real Estate Companies may invest in distressed, defaulted or out-of-favor bank loans. Identification and implementation by a Real Estate Company of loan modification and restructure programs involves a high degree of uncertainty. Even successful implementation may still require adverse compromises and may not prevent bankruptcy. Real Estate Companies may also invest in other debt instruments that may become non-performing, including the securities of companies with higher credit and market risk due to financial or operational difficulties. Higher risk securities may be less liquid and more volatile than the securities of companies not in distress.
Illiquidity Risk. Investing in Real Estate Companies may involve risks similar to those associated with investing in small-capitalization companies. Real Estate Company securities, like the securities of small-capitalization companies, may be more volatile than, and perform differently from, shares of large-capitalization companies. There may be less trading in Real Estate Company shares, which means that buy and sell transactions in those shares could have a magnified impact on share price, resulting in abrupt or erratic price fluctuations. In addition, real estate is relatively illiquid, and, therefore, a Real Estate Company may have a limited ability to vary or liquidate properties in response to changes in economic or other conditions.
Interest Rate Risk. Rising interest rates could result in higher costs of capital for Real Estate Companies, which could negatively impact a Real Estate Company’s ability to meet its payment obligations. Declining interest rates could result in increased prepayment on loans and require redeployment of capital in less desirable investments.
Leverage Risk. Real Estate Companies may use leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a Real Estate Company’s operations and market value in periods of rising interest rates. Real Estate Companies are also exposed to the risks normally associated with debt financing. Financial covenants related to a Real Estate Company’s leverage may affect the ability of the Real Estate Company to operate effectively. In addition, real property may be subject to the quality of credit extended and defaults by borrowers and tenants. If the properties do not generate sufficient income to meet operating expenses, including, where applicable, debt service, ground lease payments, tenant improvements, third-party leasing commissions and other capital expenditures, the income and ability of a Real Estate Company to make payments of any interest and principal on its debt securities will be adversely affected.
Loan Foreclosure Risk. Real Estate Companies may foreclose on loans that the Real Estate Company originated and/or acquired. Foreclosure may generate negative publicity for the underlying property that affects its market value. In addition to the length and expense of such proceedings, the validity of the terms of the applicable loan may not be recognized in foreclosure proceedings. Claims and defenses asserted by borrowers or other lenders may interfere with the enforcement of rights by a Real Estate Company. Parallel proceedings, such as bankruptcy, may also delay resolution and limit the amount of recovery on a foreclosed loan by a Real Estate Company even where the property underlying the loan is liquidated.
Management Risk. Real Estate Companies are dependent upon management skills and may have limited financial resources. Real Estate Companies are generally not diversified and may be subject to heavy cash flow dependency, default by borrowers and voluntary liquidation. In addition, transactions between Real Estate Companies and their affiliates may be subject to conflicts of interest, which may adversely affect a Real Estate Company’s shareholders. A Real Estate Company may also have joint venture investments in certain of its properties, and, consequently, its ability to control decisions relating to such properties may be limited.
Property Risk. Real Estate Companies may be subject to risks relating to functional obsolescence or reduced desirability of properties; extended vacancies due to economic conditions and tenant bankruptcies; catastrophic events such as earthquakes, hurricanes and terrorist acts; and casualty or condemnation losses. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changes in consumer preferences and values, or increasing vacancies or declining rents resulting from legal, cultural, technological, global or local economic developments.
Regulatory Risk. Real estate income and values may be adversely affected by such factors as applicable domestic and foreign laws (including tax laws). Government actions, such as tax increases, zoning law changes, mandated closures or other commercial restrictions or environmental regulations, also may have a major impact on real estate income and values. In addition, quarterly compliance with regulations limiting the proportion of asset types held by a U.S. REIT may force certain Real Estate Companies to liquidate or restructure otherwise attractive investments. Some countries may not recognize REITs or comparable structures as a viable form of real estate funds.
Underlying Investment Risk. Real Estate Companies make investments in a variety of debt and equity instruments with varying risk profiles. For instance, Real Estate Companies may invest in debt instruments secured by commercial property that have higher risks of delinquency and foreclosure than loans on single family homes due to a variety of factors associated
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with commercial property, including the tie between income available to service debt and productive use of the property. Real Estate Companies may also invest in debt instruments and preferred equity that are junior in an issuer’s capital structure and that involve privately negotiated structures. Subordinated debt investments, such as B-Notes and mezzanine loans, involve a greater credit risk of default due to the need to service more senior debt of the issuer. Similarly, preferred equity investments involve a greater risk of loss than conventional debt financing due to their non-collateralized nature and subordinated ranking. Investments in commercial mortgage-backed securities may also be junior in priority in the event of bankruptcy or similar proceedings. Investments in senior loans may be effectively subordinated if the senior loan is pledged as collateral. The ability of a holder of junior claims to proceed against a defaulting issuer is circumscribed by the terms of the particular contractual arrangement, which vary considerably from transaction to transaction.
Risk of Investing in Technology Companies.  Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources and personnel. These companies may face rapid product obsolescence as well as unexpected risks and costs related to new product introduction and technological developments, such as artificial intelligence and machine learning. Technology companies may be adversely affected by disruptions to supply chains and distribution networks as well as issues at third-party partners. They are heavily dependent on patent and other intellectual property rights, and the loss or impairment of these rights may adversely affect their profitability. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action. These companies also may be adversely affected by, among other things, actual or perceived security vulnerabilities or other defects in their products and services, which may result in lawsuits, government enforcement actions and other remediation costs.
Risk of Investing in the Utilities Sector.  The utilities sector may be adversely affected by changing commodity prices, government regulation stipulating rates charged by utilities, increased tariffs, changes in tax laws, interest rate fluctuations and changes in the cost of providing specific utility services. The utilities industry is also subject to potential terrorist attacks, natural disasters and severe weather conditions, as well as regulatory and operational burdens associated with the operation and maintenance of nuclear facilities. Government regulators monitor and control utility revenues and costs, and therefore may limit utility profits. In certain countries, regulatory authorities may also restrict a company’s access to new markets, thereby diminishing the company’s long-term prospects.
There are substantial differences among the regulatory practices and policies of various jurisdictions, and any regulatory agency may make major shifts in policy from time to time. There is no assurance that regulatory authorities will, in the future, grant rate increases. Additionally, existing and possible future regulatory legislation may make it even more difficult for utilities to obtain adequate relief. Certain of the issuers of securities held in the Fund's portfolio may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing policies and impose additional requirements governing the licensing, construction and operation of nuclear power plants. Prolonged changes in climate conditions can also have a significant impact on both the revenues of an electric and gas utility as well as the expenses of a utility, particularly a hydro-based electric utility.
The rates that traditional regulated utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Rate changes may occur only after a prolonged approval period or may not occur at all, which could adversely affect utility companies when costs are rising. The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. As a result, some companies may be forced to defend their core business and may be less profitable. Deregulation may also permit a utility company to expand outside of its traditional lines of business and engage in riskier ventures.
Proxy Voting Policies
The Board has delegated the voting of proxies for each Fund’s securities to BFA pursuant to (i) the Open-End Active and Fixed Income Index Fund Proxy Voting Policy (the “Active Fund Proxy Voting Policy”), with respect to certain Funds, and (ii) the Index Equity Fund Proxy Voting Policy, with respect to certain other Funds, as applicable. Please refer to the table below, which discloses the policy applicable to each Fund in this SAI. Information that does not apply to a Fund does not form a part
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of that Fund’s SAI and should not be relied on by investors in that Fund. Only information that is clearly identified as applicable to a Fund is considered to form a part of that Fund’s SAI.
With respect to Funds covered by the Active Fund Proxy Voting Policy, BFA has adopted the BlackRock Active Investment Stewardship - Global Engagement and Voting Guidelines (the “BAIS Guidelines”). Certain of such Funds, as listed within the Active Fund Proxy Voting Policy and as disclosed in the table below, follow supplemental guidelines within the BAIS Guidelines that are applicable to certain climate and decarbonization issues (the “BAIS Climate and Decarbonization Stewardship Guidelines”).
With respect to Funds covered by the Index Equity Fund Proxy Voting Policy, BFA has adopted the BlackRock Investment Stewardship (“BIS”) Global Benchmark Policy, comprised of the Global Principles for Benchmark Policies, regional voting guidelines, and engagement priorities, which are each available upon request. In addition, certain of such Funds, as listed within the Index Equity Fund Proxy Voting Policy and as disclosed in the table below, follow supplemental guidelines that are applicable to certain climate and decarbonization issues (the “BIS Climate and Decarbonization Stewardship Guidelines”).

Fund	Open-End Active and Fixed Income Index Fund Proxy Voting Policy	BAIS Climate and Decarbonization Stewardship Guidelines Apply	Index Equity Fund Proxy Voting Policy	BIS Climate and Decarbonization Stewardship Guidelines Apply
iShares Core MSCI Pacific ETF			X
If a Fund invests in an underlying fund managed by BlackRock, the Fund will use its proxy voting policy when voting on proxies for the underlying fund while the underlying fund will use its proxy voting policy when voting proxies on investments the underlying fund holds. Therefore, the Fund may use the Active Fund Proxy Voting Policy while an underlying fund may use the Index Equity Fund Proxy Voting Policy, and the opposite is also true.
Copies of the Active Fund Proxy Voting Policy, Index Equity Fund Proxy Voting Policy, the BAIS Guidelines, the Global Principles for Benchmark Policies and the BIS Climate and Decarbonization Stewardship Guidelines are included in Appendix A of this SAI.
Information with respect to how proxies relating to each Fund’s portfolio securities, when available, were voted during the 12-month period ended June 30 is available: (i) without charge, upon request, by calling 1-800-iShares (1-800-474-2737) or through the Fund’s website at www.blackrock.com/proxyrecords; and (ii) on the SEC’s website at www.sec.gov.
Portfolio Holdings Information
On each Business Day (as defined in the Creation and Redemption of Creation Units section of this SAI), prior to the opening of regular trading on the Fund’s primary listing exchange, the Fund discloses on its website (www.iShares.com) certain information relating to the portfolio holdings that will form the basis of the Fund’s next net asset value per share calculation.
In addition, certain information may also be made available to certain parties:
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Communications of Data Files: The Fund may make available through the facilities of the National Securities Clearing Corporation (“NSCC”) or through posting on the www.iShares.com, prior to the opening of trading on each business day, a list of the Fund’s holdings (generally pro-rata) that Authorized Participants could deliver to the Fund to settle purchases of the Fund (i.e., Deposit Securities) or that Authorized Participants would receive from the Fund to settle redemptions of the Fund (i.e., Fund Securities). These files are known as the Portfolio Composition File and the Fund Data File (collectively, “Files”). The Files are applicable for the next trading day and are provided to the NSCC and/or posted on www.iShares.com after the close of markets in the U.S.
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Communications with Authorized Participants, Liquidity Providers and Certain Other Third Parties: Certain employees of BlackRock are responsible for interacting with Authorized Participants and liquidity providers with respect to discussing custom basket proposals as described in the Custom Baskets section of this SAI. As part of these discussions, these employees may discuss with an Authorized Participant or liquidity provider the securities the Fund is willing to accept for a creation, and securities that the Fund will provide on a redemption.
BlackRock employees may also discuss portfolio holdings-related information with broker/dealers, in connection with settling the Fund’s transactions, and securities lending borrowers in connection with loan transactions, each as may be
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necessary to conduct business in the ordinary course in a manner consistent with the disclosure in the Fund’s current registration statement.
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Communications with Listing Exchanges: From time to time, employees of BlackRock may discuss portfolio holdings information with the applicable primary listing exchange for the Fund as needed to meet the exchange listing standards.
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Communications with Other Portfolio Managers: Certain information may be provided to employees of BlackRock who manage funds that invest a significant percentage of their assets in shares of an underlying fund as necessary to manage the fund’s investment objective and strategy.
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Communication of Other Information: Certain explanatory information regarding the Files is released to Authorized Participants and liquidity providers on a daily basis, but is only done so after the Files are posted to www.iShares.com.
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Third-Party Service Providers: Certain portfolio holdings information may be disclosed to Fund Trustees and their counsel, outside counsel for the Fund, auditors and to certain third-party service providers (i.e., fund administrator, custodian, proxy voting service) for which a non-disclosure, confidentiality agreement or other obligation is in place with such service providers, as may be necessary to conduct business in the ordinary course in a manner consistent with applicable policies, agreements with the Fund, the terms of the current registration statements and federal securities laws and regulations thereunder.
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Liquidity Metrics: “Liquidity Metrics,” which seek to ascertain the Fund’s liquidity profile under BlackRock’s global liquidity risk methodology, include but are not limited to: (a) disclosure regarding the number of days needed to liquidate a portfolio or the portfolio’s underlying investments; and (b) the percentage of the Fund’s NAV invested in a particular liquidity tier under BlackRock’s global liquidity risk methodology. The dissemination of position-level liquidity metrics data and any non-public regulatory data pursuant to the Liquidity Rule (including SEC liquidity tiering) is not permitted unless pre-approved. Disclosure of portfolio-level liquidity metrics prior to 60 calendar days after calendar quarter-end requires a non-disclosure or confidentiality agreement and approval of the Trust’s Chief Compliance Officer. Portfolio-level liquidity metrics disclosure subsequent to 60 calendar days after calendar quarter-end requires the approval of portfolio management and must be disclosed to all parties requesting the information if disclosed to any party.
The Trust’s Chief Compliance Officer or his delegate may authorize disclosure of portfolio holdings information pursuant to the above policy and procedures, subject to restrictions on selective disclosure imposed by applicable law. The Board reviews the policy and procedures for disclosure of portfolio holdings information at least annually.
Construction and Maintenance of the Underlying Index
A description of the Underlying Index is provided below.
With respect to certain underlying indexes of the iShares funds, BFA or its affiliates have held discussions with the applicable index provider regarding their business interest in licensing an index to track a particular market segment and conveyed investment concepts and strategies that could be considered for the index. The index provider designed and constituted such indices using concepts conveyed by BFA or its affiliates. For certain of these indices, the relevant fund may be the first or sole user of the underlying index. In its sole discretion, the index provider determines the composition of the securities and other instruments in such underlying index, the rebalance protocols of the underlying index, the weightings of the securities and other instruments in the underlying index, and any updates to the methodology. From time to time, BFA or its affiliates may also provide input relating to possible methodology changes of such underlying index pursuant to the index provider’s consultation process or pursuant to other communications with the index provider.
The MSCI Indexes
The MSCI indexes were founded in 1969 by Capital International S.A. as international performance benchmarks constructed to facilitate comparison of world markets. The MSCI single country standard equity indexes have covered the world's developed markets since 1969 and in 1987 MSCI commenced coverage of emerging markets.
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Local stock exchanges traditionally calculated their own indexes, which were generally not comparable with one another due to differences in the representation of the local market, mathematical formulas, base dates and methods of adjusting for capital changes. MSCI, however, applies the same calculation methodology to all markets for all single country standard equity indexes, both developed and emerging.
MSCI Global Investable Market Indexes
MSCI's Global Investable Market Indexes (the “MSCI GIMI”) provide coverage and non-overlapping market segmentation by market capitalization size and by style. The MSCI GIMI intend to target approximately 99% coverage of the free float-adjusted market capitalization in each market of large-, mid- and small-cap securities. In each market, MSCI creates an Investable Market Index, Standard Index, Large Cap Index, Mid Cap Index and Small Cap Index. The Standard Index, Large Cap Index, Mid Cap Index and Small Cap Index are each subsets of the Investable Market Index for a market. The MSCI Global Standard Index is the aggregation of the Large Cap Index and Mid Cap Index and the MSCI GIMI is the aggregation of the MSCI Global Standard Index and MSCI Global Small Cap Index.
Selection Criteria. MSCI's index construction process involves: (i) defining the equity universe; (ii) determining the market investable equity universe for each market; (iii) determining market capitalization size segments for each market; (iv) applying final size segment investability requirements; and (v) applying index continuity rules for the MSCI Global Standard Index.
Defining the Equity Universe. MSCI begins with securities listed in countries in the MSCI GIMI. As of August 2025, 23 are classified as developed markets, 24 as emerging markets, and 28 as frontier markets. All listed equity securities and listed securities that exhibit characteristics of equity securities, except mutual funds, ETFs, equity derivatives, limited partnerships and most investment trusts, are eligible for inclusion in the equity universe. REITs in some countries and certain income trusts in Canada are also eligible for inclusion. Each company and its securities (i.e., share classes) are classified in only one country.
Determining the Market Investable Equity Universe for Each Market. The equity universe in any market is derived by applying investability screens to individual companies and securities in that market. Some investability requirements are applied at the individual security level and some at the overall company level, represented by the aggregation of individual securities of the company. As a result, the inclusion or exclusion of one security does not imply the automatic inclusion or exclusion of other securities of the same company.
Determining Market Capitalization Size Segments for Each Market. In order to create size components that can be meaningfully aggregated into composites, individual market size segments balance the following two objectives:
•
Achieving global size integrity by ensuring that companies of comparable and relevant sizes are included in a given size segment across all markets in a composite index; and
•
Achieving consistent market coverage by ensuring that each market's size segment is represented in its proportional weight in the composite universe.
The Standard Indexes, Large Cap Indexes, Mid Cap Indexes, and Small Cap Indexes capture the following market capitalization size segments:
•
MSCI Global Standard Indexes cover all investable large- and mid-cap securities by including the largest issuers comprising approximately 85% of each market’s free float-adjusted market capitalization.
•
MSCI Global Large Cap Indexes provide coverage of all investable large-cap securities by including the largest issuers comprising approximately 70% of each market’s free float-adjusted market capitalization.
•
MSCI Global Mid Cap Indexes provide coverage in each market by deriving the difference between the market coverage of the MSCI Global Standard Index and the MSCI Global Large Cap Index in that market.
•
MSCI Global Small Cap Indexes provide coverage in each market by deriving the difference between the market coverage of the Investable Market Index and the MSCI Global Standard Index in that market.
Applying Final Size Segment Investability Requirements. In order to enhance replicability of the indexes, additional size segment investability requirements are set for the MSCI GIMI and MSCI Global Standard Index. These investability requirements include minimum free float-adjusted market capitalization, minimum liquidity, minimum foreign limits and minimum length of trading.
27

Applying Index Continuity Rules for the Standard Index. In order to achieve index continuity as well as provide some basic level of diversification within a market index, notwithstanding the effect of other index construction rules contained herein, a minimum number of five constituents will be maintained for a developed market Standard Index and a minimum number of three constituents will be maintained for an emerging market Standard Index.
Weighting. All indexes of the MSCI GIMI are free float weighted, i.e., companies are included in the indexes at the value of their free public float (free float multiplied by security price).
Regional Weights. Market capitalization-weighting, combined with a consistent target of approximately 99% of free float-adjusted market capitalization, helps ensure that each country's weight in regional and international indexes approximates its weight in the total universe of developing and emerging markets. A market is equivalent to a single country except for developed Europe, where all markets are aggregated into a single market for index construction purposes. Individual country indexes of the European developed markets are derived from the constituents of the MSCI GIMI Europe Index.
Free Float. MSCI defines the free float of a security as the proportion of shares outstanding that are deemed to be available for purchase in the public equity markets by international investors. In practice, limitations on free float available to international investors include: (i) strategic and other shareholdings not considered part of available free float; and (ii) limits on share ownership for foreigners.
MSCI calculates the free float-adjusted market capitalization of each security in the equity index universe by (i) defining and estimating the free float available to foreign investors; (ii) assigning a free float-adjustment factor to each security; and (iii) calculating the free float-adjusted market capitalization of each security.
Under MSCI's free float-adjustment methodology, a constituent's inclusion factor is equal to its estimated free float, rounded up to the closest 5% for constituents with free float equal to or exceeding 15%. For example, a constituent security with a free float of 23.2% will be included in the index at 25% of its market capitalization. For securities with a free float of less than 15%, the estimated free float is adjusted to the nearest 1%.
Price and Exchange Rates
Prices. The prices used to calculate all MSCI indexes are the official exchange closing prices or those figures accepted as such. MSCI reserves the right to use an alternative pricing source on any given day.
Exchange Rates. MSCI uses the World Markets/Reuters Closing Spot Rates taken at 4:00 p.m. London time. In case World Markets/Reuters does not provide rates for specific markets on given days (for example, Christmas Day and New Year's Day), the previous business day's rates are normally used. MSCI independently monitors the exchange rates on all its indexes. MSCI may under exceptional circumstances elect to use alternative sources of exchange rates if the World Markets/Reuters rates are not available, or if MSCI determines that the World Markets/Reuters rates are not reflective of market circumstances for a given currency on a particular day. In such circumstances, an announcement would be sent to clients with the related information. If appropriate, MSCI may conduct a consultation with the investment community to gather feedback on the most relevant exchange rate.
Changes to the Indexes. The MSCI GIMI are maintained with the objective of reflecting, on a timely basis, the evolution of the underlying equity markets. In maintaining the MSCI indexes, emphasis is also placed on continuity, replicability and minimizing turnover in the indexes. Maintaining the MSCI indexes involves many aspects, including: (i) additions to, and deletions from, the indexes; (ii) changes in number of shares; and (iii) changes in inclusion factors as a result of updated free float estimates.
Index maintenance can be described by three broad categories of changes:
•
Semi-Annual Index Reviews (“SAIRs”), conducted on a fixed semi-annual timetable that systematically reassess the various dimensions of the equity universe for all markets;
•
Quarterly Index Reviews (“QIRs”), aimed at promptly reflecting other significant market events; and
•
Ongoing event-related changes, such as mergers, acquisitions, spin-offs, bankruptcies, reorganizations and other similar corporate events, which generally are implemented in the indexes as they occur.
28

Potential changes in the status of countries (stand-alone, frontier, emerging and developed) follow their own implementation time tables. In addition, reviews of company involvement in ESG controversies, when applicable, may differ by index and severity of the ESG controversy as determined by MSCI.
MSCI conducts SAIRs generally as of the close of the last business day of May and November. During the SAIRs, MSCI updates the investable equity universe and reassesses size segmentation investability requirements. MSCI also conducts QIRs generally as of the close of the last business day of February and August. During the QIRs, MSCI reflects changes in the index that were not captured at the time of their actual occurrence, but are significant enough to be included before the next SAIR. The results of the SAIR and QIR are generally announced at least ten business days in advance of implementation.
Creation of Sector and Industry Indexes using the Global Industry Classification Standard (GICS®)
All securities in the Global Investable Equity Universe are assigned to the industry that best describes their business activities using the GICS. The GICS consists of sectors, industry groups, industries and sub-industries. Under the GICS, each company is assigned to one unique sub-industry according to its principal business activity (generally defined as the business activity that generates 60% or more of the company’s revenues). Narrower indexes may be derived based on industry classification, and may contain securities belonging to specific sectors, industry groups, industries, sub-industries or a combination thereof.
MSCI 25/50 Indexes
Each of the MSCI 25/50 Indexes (the “25/50 Indexes”) is a sub-index of either an MSCI Global Standard Index or an MSCI GIMI. Their construction reflects the diversification requirements applicable to RICs pursuant to Subchapter M of the Internal Revenue Code. MSCI uses the concept of “group entities” for the concentration limits of the capping methodologies in the 25/50 Indexes. A group entity is a group of companies that operate as an affiliated corporate group but may separately issue listed securities. To determine “group entities,” MSCI analyzes financial accounts of listed companies holding stakes of 20% or more in other listed companies to determine whether these stakes are controlling in nature. In certain cases, even in the absence of consolidated accounts, MSCI may also consider two companies as belonging to the same group entity where there is reasonable evidence of control based on other information. The 25/50 Indexes are free float-adjusted market capitalization-weighted indexes with a capping methodology applied to group entity weights so that no single group entity exceeds 25% of index weight, and all group entities with a weight above 5% do not cumulatively exceed 50% of the index weight. A buffer of 10% of the value of each of these caps is used in order to reduce the risk of noncompliance due to short term market movements between rebalances. As a result, at the point of constructing or rebalancing the 25/50 Indexes, the weight of any single group entity cannot exceed 22.5% of the index weight and all group entities with weight above 4.5% cannot exceed 45% of the index weight. A software application called the Barra Optimizer is utilized to calculate the capped index weights through an optimization function which is aimed at minimizing index turnover, tracking error and extreme deviation from the uncapped index.
MSCI Pacific IMI
Number of Components: approximately 1,358
Index Description. The MSCI Pacific IMI is an MSCI GIMI Index. The Underlying Index captures large-, mid- and small- cap representation across five Developed Markets countries in the Pacific region (Australia, Hong Kong, Japan, New Zealand and Singapore). The index covers approximately 99% of the free float-adjusted market capitalization in each country or region.
Calculation Methodology. The Fund utilizes the Underlying Index calculated with net dividends reinvested. MSCI uses the index constituent companies’ country of incorporation to determine the relevant dividend withholding tax rates in calculating the net dividends. The regular cash dividend is reinvested after deduction of withholding tax by applying the maximum rate of the company’s country of incorporation applicable to institutional investors. Net dividends means dividends after taxes withheld at the rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Such withholding rates may differ from those applicable to U.S. residents.
Additional Information. “MSCI” and “MSCI Pacific IMI” are servicemarks of MSCI Inc. and have been licensed for use by BFA or its affiliates. The Fund is neither sponsored, endorsed, sold nor promoted by MSCI Inc., and MSCI Inc. makes no representation regarding the advisability of investing in the Fund.
29

Investment Policies
The Board has adopted as fundamental policies the following numbered investment policies, which cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities. A vote of a majority of the outstanding voting securities of the Fund is defined in the Investment Company Act as the lesser of (i) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund. The Fund has also adopted certain non-fundamental investment policies, including its investment objective. Non-fundamental investment policies may be changed by the Board without shareholder approval. Therefore, the Fund may change its investment objective and its Underlying Index without shareholder approval.
Fundamental Investment Policies
The Fund may not:
1.
Concentrate its investments in a particular industry, as that term is used in the Investment Company Act, except that the Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the securities of a particular industry or group of industries.
2.
Borrow money, except as permitted under the Investment Company Act.
3.
Issue senior securities to the extent such issuance would violate the Investment Company Act.
4.
Purchase or hold real estate, except the Fund may purchase and hold securities or other instruments that are secured by, or linked to, real estate or interests therein, securities of REITs, mortgage-related securities and securities of issuers engaged in the real estate business, and the Fund may purchase and hold real estate as a result of the ownership of securities or other instruments.
5.
Underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be an underwriting or as otherwise permitted by applicable law.
6.
Purchase or sell commodities or commodity contracts, except as permitted by the Investment Company Act.
7.
Make loans to the extent prohibited by the Investment Company Act.
8.
Make any investment inconsistent with the Fund's classification as a diversified company under the Investment Company Act.
Notations Regarding the Fund's Fundamental Investment Policies
The following notations are not considered to be part of the Fund’s fundamental investment policies and are subject to change without shareholder approval.
With respect to the fundamental policy relating to concentration set forth in (1) above, the Investment Company Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. The policy in (1) above will be interpreted to refer to concentration as that term may be interpreted from time to time. The policy also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. There also will be no limit on investment in issuers domiciled in a single jurisdiction or country. Finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents. Each foreign government will be considered to be a member of a separate industry. With respect to the Fund's industry classifications, the Fund currently utilizes any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. The policy also will be interpreted to give broad authority to the Fund as to how to classify issuers within or among industries.
With respect to the fundamental policy relating to borrowing money set forth in (2) above, the Investment Company Act permits the Fund to borrow money in amounts of up to one-third of the Fund's total assets from banks for any purpose, and to borrow up to 5% of the Fund's total assets from banks or other lenders for temporary purposes. (The Fund's total assets
30

include the amounts being borrowed.) To limit the risks attendant to borrowing, the Investment Company Act requires the Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Borrowing money to increase portfolio holdings is known as “leveraging.” Certain trading practices and investments, such as reverse repurchase agreements, may be considered to be borrowings or involve leverage and thus are subject to the Investment Company Act restrictions. In accordance with Rule 18f-4 under the Investment Company Act, when the Fund engages in reverse repurchase agreements and similar financing transactions, the Fund may either (i) maintain asset coverage of at least 300% with respect to such transactions and any other borrowings in the aggregate, or (ii) treat such transactions as “derivatives transactions” and comply with Rule 18f-4 with respect to such transactions. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy.
With respect to the fundamental policy relating to underwriting set forth in (5) above, the Investment Company Act does not prohibit a fund from engaging in the underwriting business or from underwriting the securities of other issuers; in fact, in the case of diversified funds, the Investment Company Act permits a fund to have underwriting commitments of up to 25% of its assets under certain circumstances. Those circumstances currently are that the amount of a fund’s underwriting commitments, when added to the value of a fund’s investments in issuers where a fund owns more than 10% of the outstanding voting securities of those issuers, cannot exceed the 25% cap. A fund engaging in transactions involving the acquisition or disposition of portfolio securities may be considered to be an underwriter under the 1933 Act. Although it is not believed that the application of the 1933 Act provisions described above would cause a fund to be engaged in the business of underwriting, the policy in (5) above will be interpreted not to prevent a fund from engaging in transactions involving the acquisition or disposition of portfolio securities, regardless of whether a fund may be considered to be an underwriter under the 1933 Act or is otherwise engaged in the underwriting business to the extent permitted by applicable law.
With respect to the fundamental policy relating to lending set forth in (7) above, the Investment Company Act does not prohibit the Fund from making loans (including lending its securities); however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets (including lending its securities), except through the purchase of debt obligations or the use of repurchase agreements. In addition, collateral arrangements with respect to options, forward currency and futures transactions and other derivative instruments (as applicable), as well as delays in the settlement of securities transactions, will not be considered loans.
The Fund is currently classified as a diversified fund under the Investment Company Act. This means that the Fund may not purchase securities of an issuer (other than (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and (ii) securities of other investment companies) if, respect to 75% of its total assets, (a) a more than 5% of the Fund's total assets would be invested in securities of that issuer or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer. With respect to the remaining 25% of its total assets, the Fund can invest more than 5% of its assets in one issuer. Under the Investment Company Act, the Fund cannot change its classification from diversified to non-diversified without shareholder approval.
Non-Fundamental Investment Policies of the Fund.
Under its non-fundamental investment restrictions, which may be changed by the Board without shareholder approval, the Fund may not:
1.
Purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) of the Investment Company Act, at any time the Fund has knowledge that its shares are purchased by another investment company investor in reliance on the provisions of subparagraph (G) of Section 12(d)(1). The foregoing restriction does not restrict the Fund from acquiring the shares of registered open-end investment companies to the extent otherwise permissible under other provisions of the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.
2.
In accordance with Rule 35d-1 under the 1940 Act, under normal circumstances, invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in component securities of the Underlying Index or in Depositary Receipts representing component securities in the Underlying Index.
The Fund will notify its shareholders at least 60 days prior to any change in its restrictions described in 2 above.
31

Notations Regarding the Fund’s Fundamental and Non-Fundamental Investment Policies
Unless otherwise indicated, all limitations under the Fund’s fundamental or non-fundamental investment restrictions apply only at the time that a transaction is undertaken. Any change in the percentage of the Fund’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Fund’s total assets will not require the Fund to dispose of an investment.
Continuous Offering
The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.
For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares and sells such shares directly to customers or if it chooses to couple the creation of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all of the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.
Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Fund are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on the Listing Exchange generally is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is available only with respect to transactions on an exchange.
Management
Trustees and Officers.  The Board has responsibility for the overall management and operations of the Fund, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).
The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into the BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the iShares Complex (each, a “BlackRock Fund Complex”). The Fund is included in the iShares Complex, which includes iShares Trust, iShares U.S. ETF Trust, and iShares, Inc. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the iShares Complex, which consists of 424 funds as of November 28, 2025. With the exception of Stephen Cohen, Robert S. Kapito and Aaron Wasserman, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito and Mr. Wasserman is c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The address of Mr. Cohen is c/o BlackRock, Inc., Drapers Gardens, 12 Throgmorton Avenue, London EC2N 2DL United Kingdom. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Fund's Trustees and officers may be found in this SAI, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).
32

Interested Trustees
Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[1] (1957)	Trustee (since 2009).
President of BlackRock, Inc. (since
2006); Vice Chairman of BlackRock,
Inc. and Head of BlackRock’s
Portfolio Management Group (since
its formation in 1998) and BlackRock,
Inc.’s predecessor entities (since
1988); Trustee, University of
Pennsylvania (since 2009); President
of Board of Directors, Hope & Heroes
Children’s Cancer Fund (since 2002).
Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).
Stephen Cohen[2] (1975)	Trustee (since 2024).
Senior Managing Director, Head of
Global Product Solutions of
BlackRock, Inc. (since 2024); Senior
Managing Director, Head of Europe,
Middle East and Africa Regions of
BlackRock, Inc. (2021-2024); Head of
iShares Index and Wealth in EMEA of
BlackRock, Inc. (2017-2021); Global
Head of Fixed Income Indexing of
BlackRock, Inc. (2016-2017); Chief
Investment Strategist for
International Fixed Income and
iShares of BlackRock, Inc. (2011-
2015).
Director of iShares, Inc. (since 2024); Trustee of iShares U.S. ETF Trust (since 2024).

1
Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
2
Stephen Cohen is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
Independent Trustees
Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Kerrigan (1955)	Trustee (since 2005); Independent Board Chair (since 2022).	Chief Investment Officer, Santa Clara University (2002-2025).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2022).
33

Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Jane D. Carlin (1956)	Trustee (since 2015); Securities Lending Committee Chair (since 2025).
Consultant (since 2012); Member of
the Audit Committee (2012-2018),
Chair of the Nominating and
Governance Committee (2017-2018)
and Director of PHH Corporation
(mortgage solutions) (2012-2018);
Managing Director and Global Head
of Financial Holding Company
Governance & Assurance and the
Global Head of Operational Risk
Management of Morgan Stanley
(2006-2012).

Director of iShares, Inc. (since 2015);
Trustee of iShares U.S. ETF Trust
(since 2015); Member of the Audit
Committee (since 2016), Chair of the
Audit Committee (since 2020) and
Director of The Hanover Insurance
Group, Inc. (since 2016).

Richard L. Fagnani (1954)	Trustee (since 2017); 15(c) Committee Chair (since 2025).	Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
Laura F. Fergerson (1962)	Trustee (since 2024); Audit Committee Chair (since 2025).	President, Franklin Templeton Services, LLC (2017-2024); Director of the Board of Crocker Art Museum Association (since 2019); President, Crocker Art Museum Foundation (2022-2023).	Director of iShares, Inc. (since 2024); Trustee of iShares U.S. ETF Trust (since 2024).
Cecilia H. Herbert (1949)	Trustee (since 2005).
Chair of the Finance Committee
(since 2019) and Trustee and
Member of the Finance, Audit and
Quality Committees of Stanford
Health Care (since 2016); Trustee of
WNET, New York's public media
company (since 2011) and Member
of the Audit Committee (since 2018),
Investment Committee (since 2011)
and Personnel Committee (since
2022); Member of the Wyoming
State Investment Funds Committee
(since 2022); Trustee of Forward
Funds (14 portfolios) (2009-2018);
Trustee of Salient MF Trust (4
portfolios) (2015-2018); Director of
the Jackson Hole Center for the Arts
(since 2021).
Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).
34

Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
James Lam (1961)	Trustee (since 2024); Risk Committee Chair (since 2025).
President, James Lam & Associates,
Inc. (since 2002); Director of the FAIR
Institute (since 2020); adjunct
professor at Carnegie Mellon
University (since 2018); Member,
Zicklin School of Business Dean's
Council of Baruch College (since
2017); Director and Audit Committee
Chair of RiskLens, Inc. (2018-2023);
Director, Risk Oversight Committee
Chair and Audit Committee Member
of E*TRADE Financial and E*TRADE
Bank (2012-2020).
Director of iShares, Inc. (since 2024); Trustee of iShares U.S. ETF Trust (since 2024).
Drew E. Lawton (1959)	Trustee (since 2017); Fixed Income Plus Committee Chair (since 2025).	Senior Managing Director of New York Life Insurance Company (2010- 2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017); Director of Jackson Financial Inc. (since 2021).
John E. Martinez (1961)	Trustee (since 2003); Equity Plus Committee Chair (since 2025).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).
Madhav V. Rajan (1964)	Trustee (since 2011); Nominating and Governance Committee Chair (since 2025).
Dean, and George Pratt Shultz
Professor of Accounting, University
of Chicago Booth School of Business
(since 2017); Advisory Board
Member (since 2016) and Director
(since 2020) of C.M. Capital
Corporation; Chair of the Board for
the Center for Research in Security
Prices, LLC (since 2020); Director of
WellBe Senior Medical (since 2023);
Robert K. Jaedicke Professor of
Accounting, Stanford University
Graduate School of Business (2001-
2017); Professor of Law (by
courtesy), Stanford Law School
(2005-2017); Senior Associate Dean
for Academic Affairs and Head of
MBA Program, Stanford University
Graduate School of Business (2010-
2016).
Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).
35

Officers
Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years
Jessica Tan (1980)	President (since 2024).
Managing Director of BlackRock, Inc.
(since 2015); Head of Global Product
Solutions, Americas of BlackRock,
Inc. (since 2024) and Head of
Sustainable and Transition Solutions
of BlackRock, Inc. (2022-2024);
Global Head of Corporate Strategy of
BlackRock, Inc. (2019-2022); Chief of
Staff to the CEO of BlackRock, Inc.
(2017-2019).

Trent Walker (1974)	Treasurer and Chief Financial Officer (since 2020).
Managing Director of BlackRock, Inc.
(since 2019); Chief Financial Officer
of iShares Delaware Trust Sponsor
LLC, BlackRock Funds, BlackRock
Funds II, BlackRock Funds IV,
BlackRock Funds V and BlackRock
Funds VI (since 2021).

Aaron Wasserman (1974)	Chief Compliance Officer (since 2023).
Managing Director of BlackRock, Inc.
(since 2018); Chief Compliance
Officer of the BlackRock Multi-Asset
Complex, the BlackRock Fixed-
Income Complex and the iShares
Complex (since 2023); Deputy Chief
Compliance Officer for the BlackRock
Multi-Asset Complex, the BlackRock
Fixed-Income Complex and the
iShares Complex (2014-2023).

Marisa Rolland (1980)	Secretary (since 2022).	Managing Director of BlackRock, Inc. (since 2023); Director of BlackRock, Inc. (2018-2022).
Jennifer Hsui (1976)	Executive Vice President (since 2022).	Managing Director of BlackRock, Inc. (since 2009); Co-Head of Index Equity of BlackRock, Inc. (since 2022).
James Mauro (1970)	Executive Vice President (since 2021).	Managing Director of BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco Core Portfolio Management of BlackRock, Inc. (since 2020).
Elise Terry (1977)	Executive Vice President (since 2025).
Managing Director of BlackRock, Inc.
(since 2016); Head of U.S. iShares
(since 2024); Co-Head of Distribution
for U.S. Wealth Advisory (2023-2024);
National Sales Manager, Wirehouse
Channel (2020-2023).

36

Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years
Daniel Prince (1981)	Executive Vice President (since 2025).	Managing Director of BlackRock, Inc. (since 2023); Director of BlackRock, Inc. (2015-2022); Head of U.S. iShares Product (since 2025); Head of iShares Product Consulting (2015-2025).
The Board has concluded that, based on each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees, each Trustee should serve as a Trustee of the Board. Among the attributes common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Fund's investment adviser, other service providers, counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees. A Trustee’s ability to perform his or her duties effectively may have been attained through the Trustee’s educational background or professional training; business, consulting, public service or academic positions; experience from service as a Board member of the Fund and the other funds in the Trust (and any predecessor funds), other investment funds, public companies, or non-profit entities or other organizations; and/or other life experiences. Also, set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each Trustee that led the Board to conclude that he or she should serve (or continue to serve) as a Trustee.
Robert S. Kapito has been a Trustee of the Trust since 2009. Mr. Kapito has also served as a Director of iShares, Inc. since 2009, a Trustee of iShares U.S. ETF Trust since 2011 and a Director of BlackRock, Inc. since 2006. Mr. Kapito served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2010 to 2015. In addition, he has over 20 years of experience as part of BlackRock, Inc. and BlackRock’s predecessor entities. Mr. Kapito serves as President of BlackRock, Inc., and is a member of the Global Executive Committee and Chairman of the Global Operating Committee. He is responsible for day-to-day oversight of BlackRock's key operating units, including Investment Strategies, Client Businesses, Technology & Operations, and Risk & Quantitative Analysis. Prior to assuming his current responsibilities in 2007, Mr. Kapito served as Vice Chairman of BlackRock, Inc. and Head of BlackRock's Portfolio Management Group. In that role, he was responsible for overseeing all portfolio management within BlackRock, including the Fixed Income, Equity, Liquidity, and Alternative Investment Groups. Mr. Kapito serves as a member of the Board of Trustees of the University of Pennsylvania and the Harvard Business School Board of Dean’s Advisors. He has also been President of the Board of Directors for the Hope & Heroes Children's Cancer Fund since 2002. Mr. Kapito earned a BS degree in economics from the Wharton School of the University of Pennsylvania in 1979, and an MBA degree from Harvard Business School in 1983.
Stephen Cohen has been a Trustee of the Trust since 2024. Mr. Cohen has also served as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust since 2024. Mr. Cohen has also served as a Director of BlackRock Investment Management (UK) Limited, Director of BlackRock International Limited, and Director of BlackRock Group Limited since 2021. Mr. Cohen, Senior Managing Director, is BlackRock’s Chief Product Officer and a member of the Global Executive Committee. Mr. Cohen is responsible for the business strategy, innovation and commercialization of BlackRock’s full investment product platform, aligning product strategies with client needs and market trends, and unlocking new growth opportunities across iShares, Active, and Private Markets. Before assuming his current role in January 2024, Mr. Cohen served as the Head of Europe, Middle East and Africa from 2021, leading BlackRock in the region. He was previously Head of the iShares, Index and Wealth businesses in EMEA, overseeing BlackRock's relationships with wealth management firms and platforms, the development and distribution of active and index investments, and the firm’s equity index portfolio management capability in the region. Having joined BlackRock in 2011, Mr. Cohen initially served as the Chief Investment Strategist for International Fixed Income and iShares, and then, in 2016, as Global Head of Fixed Income Indexing. Prior to BlackRock, Mr. Cohen was Global Head of Equity Linked Strategy at Nomura Holdings, Inc. Mr. Cohen’s career began at UBS in 1996 before he joined ING Barings in 2003, having served as Director, Fixed Income at each firm. Mr. Cohen earned a Bachelor of Science degree in Economics from the University of Southampton, and holds certifications as a SFA Futures and Options Representative, a SFA Securities Registered Representative, and an IFPR Material Risk Taker.
John E. Kerrigan has been a Trustee of the Trust since 2005 and Chair of the Trust's Board since 2022. Mr. Kerrigan has also served as a Director of iShares, Inc. since 2005, a Trustee of iShares U.S. ETF Trust since 2011, Chair of the Equity Plus and Nominating and Governance Committees of each Board from 2019 to 2021, and as Chair of each Board since 2022. Mr.
37

Kerrigan served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2010 to 2015. Mr. Kerrigan served as Chief Investment Officer of Santa Clara University from 2002 to 2025. Mr. Kerrigan was formerly a Managing Director at Merrill Lynch & Co., including the following responsibilities: Managing Director, Institutional Client Division, Western United States. Mr. Kerrigan has been a Director, since 1999, of The BASIC Fund (Bay Area Scholarships for Inner City Children). Mr. Kerrigan has a BA degree from Boston College and is a Chartered Financial Analyst Charterholder.
Jane D. Carlin has been a Trustee of the Trust since 2015 and Chair of the Securities Lending Committee since 2025. Ms. Carlin has also served as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust since 2015 and Chair of the Securities Lending Committee of each Board since 2025. Ms. Carlin has served as a consultant since 2012 and formerly served as Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley from 2006 to 2012. In addition, Ms. Carlin served as Managing Director and Global Head of the Bank Operational Risk Oversight Department of Credit Suisse Group from 2003 to 2006. Prior to that, Ms. Carlin served as Managing Director and Deputy General Counsel of Morgan Stanley. Ms. Carlin has over 30 years of experience in the financial sector and has served in a number of legal, regulatory, and risk management positions. Ms. Carlin has served as a member of the Audit Committee and as a Director of The Hanover Insurance Group, Inc., each since 2016, and as Chair of the Audit Committee since 2020. Ms. Carlin served as a member of the Audit Committee from 2012 to 2018, Chair of the Nominating and Governance Committee from 2017 to 2018 and as an Independent Director on the Board of PHH Corporation from 2012 to 2018. She previously served as a Director on the Boards of Astoria Financial Corporation and Astoria Bank. Ms. Carlin was appointed by the United States Treasury to the Financial Services Sector Coordinating Council for Critical Infrastructure Protection and Homeland Security, where she served as Chairperson from 2010 to 2012 and Vice Chair and Chair of the Cyber Security Committee from 2009 to 2010. Ms. Carlin has a BA degree in political science from State University of New York at Stony Brook and a JD degree from Benjamin N. Cardozo School of Law.
Richard L. Fagnani has been a Trustee of the Trust since 2017 and Chair of the 15(c) Committee since 2025. Mr. Fagnani has also served as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust since 2017 and Chair of the 15(c) Committee of each Board since 2025. Mr. Fagnani served as an Advisory Board Member of the Trust, iShares U.S. ETF Trust and iShares, Inc. from April 2017 to June 2017. Mr. Fagnani served as a Senior Audit Partner at KPMG LLP from 2002 to 2016, most recently as the U.S. asset management audit practice leader responsible for setting strategic direction and execution of the operating plan for the asset management audit practice. In addition, from 1977 to 2002, Mr. Fagnani served as an Audit Partner at Andersen LLP, where he developed and managed the asset management audit practice in the Philadelphia office. Mr. Fagnani served as a Trustee on the Board of the Walnut Street Theater in Philadelphia from 2009 to 2014 and as a member of the School of Business Advisory Board at LaSalle University from 2006 to 2014. Mr. Fagnani has also served as a Director of One Generation Away, a non-profit which works to bring healthy food directly to people in need, since 2021. Mr. Fagnani has a BS degree in Accounting from LaSalle University.
Laura F. Fergerson has been a Trustee of the Trust since 2024 and Chair of the Audit Committee of the Trust since 2025. Ms. Fergerson has also served as a Director of iShares, Inc., a Trustee of iShares U.S. ETF Trust since 2024, and Chair of the Audit Committee of each Board since 2025. From 2017 to 2024, Ms. Fergerson was the President of Franklin Templeton Services, LLC where she led the global fund administration division. Prior to that, she held various roles at Franklin Templeton since 1993, which included managing financial and regulatory reporting and global fund tax. Ms. Fergerson has been a Director, since 2019, of the Crocker Art Museum Association and was the President, from 2022 to 2023, of the Crocker Art Museum Foundation. Ms. Fergerson has a BA degree in Economics from the University of California, Berkeley and is a Certified Public Accountant (inactive) and a member of the American Institute of Certified Public Accountants.
Cecilia H. Herbert has been a Trustee of the Trust since 2005. Ms. Herbert has also served as a Director of iShares, Inc. since 2005, a Trustee of iShares U.S. ETF Trust since 2011 and Chair of the Trust's Board from 2016 to 2021. Ms. Herbert served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2010 to 2015. Previously, Ms. Herbert served as Trustee of the Montgomery Funds from 1992 to 2003, the Pacific Select Funds from 2004 to 2005, the Forward Funds from 2009 to 2018, the Salient Funds from 2015 to 2018 and the Thrivent Church Loan and Income Fund from 2019 to 2022. She has served as a member of the Finance, Audit and Quality Committees and Trustee of Stanford Health Care since 2016 and became Chair of the Finance Committee of Stanford Health Care in 2019. She has served as a Trustee of WNET, New York’s public media station, since 2011 and a Member of its Audit Committee since 2018. She was appointed to the Wyoming State Investment Funds Committee in 2022. She became a member of the Governing Council of the Independent Directors Council in 2018. She served as a Director of the Senior Center of Jackson Hole from 2020 to 2023 and of the Jackson Hole Center for the Arts since 2021. She was President of the Board of Catholic Charities CYO, the largest social services agency in the San Francisco Bay Area, from 2007 to 2011 and a member of that board from 1992 to 2013. From 1973 to 1990 she worked at J.P.
38

Morgan/Morgan Guaranty Trust doing international corporate finance and corporate lending, retiring as Managing Director and Head of the West Coast Office. Ms. Herbert has been on numerous non-profit boards, chairing investment and finance committees. She holds a double major in economics and communications from Stanford University and an MBA from Harvard Business School.
James Lam has been a Trustee of the Trust since 2024 and Chair of the Risk Committee of the Trust since 2025. Mr. Lam has also served as a Director of iShares, Inc., a Trustee of iShares U.S. ETF Trust since 2024, and Chair of the Risk Committee of each Board since 2025. Mr. Lam has over 40 years of experience in corporate governance and risk management as a board director, management consultant, and chief risk officer. He has previously served as a director on public, private, and fund boards, including leadership roles as the chair of the risk, audit, and compliance committees. From 2012 to 2020, Mr. Lam was a Director of E*TRADE Financial and E*TRADE Bank, where he served as Risk Oversight Committee Chair and Audit Committee Member. Mr. Lam has been President of James Lam & Associates, Inc., a risk management consulting firm serving global clients across all major industry sectors, since 2002. Previously, Mr. Lam served as Founder and President of ERisk, a Partner of Oliver Wyman, and the Chief Risk Officer of Fidelity Investments. Mr. Lam has served as a Director of the FAIR Institute, a not-for-profit organization dedicated to advancing the discipline of cyber risk quantification, since 2020. Mr. Lam is the author of “Enterprise Risk Management” and “Implementing Enterprise Risk Management,” leading risk management books. He holds the NACD Directorship Certification and the NACD CERT Certificate in Cyber-Risk Oversight. Mr. Lam has been an adjunct professor at Carnegie Mellon University since 2018 and a member of the Zicklin School of Business Dean's Council of Baruch College since 2017. Mr. Lam has a BBA from Baruch College and an MBA from the University of California, Los Angeles.
Drew E. Lawton has been a Trustee of the Trust since 2017 and Chair of the Fixed Income Plus Committee of the Trust since 2025. Mr. Lawton has also served as a Director of iShares, Inc., a Trustee of iShares U.S. ETF Trust, and Chair of the Fixed Income Plus Committee of each Board since 2025. Mr. Lawton also served as an Advisory Board Member of the Trust, iShares, Inc. and iShares U.S. ETF Trust from 2016 to 2017. Mr. Lawton served as Director of Principal Funds, Inc., Principal Variable Contracts Funds, Inc. and Principal Exchange-Traded Funds from March 2016 to October 2016. Mr. Lawton has also served as a member of the Compensation and Finance and Risk Committees and Director of Jackson Financial Inc. since 2021. Mr. Lawton served in various capacities at New York Life Insurance Company from 2010 to 2015, most recently as a Senior Managing Director and Chief Executive Officer of New York Life Investment Management. From 2008 to 2010, Mr. Lawton was the President of Fridson Investment Advisors, LLC. Mr. Lawton previously held multiple roles at Fidelity Investments from 1997 to 2008. Mr. Lawton has been an Adjunct Professor at the University of North Texas since 2021. Mr. Lawton has a BA degree in Administrative Science from Yale University and an MBA from University of North Texas.
John E. Martinez has been a Trustee of the Trust since 2003 and Chair of the Equity Plus Committee of the Trust since 2025. Mr. Martinez has also served as a Director of iShares, Inc. since 2003, a Trustee of iShares U.S. ETF Trust since 2011, and Chair of the Equity Plus Committee of each Board since 2025. Mr. Martinez served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2010 to 2015. Mr. Martinez is a Director of Real Estate Equity Exchange, Inc., providing governance oversight and consulting services to this privately held firm that develops products and strategies for homeowners in managing the equity in their homes. From 2017 to 2020, Mr. Martinez served as a Board member for the Cloudera Foundation. Mr. Martinez previously served as Director of Barclays Global Investors (“BGI”) UK Holdings, where he provided governance oversight representing BGI’s shareholders (Barclays PLC, BGI management shareholders) through oversight of BGI’s worldwide activities. Mr. Martinez also previously served as Co-Chief Executive Officer of the Global Index and Markets Group of BGI, Chairman of Barclays Global Investor Services and Chief Executive Officer of the Capital Markets Group of BGI. From 2003 to 2012, he was a Director and Executive Committee Member for Larkin Street Youth Services. He now serves on the Larkin Street Honorary Board. From 2012 to 2016, Mr. Martinez served as a Director for Reading Partners. Mr. Martinez has an AB degree in economics from The University of California, Berkeley and holds an MBA degree in finance and statistics from The University of Chicago Booth School of Business.
Madhav V. Rajan has been a Trustee of the Trust since 2011 and Chair of the Nominating and Governance Committee of the Trust since 2025. Mr. Rajan has also served as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust since 2011, and Chair of the Nominating and Governance Committee of each Board since 2025. Mr. Rajan served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2011 to 2015. Mr. Rajan is the Dean and George Pratt Shultz Professor of Accounting at the University of Chicago Booth School of Business and also serves as Chair of the Board for the Center for Research in Security Prices, LLC, an affiliate of the University of Chicago Booth School of Business, since 2020. He has served on the Advisory Board of C.M. Capital Corporation since 2016 and as a Director of C.M. Capital Corporation since 2020. Mr. Rajan has served as a director of WellBe Senior Medical since 2023. From 2001 to 2017, Mr. Rajan was the Robert K. Jaedicke
39

Professor of Accounting at the Stanford University Graduate School of Business. In April 2017, he received the school’s Robert T. Davis Award for Lifetime Achievement and Service. He has taught accounting for over 25 years to undergraduate, MBA and law students, as well as to senior executives. From 2010 to 2016, Mr. Rajan served as the Senior Associate Dean for Academic Affairs and head of the MBA Program at the Stanford University Graduate School of Business. Mr. Rajan served as editor of “The Accounting Review” from 2002 to 2008 and is co-author of “Cost Accounting: A Managerial Emphasis,” a leading cost accounting textbook. From 2013 to 2018, Mr. Rajan served on the Board of Directors of Cavium Inc., a semiconductor company. Mr. Rajan holds MS and PhD degrees in Accounting from Carnegie Mellon University.
Board – Leadership Structure and Oversight Responsibilities
Overall responsibility for oversight of the Fund rests with the Board. The Board has engaged BFA to manage the Fund on a day-to-day basis. The Board is responsible for overseeing BFA and other service providers in the operations of the Fund in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust’s charter. The Board is currently composed of eleven members, nine of whom are Independent Trustees. The Board currently conducts regular in person meetings four times a year. In addition, the Board frequently holds special in person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. The Independent Trustees meet regularly outside the presence of management, in executive session or with other service providers to the Trust.
The Board has appointed an Independent Trustee to serve in the role of Board Chair. The Board Chair’s role is to preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Board Chair may also perform such other functions as may be delegated by the Board from time to time. The Board has established seven standing Committees: a Nominating and Governance Committee, an Audit Committee, a 15(c) Committee, a Securities Lending Committee, a Risk Committee, an Equity Plus Committee and a Fixed Income Plus Committee to assist the Board in the oversight and direction of the business and affairs of the Fund, and from time to time the Board may establish ad hoc committees or informal working groups to review and address the policies and practices of the Fund with respect to certain specified matters. The Chair of each standing Committee is an Independent Trustee. The role of the Chair of each Committee is to preside at all meetings of the Committee and to act as a liaison with service providers, officers, attorneys and other Trustees between meetings. Each standing Committee meets regularly to conduct the oversight functions delegated to the Committee by the Board and reports its finding to the Board. The Board and each standing Committee conduct annual assessments of their oversight function and structure. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise independent judgment over management and it allocates areas of responsibility among committees of Independent Trustees and the full Board to enhance effective oversight.
Day-to-day risk management with respect to the Fund is the responsibility of BFA or other service providers (depending on the nature of the risk), subject to the supervision of BFA. The Fund is subject to a number of risks, including investment, compliance, operational, reputational, counterparty and valuation risks, among others. While there are a number of risk management functions performed by BFA and other service providers, as applicable, it is not possible to identify and eliminate all of the risks applicable to the Fund. The Trustees have an oversight role in this area, satisfying themselves that risk management processes and controls are in place and operating effectively. Risk oversight forms part of the Board’s general oversight of the Fund and is addressed as part of various Board and committee activities. In some cases, risk management issues are specifically addressed in presentations and discussions. For example, BFA has an independent dedicated Risk and Quantitative Analysis Group (“RQA”) that assists BFA in managing fiduciary and corporate risks, including investment, operational, counterparty credit and enterprise risk. Representatives of RQA meet with the Board to discuss their analysis and methodologies, as well as specific risk topics such as operational and counterparty risks relating to the Fund. The Board, directly or through a committee, also reviews reports from, among others, management and the independent registered public accounting firm for the Trust, as appropriate, regarding risks faced by the Fund and management’s risk functions. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Trust's compliance program, including assessments by independent third parties, and reports to the Board regarding compliance matters for the Trust and its principal service providers. In testing and maintaining the compliance program, the Chief Compliance Officer (and his or her delegates) assesses key compliance risks affecting the Fund, and addresses them in periodic reports to the Board. In addition, the Audit Committee meets with both the Fund's independent registered public accounting firm and BFA’s internal audit group to review risk controls in place that support the Fund as well as test results. Board oversight of risk is also performed as needed between meetings through communications between BFA and the Board. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight
40

responsibilities. From time to time, the Board may modify the manner in which it conducts risk oversight. The Board’s oversight role does not make it a guarantor of the Fund's investment performance or other activities.
Committees of the Board of Trustees.  The members of the Audit Committee are Laura F. Fergerson (Chair), Richard L. Fagnani (Co-Chair from January 1, 2025 to June 30, 2025), Cecilia H. Herbert and John E. Martinez, each of whom is an Independent Trustee. The purposes of the Audit Committee are to assist the Board (i) in its oversight of the Trust's accounting and financial reporting principles and policies and related controls and procedures maintained by or on behalf of the Trust; (ii) in its oversight of the Trust's financial statements and the independent audit thereof; (iii) in selecting, evaluating and, where deemed appropriate, replacing the independent accountants (or nominating the independent accountants to be proposed for shareholder approval in any proxy statement); (iv) in evaluating the independence of the independent accountants; (v) in complying with legal and regulatory requirements that relate to the Trust's accounting and financial reporting, internal controls, compliance controls and independent audits; and (vi) to assume such other responsibilities as may be delegated by the Board. The Audit Committee met five times during the fiscal year ended July 31, 2025.
The members of the Nominating and Governance Committee are Madhav V. Rajan (Chair), Richard L. Fagnani, Laura F. Fergerson, and Cecilia H. Herbert, each of whom is an Independent Trustee. The Nominating and Governance Committee nominates individuals for Independent Trustee membership on the Board and recommends appointments to the Advisory Board. The Nominating and Governance Committee functions include, but are not limited to, the following: (i) reviewing the qualifications of any person properly identified or nominated to serve as an Independent Trustee; (ii) recommending to the Board and current Independent Trustees the nominee(s) for appointment as an Independent Trustee by the Board and current Independent Trustees and/or for election as Independent Trustees by shareholders to fill any vacancy for a position of Independent Trustee(s) on the Board; (iii) recommending to the Board and current Independent Trustees the size and composition of the Board and Board committees and whether they comply with applicable laws and regulations; (iv) recommending a current Independent Trustee to the Board and current Independent Trustees to serve as Board Chair; (v) periodic review of the Board's retirement policy; and (vi) recommending an appropriate level of compensation for the Independent Trustees for their services as Trustees, members or chairpersons of committees of the Board, Board Chair and any other positions as the Nominating and Governance Committee considers appropriate. The Nominating and Governance Committee does not consider Board nominations recommended by shareholders (acting solely in their capacity as a shareholder and not in any other capacity). The Nominating and Governance Committee met three times during the fiscal year ended July 31, 2025.
Each Independent Trustee serves on the 15(c) Committee. The Chair of the 15(c) Committee is Richard L. Fagnani. The principal responsibilities of the 15(c) Committee are to support, oversee and organize on behalf of the Board the process for the annual review and renewal of the Trust's advisory and sub-advisory agreements. These responsibilities include: (i) meeting with BlackRock, Inc. in advance of the Board meeting at which the Trust's advisory and sub-advisory agreements are to be considered to discuss generally the process for providing requested information to the Board and the format in which information will be provided; and (ii) considering and discussing with BlackRock, Inc. such other matters and information as may be necessary and appropriate for the Board to evaluate the investment advisory and sub-advisory agreements of the Trust. The 15(c) Committee met two times during the fiscal year ended July 31, 2025.
The members of the Securities Lending Committee are Jane D. Carlin (Chair), James C. Lam, Drew E. Lawton and John E. Martinez, each of whom is an Independent Trustee. The principal responsibilities of the Securities Lending Committee are to support, oversee and organize on behalf of the Board the process for oversight of the Trust's securities lending activities. These responsibilities include: (i) requesting that certain information be provided to the Committee for its review and consideration prior to such information being provided to the Board; (ii) considering and discussing with BlackRock, Inc. such other matters and information as may be necessary and appropriate for the Board to oversee the Trust's securities lending activities and make required findings and approvals; and (iii) providing a recommendation to the Board regarding the annual approval of the Trust's Securities Lending Guidelines and the required findings with respect to, and annual approval of, the Trust's agreement with the securities lending agent. The Securities Lending Committee met six times during the fiscal year ended July 31, 2025.
The members of the Equity Plus Committee are John E. Martinez (Chair), Jane D. Carlin, Richard L. Fagnani, and Cecilia H. Herbert, each of whom is an Independent Trustee. The principal responsibilities of the Equity Plus Committee are to support, oversee and organize on behalf of the Board the process for oversight of Trust performance and related matters for equity funds. These responsibilities include: (i) reviewing quarterly reports regarding Trust performance, secondary market trading and changes in net assets to identify any matters that should be brought to the attention of the Board; and (ii) considering
41

any performance or investment related matters as may be delegated to the Committee by the Board from time to time and providing a report or recommendation to the Board as appropriate. The Equity Plus Committee met four times during the fiscal year ended July 31, 2025.
The members of the Fixed Income Plus Committee are Drew E. Lawton (Chair), Laura F. Fergerson, James C. Lam and Madhav V. Rajan, each of whom is an Independent Trustee. The principal responsibilities of the Fixed Income Plus Committee are to support, oversee and organize on behalf of the Board the process for oversight of Trust performance and related matters for fixed-income or multi-asset funds. These responsibilities include: (i) reviewing quarterly reports regarding Trust performance, secondary market trading and changes in net assets to identify any matters that should be brought to the attention of the Board; and (ii) considering any performance or investment related matters as may be delegated to the Committee by the Board from time to time and providing a report or recommendation to the Board as appropriate. The Fixed Income Plus Committee met four times during the fiscal year ended July 31, 2025.
The members of the Risk Committee are James C. Lam (Chair), Jane D. Carlin (Co-Chair from January 1, 2025 to June 30, 2025), Cecilia H. Herbert, Drew E. Lawton and Madhav V. Rajan, each of whom is an Independent Trustee. The principal responsibility of the Risk Committee is to consider and organize on behalf of the Board risk related matters of the Fund so the Board may most effectively structure itself to oversee them. The Risk Committee commenced on January 1, 2016. The Risk Committee met five times during the fiscal year ended July 31, 2025.
As the Chair of the Board, John E. Kerrigan may serve as an ex-officio member of each Committee.
The following table sets forth, as of December 31, 2024, the dollar range of equity securities beneficially owned by each Trustee in the Fund and in other registered investment companies overseen by the Trustee within the same family of investment companies as the Trust. If a fund is not listed below, the Trustee did not own any securities in that fund as of the date indicated above:
Name	Fund	Dollar Range of Equity Securities in Named Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Robert S. Kapito	None	None	None

Stephen Cohen[1]	None	None	None

John E. Kerrigan	iShares Core MSCI Emerging Markets ETF	$1-$10,000	Over $100,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares ESG Advanced MSCI EAFE ETF	$1-$10,000
	iShares ESG Advanced MSCI USA ETF	$10,001-$50,000
	iShares ESG Aware MSCI EAFE ETF	$10,001-$50,000
	iShares ESG Aware MSCI EM ETF	$1-$10,000
	iShares ESG Aware MSCI USA ETF	$10,001-$50,000
	iShares ESG Aware MSCI USA Small-Cap ETF	$10,001-$50,000
	iShares ESG MSCI KLD 400 ETF	$10,001-$50,000
	iShares Future Exponential Technologies ETF	Over $100,000
	iShares Genomics Immunology and Healthcare ETF	$50,001-$100,000
	iShares Global Clean Energy ETF	Over $100,000
	iShares Global Infrastructure ETF	Over $100,000
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Name	Fund	Dollar Range of Equity Securities in Named Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
	iShares MSCI ACWI ex U.S. ETF	Over $100,000
	iShares MSCI EAFE Growth ETF	$10,001-$50,000
	iShares MSCI EAFE Value ETF	$10,001-$50,000
	iShares MSCI Emerging Markets ex China ETF	$10,001-$50,000
	iShares MSCI USA Equal Weighted ETF	Over $100,000
	iShares ESG Optimized MSCI USA ETF	$10,001-$50,000
	iShares MSCI USA Quality Factor ETF	$10,001-$50,000
	iShares S&P 500 Growth ETF	$50,001-$100,000
	iShares S&P 500 Value ETF	$10,001-$50,000
	iShares U.S. Infrastructure ETF	$1-$10,000
	iShares U.S. Technology ETF	$10,001-$50,000

Jane D. Carlin	iShares Core MSCI EAFE ETF	$50,001-$100,000	Over $100,000
	iShares Core MSCI Emerging Markets ETF	$10,001-$50,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P Mid-Cap ETF	$10,001-$50,000
	iShares Core S&P Small-Cap ETF	Over $100,000
	iShares Global Clean Energy ETF	$1-$10,000
	iShares MSCI ACWI ex U.S. ETF	$50,001-$100,000
	iShares MSCI Global Select Metals and Mining Producers	$10,001-$50,000
	iShares Select Dividend ETF	$50,001-$100,000
	iShares Short Treasury Bond ETF	$10,001-$50,000

Richard L. Fagnani	iShares Core Dividend Growth ETF	Over $100,000	Over $100,000
	iShares Core MSCI EAFE ETF	$50,001-$100,000
	iShares Core MSCI Europe ETF	$50,001-$100,000
	iShares Core MSCI International Developed Markets ETF	Over $100,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P Small-Cap ETF	Over $100,000
	iShares Core S&P Total U.S. Stock Market ETF	Over $100,000
	iShares Core S&P U.S. Growth ETF	Over $100,000
	iShares International Dividend Growth ETF	$50,001-$100,000
	iShares Morningstar Growth ETF	Over $100,000
	iShares Morningstar Mid-Cap ETF	Over $100,000
	iShares Morningstar Mid-Cap Value ETF	$10,001-$50,000
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Name	Fund	Dollar Range of Equity Securities in Named Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
	iShares MSCI Intl Momentum Factor ETF	Over $100,000
	iShares MSCI Intl Value Factor ETF	$50,001-$100,000
	iShares U.S. Real Estate ETF	$10,001-$50,000

Laura F. Fergerson[2]	iShares Core S&P Small-Cap ETF	$50,001-$100,000	Over $100,000
	iShares Preferred and Income Securities ETF	Over $100,000
	iShares Russell 1000 Growth ETF	$50,001-$100,000
	iShares Russell 2000 Growth ETF	$50,001-$100,000

Cecilia H. Herbert	iShares 1-5 Year Investment Grade Corporate Bond ETF	$10,001-$50,000	Over $100,000
	iShares Core Dividend Growth ETF	Over $100,000
	iShares Core MSCI Total International Stock ETF	$10,001-$50,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P U.S. Growth ETF	Over $100,000
	iShares Core S&P U.S. Value ETF	Over $100,000
	iShares MSCI USA Value Factor ETF	Over $100,000

James Lam[2]	iShares 7-10 Year Treasury Bond ETF	Over $100,000	Over $100,000
	iShares 10-20 Year Treasury Bond ETF	$50,001-$100,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P Mid-Cap ETF	Over $100,000
	iShares Dow Jones U.S. ETF	Over $100,000
	iShares Global Infrastructure ETF	$50,001-$100,000
	iShares Russell 2000 Growth ETF	Over $100,000
	iShares Russell 2000 Value ETF	Over $100,000
	iShares S&P 500 Growth ETF	Over $100,000
	iShares S&P 500 Value ETF	Over $100,000
	iShares Semiconductor ETF	$50,001-$100,000
	iShares TIPS Bond ETF	Over $100,000

Drew E. Lawton	iShares 1-3 Year Treasury Bond ETF	Over $100,000	Over $100,000
	iShares 20+ Year Treasury Bond BuyWrite Strategy ETF	$50,001-$100,000
	iShares Biotechnology ETF	$50,001-$100,000
	iShares Core Dividend Growth ETF	Over $100,000
	iShares Core MSCI Total International Stock ETF	$10,001-$50,000
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Name	Fund	Dollar Range of Equity Securities in Named Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
	iShares Core S&P Total U.S. Stock Market ETF	Over $100,000
	iShares Core US Aggregate Bond ETF	$50,001-$100,000
	iShares Expanded Tech Sector ETF	$50,001-$100,000
	iShares Future Exponential Technologies ETF	Over $100,000
	iShares Global Financials ETF	$10,001-$50,000
	iShares MSCI Japan ETF	$50,001-$100,000
	iShares U.S. Financial Services ETF	$10,001-$50,000
	iShares U.S. Financials ETF	$10,001-$50,000
	iShares U.S. Healthcare ETF	Over $100,000

John E. Martinez	iShares Core MSCI International Developed Markets ETF	$10,001-$50,000	Over $100,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P Small-Cap ETF	Over $100,000
	iShares Global Consumer Staples ETF	$50,001-$100,000
	iShares Large Cap Max Buffer Sep ETF	Over $100,000
	iShares Russell 1000 ETF	Over $100,000
	iShares Russell 2000 ETF	Over $100,000

Madhav V. Rajan	iShares Core MSCI International Developed Markets ETF	Over $100,000	Over $100,000
	iShares Core S&P 500 ETF	Over $100,000

1
Appointed to serve as an Interested Trustee effective March 5, 2024.
2
Appointed to serve as an Independent Trustee effective April 8, 2024.
As of December 31, 2024, none of the Independent Trustees or their immediate family members owned beneficially or of record any securities of BFA (the Fund's investment adviser), the Distributor or any person controlling, controlled by or under common control with BFA or the Distributor.
Remuneration of Trustees and Advisory Board Members.  Effective January 1, 2025, each current Independent Trustee is paid an annual retainer of $475,000 for his or her services as a Board member to the BlackRock-advised Funds in the iShares Complex, together with out-of-pocket expenses in accordance with the Board’s policy on travel and other business expenses relating to attendance at meetings. The annual retainer for services as an Advisory Board Member is the same as the annual retainer for services as a Board member. The Independent Chair of the Board is paid an additional annual retainer of $125,000. The Chair of each of the Audit Committee, Risk Committee, Equity Plus Committee, Fixed Income Plus Committee, Securities Lending Committee, Nominating and Governance Committee and 15(c) Committee is paid an additional annual retainer of $50,000. The Co-Chair of each of the Audit Committee and Risk Committee was paid an additional retainer of $25,000. Prior to January 1, 2025, each Independent Trustee that served as a director of subsidiaries of the iShares Complex was paid an additional annual retainer of $10,000.
The table below sets forth the compensation paid to each Independent Trustee for services to the Funds and the aggregate compensation paid to them for services to the iShares Complex. Because BFA has agreed in the Investment Advisory
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Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation from its management fees. Compensation from the iShares Complex is not paid to Interested Trustees.
Trustee	Aggregate Compensation for the Funds in this SAI[1]	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Benefits Upon Retirement	Aggregate Compensation for the iShares Complex[2]
Interested Trustees:

Robert S. Kapito	None	Not Applicable	Not Applicable	None
Stephen Cohen[3]	None	Not Applicable	Not Applicable	None

Independent Trustees:

Jane D. Carlin	$1,210	Not Applicable	Not Applicable	$505,000
Richard L. Fagnani	1,199	Not Applicable	Not Applicable	515,000
Laura F. Fergerson[4]	1,050	Not Applicable	Not Applicable	341,250
Cecilia H. Herbert	1,161	Not Applicable	Not Applicable	525,000
John E. Kerrigan	1,386	Not Applicable	Not Applicable	580,000
James Lam[4]	1,050	Not Applicable	Not Applicable	341,250
Drew E. Lawton	1,219	Not Applicable	Not Applicable	500,000
John E. Martinez	1,195	Not Applicable	Not Applicable	490,000
Madhav V. Rajan	1,195	Not Applicable	Not Applicable	490,000

1
Calculated by multiplying the “Aggregate Compensation for the iShares Complex” by the number of Funds in this SAI compared to the number of funds in the iShares Complex as of the fiscal year end.
2
Includes compensation for services to iShares, Inc., iShares Trust, and iShares U.S. ETF Trust for the most recent calendar year end.
3
Appointed to serve as an Interested Trustee effective March 5, 2024.
4
Appointed to serve as an Independent Trustee effective April 8, 2024.
Control Persons and Principal Holders of Securities.
The Trustees and officers of the Trust collectively owned less than 1% of the Fund's outstanding shares as of October 31, 2025.
Although the Trust does not have information concerning the beneficial ownership of shares held in the names of Depository Trust Company (“DTC”) participants (as defined below), as of October 31, 2025, the name and percentage ownership of each DTC participant that owned of record 5% or more of the outstanding shares of the Fund were as follows:

Name and Address	Percentage of Ownership
National Financial Services LLC 245 Summer Street Boston, MA 02210	40.01%
Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	15.93%
The Bank of New York Mellon 111 Sanders Creek Parkway 2nd Floor East Syracuse, NY 13057	8.82%
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Conflicts of Interest.  Certain activities of BlackRock, Inc., BlackRock Advisors, LLC, BlackRock Fund Advisors and the other subsidiaries of BlackRock, Inc. (collectively referred to in this section as “BlackRock”) and their respective directors, officers or employees, with respect to the Funds and/or other accounts managed by BlackRock, may give rise to actual or perceived conflicts of interest such as those described below.
BlackRock is one of the world’s largest asset management firms. BlackRock, its subsidiaries and their respective directors, officers and employees, including the business units or entities and personnel who may be involved in the investment activities and business operations of a Fund, are engaged worldwide in businesses, including managing equities, fixed income securities, cash and alternative investments, and other financial services, and have interests other than that of managing the Funds. These are considerations of which investors in a Fund should be aware, and which may cause conflicts of interest that could disadvantage a Fund and its shareholders. These businesses and interests include potential multiple advisory, transactional, financial and other relationships with, or interests in companies and interests in securities or other instruments that may be purchased or sold by a Fund.
BlackRock has proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of a Fund and/or that engage in transactions in the same types of securities, currencies and instruments as the Fund. BlackRock is also a major participant in the global currency, equities, swap and fixed income markets, in each case, for the accounts of clients and, in some cases, on a proprietary basis. As such, BlackRock is or may be actively engaged in transactions in the same securities, currencies, and instruments in which a Fund invests.
Such activities could affect the prices and availability of the securities, currencies, and instruments in which a Fund invests, which could have an adverse impact on a Fund’s performance. Such transactions, particularly in respect of most proprietary accounts or client accounts, will be executed independently of a Fund’s transactions and thus at prices or rates that may be more or less favorable than those obtained by the Fund. In addition, the portfolio holdings of certain BlackRock-advised investment vehicles managed in an identical or substantially similar manner as certain Funds are made publicly available on a more timely basis than the applicable Fund. In some cases, such portfolio holdings are made publicly available on a daily basis. While not expected, it is possible that a recipient of portfolio holdings information for such an investment vehicle could cause harm to a Fund that is managed in an identical or substantially similar manner, including by trading ahead of or against such Fund based on the information received.
When BlackRock seeks to purchase or sell the same assets for client accounts, including a Fund, the assets actually purchased or sold may be allocated among the accounts on a basis determined in its good faith discretion to be equitable. In some cases, this system may adversely affect the size or price of the assets purchased or sold for a Fund. In addition, transactions in investments by one or more other accounts managed by BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of a Fund, particularly, but not limited to, with respect to small capitalization, emerging market or less liquid strategies. This may occur with respect to BlackRock-advised accounts when investment decisions regarding a Fund are based on research or other information that is also used to support decisions for other accounts. When BlackRock implements a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for a Fund, market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Fund could otherwise be disadvantaged. BlackRock may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences, which may cause a Fund to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so.
Conflicts may also arise because portfolio decisions regarding a Fund may benefit other accounts managed by BlackRock. For example, the sale of a long position or establishment of a short position by a Fund may impair the price of the same security sold short by (and therefore benefit) BlackRock or its other accounts or funds, and the purchase of a security or covering of a short position in a security by a Fund may increase the price of the same security held by (and therefore benefit) BlackRock or its other accounts or funds.
BlackRock, on behalf of other client accounts, on the one hand, and a Fund, on the other hand, may invest in or extend credit to different parts of the capital structure of a single issuer. BlackRock may pursue rights, provide advice or engage in other activities, or refrain from pursuing rights, providing advice or engaging in other activities, on behalf of other clients with respect to an issuer in which a Fund has invested, and such actions (or refraining from action) may have a material adverse
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effect on the Fund. In situations in which clients of BlackRock (including the Funds) hold positions in multiple parts of the capital structure of an issuer, BlackRock may not pursue certain actions or remedies that may be available to a Fund, as a result of legal and regulatory requirements or otherwise. BlackRock addresses these and other potential conflicts of interest based on the facts and circumstances of particular situations. For example, BlackRock may determine to rely on information barriers between different business units or portfolio management teams. BlackRock may also determine to rely on the actions of similarly situated holders of loans or securities rather than, or in connection with, taking such actions itself on behalf of the Funds.
In addition, to the extent permitted by applicable law, certain Funds may invest their assets in other funds advised by BlackRock, including funds that are managed by one or more of the same portfolio managers, which could result in conflicts of interest relating to asset allocation, timing of Fund purchases and redemptions or sales, and increased remuneration and profitability for BlackRock and/or its personnel, including portfolio managers.
In certain circumstances, BlackRock, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BlackRock. BlackRock may (but is not required to) effect purchases and sales between BlackRock clients (“cross trades”), including the Funds, if BlackRock believes such transactions are appropriate based on each party’s investment objectives and guidelines, subject to applicable law and regulation. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit BlackRock’s decision to engage in these transactions for the Funds. BlackRock may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.
BlackRock and its clients may pursue or enforce rights with respect to an issuer in which a Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of the Fund’s investments may be negatively impacted by the activities of BlackRock or its clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.
The results of a Fund’s investment activities may differ significantly from the results achieved by BlackRock for its proprietary accounts or other accounts (including investment companies or collective investment vehicles) that it manages or advises. It is possible that one or more accounts managed or advised by BlackRock and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which one or more proprietary or other accounts managed or advised by BlackRock achieve significant profits. The opposite result is also possible.
From time to time, a Fund may be restricted from purchasing or selling securities, or from engaging in other investment activities because of regulatory, legal or contractual requirements applicable to BlackRock or other accounts managed or advised by BlackRock, and/or the internal policies of BlackRock designed to comply with such requirements. As a result, there may be periods, for example, when BlackRock will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which BlackRock is performing services or when position limits have been reached. For example, the investment activities of BlackRock for its proprietary accounts and accounts under its management may limit the investment opportunities for a Fund in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.
In connection with its management of a Fund, BlackRock may have access to certain fundamental analysis and proprietary technical models developed by BlackRock. BlackRock will not be under any obligation, however, to effect transactions on behalf of a Fund in accordance with such analysis and models. In addition, BlackRock will not have any obligation to make available any information regarding its proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of a Fund and it is not anticipated that BlackRock will have access to such information for the purpose of managing the Fund. The proprietary activities or portfolio strategies of BlackRock, or the activities or strategies used for accounts managed by BlackRock or other client accounts could conflict with the transactions and strategies employed by BlackRock in managing a Fund.
The Funds may be included in investment models developed by BlackRock for use by clients and financial advisors. To the extent clients invest in these investment models and increase the assets under management of the Funds, the investment management fee amounts paid by the Funds to BlackRock may also increase. The net asset value and liquidity of a Fund may be impacted by purchases and sales of the Fund by model-driven investment portfolios, as well as by BlackRock itself and by its advisory clients. In addition, certain principals and certain employees of a Fund’s investment adviser are also principals or employees of other business units or entities within BlackRock. As a result, these principals and employees may have
48

obligations to such other business units or entities or their clients and such obligations to other business units or entities or their clients may be a consideration of which investors in a Fund should be aware.
BlackRock may enter into transactions and invest in securities, instruments and currencies on behalf of a Fund in which clients of BlackRock, or, to the extent permitted by the SEC and applicable law, BlackRock, serves as the counterparty, principal or issuer. In such cases, such party’s interests in the transaction will be adverse to the interests of the Fund, and such party may have no incentive to assure that the Fund obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by a Fund may enhance the profitability of BlackRock.
BlackRock may also create, write or issue derivatives for clients, the underlying securities, currencies or instruments of which may be those in which a Fund invests or which may be based on the performance of the Fund. Additionally, an affiliate of BlackRock will create, write or issue options, which may be based on the performance of certain Funds. BlackRock has entered into an arrangement with Markit Indices Limited, the index provider for underlying fixed-income indexes used by certain iShares ETFs, related to derivative fixed-income products that are based on such iShares ETFs. Trading activity in these derivative products could also potentially lead to greater liquidity for such products, increased purchase activity with respect to these iShares ETFs and increased assets under management for BlackRock. A Fund may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by BlackRock and may also enter into transactions with other clients of BlackRock where such other clients have interests adverse to those of the Fund. At times, these activities may cause business units or entities within BlackRock to give advice to clients that may cause these clients to take actions adverse to the interests of the Fund. To the extent such transactions are permitted, a Fund will deal with BlackRock on an arms-length basis.
To the extent authorized by applicable law, BlackRock may act as broker, dealer, agent, lender or adviser or in other commercial capacities for a Fund. It is anticipated that the commissions, mark-ups, markdowns, financial advisory fees, underwriting and placement fees, sales fees, financing and commitment fees, brokerage fees, other fees, compensation or profits, rates, terms and conditions charged by BlackRock will be in its view commercially reasonable, although BlackRock, including its sales personnel, will have an interest in obtaining fees and other amounts that are favorable to BlackRock and such sales personnel, which may have an adverse effect on the Funds. Index based funds may use an index provider that is affiliated with another service provider of the Fund or BlackRock that acts as a broker, dealer, agent, lender or in other commercial capacities for a Fund or BlackRock.
Subject to applicable law, BlackRock (and its personnel and other distributors) will be entitled to retain fees and other amounts that they receive in connection with their service to the Funds as broker, dealer, agent, lender, adviser or in other commercial capacities. No accounting to the Funds or their shareholders will be required, and no fees or other compensation payable by the Funds or their shareholders will be reduced by reason of receipt by BlackRock of any such fees or other amounts.
When BlackRock acts as broker, dealer, agent, adviser or in other commercial capacities in relation to the Funds, BlackRock may take commercial steps in its own interests, which may have an adverse effect on the Funds. A Fund will be required to establish business relationships with its counterparties based on the Fund’s own credit standing. BlackRock will not have any obligation to allow its credit to be used in connection with a Fund’s establishment of its business relationships, nor is it expected that the Fund’s counterparties will rely on the credit of BlackRock in evaluating the Fund’s creditworthiness.
BTC, an affiliate of BlackRock, pursuant to SEC exemptive relief, acts as securities lending agent to, and receives a share of securities lending revenues from, the Funds. BlackRock will also receive compensation for managing the reinvestment of the cash collateral from securities lending. There are potential conflicts of interests in managing a securities lending program, including but not limited to: (i) BlackRock as securities lending agent may have an incentive to, among other things, increase or decrease the amount of securities on loan or to lend particular securities in order to generate additional risk-adjusted revenue for BlackRock and its affiliates; and (ii) BlackRock as securities lending agent may have an incentive to allocate loans to clients that would provide more revenue to BlackRock. As described further below, BlackRock seeks to mitigate this conflict by providing its securities lending clients with equal lending opportunities over time in order to approximate pro rata allocation.
As part of its securities lending program, BlackRock indemnifies the Funds and certain other clients and/ or funds against a shortfall in collateral in the event of borrower default. On a regular basis, BlackRock calculates the potential dollar exposure of collateral shortfall resulting from a borrower default (“shortfall risk”) in the securities lending program. BlackRock establishes
49

program-wide borrower limits (“credit limits”) to actively manage borrower-specific credit exposure. BlackRock oversees the risk model that calculates projected collateral shortfall values using loan-level factors such as loan and collateral type and market value as well as specific borrower credit characteristics. When necessary, BlackRock may adjust securities lending program attributes by restricting eligible collateral or reducing borrower credit limits. As a result, the management of program-wide exposure as well as BlackRock-specific indemnification exposure may affect the amount of securities lending activity BlackRock may conduct at any given point in time by reducing the volume of lending opportunities for certain loans (including by asset type, collateral type and/or revenue profile).
BlackRock may decline to make a securities loan on behalf of a Fund, discontinue lending on behalf of a Fund or terminate a securities loan on behalf of a Fund for any reason, including but not limited to regulatory requirements and/or market rules, liquidity considerations, or credit considerations, which may impact Funds by reducing or eliminating the volume of lending opportunities for certain types of loans, loans in particular markets, loans of particular securities or types of securities, or for loans overall. In addition, some borrowers may prefer certain BlackRock lenders that provide additional protections against lender default that are favored by their prudential regulation.
BlackRock uses a predetermined systematic process in order to approximate pro rata allocation over time. In order to allocate a loan to a portfolio: (i) BlackRock as a whole must have sufficient lending capacity pursuant to the various program limits (i.e., indemnification exposure limit and borrower credit limits); (ii) the lending portfolio must hold the asset at the time a loan opportunity arrives; and (iii) the lending portfolio must also have enough inventory, either on its own or when aggregated with other portfolios into one single market delivery, to satisfy the loan request. In doing so, BlackRock seeks to provide equal lending opportunities for all portfolios, independent of whether BlackRock indemnifies the portfolio. Equal opportunities for lending portfolios does not guarantee equal outcomes. Specifically, short and long-term outcomes for individual clients may vary due to asset mix, asset/liability spreads on different securities, and the overall limits imposed by the firm.
Purchases and sales of securities and other assets for a Fund may be bunched or aggregated with orders for other BlackRock client accounts, including with accounts that pay different transaction costs solely due to the fact that they have different research payment arrangements. BlackRock, however, is not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that bunching or aggregating is not practicable or required, or in cases involving client direction.
Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.
BlackRock does not currently enter into arrangements to use the Fund’s assets for, or participate in, soft dollars, although BlackRock may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that BlackRock receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by BlackRock.
Subject to applicable law, BlackRock may select brokers that furnish BlackRock, the Funds, other BlackRock client accounts or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in BlackRock’s view, appropriate assistance to BlackRock in the investment decision-making process (including with respect to futures, fixed-price offerings and OTC transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; research-oriented software and other services and products.
Research or other services obtained in this manner may be used in servicing any or all of the Funds and other BlackRock client accounts, including in connection with BlackRock client accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other BlackRock client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other BlackRock client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BlackRock client accounts may receive the benefit,
50

including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Funds and to such other BlackRock client accounts. To the extent that BlackRock uses soft dollars, it will not have to pay for those products and services itself.
BlackRock, unless prohibited by applicable law, may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BlackRock believes are useful in its investment decision-making process. BlackRock may from time to time choose not to engage in the above described arrangements to varying degrees. BlackRock, unless prohibited by applicable law, may also enter into commission sharing arrangements under which BlackRock may execute transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BlackRock. To the extent that BlackRock engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.
BlackRock may utilize certain electronic crossing networks (“ECNs”) (including, without limitation, ECNs in which BlackRock has an investment or other interest, to the extent permitted by applicable law) in executing client securities transactions for certain types of securities. These ECNs may charge fees for their services, including access fees and transaction fees. The transaction fees, which are similar to commissions or markups/markdowns, will generally be charged to clients and, like commissions and markups/markdowns, would generally be included in the cost of the securities purchased. Access fees may be paid by BlackRock even though incurred in connection with executing transactions on behalf of clients, including the Funds. In certain circumstances, ECNs may offer volume discounts that will reduce the access fees typically paid by BlackRock. BlackRock will only utilize ECNs consistent with its obligation to seek to obtain best execution in client transactions.
BlackRock owns a minority interest in, and is a member of, Members Exchange (“MEMX”), a newly created U.S. stock exchange. Transactions for a Fund may be executed on MEMX if third party brokers select MEMX as the appropriate venue for execution of orders placed by BlackRock traders on behalf of client portfolios. In addition, transactions in ETF shares may be executed on MEMX if third party brokers select MEMX as the appropriate venue for the execution of such orders.
BlackRock has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Funds, and to help ensure that such decisions are made in accordance with BlackRock’s fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of BlackRock may have the effect of favoring the interests of other clients or businesses of other divisions or units of BlackRock, provided that BlackRock believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see “Proxy Voting Policies.”
It is also possible that, from time to time, BlackRock and /or its advisory clients (including other funds and separately managed accounts) may, subject to compliance with applicable law, purchase and hold shares of a Fund. Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio.
BlackRock reserves the right, subject to compliance with applicable law, to sell into the market or redeem in Creation Units through an Authorized Participant at any time some or all of the shares of the Fund acquired for its own accounts or the account of a BlackRock advisory client. A large sale or redemption of shares of the Fund by BlackRock itself or a BlackRock advisory client could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s liquidity, investment flexibility, portfolio diversification, expense ratio or ability to comply with the listing requirements for the Fund.
It is possible that a Fund may invest in securities of, or engage in transactions with, companies in which BlackRock has significant debt or equity investments or other interests. A Fund may also invest in issuances (such as structured notes) by entities for which BlackRock provides and is compensated for cash management services relating to the proceeds from the sale of such issuances. In making investment decisions for a Fund, BlackRock is not permitted to obtain or use material non-public information acquired by any unit of BlackRock, in the course of these activities. In addition, from time to time, the activities of BlackRock may limit a Fund’s flexibility in purchases and sales of securities. As indicated below, BlackRock may engage in transactions with companies in which BlackRock-advised funds or other clients of BlackRock have an investment.
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BlackRock and its personnel and other financial service providers may have interests in promoting sales of the Funds. With respect to BlackRock and its personnel, the remuneration and profitability relating to services to and sales of the Funds or other products may be greater than remuneration and profitability relating to services to and sales of certain funds or other products that might be provided or offered. BlackRock and its sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the Funds or their shareholders. BlackRock and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher than for other products or services, and the remuneration and profitability to BlackRock and such personnel resulting from transactions on behalf of or management of the Funds may be greater than the remuneration and profitability resulting from other funds or products.
Third parties, including service providers to BlackRock or the Fund, may sponsor events (including, but not limited to, marketing and promotional activities and presentations, educational training programs and conferences) for registered representatives, other professionals and individual investors. There is a potential conflict of interest as such sponsorships may defray the costs of such activities to BlackRock, and may provide an incentive to BlackRock to retain such third parties to provide services to the Fund.
BlackRock may provide valuation assistance to certain clients with respect to certain securities or other investments and the valuation recommendations made for such clients’ accounts may differ from the valuations for the same securities or investments assigned by a Fund’s pricing vendors, especially if such valuations are based on broker-dealer quotes or other data sources unavailable to the Fund’s pricing vendors. While BlackRock will generally communicate its valuation information or determinations to a Fund’s pricing vendors and/or fund accountants, there may be instances where the Fund’s pricing vendors or fund accountants assign a different valuation to a security or other investment than the valuation for such security or investment determined or recommended by BlackRock.
As disclosed in more detail in “Determination of Net Asset Value” in this SAI, when market quotations are not readily available or are believed by BlackRock to be unreliable, a Fund’s investments are valued at fair value by BlackRock. BlackRock has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act and acts through BlackRock’s Rule 2a-5 Committee (the “2a-5 Committee”), with assistance from other BlackRock pricing committees and in accordance with BlackRock’s policies and procedures (the “Valuation Procedures”). When determining a “fair value price,” the 2a-5 Committee seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset or liability in an arm’s-length transaction. The price generally may not be determined based on what a Fund might reasonably expect to receive for selling an asset or liability at a later time or if it holds the asset or liability to maturity. While fair value determinations will be based upon all available factors that BlackRock deems relevant at the time of the determination, and may be based on analytical values determined by BlackRock using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of an asset or liability. The fair value of one or more assets or liabilities may not, in retrospect, be the price at which those assets or liabilities could have been sold during the period in which the particular fair values were used in determining a Fund’s NAV. As a result, a Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued by the 2a-5 Committee at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders and may affect the amount of revenue received by BlackRock with respect to services for which it receives an asset-based fee.
To the extent permitted by applicable law, a Fund may invest all or some of its short term cash investments in any money market fund or similarly-managed private fund advised or managed by BlackRock. In connection with any such investments, a Fund, to the extent permitted by the Investment Company Act, may pay its share of expenses of a money market fund or other similarly managed private fund in which it invests, which may result in a Fund bearing some additional expenses.
BlackRock and its directors, officers and employees, may buy and sell securities or other investments for their own accounts and may have conflicts of interest with respect to investments made on behalf of a Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers and employees of BlackRock that are the same, different from or made at different times than positions taken for the Fund. To lessen the possibility that a Fund will be adversely affected by this personal trading, the Fund, BRIL and BlackRock each have adopted a Code of Ethics in compliance with Section 17(j) of the Investment Company Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Fund’s portfolio transactions. Each Code of Ethics is also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov.
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BlackRock will not purchase securities or other property from, or sell securities or other property to, a Fund, except that the Fund may in accordance with rules or guidance adopted under the Investment Company Act engage in transactions with another Fund or accounts that are affiliated with the Fund as a result of common officers, directors, or investment advisers or pursuant to exemptive orders granted to the Funds and/or BlackRock by the SEC. These transactions would be effected in circumstances in which BlackRock determined that it would be appropriate for the Fund to purchase and another client of BlackRock to sell, or the Fund to sell and another client of BlackRock to purchase, the same security or instrument on the same day. From time to time, the activities of a Fund may be restricted because of regulatory requirements applicable to BlackRock and/or BlackRock’s internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by BlackRock would not be subject to some of those considerations. There may be periods when BlackRock may not initiate or recommend certain types of transactions, or may otherwise restrict or limit its advice in certain securities or instruments issued by or related to companies for which BlackRock is performing advisory or other services or has proprietary positions. For example, when BlackRock is engaged to provide advisory or risk management services for a company, BlackRock may be prohibited from or limited in purchasing or selling securities of that company on behalf of a Fund, particularly where such services result in BlackRock obtaining material non-public information about the company (e.g., in connection with participation in a creditors’ committee). Similar situations could arise if personnel of BlackRock serve as directors of companies the securities of which the Funds wish to purchase or sell. However, if permitted by applicable law, and where consistent with BlackRock’s policies and procedures (including the necessary implementation of appropriate information barriers), the Funds may purchase securities or instruments that are issued by such companies, are the subject of an advisory or risk management assignment by BlackRock, or where personnel of BlackRock are directors or officers of the issuer.
BlackRock has adopted and implemented policies and procedures that are designed to address potential conflicts that arise in connection with the advisory services BlackRock provides to Funds and other clients. Certain BlackRock advisory personnel may take views, and make decisions or recommendations, that are different than or opposite those of other BlackRock advisory personnel. Certain portfolio management teams within BlackRock may make decisions or take (or refrain from taking) actions with respect to clients they advise in a manner different than or adverse to the decisions made or the actions taken (or not taken) by the Funds’ portfolio management teams. The various portfolio management teams may not share information with each other, including as a result of certain information barriers and other policies, and will not have any obligation or other duty to do so.
BlackRock has established certain information barriers and other policies to address the sharing of information between different businesses within BlackRock, including, effective on or about January 21, 2025, with respect to personnel responsible with managing portfolios and voting proxies with respect to certain index equity portfolios versus those responsible for managing portfolios and voting proxies with respect to all other portfolios. As a result of information barriers, certain units of BlackRock generally will not have access, or will have limited access, to certain information and personnel, including senior personnel, in other units of BlackRock, and generally will not manage the Funds with the benefit of information possessed by such other units. Therefore, BlackRock may not be able to review potential investments for the Funds with the benefit of information held by certain areas of BlackRock.
BlackRock may determine to move certain personnel, businesses, or business units from one side of an information barrier to the other side of the information barrier. In connection therewith, BlackRock personnel, businesses, and business units that were moved will no longer have access to the information and personnel from the side of the information barrier from which they were moved. Information obtained in connection with such changes to information barriers may limit or restrict the ability of BlackRock to engage in or otherwise effect transactions on behalf of the Funds (including purchasing or selling securities that BlackRock may otherwise have purchased or sold for a client in the absence of a change to an information barrier). Information barriers may not have their intended impact due to, for example, changes in applicable law or inadvertent crossings of the barriers, and actions by personnel on one side of a barrier may impact the potential actions of personnel on the other side of a barrier.
Although the information barriers are intended to allow for independent portfolio management decision making and proxy voting among certain BlackRock businesses, the investment activities of BlackRock for BlackRock clients, as well as BlackRock’s proprietary accounts, may nonetheless limit the investment strategies and rights of other clients (including the Funds). As BlackRock’s assets under management increases, BlackRock clients may face greater negative impacts due to ownership restrictions and limitations imposed by laws, regulations, rules, regulators, or issuers. For example, in certain circumstances where a BlackRock client invests in securities issued by companies that operate in certain industries (e.g., banking, insurance, and utilities) or in certain emerging or international markets, or are subject to regulatory or corporate
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ownership restrictions (e.g., with mechanisms such as poison pills in place to prevent takeovers), or where a BlackRock client invests in certain futures and derivatives, there may be limits on the aggregate amount invested by BlackRock for its clients and BlackRock’s proprietary accounts that may not be exceeded without the grant of a license or other regulatory or corporate approval, order, consent, relief, waiver or non-disapproval or, if exceeded, may cause BlackRock or its clients to be subject to enforcement actions, disgorgement of share ownership or profits, regulatory restrictions, complex compliance reporting, increased compliance costs or suffer disadvantages or business restrictions. In light of certain restrictions, BlackRock may also seek to make indirect investments (e.g., using derivatives) on behalf of its clients to receive exposure to certain securities in excess of the applicable ownership restrictions and limitations when legally permitted that will expose such clients to additional costs and additional risks, including any risks associated with investing in derivatives. There may be limited availability of derivatives that provide indirect exposure to an impacted security. In addition, BlackRock clients can be subject to more than one ownership limitation depending on each client’s holdings, and each ownership limitation can impact multiple securities held by the client. Certain clients or shareholders may have their own overlapping obligations to monitor their compliance with ownership limitations across their investments.
If certain aggregate ownership thresholds are reached either through the actions of BlackRock or a BlackRock client or as a result of corporate actions by the issuer, the ability of BlackRock on behalf of clients to purchase or dispose of investments, or exercise rights (including voting) or undertake business transactions, may be restricted by law, regulation, rule, or organizational documents or otherwise impaired. For example, to meet the requirements of an ownership limitation or restriction, a client may be unable to purchase or directly hold a security the client would otherwise purchase or hold. The limitation or restriction may be based on the holdings of other BlackRock clients instead of the specific client being restricted. For index funds, this means a fund may not be able to track its index as closely as it would if it was not subject to an ownership limitation or restriction because the fund cannot acquire the amount of the impacted security included in its index. BlackRock on behalf of its clients may limit purchases, sell existing investments, utilize indirect investments, utilize information barriers, or otherwise restrict, forgo, or limit the exercise of rights (including transferring, outsourcing, or limiting voting rights or forgoing the right to receive dividends) when BlackRock, in its sole discretion, deems it appropriate in light of potential regulatory or other restrictions on ownership or other consequences resulting from reaching investment thresholds. These types of restrictions could negatively impact a client’s performance or ability to meet its investment objective.
When BlackRock or a BlackRock client is subject to an ownership limitation, BlackRock may in its discretion seek permission from the applicable issuers or regulators to exceed the limitation. However, there is no guarantee that permission will be granted, or that, once granted, it will not be modified or revoked at a later date with minimal or no notice. The issuer and/or regulator may also require that BlackRock on behalf of itself and its clients take or refrain from taking certain actions in connection with the approval, order, consent, relief or non-disapproval, which BlackRock may accept if it believes the benefits outweigh the costs and may limit BlackRock from taking actions that it otherwise would take. In those circumstances where ownership thresholds or limitations must be observed, BlackRock seeks to allocate limited investment opportunities equitably among clients, taking into consideration benchmark weight and investment strategy. BlackRock may adopt certain controls designed to prevent the occurrence of a breach of any applicable ownership threshold or limits, including, for example, when ownership in certain securities nears an applicable threshold, BlackRock may limit additional purchases in such securities or, with respect to ETFs, remove such securities from the list of Deposit Securities to be delivered to the Fund in connection with purchases of Creation Units of such Fund. If client holdings of an issuer exceed an applicable threshold and BlackRock is unable to obtain relief to enable the continued holding of such investments, it may be necessary to reduce these positions to meet the applicable limitations and BlackRock or such client may be subject to regulatory actions. In these cases, the investments will be sold in a manner that BlackRock deems fair and equitable over time.
Ownership limitations are highly complex. It is possible that, despite BlackRock’s intent to either comply with or be granted permission to exceed ownership limitations, it may inadvertently breach a limit or violate the corporate or regulatory approval, order, consent, relief or non-disapproval that was obtained.
In addition to the foregoing, other ownership thresholds may trigger reporting requirements to governmental and regulatory authorities, and such reports may entail the disclosure of the identity of a client or BlackRock’s intended strategy with respect to such security or asset.
BlackRock may not serve as an Authorized Participant in the creation and redemption of iShares ETFs.
Under an ETF Services Agreement, the Fund has, when applicable, retained BRIL, an affiliate of BFA, to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of
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Creation Units of the Fund (“ETF Services”). BRIL has engaged Citibank, N.A. (“Citibank”) as a subcontractor to provide certain ETF Services. BRIL retains a portion of the standard transaction fee received from Authorized Participants on each creation or redemption order from the Authorized Participant for the ETF Services provided. BlackRock collaborated with, and received payment from, Citibank on the design and development of the ETF Services platform. Citibank has, and from time to time may develop, additional relationships with BlackRock or funds managed by BFA and its affiliates.
In order to defray transaction expenses and protect against possible shareholder dilution, the Fund may collect certain fees from Authorized Participants in connection with cash substitutions for creation and redemption transactions. While BlackRock uses good faith estimates of the expected costs to the Fund in determining the rates for fees collected by the Fund related to creation and redemption activity, BlackRock may have incentives to improve Fund performance through the collection of these fees. As these charges are based on estimates, where the charges exceed actual transaction-related costs and/or expenses incurred by the Fund, Fund performance could improve as a result. BlackRock has established processes to oversee the determination of these estimates in an effort to mitigate this conflict.
BlackRock may maintain securities indices. To the extent permitted by applicable laws, the Funds may seek to license and use such indices as part of their investment strategy. Index based funds that seek to track the performance of securities indices also may use the name of the index or index provider in the fund name. Index providers, including BlackRock (to the extent permitted by applicable law), may be paid licensing fees for use of their index or index name. In instances where BlackRock charges a unitary management fee, BlackRock may have a financial incentive to use a BlackRock index that is less costly to BlackRock than a third party index. BlackRock may benefit from the Funds using BlackRock indices by creating increasing acceptance in the marketplace for such indices. BlackRock is not obligated to license its indices to a Fund and the Funds are under no obligation to use BlackRock indices. Any Fund that enters into a license for a BlackRock index cannot be assured that the terms of any index licensing agreement with BlackRock will be as favorable as those terms offered to other licensees.
BlackRock may enter into contractual arrangements with third-party service providers to a Fund (e.g., custodians, administrators and index providers) pursuant to which BlackRock receives fee discounts or concessions in recognition of BlackRock’s overall relationship with such service providers. BlackRock may also enter into contractual arrangements with such service providers pursuant to which BlackRock incurs additional costs if the service provider’s services are terminated with respect to a Fund. To the extent that BlackRock is responsible for paying service providers out of its fees that it receives from the Funds, the benefits of lower fees, including any fee discounts or concessions, or any additional savings, may accrue, in whole or in part, to BlackRock, which could result in conflicts of interest relating to the use or termination of service providers to a Fund. In addition, conflicts of interest may arise with respect to contractual arrangements with third-party service providers to a Fund, or the selection of such providers, particularly in circumstances where BlackRock is negotiating on behalf of both funds that have a unitary management fee and those that do not or different service providers have different fee structures.
Conflicts of interest may arise as a result of simultaneous investment management of multiple client accounts by the BlackRock’s investment professionals. For example, differences in the advisory fee structure may create the appearance of actual or potential conflicts of interest because such differences could create pecuniary incentives for BlackRock to favor one client account over another.
BlackRock owns or has an ownership interest in certain trading, portfolio management, operations and/ or information systems used by Fund service providers. These systems are, or will be, used by a Fund service provider in connection with the provision of services to accounts managed by BlackRock and funds managed and sponsored by BlackRock, including the Funds, that engage the service provider (typically the custodian). A Fund’s service provider remunerates BlackRock for the use of the systems. A Fund service provider’s payments to BlackRock for the use of these systems may enhance the profitability of BlackRock.
BlackRock’s receipt of fees from a service provider in connection with the use of systems provided by BlackRock may create an incentive for BlackRock to recommend that a Fund enter into or renew an arrangement with the service provider.
In recognition of a BlackRock client’s overall relationship with BlackRock, BlackRock may offer special pricing arrangements for certain services provided by BlackRock. Any such special pricing arrangements will not affect Fund fees and expenses applicable to such client’s investment in a Fund.
Present and future activities of BlackRock and its directors, officers and employees, in addition to those described in this section, may give rise to additional conflicts of interest.
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Investment Advisory, Administrative and Distribution Services
Investment Adviser.  BFA serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Trust, on behalf of the Fund, and BFA. BFA is a California corporation indirectly owned by BlackRock, Inc. and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the investment advisory agreement, BFA, subject to the supervision of the Board and in conformity with the stated investment policies of the Fund, manages and administers the Trust and the investment of the Fund’s assets. BFA is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of the Fund.
Pursuant to the investment advisory agreement, BFA may, from time to time, in its sole discretion and to the extent permitted by applicable law, appoint one or more sub-advisers, including, without limitation, affiliates of BFA, to perform investment advisory or other services with respect to the Fund. In addition, BFA may delegate certain of its investment advisory functions under the investment advisory agreement to one or more of its affiliates to the extent permitted by applicable law. BFA may terminate any or all sub-advisers or such delegation arrangements in its sole discretion upon appropriate notice at any time to the extent permitted by applicable law.
BFA is responsible, under the investment advisory agreement, for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. BFA is not responsible for, and the Fund will bear, the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, and litigation expenses and any extraordinary expenses (as determined by a majority of the Independent Trustees).
For its investment advisory services to the Fund in the table below, BFA is entitled to an annual investment advisory fee equal to the rate indicated below of the average daily value of the Fund’s net assets. The fees are accrued daily and typically paid monthly by the Fund.
Fund	Annual Rate
iShares Core MSCI Pacific ETF	0.09%
BFA may from time to time voluntarily waive and/or reimburse fees or expenses to reduce the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.
For the fiscal years noted below, the following table sets forth the management fees owed before any waivers and/or reimbursements and any fees or expenses waived and/or reimbursed:

Management Fees Paid for the Fiscal Year Ended July 31, 2025	Waivers and Reimbursements of Fees and Expenses for the Fiscal Year Ended July 31, 2025	Management Fees Paid for the Fiscal Year Ended July 31, 2024	Waivers and Reimbursements of Fees and Expenses for the Fiscal Year Ended July 31, 2024	Management Fees Paid for the Fiscal Year Ended July 31, 2023	Waivers and Reimbursements of Fees and Expenses for the Fiscal Year Ended July 31, 2023
$1,808,691	N/A	$1,657,847	N/A	$1,449,778	N/A
The investment advisory agreement with respect to the Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board, or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a majority of the Board members who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval.
The investment advisory agreement with respect to the Fund is terminable without penalty, on 60 days’ notice, by the Board or by a vote of the holders of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act). The
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investment advisory agreement is also terminable upon 60 days’ notice by BFA and will terminate automatically in the event of its assignment (as defined in the 1940 Act).
Portfolio Managers.  As of July 31, 2025, the individuals named as Portfolio Managers in the Fund's Prospectus were also primarily responsible for the day-to-day management of other iShares funds and certain other types of portfolios and/or accounts as follows:

Jennifer Hsui
Types of Accounts	Number	Total Assets
Registered Investment Companies	378	$2,873,286,300,000
Other Pooled Investment Vehicles	123	92,677,100,000
Other Accounts	0	N/A

Matt Waldron
Types of Accounts	Number	Total Assets
Registered Investment Companies	366	$2,867,113,200,000
Other Pooled Investment Vehicles	146	354,643,100,000
Other Accounts	74	166,574,100,000

Peter Sietsema
Types of Accounts	Number	Total Assets
Registered Investment Companies	373	$2,874,452,400,000
Other Pooled Investment Vehicles	210	898,693,700,000
Other Accounts	63	657,918,500,000

Steven White
Types of Accounts	Number	Total Assets
Registered Investment Companies	365	$2,866,837,300,000
Other Pooled Investment Vehicles	7	191,800,000
Other Accounts	0	N/A
Pursuant to BFA’s policy, investment opportunities are allocated equitably among the Fund and other portfolios and accounts. For example, under certain circumstances, an investment opportunity may be restricted due to limited supply in the market, legal constraints or other factors, in which event the investment opportunity will be allocated equitably among those portfolios and accounts, including the Fund, seeking such investment opportunity. As a consequence, from time to time the Fund may receive a smaller allocation of an investment opportunity than it would have if the Portfolio Managers and BFA and its affiliates did not manage other portfolios or accounts.
Like the Fund, the other portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day portfolio management generally pay an asset-based fee to BFA or its affiliates, as applicable, for its advisory services. One or more of those other portfolios or accounts, however, may pay BFA or its affiliates a performance-based fee in lieu of, or in addition to, an asset-based fee for its advisory services. A portfolio or account with a performance-based fee would pay BFA or its affiliates a portion of that portfolio’s or account’s gains, or would pay BFA or its affiliates more for its services than would otherwise be the case if BFA or any of its affiliates meets or exceeds specified performance targets. Performance-based fee arrangements could present an incentive for BFA or its affiliates to devote greater resources, and allocate more investment opportunities, to the portfolios or accounts that have those fee arrangements, relative to other portfolios or accounts, in order to earn larger fees. Although BFA and each of its affiliates have an obligation to allocate resources and opportunities equitably among portfolios and accounts and intend to do so, shareholders of the Fund should be aware that, as with any group of portfolios and accounts managed by an investment adviser and/or its affiliates pursuant to varying fee arrangements, including performance-based fee arrangements, there is the potential for a conflict of interest, which may result in the Portfolio Managers favoring those portfolios or accounts with performance-based fee arrangements.
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The tables below show, for each Portfolio Manager, the number of portfolios or accounts of the types set forth in the above tables and the aggregate of total assets in those portfolios or accounts with respect to which the investment management fees are based on the performance of those portfolios or accounts as of July 31, 2025:

Jennifer Hsui
Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	N/A
Other Pooled Investment Vehicles	0	N/A
Other Accounts	0	N/A

Matt Waldron
Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	N/A
Other Pooled Investment Vehicles	0	N/A
Other Accounts	0	N/A

Peter Sietsema
Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	N/A
Other Pooled Investment Vehicles	0	N/A
Other Accounts	0	N/A

Steven White
Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	N/A
Other Pooled Investment Vehicles	0	N/A
Other Accounts	0	N/A
Portfolio Manager Compensation Overview
The discussion below describes the Portfolio Managers' compensation as of July 31, 2025.
BlackRock, Inc.'s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock, Inc.
Each portfolio manager receives base compensation based on their position with the firm, as well as retirement and other benefits offered to all BlackRock employees. Additionally, each portfolio manager receives discretionary incentive compensation, determined based on several components, including: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the performance of portfolios managed by the portfolio manager and the team relative to the portfolios’ investment objectives (which in the case of index ETFs would be how closely the ETF tracks its underlying index), and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. Discretionary incentive compensation is paid in cash up to a certain threshold with the remaining portion represented by deferred BlackRock, Inc. stock awards. In some cases, additional deferred BlackRock, Inc. stock may be
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granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance.
As of July 31, 2025, the Portfolio Managers did not beneficially own shares of the Fund.
Codes of Ethics.  The Trust, BFA and the Distributor have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. The codes of ethics permit personnel subject to the codes of ethics to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Fund. Each code of ethics is available by contacting BlackRock at the telephone number on the back cover of the Fund’s Prospectus or by accessing the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov.
Anti-Money Laundering Requirements.  The Fund is subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, the Fund may request information from Authorized Participants to enable it to form a reasonable belief that it knows the true identity of its Authorized Participants. This information will be used to verify the identity of Authorized Participants or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.
The Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. The Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is the Fund's policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.
Administrator, Custodian and Transfer Agent.
State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Fund under the Master Services Agreement and related Service Schedule (the “Service Module”). State Street’s principal address is One Congress Street, Suite 1, Boston, MA 02114-2016. Pursuant to the Service Module for Fund Administration and Accounting Services with the Trust, State Street provides necessary administrative, legal, tax and accounting and financial reporting services for the maintenance and operations of the Trust and the Fund. In addition, State Street makes available the office space, equipment, personnel and facilities required to provide such services. Pursuant to the Service Module for Custodial Services with the Trust, State Street maintains, in separate accounts, cash, securities and other assets of the Trust and the Fund, keeps all necessary accounts and records and provides other services. State Street is required, upon the order of the Trust, to deliver securities held by State Street and to make payments for securities purchased by the Trust for the Fund. State Street is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the U.S. Pursuant to the Service Module for Transfer Agency Services with the Trust, State Street acts as a transfer agent for the Fund’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for these services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by BFA. BFA pays the compensation because it has agreed to pay these operating expenses under the Investment Advisory Agreement as described therein.
JPMorgan serves as custodian for the Fund in connection with certain securities lending activities under a Custody Services Agreement. JPMorgan’s principal address is 383 Madison Avenue, 11th Floor, New York, NY 10179. Pursuant to the Custody Services Agreement with BTC and the Trust, JPMorgan provides custody and related services required to facilitate securities lending by the Fund. JPMorgan maintains custody as may be necessary to facilitate Fund securities lending activity in coordination with other funds, maintains custodial records and provides other services. As compensation for these services, JPMorgan receives certain fees and expenses paid by BTC from its compensation for its services as securities lending agent.
Distributor.  The Distributor's principal address is 50 Hudson Yards, New York, NY 10001. Shares are continuously offered for sale by the Fund through the Distributor or its agent only in Creation Units, as described in the Prospectus and below in the Creation and Redemption of Creation Units section of this SAI. Fund shares in amounts less than Creation Units are generally not distributed by the Distributor or its agent. The Distributor or its agent will arrange for the delivery of the Prospectus and, upon request, this SAI to persons purchasing Creation Units and will maintain records of both orders placed with it or its agents and confirmations of acceptance furnished by it or its agents. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is also licensed as a broker-dealer in all 50 U.S. states, as well as in Puerto Rico, the U.S. Virgin Islands and the District of Columbia.
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The Distribution Agreement for the Fund provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days' prior written notice to the other party following (i) the vote of a majority of the Independent Trustees, or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).
The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Fund shares. Such Soliciting Dealers may also be Authorized Participants (as described below), DTC participants and/or investor services organizations.
BFA or its affiliates may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of shares.
Securities Lending.  To the extent that the Fund engages in securities lending, the Fund conducts its securities lending pursuant to SEC exemptive relief, and BTC acts as securities lending agent for the Fund, subject to the overall supervision of BFA, pursuant to a written agreement (the “Securities Lending Agency Agreement”).
The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent. Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees as defined below), and any fees or other payments to and from borrowers of securities. As securities lending agent, BTC bears all operational costs directly related to securities lending, including custodial costs of JPMorgan. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA (the “collateral investment fees”); however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. Such money market fund shares will not be subject to a sales load, redemption fee, distribution fee or service fee.
To the extent that a Fund invests cash collateral in a non-government money market fund, the Fund may be subject to a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, a Fund will be subject to a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the liquidity costs are de minimis (i.e., less than one basis point (0.01%)). The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day. The imposition of any such discretionary or mandatory liquidity fee would reduce the Fund's returns on securities lending.
Under the securities lending program, the Fund is categorized into a specific asset class. The determination of the Fund’s asset class category (fixed-income, domestic equity, international equity or fund-of-funds), each of which may be subject to a different fee arrangement, is based on a methodology agreed to by the Trust and BTC.
Pursuant to the current Securities Lending Agency Agreement:
(i) international equity funds, such as the Fund (“International Equity Funds”), retain 82% of securities lending income (which excludes collateral investment fees), and (ii) this amount can never be less than 70% of the sum of securities lending income plus collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income (which includes, for this purpose, collateral investment fees) earned across the iShares Complex (as defined in the Management—Trustees and Officers section of this SAI) in a calendar year exceeds specified thresholds, each applicable international equity fund, pursuant to the current Securities Lending Agency Agreement, will receive for the remainder of that calendar year securities lending income as follows:
(i) 85% of securities lending income (which excludes collateral investment fees); and (ii) this amount can never be less than 70% of the sum of securities lending income plus collateral investment fees.
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The services provided to the Fund by BTC in the most recent fiscal year ended July 31, 2025 primarily included the following:
(1) selecting borrowers from an approved list of borrowers and executing a securities lending agreement as agent on behalf of the Fund with each such borrower;
(2) negotiating the terms of securities loans, including the amount of fees;
(3) directing the delivery of loaned securities;
(4) monitoring the daily value of the loaned securities and directing the payment of additional collateral or the return of excess collateral, as necessary;
(5) investing cash collateral received in connection with any loaned securities;
(6) monitoring distributions on loaned securities (for example, interest and dividend activity);
(7) in the event of default by a borrower with respect to any securities loan, using the collateral or the proceeds of the liquidation of collateral to purchase replacement securities of the same issue, type, class and series as that of the loaned securities; and
(8) terminating securities loans and arranging for the return of loaned securities to the Fund at loan termination.
The following tables show the dollar amounts of income and fees/compensation related to the securities lending activities of the Fund during its most recent fiscal year ended July 31, 2025.
Fund	iShares Core MSCI Pacific ETF
Gross income from securities lending activities	$998,281
Fees and/or compensation for securities lending activities and related services
Securities lending income paid to BTC for services as securities lending agent	60,962
Cash collateral management expenses not included in securities lending income paid to BTC	7,174
Administrative fees not included in securities lending income paid to BTC	0
Indemnification fees not included in securities lending income paid to BTC	0
Rebates (paid to borrowers)	651,098
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Fund	iShares Core MSCI Pacific ETF
Other fees not included in securities lending income paid to BTC	0
Aggregate fees/compensation for securities lending activities	$719,234
Net income from securities lending activities	$279,047
Payments by BFA and its Affiliates.  BFA and/or its affiliates (“BFA Entities”) pay certain broker-dealers, registered investment advisers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Fund and other funds or products sponsored and/or advised by BFA Entities (collectively for purposes of this section, the “Products”). BFA Entities make these payments from their own assets and not from the assets of the Fund. Although a portion of BFA Entities’ revenue comes directly or indirectly in part from fees paid by the Fund or other Products (including, if applicable, any underlying Products held by the Fund), these payments do not increase the price paid by investors for the purchase of shares of, or the cost of owning, the Fund or other Products. BFA Entities make payments for Intermediaries’ participation in activities that are designed to make registered representatives, other professionals and individual investors more knowledgeable about exchange-traded products, including the Fund and other Products, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems (“Education Costs”). BFA Entities also make payments to Intermediaries for certain printing, publishing and mailing costs or materials relating to the Fund or other Products (“Publishing Costs”). In addition, BFA Entities make payments to Intermediaries that make shares of the Fund or other Products available to their clients, in some cases at a waived or reduced commission rate or ticket charge, develop new products that feature iShares, create educational content about the Fund or other Products that is featured on an Intermediary’s platform, or otherwise promote the Fund or other Products. BFA Entities may also reimburse expenses or make payments from their own assets to Intermediaries or other persons in consideration of services or other activities that the BFA Entities believe may benefit the business of the BFA Entities or facilitate investment in the Fund or other Products. Payments of the type described above are sometimes referred to as revenue-sharing payments.
Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your salesperson or other investment professional may also be significant for your salesperson or other investment professional. Because an Intermediary may make decisions about which investment options it will recommend or make available to its clients, what services to provide for various products or what marketing content to make available to its clients based on payments it receives or is eligible to receive, such payments may create conflicts of interest between the Intermediary and its clients. These financial incentives may cause the Intermediary to recommend the Fund or other Products or otherwise promote the Fund or other Products over other investments. The same conflicts of interest and financial incentives exist with respect to your salesperson or other investment professional if he or she receives similar payments from his or her Intermediary firm.
In addition to the payments described above, BFA Entities have developed proprietary tools, calculators and related interactive or digital content that is made available through the www.blackrock.com website at no additional cost to Intermediaries. BlackRock may configure these tools and calculators and localize the content for Intermediaries as part of its customary digital marketing support and promotion of the Fund or other Products.
As of March 1, 2013, BFA Entities have contractual arrangements to make payments (in addition to payments for Education Costs or Publishing Costs) to one Intermediary, Fidelity Brokerage Services LLC (“FBS”). Effective June 4, 2016, this relationship was expanded to include National Financial Services, LLC (“NFS”), an affiliate of FBS. Pursuant to this special, long-term and significant arrangement (the “Marketing Program”), FBS, NFS and certain of their affiliates (collectively “Fidelity”) have agreed, among other things, to actively promote certain funds and Products to customers, investment
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professionals and other intermediaries and in advertising campaigns as the preferred exchange-traded product, to offer certain funds and Products in certain Fidelity platforms and investment programs, in some cases at a waived or reduced commission rate or ticket charge, and to provide marketing data to BFA Entities. BFA Entities have agreed to facilitate the Marketing Program by, among other things, making certain payments to FBS and NFS for marketing and implementing certain brokerage and investment programs. Upon termination of the arrangement, the BFA Entities will make additional payments to FBS and/or NFS based upon a number of criteria, including the overall success of the Marketing Program and the level of services provided by FBS and NFS during the wind-down period.
In addition, BFA Entities have entered into other contractual arrangements with Intermediaries and certain other third parties that the BFA Entities believe may benefit the business of the BFA Entities or facilitate investment in the Fund or certain Products. Such agreements can include payments by BFA Entities to such Intermediaries and third parties for data collection and provision, technology support, platform enhancement, or educational content, co-marketing and cross-promotional efforts. In certain cases, such payments to Intermediaries are subject to certain minimum payment levels or tiered payments. With respect to certain funds and Products, payments by the BFA Entities may take the form of, among other things, “due diligence” payments for an Intermediary’s review of such funds and Products; payment for providing employee training and information relating to such funds and Products; fees for access (in some cases on a preferential basis) to an Intermediary’s registered representatives, salespersons or other personnel, fees for maintaining an Intermediary’s investor platform, “shelf space” payments for making such funds and Products available on the Intermediary’s platform or fees for providing assistance in promoting the sale of such funds and Products. In such cases, the payments to Intermediaries may be tiered or based on a percentage of the value of the funds and Products held by customers of the applicable Intermediary and may also be subject to minimum payment levels. Payments made pursuant to such arrangements may vary in any year and may be different for different Intermediaries and third parties and may reflect different services provided. As of the date of this SAI, the Intermediaries and other third parties (or their respective affiliates) receiving one or more types of the contractual payments described above include (in addition to FBS and NFS): &Partners, Advisor Credit Exchange, AE Wealth Management, LLC, American Enterprise Investment Services, Inc., Avantax Investment Services, Inc., BNY Mellon Capital Markets, LLC, BNY Mellon Performance & Risk Analytics, LLC, Cetera Financial Group, Inc., Charles Schwab & Co., Inc., Clearstream Fund Centre AG, Commonwealth Equity Services, LLC, Dorsey Wright and Associates, LLC, Dynasty Financial Partners LLC, E*Trade Securities LLC, Envestnet Asset Management, Inc., iCapital Markets LLC, Interactive Brokers LLC, LPL Financial LLC, Merrill Lynch, Pierce, Fenner & Smith Incorporated, MML Investors Services, LLC, Morgan Stanley Smith Barney LLC, Northwestern Mutual Investment Services, LLC, Orion Portfolio Solutions, LLC, Pershing LLC, Raymond James Financial Services, Inc., Riskalyze, Inc., Sanctuary Wealth Group, LLC, UBS Financial Services Inc., Wells Fargo Clearing Services, LLC and Wells Fargo Advisors Financial Network, LLC. Any additions, modifications, or deletions to Intermediaries and other third parties listed above that have occurred since the date of this SAI are not included in the list.
Further, BFA Entities make Education Costs and Publishing Costs payments to other Intermediaries that are not listed in the immediately preceding paragraph. BFA Entities may determine to make such payments based on any number of metrics. For example, BFA Entities may make payments at year-end or other intervals in a fixed amount, an amount based upon an Intermediary’s services at defined levels or an amount based on the Intermediary’s net sales of one or more Products, including the Fund, in a year or other period, any of which arrangements may include an agreed-upon minimum or maximum payment, or any combination of the foregoing. Please contact your salesperson or other investment professional for more information regarding any such payments or financial incentives his or her Intermediary firm may receive. Any payments made, or financial incentives offered, by the BFA Entities to an Intermediary may create the incentive for the Intermediary to encourage customers to buy shares of the Fund or other Products.
The Fund may participate in certain market maker incentive programs of a national securities exchange in which an affiliate of the Fund would pay a fee to the exchange used for the purpose of incentivizing one or more market makers in the securities of the Fund to enhance the liquidity and quality of the secondary market of securities of the Fund. The fee would then be credited by the exchange to one or more market makers that meet or exceed liquidity and market quality standards with respect to the securities of the Fund. Each market maker incentive program is subject to approval from the SEC. Any such fee payments made to an exchange will be made by an affiliate of the Fund solely for the benefit of the Fund and will not be paid from any Fund assets. Other funds managed by BFA may also participate in such programs.
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Determination of Net Asset Value
Valuation of Shares. The NAV for the Fund is generally calculated as of the close of regular trading hours on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each business day the NYSE is open. Valuation of assets held by the Fund is as follows:
Equity Investments. Equity securities traded on a recognized securities exchange (e.g., NYSE), on separate trading boards of a securities exchange or through a market system that provides contemporaneous transaction pricing information (each an “Exchange”) are valued using information obtained via independent pricing services, generally at the Exchange closing price or, if an Exchange closing price is not available, the last traded price on that Exchange prior to the time as of which the assets or liabilities are valued. However, under certain circumstances, other means of determining current market value may be used. If an equity security is traded on more than one Exchange, the current market value of the security where it is primarily traded generally will be used. In the event that there are no sales involving an equity security held by the Fund on a day on which the Fund values such security, the prior day’s price will be used, unless BFA determines that such prior day’s price no longer reflects the fair value of the security, in which case such asset would be treated as a Fair Value Asset (as defined below).
Options, Futures, Swaps and Other Derivatives. Exchange-traded equity options (except ETF options, equity index options or those that are customized) for which market quotations are readily available are valued at the mean of the last bid and ask prices as quoted on the Exchange or the board of trade on which such options are traded. In the event that there is no mean price available for such exchange traded equity option held by the Fund on a day on which the Fund values such option, the last bid (long positions) or ask (short positions) price, if available, will be used as the value of such option. If no bid or ask price is available on a day on which the Fund values such option, the prior day’s price will be used, unless BFA determines that such prior day’s price no longer reflects the fair value of the option, in which case such option will be treated as a Fair Value Asset. Customized exchange-traded equity options, ETF options, equity index options and OTC derivatives, may be valued using a mathematical model which may incorporate a number of market data factors. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price or settle price as of the close of such exchanges. Swap agreements and other derivatives are generally valued daily based upon quotations from market makers or by a pricing service in accordance with the Valuation Procedures.
Underlying Funds. Shares of underlying open-end funds (including money market funds) are valued at NAV. Shares of underlying exchange-traded closed-end funds or other ETFs will be valued at their most recent closing price.
General Valuation Information. Prices obtained from independent third-party pricing services, broker-dealers or market makers to value the Fund’s securities and other assets and liabilities are based on information available at the time the Fund values its assets and liabilities. In the event that a pricing service quotation is revised or updated subsequent to the day on which the Fund valued such security, the revised pricing service quotation generally will be applied prospectively. Such determination will be made considering pertinent facts and circumstances surrounding the revision.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for assets that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investment may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
All cash, receivables and current payables are carried on the Fund’s books at their fair value.
In the event that application of the methods of valuation discussed above result in a price for a security which is deemed not to be representative of the fair market value of such security, the security will be valued by, under the direction of or in accordance with a method approved by BFA, the Fund’s valuation designee, as reflecting fair value. All other assets and liabilities (including securities for which market quotations are not readily available) held by the Fund (including restricted securities) are valued at fair value as determined in good faith by BFA pursuant to the Valuation Procedures. Any assets and liabilities which are denominated in a foreign currency are translated into U.S. dollars at the prevailing market rates.
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Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used in the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Fair Value. When market quotations are not readily available or are believed by BFA to be unreliable, the Fund’s investments are valued at fair value (“Fair Value Assets”). Fair Value Assets are valued by BFA in accordance with the Valuation Procedures. Pursuant to Rule 2a-5 under the Investment Company Act, the Board of Trustees has designated BFA as the valuation designee for the respective Funds for which it serves as investment adviser. BFA may reasonably conclude that a market quotation is not readily available or is unreliable if, among other things, a security or other asset or liability does not have a price source due to its complete lack of trading, if BFA believes a market quotation from a broker-dealer or other source is unreliable (e.g., where it varies significantly from a recent trade, or no longer reflects the fair value of the security or other asset or liability subsequent to the most recent market quotation), or where the security or other asset or liability is only thinly traded or due to the occurrence of a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if BFA determines, in its reasonable business judgment, that an event has occurred after the close of trading for an asset or liability but prior to or at the time of pricing the Fund’s assets or liabilities, is likely to cause a material change to the last exchange closing price or closing market price of one or more assets held by, or liabilities of, the Fund. On any day the NYSE is open and a foreign market or the primary exchange on which a foreign asset or liability is traded is closed, such asset or liability will be valued using the prior day’s price, provided that BFA is not aware of any significant event or other information that would cause such price to no longer reflect the fair value of the asset or liability, in which case such asset or liability would be treated as a Fair Value Asset.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
BFA’s Rule 2a-5 Committee is responsible for reviewing and approving methodologies by investment type and significant inputs used in the fair valuation of Fund assets or liabilities. In addition, the Fund’s accounting agent assists BFA by periodically endeavoring to confirm the prices it receives from all third-party pricing services, index providers and broker-dealers. BFA regularly evaluates the values assigned to the securities and other assets and liabilities of the Fund.
When determining the price for a Fair Value Asset, BFA will seek to determine the price that the Fund might reasonably expect to receive from the current sale of that asset or liability in an arm’s-length transaction on the date on which the asset or liability is being valued, and does not seek to determine the price the Fund might reasonably expect to receive for selling an asset or liability at a later time or if it holds the asset or liability to maturity. Fair value determinations will be based upon all available factors that BFA deems relevant at the time of the determination, and may be based on analytical values determined by BFA using proprietary or third-party valuation models.
Fair value represents a good faith approximation of the value of an asset or liability. When determining the fair value of an investment, one or more fair value methodologies may be used (depending on certain factors, including the asset type). For example, the investment may be initially priced based on the original cost of the investment or, alternatively, using proprietary or third-party models that may rely upon one or more unobservable inputs. Prices of actual, executed or historical transactions in the relevant investment (or comparable instruments) or, where appropriate, an appraisal by a third-party experienced in the valuation of similar instruments, may also be used as a basis for establishing the fair value of an investment.
The fair value of one or more assets or liabilities may not, in retrospect, be the price at which those assets or liabilities could have been sold during the period in which the particular fair values were used in determining the Fund’s NAV. As a result, the Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.
The Fund’s annual audited financial statements, which are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”), follow the requirements for valuation set forth in Financial Accounting Standards Board Accounting Standards Codification Topic 820, “Fair Value Measurements and Disclosures” (“ASC 820”), which defines and establishes a framework for measuring fair value under US GAAP and expands financial statement disclosure requirements relating to fair value measurements.
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Generally, ASC 820 and other accounting rules applicable to funds and various assets in which they invest are evolving. Such changes may adversely affect the Fund. For example, the evolution of rules governing the determination of the fair market value of assets or liabilities, to the extent such rules become more stringent, would tend to increase the cost and/or reduce the availability of third-party determinations of fair market value. This may in turn increase the costs associated with selling assets or affect their liquidity due to the Fund’s inability to obtain a third-party determination of fair market value.
Brokerage Transactions
Subject to policies established by the Board, BFA is primarily responsible for the execution of the Fund’s portfolio transactions and the allocation of brokerage. BFA does not execute transactions through any particular broker or dealer, but seeks to obtain the best net results for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution, operational facilities of the firm and the firm’s risk and skill in positioning blocks of securities. While BFA generally seeks reasonable trade execution costs, the Fund does not necessarily pay the lowest spread or commission available, and payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions. Subject to applicable legal requirements, BFA may select a broker based partly upon brokerage or research services provided to BFA and its clients, including the Fund. In return for such services, BFA may cause the Fund to pay a higher commission than other brokers would charge if BFA determines in good faith that the commission is reasonable in relation to the services provided.
In selecting brokers or dealers to execute portfolio transactions, BFA seeks to obtain the best price and most favorable execution for the Fund and may take into account a variety of factors including: (i) the size, nature and character of the security or instrument being traded and the markets in which it is purchased or sold; (ii) the desired timing of the transaction; (iii) BFA’s knowledge of the expected commission rates and spreads currently available; (iv) the activity existing and expected in the market for the particular security or instrument, including any anticipated execution difficulties; (v) the full range of brokerage services provided; (vi) the broker’s or dealer’s capital; (vii) the quality of research and research services provided; (viii) the reasonableness of the commission, dealer spread or its equivalent for the specific transaction; and (ix) BFA’s knowledge of any actual or apparent operational problems of a broker or dealer. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, thinly traded securities, or other circumstances.
Section 28(e) of the 1934 Act (“Section 28(e)”) permits a U.S. investment adviser, under certain circumstances, to cause an account to pay a broker or dealer a commission for effecting a transaction in securities that exceeds the amount another broker or dealer would have charged for effecting the same transaction in recognition of the value of brokerage and research services provided by that broker or dealer. This includes commissions paid on riskless principal transactions in securities under certain conditions.
From time to time, the Fund may purchase new issues of securities in a fixed price offering. In these situations, the broker may be a member of the selling group that will, in addition to selling securities, provide BFA with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the broker will provide research “credits” in these situations at a rate that is higher than that available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).
The Fund anticipates that brokerage transactions involving foreign equity securities generally will be conducted primarily on the principal stock exchanges of the applicable country. Foreign equity securities may be held by the Fund in the form of depositary receipts, or other securities convertible into foreign equity securities. Depositary receipts may be listed on stock exchanges, or traded in OTC markets in the U.S. or Europe, as the case may be. ADRs, like other securities traded in the U.S., will be subject to negotiated commission rates.
OTC issues, including most fixed-income securities such as corporate debt and U.S. Government securities, are normally traded on a “net” basis without a stated commission, through dealers acting for their own account and not as brokers. The Fund will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer with respect to both foreign and domestic securities will generally include a “spread,” which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer’s normal profit.
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Under the 1940 Act, persons affiliated with the Fund and persons who are affiliated with such affiliated persons are prohibited from dealing with the Fund as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC. Since transactions in the OTC market usually involve transactions with the dealers acting as principal for their own accounts, the Fund will not deal with affiliated persons and affiliated persons of such affiliated persons in connection with such transactions. The Fund will not purchase securities during the existence of any underwriting or selling group relating to such securities of which BFA, BRIL or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Board in accordance with Rule 10f-3 under the 1940 Act.
Purchases of money market instruments by the Fund are made from dealers, underwriters and issuers. The Fund does not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer.
BFA may, from time to time, effect trades on behalf of and for the account of the Fund with brokers or dealers that are affiliated with BFA, in conformity with Rule 17e-1 under the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions.
Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid.
Investment decisions for the Fund and for other investment accounts managed by BFA and the other Affiliates are made independently of each other in light of differing conditions. A variety of factors will be considered in making investment allocations. These factors include: (i) investment objectives or strategies for particular accounts, including sector, industry, country or region and capitalization weightings; (ii) tax considerations of an account; (iii) risk or investment concentration parameters for an account; (iv) supply or demand for a security at a given price level; (v) size of available investment; (vi) cash availability and liquidity requirements for accounts; (vii) regulatory restrictions; (viii) minimum investment size of an account; (ix) relative size of account; and (x) such other factors as may be approved by BlackRock’s general counsel. Moreover, investments may not be allocated to one client account over another based on any of the following considerations: (i) to favor one client account at the expense of another; (ii) to generate higher fees paid by one client account over another or to produce greater performance compensation to BlackRock; (iii) to develop or enhance a relationship with a client or prospective client; (iv) to compensate a client for past services or benefits rendered to BlackRock or to induce future services or benefits to be rendered to BlackRock; or (v) to manage or equalize investment performance among different client accounts. BFA and the other Affiliates may deal, trade and invest for their own respective accounts in the types of securities in which the Fund may invest.
Initial public offerings (“IPOs”) of securities may be over-subscribed and subsequently trade at a premium in the secondary market. When BFA is given an opportunity to invest in such an initial offering or “new” or “hot” issue, the supply of securities available for client accounts is often less than the amount of securities the accounts would otherwise take. In order to allocate these investments fairly and equitably among client accounts over time, each portfolio manager or a member of his or her respective investment team will indicate to BFA’s trading desk their level of interest in a particular offering with respect to eligible clients’ accounts for which that team is responsible. IPOs of U.S. equity securities will be identified as eligible for particular client accounts that are managed by portfolio teams who have indicated interest in the offering based on market capitalization of the issuer of the security and the investment mandate of the client account and in the case of international equity securities, the country where the offering is taking place and the investment mandate of the client account. Generally, shares received during the IPO will be allocated among participating client accounts within each investment mandate on a pro rata basis. This pro rata allocation may result in the Fund receiving less of a particular security than if pro-rating had not occurred. All allocations of securities will be subject, where relevant, to share minimums established for accounts and compliance constraints. In situations where supply is too limited to be allocated among all accounts for which the investment is eligible, portfolio managers may rotate such investment opportunities among one or more accounts so long as the rotation system provides for fair access for all client accounts over time. Other allocation methodologies that are considered by BFA to be fair and equitable to clients may be used as well.
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Because different accounts may have differing investment objectives and policies, BFA may buy and sell the same securities at the same time for different clients based on the particular investment objective, guidelines and strategies of those accounts. For example, BFA may decide that it may be entirely appropriate for a growth fund to sell a security at the same time a value fund is buying that security. To the extent that transactions on behalf of more than one client of BFA or the other Affiliates during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. For example, sales of a security by BlackRock on behalf of one or more of its clients may decrease the market price of such security, adversely impacting other BlackRock clients that still hold the security. If purchases or sales of securities arise for consideration at or about the same time that would involve the Fund or other clients or funds for which BFA or another Affiliate act as investment manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all.
In certain instances, BFA may find it efficient for purposes of seeking to obtain best execution, to aggregate or “bunch” certain contemporaneous purchases or sale orders of its advisory accounts and advisory accounts of affiliates. In general, all contemporaneous trades for client accounts under management by the same portfolio manager or investment team will be bunched in a single order if the trader believes the bunched trade would provide each client with an opportunity to achieve a more favorable execution at a potentially lower execution cost. The costs associated with a bunched order will be shared pro rata among the clients in the bunched order. Generally, if an order for a particular portfolio manager or management team is filled at several different prices through multiple trades, all accounts participating in the order will receive the average price (except in the case of certain international markets where average pricing is not permitted). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases it could be beneficial to the Fund. Transactions effected by BFA or the other Affiliates on behalf of more than one of its clients during the same period may increase the demand for securities being purchased or the supply of securities being sold, causing an adverse effect on price. The trader will give the bunched order to the broker-dealer that the trader has identified as being able to provide the best execution of the order. Orders for purchase or sale of securities will be placed within a reasonable amount of time of the order receipt and bunched orders will be kept bunched only long enough to execute the order.
The table below sets forth the brokerage commissions paid by the Fund for the fiscal years noted. Any differences in brokerage commissions paid by the Fund from year to year are principally due to increases or decreases in the Fund’s assets over those periods or the magnitude of changes to the components of the Fund's Underlying Index:

Fund	Brokerage Commissions Paid During Fiscal Year Ended July 31, 2025	Brokerage Commissions Paid During Fiscal Year Ended July 31, 2024	Brokerage Commissions Paid During Fiscal Year Ended July 31, 2023
iShares Core MSCI Pacific ETF	$45,515	$41,414	$57,313
The Fund did not pay any brokerage commissions to BRIL, an affiliate of BFA, or to any other broker-dealer that is part of the BlackRock group of companies, during the fiscal year ended July 31, 2025.
The following table sets forth the names of the Fund's “regular broker dealers,” as defined under Rule 10b-1 of the 1940 Act, which derive more than 15% of their gross revenues from securities-related activities and in which the Fund invests, together with the market value of each investment as of the Fund’s fiscal year ended July 31, 2025:

Fund	Issuer	Market Value of Investment
iShares Core MSCI Pacific ETF	Macquarie Group LTD	$11,549,406
	Nomura Holdings Inc.	4,506,815
The Fund's purchase and sale orders for securities may be combined with those of other investment companies, clients or accounts that BlackRock manages or advises. If purchases or sales of portfolio securities of the Fund and one or more other accounts managed or advised by BlackRock are considered at or about the same time, transactions in such securities are allocated among the Fund and the other accounts in a manner deemed equitable to all by BlackRock. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower transaction costs will be beneficial to the Fund. BlackRock may deal, trade and invest for its own account in the types of securities in which the Fund
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may invest. BlackRock may, from time to time, effect trades on behalf of and for the account of the Fund with brokers or dealers that are affiliated with BFA, in conformity with the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions. The Fund will not deal with affiliates in principal transactions unless permitted by applicable SEC rules or regulations, or by SEC exemptive order.
Portfolio turnover may vary from year to year, as well as within a year. High turnover rates may result in comparatively greater brokerage expenses.
The table below sets forth the portfolio turnover rates of the Fund for the fiscal years noted:
Fund	Fiscal Year Ended July 31, 2025	Fiscal Year Ended July 31, 2024
iShares Core MSCI Pacific ETF	5%	5%
Additional Information Concerning the Trust
Shares.  The Trust issues shares of beneficial interests in the funds with no par value. The Board may designate additional iShares funds.
Each share issued by a fund has a pro rata interest in the assets of that fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant fund, and in the net distributable assets of such fund on liquidation.
Each share has one vote with respect to matters upon which the shareholder is entitled to vote. In any matter submitted to shareholders for a vote, each fund shall hold a separate vote, provided that shareholders of all affected funds will vote together when: (i) required by the 1940 Act, or (ii) the Trustees determine that the matter affects the interests of more than one fund.
Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the fund) have noncumulative voting rights in the election of members of the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.
Following the creation of the initial Creation Unit(s) of shares of a fund and immediately prior to the commencement of trading in such fund’s shares, a holder of shares may be a “control person” of the fund, as defined in Rule 0-1 under the 1940 Act. A fund cannot predict the length of time for which one or more shareholders may remain a control person of the fund.
Shareholders may make inquiries by writing to iShares Trust, c/o BlackRock Investments, LLC, 1 University Square Drive, Princeton, NJ 08540.
Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC’s rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC or its staff, officers and trustees of a fund and beneficial owners of 10% of the shares of a fund (“Insiders”) may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the 1934 Act and the SEC’s rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act and existing guidance provided by the SEC staff.
In accordance with the Trust's current Agreement and Declaration of Trust (the “Declaration of Trust”), the Board may, without shareholder approval (unless such shareholder approval is required by the Declaration of Trust or applicable law, including the 1940 Act), authorize certain funds to merge, reorganize, consolidate, sell all or substantially all of their assets, or take other similar actions with, to or into another fund.  The Trust or a fund may be terminated by a majority vote of the Board, subject to the affirmative vote of a majority of the shareholders of the Trust or such fund entitled to vote on termination; however, in certain circumstances described in the Declaration of Trust, only a majority vote of the Board is
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required. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Declaration of Trust provides that the Board will have the unrestricted power to alter the number of shares in a Creation Unit. Therefore, in the event of a termination of the Trust or a fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Units or to be individually redeemable. In such circumstance, the Trust or a fund may make redemptions in-kind, for cash or for a combination of cash or securities. Further, in the event of a termination of the Trust or a fund, the Trust or a fund might elect to pay cash redemptions to all shareholders, with an in-kind election for shareholders owning in excess of a certain stated minimum amount.
DTC as Securities Depository for Shares of the Fund.  Shares of the Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.
DTC was created in 1973 to enable electronic movement of securities between its participants (“DTC Participants”), and NSCC was established in 1976 to provide a single settlement system for securities clearing and to serve as central counterparty for securities trades among DTC Participants. In 1999, DTC and NSCC were consolidated within The Depository Trust & Clearing Corporation (“DTCC”) and became wholly-owned subsidiaries of DTCC. The common stock of DTCC is owned by the DTC Participants, but NYSE and FINRA, through subsidiaries, hold preferred shares in DTCC that provide them with the right to elect one member each to the DTCC board of directors. Access to the DTC system is available to entities, such as banks, brokers, dealers and trust companies, that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).
Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in shares of the Fund.
Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.
The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.
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Distribution of Shares.  In connection with the Fund's launch, the Fund was seeded through the sale of one or more Creation Units by the Fund to one or more initial investors. Initial investors participating in the seeding may be Authorized Participants, a lead market maker or other third party investor or an affiliate of the Fund or the Fund’s adviser. Each such initial investor may sell some or all of the shares underlying the Creation Unit(s) held by them pursuant to the registration statement for the Fund (each, a “Selling Shareholder”), which shares have been registered to permit the resale from time to time after purchase. The Fund will not receive any of the proceeds from the resale by the Selling Shareholders of these shares.
Selling Shareholders may sell shares owned by them directly or through broker-dealers, in accordance with applicable law, on any national securities exchange on which the shares may be listed or quoted at the time of sale, through trading systems, in the OTC market or in transactions other than on these exchanges or systems at fixed prices, at prevailing market prices at the time of the sale, at varying prices determined at the time of sale, or at negotiated prices. These sales may be effected through brokerage transactions, privately negotiated trades, block sales, entry into options or other derivatives transactions or through any other means authorized by applicable law. Selling Shareholders may redeem the shares held in Creation Unit size by them through an Authorized Participant.
Any Selling Shareholder and any broker-dealer or agents participating in the distribution of shares may be deemed to be “underwriters” within the meaning of Section 2(a)(11) of the 1933 Act, in connection with such sales.
Any Selling Shareholder and any other person participating in such distribution will be subject to applicable provisions of the 1934 Act and the rules and regulations thereunder.
Creation and Redemption of Creation Units
General.  The Trust issues and sells shares of the Fund only in Creation Units on a continuous basis through the Distributor or its agent, without a sales load, at a price based on the Fund's NAV next determined after receipt, on any Business Day (as defined below), of an order received by the Distributor or its agent in proper form. On days when the Listing Exchange closes earlier than normal, the Fund may require orders to be placed earlier in the day. The following table sets forth the number of shares of the Fund that constitute a Creation Unit for the Fund and the approximate value of such Creation Unit as of July 31, 2025:

Fund	Shares Per Creation Unit	Approximate Value Per Creation Unit (U.S.$)
iShares Core MSCI Pacific ETF	100,000	$6,776,118.10
In its discretion, the Trust reserves the right to increase or decrease the number of the Fund’s shares that constitute a Creation Unit. The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of the Fund, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.
A “Business Day” with respect to the Fund is any day the Fund is open for business, including any day when it satisfies redemption requests as required by Section 22(e) of the 1940 Act. The Fund is open for business any day on which the Listing Exchange on which the Fund is listed for trading is open for business. As of the date of this SAI, the Listing Exchange observes the following holidays, as observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Fund Deposit.  The consideration for purchase of Creation Units of the Fund generally consists of Deposit Securities and the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which, when combined with the Fund's portfolio securities is designed to generate performance that has a collective investment profile similar to that of the Underlying Index. The Fund Deposit represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, to purchases of Creation Units of shares of the Fund until such time as the next-announced Fund Deposit is made available.
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The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the “Deposit Amount,” which is an amount equal to the market value of the Deposit Securities, and serves to compensate for any differences between the NAV per Creation Unit and the Deposit Amount. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities are the sole responsibility of the Authorized Participant purchasing the Creation Unit.
The identity and number of shares of the Deposit Securities change pursuant to changes in the composition of the Fund's portfolio and as rebalancing adjustments and corporate action events are reflected from time to time by BFA with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities constituting the Underlying Index.
The Fund Deposit may also be modified to minimize the Cash Component by redistributing the cash to the Deposit Securities portion of the Fund Deposit through “systematic rounding.” The rounding methodology “rounds up” position sizes of securities in the Deposit Securities (which in turn reduces the cash portion). However, the methodology limits the maximum allowed percentage change in weight and share quantity of any given security in the Fund Deposit.
Fund Deposits may also be modified to position a fund towards a forward index rebalance to reflect revisions that account for index additions, deletions, and re-weights.
The Trust may, in its sole discretion, substitute a “cash in lieu” amount to be added to the Cash Component to replace any Deposit Security in certain circumstances, including: (i) when instruments are not available in sufficient quantity for delivery; (ii) when instruments are not eligible for transfer through DTC or the clearing process (as discussed below); (iii) when instruments that the Authorized Participant (or an investor on whose behalf the Authorized Participant is acting) are not able to be traded due to a trading restriction; (iv) when delivery of the Deposit Security by the Authorized Participant (or by an investor on whose behalf the Authorized Participant is acting) would be restricted under applicable securities or other local laws; (v) in connection with distribution payments to be made by the Fund; or (vi) in certain other situations.
Cash Purchase Method.  Although the Trust does not generally permit partial or full cash purchases of Creation Units of its funds, when partial or full cash purchases of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind purchases thereof. In the case of a partial or full cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser.
Procedures for Creation of Creation Units.  To be eligible to place orders with the Distributor and to create a Creation Unit of the Fund, an entity must be: (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC, or (ii) a DTC Participant, and must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Units (“Authorized Participant Agreement”) (discussed below). A member or participant of a clearing agency registered with the SEC which has a written agreement with the Fund or one of its service providers that allows such member or participant to place orders for the purchase and redemption of Creation Units is referred to as an “Authorized Participant.” All shares of the Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.
Role of the Authorized Participant.  Creation Units may be purchased only by or through a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows such member or participant to place orders for the purchase and redemption of Creation Units (an “Authorized Participant”). Such Authorized Participant will agree, pursuant to the terms of such Authorized Participant Agreement and on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that such Authorized Participant will make available in advance of each purchase of shares an amount of cash sufficient to pay the Cash Component, once the NAV of a Creation Unit is next determined after receipt of the purchase order in proper form, together with the transaction fees described below. An Authorized Participant, acting on behalf of an investor, may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Cash Component. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement and that orders to purchase Creation Units may have to be placed by the investor's broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Trust does not expect to enter into an Authorized Participant Agreement with more than a
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small number of DTC Participants. A list of current Authorized Participants may be obtained from the Distributor. The Distributor has adopted guidelines regarding Authorized Participants’ transactions in Creation Units that are made available to all Authorized Participants. These guidelines set forth the processes and standards for Authorized Participants to transact with the Distributor and its agents in connection with creation and redemption transactions. In addition, the Distributor may be appointed as the proxy of the Authorized Participant and may be granted a power of attorney under its Authorized Participant Agreement.
Purchase Orders.   To initiate an order for a Creation Unit, an Authorized Participant must submit to the Distributor or its agent an irrevocable order to purchase shares of the Fund, in proper form, generally before 4:00 p.m., Eastern time on any Business Day to receive that day’s NAV. The Distributor or its agent will notify BFA and the custodian of such order. The custodian will then provide such information to any appropriate sub-custodian. Procedures and requirements governing the delivery of the Fund Deposit are set forth in the procedures handbook for Authorized Participants and may change from time to time. Investors, other than Authorized Participants, are responsible for making arrangements for a creation request to be made through an Authorized Participant. The Distributor or its agent will provide a list of current Authorized Participants upon request. Those placing orders to purchase Creation Units through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor or its agent by the Cutoff Time (as defined below) on such Business Day.
The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Fund, immediately available or same day funds estimated by the Fund to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fees. Those placing orders should ascertain the deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the Cutoff Time of the Fund. Investors should be aware that an Authorized Participant may require orders for purchases of shares placed with it to be in the particular form required by the individual Authorized Participant.
The Authorized Participant is responsible for any and all expenses and costs incurred by the Fund, including any applicable cash amounts, in connection with any purchase order.
Timing of Submission of Purchase Orders.  An Authorized Participant must submit an irrevocable order to purchase shares of the Fund generally before 4:00 p.m., Eastern time on any Business Day in order to receive that day's NAV. Creation Orders must be transmitted by an Authorized Participant in the form required by the Fund to the Distributor or its agent pursuant to procedures set forth in the Authorized Participant Agreement. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or its agent or an Authorized Participant. Orders to create shares of the Fund that are submitted on the Business Day immediately preceding a holiday or a day (other than a weekend) when the equity markets in the relevant non-U.S. market are closed may not be accepted. The Fund's deadline specified above for the submission of purchase orders is referred to as the Fund's “Cutoff Time.” The Distributor or its agent, in their discretion, may permit the submission of such orders and requests by or through an Authorized Participant at any time (including on days on which the Listing Exchange is not open for business) via communication through the facilities of the Distributor's or its agent's proprietary website maintained for this purpose. Purchase orders and redemption requests, if accepted by the Trust, will be processed based on the NAV next determined after such acceptance in accordance with the Fund's Cutoff Times as provided in the Authorized Participant Agreement and disclosed in this SAI.
Acceptance of Orders for Creation Units.   Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor's behalf) and (ii) arrangements satisfactory to the Fund are in place for payment of the Cash Component and any other cash amounts which may be due, the Fund will accept the order, subject to the Fund's right (and the right of the Distributor and BFA) to reject any order until acceptance, as set forth below.
Once the Fund has accepted an order, upon the next determination of the NAV of the shares, the Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor or its agent will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.
The Fund reserves the right to reject or revoke a creation order transmitted to it by the Distributor or its agent provided that a rejection or revocation of a creation order does not violate Rule 6c-11 under the Investment Company Act. For example, the Fund may reject or revoke a creation order transmitted to it by the Distributor or its agent if (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the
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Fund; (iii) the Deposit Securities delivered do not conform to the identity and number of shares specified, as described above; (iv) acceptance of the Deposit Securities is not legally required or would, in the opinion of counsel, be unlawful; or (v) circumstances outside the control of the Fund, the Distributor or its agent and BFA make it impracticable to process purchase orders. The Distributor or its agent shall notify a prospective purchaser of a Creation Unit and/or the Authorized Participant acting on behalf of such purchaser of its rejection of such order. The Fund, State Street, the sub-custodian and the Distributor or its agent are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for failure to give such notification.
Issuance of a Creation Unit.   Except as provided herein, a Creation Unit will not be issued until the transfer of good title to the Fund of the Deposit Securities and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the custodian that the securities included in the Fund Deposit (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Distributor or its agent and BFA shall be notified of such delivery and the Fund will issue and cause the delivery of the Creation Unit.
Creation Units of the Fund are generally issued on a “T+2 basis” (i.e., two Business Days after trade date). However, the Fund reserves the right to settle Creation Unit transactions on a different basis, if necessary or appropriate under the circumstances and compliant with applicable law. These circumstances may include, among others, accommodating non-U.S. market holiday schedules and accounting for different treatment among non-U.S. and U.S. markets of dividend record dates and ex-dividend dates (i.e., the last day the holder of a security can sell the security and still receive dividends payable on the security).
To the extent contemplated by an Authorized Participant Agreement with the Distributor, the Fund will issue Creation Units to such Authorized Participant, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral as set forth in the handbook for Authorized Participants. The Trust may use such collateral at any time to buy Deposit Securities for the Fund. Such collateral must be delivered no later than the time specified by the Fund or its custodian on the contractual settlement date. Information concerning the Fund's current procedures for collateralization of missing Deposit Securities is available from the Distributor or its agent. The Authorized Participant Agreement will permit the Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Fund of purchasing such securities and the collateral including, without limitation, liability for related brokerage, borrowings and other charges.
In certain cases, Authorized Participants may create and redeem Creation Units on the same trade date and in these instances, the Fund reserves the right to settle these transactions on a net basis or require a representation from the Authorized Participants that the creation and redemption transactions are for separate beneficial owners. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Fund and the Fund's determination shall be final and binding.
Costs Associated with Creation Transactions.   A standard creation transaction fee is imposed to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard creation transaction fee is charged to the Authorized Participant on the day such Authorized Participant creates a Creation Unit, and is the same, regardless of the number of Creation Units purchased by the Authorized Participant on the applicable Business Day.
In order to defray transaction expenses for the Fund and protect against possible shareholder dilution, if a creation transaction consists solely or partially of cash, the Authorized Participant may also be required to cover (up to the maximum amount shown below) certain brokerage, tax, foreign exchange, execution and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs based on historical data or other inputs, at BlackRock’s discretion, and may include part or all of the spread between the expected bid and offer side of the market and anticipated market impact). However, the Fund is not obligated to trade identical securities to the securities identified by BlackRock in estimating these transaction and other costs and expenses. In certain cases, BlackRock or an affiliate may determine in its discretion to deviate from the regular charge, subject to the maximum amounts shown below.
Authorized Participants will also bear the costs of transferring the Deposit Securities to the Fund. Certain fees/costs associated with creation transactions may be waived in certain circumstances. Investors who use the services of a broker or other financial intermediary to acquire Fund shares may be charged a fee for such services.
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The following table sets forth the Fund's standard creation transaction fees and maximum additional charge (as described above):

Standard Creation Transaction Fee	Maximum Additional Charge*
$15,000	7.0%

*
As a percentage of the net asset value per Creation Unit.
Redemption of Creation Units.
Shares of the Fund may be redeemed by Authorized Participants only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor or its agent and only on a Business Day. The Fund will not redeem shares in amounts less than Creation Units. There can be no assurance, however, that there will be sufficient liquidity in the secondary market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a Creation Unit that could be redeemed by an Authorized Participant. Beneficial owners also may sell shares in the secondary market.
The Fund generally redeems Creation Units for Fund Securities (as defined below). Please see the Cash Redemption Method section below and the following discussion summarizing the in-kind method for further information on redeeming Creation Units of the Fund.
The Fund publishes the designated portfolio of securities (including any portion of such securities for which cash may be substituted) that will be applicable to redemption requests received in proper form (as defined below) on that day (“Fund Securities” or “Redemption Basket”), and an amount of cash (the “Cash Amount,” as described below) in order to effect redemptions of Creation Units of the Fund. Such Fund Securities and Cash Amount will remain in effect until such time as the next announced composition of the Fund Securities and Cash Amount is made available. The Fund Securities and Cash Amount are subject to possible amendment or correction. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units. Procedures and requirements governing redemption transactions are set forth in the handbook for Authorized Participants and may change from time to time.
Unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities, plus the Cash Amount, which is an amount equal to the difference between the NAV of the shares being redeemed, as next determined after the receipt of a redemption request in proper form, and the value of Fund Securities, less a redemption transaction fee (as described below).
The Trust may, in its sole discretion, substitute a “cash in lieu” amount to replace any Fund Security in certain circumstances, including: (i) when the delivery of a Fund Security to the Authorized Participant (or to an investor on whose behalf the Authorized Participant is acting) would be restricted under applicable securities or other local laws or due to a trading restriction; (ii) when the delivery of a Fund Security to the Authorized Participant would result in the disposition of the Fund Security by the Authorized Participant due to restrictions under applicable securities or other local laws; (iii) when the delivery of a Fund Security to the Authorized Participant would result in unfavorable tax treatment; (iv) when a Fund Security cannot be settled or otherwise delivered in time to facilitate an in-kind redemption; or (v) in certain other situations. The amount of cash paid out in such cases will be equivalent to the value of the substituted security listed as a Fund Security. In the event that the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder. The Fund generally redeems Creation Units for Fund Securities, but the Fund reserves the right to utilize a cash option for redemption of Creation Units. The Fund may, in its sole discretion, provide such redeeming Authorized Participant a portfolio of securities that differs from the exact composition of the Fund Securities, but does not differ in NAV. The Redemption Basket may also be modified to minimize the Cash Component by redistributing the cash to the Fund Securities portion of the Redemption Basket through systematically rounding. The rounding methodology allows position sizes of securities in the Fund Securities to be “rounded up,” while limiting the maximum allowed percentage change in weight and share quantity of any given security in the Redemption Basket. Redemption Baskets may also be modified to position a fund towards a forward index rebalance to reflect revisions that account for index additions, deletions, and re-weights.
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Cash Redemption Method.   Although the Trust does not generally permit partial or full cash redemptions of Creation Units of its funds, when partial or full cash redemptions of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind redemptions thereof. In the case of partial or full cash redemption, the Authorized Participant receives the cash equivalent of the Fund Securities it would otherwise receive through an in-kind redemption, plus the same Cash Amount to be paid to an in-kind redeemer.
Costs Associated with Redemption Transactions.
A standard redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the Fund. The standard redemption transaction fee is charged to the Authorized Participant on the day such Authorized Participant redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by an Authorized Participant on the applicable Business Day.
In order to defray transaction expenses for the Fund and protect against possible shareholder dilution, if a redemption transaction consists solely or partially of cash, the Authorized Participant may also be required to cover (up to the maximum amount shown below) certain brokerage, tax, foreign exchange, execution and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs based on historical data or other inputs, at BlackRock’s discretion, and may include part or all of the spread between the expected bid and offer side of the market and anticipated market impact). However, the Fund is not obligated to trade identical securities to the securities identified by BlackRock in estimating these transaction and other costs and expenses. In certain cases, BlackRock or an affiliate may determine in its discretion to deviate from the regular charge, subject to the maximum amounts shown below.
Authorized Participants will also bear the costs of transferring the Fund Securities from the Fund to their account on their order. Certain fees/costs associated with redemption transactions may be waived in certain circumstances. Investors who use the services of a broker or other financial intermediary to dispose of Fund shares may be charged a fee for such services.
The following table sets forth the Fund's standard redemption transaction fees and maximum additional charge (as described above):

Standard Redemption Transaction Fee	Maximum Additional Charge*
$15,000	2.0%

*
As a percentage of the net asset value per Creation Unit, inclusive of the standard redemption transaction fee.
Placement of Redemption Orders.  Redemption requests for Creation Units of the Fund must be submitted to the Distributor or its agent by or through an Authorized Participant. An Authorized Participant must submit an irrevocable request to redeem shares of the Fund generally before 4:00 p.m., Eastern time on any Business Day in order to receive that day's NAV. On days when the Listing Exchange closes earlier than normal, the Fund may require orders to redeem Creation Units to be placed earlier that day. Investors, other than Authorized Participants, are responsible for making arrangements for a redemption request to be made through an Authorized Participant. The Distributor or its agent will provide a list of current Authorized Participants upon request.
The Authorized Participant must transmit the request for redemption in the form required by the Fund to the Distributor or its agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement and that, therefore, requests to redeem Creation Units may have to be placed by the investor's broker through an Authorized Participant who has executed an Authorized Participant Agreement. At any time, only a limited number of broker-dealers will have an Authorized Participant Agreement in effect. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to the Fund's transfer agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.
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A redemption request is considered to be in “proper form” if: (i) an Authorized Participant has transferred or caused to be transferred to the Fund's transfer agent the Creation Unit redeemed through the book-entry system of DTC so as to be effective by the Listing Exchange closing time on any Business Day on which the redemption request is submitted; (ii) a request in form satisfactory to the Fund is received by the Distributor or its agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above; and (iii) all other procedures set forth in the Authorized Participant Agreement are properly followed.
Upon receiving a redemption request, the Distributor or its agent shall notify the Fund and the Fund's transfer agent of such redemption request. The tender of an investor's shares for redemption and the distribution of the securities and/or cash included in the redemption payment made in respect of Creation Units redeemed will be made through DTC and the relevant Authorized Participant to the Beneficial Owner thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds, as the case may be, or by such other means specified by the Authorized Participant submitting the redemption request.
A redeeming Authorized Participant, whether on its own account or acting on behalf of a Beneficial Owner, must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the portfolio securities are customarily traded, to which account such portfolio securities will be delivered.
Deliveries of redemption proceeds by the Fund are generally made within two Business Days (i.e., “T+2”). However, the Fund reserves the right to settle redemption transactions on a different basis, if necessary or appropriate under the circumstances and compliant with applicable law. These circumstances may include, among others, accommodating non-U.S. market holiday schedules and accounting for different treatment among non-U.S. and U.S. markets of dividend record dates and dividend ex-dates (i.e., the last date the holder of a security can sell the security and still receive dividends payable on the security).
If neither the Authorized Participant nor the Beneficial Owner on whose behalf the Authorized Participant is acting has appropriate arrangements to take delivery of Fund Securities in the applicable non-U.S. jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of Fund Securities in such jurisdiction, the Fund may in its discretion exercise its option to redeem such shares in cash, and the Beneficial Owner will be required to receive its redemption proceeds in cash. In such case, the investor will receive a cash payment equal to the net asset value of its shares based on the NAV of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charges specified above to offset the Fund's brokerage and other transaction costs associated with the disposition of Fund Securities). Redemptions of shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund cannot lawfully deliver specific Fund Securities upon redemptions or cannot do so without first registering the Fund Securities under such laws.
Although the Trust does not ordinarily permit cash redemptions of Creation Units in the event that cash redemptions are permitted or required by the Trust, proceeds will be paid to the Authorized Participant redeeming shares as soon as practicable after the date of redemption (within seven calendar days thereafter). If the Fund includes a foreign investment in its basket, and if a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming Authorized Participants prevents timely delivery of the foreign investment in response to a redemption request, the Fund may delay delivery of the foreign investment more than seven days if the Fund delivers the foreign investment as soon as practicable, but in no event later than 15 days.
To the extent contemplated by an Authorized Participant's agreement with the Distributor or its agent, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit to be redeemed to the Fund, at or prior to the time specified by the Fund or its custodian on the Business Day after the date of submission of such redemption request, the Distributor or its agent will accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral as set forth in the handbook for Authorized Participants. Such collateral must be delivered no later than the time specified by the Fund or its custodian on the Business Day after the date of submission of such redemption request and shall be held by State Street and marked-to-market daily. The fees of State Street and any sub-custodians in respect of the delivery, maintenance and redelivery of the collateral shall be payable by the Authorized Participant. The Authorized Participant Agreement permits the Fund to acquire shares of the Fund at any time and subjects the Authorized Participant to liability for any shortfall between the aggregate of the cost to the
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Fund of purchasing such shares, plus the value of the Cash Amount, and the value of the collateral together with liability for related brokerage and other charges.
Because the portfolio securities of the Fund may trade on exchange(s) on days that the Listing Exchange is closed or are otherwise not Business Days for the Fund, shareholders may not be able to redeem their shares of the Fund or purchase or sell shares of the Fund on the Listing Exchange on days when the NAV of the Fund could be significantly affected by events in the relevant non-U.S. markets.
The right of redemption may be suspended or the date of payment postponed with respect to the Fund: (i) for any period during which the Listing Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the Listing Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of the Fund's portfolio securities or determination of its NAV is not reasonably practicable; or (iv) in such other circumstance as is permitted by the SEC.
Custom Baskets.  Creation and Redemption baskets may differ and the Fund may accept “custom baskets.” A custom basket may include any of the following: (i) a basket that is composed of a non-representative selection of the Fund's portfolio holdings; (ii) a representative basket that is different from the initial basket used in transactions on the same business day; or (iii) a basket that contains bespoke cash substitutions for a single Authorized Participant. The Fund has adopted policies and procedures that govern the construction and acceptance of baskets, including heightened requirements for certain types of custom baskets. Such policies and procedures provide the parameters for the construction and acceptance of custom baskets that are in the best interests of the Fund and its shareholders, establish processes for revisions to, or deviations from, such parameters, and specify the titles and roles of the employees of BFA who are required to review each custom basket for compliance with those parameters. In addition, when constructing custom baskets for redemptions, the tax efficiency of the Fund may be taken into account. The policies and procedures distinguish among different types of custom baskets that may be used for the Fund and impose different requirements for different types of custom baskets in order to seek to mitigate against potential risks of conflicts and/or overreaching by an Authorized Participant. BlackRock has established a governance process to oversee basket compliance for the Fund, as set forth in the Fund's policies and procedures.
Taxation on Creations and Redemptions of Creation Units.   An Authorized Participant generally will recognize either gain or loss upon the exchange of Deposit Securities for Creation Units. This gain or loss is calculated by taking the market value of the Creation Units purchased over the Authorized Participant’s aggregate basis in the Deposit Securities exchanged therefor. However, the IRS may apply the wash sales rules to determine that any loss realized upon the exchange of Deposit Securities for Creation Units is not currently deductible. Authorized Participants should consult their own tax advisors.
Current U.S. federal income tax laws dictate that capital gain or loss realized from the redemption of Creation Units will generally create long-term capital gain or loss if the Authorized Participant holds the Creation Units for more than one year, or short-term capital gain or loss if the Creation Units were held for one year or less, if the Creation Units are held as capital assets.
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Taxes
The following is a summary of certain material U.S. federal income tax considerations regarding the purchase, ownership and disposition of shares of the Fund. This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to the Fund or to all categories of investors, some of which may be subject to special tax rules. Current and prospective shareholders are urged to consult their own tax advisors with respect to the specific U.S. federal, state, local and non-U.S. tax consequences of investing in the Fund. The summary is based on the laws and judicial and administrative interpretations thereof in effect on the date of this SAI, all of which are subject to change, possibly with retroactive effect.
Regulated Investment Company Qualifications.  The Fund intends to qualify for treatment as a separate RIC under Subchapter M of the Internal Revenue Code. To qualify for treatment as a RIC, the Fund must annually distribute at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (i) at least 90% of the Fund’s annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or non-U.S. currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in qualified publicly-traded partnerships (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive at least 90% of their income from interest, dividends, capital gains and other traditionally permitted RIC income); and (ii) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the market value of the Fund’s total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund's total assets may be invested in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer, of two or more issuers of which 20% or more of the voting stock is held by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly-traded partnerships.
The Fund may be able to cure a failure to derive at least 90% of its income from the sources specified above or a failure to diversify its holdings in the manner described above by paying a tax and/or by disposing of certain assets. If, in any taxable year, the Fund fails one of these tests and does not timely cure the failure, the Fund will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by the Fund in computing its taxable income.
Although, in general, the passive loss rules of the Internal Revenue Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to interests in qualified publicly-traded partnerships. The Fund's investments in partnerships, including in qualified publicly-traded partnerships, may result in the Fund being subject to state, local, or non-U.S. income, franchise or withholding tax liabilities.
Taxation of RICs.  As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders, provided that it satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, the Fund must distribute to its shareholders at least the sum of (i) 90% of its “investment company taxable income” (i.e., income other than the excess of its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments, and (ii) 90% of its net tax-exempt income for the taxable year. The Fund will be subject to income tax at regular corporate rates on any taxable income or gains that it does not distribute to its shareholders. If the Fund fails to qualify for any taxable year as a RIC or fails to meet the distribution requirement, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits. In such event, distributions to individuals should be eligible to be treated as qualified dividend income and distributions to corporate shareholders generally should be eligible for the dividends received deduction. Although the Fund intends to distribute substantially all of its net investment income and its capital gains for each taxable year, the Fund may decide to retain a portion of its income or gains. The Fund will be subject to U.S. federal income taxation and excise taxation (as described below) to the extent it does not distribute all (or, in the case
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of the excise tax, substantially all) of such income or gains. In certain circumstances, including in instances where the operational cost of the distribution would exceed the amount of the income or excise tax, BFA or an affiliate may voluntarily pay the tax on behalf of the Fund or reimburse the Fund for the tax. If the Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. If the Fund fails to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Fund had been liquidated) if it qualifies as a RIC in a subsequent year.
Excise Tax.  The Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus at least 98.2% of its capital gain net income for the 12 months ended October 31 of such year. For this purpose, however, any ordinary income or capital gain net income retained by the Fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year.
Net Capital Loss Carryforwards.  Net capital loss carryforwards may be applied against any net realized capital gains in each succeeding year, until they have been reduced to zero.
In the event that the Fund were to experience an ownership change as defined under the Internal Revenue Code, the loss carryforwards and other favorable tax attributes of the Fund, if any, may be subject to limitation.
The Fund had net capital loss carryforwards as set forth in the table below as of July 31, 2025, the tax year-end for the Fund:

Fund	Non-Expiring Capital Loss Carryforward
iShares Core MSCI Pacific ETF	$91,048,629
Taxation of U.S. Shareholders.   Dividends and other distributions by the Fund are generally treated under the Internal Revenue Code as received by the shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by the Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided such dividend is actually paid by the Fund during January of the following calendar year.
The Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if the Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax (at a flat rate of 21%) on the amount retained. In that event, unless the retained amount is deemed to be de minimis or the applicable tax is otherwise reimbursed by BFA or an affiliate, the Fund will generally designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to the excess of the amount in clause (a) over the amount in clause (b). Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the IRS.
Distributions of net realized long-term capital gains, if any, that the Fund reports as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund. All other dividends of the Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits (“regular dividends”) are generally subject to tax as ordinary income, subject to the discussion of qualified dividend income below. Long-term capital gains are eligible for taxation at a maximum rate of 15% or 20% for non-corporate shareholders, depending on whether their income exceeds certain threshold amounts.
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If an individual receives a regular dividend qualifying for the long-term capital gains rates and such dividend constitutes an “extraordinary dividend,” and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An “extraordinary dividend” on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period, or (ii) in an amount greater than 20% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.
Distributions in excess of the Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder’s basis in shares of the Fund, and as a capital gain thereafter (if the shareholder holds shares of the Fund as capital assets). Distributions in excess of the Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to shareholders and will not constitute nontaxable returns of capital. Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive and should have a cost basis in the shares received equal to such amount.
A 3.8% U.S. federal Medicare contribution tax is imposed on net investment income, including, but not limited to, interest, dividends, and net gain from investments, of U.S. individuals with income exceeding $200,000 (or $250,000 if married and filing jointly) and of estates and trusts.
Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If the Fund is the holder of record of any security on the record date for any dividends payable with respect to such security, such dividends will be included in the Fund’s gross income not as of the date received but as of the later of (a) the date such security became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the security would not be entitled to receive the declared, but unpaid, dividends); or (b) the date the Fund acquired such security. Accordingly, in order to satisfy its income distribution requirements, the Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.
In certain situations, the Fund may, for a taxable year, defer all or a portion of its net capital loss (or if there is no net capital loss, then any net long-term or short-term capital loss) realized after October and its late-year ordinary loss (defined as the sum of (i) the excess of post-October foreign currency and passive foreign investment company (“PFIC”) losses over post-October foreign currency and PFIC gains and (ii) the excess of post-December ordinary losses over post-December ordinary income) until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October (or December) may affect the tax character of shareholder distributions.
Sales of Shares.  Upon the sale or exchange of shares of the Fund, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and the shareholder’s basis in shares of the Fund. A redemption of shares by the Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends or capital gains distributions, or by an option or contract to acquire substantially identical shares, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. The Medicare contribution tax described above will apply to the sale of Fund shares.
If a shareholder incurs a sales charge in acquiring shares of the Fund, disposes of those shares within 90 days and then, on or before January 31 of the following calendar year, acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares. Furthermore, the
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same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents shareholders from immediately deducting the sales charge by shifting their investments within a family of mutual funds.
Backup Withholding.  In certain cases, the Fund will be required to withhold at a 24% rate and remit to the U.S. Treasury such amounts withheld from any distributions paid to a shareholder who: (i) has failed to provide a correct taxpayer identification number; (ii) is subject to backup withholding by the IRS; (iii) has failed to certify to the Fund that such shareholder is not subject to backup withholding; or (iv) has not certified that such shareholder is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's U.S. federal income tax liability.
Sections 351 and 362.  The Trust, on behalf of the Fund, has the right to reject an order for a purchase of shares of the Fund if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to Sections 351 and 362 of the Internal Revenue Code, the Fund would have a basis in the securities different from the market value of such securities on the date of deposit. If the Fund’s basis in such securities on the date of deposit was less than market value on such date, the Fund, upon disposition of the securities, would recognize more taxable gain or less taxable loss than if its basis in the securities had been equal to market value. It is not anticipated that the Trust will exercise the right of rejection except in a case where the Trust determines that accepting the order could result in material adverse tax consequences to the Fund or its shareholders. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.
Taxation of Certain Derivatives.  The Fund’s transactions in zero coupon securities, non-U.S. currencies, forward contracts, options and futures contracts (including options and futures contracts on non-U.S. currencies), to the extent permitted, will be subject to special provisions of the Internal Revenue Code (including provisions relating to “hedging transactions” and “straddles”) that, among other consequences, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any zero coupon security, non-U.S. currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a RIC.
The Fund’s investments in so-called “Section 1256 contracts,” such as regulated futures contracts, most non-U.S. currency forward contracts traded in the interbank market and options on most security indexes, are subject to special tax rules. All Section 1256 contracts held by the Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in Section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.
As a result of entering into swap contracts, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than one year). With respect to certain types of swaps, the Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss.
Qualified Dividend Income.  Distributions by the Fund of investment company taxable income (including any short-term capital gains), whether received in cash or shares, will be taxable either as ordinary income or as qualified dividend income, which is eligible to be taxed at long-term capital gain rates to the extent the Fund receives qualified dividend income on the securities it holds and the Fund reports the distribution as qualified dividend income. Qualified dividend income is, in general,
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dividend income from taxable U.S. corporations (but generally not from U.S. REITs) and certain non-U.S. corporations (e.g., non-U.S. corporations that are not PFICs and which are incorporated in a possession of the U.S. or in certain countries with a comprehensive tax treaty with the U.S., or the stock of which is readily tradable on an established securities market in the U.S. (where the dividends are paid with respect to such stock)). Substitute payments received by the Fund for securities lent out by the Fund will not be qualified dividend income.
A dividend from the Fund will not be treated as qualified dividend income to the extent that: (i) the shareholder has not held the shares on which the dividend was paid for 61 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become ex-dividend with respect to such dividend or the Fund fails to satisfy those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder (or, in the case of certain preferred stocks, the holding requirement of 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend with respect to such dividend); (ii) the Fund or the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property; or (iii) the shareholder elects to treat such dividend as investment income under Section 163(d)(4)(B) of the Internal Revenue Code. Dividends received by the Fund from a REIT or another RIC may be treated as qualified dividend income only to the extent the dividend distributions are attributable to qualified dividend income received by such REIT or other RIC. It is expected that dividends received by the Fund from a REIT and distributed to a shareholder generally will be taxable to the shareholder as ordinary income. However, a non-corporate taxpayer who is a direct REIT shareholder may claim a 20% “qualified business income” deduction for ordinary REIT dividends, and a RIC may report dividends as eligible for this deduction to the extent the RIC’s income is derived from ordinary REIT dividends (reduced by allocable RIC expenses). A shareholder may treat the dividends as such provided the RIC and the shareholder satisfy applicable holding period requirements. Distributions by the Fund of its net short-term capital gains will be taxable as ordinary income.
Corporate Dividends Received Deduction.  Dividends paid by the Fund that are attributable to dividends received by the Fund from U.S. corporations may qualify for the U.S. federal dividends received deduction for corporations. A 46-day minimum holding period during the 90-day period that begins 45 days prior to ex-dividend date (or 91-day minimum holding period during the 180 period beginning 90 days prior to ex-dividend date for certain preference dividends) during which risk of loss may not be diminished is required for the applicable shares, at both the Fund and shareholder level, for a dividend to be eligible for the dividends received deduction. Restrictions may apply if indebtedness, including a short sale, is attributable to the investment.
Excess Inclusion Income.  Under current law, the Fund serves to block unrelated business taxable income (“UBTI”) from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Section 514(b) of the Internal Revenue Code. Certain types of income received by the Fund from REITs, real estate mortgage investment conduits, taxable mortgage pools or other investments may cause the Fund to report some or all of its distributions as “excess inclusion income.” To Fund shareholders, such excess inclusion income may: (i) constitute taxable income, as UBTI for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (ii) not be offset by otherwise allowable deductions for tax purposes; (iii) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (iv) cause the Fund to be subject to tax if certain “disqualified organizations,” as defined by the Internal Revenue Code, are Fund shareholders. If a charitable remainder annuity trust or a charitable remainder unitrust (each as defined in Section 664 of the Internal Revenue Code) has UBTI for a taxable year, a 100% excise tax on the UBTI is imposed on the trust.
The Fund tries to avoid investing in REITs that are expected to generate excess inclusion income, but the Fund may not always be successful in doing so. Because information about a REIT’s investments may be inadequate or inaccurate, or because a REIT may change its investment program, the Fund may not be successful in avoiding the consequences described above. Avoidance of investments in REITs that generate excess inclusion income may require the Fund to forego otherwise attractive investment opportunities.
Non-U.S. Investments.  Under Section 988 of the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a non-U.S. currency and the time the Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. In general, gains (and losses) realized on debt instruments will be treated as Section 988
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gain (or loss) to the extent attributable to changes in exchange rates between the U.S. dollar and the currencies in which the instruments are denominated. Similarly, gains or losses on non-U.S. currency, non-U.S. currency forward contracts and certain non-U.S. currency options or futures contracts denominated in non-U.S. currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss unless the Fund were to elect otherwise.
The Fund may be subject to non-U.S. income taxes withheld at the source. The Fund, if permitted to do so, may elect to “pass through” to its investors the amount of non-U.S. income taxes paid by the Fund provided that the Fund held the security on the dividend settlement date and for at least 15 additional days immediately before and/or thereafter, with the result that each investor with respect to shares of the Fund held for a minimum 16-day holding period at the time of deemed distribution will (i) include in gross income, even though not actually received, the investor’s pro rata share of the Fund’s non-U.S. income taxes, and (ii) either deduct (in calculating U.S. taxable income, but only for investors who itemize their deductions on their personal tax returns) or credit (in calculating U.S. federal income tax) the investor’s pro rata share of the Fund’s non-U.S. income taxes. Withholding taxes on dividends on non-U.S. securities while such securities are lent out by the Fund are not eligible for non-U.S. tax credit pass through. Taxes not “passed through” for tax purposes will not be available to shareholders for foreign tax credit purposes. A non-U.S. person invested in the Fund in a year that the Fund elects to “pass through” its non-U.S. taxes may be treated as receiving additional dividend income subject to U.S. withholding tax. A non-U.S. tax credit may not exceed the investor’s U.S. federal income tax otherwise payable with respect to the investor’s non-U.S. source income. For this purpose, shareholders must treat as non-U.S. source gross income (i) their proportionate shares of non-U.S. taxes paid by the Fund and (ii) the portion of any dividend paid by the Fund that represents income derived from non-U.S. sources; the Fund’s gain from the sale of securities will generally be treated as U.S.-source income. Certain limitations will be imposed to the extent to which the non-U.S. tax credit may be claimed. If your Fund shares are loaned pursuant to securities lending arrangements, you may lose the ability to use any non-U.S. tax credits passed through by the Fund or to treat Fund dividends (paid while the shares are held by the borrower) as qualified dividends. Regarding a short sale with respect to shares of the Fund, substitute payments made to the lender of such shares may not be deductible under certain circumstances. Consult your financial intermediary or tax advisor.
Passive Foreign Investment Companies.  If the Fund purchases shares in PFICs, it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.
If the Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Internal Revenue Code, in lieu of the foregoing requirements, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.
Alternatively, the Fund may make a mark-to-market election that would result in the Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, the Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the IRS. By making the election, the Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The Fund may have to distribute this “phantom” income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax.
The Fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effects of these rules.
Reporting.  If a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement,
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but under current guidance, shareholders of a RIC are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Other Taxes.  Dividends, distributions and redemption proceeds may also be subject to additional state, local and non-U.S. taxes depending on each shareholder’s particular situation.
Taxation of Non-U.S. Shareholders.  Dividends paid by the Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. Dividends paid by the Fund from net tax-exempt income or long-term capital gains are generally not subject to such withholding tax. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN or IRS Form W-8BEN-E certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides an IRS Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the U.S. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN, IRS Form W-8BEN-E or other applicable form may be subject to backup withholding at the appropriate rate.
Properly-reported dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of the Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder or partner, reduced by expenses that are allocable to such income) or (ii) are paid in respect of the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, the Fund may report all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN, IRS Form W-8BEN-E or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.
Special rules may apply to a foreign shareholder receiving a Fund distribution if at least 50% of the Fund's assets consist of interests in U.S. real property interests, including certain REITs and U.S. real property holding corporations (as defined in the Internal Revenue Code and Treasury regulations). Fund distributions that are attributable to gain from the disposition of a U.S. real property interest will be taxable as ordinary dividends and subject to withholding at a 30% or lower treaty rate if the foreign shareholder held no more than 5% of the Fund's shares at any time during the one-year period ending on the date of the distribution. If the foreign shareholder held at least 5% of the Fund's shares, the distribution would be treated as income effectively connected with a trade or business within the U.S. and the foreign shareholder would be subject to withholding tax at a rate of 21% and would generally be required to file a U.S. federal income tax return.
Similar consequences would generally apply to a foreign shareholder's gain on the sale of Fund shares unless the Fund is domestically controlled (meaning that more than 50% of the value of the Fund's shares is held by U.S. shareholders) or the foreign shareholder owns no more than 5% of the Fund's shares at any time during the five-year period ending on the date of sale. Finally, a domestically controlled Fund may be required to recognize a portion of its gain on the in-kind distribution of certain U.S. real property interests. Shareholders that are nonresident aliens or foreign entities are urged to consult their own tax advisors concerning the particular tax consequences to them of an investment in the Fund.
The rules laid out in the previous two paragraphs, other than the withholding rules, will apply notwithstanding the Fund’s participation in a wash sale transaction or its payment of a substitute dividend.
Shareholders that are nonresident aliens or foreign entities are urged to consult their own tax advisors concerning the particular tax consequences to them of an investment in the Fund.
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Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to: (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders; and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to: (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders; comply with due diligence procedures with respect to the identification of U.S. accounts; report to the IRS certain information with respect to U.S. accounts maintained; agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information; and determine certain other information concerning their account holders, or (ii) in the event an intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities may need to report the name, address, and taxpayer identification number of each substantial U.S. owner or provide certifications of no substantial U.S. ownership unless certain exceptions apply.
Shares of the Fund held by a non-U.S. shareholder at death will be considered situated within the U.S. and subject to the U.S. estate tax.
The foregoing discussion is a summary of certain material U.S. federal income tax considerations only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisors as to the tax consequences of investing in such shares, including consequences under state, local and non-U.S. tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date of this SAI. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.
Financial Statements
The Fund's audited Financial Statements, including the Financial Highlights, appearing in the Annual Report to Shareholders and the report therein of PricewaterhouseCoopers LLP, an independent registered public accounting firm, are hereby incorporated by reference in this SAI. The Annual Report to Shareholders, which contains the referenced audited financial statements, is available upon request and without charge.
Miscellaneous Information
Counsel.  Willkie Farr & Gallagher LLP, located at 787 Seventh Avenue, New York, NY 10019, is counsel to the Trust.
Independent Registered Public Accounting Firm.  PricewaterhouseCoopers LLP, located at Two Commerce Square, 2001 Market Street, Philadelphia, PA 19103, serves as the Trust's independent registered public accounting firm, audits the Fund's financial statements, and may perform other services.
Shareholder Communications to the Board.  The Board has established a process for shareholders to communicate with the Board. Shareholders may contact the Board by mail. Correspondence should be addressed to iShares Board of Trustees, c/o BlackRock Fund Advisors, iShares Fund Administration, 400 Howard Street, San Francisco, CA 94105. Shareholder communications to the Board should include the following information: (i) the name and address of the shareholder; (ii) the number of shares owned by the shareholder; (iii) the Fund(s) of which the shareholder owns shares; and (iv) if these shares are owned indirectly through a broker, financial intermediary or other record owner, the name of the broker, financial intermediary or other record owner. All correspondence received as set forth above shall be reviewed by the Secretary of the Trust and reported to the Board.
Investors’ Rights.  The Fund relies on the services of BFA and its other service providers, including the Distributor, administrator, custodian and transfer agent. Further information about the duties and roles of these service providers is set out in this SAI. Investors who acquire shares of the Fund are not parties to the relevant agreement with these service providers and do not have express contractual rights against the Fund or its service providers, except certain institutional investors that are Authorized Participants may have certain express contractual rights with respect to the Distributor under
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the terms of the relevant Authorized Participant Agreement. Investors may have certain legal rights under federal or state law against the Fund or its service providers. In the event that an investor considers that it may have a claim against the Fund, or against any service provider in connection with its investment in the Fund, such investor should consult its own legal advisor.
By contract, Authorized Participants irrevocably submit to the non-exclusive jurisdiction of any New York State or U.S. federal court sitting in New York City over any suit, action or proceeding arising out of or relating to the Authorized Participant Agreement. Jurisdiction over other claims, whether by investors or Authorized Participants, will turn on the facts of the particular case and the law of the jurisdiction in which the proceeding is brought.
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Appendix A - Proxy Voting Policies
A-1

Open-End Active and Fixed Income Index Fund Proxy Voting Policy
Procedures Governing Delegation of Proxy Voting to Fund Advisers
Effective Date: January 1, 2025
________________________________________
Applies to the following types of Funds registered under the 1940 Act:
☐ Index Equity Mutual Funds and Exchange-Traded Funds
☒ Open-End Active and Fixed Income Index Mutual Funds and Exchange-Traded Funds
☐ Money Market Funds
☐ Closed-End Funds
☐ Other
________________________________________
Objective and Scope
Set forth below is the Open-End Active and Fixed Income Index Fund Proxy Voting Policy.
Policy / Document Requirements and Statements
The Boards of Trustees/Directors (“Directors”) of certain open-end funds (the “Funds”) advised by BlackRock Fund Advisors or BlackRock Advisors, LLC (“BlackRock”), have the responsibility for the oversight of voting proxies relating to portfolio securities of the Funds, and have determined that it is in the best interests of the Funds and their shareholders to delegate the responsibility to vote proxies to BlackRock, subject to the principles outlined in this Policy, as part of BlackRock’s authority to manage, acquire and dispose of account assets, all as contemplated by the Funds’ respective investment management agreements.
BlackRock has adopted the BlackRock Active Investment Stewardship Global Engagement and Voting Guidelines (as from time to time amended, the “Guidelines”) governing proxy voting by active and fixed income index Funds managed by BlackRock. The Guidelines include “climate and decarbonization” guidelines which apply to the Funds listed in Appendix A, if any.
BlackRock will cast votes on behalf of each of the Funds covered by this policy on specific proxy issues in respect of securities held by each such Fund (or may refrain from voting) in accordance with the Guidelines.
Conflicts Management
BlackRock Active Investment Stewardship (“BAIS”) maintains policies and procedures that seek to prevent undue influence on BlackRock’s proxy voting activity and to mitigate material conflicts of interest in the exercise of proxy voting responsibilities. Potential material conflicts, and the resultant potential for undue influence, might be due to a relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates or employees, or a Fund or a Fund’s affiliates. BlackRock has taken certain steps to mitigate potential conflicts, which are outlined in detail in the Guidelines. In mitigating conflicts, BAIS will adhere to the Guidelines.
In certain instances, BAIS will engage an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid potential conflicts of interest, to satisfy regulatory compliance requirements, or as may be otherwise required by applicable law.
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With respect to the relationship between securities lending and proxy voting, shares on loan cannot be voted and BlackRock may determine to recall them for voting, as guided by BlackRock’s fiduciary responsibility to act in clients’ financial interests. The Guidelines set forth BlackRock’s approach to recalling securities on loan in connection with proxy voting.
Reports to the Board
BlackRock will report on an annual basis to the Directors on (1) a summary of the proxy voting process as applicable to the Funds covered by this policy in the preceding year together with a representation that all votes were in accordance with the Guidelines and (2) any material changes to the Guidelines, including material changes to conflicts management practices, that have not previously been reported.
Appendix A
BlackRock U.S. Carbon Transition Readiness ETF
BlackRock World ex U.S. Carbon Transition Readiness ETF
A-3

BlackRock Active Investment Stewardship
Global Engagement and Voting Guidelines
Effective as of January 2025

Overview	A-4
Introduction to BlackRock	A-4
About BlackRock Active Investment Stewardship	A-5
Our approach to stewardship within active equities	A-5
Our approach to stewardship within fixed income	A-5
Boards of Directors	A-6
Executive compensation	A-8
Non-executive director compensation	A-9
Capital structure	A-9
Transactions and special situations	A-10
Corporate reporting, risk management and audit	A-11
Shareholder rights and protections	A-12
Shareholder proposals	A-13
Corporate political activities	A-13
Sustainability, or environmental and social, considerations	A-13
Key stakeholders	A-14
Climate and decarbonization investment objectives	A-14
Appendix 1: How we fulfil and oversee our active investment stewardship responsibilities	A-14
Overview
This document provides high level guidance on how BlackRock Active Investment Stewardship (BAIS) views corporate governance matters that are commonly put to a shareholder vote, or on which investors engage with issuers. BAIS works in partnership with BlackRock’s investment teams, excluding index equity, providing expertise on investment stewardship, engaging with companies on behalf of those teams when appropriate, and assisting in recommending, operationalizing and reporting on voting decisions. The guidance informs BAIS’ voting recommendations to BlackRock’s active portfolio managers. It applies to active equity holdings in BlackRock’s fundamental equity, systematic equity and multi-asset solutions strategies. It also may apply to holdings in BlackRock’s index and active fixed income strategies, to the extent those strategies hold voting securities or conduct issuer engagements. The guidelines are not prescriptive as active portfolio managers have discretion as to how they integrate these guidelines within their investment processes in light of their clients’ or funds’ investment objectives. There are separate, independently developed principles and voting policies that are applied to BlackRock’s index equity investments by a distinct and independent function, BlackRock Investment Stewardship.
Introduction to BlackRock
BlackRock’s purpose is to help more and more people experience financial well-being. We manage assets on behalf of institutional and individual clients, across a full spectrum of investment strategies, asset classes, and regions. Our client base includes pension plans, endowments, foundations, charities, official institutions, insurers, and other financial institutions, as well as individuals around the world.
A-4

About BlackRock Active Investment Stewardship
BlackRock Active Investment Stewardship (BAIS) is a specialist team within the Portfolio Management Group and manages BlackRock’s stewardship engagement and voting on behalf of clients invested in active strategies globally. BAIS is also responsible for engagement with issuers in index fixed income strategies, where appropriate. Our activities are informed by these Global Engagement and Voting Guidelines (“the Guidelines”) and insights from active investment analysts and portfolio managers, with whom we work closely in engaging companies and voting at shareholder meetings.
Engagement with public companies is the foundation of our approach to stewardship within fundamental active investing. Through direct dialogue with company leadership, we seek to understand their businesses and how they manage risks and opportunities to deliver durable, risk adjusted financial returns. Generally, portfolio managers and stewardship specialists engage jointly on substantive matters. Our discussions focus on topics relevant to a company’s success over time including governance and leadership, corporate strategy, capital structure and financial performance, operations and sustainability-related risks, as well as macro-economic, geopolitical and sector dynamics. We aim to be constructive investors and are generally supportive of management teams that have a track record of financial value creation. We aim to build and maintain strong relationships with company leadership based on open dialogue and mutual respect.
Different active equity strategies may implement these voting guidelines differently, as a result of the latitude the portfolio manager has to make independent voting decisions aligned with their portfolio objectives and investment strategy. For example, BAIS will generally vote the holdings in Systematic Active Equity portfolios in accordance with these guidelines. We provide voting recommendations to fundamental equity portfolio managers, who may determine to vote differently based on their portfolio investment objectives and strategy.
These guidelines discuss corporate governance topics on which we may engage with management teams and board directors(1) and matters that routinely come to a shareholder vote. We recognize that accepted corporate governance norms can differ across markets, and believe these guidelines represent globally applicable elements of governance that support a company’s ability to manage material risks and opportunities and deliver financial returns to investors. Generally, we believe companies should observe accepted corporate governance norms within their local markets or, particularly in markets without well-established norms, aspire to widely recognized international best practices. As one of many minority shareholders, BlackRock cannot – and does not try to – direct a company’s strategy or its implementation. We look to companies to provide disclosures that explain how their approach to corporate governance best aligns with the financial interests of their investors.
Our approach to stewardship within active equities
As shareholders of public companies, BlackRock’s clients have certain fundamental rights, including the right to vote on proposals put forth by a company’s management or its shareholders. The voting rights attached to these clients’ holdings are an important mechanism for investors to express support for, or concern about, a company’s performance. As a fiduciary, BlackRock is legally required to make proxy voting determinations, on behalf of clients who have delegated voting authority to us, in a manner that is consistent with their investment objectives.
In general, we tend to support the recommendations of the board of directors and management. As indicated below, we may vote against management recommendations when we have concerns about how companies are serving the financial interests of our clients as their shareholders. We take a globally consistent approach to voting but consider the different corporate governance regulations and norms in various markets. Votes are determined on a case-by-case basis, in the context of a company’s situation and the investment mandate we have from clients. Please see page 16 for more information about how we fulfil and oversee BlackRock’s non-index equity investment stewardship responsibilities.
Our approach to stewardship within fixed income
Although fixed income investors do not have the right to vote at shareholder meetings, issuer engagement is a component of fixed income investment strategies at BlackRock, particularly those with sustainability objectives in addition to financial objectives. Most corporate governance-related fixed income engagements are undertaken in conjunction with the active investment stewardship team, and often active equity investors. In addition to the topics listed below, engagement with fixed

(1)
References to the board, board directors or non-executive directors should be understood to include supervisory boards and their members, where relevant.
A-5

income investment teams can help inform an issuer’s approach to structuring specialist issuances, such as green bonds, and the standard terms and information in bond documentation.
Boards of Directors
Roles and responsibilities
There is widespread consensus that the foundation of good corporate governance is an effective board of directors that is able to advise and supervise management in an independent and objective manner(2).
We look to the board of directors (hereafter ‘the board’) to have an oversight role in the establishment and realization of a company’s strategy, purpose and culture. These constructs are interdependent and, when aligned, can better position a company to be resilient in the face of a changing business environment, help reduce the risks of corporate or employee misconduct, and attract and retain the caliber of workers necessary to deliver financial performance over time.
In promoting the success of the company, the board ensures the necessary resources, policies and procedures are in place to help management meet its strategic objectives within an agreed risk tolerance.
One of the most important responsibilities of the board is to appoint, and remove as necessary, the chief executive officer (CEO). In addition, the board plays a meaningful role in monitoring the performance of the CEO and other key executives, determining executive compensation, ensuring a rigorous audit, overseeing strategy execution and risk management and engaging with shareholders, and other stakeholders, as necessary.
Composition and effectiveness
Appointment process
A formal and transparent process for identifying and appointing director candidates is critical to ensuring the board is composed of directors with the appropriate mix of skills and experience. The board or a sub-committee should determine the general criteria given the company’s circumstances (e.g., sector, maturity, geographic footprint) and any additional criteria for a specific role being filled (e.g., financial expertise, industry track record). To inform the process, we encourage companies to review the skills and experience of incumbent directors to identify any gaps and whether a director candidate’s characteristics would be additive. We welcome disclosures that explain how the board considered different skills, backgrounds and experience to ensure the directors collectively can be effective in fulfilling their responsibilities. We assess a company’s board composition against that of its peer group and local market requirements.
Shareholders periodically vote to elect, remove and nominate directors to serve on the board. We may vote against the election of the most senior independent director, or the chair of the relevant committee, where a company has not demonstrated it has an appointment process that results in a high functioning board with the appropriate complement of skills, backgrounds and experience amongst the directors to support strong financial performance over time. We may vote against newly nominated directors who do not seem to have the appropriate skills or experience to contribute to the board’s effectiveness.
Independence
Director independence from management, significant shareholders or other stakeholders (e.g., government or employees) is of paramount importance to the protection of the interests of minority shareholders such as BlackRock’s clients. At least half of the directors should be independent and free from conflicts of interest or undue influence(3). This ensures sufficient independent directors to have appropriately independent board committees. Companies domiciled in markets with a higher threshold for board independence should meet those requirements.

(2)
See the Corporate Governance Codes of Germany, Japan, and the UK, as well as the corporate governance principles of the US Business Roundtable as examples.
(3)
Common impediments to independence may include but are not limited to: current or recent employment at the company or a subsidiary; being, or representing, a shareholder with a substantial shareholding in the company; interlocking directorships; lengthy tenure, and having any other interest, business, or other relationship which could, or could reasonably be perceived to, materially interfere with a director’s ability to act in the best interests of the company and shareholders.
A-6

We may vote against the election of non-independent directors if the board does not have a sufficient balance of independence. We may also vote against the election of the chair of the committee responsible for board composition if this is a perennial issue.
Independent board leadership
Practices across markets differ, as do board structures, but we observe two main approaches to independent board leadership. One is a non-executive, independent chair of the board who is responsible for leading the board in the effective exercise of its duties. The other is a lead or senior independent director, who is responsible for coordinating with the other non-executive directors and working closely with the executive chair on the board agenda and other board procedures. In this case, the executive chair and the lead independent director work together to ensure the board is effectively fulfilling its responsibilities. In our view, the independent leader of the board, and/or the chair of a relevant committee, should be available to investors to discuss board governance matters such as CEO succession, executive pay, and board performance. We look to boards to explain their independent board leadership model and how it serves the interests of shareholders.
We may vote against the election of the chair of the committee responsible for board composition if there is not an identified independent leader of the board with clear responsibilities for board performance. We may vote against the most senior independent director if the board has a policy of not engaging with shareholders.
Tenure and succession
Boards should establish the length of time a director would normally be expected to serve, in line with market norms where those exist. In such markets, we find it helpful when companies disclose their approach to director tenure particularly around the contributions of directors who have served for longer periods than provided for in local practices. In our experience, long-serving directors could become less independent given their relationship with management and involvement in past board decisions.
Succession planning for board roles helps achieve the appropriate cadence of turnover that balances renewal through the regular introduction of directors with fresh perspectives and expertise with continuity through the retention of directors with long-term knowledge of the board and company.
In markets where there is not specific director tenure guidance, we may vote against the election of the chair of the committee responsible for board composition if there is not a clearly disclosed approach to director tenure and board renewal. We may vote against the election of directors who have served for longer duration than typical in markets with specific guidance, where the case for their continued service is not evident.
Capacity
To be effective and engaged, directors must commit appropriate time and energy to the role. A board should assess the ability of its members to maintain an appropriate focus on board matters and the company taking into consideration competing responsibilities. We recognize that board leadership roles vary across markets in responsibilities and required time commitment but note that they are generally more intensive than a standard directorship. We will take local norms and practices into consideration when making our voting determinations across markets.
We may vote against the election of directors who do not seem to have sufficient capacity to effectively fulfil their duties to the board and company.
Director elections
In support of director accountability to shareholders, directors should stand for election on a regular basis, ideally annually. A classified board structure may be justified by a company when it needs consistency and stability during a time of transition, or on the basis of its business model, e.g., a non-operating company such as closed-end funds.
Shareholders should have the opportunity to evaluate nominated directors individually rather than in bundled slates. We look to companies to provide sufficient information on each director standing for election so that shareholders can assess their capabilities and suitability. We will not support the election of directors whose names and biographical details have not been disclosed sufficiently in advance of the shareholder meeting.
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Each director’s appointment should be dependent on receiving a simple majority of the votes cast at the shareholder meeting. Where a company’s practices differ, we look to the board to provide a detailed explanation as to how its approach best serves investors’ interests.
We may vote for shareholder or management proposals seeking to establish annual election of directors and/or a simple majority vote standard for director elections. We may vote against all the directors standing for election as part of a single slate if we have concerns about the profile or performance of an individual director.
Committees
Many boards establish committees to focus on specific responsibilities of the board such as audit and risk, governance and human capital, and executive compensation, amongst other matters. We do not prescribe to companies what committees they should establish but we seek to understand the board’s rationale for the committee structure it determines is appropriate. We note that, in some markets, regulation requires such committees. The responsibilities of each committee should be clear, and the board should ensure that all critical matters are assigned either to the full board or to one of the committees. The board should disclose to shareholders the structure, membership, proportion of independent directors, and responsibilities of each committee. The responsibilities we typically see assigned to the three most common committees include:
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Audit and risk – oversight responsibilities for the integrity of financial reporting, risk management and compliance with legal and regulatory requirements; may also play an oversight role in relation to the internal audit function and whistleblowing mechanisms.
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Nominating, governance and human capital – ensures appropriate corporate governance principles and practices including the periodic review of board performance; responsible for succession planning for CEO and key board roles, as well as the director appointment process; may also have oversight responsibilities for human capital management strategies including corporate culture and purpose.
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Executive compensation – determines the compensation policies and programs for the CEO and other executive officers, approves annual awards and payments under the policies; may also have oversight responsibilities for firm-wide compensation policies.
We may vote against the election of the chair of the committee or other directors serving as committee members to convey our concerns and provide feedback on how a committee has undertaken its responsibilities. We may vote against the election of the most senior non-executive director if there is not a clearly disclosed approach to board committees.
Board and director evaluation
We consider it best practice for companies to conduct an annual review of the performance of the board, the committees, the chair and individual directors. Periodically, this review could be undertaken by an independent third party able to bring objective perspectives to the board on governance and performance. We encourage companies to disclose their approach to and objectives of evaluations, including any changes made to the board’s approach as a result.
Access to independent advice
To support the directors in effectively fulfilling their duties to the company and shareholders, they should have access to independent advice. When circumstances warrant, boards should be able to retain independent third parties to advise on critical matters. These might include new industry developments such as emergent and disruptive technology, operating events with material consequences for the company’s reputation and/or performance, or significant transactions. Board committees may similarly retain third parties to advise them on specialist matters such as audit, compensation and succession planning.
Executive compensation
Boards should establish compensation arrangements that enable the company to recruit, retain and reward the caliber of executive management necessary to lead and operate the company to deliver superior financial returns over time. We focus on alignment between variable pay and a company’s financial performance.
Generally, executive compensation arrangements have four components: base salary, annual bonus that rewards performance against short-term metrics, share-based incentives that reward performance against long-term metrics, and
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pensions and benefits. In our observation, base salary, pensions and benefits are largely set relative to market norms and benchmarks. The annual bonus and share-based incentive, or variable pay plans, tend to be tailored to the company, its sector and long-term strategy, as well as the individuals the board is seeking to recruit and motivate.
Recognizing the unique circumstances of each company, we determine whether to support a company’s approach to executive compensation on a case-by-case basis. We rely on companies providing sufficient quantitative and qualitative information in their disclosures to enable shareholders to understand the compensation arrangements and assess the alignment with investors’ interests. Features we look for in compensation arrangements include:
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Fixed pay components, including base salary, benefits and prerequisites that are appropriate in the context of the company’s size, sector and market.
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Variable pay subject to performance metrics that are closely linked to the company’s short- and long-term strategic objectives.
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Long-term incentives that motivate sustained performance across a multi-year period.
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A balance between fixed and variable pay, short- and long-term incentives, and specific instruments (cash and equity awards) that promotes pay program durability and seldom necessitates one-off, discretionary payments.
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Outcomes that are consistent with the returns to investors over the relevant time period.
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Board discretion, if allowed within the variable pay arrangements, to be used sparingly, responsibly and transparently.
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A requirement, that participants in long-term share-based incentive plans build a meaningful shareholding in the company within a defined time period, as determined by the board.
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Change of control provisions that appropriately balance the interests of executives and shareholders.
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Clawback or malus provisions that allow the company to recoup or hold back variable compensation from individuals whose awards were based on fraudulent activities, misstated financial reports, or executive misconduct.
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Severance arrangements that protect the company’s interests but do not cost more than is contractual.
We may vote against proposals to introduce new share-based incentives, approve existing policies or plans, or approve the compensation report where we do not see alignment between executive compensation arrangements and our clients’ financial interests. When there is not an alternative, or where there have been multi-year issues with compensation misaligned with performance, we may vote against the election of the chair of the responsible committee, or the most senior independent director.
Non-executive director compensation
Companies generally pay non-executive directors an annual retainer or fee in cash, shares or a combination of the two. Some companies also pay additional fees for service on board committees or in board leadership roles. We do not support non-executive directors participating in performance-based incentive plans as doing so may create a conflict of interest and undermine their independence from management, whom they oversee.
Capital structure
Boards are responsible for ensuring senior executive leadership has established a capital strategy that achieves appropriate capital allocation and management in support of long-term financial resilience.
Where company practices diverge from those set out below, we look for companies to disclose why they view these practices to be aligned with shareholders’ interests. We may vote against management proposals seeking capital-related authorities or the election of the most senior independent director if we have concerns about a company’s approach. We may also support a shareholder proposal seeking conversion of shares with differentiated voting rights to a one-share, one-vote standard.
Share issuance
We assess requests for share issuance for particular transactions on a case-by-case basis. We will generally support authorities to issue shares when subject to pre-emptive rights, and up to 20% absent pre-emptive rights. Companies should seek regular approval of these authorities to allow shareholders to take into consideration how prior authorities were used, as well as the current circumstances of the company and the market environment.
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Share buybacks
We assess share buyback proposals in the context of the company’s disclosed capital management strategy and management’s determination of the appropriate balance between investment that supports the long-term growth of the company and returning cash to investors. We also take into consideration the effect of a buyback program on the company’s balance sheet and executive compensation arrangements and the price at which shares are repurchased relative to market price. Companies should seek regular approval of these authorities to allow shareholders to take into consideration how prior authorities were used, as well as the current circumstances of the company and the market environment.
We would normally expect companies to cancel repurchased shares. If a company plans to retain them as treasury shares, management should provide a detailed rationale in the context of the disclosed capital management strategy.
Dividends
We generally defer to management and the board on dividend policy but may engage to seek further clarification where a proposed dividend appears out of line with the company’s financial position.
Differentiated voting rights
We prefer companies to adopt a one-share, one-vote structure for share classes with the same economic exposure. Certain companies, particularly those new to public markets, could make the case to adopt a differentiated voting rights structure, or dual class stock. In those situations, we encourage companies to evaluate and seek approval for their capital structure on a periodic basis.
Transactions and special situations
We monitor developments in transactions and special situations closely and undertake our own detailed analyses of proposals.
Mergers and acquisitions
We evaluate proposed mergers or acquisitions by assessing the financial outcome for our clients as minority shareholders. Management should provide an assessment of the proposed transaction’s strategic and financial rationale, along with its execution and operational risks. We review each transaction independently based on these factors and the degree to which the transaction enhances shareholder value. The board should consider establishing an ad hoc transaction committee to undertake an independent assessment of a significant merger or acquisition, in advance of making its recommendation to shareholders.
We will vote against transactions that, in our assessment, do not advance our clients’ financial interests.
Anti-takeover defenses
In principle, we do not support companies using anti-takeover defenses, also known as poison pills or shareholder rights plans, as they can entrench management and boards which have not delivered long-term shareholder value. By exception, a poison pill may be supported if its purpose is to delay a takeover that is considered sub-optimal and enable management to seek an improved offer. Similarly, management could make the case to use a poison pill to block a shareholder activism campaign that may be counter to the interests of other investors. Defense mechanisms introduced in these circumstances should be limited in term and threshold, and also be closely monitored by the independent members of the board. We look for a shareholder vote for any mechanisms expected to be in place for more than 12 months.
Shareholder activism
When companies are the focus of an activism campaign, we may engage with the activist to understand their analysis and objectives, once they have gone public. We will also engage with company management and possibly board members, especially those the activist may be seeking to replace. In our assessment, we evaluate various factors, including the concerns raised by the activist and the case for change; the quality of both the activist’s and management’s plans; and the qualifications of each party’s candidates. We evaluate each contested situation by assessing the potential financial outcome for our clients as minority shareholders.
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We may support board candidates nominated by a shareholder activist if the activist has demonstrated that their case for change enhances shareholder value, or if the incumbent board members do not demonstrate the relevant skills and expertise or have a poor track record of protecting shareholders’ interests.
Significant shareholders and related party transactions
Boards of companies with affiliated shareholders or directors should be able to demonstrate that the interests of all shareholders are given equitable consideration.
Transactions with related parties, such as significant shareholders or companies connected with the public company, should be disclosed in detail and conducted on terms similar to what would objectively have been agreed with a non-related party. Such transactions should be reviewed and approved by the independent members of the board, and if voted on, only disinterested shareholders should vote.
Corporate reporting, risk management and audit
Investors depend on corporate reporting, both regulatory and voluntary, to understand a company’s strategy, its implementation and financial performance, as well as to assess the quality of management and operations and potential for the company to create shareholder value over time. The board should oversee corporate reporting and the policies and procedures underpinning the internal audit function and external audit.
A company’s financial reporting should provide decision-useful information for investors and other stakeholders on its financial performance and position. It should provide an accurate and balanced assessment of the risks and opportunities the company faces in realizing its long-term strategy. Accordingly, the assumptions made by management and reviewed by the auditor in preparing the financial statements should be reasonable and justified. Financial statements should be prepared in accordance with globally developed reporting standards and any divergence from generally accepted accounting principles should be explained in detail and justified. Accounting restatements should be explained in detail and any remedial actions, and the implications of these, disclosed.
In this context, audit committees play a vital role in a company’s financial reporting system by providing independent oversight of the accounts, material financial and, where appropriate to the jurisdiction, nonfinancial information, internal control frameworks and Enterprise Risk Management systems. In our view, effective audit committee oversight strengthens the quality and reliability of a company’s financial statements and provides an important level of reassurance to shareholders. Audit committees should have a procedure in place for assessing the independence of the auditor and the quality of the external audit process annually.
Similarly, material sustainability-related factors that are integral to how a company manages risks or generates revenue should be disclosed. In our view, the standards developed by the International Sustainability Standards Board, can be helpful to companies in preparing such reports(4).
Companies should establish robust risk management and internal control processes appropriate to the company’s business, risk tolerance, and regulatory environment. A credible whistleblowing system for employees, and potentially other stakeholders, can be a useful mechanism for ensuring that senior management and the board are aware of potential misconduct or breaches in risk management and internal control processes.
A comprehensive audit conducted by an independent audit firm contributes to investor confidence in the quality of corporate reporting. It is helpful when the audit report gives some insight into the scope and focus of the audit, as well as any critical audit matters identified and how these were resolved. A comprehensive and effective audit is time and resource intensive, and the audit fee should be commensurate. Fees paid to the audit firm for non-audit consulting should not exceed the audit fee to a degree that may prompt concerns about the independence of the audit. The audit committee should explain its position on auditor tenure and how it confirmed that the auditor remained independent.

(4)
The objective of IFRS S1 General Requirements for Disclosure of Sustainability-related Financial Information is to require an entity to disclose information about its sustainability-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity. The objective of IFRS S2 Climate-related Disclosures is to require an entity to disclose information about its climate-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity.
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We may vote against the election of the responsible directors if corporate reporting is insufficient or there are material misstatements in financial reports. In markets where relevant, we may vote against a proposal to approve the financial statements or the discharge of the board when we are concerned about the quality of the reporting or the audit. We may vote against proposals to appoint the auditor, ratify the audit report, or approve the audit fee if we are concerned about the auditor’s independence, the quality of the audit, or there are material misstatements in financial reports and the board has not established reasonable remediation plans.
Shareholder rights and protections
General shareholder meetings
Companies normally have an annual general meeting of shareholders at which routine and non-routine items of business are discussed and voted on by shareholders in attendance or submitting proxy votes. Companies should disclose materials relevant to the shareholder meeting sufficiently in advance so that shareholders can take them into consideration in their voting decisions. Many companies offer shareholders the option of participating in the meeting virtually which, whilst welcome, should not limit the rights of shareholders to participate as they would during an in-person meeting.
We may vote against directors when materials related to the business of the shareholder meeting are not provided in a timely manner or do not provide sufficient information for us to take an informed voting decision. We may vote against directors if the format of the shareholder meeting does not accommodate reasonable shareholder participation.
Bylaw amendments
We review bylaw amendments proposed by management on a case-by-case basis and will generally support those that are aligned with the interests of minority shareholders. Any material changes to the bylaws should be explained in detail and put to a shareholder vote.
We may vote against bylaw amendments that reduce shareholder rights and protections. We may vote against directors if material changes are made to the bylaws without shareholder approval.
If not provided for in the relevant corporate law, company bylaws should allow shareholders, individually or as a group, with a meaningful shareholding the right to call a special meeting of shareholders. The shareholding required to exercise this right should balance its utility with the cost to the company of holding special meetings.
If not provided for in the relevant corporate law, company bylaws should allow shareholders, individually or as a group, with a meaningful shareholding the right to nominate directors to the company’s board. The threshold for this right should be set so that shareholders can exercise it without being unduly disruptive to the board’s own nomination process.
Whilst we would not use either of these rights ourselves, we see them as important accountability mechanisms. We may vote for a shareholder proposal seeking the addition of either of these provisions to a company’s bylaws.
Change of domicile
We generally defer to management on proposals to change a company’s domicile as long as the rationale for doing so is consistent with the company’s long-term strategy and business model and the related costs are immaterial.
We may vote against directors or a proposal to change a company’s domicile where it does not seem aligned with our clients’ financial interests.
Changes to a company’s purpose or the nature of its business
Plans to materially change the nature of a company’s business or its purpose should be disclosed and explained in the context of long-term strategy and business dynamics. Such changes may significantly alter an investor’s views on the suitability of a company for their investment strategy or portfolio.
Where relevant, we may vote against proposals to change a company’s purpose or the nature of its business if the board has not provided a credible argument for change.
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Shareholder proposals
Shareholders in many markets, who meet certain eligibility criteria, have the right to submit proposals to the general shareholder meeting asking a company to take a particular course of action subject to the proposal being supported by a majority of votes cast at the meeting. The topics raised address a range of governance, social and environmental matters that may be relevant to a company’s business. Shareholder proposals are considered by many investors to be an escalation tool when a company is unresponsive to their engagement.
We vote on these proposals on a case-by-case basis. We assess the relevance of the topic raised to a company’s business and its current approach, whether the actions sought are consistent with shareholders’ interests, and what impact the proposal being acted upon might have on financial performance.
Our general approach where we have concerns about a company’s governance, disclosures or performance is to engage to understand the apparent difference in perspective. If we continue to believe the company is not acting in shareholders’ financial interests, we may vote against the election of directors. We may support a relevant shareholder proposal if doing so reinforces the points made in our engagement or is aligned with our clients’ financial interests. We generally do not support shareholder proposals that are legally binding on the company, seek to alter a company’s strategy or direct its operations, or are unrelated to how a company manages risk or generates financial returns.
BlackRock is subject to legal and regulatory requirements in the U.S. that place restrictions and limitations on how we can interact with the companies in which we invest on behalf of our clients, including our ability to submit shareholder proposals. We can vote on behalf of clients who authorize us to do so, on proposals put forth by others.
Corporate political activities
We seek to understand how companies ensure that their direct and indirect engagement in the policy making process is consistent with their public statements on policy matters important to the company’s long-term strategy. The board should be aware of the approach taken to corporate political activities as there can be reputational risks arising from inconsistencies. Companies should, as a minimum, meet all regulatory disclosure requirements on political activities, and ideally, provide accessible and clear disclosures to shareholders on policy positions, public policy engagement activities and political donations. To mitigate the risk of inconsistencies, companies can usefully assess the alignment between their policy priorities and the policy positions of the trade associations of which they are active members and any engagements undertaken by trade associations on behalf of members.
Generally, this is an engagement matter, although we may support a relevant shareholder proposal, or vote against directors, where a company’s disclosures are insufficient, or it becomes public that there is a material contradiction in a company’s public policy positions and its policy engagement.
Sustainability, or environmental and social, considerations
We seek to understand how companies manage the risks and opportunities inherent in their business operations. In our experience, sustainability-related factors(5) that are relevant to a company’s business or material to its financial performance, are generally operational considerations embedded into day-to-day management systems. Certain sustainability issues may also inform long-term strategic planning, for example, investing in product innovation in anticipation of changing consumer demand or adapting supply chains in response to changing regulatory requirements.
We recognize that the specific sustainability-related factors that may be financially material or business relevant will vary by company business model, sector, key markets, and time horizon, amongst other considerations. From company disclosures and our engagement, we aim to understand how management is identifying, assessing and integrating material

(5)
By material sustainability-related risks and opportunities, we mean the drivers of risk and financial value creation in a company’s business model that have an environmental or social dependency or impact. Examples of environmental issues include, but are not limited to, water use, land use, waste management, and climate risk. Examples of social issues include, but are not limited to, human capital management, impacts on the communities in which a company operates, customer loyalty, and relationships with regulators. It is our view that well-managed companies will effectively evaluate and manage material sustainability-related risks and opportunities relevant to their businesses. Governance is the core means by which boards can oversee the creation of durable financial value over time. Appropriate risk oversight of business-relevant and material sustainability-related considerations is a component of a sound governance framework.
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sustainability-related risks and opportunities into their business decision-making and practices. Doing so helps us undertake a more holistic assessment of a company’s potential financial performance and the likely risk-adjusted returns of an investment.
We may vote against directors or support a relevant shareholder proposal if we have concerns about how a company is managing or disclosing its approach to material sustainability-related risks that may impact financial returns.
Key stakeholders
In our view, companies should understand and take into consideration the interests of the various parties on whom they depend for their success over time. It is for each company to determine their key stakeholders based on what is material to their business and long-term financial performance. For many companies, key stakeholders include employees, business partners (such as suppliers and distributors), clients and consumers, regulators, and the communities in which they operate. Companies that appropriately balance the interests of investors and other stakeholders are, in our experience, more likely to be financially resilient over time.
Climate and decarbonization investment objectives
Certain active BlackRock funds have climate and decarbonization objectives in addition to financial objectives. Consistent with the objectives of those investment strategies, our stewardship activity in relation to the holdings in those funds differs in some respects from BAIS’ benchmark guidelines, which are described above. Specifically, for those funds’ holdings, we look to investee companies to demonstrate that they are aligned with a decarbonization pathway that means their business model would be viable in a low-carbon economy, i.e., one in which global temperature rise is limited to 1.5⁰C above pre-industrial levels. This approach is only taken following BlackRock receiving the explicit approval from the applicable fund board.
The decarbonization stewardship guidelines focus on companies which produce goods and services that contribute to real world decarbonization or have a carbon intensive business model and face outsized impacts from the low carbon transition, based on reported and estimated scopes 1, 2, and 3 greenhouse gas emissions. These companies should provide disclosures that set out their governance, strategy, risk management processes and metrics and targets relevant to decarbonization. These disclosures should include an explanation of the decarbonization scenarios a company is using in its near- and long-term planning, as well as its scope 1, scope 2 and material scope 3 greenhouse gas (GHG) emissions and reduction targets for scope 1 and 2 emissions. As with the BAIS benchmark policies, we consider the climate-risk reporting standard issued by the International Sustainability Standards Board, IFRS S2, a useful reference for such reporting.
Under these climate- and decarbonization-specific guidelines, BAIS may recommend a vote against directors or support for a relevant shareholder proposal if a company does not appear to be adequately addressing or disclosing material climate-related risks. We may recommend supporting shareholder proposals seeking information relevant to a company’s stated low-carbon transition strategy and targets that the company does not currently provide and that would be helpful to investment decision-making. As under the BAIS benchmark approach, the active portfolio managers are ultimately responsible for voting consistent with their investment mandate and fund objectives.
Appendix 1: How we fulfil and oversee our active investment stewardship responsibilities
Oversight
The Global Head of BAIS has primary oversight of and responsibility for the team’s activities, including voting in accordance with the BlackRock Active Investment Stewardship Global Engagement and Voting Guidelines (“the Guidelines”), which require the application of professional judgment and consideration of each company’s unique circumstances, as well as input from active investors. BAIS is independent from BlackRock Investment Stewardship in our engagement and voting activities, reporting lines, and oversight.
The Active Investment Stewardship Oversight Committee, comprised of senior representatives of the active investment, legal and risk teams, reviews and advises on amendments to BAIS’ Global Engagement and Voting Guidelines. The Committee also considers developments in corporate governance, related public policy, and market norms and how these might influence BAIS’ policies and practices. The Committee does not determine voting decisions, which are the responsibility of BAIS and the relevant active equity investors.
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In addition, there is a standing advisory group of senior active investors who counsel BAIS on complex or high-profile votes before a recommendation is finalized and escalated to the portfolio managers with holdings in the company under consideration. This group also formally reviews any revisions to the Engagement and Voting Guidelines proposed by BAIS as part of its annual review.
BAIS carries out engagement with companies in collaboration with active investment colleagues, executes proxy votes, and conducts vote operations (including maintaining records of votes cast) in a manner consistent with the Guidelines. BAIS also conducts research on corporate governance issues and participates in industry discussions to contribute to and keep abreast of important developments in the corporate governance field. BAIS may use third parties for certain of the foregoing activities and performs oversight of those third parties (see “Use and oversight of third-party vote services providers” below).
Voting guidelines and vote execution
BlackRock votes on proxy issues when our clients authorize us to do so. We carefully consider the voting items submitted to funds and other fiduciary account(s) (Fund or Funds) for which we have voting authority. BlackRock votes (or refrains from voting) for each Fund for which we have voting authority based on our evaluation of the alignment of the voting items with the long-term economic interests of our clients, in the exercise of our independent business judgment, and without regard to the relationship of the issuer (or any shareholder proponent or dissident shareholder) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates, or BlackRock employees (see “Conflicts management policies and procedures,” below).
When exercising voting rights, BAIS will normally vote on specific proxy issues in accordance with the Guidelines, although portfolio managers have the right to vote differently on their holdings if they determine doing so is more aligned with the investment objective and financial interests of clients invested in the funds they manage.
The Guidelines are not intended to be exhaustive. BAIS applies the Guidelines on a case-by-case basis, in the context of the individual circumstances of each company and the specific issue under review. As such, the Guidelines do not indicate how BAIS will vote in every instance. Rather, they reflect our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots. The Guidelines are reviewed annually and updated as necessary to reflect changes in market practices, developments in corporate governance and feedback from companies and clients. In this way, BAIS aims to maintain policies that explain our approach to governance practices most aligned with clients’ long-term financial interests.
In certain markets, proxy voting involves logistical issues which can affect BAIS’ ability to vote such proxies, as well as the desirability of voting such proxies. These issues include, but are not limited to: i) untimely notice of shareholder meetings; ii) restrictions on a foreigner’s ability to exercise votes; iii) requirements to vote proxies in person; iv) “share-blocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); v) potential difficulties in translating the proxy; vi) regulatory constraints; and vii) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions. We are not supportive of impediments to the exercise of voting rights such as share-blocking or overly burdensome administrative requirements.
BlackRock votes proxies in these situations on a “best-efforts” basis. In addition, BAIS may determine that it is generally in the interests of BlackRock’s clients not to vote proxies (or not to vote our full allocation) if the costs (including but not limited to opportunity costs associated with share-blocking constraints) associated with exercising a vote are expected to outweigh the benefit the client would derive by voting on the proposal.
Voting Choice
BlackRock offers Voting Choice, a program that provides eligible clients with more opportunities to participate in the proxy voting process where legally and operationally viable.
Voting Choice is currently available for eligible clients invested in certain institutional pooled funds in the U.S., UK, and Canada that use systematic active equity (SAE) and multi-asset strategies. In addition, institutional clients in separately managed accounts (SMAs) are eligible for BlackRock Voting Choice regardless of their investment strategies(6).

(6)
With Voting Choice, SMAs have the ability to select from a set of voting policies from third-party proxy advisers the policy that best aligns with their views and preferences. BlackRock can then use its proxy voting infrastructure to cast votes based on the client’s selected voting policy.
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As a result, the shares attributed to BlackRock in company share registers may be voted differently depending on whether our clients have authorized BAIS to vote on their behalf, have authorized BlackRock to vote in accordance with a third-party policy, or have elected to vote shares in accordance with their own policy. Our clients have greater control over proxy voting because of Voting Choice. BlackRock does not disclose client information, including a client’s selection of proxy policy, without client consent.
Use and oversight of third-party vote services providers
Third-party vote services providers – or proxy research firms - provide research and recommendations on proxy votes, as well as voting infrastructure. As mentioned previously, BlackRock contracts primarily with the vote services provider ISS and leverages its online platform to supply research and support voting, record keeping, and reporting processes. We also use Glass Lewis’ research and analysis as an input into our voting process. It is important to note that, although proxy research firms provide important data and analysis, BAIS does not rely solely on their information or follow their voting recommendations. A company’s disclosures, our past engagements and voting, investment colleagues’ insights and our voting guidelines are important inputs into our voting decisions on behalf of clients.
Given the large universe of actively held companies, BAIS employs the proxy services provider to streamline the voting process by making voting recommendations based on BAIS’ voting guidelines when the items on a shareholder meeting agenda are routine. Agenda items that are not routine are referred back to BAIS to assess, escalate as necessary to the relevant portfolio managers and vote. BAIS reviews and can override the recommendations of the vote services provider at any time prior to the vote deadline. Both BAIS and the vote services provider actively monitor securities filings, research reports, company announcements, and direct communications from companies to ensure awareness of supplemental disclosures and proxy materials that may require a modification of votes.
BAIS closely monitors the third-party vote services providers we contract with to ensure that they are meeting our service level expectations and have effective policies and procedures in place to manage potential conflicts of interest. Our oversight of service providers includes regular meetings with client service teams, systematic monitoring of vendor operations, as well as annual due diligence meetings in accordance with BlackRock’s firmwide policies.
Conflicts management policies and procedures
BAIS maintains policies and procedures that seek to prevent undue influence on BlackRock’s proxy voting activity. Such influence might stem from any relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates, a Fund or a Fund’s affiliates, or BlackRock employees. The following are examples of sources of perceived or potential conflicts of interest:
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BlackRock clients who may be issuers of securities or proponents of shareholder resolutions
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BlackRock business partners or third parties who may be issuers of securities or proponents of shareholder resolutions
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BlackRock employees who may sit on the boards of public companies held in Funds managed by BlackRock
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Significant BlackRock, Inc. investors who may be issuers of securities held in Funds managed by BlackRock
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Securities of BlackRock, Inc. or BlackRock investment funds held in Funds managed by BlackRock
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BlackRock, Inc. board members who serve as senior executives or directors of public companies held in Funds managed by BlackRock
BlackRock has taken certain steps to mitigate perceived or potential conflicts including, but not limited to, the following:
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Adopted the Guidelines which are designed to advance our clients’ long-term economic interests in the companies in which BlackRock invests on their behalf
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Established a reporting structure that separates BAIS from employees with sales, vendor management, or business partnership roles. In addition, BlackRock seeks to ensure that all engagements with corporate issuers, dissident shareholders or shareholder proponents are managed consistently and without regard to BlackRock’s relationship with such parties. Clients or business partners are not given special treatment or differentiated access. BAIS prioritizes engagements based on factors including, but not limited to, our need for additional information to make a voting decision or our view on the likelihood that an engagement could lead to positive outcome(s) over time for the economic value of the company. Within the normal course of business, BAIS may engage directly with
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BlackRock clients, business partners and/or third parties, and/or with employees with sales, vendor management, or business partnership roles, in discussions regarding our approach to stewardship, general corporate governance matters, client reporting needs, and/or to otherwise ensure that proxy-related client service levels are met
•
Determined to engage, in certain instances, an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid potential conflicts of interest, to satisfy regulatory compliance requirements, or as may be otherwise required by applicable law. In such circumstances, the independent third-party voting service provider provides BlackRock with recommendations, in accordance with the Guidelines, as to how to vote such proxies. BlackRock uses an independent third-party voting service provider to make proxy voting recommendations for shares of BlackRock, Inc. and companies affiliated with BlackRock, Inc. BlackRock may also use an independent third-party voting service provider to make proxy voting recommendations for:
•
public companies that include BlackRock employees on their boards of directors
•
public companies of which a BlackRock, Inc. board member serves as a senior executive or a member of the board of directors
•
public companies that are the subject of certain transactions involving BlackRock Funds
•
public companies that are joint venture partners with BlackRock, and
•
public companies when legal or regulatory requirements compel BlackRock to use an independent third-party voting service provider
In selecting an independent third-party voting service provider, we assess several characteristics, including but not limited to: independence, an ability to analyze proxy issues and make recommendations in the economic interest of our clients in accordance with the Guidelines, reputation for reliability and integrity, and operational capacity to accurately deliver the assigned recommendations in a timely manner. We may engage more than one independent third-party voting service provider, in part to mitigate potential or perceived conflicts of interest at a single voting service provider. The Active Investment Stewardship Oversight Committee appoints and reviews the performance of the independent third-party voting service providers, generally on an annual basis.
Securities lending
When so authorized, BlackRock acts as a securities lending agent on behalf of Funds. Securities lending is a well-regulated practice that contributes to capital market efficiency. It also enables funds to generate additional returns while allowing fund providers to keep fund expenses lower.
With regard to the relationship between securities lending and proxy voting, BlackRock cannot vote shares on loan and may determine to recall them for voting, as guided by our fiduciary duty as an asset manager to our clients in helping them achieve their investment goals. While this has occurred in a limited number of cases, the decision to recall securities on loan as part of BlackRock’s securities lending program in order to vote is based on an evaluation of various factors that include, but are not limited to, assessing potential securities lending revenue alongside the potential long-term financial value to clients of voting those securities (based on the information available at the time of recall consideration). BAIS works with active portfolio managers, as well as colleagues in the Securities Lending and Risk and Quantitative Analysis teams, to evaluate the costs and benefits to clients of recalling shares on loan.
In almost all instances, BlackRock anticipates that the potential long-term financial value to clients of voting shares would not warrant recalling securities on loan. However, in certain instances, BlackRock may determine, in our independent business judgment as a fiduciary, that the value of voting outweighs the securities lending revenue loss to clients and would therefore recall shares to be voted in those instances.
Periodically, BlackRock reviews our process for determining whether to recall securities on loan in order to vote and may modify it as necessary.
Reporting and vote transparency
BAIS is committed to transparency in the stewardship work we do on behalf of clients. We inform clients about our engagement and voting policies and activities through direct communication and disclosure on our website.
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Want to know more?
blackrock.com/stewardship | ContactActiveStewardship@blackrock.com
The document is provided for information purposes only and is subject to change. Reliance upon this information is at the sole discretion of the reader.
Prepared by BlackRock, Inc.
©2024 BlackRock, Inc. All rights reserved. BLACKROCK is a trademark of BlackRock, Inc., or its subsidiaries in the United States and elsewhere. All other trademarks are those of their respective owners.
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Index Equity Fund Proxy Voting Policy
Procedures Governing Delegation of Proxy Voting to Fund Advisers
Effective Date: January 1, 2025
________________________________________
Applies to the following types of Funds registered under the 1940 Act:
☒ Index Equity Mutual Funds and Exchange-Traded Funds
☐ Open-End Active and Fixed Income Index Mutual Funds and Exchange-Traded Funds
☐ Money Market Funds
☐ Closed-End Funds
☐ Other
________________________________________
Objective and Scope
Set forth below is the Index Equity Fund Proxy Voting Policy.
Policy / Document Requirements and Statements
The Boards of Trustees/Directors (“Directors”) of certain open-end funds (the “Funds”) advised by BlackRock Fund Advisors or BlackRock Advisors, LLC (“BlackRock”), have the responsibility for the oversight of voting proxies relating to portfolio securities of the Funds, and have determined that it is in the best interests of the Funds and their shareholders to delegate the responsibility to vote proxies to BlackRock, subject to the principles outlined in this Policy, as part of BlackRock’s authority to manage, acquire and dispose of account assets, all as contemplated by the Funds’ respective investment management agreements.
BlackRock has adopted the BlackRock Investment Stewardship Global Benchmark Policy(“Guidelines”) (as from time to time amended, the “Guidelines”) governing proxy voting by index equity Funds managed by BlackRock, except for the iShares Core S&P 500 ETF. In addition, BlackRock has adopted guidelines and procedures (as from time to time amended, the “BlackRock Climate and Decarbonization Stewardship Guidelines”) governing proxy voting for matters covered in the BlackRock Climate and Decarbonization Stewardship Guidelines by the Funds listed in Appendix A.
BlackRock will cast votes on behalf of each of the Funds covered by this policy on specific proxy issues in respect of securities held by each such Fund (or may refrain from voting) in accordance with the Guidelines and the BlackRock Climate and Decarbonization Stewardship Guidelines, as applicable.
Conflicts Management
BlackRock Investment Stewardship (“BIS”) maintains policies and procedures that seek to prevent undue influence on BlackRock’s proxy voting activity and to mitigate material conflicts of interest in the exercise of proxy voting responsibilities. Potential material conflicts, and the resultant potential for undue influence, might be due to a relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates or employees, or a Fund or a Fund’s affiliates. BlackRock has taken certain steps to mitigate potential conflicts, which are outlined in detail in the Guidelines. In mitigating conflicts, BIS will adhere to the Guidelines.
In certain instances, BIS will engage an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid potential conflicts of interest, to satisfy regulatory compliance requirements, or as may be otherwise required by applicable law.
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With respect to the relationship between securities lending and proxy voting, shares on loan cannot be voted and BlackRock may determine to recall them for voting, as guided by BlackRock’s fiduciary responsibility to act in clients’ financial interests. The Guidelines set forth BlackRock’s approach to recalling securities on loan in connection with proxy voting.
Reports to the Board
BlackRock will report on an annual basis to the Directors on (1) a summary of the proxy voting process as applicable to the Funds covered by this policy in the preceding year together with a representation that all votes were in accordance with the Guidelines and the BlackRock Climate and Decarbonization Stewardship Guidelines, as applicable (2) any material changes to the Guidelines and the BlackRock Climate and Decarbonization Stewardship Guidelines, including material changes to conflicts management practices, that have not previously been reported.
Appendix A
iShares Climate Conscious & Transition MSCI USA ETF
iShares ESG Advanced MSCI EAFE ETF
iShares ESG Advanced MSCI EM ETF
iShares ESG Advanced MSCI USA ETF
iShares ESG MSCI EM Leaders ETF
iShares ESG MSCI USA Leaders ETF
iShares ESG MSCI KLD 400 ETF
iShares ESG Optimized MSCI USA ETF
iShares Low Carbon Optimized MSCI ACWI ETF
iShares Paris-Aligned Climate Optimized MSCI USA ETF
iShares Paris-Aligned Climate Optimized MSCI World ex USA ETF
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BlackRock Investment Stewardship
Global Principles for Benchmark Policies
Effective as of January 2025
The purpose of this document is to provide an overarching explanation of BlackRock’s global approach to our responsibilities as a shareholder on behalf of our clients, the principles that guide our dialogue with companies, and our commitments to clients in terms of our own governance and transparency.

Introduction to BlackRock Investment Stewardship	A-21
Philosophy on investment stewardship	A-22
Shareholder rights	A-22
Stewardship in practice	A-22
Key themes	A-23
Boards and directors	A-23
Auditors and audit-related issues	A-25
Capital structure, mergers, asset sales, and other special transactions	A-26
Executive compensation	A-27
Material sustainability-related risks and opportunities	A-28
Other corporate governance matters and shareholder protections	A-30
Shareholder proposals	A-31
BlackRock’s oversight of its investment stewardship activities	A-31
Voting guidelines and vote execution	A-32
Voting Choice	A-32
Conflicts management policies and procedures	A-33
Securities lending	A-34
Reporting and vote transparency	A-34
Introduction to BlackRock Investment Stewardship
BlackRock’s clients depend on us to help them meet their varied investment goals. We consider it one of our responsibilities to be an informed, engaged shareholder on their behalf, given the business decisions that companies make have a direct impact on our clients’ long-term investment outcomes and financial well-being. BlackRock Investment Stewardship (BIS) is a dedicated function within BlackRock, which is responsible for engaging with public companies on behalf of index strategies. Investment Stewardship is one of the ways we fulfill our fiduciary responsibilities as an asset manager to our clients. Our sole objective when conducting our stewardship program is to advance our clients’ long-term financial interests.(1)
BIS takes a long-term approach in our stewardship efforts, reflecting the investment horizons of the majority of our clients. BIS does this through:
1.
Engaging with companies in a two-way dialogue to build our understanding of a company’s practices and inform our voting decisions.

(1)
BIS’ Benchmark Policies, and the vote decisions made consistent with these policies, take a financial materiality-based approach and are focused solely on advancing clients' financial interests. BIS’ Benchmark Policies– comprised of the BIS Global Principles, regional voting guidelines, and engagement priorities – apply to clients’ assets invested through index strategies and provide guidance on our position on common corporate governance matters. We take a globally consistent approach, while recognizing the unique markets and sectors in which companies operate. BlackRock offers a wide range of investment products and funds to support our clients’ unique and varied investment objectives. Other materials on the BIS website might also provide useful context.
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2.
Voting at shareholder meetings on management and shareholder proposals on behalf of clients who have delegated voting authority to BlackRock.
3.
Contributing to industry dialogue on stewardship to share our perspectives on matters that may impact our clients’ investments.
4.
Reporting on our activities to inform clients about our stewardship efforts on their behalf through a range of publications and direct reporting.
Philosophy on investment stewardship
Sound governance is critical to the success of a company, the protection of investors’ interests, and long-term financial value creation. Research indicates that high-performing companies will effectively evaluate and address risks and opportunities relevant to their businesses, which supports durable, long-term financial value creation.(2)
Setting, executing, and overseeing strategy are the responsibility of management and the board. As one of many minority shareholders, BlackRock cannot – and does not try to – direct a company’s strategy or its implementation. Our role, on behalf of BlackRock’s clients as long-term investors, is to better understand how corporate leadership is managing material risks and capitalizing on opportunities to help protect and enhance the company’s ability to deliver long-term financial returns. We aim to take a globally consistent approach, while recognizing the unique markets and sectors in which companies operate.
Shareholder rights
Corporate law, regulations and listing rules in most markets establish certain fundamental rights attached to shareholding. Shareholders should have the right to:
•
Elect, remove, and nominate directors, approve the appointment of the auditor, and amend the corporate charter or by-laws.
•
Vote on key board decisions that are material to the protection of their investment, including but not limited to, changes to the purpose of the business, dilution levels and pre-emptive rights, and the distribution of income and capital structure.
•
Access sufficient and timely information on material governance, strategic, and business matters to make informed decisions.
To protect the interest of minority shareholders like BlackRock’s clients, BIS holds the view that shareholder voting rights should be proportionate to economic ownership—the principle of “one share, one vote” helps to achieve this balance.
Stewardship in practice
The assets BlackRock manages belong to our clients, which include public and private pension plans, insurers, official institutions, endowments, universities, charities, family offices, wealth managers, and ultimately, the individual investors that they serve. Through stewardship, we assess how companies are creating long-term financial value to serve our clients, many of whom are saving for long-term goals, such as retirement.
As shareholders of public companies, our clients have the right to vote on matters proposed by a company’s management or its shareholders. Voting is an important mechanism for investors to express support for, or concern about, a company’s performance and most of our clients authorize BlackRock to exercise this right on their behalf. For those clients, and as a fiduciary, BlackRock is legally required to make proxy voting determinations in a manner that is consistent with their investment objectives. BIS does this by casting votes in favor of proposals that, in our assessment, will promote stronger governance and better operating practices and, in turn, potentially enhance long-term shareholder value. Our vote decisions are informed by our in-depth analysis of company disclosures, engagement with boards and management teams, third-party research, and comparisons against a company’s industry peers.
BIS takes a constructive, long-term approach to our engagement with companies, reflecting the investment horizons of the majority of our clients. An engagement is a meeting between BIS and a company’s board and management that helps improve our understanding of the company’s business model and material risks and opportunities, to inform our voting

(2)
PwC, “The 3 things all high-performing companies do”. Harvard Business Review, “6 Strategic Concepts That Set High-Performing Companies Apart”, March 2024.
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decisions on behalf of clients who authorize us to vote on their behalf. In these two-way conversations, we listen to and learn directly from company directors and executives and ask questions relevant to their business. Either a company or BIS can request an engagement. Many of the engagements are initiated by companies to discuss their long-term strategy, risk and opportunity set, and management’s plan to deliver financial returns through business cycles. The ongoing, multiyear nature of our engagements allows us to build strong relationships with company leadership and mutual understanding on key matters of corporate governance and the drivers of long-term financial performance.
Generally, we support the vote recommendations of the board of directors and management. In case of concerns, we typically raise these through dialogue with board members and management teams first. When we determine it is in our clients’ financial interests to convey concern to companies through voting, we do so in two forms: we might not support the election of directors or other management proposals, or we might not support management’s voting recommendation on a shareholder proposal.
Key themes
While accepted standards and norms of corporate governance can differ between markets, in our experience, there are certain globally applicable fundamental elements of corporate governance that contribute to a company’s ability to create long-term financial value for shareholders. These global themes are set out in this overarching set of principles (the “Principles”), which are anchored in transparency and accountability.
At a minimum, it is our view that companies should observe the accepted corporate governance standards in their domestic market,(3) and we ask that, if they do not, they explain how their approach better supports durable, long-term financial value creation.
These Principles cover seven key subjects:
•
Boards and directors
•
Auditors and audit-related issues
•
Capital structure, mergers, asset sales, and other special transactions
•
Executive compensation
•
Material sustainability-related risks and opportunities
•
Other corporate governance matters and shareholder protections
•
Shareholder proposals
Our regional and market-specific voting guidelines explain how these Principles inform our voting decisions in relation to common ballot items for shareholder meetings in those markets. Alongside the Principles and regional voting guidelines, BIS publishes our engagement priorities which reflect the five themes on which we most frequently engage companies, where they are relevant, as these can be a source of material business risk or opportunity. Collectively, these BIS policies set out the core elements of corporate governance that guide our investment stewardship program globally and within each market. The BIS policies are not prescriptive, applied on a pragmatic, case-by-case basis, taking into consideration a number of factors, including the sector, market, and business environment within which a company is operating.
Boards and directors
Companies whose boards are comprised of appropriately qualified, engaged directors with professional characteristics relevant to a company’s business enhance the ability of the board to add value and be the voice of shareholders in board discussions. A strong board gives a company a competitive advantage, providing valuable oversight and contributing to the most important management decisions that support long-term financial performance. As part of their responsibilities, board members have a fiduciary duty to shareholders to oversee the strategic direction, operations, and risk management of a company. This is why our investment stewardship efforts have always started with the performance of the board of directors, and why we see engagement with, and the election of, directors as one of our most important responsibilities. We engage, as necessary, with members of the board’s nominating and/or governance committee to assess whether governance practices

(3)
Our regional voting guidelines, which we publish on the BIS website, reflect these different market standards and norms. Depending on the market, generally accepted practice is informed by corporate law, market regulation, best practices, and industry initiatives, amongst other factors.
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and board composition are appropriate given a company’s business model and we take into consideration a number of factors, including the sector, market, and business environment within which a company is operating.
We view it as good practice when the board establishes and maintains a framework of robust and effective governance mechanisms to support its oversight of the company’s strategy and operations consistent with the long-term economic interests of investors. There should be clear descriptions of the role of the board and the committees of the board and how directors engage with and oversee management. Disclosure of material risks that may affect a company’s long-term strategy and financial value creation, including material sustainability-related factors when relevant, is helpful for investors to appropriately understand and assess how effectively management is identifying, managing, and mitigating such risks.
We seek to understand management's long-term strategy and the milestones against which investors should assess its implementation. If any strategic targets are significantly missed or materially restated, we find it helpful when company disclosures provide a detailed explanation of the changes and an indication of the board's role in reviewing the revised targets. We look to the board to articulate the effectiveness of these mechanisms in overseeing the management of business risks and opportunities and the fulfillment of the company’s strategy.
Where a company has not adequately disclosed and demonstrated that its board has fulfilled these corporate governance and risk oversight responsibilities, we may consider voting against the election of directors who, on our assessment, have particular responsibility for the issues. We assess director performance on a case-by-case basis and in light of each company’s circumstances, taking into consideration its governance, business practices that support durable, long-term financial value creation, and performance. Set out below are factors we may take into consideration.
Regular accountability through director elections
To ensure accountability for their actions on behalf of shareholders, directors should stand for election on a regular basis, ideally annually.(4) Annual director elections allow shareholders to reaffirm their support for board members and/or hold them accountable for their decisions in a timely manner. When board members are not elected annually, in our experience, it is good practice for boards to have a rotation policy to ensure that, through a board cycle, all directors have had their appointment re-confirmed, with a proportion of directors being put forward for election at each annual general meeting.
Effective board composition
Regular director elections also give boards the opportunity to adjust their composition in an orderly way to reflect developments in the company’s strategy and the market environment. In our view, it is beneficial for new directors to be brought onto the board periodically to refresh the group’s thinking, while supporting both continuity and appropriate succession planning. We consider the average overall tenure of the board and seek a balance between the knowledge and experience of longer-serving directors and the fresh perspectives of directors who joined more recently.
We encourage companies to regularly review the effectiveness of their board (including its size), and assess directors nominated for election in the context of the composition of the board as a whole. In our view, the company’s assessment should consider a number of factors, including each director’s independence and time commitments, as well as the breadth and relevance of director experiences and skillsets, and how these collectively contribute to the board's effectiveness in advising and overseeing management in delivering long-term financial returns.
Director independence — from management, significant shareholders, or other related parties – is a central tenet of sound corporate governance across markets.(5) We encourage boards to have a sufficient number of independent directors, free from conflicts of interest or undue influence, to ensure objectivity in the decision-making of the board and its ability to oversee management. We generally consider it good practice for independent directors to make a majority of the board, or in the case of controlled companies, at least one-third.
Common impediments to independence may include but are not limited to:
•
Current or recent employment at the company or a subsidiary

(4)
In most markets directors stand for re-election on an annual or triennial basis, as determined by corporate law, market regulation or voluntary best practice.
(5)
Please see: Tokyo Stock Exchange. “Japan’s Corporate Governance Code.” June 11, 2021; Financial Reporting Council. “UK Corporate Governance Code.” July 16, 2018; Investor Stewardship Group. “Corporate Governance Principles for US Listed Companies.”
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•
Being, or representing, a shareholder with a substantial shareholding in the company
•
Interlocking directorships
•
Having any other interest, business, or other relationship which could, or could reasonably be perceived to, materially interfere with a director’s ability to act in the best interests of the company and shareholders
In our experience, boards are most effective at overseeing and advising management when there is a senior, independent board leader. This director may chair the board, or, where the chair is also the CEO (or is otherwise not independent), be designated as a lead independent director. The role of this director is to enhance the effectiveness of the independent members of the board through shaping the agenda, ensuring adequate information is provided to the board, and encouraging independent director participation in board deliberations. The lead independent director or another appropriate director should be available to meet with shareholders in those situations where an independent director is best placed to explain and contextualize a company’s approach.
There are matters for which the board has responsibility that may involve a conflict of interest for executives or for affiliated directors or require additional focus. It is our view that objective oversight of such matters is best achieved when the board forms committees with a majority of independent directors, depending on market norms and a company’s ownership structure. In many markets, these committees of the board specialize in audit, director nominations, and compensation matters. An ad hoc committee might also be formed to decide on a special transaction, particularly one involving a related party, or to investigate a significant adverse event.
When nominating directors to the board, we look to companies to provide sufficient information on the individual candidates so that shareholders can assess the capabilities and suitability of each individual nominee and their fit within overall board composition. These disclosures should give an understanding of how the collective experience and expertise of the board, as well as the particular skill sets of individual directors, aligns with the company’s long-term strategy and business model. Highly qualified, engaged directors with professional characteristics relevant to a company’s business and strategy enhance the ability of the board to add value and be the voice of shareholders in board discussions.
It is in this context that we are interested in a variety of experiences, perspectives, and skillsets in the board room. We see it as a means of promoting diversity of thought to avoid “group think” in the board’s exercise of its responsibilities to advise and oversee management.
In assessing board composition, we take a case-by-case approach based on a company’s board size, business model, strategy, location and market capitalization. We look for companies to explain how their approach to board composition supports the company’s governance practices.
We note that in many markets, policymakers have set board gender diversity goals which we may discuss with companies, particularly if there is a risk their board composition may be misaligned. We ask boards to disclose, consistent with local laws, how diversity, including professional and personal characteristics, is considered in board composition, given the company’s long-term strategy and business model.(6)
Sufficient capacity
As the role and expectations of a director are increasingly demanding, directors must be able to commit an appropriate amount of time to board and committee matters. It is important that directors have the capacity to meet all of their responsibilities - including when there are unforeseen events – and therefore, they should not take on an excessive number of roles that would impair their ability to fulfill their duties.
Auditors and audit-related issues
BlackRock recognizes the critical importance of financial statements, which should provide a true and fair picture of a company’s financial condition. Accordingly, we look for the assumptions made by management and reviewed by the auditor in preparing the financial statements to be reasonable and justified.
The accuracy of financial statements, inclusive of financial and non-financial information as required or permitted under market-specific accounting rules, is of paramount importance to BlackRock. Investors increasingly recognize that a broader

(6)
Personal characteristics may include, but are not limited to, gender; race/ethnicity; disability; veteran status; LGBTQ+; and national, Indigenous, religious, or cultural identity.
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range of risks and opportunities have the potential to materially impact financial performance. Over time, we anticipate investors and other users of company reporting will increasingly seek to understand and scrutinize the assumptions underlying financial statements, particularly those that pertain to the impact of the transition to a low-carbon economy on a company’s business model and asset mix. We recognize that this is an area of evolving practice and note that international standards setters, such as the International Financial Reporting Standards (IFRS) Board and the International Auditing and Assurance Standards Board (IAASB), continue to develop their guidance to companies.(7)
In this context, audit committees, or equivalent, play a vital role in a company’s financial reporting system by providing independent oversight of the accounts, material financial and, where appropriate to the jurisdiction, non-financial information and internal control frameworks. Moreover, in the absence of a dedicated risk committee, these committees can provide oversight of Enterprise Risk Management systems.(8) In our view, effective audit committee oversight strengthens the quality and reliability of a company’s financial statements and provides an important level of reassurance to shareholders.
Audit committees or equivalent should have clearly articulated charters that set out their responsibilities and have a rotation plan in place that allows for a periodic refreshment of the committee membership to introduce fresh perspectives to audit oversight. We recognize that audit committees will rely on management, internal audit, and the independent auditor in fulfilling their responsibilities but look to committee members to demonstrate they have relevant expertise to monitor and oversee the audit process and related activities.
We take particular note of unexplained changes in reporting methodology, cases involving significant financial restatements, or ad hoc notifications of material financial weakness. In this respect, audit committees should provide timely disclosure on the remediation of Key and Critical Audit Matters identified either by the external auditor or internal audit function.
The integrity of financial statements depends on the auditor being free of any impediments to being an effective check on management. To that end, it is important that auditors are, and are seen to be, independent. Where an audit firm provides services to the company in addition to the audit, we look for the fees earned to be disclosed and explained. We look for Audit committees to have in place a procedure for assessing annually the independence of the auditor and the quality of the external audit process.
Comprehensive disclosure provides investors with a sense of the company’s long-term operational risk management practices and, more broadly, the quality of the board’s oversight. We look to the audit or risk committee to periodically review the company’s risk assessment and risk management policies and the significant risks and exposures identified by management, the internal auditors or the independent auditors and management’s steps to address them. In the absence of detailed disclosures, we may reasonably conclude that companies are not adequately managing risk.
Capital structure, mergers, asset sales, and other special transactions
The capital structure of a company is critical to shareholders as it impacts the value of their investment and the priority of their interest in the company relative to that of other equity or debt investors. Pre-emptive rights are a key protection for shareholders against the dilution of their interests.
Effective voting rights are basic rights of share ownership and a core principle of effective governance. Shareholders, as the residual claimants, have the strongest interest in protecting the financial value of the company, and voting rights should match economic exposure, i.e., one share, one vote.
In principle, we disagree with the creation of a share class with equivalent economic exposure and preferential, differentiated voting rights. In our view, this structure violates the fundamental corporate governance principle of proportionality and results in a concentration of power in the hands of a few shareholders, thus disenfranchising other shareholders and amplifying any potential conflicts of interest. However, we recognize that in certain markets, at least for a period of time, companies may have a valid argument for listing dual classes of shares with differentiated voting rights. In our view, such companies should review these share class structures on a regular basis or as company circumstances change. Additionally,

(7)
IFRS, “IFRS S1 General Requirements for Disclosure of Sustainability-related Financial Information”, June 2023, and IAASB, “IAASB Launches Public Consultation on Landmark Proposed Global Sustainability Assurance Standard”, August 2023.
(8)
Enterprise risk management is a process, effected by the entity’s board of directors, management, and other personnel, applied in strategy setting and across the enterprise, designed to identify potential events that may affect the entity, and manage risk to be within the risk appetite, to provide reasonable assurance regarding the achievement of objectives. Please see the Committee of Sponsoring Organizations of the Treadway Commission (COSO), “Enterprise Risk Management”, 2023.
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they should seek shareholder approval of their capital structure on a periodic basis via a management proposal at the company’s shareholder meeting. The proposal should give unaffiliated shareholders the opportunity to affirm the current structure or establish mechanisms to end or phase out controlling structures at the appropriate time, while minimizing costs to shareholders.
In assessing mergers, asset sales, or other special transactions, BlackRock’s primary consideration is the long-term economic interests of our clients as shareholders. Boards proposing a transaction should clearly explain the economic and strategic rationale behind it. We will review a proposed transaction to determine the degree to which it can enhance long-term shareholder value. We find long-term investors like our clients typically benefit when proposed transactions have the unanimous support of the board and have been negotiated at arm’s length. We may seek reassurance from the board that the financial interests of executives and/or board members in a given transaction have not adversely affected their ability to place shareholders’ interests before their own. Where the transaction involves related parties, the recommendation to support should come from the independent directors, a best practice in most markets, and ideally, the terms should have been assessed through an independent appraisal process. In addition, it is good practice that it be approved by a separate vote of the non-conflicted parties.
As a matter of sound governance practice, shareholders should have a right to dispose of company shares in the open market without unnecessary restriction. In our view, corporate mechanisms designed to limit shareholders’ ability to sell their shares are contrary to basic property rights. Such mechanisms can serve to protect and entrench interests other than those of the shareholders. In our view, shareholders are broadly capable of making decisions in their own best interests. We encourage any so-called “shareholder rights plans” proposed by a board to be subject to shareholder approval upon introduction and periodically thereafter.
Executive compensation
In most markets, one of the most important roles for a company’s board of directors is to put in place a compensation structure that incentivizes and rewards executives appropriately. Executive compensation is an important tool used by companies to support long-term financial value creation. In our experience, well-structured compensation policies reward the successful delivery of strategic, operational, and/or financial goals, encourage an appropriate risk appetite, and align the interests of shareholders and executives through equity ownership.
We look for there to be a clear link between variable pay and operational and financial performance. Performance metrics should be stretching and aligned with a company’s strategy and business model. BIS does not have a position on whether companies should use sustainability-related criteria in compensation structures, but, where they are included, we look to companies to be as rigorous as they would be in setting other financial or operational targets. Long-term incentive plans should encompass timeframes that 1) are distinct from annual executive compensation structures and metrics, and 2) encourage the delivery of strong financial results over a period of years.
When designing, reviewing, and approving executive compensation policies, board compensation committees – or board members responsible for setting executive compensation – should carefully consider the company’s specific circumstances, such as its risk profile, the environment in which it operates, and the individuals the board is trying to attract, retain and incentivize. We look to the compensation committees to guard against contractual arrangements that would entitle executives to material compensation for early termination of their employment. Finally, pension contributions and other deferred compensation arrangements should be reasonable in light of market practices or the company’s business and executive compensation strategies.
We are not supportive of one-off or special bonuses unrelated to company or individual performance. Where discretion has been used by the compensation committee or its equivalent, we appreciate disclosure relating to how and why the discretion was used, and how the adjusted outcome is aligned with the interests of shareholders. We acknowledge that the use of peer group evaluation by compensation committees can help ensure competitive pay; however, we are concerned when the rationale for increases in total compensation at a company is solely based on peer benchmarking, rather than also considering rigorous measures of outperformance. We encourage companies to clearly explain how compensation outcomes have rewarded performance.
We encourage boards to consider building clawback provisions into incentive plans such that companies could clawback compensation or require executives to forgo awards when compensation was based on faulty financial statements or deceptive business practices. We also favor recoupment from or the foregoing of the grant of any awards by any senior
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executive whose behavior caused material financial harm to shareholders, material reputational risk to the company, or resulted in a criminal investigation, even if such actions did not ultimately result in a material restatement of past results.
In our view, non-executive directors should be compensated in a manner that is commensurate with the time and effort expended in fulfilling their professional responsibilities. Additionally, these compensation arrangements should not risk compromising directors’ independence or aligning their interests too closely with those of the management, whom they are charged with overseeing.
BIS may convey concerns through not supporting management’s proposals to approve compensation, where they are on the agenda. We may also vote against members of the compensation committee or equivalent board members for poor compensation practices or structures.
Material sustainability-related risks and opportunities
It is our view that well-managed companies will effectively evaluate and manage material sustainability-related risks and opportunities relevant to their businesses.(9) As with all risks and opportunities in a company's business model, appropriate oversight of material sustainability considerations is a core component of having an effective governance framework that supports durable, long-term financial value creation.
Robust disclosure allows investors to effectively evaluate companies’ strategy and business practices related to material sustainability-related risks and opportunities. We find it helpful when companies’ disclosures demonstrate that they have a resilient business model that integrates material sustainability-related risks and opportunities into their strategy, risk management, and metrics and targets, including industry-specific metrics. The International Sustainability Standards Board (ISSB) standards, IFRS S1 and S2(10) may prove helpful to companies in preparing this disclosure. The standards build on the Task Force on Climate-related Financial Disclosures (TCFD) framework and the standards and metrics developed by the Sustainability Accounting Standards Board (SASB), which have both converged under the ISSB. We recognize that companies may phase in reporting aligned with the ISSB standards over several years. We also recognize that some companies may report using different standards, which may be required by regulation, or one of a number of voluntary standards. In such cases, we ask that companies highlight the metrics that are industry- or company-specific.
We note that climate and other sustainability-related disclosures often require companies to collect and aggregate data from various internal and external sources. We recognize that the practical realities of data collection and reporting may not line up with financial reporting cycles and companies may require additional time after their fiscal year-end to accurately collect, analyze, and report this data to investors. That said, while we do not prescribe timelines regarding when companies make these disclosures, we encourage them to produce climate and other sustainability-related disclosures sufficiently in advance of their annual meeting, to the best of their abilities to provide investors with time to assess the data and make informed decisions.
Companies may also choose to adopt or refer to guidance on sustainable and responsible business conduct issued by supranational organizations such as the United Nations or the Organization for Economic Cooperation and Development. Further, industry initiatives on managing specific operational risks may provide useful guidance to companies on best practices and disclosures. While not a voting item, we find it helpful to our understanding of investment risk when companies disclose any relevant global climate and other sustainability-related standards adopted, the industry initiatives in which they participate, any peer group benchmarking undertaken, and any assurance processes to help investors understand their approach to sustainable and responsible business practices.

(9)
By material sustainability-related risks and opportunities, we mean the drivers of risk and financial value creation in a company’s business model that have an environmental or social dependency or impact. Examples of environmental issues include, but are not limited to, water use, land use, waste management, and climate risk. Examples of social issues include, but are not limited to, human capital management, impacts on the communities in which a company operates, customer loyalty, and relationships with regulators.
(10)
The objective of IFRS S1 General Requirements for Disclosure of Sustainability-related Financial Information is to require an entity to disclose information about its sustainability-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity. The objective of IFRS S2 Climate-related Disclosures is to require an entity to disclose information about its climate-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity.
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Climate and nature-related risk
In our view, the transition to a low-carbon economy is one of several mega forces reshaping markets.(11) Our research shows that the low-carbon transition is a structural shift in the global economy that will be shaped by changes in government policies, technology, and consumer and investor preferences, which may be material for many companies.(12) Yet the path to a low-carbon economy is uncertain and uneven, with different parts of the economy moving at different speeds. BIS recognizes that it can be challenging for companies to predict the impact of climate-related risk and opportunity on their businesses and operating environments. Many companies are assessing how to navigate the low-carbon transition while delivering long-term financial value to investors. At companies where these climate-related risks are material, we find it helpful when they publicly disclose, consistent with their business model and sector, how they intend to deliver long-term financial performance through the transition to a low-carbon economy, including where available, their transition plan.(13)
In our experience, disclosure consistent with the ISSB standards or the TCFD framework can help investors assess company-specific climate-related risks and opportunities, and inform investment decisions.(14) Such disclosures also provide investors with insights into how companies are managing the risks associated with climate change by managing their own carbon emissions or emissions intensities to the extent financially practicable. Recognizing the value of these disclosures, in some jurisdictions, like the U.K, large companies must disclose such climate-related financial information on a mandatory basis, while in other jurisdictions these disclosures are viewed as best practice in the market.
Consistent with the ISSB standards and the TCFD framework, we seek to understand, from company disclosures and engagement, the strategies companies have in place to manage material risks to, and opportunities for, their long-term business model associated with a range of climate-related scenarios. This includes a scenario in which global warming is limited to well below 2°C, considering ambitions to achieve a limit of 1.5°C, the temperature goal recently reaffirmed by G20 members as part of the 2024 Leader’s Declaration.(15)
These frameworks also contemplate disclosures on how companies are setting short-, medium- and long-term targets, ideally science-based where these are available for their sector, for scope 1 and 2 greenhouse gas emissions (GHG) reductions and to demonstrate how their targets are consistent with the long-term financial interests of their investors.
While we recognize that regulators in some markets are moving to mandate certain disclosures, at this stage, we view scope 3 emissions differently from scopes 1 and 2, given methodological complexity, regulatory uncertainty, concerns about double-counting, and lack of direct control by companies. We welcome disclosures and commitments companies choose to make regarding material scope 3 emissions and recognize these are provided on a good-faith basis as methodology develops. Our publicly available commentary provides more information on our approach to climate-related risks and opportunities.
In addition to climate-related risks and opportunities, the management of nature-related factors is increasingly a component of some companies’ ability to generate durable, long-term financial returns for shareholders, particularly where a company’s

(11)
BlackRock Investment Institute, “Mega forces: An investment opportunity”, 2023.
(12)
BlackRock Investment Institute, “Tracking the low-carbon transition”, July 2023.
(13)
We have observed that more companies are developing such plans, and public policymakers in a number of markets are signaling their intentions to require them or already have requirements in place, such as Australia, Brazil, and the European Union. We view transition plans as a method for a company to both internally assess and externally communicate its long-term strategy, ambition, objectives, and actions to create financial value through the global transition towards a low-carbon economy. Transition plans are building momentum internationally, with increased focus from policy makers and supervisors, including in the EU, UK, G7, G20, and from the financial industry. While many initiatives across jurisdictions outline a framework for transition plans, there is no consensus on the key elements these plans should contain. We view useful disclosure as one that communicates a company’s approach to managing financially material business relevant risks and opportunities – including climate-related risks – to deliver long-term financial performance, which allows investors to make more informed decisions. While transition plans can be helpful disclosure, BIS does not make the preparation and production of transition plans a voting issue. BIS may engage companies that have chosen to publish a transition plan to understand their planned actions and resource implications.
(14)
BlackRock, “Global perspectives on investing in the low-carbon transition”, June 2023. We recognize that companies may phase in reporting aligned with the ISSB standards over several years, depending on local requirements. We also recognize and respect that some companies may report using different local standards, which may be required by regulation, or one of a number of voluntary standards. In such cases, we ask that companies disclose their rationale for reporting in line with the specific disclosure framework chosen and highlight the metrics that are industry- or company-specific.
(15)
In November 2024, G20 members reaffirmed the Paris Agreement temperature goal as part of the Leader’s Declaration. G20 members include the world’s major economies (19 countries and two regional bodies, the European Union and African Union), representing 85% of global Gross Domestic Product, over 75% of international trade, and about two-thirds of the world population.
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strategy is heavily reliant on the availability of natural capital, or whose supply chains are exposed to locations with nature-related risks. We look for such companies to disclose how they manage any reliance and impact on, as well as use of, natural capital, including appropriate risk oversight and relevant metrics and targets, to understand how these factors are integrated into strategy. We will evaluate these disclosures to inform our view of how a company is managing material nature-related risks and opportunities. We rely on company disclosures when determining how to vote on shareholder proposals addressing natural capital issues. Our publicly available commentary provides more information on our approach to natural capital.(16)
Companies’ impact on their workforce, supply chains, and communities
In order to advance long-term shareholders’ interests, companies should consider the interests of the various parties on whom they depend for their success over time. It is for each company to determine their key stakeholders based on what is material to their business and long-term financial performance. For many companies, key stakeholders include employees, business partners (such as suppliers and distributors), clients and consumers, regulators, and the communities in which they operate.
As a long-term shareholder on behalf of our clients, we find it helpful when companies disclose how they have identified their key stakeholders and considered their interests in business decision-making. In addition to understanding broader stakeholder relationships, BIS finds it helpful when companies discuss how they consider the needs of their workforce today, and the skills required for their future business strategy. We are also interested to understand how the board monitors and engages on these matters, given it is well positioned to ensure that the approach taken by management is informed by and aligns with the company’s strategy.
Companies should articulate how they address material adverse impacts that could arise from their business practices and affect critical relationships with their stakeholders. We encourage companies to implement, to the extent appropriate, monitoring processes (often referred to as due diligence) to identify and mitigate potential adverse impacts and grievance mechanisms to remediate any actual adverse material impacts. In our view, maintaining trust within these relationships can contribute to a company’s long-term success.
Other corporate governance matters and shareholder protections
In our view, shareholders have a right to material and timely information on the financial performance and viability of the companies in which they invest. In addition, companies should publish information on the governance structures in place and the rights of shareholders to influence these structures. The reporting and disclosure provided by companies help shareholders assess the effectiveness of the board’s oversight of management and whether investors’ economic interests have been protected. As a general principle, we believe shareholders should have the right to vote on key corporate governance matters, including changes to governance mechanisms, to submit proposals to the shareholders’ meeting, and to call special meetings of shareholders.
Corporate form
In our view, it is the responsibility of the board to determine the corporate form that is most appropriate given the company's purpose and business model.(17) Companies proposing to change their corporate form to a public benefit corporation or similar entity should put it to a shareholder vote if not already required to do so under applicable law. We appreciate when supporting documentation from companies or shareholder proponents proposing to alter the corporate form clearly explains how the interests of shareholders and different stakeholders would be impacted as well as the accountability and voting mechanisms that would be available to shareholders. We generally support management proposals if our analysis indicates that shareholders’ economic interests are adequately protected. Relevant shareholder proposals are evaluated on a case-by-case basis.

(16)
Given the growing awareness of the materiality of these issues for certain businesses, enhanced reporting on a company's natural capital dependencies and impacts would aid investors’ understanding. In our view, the final recommendations of the Taskforce on Nature-related Financial Disclosures (TNFD) may prove useful to some companies. We recognize that some companies may report using different standards, which may be required by regulation, or one of a number of other private sector standards. TNFD-aligned reporting is not a voting issue.
(17)
Corporate form refers to the legal structure by which a business is organized.
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Shareholder proposals
In most markets in which BlackRock invests on behalf of clients, shareholders have the right to submit proposals to be voted on at a company’s annual or extraordinary meeting, as long as eligibility and procedural requirements are met. The matters that we see put forward by shareholders address a wide range of topics, including governance reforms, capital management, and improvements in the management or disclosure of sustainability-related risks.
BlackRock is subject to legal and regulatory requirements in the U.S. that place restrictions and limitations on how BlackRock can interact with the companies in which we invest on behalf of our clients, including our ability to submit shareholder proposals. We can vote, on behalf of clients who authorize us to do so, on proposals put forth by others.
When assessing shareholder proposals, we evaluate each proposal on its merit, considering the company’s individual circumstances and maintaining a singular focus on the proposal’s implications for long-term financial value creation. BIS’ evaluation considers whether a shareholder proposal addresses a material risk that, if left unmanaged, may impact a company’s long-term performance. We look for consistency between the specific request formally made in the proposal, the supporting documentation, and the proponents’ other communications on the issues. We also assess the company’s practices and disclosures and the costs and benefits to the company of meeting the request made in the proposal. We take into consideration a company’s governance practices and disclosures against those of their peers.
In our experience, it is helpful when companies disclose the names of the proponent or organization that has submitted or advised on the proposal.
We would not support proposals that we believe would result in over-reaching into the basic business decisions of the company, are unduly prescriptive or constraining on management. We take into consideration the legal effect of the proposal, as shareholder proposals may be advisory or legally binding depending on the jurisdiction, while others may make requests that would be deemed illegal in a given jurisdiction.
BIS is likely to support shareholder proposals that request disclosures that help us, as long-term investors on behalf of our clients, better understand the material risks and opportunities companies face and how they are managing them, especially where this information is additive given the company’s existing disclosures. We may also support shareholder proposals that are focused on a material business risk that we agree needs to be addressed and the intended outcome is consistent with long-term financial value creation.
We recognize that some shareholder proposals bundle topics and/or specific requests. Further, the proponent’s supporting statement may refer to topics that are not directly related to the request made in the proposal. In voting on behalf of clients, we do not submit or edit proposals or the supporting statements – we must vote yes or no on the proposal as phrased by the proponent. Therefore, when we vote in support of a proposal, we are not necessarily endorsing every element of the proposal or the reasoning, objectives, or supporting statement of the proponent. We may support a proposal for different reasons from those put forth by the proponent, when we believe that, overall, it can advance our clients' long-term financial interests. We typically explain to the company our rationale for supporting such proposals.
Alternatively, or in addition, we may vote against the election of one or more directors if, in our assessment, the board has not responded sufficiently or with an appropriate sense of urgency to a material risk. We may also support a proposal if management is on track, but we believe that voting in favor might accelerate efforts to address a material risk.
BlackRock’s oversight of its investment stewardship activities
Oversight
BlackRock maintains advisory committees (Stewardship Advisory Committees), generally consisting of senior BlackRock index investment professionals and/or senior employees with practical boardroom experience. The Stewardship Advisory Committees review and advise on amendments to BIS regional proxy voting guidelines (the Guidelines). The advisory committees do not determine voting decisions, which are the responsibility of BIS.
In addition to the Stewardship Advisory Committees, the Investment Stewardship Global Oversight Committee (Global Oversight Committee) is a risk-focused committee, comprised of the Global Head of Investment Stewardship (Global Head), and senior BlackRock executives with legal, risk and other experience relevant to team oversight. The Global Committee does not determine voting decisions, which are the responsibility of BIS.
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The Global Head has primary oversight of the activities of BIS, including voting in accordance with the Guidelines, which require the application of professional judgment and consideration of each company’s unique circumstances. The Global Committee reviews and approves amendments to these Principles. The Global Committee also reviews and approves amendments to the regional Guidelines.
In addition, the Global Committee receives and reviews periodic reports regarding the votes cast by BIS, as well as updates on material process issues, procedural changes, and other risk oversight considerations. The Global Committee reviews these reports in an oversight capacity as informed by the Guidelines.
BIS carries out engagement with companies, executes proxy votes, and conducts vote operations (including maintaining records of votes cast) in a manner consistent with the relevant Guidelines. BIS also conducts research on corporate governance issues and participates in industry discussions to contribute to and keep abreast of important developments in the corporate governance field. BIS may utilize third parties for certain of the foregoing activities and performs oversight of those third parties. BIS may discuss complicated or particularly controversial matters with senior specialists internally, on an advisory basis, prior to making a voting decision.
Voting guidelines and vote execution
BlackRock votes on proxy issues when our clients authorize us to do so. We carefully consider proxies submitted to funds and other fiduciary account(s) (Fund or Funds) for which we have voting authority. BlackRock votes (or refrains from voting) proxies for each Fund for which we have voting authority based on our evaluation of the alignment of the voting items with the long-term economic interests of our clients, in the exercise of our independent business judgment, and without regard to the relationship of the issuer of the proxy (or any shareholder proponent or dissident shareholder) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates, or BlackRock employees (see “Conflicts management policies and procedures,” below).
When exercising voting rights, BIS will normally vote on specific proxy issues in accordance with the Guidelines for the relevant market, as well as the Principles. The voting guidelines published for each region/country in which we vote are intended to summarize BlackRock’s general philosophy and approach to issues that may commonly arise in the proxy voting context in each market where we invest. The Guidelines are not intended to be exhaustive. BIS applies the Guidelines on a case-by-case basis, in the context of the individual circumstances of each company and the specific issue under review. As such, the Guidelines do not indicate how BIS will vote in every instance. Rather, they reflect our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots. The Guidelines are reviewed annually and updated as necessary to reflect changes in market practices, developments in corporate governance and feedback from companies and clients. In this way, BIS aims to maintain policies that explain our approach to governance practices most aligned with clients’ long-term financial interests. BIS analysts may exercise their professional judgment in determining how to vote if they conclude that the Guidelines do not cover the specific matter raised by a ballot item or that an exception to the Guidelines would be in the long-term economic interests of BlackRock’s clients.
In certain markets, proxy voting involves logistical issues which can affect BIS’ ability to vote such proxies, as well as the desirability of voting such proxies. These issues include, but are not limited to: i) untimely notice of shareholder meetings; ii) restrictions on a foreigner’s ability to exercise votes; iii) requirements to vote proxies in person; iv) “share-blocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); v) potential difficulties in translating the proxy; vi) regulatory constraints; and vii) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions. We are not supportive of impediments to the exercise of voting rights such as share-blocking or overly burdensome administrative requirements.
BlackRock votes proxies in these situations on a “best-efforts” basis. In addition, BIS may determine that it is generally in the interests of BlackRock’s clients not to vote proxies (or not to vote our full allocation) if the costs (including but not limited to opportunity costs associated with share-blocking constraints) associated with exercising a vote are expected to outweigh the benefit the client would derive by voting on the proposal.
Voting Choice
BlackRock offers Voting Choice a program that provides eligible clients with more opportunities to participate in the proxy voting process where legally and operationally viable.
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Voting Choice is currently available for eligible clients invested in certain institutional pooled funds in the U.S., UK, Ireland, and Canada that utilize certain equity index investment strategies, as well as eligible clients in certain institutional pooled funds in the U.S., UK, and Canada that use systematic active equity (SAE) strategies. In addition, institutional clients in separately managed accounts (SMAs) continue to be eligible for BlackRock Voting Choice regardless of their investment strategies.(18) BlackRock also launched a U.S. Program to offer proxy voting to eligible shareholder accounts in a U.S. Fund.(19)
As a result, the shares attributed to BlackRock in company share registers may be voted differently depending on whether our clients have authorized BIS to vote on their behalf, have authorized BIS to vote in accordance with a third-party policy, or have elected to vote shares in accordance with their own policy. Our clients have greater control over proxy voting because of Voting Choice. BlackRock does not disclose client information, including a client’s selection of proxy policy, without client consent.
Conflicts management policies and procedures
BIS maintains policies and procedures that seek to prevent undue influence on BlackRock’s proxy voting activity. Such influence might stem from any relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates, a Fund or a Fund’s affiliates, or BlackRock employees. The following are examples of sources of perceived or potential conflicts of interest:
•
BlackRock clients who may be issuers of securities or proponents of shareholder resolutions
•
BlackRock business partners or third parties who may be issuers of securities or proponents of shareholder resolutions
•
BlackRock employees who may sit on the boards of public companies held in Funds managed by BlackRock
•
Significant BlackRock, Inc. investors who may be issuers of securities held in Funds managed by BlackRock
•
Securities of BlackRock, Inc. or BlackRock investment funds held in Funds managed by BlackRock
•
BlackRock, Inc. board members who serve as senior executives or directors of public companies held in Funds managed by BlackRock
BlackRock has taken certain steps to mitigate perceived or potential conflicts including, but not limited to, the following:
•
Adopted the Guidelines which are designed to advance our clients’ long-term economic interests in the companies in which BlackRock invests on their behalf
•
Established a reporting structure that separates BIS from employees with sales, vendor management, or business partnership roles. In addition, BlackRock seeks to ensure that all engagements with corporate issuers, dissident shareholders or shareholder proponents are managed consistently and without regard to BlackRock’s relationship with such parties. Clients or business partners are not given special treatment or differentiated access to BIS. BIS prioritizes engagements based on factors including, but not limited to, our need for additional information to make a voting decision or our view on the likelihood that an engagement could lead to positive outcome(s) over time for the economic value of the company. Within the normal course of business, BIS may engage directly with BlackRock clients, business partners and/or third parties, and/or with employees with sales, vendor management, or business partnership roles, in discussions regarding our approach to stewardship, general corporate governance matters, client reporting needs, and/or to otherwise ensure that proxy-related client service levels are met
•
Determined to engage, in certain instances, an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid potential conflicts of interest, to satisfy regulatory compliance requirements, or as may be otherwise required by applicable law. In such circumstances, the independent third-party voting service provider provides BlackRock with recommendations, in accordance with the Guidelines, as to how to vote such proxies. BlackRock uses an independent third-party voting service provider to make proxy voting recommendations for shares of BlackRock, Inc. and companies affiliated with BlackRock, Inc. BlackRock may also use an independent third-party voting service provider to make proxy voting recommendations for:
•
public companies that include BlackRock employees on their boards of directors

(18)
With Voting Choice, SMAs have the ability to select from a set of voting policies from third-party proxy advisers the policy that best aligns with their views and preferences. BlackRock can then use its proxy voting infrastructure to cast votes based on the client’s selected voting policy.
(19)
Read more about BlackRock Voting Choice on our website.
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•
public companies of which a BlackRock, Inc. board member serves as a senior executive or a member of the board of directors
•
public companies that are the subject of certain transactions involving BlackRock Funds
•
public companies that are joint venture partners with BlackRock, and
•
public companies when legal or regulatory requirements compel BlackRock to use an independent third-party voting service provider
In selecting an independent third-party voting service provider, we assess several characteristics, including but not limited to: independence, an ability to analyze proxy issues and make recommendations in the economic interest of our clients in accordance with the Guidelines, reputation for reliability and integrity, and operational capacity to accurately deliver the assigned recommendations in a timely manner. We may engage more than one independent third-party voting service provider, in part to mitigate potential or perceived conflicts of interest at a single voting service provider. The Global Committee appoints and reviews the performance of the independent third-party voting service providers, generally on an annual basis.
Securities lending
When so authorized, BlackRock acts as a securities lending agent on behalf of Funds. Securities lending is a well-regulated practice that contributes to capital market efficiency. It also enables funds to generate additional returns while allowing fund providers to keep fund expenses lower.
With regard to the relationship between securities lending and proxy voting, BlackRock cannot vote shares on loan and may determine to recall them for voting, as guided by our fiduciary duty as an asset manager to our clients in helping them achieve their investment goals. While this has occurred in a limited number of cases, the decision to recall securities on loan as part of BlackRock’s securities lending program in order to vote is based on an evaluation of various factors that include, but are not limited to, assessing potential securities lending revenue alongside the potential long-term financial value to clients of voting those securities (based on the information available at the time of recall consideration).(20) BIS works with colleagues in the Securities Lending and Risk and Quantitative Analysis teams to evaluate the costs and benefits to clients of recalling shares on loan.
In almost all instances, BlackRock anticipates that the potential long-term financial value to the Fund of voting shares would be less than the potential revenue the loan may provide the Fund. However, in certain instances, BlackRock may determine, in our independent business judgment as a fiduciary, that the value of voting outweighs the securities lending revenue loss to clients and would therefore recall shares to be voted in those instances.
Periodically, BlackRock reviews our process for determining whether to recall securities on loan in order to vote and may modify it as necessary.
Reporting and vote transparency
We are committed to transparency in the stewardship work we do on behalf of clients. We inform clients about our engagement and voting policies and activities through direct communication and through disclosure on our website. Additionally, we make public our regional proxy voting guidelines for the benefit of clients and the companies in which we invest on their behalf. We also publish commentaries to share our perspective on market developments and emerging key themes.
At a more granular level, on a quarterly basis, we publish our vote record for each company that held a shareholder meeting during the period, showing how BIS voted on each proposal and providing our rationale for any votes against management proposals and on shareholder proposals. For shareholder meetings where a vote might be high profile or of significant

(20)
Recalling securities on loan can be impacted by the timing of record dates. In the U.S., for example, the record date of a shareholder meeting typically falls before the proxy statements are released. Accordingly, it is not practicable to evaluate a proxy statement, determine that a vote has a material impact on a fund and recall any shares on loan in advance of the record date for the annual meeting. As a result, managers must weigh independent business judgement as a fiduciary, the benefit to a fund’s shareholders of recalling loaned shares in advance of an estimated record date without knowing whether there will be a vote on matters which have a material impact on the fund (thereby forgoing potential securities lending revenue for the fund’s shareholders) or leaving shares on loan to potentially earn revenue for the fund (thereby forgoing the opportunity to vote).
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interest to clients, we may publish a vote bulletin after the meeting, disclosing and explaining our vote on key proposals. We also publish a quarterly list of all companies with which we engaged and the key topics addressed in the engagement meeting.
In this way, we help inform our clients about the work we do on their behalf in promoting the governance and business practices that support durable, long-term financial value creation by companies.
Want to know more?
blackrock.com/stewardship | contactstewardship@blackrock.com
This document is provided for information and educational purposes only. Investing involves risk, including the loss of principal.
Prepared by BlackRock, Inc.
©2024 BlackRock, Inc. All rights reserved. BLACKROCK is a trademark of BlackRock, Inc., or its subsidiaries in the United States and elsewhere. All other trademarks are those of their respective owners.
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BlackRock Investment Stewardship
Climate and Decarbonization Stewardship Guidelines
Published July 2024
BlackRock climate and decarbonization stewardship guidelines
Introduction to BlackRock Investment Stewardship
BlackRock’s clients depend on us to help them meet their varied investment goals. We consider it one of our responsibilities to be an informed, engaged shareholder on their behalf, given the business decisions that companies make have a direct impact on our clients’ long-term investment outcomes and financial well-being. BlackRock Investment Stewardship (BIS) is a dedicated function within BlackRock, which serves as a link between BlackRock’s clients and the companies we invest in on their behalf. BIS takes a long-term approach in our stewardship efforts, reflecting the investment horizons of the majority of our clients. BIS does this through:
1.
Engaging with companies in a two-way dialogue to build our understanding of a company’s practices and inform our voting decisions.
2.
Voting at shareholder meetings on management and shareholder proposals on behalf of clients who have delegated voting authority to BlackRock.
3.
Contributing to industry dialogue on stewardship to share our perspectives on matters that may impact our clients’ investments.
4.
Reporting on our activities to inform clients about our stewardship efforts on their behalf through a range of publications and direct reporting.
Stewardship for clients with investment objectives relating to the low-carbon transition
BlackRock offers a wide range of investment products and funds to support our clients’ unique and varied investment objectives, and in February 2024, BlackRock announced it would be launching a new decarbonization stewardship option for those clients who explicitly direct BlackRock to invest their assets with decarbonization investment objectives. An increasing number of clients are seeking to minimize the financial risk, and maximize the financial opportunities, associated with the transition to a low-carbon economy, and thus are interested in sustainable and transition investing, with some including decarbonization as an investment objective in their mandates with BlackRock. In Europe for example, all of our largest, strategic relationship clients have net zero commitments for their organizations, and globally a growing number have made similar commitments, which those clients believe, will shape financial opportunities in the transition to a low-carbon economy. A survey of 200 institutional investors globally, representing nearly $9tn in assets under management, indicated that 98% of them have set some kind of transition investment objective for their portfolios.
These guidelines set out BIS’ approach to voting at companies’ shareholder meetings on behalf of funds with explicit decarbonization or climate-related investment objectives, and, when appropriate, engagement with corporate leadership to support our voting on clients’ behalf. In addition, clients in separately managed accounts may instruct BlackRock to apply these guidelines to their holdings. Both in the case of funds and separately managed accounts, these guidelines are only implemented upon explicit selection and approval by the applicable fund board or client.
These guidelines should be read in conjunction with BIS’ benchmark policies and are focused on matters related to climate risks and the transition to a low-carbon economy at companies that are held by funds and clients who have selected these guidelines. These guidelines differ from the benchmark policies in that they consider, in addition to financial considerations and consistent with the investment objective of each fund or account that has selected these guidelines, the alignment of companies’ business model and strategies with the financial opportunities presented by the transition to a low-carbon economy and the more ambitious goal of the Paris Agreement, namely to limit average temperature rise to 1.5°C above pre-industrial levels.
These guidelines will apply to companies which produce goods and services that contribute to real world decarbonization or have a carbon intensive business model and face outsized impacts from the low-carbon transition, based on reported and estimated scopes 1, 2, and 3 greenhouse gas emissions. We estimate these companies represent the vast majority of the
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value chain emissions of the companies held by funds and clients that have selected these guidelines. For all other companies held by these funds and clients, BIS’ benchmark voting guidelines apply.
On other matters not related to climate risks and the transition to a low-carbon economy, BIS will apply our benchmark policies.
For clients who have not directed BlackRock to prioritize climate risks and decarbonization as an investment objective, BIS will continue to undertake our stewardship responsibilities in line with our benchmark policies, with a sole focus on advancing those clients’ long-term economic interests. This will include consideration of climate-related risks and opportunities in a company’s business model, where material to the company’s ability to deliver long-term financial returns.
Please see appendix 2, which sets out the key differences between the BIS benchmark and decarbonization policies on items related to climate risk and the transition to a low-carbon economy.
Understanding the investment implications of the transition to a low-carbon economy
Research from the BlackRock Investment Institute (BII) highlights that changing government policy, technology, and consumer and investor preferences are driving the transition to a low-carbon economy, but these forces are moving at uneven speeds across sectors and regions. For example—some technologies like renewable power are already being deployed at scale in some regions, while in other sectors and regions less cost-effective low-carbon alternatives exist. We have heard from certain clients that they see the low-carbon transition as a series of shifts over decades that will reshape production and consumption, spur significant capital investment and create risks, opportunities and a wider range of financial and competitive outcomes for companies.
For clients interested in investing in the transition to a low-carbon economy and understanding its corresponding risks and opportunities, we have developed the BlackRock Investment Institute Transition Scenario (BIITS), powered by Aladdin® technology. BIITS is a research-based, analytical forecast of how the low-carbon transition is most likely to play out based on what we know and expect today. It can help inform a top-down assessment of a company’s business risk arising from the transition. BII based its key assumptions on rigorous research, and the input of BlackRock’s portfolio managers and other experts.
For client assets with explicit investment objectives related to the transition to a low-carbon economy, BIS will draw on the insights generated by BIITS and Aladdin® Climate, as well as our own analysis and engagement, in applying these guidelines. In doing so, we will take into consideration the fact that the necessary data to assess individual companies currently has limitations, but is improving as a result of disclosure requirements in an increasing number of jurisdictions.
Decarbonization stewardship guidelines design principles
The framework of these guidelines is designed to:
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Prioritize sectors and companies that are critical to the transition to a low-carbon economy: This includes companies which produce goods and services that contribute to real world decarbonization or have a carbon intensive business model and face outsized impacts from the low-carbon transition.
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Apply a sectoral approach to our analysis that acknowledges the unevenness of the low-carbon transition across sectors and markets: We take into consideration the varying speeds at which sectors and markets can decarbonize based on technological feasibility, consumer demand, government policy, regulatory frameworks and other factors. Further, we recognize that these factors are uncertain and dynamic, which will require that we evolve our approach as necessary.
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Take a long-term, pragmatic approach that favors a transition that minimizes disruption to companies and their key stakeholders: Our approach recognizes the challenges that many companies face in adapting their business models. It is premised on the views of interested clients that a transition where companies adapt and continue to deliver financial returns throughout, is a better long-term investment outcome for them, and less disruptive to a company’s other key stakeholders, than a transition that is uneven. Further, we consider the differences between the actions and outcomes over which company management has influence, and those it does not.
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Focus on useful, contextualized disclosures that help inform investors views, while recognizing data limitations: The policy will seek disclosures that outline key milestones and dependencies underpinning the company’s low-carbon transition strategy; explain the trade-offs required to adapt the business model; and include relevant data and narrative.
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•
Be consistent with our position as a minority investor on behalf of our clients: The boards and executive leadership of companies determine a company’s strategy and its implementation. We make decisions on how to engage companies and vote proxies independently, based on our professional judgment of the priorities and outcomes most aligned with clients’ investment objectives.
Voting guidelines
Consistent with the investment objective of each fund or client that has selected these guidelines, BIS will look to companies to demonstrate the following:
Corporate Disclosures
In the context of these guidelines, we look for companies to provide sufficient corporate disclosure to allow us to determine the extent to which decarbonization and the low-carbon transition are strategic priorities. As a general point, we would expect companies that have disclosed their aim to participate in the transition to a low-carbon economy to make disclosures that help explain the strategy and governance systems they have determined most appropriate, which may include:
(1)
a low-carbon transition strategy to demonstrate their alignment with the ambition to limit global average temperature rise to 1.5°C above pre-industrial levels. This would normally mean that they have a long-term strategy to achieve net-zero greenhouse gas (GHG) emissions by 2050, with appropriate near- and medium-term milestones to assess their progress.
(2)
low-carbon transition-related reporting consistent with the standards developed by the International Sustainability Standards Board (ISSB). IFRS S1 addresses the general requirements of sustainability reporting and IFRS S2 sets out the disclosures that would provide investors with decision-useful information about a company’s most significant climate- and low-carbon transition-related risks and opportunities. As audit and assurance standards are developed, it would be helpful to investors’ confidence in such disclosures for companies to seek independent, third-party assurance.
(3)
scope 1 and scope 2, and material scope 3 GHG emissions. In addition, we look to companies to disclose their reduction targets for scope 1 and 2 emissions, science-based where possible. We welcome disclosure of targets or indicative goals, where companies have set them, for scope 3 emissions reductions, recognizing that these would be provided on a ‘best efforts’ basis given the methodological challenges these currently present for reporters. Scope 3 information, including how a company is working with its value chain to accelerate reductions in GHG intensity, provides useful insight to investors focused on investing in the low-carbon transition and understanding the impact of their investments on their decarbonization goals. However, we recognize that companies have varying ability to influence the emissions across the different parts of their value chain and it is helpful when disclosures explain the implications for the achievement of their decarbonization targets.
Transition plans
Some companies have published a transition plan that explains how the company intends to implement its low-carbon transition strategy by, as defined by the ISSB, “lay[ing] out the entity’s targets, actions or resources for its transition towards a lower-carbon economy, including actions such as reducing its greenhouse gas emissions” (see appendix 1).
We note the work being undertaken in a number of jurisdictions on establishing a common approach in a market to corporate transition plans. Given this work continues, for the near-term, BIS will not make preparation and production of transition plans a voting issue. BIS may engage companies that have chosen to publish a transition plan to understand their planned actions and resource implications in accordance with anticipated requirements.
Boards and directors
An effective and well-functioning board that has appropriate governance structures to facilitate oversight of a company's management and strategic initiatives is critical to the company’s ability to deliver on its low-carbon transition strategy.
In assessing the role and effectiveness of the board in this regard, we seek to understand whether:
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The board has clear oversight responsibilities for climate and low-carbon transition-related risks and opportunities in the company’s business model. We consider the whole board to have responsibility for oversight of the company’s long-term strategy, including those aspects related to the transition to a low-carbon economy.
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•
Management has established a robust low-carbon transition framework and long-term strategy, with clear accountability for delivery by senior executives.
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The capital management strategy explains how the company allocates investments to (traditional and next generation) business lines and innovation, and returns cash to shareholders, consistent with the low-carbon transition strategy.
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The climate and low-carbon transition risks most likely to significantly impact the business are integrated into the company’s enterprise risk management processes and reporting.
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The company has set scope 1 & 2 GHG emissions reduction targets, science-based and independently verified where possible, against a baseline, that are consistent with the ambition to limit average temperature rise to no more than 1.5°C above pre-industrial levels.
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There is a clear link between the company’s scope 1 & 2 GHG emissions reduction targets over time and its long-term low-carbon transition strategy.
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The company is monitoring its material scope 3 emissions and disclosing these where it is confident in the data. Given forthcoming regulatory requirements in certain jurisdictions, some companies are voluntarily disclosing scope 3 emissions reductions targets and plans, setting out how they are working on decarbonization with the different constituents in their value chain.
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The board oversees, and management has a formalized approach to, the company’s lobbying activities, including trade association memberships. Policy engagement should be consistent with a company’s stated strategic policy objectives, including those related to the low-carbon transition.
Voting against directors over concerns about climate risk
In implementing these guidelines, BIS will generally support non-executive directors standing for election where, in BIS’ assessment based on company disclosures and engagement, a company is executing on its commitment to align with the transition to a low-carbon economy, as defined above. Where BIS determines this is not the case, we may vote against the election of one or more directors who have responsibility for the issue. The directors most likely to be in focus are the chair of the board sub-committee with low-carbon transition, climate or sustainability risk oversight responsibilities, other members of the relevant committee, the lead independent director or the non-executive chair of the board. In certain markets, we may withhold support for the discharge of the supervisory board or equivalent.
Where we have not supported director elections over climate concerns in a prior year, and the company has not subsequently made progress towards aligning with the transition to a low-carbon economy, we may escalate by voting against the re-election of additional responsible directors to signal our heightened concerns.
Management proposals to approve a climate strategy or progress report
In certain markets, company management may submit proposals asking shareholders to approve their climate action plans or progress reports, sometimes known as “Say on Climate.” BIS will generally support management’s climate strategy proposal if, in our assessment based on these guidelines, the strategy is aligned with the low-carbon transition. Similarly, we will generally support management’s proposal on a progress report if the company has clearly explained its progress against, and any deviations from or changes to, its stated transition plan and targets.
Shareholder proposals on climate and low-carbon transition matters
Shareholder proposals on a company’s approach to the low-carbon transition or climate risk will be considered on their merit. Our assessment will take into consideration the implications for, and the relevance to, the company’s stated low-carbon transition strategy and targets. We may support shareholder proposals that, for example, ask a company to:
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Publish a business plan, and related disclosures, consistent with the ambition to limit average temperature rise to no more than 1.5°C above pre-industrial levels
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Align their scope 1 and 2 GHG emissions reduction targets to, and/or discuss how their targets align with, a long-term goal of the company achieving net zero GHG emissions by 2050
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Disclose the categories of scope 3 GHG emissions most material to a company’s business model
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Improve disclosures on how a company’s climate-related lobbying (including trade association memberships and other indirect lobbying) is aligned with its strategic policy positions.
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We would not support shareholder proposals that seek to constrain board or management decision-making or direct specific business or strategic decisions. This includes proposals that seek to change a company’s articles of association or charter to require commitments or actions related to climate risk or the low-carbon transition.
Related matters
There are other business items not covered above that may be put to a shareholder vote that could address matters relevant to the transition to a low-carbon economy. Under these guidelines, BIS is most likely to engage, where appropriate, if we seek to enhance our understanding of a company’s approach. Generally, our voting on these matters would be covered by BIS’ benchmark guidelines.
Executive compensation
We look to company boards to put in place a compensation structure that incentivizes and rewards executives appropriately. Some companies, in light of their long-term strategy, may decide to include relevant GHG emissions reduction targets or low-carbon transition-related metrics in their incentive plans. In such cases, BIS would engage to understand the alignment between those metrics and the company’s stated climate strategy.
Auditors and audit-related issues
For companies with material climate or transition risks or opportunities in their business models, BIS is interested to understand whether the company considers and, if relevant, quantifies, and accounts for material climate-related risks in its financial statements, including if the company explains such risks within the context of its audit report. We note that work is being undertaken to develop audit and assurance standards in relation to climate and transition reporting, which may impact the future reporting requirements of companies. We note that assurance of corporate disclosures related to climate risk and the transition to a low-carbon economy is still nascent.
Mergers, acquisitions, asset sales, and other special situations
Special situations will be considered on their financial merits, but BIS may engage on climate-related factors under these guidelines where a transaction may significantly alter a company’s climate strategy or a shareholder activist has proposed governance, strategic or operational changes that may impact its climate strategy. BIS does not promote changes in corporate control, nor does it invoke formal governance mechanisms that rise to the level of shareholder activism.
Other business relevant sustainability-related risks and opportunities
Climate risk and the transition to a low-carbon economy are interconnected with a number of other sustainability-related risks and opportunities that may be relevant to a company’s business model and long-term performance. These include a company’s impacts or dependencies on natural capital and key stakeholders. In the context of these guidelines, we may engage companies to better understand how they are managing the impact on people (e.g., employees, suppliers, customers and communities) of any strategic or operational changes they are making in relation to their transition to a low-carbon economy. Similarly, we may engage companies that face risks and opportunities related to land use and deforestation, access to fresh water, or the ability to secure scarce resources critical to the transition to a low-carbon economy.
Appendix 1
Terminology
We understand the key concepts referred to within these guidelines as follows:
Climate risk: Includes physical risk, the increased risk to companies’ assets and activities caused by the direct impact of changing weather patterns and natural catastrophes, and transition risk, the impact of the transition to a low-carbon economy on a company’s long-term profitability.
Transition to a low-carbon economy (“low-carbon transition”): The global economic shift toward lower emissions across many sectors and business models. The economic transformation is being driven by changes in government policy, technology, and consumer and investor preferences, as well as the physical effects of climate change (e.g., extreme weather), and can potentially have a material impact on clients’ investments and portfolios.
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Decarbonization: the process of reducing or eliminating emissions of carbon dioxide (CO2) from human activity and removing carbon currently in the atmosphere. This can be carried out by countries, companies and even individual consumers. Sometimes the concept is understood to include the reduction and elimination of other GHG, e.g., methane.
Climate-related risks and opportunities: The investment opportunities and risks associated with the transition to a low-carbon economy, including transition risks and opportunities and physical risks and opportunities in adapting to physical climate change.
Climate-related transition plan: “An aspect of an entity’s overall strategy that lays out the entity’s targets, actions or resources for its transition towards a lower-carbon economy, including actions such as reducing its greenhouse gas emissions.”
Science-based GHG emissions reduction targets: Targets that “…are in line with what the latest climate science deems necessary to meet the goals of the Paris Agreement – limiting global warming to 1.5°C above pre-industrial levels. Science-based targets give companies a clearly defined path to reduce greenhouse gas emissions in line with limiting global warming to 1.5°C. They define how much and how quickly a business must reduce its emissions to be in line with the Paris Agreement goals.”
Appendix 2
Comparison of key differences between how the BIS benchmark considers climate-related risks, where appropriate, and the decarbonization guidelines
	BIS Benchmark Policy	Decarbonization Policy
Key concepts
Focuses on financial performance and
engages companies on climate and
transition topics when material to their
business Prioritizes the disclosure of how a
company is managing material climate and
transition-related risks and opportunities

Considers both financial performance and
decarbonization objectives consistent with
funds' and clients' investment objectives
Assesses the alignment of a company's
business model with the ambition to limit
global average temperature rise to 1.5°C
above pre-industrial levels

Prioritized companies for climate-related engagement	Largest Scope 1 and 2 GHG emitters	Largest total value chain GHG emitters (Scope 1, 2, & 3)
Emissions reporting	Seeks reporting of Scope 1 & 2	Seeks reporting of Scope 1, 2 and material 3
Emissions targets & decarbonization efforts	Seeks the disclosure of Scope 1 & 2 targets	Seeks Scope 1 & 2 targets and assesses decarbonization efforts
Temperature & scenario alignment / pathways	Seeks disclosure from companies that identifies and discusses the most plausible decarbonization pathway	Assesses temperature and scenario alignment/pathways to 1.5°C degrees
Science-based targets commitments & verifications	Engagement topic but not vote escalation criteria	Seeks science-based targets and verifications where possible; may take voting action where absent
Company’s role in the transition	Engagement topic but not vote escalation criteria	Assesses activities benefitting from and/or contributing to the transition to a low- carbon economy
Shareholder proposals	Case-by-case approach with focus on implications for long-term financial value creation No support for shareholder proposals that seek to direct management strategy	Case-by-case approach with further consideration given to decarbonization objectives in addition to financial performance No support for shareholder proposals that seek to direct management strategy
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Prepared by BlackRock, Inc.
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IS-SAI-IPAC-1125

iShares® Trust
Statement of Additional Information
Dated November 28, 2025
This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the current prospectuses (the “Prospectuses”) for the following series of iShares Trust (the “Trust”):

Fund	Ticker	Listing Exchange
iShares Currency Hedged MSCI ACWI ex U.S. ETF	HAWX	NYSE Arca
iShares Currency Hedged MSCI EAFE ETF	HEFA	Cboe BZX
iShares Currency Hedged MSCI EAFE Small-Cap ETF	HSCZ	NYSE Arca
Each Fund invests its assets in individual securities, including shares of other iShares funds that, in turn, invest in equities and/or short-term instruments based on an index (each, an “Underlying Fund” and collectively, the “Underlying Funds”), as well as in currency hedging instruments. BlackRock Fund Advisors (“BFA” or the “Investment Adviser”), an indirect majority-owned subsidiary of BlackRock, Inc., serves as investment adviser to the Funds and also serves as investment adviser to each of the Underlying Funds. References to the investments and risks of the Fund, unless otherwise indicated, should be understood as references to the investments and risks of both the Fund and the related Underlying Fund.
The Prospectuses for the above-listed funds (each, a “Fund” and collectively, the “Funds”) are dated November 28, 2025, as amended and supplemented from time to time. Capitalized terms used herein that are not defined have the same meaning as in the applicable Prospectus, unless otherwise noted. The Financial Statements and Notes contained in the applicable Annual Report or Semi-Annual Report of the Trust for the Funds are incorporated by reference into and are deemed to be part of this SAI. A copy of each Fund's Prospectus, Annual Report and Semi-Annual Report may be obtained without charge by writing to the Trust's distributor, BlackRock Investments, LLC (the “Distributor”), 1 University Square Drive, Princeton, NJ 08540, calling 1-800-iShares (1-800-474-2737) or visiting www.iShares.com. Each Fund's Prospectus is incorporated by reference into this SAI.
References to the Investment Company Act of 1940, as amended (the “Investment Company Act” or the “1940 Act”), or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the Securities and Exchange Commission (the “SEC”), SEC staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no action or other relief or permission from the SEC, SEC staff or other authority.
iShares® and BlackRock® are registered trademarks of BFA and its affiliates.

i

ii

iii

iv

General Description of the Trust and its Funds
The Trust currently consists of more than 355 investment series or portfolios. The Trust was organized as a Delaware statutory trust on December 16, 1999 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company registered with the SEC under the 1940 Act. The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “1933 Act”). This SAI relates to the following Funds:
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iShares Currency Hedged MSCI ACWI ex U.S. ETF
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iShares Currency Hedged MSCI EAFE ETF
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iShares Currency Hedged MSCI EAFE Small-Cap ETF
Each Fund is managed by BFA, an indirect majority-owned subsidiary of BlackRock, Inc., and generally seeks to track the investment results of the specific benchmark index identified in the applicable Prospectus for that Fund (each, an “Underlying Index”).
Each Fund offers and issues shares at their net asset value per share (“NAV”) only in aggregations of a specified number of shares (each, a “Creation Unit”), generally in exchange for a designated portfolio of securities, assets or other positions (including any portion of such securities for which cash may be substituted) included in its Underlying Index (the “Deposit Securities” or “Creation Basket”), together with the deposit of a specified cash payment (the “Cash Component”). Shares of the Funds are listed for trading on national securities exchanges (a “Listing Exchange”) such as Cboe BZX Exchange, Inc. (“Cboe BZX”) or NYSE Arca, Inc. (“NYSE Arca”). Shares of each Fund are traded in the secondary market and elsewhere at market prices that may be at, above or below the Fund's NAV. Shares are redeemable only in Creation Units, and, generally, in exchange for portfolio securities and a Cash Amount (as defined in the Creation and Redemption of Creation Units-Role of the Authorized Participant section of this SAI). Creation Units typically are a specified number of shares, generally ranging from 10,000 to 50,000 or multiples thereof.
The Trust reserves the right to permit or require that creations and redemptions of shares are effected fully or partially in cash and reserves the right to permit or require the substitution of Deposit Securities in lieu of cash. Shares may be issued in advance of receipt of Deposit Securities, subject to various conditions, including a requirement that the Authorized Participant (as defined in the Portfolio Holding Information section of this SAI) maintain collateral with the Trust as set forth in the handbook for Authorized Participants. The Trust may use such collateral at any time to purchase Deposit Securities. See the Creation and Redemption of Creation Units section of this SAI. Transaction fees and other costs associated with creations or redemptions that include a cash portion may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.
Exchange Listing and Trading
A discussion of exchange listing and trading matters associated with an investment in each Fund is contained in the Shareholder Information section of each Fund's Prospectus. The discussion below supplements, and should be read in conjunction with, that section of the applicable Prospectus.
Shares of each Fund are listed for trading, and trade throughout the day, on the Listing Exchange and in other secondary markets. Shares of the Funds may also be listed on certain non-U.S. exchanges. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of shares of any Fund will continue to be met. The Listing Exchange may, but is not required to, remove the shares of a Fund from listing if, among other things: (i) following the initial 12-month period beginning upon the commencement of trading of Fund shares, there are fewer than 50 record and/or beneficial owners of shares of a Fund; (ii) a Fund is no longer eligible to operate in reliance on Rule 6c-11 under the Investment Company Act; (iii) any of the other listing requirements are not continuously maintained; or (iv) any event shall occur or condition shall exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. The Listing Exchange will also remove shares of a Fund from listing and trading upon termination of the Fund.
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As in the case of other publicly-traded securities, when you buy or sell shares of a Fund through a broker, you may incur a brokerage commission determined by that broker, as well as other charges.
The Trust reserves the right to adjust the share price of the Funds in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Funds or an investor's equity interest in the Funds.
Investment Strategies and Risks
Each Fund seeks to achieve its investment objective by investing a substantial portion of its assets in one Underlying Fund: the iShares MSCI EAFE ETF (“EFA”), iShares MSCI ACWI ex U.S. ETF (“ACWX”) or the iShares MSCI EAFE Small-Cap ETF (“SCZ”) (each, an “Underlying Fund”), as applicable. Each Fund may also invest in securities and other instruments that compose its Underlying Index and in investments that provide substantially similar exposure to securities in the Underlying Index. Each Fund also seeks to track the currency hedging transactions embedded in its Underlying Index by entering into currency forward contracts and other instruments. Each Fund operates as an index fund and is not actively managed. Adverse performance of a security or currency hedging transaction in a Fund’s portfolio will ordinarily not result in the elimination of the security or currency hedging transaction from the Fund’s portfolio.
Each Fund engages in representative sampling, which is investing in a sample of securities selected by BFA to have a collective investment profile similar to that of the securities or other instruments comprising the Fund's Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the Fund’s Underlying Index. A fund that uses representative sampling generally does not hold all of the securities that are in its underlying index.
Although the Funds do not seek leveraged returns, certain instruments used by the Funds may have a leveraging effect as described below.
Each Fund generally will invest at least 80% of its assets in the component securities (including indirect investments through an Underlying Fund) and other instruments of the Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track its Underlying Index. Components of the Underlying Index include equity securities and currency forward contracts both deliverable and nondeliverable designed to hedge non U.S. currency fluctuations against the U.S. dollar. The notional exposure to currency forward contracts (both deliverable and nondeliverable) generally will be a short position that hedges the currency risk of the equity portfolio. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. Each Fund seeks to track the investment results of its Underlying Index before fees and expenses of the Fund.
Each Underlying Index is 100% hedged to the U.S. dollar by selling each foreign non-U.S. dollar currency forward at the one-month Forward weight in order to create a “hedge” against fluctuations in the relative value of the non-U.S. dollar component currencies in relation to the U.S. dollar. A currency forward contract is an over-the-counter (“OTC”) contract between two parties to buy or sell a specified amount of a specific currency in the future at an agreed-upon exchange rate. The hedge is reset monthly by MSCI and is not adjusted intra-month based on movement in the value of the component equity securities and/or currencies. The Underlying Index may therefore be slightly “over-hedged” (if equity values decline) or “under-hedged” (if the equity values increase) between the month-end rebalances. The Underlying Index is designed to have higher returns than an equivalent unhedged investment when the non- U.S. dollar component currencies are weakening relative to the U.S. dollar and appreciation in some of the non-U.S. dollar component currencies does not exceed the aggregate depreciation of the others. Conversely, the Underlying Index is designed to have lower returns than an equivalent unhedged investment when the non-U.S. dollar component currencies are rising relative to the U.S. dollar.
In order to track the hedging component of its Underlying Index, each Fund intends to enter into foreign currency forward contracts designed to offset each Fund’s exposure to the non-U.S. dollar component currencies. A foreign currency forward contract is an over-the-counter (OTC) contract between two parties, each of which is an eligible contract participant, as
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defined in the Commodity Exchange Act (CEA), to buy or sell a specified amount of a specific currency in the future at an agreed upon exchange rate. A Fund’s exposure to foreign currency forward contracts is based on the aggregate exposure of a Fund to the non-U.S. dollar component currencies. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate a Fund’s exposure to the non-U.S. dollar component currencies. The return of the foreign currency forward contracts may not perfectly offset the actual fluctuations between the non-U.S. dollar component currencies and the U.S. dollar.
Each Fund may also use non-deliverable forward contracts (“NDFs”) to execute its hedging transactions. NDFs are cash-settled, short-term forward contracts that may be thinly traded or are denominated in non-convertible foreign currencies, where the profit or loss at the time of settlement date is calculated by taking the difference between the agreed upon exchange rate and the spot rate at the time of settlement, for an agreed upon notional amount of funds. NDFs generally have a fixing date and a settlement date. The fixing date is the valuation date at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement date is the date by which the payment of the difference is due to the party receiving payment. NDFs are commonly quoted for time periods ranging from one month to up to two years, and are normally quoted and settled in U.S. dollars. They are often used to gain exposure to and/or hedge exposure to foreign currencies that are not internationally traded.
Foreign currency forward contracts and NDFs are subject to regulation under Title VII of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) in the U.S. and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Physically-settled forwards between eligible contract participants, such as a Fund, are generally subject to lighter regulation in the U.S. than NDFs and cash-settled foreign currency forward contracts. Under the Dodd-Frank Act, NDFs are regulated as swaps and are not excluded from the rules requiring central clearing and mandatory trading on an exchange or facility that is regulated by the Commodity Futures Trading Commission (the “CFTC”). However, NDFs are not required to be cleared or traded on an exchange at the time because the CFTC has not issued a clearing determination for them. NDFs traded in the OTC market are also subject to margin requirements. The Dodd-Frank Act and the regulations adopted thereunder that may apply to a Fund could adversely impact the cost to each Fund of hedging currency risk and, as a result, may affect returns to investors in a Fund.
Set forth below is more detailed information regarding types of instruments in which a Fund or its Underlying Fund may invest, strategies BFA may employ in pursuit of a Fund's or its Underlying Fund's investment objective and related risks.
Borrowing.  Each Fund may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions. The iShares Currency Hedged MSCI EAFE ETF, along with certain other iShares funds, have entered into a syndicated line of credit with the Bank of New York Mellon (“BNY”), which serves as administrative agent for itself and the other banks. The syndicated line of credit may be used for temporary or emergency purposes, including redemption, settlement of trades and rebalancing of portfolio holdings.
Interest rates related to the syndicated line of credit are based on the Secured Overnight Financing Rate (“SOFR”) published by the Federal Reserve Bank of New York plus a spread. Pursuant to the terms of the credit agreement, if SOFR were to cease being published or representative, it would be replaced by a rate based on an alternate benchmark selected by BNY.
The purchase of securities while borrowings are outstanding may have the effect of leveraging a Fund. The incurrence of leverage increases a Fund’s exposure to risk, and borrowed funds are subject to interest costs that will reduce net income. Purchasing securities while borrowings are outstanding creates special risks, such as the potential for greater volatility in the NAV of Fund shares and in the yield on a Fund’s portfolio. In addition, the interest expenses from borrowings may exceed the income generated by a Fund’s portfolio and, therefore, the amount available (if any) for distribution to shareholders as dividends may be reduced. BFA may determine to maintain outstanding borrowings if it expects that the benefits to a Fund’s shareholders will outweigh the current reduced return.
Certain types of borrowings by a Fund must be made from a bank or may result in a Fund being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is not anticipated that observance of such covenants would impede BFA’s management of a Fund’s portfolio in accordance with a Fund’s investment objectives and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require a Fund to dispose of portfolio investments at a time when it may be disadvantageous to do so.
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Currency Transactions.  A currency forward contract is an OTC obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days greater than two days from the date on which the contract is agreed upon by the parties, at a price set at the time of the contract. A non-deliverable currency forward is an OTC currency forward settled in a specified currency, on a specified date, based on the difference between the agreed-upon exchange rate and the market exchange rate. A currency futures contract is a contract that trades on an organized futures exchange involving an obligation to deliver or acquire a specified amount of a specific currency, at a specified price and at a specified future time. Currency futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency. The Funds expect to engage in currency transactions for the purpose of hedging against declines in the value of the Funds' assets that are denominated in a non-U.S. currency. A Fund may also enter into physically-settled non-U.S. currency forwards, non-U.S. currency futures and spot currency transactions to facilitate local securities settlements or to protect against currency exposure in connection with its distributions to shareholders.
Foreign exchange transactions may involve a significant degree of risk and the markets in which foreign exchange transactions are effected may be highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, counterparty risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in non-U.S. currency. If BFA utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of a Fund's return with the performance of its Underlying Index and may lower the Fund’s return. A Fund could experience losses if the value of its currency forwards and other currency transaction positions were poorly correlated with its other investments or with its other currency hedges or if it could not close out its positions because of an illiquid market or otherwise. In addition, each Fund could incur transaction costs, including trading commissions, in connection with non-U.S. currency transactions. Similarly, because the Fund seeks to hedge currency risk in accordance with the Underlying Index, investors will not share in appreciation in the securities comprising the Underlying Index to the extent that such appreciation is due to increases in the currency value of the underlying securities.
Derivatives.  Certain of the Funds may use instruments referred to as derivatives. Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), a currency or an index (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). Derivatives allow a Fund to increase or decrease the level of risk to which a Fund is exposed more quickly and efficiently than transactions in other types of instruments. The Funds may use derivatives for hedging purposes. The Funds may also use derivatives for speculative purposes to seek to enhance returns. The use of a derivative is speculative if a Fund is primarily seeking to achieve gains, rather than to offset the risk of other positions. When a Fund invests in a derivative for speculative purposes, a Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. Unless otherwise permitted, a Fund may not use any derivatives to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly.
Diversification Status.  Each Fund is classified as a diversified fund under the 1940 Act. This means that each Fund may not purchase securities of an issuer (other than (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and (ii) securities of other investment companies) if, with respect to 75% of its total assets, (a) more than 5% of the Fund’s total assets would be invested in securities of that issuer or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer. With respect to the remaining 25% of its total assets, each Fund may invest more than 5% of its assets in one issuer. Under the 1940 Act, each Fund cannot change its classification from diversified to non-diversified without shareholder approval.
Each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a regulated investment company (“RIC”) for purposes of the U.S. Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and to relieve the Fund of any liability for U.S. federal income tax to the extent that its earnings are distributed to shareholders, provided that the Fund satisfies a minimum distribution requirement. Compliance with the diversification requirements of the Internal Revenue Code may limit the investment flexibility of the Funds and may make it less likely that the Funds will meet their respective investment objectives.
Futures, Options on Futures and Securities Options.  Futures contracts, options on futures and securities options may be used by a Fund to simulate investment in its Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund may enter into futures contracts and options on futures that are traded on a U.S. or non-U.S. futures exchange. Each Fund
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does not currently intend to use futures, options on futures or securities options for speculative purposes. Each Fund intends to use futures and options on futures in accordance with Rule 4.5 of the CFTC promulgated under the CEA. BFA, with respect to each Fund, has claimed an exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 so that BFA, with respect to such Funds, is not subject to registration or regulation as a commodity pool operator under the CEA. See the Regulation Regarding Derivatives section of this SAI for more information.
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on investments that reflect the market value of common stock of the firms included in the investments. Each Fund may enter into futures contracts to purchase securities indexes when BFA anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Upon entering into a futures contract, a Fund will be required to deposit with the broker an amount of cash or cash equivalents known as “initial margin,” which is similar to a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract if all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” will be made to and from the broker daily as the price of the instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to the expiration of a futures contract, each Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract. An option on a futures contract, as contrasted with a direct investment in such a contract, gives the purchaser the right, but no obligation, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract.
The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited to the agreed-upon price per share, also known as the “strike price,” less the premium received from writing the put. Certain of the Funds may purchase and write put and call options on futures contracts that are traded on an exchange as a hedge against changes in value of their portfolio securities or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.
Securities options may be used by a Fund to obtain access to securities in its Underlying Index or to dispose of securities in its Underlying Index at favorable prices, to invest cash in a securities index that offers similar exposure to that provided by its Underlying Index or otherwise to achieve the Fund’s objective of tracking its Underlying Index. A call option gives a holder the right to purchase a specific security at a specified price (“exercise price”) within a specified period of time. A put option gives a holder the right to sell a specific security at an exercise price within a specified period of time. The initial purchaser of a call option pays the “writer” a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Each Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. Each Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase. Each Fund may purchase or sell securities options on a U.S. or non-U.S. securities exchange or in the OTC market through a transaction with a dealer. Options on a securities index are typically settled on a net basis based on the appreciation or depreciation of the index level over the strike price. Options on single name securities may be cash- or physically-settled, depending upon the market in which they are traded. Options may be structured so as to be exercisable only on certain dates or on a daily basis. Options may also be structured to have conditions to exercise (i.e., “Knock-in Events”) or conditions that trigger termination (i.e., “Knock-out Events”).
Hedging.  Hedging is a strategy in which a derivative is used to offset particular risks associated with other Fund holdings. Losses on the other investment may be substantially reduced by gains on a derivative that reacts in an opposite manner to market movements. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by a Fund or Underlying Fund or if the cost of the derivative outweighs the
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benefit of the hedge. Establishment of hedges, if not tailored properly or timed in accordance with market changes, may not be effective in meeting a Fund’s or Underlying Fund's intended objectives. This is due to the fact that hedging also involves correlation risk, i.e., the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by a Fund or Underlying Fund, in which case any losses on the holdings being hedged may not be reduced or may be increased. In connection with its trading in foreign currency forward contracts, a Fund will contract with a foreign or domestic bank, foreign or domestic securities dealer or other intermediary, to make or take future delivery of a specified amount of a particular currency. Physically settled currency contracts are not subject to centralized clearing and trading requirements in the U.S. but may be in other jurisdictions. In the U.S., NDFs must be traded into foreign currency contracts on a regulated exchange or facility and cleared through a central counterparty (a “CCP”). A Fund may also be subject to position limits in respect to the contracts established by a regulatory authority or exchange. There are no limitations on daily price moves in such foreign currency forward contracts, and banks and dealers are not required to continue to make markets in such contracts. There have been periods during which certain banks or dealers have refused to quote prices for such foreign currency forward contracts or have quoted prices with an unusually wide spread between the price at which the bank or dealer is prepared to buy and that at which it is prepared to sell. Governmental imposition of credit controls might limit any such foreign currency forward contract trading. With respect to its trading of foreign currency forward contracts, if any, a Fund will be subject to the risk of bank or dealer failure and the inability of, or refusal by, a bank or dealer to perform with respect to such contracts or, in the case of cleared contracts, the refusal of a CCP to clear a contract that is subject to mandatory clearing. Any such default would deprive a Fund of any potential profit or force a Fund to cover its commitments for resale at the then market price and could result in a loss to a Fund. The cost to a Fund of engaging in foreign currency forward contracts varies with such factors as the currencies involved, the length of the contract period, whether the contract is cash settled and, thus, would be subject to posting and collection of margin in the U.S. and the market conditions then prevailing. The inability to close options and futures positions also could have an adverse impact on each Fund’s or Underlying Fund's ability to hedge effectively its portfolio. There is also a risk of loss by a Fund or Underlying Fund of margin deposits or collateral in the event of bankruptcy of a broker or other intermediary with whom a Fund or Underlying Fund has an open position in a currency forward or NDF, a swap, an option, a futures contract, a related option or another hedging instrument.
Investments in Underlying Funds and Other Investment Companies.  To implement its strategy, each Fund may invest some or all of its assets in an Underlying Fund. Each Underlying Fund generally invests directly in portfolio securities. Each Fund may also invest in other investment companies, including exchange-traded funds (commonly referred to as “ETFs”) that are not iShares ETFs, to the extent permitted by law.
Lending Portfolio Securities.  Each Fund and Underlying Fund may lend portfolio securities to certain borrowers that BFA determines to be creditworthy, including borrowers affiliated with BFA. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. No securities loan shall be made on behalf of a Fund or an Underlying Fund if, as a result, the aggregate value of all securities loans of a Fund or an Underlying Fund exceeds one-third of the value of a Fund's or an Underlying Fund's total assets (including the value of the collateral received). A Fund or an Underlying Fund may terminate a loan at any time and obtain the return of the securities loaned. Each Fund or an Underlying Fund receives, by way of substitute payment, the value of any interest or cash or non-cash distributions paid on the loaned securities that it would have otherwise received if the securities were not on loan.
With respect to loans that are collateralized by cash, the borrower may be entitled to receive a fee based on the amount of cash collateral. The Funds or the Underlying Funds are compensated by any positive difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund or an Underlying Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral received by the Fund or an Underlying Fund for such loans, and uninvested cash, may be reinvested in certain short-term instruments either directly on behalf of each Fund or an Underlying Fund or through one or more joint accounts or money market funds, including those affiliated with BFA; such investments are subject to investment risk. Other investment companies in which a Fund or an Underlying Fund invests can be expected to incur fees and expenses for operations, such as investment advisory and administration fees, that would be in addition to those incurred by a Fund or an Underlying Fund.
Each Fund and Underlying Fund conduct its securities lending pursuant to an exemptive order from the SEC permitting them to lend portfolio securities to borrowers affiliated with the Fund and to retain an affiliate of the Fund to act as securities lending agent. To the extent that a Fund or an Underlying Fund engages in securities lending, BlackRock Institutional Trust Company, N.A. (“BTC”) acts as securities lending agent for the Fund or an Underlying Fund, subject to the overall supervision
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of BFA. BTC administers the lending program in accordance with guidelines approved by the Trust's Board of Trustees (the “Board,” the trustees of which are the “Trustees”). JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as custodian for the Funds in connection with certain securities lending activities.
Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund or an Underlying Fund has agreed to pay a borrower), foreign exchange risk (i.e., the risk of a shortfall at default when a cash collateral investment is denominated in a currency other than the currency of the assets being loaned due to movements in foreign exchange rates), and credit, legal, counterparty and market risks (including the risk that market events, including but not limited to corporate actions, could lead the Fund or an Underlying Fund to lend securities that are trading at a premium due to increased demand, or to recall loaned securities or to lend less or not at all, which could lead to reduced securities lending revenue). If a Fund were to lend out securities that are subject to a corporate action and commit to the borrower a particular election as determined by the Funds' investment adviser, the benefit the Fund would receive in respect of committing to such election may or may not be less than the benefit the Fund would have received from making a different election in such corporate action. If a securities lending counterparty were to default, a Fund or an Underlying Fund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a Fund’s or an Underlying Fund's securities as agreed, the Fund’s or Underlying Fund's ability to participate in a corporate action event may be impacted, or the Fund or an Underlying Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This latter event could trigger adverse tax consequences for a Fund or an Underlying Fund. A Fund or an Underlying Fund could lose money if its short-term investment of the collateral declines in value over the period of the loan. Substitute payments received by a Fund or an Underlying Fund representing dividends paid on securities loaned out by the Fund or an Underlying Fund will not be considered qualified dividend income. BTC will take into account the tax effects on shareholders caused by this difference in connection with a Fund’s or an Underlying Fund's securities lending program. Substitute payments received on tax-exempt securities loaned out will not be tax-exempt income. There could also be changes in the status of issuers under applicable laws and regulations, including tax regulations, that may impact the regulatory or tax treatment of loaned securities and could, for example, result in a delay in the payment of dividend equivalent payments owed to a Fund or an Underlying Fund (as permitted by applicable law).
Regulations adopted by global prudential regulators require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many securities lending agreements, terms that delay or restrict the rights of counterparties, such as the Fund or an Underlying Fund, to terminate such agreements, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these requirements, as well as potential additional government regulation and other developments in the market, could adversely affect the Fund’s or an Underlying Fund's ability to terminate existing securities lending agreements or to realize amounts to be received under such agreements. Prudential regulation may also favor lenders that can provide additional protections, such as liens that are exercisable in connection with a lender default, to borrowers. Certain Funds expect to provide additional protections to borrowers, where permitted, pursuant to a Fund’s investment policies and if BFA believes doing so is in the best interest of the Fund.
Liquidity Risk Management.  Rule 22e-4 under the Investment Company Act (the “Liquidity Rule”) requires open-end funds, including ETFs such as the Funds, to establish a liquidity risk management program (the “Liquidity Program”) and enhance disclosures regarding fund liquidity. As required by the Liquidity Rule, the Funds have implemented a Liquidity Program, and the Board, including a majority of the Independent Trustees of the Trust, has appointed BFA as the administrator of the Liquidity Program. Under the Liquidity Program, BFA assesses, manages, and periodically reviews each Fund’s liquidity risk and classifies each investment held by a Fund as a “highly liquid investment,” “moderately liquid investment,” “less liquid investment” or “illiquid investment.” The Liquidity Rule defines “liquidity risk” as the risk that a Fund could not meet requests to redeem shares issued by a Fund without significant dilution of the remaining investors’ interest in a Fund. The liquidity of a Fund's portfolio investments is determined based on relevant market, trading and investment-specific considerations under the Liquidity Program. There are exclusions from certain portions of the liquidity risk management program requirements for “in-kind” ETFs, as defined in the Liquidity Rule. To the extent that an investment is deemed to be an illiquid investment or a less liquid investment, a Fund can expect to be exposed to greater liquidity risk.
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Non-U.S. Securities.  Each Fund, either directly or through its investments in an Underlying Fund, intends to purchase publicly traded common stocks of non-U.S. issuers. To the extent a Fund invests in stocks of non-U.S. issuers, the Fund's investment in such stocks may be in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) (collectively, “depositary receipts”). Depositary receipts are receipts, typically issued by a bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Depositary receipts may not necessarily be denominated in the same currency as their underlying securities. ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a non-U.S. issuer. EDRs, which are sometimes referred to as continental depositary receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depositary receipts structured like global debt issues to facilitate trading on an international basis. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets, and EDRs, issued in bearer form, are designed for use in European securities markets. GDRs are tradable both in the U.S. and in Europe and are designed for use throughout the world.
Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition to investment risks associated with the underlying issuer, depositary receipts expose a Fund to additional risks associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and liquidity risk. Unsponsored programs, which are not sanctioned by the issuer of the underlying common stock, generally expose investors to greater risks than sponsored programs and do not provide holders with many of the shareholder benefits that come from investing in a sponsored depositary receipts.
Investing in the securities of non-U.S. issuers involves special risks and considerations not typically associated with investing in U.S. issuers. These include differences in accounting, auditing and financial reporting standards; the possibility of expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; political instability, which could affect U.S. investments in non-U.S. countries; and potential restrictions on the flow of international capital. Non-U.S. issuers may be subject to less governmental regulation than U.S. issuers. Moreover, individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product (“GDP”), rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.
Regulation Regarding Derivatives.  The CFTC subjects advisers to registered investment companies to regulation by the CFTC if a fund that is advised by the adviser either (i) invests, directly or indirectly, more than a prescribed level of its liquidation value in CFTC-regulated futures, options and swaps (“CFTC Derivatives”) or (ii) markets itself as providing investment exposure to such instruments. The CFTC also subjects advisers to registered investment companies to regulation by the CFTC if the registered investment company invests in one or more commodity pools. NDFs and cash-settled currency forwards as well as futures, options on futures, currency options and swaps entered into by a Fund will be treated as CFTC Derivatives for these purposes. Physically-settled foreign currency forward contracts will generally be treated as CFTC Derivatives, however these contracts are not treated as CFTC regulated-swaps and are not subject to certain of the CFTC’s rules with respect to swaps. To the extent a Fund uses CFTC Derivatives, it intends to do so below such prescribed levels and intends not to market itself as a “commodity pool” or a vehicle for trading such instruments.
BFA has claimed an exclusion from the definition of the term “commodity pool operator” under the CEA pursuant to Rule 4.5 under the CEA with respect to each of the Funds . BFA is not, therefore, subject to registration or regulation as a “commodity pool operator” under the CEA with respect to the Funds.
The iShares Currency Hedged MSCI ACWI ex U.S. ETF, iShares Currency Hedged MSCI EAFE ETF, and iShares Currency Hedged MSCI EAFE Small-Cap ETF (the “No-Action Letter Funds”) may also have investments in “underlying funds” (and such underlying funds themselves may invest in underlying funds) not advised by BFA (the term “underlying fund” for purposes of the no-action letter referenced below may include, but is not limited to, certain securitized vehicles, mortgage or international real estate investment trusts, business development companies and, investment companies that may invest in CFTC Derivatives or in any of the foregoing), and therefore may be viewed by the CFTC as commodity pools. BFA may not have transparency into the holdings of these underlying funds because they are not advised by BFA. The CFTC staff issued a no-action letter on November 29, 2012 permitting the adviser of a fund that invests in such underlying funds and that would otherwise have filed a claim of exclusion pursuant to CFTC Rule 4.5 to delay registration as a “commodity pool operator” until six months from the date on which the CFTC issues additional guidance on the treatment of CFTC Derivatives held by underlying funds. BFA, the investment adviser of the No-Action Letter Funds, has filed a claim with the CFTC for the Funds to
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rely on this no-action relief. Accordingly, BFA should not be subject to registration or regulation as a “commodity pool operator” under the CEA in respect of the Funds.
Derivative contracts, including, without limitation, swaps, currency forwards, and NDFs, are subject to regulation under the Dodd-Frank Act in the U.S. and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Swaps, NDFs and certain other derivatives traded in the OTC market are subject to variation margin and initial margin requirements. Implementation of the margining and other provisions of the Dodd-Frank Act regarding clearing, mandatory trading, reporting and documentation of swaps and other derivatives have impacted and may continue to impact the costs to a Fund of trading these instruments and, as a result, may affect returns to investors in a Fund.
Rule 18f-4 under the Investment Company Act permits a Fund to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the Investment Company Act. Section 18 of the Investment Company Act, among other things, prohibits open-end funds, including the Funds, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”).
Under Rule 18f-4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which a Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, and borrowed bonds), if a Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and non-standard settlement cycle securities, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”).
Unless a Fund is relying on the Limited Derivatives User Exception (as defined below), the Fund must comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires a Fund to adopt and implement a comprehensive written derivatives risk management program (“DRMP”) and comply with a relative or absolute limit on Fund leverage risk calculated based on value-at-risk (“VaR”). The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board, including a majority of Independent Directors/Trustees, and periodically reviews the DRMP and reports to the Board.
Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if a Fund's “derivatives exposure” (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”).
Repurchase Agreements.  A repurchase agreement is an instrument under which the purchaser (i.e., a Fund) acquires a security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by a Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price, and, in the event of a default by the seller, the Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.
In any repurchase transaction, the collateral for a repurchase agreement may include: (i) cash items; (ii) obligations issued by the U.S. government or its agencies or instrumentalities; or (iii) obligations that, at the time the repurchase agreement is entered into, are determined to (A) have exceptionally strong capacity to meet their financial obligations and (B) are sufficiently liquid such that they can be sold at approximately their carrying value in the ordinary course of business within seven days.
Repurchase agreements pose certain risks for a Fund, should it decide to utilize them. Such risks are not unique to the Funds, but are inherent in repurchase agreements. The Funds seek to minimize such risks, but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated. Lower quality collateral and collateral with a longer maturity may be subject to greater price fluctuations than higher quality collateral and collateral with a shorter
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maturity. If the repurchase agreement counterparty were to default, lower quality collateral may be more difficult to liquidate than higher quality collateral. Should the counterparty default and the amount of collateral not be sufficient to cover the counterparty’s repurchase obligation, a Fund would likely retain the status of an unsecured creditor of the counterparty (i.e., the position a Fund would normally be in if it were to hold, pursuant to its investment policies, other unsecured debt securities of the defaulting counterparty) with respect to the amount of the shortfall. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction.
Reverse Repurchase Agreements.  Reverse repurchase agreements involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Generally, the effect of such transactions is that each Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are advantageous only if each Fund has an opportunity to earn a rate of interest on the cash derived from these transactions that is greater than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and each Fund intends to use the reverse repurchase technique only when BFA believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any increase or decrease in the value of each Fund’s or an Underlying Fund's assets. The use of reverse repurchase agreements is a form of leverage, and the proceeds obtained through reverse repurchase agreements may be invested in additional securities.
Rule 18f-4 under the Investment Company Act permits each Fund to enter into reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, borrowed bonds) notwithstanding the limitation on the issuance of senior securities in Section 18 of the Investment Company Act, provided that each Fund either (i) complies with the 300% asset coverage ratio with respect to such transactions and any other borrowings in the aggregate, or (ii) treats such transactions as Derivatives Transactions under Rule 18f-4. (See “Regulation Regarding Derivatives” above.)
Securities of Investment Companies.  Each Fund and the Underlying Funds may invest in the securities of other investment companies (including money market funds) to the extent permitted by law. Pursuant to the 1940 Act, a Fund’s or an Underlying Fund's investment in registered investment companies is generally limited to, subject to certain exceptions: (i) 3% of the total outstanding voting stock of any one investment company; (ii) 5% of a Fund’s or an Underlying Fund's total assets with respect to any one investment company; and (iii) 10% of a Fund’s or an Underlying Fund's total assets with respect to investment companies in the aggregate. Other investment companies in which a Fund and an Underlying Fund may invest can be expected to incur fees and expenses for operations, such as investment advisory and administration fees, which would be in addition to those incurred by a Fund and an Underlying Fund. Pursuant to guidance issued by the SEC staff, fees and expenses of money market funds used for cash collateral received in connection with loans of securities are not treated as Acquired Fund Fees and Expenses, which reflect a Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies (as disclosed in the Prospectus, as applicable).
Short-Term Instruments and Temporary Investments.  Each Fund and the Underlying Funds may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include, but are not limited to: (i) shares of money market funds (including those advised by BFA or otherwise affiliated with BFA); (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed-time deposits and other obligations of U.S. and non-U.S. banks (including non-U.S. branches) and similar institutions; (iv) commercial paper rated, at the date of purchase, “Prime-1” by Moody's® Investors Service, Inc., “F-1” by Fitch Ratings, Inc., or “A-1” by Standard & Poor's® Financial Services LLC, a subsidiary of S&P Global, Inc., or if unrated, of comparable quality as determined by BFA; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that have been determined to present minimal credit risks, in accordance with the requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar-denominated obligations of non-U.S. banks (including U.S. branches) that, in the opinion of BFA, are of comparable quality to obligations of U.S. banks that may be purchased by a Fund. Any of these instruments may be purchased on a current or forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.
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Swap Agreements.  Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on a pre-determined underlying investment or notional amount. In return, the other party agrees to make periodic payments to the first party based on the return (or a differential in rate of return) earned or realized on the underlying investment or notional amount. Swap agreements will usually be performed on a net basis, with each Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis.
Certain of the Funds or Underlying Funds may enter into currency swaps, interest rate swaps and index swaps, or total return swaps (some of which may be referred to as contracts for difference or “CFDs”). The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets.
Tracking Stocks.  A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.
Future Developments.  The board of each Fund or Underlying Fund may, in the future, authorize a Fund or an Underlying Fund to invest in securities contracts and investments, other than those listed in this SAI and in the applicable Prospectus, provided they are consistent with each Fund's or Underlying Fund's investment objective and do not violate any of its investment restrictions or policies.
General Considerations and Risks
A discussion of some of the principal risks associated with an investment in a Fund is contained in the applicable Prospectus. Because each Fund expects to obtain its exposure to the securities in its Underlying Index substantially through its investment in an Underlying Fund, shareholders should be aware that the risks of investment in particular types of securities, economic sectors and geographic locations discussed below may be borne by the Fund through its investment in the Underlying Funds. Through its investment in an Underlying Fund, each Fund will also bear the risks described below associated with the Underlying Fund’s use of portfolio management techniques, such as borrowing arrangements and use of derivatives, in addition to the risks associated with those activities if the Fund engages in them directly.
An investment in a Fund should be made with an understanding that the value of the Fund’s portfolio securities, including its investment in an Underlying Fund, may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of stocks in general, and other factors that affect the market. The order of the below risk factors does not indicate the significance of any particular risk factor.
Borrowing Risk.  Borrowing may exaggerate changes in the NAV of Fund shares and in the return on a Fund’s portfolio. Borrowing will cause a Fund to incur interest expense and other fees. The costs of borrowing may reduce a Fund’s return. Borrowing may cause a Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.
Custody Risk.  Custody risk refers to the risks inherent in the process of clearing and settling trades and to the holding of securities, cash and other assets by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets, and thus may be subject to limited or no government oversight. Communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. In general, the less developed a country’s securities market is, the greater the likelihood of custody problems. Practices in relation to the settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because of the use of brokers and counterparties that are often less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence or undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being lost. In addition, the laws of certain countries may put limits on a
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Fund’s or an Underlying Fund's ability to recover its assets if a foreign bank or depository or issuer of a security or an agent of any of the foregoing goes bankrupt. A Fund would absorb any loss resulting from such custody problems and may have no successful claim for compensation.
Illiquid Investments Risk.  Each Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment. The liquidity of an investment will be determined based on relevant market, trading and investment specific considerations as set out in the Liquidity Program as required by the Liquidity Rule. Illiquid investments may trade at a discount to comparable, more liquid investments and a Fund may not be able to dispose of illiquid investments in a timely fashion or at their expected prices. If illiquid investments exceed 15% of a Fund’s net assets, the Liquidity Rule and the Liquidity Program will require that certain remedial actions be taken.
Money Market Instruments Risk.  The value of money market instruments may be affected by changes in interest rates or in the credit ratings of the investments, among other things. If a significant amount of the Fund's assets is invested in money market instruments, it may be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund. Money market funds other than U.S. government money market funds and retail money market funds “float” their NAV instead of using a stable $1.00 per share price.
National Closed Market Trading Risk.  To the extent that the underlying securities held by a Fund trade on foreign exchanges or in foreign markets that are closed when the securities exchange on which a Fund’s shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., a Fund’s quote from the closed foreign market). The impact of a closed foreign market on a Fund is likely to be greater where a large portion of a Fund’s underlying securities and/or other assets trade on that closed foreign market or when the foreign market is closed for unscheduled reasons. These deviations may result in premiums or discounts to a Fund’s NAV that may be greater than those experienced by other ETFs.
Operational and Technology Risks.  A Fund and the entities with which it interacts directly or indirectly are susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or impair the Fund’s operations. These entities include, but are not limited to, a Fund’s adviser, administrator, distributor, other service providers (e.g., index and benchmark providers, accountants, custodians, and transfer agents), financial intermediaries, counterparties, market makers, Authorized Participants, listing exchanges, other financial market operators, and governmental authorities. Operational and technology risks for the issuers in which a Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value. A Fund may incur substantial costs in order to mitigate operational and technology risks.
Cybersecurity incidents can result from deliberate attacks or unintentional events against an issuer in which a Fund invests, the Fund or any of its service providers. They include, but are not limited to, gaining unauthorized access to systems, misappropriating assets or sensitive information, corrupting or destroying data, and causing operational disruption. Geopolitical tension may increase the scale and sophistication of deliberate attacks, particularly those from nation states or from entities with nation state backing. Cybersecurity incidents may result in any of the following: financial losses; interference with a Fund’s ability to calculate its NAV; disclosure of confidential information; impediments to trading; submission of erroneous trades by a Fund or erroneous subscription or redemption orders; the inability of a Fund or its service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; and other legal and compliance expenses. Furthermore, cybersecurity incidents may render records of a Fund, including records relating to its assets and transactions, shareholder ownership of Fund shares, and other data integral to a Fund’s functioning, inaccessible, inaccurate or incomplete. Power outages, natural disasters, equipment malfunctions and processing errors that threaten information and technology systems relied upon by a Fund or its service providers, as well as market events that occur at a pace that overloads these systems, may also disrupt business operations or impact critical data. In addition, the risks of increased use of AI technologies, such as machine learning, include data risk, transparency risk, and operational risk. The AI technologies, which are generally highly reliant on the collection and analysis of large amounts of data, may incorporate biased or inaccurate data, and it is not possible or practicable to incorporate all relevant data into such technologies. The output or results of any such AI technologies may therefore be incomplete, erroneous, distorted or misleading. Further, AI tools may lack transparency as to how data is utilized
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and how outputs are generated. AI technologies may also allow the unintended introduction of vulnerabilities into infrastructures and applications. A Fund and its shareholders could be negatively impacted as a result of these risks associated with AI technologies. AI technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to quickly evolve, and it is impossible to anticipate the full scope of future AI capabilities or rules and the associated risks to a Fund.
While a Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. Each Fund and its adviser seek to reduce these risks through controls, procedures and oversight, including establishing business continuity plans and risk management systems. However, there are inherent limitations in such plans and systems, including the possibility that certain risks that may affect a Fund have not been identified or may emerge in the future; that such plans and systems may not completely eliminate the occurrence or mitigate the effects of operational or information security disruptions or failures or of cybersecurity incidents; or that prevention and remediation efforts will not be successful or that incidents will go undetected. A Fund cannot control the systems, information security or other cybersecurity of the issuers in which it invests or its service providers, counterparties, and other third parties whose activities affect the Fund.
Lastly, the regulatory climate governing cybersecurity and data protection is developing quickly and may vary considerably across jurisdictions. Regulators continue to develop new rules and standards related to cybersecurity and data protection. Compliance with evolving regulations can be demanding and costly, requiring substantial resources to monitor and implement required changes.
Reference Rate Replacement Risk.  A Fund may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, has ceased publishing all LIBOR settings. In April 2023, however, the FCA announced that some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. The Secured Overnight Financing Rate (“SOFR”), which is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement market, has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in different categories of financial contracts.
Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contracts, securities, or other instruments using LIBOR may disagree on transition rates or the application of transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. A Fund or an Underlying Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future.
Risk of Derivatives.  A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset, such as a security, a commodity (such as gold or silver), a currency or an index (a measure of value or rates, such as the S&P 500® or the prime lending rate). A Fund or the Underlying Funds may invest in futures contracts, securities options and other derivatives. Compared to securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. Derivatives generally involve the incurrence of leverage.
When a derivative is used as a hedge against a position that a Fund or an Underlying Fund holds or is committed to purchase, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains and, in some cases, hedging can cause losses that are not offset by gains, and a Fund or Underlying Fund will recognize losses on both the investment and the hedge. Hedges are sometimes subject to imperfect matching between the derivative and the underlying
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security, and there can be no assurance that a Fund's or an Underlying Fund's hedging transactions, which entail additional transaction costs, will be effective.
Risk of Equity Securities.  An investment in a Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of stock markets may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of shares of the Fund). Common stocks are susceptible to general stock market fluctuations and to increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Common stocks may experience extreme price volatility due to actions taken by particular investors or groups of investors (for example, retail investors influenced by social media activity or other media coverage or significant “short” positions taken by institutional investors).
Holders of common stocks incur more risks than holders of preferred stocks and debt obligations because common stockholders generally have rights to receive payments from stock issuers that are inferior to the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (the value of which, however, is subject to market fluctuations prior to maturity), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity date. In addition, issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock price to decline.
Although most of the securities in each Underlying Index are listed on a securities exchange, the principal trading market for some of the securities may be in the OTC market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund’s shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.
Risk of Futures and Options on Futures Transactions.  There are several risks accompanying the utilization of futures contracts and options on futures contracts. A position in futures contracts and options on futures contracts may be closed only on the exchange on which the contract was made (or a linked exchange). While each Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time. Futures contracts, by definition, project price levels in the future and not current levels of valuation; therefore, market circumstances may result in a discrepancy between the price of the future and the movement in a Fund's Underlying Index. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to deliver the instruments underlying the futures contracts it has sold.
The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit.
Utilization of futures and options on futures by a Fund involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by BFA as to anticipated trends, which predictions could prove to be incorrect.
Because the futures market generally imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of
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contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting each Fund to substantial losses. In the event of adverse price movements, each Fund would be required to make daily cash payments of variation margin.
Risk of Investing in Non-U.S. Equity Securities.  An investment in a Fund involves risks similar to those of investing in portfolios of equity securities traded on non-U.S. exchanges. These risks include market fluctuations caused by such factors as economic and political developments in those foreign countries, changes in interest rates and perceived trends in stock prices. Investing in securities issued by issuers domiciled in countries other than the domicile of the investor and denominated in currencies other than an investor’s local currency entails certain considerations and risks not typically encountered by the investor in making investments in its home country and in that country’s currency. These considerations include favorable or unfavorable changes in interest rates, currency exchange rates, exchange control regulations and the costs that may be incurred in connection with conversions between various currencies. Investing in any of these Funds also involves certain risks and considerations not typically associated with investing in a fund whose portfolio contains exclusively securities of U.S. issuers. These risks include generally less liquid and less efficient securities markets; generally greater price volatility; less publicly available information about issuers; the imposition of withholding or other taxes; the imposition of restrictions on the expatriation of funds or other assets of the Funds; higher transaction and custody costs; delays and risks attendant in settlement procedures; difficulties in enforcing contractual obligations; lower liquidity and significantly smaller market capitalization; different accounting and disclosure standards; lower levels of regulation of the securities markets; more substantial government interference with the economy and businesses; higher rates of inflation; greater social, economic, and political uncertainty; the risk of nationalization or expropriation of assets; and the risk of war.
Risk of Swap Agreements.  The risk of loss with respect to swaps (including NDFs) is generally limited to the net amount of payments that a Fund is contractually obligated to make. Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, a Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws, which could affect such Fund’s rights as a creditor (e.g., a Fund may not receive the net amount of payments that it is contractually entitled to receive), which could result in the Fund losing the benefits of any hedging position.
A Fund is required to post and collect variation margin and initial margin (comprised of specified liquid securities subject to haircuts) in connection with trading of OTC swaps. These requirements may raise the costs for a Fund’s investment in swaps.
Tracking Error Risk.  A Fund may be subject to tracking error, which is the divergence of a Fund’s performance from that of the applicable underlying index. Tracking error may occur because of differences between the securities and other instruments held in a Fund’s portfolio and those included in its applicable underlying index, pricing differences, transaction costs incurred by a Fund, a Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest received by a Fund or distributions paid to a Fund’s shareholders, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the applicable underlying index or the costs to a Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because a Fund incurs fees and expenses, while its applicable underlying index does not.
When an issuer is introduced by an index provider into an index tracked by a Fund, BFA may conduct an analysis on such issuer’s securities to identify and screen for outlier high risk behavior (such as rapid or unusual price growth that does not appear to be supported by publicly available information on the business and assets of the issuer, unusual or significant short interest or lending activity, negative sentiment, suspended trading or incorrect free-float calculations, which could be indicators of possible irregularities, miscalculations or even fraud). If it identifies such behavior, BFA may, where appropriate, alert the index provider as to the alleged issue. The index provider has sole discretion for the determination as to whether to continue to include the issuer’s securities in the rebalancing of its index. If the securities continue to be included in the index, BFA may underweight or exclude such securities from a Fund’s portfolio and, if it does so, such a fund will be subject to increased tracking error due to the divergence in the securities included in its portfolio from its underlying index. The application of the abovementioned analysis and screening to a Fund and its Underlying Index is in the sole discretion of BFA and its affiliates (without any guarantees). The analysis and screening may not exclude any or all high risk securities from an Underlying Index or a Fund’s portfolio, and the inclusion of such securities will result in an adverse impact to a Fund’s net asset value if one or more such securities declines in value.
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Volatility Risk.  The value of a security may fluctuate due to factors affecting markets generally or particular industries. This volatility may affect a Fund's NAV. Although certain of the Underlying Indexes were created to seek lower absolute volatility, there is no guarantee that these strategies will be successful. The Index Provider may be unsuccessful in creating an index that minimizes volatility, and there is a risk that each Fund may experience more than minimum volatility. Securities in the Funds' portfolios may be subject to price volatility and their prices may not be any less volatile than the market as a whole and could be more volatile. Events or financial circumstances affecting individual securities or sectors may increase the volatility of the Funds.
Risk of Investing in Africa.  Investments in securities of issuers in certain African countries involve heightened risks including, among others, expropriation and/or nationalization of assets, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, civil war, and social instability as a result of religious, ethnic and/or socio-economic unrest or widespread outbreaks of disease and, in certain countries, genocidal warfare.
Certain countries in Africa generally have less developed capital markets than traditional emerging market countries, and, consequently, the risks of investing in foreign securities are magnified in such countries. Because securities markets of countries in Africa are generally underdeveloped and are generally less correlated to global economic cycles than those markets located in more developed countries, securities markets in African countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations and uncertainty regarding the existence of trading markets. Moreover, trading on African securities markets may be suspended altogether.
Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in certain countries in Africa may be fewer in number and less established than brokerage firms in more developed markets. Since a Fund and an Underlying Fund may need to effect securities transactions through these brokerage firms, the Fund and an Underlying Fund are subject to the risk that these brokerage firms will not be able to fulfill their obligations to the Fund and an Underlying Fund (i.e., counterparty risk). This risk is magnified to the extent that a Fund and an Underlying Fund effect securities transactions through a single brokerage firm or a small number of brokerage firms.
Certain governments in African countries restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in those countries. Moreover, certain countries in Africa require governmental approval or special licenses prior to investment by foreign investors and may limit the amount of investment by foreign investors in a particular industry and/or issuer, and may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domestic investors of the countries and/or impose additional taxes on foreign investors. A delay in obtaining a government approval or a license would delay investments in a particular country, and, as a result, a Fund or the Underlying Funds may not be able to invest in certain securities while approval is pending. The government of a particular country may also withdraw or decline to renew a license that enables a Fund or the Underlying Funds to invest in such country. These factors make investing in issuers located or operating in countries in Africa significantly riskier than investing in issuers located or operating in more developed countries, and any one of these factors could cause a decline in the value of a Fund's and an Underlying Fund's investments. Issuers located or operating in countries in Africa are generally not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in countries in Africa and such issuers are generally not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.
In addition, governments of certain countries in Africa in which a Fund or the Underlying Funds may invest may levy withholding or other taxes on income such as dividends, interest and realized capital gains. Although in certain countries in Africa a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries.
Investment in countries in Africa may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, there is the risk that if an African country’s balance of payments declines, such African country may impose temporary restrictions on foreign capital remittances. Consequently, a Fund or the Underlying Funds could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the
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application to the Fund  or the Underlying Funds of any restrictions on investments. Additionally, investments in countries in Africa may require a Fund or the Underlying Funds to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to a Fund or the Underlying Funds.
Securities laws in many countries in Africa are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and shareholder rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, there may be no single centralized securities exchange on which securities are traded in certain countries in Africa and the systems of corporate governance to which issuers located in countries in Africa are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and, therefore, shareholders of issuers located in such countries may not receive many of the protections available to shareholders of issuers located in more developed countries. Even in circumstances where adequate laws and shareholder rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in countries in Africa may be inconsistent and subject to sudden change.
Certain countries in Africa may be heavily dependent upon international trade and, consequently, have been and may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These countries also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. Certain countries in Africa depend to a significant extent upon exports of primary commodities such as gold, silver, copper and diamonds. These countries therefore are vulnerable to changes in commodity prices, which may be affected by a variety of factors. In addition, certain issuers located in countries in Africa in which a Fund or the Underlying Funds invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. government and the United Nations, and/or countries identified by the U.S. government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. A Fund or an Underlying Fund, as an investor in such issuers, will be indirectly subject to those risks.
The governments of certain countries in Africa may exercise substantial influence over many aspects of the private sector and may own or control many companies. Future government actions could have a significant effect on the economic conditions in such countries, which could have a negative impact on private sector companies. There is also the possibility of diplomatic developments that could adversely affect investments in certain countries in Africa. Some countries in Africa may be affected by a greater degree of public corruption and crime, including organized crime.
Political instability and protests in North Africa and the Middle East have caused and may in the future cause significant disruptions to many industries. In addition, the outbreak of Ebola in Western Africa severely challenged health care industries in those countries and adversely impacted the region’s economy due to quarantines and disruptions of trade, which has further increased instability in the region. This instability has demonstrated that political and social unrest can spread quickly through the region, and that developments in one country can influence the political events in neighboring countries. Some protests have turned violent, and civil war and political reconstruction in certain countries such as Libya, Iraq and Syria pose a risk to investments in the region. Continued political and social unrest in these regions, including the ongoing warfare and terrorist activities in the Middle East and Africa, may negatively affect the value of an investment in a Fund or an Underlying Fund.
Risk of Investing in Asia.   Investments in securities of issuers in certain Asian countries involve risks not typically associated with investments in securities of issuers in other regions. Such heightened risks include, among others, expropriation and/or nationalization of assets, confiscatory taxation, piracy of intellectual property, data and other security breaches (especially of data stored electronically), political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict and social instability as a result of religious, ethnic and/or socio-economic unrest. Certain Asian economies have experienced rapid rates of economic growth and industrialization in recent years, and there is no assurance that these rates of economic growth and industrialization will be maintained.
Certain Asian countries have democracies with relatively short histories, which may increase the risk of political instability. These countries have faced political and military unrest, and further unrest could present a risk to their local economies and securities markets. Indonesia and the Philippines have each experienced violence and terrorism, which has negatively impacted their economies. North Korea and South Korea each have substantial military capabilities, and historical tensions between the two countries present the risk of war. Escalated tensions involving the two countries and any outbreak of
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hostilities between the two countries, or even the threat of an outbreak of hostilities, could have a severe adverse effect on the entire Asian region. Certain Asian countries have also developed increasingly strained relationships with the U.S., and if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. for trade. Political, religious, and border disputes persist in India. India has recently experienced and may continue to experience civil unrest and hostilities with certain of its neighboring countries. Increased political and social unrest in these geographic areas could adversely affect the performance of investments in this region.
Certain governments in this region administer prices on several basic goods, including fuel and electricity, within their respective countries. Certain governments may exercise substantial influence over many aspects of the private sector in their respective countries and may own or control many companies. Future government actions could have a significant effect on the economic conditions in this region, which in turn could have a negative impact on private sector companies. There is also the possibility of diplomatic developments adversely affecting investments in the region.
Corruption and the perceived lack of a rule of law in dealings with international companies in certain Asian countries may discourage foreign investment and could negatively impact the long-term growth of certain economies in this region. In addition, certain countries in the region are experiencing high unemployment and corruption, and have fragile banking sectors.
Some economies in this region are dependent on a range of commodities, including oil, natural gas and coal. Accordingly, they are strongly affected by international commodity prices and particularly vulnerable to any weakening in global demand for these products. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. China is a key trading partner of many Asian countries and any changes in trading relationships between China and other Asian countries may affect the region as a whole. Adverse economic conditions or developments in neighboring countries may increase investors' perception of the risk of investing in the region as a whole, which may adversely impact the market value of the securities issued by companies in the region.
Risk of Investing in Australasia.  The economies of Australasia, which include Australia and New Zealand, are dependent on exports from the agricultural and mining sectors. This makes Australasian economies susceptible to fluctuations in the commodity markets. Australasian economies are also increasingly dependent on their growing service and tourism industries. Australia and New Zealand are located in a part of the world that has historically been prone to natural disasters, such as drought and flooding. Any such event in the future could have a significant adverse impact on the economies of Australia and New Zealand and affect the value of securities held by a Fund or an Underlying Fund. The economies of Australia and New Zealand are dependent on trading with certain key trading partners, including Asia and the U.S. Economic events in the U.S., Asia, or in other key trading countries can have a significant economic effect on the Australasian economies. The economies of Australia and New Zealand are heavily dependent on the mining sector. Passage of new regulations limiting foreign ownership of companies in the mining sector or imposition of new taxes on profits of mining companies may dissuade foreign investment, and as a result, have a negative impact on companies to which a Fund or an Underlying Fund has exposure.
Risk of Investing in Central and South America.  The economies of certain Central and South American countries have experienced high interest rates, economic volatility, inflation, currency devaluations, government defaults, regime changes, high unemployment rates and political instability which can adversely affect issuers in these countries. In addition, commodities (such as oil, gas and minerals) represent a significant percentage of exports for the regions and many economies in these regions are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of these regions.
The governments of certain countries in Central and South America may exercise substantial influence over many aspects of the private sector and may own or control many companies. Future government actions could have a significant effect on the economic conditions in such countries, which could have a negative impact on the securities in which the Funds or the Underlying Funds invest. Diplomatic developments may also adversely affect investments in certain countries in Central and South America. Some countries in Central and South America may be affected by public corruption and crime, including organized crime.
Certain countries in Central and South America may be heavily dependent upon international trade and, consequently, have been and may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These countries also have been and may continue to be adversely affected by economic conditions in the countries with which they
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trade. In addition, certain issuers located in countries in Central and South America in which the Funds or Underlying Funds invest may be the subject of sanctions (for example, the U.S. has imposed sanctions on certain Venezuelan individuals, corporate entities and the Venezuelan government) or have dealings with countries subject to sanctions and/or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. An issuer may sustain damage to its reputation if it is identified as an issuer that has dealings with such countries. Each Fund or Underlying Fund may be adversely affected if the Fund or Underlying Fund invests in such issuers.
Risk of Investing in China.  Investments in securities of companies domiciled in China involve a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets. Such heightened risks include, among others, an authoritarian government, popular unrest associated with demands for improved political, economic and social conditions, the impact of regional conflict on the economy and hostile relations with other countries.
Military conflicts, either in response to internal social unrest or conflicts with other countries, could disrupt economic development. The Chinese economy is vulnerable to the long-running disagreements and religious and nationalist disputes with Tibet and the Xinjiang region. Since 1997, there have been tensions between the Chinese government and many people in Hong Kong who perceive China as tightening control over Hong Kong’s semi-autonomous liberal political, economic, legal, and social framework. Protests and unrest have increased tensions even further. Due to the interconnected nature of the Hong Kong and Chinese economies, this instability in Hong Kong may cause uncertainty in the Hong Kong and Chinese markets. China has a complex territorial dispute regarding the sovereignty of Taiwan and has made threats of invasion. Taiwan-based companies and individuals are significant investors in China. The continuing hostility between China and Taiwan may have an adverse impact on the value of the value of the Fund’s investments in China or Taiwan, may cause a suspension in a Fund’s ability to trade in certain securities or other assets, or may otherwise make such investments impracticable or impossible. Any escalation of hostility between China and Taiwan would likely have a significant adverse impact on the value of the Fund’s investments in both countries and the region. In addition, China has strained international relations with Japan, India, the Philippines and other neighbors due to territorial disputes, historical animosities and other defense concerns. Frictions between China and the Philippines in the South China Sea pose a risk of escalation potentially leading to military conflict. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities in which a Fund invests. China could be affected by military events on the Korean peninsula or internal instability within North Korea. These situations may cause uncertainty in the Chinese market and may adversely affect the performance of the Chinese economy.
The Chinese government has implemented economic reforms in order to liberalize trade policy, promote foreign investment in the economy, reduce government control of the economy and develop market mechanisms. However, the Chinese government still exercises substantial influence over many aspects of the private sector and may own or control many companies. Chinese companies, such as those in the financial services or technology sectors, and potentially other sectors in the future, are subject to the risk that Chinese authorities can intervene in their operations and structure. The Chinese government continues to maintain a major role in economic policymaking, and investing in China involves risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested.
In addition, there is less regulation and monitoring of Chinese securities markets and the activities of investors, brokers and other participants than in the U.S. Accordingly, issuers of securities in China, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, tender offer regulation, accounting standards or auditor oversight, stockholder proxy requirements and the requirements mandating timely and accurate disclosure of information. Securities markets in China are in the process of change and further development. This may lead to trading volatility, difficulty in the settlement and recording of transactions and difficulty in interpreting and applying the relevant regulation.
There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies. The Funds do not select investments based on investor protection considerations.
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Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. In a VIE structure, a Chinese operating company establishes a shell company in another jurisdiction to issue stock to public shareholders. When a VIE structure is used by a Chinese company to list its stock in the U.S., instead of owning the equity securities of the Chinese company, the U.S.-listed shell company directly or indirectly enters into contracts with the Chinese operating company under Chinese law. These contracts provide the U.S.-listed shell company with only economic exposure to the Chinese company and do not represent equity ownership in the operating company.
While VIEs are a longstanding practice that is well known to Chinese officials and regulators, they have not been formally recognized under Chinese law. The Chinese government has provided guidance to and placed restrictions on Chinese-based companies raising capital offshore, including through VIEs. In 2023, the China Securities Regulatory Commission (“CSRC”) released new rules that permit the use of VIE structures, provided they abide by Chinese laws and register with the CSRC. The rules, however, may cause Chinese companies to undergo greater scrutiny and add costs to VIE structures. Intervention, rulemaking or guidance by the Chinese government with respect to VIE structures or the non-enforcement of VIE-related contractual rights could significantly affect the operating company’s business in China, the enforceability of the U.S.-listed shell company’s contractual arrangements with the Chinese company and the value of the U.S.-listed stock. Further, the VIE contractual arrangement would likely be subject to Chinese law and jurisdiction, and remedies available to the U.S.-listed shell company are uncertain and could be ineffective. In addition to the risk of government intervention, investments through a VIE structure are subject to the risk that the China-based company (or its officers, directors, or Chinese equity owners) may breach those contractual arrangements, or Chinese law changes in a way that adversely affects the enforceability of these arrangements, or those contracts are otherwise not enforceable under Chinese law, in which case the Fund may suffer significant losses on its investments through a VIE structure with little or no recourse available. Any change in the operations of entities in a VIE structure, the status of VIE contractual arrangements or the legal or regulatory environment in China, generally or with respect to specific industries, could result in significant, and possibly permanent and/or total, losses to a Fund.
While the Chinese economy has experienced past periods of rapid growth, there is no assurance that such growth rates will recur. China may experience substantial rates of inflation, significant indebtedness or economic recessions, causing a negative effect on the economy and securities market. China’s economy is heavily dependent on export growth. Reduction in spending on Chinese products and services, supply chain diversification, institution of additional tariffs, sanctions or other trade barriers (including as a result of heightened trade tensions between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and the companies in which a Fund invests. Certain Chinese companies (which may change from time to time) are directly or indirectly subject to economic or trade restrictions imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. For example, certain foreign technology companies are subject to U.S. export controls as those companies are believed to pose a risk to U.S. interests. The U.S. also bans imports of goods produced in certain regions of China or by certain Chinese companies due to concerns about forced labor. Such restrictions may have unanticipated and adverse effects on the Chinese economy and companies. Any action that targets Chinese financial markets or securities exchanges could interfere with orderly trading, delay settlement or cause market disruptions. The Underlying Index of a Fund may include companies that are subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments. So long as these restrictions do not include restrictions on investments, the Fund is generally expected to invest in such companies, consistent with its objective to track the performance of its Underlying Index.
The tax laws and regulations in the People’s Republic of China (“PRC”) are subject to change, including the issuance of authoritative guidance or enforcement, possibly with retroactive effect. The interpretation, applicability and enforcement of such laws by PRC tax authorities are not as consistent and transparent as those of more developed nations, and may vary over time and from region to region. The application and enforcement of PRC tax rules could have a significant adverse effect on a Fund and its investors, particularly in relation to capital gains withholding tax imposed upon non-residents. In addition, the accounting, auditing and financial reporting standards and practices applicable to Chinese companies may be less rigorous, and may result in significant differences between financial statements prepared in accordance with PRC accounting standards and practice and those prepared in accordance with international accounting standards.
Risk of Investing in Chinese Equity Markets.  There are several types of Chinese equity securities:
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H-shares, which are securities of companies incorporated in the PRC that are denominated in Hong Kong dollars and listed on the Stock Exchange of Hong Kong (“SEHK”);
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A-shares, which are securities of companies incorporated in the PRC that are denominated in renminbi and listed on the Shanghai Stock Exchange (“SSE”) and the Shenzhen Stock Exchange (“SZSE”);
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B-shares, which are securities of companies incorporated in the PRC that are denominated in U.S. dollars (in the case of the SSE) or Hong Kong dollars (in the case of the SZSE) and listed on the SSE and the SZSE;
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Red-Chips, which are Hong Kong-listed securities issued by companies that are incorporated in certain foreign jurisdictions and that are controlled, directly or indirectly, by entities owned by the national government or local governments in the PRC and derive substantial revenues from or allocate substantial assets in the PRC; and
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P-Chips, which are Hong Kong-listed securities issued by companies that are incorporated in certain foreign jurisdictions and that are controlled, directly or indirectly, by individuals in the PRC and derive substantial revenues from or allocate substantial assets in the PRC.
Securities listed on the SSE or the SZSE are divided into two classes: A-shares, which are mostly limited to domestic investors, and B-shares, which are allocated for both international and domestic investors. The A-shares market is generally subject to greater government restrictions, including trading suspensions, which may lead to increased liquidity risks. The B-shares market is generally smaller and less liquid and has a smaller issuer base than the A-shares market, which may lead to significant price volatility. B-shares, H-shares, P-Chips or Red-Chips of issuers that also issue A-shares may trade at significant discounts to their A-shares counterparts. The issuance of B-shares and H-shares by Chinese companies and the ability to obtain a “back-door listing” through Red-Chips or P-Chips is still regarded by the Chinese authorities as an experiment in economic reform. “Back-door listing” is a means by which a mainland Chinese company issues Red-Chips or P-Chips to obtain quick access to international listing and international capital. These share mechanisms are subject to the political and economic policies in China. Market developments, adverse investor perceptions, regulatory and government intervention (including the possibility of widespread trading suspensions implemented by regulators) and other factors may make it difficult to acquire, dispose of or value Chinese securities, which would lead to adverse effects to a Fund.
Risk of Investing in A-shares through Stock Connect. A Fund that invests in A-shares does so through the Shanghai-Hong Kong Stock Connect program (“Shanghai Connect”) or the Shenzhen-Hong Kong Stock Connect program (“Shenzhen Connect,” and together with Shanghai Connect, “Stock Connect”). Stock Connect is a securities trading and clearing program with an aim to achieve mutual stock market access between the PRC and Hong Kong. Stock Connect was developed by Hong Kong Exchanges and Clearing Limited, the SSE (in the case of Shanghai Connect) or the SZSE (in the case of Shenzhen Connect), and China Securities Depository and Clearing Corporation Limited (“CSDCC”). Under Stock Connect, a Fund’s trading of eligible A-shares listed on the SSE or the SZSE, as applicable, would be effectuated through its Hong Kong brokers. Investing in A-shares through Stock Connect is subject to trading, clearance, settlement and other procedures, which could pose risks to a Fund.
Although no individual investment quotas or licensing requirements apply to investors in Stock Connect, trading through Stock Connect is subject to a daily quota (the “Daily Quota”), which limits the maximum net purchases under Stock Connect each day. The Daily Quota does not belong to a Fund and is utilized on a first-come-first-serve basis. As such, buy orders for A-shares would be rejected once the Daily Quota is exceeded (although a Fund will be permitted to sell A-shares regardless of the Daily Quota balance). The Daily Quota may restrict a Fund’s ability to invest in A-shares through Stock Connect on a timely basis, which could affect the Fund’s ability to effectively pursue its investment strategy. The Daily Quota is also subject to change.
A-shares purchased through Stock Connect generally may only be sold or otherwise transferred through Stock Connect and in accordance with applicable rules. In order to comply with applicable local market rules and to facilitate orderly operations of a Fund, including the timely settlement of Stock Connect trades placed by or on behalf of the Fund, BFA utilizes an operating model that will only be used by iShares ETFs with investments in A-shares through Stock Connect. Such operating model may reduce the risks of trade failures; however, it will also allow Stock Connect trades to be settled without the prior verification by a Fund. Accordingly, this operating model may subject a Fund to additional risks, including an increased risk of inadvertently exceeding certain trade or other restrictions or limits placed on the Fund and/or its affiliates, and a heightened risk of erroneous trades, which may negatively impact the Fund.
While A-shares must be designated as eligible to be traded through Stock Connect (such eligible A-shares listed on the SSE, the “SSE Securities,” and such eligible A-shares listed on the SZSE, the “SZSE Securities”), those A-shares may also lose such designation, and if this occurs, such A-shares may be sold but could no longer be purchased through Stock Connect. With
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respect to sell orders through Stock Connect, the SEHK carries out pre-trade checks to ensure an investor has sufficient A- shares in its account before the market opens on the trading day. Accordingly, if there are insufficient A-shares in an investor’s account before the market opens on the trading day, the sell order will be rejected, which may adversely impact a Fund’s performance.
In addition, Stock Connect operates only on days when both the Chinese and the Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. Therefore, an investment in A-shares through Stock Connect may subject a Fund to the risk of price fluctuations on days when the Chinese markets are open, but Stock Connect is not trading. Each of the SEHK, SSE and SZSE reserves the right to suspend trading through Stock Connect under certain circumstances. Where such a suspension of trading is effected, a Fund’s ability to access A-shares through Stock Connect will be adversely affected. In addition, if one or both of the Chinese and Hong Kong markets are closed on a U.S. trading day, a Fund may not be able to acquire or dispose of A-shares through Stock Connect in a timely manner, which could adversely affect the Fund’s performance.
A Fund’s investments in A-shares through Stock Connect are held by its custodian in accounts in the Central Clearing and Settlement System (“CCASS”) maintained by the Hong Kong Securities Clearing Company Limited (“HKSCC”), which in turn holds the A-shares, as the nominee holder, through an omnibus securities account in its name registered with the CSDCC.
The precise nature and rights of a Fund as the beneficial owner of the SSE Securities or SZSE Securities through HKSCC as nominee is not well defined under PRC law. There is a lack of a clear definition of, and distinction between, legal ownership and beneficial ownership under PRC law and there have been few cases involving a nominee account structure in the PRC courts. The exact nature and methods of enforcement of the rights and interests of a Fund under PRC law is also uncertain.
In the unlikely event that HKSCC becomes subject to winding up proceedings in Hong Kong, there is a risk that the SSE Securities or SZSE Securities may not be regarded as held for the beneficial ownership of a Fund or as part of the general assets of HKSCC available for general distribution to its creditors.
Notwithstanding the fact that HKSCC does not claim proprietary interests in the SSE Securities or SZSE Securities held in its omnibus stock account in the CSDCC, the CSDCC as the share registrar for SSE- or SZSE-listed companies will still treat HKSCC as one of the shareholders when it handles corporate actions in respect of such SSE Securities or SZSE Securities.
HKSCC monitors the corporate actions affecting SSE Securities and SZSE Securities and keeps participants of CCASS informed of all such corporate actions that require CCASS participants to take steps in order to participate in them. A Fund will therefore depend on HKSCC for both settlement and notification and implementation of corporate actions.
The HKSCC is responsible for the clearing, settlement and provision of depositary, nominee and other related services of the trades executed by Hong Kong market participants and investors. Accordingly, investors do not hold SSE Securities or SZSE Securities directly; rather, they are held through their brokers’ or custodians’ accounts with CCASS. The HKSCC and the CSDCC establish clearing links and each has become a participant of the other to facilitate clearing and settlement of cross-border trades. Should CSDCC default and the CSDCC be declared as a defaulter, HKSCC’s liabilities in Stock Connect under its market contracts with clearing participants will be limited to assisting clearing participants in pursuing their claims against the CSDCC. In that event, a Fund may suffer delays in the recovery process or may not be able to fully recover its losses from the CSDCC.
Market participants are able to participate in Stock Connect subject to meeting certain information technology capability, risk management and other requirements as may be specified by the relevant exchange and/or clearing house. Further, the “connectivity” in Stock Connect requires the routing of orders across the borders of Hong Kong and the PRC. This requires the development of new information technology systems on the part of the SEHK and exchange participants. There is no assurance that these systems will function properly or will continue to be adapted to changes and developments in both markets. In the event that the relevant systems fail to function properly, trading in A-shares through Stock Connect could be disrupted, and a Fund’s ability to achieve its investment objective may be adversely affected.
The Shanghai Connect program, launched in November 2014, and the Shenzhen Connect program, launched in December 2016, do not have an extensive operating history. Stock Connect is subject to regulations promulgated by regulatory authorities and implementation rules made by the stock exchanges in the PRC and Hong Kong. There is no certainty as to how the current regulations will be applied or interpreted going forward, and new or revised regulations may be issued from time to time by the regulators and stock exchanges in China and Hong Kong in connection with operations, legal
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enforcement and cross-border trades under Stock Connect. In addition, there can be no assurance that Stock Connect will not be discontinued. A Fund may be adversely affected as a result of such changes. Furthermore, the securities regimes and legal systems of China and Hong Kong differ significantly and issues may arise based on these differences. Further, different fees, costs and taxes are imposed on foreign investors acquiring A-shares through Stock Connect, and these fees, costs and taxes may be higher than comparable fees, costs and taxes imposed on owners of other Chinese securities providing similar investment exposure.
A-Share Market Suspension Risk. A-shares may only be bought from, or sold to, a Fund at times when the relevant A-shares may be sold or purchased on the relevant Chinese stock exchange. The A-shares market can have a higher propensity for trading suspensions than many other global equity markets. Trading suspensions in certain stocks could lead to greater market execution risk, valuation risks and liquidity risks and costs for a Fund, as well as for Authorized Participants that create and redeem Creation Units of the Fund. The SSE and SZSE currently apply a daily limit, set at 10%, of the amount of fluctuation permitted in the prices of A-shares during a single trading day. The daily limit refers to price movements only and does not restrict trading within the relevant limit. There can be no assurance that a liquid market on an exchange will exist for any particular A-share or for any particular time. This could increase a Fund’s tracking error and/or cause a Fund to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Given that the A-shares market is considered volatile and unstable (with the risk of widespread trading suspensions or government intervention), the creation and redemption of Creation Units may also be disrupted.
Risk of Investing in Developed Countries.  Many countries with developed markets have recently experienced significant economic pressures. These countries generally tend to rely on the services sectors (e.g., the financial services sector) as the primary source of economic growth and may be susceptible to the risks of individual service sectors. For example, companies in the financial services sector are subject to governmental regulation and, recently, government intervention, which may adversely affect the scope of their activities, the prices they can charge and amount of capital they must maintain. Dislocations in the financial sector and perceived or actual governmental influence over certain financial companies may lead to credit rating downgrades and, as a result, impact, among other things, revenue growth for such companies. If financial companies experience a prolonged decline in revenue growth, certain developed countries that rely heavily on financial companies as an economic driver may experience a correlative slowdown. Concerns have emerged with respect to the economic health of certain developed countries. These concerns primarily stem from heavy indebtedness of many developed countries and their perceived inability to continue to service high debt loads without simultaneously implementing stringent austerity measures. Such concerns have led to tremendous downward pressure on the economies of these countries. As a result, it is possible that interest rates on debt of certain developed countries may rise to levels that make it difficult for such countries to service such debt. Spending on health care and retirement pensions in most developed countries has risen dramatically. Medical innovation, extended life expectancy and higher public expectations are likely to continue the increase in health care and pension costs. Any increase in health care and pension costs will likely have a negative impact on the economic growth of many developed countries. Certain developed countries rely on imports of certain key items, such as crude oil, natural gas, and other commodities. As a result, an increase in demand for, or price fluctuations of, certain commodities may negatively affect developed country economies. Developed market countries generally are dependent on the economies of certain key trading partners. Changes in any one economy may cause an adverse impact on several developed countries. In addition, heavy regulation of, among others, labor and product markets may have an adverse effect on certain issuers. Such regulations may negatively affect economic growth or cause prolonged periods of recession. Such risks, among others, may adversely affect the value of a Fund’s investments.
Risk of Investing in Emerging Markets.  Investments in emerging markets are subject to a greater risk of loss than investments in more developed markets. In addition, emerging markets often have less uniformity in accounting and reporting requirements, unreliable valuation and greater risk associated with custody. Certain emerging markets countries may also lack the infrastructure necessary to induce large amounts of foreign trade and investments. This is due to, among other things, the potential for greater market volatility, lower trading volume, inflation, political and economic instability, greater risk of a market shutdown and more governmental limitations on foreign investments than typically found in more developed markets. Political risks of emerging markets may include unstable governments, nationalization, restrictions on foreign ownership and investment, laws preventing repatriation of assets and legal systems that do not adequately protect property rights. Market risks of emerging markets may include government intervention in securities or currency markets.
Risk of Investing in Europe.  Investing in European countries exposes a Fund to the economic and political risks associated with Europe in general and the specific European countries in which it invests. The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact
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on other European countries. A Fund makes investments in securities of issuers that are domiciled in, have significant operations in, or that are listed on at least one securities exchange within member states of the European Union (the “EU”). A number of countries within the EU are also members of the Economic and Monetary Union (the “eurozone”) and have adopted the euro as their currency. Eurozone membership requires member states to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Changes in import or export tariffs, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro and other currencies of certain EU countries which are not in the eurozone, the default or threat of default by an EU member state on its sovereign debt, and/or an economic recession in an EU member state may have a significant adverse effect on the economies of other EU member states and their trading partners, including some or all of the MSCI ACWI Index countries. Although certain European countries are not in the eurozone, many of these countries are obliged to meet the criteria for joining the eurozone.
Consequently, these countries must comply with many of the restrictions noted above. The European financial markets have experienced volatility and adverse trends due to concerns about economic downturns, government debt levels and the possible default of government debt in several European countries, including, but not limited to, Austria, Belgium, Cyprus, France, Greece, Ireland, Italy, Portugal, Spain and Ukraine. In order to prevent further economic deterioration, certain countries, without prior warning, can institute “capital controls.” Countries may use these controls to restrict volatile movements of capital entering and exiting their country. Such controls may negatively affect a Fund’s investments. A default or debt restructuring by any European country would adversely impact holders of that country’s debt and sellers of credit default swaps linked to that country’s creditworthiness, which may be located in countries other than those listed above. In addition, the credit ratings of certain European countries were downgraded in the past. These events have adversely affected the value and exchange rate of the euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the euro and non-EU member states. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro and/or withdraw from the EU. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching and could adversely impact the value of a Fund’s investments in the region.
The United Kingdom (the “U.K.”) left the EU (“Brexit”) on January 31, 2020. Brexit could adversely affect European or worldwide political, regulatory, economic or market conditions and could contribute to instability in global political institutions, regulatory agencies and financial markets.
Certain European countries have also developed increasingly strained relationships with the U.S., and if these relations were to worsen, they could adversely affect European issuers that rely on the U.S. for trade. The national politics of countries in Europe have been unpredictable and subject to influence by disruptive political groups and ideologies, including for example, secessionist movements. The governments of European countries may be subject to change and such countries may experience social and political unrest. Unanticipated or sudden political or social developments may result in sudden and significant investment losses. The occurrence of terrorist incidents throughout Europe or war in the region also could impact financial markets. The impact of these events is not clear but could be significant and far-reaching and could adversely affect the value and liquidity of a Fund's investments.
Russian Invasion of Ukraine. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, import and export restrictions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, may impact Russia's economy, Russian issuers of securities in which a Fund invests, or the economies of Europe as a whole. Actual and threatened responses to Russian military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and are likely to have collateral impacts on such sectors across Europe and globally.
Risk of Investing in Japan.  Japan may be subject to political, economic, labor and other risks. Any of these risks, individually or in the aggregate, can impact an investment made in Japan.
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Currency Risk. The Japanese yen has fluctuated widely at times and any increase in its value may cause a decline in exports that could weaken the Japanese economy. Japan has, in the past, intervened in the currency markets to attempt to maintain or reduce the value of the yen. Japanese intervention in the currency markets could cause the value of the yen to fluctuate sharply and unpredictably and could cause losses to investors.
Economic Risk. The growth of Japan’s economy has recently lagged that of its Asian neighbors and other major developed economies. Since 2000, Japan’s economic growth rate has generally remained low relative to other advanced economies, and it may remain low in the future. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. Japan is also heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the Japanese economy.
Geographic Risk. Natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could occur in Japan or surrounding areas and could negatively affect the Japanese economy, and, in turn, could negatively affect a Fund.
Labor Risk. Japan has an aging workforce and has experienced a significant population decline in recent years. Japan’s labor market appears to be undergoing fundamental structural changes, as a labor market traditionally accustomed to lifetime employment adjusts to meet the need for increased labor mobility, which may adversely affect Japan’s economic competitiveness.
Large Government and Corporate Debt Risk. The Japanese economy faces several concerns, including a financial system with large levels of nonperforming loans, over-leveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, and large government deficits. These issues may cause a slowdown of the Japanese economy.
Political Risk. Historically, Japan has had unpredictable national politics and may experience frequent political turnover. Future political developments may lead to changes in policy that might adversely affect an Underlying Fund’s investments. In addition, China has become an important trading partner with Japan. Japan’s political relationship with China, however, has been strained. Should political tension increase, it could adversely affect the Japanese economy and destabilize the region as a whole.
Risk of Investing in the Middle East.  Many Middle Eastern countries have little or no democratic tradition, and the political and legal systems in such countries may have an adverse impact on a Fund or an Underlying Fund. Many economies in the Middle East are highly reliant on income from the sale of oil and natural gas or trade with countries involved in the sale of oil and natural gas, and their economies are therefore vulnerable to changes in the market for oil and natural gas and foreign currency values. As global demand for oil and natural gas fluctuates, many Middle Eastern economies may be significantly impacted.
In addition, many Middle Eastern governments have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, a Middle Eastern country’s government may own or control many companies, including some of the largest companies in the country. Accordingly, governmental actions in the future could have a significant effect on economic conditions in Middle Eastern countries. This could affect private sector companies and a Fund or an Underlying Fund, as well as the value of securities in the Fund's or the Underlying Fund's portfolio.
Certain Middle Eastern markets are in the earliest stages of development. As a result, there may be a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Brokers in Middle Eastern countries typically are fewer in number and less capitalized than brokers in the U.S.
The legal systems in certain Middle Eastern countries also may have an adverse impact on a Fund or an Underlying Fund. For example, the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation generally is limited to the amount of the shareholder’s investment. However, the notion of limited liability is less clear in certain Middle Eastern countries. A Fund or the Underlying Funds therefore may be liable in certain Middle Eastern countries for the acts of a corporation in which it invests for an amount greater than their actual investment in that corporation. Similarly, the rights of investors in Middle Eastern issuers may be more limited than those of shareholders of a U.S. corporation. It may be difficult or impossible to obtain or enforce a legal judgment in a Middle Eastern country. Some Middle Eastern countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities
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such as a Fund and an Underlying Fund. For example, certain countries may require governmental approval prior to investment by foreign persons or limit the amount of investment by foreign persons in a particular issuer. Certain Middle Eastern countries may also limit investment by foreign persons to only a specific class of securities of an issuer that may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals of the relevant Middle Eastern country.
The manner in which foreign investors may invest in companies in certain Middle Eastern countries, as well as limitations on those investments, may have an adverse impact on the operations of a Fund or an Underlying Fund. For example, in certain of these countries, a Fund or the Underlying Funds may be required to invest initially through a local broker or other entity and then have the shares that were purchased re-registered in the name of a Fund or an Underlying Fund. Re-registration in some instances may not be possible on a timely basis. This may result in a delay during which a Fund or the Underlying Funds may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where a Fund or the Underlying Funds places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has already been filled and, consequently, a Fund or the Underlying Funds may not be able to invest in the relevant company.
Substantial limitations may exist in certain Middle Eastern countries with respect to a Fund’s or an Underlying Fund's ability to repatriate investment income or capital gains. A Fund and an Underlying Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to a Fund and an Underlying Fund of any restrictions on investment.
Certain Middle Eastern countries may be heavily dependent upon international trade and, consequently, have been and may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These countries also have been and may continue to be adversely impacted by economic conditions in the countries with which they trade. In addition, certain issuers located in Middle Eastern countries in which a Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. government and the United Nations, and/or countries identified by the U.S. government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. A Fund and an Underlying Fund, as an investor in such issuers, will be indirectly subject to those risks.
Certain Middle Eastern countries have strained relations with other Middle Eastern countries due to territorial disputes, historical animosities, international alliances, defense concerns or other reasons, which may adversely affect the economies of these Middle Eastern countries. Certain Middle Eastern countries experience significant unemployment, as well as widespread underemployment. There has also been a recent increase in recruitment efforts and an aggressive push for territorial control by terrorist groups in the region, which has led to an outbreak of warfare and hostilities. Warfare in Syria has spread to surrounding areas, including many portions of Iraq and Turkey. Such hostilities may continue into the future or may escalate at any time due to ethnic, racial, political, religious or ideological tensions between groups in the region or foreign intervention or lack of intervention, among other factors.
Risk of Investing in North America.  A decrease in imports or exports, changes in trade regulations or an economic recession in any North American country can have a significant economic effect on the entire North American region and on some or all of the North American countries in which the Fund or the Fund invests.
The U.S. is Canada's and Mexico's largest trading and investment partner. The Canadian and Mexican economies are significantly affected by developments in the U.S. economy. Since the implementation of the North American Free Trade Agreement (“NAFTA”) in 1994 among Canada, the U.S. and Mexico, total merchandise trade among the three countries has increased. However, political developments including the implementation of tariffs by the U.S., and the renegotiation of NAFTA in the form of the United States-Mexico-Canada Agreement (“USMCA”), which replaced NAFTA on July 1, 2020, could negatively affect North America’s economic outlook and, as a result, the value of securities held by a Fund. Policy and legislative changes in one country may have a significant effect on North American markets generally, as well as on the value of certain securities held by a Fund or an Underlying Fund.
Risk of Investing in Russia.  Investing in the Russian securities market involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities market, and should be considered highly speculative. Risks include: the absence of developed legal structures governing private and foreign investments and private property; the possibility of the loss of all or a substantial portion of an Underlying Fund’s assets invested in Russia as a result
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of expropriation; certain national policies which may restrict the Fund’s investment opportunities, including, without limitation, restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and potentially greater price volatility in, significantly smaller capitalization of, and relative illiquidity of, the Russian market. There can also be no assurance that an Underlying Fund’s investments in the Russian securities market would not be expropriated, nationalized or otherwise confiscated. In the event of the settlement of any such claims or such expropriation, nationalization or other confiscation, an Underlying Fund could lose its entire investment. In addition, it may be difficult and more costly to obtain and enforce a judgment in the Russian court system.
Russia may also be subject to a greater degree of economic, political and social instability than is the case in other developed countries. Such instability may result from, among other things, the following: (i) an authoritarian government or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations, including armed conflict, with neighboring countries; and (v) ethnic, religious and racial disaffection.
The Russian economy is heavily dependent upon the export of a range of commodities including most industrial metals, forestry products and oil and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products. Any acts of terrorism or armed conflicts in Russia or internationally could have an adverse effect on the financial and commodities markets and the global economy. As Russia produces and exports large amounts of crude oil and gas, any acts of terrorism or armed conflict causing disruptions of Russian oil and gas exports could negatively affect the Russian economy and, thus, adversely affect the financial condition, results of operations or prospects of related companies. Current and future economic sanctions may also adversely affect the Russian oil, banking, mining, metals, rail, pipeline and gas sectors, among other sectors.
The Russian government may exercise substantial influence over many aspects of the private sector and may own or control many companies. Future government actions could have a significant effect on the economic conditions in Russia, which could have a negative impact on private sector companies. There is also the possibility of diplomatic developments that could adversely affect investments in Russia. In recent years, the Russian government has begun to take bolder steps to re-assert its regional geopolitical influence (including military steps) and launched a large-scale invasion of Ukraine on February 24, 2022. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Such steps have increased tensions between Russia and its neighbors and Western countries and may negatively affect economic growth. Actual and threatened responses by other nation-states to Russia’s alleged cyber activity may have an adverse impact on the Russian economy and the Russian issuers of securities in which an Underlying Fund invests. For example, the U.S. has added certain foreign technology companies to the U.S. Department of Commerce’s Bureau of Industry and Security’s “Entity List,” which is a list of companies believed to pose a national security risk to the U.S. Actions like these may have unanticipated and disruptive effects on the Russian economy.
Russian invasion of Ukraine. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, import and export restrictions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, may impact Russia’s economy, Russian issuers of securities in which an Underlying Fund invests, or the economies of Europe as a whole. Actual and threatened responses to Russian military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and are likely to have collateral impacts on such sectors across Europe and globally.
Russia Sanctions. Governments in the U.S. and many other countries (collectively, the “Sanctioning Bodies”) have imposed economic sanctions on certain Russian individuals, including politicians, and Russian corporate and banking entities, including banning Russia from global payments systems that facilitate cross-border payments. The Sanctioning Bodies, or others, could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. These sanctions could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of a Fund to buy, sell, receive or deliver those securities and/or assets. Recently, Russia has issued a number of countersanctions, some of which restrict the distribution of profits by limited liability companies (e.g.,
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dividends), and prohibits Russian persons from entering into transactions with designated persons from “unfriendly states” as well as the export of raw materials or other products from Russia to certain sanctioned persons.
The sanctions against certain Russian issuers include prohibitions on transacting in or dealing in issuances of debt or equity of such issuers. Compliance with each of these sanctions has and may continue to impair the ability of a Fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. If it becomes impracticable or unlawful for a Fund to hold securities subject to, or otherwise affected by, sanctions (collectively, “affected securities”), or if deemed appropriate by BFA, a Fund may prohibit in-kind deposits of the affected securities in connection with creation transactions and instead require a cash deposit, which may also increase a Fund’s transaction costs. A Fund may also be legally required to freeze assets in a blocked account.
Sanctions have resulted in Russia taking counter measures or retaliatory actions, which has impaired the value and liquidity of Russian securities. These retaliatory measures include the immediate freeze of Russian assets held by a Fund. Due to such a freeze of these assets, including depositary receipts, a Fund may need to liquidate non-restricted assets in order to satisfy any Fund redemption orders. The liquidation of Fund assets during this time may also result in a Fund receiving substantially lower prices for its securities. Russia may implement additional retaliatory measures, which may further impair the value and liquidity of Russian securities and the ability of the Fund to receive dividend payments. Recently, Russia has issued a number of countersanctions, some of which restrict the distribution of profits by limited liability companies (e.g., dividends), and prohibits Russian persons from entering into transactions with designated persons from “unfriendly states” as well as the export of raw materials or other products from Russia to certain sanctioned persons. Russian companies may be unable to pay dividends and, if they pay dividends, the Fund may be unable to receive them.
These sanctions, the decision by Russia to suspend trading on the Moscow Exchange (MOEX) and prohibit non-resident investors from executing security sales, and other events have led to changes in the Fund's Underlying Index. The Fund’s Index Provider has removed Russian securities from the Underlying Index. To the extent that the Fund rebalances its portfolio and trades in non-Russian securities to seek to track the investment results of the underlying index, this may result in transaction costs and increased tracking error. The Fund is currently restricted from trading in Russian securities, including those in its portfolio, while the Underlying Index has removed Russian securities. This disparity will also lead to increased tracking error. The inability of the Fund to trade in Russian securities may adversely affect the Fund’s ability to meet its investment objective. It is unknown when, or if, sanctions may be lifted or the Fund’s ability to trade in Russian securities will resume.
Also, if an affected security is included in a Fund’s underlying index, a Fund may, where practicable, seek to eliminate its holdings of the affected security by employing or augmenting its representative sampling strategy to seek to track the investment results of its underlying index. The use of (or increased use of) a representative sampling strategy may increase a Fund’s tracking error risk. If the affected securities constitute a significant percentage of the underlying index, a Fund may not be able to effectively implement a representative sampling strategy, which may result in significant tracking error between a Fund’s performance and the performance of its underlying index.
Risk of Investing in Saudi Arabia.   The ability of foreign investors (such as the Funds) to invest in the securities of Saudi Arabian issuers is relatively new. Such ability could be restricted by the Saudi Arabian government at any time, and unforeseen risks could materialize with respect to foreign ownership in such securities. In addition, the Capital Market Authority (“CMA”) places investment limitations on the ownership of the securities of Saudi Arabian issuers by foreign investors, including a limitation on a Fund’s ownership of the securities of any single issuer listed on the Saudi Arabian Stock Exchange, which may prevent a Fund from investing in accordance with its strategy and contribute to tracking error against the Underlying Index. These restrictions may be changed or new restrictions, such as licensing requirements, special approvals or additional foreign taxes, may be instituted at any time. A Fund may not be able to obtain or maintain any such licenses or approvals and may not be able to buy and sell securities at full value. Major disruptions or regulatory changes could occur in the Saudi Arabian market, any of which could negatively impact a Fund. These risks may be exacerbated, compared to more developed markets, given the limited history of foreign investment in the Saudi Arabian market. Investments in Saudi Arabia may also be subject to loss due to expropriation or nationalization of assets and property or the imposition of restrictions on additional foreign investments and repatriation of capital. Such heightened risks may include, among others, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, crime and instability as a result of religious, ethnic and/or socioeconomic unrest. Saudi Arabia has privatized, or has begun the process of privatizing, certain entities and industries. Newly privatized companies may face strong competition from government-sponsored
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competitors that have not been privatized. In some instances, investors in newly privatized entities have suffered losses due to the inability of the newly privatized entities to adjust quickly to a competitive environment or changing regulatory and legal standards or, in some cases, due to re-nationalization of such privatized entities. There is no assurance that similar losses will not recur. Saudi Arabia is highly reliant on income from the sale of petroleum and trade with other countries involved in the sale of petroleum, and its economy is therefore vulnerable to changes in foreign currency values and the market for petroleum, as well as acts targeting petroleum production or processing facilities in Saudi Arabia. As global demand for petroleum fluctuates, Saudi Arabia may be significantly impacted. In the recent past, the Saudi Arabian government has explored privatization and diversification of the economy in the wake of a diminished petroleum market.
Like most Middle Eastern governments, the government of Saudi Arabia exercises substantial influence over many aspects of the private sector. Although liberalization in the wider economy is underway, in many areas it has lagged significantly: restrictions on foreign ownership persist, and the government has an ownership stake in many key industries. The situation is exacerbated by the fact that Saudi Arabia is governed by an absolute monarchy. Saudi Arabia has historically experienced strained relations with economic partners worldwide, including other countries in the Middle East, due to geopolitical events. Incidents involving a Middle Eastern country’s or the region’s security, including terrorism, may cause uncertainty in their markets and may adversely affect its economy and a Fund’s investments.
Governmental actions in the future could have a significant effect on economic conditions in Saudi Arabia, which could affect private sector companies and a Fund, as well as the value of securities in a Fund’s portfolio. Any economic sanctions on Saudi Arabian individuals or Saudi Arabian corporate entities, or even the threat of sanctions, may result in the decline of the value and liquidity of Saudi Arabian securities, a weakening of the Saudi riyal or other adverse consequences to the Saudi Arabian economy. Any sanctions could also result in the immediate freeze of Saudi Arabian securities and/or funds investing in prohibited assets, impairing the ability of a Fund to buy, sell, receive or deliver those securities and/or assets. In addition, Saudi Arabia’s economy relies heavily on cheap, foreign labor, and changes in the availability of this labor supply could have an adverse effect on the economy.
The securities markets in Saudi Arabia may not be as developed as those in other countries. As a result, securities markets in Saudi Arabia are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. Shares of certain Saudi Arabian companies tend to trade less frequently than those of companies on exchanges in more developed markets. Such infrequent trading may adversely affect the pricing of these securities and a Fund’s ability to sell these securities in the future.
Although the political situation in Saudi Arabia is largely stable, Saudi Arabia has historically experienced political instability, and there remains the possibility that the stability will not hold in the future or that instability in the larger Middle East region could adversely impact the economy of Saudi Arabia. Instability may be caused by military developments, government interventions in the marketplace, terrorism, extremist attitudes, attempted social or political reforms, religious differences, or other factors. Additionally, anti-Western views held by certain groups in the Middle East may influence government policies regarding foreign investment. Further developments in U.S. relations with Saudi Arabia and other Middle-Eastern countries may affect these attitudes and policies. The U.S. is a significant trading partner of, or foreign investor in, Saudi Arabia. As a result, economic conditions of Saudi Arabia may be particularly affected by changes in the U.S. economy. A decrease in U.S. imports or exports, new trade and financial regulations or tariffs, changes in the U.S. dollar exchange rate or an economic slowdown in the U.S. may have a material adverse effect on the economic conditions of Saudi Arabia and, as a result, securities to which a Fund has exposure. Political instability in North Africa and the larger Middle East region has caused significant disruptions to many industries. Continued political and social unrest in these areas may negatively affect the value of securities in a Fund’s portfolio.
Certain issuers located in Saudi Arabia may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. A Fund, as an investor in such issuers, will be indirectly subject to those risks.
Risk of Investing in the Communication Services Sector.  The communication services sector consists of both companies in the telecommunication services industry as well as those in the media and entertainment industry. Examples of companies in the telecommunication services industry group include providers of fiber-optic, fixed-line, cellular and wireless
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telecommunications networks. Companies in the media and entertainment industry group encompass a variety of services and products including television broadcasting, gaming products, social media, networking platforms, online classifieds, online review websites, and Internet search engines. Companies in the communication services sector may be affected by industry competition, substantial capital requirements, government regulation, and obsolescence of communications products and services due to technological advancement. Fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company's profitability. In addition, while all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.
The communication services sector of a country’s economy is often subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new regulatory requirements may negatively affect the business of communications companies. Government actions around the world, specifically in the area of pre-marketing clearance of products and prices, can be arbitrary and unpredictable. The communications services industry can also be significantly affected by intense competition for market share, including competition with alternative technologies such as wireless communications, product compatibility and standardization, consumer preferences, rapid product obsolescence, research and development of new products, lack of standardization or compatibility with existing technologies, and a dependency on patent and copyright protections. Companies in the communication services sector may encounter distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in developing new products and services using new technology. Technological innovations may make the products and services of certain communications companies obsolete.
Telecommunications providers with exposure to the U.S. are generally required to obtain franchises or licenses in order to provide services in a given location. Licensing and franchise rights in the telecommunications sector are limited, which may provide an advantage to certain participants. Limited availability of such rights, high barriers to market entry and regulatory oversight, among other factors, have led to consolidation of companies within the sector, which could lead to further regulation or other negative effects in the future. Telecommunication providers investing in non-U.S. countries may be subject to similar risks. Additional risks include those related to competitive challenges in the U.S. from non-U.S. competitors engaged in strategic joint ventures with U.S. companies and in non-U.S. markets from both U.S. and non-U.S. competitors.
Companies in the media and entertainment industries can be significantly affected by several factors, including competition, particularly in formulation of products and services using new technologies, cyclicality of revenues and earnings, a potential decrease in the discretionary income of targeted individuals, changing consumer tastes and interests, and the potential increase in government regulation. Companies in the media and entertainment industries may become obsolete quickly. Advertising spending can be an important revenue source for media and entertainment companies. During economic downturns advertising spending typically decreases and, as a result, media and entertainment companies tend to generate less revenue.
Risk of Investing in the Consumer Discretionary Sector.  Companies engaged in the design, production or distribution of products or services for the consumer discretionary sector (including, without limitation, television and radio broadcasting, manufacturing, publishing, recording and musical instruments, motion pictures, photography, amusement and theme parks, gaming casinos, sporting goods and sports arenas, camping and recreational equipment, toys and games, apparel, travel-related services, automobiles, hotels and motels, and fast food and other restaurants) are subject to the risk that their products or services may become obsolete quickly. The success of these companies can depend heavily on disposable household income and consumer spending. During periods of an expanding economy, the consumer discretionary sector may outperform the consumer staples sector, but may underperform when economic conditions worsen. Moreover, the consumer discretionary sector can be significantly affected by several factors, including, without limitation, the performance of domestic and international economies, exchange rates, changing consumer preferences, demographics, marketing campaigns, cyclical revenue generation, consumer confidence, commodity price volatility, labor relations, interest rates, import and export controls, intense competition, technological developments and government regulation.
Risk of Investing in the Consumer Staples Sector.  Companies in the consumer staples sector may be adversely affected by changes in the global economy, consumer spending, competition, demographics and consumer preferences, and production spending. Companies in the consumer staples sector may also be affected by changes in global economic, environmental and political events, economic conditions, the depletion of resources, and government regulation. For instance, government regulations may affect the permissibility of using various food additives and production methods of companies that make
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food products, which could affect company profitability. In addition, tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Companies in the consumer staples sector also may be subject to risks pertaining to the supply of, demand for and prices of raw materials. The prices of raw materials fluctuate in response to a number of factors, including, without limitation, changes in government agricultural support programs, exchange rates, import and export controls, changes in international agricultural and trading policies, and seasonal and weather conditions. Companies in the consumer staples sector may be subject to severe competition, which may also have an adverse impact on their profitability.
Risk of Investing in the Energy Sector.  Companies in the energy sector are strongly affected by the changes in and volatility of global energy prices, energy supply and demand, government regulations and policies, energy production and conservation efforts, technological change, development of alternative energy sources, and other factors that they cannot control. Energy companies may have relatively high levels of debt and may be more likely to restructure their businesses if there are downturns in energy markets or in the global economy. If an energy company in a Fund's portfolio becomes distressed, a Fund could lose all or a substantial portion of its investment. The energy sector is cyclical and is highly dependent on commodity prices. Prices and supplies of energy may fluctuate significantly over short and long periods of time due to, among other things, national and international political changes, Organization of Petroleum Exporting Countries (“OPEC”) policies, changes in relationships among OPEC members and between OPEC and oil-importing nations, the regulatory environment, taxation policies, the enactment or cessation of trade sanctions, war or other geopolitical conflicts, and the economies of key energy-consuming countries. Companies in the energy sector may be adversely affected by terrorism, cyber incidents, natural disasters or other catastrophes. Companies in the energy sector are at risk of liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims. Significant oil and gas deposits are located in emerging markets countries where corruption and security may raise significant risks, in addition to the other risks of investing in emerging markets. Additionally, the Middle East, where many companies in the energy sector may operate, has experienced conflict and unrest. Companies in the energy sector may also be adversely affected by changes in exchange rates, interest rates, economic conditions, tax treatment, government regulation and intervention, negative perception, efforts at energy conservation and world events in the regions in which the companies operate (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). Because a significant portion of revenues of companies in this sector is derived from a relatively small number of customers that are largely composed of governmental entities and utilities, governmental budget constraints may have a significant impact on companies in this sector. The energy sector is highly regulated. Entities operating in the energy sector are subject to significant regulation of nearly every aspect of their operations by governmental agencies. Such regulation can change rapidly or over time in both scope and intensity. Stricter laws, regulations or enforcement policies could be enacted, which would likely increase compliance costs and may materially adversely affect the financial performance of companies in the energy sector.
The energy sector may experience significant market volatility. For example, Russia’s large-scale invasion of Ukraine on February 24, 2022 led to further disruptions and increased volatility in the energy and commodity futures markets due to actual and potential disruptions in the supply and demand for certain commodities, including oil and natural gas. The U.S. and other actors have enacted various sanctions and restrictions on business dealings with Russia, which include restrictions on imports of oil, natural gas and coal. The effect of the current sanctions and restrictions, as well as the extent and duration of the Russian military action, additional sanctions and associated market disruptions on the energy sector, are impossible to predict and depend on a number of factors. The effect of these events or any related developments could be significant and may have a severe adverse effect on the performance of a Fund.
Risk of Investing in the Financials Sector.  Companies in the financials sector include small, regional and money center banks, securities brokerage firms, asset management companies, savings banks and thrift institutions, specialty finance companies (e.g., credit card, mortgage providers), insurance and insurance brokerage firms, consumer finance firms, financial conglomerates and foreign banking and financial companies.
Most financial companies are subject to extensive governmental regulation, which limits their activities and may affect their ability to earn a profit from a given line of business. Government regulation may change frequently and may have significant adverse consequences for companies in the financials sector, including effects not intended by the regulation. Direct governmental intervention in the operations of financial companies and financial markets may materially and adversely affect the companies in which a Fund invests, including legislation in many countries that may increase government regulation, repatriation and other intervention. The impact of governmental intervention and legislative changes on any individual financial company or on the financials sector as a whole cannot be predicted. The valuation of financial companies has been
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and continues to be subject to unprecedented volatility and may be influenced by unpredictable factors, including interest rate risk and sovereign debt default. Certain financial businesses are subject to intense competitive pressures, including market share and price competition. Financial companies in foreign countries are subject to market-specific and general regulatory and interest rate concerns. In particular, government regulation in certain foreign countries may include taxes and controls on interest rates, credit availability, minimum capital requirements, bans on short sales, limits on prices and restrictions on currency transfers. In addition, companies in the financials sector may be the targets of hacking and potential theft of proprietary or customer information or disruptions in service, which could have a material adverse effect on their businesses.
The profitability of banks, savings and loan associations and other financial companies is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change; for instance, when interest rates go up, the value of securities issued by many types of companies in the financials sector generally goes down. In other words, financial companies may be adversely affected in certain market cycles, including, without limitation, during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and during periods of declining economic conditions, which may cause, among other things, credit losses due to financial difficulties of borrowers.
In addition, general economic conditions are important to the operations of these companies, and financial difficulties of borrowers may have an adverse effect on the profitability of financial companies. Companies in the financials sector are exposed directly to the credit risk of their borrowers and counterparties, who may be leveraged to an unknown degree, including through swaps and other derivatives products, and who at times may be unable to meet their obligations to the financial services companies. Financial services companies may have significant exposure to the same borrowers and counterparties, with the result that a borrower’s or counterparty’s inability to meet its obligations to one company may affect other companies with exposure to the same borrower or counterparty. This interconnectedness of risk, including cross-default risk, may result in significant negative impacts to the financial condition and reputation of companies with direct exposure to the defaulting counterparty as well as adverse cascading effects in the markets and the financials sector generally. Financial companies can be highly dependent upon access to capital markets, and any impediments to such access, such as adverse overall economic conditions or a negative perception in the capital markets of a financial company’s financial condition or prospects, could adversely affect its business. Deterioration of credit markets can have an adverse impact on a broad range of financial markets, causing certain financial companies to incur large losses. In these conditions, companies in the financials sector may experience significant declines in the valuation of their assets, take actions to raise capital and even cease operations. Some financial companies may also be required to accept or borrow significant amounts of capital from government sources and may face future government-imposed restrictions on their businesses or increased government intervention. In addition, there is no guarantee that governments will provide any such relief in the future. These actions may cause the securities of many companies in the financials sector to decline in value.
Risk of Investing in the Healthcare Sector.  Companies in the healthcare sector are often issuers whose profitability may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising or falling costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, a limited number of products, industry innovation, changes in technologies and other market developments. Many healthcare companies are heavily dependent on patent protection and the actual or perceived safety and efficiency of their products.
Patents have a limited duration, and, upon expiration, other companies may market substantially similar “generic” products that are typically sold at a lower price than the patented product, which can cause the original developer of the product to lose market share and/or reduce the price charged for the product, resulting in lower profits for the original developer. As a result, the expiration of patents may adversely affect the profitability of these companies.
In addition, because the products and services of many companies in the healthcare sector affect the health and well-being of many individuals, these companies are especially susceptible to extensive litigation based on product liability and similar claims. Healthcare companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the healthcare sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, which can result in increased development costs, delayed cost recovery and loss of competitive advantage to the extent that rival companies have developed competing products or procedures, adversely affecting the company’s revenues and profitability. In other words, delays in the regulatory approval process may diminish the opportunity for a company to profit from a new product or to bring a new product to market, which could have a material adverse effect on a company’s business. Healthcare companies may also be strongly affected by scientific biotechnology or technological developments, and their products may quickly become obsolete. Also, many healthcare
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companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws. Changes in governmental policies or laws may span a wide range of topics, including cost control, national health insurance, incentives for compensation in the provision of healthcare services, tax incentives and penalties related to healthcare insurance premiums, and promotion of prepaid healthcare plans. In addition, a number of legislative proposals concerning healthcare have been considered by the U.S. Congress in recent years. It is unclear what proposals will ultimately be enacted, if any, and what effect they may have on companies in the healthcare sector.
Additionally, the expansion of facilities by healthcare-related providers may be subject to “determinations of need” by certain government authorities. This process not only generally increases the time and costs involved in these expansions, but also makes expansion plans uncertain, limiting the revenue and profitability growth potential of healthcare-related facilities operators and negatively affecting the prices of their securities. Moreover, in recent years, both local and national governmental budgets have come under pressure to reduce spending and control healthcare costs, which could both adversely affect regulatory processes and public funding available for healthcare products, services and facilities.
Risk of Investing in the Industrials Sector.  The value of securities issued by companies in the industrials sector may be adversely affected by supply of and demand for both their specific products or services and for industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, trade disputes, world events and economic conditions may affect the performance of companies in the industrials sector. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. For example, commodity price declines and unit volume reductions resulting from an over-supply of materials used in the industrials sector can adversely affect the sector. Furthermore, companies in the industrials sector may be subject to liability for environmental damage, product liability claims, depletion of resources, and mandated expenditures for safety and pollution control.
Risk of Investing in the Materials Sector.  Companies in the materials sector may be adversely affected by commodity price volatility, exchange rate fluctuations, social and political unrest, war, import or export controls, increased competition, depletion of resources, technical progress, labor relations and government regulations, and mandated expenditures for safety and pollution control, among other factors. Such risks may adversely affect the issuers to which the Fund has exposure. Companies in the materials sector are also at risk of liability for environmental damage and product liability claims. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns. These risks are heightened for companies in the materials sector located in foreign markets.
Risk of Investing in the Real Estate Industry.  Companies in the real estate industry include companies that invest in real estate, such as real estate investment trusts (“REITs”), real estate holding and operating companies or real estate development companies (collectively, “Real Estate Companies”). Investing in Real Estate Companies exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which Real Estate Companies are organized and operated. The real estate industry is highly sensitive to general and local economic conditions and developments, and characterized by intense competition and periodic overbuilding. Investing in Real Estate Companies involves various risks. Some risks that are specific to Real Estate Companies are discussed in greater detail below.
Concentration Risk. Real Estate Companies may own a limited number of properties and concentrate their investments in a particular geographic region or property type. Economic downturns affecting a particular region, industry or property type may lead to a high volume of defaults within a short period.
Distressed Investment Risk. Real Estate Companies may invest in distressed, defaulted or out-of-favor bank loans. Identification and implementation by a Real Estate Company of loan modification and restructure programs involves a high degree of uncertainty. Even successful implementation may still require adverse compromises and may not prevent bankruptcy. Real Estate Companies may also invest in other debt instruments that may become non-performing, including the securities of companies with higher credit and market risk due to financial or operational difficulties. Higher risk securities may be less liquid and more volatile than the securities of companies not in distress.
Illiquidity Risk. Investing in Real Estate Companies may involve risks similar to those associated with investing in small-capitalization companies. Real Estate Company securities, like the securities of small-capitalization companies, may be more volatile than, and perform differently from, shares of large-capitalization companies. There may be less trading in Real Estate Company shares, which means that buy and sell transactions in those shares could have a magnified impact on share price, resulting in abrupt or erratic price fluctuations. In addition, real estate is relatively illiquid, and, therefore, a Real Estate Company may have a limited ability to vary or liquidate properties in response to changes in economic or other conditions.
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Interest Rate Risk. Rising interest rates could result in higher costs of capital for Real Estate Companies, which could negatively impact a Real Estate Company’s ability to meet its payment obligations. Declining interest rates could result in increased prepayment on loans and require redeployment of capital in less desirable investments.
Leverage Risk. Real Estate Companies may use leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a Real Estate Company’s operations and market value in periods of rising interest rates. Real Estate Companies are also exposed to the risks normally associated with debt financing. Financial covenants related to a Real Estate Company’s leverage may affect the ability of the Real Estate Company to operate effectively. In addition, real property may be subject to the quality of credit extended and defaults by borrowers and tenants. If the properties do not generate sufficient income to meet operating expenses, including, where applicable, debt service, ground lease payments, tenant improvements, third-party leasing commissions and other capital expenditures, the income and ability of a Real Estate Company to make payments of any interest and principal on its debt securities will be adversely affected.
Loan Foreclosure Risk. Real Estate Companies may foreclose on loans that the Real Estate Company originated and/or acquired. Foreclosure may generate negative publicity for the underlying property that affects its market value. In addition to the length and expense of such proceedings, the validity of the terms of the applicable loan may not be recognized in foreclosure proceedings. Claims and defenses asserted by borrowers or other lenders may interfere with the enforcement of rights by a Real Estate Company. Parallel proceedings, such as bankruptcy, may also delay resolution and limit the amount of recovery on a foreclosed loan by a Real Estate Company even where the property underlying the loan is liquidated.
Management Risk. Real Estate Companies are dependent upon management skills and may have limited financial resources. Real Estate Companies are generally not diversified and may be subject to heavy cash flow dependency, default by borrowers and voluntary liquidation. In addition, transactions between Real Estate Companies and their affiliates may be subject to conflicts of interest, which may adversely affect a Real Estate Company’s shareholders. A Real Estate Company may also have joint venture investments in certain of its properties, and, consequently, its ability to control decisions relating to such properties may be limited.
Property Risk. Real Estate Companies may be subject to risks relating to functional obsolescence or reduced desirability of properties; extended vacancies due to economic conditions and tenant bankruptcies; catastrophic events such as earthquakes, hurricanes and terrorist acts; and casualty or condemnation losses. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changes in consumer preferences and values, or increasing vacancies or declining rents resulting from legal, cultural, technological, global or local economic developments.
Regulatory Risk. Real estate income and values may be adversely affected by such factors as applicable domestic and foreign laws (including tax laws). Government actions, such as tax increases, zoning law changes, mandated closures or other commercial restrictions or environmental regulations, also may have a major impact on real estate income and values. In addition, quarterly compliance with regulations limiting the proportion of asset types held by a U.S. REIT may force certain Real Estate Companies to liquidate or restructure otherwise attractive investments. Some countries may not recognize REITs or comparable structures as a viable form of real estate funds.
Underlying Investment Risk. Real Estate Companies make investments in a variety of debt and equity instruments with varying risk profiles. For instance, Real Estate Companies may invest in debt instruments secured by commercial property that have higher risks of delinquency and foreclosure than loans on single family homes due to a variety of factors associated with commercial property, including the tie between income available to service debt and productive use of the property. Real Estate Companies may also invest in debt instruments and preferred equity that are junior in an issuer’s capital structure and that involve privately negotiated structures. Subordinated debt investments, such as B-Notes and mezzanine loans, involve a greater credit risk of default due to the need to service more senior debt of the issuer. Similarly, preferred equity investments involve a greater risk of loss than conventional debt financing due to their non-collateralized nature and subordinated ranking. Investments in commercial mortgage-backed securities may also be junior in priority in the event of bankruptcy or similar proceedings. Investments in senior loans may be effectively subordinated if the senior loan is pledged as collateral. The ability of a holder of junior claims to proceed against a defaulting issuer is circumscribed by the terms of the particular contractual arrangement, which vary considerably from transaction to transaction.
Risk of Investing in Technology Companies.  Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources and personnel. These companies may face rapid product obsolescence as well as unexpected risks and costs related to new product introduction and technological developments, such as artificial intelligence and machine learning. Technology companies may be adversely affected by
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disruptions to supply chains and distribution networks as well as issues at third-party partners. They are heavily dependent on patent and other intellectual property rights, and the loss or impairment of these rights may adversely affect their profitability. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action. These companies also may be adversely affected by, among other things, actual or perceived security vulnerabilities or other defects in their products and services, which may result in lawsuits, government enforcement actions and other remediation costs.
Risk of Investing in the Utilities Sector.  The utilities sector may be adversely affected by changing commodity prices, government regulation stipulating rates charged by utilities, increased tariffs, changes in tax laws, interest rate fluctuations and changes in the cost of providing specific utility services. The utilities industry is also subject to potential terrorist attacks, natural disasters and severe weather conditions, as well as regulatory and operational burdens associated with the operation and maintenance of nuclear facilities. Government regulators monitor and control utility revenues and costs, and therefore may limit utility profits. In certain countries, regulatory authorities may also restrict a company’s access to new markets, thereby diminishing the company’s long-term prospects.
There are substantial differences among the regulatory practices and policies of various jurisdictions, and any regulatory agency may make major shifts in policy from time to time. There is no assurance that regulatory authorities will, in the future, grant rate increases. Additionally, existing and possible future regulatory legislation may make it even more difficult for utilities to obtain adequate relief. Certain of the issuers of securities held in a Fund's portfolio may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing policies and impose additional requirements governing the licensing, construction and operation of nuclear power plants. Prolonged changes in climate conditions can also have a significant impact on both the revenues of an electric and gas utility as well as the expenses of a utility, particularly a hydro-based electric utility.
The rates that traditional regulated utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Rate changes may occur only after a prolonged approval period or may not occur at all, which could adversely affect utility companies when costs are rising. The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. As a result, some companies may be forced to defend their core business and may be less profitable. Deregulation may also permit a utility company to expand outside of its traditional lines of business and engage in riskier ventures.
Proxy Voting Policies
The Board has delegated the voting of proxies for each Fund’s securities to BFA pursuant to (i) the Open-End Active and Fixed Income Index Fund Proxy Voting Policy (the “Active Fund Proxy Voting Policy”), with respect to certain Funds, and (ii) the Index Equity Fund Proxy Voting Policy, with respect to certain other Funds, as applicable. Please refer to the table below, which discloses the policy applicable to each Fund in this SAI. Information that does not apply to a Fund does not form a part of that Fund’s SAI and should not be relied on by investors in that Fund. Only information that is clearly identified as applicable to a Fund is considered to form a part of that Fund’s SAI.
With respect to Funds covered by the Active Fund Proxy Voting Policy, BFA has adopted the BlackRock Active Investment Stewardship - Global Engagement and Voting Guidelines (the “BAIS Guidelines”). Certain of such Funds, as listed within the Active Fund Proxy Voting Policy and as disclosed in the table below, follow supplemental guidelines within the BAIS Guidelines that are applicable to certain climate and decarbonization issues (the “BAIS Climate and Decarbonization Stewardship Guidelines”).
With respect to Funds covered by the Index Equity Fund Proxy Voting Policy, BFA has adopted the BlackRock Investment Stewardship (“BIS”) Global Benchmark Policy, comprised of the Global Principles for Benchmark Policies, regional voting guidelines, and engagement priorities, which are each available upon request. In addition, certain of such Funds, as listed within the Index Equity Fund Proxy Voting Policy and as disclosed in the table below, follow supplemental guidelines that are applicable to certain climate and decarbonization issues (the “BIS Climate and Decarbonization Stewardship Guidelines”).

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Fund	Open-End Active and Fixed Income Index Fund Proxy Voting Policy	BAIS Climate and Decarbonization Stewardship Guidelines Apply	Index Equity Fund Proxy Voting Policy	BIS Climate and Decarbonization Stewardship Guidelines Apply
iShares Currency Hedged MSCI ACWI ex U.S. ETF	X
iShares Currency Hedged MSCI EAFE ETF	X
iShares Currency Hedged MSCI EAFE Small-Cap ETF	X
If a Fund invests in an underlying fund managed by BlackRock, the Fund will use its proxy voting policy when voting on proxies for the underlying fund while the underlying fund will use its proxy voting policy when voting proxies on investments the underlying fund holds. Therefore, the Fund may use the Active Fund Proxy Voting Policy while an underlying fund may use the Index Equity Fund Proxy Voting Policy, and the opposite is also true.
Copies of the Active Fund Proxy Voting Policy, Index Equity Fund Proxy Voting Policy, the BAIS Guidelines, the Global Principles for Benchmark Policies and the BIS Climate and Decarbonization Stewardship Guidelines are included in Appendix A of this SAI.
Information with respect to how proxies relating to each Fund’s portfolio securities, when available, were voted during the 12-month period ended June 30 is available: (i) without charge, upon request, by calling 1-800-iShares (1-800-474-2737) or through the Fund’s website at www.blackrock.com/proxyrecords; and (ii) on the SEC’s website at www.sec.gov.
Portfolio Holdings Information
On each Business Day (as defined in the Creation and Redemption of Creation Units section of this SAI), prior to the opening of regular trading on the Fund’s primary listing exchange, a Fund discloses on its website (www.iShares.com) certain information relating to the portfolio holdings that will form the basis of a Fund’s next net asset value per share calculation.
In addition, certain information may also be made available to certain parties:
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Communications of Data Files: A Fund may make available through the facilities of the National Securities Clearing Corporation (“NSCC”) or through posting on the www.iShares.com, prior to the opening of trading on each business day, a list of a Fund’s holdings (generally pro-rata) that Authorized Participants could deliver to a Fund to settle purchases of a Fund (i.e., Deposit Securities) or that Authorized Participants would receive from a Fund to settle redemptions of a Fund (i.e., Fund Securities). These files are known as the Portfolio Composition File and the Fund Data File (collectively, “Files”). The Files are applicable for the next trading day and are provided to the NSCC and/or posted on www.iShares.com after the close of markets in the U.S.
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Communications with Authorized Participants, Liquidity Providers and Certain Other Third Parties: Certain employees of BlackRock are responsible for interacting with Authorized Participants and liquidity providers with respect to discussing custom basket proposals as described in the Custom Baskets section of this SAI. As part of these discussions, these employees may discuss with an Authorized Participant or liquidity provider the securities a Fund is willing to accept for a creation, and securities that a Fund will provide on a redemption.
BlackRock employees may also discuss portfolio holdings-related information with broker/dealers, in connection with settling a Fund’s transactions, and securities lending borrowers in connection with loan transactions, each as may be necessary to conduct business in the ordinary course in a manner consistent with the disclosure in the Fund’s current registration statement.
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Communications with Listing Exchanges: From time to time, employees of BlackRock may discuss portfolio holdings information with the applicable primary listing exchange for a Fund as needed to meet the exchange listing standards.
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Communications with Other Portfolio Managers: Certain information may be provided to employees of BlackRock who manage funds that invest a significant percentage of their assets in shares of an underlying fund as necessary to manage the fund’s investment objective and strategy.
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Communication of Other Information: Certain explanatory information regarding the Files is released to Authorized Participants and liquidity providers on a daily basis, but is only done so after the Files are posted to www.iShares.com.
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Third-Party Service Providers: Certain portfolio holdings information may be disclosed to Fund Trustees and their counsel, outside counsel for the Funds, auditors and to certain third-party service providers (i.e., fund administrator, custodian, proxy voting service) for which a non-disclosure, confidentiality agreement or other obligation is in place with such service providers, as may be necessary to conduct business in the ordinary course in a manner consistent with applicable policies, agreements with the Funds, the terms of the current registration statements and federal securities laws and regulations thereunder.
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Liquidity Metrics: “Liquidity Metrics,” which seek to ascertain a Fund’s liquidity profile under BlackRock’s global liquidity risk methodology, include but are not limited to: (a) disclosure regarding the number of days needed to liquidate a portfolio or the portfolio’s underlying investments; and (b) the percentage of a Fund’s NAV invested in a particular liquidity tier under BlackRock’s global liquidity risk methodology. The dissemination of position-level liquidity metrics data and any non-public regulatory data pursuant to the Liquidity Rule (including SEC liquidity tiering) is not permitted unless pre-approved. Disclosure of portfolio-level liquidity metrics prior to 60 calendar days after calendar quarter-end requires a non-disclosure or confidentiality agreement and approval of the Trust’s Chief Compliance Officer. Portfolio-level liquidity metrics disclosure subsequent to 60 calendar days after calendar quarter-end requires the approval of portfolio management and must be disclosed to all parties requesting the information if disclosed to any party.
The Trust’s Chief Compliance Officer or his delegate may authorize disclosure of portfolio holdings information pursuant to the above policy and procedures, subject to restrictions on selective disclosure imposed by applicable law. The Board reviews the policy and procedures for disclosure of portfolio holdings information at least annually.
Construction and Maintenance of the Underlying Indexes
Descriptions of the Underlying Indexes are provided below.
With respect to certain underlying indexes of the iShares funds, BFA or its affiliates have held discussions with the applicable index provider regarding their business interest in licensing an index to track a particular market segment and conveyed investment concepts and strategies that could be considered for the index. The index provider designed and constituted such indices using concepts conveyed by BFA or its affiliates. For certain of these indices, the relevant fund may be the first or sole user of the underlying index. In its sole discretion, the index provider determines the composition of the securities and other instruments in such underlying index, the rebalance protocols of the underlying index, the weightings of the securities and other instruments in the underlying index, and any updates to the methodology. From time to time, BFA or its affiliates may also provide input relating to possible methodology changes of such underlying index pursuant to the index provider’s consultation process or pursuant to other communications with the index provider.
The MSCI Indexes
The MSCI indexes were founded in 1969 by Capital International S.A. as international performance benchmarks constructed to facilitate comparison of world markets. The MSCI single country standard equity indexes have covered the world's developed markets since 1969 and in 1987 MSCI commenced coverage of emerging markets.
Local stock exchanges traditionally calculated their own indexes, which were generally not comparable with one another due to differences in the representation of the local market, mathematical formulas, base dates and methods of adjusting for capital changes. MSCI, however, applies the same calculation methodology to all markets for all single country standard equity indexes, both developed and emerging.
MSCI Global Investable Market Indexes
MSCI's Global Investable Market Indexes (the “MSCI GIMI”) provide coverage and non-overlapping market segmentation by market capitalization size and by style. The MSCI GIMI intend to target approximately 99% coverage of the free float-adjusted market capitalization in each market of large-, mid- and small-cap securities. In each market, MSCI creates an Investable Market Index, Standard Index, Large Cap Index, Mid Cap Index and Small Cap Index. The Standard Index, Large Cap Index, Mid Cap Index and Small Cap Index are each subsets of the Investable Market Index for a market. The MSCI Global Standard
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Index is the aggregation of the Large Cap Index and Mid Cap Index and the MSCI GIMI is the aggregation of the MSCI Global Standard Index and MSCI Global Small Cap Index.
Selection Criteria. MSCI's index construction process involves: (i) defining the equity universe; (ii) determining the market investable equity universe for each market; (iii) determining market capitalization size segments for each market; (iv) applying final size segment investability requirements; and (v) applying index continuity rules for the MSCI Global Standard Index.
Defining the Equity Universe. MSCI begins with securities listed in countries in the MSCI GIMI. As of August 2025, 23 are classified as developed markets, 24 as emerging markets, and 28 as frontier markets. All listed equity securities and listed securities that exhibit characteristics of equity securities, except mutual funds, exchange traded funds, equity derivatives, limited partnerships and most investment trusts, are eligible for inclusion in the equity universe. REITs in some countries and certain income trusts in Canada are also eligible for inclusion. Each company and its securities (i.e., share classes) are classified in only one country.
Determining the Market Investable Equity Universe for Each Market. The equity universe in any market is derived by applying investability screens to individual companies and securities in that market. Some investability requirements are applied at the individual security level and some at the overall company level, represented by the aggregation of individual securities of the company. As a result, the inclusion or exclusion of one security does not imply the automatic inclusion or exclusion of other securities of the same company.
Determining Market Capitalization Size Segments for Each Market. In order to create size components that can be meaningfully aggregated into composites, individual market size segments balance the following two objectives:
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Achieving global size integrity by ensuring that companies of comparable and relevant sizes are included in a given size segment across all markets in a composite index; and
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Achieving consistent market coverage by ensuring that each market's size segment is represented in its proportional weight in the composite universe.
The Standard Indexes, Large Cap Indexes, Mid Cap Indexes, and Small Cap Indexes capture the following market capitalization size segments:
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MSCI Global Standard Indexes cover all investable large- and mid-cap securities by including the largest issuers comprising approximately 85% of each market’s free float-adjusted market capitalization.
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MSCI Global Large Cap Indexes provide coverage of all investable large-cap securities by including the largest issuers comprising approximately 70% of each market’s free float-adjusted market capitalization.
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MSCI Global Mid Cap Indexes provide coverage in each market by deriving the difference between the market coverage of the MSCI Global Standard Index and the MSCI Global Large Cap Index in that market.
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MSCI Global Small Cap Indexes provide coverage in each market by deriving the difference between the market coverage of the Investable Market Index and the MSCI Global Standard Index in that market.
Applying Final Size Segment Investability Requirements. In order to enhance replicability of the indexes, additional size segment investability requirements are set for the MSCI GIMI and MSCI Global Standard Index. These investability requirements include minimum free float-adjusted market capitalization, minimum liquidity, minimum foreign limits and minimum length of trading.
Applying Index Continuity Rules for the Standard Index. In order to achieve index continuity as well as provide some basic level of diversification within a market index, notwithstanding the effect of other index construction rules contained herein, a minimum number of five constituents will be maintained for a developed market Standard Index and a minimum number of three constituents will be maintained for an emerging market Standard Index.
Weighting. All indexes of the MSCI GIMI are free float weighted, i.e., companies are included in the indexes at the value of their free public float (free float multiplied by security price).
Regional Weights. Market capitalization-weighting, combined with a consistent target of approximately 99% of free float-adjusted market capitalization, helps ensure that each country's weight in regional and international indexes approximates its weight in the total universe of developing and emerging markets. A market is equivalent to a single country except for
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developed Europe, where all markets are aggregated into a single market for index construction purposes. Individual country indexes of the European developed markets are derived from the constituents of the MSCI GIMI Europe Index.
Free Float. MSCI defines the free float of a security as the proportion of shares outstanding that are deemed to be available for purchase in the public equity markets by international investors. In practice, limitations on free float available to international investors include: (i) strategic and other shareholdings not considered part of available free float; and (ii) limits on share ownership for foreigners.
MSCI calculates the free float-adjusted market capitalization of each security in the equity index universe by (i) defining and estimating the free float available to foreign investors; (ii) assigning a free float-adjustment factor to each security; and (iii) calculating the free float-adjusted market capitalization of each security.
Under MSCI's free float-adjustment methodology, a constituent's inclusion factor is equal to its estimated free float, rounded up to the closest 5% for constituents with free float equal to or exceeding 15%. For example, a constituent security with a free float of 23.2% will be included in the index at 25% of its market capitalization. For securities with a free float of less than 15%, the estimated free float is adjusted to the nearest 1%.
Price and Exchange Rates
Prices. The prices used to calculate all MSCI indexes are the official exchange closing prices or those figures accepted as such. MSCI reserves the right to use an alternative pricing source on any given day.
Exchange Rates. MSCI uses the World Markets/Reuters Closing Spot Rates taken at 4:00 p.m. London time. In case World Markets/Reuters does not provide rates for specific markets on given days (for example, Christmas Day and New Year's Day), the previous business day's rates are normally used. MSCI independently monitors the exchange rates on all its indexes. MSCI may under exceptional circumstances elect to use alternative sources of exchange rates if the World Markets/Reuters rates are not available, or if MSCI determines that the World Markets/Reuters rates are not reflective of market circumstances for a given currency on a particular day. In such circumstances, an announcement would be sent to clients with the related information. If appropriate, MSCI may conduct a consultation with the investment community to gather feedback on the most relevant exchange rate.
Changes to the Indexes. The MSCI GIMI are maintained with the objective of reflecting, on a timely basis, the evolution of the underlying equity markets. In maintaining the MSCI indexes, emphasis is also placed on continuity, replicability and minimizing turnover in the indexes. Maintaining the MSCI indexes involves many aspects, including: (i) additions to, and deletions from, the indexes; (ii) changes in number of shares; and (iii) changes in inclusion factors as a result of updated free float estimates.
Index maintenance can be described by three broad categories of changes:
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Semi-Annual Index Reviews (“SAIRs”), conducted on a fixed semi-annual timetable that systematically reassess the various dimensions of the equity universe for all markets;
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Quarterly Index Reviews (“QIRs”), aimed at promptly reflecting other significant market events; and
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Ongoing event-related changes, such as mergers, acquisitions, spin-offs, bankruptcies, reorganizations and other similar corporate events, which generally are implemented in the indexes as they occur.
Potential changes in the status of countries (stand-alone, frontier, emerging and developed) follow their own implementation time tables. In addition, reviews of company involvement in ESG controversies, when applicable, may differ by index and severity of the ESG controversy as determined by MSCI.
MSCI conducts SAIRs generally as of the close of the last business day of May and November. During the SAIRs, MSCI updates the investable equity universe and reassesses size segmentation investability requirements. MSCI also conducts QIRs generally as of the close of the last business day of February and August. During the QIRs, MSCI reflects changes in the index that were not captured at the time of their actual occurrence, but are significant enough to be included before the next SAIR. The results of the SAIR and QIR are generally announced at least ten business days in advance of implementation.
Creation of Sector and Industry Indexes using the Global Industry Classification Standard (GICS®)
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All securities in the Global Investable Equity Universe are assigned to the industry that best describes their business activities using the GICS. The GICS consists of sectors, industry groups, industries and sub-industries. Under the GICS, each company is assigned to one unique sub-industry according to its principal business activity (generally defined as the business activity that generates 60% or more of the company’s revenues). Narrower indexes may be derived based on industry classification, and may contain securities belonging to specific sectors, industry groups, industries, sub-industries or a combination thereof.
MSCI 25/50 Indexes
Each of the MSCI 25/50 Indexes (the “25/50 Indexes”) is a sub-index of either an MSCI Global Standard Index or an MSCI GIMI. Their construction reflects the diversification requirements applicable to RICs pursuant to Subchapter M of the Internal Revenue Code. MSCI uses the concept of “group entities” for the concentration limits of the capping methodologies in the 25/50 Indexes. A group entity is a group of companies that operate as an affiliated corporate group but may separately issue listed securities. To determine “group entities,” MSCI analyzes financial accounts of listed companies holding stakes of 20% or more in other listed companies to determine whether these stakes are controlling in nature. In certain cases, even in the absence of consolidated accounts, MSCI may also consider two companies as belonging to the same group entity where there is reasonable evidence of control based on other information. The 25/50 Indexes are free float-adjusted market capitalization-weighted indexes with a capping methodology applied to group entity weights so that no single group entity exceeds 25% of index weight, and all group entities with a weight above 5% do not cumulatively exceed 50% of the index weight. A buffer of 10% of the value of each of these caps is used in order to reduce the risk of noncompliance due to short term market movements between rebalances. As a result, at the point of constructing or rebalancing the 25/50 Indexes, the weight of any single group entity cannot exceed 22.5% of the index weight and all group entities with weight above 4.5% cannot exceed 45% of the index weight. A software application called the Barra Optimizer is utilized to calculate the capped index weights through an optimization function which is aimed at minimizing index turnover, tracking error and extreme deviation from the uncapped index.
MSCI Hedged Indexes
Each of the MSCI Hedged Indexes aims to represent the returns of an MSCI parent equity index with its currency risk hedged back to a single “home country” currency. MSCI provides monthly and daily hedging versions, either fully or partially hedged.
MSCI ACWI ex USA 100% Hedged to USD Index
Number of Components: approximately 1,980
Index Description. The MSCI ACWI ex USA 100% Hedged to USD Index (the “Underlying Index”) is based on the MSCI Hedged Indexes methodology and is an MSCI Global Standard Index. The Underlying Index aims to represent the returns of the MSCI ACWI ex USA Index with its currency risk hedged to the U.S. dollar on a monthly basis. The MSCI ACWI ex USA Index is a free float-adjusted market capitalization-weighted index designed to measure the combined equity market performance of developed and emerging markets countries, excluding the U.S. As of July 31, 2025, the Underlying Index consisted of securities from the following countries or regions: Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Kuwait, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Peru, the Philippines, Poland, Portugal, Qatar, Saudi Arabia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, the United Arab Emirates, and the U.K.
Calculation Methodology. The Fund utilizes the Underlying Index calculated with net dividends reinvested. MSCI uses the index constituent companies’ country of incorporation to determine the relevant dividend withholding tax rates in calculating the net dividends. The regular cash dividend is reinvested after deduction of withholding tax by applying the maximum rate of the company’s country of incorporation applicable to institutional investors. Net dividends means dividends after taxes withheld at the maximum rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Such withholding rates may differ from those applicable to U.S. residents.
MSCI EAFE 100% Hedged to USD Index
Number of Components: approximately 695
Index Description. The MSCI EAFE 100% Hedged to USD Index (the “Underlying Index”) is based on the MSCI Hedged Indexes methodology and is an MSCI Global Standard Index. The Underlying Index aims to represent the returns of the MSCI
40

EAFE Index with its currency risk hedged to the U.S. dollar on a monthly basis. The MSCI EAFE Index is used as a measure of international stock performance. Constituents of the Underlying Index include securities from Europe, Australasia and the Far East.
Calculation Methodology. The Fund utilizes the Underlying Index calculated with net dividends reinvested. MSCI uses the index constituent companies’ country of incorporation to determine the relevant dividend withholding tax rates in calculating the net dividends. The regular cash dividend is reinvested after deduction of withholding tax by applying the maximum rate of the company’s country of incorporation applicable to institutional investors. Net dividends means dividends after taxes withheld at the maximum rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Such withholding rates may differ from those applicable to U.S. residents.
MSCI EAFE Small Cap 100% Hedged to USD Index
Number of Components: approximately 1,991
Index Description. The MSCI EAFE Small Cap 100% Hedged to USD Index (the “Underlying Index”) is based on the MSCI Hedged Indexes methodology and is an MSCI Global Small Cap Index. The Underlying Index aims to represent the returns of the MSCI EAFE Small Cap Index with its currency risk hedged to the U.S. dollar on a monthly basis. The MSCI EAFE Small Cap Index represents the small-cap segment (i.e., listed securities with a market capitalization as of October 31, 2023 in the range of $35 million - $9 billion of the MSCI EAFE IMI Index). Under MSCI’s GIMI methodology, the small-cap universe consists of securities of those companies not included in the large-cap or mid-cap segments of a particular market, which together comprise approximately 85% of each market’s free float-adjusted market capitalization. The small-cap segment covers the 85%-99% range of each market’s free float-adjusted market capitalization.
Calculation Methodology. The Fund utilizes the Underlying Index calculated with net dividends reinvested. MSCI uses the index constituent companies’ country of incorporation to determine the relevant dividend withholding tax rates in calculating the net dividends. The regular cash dividend is reinvested after deduction of withholding tax by applying the maximum rate of the company’s country of incorporation applicable to institutional investors. Net dividends means dividends after taxes withheld at the maximum rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Such withholding rates may differ from those applicable to U.S. residents.
Additional Information. “MSCI,” MSCI ACWI ex USA 100% Hedged to USD Index, MSCI EAFE® 100% Hedged to USD Index and MSCI EAFE Small Cap 100% Hedged to USD Index are servicemarks of MSCI Inc. and have been licensed for use for certain purposes by BFA or its affiliates. The Funds are neither sponsored, endorsed, sold nor promoted by MSCI Inc., and MSCI Inc. makes no representation regarding the advisability of investing in any of the Funds.
Investment Policies
The Board has adopted as fundamental policies the following numbered investment policies, which cannot be changed without the approval of the holders of a majority of the applicable Fund’s outstanding voting securities. A vote of a majority of the outstanding voting securities of a Fund is defined in the Investment Company Act as the lesser of (i) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (ii) more than 50% of outstanding voting securities of the Fund. Each Fund has also adopted certain non-fundamental investment policies, including its investment objective. Non-fundamental investment policies may be changed by the Board without shareholder approval. Therefore, each Fund may change its investment objective and its Underlying Index without shareholder approval.
Fundamental Investment Policies
Each Fund may not:
1.
Concentrate its investments in a particular industry, as that term is used in the Investment Company Act, except that the Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the securities of a particular industry or group of industries.
2.
Borrow money, except as permitted under the Investment Company Act.
3.
Issue senior securities to the extent such issuance would violate the Investment Company Act.
4.
Purchase or hold real estate, except the Fund may purchase and hold securities or other instruments that are secured
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by, or linked to, real estate or interests therein, securities of REITs, mortgage-related securities and securities of issuers engaged in the real estate business, and the Fund may purchase and hold real estate as a result of the ownership of securities or other instruments.
5.
Underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be an underwriting or as otherwise permitted by applicable law.
6.
Purchase or sell commodities or commodity contracts, except as permitted by the Investment Company Act.
7.
Make loans to the extent prohibited by the Investment Company Act.
Notations Regarding each Fund's Fundamental Investment Policies
The following notations are not considered to be part of each Fund’s fundamental investment policies and are subject to change without shareholder approval.
With respect to the fundamental policy relating to concentration set forth in (1) above, the Investment Company Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. The policy in (1) above will be interpreted to refer to concentration as that term may be interpreted from time to time. The policy also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. There also will be no limit on investment in issuers domiciled in a single jurisdiction or country. Finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents. Each foreign government will be considered to be a member of a separate industry. With respect to each Fund's industry classifications, each Fund currently utilizes any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. The policy also will be interpreted to give broad authority to each Fund as to how to classify issuers within or among industries.
With respect to the fundamental policy relating to borrowing money set forth in (2) above, the Investment Company Act permits each Fund to borrow money in amounts of up to one-third of the Fund's total assets from banks for any purpose, and to borrow up to 5% of the Fund's total assets from banks or other lenders for temporary purposes. (The Fund's total assets include the amounts being borrowed.) To limit the risks attendant to borrowing, the Investment Company Act requires each Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of each Fund's total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Borrowing money to increase portfolio holdings is known as “leveraging.” Certain trading practices and investments, such as reverse repurchase agreements, may be considered to be borrowings or involve leverage and thus are subject to the Investment Company Act restrictions. In accordance with Rule 18f-4 under the Investment Company Act, when each Fund engages in reverse repurchase agreements and similar financing transactions, the Fund may either (i) maintain asset coverage of at least 300% with respect to such transactions and any other borrowings in the aggregate, or (ii) treat such transactions as “derivatives transactions” and comply with Rule 18f-4 with respect to such transactions. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy.
With respect to the fundamental policy relating to underwriting set forth in (5) above, the Investment Company Act does not prohibit a fund from engaging in the underwriting business or from underwriting the securities of other issuers; in fact, in the case of diversified funds, the Investment Company Act permits a fund to have underwriting commitments of up to 25% of its assets under certain circumstances. Those circumstances currently are that the amount of a fund’s underwriting commitments, when added to the value of a fund’s investments in issuers where a fund owns more than 10% of the outstanding voting securities of those issuers, cannot exceed the 25% cap. A fund engaging in transactions involving the acquisition or disposition of portfolio securities may be considered to be an underwriter under the 1933 Act. Although it is not believed that the application of the 1933 Act provisions described above would cause a fund to be engaged in the business of underwriting, the policy in (5) above will be interpreted not to prevent a fund from engaging in transactions
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involving the acquisition or disposition of portfolio securities, regardless of whether a fund may be considered to be an underwriter under the 1933 Act or is otherwise engaged in the underwriting business to the extent permitted by applicable law.
With respect to the fundamental policy relating to lending set forth in (7) above, the Investment Company Act does not prohibit each Fund from making loans (including lending its securities); however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets (including lending its securities), except through the purchase of debt obligations or the use of repurchase agreements. In addition, collateral arrangements with respect to options, forward currency and futures transactions and other derivative instruments (as applicable), as well as delays in the settlement of securities transactions, will not be considered loans.
Non-Fundamental Investment Policies of the Funds.
Under its non-fundamental investment restrictions, which may be changed by the Board without shareholder approval, each Fund may not:
1.
Purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) of the Investment Company Act, at any time the Fund has knowledge that its shares are purchased by another investment company investor in reliance on the provisions of subparagraph (G) of Section 12(d)(1). The foregoing restriction does not restrict the Fund from acquiring the shares of registered open-end investment companies to the extent otherwise permissible under other provisions of the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.
2.
In accordance with Rule 35d-1 under the 1940 Act, under normal circumstances, invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the component securities (including indirect investments through the underlying fund) and other instruments of its Underlying Index or in depositary receipts representing component securities in its Underlying Index (applicable to iShares Currency Hedged MSCI ACWI ex U.S. ETF and iShares Currency Hedged MSCI EAFE Small-Cap ETF).
3.
In accordance with Rule 35d-1 under the 1940 Act, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the component securities in its Underlying Index or in Depositary Receipts representing component securities in its Underlying Index (applicable to iShares Currency Hedged MSCI EAFE ETF).
A Fund will notify its shareholders at least 60 days prior to any change in its restrictions described in 2 and 3 above.
Notations Regarding each Fund’s Fundamental and Non-Fundamental Investment Policies
Unless otherwise indicated, all limitations under each Fund’s fundamental or non-fundamental investment restrictions apply only at the time that a transaction is undertaken. Any change in the percentage of each Fund’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in each Fund’s total assets will not require the Fund to dispose of an investment.
Continuous Offering
The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.
For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares and sells such shares directly to customers or if it chooses to couple the creation of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all of the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.
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Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on the Listing Exchange generally is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is available only with respect to transactions on an exchange.
Management
Trustees and Officers.  The Board has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).
The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into the BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the iShares Complex (each, a “BlackRock Fund Complex”). Each Fund is included in the iShares Complex, which includes iShares Trust, iShares U.S. ETF Trust, and iShares, Inc. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the iShares Complex, which consists of 424 funds as of November 28, 2025. With the exception of Stephen Cohen, Robert S. Kapito and Aaron Wasserman, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito and Mr. Wasserman is c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The address of Mr. Cohen is c/o BlackRock, Inc., Drapers Gardens, 12 Throgmorton Avenue, London EC2N 2DL United Kingdom. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds' Trustees and officers may be found in this SAI, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).
Interested Trustees
Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[1] (1957)	Trustee (since 2009).
President of BlackRock, Inc. (since
2006); Vice Chairman of BlackRock,
Inc. and Head of BlackRock’s
Portfolio Management Group (since
its formation in 1998) and BlackRock,
Inc.’s predecessor entities (since
1988); Trustee, University of
Pennsylvania (since 2009); President
of Board of Directors, Hope & Heroes
Children’s Cancer Fund (since 2002).
Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).
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Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Stephen Cohen[2] (1975)	Trustee (since 2024).
Senior Managing Director, Head of
Global Product Solutions of
BlackRock, Inc. (since 2024); Senior
Managing Director, Head of Europe,
Middle East and Africa Regions of
BlackRock, Inc. (2021-2024); Head of
iShares Index and Wealth in EMEA of
BlackRock, Inc. (2017-2021); Global
Head of Fixed Income Indexing of
BlackRock, Inc. (2016-2017); Chief
Investment Strategist for
International Fixed Income and
iShares of BlackRock, Inc. (2011-
2015).
Director of iShares, Inc. (since 2024); Trustee of iShares U.S. ETF Trust (since 2024).

1
Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
2
Stephen Cohen is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
Independent Trustees
Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Kerrigan (1955)	Trustee (since 2005); Independent Board Chair (since 2022).	Chief Investment Officer, Santa Clara University (2002-2025).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2022).
Jane D. Carlin (1956)	Trustee (since 2015); Securities Lending Committee Chair (since 2025).
Consultant (since 2012); Member of
the Audit Committee (2012-2018),
Chair of the Nominating and
Governance Committee (2017-2018)
and Director of PHH Corporation
(mortgage solutions) (2012-2018);
Managing Director and Global Head
of Financial Holding Company
Governance & Assurance and the
Global Head of Operational Risk
Management of Morgan Stanley
(2006-2012).

Director of iShares, Inc. (since 2015);
Trustee of iShares U.S. ETF Trust
(since 2015); Member of the Audit
Committee (since 2016), Chair of the
Audit Committee (since 2020) and
Director of The Hanover Insurance
Group, Inc. (since 2016).

Richard L. Fagnani (1954)	Trustee (since 2017); 15(c) Committee Chair (since 2025).	Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
Laura F. Fergerson (1962)	Trustee (since 2024); Audit Committee Chair (since 2025).	President, Franklin Templeton Services, LLC (2017-2024); Director of the Board of Crocker Art Museum Association (since 2019); President, Crocker Art Museum Foundation (2022-2023).	Director of iShares, Inc. (since 2024); Trustee of iShares U.S. ETF Trust (since 2024).
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Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (1949)	Trustee (since 2005).
Chair of the Finance Committee
(since 2019) and Trustee and
Member of the Finance, Audit and
Quality Committees of Stanford
Health Care (since 2016); Trustee of
WNET, New York's public media
company (since 2011) and Member
of the Audit Committee (since 2018),
Investment Committee (since 2011)
and Personnel Committee (since
2022); Member of the Wyoming
State Investment Funds Committee
(since 2022); Trustee of Forward
Funds (14 portfolios) (2009-2018);
Trustee of Salient MF Trust (4
portfolios) (2015-2018); Director of
the Jackson Hole Center for the Arts
(since 2021).
Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).
James Lam (1961)	Trustee (since 2024); Risk Committee Chair (since 2025).
President, James Lam & Associates,
Inc. (since 2002); Director of the FAIR
Institute (since 2020); adjunct
professor at Carnegie Mellon
University (since 2018); Member,
Zicklin School of Business Dean's
Council of Baruch College (since
2017); Director and Audit Committee
Chair of RiskLens, Inc. (2018-2023);
Director, Risk Oversight Committee
Chair and Audit Committee Member
of E*TRADE Financial and E*TRADE
Bank (2012-2020).
Director of iShares, Inc. (since 2024); Trustee of iShares U.S. ETF Trust (since 2024).
Drew E. Lawton (1959)	Trustee (since 2017); Fixed Income Plus Committee Chair (since 2025).	Senior Managing Director of New York Life Insurance Company (2010- 2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017); Director of Jackson Financial Inc. (since 2021).
John E. Martinez (1961)	Trustee (since 2003); Equity Plus Committee Chair (since 2025).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).
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Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Madhav V. Rajan (1964)	Trustee (since 2011); Nominating and Governance Committee Chair (since 2025).
Dean, and George Pratt Shultz
Professor of Accounting, University
of Chicago Booth School of Business
(since 2017); Advisory Board
Member (since 2016) and Director
(since 2020) of C.M. Capital
Corporation; Chair of the Board for
the Center for Research in Security
Prices, LLC (since 2020); Director of
WellBe Senior Medical (since 2023);
Robert K. Jaedicke Professor of
Accounting, Stanford University
Graduate School of Business (2001-
2017); Professor of Law (by
courtesy), Stanford Law School
(2005-2017); Senior Associate Dean
for Academic Affairs and Head of
MBA Program, Stanford University
Graduate School of Business (2010-
2016).
Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).
Officers
Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years
Jessica Tan (1980)	President (since 2024).
Managing Director of BlackRock, Inc.
(since 2015); Head of Global Product
Solutions, Americas of BlackRock,
Inc. (since 2024) and Head of
Sustainable and Transition Solutions
of BlackRock, Inc. (2022-2024);
Global Head of Corporate Strategy of
BlackRock, Inc. (2019-2022); Chief of
Staff to the CEO of BlackRock, Inc.
(2017-2019).

Trent Walker (1974)	Treasurer and Chief Financial Officer (since 2020).
Managing Director of BlackRock, Inc.
(since 2019); Chief Financial Officer
of iShares Delaware Trust Sponsor
LLC, BlackRock Funds, BlackRock
Funds II, BlackRock Funds IV,
BlackRock Funds V and BlackRock
Funds VI (since 2021).

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Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years
Aaron Wasserman (1974)	Chief Compliance Officer (since 2023).
Managing Director of BlackRock, Inc.
(since 2018); Chief Compliance
Officer of the BlackRock Multi-Asset
Complex, the BlackRock Fixed-
Income Complex and the iShares
Complex (since 2023); Deputy Chief
Compliance Officer for the BlackRock
Multi-Asset Complex, the BlackRock
Fixed-Income Complex and the
iShares Complex (2014-2023).

Marisa Rolland (1980)	Secretary (since 2022).	Managing Director of BlackRock, Inc. (since 2023); Director of BlackRock, Inc. (2018-2022).
Jennifer Hsui (1976)	Executive Vice President (since 2022).	Managing Director of BlackRock, Inc. (since 2009); Co-Head of Index Equity of BlackRock, Inc. (since 2022).
James Mauro (1970)	Executive Vice President (since 2021).	Managing Director of BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco Core Portfolio Management of BlackRock, Inc. (since 2020).
Elise Terry (1977)	Executive Vice President (since 2025).
Managing Director of BlackRock, Inc.
(since 2016); Head of U.S. iShares
(since 2024); Co-Head of Distribution
for U.S. Wealth Advisory (2023-2024);
National Sales Manager, Wirehouse
Channel (2020-2023).

Daniel Prince (1981)	Executive Vice President (since 2025).	Managing Director of BlackRock, Inc. (since 2023); Director of BlackRock, Inc. (2015-2022); Head of U.S. iShares Product (since 2025); Head of iShares Product Consulting (2015-2025).
The Board has concluded that, based on each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees, each Trustee should serve as a Trustee of the Board. Among the attributes common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Funds' investment adviser, other service providers, counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees. A Trustee’s ability to perform his or her duties effectively may have been attained through the Trustee’s educational background or professional training; business, consulting, public service or academic positions; experience from service as a Board member of the Funds and the other funds in the Trust (and any predecessor funds), other investment funds, public companies, or non-profit entities or other organizations; and/or other life experiences. Also, set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each Trustee that led the Board to conclude that he or she should serve (or continue to serve) as a Trustee.
Robert S. Kapito has been a Trustee of the Trust since 2009. Mr. Kapito has also served as a Director of iShares, Inc. since 2009, a Trustee of iShares U.S. ETF Trust since 2011 and a Director of BlackRock, Inc. since 2006. Mr. Kapito served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2010 to 2015. In addition, he has over 20 years of experience as part of
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BlackRock, Inc. and BlackRock’s predecessor entities. Mr. Kapito serves as President of BlackRock, Inc., and is a member of the Global Executive Committee and Chairman of the Global Operating Committee. He is responsible for day-to-day oversight of BlackRock's key operating units, including Investment Strategies, Client Businesses, Technology & Operations, and Risk & Quantitative Analysis. Prior to assuming his current responsibilities in 2007, Mr. Kapito served as Vice Chairman of BlackRock, Inc. and Head of BlackRock's Portfolio Management Group. In that role, he was responsible for overseeing all portfolio management within BlackRock, including the Fixed Income, Equity, Liquidity, and Alternative Investment Groups. Mr. Kapito serves as a member of the Board of Trustees of the University of Pennsylvania and the Harvard Business School Board of Dean’s Advisors. He has also been President of the Board of Directors for the Hope & Heroes Children's Cancer Fund since 2002. Mr. Kapito earned a BS degree in economics from the Wharton School of the University of Pennsylvania in 1979, and an MBA degree from Harvard Business School in 1983.
Stephen Cohen has been a Trustee of the Trust since 2024. Mr. Cohen has also served as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust since 2024. Mr. Cohen has also served as a Director of BlackRock Investment Management (UK) Limited, Director of BlackRock International Limited, and Director of BlackRock Group Limited since 2021. Mr. Cohen, Senior Managing Director, is BlackRock’s Chief Product Officer and a member of the Global Executive Committee. Mr. Cohen is responsible for the business strategy, innovation and commercialization of BlackRock’s full investment product platform, aligning product strategies with client needs and market trends, and unlocking new growth opportunities across iShares, Active, and Private Markets. Before assuming his current role in January 2024, Mr. Cohen served as the Head of Europe, Middle East and Africa from 2021, leading BlackRock in the region. He was previously Head of the iShares, Index and Wealth businesses in EMEA, overseeing BlackRock's relationships with wealth management firms and platforms, the development and distribution of active and index investments, and the firm’s equity index portfolio management capability in the region. Having joined BlackRock in 2011, Mr. Cohen initially served as the Chief Investment Strategist for International Fixed Income and iShares, and then, in 2016, as Global Head of Fixed Income Indexing. Prior to BlackRock, Mr. Cohen was Global Head of Equity Linked Strategy at Nomura Holdings, Inc. Mr. Cohen’s career began at UBS in 1996 before he joined ING Barings in 2003, having served as Director, Fixed Income at each firm. Mr. Cohen earned a Bachelor of Science degree in Economics from the University of Southampton, and holds certifications as a SFA Futures and Options Representative, a SFA Securities Registered Representative, and an IFPR Material Risk Taker.
John E. Kerrigan has been a Trustee of the Trust since 2005 and Chair of the Trust's Board since 2022. Mr. Kerrigan has also served as a Director of iShares, Inc. since 2005, a Trustee of iShares U.S. ETF Trust since 2011, Chair of the Equity Plus and Nominating and Governance Committees of each Board from 2019 to 2021, and as Chair of each Board since 2022. Mr. Kerrigan served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2010 to 2015. Mr. Kerrigan served as Chief Investment Officer of Santa Clara University from 2002 to 2025. Mr. Kerrigan was formerly a Managing Director at Merrill Lynch & Co., including the following responsibilities: Managing Director, Institutional Client Division, Western United States. Mr. Kerrigan has been a Director, since 1999, of The BASIC Fund (Bay Area Scholarships for Inner City Children). Mr. Kerrigan has a BA degree from Boston College and is a Chartered Financial Analyst Charterholder.
Jane D. Carlin has been a Trustee of the Trust since 2015 and Chair of the Securities Lending Committee since 2025. Ms. Carlin has also served as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust since 2015 and Chair of the Securities Lending Committee of each Board since 2025. Ms. Carlin has served as a consultant since 2012 and formerly served as Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley from 2006 to 2012. In addition, Ms. Carlin served as Managing Director and Global Head of the Bank Operational Risk Oversight Department of Credit Suisse Group from 2003 to 2006. Prior to that, Ms. Carlin served as Managing Director and Deputy General Counsel of Morgan Stanley. Ms. Carlin has over 30 years of experience in the financial sector and has served in a number of legal, regulatory, and risk management positions. Ms. Carlin has served as a member of the Audit Committee and as a Director of The Hanover Insurance Group, Inc., each since 2016, and as Chair of the Audit Committee since 2020. Ms. Carlin served as a member of the Audit Committee from 2012 to 2018, Chair of the Nominating and Governance Committee from 2017 to 2018 and as an Independent Director on the Board of PHH Corporation from 2012 to 2018. She previously served as a Director on the Boards of Astoria Financial Corporation and Astoria Bank. Ms. Carlin was appointed by the United States Treasury to the Financial Services Sector Coordinating Council for Critical Infrastructure Protection and Homeland Security, where she served as Chairperson from 2010 to 2012 and Vice Chair and Chair of the Cyber Security Committee from 2009 to 2010. Ms. Carlin has a BA degree in political science from State University of New York at Stony Brook and a JD degree from Benjamin N. Cardozo School of Law.
Richard L. Fagnani has been a Trustee of the Trust since 2017 and Chair of the 15(c) Committee since 2025. Mr. Fagnani has also served as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust since 2017 and Chair of the 15(c) Committee
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of each Board since 2025. Mr. Fagnani served as an Advisory Board Member of the Trust, iShares U.S. ETF Trust and iShares, Inc. from April 2017 to June 2017. Mr. Fagnani served as a Senior Audit Partner at KPMG LLP from 2002 to 2016, most recently as the U.S. asset management audit practice leader responsible for setting strategic direction and execution of the operating plan for the asset management audit practice. In addition, from 1977 to 2002, Mr. Fagnani served as an Audit Partner at Andersen LLP, where he developed and managed the asset management audit practice in the Philadelphia office. Mr. Fagnani served as a Trustee on the Board of the Walnut Street Theater in Philadelphia from 2009 to 2014 and as a member of the School of Business Advisory Board at LaSalle University from 2006 to 2014. Mr. Fagnani has also served as a Director of One Generation Away, a non-profit which works to bring healthy food directly to people in need, since 2021. Mr. Fagnani has a BS degree in Accounting from LaSalle University.
Laura F. Fergerson has been a Trustee of the Trust since 2024 and Chair of the Audit Committee of the Trust since 2025. Ms. Fergerson has also served as a Director of iShares, Inc., a Trustee of iShares U.S. ETF Trust since 2024, and Chair of the Audit Committee of each Board since 2025. From 2017 to 2024, Ms. Fergerson was the President of Franklin Templeton Services, LLC where she led the global fund administration division. Prior to that, she held various roles at Franklin Templeton since 1993, which included managing financial and regulatory reporting and global fund tax. Ms. Fergerson has been a Director, since 2019, of the Crocker Art Museum Association and was the President, from 2022 to 2023, of the Crocker Art Museum Foundation. Ms. Fergerson has a BA degree in Economics from the University of California, Berkeley and is a Certified Public Accountant (inactive) and a member of the American Institute of Certified Public Accountants.
Cecilia H. Herbert has been a Trustee of the Trust since 2005. Ms. Herbert has also served as a Director of iShares, Inc. since 2005, a Trustee of iShares U.S. ETF Trust since 2011 and Chair of the Trust's Board from 2016 to 2021. Ms. Herbert served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2010 to 2015. Previously, Ms. Herbert served as Trustee of the Montgomery Funds from 1992 to 2003, the Pacific Select Funds from 2004 to 2005, the Forward Funds from 2009 to 2018, the Salient Funds from 2015 to 2018 and the Thrivent Church Loan and Income Fund from 2019 to 2022. She has served as a member of the Finance, Audit and Quality Committees and Trustee of Stanford Health Care since 2016 and became Chair of the Finance Committee of Stanford Health Care in 2019. She has served as a Trustee of WNET, New York’s public media station, since 2011 and a Member of its Audit Committee since 2018. She was appointed to the Wyoming State Investment Funds Committee in 2022. She became a member of the Governing Council of the Independent Directors Council in 2018. She served as a Director of the Senior Center of Jackson Hole from 2020 to 2023 and of the Jackson Hole Center for the Arts since 2021. She was President of the Board of Catholic Charities CYO, the largest social services agency in the San Francisco Bay Area, from 2007 to 2011 and a member of that board from 1992 to 2013. From 1973 to 1990 she worked at J.P. Morgan/Morgan Guaranty Trust doing international corporate finance and corporate lending, retiring as Managing Director and Head of the West Coast Office. Ms. Herbert has been on numerous non-profit boards, chairing investment and finance committees. She holds a double major in economics and communications from Stanford University and an MBA from Harvard Business School.
James Lam has been a Trustee of the Trust since 2024 and Chair of the Risk Committee of the Trust since 2025. Mr. Lam has also served as a Director of iShares, Inc., a Trustee of iShares U.S. ETF Trust since 2024, and Chair of the Risk Committee of each Board since 2025. Mr. Lam has over 40 years of experience in corporate governance and risk management as a board director, management consultant, and chief risk officer. He has previously served as a director on public, private, and fund boards, including leadership roles as the chair of the risk, audit, and compliance committees. From 2012 to 2020, Mr. Lam was a Director of E*TRADE Financial and E*TRADE Bank, where he served as Risk Oversight Committee Chair and Audit Committee Member. Mr. Lam has been President of James Lam & Associates, Inc., a risk management consulting firm serving global clients across all major industry sectors, since 2002. Previously, Mr. Lam served as Founder and President of ERisk, a Partner of Oliver Wyman, and the Chief Risk Officer of Fidelity Investments. Mr. Lam has served as a Director of the FAIR Institute, a not-for-profit organization dedicated to advancing the discipline of cyber risk quantification, since 2020. Mr. Lam is the author of “Enterprise Risk Management” and “Implementing Enterprise Risk Management,” leading risk management books. He holds the NACD Directorship Certification and the NACD CERT Certificate in Cyber-Risk Oversight. Mr. Lam has been an adjunct professor at Carnegie Mellon University since 2018 and a member of the Zicklin School of Business Dean's Council of Baruch College since 2017. Mr. Lam has a BBA from Baruch College and an MBA from the University of California, Los Angeles.
Drew E. Lawton has been a Trustee of the Trust since 2017 and Chair of the Fixed Income Plus Committee of the Trust since 2025. Mr. Lawton has also served as a Director of iShares, Inc., a Trustee of iShares U.S. ETF Trust, and Chair of the Fixed Income Plus Committee of each Board since 2025. Mr. Lawton also served as an Advisory Board Member of the Trust, iShares, Inc. and iShares U.S. ETF Trust from 2016 to 2017. Mr. Lawton served as Director of Principal Funds, Inc., Principal
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Variable Contracts Funds, Inc. and Principal Exchange-Traded Funds from March 2016 to October 2016. Mr. Lawton has also served as a member of the Compensation and Finance and Risk Committees and Director of Jackson Financial Inc. since 2021. Mr. Lawton served in various capacities at New York Life Insurance Company from 2010 to 2015, most recently as a Senior Managing Director and Chief Executive Officer of New York Life Investment Management. From 2008 to 2010, Mr. Lawton was the President of Fridson Investment Advisors, LLC. Mr. Lawton previously held multiple roles at Fidelity Investments from 1997 to 2008. Mr. Lawton has been an Adjunct Professor at the University of North Texas since 2021. Mr. Lawton has a BA degree in Administrative Science from Yale University and an MBA from University of North Texas.
John E. Martinez has been a Trustee of the Trust since 2003 and Chair of the Equity Plus Committee of the Trust since 2025. Mr. Martinez has also served as a Director of iShares, Inc. since 2003, a Trustee of iShares U.S. ETF Trust since 2011, and Chair of the Equity Plus Committee of each Board since 2025. Mr. Martinez served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2010 to 2015. Mr. Martinez is a Director of Real Estate Equity Exchange, Inc., providing governance oversight and consulting services to this privately held firm that develops products and strategies for homeowners in managing the equity in their homes. From 2017 to 2020, Mr. Martinez served as a Board member for the Cloudera Foundation. Mr. Martinez previously served as Director of Barclays Global Investors (“BGI”) UK Holdings, where he provided governance oversight representing BGI’s shareholders (Barclays PLC, BGI management shareholders) through oversight of BGI’s worldwide activities. Mr. Martinez also previously served as Co-Chief Executive Officer of the Global Index and Markets Group of BGI, Chairman of Barclays Global Investor Services and Chief Executive Officer of the Capital Markets Group of BGI. From 2003 to 2012, he was a Director and Executive Committee Member for Larkin Street Youth Services. He now serves on the Larkin Street Honorary Board. From 2012 to 2016, Mr. Martinez served as a Director for Reading Partners. Mr. Martinez has an AB degree in economics from The University of California, Berkeley and holds an MBA degree in finance and statistics from The University of Chicago Booth School of Business.
Madhav V. Rajan has been a Trustee of the Trust since 2011 and Chair of the Nominating and Governance Committee of the Trust since 2025. Mr. Rajan has also served as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust since 2011, and Chair of the Nominating and Governance Committee of each Board since 2025. Mr. Rajan served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2011 to 2015. Mr. Rajan is the Dean and George Pratt Shultz Professor of Accounting at the University of Chicago Booth School of Business and also serves as Chair of the Board for the Center for Research in Security Prices, LLC, an affiliate of the University of Chicago Booth School of Business, since 2020. He has served on the Advisory Board of C.M. Capital Corporation since 2016 and as a Director of C.M. Capital Corporation since 2020. Mr. Rajan has served as a director of WellBe Senior Medical since 2023. From 2001 to 2017, Mr. Rajan was the Robert K. Jaedicke Professor of Accounting at the Stanford University Graduate School of Business. In April 2017, he received the school’s Robert T. Davis Award for Lifetime Achievement and Service. He has taught accounting for over 25 years to undergraduate, MBA and law students, as well as to senior executives. From 2010 to 2016, Mr. Rajan served as the Senior Associate Dean for Academic Affairs and head of the MBA Program at the Stanford University Graduate School of Business. Mr. Rajan served as editor of “The Accounting Review” from 2002 to 2008 and is co-author of “Cost Accounting: A Managerial Emphasis,” a leading cost accounting textbook. From 2013 to 2018, Mr. Rajan served on the Board of Directors of Cavium Inc., a semiconductor company. Mr. Rajan holds MS and PhD degrees in Accounting from Carnegie Mellon University.
Board – Leadership Structure and Oversight Responsibilities
Overall responsibility for oversight of the Funds rests with the Board. The Board has engaged BFA to manage the Funds on a day-to-day basis. The Board is responsible for overseeing BFA and other service providers in the operations of the Funds in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust’s charter. The Board is currently composed of eleven members, nine of whom are Independent Trustees. The Board currently conducts regular in person meetings four times a year. In addition, the Board frequently holds special in person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. The Independent Trustees meet regularly outside the presence of management, in executive session or with other service providers to the Trust.
The Board has appointed an Independent Trustee to serve in the role of Board Chair. The Board Chair’s role is to preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Board Chair may also perform such other functions as may be delegated by the Board from time to time. The Board has established seven standing Committees: a Nominating and Governance Committee, an Audit Committee, a 15(c) Committee, a Securities Lending Committee, a Risk Committee, an Equity Plus Committee and a Fixed Income Plus Committee to assist the Board in the oversight and direction of the business and affairs of the Funds, and from time to time
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the Board may establish ad hoc committees or informal working groups to review and address the policies and practices of the Funds with respect to certain specified matters. The Chair of each standing Committee is an Independent Trustee. The role of the Chair of each Committee is to preside at all meetings of the Committee and to act as a liaison with service providers, officers, attorneys and other Trustees between meetings. Each standing Committee meets regularly to conduct the oversight functions delegated to the Committee by the Board and reports its finding to the Board. The Board and each standing Committee conduct annual assessments of their oversight function and structure. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise independent judgment over management and it allocates areas of responsibility among committees of Independent Trustees and the full Board to enhance effective oversight.
Day-to-day risk management with respect to the Funds is the responsibility of BFA or other service providers (depending on the nature of the risk), subject to the supervision of BFA. Each Fund is subject to a number of risks, including investment, compliance, operational, reputational, counterparty and valuation risks, among others. While there are a number of risk management functions performed by BFA and other service providers, as applicable, it is not possible to identify and eliminate all of the risks applicable to the Funds. The Trustees have an oversight role in this area, satisfying themselves that risk management processes and controls are in place and operating effectively. Risk oversight forms part of the Board’s general oversight of each Fund and is addressed as part of various Board and committee activities. In some cases, risk management issues are specifically addressed in presentations and discussions. For example, BFA has an independent dedicated Risk and Quantitative Analysis Group (“RQA”) that assists BFA in managing fiduciary and corporate risks, including investment, operational, counterparty credit and enterprise risk. Representatives of RQA meet with the Board to discuss their analysis and methodologies, as well as specific risk topics such as operational and counterparty risks relating to the Funds. The Board, directly or through a committee, also reviews reports from, among others, management and the independent registered public accounting firm for the Trust, as appropriate, regarding risks faced by each Fund and management’s risk functions. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Trust's compliance program, including assessments by independent third parties, and reports to the Board regarding compliance matters for the Trust and its principal service providers. In testing and maintaining the compliance program, the Chief Compliance Officer (and his or her delegates) assesses key compliance risks affecting each Fund, and addresses them in periodic reports to the Board. In addition, the Audit Committee meets with both the Funds' independent registered public accounting firm and BFA’s internal audit group to review risk controls in place that support each Fund as well as test results. Board oversight of risk is also performed as needed between meetings through communications between BFA and the Board. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities. From time to time, the Board may modify the manner in which it conducts risk oversight. The Board’s oversight role does not make it a guarantor of the Funds' investment performance or other activities.
Committees of the Board of Trustees.  The members of the Audit Committee are Laura F. Fergerson (Chair), Richard L. Fagnani (Co-Chair from January 1, 2025 to June 30, 2025), Cecilia H. Herbert and John E. Martinez, each of whom is an Independent Trustee. The purposes of the Audit Committee are to assist the Board (i) in its oversight of the Trust's accounting and financial reporting principles and policies and related controls and procedures maintained by or on behalf of the Trust; (ii) in its oversight of the Trust's financial statements and the independent audit thereof; (iii) in selecting, evaluating and, where deemed appropriate, replacing the independent accountants (or nominating the independent accountants to be proposed for shareholder approval in any proxy statement); (iv) in evaluating the independence of the independent accountants; (v) in complying with legal and regulatory requirements that relate to the Trust's accounting and financial reporting, internal controls, compliance controls and independent audits; and (vi) to assume such other responsibilities as may be delegated by the Board. The Audit Committee met five times during the fiscal year ended July 31, 2025.
The members of the Nominating and Governance Committee are Madhav V. Rajan (Chair), Richard L. Fagnani, Laura F. Fergerson, and Cecilia H. Herbert, each of whom is an Independent Trustee. The Nominating and Governance Committee nominates individuals for Independent Trustee membership on the Board and recommends appointments to the Advisory Board. The Nominating and Governance Committee functions include, but are not limited to, the following: (i) reviewing the qualifications of any person properly identified or nominated to serve as an Independent Trustee; (ii) recommending to the Board and current Independent Trustees the nominee(s) for appointment as an Independent Trustee by the Board and current Independent Trustees and/or for election as Independent Trustees by shareholders to fill any vacancy for a position of Independent Trustee(s) on the Board; (iii) recommending to the Board and current Independent Trustees the size and composition of the Board and Board committees and whether they comply with applicable laws and regulations; (iv) recommending a current Independent Trustee to the Board and current Independent Trustees to serve as Board Chair; (v) periodic review of the Board's retirement policy; and (vi) recommending an appropriate level of compensation for the
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Independent Trustees for their services as Trustees, members or chairpersons of committees of the Board, Board Chair and any other positions as the Nominating and Governance Committee considers appropriate. The Nominating and Governance Committee does not consider Board nominations recommended by shareholders (acting solely in their capacity as a shareholder and not in any other capacity). The Nominating and Governance Committee met three times during the fiscal year ended July 31, 2025.
Each Independent Trustee serves on the 15(c) Committee. The Chair of the 15(c) Committee is Richard L. Fagnani. The principal responsibilities of the 15(c) Committee are to support, oversee and organize on behalf of the Board the process for the annual review and renewal of the Trust's advisory and sub-advisory agreements. These responsibilities include: (i) meeting with BlackRock, Inc. in advance of the Board meeting at which the Trust's advisory and sub-advisory agreements are to be considered to discuss generally the process for providing requested information to the Board and the format in which information will be provided; and (ii) considering and discussing with BlackRock, Inc. such other matters and information as may be necessary and appropriate for the Board to evaluate the investment advisory and sub-advisory agreements of the Trust. The 15(c) Committee met two times during the fiscal year ended July 31, 2025.
The members of the Securities Lending Committee are Jane D. Carlin (Chair), James C. Lam, Drew E. Lawton and John E. Martinez, each of whom is an Independent Trustee. The principal responsibilities of the Securities Lending Committee are to support, oversee and organize on behalf of the Board the process for oversight of the Trust's securities lending activities. These responsibilities include: (i) requesting that certain information be provided to the Committee for its review and consideration prior to such information being provided to the Board; (ii) considering and discussing with BlackRock, Inc. such other matters and information as may be necessary and appropriate for the Board to oversee the Trust's securities lending activities and make required findings and approvals; and (iii) providing a recommendation to the Board regarding the annual approval of the Trust's Securities Lending Guidelines and the required findings with respect to, and annual approval of, the Trust's agreement with the securities lending agent. The Securities Lending Committee met six times during the fiscal year ended July 31, 2025.
The members of the Equity Plus Committee are John E. Martinez (Chair), Jane D. Carlin, Richard L. Fagnani, and Cecilia H. Herbert, each of whom is an Independent Trustee. The principal responsibilities of the Equity Plus Committee are to support, oversee and organize on behalf of the Board the process for oversight of Trust performance and related matters for equity funds. These responsibilities include: (i) reviewing quarterly reports regarding Trust performance, secondary market trading and changes in net assets to identify any matters that should be brought to the attention of the Board; and (ii) considering any performance or investment related matters as may be delegated to the Committee by the Board from time to time and providing a report or recommendation to the Board as appropriate. The Equity Plus Committee met four times during the fiscal year ended July 31, 2025.
The members of the Fixed Income Plus Committee are Drew E. Lawton (Chair), Laura F. Fergerson, James C. Lam and Madhav V. Rajan, each of whom is an Independent Trustee. The principal responsibilities of the Fixed Income Plus Committee are to support, oversee and organize on behalf of the Board the process for oversight of Trust performance and related matters for fixed-income or multi-asset funds. These responsibilities include: (i) reviewing quarterly reports regarding Trust performance, secondary market trading and changes in net assets to identify any matters that should be brought to the attention of the Board; and (ii) considering any performance or investment related matters as may be delegated to the Committee by the Board from time to time and providing a report or recommendation to the Board as appropriate. The Fixed Income Plus Committee met four times during the fiscal year ended July 31, 2025.
The members of the Risk Committee are James C. Lam (Chair), Jane D. Carlin (Co-Chair from January 1, 2025 to June 30, 2025), Cecilia H. Herbert, Drew E. Lawton and Madhav V. Rajan, each of whom is an Independent Trustee. The principal responsibility of the Risk Committee is to consider and organize on behalf of the Board risk related matters of the Funds so the Board may most effectively structure itself to oversee them. The Risk Committee commenced on January 1, 2016. The Risk Committee met five times during the fiscal year ended July 31, 2025.
As the Chair of the Board, John E. Kerrigan may serve as an ex-officio member of each Committee.
The following table sets forth, as of December 31, 2024, the dollar range of equity securities beneficially owned by each Trustee in the Funds and in other registered investment companies overseen by the Trustee within the same family of investment companies as the Trust. If a fund is not listed below, the Trustee did not own any securities in that fund as of the date indicated above:
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Name	Fund	Dollar Range of Equity Securities in Named Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Robert S. Kapito	None	None	None

Stephen Cohen[1]	None	None	None

John E. Kerrigan	iShares Core MSCI Emerging Markets ETF	$1-$10,000	Over $100,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares ESG Advanced MSCI EAFE ETF	$1-$10,000
	iShares ESG Advanced MSCI USA ETF	$10,001-$50,000
	iShares ESG Aware MSCI EAFE ETF	$10,001-$50,000
	iShares ESG Aware MSCI EM ETF	$1-$10,000
	iShares ESG Aware MSCI USA ETF	$10,001-$50,000
	iShares ESG Aware MSCI USA Small-Cap ETF	$10,001-$50,000
	iShares ESG MSCI KLD 400 ETF	$10,001-$50,000
	iShares Future Exponential Technologies ETF	Over $100,000
	iShares Genomics Immunology and Healthcare ETF	$50,001-$100,000
	iShares Global Clean Energy ETF	Over $100,000
	iShares Global Infrastructure ETF	Over $100,000
	iShares MSCI ACWI ex U.S. ETF	Over $100,000
	iShares MSCI EAFE Growth ETF	$10,001-$50,000
	iShares MSCI EAFE Value ETF	$10,001-$50,000
	iShares MSCI Emerging Markets ex China ETF	$10,001-$50,000
	iShares MSCI USA Equal Weighted ETF	Over $100,000
	iShares ESG Optimized MSCI USA ETF	$10,001-$50,000
	iShares MSCI USA Quality Factor ETF	$10,001-$50,000
	iShares S&P 500 Growth ETF	$50,001-$100,000
	iShares S&P 500 Value ETF	$10,001-$50,000
	iShares U.S. Infrastructure ETF	$1-$10,000
	iShares U.S. Technology ETF	$10,001-$50,000

Jane D. Carlin	iShares Core MSCI EAFE ETF	$50,001-$100,000	Over $100,000
	iShares Core MSCI Emerging Markets ETF	$10,001-$50,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P Mid-Cap ETF	$10,001-$50,000
	iShares Core S&P Small-Cap ETF	Over $100,000
	iShares Global Clean Energy ETF	$1-$10,000
	iShares MSCI ACWI ex U.S. ETF	$50,001-$100,000
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Name	Fund	Dollar Range of Equity Securities in Named Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
	iShares MSCI Global Select Metals and Mining Producers	$10,001-$50,000
	iShares Select Dividend ETF	$50,001-$100,000
	iShares Short Treasury Bond ETF	$10,001-$50,000

Richard L. Fagnani	iShares Core Dividend Growth ETF	Over $100,000	Over $100,000
	iShares Core MSCI EAFE ETF	$50,001-$100,000
	iShares Core MSCI Europe ETF	$50,001-$100,000
	iShares Core MSCI International Developed Markets ETF	Over $100,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P Small-Cap ETF	Over $100,000
	iShares Core S&P Total U.S. Stock Market ETF	Over $100,000
	iShares Core S&P U.S. Growth ETF	Over $100,000
	iShares International Dividend Growth ETF	$50,001-$100,000
	iShares Morningstar Growth ETF	Over $100,000
	iShares Morningstar Mid-Cap ETF	Over $100,000
	iShares Morningstar Mid-Cap Value ETF	$10,001-$50,000
	iShares MSCI Intl Momentum Factor ETF	Over $100,000
	iShares MSCI Intl Value Factor ETF	$50,001-$100,000
	iShares U.S. Real Estate ETF	$10,001-$50,000

Laura F. Fergerson[2]	iShares Core S&P Small-Cap ETF	$50,001-$100,000	Over $100,000
	iShares Preferred and Income Securities ETF	Over $100,000
	iShares Russell 1000 Growth ETF	$50,001-$100,000
	iShares Russell 2000 Growth ETF	$50,001-$100,000

Cecilia H. Herbert	iShares 1-5 Year Investment Grade Corporate Bond ETF	$10,001-$50,000	Over $100,000
	iShares Core Dividend Growth ETF	Over $100,000
	iShares Core MSCI Total International Stock ETF	$10,001-$50,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P U.S. Growth ETF	Over $100,000
	iShares Core S&P U.S. Value ETF	Over $100,000
	iShares MSCI USA Value Factor ETF	Over $100,000

James Lam[2]	iShares 7-10 Year Treasury Bond ETF	Over $100,000	Over $100,000
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Name	Fund	Dollar Range of Equity Securities in Named Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
	iShares 10-20 Year Treasury Bond ETF	$50,001-$100,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P Mid-Cap ETF	Over $100,000
	iShares Dow Jones U.S. ETF	Over $100,000
	iShares Global Infrastructure ETF	$50,001-$100,000
	iShares Russell 2000 Growth ETF	Over $100,000
	iShares Russell 2000 Value ETF	Over $100,000
	iShares S&P 500 Growth ETF	Over $100,000
	iShares S&P 500 Value ETF	Over $100,000
	iShares Semiconductor ETF	$50,001-$100,000
	iShares TIPS Bond ETF	Over $100,000

Drew E. Lawton	iShares 1-3 Year Treasury Bond ETF	Over $100,000	Over $100,000
	iShares 20+ Year Treasury Bond BuyWrite Strategy ETF	$50,001-$100,000
	iShares Biotechnology ETF	$50,001-$100,000
	iShares Core Dividend Growth ETF	Over $100,000
	iShares Core MSCI Total International Stock ETF	$10,001-$50,000
	iShares Core S&P Total U.S. Stock Market ETF	Over $100,000
	iShares Core US Aggregate Bond ETF	$50,001-$100,000
	iShares Expanded Tech Sector ETF	$50,001-$100,000
	iShares Future Exponential Technologies ETF	Over $100,000
	iShares Global Financials ETF	$10,001-$50,000
	iShares MSCI Japan ETF	$50,001-$100,000
	iShares U.S. Financial Services ETF	$10,001-$50,000
	iShares U.S. Financials ETF	$10,001-$50,000
	iShares U.S. Healthcare ETF	Over $100,000

John E. Martinez	iShares Core MSCI International Developed Markets ETF	$10,001-$50,000	Over $100,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P Small-Cap ETF	Over $100,000
	iShares Global Consumer Staples ETF	$50,001-$100,000
	iShares Large Cap Max Buffer Sep ETF	Over $100,000
	iShares Russell 1000 ETF	Over $100,000
	iShares Russell 2000 ETF	Over $100,000

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Name	Fund	Dollar Range of Equity Securities in Named Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Madhav V. Rajan	iShares Core MSCI International Developed Markets ETF	Over $100,000	Over $100,000
	iShares Core S&P 500 ETF	Over $100,000

1
Appointed to serve as an Interested Trustee effective March 5, 2024.
2
Appointed to serve as an Independent Trustee effective April 8, 2024.
As of December 31, 2024, none of the Independent Trustees or their immediate family members owned beneficially or of record any securities of BFA (the Funds' investment adviser), the Distributor or any person controlling, controlled by or under common control with BFA or the Distributor.
Remuneration of Trustees and Advisory Board Members.  Effective January 1, 2025, each current Independent Trustee is paid an annual retainer of $475,000 for his or her services as a Board member to the BlackRock-advised Funds in the iShares Complex, together with out-of-pocket expenses in accordance with the Board’s policy on travel and other business expenses relating to attendance at meetings. The annual retainer for services as an Advisory Board Member is the same as the annual retainer for services as a Board member. The Independent Chair of the Board is paid an additional annual retainer of $125,000. The Chair of each of the Audit Committee, Risk Committee, Equity Plus Committee, Fixed Income Plus Committee, Securities Lending Committee, Nominating and Governance Committee and 15(c) Committee is paid an additional annual retainer of $50,000. The Co-Chair of each of the Audit Committee and Risk Committee was paid an additional retainer of $25,000. Prior to January 1, 2025, each Independent Trustee that served as a director of subsidiaries of the iShares Complex was paid an additional annual retainer of $10,000.
The table below sets forth the compensation paid to each Independent Trustee for services to the Funds and the aggregate compensation paid to them for services to the iShares Complex. Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation from its management fees. Compensation from the iShares Complex is not paid to Interested Trustees.
Trustee	Aggregate Compensation for the Funds in this SAI[1]	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Benefits Upon Retirement	Aggregate Compensation for the iShares Complex[2]
Interested Trustees:

Robert S. Kapito	None	Not Applicable	Not Applicable	None
Stephen Cohen[3]	None	Not Applicable	Not Applicable	None

Independent Trustees:

Jane D. Carlin	$3,630	Not Applicable	Not Applicable	$505,000
Richard L. Fagnani	3,598	Not Applicable	Not Applicable	515,000
Laura F. Fergerson[4]	3,151	Not Applicable	Not Applicable	341,250
Cecilia H. Herbert	3,484	Not Applicable	Not Applicable	525,000
John E. Kerrigan	4,157	Not Applicable	Not Applicable	580,000
James Lam[4]	3,151	Not Applicable	Not Applicable	341,250
Drew E. Lawton	3,656	Not Applicable	Not Applicable	500,000
John E. Martinez	3,586	Not Applicable	Not Applicable	490,000
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Trustee	Aggregate Compensation for the Funds in this SAI[1]	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Benefits Upon Retirement	Aggregate Compensation for the iShares Complex[2]
Madhav V. Rajan	3,586	Not Applicable	Not Applicable	490,000

1
Calculated by multiplying the “Aggregate Compensation for the iShares Complex” by the number of Funds in this SAI compared to the number of funds in the iShares Complex as of the fiscal year end.
2
Includes compensation for services to iShares, Inc., iShares Trust, and iShares U.S. ETF Trust for the most recent calendar year end.
3
Appointed to serve as an Interested Trustee effective March 5, 2024.
4
Appointed to serve as an Independent Trustee effective April 8, 2024.
Control Persons and Principal Holders of Securities.
The Trustees and officers of the Trust collectively owned less than 1% of the Fund's outstanding shares as of October 31, 2025.
Although the Trust does not have information concerning the beneficial ownership of shares held in the names of Depository Trust Company (“DTC”) participants (as defined below), as of October 31, 2025, the name and percentage ownership of each DTC participant that owned of record 5% or more of the outstanding shares of a Fund were as follows:

Fund	Name	Percentage of Ownership
iShares Currency Hedged MSCI ACWI ex U.S. ETF	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	57.70%
	National Financial Services LLC 245 Summer Street Boston, MA 02210	13.47%
	LPL Financial Corporation 9785 Towne Centre Drive San Diego, CA 92121-1968	7.54%
	The Bank of Nova Scotia Taxable Account/CDS 40 King Street W Toronto, ON M5H1H1	5.30%

iShares Currency Hedged MSCI EAFE ETF	Goldman, Sachs & Co. 30 Hudson Street 16th Floor Jersey City, NJ 07302	29.31%
	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	20.43%
	National Financial Services LLC 245 Summer Street Boston, MA 02210	16.63%

iShares Currency Hedged MSCI EAFE Small- Cap ETF	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	54.99%
	National Financial Services LLC 245 Summer Street Boston, MA 02210	20.52%
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Fund	Name	Percentage of Ownership
	Pershing LLC One Pershing Plaza Jersey City, NJ 07399	5.25%
Conflicts of Interest.  Certain activities of BlackRock, Inc., BlackRock Advisors, LLC, BlackRock Fund Advisors and the other subsidiaries of BlackRock, Inc. (collectively referred to in this section as “BlackRock”) and their respective directors, officers or employees, with respect to the Funds and/or other accounts managed by BlackRock, may give rise to actual or perceived conflicts of interest such as those described below.
BlackRock is one of the world’s largest asset management firms. BlackRock, its subsidiaries and their respective directors, officers and employees, including the business units or entities and personnel who may be involved in the investment activities and business operations of a Fund, are engaged worldwide in businesses, including managing equities, fixed income securities, cash and alternative investments, and other financial services, and have interests other than that of managing the Funds. These are considerations of which investors in a Fund should be aware, and which may cause conflicts of interest that could disadvantage a Fund and its shareholders. These businesses and interests include potential multiple advisory, transactional, financial and other relationships with, or interests in companies and interests in securities or other instruments that may be purchased or sold by a Fund.
BlackRock has proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of a Fund and/or that engage in transactions in the same types of securities, currencies and instruments as the Fund. BlackRock is also a major participant in the global currency, equities, swap and fixed income markets, in each case, for the accounts of clients and, in some cases, on a proprietary basis. As such, BlackRock is or may be actively engaged in transactions in the same securities, currencies, and instruments in which a Fund invests.
Such activities could affect the prices and availability of the securities, currencies, and instruments in which a Fund invests, which could have an adverse impact on a Fund’s performance. Such transactions, particularly in respect of most proprietary accounts or client accounts, will be executed independently of a Fund’s transactions and thus at prices or rates that may be more or less favorable than those obtained by the Fund. In addition, the portfolio holdings of certain BlackRock-advised investment vehicles managed in an identical or substantially similar manner as certain Funds are made publicly available on a more timely basis than the applicable Fund. In some cases, such portfolio holdings are made publicly available on a daily basis. While not expected, it is possible that a recipient of portfolio holdings information for such an investment vehicle could cause harm to a Fund that is managed in an identical or substantially similar manner, including by trading ahead of or against such Fund based on the information received.
When BlackRock seeks to purchase or sell the same assets for client accounts, including a Fund, the assets actually purchased or sold may be allocated among the accounts on a basis determined in its good faith discretion to be equitable. In some cases, this system may adversely affect the size or price of the assets purchased or sold for a Fund. In addition, transactions in investments by one or more other accounts managed by BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of a Fund, particularly, but not limited to, with respect to small capitalization, emerging market or less liquid strategies. This may occur with respect to BlackRock-advised accounts when investment decisions regarding a Fund are based on research or other information that is also used to support decisions for other accounts. When BlackRock implements a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for a Fund, market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Fund could otherwise be disadvantaged. BlackRock may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences, which may cause a Fund to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so.
Conflicts may also arise because portfolio decisions regarding a Fund may benefit other accounts managed by BlackRock. For example, the sale of a long position or establishment of a short position by a Fund may impair the price of the same security sold short by (and therefore benefit) BlackRock or its other accounts or funds, and the purchase of a security or covering of a
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short position in a security by a Fund may increase the price of the same security held by (and therefore benefit) BlackRock or its other accounts or funds.
BlackRock, on behalf of other client accounts, on the one hand, and a Fund, on the other hand, may invest in or extend credit to different parts of the capital structure of a single issuer. BlackRock may pursue rights, provide advice or engage in other activities, or refrain from pursuing rights, providing advice or engaging in other activities, on behalf of other clients with respect to an issuer in which a Fund has invested, and such actions (or refraining from action) may have a material adverse effect on the Fund. In situations in which clients of BlackRock (including the Funds) hold positions in multiple parts of the capital structure of an issuer, BlackRock may not pursue certain actions or remedies that may be available to a Fund, as a result of legal and regulatory requirements or otherwise. BlackRock addresses these and other potential conflicts of interest based on the facts and circumstances of particular situations. For example, BlackRock may determine to rely on information barriers between different business units or portfolio management teams. BlackRock may also determine to rely on the actions of similarly situated holders of loans or securities rather than, or in connection with, taking such actions itself on behalf of the Funds.
In addition, to the extent permitted by applicable law, certain Funds may invest their assets in other funds advised by BlackRock, including funds that are managed by one or more of the same portfolio managers, which could result in conflicts of interest relating to asset allocation, timing of Fund purchases and redemptions or sales, and increased remuneration and profitability for BlackRock and/or its personnel, including portfolio managers.
In certain circumstances, BlackRock, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BlackRock. BlackRock may (but is not required to) effect purchases and sales between BlackRock clients (“cross trades”), including the Funds, if BlackRock believes such transactions are appropriate based on each party’s investment objectives and guidelines, subject to applicable law and regulation. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit BlackRock’s decision to engage in these transactions for the Funds. BlackRock may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.
BlackRock and its clients may pursue or enforce rights with respect to an issuer in which a Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of the Fund’s investments may be negatively impacted by the activities of BlackRock or its clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.
The results of a Fund’s investment activities may differ significantly from the results achieved by BlackRock for its proprietary accounts or other accounts (including investment companies or collective investment vehicles) that it manages or advises. It is possible that one or more accounts managed or advised by BlackRock and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which one or more proprietary or other accounts managed or advised by BlackRock achieve significant profits. The opposite result is also possible.
From time to time, a Fund may be restricted from purchasing or selling securities, or from engaging in other investment activities because of regulatory, legal or contractual requirements applicable to BlackRock or other accounts managed or advised by BlackRock, and/or the internal policies of BlackRock designed to comply with such requirements. As a result, there may be periods, for example, when BlackRock will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which BlackRock is performing services or when position limits have been reached. For example, the investment activities of BlackRock for its proprietary accounts and accounts under its management may limit the investment opportunities for a Fund in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.
In connection with its management of a Fund, BlackRock may have access to certain fundamental analysis and proprietary technical models developed by BlackRock. BlackRock will not be under any obligation, however, to effect transactions on behalf of a Fund in accordance with such analysis and models. In addition, BlackRock will not have any obligation to make available any information regarding its proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of a Fund and it is not anticipated that BlackRock will have access to such information for the purpose of managing the Fund. The proprietary activities or portfolio strategies of BlackRock, or the activities or strategies used for accounts managed by BlackRock or other client accounts could conflict with the transactions and strategies employed by BlackRock in managing a Fund.
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The Funds may be included in investment models developed by BlackRock for use by clients and financial advisors. To the extent clients invest in these investment models and increase the assets under management of the Funds, the investment management fee amounts paid by the Funds to BlackRock may also increase. The net asset value and liquidity of a Fund may be impacted by purchases and sales of the Fund by model-driven investment portfolios, as well as by BlackRock itself and by its advisory clients. In addition, certain principals and certain employees of a Fund’s investment adviser are also principals or employees of other business units or entities within BlackRock. As a result, these principals and employees may have obligations to such other business units or entities or their clients and such obligations to other business units or entities or their clients may be a consideration of which investors in a Fund should be aware.
BlackRock may enter into transactions and invest in securities, instruments and currencies on behalf of a Fund in which clients of BlackRock, or, to the extent permitted by the SEC and applicable law, BlackRock, serves as the counterparty, principal or issuer. In such cases, such party’s interests in the transaction will be adverse to the interests of the Fund, and such party may have no incentive to assure that the Fund obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by a Fund may enhance the profitability of BlackRock.
BlackRock may also create, write or issue derivatives for clients, the underlying securities, currencies or instruments of which may be those in which a Fund invests or which may be based on the performance of the Fund. Additionally, an affiliate of BlackRock will create, write or issue options, which may be based on the performance of certain Funds. BlackRock has entered into an arrangement with Markit Indices Limited, the index provider for underlying fixed-income indexes used by certain iShares ETFs, related to derivative fixed-income products that are based on such iShares ETFs. Trading activity in these derivative products could also potentially lead to greater liquidity for such products, increased purchase activity with respect to these iShares ETFs and increased assets under management for BlackRock. A Fund may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by BlackRock and may also enter into transactions with other clients of BlackRock where such other clients have interests adverse to those of the Fund. At times, these activities may cause business units or entities within BlackRock to give advice to clients that may cause these clients to take actions adverse to the interests of the Fund. To the extent such transactions are permitted, a Fund will deal with BlackRock on an arms-length basis.
To the extent authorized by applicable law, BlackRock may act as broker, dealer, agent, lender or adviser or in other commercial capacities for a Fund. It is anticipated that the commissions, mark-ups, markdowns, financial advisory fees, underwriting and placement fees, sales fees, financing and commitment fees, brokerage fees, other fees, compensation or profits, rates, terms and conditions charged by BlackRock will be in its view commercially reasonable, although BlackRock, including its sales personnel, will have an interest in obtaining fees and other amounts that are favorable to BlackRock and such sales personnel, which may have an adverse effect on the Funds. Index based funds may use an index provider that is affiliated with another service provider of the Fund or BlackRock that acts as a broker, dealer, agent, lender or in other commercial capacities for a Fund or BlackRock.
Subject to applicable law, BlackRock (and its personnel and other distributors) will be entitled to retain fees and other amounts that they receive in connection with their service to the Funds as broker, dealer, agent, lender, adviser or in other commercial capacities. No accounting to the Funds or their shareholders will be required, and no fees or other compensation payable by the Funds or their shareholders will be reduced by reason of receipt by BlackRock of any such fees or other amounts.
When BlackRock acts as broker, dealer, agent, adviser or in other commercial capacities in relation to the Funds, BlackRock may take commercial steps in its own interests, which may have an adverse effect on the Funds. A Fund will be required to establish business relationships with its counterparties based on the Fund’s own credit standing. BlackRock will not have any obligation to allow its credit to be used in connection with a Fund’s establishment of its business relationships, nor is it expected that the Fund’s counterparties will rely on the credit of BlackRock in evaluating the Fund’s creditworthiness.
BTC, an affiliate of BlackRock, pursuant to SEC exemptive relief, acts as securities lending agent to, and receives a share of securities lending revenues from, the Funds. BlackRock will also receive compensation for managing the reinvestment of the cash collateral from securities lending. There are potential conflicts of interests in managing a securities lending program, including but not limited to: (i) BlackRock as securities lending agent may have an incentive to, among other things, increase or decrease the amount of securities on loan or to lend particular securities in order to generate additional risk-adjusted revenue for BlackRock and its affiliates; and (ii) BlackRock as securities lending agent may have an incentive to allocate loans
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to clients that would provide more revenue to BlackRock. As described further below, BlackRock seeks to mitigate this conflict by providing its securities lending clients with equal lending opportunities over time in order to approximate pro rata allocation.
As part of its securities lending program, BlackRock indemnifies the Funds and certain other clients and/ or funds against a shortfall in collateral in the event of borrower default. On a regular basis, BlackRock calculates the potential dollar exposure of collateral shortfall resulting from a borrower default (“shortfall risk”) in the securities lending program. BlackRock establishes program-wide borrower limits (“credit limits”) to actively manage borrower-specific credit exposure. BlackRock oversees the risk model that calculates projected collateral shortfall values using loan-level factors such as loan and collateral type and market value as well as specific borrower credit characteristics. When necessary, BlackRock may adjust securities lending program attributes by restricting eligible collateral or reducing borrower credit limits. As a result, the management of program-wide exposure as well as BlackRock-specific indemnification exposure may affect the amount of securities lending activity BlackRock may conduct at any given point in time by reducing the volume of lending opportunities for certain loans (including by asset type, collateral type and/or revenue profile).
BlackRock may decline to make a securities loan on behalf of a Fund, discontinue lending on behalf of a Fund or terminate a securities loan on behalf of a Fund for any reason, including but not limited to regulatory requirements and/or market rules, liquidity considerations, or credit considerations, which may impact Funds by reducing or eliminating the volume of lending opportunities for certain types of loans, loans in particular markets, loans of particular securities or types of securities, or for loans overall. In addition, some borrowers may prefer certain BlackRock lenders that provide additional protections against lender default that are favored by their prudential regulation.
BlackRock uses a predetermined systematic process in order to approximate pro rata allocation over time. In order to allocate a loan to a portfolio: (i) BlackRock as a whole must have sufficient lending capacity pursuant to the various program limits (i.e., indemnification exposure limit and borrower credit limits); (ii) the lending portfolio must hold the asset at the time a loan opportunity arrives; and (iii) the lending portfolio must also have enough inventory, either on its own or when aggregated with other portfolios into one single market delivery, to satisfy the loan request. In doing so, BlackRock seeks to provide equal lending opportunities for all portfolios, independent of whether BlackRock indemnifies the portfolio. Equal opportunities for lending portfolios does not guarantee equal outcomes. Specifically, short and long-term outcomes for individual clients may vary due to asset mix, asset/liability spreads on different securities, and the overall limits imposed by the firm.
Purchases and sales of securities and other assets for a Fund may be bunched or aggregated with orders for other BlackRock client accounts, including with accounts that pay different transaction costs solely due to the fact that they have different research payment arrangements. BlackRock, however, is not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that bunching or aggregating is not practicable or required, or in cases involving client direction.
Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.
BlackRock does not currently enter into arrangements to use the Fund’s assets for, or participate in, soft dollars, although BlackRock may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that BlackRock receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by BlackRock.
Subject to applicable law, BlackRock may select brokers that furnish BlackRock, the Funds, other BlackRock client accounts or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in BlackRock’s view, appropriate assistance to BlackRock in the investment decision-making process (including with respect to futures, fixed-price offerings and OTC transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; research-oriented software and other services and products.
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Research or other services obtained in this manner may be used in servicing any or all of the Funds and other BlackRock client accounts, including in connection with BlackRock client accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other BlackRock client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other BlackRock client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BlackRock client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Funds and to such other BlackRock client accounts. To the extent that BlackRock uses soft dollars, it will not have to pay for those products and services itself.
BlackRock, unless prohibited by applicable law, may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BlackRock believes are useful in its investment decision-making process. BlackRock may from time to time choose not to engage in the above described arrangements to varying degrees. BlackRock, unless prohibited by applicable law, may also enter into commission sharing arrangements under which BlackRock may execute transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BlackRock. To the extent that BlackRock engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.
BlackRock may utilize certain electronic crossing networks (“ECNs”) (including, without limitation, ECNs in which BlackRock has an investment or other interest, to the extent permitted by applicable law) in executing client securities transactions for certain types of securities. These ECNs may charge fees for their services, including access fees and transaction fees. The transaction fees, which are similar to commissions or markups/markdowns, will generally be charged to clients and, like commissions and markups/markdowns, would generally be included in the cost of the securities purchased. Access fees may be paid by BlackRock even though incurred in connection with executing transactions on behalf of clients, including the Funds. In certain circumstances, ECNs may offer volume discounts that will reduce the access fees typically paid by BlackRock. BlackRock will only utilize ECNs consistent with its obligation to seek to obtain best execution in client transactions.
BlackRock owns a minority interest in, and is a member of, Members Exchange (“MEMX”), a newly created U.S. stock exchange. Transactions for a Fund may be executed on MEMX if third party brokers select MEMX as the appropriate venue for execution of orders placed by BlackRock traders on behalf of client portfolios. In addition, transactions in ETF shares may be executed on MEMX if third party brokers select MEMX as the appropriate venue for the execution of such orders.
BlackRock has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Funds, and to help ensure that such decisions are made in accordance with BlackRock’s fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of BlackRock may have the effect of favoring the interests of other clients or businesses of other divisions or units of BlackRock, provided that BlackRock believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see “Proxy Voting Policies.”
It is also possible that, from time to time, BlackRock and /or its advisory clients (including other funds and separately managed accounts) may, subject to compliance with applicable law, purchase and hold shares of a Fund. Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio.
BlackRock reserves the right, subject to compliance with applicable law, to sell into the market or redeem in Creation Units through an Authorized Participant at any time some or all of the shares of the Fund acquired for its own accounts or the account of a BlackRock advisory client. A large sale or redemption of shares of the Fund by BlackRock itself or a BlackRock advisory client could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s liquidity, investment flexibility, portfolio diversification, expense ratio or ability to comply with the listing requirements for the Fund.
It is possible that a Fund may invest in securities of, or engage in transactions with, companies in which BlackRock has significant debt or equity investments or other interests. A Fund may also invest in issuances (such as structured notes) by entities for which BlackRock provides and is compensated for cash management services relating to the proceeds from the
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sale of such issuances. In making investment decisions for a Fund, BlackRock is not permitted to obtain or use material non-public information acquired by any unit of BlackRock, in the course of these activities. In addition, from time to time, the activities of BlackRock may limit a Fund’s flexibility in purchases and sales of securities. As indicated below, BlackRock may engage in transactions with companies in which BlackRock-advised funds or other clients of BlackRock have an investment.
BlackRock and its personnel and other financial service providers may have interests in promoting sales of the Funds. With respect to BlackRock and its personnel, the remuneration and profitability relating to services to and sales of the Funds or other products may be greater than remuneration and profitability relating to services to and sales of certain funds or other products that might be provided or offered. BlackRock and its sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the Funds or their shareholders. BlackRock and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher than for other products or services, and the remuneration and profitability to BlackRock and such personnel resulting from transactions on behalf of or management of the Funds may be greater than the remuneration and profitability resulting from other funds or products.
Third parties, including service providers to BlackRock or the Fund, may sponsor events (including, but not limited to, marketing and promotional activities and presentations, educational training programs and conferences) for registered representatives, other professionals and individual investors. There is a potential conflict of interest as such sponsorships may defray the costs of such activities to BlackRock, and may provide an incentive to BlackRock to retain such third parties to provide services to the Fund.
BlackRock may provide valuation assistance to certain clients with respect to certain securities or other investments and the valuation recommendations made for such clients’ accounts may differ from the valuations for the same securities or investments assigned by a Fund’s pricing vendors, especially if such valuations are based on broker-dealer quotes or other data sources unavailable to the Fund’s pricing vendors. While BlackRock will generally communicate its valuation information or determinations to a Fund’s pricing vendors and/or fund accountants, there may be instances where the Fund’s pricing vendors or fund accountants assign a different valuation to a security or other investment than the valuation for such security or investment determined or recommended by BlackRock.
As disclosed in more detail in “Determination of Net Asset Value” in this SAI, when market quotations are not readily available or are believed by BlackRock to be unreliable, a Fund’s investments are valued at fair value by BlackRock. BlackRock has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act and acts through BlackRock’s Rule 2a-5 Committee (the “2a-5 Committee”), with assistance from other BlackRock pricing committees and in accordance with BlackRock’s policies and procedures (the “Valuation Procedures”). When determining a “fair value price,” the 2a-5 Committee seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset or liability in an arm’s-length transaction. The price generally may not be determined based on what a Fund might reasonably expect to receive for selling an asset or liability at a later time or if it holds the asset or liability to maturity. While fair value determinations will be based upon all available factors that BlackRock deems relevant at the time of the determination, and may be based on analytical values determined by BlackRock using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of an asset or liability. The fair value of one or more assets or liabilities may not, in retrospect, be the price at which those assets or liabilities could have been sold during the period in which the particular fair values were used in determining a Fund’s NAV. As a result, a Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued by the 2a-5 Committee at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders and may affect the amount of revenue received by BlackRock with respect to services for which it receives an asset-based fee.
To the extent permitted by applicable law, a Fund may invest all or some of its short term cash investments in any money market fund or similarly-managed private fund advised or managed by BlackRock. In connection with any such investments, a Fund, to the extent permitted by the Investment Company Act, may pay its share of expenses of a money market fund or other similarly managed private fund in which it invests, which may result in a Fund bearing some additional expenses.
BlackRock and its directors, officers and employees, may buy and sell securities or other investments for their own accounts and may have conflicts of interest with respect to investments made on behalf of a Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers and employees of BlackRock that are the same, different from or made at different times than positions taken for the Fund. To lessen the possibility that a Fund will be adversely affected by this personal trading, the Fund, BRIL and BlackRock each have adopted a Code of Ethics in compliance
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with Section 17(j) of the Investment Company Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Fund’s portfolio transactions. Each Code of Ethics is also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov.
BlackRock will not purchase securities or other property from, or sell securities or other property to, a Fund, except that the Fund may in accordance with rules or guidance adopted under the Investment Company Act engage in transactions with another Fund or accounts that are affiliated with the Fund as a result of common officers, directors, or investment advisers or pursuant to exemptive orders granted to the Funds and/or BlackRock by the SEC. These transactions would be effected in circumstances in which BlackRock determined that it would be appropriate for the Fund to purchase and another client of BlackRock to sell, or the Fund to sell and another client of BlackRock to purchase, the same security or instrument on the same day. From time to time, the activities of a Fund may be restricted because of regulatory requirements applicable to BlackRock and/or BlackRock’s internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by BlackRock would not be subject to some of those considerations. There may be periods when BlackRock may not initiate or recommend certain types of transactions, or may otherwise restrict or limit its advice in certain securities or instruments issued by or related to companies for which BlackRock is performing advisory or other services or has proprietary positions. For example, when BlackRock is engaged to provide advisory or risk management services for a company, BlackRock may be prohibited from or limited in purchasing or selling securities of that company on behalf of a Fund, particularly where such services result in BlackRock obtaining material non-public information about the company (e.g., in connection with participation in a creditors’ committee). Similar situations could arise if personnel of BlackRock serve as directors of companies the securities of which the Funds wish to purchase or sell. However, if permitted by applicable law, and where consistent with BlackRock’s policies and procedures (including the necessary implementation of appropriate information barriers), the Funds may purchase securities or instruments that are issued by such companies, are the subject of an advisory or risk management assignment by BlackRock, or where personnel of BlackRock are directors or officers of the issuer.
BlackRock has adopted and implemented policies and procedures that are designed to address potential conflicts that arise in connection with the advisory services BlackRock provides to Funds and other clients. Certain BlackRock advisory personnel may take views, and make decisions or recommendations, that are different than or opposite those of other BlackRock advisory personnel. Certain portfolio management teams within BlackRock may make decisions or take (or refrain from taking) actions with respect to clients they advise in a manner different than or adverse to the decisions made or the actions taken (or not taken) by the Funds’ portfolio management teams. The various portfolio management teams may not share information with each other, including as a result of certain information barriers and other policies, and will not have any obligation or other duty to do so.
BlackRock has established certain information barriers and other policies to address the sharing of information between different businesses within BlackRock, including, effective on or about January 21, 2025, with respect to personnel responsible with managing portfolios and voting proxies with respect to certain index equity portfolios versus those responsible for managing portfolios and voting proxies with respect to all other portfolios. As a result of information barriers, certain units of BlackRock generally will not have access, or will have limited access, to certain information and personnel, including senior personnel, in other units of BlackRock, and generally will not manage the Funds with the benefit of information possessed by such other units. Therefore, BlackRock may not be able to review potential investments for the Funds with the benefit of information held by certain areas of BlackRock.
BlackRock may determine to move certain personnel, businesses, or business units from one side of an information barrier to the other side of the information barrier. In connection therewith, BlackRock personnel, businesses, and business units that were moved will no longer have access to the information and personnel from the side of the information barrier from which they were moved. Information obtained in connection with such changes to information barriers may limit or restrict the ability of BlackRock to engage in or otherwise effect transactions on behalf of the Funds (including purchasing or selling securities that BlackRock may otherwise have purchased or sold for a client in the absence of a change to an information barrier). Information barriers may not have their intended impact due to, for example, changes in applicable law or inadvertent crossings of the barriers, and actions by personnel on one side of a barrier may impact the potential actions of personnel on the other side of a barrier.
Although the information barriers are intended to allow for independent portfolio management decision making and proxy voting among certain BlackRock businesses, the investment activities of BlackRock for BlackRock clients, as well as
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BlackRock’s proprietary accounts, may nonetheless limit the investment strategies and rights of other clients (including the Funds). As BlackRock’s assets under management increases, BlackRock clients may face greater negative impacts due to ownership restrictions and limitations imposed by laws, regulations, rules, regulators, or issuers. For example, in certain circumstances where a BlackRock client invests in securities issued by companies that operate in certain industries (e.g., banking, insurance, and utilities) or in certain emerging or international markets, or are subject to regulatory or corporate ownership restrictions (e.g., with mechanisms such as poison pills in place to prevent takeovers), or where a BlackRock client invests in certain futures and derivatives, there may be limits on the aggregate amount invested by BlackRock for its clients and BlackRock’s proprietary accounts that may not be exceeded without the grant of a license or other regulatory or corporate approval, order, consent, relief, waiver or non-disapproval or, if exceeded, may cause BlackRock or its clients to be subject to enforcement actions, disgorgement of share ownership or profits, regulatory restrictions, complex compliance reporting, increased compliance costs or suffer disadvantages or business restrictions. In light of certain restrictions, BlackRock may also seek to make indirect investments (e.g., using derivatives) on behalf of its clients to receive exposure to certain securities in excess of the applicable ownership restrictions and limitations when legally permitted that will expose such clients to additional costs and additional risks, including any risks associated with investing in derivatives. There may be limited availability of derivatives that provide indirect exposure to an impacted security. In addition, BlackRock clients can be subject to more than one ownership limitation depending on each client’s holdings, and each ownership limitation can impact multiple securities held by the client. Certain clients or shareholders may have their own overlapping obligations to monitor their compliance with ownership limitations across their investments.
If certain aggregate ownership thresholds are reached either through the actions of BlackRock or a BlackRock client or as a result of corporate actions by the issuer, the ability of BlackRock on behalf of clients to purchase or dispose of investments, or exercise rights (including voting) or undertake business transactions, may be restricted by law, regulation, rule, or organizational documents or otherwise impaired. For example, to meet the requirements of an ownership limitation or restriction, a client may be unable to purchase or directly hold a security the client would otherwise purchase or hold. The limitation or restriction may be based on the holdings of other BlackRock clients instead of the specific client being restricted. For index funds, this means a fund may not be able to track its index as closely as it would if it was not subject to an ownership limitation or restriction because the fund cannot acquire the amount of the impacted security included in its index. BlackRock on behalf of its clients may limit purchases, sell existing investments, utilize indirect investments, utilize information barriers, or otherwise restrict, forgo, or limit the exercise of rights (including transferring, outsourcing, or limiting voting rights or forgoing the right to receive dividends) when BlackRock, in its sole discretion, deems it appropriate in light of potential regulatory or other restrictions on ownership or other consequences resulting from reaching investment thresholds. These types of restrictions could negatively impact a client’s performance or ability to meet its investment objective.
When BlackRock or a BlackRock client is subject to an ownership limitation, BlackRock may in its discretion seek permission from the applicable issuers or regulators to exceed the limitation. However, there is no guarantee that permission will be granted, or that, once granted, it will not be modified or revoked at a later date with minimal or no notice. The issuer and/or regulator may also require that BlackRock on behalf of itself and its clients take or refrain from taking certain actions in connection with the approval, order, consent, relief or non-disapproval, which BlackRock may accept if it believes the benefits outweigh the costs and may limit BlackRock from taking actions that it otherwise would take. In those circumstances where ownership thresholds or limitations must be observed, BlackRock seeks to allocate limited investment opportunities equitably among clients, taking into consideration benchmark weight and investment strategy. BlackRock may adopt certain controls designed to prevent the occurrence of a breach of any applicable ownership threshold or limits, including, for example, when ownership in certain securities nears an applicable threshold, BlackRock may limit additional purchases in such securities or, with respect to ETFs, remove such securities from the list of Deposit Securities to be delivered to the Fund in connection with purchases of Creation Units of such Fund. If client holdings of an issuer exceed an applicable threshold and BlackRock is unable to obtain relief to enable the continued holding of such investments, it may be necessary to reduce these positions to meet the applicable limitations and BlackRock or such client may be subject to regulatory actions. In these cases, the investments will be sold in a manner that BlackRock deems fair and equitable over time.
Ownership limitations are highly complex. It is possible that, despite BlackRock’s intent to either comply with or be granted permission to exceed ownership limitations, it may inadvertently breach a limit or violate the corporate or regulatory approval, order, consent, relief or non-disapproval that was obtained.
In addition to the foregoing, other ownership thresholds may trigger reporting requirements to governmental and regulatory authorities, and such reports may entail the disclosure of the identity of a client or BlackRock’s intended strategy with respect to such security or asset.
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BlackRock may not serve as an Authorized Participant in the creation and redemption of iShares ETFs.
Under an ETF Services Agreement, the Fund has, when applicable, retained BRIL, an affiliate of BFA, to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units of the Fund (“ETF Services”). BRIL has engaged Citibank, N.A. (“Citibank”) as a subcontractor to provide certain ETF Services. BRIL retains a portion of the standard transaction fee received from Authorized Participants on each creation or redemption order from the Authorized Participant for the ETF Services provided. BlackRock collaborated with, and received payment from, Citibank on the design and development of the ETF Services platform. Citibank has, and from time to time may develop, additional relationships with BlackRock or funds managed by BFA and its affiliates.
In order to defray transaction expenses and protect against possible shareholder dilution, the Fund may collect certain fees from Authorized Participants in connection with cash substitutions for creation and redemption transactions. While BlackRock uses good faith estimates of the expected costs to the Fund in determining the rates for fees collected by the Fund related to creation and redemption activity, BlackRock may have incentives to improve Fund performance through the collection of these fees. As these charges are based on estimates, where the charges exceed actual transaction-related costs and/or expenses incurred by the Fund, Fund performance could improve as a result. BlackRock has established processes to oversee the determination of these estimates in an effort to mitigate this conflict.
BlackRock may maintain securities indices. To the extent permitted by applicable laws, the Funds may seek to license and use such indices as part of their investment strategy. Index based funds that seek to track the performance of securities indices also may use the name of the index or index provider in the fund name. Index providers, including BlackRock (to the extent permitted by applicable law), may be paid licensing fees for use of their index or index name. In instances where BlackRock charges a unitary management fee, BlackRock may have a financial incentive to use a BlackRock index that is less costly to BlackRock than a third party index. BlackRock may benefit from the Funds using BlackRock indices by creating increasing acceptance in the marketplace for such indices. BlackRock is not obligated to license its indices to a Fund and the Funds are under no obligation to use BlackRock indices. Any Fund that enters into a license for a BlackRock index cannot be assured that the terms of any index licensing agreement with BlackRock will be as favorable as those terms offered to other licensees.
BlackRock may enter into contractual arrangements with third-party service providers to a Fund (e.g., custodians, administrators and index providers) pursuant to which BlackRock receives fee discounts or concessions in recognition of BlackRock’s overall relationship with such service providers. BlackRock may also enter into contractual arrangements with such service providers pursuant to which BlackRock incurs additional costs if the service provider’s services are terminated with respect to a Fund. To the extent that BlackRock is responsible for paying service providers out of its fees that it receives from the Funds, the benefits of lower fees, including any fee discounts or concessions, or any additional savings, may accrue, in whole or in part, to BlackRock, which could result in conflicts of interest relating to the use or termination of service providers to a Fund. In addition, conflicts of interest may arise with respect to contractual arrangements with third-party service providers to a Fund, or the selection of such providers, particularly in circumstances where BlackRock is negotiating on behalf of both funds that have a unitary management fee and those that do not or different service providers have different fee structures.
Conflicts of interest may arise as a result of simultaneous investment management of multiple client accounts by the BlackRock’s investment professionals. For example, differences in the advisory fee structure may create the appearance of actual or potential conflicts of interest because such differences could create pecuniary incentives for BlackRock to favor one client account over another.
BlackRock owns or has an ownership interest in certain trading, portfolio management, operations and/ or information systems used by Fund service providers. These systems are, or will be, used by a Fund service provider in connection with the provision of services to accounts managed by BlackRock and funds managed and sponsored by BlackRock, including the Funds, that engage the service provider (typically the custodian). A Fund’s service provider remunerates BlackRock for the use of the systems. A Fund service provider’s payments to BlackRock for the use of these systems may enhance the profitability of BlackRock.
BlackRock’s receipt of fees from a service provider in connection with the use of systems provided by BlackRock may create an incentive for BlackRock to recommend that a Fund enter into or renew an arrangement with the service provider.
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In recognition of a BlackRock client’s overall relationship with BlackRock, BlackRock may offer special pricing arrangements for certain services provided by BlackRock. Any such special pricing arrangements will not affect Fund fees and expenses applicable to such client’s investment in a Fund.
Present and future activities of BlackRock and its directors, officers and employees, in addition to those described in this section, may give rise to additional conflicts of interest.
Investment Advisory, Administrative and Distribution Services
Investment Adviser.  BFA serves as investment adviser to each Fund pursuant to an investment advisory agreement between the Trust, on behalf of each Fund, and BFA. BFA is a California corporation indirectly owned by BlackRock, Inc. and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the investment advisory agreement, BFA, subject to the supervision of the Board and in conformity with the stated investment policies of each Fund, manages and administers the Trust and the investment of each Fund’s assets. BFA is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of the Funds.
Pursuant to the investment advisory agreement, BFA may, from time to time, in its sole discretion and to the extent permitted by applicable law, appoint one or more sub-advisers, including, without limitation, affiliates of BFA, to perform investment advisory or other services with respect to a Fund. In addition, BFA may delegate certain of its investment advisory functions under the investment advisory agreement to one or more of its affiliates to the extent permitted by applicable law. BFA may terminate any or all sub-advisers or such delegation arrangements in its sole discretion upon appropriate notice at any time to the extent permitted by applicable law.
BFA is responsible, under the investment advisory agreement, for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services. BFA is not responsible for, and the Funds will bear, the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, and litigation expenses and any extraordinary expenses (as determined by a majority of the Independent Trustees).
For its investment advisory services to each Fund in the table below, BFA is entitled to an annual investment advisory fee equal to the rate indicated below of the average daily value of each Fund’s net assets. The fees are accrued daily and typically paid monthly by the Fund.
Fund	Annual Rate
iShares Currency Hedged MSCI ACWI ex U.S. ETF	0.38%
iShares Currency Hedged MSCI EAFE ETF	0.38%
iShares Currency Hedged MSCI EAFE Small-Cap ETF	0.43%
BFA may from time to time voluntarily waive and/or reimburse fees or expenses to reduce the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.
For the fiscal years noted below, the following table sets forth the management fees owed before any waivers and/or reimbursements and any fees or expenses waived and/or reimbursed:

Fund	Management Fees Paid for the Fiscal Year Ended July 31, 2025	Waivers and Reimbursements of Fees and Expenses for the Fiscal Year Ended July 31, 2025	Management Fees Paid for the Fiscal Year Ended July 31, 2024	Waivers and Reimbursements of Fees and Expenses for the Fiscal Year Ended July 31, 2024	Management Fees Paid for the Fiscal Year Ended July 31, 2023	Waivers and Reimbursements of Fees and Expenses for the Fiscal Year Ended July 31, 2023
iShares Currency Hedged MSCI ACWI ex U.S. ETF[1]	$908,880	$842,994	$752,578	$694,787	$574,129	$530,542
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Fund	Management Fees Paid for the Fiscal Year Ended July 31, 2025	Waivers and Reimbursements of Fees and Expenses for the Fiscal Year Ended July 31, 2025	Management Fees Paid for the Fiscal Year Ended July 31, 2024	Waivers and Reimbursements of Fees and Expenses for the Fiscal Year Ended July 31, 2024	Management Fees Paid for the Fiscal Year Ended July 31, 2023	Waivers and Reimbursements of Fees and Expenses for the Fiscal Year Ended July 31, 2023
iShares Currency Hedged MSCI EAFE ETF[2]	23,888,431	22,045,298	18,260,278	16,900,594	12,636,577	11,644,116
iShares Currency Hedged MSCI EAFE Small-Cap ETF[3]	655,438	609,710	496,275	462,498	412,835	384,412

1
For the iShares Currency Hedged MSCI ACWI ex U.S. ETF, BFA has contractually agreed to waive a portion of its management fees so that the Fund’s total annual fund operating expenses after the fee waiver is equal to the Acquired Fund Fees and Expenses attributable to the Fund’s investment in the iShares MSCI ACWI ex U.S. ETF (“ACWX”), after taking into account any fee waivers by ACWX, plus 0.03% through November 29, 2030. The contractual waiver may be terminated prior to November 29, 2030 only upon written agreement of the Trust and BFA.
2
For the iShares Currency Hedged MSCI EAFE ETF, BFA has contractually agreed to waive a portion of its management fees so that the Fund’s total annual fund operating expenses after the fee waiver is equal to the Acquired Fund Fees and Expenses attributable to the Fund’s investment in the iShares MSCI EAFE ETF (“EFA”), after taking into account any fee waivers by EFA, plus 0.03% through November 29, 2030. The contractual waiver may be terminated prior to November 29, 2030 only upon written agreement of the Trust and BFA.
3
For the iShares Currency Hedged MSCI EAFE Small-Cap ETF, BFA has contractually agreed to waive a portion of its management fees so that the Fund’s total annual fund operating expenses after the fee waiver is equal to the Acquired Fund Fees and Expenses attributable to the Fund’s investment in the iShares MSCI EAFE Small-Cap ETF (“SCZ”), after taking into account any fee waivers by SCZ, plus 0.03% through November 29, 2030. The contractual waiver may be terminated prior to November 29, 2030 only upon written agreement of the Trust and BFA.
The investment advisory agreement with respect to each Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board, or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the applicable Fund, provided that in either event such continuance also is approved by a majority of the Board members who are not interested persons (as defined in the 1940 Act) of the applicable Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval.
The investment advisory agreement with respect to each Fund is terminable without penalty, on 60 days’ notice, by the Board or by a vote of the holders of a majority of the applicable Fund’s outstanding voting securities (as defined in the 1940 Act). The investment advisory agreement is also terminable upon 60 days’ notice by BFA and will terminate automatically in the event of its assignment (as defined in the 1940 Act).
Portfolio Managers.  As of July 31, 2025, the individuals named as Portfolio Managers in the Funds' Prospectuses were also primarily responsible for the day-to-day management of other iShares funds and certain other types of portfolios and/or accounts as follows:

Orlando Montalvo
Types of Accounts	Number	Total Assets
Registered Investment Companies	18	$4,854,900,000
Other Pooled Investment Vehicles	17	1,425,000,000
Other Accounts	8	3,000,000
Pursuant to BFA’s policy, investment opportunities are allocated equitably among the Funds and other portfolios and accounts. For example, under certain circumstances, an investment opportunity may be restricted due to limited supply in the market, legal constraints or other factors, in which event the investment opportunity will be allocated equitably among those portfolios and accounts, including the Funds, seeking such investment opportunity. As a consequence, from time to time each Fund may receive a smaller allocation of an investment opportunity than it would have if the Portfolio Managers and BFA and its affiliates did not manage other portfolios or accounts.
Like the Funds, the other portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day portfolio management generally pay an asset-based fee to BFA or its affiliates, as applicable, for its advisory services. One or more of those other portfolios or accounts, however, may pay BFA or its affiliates a performance-based fee in lieu of, or in addition to, an asset-based fee for its advisory services. A portfolio or account with a performance-based fee would pay BFA
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or its affiliates a portion of that portfolio’s or account’s gains, or would pay BFA or its affiliates more for its services than would otherwise be the case if BFA or any of its affiliates meets or exceeds specified performance targets. Performance-based fee arrangements could present an incentive for BFA or its affiliates to devote greater resources, and allocate more investment opportunities, to the portfolios or accounts that have those fee arrangements, relative to other portfolios or accounts, in order to earn larger fees. Although BFA and each of its affiliates have an obligation to allocate resources and opportunities equitably among portfolios and accounts and intend to do so, shareholders of the Funds should be aware that, as with any group of portfolios and accounts managed by an investment adviser and/or its affiliates pursuant to varying fee arrangements, including performance-based fee arrangements, there is the potential for a conflict of interest, which may result in the Portfolio Managers favoring those portfolios or accounts with performance-based fee arrangements.
The tables below show, for each Portfolio Manager, the number of portfolios or accounts of the types set forth in the above tables and the aggregate of total assets in those portfolios or accounts with respect to which the investment management fees are based on the performance of those portfolios or accounts as of July 31, 2025:

Orlando Montalvo
Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	N/A
Other Pooled Investment Vehicles	0	N/A
Other Accounts	0	N/A
Portfolio Manager Compensation Overview
The discussion below describes the Portfolio Managers' compensation as of July 31, 2025.
BlackRock, Inc.'s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock, Inc.
Each portfolio manager receives base compensation based on their position with the firm, as well as retirement and other benefits offered to all BlackRock employees. Additionally, each portfolio manager receives discretionary incentive compensation, determined based on several components, including: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the performance of portfolios managed by the portfolio manager and the team relative to the portfolios’ investment objectives (which in the case of index ETFs would be how closely the ETF tracks its underlying index), and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. Discretionary incentive compensation is paid in cash up to a certain threshold with the remaining portion represented by deferred BlackRock, Inc. stock awards. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance.
As of July 31, 2025, the Portfolio Managers did not beneficially own shares of the Funds.
Codes of Ethics.  The Trust, BFA and the Distributor have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. The codes of ethics permit personnel subject to the codes of ethics to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Funds. Each code of ethics is available by contacting BlackRock at the telephone number on the back cover of each Fund’s Prospectus or by accessing the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov.
Anti-Money Laundering Requirements.  The Fund is subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from Authorized Participants to enable it to
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form a reasonable belief that it knows the true identity of its Authorized Participants. This information will be used to verify the identity of Authorized Participants or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.
The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds' policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.
Administrator, Custodian and Transfer Agent.
Citibank serves as administrator, custodian and transfer agent for the Funds under the Master Services Agreement (the “Master Services Agreement”). Citibank’s principal address is 388 Greenwich Street, New York, NY 10013. Pursuant to the Master Services Agreement with the Trust, Citibank provides necessary administrative, tax and accounting and financial reporting services for the maintenance and operations of the Trust and each Fund. In addition, Citibank makes available the office space, equipment, personnel and facilities required to provide such services. Pursuant to the Master Services Agreement with the Trust, Citibank maintains, in separate accounts, cash, securities and other assets of the Trust and each Fund, keeps all necessary accounts and records and provides other services. Citibank is required, upon the order of the Trust, to deliver securities held by Citibank and to make payments for securities purchased by the Trust for each Fund. Citibank is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the U.S. Pursuant to the Master Services Agreement with the Trust, Citibank acts as a transfer agent for each Fund’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for these services, Citibank receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by BFA. BFA pays the compensation because it has agreed to pay these operating expenses under the Investment Advisory Agreement as described therein.
Prior to November 10, 2025, State Street Bank and Trust Company (“State Street”) served as administrator, custodian and transfer agent for the Funds.
JPMorgan serves as custodian for the Funds in connection with certain securities lending activities under a Custody Services Agreement. JPMorgan’s principal address is 383 Madison Avenue, 11th Floor, New York, NY 10179. Pursuant to the Custody Services Agreement with BTC and the Trust, JPMorgan provides custody and related services required to facilitate securities lending by each Fund. JPMorgan maintains custody as may be necessary to facilitate Fund securities lending activity in coordination with other funds, maintains custodial records and provides other services. As compensation for these services, JPMorgan receives certain fees and expenses paid by BTC from its compensation for its services as securities lending agent.
Distributor.  The Distributor's principal address is 50 Hudson Yards, New York, NY 10001. Shares are continuously offered for sale by the Funds through the Distributor or its agent only in Creation Units, as described in the applicable Prospectus and below in the Creation and Redemption of Creation Units section of this SAI. Fund shares in amounts less than Creation Units are generally not distributed by the Distributor or its agent. The Distributor or its agent will arrange for the delivery of the applicable Prospectus and, upon request, this SAI to persons purchasing Creation Units and will maintain records of both orders placed with it or its agents and confirmations of acceptance furnished by it or its agents. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is also licensed as a broker-dealer in all 50 U.S. states, as well as in Puerto Rico, the U.S. Virgin Islands and the District of Columbia.
The Distribution Agreement for each Fund provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days' prior written notice to the other party following (i) the vote of a majority of the Independent Trustees, or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).
The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Fund shares. Such Soliciting Dealers may also be Authorized Participants (as described below), DTC participants and/or investor services organizations.
BFA or its affiliates may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of shares.
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Securities Lending.  To the extent that a Fund engages in securities lending, each Fund conducts its securities lending pursuant to SEC exemptive relief, and BTC acts as securities lending agent for the Funds, subject to the overall supervision of BFA, pursuant to a written agreement (the “Securities Lending Agency Agreement”).
Each Fund and Underlying Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent. Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees as defined below), and any fees or other payments to and from borrowers of securities. As securities lending agent, BTC bears all operational costs directly related to securities lending, including custodial costs of JPMorgan. Each Fund and Underlying Fund are responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA (the “collateral investment fees”); however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees a Fund bears to an annual rate of 0.04%. Such money market fund shares will not be subject to a sales load, redemption fee, distribution fee or service fee.
To the extent that a Fund invests cash collateral in a non-government money market fund, the Fund may be subject to a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, a Fund will be subject to a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the liquidity costs are de minimis (i.e., less than one basis point (0.01%)). The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day. The imposition of any such discretionary or mandatory liquidity fee would reduce the Fund's returns on securities lending.
Under the securities lending program, the Funds are categorized into one of several specific asset classes. The determination of a Fund’s asset class category (fixed-income, domestic equity, international equity or fund-of-funds), each of which may be subject to a different fee arrangement, is based on a methodology agreed to by the Trust and BTC.
Pursuant to the current Securities Lending Agency Agreement:
(i) fund-of-funds, such as the Funds, retain 82% of securities lending income (which excludes collateral investment fees), and (ii) this amount can never be less than 70% of the sum of securities lending income plus collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income (which includes, for this purpose, collateral investment fees) earned across the iShares Complex (as defined in the Management—Trustees and Officers section of this SAI) in a calendar year exceeds specified thresholds, each applicable fund-of-fund, pursuant to the current Securities Lending Agency Agreement, will receive for the remainder of that calendar year securities lending income as follows:
(i) 85% of securities lending income (which excludes collateral investment fees) and (ii) this amount can never be less than 70% of the sum of securities lending income plus collateral investment fees.
The services provided to the Funds by BTC in the most recent fiscal year ended July 31, 2025 primarily included the following:
(1) selecting borrowers from an approved list of borrowers and executing a securities lending agreement as agent on behalf of the Funds with each such borrower;
(2) negotiating the terms of securities loans, including the amount of fees;
(3) directing the delivery of loaned securities;
(4) monitoring the daily value of the loaned securities and directing the payment of additional collateral or the return of excess collateral, as necessary;
(5) investing cash collateral received in connection with any loaned securities;
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(6) monitoring distributions on loaned securities (for example, interest and dividend activity);
(7) in the event of default by a borrower with respect to any securities loan, using the collateral or the proceeds of the liquidation of collateral to purchase replacement securities of the same issue, type, class and series as that of the loaned securities; and
(8) terminating securities loans and arranging for the return of loaned securities to the Funds at loan termination.
The following tables show the dollar amounts of income and fees/compensation related to the securities lending activities of each Fund during its most recent fiscal year ended July 31, 2025.
Fund	iShares Currency Hedged MSCI ACWI ex U.S. ETF	iShares Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI EAFE Small-Cap ETF
Gross income from securities lending activities	$2,083,396	$17,111,050	$363,322
Fees and/or compensation for securities lending activities and related services
Securities lending income paid to BTC for services as securities lending agent	178,468	153,587	3,335
Cash collateral management expenses not included in securities lending income paid to BTC	15,244	144,238	2,862
Administrative fees not included in securities lending income paid to BTC	0	0	0
Indemnification fees not included in securities lending income paid to BTC	0	0	0
Rebates (paid to borrowers)	1,074,220	16,088,380	341,791
Other fees not included in securities lending income paid to BTC	0	0	0
Aggregate fees/compensation for securities lending activities	$1,267,932	$16,386,205	$347,988
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Fund	iShares Currency Hedged MSCI ACWI ex U.S. ETF	iShares Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI EAFE Small-Cap ETF
Net income from securities lending activities	$815,464	$724,845	$15,334
Payments by BFA and its Affiliates.  BFA and/or its affiliates (“BFA Entities”) pay certain broker-dealers, registered investment advisers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Fund and other funds or products sponsored and/or advised by BFA Entities (collectively for purposes of this section, the “Products”). BFA Entities make these payments from their own assets and not from the assets of the Fund. Although a portion of BFA Entities’ revenue comes directly or indirectly in part from fees paid by the Fund or other Products (including, if applicable, any underlying Products held by the Fund), these payments do not increase the price paid by investors for the purchase of shares of, or the cost of owning, the Fund or other Products. BFA Entities make payments for Intermediaries’ participation in activities that are designed to make registered representatives, other professionals and individual investors more knowledgeable about exchange-traded products, including the Fund and other Products, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems (“Education Costs”). BFA Entities also make payments to Intermediaries for certain printing, publishing and mailing costs or materials relating to the Fund or other Products (“Publishing Costs”). In addition, BFA Entities make payments to Intermediaries that make shares of the Fund or other Products available to their clients, in some cases at a waived or reduced commission rate or ticket charge, develop new products that feature iShares, create educational content about the Fund or other Products that is featured on an Intermediary’s platform, or otherwise promote the Fund or other Products. BFA Entities may also reimburse expenses or make payments from their own assets to Intermediaries or other persons in consideration of services or other activities that the BFA Entities believe may benefit the business of the BFA Entities or facilitate investment in the Fund or other Products. Payments of the type described above are sometimes referred to as revenue-sharing payments.
Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your salesperson or other investment professional may also be significant for your salesperson or other investment professional. Because an Intermediary may make decisions about which investment options it will recommend or make available to its clients, what services to provide for various products or what marketing content to make available to its clients based on payments it receives or is eligible to receive, such payments may create conflicts of interest between the Intermediary and its clients. These financial incentives may cause the Intermediary to recommend the Fund or other Products or otherwise promote the Fund or other Products over other investments. The same conflicts of interest and financial incentives exist with respect to your salesperson or other investment professional if he or she receives similar payments from his or her Intermediary firm.
In addition to the payments described above, BFA Entities have developed proprietary tools, calculators and related interactive or digital content that is made available through the www.blackrock.com website at no additional cost to Intermediaries. BlackRock may configure these tools and calculators and localize the content for Intermediaries as part of its customary digital marketing support and promotion of the Fund or other Products.
As of March 1, 2013, BFA Entities have contractual arrangements to make payments (in addition to payments for Education Costs or Publishing Costs) to one Intermediary, Fidelity Brokerage Services LLC (“FBS”). Effective June 4, 2016, this relationship was expanded to include National Financial Services, LLC (“NFS”), an affiliate of FBS. Pursuant to this special, long-term and significant arrangement (the “Marketing Program”), FBS, NFS and certain of their affiliates (collectively “Fidelity”) have agreed, among other things, to actively promote certain funds and Products to customers, investment professionals and other intermediaries and in advertising campaigns as the preferred exchange-traded product, to offer certain funds and Products in certain Fidelity platforms and investment programs, in some cases at a waived or reduced commission rate or ticket charge, and to provide marketing data to BFA Entities. BFA Entities have agreed to facilitate the Marketing Program by, among other things, making certain payments to FBS and NFS for marketing and implementing certain brokerage and investment programs. Upon termination of the arrangement, the BFA Entities will make additional payments to FBS and/or NFS based upon a number of criteria, including the overall success of the Marketing Program and the level of services provided by FBS and NFS during the wind-down period.
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In addition, BFA Entities have entered into other contractual arrangements with Intermediaries and certain other third parties that the BFA Entities believe may benefit the business of the BFA Entities or facilitate investment in the Fund or certain Products. Such agreements can include payments by BFA Entities to such Intermediaries and third parties for data collection and provision, technology support, platform enhancement, or educational content, co-marketing and cross-promotional efforts. In certain cases, such payments to Intermediaries are subject to certain minimum payment levels or tiered payments. With respect to certain funds and Products, payments by the BFA Entities may take the form of, among other things, “due diligence” payments for an Intermediary’s review of such funds and Products; payment for providing employee training and information relating to such funds and Products; fees for access (in some cases on a preferential basis) to an Intermediary’s registered representatives, salespersons or other personnel, fees for maintaining an Intermediary’s investor platform, “shelf space” payments for making such funds and Products available on the Intermediary’s platform or fees for providing assistance in promoting the sale of such funds and Products. In such cases, the payments to Intermediaries may be tiered or based on a percentage of the value of the funds and Products held by customers of the applicable Intermediary and may also be subject to minimum payment levels. Payments made pursuant to such arrangements may vary in any year and may be different for different Intermediaries and third parties and may reflect different services provided. As of the date of this SAI, the Intermediaries and other third parties (or their respective affiliates) receiving one or more types of the contractual payments described above include (in addition to FBS and NFS): &Partners, Advisor Credit Exchange, AE Wealth Management, LLC, American Enterprise Investment Services, Inc., Avantax Investment Services, Inc., BNY Mellon Capital Markets, LLC, BNY Mellon Performance & Risk Analytics, LLC, Cetera Financial Group, Inc., Charles Schwab & Co., Inc., Clearstream Fund Centre AG, Commonwealth Equity Services, LLC, Dorsey Wright and Associates, LLC, Dynasty Financial Partners LLC, E*Trade Securities LLC, Envestnet Asset Management, Inc., iCapital Markets LLC, Interactive Brokers LLC, LPL Financial LLC, Merrill Lynch, Pierce, Fenner & Smith Incorporated, MML Investors Services, LLC, Morgan Stanley Smith Barney LLC, Northwestern Mutual Investment Services, LLC, Orion Portfolio Solutions, LLC, Pershing LLC, Raymond James Financial Services, Inc., Riskalyze, Inc., Sanctuary Wealth Group, LLC, UBS Financial Services Inc., Wells Fargo Clearing Services, LLC and Wells Fargo Advisors Financial Network, LLC. Any additions, modifications, or deletions to Intermediaries and other third parties listed above that have occurred since the date of this SAI are not included in the list.
Further, BFA Entities make Education Costs and Publishing Costs payments to other Intermediaries that are not listed in the immediately preceding paragraph. BFA Entities may determine to make such payments based on any number of metrics. For example, BFA Entities may make payments at year-end or other intervals in a fixed amount, an amount based upon an Intermediary’s services at defined levels or an amount based on the Intermediary’s net sales of one or more Products, including the Fund, in a year or other period, any of which arrangements may include an agreed-upon minimum or maximum payment, or any combination of the foregoing. Please contact your salesperson or other investment professional for more information regarding any such payments or financial incentives his or her Intermediary firm may receive. Any payments made, or financial incentives offered, by the BFA Entities to an Intermediary may create the incentive for the Intermediary to encourage customers to buy shares of the Fund or other Products.
The Fund may participate in certain market maker incentive programs of a national securities exchange in which an affiliate of the Fund would pay a fee to the exchange used for the purpose of incentivizing one or more market makers in the securities of the Fund to enhance the liquidity and quality of the secondary market of securities of the Fund. The fee would then be credited by the exchange to one or more market makers that meet or exceed liquidity and market quality standards with respect to the securities of the Fund. Each market maker incentive program is subject to approval from the SEC. Any such fee payments made to an exchange will be made by an affiliate of the Fund solely for the benefit of the Fund and will not be paid from any Fund assets. Other funds managed by BFA may also participate in such programs.
Determination of Net Asset Value
Valuation of Shares. The NAV for each Fund is generally calculated as of the close of regular trading hours on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each business day the NYSE is open. Valuation of assets held by a Fund is as follows:
Equity Investments. Equity securities traded on a recognized securities exchange (e.g., NYSE), on separate trading boards of a securities exchange or through a market system that provides contemporaneous transaction pricing information (each an “Exchange”) are valued using information obtained via independent pricing services, generally at the Exchange closing price or, if an Exchange closing price is not available, the last traded price on that Exchange prior to the time as of which the assets or liabilities are valued. However, under certain circumstances, other means of determining current market value may be
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used. If an equity security is traded on more than one Exchange, the current market value of the security where it is primarily traded generally will be used. In the event that there are no sales involving an equity security held by a Fund on a day on which a Fund values such security, the prior day’s price will be used, unless BFA determines that such prior day’s price no longer reflects the fair value of the security, in which case such asset would be treated as a Fair Value Asset (as defined below).
Options, Futures, Swaps and Other Derivatives. Exchange-traded equity options (except ETF options, equity index options or those that are customized) for which market quotations are readily available are valued at the mean of the last bid and ask prices as quoted on the Exchange or the board of trade on which such options are traded. In the event that there is no mean price available for such exchange traded equity option held by a Fund on a day on which a Fund values such option, the last bid (long positions) or ask (short positions) price, if available, will be used as the value of such option. If no bid or ask price is available on a day on which a Fund values such option, the prior day’s price will be used, unless BFA determines that such prior day’s price no longer reflects the fair value of the option, in which case such option will be treated as a Fair Value Asset. Customized exchange-traded equity options, ETF options, equity index options and OTC derivatives, may be valued using a mathematical model which may incorporate a number of market data factors. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price or settle price as of the close of such exchanges. Swap agreements and other derivatives are generally valued daily based upon quotations from market makers or by a pricing service in accordance with the Valuation Procedures.
Underlying Funds. Shares of underlying open-end funds (including money market funds) are valued at NAV. Shares of underlying exchange-traded closed-end funds or other ETFs will be valued at their most recent closing price.
General Valuation Information. Prices obtained from independent third-party pricing services, broker-dealers or market makers to value a Fund’s securities and other assets and liabilities are based on information available at the time a Fund values its assets and liabilities. In the event that a pricing service quotation is revised or updated subsequent to the day on which a Fund valued such security, the revised pricing service quotation generally will be applied prospectively. Such determination will be made considering pertinent facts and circumstances surrounding the revision.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for assets that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investment may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
All cash, receivables and current payables are carried on a Fund’s books at their fair value.
In the event that application of the methods of valuation discussed above result in a price for a security which is deemed not to be representative of the fair market value of such security, the security will be valued by, under the direction of or in accordance with a method approved by BFA, each Fund’s valuation designee, as reflecting fair value. All other assets and liabilities (including securities for which market quotations are not readily available) held by a Fund (including restricted securities) are valued at fair value as determined in good faith by BFA pursuant to the Valuation Procedures. Any assets and liabilities which are denominated in a foreign currency are translated into U.S. dollars at the prevailing market rates.
Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used in the Underlying Index, which, in turn, could result in a difference between a Fund’s performance and the performance of the Underlying Index.
Fair Value. When market quotations are not readily available or are believed by BFA to be unreliable, a Fund’s investments are valued at fair value (“Fair Value Assets”). Fair Value Assets are valued by BFA in accordance with the Valuation Procedures. Pursuant to Rule 2a-5 under the Investment Company Act, the Board of Trustees has designated BFA as the valuation designee for the respective Funds for which it serves as investment adviser. BFA may reasonably conclude that a market quotation is not readily available or is unreliable if, among other things, a security or other asset or liability does not have a price source due to its complete lack of trading, if BFA believes a market quotation from a broker-dealer or other source is unreliable (e.g., where it varies significantly from a recent trade, or no longer reflects the fair value of the security or other asset or liability subsequent to the most recent market quotation), or where the security or other asset or liability is only thinly traded or due to the occurrence of a significant event subsequent to the most recent market quotation. For this
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purpose, a “significant event” is deemed to occur if BFA determines, in its reasonable business judgment, that an event has occurred after the close of trading for an asset or liability but prior to or at the time of pricing a Fund’s assets or liabilities, is likely to cause a material change to the last exchange closing price or closing market price of one or more assets held by, or liabilities of, a Fund. On any day the NYSE is open and a foreign market or the primary exchange on which a foreign asset or liability is traded is closed, such asset or liability will be valued using the prior day’s price, provided that BFA is not aware of any significant event or other information that would cause such price to no longer reflect the fair value of the asset or liability, in which case such asset or liability would be treated as a Fair Value Asset.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
BFA’s Rule 2a-5 Committee is responsible for reviewing and approving methodologies by investment type and significant inputs used in the fair valuation of Fund assets or liabilities. In addition, a Fund’s accounting agent assists BFA by periodically endeavoring to confirm the prices it receives from all third-party pricing services, index providers and broker-dealers. BFA regularly evaluates the values assigned to the securities and other assets and liabilities of a Fund.
When determining the price for a Fair Value Asset, BFA will seek to determine the price that a Fund might reasonably expect to receive from the current sale of that asset or liability in an arm’s-length transaction on the date on which the asset or liability is being valued, and does not seek to determine the price a Fund might reasonably expect to receive for selling an asset or liability at a later time or if it holds the asset or liability to maturity. Fair value determinations will be based upon all available factors that BFA deems relevant at the time of the determination, and may be based on analytical values determined by BFA using proprietary or third-party valuation models.
Fair value represents a good faith approximation of the value of an asset or liability. When determining the fair value of an investment, one or more fair value methodologies may be used (depending on certain factors, including the asset type). For example, the investment may be initially priced based on the original cost of the investment or, alternatively, using proprietary or third-party models that may rely upon one or more unobservable inputs. Prices of actual, executed or historical transactions in the relevant investment (or comparable instruments) or, where appropriate, an appraisal by a third-party experienced in the valuation of similar instruments, may also be used as a basis for establishing the fair value of an investment.
The fair value of one or more assets or liabilities may not, in retrospect, be the price at which those assets or liabilities could have been sold during the period in which the particular fair values were used in determining a Fund’s NAV. As a result, a Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.
Each Fund’s annual audited financial statements, which are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”), follow the requirements for valuation set forth in Financial Accounting Standards Board Accounting Standards Codification Topic 820, “Fair Value Measurements and Disclosures” (“ASC 820”), which defines and establishes a framework for measuring fair value under US GAAP and expands financial statement disclosure requirements relating to fair value measurements.
Generally, ASC 820 and other accounting rules applicable to funds and various assets in which they invest are evolving. Such changes may adversely affect a Fund. For example, the evolution of rules governing the determination of the fair market value of assets or liabilities, to the extent such rules become more stringent, would tend to increase the cost and/or reduce the availability of third-party determinations of fair market value. This may in turn increase the costs associated with selling assets or affect their liquidity due to a Fund’s inability to obtain a third-party determination of fair market value.
Brokerage Transactions
Subject to policies established by the Board, BFA is primarily responsible for the execution of a Fund’s portfolio transactions and the allocation of brokerage. BFA does not execute transactions through any particular broker or dealer, but seeks to obtain the best net results for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution, operational facilities of the firm and the firm’s risk and skill
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in positioning blocks of securities. While BFA generally seeks reasonable trade execution costs, a Fund does not necessarily pay the lowest spread or commission available, and payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions. Subject to applicable legal requirements, BFA may select a broker based partly upon brokerage or research services provided to BFA and its clients, including a Fund. In return for such services, BFA may cause a Fund to pay a higher commission than other brokers would charge if BFA determines in good faith that the commission is reasonable in relation to the services provided.
In selecting brokers or dealers to execute portfolio transactions, BFA seeks to obtain the best price and most favorable execution for a Fund and may take into account a variety of factors including: (i) the size, nature and character of the security or instrument being traded and the markets in which it is purchased or sold; (ii) the desired timing of the transaction; (iii) BFA’s knowledge of the expected commission rates and spreads currently available; (iv) the activity existing and expected in the market for the particular security or instrument, including any anticipated execution difficulties; (v) the full range of brokerage services provided; (vi) the broker’s or dealer’s capital; (vii) the quality of research and research services provided; (viii) the reasonableness of the commission, dealer spread or its equivalent for the specific transaction; and (ix) BFA’s knowledge of any actual or apparent operational problems of a broker or dealer. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, thinly traded securities, or other circumstances.
When transacting in securities traded on a non-U.S. exchange or in the secondary market, a Fund will generally be required to trade through a locally-licensed firm. As a result, a Fund may be more limited in the number of firms it will be able to select from in seeking to obtain the best price and most favorable execution for the Fund.
Section 28(e) of the 1934 Act (“Section 28(e)”) permits a U.S. investment adviser, under certain circumstances, to cause an account to pay a broker or dealer a commission for effecting a transaction in securities that exceeds the amount another broker or dealer would have charged for effecting the same transaction in recognition of the value of brokerage and research services provided by that broker or dealer. This includes commissions paid on riskless principal transactions in securities under certain conditions.
From time to time, a Fund may purchase new issues of securities in a fixed price offering. In these situations, the broker may be a member of the selling group that will, in addition to selling securities, provide BFA with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the broker will provide research “credits” in these situations at a rate that is higher than that available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).
The Funds anticipate that brokerage transactions involving foreign equity securities generally will be conducted primarily on the principal stock exchanges of the applicable country. Foreign equity securities may be held by the Funds in the form of depositary receipts, or other securities convertible into foreign equity securities. Depositary receipts may be listed on stock exchanges, or traded in OTC markets in the U.S. or Europe, as the case may be. ADRs, like other securities traded in the U.S., will be subject to negotiated commission rates.
OTC issues, including most fixed-income securities such as corporate debt and U.S. Government securities, are normally traded on a “net” basis without a stated commission, through dealers acting for their own account and not as brokers. The Funds will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer with respect to both foreign and domestic securities will generally include a “spread,” which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer’s normal profit.
Under the 1940 Act, persons affiliated with a Fund and persons who are affiliated with such affiliated persons are prohibited from dealing with the Fund as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC. Since transactions in the OTC market usually involve transactions with the dealers acting as principal for their own accounts, the Funds will not deal with affiliated persons and affiliated persons of such affiliated persons in connection with such transactions. The Funds will not purchase securities during the existence of any underwriting or selling group relating to such securities of which BFA, BRIL or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Board in accordance with Rule 10f-3 under the 1940 Act.
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Purchases of money market instruments by the Funds are made from dealers, underwriters and issuers. The Funds does not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer.
BFA may, from time to time, effect trades on behalf of and for the account of the Funds with brokers or dealers that are affiliated with BFA, in conformity with Rule 17e-1 under the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions.
Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid.
Investment decisions for the Funds and for other investment accounts managed by BFA and the other Affiliates are made independently of each other in light of differing conditions. A variety of factors will be considered in making investment allocations. These factors include: (i) investment objectives or strategies for particular accounts, including sector, industry, country or region and capitalization weightings; (ii) tax considerations of an account; (iii) risk or investment concentration parameters for an account; (iv) supply or demand for a security at a given price level; (v) size of available investment; (vi) cash availability and liquidity requirements for accounts; (vii) regulatory restrictions; (viii) minimum investment size of an account; (ix) relative size of account; and (x) such other factors as may be approved by BlackRock’s general counsel. Moreover, investments may not be allocated to one client account over another based on any of the following considerations: (i) to favor one client account at the expense of another; (ii) to generate higher fees paid by one client account over another or to produce greater performance compensation to BlackRock; (iii) to develop or enhance a relationship with a client or prospective client; (iv) to compensate a client for past services or benefits rendered to BlackRock or to induce future services or benefits to be rendered to BlackRock; or (v) to manage or equalize investment performance among different client accounts. BFA and the other Affiliates may deal, trade and invest for their own respective accounts in the types of securities in which the Funds may invest.
IPOs of securities may be over-subscribed and subsequently trade at a premium in the secondary market. When BFA is given an opportunity to invest in such an initial offering or “new” or “hot” issue, the supply of securities available for client accounts is often less than the amount of securities the accounts would otherwise take. In order to allocate these investments fairly and equitably among client accounts over time, each portfolio manager or a member of his or her respective investment team will indicate to BFA’s trading desk their level of interest in a particular offering with respect to eligible clients’ accounts for which that team is responsible. IPOs of U.S. equity securities will be identified as eligible for particular client accounts that are managed by portfolio teams who have indicated interest in the offering based on market capitalization of the issuer of the security and the investment mandate of the client account and in the case of international equity securities, the country where the offering is taking place and the investment mandate of the client account. Generally, shares received during the IPO will be allocated among participating client accounts within each investment mandate on a pro rata basis. This pro rata allocation may result in a Fund receiving less of a particular security than if pro-rating had not occurred. All allocations of securities will be subject, where relevant, to share minimums established for accounts and compliance constraints. In situations where supply is too limited to be allocated among all accounts for which the investment is eligible, portfolio managers may rotate such investment opportunities among one or more accounts so long as the rotation system provides for fair access for all client accounts over time. Other allocation methodologies that are considered by BFA to be fair and equitable to clients may be used as well.
Because different accounts may have differing investment objectives and policies, BFA may buy and sell the same securities at the same time for different clients based on the particular investment objective, guidelines and strategies of those accounts. For example, BFA may decide that it may be entirely appropriate for a growth fund to sell a security at the same time a value fund is buying that security. To the extent that transactions on behalf of more than one client of BFA or the other Affiliates during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. For example, sales of a security by BlackRock on behalf of one or more of its clients may decrease the market price of such security, adversely impacting other BlackRock clients that still hold the security. If purchases or sales of securities arise for consideration at or about the same time that would involve the Funds or other clients or funds for which BFA or another Affiliate act as investment manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all.
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In certain instances, BFA may find it efficient for purposes of seeking to obtain best execution, to aggregate or “bunch” certain contemporaneous purchases or sale orders of its advisory accounts and advisory accounts of affiliates. In general, all contemporaneous trades for client accounts under management by the same portfolio manager or investment team will be bunched in a single order if the trader believes the bunched trade would provide each client with an opportunity to achieve a more favorable execution at a potentially lower execution cost. The costs associated with a bunched order will be shared pro rata among the clients in the bunched order. Generally, if an order for a particular portfolio manager or management team is filled at several different prices through multiple trades, all accounts participating in the order will receive the average price (except in the case of certain international markets where average pricing is not permitted). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Funds are concerned, in other cases it could be beneficial to the Funds. Transactions effected by BFA or the other Affiliates on behalf of more than one of its clients during the same period may increase the demand for securities being purchased or the supply of securities being sold, causing an adverse effect on price. The trader will give the bunched order to the broker-dealer that the trader has identified as being able to provide the best execution of the order. Orders for purchase or sale of securities will be placed within a reasonable amount of time of the order receipt and bunched orders will be kept bunched only long enough to execute the order.
The table below sets forth the brokerage commissions paid by each Fund for the fiscal years noted. Any differences in brokerage commissions paid by a Fund from year to year are principally due to increases or decreases in the Fund’s assets over those periods or the magnitude of changes to the components of a Fund's Underlying Index:

Fund	Brokerage Commissions Paid During Fiscal Year Ended July 31, 2025	Brokerage Commissions Paid During Fiscal Year Ended July 31, 2024	Brokerage Commissions Paid During Fiscal Year Ended July 31, 2023
iShares Currency Hedged MSCI ACWI ex U.S. ETF	$21,887	$16,047	$16,256
iShares Currency Hedged MSCI EAFE ETF	350,215	213,145	295,172
iShares Currency Hedged MSCI EAFE Small- Cap ETF	12,172	7,969	10,454
The Funds' purchase and sale orders for securities may be combined with those of other investment companies, clients or accounts that BlackRock manages or advises. If purchases or sales of portfolio securities of the Funds and one or more other accounts managed or advised by BlackRock are considered at or about the same time, transactions in such securities are allocated among the Funds and the other accounts in a manner deemed equitable to all by BlackRock. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower transaction costs will be beneficial to the Funds. BlackRock may deal, trade and invest for its own account in the types of securities in which the Funds may invest. BlackRock may, from time to time, effect trades on behalf of and for the account of the Funds with brokers or dealers that are affiliated with BFA, in conformity with the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions. The Funds will not deal with affiliates in principal transactions unless permitted by applicable SEC rules or regulations, or by SEC exemptive order.
Portfolio turnover may vary from year to year, as well as within a year. High turnover rates may result in comparatively greater brokerage expenses. The table below sets forth the portfolio turnover rates of each Fund for the fiscal years noted:
The table below sets forth the portfolio turnover rates of each Fund for the fiscal years noted:
Fund	Fiscal Year Ended July 31, 2025	Fiscal Year Ended July 31, 2024
iShares Currency Hedged MSCI ACWI ex U.S. ETF	12%	9%
iShares Currency Hedged MSCI EAFE ETF	14%	12%
iShares Currency Hedged MSCI EAFE Small-Cap ETF	16%	12%
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None of the Funds paid any brokerage commissions to BRIL, an affiliate of BFA, or to any other broker-dealer that is part of the BlackRock group of companies, during the fiscal year ended July 31, 2025.
Additional Information Concerning the Trust
Shares.  The Trust issues shares of beneficial interests in the funds with no par value. The Board may designate additional iShares funds.
Each share issued by a fund has a pro rata interest in the assets of that fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant fund, and in the net distributable assets of such fund on liquidation.
Each share has one vote with respect to matters upon which the shareholder is entitled to vote. In any matter submitted to shareholders for a vote, each fund shall hold a separate vote, provided that shareholders of all affected funds will vote together when: (i) required by the 1940 Act, or (ii) the Trustees determine that the matter affects the interests of more than one fund.
Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the fund) have noncumulative voting rights in the election of members of the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.
Following the creation of the initial Creation Unit(s) of shares of a fund and immediately prior to the commencement of trading in such fund’s shares, a holder of shares may be a “control person” of the fund, as defined in Rule 0-1 under the 1940 Act. A fund cannot predict the length of time for which one or more shareholders may remain a control person of the fund.
Shareholders may make inquiries by writing to iShares Trust, c/o BlackRock Investments, LLC, 1 University Square Drive, Princeton, NJ 08540.
Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC’s rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC or its staff, officers and trustees of a fund and beneficial owners of 10% of the shares of a fund (“Insiders”) may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the 1934 Act and the SEC’s rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act and existing guidance provided by the SEC staff.
In accordance with the Trust's current Agreement and Declaration of Trust (the “Declaration of Trust”), the Board may, without shareholder approval (unless such shareholder approval is required by the Declaration of Trust or applicable law, including the 1940 Act), authorize certain funds to merge, reorganize, consolidate, sell all or substantially all of their assets, or take other similar actions with, to or into another fund.  The Trust or a fund may be terminated by a majority vote of the Board, subject to the affirmative vote of a majority of the shareholders of the Trust or such fund entitled to vote on termination; however, in certain circumstances described in the Declaration of Trust, only a majority vote of the Board is required. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Declaration of Trust provides that the Board will have the unrestricted power to alter the number of shares in a Creation Unit. Therefore, in the event of a termination of the Trust or a fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Units or to be individually redeemable. In such circumstance, the Trust or a fund may make redemptions in-kind, for cash or for a combination of cash or securities. Further, in the event of a termination of the Trust or a fund, the Trust or a fund might elect to pay cash redemptions to all shareholders, with an in-kind election for shareholders owning in excess of a certain stated minimum amount.
DTC as Securities Depository for Shares of the Funds.  Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.
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DTC was created in 1973 to enable electronic movement of securities between its participants (“DTC Participants”), and NSCC was established in 1976 to provide a single settlement system for securities clearing and to serve as CCP for securities trades among DTC Participants. In 1999, DTC and NSCC were consolidated within The Depository Trust & Clearing Corporation (“DTCC”) and became wholly-owned subsidiaries of DTCC. The common stock of DTCC is owned by the DTC Participants, but NYSE and FINRA, through subsidiaries, hold preferred shares in DTCC that provide them with the right to elect one member each to the DTCC board of directors. Access to the DTC system is available to entities, such as banks, brokers, dealers and trust companies, that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).
Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in shares of the Fund.
Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.
The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.
Distribution of Shares.  In connection with each Fund's launch, each Fund was seeded through the sale of one or more Creation Units by each Fund to one or more initial investors. Initial investors participating in the seeding may be Authorized Participants, a lead market maker or other third party investor or an affiliate of each Fund or each Fund’s adviser. Each such initial investor may sell some or all of the shares underlying the Creation Unit(s) held by them pursuant to the registration statement for each Fund (each, a “Selling Shareholder”), which shares have been registered to permit the resale from time to time after purchase. Each Fund will not receive any of the proceeds from the resale by the Selling Shareholders of these shares.
Selling Shareholders may sell shares owned by them directly or through broker-dealers, in accordance with applicable law, on any national securities exchange on which the shares may be listed or quoted at the time of sale, through trading systems, in the OTC market or in transactions other than on these exchanges or systems at fixed prices, at prevailing market prices at the time of the sale, at varying prices determined at the time of sale, or at negotiated prices. These sales may be effected through
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brokerage transactions, privately negotiated trades, block sales, entry into options or other derivatives transactions or through any other means authorized by applicable law. Selling Shareholders may redeem the shares held in Creation Unit size by them through an Authorized Participant.
Any Selling Shareholder and any broker-dealer or agents participating in the distribution of shares may be deemed to be “underwriters” within the meaning of Section 2(a)(11) of the 1933 Act, in connection with such sales.
Any Selling Shareholder and any other person participating in such distribution will be subject to applicable provisions of the 1934 Act and the rules and regulations thereunder.
Creation and Redemption of Creation Units
General.  The Trust issues and sells shares of each Fund only in Creation Units on a continuous basis through the Distributor or its agent, without a sales load, at a price based on the Fund’s NAV next determined after receipt, on any Business Day (as defined below), of an order received by the Distributor or its agent in proper form. On days when the applicable Listing Exchange closes earlier than normal, the Funds may require orders to be placed earlier in the day. The following table sets forth the number of shares of a Fund that constitute a Creation Unit for such Fund and the approximate value of such Creation Unit as of July 31, 2025:

Fund	Shares Per Creation Unit	Approximate Value Per Creation Unit (U.S.$)
iShares Currency Hedged MSCI ACWI ex U.S. ETF	10,000	$354,108.03
iShares Currency Hedged MSCI EAFE ETF	50,000	$1,890,921.65
iShares Currency Hedged MSCI EAFE Small-Cap ETF	10,000	$361,247.83
In its discretion, the Trust reserves the right to increase or decrease the number of a Fund’s shares that constitute a Creation Unit. The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of any Fund, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.
A “Business Day” with respect to each Fund is any day the Fund is open for business, including any day when it satisfies redemption requests as required by Section 22(e) of the 1940 Act. Each Fund is open for business any day on which the Listing Exchange on which the Fund is listed for trading is open for business. As of the date of this SAI, each Listing Exchange observes the following holidays, as observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Fund Deposit.  The consideration for purchase of Creation Units of a Fund generally consists of Deposit Securities and the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which, when combined with a Fund’s portfolio securities is designed to generate performance that has a collective investment profile similar to that of the Underlying Index. The Fund Deposit represents the minimum initial and subsequent investment amount for a Creation Unit of a Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, to purchases of Creation Units of shares of a given Fund until such time as the next-announced Fund Deposit is made available.
The “Cash Component” is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the “Deposit Amount,” which is an amount equal to the market value of the Deposit Securities, and serves to compensate for any differences between the NAV per Creation Unit and the Deposit Amount. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities are the sole responsibility of the Authorized Participant purchasing the Creation Unit.
The identity and number of shares of the Deposit Securities change pursuant to changes in the composition of a Fund's portfolio and as rebalancing adjustments and corporate action events are reflected from time to time by BFA with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities constituting the relevant Underlying Index.
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The Fund Deposit may also be modified to minimize the Cash Component by redistributing the cash to the Deposit Securities portion of the Fund Deposit through “systematic rounding.” The rounding methodology “rounds up” position sizes of securities in the Deposit Securities (which in turn reduces the cash portion). However, the methodology limits the maximum allowed percentage change in weight and share quantity of any given security in the Fund Deposit.
Fund Deposits may also be modified to position a fund towards a forward index rebalance to reflect revisions that account for index additions, deletions, and re-weights.
The Trust may, in its sole discretion, substitute a “cash in lieu” amount to be added to the Cash Component to replace any Deposit Security in certain circumstances, including: (i) when instruments are not available in sufficient quantity for delivery; (ii) when instruments are not eligible for transfer through DTC or the clearing process (as discussed below); (iii) when instruments that the Authorized Participant (or an investor on whose behalf the Authorized Participant is acting) are not able to be traded due to a trading restriction; (iv) when delivery of the Deposit Security by the Authorized Participant (or by an investor on whose behalf the Authorized Participant is acting) would be restricted under applicable securities or other local laws; (v) in connection with distribution payments to be made by a Fund; or (vi) in certain other situations.
Cash Purchase Method.  Although the Trust does not generally permit partial or full cash purchases of Creation Units of its funds, when partial or full cash purchases of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind purchases thereof. In the case of a partial or full cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser.
Procedures for Creation of Creation Units.  To be eligible to place orders with the Distributor and to create a Creation Unit of the Funds, an entity must be: (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC, or (ii) a DTC Participant, and must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Units (“Authorized Participant Agreement”) (discussed below). A member or participant of a clearing agency registered with the SEC which has a written agreement with the Funds or one of their service providers that allows such member or participant to place orders for the purchase and redemption of Creation Units is referred to as an “Authorized Participant.” All shares of the Funds, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.
Role of the Authorized Participant.  Creation Units may be purchased only by or through a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Funds or one of their service providers that allows such member or participant to place orders for the purchase and redemption of Creation Units (an “Authorized Participant”). Such Authorized Participant will agree, pursuant to the terms of such Authorized Participant Agreement and on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that such Authorized Participant will make available in advance of each purchase of shares an amount of cash sufficient to pay the Cash Component, once the NAV of a Creation Unit is next determined after receipt of the purchase order in proper form, together with the transaction fees described below. An Authorized Participant, acting on behalf of an investor, may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Cash Component. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement and that orders to purchase Creation Units may have to be placed by the investor's broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Trust does not expect to enter into an Authorized Participant Agreement with more than a small number of DTC Participants. A list of current Authorized Participants may be obtained from the Distributor. The Distributor has adopted guidelines regarding Authorized Participants’ transactions in Creation Units that are made available to all Authorized Participants. These guidelines set forth the processes and standards for Authorized Participants to transact with the Distributor and its agents in connection with creation and redemption transactions. In addition, the Distributor may be appointed as the proxy of the Authorized Participant and may be granted a power of attorney under its Authorized Participant Agreement.
Purchase Orders.   To initiate an order for a Creation Unit, an Authorized Participant must submit to the Distributor or its agent an irrevocable order to purchase shares of a Fund, in proper form, generally before 4:00 p.m., Eastern time on any Business Day to receive that day’s NAV. The Distributor or its agent will notify BFA and the custodian of such order. The
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custodian will then provide such information to any appropriate sub-custodian. Procedures and requirements governing the delivery of the Fund Deposit are set forth in the procedures handbook for Authorized Participants and may change from time to time. Investors, other than Authorized Participants, are responsible for making arrangements for a creation request to be made through an Authorized Participant. The Distributor or its agent will provide a list of current Authorized Participants upon request. Those placing orders to purchase Creation Units through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor or its agent by the Cutoff Time (as defined below) on such Business Day.
The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Funds, immediately available or same day funds estimated by the Funds to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fees. Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the Cutoff Time of the Funds. Investors should be aware that an Authorized Participant may require orders for purchases of shares placed with it to be in the particular form required by the individual Authorized Participant.
The Authorized Participant is responsible for any and all expenses and costs incurred by a Fund, including any applicable cash amounts, in connection with any purchase order.
Timing of Submission of Purchase Orders.  An Authorized Participant must submit an irrevocable order to purchase shares of the Fund generally before 4:00 p.m., Eastern time on any Business Day in order to receive that day's NAV. Creation Orders must be transmitted by an Authorized Participant in the form required by the Funds to the Distributor or its agent pursuant to procedures set forth in the Authorized Participant Agreement. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or its agent or an Authorized Participant. Orders to create shares of a Fund that are submitted on the Business Day immediately preceding a holiday or a day (other than a weekend) when the equity markets in the relevant non-U.S. market are closed may not be accepted. Each Fund's deadline specified above for the submission of purchase orders is referred to as the Fund's “Cutoff Time.” The Distributor or its agent, in their discretion, may permit the submission of such orders and requests by or through an Authorized Participant at any time (including on days on which the Listing Exchange is not open for business) via communication through the facilities of the Distributor's or its agent's proprietary website maintained for this purpose. Purchase orders and redemption requests, if accepted by the Trust, will be processed based on the NAV next determined after such acceptance in accordance with the Fund's Cutoff Times as provided in the Authorized Participant Agreement and disclosed in this SAI.
Acceptance of Orders for Creation Units.   Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor's behalf) and (ii) arrangements satisfactory to the Funds are in place for payment of the Cash Component and any other cash amounts which may be due, the Funds will accept the order, subject to each Fund's right (and the right of the Distributor and BFA) to reject any order until acceptance, as set forth below.
Once a Fund has accepted an order, upon the next determination of the NAV of the shares, the Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor or its agent will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.
Each Fund reserves the right to reject or revoke a creation order transmitted to it by the Distributor or its agent provided that a rejection or revocation of a creation order does not violate Rule 6c-11 under the Investment Company Act. For example, a Fund may reject or revoke a creation order transmitted to it by the Distributor or its agent if (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities delivered do not conform to the identity and number of shares specified, as described above; (iv) acceptance of the Deposit Securities is not legally required or would, in the opinion of counsel, be unlawful; or (v) circumstances outside the control of the Fund, the Distributor or its agent and BFA make it impracticable to process purchase orders. The Distributor or its agent shall notify a prospective purchaser of a Creation Unit and/or the Authorized Participant acting on behalf of such purchaser of its rejection of such order. The Funds, Citibank, the sub-custodian and the Distributor or its agent are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for failure to give such notification.
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Issuance of a Creation Unit.   Except as provided herein, a Creation Unit will not be issued until the transfer of good title to the applicable Fund of the Deposit Securities and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the custodian that the securities included in the Fund Deposit (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Distributor or its agent and BFA shall be notified of such delivery and the applicable Fund will issue and cause the delivery of the Creation Unit.
Creation Units are generally issued on a “T+1 basis” (i.e., one Business Day after trade date). However, each Fund reserves the right to settle Creation Unit transactions on a different basis, if necessary or appropriate under the circumstances and compliant with applicable law. These circumstances may include, among others, accommodating non-U.S. market holiday schedules and accounting for different treatment among non-U.S. and U.S. markets of dividend record dates and ex-dividend dates (i.e., the last day the holder of a security can sell the security and still receive dividends payable on the security).
To the extent contemplated by an Authorized Participant Agreement with the Distributor, each Fund will issue Creation Units to such Authorized Participant, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral as set forth in the handbook for Authorized Participants. The Trust may use such collateral at any time to buy Deposit Securities for the Funds. Such collateral must be delivered no later than the time specified by a Fund or its custodian on the contractual settlement date. Information concerning the Funds' current procedures for collateralization of missing Deposit Securities is available from the Distributor or its agent. The Authorized Participant Agreement will permit the Funds to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Funds of purchasing such securities and the collateral including, without limitation, liability for related brokerage, borrowings and other charges.
In certain cases, Authorized Participants may create and redeem Creation Units on the same trade date and in these instances, the Funds reserve the right to settle these transactions on a net basis or require a representation from the Authorized Participants that the creation and redemption transactions are for separate beneficial owners. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by each Fund and the Fund's determination shall be final and binding.
Costs Associated with Creation Transactions.   A standard creation transaction fee is imposed to offset the transfer and other transaction costs associated with the issuance of Creation Units. Under an ETF Services Agreement, the Fund has retained BRIL, an affiliate of BFA, to perform the ETF Services. BRIL will receive from an Authorized Participant a standard transaction fee on each creation order, which consists of (1) a fee for providing the ETF Services (the “ETF Servicing Fee”) and (2) transfer, processing and other transaction costs charged by the Funds custodian in connection with the issuance of Creation Units for such creation order (“Custody Transaction Costs”). BRIL is entitled to retain the ETF Servicing Fee pursuant to the ETF Services Agreement, but BRIL will reimburse any Custody Transaction Costs to the applicable Fund custodian according to the amounts invoiced by such custodian.
The ETF Servicing Fee is a flat fee per order regardless of the number of Creation Units being purchased, which amount will vary among different Funds based on a number of factors, including the complexity of the order and the types of securities or instruments included in each Fund’s Creation Basket, among other variables. The ETF Servicing Fee may be equal to zero in certain instances, such as for creation transactions that consist solely of cash. The actual Custody Transaction Costs vary per order based on the number of trades, underlying markets and settlement locations associated with the issuance of a Creation Unit. The following table sets forth, for each Fund, either the actual creation transaction fee that was charged on November 10, 2025 or an estimate of the creation transaction fee that would have been charged if the Funds had issued a Creation Unit on that date. The actual fee charged to an Authorized Participant in connection with a creation order will vary over time depending on the factors discussed above, and may be higher than the fee set forth below.
In order to defray transaction expenses for a Fund and protect against possible shareholder dilution, if a creation transaction consists solely or partially of cash, the Authorized Participant may also be required to cover (up to the maximum amount shown below) certain brokerage, tax, foreign exchange, execution and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs based on historical data or other inputs, at BlackRock’s discretion, and may include part or all of the spread between the expected bid and offer side of the market and anticipated market impact). However, a Fund is not obligated to trade identical securities to the securities identified by BlackRock in estimating these transaction and other costs and expenses. In
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certain cases, BlackRock or an affiliate may determine in its discretion to deviate from the regular charge, subject to the maximum amounts shown below.
Authorized Participants will also bear the costs of transferring the Deposit Securities to the Funds. Certain fees/costs associated with creation transactions may be waived in certain circumstances. Investors who use the services of a broker or other financial intermediary to acquire Fund shares may be charged a fee for such services.
The following table sets forth each Fund's estimated creation transaction fee based on data as of November 10, 2025 and maximum additional charge (as described above):

Fund	Standard Creation Transaction Fee	Maximum Additional Charge*
iShares Currency Hedged MSCI ACWI ex U.S. ETF	$151.25 **	3.0%
iShares Currency Hedged MSCI EAFE ETF	301.25 **	3.0%
iShares Currency Hedged MSCI EAFE Small-Cap ETF	151.25 **	3.0%

*
As a percentage of the net asset value per Creation Unit.
**
Estimated fees.
Redemption of Creation Units.
Shares of a Fund may be redeemed by Authorized Participants only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor or its agent and only on a Business Day. The Funds will not redeem shares in amounts less than Creation Units. There can be no assurance, however, that there will be sufficient liquidity in the secondary market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a Creation Unit that could be redeemed by an Authorized Participant. Beneficial owners also may sell shares in the secondary market.
The Fund generally redeems Creation Units for Fund Securities (as defined below). Please see the Cash Redemption Method section below and the following discussion summarizing the in-kind method for further information on redeeming Creation Units of the Funds.
Each Fund publishes the designated portfolio of securities (including any portion of such securities for which cash may be substituted) that will be applicable to redemption requests received in proper form (as defined below) on that day (“Fund Securities” or “Redemption Basket”), and an amount of cash (the “Cash Amount,” as described below) in order to effect redemptions of Creation Units of a Fund. Such Fund Securities and Cash Amount will remain in effect until such time as the next announced composition of the Fund Securities and Cash Amount is made available. The Fund Securities and Cash Amount are subject to possible amendment or correction. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units. Procedures and requirements governing redemption transactions are set forth in the handbook for Authorized Participants and may change from time to time.
Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities, plus the Cash Amount, which is an amount equal to the difference between the NAV of the shares being redeemed, as next determined after the receipt of a redemption request in proper form, and the value of Fund Securities, less a redemption transaction fee (as described below).
The Trust may, in its sole discretion, substitute a “cash in lieu” amount to replace any Fund Security in certain circumstances, including: (i) when the delivery of a Fund Security to the Authorized Participant (or to an investor on whose behalf the Authorized Participant is acting) would be restricted under applicable securities or other local laws or due to a trading restriction; (ii) when the delivery of a Fund Security to the Authorized Participant would result in the disposition of the Fund Security by the Authorized Participant due to restrictions under applicable securities or other local laws; (iii) when the delivery of a Fund Security to the Authorized Participant would result in unfavorable tax treatment; (iv) when a Fund Security cannot be settled or otherwise delivered in time to facilitate an in-kind redemption; or (v) in certain other situations. The amount of cash paid out in such cases will be equivalent to the value of the substituted security listed as a Fund Security. In the event that the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder. Each Fund generally
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redeems Creation Units for Fund Securities, but each Fund reserves the right to utilize a cash option for redemption of Creation Units. Each Fund may, in its sole discretion, provide such redeeming Authorized Participant a portfolio of securities that differs from the exact composition of the Fund Securities, but does not differ in NAV. The Redemption Basket may also be modified to minimize the Cash Component by redistributing the cash to the Fund Securities portion of the Redemption Basket through systematically rounding. The rounding methodology allows position sizes of securities in the Fund Securities to be “rounded up,” while limiting the maximum allowed percentage change in weight and share quantity of any given security in the Redemption Basket. Redemption Baskets may also be modified to position a fund towards a forward index rebalance to reflect revisions that account for index additions, deletions, and re-weights.
Cash Redemption Method.   Although the Trust does not generally permit partial or full cash redemptions of Creation Units of its funds, when partial or full cash redemptions of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind redemptions thereof. In the case of partial or full cash redemption, the Authorized Participant receives the cash equivalent of the Fund Securities it would otherwise receive through an in-kind redemption, plus the same Cash Amount to be paid to an in-kind redeemer.
Costs Associated with Redemption Transactions.
A standard redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the relevant Fund. Under an ETF Services Agreement, the Fund has retained BRIL, an affiliate of BFA, to perform the ETF Services. BRIL will receive from an Authorized Participant a standard transaction fee on each creation order, which consists of (1) a fee for providing the ETF Services (the “ETF Servicing Fee”) and (2) transfer, processing and other transaction costs charged by the Funds custodian in connection with the issuance of Creation Units for such creation order (“Custody Transaction Costs”). BRIL is entitled to retain the ETF Servicing Fee pursuant to the ETF Services Agreement, but BRIL will reimburse any Custody Transaction Costs to the applicable Fund custodian according to the amounts invoiced by such custodian.
The ETF Servicing Fee is a flat fee per order regardless of the number of Creation Units being purchased, which amount will vary among different Funds based on a number of factors, including the complexity of the order and the types of securities or instruments included in each Fund’s Creation Basket, among other variables. The ETF Servicing Fee may be equal to zero in certain instances, such as for creation transactions that consist solely of cash. The actual Custody Transaction Costs vary per order based on the number of trades, underlying markets and settlement locations associated with the issuance of a Creation Unit. The following table sets forth, for each Fund, either the actual creation transaction fee that was charged on November 10, 2025 or an estimate of the creation transaction fee that would have been charged if the Funds had issued a Creation Unit on that date. The actual fee charged to an Authorized Participant in connection with a creation order will vary over time depending on the factors discussed above, and may be higher than the fee set forth below.
In order to defray transaction expenses for a Fund and protect against possible shareholder dilution, if a redemption transaction consists solely or partially of cash, the Authorized Participant may also be required to cover (up to the maximum amount shown below) certain brokerage, tax, foreign exchange, execution and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs based on historical data or other inputs, at BlackRock’s discretion, and may include part or all of the spread between the expected bid and offer side of the market and anticipated market impact). However, a Fund is not obligated to trade identical securities to the securities identified by BlackRock in estimating these transaction and other costs and expenses. In certain cases, BlackRock or an affiliate may determine in its discretion to deviate from the regular charge, subject to the maximum amounts shown below.
Authorized Participants will also bear the costs of transferring the Fund Securities from the Fund to their account on their order. Certain fees/costs associated with redemption transactions may be waived in certain circumstances. Investors who use the services of a broker or other financial intermediary to dispose of Fund shares may be charged a fee for such services.
The following table sets forth each Fund's estimated redemption transaction fee based on data as of November 10, 2025 and maximum additional charge (as described above):

Fund	Standard Redemption Transaction Fee	Maximum Additional Charge*
iShares Currency Hedged MSCI ACWI ex U.S. ETF	$151.25 **	2.0%
iShares Currency Hedged MSCI EAFE ETF	301.25 **	2.0%
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Fund	Standard Redemption Transaction Fee	Maximum Additional Charge*
iShares Currency Hedged MSCI EAFE Small-Cap ETF	151.25 **	2.0%

*
As a percentage of the net asset value per Creation Unit, inclusive of the standard redemption transaction fee.
**
Estimated fees.
Placement of Redemption Orders.  Redemption requests for Creation Units of the Fund must be submitted to the Distributor or its agent by or through an Authorized Participant. An Authorized Participant must submit an irrevocable request to redeem shares of the Fund generally before 4:00 p.m., Eastern time on any Business Day in order to receive that day's NAV. On days when the Listing Exchange closes earlier than normal, a Fund may require orders to redeem Creation Units to be placed earlier that day. Investors, other than Authorized Participants, are responsible for making arrangements for a redemption request to be made through an Authorized Participant. The Distributor or its agent will provide a list of current Authorized Participants upon request.
The Authorized Participant must transmit the request for redemption in the form required by the Funds to the Distributor or its agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement and that, therefore, requests to redeem Creation Units may have to be placed by the investor's broker through an Authorized Participant who has executed an Authorized Participant Agreement. At any time, only a limited number of broker-dealers will have an Authorized Participant Agreement in effect. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to the Fund's transfer agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.
A redemption request is considered to be in “proper form” if: (i) an Authorized Participant has transferred or caused to be transferred to the Funds' transfer agent the Creation Unit redeemed through the book-entry system of DTC so as to be effective by the Listing Exchange closing time on any Business Day on which the redemption request is submitted; (ii) a request in form satisfactory to the applicable Fund is received by the Distributor or its agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above; and (iii) all other procedures set forth in the Authorized Participant Agreement are properly followed.
Upon receiving a redemption request, the Distributor or its agent shall notify the applicable Fund and the Fund's transfer agent of such redemption request. The tender of an investor's shares for redemption and the distribution of the securities and/or cash included in the redemption payment made in respect of Creation Units redeemed will be made through DTC and the relevant Authorized Participant to the Beneficial Owner thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds, as the case may be, or by such other means specified by the Authorized Participant submitting the redemption request.
A redeeming Authorized Participant, whether on its own account or acting on behalf of a Beneficial Owner, must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the portfolio securities are customarily traded, to which account such portfolio securities will be delivered.
Deliveries of redemption proceeds are generally made within one Business Day (i.e., “T+1”). However, each Fund reserves the right to settle deliveries of redemption proceeds on a different basis, if necessary or appropriate under the circumstances and compliant with applicable law. These circumstances may include, among others, accommodating non-U.S. market holiday schedules and accounting for different treatment among non-U.S. and U.S. markets of dividend record dates and dividend ex-dates (i.e., the last date the holder of a security can sell the security and still receive dividends payable on the security).
If neither the Authorized Participant nor the Beneficial Owner on whose behalf the Authorized Participant is acting has appropriate arrangements to take delivery of Fund Securities in the applicable non-U.S. jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of Fund Securities in such jurisdiction, a Fund may in its discretion exercise its option to redeem such shares in cash, and the Beneficial Owner will be required to receive its redemption proceeds in cash. In such case, the investor will receive a cash payment equal to the net asset value of its shares based on the NAV of the Fund next determined after the redemption request is received in proper form (minus a redemption
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transaction fee and additional charges specified above to offset the Fund's brokerage and other transaction costs associated with the disposition of Fund Securities). Redemptions of shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund cannot lawfully deliver specific Fund Securities upon redemptions or cannot do so without first registering the Fund Securities under such laws.
Although the Trust does not ordinarily permit cash redemptions of Creation Units, in the event that cash redemptions are permitted or required by the Trust, proceeds will be paid to the Authorized Participant redeeming shares as soon as practicable after the date of redemption (within seven calendar days thereafter). If a Fund includes a foreign investment in its basket, and if a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming Authorized Participants prevents timely delivery of the foreign investment in response to a redemption request, a Fund may delay delivery of the foreign investment more than seven days if a Fund delivers the foreign investment as soon as practicable, but in no event later than 15 days.
To the extent contemplated by an Authorized Participant's agreement with the Distributor or its agent, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit to be redeemed to a Fund, at or prior to the time specified by a Fund or its custodian on the Business Day after the date of submission of such redemption request, the Distributor or its agent will accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral as set forth in the handbook for Authorized Participants. Such collateral must be delivered no later than the time specified by a Fund or its custodian on the Business Day after the date of submission of such redemption request and shall be held by Citibank and marked-to-market daily. The fees of Citibank and any sub-custodians in respect of the delivery, maintenance and redelivery of the collateral shall be payable by the Authorized Participant. The Authorized Participant Agreement permits the Funds to acquire shares of the Funds at any time and subjects the Authorized Participant to liability for any shortfall between the aggregate of the cost to the Funds of purchasing such shares, plus the value of the Cash Amount, and the value of the collateral together with liability for related brokerage and other charges.
Because the portfolio securities of a Fund may trade on exchange(s) on days that the Listing Exchange is closed or are otherwise not Business Days for such Fund, shareholders may not be able to redeem their shares of such Fund or purchase or sell shares of such Fund on the Listing Exchange on days when the NAV of such a Fund could be significantly affected by events in the relevant non-U.S. markets.
The right of redemption may be suspended or the date of payment postponed with respect to any Fund: (i) for any period during which the applicable Listing Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the applicable Listing Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of the Fund's portfolio securities or determination of its NAV is not reasonably practicable; or (iv) in such other circumstance as is permitted by the SEC.
Custom Baskets.  Creation and Redemption baskets may differ and each Fund may accept “custom baskets.” A custom basket may include any of the following: (i) a basket that is composed of a non-representative selection of a Fund's portfolio holdings; (ii) a representative basket that is different from the initial basket used in transactions on the same business day; or (iii) a basket that contains bespoke cash substitutions for a single Authorized Participant. Each Fund has adopted policies and procedures that govern the construction and acceptance of baskets, including heightened requirements for certain types of custom baskets. Such policies and procedures provide the parameters for the construction and acceptance of custom baskets that are in the best interests of a Fund and its shareholders, establish processes for revisions to, or deviations from, such parameters, and specify the titles and roles of the employees of BFA who are required to review each custom basket for compliance with those parameters. In addition, when constructing custom baskets for redemptions, the tax efficiency of a Fund may be taken into account. The policies and procedures distinguish among different types of custom baskets that may be used for each Fund and impose different requirements for different types of custom baskets in order to seek to mitigate against potential risks of conflicts and/or overreaching by an Authorized Participant. BlackRock has established a governance process to oversee basket compliance for the Funds, as set forth in each Fund's policies and procedures.
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Taxation on Creations and Redemptions of Creation Units.   An Authorized Participant generally will recognize either gain or loss upon the exchange of Deposit Securities for Creation Units. This gain or loss is calculated by taking the market value of the Creation Units purchased over the Authorized Participant’s aggregate basis in the Deposit Securities exchanged therefor. However, the IRS may apply the wash sales rules to determine that any loss realized upon the exchange of Deposit Securities for Creation Units is not currently deductible. Authorized Participants should consult their own tax advisors.
Current U.S. federal income tax laws dictate that capital gain or loss realized from the redemption of Creation Units will generally create long-term capital gain or loss if the Authorized Participant holds the Creation Units for more than one year, or short-term capital gain or loss if the Creation Units were held for one year or less, if the Creation Units are held as capital assets.
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Taxes
The following is a summary of certain material U.S. federal income tax considerations regarding the purchase, ownership and disposition of shares of a Fund. This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to a Fund or to all categories of investors, some of which may be subject to special tax rules. Current and prospective shareholders are urged to consult their own tax advisors with respect to the specific U.S. federal, state, local and non-U.S. tax consequences of investing in a Fund. The summary is based on the laws and judicial and administrative interpretations thereof in effect on the date of this SAI, all of which are subject to change, possibly with retroactive effect. References to the Fund will also generally apply to the Underlying Fund as well.
Regulated Investment Company Qualifications.  Each Fund intends to qualify for treatment as a separate RIC under Subchapter M of the Internal Revenue Code. To qualify for treatment as a RIC, each Fund must annually distribute at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (i) at least 90% of each Fund’s annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or non-U.S. currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in qualified publicly-traded partnerships (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive at least 90% of their income from interest, dividends, capital gains and other traditionally permitted RIC income); and (ii) at the close of each quarter of each Fund's taxable year, (a) at least 50% of the market value of each Fund’s total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of each Fund's total assets may be invested in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer, of two or more issuers of which 20% or more of the voting stock is held by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly-traded partnerships.
A Fund may be able to cure a failure to derive at least 90% of its income from the sources specified above or a failure to diversify its holdings in the manner described above by paying a tax and/or by disposing of certain assets. If, in any taxable year, a Fund fails one of these tests and does not timely cure the failure, the Fund will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by the Fund in computing its taxable income.
Although, in general, the passive loss rules of the Internal Revenue Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to interests in qualified publicly-traded partnerships. A Fund's investments in partnerships, including in qualified publicly-traded partnerships, may result in the Fund being subject to state, local, or non-U.S. income, franchise or withholding tax liabilities.
Taxation of RICs.  As a RIC, a Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders, provided that it satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, a Fund must distribute to its shareholders at least the sum of (i) 90% of its “investment company taxable income” (i.e., income other than the excess of its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments, and (ii) 90% of its net tax-exempt income for the taxable year. A Fund will be subject to income tax at regular corporate rates on any taxable income or gains that it does not distribute to its shareholders. If a Fund fails to qualify for any taxable year as a RIC or fails to meet the distribution requirement, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits. In such event, distributions to individuals should be eligible to be treated as qualified dividend income and distributions to corporate shareholders generally should be eligible for the dividends received deduction. Although each Fund intends to distribute substantially all of its net investment income and its capital gains for each taxable year, a Fund may decide to retain a portion of its income or gains. Each Fund will be subject to U.S. federal income taxation and excise taxation (as described below) to the extent it does not distribute all (or, in the case
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of the excise tax, substantially all) of such income or gains. In certain circumstances, including in instances where the operational cost of the distribution would exceed the amount of the income or excise tax, BFA or an affiliate may voluntarily pay the tax on behalf of a Fund or reimburse the Fund for the tax. If a Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. If a Fund fails to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Fund had been liquidated) if it qualifies as a RIC in a subsequent year.
Excise Tax.  A Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus at least 98.2% of its capital gain net income for the 12 months ended October 31 of such year. For this purpose, however, any ordinary income or capital gain net income retained by a Fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year.
Net Capital Loss Carryforwards.  Net capital loss carryforwards may be applied against any net realized capital gains in each succeeding year, until they have been reduced to zero.
In the event that a Fund were to experience an ownership change as defined under the Internal Revenue Code, the loss carryforwards and other favorable tax attributes of a Fund and the Underlying Fund, if any, may be subject to limitation.
The Funds had net capital loss carryforwards as set forth in the table below as of July 31, 2025, the tax year-end for the Funds:

Fund	Non-Expiring Capital Loss Carryforward
iShares Currency Hedged MSCI ACWI ex U.S. ETF	$8,385,019
iShares Currency Hedged MSCI EAFE ETF	402,639,212
iShares Currency Hedged MSCI EAFE Small-Cap ETF	10,610,973
Taxation of U.S. Shareholders.   Dividends and other distributions by a Fund are generally treated under the Internal Revenue Code as received by the shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by a Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided such dividend is actually paid by the Fund during January of the following calendar year.
Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if a Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax (at a flat rate of 21%) on the amount retained. In that event, unless the retained amount is deemed to be de minimis or the applicable tax is otherwise reimbursed by BFA or an affiliate, the Fund will generally designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to the excess of the amount in clause (a) over the amount in clause (b). Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the IRS.
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Distributions of net realized long-term capital gains, if any, that a Fund reports as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund. All other dividends of a Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits (“regular dividends”) are generally subject to tax as ordinary income, subject to the discussion of qualified dividend income below. Because the Fund is expected to invest in an Underlying Fund, the Fund’s realized losses on sales of shares of an Underlying Fund may be indefinitely or permanently deferred as “wash sales.” Distributions of short-term capital gains by an Underlying Fund will be recognized as ordinary income by the Fund and would not be offset by the Fund’s capital loss carryforwards, if any. Capital loss carryforwards of an Underlying Fund, if any, would not offset net capital gains of the Fund. Long-term capital gains are eligible for taxation at a maximum rate of 15% or 20% for non-corporate shareholders, depending on whether their income exceeds certain threshold amounts.
If an individual receives a regular dividend qualifying for the long-term capital gains rates and such dividend constitutes an “extraordinary dividend,” and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An “extraordinary dividend” on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period, or (ii) in an amount greater than 20% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.
Distributions in excess of a Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder’s basis in shares of the Fund, and as a capital gain thereafter (if the shareholder holds shares of the Fund as capital assets). Distributions in excess of the Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to shareholders and will not constitute nontaxable returns of capital. Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive and should have a cost basis in the shares received equal to such amount.
A 3.8% U.S. federal Medicare contribution tax is imposed on net investment income, including, but not limited to, interest, dividends, and net gain from investments, of U.S. individuals with income exceeding $200,000 (or $250,000 if married and filing jointly) and of estates and trusts.
Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If a Fund is the holder of record of any security on the record date for any dividends payable with respect to such security, such dividends will be included in the Fund’s gross income not as of the date received but as of the later of (a) the date such security became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the security would not be entitled to receive the declared, but unpaid, dividends); or (b) the date the Fund acquired such security. Accordingly, in order to satisfy its income distribution requirements, a Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.
In certain situations, a Fund may, for a taxable year, defer all or a portion of its net capital loss (or if there is no net capital loss, then any net long-term or short-term capital loss) realized after October and its late-year ordinary loss (defined as the sum of (i) the excess of post-October foreign currency and passive foreign investment company (“PFIC”) losses over post-October foreign currency and PFIC gains and (ii) the excess of post-December ordinary losses over post-December ordinary income) until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October (or December) may affect the tax character of shareholder distributions.
Sales of Shares.  Upon the sale or exchange of shares of a Fund, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and the shareholder’s basis in shares of the Fund. A redemption of shares by a Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends or capital gains distributions, or by an option or contract to acquire substantially identical shares, within a 61-day period beginning 30 days
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before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. The Medicare contribution tax described above will apply to the sale of Fund shares.
If a shareholder incurs a sales charge in acquiring shares of a Fund, disposes of those shares within 90 days and then, on or before January 31 of the following calendar year, acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents shareholders from immediately deducting the sales charge by shifting their investments within a family of mutual funds.
Backup Withholding.  In certain cases, a Fund will be required to withhold at a 24% rate and remit to the U.S. Treasury such amounts withheld from any distributions paid to a shareholder who: (i) has failed to provide a correct taxpayer identification number; (ii) is subject to backup withholding by the IRS; (iii) has failed to certify to a Fund that such shareholder is not subject to backup withholding; or (iv) has not certified that such shareholder is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's U.S. federal income tax liability.
Sections 351 and 362.  The Trust, on behalf of each Fund, has the right to reject an order for a purchase of shares of the Fund if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Sections 351 and 362 of the Internal Revenue Code, the Fund would have a basis in the securities different from the market value of such securities on the date of deposit. If a Fund’s basis in such securities on the date of deposit was less than market value on such date, the Fund, upon disposition of the securities, would recognize more taxable gain or less taxable loss than if its basis in the securities had been equal to market value. It is not anticipated that the Trust will exercise the right of rejection except in a case where the Trust determines that accepting the order could result in material adverse tax consequences to a Fund or its shareholders. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.
Taxation of Certain Derivatives.  An Underlying Fund’s transactions in zero coupon securities, non-U.S. currencies, forward contracts, options and futures contracts (including options and futures contracts on non-U.S. currencies), to the extent permitted, will be subject to special provisions of the Internal Revenue Code (including provisions relating to “hedging transactions” and “straddles”) that, among other consequences, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require an Underlying Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause an Underlying Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. Each Underlying Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any zero coupon security, non-U.S. currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of an Underlying Fund as a RIC.
An Underlying Fund’s investments in so-called “Section 1256 contracts,” such as regulated futures contracts, most non-U.S. currency forward contracts traded in the interbank market and options on most security indexes, are subject to special tax rules. All Section 1256 contracts held by an Underlying Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in an Underlying Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by an Underlying Fund from positions in Section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by an Underlying Fund.
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As a result of entering into swap contracts, an Underlying Fund may make or receive periodic net payments. An Underlying Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if an Underlying Fund has been a party to the swap for more than one year). With respect to certain types of swaps, an Underlying Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss.
Qualified Dividend Income.  Distributions by a Fund of investment company taxable income (including any short-term capital gains), whether received in cash or shares, will be taxable either as ordinary income or as qualified dividend income, which is eligible to be taxed at long-term capital gain rates to the extent a Fund receives qualified dividend income on the securities it holds and a Fund reports the distribution as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable U.S. corporations (but generally not from U.S. REITs) and certain non-U.S. corporations (e.g., non-U.S. corporations that are not PFICs and which are incorporated in a possession of the U.S. or in certain countries with a comprehensive tax treaty with the U.S., or the stock of which is readily tradable on an established securities market in the U.S. (where the dividends are paid with respect to such stock)). Substitute payments received by a Fund for securities lent out by a Fund will not be qualified dividend income.
A dividend from a Fund will not be treated as qualified dividend income to the extent that: (i) the shareholder has not held the shares on which the dividend was paid for 61 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become ex-dividend with respect to such dividend or a Fund fails to satisfy those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder (or, in the case of certain preferred stocks, the holding requirement of 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend with respect to such dividend); (ii) a Fund or the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property; or (iii) the shareholder elects to treat such dividend as investment income under Section 163(d)(4)(B) of the Internal Revenue Code. Dividends received by a Fund from a REIT or another RIC may be treated as qualified dividend income only to the extent the dividend distributions are attributable to qualified dividend income received by such REIT or other RIC. It is expected that dividends received by a Fund from a REIT and distributed to a shareholder generally will be taxable to the shareholder as ordinary income. However, a non-corporate taxpayer who is a direct REIT shareholder may claim a 20% “qualified business income” deduction for ordinary REIT dividends, and a RIC may report dividends as eligible for this deduction to the extent the RIC’s income is derived from ordinary REIT dividends (reduced by allocable RIC expenses). A shareholder may treat the dividends as such provided the RIC and the shareholder satisfy applicable holding period requirements. Distributions by a Fund of its net short-term capital gains will be taxable as ordinary income.
Corporate Dividends Received Deduction.  Dividends paid by the Fund that are attributable to dividends received by an Underlying Fund from U.S. corporations may qualify for the U.S. federal dividends received deduction for corporations. A 46-day minimum holding period during the 90-day period that begins 45 days prior to ex-dividend date (or 91-day minimum holding period during the 180 period beginning 90 days prior to ex-dividend date for certain preference dividends) during which risk of loss may not be diminished is required for the applicable shares, at both the Fund and shareholder level, for a dividend to be eligible for the dividends received deduction. Restrictions may apply if indebtedness, including a short sale, is attributable to the investment.
Excess Inclusion Income.  Under current law, the Funds serve to block unrelated business taxable income (“UBTI”) from being realized by their tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Section 514(b) of the Internal Revenue Code. Certain types of income received by a Fund from REITs, real estate mortgage investment conduits, taxable mortgage pools or other investments may cause the Fund to report some or all of its distributions as “excess inclusion income.” To Fund shareholders, such excess inclusion income may: (i) constitute taxable income, as UBTI for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (ii) not be offset by otherwise allowable deductions for tax purposes; (iii) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (iv) cause the Fund or Underlying Fund to be subject to tax if certain “disqualified
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organizations,” as defined by the Internal Revenue Code, are Fund shareholders. If a charitable remainder annuity trust or a charitable remainder unitrust (each as defined in Section 664 of the Internal Revenue Code) has UBTI for a taxable year, a 100% excise tax on the UBTI is imposed on the trust.
A Fund tries to avoid investing in REITs that are expected to generate excess inclusion income, but a Fund may not always be successful in doing so. Because information about a REIT’s investments may be inadequate or inaccurate, or because a REIT may change its investment program, a Fund may not be successful in avoiding the consequences described above. Avoidance of investments in REITs that generate excess inclusion income may require a Fund to forego otherwise attractive investment opportunities.
Non-U.S. Investments.  Under Section 988 of the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates between the time a Fund accrues income or receivables or expenses or other liabilities denominated in a non-U.S. currency and the time a Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. In general, gains (and losses) realized on debt instruments will be treated as Section 988 gain (or loss) to the extent attributable to changes in exchange rates between the U.S. dollar and the currencies in which the instruments are denominated. Similarly, gains or losses on non-U.S. currency, non-U.S. currency forward contracts and certain non-U.S. currency options or futures contracts denominated in non-U.S. currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss unless a Fund was to elect otherwise.
Each Fund may be subject to non-U.S. income taxes withheld at the source. Each Fund, if permitted to do so, may elect to “pass through” to its investors the amount of non-U.S. income taxes paid by the Fund provided that the Fund held the security on the dividend settlement date and for at least 15 additional days immediately before and/or thereafter, with the result that each investor with respect to shares of the Fund held for a minimum 16-day holding period at the time of deemed distribution will (i) include in gross income, even though not actually received, the investor’s pro rata share of the Fund’s non-U.S. income taxes, and (ii) either deduct (in calculating U.S. taxable income, but only for investors who itemize their deductions on their personal tax returns) or credit (in calculating U.S. federal income tax) the investor’s pro rata share of the Fund’s non-U.S. income taxes. Withholding taxes on dividends on non-U.S. securities while such securities are lent out by a Fund are not eligible for non-U.S. tax credit pass through. Taxes not “passed through” for tax purposes will not be available to shareholders for foreign tax credit purposes. A non-U.S. person invested in a Fund in a year that the Fund elects to “pass through” its non-U.S. taxes may be treated as receiving additional dividend income subject to U.S. withholding tax. A non-U.S. tax credit may not exceed the investor’s U.S. federal income tax otherwise payable with respect to the investor’s non-U.S. source income. For this purpose, shareholders must treat as non-U.S. source gross income (i) their proportionate shares of non-U.S. taxes paid by the Fund and (ii) the portion of any dividend paid by the Fund that represents income derived from non-U.S. sources; the Fund’s gain from the sale of securities will generally be treated as U.S.-source income. Certain limitations will be imposed to the extent to which the non-U.S. tax credit may be claimed. If your Fund shares are loaned pursuant to securities lending arrangements, you may lose the ability to use any non-U.S. tax credits passed through by a Fund or to treat Fund dividends (paid while the shares are held by the borrower) as qualified dividends. Regarding a short sale with respect to shares of a Fund, substitute payments made to the lender of such shares may not be deductible under certain circumstances. Consult your financial intermediary or tax advisor.
Each Underlying Fund, if invested in non-U.S. positions, may be subject to non-U.S. income taxes and non-U.S. financial transactions taxes. Each Underlying Fund that is permitted to do so may elect to “pass through” to its investors, including the Fund, the amount of non-U.S. income taxes paid by the Underlying Fund. If more than 50% of the total assets of an Underlying Fund at the close of a year consist of non-U.S. stocks or securities (generally for this purposes, depositary receipts, no matter where traded, of non-U.S. companies are treated as “non-U.S.”) (and 50% of the total assets of the Fund at the close of the year consists of non-U.S. securities, or, at the close of each quarter, shares of Underlying Funds), the Funds may be eligible to elect to “pass through” such amounts to their stockholders and may do so, depending upon circumstances.
Passive Foreign Investment Companies.  If an Underlying Fund purchases shares in PFICs, it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.
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If an Underlying Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Internal Revenue Code, in lieu of the foregoing requirements, an Underlying Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to a Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, a Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.
Alternatively, an Underlying Fund may make a mark-to-market election that would result in a Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, an Underlying Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by an Underlying Fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the IRS. By making the election, an Underlying Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. An Underlying Fund may have to distribute this “phantom” income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax.
An Underlying Fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effects of these rules.
Reporting.  If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a RIC are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Other Taxes.  Dividends, distributions and redemption proceeds may also be subject to additional state, local and non-U.S. taxes depending on each shareholder’s particular situation.
Taxation of Non-U.S. Shareholders.  Dividends paid by a Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. Dividends paid by a Fund from net tax-exempt income or long-term capital gains are generally not subject to such withholding tax. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN or IRS Form W-8BEN-E certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides an IRS Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the U.S. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN, IRS Form W-8BEN-E or other applicable form may be subject to backup withholding at the appropriate rate.
Properly-reported dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of the Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder or partner, reduced by expenses that are allocable to such income) or (ii) are paid in respect of the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, the Fund may report all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN, IRS Form W-8BEN-E or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.
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Special rules may apply to a foreign shareholder receiving a Fund distribution if at least 50% of the Fund's assets consist of interests in U.S. real property interests, including certain REITs and U.S. real property holding corporations (as defined in the Internal Revenue Code and Treasury regulations). Fund distributions that are attributable to gain from the disposition of a U.S. real property interest will be taxable as ordinary dividends and subject to withholding at a 30% or lower treaty rate if the foreign shareholder held no more than 5% of the Fund's shares at any time during the one-year period ending on the date of the distribution. If the foreign shareholder held at least 5% of the Fund's shares, the distribution would be treated as income effectively connected with a trade or business within the U.S. and the foreign shareholder would be subject to withholding tax at a rate of 21% and would generally be required to file a U.S. federal income tax return.
Similar consequences would generally apply to a foreign shareholder's gain on the sale of Fund shares unless the Fund is domestically controlled (meaning that more than 50% of the value of the Fund's shares is held by U.S. shareholders) or the foreign shareholder owns no more than 5% of the Fund's shares at any time during the five-year period ending on the date of sale. Finally, a domestically controlled Fund may be required to recognize a portion of its gain on the in-kind distribution of certain U.S. real property interests. Shareholders that are nonresident aliens or foreign entities are urged to consult their own tax advisors concerning the particular tax consequences to them of an investment in the Fund.
The rules laid out in the previous two paragraphs, other than the withholding rules, will apply notwithstanding certain of the Fund’s participation in a wash sale transaction or its payment of a substitute dividend.
Shareholders that are nonresident aliens or foreign entities are urged to consult their own tax advisors concerning the particular tax consequences to them of an investment in a Fund.
Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to: (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders; and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to: (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders; comply with due diligence procedures with respect to the identification of U.S. accounts; report to the IRS certain information with respect to U.S. accounts maintained; agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information; and determine certain other information concerning their account holders, or (ii) in the event an intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities may need to report the name, address, and taxpayer identification number of each substantial U.S. owner or provide certifications of no substantial U.S. ownership unless certain exceptions apply.
Shares of a Fund held by a non-U.S. shareholder at death will be considered situated within the U.S. and subject to the U.S. estate tax.
The foregoing discussion is a summary of certain material U.S. federal income tax considerations only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisors as to the tax consequences of investing in such shares, including consequences under state, local and non-U.S. tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date of this SAI. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.
Financial Statements
Each Fund's audited Financial Statements, including the Financial Highlights, appearing in the applicable Annual Report to Shareholders and the report therein of PricewaterhouseCoopers LLP, an independent registered public accounting firm, are hereby incorporated by reference in this SAI. The applicable Annual Report to Shareholders, which contains the referenced audited financial statements, is available upon request and without charge.
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Miscellaneous Information
Counsel.  Willkie Farr & Gallagher LLP, located at 787 Seventh Avenue, New York, NY 10019, is counsel to the Trust.
Independent Registered Public Accounting Firm.  PricewaterhouseCoopers LLP, located at Two Commerce Square, 2001 Market Street, Philadelphia, PA 19103, serves as the Trust's independent registered public accounting firm, audits the Funds' financial statements, and may perform other services.
Shareholder Communications to the Board.  The Board has established a process for shareholders to communicate with the Board. Shareholders may contact the Board by mail. Correspondence should be addressed to iShares Board of Trustees, c/o BlackRock Fund Advisors, iShares Fund Administration, 400 Howard Street, San Francisco, CA 94105. Shareholder communications to the Board should include the following information: (i) the name and address of the shareholder; (ii) the number of shares owned by the shareholder; (iii) the Fund(s) of which the shareholder owns shares; and (iv) if these shares are owned indirectly through a broker, financial intermediary or other record owner, the name of the broker, financial intermediary or other record owner. All correspondence received as set forth above shall be reviewed by the Secretary of the Trust and reported to the Board.
Investors’ Rights.  The Fund relies on the services of BFA and its other service providers, including the Distributor, administrator, custodian and transfer agent. Further information about the duties and roles of these service providers is set out in this SAI. Investors who acquire shares of the Fund are not parties to the relevant agreement with these service providers and do not have express contractual rights against the Fund or its service providers, except certain institutional investors that are Authorized Participants may have certain express contractual rights with respect to the Distributor under the terms of the relevant Authorized Participant Agreement. Investors may have certain legal rights under federal or state law against the Fund or its service providers. In the event that an investor considers that it may have a claim against the Fund, or against any service provider in connection with its investment in the Fund, such investor should consult its own legal advisor.
By contract, Authorized Participants irrevocably submit to the non-exclusive jurisdiction of any New York State or U.S. federal court sitting in New York City over any suit, action or proceeding arising out of or relating to the Authorized Participant Agreement. Jurisdiction over other claims, whether by investors or Authorized Participants, will turn on the facts of the particular case and the law of the jurisdiction in which the proceeding is brought.
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Appendix A - Proxy Voting Policies
A-1

Open-End Active and Fixed Income Index Fund Proxy Voting Policy
Procedures Governing Delegation of Proxy Voting to Fund Advisers
Effective Date: January 1, 2025
________________________________________
Applies to the following types of Funds registered under the 1940 Act:
☐ Index Equity Mutual Funds and Exchange-Traded Funds
☒ Open-End Active and Fixed Income Index Mutual Funds and Exchange-Traded Funds
☐ Money Market Funds
☐ Closed-End Funds
☐ Other
________________________________________
Objective and Scope
Set forth below is the Open-End Active and Fixed Income Index Fund Proxy Voting Policy.
Policy / Document Requirements and Statements
The Boards of Trustees/Directors (“Directors”) of certain open-end funds (the “Funds”) advised by BlackRock Fund Advisors or BlackRock Advisors, LLC (“BlackRock”), have the responsibility for the oversight of voting proxies relating to portfolio securities of the Funds, and have determined that it is in the best interests of the Funds and their shareholders to delegate the responsibility to vote proxies to BlackRock, subject to the principles outlined in this Policy, as part of BlackRock’s authority to manage, acquire and dispose of account assets, all as contemplated by the Funds’ respective investment management agreements.
BlackRock has adopted the BlackRock Active Investment Stewardship Global Engagement and Voting Guidelines (as from time to time amended, the “Guidelines”) governing proxy voting by active and fixed income index Funds managed by BlackRock. The Guidelines include “climate and decarbonization” guidelines which apply to the Funds listed in Appendix A, if any.
BlackRock will cast votes on behalf of each of the Funds covered by this policy on specific proxy issues in respect of securities held by each such Fund (or may refrain from voting) in accordance with the Guidelines.
Conflicts Management
BlackRock Active Investment Stewardship (“BAIS”) maintains policies and procedures that seek to prevent undue influence on BlackRock’s proxy voting activity and to mitigate material conflicts of interest in the exercise of proxy voting responsibilities. Potential material conflicts, and the resultant potential for undue influence, might be due to a relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates or employees, or a Fund or a Fund’s affiliates. BlackRock has taken certain steps to mitigate potential conflicts, which are outlined in detail in the Guidelines. In mitigating conflicts, BAIS will adhere to the Guidelines.
In certain instances, BAIS will engage an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid potential conflicts of interest, to satisfy regulatory compliance requirements, or as may be otherwise required by applicable law.
A-2

With respect to the relationship between securities lending and proxy voting, shares on loan cannot be voted and BlackRock may determine to recall them for voting, as guided by BlackRock’s fiduciary responsibility to act in clients’ financial interests. The Guidelines set forth BlackRock’s approach to recalling securities on loan in connection with proxy voting.
Reports to the Board
BlackRock will report on an annual basis to the Directors on (1) a summary of the proxy voting process as applicable to the Funds covered by this policy in the preceding year together with a representation that all votes were in accordance with the Guidelines and (2) any material changes to the Guidelines, including material changes to conflicts management practices, that have not previously been reported.
Appendix A
BlackRock U.S. Carbon Transition Readiness ETF
BlackRock World ex U.S. Carbon Transition Readiness ETF
A-3

BlackRock Active Investment Stewardship
Global Engagement and Voting Guidelines
Effective as of January 2025

Overview	A-4
Introduction to BlackRock	A-4
About BlackRock Active Investment Stewardship	A-5
Our approach to stewardship within active equities	A-5
Our approach to stewardship within fixed income	A-5
Boards of Directors	A-6
Executive compensation	A-8
Non-executive director compensation	A-9
Capital structure	A-9
Transactions and special situations	A-10
Corporate reporting, risk management and audit	A-11
Shareholder rights and protections	A-12
Shareholder proposals	A-13
Corporate political activities	A-13
Sustainability, or environmental and social, considerations	A-13
Key stakeholders	A-14
Climate and decarbonization investment objectives	A-14
Appendix 1: How we fulfil and oversee our active investment stewardship responsibilities	A-14
Overview
This document provides high level guidance on how BlackRock Active Investment Stewardship (BAIS) views corporate governance matters that are commonly put to a shareholder vote, or on which investors engage with issuers. BAIS works in partnership with BlackRock’s investment teams, excluding index equity, providing expertise on investment stewardship, engaging with companies on behalf of those teams when appropriate, and assisting in recommending, operationalizing and reporting on voting decisions. The guidance informs BAIS’ voting recommendations to BlackRock’s active portfolio managers. It applies to active equity holdings in BlackRock’s fundamental equity, systematic equity and multi-asset solutions strategies. It also may apply to holdings in BlackRock’s index and active fixed income strategies, to the extent those strategies hold voting securities or conduct issuer engagements. The guidelines are not prescriptive as active portfolio managers have discretion as to how they integrate these guidelines within their investment processes in light of their clients’ or funds’ investment objectives. There are separate, independently developed principles and voting policies that are applied to BlackRock’s index equity investments by a distinct and independent function, BlackRock Investment Stewardship.
Introduction to BlackRock
BlackRock’s purpose is to help more and more people experience financial well-being. We manage assets on behalf of institutional and individual clients, across a full spectrum of investment strategies, asset classes, and regions. Our client base includes pension plans, endowments, foundations, charities, official institutions, insurers, and other financial institutions, as well as individuals around the world.
A-4

About BlackRock Active Investment Stewardship
BlackRock Active Investment Stewardship (BAIS) is a specialist team within the Portfolio Management Group and manages BlackRock’s stewardship engagement and voting on behalf of clients invested in active strategies globally. BAIS is also responsible for engagement with issuers in index fixed income strategies, where appropriate. Our activities are informed by these Global Engagement and Voting Guidelines (“the Guidelines”) and insights from active investment analysts and portfolio managers, with whom we work closely in engaging companies and voting at shareholder meetings.
Engagement with public companies is the foundation of our approach to stewardship within fundamental active investing. Through direct dialogue with company leadership, we seek to understand their businesses and how they manage risks and opportunities to deliver durable, risk adjusted financial returns. Generally, portfolio managers and stewardship specialists engage jointly on substantive matters. Our discussions focus on topics relevant to a company’s success over time including governance and leadership, corporate strategy, capital structure and financial performance, operations and sustainability-related risks, as well as macro-economic, geopolitical and sector dynamics. We aim to be constructive investors and are generally supportive of management teams that have a track record of financial value creation. We aim to build and maintain strong relationships with company leadership based on open dialogue and mutual respect.
Different active equity strategies may implement these voting guidelines differently, as a result of the latitude the portfolio manager has to make independent voting decisions aligned with their portfolio objectives and investment strategy. For example, BAIS will generally vote the holdings in Systematic Active Equity portfolios in accordance with these guidelines. We provide voting recommendations to fundamental equity portfolio managers, who may determine to vote differently based on their portfolio investment objectives and strategy.
These guidelines discuss corporate governance topics on which we may engage with management teams and board directors(1) and matters that routinely come to a shareholder vote. We recognize that accepted corporate governance norms can differ across markets, and believe these guidelines represent globally applicable elements of governance that support a company’s ability to manage material risks and opportunities and deliver financial returns to investors. Generally, we believe companies should observe accepted corporate governance norms within their local markets or, particularly in markets without well-established norms, aspire to widely recognized international best practices. As one of many minority shareholders, BlackRock cannot – and does not try to – direct a company’s strategy or its implementation. We look to companies to provide disclosures that explain how their approach to corporate governance best aligns with the financial interests of their investors.
Our approach to stewardship within active equities
As shareholders of public companies, BlackRock’s clients have certain fundamental rights, including the right to vote on proposals put forth by a company’s management or its shareholders. The voting rights attached to these clients’ holdings are an important mechanism for investors to express support for, or concern about, a company’s performance. As a fiduciary, BlackRock is legally required to make proxy voting determinations, on behalf of clients who have delegated voting authority to us, in a manner that is consistent with their investment objectives.
In general, we tend to support the recommendations of the board of directors and management. As indicated below, we may vote against management recommendations when we have concerns about how companies are serving the financial interests of our clients as their shareholders. We take a globally consistent approach to voting but consider the different corporate governance regulations and norms in various markets. Votes are determined on a case-by-case basis, in the context of a company’s situation and the investment mandate we have from clients. Please see page 16 for more information about how we fulfil and oversee BlackRock’s non-index equity investment stewardship responsibilities.
Our approach to stewardship within fixed income
Although fixed income investors do not have the right to vote at shareholder meetings, issuer engagement is a component of fixed income investment strategies at BlackRock, particularly those with sustainability objectives in addition to financial objectives. Most corporate governance-related fixed income engagements are undertaken in conjunction with the active investment stewardship team, and often active equity investors. In addition to the topics listed below, engagement with fixed

(1)
References to the board, board directors or non-executive directors should be understood to include supervisory boards and their members, where relevant.
A-5

income investment teams can help inform an issuer’s approach to structuring specialist issuances, such as green bonds, and the standard terms and information in bond documentation.
Boards of Directors
Roles and responsibilities
There is widespread consensus that the foundation of good corporate governance is an effective board of directors that is able to advise and supervise management in an independent and objective manner(2).
We look to the board of directors (hereafter ‘the board’) to have an oversight role in the establishment and realization of a company’s strategy, purpose and culture. These constructs are interdependent and, when aligned, can better position a company to be resilient in the face of a changing business environment, help reduce the risks of corporate or employee misconduct, and attract and retain the caliber of workers necessary to deliver financial performance over time.
In promoting the success of the company, the board ensures the necessary resources, policies and procedures are in place to help management meet its strategic objectives within an agreed risk tolerance.
One of the most important responsibilities of the board is to appoint, and remove as necessary, the chief executive officer (CEO). In addition, the board plays a meaningful role in monitoring the performance of the CEO and other key executives, determining executive compensation, ensuring a rigorous audit, overseeing strategy execution and risk management and engaging with shareholders, and other stakeholders, as necessary.
Composition and effectiveness
Appointment process
A formal and transparent process for identifying and appointing director candidates is critical to ensuring the board is composed of directors with the appropriate mix of skills and experience. The board or a sub-committee should determine the general criteria given the company’s circumstances (e.g., sector, maturity, geographic footprint) and any additional criteria for a specific role being filled (e.g., financial expertise, industry track record). To inform the process, we encourage companies to review the skills and experience of incumbent directors to identify any gaps and whether a director candidate’s characteristics would be additive. We welcome disclosures that explain how the board considered different skills, backgrounds and experience to ensure the directors collectively can be effective in fulfilling their responsibilities. We assess a company’s board composition against that of its peer group and local market requirements.
Shareholders periodically vote to elect, remove and nominate directors to serve on the board. We may vote against the election of the most senior independent director, or the chair of the relevant committee, where a company has not demonstrated it has an appointment process that results in a high functioning board with the appropriate complement of skills, backgrounds and experience amongst the directors to support strong financial performance over time. We may vote against newly nominated directors who do not seem to have the appropriate skills or experience to contribute to the board’s effectiveness.
Independence
Director independence from management, significant shareholders or other stakeholders (e.g., government or employees) is of paramount importance to the protection of the interests of minority shareholders such as BlackRock’s clients. At least half of the directors should be independent and free from conflicts of interest or undue influence(3). This ensures sufficient independent directors to have appropriately independent board committees. Companies domiciled in markets with a higher threshold for board independence should meet those requirements.

(2)
See the Corporate Governance Codes of Germany, Japan, and the UK, as well as the corporate governance principles of the US Business Roundtable as examples.
(3)
Common impediments to independence may include but are not limited to: current or recent employment at the company or a subsidiary; being, or representing, a shareholder with a substantial shareholding in the company; interlocking directorships; lengthy tenure, and having any other interest, business, or other relationship which could, or could reasonably be perceived to, materially interfere with a director’s ability to act in the best interests of the company and shareholders.
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We may vote against the election of non-independent directors if the board does not have a sufficient balance of independence. We may also vote against the election of the chair of the committee responsible for board composition if this is a perennial issue.
Independent board leadership
Practices across markets differ, as do board structures, but we observe two main approaches to independent board leadership. One is a non-executive, independent chair of the board who is responsible for leading the board in the effective exercise of its duties. The other is a lead or senior independent director, who is responsible for coordinating with the other non-executive directors and working closely with the executive chair on the board agenda and other board procedures. In this case, the executive chair and the lead independent director work together to ensure the board is effectively fulfilling its responsibilities. In our view, the independent leader of the board, and/or the chair of a relevant committee, should be available to investors to discuss board governance matters such as CEO succession, executive pay, and board performance. We look to boards to explain their independent board leadership model and how it serves the interests of shareholders.
We may vote against the election of the chair of the committee responsible for board composition if there is not an identified independent leader of the board with clear responsibilities for board performance. We may vote against the most senior independent director if the board has a policy of not engaging with shareholders.
Tenure and succession
Boards should establish the length of time a director would normally be expected to serve, in line with market norms where those exist. In such markets, we find it helpful when companies disclose their approach to director tenure particularly around the contributions of directors who have served for longer periods than provided for in local practices. In our experience, long-serving directors could become less independent given their relationship with management and involvement in past board decisions.
Succession planning for board roles helps achieve the appropriate cadence of turnover that balances renewal through the regular introduction of directors with fresh perspectives and expertise with continuity through the retention of directors with long-term knowledge of the board and company.
In markets where there is not specific director tenure guidance, we may vote against the election of the chair of the committee responsible for board composition if there is not a clearly disclosed approach to director tenure and board renewal. We may vote against the election of directors who have served for longer duration than typical in markets with specific guidance, where the case for their continued service is not evident.
Capacity
To be effective and engaged, directors must commit appropriate time and energy to the role. A board should assess the ability of its members to maintain an appropriate focus on board matters and the company taking into consideration competing responsibilities. We recognize that board leadership roles vary across markets in responsibilities and required time commitment but note that they are generally more intensive than a standard directorship. We will take local norms and practices into consideration when making our voting determinations across markets.
We may vote against the election of directors who do not seem to have sufficient capacity to effectively fulfil their duties to the board and company.
Director elections
In support of director accountability to shareholders, directors should stand for election on a regular basis, ideally annually. A classified board structure may be justified by a company when it needs consistency and stability during a time of transition, or on the basis of its business model, e.g., a non-operating company such as closed-end funds.
Shareholders should have the opportunity to evaluate nominated directors individually rather than in bundled slates. We look to companies to provide sufficient information on each director standing for election so that shareholders can assess their capabilities and suitability. We will not support the election of directors whose names and biographical details have not been disclosed sufficiently in advance of the shareholder meeting.
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Each director’s appointment should be dependent on receiving a simple majority of the votes cast at the shareholder meeting. Where a company’s practices differ, we look to the board to provide a detailed explanation as to how its approach best serves investors’ interests.
We may vote for shareholder or management proposals seeking to establish annual election of directors and/or a simple majority vote standard for director elections. We may vote against all the directors standing for election as part of a single slate if we have concerns about the profile or performance of an individual director.
Committees
Many boards establish committees to focus on specific responsibilities of the board such as audit and risk, governance and human capital, and executive compensation, amongst other matters. We do not prescribe to companies what committees they should establish but we seek to understand the board’s rationale for the committee structure it determines is appropriate. We note that, in some markets, regulation requires such committees. The responsibilities of each committee should be clear, and the board should ensure that all critical matters are assigned either to the full board or to one of the committees. The board should disclose to shareholders the structure, membership, proportion of independent directors, and responsibilities of each committee. The responsibilities we typically see assigned to the three most common committees include:
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Audit and risk – oversight responsibilities for the integrity of financial reporting, risk management and compliance with legal and regulatory requirements; may also play an oversight role in relation to the internal audit function and whistleblowing mechanisms.
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Nominating, governance and human capital – ensures appropriate corporate governance principles and practices including the periodic review of board performance; responsible for succession planning for CEO and key board roles, as well as the director appointment process; may also have oversight responsibilities for human capital management strategies including corporate culture and purpose.
•
Executive compensation – determines the compensation policies and programs for the CEO and other executive officers, approves annual awards and payments under the policies; may also have oversight responsibilities for firm-wide compensation policies.
We may vote against the election of the chair of the committee or other directors serving as committee members to convey our concerns and provide feedback on how a committee has undertaken its responsibilities. We may vote against the election of the most senior non-executive director if there is not a clearly disclosed approach to board committees.
Board and director evaluation
We consider it best practice for companies to conduct an annual review of the performance of the board, the committees, the chair and individual directors. Periodically, this review could be undertaken by an independent third party able to bring objective perspectives to the board on governance and performance. We encourage companies to disclose their approach to and objectives of evaluations, including any changes made to the board’s approach as a result.
Access to independent advice
To support the directors in effectively fulfilling their duties to the company and shareholders, they should have access to independent advice. When circumstances warrant, boards should be able to retain independent third parties to advise on critical matters. These might include new industry developments such as emergent and disruptive technology, operating events with material consequences for the company’s reputation and/or performance, or significant transactions. Board committees may similarly retain third parties to advise them on specialist matters such as audit, compensation and succession planning.
Executive compensation
Boards should establish compensation arrangements that enable the company to recruit, retain and reward the caliber of executive management necessary to lead and operate the company to deliver superior financial returns over time. We focus on alignment between variable pay and a company’s financial performance.
Generally, executive compensation arrangements have four components: base salary, annual bonus that rewards performance against short-term metrics, share-based incentives that reward performance against long-term metrics, and
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pensions and benefits. In our observation, base salary, pensions and benefits are largely set relative to market norms and benchmarks. The annual bonus and share-based incentive, or variable pay plans, tend to be tailored to the company, its sector and long-term strategy, as well as the individuals the board is seeking to recruit and motivate.
Recognizing the unique circumstances of each company, we determine whether to support a company’s approach to executive compensation on a case-by-case basis. We rely on companies providing sufficient quantitative and qualitative information in their disclosures to enable shareholders to understand the compensation arrangements and assess the alignment with investors’ interests. Features we look for in compensation arrangements include:
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Fixed pay components, including base salary, benefits and prerequisites that are appropriate in the context of the company’s size, sector and market.
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Variable pay subject to performance metrics that are closely linked to the company’s short- and long-term strategic objectives.
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Long-term incentives that motivate sustained performance across a multi-year period.
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A balance between fixed and variable pay, short- and long-term incentives, and specific instruments (cash and equity awards) that promotes pay program durability and seldom necessitates one-off, discretionary payments.
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Outcomes that are consistent with the returns to investors over the relevant time period.
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Board discretion, if allowed within the variable pay arrangements, to be used sparingly, responsibly and transparently.
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A requirement, that participants in long-term share-based incentive plans build a meaningful shareholding in the company within a defined time period, as determined by the board.
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Change of control provisions that appropriately balance the interests of executives and shareholders.
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Clawback or malus provisions that allow the company to recoup or hold back variable compensation from individuals whose awards were based on fraudulent activities, misstated financial reports, or executive misconduct.
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Severance arrangements that protect the company’s interests but do not cost more than is contractual.
We may vote against proposals to introduce new share-based incentives, approve existing policies or plans, or approve the compensation report where we do not see alignment between executive compensation arrangements and our clients’ financial interests. When there is not an alternative, or where there have been multi-year issues with compensation misaligned with performance, we may vote against the election of the chair of the responsible committee, or the most senior independent director.
Non-executive director compensation
Companies generally pay non-executive directors an annual retainer or fee in cash, shares or a combination of the two. Some companies also pay additional fees for service on board committees or in board leadership roles. We do not support non-executive directors participating in performance-based incentive plans as doing so may create a conflict of interest and undermine their independence from management, whom they oversee.
Capital structure
Boards are responsible for ensuring senior executive leadership has established a capital strategy that achieves appropriate capital allocation and management in support of long-term financial resilience.
Where company practices diverge from those set out below, we look for companies to disclose why they view these practices to be aligned with shareholders’ interests. We may vote against management proposals seeking capital-related authorities or the election of the most senior independent director if we have concerns about a company’s approach. We may also support a shareholder proposal seeking conversion of shares with differentiated voting rights to a one-share, one-vote standard.
Share issuance
We assess requests for share issuance for particular transactions on a case-by-case basis. We will generally support authorities to issue shares when subject to pre-emptive rights, and up to 20% absent pre-emptive rights. Companies should seek regular approval of these authorities to allow shareholders to take into consideration how prior authorities were used, as well as the current circumstances of the company and the market environment.
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Share buybacks
We assess share buyback proposals in the context of the company’s disclosed capital management strategy and management’s determination of the appropriate balance between investment that supports the long-term growth of the company and returning cash to investors. We also take into consideration the effect of a buyback program on the company’s balance sheet and executive compensation arrangements and the price at which shares are repurchased relative to market price. Companies should seek regular approval of these authorities to allow shareholders to take into consideration how prior authorities were used, as well as the current circumstances of the company and the market environment.
We would normally expect companies to cancel repurchased shares. If a company plans to retain them as treasury shares, management should provide a detailed rationale in the context of the disclosed capital management strategy.
Dividends
We generally defer to management and the board on dividend policy but may engage to seek further clarification where a proposed dividend appears out of line with the company’s financial position.
Differentiated voting rights
We prefer companies to adopt a one-share, one-vote structure for share classes with the same economic exposure. Certain companies, particularly those new to public markets, could make the case to adopt a differentiated voting rights structure, or dual class stock. In those situations, we encourage companies to evaluate and seek approval for their capital structure on a periodic basis.
Transactions and special situations
We monitor developments in transactions and special situations closely and undertake our own detailed analyses of proposals.
Mergers and acquisitions
We evaluate proposed mergers or acquisitions by assessing the financial outcome for our clients as minority shareholders. Management should provide an assessment of the proposed transaction’s strategic and financial rationale, along with its execution and operational risks. We review each transaction independently based on these factors and the degree to which the transaction enhances shareholder value. The board should consider establishing an ad hoc transaction committee to undertake an independent assessment of a significant merger or acquisition, in advance of making its recommendation to shareholders.
We will vote against transactions that, in our assessment, do not advance our clients’ financial interests.
Anti-takeover defenses
In principle, we do not support companies using anti-takeover defenses, also known as poison pills or shareholder rights plans, as they can entrench management and boards which have not delivered long-term shareholder value. By exception, a poison pill may be supported if its purpose is to delay a takeover that is considered sub-optimal and enable management to seek an improved offer. Similarly, management could make the case to use a poison pill to block a shareholder activism campaign that may be counter to the interests of other investors. Defense mechanisms introduced in these circumstances should be limited in term and threshold, and also be closely monitored by the independent members of the board. We look for a shareholder vote for any mechanisms expected to be in place for more than 12 months.
Shareholder activism
When companies are the focus of an activism campaign, we may engage with the activist to understand their analysis and objectives, once they have gone public. We will also engage with company management and possibly board members, especially those the activist may be seeking to replace. In our assessment, we evaluate various factors, including the concerns raised by the activist and the case for change; the quality of both the activist’s and management’s plans; and the qualifications of each party’s candidates. We evaluate each contested situation by assessing the potential financial outcome for our clients as minority shareholders.
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We may support board candidates nominated by a shareholder activist if the activist has demonstrated that their case for change enhances shareholder value, or if the incumbent board members do not demonstrate the relevant skills and expertise or have a poor track record of protecting shareholders’ interests.
Significant shareholders and related party transactions
Boards of companies with affiliated shareholders or directors should be able to demonstrate that the interests of all shareholders are given equitable consideration.
Transactions with related parties, such as significant shareholders or companies connected with the public company, should be disclosed in detail and conducted on terms similar to what would objectively have been agreed with a non-related party. Such transactions should be reviewed and approved by the independent members of the board, and if voted on, only disinterested shareholders should vote.
Corporate reporting, risk management and audit
Investors depend on corporate reporting, both regulatory and voluntary, to understand a company’s strategy, its implementation and financial performance, as well as to assess the quality of management and operations and potential for the company to create shareholder value over time. The board should oversee corporate reporting and the policies and procedures underpinning the internal audit function and external audit.
A company’s financial reporting should provide decision-useful information for investors and other stakeholders on its financial performance and position. It should provide an accurate and balanced assessment of the risks and opportunities the company faces in realizing its long-term strategy. Accordingly, the assumptions made by management and reviewed by the auditor in preparing the financial statements should be reasonable and justified. Financial statements should be prepared in accordance with globally developed reporting standards and any divergence from generally accepted accounting principles should be explained in detail and justified. Accounting restatements should be explained in detail and any remedial actions, and the implications of these, disclosed.
In this context, audit committees play a vital role in a company’s financial reporting system by providing independent oversight of the accounts, material financial and, where appropriate to the jurisdiction, nonfinancial information, internal control frameworks and Enterprise Risk Management systems. In our view, effective audit committee oversight strengthens the quality and reliability of a company’s financial statements and provides an important level of reassurance to shareholders. Audit committees should have a procedure in place for assessing the independence of the auditor and the quality of the external audit process annually.
Similarly, material sustainability-related factors that are integral to how a company manages risks or generates revenue should be disclosed. In our view, the standards developed by the International Sustainability Standards Board, can be helpful to companies in preparing such reports(4).
Companies should establish robust risk management and internal control processes appropriate to the company’s business, risk tolerance, and regulatory environment. A credible whistleblowing system for employees, and potentially other stakeholders, can be a useful mechanism for ensuring that senior management and the board are aware of potential misconduct or breaches in risk management and internal control processes.
A comprehensive audit conducted by an independent audit firm contributes to investor confidence in the quality of corporate reporting. It is helpful when the audit report gives some insight into the scope and focus of the audit, as well as any critical audit matters identified and how these were resolved. A comprehensive and effective audit is time and resource intensive, and the audit fee should be commensurate. Fees paid to the audit firm for non-audit consulting should not exceed the audit fee to a degree that may prompt concerns about the independence of the audit. The audit committee should explain its position on auditor tenure and how it confirmed that the auditor remained independent.

(4)
The objective of IFRS S1 General Requirements for Disclosure of Sustainability-related Financial Information is to require an entity to disclose information about its sustainability-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity. The objective of IFRS S2 Climate-related Disclosures is to require an entity to disclose information about its climate-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity.
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We may vote against the election of the responsible directors if corporate reporting is insufficient or there are material misstatements in financial reports. In markets where relevant, we may vote against a proposal to approve the financial statements or the discharge of the board when we are concerned about the quality of the reporting or the audit. We may vote against proposals to appoint the auditor, ratify the audit report, or approve the audit fee if we are concerned about the auditor’s independence, the quality of the audit, or there are material misstatements in financial reports and the board has not established reasonable remediation plans.
Shareholder rights and protections
General shareholder meetings
Companies normally have an annual general meeting of shareholders at which routine and non-routine items of business are discussed and voted on by shareholders in attendance or submitting proxy votes. Companies should disclose materials relevant to the shareholder meeting sufficiently in advance so that shareholders can take them into consideration in their voting decisions. Many companies offer shareholders the option of participating in the meeting virtually which, whilst welcome, should not limit the rights of shareholders to participate as they would during an in-person meeting.
We may vote against directors when materials related to the business of the shareholder meeting are not provided in a timely manner or do not provide sufficient information for us to take an informed voting decision. We may vote against directors if the format of the shareholder meeting does not accommodate reasonable shareholder participation.
Bylaw amendments
We review bylaw amendments proposed by management on a case-by-case basis and will generally support those that are aligned with the interests of minority shareholders. Any material changes to the bylaws should be explained in detail and put to a shareholder vote.
We may vote against bylaw amendments that reduce shareholder rights and protections. We may vote against directors if material changes are made to the bylaws without shareholder approval.
If not provided for in the relevant corporate law, company bylaws should allow shareholders, individually or as a group, with a meaningful shareholding the right to call a special meeting of shareholders. The shareholding required to exercise this right should balance its utility with the cost to the company of holding special meetings.
If not provided for in the relevant corporate law, company bylaws should allow shareholders, individually or as a group, with a meaningful shareholding the right to nominate directors to the company’s board. The threshold for this right should be set so that shareholders can exercise it without being unduly disruptive to the board’s own nomination process.
Whilst we would not use either of these rights ourselves, we see them as important accountability mechanisms. We may vote for a shareholder proposal seeking the addition of either of these provisions to a company’s bylaws.
Change of domicile
We generally defer to management on proposals to change a company’s domicile as long as the rationale for doing so is consistent with the company’s long-term strategy and business model and the related costs are immaterial.
We may vote against directors or a proposal to change a company’s domicile where it does not seem aligned with our clients’ financial interests.
Changes to a company’s purpose or the nature of its business
Plans to materially change the nature of a company’s business or its purpose should be disclosed and explained in the context of long-term strategy and business dynamics. Such changes may significantly alter an investor’s views on the suitability of a company for their investment strategy or portfolio.
Where relevant, we may vote against proposals to change a company’s purpose or the nature of its business if the board has not provided a credible argument for change.
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Shareholder proposals
Shareholders in many markets, who meet certain eligibility criteria, have the right to submit proposals to the general shareholder meeting asking a company to take a particular course of action subject to the proposal being supported by a majority of votes cast at the meeting. The topics raised address a range of governance, social and environmental matters that may be relevant to a company’s business. Shareholder proposals are considered by many investors to be an escalation tool when a company is unresponsive to their engagement.
We vote on these proposals on a case-by-case basis. We assess the relevance of the topic raised to a company’s business and its current approach, whether the actions sought are consistent with shareholders’ interests, and what impact the proposal being acted upon might have on financial performance.
Our general approach where we have concerns about a company’s governance, disclosures or performance is to engage to understand the apparent difference in perspective. If we continue to believe the company is not acting in shareholders’ financial interests, we may vote against the election of directors. We may support a relevant shareholder proposal if doing so reinforces the points made in our engagement or is aligned with our clients’ financial interests. We generally do not support shareholder proposals that are legally binding on the company, seek to alter a company’s strategy or direct its operations, or are unrelated to how a company manages risk or generates financial returns.
BlackRock is subject to legal and regulatory requirements in the U.S. that place restrictions and limitations on how we can interact with the companies in which we invest on behalf of our clients, including our ability to submit shareholder proposals. We can vote on behalf of clients who authorize us to do so, on proposals put forth by others.
Corporate political activities
We seek to understand how companies ensure that their direct and indirect engagement in the policy making process is consistent with their public statements on policy matters important to the company’s long-term strategy. The board should be aware of the approach taken to corporate political activities as there can be reputational risks arising from inconsistencies. Companies should, as a minimum, meet all regulatory disclosure requirements on political activities, and ideally, provide accessible and clear disclosures to shareholders on policy positions, public policy engagement activities and political donations. To mitigate the risk of inconsistencies, companies can usefully assess the alignment between their policy priorities and the policy positions of the trade associations of which they are active members and any engagements undertaken by trade associations on behalf of members.
Generally, this is an engagement matter, although we may support a relevant shareholder proposal, or vote against directors, where a company’s disclosures are insufficient, or it becomes public that there is a material contradiction in a company’s public policy positions and its policy engagement.
Sustainability, or environmental and social, considerations
We seek to understand how companies manage the risks and opportunities inherent in their business operations. In our experience, sustainability-related factors(5) that are relevant to a company’s business or material to its financial performance, are generally operational considerations embedded into day-to-day management systems. Certain sustainability issues may also inform long-term strategic planning, for example, investing in product innovation in anticipation of changing consumer demand or adapting supply chains in response to changing regulatory requirements.
We recognize that the specific sustainability-related factors that may be financially material or business relevant will vary by company business model, sector, key markets, and time horizon, amongst other considerations. From company disclosures and our engagement, we aim to understand how management is identifying, assessing and integrating material

(5)
By material sustainability-related risks and opportunities, we mean the drivers of risk and financial value creation in a company’s business model that have an environmental or social dependency or impact. Examples of environmental issues include, but are not limited to, water use, land use, waste management, and climate risk. Examples of social issues include, but are not limited to, human capital management, impacts on the communities in which a company operates, customer loyalty, and relationships with regulators. It is our view that well-managed companies will effectively evaluate and manage material sustainability-related risks and opportunities relevant to their businesses. Governance is the core means by which boards can oversee the creation of durable financial value over time. Appropriate risk oversight of business-relevant and material sustainability-related considerations is a component of a sound governance framework.
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sustainability-related risks and opportunities into their business decision-making and practices. Doing so helps us undertake a more holistic assessment of a company’s potential financial performance and the likely risk-adjusted returns of an investment.
We may vote against directors or support a relevant shareholder proposal if we have concerns about how a company is managing or disclosing its approach to material sustainability-related risks that may impact financial returns.
Key stakeholders
In our view, companies should understand and take into consideration the interests of the various parties on whom they depend for their success over time. It is for each company to determine their key stakeholders based on what is material to their business and long-term financial performance. For many companies, key stakeholders include employees, business partners (such as suppliers and distributors), clients and consumers, regulators, and the communities in which they operate. Companies that appropriately balance the interests of investors and other stakeholders are, in our experience, more likely to be financially resilient over time.
Climate and decarbonization investment objectives
Certain active BlackRock funds have climate and decarbonization objectives in addition to financial objectives. Consistent with the objectives of those investment strategies, our stewardship activity in relation to the holdings in those funds differs in some respects from BAIS’ benchmark guidelines, which are described above. Specifically, for those funds’ holdings, we look to investee companies to demonstrate that they are aligned with a decarbonization pathway that means their business model would be viable in a low-carbon economy, i.e., one in which global temperature rise is limited to 1.5⁰C above pre-industrial levels. This approach is only taken following BlackRock receiving the explicit approval from the applicable fund board.
The decarbonization stewardship guidelines focus on companies which produce goods and services that contribute to real world decarbonization or have a carbon intensive business model and face outsized impacts from the low carbon transition, based on reported and estimated scopes 1, 2, and 3 greenhouse gas emissions. These companies should provide disclosures that set out their governance, strategy, risk management processes and metrics and targets relevant to decarbonization. These disclosures should include an explanation of the decarbonization scenarios a company is using in its near- and long-term planning, as well as its scope 1, scope 2 and material scope 3 greenhouse gas (GHG) emissions and reduction targets for scope 1 and 2 emissions. As with the BAIS benchmark policies, we consider the climate-risk reporting standard issued by the International Sustainability Standards Board, IFRS S2, a useful reference for such reporting.
Under these climate- and decarbonization-specific guidelines, BAIS may recommend a vote against directors or support for a relevant shareholder proposal if a company does not appear to be adequately addressing or disclosing material climate-related risks. We may recommend supporting shareholder proposals seeking information relevant to a company’s stated low-carbon transition strategy and targets that the company does not currently provide and that would be helpful to investment decision-making. As under the BAIS benchmark approach, the active portfolio managers are ultimately responsible for voting consistent with their investment mandate and fund objectives.
Appendix 1: How we fulfil and oversee our active investment stewardship responsibilities
Oversight
The Global Head of BAIS has primary oversight of and responsibility for the team’s activities, including voting in accordance with the BlackRock Active Investment Stewardship Global Engagement and Voting Guidelines (“the Guidelines”), which require the application of professional judgment and consideration of each company’s unique circumstances, as well as input from active investors. BAIS is independent from BlackRock Investment Stewardship in our engagement and voting activities, reporting lines, and oversight.
The Active Investment Stewardship Oversight Committee, comprised of senior representatives of the active investment, legal and risk teams, reviews and advises on amendments to BAIS’ Global Engagement and Voting Guidelines. The Committee also considers developments in corporate governance, related public policy, and market norms and how these might influence BAIS’ policies and practices. The Committee does not determine voting decisions, which are the responsibility of BAIS and the relevant active equity investors.
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In addition, there is a standing advisory group of senior active investors who counsel BAIS on complex or high-profile votes before a recommendation is finalized and escalated to the portfolio managers with holdings in the company under consideration. This group also formally reviews any revisions to the Engagement and Voting Guidelines proposed by BAIS as part of its annual review.
BAIS carries out engagement with companies in collaboration with active investment colleagues, executes proxy votes, and conducts vote operations (including maintaining records of votes cast) in a manner consistent with the Guidelines. BAIS also conducts research on corporate governance issues and participates in industry discussions to contribute to and keep abreast of important developments in the corporate governance field. BAIS may use third parties for certain of the foregoing activities and performs oversight of those third parties (see “Use and oversight of third-party vote services providers” below).
Voting guidelines and vote execution
BlackRock votes on proxy issues when our clients authorize us to do so. We carefully consider the voting items submitted to funds and other fiduciary account(s) (Fund or Funds) for which we have voting authority. BlackRock votes (or refrains from voting) for each Fund for which we have voting authority based on our evaluation of the alignment of the voting items with the long-term economic interests of our clients, in the exercise of our independent business judgment, and without regard to the relationship of the issuer (or any shareholder proponent or dissident shareholder) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates, or BlackRock employees (see “Conflicts management policies and procedures,” below).
When exercising voting rights, BAIS will normally vote on specific proxy issues in accordance with the Guidelines, although portfolio managers have the right to vote differently on their holdings if they determine doing so is more aligned with the investment objective and financial interests of clients invested in the funds they manage.
The Guidelines are not intended to be exhaustive. BAIS applies the Guidelines on a case-by-case basis, in the context of the individual circumstances of each company and the specific issue under review. As such, the Guidelines do not indicate how BAIS will vote in every instance. Rather, they reflect our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots. The Guidelines are reviewed annually and updated as necessary to reflect changes in market practices, developments in corporate governance and feedback from companies and clients. In this way, BAIS aims to maintain policies that explain our approach to governance practices most aligned with clients’ long-term financial interests.
In certain markets, proxy voting involves logistical issues which can affect BAIS’ ability to vote such proxies, as well as the desirability of voting such proxies. These issues include, but are not limited to: i) untimely notice of shareholder meetings; ii) restrictions on a foreigner’s ability to exercise votes; iii) requirements to vote proxies in person; iv) “share-blocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); v) potential difficulties in translating the proxy; vi) regulatory constraints; and vii) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions. We are not supportive of impediments to the exercise of voting rights such as share-blocking or overly burdensome administrative requirements.
BlackRock votes proxies in these situations on a “best-efforts” basis. In addition, BAIS may determine that it is generally in the interests of BlackRock’s clients not to vote proxies (or not to vote our full allocation) if the costs (including but not limited to opportunity costs associated with share-blocking constraints) associated with exercising a vote are expected to outweigh the benefit the client would derive by voting on the proposal.
Voting Choice
BlackRock offers Voting Choice, a program that provides eligible clients with more opportunities to participate in the proxy voting process where legally and operationally viable.
Voting Choice is currently available for eligible clients invested in certain institutional pooled funds in the U.S., UK, and Canada that use systematic active equity (SAE) and multi-asset strategies. In addition, institutional clients in separately managed accounts (SMAs) are eligible for BlackRock Voting Choice regardless of their investment strategies(6).

(6)
With Voting Choice, SMAs have the ability to select from a set of voting policies from third-party proxy advisers the policy that best aligns with their views and preferences. BlackRock can then use its proxy voting infrastructure to cast votes based on the client’s selected voting policy.
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As a result, the shares attributed to BlackRock in company share registers may be voted differently depending on whether our clients have authorized BAIS to vote on their behalf, have authorized BlackRock to vote in accordance with a third-party policy, or have elected to vote shares in accordance with their own policy. Our clients have greater control over proxy voting because of Voting Choice. BlackRock does not disclose client information, including a client’s selection of proxy policy, without client consent.
Use and oversight of third-party vote services providers
Third-party vote services providers – or proxy research firms - provide research and recommendations on proxy votes, as well as voting infrastructure. As mentioned previously, BlackRock contracts primarily with the vote services provider ISS and leverages its online platform to supply research and support voting, record keeping, and reporting processes. We also use Glass Lewis’ research and analysis as an input into our voting process. It is important to note that, although proxy research firms provide important data and analysis, BAIS does not rely solely on their information or follow their voting recommendations. A company’s disclosures, our past engagements and voting, investment colleagues’ insights and our voting guidelines are important inputs into our voting decisions on behalf of clients.
Given the large universe of actively held companies, BAIS employs the proxy services provider to streamline the voting process by making voting recommendations based on BAIS’ voting guidelines when the items on a shareholder meeting agenda are routine. Agenda items that are not routine are referred back to BAIS to assess, escalate as necessary to the relevant portfolio managers and vote. BAIS reviews and can override the recommendations of the vote services provider at any time prior to the vote deadline. Both BAIS and the vote services provider actively monitor securities filings, research reports, company announcements, and direct communications from companies to ensure awareness of supplemental disclosures and proxy materials that may require a modification of votes.
BAIS closely monitors the third-party vote services providers we contract with to ensure that they are meeting our service level expectations and have effective policies and procedures in place to manage potential conflicts of interest. Our oversight of service providers includes regular meetings with client service teams, systematic monitoring of vendor operations, as well as annual due diligence meetings in accordance with BlackRock’s firmwide policies.
Conflicts management policies and procedures
BAIS maintains policies and procedures that seek to prevent undue influence on BlackRock’s proxy voting activity. Such influence might stem from any relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates, a Fund or a Fund’s affiliates, or BlackRock employees. The following are examples of sources of perceived or potential conflicts of interest:
•
BlackRock clients who may be issuers of securities or proponents of shareholder resolutions
•
BlackRock business partners or third parties who may be issuers of securities or proponents of shareholder resolutions
•
BlackRock employees who may sit on the boards of public companies held in Funds managed by BlackRock
•
Significant BlackRock, Inc. investors who may be issuers of securities held in Funds managed by BlackRock
•
Securities of BlackRock, Inc. or BlackRock investment funds held in Funds managed by BlackRock
•
BlackRock, Inc. board members who serve as senior executives or directors of public companies held in Funds managed by BlackRock
BlackRock has taken certain steps to mitigate perceived or potential conflicts including, but not limited to, the following:
•
Adopted the Guidelines which are designed to advance our clients’ long-term economic interests in the companies in which BlackRock invests on their behalf
•
Established a reporting structure that separates BAIS from employees with sales, vendor management, or business partnership roles. In addition, BlackRock seeks to ensure that all engagements with corporate issuers, dissident shareholders or shareholder proponents are managed consistently and without regard to BlackRock’s relationship with such parties. Clients or business partners are not given special treatment or differentiated access. BAIS prioritizes engagements based on factors including, but not limited to, our need for additional information to make a voting decision or our view on the likelihood that an engagement could lead to positive outcome(s) over time for the economic value of the company. Within the normal course of business, BAIS may engage directly with
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BlackRock clients, business partners and/or third parties, and/or with employees with sales, vendor management, or business partnership roles, in discussions regarding our approach to stewardship, general corporate governance matters, client reporting needs, and/or to otherwise ensure that proxy-related client service levels are met
•
Determined to engage, in certain instances, an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid potential conflicts of interest, to satisfy regulatory compliance requirements, or as may be otherwise required by applicable law. In such circumstances, the independent third-party voting service provider provides BlackRock with recommendations, in accordance with the Guidelines, as to how to vote such proxies. BlackRock uses an independent third-party voting service provider to make proxy voting recommendations for shares of BlackRock, Inc. and companies affiliated with BlackRock, Inc. BlackRock may also use an independent third-party voting service provider to make proxy voting recommendations for:
•
public companies that include BlackRock employees on their boards of directors
•
public companies of which a BlackRock, Inc. board member serves as a senior executive or a member of the board of directors
•
public companies that are the subject of certain transactions involving BlackRock Funds
•
public companies that are joint venture partners with BlackRock, and
•
public companies when legal or regulatory requirements compel BlackRock to use an independent third-party voting service provider
In selecting an independent third-party voting service provider, we assess several characteristics, including but not limited to: independence, an ability to analyze proxy issues and make recommendations in the economic interest of our clients in accordance with the Guidelines, reputation for reliability and integrity, and operational capacity to accurately deliver the assigned recommendations in a timely manner. We may engage more than one independent third-party voting service provider, in part to mitigate potential or perceived conflicts of interest at a single voting service provider. The Active Investment Stewardship Oversight Committee appoints and reviews the performance of the independent third-party voting service providers, generally on an annual basis.
Securities lending
When so authorized, BlackRock acts as a securities lending agent on behalf of Funds. Securities lending is a well-regulated practice that contributes to capital market efficiency. It also enables funds to generate additional returns while allowing fund providers to keep fund expenses lower.
With regard to the relationship between securities lending and proxy voting, BlackRock cannot vote shares on loan and may determine to recall them for voting, as guided by our fiduciary duty as an asset manager to our clients in helping them achieve their investment goals. While this has occurred in a limited number of cases, the decision to recall securities on loan as part of BlackRock’s securities lending program in order to vote is based on an evaluation of various factors that include, but are not limited to, assessing potential securities lending revenue alongside the potential long-term financial value to clients of voting those securities (based on the information available at the time of recall consideration). BAIS works with active portfolio managers, as well as colleagues in the Securities Lending and Risk and Quantitative Analysis teams, to evaluate the costs and benefits to clients of recalling shares on loan.
In almost all instances, BlackRock anticipates that the potential long-term financial value to clients of voting shares would not warrant recalling securities on loan. However, in certain instances, BlackRock may determine, in our independent business judgment as a fiduciary, that the value of voting outweighs the securities lending revenue loss to clients and would therefore recall shares to be voted in those instances.
Periodically, BlackRock reviews our process for determining whether to recall securities on loan in order to vote and may modify it as necessary.
Reporting and vote transparency
BAIS is committed to transparency in the stewardship work we do on behalf of clients. We inform clients about our engagement and voting policies and activities through direct communication and disclosure on our website.
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Want to know more?
blackrock.com/stewardship | ContactActiveStewardship@blackrock.com
The document is provided for information purposes only and is subject to change. Reliance upon this information is at the sole discretion of the reader.
Prepared by BlackRock, Inc.
©2024 BlackRock, Inc. All rights reserved. BLACKROCK is a trademark of BlackRock, Inc., or its subsidiaries in the United States and elsewhere. All other trademarks are those of their respective owners.
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Index Equity Fund Proxy Voting Policy
Procedures Governing Delegation of Proxy Voting to Fund Advisers
Effective Date: January 1, 2025
________________________________________
Applies to the following types of Funds registered under the 1940 Act:
☒ Index Equity Mutual Funds and Exchange-Traded Funds
☐ Open-End Active and Fixed Income Index Mutual Funds and Exchange-Traded Funds
☐ Money Market Funds
☐ Closed-End Funds
☐ Other
________________________________________
Objective and Scope
Set forth below is the Index Equity Fund Proxy Voting Policy.
Policy / Document Requirements and Statements
The Boards of Trustees/Directors (“Directors”) of certain open-end funds (the “Funds”) advised by BlackRock Fund Advisors or BlackRock Advisors, LLC (“BlackRock”), have the responsibility for the oversight of voting proxies relating to portfolio securities of the Funds, and have determined that it is in the best interests of the Funds and their shareholders to delegate the responsibility to vote proxies to BlackRock, subject to the principles outlined in this Policy, as part of BlackRock’s authority to manage, acquire and dispose of account assets, all as contemplated by the Funds’ respective investment management agreements.
BlackRock has adopted the BlackRock Investment Stewardship Global Benchmark Policy(“Guidelines”) (as from time to time amended, the “Guidelines”) governing proxy voting by index equity Funds managed by BlackRock, except for the iShares Core S&P 500 ETF. In addition, BlackRock has adopted guidelines and procedures (as from time to time amended, the “BlackRock Climate and Decarbonization Stewardship Guidelines”) governing proxy voting for matters covered in the BlackRock Climate and Decarbonization Stewardship Guidelines by the Funds listed in Appendix A.
BlackRock will cast votes on behalf of each of the Funds covered by this policy on specific proxy issues in respect of securities held by each such Fund (or may refrain from voting) in accordance with the Guidelines and the BlackRock Climate and Decarbonization Stewardship Guidelines, as applicable.
Conflicts Management
BlackRock Investment Stewardship (“BIS”) maintains policies and procedures that seek to prevent undue influence on BlackRock’s proxy voting activity and to mitigate material conflicts of interest in the exercise of proxy voting responsibilities. Potential material conflicts, and the resultant potential for undue influence, might be due to a relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates or employees, or a Fund or a Fund’s affiliates. BlackRock has taken certain steps to mitigate potential conflicts, which are outlined in detail in the Guidelines. In mitigating conflicts, BIS will adhere to the Guidelines.
In certain instances, BIS will engage an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid potential conflicts of interest, to satisfy regulatory compliance requirements, or as may be otherwise required by applicable law.
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With respect to the relationship between securities lending and proxy voting, shares on loan cannot be voted and BlackRock may determine to recall them for voting, as guided by BlackRock’s fiduciary responsibility to act in clients’ financial interests. The Guidelines set forth BlackRock’s approach to recalling securities on loan in connection with proxy voting.
Reports to the Board
BlackRock will report on an annual basis to the Directors on (1) a summary of the proxy voting process as applicable to the Funds covered by this policy in the preceding year together with a representation that all votes were in accordance with the Guidelines and the BlackRock Climate and Decarbonization Stewardship Guidelines, as applicable (2) any material changes to the Guidelines and the BlackRock Climate and Decarbonization Stewardship Guidelines, including material changes to conflicts management practices, that have not previously been reported.
Appendix A
iShares Climate Conscious & Transition MSCI USA ETF
iShares ESG Advanced MSCI EAFE ETF
iShares ESG Advanced MSCI EM ETF
iShares ESG Advanced MSCI USA ETF
iShares ESG MSCI EM Leaders ETF
iShares ESG MSCI USA Leaders ETF
iShares ESG MSCI KLD 400 ETF
iShares ESG Optimized MSCI USA ETF
iShares Low Carbon Optimized MSCI ACWI ETF
iShares Paris-Aligned Climate Optimized MSCI USA ETF
iShares Paris-Aligned Climate Optimized MSCI World ex USA ETF
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BlackRock Investment Stewardship
Global Principles for Benchmark Policies
Effective as of January 2025
The purpose of this document is to provide an overarching explanation of BlackRock’s global approach to our responsibilities as a shareholder on behalf of our clients, the principles that guide our dialogue with companies, and our commitments to clients in terms of our own governance and transparency.

Introduction to BlackRock Investment Stewardship	A-21
Philosophy on investment stewardship	A-22
Shareholder rights	A-22
Stewardship in practice	A-22
Key themes	A-23
Boards and directors	A-23
Auditors and audit-related issues	A-25
Capital structure, mergers, asset sales, and other special transactions	A-26
Executive compensation	A-27
Material sustainability-related risks and opportunities	A-28
Other corporate governance matters and shareholder protections	A-30
Shareholder proposals	A-31
BlackRock’s oversight of its investment stewardship activities	A-31
Voting guidelines and vote execution	A-32
Voting Choice	A-32
Conflicts management policies and procedures	A-33
Securities lending	A-34
Reporting and vote transparency	A-34
Introduction to BlackRock Investment Stewardship
BlackRock’s clients depend on us to help them meet their varied investment goals. We consider it one of our responsibilities to be an informed, engaged shareholder on their behalf, given the business decisions that companies make have a direct impact on our clients’ long-term investment outcomes and financial well-being. BlackRock Investment Stewardship (BIS) is a dedicated function within BlackRock, which is responsible for engaging with public companies on behalf of index strategies. Investment Stewardship is one of the ways we fulfill our fiduciary responsibilities as an asset manager to our clients. Our sole objective when conducting our stewardship program is to advance our clients’ long-term financial interests.(1)
BIS takes a long-term approach in our stewardship efforts, reflecting the investment horizons of the majority of our clients. BIS does this through:
1.
Engaging with companies in a two-way dialogue to build our understanding of a company’s practices and inform our voting decisions.

(1)
BIS’ Benchmark Policies, and the vote decisions made consistent with these policies, take a financial materiality-based approach and are focused solely on advancing clients' financial interests. BIS’ Benchmark Policies– comprised of the BIS Global Principles, regional voting guidelines, and engagement priorities – apply to clients’ assets invested through index strategies and provide guidance on our position on common corporate governance matters. We take a globally consistent approach, while recognizing the unique markets and sectors in which companies operate. BlackRock offers a wide range of investment products and funds to support our clients’ unique and varied investment objectives. Other materials on the BIS website might also provide useful context.
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2.
Voting at shareholder meetings on management and shareholder proposals on behalf of clients who have delegated voting authority to BlackRock.
3.
Contributing to industry dialogue on stewardship to share our perspectives on matters that may impact our clients’ investments.
4.
Reporting on our activities to inform clients about our stewardship efforts on their behalf through a range of publications and direct reporting.
Philosophy on investment stewardship
Sound governance is critical to the success of a company, the protection of investors’ interests, and long-term financial value creation. Research indicates that high-performing companies will effectively evaluate and address risks and opportunities relevant to their businesses, which supports durable, long-term financial value creation.(2)
Setting, executing, and overseeing strategy are the responsibility of management and the board. As one of many minority shareholders, BlackRock cannot – and does not try to – direct a company’s strategy or its implementation. Our role, on behalf of BlackRock’s clients as long-term investors, is to better understand how corporate leadership is managing material risks and capitalizing on opportunities to help protect and enhance the company’s ability to deliver long-term financial returns. We aim to take a globally consistent approach, while recognizing the unique markets and sectors in which companies operate.
Shareholder rights
Corporate law, regulations and listing rules in most markets establish certain fundamental rights attached to shareholding. Shareholders should have the right to:
•
Elect, remove, and nominate directors, approve the appointment of the auditor, and amend the corporate charter or by-laws.
•
Vote on key board decisions that are material to the protection of their investment, including but not limited to, changes to the purpose of the business, dilution levels and pre-emptive rights, and the distribution of income and capital structure.
•
Access sufficient and timely information on material governance, strategic, and business matters to make informed decisions.
To protect the interest of minority shareholders like BlackRock’s clients, BIS holds the view that shareholder voting rights should be proportionate to economic ownership—the principle of “one share, one vote” helps to achieve this balance.
Stewardship in practice
The assets BlackRock manages belong to our clients, which include public and private pension plans, insurers, official institutions, endowments, universities, charities, family offices, wealth managers, and ultimately, the individual investors that they serve. Through stewardship, we assess how companies are creating long-term financial value to serve our clients, many of whom are saving for long-term goals, such as retirement.
As shareholders of public companies, our clients have the right to vote on matters proposed by a company’s management or its shareholders. Voting is an important mechanism for investors to express support for, or concern about, a company’s performance and most of our clients authorize BlackRock to exercise this right on their behalf. For those clients, and as a fiduciary, BlackRock is legally required to make proxy voting determinations in a manner that is consistent with their investment objectives. BIS does this by casting votes in favor of proposals that, in our assessment, will promote stronger governance and better operating practices and, in turn, potentially enhance long-term shareholder value. Our vote decisions are informed by our in-depth analysis of company disclosures, engagement with boards and management teams, third-party research, and comparisons against a company’s industry peers.
BIS takes a constructive, long-term approach to our engagement with companies, reflecting the investment horizons of the majority of our clients. An engagement is a meeting between BIS and a company’s board and management that helps improve our understanding of the company’s business model and material risks and opportunities, to inform our voting

(2)
PwC, “The 3 things all high-performing companies do”. Harvard Business Review, “6 Strategic Concepts That Set High-Performing Companies Apart”, March 2024.
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decisions on behalf of clients who authorize us to vote on their behalf. In these two-way conversations, we listen to and learn directly from company directors and executives and ask questions relevant to their business. Either a company or BIS can request an engagement. Many of the engagements are initiated by companies to discuss their long-term strategy, risk and opportunity set, and management’s plan to deliver financial returns through business cycles. The ongoing, multiyear nature of our engagements allows us to build strong relationships with company leadership and mutual understanding on key matters of corporate governance and the drivers of long-term financial performance.
Generally, we support the vote recommendations of the board of directors and management. In case of concerns, we typically raise these through dialogue with board members and management teams first. When we determine it is in our clients’ financial interests to convey concern to companies through voting, we do so in two forms: we might not support the election of directors or other management proposals, or we might not support management’s voting recommendation on a shareholder proposal.
Key themes
While accepted standards and norms of corporate governance can differ between markets, in our experience, there are certain globally applicable fundamental elements of corporate governance that contribute to a company’s ability to create long-term financial value for shareholders. These global themes are set out in this overarching set of principles (the “Principles”), which are anchored in transparency and accountability.
At a minimum, it is our view that companies should observe the accepted corporate governance standards in their domestic market,(3) and we ask that, if they do not, they explain how their approach better supports durable, long-term financial value creation.
These Principles cover seven key subjects:
•
Boards and directors
•
Auditors and audit-related issues
•
Capital structure, mergers, asset sales, and other special transactions
•
Executive compensation
•
Material sustainability-related risks and opportunities
•
Other corporate governance matters and shareholder protections
•
Shareholder proposals
Our regional and market-specific voting guidelines explain how these Principles inform our voting decisions in relation to common ballot items for shareholder meetings in those markets. Alongside the Principles and regional voting guidelines, BIS publishes our engagement priorities which reflect the five themes on which we most frequently engage companies, where they are relevant, as these can be a source of material business risk or opportunity. Collectively, these BIS policies set out the core elements of corporate governance that guide our investment stewardship program globally and within each market. The BIS policies are not prescriptive, applied on a pragmatic, case-by-case basis, taking into consideration a number of factors, including the sector, market, and business environment within which a company is operating.
Boards and directors
Companies whose boards are comprised of appropriately qualified, engaged directors with professional characteristics relevant to a company’s business enhance the ability of the board to add value and be the voice of shareholders in board discussions. A strong board gives a company a competitive advantage, providing valuable oversight and contributing to the most important management decisions that support long-term financial performance. As part of their responsibilities, board members have a fiduciary duty to shareholders to oversee the strategic direction, operations, and risk management of a company. This is why our investment stewardship efforts have always started with the performance of the board of directors, and why we see engagement with, and the election of, directors as one of our most important responsibilities. We engage, as necessary, with members of the board’s nominating and/or governance committee to assess whether governance practices

(3)
Our regional voting guidelines, which we publish on the BIS website, reflect these different market standards and norms. Depending on the market, generally accepted practice is informed by corporate law, market regulation, best practices, and industry initiatives, amongst other factors.
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and board composition are appropriate given a company’s business model and we take into consideration a number of factors, including the sector, market, and business environment within which a company is operating.
We view it as good practice when the board establishes and maintains a framework of robust and effective governance mechanisms to support its oversight of the company’s strategy and operations consistent with the long-term economic interests of investors. There should be clear descriptions of the role of the board and the committees of the board and how directors engage with and oversee management. Disclosure of material risks that may affect a company’s long-term strategy and financial value creation, including material sustainability-related factors when relevant, is helpful for investors to appropriately understand and assess how effectively management is identifying, managing, and mitigating such risks.
We seek to understand management's long-term strategy and the milestones against which investors should assess its implementation. If any strategic targets are significantly missed or materially restated, we find it helpful when company disclosures provide a detailed explanation of the changes and an indication of the board's role in reviewing the revised targets. We look to the board to articulate the effectiveness of these mechanisms in overseeing the management of business risks and opportunities and the fulfillment of the company’s strategy.
Where a company has not adequately disclosed and demonstrated that its board has fulfilled these corporate governance and risk oversight responsibilities, we may consider voting against the election of directors who, on our assessment, have particular responsibility for the issues. We assess director performance on a case-by-case basis and in light of each company’s circumstances, taking into consideration its governance, business practices that support durable, long-term financial value creation, and performance. Set out below are factors we may take into consideration.
Regular accountability through director elections
To ensure accountability for their actions on behalf of shareholders, directors should stand for election on a regular basis, ideally annually.(4) Annual director elections allow shareholders to reaffirm their support for board members and/or hold them accountable for their decisions in a timely manner. When board members are not elected annually, in our experience, it is good practice for boards to have a rotation policy to ensure that, through a board cycle, all directors have had their appointment re-confirmed, with a proportion of directors being put forward for election at each annual general meeting.
Effective board composition
Regular director elections also give boards the opportunity to adjust their composition in an orderly way to reflect developments in the company’s strategy and the market environment. In our view, it is beneficial for new directors to be brought onto the board periodically to refresh the group’s thinking, while supporting both continuity and appropriate succession planning. We consider the average overall tenure of the board and seek a balance between the knowledge and experience of longer-serving directors and the fresh perspectives of directors who joined more recently.
We encourage companies to regularly review the effectiveness of their board (including its size), and assess directors nominated for election in the context of the composition of the board as a whole. In our view, the company’s assessment should consider a number of factors, including each director’s independence and time commitments, as well as the breadth and relevance of director experiences and skillsets, and how these collectively contribute to the board's effectiveness in advising and overseeing management in delivering long-term financial returns.
Director independence — from management, significant shareholders, or other related parties – is a central tenet of sound corporate governance across markets.(5) We encourage boards to have a sufficient number of independent directors, free from conflicts of interest or undue influence, to ensure objectivity in the decision-making of the board and its ability to oversee management. We generally consider it good practice for independent directors to make a majority of the board, or in the case of controlled companies, at least one-third.
Common impediments to independence may include but are not limited to:
•
Current or recent employment at the company or a subsidiary

(4)
In most markets directors stand for re-election on an annual or triennial basis, as determined by corporate law, market regulation or voluntary best practice.
(5)
Please see: Tokyo Stock Exchange. “Japan’s Corporate Governance Code.” June 11, 2021; Financial Reporting Council. “UK Corporate Governance Code.” July 16, 2018; Investor Stewardship Group. “Corporate Governance Principles for US Listed Companies.”
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•
Being, or representing, a shareholder with a substantial shareholding in the company
•
Interlocking directorships
•
Having any other interest, business, or other relationship which could, or could reasonably be perceived to, materially interfere with a director’s ability to act in the best interests of the company and shareholders
In our experience, boards are most effective at overseeing and advising management when there is a senior, independent board leader. This director may chair the board, or, where the chair is also the CEO (or is otherwise not independent), be designated as a lead independent director. The role of this director is to enhance the effectiveness of the independent members of the board through shaping the agenda, ensuring adequate information is provided to the board, and encouraging independent director participation in board deliberations. The lead independent director or another appropriate director should be available to meet with shareholders in those situations where an independent director is best placed to explain and contextualize a company’s approach.
There are matters for which the board has responsibility that may involve a conflict of interest for executives or for affiliated directors or require additional focus. It is our view that objective oversight of such matters is best achieved when the board forms committees with a majority of independent directors, depending on market norms and a company’s ownership structure. In many markets, these committees of the board specialize in audit, director nominations, and compensation matters. An ad hoc committee might also be formed to decide on a special transaction, particularly one involving a related party, or to investigate a significant adverse event.
When nominating directors to the board, we look to companies to provide sufficient information on the individual candidates so that shareholders can assess the capabilities and suitability of each individual nominee and their fit within overall board composition. These disclosures should give an understanding of how the collective experience and expertise of the board, as well as the particular skill sets of individual directors, aligns with the company’s long-term strategy and business model. Highly qualified, engaged directors with professional characteristics relevant to a company’s business and strategy enhance the ability of the board to add value and be the voice of shareholders in board discussions.
It is in this context that we are interested in a variety of experiences, perspectives, and skillsets in the board room. We see it as a means of promoting diversity of thought to avoid “group think” in the board’s exercise of its responsibilities to advise and oversee management.
In assessing board composition, we take a case-by-case approach based on a company’s board size, business model, strategy, location and market capitalization. We look for companies to explain how their approach to board composition supports the company’s governance practices.
We note that in many markets, policymakers have set board gender diversity goals which we may discuss with companies, particularly if there is a risk their board composition may be misaligned. We ask boards to disclose, consistent with local laws, how diversity, including professional and personal characteristics, is considered in board composition, given the company’s long-term strategy and business model.(6)
Sufficient capacity
As the role and expectations of a director are increasingly demanding, directors must be able to commit an appropriate amount of time to board and committee matters. It is important that directors have the capacity to meet all of their responsibilities - including when there are unforeseen events – and therefore, they should not take on an excessive number of roles that would impair their ability to fulfill their duties.
Auditors and audit-related issues
BlackRock recognizes the critical importance of financial statements, which should provide a true and fair picture of a company’s financial condition. Accordingly, we look for the assumptions made by management and reviewed by the auditor in preparing the financial statements to be reasonable and justified.
The accuracy of financial statements, inclusive of financial and non-financial information as required or permitted under market-specific accounting rules, is of paramount importance to BlackRock. Investors increasingly recognize that a broader

(6)
Personal characteristics may include, but are not limited to, gender; race/ethnicity; disability; veteran status; LGBTQ+; and national, Indigenous, religious, or cultural identity.
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range of risks and opportunities have the potential to materially impact financial performance. Over time, we anticipate investors and other users of company reporting will increasingly seek to understand and scrutinize the assumptions underlying financial statements, particularly those that pertain to the impact of the transition to a low-carbon economy on a company’s business model and asset mix. We recognize that this is an area of evolving practice and note that international standards setters, such as the International Financial Reporting Standards (IFRS) Board and the International Auditing and Assurance Standards Board (IAASB), continue to develop their guidance to companies.(7)
In this context, audit committees, or equivalent, play a vital role in a company’s financial reporting system by providing independent oversight of the accounts, material financial and, where appropriate to the jurisdiction, non-financial information and internal control frameworks. Moreover, in the absence of a dedicated risk committee, these committees can provide oversight of Enterprise Risk Management systems.(8) In our view, effective audit committee oversight strengthens the quality and reliability of a company’s financial statements and provides an important level of reassurance to shareholders.
Audit committees or equivalent should have clearly articulated charters that set out their responsibilities and have a rotation plan in place that allows for a periodic refreshment of the committee membership to introduce fresh perspectives to audit oversight. We recognize that audit committees will rely on management, internal audit, and the independent auditor in fulfilling their responsibilities but look to committee members to demonstrate they have relevant expertise to monitor and oversee the audit process and related activities.
We take particular note of unexplained changes in reporting methodology, cases involving significant financial restatements, or ad hoc notifications of material financial weakness. In this respect, audit committees should provide timely disclosure on the remediation of Key and Critical Audit Matters identified either by the external auditor or internal audit function.
The integrity of financial statements depends on the auditor being free of any impediments to being an effective check on management. To that end, it is important that auditors are, and are seen to be, independent. Where an audit firm provides services to the company in addition to the audit, we look for the fees earned to be disclosed and explained. We look for Audit committees to have in place a procedure for assessing annually the independence of the auditor and the quality of the external audit process.
Comprehensive disclosure provides investors with a sense of the company’s long-term operational risk management practices and, more broadly, the quality of the board’s oversight. We look to the audit or risk committee to periodically review the company’s risk assessment and risk management policies and the significant risks and exposures identified by management, the internal auditors or the independent auditors and management’s steps to address them. In the absence of detailed disclosures, we may reasonably conclude that companies are not adequately managing risk.
Capital structure, mergers, asset sales, and other special transactions
The capital structure of a company is critical to shareholders as it impacts the value of their investment and the priority of their interest in the company relative to that of other equity or debt investors. Pre-emptive rights are a key protection for shareholders against the dilution of their interests.
Effective voting rights are basic rights of share ownership and a core principle of effective governance. Shareholders, as the residual claimants, have the strongest interest in protecting the financial value of the company, and voting rights should match economic exposure, i.e., one share, one vote.
In principle, we disagree with the creation of a share class with equivalent economic exposure and preferential, differentiated voting rights. In our view, this structure violates the fundamental corporate governance principle of proportionality and results in a concentration of power in the hands of a few shareholders, thus disenfranchising other shareholders and amplifying any potential conflicts of interest. However, we recognize that in certain markets, at least for a period of time, companies may have a valid argument for listing dual classes of shares with differentiated voting rights. In our view, such companies should review these share class structures on a regular basis or as company circumstances change. Additionally,

(7)
IFRS, “IFRS S1 General Requirements for Disclosure of Sustainability-related Financial Information”, June 2023, and IAASB, “IAASB Launches Public Consultation on Landmark Proposed Global Sustainability Assurance Standard”, August 2023.
(8)
Enterprise risk management is a process, effected by the entity’s board of directors, management, and other personnel, applied in strategy setting and across the enterprise, designed to identify potential events that may affect the entity, and manage risk to be within the risk appetite, to provide reasonable assurance regarding the achievement of objectives. Please see the Committee of Sponsoring Organizations of the Treadway Commission (COSO), “Enterprise Risk Management”, 2023.
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they should seek shareholder approval of their capital structure on a periodic basis via a management proposal at the company’s shareholder meeting. The proposal should give unaffiliated shareholders the opportunity to affirm the current structure or establish mechanisms to end or phase out controlling structures at the appropriate time, while minimizing costs to shareholders.
In assessing mergers, asset sales, or other special transactions, BlackRock’s primary consideration is the long-term economic interests of our clients as shareholders. Boards proposing a transaction should clearly explain the economic and strategic rationale behind it. We will review a proposed transaction to determine the degree to which it can enhance long-term shareholder value. We find long-term investors like our clients typically benefit when proposed transactions have the unanimous support of the board and have been negotiated at arm’s length. We may seek reassurance from the board that the financial interests of executives and/or board members in a given transaction have not adversely affected their ability to place shareholders’ interests before their own. Where the transaction involves related parties, the recommendation to support should come from the independent directors, a best practice in most markets, and ideally, the terms should have been assessed through an independent appraisal process. In addition, it is good practice that it be approved by a separate vote of the non-conflicted parties.
As a matter of sound governance practice, shareholders should have a right to dispose of company shares in the open market without unnecessary restriction. In our view, corporate mechanisms designed to limit shareholders’ ability to sell their shares are contrary to basic property rights. Such mechanisms can serve to protect and entrench interests other than those of the shareholders. In our view, shareholders are broadly capable of making decisions in their own best interests. We encourage any so-called “shareholder rights plans” proposed by a board to be subject to shareholder approval upon introduction and periodically thereafter.
Executive compensation
In most markets, one of the most important roles for a company’s board of directors is to put in place a compensation structure that incentivizes and rewards executives appropriately. Executive compensation is an important tool used by companies to support long-term financial value creation. In our experience, well-structured compensation policies reward the successful delivery of strategic, operational, and/or financial goals, encourage an appropriate risk appetite, and align the interests of shareholders and executives through equity ownership.
We look for there to be a clear link between variable pay and operational and financial performance. Performance metrics should be stretching and aligned with a company’s strategy and business model. BIS does not have a position on whether companies should use sustainability-related criteria in compensation structures, but, where they are included, we look to companies to be as rigorous as they would be in setting other financial or operational targets. Long-term incentive plans should encompass timeframes that 1) are distinct from annual executive compensation structures and metrics, and 2) encourage the delivery of strong financial results over a period of years.
When designing, reviewing, and approving executive compensation policies, board compensation committees – or board members responsible for setting executive compensation – should carefully consider the company’s specific circumstances, such as its risk profile, the environment in which it operates, and the individuals the board is trying to attract, retain and incentivize. We look to the compensation committees to guard against contractual arrangements that would entitle executives to material compensation for early termination of their employment. Finally, pension contributions and other deferred compensation arrangements should be reasonable in light of market practices or the company’s business and executive compensation strategies.
We are not supportive of one-off or special bonuses unrelated to company or individual performance. Where discretion has been used by the compensation committee or its equivalent, we appreciate disclosure relating to how and why the discretion was used, and how the adjusted outcome is aligned with the interests of shareholders. We acknowledge that the use of peer group evaluation by compensation committees can help ensure competitive pay; however, we are concerned when the rationale for increases in total compensation at a company is solely based on peer benchmarking, rather than also considering rigorous measures of outperformance. We encourage companies to clearly explain how compensation outcomes have rewarded performance.
We encourage boards to consider building clawback provisions into incentive plans such that companies could clawback compensation or require executives to forgo awards when compensation was based on faulty financial statements or deceptive business practices. We also favor recoupment from or the foregoing of the grant of any awards by any senior
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executive whose behavior caused material financial harm to shareholders, material reputational risk to the company, or resulted in a criminal investigation, even if such actions did not ultimately result in a material restatement of past results.
In our view, non-executive directors should be compensated in a manner that is commensurate with the time and effort expended in fulfilling their professional responsibilities. Additionally, these compensation arrangements should not risk compromising directors’ independence or aligning their interests too closely with those of the management, whom they are charged with overseeing.
BIS may convey concerns through not supporting management’s proposals to approve compensation, where they are on the agenda. We may also vote against members of the compensation committee or equivalent board members for poor compensation practices or structures.
Material sustainability-related risks and opportunities
It is our view that well-managed companies will effectively evaluate and manage material sustainability-related risks and opportunities relevant to their businesses.(9) As with all risks and opportunities in a company's business model, appropriate oversight of material sustainability considerations is a core component of having an effective governance framework that supports durable, long-term financial value creation.
Robust disclosure allows investors to effectively evaluate companies’ strategy and business practices related to material sustainability-related risks and opportunities. We find it helpful when companies’ disclosures demonstrate that they have a resilient business model that integrates material sustainability-related risks and opportunities into their strategy, risk management, and metrics and targets, including industry-specific metrics. The International Sustainability Standards Board (ISSB) standards, IFRS S1 and S2(10) may prove helpful to companies in preparing this disclosure. The standards build on the Task Force on Climate-related Financial Disclosures (TCFD) framework and the standards and metrics developed by the Sustainability Accounting Standards Board (SASB), which have both converged under the ISSB. We recognize that companies may phase in reporting aligned with the ISSB standards over several years. We also recognize that some companies may report using different standards, which may be required by regulation, or one of a number of voluntary standards. In such cases, we ask that companies highlight the metrics that are industry- or company-specific.
We note that climate and other sustainability-related disclosures often require companies to collect and aggregate data from various internal and external sources. We recognize that the practical realities of data collection and reporting may not line up with financial reporting cycles and companies may require additional time after their fiscal year-end to accurately collect, analyze, and report this data to investors. That said, while we do not prescribe timelines regarding when companies make these disclosures, we encourage them to produce climate and other sustainability-related disclosures sufficiently in advance of their annual meeting, to the best of their abilities to provide investors with time to assess the data and make informed decisions.
Companies may also choose to adopt or refer to guidance on sustainable and responsible business conduct issued by supranational organizations such as the United Nations or the Organization for Economic Cooperation and Development. Further, industry initiatives on managing specific operational risks may provide useful guidance to companies on best practices and disclosures. While not a voting item, we find it helpful to our understanding of investment risk when companies disclose any relevant global climate and other sustainability-related standards adopted, the industry initiatives in which they participate, any peer group benchmarking undertaken, and any assurance processes to help investors understand their approach to sustainable and responsible business practices.

(9)
By material sustainability-related risks and opportunities, we mean the drivers of risk and financial value creation in a company’s business model that have an environmental or social dependency or impact. Examples of environmental issues include, but are not limited to, water use, land use, waste management, and climate risk. Examples of social issues include, but are not limited to, human capital management, impacts on the communities in which a company operates, customer loyalty, and relationships with regulators.
(10)
The objective of IFRS S1 General Requirements for Disclosure of Sustainability-related Financial Information is to require an entity to disclose information about its sustainability-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity. The objective of IFRS S2 Climate-related Disclosures is to require an entity to disclose information about its climate-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity.
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Climate and nature-related risk
In our view, the transition to a low-carbon economy is one of several mega forces reshaping markets.(11) Our research shows that the low-carbon transition is a structural shift in the global economy that will be shaped by changes in government policies, technology, and consumer and investor preferences, which may be material for many companies.(12) Yet the path to a low-carbon economy is uncertain and uneven, with different parts of the economy moving at different speeds. BIS recognizes that it can be challenging for companies to predict the impact of climate-related risk and opportunity on their businesses and operating environments. Many companies are assessing how to navigate the low-carbon transition while delivering long-term financial value to investors. At companies where these climate-related risks are material, we find it helpful when they publicly disclose, consistent with their business model and sector, how they intend to deliver long-term financial performance through the transition to a low-carbon economy, including where available, their transition plan.(13)
In our experience, disclosure consistent with the ISSB standards or the TCFD framework can help investors assess company-specific climate-related risks and opportunities, and inform investment decisions.(14) Such disclosures also provide investors with insights into how companies are managing the risks associated with climate change by managing their own carbon emissions or emissions intensities to the extent financially practicable. Recognizing the value of these disclosures, in some jurisdictions, like the U.K, large companies must disclose such climate-related financial information on a mandatory basis, while in other jurisdictions these disclosures are viewed as best practice in the market.
Consistent with the ISSB standards and the TCFD framework, we seek to understand, from company disclosures and engagement, the strategies companies have in place to manage material risks to, and opportunities for, their long-term business model associated with a range of climate-related scenarios. This includes a scenario in which global warming is limited to well below 2°C, considering ambitions to achieve a limit of 1.5°C, the temperature goal recently reaffirmed by G20 members as part of the 2024 Leader’s Declaration.(15)
These frameworks also contemplate disclosures on how companies are setting short-, medium- and long-term targets, ideally science-based where these are available for their sector, for scope 1 and 2 greenhouse gas emissions (GHG) reductions and to demonstrate how their targets are consistent with the long-term financial interests of their investors.
While we recognize that regulators in some markets are moving to mandate certain disclosures, at this stage, we view scope 3 emissions differently from scopes 1 and 2, given methodological complexity, regulatory uncertainty, concerns about double-counting, and lack of direct control by companies. We welcome disclosures and commitments companies choose to make regarding material scope 3 emissions and recognize these are provided on a good-faith basis as methodology develops. Our publicly available commentary provides more information on our approach to climate-related risks and opportunities.
In addition to climate-related risks and opportunities, the management of nature-related factors is increasingly a component of some companies’ ability to generate durable, long-term financial returns for shareholders, particularly where a company’s

(11)
BlackRock Investment Institute, “Mega forces: An investment opportunity”, 2023.
(12)
BlackRock Investment Institute, “Tracking the low-carbon transition”, July 2023.
(13)
We have observed that more companies are developing such plans, and public policymakers in a number of markets are signaling their intentions to require them or already have requirements in place, such as Australia, Brazil, and the European Union. We view transition plans as a method for a company to both internally assess and externally communicate its long-term strategy, ambition, objectives, and actions to create financial value through the global transition towards a low-carbon economy. Transition plans are building momentum internationally, with increased focus from policy makers and supervisors, including in the EU, UK, G7, G20, and from the financial industry. While many initiatives across jurisdictions outline a framework for transition plans, there is no consensus on the key elements these plans should contain. We view useful disclosure as one that communicates a company’s approach to managing financially material business relevant risks and opportunities – including climate-related risks – to deliver long-term financial performance, which allows investors to make more informed decisions. While transition plans can be helpful disclosure, BIS does not make the preparation and production of transition plans a voting issue. BIS may engage companies that have chosen to publish a transition plan to understand their planned actions and resource implications.
(14)
BlackRock, “Global perspectives on investing in the low-carbon transition”, June 2023. We recognize that companies may phase in reporting aligned with the ISSB standards over several years, depending on local requirements. We also recognize and respect that some companies may report using different local standards, which may be required by regulation, or one of a number of voluntary standards. In such cases, we ask that companies disclose their rationale for reporting in line with the specific disclosure framework chosen and highlight the metrics that are industry- or company-specific.
(15)
In November 2024, G20 members reaffirmed the Paris Agreement temperature goal as part of the Leader’s Declaration. G20 members include the world’s major economies (19 countries and two regional bodies, the European Union and African Union), representing 85% of global Gross Domestic Product, over 75% of international trade, and about two-thirds of the world population.
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strategy is heavily reliant on the availability of natural capital, or whose supply chains are exposed to locations with nature-related risks. We look for such companies to disclose how they manage any reliance and impact on, as well as use of, natural capital, including appropriate risk oversight and relevant metrics and targets, to understand how these factors are integrated into strategy. We will evaluate these disclosures to inform our view of how a company is managing material nature-related risks and opportunities. We rely on company disclosures when determining how to vote on shareholder proposals addressing natural capital issues. Our publicly available commentary provides more information on our approach to natural capital.(16)
Companies’ impact on their workforce, supply chains, and communities
In order to advance long-term shareholders’ interests, companies should consider the interests of the various parties on whom they depend for their success over time. It is for each company to determine their key stakeholders based on what is material to their business and long-term financial performance. For many companies, key stakeholders include employees, business partners (such as suppliers and distributors), clients and consumers, regulators, and the communities in which they operate.
As a long-term shareholder on behalf of our clients, we find it helpful when companies disclose how they have identified their key stakeholders and considered their interests in business decision-making. In addition to understanding broader stakeholder relationships, BIS finds it helpful when companies discuss how they consider the needs of their workforce today, and the skills required for their future business strategy. We are also interested to understand how the board monitors and engages on these matters, given it is well positioned to ensure that the approach taken by management is informed by and aligns with the company’s strategy.
Companies should articulate how they address material adverse impacts that could arise from their business practices and affect critical relationships with their stakeholders. We encourage companies to implement, to the extent appropriate, monitoring processes (often referred to as due diligence) to identify and mitigate potential adverse impacts and grievance mechanisms to remediate any actual adverse material impacts. In our view, maintaining trust within these relationships can contribute to a company’s long-term success.
Other corporate governance matters and shareholder protections
In our view, shareholders have a right to material and timely information on the financial performance and viability of the companies in which they invest. In addition, companies should publish information on the governance structures in place and the rights of shareholders to influence these structures. The reporting and disclosure provided by companies help shareholders assess the effectiveness of the board’s oversight of management and whether investors’ economic interests have been protected. As a general principle, we believe shareholders should have the right to vote on key corporate governance matters, including changes to governance mechanisms, to submit proposals to the shareholders’ meeting, and to call special meetings of shareholders.
Corporate form
In our view, it is the responsibility of the board to determine the corporate form that is most appropriate given the company's purpose and business model.(17) Companies proposing to change their corporate form to a public benefit corporation or similar entity should put it to a shareholder vote if not already required to do so under applicable law. We appreciate when supporting documentation from companies or shareholder proponents proposing to alter the corporate form clearly explains how the interests of shareholders and different stakeholders would be impacted as well as the accountability and voting mechanisms that would be available to shareholders. We generally support management proposals if our analysis indicates that shareholders’ economic interests are adequately protected. Relevant shareholder proposals are evaluated on a case-by-case basis.

(16)
Given the growing awareness of the materiality of these issues for certain businesses, enhanced reporting on a company's natural capital dependencies and impacts would aid investors’ understanding. In our view, the final recommendations of the Taskforce on Nature-related Financial Disclosures (TNFD) may prove useful to some companies. We recognize that some companies may report using different standards, which may be required by regulation, or one of a number of other private sector standards. TNFD-aligned reporting is not a voting issue.
(17)
Corporate form refers to the legal structure by which a business is organized.
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Shareholder proposals
In most markets in which BlackRock invests on behalf of clients, shareholders have the right to submit proposals to be voted on at a company’s annual or extraordinary meeting, as long as eligibility and procedural requirements are met. The matters that we see put forward by shareholders address a wide range of topics, including governance reforms, capital management, and improvements in the management or disclosure of sustainability-related risks.
BlackRock is subject to legal and regulatory requirements in the U.S. that place restrictions and limitations on how BlackRock can interact with the companies in which we invest on behalf of our clients, including our ability to submit shareholder proposals. We can vote, on behalf of clients who authorize us to do so, on proposals put forth by others.
When assessing shareholder proposals, we evaluate each proposal on its merit, considering the company’s individual circumstances and maintaining a singular focus on the proposal’s implications for long-term financial value creation. BIS’ evaluation considers whether a shareholder proposal addresses a material risk that, if left unmanaged, may impact a company’s long-term performance. We look for consistency between the specific request formally made in the proposal, the supporting documentation, and the proponents’ other communications on the issues. We also assess the company’s practices and disclosures and the costs and benefits to the company of meeting the request made in the proposal. We take into consideration a company’s governance practices and disclosures against those of their peers.
In our experience, it is helpful when companies disclose the names of the proponent or organization that has submitted or advised on the proposal.
We would not support proposals that we believe would result in over-reaching into the basic business decisions of the company, are unduly prescriptive or constraining on management. We take into consideration the legal effect of the proposal, as shareholder proposals may be advisory or legally binding depending on the jurisdiction, while others may make requests that would be deemed illegal in a given jurisdiction.
BIS is likely to support shareholder proposals that request disclosures that help us, as long-term investors on behalf of our clients, better understand the material risks and opportunities companies face and how they are managing them, especially where this information is additive given the company’s existing disclosures. We may also support shareholder proposals that are focused on a material business risk that we agree needs to be addressed and the intended outcome is consistent with long-term financial value creation.
We recognize that some shareholder proposals bundle topics and/or specific requests. Further, the proponent’s supporting statement may refer to topics that are not directly related to the request made in the proposal. In voting on behalf of clients, we do not submit or edit proposals or the supporting statements – we must vote yes or no on the proposal as phrased by the proponent. Therefore, when we vote in support of a proposal, we are not necessarily endorsing every element of the proposal or the reasoning, objectives, or supporting statement of the proponent. We may support a proposal for different reasons from those put forth by the proponent, when we believe that, overall, it can advance our clients' long-term financial interests. We typically explain to the company our rationale for supporting such proposals.
Alternatively, or in addition, we may vote against the election of one or more directors if, in our assessment, the board has not responded sufficiently or with an appropriate sense of urgency to a material risk. We may also support a proposal if management is on track, but we believe that voting in favor might accelerate efforts to address a material risk.
BlackRock’s oversight of its investment stewardship activities
Oversight
BlackRock maintains advisory committees (Stewardship Advisory Committees), generally consisting of senior BlackRock index investment professionals and/or senior employees with practical boardroom experience. The Stewardship Advisory Committees review and advise on amendments to BIS regional proxy voting guidelines (the Guidelines). The advisory committees do not determine voting decisions, which are the responsibility of BIS.
In addition to the Stewardship Advisory Committees, the Investment Stewardship Global Oversight Committee (Global Oversight Committee) is a risk-focused committee, comprised of the Global Head of Investment Stewardship (Global Head), and senior BlackRock executives with legal, risk and other experience relevant to team oversight. The Global Committee does not determine voting decisions, which are the responsibility of BIS.
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The Global Head has primary oversight of the activities of BIS, including voting in accordance with the Guidelines, which require the application of professional judgment and consideration of each company’s unique circumstances. The Global Committee reviews and approves amendments to these Principles. The Global Committee also reviews and approves amendments to the regional Guidelines.
In addition, the Global Committee receives and reviews periodic reports regarding the votes cast by BIS, as well as updates on material process issues, procedural changes, and other risk oversight considerations. The Global Committee reviews these reports in an oversight capacity as informed by the Guidelines.
BIS carries out engagement with companies, executes proxy votes, and conducts vote operations (including maintaining records of votes cast) in a manner consistent with the relevant Guidelines. BIS also conducts research on corporate governance issues and participates in industry discussions to contribute to and keep abreast of important developments in the corporate governance field. BIS may utilize third parties for certain of the foregoing activities and performs oversight of those third parties. BIS may discuss complicated or particularly controversial matters with senior specialists internally, on an advisory basis, prior to making a voting decision.
Voting guidelines and vote execution
BlackRock votes on proxy issues when our clients authorize us to do so. We carefully consider proxies submitted to funds and other fiduciary account(s) (Fund or Funds) for which we have voting authority. BlackRock votes (or refrains from voting) proxies for each Fund for which we have voting authority based on our evaluation of the alignment of the voting items with the long-term economic interests of our clients, in the exercise of our independent business judgment, and without regard to the relationship of the issuer of the proxy (or any shareholder proponent or dissident shareholder) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates, or BlackRock employees (see “Conflicts management policies and procedures,” below).
When exercising voting rights, BIS will normally vote on specific proxy issues in accordance with the Guidelines for the relevant market, as well as the Principles. The voting guidelines published for each region/country in which we vote are intended to summarize BlackRock’s general philosophy and approach to issues that may commonly arise in the proxy voting context in each market where we invest. The Guidelines are not intended to be exhaustive. BIS applies the Guidelines on a case-by-case basis, in the context of the individual circumstances of each company and the specific issue under review. As such, the Guidelines do not indicate how BIS will vote in every instance. Rather, they reflect our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots. The Guidelines are reviewed annually and updated as necessary to reflect changes in market practices, developments in corporate governance and feedback from companies and clients. In this way, BIS aims to maintain policies that explain our approach to governance practices most aligned with clients’ long-term financial interests. BIS analysts may exercise their professional judgment in determining how to vote if they conclude that the Guidelines do not cover the specific matter raised by a ballot item or that an exception to the Guidelines would be in the long-term economic interests of BlackRock’s clients.
In certain markets, proxy voting involves logistical issues which can affect BIS’ ability to vote such proxies, as well as the desirability of voting such proxies. These issues include, but are not limited to: i) untimely notice of shareholder meetings; ii) restrictions on a foreigner’s ability to exercise votes; iii) requirements to vote proxies in person; iv) “share-blocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); v) potential difficulties in translating the proxy; vi) regulatory constraints; and vii) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions. We are not supportive of impediments to the exercise of voting rights such as share-blocking or overly burdensome administrative requirements.
BlackRock votes proxies in these situations on a “best-efforts” basis. In addition, BIS may determine that it is generally in the interests of BlackRock’s clients not to vote proxies (or not to vote our full allocation) if the costs (including but not limited to opportunity costs associated with share-blocking constraints) associated with exercising a vote are expected to outweigh the benefit the client would derive by voting on the proposal.
Voting Choice
BlackRock offers Voting Choice a program that provides eligible clients with more opportunities to participate in the proxy voting process where legally and operationally viable.
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Voting Choice is currently available for eligible clients invested in certain institutional pooled funds in the U.S., UK, Ireland, and Canada that utilize certain equity index investment strategies, as well as eligible clients in certain institutional pooled funds in the U.S., UK, and Canada that use systematic active equity (SAE) strategies. In addition, institutional clients in separately managed accounts (SMAs) continue to be eligible for BlackRock Voting Choice regardless of their investment strategies.(18) BlackRock also launched a U.S. Program to offer proxy voting to eligible shareholder accounts in a U.S. Fund.(19)
As a result, the shares attributed to BlackRock in company share registers may be voted differently depending on whether our clients have authorized BIS to vote on their behalf, have authorized BIS to vote in accordance with a third-party policy, or have elected to vote shares in accordance with their own policy. Our clients have greater control over proxy voting because of Voting Choice. BlackRock does not disclose client information, including a client’s selection of proxy policy, without client consent.
Conflicts management policies and procedures
BIS maintains policies and procedures that seek to prevent undue influence on BlackRock’s proxy voting activity. Such influence might stem from any relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates, a Fund or a Fund’s affiliates, or BlackRock employees. The following are examples of sources of perceived or potential conflicts of interest:
•
BlackRock clients who may be issuers of securities or proponents of shareholder resolutions
•
BlackRock business partners or third parties who may be issuers of securities or proponents of shareholder resolutions
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BlackRock employees who may sit on the boards of public companies held in Funds managed by BlackRock
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Significant BlackRock, Inc. investors who may be issuers of securities held in Funds managed by BlackRock
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Securities of BlackRock, Inc. or BlackRock investment funds held in Funds managed by BlackRock
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BlackRock, Inc. board members who serve as senior executives or directors of public companies held in Funds managed by BlackRock
BlackRock has taken certain steps to mitigate perceived or potential conflicts including, but not limited to, the following:
•
Adopted the Guidelines which are designed to advance our clients’ long-term economic interests in the companies in which BlackRock invests on their behalf
•
Established a reporting structure that separates BIS from employees with sales, vendor management, or business partnership roles. In addition, BlackRock seeks to ensure that all engagements with corporate issuers, dissident shareholders or shareholder proponents are managed consistently and without regard to BlackRock’s relationship with such parties. Clients or business partners are not given special treatment or differentiated access to BIS. BIS prioritizes engagements based on factors including, but not limited to, our need for additional information to make a voting decision or our view on the likelihood that an engagement could lead to positive outcome(s) over time for the economic value of the company. Within the normal course of business, BIS may engage directly with BlackRock clients, business partners and/or third parties, and/or with employees with sales, vendor management, or business partnership roles, in discussions regarding our approach to stewardship, general corporate governance matters, client reporting needs, and/or to otherwise ensure that proxy-related client service levels are met
•
Determined to engage, in certain instances, an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid potential conflicts of interest, to satisfy regulatory compliance requirements, or as may be otherwise required by applicable law. In such circumstances, the independent third-party voting service provider provides BlackRock with recommendations, in accordance with the Guidelines, as to how to vote such proxies. BlackRock uses an independent third-party voting service provider to make proxy voting recommendations for shares of BlackRock, Inc. and companies affiliated with BlackRock, Inc. BlackRock may also use an independent third-party voting service provider to make proxy voting recommendations for:
•
public companies that include BlackRock employees on their boards of directors

(18)
With Voting Choice, SMAs have the ability to select from a set of voting policies from third-party proxy advisers the policy that best aligns with their views and preferences. BlackRock can then use its proxy voting infrastructure to cast votes based on the client’s selected voting policy.
(19)
Read more about BlackRock Voting Choice on our website.
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•
public companies of which a BlackRock, Inc. board member serves as a senior executive or a member of the board of directors
•
public companies that are the subject of certain transactions involving BlackRock Funds
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public companies that are joint venture partners with BlackRock, and
•
public companies when legal or regulatory requirements compel BlackRock to use an independent third-party voting service provider
In selecting an independent third-party voting service provider, we assess several characteristics, including but not limited to: independence, an ability to analyze proxy issues and make recommendations in the economic interest of our clients in accordance with the Guidelines, reputation for reliability and integrity, and operational capacity to accurately deliver the assigned recommendations in a timely manner. We may engage more than one independent third-party voting service provider, in part to mitigate potential or perceived conflicts of interest at a single voting service provider. The Global Committee appoints and reviews the performance of the independent third-party voting service providers, generally on an annual basis.
Securities lending
When so authorized, BlackRock acts as a securities lending agent on behalf of Funds. Securities lending is a well-regulated practice that contributes to capital market efficiency. It also enables funds to generate additional returns while allowing fund providers to keep fund expenses lower.
With regard to the relationship between securities lending and proxy voting, BlackRock cannot vote shares on loan and may determine to recall them for voting, as guided by our fiduciary duty as an asset manager to our clients in helping them achieve their investment goals. While this has occurred in a limited number of cases, the decision to recall securities on loan as part of BlackRock’s securities lending program in order to vote is based on an evaluation of various factors that include, but are not limited to, assessing potential securities lending revenue alongside the potential long-term financial value to clients of voting those securities (based on the information available at the time of recall consideration).(20) BIS works with colleagues in the Securities Lending and Risk and Quantitative Analysis teams to evaluate the costs and benefits to clients of recalling shares on loan.
In almost all instances, BlackRock anticipates that the potential long-term financial value to the Fund of voting shares would be less than the potential revenue the loan may provide the Fund. However, in certain instances, BlackRock may determine, in our independent business judgment as a fiduciary, that the value of voting outweighs the securities lending revenue loss to clients and would therefore recall shares to be voted in those instances.
Periodically, BlackRock reviews our process for determining whether to recall securities on loan in order to vote and may modify it as necessary.
Reporting and vote transparency
We are committed to transparency in the stewardship work we do on behalf of clients. We inform clients about our engagement and voting policies and activities through direct communication and through disclosure on our website. Additionally, we make public our regional proxy voting guidelines for the benefit of clients and the companies in which we invest on their behalf. We also publish commentaries to share our perspective on market developments and emerging key themes.
At a more granular level, on a quarterly basis, we publish our vote record for each company that held a shareholder meeting during the period, showing how BIS voted on each proposal and providing our rationale for any votes against management proposals and on shareholder proposals. For shareholder meetings where a vote might be high profile or of significant

(20)
Recalling securities on loan can be impacted by the timing of record dates. In the U.S., for example, the record date of a shareholder meeting typically falls before the proxy statements are released. Accordingly, it is not practicable to evaluate a proxy statement, determine that a vote has a material impact on a fund and recall any shares on loan in advance of the record date for the annual meeting. As a result, managers must weigh independent business judgement as a fiduciary, the benefit to a fund’s shareholders of recalling loaned shares in advance of an estimated record date without knowing whether there will be a vote on matters which have a material impact on the fund (thereby forgoing potential securities lending revenue for the fund’s shareholders) or leaving shares on loan to potentially earn revenue for the fund (thereby forgoing the opportunity to vote).
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interest to clients, we may publish a vote bulletin after the meeting, disclosing and explaining our vote on key proposals. We also publish a quarterly list of all companies with which we engaged and the key topics addressed in the engagement meeting.
In this way, we help inform our clients about the work we do on their behalf in promoting the governance and business practices that support durable, long-term financial value creation by companies.
Want to know more?
blackrock.com/stewardship | contactstewardship@blackrock.com
This document is provided for information and educational purposes only. Investing involves risk, including the loss of principal.
Prepared by BlackRock, Inc.
©2024 BlackRock, Inc. All rights reserved. BLACKROCK is a trademark of BlackRock, Inc., or its subsidiaries in the United States and elsewhere. All other trademarks are those of their respective owners.
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BlackRock Investment Stewardship
Climate and Decarbonization Stewardship Guidelines
Published July 2024
BlackRock climate and decarbonization stewardship guidelines
Introduction to BlackRock Investment Stewardship
BlackRock’s clients depend on us to help them meet their varied investment goals. We consider it one of our responsibilities to be an informed, engaged shareholder on their behalf, given the business decisions that companies make have a direct impact on our clients’ long-term investment outcomes and financial well-being. BlackRock Investment Stewardship (BIS) is a dedicated function within BlackRock, which serves as a link between BlackRock’s clients and the companies we invest in on their behalf. BIS takes a long-term approach in our stewardship efforts, reflecting the investment horizons of the majority of our clients. BIS does this through:
1.
Engaging with companies in a two-way dialogue to build our understanding of a company’s practices and inform our voting decisions.
2.
Voting at shareholder meetings on management and shareholder proposals on behalf of clients who have delegated voting authority to BlackRock.
3.
Contributing to industry dialogue on stewardship to share our perspectives on matters that may impact our clients’ investments.
4.
Reporting on our activities to inform clients about our stewardship efforts on their behalf through a range of publications and direct reporting.
Stewardship for clients with investment objectives relating to the low-carbon transition
BlackRock offers a wide range of investment products and funds to support our clients’ unique and varied investment objectives, and in February 2024, BlackRock announced it would be launching a new decarbonization stewardship option for those clients who explicitly direct BlackRock to invest their assets with decarbonization investment objectives. An increasing number of clients are seeking to minimize the financial risk, and maximize the financial opportunities, associated with the transition to a low-carbon economy, and thus are interested in sustainable and transition investing, with some including decarbonization as an investment objective in their mandates with BlackRock. In Europe for example, all of our largest, strategic relationship clients have net zero commitments for their organizations, and globally a growing number have made similar commitments, which those clients believe, will shape financial opportunities in the transition to a low-carbon economy. A survey of 200 institutional investors globally, representing nearly $9tn in assets under management, indicated that 98% of them have set some kind of transition investment objective for their portfolios.
These guidelines set out BIS’ approach to voting at companies’ shareholder meetings on behalf of funds with explicit decarbonization or climate-related investment objectives, and, when appropriate, engagement with corporate leadership to support our voting on clients’ behalf. In addition, clients in separately managed accounts may instruct BlackRock to apply these guidelines to their holdings. Both in the case of funds and separately managed accounts, these guidelines are only implemented upon explicit selection and approval by the applicable fund board or client.
These guidelines should be read in conjunction with BIS’ benchmark policies and are focused on matters related to climate risks and the transition to a low-carbon economy at companies that are held by funds and clients who have selected these guidelines. These guidelines differ from the benchmark policies in that they consider, in addition to financial considerations and consistent with the investment objective of each fund or account that has selected these guidelines, the alignment of companies’ business model and strategies with the financial opportunities presented by the transition to a low-carbon economy and the more ambitious goal of the Paris Agreement, namely to limit average temperature rise to 1.5°C above pre-industrial levels.
These guidelines will apply to companies which produce goods and services that contribute to real world decarbonization or have a carbon intensive business model and face outsized impacts from the low-carbon transition, based on reported and estimated scopes 1, 2, and 3 greenhouse gas emissions. We estimate these companies represent the vast majority of the
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value chain emissions of the companies held by funds and clients that have selected these guidelines. For all other companies held by these funds and clients, BIS’ benchmark voting guidelines apply.
On other matters not related to climate risks and the transition to a low-carbon economy, BIS will apply our benchmark policies.
For clients who have not directed BlackRock to prioritize climate risks and decarbonization as an investment objective, BIS will continue to undertake our stewardship responsibilities in line with our benchmark policies, with a sole focus on advancing those clients’ long-term economic interests. This will include consideration of climate-related risks and opportunities in a company’s business model, where material to the company’s ability to deliver long-term financial returns.
Please see appendix 2, which sets out the key differences between the BIS benchmark and decarbonization policies on items related to climate risk and the transition to a low-carbon economy.
Understanding the investment implications of the transition to a low-carbon economy
Research from the BlackRock Investment Institute (BII) highlights that changing government policy, technology, and consumer and investor preferences are driving the transition to a low-carbon economy, but these forces are moving at uneven speeds across sectors and regions. For example—some technologies like renewable power are already being deployed at scale in some regions, while in other sectors and regions less cost-effective low-carbon alternatives exist. We have heard from certain clients that they see the low-carbon transition as a series of shifts over decades that will reshape production and consumption, spur significant capital investment and create risks, opportunities and a wider range of financial and competitive outcomes for companies.
For clients interested in investing in the transition to a low-carbon economy and understanding its corresponding risks and opportunities, we have developed the BlackRock Investment Institute Transition Scenario (BIITS), powered by Aladdin® technology. BIITS is a research-based, analytical forecast of how the low-carbon transition is most likely to play out based on what we know and expect today. It can help inform a top-down assessment of a company’s business risk arising from the transition. BII based its key assumptions on rigorous research, and the input of BlackRock’s portfolio managers and other experts.
For client assets with explicit investment objectives related to the transition to a low-carbon economy, BIS will draw on the insights generated by BIITS and Aladdin® Climate, as well as our own analysis and engagement, in applying these guidelines. In doing so, we will take into consideration the fact that the necessary data to assess individual companies currently has limitations, but is improving as a result of disclosure requirements in an increasing number of jurisdictions.
Decarbonization stewardship guidelines design principles
The framework of these guidelines is designed to:
•
Prioritize sectors and companies that are critical to the transition to a low-carbon economy: This includes companies which produce goods and services that contribute to real world decarbonization or have a carbon intensive business model and face outsized impacts from the low-carbon transition.
•
Apply a sectoral approach to our analysis that acknowledges the unevenness of the low-carbon transition across sectors and markets: We take into consideration the varying speeds at which sectors and markets can decarbonize based on technological feasibility, consumer demand, government policy, regulatory frameworks and other factors. Further, we recognize that these factors are uncertain and dynamic, which will require that we evolve our approach as necessary.
•
Take a long-term, pragmatic approach that favors a transition that minimizes disruption to companies and their key stakeholders: Our approach recognizes the challenges that many companies face in adapting their business models. It is premised on the views of interested clients that a transition where companies adapt and continue to deliver financial returns throughout, is a better long-term investment outcome for them, and less disruptive to a company’s other key stakeholders, than a transition that is uneven. Further, we consider the differences between the actions and outcomes over which company management has influence, and those it does not.
•
Focus on useful, contextualized disclosures that help inform investors views, while recognizing data limitations: The policy will seek disclosures that outline key milestones and dependencies underpinning the company’s low-carbon transition strategy; explain the trade-offs required to adapt the business model; and include relevant data and narrative.
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•
Be consistent with our position as a minority investor on behalf of our clients: The boards and executive leadership of companies determine a company’s strategy and its implementation. We make decisions on how to engage companies and vote proxies independently, based on our professional judgment of the priorities and outcomes most aligned with clients’ investment objectives.
Voting guidelines
Consistent with the investment objective of each fund or client that has selected these guidelines, BIS will look to companies to demonstrate the following:
Corporate Disclosures
In the context of these guidelines, we look for companies to provide sufficient corporate disclosure to allow us to determine the extent to which decarbonization and the low-carbon transition are strategic priorities. As a general point, we would expect companies that have disclosed their aim to participate in the transition to a low-carbon economy to make disclosures that help explain the strategy and governance systems they have determined most appropriate, which may include:
(1)
a low-carbon transition strategy to demonstrate their alignment with the ambition to limit global average temperature rise to 1.5°C above pre-industrial levels. This would normally mean that they have a long-term strategy to achieve net-zero greenhouse gas (GHG) emissions by 2050, with appropriate near- and medium-term milestones to assess their progress.
(2)
low-carbon transition-related reporting consistent with the standards developed by the International Sustainability Standards Board (ISSB). IFRS S1 addresses the general requirements of sustainability reporting and IFRS S2 sets out the disclosures that would provide investors with decision-useful information about a company’s most significant climate- and low-carbon transition-related risks and opportunities. As audit and assurance standards are developed, it would be helpful to investors’ confidence in such disclosures for companies to seek independent, third-party assurance.
(3)
scope 1 and scope 2, and material scope 3 GHG emissions. In addition, we look to companies to disclose their reduction targets for scope 1 and 2 emissions, science-based where possible. We welcome disclosure of targets or indicative goals, where companies have set them, for scope 3 emissions reductions, recognizing that these would be provided on a ‘best efforts’ basis given the methodological challenges these currently present for reporters. Scope 3 information, including how a company is working with its value chain to accelerate reductions in GHG intensity, provides useful insight to investors focused on investing in the low-carbon transition and understanding the impact of their investments on their decarbonization goals. However, we recognize that companies have varying ability to influence the emissions across the different parts of their value chain and it is helpful when disclosures explain the implications for the achievement of their decarbonization targets.
Transition plans
Some companies have published a transition plan that explains how the company intends to implement its low-carbon transition strategy by, as defined by the ISSB, “lay[ing] out the entity’s targets, actions or resources for its transition towards a lower-carbon economy, including actions such as reducing its greenhouse gas emissions” (see appendix 1).
We note the work being undertaken in a number of jurisdictions on establishing a common approach in a market to corporate transition plans. Given this work continues, for the near-term, BIS will not make preparation and production of transition plans a voting issue. BIS may engage companies that have chosen to publish a transition plan to understand their planned actions and resource implications in accordance with anticipated requirements.
Boards and directors
An effective and well-functioning board that has appropriate governance structures to facilitate oversight of a company's management and strategic initiatives is critical to the company’s ability to deliver on its low-carbon transition strategy.
In assessing the role and effectiveness of the board in this regard, we seek to understand whether:
•
The board has clear oversight responsibilities for climate and low-carbon transition-related risks and opportunities in the company’s business model. We consider the whole board to have responsibility for oversight of the company’s long-term strategy, including those aspects related to the transition to a low-carbon economy.
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•
Management has established a robust low-carbon transition framework and long-term strategy, with clear accountability for delivery by senior executives.
•
The capital management strategy explains how the company allocates investments to (traditional and next generation) business lines and innovation, and returns cash to shareholders, consistent with the low-carbon transition strategy.
•
The climate and low-carbon transition risks most likely to significantly impact the business are integrated into the company’s enterprise risk management processes and reporting.
•
The company has set scope 1 & 2 GHG emissions reduction targets, science-based and independently verified where possible, against a baseline, that are consistent with the ambition to limit average temperature rise to no more than 1.5°C above pre-industrial levels.
•
There is a clear link between the company’s scope 1 & 2 GHG emissions reduction targets over time and its long-term low-carbon transition strategy.
•
The company is monitoring its material scope 3 emissions and disclosing these where it is confident in the data. Given forthcoming regulatory requirements in certain jurisdictions, some companies are voluntarily disclosing scope 3 emissions reductions targets and plans, setting out how they are working on decarbonization with the different constituents in their value chain.
•
The board oversees, and management has a formalized approach to, the company’s lobbying activities, including trade association memberships. Policy engagement should be consistent with a company’s stated strategic policy objectives, including those related to the low-carbon transition.
Voting against directors over concerns about climate risk
In implementing these guidelines, BIS will generally support non-executive directors standing for election where, in BIS’ assessment based on company disclosures and engagement, a company is executing on its commitment to align with the transition to a low-carbon economy, as defined above. Where BIS determines this is not the case, we may vote against the election of one or more directors who have responsibility for the issue. The directors most likely to be in focus are the chair of the board sub-committee with low-carbon transition, climate or sustainability risk oversight responsibilities, other members of the relevant committee, the lead independent director or the non-executive chair of the board. In certain markets, we may withhold support for the discharge of the supervisory board or equivalent.
Where we have not supported director elections over climate concerns in a prior year, and the company has not subsequently made progress towards aligning with the transition to a low-carbon economy, we may escalate by voting against the re-election of additional responsible directors to signal our heightened concerns.
Management proposals to approve a climate strategy or progress report
In certain markets, company management may submit proposals asking shareholders to approve their climate action plans or progress reports, sometimes known as “Say on Climate.” BIS will generally support management’s climate strategy proposal if, in our assessment based on these guidelines, the strategy is aligned with the low-carbon transition. Similarly, we will generally support management’s proposal on a progress report if the company has clearly explained its progress against, and any deviations from or changes to, its stated transition plan and targets.
Shareholder proposals on climate and low-carbon transition matters
Shareholder proposals on a company’s approach to the low-carbon transition or climate risk will be considered on their merit. Our assessment will take into consideration the implications for, and the relevance to, the company’s stated low-carbon transition strategy and targets. We may support shareholder proposals that, for example, ask a company to:
•
Publish a business plan, and related disclosures, consistent with the ambition to limit average temperature rise to no more than 1.5°C above pre-industrial levels
•
Align their scope 1 and 2 GHG emissions reduction targets to, and/or discuss how their targets align with, a long-term goal of the company achieving net zero GHG emissions by 2050
•
Disclose the categories of scope 3 GHG emissions most material to a company’s business model
•
Improve disclosures on how a company’s climate-related lobbying (including trade association memberships and other indirect lobbying) is aligned with its strategic policy positions.
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We would not support shareholder proposals that seek to constrain board or management decision-making or direct specific business or strategic decisions. This includes proposals that seek to change a company’s articles of association or charter to require commitments or actions related to climate risk or the low-carbon transition.
Related matters
There are other business items not covered above that may be put to a shareholder vote that could address matters relevant to the transition to a low-carbon economy. Under these guidelines, BIS is most likely to engage, where appropriate, if we seek to enhance our understanding of a company’s approach. Generally, our voting on these matters would be covered by BIS’ benchmark guidelines.
Executive compensation
We look to company boards to put in place a compensation structure that incentivizes and rewards executives appropriately. Some companies, in light of their long-term strategy, may decide to include relevant GHG emissions reduction targets or low-carbon transition-related metrics in their incentive plans. In such cases, BIS would engage to understand the alignment between those metrics and the company’s stated climate strategy.
Auditors and audit-related issues
For companies with material climate or transition risks or opportunities in their business models, BIS is interested to understand whether the company considers and, if relevant, quantifies, and accounts for material climate-related risks in its financial statements, including if the company explains such risks within the context of its audit report. We note that work is being undertaken to develop audit and assurance standards in relation to climate and transition reporting, which may impact the future reporting requirements of companies. We note that assurance of corporate disclosures related to climate risk and the transition to a low-carbon economy is still nascent.
Mergers, acquisitions, asset sales, and other special situations
Special situations will be considered on their financial merits, but BIS may engage on climate-related factors under these guidelines where a transaction may significantly alter a company’s climate strategy or a shareholder activist has proposed governance, strategic or operational changes that may impact its climate strategy. BIS does not promote changes in corporate control, nor does it invoke formal governance mechanisms that rise to the level of shareholder activism.
Other business relevant sustainability-related risks and opportunities
Climate risk and the transition to a low-carbon economy are interconnected with a number of other sustainability-related risks and opportunities that may be relevant to a company’s business model and long-term performance. These include a company’s impacts or dependencies on natural capital and key stakeholders. In the context of these guidelines, we may engage companies to better understand how they are managing the impact on people (e.g., employees, suppliers, customers and communities) of any strategic or operational changes they are making in relation to their transition to a low-carbon economy. Similarly, we may engage companies that face risks and opportunities related to land use and deforestation, access to fresh water, or the ability to secure scarce resources critical to the transition to a low-carbon economy.
Appendix 1
Terminology
We understand the key concepts referred to within these guidelines as follows:
Climate risk: Includes physical risk, the increased risk to companies’ assets and activities caused by the direct impact of changing weather patterns and natural catastrophes, and transition risk, the impact of the transition to a low-carbon economy on a company’s long-term profitability.
Transition to a low-carbon economy (“low-carbon transition”): The global economic shift toward lower emissions across many sectors and business models. The economic transformation is being driven by changes in government policy, technology, and consumer and investor preferences, as well as the physical effects of climate change (e.g., extreme weather), and can potentially have a material impact on clients’ investments and portfolios.
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Decarbonization: the process of reducing or eliminating emissions of carbon dioxide (CO2) from human activity and removing carbon currently in the atmosphere. This can be carried out by countries, companies and even individual consumers. Sometimes the concept is understood to include the reduction and elimination of other GHG, e.g., methane.
Climate-related risks and opportunities: The investment opportunities and risks associated with the transition to a low-carbon economy, including transition risks and opportunities and physical risks and opportunities in adapting to physical climate change.
Climate-related transition plan: “An aspect of an entity’s overall strategy that lays out the entity’s targets, actions or resources for its transition towards a lower-carbon economy, including actions such as reducing its greenhouse gas emissions.”
Science-based GHG emissions reduction targets: Targets that “…are in line with what the latest climate science deems necessary to meet the goals of the Paris Agreement – limiting global warming to 1.5°C above pre-industrial levels. Science-based targets give companies a clearly defined path to reduce greenhouse gas emissions in line with limiting global warming to 1.5°C. They define how much and how quickly a business must reduce its emissions to be in line with the Paris Agreement goals.”
Appendix 2
Comparison of key differences between how the BIS benchmark considers climate-related risks, where appropriate, and the decarbonization guidelines
	BIS Benchmark Policy	Decarbonization Policy
Key concepts
Focuses on financial performance and
engages companies on climate and
transition topics when material to their
business Prioritizes the disclosure of how a
company is managing material climate and
transition-related risks and opportunities

Considers both financial performance and
decarbonization objectives consistent with
funds' and clients' investment objectives
Assesses the alignment of a company's
business model with the ambition to limit
global average temperature rise to 1.5°C
above pre-industrial levels

Prioritized companies for climate-related engagement	Largest Scope 1 and 2 GHG emitters	Largest total value chain GHG emitters (Scope 1, 2, & 3)
Emissions reporting	Seeks reporting of Scope 1 & 2	Seeks reporting of Scope 1, 2 and material 3
Emissions targets & decarbonization efforts	Seeks the disclosure of Scope 1 & 2 targets	Seeks Scope 1 & 2 targets and assesses decarbonization efforts
Temperature & scenario alignment / pathways	Seeks disclosure from companies that identifies and discusses the most plausible decarbonization pathway	Assesses temperature and scenario alignment/pathways to 1.5°C degrees
Science-based targets commitments & verifications	Engagement topic but not vote escalation criteria	Seeks science-based targets and verifications where possible; may take voting action where absent
Company’s role in the transition	Engagement topic but not vote escalation criteria	Assesses activities benefitting from and/or contributing to the transition to a low- carbon economy
Shareholder proposals	Case-by-case approach with focus on implications for long-term financial value creation No support for shareholder proposals that seek to direct management strategy	Case-by-case approach with further consideration given to decarbonization objectives in addition to financial performance No support for shareholder proposals that seek to direct management strategy
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Prepared by BlackRock, Inc.
©2024 BlackRock, Inc. All rights reserved. BLACKROCK is a trademark of BlackRock, Inc., or its subsidiaries in the United States and elsewhere. All other trademarks are those of their respective owners.
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IS-SAI-07CH-1125

iShares® Trust
Statement of Additional Information
Dated November 28, 2025
This combined Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the current prospectuses (each, a “Prospectus” and collectively, the “Prospectuses”) for the following series of iShares Trust (the “Trust”):

Fund	Ticker	Listing Exchange
iShares ESG Aware 80/20 Aggressive Allocation ETF	EAOA	Cboe BZX
iShares ESG Aware 30/70 Conservative Allocation ETF	EAOK	Cboe BZX
iShares ESG Aware 60/40 Balanced Allocation ETF	EAOR	Cboe BZX
iShares ESG Aware 40/60 Moderate Allocation ETF	EAOM	Cboe BZX
Each Fund invests substantially all of its assets in other iShares funds that, in turn, invest in equities, bonds and/or short-term instruments based on an index (each, an “Underlying Fund” and collectively, the “Underlying Funds”). BlackRock Fund Advisors (“BFA” or the “Investment Adviser”), an indirect majority-owned subsidiary of BlackRock, Inc., serves as investment adviser to the Funds and also serves as investment adviser to each of the Underlying Funds. References to the investments and risks of the Funds, unless otherwise indicated, should be understood as references to the investments and risks of the related Underlying Funds.
The Prospectuses for the above-listed funds (each, a “Fund” and together, the “Funds”) are dated November 28, 2025, as amended and supplemented from time to time. Capitalized terms used herein that are not defined have the same meaning as in the applicable Prospectus, unless otherwise noted. The Financial Statements and Notes contained in the applicable Annual Report or Semi-Annual Report of the Trust for the Funds are incorporated by reference into and are deemed to be part of this SAI. A copy of each Fund's Prospectus, Annual Report and Semi-Annual Report may be obtained without charge by writing to the Trust's distributor, BlackRock Investments, LLC (the “Distributor” or “BRIL”), 1 University Square Drive, Princeton, NJ 08540, calling 1-800-iShares (1-800-474-2737) or visiting www.iShares.com. Each Fund's Prospectus is incorporated by reference into this SAI.
References to the Investment Company Act of 1940, as amended (the “Investment Company Act” or the “1940 Act”), or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the Securities and Exchange Commission (the “SEC”), SEC staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no action or other relief or permission from the SEC, SEC staff or other authority.
iShares® and BlackRock® are registered trademarks of BFA and its affiliates.

i

ii

iii

iv

General Description of the Trust and its Funds
The Trust currently consists of more than 355 investment series or portfolios. The Trust was organized as a Delaware statutory trust on December 16, 1999 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company registered with the SEC under the 1940 Act. The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “1933 Act”). This SAI relates to the following Funds:
•
iShares ESG Aware 80/20 Aggressive Allocation ETF1
•
iShares ESG Aware 30/70 Conservative Allocation ETF2
•
iShares ESG Aware 60/40 Balanced Allocation ETF3
•
iShares ESG Aware 40/60 Moderate Allocation ETF4

1
On February 19, 2025, the name of the Fund changed from the iShares ESG Aware Aggressive Allocation ETF to the iShares ESG Aware 80/20 Aggressive Allocation ETF.
2
On February 19, 2025, the name of the Fund changed from the iShares ESG Conservative Allocation ETF to the iShares ESG 30/70 Conservative Allocation ETF.
3
On February 19, 2025, the name of the Fund changed from the iShares ESG Growth Allocation ETF to the iShares ESG 60/40 Balanced Allocation ETF. On February 19, 2025, the name of the Fund’s Underlying Index changed from the BlackRock ESG Aware Growth Allocation Index to the BlackRock ESG Aware Balanced Allocation Index.
4
On February 19, 2025, the name of the Fund changed from the iShares ESG Moderate Allocation ETF to the iShares ESG 40/60 Moderate Allocation ETF.
Each Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each, an “Underlying Index” and collectively, the Underlying Indexes). Each Fund is managed by BFA, an indirect majority-owned subsidiary of BlackRock, Inc., and generally seeks to track the investment results of the respective Underlying Index identified in the applicable Prospectus for that Fund.
Each Fund offers and issues shares at their net asset value per share (“NAV”) only in aggregations of a specified number of shares (each, a “Creation Unit”), generally in exchange for a designated portfolio of securities, assets or other positions (including any portion of such securities for which cash may be substituted) included in its Underlying Index (the “Deposit Securities” or “Creation Basket”), together with the deposit of a specified cash payment (the “Cash Component”). Shares of the Funds are listed for trading on Cboe BZX Exchange, Inc. (the “Listing Exchange” or “Cboe BZX”), a national securities exchange. Shares of each Fund are traded in the secondary market and elsewhere at market prices that may be at, above or below the Fund's NAV. Shares are redeemable only in Creation Units by Authorized Participants (as defined in the Creation and Redemption of Creation Units-Role of the Authorized Participant section of this SAI) and, generally, in exchange for portfolio securities and a Cash Amount (as defined in the Redemption of Creation Units section of this SAI). Creation Units typically are a specified number of shares, generally 25,000 or multiples thereof.
The Trust reserves the right to permit or require that creations and redemptions of shares are effected fully or partially in cash and reserves the right to permit or require the substitution of Deposit Securities in lieu of cash. Shares may be issued in advance of receipt of Deposit Securities, subject to various conditions, including a requirement that the Authorized Participant (as defined in the Portfolio Holding Information section of this SAI) maintain collateral with the Trust as set forth in the handbook for Authorized Participants. The Trust may use such collateral at any time to purchase Deposit Securities. See the Creation and Redemption of Creation Units section of this SAI. Transaction fees and other costs associated with creations or redemptions that include a cash portion may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.
1

Exchange Listing and Trading
A discussion of exchange listing and trading matters associated with an investment in each Fund is contained in the Shareholder Information section of each Fund's Prospectus. The discussion below supplements, and should be read in conjunction with, that section of the applicable Prospectus.
Shares of each Fund are listed for trading, and trade throughout the day, on the Listing Exchange and in other secondary markets. Shares of the Funds may also be listed on certain non-U.S. exchanges. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of shares of any Fund will continue to be met. The Listing Exchange may, but is not required to, remove the shares of a Fund from listing if, among other things: (i) following the initial 12-month period beginning upon the commencement of trading of Fund shares, there are fewer than 50 record and/or beneficial owners of shares of a Fund; (ii) a Fund is no longer eligible to operate in reliance on Rule 6c-11 under the Investment Company Act; (iii) any of the other listing requirements are not continuously maintained; or (iv) any event shall occur or condition shall exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. The Listing Exchange will also remove shares of a Fund from listing and trading upon termination of the Fund.
As in the case of other publicly-traded securities, when you buy or sell shares of a Fund through a broker, you may incur a brokerage commission determined by that broker, as well as other charges.
The Trust reserves the right to adjust the share price of the Funds in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Funds or an investor's equity interest in the Funds.
Investment Strategies and Risks of the Funds
Each Fund seeks to achieve its investment objective by investing a substantial portion of its assets in the Underlying Funds, which are iShares ESG Aware MSCI USA ETF, iShares ESG Aware MSCI USA Small-Cap ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Aware MSCI EM ETF and iShares ESG Aware U.S. Aggregate Bond ETF. Each Fund’s assets are allocated among the Underlying Funds in accordance with the Fund’s investment objective and policies, and the remaining assets are generally allocated to money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”). Each Fund operates as an index fund and is not actively managed. Adverse performance of a security in a Fund’s portfolio will ordinarily not result in the elimination of the security from the Fund’s portfolio.
Each Fund engages in representative sampling, which is investing in a sample of securities selected by BFA to have a collective investment profile similar to that of the Fund's Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the Fund’s Underlying Index. A fund that uses representative sampling generally does not hold all of the securities that are in its underlying index.
Although the Funds do not seek leveraged returns, certain instruments used by the Funds may have a leveraging effect as described below.
Each Fund will invest at least 80% of its assets, exclusive of collateral held from securities lending, in the component securities of its Underlying Index and may invest up to 20% of its assets in certain index futures, options, options on index futures, swap contracts or other derivatives, as related to its Underlying Index and its component securities, cash and cash equivalents, other investment companies, as well as in securities and other instruments not included in the Underlying Index, but which BFA believes will help each Fund track its Underlying Index. Each Fund seeks to track the investment results of its Underlying Index before fees and expenses of the Fund.
Set forth below is more detailed information regarding types of instruments in which the Underlying Funds, and in some cases, the Funds, may invest, strategies BFA may employ in pursuit of a Fund's or an Underlying Fund's investment objective, and related risks.
2

Asset-Backed and Commercial Mortgage-Backed Securities.   Certain of the Underlying Funds may invest in asset-backed securities (“ABS”) and commercial mortgage-backed securities (“CMBS”). ABS are securities backed by installment contracts, credit-card receivables or other assets. CMBS are securities backed by commercial real estate properties. Both ABS and CMBS represent interests in “pools” of assets in which payments of both interest and principal on the securities are made on a regular basis. The payments are, in effect, “passed through” to the holder of the securities (net of any fees paid to the issuer or guarantor of the securities). The average life of ABS and CMBS varies with the maturities of the underlying instruments and, as a result of prepayments, can often be less than the original maturity of the assets underlying the securities. For this and other reasons, the stated maturity of an ABS or CMBS may be shortened, and the security’s total return may be difficult to predict precisely. Also see Mortgage Pass-Through Securities and Mortgage Securities below.
Beginning in the second half of 2007 through 2009, the market for ABS and mortgage-backed securities (“MBS”) experienced substantially, often dramatically, lower valuations and reduced liquidity. These instruments continue to be subject to liquidity constraints, price volatility, credit downgrades and increases in default rates and, therefore, may be more difficult to value and more difficult to dispose of than previously.
Bonds.  Certain of the Underlying Funds may invest in bonds. A bond is an interest-bearing security issued by a U.S. or non-U.S. company or governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond’s face value) periodically or on a specified maturity date. Bonds generally are used by issuers to borrow money from investors.
An issuer may have the right to redeem or “call” a bond before maturity, in which case a fund may have to reinvest the proceeds at lower market rates. Similarly, a fund may have to reinvest interest income or payments received when bonds mature, sometimes at lower market rates. Most bonds bear interest income at a “coupon” rate that is fixed for the life of the bond. The value of a fixed-rate bond usually rises when market interest rates fall, and falls when market interest rates rise. Accordingly, a fixed-rate bond’s yield (income as a percent of the bond’s current value) may differ from its coupon rate as its value rises or falls. When an investor purchases a fixed-rate bond at a price that is greater than its face value, the investor is purchasing the bond at a premium. Conversely, when an investor purchases a fixed-rate bond at a price that is less than its face value, the investor is purchasing the bond at a discount. Fixed-rate bonds that are purchased at a discount pay less current income than securities with comparable yields that are purchased at face value, with the result that prices for such fixed-rate securities can be more volatile than prices for such securities that are purchased at face value. Other types of bonds bear interest at an interest rate that is adjusted periodically. Interest rates on “floating rate” or “variable rate” bonds may be higher or lower than current market rates for fixed-rate bonds of comparable quality with similar final maturities. Because of their adjustable interest rates, the value of “floating rate” or “variable rate” bonds fluctuates much less in response to market interest rate movements than the value of fixed-rate bonds, but their value may decline if their interest rates do not rise as much, or as quickly, as interest rates in general. An Underlying Fund may treat some of these bonds as having a shorter maturity for purposes of calculating the weighted average maturity of its investment portfolio. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues. Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on an issuer’s earnings and assets and, in the event of liquidation, are paid before subordinated obligations. Bonds may be unsecured (backed only by the issuer’s general creditworthiness) or secured (backed by specified collateral).
Borrowing.  Each Fund may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.
The purchase of securities while borrowings are outstanding may have the effect of leveraging a Fund. The incurrence of leverage increases a Fund’s exposure to risk, and borrowed funds are subject to interest costs that will reduce net income. Purchasing securities while borrowings are outstanding creates special risks, such as the potential for greater volatility in the NAV of Fund shares and in the yield on a Fund’s portfolio. In addition, the interest expenses from borrowings may exceed the income generated by a Fund’s portfolio and, therefore, the amount available (if any) for distribution to shareholders as dividends may be reduced. BFA may determine to maintain outstanding borrowings if it expects that the benefits to a Fund’s shareholders will outweigh the current reduced return.
Certain types of borrowings by a Fund must be made from a bank or may result in a Fund being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is not anticipated that observance of such covenants would impede BFA’s management of a Fund’s portfolio in accordance with a Fund’s
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investment objectives and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require a Fund to dispose of portfolio investments at a time when it may be disadvantageous to do so.
Corporate Bonds.  Certain of the Underlying Funds may invest in investment grade and/or high yield corporate bonds. The investment return of corporate bonds reflects interest earned on the security and changes in the market value of the security. The market value of a corporate bond may be affected by changes in the market rate of interest, the credit rating of the issuer, the issuer’s performance and perceptions of the issuer in the marketplace. There is a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.
Currency Transactions.  A currency forward contract is an over-the-counter (“OTC”) obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days greater than two days from the date on which the contract is agreed upon by the parties, at a price set at the time of the contract. A non-deliverable currency forward is an OTC currency forward settled in a specified currency, on a specified date, based on the difference between the agreed-upon exchange rate and the market exchange rate. A currency futures contract is a contract that trades on an organized futures exchange involving an obligation to deliver or acquire a specified amount of a specific currency, at a specified price and at a specified future time. Currency futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency. The Underlying Funds that may engage in currency transactions do not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Underlying Funds' assets that are denominated in a non-U.S. currency. A Fund may enter into non-U.S. currency forward and non-U.S. currency futures transactions to facilitate local securities settlements or to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes.
Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected may be highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, counterparty risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in non-U.S. currency. If BFA utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of an Underlying Fund's return with the performance of its underlying index and may lower the Underlying Fund’s return. Each Underlying Fund could experience losses if the value of its currency forwards, options or futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market or otherwise. In addition, each Underlying Fund could incur transaction costs, including trading commissions, in connection with certain non-U.S. currency transactions.
Diversification Status.  Each Fund is classified as a diversified fund under the 1940 Act. This means that each Fund may not purchase securities of an issuer (other than (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and (ii) securities of other investment companies) if, with respect to 75% of its total assets, (a) more than 5% of the Fund’s total assets would be invested in securities of that issuer or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer. With respect to the remaining 25% of its total assets, each Fund may invest more than 5% of its assets in one issuer. Under the 1940 Act, each Fund cannot change its classification from diversified to non-diversified without shareholder approval.
Each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a regulated investment company (“RIC”) for purposes of the U.S. Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and to relieve the Fund of any liability for U.S. federal income tax to the extent that its earnings are distributed to shareholders, provided that the Fund satisfies a minimum distribution requirement. Compliance with the diversification requirements of the Internal Revenue Code may limit the investment flexibility of the Fund and may make it less likely that the Fund will meet its investment objective.
Equity Securities.  Equity securities generally have greater price volatility than fixed-income securities. The market price of equity securities may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally; particular industries, sectors or geographic regions represented in those markets; or individual issuers. The types of developments that may affect an issuer of an equity security include management performance, financial leverage and reduced demand for the issuer's goods or services. Common and preferred stock
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represent equity or ownership interests in an issuer. Preferred stock, however, pays dividends at a specified rate and has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.
Futures, Options on Futures and Securities Options.  Futures contracts, options on futures and securities options may be used by a Fund and certain of the Underlying Funds to simulate investment in their respective underlying index, to facilitate trading or to reduce transaction costs. Each Fund or an Underlying Fund may enter into futures contracts and options on futures that are traded on a U.S. or non-U.S. futures exchange. Each Fund or an Underlying Fund will not use futures, options on futures or securities options for speculative purposes. Each Fund and each Underlying Fund intend to use futures and options on futures in accordance with Rule 4.5 of the Commodity Futures Trading Commission (the “CFTC”) promulgated under the Commodity Exchange Act (“CEA”). BFA, with respect to certain Underlying Funds, has claimed an exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 so that BFA, with respect to such Funds or an Underlying Fund, is not subject to registration or regulation as a commodity pool operator under the CEA. See the Regulation Regarding Derivatives section of this SAI for more information.
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on investments that reflect the market value of common stock of the firms included in the investments. Each Fund or an Underlying Fund may enter into futures contracts to purchase securities indexes when BFA anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Upon entering into a futures contract, a Fund or an Underlying Fund will be required to deposit with the broker an amount of cash or cash equivalents known as “initial margin,” which is similar to a performance bond or good faith deposit on the contract and is returned to the Fund or an Underlying Fund upon termination of the futures contract if all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” will be made to and from the broker daily as the price of the instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to the expiration of a futures contract, each Fund or an Underlying Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund’s or an Underlying Fund's existing position in the contract. An option on a futures contract, as contrasted with a direct investment in such a contract, gives the purchaser the right, but no obligation, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract.
The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund or an Underlying Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited to the agreed-upon price per share, also known as the “strike price,” less the premium received from writing the put. The Funds or an Underlying Fund may purchase and write put and call options on futures contracts that are traded on an exchange as a hedge against changes in value of their portfolio securities or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.
Securities options may be used by a Fund to obtain access to securities in its Underlying Index or to dispose of securities in its Underlying Index at favorable prices, to invest cash in a securities index that offers similar exposure to that provided by its Underlying Index or otherwise to achieve the Fund’s objective of tracking its Underlying Index. A call option gives a holder the right to purchase a specific security at a specified price (“exercise price”) within a specified period of time. A put option gives a holder the right to sell a specific security at an exercise price within a specified period of time. The initial purchaser of a call option pays the “writer” a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Each Fund or an Underlying Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. Each Fund or an Underlying Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase. Each Fund or an Underlying Fund may purchase or sell securities options on a U.S. or non-U.S.
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securities exchange or in the OTC market through a transaction with a dealer. Options on a securities index are typically settled on a net basis based on the appreciation or depreciation of the index level over the strike price. Options on single name securities may be cash- or physically-settled, depending upon the market in which they are traded. Options may be structured so as to be exercisable only on certain dates or on a daily basis. Options may also be structured to have conditions to exercise (i.e., “Knock-in Events”) or conditions that trigger termination (i.e., “Knock-out Events”).
Investments in Underlying Funds.  Each Underlying Fund is a type of investment company referred to as an exchange-traded fund (“ETF”). Each Underlying Fund is designed to track a particular index and is advised by BFA. Shares of the Underlying Funds are listed for trading on national securities exchanges and trade throughout the day on those exchanges and other secondary markets. There can be no assurance that the requirements of the national securities exchanges necessary to maintain the listing of shares of the Underlying Funds will continue to be met. A national securities exchange may, but is not required to, remove the shares of the Underlying Funds from listing if, among other things: (i) following the initial 12-month period beginning upon the commencement of trading of an Underlying Fund, there are fewer than 50 record and/or beneficial holders of the shares for 30 or more consecutive trading days, (ii) the value of an Underlying Fund's underlying index is no longer calculated or available, or (iii) any other event shall occur or condition exist that, in the opinion of the national securities exchange, makes further dealings on the national securities exchange inadvisable. A national securities exchange will remove the shares of an Underlying Fund from listing and trading upon termination of such Underlying Fund. Shares of each Underlying Fund trade on exchanges at prices at, above or below their most recent NAV. The per share NAV of each Underlying Fund is calculated at the end of each business day and fluctuates with changes in the market value of such Underlying Fund's holdings since the most recent calculation. The trading prices of an Underlying Fund's shares fluctuate continuously throughout trading hours based on market supply and demand rather than NAV. The trading prices of an Underlying Fund's shares may deviate significantly from NAV during periods of market volatility. Any of these factors may lead to an Underlying Fund's shares trading at a premium or discount to NAV. Exchange prices are not expected to correlate exactly with an Underlying Fund's NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to an Underlying Fund's creations and redemptions or the existence of extreme market volatility may result in trading prices of Underlying Fund shares that differ significantly from NAV. If the Funds purchase shares of the Underlying Funds at a time when the market price of an Underlying Fund's shares are at a premium to the NAV or sells at a time when the market price of an Underlying Fund is at a discount to the NAV, then the Funds may sustain losses.
As in the case of other publicly-traded securities, brokers' commissions on buying or selling shares of the Underlying Funds will be based on negotiated commission rates at customary levels. An investment in an ETF generally presents the same primary risks as an investment in an open-end investment company that is not exchange-traded and that has the same investment objectives, strategies, and policies. However, ETFs are subject to the following risks that do not apply to an open-end investment company that is not exchange-traded: (i) the market price of the ETF's shares may trade at a discount to their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large swings in stock prices) halts stock trading generally.
Lending Portfolio Securities.  Each Fund may lend portfolio securities to certain borrowers that BFA determines to be creditworthy, including borrowers affiliated with BFA. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. No securities loan shall be made on behalf of a Fund if, as a result, the aggregate value of all securities loans of the particular Fund exceeds one-third of the value of such Fund’s total assets (including the value of the collateral received). A Fund may terminate a loan at any time and obtain the return of the securities loaned. Each Fund receives, by way of substitute payment, the value of any interest or cash or non-cash distributions paid on the loaned securities that it would have otherwise received if the securities were not on loan.
With respect to loans that are collateralized by cash, the borrower may be entitled to receive a fee based on the amount of cash collateral. The Funds are compensated by any positive difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral received by the Fund for such loans, and uninvested cash, may be reinvested in certain short-term instruments either directly on behalf of each Fund or through one or more joint accounts or money market funds, including those affiliated with BFA; such investments are subject to investment risk.
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Each Fund conducts its securities lending pursuant to an exemptive order from the SEC permitting it to lend portfolio securities to borrowers affiliated with the Fund and to retain an affiliate of the Fund to act as securities lending agent. To the extent that a Fund engages in securities lending, BlackRock Institutional Trust Company, N.A. (“BTC”) acts as securities lending agent for the Fund, subject to the overall supervision of BFA. BTC administers the lending program in accordance with guidelines approved by the Trust's Board of Trustees (the “Board,” the trustees of which are the “Trustees”).
Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), foreign exchange risk (i.e., the risk of a shortfall at default when a cash collateral investment is denominated in a currency other than the currency of the assets being loaned due to movements in foreign exchange rates), and credit, legal, counterparty and market risks (including the risk that market events, including but not limited to corporate actions, could lead the Fund to lend securities that are trading at a premium due to increased demand, or to recall loaned securities or to lend less or not at all, which could lead to reduced securities lending revenue). If a Fund were to lend out securities that are subject to a corporate action and commit to the borrower a particular election as determined by the Funds' investment adviser, the benefit the Fund would receive in respect of committing to such election may or may not be less than the benefit the Fund would have received from making a different election in such corporate action. If a securities lending counterparty were to default, a Fund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a Fund’s securities as agreed, the Fund’s ability to participate in a corporate action event may be impacted, or the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This latter event could trigger adverse tax consequences for a Fund. A Fund could lose money if its short-term investment of the collateral declines in value over the period of the loan. Substitute payments received by a Fund representing dividends paid on securities loaned out by the Fund will not be considered qualified dividend income. BTC will take into account the tax effects on shareholders caused by this difference in connection with a Fund’s securities lending program. Substitute payments received on tax-exempt securities loaned out will not be tax-exempt income. There could also be changes in the status of issuers under applicable laws and regulations, including tax regulations, that may impact the regulatory or tax treatment of loaned securities and could, for example, result in a delay in the payment of dividend equivalent payments owed to a Fund (as permitted by applicable law).
Regulations adopted by global prudential regulators require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many securities lending agreements, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such agreements, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these requirements, as well as potential additional government regulation and other developments in the market, could adversely affect the Fund’s ability to terminate existing securities lending agreements or to realize amounts to be received under such agreements. Prudential regulation may also favor lenders that can provide additional protections, such as liens that are exercisable in connection with a lender default, to borrowers. Certain Funds expect to provide additional protections to borrowers, where permitted, pursuant to a Fund’s investment policies and if BFA believes doing so is in the best interest of the Fund.
Liquidity Risk Management.  Rule 22e-4 under the Investment Company Act (the “Liquidity Rule”) requires open-end funds, including ETFs such as the Funds, to establish a liquidity risk management program (the “Liquidity Program”) and enhance disclosures regarding fund liquidity. As required by the Liquidity Rule, the Funds have implemented a Liquidity Program, and the Board, including a majority of the Independent Trustees of the Trust, has appointed BFA as the administrator of the Liquidity Program. Under the Liquidity Program, BFA assesses, manages, and periodically reviews each Fund’s liquidity risk and classifies each investment held by a Fund as a “highly liquid investment,” “moderately liquid investment,” “less liquid investment” or “illiquid investment.” The Liquidity Rule defines “liquidity risk” as the risk that a Fund could not meet requests to redeem shares issued by a Fund without significant dilution of the remaining investors’ interest in a Fund. The liquidity of a Fund's portfolio investments is determined based on relevant market, trading and investment-specific considerations under the Liquidity Program. There are exclusions from certain portions of the liquidity risk management program requirements for “in-kind” ETFs, as defined in the Liquidity Rule. To the extent that an investment is deemed to be an illiquid investment or a less liquid investment, a Fund can expect to be exposed to greater liquidity risk.
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Non-Diversification Risk.  Certain of the Underlying Funds may be classified as “non-diversified.” This means that the Underlying Funds may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Underlying Funds may be more susceptible to the risks associated with these particular issuers or to a single economic, political or regulatory occurrence affecting these issuers.
Non-U.S. Securities and Emerging Markets Securities.  Certain of the Underlying Funds may invest in the securities of non-U.S. issuers, which involves special risks and considerations not typically associated with investing in U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or potentially confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in non-U.S. countries, potential restrictions of the flow of international capital, generally less liquid and less efficient securities markets, generally greater price volatility, less publicly available information about issuers, higher transaction and custody costs, delays and risks attendant in settlement procedures, difficulties in enforcing contractual obligations, less developed judicial systems to settle disputes, lesser liquidity and significantly smaller market capitalization of most non-U.S. securities markets, substantial government interference with the economy and transaction costs of foreign currency conversions. The Underlying Funds may have difficulty valuing such securities due to these or other considerations. Non-U.S. issuers may be subject to less governmental regulation than U.S. issuers. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy with respect to growth of gross domestic product (“GDP”), rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. In addition, changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. Certain foreign markets have specific geographical risks such as a heightened likelihood of earthquakes, tsunamis, or volcanoes. Certain foreign markets also experience acts of terrorism, territorial disputes or other defense concerns. These situations may have a significant impact on the economies of, and investments in, these geographic areas.
To the extent an Underlying Fund invests in publicly traded common stocks of non-U.S. issuers, certain investments in such stocks may be in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) (collectively, “depositary receipts”). Depositary receipts are receipts, typically issued by a bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Depositary receipts may not necessarily be denominated in the same currency as their underlying securities. ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental depositary receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depositary receipts structured like global debt issues to facilitate trading on an international basis. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the U.S. and in Europe and are designed for use throughout the world. The Funds or an Underlying Fund may invest in depositary receipts through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interest holder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the U.S. and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.
Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition to investment risks associated with the underlying issuer, depositary receipts expose each Underlying Fund to additional risks associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and liquidity risk. Unsponsored programs, which are not sanctioned by the issuer of the underlying common stock, generally expose investors to greater risks than sponsored programs and do not provide holders with many of the shareholder benefits that come from investing in sponsored depositary receipts.
Obligations of Foreign Governments, Supranational Entities and Banks. The Funds and certain of the Underlying Funds may invest in U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by BFA to be of comparable quality to the other obligations in which such Underlying Funds may invest. Certain foreign governments, specifically foreign governments in emerging markets, historically have encountered difficulties in servicing their debt obligations, withheld payments of
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principal and interest, and declared moratoria on the payment of principal and interest on their sovereign debts. Certain of the Underlying Funds may also invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Underlying Funds’ assets invested in obligations of foreign governments and supranational entities will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries. Certain of the Underlying Funds may invest a portion of their total assets in high-quality, short-term (one year or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars.
Emerging Markets. Some non-U.S. markets in which certain of the Underlying Funds invest are considered to be emerging markets. Investment in these emerging markets subjects an Underlying Fund to a greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in developed markets.
Ratings.  An investment-grade rating generally means the security or issuer is rated investment-grade by one or more of Moody’s, S&P Global Ratings, Fitch, Dominion Bond Rating Service Limited (“Dominion”), or another credit rating agency designated as a nationally recognized statistical rating organization (“NRSRO”) by the SEC, or is unrated but considered to be of equivalent quality by BFA. Generally, bonds rated Baa3 or above by Moody’s, BBBL or above by Dominion or BBB- or above by S&P Global Ratings and Fitch are considered “investment-grade” securities, bonds rated Baa are considered medium grade obligations subject to moderate credit risk and may possess certain speculative characteristics, while bonds rated BBB are regarded as having adequate capacity to meet financial commitments.
Subsequent to purchase by the applicable Underlying Fund, a rated security may cease to be rated or its rating may be reduced below an investment-grade rating. Bonds rated below Baa3 by Moody’s or below BBB- by S&P Global Ratings or Fitch are generally considered below investment-grade quality and are obligations of issuers that are generally considered predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of issuer default and bankruptcy and increased market price volatility. Such lower-rated securities are commonly referred to as “junk bonds” and are subject to a substantial degree of credit risk. Please see Appendix B of this SAI for a description of each rating category of Moody's, S&P Global Ratings, Fitch and Dominion and BFA's treatment of investments that are not rated by any of the rating agencies.
Regulation Regarding Derivatives.  The CFTC subjects advisers to registered investment companies to regulation by the CFTC if a fund that is advised by the adviser either (i) invests, directly or indirectly, more than a prescribed level of its liquidation value in CFTC-regulated futures, options and swaps (“CFTC Derivatives”) or (ii) markets itself as providing investment exposure to such instruments. The CFTC also subjects advisers to registered investment companies to regulation by the CFTC if the registered investment company invests in one or more commodity pools. To the extent a Fund uses CFTC Derivatives, it intends to do so below such prescribed levels and intends not to market itself as a “commodity pool” or a vehicle for trading such instruments.
BFA has claimed an exclusion from the definition of the term “commodity pool operator” under the CEA pursuant to Rule 4.5 under the CEA with respect to each of the Funds. BFA is not, therefore, subject to registration or regulation as a “commodity pool operator” under the CEA with respect to the Funds.
The iShares ESG Aware 80/20 Aggressive Allocation ETF, iShares ESG Aware 30/70 Conservative Allocation ETF, iShares ESG Aware 60/40 Balanced Allocation ETF and iShares ESG Aware 40/60 Moderate Allocation ETF (the “No-Action Letter Funds”) may also have investments in “underlying funds” (and such underlying funds themselves may invest in underlying funds) not advised by BFA (the term “underlying fund” for purposes of the no-action letter referenced below may include, but is not limited to, certain securitized vehicles, mortgage or international real estate investment trusts, business development companies and investment companies that may invest in CFTC Derivatives or in any of the foregoing), and therefore may be viewed by the CFTC as commodity pools. BFA may not have transparency into the holdings of these underlying funds because they are not advised by BFA. To address this issue of lack of transparency, the CFTC staff issued a no-action letter on November 29, 2012 permitting the adviser of a fund that invests in such underlying funds and that would otherwise have filed a claim of exclusion pursuant to CFTC Rule 4.5 to delay registration as a “commodity pool operator” until
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six months from the date on which the CFTC issues additional guidance on the treatment of CFTC Derivatives held by underlying funds. BFA, the adviser of the No-Action Letter Funds, has filed a claim with the CFTC for the Funds to rely on this no-action relief. Accordingly, BFA is not currently subject to registration or regulation as a “commodity pool operator” under the CEA in respect of the Funds.
Derivative contracts, including, without limitation, swaps, currency forwards, and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the U.S. and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Swaps, non-deliverable forwards and certain other derivatives traded in the OTC market are subject to variation margin and initial margin requirements. Implementation of the margining and other provisions of the Dodd-Frank Act regarding clearing, mandatory trading, reporting and documentation of swaps and other derivatives have impacted and may continue to impact the costs to a Fund of trading these instruments and, as a result, may affect returns to investors in a Fund.
Rule 18f-4 under the Investment Company Act permits a Fund to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the Investment Company Act. Section 18 of the Investment Company Act, among other things, prohibits open-end funds, including the Funds, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”).
Under Rule 18f-4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which a Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, and borrowed bonds), if a Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and non-standard settlement cycle securities, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”).
Unless a Fund is relying on the Limited Derivatives User Exception (as defined below), the Fund must comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires a Fund to adopt and implement a comprehensive written derivatives risk management program (“DRMP”) and comply with a relative or absolute limit on Fund leverage risk calculated based on value-at-risk (“VaR”). The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board, including a majority of Independent Directors/Trustees, and periodically reviews the DRMP and reports to the Board.
Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if a Fund's “derivatives exposure” (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”).
Repurchase Agreements.  A repurchase agreement is an instrument under which the purchaser (i.e., an Underlying Fund) acquires a security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by an Underlying Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price, and, in the event of a default by the seller, the Underlying Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.
In any repurchase transaction, the collateral for a repurchase agreement may include: (i) cash items; (ii) obligations issued by the U.S. government or its agencies or instrumentalities; or (iii) obligations that, at the time the repurchase agreement is entered into, are determined to (A) have exceptionally strong capacity to meet their financial obligations and (B) are sufficiently liquid such that they can be sold at approximately their carrying value in the ordinary course of business within seven days.
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Repurchase agreements pose certain risks for an Underlying Fund that utilizes them. Such risks are not unique to the Underlying Funds, but are inherent in repurchase agreements. The Underlying Funds seek to minimize such risks, but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated. Lower quality collateral and collateral with a longer maturity may be subject to greater price fluctuations than higher quality collateral and collateral with a shorter maturity. If the repurchase agreement counterparty were to default, lower quality collateral may be more difficult to liquidate than higher quality collateral. Should the counterparty default and the amount of collateral not be sufficient to cover the counterparty’s repurchase obligation, an Underlying Fund would likely retain the status of an unsecured creditor of the counterparty (i.e., the position an Underlying Fund would normally be in if it were to hold, pursuant to its investment policies, other unsecured debt securities of the defaulting counterparty) with respect to the amount of the shortfall. As an unsecured creditor, an Underlying Fund would be at risk of losing some or all of the principal and income involved in the transaction.
Reverse Repurchase Agreements.  Reverse repurchase agreements involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Generally, the effect of such transactions is that each Fund or an Underlying Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund or an Underlying Fund is able to keep some of the interest income associated with those securities. Such transactions are advantageous only if each Fund or an Underlying Fund has an opportunity to earn a rate of interest on the cash derived from these transactions that is greater than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and each Fund or an Underlying Fund intends to use the reverse repurchase technique only when BFA believes it will be advantageous to the Fund or an Underlying Fund. The use of reverse repurchase agreements may exaggerate any increase or decrease in the value of each Fund or Underlying Fund’s assets. The use of reverse repurchase agreements is a form of leverage, and the proceeds obtained through reverse repurchase agreements may be invested in additional securities.
Rule 18f-4 under the Investment Company Act permits each Fund or an Underlying Fund to enter into reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, borrowed bonds) notwithstanding the limitation on the issuance of senior securities in Section 18 of the Investment Company Act, provided that each Fund or an Underlying Fund either (i) complies with the 300% asset coverage ratio with respect to such transactions and any other borrowings in the aggregate, or (ii) treats such transactions as Derivatives Transactions under Rule 18f-4. (See “Regulation Regarding Derivatives” above.)
Securities of Investment Companies.  Each Underlying Fund may invest in the securities of other investment companies (including money market funds) to the extent permitted by law, regulation, exemptive order or SEC staff guidance. Under the 1940 Act, a fund’s investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the fund’s total assets with respect to any one investment company, and (iii) 10% of the fund’s total assets with respect to investment companies in the aggregate. Other investment companies in which an  Underlying Fund invests can be expected to incur fees and expenses for operations, such as investment advisory and administration fees, which would be in addition to those incurred by an  Underlying Fund. Pursuant to guidance issued by the SEC staff, fees and expenses of money market funds used for cash collateral received in connection with loans of securities are not treated as Acquired Fund Fees and Expenses, which reflect a fund's pro rata share of the fees and expenses incurred by investing in other investment companies.
An Underlying Fund may purchase ETF shares for the same reason it would purchase (and as an alternative to purchasing) futures contracts – to obtain relatively low-cost exposure to the stock market while maintaining flexibility to meet the liquidity needs of the Underlying Fund. ETF shares enjoy several advantages over futures contracts. Depending on the market, the holding period, and other factors, ETF shares can be less costly than futures contracts. In addition, ETF shares can be purchased for smaller sums and offer exposure to market sectors and styles for which there is no suitable or liquid futures contract. An Underlying Fund may also purchase ETF shares for other purposes, including improving its ability to track its underlying index. An Underlying Fund may invest in shares of ETFs that are advised by BFA.
Short-Term Instruments and Temporary Investments.  Each Fund and the Underlying Funds may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include, but are not limited to: (i) shares of money market funds (including those advised by BFA or otherwise affiliated with BFA); (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of
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deposit, bankers’ acceptances, fixed-time deposits and other obligations of U.S. and non-U.S. banks (including non-U.S. branches) and similar institutions; (iv) commercial paper rated, at the date of purchase, “Prime-1” by Moody's, “F-1” by Fitch, or “A-1” by S&P Global Ratings, or if unrated, of comparable quality as determined by BFA; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that have been determined to present minimal credit risks, in accordance with the requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar-denominated obligations of non-U.S. banks (including U.S. branches) that, in the opinion of BFA, are of comparable quality to obligations of U.S. banks that may be purchased by a Fund. Any of these instruments may be purchased on a current or forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.
Swap Agreements.  Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on a pre-determined underlying investment or notional amount. In return, the other party agrees to make periodic payments to the first party based on the return (or a differential in rate of return) earned or realized on the underlying investment or notional amount. Swap agreements will usually be performed on a net basis, with each Underlying Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of an Underlying Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis.
Certain of the Funds or Underlying Funds may enter into currency swaps, interest rate swaps and index swaps, or total return swaps (some of which may be referred to as contracts for difference or “CFDs”). The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets.
Tracking Stocks.  A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.
U.S. Government Obligations.  The Funds or an Underlying Fund may invest in various types of U.S. government obligations. U.S. government obligations are a type of bond and include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations (i) may be backed by the full faith and credit of the U.S. or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with Fannie Mae, Freddie Mac and FHLB notes). In the latter case, each Fund or an Underlying Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.
Future Developments.  The board of each Fund or Underlying Fund may, in the future, authorize each Underlying Fund to invest in securities contracts and investments, other than those listed in this SAI and in the applicable Prospectuses, provided they are consistent with each Fund's or Underlying Fund's investment objective and do not violate any of its investment restrictions or policies.
General Considerations and Risks
A discussion of some of the principal risks associated with an investment in a Fund is contained in the applicable Prospectus. Because each Fund expects to obtain its exposure to the securities in the Underlying Index substantially through its investment in the Underlying Funds, shareholders should be aware that the risks of investment in particular types of securities, economic sectors and geographic locations discussed below may be borne by the Fund through its investment in the Underlying Funds. Through its investment in the Underlying Funds, each Fund will also bear the risks described below associated with the Underlying Funds' use of portfolio management techniques, such as borrowing arrangements and use of derivatives, in addition to the risks associated with those activities if the Funds engage in them directly.
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An investment in a Fund should be made with an understanding that the value of the Fund’s portfolio securities, including its investment in the Underlying Funds, may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of stocks in general, and other factors that affect the market. The order of the below risk factors does not indicate the significance of any particular risk factor.
Borrowing Risk.  Borrowing may exaggerate changes in the NAV of Fund shares and in the return on a Fund’s portfolio. Borrowing will cause a Fund to incur interest expense and other fees. The costs of borrowing may reduce a Fund’s return. Borrowing may cause a Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.
Call Risk.  During periods of falling interest rates, an issuer of a callable bond held by the Funds or an Underlying Fund may “call” or repay the security before its stated maturity, and a Fund or an Underlying Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in income, or in securities with greater risks or with other less favorable features.
Commodities Investment Risk.  Exposure to commodities markets may subject a Fund or an Underlying Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility. Similar future market conditions may result in rapid and substantial valuation increases or decreases in a Fund’s or Underlying Fund's holdings.
The commodities markets may fluctuate widely based on a variety of factors. Movements in commodity investment prices are outside of a Fund's or Underlying Fund's control and may not be anticipated by BFA. Price movements may be influenced by, among other things: governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies; changing market and economic conditions; market liquidity; weather and climate conditions, including droughts and floods; livestock disease; changing supply and demand relationships and levels of domestic production and imported commodities; changes in storage costs; the availability of local, intrastate and interstate transportation systems; energy conservation; the success of exploration projects; changes in international balances of payments and trade; domestic and foreign rates of inflation; currency devaluations and revaluations; domestic and foreign political and economic events; domestic and foreign interest rates and/or investor expectations concerning interest rates; foreign currency/exchange rates; domestic and foreign governmental regulation and taxation; war, acts of terrorism and other political upheaval and conflicts; governmental expropriation; investment and trading activities of mutual funds, hedge funds and commodities funds; and changes in philosophies and emotions of market participants. The frequency and magnitude of such changes cannot be predicted.
The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities or natural resources may be produced in a limited number of countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic, regulatory and supply-related events in such countries could have a disproportionate impact on the prices of such commodities.
A decrease in the production of a physical commodity or a decrease in the volume of such commodity available for transportation, mining, processing, storage or distribution may adversely impact the financial performance of a commodity or commodity-related company that devotes a portion of its business to that commodity. Production declines and volume decreases could be caused by various factors, including catastrophic events affecting production, depletion of resources, labor difficulties, environmental proceedings, increased regulations, equipment failures and unexpected maintenance problems, import supply disruption, governmental expropriation, political upheaval or conflicts or increased competition from alternative energy sources or commodity prices. Agricultural commodities may be adversely affected by weather or other natural phenomena, such as drought, floods and pests.
A sustained decline in demand for such commodities could also adversely affect the financial performance of commodity-related companies. Factors that could lead to a decline in demand include economic recession or other adverse economic conditions, higher taxes on commodities or increased governmental regulations, increases in fuel economy, consumer shifts to the use of alternative commodities or fuel sources, changes in commodity prices, or weather.
The commodity markets are subject to temporary distortions and other disruptions due to, among other factors, lack of liquidity, the participation of speculators, and government regulation and other actions. U.S. futures exchanges and some foreign exchanges limit the amount of fluctuation in futures contract prices which may occur in a single business day (generally referred to as “daily price fluctuation limits”). The maximum or minimum price of a contract as a result of these limits is referred to as a “limit price.” If the limit price has been reached in a particular contract, no trades may be made
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beyond the limit price. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.
Custody Risk.  Custody risk refers to the risks inherent in the process of clearing and settling trades and to the holding of securities, cash and other assets by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets, and thus may be subject to limited or no government oversight. Communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. In general, the less developed a country’s securities market is, the greater the likelihood of custody problems. Practices in relation to the settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because of the use of brokers and counterparties that are often less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence or undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being lost. In addition, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or an agent of any of the foregoing goes bankrupt. Each Fund would absorb any loss resulting from such custody problems and may have no successful claim for compensation.
Extension Risk.  During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in a Fund’s or Underlying Fund's income and potentially in the value of a Fund’s or Underlying Fund's investments.
Illiquid Investments Risk.  Each Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment. The liquidity of an investment will be determined based on relevant market, trading and investment specific considerations as set out in the Liquidity Program as required by the Liquidity Rule. Illiquid investments may trade at a discount to comparable, more liquid investments and a Fund may not be able to dispose of illiquid investments in a timely fashion or at their expected prices. If illiquid investments exceed 15% of a Fund’s net assets, the Liquidity Rule and the Liquidity Program will require that certain remedial actions be taken.
Infectious Illness Risk.  A widespread outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely affect the economies of many nations and the global economy and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in travel restrictions, closed international borders, disruption of healthcare services, prolonged quarantines, cancellations, supply chain disruptions, temporary and permanent business closures, lower consumer demand, layoffs, ratings downgrades, credit defaults and other significant economic, social and political impacts, as well as general concern and uncertainty. An outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. These impacts, which could adversely affect a Fund and its investments, could be present for an extended period of time.
In addition, markets may experience temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. Such events may adversely affect a Fund and its investments and may impact a Fund’s ability to purchase or sell securities or other assets. Market or economic disruptions could cause elevated tracking error and increased premiums or discounts to a Fund's NAV. Additionally, a Fund could be adversely impacted if an outbreak impairs the operations of its service providers, including BFA. Governmental and quasi-governmental may respond to an outbreak and any resulting disruptions with a variety of fiscal and monetary policy changes, such as changes in interest rates. A reversal of these policies, or the ineffectiveness of such policies, is likely to increase market volatility, which could adversely affect a Fund’s investments.
Money Market Instruments Risk.  The value of money market instruments may be affected by changes in interest rates or in the credit ratings of the investments, among other things. If a significant amount of a Fund's assets is invested in money market instruments, it may be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund. Money market funds other than U.S. government money market funds and retail money market funds “float” their NAV instead of using a stable $1.00 per share price.
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Operational and Technology Risks.  A Fund and the entities with which it interacts directly or indirectly are susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or impair the Fund’s operations. These entities include, but are not limited to, a Fund’s adviser, administrator, distributor, other service providers (e.g., index and benchmark providers, accountants, custodians, and transfer agents), financial intermediaries, counterparties, market makers, Authorized Participants, listing exchanges, other financial market operators, and governmental authorities. Operational and technology risks for the issuers in which a Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value. A Fund may incur substantial costs in order to mitigate operational and technology risks.
Cybersecurity incidents can result from deliberate attacks or unintentional events against an issuer in which a Fund invests, the Fund or any of its service providers. They include, but are not limited to, gaining unauthorized access to systems, misappropriating assets or sensitive information, corrupting or destroying data, and causing operational disruption. Geopolitical tension may increase the scale and sophistication of deliberate attacks, particularly those from nation states or from entities with nation state backing. Cybersecurity incidents may result in any of the following: financial losses; interference with a Fund’s ability to calculate its NAV; disclosure of confidential information; impediments to trading; submission of erroneous trades by a Fund or erroneous subscription or redemption orders; the inability of a Fund or its service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; and other legal and compliance expenses. Furthermore, cybersecurity incidents may render records of a Fund, including records relating to its assets and transactions, shareholder ownership of Fund shares, and other data integral to a Fund’s functioning, inaccessible, inaccurate or incomplete. Power outages, natural disasters, equipment malfunctions and processing errors that threaten information and technology systems relied upon by a Fund or its service providers, as well as market events that occur at a pace that overloads these systems, may also disrupt business operations or impact critical data. In addition, the risks of increased use of AI technologies, such as machine learning, include data risk, transparency risk, and operational risk. The AI technologies, which are generally highly reliant on the collection and analysis of large amounts of data, may incorporate biased or inaccurate data, and it is not possible or practicable to incorporate all relevant data into such technologies. The output or results of any such AI technologies may therefore be incomplete, erroneous, distorted or misleading. Further, AI tools may lack transparency as to how data is utilized and how outputs are generated. AI technologies may also allow the unintended introduction of vulnerabilities into infrastructures and applications. A Fund and its shareholders could be negatively impacted as a result of these risks associated with AI technologies. AI technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to quickly evolve, and it is impossible to anticipate the full scope of future AI capabilities or rules and the associated risks to a Fund.
While a Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. Each Fund and its adviser seek to reduce these risks through controls, procedures and oversight, including establishing business continuity plans and risk management systems. However, there are inherent limitations in such plans and systems, including the possibility that certain risks that may affect a Fund have not been identified or may emerge in the future; that such plans and systems may not completely eliminate the occurrence or mitigate the effects of operational or information security disruptions or failures or of cybersecurity incidents; or that prevention and remediation efforts will not be successful or that incidents will go undetected. A Fund cannot control the systems, information security or other cybersecurity of the issuers in which it invests or its service providers, counterparties, and other third parties whose activities affect the Fund.
Lastly, the regulatory climate governing cybersecurity and data protection is developing quickly and may vary considerably across jurisdictions. Regulators continue to develop new rules and standards related to cybersecurity and data protection. Compliance with evolving regulations can be demanding and costly, requiring substantial resources to monitor and implement required changes.
Prepayment Risk.  During periods of falling interest rates, issuers of certain debt obligations may repay principal prior to the security’s maturity, which may cause a Fund or an Underlying Fund to have to reinvest in securities with lower yields or higher risk of default, resulting in a decline in the Fund’s or Underlying Fund's income or return potential. Also, if a security subject to prepayment had been purchased at a premium, the value of the premium would be lost in the event of prepayment.
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Quasi-Sovereign Obligations Risk.   An investment in quasi-sovereign debt obligations involves special risks generally not present in corporate debt obligations. Quasi-sovereign debt includes investments in securities issued or guaranteed by an entity affiliated with or backed by a sovereign government. Generally, quasi-sovereign debt obligations are issued by companies in which a government owns a majority of the issuer’s voting shares. They are often considered strategically important to the sovereign entity but do not legally carry sovereign status for purposes of debt repayment. While certain quasi-sovereign debt issuers have received sovereign government support in the past, such past support is not a guarantee that it will continue in the future. In fact, in the past certain quasi-sovereign debt issuers have pushed their creditors toward debt restructuring, rather than meeting their payment obligations. Quasi-sovereign debt obligations are typically less liquid and less standardized than sovereign debt obligations.
Reference Rate Replacement Risk.  A Fund or an Underlying Fund may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, has ceased publishing all LIBOR settings. In April 2023, however, the FCA announced that some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. The Secured Overnight Financing Rate (“SOFR”), which is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement market, has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in different categories of financial contracts.
Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contracts, securities, or other instruments using LIBOR may disagree on transition rates or the application of transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. A Fund or an Underlying Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future.
Risk of Derivatives.  A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset, such as a security, a commodity (such as gold or silver), a currency or an index (a measure of value or rates, such as the S&P 500 or the prime lending rate). The Funds and certain Underlying Funds may invest in stock index futures contracts, securities options, CFDs and other derivatives. Compared to securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund's or an Underlying Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. Derivatives generally involve the incurrence of leverage.
When a derivative is used as a hedge against a position that a Fund holds or is committed to purchase, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains, and in some cases, hedging can cause losses that are not offset by gains, and the Fund will recognize losses on both the investment and the hedge. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that a Fund’s hedging transactions, which entail additional transaction costs, will be effective.
Risks of Equity Securities.  An investment in a Fund should be made with an understanding that the value of an Underlying Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of preferred or common stocks in general and other factors that affect the market. An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of shares of an Underlying Fund). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction and global or regional political, economic or banking crises.
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Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders generally have rights to receive payments from the issuer inferior to the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior to maturity), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity.
Risk of Futures and Options on Futures Transactions.  There are several risks accompanying the utilization of futures contracts and options on futures contracts. A position in futures contracts and options on futures contracts may be closed only on the exchange on which the contract was made (or a linked exchange). While each Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time. Futures contracts, by definition, project price levels in the future and not current levels of valuation; therefore, market circumstances may result in a discrepancy between the price of the future and the movement in a Fund's Underlying Index. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to deliver the instruments underlying the futures contracts it has sold.
The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to a direct investment in the types of stocks in which they invest.
Utilization of futures and options on futures by a Fund involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by BFA as to anticipated trends, which predictions could prove to be incorrect.
Because the futures market generally imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting each Fund to substantial losses. In the event of adverse price movements, each Fund would be required to make daily cash payments of variation margin.
Risk of Investing in Non-U.S. Debt Securities.  Non-U.S. debt securities are traded on foreign exchanges and OTC in the respective countries covered by a Fund or an Underlying Fund. The risks of investing in non-U.S. debt securities typically include market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in bond prices. Investing in a fund whose portfolio contains securities of non-U.S. issuers involves certain risks and considerations not typically associated with investing in the securities of U.S. issuers. These risks include securities markets that may lack sufficient liquidity or may be less efficient; generally greater price volatility; less publicly available information about issuers; the imposition of withholding or other taxes; the imposition of restrictions on the expatriation of funds or other assets of a Fund or an Underlying Fund; higher transaction and custody costs; delays and risks attendant in settlement procedures; difficulties in enforcing contractual obligations; lower liquidity and significantly smaller market capitalization of most non-U.S. securities markets; different accounting and disclosure standards; lower levels of regulation of the securities markets; more substantial government interference with the economy; higher rates of inflation; greater social, economic, and political uncertainty; the risk of nationalization or expropriation of assets; and different bankruptcy and insolvency regimes which may stay or prevent recovery in the event of an issuer’s default.
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Risk of Investing in Non-U.S. Equity Securities.  An investment in non-U.S. equity securities involves risks similar to those of investing in portfolios of equity securities traded on non-U.S. exchanges. These risks include market fluctuations caused by such factors as economic and political developments in those foreign countries, changes in interest rates and perceived trends in stock prices.
Investing in securities issued by issuers domiciled in countries other than the domicile of the investor and denominated in currencies other than an investor’s local currency entails certain considerations and risks not typically encountered by the investor in making investments in its home country and in that country’s currency. These considerations include favorable or unfavorable changes in interest rates, currency exchange rates, exchange control regulations and the costs that may be incurred in connection with conversions between various currencies. Because certain Underlying Funds invest in non-U.S. equity securities, investing in any of the Funds also involves certain risks and considerations not typically associated with investing in a fund whose portfolio contains exclusively securities of U.S. issuers. These risks include generally less liquid and less efficient securities markets; generally greater price volatility; less publicly available information about issuers; the imposition of withholding or other taxes; the imposition of restrictions on the expatriation of funds or other assets of the  Underlying Funds; higher transaction and custody costs; delays and risks attendant in settlement procedures; difficulties in enforcing contractual obligations; lower liquidity and significantly smaller market capitalization; different accounting and disclosure standards; lower levels of regulation of the securities markets; more substantial government interference with the economy and businesses; higher rates of inflation; greater social, economic, and political uncertainty; the risk of nationalization or expropriation of assets; and the risk of war.
Risk of Swap Agreements.  The risk of loss with respect to swaps is generally limited to the net amount of payments that a Fund or an Underlying Fund is contractually obligated to make. Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, a Fund or an Underlying Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws, which could affect such Fund’s or Underlying Fund's rights as a creditor (e.g., a Fund or an Underlying Fund may not receive the net amount of payments that it is contractually entitled to receive).
A Fund or an Underlying Fund is required to post and collect variation margin and initial margin (comprised of specified liquid securities subject to haircuts) in connection with trading of OTC swaps. These requirements may raise the costs for a Fund’s or an Underlying Fund's investment in swaps.
Tracking Error Risk.  A Fund or each of its Underlying Funds may be subject to tracking error, which is the divergence of a fund’s performance from that of its underlying index. Tracking error may occur because of differences between the securities and other instruments held in a fund’s portfolio and those included in a Fund’s Underling Index or an Underlying Fund's underlying index, pricing differences, transaction costs incurred by a Fund or its Underlying Funds, a Fund’s or its Underlying Funds' holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest received by a Fund or distributions paid to a Fund’s or an Underlying Fund's shareholders, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or an Underlying Fund’s underlying index or the costs to a Fund or an Underlying Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because a fund incurs fees and expenses, while such a fund's underlying index does not.
When an issuer is introduced by an index provider into an index tracked by a Fund or its Underlying Funds, BFA may conduct an analysis on such issuer’s securities to identify and screen for outlier high risk behavior (such as rapid or unusual price growth that does not appear to be supported by publicly available information on the business and assets of the issuer, unusual or significant short interest or lending activity, negative sentiment, suspended trading or incorrect free-float calculations, which could be indicators of possible irregularities, miscalculations or even fraud). If it identifies such behavior, BFA may, where appropriate, alert the index provider as to the alleged issue. The index provider has sole discretion for the determination as to whether to continue to include the issuer’s securities in the rebalancing of its index. If the securities continue to be included in the index, BFA may underweight or exclude such securities from a Fund’s or an Underlying Fund's portfolio and, if it does so, such a fund will be subject to increased tracking error due to the divergence in the securities included in its portfolio from its underlying index. The application of the abovementioned analysis and screening to a Fund or an Underlying Fund and its Underlying Index is in the sole discretion of BFA and its affiliates (without any guarantees). The analysis and screening may not exclude any or all high risk securities from an Underlying Index or a Fund’s or an Underlying
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Fund's portfolio, and the inclusion of such securities will result in an adverse impact to a Fund’s net asset value if one or more such securities declines in value.
U.S. Agency Mortgage-Backed Securities Risk.   Securities backed by pools of mortgages issued or guaranteed by the U.S. government or one of its agencies or sponsored entities, including Government National Mortgage Association (“Ginnie Mae”), Federal National Mortgage Association (“Fannie Mae”), and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). The market for mortgage-backed securities (“MBS”) has been adversely affected by the value of those MBS held and/or issued by these agencies and sponsored entities. If a U.S. government agency or sponsored entity issues securities in which the Funds invest and such issuer is unable to meet its obligations or ceases to exist, and no plan is made for the repayment of securities, the performance of the Funds will be adversely impacted.
Ginnie Mae. Established in 1968, Ginnie Mae is a wholly owned U.S. government corporation within the U.S. Department of Housing and Urban Development. Ginnie Mae is authorized to guarantee, with the backing of the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by the institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage banks), and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the U.S. Department of Veterans Affairs. Ginnie Mae securities also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury Department to make payments under its guarantee. Any actual or potential disruption to Ginnie Mae, or the financial condition or credit of the U.S. government, could cause the value of Ginnie Mae securities to decline. In 2011, S&P Global Ratings downgraded U.S. Treasury securities from AAA rating to AA+ rating. A further downgrade of the ratings of U.S. government debt obligations, which are often used as a benchmark for other borrowing arrangements, could result in higher interest rates for individual and corporate borrowers, cause disruptions in the international bond markets and have a substantial negative effect on the U.S. economy. A downgrade of U.S. Treasury securities from another ratings agency or a further downgrade below AA+ rating by S&P Global Ratings may cause the value of Ginnie Mae securities to decline.
Fannie Mae and Freddie Mac. Fannie Mae was established as a federal agency in 1938 and in 1968 was chartered by Congress as a private shareholder-owned company. Securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae. The securities are not backed by or entitled to the full faith and credit of the U.S. government, but are supported by the right of Fannie Mae to borrow from the U.S. Treasury Department.
Freddie Mac is a stockholder-owned corporation chartered by Congress in 1970. Securities issued by Freddie Mac entitle the holder to timely payment of interests, which is guaranteed by Freddie Mac. Freddie Mac also guarantees either ultimate collection or timely payment of all principal payments. While Freddie Mac generally does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. The securities are not backed by or entitled to the full faith and credit of the U.S. government or by any Federal Home Loan Banks, but are supported by the right of Freddie Mac to borrow from the U.S. Treasury Department.
In 2008, the Federal Housing Finance Agency placed each of Fannie Mae and Freddie Mac into government conservatorship in an effort to provide stability in the financial markets and put the government-sponsored entities in sound and solvent condition. In addition, the U.S. Treasury Department agreed to provide Fannie Mae and Freddie Mac up to $100 billion of capital each on an as needed basis to ensure that they continue to provide liquidity to the housing and mortgage markets.
Mortgage-Backed Securities. MBS issued or guaranteed by the U.S. government or one of its agencies or sponsored entities, such as Ginnie Mae, Fannie Mae, or Freddie Mac, represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” the payments made by borrowers on the mortgage loans that underlie the securities (net of any fees paid to the issuer or guarantor of the securities). MBS differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates, while a MBS payments provide a combination of interest and principal throughout the a bond’s term. As further described below, MBS may be structured as pass-through securities or collateralized mortgage obligations (“CMOs”).
MBS are subject to the general risks associated with investing in real estate securities; that is, they may lose value if the value of the underlying real estate to which a pool of mortgages relates declines. In addition, investments in MBS involve certain specific risks. These risks include the failure of a party to meet its commitments under the related operative documents, adverse interest rate changes and the effects of prepayments on mortgage cash flows. The value of MBS, like that of traditional fixed-income securities, typically increases when interest rates fall and decreases when interest rates rise.
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However, MBS differ from traditional fixed-income securities because of their potential for prepayment without penalty. The price paid by a Fund for its MBS, the yield a Fund expects to receive from such securities and the weighted average life of the securities are based on a number of factors, including the anticipated rate of prepayment of the underlying mortgages. In a period of declining interest rates, borrowers may prepay the underlying mortgages more quickly than anticipated, thereby reducing the yield to maturity and the average life of the MBS. Moreover, when a Fund reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid.
To the extent that a Fund purchases MBS at a premium, mortgage foreclosures and principal prepayments may result in a loss to the extent of the premium paid. If a Fund buys such securities at a discount, both scheduled payments of principal and unscheduled prepayments will increase current and total returns and will accelerate the recognition of income, which, when distributed to shareholders, will be taxable as ordinary income. In a period of rising interest rates, prepayments of the underlying mortgages may occur at a slower than expected rate, creating maturity extension risk. This particular risk may effectively change a security that was considered short- or intermediate-term at the time of purchase into a long-term security. Since the value of long-term securities generally fluctuates more widely in response to changes in interest rates than that of shorter-term securities, maturity extension risk could increase the inherent volatility of a Fund. Under certain interest rate and prepayment scenarios, a Fund may fail to recoup fully its investment in MBS notwithstanding any direct or indirect U.S. governmental or agency guarantee.
Mortgage Pass-Through Securities. Some MBS, such as U.S. agency mortgage pass-through securities, represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. In the basic mortgage pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a “pool” consisting of multiple mortgage loans. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans.
An investment in a specific pool of mortgage pass-through securities requires an analysis of the specific prepayment risk of mortgages within the covered pool (since mortgagors typically have the option to prepay their loans). The level of prepayments on a pool of MBS is difficult to predict and can impact the subsequent cash flows, value and yield of the mortgage pool. In addition, when trading specific mortgage pools, precise execution, delivery and settlement arrangements must be negotiated for each transaction.
To-Be-Announced Securities. A Fund may seek to gain exposure to U.S. agency mortgage pass-through securities by investing in TBA securities. “TBAs” refer to a commonly used mechanism for the forward settlement of U.S. agency MBS, and not to a separate type of MBS. Most transactions in fixed-rate MBS occur through the use of TBA transactions. TBA transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement, and delivery. In a TBA transaction, the buyer and seller decide on general trade parameters, such as the issuing agency, settlement date, par amount, and price. The actual mortgage pools delivered generally are determined two days prior to settlement date. The Funds may regularly enter into TBA agreements and “roll over” such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, such Funds generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of MBS. In addition, the Funds may enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of MBS stipulated in the TBA agreement.
Certain of the Funds and Underlying Funds intend to invest cash pending settlement of TBA transactions in money market instruments, repurchase agreements, or other high quality, liquid short-term instruments, including money market funds advised by BFA. Certain of the Funds and Underlying Funds will pay their pro rata share of fees and expenses of any money market fund that it may invest in, in addition to the Funds and Underlying Fund’s own fees and expenses.
Collateralized Mortgage Obligations. U.S. agency MBS may also be structured in the form of CMOs. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only, principal only, or an amount that remains after floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset
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periodically). Interest rates on inverse floaters will decrease when short-term rates increase and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If a Fund invests in CMO tranches issued by U.S. government agencies or sponsored entities and interest rates move in a manner not anticipated by BFA, it is possible that such a Fund could lose all or substantially all of its investment. Certain CMOs in which the Funds may invest may also provide a degree of investment leverage, which could cause such a Fund to lose all or substantially all of its investment.
U.S. Treasury Obligations Risk.  U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of a Fund's U.S. Treasury obligations to decline. U.S. Treasury securities are rated AA+ by S&P Global Ratings. A downgrade of the rating of U.S. Treasury securities may cause the value of a Fund's U.S. Treasury obligations to decline. Because U.S. government debt obligations are often used as a benchmark for other borrowing arrangements, a downgrade could also result in higher interest rates for a range of borrowers, cause disruptions in the international bond markets and have a substantial adverse effect on the U.S. and global economy.
A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and lead the government to issue additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that the U.S. government will not be able to make principal or interest payments when they are due. If market participants determine that U.S. sovereign debt levels have become unsustainable, the value of the U.S. dollar could decline, thus increasing inflationary pressures, particularly with respect to services outsourced to non-U.S. providers and imported goods and constrain or prevent the U.S. government from implementing effective countercyclical fiscal policy in economic downturns. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period that shareholders own shares of a Fund. Notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the U.S., circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment would result in losses to a Fund and substantial negative consequences for the U.S. economy and the global financial system.
Risk of Investing in Asia.   Investments in securities of issuers in certain Asian countries involve risks not typically associated with investments in securities of issuers in other regions. Such heightened risks include, among others, expropriation and/or nationalization of assets, confiscatory taxation, piracy of intellectual property, data and other security breaches (especially of data stored electronically), political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict and social instability as a result of religious, ethnic and/or socio-economic unrest. Certain Asian economies have experienced rapid rates of economic growth and industrialization in recent years, and there is no assurance that these rates of economic growth and industrialization will be maintained.
Certain Asian countries have democracies with relatively short histories, which may increase the risk of political instability. These countries have faced political and military unrest, and further unrest could present a risk to their local economies and securities markets. Indonesia and the Philippines have each experienced violence and terrorism, which has negatively impacted their economies. North Korea and South Korea each have substantial military capabilities, and historical tensions between the two countries present the risk of war. Escalated tensions involving the two countries and any outbreak of hostilities between the two countries, or even the threat of an outbreak of hostilities, could have a severe adverse effect on the entire Asian region. Certain Asian countries have also developed increasingly strained relationships with the U.S., and if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. for trade. Political, religious, and border disputes persist in India. India has recently experienced and may continue to experience civil unrest and hostilities with certain of its neighboring countries. Increased political and social unrest in these geographic areas could adversely affect the performance of investments in this region.
Certain governments in this region administer prices on several basic goods, including fuel and electricity, within their respective countries. Certain governments may exercise substantial influence over many aspects of the private sector in their respective countries and may own or control many companies. Future government actions could have a significant effect on the economic conditions in this region, which in turn could have a negative impact on private sector companies. There is also the possibility of diplomatic developments adversely affecting investments in the region.
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Corruption and the perceived lack of a rule of law in dealings with international companies in certain Asian countries may discourage foreign investment and could negatively impact the long-term growth of certain economies in this region. In addition, certain countries in the region are experiencing high unemployment and corruption, and have fragile banking sectors.
Some economies in this region are dependent on a range of commodities, including oil, natural gas and coal. Accordingly, they are strongly affected by international commodity prices and particularly vulnerable to any weakening in global demand for these products. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. China is a key trading partner of many Asian countries and any changes in trading relationships between China and other Asian countries may affect the region as a whole. Adverse economic conditions or developments in neighboring countries may increase investors' perception of the risk of investing in the region as a whole, which may adversely impact the market value of the securities issued by companies in the region.
Risk of Investing in Australasia.  The economies of Australasia, which include Australia and New Zealand, are dependent on exports from the agricultural and mining sectors. This makes Australasian economies susceptible to fluctuations in the commodity markets. Australasian economies are also increasingly dependent on their growing service and tourism industries. Australia and New Zealand are located in a part of the world that has historically been prone to natural disasters, such as drought and flooding. Any such event in the future could have a significant adverse impact on the economies of Australia and New Zealand and affect the value of securities held by the relevant Underlying Funds. The economies of Australia and New Zealand are dependent on trading with certain key trading partners, including Asia and the U.S. The economies of Australia and New Zealand are heavily dependent on the mining sector. Passage of new regulations limiting foreign ownership of companies in the mining sector or imposition of new taxes on profits of mining companies may dissuade foreign investment, and as a result, have a negative impact on companies to which the Underlying Funds have exposure.
Risk of Investing in China.  Investments in securities of companies domiciled in China involve a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets. Such heightened risks include, among others, an authoritarian government, popular unrest associated with demands for improved political, economic and social conditions, the impact of regional conflict on the economy and hostile relations with other countries.
Military conflicts, either in response to internal social unrest or conflicts with other countries, could disrupt economic development. The Chinese economy is vulnerable to the long-running disagreements and religious and nationalist disputes with Tibet and the Xinjiang region. Since 1997, there have been tensions between the Chinese government and many people in Hong Kong who perceive China as tightening control over Hong Kong’s semi-autonomous liberal political, economic, legal, and social framework. Protests and unrest have increased tensions even further. Due to the interconnected nature of the Hong Kong and Chinese economies, this instability in Hong Kong may cause uncertainty in the Hong Kong and Chinese markets. China has a complex territorial dispute regarding the sovereignty of Taiwan and has made threats of invasion. Taiwan-based companies and individuals are significant investors in China. The continuing hostility between China and Taiwan may have an adverse impact on the value of the value of the Fund’s investments in China or Taiwan, may cause a suspension in a Fund’s ability to trade in certain securities or other assets, or may otherwise make such investments impracticable or impossible. Any escalation of hostility between China and Taiwan would likely have a significant adverse impact on the value of the Fund’s investments in both countries and the region. In addition, China has strained international relations with Japan, India, the Philippines and other neighbors due to territorial disputes, historical animosities and other defense concerns. Frictions between China and the Philippines in the South China Sea pose a risk of escalation potentially leading to military conflict. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities in which a Fund invests. China could be affected by military events on the Korean peninsula or internal instability within North Korea. These situations may cause uncertainty in the Chinese market and may adversely affect the performance of the Chinese economy.
The Chinese government has implemented economic reforms in order to liberalize trade policy, promote foreign investment in the economy, reduce government control of the economy and develop market mechanisms. However, the Chinese government still exercises substantial influence over many aspects of the private sector and may own or control many companies. Chinese companies, such as those in the financial services or technology sectors, and potentially other sectors in the future, are subject to the risk that Chinese authorities can intervene in their operations and structure. The Chinese
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government continues to maintain a major role in economic policymaking, and investing in China involves risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested.
In addition, there is less regulation and monitoring of Chinese securities markets and the activities of investors, brokers and other participants than in the U.S. Accordingly, issuers of securities in China, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, tender offer regulation, accounting standards or auditor oversight, stockholder proxy requirements and the requirements mandating timely and accurate disclosure of information. Securities markets in China are in the process of change and further development. This may lead to trading volatility, difficulty in the settlement and recording of transactions and difficulty in interpreting and applying the relevant regulation.
There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies. The Funds do not select investments based on investor protection considerations.
Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. In a VIE structure, a Chinese operating company establishes a shell company in another jurisdiction to issue stock to public shareholders. When a VIE structure is used by a Chinese company to list its stock in the U.S., instead of owning the equity securities of the Chinese company, the U.S.-listed shell company directly or indirectly enters into contracts with the Chinese operating company under Chinese law. These contracts provide the U.S.-listed shell company with only economic exposure to the Chinese company and do not represent equity ownership in the operating company.
While VIEs are a longstanding practice that is well known to Chinese officials and regulators, they have not been formally recognized under Chinese law. The Chinese government has provided guidance to and placed restrictions on Chinese-based companies raising capital offshore, including through VIEs. In 2023, the China Securities Regulatory Commission (“CSRC”) released new rules that permit the use of VIE structures, provided they abide by Chinese laws and register with the CSRC. The rules, however, may cause Chinese companies to undergo greater scrutiny and add costs to VIE structures. Intervention, rulemaking or guidance by the Chinese government with respect to VIE structures or the non-enforcement of VIE-related contractual rights could significantly affect the operating company’s business in China, the enforceability of the U.S.-listed shell company’s contractual arrangements with the Chinese company and the value of the U.S.-listed stock. Further, the VIE contractual arrangement would likely be subject to Chinese law and jurisdiction, and remedies available to the U.S.-listed shell company are uncertain and could be ineffective. In addition to the risk of government intervention, investments through a VIE structure are subject to the risk that the China-based company (or its officers, directors, or Chinese equity owners) may breach those contractual arrangements, or Chinese law changes in a way that adversely affects the enforceability of these arrangements, or those contracts are otherwise not enforceable under Chinese law, in which case the Fund may suffer significant losses on its investments through a VIE structure with little or no recourse available. Any change in the operations of entities in a VIE structure, the status of VIE contractual arrangements or the legal or regulatory environment in China, generally or with respect to specific industries, could result in significant, and possibly permanent and/or total, losses to a Fund.
While the Chinese economy has experienced past periods of rapid growth, there is no assurance that such growth rates will recur. China may experience substantial rates of inflation, significant indebtedness or economic recessions, causing a negative effect on the economy and securities market. China’s economy is heavily dependent on export growth. Reduction in spending on Chinese products and services, supply chain diversification, institution of additional tariffs, sanctions or other trade barriers (including as a result of heightened trade tensions between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and the companies in which a Fund invests. Certain Chinese companies (which may change from time to time) are directly or indirectly subject to economic or trade restrictions imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. For example, certain foreign technology companies are subject to U.S. export controls as those companies are believed to pose a risk to U.S. interests. The U.S. also bans imports of goods produced in certain regions of China or by certain Chinese companies due to concerns about forced labor. Such restrictions may have unanticipated and adverse effects on the Chinese economy and companies. Any action that targets Chinese financial markets or securities exchanges could interfere with orderly trading, delay settlement or cause market disruptions. The Underlying Index of a Fund may include companies that are subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments. So long as these restrictions do not
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include restrictions on investments, the Fund is generally expected to invest in such companies, consistent with its objective to track the performance of its Underlying Index.
The tax laws and regulations in the People’s Republic of China (“PRC”) are subject to change, including the issuance of authoritative guidance or enforcement, possibly with retroactive effect. The interpretation, applicability and enforcement of such laws by PRC tax authorities are not as consistent and transparent as those of more developed nations, and may vary over time and from region to region. The application and enforcement of PRC tax rules could have a significant adverse effect on a Fund and its investors, particularly in relation to capital gains withholding tax imposed upon non-residents. In addition, the accounting, auditing and financial reporting standards and practices applicable to Chinese companies may be less rigorous, and may result in significant differences between financial statements prepared in accordance with PRC accounting standards and practice and those prepared in accordance with international accounting standards.
Risk of Investing in Chinese Equity Markets.  There are several types of Chinese equity securities:
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H-shares, which are securities of companies incorporated in the PRC that are denominated in Hong Kong dollars and listed on the Stock Exchange of Hong Kong (“SEHK”);
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A-shares, which are securities of companies incorporated in the PRC that are denominated in renminbi and listed on the Shanghai Stock Exchange (“SSE”) and the Shenzhen Stock Exchange (“SZSE”);
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B-shares, which are securities of companies incorporated in the PRC that are denominated in U.S. dollars (in the case of the SSE) or Hong Kong dollars (in the case of the SZSE) and listed on the SSE and the SZSE;
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Red-Chips, which are Hong Kong-listed securities issued by companies that are incorporated in certain foreign jurisdictions and that are controlled, directly or indirectly, by entities owned by the national government or local governments in the PRC and derive substantial revenues from or allocate substantial assets in the PRC; and
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P-Chips, which are Hong Kong-listed securities issued by companies that are incorporated in certain foreign jurisdictions and that are controlled, directly or indirectly, by individuals in the PRC and derive substantial revenues from or allocate substantial assets in the PRC.
Securities listed on the SSE or the SZSE are divided into two classes: A-shares, which are mostly limited to domestic investors, and B-shares, which are allocated for both international and domestic investors. The A-shares market is generally subject to greater government restrictions, including trading suspensions, which may lead to increased liquidity risks. The B-shares market is generally smaller and less liquid and has a smaller issuer base than the A-shares market, which may lead to significant price volatility. B-shares, H-shares, P-Chips or Red-Chips of issuers that also issue A-shares may trade at significant discounts to their A-shares counterparts. The issuance of B-shares and H-shares by Chinese companies and the ability to obtain a “back-door listing” through Red-Chips or P-Chips is still regarded by the Chinese authorities as an experiment in economic reform. “Back-door listing” is a means by which a mainland Chinese company issues Red-Chips or P-Chips to obtain quick access to international listing and international capital. These share mechanisms are subject to the political and economic policies in China. Market developments, adverse investor perceptions, regulatory and government intervention (including the possibility of widespread trading suspensions implemented by regulators) and other factors may make it difficult to acquire, dispose of or value Chinese securities, which would lead to adverse effects to a Fund.
Risk of Investing in A-shares through Stock Connect. A Fund that invests in A-shares does so through the Shanghai-Hong Kong Stock Connect program (“Shanghai Connect”) or the Shenzhen-Hong Kong Stock Connect program (“Shenzhen Connect,” and together with Shanghai Connect, “Stock Connect”). Stock Connect is a securities trading and clearing program with an aim to achieve mutual stock market access between the PRC and Hong Kong. Stock Connect was developed by Hong Kong Exchanges and Clearing Limited, the SSE (in the case of Shanghai Connect) or the SZSE (in the case of Shenzhen Connect), and China Securities Depository and Clearing Corporation Limited (“CSDCC”). Under Stock Connect, a Fund’s trading of eligible A-shares listed on the SSE or the SZSE, as applicable, would be effectuated through its Hong Kong brokers. Investing in A-shares through Stock Connect is subject to trading, clearance, settlement and other procedures, which could pose risks to a Fund.
Although no individual investment quotas or licensing requirements apply to investors in Stock Connect, trading through Stock Connect is subject to a daily quota (the “Daily Quota”), which limits the maximum net purchases under Stock Connect each day. The Daily Quota does not belong to a Fund and is utilized on a first-come-first-serve basis. As such, buy orders for A-shares would be rejected once the Daily Quota is exceeded (although a Fund will be permitted to sell A-shares regardless
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of the Daily Quota balance). The Daily Quota may restrict a Fund’s ability to invest in A-shares through Stock Connect on a timely basis, which could affect the Fund’s ability to effectively pursue its investment strategy. The Daily Quota is also subject to change.
A-shares purchased through Stock Connect generally may only be sold or otherwise transferred through Stock Connect and in accordance with applicable rules. In order to comply with applicable local market rules and to facilitate orderly operations of a Fund, including the timely settlement of Stock Connect trades placed by or on behalf of the Fund, BFA utilizes an operating model that will only be used by iShares ETFs with investments in A-shares through Stock Connect. Such operating model may reduce the risks of trade failures; however, it will also allow Stock Connect trades to be settled without the prior verification by a Fund. Accordingly, this operating model may subject a Fund to additional risks, including an increased risk of inadvertently exceeding certain trade or other restrictions or limits placed on the Fund and/or its affiliates, and a heightened risk of erroneous trades, which may negatively impact the Fund.
While A-shares must be designated as eligible to be traded through Stock Connect (such eligible A-shares listed on the SSE, the “SSE Securities,” and such eligible A-shares listed on the SZSE, the “SZSE Securities”), those A-shares may also lose such designation, and if this occurs, such A-shares may be sold but could no longer be purchased through Stock Connect. With respect to sell orders through Stock Connect, the SEHK carries out pre-trade checks to ensure an investor has sufficient A- shares in its account before the market opens on the trading day. Accordingly, if there are insufficient A-shares in an investor’s account before the market opens on the trading day, the sell order will be rejected, which may adversely impact a Fund’s performance.
In addition, Stock Connect operates only on days when both the Chinese and the Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. Therefore, an investment in A-shares through Stock Connect may subject a Fund to the risk of price fluctuations on days when the Chinese markets are open, but Stock Connect is not trading. Each of the SEHK, SSE and SZSE reserves the right to suspend trading through Stock Connect under certain circumstances. Where such a suspension of trading is effected, a Fund’s ability to access A-shares through Stock Connect will be adversely affected. In addition, if one or both of the Chinese and Hong Kong markets are closed on a U.S. trading day, a Fund may not be able to acquire or dispose of A-shares through Stock Connect in a timely manner, which could adversely affect the Fund’s performance.
A Fund’s investments in A-shares through Stock Connect are held by its custodian in accounts in the Central Clearing and Settlement System (“CCASS”) maintained by the Hong Kong Securities Clearing Company Limited (“HKSCC”), which in turn holds the A-shares, as the nominee holder, through an omnibus securities account in its name registered with the CSDCC.
The precise nature and rights of a Fund as the beneficial owner of the SSE Securities or SZSE Securities through HKSCC as nominee is not well defined under PRC law. There is a lack of a clear definition of, and distinction between, legal ownership and beneficial ownership under PRC law and there have been few cases involving a nominee account structure in the PRC courts. The exact nature and methods of enforcement of the rights and interests of a Fund under PRC law is also uncertain.
In the unlikely event that HKSCC becomes subject to winding up proceedings in Hong Kong, there is a risk that the SSE Securities or SZSE Securities may not be regarded as held for the beneficial ownership of a Fund or as part of the general assets of HKSCC available for general distribution to its creditors.
Notwithstanding the fact that HKSCC does not claim proprietary interests in the SSE Securities or SZSE Securities held in its omnibus stock account in the CSDCC, the CSDCC as the share registrar for SSE- or SZSE-listed companies will still treat HKSCC as one of the shareholders when it handles corporate actions in respect of such SSE Securities or SZSE Securities.
HKSCC monitors the corporate actions affecting SSE Securities and SZSE Securities and keeps participants of CCASS informed of all such corporate actions that require CCASS participants to take steps in order to participate in them. A Fund will therefore depend on HKSCC for both settlement and notification and implementation of corporate actions.
The HKSCC is responsible for the clearing, settlement and provision of depositary, nominee and other related services of the trades executed by Hong Kong market participants and investors. Accordingly, investors do not hold SSE Securities or SZSE Securities directly; rather, they are held through their brokers’ or custodians’ accounts with CCASS. The HKSCC and the CSDCC establish clearing links and each has become a participant of the other to facilitate clearing and settlement of cross-border trades. Should CSDCC default and the CSDCC be declared as a defaulter, HKSCC’s liabilities in Stock Connect under its
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market contracts with clearing participants will be limited to assisting clearing participants in pursuing their claims against the CSDCC. In that event, a Fund may suffer delays in the recovery process or may not be able to fully recover its losses from the CSDCC.
Market participants are able to participate in Stock Connect subject to meeting certain information technology capability, risk management and other requirements as may be specified by the relevant exchange and/or clearing house. Further, the “connectivity” in Stock Connect requires the routing of orders across the borders of Hong Kong and the PRC. This requires the development of new information technology systems on the part of the SEHK and exchange participants. There is no assurance that these systems will function properly or will continue to be adapted to changes and developments in both markets. In the event that the relevant systems fail to function properly, trading in A-shares through Stock Connect could be disrupted, and a Fund’s ability to achieve its investment objective may be adversely affected.
The Shanghai Connect program, launched in November 2014, and the Shenzhen Connect program, launched in December 2016, do not have an extensive operating history. Stock Connect is subject to regulations promulgated by regulatory authorities and implementation rules made by the stock exchanges in the PRC and Hong Kong. There is no certainty as to how the current regulations will be applied or interpreted going forward, and new or revised regulations may be issued from time to time by the regulators and stock exchanges in China and Hong Kong in connection with operations, legal enforcement and cross-border trades under Stock Connect. In addition, there can be no assurance that Stock Connect will not be discontinued. A Fund may be adversely affected as a result of such changes. Furthermore, the securities regimes and legal systems of China and Hong Kong differ significantly and issues may arise based on these differences. Further, different fees, costs and taxes are imposed on foreign investors acquiring A-shares through Stock Connect, and these fees, costs and taxes may be higher than comparable fees, costs and taxes imposed on owners of other Chinese securities providing similar investment exposure.
A-Share Market Suspension Risk. A-shares may only be bought from, or sold to, a Fund at times when the relevant A-shares may be sold or purchased on the relevant Chinese stock exchange. The A-shares market can have a higher propensity for trading suspensions than many other global equity markets. Trading suspensions in certain stocks could lead to greater market execution risk, valuation risks and liquidity risks and costs for a Fund, as well as for Authorized Participants that create and redeem Creation Units of the Fund. The SSE and SZSE currently apply a daily limit, set at 10%, of the amount of fluctuation permitted in the prices of A-shares during a single trading day. The daily limit refers to price movements only and does not restrict trading within the relevant limit. There can be no assurance that a liquid market on an exchange will exist for any particular A-share or for any particular time. This could increase a Fund’s tracking error and/or cause a Fund to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Given that the A-shares market is considered volatile and unstable (with the risk of widespread trading suspensions or government intervention), the creation and redemption of Creation Units may also be disrupted.
Risk of Investing in Developed Countries.  Many countries with developed markets have recently experienced significant economic pressures. These countries generally tend to rely on the services sectors (e.g., the financial services sector) as the primary source of economic growth and may be susceptible to the risks of individual service sectors. For example, companies in the financial services sector are subject to governmental regulation and, recently, government intervention, which may adversely affect the scope of their activities, the prices they can charge and amount of capital they must maintain. Dislocations in the financial sector and perceived or actual governmental influence over certain financial companies may lead to credit rating downgrades and, as a result, impact, among other things, revenue growth for such companies. If financial companies experience a prolonged decline in revenue growth, certain developed countries that rely heavily on financial companies as an economic driver may experience a correlative slowdown. Concerns have emerged with respect to the economic health of certain developed countries. These concerns primarily stem from heavy indebtedness of many developed countries and their perceived inability to continue to service high debt loads without simultaneously implementing stringent austerity measures. Such concerns have led to tremendous downward pressure on the economies of these countries. As a result, it is possible that interest rates on debt of certain developed countries may rise to levels that make it difficult for such countries to service such debt. Spending on health care and retirement pensions in most developed countries has risen dramatically. Medical innovation, extended life expectancy and higher public expectations are likely to continue the increase in health care and pension costs. Any increase in health care and pension costs will likely have a negative impact on the economic growth of many developed countries. Certain developed countries rely on imports of certain key items, such as crude oil, natural gas, and other commodities. As a result, an increase in demand for, or price fluctuations of, certain commodities may negatively affect developed country economies. Developed market countries generally are dependent on the economies of certain key trading partners. Changes in any one economy may cause an adverse impact on several
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developed countries. In addition, heavy regulation of, among others, labor and product markets may have an adverse effect on certain issuers. Such regulations may negatively affect economic growth or cause prolonged periods of recession. Such risks, among others, may adversely affect the value of a Fund’s or an Underlying Fund's investments.
Risk of Investing in Emerging Markets.  Investments in emerging market countries may be subject to greater risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) companies, custodians, clearinghouses, foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer's ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on standard payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) there may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign parties; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities; and (xi) lack of financial reporting on a regular basis, substandard disclosure and differences in accounting standards may make it difficult to ascertain the financial health of an issuer. The Funds are not actively managed and do not select investments based on investor protection considerations.
Emerging market securities markets are typically marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. In addition, brokerage and other costs associated with transactions in emerging market securities can be higher, sometimes significantly, than similar costs incurred in securities markets in developed countries. Although some emerging markets have become more established and tend to issue securities of higher credit quality, the markets for securities in other emerging market countries are in the earliest stages of their development, and these countries issue securities across the credit spectrum. Even the markets for relatively widely traded securities in emerging market countries may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities markets of developed countries. The limited size of many of these securities markets can cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, prices may be unduly influenced by traders who control large positions in these markets. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of emerging market country securities may also affect an Underlying Fund's ability to accurately value its portfolio securities or to acquire or dispose of securities at the price and time it wishes to do so or in order to meet redemption requests.
Many emerging market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Sudden changes in governments may result in policies which are less favorable to investors such as policies designed to expropriate or nationalize “sovereign” assets. Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.
Investment in the securities markets of certain emerging market countries is restricted or controlled to varying degrees. These restrictions may limit an Underlying Fund's investment in certain emerging market countries and may increase the expenses of the Underlying Fund. Certain emerging market countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the company available for purchase by nationals.
Many emerging market countries lack the social, political, and economic stability characteristic of the U.S. Political instability among emerging market countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars, and religious oppression. Economic instability in emerging market countries may take the form of: (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or
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underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation; and (v) imposition of trade barriers.
An  Underlying Fund's income and, in some cases, capital gains from foreign securities will be subject to applicable taxation in certain of the emerging market countries in which it invests, and treaties between the U.S. and such countries may not be available in some cases to reduce the otherwise applicable tax rates.
Emerging markets also have different clearance and settlement procedures, and in certain of these emerging markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.
In the past, certain governments in emerging market countries have become overly reliant on the international capital markets and other forms of foreign credit to finance large public spending programs, which in the past have caused huge budget deficits. Often, interest payments have become too overwhelming for a government to meet, representing a large percentage of total GDP. These foreign obligations have become the subject of political debate and served as fuel for political parties of the opposition, which pressure the government not to make payments to foreign creditors, but instead to use these funds for, among other things, social programs. Either due to an inability to pay or submission to political pressure, foreign governments have been forced to seek a restructuring of their loan and/or bond obligations, have declared a temporary suspension of interest payments or have defaulted. These events have adversely affected the values of securities issued by foreign governments and corporations domiciled in those countries and have negatively affected not only their cost of borrowing, but their ability to borrow in the future as well.
Risk of Investing in Europe.  Investing in European countries exposes an Underlying Fund to the economic and political risks associated with Europe in general and the specific European countries in which it invests. The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. An Underlying Fund makes investments in securities of issuers that are domiciled in, have significant operations in, or that are listed on at least one securities exchange within member states of the European Union (the “EU”). A number of countries within the EU are also members of the Economic and Monetary Union (the “eurozone”) and have adopted the euro as their currency. Eurozone membership requires member states to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Changes in import or export tariffs, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro and other currencies of certain EU countries which are not in the eurozone, the default or threat of default by an EU member state on its sovereign debt, and/or an economic recession in an EU member state may have a significant adverse effect on the economies of other EU member states and their trading partners. Although certain European countries are not in the eurozone, many of these countries are obliged to meet the criteria for joining the eurozone.
Consequently, these countries must comply with many of the restrictions noted above. The European financial markets have experienced volatility and adverse trends due to concerns about economic downturns, government debt levels and the possible default of government debt in several European countries, including, but not limited to, Austria, Belgium, Cyprus, France, Greece, Ireland, Italy, Portugal, Spain and Ukraine. In order to prevent further economic deterioration, certain countries, without prior warning, can institute “capital controls.” Countries may use these controls to restrict volatile movements of capital entering and exiting their country. Such controls may negatively affect an Underlying Fund’s investments. A default or debt restructuring by any European country would adversely impact holders of that country’s debt and sellers of credit default swaps linked to that country’s creditworthiness, which may be located in countries other than those listed above. In addition, the credit ratings of certain European countries were downgraded in the past. These events have adversely affected the value and exchange rate of the euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the euro and non-EU member states. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro and/or withdraw from the EU. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching and could adversely impact the value of an Underlying Fund’s investments in the region.
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The United Kingdom (the “U.K.”) left the EU (“Brexit”) on January 31, 2020. Brexit could adversely affect European or worldwide political, regulatory, economic or market conditions and could contribute to instability in global political institutions, regulatory agencies and financial markets.
Certain European countries have also developed increasingly strained relationships with the U.S., and if these relations were to worsen, they could adversely affect European issuers that rely on the U.S. for trade. The national politics of countries in Europe have been unpredictable and subject to influence by disruptive political groups and ideologies, including for example, secessionist movements. The governments of European countries may be subject to change and such countries may experience social and political unrest. Unanticipated or sudden political or social developments may result in sudden and significant investment losses. The occurrence of terrorist incidents throughout Europe or war in the region also could impact financial markets. The impact of these events is not clear but could be significant and far-reaching and could adversely affect the value and liquidity of a Fund's or Underlying Fund's investments.
Russian Invasion of Ukraine. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, import and export restrictions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, may impact Russia's economy, Russian issuers of securities in which an Underlying Fund invests, or the economies of Europe as a whole. Actual and threatened responses to Russian military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and are likely to have collateral impacts on such sectors across Europe and globally.
Risk of Investing in Japan.  Japan may be subject to political, economic, labor and other risks. Any of these risks, individually or in the aggregate, can impact an investment made in Japan.
Currency Risk. The Japanese yen has fluctuated widely at times and any increase in its value may cause a decline in exports that could weaken the Japanese economy. Japan has, in the past, intervened in the currency markets to attempt to maintain or reduce the value of the yen. Japanese intervention in the currency markets could cause the value of the yen to fluctuate sharply and unpredictably and could cause losses to investors.
Economic Risk. The growth of Japan’s economy has recently lagged that of its Asian neighbors and other major developed economies. Since 2000, Japan’s economic growth rate has generally remained low relative to other advanced economies, and it may remain low in the future. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. Japan is also heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the Japanese economy.
Geographic Risk. Natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could occur in Japan or surrounding areas and could negatively affect the Japanese economy, and, in turn, could negatively affect a Fund.
Labor Risk. Japan has an aging workforce and has experienced a significant population decline in recent years. Japan’s labor market appears to be undergoing fundamental structural changes, as a labor market traditionally accustomed to lifetime employment adjusts to meet the need for increased labor mobility, which may adversely affect Japan’s economic competitiveness.
Large Government and Corporate Debt Risk. The Japanese economy faces several concerns, including a financial system with large levels of nonperforming loans, over-leveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, and large government deficits. These issues may cause a slowdown of the Japanese economy.
Political Risk. Historically, Japan has had unpredictable national politics and may experience frequent political turnover. Future political developments may lead to changes in policy that might adversely affect an Underlying Fund’s investments. In addition, China has become an important trading partner with Japan. Japan’s political relationship with China, however, has been strained. Should political tension increase, it could adversely affect the Japanese economy and destabilize the region as a whole.
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Risk of Investing in Saudi Arabia.   The ability of foreign investors (such as the Funds) to invest in the securities of Saudi Arabian issuers is relatively new. Such ability could be restricted by the Saudi Arabian government at any time, and unforeseen risks could materialize with respect to foreign ownership in such securities. In addition, the Capital Market Authority (“CMA”) places investment limitations on the ownership of the securities of Saudi Arabian issuers by foreign investors, including a limitation on an Underlying Fund’s ownership of the securities of any single issuer listed on the Saudi Arabian Stock Exchange, which may prevent an Underlying Fund from investing in accordance with its strategy and contribute to tracking error against the Underlying Index. These restrictions may be changed or new restrictions, such as licensing requirements, special approvals or additional foreign taxes, may be instituted at any time. A Fund may not be able to obtain or maintain any such licenses or approvals and may not be able to buy and sell securities at full value. Major disruptions or regulatory changes could occur in the Saudi Arabian market, any of which could negatively impact an Underlying Fund. These risks may be exacerbated, compared to more developed markets, given the limited history of foreign investment in the Saudi Arabian market. Investments in Saudi Arabia may also be subject to loss due to expropriation or nationalization of assets and property or the imposition of restrictions on additional foreign investments and repatriation of capital. Such heightened risks may include, among others, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, crime and instability as a result of religious, ethnic and/or socioeconomic unrest. Saudi Arabia has privatized, or has begun the process of privatizing, certain entities and industries. Newly privatized companies may face strong competition from government-sponsored competitors that have not been privatized. In some instances, investors in newly privatized entities have suffered losses due to the inability of the newly privatized entities to adjust quickly to a competitive environment or changing regulatory and legal standards or, in some cases, due to re-nationalization of such privatized entities. There is no assurance that similar losses will not recur. Saudi Arabia is highly reliant on income from the sale of petroleum and trade with other countries involved in the sale of petroleum, and its economy is therefore vulnerable to changes in foreign currency values and the market for petroleum, as well as acts targeting petroleum production or processing facilities in Saudi Arabia. As global demand for petroleum fluctuates, Saudi Arabia may be significantly impacted. In the recent past, the Saudi Arabian government has explored privatization and diversification of the economy in the wake of a diminished petroleum market.
Like most Middle Eastern governments, the government of Saudi Arabia exercises substantial influence over many aspects of the private sector. Although liberalization in the wider economy is underway, in many areas it has lagged significantly: restrictions on foreign ownership persist, and the government has an ownership stake in many key industries. The situation is exacerbated by the fact that Saudi Arabia is governed by an absolute monarchy. Saudi Arabia has historically experienced strained relations with economic partners worldwide, including other countries in the Middle East, due to geopolitical events. Incidents involving a Middle Eastern country’s or the region’s security, including terrorism, may cause uncertainty in their markets and may adversely affect its economy and an Underlying Fund’s investments.
Governmental actions in the future could have a significant effect on economic conditions in Saudi Arabia, which could affect private sector companies and an Underlying Fund, as well as the value of securities in an Underlying Fund’s portfolio. Any economic sanctions on Saudi Arabian individuals or Saudi Arabian corporate entities, or even the threat of sanctions, may result in the decline of the value and liquidity of Saudi Arabian securities, a weakening of the Saudi riyal or other adverse consequences to the Saudi Arabian economy. Any sanctions could also result in the immediate freeze of Saudi Arabian securities and/or funds investing in prohibited assets, impairing the ability of an Underlying Fund to buy, sell, receive or deliver those securities and/or assets. In addition, Saudi Arabia’s economy relies heavily on cheap, foreign labor, and changes in the availability of this labor supply could have an adverse effect on the economy.
The securities markets in Saudi Arabia may not be as developed as those in other countries. As a result, securities markets in Saudi Arabia are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. Shares of certain Saudi Arabian companies tend to trade less frequently than those of companies on exchanges in more developed markets. Such infrequent trading may adversely affect the pricing of these securities and an Underlying Fund’s ability to sell these securities in the future.
Although the political situation in Saudi Arabia is largely stable, Saudi Arabia has historically experienced political instability, and there remains the possibility that the stability will not hold in the future or that instability in the larger Middle East region could adversely impact the economy of Saudi Arabia. Instability may be caused by military developments, government interventions in the marketplace, terrorism, extremist attitudes, attempted social or political reforms, religious differences, or other factors. Additionally, anti-Western views held by certain groups in the Middle East may influence government policies
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regarding foreign investment. Further developments in U.S. relations with Saudi Arabia and other Middle-Eastern countries may affect these attitudes and policies. The U.S. is a significant trading partner of, or foreign investor in, Saudi Arabia. As a result, economic conditions of Saudi Arabia may be particularly affected by changes in the U.S. economy. A decrease in U.S. imports or exports, new trade and financial regulations or tariffs, changes in the U.S. dollar exchange rate or an economic slowdown in the U.S. may have a material adverse effect on the economic conditions of Saudi Arabia and, as a result, securities to which an Underlying Fund has exposure. Political instability in North Africa and the larger Middle East region has caused significant disruptions to many industries. Continued political and social unrest in these areas may negatively affect the value of securities in an Underlying Fund’s portfolio.
Certain issuers located in Saudi Arabia may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. An Underlying Fund, as an investor in such issuers, will be indirectly subject to those risks.
Risk of Investing in the Consumer Discretionary Sector.  Companies engaged in the design, production or distribution of products or services for the consumer discretionary sector (including, without limitation, television and radio broadcasting, manufacturing, publishing, recording and musical instruments, motion pictures, photography, amusement and theme parks, gaming casinos, sporting goods and sports arenas, camping and recreational equipment, toys and games, apparel, travel-related services, automobiles, hotels and motels, and fast food and other restaurants) are subject to the risk that their products or services may become obsolete quickly. The success of these companies can depend heavily on disposable household income and consumer spending. During periods of an expanding economy, the consumer discretionary sector may outperform the consumer staples sector, but may underperform when economic conditions worsen. Moreover, the consumer discretionary sector can be significantly affected by several factors, including, without limitation, the performance of domestic and international economies, exchange rates, changing consumer preferences, demographics, marketing campaigns, cyclical revenue generation, consumer confidence, commodity price volatility, labor relations, interest rates, import and export controls, intense competition, technological developments and government regulation.
Risk of Investing in the Consumer Staples Sector.  Companies in the consumer staples sector may be adversely affected by changes in the global economy, consumer spending, competition, demographics and consumer preferences, and production spending. Companies in the consumer staples sector may also be affected by changes in global economic, environmental and political events, economic conditions, the depletion of resources, and government regulation. For instance, government regulations may affect the permissibility of using various food additives and production methods of companies that make food products, which could affect company profitability. Companies in the consumer staples sector also may be subject to risks pertaining to the supply of, demand for and prices of raw materials. The prices of raw materials fluctuate in response to a number of factors, including, without limitation, changes in government agricultural support programs, exchange rates, import and export controls, changes in international agricultural and trading policies, and seasonal and weather conditions. Companies in the consumer staples sector may be subject to severe competition, which may also have an adverse impact on their profitability.
Risk of Investing in the Energy Sector.  Companies in the energy sector are strongly affected by the levels and volatility of global energy prices, energy supply and demand, government regulations and policies, energy production and conservation efforts, technological change, development of alternative energy sources, and other factors that they cannot control. These companies may also lack resources and have limited business lines. Energy companies may have relatively high levels of debt and may be more likely to restructure their businesses if there are downturns in certain energy markets or in the global economy. If an energy company in an Underlying Fund's portfolio becomes distressed, an Underlying Fund could lose all or a substantial portion of its investment.
The energy sector is cyclical and is highly dependent on commodity prices; prices and supplies of energy may fluctuate significantly over short and long periods of time due to, among other things, national and international political changes, Organization of Petroleum Exporting Countries (“OPEC”) policies, changes in relationships among OPEC members and between OPEC and oil-importing nations, the regulatory environment, taxation policies, and the economy of the key energy-consuming countries. Commodity prices have recently been subject to increased volatility and declines, which may negatively affect companies in which an Underlying Fund invests. For example, in the context of the COVID-19 outbreak and disputes among oil-producing countries regarding potential limits on the production of crude oil, the energy sector has
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experienced increased volatility. In particular, significant market volatility occurred and is continuing in the crude oil markets as well as the oil futures markets, which resulted in the market price of the front month futures contract falling below zero for a period of time.
Companies in the energy sector may be adversely affected by terrorism, natural disasters or other catastrophes. While the Fund seeks to invest in companies with positive or favorable environmental and social characteristics, companies in the energy sector are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims. Disruptions in the oil industry or shifts in fuel consumption may significantly impact companies in this sector. Significant oil and gas deposits are located in emerging markets countries where corruption and security may raise significant risks, in addition to the other risks of investing in emerging markets. Additionally, the Middle East, where many companies in the energy sector may operate, has historically and recently experienced widespread social unrest.
Companies in the energy sector may also be adversely affected by changes in exchange rates, interest rates, economic conditions, tax treatment, government regulation and intervention, negative perception, efforts at energy conservation and world events in the regions in which the companies operate (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). Because a significant portion of revenues of companies in this sector is derived from a relatively small number of customers that are largely composed of governmental entities and utilities, governmental budget constraints may have a significant impact on the stock prices of companies in this sector. The energy sector is highly regulated. Entities operating in the energy sector are subject to significant regulation of nearly every aspect of their operations by governmental agencies. Such regulation can change rapidly or over time in both scope and intensity. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may materially adversely affect the financial performance of companies in the energy sector.
Risk of Investing in the Financials Sector.  Companies in the financials sector include small, regional and money center banks, securities brokerage firms, asset management companies, savings banks and thrift institutions, specialty finance companies (e.g., credit card, mortgage providers), insurance and insurance brokerage firms, consumer finance firms, financial conglomerates and foreign banking and financial companies.
Most financial companies are subject to extensive governmental regulation, which limits their activities and may affect their ability to earn a profit from a given line of business. Government regulation may change frequently and may have significant adverse consequences for companies in the financials sector, including effects not intended by the regulation. Direct governmental intervention in the operations of financial companies and financial markets may materially and adversely affect the companies in which an Underlying Fund invests, including legislation in many countries that may increase government regulation, repatriation and other intervention. The impact of governmental intervention and legislative changes on any individual financial company or on the financials sector as a whole cannot be predicted. The valuation of financial companies has been and continues to be subject to unprecedented volatility and may be influenced by unpredictable factors, including interest rate risk and sovereign debt default. Certain financial businesses are subject to intense competitive pressures, including market share and price competition. Financial companies in foreign countries are subject to market-specific and general regulatory and interest rate concerns. In particular, government regulation in certain foreign countries may include taxes and controls on interest rates, credit availability, minimum capital requirements, bans on short sales, limits on prices and restrictions on currency transfers. In addition, companies in the financials sector may be the targets of hacking and potential theft of proprietary or customer information or disruptions in service, which could have a material adverse effect on their businesses.
The profitability of banks, savings and loan associations and other financial companies is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change; for instance, when interest rates go up, the value of securities issued by many types of companies in the financials sector generally goes down. In other words, financial companies may be adversely affected in certain market cycles, including, without limitation, during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and during periods of declining economic conditions, which may cause, among other things, credit losses due to financial difficulties of borrowers.
In addition, general economic conditions are important to the operations of these companies, and financial difficulties of borrowers may have an adverse effect on the profitability of financial companies. Companies in the financials sector are exposed directly to the credit risk of their borrowers and counterparties, who may be leveraged to an unknown degree,
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including through swaps and other derivatives products, and who at times may be unable to meet their obligations to the financial services companies. Financial services companies may have significant exposure to the same borrowers and counterparties, with the result that a borrower’s or counterparty’s inability to meet its obligations to one company may affect other companies with exposure to the same borrower or counterparty. This interconnectedness of risk, including cross-default risk, may result in significant negative impacts to the financial condition and reputation of companies with direct exposure to the defaulting counterparty as well as adverse cascading effects in the markets and the financials sector generally. Financial companies can be highly dependent upon access to capital markets, and any impediments to such access, such as adverse overall economic conditions or a negative perception in the capital markets of a financial company’s financial condition or prospects, could adversely affect its business. Deterioration of credit markets can have an adverse impact on a broad range of financial markets, causing certain financial companies to incur large losses. In these conditions, companies in the financials sector may experience significant declines in the valuation of their assets, take actions to raise capital and even cease operations. Some financial companies may also be required to accept or borrow significant amounts of capital from government sources and may face future government-imposed restrictions on their businesses or increased government intervention. In addition, there is no guarantee that governments will provide any such relief in the future. These actions may cause the securities of many companies in the financials sector to decline in value.
Risk of Investing in the Healthcare Sector.  Companies in the healthcare sector are often issuers whose profitability may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising or falling costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, a limited number of products, industry innovation, changes in technologies and other market developments. Many healthcare companies are heavily dependent on patent protection and the actual or perceived safety and efficiency of their products.
Patents have a limited duration, and, upon expiration, other companies may market substantially similar “generic” products that are typically sold at a lower price than the patented product, which can cause the original developer of the product to lose market share and/or reduce the price charged for the product, resulting in lower profits for the original developer. As a result, the expiration of patents may adversely affect the profitability of these companies.
In addition, because the products and services of many companies in the healthcare sector affect the health and well-being of many individuals, these companies are especially susceptible to extensive litigation based on product liability and similar claims. Healthcare companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the healthcare sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, which can result in increased development costs, delayed cost recovery and loss of competitive advantage to the extent that rival companies have developed competing products or procedures, adversely affecting the company’s revenues and profitability. In other words, delays in the regulatory approval process may diminish the opportunity for a company to profit from a new product or to bring a new product to market, which could have a material adverse effect on a company’s business. Healthcare companies may also be strongly affected by scientific biotechnology or technological developments, and their products may quickly become obsolete. Also, many healthcare companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws. Changes in governmental policies or laws may span a wide range of topics, including cost control, national health insurance, incentives for compensation in the provision of healthcare services, tax incentives and penalties related to healthcare insurance premiums, and promotion of prepaid healthcare plans. In addition, a number of legislative proposals concerning healthcare have been considered by the U.S. Congress in recent years. It is unclear what proposals will ultimately be enacted, if any, and what effect they may have on companies in the healthcare sector.
Additionally, the expansion of facilities by healthcare-related providers may be subject to “determinations of need” by certain government authorities. This process not only generally increases the time and costs involved in these expansions, but also makes expansion plans uncertain, limiting the revenue and profitability growth potential of healthcare-related facilities operators and negatively affecting the prices of their securities. Moreover, in recent years, both local and national governmental budgets have come under pressure to reduce spending and control healthcare costs, which could both adversely affect regulatory processes and public funding available for healthcare products, services and facilities.
Risk of Investing in the Industrials Sector.  The value of securities issued by companies in the industrials sector may be adversely affected by supply of and demand for both their specific products or services and for industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, trade disputes, world events and economic conditions may affect the performance of companies in the industrials sector. The industrials sector may also be adversely affected by
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changes or trends in commodity prices, which may be influenced by unpredictable factors. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies, which are typically under pressure from efforts to control government budgets. Transportation stocks, a component of the industrials sector, are cyclical and can be significantly affected by economic changes, fuel prices, labor relations and insurance costs. Transportation companies in certain countries may also be subject to significant government regulation and oversight, which may adversely affect their businesses. For example, commodity price declines and unit volume reductions resulting from an over-supply of materials used in the industrials sector can adversely affect the sector. Furthermore, while the Underlying Funds seek to invest in companies with positive or favorable environmental, social, and governance (“ESG”) characteristics, companies in the industrials sector may be subject to liability for environmental damage, product liability claims, depletion of resources, and mandated expenditures for safety and pollution control.
Risk of Investing in the Information Technology Sector.  Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. Finally, while all companies may be susceptible to network security breaches, certain companies in the information technology sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses. These risks are heightened for information technology companies in foreign markets.
Risk of Investing in the Materials Sector.  Companies in the materials sector may be adversely affected by commodity price volatility, exchange rates, social and political unrest, import controls, increased competition, depletion of resources, technical progress, labor relations and government regulations, and mandated expenditures for safety and pollution control, among other factors. Such risks may adversely affect the issuers to which the Funds and the Underlying Funds have exposure. While the Underlying Funds seek to invest in companies with positive or favorable environmental, social, and governance (“ESG”) characteristics, companies in the materials sector are also at risk of liability for environmental damage and product liability claims. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns. These risks are heightened for companies in the materials sector located in foreign markets.
Risk of Investing in the Real Estate Industry.  Companies in the real estate industry include companies that invest in real estate, such as real estate investment trusts (“REITs”), real estate holding and operating companies or real estate development companies (collectively, “Real Estate Companies”). Investing in Real Estate Companies exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which Real Estate Companies are organized and operated. The real estate industry is highly sensitive to general and local economic conditions and developments, and characterized by intense competition and periodic overbuilding. Investing in Real Estate Companies involves various risks. Some risks that are specific to Real Estate Companies are discussed in greater detail below.
Concentration Risk. Real Estate Companies may own a limited number of properties and concentrate their investments in a particular geographic region or property type. Economic downturns affecting a particular region, industry or property type may lead to a high volume of defaults within a short period.
Distressed Investment Risk. Real Estate Companies may invest in distressed, defaulted or out-of-favor bank loans. Identification and implementation by a Real Estate Company of loan modification and restructure programs involves a high degree of uncertainty. Even successful implementation may still require adverse compromises and may not prevent bankruptcy. Real Estate Companies may also invest in other debt instruments that may become non-performing, including the securities of companies with higher credit and market risk due to financial or operational difficulties. Higher risk securities may be less liquid and more volatile than the securities of companies not in distress.
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Illiquidity Risk. Investing in Real Estate Companies may involve risks similar to those associated with investing in small-capitalization companies. Real Estate Company securities, like the securities of small-capitalization companies, may be more volatile than, and perform differently from, shares of large-capitalization companies. There may be less trading in Real Estate Company shares, which means that buy and sell transactions in those shares could have a magnified impact on share price, resulting in abrupt or erratic price fluctuations. In addition, real estate is relatively illiquid, and, therefore, a Real Estate Company may have a limited ability to vary or liquidate properties in response to changes in economic or other conditions.
Interest Rate Risk. Rising interest rates could result in higher costs of capital for Real Estate Companies, which could negatively impact a Real Estate Company’s ability to meet its payment obligations. Declining interest rates could result in increased prepayment on loans and require redeployment of capital in less desirable investments.
Leverage Risk. Real Estate Companies may use leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a Real Estate Company’s operations and market value in periods of rising interest rates. Real Estate Companies are also exposed to the risks normally associated with debt financing. Financial covenants related to a Real Estate Company’s leverage may affect the ability of the Real Estate Company to operate effectively. In addition, real property may be subject to the quality of credit extended and defaults by borrowers and tenants. If the properties do not generate sufficient income to meet operating expenses, including, where applicable, debt service, ground lease payments, tenant improvements, third-party leasing commissions and other capital expenditures, the income and ability of a Real Estate Company to make payments of any interest and principal on its debt securities will be adversely affected.
Loan Foreclosure Risk. Real Estate Companies may foreclose on loans that the Real Estate Company originated and/or acquired. Foreclosure may generate negative publicity for the underlying property that affects its market value. In addition to the length and expense of such proceedings, the validity of the terms of the applicable loan may not be recognized in foreclosure proceedings. Claims and defenses asserted by borrowers or other lenders may interfere with the enforcement of rights by a Real Estate Company. Parallel proceedings, such as bankruptcy, may also delay resolution and limit the amount of recovery on a foreclosed loan by a Real Estate Company even where the property underlying the loan is liquidated.
Management Risk. Real Estate Companies are dependent upon management skills and may have limited financial resources. Real Estate Companies are generally not diversified and may be subject to heavy cash flow dependency, default by borrowers and voluntary liquidation. In addition, transactions between Real Estate Companies and their affiliates may be subject to conflicts of interest, which may adversely affect a Real Estate Company’s shareholders. A Real Estate Company may also have joint venture investments in certain of its properties, and, consequently, its ability to control decisions relating to such properties may be limited.
Property Risk. Real Estate Companies may be subject to risks relating to functional obsolescence or reduced desirability of properties; extended vacancies due to economic conditions and tenant bankruptcies; catastrophic events such as earthquakes, hurricanes and terrorist acts; and casualty or condemnation losses. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changes in consumer preferences and values, or increasing vacancies or declining rents resulting from legal, cultural, technological, global or local economic developments.
Regulatory Risk. Real estate income and values may be adversely affected by such factors as applicable domestic and foreign laws (including tax laws). Government actions, such as tax increases, zoning law changes, mandated closures or other commercial restrictions or environmental regulations, also may have a major impact on real estate income and values. In addition, quarterly compliance with regulations limiting the proportion of asset types held by a U.S. REIT may force certain Real Estate Companies to liquidate or restructure otherwise attractive investments. Some countries may not recognize REITs or comparable structures as a viable form of real estate funds.
Underlying Investment Risk. Real Estate Companies make investments in a variety of debt and equity instruments with varying risk profiles. For instance, Real Estate Companies may invest in debt instruments secured by commercial property that have higher risks of delinquency and foreclosure than loans on single family homes due to a variety of factors associated with commercial property, including the tie between income available to service debt and productive use of the property. Real Estate Companies may also invest in debt instruments and preferred equity that are junior in an issuer’s capital structure and that involve privately negotiated structures. Subordinated debt investments, such as B-Notes and mezzanine loans, involve a greater credit risk of default due to the need to service more senior debt of the issuer. Similarly, preferred equity investments involve a greater risk of loss than conventional debt financing due to their non-collateralized nature and subordinated ranking. Investments in CMBS may also be junior in priority in the event of bankruptcy or similar proceedings. Investments in senior loans may be effectively subordinated if the senior loan is pledged as collateral. The ability of a holder of junior claims
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to proceed against a defaulting issuer is circumscribed by the terms of the particular contractual arrangement, which vary considerably from transaction to transaction.
U.S. Tax Risk. Certain U.S. Real Estate Companies are subject to special U.S. federal tax requirements. A REIT that fails to comply with such tax requirements may be subject to U.S. federal income taxation, which may affect the value of the REIT and the characterization of the REIT’s distributions. The U.S. federal tax requirement that a REIT distribute substantially all of its net income to its shareholders may result in a REIT having insufficient capital for future expenditures. A REIT that successfully maintains its qualification may still become subject to U.S. federal, state and local taxes, including excise, penalty, franchise, payroll, mortgage recording, and transfer taxes, both directly and indirectly through its subsidiaries. Because REITs often do not provide complete tax information until after the calendar year-end, an Underlying Fund may at times need to request permission to extend the deadline for issuing your tax reporting statement or supplement the information otherwise provided to you.
Risk of Investing in the Utilities Sector.  The utilities sector may be adversely affected by changing commodity prices, government regulation stipulating rates charged by utilities, increased tariffs, changes in tax laws, interest rate fluctuations and changes in the cost of providing specific utility services. The utilities industry is also subject to potential terrorist attacks, natural disasters and severe weather conditions, as well as regulatory and operational burdens associated with the operation and maintenance of nuclear facilities. Government regulators monitor and control utility revenues and costs, and therefore may limit utility profits. Federal legislation may facilitate the construction of electric transmission lines not only by public utilities but also by independent transmission developers, which could increase competition in the wholesale electricity markets. In certain countries, regulatory authorities may also restrict a company’s access to new markets, thereby diminishing the company’s long-term prospects.
There are substantial differences among the regulatory practices and policies of various jurisdictions, and any regulatory agency may make major shifts in policy from time to time. There is no assurance that regulatory authorities will, in the future, grant rate increases. Additionally, existing and possible future regulatory legislation may make it even more difficult for utilities to obtain adequate relief. Certain of the issuers of securities held in an Underlying Funds' portfolio may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing policies and impose additional requirements governing the licensing, construction and operation of nuclear power plants. Prolonged changes in climate conditions can also have a significant impact on both the revenues of an electric and gas utility as well as the expenses of a utility, particularly a hydro-based electric utility.
The rates that traditional regulated utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Rate changes may occur only after a prolonged approval period or may not occur at all, which could adversely affect utility companies when costs are rising. The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. As a result, some companies may be forced to defend their core business and may be less profitable. Deregulation may also permit a utility company to expand outside of its traditional lines of business and engage in riskier ventures.
Proxy Voting Policies
The Board has delegated the voting of proxies for each Fund’s securities to BFA pursuant to (i) the Open-End Active and Fixed Income Index Fund Proxy Voting Policy (the “Active Fund Proxy Voting Policy”), with respect to certain Funds, and (ii) the Index Equity Fund Proxy Voting Policy, with respect to certain other Funds, as applicable. Please refer to the table below, which discloses the policy applicable to each Fund in this SAI. Information that does not apply to a Fund does not form a part of that Fund’s SAI and should not be relied on by investors in that Fund. Only information that is clearly identified as applicable to a Fund is considered to form a part of that Fund’s SAI.
With respect to Funds covered by the Active Fund Proxy Voting Policy, BFA has adopted the BlackRock Active Investment Stewardship - Global Engagement and Voting Guidelines (the “BAIS Guidelines”). Certain of such Funds, as listed within the Active Fund Proxy Voting Policy and as disclosed in the table below, follow supplemental guidelines within the BAIS
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Guidelines that are applicable to certain climate and decarbonization issues (the “BAIS Climate and Decarbonization Stewardship Guidelines”).
With respect to Funds covered by the Index Equity Fund Proxy Voting Policy, BFA has adopted the BlackRock Investment Stewardship (“BIS”) Global Benchmark Policy, comprised of the Global Principles for Benchmark Policies, regional voting guidelines, and engagement priorities, which are each available upon request. In addition, certain of such Funds, as listed within the Index Equity Fund Proxy Voting Policy and as disclosed in the table below, follow supplemental guidelines that are applicable to certain climate and decarbonization issues (the “BIS Climate and Decarbonization Stewardship Guidelines”).

Fund	Open-End Active and Fixed Income Index Fund Proxy Voting Policy	BAIS Climate and Decarbonization Stewardship Guidelines Apply	Index Equity Fund Proxy Voting Policy	BIS Climate and Decarbonization Stewardship Guidelines Apply
iShares ESG Aware 80/20 Aggressive Allocation ETF			X
iShares ESG Aware 30/70 Conservative Allocation ETF			X
iShares ESG Aware 60/40 Balanced Allocation ETF			X
iShares ESG Aware 40/60 Moderate Allocation ETF			X
If a Fund invests in an underlying fund managed by BlackRock, the Fund will use its proxy voting policy when voting on proxies for the underlying fund while the underlying fund will use its proxy voting policy when voting proxies on investments the underlying fund holds. Therefore, the Fund may use the Active Fund Proxy Voting Policy while an underlying fund may use the Index Equity Fund Proxy Voting Policy, and the opposite is also true.
Copies of the Active Fund Proxy Voting Policy, Index Equity Fund Proxy Voting Policy, the BAIS Guidelines, the Global Principles for Benchmark Policies and the BIS Climate and Decarbonization Stewardship Guidelines are included in Appendix A of this SAI.
Information with respect to how proxies relating to each Fund’s portfolio securities, when available, were voted during the 12-month period ended June 30 is available: (i) without charge, upon request, by calling 1-800-iShares (1-800-474-2737) or through the Fund’s website at www.blackrock.com/proxyrecords; and (ii) on the SEC’s website at www.sec.gov.
Portfolio Holdings Information
On each Business Day (as defined in the Creation and Redemption of Creation Units section of this SAI), prior to the opening of regular trading on the Fund’s primary listing exchange, a Fund discloses on its website (www.iShares.com) certain information relating to the portfolio holdings that will form the basis of a Fund’s next net asset value per share calculation.
In addition, certain information may also be made available to certain parties:
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Communications of Data Files: A Fund may make available through the facilities of the National Securities Clearing Corporation (“NSCC”) or through posting on the www.iShares.com, prior to the opening of trading on each business day, a list of a Fund’s holdings (generally pro-rata) that Authorized Participants could deliver to a Fund to settle purchases of a Fund (i.e., Deposit Securities) or that Authorized Participants would receive from a Fund to settle redemptions of a Fund (i.e., Fund Securities). These files are known as the Portfolio Composition File and the Fund Data File (collectively, “Files”). The Files are applicable for the next trading day and are provided to the NSCC and/or posted on www.iShares.com after the close of markets in the U.S.
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Communications with Authorized Participants, Liquidity Providers and Certain Other Third Parties: Certain employees of BlackRock are responsible for interacting with Authorized Participants and liquidity providers with respect to discussing custom basket proposals as described in the Custom Baskets section of this SAI. As part of these discussions, these employees may discuss with an Authorized Participant or liquidity provider the securities a Fund is willing to accept for a creation, and securities that a Fund will provide on a redemption.
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BlackRock employees may also discuss portfolio holdings-related information with broker/dealers, in connection with settling a Fund’s transactions, and securities lending borrowers in connection with loan transactions, each as may be necessary to conduct business in the ordinary course in a manner consistent with the disclosure in the Fund’s current registration statement.
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Communications with Listing Exchanges: From time to time, employees of BlackRock may discuss portfolio holdings information with the applicable primary listing exchange for a Fund as needed to meet the exchange listing standards.
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Communications with Other Portfolio Managers: Certain information may be provided to employees of BlackRock who manage funds that invest a significant percentage of their assets in shares of an underlying fund as necessary to manage the fund’s investment objective and strategy.
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Communication of Other Information: Certain explanatory information regarding the Files is released to Authorized Participants and liquidity providers on a daily basis, but is only done so after the Files are posted to www.iShares.com.
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Third-Party Service Providers: Certain portfolio holdings information may be disclosed to Fund Trustees and their counsel, outside counsel for the Funds, auditors and to certain third-party service providers (i.e., fund administrator, custodian, proxy voting service) for which a non-disclosure, confidentiality agreement or other obligation is in place with such service providers, as may be necessary to conduct business in the ordinary course in a manner consistent with applicable policies, agreements with the Funds, the terms of the current registration statements and federal securities laws and regulations thereunder.
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Liquidity Metrics: “Liquidity Metrics,” which seek to ascertain a Fund’s liquidity profile under BlackRock’s global liquidity risk methodology, include but are not limited to: (a) disclosure regarding the number of days needed to liquidate a portfolio or the portfolio’s underlying investments; and (b) the percentage of a Fund’s NAV invested in a particular liquidity tier under BlackRock’s global liquidity risk methodology. The dissemination of position-level liquidity metrics data and any non-public regulatory data pursuant to the Liquidity Rule (including SEC liquidity tiering) is not permitted unless pre-approved. Disclosure of portfolio-level liquidity metrics prior to 60 calendar days after calendar quarter-end requires a non-disclosure or confidentiality agreement and approval of the Trust’s Chief Compliance Officer. Portfolio-level liquidity metrics disclosure subsequent to 60 calendar days after calendar quarter-end requires the approval of portfolio management and must be disclosed to all parties requesting the information if disclosed to any party.
The Trust’s Chief Compliance Officer or his delegate may authorize disclosure of portfolio holdings information pursuant to the above policy and procedures, subject to restrictions on selective disclosure imposed by applicable law. The Board reviews the policy and procedures for disclosure of portfolio holdings information at least annually.
Construction and Maintenance of the Underlying Indexes
Descriptions of the Underlying Indexes are provided below.
The BlackRock ESG Aware Allocation Index Series
Index Construction
Each Underlying Index is composed of a portfolio of equity and fixed income Underlying Funds that invest primarily in companies or issuers that exhibit positive environmental, social and governance (“ESG”) characteristics as identified by the index provider of each Underlying Fund in distinct asset classes, such as large-, mid-, or small-capitalization U.S. or non-U.S. equity, and the broad U.S. dollar-denominated investment-grade bond market. At the semi-annual rebalancing in April and October, the weights of the Underlying ETFs representing equity or fixed income asset classes are determined according to the following steps:
1.
The weights allocated to equity and fixed income are pre-determined for each index as indicated in the table below.
Allocation to Equity and Fixed Income
Index	Equity	Fixed Income
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Allocation to Equity and Fixed Income
BlackRock ESG Aware Aggressive Allocation Index	80%	20%
BlackRock ESG Aware Conservative Allocation Index	30%	70%
BlackRock ESG Aware Balanced Allocation Index	60%	40%
BlackRock ESG Aware Moderate Allocation Index	40%	60%
2.
The relative weights of Underlying Funds representing equity are determined using the free float-adjusted market capitalization of the parent index of each Underlying Fund’s respective index.
3.
The weight to the fixed income asset class is represented entirely by the iShares ESG Aware U.S. Aggregate Bond ETF.
Eligible Securities.  Each Underlying Index is composed exclusively of iShares ETFs that invest primarily in companies or issuers that exhibit positive ESG characteristics as identified by the index provider of each Underlying Fund. To be eligible for inclusion in an index, an ETF must track a benchmark that exhibits positive ESG characteristics, is broadly representative of a major asset class and be registered as an investment company under the 1940 Act. As of July 31, 2025, the universe of eligible asset classes and the instruments used to represent each ETF are:
Asset Class	iShares ETF
U.S. Large- and Mid-Cap	iShares ESG Aware MSCI USA ETF
U.S. Small-Cap	iShares ESG Aware MSCI Small-Cap ETF
Developed Markets	iShares ESG Aware MSCI EAFE ETF
Emerging Markets	iShares ESG Aware MSCI EM ETF
Developed Markets	iShares ESG Aware U.S. Aggregate Bond ETF
Index Changes. Index constituents are not expected to change between rebalancing periods. The activities of the Index Provider are overseen by the Index Services Governance Committee(“ISGCo”). ISGCo provides oversight for activities pertaining to the calculation and dissemination of BlackRock proprietary Indices and ensure adherence to any policies, procedures and business practices relating to the activities of the Index Provider. If for example, an Underlying Fund is delisted by its principal exchange, this would constitute an index methodology change and the Index Provider's policy governing methodology changes would apply.
Rebalancing. Each index is rebalanced semi-annually after the market close on the last business day of April and October. Market capitalization data used to determine the weights of each Underlying Fund representing equity asset classes at the rebalance is from 5 business days prior to the last business day of April and October.
BlackRock ESG Aware Aggressive Allocation Index
Number of Constituent ETFs: 5
Index Description. The BlackRock ESG Aware Aggressive Allocation Index is composed of a portfolio of ESG-oriented equity and fixed income Underlying Funds and measures the performance of the Index Provider’s fixed allocation strategy that is intended to represent a “aggressive” risk profile with a 20% allocation to fixed income and a 80% allocation to equities, as defined by the Index Provider.
BlackRock ESG Aware Conservative Allocation Index
Number of Constituent ETFs: 5
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Index Description. The BlackRock ESG Aware Conservative Allocation Index is composed of a portfolio of ESG-oriented equity and fixed income Underlying Funds and measures the performance of the Index Provider’s fixed allocation strategy that is intended to represent a “conservative” risk profile with a 70% allocation to fixed income and a 30% allocation to equities, as defined by the Index Provider.
BlackRock ESG Aware Balanced Allocation Index
Number of Constituent ETFs: 5
Index Description. The BlackRock ESG Aware Balanced Allocation Index is composed of a portfolio of ESG-oriented equity and fixed income Underlying Funds and measures the performance of the Index Provider’s fixed allocation strategy that is intended to represent a “growth” risk profile with a 40% allocation to fixed income and a 60% allocation to equities, as defined by the Index Provider.
BlackRock ESG Aware Moderate Allocation Index
Number of Constituent ETFs: 5
Index Description. The BlackRock ESG Aware Moderate Allocation Index is composed of a portfolio of ESG-oriented equity and fixed income Underlying Funds and measures the performance of the Index Provider’s fixed allocation strategy that is intended to represent a “moderate” risk profile with a 60% allocation to fixed income and a 40% allocation to equities, as defined by the Index Provider.
The BlackRock ESG Aware Aggressive Allocation Index, BlackRock ESG Aware Conservative Allocation Index, BlackRock ESG Aware Balanced Allocation Index and BlackRock ESG Aware Moderate Allocation Index are calculated by BlackRock Index Services, LLC. For the avoidance of doubt, neither MSCI Inc. nor its affiliates is the benchmark “administrator” for, or a “contributor”, “submitter” or “supervised contributor” to, the BlackRock ESG Aware Aggressive Allocation Index, BlackRock ESG Aware Conservative Allocation Index, BlackRock ESG Aware Balanced Allocation Index and BlackRock ESG Aware Moderate Allocation Index, and no information or data provided by MSCI Inc. or its affiliates is considered a “contribution” or “submission” in relation to the BlackRock ESG Aware Aggressive Allocation Index, BlackRock ESG Aware Conservative Allocation Index, BlackRock ESG Aware Balanced Allocation Index and BlackRock ESG Aware Moderate Allocation Index, as those terms may be defined in any rules, laws, regulations, legislation or international standards. Any relevant MSCI data is provided “AS IS” without warranty or liability and no copying or distribution is permitted. MSCI does not make any representation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recommend or endorse any investment or strategy, including any financial products or strategies based on, tracking or otherwise utilizing any BlackRock ESG Aware Aggressive Allocation Index, BlackRock ESG Aware Conservative Allocation Index, BlackRock ESG Aware Balanced Allocation Index and BlackRock ESG Aware Moderate Allocation Index.
iShares ESG Aware 80/20 Aggressive Allocation ETF, iShares ESG Aware 30/70 Conservative Allocation ETF, iShares ESG Aware 60/40 Balanced Allocation ETF and iShares ESG Aware 40/60 Moderate Allocation ETF are not sponsored, endorsed, sold or promoted by BlackRock Index Services, LLC. BlackRock Index Services, LLC makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in funds generally or in the Funds particularly or the ability of the Underlying Indexes to track general stock market performance. BlackRock Index Services, LLC is the licensor of certain trademarks, service marks and trade names of BlackRock Index Services, LLC and of the Underlying Indexes, which are determined, composed and calculated by BlackRock Index Services, LLC without regard to the issuer of the Funds or the Funds. BlackRock Index Services, LLC has no obligation to take the needs of the issuer of the Funds or the owners of the Funds into consideration in determining, composing or calculating the Underlying Indexes. BlackRock Index Services, LLC is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares are redeemable. BlackRock Index Services, LLC has no obligation or liability to owners of the Funds in connection with the administration, marketing or trading of the Funds.
ALTHOUGH BLACKROCK INDEX SERVICES, LLC SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDEXES FROM SOURCES THAT BLACKROCK INDEX SERVICES, LLC CONSIDERS RELIABLE, BLACKROCK INDEX SERVICES, LLC DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA INCLUDED THEREIN. BLACKROCK INDEX SERVICES, LLC DOES NOT MAKE ANY WARRANTY,
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EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, LICENSEE’S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. BLACKROCK INDEX SERVICES, LLC MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND BLACKROCK INDEX SERVICES, LLC HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL BLACKROCK INDEX SERVICES, LLC HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
Investment Policies
The Board has adopted as fundamental policies the following numbered investment policies, which cannot be changed without the approval of the holders of a majority of the applicable Fund’s outstanding voting securities. A vote of a majority of the outstanding voting securities of each Fund is defined in the Investment Company Act as the lesser of (i) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities of each Fund are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of each Fund. Each Fund has also adopted certain non-fundamental investment policies, including its investment objective. Non-fundamental investment policies may be changed by the Board without shareholder approval. Therefore, each Fund may change its investment objective and its Underlying Index without shareholder approval.
Fundamental Investment Policies
Each Fund may not:
1.
Concentrate its investments in a particular industry, as that term is used in the Investment Company Act, except that the Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the securities of a particular industry or group of industries.
2.
Borrow money, except as permitted under the Investment Company Act.
3.
Issue senior securities to the extent such issuance would violate the Investment Company Act.
4.
Purchase or hold real estate, except the Fund may purchase and hold securities or other instruments that are secured by, or linked to, real estate or interests therein, securities of REITs, mortgage-related securities and securities of issuers engaged in the real estate business, and the Fund may purchase and hold real estate as a result of the ownership of securities or other instruments.
5.
Underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be an underwriting or as otherwise permitted by applicable law.
6.
Purchase or sell commodities or commodity contracts, except as permitted by the Investment Company Act.
7.
Make loans to the extent prohibited by the Investment Company Act.
Notations Regarding each Fund's Fundamental Investment Policies
The following notations are not considered to be part of each Fund’s fundamental investment policies and are subject to change without shareholder approval.
With respect to the fundamental policy relating to concentration set forth in (1) above, the Investment Company Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. The policy in (1) above will be interpreted to refer to concentration as that term may be interpreted from time to time. The policy also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. There also will be no limit on investment in issuers domiciled in a single jurisdiction or country. Finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents. Each foreign
41

government will be considered to be a member of a separate industry. With respect to each Fund's industry classifications, each Fund currently utilizes any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. The policy also will be interpreted to give broad authority to each Fund as to how to classify issuers within or among industries.
With respect to the fundamental policy relating to borrowing money set forth in (2) above, the Investment Company Act permits each Fund to borrow money in amounts of up to one-third of the Fund's total assets from banks for any purpose, and to borrow up to 5% of the Fund's total assets from banks or other lenders for temporary purposes. (The Fund's total assets include the amounts being borrowed.) To limit the risks attendant to borrowing, the Investment Company Act requires each Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of each Fund's total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Borrowing money to increase portfolio holdings is known as “leveraging.” Certain trading practices and investments, such as reverse repurchase agreements, may be considered to be borrowings or involve leverage and thus are subject to the Investment Company Act restrictions. In accordance with Rule 18f-4 under the Investment Company Act, when each Fund engages in reverse repurchase agreements and similar financing transactions, the Fund may either (i) maintain asset coverage of at least 300% with respect to such transactions and any other borrowings in the aggregate, or (ii) treat such transactions as “derivatives transactions” and comply with Rule 18f-4 with respect to such transactions. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy.
With respect to the fundamental policy relating to underwriting set forth in (5) above, the Investment Company Act does not prohibit a fund from engaging in the underwriting business or from underwriting the securities of other issuers; in fact, in the case of diversified funds, the Investment Company Act permits a fund to have underwriting commitments of up to 25% of its assets under certain circumstances. Those circumstances currently are that the amount of a fund’s underwriting commitments, when added to the value of a fund’s investments in issuers where a fund owns more than 10% of the outstanding voting securities of those issuers, cannot exceed the 25% cap. A fund engaging in transactions involving the acquisition or disposition of portfolio securities may be considered to be an underwriter under the 1933 Act. Although it is not believed that the application of the 1933 Act provisions described above would cause a fund to be engaged in the business of underwriting, the policy in (5) above will be interpreted not to prevent a fund from engaging in transactions involving the acquisition or disposition of portfolio securities, regardless of whether a fund may be considered to be an underwriter under the 1933 Act or is otherwise engaged in the underwriting business to the extent permitted by applicable law.
With respect to the fundamental policy relating to lending set forth in (7) above, the Investment Company Act does not prohibit each Fund from making loans (including lending its securities); however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets (including lending its securities), except through the purchase of debt obligations or the use of repurchase agreements. In addition, collateral arrangements with respect to options, forward currency and futures transactions and other derivative instruments (as applicable), as well as delays in the settlement of securities transactions, will not be considered loans.
Non-Fundamental Investment Policies of the Funds.
Under its non-fundamental investment restrictions, which may be changed by the Board without shareholder approval, each Fund may not:
1.
Purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) of the Investment Company Act, at any time the Fund has knowledge that its shares are purchased by another investment company investor in reliance on the provisions of subparagraph (G) of Section 12(d)(1). The foregoing restriction does not restrict the Fund from acquiring the shares of registered open-end investment companies to the extent otherwise permissible under other provisions of the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.
2.
In accordance with Rule 35d-1 under the 1940 Act, under normal circumstances, invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the component securities (including indirect investments through the underlying fund) and other instruments of its Underlying Index or in depositary receipts representing component securities in its Underlying Index.
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A Fund will notify its shareholders at least 60 days prior to any change in its restrictions described in 2 above.
Notations Regarding each Fund’s Fundamental and Non-Fundamental Investment Policies
Unless otherwise indicated, all limitations under each Fund’s fundamental or non-fundamental investment restrictions apply only at the time that a transaction is undertaken. Any change in the percentage of each Fund’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in each Fund’s total assets will not require the Fund to dispose of an investment.
Continuous Offering
The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.
For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares and sells such shares directly to customers or if it chooses to couple the creation of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all of the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.
Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on the Listing Exchange generally is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is available only with respect to transactions on an exchange.
Management
Trustees and Officers.  The Board has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).
The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into the BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the iShares Complex (each, a “BlackRock Fund Complex”). Each Fund is included in the iShares Complex, which includes iShares Trust, iShares U.S. ETF Trust, and iShares, Inc. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the iShares Complex, which consists of 424 funds as of November 28, 2025. With the exception of Stephen Cohen, Robert S. Kapito and Aaron Wasserman, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito and Mr. Wasserman is c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The address of Mr. Cohen is c/o BlackRock, Inc., Drapers Gardens, 12 Throgmorton Avenue, London EC2N 2DL United Kingdom. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds' Trustees and officers may be found in this SAI, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).
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Interested Trustees
Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[1] (1957)	Trustee (since 2009).
President of BlackRock, Inc. (since
2006); Vice Chairman of BlackRock,
Inc. and Head of BlackRock’s
Portfolio Management Group (since
its formation in 1998) and BlackRock,
Inc.’s predecessor entities (since
1988); Trustee, University of
Pennsylvania (since 2009); President
of Board of Directors, Hope & Heroes
Children’s Cancer Fund (since 2002).
Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).
Stephen Cohen[2] (1975)	Trustee (since 2024).
Senior Managing Director, Head of
Global Product Solutions of
BlackRock, Inc. (since 2024); Senior
Managing Director, Head of Europe,
Middle East and Africa Regions of
BlackRock, Inc. (2021-2024); Head of
iShares Index and Wealth in EMEA of
BlackRock, Inc. (2017-2021); Global
Head of Fixed Income Indexing of
BlackRock, Inc. (2016-2017); Chief
Investment Strategist for
International Fixed Income and
iShares of BlackRock, Inc. (2011-
2015).
Director of iShares, Inc. (since 2024); Trustee of iShares U.S. ETF Trust (since 2024).

1
Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
2
Stephen Cohen is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
Independent Trustees
Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Kerrigan (1955)	Trustee (since 2005); Independent Board Chair (since 2022).	Chief Investment Officer, Santa Clara University (2002-2025).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2022).
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Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Jane D. Carlin (1956)	Trustee (since 2015); Securities Lending Committee Chair (since 2025).
Consultant (since 2012); Member of
the Audit Committee (2012-2018),
Chair of the Nominating and
Governance Committee (2017-2018)
and Director of PHH Corporation
(mortgage solutions) (2012-2018);
Managing Director and Global Head
of Financial Holding Company
Governance & Assurance and the
Global Head of Operational Risk
Management of Morgan Stanley
(2006-2012).

Director of iShares, Inc. (since 2015);
Trustee of iShares U.S. ETF Trust
(since 2015); Member of the Audit
Committee (since 2016), Chair of the
Audit Committee (since 2020) and
Director of The Hanover Insurance
Group, Inc. (since 2016).

Richard L. Fagnani (1954)	Trustee (since 2017); 15(c) Committee Chair (since 2025).	Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
Laura F. Fergerson (1962)	Trustee (since 2024); Audit Committee Chair (since 2025).	President, Franklin Templeton Services, LLC (2017-2024); Director of the Board of Crocker Art Museum Association (since 2019); President, Crocker Art Museum Foundation (2022-2023).	Director of iShares, Inc. (since 2024); Trustee of iShares U.S. ETF Trust (since 2024).
Cecilia H. Herbert (1949)	Trustee (since 2005).
Chair of the Finance Committee
(since 2019) and Trustee and
Member of the Finance, Audit and
Quality Committees of Stanford
Health Care (since 2016); Trustee of
WNET, New York's public media
company (since 2011) and Member
of the Audit Committee (since 2018),
Investment Committee (since 2011)
and Personnel Committee (since
2022); Member of the Wyoming
State Investment Funds Committee
(since 2022); Trustee of Forward
Funds (14 portfolios) (2009-2018);
Trustee of Salient MF Trust (4
portfolios) (2015-2018); Director of
the Jackson Hole Center for the Arts
(since 2021).
Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).
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Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
James Lam (1961)	Trustee (since 2024); Risk Committee Chair (since 2025).
President, James Lam & Associates,
Inc. (since 2002); Director of the FAIR
Institute (since 2020); adjunct
professor at Carnegie Mellon
University (since 2018); Member,
Zicklin School of Business Dean's
Council of Baruch College (since
2017); Director and Audit Committee
Chair of RiskLens, Inc. (2018-2023);
Director, Risk Oversight Committee
Chair and Audit Committee Member
of E*TRADE Financial and E*TRADE
Bank (2012-2020).
Director of iShares, Inc. (since 2024); Trustee of iShares U.S. ETF Trust (since 2024).
Drew E. Lawton (1959)	Trustee (since 2017); Fixed Income Plus Committee Chair (since 2025).	Senior Managing Director of New York Life Insurance Company (2010- 2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017); Director of Jackson Financial Inc. (since 2021).
John E. Martinez (1961)	Trustee (since 2003); Equity Plus Committee Chair (since 2025).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).
Madhav V. Rajan (1964)	Trustee (since 2011); Nominating and Governance Committee Chair (since 2025).
Dean, and George Pratt Shultz
Professor of Accounting, University
of Chicago Booth School of Business
(since 2017); Advisory Board
Member (since 2016) and Director
(since 2020) of C.M. Capital
Corporation; Chair of the Board for
the Center for Research in Security
Prices, LLC (since 2020); Director of
WellBe Senior Medical (since 2023);
Robert K. Jaedicke Professor of
Accounting, Stanford University
Graduate School of Business (2001-
2017); Professor of Law (by
courtesy), Stanford Law School
(2005-2017); Senior Associate Dean
for Academic Affairs and Head of
MBA Program, Stanford University
Graduate School of Business (2010-
2016).
Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).
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Officers
Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years
Jessica Tan (1980)	President (since 2024).
Managing Director of BlackRock, Inc.
(since 2015); Head of Global Product
Solutions, Americas of BlackRock,
Inc. (since 2024) and Head of
Sustainable and Transition Solutions
of BlackRock, Inc. (2022-2024);
Global Head of Corporate Strategy of
BlackRock, Inc. (2019-2022); Chief of
Staff to the CEO of BlackRock, Inc.
(2017-2019).

Trent Walker (1974)	Treasurer and Chief Financial Officer (since 2020).
Managing Director of BlackRock, Inc.
(since 2019); Chief Financial Officer
of iShares Delaware Trust Sponsor
LLC, BlackRock Funds, BlackRock
Funds II, BlackRock Funds IV,
BlackRock Funds V and BlackRock
Funds VI (since 2021).

Aaron Wasserman (1974)	Chief Compliance Officer (since 2023).
Managing Director of BlackRock, Inc.
(since 2018); Chief Compliance
Officer of the BlackRock Multi-Asset
Complex, the BlackRock Fixed-
Income Complex and the iShares
Complex (since 2023); Deputy Chief
Compliance Officer for the BlackRock
Multi-Asset Complex, the BlackRock
Fixed-Income Complex and the
iShares Complex (2014-2023).

Marisa Rolland (1980)	Secretary (since 2022).	Managing Director of BlackRock, Inc. (since 2023); Director of BlackRock, Inc. (2018-2022).
Jennifer Hsui (1976)	Executive Vice President (since 2022).	Managing Director of BlackRock, Inc. (since 2009); Co-Head of Index Equity of BlackRock, Inc. (since 2022).
James Mauro (1970)	Executive Vice President (since 2021).	Managing Director of BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco Core Portfolio Management of BlackRock, Inc. (since 2020).
Elise Terry (1977)	Executive Vice President (since 2025).
Managing Director of BlackRock, Inc.
(since 2016); Head of U.S. iShares
(since 2024); Co-Head of Distribution
for U.S. Wealth Advisory (2023-2024);
National Sales Manager, Wirehouse
Channel (2020-2023).

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Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years
Daniel Prince (1981)	Executive Vice President (since 2025).	Managing Director of BlackRock, Inc. (since 2023); Director of BlackRock, Inc. (2015-2022); Head of U.S. iShares Product (since 2025); Head of iShares Product Consulting (2015-2025).
The Board has concluded that, based on each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees, each Trustee should serve as a Trustee of the Board. Among the attributes common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Funds' investment adviser, other service providers, counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees. A Trustee’s ability to perform his or her duties effectively may have been attained through the Trustee’s educational background or professional training; business, consulting, public service or academic positions; experience from service as a Board member of the Funds and the other funds in the Trust (and any predecessor funds), other investment funds, public companies, or non-profit entities or other organizations; and/or other life experiences. Also, set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each Trustee that led the Board to conclude that he or she should serve (or continue to serve) as a Trustee.
Robert S. Kapito has been a Trustee of the Trust since 2009. Mr. Kapito has also served as a Director of iShares, Inc. since 2009, a Trustee of iShares U.S. ETF Trust since 2011 and a Director of BlackRock, Inc. since 2006. Mr. Kapito served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2010 to 2015. In addition, he has over 20 years of experience as part of BlackRock, Inc. and BlackRock’s predecessor entities. Mr. Kapito serves as President of BlackRock, Inc., and is a member of the Global Executive Committee and Chairman of the Global Operating Committee. He is responsible for day-to-day oversight of BlackRock's key operating units, including Investment Strategies, Client Businesses, Technology & Operations, and Risk & Quantitative Analysis. Prior to assuming his current responsibilities in 2007, Mr. Kapito served as Vice Chairman of BlackRock, Inc. and Head of BlackRock's Portfolio Management Group. In that role, he was responsible for overseeing all portfolio management within BlackRock, including the Fixed Income, Equity, Liquidity, and Alternative Investment Groups. Mr. Kapito serves as a member of the Board of Trustees of the University of Pennsylvania and the Harvard Business School Board of Dean’s Advisors. He has also been President of the Board of Directors for the Hope & Heroes Children's Cancer Fund since 2002. Mr. Kapito earned a BS degree in economics from the Wharton School of the University of Pennsylvania in 1979, and an MBA degree from Harvard Business School in 1983.
Stephen Cohen has been a Trustee of the Trust since 2024. Mr. Cohen has also served as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust since 2024. Mr. Cohen has also served as a Director of BlackRock Investment Management (UK) Limited, Director of BlackRock International Limited, and Director of BlackRock Group Limited since 2021. Mr. Cohen, Senior Managing Director, is BlackRock’s Chief Product Officer and a member of the Global Executive Committee. Mr. Cohen is responsible for the business strategy, innovation and commercialization of BlackRock’s full investment product platform, aligning product strategies with client needs and market trends, and unlocking new growth opportunities across iShares, Active, and Private Markets. Before assuming his current role in January 2024, Mr. Cohen served as the Head of Europe, Middle East and Africa from 2021, leading BlackRock in the region. He was previously Head of the iShares, Index and Wealth businesses in EMEA, overseeing BlackRock's relationships with wealth management firms and platforms, the development and distribution of active and index investments, and the firm’s equity index portfolio management capability in the region. Having joined BlackRock in 2011, Mr. Cohen initially served as the Chief Investment Strategist for International Fixed Income and iShares, and then, in 2016, as Global Head of Fixed Income Indexing. Prior to BlackRock, Mr. Cohen was Global Head of Equity Linked Strategy at Nomura Holdings, Inc. Mr. Cohen’s career began at UBS in 1996 before he joined ING Barings in 2003, having served as Director, Fixed Income at each firm. Mr. Cohen earned a Bachelor of Science degree in Economics from the University of Southampton, and holds certifications as a SFA Futures and Options Representative, a SFA Securities Registered Representative, and an IFPR Material Risk Taker.
John E. Kerrigan has been a Trustee of the Trust since 2005 and Chair of the Trust's Board since 2022. Mr. Kerrigan has also served as a Director of iShares, Inc. since 2005, a Trustee of iShares U.S. ETF Trust since 2011, Chair of the Equity Plus and Nominating and Governance Committees of each Board from 2019 to 2021, and as Chair of each Board since 2022. Mr.
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Kerrigan served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2010 to 2015. Mr. Kerrigan served as Chief Investment Officer of Santa Clara University from 2002 to 2025. Mr. Kerrigan was formerly a Managing Director at Merrill Lynch & Co., including the following responsibilities: Managing Director, Institutional Client Division, Western United States. Mr. Kerrigan has been a Director, since 1999, of The BASIC Fund (Bay Area Scholarships for Inner City Children). Mr. Kerrigan has a BA degree from Boston College and is a Chartered Financial Analyst Charterholder.
Jane D. Carlin has been a Trustee of the Trust since 2015 and Chair of the Securities Lending Committee since 2025. Ms. Carlin has also served as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust since 2015 and Chair of the Securities Lending Committee of each Board since 2025. Ms. Carlin has served as a consultant since 2012 and formerly served as Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley from 2006 to 2012. In addition, Ms. Carlin served as Managing Director and Global Head of the Bank Operational Risk Oversight Department of Credit Suisse Group from 2003 to 2006. Prior to that, Ms. Carlin served as Managing Director and Deputy General Counsel of Morgan Stanley. Ms. Carlin has over 30 years of experience in the financial sector and has served in a number of legal, regulatory, and risk management positions. Ms. Carlin has served as a member of the Audit Committee and as a Director of The Hanover Insurance Group, Inc., each since 2016, and as Chair of the Audit Committee since 2020. Ms. Carlin served as a member of the Audit Committee from 2012 to 2018, Chair of the Nominating and Governance Committee from 2017 to 2018 and as an Independent Director on the Board of PHH Corporation from 2012 to 2018. She previously served as a Director on the Boards of Astoria Financial Corporation and Astoria Bank. Ms. Carlin was appointed by the United States Treasury to the Financial Services Sector Coordinating Council for Critical Infrastructure Protection and Homeland Security, where she served as Chairperson from 2010 to 2012 and Vice Chair and Chair of the Cyber Security Committee from 2009 to 2010. Ms. Carlin has a BA degree in political science from State University of New York at Stony Brook and a JD degree from Benjamin N. Cardozo School of Law.
Richard L. Fagnani has been a Trustee of the Trust since 2017 and Chair of the 15(c) Committee since 2025. Mr. Fagnani has also served as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust since 2017 and Chair of the 15(c) Committee of each Board since 2025. Mr. Fagnani served as an Advisory Board Member of the Trust, iShares U.S. ETF Trust and iShares, Inc. from April 2017 to June 2017. Mr. Fagnani served as a Senior Audit Partner at KPMG LLP from 2002 to 2016, most recently as the U.S. asset management audit practice leader responsible for setting strategic direction and execution of the operating plan for the asset management audit practice. In addition, from 1977 to 2002, Mr. Fagnani served as an Audit Partner at Andersen LLP, where he developed and managed the asset management audit practice in the Philadelphia office. Mr. Fagnani served as a Trustee on the Board of the Walnut Street Theater in Philadelphia from 2009 to 2014 and as a member of the School of Business Advisory Board at LaSalle University from 2006 to 2014. Mr. Fagnani has also served as a Director of One Generation Away, a non-profit which works to bring healthy food directly to people in need, since 2021. Mr. Fagnani has a BS degree in Accounting from LaSalle University.
Laura F. Fergerson has been a Trustee of the Trust since 2024 and Chair of the Audit Committee of the Trust since 2025. Ms. Fergerson has also served as a Director of iShares, Inc., a Trustee of iShares U.S. ETF Trust since 2024, and Chair of the Audit Committee of each Board since 2025. From 2017 to 2024, Ms. Fergerson was the President of Franklin Templeton Services, LLC where she led the global fund administration division. Prior to that, she held various roles at Franklin Templeton since 1993, which included managing financial and regulatory reporting and global fund tax. Ms. Fergerson has been a Director, since 2019, of the Crocker Art Museum Association and was the President, from 2022 to 2023, of the Crocker Art Museum Foundation. Ms. Fergerson has a BA degree in Economics from the University of California, Berkeley and is a Certified Public Accountant (inactive) and a member of the American Institute of Certified Public Accountants.
Cecilia H. Herbert has been a Trustee of the Trust since 2005. Ms. Herbert has also served as a Director of iShares, Inc. since 2005, a Trustee of iShares U.S. ETF Trust since 2011 and Chair of the Trust's Board from 2016 to 2021. Ms. Herbert served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2010 to 2015. Previously, Ms. Herbert served as Trustee of the Montgomery Funds from 1992 to 2003, the Pacific Select Funds from 2004 to 2005, the Forward Funds from 2009 to 2018, the Salient Funds from 2015 to 2018 and the Thrivent Church Loan and Income Fund from 2019 to 2022. She has served as a member of the Finance, Audit and Quality Committees and Trustee of Stanford Health Care since 2016 and became Chair of the Finance Committee of Stanford Health Care in 2019. She has served as a Trustee of WNET, New York’s public media station, since 2011 and a Member of its Audit Committee since 2018. She was appointed to the Wyoming State Investment Funds Committee in 2022. She became a member of the Governing Council of the Independent Directors Council in 2018. She served as a Director of the Senior Center of Jackson Hole from 2020 to 2023 and of the Jackson Hole Center for the Arts since 2021. She was President of the Board of Catholic Charities CYO, the largest social services agency in the San Francisco Bay Area, from 2007 to 2011 and a member of that board from 1992 to 2013. From 1973 to 1990 she worked at J.P.
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Morgan/Morgan Guaranty Trust doing international corporate finance and corporate lending, retiring as Managing Director and Head of the West Coast Office. Ms. Herbert has been on numerous non-profit boards, chairing investment and finance committees. She holds a double major in economics and communications from Stanford University and an MBA from Harvard Business School.
James Lam has been a Trustee of the Trust since 2024 and Chair of the Risk Committee of the Trust since 2025. Mr. Lam has also served as a Director of iShares, Inc., a Trustee of iShares U.S. ETF Trust since 2024, and Chair of the Risk Committee of each Board since 2025. Mr. Lam has over 40 years of experience in corporate governance and risk management as a board director, management consultant, and chief risk officer. He has previously served as a director on public, private, and fund boards, including leadership roles as the chair of the risk, audit, and compliance committees. From 2012 to 2020, Mr. Lam was a Director of E*TRADE Financial and E*TRADE Bank, where he served as Risk Oversight Committee Chair and Audit Committee Member. Mr. Lam has been President of James Lam & Associates, Inc., a risk management consulting firm serving global clients across all major industry sectors, since 2002. Previously, Mr. Lam served as Founder and President of ERisk, a Partner of Oliver Wyman, and the Chief Risk Officer of Fidelity Investments. Mr. Lam has served as a Director of the FAIR Institute, a not-for-profit organization dedicated to advancing the discipline of cyber risk quantification, since 2020. Mr. Lam is the author of “Enterprise Risk Management” and “Implementing Enterprise Risk Management,” leading risk management books. He holds the NACD Directorship Certification and the NACD CERT Certificate in Cyber-Risk Oversight. Mr. Lam has been an adjunct professor at Carnegie Mellon University since 2018 and a member of the Zicklin School of Business Dean's Council of Baruch College since 2017. Mr. Lam has a BBA from Baruch College and an MBA from the University of California, Los Angeles.
Drew E. Lawton has been a Trustee of the Trust since 2017 and Chair of the Fixed Income Plus Committee of the Trust since 2025. Mr. Lawton has also served as a Director of iShares, Inc., a Trustee of iShares U.S. ETF Trust, and Chair of the Fixed Income Plus Committee of each Board since 2025. Mr. Lawton also served as an Advisory Board Member of the Trust, iShares, Inc. and iShares U.S. ETF Trust from 2016 to 2017. Mr. Lawton served as Director of Principal Funds, Inc., Principal Variable Contracts Funds, Inc. and Principal Exchange-Traded Funds from March 2016 to October 2016. Mr. Lawton has also served as a member of the Compensation and Finance and Risk Committees and Director of Jackson Financial Inc. since 2021. Mr. Lawton served in various capacities at New York Life Insurance Company from 2010 to 2015, most recently as a Senior Managing Director and Chief Executive Officer of New York Life Investment Management. From 2008 to 2010, Mr. Lawton was the President of Fridson Investment Advisors, LLC. Mr. Lawton previously held multiple roles at Fidelity Investments from 1997 to 2008. Mr. Lawton has been an Adjunct Professor at the University of North Texas since 2021. Mr. Lawton has a BA degree in Administrative Science from Yale University and an MBA from University of North Texas.
John E. Martinez has been a Trustee of the Trust since 2003 and Chair of the Equity Plus Committee of the Trust since 2025. Mr. Martinez has also served as a Director of iShares, Inc. since 2003, a Trustee of iShares U.S. ETF Trust since 2011, and Chair of the Equity Plus Committee of each Board since 2025. Mr. Martinez served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2010 to 2015. Mr. Martinez is a Director of Real Estate Equity Exchange, Inc., providing governance oversight and consulting services to this privately held firm that develops products and strategies for homeowners in managing the equity in their homes. From 2017 to 2020, Mr. Martinez served as a Board member for the Cloudera Foundation. Mr. Martinez previously served as Director of Barclays Global Investors (“BGI”) UK Holdings, where he provided governance oversight representing BGI’s shareholders (Barclays PLC, BGI management shareholders) through oversight of BGI’s worldwide activities. Mr. Martinez also previously served as Co-Chief Executive Officer of the Global Index and Markets Group of BGI, Chairman of Barclays Global Investor Services and Chief Executive Officer of the Capital Markets Group of BGI. From 2003 to 2012, he was a Director and Executive Committee Member for Larkin Street Youth Services. He now serves on the Larkin Street Honorary Board. From 2012 to 2016, Mr. Martinez served as a Director for Reading Partners. Mr. Martinez has an AB degree in economics from The University of California, Berkeley and holds an MBA degree in finance and statistics from The University of Chicago Booth School of Business.
Madhav V. Rajan has been a Trustee of the Trust since 2011 and Chair of the Nominating and Governance Committee of the Trust since 2025. Mr. Rajan has also served as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust since 2011, and Chair of the Nominating and Governance Committee of each Board since 2025. Mr. Rajan served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2011 to 2015. Mr. Rajan is the Dean and George Pratt Shultz Professor of Accounting at the University of Chicago Booth School of Business and also serves as Chair of the Board for the Center for Research in Security Prices, LLC, an affiliate of the University of Chicago Booth School of Business, since 2020. He has served on the Advisory Board of C.M. Capital Corporation since 2016 and as a Director of C.M. Capital Corporation since 2020. Mr. Rajan has served as a director of WellBe Senior Medical since 2023. From 2001 to 2017, Mr. Rajan was the Robert K. Jaedicke
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Professor of Accounting at the Stanford University Graduate School of Business. In April 2017, he received the school’s Robert T. Davis Award for Lifetime Achievement and Service. He has taught accounting for over 25 years to undergraduate, MBA and law students, as well as to senior executives. From 2010 to 2016, Mr. Rajan served as the Senior Associate Dean for Academic Affairs and head of the MBA Program at the Stanford University Graduate School of Business. Mr. Rajan served as editor of “The Accounting Review” from 2002 to 2008 and is co-author of “Cost Accounting: A Managerial Emphasis,” a leading cost accounting textbook. From 2013 to 2018, Mr. Rajan served on the Board of Directors of Cavium Inc., a semiconductor company. Mr. Rajan holds MS and PhD degrees in Accounting from Carnegie Mellon University.
Board – Leadership Structure and Oversight Responsibilities
Overall responsibility for oversight of the Funds rests with the Board. The Board has engaged BFA to manage the Funds on a day-to-day basis. The Board is responsible for overseeing BFA and other service providers in the operations of the Funds in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust’s charter. The Board is currently composed of eleven members, nine of whom are Independent Trustees. The Board currently conducts regular in person meetings four times a year. In addition, the Board frequently holds special in person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. The Independent Trustees meet regularly outside the presence of management, in executive session or with other service providers to the Trust.
The Board has appointed an Independent Trustee to serve in the role of Board Chair. The Board Chair’s role is to preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Board Chair may also perform such other functions as may be delegated by the Board from time to time. The Board has established seven standing Committees: a Nominating and Governance Committee, an Audit Committee, a 15(c) Committee, a Securities Lending Committee, a Risk Committee, an Equity Plus Committee and a Fixed Income Plus Committee to assist the Board in the oversight and direction of the business and affairs of the Funds, and from time to time the Board may establish ad hoc committees or informal working groups to review and address the policies and practices of the Funds with respect to certain specified matters. The Chair of each standing Committee is an Independent Trustee. The role of the Chair of each Committee is to preside at all meetings of the Committee and to act as a liaison with service providers, officers, attorneys and other Trustees between meetings. Each standing Committee meets regularly to conduct the oversight functions delegated to the Committee by the Board and reports its finding to the Board. The Board and each standing Committee conduct annual assessments of their oversight function and structure. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise independent judgment over management and it allocates areas of responsibility among committees of Independent Trustees and the full Board to enhance effective oversight.
Day-to-day risk management with respect to the Funds is the responsibility of BFA or other service providers (depending on the nature of the risk), subject to the supervision of BFA. Each Fund is subject to a number of risks, including investment, compliance, operational, reputational, counterparty and valuation risks, among others. While there are a number of risk management functions performed by BFA and other service providers, as applicable, it is not possible to identify and eliminate all of the risks applicable to the Funds. The Trustees have an oversight role in this area, satisfying themselves that risk management processes and controls are in place and operating effectively. Risk oversight forms part of the Board’s general oversight of each Fund and is addressed as part of various Board and committee activities. In some cases, risk management issues are specifically addressed in presentations and discussions. For example, BFA has an independent dedicated Risk and Quantitative Analysis Group (“RQA”) that assists BFA in managing fiduciary and corporate risks, including investment, operational, counterparty credit and enterprise risk. Representatives of RQA meet with the Board to discuss their analysis and methodologies, as well as specific risk topics such as operational and counterparty risks relating to the Funds. The Board, directly or through a committee, also reviews reports from, among others, management and the independent registered public accounting firm for the Trust, as appropriate, regarding risks faced by each Fund and management’s risk functions. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Trust's compliance program, including assessments by independent third parties, and reports to the Board regarding compliance matters for the Trust and its principal service providers. In testing and maintaining the compliance program, the Chief Compliance Officer (and his or her delegates) assesses key compliance risks affecting each Fund, and addresses them in periodic reports to the Board. In addition, the Audit Committee meets with both the Funds' independent registered public accounting firm and BFA’s internal audit group to review risk controls in place that support each Fund as well as test results. Board oversight of risk is also performed as needed between meetings through communications between BFA and the Board. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight
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responsibilities. From time to time, the Board may modify the manner in which it conducts risk oversight. The Board’s oversight role does not make it a guarantor of the Funds' investment performance or other activities.
Committees of the Board of Trustees.  The members of the Audit Committee are Laura F. Fergerson (Chair), Richard L. Fagnani (Co-Chair from January 1, 2025 to June 30, 2025), Cecilia H. Herbert and John E. Martinez, each of whom is an Independent Trustee. The purposes of the Audit Committee are to assist the Board (i) in its oversight of the Trust's accounting and financial reporting principles and policies and related controls and procedures maintained by or on behalf of the Trust; (ii) in its oversight of the Trust's financial statements and the independent audit thereof; (iii) in selecting, evaluating and, where deemed appropriate, replacing the independent accountants (or nominating the independent accountants to be proposed for shareholder approval in any proxy statement); (iv) in evaluating the independence of the independent accountants; (v) in complying with legal and regulatory requirements that relate to the Trust's accounting and financial reporting, internal controls, compliance controls and independent audits; and (vi) to assume such other responsibilities as may be delegated by the Board. The Audit Committee met five times during the fiscal year ended July 31, 2025.
The members of the Nominating and Governance Committee are Madhav V. Rajan (Chair), Richard L. Fagnani, Laura F. Fergerson, and Cecilia H. Herbert, each of whom is an Independent Trustee. The Nominating and Governance Committee nominates individuals for Independent Trustee membership on the Board and recommends appointments to the Advisory Board. The Nominating and Governance Committee functions include, but are not limited to, the following: (i) reviewing the qualifications of any person properly identified or nominated to serve as an Independent Trustee; (ii) recommending to the Board and current Independent Trustees the nominee(s) for appointment as an Independent Trustee by the Board and current Independent Trustees and/or for election as Independent Trustees by shareholders to fill any vacancy for a position of Independent Trustee(s) on the Board; (iii) recommending to the Board and current Independent Trustees the size and composition of the Board and Board committees and whether they comply with applicable laws and regulations; (iv) recommending a current Independent Trustee to the Board and current Independent Trustees to serve as Board Chair; (v) periodic review of the Board's retirement policy; and (vi) recommending an appropriate level of compensation for the Independent Trustees for their services as Trustees, members or chairpersons of committees of the Board, Board Chair and any other positions as the Nominating and Governance Committee considers appropriate. The Nominating and Governance Committee does not consider Board nominations recommended by shareholders (acting solely in their capacity as a shareholder and not in any other capacity). The Nominating and Governance Committee met three times during the fiscal year ended July 31, 2025.
Each Independent Trustee serves on the 15(c) Committee. The Chair of the 15(c) Committee is Richard L. Fagnani. The principal responsibilities of the 15(c) Committee are to support, oversee and organize on behalf of the Board the process for the annual review and renewal of the Trust's advisory and sub-advisory agreements. These responsibilities include: (i) meeting with BlackRock, Inc. in advance of the Board meeting at which the Trust's advisory and sub-advisory agreements are to be considered to discuss generally the process for providing requested information to the Board and the format in which information will be provided; and (ii) considering and discussing with BlackRock, Inc. such other matters and information as may be necessary and appropriate for the Board to evaluate the investment advisory and sub-advisory agreements of the Trust. The 15(c) Committee met two times during the fiscal year ended July 31, 2025.
The members of the Securities Lending Committee are Jane D. Carlin (Chair), James C. Lam, Drew E. Lawton and John E. Martinez, each of whom is an Independent Trustee. The principal responsibilities of the Securities Lending Committee are to support, oversee and organize on behalf of the Board the process for oversight of the Trust's securities lending activities. These responsibilities include: (i) requesting that certain information be provided to the Committee for its review and consideration prior to such information being provided to the Board; (ii) considering and discussing with BlackRock, Inc. such other matters and information as may be necessary and appropriate for the Board to oversee the Trust's securities lending activities and make required findings and approvals; and (iii) providing a recommendation to the Board regarding the annual approval of the Trust's Securities Lending Guidelines and the required findings with respect to, and annual approval of, the Trust's agreement with the securities lending agent. The Securities Lending Committee met six times during the fiscal year ended July 31, 2025.
The members of the Equity Plus Committee are John E. Martinez (Chair), Jane D. Carlin, Richard L. Fagnani, and Cecilia H. Herbert, each of whom is an Independent Trustee. The principal responsibilities of the Equity Plus Committee are to support, oversee and organize on behalf of the Board the process for oversight of Trust performance and related matters for equity funds. These responsibilities include: (i) reviewing quarterly reports regarding Trust performance, secondary market trading and changes in net assets to identify any matters that should be brought to the attention of the Board; and (ii) considering
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any performance or investment related matters as may be delegated to the Committee by the Board from time to time and providing a report or recommendation to the Board as appropriate. The Equity Plus Committee met four times during the fiscal year ended July 31, 2025.
The members of the Fixed Income Plus Committee are Drew E. Lawton (Chair), Laura F. Fergerson, James C. Lam and Madhav V. Rajan, each of whom is an Independent Trustee. The principal responsibilities of the Fixed Income Plus Committee are to support, oversee and organize on behalf of the Board the process for oversight of Trust performance and related matters for fixed-income or multi-asset funds. These responsibilities include: (i) reviewing quarterly reports regarding Trust performance, secondary market trading and changes in net assets to identify any matters that should be brought to the attention of the Board; and (ii) considering any performance or investment related matters as may be delegated to the Committee by the Board from time to time and providing a report or recommendation to the Board as appropriate. The Fixed Income Plus Committee met four times during the fiscal year ended July 31, 2025.
The members of the Risk Committee are James C. Lam (Chair), Jane D. Carlin (Co-Chair from January 1, 2025 to June 30, 2025), Cecilia H. Herbert, Drew E. Lawton and Madhav V. Rajan, each of whom is an Independent Trustee. The principal responsibility of the Risk Committee is to consider and organize on behalf of the Board risk related matters of the Funds so the Board may most effectively structure itself to oversee them. The Risk Committee commenced on January 1, 2016. The Risk Committee met five times during the fiscal year ended July 31, 2025.
As the Chair of the Board, John E. Kerrigan may serve as an ex-officio member of each Committee.
The following table sets forth, as of December 31, 2024, the dollar range of equity securities beneficially owned by each Trustee in the Funds and in other registered investment companies overseen by the Trustee within the same family of investment companies as the Trust. If a fund is not listed below, the Trustee did not own any securities in that fund as of the date indicated above:
Name	Fund	Dollar Range of Equity Securities in Named Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Robert S. Kapito	None	None	None

Stephen Cohen[1]	None	None	None

John E. Kerrigan	iShares Core MSCI Emerging Markets ETF	$1-$10,000	Over $100,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares ESG Advanced MSCI EAFE ETF	$1-$10,000
	iShares ESG Advanced MSCI USA ETF	$10,001-$50,000
	iShares ESG Aware MSCI EAFE ETF	$10,001-$50,000
	iShares ESG Aware MSCI EM ETF	$1-$10,000
	iShares ESG Aware MSCI USA ETF	$10,001-$50,000
	iShares ESG Aware MSCI USA Small-Cap ETF	$10,001-$50,000
	iShares ESG MSCI KLD 400 ETF	$10,001-$50,000
	iShares Future Exponential Technologies ETF	Over $100,000
	iShares Genomics Immunology and Healthcare ETF	$50,001-$100,000
	iShares Global Clean Energy ETF	Over $100,000
	iShares Global Infrastructure ETF	Over $100,000
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Name	Fund	Dollar Range of Equity Securities in Named Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
	iShares MSCI ACWI ex U.S. ETF	Over $100,000
	iShares MSCI EAFE Growth ETF	$10,001-$50,000
	iShares MSCI EAFE Value ETF	$10,001-$50,000
	iShares MSCI Emerging Markets ex China ETF	$10,001-$50,000
	iShares MSCI USA Equal Weighted ETF	Over $100,000
	iShares ESG Optimized MSCI USA ETF	$10,001-$50,000
	iShares MSCI USA Quality Factor ETF	$10,001-$50,000
	iShares S&P 500 Growth ETF	$50,001-$100,000
	iShares S&P 500 Value ETF	$10,001-$50,000
	iShares U.S. Infrastructure ETF	$1-$10,000
	iShares U.S. Technology ETF	$10,001-$50,000

Jane D. Carlin	iShares Core MSCI EAFE ETF	$50,001-$100,000	Over $100,000
	iShares Core MSCI Emerging Markets ETF	$10,001-$50,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P Mid-Cap ETF	$10,001-$50,000
	iShares Core S&P Small-Cap ETF	Over $100,000
	iShares Global Clean Energy ETF	$1-$10,000
	iShares MSCI ACWI ex U.S. ETF	$50,001-$100,000
	iShares MSCI Global Select Metals and Mining Producers	$10,001-$50,000
	iShares Select Dividend ETF	$50,001-$100,000
	iShares Short Treasury Bond ETF	$10,001-$50,000

Richard L. Fagnani	iShares Core Dividend Growth ETF	Over $100,000	Over $100,000
	iShares Core MSCI EAFE ETF	$50,001-$100,000
	iShares Core MSCI Europe ETF	$50,001-$100,000
	iShares Core MSCI International Developed Markets ETF	Over $100,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P Small-Cap ETF	Over $100,000
	iShares Core S&P Total U.S. Stock Market ETF	Over $100,000
	iShares Core S&P U.S. Growth ETF	Over $100,000
	iShares International Dividend Growth ETF	$50,001-$100,000
	iShares Morningstar Growth ETF	Over $100,000
	iShares Morningstar Mid-Cap ETF	Over $100,000
	iShares Morningstar Mid-Cap Value ETF	$10,001-$50,000
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Name	Fund	Dollar Range of Equity Securities in Named Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
	iShares MSCI Intl Momentum Factor ETF	Over $100,000
	iShares MSCI Intl Value Factor ETF	$50,001-$100,000
	iShares U.S. Real Estate ETF	$10,001-$50,000

Laura F. Fergerson[2]	iShares Core S&P Small-Cap ETF	$50,001-$100,000	Over $100,000
	iShares Preferred and Income Securities ETF	Over $100,000
	iShares Russell 1000 Growth ETF	$50,001-$100,000
	iShares Russell 2000 Growth ETF	$50,001-$100,000

Cecilia H. Herbert	iShares 1-5 Year Investment Grade Corporate Bond ETF	$10,001-$50,000	Over $100,000
	iShares Core Dividend Growth ETF	Over $100,000
	iShares Core MSCI Total International Stock ETF	$10,001-$50,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P U.S. Growth ETF	Over $100,000
	iShares Core S&P U.S. Value ETF	Over $100,000
	iShares MSCI USA Value Factor ETF	Over $100,000

James Lam[2]	iShares 7-10 Year Treasury Bond ETF	Over $100,000	Over $100,000
	iShares 10-20 Year Treasury Bond ETF	$50,001-$100,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P Mid-Cap ETF	Over $100,000
	iShares Dow Jones U.S. ETF	Over $100,000
	iShares Global Infrastructure ETF	$50,001-$100,000
	iShares Russell 2000 Growth ETF	Over $100,000
	iShares Russell 2000 Value ETF	Over $100,000
	iShares S&P 500 Growth ETF	Over $100,000
	iShares S&P 500 Value ETF	Over $100,000
	iShares Semiconductor ETF	$50,001-$100,000
	iShares TIPS Bond ETF	Over $100,000

Drew E. Lawton	iShares 1-3 Year Treasury Bond ETF	Over $100,000	Over $100,000
	iShares 20+ Year Treasury Bond BuyWrite Strategy ETF	$50,001-$100,000
	iShares Biotechnology ETF	$50,001-$100,000
	iShares Core Dividend Growth ETF	Over $100,000
	iShares Core MSCI Total International Stock ETF	$10,001-$50,000
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Name	Fund	Dollar Range of Equity Securities in Named Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
	iShares Core S&P Total U.S. Stock Market ETF	Over $100,000
	iShares Core US Aggregate Bond ETF	$50,001-$100,000
	iShares Expanded Tech Sector ETF	$50,001-$100,000
	iShares Future Exponential Technologies ETF	Over $100,000
	iShares Global Financials ETF	$10,001-$50,000
	iShares MSCI Japan ETF	$50,001-$100,000
	iShares U.S. Financial Services ETF	$10,001-$50,000
	iShares U.S. Financials ETF	$10,001-$50,000
	iShares U.S. Healthcare ETF	Over $100,000

John E. Martinez	iShares Core MSCI International Developed Markets ETF	$10,001-$50,000	Over $100,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P Small-Cap ETF	Over $100,000
	iShares Global Consumer Staples ETF	$50,001-$100,000
	iShares Large Cap Max Buffer Sep ETF	Over $100,000
	iShares Russell 1000 ETF	Over $100,000
	iShares Russell 2000 ETF	Over $100,000

Madhav V. Rajan	iShares Core MSCI International Developed Markets ETF	Over $100,000	Over $100,000
	iShares Core S&P 500 ETF	Over $100,000

1
Appointed to serve as an Interested Trustee effective March 5, 2024.
2
Appointed to serve as an Independent Trustee effective April 8, 2024.
As of December 31, 2024, none of the Independent Trustees or their immediate family members owned beneficially or of record any securities of BFA (the Funds' investment adviser), the Distributor or any person controlling, controlled by or under common control with BFA or the Distributor.
Remuneration of Trustees and Advisory Board Members.  Effective January 1, 2025, each current Independent Trustee is paid an annual retainer of $475,000 for his or her services as a Board member to the BlackRock-advised Funds in the iShares Complex, together with out-of-pocket expenses in accordance with the Board’s policy on travel and other business expenses relating to attendance at meetings. The annual retainer for services as an Advisory Board Member is the same as the annual retainer for services as a Board member. The Independent Chair of the Board is paid an additional annual retainer of $125,000. The Chair of each of the Audit Committee, Risk Committee, Equity Plus Committee, Fixed Income Plus Committee, Securities Lending Committee, Nominating and Governance Committee and 15(c) Committee is paid an additional annual retainer of $50,000. The Co-Chair of each of the Audit Committee and Risk Committee was paid an additional retainer of $25,000. Prior to January 1, 2025, each Independent Trustee that served as a director of subsidiaries of the iShares Complex was paid an additional annual retainer of $10,000.
The table below sets forth the compensation paid to each Independent Trustee for services to the Funds and the aggregate compensation paid to them for services to the iShares Complex. Because BFA has agreed in the Investment Advisory
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Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation from its management fees. Compensation from the iShares Complex is not paid to Interested Trustees.
Trustee	Aggregate Compensation for the Funds in this SAI[1]	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Benefits Upon Retirement	Aggregate Compensation for the iShares Complex[2]
Interested Trustees:

Robert S. Kapito	None	Not Applicable	Not Applicable	None
Stephen Cohen[3]	None	Not Applicable	Not Applicable	None

Independent Trustees:

Jane D. Carlin	$4,840	Not Applicable	Not Applicable	$505,000
Richard L. Fagnani	4,797	Not Applicable	Not Applicable	515,000
Laura F. Fergerson[4]	4,201	Not Applicable	Not Applicable	341,250
Cecilia H. Herbert	4,645	Not Applicable	Not Applicable	525,000
John E. Kerrigan	5,543	Not Applicable	Not Applicable	580,000
James Lam[4]	4,201	Not Applicable	Not Applicable	341,250
Drew E. Lawton	4,875	Not Applicable	Not Applicable	500,000
John E. Martinez	4,781	Not Applicable	Not Applicable	490,000
Madhav V. Rajan	4,781	Not Applicable	Not Applicable	490,000

1
Calculated by multiplying the “Aggregate Compensation for the iShares Complex” by the number of Funds in this SAI compared to the number of funds in the iShares Complex as of the fiscal year end.
2
Includes compensation for services to iShares, Inc., iShares Trust, and iShares U.S. ETF Trust for the most recent calendar year end.
3
Appointed to serve as an Interested Trustee effective March 5, 2024.
4
Appointed to serve as an Independent Trustee effective April 8, 2024.
Control Persons and Principal Holders of Securities.
The Trustees and officers of the Trust collectively owned less than 1% of each Fund's outstanding shares as of October 31, 2025.
Although the Trust does not have information concerning the beneficial ownership of shares held in the names of Depository Trust Company (“DTC”) participants (as defined below), as of October 31, 2025, the name and percentage ownership of each DTC participant that owned of record 5% or more of the outstanding shares of a Fund were as follows:

Fund	Name	Percentage of Ownership
iShares ESG Aware 80/20 Aggressive Allocation ETF	Fiduciary SSB 0987 1776 Heritage Dr. North Quincy, MA 02171	29.34%
	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	22.68%
	National Financial Services LLC 245 Summer Street Boston, MA 02210	18.43%
	Citibank, N.A. 3800 CitiBank Center Tampa Building B/1st Floor Zone 8 Tampa, FL 33610-9122	5.63%
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Fund	Name	Percentage of Ownership
	Morgan Stanley Smith Barney LLC One New York Plaza New York, NY 10004	5.45%

iShares ESG Aware 30/70 Conservative Allocation ETF	Scotia Capital Inc. Scotia Plaza 40 King Street West 23rd Floor Toronto, ON M5W 2X6 CA	52.78%
	National Financial Services LLC 245 Summer Street Boston, MA 02210	14.68%
	Merrill Lynch, Pierce, Fenner & Smith Incorporated 101 Hudson Street 9th Floor Jersey City, NJ 07302-3997	11.60%
	Raymond, James & Associates, Inc. 880 Carillon Parkway P.O. Box 12749 St. Petersburg, FL 33733	9.03%

iShares ESG Aware 60/40 Balanced Allocation ETF	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	33.22%
	Principal Bank 711 High Street Des Moines, IA 50392	22.96%
	National Financial Services LLC 245 Summer Street Boston, MA 02210	17.32%
	Pershing LLC One Pershing Plaza Jersey City, NJ 07399	6.54%

iShares ESG Aware 40/60 Moderate Allocation ETF	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	54.17%
	Pershing LLC One Pershing Plaza Jersey City, NJ 07399	15.43%
	National Financial Services LLC 245 Summer Street Boston, MA 02210	9.51%

Conflicts of Interest.  Certain activities of BlackRock, Inc., BlackRock Advisors, LLC, BlackRock Fund Advisors and the other subsidiaries of BlackRock, Inc. (collectively referred to in this section as “BlackRock”) and their respective directors, officers or employees, with respect to the Funds and/or other accounts managed by BlackRock, may give rise to actual or perceived conflicts of interest such as those described below.
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BlackRock is one of the world’s largest asset management firms. BlackRock, its subsidiaries and their respective directors, officers and employees, including the business units or entities and personnel who may be involved in the investment activities and business operations of a Fund, are engaged worldwide in businesses, including managing equities, fixed income securities, cash and alternative investments, and other financial services, and have interests other than that of managing the Funds. These are considerations of which investors in a Fund should be aware, and which may cause conflicts of interest that could disadvantage a Fund and its shareholders. These businesses and interests include potential multiple advisory, transactional, financial and other relationships with, or interests in companies and interests in securities or other instruments that may be purchased or sold by a Fund.
BlackRock has proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of a Fund and/or that engage in transactions in the same types of securities, currencies and instruments as the Fund. BlackRock is also a major participant in the global currency, equities, swap and fixed income markets, in each case, for the accounts of clients and, in some cases, on a proprietary basis. As such, BlackRock is or may be actively engaged in transactions in the same securities, currencies, and instruments in which a Fund invests.
Such activities could affect the prices and availability of the securities, currencies, and instruments in which a Fund invests, which could have an adverse impact on a Fund’s performance. Such transactions, particularly in respect of most proprietary accounts or client accounts, will be executed independently of a Fund’s transactions and thus at prices or rates that may be more or less favorable than those obtained by the Fund. In addition, the portfolio holdings of certain BlackRock-advised investment vehicles managed in an identical or substantially similar manner as certain Funds are made publicly available on a more timely basis than the applicable Fund. In some cases, such portfolio holdings are made publicly available on a daily basis. While not expected, it is possible that a recipient of portfolio holdings information for such an investment vehicle could cause harm to a Fund that is managed in an identical or substantially similar manner, including by trading ahead of or against such Fund based on the information received.
When BlackRock seeks to purchase or sell the same assets for client accounts, including a Fund, the assets actually purchased or sold may be allocated among the accounts on a basis determined in its good faith discretion to be equitable. In some cases, this system may adversely affect the size or price of the assets purchased or sold for a Fund. In addition, transactions in investments by one or more other accounts managed by BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of a Fund, particularly, but not limited to, with respect to small capitalization, emerging market or less liquid strategies. This may occur with respect to BlackRock-advised accounts when investment decisions regarding a Fund are based on research or other information that is also used to support decisions for other accounts. When BlackRock implements a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for a Fund, market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Fund could otherwise be disadvantaged. BlackRock may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences, which may cause a Fund to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so.
Conflicts may also arise because portfolio decisions regarding a Fund may benefit other accounts managed by BlackRock. For example, the sale of a long position or establishment of a short position by a Fund may impair the price of the same security sold short by (and therefore benefit) BlackRock or its other accounts or funds, and the purchase of a security or covering of a short position in a security by a Fund may increase the price of the same security held by (and therefore benefit) BlackRock or its other accounts or funds.
BlackRock, on behalf of other client accounts, on the one hand, and a Fund, on the other hand, may invest in or extend credit to different parts of the capital structure of a single issuer. BlackRock may pursue rights, provide advice or engage in other activities, or refrain from pursuing rights, providing advice or engaging in other activities, on behalf of other clients with respect to an issuer in which a Fund has invested, and such actions (or refraining from action) may have a material adverse effect on the Fund. In situations in which clients of BlackRock (including the Funds) hold positions in multiple parts of the capital structure of an issuer, BlackRock may not pursue certain actions or remedies that may be available to a Fund, as a result of legal and regulatory requirements or otherwise. BlackRock addresses these and other potential conflicts of interest based on the facts and circumstances of particular situations. For example, BlackRock may determine to rely on information
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barriers between different business units or portfolio management teams. BlackRock may also determine to rely on the actions of similarly situated holders of loans or securities rather than, or in connection with, taking such actions itself on behalf of the Funds.
In addition, to the extent permitted by applicable law, certain Funds may invest their assets in other funds advised by BlackRock, including funds that are managed by one or more of the same portfolio managers, which could result in conflicts of interest relating to asset allocation, timing of Fund purchases and redemptions or sales, and increased remuneration and profitability for BlackRock and/or its personnel, including portfolio managers.
In certain circumstances, BlackRock, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BlackRock. BlackRock may (but is not required to) effect purchases and sales between BlackRock clients (“cross trades”), including the Funds, if BlackRock believes such transactions are appropriate based on each party’s investment objectives and guidelines, subject to applicable law and regulation. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit BlackRock’s decision to engage in these transactions for the Funds. BlackRock may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.
BlackRock and its clients may pursue or enforce rights with respect to an issuer in which a Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of the Fund’s investments may be negatively impacted by the activities of BlackRock or its clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.
The results of a Fund’s investment activities may differ significantly from the results achieved by BlackRock for its proprietary accounts or other accounts (including investment companies or collective investment vehicles) that it manages or advises. It is possible that one or more accounts managed or advised by BlackRock and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which one or more proprietary or other accounts managed or advised by BlackRock achieve significant profits. The opposite result is also possible.
From time to time, a Fund may be restricted from purchasing or selling securities, or from engaging in other investment activities because of regulatory, legal or contractual requirements applicable to BlackRock or other accounts managed or advised by BlackRock, and/or the internal policies of BlackRock designed to comply with such requirements. As a result, there may be periods, for example, when BlackRock will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which BlackRock is performing services or when position limits have been reached. For example, the investment activities of BlackRock for its proprietary accounts and accounts under its management may limit the investment opportunities for a Fund in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.
In connection with its management of a Fund, BlackRock may have access to certain fundamental analysis and proprietary technical models developed by BlackRock. BlackRock will not be under any obligation, however, to effect transactions on behalf of a Fund in accordance with such analysis and models. In addition, BlackRock will not have any obligation to make available any information regarding its proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of a Fund and it is not anticipated that BlackRock will have access to such information for the purpose of managing the Fund. The proprietary activities or portfolio strategies of BlackRock, or the activities or strategies used for accounts managed by BlackRock or other client accounts could conflict with the transactions and strategies employed by BlackRock in managing a Fund.
The Funds may be included in investment models developed by BlackRock for use by clients and financial advisors. To the extent clients invest in these investment models and increase the assets under management of the Funds, the investment management fee amounts paid by the Funds to BlackRock may also increase. The net asset value and liquidity of a Fund may be impacted by purchases and sales of the Fund by model-driven investment portfolios, as well as by BlackRock itself and by its advisory clients. In addition, certain principals and certain employees of a Fund’s investment adviser are also principals or employees of other business units or entities within BlackRock. As a result, these principals and employees may have obligations to such other business units or entities or their clients and such obligations to other business units or entities or their clients may be a consideration of which investors in a Fund should be aware.
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BlackRock may enter into transactions and invest in securities, instruments and currencies on behalf of a Fund in which clients of BlackRock, or, to the extent permitted by the SEC and applicable law, BlackRock, serves as the counterparty, principal or issuer. In such cases, such party’s interests in the transaction will be adverse to the interests of the Fund, and such party may have no incentive to assure that the Fund obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by a Fund may enhance the profitability of BlackRock.
BlackRock may also create, write or issue derivatives for clients, the underlying securities, currencies or instruments of which may be those in which a Fund invests or which may be based on the performance of the Fund. Additionally, an affiliate of BlackRock will create, write or issue options, which may be based on the performance of certain Funds. BlackRock has entered into an arrangement with Markit Indices Limited, the index provider for underlying fixed-income indexes used by certain iShares ETFs, related to derivative fixed-income products that are based on such iShares ETFs. Trading activity in these derivative products could also potentially lead to greater liquidity for such products, increased purchase activity with respect to these iShares ETFs and increased assets under management for BlackRock. A Fund may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by BlackRock and may also enter into transactions with other clients of BlackRock where such other clients have interests adverse to those of the Fund. At times, these activities may cause business units or entities within BlackRock to give advice to clients that may cause these clients to take actions adverse to the interests of the Fund. To the extent such transactions are permitted, a Fund will deal with BlackRock on an arms-length basis.
To the extent authorized by applicable law, BlackRock may act as broker, dealer, agent, lender or adviser or in other commercial capacities for a Fund. It is anticipated that the commissions, mark-ups, markdowns, financial advisory fees, underwriting and placement fees, sales fees, financing and commitment fees, brokerage fees, other fees, compensation or profits, rates, terms and conditions charged by BlackRock will be in its view commercially reasonable, although BlackRock, including its sales personnel, will have an interest in obtaining fees and other amounts that are favorable to BlackRock and such sales personnel, which may have an adverse effect on the Funds. Index based funds may use an index provider that is affiliated with another service provider of the Fund or BlackRock that acts as a broker, dealer, agent, lender or in other commercial capacities for a Fund or BlackRock.
Subject to applicable law, BlackRock (and its personnel and other distributors) will be entitled to retain fees and other amounts that they receive in connection with their service to the Funds as broker, dealer, agent, lender, adviser or in other commercial capacities. No accounting to the Funds or their shareholders will be required, and no fees or other compensation payable by the Funds or their shareholders will be reduced by reason of receipt by BlackRock of any such fees or other amounts.
When BlackRock acts as broker, dealer, agent, adviser or in other commercial capacities in relation to the Funds, BlackRock may take commercial steps in its own interests, which may have an adverse effect on the Funds. A Fund will be required to establish business relationships with its counterparties based on the Fund’s own credit standing. BlackRock will not have any obligation to allow its credit to be used in connection with a Fund’s establishment of its business relationships, nor is it expected that the Fund’s counterparties will rely on the credit of BlackRock in evaluating the Fund’s creditworthiness.
BTC, an affiliate of BlackRock, pursuant to SEC exemptive relief, acts as securities lending agent to, and receives a share of securities lending revenues from, the Funds. BlackRock will also receive compensation for managing the reinvestment of the cash collateral from securities lending. There are potential conflicts of interests in managing a securities lending program, including but not limited to: (i) BlackRock as securities lending agent may have an incentive to, among other things, increase or decrease the amount of securities on loan or to lend particular securities in order to generate additional risk-adjusted revenue for BlackRock and its affiliates; and (ii) BlackRock as securities lending agent may have an incentive to allocate loans to clients that would provide more revenue to BlackRock. As described further below, BlackRock seeks to mitigate this conflict by providing its securities lending clients with equal lending opportunities over time in order to approximate pro rata allocation.
As part of its securities lending program, BlackRock indemnifies the Funds and certain other clients and/ or funds against a shortfall in collateral in the event of borrower default. On a regular basis, BlackRock calculates the potential dollar exposure of collateral shortfall resulting from a borrower default (“shortfall risk”) in the securities lending program. BlackRock establishes program-wide borrower limits (“credit limits”) to actively manage borrower-specific credit exposure. BlackRock oversees the risk model that calculates projected collateral shortfall values using loan-level factors such as loan and collateral type and
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market value as well as specific borrower credit characteristics. When necessary, BlackRock may adjust securities lending program attributes by restricting eligible collateral or reducing borrower credit limits. As a result, the management of program-wide exposure as well as BlackRock-specific indemnification exposure may affect the amount of securities lending activity BlackRock may conduct at any given point in time by reducing the volume of lending opportunities for certain loans (including by asset type, collateral type and/or revenue profile).
BlackRock may decline to make a securities loan on behalf of a Fund, discontinue lending on behalf of a Fund or terminate a securities loan on behalf of a Fund for any reason, including but not limited to regulatory requirements and/or market rules, liquidity considerations, or credit considerations, which may impact Funds by reducing or eliminating the volume of lending opportunities for certain types of loans, loans in particular markets, loans of particular securities or types of securities, or for loans overall. In addition, some borrowers may prefer certain BlackRock lenders that provide additional protections against lender default that are favored by their prudential regulation.
BlackRock uses a predetermined systematic process in order to approximate pro rata allocation over time. In order to allocate a loan to a portfolio: (i) BlackRock as a whole must have sufficient lending capacity pursuant to the various program limits (i.e., indemnification exposure limit and borrower credit limits); (ii) the lending portfolio must hold the asset at the time a loan opportunity arrives; and (iii) the lending portfolio must also have enough inventory, either on its own or when aggregated with other portfolios into one single market delivery, to satisfy the loan request. In doing so, BlackRock seeks to provide equal lending opportunities for all portfolios, independent of whether BlackRock indemnifies the portfolio. Equal opportunities for lending portfolios does not guarantee equal outcomes. Specifically, short and long-term outcomes for individual clients may vary due to asset mix, asset/liability spreads on different securities, and the overall limits imposed by the firm.
Purchases and sales of securities and other assets for a Fund may be bunched or aggregated with orders for other BlackRock client accounts, including with accounts that pay different transaction costs solely due to the fact that they have different research payment arrangements. BlackRock, however, is not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that bunching or aggregating is not practicable or required, or in cases involving client direction.
Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.
BlackRock does not currently enter into arrangements to use the Fund’s assets for, or participate in, soft dollars, although BlackRock may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that BlackRock receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by BlackRock.
Subject to applicable law, BlackRock may select brokers that furnish BlackRock, the Funds, other BlackRock client accounts or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in BlackRock’s view, appropriate assistance to BlackRock in the investment decision-making process (including with respect to futures, fixed-price offerings and OTC transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; research-oriented software and other services and products.
Research or other services obtained in this manner may be used in servicing any or all of the Funds and other BlackRock client accounts, including in connection with BlackRock client accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other BlackRock client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other BlackRock client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BlackRock client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that
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may be provided to the Funds and to such other BlackRock client accounts. To the extent that BlackRock uses soft dollars, it will not have to pay for those products and services itself.
BlackRock, unless prohibited by applicable law, may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BlackRock believes are useful in its investment decision-making process. BlackRock may from time to time choose not to engage in the above described arrangements to varying degrees. BlackRock, unless prohibited by applicable law, may also enter into commission sharing arrangements under which BlackRock may execute transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BlackRock. To the extent that BlackRock engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.
BlackRock may utilize certain electronic crossing networks (“ECNs”) (including, without limitation, ECNs in which BlackRock has an investment or other interest, to the extent permitted by applicable law) in executing client securities transactions for certain types of securities. These ECNs may charge fees for their services, including access fees and transaction fees. The transaction fees, which are similar to commissions or markups/markdowns, will generally be charged to clients and, like commissions and markups/markdowns, would generally be included in the cost of the securities purchased. Access fees may be paid by BlackRock even though incurred in connection with executing transactions on behalf of clients, including the Funds. In certain circumstances, ECNs may offer volume discounts that will reduce the access fees typically paid by BlackRock. BlackRock will only utilize ECNs consistent with its obligation to seek to obtain best execution in client transactions.
BlackRock owns a minority interest in, and is a member of, Members Exchange (“MEMX”), a newly created U.S. stock exchange. Transactions for a Fund may be executed on MEMX if third party brokers select MEMX as the appropriate venue for execution of orders placed by BlackRock traders on behalf of client portfolios. In addition, transactions in ETF shares may be executed on MEMX if third party brokers select MEMX as the appropriate venue for the execution of such orders.
BlackRock has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Funds, and to help ensure that such decisions are made in accordance with BlackRock’s fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of BlackRock may have the effect of favoring the interests of other clients or businesses of other divisions or units of BlackRock, provided that BlackRock believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see “Proxy Voting Policies.”
It is also possible that, from time to time, BlackRock and /or its advisory clients (including other funds and separately managed accounts) may, subject to compliance with applicable law, purchase and hold shares of a Fund. Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio.
BlackRock reserves the right, subject to compliance with applicable law, to sell into the market or redeem in Creation Units through an Authorized Participant at any time some or all of the shares of the Fund acquired for its own accounts or the account of a BlackRock advisory client. A large sale or redemption of shares of the Fund by BlackRock itself or a BlackRock advisory client could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s liquidity, investment flexibility, portfolio diversification, expense ratio or ability to comply with the listing requirements for the Fund.
It is possible that a Fund may invest in securities of, or engage in transactions with, companies in which BlackRock has significant debt or equity investments or other interests. A Fund may also invest in issuances (such as structured notes) by entities for which BlackRock provides and is compensated for cash management services relating to the proceeds from the sale of such issuances. In making investment decisions for a Fund, BlackRock is not permitted to obtain or use material non-public information acquired by any unit of BlackRock, in the course of these activities. In addition, from time to time, the activities of BlackRock may limit a Fund’s flexibility in purchases and sales of securities. As indicated below, BlackRock may engage in transactions with companies in which BlackRock-advised funds or other clients of BlackRock have an investment.
BlackRock and its personnel and other financial service providers may have interests in promoting sales of the Funds. With respect to BlackRock and its personnel, the remuneration and profitability relating to services to and sales of the Funds or
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other products may be greater than remuneration and profitability relating to services to and sales of certain funds or other products that might be provided or offered. BlackRock and its sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the Funds or their shareholders. BlackRock and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher than for other products or services, and the remuneration and profitability to BlackRock and such personnel resulting from transactions on behalf of or management of the Funds may be greater than the remuneration and profitability resulting from other funds or products.
Third parties, including service providers to BlackRock or the Fund, may sponsor events (including, but not limited to, marketing and promotional activities and presentations, educational training programs and conferences) for registered representatives, other professionals and individual investors. There is a potential conflict of interest as such sponsorships may defray the costs of such activities to BlackRock, and may provide an incentive to BlackRock to retain such third parties to provide services to the Fund.
BlackRock may provide valuation assistance to certain clients with respect to certain securities or other investments and the valuation recommendations made for such clients’ accounts may differ from the valuations for the same securities or investments assigned by a Fund’s pricing vendors, especially if such valuations are based on broker-dealer quotes or other data sources unavailable to the Fund’s pricing vendors. While BlackRock will generally communicate its valuation information or determinations to a Fund’s pricing vendors and/or fund accountants, there may be instances where the Fund’s pricing vendors or fund accountants assign a different valuation to a security or other investment than the valuation for such security or investment determined or recommended by BlackRock.
As disclosed in more detail in “Determination of Net Asset Value” in this SAI, when market quotations are not readily available or are believed by BlackRock to be unreliable, a Fund’s investments are valued at fair value by BlackRock. BlackRock has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act and acts through BlackRock’s Rule 2a-5 Committee (the “2a-5 Committee”), with assistance from other BlackRock pricing committees and in accordance with BlackRock’s policies and procedures (the “Valuation Procedures”). When determining a “fair value price,” the 2a-5 Committee seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset or liability in an arm’s-length transaction. The price generally may not be determined based on what a Fund might reasonably expect to receive for selling an asset or liability at a later time or if it holds the asset or liability to maturity. While fair value determinations will be based upon all available factors that BlackRock deems relevant at the time of the determination, and may be based on analytical values determined by BlackRock using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of an asset or liability. The fair value of one or more assets or liabilities may not, in retrospect, be the price at which those assets or liabilities could have been sold during the period in which the particular fair values were used in determining a Fund’s NAV. As a result, a Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued by the 2a-5 Committee at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders and may affect the amount of revenue received by BlackRock with respect to services for which it receives an asset-based fee.
To the extent permitted by applicable law, a Fund may invest all or some of its short term cash investments in any money market fund or similarly-managed private fund advised or managed by BlackRock. In connection with any such investments, a Fund, to the extent permitted by the Investment Company Act, may pay its share of expenses of a money market fund or other similarly managed private fund in which it invests, which may result in a Fund bearing some additional expenses.
BlackRock and its directors, officers and employees, may buy and sell securities or other investments for their own accounts and may have conflicts of interest with respect to investments made on behalf of a Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers and employees of BlackRock that are the same, different from or made at different times than positions taken for the Fund. To lessen the possibility that a Fund will be adversely affected by this personal trading, the Fund, BRIL and BlackRock each have adopted a Code of Ethics in compliance with Section 17(j) of the Investment Company Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Fund’s portfolio transactions. Each Code of Ethics is also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov.
BlackRock will not purchase securities or other property from, or sell securities or other property to, a Fund, except that the Fund may in accordance with rules or guidance adopted under the Investment Company Act engage in transactions with
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another Fund or accounts that are affiliated with the Fund as a result of common officers, directors, or investment advisers or pursuant to exemptive orders granted to the Funds and/or BlackRock by the SEC. These transactions would be effected in circumstances in which BlackRock determined that it would be appropriate for the Fund to purchase and another client of BlackRock to sell, or the Fund to sell and another client of BlackRock to purchase, the same security or instrument on the same day. From time to time, the activities of a Fund may be restricted because of regulatory requirements applicable to BlackRock and/or BlackRock’s internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by BlackRock would not be subject to some of those considerations. There may be periods when BlackRock may not initiate or recommend certain types of transactions, or may otherwise restrict or limit its advice in certain securities or instruments issued by or related to companies for which BlackRock is performing advisory or other services or has proprietary positions. For example, when BlackRock is engaged to provide advisory or risk management services for a company, BlackRock may be prohibited from or limited in purchasing or selling securities of that company on behalf of a Fund, particularly where such services result in BlackRock obtaining material non-public information about the company (e.g., in connection with participation in a creditors’ committee). Similar situations could arise if personnel of BlackRock serve as directors of companies the securities of which the Funds wish to purchase or sell. However, if permitted by applicable law, and where consistent with BlackRock’s policies and procedures (including the necessary implementation of appropriate information barriers), the Funds may purchase securities or instruments that are issued by such companies, are the subject of an advisory or risk management assignment by BlackRock, or where personnel of BlackRock are directors or officers of the issuer.
BlackRock has adopted and implemented policies and procedures that are designed to address potential conflicts that arise in connection with the advisory services BlackRock provides to Funds and other clients. Certain BlackRock advisory personnel may take views, and make decisions or recommendations, that are different than or opposite those of other BlackRock advisory personnel. Certain portfolio management teams within BlackRock may make decisions or take (or refrain from taking) actions with respect to clients they advise in a manner different than or adverse to the decisions made or the actions taken (or not taken) by the Funds’ portfolio management teams. The various portfolio management teams may not share information with each other, including as a result of certain information barriers and other policies, and will not have any obligation or other duty to do so.
BlackRock has established certain information barriers and other policies to address the sharing of information between different businesses within BlackRock, including, effective on or about January 21, 2025, with respect to personnel responsible with managing portfolios and voting proxies with respect to certain index equity portfolios versus those responsible for managing portfolios and voting proxies with respect to all other portfolios. As a result of information barriers, certain units of BlackRock generally will not have access, or will have limited access, to certain information and personnel, including senior personnel, in other units of BlackRock, and generally will not manage the Funds with the benefit of information possessed by such other units. Therefore, BlackRock may not be able to review potential investments for the Funds with the benefit of information held by certain areas of BlackRock.
BlackRock may determine to move certain personnel, businesses, or business units from one side of an information barrier to the other side of the information barrier. In connection therewith, BlackRock personnel, businesses, and business units that were moved will no longer have access to the information and personnel from the side of the information barrier from which they were moved. Information obtained in connection with such changes to information barriers may limit or restrict the ability of BlackRock to engage in or otherwise effect transactions on behalf of the Funds (including purchasing or selling securities that BlackRock may otherwise have purchased or sold for a client in the absence of a change to an information barrier). Information barriers may not have their intended impact due to, for example, changes in applicable law or inadvertent crossings of the barriers, and actions by personnel on one side of a barrier may impact the potential actions of personnel on the other side of a barrier.
Although the information barriers are intended to allow for independent portfolio management decision making and proxy voting among certain BlackRock businesses, the investment activities of BlackRock for BlackRock clients, as well as BlackRock’s proprietary accounts, may nonetheless limit the investment strategies and rights of other clients (including the Funds). As BlackRock’s assets under management increases, BlackRock clients may face greater negative impacts due to ownership restrictions and limitations imposed by laws, regulations, rules, regulators, or issuers. For example, in certain circumstances where a BlackRock client invests in securities issued by companies that operate in certain industries (e.g., banking, insurance, and utilities) or in certain emerging or international markets, or are subject to regulatory or corporate ownership restrictions (e.g., with mechanisms such as poison pills in place to prevent takeovers), or where a BlackRock client invests in certain futures and derivatives, there may be limits on the aggregate amount invested by BlackRock for its clients
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and BlackRock’s proprietary accounts that may not be exceeded without the grant of a license or other regulatory or corporate approval, order, consent, relief, waiver or non-disapproval or, if exceeded, may cause BlackRock or its clients to be subject to enforcement actions, disgorgement of share ownership or profits, regulatory restrictions, complex compliance reporting, increased compliance costs or suffer disadvantages or business restrictions. In light of certain restrictions, BlackRock may also seek to make indirect investments (e.g., using derivatives) on behalf of its clients to receive exposure to certain securities in excess of the applicable ownership restrictions and limitations when legally permitted that will expose such clients to additional costs and additional risks, including any risks associated with investing in derivatives. There may be limited availability of derivatives that provide indirect exposure to an impacted security. In addition, BlackRock clients can be subject to more than one ownership limitation depending on each client’s holdings, and each ownership limitation can impact multiple securities held by the client. Certain clients or shareholders may have their own overlapping obligations to monitor their compliance with ownership limitations across their investments.
If certain aggregate ownership thresholds are reached either through the actions of BlackRock or a BlackRock client or as a result of corporate actions by the issuer, the ability of BlackRock on behalf of clients to purchase or dispose of investments, or exercise rights (including voting) or undertake business transactions, may be restricted by law, regulation, rule, or organizational documents or otherwise impaired. For example, to meet the requirements of an ownership limitation or restriction, a client may be unable to purchase or directly hold a security the client would otherwise purchase or hold. The limitation or restriction may be based on the holdings of other BlackRock clients instead of the specific client being restricted. For index funds, this means a fund may not be able to track its index as closely as it would if it was not subject to an ownership limitation or restriction because the fund cannot acquire the amount of the impacted security included in its index. BlackRock on behalf of its clients may limit purchases, sell existing investments, utilize indirect investments, utilize information barriers, or otherwise restrict, forgo, or limit the exercise of rights (including transferring, outsourcing, or limiting voting rights or forgoing the right to receive dividends) when BlackRock, in its sole discretion, deems it appropriate in light of potential regulatory or other restrictions on ownership or other consequences resulting from reaching investment thresholds. These types of restrictions could negatively impact a client’s performance or ability to meet its investment objective.
When BlackRock or a BlackRock client is subject to an ownership limitation, BlackRock may in its discretion seek permission from the applicable issuers or regulators to exceed the limitation. However, there is no guarantee that permission will be granted, or that, once granted, it will not be modified or revoked at a later date with minimal or no notice. The issuer and/or regulator may also require that BlackRock on behalf of itself and its clients take or refrain from taking certain actions in connection with the approval, order, consent, relief or non-disapproval, which BlackRock may accept if it believes the benefits outweigh the costs and may limit BlackRock from taking actions that it otherwise would take. In those circumstances where ownership thresholds or limitations must be observed, BlackRock seeks to allocate limited investment opportunities equitably among clients, taking into consideration benchmark weight and investment strategy. BlackRock may adopt certain controls designed to prevent the occurrence of a breach of any applicable ownership threshold or limits, including, for example, when ownership in certain securities nears an applicable threshold, BlackRock may limit additional purchases in such securities or, with respect to ETFs, remove such securities from the list of Deposit Securities to be delivered to the Fund in connection with purchases of Creation Units of such Fund. If client holdings of an issuer exceed an applicable threshold and BlackRock is unable to obtain relief to enable the continued holding of such investments, it may be necessary to reduce these positions to meet the applicable limitations and BlackRock or such client may be subject to regulatory actions. In these cases, the investments will be sold in a manner that BlackRock deems fair and equitable over time.
Ownership limitations are highly complex. It is possible that, despite BlackRock’s intent to either comply with or be granted permission to exceed ownership limitations, it may inadvertently breach a limit or violate the corporate or regulatory approval, order, consent, relief or non-disapproval that was obtained.
In addition to the foregoing, other ownership thresholds may trigger reporting requirements to governmental and regulatory authorities, and such reports may entail the disclosure of the identity of a client or BlackRock’s intended strategy with respect to such security or asset.
BlackRock may not serve as an Authorized Participant in the creation and redemption of iShares ETFs.
Under an ETF Services Agreement, the Fund has, when applicable, retained BRIL, an affiliate of BFA, to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units of the Fund (“ETF Services”). BRIL has engaged Citibank, N.A. (“Citibank”) as a subcontractor to provide certain ETF Services. BRIL retains a portion of the standard transaction fee received from Authorized Participants on each
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creation or redemption order from the Authorized Participant for the ETF Services provided. BlackRock collaborated with, and received payment from, Citibank on the design and development of the ETF Services platform. Citibank has, and from time to time may develop, additional relationships with BlackRock or funds managed by BFA and its affiliates.
In order to defray transaction expenses and protect against possible shareholder dilution, the Fund may collect certain fees from Authorized Participants in connection with cash substitutions for creation and redemption transactions. While BlackRock uses good faith estimates of the expected costs to the Fund in determining the rates for fees collected by the Fund related to creation and redemption activity, BlackRock may have incentives to improve Fund performance through the collection of these fees. As these charges are based on estimates, where the charges exceed actual transaction-related costs and/or expenses incurred by the Fund, Fund performance could improve as a result. BlackRock has established processes to oversee the determination of these estimates in an effort to mitigate this conflict.
BlackRock may maintain securities indices. To the extent permitted by applicable laws, the Funds may seek to license and use such indices as part of their investment strategy. Index based funds that seek to track the performance of securities indices also may use the name of the index or index provider in the fund name. Index providers, including BlackRock (to the extent permitted by applicable law), may be paid licensing fees for use of their index or index name. In instances where BlackRock charges a unitary management fee, BlackRock may have a financial incentive to use a BlackRock index that is less costly to BlackRock than a third party index. BlackRock may benefit from the Funds using BlackRock indices by creating increasing acceptance in the marketplace for such indices. BlackRock is not obligated to license its indices to a Fund and the Funds are under no obligation to use BlackRock indices. Any Fund that enters into a license for a BlackRock index cannot be assured that the terms of any index licensing agreement with BlackRock will be as favorable as those terms offered to other licensees.
BlackRock may enter into contractual arrangements with third-party service providers to a Fund (e.g., custodians, administrators and index providers) pursuant to which BlackRock receives fee discounts or concessions in recognition of BlackRock’s overall relationship with such service providers. BlackRock may also enter into contractual arrangements with such service providers pursuant to which BlackRock incurs additional costs if the service provider’s services are terminated with respect to a Fund. To the extent that BlackRock is responsible for paying service providers out of its fees that it receives from the Funds, the benefits of lower fees, including any fee discounts or concessions, or any additional savings, may accrue, in whole or in part, to BlackRock, which could result in conflicts of interest relating to the use or termination of service providers to a Fund. In addition, conflicts of interest may arise with respect to contractual arrangements with third-party service providers to a Fund, or the selection of such providers, particularly in circumstances where BlackRock is negotiating on behalf of both funds that have a unitary management fee and those that do not or different service providers have different fee structures.
Conflicts of interest may arise as a result of simultaneous investment management of multiple client accounts by the BlackRock’s investment professionals. For example, differences in the advisory fee structure may create the appearance of actual or potential conflicts of interest because such differences could create pecuniary incentives for BlackRock to favor one client account over another.
BlackRock owns or has an ownership interest in certain trading, portfolio management, operations and/ or information systems used by Fund service providers. These systems are, or will be, used by a Fund service provider in connection with the provision of services to accounts managed by BlackRock and funds managed and sponsored by BlackRock, including the Funds, that engage the service provider (typically the custodian). A Fund’s service provider remunerates BlackRock for the use of the systems. A Fund service provider’s payments to BlackRock for the use of these systems may enhance the profitability of BlackRock.
BlackRock’s receipt of fees from a service provider in connection with the use of systems provided by BlackRock may create an incentive for BlackRock to recommend that a Fund enter into or renew an arrangement with the service provider.
In recognition of a BlackRock client’s overall relationship with BlackRock, BlackRock may offer special pricing arrangements for certain services provided by BlackRock. Any such special pricing arrangements will not affect Fund fees and expenses applicable to such client’s investment in a Fund.
Present and future activities of BlackRock and its directors, officers and employees, in addition to those described in this section, may give rise to additional conflicts of interest.
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Investment Advisory, Administrative and Distribution Services
Investment Adviser.  BFA serves as investment adviser to each Fund pursuant to an investment advisory agreement between the Trust, on behalf of each Fund, and BFA. BFA is a California corporation indirectly owned by BlackRock, Inc. and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the investment advisory agreement, BFA, subject to the supervision of the Board and in conformity with the stated investment policies of each Fund, manages and administers the Trust and the investment of each Fund’s assets. BFA is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each Fund.
Pursuant to the investment advisory agreement, BFA may, from time to time, in its sole discretion and to the extent permitted by applicable law, appoint one or more sub-advisers, including, without limitation, affiliates of BFA, to perform investment advisory or other services with respect to a Fund. In addition, BFA may delegate certain of its investment advisory functions under the investment advisory agreement to one or more of its affiliates to the extent permitted by applicable law. BFA may terminate any or all sub-advisers or such delegation arrangements in its sole discretion upon appropriate notice at any time to the extent permitted by applicable law.
BFA is responsible, under the investment advisory agreement, for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services. BFA is not responsible for, and the Funds will bear, the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, and litigation expenses and any extraordinary expenses (as determined by a majority of the Independent Trustees).
For its investment advisory services to each Fund in the table below, BFA is entitled to an annual investment advisory fee equal to the rate indicated below of the average daily value of each Fund’s net assets. The fees are accrued daily and typically paid monthly by the Fund.
Fund	Annual Rate
iShares ESG Aware 80/20 Aggressive Allocation ETF	0.18%
iShares ESG Aware 30/70 Conservative Allocation ETF	0.18%
iShares ESG Aware 60/40 Balanced Allocation ETF	0.18%
iShares ESG Aware 40/60 Moderate Allocation ETF	0.18%
BFA may from time to time voluntarily waive and/or reimburse fees or expenses to reduce the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.
For the fiscal years noted below, the following table sets forth the management fees owed before any waivers and/or reimbursements and any fees or expenses waived and/or reimbursed:

Fund	Management Fees Paid for the Fiscal Year Ended July 31, 2025	Waivers and Reimbursements of Fees and Expenses for the Fiscal Year Ended July 31, 2025	Management Fees Paid for the Fiscal Year Ended July 31, 2024	Waivers and Reimbursements of Fees and Expenses for the Fiscal Year Ended July 31, 2024	Management Fees Paid for the Fiscal Year Ended July 31, 2023	Waivers and Reimbursements of Fees and Expenses for the Fiscal Year Ended July 31, 2023
iShares ESG Aware 80/20 Aggressive Allocation ETF[1]	$52,106	$45,601	$46,921	$41,282	$4,475	$33,436
iShares ESG Aware 30/70 Conservative Allocation ETF[1]	15,410	10,442	13,430	9,141	4,407	9,259
iShares ESG Aware 60/40 Balanced Allocation ETF[1]	38,472	30,659	32,080	25,719	5,630	22,614
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Fund	Management Fees Paid for the Fiscal Year Ended July 31, 2025	Waivers and Reimbursements of Fees and Expenses for the Fiscal Year Ended July 31, 2025	Management Fees Paid for the Fiscal Year Ended July 31, 2024	Waivers and Reimbursements of Fees and Expenses for the Fiscal Year Ended July 31, 2024	Management Fees Paid for the Fiscal Year Ended July 31, 2023	Waivers and Reimbursements of Fees and Expenses for the Fiscal Year Ended July 31, 2023
iShares ESG Aware 40/60 Moderate Allocation ETF[1]	11,893	8,533	9,881	7,129	2,690	6,877
1 For its investment advisory services to each Fund, BFA received a management fee at the annual rates (as a percentage of such Fund's average net assets) set forth below for the fiscal years noted. BFA has contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other series of the Trust and iShares, Inc., provided that the waiver be no greater than the Fund's management fee, through November 29, 2030. The contractual waiver may be terminated prior to November 29, 2030 only upon written agreement of the Trust and BFA.
The investment advisory agreement with respect to each Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board, or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the applicable Fund, provided that in either event such continuance also is approved by a majority of the Board members who are not interested persons (as defined in the 1940 Act) of the applicable Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval.
The investment advisory agreement with respect to each Fund is terminable without penalty, on 60 days’ notice, by the Board or by a vote of the holders of a majority of the applicable Fund’s outstanding voting securities (as defined in the 1940 Act). The investment advisory agreement is also terminable upon 60 days’ notice by BFA and will terminate automatically in the event of its assignment (as defined in the 1940 Act).
Underlying Funds.  BFA serves as investment adviser to each of the Underlying Funds. Each Fund, as a shareholder of the Underlying Funds, bears a pro rata share of the Underlying Funds’ advisory fees, which are based on aggregate net assets, as listed in the chart below. Please note that the list of Underlying Funds below is as of July 31, 2025, but BFA may add, eliminate or replace Underlying Funds at any time.

Underlying Fund	Advisory Fee
iShares ESG Aware MSCI EAFE ETF	0.20%
iShares ESG Aware MSCI EM ETF	0.25%
iShares ESG Aware MSCI USA ETF	0.15%
iShares ESG Aware MSCI USA Small-Cap ETF	0.17%
iShares ESG Aware U.S. Aggregate Bond ETF	0.10%
Portfolio Managers.  As of July 31, 2025, the individuals named as Portfolio Managers in the Funds' Prospectuses were also primarily responsible for the day-to-day management of other iShares funds and certain other types of portfolios and/or accounts as follows:

Jennifer Hsui
Types of Accounts	Number	Total Assets
Registered Investment Companies	375	$2,874,966,300,000
Other Pooled Investment Vehicles	123	92,677,100,000
Other Accounts	0	N/A

Matt Waldron
Types of Accounts	Number	Total Assets
Registered Investment Companies	363	$2,868,792,900,000
Other Pooled Investment Vehicles	146	354,643,100,000
Other Accounts	74	166,574,100,000

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Peter Sietsema
Types of Accounts	Number	Total Assets
Registered Investment Companies	370	$2,876,132,100,000
Other Pooled Investment Vehicles	210	898,693,700,000
Other Accounts	63	657,918,500,000

Steven White
Types of Accounts	Number	Total Assets
Registered Investment Companies	362	$2,868,517,100,000
Other Pooled Investment Vehicles	7	191,800,000
Other Accounts	0	N/A
Pursuant to BFA’s policy, investment opportunities are allocated equitably among the Funds and other portfolios and accounts. For example, under certain circumstances, an investment opportunity may be restricted due to limited supply in the market, legal constraints or other factors, in which event the investment opportunity will be allocated equitably among those portfolios and accounts, including the Funds, seeking such investment opportunity. As a consequence, from time to time each Fund may receive a smaller allocation of an investment opportunity than they would have if the Portfolio Managers and BFA and its affiliates did not manage other portfolios or accounts.
Like the Funds, the other portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day portfolio management generally pay an asset-based fee to BFA or its affiliates, as applicable, for its advisory services. One or more of those other portfolios or accounts, however, may pay BFA or its affiliates a performance-based fee in lieu of, or in addition to, an asset-based fee for its advisory services. A portfolio or account with a performance-based fee would pay BFA or its affiliates a portion of that portfolio’s or account’s gains, or would pay BFA or its affiliates more for its services than would otherwise be the case if BFA or any of its affiliates meets or exceeds specified performance targets. Performance-based fee arrangements could present an incentive for BFA or its affiliates to devote greater resources, and allocate more investment opportunities, to the portfolios or accounts that have those fee arrangements, relative to other portfolios or accounts, in order to earn larger fees. Although BFA and each of its affiliates have an obligation to allocate resources and opportunities equitably among portfolios and accounts and intend to do so, shareholders of the Funds should be aware that, as with any group of portfolios and accounts managed by an investment adviser and/or its affiliates pursuant to varying fee arrangements, including performance-based fee arrangements, there is the potential for a conflict of interest, which may result in the Portfolio Managers favoring those portfolios or accounts with performance-based fee arrangements.
The tables below show, for each Portfolio Manager, the number of portfolios or accounts of the types set forth in the above tables and the aggregate of total assets in those portfolios or accounts with respect to which the investment management fees are based on the performance of those portfolios or accounts as of July 31, 2025:

Jennifer Hsui
Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	N/A
Other Pooled Investment Vehicles	0	N/A
Other Accounts	0	N/A

Matt Waldron
Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	N/A
Other Pooled Investment Vehicles	0	N/A
Other Accounts	0	N/A

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Peter Sietsema
Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	N/A
Other Pooled Investment Vehicles	0	N/A
Other Accounts	0	N/A

Steven White
Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	N/A
Other Pooled Investment Vehicles	0	N/A
Other Accounts	0	N/A
Portfolio Manager Compensation Overview
The discussion below describes the Portfolio Managers' compensation as of July 31, 2025.
BlackRock, Inc.'s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock, Inc.
Each portfolio manager receives base compensation based on their position with the firm, as well as retirement and other benefits offered to all BlackRock employees. Additionally, each portfolio manager receives discretionary incentive compensation, determined based on several components, including: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the performance of portfolios managed by the portfolio manager and the team relative to the portfolios’ investment objectives (which in the case of index ETFs would be how closely the ETF tracks its underlying index), and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. Discretionary incentive compensation is paid in cash up to a certain threshold with the remaining portion represented by deferred BlackRock, Inc. stock awards. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance.
As of July 31, 2025, the Portfolio Managers did not beneficially own shares of the Funds.
Codes of Ethics.  The Trust, BFA and the Distributor have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. The codes of ethics permit personnel subject to the codes of ethics to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Funds. Each code of ethics is available by contacting BlackRock at the telephone number on the back cover of each Fund’s Prospectus or by accessing the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov.
Anti-Money Laundering Requirements.  The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from Authorized Participants to enable it to form a reasonable belief that it knows the true identity of its Authorized Participants. This information will be used to verify the identity of Authorized Participants or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.
The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds' policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.
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Administrator, Custodian and Transfer Agent.
JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as administrator, custodian and transfer agent for the Funds under the Master Services Agreement (the “Master Services Agreement”). JPMorgan’s principal address is 383 Madison Avenue, 11th Floor, New York, NY 10179. Pursuant to the Master Services Agreement with the Trust, JPMorgan provides necessary administrative, tax and accounting and financial reporting services for the maintenance and operations of the Trust and each Fund. In addition, JPMorgan makes available the office space, equipment, personnel and facilities required to provide such services. Pursuant to the Master Services Agreement with the Trust, JPMorgan maintains, in separate accounts, cash, securities and other assets of the Trust and each Fund, keeps all necessary accounts and records and provides other services. JPMorgan is required, upon the order of the Trust, to deliver securities held by JPMorgan and to make payments for securities purchased by the Trust for each Fund. JPMorgan is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the U.S. Pursuant to the Master Services Agreement with the Trust, JPMorgan acts as a transfer agent for each Fund’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for these services, JPMorgan receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by BFA from its management fee. BFA pays the compensation because it has agreed to pay these operating expenses under the Investment Advisory Agreement as described therein.
Distributor.  The Distributor's principal address is 50 Hudson Yards, New York, NY 10001. Shares are continuously offered for sale by the Funds through the Distributor or its agent only in Creation Units, as described in the applicable Prospectus and below in the Creation and Redemption of Creation Units section of this SAI. Fund shares in amounts less than Creation Units are generally not distributed by the Distributor or its agent. The Distributor or its agent will arrange for the delivery of the applicable Prospectus and, upon request, this SAI to persons purchasing Creation Units and will maintain records of both orders placed with it or its agents and confirmations of acceptance furnished by it or its agents. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is also licensed as a broker-dealer in all 50 U.S. states, as well as in Puerto Rico, the U.S. Virgin Islands and the District of Columbia.
The Distribution Agreement for each Fund provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days' prior written notice to the other party following (i) the vote of a majority of the Independent Trustees, or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).
The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Fund shares. Such Soliciting Dealers may also be Authorized Participants (as described below), DTC participants and/or investor services organizations.
BFA or its affiliates may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of shares.
Securities Lending.  To the extent that a Fund engages in securities lending, each Fund conducts its securities lending pursuant to SEC exemptive relief, and BTC acts as securities lending agent for the Funds, subject to the overall supervision of BFA, pursuant to a written agreement (the “Securities Lending Agency Agreement”).
Each Fund and Underlying Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent. Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees as defined below), and any fees or other payments to and from borrowers of securities. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund and Underlying Fund are responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA (the “collateral investment fees”); however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees a Fund bears to an annual rate of 0.04%. Such money market fund shares will not be subject to a sales load, redemption fee, distribution fee or service fee.
To the extent that a Fund invests cash collateral in a non-government money market fund, the Fund may be subject to a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, a Fund will be subject to
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a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the liquidity costs are de minimis (i.e., less than one basis point (0.01%)). The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day. The imposition of any such discretionary or mandatory liquidity fee would reduce the Fund's returns on securities lending.
Under the securities lending program, the Funds are categorized into one of several specific asset classes. The determination of a Fund’s asset class category (fixed-income, domestic equity, international equity or fund-of-funds), each of which may be subject to a different fee arrangement, is based on a methodology agreed to by the Trust and BTC.
Pursuant to the current Securities Lending Agency Agreement:
(i) fund-of-funds, such as the Funds, retain 82% of securities lending income (which excludes collateral investment fees), and (ii) this amount can never be less than 70% of the sum of securities lending income plus collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income (which includes, for this purpose, collateral investment fees) earned across the iShares Complex (as defined in the Management—Trustees and Officers section of this SAI) in a calendar year exceeds specified thresholds, each applicable fund-of-funds, pursuant to the current Securities Lending Agency Agreement, will receive for the remainder of that calendar year securities lending income as follows:
(i) 85% of securities lending income (which excludes collateral investment fees) and (ii) this amount can never be less than 70% of the sum of securities lending income plus collateral investment fees.
The services provided to the Funds by BTC in the most recent fiscal year ended July 31, 2025 primarily included the following:
(1) selecting borrowers from an approved list of borrowers and executing a securities lending agreement as agent on behalf of the Funds with each such borrower;
(2) negotiating the terms of securities loans, including the amount of fees;
(3) directing the delivery of loaned securities;
(4) monitoring the daily value of the loaned securities and directing the payment of additional collateral or the return of excess collateral, as necessary;
(5) investing cash collateral received in connection with any loaned securities;
(6) monitoring distributions on loaned securities (for example, interest and dividend activity);
(7) in the event of default by a borrower with respect to any securities loan, using the collateral or the proceeds of the liquidation of collateral to purchase replacement securities of the same issue, type, class and series as that of the loaned securities; and
(8) terminating securities loans and arranging for the return of loaned securities to the Funds at loan termination.
The following tables show the dollar amounts of income and fees/compensation related to the securities lending activities of each Fund during its most recent fiscal year ended July 31, 2025.
Fund	iShares ESG Aware 80/20 Aggressive Allocation ETF	iShares ESG Aware 30/70 Conservative Allocation ETF	iShares ESG Aware 60/40 Balanced Allocation ETF	iShares ESG Aware 40/60 Moderate Allocation ETF
Gross income from securities lending activities	$68,123	$10,239	$46,384	$10,453
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Fund	iShares ESG Aware 80/20 Aggressive Allocation ETF	iShares ESG Aware 30/70 Conservative Allocation ETF	iShares ESG Aware 60/40 Balanced Allocation ETF	iShares ESG Aware 40/60 Moderate Allocation ETF
Fees and/or compensation for securities lending activities and related services
Securities lending income paid to BTC for services as securities lending agent	1,687	243	1,135	245
Cash collateral management expenses not included in securities lending income paid to BTC	583	88	401	90
Administrative fees not included in securities lending income paid to BTC	0	0	0	0
Indemnification fees not included in securities lending income paid to BTC	0	0	0	0
Rebates (paid to borrowers)	58,001	8,765	39,605	8,962
Other fees not included in securities lending income paid to BTC	0	0	0	0
Aggregate fees/compensation for securities lending activities	$60,271	$9,096	$41,141	$9,297
Net income from securities lending activities	$7,852	$1,143	$5,243	$1,156
Payments by BFA and its Affiliates.  BFA and/or its affiliates (“BFA Entities”) pay certain broker-dealers, registered investment advisers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Fund and other funds or products sponsored and/or advised by BFA Entities (collectively for purposes of this section, the “Products”). BFA Entities make these payments from their own assets and not from the assets of the Fund. Although a portion of BFA Entities’ revenue comes directly or indirectly in part from fees paid by the Fund or other Products (including, if applicable, any underlying Products held by the Fund), these payments do not increase the price paid by investors for the purchase of shares of, or the cost of owning, the Fund or other Products. BFA Entities make payments for Intermediaries’ participation in activities that are designed to make registered representatives, other professionals and individual investors more knowledgeable about exchange-traded products, including the Fund and other Products, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems (“Education Costs”). BFA Entities also make payments to Intermediaries for certain printing, publishing and mailing costs or materials relating to the Fund or other Products (“Publishing Costs”). In addition, BFA Entities make payments to Intermediaries that make shares of the Fund or other Products available to their clients, in some cases at a waived or reduced commission rate or ticket charge, develop new products that feature iShares, create educational content about the Fund or other Products that is featured on an Intermediary’s platform, or otherwise
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promote the Fund or other Products. BFA Entities may also reimburse expenses or make payments from their own assets to Intermediaries or other persons in consideration of services or other activities that the BFA Entities believe may benefit the business of the BFA Entities or facilitate investment in the Fund or other Products. Payments of the type described above are sometimes referred to as revenue-sharing payments.
Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your salesperson or other investment professional may also be significant for your salesperson or other investment professional. Because an Intermediary may make decisions about which investment options it will recommend or make available to its clients, what services to provide for various products or what marketing content to make available to its clients based on payments it receives or is eligible to receive, such payments may create conflicts of interest between the Intermediary and its clients. These financial incentives may cause the Intermediary to recommend the Fund or other Products or otherwise promote the Fund or other Products over other investments. The same conflicts of interest and financial incentives exist with respect to your salesperson or other investment professional if he or she receives similar payments from his or her Intermediary firm.
In addition to the payments described above, BFA Entities have developed proprietary tools, calculators and related interactive or digital content that is made available through the www.blackrock.com website at no additional cost to Intermediaries. BlackRock may configure these tools and calculators and localize the content for Intermediaries as part of its customary digital marketing support and promotion of the Fund or other Products.
As of March 1, 2013, BFA Entities have contractual arrangements to make payments (in addition to payments for Education Costs or Publishing Costs) to one Intermediary, Fidelity Brokerage Services LLC (“FBS”). Effective June 4, 2016, this relationship was expanded to include National Financial Services, LLC (“NFS”), an affiliate of FBS. Pursuant to this special, long-term and significant arrangement (the “Marketing Program”), FBS, NFS and certain of their affiliates (collectively “Fidelity”) have agreed, among other things, to actively promote certain funds and Products to customers, investment professionals and other intermediaries and in advertising campaigns as the preferred exchange-traded product, to offer certain funds and Products in certain Fidelity platforms and investment programs, in some cases at a waived or reduced commission rate or ticket charge, and to provide marketing data to BFA Entities. BFA Entities have agreed to facilitate the Marketing Program by, among other things, making certain payments to FBS and NFS for marketing and implementing certain brokerage and investment programs. Upon termination of the arrangement, the BFA Entities will make additional payments to FBS and/or NFS based upon a number of criteria, including the overall success of the Marketing Program and the level of services provided by FBS and NFS during the wind-down period.
In addition, BFA Entities have entered into other contractual arrangements with Intermediaries and certain other third parties that the BFA Entities believe may benefit the business of the BFA Entities or facilitate investment in the Fund or certain Products. Such agreements can include payments by BFA Entities to such Intermediaries and third parties for data collection and provision, technology support, platform enhancement, or educational content, co-marketing and cross-promotional efforts. In certain cases, such payments to Intermediaries are subject to certain minimum payment levels or tiered payments. With respect to certain funds and Products, payments by the BFA Entities may take the form of, among other things, “due diligence” payments for an Intermediary’s review of such funds and Products; payment for providing employee training and information relating to such funds and Products; fees for access (in some cases on a preferential basis) to an Intermediary’s registered representatives, salespersons or other personnel, fees for maintaining an Intermediary’s investor platform, “shelf space” payments for making such funds and Products available on the Intermediary’s platform or fees for providing assistance in promoting the sale of such funds and Products. In such cases, the payments to Intermediaries may be tiered or based on a percentage of the value of the funds and Products held by customers of the applicable Intermediary and may also be subject to minimum payment levels. Payments made pursuant to such arrangements may vary in any year and may be different for different Intermediaries and third parties and may reflect different services provided. As of the date of this SAI, the Intermediaries and other third parties (or their respective affiliates) receiving one or more types of the contractual payments described above include (in addition to FBS and NFS): &Partners, Advisor Credit Exchange, AE Wealth Management, LLC, American Enterprise Investment Services, Inc., Avantax Investment Services, Inc., BNY Mellon Capital Markets, LLC, BNY Mellon Performance & Risk Analytics, LLC, Cetera Financial Group, Inc., Charles Schwab & Co., Inc., Clearstream Fund Centre AG, Commonwealth Equity Services, LLC, Dorsey Wright and Associates, LLC, Dynasty Financial Partners LLC, E*Trade Securities LLC, Envestnet Asset Management, Inc., iCapital Markets LLC, Interactive Brokers LLC, LPL Financial LLC, Merrill Lynch, Pierce, Fenner & Smith Incorporated, MML Investors Services, LLC, Morgan Stanley Smith Barney LLC, Northwestern Mutual Investment Services, LLC, Orion Portfolio Solutions, LLC, Pershing LLC, Raymond James Financial Services, Inc., Riskalyze, Inc., Sanctuary Wealth Group, LLC, UBS Financial Services Inc., Wells Fargo Clearing Services, LLC and
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Wells Fargo Advisors Financial Network, LLC. Any additions, modifications, or deletions to Intermediaries and other third parties listed above that have occurred since the date of this SAI are not included in the list.
Further, BFA Entities make Education Costs and Publishing Costs payments to other Intermediaries that are not listed in the immediately preceding paragraph. BFA Entities may determine to make such payments based on any number of metrics. For example, BFA Entities may make payments at year-end or other intervals in a fixed amount, an amount based upon an Intermediary’s services at defined levels or an amount based on the Intermediary’s net sales of one or more Products, including the Fund, in a year or other period, any of which arrangements may include an agreed-upon minimum or maximum payment, or any combination of the foregoing. Please contact your salesperson or other investment professional for more information regarding any such payments or financial incentives his or her Intermediary firm may receive. Any payments made, or financial incentives offered, by the BFA Entities to an Intermediary may create the incentive for the Intermediary to encourage customers to buy shares of the Fund or other Products.
The Fund may participate in certain market maker incentive programs of a national securities exchange in which an affiliate of the Fund would pay a fee to the exchange used for the purpose of incentivizing one or more market makers in the securities of the Fund to enhance the liquidity and quality of the secondary market of securities of the Fund. The fee would then be credited by the exchange to one or more market makers that meet or exceed liquidity and market quality standards with respect to the securities of the Fund. Each market maker incentive program is subject to approval from the SEC. Any such fee payments made to an exchange will be made by an affiliate of the Fund solely for the benefit of the Fund and will not be paid from any Fund assets. Other funds managed by BFA may also participate in such programs.
Determination of Net Asset Value
Valuation of Shares. The NAV for each Fund is generally calculated as of the close of regular trading hours on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each business day the NYSE is open. Valuation of assets held by a Fund is as follows:
Equity Investments. Equity securities traded on a recognized securities exchange (e.g., NYSE), on separate trading boards of a securities exchange or through a market system that provides contemporaneous transaction pricing information (each an “Exchange”) are valued using information obtained via independent pricing services, generally at the Exchange closing price or, if an Exchange closing price is not available, the last traded price on that Exchange prior to the time as of which the assets or liabilities are valued. However, under certain circumstances, other means of determining current market value may be used. If an equity security is traded on more than one Exchange, the current market value of the security where it is primarily traded generally will be used. In the event that there are no sales involving an equity security held by a Fund on a day on which a Fund values such security, the prior day’s price will be used, unless BFA determines that such prior day’s price no longer reflects the fair value of the security, in which case such asset would be treated as a Fair Value Asset (as defined below).
Options, Futures, Swaps and Other Derivatives. Exchange-traded equity options (except ETF options, equity index options or those that are customized) for which market quotations are readily available are valued at the mean of the last bid and ask prices as quoted on the Exchange or the board of trade on which such options are traded. In the event that there is no mean price available for such exchange traded equity option held by a Fund on a day on which a Fund values such option, the last bid (long positions) or ask (short positions) price, if available, will be used as the value of such option. If no bid or ask price is available on a day on which a Fund values such option, the prior day’s price will be used, unless BFA determines that such prior day’s price no longer reflects the fair value of the option, in which case such option will be treated as a Fair Value Asset. Customized exchange-traded equity options, ETF options, equity index options and OTC derivatives, may be valued using a mathematical model which may incorporate a number of market data factors. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price or settle price as of the close of such exchanges. Swap agreements and other derivatives are generally valued daily based upon quotations from market makers or by a pricing service in accordance with the Valuation Procedures.
Underlying Funds. Shares of underlying open-end funds (including money market funds) are valued at NAV. Shares of underlying exchange-traded closed-end funds or other ETFs will be valued at their most recent closing price.
General Valuation Information. Prices obtained from independent third-party pricing services, broker-dealers or market makers to value a Fund’s securities and other assets and liabilities are based on information available at the time a Fund
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values its assets and liabilities. In the event that a pricing service quotation is revised or updated subsequent to the day on which a Fund valued such security, the revised pricing service quotation generally will be applied prospectively. Such determination will be made considering pertinent facts and circumstances surrounding the revision.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for assets that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investment may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
All cash, receivables and current payables are carried on a Fund’s books at their fair value.
In the event that application of the methods of valuation discussed above result in a price for a security which is deemed not to be representative of the fair market value of such security, the security will be valued by, under the direction of or in accordance with a method approved by BFA, each Fund’s valuation designee, as reflecting fair value. All other assets and liabilities (including securities for which market quotations are not readily available) held by a Fund (including restricted securities) are valued at fair value as determined in good faith by BFA pursuant to the Valuation Procedures. Any assets and liabilities which are denominated in a foreign currency are translated into U.S. dollars at the prevailing market rates.
Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used in the Underlying Index, which, in turn, could result in a difference between a Fund’s performance and the performance of the Underlying Index.
Fair Value. When market quotations are not readily available or are believed by BFA to be unreliable, a Fund’s investments are valued at fair value (“Fair Value Assets”). Fair Value Assets are valued by BFA in accordance with the Valuation Procedures. Pursuant to Rule 2a-5 under the Investment Company Act, the Board of Trustees has designated BFA as the valuation designee for the respective Funds for which it serves as investment adviser. BFA may reasonably conclude that a market quotation is not readily available or is unreliable if, among other things, a security or other asset or liability does not have a price source due to its complete lack of trading, if BFA believes a market quotation from a broker-dealer or other source is unreliable (e.g., where it varies significantly from a recent trade, or no longer reflects the fair value of the security or other asset or liability subsequent to the most recent market quotation), or where the security or other asset or liability is only thinly traded or due to the occurrence of a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if BFA determines, in its reasonable business judgment, that an event has occurred after the close of trading for an asset or liability but prior to or at the time of pricing a Fund’s assets or liabilities, is likely to cause a material change to the last exchange closing price or closing market price of one or more assets held by, or liabilities of, a Fund. On any day the NYSE is open and a foreign market or the primary exchange on which a foreign asset or liability is traded is closed, such asset or liability will be valued using the prior day’s price, provided that BFA is not aware of any significant event or other information that would cause such price to no longer reflect the fair value of the asset or liability, in which case such asset or liability would be treated as a Fair Value Asset.
BFA’s Rule 2a-5 Committee is responsible for reviewing and approving methodologies by investment type and significant inputs used in the fair valuation of Fund assets or liabilities. In addition, a Fund’s accounting agent assists BFA by periodically endeavoring to confirm the prices it receives from all third-party pricing services, index providers and broker-dealers. BFA regularly evaluates the values assigned to the securities and other assets and liabilities of a Fund.
When determining the price for a Fair Value Asset, BFA will seek to determine the price that a Fund might reasonably expect to receive from the current sale of that asset or liability in an arm’s-length transaction on the date on which the asset or liability is being valued, and does not seek to determine the price a Fund might reasonably expect to receive for selling an asset or liability at a later time or if it holds the asset or liability to maturity. Fair value determinations will be based upon all available factors that BFA deems relevant at the time of the determination, and may be based on analytical values determined by BFA using proprietary or third-party valuation models.
Fair value represents a good faith approximation of the value of an asset or liability. When determining the fair value of an investment, one or more fair value methodologies may be used (depending on certain factors, including the asset type). For example, the investment may be initially priced based on the original cost of the investment or, alternatively, using proprietary or third-party models that may rely upon one or more unobservable inputs. Prices of actual, executed or historical
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transactions in the relevant investment (or comparable instruments) or, where appropriate, an appraisal by a third-party experienced in the valuation of similar instruments, may also be used as a basis for establishing the fair value of an investment.
The fair value of one or more assets or liabilities may not, in retrospect, be the price at which those assets or liabilities could have been sold during the period in which the particular fair values were used in determining a Fund’s NAV. As a result, a Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.
Each Fund’s annual audited financial statements, which are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”), follow the requirements for valuation set forth in Financial Accounting Standards Board Accounting Standards Codification Topic 820, “Fair Value Measurements and Disclosures” (“ASC 820”), which defines and establishes a framework for measuring fair value under US GAAP and expands financial statement disclosure requirements relating to fair value measurements.
Generally, ASC 820 and other accounting rules applicable to funds and various assets in which they invest are evolving. Such changes may adversely affect a Fund. For example, the evolution of rules governing the determination of the fair market value of assets or liabilities, to the extent such rules become more stringent, would tend to increase the cost and/or reduce the availability of third-party determinations of fair market value. This may in turn increase the costs associated with selling assets or affect their liquidity due to a Fund’s inability to obtain a third-party determination of fair market value.
Brokerage Transactions
Subject to policies established by the Board, BFA is primarily responsible for the execution of a Fund’s portfolio transactions and the allocation of brokerage. BFA does not execute transactions through any particular broker or dealer, but seeks to obtain the best net results for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution, operational facilities of the firm and the firm’s risk and skill in positioning blocks of securities. While BFA generally seeks reasonable trade execution costs, a Fund does not necessarily pay the lowest spread or commission available, and payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions. Subject to applicable legal requirements, BFA may select a broker based partly upon brokerage or research services provided to BFA and its clients, including a Fund. In return for such services, BFA may cause a Fund to pay a higher commission than other brokers would charge if BFA determines in good faith that the commission is reasonable in relation to the services provided.
In selecting brokers or dealers to execute portfolio transactions, BFA seeks to obtain the best price and most favorable execution for a Fund and may take into account a variety of factors including: (i) the size, nature and character of the security or instrument being traded and the markets in which it is purchased or sold; (ii) the desired timing of the transaction; (iii) BFA’s knowledge of the expected commission rates and spreads currently available; (iv) the activity existing and expected in the market for the particular security or instrument, including any anticipated execution difficulties; (v) the full range of brokerage services provided; (vi) the broker’s or dealer’s capital; (vii) the quality of research and research services provided; (viii) the reasonableness of the commission, dealer spread or its equivalent for the specific transaction; and (ix) BFA’s knowledge of any actual or apparent operational problems of a broker or dealer. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, thinly traded securities, or other circumstances.
Section 28(e) of the 1934 Act (“Section 28(e)”) permits a U.S. investment adviser, under certain circumstances, to cause an account to pay a broker or dealer a commission for effecting a transaction in securities that exceeds the amount another broker or dealer would have charged for effecting the same transaction in recognition of the value of brokerage and research services provided by that broker or dealer. This includes commissions paid on riskless principal transactions in securities under certain conditions.
From time to time, a Fund may purchase new issues of securities in a fixed price offering. In these situations, the broker may be a member of the selling group that will, in addition to selling securities, provide BFA with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the broker will provide research “credits” in these situations at a rate that is higher than that available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).
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The Funds anticipate that brokerage transactions involving foreign equity securities generally will be conducted primarily on the principal stock exchanges of the applicable country. Foreign equity securities may be held by the Funds in the form of depositary receipts, or other securities convertible into foreign equity securities. Depositary receipts may be listed on stock exchanges, or traded in OTC markets in the U.S. or Europe, as the case may be. ADRs, like other securities traded in the U.S., will be subject to negotiated commission rates.
OTC issues, including most fixed-income securities such as corporate debt and U.S. Government securities, are normally traded on a “net” basis without a stated commission, through dealers acting for their own account and not as brokers. The Funds will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer with respect to both foreign and domestic securities will generally include a “spread,” which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer’s normal profit.
Under the 1940 Act, persons affiliated with a Fund and persons who are affiliated with such affiliated persons are prohibited from dealing with the Fund as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC. Since transactions in the OTC market usually involve transactions with the dealers acting as principal for their own accounts, the Funds will not deal with affiliated persons and affiliated persons of such affiliated persons in connection with such transactions. The Funds will not purchase securities during the existence of any underwriting or selling group relating to such securities of which BFA, BRIL or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Board in accordance with Rule 10f-3 under the 1940 Act.
Purchases of money market instruments by the Funds are made from dealers, underwriters and issuers. The Funds do not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer.
BFA may, from time to time, effect trades on behalf of and for the account of the Funds with brokers or dealers that are affiliated with BFA, in conformity with Rule 17e-1 under the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions.
Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid.
Investment decisions for the Funds and for other investment accounts managed by BFA and the other Affiliates are made independently of each other in light of differing conditions. A variety of factors will be considered in making investment allocations. These factors include: (i) investment objectives or strategies for particular accounts, including sector, industry, country or region and capitalization weightings; (ii) tax considerations of an account; (iii) risk or investment concentration parameters for an account; (iv) supply or demand for a security at a given price level; (v) size of available investment; (vi) cash availability and liquidity requirements for accounts; (vii) regulatory restrictions; (viii) minimum investment size of an account; (ix) relative size of account; and (x) such other factors as may be approved by BlackRock’s general counsel. Moreover, investments may not be allocated to one client account over another based on any of the following considerations: (i) to favor one client account at the expense of another; (ii) to generate higher fees paid by one client account over another or to produce greater performance compensation to BlackRock; (iii) to develop or enhance a relationship with a client or prospective client; (iv) to compensate a client for past services or benefits rendered to BlackRock or to induce future services or benefits to be rendered to BlackRock; or (v) to manage or equalize investment performance among different client accounts. BFA and the other Affiliates may deal, trade and invest for their own respective accounts in the types of securities in which the Funds may invest.
Initial public offerings (“IPOs”) of securities may be over-subscribed and subsequently trade at a premium in the secondary market. When BFA is given an opportunity to invest in such an initial offering or “new” or “hot” issue, the supply of securities available for client accounts is often less than the amount of securities the accounts would otherwise take. In order to allocate these investments fairly and equitably among client accounts over time, each portfolio manager or a member of his or her respective investment team will indicate to BFA’s trading desk their level of interest in a particular offering with respect to eligible clients’ accounts for which that team is responsible. IPOs of U.S. equity securities will be identified as eligible for
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particular client accounts that are managed by portfolio teams who have indicated interest in the offering based on market capitalization of the issuer of the security and the investment mandate of the client account and in the case of international equity securities, the country where the offering is taking place and the investment mandate of the client account. Generally, shares received during the IPO will be allocated among participating client accounts within each investment mandate on a pro rata basis. This pro rata allocation may result in a Fund receiving less of a particular security than if pro-rating had not occurred. All allocations of securities will be subject, where relevant, to share minimums established for accounts and compliance constraints. In situations where supply is too limited to be allocated among all accounts for which the investment is eligible, portfolio managers may rotate such investment opportunities among one or more accounts so long as the rotation system provides for fair access for all client accounts over time. Other allocation methodologies that are considered by BFA to be fair and equitable to clients may be used as well.
Because different accounts may have differing investment objectives and policies, BFA may buy and sell the same securities at the same time for different clients based on the particular investment objective, guidelines and strategies of those accounts. For example, BFA may decide that it may be entirely appropriate for a growth fund to sell a security at the same time a value fund is buying that security. To the extent that transactions on behalf of more than one client of BFA or the other Affiliates during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. For example, sales of a security by BlackRock on behalf of one or more of its clients may decrease the market price of such security, adversely impacting other BlackRock clients that still hold the security. If purchases or sales of securities arise for consideration at or about the same time that would involve the Funds or other clients or funds for which BFA or another Affiliate act as investment manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all.
In certain instances, BFA may find it efficient for purposes of seeking to obtain best execution, to aggregate or “bunch” certain contemporaneous purchases or sale orders of its advisory accounts and advisory accounts of affiliates. In general, all contemporaneous trades for client accounts under management by the same portfolio manager or investment team will be bunched in a single order if the trader believes the bunched trade would provide each client with an opportunity to achieve a more favorable execution at a potentially lower execution cost. The costs associated with a bunched order will be shared pro rata among the clients in the bunched order. Generally, if an order for a particular portfolio manager or management team is filled at several different prices through multiple trades, all accounts participating in the order will receive the average price (except in the case of certain international markets where average pricing is not permitted). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Funds are concerned, in other cases it could be beneficial to the Funds. Transactions effected by BFA or the other Affiliates on behalf of more than one of its clients during the same period may increase the demand for securities being purchased or the supply of securities being sold, causing an adverse effect on price. The trader will give the bunched order to the broker-dealer that the trader has identified as being able to provide the best execution of the order. Orders for purchase or sale of securities will be placed within a reasonable amount of time of the order receipt and bunched orders will be kept bunched only long enough to execute the order.

Fund	Brokerage Commissions Paid During Fiscal Year Ended July 31, 2025	Brokerage Commissions Paid During Fiscal Year Ended July 31, 2024	Brokerage Commissions Paid During Fiscal Year Ended July 31, 2023
iShares ESG Aware 30/70 Conservative Allocation ETF	$60	$83	$76
iShares ESG Aware 40/60 Moderate Allocation ETF	77	94	66
iShares ESG Aware 60/40 Balanced Allocation ETF	222	282	200
iShares ESG Aware 80/20 Aggressive Allocation ETF	208	283	237
None of the Funds paid any brokerage commissions to BRIL, an affiliate of BFA, or to any other broker-dealer that is part of the BlackRock group of companies, during the fiscal year ended July 31, 2025.
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The Funds' purchase and sale orders for securities may be combined with those of other investment companies, clients or accounts that BlackRock manages or advises. If purchases or sales of portfolio securities of the Funds and one or more other accounts managed or advised by BlackRock are considered at or about the same time, transactions in such securities are allocated among the Funds and the other accounts in a manner deemed equitable to all by BlackRock. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower transaction costs will be beneficial to the Funds. BlackRock may deal, trade and invest for its own account in the types of securities in which the Funds may invest. BlackRock may, from time to time, effect trades on behalf of and for the account of the Funds with brokers or dealers that are affiliated with BFA, in conformity with the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions. The Funds will not deal with affiliates in principal transactions unless permitted by applicable SEC rules or regulations, or by SEC exemptive order.
Portfolio turnover may vary from year to year, as well as within a year. High turnover rates may result in comparatively greater brokerage expenses.
The table below sets forth the portfolio turnover rates of each Fund for the fiscal years noted:
Fund	Fiscal Year Ended July 31, 2025	Fiscal Year Ended July 31, 2024
iShares ESG Aware 30/70 Conservative Allocation ETF	3%	4%
iShares ESG Aware 40/60 Moderate Allocation ETF	5%	6%
iShares ESG Aware 60/40 Balanced Allocation ETF	4%	6%
iShares ESG Aware 80/20 Aggressive Allocation ETF	3%	4%
Additional Information Concerning the Trust
Shares.  The Trust issues shares of beneficial interests in the funds with no par value. The Board may designate additional iShares funds.
Each share issued by a fund has a pro rata interest in the assets of that fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant fund, and in the net distributable assets of such fund on liquidation.
Each share has one vote with respect to matters upon which the shareholder is entitled to vote. In any matter submitted to shareholders for a vote, each fund shall hold a separate vote, provided that shareholders of all affected funds will vote together when: (i) required by the 1940 Act, or (ii) the Trustees determine that the matter affects the interests of more than one fund.
Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the fund) have noncumulative voting rights in the election of members of the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.
Following the creation of the initial Creation Unit(s) of shares of a fund and immediately prior to the commencement of trading in such fund’s shares, a holder of shares may be a “control person” of the fund, as defined in Rule 0-1 under the 1940 Act. A fund cannot predict the length of time for which one or more shareholders may remain a control person of the fund.
Shareholders may make inquiries by writing to iShares Trust, c/o BlackRock Investments, LLC, 1 University Square Drive, Princeton, NJ 08540.
Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC’s rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC or its staff, officers and trustees of a fund and beneficial owners of 10% of the shares of a fund (“Insiders”) may be subject to the insider reporting, short-swing profit and short sale
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provisions of Section 16 of the 1934 Act and the SEC’s rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act and existing guidance provided by the SEC staff.
In accordance with the Trust's current Agreement and Declaration of Trust (the “Declaration of Trust”), the Board may, without shareholder approval (unless such shareholder approval is required by the Declaration of Trust or applicable law, including the 1940 Act), authorize certain funds to merge, reorganize, consolidate, sell all or substantially all of their assets, or take other similar actions with, to or into another fund.  The Trust or a fund may be terminated by a majority vote of the Board, subject to the affirmative vote of a majority of the shareholders of the Trust or such fund entitled to vote on termination; however, in certain circumstances described in the Declaration of Trust, only a majority vote of the Board is required. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Declaration of Trust provides that the Board will have the unrestricted power to alter the number of shares in a Creation Unit. Therefore, in the event of a termination of the Trust or a fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Units or to be individually redeemable. In such circumstance, the Trust or a fund may make redemptions in-kind, for cash or for a combination of cash or securities. Further, in the event of a termination of the Trust or a fund, the Trust or a fund might elect to pay cash redemptions to all shareholders, with an in-kind election for shareholders owning in excess of a certain stated minimum amount.
DTC as Securities Depository for Shares of the Funds.  Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.
DTC was created in 1973 to enable electronic movement of securities between its participants (“DTC Participants”), and NSCC was established in 1976 to provide a single settlement system for securities clearing and to serve as central counterparty for securities trades among DTC Participants. In 1999, DTC and NSCC were consolidated within The Depository Trust & Clearing Corporation (“DTCC”) and became wholly-owned subsidiaries of DTCC. The common stock of DTCC is owned by the DTC Participants, but NYSE and FINRA, through subsidiaries, hold preferred shares in DTCC that provide them with the right to elect one member each to the DTCC board of directors. Access to the DTC system is available to entities, such as banks, brokers, dealers and trust companies, that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).
Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in shares of the Fund.
Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.
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The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.
Distribution of Shares.  In connection with each Fund's launch, each Fund was seeded through the sale of one or more Creation Units by each Fund to one or more initial investors. Initial investors participating in the seeding may be Authorized Participants, a lead market maker or other third party investor or an affiliate of each Fund or each Fund’s adviser. Each such initial investor may sell some or all of the shares underlying the Creation Unit(s) held by them pursuant to the registration statement for each Fund (each, a “Selling Shareholder”), which shares have been registered to permit the resale from time to time after purchase. Each Fund will not receive any of the proceeds from the resale by the Selling Shareholders of these shares.
Selling Shareholders may sell shares owned by them directly or through broker-dealers, in accordance with applicable law, on any national securities exchange on which the shares may be listed or quoted at the time of sale, through trading systems, in the OTC market or in transactions other than on these exchanges or systems at fixed prices, at prevailing market prices at the time of the sale, at varying prices determined at the time of sale, or at negotiated prices. These sales may be effected through brokerage transactions, privately negotiated trades, block sales, entry into options or other derivatives transactions or through any other means authorized by applicable law. Selling Shareholders may redeem the shares held in Creation Unit size by them through an Authorized Participant.
Any Selling Shareholder and any broker-dealer or agents participating in the distribution of shares may be deemed to be “underwriters” within the meaning of Section 2(a)(11) of the 1933 Act, in connection with such sales.
Any Selling Shareholder and any other person participating in such distribution will be subject to applicable provisions of the 1934 Act and the rules and regulations thereunder.
Creation and Redemption of Creation Units
General.  The Trust issues and sells shares of each Fund only in Creation Units on a continuous basis through the Distributor or its agent, without a sales load, at a price based on each Fund's NAV next determined after receipt, on any Business Day (as defined below), of an order received by the Distributor or its agent in proper form. On days when the Listing Exchange closes earlier than normal, a Fund may require orders to be placed earlier in the day. The following table sets forth the number of shares of a Fund that constitute a Creation Unit for such Fund and the approximate value of such Creation Unit as of July 31, 2025:

Fund	Shares Per Creation Unit	Approximate Value Per Creation Unit (U.S.$)
iShares ESG Aware 30/70 Conservative Allocation ETF	25,000	$664,221.38
iShares ESG Aware 40/60 Moderate Allocation ETF	25,000	$719,276.45
iShares ESG Aware 60/40 Balanced Allocation ETF	25,000	$834,312.03
iShares ESG Aware 80/20 Aggressive Allocation ETF	25,000	$964,335.40
In its discretion, the Trust reserves the right to increase or decrease the number of a Fund’s shares that constitute a Creation Unit. The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of any Fund, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.
A “Business Day” with respect to each Fund is any day the Fund is open for business, including any day when it satisfies redemption requests as required by Section 22(e) of the 1940 Act. Each Fund is open for business any day on which the
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Listing Exchange on which the Fund is listed for trading is open for business. As of the date of this SAI, each Listing Exchange observes the following holidays, as observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Fund Deposit.  The consideration for purchase of Creation Units of each Fund generally consists of Deposit Securities and the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which, when combined with a Fund's portfolio securities, is designed to generate performance that has a collective investment profile similar to that of the Underlying Index. The Fund Deposit represents the minimum initial and subsequent investment amount for a Creation Unit of any Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, to purchases of Creation Units of shares of a given Fund until such time as the next-announced Fund Deposit is made available.
The “Cash Component” is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the “Deposit Amount,” which is an amount equal to the market value of the Deposit Securities, and serves to compensate for any differences between the NAV per Creation Unit and the Deposit Amount. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities are the sole responsibility of the Authorized Participant purchasing a Creation Unit.
The identity and number of shares of the Deposit Securities change pursuant to changes in the composition of a Fund's portfolio and as rebalancing adjustments and corporate action events are reflected from time to time by BFA with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities constituting the relevant Underlying Index.
The Fund Deposit may also be modified to minimize the Cash Component by redistributing the cash to the Deposit Securities portion of the Fund Deposit through “systematic rounding.” The rounding methodology “rounds up” position sizes of securities in the Deposit Securities (which in turn reduces the cash portion). However, the methodology limits the maximum allowed percentage change in weight and share quantity of any given security in the Fund Deposit.
Fund Deposits may also be modified to position a fund towards a forward index rebalance to reflect revisions that account for index additions, deletions, and re-weights.
The Trust may, in its sole discretion, substitute a “cash in lieu” amount to be added to the Cash Component to replace any Deposit Security in certain circumstances, including: (i) when instruments are not available in sufficient quantity for delivery; (ii) when instruments are not eligible for transfer through DTC or the clearing process (as discussed below); (iii) when instruments that the Authorized Participant (or an investor on whose behalf the Authorized Participant is acting) are not able to be traded due to a trading restriction; (iv) when delivery of the Deposit Security by the Authorized Participant (or by an investor on whose behalf the Authorized Participant is acting) would be restricted under applicable securities or other local laws; (v) in connection with distribution payments to be made by a Fund; or (vi) in certain other situations.
Cash Purchase Method.  Although the Trust does not generally permit partial or full cash purchases of Creation Units of its funds, when partial or full cash purchases of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind purchases thereof. In the case of a partial or full cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser.
Procedures for Creation of Creation Units.  To be eligible to place orders with the Distributor and to create a Creation Unit of the Funds, an entity must be: (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC, or (ii) a DTC Participant, and must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Units (“Authorized Participant Agreement”) (discussed below). A member or participant of a clearing agency registered with the SEC which has a written agreement with the Funds or one of their service providers that allows such member or participant to place orders for the purchase and redemption of Creation Units is referred to as an “Authorized Participant.” All shares of the Funds, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.
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Role of the Authorized Participant.  Creation Units may be purchased only by or through a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Funds or one of their service providers that allows such member or participant to place orders for the purchase and redemption of Creation Units (an “Authorized Participant”). Such Authorized Participant will agree, pursuant to the terms of such Authorized Participant Agreement and on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that such Authorized Participant will make available in advance of each purchase of shares an amount of cash sufficient to pay the Cash Component, once the NAV of a Creation Unit is next determined after receipt of the purchase order in proper form, together with the transaction fees described below. An Authorized Participant, acting on behalf of an investor, may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Cash Component. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement and that orders to purchase Creation Units may have to be placed by the investor's broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Trust does not expect to enter into an Authorized Participant Agreement with more than a small number of DTC Participants. A list of current Authorized Participants may be obtained from the Distributor. The Distributor has adopted guidelines regarding Authorized Participants’ transactions in Creation Units that are made available to all Authorized Participants. These guidelines set forth the processes and standards for Authorized Participants to transact with the Distributor and its agents in connection with creation and redemption transactions. In addition, the Distributor may be appointed as the proxy of the Authorized Participant and may be granted a power of attorney under its Authorized Participant Agreement.
Purchase Orders.   To initiate an order for a Creation Unit, an Authorized Participant must submit to the Distributor or its agent an irrevocable order to purchase shares of a Fund, in proper form, generally before 4:00 p.m., Eastern time on any Business Day to receive that day’s NAV. The Distributor or its agent will notify BFA and the custodian of such order. The custodian will then provide such information to any appropriate sub-custodian. Procedures and requirements governing the delivery of the Fund Deposit are set forth in the procedures handbook for Authorized Participants and may change from time to time. Investors, other than Authorized Participants, are responsible for making arrangements for a creation request to be made through an Authorized Participant. The Distributor or its agent will provide a list of current Authorized Participants upon request. Those placing orders to purchase Creation Units through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor or its agent by the Cutoff Time (as defined below) on such Business Day.
The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Funds, immediately available or same day funds estimated by the Funds to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fees. Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the Cutoff Time of the Funds. Investors should be aware that an Authorized Participant may require orders for purchases of shares placed with it to be in the particular form required by the individual Authorized Participant.
The Authorized Participant is responsible for any and all expenses and costs incurred by a Fund, including any applicable cash amounts, in connection with any purchase order.
Timing of Submission of Purchase Orders.  An Authorized Participant must submit an irrevocable order to purchase shares of a Fund generally before 4:00 p.m., Eastern time on any Business Day in order to receive that day's NAV. Creation Orders must be transmitted by an Authorized Participant in the form required by the Funds to the Distributor or its agent pursuant to procedures set forth in the Authorized Participant Agreement. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or its agent or an Authorized Participant. Orders to create shares of the Fund that are submitted on the Business Day immediately preceding a holiday or a day (other than a weekend) when the equity markets in the relevant non-U.S. market are closed may not be accepted. Each Fund's deadline specified above for the submission of purchase orders is referred to as that Fund's “Cutoff Time.” The Distributor or its agent, in their discretion, may permit the submission of such orders and requests by or through an Authorized Participant at any time (including on days on which the Listing Exchange is not open for business) via communication through the facilities of the Distributor's or its agent's proprietary website maintained for this purpose. Purchase orders and redemption requests, if accepted by the Trust, will be processed based on the NAV next determined after such acceptance in accordance with a Fund's Cutoff Times as provided in the Authorized Participant Agreement and disclosed in this SAI.
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Acceptance of Orders for Creation Units.   Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor's behalf) and (ii) arrangements satisfactory to the Funds are in place for payment of the Cash Component and any other cash amounts which may be due, the Funds will accept the order, subject to each Fund's right (and the right of the Distributor and BFA) to reject any order until acceptance, as set forth below.
Once a Fund has accepted an order, upon the next determination of the NAV of the shares, the Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor or its agent will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.
Each Fund reserves the right to reject or revoke a creation order transmitted to it by the Distributor or its agent provided that a rejection or revocation of a creation order does not violate Rule 6c-11 under the Investment Company Act. For example, a Fund may reject or revoke a creation order transmitted to it by the Distributor or its agent if (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities delivered do not conform to the identity and number of shares specified, as described above; (iv) acceptance of the Deposit Securities is not legally required or would, in the opinion of counsel, be unlawful; or (v) circumstances outside the control of the Fund, the Distributor or its agent and BFA make it impracticable to process purchase orders. The Distributor or its agent shall notify a prospective purchaser of a Creation Unit and/or the Authorized Participant acting on behalf of such purchaser of its rejection of such order. The Funds, JPMorgan, the sub-custodian and the Distributor or its agent are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for failure to give such notification.
Issuance of a Creation Unit.   Except as provided herein, a Creation Unit will not be issued until the transfer of good title to the applicable Fund of the Deposit Securities and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the custodian that the securities included in the Fund Deposit (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Distributor or its agent and BFA shall be notified of such delivery and the applicable Fund will issue and cause the delivery of the Creation Unit.
Creation Units are generally issued on a “T+1 basis” (i.e., one Business Day after trade date). However, each Fund reserves the right to settle Creation Unit transactions on a different basis, if necessary or appropriate under the circumstances and compliant with applicable law. These circumstances may include, among others, accommodating non-U.S. market holiday schedules and accounting for different treatment among non-U.S. and U.S. markets of dividend record dates and ex-dividend dates (i.e., the last day the holder of a security can sell the security and still receive dividends payable on the security).
To the extent contemplated by an Authorized Participant Agreement with the Distributor, each Fund will issue Creation Units to such Authorized Participant, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral as set forth in the handbook for Authorized Participants. The Trust may use such collateral at any time to buy Deposit Securities for the Funds. Such collateral must be delivered no later than the time specified by a Fund or its custodian on the contractual settlement date. Information concerning the Funds' current procedures for collateralization of missing Deposit Securities is available from the Distributor or its agent. The Authorized Participant Agreement will permit the Funds to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Funds of purchasing such securities and the collateral including, without limitation, liability for related brokerage, borrowings and other charges.
In certain cases, Authorized Participants may create and redeem Creation Units on the same trade date and in these instances, the Funds reserve the right to settle these transactions on a net basis or require a representation from the Authorized Participants that the creation and redemption transactions are for separate beneficial owners. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by each Fund and the Fund's determination shall be final and binding.
Costs Associated with Creation Transactions.   A standard creation transaction fee is imposed to offset the transfer and other transaction costs associated with the issuance of Creation Units. Under an ETF Services Agreement, the Funds have retained BRIL, an affiliate of BFA, to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units of the Funds (“ETF Services”). BRIL will receive from an Authorized Participant a standard transaction fee on each creation order, which consists of (1) a fee for providing the
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ETF Services (the “ETF Servicing Fee”) and (2) transfer, processing and other transaction costs charged by a Fund custodian in connection with the issuance of Creation Units for such creation order (“Custody Transaction Costs”). BRIL is entitled to retain the ETF Servicing Fee pursuant to the ETF Services Agreement, but BRIL will reimburse any Custody Transaction Costs to the applicable Fund custodian according to the amounts invoiced by such custodian.
The ETF Servicing Fee is a flat fee per order regardless of the number of Creation Units being purchased, which amount will vary among different Funds based on a number of factors, including the complexity of the order and the types of securities or instruments included in a Fund’s Creation Basket, among other variables. The ETF Servicing Fee may be equal to zero in certain instances, such as for creation transactions that consist solely of cash. The actual Custody Transaction Costs vary per order based on the number of trades, underlying markets and settlement locations associated with the issuance of a Creation Unit. The following table sets forth, for each Fund, either the actual creation transaction fee that was charged on November 10, 2025 or an estimate of the creation transaction fee that would have been charged if the Fund had issued a Creation Unit on that date. The actual fee that was or would have been charged to an Authorized Participant in connection with a creation order will vary over time depending on the factors discussed above, and may be higher than the fee set forth below.
In order to defray transaction expenses for a Fund and protect against possible shareholder dilution, if a creation transaction consists solely or partially of cash, the Authorized Participant may also be required to cover (up to the maximum amount shown below) certain brokerage, tax, foreign exchange, execution and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs based on historical data or other inputs, at BlackRock’s discretion, and may include part or all of the spread between the expected bid and offer side of the market and anticipated market impact). However, a Fund is not obligated to trade identical securities to the securities identified by BlackRock in estimating these transaction and other costs and expenses. In certain cases, BlackRock or an affiliate may determine in its discretion to deviate from the regular charge, subject to the maximum amounts shown below.
Authorized Participants will also bear the costs of transferring the Deposit Securities to the Funds. Certain fees/costs associated with creation transactions may be waived in certain circumstances. Investors who use the services of a broker or other financial intermediary to acquire Fund shares may be charged a fee for such services.
The following table sets forth each Fund's actual or estimated creation transaction fee, as applicable, as of November 10, 2025 and maximum additional charge (as described above):

Fund	Standard Creation Transaction Fee	Maximum Additional Charge for Creations*
iShares ESG Aware 80/20 Aggressive Allocation ETF	$156.25 **	3.0%
iShares ESG Aware 30/70 Conservative Allocation ETF	156.25 **	3.0%
iShares ESG Aware 60/40 Balanced Allocation ETF	156.25 **	3.0%
iShares ESG Aware 40/60 Moderate Allocation ETF	156.25 **	3.0%

*
As a percentage of the net asset value per Creation Unit.
**
Estimated fee.
Redemption of Creation Units.
Shares of a Fund may be redeemed by Authorized Participants only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor or its agent and only on a Business Day. The Funds will not redeem shares in amounts less than Creation Units. There can be no assurance, however, that there will be sufficient liquidity in the secondary market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a Creation Unit that could be redeemed by an Authorized Participant. Beneficial owners also may sell shares in the secondary market.
Each Fund generally redeems Creation Units for Fund Securities (as defined below). Please see the Cash Redemption Method section below and the following discussion summarizing the in-kind method for further information on redeeming Creation Units of the Funds.
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Each Fund publishes the designated portfolio of securities (including any portion of such securities for which cash may be substituted) that will be applicable to redemption requests received in proper form (as defined below) on that day (“Fund Securities” or “Redemption Basket”), and an amount of cash (the “Cash Amount,” as described below) in order to effect redemptions of Creation Units of a Fund. Such Fund Securities and Cash Amount will remain in effect until such time as the next announced composition of the Fund Securities and Cash Amount is made available. The Fund Securities and Cash Amount are subject to possible amendment or correction. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units. Procedures and requirements governing redemption transactions are set forth in the handbook for Authorized Participants and may change from time to time.
Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities, plus the Cash Amount, which is an amount equal to the difference between the NAV of the shares being redeemed, as next determined after the receipt of a redemption request in proper form, and the value of Fund Securities, less a redemption transaction fee (as described below).
The Trust may, in its sole discretion, substitute a “cash in lieu” amount to replace any Fund Security in certain circumstances, including: (i) when the delivery of a Fund Security to the Authorized Participant (or to an investor on whose behalf the Authorized Participant is acting) would be restricted under applicable securities or other local laws or due to a trading restriction; (ii) when the delivery of a Fund Security to the Authorized Participant would result in the disposition of the Fund Security by the Authorized Participant due to restrictions under applicable securities or other local laws; (iii) when the delivery of a Fund Security to the Authorized Participant would result in unfavorable tax treatment; (iv) when a Fund Security cannot be settled or otherwise delivered in time to facilitate an in-kind redemption; or (v) in certain other situations. The amount of cash paid out in such cases will be equivalent to the value of the substituted security listed as a Fund Security. In the event that the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder. Each Fund generally redeems Creation Units for Fund Securities, but each Fund reserves the right to utilize a cash option for redemption of Creation Units. Each Fund may, in its sole discretion, provide such redeeming Authorized Participant a portfolio of securities that differs from the exact composition of the Fund Securities, but does not differ in NAV. The Redemption Basket may also be modified to minimize the Cash Component by redistributing the cash to the Fund Securities portion of the Redemption Basket through systematically rounding. The rounding methodology allows position sizes of securities in the Fund Securities to be “rounded up,” while limiting the maximum allowed percentage change in weight and share quantity of any given security in the Redemption Basket. Redemption Baskets may also be modified to position a fund towards a forward index rebalance to reflect revisions that account for index additions, deletions, and re-weights.
Cash Redemption Method.   Although the Trust does not generally permit partial or full cash redemptions of Creation Units of its funds, when partial or full cash redemptions of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind redemptions thereof. In the case of partial or full cash redemption, the Authorized Participant receives the cash equivalent of the Fund Securities it would otherwise receive through an in-kind redemption, plus the same Cash Amount to be paid to an in-kind redeemer.
Costs Associated with Redemption Transactions.
A standard redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the relevant Fund. As described above, under an ETF Services Agreement, the Funds have retained BRIL, an affiliate of BFA, to perform certain ETF Services. BRIL will receive from an Authorized Participant a standard transaction fee on each redemption order, which consists of (1) the ETF Servicing Fee and (2) Custody Transaction Costs. BRIL is entitled to retain the ETF Servicing Fee pursuant to the ETF Services Agreement, but BRIL will reimburse any Custody Transaction Costs to the applicable Fund custodian according to the amounts invoiced by such custodian.
The ETF Servicing Fee is a flat fee per order regardless of the number of Creation Units being redeemed, which amount will vary among different Funds based on a number of factors, including the complexity of the order and the types of securities or instruments included in a Fund’s Redemption Basket, among other variables. The ETF Servicing Fee may be equal to zero in certain instances, such as for redemption transactions that consist solely of cash. The actual Custody Transaction Costs vary per order based on the number of trades, underlying markets, and settlement locations associated with the redemption of a Creation Unit. The following table sets forth, for each Fund, either the actual redemption transaction fee that was charged on November 10, 2025 or an estimate of the redemption transaction fee that would have been charged if the Fund had redeemed a Creation Unit on that date. The actual fee that was or would have been charged to an Authorized Participant in
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connection with a redemption order will vary over time depending on the factors discussed above, and may be higher than the fee set forth below.
In order to defray transaction expenses for a Fund and protect against possible shareholder dilution, if a redemption transaction consists solely or partially of cash, the Authorized Participant may also be required to cover (up to the maximum amount shown below) certain brokerage, tax, foreign exchange, execution and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs based on historical data or other inputs, at BlackRock’s discretion, and may include part or all of the spread between the expected bid and offer side of the market and anticipated market impact). However, a Fund is not obligated to trade identical securities to the securities identified by BlackRock in estimating these transaction and other costs and expenses. In certain cases, BlackRock or an affiliate may determine in its discretion to deviate from the regular charge, subject to the maximum amounts shown below.
Authorized Participants will also bear the costs of transferring the Fund Securities from a Fund to their account on their order. Certain fees/costs associated with redemption transactions may be waived in certain circumstances. Investors who use the services of a broker or other financial intermediary to dispose of Fund shares may be charged a fee for such services.
The following table sets forth each Fund's actual or estimated redemption transaction fee, as applicable, as of November 10, 2025 and maximum additional charge (as described above):

Fund	Standard Redemption Transaction Fee	Maximum Additional Charge for Redemptions*
iShares ESG Aware 80/20 Aggressive Allocation ETF	$156.25 **	2.0%
iShares ESG Aware 30/70 Conservative Allocation ETF	156.25 **	2.0%
iShares ESG Aware 60/40 Balanced Allocation ETF	156.25 **	2.0%
iShares ESG Aware 40/60 Moderate Allocation ETF	156.25 **	2.0%

*
As a percentage of the net asset value per Creation Unit.
**
Estimated fee.
Placement of Redemption Orders.  Redemption requests for Creation Units of the Funds must be submitted to the Distributor or its agent by or through an Authorized Participant. An Authorized Participant must submit an irrevocable request to redeem shares of a Fund generally before 4:00 p.m., Eastern time on any Business Day in order to receive that day's NAV. On days when the Listing Exchange closes earlier than normal, a Fund may require orders to redeem Creation Units to be placed earlier that day. Investors, other than Authorized Participants, are responsible for making arrangements for a redemption request to be made through an Authorized Participant. The Distributor or its agent will provide a list of current Authorized Participants upon request.
The Authorized Participant must transmit the request for redemption in the form required by the Funds to the Distributor or its agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement and that, therefore, requests to redeem Creation Units may have to be placed by the investor's broker through an Authorized Participant who has executed an Authorized Participant Agreement. At any time, only a limited number of broker-dealers will have an Authorized Participant Agreement in effect. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to the Funds' transfer agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.
A redemption request is considered to be in “proper form” if: (i) an Authorized Participant has transferred or caused to be transferred to the Funds' transfer agent the Creation Unit redeemed through the book-entry system of DTC so as to be effective by the Listing Exchange closing time on any Business Day on which the redemption request is submitted; (ii) a request in form satisfactory to the applicable Fund is received by the Distributor or its agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above; and (iii) all other procedures set forth in the Authorized Participant Agreement are properly followed.
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Upon receiving a redemption request, the Distributor or its agent shall notify the applicable Fund and the Fund's transfer agent of such redemption request. The tender of an investor's shares for redemption and the distribution of the securities and/or cash included in the redemption payment made in respect of Creation Units redeemed will be made through DTC and the relevant Authorized Participant to the Beneficial Owner thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds, as the case may be, or by such other means specified by the Authorized Participant submitting the redemption request.
A redeeming Authorized Participant, whether on its own account or acting on behalf of a Beneficial Owner, must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the portfolio securities are customarily traded, to which account such portfolio securities will be delivered.
Deliveries of redemption proceeds are generally made within one Business Day (i.e., “T+1”). However, each Fund reserves the right to settle deliveries of redemption proceeds on a different basis, if necessary or appropriate under the circumstances and compliant with applicable law. These circumstances may include, among others, accommodating non-U.S. market holiday schedules and accounting for different treatment among non-U.S. and U.S. markets of dividend record dates and dividend ex-dates (i.e., the last date the holder of a security can sell the security and still receive dividends payable on the security).
To the extent contemplated by an Authorized Participant’s agreement with the Distributor or its agent, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit to be redeemed to a Fund, at or prior to the time specified by a Fund or its custodian on the Business Day after the date of submission of such redemption request, the Distributor or its agent will accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral as set forth in the Handbook for Authorized Participants. Such collateral must be delivered no later than the time specified by a Fund or its custodian on the Business Day after the date of submission of such redemption request and shall be held by JPMorgan and marked-to-market daily. The fees of JPMorgan and any sub-custodians in respect of the delivery, maintenance and redelivery of the collateral shall be payable by the Authorized Participant. The Authorized Participant Agreement permits the Funds to acquire shares of the Funds at any time and subjects the Authorized Participant to liability for any shortfall between the aggregate of the cost to the Funds of purchasing such shares, plus the value of the Cash Amount, and the value of the collateral together with liability for related brokerage and other charges.
The right of redemption may be suspended or the date of payment postponed with respect to any Fund: (i) for any period during which the Listing Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the Listing Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of the Fund's portfolio securities or determination of its NAV is not reasonably practicable; or (iv) in such other circumstance as is permitted by the SEC.
Custom Baskets.  Creation and Redemption baskets may differ and each Fund may accept “custom baskets.” A custom basket may include any of the following: (i) a basket that is composed of a non-representative selection of a Fund's portfolio holdings; (ii) a representative basket that is different from the initial basket used in transactions on the same business day; or (iii) a basket that contains bespoke cash substitutions for a single Authorized Participant. Each Fund has adopted policies and procedures that govern the construction and acceptance of baskets, including heightened requirements for certain types of custom baskets. Such policies and procedures provide the parameters for the construction and acceptance of custom baskets that are in the best interests of a Fund and its shareholders, establish processes for revisions to, or deviations from, such parameters, and specify the titles and roles of the employees of BFA who are required to review each custom basket for compliance with those parameters. In addition, when constructing custom baskets for redemptions, the tax efficiency of a Fund may be taken into account. The policies and procedures distinguish among different types of custom baskets that may be used for each Fund and impose different requirements for different types of custom baskets in order to seek to mitigate against potential risks of conflicts and/or overreaching by an Authorized Participant. BlackRock has established a governance process to oversee basket compliance for the Funds, as set forth in each Fund's policies and procedures.
Taxation on Creations and Redemptions of Creation Units.   An Authorized Participant generally will recognize either gain or loss upon the exchange of Deposit Securities for Creation Units. This gain or loss is calculated by taking the market value of the Creation Units purchased over the Authorized Participant’s aggregate basis in the Deposit Securities exchanged therefor. However, the IRS may apply the wash sales rules to determine that any loss realized upon the exchange of Deposit Securities for Creation Units is not currently deductible. Authorized Participants should consult their own tax advisors.
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Current U.S. federal income tax laws dictate that capital gain or loss realized from the redemption of Creation Units will generally create long-term capital gain or loss if the Authorized Participant holds the Creation Units for more than one year, or short-term capital gain or loss if the Creation Units were held for one year or less, if the Creation Units are held as capital assets.
Taxes
The following is a summary of certain material U.S. federal income tax considerations regarding the purchase, ownership and disposition of shares of a Fund. This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to a Fund or to all categories of investors, some of which may be subject to special tax rules. Current and prospective shareholders are urged to consult their own tax advisors with respect to the specific U.S. federal, state, local and non-U.S. tax consequences of investing in a Fund. The summary is based on the laws and judicial and administrative interpretations thereof in effect on the date of this SAI, all of which are subject to change, possibly with retroactive effect. References to the Funds will also generally apply to the Underlying Funds as well.
Regulated Investment Company Qualifications.  Each Fund intends to qualify for treatment as a separate RIC under Subchapter M of the Internal Revenue Code. To qualify for treatment as a RIC, each Fund must annually distribute at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (i) at least 90% of each Fund’s annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or non-U.S. currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in qualified publicly-traded partnerships (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive at least 90% of their income from interest, dividends, capital gains and other traditionally permitted RIC income); and (ii) at the close of each quarter of each Fund's taxable year, (a) at least 50% of the market value of each Fund’s total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of each Fund's total assets may be invested in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer, of two or more issuers of which 20% or more of the voting stock is held by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly-traded partnerships.
A Fund may be able to cure a failure to derive at least 90% of its income from the sources specified above or a failure to diversify its holdings in the manner described above by paying a tax and/or by disposing of certain assets. If, in any taxable year, a Fund fails one of these tests and does not timely cure the failure, that Fund will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by that Fund in computing its taxable income.
Although, in general, the passive loss rules of the Internal Revenue Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to interests in qualified publicly-traded partnerships. A Fund's investments in partnerships, including in qualified publicly-traded partnerships, may result in the Fund being subject to state, local, or non-U.S. income, franchise or withholding tax liabilities.
Taxation of RICs.  As a RIC, a Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders, provided that it satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, a Fund must distribute to its shareholders at least the sum of (i) 90% of its “investment company taxable income” (i.e., income other than the excess of its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments, and (ii) 90% of its net tax-exempt income for the taxable year. A Fund will be subject to income tax at regular corporate rates on any taxable income or gains that it does not distribute to its shareholders. If a Fund fails to qualify for any taxable year as a RIC or fails to meet the distribution requirement, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits. In such event, distributions to individuals should be eligible to be treated as qualified dividend income and distributions to corporate shareholders generally should be eligible for
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the dividends received deduction. Although each Fund intends to distribute substantially all of its net investment income and its capital gains for each taxable year, a Fund may decide to retain a portion of its income or gains. Each Fund will be subject to U.S. federal income taxation and excise taxation (as described below) to the extent it does not distribute all (or, in the case of the excise tax, substantially all) of such income or gains. In certain circumstances, including in instances where the operational cost of the distribution would exceed the amount of the income or excise tax, BFA or an affiliate may voluntarily pay the tax on behalf of a Fund or reimburse the Fund for the tax. If a Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. If a Fund fails to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Fund had been liquidated) if it qualifies as a RIC in a subsequent year.
Excise Tax.  A Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus at least 98.2% of its capital gain net income for the 12 months ended October 31 of such year. For this purpose, however, any ordinary income or capital gain net income retained by a Fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. Long-term capital distributions from the Underlying Funds paid in December or, in certain cases, January in satisfaction of this rule will be subject to potential distribution by the Funds in the following calendar year.
Net Capital Loss Carryforwards.  Net capital loss carryforwards may be applied against any net realized capital gains in each succeeding year, until they have been reduced to zero.
In the event that a Fund were to experience an ownership change as defined under the Internal Revenue Code, the loss carryforwards and other favorable tax attributes of a Fund, if any, may be subject to limitation.
The following Funds had net capital loss carryforwards as set forth in the table below as of July 31, 2025, the tax year-end for the Funds listed:

Fund	Non-Expiring Capital Loss Carryforward
iShares ESG Aware 30/70 Conservative Allocation ETF	$115,364
iShares ESG Aware 40/60 Moderate Allocation ETF	87,783
iShares ESG Aware 60/40 Balanced Allocation ETF	182,934
iShares ESG Aware 80/20 Aggressive Allocation ETF	187,043
Taxation of U.S. Shareholders.   Dividends and other distributions by a Fund are generally treated under the Internal Revenue Code as received by the shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by a Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided such dividend is actually paid by the Fund during January of the following calendar year.
Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if a Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax (at a flat rate of 21%) on the amount retained. In that event, unless the retained amount is deemed to be de minimis or the applicable tax is otherwise reimbursed by BFA or an affiliate, the Fund will generally designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their
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proportionate shares of the tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to the excess of the amount in clause (a) over the amount in clause (b). Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the IRS.
Distributions of net realized long-term capital gains, if any, that a Fund reports as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund. All other dividends of a Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits (“regular dividends”) are generally subject to tax as ordinary income, subject to the discussion of qualified dividend income below. Because the Fund is expected to invest in an Underlying Fund, the Fund’s realized losses on sales of shares of an Underlying Fund may be indefinitely or permanently deferred as “wash sales.” Distributions of short-term capital gains by an Underlying Fund will be recognized as ordinary income by the Fund and would not be offset by the Fund’s capital loss carryforwards, if any. Capital loss carryforwards of an Underlying Fund, if any, would not offset net capital gains of the Fund. Long-term capital gains are eligible for taxation at a maximum rate of 15% or 20% for non-corporate shareholders, depending on whether their income exceeds certain threshold amounts.
If an individual receives a regular dividend qualifying for the long-term capital gains rates and such dividend constitutes an “extraordinary dividend,” and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An “extraordinary dividend” on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period, or (ii) in an amount greater than 20% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.
Distributions in excess of a Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder’s basis in shares of the Fund, and as a capital gain thereafter (if the shareholder holds shares of the Fund as capital assets). Distributions in excess of a Fund’s minimum distribution requirements, but not in excess of a Fund’s earnings and profits, will be taxable to shareholders and will not constitute nontaxable returns of capital. Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive and should have a cost basis in the shares received equal to such amount.
A 3.8% U.S. federal Medicare contribution tax is imposed on net investment income, including, but not limited to, interest, dividends, and net gain from investments, of U.S. individuals with income exceeding $200,000 (or $250,000 if married and filing jointly) and of estates and trusts.
Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If a Fund is the holder of record of any security on the record date for any dividends payable with respect to such security, such dividends will be included in the Fund’s gross income not as of the date received but as of the later of (a) the date such security became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the security would not be entitled to receive the declared, but unpaid, dividends); or (b) the date the Fund acquired such security. Accordingly, in order to satisfy its income distribution requirements, a Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.
In certain situations, a Fund may, for a taxable year, defer all or a portion of its net capital loss (or if there is no net capital loss, then any net long-term or short-term capital loss) realized after October and its late-year ordinary loss (defined as the sum of (i) the excess of post-October foreign currency and passive foreign investment company (“PFIC”) losses over post-October foreign currency and PFIC gains and (ii) the excess of post-December ordinary losses over post-December ordinary income) until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October (or December) may affect the tax character of shareholder distributions.
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Sales of Shares.  Upon the sale or exchange of shares of a Fund, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and the shareholder’s basis in shares of the Fund. A redemption of shares by a Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends or capital gains distributions, or by an option or contract to acquire substantially identical shares, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. The Medicare contribution tax described above will apply to the sale of Fund shares.
If a shareholder incurs a sales charge in acquiring shares of a Fund, disposes of those shares within 90 days and then, on or before January 31 of the following calendar year, acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents shareholders from immediately deducting the sales charge by shifting their investments within a family of mutual funds.
Backup Withholding.  In certain cases, a Fund will be required to withhold at a 24% rate and remit to the U.S. Treasury such amounts withheld from any distributions paid to a shareholder who: (i) has failed to provide a correct taxpayer identification number; (ii) is subject to backup withholding by the IRS; (iii) has failed to certify to a Fund that such shareholder is not subject to backup withholding; or (iv) has not certified that such shareholder is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's U.S. federal income tax liability.
Sections 351 and 362.  The Trust, on behalf of each Fund, has the right to reject an order for a purchase of shares of the Fund if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Sections 351 and 362 of the Internal Revenue Code, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. If a Fund’s basis in such securities on the date of deposit was less than market value on such date, the Fund, upon disposition of the securities, would recognize more taxable gain or less taxable loss than if its basis in the securities had been equal to market value. It is not anticipated that the Trust will exercise the right of rejection except in a case where the Trust determines that accepting the order could result in material adverse tax consequences to a Fund or its shareholders. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.
Taxation of Certain Derivatives.  An Underlying Fund’s transactions in zero coupon securities, non-U.S. currencies, forward contracts, options and futures contracts (including options and futures contracts on non-U.S. currencies), to the extent permitted, will be subject to special provisions of the Internal Revenue Code (including provisions relating to “hedging transactions” and “straddles”) that, among other consequences, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require an Underlying Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause an Underlying Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. Each Underlying Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any zero coupon security, non-U.S. currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of an Underlying Fund as a RIC.
An Underlying Fund’s investments in so-called “Section 1256 contracts,” such as regulated futures contracts, most non-U.S. currency forward contracts traded in the interbank market and options on most security indexes, are subject to special tax rules. All Section 1256 contracts held by an Underlying Fund at the end of its taxable year are required to be marked to their
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market value, and any unrealized gain or loss on those positions will be included in an Underlying Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by an Underlying Fund from positions in Section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by an Underlying Fund.
As a result of entering into swap contracts, an Underlying Fund may make or receive periodic net payments. An Underlying Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if an Underlying Fund has been a party to the swap for more than one year). With respect to certain types of swaps, an Underlying Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss.
Qualified Dividend Income.  Distributions by a Fund of investment company taxable income (including any short-term capital gains), whether received in cash or shares, will be taxable either as ordinary income or as qualified dividend income, which is eligible to be taxed at long-term capital gain rates to the extent a Fund receives qualified dividend income on the securities it holds and a Fund reports the distribution as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable U.S. corporations (but generally not from U.S. REITs) and certain non-U.S. corporations (e.g., non-U.S. corporations that are not PFICs and which are incorporated in a possession of the U.S. or in certain countries with a comprehensive tax treaty with the U.S., or the stock of which is readily tradable on an established securities market in the U.S. (where the dividends are paid with respect to such stock)). Substitute payments received by a Fund for securities lent out by a Fund will not be qualified dividend income.
A dividend from a Fund will not be treated as qualified dividend income to the extent that: (i) the shareholder has not held the shares on which the dividend was paid for 61 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become ex-dividend with respect to such dividend or a Fund fails to satisfy those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder (or, in the case of certain preferred stocks, the holding requirement of 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend with respect to such dividend); (ii) a Fund or the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property; or (iii) the shareholder elects to treat such dividend as investment income under Section 163(d)(4)(B) of the Internal Revenue Code. Dividends received by a Fund from a REIT or another RIC may be treated as qualified dividend income only to the extent the dividend distributions are attributable to qualified dividend income received by such REIT or other RIC. It is expected that dividends received by a Fund from a REIT and distributed to a shareholder generally will be taxable to the shareholder as ordinary income. However, a non-corporate taxpayer who is a direct REIT shareholder may claim a 20% “qualified business income” deduction for ordinary REIT dividends, and a RIC may report dividends as eligible for this deduction to the extent the RIC’s income is derived from ordinary REIT dividends (reduced by allocable RIC expenses). A shareholder may treat the dividends as such provided the RIC and the shareholder satisfy applicable holding period requirements. Distributions by a Fund of its net short-term capital gains will be taxable as ordinary income.
Corporate Dividends Received Deduction.  Dividends paid by a Fund that are attributable to dividends received by the Fund from the Underlying Funds and that are attributable to dividends paid by U.S. corporations may qualify for the U.S. federal dividends received deduction for corporations. A 46-day minimum holding period during the 90-day period that begins 45 days prior to ex-dividend date (or 91-day minimum holding period during the 180 period beginning 90 days prior to ex-dividend date for certain preference dividends) during which risk of loss may not be diminished is required for the applicable shares, at the Fund level, the Underlying Fund level and shareholder level, for a dividend to be eligible for the dividends received deduction. Restrictions may apply if indebtedness, including a short sale, is attributable to the investment.
Excess Inclusion Income.  Under current law, the Funds serve to block unrelated business taxable income (“UBTI”) from being realized by their tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Section 514(b) of the Internal Revenue Code. Certain types of income received by an
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 Underlying Fund from REITs, real estate mortgage investment conduits, taxable mortgage pools or other investments may cause the Fund to report some or all of its distributions as “excess inclusion income.” To Fund shareholders, such excess inclusion income may: (i) constitute taxable income, as UBTI for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (ii) not be offset by otherwise allowable deductions for tax purposes; (iii) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (iv) cause the Fund or Underlying Fund to be subject to tax if certain “disqualified organizations,” as defined by the Internal Revenue Code, are Fund shareholders. If a charitable remainder annuity trust or a charitable remainder unitrust (each as defined in Section 664 of the Internal Revenue Code) has UBTI for a taxable year, a 100% excise tax on the UBTI is imposed on the trust.
A Fund tries to avoid investing in REITs that are expected to generate excess inclusion income, but a Fund may not always be successful in doing so. Because information about a REIT’s investments may be inadequate or inaccurate, or because a REIT may change its investment program, a Fund may not be successful in avoiding the consequences described above. Avoidance of investments in REITs that generate excess inclusion income may require a Fund to forego otherwise attractive investment opportunities.
Non-U.S. Investments.  Under Section 988 of the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates between the time an Underlying Fund accrues income or receivables or expenses or other liabilities denominated in a non-U.S. currency and the time an Underlying Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. In general, gains (and losses) realized on debt instruments will be treated as Section 988 gain (or loss) to the extent attributable to changes in exchange rates between the U.S. dollar and the currencies in which the instruments are denominated. Similarly, gains or losses on non-U.S. currency, non-U.S. currency forward contracts and certain non-U.S. currency options or futures contracts denominated in non-U.S. currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss unless an Underlying Fund was to elect otherwise.
If your Fund shares are loaned pursuant to securities lending arrangements, you may lose the ability to use any non-U.S. tax credits passed through by a Fund or to treat Fund dividends (paid while the shares are held by the borrower) as qualified dividends. Regarding a short sale with respect to shares of a Fund, substitute payments made to the lender of such shares may not be deductible under certain circumstances. Consult your financial intermediary or tax advisor. The Underlying Funds, if invested in non-U.S. positions, may be subject to non-U.S. income taxes and non-U.S. financial transactions taxes. Each Underlying Fund that is permitted to do so may elect to “pass through” to its investors, including the Funds, the amount of non-U.S. income taxes paid by the Underlying Fund. If more than 50% of the total assets of an Underlying Fund at the close of a year consist of non-U.S. stocks or securities (generally for this purpose, depositary receipts, no matter where traded, of non-U.S. companies are treated as “non-U.S.”) (and 50% of the total assets of the Fund at the close of the year consists of non-U.S. securities, or, at the close of each quarter, shares of Underlying Funds), the Funds may be eligible to elect to “pass through” such amounts to their stockholders and may do so, depending upon circumstances.
Passive Foreign Investment Companies.  If an Underlying Fund purchases shares in PFICs, it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.
If an Underlying Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Internal Revenue Code, in lieu of the foregoing requirements, an Underlying Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to an Underlying Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, an Underlying Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.
Alternatively, an Underlying Fund may make a mark-to-market election that would result in an Underlying Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, an Underlying Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by an Underlying Fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the IRS. By making the election, an Underlying Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any
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particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. An Underlying Fund may have to distribute this “phantom” income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax.
An Underlying Fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effects of these rules.
Reporting.  If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a RIC are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Other Taxes.  Dividends, distributions and redemption proceeds may also be subject to additional state, local and non-U.S. taxes depending on each shareholder’s particular situation.
Taxation of Non-U.S. Shareholders.  Dividends paid by a Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. Dividends paid by a Fund from net tax-exempt income or long-term capital gains are generally not subject to such withholding tax. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN or IRS Form W-8BEN-E certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides an IRS Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the U.S. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN, IRS Form W-8BEN-E or other applicable form may be subject to backup withholding at the appropriate rate.
Properly-reported dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of the Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder or partner, reduced by expenses that are allocable to such income) or (ii) are paid in respect of the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, the Fund may report all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN, IRS Form W-8BEN-E or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.
Special rules may apply to a foreign shareholder receiving a Fund distribution if at least 50% of the Fund's assets consist of interests in U.S. real property interests, including certain REITs and U.S. real property holding corporations (as defined in the Internal Revenue Code and Treasury regulations). Fund distributions that are attributable to gain from the disposition of a U.S. real property interest will be taxable as ordinary dividends and subject to withholding at a 30% or lower treaty rate if the foreign shareholder held no more than 5% of the Fund's shares at any time during the one-year period ending on the date of the distribution. If the foreign shareholder held at least 5% of the Fund's shares, the distribution would be treated as income effectively connected with a trade or business within the U.S. and the foreign shareholder would be subject to withholding tax at a rate of 21% and would generally be required to file a U.S. federal income tax return.
Similar consequences would generally apply to a foreign shareholder's gain on the sale of Fund shares unless the Fund is domestically controlled (meaning that more than 50% of the value of the Fund's shares is held by U.S. shareholders) or the foreign shareholder owns no more than 5% of the Fund's shares at any time during the five-year period ending on the date of sale. Finally, a domestically controlled Fund may be required to recognize a portion of its gain on the in-kind distribution of
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certain U.S. real property interests. Shareholders that are nonresident aliens or foreign entities are urged to consult their own tax advisors concerning the particular tax consequences to them of an investment in the Fund.
The rules laid out in the previous two paragraphs, other than the withholding rules, will apply notwithstanding a Fund’s or an Underlying Fund's participation in a wash sale transaction or its payment of a substitute dividend.
Shareholders that are nonresident aliens or foreign entities are urged to consult their own tax advisors concerning the particular tax consequences to them of an investment in a Fund.
Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to: (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders; and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to: (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders; comply with due diligence procedures with respect to the identification of U.S. accounts; report to the IRS certain information with respect to U.S. accounts maintained; agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information; and determine certain other information concerning their account holders, or (ii) in the event an intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities may need to report the name, address, and taxpayer identification number of each substantial U.S. owner or provide certifications of no substantial U.S. ownership unless certain exceptions apply.
Shares of a Fund held by a non-U.S. shareholder at death will be considered situated within the U.S. and subject to the U.S. estate tax.
The foregoing discussion is a summary of certain material U.S. federal income tax considerations only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisors as to the tax consequences of investing in such shares, including consequences under state, local and non-U.S. tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date of this SAI. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.
Financial Statements
Each audited Financial Statements, including the Financial Highlights, appearing in the applicable Annual Report to Shareholders and the report therein of PricewaterhouseCoopers LLP, an independent registered public accounting firm, are hereby incorporated by reference in this SAI. The applicable Annual Report to Shareholders, which contains the referenced audited financial statements, is available upon request and without charge.
Miscellaneous Information
Counsel.  Willkie Farr & Gallagher LLP, located at 787 Seventh Avenue, New York, NY 10019, is counsel to the Trust.
Independent Registered Public Accounting Firm.  PricewaterhouseCoopers LLP, located at Two Commerce Square, 2001 Market Street, Philadelphia, PA 19103, serves as the Trust's independent registered public accounting firm, audits the Funds' financial statements, and may perform other services.
Shareholder Communications to the Board.  The Board has established a process for shareholders to communicate with the Board. Shareholders may contact the Board by mail. Correspondence should be addressed to iShares Board of Trustees, c/o BlackRock Fund Advisors, iShares Fund Administration, 400 Howard Street, San Francisco, CA 94105. Shareholder communications to the Board should include the following information: (i) the name and address of the shareholder; (ii) the number of shares owned by the shareholder; (iii) the Fund(s) of which the shareholder owns shares; and (iv) if these shares
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are owned indirectly through a broker, financial intermediary or other record owner, the name of the broker, financial intermediary or other record owner. All correspondence received as set forth above shall be reviewed by the Secretary of the Trust and reported to the Board.
Investors’ Rights.  Each Fund relies on the services of BFA and its other service providers, including the Distributor, administrator, custodian and transfer agent. Further information about the duties and roles of these service providers is set out in this SAI. Investors who acquire shares of a Fund are not parties to the relevant agreement with these service providers and do not have express contractual rights against the Fund or its service providers, except certain institutional investors that are Authorized Participants may have certain express contractual rights with respect to the Distributor under the terms of the relevant Authorized Participant Agreement. Investors may have certain legal rights under federal or state law against a Fund or its service providers. In the event that an investor considers that it may have a claim against a Fund, or against any service provider in connection with its investment in a Fund, such investor should consult its own legal advisor.
By contract, Authorized Participants irrevocably submit to the non-exclusive jurisdiction of any New York State or U.S. federal court sitting in New York City over any suit, action or proceeding arising out of or relating to the Authorized Participant Agreement. Jurisdiction over other claims, whether by investors or Authorized Participants, will turn on the facts of the particular case and the law of the jurisdiction in which the proceeding is brought.
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Appendix A - Proxy Voting Policies
A-1

Open-End Active and Fixed Income Index Fund Proxy Voting Policy
Procedures Governing Delegation of Proxy Voting to Fund Advisers
Effective Date: January 1, 2025
________________________________________
Applies to the following types of Funds registered under the 1940 Act:
☐ Index Equity Mutual Funds and Exchange-Traded Funds
☒ Open-End Active and Fixed Income Index Mutual Funds and Exchange-Traded Funds
☐ Money Market Funds
☐ Closed-End Funds
☐ Other
________________________________________
Objective and Scope
Set forth below is the Open-End Active and Fixed Income Index Fund Proxy Voting Policy.
Policy / Document Requirements and Statements
The Boards of Trustees/Directors (“Directors”) of certain open-end funds (the “Funds”) advised by BlackRock Fund Advisors or BlackRock Advisors, LLC (“BlackRock”), have the responsibility for the oversight of voting proxies relating to portfolio securities of the Funds, and have determined that it is in the best interests of the Funds and their shareholders to delegate the responsibility to vote proxies to BlackRock, subject to the principles outlined in this Policy, as part of BlackRock’s authority to manage, acquire and dispose of account assets, all as contemplated by the Funds’ respective investment management agreements.
BlackRock has adopted the BlackRock Active Investment Stewardship Global Engagement and Voting Guidelines (as from time to time amended, the “Guidelines”) governing proxy voting by active and fixed income index Funds managed by BlackRock. The Guidelines include “climate and decarbonization” guidelines which apply to the Funds listed in Appendix A, if any.
BlackRock will cast votes on behalf of each of the Funds covered by this policy on specific proxy issues in respect of securities held by each such Fund (or may refrain from voting) in accordance with the Guidelines.
Conflicts Management
BlackRock Active Investment Stewardship (“BAIS”) maintains policies and procedures that seek to prevent undue influence on BlackRock’s proxy voting activity and to mitigate material conflicts of interest in the exercise of proxy voting responsibilities. Potential material conflicts, and the resultant potential for undue influence, might be due to a relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates or employees, or a Fund or a Fund’s affiliates. BlackRock has taken certain steps to mitigate potential conflicts, which are outlined in detail in the Guidelines. In mitigating conflicts, BAIS will adhere to the Guidelines.
In certain instances, BAIS will engage an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid potential conflicts of interest, to satisfy regulatory compliance requirements, or as may be otherwise required by applicable law.
A-2

With respect to the relationship between securities lending and proxy voting, shares on loan cannot be voted and BlackRock may determine to recall them for voting, as guided by BlackRock’s fiduciary responsibility to act in clients’ financial interests. The Guidelines set forth BlackRock’s approach to recalling securities on loan in connection with proxy voting.
Reports to the Board
BlackRock will report on an annual basis to the Directors on (1) a summary of the proxy voting process as applicable to the Funds covered by this policy in the preceding year together with a representation that all votes were in accordance with the Guidelines and (2) any material changes to the Guidelines, including material changes to conflicts management practices, that have not previously been reported.
Appendix A
BlackRock U.S. Carbon Transition Readiness ETF
BlackRock World ex U.S. Carbon Transition Readiness ETF
A-3

BlackRock Active Investment Stewardship
Global Engagement and Voting Guidelines
Effective as of January 2025

Overview	A-4
Introduction to BlackRock	A-4
About BlackRock Active Investment Stewardship	A-5
Our approach to stewardship within active equities	A-5
Our approach to stewardship within fixed income	A-5
Boards of Directors	A-6
Executive compensation	A-8
Non-executive director compensation	A-9
Capital structure	A-9
Transactions and special situations	A-10
Corporate reporting, risk management and audit	A-11
Shareholder rights and protections	A-12
Shareholder proposals	A-13
Corporate political activities	A-13
Sustainability, or environmental and social, considerations	A-13
Key stakeholders	A-14
Climate and decarbonization investment objectives	A-14
Appendix 1: How we fulfil and oversee our active investment stewardship responsibilities	A-14
Overview
This document provides high level guidance on how BlackRock Active Investment Stewardship (BAIS) views corporate governance matters that are commonly put to a shareholder vote, or on which investors engage with issuers. BAIS works in partnership with BlackRock’s investment teams, excluding index equity, providing expertise on investment stewardship, engaging with companies on behalf of those teams when appropriate, and assisting in recommending, operationalizing and reporting on voting decisions. The guidance informs BAIS’ voting recommendations to BlackRock’s active portfolio managers. It applies to active equity holdings in BlackRock’s fundamental equity, systematic equity and multi-asset solutions strategies. It also may apply to holdings in BlackRock’s index and active fixed income strategies, to the extent those strategies hold voting securities or conduct issuer engagements. The guidelines are not prescriptive as active portfolio managers have discretion as to how they integrate these guidelines within their investment processes in light of their clients’ or funds’ investment objectives. There are separate, independently developed principles and voting policies that are applied to BlackRock’s index equity investments by a distinct and independent function, BlackRock Investment Stewardship.
Introduction to BlackRock
BlackRock’s purpose is to help more and more people experience financial well-being. We manage assets on behalf of institutional and individual clients, across a full spectrum of investment strategies, asset classes, and regions. Our client base includes pension plans, endowments, foundations, charities, official institutions, insurers, and other financial institutions, as well as individuals around the world.
A-4

About BlackRock Active Investment Stewardship
BlackRock Active Investment Stewardship (BAIS) is a specialist team within the Portfolio Management Group and manages BlackRock’s stewardship engagement and voting on behalf of clients invested in active strategies globally. BAIS is also responsible for engagement with issuers in index fixed income strategies, where appropriate. Our activities are informed by these Global Engagement and Voting Guidelines (“the Guidelines”) and insights from active investment analysts and portfolio managers, with whom we work closely in engaging companies and voting at shareholder meetings.
Engagement with public companies is the foundation of our approach to stewardship within fundamental active investing. Through direct dialogue with company leadership, we seek to understand their businesses and how they manage risks and opportunities to deliver durable, risk adjusted financial returns. Generally, portfolio managers and stewardship specialists engage jointly on substantive matters. Our discussions focus on topics relevant to a company’s success over time including governance and leadership, corporate strategy, capital structure and financial performance, operations and sustainability-related risks, as well as macro-economic, geopolitical and sector dynamics. We aim to be constructive investors and are generally supportive of management teams that have a track record of financial value creation. We aim to build and maintain strong relationships with company leadership based on open dialogue and mutual respect.
Different active equity strategies may implement these voting guidelines differently, as a result of the latitude the portfolio manager has to make independent voting decisions aligned with their portfolio objectives and investment strategy. For example, BAIS will generally vote the holdings in Systematic Active Equity portfolios in accordance with these guidelines. We provide voting recommendations to fundamental equity portfolio managers, who may determine to vote differently based on their portfolio investment objectives and strategy.
These guidelines discuss corporate governance topics on which we may engage with management teams and board directors(1) and matters that routinely come to a shareholder vote. We recognize that accepted corporate governance norms can differ across markets, and believe these guidelines represent globally applicable elements of governance that support a company’s ability to manage material risks and opportunities and deliver financial returns to investors. Generally, we believe companies should observe accepted corporate governance norms within their local markets or, particularly in markets without well-established norms, aspire to widely recognized international best practices. As one of many minority shareholders, BlackRock cannot – and does not try to – direct a company’s strategy or its implementation. We look to companies to provide disclosures that explain how their approach to corporate governance best aligns with the financial interests of their investors.
Our approach to stewardship within active equities
As shareholders of public companies, BlackRock’s clients have certain fundamental rights, including the right to vote on proposals put forth by a company’s management or its shareholders. The voting rights attached to these clients’ holdings are an important mechanism for investors to express support for, or concern about, a company’s performance. As a fiduciary, BlackRock is legally required to make proxy voting determinations, on behalf of clients who have delegated voting authority to us, in a manner that is consistent with their investment objectives.
In general, we tend to support the recommendations of the board of directors and management. As indicated below, we may vote against management recommendations when we have concerns about how companies are serving the financial interests of our clients as their shareholders. We take a globally consistent approach to voting but consider the different corporate governance regulations and norms in various markets. Votes are determined on a case-by-case basis, in the context of a company’s situation and the investment mandate we have from clients. Please see page 16 for more information about how we fulfil and oversee BlackRock’s non-index equity investment stewardship responsibilities.
Our approach to stewardship within fixed income
Although fixed income investors do not have the right to vote at shareholder meetings, issuer engagement is a component of fixed income investment strategies at BlackRock, particularly those with sustainability objectives in addition to financial objectives. Most corporate governance-related fixed income engagements are undertaken in conjunction with the active investment stewardship team, and often active equity investors. In addition to the topics listed below, engagement with fixed

(1)
References to the board, board directors or non-executive directors should be understood to include supervisory boards and their members, where relevant.
A-5

income investment teams can help inform an issuer’s approach to structuring specialist issuances, such as green bonds, and the standard terms and information in bond documentation.
Boards of Directors
Roles and responsibilities
There is widespread consensus that the foundation of good corporate governance is an effective board of directors that is able to advise and supervise management in an independent and objective manner(2).
We look to the board of directors (hereafter ‘the board’) to have an oversight role in the establishment and realization of a company’s strategy, purpose and culture. These constructs are interdependent and, when aligned, can better position a company to be resilient in the face of a changing business environment, help reduce the risks of corporate or employee misconduct, and attract and retain the caliber of workers necessary to deliver financial performance over time.
In promoting the success of the company, the board ensures the necessary resources, policies and procedures are in place to help management meet its strategic objectives within an agreed risk tolerance.
One of the most important responsibilities of the board is to appoint, and remove as necessary, the chief executive officer (CEO). In addition, the board plays a meaningful role in monitoring the performance of the CEO and other key executives, determining executive compensation, ensuring a rigorous audit, overseeing strategy execution and risk management and engaging with shareholders, and other stakeholders, as necessary.
Composition and effectiveness
Appointment process
A formal and transparent process for identifying and appointing director candidates is critical to ensuring the board is composed of directors with the appropriate mix of skills and experience. The board or a sub-committee should determine the general criteria given the company’s circumstances (e.g., sector, maturity, geographic footprint) and any additional criteria for a specific role being filled (e.g., financial expertise, industry track record). To inform the process, we encourage companies to review the skills and experience of incumbent directors to identify any gaps and whether a director candidate’s characteristics would be additive. We welcome disclosures that explain how the board considered different skills, backgrounds and experience to ensure the directors collectively can be effective in fulfilling their responsibilities. We assess a company’s board composition against that of its peer group and local market requirements.
Shareholders periodically vote to elect, remove and nominate directors to serve on the board. We may vote against the election of the most senior independent director, or the chair of the relevant committee, where a company has not demonstrated it has an appointment process that results in a high functioning board with the appropriate complement of skills, backgrounds and experience amongst the directors to support strong financial performance over time. We may vote against newly nominated directors who do not seem to have the appropriate skills or experience to contribute to the board’s effectiveness.
Independence
Director independence from management, significant shareholders or other stakeholders (e.g., government or employees) is of paramount importance to the protection of the interests of minority shareholders such as BlackRock’s clients. At least half of the directors should be independent and free from conflicts of interest or undue influence(3). This ensures sufficient independent directors to have appropriately independent board committees. Companies domiciled in markets with a higher threshold for board independence should meet those requirements.

(2)
See the Corporate Governance Codes of Germany, Japan, and the UK, as well as the corporate governance principles of the US Business Roundtable as examples.
(3)
Common impediments to independence may include but are not limited to: current or recent employment at the company or a subsidiary; being, or representing, a shareholder with a substantial shareholding in the company; interlocking directorships; lengthy tenure, and having any other interest, business, or other relationship which could, or could reasonably be perceived to, materially interfere with a director’s ability to act in the best interests of the company and shareholders.
A-6

We may vote against the election of non-independent directors if the board does not have a sufficient balance of independence. We may also vote against the election of the chair of the committee responsible for board composition if this is a perennial issue.
Independent board leadership
Practices across markets differ, as do board structures, but we observe two main approaches to independent board leadership. One is a non-executive, independent chair of the board who is responsible for leading the board in the effective exercise of its duties. The other is a lead or senior independent director, who is responsible for coordinating with the other non-executive directors and working closely with the executive chair on the board agenda and other board procedures. In this case, the executive chair and the lead independent director work together to ensure the board is effectively fulfilling its responsibilities. In our view, the independent leader of the board, and/or the chair of a relevant committee, should be available to investors to discuss board governance matters such as CEO succession, executive pay, and board performance. We look to boards to explain their independent board leadership model and how it serves the interests of shareholders.
We may vote against the election of the chair of the committee responsible for board composition if there is not an identified independent leader of the board with clear responsibilities for board performance. We may vote against the most senior independent director if the board has a policy of not engaging with shareholders.
Tenure and succession
Boards should establish the length of time a director would normally be expected to serve, in line with market norms where those exist. In such markets, we find it helpful when companies disclose their approach to director tenure particularly around the contributions of directors who have served for longer periods than provided for in local practices. In our experience, long-serving directors could become less independent given their relationship with management and involvement in past board decisions.
Succession planning for board roles helps achieve the appropriate cadence of turnover that balances renewal through the regular introduction of directors with fresh perspectives and expertise with continuity through the retention of directors with long-term knowledge of the board and company.
In markets where there is not specific director tenure guidance, we may vote against the election of the chair of the committee responsible for board composition if there is not a clearly disclosed approach to director tenure and board renewal. We may vote against the election of directors who have served for longer duration than typical in markets with specific guidance, where the case for their continued service is not evident.
Capacity
To be effective and engaged, directors must commit appropriate time and energy to the role. A board should assess the ability of its members to maintain an appropriate focus on board matters and the company taking into consideration competing responsibilities. We recognize that board leadership roles vary across markets in responsibilities and required time commitment but note that they are generally more intensive than a standard directorship. We will take local norms and practices into consideration when making our voting determinations across markets.
We may vote against the election of directors who do not seem to have sufficient capacity to effectively fulfil their duties to the board and company.
Director elections
In support of director accountability to shareholders, directors should stand for election on a regular basis, ideally annually. A classified board structure may be justified by a company when it needs consistency and stability during a time of transition, or on the basis of its business model, e.g., a non-operating company such as closed-end funds.
Shareholders should have the opportunity to evaluate nominated directors individually rather than in bundled slates. We look to companies to provide sufficient information on each director standing for election so that shareholders can assess their capabilities and suitability. We will not support the election of directors whose names and biographical details have not been disclosed sufficiently in advance of the shareholder meeting.
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Each director’s appointment should be dependent on receiving a simple majority of the votes cast at the shareholder meeting. Where a company’s practices differ, we look to the board to provide a detailed explanation as to how its approach best serves investors’ interests.
We may vote for shareholder or management proposals seeking to establish annual election of directors and/or a simple majority vote standard for director elections. We may vote against all the directors standing for election as part of a single slate if we have concerns about the profile or performance of an individual director.
Committees
Many boards establish committees to focus on specific responsibilities of the board such as audit and risk, governance and human capital, and executive compensation, amongst other matters. We do not prescribe to companies what committees they should establish but we seek to understand the board’s rationale for the committee structure it determines is appropriate. We note that, in some markets, regulation requires such committees. The responsibilities of each committee should be clear, and the board should ensure that all critical matters are assigned either to the full board or to one of the committees. The board should disclose to shareholders the structure, membership, proportion of independent directors, and responsibilities of each committee. The responsibilities we typically see assigned to the three most common committees include:
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Audit and risk – oversight responsibilities for the integrity of financial reporting, risk management and compliance with legal and regulatory requirements; may also play an oversight role in relation to the internal audit function and whistleblowing mechanisms.
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Nominating, governance and human capital – ensures appropriate corporate governance principles and practices including the periodic review of board performance; responsible for succession planning for CEO and key board roles, as well as the director appointment process; may also have oversight responsibilities for human capital management strategies including corporate culture and purpose.
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Executive compensation – determines the compensation policies and programs for the CEO and other executive officers, approves annual awards and payments under the policies; may also have oversight responsibilities for firm-wide compensation policies.
We may vote against the election of the chair of the committee or other directors serving as committee members to convey our concerns and provide feedback on how a committee has undertaken its responsibilities. We may vote against the election of the most senior non-executive director if there is not a clearly disclosed approach to board committees.
Board and director evaluation
We consider it best practice for companies to conduct an annual review of the performance of the board, the committees, the chair and individual directors. Periodically, this review could be undertaken by an independent third party able to bring objective perspectives to the board on governance and performance. We encourage companies to disclose their approach to and objectives of evaluations, including any changes made to the board’s approach as a result.
Access to independent advice
To support the directors in effectively fulfilling their duties to the company and shareholders, they should have access to independent advice. When circumstances warrant, boards should be able to retain independent third parties to advise on critical matters. These might include new industry developments such as emergent and disruptive technology, operating events with material consequences for the company’s reputation and/or performance, or significant transactions. Board committees may similarly retain third parties to advise them on specialist matters such as audit, compensation and succession planning.
Executive compensation
Boards should establish compensation arrangements that enable the company to recruit, retain and reward the caliber of executive management necessary to lead and operate the company to deliver superior financial returns over time. We focus on alignment between variable pay and a company’s financial performance.
Generally, executive compensation arrangements have four components: base salary, annual bonus that rewards performance against short-term metrics, share-based incentives that reward performance against long-term metrics, and
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pensions and benefits. In our observation, base salary, pensions and benefits are largely set relative to market norms and benchmarks. The annual bonus and share-based incentive, or variable pay plans, tend to be tailored to the company, its sector and long-term strategy, as well as the individuals the board is seeking to recruit and motivate.
Recognizing the unique circumstances of each company, we determine whether to support a company’s approach to executive compensation on a case-by-case basis. We rely on companies providing sufficient quantitative and qualitative information in their disclosures to enable shareholders to understand the compensation arrangements and assess the alignment with investors’ interests. Features we look for in compensation arrangements include:
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Fixed pay components, including base salary, benefits and prerequisites that are appropriate in the context of the company’s size, sector and market.
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Variable pay subject to performance metrics that are closely linked to the company’s short- and long-term strategic objectives.
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Long-term incentives that motivate sustained performance across a multi-year period.
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A balance between fixed and variable pay, short- and long-term incentives, and specific instruments (cash and equity awards) that promotes pay program durability and seldom necessitates one-off, discretionary payments.
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Outcomes that are consistent with the returns to investors over the relevant time period.
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Board discretion, if allowed within the variable pay arrangements, to be used sparingly, responsibly and transparently.
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A requirement, that participants in long-term share-based incentive plans build a meaningful shareholding in the company within a defined time period, as determined by the board.
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Change of control provisions that appropriately balance the interests of executives and shareholders.
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Clawback or malus provisions that allow the company to recoup or hold back variable compensation from individuals whose awards were based on fraudulent activities, misstated financial reports, or executive misconduct.
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Severance arrangements that protect the company’s interests but do not cost more than is contractual.
We may vote against proposals to introduce new share-based incentives, approve existing policies or plans, or approve the compensation report where we do not see alignment between executive compensation arrangements and our clients’ financial interests. When there is not an alternative, or where there have been multi-year issues with compensation misaligned with performance, we may vote against the election of the chair of the responsible committee, or the most senior independent director.
Non-executive director compensation
Companies generally pay non-executive directors an annual retainer or fee in cash, shares or a combination of the two. Some companies also pay additional fees for service on board committees or in board leadership roles. We do not support non-executive directors participating in performance-based incentive plans as doing so may create a conflict of interest and undermine their independence from management, whom they oversee.
Capital structure
Boards are responsible for ensuring senior executive leadership has established a capital strategy that achieves appropriate capital allocation and management in support of long-term financial resilience.
Where company practices diverge from those set out below, we look for companies to disclose why they view these practices to be aligned with shareholders’ interests. We may vote against management proposals seeking capital-related authorities or the election of the most senior independent director if we have concerns about a company’s approach. We may also support a shareholder proposal seeking conversion of shares with differentiated voting rights to a one-share, one-vote standard.
Share issuance
We assess requests for share issuance for particular transactions on a case-by-case basis. We will generally support authorities to issue shares when subject to pre-emptive rights, and up to 20% absent pre-emptive rights. Companies should seek regular approval of these authorities to allow shareholders to take into consideration how prior authorities were used, as well as the current circumstances of the company and the market environment.
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Share buybacks
We assess share buyback proposals in the context of the company’s disclosed capital management strategy and management’s determination of the appropriate balance between investment that supports the long-term growth of the company and returning cash to investors. We also take into consideration the effect of a buyback program on the company’s balance sheet and executive compensation arrangements and the price at which shares are repurchased relative to market price. Companies should seek regular approval of these authorities to allow shareholders to take into consideration how prior authorities were used, as well as the current circumstances of the company and the market environment.
We would normally expect companies to cancel repurchased shares. If a company plans to retain them as treasury shares, management should provide a detailed rationale in the context of the disclosed capital management strategy.
Dividends
We generally defer to management and the board on dividend policy but may engage to seek further clarification where a proposed dividend appears out of line with the company’s financial position.
Differentiated voting rights
We prefer companies to adopt a one-share, one-vote structure for share classes with the same economic exposure. Certain companies, particularly those new to public markets, could make the case to adopt a differentiated voting rights structure, or dual class stock. In those situations, we encourage companies to evaluate and seek approval for their capital structure on a periodic basis.
Transactions and special situations
We monitor developments in transactions and special situations closely and undertake our own detailed analyses of proposals.
Mergers and acquisitions
We evaluate proposed mergers or acquisitions by assessing the financial outcome for our clients as minority shareholders. Management should provide an assessment of the proposed transaction’s strategic and financial rationale, along with its execution and operational risks. We review each transaction independently based on these factors and the degree to which the transaction enhances shareholder value. The board should consider establishing an ad hoc transaction committee to undertake an independent assessment of a significant merger or acquisition, in advance of making its recommendation to shareholders.
We will vote against transactions that, in our assessment, do not advance our clients’ financial interests.
Anti-takeover defenses
In principle, we do not support companies using anti-takeover defenses, also known as poison pills or shareholder rights plans, as they can entrench management and boards which have not delivered long-term shareholder value. By exception, a poison pill may be supported if its purpose is to delay a takeover that is considered sub-optimal and enable management to seek an improved offer. Similarly, management could make the case to use a poison pill to block a shareholder activism campaign that may be counter to the interests of other investors. Defense mechanisms introduced in these circumstances should be limited in term and threshold, and also be closely monitored by the independent members of the board. We look for a shareholder vote for any mechanisms expected to be in place for more than 12 months.
Shareholder activism
When companies are the focus of an activism campaign, we may engage with the activist to understand their analysis and objectives, once they have gone public. We will also engage with company management and possibly board members, especially those the activist may be seeking to replace. In our assessment, we evaluate various factors, including the concerns raised by the activist and the case for change; the quality of both the activist’s and management’s plans; and the qualifications of each party’s candidates. We evaluate each contested situation by assessing the potential financial outcome for our clients as minority shareholders.
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We may support board candidates nominated by a shareholder activist if the activist has demonstrated that their case for change enhances shareholder value, or if the incumbent board members do not demonstrate the relevant skills and expertise or have a poor track record of protecting shareholders’ interests.
Significant shareholders and related party transactions
Boards of companies with affiliated shareholders or directors should be able to demonstrate that the interests of all shareholders are given equitable consideration.
Transactions with related parties, such as significant shareholders or companies connected with the public company, should be disclosed in detail and conducted on terms similar to what would objectively have been agreed with a non-related party. Such transactions should be reviewed and approved by the independent members of the board, and if voted on, only disinterested shareholders should vote.
Corporate reporting, risk management and audit
Investors depend on corporate reporting, both regulatory and voluntary, to understand a company’s strategy, its implementation and financial performance, as well as to assess the quality of management and operations and potential for the company to create shareholder value over time. The board should oversee corporate reporting and the policies and procedures underpinning the internal audit function and external audit.
A company’s financial reporting should provide decision-useful information for investors and other stakeholders on its financial performance and position. It should provide an accurate and balanced assessment of the risks and opportunities the company faces in realizing its long-term strategy. Accordingly, the assumptions made by management and reviewed by the auditor in preparing the financial statements should be reasonable and justified. Financial statements should be prepared in accordance with globally developed reporting standards and any divergence from generally accepted accounting principles should be explained in detail and justified. Accounting restatements should be explained in detail and any remedial actions, and the implications of these, disclosed.
In this context, audit committees play a vital role in a company’s financial reporting system by providing independent oversight of the accounts, material financial and, where appropriate to the jurisdiction, nonfinancial information, internal control frameworks and Enterprise Risk Management systems. In our view, effective audit committee oversight strengthens the quality and reliability of a company’s financial statements and provides an important level of reassurance to shareholders. Audit committees should have a procedure in place for assessing the independence of the auditor and the quality of the external audit process annually.
Similarly, material sustainability-related factors that are integral to how a company manages risks or generates revenue should be disclosed. In our view, the standards developed by the International Sustainability Standards Board, can be helpful to companies in preparing such reports(4).
Companies should establish robust risk management and internal control processes appropriate to the company’s business, risk tolerance, and regulatory environment. A credible whistleblowing system for employees, and potentially other stakeholders, can be a useful mechanism for ensuring that senior management and the board are aware of potential misconduct or breaches in risk management and internal control processes.
A comprehensive audit conducted by an independent audit firm contributes to investor confidence in the quality of corporate reporting. It is helpful when the audit report gives some insight into the scope and focus of the audit, as well as any critical audit matters identified and how these were resolved. A comprehensive and effective audit is time and resource intensive, and the audit fee should be commensurate. Fees paid to the audit firm for non-audit consulting should not exceed the audit fee to a degree that may prompt concerns about the independence of the audit. The audit committee should explain its position on auditor tenure and how it confirmed that the auditor remained independent.

(4)
The objective of IFRS S1 General Requirements for Disclosure of Sustainability-related Financial Information is to require an entity to disclose information about its sustainability-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity. The objective of IFRS S2 Climate-related Disclosures is to require an entity to disclose information about its climate-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity.
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We may vote against the election of the responsible directors if corporate reporting is insufficient or there are material misstatements in financial reports. In markets where relevant, we may vote against a proposal to approve the financial statements or the discharge of the board when we are concerned about the quality of the reporting or the audit. We may vote against proposals to appoint the auditor, ratify the audit report, or approve the audit fee if we are concerned about the auditor’s independence, the quality of the audit, or there are material misstatements in financial reports and the board has not established reasonable remediation plans.
Shareholder rights and protections
General shareholder meetings
Companies normally have an annual general meeting of shareholders at which routine and non-routine items of business are discussed and voted on by shareholders in attendance or submitting proxy votes. Companies should disclose materials relevant to the shareholder meeting sufficiently in advance so that shareholders can take them into consideration in their voting decisions. Many companies offer shareholders the option of participating in the meeting virtually which, whilst welcome, should not limit the rights of shareholders to participate as they would during an in-person meeting.
We may vote against directors when materials related to the business of the shareholder meeting are not provided in a timely manner or do not provide sufficient information for us to take an informed voting decision. We may vote against directors if the format of the shareholder meeting does not accommodate reasonable shareholder participation.
Bylaw amendments
We review bylaw amendments proposed by management on a case-by-case basis and will generally support those that are aligned with the interests of minority shareholders. Any material changes to the bylaws should be explained in detail and put to a shareholder vote.
We may vote against bylaw amendments that reduce shareholder rights and protections. We may vote against directors if material changes are made to the bylaws without shareholder approval.
If not provided for in the relevant corporate law, company bylaws should allow shareholders, individually or as a group, with a meaningful shareholding the right to call a special meeting of shareholders. The shareholding required to exercise this right should balance its utility with the cost to the company of holding special meetings.
If not provided for in the relevant corporate law, company bylaws should allow shareholders, individually or as a group, with a meaningful shareholding the right to nominate directors to the company’s board. The threshold for this right should be set so that shareholders can exercise it without being unduly disruptive to the board’s own nomination process.
Whilst we would not use either of these rights ourselves, we see them as important accountability mechanisms. We may vote for a shareholder proposal seeking the addition of either of these provisions to a company’s bylaws.
Change of domicile
We generally defer to management on proposals to change a company’s domicile as long as the rationale for doing so is consistent with the company’s long-term strategy and business model and the related costs are immaterial.
We may vote against directors or a proposal to change a company’s domicile where it does not seem aligned with our clients’ financial interests.
Changes to a company’s purpose or the nature of its business
Plans to materially change the nature of a company’s business or its purpose should be disclosed and explained in the context of long-term strategy and business dynamics. Such changes may significantly alter an investor’s views on the suitability of a company for their investment strategy or portfolio.
Where relevant, we may vote against proposals to change a company’s purpose or the nature of its business if the board has not provided a credible argument for change.
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Shareholder proposals
Shareholders in many markets, who meet certain eligibility criteria, have the right to submit proposals to the general shareholder meeting asking a company to take a particular course of action subject to the proposal being supported by a majority of votes cast at the meeting. The topics raised address a range of governance, social and environmental matters that may be relevant to a company’s business. Shareholder proposals are considered by many investors to be an escalation tool when a company is unresponsive to their engagement.
We vote on these proposals on a case-by-case basis. We assess the relevance of the topic raised to a company’s business and its current approach, whether the actions sought are consistent with shareholders’ interests, and what impact the proposal being acted upon might have on financial performance.
Our general approach where we have concerns about a company’s governance, disclosures or performance is to engage to understand the apparent difference in perspective. If we continue to believe the company is not acting in shareholders’ financial interests, we may vote against the election of directors. We may support a relevant shareholder proposal if doing so reinforces the points made in our engagement or is aligned with our clients’ financial interests. We generally do not support shareholder proposals that are legally binding on the company, seek to alter a company’s strategy or direct its operations, or are unrelated to how a company manages risk or generates financial returns.
BlackRock is subject to legal and regulatory requirements in the U.S. that place restrictions and limitations on how we can interact with the companies in which we invest on behalf of our clients, including our ability to submit shareholder proposals. We can vote on behalf of clients who authorize us to do so, on proposals put forth by others.
Corporate political activities
We seek to understand how companies ensure that their direct and indirect engagement in the policy making process is consistent with their public statements on policy matters important to the company’s long-term strategy. The board should be aware of the approach taken to corporate political activities as there can be reputational risks arising from inconsistencies. Companies should, as a minimum, meet all regulatory disclosure requirements on political activities, and ideally, provide accessible and clear disclosures to shareholders on policy positions, public policy engagement activities and political donations. To mitigate the risk of inconsistencies, companies can usefully assess the alignment between their policy priorities and the policy positions of the trade associations of which they are active members and any engagements undertaken by trade associations on behalf of members.
Generally, this is an engagement matter, although we may support a relevant shareholder proposal, or vote against directors, where a company’s disclosures are insufficient, or it becomes public that there is a material contradiction in a company’s public policy positions and its policy engagement.
Sustainability, or environmental and social, considerations
We seek to understand how companies manage the risks and opportunities inherent in their business operations. In our experience, sustainability-related factors(5) that are relevant to a company’s business or material to its financial performance, are generally operational considerations embedded into day-to-day management systems. Certain sustainability issues may also inform long-term strategic planning, for example, investing in product innovation in anticipation of changing consumer demand or adapting supply chains in response to changing regulatory requirements.
We recognize that the specific sustainability-related factors that may be financially material or business relevant will vary by company business model, sector, key markets, and time horizon, amongst other considerations. From company disclosures and our engagement, we aim to understand how management is identifying, assessing and integrating material

(5)
By material sustainability-related risks and opportunities, we mean the drivers of risk and financial value creation in a company’s business model that have an environmental or social dependency or impact. Examples of environmental issues include, but are not limited to, water use, land use, waste management, and climate risk. Examples of social issues include, but are not limited to, human capital management, impacts on the communities in which a company operates, customer loyalty, and relationships with regulators. It is our view that well-managed companies will effectively evaluate and manage material sustainability-related risks and opportunities relevant to their businesses. Governance is the core means by which boards can oversee the creation of durable financial value over time. Appropriate risk oversight of business-relevant and material sustainability-related considerations is a component of a sound governance framework.
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sustainability-related risks and opportunities into their business decision-making and practices. Doing so helps us undertake a more holistic assessment of a company’s potential financial performance and the likely risk-adjusted returns of an investment.
We may vote against directors or support a relevant shareholder proposal if we have concerns about how a company is managing or disclosing its approach to material sustainability-related risks that may impact financial returns.
Key stakeholders
In our view, companies should understand and take into consideration the interests of the various parties on whom they depend for their success over time. It is for each company to determine their key stakeholders based on what is material to their business and long-term financial performance. For many companies, key stakeholders include employees, business partners (such as suppliers and distributors), clients and consumers, regulators, and the communities in which they operate. Companies that appropriately balance the interests of investors and other stakeholders are, in our experience, more likely to be financially resilient over time.
Climate and decarbonization investment objectives
Certain active BlackRock funds have climate and decarbonization objectives in addition to financial objectives. Consistent with the objectives of those investment strategies, our stewardship activity in relation to the holdings in those funds differs in some respects from BAIS’ benchmark guidelines, which are described above. Specifically, for those funds’ holdings, we look to investee companies to demonstrate that they are aligned with a decarbonization pathway that means their business model would be viable in a low-carbon economy, i.e., one in which global temperature rise is limited to 1.5⁰C above pre-industrial levels. This approach is only taken following BlackRock receiving the explicit approval from the applicable fund board.
The decarbonization stewardship guidelines focus on companies which produce goods and services that contribute to real world decarbonization or have a carbon intensive business model and face outsized impacts from the low carbon transition, based on reported and estimated scopes 1, 2, and 3 greenhouse gas emissions. These companies should provide disclosures that set out their governance, strategy, risk management processes and metrics and targets relevant to decarbonization. These disclosures should include an explanation of the decarbonization scenarios a company is using in its near- and long-term planning, as well as its scope 1, scope 2 and material scope 3 greenhouse gas (GHG) emissions and reduction targets for scope 1 and 2 emissions. As with the BAIS benchmark policies, we consider the climate-risk reporting standard issued by the International Sustainability Standards Board, IFRS S2, a useful reference for such reporting.
Under these climate- and decarbonization-specific guidelines, BAIS may recommend a vote against directors or support for a relevant shareholder proposal if a company does not appear to be adequately addressing or disclosing material climate-related risks. We may recommend supporting shareholder proposals seeking information relevant to a company’s stated low-carbon transition strategy and targets that the company does not currently provide and that would be helpful to investment decision-making. As under the BAIS benchmark approach, the active portfolio managers are ultimately responsible for voting consistent with their investment mandate and fund objectives.
Appendix 1: How we fulfil and oversee our active investment stewardship responsibilities
Oversight
The Global Head of BAIS has primary oversight of and responsibility for the team’s activities, including voting in accordance with the BlackRock Active Investment Stewardship Global Engagement and Voting Guidelines (“the Guidelines”), which require the application of professional judgment and consideration of each company’s unique circumstances, as well as input from active investors. BAIS is independent from BlackRock Investment Stewardship in our engagement and voting activities, reporting lines, and oversight.
The Active Investment Stewardship Oversight Committee, comprised of senior representatives of the active investment, legal and risk teams, reviews and advises on amendments to BAIS’ Global Engagement and Voting Guidelines. The Committee also considers developments in corporate governance, related public policy, and market norms and how these might influence BAIS’ policies and practices. The Committee does not determine voting decisions, which are the responsibility of BAIS and the relevant active equity investors.
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In addition, there is a standing advisory group of senior active investors who counsel BAIS on complex or high-profile votes before a recommendation is finalized and escalated to the portfolio managers with holdings in the company under consideration. This group also formally reviews any revisions to the Engagement and Voting Guidelines proposed by BAIS as part of its annual review.
BAIS carries out engagement with companies in collaboration with active investment colleagues, executes proxy votes, and conducts vote operations (including maintaining records of votes cast) in a manner consistent with the Guidelines. BAIS also conducts research on corporate governance issues and participates in industry discussions to contribute to and keep abreast of important developments in the corporate governance field. BAIS may use third parties for certain of the foregoing activities and performs oversight of those third parties (see “Use and oversight of third-party vote services providers” below).
Voting guidelines and vote execution
BlackRock votes on proxy issues when our clients authorize us to do so. We carefully consider the voting items submitted to funds and other fiduciary account(s) (Fund or Funds) for which we have voting authority. BlackRock votes (or refrains from voting) for each Fund for which we have voting authority based on our evaluation of the alignment of the voting items with the long-term economic interests of our clients, in the exercise of our independent business judgment, and without regard to the relationship of the issuer (or any shareholder proponent or dissident shareholder) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates, or BlackRock employees (see “Conflicts management policies and procedures,” below).
When exercising voting rights, BAIS will normally vote on specific proxy issues in accordance with the Guidelines, although portfolio managers have the right to vote differently on their holdings if they determine doing so is more aligned with the investment objective and financial interests of clients invested in the funds they manage.
The Guidelines are not intended to be exhaustive. BAIS applies the Guidelines on a case-by-case basis, in the context of the individual circumstances of each company and the specific issue under review. As such, the Guidelines do not indicate how BAIS will vote in every instance. Rather, they reflect our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots. The Guidelines are reviewed annually and updated as necessary to reflect changes in market practices, developments in corporate governance and feedback from companies and clients. In this way, BAIS aims to maintain policies that explain our approach to governance practices most aligned with clients’ long-term financial interests.
In certain markets, proxy voting involves logistical issues which can affect BAIS’ ability to vote such proxies, as well as the desirability of voting such proxies. These issues include, but are not limited to: i) untimely notice of shareholder meetings; ii) restrictions on a foreigner’s ability to exercise votes; iii) requirements to vote proxies in person; iv) “share-blocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); v) potential difficulties in translating the proxy; vi) regulatory constraints; and vii) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions. We are not supportive of impediments to the exercise of voting rights such as share-blocking or overly burdensome administrative requirements.
BlackRock votes proxies in these situations on a “best-efforts” basis. In addition, BAIS may determine that it is generally in the interests of BlackRock’s clients not to vote proxies (or not to vote our full allocation) if the costs (including but not limited to opportunity costs associated with share-blocking constraints) associated with exercising a vote are expected to outweigh the benefit the client would derive by voting on the proposal.
Voting Choice
BlackRock offers Voting Choice, a program that provides eligible clients with more opportunities to participate in the proxy voting process where legally and operationally viable.
Voting Choice is currently available for eligible clients invested in certain institutional pooled funds in the U.S., UK, and Canada that use systematic active equity (SAE) and multi-asset strategies. In addition, institutional clients in separately managed accounts (SMAs) are eligible for BlackRock Voting Choice regardless of their investment strategies(6).

(6)
With Voting Choice, SMAs have the ability to select from a set of voting policies from third-party proxy advisers the policy that best aligns with their views and preferences. BlackRock can then use its proxy voting infrastructure to cast votes based on the client’s selected voting policy.
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As a result, the shares attributed to BlackRock in company share registers may be voted differently depending on whether our clients have authorized BAIS to vote on their behalf, have authorized BlackRock to vote in accordance with a third-party policy, or have elected to vote shares in accordance with their own policy. Our clients have greater control over proxy voting because of Voting Choice. BlackRock does not disclose client information, including a client’s selection of proxy policy, without client consent.
Use and oversight of third-party vote services providers
Third-party vote services providers – or proxy research firms - provide research and recommendations on proxy votes, as well as voting infrastructure. As mentioned previously, BlackRock contracts primarily with the vote services provider ISS and leverages its online platform to supply research and support voting, record keeping, and reporting processes. We also use Glass Lewis’ research and analysis as an input into our voting process. It is important to note that, although proxy research firms provide important data and analysis, BAIS does not rely solely on their information or follow their voting recommendations. A company’s disclosures, our past engagements and voting, investment colleagues’ insights and our voting guidelines are important inputs into our voting decisions on behalf of clients.
Given the large universe of actively held companies, BAIS employs the proxy services provider to streamline the voting process by making voting recommendations based on BAIS’ voting guidelines when the items on a shareholder meeting agenda are routine. Agenda items that are not routine are referred back to BAIS to assess, escalate as necessary to the relevant portfolio managers and vote. BAIS reviews and can override the recommendations of the vote services provider at any time prior to the vote deadline. Both BAIS and the vote services provider actively monitor securities filings, research reports, company announcements, and direct communications from companies to ensure awareness of supplemental disclosures and proxy materials that may require a modification of votes.
BAIS closely monitors the third-party vote services providers we contract with to ensure that they are meeting our service level expectations and have effective policies and procedures in place to manage potential conflicts of interest. Our oversight of service providers includes regular meetings with client service teams, systematic monitoring of vendor operations, as well as annual due diligence meetings in accordance with BlackRock’s firmwide policies.
Conflicts management policies and procedures
BAIS maintains policies and procedures that seek to prevent undue influence on BlackRock’s proxy voting activity. Such influence might stem from any relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates, a Fund or a Fund’s affiliates, or BlackRock employees. The following are examples of sources of perceived or potential conflicts of interest:
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BlackRock clients who may be issuers of securities or proponents of shareholder resolutions
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BlackRock business partners or third parties who may be issuers of securities or proponents of shareholder resolutions
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BlackRock employees who may sit on the boards of public companies held in Funds managed by BlackRock
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Significant BlackRock, Inc. investors who may be issuers of securities held in Funds managed by BlackRock
•
Securities of BlackRock, Inc. or BlackRock investment funds held in Funds managed by BlackRock
•
BlackRock, Inc. board members who serve as senior executives or directors of public companies held in Funds managed by BlackRock
BlackRock has taken certain steps to mitigate perceived or potential conflicts including, but not limited to, the following:
•
Adopted the Guidelines which are designed to advance our clients’ long-term economic interests in the companies in which BlackRock invests on their behalf
•
Established a reporting structure that separates BAIS from employees with sales, vendor management, or business partnership roles. In addition, BlackRock seeks to ensure that all engagements with corporate issuers, dissident shareholders or shareholder proponents are managed consistently and without regard to BlackRock’s relationship with such parties. Clients or business partners are not given special treatment or differentiated access. BAIS prioritizes engagements based on factors including, but not limited to, our need for additional information to make a voting decision or our view on the likelihood that an engagement could lead to positive outcome(s) over time for the economic value of the company. Within the normal course of business, BAIS may engage directly with
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BlackRock clients, business partners and/or third parties, and/or with employees with sales, vendor management, or business partnership roles, in discussions regarding our approach to stewardship, general corporate governance matters, client reporting needs, and/or to otherwise ensure that proxy-related client service levels are met
•
Determined to engage, in certain instances, an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid potential conflicts of interest, to satisfy regulatory compliance requirements, or as may be otherwise required by applicable law. In such circumstances, the independent third-party voting service provider provides BlackRock with recommendations, in accordance with the Guidelines, as to how to vote such proxies. BlackRock uses an independent third-party voting service provider to make proxy voting recommendations for shares of BlackRock, Inc. and companies affiliated with BlackRock, Inc. BlackRock may also use an independent third-party voting service provider to make proxy voting recommendations for:
•
public companies that include BlackRock employees on their boards of directors
•
public companies of which a BlackRock, Inc. board member serves as a senior executive or a member of the board of directors
•
public companies that are the subject of certain transactions involving BlackRock Funds
•
public companies that are joint venture partners with BlackRock, and
•
public companies when legal or regulatory requirements compel BlackRock to use an independent third-party voting service provider
In selecting an independent third-party voting service provider, we assess several characteristics, including but not limited to: independence, an ability to analyze proxy issues and make recommendations in the economic interest of our clients in accordance with the Guidelines, reputation for reliability and integrity, and operational capacity to accurately deliver the assigned recommendations in a timely manner. We may engage more than one independent third-party voting service provider, in part to mitigate potential or perceived conflicts of interest at a single voting service provider. The Active Investment Stewardship Oversight Committee appoints and reviews the performance of the independent third-party voting service providers, generally on an annual basis.
Securities lending
When so authorized, BlackRock acts as a securities lending agent on behalf of Funds. Securities lending is a well-regulated practice that contributes to capital market efficiency. It also enables funds to generate additional returns while allowing fund providers to keep fund expenses lower.
With regard to the relationship between securities lending and proxy voting, BlackRock cannot vote shares on loan and may determine to recall them for voting, as guided by our fiduciary duty as an asset manager to our clients in helping them achieve their investment goals. While this has occurred in a limited number of cases, the decision to recall securities on loan as part of BlackRock’s securities lending program in order to vote is based on an evaluation of various factors that include, but are not limited to, assessing potential securities lending revenue alongside the potential long-term financial value to clients of voting those securities (based on the information available at the time of recall consideration). BAIS works with active portfolio managers, as well as colleagues in the Securities Lending and Risk and Quantitative Analysis teams, to evaluate the costs and benefits to clients of recalling shares on loan.
In almost all instances, BlackRock anticipates that the potential long-term financial value to clients of voting shares would not warrant recalling securities on loan. However, in certain instances, BlackRock may determine, in our independent business judgment as a fiduciary, that the value of voting outweighs the securities lending revenue loss to clients and would therefore recall shares to be voted in those instances.
Periodically, BlackRock reviews our process for determining whether to recall securities on loan in order to vote and may modify it as necessary.
Reporting and vote transparency
BAIS is committed to transparency in the stewardship work we do on behalf of clients. We inform clients about our engagement and voting policies and activities through direct communication and disclosure on our website.
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Want to know more?
blackrock.com/stewardship | ContactActiveStewardship@blackrock.com
The document is provided for information purposes only and is subject to change. Reliance upon this information is at the sole discretion of the reader.
Prepared by BlackRock, Inc.
©2024 BlackRock, Inc. All rights reserved. BLACKROCK is a trademark of BlackRock, Inc., or its subsidiaries in the United States and elsewhere. All other trademarks are those of their respective owners.
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Index Equity Fund Proxy Voting Policy
Procedures Governing Delegation of Proxy Voting to Fund Advisers
Effective Date: January 1, 2025
________________________________________
Applies to the following types of Funds registered under the 1940 Act:
☒ Index Equity Mutual Funds and Exchange-Traded Funds
☐ Open-End Active and Fixed Income Index Mutual Funds and Exchange-Traded Funds
☐ Money Market Funds
☐ Closed-End Funds
☐ Other
________________________________________
Objective and Scope
Set forth below is the Index Equity Fund Proxy Voting Policy.
Policy / Document Requirements and Statements
The Boards of Trustees/Directors (“Directors”) of certain open-end funds (the “Funds”) advised by BlackRock Fund Advisors or BlackRock Advisors, LLC (“BlackRock”), have the responsibility for the oversight of voting proxies relating to portfolio securities of the Funds, and have determined that it is in the best interests of the Funds and their shareholders to delegate the responsibility to vote proxies to BlackRock, subject to the principles outlined in this Policy, as part of BlackRock’s authority to manage, acquire and dispose of account assets, all as contemplated by the Funds’ respective investment management agreements.
BlackRock has adopted the BlackRock Investment Stewardship Global Benchmark Policy(“Guidelines”) (as from time to time amended, the “Guidelines”) governing proxy voting by index equity Funds managed by BlackRock, except for the iShares Core S&P 500 ETF. In addition, BlackRock has adopted guidelines and procedures (as from time to time amended, the “BlackRock Climate and Decarbonization Stewardship Guidelines”) governing proxy voting for matters covered in the BlackRock Climate and Decarbonization Stewardship Guidelines by the Funds listed in Appendix A.
BlackRock will cast votes on behalf of each of the Funds covered by this policy on specific proxy issues in respect of securities held by each such Fund (or may refrain from voting) in accordance with the Guidelines and the BlackRock Climate and Decarbonization Stewardship Guidelines, as applicable.
Conflicts Management
BlackRock Investment Stewardship (“BIS”) maintains policies and procedures that seek to prevent undue influence on BlackRock’s proxy voting activity and to mitigate material conflicts of interest in the exercise of proxy voting responsibilities. Potential material conflicts, and the resultant potential for undue influence, might be due to a relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates or employees, or a Fund or a Fund’s affiliates. BlackRock has taken certain steps to mitigate potential conflicts, which are outlined in detail in the Guidelines. In mitigating conflicts, BIS will adhere to the Guidelines.
In certain instances, BIS will engage an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid potential conflicts of interest, to satisfy regulatory compliance requirements, or as may be otherwise required by applicable law.
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With respect to the relationship between securities lending and proxy voting, shares on loan cannot be voted and BlackRock may determine to recall them for voting, as guided by BlackRock’s fiduciary responsibility to act in clients’ financial interests. The Guidelines set forth BlackRock’s approach to recalling securities on loan in connection with proxy voting.
Reports to the Board
BlackRock will report on an annual basis to the Directors on (1) a summary of the proxy voting process as applicable to the Funds covered by this policy in the preceding year together with a representation that all votes were in accordance with the Guidelines and the BlackRock Climate and Decarbonization Stewardship Guidelines, as applicable (2) any material changes to the Guidelines and the BlackRock Climate and Decarbonization Stewardship Guidelines, including material changes to conflicts management practices, that have not previously been reported.
Appendix A
iShares Climate Conscious & Transition MSCI USA ETF
iShares ESG Advanced MSCI EAFE ETF
iShares ESG Advanced MSCI EM ETF
iShares ESG Advanced MSCI USA ETF
iShares ESG MSCI EM Leaders ETF
iShares ESG MSCI USA Leaders ETF
iShares ESG MSCI KLD 400 ETF
iShares ESG Optimized MSCI USA ETF
iShares Low Carbon Optimized MSCI ACWI ETF
iShares Paris-Aligned Climate Optimized MSCI USA ETF
iShares Paris-Aligned Climate Optimized MSCI World ex USA ETF
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BlackRock Investment Stewardship
Global Principles for Benchmark Policies
Effective as of January 2025
The purpose of this document is to provide an overarching explanation of BlackRock’s global approach to our responsibilities as a shareholder on behalf of our clients, the principles that guide our dialogue with companies, and our commitments to clients in terms of our own governance and transparency.

Introduction to BlackRock Investment Stewardship	A-21
Philosophy on investment stewardship	A-22
Shareholder rights	A-22
Stewardship in practice	A-22
Key themes	A-23
Boards and directors	A-23
Auditors and audit-related issues	A-25
Capital structure, mergers, asset sales, and other special transactions	A-26
Executive compensation	A-27
Material sustainability-related risks and opportunities	A-28
Other corporate governance matters and shareholder protections	A-30
Shareholder proposals	A-31
BlackRock’s oversight of its investment stewardship activities	A-31
Voting guidelines and vote execution	A-32
Voting Choice	A-32
Conflicts management policies and procedures	A-33
Securities lending	A-34
Reporting and vote transparency	A-34
Introduction to BlackRock Investment Stewardship
BlackRock’s clients depend on us to help them meet their varied investment goals. We consider it one of our responsibilities to be an informed, engaged shareholder on their behalf, given the business decisions that companies make have a direct impact on our clients’ long-term investment outcomes and financial well-being. BlackRock Investment Stewardship (BIS) is a dedicated function within BlackRock, which is responsible for engaging with public companies on behalf of index strategies. Investment Stewardship is one of the ways we fulfill our fiduciary responsibilities as an asset manager to our clients. Our sole objective when conducting our stewardship program is to advance our clients’ long-term financial interests.(1)
BIS takes a long-term approach in our stewardship efforts, reflecting the investment horizons of the majority of our clients. BIS does this through:
1.
Engaging with companies in a two-way dialogue to build our understanding of a company’s practices and inform our voting decisions.

(1)
BIS’ Benchmark Policies, and the vote decisions made consistent with these policies, take a financial materiality-based approach and are focused solely on advancing clients' financial interests. BIS’ Benchmark Policies– comprised of the BIS Global Principles, regional voting guidelines, and engagement priorities – apply to clients’ assets invested through index strategies and provide guidance on our position on common corporate governance matters. We take a globally consistent approach, while recognizing the unique markets and sectors in which companies operate. BlackRock offers a wide range of investment products and funds to support our clients’ unique and varied investment objectives. Other materials on the BIS website might also provide useful context.
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2.
Voting at shareholder meetings on management and shareholder proposals on behalf of clients who have delegated voting authority to BlackRock.
3.
Contributing to industry dialogue on stewardship to share our perspectives on matters that may impact our clients’ investments.
4.
Reporting on our activities to inform clients about our stewardship efforts on their behalf through a range of publications and direct reporting.
Philosophy on investment stewardship
Sound governance is critical to the success of a company, the protection of investors’ interests, and long-term financial value creation. Research indicates that high-performing companies will effectively evaluate and address risks and opportunities relevant to their businesses, which supports durable, long-term financial value creation.(2)
Setting, executing, and overseeing strategy are the responsibility of management and the board. As one of many minority shareholders, BlackRock cannot – and does not try to – direct a company’s strategy or its implementation. Our role, on behalf of BlackRock’s clients as long-term investors, is to better understand how corporate leadership is managing material risks and capitalizing on opportunities to help protect and enhance the company’s ability to deliver long-term financial returns. We aim to take a globally consistent approach, while recognizing the unique markets and sectors in which companies operate.
Shareholder rights
Corporate law, regulations and listing rules in most markets establish certain fundamental rights attached to shareholding. Shareholders should have the right to:
•
Elect, remove, and nominate directors, approve the appointment of the auditor, and amend the corporate charter or by-laws.
•
Vote on key board decisions that are material to the protection of their investment, including but not limited to, changes to the purpose of the business, dilution levels and pre-emptive rights, and the distribution of income and capital structure.
•
Access sufficient and timely information on material governance, strategic, and business matters to make informed decisions.
To protect the interest of minority shareholders like BlackRock’s clients, BIS holds the view that shareholder voting rights should be proportionate to economic ownership—the principle of “one share, one vote” helps to achieve this balance.
Stewardship in practice
The assets BlackRock manages belong to our clients, which include public and private pension plans, insurers, official institutions, endowments, universities, charities, family offices, wealth managers, and ultimately, the individual investors that they serve. Through stewardship, we assess how companies are creating long-term financial value to serve our clients, many of whom are saving for long-term goals, such as retirement.
As shareholders of public companies, our clients have the right to vote on matters proposed by a company’s management or its shareholders. Voting is an important mechanism for investors to express support for, or concern about, a company’s performance and most of our clients authorize BlackRock to exercise this right on their behalf. For those clients, and as a fiduciary, BlackRock is legally required to make proxy voting determinations in a manner that is consistent with their investment objectives. BIS does this by casting votes in favor of proposals that, in our assessment, will promote stronger governance and better operating practices and, in turn, potentially enhance long-term shareholder value. Our vote decisions are informed by our in-depth analysis of company disclosures, engagement with boards and management teams, third-party research, and comparisons against a company’s industry peers.
BIS takes a constructive, long-term approach to our engagement with companies, reflecting the investment horizons of the majority of our clients. An engagement is a meeting between BIS and a company’s board and management that helps improve our understanding of the company’s business model and material risks and opportunities, to inform our voting

(2)
PwC, “The 3 things all high-performing companies do”. Harvard Business Review, “6 Strategic Concepts That Set High-Performing Companies Apart”, March 2024.
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decisions on behalf of clients who authorize us to vote on their behalf. In these two-way conversations, we listen to and learn directly from company directors and executives and ask questions relevant to their business. Either a company or BIS can request an engagement. Many of the engagements are initiated by companies to discuss their long-term strategy, risk and opportunity set, and management’s plan to deliver financial returns through business cycles. The ongoing, multiyear nature of our engagements allows us to build strong relationships with company leadership and mutual understanding on key matters of corporate governance and the drivers of long-term financial performance.
Generally, we support the vote recommendations of the board of directors and management. In case of concerns, we typically raise these through dialogue with board members and management teams first. When we determine it is in our clients’ financial interests to convey concern to companies through voting, we do so in two forms: we might not support the election of directors or other management proposals, or we might not support management’s voting recommendation on a shareholder proposal.
Key themes
While accepted standards and norms of corporate governance can differ between markets, in our experience, there are certain globally applicable fundamental elements of corporate governance that contribute to a company’s ability to create long-term financial value for shareholders. These global themes are set out in this overarching set of principles (the “Principles”), which are anchored in transparency and accountability.
At a minimum, it is our view that companies should observe the accepted corporate governance standards in their domestic market,(3) and we ask that, if they do not, they explain how their approach better supports durable, long-term financial value creation.
These Principles cover seven key subjects:
•
Boards and directors
•
Auditors and audit-related issues
•
Capital structure, mergers, asset sales, and other special transactions
•
Executive compensation
•
Material sustainability-related risks and opportunities
•
Other corporate governance matters and shareholder protections
•
Shareholder proposals
Our regional and market-specific voting guidelines explain how these Principles inform our voting decisions in relation to common ballot items for shareholder meetings in those markets. Alongside the Principles and regional voting guidelines, BIS publishes our engagement priorities which reflect the five themes on which we most frequently engage companies, where they are relevant, as these can be a source of material business risk or opportunity. Collectively, these BIS policies set out the core elements of corporate governance that guide our investment stewardship program globally and within each market. The BIS policies are not prescriptive, applied on a pragmatic, case-by-case basis, taking into consideration a number of factors, including the sector, market, and business environment within which a company is operating.
Boards and directors
Companies whose boards are comprised of appropriately qualified, engaged directors with professional characteristics relevant to a company’s business enhance the ability of the board to add value and be the voice of shareholders in board discussions. A strong board gives a company a competitive advantage, providing valuable oversight and contributing to the most important management decisions that support long-term financial performance. As part of their responsibilities, board members have a fiduciary duty to shareholders to oversee the strategic direction, operations, and risk management of a company. This is why our investment stewardship efforts have always started with the performance of the board of directors, and why we see engagement with, and the election of, directors as one of our most important responsibilities. We engage, as necessary, with members of the board’s nominating and/or governance committee to assess whether governance practices

(3)
Our regional voting guidelines, which we publish on the BIS website, reflect these different market standards and norms. Depending on the market, generally accepted practice is informed by corporate law, market regulation, best practices, and industry initiatives, amongst other factors.
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and board composition are appropriate given a company’s business model and we take into consideration a number of factors, including the sector, market, and business environment within which a company is operating.
We view it as good practice when the board establishes and maintains a framework of robust and effective governance mechanisms to support its oversight of the company’s strategy and operations consistent with the long-term economic interests of investors. There should be clear descriptions of the role of the board and the committees of the board and how directors engage with and oversee management. Disclosure of material risks that may affect a company’s long-term strategy and financial value creation, including material sustainability-related factors when relevant, is helpful for investors to appropriately understand and assess how effectively management is identifying, managing, and mitigating such risks.
We seek to understand management's long-term strategy and the milestones against which investors should assess its implementation. If any strategic targets are significantly missed or materially restated, we find it helpful when company disclosures provide a detailed explanation of the changes and an indication of the board's role in reviewing the revised targets. We look to the board to articulate the effectiveness of these mechanisms in overseeing the management of business risks and opportunities and the fulfillment of the company’s strategy.
Where a company has not adequately disclosed and demonstrated that its board has fulfilled these corporate governance and risk oversight responsibilities, we may consider voting against the election of directors who, on our assessment, have particular responsibility for the issues. We assess director performance on a case-by-case basis and in light of each company’s circumstances, taking into consideration its governance, business practices that support durable, long-term financial value creation, and performance. Set out below are factors we may take into consideration.
Regular accountability through director elections
To ensure accountability for their actions on behalf of shareholders, directors should stand for election on a regular basis, ideally annually.(4) Annual director elections allow shareholders to reaffirm their support for board members and/or hold them accountable for their decisions in a timely manner. When board members are not elected annually, in our experience, it is good practice for boards to have a rotation policy to ensure that, through a board cycle, all directors have had their appointment re-confirmed, with a proportion of directors being put forward for election at each annual general meeting.
Effective board composition
Regular director elections also give boards the opportunity to adjust their composition in an orderly way to reflect developments in the company’s strategy and the market environment. In our view, it is beneficial for new directors to be brought onto the board periodically to refresh the group’s thinking, while supporting both continuity and appropriate succession planning. We consider the average overall tenure of the board and seek a balance between the knowledge and experience of longer-serving directors and the fresh perspectives of directors who joined more recently.
We encourage companies to regularly review the effectiveness of their board (including its size), and assess directors nominated for election in the context of the composition of the board as a whole. In our view, the company’s assessment should consider a number of factors, including each director’s independence and time commitments, as well as the breadth and relevance of director experiences and skillsets, and how these collectively contribute to the board's effectiveness in advising and overseeing management in delivering long-term financial returns.
Director independence — from management, significant shareholders, or other related parties – is a central tenet of sound corporate governance across markets.(5) We encourage boards to have a sufficient number of independent directors, free from conflicts of interest or undue influence, to ensure objectivity in the decision-making of the board and its ability to oversee management. We generally consider it good practice for independent directors to make a majority of the board, or in the case of controlled companies, at least one-third.
Common impediments to independence may include but are not limited to:
•
Current or recent employment at the company or a subsidiary

(4)
In most markets directors stand for re-election on an annual or triennial basis, as determined by corporate law, market regulation or voluntary best practice.
(5)
Please see: Tokyo Stock Exchange. “Japan’s Corporate Governance Code.” June 11, 2021; Financial Reporting Council. “UK Corporate Governance Code.” July 16, 2018; Investor Stewardship Group. “Corporate Governance Principles for US Listed Companies.”
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•
Being, or representing, a shareholder with a substantial shareholding in the company
•
Interlocking directorships
•
Having any other interest, business, or other relationship which could, or could reasonably be perceived to, materially interfere with a director’s ability to act in the best interests of the company and shareholders
In our experience, boards are most effective at overseeing and advising management when there is a senior, independent board leader. This director may chair the board, or, where the chair is also the CEO (or is otherwise not independent), be designated as a lead independent director. The role of this director is to enhance the effectiveness of the independent members of the board through shaping the agenda, ensuring adequate information is provided to the board, and encouraging independent director participation in board deliberations. The lead independent director or another appropriate director should be available to meet with shareholders in those situations where an independent director is best placed to explain and contextualize a company’s approach.
There are matters for which the board has responsibility that may involve a conflict of interest for executives or for affiliated directors or require additional focus. It is our view that objective oversight of such matters is best achieved when the board forms committees with a majority of independent directors, depending on market norms and a company’s ownership structure. In many markets, these committees of the board specialize in audit, director nominations, and compensation matters. An ad hoc committee might also be formed to decide on a special transaction, particularly one involving a related party, or to investigate a significant adverse event.
When nominating directors to the board, we look to companies to provide sufficient information on the individual candidates so that shareholders can assess the capabilities and suitability of each individual nominee and their fit within overall board composition. These disclosures should give an understanding of how the collective experience and expertise of the board, as well as the particular skill sets of individual directors, aligns with the company’s long-term strategy and business model. Highly qualified, engaged directors with professional characteristics relevant to a company’s business and strategy enhance the ability of the board to add value and be the voice of shareholders in board discussions.
It is in this context that we are interested in a variety of experiences, perspectives, and skillsets in the board room. We see it as a means of promoting diversity of thought to avoid “group think” in the board’s exercise of its responsibilities to advise and oversee management.
In assessing board composition, we take a case-by-case approach based on a company’s board size, business model, strategy, location and market capitalization. We look for companies to explain how their approach to board composition supports the company’s governance practices.
We note that in many markets, policymakers have set board gender diversity goals which we may discuss with companies, particularly if there is a risk their board composition may be misaligned. We ask boards to disclose, consistent with local laws, how diversity, including professional and personal characteristics, is considered in board composition, given the company’s long-term strategy and business model.(6)
Sufficient capacity
As the role and expectations of a director are increasingly demanding, directors must be able to commit an appropriate amount of time to board and committee matters. It is important that directors have the capacity to meet all of their responsibilities - including when there are unforeseen events – and therefore, they should not take on an excessive number of roles that would impair their ability to fulfill their duties.
Auditors and audit-related issues
BlackRock recognizes the critical importance of financial statements, which should provide a true and fair picture of a company’s financial condition. Accordingly, we look for the assumptions made by management and reviewed by the auditor in preparing the financial statements to be reasonable and justified.
The accuracy of financial statements, inclusive of financial and non-financial information as required or permitted under market-specific accounting rules, is of paramount importance to BlackRock. Investors increasingly recognize that a broader

(6)
Personal characteristics may include, but are not limited to, gender; race/ethnicity; disability; veteran status; LGBTQ+; and national, Indigenous, religious, or cultural identity.
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range of risks and opportunities have the potential to materially impact financial performance. Over time, we anticipate investors and other users of company reporting will increasingly seek to understand and scrutinize the assumptions underlying financial statements, particularly those that pertain to the impact of the transition to a low-carbon economy on a company’s business model and asset mix. We recognize that this is an area of evolving practice and note that international standards setters, such as the International Financial Reporting Standards (IFRS) Board and the International Auditing and Assurance Standards Board (IAASB), continue to develop their guidance to companies.(7)
In this context, audit committees, or equivalent, play a vital role in a company’s financial reporting system by providing independent oversight of the accounts, material financial and, where appropriate to the jurisdiction, non-financial information and internal control frameworks. Moreover, in the absence of a dedicated risk committee, these committees can provide oversight of Enterprise Risk Management systems.(8) In our view, effective audit committee oversight strengthens the quality and reliability of a company’s financial statements and provides an important level of reassurance to shareholders.
Audit committees or equivalent should have clearly articulated charters that set out their responsibilities and have a rotation plan in place that allows for a periodic refreshment of the committee membership to introduce fresh perspectives to audit oversight. We recognize that audit committees will rely on management, internal audit, and the independent auditor in fulfilling their responsibilities but look to committee members to demonstrate they have relevant expertise to monitor and oversee the audit process and related activities.
We take particular note of unexplained changes in reporting methodology, cases involving significant financial restatements, or ad hoc notifications of material financial weakness. In this respect, audit committees should provide timely disclosure on the remediation of Key and Critical Audit Matters identified either by the external auditor or internal audit function.
The integrity of financial statements depends on the auditor being free of any impediments to being an effective check on management. To that end, it is important that auditors are, and are seen to be, independent. Where an audit firm provides services to the company in addition to the audit, we look for the fees earned to be disclosed and explained. We look for Audit committees to have in place a procedure for assessing annually the independence of the auditor and the quality of the external audit process.
Comprehensive disclosure provides investors with a sense of the company’s long-term operational risk management practices and, more broadly, the quality of the board’s oversight. We look to the audit or risk committee to periodically review the company’s risk assessment and risk management policies and the significant risks and exposures identified by management, the internal auditors or the independent auditors and management’s steps to address them. In the absence of detailed disclosures, we may reasonably conclude that companies are not adequately managing risk.
Capital structure, mergers, asset sales, and other special transactions
The capital structure of a company is critical to shareholders as it impacts the value of their investment and the priority of their interest in the company relative to that of other equity or debt investors. Pre-emptive rights are a key protection for shareholders against the dilution of their interests.
Effective voting rights are basic rights of share ownership and a core principle of effective governance. Shareholders, as the residual claimants, have the strongest interest in protecting the financial value of the company, and voting rights should match economic exposure, i.e., one share, one vote.
In principle, we disagree with the creation of a share class with equivalent economic exposure and preferential, differentiated voting rights. In our view, this structure violates the fundamental corporate governance principle of proportionality and results in a concentration of power in the hands of a few shareholders, thus disenfranchising other shareholders and amplifying any potential conflicts of interest. However, we recognize that in certain markets, at least for a period of time, companies may have a valid argument for listing dual classes of shares with differentiated voting rights. In our view, such companies should review these share class structures on a regular basis or as company circumstances change. Additionally,

(7)
IFRS, “IFRS S1 General Requirements for Disclosure of Sustainability-related Financial Information”, June 2023, and IAASB, “IAASB Launches Public Consultation on Landmark Proposed Global Sustainability Assurance Standard”, August 2023.
(8)
Enterprise risk management is a process, effected by the entity’s board of directors, management, and other personnel, applied in strategy setting and across the enterprise, designed to identify potential events that may affect the entity, and manage risk to be within the risk appetite, to provide reasonable assurance regarding the achievement of objectives. Please see the Committee of Sponsoring Organizations of the Treadway Commission (COSO), “Enterprise Risk Management”, 2023.
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they should seek shareholder approval of their capital structure on a periodic basis via a management proposal at the company’s shareholder meeting. The proposal should give unaffiliated shareholders the opportunity to affirm the current structure or establish mechanisms to end or phase out controlling structures at the appropriate time, while minimizing costs to shareholders.
In assessing mergers, asset sales, or other special transactions, BlackRock’s primary consideration is the long-term economic interests of our clients as shareholders. Boards proposing a transaction should clearly explain the economic and strategic rationale behind it. We will review a proposed transaction to determine the degree to which it can enhance long-term shareholder value. We find long-term investors like our clients typically benefit when proposed transactions have the unanimous support of the board and have been negotiated at arm’s length. We may seek reassurance from the board that the financial interests of executives and/or board members in a given transaction have not adversely affected their ability to place shareholders’ interests before their own. Where the transaction involves related parties, the recommendation to support should come from the independent directors, a best practice in most markets, and ideally, the terms should have been assessed through an independent appraisal process. In addition, it is good practice that it be approved by a separate vote of the non-conflicted parties.
As a matter of sound governance practice, shareholders should have a right to dispose of company shares in the open market without unnecessary restriction. In our view, corporate mechanisms designed to limit shareholders’ ability to sell their shares are contrary to basic property rights. Such mechanisms can serve to protect and entrench interests other than those of the shareholders. In our view, shareholders are broadly capable of making decisions in their own best interests. We encourage any so-called “shareholder rights plans” proposed by a board to be subject to shareholder approval upon introduction and periodically thereafter.
Executive compensation
In most markets, one of the most important roles for a company’s board of directors is to put in place a compensation structure that incentivizes and rewards executives appropriately. Executive compensation is an important tool used by companies to support long-term financial value creation. In our experience, well-structured compensation policies reward the successful delivery of strategic, operational, and/or financial goals, encourage an appropriate risk appetite, and align the interests of shareholders and executives through equity ownership.
We look for there to be a clear link between variable pay and operational and financial performance. Performance metrics should be stretching and aligned with a company’s strategy and business model. BIS does not have a position on whether companies should use sustainability-related criteria in compensation structures, but, where they are included, we look to companies to be as rigorous as they would be in setting other financial or operational targets. Long-term incentive plans should encompass timeframes that 1) are distinct from annual executive compensation structures and metrics, and 2) encourage the delivery of strong financial results over a period of years.
When designing, reviewing, and approving executive compensation policies, board compensation committees – or board members responsible for setting executive compensation – should carefully consider the company’s specific circumstances, such as its risk profile, the environment in which it operates, and the individuals the board is trying to attract, retain and incentivize. We look to the compensation committees to guard against contractual arrangements that would entitle executives to material compensation for early termination of their employment. Finally, pension contributions and other deferred compensation arrangements should be reasonable in light of market practices or the company’s business and executive compensation strategies.
We are not supportive of one-off or special bonuses unrelated to company or individual performance. Where discretion has been used by the compensation committee or its equivalent, we appreciate disclosure relating to how and why the discretion was used, and how the adjusted outcome is aligned with the interests of shareholders. We acknowledge that the use of peer group evaluation by compensation committees can help ensure competitive pay; however, we are concerned when the rationale for increases in total compensation at a company is solely based on peer benchmarking, rather than also considering rigorous measures of outperformance. We encourage companies to clearly explain how compensation outcomes have rewarded performance.
We encourage boards to consider building clawback provisions into incentive plans such that companies could clawback compensation or require executives to forgo awards when compensation was based on faulty financial statements or deceptive business practices. We also favor recoupment from or the foregoing of the grant of any awards by any senior
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executive whose behavior caused material financial harm to shareholders, material reputational risk to the company, or resulted in a criminal investigation, even if such actions did not ultimately result in a material restatement of past results.
In our view, non-executive directors should be compensated in a manner that is commensurate with the time and effort expended in fulfilling their professional responsibilities. Additionally, these compensation arrangements should not risk compromising directors’ independence or aligning their interests too closely with those of the management, whom they are charged with overseeing.
BIS may convey concerns through not supporting management’s proposals to approve compensation, where they are on the agenda. We may also vote against members of the compensation committee or equivalent board members for poor compensation practices or structures.
Material sustainability-related risks and opportunities
It is our view that well-managed companies will effectively evaluate and manage material sustainability-related risks and opportunities relevant to their businesses.(9) As with all risks and opportunities in a company's business model, appropriate oversight of material sustainability considerations is a core component of having an effective governance framework that supports durable, long-term financial value creation.
Robust disclosure allows investors to effectively evaluate companies’ strategy and business practices related to material sustainability-related risks and opportunities. We find it helpful when companies’ disclosures demonstrate that they have a resilient business model that integrates material sustainability-related risks and opportunities into their strategy, risk management, and metrics and targets, including industry-specific metrics. The International Sustainability Standards Board (ISSB) standards, IFRS S1 and S2(10) may prove helpful to companies in preparing this disclosure. The standards build on the Task Force on Climate-related Financial Disclosures (TCFD) framework and the standards and metrics developed by the Sustainability Accounting Standards Board (SASB), which have both converged under the ISSB. We recognize that companies may phase in reporting aligned with the ISSB standards over several years. We also recognize that some companies may report using different standards, which may be required by regulation, or one of a number of voluntary standards. In such cases, we ask that companies highlight the metrics that are industry- or company-specific.
We note that climate and other sustainability-related disclosures often require companies to collect and aggregate data from various internal and external sources. We recognize that the practical realities of data collection and reporting may not line up with financial reporting cycles and companies may require additional time after their fiscal year-end to accurately collect, analyze, and report this data to investors. That said, while we do not prescribe timelines regarding when companies make these disclosures, we encourage them to produce climate and other sustainability-related disclosures sufficiently in advance of their annual meeting, to the best of their abilities to provide investors with time to assess the data and make informed decisions.
Companies may also choose to adopt or refer to guidance on sustainable and responsible business conduct issued by supranational organizations such as the United Nations or the Organization for Economic Cooperation and Development. Further, industry initiatives on managing specific operational risks may provide useful guidance to companies on best practices and disclosures. While not a voting item, we find it helpful to our understanding of investment risk when companies disclose any relevant global climate and other sustainability-related standards adopted, the industry initiatives in which they participate, any peer group benchmarking undertaken, and any assurance processes to help investors understand their approach to sustainable and responsible business practices.

(9)
By material sustainability-related risks and opportunities, we mean the drivers of risk and financial value creation in a company’s business model that have an environmental or social dependency or impact. Examples of environmental issues include, but are not limited to, water use, land use, waste management, and climate risk. Examples of social issues include, but are not limited to, human capital management, impacts on the communities in which a company operates, customer loyalty, and relationships with regulators.
(10)
The objective of IFRS S1 General Requirements for Disclosure of Sustainability-related Financial Information is to require an entity to disclose information about its sustainability-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity. The objective of IFRS S2 Climate-related Disclosures is to require an entity to disclose information about its climate-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity.
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Climate and nature-related risk
In our view, the transition to a low-carbon economy is one of several mega forces reshaping markets.(11) Our research shows that the low-carbon transition is a structural shift in the global economy that will be shaped by changes in government policies, technology, and consumer and investor preferences, which may be material for many companies.(12) Yet the path to a low-carbon economy is uncertain and uneven, with different parts of the economy moving at different speeds. BIS recognizes that it can be challenging for companies to predict the impact of climate-related risk and opportunity on their businesses and operating environments. Many companies are assessing how to navigate the low-carbon transition while delivering long-term financial value to investors. At companies where these climate-related risks are material, we find it helpful when they publicly disclose, consistent with their business model and sector, how they intend to deliver long-term financial performance through the transition to a low-carbon economy, including where available, their transition plan.(13)
In our experience, disclosure consistent with the ISSB standards or the TCFD framework can help investors assess company-specific climate-related risks and opportunities, and inform investment decisions.(14) Such disclosures also provide investors with insights into how companies are managing the risks associated with climate change by managing their own carbon emissions or emissions intensities to the extent financially practicable. Recognizing the value of these disclosures, in some jurisdictions, like the U.K, large companies must disclose such climate-related financial information on a mandatory basis, while in other jurisdictions these disclosures are viewed as best practice in the market.
Consistent with the ISSB standards and the TCFD framework, we seek to understand, from company disclosures and engagement, the strategies companies have in place to manage material risks to, and opportunities for, their long-term business model associated with a range of climate-related scenarios. This includes a scenario in which global warming is limited to well below 2°C, considering ambitions to achieve a limit of 1.5°C, the temperature goal recently reaffirmed by G20 members as part of the 2024 Leader’s Declaration.(15)
These frameworks also contemplate disclosures on how companies are setting short-, medium- and long-term targets, ideally science-based where these are available for their sector, for scope 1 and 2 greenhouse gas emissions (GHG) reductions and to demonstrate how their targets are consistent with the long-term financial interests of their investors.
While we recognize that regulators in some markets are moving to mandate certain disclosures, at this stage, we view scope 3 emissions differently from scopes 1 and 2, given methodological complexity, regulatory uncertainty, concerns about double-counting, and lack of direct control by companies. We welcome disclosures and commitments companies choose to make regarding material scope 3 emissions and recognize these are provided on a good-faith basis as methodology develops. Our publicly available commentary provides more information on our approach to climate-related risks and opportunities.
In addition to climate-related risks and opportunities, the management of nature-related factors is increasingly a component of some companies’ ability to generate durable, long-term financial returns for shareholders, particularly where a company’s

(11)
BlackRock Investment Institute, “Mega forces: An investment opportunity”, 2023.
(12)
BlackRock Investment Institute, “Tracking the low-carbon transition”, July 2023.
(13)
We have observed that more companies are developing such plans, and public policymakers in a number of markets are signaling their intentions to require them or already have requirements in place, such as Australia, Brazil, and the European Union. We view transition plans as a method for a company to both internally assess and externally communicate its long-term strategy, ambition, objectives, and actions to create financial value through the global transition towards a low-carbon economy. Transition plans are building momentum internationally, with increased focus from policy makers and supervisors, including in the EU, UK, G7, G20, and from the financial industry. While many initiatives across jurisdictions outline a framework for transition plans, there is no consensus on the key elements these plans should contain. We view useful disclosure as one that communicates a company’s approach to managing financially material business relevant risks and opportunities – including climate-related risks – to deliver long-term financial performance, which allows investors to make more informed decisions. While transition plans can be helpful disclosure, BIS does not make the preparation and production of transition plans a voting issue. BIS may engage companies that have chosen to publish a transition plan to understand their planned actions and resource implications.
(14)
BlackRock, “Global perspectives on investing in the low-carbon transition”, June 2023. We recognize that companies may phase in reporting aligned with the ISSB standards over several years, depending on local requirements. We also recognize and respect that some companies may report using different local standards, which may be required by regulation, or one of a number of voluntary standards. In such cases, we ask that companies disclose their rationale for reporting in line with the specific disclosure framework chosen and highlight the metrics that are industry- or company-specific.
(15)
In November 2024, G20 members reaffirmed the Paris Agreement temperature goal as part of the Leader’s Declaration. G20 members include the world’s major economies (19 countries and two regional bodies, the European Union and African Union), representing 85% of global Gross Domestic Product, over 75% of international trade, and about two-thirds of the world population.
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strategy is heavily reliant on the availability of natural capital, or whose supply chains are exposed to locations with nature-related risks. We look for such companies to disclose how they manage any reliance and impact on, as well as use of, natural capital, including appropriate risk oversight and relevant metrics and targets, to understand how these factors are integrated into strategy. We will evaluate these disclosures to inform our view of how a company is managing material nature-related risks and opportunities. We rely on company disclosures when determining how to vote on shareholder proposals addressing natural capital issues. Our publicly available commentary provides more information on our approach to natural capital.(16)
Companies’ impact on their workforce, supply chains, and communities
In order to advance long-term shareholders’ interests, companies should consider the interests of the various parties on whom they depend for their success over time. It is for each company to determine their key stakeholders based on what is material to their business and long-term financial performance. For many companies, key stakeholders include employees, business partners (such as suppliers and distributors), clients and consumers, regulators, and the communities in which they operate.
As a long-term shareholder on behalf of our clients, we find it helpful when companies disclose how they have identified their key stakeholders and considered their interests in business decision-making. In addition to understanding broader stakeholder relationships, BIS finds it helpful when companies discuss how they consider the needs of their workforce today, and the skills required for their future business strategy. We are also interested to understand how the board monitors and engages on these matters, given it is well positioned to ensure that the approach taken by management is informed by and aligns with the company’s strategy.
Companies should articulate how they address material adverse impacts that could arise from their business practices and affect critical relationships with their stakeholders. We encourage companies to implement, to the extent appropriate, monitoring processes (often referred to as due diligence) to identify and mitigate potential adverse impacts and grievance mechanisms to remediate any actual adverse material impacts. In our view, maintaining trust within these relationships can contribute to a company’s long-term success.
Other corporate governance matters and shareholder protections
In our view, shareholders have a right to material and timely information on the financial performance and viability of the companies in which they invest. In addition, companies should publish information on the governance structures in place and the rights of shareholders to influence these structures. The reporting and disclosure provided by companies help shareholders assess the effectiveness of the board’s oversight of management and whether investors’ economic interests have been protected. As a general principle, we believe shareholders should have the right to vote on key corporate governance matters, including changes to governance mechanisms, to submit proposals to the shareholders’ meeting, and to call special meetings of shareholders.
Corporate form
In our view, it is the responsibility of the board to determine the corporate form that is most appropriate given the company's purpose and business model.(17) Companies proposing to change their corporate form to a public benefit corporation or similar entity should put it to a shareholder vote if not already required to do so under applicable law. We appreciate when supporting documentation from companies or shareholder proponents proposing to alter the corporate form clearly explains how the interests of shareholders and different stakeholders would be impacted as well as the accountability and voting mechanisms that would be available to shareholders. We generally support management proposals if our analysis indicates that shareholders’ economic interests are adequately protected. Relevant shareholder proposals are evaluated on a case-by-case basis.

(16)
Given the growing awareness of the materiality of these issues for certain businesses, enhanced reporting on a company's natural capital dependencies and impacts would aid investors’ understanding. In our view, the final recommendations of the Taskforce on Nature-related Financial Disclosures (TNFD) may prove useful to some companies. We recognize that some companies may report using different standards, which may be required by regulation, or one of a number of other private sector standards. TNFD-aligned reporting is not a voting issue.
(17)
Corporate form refers to the legal structure by which a business is organized.
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Shareholder proposals
In most markets in which BlackRock invests on behalf of clients, shareholders have the right to submit proposals to be voted on at a company’s annual or extraordinary meeting, as long as eligibility and procedural requirements are met. The matters that we see put forward by shareholders address a wide range of topics, including governance reforms, capital management, and improvements in the management or disclosure of sustainability-related risks.
BlackRock is subject to legal and regulatory requirements in the U.S. that place restrictions and limitations on how BlackRock can interact with the companies in which we invest on behalf of our clients, including our ability to submit shareholder proposals. We can vote, on behalf of clients who authorize us to do so, on proposals put forth by others.
When assessing shareholder proposals, we evaluate each proposal on its merit, considering the company’s individual circumstances and maintaining a singular focus on the proposal’s implications for long-term financial value creation. BIS’ evaluation considers whether a shareholder proposal addresses a material risk that, if left unmanaged, may impact a company’s long-term performance. We look for consistency between the specific request formally made in the proposal, the supporting documentation, and the proponents’ other communications on the issues. We also assess the company’s practices and disclosures and the costs and benefits to the company of meeting the request made in the proposal. We take into consideration a company’s governance practices and disclosures against those of their peers.
In our experience, it is helpful when companies disclose the names of the proponent or organization that has submitted or advised on the proposal.
We would not support proposals that we believe would result in over-reaching into the basic business decisions of the company, are unduly prescriptive or constraining on management. We take into consideration the legal effect of the proposal, as shareholder proposals may be advisory or legally binding depending on the jurisdiction, while others may make requests that would be deemed illegal in a given jurisdiction.
BIS is likely to support shareholder proposals that request disclosures that help us, as long-term investors on behalf of our clients, better understand the material risks and opportunities companies face and how they are managing them, especially where this information is additive given the company’s existing disclosures. We may also support shareholder proposals that are focused on a material business risk that we agree needs to be addressed and the intended outcome is consistent with long-term financial value creation.
We recognize that some shareholder proposals bundle topics and/or specific requests. Further, the proponent’s supporting statement may refer to topics that are not directly related to the request made in the proposal. In voting on behalf of clients, we do not submit or edit proposals or the supporting statements – we must vote yes or no on the proposal as phrased by the proponent. Therefore, when we vote in support of a proposal, we are not necessarily endorsing every element of the proposal or the reasoning, objectives, or supporting statement of the proponent. We may support a proposal for different reasons from those put forth by the proponent, when we believe that, overall, it can advance our clients' long-term financial interests. We typically explain to the company our rationale for supporting such proposals.
Alternatively, or in addition, we may vote against the election of one or more directors if, in our assessment, the board has not responded sufficiently or with an appropriate sense of urgency to a material risk. We may also support a proposal if management is on track, but we believe that voting in favor might accelerate efforts to address a material risk.
BlackRock’s oversight of its investment stewardship activities
Oversight
BlackRock maintains advisory committees (Stewardship Advisory Committees), generally consisting of senior BlackRock index investment professionals and/or senior employees with practical boardroom experience. The Stewardship Advisory Committees review and advise on amendments to BIS regional proxy voting guidelines (the Guidelines). The advisory committees do not determine voting decisions, which are the responsibility of BIS.
In addition to the Stewardship Advisory Committees, the Investment Stewardship Global Oversight Committee (Global Oversight Committee) is a risk-focused committee, comprised of the Global Head of Investment Stewardship (Global Head), and senior BlackRock executives with legal, risk and other experience relevant to team oversight. The Global Committee does not determine voting decisions, which are the responsibility of BIS.
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The Global Head has primary oversight of the activities of BIS, including voting in accordance with the Guidelines, which require the application of professional judgment and consideration of each company’s unique circumstances. The Global Committee reviews and approves amendments to these Principles. The Global Committee also reviews and approves amendments to the regional Guidelines.
In addition, the Global Committee receives and reviews periodic reports regarding the votes cast by BIS, as well as updates on material process issues, procedural changes, and other risk oversight considerations. The Global Committee reviews these reports in an oversight capacity as informed by the Guidelines.
BIS carries out engagement with companies, executes proxy votes, and conducts vote operations (including maintaining records of votes cast) in a manner consistent with the relevant Guidelines. BIS also conducts research on corporate governance issues and participates in industry discussions to contribute to and keep abreast of important developments in the corporate governance field. BIS may utilize third parties for certain of the foregoing activities and performs oversight of those third parties. BIS may discuss complicated or particularly controversial matters with senior specialists internally, on an advisory basis, prior to making a voting decision.
Voting guidelines and vote execution
BlackRock votes on proxy issues when our clients authorize us to do so. We carefully consider proxies submitted to funds and other fiduciary account(s) (Fund or Funds) for which we have voting authority. BlackRock votes (or refrains from voting) proxies for each Fund for which we have voting authority based on our evaluation of the alignment of the voting items with the long-term economic interests of our clients, in the exercise of our independent business judgment, and without regard to the relationship of the issuer of the proxy (or any shareholder proponent or dissident shareholder) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates, or BlackRock employees (see “Conflicts management policies and procedures,” below).
When exercising voting rights, BIS will normally vote on specific proxy issues in accordance with the Guidelines for the relevant market, as well as the Principles. The voting guidelines published for each region/country in which we vote are intended to summarize BlackRock’s general philosophy and approach to issues that may commonly arise in the proxy voting context in each market where we invest. The Guidelines are not intended to be exhaustive. BIS applies the Guidelines on a case-by-case basis, in the context of the individual circumstances of each company and the specific issue under review. As such, the Guidelines do not indicate how BIS will vote in every instance. Rather, they reflect our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots. The Guidelines are reviewed annually and updated as necessary to reflect changes in market practices, developments in corporate governance and feedback from companies and clients. In this way, BIS aims to maintain policies that explain our approach to governance practices most aligned with clients’ long-term financial interests. BIS analysts may exercise their professional judgment in determining how to vote if they conclude that the Guidelines do not cover the specific matter raised by a ballot item or that an exception to the Guidelines would be in the long-term economic interests of BlackRock’s clients.
In certain markets, proxy voting involves logistical issues which can affect BIS’ ability to vote such proxies, as well as the desirability of voting such proxies. These issues include, but are not limited to: i) untimely notice of shareholder meetings; ii) restrictions on a foreigner’s ability to exercise votes; iii) requirements to vote proxies in person; iv) “share-blocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); v) potential difficulties in translating the proxy; vi) regulatory constraints; and vii) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions. We are not supportive of impediments to the exercise of voting rights such as share-blocking or overly burdensome administrative requirements.
BlackRock votes proxies in these situations on a “best-efforts” basis. In addition, BIS may determine that it is generally in the interests of BlackRock’s clients not to vote proxies (or not to vote our full allocation) if the costs (including but not limited to opportunity costs associated with share-blocking constraints) associated with exercising a vote are expected to outweigh the benefit the client would derive by voting on the proposal.
Voting Choice
BlackRock offers Voting Choice a program that provides eligible clients with more opportunities to participate in the proxy voting process where legally and operationally viable.
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Voting Choice is currently available for eligible clients invested in certain institutional pooled funds in the U.S., UK, Ireland, and Canada that utilize certain equity index investment strategies, as well as eligible clients in certain institutional pooled funds in the U.S., UK, and Canada that use systematic active equity (SAE) strategies. In addition, institutional clients in separately managed accounts (SMAs) continue to be eligible for BlackRock Voting Choice regardless of their investment strategies.(18) BlackRock also launched a U.S. Program to offer proxy voting to eligible shareholder accounts in a U.S. Fund.(19)
As a result, the shares attributed to BlackRock in company share registers may be voted differently depending on whether our clients have authorized BIS to vote on their behalf, have authorized BIS to vote in accordance with a third-party policy, or have elected to vote shares in accordance with their own policy. Our clients have greater control over proxy voting because of Voting Choice. BlackRock does not disclose client information, including a client’s selection of proxy policy, without client consent.
Conflicts management policies and procedures
BIS maintains policies and procedures that seek to prevent undue influence on BlackRock’s proxy voting activity. Such influence might stem from any relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates, a Fund or a Fund’s affiliates, or BlackRock employees. The following are examples of sources of perceived or potential conflicts of interest:
•
BlackRock clients who may be issuers of securities or proponents of shareholder resolutions
•
BlackRock business partners or third parties who may be issuers of securities or proponents of shareholder resolutions
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BlackRock employees who may sit on the boards of public companies held in Funds managed by BlackRock
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Significant BlackRock, Inc. investors who may be issuers of securities held in Funds managed by BlackRock
•
Securities of BlackRock, Inc. or BlackRock investment funds held in Funds managed by BlackRock
•
BlackRock, Inc. board members who serve as senior executives or directors of public companies held in Funds managed by BlackRock
BlackRock has taken certain steps to mitigate perceived or potential conflicts including, but not limited to, the following:
•
Adopted the Guidelines which are designed to advance our clients’ long-term economic interests in the companies in which BlackRock invests on their behalf
•
Established a reporting structure that separates BIS from employees with sales, vendor management, or business partnership roles. In addition, BlackRock seeks to ensure that all engagements with corporate issuers, dissident shareholders or shareholder proponents are managed consistently and without regard to BlackRock’s relationship with such parties. Clients or business partners are not given special treatment or differentiated access to BIS. BIS prioritizes engagements based on factors including, but not limited to, our need for additional information to make a voting decision or our view on the likelihood that an engagement could lead to positive outcome(s) over time for the economic value of the company. Within the normal course of business, BIS may engage directly with BlackRock clients, business partners and/or third parties, and/or with employees with sales, vendor management, or business partnership roles, in discussions regarding our approach to stewardship, general corporate governance matters, client reporting needs, and/or to otherwise ensure that proxy-related client service levels are met
•
Determined to engage, in certain instances, an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid potential conflicts of interest, to satisfy regulatory compliance requirements, or as may be otherwise required by applicable law. In such circumstances, the independent third-party voting service provider provides BlackRock with recommendations, in accordance with the Guidelines, as to how to vote such proxies. BlackRock uses an independent third-party voting service provider to make proxy voting recommendations for shares of BlackRock, Inc. and companies affiliated with BlackRock, Inc. BlackRock may also use an independent third-party voting service provider to make proxy voting recommendations for:
•
public companies that include BlackRock employees on their boards of directors

(18)
With Voting Choice, SMAs have the ability to select from a set of voting policies from third-party proxy advisers the policy that best aligns with their views and preferences. BlackRock can then use its proxy voting infrastructure to cast votes based on the client’s selected voting policy.
(19)
Read more about BlackRock Voting Choice on our website.
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•
public companies of which a BlackRock, Inc. board member serves as a senior executive or a member of the board of directors
•
public companies that are the subject of certain transactions involving BlackRock Funds
•
public companies that are joint venture partners with BlackRock, and
•
public companies when legal or regulatory requirements compel BlackRock to use an independent third-party voting service provider
In selecting an independent third-party voting service provider, we assess several characteristics, including but not limited to: independence, an ability to analyze proxy issues and make recommendations in the economic interest of our clients in accordance with the Guidelines, reputation for reliability and integrity, and operational capacity to accurately deliver the assigned recommendations in a timely manner. We may engage more than one independent third-party voting service provider, in part to mitigate potential or perceived conflicts of interest at a single voting service provider. The Global Committee appoints and reviews the performance of the independent third-party voting service providers, generally on an annual basis.
Securities lending
When so authorized, BlackRock acts as a securities lending agent on behalf of Funds. Securities lending is a well-regulated practice that contributes to capital market efficiency. It also enables funds to generate additional returns while allowing fund providers to keep fund expenses lower.
With regard to the relationship between securities lending and proxy voting, BlackRock cannot vote shares on loan and may determine to recall them for voting, as guided by our fiduciary duty as an asset manager to our clients in helping them achieve their investment goals. While this has occurred in a limited number of cases, the decision to recall securities on loan as part of BlackRock’s securities lending program in order to vote is based on an evaluation of various factors that include, but are not limited to, assessing potential securities lending revenue alongside the potential long-term financial value to clients of voting those securities (based on the information available at the time of recall consideration).(20) BIS works with colleagues in the Securities Lending and Risk and Quantitative Analysis teams to evaluate the costs and benefits to clients of recalling shares on loan.
In almost all instances, BlackRock anticipates that the potential long-term financial value to the Fund of voting shares would be less than the potential revenue the loan may provide the Fund. However, in certain instances, BlackRock may determine, in our independent business judgment as a fiduciary, that the value of voting outweighs the securities lending revenue loss to clients and would therefore recall shares to be voted in those instances.
Periodically, BlackRock reviews our process for determining whether to recall securities on loan in order to vote and may modify it as necessary.
Reporting and vote transparency
We are committed to transparency in the stewardship work we do on behalf of clients. We inform clients about our engagement and voting policies and activities through direct communication and through disclosure on our website. Additionally, we make public our regional proxy voting guidelines for the benefit of clients and the companies in which we invest on their behalf. We also publish commentaries to share our perspective on market developments and emerging key themes.
At a more granular level, on a quarterly basis, we publish our vote record for each company that held a shareholder meeting during the period, showing how BIS voted on each proposal and providing our rationale for any votes against management proposals and on shareholder proposals. For shareholder meetings where a vote might be high profile or of significant

(20)
Recalling securities on loan can be impacted by the timing of record dates. In the U.S., for example, the record date of a shareholder meeting typically falls before the proxy statements are released. Accordingly, it is not practicable to evaluate a proxy statement, determine that a vote has a material impact on a fund and recall any shares on loan in advance of the record date for the annual meeting. As a result, managers must weigh independent business judgement as a fiduciary, the benefit to a fund’s shareholders of recalling loaned shares in advance of an estimated record date without knowing whether there will be a vote on matters which have a material impact on the fund (thereby forgoing potential securities lending revenue for the fund’s shareholders) or leaving shares on loan to potentially earn revenue for the fund (thereby forgoing the opportunity to vote).
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interest to clients, we may publish a vote bulletin after the meeting, disclosing and explaining our vote on key proposals. We also publish a quarterly list of all companies with which we engaged and the key topics addressed in the engagement meeting.
In this way, we help inform our clients about the work we do on their behalf in promoting the governance and business practices that support durable, long-term financial value creation by companies.
Want to know more?
blackrock.com/stewardship | contactstewardship@blackrock.com
This document is provided for information and educational purposes only. Investing involves risk, including the loss of principal.
Prepared by BlackRock, Inc.
©2024 BlackRock, Inc. All rights reserved. BLACKROCK is a trademark of BlackRock, Inc., or its subsidiaries in the United States and elsewhere. All other trademarks are those of their respective owners.
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BlackRock Investment Stewardship
Climate and Decarbonization Stewardship Guidelines
Published July 2024
BlackRock climate and decarbonization stewardship guidelines
Introduction to BlackRock Investment Stewardship
BlackRock’s clients depend on us to help them meet their varied investment goals. We consider it one of our responsibilities to be an informed, engaged shareholder on their behalf, given the business decisions that companies make have a direct impact on our clients’ long-term investment outcomes and financial well-being. BlackRock Investment Stewardship (BIS) is a dedicated function within BlackRock, which serves as a link between BlackRock’s clients and the companies we invest in on their behalf. BIS takes a long-term approach in our stewardship efforts, reflecting the investment horizons of the majority of our clients. BIS does this through:
1.
Engaging with companies in a two-way dialogue to build our understanding of a company’s practices and inform our voting decisions.
2.
Voting at shareholder meetings on management and shareholder proposals on behalf of clients who have delegated voting authority to BlackRock.
3.
Contributing to industry dialogue on stewardship to share our perspectives on matters that may impact our clients’ investments.
4.
Reporting on our activities to inform clients about our stewardship efforts on their behalf through a range of publications and direct reporting.
Stewardship for clients with investment objectives relating to the low-carbon transition
BlackRock offers a wide range of investment products and funds to support our clients’ unique and varied investment objectives, and in February 2024, BlackRock announced it would be launching a new decarbonization stewardship option for those clients who explicitly direct BlackRock to invest their assets with decarbonization investment objectives. An increasing number of clients are seeking to minimize the financial risk, and maximize the financial opportunities, associated with the transition to a low-carbon economy, and thus are interested in sustainable and transition investing, with some including decarbonization as an investment objective in their mandates with BlackRock. In Europe for example, all of our largest, strategic relationship clients have net zero commitments for their organizations, and globally a growing number have made similar commitments, which those clients believe, will shape financial opportunities in the transition to a low-carbon economy. A survey of 200 institutional investors globally, representing nearly $9tn in assets under management, indicated that 98% of them have set some kind of transition investment objective for their portfolios.
These guidelines set out BIS’ approach to voting at companies’ shareholder meetings on behalf of funds with explicit decarbonization or climate-related investment objectives, and, when appropriate, engagement with corporate leadership to support our voting on clients’ behalf. In addition, clients in separately managed accounts may instruct BlackRock to apply these guidelines to their holdings. Both in the case of funds and separately managed accounts, these guidelines are only implemented upon explicit selection and approval by the applicable fund board or client.
These guidelines should be read in conjunction with BIS’ benchmark policies and are focused on matters related to climate risks and the transition to a low-carbon economy at companies that are held by funds and clients who have selected these guidelines. These guidelines differ from the benchmark policies in that they consider, in addition to financial considerations and consistent with the investment objective of each fund or account that has selected these guidelines, the alignment of companies’ business model and strategies with the financial opportunities presented by the transition to a low-carbon economy and the more ambitious goal of the Paris Agreement, namely to limit average temperature rise to 1.5°C above pre-industrial levels.
These guidelines will apply to companies which produce goods and services that contribute to real world decarbonization or have a carbon intensive business model and face outsized impacts from the low-carbon transition, based on reported and estimated scopes 1, 2, and 3 greenhouse gas emissions. We estimate these companies represent the vast majority of the
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value chain emissions of the companies held by funds and clients that have selected these guidelines. For all other companies held by these funds and clients, BIS’ benchmark voting guidelines apply.
On other matters not related to climate risks and the transition to a low-carbon economy, BIS will apply our benchmark policies.
For clients who have not directed BlackRock to prioritize climate risks and decarbonization as an investment objective, BIS will continue to undertake our stewardship responsibilities in line with our benchmark policies, with a sole focus on advancing those clients’ long-term economic interests. This will include consideration of climate-related risks and opportunities in a company’s business model, where material to the company’s ability to deliver long-term financial returns.
Please see appendix 2, which sets out the key differences between the BIS benchmark and decarbonization policies on items related to climate risk and the transition to a low-carbon economy.
Understanding the investment implications of the transition to a low-carbon economy
Research from the BlackRock Investment Institute (BII) highlights that changing government policy, technology, and consumer and investor preferences are driving the transition to a low-carbon economy, but these forces are moving at uneven speeds across sectors and regions. For example—some technologies like renewable power are already being deployed at scale in some regions, while in other sectors and regions less cost-effective low-carbon alternatives exist. We have heard from certain clients that they see the low-carbon transition as a series of shifts over decades that will reshape production and consumption, spur significant capital investment and create risks, opportunities and a wider range of financial and competitive outcomes for companies.
For clients interested in investing in the transition to a low-carbon economy and understanding its corresponding risks and opportunities, we have developed the BlackRock Investment Institute Transition Scenario (BIITS), powered by Aladdin® technology. BIITS is a research-based, analytical forecast of how the low-carbon transition is most likely to play out based on what we know and expect today. It can help inform a top-down assessment of a company’s business risk arising from the transition. BII based its key assumptions on rigorous research, and the input of BlackRock’s portfolio managers and other experts.
For client assets with explicit investment objectives related to the transition to a low-carbon economy, BIS will draw on the insights generated by BIITS and Aladdin® Climate, as well as our own analysis and engagement, in applying these guidelines. In doing so, we will take into consideration the fact that the necessary data to assess individual companies currently has limitations, but is improving as a result of disclosure requirements in an increasing number of jurisdictions.
Decarbonization stewardship guidelines design principles
The framework of these guidelines is designed to:
•
Prioritize sectors and companies that are critical to the transition to a low-carbon economy: This includes companies which produce goods and services that contribute to real world decarbonization or have a carbon intensive business model and face outsized impacts from the low-carbon transition.
•
Apply a sectoral approach to our analysis that acknowledges the unevenness of the low-carbon transition across sectors and markets: We take into consideration the varying speeds at which sectors and markets can decarbonize based on technological feasibility, consumer demand, government policy, regulatory frameworks and other factors. Further, we recognize that these factors are uncertain and dynamic, which will require that we evolve our approach as necessary.
•
Take a long-term, pragmatic approach that favors a transition that minimizes disruption to companies and their key stakeholders: Our approach recognizes the challenges that many companies face in adapting their business models. It is premised on the views of interested clients that a transition where companies adapt and continue to deliver financial returns throughout, is a better long-term investment outcome for them, and less disruptive to a company’s other key stakeholders, than a transition that is uneven. Further, we consider the differences between the actions and outcomes over which company management has influence, and those it does not.
•
Focus on useful, contextualized disclosures that help inform investors views, while recognizing data limitations: The policy will seek disclosures that outline key milestones and dependencies underpinning the company’s low-carbon transition strategy; explain the trade-offs required to adapt the business model; and include relevant data and narrative.
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•
Be consistent with our position as a minority investor on behalf of our clients: The boards and executive leadership of companies determine a company’s strategy and its implementation. We make decisions on how to engage companies and vote proxies independently, based on our professional judgment of the priorities and outcomes most aligned with clients’ investment objectives.
Voting guidelines
Consistent with the investment objective of each fund or client that has selected these guidelines, BIS will look to companies to demonstrate the following:
Corporate Disclosures
In the context of these guidelines, we look for companies to provide sufficient corporate disclosure to allow us to determine the extent to which decarbonization and the low-carbon transition are strategic priorities. As a general point, we would expect companies that have disclosed their aim to participate in the transition to a low-carbon economy to make disclosures that help explain the strategy and governance systems they have determined most appropriate, which may include:
(1)
a low-carbon transition strategy to demonstrate their alignment with the ambition to limit global average temperature rise to 1.5°C above pre-industrial levels. This would normally mean that they have a long-term strategy to achieve net-zero greenhouse gas (GHG) emissions by 2050, with appropriate near- and medium-term milestones to assess their progress.
(2)
low-carbon transition-related reporting consistent with the standards developed by the International Sustainability Standards Board (ISSB). IFRS S1 addresses the general requirements of sustainability reporting and IFRS S2 sets out the disclosures that would provide investors with decision-useful information about a company’s most significant climate- and low-carbon transition-related risks and opportunities. As audit and assurance standards are developed, it would be helpful to investors’ confidence in such disclosures for companies to seek independent, third-party assurance.
(3)
scope 1 and scope 2, and material scope 3 GHG emissions. In addition, we look to companies to disclose their reduction targets for scope 1 and 2 emissions, science-based where possible. We welcome disclosure of targets or indicative goals, where companies have set them, for scope 3 emissions reductions, recognizing that these would be provided on a ‘best efforts’ basis given the methodological challenges these currently present for reporters. Scope 3 information, including how a company is working with its value chain to accelerate reductions in GHG intensity, provides useful insight to investors focused on investing in the low-carbon transition and understanding the impact of their investments on their decarbonization goals. However, we recognize that companies have varying ability to influence the emissions across the different parts of their value chain and it is helpful when disclosures explain the implications for the achievement of their decarbonization targets.
Transition plans
Some companies have published a transition plan that explains how the company intends to implement its low-carbon transition strategy by, as defined by the ISSB, “lay[ing] out the entity’s targets, actions or resources for its transition towards a lower-carbon economy, including actions such as reducing its greenhouse gas emissions” (see appendix 1).
We note the work being undertaken in a number of jurisdictions on establishing a common approach in a market to corporate transition plans. Given this work continues, for the near-term, BIS will not make preparation and production of transition plans a voting issue. BIS may engage companies that have chosen to publish a transition plan to understand their planned actions and resource implications in accordance with anticipated requirements.
Boards and directors
An effective and well-functioning board that has appropriate governance structures to facilitate oversight of a company's management and strategic initiatives is critical to the company’s ability to deliver on its low-carbon transition strategy.
In assessing the role and effectiveness of the board in this regard, we seek to understand whether:
•
The board has clear oversight responsibilities for climate and low-carbon transition-related risks and opportunities in the company’s business model. We consider the whole board to have responsibility for oversight of the company’s long-term strategy, including those aspects related to the transition to a low-carbon economy.
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•
Management has established a robust low-carbon transition framework and long-term strategy, with clear accountability for delivery by senior executives.
•
The capital management strategy explains how the company allocates investments to (traditional and next generation) business lines and innovation, and returns cash to shareholders, consistent with the low-carbon transition strategy.
•
The climate and low-carbon transition risks most likely to significantly impact the business are integrated into the company’s enterprise risk management processes and reporting.
•
The company has set scope 1 & 2 GHG emissions reduction targets, science-based and independently verified where possible, against a baseline, that are consistent with the ambition to limit average temperature rise to no more than 1.5°C above pre-industrial levels.
•
There is a clear link between the company’s scope 1 & 2 GHG emissions reduction targets over time and its long-term low-carbon transition strategy.
•
The company is monitoring its material scope 3 emissions and disclosing these where it is confident in the data. Given forthcoming regulatory requirements in certain jurisdictions, some companies are voluntarily disclosing scope 3 emissions reductions targets and plans, setting out how they are working on decarbonization with the different constituents in their value chain.
•
The board oversees, and management has a formalized approach to, the company’s lobbying activities, including trade association memberships. Policy engagement should be consistent with a company’s stated strategic policy objectives, including those related to the low-carbon transition.
Voting against directors over concerns about climate risk
In implementing these guidelines, BIS will generally support non-executive directors standing for election where, in BIS’ assessment based on company disclosures and engagement, a company is executing on its commitment to align with the transition to a low-carbon economy, as defined above. Where BIS determines this is not the case, we may vote against the election of one or more directors who have responsibility for the issue. The directors most likely to be in focus are the chair of the board sub-committee with low-carbon transition, climate or sustainability risk oversight responsibilities, other members of the relevant committee, the lead independent director or the non-executive chair of the board. In certain markets, we may withhold support for the discharge of the supervisory board or equivalent.
Where we have not supported director elections over climate concerns in a prior year, and the company has not subsequently made progress towards aligning with the transition to a low-carbon economy, we may escalate by voting against the re-election of additional responsible directors to signal our heightened concerns.
Management proposals to approve a climate strategy or progress report
In certain markets, company management may submit proposals asking shareholders to approve their climate action plans or progress reports, sometimes known as “Say on Climate.” BIS will generally support management’s climate strategy proposal if, in our assessment based on these guidelines, the strategy is aligned with the low-carbon transition. Similarly, we will generally support management’s proposal on a progress report if the company has clearly explained its progress against, and any deviations from or changes to, its stated transition plan and targets.
Shareholder proposals on climate and low-carbon transition matters
Shareholder proposals on a company’s approach to the low-carbon transition or climate risk will be considered on their merit. Our assessment will take into consideration the implications for, and the relevance to, the company’s stated low-carbon transition strategy and targets. We may support shareholder proposals that, for example, ask a company to:
•
Publish a business plan, and related disclosures, consistent with the ambition to limit average temperature rise to no more than 1.5°C above pre-industrial levels
•
Align their scope 1 and 2 GHG emissions reduction targets to, and/or discuss how their targets align with, a long-term goal of the company achieving net zero GHG emissions by 2050
•
Disclose the categories of scope 3 GHG emissions most material to a company’s business model
•
Improve disclosures on how a company’s climate-related lobbying (including trade association memberships and other indirect lobbying) is aligned with its strategic policy positions.
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We would not support shareholder proposals that seek to constrain board or management decision-making or direct specific business or strategic decisions. This includes proposals that seek to change a company’s articles of association or charter to require commitments or actions related to climate risk or the low-carbon transition.
Related matters
There are other business items not covered above that may be put to a shareholder vote that could address matters relevant to the transition to a low-carbon economy. Under these guidelines, BIS is most likely to engage, where appropriate, if we seek to enhance our understanding of a company’s approach. Generally, our voting on these matters would be covered by BIS’ benchmark guidelines.
Executive compensation
We look to company boards to put in place a compensation structure that incentivizes and rewards executives appropriately. Some companies, in light of their long-term strategy, may decide to include relevant GHG emissions reduction targets or low-carbon transition-related metrics in their incentive plans. In such cases, BIS would engage to understand the alignment between those metrics and the company’s stated climate strategy.
Auditors and audit-related issues
For companies with material climate or transition risks or opportunities in their business models, BIS is interested to understand whether the company considers and, if relevant, quantifies, and accounts for material climate-related risks in its financial statements, including if the company explains such risks within the context of its audit report. We note that work is being undertaken to develop audit and assurance standards in relation to climate and transition reporting, which may impact the future reporting requirements of companies. We note that assurance of corporate disclosures related to climate risk and the transition to a low-carbon economy is still nascent.
Mergers, acquisitions, asset sales, and other special situations
Special situations will be considered on their financial merits, but BIS may engage on climate-related factors under these guidelines where a transaction may significantly alter a company’s climate strategy or a shareholder activist has proposed governance, strategic or operational changes that may impact its climate strategy. BIS does not promote changes in corporate control, nor does it invoke formal governance mechanisms that rise to the level of shareholder activism.
Other business relevant sustainability-related risks and opportunities
Climate risk and the transition to a low-carbon economy are interconnected with a number of other sustainability-related risks and opportunities that may be relevant to a company’s business model and long-term performance. These include a company’s impacts or dependencies on natural capital and key stakeholders. In the context of these guidelines, we may engage companies to better understand how they are managing the impact on people (e.g., employees, suppliers, customers and communities) of any strategic or operational changes they are making in relation to their transition to a low-carbon economy. Similarly, we may engage companies that face risks and opportunities related to land use and deforestation, access to fresh water, or the ability to secure scarce resources critical to the transition to a low-carbon economy.
Appendix 1
Terminology
We understand the key concepts referred to within these guidelines as follows:
Climate risk: Includes physical risk, the increased risk to companies’ assets and activities caused by the direct impact of changing weather patterns and natural catastrophes, and transition risk, the impact of the transition to a low-carbon economy on a company’s long-term profitability.
Transition to a low-carbon economy (“low-carbon transition”): The global economic shift toward lower emissions across many sectors and business models. The economic transformation is being driven by changes in government policy, technology, and consumer and investor preferences, as well as the physical effects of climate change (e.g., extreme weather), and can potentially have a material impact on clients’ investments and portfolios.
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Decarbonization: the process of reducing or eliminating emissions of carbon dioxide (CO2) from human activity and removing carbon currently in the atmosphere. This can be carried out by countries, companies and even individual consumers. Sometimes the concept is understood to include the reduction and elimination of other GHG, e.g., methane.
Climate-related risks and opportunities: The investment opportunities and risks associated with the transition to a low-carbon economy, including transition risks and opportunities and physical risks and opportunities in adapting to physical climate change.
Climate-related transition plan: “An aspect of an entity’s overall strategy that lays out the entity’s targets, actions or resources for its transition towards a lower-carbon economy, including actions such as reducing its greenhouse gas emissions.”
Science-based GHG emissions reduction targets: Targets that “…are in line with what the latest climate science deems necessary to meet the goals of the Paris Agreement – limiting global warming to 1.5°C above pre-industrial levels. Science-based targets give companies a clearly defined path to reduce greenhouse gas emissions in line with limiting global warming to 1.5°C. They define how much and how quickly a business must reduce its emissions to be in line with the Paris Agreement goals.”
Appendix 2
Comparison of key differences between how the BIS benchmark considers climate-related risks, where appropriate, and the decarbonization guidelines
	BIS Benchmark Policy	Decarbonization Policy
Key concepts
Focuses on financial performance and
engages companies on climate and
transition topics when material to their
business Prioritizes the disclosure of how a
company is managing material climate and
transition-related risks and opportunities

Considers both financial performance and
decarbonization objectives consistent with
funds' and clients' investment objectives
Assesses the alignment of a company's
business model with the ambition to limit
global average temperature rise to 1.5°C
above pre-industrial levels

Prioritized companies for climate-related engagement	Largest Scope 1 and 2 GHG emitters	Largest total value chain GHG emitters (Scope 1, 2, & 3)
Emissions reporting	Seeks reporting of Scope 1 & 2	Seeks reporting of Scope 1, 2 and material 3
Emissions targets & decarbonization efforts	Seeks the disclosure of Scope 1 & 2 targets	Seeks Scope 1 & 2 targets and assesses decarbonization efforts
Temperature & scenario alignment / pathways	Seeks disclosure from companies that identifies and discusses the most plausible decarbonization pathway	Assesses temperature and scenario alignment/pathways to 1.5°C degrees
Science-based targets commitments & verifications	Engagement topic but not vote escalation criteria	Seeks science-based targets and verifications where possible; may take voting action where absent
Company’s role in the transition	Engagement topic but not vote escalation criteria	Assesses activities benefitting from and/or contributing to the transition to a low- carbon economy
Shareholder proposals	Case-by-case approach with focus on implications for long-term financial value creation No support for shareholder proposals that seek to direct management strategy	Case-by-case approach with further consideration given to decarbonization objectives in addition to financial performance No support for shareholder proposals that seek to direct management strategy
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Appendix B – Description of Fixed-Income Ratings
A rating is generally assigned to a fixed-income security at the time of issuance by a credit rating agency designated as a NRSRO by the SEC. While NRSROs may from time to time revise such ratings, they undertake no obligation to do so, and the ratings given to securities at issuance do not necessarily represent ratings which would be given to these securities on a particular subsequent date.
NRSROs may rate specific investments (e.g., bonds), issuers (e.g., corporations, governments and financial institutions) and/or programs (e.g., commercial paper programs). However, certain types of investments may not be rated by NRSROs, such as certain government/sovereign obligations, US agency securities, commercial paper, time deposits at financial institutions, and derivative instruments such as credit default swaps. For these types of investments, as well as US Treasury securities (some of which are not rated), where a NRSRO has not rated the specific investment but has rated the investment’s issuer, program, financial institution or underlying reference asset, BFA may consider the investment to have the same NRSRO rating as its issuer, program, financial institution or underlying reference asset, as applicable. In the case of municipal securities, where one NRSRO provides multiple ratings for the same security (e.g., “underlying,” “insured” and/or “enhanced” ratings), BFA may consider the security to have the highest of the multiple ratings.
New issue securities (regardless of type) may not be rated by a NRSRO at the time of their initial offering. Preliminary prospectuses or term sheets for new issue securities may include an expected rating for the security (as determined by the underwriter and/or issuer) or a NRSRO rating for the issuer of the security. If applicable, when deciding whether to purchase a new issue security that has not yet been rated by a NRSRO, BFA may attribute an expected rating to the security based on: (i) the expected rating of the security set forth in the preliminary prospectus or term sheet for the security; (ii) the NRSRO’s rating for the issuer of the security set forth in the preliminary prospectus or term sheet for the security; or (iii) with respect to asset-backed securities, the rating of a prior issuance having a similar structure or the same sponsor.
Where the investment objective of a Fund is to track the performance of an index that includes credit ratings eligibility criteria as part of its index methodology, a Fund may purchase any security within the index, such security having been determined by the index provider as meeting its credit ratings eligibility criteria. The credit ratings practices of an index provider may differ from BlackRock’s practices, as described above. Further, a Fund may invest, directly or indirectly, in securities that are not rated by a rating agency or securities with a credit rating that differs from the credit rating specified in its index methodology in various circumstances, including where a security is downgraded but not yet removed from an index, following the removal of a security from an index prior to its sale by the Fund or as a result of a corporate action or restructuring affecting an issuer of a security held by a Fund.
Fixed-income securities which are unrated may expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. Evaluation of these securities is dependent on the investment adviser’s judgment, analysis and experience in the evaluation of such securities.
Investors should note that the assignment of a rating to a security by an NRSRO may not reflect the effect of recent developments on the issuer’s ability to make interest and principal payments or on the likelihood of default.
Securities deemed to be high yield are rated below Baa3 by Moody’s and below BBB- by S&P Global Ratings and Fitch.
The descriptions below relate to general long-term and short-term obligations of an issuer.
Moody’s Ratings
Long-Term Obligations
Aaa: Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A: Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.
Baa: Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
B-1

Ba: Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B: Obligations rated B are considered speculative and are subject to high credit risk.
Caa: Obligations rated Caa are judged to be speculative, of poor standing and are subject to very high credit risk.
Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C: Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody's appends numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
Absence of Rating: Where no rating has been assigned or where a rating has been withdrawn, it may be for reasons unrelated to the creditworthiness of the issue.
Should no rating be assigned, the reason may be one of the following:
1. An application was not received or accepted.
2. The issue or issuer belongs to a group of securities or entities that are not rated as a matter of policy.
3. There is a lack of essential data pertaining to the issue or issuer.
4. The issue was privately placed, in which case the rating is not published in Moody’s publications.
Withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.
Short-Term Obligations
Moody’s short-term debt ratings are opinions of the ability of issuers to honor short-term financial obligations, generally with an original maturity not exceeding thirteen months.
Moody's employs the following designations to indicate the relative repayment ability of rated issuers:
P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
US Municipal Short-Term Debt Obligations
There are three rating categories for short-term municipal obligations that are considered investment-grade and are designated as Municipal Investment Grade (MIG). In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.
MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
B-2

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
S&P Global Ratings
Long-Term Obligations
AAA: An obligation rated AAA has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA: An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment is very strong.
A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
BB; B; CCC; CC; and C: Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC: An obligation rated CC is currently highly vulnerable to nonpayment. The CC rating is used when a default has not yet occurred, but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.
C: An obligation rated C is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.
D: An obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to D if it is subject to a distressed exchange offer.
NR: NR indicates no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P Global Ratings does not rate a particular obligation as a matter of policy.
Note: The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
Short-Term Obligations
B-3

A-1: A short-term obligation rated A-1 is rated in the highest category by S&P Global Ratings. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.
A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.
A-3: A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
B: A short-term obligation rated B is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.
C: A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
D: A short-term obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to D if it is subject to a distressed exchange offer.
Municipal Short-Term Obligations
An S&P U.S. municipal note rating reflects S&P Global Ratings opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating.
SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3: Speculative capacity to pay principal and interest.
Fitch Ratings
Long-Term Obligations
AAA: Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA: Very high credit quality. AA ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A: High credit quality. A ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB: Good credit quality. BBB ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.
B-4

BB: Speculative. BB ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.
B: Highly speculative. B ratings indicate that material credit risk is present.
CCC: Substantial credit risk. CCC ratings indicate that substantial credit risk is present.
CC: Very high levels of credit risk. CC ratings indicate very high levels of credit risk.
C: Exceptionally high levels of credit risk. C indicates exceptionally high levels of credit risk.
Defaulted obligations typically are not assigned RD or D ratings, but are instead rated in the B to C rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.
Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA obligation rating category, or to corporate finance obligation ratings in the categories below CCC.
The subscript 'emr' is appended to a rating to denote embedded market risk which is beyond the scope of the rating. The designation is intended to make clear that the rating solely addresses the counterparty risk of the issuing bank. It is not meant to indicate any limitation in the analysis of the counterparty risk, which in all other respects follows published Fitch criteria for analyzing the issuing financial institution. Fitch does not rate these instruments where the principal is to any degree subject to market risk.
Short-Term Obligations (Corporate and Public Finance)
A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.
F1: Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2: Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.
F3: Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.
B: Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
C: High short-term default risk. Default is a real possibility.
RD: Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.
D: Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.
Dominion Bond Rating Service Limited
Long-Term Obligations
AAA: Highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.
AA: Superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from AAA only to a small degree. Unlikely to be significantly vulnerable to future events.
B-5

A: Good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than AA. May be vulnerable to future events, but qualifying negative factors are considered manageable.
BBB: Adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.
BB: Speculative, non investment-grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.
B: Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.
CCC / CC / C: Very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although CC and C ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the CCC to B range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the C category.
D: When the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to D may occur.
Note: All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”. The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category.
Commercial Paper and Short-Term Debt
R-1 (high): Highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.
R-1 (middle): Superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from R-1 (high) by a relatively modest degree. Unlikely to be significantly vulnerable to future events.
R-1 (low): Good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.
R-2 (high): Upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.
R-2 (middle): Adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.
R-2 (low): Lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer's ability to meet such obligations.
R-3: Lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.
R-4: Speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.
R-5: Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.
D: When the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to D may occur.
IS-SAI-ESG-1125
B-6

iShares® Trust
Statement of Additional Information
Dated November 28, 2025
This combined Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the current prospectuses (each, a “Prospectus” and collectively, the “Prospectus”) for the following series of iShares Trust (the “Trust”):

Fund	Ticker	Listing Exchange
iShares LifePath Retirement ETF	IRTR	NYSE Arca
iShares LifePath Target Date 2030 ETF	ITDB	NYSE Arca
iShares LifePath Target Date 2035 ETF	ITDC	NYSE Arca
iShares LifePath Target Date 2040 ETF	ITDD	NYSE Arca
iShares LifePath Target Date 2045 ETF	ITDE	NYSE Arca
iShares LifePath Target Date 2050 ETF	ITDF	NYSE Arca
iShares LifePath Target Date 2055 ETF	ITDG	NYSE Arca
iShares LifePath Target Date 2060 ETF	ITDH	NYSE Arca
iShares LifePath Target Date 2065 ETF	ITDI	NYSE Arca
iShares LifePath Target Date 2070 ETF	ITDJ	NYSE Arca
Each Fund invests substantially all of its assets in other iShares funds that, in turn, invest in equities and/or fixed-income instruments based on an index (each, an “Underlying Fund” and collectively, the “Underlying Funds”). BlackRock Fund Advisors (“BFA” or the “Investment Adviser”), an indirect majority-owned subsidiary of BlackRock, Inc., serves as investment adviser to the Funds and also serves as investment adviser to each of the Underlying Funds. References to the investments and risks of the Funds, unless otherwise indicated, should be understood as references to the investments and risks of the related Underlying Funds.
The Prospectus for the above-listed funds (each, a “Fund” and together, the “Funds”) are dated November 28, 2025, as amended and supplemented from time to time. Capitalized terms used herein that are not defined have the same meaning as in the applicable Prospectus, unless otherwise noted. The Financial Statements and Notes contained in the applicable Annual Report or Semi-Annual Report of the Trust for the Funds are incorporated by reference into and are deemed to be part of this SAI. A copy of each Fund's Prospectus may be obtained without charge by writing to the Trust's distributor, BlackRock Investments, LLC (the “Distributor” or “BRIL”), 1 University Square Drive, Princeton, NJ 08540, calling 1-800-iShares (1-800-474-2737) or visiting www.iShares.com. Each Fund's Prospectus is incorporated by reference into this SAI.
References to the Investment Company Act of 1940, as amended (the “Investment Company Act” or the “1940 Act”), or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the Securities and Exchange Commission (the “SEC”), SEC staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no action or other relief or permission from the SEC, SEC staff or other authority.
iShares® and BlackRock® are registered trademarks of BFA and its affiliates. LifePath is a registered service mark of BlackRock Institutional Trust Company, N.A.

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General Description of the Trust and its Funds
The Trust currently consists of more than 355 investment series or portfolios. The Trust was organized as a Delaware statutory trust on December 16, 1999 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company registered with the SEC under the 1940 Act. The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “1933 Act”). This SAI relates to the following Funds:
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iShares LifePath Retirement ETF
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iShares LifePath Target Date 2030 ETF
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iShares LifePath Target Date 2035 ETF
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iShares LifePath Target Date 2040 ETF
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iShares LifePath Target Date 2045 ETF
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iShares LifePath Target Date 2050 ETF
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iShares LifePath Target Date 2055 ETF
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iShares LifePath Target Date 2060 ETF
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iShares LifePath Target Date 2065 ETF
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iShares LifePath Target Date 2070 ETF
Each Fund invests in a combination of equity and fixed-income index funds and money market funds (the “Underlying Funds”). BlackRock Fund Advisors (“BFA”) serves as investment adviser to the Funds, and BFA or its affiliates serves as investment adviser to the Underlying Funds.
Each Fund offers and issues shares at their net asset value per share (“NAV”) only in aggregations of a specified number of shares (each, a “Creation Unit”), generally in exchange for a designated portfolio of securities, assets or other positions (including any portion of such securities for which cash may be substituted) (the “Deposit Securities” or “Creation Basket”), together with the deposit of a specified cash payment (the “Cash Component”). Shares of the Funds are listed for trading on NYSE Arca, Inc. (the “Listing Exchange” or “NYSE Arca”), a national securities exchange. Shares of each Fund are traded in the secondary market and elsewhere at market prices that may be at, above or below the Fund's NAV. Shares are redeemable only in Creation Units by Authorized Participants (as defined in the Creation and Redemption of Creation Units-Role of the Authorized Participant section of this SAI) and, generally, in exchange for portfolio securities and a Cash Amount (as defined in the Redemption of Creation Units section of this SAI). Creation Units typically are a specified number of shares, generally 20,000 or multiples thereof.
The Trust reserves the right to permit or require that creations and redemptions of shares are effected fully or partially in cash and reserves the right to permit or require the substitution of Deposit Securities in lieu of cash. Shares may be issued in advance of receipt of Deposit Securities, subject to various conditions, including a requirement that the Authorized Participant (as defined in the Portfolio Holding Information section of this SAI) maintain collateral with the Trust as set forth in the handbook for Authorized Participants. The Trust may use such collateral at any time to purchase Deposit Securities. See the Creation and Redemption of Creation Units section of this SAI. Transaction fees and other costs associated with creations or redemptions that include a cash portion may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.
Exchange Listing and Trading
A discussion of exchange listing and trading matters associated with an investment in each Fund is contained in the Shareholder Information section of each Fund's Prospectus. The discussion below supplements, and should be read in conjunction with, that section of the applicable Prospectus.
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Shares of each Fund are listed for trading, and trade throughout the day, on the Listing Exchange and in other secondary markets. Shares of the Funds may also be listed on certain non-U.S. exchanges. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of shares of any Fund will continue to be met. The Listing Exchange may, but is not required to, remove the shares of a Fund from listing if, among other things: (i) following the initial 12-month period beginning upon the commencement of trading of Fund shares, there are fewer than 50 record and/or beneficial owners of shares of a Fund; (ii) a Fund is no longer eligible to operate in reliance on Rule 6c-11 under the Investment Company Act; (iii) any of the other listing requirements are not continuously maintained; or (iv) any event shall occur or condition shall exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. The Listing Exchange will also remove shares of a Fund from listing and trading upon termination of the Fund.
As in the case of other publicly-traded securities, when you buy or sell shares of a Fund through a broker, you may incur a brokerage commission determined by that broker, as well as other charges.
The Trust reserves the right to adjust the share price of the Funds in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Funds or an investor's equity interest in the Funds.
Investment Strategies and Risks of the Funds
The Funds allocate and reallocate their assets among a combination of Underlying Funds in proportions based on their own comprehensive investment strategies.
Each Fund is an exchange-traded fund (“ETF”) and does not seek to replicate the performance of a specified index and may have a higher degree of portfolio turnover than such index funds.
Each Fund is one of a group of funds referred to as the “LifePath ETFs,” each of which seeks to provide for retirement outcomes based on quantitatively measured risk that investors on average may be willing to accept given a particular time horizon.
Set forth below is more detailed information regarding types of instruments in which the Underlying Funds, and in some cases, the Funds, may invest, strategies BFA may employ in pursuit of a Fund's or an Underlying Fund's investment objective, and related risks.
Asset-Backed and Commercial Mortgage-Backed Securities.   Certain of the Underlying Funds may invest in asset-backed securities (“ABS”) and commercial mortgage-backed securities (“CMBS”). ABS are securities backed by installment contracts, credit-card receivables or other assets. CMBS are securities backed by commercial real estate properties. Both ABS and CMBS represent interests in “pools” of assets in which payments of both interest and principal on the securities are made on a regular basis. The payments are, in effect, “passed through” to the holder of the securities (net of any fees paid to the issuer or guarantor of the securities). The average life of ABS and CMBS varies with the maturities of the underlying instruments and, as a result of prepayments, can often be less than the original maturity of the assets underlying the securities. For this and other reasons, the stated maturity of an ABS or CMBS may be shortened, and the security’s total return may be difficult to predict precisely. Also see Mortgage Pass-Through Securities and Mortgage Securities below.
Beginning in the second half of 2007 through 2009, the market for ABS and mortgage-backed securities (“MBS”) experienced substantially, often dramatically, lower valuations and reduced liquidity. These instruments continue to be subject to liquidity constraints, price volatility, credit downgrades and increases in default rates and, therefore, may be more difficult to value and more difficult to dispose of than previously.
Bonds.  Certain of the Underlying Funds may invest in bonds. A bond is an interest-bearing security issued by a U.S. or non-U.S. company or governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond’s face value) periodically or on a specified maturity date. Bonds generally are used by issuers to borrow money from investors.
An issuer may have the right to redeem or “call” a bond before maturity, in which case a fund may have to reinvest the proceeds at lower market rates. Similarly, a fund may have to reinvest interest income or payments received when bonds mature, sometimes at lower market rates. Most bonds bear interest income at a “coupon” rate that is fixed for the life of the
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bond. The value of a fixed-rate bond usually rises when market interest rates fall, and falls when market interest rates rise. Accordingly, a fixed-rate bond’s yield (income as a percent of the bond’s current value) may differ from its coupon rate as its value rises or falls. When an investor purchases a fixed-rate bond at a price that is greater than its face value, the investor is purchasing the bond at a premium. Conversely, when an investor purchases a fixed-rate bond at a price that is less than its face value, the investor is purchasing the bond at a discount. Fixed-rate bonds that are purchased at a discount pay less current income than securities with comparable yields that are purchased at face value, with the result that prices for such fixed-rate securities can be more volatile than prices for such securities that are purchased at face value. Other types of bonds bear interest at an interest rate that is adjusted periodically. Interest rates on “floating rate” or “variable rate” bonds may be higher or lower than current market rates for fixed-rate bonds of comparable quality with similar final maturities. Because of their adjustable interest rates, the value of “floating rate” or “variable rate” bonds fluctuates much less in response to market interest rate movements than the value of fixed-rate bonds, but their value may decline if their interest rates do not rise as much, or as quickly, as interest rates in general. An Underlying Fund may treat some of these bonds as having a shorter maturity for purposes of calculating the weighted average maturity of its investment portfolio. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues. Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on an issuer’s earnings and assets and, in the event of liquidation, are paid before subordinated obligations. Bonds may be unsecured (backed only by the issuer’s general creditworthiness) or secured (backed by specified collateral).
Borrowing.  Each Fund may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.
The purchase of securities while borrowings are outstanding may have the effect of leveraging a Fund. The incurrence of leverage increases a Fund’s exposure to risk, and borrowed funds are subject to interest costs that will reduce net income. Purchasing securities while borrowings are outstanding creates special risks, such as the potential for greater volatility in the NAV of Fund shares and in the yield on a Fund’s portfolio. In addition, the interest expenses from borrowings may exceed the income generated by a Fund’s portfolio and, therefore, the amount available (if any) for distribution to shareholders as dividends may be reduced. BFA may determine to maintain outstanding borrowings if it expects that the benefits to a Fund’s shareholders will outweigh the current reduced return.
Certain types of borrowings by a Fund must be made from a bank or may result in a Fund being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is not anticipated that observance of such covenants would impede BFA’s management of a Fund’s portfolio in accordance with a Fund’s investment objectives and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require a Fund to dispose of portfolio investments at a time when it may be disadvantageous to do so.
Corporate Bonds.  Certain of the Underlying Funds may invest in investment grade and/or high yield corporate bonds. The investment return of corporate bonds reflects interest earned on the security and changes in the market value of the security. The market value of a corporate bond may be affected by changes in the market rate of interest, the credit rating of the issuer, the issuer’s performance and perceptions of the issuer in the marketplace. There is a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.
Currency Transactions.  A currency forward contract is an over-the-counter (“OTC”) obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days greater than two days from the date on which the contract is agreed upon by the parties, at a price set at the time of the contract. A non-deliverable currency forward is an OTC currency forward settled in a specified currency, on a specified date, based on the difference between the agreed-upon exchange rate and the market exchange rate. A currency futures contract is a contract that trades on an organized futures exchange involving an obligation to deliver or acquire a specified amount of a specific currency, at a specified price and at a specified future time. Currency futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency. The Underlying Funds that may engage in currency transactions do not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Underlying Funds' assets that are denominated in a non-U.S. currency. An Underlying Fund may enter into non-U.S. currency forward and non-U.S. currency futures transactions to facilitate local securities settlements or to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes.
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Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected may be highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, counterparty risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in non-U.S. currency. If BFA utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the Underlying Fund's performance and may lower the Underlying Fund’s return. Each Underlying Fund could experience losses if the value of its currency forwards, options or futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market or otherwise. In addition, each Underlying Fund could incur transaction costs, including trading commissions, in connection with certain non-U.S. currency transactions.
Diversification Status.  The Funds are diversified. A fund classified as “diversified” under the 1940 Act may not purchase securities of an issuer (other than (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and (ii) securities of other investment companies) if, with respect to 75% of its total assets, (a) more than 5% of the fund’s total assets would be invested in securities of that issuer or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer. With respect to the remaining 25% of its total assets, the fund may invest more than 5% of its assets in one issuer. Under the 1940 Act, a fund cannot change its classification from diversified to non-diversified without shareholder approval.
Each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a regulated investment company (“RIC”) for purposes of the U.S. Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and to relieve the Fund of any liability for U.S. federal income tax to the extent that its earnings are distributed to shareholders, provided that the Fund satisfies a minimum distribution requirement. Compliance with the diversification requirements of the Internal Revenue Code may limit the investment flexibility of the Fund and may make it less likely that the Fund will meet its investment objective.
Equity Securities.  Equity securities generally have greater price volatility than fixed-income securities. The market price of equity securities may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally; particular industries, sectors or geographic regions represented in those markets; or individual issuers. The types of developments that may affect an issuer of an equity security include management performance, financial leverage and reduced demand for the issuer's goods or services. Common and preferred stock represent equity or ownership interests in an issuer. Preferred stock, however, pays dividends at a specified rate and has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.
Futures, Options on Futures and Securities Options.  Futures contracts, options on futures and securities options may be used by a Fund and certain of the Underlying Funds to access its investable universe, simulate investments that would otherwise be eligible, facilitate trading or to reduce transaction costs. Each Fund or an Underlying Fund may enter into futures contracts and options on futures that are traded on a U.S. or non-U.S. futures exchange. Each Fund or an Underlying Fund will not use futures, options on futures or securities options for speculative purposes. Each Fund and each Underlying Fund intend to use futures and options on futures in accordance with Rule 4.5 of the Commodity Futures Trading Commission (the “CFTC”) promulgated under the Commodity Exchange Act (“CEA”). BFA, with respect to certain Underlying Funds, has claimed an exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 so that BFA, with respect to such Funds or an Underlying Fund, is not subject to registration or regulation as a commodity pool operator under the CEA. See the Regulation Regarding Derivatives section of this SAI for more information.
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on investments that reflect the market value of common stock of the firms included in the investments. Each Fund or an Underlying Fund may enter into futures contracts to purchase securities indexes when BFA anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Upon entering into a futures contract, a Fund or an Underlying Fund will be required to deposit with the broker an amount of cash or cash equivalents known as “initial margin,” which is similar to a performance bond or good faith deposit on the contract and is returned to the Fund or an Underlying Fund upon termination of the futures contract if all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” will be made to and from the broker daily as the price of the instrument or index underlying the futures
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contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to the expiration of a futures contract, each Fund or an Underlying Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund’s or an Underlying Fund's existing position in the contract. An option on a futures contract, as contrasted with a direct investment in such a contract, gives the purchaser the right, but no obligation, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract.
The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund or an Underlying Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited to the agreed-upon price per share, also known as the “strike price,” less the premium received from writing the put. The Funds or an Underlying Fund may purchase and write put and call options on futures contracts that are traded on an exchange as a hedge against changes in value of their portfolio securities or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.
Securities options may be used by a Fund to obtain access to or dispose of securities that are otherwise eligible investments at favorable prices, to invest cash in a securities index that offers similar exposure to that being sought by the Fund or otherwise to achieve the Fund's objective. A call option gives a holder the right to purchase a specific security at a specified price (“exercise price”) within a specified period of time. A put option gives a holder the right to sell a specific security at an exercise price within a specified period of time. The initial purchaser of a call option pays the “writer” a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Each Fund or an Underlying Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. Each Fund or an Underlying Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase. Each Fund or an Underlying Fund may purchase or sell securities options on a U.S. or non-U.S. securities exchange or in the OTC market through a transaction with a dealer. Options on a securities index are typically settled on a net basis based on the appreciation or depreciation of the index level over the strike price. Options on single name securities may be cash- or physically-settled, depending upon the market in which they are traded. Options may be structured so as to be exercisable only on certain dates or on a daily basis. Options may also be structured to have conditions to exercise (i.e., “Knock-in Events”) or conditions that trigger termination (i.e., “Knock-out Events”).
Investments in Underlying Funds.  Each Underlying Fund is a type of investment company referred to as an exchange-traded fund (“ETF”). Each Underlying Fund is designed to track a particular index and is advised by BFA. Shares of the Underlying Funds are listed for trading on national securities exchanges and trade throughout the day on those exchanges and other secondary markets. There can be no assurance that the requirements of the national securities exchanges necessary to maintain the listing of shares of the Underlying Funds will continue to be met. A national securities exchange may, but is not required to, remove the shares of the Underlying Funds from listing if, among other things: (i) following the initial 12-month period beginning upon the commencement of trading of an Underlying Fund, there are fewer than 50 record and/or beneficial holders of the shares for 30 or more consecutive trading days, (ii) the value of an Underlying Fund's underlying index is no longer calculated or available, or (iii) any other event shall occur or condition exist that, in the opinion of the national securities exchange, makes further dealings on the national securities exchange inadvisable. A national securities exchange will remove the shares of an Underlying Fund from listing and trading upon termination of such Underlying Fund. Shares of each Underlying Fund trade on exchanges at prices at, above or below their most recent NAV. The per share NAV of each Underlying Fund is calculated at the end of each business day and fluctuates with changes in the market value of such Underlying Fund's holdings since the most recent calculation. The trading prices of an Underlying Fund's shares fluctuate continuously throughout trading hours based on market supply and demand rather than NAV. The trading prices of an Underlying Fund's shares may deviate significantly from NAV during periods of market volatility. Any of these factors may lead to an Underlying Fund's shares trading at a premium or discount to NAV. Exchange prices are not expected to correlate exactly with an Underlying Fund's NAV due to timing reasons as well as market supply and demand factors. In addition,
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disruptions to an Underlying Fund's creations and redemptions or the existence of extreme market volatility may result in trading prices of Underlying Fund shares that differ significantly from NAV. If the Funds purchase shares of the Underlying Funds at a time when the market price of an Underlying Fund's shares are at a premium to the NAV or sells at a time when the market price of an Underlying Fund is at a discount to the NAV, then the Funds may sustain losses.
As in the case of other publicly-traded securities, brokers' commissions on buying or selling shares of the Underlying Funds will be based on negotiated commission rates at customary levels. An investment in an ETF generally presents the same primary risks as an investment in an open-end investment company that is not exchange-traded and that has the same investment objectives, strategies, and policies. However, ETFs are subject to the following risks that do not apply to an open-end investment company that is not exchange-traded: (i) the market price of the ETF's shares may trade at a discount to their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large swings in stock prices) halts stock trading generally.
Lending Portfolio Securities.  Each Fund may lend portfolio securities to certain borrowers that BFA determines to be creditworthy, including borrowers affiliated with BFA. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. No securities loan shall be made on behalf of a Fund if, as a result, the aggregate value of all securities loans of the particular Fund exceeds one-third of the value of such Fund’s total assets (including the value of the collateral received). A Fund may terminate a loan at any time and obtain the return of the securities loaned. Each Fund receives, by way of substitute payment, the value of any interest or cash or non-cash distributions paid on the loaned securities that it would have otherwise received if the securities were not on loan.
With respect to loans that are collateralized by cash, the borrower may be entitled to receive a fee based on the amount of cash collateral. The Funds are compensated by any positive difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral received by the Fund for such loans, and uninvested cash, may be reinvested in certain short-term instruments either directly on behalf of each Fund or through one or more joint accounts or money market funds, including those affiliated with BFA; such investments are subject to investment risk.
Each Fund conducts its securities lending pursuant to an exemptive order from the SEC permitting it to lend portfolio securities to borrowers affiliated with the Fund and to retain an affiliate of the Fund to act as securities lending agent. To the extent that a Fund engages in securities lending, BlackRock Institutional Trust Company, N.A. (“BTC”) acts as securities lending agent for the Fund, subject to the overall supervision of BFA. BTC administers the lending program in accordance with guidelines approved by the Trust's Board of Trustees (the “Board,” the trustees of which are the “Trustees”). JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as custodian for the Funds in connection with certain securities lending activities.
Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), foreign exchange risk (i.e., the risk of a shortfall at default when a cash collateral investment is denominated in a currency other than the currency of the assets being loaned due to movements in foreign exchange rates), and credit, legal, counterparty and market risks (including the risk that market events, including but not limited to corporate actions, could lead the Fund to lend securities that are trading at a premium due to increased demand, or to recall loaned securities or to lend less or not at all, which could lead to reduced securities lending revenue). If a Fund were to lend out securities that are subject to a corporate action and commit to the borrower a particular election as determined by the Funds' investment adviser, the benefit the Fund would receive in respect of committing to such election may or may not be less than the benefit the Fund would have received from making a different election in such corporate action. If a securities lending counterparty were to default, a Fund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a Fund’s securities as agreed, the Fund’s ability to participate in a corporate action event may be impacted, or the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This latter event could trigger adverse tax consequences for a Fund. A Fund could lose money if its short-term investment of the collateral declines in value over the period of the loan. Substitute payments received by a Fund representing dividends paid on securities loaned out by the Fund will not be considered qualified dividend income. BTC will
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take into account the tax effects on shareholders caused by this difference in connection with a Fund’s securities lending program. Substitute payments received on tax-exempt securities loaned out will not be tax-exempt income. There could also be changes in the status of issuers under applicable laws and regulations, including tax regulations, that may impact the regulatory or tax treatment of loaned securities and could, for example, result in a delay in the payment of dividend equivalent payments owed to a Fund (as permitted by applicable law).
Regulations adopted by global prudential regulators require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many securities lending agreements, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such agreements, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these requirements, as well as potential additional government regulation and other developments in the market, could adversely affect the Fund’s ability to terminate existing securities lending agreements or to realize amounts to be received under such agreements. Prudential regulation may also favor lenders that can provide additional protections, such as liens that are exercisable in connection with a lender default, to borrowers. Certain Funds expect to provide additional protections to borrowers, where permitted, pursuant to a Fund’s investment policies and if BFA believes doing so is in the best interest of the Fund.
Liquidity Risk Management.  Rule 22e-4 under the Investment Company Act (the “Liquidity Rule”) requires open-end funds, including ETFs such as the Funds, to establish a liquidity risk management program (the “Liquidity Program”) and enhance disclosures regarding fund liquidity. As required by the Liquidity Rule, the Funds have implemented a Liquidity Program, and the Board, including a majority of the Independent Trustees of the Trust, has appointed BFA as the administrator of the Liquidity Program. Under the Liquidity Program, BFA assesses, manages, and periodically reviews each Fund’s liquidity risk and classifies each investment held by a Fund as a “highly liquid investment,” “moderately liquid investment,” “less liquid investment” or “illiquid investment.” The Liquidity Rule defines “liquidity risk” as the risk that a Fund could not meet requests to redeem shares issued by a Fund without significant dilution of the remaining investors’ interest in a Fund. The liquidity of a Fund's portfolio investments is determined based on relevant market, trading and investment-specific considerations under the Liquidity Program. There are exclusions from certain portions of the liquidity risk management program requirements for “in-kind” ETFs, as defined in the Liquidity Rule. To the extent that an investment is deemed to be an illiquid investment or a less liquid investment, a Fund can expect to be exposed to greater liquidity risk.
Non-Diversification Risk.  Certain of the Underlying Funds may be classified as “non-diversified.” This means that the Underlying Funds may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Underlying Funds may be more susceptible to the risks associated with these particular issuers or to a single economic, political or regulatory occurrence affecting these issuers.
Non-U.S. Securities and Emerging Markets Securities.  Certain of the Underlying Funds may invest in the securities of non-U.S. issuers, which involves special risks and considerations not typically associated with investing in U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or potentially confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in non-U.S. countries, potential restrictions of the flow of international capital, generally less liquid and less efficient securities markets, generally greater price volatility, less publicly available information about issuers, higher transaction and custody costs, delays and risks attendant in settlement procedures, difficulties in enforcing contractual obligations, less developed judicial systems to settle disputes, lesser liquidity and significantly smaller market capitalization of most non-U.S. securities markets, substantial government interference with the economy and transaction costs of foreign currency conversions. The Underlying Funds may have difficulty valuing such securities due to these or other considerations. Non-U.S. issuers may be subject to less governmental regulation than U.S. issuers. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy with respect to growth of gross domestic product (“GDP”), rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. In addition, changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. Certain foreign markets have specific geographical risks such as a heightened likelihood of earthquakes, tsunamis, or volcanoes. Certain foreign markets also experience acts of terrorism, territorial disputes or other defense concerns. These situations may have a significant impact on the economies of, and investments in, these geographic areas.
To the extent an Underlying Fund invests in publicly traded common stocks of non-U.S. issuers, certain investments in such stocks may be in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) (collectively, “depositary receipts”). Depositary receipts are receipts, typically issued by a bank
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or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Depositary receipts may not necessarily be denominated in the same currency as their underlying securities. ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental depositary receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depositary receipts structured like global debt issues to facilitate trading on an international basis. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the U.S. and in Europe and are designed for use throughout the world. The Funds or an Underlying Fund may invest in depositary receipts through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interest holder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the U.S. and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.
Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition to investment risks associated with the underlying issuer, depositary receipts expose each Underlying Fund to additional risks associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and liquidity risk. Unsponsored programs, which are not sanctioned by the issuer of the underlying common stock, generally expose investors to greater risks than sponsored programs and do not provide holders with many of the shareholder benefits that come from investing in sponsored depositary receipts.
Obligations of Foreign Governments, Supranational Entities and Banks. The Funds and certain of the Underlying Funds may invest in U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by BFA to be of comparable quality to the other obligations in which such Underlying Funds may invest. Certain foreign governments, specifically foreign governments in emerging markets, historically have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest, and declared moratoria on the payment of principal and interest on their sovereign debts. Certain of the Underlying Funds may also invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Underlying Funds’ assets invested in obligations of foreign governments and supranational entities will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries. Certain of the Underlying Funds may invest a portion of their total assets in high-quality, short-term (one year or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars.
Emerging Markets. Some non-U.S. markets in which certain of the Underlying Funds invest are considered to be emerging markets. Investment in these emerging markets subjects an Underlying Fund to a greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in developed markets.
Ratings.  An investment-grade rating generally means the security or issuer is rated investment-grade by one or more of Moody’s, S&P Global Ratings, Fitch, Dominion Bond Rating Service Limited (“Dominion”), or another credit rating agency designated as a nationally recognized statistical rating organization by the SEC, or is unrated but considered to be of equivalent quality by BFA. Generally, bonds rated Baa3 or above by Moody’s, BBBL or above by Dominion or BBB- or above by S&P Global Ratings and Fitch are considered “investment-grade” securities, bonds rated Baa are considered medium grade obligations subject to moderate credit risk and may possess certain speculative characteristics, while bonds rated BBB are regarded as having adequate capacity to meet financial commitments.
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Subsequent to purchase by the applicable Underlying Fund, a rated security may cease to be rated or its rating may be reduced below an investment-grade rating. Bonds rated below Baa3 by Moody’s or below BBB- by S&P Global Ratings or Fitch are generally considered below investment-grade quality and are obligations of issuers that are generally considered predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of issuer default and bankruptcy and increased market price volatility. Such lower-rated securities are commonly referred to as “junk bonds” and are subject to a substantial degree of credit risk. Please see Appendix B of this SAI for a description of each rating category of Moody's, S&P Global Ratings, Fitch and Dominion and BFA's treatment of investments that are not rated by any of the rating agencies.
Regulation Regarding Derivatives.  The CFTC subjects advisers to registered investment companies to regulation by the CFTC if a fund that is advised by the adviser either (i) invests, directly or indirectly, more than a prescribed level of its liquidation value in CFTC-regulated futures, options and swaps (“CFTC Derivatives”) or (ii) markets itself as providing investment exposure to such instruments. The CFTC also subjects advisers to registered investment companies to regulation by the CFTC if the registered investment company invests in one or more commodity pools. To the extent a Fund uses CFTC Derivatives, it intends to do so below such prescribed levels and intends not to market itself as a “commodity pool” or a vehicle for trading such instruments.
BFA has claimed an exclusion from the definition of the term “commodity pool operator” under the CEA pursuant to Rule 4.5 under the CEA with respect to each of the Funds. BFA is not, therefore, subject to registration or regulation as a “commodity pool operator” under the CEA with respect to the Funds.
The Funds (the “No-Action Letter Funds”) have investments in “underlying funds” (and such underlying funds themselves may invest in underlying funds) not advised by BFA (the term “underlying fund” for purposes of the no-action letter referenced below may include, but is not limited to, certain securitized vehicles, mortgage or international real estate investment trusts (“REITs”), business development companies and investment companies that may invest in CFTC Derivatives or in any of the foregoing), and therefore may be viewed by the CFTC as commodity pools. BFA may not have transparency into the holdings of these underlying funds because they are not advised by BFA. To address this issue of lack of transparency, the CFTC staff issued a no-action letter on November 29, 2012 permitting the adviser of a fund that invests in such underlying funds and that would otherwise have filed a claim of exclusion pursuant to CFTC Rule 4.5 to delay registration as a “commodity pool operator” until six months from the date on which the CFTC issues additional guidance on the treatment of CFTC Derivatives held by underlying funds. BFA, the adviser of the No-Action Letter Funds, has filed a claim with the CFTC for the Funds to rely on this no-action relief. Accordingly, BFA is not currently subject to registration or regulation as a “commodity pool operator” under the CEA in respect of the Funds.
Derivative contracts, including, without limitation, swaps, currency forwards, and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the U.S. and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Swaps, non-deliverable forwards and certain other derivatives traded in the OTC market are subject to variation margin and initial margin requirements. Implementation of the margining and other provisions of the Dodd-Frank Act regarding clearing, mandatory trading, reporting and documentation of swaps and other derivatives have impacted and may continue to impact the costs to a Fund of trading these instruments and, as a result, may affect returns to investors in a Fund.
Rule 18f-4 under the Investment Company Act permits a Fund to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the Investment Company Act. Section 18 of the Investment Company Act, among other things, prohibits open-end funds, including the Funds, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”).
Under Rule 18f-4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which a Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, and borrowed bonds), if a Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and non-standard settlement cycle securities, unless the Fund intends to
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physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”).
Unless a Fund is relying on the Limited Derivatives User Exception (as defined below), the Fund must comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires a Fund to adopt and implement a comprehensive written derivatives risk management program (“DRMP”) and comply with a relative or absolute limit on Fund leverage risk calculated based on value-at-risk (“VaR”). The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board, including a majority of Independent Directors/Trustees, and periodically reviews the DRMP and reports to the Board.
Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if a Fund's “derivatives exposure” (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”).
Repurchase Agreements.  A repurchase agreement is an instrument under which the purchaser (i.e., an Underlying Fund) acquires a security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by an Underlying Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price, and, in the event of a default by the seller, the Underlying Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.
In any repurchase transaction, the collateral for a repurchase agreement may include: (i) cash items; (ii) obligations issued by the U.S. government or its agencies or instrumentalities; or (iii) obligations that, at the time the repurchase agreement is entered into, are determined to (A) have exceptionally strong capacity to meet their financial obligations and (B) are sufficiently liquid such that they can be sold at approximately their carrying value in the ordinary course of business within seven days.
Repurchase agreements pose certain risks for an Underlying Fund that utilizes them. Such risks are not unique to the Underlying Funds, but are inherent in repurchase agreements. The Underlying Funds seek to minimize such risks, but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated. Lower quality collateral and collateral with a longer maturity may be subject to greater price fluctuations than higher quality collateral and collateral with a shorter maturity. If the repurchase agreement counterparty were to default, lower quality collateral may be more difficult to liquidate than higher quality collateral. Should the counterparty default and the amount of collateral not be sufficient to cover the counterparty’s repurchase obligation, an Underlying Fund would likely retain the status of an unsecured creditor of the counterparty (i.e., the position an Underlying Fund would normally be in if it were to hold, pursuant to its investment policies, other unsecured debt securities of the defaulting counterparty) with respect to the amount of the shortfall. As an unsecured creditor, an Underlying Fund would be at risk of losing some or all of the principal and income involved in the transaction.
Reverse Repurchase Agreements.  Reverse repurchase agreements involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Generally, the effect of such transactions is that each Fund or an Underlying Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund or an Underlying Fund is able to keep some of the interest income associated with those securities. Such transactions are advantageous only if each Fund or an Underlying Fund has an opportunity to earn a rate of interest on the cash derived from these transactions that is greater than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and each Fund or an Underlying Fund intends to use the reverse repurchase technique only when BFA believes it will be advantageous to the Fund or an Underlying Fund. The use of reverse repurchase agreements may exaggerate any increase or decrease in the value of each Fund or Underlying Fund’s assets. The use of reverse repurchase agreements is a form of leverage, and the proceeds obtained through reverse repurchase agreements may be invested in additional securities.
Rule 18f-4 under the Investment Company Act permits each Fund or an Underlying Fund to enter into reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, borrowed bonds)
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notwithstanding the limitation on the issuance of senior securities in Section 18 of the Investment Company Act, provided that each Fund or an Underlying Fund either (i) complies with the 300% asset coverage ratio with respect to such transactions and any other borrowings in the aggregate, or (ii) treats such transactions as Derivatives Transactions under Rule 18f-4. (See “Regulation Regarding Derivatives” above.)
Securities of Investment Companies.  Each Underlying Fund may invest in the securities of other investment companies (including money market funds) to the extent permitted by law, regulation, exemptive order or SEC staff guidance. Under the 1940 Act, a fund’s investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the fund’s total assets with respect to any one investment company, and (iii) 10% of the fund’s total assets with respect to investment companies in the aggregate. Other investment companies in which an  Underlying Fund invests can be expected to incur fees and expenses for operations, such as investment advisory and administration fees, which would be in addition to those incurred by an  Underlying Fund. Pursuant to guidance issued by the SEC staff, fees and expenses of money market funds used for cash collateral received in connection with loans of securities are not treated as Acquired Fund Fees and Expenses, which reflect a Fund's pro rata share of the fees and expenses incurred by investing in other investment companies (as disclosed in the Prospectus, as applicable).
An Underlying Fund may purchase ETF shares for the same reason it would purchase (and as an alternative to purchasing) futures contracts – to obtain relatively low-cost exposure to the stock market while maintaining flexibility to meet the liquidity needs of the Underlying Fund. ETF shares enjoy several advantages over futures contracts. Depending on the market, the holding period, and other factors, ETF shares can be less costly than futures contracts. In addition, ETF shares can be purchased for smaller sums and offer exposure to market sectors and styles for which there is no suitable or liquid futures contract. An Underlying Fund may also purchase ETF shares for other purposes, including improving its ability to track its underlying index. An Underlying Fund may invest in shares of ETFs that are advised by BFA.
Short-Term Instruments and Temporary Investments.  Each Fund and the Underlying Funds may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include, but are not limited to: (i) shares of money market funds (including those advised by BFA or otherwise affiliated with BFA); (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit, bankers’ acceptances, fixed-time deposits and other obligations of U.S. and non-U.S. banks (including non-U.S. branches) and similar institutions; (iv) commercial paper rated, at the date of purchase, “Prime-1” by Moody's, “F-1” by Fitch, or “A-1” by S&P Global Ratings, or if unrated, of comparable quality as determined by BFA; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that have been determined to present minimal credit risks, in accordance with the requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar-denominated obligations of non-U.S. banks (including U.S. branches) that, in the opinion of BFA, are of comparable quality to obligations of U.S. banks that may be purchased by a Fund. Any of these instruments may be purchased on a current or forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.
Swap Agreements.  Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on a pre-determined underlying investment or notional amount. In return, the other party agrees to make periodic payments to the first party based on the return (or a differential in rate of return) earned or realized on the underlying investment or notional amount. Swap agreements will usually be performed on a net basis, with each Underlying Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of an Underlying Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis.
Certain of the Funds or Underlying Funds may enter into currency swaps, interest rate swaps and index swaps, or total return swaps (some of which may be referred to as contracts for difference or “CFDs”). The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets.
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Tracking Stocks.  A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.
U.S. Government Obligations.  The Funds or an Underlying Fund may invest in various types of U.S. government obligations. U.S. government obligations are a type of bond and include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations (i) may be backed by the full faith and credit of the U.S. or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with Fannie Mae, Freddie Mac and FHLB notes). In the latter case, each Fund or an Underlying Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.
Future Developments.  The board of each Fund or Underlying Fund may, in the future, authorize each Underlying Fund to invest in securities contracts and investments, other than those listed in this SAI and in the applicable Prospectuses, provided they are consistent with each Fund's or Underlying Fund's investment objective and do not violate any of its investment restrictions or policies.
General Considerations and Risks
A discussion of some of the principal risks associated with an investment in a Fund is contained in the applicable Prospectus. Because each Fund expects to obtain its exposure to the securities substantially through its investment in the Underlying Funds, shareholders should be aware that the risks of investment in particular types of securities, economic sectors and geographic locations discussed below may be borne by the Fund through its investment in the Underlying Funds. Through its investment in the Underlying Funds, each Fund will also bear the risks described below associated with the Underlying Funds' use of portfolio management techniques, such as borrowing arrangements and use of derivatives, in addition to the risks associated with those activities if the Funds engage in them directly.
An investment in a Fund should be made with an understanding that the value of the Fund’s portfolio securities, including its investment in the Underlying Funds, may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of stocks in general, and other factors that affect the market. The order of the below risk factors does not indicate the significance of any particular risk factor.
Borrowing Risk.  Borrowing may exaggerate changes in the NAV of Fund shares and in the return on a Fund’s portfolio. Borrowing will cause a Fund to incur interest expense and other fees. The costs of borrowing may reduce a Fund’s return. Borrowing may cause a Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.
Call Risk.  During periods of falling interest rates, an issuer of a callable bond held by the Funds or an Underlying Fund may “call” or repay the security before its stated maturity, and a Fund or an Underlying Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in income, or in securities with greater risks or with other less favorable features.
Commodities Investment Risk.  Exposure to commodities markets may subject a Fund or an Underlying Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility. Similar future market conditions may result in rapid and substantial valuation increases or decreases in a Fund’s or Underlying Fund's holdings.
The commodities markets may fluctuate widely based on a variety of factors. Movements in commodity investment prices are outside of a Fund's or Underlying Fund's control and may not be anticipated by BFA. Price movements may be influenced by, among other things: governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies; changing market and economic conditions; market liquidity; weather and climate conditions, including droughts and floods;
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livestock disease; changing supply and demand relationships and levels of domestic production and imported commodities; changes in storage costs; the availability of local, intrastate and interstate transportation systems; energy conservation; the success of exploration projects; changes in international balances of payments and trade; domestic and foreign rates of inflation; currency devaluations and revaluations; domestic and foreign political and economic events; domestic and foreign interest rates and/or investor expectations concerning interest rates; foreign currency/exchange rates; domestic and foreign governmental regulation and taxation; war, acts of terrorism and other political upheaval and conflicts; governmental expropriation; investment and trading activities of mutual funds, hedge funds and commodities funds; and changes in philosophies and emotions of market participants. The frequency and magnitude of such changes cannot be predicted.
The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities or natural resources may be produced in a limited number of countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic, regulatory and supply-related events in such countries could have a disproportionate impact on the prices of such commodities.
A decrease in the production of a physical commodity or a decrease in the volume of such commodity available for transportation, mining, processing, storage or distribution may adversely impact the financial performance of a commodity or commodity-related company that devotes a portion of its business to that commodity. Production declines and volume decreases could be caused by various factors, including catastrophic events affecting production, depletion of resources, labor difficulties, environmental proceedings, increased regulations, equipment failures and unexpected maintenance problems, import supply disruption, governmental expropriation, political upheaval or conflicts or increased competition from alternative energy sources or commodity prices. Agricultural commodities may be adversely affected by weather or other natural phenomena, such as drought, floods and pests.
A sustained decline in demand for such commodities could also adversely affect the financial performance of commodity-related companies. Factors that could lead to a decline in demand include economic recession or other adverse economic conditions, higher taxes on commodities or increased governmental regulations, increases in fuel economy, consumer shifts to the use of alternative commodities or fuel sources, changes in commodity prices, or weather.
The commodity markets are subject to temporary distortions and other disruptions due to, among other factors, lack of liquidity, the participation of speculators, and government regulation and other actions. U.S. futures exchanges and some foreign exchanges limit the amount of fluctuation in futures contract prices which may occur in a single business day (generally referred to as “daily price fluctuation limits”). The maximum or minimum price of a contract as a result of these limits is referred to as a “limit price.” If the limit price has been reached in a particular contract, no trades may be made beyond the limit price. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.
Custody Risk.  Custody risk refers to the risks inherent in the process of clearing and settling trades and to the holding of securities, cash and other assets by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets, and thus may be subject to limited or no government oversight. Communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. In general, the less developed a country’s securities market is, the greater the likelihood of custody problems. Practices in relation to the settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because of the use of brokers and counterparties that are often less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence or undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being lost. In addition, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or an agent of any of the foregoing goes bankrupt. Each Fund would absorb any loss resulting from such custody problems and may have no successful claim for compensation.
Extension Risk.  During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in a Fund’s or Underlying Fund's income and potentially in the value of a Fund’s or Underlying Fund's investments.
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Illiquid Investments Risk.  Each Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment. The liquidity of an investment will be determined based on relevant market, trading and investment specific considerations as set out in the Liquidity Program as required by the Liquidity Rule. Illiquid investments may trade at a discount to comparable, more liquid investments and a Fund may not be able to dispose of illiquid investments in a timely fashion or at their expected prices. If illiquid investments exceed 15% of a Fund’s net assets, the Liquidity Rule and the Liquidity Program will require that certain remedial actions be taken.
Infectious Illness Risk.  A widespread outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely affect the economies of many nations and the global economy and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in travel restrictions, closed international borders, disruption of healthcare services, prolonged quarantines, cancellations, supply chain disruptions, temporary and permanent business closures, lower consumer demand, layoffs, ratings downgrades, credit defaults and other significant economic, social and political impacts, as well as general concern and uncertainty. An outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. These impacts, which could adversely affect a Fund and its investments, could be present for an extended period of time.
In addition, markets may experience temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. Such events may adversely affect a Fund and its investments and may impact a Fund’s ability to purchase or sell securities or other assets. Market or economic disruptions could cause elevated tracking error and increased premiums or discounts to a Fund's NAV. Additionally, a Fund could be adversely impacted if an outbreak impairs the operations of its service providers, including BFA. Governmental and quasi-governmental may respond to an outbreak and any resulting disruptions with a variety of fiscal and monetary policy changes, such as changes in interest rates. A reversal of these policies, or the ineffectiveness of such policies, is likely to increase market volatility, which could adversely affect a Fund’s investments.
Reference Rate Replacement Risk.  A Fund or an Underlying Fund may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, has ceased publishing all LIBOR settings. In April 2023, however, the FCA announced that some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. The Secured Overnight Financing Rate (“SOFR”), which is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement market, has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in different categories of financial contracts.
Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contracts, securities, or other instruments using LIBOR may disagree on transition rates or the application of transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. A Fund or an Underlying Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future.
Operational and Technology Risks.  A Fund and the entities with which it interacts directly or indirectly are susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or impair the Fund’s operations. These entities include, but are not limited to, a Fund’s adviser, administrator, distributor, other service providers (e.g., index and benchmark providers, accountants, custodians, and transfer agents), financial intermediaries, counterparties, market makers, Authorized Participants, listing exchanges, other financial market operators, and governmental authorities. Operational and technology risks for the issuers in which a Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value. A Fund may incur substantial costs in order to mitigate operational and technology risks.
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Cybersecurity incidents can result from deliberate attacks or unintentional events against an issuer in which a Fund invests, the Fund or any of its service providers. They include, but are not limited to, gaining unauthorized access to systems, misappropriating assets or sensitive information, corrupting or destroying data, and causing operational disruption. Geopolitical tension may increase the scale and sophistication of deliberate attacks, particularly those from nation states or from entities with nation state backing. Cybersecurity incidents may result in any of the following: financial losses; interference with a Fund’s ability to calculate its NAV; disclosure of confidential information; impediments to trading; submission of erroneous trades by a Fund or erroneous subscription or redemption orders; the inability of a Fund or its service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; and other legal and compliance expenses. Furthermore, cybersecurity incidents may render records of a Fund, including records relating to its assets and transactions, shareholder ownership of Fund shares, and other data integral to a Fund’s functioning, inaccessible, inaccurate or incomplete. Power outages, natural disasters, equipment malfunctions and processing errors that threaten information and technology systems relied upon by a Fund or its service providers, as well as market events that occur at a pace that overloads these systems, may also disrupt business operations or impact critical data. In addition, the risks of increased use of AI technologies, such as machine learning, include data risk, transparency risk, and operational risk. The AI technologies, which are generally highly reliant on the collection and analysis of large amounts of data, may incorporate biased or inaccurate data, and it is not possible or practicable to incorporate all relevant data into such technologies. The output or results of any such AI technologies may therefore be incomplete, erroneous, distorted or misleading. Further, AI tools may lack transparency as to how data is utilized and how outputs are generated. AI technologies may also allow the unintended introduction of vulnerabilities into infrastructures and applications. A Fund and its shareholders could be negatively impacted as a result of these risks associated with AI technologies. AI technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to quickly evolve, and it is impossible to anticipate the full scope of future AI capabilities or rules and the associated risks to a Fund.
While a Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. Each Fund and its adviser seek to reduce these risks through controls, procedures and oversight, including establishing business continuity plans and risk management systems. However, there are inherent limitations in such plans and systems, including the possibility that certain risks that may affect a Fund have not been identified or may emerge in the future; that such plans and systems may not completely eliminate the occurrence or mitigate the effects of operational or information security disruptions or failures or of cybersecurity incidents; or that prevention and remediation efforts will not be successful or that incidents will go undetected. A Fund cannot control the systems, information security or other cybersecurity of the issuers in which it invests or its service providers, counterparties, and other third parties whose activities affect the Fund.
Lastly, the regulatory climate governing cybersecurity and data protection is developing quickly and may vary considerably across jurisdictions. Regulators continue to develop new rules and standards related to cybersecurity and data protection. Compliance with evolving regulations can be demanding and costly, requiring substantial resources to monitor and implement required changes.
Prepayment Risk.  During periods of falling interest rates, issuers of certain debt obligations may repay principal prior to the security’s maturity, which may cause a Fund or an Underlying Fund to have to reinvest in securities with lower yields or higher risk of default, resulting in a decline in the Fund’s or Underlying Fund's income or return potential. Also, if a security subject to prepayment had been purchased at a premium, the value of the premium would be lost in the event of prepayment.
Risk of Derivatives.  A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset, such as a security, a commodity (such as gold or silver), a currency or an index (a measure of value or rates, such as the S&P 500 or the prime lending rate). The Funds and certain Underlying Funds may invest in stock index futures contracts, securities options and other derivatives. Compared to securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund's or an Underlying Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. Derivatives generally involve the incurrence of leverage.
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When a derivative is used as a hedge against a position that a Fund holds or is committed to purchase, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains, and in some cases, hedging can cause losses that are not offset by gains, and the Fund will recognize losses on both the investment and the hedge. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that a Fund’s hedging transactions, which entail additional transaction costs, will be effective.
Risks of Equity Securities.  An investment in a Fund should be made with an understanding that the value of an Underlying Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of preferred or common stocks in general and other factors that affect the market. An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of shares of an Underlying Fund). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction and global or regional political, economic or banking crises. Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders generally have rights to receive payments from the issuer inferior to the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior to maturity), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity.
Risk of Futures and Options on Futures Transactions.  There are several risks accompanying the utilization of futures contracts and options on futures contracts. A position in futures contracts and options on futures contracts may be closed only on the exchange on which the contract was made (or a linked exchange). While each Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time. Futures contracts, by definition, project price levels in the future and not current levels of valuation; therefore, market circumstances may result in a discrepancy between the price of the future and the movement in a Fund's underlying instrument. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to deliver the instruments underlying the futures contracts it has sold.
The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to a direct investment in the types of stocks in which they invest.
Utilization of futures and options on futures by a Fund involves the risk of loss of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by BFA as to anticipated trends, which predictions could prove to be incorrect.
Because the futures market generally imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting each Fund to substantial losses. In the event of adverse price movements, each Fund would be required to make daily cash payments of variation margin.
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Risk of Investing in Non-U.S. Debt Securities.  Non-U.S. debt securities are traded on foreign exchanges and OTC in the respective countries covered by a Fund or an Underlying Fund. The risks of investing in non-U.S. debt securities typically include market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in bond prices. Investing in a fund whose portfolio contains securities of non-U.S. issuers involves certain risks and considerations not typically associated with investing in the securities of U.S. issuers. These risks include securities markets that may lack sufficient liquidity or may be less efficient; generally greater price volatility; less publicly available information about issuers; the imposition of withholding or other taxes; the imposition of restrictions on the expatriation of funds or other assets of a Fund or an Underlying Fund; higher transaction and custody costs; delays and risks attendant in settlement procedures; difficulties in enforcing contractual obligations; lower liquidity and significantly smaller market capitalization of most non-U.S. securities markets; different accounting and disclosure standards; lower levels of regulation of the securities markets; more substantial government interference with the economy; higher rates of inflation; greater social, economic, and political uncertainty; the risk of nationalization or expropriation of assets; and different bankruptcy and insolvency regimes which may stay or prevent recovery in the event of an issuer’s default.
Risk of Investing in Non-U.S. Equity Securities.  An investment in non-U.S. equity securities involves risks similar to those of investing in portfolios of equity securities traded on non-U.S. exchanges. These risks include market fluctuations caused by such factors as economic and political developments in those foreign countries, changes in interest rates and perceived trends in stock prices.
Investing in securities issued by issuers domiciled in countries other than the domicile of the investor and denominated in currencies other than an investor’s local currency entails certain considerations and risks not typically encountered by the investor in making investments in its home country and in that country’s currency. These considerations include favorable or unfavorable changes in interest rates, currency exchange rates, exchange control regulations and the costs that may be incurred in connection with conversions between various currencies. Because certain Underlying Funds invest in non-U.S. equity securities, investing in any of the Funds also involves certain risks and considerations not typically associated with investing in a fund whose portfolio contains exclusively securities of U.S. issuers. These risks include generally less liquid and less efficient securities markets; generally greater price volatility; less publicly available information about issuers; the imposition of withholding or other taxes; the imposition of restrictions on the expatriation of funds or other assets of the  Underlying Funds; higher transaction and custody costs; delays and risks attendant in settlement procedures; difficulties in enforcing contractual obligations; lower liquidity and significantly smaller market capitalization; different accounting and disclosure standards; lower levels of regulation of the securities markets; more substantial government interference with the economy and businesses; higher rates of inflation; greater social, economic, and political uncertainty; the risk of nationalization or expropriation of assets; and the risk of war.
Risk of Swap Agreements.  The risk of loss with respect to swaps is generally limited to the net amount of payments that a Fund or an Underlying Fund is contractually obligated to make. Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, a Fund or an Underlying Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws, which could affect such Fund’s or Underlying Fund's rights as a creditor (e.g., a Fund or an Underlying Fund may not receive the net amount of payments that it is contractually entitled to receive).
A Fund or an Underlying Fund is required to post and collect variation margin and initial margin (comprised of specified liquid securities subject to haircuts) in connection with trading of OTC swaps. These requirements may raise the costs for a Fund’s or an Underlying Fund's investment in swaps.
Tracking Error Risk.  The Underlying Funds may be subject to tracking error, which is the divergence of a fund’s performance from that of its underlying index. Tracking error may occur because of differences between the securities and other instruments held in a fund’s portfolio and those included in an Underlying Fund’s underlying index, pricing differences, transaction costs incurred by the Underlying Funds, Underlying Funds’ holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest received by an Underlying Fund or distributions paid to an Underlying Fund’s shareholders, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to an Underlying Fund’s underlying index or the costs to an Underlying Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because a fund incurs fees and expenses, while such a fund’s underlying index does not. When an issuer is introduced by an index provider into an index tracked by an Underlying Funds, BFA may conduct an analysis on such issuer’s securities to
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identify and screen for outlier high risk behavior (such as rapid or unusual price growth that does not appear to be supported by publicly available information on the business and assets of the issuer, unusual or significant short interest or lending activity, negative sentiment, suspended trading or incorrect free-float calculations, which could be indicators of possible irregularities, miscalculations or even fraud).
If it identifies such behavior, BFA may, where appropriate, alert the index provider as to the alleged issue. The index provider has sole discretion for the determination as to whether to continue to include the issuer’s securities in the re-balancing of its index. If the securities continue to be included in the index, BFA may underweight or exclude such securities from an Underlying Fund’s portfolio and, if it does so, such a fund will be subject to increased tracking error due to the divergence in the securities included in its portfolio from its underlying index. The application of the above-mentioned analysis and screening to an Underlying Fund and its underlying index is in the sole discretion of BFA and its affiliates (without any guarantees). The analysis and screening may not exclude any or all high risk securities from an Underlying Fund’s portfolio, and the inclusion of such securities will result in an adverse impact to such a Fund’s net asset value if one or more such securities declines in value.
U.S. Treasury Obligations Risk.  U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of a Fund's U.S. Treasury obligations to decline. U.S. Treasury securities are rated AA+ by S&P Global Ratings. A downgrade of the rating of U.S. Treasury securities may cause the value of a Fund's U.S. Treasury obligations to decline. Because U.S. government debt obligations are often used as a benchmark for other borrowing arrangements, a downgrade could also result in higher interest rates for a range of borrowers, cause disruptions in the international bond markets and have a substantial adverse effect on the U.S. and global economy.
A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and lead the government to issue additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that the U.S. government will not be able to make principal or interest payments when they are due. If market participants determine that U.S. sovereign debt levels have become unsustainable, the value of the U.S. dollar could decline, thus increasing inflationary pressures, particularly with respect to services outsourced to non-U.S. providers and imported goods and constrain or prevent the U.S. government from implementing effective countercyclical fiscal policy in economic downturns. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period that shareholders own shares of a Fund. Notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the U.S., circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment would result in losses to a Fund and substantial negative consequences for the U.S. economy and the global financial system.
Risk of Investing in Africa.  Investments in securities of issuers in certain African countries involve heightened risks including, among others, expropriation and/or nationalization of assets, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, civil war, and social instability as a result of religious, ethnic and/or socio-economic unrest or widespread outbreaks of disease and, in certain countries, genocidal warfare.
Certain countries in Africa generally have less developed capital markets than traditional emerging market countries, and, consequently, the risks of investing in foreign securities are magnified in such countries. Because securities markets of countries in Africa are generally underdeveloped and are generally less correlated to global economic cycles than those markets located in more developed countries, securities markets in African countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations and uncertainty regarding the existence of trading markets. Moreover, trading on African securities markets may be suspended altogether.
Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in certain countries in Africa may be fewer in number and less established than brokerage firms in more developed markets. Since a Fund or an Underlying Fund may need to effect securities transactions through these brokerage firms, a Fund or an Underlying Fund is subject to the risk that these brokerage firms will not be able to fulfill their obligations to a Fund or an Underlying Fund (i.e., counterparty risk). This risk is magnified to the extent that a Fund or an Underlying Fund effects securities transactions through a single brokerage firm or a small number of brokerage firms.
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Certain governments in African countries restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in those countries. Moreover, certain countries in Africa require governmental approval or special licenses prior to investment by foreign investors and may limit the amount of investment by foreign investors in a particular industry and/or issuer, and may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domestic investors of the countries and/or impose additional taxes on foreign investors. A delay in obtaining a government approval or a license would delay investments in a particular country, and, as a result, a Fund or an Underlying Fund may not be able to invest in certain securities while approval is pending. The government of a particular country may also withdraw or decline to renew a license that enables a Fund or an Underlying Fund to invest in such country. These factors make investing in issuers located or operating in countries in Africa significantly riskier than investing in issuers located or operating in more developed countries, and any one of these factors could cause a decline in the value of a Fund's or an Underlying Fund's investments. Issuers located or operating in countries in Africa are generally not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in countries in Africa and such issuers are generally not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.
In addition, governments of certain countries in Africa in which a Fund or an Underlying Fund may invest may levy withholding or other taxes on income such as dividends, interest and realized capital gains. Although in certain countries in Africa a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries.
Investment in countries in Africa may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, there is the risk that if an African country’s balance of payments declines, such African country may impose temporary restrictions on foreign capital remittances. Consequently, a Fund or an Underlying Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund  or the Underlying Funds of any restrictions on investments. Additionally, investments in countries in Africa may require a Fund or an Underlying Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to a Fund or an Underlying Fund.
Securities laws in many countries in Africa are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and shareholder rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, there may be no single centralized securities exchange on which securities are traded in certain countries in Africa and the systems of corporate governance to which issuers located in countries in Africa are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and, therefore, shareholders of issuers located in such countries may not receive many of the protections available to shareholders of issuers located in more developed countries. Even in circumstances where adequate laws and shareholder rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in countries in Africa may be inconsistent and subject to sudden change.
Certain countries in Africa may be heavily dependent upon international trade and, consequently, have been and may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These countries also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. Certain countries in Africa depend to a significant extent upon exports of primary commodities such as gold, silver, copper and diamonds. These countries therefore are vulnerable to changes in commodity prices, which may be affected by a variety of factors. In addition, certain issuers located in countries in Africa in which a Fund or an Underlying Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. government and the United Nations, and/or countries identified by the U.S. government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. A Fund or an Underlying Fund, as an investor in such issuers, will be indirectly subject to those risks.
The governments of certain countries in Africa may exercise substantial influence over many aspects of the private sector and may own or control many companies. Future government actions could have a significant effect on the economic
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conditions in such countries, which could have a negative impact on private sector companies. There is also the possibility of diplomatic developments that could adversely affect investments in certain countries in Africa. Some countries in Africa may be affected by a greater degree of public corruption and crime, including organized crime.
Political instability and protests in North Africa and the Middle East have caused and may in the future cause significant disruptions to many industries. In addition, the outbreak of Ebola in Western Africa severely challenged health care industries in those countries and adversely impacted the region’s economy due to quarantines and disruptions of trade, which has further increased instability in the region. This instability has demonstrated that political and social unrest can spread quickly through the region, and that developments in one country can influence the political events in neighboring countries. Some protests have turned violent, and civil war and political reconstruction in certain countries such as Libya, Iraq and Syria pose a risk to investments in the region. Continued political and social unrest in these regions, including the ongoing warfare and terrorist activities in the Middle East and Africa, may negatively affect the value of an investment in a Fund or an Underlying Fund.
Risk of Investing in Asia.   Investments in securities of issuers in certain Asian countries involve risks not typically associated with investments in securities of issuers in other regions. Such heightened risks include, among others, expropriation and/or nationalization of assets, confiscatory taxation, piracy of intellectual property, data and other security breaches (especially of data stored electronically), political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict and social instability as a result of religious, ethnic and/or socio-economic unrest. Certain Asian economies have experienced rapid rates of economic growth and industrialization in recent years, and there is no assurance that these rates of economic growth and industrialization will be maintained.
Certain Asian countries have democracies with relatively short histories, which may increase the risk of political instability. These countries have faced political and military unrest, and further unrest could present a risk to their local economies and securities markets. Indonesia and the Philippines have each experienced violence and terrorism, which has negatively impacted their economies. North Korea and South Korea each have substantial military capabilities, and historical tensions between the two countries present the risk of war. Escalated tensions involving the two countries and any outbreak of hostilities between the two countries, or even the threat of an outbreak of hostilities, could have a severe adverse effect on the entire Asian region. Certain Asian countries have also developed increasingly strained relationships with the U.S., and if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. for trade. Political, religious, and border disputes persist in India. India has recently experienced and may continue to experience civil unrest and hostilities with certain of its neighboring countries. Increased political and social unrest in these geographic areas could adversely affect the performance of investments in this region.
Certain governments in this region administer prices on several basic goods, including fuel and electricity, within their respective countries. Certain governments may exercise substantial influence over many aspects of the private sector in their respective countries and may own or control many companies. Future government actions could have a significant effect on the economic conditions in this region, which in turn could have a negative impact on private sector companies. There is also the possibility of diplomatic developments adversely affecting investments in the region.
Corruption and the perceived lack of a rule of law in dealings with international companies in certain Asian countries may discourage foreign investment and could negatively impact the long-term growth of certain economies in this region. In addition, certain countries in the region are experiencing high unemployment and corruption, and have fragile banking sectors.
Some economies in this region are dependent on a range of commodities, including oil, natural gas and coal. Accordingly, they are strongly affected by international commodity prices and particularly vulnerable to any weakening in global demand for these products. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. China is a key trading partner of many Asian countries and any changes in trading relationships between China and other Asian countries may affect the region as a whole. Adverse economic conditions or developments in neighboring countries may increase investors' perception of the risk of investing in the region as a whole, which may adversely impact the market value of the securities issued by companies in the region.
Risk of Investing in Australasia.  The economies of Australasia, which include Australia and New Zealand, are dependent on exports from the agricultural and mining sectors. This makes Australasian economies susceptible to fluctuations in the commodity markets. Australasian economies are also increasingly dependent on their growing service and tourism industries. Australia and New Zealand are located in a part of the world that has historically been prone to natural disasters,
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such as drought and flooding. Any such event in the future could have a significant adverse impact on the economies of Australia and New Zealand and affect the value of securities held by the relevant Underlying Funds. The economies of Australia and New Zealand are dependent on trading with certain key trading partners, including Asia and the U.S. The economies of Australia and New Zealand are heavily dependent on the mining sector. Passage of new regulations limiting foreign ownership of companies in the mining sector or imposition of new taxes on profits of mining companies may dissuade foreign investment, and as a result, have a negative impact on companies to which the Underlying Funds have exposure.
Risk of Investing in Central and South America.  The economies of certain Central and South American countries have experienced high interest rates, economic volatility, inflation, currency devaluations, government defaults, high unemployment rates and political instability which can adversely affect issuers in these countries. In addition, commodities (such as oil, gas and minerals) represent a significant percentage of the region's exports and many economies in this region are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of this region.
The governments of certain countries in Central and South America may exercise substantial influence over many aspects of the private sector and may own or control many companies. Future government actions could have a significant effect on the economic conditions in such countries, which could have a negative impact on the securities in which the Fund or an Underlying Fund invests. Diplomatic developments may also adversely affect investments in certain countries in Central and South America. Some countries in Central and South America may be affected by public corruption and crime, including organized crime.
Certain countries in Central and South America may be heavily dependent upon international trade and, consequently, have been and may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These countries also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. In addition, certain issuers located in countries in Central and South America in which the Underlying Fund invests may be the subject of sanctions (for example, the U.S. has imposed sanctions on certain Venezuelan individuals, corporate entities and the Venezuelan government) or have dealings with countries subject to sanctions and/or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. An issuer may sustain damage to its reputation if it is identified as an issuer that has dealings with such countries. The Underlying Funds may be adversely affected if they invest in such issuers.
Risk of Investing in China.  Investments in securities of companies domiciled in China involve a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets. Such heightened risks include, among others, an authoritarian government, popular unrest associated with demands for improved political, economic and social conditions, the impact of regional conflict on the economy and hostile relations with other countries.
Military conflicts, either in response to internal social unrest or conflicts with other countries, could disrupt economic development. The Chinese economy is vulnerable to the long-running disagreements and religious and nationalist disputes with Tibet and the Xinjiang region. Since 1997, there have been tensions between the Chinese government and many people in Hong Kong who perceive China as tightening control over Hong Kong’s semi-autonomous liberal political, economic, legal, and social framework. Protests and unrest have increased tensions even further. Due to the interconnected nature of the Hong Kong and Chinese economies, this instability in Hong Kong may cause uncertainty in the Hong Kong and Chinese markets. China has a complex territorial dispute regarding the sovereignty of Taiwan and has made threats of invasion. Taiwan-based companies and individuals are significant investors in China. The continuing hostility between China and Taiwan may have an adverse impact on the value of the value of the Fund’s investments in China or Taiwan, may cause a suspension in a Fund’s ability to trade in certain securities or other assets, or may otherwise make such investments impracticable or impossible. Any escalation of hostility between China and Taiwan would likely have a significant adverse impact on the value of the Fund’s investments in both countries and the region. In addition, China has strained international relations with Japan, India, the Philippines and other neighbors due to territorial disputes, historical animosities and other defense concerns. Frictions between China and the Philippines in the South China Sea pose a risk of escalation potentially leading to military conflict. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities in which a Fund invests. China could be affected by military events
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on the Korean peninsula or internal instability within North Korea. These situations may cause uncertainty in the Chinese market and may adversely affect the performance of the Chinese economy.
The Chinese government has implemented economic reforms in order to liberalize trade policy, promote foreign investment in the economy, reduce government control of the economy and develop market mechanisms. However, the Chinese government still exercises substantial influence over many aspects of the private sector and may own or control many companies. Chinese companies, such as those in the financial services or technology sectors, and potentially other sectors in the future, are subject to the risk that Chinese authorities can intervene in their operations and structure. The Chinese government continues to maintain a major role in economic policymaking, and investing in China involves risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested.
In addition, there is less regulation and monitoring of Chinese securities markets and the activities of investors, brokers and other participants than in the U.S. Accordingly, issuers of securities in China, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, tender offer regulation, accounting standards or auditor oversight, stockholder proxy requirements and the requirements mandating timely and accurate disclosure of information. Securities markets in China are in the process of change and further development. This may lead to trading volatility, difficulty in the settlement and recording of transactions and difficulty in interpreting and applying the relevant regulation.
There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies. The Funds do not select investments based on investor protection considerations.
Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. In a VIE structure, a Chinese operating company establishes a shell company in another jurisdiction to issue stock to public shareholders. When a VIE structure is used by a Chinese company to list its stock in the U.S., instead of owning the equity securities of the Chinese company, the U.S.-listed shell company directly or indirectly enters into contracts with the Chinese operating company under Chinese law. These contracts provide the U.S.-listed shell company with only economic exposure to the Chinese company and do not represent equity ownership in the operating company.
While VIEs are a longstanding practice that is well known to Chinese officials and regulators, they have not been formally recognized under Chinese law. The Chinese government has provided guidance to and placed restrictions on Chinese-based companies raising capital offshore, including through VIEs. In 2023, the China Securities Regulatory Commission (“CSRC”) released new rules that permit the use of VIE structures, provided they abide by Chinese laws and register with the CSRC. The rules, however, may cause Chinese companies to undergo greater scrutiny and add costs to VIE structures. Intervention, rulemaking or guidance by the Chinese government with respect to VIE structures or the non-enforcement of VIE-related contractual rights could significantly affect the operating company’s business in China, the enforceability of the U.S.-listed shell company’s contractual arrangements with the Chinese company and the value of the U.S.-listed stock. Further, the VIE contractual arrangement would likely be subject to Chinese law and jurisdiction, and remedies available to the U.S.-listed shell company are uncertain and could be ineffective. In addition to the risk of government intervention, investments through a VIE structure are subject to the risk that the China-based company (or its officers, directors, or Chinese equity owners) may breach those contractual arrangements, or Chinese law changes in a way that adversely affects the enforceability of these arrangements, or those contracts are otherwise not enforceable under Chinese law, in which case the Fund may suffer significant losses on its investments through a VIE structure with little or no recourse available. Any change in the operations of entities in a VIE structure, the status of VIE contractual arrangements or the legal or regulatory environment in China, generally or with respect to specific industries, could result in significant, and possibly permanent and/or total, losses to a Fund.
While the Chinese economy has experienced past periods of rapid growth, there is no assurance that such growth rates will recur. China may experience substantial rates of inflation, significant indebtedness or economic recessions, causing a negative effect on the economy and securities market. China’s economy is heavily dependent on export growth. Reduction in spending on Chinese products and services, supply chain diversification, institution of additional tariffs, sanctions or other trade barriers (including as a result of heightened trade tensions between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and the companies in which a Fund invests. Certain Chinese companies (which may change
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from time to time) are directly or indirectly subject to economic or trade restrictions imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. For example, certain foreign technology companies are subject to U.S. export controls as those companies are believed to pose a risk to U.S. interests. The U.S. also bans imports of goods produced in certain regions of China or by certain Chinese companies due to concerns about forced labor. Such restrictions may have unanticipated and adverse effects on the Chinese economy and companies. Any action that targets Chinese financial markets or securities exchanges could interfere with orderly trading, delay settlement or cause market disruptions. The Underlying Index of a Fund may include companies that are subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments. So long as these restrictions do not include restrictions on investments, the Fund is generally expected to invest in such companies, consistent with its objective to track the performance of its Underlying Index.
The tax laws and regulations in the People’s Republic of China (“PRC”) are subject to change, including the issuance of authoritative guidance or enforcement, possibly with retroactive effect. The interpretation, applicability and enforcement of such laws by PRC tax authorities are not as consistent and transparent as those of more developed nations, and may vary over time and from region to region. The application and enforcement of PRC tax rules could have a significant adverse effect on a Fund and its investors, particularly in relation to capital gains withholding tax imposed upon non-residents. In addition, the accounting, auditing and financial reporting standards and practices applicable to Chinese companies may be less rigorous, and may result in significant differences between financial statements prepared in accordance with PRC accounting standards and practice and those prepared in accordance with international accounting standards.
Risk of Investing in Chinese Equity Markets.  There are several types of Chinese equity securities:
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H-shares, which are securities of companies incorporated in the PRC that are denominated in Hong Kong dollars and listed on the Stock Exchange of Hong Kong (“SEHK”);
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A-shares, which are securities of companies incorporated in the PRC that are denominated in renminbi and listed on the Shanghai Stock Exchange (“SSE”) and the Shenzhen Stock Exchange (“SZSE”);
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B-shares, which are securities of companies incorporated in the PRC that are denominated in U.S. dollars (in the case of the SSE) or Hong Kong dollars (in the case of the SZSE) and listed on the SSE and the SZSE;
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Red-Chips, which are Hong Kong-listed securities issued by companies that are incorporated in certain foreign jurisdictions and that are controlled, directly or indirectly, by entities owned by the national government or local governments in the PRC and derive substantial revenues from or allocate substantial assets in the PRC; and
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P-Chips, which are Hong Kong-listed securities issued by companies that are incorporated in certain foreign jurisdictions and that are controlled, directly or indirectly, by individuals in the PRC and derive substantial revenues from or allocate substantial assets in the PRC.
Securities listed on the SSE or the SZSE are divided into two classes: A-shares, which are mostly limited to domestic investors, and B-shares, which are allocated for both international and domestic investors. The A-shares market is generally subject to greater government restrictions, including trading suspensions, which may lead to increased liquidity risks. The B-shares market is generally smaller and less liquid and has a smaller issuer base than the A-shares market, which may lead to significant price volatility. B-shares, H-shares, P-Chips or Red-Chips of issuers that also issue A-shares may trade at significant discounts to their A-shares counterparts. The issuance of B-shares and H-shares by Chinese companies and the ability to obtain a “back-door listing” through Red-Chips or P-Chips is still regarded by the Chinese authorities as an experiment in economic reform. “Back-door listing” is a means by which a mainland Chinese company issues Red-Chips or P-Chips to obtain quick access to international listing and international capital. These share mechanisms are subject to the political and economic policies in China. Market developments, adverse investor perceptions, regulatory and government intervention (including the possibility of widespread trading suspensions implemented by regulators) and other factors may make it difficult to acquire, dispose of or value Chinese securities, which would lead to adverse effects to a Fund.
Risk of Investing in A-shares through Stock Connect. A Fund that invests in A-shares does so through the Shanghai-Hong Kong Stock Connect program (“Shanghai Connect”) or the Shenzhen-Hong Kong Stock Connect program (“Shenzhen Connect,” and together with Shanghai Connect, “Stock Connect”). Stock Connect is a securities trading and clearing program with an aim to achieve mutual stock market access between the PRC and Hong Kong. Stock Connect was developed by Hong Kong Exchanges and Clearing Limited, the SSE (in the case of Shanghai Connect) or the SZSE (in the case of Shenzhen Connect), and China Securities Depository and Clearing Corporation Limited (“CSDCC”). Under Stock Connect, a Fund’s trading of eligible A-shares listed on the SSE or the SZSE, as applicable, would be effectuated through its Hong Kong
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brokers. Investing in A-shares through Stock Connect is subject to trading, clearance, settlement and other procedures, which could pose risks to a Fund.
Although no individual investment quotas or licensing requirements apply to investors in Stock Connect, trading through Stock Connect is subject to a daily quota (the “Daily Quota”), which limits the maximum net purchases under Stock Connect each day. The Daily Quota does not belong to a Fund and is utilized on a first-come-first-serve basis. As such, buy orders for A-shares would be rejected once the Daily Quota is exceeded (although a Fund will be permitted to sell A-shares regardless of the Daily Quota balance). The Daily Quota may restrict a Fund’s ability to invest in A-shares through Stock Connect on a timely basis, which could affect the Fund’s ability to effectively pursue its investment strategy. The Daily Quota is also subject to change.
A-shares purchased through Stock Connect generally may only be sold or otherwise transferred through Stock Connect and in accordance with applicable rules. In order to comply with applicable local market rules and to facilitate orderly operations of a Fund, including the timely settlement of Stock Connect trades placed by or on behalf of the Fund, BFA utilizes an operating model that will only be used by iShares ETFs with investments in A-shares through Stock Connect. Such operating model may reduce the risks of trade failures; however, it will also allow Stock Connect trades to be settled without the prior verification by a Fund. Accordingly, this operating model may subject a Fund to additional risks, including an increased risk of inadvertently exceeding certain trade or other restrictions or limits placed on the Fund and/or its affiliates, and a heightened risk of erroneous trades, which may negatively impact the Fund.
While A-shares must be designated as eligible to be traded through Stock Connect (such eligible A-shares listed on the SSE, the “SSE Securities,” and such eligible A-shares listed on the SZSE, the “SZSE Securities”), those A-shares may also lose such designation, and if this occurs, such A-shares may be sold but could no longer be purchased through Stock Connect. With respect to sell orders through Stock Connect, the SEHK carries out pre-trade checks to ensure an investor has sufficient A- shares in its account before the market opens on the trading day. Accordingly, if there are insufficient A-shares in an investor’s account before the market opens on the trading day, the sell order will be rejected, which may adversely impact a Fund’s performance.
In addition, Stock Connect operates only on days when both the Chinese and the Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. Therefore, an investment in A-shares through Stock Connect may subject a Fund to the risk of price fluctuations on days when the Chinese markets are open, but Stock Connect is not trading. Each of the SEHK, SSE and SZSE reserves the right to suspend trading through Stock Connect under certain circumstances. Where such a suspension of trading is effected, a Fund’s ability to access A-shares through Stock Connect will be adversely affected. In addition, if one or both of the Chinese and Hong Kong markets are closed on a U.S. trading day, a Fund may not be able to acquire or dispose of A-shares through Stock Connect in a timely manner, which could adversely affect the Fund’s performance.
A Fund’s investments in A-shares through Stock Connect are held by its custodian in accounts in the Central Clearing and Settlement System (“CCASS”) maintained by the Hong Kong Securities Clearing Company Limited (“HKSCC”), which in turn holds the A-shares, as the nominee holder, through an omnibus securities account in its name registered with the CSDCC.
The precise nature and rights of a Fund as the beneficial owner of the SSE Securities or SZSE Securities through HKSCC as nominee is not well defined under PRC law. There is a lack of a clear definition of, and distinction between, legal ownership and beneficial ownership under PRC law and there have been few cases involving a nominee account structure in the PRC courts. The exact nature and methods of enforcement of the rights and interests of a Fund under PRC law is also uncertain.
In the unlikely event that HKSCC becomes subject to winding up proceedings in Hong Kong, there is a risk that the SSE Securities or SZSE Securities may not be regarded as held for the beneficial ownership of a Fund or as part of the general assets of HKSCC available for general distribution to its creditors.
Notwithstanding the fact that HKSCC does not claim proprietary interests in the SSE Securities or SZSE Securities held in its omnibus stock account in the CSDCC, the CSDCC as the share registrar for SSE- or SZSE-listed companies will still treat HKSCC as one of the shareholders when it handles corporate actions in respect of such SSE Securities or SZSE Securities.
HKSCC monitors the corporate actions affecting SSE Securities and SZSE Securities and keeps participants of CCASS informed of all such corporate actions that require CCASS participants to take steps in order to participate in them. A Fund will therefore depend on HKSCC for both settlement and notification and implementation of corporate actions.
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The HKSCC is responsible for the clearing, settlement and provision of depositary, nominee and other related services of the trades executed by Hong Kong market participants and investors. Accordingly, investors do not hold SSE Securities or SZSE Securities directly; rather, they are held through their brokers’ or custodians’ accounts with CCASS. The HKSCC and the CSDCC establish clearing links and each has become a participant of the other to facilitate clearing and settlement of cross-border trades. Should CSDCC default and the CSDCC be declared as a defaulter, HKSCC’s liabilities in Stock Connect under its market contracts with clearing participants will be limited to assisting clearing participants in pursuing their claims against the CSDCC. In that event, a Fund may suffer delays in the recovery process or may not be able to fully recover its losses from the CSDCC.
Market participants are able to participate in Stock Connect subject to meeting certain information technology capability, risk management and other requirements as may be specified by the relevant exchange and/or clearing house. Further, the “connectivity” in Stock Connect requires the routing of orders across the borders of Hong Kong and the PRC. This requires the development of new information technology systems on the part of the SEHK and exchange participants. There is no assurance that these systems will function properly or will continue to be adapted to changes and developments in both markets. In the event that the relevant systems fail to function properly, trading in A-shares through Stock Connect could be disrupted, and a Fund’s ability to achieve its investment objective may be adversely affected.
The Shanghai Connect program, launched in November 2014, and the Shenzhen Connect program, launched in December 2016, do not have an extensive operating history. Stock Connect is subject to regulations promulgated by regulatory authorities and implementation rules made by the stock exchanges in the PRC and Hong Kong. There is no certainty as to how the current regulations will be applied or interpreted going forward, and new or revised regulations may be issued from time to time by the regulators and stock exchanges in China and Hong Kong in connection with operations, legal enforcement and cross-border trades under Stock Connect. In addition, there can be no assurance that Stock Connect will not be discontinued. A Fund may be adversely affected as a result of such changes. Furthermore, the securities regimes and legal systems of China and Hong Kong differ significantly and issues may arise based on these differences. Further, different fees, costs and taxes are imposed on foreign investors acquiring A-shares through Stock Connect, and these fees, costs and taxes may be higher than comparable fees, costs and taxes imposed on owners of other Chinese securities providing similar investment exposure.
A-Share Market Suspension Risk. A-shares may only be bought from, or sold to, a Fund at times when the relevant A-shares may be sold or purchased on the relevant Chinese stock exchange. The A-shares market can have a higher propensity for trading suspensions than many other global equity markets. Trading suspensions in certain stocks could lead to greater market execution risk, valuation risks and liquidity risks and costs for a Fund, as well as for Authorized Participants that create and redeem Creation Units of the Fund. The SSE and SZSE currently apply a daily limit, set at 10%, of the amount of fluctuation permitted in the prices of A-shares during a single trading day. The daily limit refers to price movements only and does not restrict trading within the relevant limit. There can be no assurance that a liquid market on an exchange will exist for any particular A-share or for any particular time. This could increase a Fund’s tracking error and/or cause a Fund to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Given that the A-shares market is considered volatile and unstable (with the risk of widespread trading suspensions or government intervention), the creation and redemption of Creation Units may also be disrupted.
Risk of Investing in Developed Countries.  Many countries with developed markets have recently experienced significant economic pressures. These countries generally tend to rely on the services sectors (e.g., the financial services sector) as the primary source of economic growth and may be susceptible to the risks of individual service sectors. For example, companies in the financial services sector are subject to governmental regulation and, recently, government intervention, which may adversely affect the scope of their activities, the prices they can charge and amount of capital they must maintain. Dislocations in the financial sector and perceived or actual governmental influence over certain financial companies may lead to credit rating downgrades and, as a result, impact, among other things, revenue growth for such companies. If financial companies experience a prolonged decline in revenue growth, certain developed countries that rely heavily on financial companies as an economic driver may experience a correlative slowdown. Concerns have emerged with respect to the economic health of certain developed countries. These concerns primarily stem from heavy indebtedness of many developed countries and their perceived inability to continue to service high debt loads without simultaneously implementing stringent austerity measures. Such concerns have led to tremendous downward pressure on the economies of these countries. As a result, it is possible that interest rates on debt of certain developed countries may rise to levels that make it difficult for such countries to service such debt. Spending on health care and retirement pensions in most developed countries has risen dramatically. Medical innovation, extended life expectancy and higher public expectations are likely to continue the increase
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in health care and pension costs. Any increase in health care and pension costs will likely have a negative impact on the economic growth of many developed countries. Certain developed countries rely on imports of certain key items, such as crude oil, natural gas, and other commodities. As a result, an increase in demand for, or price fluctuations of, certain commodities may negatively affect developed country economies. Developed market countries generally are dependent on the economies of certain key trading partners. Changes in any one economy may cause an adverse impact on several developed countries. In addition, heavy regulation of, among others, labor and product markets may have an adverse effect on certain issuers. Such regulations may negatively affect economic growth or cause prolonged periods of recession. Such risks, among others, may adversely affect the value of a Fund’s or an Underlying Fund's investments.
Risk of Investing in Eastern Europe.  Investing in the securities of issuers located or operating in Eastern Europe is highly speculative and involves risks not usually associated with investing in the more developed markets of Western Europe. Certain Eastern European countries have high public debt levels, significant underground economies, high unemployment and emigration of skilled workers. Such countries generally have a history of political instability, limited infrastructure and an inefficient public sector prone to endemic corruption. Political and economic reforms are too recent to establish a definite trend away from centrally planned economies and state-owned industries. In the past, some Eastern European governments have expropriated substantial amounts of private property, and many claims of the property owners have never been fully settled.
Many Eastern European countries continue to move toward market economies at different paces with different characteristics. Many Eastern European securities markets are generally underdeveloped with low, irregular trading volumes, dubious investor protections, and often a dearth of reliable corporate information. Eastern European securities markets are generally subject to less government supervision and regulation and may be less liquid and more volatile than securities markets in the U.S. or Western European countries. Legal institutions governing private and foreign investments and private property may be relatively nascent, inefficient, and unevenly enforced or inequitably enforced. Certain Eastern European governments may exercise substantial influence over many aspects of the private sector and may own or control many companies. Future government actions could have a significant effect on the economic conditions in such countries, which could have a negative impact on a Fund’s or an Underlying Fund's investments. Information and transaction costs, differential taxes, and sometimes political or transfer risk give a comparative advantage to the domestic investor rather than the foreign investor.
Eastern European economies may also be particularly susceptible to changes in the international credit markets due to their reliance on bank related inflows of capital. Changes to the economies of countries with substantial foreign direct investment in certain Eastern European countries may negatively affect the region’s economy. The economy of certain Eastern European countries may be adversely affected by global prices for manufactured goods or commodity price declines to the extent that a country relies on the export of such products.
Geopolitical events, including war, and other instability in certain Eastern European countries may cause uncertainty in the region’s financial markets and adversely affect the performance of the issuers to which a Fund or an Underlying Fund has exposure. These markets may be particularly sensitive to social, political, economic, and currency events in Russia and may suffer heavy losses as a result of their trading and investment links to the Russian economy and currency. Russia has historically asserted its influence in the region using diplomatic, informational, military, and economic instruments of national power, as it did with Georgia in the summer of 2008 and Ukraine beginning in 2014, and most recently on February 24, 2022.
Russian Invasion of Ukraine. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, import and export restrictions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, may impact Russia's economy, Russian issuers of securities in which a Fund invests, or the economies of Europe as a whole. Actual and threatened responses to Russian military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and are likely to have collateral impacts on such sectors across Europe and globally.
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Risk of Investing in Emerging Markets.  Investments in emerging market countries may be subject to greater risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) companies, custodians, clearinghouses, foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer's ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on standard payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) there may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign parties; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities; and (xi) lack of financial reporting on a regular basis, substandard disclosure and differences in accounting standards may make it difficult to ascertain the financial health of an issuer. The Underlying Funds are not actively managed and do not select investments based on investor protection considerations.
Emerging market securities markets are typically marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. In addition, brokerage and other costs associated with transactions in emerging market securities can be higher, sometimes significantly, than similar costs incurred in securities markets in developed countries. Although some emerging markets have become more established and tend to issue securities of higher credit quality, the markets for securities in other emerging market countries are in the earliest stages of their development, and these countries issue securities across the credit spectrum. Even the markets for relatively widely traded securities in emerging market countries may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities markets of developed countries. The limited size of many of these securities markets can cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, prices may be unduly influenced by traders who control large positions in these markets. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of emerging market country securities may also affect an Underlying Fund's ability to accurately value its portfolio securities or to acquire or dispose of securities at the price and time it wishes to do so or in order to meet redemption requests.
Many emerging market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Sudden changes in governments may result in policies which are less favorable to investors such as policies designed to expropriate or nationalize “sovereign” assets. Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.
Investment in the securities markets of certain emerging market countries is restricted or controlled to varying degrees. These restrictions may limit an Underlying Fund's investment in certain emerging market countries and may increase the expenses of the Underlying Fund. Certain emerging market countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the company available for purchase by nationals.
Many emerging market countries lack the social, political, and economic stability characteristic of the U.S. Political instability among emerging market countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars, and religious oppression. Economic instability in emerging market countries may take the form of: (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation; and (v) imposition of trade barriers.
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An  Underlying Fund's income and, in some cases, capital gains from foreign securities will be subject to applicable taxation in certain of the emerging market countries in which it invests, and treaties between the U.S. and such countries may not be available in some cases to reduce the otherwise applicable tax rates.
Emerging markets also have different clearance and settlement procedures, and in certain of these emerging markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.
In the past, certain governments in emerging market countries have become overly reliant on the international capital markets and other forms of foreign credit to finance large public spending programs, which in the past have caused huge budget deficits. Often, interest payments have become too overwhelming for a government to meet, representing a large percentage of total GDP. These foreign obligations have become the subject of political debate and served as fuel for political parties of the opposition, which pressure the government not to make payments to foreign creditors, but instead to use these funds for, among other things, social programs. Either due to an inability to pay or submission to political pressure, foreign governments have been forced to seek a restructuring of their loan and/or bond obligations, have declared a temporary suspension of interest payments or have defaulted. These events have adversely affected the values of securities issued by foreign governments and corporations domiciled in those countries and have negatively affected not only their cost of borrowing, but their ability to borrow in the future as well.
Risk of Investing in Europe.  Investing in European countries exposes an Underlying Fund to the economic and political risks associated with Europe in general and the specific European countries in which it invests. The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. An Underlying Fund makes investments in securities of issuers that are domiciled in, have significant operations in, or that are listed on at least one securities exchange within member states of the European Union (the “EU”). A number of countries within the EU are also members of the Economic and Monetary Union (the “eurozone”) and have adopted the euro as their currency. Eurozone membership requires member states to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Changes in import or export tariffs, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro and other currencies of certain EU countries which are not in the eurozone, the default or threat of default by an EU member state on its sovereign debt, and/or an economic recession in an EU member state may have a significant adverse effect on the economies of other EU member states and their trading partners. Although certain European countries are not in the eurozone, many of these countries are obliged to meet the criteria for joining the eurozone.
Consequently, these countries must comply with many of the restrictions noted above. The European financial markets have experienced volatility and adverse trends due to concerns about economic downturns, government debt levels and the possible default of government debt in several European countries, including, but not limited to, Austria, Belgium, Cyprus, France, Greece, Ireland, Italy, Portugal, Spain and Ukraine. In order to prevent further economic deterioration, certain countries, without prior warning, can institute “capital controls.” Countries may use these controls to restrict volatile movements of capital entering and exiting their country. Such controls may negatively affect an Underlying Fund’s investments. A default or debt restructuring by any European country would adversely impact holders of that country’s debt and sellers of credit default swaps linked to that country’s creditworthiness, which may be located in countries other than those listed above. In addition, the credit ratings of certain European countries were downgraded in the past. These events have adversely affected the value and exchange rate of the euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the euro and non-EU member states. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro and/or withdraw from the EU. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching and could adversely impact the value of an Underlying Fund’s investments in the region.
The United Kingdom (the “U.K.”) left the EU (“Brexit”) on January 31, 2020. Brexit could adversely affect European or worldwide political, regulatory, economic or market conditions and could contribute to instability in global political institutions, regulatory agencies and financial markets.
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Certain European countries have also developed increasingly strained relationships with the U.S., and if these relations were to worsen, they could adversely affect European issuers that rely on the U.S. for trade. The national politics of countries in Europe have been unpredictable and subject to influence by disruptive political groups and ideologies, including for example, secessionist movements. The governments of European countries may be subject to change and such countries may experience social and political unrest. Unanticipated or sudden political or social developments may result in sudden and significant investment losses. The occurrence of terrorist incidents throughout Europe or war in the region also could impact financial markets. The impact of these events is not clear but could be significant and far-reaching and could adversely affect the value and liquidity of a Fund's or Underlying Fund's investments.
Russian Invasion of Ukraine. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, import and export restrictions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, may impact Russia's economy, Russian issuers of securities in which an Underlying Fund invests, or the economies of Europe as a whole. Actual and threatened responses to Russian military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and are likely to have collateral impacts on such sectors across Europe and globally.
Risk of Investing in India.  India is an emerging market and demonstrates significantly higher volatility from time to time in comparison to more developed markets. Political, religious, and border disputes persist in India. India has recently experienced and may continue to experience civil unrest and hostilities with certain of its neighboring countries, including Pakistan, and the Indian government has confronted separatist movements in several Indian states, including Kashmir and Punjab. Government control over the economy, currency fluctuations or blockage, and the risk of nationalization or expropriation of assets offer higher potential for losses. Governmental actions could have a negative effect on the economic conditions in India, which could adversely affect the value and liquidity of investments made by an Underlying Fund. The securities markets in India are comparatively underdeveloped and with some exceptions, consist of a small number of listed companies with small market capitalization, greater price volatility and substantially less liquidity than companies in more developed markets. Stockbrokers and other intermediaries in India may not perform as well as their counterparts in the U.S. or other, more developed countries. The limited liquidity of the Indian securities markets may also affect an Underlying Fund’s ability to acquire or dispose of securities at the price or time that it desires or an Underlying Fund’s ability to track its underlying index.
Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. In addition, the Reserve Bank of India has imposed limits on foreign ownership of Indian companies, which may decrease the liquidity of an Underlying Fund’s portfolio and result in extreme volatility in the prices of Indian securities. In November 2016, the Indian government eliminated certain large denomination cash notes as legal tender, causing uncertainty in certain financial markets. These factors, coupled with the lack of extensive accounting, auditing and financial reporting standards and practices, as applicable in the U.S., may increase the risk of loss for a Fund.
Securities laws in India are relatively new and unsettled and, as a result, there is a risk of significant and unpredictable change in laws governing foreign investment, securities regulation, title to securities and shareholder rights. Foreign investors in particular may be adversely affected by new or amended laws and regulations. Certain Indian regulatory approvals, including approvals from the Securities and Exchange Board of India (“SEBI”), the central government and the tax authorities (to the extent that tax benefits need to be utilized), may be required before an Underlying Fund can make investments in Indian companies. Capital gains from Indian securities may be subject to local taxation.
Technology and software sectors represent a significant portion of the total capitalization of the Indian securities markets. The value of these companies will generally fluctuate in response to technological and regulatory developments, and, as a result, an Underlying Fund’s holdings are expected to experience correlated fluctuations.
Natural disasters, such as tsunamis, flooding or droughts, could occur in India or surrounding areas and could negatively affect the Indian economy or operations of a Subsidiary, and, in turn, could negatively affect a Fund.
Risk of Investing in Japan.  Japan may be subject to political, economic, labor and other risks. Any of these risks, individually or in the aggregate, can impact an investment made in Japan.
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Currency Risk. The Japanese yen has fluctuated widely at times and any increase in its value may cause a decline in exports that could weaken the Japanese economy. Japan has, in the past, intervened in the currency markets to attempt to maintain or reduce the value of the yen. Japanese intervention in the currency markets could cause the value of the yen to fluctuate sharply and unpredictably and could cause losses to investors.
Economic Risk. The growth of Japan’s economy has recently lagged that of its Asian neighbors and other major developed economies. Since 2000, Japan’s economic growth rate has generally remained low relative to other advanced economies, and it may remain low in the future. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. Japan is also heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the Japanese economy.
Geographic Risk. Natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could occur in Japan or surrounding areas and could negatively affect the Japanese economy, and, in turn, could negatively affect a Fund.
Labor Risk. Japan has an aging workforce and has experienced a significant population decline in recent years. Japan’s labor market appears to be undergoing fundamental structural changes, as a labor market traditionally accustomed to lifetime employment adjusts to meet the need for increased labor mobility, which may adversely affect Japan’s economic competitiveness.
Large Government and Corporate Debt Risk. The Japanese economy faces several concerns, including a financial system with large levels of nonperforming loans, over-leveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, and large government deficits. These issues may cause a slowdown of the Japanese economy.
Political Risk. Historically, Japan has had unpredictable national politics and may experience frequent political turnover. Future political developments may lead to changes in policy that might adversely affect an Underlying Fund’s investments. In addition, China has become an important trading partner with Japan. Japan’s political relationship with China, however, has been strained. Should political tension increase, it could adversely affect the Japanese economy and destabilize the region as a whole.
Risk of Investing in the Middle East.  Many Middle Eastern countries have little or no democratic tradition, and the political and legal systems in such countries may have an adverse impact on a Fund or an Underlying Fund. Many economies in the Middle East are highly reliant on income from the sale of oil and natural gas or trade with countries involved in the sale of oil and natural gas, and their economies are therefore vulnerable to changes in the market for oil and natural gas and foreign currency values. As global demand for oil and natural gas fluctuates, many Middle Eastern economies may be significantly impacted.
In addition, many Middle Eastern governments have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, a Middle Eastern country’s government may own or control many companies, including some of the largest companies in the country. Accordingly, governmental actions in the future could have a significant effect on economic conditions in Middle Eastern countries. This could affect private sector companies and a Fund or an Underlying Fund, as well as the value of securities in such Underlying Funds' portfolios.
Certain Middle Eastern markets are in the earliest stages of development. As a result, there may be a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Brokers in Middle Eastern countries typically are fewer in number and less capitalized than brokers in the U.S.
The legal systems in certain Middle Eastern countries also may have an adverse impact on an Underlying Fund. For example, the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation generally is limited to the amount of the shareholder’s investment. However, the notion of limited liability is less clear in certain Middle Eastern countries. Certain Underlying Funds therefore may be liable in certain Middle Eastern countries for the acts of a corporation in which it invests for an amount greater than their actual investment in that corporation. Similarly, the rights of investors in Middle Eastern issuers may be more limited than those of shareholders of a U.S. corporation. It may be difficult or impossible to obtain or enforce a legal judgment in a Middle Eastern country. Some Middle Eastern countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as an
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Underlying Fund. For example, certain countries may require governmental approval prior to investment by foreign persons or limit the amount of investment by foreign persons in a particular issuer. Certain Middle Eastern countries may also limit investment by foreign persons to only a specific class of securities of an issuer that may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals of the relevant Middle Eastern country.
The manner in which foreign investors may invest in companies in certain Middle Eastern countries, as well as limitations on those investments, may have an adverse impact on the operations of an Underlying Fund. For example, in certain of these countries, an Underlying Fund may be required to invest initially through a local broker or other entity and then have the shares that were purchased re-registered in the name of the Underlying Funds. Re-registration in some instances may not be possible on a timely basis. This may result in a delay during which an Underlying Fund may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where an Underlying Fund places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has already been filled and, consequently, an Underlying Fund may not be able to invest in the relevant company.
Substantial limitations may exist in certain Middle Eastern countries with respect to an Underlying Fund’s ability to repatriate investment income or capital gains. An Underlying Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to an Underlying Fund of any restrictions on investment.
Certain Middle Eastern countries may be heavily dependent upon international trade and, consequently, have been and may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These countries also have been and may continue to be adversely impacted by economic conditions in the countries with which they trade. In addition, certain issuers located in Middle Eastern countries in which an Underlying Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. government and the United Nations, and/or countries identified by the U.S. government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. An  Underlying Fund, as an investor in such issuers, will be indirectly subject to those risks.
Certain Middle Eastern countries have strained relations with other Middle Eastern countries due to territorial disputes, historical animosities, international alliances, defense concerns or other reasons, which may adversely affect the economies of these Middle Eastern countries. Certain Middle Eastern countries experience significant unemployment, as well as widespread underemployment. There has also been a recent increase in recruitment efforts and an aggressive push for territorial control by terrorist groups in the region, which has led to an outbreak of warfare and hostilities. Warfare in Syria has spread to surrounding areas, including many portions of Iraq and Turkey. Such hostilities may continue into the future or may escalate at any time due to ethnic, racial, political, religious or ideological tensions between groups in the region or foreign intervention or lack of intervention, among other factors.
Risk of Investing in Russia.  Investing in the Russian securities market involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities market, and should be considered highly speculative. Risks include: the absence of developed legal structures governing private and foreign investments and private property; the possibility of the loss of all or a substantial portion of an Underlying Fund’s assets invested in Russia as a result of expropriation; certain national policies which may restrict the Underlying Fund’s investment opportunities, including, without limitation, restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and potentially greater price volatility in, significantly smaller capitalization of, and relative illiquidity of, the Russian market. There can also be no assurance that an Underlying Fund’s investments in the Russian securities market would not be expropriated, nationalized or otherwise confiscated. In the event of the settlement of any such claims or such expropriation, nationalization or other confiscation, an Underlying Fund could lose its entire investment. In addition, it may be difficult and more costly to obtain and enforce a judgment in the Russian court system.
Russia may also be subject to a greater degree of economic, political and social instability than is the case in other developed countries. Such instability may result from, among other things, the following: (i) an authoritarian government or military involvement in political and economic decision-making, including changes in government through extra-constitutional
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means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations, including armed conflict, with neighboring countries; and (v) ethnic, religious and racial disaffection.
The Russian economy is heavily dependent upon the export of a range of commodities including most industrial metals, forestry products and oil and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products. Any acts of terrorism or armed conflicts in Russia or internationally could have an adverse effect on the financial and commodities markets and the global economy. As Russia produces and exports large amounts of crude oil and gas, any acts of terrorism or armed conflict causing disruptions of Russian oil and gas exports could negatively affect the Russian economy and, thus, adversely affect the financial condition, results of operations or prospects of related companies. Current and future economic sanctions may also adversely affect the Russian oil, banking, mining, metals, rail, pipeline and gas sectors, among other sectors.
The Russian government may exercise substantial influence over many aspects of the private sector and may own or control many companies. Future government actions could have a significant effect on the economic conditions in Russia, which could have a negative impact on private sector companies. There is also the possibility of diplomatic developments that could adversely affect investments in Russia. In recent years, the Russian government has begun to take bolder steps to re-assert its regional geopolitical influence (including military steps) and launched a large-scale invasion of Ukraine on February 24, 2022. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Such steps have increased tensions between Russia and its neighbors and Western countries and may negatively affect economic growth. Actual and threatened responses by other nation-states to Russia’s alleged cyber activity may have an adverse impact on the Russian economy and the Russian issuers of securities in which an Underlying Fund invests. For example, the U.S. has added certain foreign technology companies to the U.S. Department of Commerce’s Bureau of Industry and Security’s “Entity List,” which is a list of companies believed to pose a national security risk to the U.S. Actions like these may have unanticipated and disruptive effects on the Russian economy.
Russian invasion of Ukraine. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, import and export restrictions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, may impact Russia’s economy, Russian issuers of securities in which an Underlying Fund invests, or the economies of Europe as a whole. Actual and threatened responses to Russian military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and are likely to have collateral impacts on such sectors across Europe and globally.
Russia Sanctions. Governments in the U.S. and many other countries (collectively, the “Sanctioning Bodies”) have imposed economic sanctions on certain Russian individuals, including politicians, and Russian corporate and banking entities, including banning Russia from global payments systems that facilitate cross-border payments. The Sanctioning Bodies, or others, could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. These sanctions could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of an Underlying Fund to buy, sell, receive or deliver those securities and/or assets. Recently, Russia has issued a number of countersanctions, some of which restrict the distribution of profits by limited liability companies (e.g., dividends), and prohibits Russian persons from entering into transactions with designated persons from “unfriendly states” as well as the export of raw materials or other products from Russia to certain sanctioned persons.
The sanctions against certain Russian issuers include prohibitions on transacting in or dealing in issuances of debt or equity of such issuers. Compliance with each of these sanctions has and may continue to impair the ability of an Underlying Fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. If it becomes impracticable or unlawful for an Underlying Fund to hold securities subject to, or otherwise affected by, sanctions (collectively, “affected securities”), or if deemed appropriate by BFA, an Underlying Fund may prohibit in-kind deposits of the affected securities in connection with creation transactions and instead require a cash deposit, which may also increase an Underlying Fund’s transaction costs. An Underlying Fund may also be legally required to freeze assets in a blocked account.
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Sanctions have resulted in Russia taking counter measures or retaliatory actions, which has impaired the value and liquidity of Russian securities. These retaliatory measures include the immediate freeze of Russian assets held by an Underlying Fund. Due to such a freeze of these assets, including depositary receipts, an Underlying Fund may need to liquidate non-restricted assets in order to satisfy any Fund redemption orders. The liquidation of Fund assets during this time may also result in an Underlying Fund receiving substantially lower prices for its securities. Russia may implement additional retaliatory measures, which may further impair the value and liquidity of Russian securities and the ability of the Fund to receive dividend payments. Recently, Russia has issued a number of countersanctions, some of which restrict the distribution of profits by limited liability companies (e.g., dividends), and prohibits Russian persons from entering into transactions with designated persons from “unfriendly states” as well as the export of raw materials or other products from Russia to certain sanctioned persons. Russian companies may be unable to pay dividends and, if they pay dividends, the Fund may be unable to receive them.
These sanctions, the decision by Russia to suspend trading on the Moscow Exchange (MOEX) and prohibit non-resident investors from executing security sales, and other events have led to changes in certain of the underlying indexes of the Underlying Funds. The Underlying Fund’s Index Providers have removed Russian securities where present in an underlying index of an Underlying Fund. To the extent that an Underlying Fund rebalances its portfolio and trades in non-Russian securities to seek to track the investment results of its underlying index, this may result in transaction costs and increased tracking error. The Underlying Funds are currently restricted from trading in Russian securities, including those in their portfolios, while an Underlying Fund's underlying index has removed Russian securities. For Underlying Funds with Russian securities, this disparity will also lead to increased tracking error. The inability of an Underlying Fund to trade in Russian securities may adversely affect an Underlying Fund’s ability to meet its investment objective. It is unknown when, or if, sanctions may be lifted or an Underlying Fund’s ability to trade in Russian securities will resume.
Also, if an affected security is included in an Underlying Fund’s underlying index, an Underlying Fund may, where practicable, seek to eliminate its holdings of the affected security by employing or augmenting its representative sampling strategy to seek to track the investment results of its underlying index. The use of (or increased use of) a representative sampling strategy may increase an Underlying Fund’s tracking error risk. If the affected securities constitute a significant percentage of the underlying index, an Underlying Fund may not be able to effectively implement a representative sampling strategy, which may result in significant tracking error between an Underlying Fund’s performance and the performance of its underlying index.
Risk of Investing in Saudi Arabia.   The ability of foreign investors (such as the Funds) to invest in the securities of Saudi Arabian issuers is relatively new. Such ability could be restricted by the Saudi Arabian government at any time, and unforeseen risks could materialize with respect to foreign ownership in such securities. In addition, the Capital Market Authority (“CMA”) places investment limitations on the ownership of the securities of Saudi Arabian issuers by foreign investors, including a limitation on an Underlying Fund’s ownership of the securities of any single issuer listed on the Saudi Arabian Stock Exchange, which may prevent an Underlying Fund from investing in accordance with its strategy. These restrictions may be changed or new restrictions, such as licensing requirements, special approvals or additional foreign taxes, may be instituted at any time. A Fund may not be able to obtain or maintain any such licenses or approvals and may not be able to buy and sell securities at full value. Major disruptions or regulatory changes could occur in the Saudi Arabian market, any of which could negatively impact an Underlying Fund. These risks may be exacerbated, compared to more developed markets, given the limited history of foreign investment in the Saudi Arabian market. Investments in Saudi Arabia may also be subject to loss due to expropriation or nationalization of assets and property or the imposition of restrictions on additional foreign investments and repatriation of capital. Such heightened risks may include, among others, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, crime and instability as a result of religious, ethnic and/or socioeconomic unrest. Saudi Arabia has privatized, or has begun the process of privatizing, certain entities and industries. Newly privatized companies may face strong competition from government-sponsored competitors that have not been privatized. In some instances, investors in newly privatized entities have suffered losses due to the inability of the newly privatized entities to adjust quickly to a competitive environment or changing regulatory and legal standards or, in some cases, due to re-nationalization of such privatized entities. There is no assurance that similar losses will not recur. Saudi Arabia is highly reliant on income from the sale of petroleum and trade with other countries involved in the sale of petroleum, and its economy is therefore vulnerable to changes in foreign currency values and the market for petroleum, as well as acts targeting petroleum production or processing facilities in Saudi Arabia. As global demand for petroleum fluctuates, Saudi Arabia may be significantly impacted. In the recent past, the Saudi Arabian government has explored privatization and diversification of the economy in the wake of a diminished petroleum market.
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Like most Middle Eastern governments, the government of Saudi Arabia exercises substantial influence over many aspects of the private sector. Although liberalization in the wider economy is underway, in many areas it has lagged significantly: restrictions on foreign ownership persist, and the government has an ownership stake in many key industries. The situation is exacerbated by the fact that Saudi Arabia is governed by an absolute monarchy. Saudi Arabia has historically experienced strained relations with economic partners worldwide, including other countries in the Middle East, due to geopolitical events. Incidents involving a Middle Eastern country’s or the region’s security, including terrorism, may cause uncertainty in their markets and may adversely affect its economy and an Underlying Fund’s investments.
Governmental actions in the future could have a significant effect on economic conditions in Saudi Arabia, which could affect private sector companies and an Underlying Fund, as well as the value of securities in an Underlying Fund’s portfolio. Any economic sanctions on Saudi Arabian individuals or Saudi Arabian corporate entities, or even the threat of sanctions, may result in the decline of the value and liquidity of Saudi Arabian securities, a weakening of the Saudi riyal or other adverse consequences to the Saudi Arabian economy. Any sanctions could also result in the immediate freeze of Saudi Arabian securities and/or funds investing in prohibited assets, impairing the ability of an Underlying Fund to buy, sell, receive or deliver those securities and/or assets. In addition, Saudi Arabia’s economy relies heavily on cheap, foreign labor, and changes in the availability of this labor supply could have an adverse effect on the economy.
The securities markets in Saudi Arabia may not be as developed as those in other countries. As a result, securities markets in Saudi Arabia are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. Shares of certain Saudi Arabian companies tend to trade less frequently than those of companies on exchanges in more developed markets. Such infrequent trading may adversely affect the pricing of these securities and an Underlying Fund’s ability to sell these securities in the future.
Although the political situation in Saudi Arabia is largely stable, Saudi Arabia has historically experienced political instability, and there remains the possibility that the stability will not hold in the future or that instability in the larger Middle East region could adversely impact the economy of Saudi Arabia. Instability may be caused by military developments, government interventions in the marketplace, terrorism, extremist attitudes, attempted social or political reforms, religious differences, or other factors. Additionally, anti-Western views held by certain groups in the Middle East may influence government policies regarding foreign investment. Further developments in U.S. relations with Saudi Arabia and other Middle-Eastern countries may affect these attitudes and policies. The U.S. is a significant trading partner of, or foreign investor in, Saudi Arabia. As a result, economic conditions of Saudi Arabia may be particularly affected by changes in the U.S. economy. A decrease in U.S. imports or exports, new trade and financial regulations or tariffs, changes in the U.S. dollar exchange rate or an economic slowdown in the U.S. may have a material adverse effect on the economic conditions of Saudi Arabia and, as a result, securities to which an Underlying Fund has exposure. Political instability in North Africa and the larger Middle East region has caused significant disruptions to many industries. Continued political and social unrest in these areas may negatively affect the value of securities in an Underlying Fund’s portfolio.
Certain issuers located in Saudi Arabia may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. An Underlying Fund, as an investor in such issuers, will be indirectly subject to those risks.
Risk of Investing in Taiwan.  Investment in Taiwanese issuers will subject a Fund or an Underlying Fund to loss in the event of adverse political, economic, regulatory and other developments that affect Taiwan, including fluctuations of the New Taiwan dollar versus the U.S. dollar. Taiwan has few natural resources. Any fluctuation or shortage in the commodity markets could have a negative impact on the Taiwanese economy. Appreciation of the New Taiwan dollar, rising labor costs, and increasing environmental consciousness have led some labor-intensive industries to relocate to other countries with cheaper work forces. Continued labor outsourcing may adversely affect the Taiwanese economy. Taiwanese firms are among the world’s largest suppliers of computer monitors and leaders in personal computer manufacturing. A slowdown in global demand for these products will likely have an adverse impact on the Taiwanese economy. The Chinese government views Taiwan as a renegade province and continues to contest Taiwan’s sovereignty. The outbreak of hostilities between the two nations, or even the threat of an outbreak of hostilities, will likely adversely impact the Taiwanese economy. Such risks, among others, may adversely affect the value of a Fund’s or an Underlying Fund's investments.
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Risk of Investing in the Communication Services Sector.  The communication services sector consists of both companies in the telecommunication services industry as well as those in the media and entertainment industry. Examples of companies in the telecommunication services industry group include providers of fiber-optic, fixed-line, cellular and wireless telecommunications networks. Companies in the media and entertainment industry group encompass a variety of services and products including television broadcasting, gaming products, social media, networking platforms, online classifieds, online review websites, and Internet search engines. Companies in the communication services sector may be affected by industry competition, substantial capital requirements, government regulation, and obsolescence of communications products and services due to technological advancement. Fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company's profitability. In addition, while all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.
The communication services sector of a country’s economy is often subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new regulatory requirements may negatively affect the business of communications companies. Government actions around the world, specifically in the area of pre-marketing clearance of products and prices, can be arbitrary and unpredictable. The communications services industry can also be significantly affected by intense competition for market share, including competition with alternative technologies such as wireless communications, product compatibility and standardization, consumer preferences, rapid product obsolescence, research and development of new products, lack of standardization or compatibility with existing technologies, and a dependency on patent and copyright protections. Companies in the communication services sector may encounter distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in developing new products and services using new technology. Technological innovations may make the products and services of certain communications companies obsolete.
Telecommunications providers with exposure to the U.S. are generally required to obtain franchises or licenses in order to provide services in a given location. Licensing and franchise rights in the telecommunications sector are limited, which may provide an advantage to certain participants. Limited availability of such rights, high barriers to market entry and regulatory oversight, among other factors, have led to consolidation of companies within the sector, which could lead to further regulation or other negative effects in the future. Telecommunication providers investing in non-U.S. countries may be subject to similar risks. Additional risks include those related to competitive challenges in the U.S. from non-U.S. competitors engaged in strategic joint ventures with U.S. companies and in non-U.S. markets from both U.S. and non-U.S. competitors.
Companies in the media and entertainment industries can be significantly affected by several factors, including competition, particularly in formulation of products and services using new technologies, cyclicality of revenues and earnings, a potential decrease in the discretionary income of targeted individuals, changing consumer tastes and interests, and the potential increase in government regulation. Companies in the media and entertainment industries may become obsolete quickly. Advertising spending can be an important revenue source for media and entertainment companies. During economic downturns advertising spending typically decreases and, as a result, media and entertainment companies tend to generate less revenue.
Risk of Investing in the Consumer Discretionary Sector.  Companies engaged in the design, production or distribution of products or services for the consumer discretionary sector (including, without limitation, television and radio broadcasting, manufacturing, publishing, recording and musical instruments, motion pictures, photography, amusement and theme parks, gaming casinos, sporting goods and sports arenas, camping and recreational equipment, toys and games, apparel, travel-related services, automobiles, hotels and motels, and fast food and other restaurants) are subject to the risk that their products or services may become obsolete quickly. The success of these companies can depend heavily on disposable household income and consumer spending. During periods of an expanding economy, the consumer discretionary sector may outperform the consumer staples sector, but may underperform when economic conditions worsen. Moreover, the consumer discretionary sector can be significantly affected by several factors, including, without limitation, the performance of domestic and international economies, exchange rates, changing consumer preferences, demographics, marketing campaigns, cyclical revenue generation, consumer confidence, commodity price volatility, labor relations, interest rates, import and export controls, intense competition, technological developments and government regulation.
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Risk of Investing in the Consumer Staples Sector.  Companies in the consumer staples sector may be adversely affected by changes in the global economy, consumer spending, competition, demographics and consumer preferences, and production spending. Companies in the consumer staples sector may also be affected by changes in global economic, environmental and political events, economic conditions, the depletion of resources, and government regulation. For instance, government regulations may affect the permissibility of using various food additives and production methods of companies that make food products, which could affect company profitability. In addition, tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Companies in the consumer staples sector also may be subject to risks pertaining to the supply of, demand for and prices of raw materials. The prices of raw materials fluctuate in response to a number of factors, including, without limitation, changes in government agricultural support programs, exchange rates, import and export controls, changes in international agricultural and trading policies, and seasonal and weather conditions. Companies in the consumer staples sector may be subject to severe competition, which may also have an adverse impact on their profitability.
Risk of Investing in the Energy Sector.  Companies in the energy sector are strongly affected by the changes in and volatility of global energy prices, energy supply and demand, government regulations and policies, energy production and conservation efforts, technological change, development of alternative energy sources, and other factors that they cannot control. Energy companies may have relatively high levels of debt and may be more likely to restructure their businesses if there are downturns in energy markets or in the global economy. If an energy company in an Underlying Fund's portfolio becomes distressed, an Underlying Fund could lose all or a substantial portion of its investment. The energy sector is cyclical and is highly dependent on commodity prices. Prices and supplies of energy may fluctuate significantly over short and long periods of time due to, among other things, national and international political changes, Organization of Petroleum Exporting Countries (“OPEC”) policies, changes in relationships among OPEC members and between OPEC and oil-importing nations, the regulatory environment, taxation policies, the enactment or cessation of trade sanctions, war or other geopolitical conflicts, and the economies of key energy-consuming countries. Companies in the energy sector may be adversely affected by terrorism, cyber incidents, natural disasters or other catastrophes. Companies in the energy sector are at risk of liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims. Significant oil and gas deposits are located in emerging markets countries where corruption and security may raise significant risks, in addition to the other risks of investing in emerging markets. Additionally, the Middle East, where many companies in the energy sector may operate, has experienced conflict and unrest. Companies in the energy sector may also be adversely affected by changes in exchange rates, interest rates, economic conditions, tax treatment, government regulation and intervention, negative perception, efforts at energy conservation and world events in the regions in which the companies operate (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). Because a significant portion of revenues of companies in this sector is derived from a relatively small number of customers that are largely composed of governmental entities and utilities, governmental budget constraints may have a significant impact on companies in this sector. The energy sector is highly regulated. Entities operating in the energy sector are subject to significant regulation of nearly every aspect of their operations by governmental agencies. Such regulation can change rapidly or over time in both scope and intensity. Stricter laws, regulations or enforcement policies could be enacted, which would likely increase compliance costs and may materially adversely affect the financial performance of companies in the energy sector.
The energy sector may experience significant market volatility. For example, Russia’s large-scale invasion of Ukraine on February 24, 2022 led to further disruptions and increased volatility in the energy and commodity futures markets due to actual and potential disruptions in the supply and demand for certain commodities, including oil and natural gas. The U.S. and other actors have enacted various sanctions and restrictions on business dealings with Russia, which include restrictions on imports of oil, natural gas and coal. The effect of the current sanctions and restrictions, as well as the extent and duration of the Russian military action, additional sanctions and associated market disruptions on the energy sector, are impossible to predict and depend on a number of factors. The effect of these events or any related developments could be significant and may have a severe adverse effect on the performance of an Underlying Fund.
Risk of Investing in the Financials Sector.  Companies in the financials sector include small, regional and money center banks, securities brokerage firms, asset management companies, savings banks and thrift institutions, specialty finance companies (e.g., credit card, mortgage providers), insurance and insurance brokerage firms, consumer finance firms, financial conglomerates and foreign banking and financial companies.
Most financial companies are subject to extensive governmental regulation, which limits their activities and may affect their ability to earn a profit from a given line of business. Government regulation may change frequently and may have significant
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adverse consequences for companies in the financials sector, including effects not intended by the regulation. Direct governmental intervention in the operations of financial companies and financial markets may materially and adversely affect the companies in which an Underlying Fund invests, including legislation in many countries that may increase government regulation, repatriation and other intervention. The impact of governmental intervention and legislative changes on any individual financial company or on the financials sector as a whole cannot be predicted. The valuation of financial companies has been and continues to be subject to unprecedented volatility and may be influenced by unpredictable factors, including interest rate risk and sovereign debt default. Certain financial businesses are subject to intense competitive pressures, including market share and price competition. Financial companies in foreign countries are subject to market-specific and general regulatory and interest rate concerns. In particular, government regulation in certain foreign countries may include taxes and controls on interest rates, credit availability, minimum capital requirements, bans on short sales, limits on prices and restrictions on currency transfers. In addition, companies in the financials sector may be the targets of hacking and potential theft of proprietary or customer information or disruptions in service, which could have a material adverse effect on their businesses.
The profitability of banks, savings and loan associations and other financial companies is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change; for instance, when interest rates go up, the value of securities issued by many types of companies in the financials sector generally goes down. In other words, financial companies may be adversely affected in certain market cycles, including, without limitation, during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and during periods of declining economic conditions, which may cause, among other things, credit losses due to financial difficulties of borrowers.
In addition, general economic conditions are important to the operations of these companies, and financial difficulties of borrowers may have an adverse effect on the profitability of financial companies. Companies in the financials sector are exposed directly to the credit risk of their borrowers and counterparties, who may be leveraged to an unknown degree, including through swaps and other derivatives products, and who at times may be unable to meet their obligations to the financial services companies. Financial services companies may have significant exposure to the same borrowers and counterparties, with the result that a borrower’s or counterparty’s inability to meet its obligations to one company may affect other companies with exposure to the same borrower or counterparty. This interconnectedness of risk, including cross-default risk, may result in significant negative impacts to the financial condition and reputation of companies with direct exposure to the defaulting counterparty as well as adverse cascading effects in the markets and the financials sector generally. Financial companies can be highly dependent upon access to capital markets, and any impediments to such access, such as adverse overall economic conditions or a negative perception in the capital markets of a financial company’s financial condition or prospects, could adversely affect its business. Deterioration of credit markets can have an adverse impact on a broad range of financial markets, causing certain financial companies to incur large losses. In these conditions, companies in the financials sector may experience significant declines in the valuation of their assets, take actions to raise capital and even cease operations. Some financial companies may also be required to accept or borrow significant amounts of capital from government sources and may face future government-imposed restrictions on their businesses or increased government intervention. In addition, there is no guarantee that governments will provide any such relief in the future. These actions may cause the securities of many companies in the financials sector to decline in value.
Risk of Investing in the Healthcare Sector.  Companies in the healthcare sector are often issuers whose profitability may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising or falling costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, a limited number of products, industry innovation, changes in technologies and other market developments. Many healthcare companies are heavily dependent on patent protection and the actual or perceived safety and efficiency of their products.
Patents have a limited duration, and, upon expiration, other companies may market substantially similar “generic” products that are typically sold at a lower price than the patented product, which can cause the original developer of the product to lose market share and/or reduce the price charged for the product, resulting in lower profits for the original developer. As a result, the expiration of patents may adversely affect the profitability of these companies.
In addition, because the products and services of many companies in the healthcare sector affect the health and well-being of many individuals, these companies are especially susceptible to extensive litigation based on product liability and similar claims. Healthcare companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the healthcare sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, which can result in increased development costs, delayed cost recovery
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and loss of competitive advantage to the extent that rival companies have developed competing products or procedures, adversely affecting the company’s revenues and profitability. In other words, delays in the regulatory approval process may diminish the opportunity for a company to profit from a new product or to bring a new product to market, which could have a material adverse effect on a company’s business. Healthcare companies may also be strongly affected by scientific biotechnology or technological developments, and their products may quickly become obsolete. Also, many healthcare companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws. Changes in governmental policies or laws may span a wide range of topics, including cost control, national health insurance, incentives for compensation in the provision of healthcare services, tax incentives and penalties related to healthcare insurance premiums, and promotion of prepaid healthcare plans. In addition, a number of legislative proposals concerning healthcare have been considered by the U.S. Congress in recent years. It is unclear what proposals will ultimately be enacted, if any, and what effect they may have on companies in the healthcare sector.
Additionally, the expansion of facilities by healthcare-related providers may be subject to “determinations of need” by certain government authorities. This process not only generally increases the time and costs involved in these expansions, but also makes expansion plans uncertain, limiting the revenue and profitability growth potential of healthcare-related facilities operators and negatively affecting the prices of their securities. Moreover, in recent years, both local and national governmental budgets have come under pressure to reduce spending and control healthcare costs, which could both adversely affect regulatory processes and public funding available for healthcare products, services and facilities.
Risk of Investing in the Industrials Sector.  The value of securities issued by companies in the industrials sector may be adversely affected by supply of and demand for both their specific products or services and for industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, trade disputes, world events and economic conditions may affect the performance of companies in the industrials sector. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies, which are typically under pressure from efforts to control government budgets. Transportation stocks, a component of the industrials sector, are cyclical and can be significantly affected by economic changes, fuel prices, labor relations and insurance costs. Transportation companies in certain countries may also be subject to significant government regulation and oversight, which may adversely affect their businesses. For example, commodity price declines and unit volume reductions resulting from an over-supply of materials used in the industrials sector can adversely affect the sector. Furthermore, companies in the industrials sector may be subject to liability for environmental damage, product liability claims, depletion of resources, and mandated expenditures for safety and pollution control.
Risk of Investing in the Information Technology Sector.  Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. Finally, while all companies may be susceptible to network security breaches, certain companies in the information technology sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses. These risks are heightened for information technology companies in foreign markets.
Risk of Investing in the Infrastructure Industry.  Companies in the infrastructure industry may be subject to a variety of factors that could adversely affect their business or operations, including high interest costs in connection with capital construction programs, high degrees of leverage, costs associated with governmental, environmental and other regulations, the effects of economic slowdowns, increased competition from other providers of services, uncertainties concerning costs, the level of government spending on infrastructure projects, and other factors. Infrastructure companies may be adversely affected by commodity price volatility, changes in exchange rates, import controls, depletion of resources, technological
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developments, and labor relations. There is also the risk that corruption may negatively affect publicly funded infrastructure projects, especially in emerging markets, resulting in delays and cost overruns. Infrastructure issuers can be significantly affected by government spending policies because companies involved in this industry rely to a significant extent on U.S. and other government demand for their products.
Infrastructure companies in the oil and gas industry may be adversely affected by government regulation or world events in the regions where the companies operate (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). Infrastructure companies may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.
Operations Risk. The failure of an infrastructure company to carry adequate insurance or to operate its assets appropriately could lead to significant losses. Infrastructure may be adversely affected by environmental clean-up costs and catastrophic events such as earthquakes, hurricanes and terrorist acts.
Customer Risk. Infrastructure companies can be dependent upon a narrow customer base. Additionally, if these customers fail to pay their obligations, significant revenues could be lost and may not be replaceable.
Regulatory Risk. Infrastructure companies may be subject to significant regulation by various governmental authorities and also may be affected by regulation of rates charged to customers, service interruption due to environmental, operational or other events, the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.
Strategic Asset Risk. Infrastructure companies may control significant strategic assets (e.g., major pipelines or highways), which are assets that have a national or regional profile, and may have monopolistic characteristics. Given their national or regional profile or irreplaceable nature, strategic assets could generate additional risk not common in other industry sectors and they may be targeted for terrorist acts or adverse political actions.
Interest Rate Risk. Rising interest rates could result in higher costs of capital for infrastructure companies, which could negatively impact their ability to meet payment obligations.
Leverage Risk. Infrastructure companies can be highly leveraged, which increases investments risk and other risks normally associated with debt financing and could adversely affect an infrastructure company's operations and market value in periods of rising interest rates.
Inflation Risk. Many infrastructure companies may have fixed income streams. Consequently, their market values may decline in times of higher inflation. Additionally, the prices that an infrastructure company is able to charge users of its assets may be linked to inflation, whether by government regulation, contractual arrangement or other factors. In this case, changes in the rate of inflation may affect the company's profitability.
Transportation Risk. The stock prices of companies in the transportation industry group are affected by both supply and demand for their specific product. Government regulation, world events and economic conditions may affect the performance of companies in the transportation industry group.
Oil and Gas Risk. The profitability of oil and gas companies is related to worldwide energy prices, exploration, and production spending.
Utilities Risk. Utilities companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. The rates charged by regulated utility companies are subject to review and limitation by governmental regulatory commissions.
Risk of Investing in the Materials Sector.  Companies in the materials sector may be adversely affected by commodity price volatility, exchange rate fluctuations, social and political unrest, war, import or export controls, increased competition, depletion of resources, technical progress, labor relations and government regulations, and mandated expenditures for safety and pollution control, among other factors. Such risks may adversely affect the issuers to which a Fund has exposure. Companies in the materials sector are also at risk of liability for environmental damage and product liability claims. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns. These risks are heightened for companies in the materials sector located in foreign markets.
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Risk of Investing in the Real Estate Industry.  Companies in the real estate industry include companies that invest in real estate, such as REITs, real estate holding and operating companies or real estate development companies (collectively, “Real Estate Companies”). Investing in Real Estate Companies exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which Real Estate Companies are organized and operated. The real estate industry is highly sensitive to general and local economic conditions and developments, and characterized by intense competition and periodic overbuilding. Investing in Real Estate Companies involves various risks. Some risks that are specific to Real Estate Companies are discussed in greater detail below.
Concentration Risk. Real Estate Companies may own a limited number of properties and concentrate their investments in a particular geographic region or property type. Economic downturns affecting a particular region, industry or property type may lead to a high volume of defaults within a short period.
Distressed Investment Risk. Real Estate Companies may invest in distressed, defaulted or out-of-favor bank loans. Identification and implementation by a Real Estate Company of loan modification and restructure programs involves a high degree of uncertainty. Even successful implementation may still require adverse compromises and may not prevent bankruptcy. Real Estate Companies may also invest in other debt instruments that may become non-performing, including the securities of companies with higher credit and market risk due to financial or operational difficulties. Higher risk securities may be less liquid and more volatile than the securities of companies not in distress.
Illiquidity Risk. Investing in Real Estate Companies may involve risks similar to those associated with investing in small-capitalization companies. Real Estate Company securities, like the securities of small-capitalization companies, may be more volatile than, and perform differently from, shares of large-capitalization companies. There may be less trading in Real Estate Company shares, which means that buy and sell transactions in those shares could have a magnified impact on share price, resulting in abrupt or erratic price fluctuations. In addition, real estate is relatively illiquid, and, therefore, a Real Estate Company may have a limited ability to vary or liquidate properties in response to changes in economic or other conditions.
Interest Rate Risk. Rising interest rates could result in higher costs of capital for Real Estate Companies, which could negatively impact a Real Estate Company’s ability to meet its payment obligations. Declining interest rates could result in increased prepayment on loans and require redeployment of capital in less desirable investments.
Leverage Risk. Real Estate Companies may use leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a Real Estate Company’s operations and market value in periods of rising interest rates. Real Estate Companies are also exposed to the risks normally associated with debt financing. Financial covenants related to a Real Estate Company’s leverage may affect the ability of the Real Estate Company to operate effectively. In addition, real property may be subject to the quality of credit extended and defaults by borrowers and tenants. If the properties do not generate sufficient income to meet operating expenses, including, where applicable, debt service, ground lease payments, tenant improvements, third-party leasing commissions and other capital expenditures, the income and ability of a Real Estate Company to make payments of any interest and principal on its debt securities will be adversely affected.
Loan Foreclosure Risk. Real Estate Companies may foreclose on loans that the Real Estate Company originated and/or acquired. Foreclosure may generate negative publicity for the underlying property that affects its market value. In addition to the length and expense of such proceedings, the validity of the terms of the applicable loan may not be recognized in foreclosure proceedings. Claims and defenses asserted by borrowers or other lenders may interfere with the enforcement of rights by a Real Estate Company. Parallel proceedings, such as bankruptcy, may also delay resolution and limit the amount of recovery on a foreclosed loan by a Real Estate Company even where the property underlying the loan is liquidated.
Management Risk. Real Estate Companies are dependent upon management skills and may have limited financial resources. Real Estate Companies are generally not diversified and may be subject to heavy cash flow dependency, default by borrowers and voluntary liquidation. In addition, transactions between Real Estate Companies and their affiliates may be subject to conflicts of interest, which may adversely affect a Real Estate Company’s shareholders. A Real Estate Company may also have joint venture investments in certain of its properties, and, consequently, its ability to control decisions relating to such properties may be limited.
Property Risk. Real Estate Companies may be subject to risks relating to functional obsolescence or reduced desirability of properties; extended vacancies due to economic conditions and tenant bankruptcies; catastrophic events such as earthquakes, hurricanes and terrorist acts; and casualty or condemnation losses. Real estate income and values also may be
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greatly affected by demographic trends, such as population shifts or changes in consumer preferences and values, or increasing vacancies or declining rents resulting from legal, cultural, technological, global or local economic developments.
Regulatory Risk. Real estate income and values may be adversely affected by such factors as applicable domestic and foreign laws (including tax laws). Government actions, such as tax increases, zoning law changes, mandated closures or other commercial restrictions or environmental regulations, also may have a major impact on real estate income and values. In addition, quarterly compliance with regulations limiting the proportion of asset types held by a U.S. REIT may force certain Real Estate Companies to liquidate or restructure otherwise attractive investments. Some countries may not recognize REITs or comparable structures as a viable form of real estate funds.
Underlying Investment Risk. Real Estate Companies make investments in a variety of debt and equity instruments with varying risk profiles. For instance, Real Estate Companies may invest in debt instruments secured by commercial property that have higher risks of delinquency and foreclosure than loans on single family homes due to a variety of factors associated with commercial property, including the tie between income available to service debt and productive use of the property. Real Estate Companies may also invest in debt instruments and preferred equity that are junior in an issuer’s capital structure and that involve privately negotiated structures. Subordinated debt investments, such as B-Notes and mezzanine loans, involve a greater credit risk of default due to the need to service more senior debt of the issuer. Similarly, preferred equity investments involve a greater risk of loss than conventional debt financing due to their non-collateralized nature and subordinated ranking. Investments in CMBS may also be junior in priority in the event of bankruptcy or similar proceedings. Investments in senior loans may be effectively subordinated if the senior loan is pledged as collateral. The ability of a holder of junior claims to proceed against a defaulting issuer is circumscribed by the terms of the particular contractual arrangement, which vary considerably from transaction to transaction.
U.S. Tax Risk. Certain U.S. Real Estate Companies are subject to special U.S. federal tax requirements. A REIT that fails to comply with such tax requirements may be subject to U.S. federal income taxation, which may affect the value of the REIT and the characterization of the REIT’s distributions. The U.S. federal tax requirement that a REIT distribute substantially all of its net income to its shareholders may result in a REIT having insufficient capital for future expenditures. A REIT that successfully maintains its qualification may still become subject to U.S. federal, state and local taxes, including excise, penalty, franchise, payroll, mortgage recording, and transfer taxes, both directly and indirectly through its subsidiaries. Because REITs often do not provide complete tax information until after the calendar year-end, an Underlying Fund may at times need to request permission to extend the deadline for issuing your tax reporting statement or supplement the information otherwise provided to you.
Risk of Investing in Technology Companies.  Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources and personnel. These companies may face rapid product obsolescence as well as unexpected risks and costs related to new product introduction and technological developments, such as artificial intelligence and machine learning. Technology companies may be adversely affected by disruptions to supply chains and distribution networks as well as issues at third-party partners. They are heavily dependent on patent and other intellectual property rights, and the loss or impairment of these rights may adversely affect their profitability. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action. These companies also may be adversely affected by, among other things, actual or perceived security vulnerabilities or other defects in their products and services, which may result in lawsuits, government enforcement actions and other remediation costs.
Risk of Investing in the Utilities Sector.  The utilities sector may be adversely affected by changing commodity prices, government regulation stipulating rates charged by utilities, increased tariffs, changes in tax laws, interest rate fluctuations and changes in the cost of providing specific utility services. The utilities industry is also subject to potential terrorist attacks, natural disasters and severe weather conditions, as well as regulatory and operational burdens associated with the operation and maintenance of nuclear facilities. Government regulators monitor and control utility revenues and costs, and therefore may limit utility profits. Federal legislation may facilitate the construction of electric transmission lines not only by public utilities but also by independent transmission developers, which could increase competition in the wholesale electricity markets. In certain countries, regulatory authorities may also restrict a company’s access to new markets, thereby diminishing the company’s long-term prospects.
There are substantial differences among the regulatory practices and policies of various jurisdictions, and any regulatory agency may make major shifts in policy from time to time. There is no assurance that regulatory authorities will, in the future,
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grant rate increases. Additionally, existing and possible future regulatory legislation may make it even more difficult for utilities to obtain adequate relief. Certain of the issuers of securities held in an Underlying Funds' portfolio may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing policies and impose additional requirements governing the licensing, construction and operation of nuclear power plants. Prolonged changes in climate conditions can also have a significant impact on both the revenues of an electric and gas utility as well as the expenses of a utility, particularly a hydro-based electric utility.
The rates that traditional regulated utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Rate changes may occur only after a prolonged approval period or may not occur at all, which could adversely affect utility companies when costs are rising. The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. As a result, some companies may be forced to defend their core business and may be less profitable. Deregulation may also permit a utility company to expand outside of its traditional lines of business and engage in riskier ventures.
Proxy Voting Policies
The Board has delegated the voting of proxies for each Fund’s securities to BFA pursuant to (i) the Open-End Active and Fixed Income Index Fund Proxy Voting Policy (the “Active Fund Proxy Voting Policy”), with respect to certain Funds, and (ii) the Index Equity Fund Proxy Voting Policy, with respect to certain other Funds, as applicable. Please refer to the table below, which discloses the policy applicable to each Fund in this SAI. Information that does not apply to a Fund does not form a part of that Fund’s SAI and should not be relied on by investors in that Fund. Only information that is clearly identified as applicable to a Fund is considered to form a part of that Fund’s SAI.
With respect to Funds covered by the Active Fund Proxy Voting Policy, BFA has adopted the BlackRock Active Investment Stewardship - Global Engagement and Voting Guidelines (the “BAIS Guidelines”). Certain of such Funds, as listed within the Active Fund Proxy Voting Policy and as disclosed in the table below, follow supplemental guidelines within the BAIS Guidelines that are applicable to certain climate and decarbonization issues (the “BAIS Climate and Decarbonization Stewardship Guidelines”).
With respect to Funds covered by the Index Equity Fund Proxy Voting Policy, BFA has adopted the BlackRock Investment Stewardship (“BIS”) Global Benchmark Policy, comprised of the Global Principles for Benchmark Policies, regional voting guidelines, and engagement priorities, which are each available upon request. In addition, certain of such Funds, as listed within the Index Equity Fund Proxy Voting Policy and as disclosed in the table below, follow supplemental guidelines that are applicable to certain climate and decarbonization issues (the “BIS Climate and Decarbonization Stewardship Guidelines”).

Fund	Open-End Active and Fixed Income Index Fund Proxy Voting Policy	BAIS Climate and Decarbonization Stewardship Guidelines Apply	Index Equity Fund Proxy Voting Policy	BIS Climate and Decarbonization Stewardship Guidelines Apply
iShares LifePath Retirement ETF	X
iShares LifePath Target Date 2030 ETF	X
iShares LifePath Target Date 2035 ETF	X
iShares LifePath Target Date 2040 ETF	X
iShares LifePath Target Date 2045 ETF	X
iShares LifePath Target Date 2050 ETF	X
iShares LifePath Target Date 2055 ETF	X
iShares LifePath Target Date 2060 ETF	X
iShares LifePath Target Date 2065 ETF	X
iShares LifePath Target Date 2070 ETF	X
42

If a Fund invests in an underlying fund managed by BlackRock, the Fund will use its proxy voting policy when voting on proxies for the underlying fund while the underlying fund will use its proxy voting policy when voting proxies on investments the underlying fund holds. Therefore, the Fund may use the Active Fund Proxy Voting Policy while an underlying fund may use the Index Equity Fund Proxy Voting Policy, and the opposite is also true.
Copies of the Active Fund Proxy Voting Policy, Index Equity Fund Proxy Voting Policy, the BAIS Guidelines, the Global Principles for Benchmark Policies and the BIS Climate and Decarbonization Stewardship Guidelines are included in Appendix A of this SAI.
Information with respect to how proxies relating to each Fund’s portfolio securities, when available, were voted during the 12-month period ended June 30 is available: (i) without charge, upon request, by calling 1-800-iShares (1-800-474-2737) or through the Fund’s website at www.blackrock.com/proxyrecords; and (ii) on the SEC’s website at www.sec.gov.
Portfolio Holdings Information
On each Business Day (as defined in the Creation and Redemption of Creation Units section of this SAI), prior to the opening of regular trading on the Fund’s primary listing exchange, a Fund discloses on its website (www.iShares.com) certain information relating to the portfolio holdings that will form the basis of a Fund’s next net asset value per share calculation.
In addition, certain information may also be made available to certain parties:
•
Communications of Data Files: A Fund may make available through the facilities of the National Securities Clearing Corporation (“NSCC”) or through posting on the www.iShares.com, prior to the opening of trading on each business day, a list of a Fund’s holdings (generally pro-rata) that Authorized Participants could deliver to a Fund to settle purchases of a Fund (i.e., Deposit Securities) or that Authorized Participants would receive from a Fund to settle redemptions of a Fund (i.e., Fund Securities). These files are known as the Portfolio Composition File and the Fund Data File (collectively, “Files”). The Files are applicable for the next trading day and are provided to the NSCC and/or posted on www.iShares.com after the close of markets in the U.S.
•
Communications with Authorized Participants, Liquidity Providers and Certain Other Third Parties: Certain employees of BlackRock are responsible for interacting with Authorized Participants and liquidity providers with respect to discussing custom basket proposals as described in the Custom Baskets section of this SAI. As part of these discussions, these employees may discuss with an Authorized Participant or liquidity provider the securities a Fund is willing to accept for a creation, and securities that a Fund will provide on a redemption.
BlackRock employees may also discuss portfolio holdings-related information with broker/dealers, in connection with settling a Fund’s transactions, and securities lending borrowers in connection with loan transactions, each as may be necessary to conduct business in the ordinary course in a manner consistent with the disclosure in the Fund’s current registration statement.
•
Communications with Listing Exchanges: From time to time, employees of BlackRock may discuss portfolio holdings information with the applicable primary listing exchange for a Fund as needed to meet the exchange listing standards.
•
Communications with Other Portfolio Managers: Certain information may be provided to employees of BlackRock who manage funds that invest a significant percentage of their assets in shares of an underlying fund as necessary to manage the fund’s investment objective and strategy.
•
Communication of Other Information: Certain explanatory information regarding the Files is released to Authorized Participants and liquidity providers on a daily basis, but is only done so after the Files are posted to www.iShares.com.
•
Third-Party Service Providers: Certain portfolio holdings information may be disclosed to Fund Trustees and their counsel, outside counsel for the Funds, auditors and to certain third-party service providers (i.e., fund administrator, custodian, proxy voting service) for which a non-disclosure, confidentiality agreement or other obligation is in place with such service providers, as may be necessary to conduct business in the ordinary course in a manner consistent with applicable policies, agreements with the Funds, the terms of the current registration statements and federal securities laws and regulations thereunder.
•
Liquidity Metrics: “Liquidity Metrics,” which seek to ascertain a Fund’s liquidity profile under BlackRock’s global liquidity risk methodology, include but are not limited to: (a) disclosure regarding the number of days needed to liquidate a portfolio or the portfolio’s underlying investments; and (b) the percentage of a Fund’s NAV invested in a particular
43

liquidity tier under BlackRock’s global liquidity risk methodology. The dissemination of position-level liquidity metrics data and any non-public regulatory data pursuant to the Liquidity Rule (including SEC liquidity tiering) is not permitted unless pre-approved. Disclosure of portfolio-level liquidity metrics prior to 60 calendar days after calendar quarter-end requires a non-disclosure or confidentiality agreement and approval of the Trust’s Chief Compliance Officer. Portfolio-level liquidity metrics disclosure subsequent to 60 calendar days after calendar quarter-end requires the approval of portfolio management and must be disclosed to all parties requesting the information if disclosed to any party.
The Trust’s Chief Compliance Officer or his delegate may authorize disclosure of portfolio holdings information pursuant to the above policy and procedures, subject to restrictions on selective disclosure imposed by applicable law. The Board reviews the policy and procedures for disclosure of portfolio holdings information at least annually.
Investment Policies
The Board has adopted as fundamental policies the following numbered investment policies, which cannot be changed without the approval of the holders of a majority of the applicable Fund’s outstanding voting securities. A vote of a majority of the outstanding voting securities of a Fund is defined in the 1940 Act as the lesser of (i) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (ii) more than 50% of outstanding voting securities of the Fund. Each Fund has also adopted certain non-fundamental investment policies, including its investment objective. Non-fundamental investment policies may be changed by the Board without shareholder approval. Therefore, each Fund may change its investment objective without shareholder approval.
Fundamental Investment Policies of the Funds.
The Funds may not:
1.
Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund’s investments in that industry would equal or exceed 25% of the current value of a Fund’s total assets, provided that this restriction does not limit a Fund’s: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or (iii) investments in repurchase agreements collateralized by U.S. government securities.
2.
Borrow money, except as permitted under the Investment Company Act.
3.
Issue senior securities to the extent such issuance would violate the Investment Company Act.
4.
Purchase or hold real estate, except each Fund may purchase and hold securities or other instruments that are secured by, or linked to, real estate or interests therein, securities of real estate investment trusts, mortgage-related securities and securities of issuers engaged in the real estate business, and each Fund may purchase and hold real estate as a result of the ownership of securities or other instruments.
5.
Underwrite securities issued by others, except to the extent that the sale of portfolio securities by each Fund may be deemed to be an underwriting or as otherwise permitted by applicable law.
6.
Purchase or sell commodities or commodity contracts, except as permitted by the Investment Company Act.
7.
Make loans to the extent prohibited by the Investment Company Act.
Notations Regarding each Fund’s Fundamental Investment Policies
The following notations are not considered to be part of each Fund’s fundamental investment policies and are subject to change without shareholder approval.
With respect to the fundamental policy relating to concentration set forth in (1) above, the Investment Company Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. The policy in (1) above will be interpreted to refer to concentration as that term may be interpreted from time to time. The policy also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and their authorities, agencies,
44

instrumentalities or political subdivisions; and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. There also will be no limit on investment in issuers domiciled in a single jurisdiction or country. Finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents. Each foreign government will be considered to be a member of a separate industry. With respect to each Fund’s industry classifications, each Fund currently utilizes any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. The policy also will be interpreted to give broad authority to each Fund as to how to classify issuers within or among industries.
With respect to the fundamental policy relating to borrowing money set forth in (2) above, the Investment Company Act permits each Fund to borrow money in amounts of up to one-third of the Fund’s total assets from banks for any purpose, and to borrow up to 5% of the Fund’s total assets from banks or other lenders for temporary purposes. (Each Fund’s total assets include the amounts being borrowed.) To limit the risks attendant to borrowing, the Investment Company Act requires each Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of each Fund’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Borrowing money to increase portfolio holdings is known as “leveraging.” Certain trading practices and investments, such as reverse repurchase agreements, may be considered to be borrowings or involve leverage and thus are subject to the Investment Company Act restrictions. In accordance with Rule 18f- 4 under the Investment Company Act, when each Fund engages in reverse repurchase agreements and similar financing transactions, the Fund may either (i) maintain asset coverage of at least 300% with respect to such transactions and any other borrowings in the aggregate, or (ii) treat such transactions as “derivatives transactions” and comply with Rule 18f-4 with respect to such transactions. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy.
With respect to the fundamental policy relating to underwriting set forth in (5) above, the Investment Company Act does not prohibit a fund from engaging in the underwriting business or from underwriting the securities of other issuers; in fact, in the case of diversified funds, the Investment Company Act permits a fund to have underwriting commitments of up to 25% of its assets under certain circumstances. Those circumstances currently are that the amount of a fund’s underwriting commitments, when added to the value of a fund’s investments in issuers where a fund owns more than 10% of the outstanding voting securities of those issuers, cannot exceed the 25% cap. A fund engaging in transactions involving the acquisition or disposition of portfolio securities may be considered to be an underwriter under the 1933 Act. Although it is not believed that the application of the 1933 Act provisions described above would cause a fund to be engaged in the business of underwriting, the policy in (5) above will be interpreted not to prevent a fund from engaging in transactions involving the acquisition or disposition of portfolio securities, regardless of whether a fund may be considered to be an underwriter under the 1933 Act or is otherwise engaged in the underwriting business to the extent permitted by applicable law.
With respect to the fundamental policy relating to lending set forth in (7) above, the Investment Company Act does not prohibit each Fund from making loans (including lending its securities); however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets (including lending its securities), except through the purchase of debt obligations or the use of repurchase agreements. In addition, collateral arrangements with respect to options, forward currency and futures transactions and other derivative instruments (as applicable), as well as delays in the settlement of securities transactions, will not be considered loans.
Non-Fundamental Investment Policies of the Funds.
Under its non-fundamental investment restrictions, which may be changed by the Board without shareholder approval, each Fund may not:
1.
Purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) of the Investment Company Act, at any time the Fund has knowledge that its shares are purchased by another investment company investor in reliance on the provisions of subparagraph (G) of Section 12(d)(1). The foregoing restriction does not restrict the Fund from acquiring the shares of registered open-end investment companies to the extent otherwise permissible under other provisions of the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.
45

Notations Regarding each Fund’s Fundamental and Non-Fundamental Investment Policies
Unless otherwise indicated, all limitations under each Fund’s fundamental or non-fundamental investment restrictions apply only at the time that a transaction is undertaken. Any change in the percentage of each Fund’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in each Fund’s total assets will not require the Fund to dispose of an investment.
Continuous Offering
The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.
For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares and sells such shares directly to customers or if it chooses to couple the creation of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all of the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.
Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on the Listing Exchange generally is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is available only with respect to transactions on an exchange.
Management
Trustees and Officers.  The Board has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).
The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into the BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the iShares Complex (each, a “BlackRock Fund Complex”). Each Fund is included in the iShares Complex, which includes iShares Trust, iShares U.S. ETF Trust, and iShares, Inc. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the iShares Complex, which consists of 424 funds as of November 28, 2025. With the exception of Stephen Cohen, Robert S. Kapito and Aaron Wasserman, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito and Mr. Wasserman is c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The address of Mr. Cohen is c/o BlackRock, Inc., Drapers Gardens, 12 Throgmorton Avenue, London EC2N 2DL United Kingdom. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds' Trustees and officers may be found in this SAI, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).
46

Interested Trustees
Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[1] (1957)	Trustee (since 2009).
President of BlackRock, Inc. (since
2006); Vice Chairman of BlackRock,
Inc. and Head of BlackRock’s
Portfolio Management Group (since
its formation in 1998) and BlackRock,
Inc.’s predecessor entities (since
1988); Trustee, University of
Pennsylvania (since 2009); President
of Board of Directors, Hope & Heroes
Children’s Cancer Fund (since 2002).
Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).
Stephen Cohen[2] (1975)	Trustee (since 2024).
Senior Managing Director, Head of
Global Product Solutions of
BlackRock, Inc. (since 2024); Senior
Managing Director, Head of Europe,
Middle East and Africa Regions of
BlackRock, Inc. (2021-2024); Head of
iShares Index and Wealth in EMEA of
BlackRock, Inc. (2017-2021); Global
Head of Fixed Income Indexing of
BlackRock, Inc. (2016-2017); Chief
Investment Strategist for
International Fixed Income and
iShares of BlackRock, Inc. (2011-
2015).
Director of iShares, Inc. (since 2024); Trustee of iShares U.S. ETF Trust (since 2024).

1
Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
2
Stephen Cohen is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
Independent Trustees
Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Kerrigan (1955)	Trustee (since 2005); Independent Board Chair (since 2022).	Chief Investment Officer, Santa Clara University (2002-2025).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2022).
47

Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Jane D. Carlin (1956)	Trustee (since 2015); Securities Lending Committee Chair (since 2025).
Consultant (since 2012); Member of
the Audit Committee (2012-2018),
Chair of the Nominating and
Governance Committee (2017-2018)
and Director of PHH Corporation
(mortgage solutions) (2012-2018);
Managing Director and Global Head
of Financial Holding Company
Governance & Assurance and the
Global Head of Operational Risk
Management of Morgan Stanley
(2006-2012).

Director of iShares, Inc. (since 2015);
Trustee of iShares U.S. ETF Trust
(since 2015); Member of the Audit
Committee (since 2016), Chair of the
Audit Committee (since 2020) and
Director of The Hanover Insurance
Group, Inc. (since 2016).

Richard L. Fagnani (1954)	Trustee (since 2017); 15(c) Committee Chair (since 2025).	Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
Laura F. Fergerson (1962)	Trustee (since 2024); Audit Committee Chair (since 2025).	President, Franklin Templeton Services, LLC (2017-2024); Director of the Board of Crocker Art Museum Association (since 2019); President, Crocker Art Museum Foundation (2022-2023).	Director of iShares, Inc. (since 2024); Trustee of iShares U.S. ETF Trust (since 2024).
Cecilia H. Herbert (1949)	Trustee (since 2005).
Chair of the Finance Committee
(since 2019) and Trustee and
Member of the Finance, Audit and
Quality Committees of Stanford
Health Care (since 2016); Trustee of
WNET, New York's public media
company (since 2011) and Member
of the Audit Committee (since 2018),
Investment Committee (since 2011)
and Personnel Committee (since
2022); Member of the Wyoming
State Investment Funds Committee
(since 2022); Trustee of Forward
Funds (14 portfolios) (2009-2018);
Trustee of Salient MF Trust (4
portfolios) (2015-2018); Director of
the Jackson Hole Center for the Arts
(since 2021).
Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).
48

Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
James Lam (1961)	Trustee (since 2024); Risk Committee Chair (since 2025).
President, James Lam & Associates,
Inc. (since 2002); Director of the FAIR
Institute (since 2020); adjunct
professor at Carnegie Mellon
University (since 2018); Member,
Zicklin School of Business Dean's
Council of Baruch College (since
2017); Director and Audit Committee
Chair of RiskLens, Inc. (2018-2023);
Director, Risk Oversight Committee
Chair and Audit Committee Member
of E*TRADE Financial and E*TRADE
Bank (2012-2020).
Director of iShares, Inc. (since 2024); Trustee of iShares U.S. ETF Trust (since 2024).
Drew E. Lawton (1959)	Trustee (since 2017); Fixed Income Plus Committee Chair (since 2025).	Senior Managing Director of New York Life Insurance Company (2010- 2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017); Director of Jackson Financial Inc. (since 2021).
John E. Martinez (1961)	Trustee (since 2003); Equity Plus Committee Chair (since 2025).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).
Madhav V. Rajan (1964)	Trustee (since 2011); Nominating and Governance Committee Chair (since 2025).
Dean, and George Pratt Shultz
Professor of Accounting, University
of Chicago Booth School of Business
(since 2017); Advisory Board
Member (since 2016) and Director
(since 2020) of C.M. Capital
Corporation; Chair of the Board for
the Center for Research in Security
Prices, LLC (since 2020); Director of
WellBe Senior Medical (since 2023);
Robert K. Jaedicke Professor of
Accounting, Stanford University
Graduate School of Business (2001-
2017); Professor of Law (by
courtesy), Stanford Law School
(2005-2017); Senior Associate Dean
for Academic Affairs and Head of
MBA Program, Stanford University
Graduate School of Business (2010-
2016).
Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).
49

Officers
Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years
Jessica Tan (1980)	President (since 2024).
Managing Director of BlackRock, Inc.
(since 2015); Head of Global Product
Solutions, Americas of BlackRock,
Inc. (since 2024) and Head of
Sustainable and Transition Solutions
of BlackRock, Inc. (2022-2024);
Global Head of Corporate Strategy of
BlackRock, Inc. (2019-2022); Chief of
Staff to the CEO of BlackRock, Inc.
(2017-2019).

Trent Walker (1974)	Treasurer and Chief Financial Officer (since 2020).
Managing Director of BlackRock, Inc.
(since 2019); Chief Financial Officer
of iShares Delaware Trust Sponsor
LLC, BlackRock Funds, BlackRock
Funds II, BlackRock Funds IV,
BlackRock Funds V and BlackRock
Funds VI (since 2021).

Aaron Wasserman (1974)	Chief Compliance Officer (since 2023).
Managing Director of BlackRock, Inc.
(since 2018); Chief Compliance
Officer of the BlackRock Multi-Asset
Complex, the BlackRock Fixed-
Income Complex and the iShares
Complex (since 2023); Deputy Chief
Compliance Officer for the BlackRock
Multi-Asset Complex, the BlackRock
Fixed-Income Complex and the
iShares Complex (2014-2023).

Marisa Rolland (1980)	Secretary (since 2022).	Managing Director of BlackRock, Inc. (since 2023); Director of BlackRock, Inc. (2018-2022).
Jennifer Hsui (1976)	Executive Vice President (since 2022).	Managing Director of BlackRock, Inc. (since 2009); Co-Head of Index Equity of BlackRock, Inc. (since 2022).
James Mauro (1970)	Executive Vice President (since 2021).	Managing Director of BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco Core Portfolio Management of BlackRock, Inc. (since 2020).
Elise Terry (1977)	Executive Vice President (since 2025).
Managing Director of BlackRock, Inc.
(since 2016); Head of U.S. iShares
(since 2024); Co-Head of Distribution
for U.S. Wealth Advisory (2023-2024);
National Sales Manager, Wirehouse
Channel (2020-2023).

50

Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years
Daniel Prince (1981)	Executive Vice President (since 2025).	Managing Director of BlackRock, Inc. (since 2023); Director of BlackRock, Inc. (2015-2022); Head of U.S. iShares Product (since 2025); Head of iShares Product Consulting (2015-2025).
The Board has concluded that, based on each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees, each Trustee should serve as a Trustee of the Board. Among the attributes common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Funds' investment adviser, other service providers, counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees. A Trustee’s ability to perform his or her duties effectively may have been attained through the Trustee’s educational background or professional training; business, consulting, public service or academic positions; experience from service as a Board member of the Funds and the other funds in the Trust (and any predecessor funds), other investment funds, public companies, or non-profit entities or other organizations; and/or other life experiences. Also, set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each Trustee that led the Board to conclude that he or she should serve (or continue to serve) as a Trustee.
Robert S. Kapito has been a Trustee of the Trust since 2009. Mr. Kapito has also served as a Director of iShares, Inc. since 2009, a Trustee of iShares U.S. ETF Trust since 2011 and a Director of BlackRock, Inc. since 2006. Mr. Kapito served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2010 to 2015. In addition, he has over 20 years of experience as part of BlackRock, Inc. and BlackRock’s predecessor entities. Mr. Kapito serves as President of BlackRock, Inc., and is a member of the Global Executive Committee and Chairman of the Global Operating Committee. He is responsible for day-to-day oversight of BlackRock's key operating units, including Investment Strategies, Client Businesses, Technology & Operations, and Risk & Quantitative Analysis. Prior to assuming his current responsibilities in 2007, Mr. Kapito served as Vice Chairman of BlackRock, Inc. and Head of BlackRock's Portfolio Management Group. In that role, he was responsible for overseeing all portfolio management within BlackRock, including the Fixed Income, Equity, Liquidity, and Alternative Investment Groups. Mr. Kapito serves as a member of the Board of Trustees of the University of Pennsylvania and the Harvard Business School Board of Dean’s Advisors. He has also been President of the Board of Directors for the Hope & Heroes Children's Cancer Fund since 2002. Mr. Kapito earned a BS degree in economics from the Wharton School of the University of Pennsylvania in 1979, and an MBA degree from Harvard Business School in 1983.
Stephen Cohen has been a Trustee of the Trust since 2024. Mr. Cohen has also served as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust since 2024. Mr. Cohen has also served as a Director of BlackRock Investment Management (UK) Limited, Director of BlackRock International Limited, and Director of BlackRock Group Limited since 2021. Mr. Cohen, Senior Managing Director, is BlackRock’s Chief Product Officer and a member of the Global Executive Committee. Mr. Cohen is responsible for the business strategy, innovation and commercialization of BlackRock’s full investment product platform, aligning product strategies with client needs and market trends, and unlocking new growth opportunities across iShares, Active, and Private Markets. Before assuming his current role in January 2024, Mr. Cohen served as the Head of Europe, Middle East and Africa from 2021, leading BlackRock in the region. He was previously Head of the iShares, Index and Wealth businesses in EMEA, overseeing BlackRock's relationships with wealth management firms and platforms, the development and distribution of active and index investments, and the firm’s equity index portfolio management capability in the region. Having joined BlackRock in 2011, Mr. Cohen initially served as the Chief Investment Strategist for International Fixed Income and iShares, and then, in 2016, as Global Head of Fixed Income Indexing. Prior to BlackRock, Mr. Cohen was Global Head of Equity Linked Strategy at Nomura Holdings, Inc. Mr. Cohen’s career began at UBS in 1996 before he joined ING Barings in 2003, having served as Director, Fixed Income at each firm. Mr. Cohen earned a Bachelor of Science degree in Economics from the University of Southampton, and holds certifications as a SFA Futures and Options Representative, a SFA Securities Registered Representative, and an IFPR Material Risk Taker.
John E. Kerrigan has been a Trustee of the Trust since 2005 and Chair of the Trust's Board since 2022. Mr. Kerrigan has also served as a Director of iShares, Inc. since 2005, a Trustee of iShares U.S. ETF Trust since 2011, Chair of the Equity Plus and Nominating and Governance Committees of each Board from 2019 to 2021, and as Chair of each Board since 2022. Mr.
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Kerrigan served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2010 to 2015. Mr. Kerrigan served as Chief Investment Officer of Santa Clara University from 2002 to 2025. Mr. Kerrigan was formerly a Managing Director at Merrill Lynch & Co., including the following responsibilities: Managing Director, Institutional Client Division, Western United States. Mr. Kerrigan has been a Director, since 1999, of The BASIC Fund (Bay Area Scholarships for Inner City Children). Mr. Kerrigan has a BA degree from Boston College and is a Chartered Financial Analyst Charterholder.
Jane D. Carlin has been a Trustee of the Trust since 2015 and Chair of the Securities Lending Committee since 2025. Ms. Carlin has also served as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust since 2015 and Chair of the Securities Lending Committee of each Board since 2025. Ms. Carlin has served as a consultant since 2012 and formerly served as Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley from 2006 to 2012. In addition, Ms. Carlin served as Managing Director and Global Head of the Bank Operational Risk Oversight Department of Credit Suisse Group from 2003 to 2006. Prior to that, Ms. Carlin served as Managing Director and Deputy General Counsel of Morgan Stanley. Ms. Carlin has over 30 years of experience in the financial sector and has served in a number of legal, regulatory, and risk management positions. Ms. Carlin has served as a member of the Audit Committee and as a Director of The Hanover Insurance Group, Inc., each since 2016, and as Chair of the Audit Committee since 2020. Ms. Carlin served as a member of the Audit Committee from 2012 to 2018, Chair of the Nominating and Governance Committee from 2017 to 2018 and as an Independent Director on the Board of PHH Corporation from 2012 to 2018. She previously served as a Director on the Boards of Astoria Financial Corporation and Astoria Bank. Ms. Carlin was appointed by the United States Treasury to the Financial Services Sector Coordinating Council for Critical Infrastructure Protection and Homeland Security, where she served as Chairperson from 2010 to 2012 and Vice Chair and Chair of the Cyber Security Committee from 2009 to 2010. Ms. Carlin has a BA degree in political science from State University of New York at Stony Brook and a JD degree from Benjamin N. Cardozo School of Law.
Richard L. Fagnani has been a Trustee of the Trust since 2017 and Chair of the 15(c) Committee since 2025. Mr. Fagnani has also served as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust since 2017 and Chair of the 15(c) Committee of each Board since 2025. Mr. Fagnani served as an Advisory Board Member of the Trust, iShares U.S. ETF Trust and iShares, Inc. from April 2017 to June 2017. Mr. Fagnani served as a Senior Audit Partner at KPMG LLP from 2002 to 2016, most recently as the U.S. asset management audit practice leader responsible for setting strategic direction and execution of the operating plan for the asset management audit practice. In addition, from 1977 to 2002, Mr. Fagnani served as an Audit Partner at Andersen LLP, where he developed and managed the asset management audit practice in the Philadelphia office. Mr. Fagnani served as a Trustee on the Board of the Walnut Street Theater in Philadelphia from 2009 to 2014 and as a member of the School of Business Advisory Board at LaSalle University from 2006 to 2014. Mr. Fagnani has also served as a Director of One Generation Away, a non-profit which works to bring healthy food directly to people in need, since 2021. Mr. Fagnani has a BS degree in Accounting from LaSalle University.
Laura F. Fergerson has been a Trustee of the Trust since 2024 and Chair of the Audit Committee of the Trust since 2025. Ms. Fergerson has also served as a Director of iShares, Inc., a Trustee of iShares U.S. ETF Trust since 2024, and Chair of the Audit Committee of each Board since 2025. From 2017 to 2024, Ms. Fergerson was the President of Franklin Templeton Services, LLC where she led the global fund administration division. Prior to that, she held various roles at Franklin Templeton since 1993, which included managing financial and regulatory reporting and global fund tax. Ms. Fergerson has been a Director, since 2019, of the Crocker Art Museum Association and was the President, from 2022 to 2023, of the Crocker Art Museum Foundation. Ms. Fergerson has a BA degree in Economics from the University of California, Berkeley and is a Certified Public Accountant (inactive) and a member of the American Institute of Certified Public Accountants.
Cecilia H. Herbert has been a Trustee of the Trust since 2005. Ms. Herbert has also served as a Director of iShares, Inc. since 2005, a Trustee of iShares U.S. ETF Trust since 2011 and Chair of the Trust's Board from 2016 to 2021. Ms. Herbert served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2010 to 2015. Previously, Ms. Herbert served as Trustee of the Montgomery Funds from 1992 to 2003, the Pacific Select Funds from 2004 to 2005, the Forward Funds from 2009 to 2018, the Salient Funds from 2015 to 2018 and the Thrivent Church Loan and Income Fund from 2019 to 2022. She has served as a member of the Finance, Audit and Quality Committees and Trustee of Stanford Health Care since 2016 and became Chair of the Finance Committee of Stanford Health Care in 2019. She has served as a Trustee of WNET, New York’s public media station, since 2011 and a Member of its Audit Committee since 2018. She was appointed to the Wyoming State Investment Funds Committee in 2022. She became a member of the Governing Council of the Independent Directors Council in 2018. She served as a Director of the Senior Center of Jackson Hole from 2020 to 2023 and of the Jackson Hole Center for the Arts since 2021. She was President of the Board of Catholic Charities CYO, the largest social services agency in the San Francisco Bay Area, from 2007 to 2011 and a member of that board from 1992 to 2013. From 1973 to 1990 she worked at J.P.
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Morgan/Morgan Guaranty Trust doing international corporate finance and corporate lending, retiring as Managing Director and Head of the West Coast Office. Ms. Herbert has been on numerous non-profit boards, chairing investment and finance committees. She holds a double major in economics and communications from Stanford University and an MBA from Harvard Business School.
James Lam has been a Trustee of the Trust since 2024 and Chair of the Risk Committee of the Trust since 2025. Mr. Lam has also served as a Director of iShares, Inc., a Trustee of iShares U.S. ETF Trust since 2024, and Chair of the Risk Committee of each Board since 2025. Mr. Lam has over 40 years of experience in corporate governance and risk management as a board director, management consultant, and chief risk officer. He has previously served as a director on public, private, and fund boards, including leadership roles as the chair of the risk, audit, and compliance committees. From 2012 to 2020, Mr. Lam was a Director of E*TRADE Financial and E*TRADE Bank, where he served as Risk Oversight Committee Chair and Audit Committee Member. Mr. Lam has been President of James Lam & Associates, Inc., a risk management consulting firm serving global clients across all major industry sectors, since 2002. Previously, Mr. Lam served as Founder and President of ERisk, a Partner of Oliver Wyman, and the Chief Risk Officer of Fidelity Investments. Mr. Lam has served as a Director of the FAIR Institute, a not-for-profit organization dedicated to advancing the discipline of cyber risk quantification, since 2020. Mr. Lam is the author of “Enterprise Risk Management” and “Implementing Enterprise Risk Management,” leading risk management books. He holds the NACD Directorship Certification and the NACD CERT Certificate in Cyber-Risk Oversight. Mr. Lam has been an adjunct professor at Carnegie Mellon University since 2018 and a member of the Zicklin School of Business Dean's Council of Baruch College since 2017. Mr. Lam has a BBA from Baruch College and an MBA from the University of California, Los Angeles.
Drew E. Lawton has been a Trustee of the Trust since 2017 and Chair of the Fixed Income Plus Committee of the Trust since 2025. Mr. Lawton has also served as a Director of iShares, Inc., a Trustee of iShares U.S. ETF Trust, and Chair of the Fixed Income Plus Committee of each Board since 2025. Mr. Lawton also served as an Advisory Board Member of the Trust, iShares, Inc. and iShares U.S. ETF Trust from 2016 to 2017. Mr. Lawton served as Director of Principal Funds, Inc., Principal Variable Contracts Funds, Inc. and Principal Exchange-Traded Funds from March 2016 to October 2016. Mr. Lawton has also served as a member of the Compensation and Finance and Risk Committees and Director of Jackson Financial Inc. since 2021. Mr. Lawton served in various capacities at New York Life Insurance Company from 2010 to 2015, most recently as a Senior Managing Director and Chief Executive Officer of New York Life Investment Management. From 2008 to 2010, Mr. Lawton was the President of Fridson Investment Advisors, LLC. Mr. Lawton previously held multiple roles at Fidelity Investments from 1997 to 2008. Mr. Lawton has been an Adjunct Professor at the University of North Texas since 2021. Mr. Lawton has a BA degree in Administrative Science from Yale University and an MBA from University of North Texas.
John E. Martinez has been a Trustee of the Trust since 2003 and Chair of the Equity Plus Committee of the Trust since 2025. Mr. Martinez has also served as a Director of iShares, Inc. since 2003, a Trustee of iShares U.S. ETF Trust since 2011, and Chair of the Equity Plus Committee of each Board since 2025. Mr. Martinez served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2010 to 2015. Mr. Martinez is a Director of Real Estate Equity Exchange, Inc., providing governance oversight and consulting services to this privately held firm that develops products and strategies for homeowners in managing the equity in their homes. From 2017 to 2020, Mr. Martinez served as a Board member for the Cloudera Foundation. Mr. Martinez previously served as Director of Barclays Global Investors (“BGI”) UK Holdings, where he provided governance oversight representing BGI’s shareholders (Barclays PLC, BGI management shareholders) through oversight of BGI’s worldwide activities. Mr. Martinez also previously served as Co-Chief Executive Officer of the Global Index and Markets Group of BGI, Chairman of Barclays Global Investor Services and Chief Executive Officer of the Capital Markets Group of BGI. From 2003 to 2012, he was a Director and Executive Committee Member for Larkin Street Youth Services. He now serves on the Larkin Street Honorary Board. From 2012 to 2016, Mr. Martinez served as a Director for Reading Partners. Mr. Martinez has an AB degree in economics from The University of California, Berkeley and holds an MBA degree in finance and statistics from The University of Chicago Booth School of Business.
Madhav V. Rajan has been a Trustee of the Trust since 2011 and Chair of the Nominating and Governance Committee of the Trust since 2025. Mr. Rajan has also served as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust since 2011, and Chair of the Nominating and Governance Committee of each Board since 2025. Mr. Rajan served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2011 to 2015. Mr. Rajan is the Dean and George Pratt Shultz Professor of Accounting at the University of Chicago Booth School of Business and also serves as Chair of the Board for the Center for Research in Security Prices, LLC, an affiliate of the University of Chicago Booth School of Business, since 2020. He has served on the Advisory Board of C.M. Capital Corporation since 2016 and as a Director of C.M. Capital Corporation since 2020. Mr. Rajan has served as a director of WellBe Senior Medical since 2023. From 2001 to 2017, Mr. Rajan was the Robert K. Jaedicke
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Professor of Accounting at the Stanford University Graduate School of Business. In April 2017, he received the school’s Robert T. Davis Award for Lifetime Achievement and Service. He has taught accounting for over 25 years to undergraduate, MBA and law students, as well as to senior executives. From 2010 to 2016, Mr. Rajan served as the Senior Associate Dean for Academic Affairs and head of the MBA Program at the Stanford University Graduate School of Business. Mr. Rajan served as editor of “The Accounting Review” from 2002 to 2008 and is co-author of “Cost Accounting: A Managerial Emphasis,” a leading cost accounting textbook. From 2013 to 2018, Mr. Rajan served on the Board of Directors of Cavium Inc., a semiconductor company. Mr. Rajan holds MS and PhD degrees in Accounting from Carnegie Mellon University.
Board – Leadership Structure and Oversight Responsibilities
Overall responsibility for oversight of the Funds rests with the Board. The Board has engaged BFA to manage the Funds on a day-to-day basis. The Board is responsible for overseeing BFA and other service providers in the operations of the Funds in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust’s charter. The Board is currently composed of eleven members, nine of whom are Independent Trustees. The Board currently conducts regular in person meetings four times a year. In addition, the Board frequently holds special in person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. The Independent Trustees meet regularly outside the presence of management, in executive session or with other service providers to the Trust.
The Board has appointed an Independent Trustee to serve in the role of Board Chair. The Board Chair’s role is to preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Board Chair may also perform such other functions as may be delegated by the Board from time to time. The Board has established seven standing Committees: a Nominating and Governance Committee, an Audit Committee, a 15(c) Committee, a Securities Lending Committee, a Risk Committee, an Equity Plus Committee and a Fixed Income Plus Committee to assist the Board in the oversight and direction of the business and affairs of the Funds, and from time to time the Board may establish ad hoc committees or informal working groups to review and address the policies and practices of the Funds with respect to certain specified matters. The Chair of each standing Committee is an Independent Trustee. The role of the Chair of each Committee is to preside at all meetings of the Committee and to act as a liaison with service providers, officers, attorneys and other Trustees between meetings. Each standing Committee meets regularly to conduct the oversight functions delegated to the Committee by the Board and reports its finding to the Board. The Board and each standing Committee conduct annual assessments of their oversight function and structure. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise independent judgment over management and it allocates areas of responsibility among committees of Independent Trustees and the full Board to enhance effective oversight.
Day-to-day risk management with respect to the Funds is the responsibility of BFA or other service providers (depending on the nature of the risk), subject to the supervision of BFA. Each Fund is subject to a number of risks, including investment, compliance, operational, reputational, counterparty and valuation risks, among others. While there are a number of risk management functions performed by BFA and other service providers, as applicable, it is not possible to identify and eliminate all of the risks applicable to the Funds. The Trustees have an oversight role in this area, satisfying themselves that risk management processes and controls are in place and operating effectively. Risk oversight forms part of the Board’s general oversight of each Fund and is addressed as part of various Board and committee activities. In some cases, risk management issues are specifically addressed in presentations and discussions. For example, BFA has an independent dedicated Risk and Quantitative Analysis Group (“RQA”) that assists BFA in managing fiduciary and corporate risks, including investment, operational, counterparty credit and enterprise risk. Representatives of RQA meet with the Board to discuss their analysis and methodologies, as well as specific risk topics such as operational and counterparty risks relating to the Funds. The Board, directly or through a committee, also reviews reports from, among others, management and the independent registered public accounting firm for the Trust, as appropriate, regarding risks faced by each Fund and management’s risk functions. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Trust's compliance program, including assessments by independent third parties, and reports to the Board regarding compliance matters for the Trust and its principal service providers. In testing and maintaining the compliance program, the Chief Compliance Officer (and his or her delegates) assesses key compliance risks affecting each Fund, and addresses them in periodic reports to the Board. In addition, the Audit Committee meets with both the Funds' independent registered public accounting firm and BFA’s internal audit group to review risk controls in place that support each Fund as well as test results. Board oversight of risk is also performed as needed between meetings through communications between BFA and the Board. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight
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responsibilities. From time to time, the Board may modify the manner in which it conducts risk oversight. The Board’s oversight role does not make it a guarantor of the Funds' investment performance or other activities.
Committees of the Board of Trustees.  The members of the Audit Committee are Laura F. Fergerson (Chair), Richard L. Fagnani (Co-Chair from January 1, 2025 to June 30, 2025), Cecilia H. Herbert and John E. Martinez, each of whom is an Independent Trustee. The purposes of the Audit Committee are to assist the Board (i) in its oversight of the Trust's accounting and financial reporting principles and policies and related controls and procedures maintained by or on behalf of the Trust; (ii) in its oversight of the Trust's financial statements and the independent audit thereof; (iii) in selecting, evaluating and, where deemed appropriate, replacing the independent accountants (or nominating the independent accountants to be proposed for shareholder approval in any proxy statement); (iv) in evaluating the independence of the independent accountants; (v) in complying with legal and regulatory requirements that relate to the Trust's accounting and financial reporting, internal controls, compliance controls and independent audits; and (vi) to assume such other responsibilities as may be delegated by the Board. The Audit Committee met five times during the fiscal year ended July 31, 2025.
The members of the Nominating and Governance Committee are Madhav V. Rajan (Chair), Richard L. Fagnani, Laura F. Fergerson, and Cecilia H. Herbert, each of whom is an Independent Trustee. The Nominating and Governance Committee nominates individuals for Independent Trustee membership on the Board and recommends appointments to the Advisory Board. The Nominating and Governance Committee functions include, but are not limited to, the following: (i) reviewing the qualifications of any person properly identified or nominated to serve as an Independent Trustee; (ii) recommending to the Board and current Independent Trustees the nominee(s) for appointment as an Independent Trustee by the Board and current Independent Trustees and/or for election as Independent Trustees by shareholders to fill any vacancy for a position of Independent Trustee(s) on the Board; (iii) recommending to the Board and current Independent Trustees the size and composition of the Board and Board committees and whether they comply with applicable laws and regulations; (iv) recommending a current Independent Trustee to the Board and current Independent Trustees to serve as Board Chair; (v) periodic review of the Board's retirement policy; and (vi) recommending an appropriate level of compensation for the Independent Trustees for their services as Trustees, members or chairpersons of committees of the Board, Board Chair and any other positions as the Nominating and Governance Committee considers appropriate. The Nominating and Governance Committee does not consider Board nominations recommended by shareholders (acting solely in their capacity as a shareholder and not in any other capacity). The Nominating and Governance Committee met three times during the fiscal year ended July 31, 2025.
Each Independent Trustee serves on the 15(c) Committee. The Chair of the 15(c) Committee is Richard L. Fagnani. The principal responsibilities of the 15(c) Committee are to support, oversee and organize on behalf of the Board the process for the annual review and renewal of the Trust's advisory and sub-advisory agreements. These responsibilities include: (i) meeting with BlackRock, Inc. in advance of the Board meeting at which the Trust's advisory and sub-advisory agreements are to be considered to discuss generally the process for providing requested information to the Board and the format in which information will be provided; and (ii) considering and discussing with BlackRock, Inc. such other matters and information as may be necessary and appropriate for the Board to evaluate the investment advisory and sub-advisory agreements of the Trust. The 15(c) Committee met two times during the fiscal year ended July 31, 2025.
The members of the Securities Lending Committee are Jane D. Carlin (Chair), James C. Lam, Drew E. Lawton and John E. Martinez, each of whom is an Independent Trustee. The principal responsibilities of the Securities Lending Committee are to support, oversee and organize on behalf of the Board the process for oversight of the Trust's securities lending activities. These responsibilities include: (i) requesting that certain information be provided to the Committee for its review and consideration prior to such information being provided to the Board; (ii) considering and discussing with BlackRock, Inc. such other matters and information as may be necessary and appropriate for the Board to oversee the Trust's securities lending activities and make required findings and approvals; and (iii) providing a recommendation to the Board regarding the annual approval of the Trust's Securities Lending Guidelines and the required findings with respect to, and annual approval of, the Trust's agreement with the securities lending agent. The Securities Lending Committee met six times during the fiscal year ended July 31, 2025.
The members of the Equity Plus Committee are John E. Martinez (Chair), Jane D. Carlin, Richard L. Fagnani, and Cecilia H. Herbert, each of whom is an Independent Trustee. The principal responsibilities of the Equity Plus Committee are to support, oversee and organize on behalf of the Board the process for oversight of Trust performance and related matters for equity funds. These responsibilities include: (i) reviewing quarterly reports regarding Trust performance, secondary market trading and changes in net assets to identify any matters that should be brought to the attention of the Board; and (ii) considering
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any performance or investment related matters as may be delegated to the Committee by the Board from time to time and providing a report or recommendation to the Board as appropriate. The Equity Plus Committee met four times during the fiscal year ended July 31, 2025.
The members of the Fixed Income Plus Committee are Drew E. Lawton (Chair), Laura F. Fergerson, James C. Lam and Madhav V. Rajan, each of whom is an Independent Trustee. The principal responsibilities of the Fixed Income Plus Committee are to support, oversee and organize on behalf of the Board the process for oversight of Trust performance and related matters for fixed-income or multi-asset funds. These responsibilities include: (i) reviewing quarterly reports regarding Trust performance, secondary market trading and changes in net assets to identify any matters that should be brought to the attention of the Board; and (ii) considering any performance or investment related matters as may be delegated to the Committee by the Board from time to time and providing a report or recommendation to the Board as appropriate. The Fixed Income Plus Committee met four times during the fiscal year ended July 31, 2025.
The members of the Risk Committee are James C. Lam (Chair), Jane D. Carlin (Co-Chair from January 1, 2025 to June 30, 2025), Cecilia H. Herbert, Drew E. Lawton and Madhav V. Rajan, each of whom is an Independent Trustee. The principal responsibility of the Risk Committee is to consider and organize on behalf of the Board risk related matters of the Funds so the Board may most effectively structure itself to oversee them. The Risk Committee commenced on January 1, 2016. The Risk Committee met five times during the fiscal year ended July 31, 2025.
As the Chair of the Board, John E. Kerrigan may serve as an ex-officio member of each Committee.
The following table sets forth, as of December 31, 2024, the dollar range of equity securities beneficially owned by each Trustee in the Funds and in other registered investment companies overseen by the Trustee within the same family of investment companies as the Trust. If a fund is not listed below, the Trustee did not own any securities in that fund as of the date indicated above:
Name	Fund	Dollar Range of Equity Securities in Named Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Robert S. Kapito	None	None	None

Stephen Cohen[1]	None	None	None

John E. Kerrigan	iShares Core MSCI Emerging Markets ETF	$1-$10,000	Over $100,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares ESG Advanced MSCI EAFE ETF	$1-$10,000
	iShares ESG Advanced MSCI USA ETF	$10,001-$50,000
	iShares ESG Aware MSCI EAFE ETF	$10,001-$50,000
	iShares ESG Aware MSCI EM ETF	$1-$10,000
	iShares ESG Aware MSCI USA ETF	$10,001-$50,000
	iShares ESG Aware MSCI USA Small-Cap ETF	$10,001-$50,000
	iShares ESG MSCI KLD 400 ETF	$10,001-$50,000
	iShares Future Exponential Technologies ETF	Over $100,000
	iShares Genomics Immunology and Healthcare ETF	$50,001-$100,000
	iShares Global Clean Energy ETF	Over $100,000
	iShares Global Infrastructure ETF	Over $100,000
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Name	Fund	Dollar Range of Equity Securities in Named Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
	iShares MSCI ACWI ex U.S. ETF	Over $100,000
	iShares MSCI EAFE Growth ETF	$10,001-$50,000
	iShares MSCI EAFE Value ETF	$10,001-$50,000
	iShares MSCI Emerging Markets ex China ETF	$10,001-$50,000
	iShares MSCI USA Equal Weighted ETF	Over $100,000
	iShares ESG Optimized MSCI USA ETF	$10,001-$50,000
	iShares MSCI USA Quality Factor ETF	$10,001-$50,000
	iShares S&P 500 Growth ETF	$50,001-$100,000
	iShares S&P 500 Value ETF	$10,001-$50,000
	iShares U.S. Infrastructure ETF	$1-$10,000
	iShares U.S. Technology ETF	$10,001-$50,000

Jane D. Carlin	iShares Core MSCI EAFE ETF	$50,001-$100,000	Over $100,000
	iShares Core MSCI Emerging Markets ETF	$10,001-$50,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P Mid-Cap ETF	$10,001-$50,000
	iShares Core S&P Small-Cap ETF	Over $100,000
	iShares Global Clean Energy ETF	$1-$10,000
	iShares MSCI ACWI ex U.S. ETF	$50,001-$100,000
	iShares MSCI Global Select Metals and Mining Producers	$10,001-$50,000
	iShares Select Dividend ETF	$50,001-$100,000
	iShares Short Treasury Bond ETF	$10,001-$50,000

Richard L. Fagnani	iShares Core Dividend Growth ETF	Over $100,000	Over $100,000
	iShares Core MSCI EAFE ETF	$50,001-$100,000
	iShares Core MSCI Europe ETF	$50,001-$100,000
	iShares Core MSCI International Developed Markets ETF	Over $100,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P Small-Cap ETF	Over $100,000
	iShares Core S&P Total U.S. Stock Market ETF	Over $100,000
	iShares Core S&P U.S. Growth ETF	Over $100,000
	iShares International Dividend Growth ETF	$50,001-$100,000
	iShares Morningstar Growth ETF	Over $100,000
	iShares Morningstar Mid-Cap ETF	Over $100,000
	iShares Morningstar Mid-Cap Value ETF	$10,001-$50,000
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Name	Fund	Dollar Range of Equity Securities in Named Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
	iShares MSCI Intl Momentum Factor ETF	Over $100,000
	iShares MSCI Intl Value Factor ETF	$50,001-$100,000
	iShares U.S. Real Estate ETF	$10,001-$50,000

Laura F. Fergerson[2]	iShares Core S&P Small-Cap ETF	$50,001-$100,000	Over $100,000
	iShares Preferred and Income Securities ETF	Over $100,000
	iShares Russell 1000 Growth ETF	$50,001-$100,000
	iShares Russell 2000 Growth ETF	$50,001-$100,000

Cecilia H. Herbert	iShares 1-5 Year Investment Grade Corporate Bond ETF	$10,001-$50,000	Over $100,000
	iShares Core Dividend Growth ETF	Over $100,000
	iShares Core MSCI Total International Stock ETF	$10,001-$50,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P U.S. Growth ETF	Over $100,000
	iShares Core S&P U.S. Value ETF	Over $100,000
	iShares MSCI USA Value Factor ETF	Over $100,000

James Lam[2]	iShares 7-10 Year Treasury Bond ETF	Over $100,000	Over $100,000
	iShares 10-20 Year Treasury Bond ETF	$50,001-$100,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P Mid-Cap ETF	Over $100,000
	iShares Dow Jones U.S. ETF	Over $100,000
	iShares Global Infrastructure ETF	$50,001-$100,000
	iShares Russell 2000 Growth ETF	Over $100,000
	iShares Russell 2000 Value ETF	Over $100,000
	iShares S&P 500 Growth ETF	Over $100,000
	iShares S&P 500 Value ETF	Over $100,000
	iShares Semiconductor ETF	$50,001-$100,000
	iShares TIPS Bond ETF	Over $100,000

Drew E. Lawton	iShares 1-3 Year Treasury Bond ETF	Over $100,000	Over $100,000
	iShares 20+ Year Treasury Bond BuyWrite Strategy ETF	$50,001-$100,000
	iShares Biotechnology ETF	$50,001-$100,000
	iShares Core Dividend Growth ETF	Over $100,000
	iShares Core MSCI Total International Stock ETF	$10,001-$50,000
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Name	Fund	Dollar Range of Equity Securities in Named Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
	iShares Core S&P Total U.S. Stock Market ETF	Over $100,000
	iShares Core US Aggregate Bond ETF	$50,001-$100,000
	iShares Expanded Tech Sector ETF	$50,001-$100,000
	iShares Future Exponential Technologies ETF	Over $100,000
	iShares Global Financials ETF	$10,001-$50,000
	iShares MSCI Japan ETF	$50,001-$100,000
	iShares U.S. Financial Services ETF	$10,001-$50,000
	iShares U.S. Financials ETF	$10,001-$50,000
	iShares U.S. Healthcare ETF	Over $100,000

John E. Martinez	iShares Core MSCI International Developed Markets ETF	$10,001-$50,000	Over $100,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P Small-Cap ETF	Over $100,000
	iShares Global Consumer Staples ETF	$50,001-$100,000
	iShares Large Cap Max Buffer Sep ETF	Over $100,000
	iShares Russell 1000 ETF	Over $100,000
	iShares Russell 2000 ETF	Over $100,000

Madhav V. Rajan	iShares Core MSCI International Developed Markets ETF	Over $100,000	Over $100,000
	iShares Core S&P 500 ETF	Over $100,000

1
Appointed to serve as an Interested Trustee effective March 5, 2024.
2
Appointed to serve as an Independent Trustee effective April 8, 2024.
As of December 31, 2024, none of the Independent Trustees or their immediate family members owned beneficially or of record any securities of BFA (the Funds' investment adviser), the Distributor or any person controlling, controlled by or under common control with BFA or the Distributor.
Remuneration of Trustees and Advisory Board Members.  Effective January 1, 2025, each current Independent Trustee is paid an annual retainer of $475,000 for his or her services as a Board member to the BlackRock-advised Funds in the iShares Complex, together with out-of-pocket expenses in accordance with the Board’s policy on travel and other business expenses relating to attendance at meetings. The annual retainer for services as an Advisory Board Member is the same as the annual retainer for services as a Board member. The Independent Chair of the Board is paid an additional annual retainer of $125,000. The Chair of each of the Audit Committee, Risk Committee, Equity Plus Committee, Fixed Income Plus Committee, Securities Lending Committee, Nominating and Governance Committee and 15(c) Committee is paid an additional annual retainer of $50,000. The Co-Chair of each of the Audit Committee and Risk Committee was paid an additional retainer of $25,000. Prior to January 1, 2025, each Independent Trustee that served as a director of subsidiaries of the iShares Complex was paid an additional annual retainer of $10,000.
The table below sets forth the compensation paid to each Independent Trustee for services to the Funds and the aggregate compensation paid to them for services to the iShares Complex. Because BFA has agreed in the Investment Advisory
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Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation from its management fees. Compensation from the iShares Complex is not paid to Interested Trustees.
Trustee	Aggregate Compensation for the Funds in this SAI[1]	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Benefits Upon Retirement	Aggregate Compensation for the iShares Complex[2]
Interested Trustees:

Robert S. Kapito	None	Not Applicable	Not Applicable	None
Stephen Cohen[3]	None	Not Applicable	Not Applicable	None

Independent Trustees:

Jane D. Carlin	$12,100	Not Applicable	Not Applicable	$505,000
Richard L. Fagnani	11,993	Not Applicable	Not Applicable	515,000
Laura F. Fergerson[4]	10,502	Not Applicable	Not Applicable	341,250
Cecilia H. Herbert	11,612	Not Applicable	Not Applicable	525,000
John E. Kerrigan	13,856	Not Applicable	Not Applicable	580,000
James Lam[4]	10,502	Not Applicable	Not Applicable	341,250
Drew E. Lawton	12,188	Not Applicable	Not Applicable	500,000
John E. Martinez	11,954	Not Applicable	Not Applicable	490,000
Madhav V. Rajan	11,954	Not Applicable	Not Applicable	490,000

1
Calculated by multiplying the “Aggregate Compensation for the iShares Complex” by the number of Funds in this SAI compared to the number of funds in the iShares Complex as of the fiscal year end.
2
Includes compensation for services to iShares, Inc., iShares Trust, and iShares U.S. ETF Trust for the most recent calendar year end.
3
Appointed to serve as an Interested Trustee effective March 5, 2024.
4
Appointed to serve as an Independent Trustee effective April 8, 2024.
Control Persons and Principal Holders of Securities.
The Trustees and officers of the Trust collectively owned less than 1% of each Fund's outstanding shares as of October 31, 2025.
Although the Trust does not have information concerning the beneficial ownership of shares held in the names of Depository Trust Company (“DTC”) participants (as defined below), as of October 31, 2025, the name and percentage ownership of each DTC participant that owned of record 5% or more of the outstanding shares of a Fund were as follows:

Fund	Name	Percentage of Ownership
iShares LifePath Retirement ETF	National Financial Services LLC 245 Summer Street Boston, MA 02210	29.29%
	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	23.05%
	Morgan Stanley Smith Barney LLC One New York Plaza New York, NY 10004	21.98%
	VANGUARD Marketing Corporation 100 Vanguard Boulevard Malvern, PA 19355	11.31%

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Fund	Name	Percentage of Ownership
iShares LifePath Target Date 2030 ETF	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	30.87%
	National Financial Services LLC 245 Summer Street Boston, MA 02210	30.27%
	Morgan Stanley Smith Barney LLC One New York Plaza New York, NY 10004	15.02%

iShares LifePath Target Date 2035 ETF	National Financial Services LLC 245 Summer Street Boston, MA 02210	32.44%
	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	24.02%
	Morgan Stanley Smith Barney LLC One New York Plaza New York, NY 10004	14.63%
	Robinhood Securities, LLC 85 Willow Road Menlo Park, CA 94025	5.41%
	VANGUARD Marketing Corporation 100 Vanguard Boulevard Malvern, PA 19355	5.07%

iShares LifePath Target Date 2040 ETF	National Financial Services LLC 245 Summer Street Boston, MA 02210	36.16%
	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	23.64%
	Morgan Stanley Smith Barney LLC One New York Plaza New York, NY 10004	14.28%
	Robinhood Securities, LLC 85 Willow Road Menlo Park, CA 94025	6.93%

iShares LifePath Target Date 2045 ETF	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	24.67%
	National Financial Services LLC 245 Summer Street Boston, MA 02210	21.81%
	Robinhood Securities, LLC 85 Willow Road Menlo Park, CA 94025	12.63%
	Morgan Stanley Smith Barney LLC One New York Plaza New York, NY 10004	11.62%
	J.P. Morgan Securities, LLC/JPMC 383 Madison Avenue New York, NY 10179	7.91%

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Fund	Name	Percentage of Ownership
	Apex Clearing Corporation One Dallas Center 350 M. St. Paul Suite 1300 Dallas, TX 75201	7.11%
iShares LifePath Target Date 2050 ETF	National Financial Services LLC 245 Summer Street Boston, MA 02210	23.19%
	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	20.29%
	Morgan Stanley Smith Barney LLC One New York Plaza New York, NY 10004	16.44%
	Robinhood Securities, LLC 85 Willow Road Menlo Park, CA 94025	14.30%
	Apex Clearing Corporation One Dallas Center 350 M. St. Paul Suite 1300 Dallas, TX 75201	6.05%

iShares LifePath Target Date 2055 ETF	Robinhood Securities, LLC 85 Willow Road Menlo Park, CA 94025	24.23%
	National Financial Services LLC 245 Summer Street Boston, MA 02210	19.38%
	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	17.91%
	Morgan Stanley Smith Barney LLC One New York Plaza New York, NY 10004	14.04%
	Apex Clearing Corporation One Dallas Center 350 M. St. Paul Suite 1300 Dallas, TX 75201	7.47%

iShares LifePath Target Date 2060 ETF	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	23.95%
	National Financial Services LLC 245 Summer Street Boston, MA 02210	15.85%
	Robinhood Securities, LLC 85 Willow Road Menlo Park, CA 94025	14.56%
	VANGUARD Marketing Corporation 100 Vanguard Boulevard Malvern, PA 19355	13.17%
	Morgan Stanley Smith Barney LLC One New York Plaza New York, NY 10004	7.69%
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Fund	Name	Percentage of Ownership
	Apex Clearing Corporation One Dallas Center 350 M. St. Paul Suite 1300 Dallas, TX 75201	6.37%
	Questrade Inc. 5700 Yonge Street Suite 1900 Toronto, Ontario, M2M 4K2 Canada	5.81%

iShares LifePath Target Date 2065 ETF	National Financial Services LLC 245 Summer Street Boston, MA 02210	30.84%
	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	22.15%
	Robinhood Securities, LLC 85 Willow Road Menlo Park, CA 94025	13.49%
	Morgan Stanley Smith Barney LLC One New York Plaza New York, NY 10004	7.19%
	BofA Securities, Inc. 100 N Tryon Street NC1-007-14-30 Charlotte, NC 28255	5.67%

iShares LifePath Target Date 2070 ETF	Pershing LLC One Pershing Plaza Jersey City, NJ 07399	43.22%
	National Financial Services LLC 245 Summer Street Boston, MA 02210	15.38%
	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	14.28%
	Morgan Stanley Smith Barney LLC One New York Plaza New York, NY 10004	7.41%
	BofA Securities, Inc. 100 N Tryon Street NC1-007-14-30 Charlotte, NC 28255	6.53%
Conflicts of Interest.  Certain activities of BlackRock, Inc., BlackRock Advisors, LLC, BlackRock Fund Advisors and the other subsidiaries of BlackRock, Inc. (collectively referred to in this section as “BlackRock”) and their respective directors, officers or employees, with respect to the Funds and/or other accounts managed by BlackRock, may give rise to actual or perceived conflicts of interest such as those described below.
BlackRock is one of the world’s largest asset management firms. BlackRock, its subsidiaries and their respective directors, officers and employees, including the business units or entities and personnel who may be involved in the investment activities and business operations of a Fund, are engaged worldwide in businesses, including managing equities, fixed income securities, cash and alternative investments, and other financial services, and have interests other than that of managing the Funds. These are considerations of which investors in a Fund should be aware, and which may cause conflicts of interest that could disadvantage a Fund and its shareholders. These businesses and interests include potential multiple
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advisory, transactional, financial and other relationships with, or interests in companies and interests in securities or other instruments that may be purchased or sold by a Fund.
BlackRock has proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of a Fund and/or that engage in transactions in the same types of securities, currencies and instruments as the Fund. BlackRock is also a major participant in the global currency, equities, swap and fixed income markets, in each case, for the accounts of clients and, in some cases, on a proprietary basis. As such, BlackRock is or may be actively engaged in transactions in the same securities, currencies, and instruments in which a Fund invests.
Such activities could affect the prices and availability of the securities, currencies, and instruments in which a Fund invests, which could have an adverse impact on a Fund’s performance. Such transactions, particularly in respect of most proprietary accounts or client accounts, will be executed independently of a Fund’s transactions and thus at prices or rates that may be more or less favorable than those obtained by the Fund. In addition, the portfolio holdings of certain BlackRock-advised investment vehicles managed in an identical or substantially similar manner as certain Funds are made publicly available on a more timely basis than the applicable Fund. In some cases, such portfolio holdings are made publicly available on a daily basis. While not expected, it is possible that a recipient of portfolio holdings information for such an investment vehicle could cause harm to a Fund that is managed in an identical or substantially similar manner, including by trading ahead of or against such Fund based on the information received.
When BlackRock seeks to purchase or sell the same assets for client accounts, including a Fund, the assets actually purchased or sold may be allocated among the accounts on a basis determined in its good faith discretion to be equitable. In some cases, this system may adversely affect the size or price of the assets purchased or sold for a Fund. In addition, transactions in investments by one or more other accounts managed by BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of a Fund, particularly, but not limited to, with respect to small capitalization, emerging market or less liquid strategies. This may occur with respect to BlackRock-advised accounts when investment decisions regarding a Fund are based on research or other information that is also used to support decisions for other accounts. When BlackRock implements a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for a Fund, market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Fund could otherwise be disadvantaged. BlackRock may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences, which may cause a Fund to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so.
Conflicts may also arise because portfolio decisions regarding a Fund may benefit other accounts managed by BlackRock. For example, the sale of a long position or establishment of a short position by a Fund may impair the price of the same security sold short by (and therefore benefit) BlackRock or its other accounts or funds, and the purchase of a security or covering of a short position in a security by a Fund may increase the price of the same security held by (and therefore benefit) BlackRock or its other accounts or funds.
BlackRock, on behalf of other client accounts, on the one hand, and a Fund, on the other hand, may invest in or extend credit to different parts of the capital structure of a single issuer. BlackRock may pursue rights, provide advice or engage in other activities, or refrain from pursuing rights, providing advice or engaging in other activities, on behalf of other clients with respect to an issuer in which a Fund has invested, and such actions (or refraining from action) may have a material adverse effect on the Fund. In situations in which clients of BlackRock (including the Funds) hold positions in multiple parts of the capital structure of an issuer, BlackRock may not pursue certain actions or remedies that may be available to a Fund, as a result of legal and regulatory requirements or otherwise. BlackRock addresses these and other potential conflicts of interest based on the facts and circumstances of particular situations. For example, BlackRock may determine to rely on information barriers between different business units or portfolio management teams. BlackRock may also determine to rely on the actions of similarly situated holders of loans or securities rather than, or in connection with, taking such actions itself on behalf of the Funds.
In addition, to the extent permitted by applicable law, certain Funds may invest their assets in other funds advised by BlackRock, including funds that are managed by one or more of the same portfolio managers, which could result in conflicts
64

of interest relating to asset allocation, timing of Fund purchases and redemptions or sales, and increased remuneration and profitability for BlackRock and/or its personnel, including portfolio managers.
In certain circumstances, BlackRock, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BlackRock. BlackRock may (but is not required to) effect purchases and sales between BlackRock clients (“cross trades”), including the Funds, if BlackRock believes such transactions are appropriate based on each party’s investment objectives and guidelines, subject to applicable law and regulation. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit BlackRock’s decision to engage in these transactions for the Funds. BlackRock may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.
BlackRock and its clients may pursue or enforce rights with respect to an issuer in which a Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of the Fund’s investments may be negatively impacted by the activities of BlackRock or its clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.
The results of a Fund’s investment activities may differ significantly from the results achieved by BlackRock for its proprietary accounts or other accounts (including investment companies or collective investment vehicles) that it manages or advises. It is possible that one or more accounts managed or advised by BlackRock and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which one or more proprietary or other accounts managed or advised by BlackRock achieve significant profits. The opposite result is also possible.
From time to time, a Fund may be restricted from purchasing or selling securities, or from engaging in other investment activities because of regulatory, legal or contractual requirements applicable to BlackRock or other accounts managed or advised by BlackRock, and/or the internal policies of BlackRock designed to comply with such requirements. As a result, there may be periods, for example, when BlackRock will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which BlackRock is performing services or when position limits have been reached. For example, the investment activities of BlackRock for its proprietary accounts and accounts under its management may limit the investment opportunities for a Fund in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.
In connection with its management of a Fund, BlackRock may have access to certain fundamental analysis and proprietary technical models developed by BlackRock. BlackRock will not be under any obligation, however, to effect transactions on behalf of a Fund in accordance with such analysis and models. In addition, BlackRock will not have any obligation to make available any information regarding its proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of a Fund and it is not anticipated that BlackRock will have access to such information for the purpose of managing the Fund. The proprietary activities or portfolio strategies of BlackRock, or the activities or strategies used for accounts managed by BlackRock or other client accounts could conflict with the transactions and strategies employed by BlackRock in managing a Fund.
The Funds may be included in investment models developed by BlackRock for use by clients and financial advisors. To the extent clients invest in these investment models and increase the assets under management of the Funds, the investment management fee amounts paid by the Funds to BlackRock may also increase. The net asset value and liquidity of a Fund may be impacted by purchases and sales of the Fund by model-driven investment portfolios, as well as by BlackRock itself and by its advisory clients. In addition, certain principals and certain employees of a Fund’s investment adviser are also principals or employees of other business units or entities within BlackRock. As a result, these principals and employees may have obligations to such other business units or entities or their clients and such obligations to other business units or entities or their clients may be a consideration of which investors in a Fund should be aware.
BlackRock may enter into transactions and invest in securities, instruments and currencies on behalf of a Fund in which clients of BlackRock, or, to the extent permitted by the SEC and applicable law, BlackRock, serves as the counterparty, principal or issuer. In such cases, such party’s interests in the transaction will be adverse to the interests of the Fund, and such party may have no incentive to assure that the Fund obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by a Fund may enhance the profitability of BlackRock.
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BlackRock may also create, write or issue derivatives for clients, the underlying securities, currencies or instruments of which may be those in which a Fund invests or which may be based on the performance of the Fund. Additionally, an affiliate of BlackRock will create, write or issue options, which may be based on the performance of certain Funds. BlackRock has entered into an arrangement with Markit Indices Limited, the index provider for underlying fixed-income indexes used by certain iShares ETFs, related to derivative fixed-income products that are based on such iShares ETFs. Trading activity in these derivative products could also potentially lead to greater liquidity for such products, increased purchase activity with respect to these iShares ETFs and increased assets under management for BlackRock. A Fund may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by BlackRock and may also enter into transactions with other clients of BlackRock where such other clients have interests adverse to those of the Fund. At times, these activities may cause business units or entities within BlackRock to give advice to clients that may cause these clients to take actions adverse to the interests of the Fund. To the extent such transactions are permitted, a Fund will deal with BlackRock on an arms-length basis.
To the extent authorized by applicable law, BlackRock may act as broker, dealer, agent, lender or adviser or in other commercial capacities for a Fund. It is anticipated that the commissions, mark-ups, markdowns, financial advisory fees, underwriting and placement fees, sales fees, financing and commitment fees, brokerage fees, other fees, compensation or profits, rates, terms and conditions charged by BlackRock will be in its view commercially reasonable, although BlackRock, including its sales personnel, will have an interest in obtaining fees and other amounts that are favorable to BlackRock and such sales personnel, which may have an adverse effect on the Funds. Index based funds may use an index provider that is affiliated with another service provider of the Fund or BlackRock that acts as a broker, dealer, agent, lender or in other commercial capacities for a Fund or BlackRock.
Subject to applicable law, BlackRock (and its personnel and other distributors) will be entitled to retain fees and other amounts that they receive in connection with their service to the Funds as broker, dealer, agent, lender, adviser or in other commercial capacities. No accounting to the Funds or their shareholders will be required, and no fees or other compensation payable by the Funds or their shareholders will be reduced by reason of receipt by BlackRock of any such fees or other amounts.
When BlackRock acts as broker, dealer, agent, adviser or in other commercial capacities in relation to the Funds, BlackRock may take commercial steps in its own interests, which may have an adverse effect on the Funds. A Fund will be required to establish business relationships with its counterparties based on the Fund’s own credit standing. BlackRock will not have any obligation to allow its credit to be used in connection with a Fund’s establishment of its business relationships, nor is it expected that the Fund’s counterparties will rely on the credit of BlackRock in evaluating the Fund’s creditworthiness.
BTC, an affiliate of BlackRock, pursuant to SEC exemptive relief, acts as securities lending agent to, and receives a share of securities lending revenues from, the Funds. BlackRock will also receive compensation for managing the reinvestment of the cash collateral from securities lending. There are potential conflicts of interests in managing a securities lending program, including but not limited to: (i) BlackRock as securities lending agent may have an incentive to, among other things, increase or decrease the amount of securities on loan or to lend particular securities in order to generate additional risk-adjusted revenue for BlackRock and its affiliates; and (ii) BlackRock as securities lending agent may have an incentive to allocate loans to clients that would provide more revenue to BlackRock. As described further below, BlackRock seeks to mitigate this conflict by providing its securities lending clients with equal lending opportunities over time in order to approximate pro rata allocation.
As part of its securities lending program, BlackRock indemnifies the Funds and certain other clients and/ or funds against a shortfall in collateral in the event of borrower default. On a regular basis, BlackRock calculates the potential dollar exposure of collateral shortfall resulting from a borrower default (“shortfall risk”) in the securities lending program. BlackRock establishes program-wide borrower limits (“credit limits”) to actively manage borrower-specific credit exposure. BlackRock oversees the risk model that calculates projected collateral shortfall values using loan-level factors such as loan and collateral type and market value as well as specific borrower credit characteristics. When necessary, BlackRock may adjust securities lending program attributes by restricting eligible collateral or reducing borrower credit limits. As a result, the management of program-wide exposure as well as BlackRock-specific indemnification exposure may affect the amount of securities lending activity BlackRock may conduct at any given point in time by reducing the volume of lending opportunities for certain loans (including by asset type, collateral type and/or revenue profile).
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BlackRock may decline to make a securities loan on behalf of a Fund, discontinue lending on behalf of a Fund or terminate a securities loan on behalf of a Fund for any reason, including but not limited to regulatory requirements and/or market rules, liquidity considerations, or credit considerations, which may impact Funds by reducing or eliminating the volume of lending opportunities for certain types of loans, loans in particular markets, loans of particular securities or types of securities, or for loans overall. In addition, some borrowers may prefer certain BlackRock lenders that provide additional protections against lender default that are favored by their prudential regulation.
BlackRock uses a predetermined systematic process in order to approximate pro rata allocation over time. In order to allocate a loan to a portfolio: (i) BlackRock as a whole must have sufficient lending capacity pursuant to the various program limits (i.e., indemnification exposure limit and borrower credit limits); (ii) the lending portfolio must hold the asset at the time a loan opportunity arrives; and (iii) the lending portfolio must also have enough inventory, either on its own or when aggregated with other portfolios into one single market delivery, to satisfy the loan request. In doing so, BlackRock seeks to provide equal lending opportunities for all portfolios, independent of whether BlackRock indemnifies the portfolio. Equal opportunities for lending portfolios does not guarantee equal outcomes. Specifically, short and long-term outcomes for individual clients may vary due to asset mix, asset/liability spreads on different securities, and the overall limits imposed by the firm.
Purchases and sales of securities and other assets for a Fund may be bunched or aggregated with orders for other BlackRock client accounts, including with accounts that pay different transaction costs solely due to the fact that they have different research payment arrangements. BlackRock, however, is not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that bunching or aggregating is not practicable or required, or in cases involving client direction.
Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.
BlackRock does not currently enter into arrangements to use the Fund’s assets for, or participate in, soft dollars, although BlackRock may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that BlackRock receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by BlackRock.
Subject to applicable law, BlackRock may select brokers that furnish BlackRock, the Funds, other BlackRock client accounts or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in BlackRock’s view, appropriate assistance to BlackRock in the investment decision-making process (including with respect to futures, fixed-price offerings and OTC transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; research-oriented software and other services and products.
Research or other services obtained in this manner may be used in servicing any or all of the Funds and other BlackRock client accounts, including in connection with BlackRock client accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other BlackRock client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other BlackRock client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BlackRock client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Funds and to such other BlackRock client accounts. To the extent that BlackRock uses soft dollars, it will not have to pay for those products and services itself.
BlackRock, unless prohibited by applicable law, may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BlackRock believes are useful in its investment decision-making process. BlackRock may from time to time choose not to engage in the above described arrangements to varying degrees. BlackRock, unless prohibited by applicable law, may also
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enter into commission sharing arrangements under which BlackRock may execute transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BlackRock. To the extent that BlackRock engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.
BlackRock may utilize certain electronic crossing networks (“ECNs”) (including, without limitation, ECNs in which BlackRock has an investment or other interest, to the extent permitted by applicable law) in executing client securities transactions for certain types of securities. These ECNs may charge fees for their services, including access fees and transaction fees. The transaction fees, which are similar to commissions or markups/markdowns, will generally be charged to clients and, like commissions and markups/markdowns, would generally be included in the cost of the securities purchased. Access fees may be paid by BlackRock even though incurred in connection with executing transactions on behalf of clients, including the Funds. In certain circumstances, ECNs may offer volume discounts that will reduce the access fees typically paid by BlackRock. BlackRock will only utilize ECNs consistent with its obligation to seek to obtain best execution in client transactions.
BlackRock owns a minority interest in, and is a member of, Members Exchange (“MEMX”), a newly created U.S. stock exchange. Transactions for a Fund may be executed on MEMX if third party brokers select MEMX as the appropriate venue for execution of orders placed by BlackRock traders on behalf of client portfolios. In addition, transactions in ETF shares may be executed on MEMX if third party brokers select MEMX as the appropriate venue for the execution of such orders.
BlackRock has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Funds, and to help ensure that such decisions are made in accordance with BlackRock’s fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of BlackRock may have the effect of favoring the interests of other clients or businesses of other divisions or units of BlackRock, provided that BlackRock believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see “Proxy Voting Policies.”
It is also possible that, from time to time, BlackRock and /or its advisory clients (including other funds and separately managed accounts) may, subject to compliance with applicable law, purchase and hold shares of a Fund. Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio.
BlackRock reserves the right, subject to compliance with applicable law, to sell into the market or redeem in Creation Units through an Authorized Participant at any time some or all of the shares of the Fund acquired for its own accounts or the account of a BlackRock advisory client. A large sale or redemption of shares of the Fund by BlackRock itself or a BlackRock advisory client could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s liquidity, investment flexibility, portfolio diversification, expense ratio or ability to comply with the listing requirements for the Fund.
It is possible that a Fund may invest in securities of, or engage in transactions with, companies in which BlackRock has significant debt or equity investments or other interests. A Fund may also invest in issuances (such as structured notes) by entities for which BlackRock provides and is compensated for cash management services relating to the proceeds from the sale of such issuances. In making investment decisions for a Fund, BlackRock is not permitted to obtain or use material non-public information acquired by any unit of BlackRock, in the course of these activities. In addition, from time to time, the activities of BlackRock may limit a Fund’s flexibility in purchases and sales of securities. As indicated below, BlackRock may engage in transactions with companies in which BlackRock-advised funds or other clients of BlackRock have an investment.
BlackRock and its personnel and other financial service providers may have interests in promoting sales of the Funds. With respect to BlackRock and its personnel, the remuneration and profitability relating to services to and sales of the Funds or other products may be greater than remuneration and profitability relating to services to and sales of certain funds or other products that might be provided or offered. BlackRock and its sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the Funds or their shareholders. BlackRock and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher than for other products or services, and the remuneration and profitability to BlackRock and such personnel resulting from transactions on behalf of or management of the Funds may be greater than the remuneration and profitability resulting from other funds or products.
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Third parties, including service providers to BlackRock or the Fund, may sponsor events (including, but not limited to, marketing and promotional activities and presentations, educational training programs and conferences) for registered representatives, other professionals and individual investors. There is a potential conflict of interest as such sponsorships may defray the costs of such activities to BlackRock, and may provide an incentive to BlackRock to retain such third parties to provide services to the Fund.
BlackRock may provide valuation assistance to certain clients with respect to certain securities or other investments and the valuation recommendations made for such clients’ accounts may differ from the valuations for the same securities or investments assigned by a Fund’s pricing vendors, especially if such valuations are based on broker-dealer quotes or other data sources unavailable to the Fund’s pricing vendors. While BlackRock will generally communicate its valuation information or determinations to a Fund’s pricing vendors and/or fund accountants, there may be instances where the Fund’s pricing vendors or fund accountants assign a different valuation to a security or other investment than the valuation for such security or investment determined or recommended by BlackRock.
As disclosed in more detail in “Determination of Net Asset Value” in this SAI, when market quotations are not readily available or are believed by BlackRock to be unreliable, a Fund’s investments are valued at fair value by BlackRock. BlackRock has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act and acts through BlackRock’s Rule 2a-5 Committee (the “2a-5 Committee”), with assistance from other BlackRock pricing committees and in accordance with BlackRock’s policies and procedures (the “Valuation Procedures”). When determining a “fair value price,” the 2a-5 Committee seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset or liability in an arm’s-length transaction. The price generally may not be determined based on what a Fund might reasonably expect to receive for selling an asset or liability at a later time or if it holds the asset or liability to maturity. While fair value determinations will be based upon all available factors that BlackRock deems relevant at the time of the determination, and may be based on analytical values determined by BlackRock using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of an asset or liability. The fair value of one or more assets or liabilities may not, in retrospect, be the price at which those assets or liabilities could have been sold during the period in which the particular fair values were used in determining a Fund’s NAV. As a result, a Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued by the 2a-5 Committee at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders and may affect the amount of revenue received by BlackRock with respect to services for which it receives an asset-based fee.
To the extent permitted by applicable law, a Fund may invest all or some of its short term cash investments in any money market fund or similarly-managed private fund advised or managed by BlackRock. In connection with any such investments, a Fund, to the extent permitted by the Investment Company Act, may pay its share of expenses of a money market fund or other similarly managed private fund in which it invests, which may result in a Fund bearing some additional expenses.
BlackRock and its directors, officers and employees, may buy and sell securities or other investments for their own accounts and may have conflicts of interest with respect to investments made on behalf of a Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers and employees of BlackRock that are the same, different from or made at different times than positions taken for the Fund. To lessen the possibility that a Fund will be adversely affected by this personal trading, the Fund, BRIL and BlackRock each have adopted a Code of Ethics in compliance with Section 17(j) of the Investment Company Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Fund’s portfolio transactions. Each Code of Ethics is also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov.
BlackRock will not purchase securities or other property from, or sell securities or other property to, a Fund, except that the Fund may in accordance with rules or guidance adopted under the Investment Company Act engage in transactions with another Fund or accounts that are affiliated with the Fund as a result of common officers, directors, or investment advisers or pursuant to exemptive orders granted to the Funds and/or BlackRock by the SEC. These transactions would be effected in circumstances in which BlackRock determined that it would be appropriate for the Fund to purchase and another client of BlackRock to sell, or the Fund to sell and another client of BlackRock to purchase, the same security or instrument on the same day. From time to time, the activities of a Fund may be restricted because of regulatory requirements applicable to BlackRock and/or BlackRock’s internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by BlackRock would not be subject to some of those considerations. There may be periods when BlackRock may not initiate or recommend certain types of transactions, or may otherwise restrict or limit its advice in
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certain securities or instruments issued by or related to companies for which BlackRock is performing advisory or other services or has proprietary positions. For example, when BlackRock is engaged to provide advisory or risk management services for a company, BlackRock may be prohibited from or limited in purchasing or selling securities of that company on behalf of a Fund, particularly where such services result in BlackRock obtaining material non-public information about the company (e.g., in connection with participation in a creditors’ committee). Similar situations could arise if personnel of BlackRock serve as directors of companies the securities of which the Funds wish to purchase or sell. However, if permitted by applicable law, and where consistent with BlackRock’s policies and procedures (including the necessary implementation of appropriate information barriers), the Funds may purchase securities or instruments that are issued by such companies, are the subject of an advisory or risk management assignment by BlackRock, or where personnel of BlackRock are directors or officers of the issuer.
BlackRock has adopted and implemented policies and procedures that are designed to address potential conflicts that arise in connection with the advisory services BlackRock provides to Funds and other clients. Certain BlackRock advisory personnel may take views, and make decisions or recommendations, that are different than or opposite those of other BlackRock advisory personnel. Certain portfolio management teams within BlackRock may make decisions or take (or refrain from taking) actions with respect to clients they advise in a manner different than or adverse to the decisions made or the actions taken (or not taken) by the Funds’ portfolio management teams. The various portfolio management teams may not share information with each other, including as a result of certain information barriers and other policies, and will not have any obligation or other duty to do so.
BlackRock has established certain information barriers and other policies to address the sharing of information between different businesses within BlackRock, including, effective on or about January 21, 2025, with respect to personnel responsible with managing portfolios and voting proxies with respect to certain index equity portfolios versus those responsible for managing portfolios and voting proxies with respect to all other portfolios. As a result of information barriers, certain units of BlackRock generally will not have access, or will have limited access, to certain information and personnel, including senior personnel, in other units of BlackRock, and generally will not manage the Funds with the benefit of information possessed by such other units. Therefore, BlackRock may not be able to review potential investments for the Funds with the benefit of information held by certain areas of BlackRock.
BlackRock may determine to move certain personnel, businesses, or business units from one side of an information barrier to the other side of the information barrier. In connection therewith, BlackRock personnel, businesses, and business units that were moved will no longer have access to the information and personnel from the side of the information barrier from which they were moved. Information obtained in connection with such changes to information barriers may limit or restrict the ability of BlackRock to engage in or otherwise effect transactions on behalf of the Funds (including purchasing or selling securities that BlackRock may otherwise have purchased or sold for a client in the absence of a change to an information barrier). Information barriers may not have their intended impact due to, for example, changes in applicable law or inadvertent crossings of the barriers, and actions by personnel on one side of a barrier may impact the potential actions of personnel on the other side of a barrier.
Although the information barriers are intended to allow for independent portfolio management decision making and proxy voting among certain BlackRock businesses, the investment activities of BlackRock for BlackRock clients, as well as BlackRock’s proprietary accounts, may nonetheless limit the investment strategies and rights of other clients (including the Funds). As BlackRock’s assets under management increases, BlackRock clients may face greater negative impacts due to ownership restrictions and limitations imposed by laws, regulations, rules, regulators, or issuers. For example, in certain circumstances where a BlackRock client invests in securities issued by companies that operate in certain industries (e.g., banking, insurance, and utilities) or in certain emerging or international markets, or are subject to regulatory or corporate ownership restrictions (e.g., with mechanisms such as poison pills in place to prevent takeovers), or where a BlackRock client invests in certain futures and derivatives, there may be limits on the aggregate amount invested by BlackRock for its clients and BlackRock’s proprietary accounts that may not be exceeded without the grant of a license or other regulatory or corporate approval, order, consent, relief, waiver or non-disapproval or, if exceeded, may cause BlackRock or its clients to be subject to enforcement actions, disgorgement of share ownership or profits, regulatory restrictions, complex compliance reporting, increased compliance costs or suffer disadvantages or business restrictions. In light of certain restrictions, BlackRock may also seek to make indirect investments (e.g., using derivatives) on behalf of its clients to receive exposure to certain securities in excess of the applicable ownership restrictions and limitations when legally permitted that will expose such clients to additional costs and additional risks, including any risks associated with investing in derivatives. There may be limited availability of derivatives that provide indirect exposure to an impacted security. In addition, BlackRock clients can be
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subject to more than one ownership limitation depending on each client’s holdings, and each ownership limitation can impact multiple securities held by the client. Certain clients or shareholders may have their own overlapping obligations to monitor their compliance with ownership limitations across their investments.
If certain aggregate ownership thresholds are reached either through the actions of BlackRock or a BlackRock client or as a result of corporate actions by the issuer, the ability of BlackRock on behalf of clients to purchase or dispose of investments, or exercise rights (including voting) or undertake business transactions, may be restricted by law, regulation, rule, or organizational documents or otherwise impaired. For example, to meet the requirements of an ownership limitation or restriction, a client may be unable to purchase or directly hold a security the client would otherwise purchase or hold. The limitation or restriction may be based on the holdings of other BlackRock clients instead of the specific client being restricted. For index funds, this means a fund may not be able to track its index as closely as it would if it was not subject to an ownership limitation or restriction because the fund cannot acquire the amount of the impacted security included in its index. BlackRock on behalf of its clients may limit purchases, sell existing investments, utilize indirect investments, utilize information barriers, or otherwise restrict, forgo, or limit the exercise of rights (including transferring, outsourcing, or limiting voting rights or forgoing the right to receive dividends) when BlackRock, in its sole discretion, deems it appropriate in light of potential regulatory or other restrictions on ownership or other consequences resulting from reaching investment thresholds. These types of restrictions could negatively impact a client’s performance or ability to meet its investment objective.
When BlackRock or a BlackRock client is subject to an ownership limitation, BlackRock may in its discretion seek permission from the applicable issuers or regulators to exceed the limitation. However, there is no guarantee that permission will be granted, or that, once granted, it will not be modified or revoked at a later date with minimal or no notice. The issuer and/or regulator may also require that BlackRock on behalf of itself and its clients take or refrain from taking certain actions in connection with the approval, order, consent, relief or non-disapproval, which BlackRock may accept if it believes the benefits outweigh the costs and may limit BlackRock from taking actions that it otherwise would take. In those circumstances where ownership thresholds or limitations must be observed, BlackRock seeks to allocate limited investment opportunities equitably among clients, taking into consideration benchmark weight and investment strategy. BlackRock may adopt certain controls designed to prevent the occurrence of a breach of any applicable ownership threshold or limits, including, for example, when ownership in certain securities nears an applicable threshold, BlackRock may limit additional purchases in such securities or, with respect to ETFs, remove such securities from the list of Deposit Securities to be delivered to the Fund in connection with purchases of Creation Units of such Fund. If client holdings of an issuer exceed an applicable threshold and BlackRock is unable to obtain relief to enable the continued holding of such investments, it may be necessary to reduce these positions to meet the applicable limitations and BlackRock or such client may be subject to regulatory actions. In these cases, the investments will be sold in a manner that BlackRock deems fair and equitable over time.
Ownership limitations are highly complex. It is possible that, despite BlackRock’s intent to either comply with or be granted permission to exceed ownership limitations, it may inadvertently breach a limit or violate the corporate or regulatory approval, order, consent, relief or non-disapproval that was obtained.
In addition to the foregoing, other ownership thresholds may trigger reporting requirements to governmental and regulatory authorities, and such reports may entail the disclosure of the identity of a client or BlackRock’s intended strategy with respect to such security or asset.
BlackRock may not serve as an Authorized Participant in the creation and redemption of iShares ETFs.
Under an ETF Services Agreement, the Fund has, when applicable, retained BRIL, an affiliate of BFA, to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units of the Fund (“ETF Services”). BRIL has engaged Citibank, N.A. (“Citibank”) as a subcontractor to provide certain ETF Services. BRIL retains a portion of the standard transaction fee received from Authorized Participants on each creation or redemption order from the Authorized Participant for the ETF Services provided. BlackRock collaborated with, and received payment from, Citibank on the design and development of the ETF Services platform. Citibank has, and from time to time may develop, additional relationships with BlackRock or funds managed by BFA and its affiliates.
In order to defray transaction expenses and protect against possible shareholder dilution, the Fund may collect certain fees from Authorized Participants in connection with cash substitutions for creation and redemption transactions. While BlackRock uses good faith estimates of the expected costs to the Fund in determining the rates for fees collected by the Fund related to creation and redemption activity, BlackRock may have incentives to improve Fund performance through the collection of these fees. As these charges are based on estimates, where the charges exceed actual transaction-related costs
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and/or expenses incurred by the Fund, Fund performance could improve as a result. BlackRock has established processes to oversee the determination of these estimates in an effort to mitigate this conflict.
BlackRock may maintain securities indices. To the extent permitted by applicable laws, the Funds may seek to license and use such indices as part of their investment strategy. Index based funds that seek to track the performance of securities indices also may use the name of the index or index provider in the fund name. Index providers, including BlackRock (to the extent permitted by applicable law), may be paid licensing fees for use of their index or index name. In instances where BlackRock charges a unitary management fee, BlackRock may have a financial incentive to use a BlackRock index that is less costly to BlackRock than a third party index. BlackRock may benefit from the Funds using BlackRock indices by creating increasing acceptance in the marketplace for such indices. BlackRock is not obligated to license its indices to a Fund and the Funds are under no obligation to use BlackRock indices. Any Fund that enters into a license for a BlackRock index cannot be assured that the terms of any index licensing agreement with BlackRock will be as favorable as those terms offered to other licensees.
BlackRock may enter into contractual arrangements with third-party service providers to a Fund (e.g., custodians, administrators and index providers) pursuant to which BlackRock receives fee discounts or concessions in recognition of BlackRock’s overall relationship with such service providers. BlackRock may also enter into contractual arrangements with such service providers pursuant to which BlackRock incurs additional costs if the service provider’s services are terminated with respect to a Fund. To the extent that BlackRock is responsible for paying service providers out of its fees that it receives from the Funds, the benefits of lower fees, including any fee discounts or concessions, or any additional savings, may accrue, in whole or in part, to BlackRock, which could result in conflicts of interest relating to the use or termination of service providers to a Fund. In addition, conflicts of interest may arise with respect to contractual arrangements with third-party service providers to a Fund, or the selection of such providers, particularly in circumstances where BlackRock is negotiating on behalf of both funds that have a unitary management fee and those that do not or different service providers have different fee structures.
Conflicts of interest may arise as a result of simultaneous investment management of multiple client accounts by the BlackRock’s investment professionals. For example, differences in the advisory fee structure may create the appearance of actual or potential conflicts of interest because such differences could create pecuniary incentives for BlackRock to favor one client account over another.
BlackRock owns or has an ownership interest in certain trading, portfolio management, operations and/ or information systems used by Fund service providers. These systems are, or will be, used by a Fund service provider in connection with the provision of services to accounts managed by BlackRock and funds managed and sponsored by BlackRock, including the Funds, that engage the service provider (typically the custodian). A Fund’s service provider remunerates BlackRock for the use of the systems. A Fund service provider’s payments to BlackRock for the use of these systems may enhance the profitability of BlackRock.
BlackRock’s receipt of fees from a service provider in connection with the use of systems provided by BlackRock may create an incentive for BlackRock to recommend that a Fund enter into or renew an arrangement with the service provider.
In recognition of a BlackRock client’s overall relationship with BlackRock, BlackRock may offer special pricing arrangements for certain services provided by BlackRock. Any such special pricing arrangements will not affect Fund fees and expenses applicable to such client’s investment in a Fund.
Present and future activities of BlackRock and its directors, officers and employees, in addition to those described in this section, may give rise to additional conflicts of interest.
Investment Advisory, Administrative and Distribution Services
Investment Adviser.  BFA serves as investment adviser to each Fund pursuant to an investment advisory agreement between the Trust, on behalf of each Fund, and BFA. BFA is a California corporation indirectly owned by BlackRock, Inc. and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the investment advisory
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agreement, BFA, subject to the supervision of the Board and in conformity with the stated investment policies of each Fund, manages and administers the Trust and the investment of each Fund’s assets. BFA is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each Fund.
Pursuant to the investment advisory agreement, BFA may, from time to time, in its sole discretion and to the extent permitted by applicable law, appoint one or more sub-advisers, including, without limitation, affiliates of BFA, to perform investment advisory or other services with respect to a Fund. In addition, BFA may delegate certain of its investment advisory functions under the investment advisory agreement to one or more of its affiliates to the extent permitted by applicable law. BFA may terminate any or all sub-advisers or such delegation arrangements in its sole discretion upon appropriate notice at any time to the extent permitted by applicable law.
BFA is responsible, under the investment advisory agreement, for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services. BFA is not responsible for, and the Funds will bear, the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, and litigation expenses and any extraordinary expenses (as determined by a majority of the Independent Trustees).
For its investment advisory services to each Fund in the table below, BFA is entitled to an annual investment advisory fee equal to the rate indicated below of the average daily value of each Fund’s net assets. The fees are accrued daily and typically paid monthly by the Fund.
Fund	Annual Rate
iShares LifePath Retirement ETF	0.00%
iShares LifePath Target Date 2030 ETF	0.00%
iShares LifePath Target Date 2035 ETF	0.00%
iShares LifePath Target Date 2040 ETF	0.00%
iShares LifePath Target Date 2045 ETF	0.00%
iShares LifePath Target Date 2050 ETF	0.00%
iShares LifePath Target Date 2055 ETF	0.00%
iShares LifePath Target Date 2060 ETF	0.00%
iShares LifePath Target Date 2065 ETF	0.00%
iShares LifePath Target Date 2070 ETF	0.00%
BFA may from time to time voluntarily waive and/or reimburse fees or expenses to reduce the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.
For the fiscal years noted below, the following table sets forth the management fees owed before any waivers and/or reimbursements and any fees or expenses waived and/or reimbursed:

Fund	Management Fees Paid for the Fiscal Year Ended July 31, 2025	Waivers and Reimbursements of Fees and Expenses for the Fiscal Year Ended July 31, 2025	Management Fees Paid for the Fiscal Year Ended July 31, 2024	Waivers and Reimbursements of Fees and Expenses for the Fiscal Year Ended July 31, 2024	Management Fees Paid for the Fiscal Year Ended July 31, 2023	Waivers and Reimbursements of Fees and Expenses for the Fiscal Year Ended July 31, 2023
iShares LifePath Retirement ETF	$0	N/A	$0	N/A	N/A	N/A
iShares LifePath Target Date 2030 ETF	0	N/A	0	N/A	N/A	N/A
iShares LifePath Target Date 2035 ETF	0	N/A	0	N/A	N/A	N/A
iShares LifePath Target Date 2040 ETF	0	N/A	0	N/A	N/A	N/A
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Fund	Management Fees Paid for the Fiscal Year Ended July 31, 2025	Waivers and Reimbursements of Fees and Expenses for the Fiscal Year Ended July 31, 2025	Management Fees Paid for the Fiscal Year Ended July 31, 2024	Waivers and Reimbursements of Fees and Expenses for the Fiscal Year Ended July 31, 2024	Management Fees Paid for the Fiscal Year Ended July 31, 2023	Waivers and Reimbursements of Fees and Expenses for the Fiscal Year Ended July 31, 2023
iShares LifePath Target Date 2045 ETF	0	N/A	0	N/A	N/A	N/A
iShares LifePath Target Date 2050 ETF	0	N/A	0	N/A	N/A	N/A
iShares LifePath Target Date 2055 ETF	0	N/A	0	N/A	N/A	N/A
iShares LifePath Target Date 2060 ETF	0	N/A	0	N/A	N/A	N/A
iShares LifePath Target Date 2065 ETF	0	N/A	0	N/A	N/A	N/A
iShares LifePath Target Date 2070 ETF	0	N/A	N/A	N/A	N/A	N/A
The investment advisory agreement with respect to each Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board, or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the applicable Fund, provided that in either event such continuance also is approved by a majority of the Board members who are not interested persons (as defined in the 1940 Act) of the applicable Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval.
The investment advisory agreement with respect to each Fund is terminable without penalty, on 60 days’ notice, by the Board or by a vote of the holders of a majority of the applicable Fund’s outstanding voting securities (as defined in the 1940 Act). The investment advisory agreement is also terminable upon 60 days’ notice by BFA and will terminate automatically in the event of its assignment (as defined in the 1940 Act).
Portfolio Managers.  As of July 31, 2025, the individuals named as Portfolio Managers in the Funds' Prospectus were also primarily responsible for the day-to-day management of other iShares funds and certain other types of portfolios and/or accounts as follows:

Christopher Chung
Types of Accounts	Number	Total Assets
Registered Investment Companies	0	N/A
Other Pooled Investment Vehicles	11	$1,451,600,000
Other Accounts	0	N/A

Suzanne Ly
Types of Accounts	Number	Total Assets
Registered Investment Companies	9	$6.405,000,000
Other Pooled Investment Vehicles	10	5,345,400,000
Other Accounts	0	N/A
Pursuant to BFA’s policy, investment opportunities are allocated equitably among the Funds and other portfolios and accounts. For example, under certain circumstances, an investment opportunity may be restricted due to limited supply in the market, legal constraints or other factors, in which event the investment opportunity will be allocated equitably among those portfolios and accounts, including the Funds, seeking such investment opportunity. As a consequence, from time to time each Fund may receive a smaller allocation of an investment opportunity than they would have if the Portfolio Managers and BFA and its affiliates did not manage other portfolios or accounts.
Like the Funds, the other portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day portfolio management generally pay an asset-based fee to BFA or its affiliates, as applicable, for its advisory services. One or
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more of those other portfolios or accounts, however, may pay BFA or its affiliates a performance-based fee in lieu of, or in addition to, an asset-based fee for its advisory services. A portfolio or account with a performance-based fee would pay BFA or its affiliates a portion of that portfolio’s or account’s gains, or would pay BFA or its affiliates more for its services than would otherwise be the case if BFA or any of its affiliates meets or exceeds specified performance targets. Performance-based fee arrangements could present an incentive for BFA or its affiliates to devote greater resources, and allocate more investment opportunities, to the portfolios or accounts that have those fee arrangements, relative to other portfolios or accounts, in order to earn larger fees. Although BFA and each of its affiliates have an obligation to allocate resources and opportunities equitably among portfolios and accounts and intend to do so, shareholders of the Funds should be aware that, as with any group of portfolios and accounts managed by an investment adviser and/or its affiliates pursuant to varying fee arrangements, including performance-based fee arrangements, there is the potential for a conflict of interest, which may result in the Portfolio Managers favoring those portfolios or accounts with performance-based fee arrangements.
The tables below shows, for each Portfolio Manager, the number of portfolios or accounts of the types set forth in the above tables and the aggregate of total assets in those portfolios or accounts with respect to which the investment management fees are based on the performance of those portfolios or accounts as of July 31, 2025:

Christopher Chung
Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	N/A
Other Pooled Investment Vehicles	0	N/A
Other Accounts	0	N/A

Suzanne Ly
Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	N/A
Other Pooled Investment Vehicles	0	N/A
Other Accounts	0	N/A
Portfolio Manager Compensation Overview
The discussion below describes the Portfolio Managers' compensation as of July 31, 2025.
BlackRock, Inc.'s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock, Inc.
Each portfolio manager receives base compensation based on their position with the firm, as well as retirement and other benefits offered to all BlackRock employees. Additionally, each portfolio manager receives discretionary incentive compensation, determined based on several components, including: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the performance of portfolios managed by the portfolio manager and the team relative to the portfolios’ investment objectives (which in the case of index ETFs would be how closely the ETF tracks its underlying index), and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. Discretionary incentive compensation is paid in cash up to a certain threshold with the remaining portion represented by deferred BlackRock, Inc. stock awards. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance.
As of July 31, 2025, the Portfolio Managers did not beneficially own shares of the Funds.
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Codes of Ethics.  The Trust, BFA and the Distributor have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. The codes of ethics permit personnel subject to the codes of ethics to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Funds. Each code of ethics is available by contacting BlackRock at the telephone number on the back cover of each Fund’s Prospectus or by accessing the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov.
Anti-Money Laundering Requirements.  The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from Authorized Participants to enable it to form a reasonable belief that it knows the true identity of its Authorized Participants. This information will be used to verify the identity of Authorized Participants or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.
The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds' policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.
Administrator, Custodian and Transfer Agent.
Citibank serves as administrator, custodian and transfer agent for the Funds under the Master Services Agreement (the “Master Services Agreement”). Citibank’s principal address is 388 Greenwich Street, New York, NY 10013. Pursuant to the Master Services Agreement with the Trust, Citibank provides necessary administrative, tax and accounting and financial reporting services for the maintenance and operations of the Trust and each Fund. In addition, Citibank makes available the office space, equipment, personnel and facilities required to provide such services. Pursuant to the Master Services Agreement with the Trust, Citibank maintains, in separate accounts, cash, securities and other assets of the Trust and each Fund, keeps all necessary accounts and records and provides other services. Citibank is required, upon the order of the Trust, to deliver securities held by Citibank and to make payments for securities purchased by the Trust for each Fund. Citibank is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the U.S. Pursuant to the Master Services Agreement with the Trust, Citibank acts as a transfer agent for each Fund’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for these services, Citibank receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by BFA. BFA pays the compensation because it has agreed to pay these operating expenses under the Investment Advisory Agreement as described therein.
JPMorgan serves as custodian for the Funds in connection with certain securities lending activities under a Custody Services Agreement. JPMorgan’s principal address is 383 Madison Avenue, 11th Floor, New York, NY 10179. Pursuant to the Custody Services Agreement with BTC and the Trust, JPMorgan provides custody and related services required to facilitate securities lending by the Fund. JPMorgan maintains custody as may be necessary to facilitate Fund securities lending activity in coordination with other funds, maintains custodial records and provides other services. As compensation for these services, JPMorgan receives certain fees and expenses paid by BTC from its compensation for its services as securities lending agent.
Distributor.  The Distributor's principal address is 50 Hudson Yards, New York, NY 10001. Shares are continuously offered for sale by the Funds through the Distributor or its agent only in Creation Units, as described in the applicable Prospectus and below in the Creation and Redemption of Creation Units section of this SAI. Fund shares in amounts less than Creation Units are generally not distributed by the Distributor or its agent. The Distributor or its agent will arrange for the delivery of the applicable Prospectus and, upon request, this SAI to persons purchasing Creation Units and will maintain records of both orders placed with it or its agents and confirmations of acceptance furnished by it or its agents. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is also licensed as a broker-dealer in all 50 U.S. states, as well as in Puerto Rico, the U.S. Virgin Islands and the District of Columbia.
The Distribution Agreement for each Fund provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days' prior written notice to the other party following (i) the vote of a majority of the Independent Trustees, or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).
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The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Fund shares. Such Soliciting Dealers may also be Authorized Participants (as described below), DTC participants and/or investor services organizations.
BFA or its affiliates may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of shares.
Securities Lending.  To the extent that a Fund engages in securities lending, each Fund conducts its securities lending pursuant to SEC exemptive relief, and BTC acts as securities lending agent for the Funds, subject to the overall supervision of BFA, pursuant to a written agreement (the “Securities Lending Agency Agreement”).
Each Fund and Underlying Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent. Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees as defined below), and any fees or other payments to and from borrowers of securities. As securities lending agent, BTC bears all operational costs directly related to securities lending, including custodial costs of JPMorgan. Each Fund and Underlying Fund are responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA (the “collateral investment fees”); however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees a Fund bears to an annual rate of 0.04%. Such money market fund shares will not be subject to a sales load, redemption fee, distribution fee or service fee.
To the extent that a Fund invests cash collateral in a non-government money market fund, the Fund may be subject to a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, a Fund will be subject to a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the liquidity costs are de minimis (i.e., less than one basis point (0.01%)). The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day. The imposition of any such discretionary or mandatory liquidity fee would reduce the Fund's returns on securities lending.
Under the securities lending program, the Funds are categorized into one of several specific asset classes. The determination of a Fund’s asset class category (fixed-income, domestic equity, international equity or fund-of-funds), each of which may be subject to a different fee arrangement, is based on a methodology agreed to by the Trust and BTC.
Pursuant to the current Securities Lending Agency Agreement:
(i) fund-of-funds, such as the Funds, retain 82% of securities lending income (which excludes collateral investment fees), and (ii) this amount can never be less than 70% of the sum of securities lending income plus collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income (which includes, for this purpose, collateral investment fees) earned across the iShares Complex (as defined in the Management—Trustees and Officers section of this SAI) in a calendar year exceeds specified thresholds, each applicable fund-of-funds, pursuant to the current Securities Lending Agency Agreement, will receive for the remainder of that calendar year securities lending income as follows:
(i) 85% of securities lending income (which excludes collateral investment fees) and (ii) this amount can never be less than 70% of the sum of securities lending income plus collateral investment fees.
The services provided to the Funds by BTC in the most recent fiscal year ended July 31, 2025 primarily included the following:
(1) selecting borrowers from an approved list of borrowers and executing a securities lending agreement as agent on behalf of the Funds with each such borrower;
(2) negotiating the terms of securities loans, including the amount of fees;
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(3) directing the delivery of loaned securities;
(4) monitoring the daily value of the loaned securities and directing the payment of additional collateral or the return of excess collateral, as necessary;
(5) investing cash collateral received in connection with any loaned securities;
(6) monitoring distributions on loaned securities (for example, interest and dividend activity);
(7) in the event of default by a borrower with respect to any securities loan, using the collateral or the proceeds of the liquidation of collateral to purchase replacement securities of the same issue, type, class and series as that of the loaned securities; and
(8) terminating securities loans and arranging for the return of loaned securities to the Funds at loan termination.
The following tables show the dollar amounts of income and fees/compensation related to the securities lending activities of each Fund during its most recent fiscal year ended July 31, 2025.
Fund	iShares LifePath Retirement ETF	iShares LifePath Target Date 2030 ETF	iShares LifePath Target Date 2035 ETF	iShares LifePath Target Date 2040 ETF
Gross income from securities lending activities	$39,849	$68,621	$110,982	$70,375
Fees and/or compensation for securities lending activities and related services
Securities lending income paid to BTC for services as securities lending agent	798	1,240	1,548	1,312
Cash collateral management expenses not included in securities lending income paid to BTC	342	578	926	602
Administrative fees not included in securities lending income paid to BTC	0	0	0	0
Indemnification fees not included in securities lending income paid to BTC	0	0	0	0
Rebates (paid to borrowers)	34,981	61,038	101,341	62,427
Other fees not included in securities lending income paid to BTC	0	0	0	0
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Fund	iShares LifePath Retirement ETF	iShares LifePath Target Date 2030 ETF	iShares LifePath Target Date 2035 ETF	iShares LifePath Target Date 2040 ETF
Aggregate fees/compensation for securities lending activities	$36,121	$62,856	$103,815	$64,341
Net income from securities lending activities	$3,728	$5,765	$7,167	$6,034

Fund	iShares LifePath Target Date 2045 ETF	iShares LifePath Target Date 2050 ETF	iShares LifePath Target Date 2055 ETF	iShares LifePath Target Date 2060 ETF
Gross income from securities lending activities	$94,845	$62,103	$72,478	$45,504
Fees and/or compensation for securities lending activities and related services
Securities lending income paid to BTC for services as securities lending agent	2,016	1,236	1,140	890
Cash collateral management expenses not included in securities lending income paid to BTC	812	526	602	376
Administrative fees not included in securities lending income paid to BTC	0	0	0	0
Indemnification fees not included in securities lending income paid to BTC	0	0	0	0
Rebates (paid to borrowers)	82,500	54,630	65,492	40,039
Other fees not included in securities lending income paid to BTC	0	0	0	0
Aggregate fees/compensation for securities lending activities	$85,328	$56,392	$67,234	$41,305
Net income from securities lending activities	$9,517	$5,711	$5,244	$4,199

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Fund	iShares LifePath Target Date 2065 ETF	iShares LifePath Target Date 2070 ETF
Gross income from securities lending activities	$40,304	$2,214
Fees and/or compensation for securities lending activities and related services
Securities lending income paid to BTC for services as securities lending agent	807	29
Cash collateral management expenses not included in securities lending income paid to BTC	331	19
Administrative fees not included in securities lending income paid to BTC	0	0
Indemnification fees not included in securities lending income paid to BTC	0	0
Rebates (paid to borrowers)	35,363	2,034
Other fees not included in securities lending income paid to BTC	0	0
Aggregate fees/compensation for securities lending activities	$36,501	$2,082
Net income from securities lending activities	$3,803	$132
Payments by BFA and its Affiliates.  BFA and/or its affiliates (“BFA Entities”) pay certain broker-dealers, registered investment advisers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Fund and other funds or products sponsored and/or advised by BFA Entities (collectively for purposes of this section, the “Products”). BFA Entities make these payments from their own assets and not from the assets of the Fund. Although a portion of BFA Entities’ revenue comes directly or indirectly in part from fees paid by the Fund or other Products (including, if applicable, any underlying Products held by the Fund), these payments do not increase the price paid by investors for the purchase of shares of, or the cost of owning, the Fund or other Products. BFA Entities make payments for Intermediaries’ participation in activities that are designed to make registered representatives, other professionals and individual investors more knowledgeable about exchange-traded products, including the Fund and other Products, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems (“Education Costs”). BFA Entities also make payments to Intermediaries for certain printing, publishing and mailing costs or materials relating to the Fund or other Products (“Publishing Costs”). In
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addition, BFA Entities make payments to Intermediaries that make shares of the Fund or other Products available to their clients, in some cases at a waived or reduced commission rate or ticket charge, develop new products that feature iShares, create educational content about the Fund or other Products that is featured on an Intermediary’s platform, or otherwise promote the Fund or other Products. BFA Entities may also reimburse expenses or make payments from their own assets to Intermediaries or other persons in consideration of services or other activities that the BFA Entities believe may benefit the business of the BFA Entities or facilitate investment in the Fund or other Products. Payments of the type described above are sometimes referred to as revenue-sharing payments.
Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your salesperson or other investment professional may also be significant for your salesperson or other investment professional. Because an Intermediary may make decisions about which investment options it will recommend or make available to its clients, what services to provide for various products or what marketing content to make available to its clients based on payments it receives or is eligible to receive, such payments may create conflicts of interest between the Intermediary and its clients. These financial incentives may cause the Intermediary to recommend the Fund or other Products or otherwise promote the Fund or other Products over other investments. The same conflicts of interest and financial incentives exist with respect to your salesperson or other investment professional if he or she receives similar payments from his or her Intermediary firm.
In addition to the payments described above, BFA Entities have developed proprietary tools, calculators and related interactive or digital content that is made available through the www.blackrock.com website at no additional cost to Intermediaries. BlackRock may configure these tools and calculators and localize the content for Intermediaries as part of its customary digital marketing support and promotion of the Fund or other Products.
As of March 1, 2013, BFA Entities have contractual arrangements to make payments (in addition to payments for Education Costs or Publishing Costs) to one Intermediary, Fidelity Brokerage Services LLC (“FBS”). Effective June 4, 2016, this relationship was expanded to include National Financial Services, LLC (“NFS”), an affiliate of FBS. Pursuant to this special, long-term and significant arrangement (the “Marketing Program”), FBS, NFS and certain of their affiliates (collectively “Fidelity”) have agreed, among other things, to actively promote certain funds and Products to customers, investment professionals and other intermediaries and in advertising campaigns as the preferred exchange-traded product, to offer certain funds and Products in certain Fidelity platforms and investment programs, in some cases at a waived or reduced commission rate or ticket charge, and to provide marketing data to BFA Entities. BFA Entities have agreed to facilitate the Marketing Program by, among other things, making certain payments to FBS and NFS for marketing and implementing certain brokerage and investment programs. Upon termination of the arrangement, the BFA Entities will make additional payments to FBS and/or NFS based upon a number of criteria, including the overall success of the Marketing Program and the level of services provided by FBS and NFS during the wind-down period.
In addition, BFA Entities have entered into other contractual arrangements with Intermediaries and certain other third parties that the BFA Entities believe may benefit the business of the BFA Entities or facilitate investment in the Fund or certain Products. Such agreements can include payments by BFA Entities to such Intermediaries and third parties for data collection and provision, technology support, platform enhancement, or educational content, co-marketing and cross-promotional efforts. In certain cases, such payments to Intermediaries are subject to certain minimum payment levels or tiered payments. With respect to certain funds and Products, payments by the BFA Entities may take the form of, among other things, “due diligence” payments for an Intermediary’s review of such funds and Products; payment for providing employee training and information relating to such funds and Products; fees for access (in some cases on a preferential basis) to an Intermediary’s registered representatives, salespersons or other personnel, fees for maintaining an Intermediary’s investor platform, “shelf space” payments for making such funds and Products available on the Intermediary’s platform or fees for providing assistance in promoting the sale of such funds and Products. In such cases, the payments to Intermediaries may be tiered or based on a percentage of the value of the funds and Products held by customers of the applicable Intermediary and may also be subject to minimum payment levels. Payments made pursuant to such arrangements may vary in any year and may be different for different Intermediaries and third parties and may reflect different services provided. As of the date of this SAI, the Intermediaries and other third parties (or their respective affiliates) receiving one or more types of the contractual payments described above include (in addition to FBS and NFS): &Partners, Advisor Credit Exchange, AE Wealth Management, LLC, American Enterprise Investment Services, Inc., Avantax Investment Services, Inc., BNY Mellon Capital Markets, LLC, BNY Mellon Performance & Risk Analytics, LLC, Cetera Financial Group, Inc., Charles Schwab & Co., Inc., Clearstream Fund Centre AG, Commonwealth Equity Services, LLC, Dorsey Wright and Associates, LLC, Dynasty Financial Partners LLC, E*Trade Securities LLC, Envestnet Asset Management, Inc., iCapital Markets LLC, Interactive Brokers LLC, LPL
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Financial LLC, Merrill Lynch, Pierce, Fenner & Smith Incorporated, MML Investors Services, LLC, Morgan Stanley Smith Barney LLC, Northwestern Mutual Investment Services, LLC, Orion Portfolio Solutions, LLC, Pershing LLC, Raymond James Financial Services, Inc., Riskalyze, Inc., Sanctuary Wealth Group, LLC, UBS Financial Services Inc., Wells Fargo Clearing Services, LLC and Wells Fargo Advisors Financial Network, LLC. Any additions, modifications, or deletions to Intermediaries and other third parties listed above that have occurred since the date of this SAI are not included in the list.
Further, BFA Entities make Education Costs and Publishing Costs payments to other Intermediaries that are not listed in the immediately preceding paragraph. BFA Entities may determine to make such payments based on any number of metrics. For example, BFA Entities may make payments at year-end or other intervals in a fixed amount, an amount based upon an Intermediary’s services at defined levels or an amount based on the Intermediary’s net sales of one or more Products, including the Fund, in a year or other period, any of which arrangements may include an agreed-upon minimum or maximum payment, or any combination of the foregoing. Please contact your salesperson or other investment professional for more information regarding any such payments or financial incentives his or her Intermediary firm may receive. Any payments made, or financial incentives offered, by the BFA Entities to an Intermediary may create the incentive for the Intermediary to encourage customers to buy shares of the Fund or other Products.
The Fund may participate in certain market maker incentive programs of a national securities exchange in which an affiliate of the Fund would pay a fee to the exchange used for the purpose of incentivizing one or more market makers in the securities of the Fund to enhance the liquidity and quality of the secondary market of securities of the Fund. The fee would then be credited by the exchange to one or more market makers that meet or exceed liquidity and market quality standards with respect to the securities of the Fund. Each market maker incentive program is subject to approval from the SEC. Any such fee payments made to an exchange will be made by an affiliate of the Fund solely for the benefit of the Fund and will not be paid from any Fund assets. Other funds managed by BFA may also participate in such programs.
Determination of Net Asset Value
Valuation of Shares. The NAV for each Fund is generally calculated as of the close of regular trading hours on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each business day the NYSE is open. Valuation of assets held by a Fund is as follows:
Equity Investments. Equity securities traded on a recognized securities exchange (e.g., NYSE), on separate trading boards of a securities exchange or through a market system that provides contemporaneous transaction pricing information (each an “Exchange”) are valued using information obtained via independent pricing services, generally at the Exchange closing price or, if an Exchange closing price is not available, the last traded price on that Exchange prior to the time as of which the assets or liabilities are valued. However, under certain circumstances, other means of determining current market value may be used. If an equity security is traded on more than one Exchange, the current market value of the security where it is primarily traded generally will be used. In the event that there are no sales involving an equity security held by a Fund on a day on which a Fund values such security, the prior day’s price will be used, unless BFA determines that such prior day’s price no longer reflects the fair value of the security, in which case such asset would be treated as a Fair Value Asset (as defined below).
Options, Futures, Swaps and Other Derivatives. Exchange-traded equity options (except ETF options, equity index options or those that are customized) for which market quotations are readily available are valued at the mean of the last bid and ask prices as quoted on the Exchange or the board of trade on which such options are traded. In the event that there is no mean price available for such exchange traded equity option held by a Fund on a day on which a Fund values such option, the last bid (long positions) or ask (short positions) price, if available, will be used as the value of such option. If no bid or ask price is available on a day on which a Fund values such option, the prior day’s price will be used, unless BFA determines that such prior day’s price no longer reflects the fair value of the option, in which case such option will be treated as a Fair Value Asset. Customized exchange-traded equity options, ETF options, equity index options and OTC derivatives, may be valued using a mathematical model which may incorporate a number of market data factors. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price or settle price as of the close of such exchanges. Swap agreements and other derivatives are generally valued daily based upon quotations from market makers or by a pricing service in accordance with the Valuation Procedures.
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Underlying Funds. Shares of underlying open-end funds (including money market funds) are valued at NAV. Shares of underlying exchange-traded closed-end funds or other ETFs will be valued at their most recent closing price.
General Valuation Information. Prices obtained from independent third-party pricing services, broker-dealers or market makers to value a Fund’s securities and other assets and liabilities are based on information available at the time a Fund values its assets and liabilities. In the event that a pricing service quotation is revised or updated subsequent to the day on which a Fund valued such security, the revised pricing service quotation generally will be applied prospectively. Such determination will be made considering pertinent facts and circumstances surrounding the revision.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for assets that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investment may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
All cash, receivables and current payables are carried on a Fund’s books at their fair value.
In the event that application of the methods of valuation discussed above result in a price for a security which is deemed not to be representative of the fair market value of such security, the security will be valued by, under the direction of or in accordance with a method approved by BFA, each Fund’s valuation designee, as reflecting fair value. All other assets and liabilities (including securities for which market quotations are not readily available) held by a Fund (including restricted securities) are valued at fair value as determined in good faith by BFA pursuant to the Valuation Procedures. Any assets and liabilities which are denominated in a foreign currency are translated into U.S. dollars at the prevailing market rates.
Fair Value. When market quotations are not readily available or are believed by BFA to be unreliable, a Fund’s investments are valued at fair value (“Fair Value Assets”). Fair Value Assets are valued by BFA in accordance with the Valuation Procedures. Pursuant to Rule 2a-5 under the Investment Company Act, the Board of Trustees has designated BFA as the valuation designee for the respective Funds for which it serves as investment adviser. BFA may reasonably conclude that a market quotation is not readily available or is unreliable if, among other things, a security or other asset or liability does not have a price source due to its complete lack of trading, if BFA believes a market quotation from a broker-dealer or other source is unreliable (e.g., where it varies significantly from a recent trade, or no longer reflects the fair value of the security or other asset or liability subsequent to the most recent market quotation), or where the security or other asset or liability is only thinly traded or due to the occurrence of a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if BFA determines, in its reasonable business judgment, that an event has occurred after the close of trading for an asset or liability but prior to or at the time of pricing a Fund’s assets or liabilities, is likely to cause a material change to the last exchange closing price or closing market price of one or more assets held by, or liabilities of, a Fund. On any day the NYSE is open and a foreign market or the primary exchange on which a foreign asset or liability is traded is closed, such asset or liability will be valued using the prior day’s price, provided that BFA is not aware of any significant event or other information that would cause such price to no longer reflect the fair value of the asset or liability, in which case such asset or liability would be treated as a Fair Value Asset.
BFA’s Rule 2a-5 Committee is responsible for reviewing and approving methodologies by investment type and significant inputs used in the fair valuation of Fund assets or liabilities. In addition, a Fund’s accounting agent assists BFA by periodically endeavoring to confirm the prices it receives from all third-party pricing services, index providers and broker-dealers. BFA regularly evaluates the values assigned to the securities and other assets and liabilities of a Fund.
When determining the price for a Fair Value Asset, BFA will seek to determine the price that a Fund might reasonably expect to receive from the current sale of that asset or liability in an arm’s-length transaction on the date on which the asset or liability is being valued, and does not seek to determine the price a Fund might reasonably expect to receive for selling an asset or liability at a later time or if it holds the asset or liability to maturity. Fair value determinations will be based upon all available factors that BFA deems relevant at the time of the determination, and may be based on analytical values determined by BFA using proprietary or third-party valuation models.
Fair value represents a good faith approximation of the value of an asset or liability. When determining the fair value of an investment, one or more fair value methodologies may be used (depending on certain factors, including the asset type). For example, the investment may be initially priced based on the original cost of the investment or, alternatively, using proprietary
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or third-party models that may rely upon one or more unobservable inputs. Prices of actual, executed or historical transactions in the relevant investment (or comparable instruments) or, where appropriate, an appraisal by a third-party experienced in the valuation of similar instruments, may also be used as a basis for establishing the fair value of an investment.
The fair value of one or more assets or liabilities may not, in retrospect, be the price at which those assets or liabilities could have been sold during the period in which the particular fair values were used in determining a Fund’s NAV. As a result, a Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.
Each Fund’s annual audited financial statements, which are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”), follow the requirements for valuation set forth in Financial Accounting Standards Board Accounting Standards Codification Topic 820, “Fair Value Measurements and Disclosures” (“ASC 820”), which defines and establishes a framework for measuring fair value under US GAAP and expands financial statement disclosure requirements relating to fair value measurements.
Generally, ASC 820 and other accounting rules applicable to funds and various assets in which they invest are evolving. Such changes may adversely affect a Fund. For example, the evolution of rules governing the determination of the fair market value of assets or liabilities, to the extent such rules become more stringent, would tend to increase the cost and/or reduce the availability of third-party determinations of fair market value. This may in turn increase the costs associated with selling assets or affect their liquidity due to a Fund’s inability to obtain a third-party determination of fair market value.
Brokerage Transactions
Subject to policies established by the Board, BFA is primarily responsible for the execution of a Fund’s portfolio transactions and the allocation of brokerage. BFA does not execute transactions through any particular broker or dealer, but seeks to obtain the best net results for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution, operational facilities of the firm and the firm’s risk and skill in positioning blocks of securities. While BFA generally seeks reasonable trade execution costs, a Fund does not necessarily pay the lowest spread or commission available, and payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions. Subject to applicable legal requirements, BFA may select a broker based partly upon brokerage or research services provided to BFA and its clients, including a Fund. In return for such services, BFA may cause a Fund to pay a higher commission than other brokers would charge if BFA determines in good faith that the commission is reasonable in relation to the services provided.
In selecting brokers or dealers to execute portfolio transactions, BFA seeks to obtain the best price and most favorable execution for a Fund and may take into account a variety of factors including: (i) the size, nature and character of the security or instrument being traded and the markets in which it is purchased or sold; (ii) the desired timing of the transaction; (iii) BFA’s knowledge of the expected commission rates and spreads currently available; (iv) the activity existing and expected in the market for the particular security or instrument, including any anticipated execution difficulties; (v) the full range of brokerage services provided; (vi) the broker’s or dealer’s capital; (vii) the quality of research and research services provided; (viii) the reasonableness of the commission, dealer spread or its equivalent for the specific transaction; and (ix) BFA’s knowledge of any actual or apparent operational problems of a broker or dealer. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, thinly traded securities, or other circumstances.
Section 28(e) of the 1934 Act (“Section 28(e)”) permits a U.S. investment adviser, under certain circumstances, to cause an account to pay a broker or dealer a commission for effecting a transaction in securities that exceeds the amount another broker or dealer would have charged for effecting the same transaction in recognition of the value of brokerage and research services provided by that broker or dealer. This includes commissions paid on riskless principal transactions in securities under certain conditions.
From time to time, a Fund may purchase new issues of securities in a fixed price offering. In these situations, the broker may be a member of the selling group that will, in addition to selling securities, provide BFA with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the broker will
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provide research “credits” in these situations at a rate that is higher than that available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).
The Funds anticipate that brokerage transactions involving foreign equity securities generally will be conducted primarily on the principal stock exchanges of the applicable country. Foreign equity securities may be held by the Funds in the form of depositary receipts, or other securities convertible into foreign equity securities. Depositary receipts may be listed on stock exchanges, or traded in OTC markets in the U.S. or Europe, as the case may be. ADRs, like other securities traded in the U.S., will be subject to negotiated commission rates.
OTC issues, including most fixed-income securities such as corporate debt and U.S. Government securities, are normally traded on a “net” basis without a stated commission, through dealers acting for their own account and not as brokers. The Funds will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer with respect to both foreign and domestic securities will generally include a “spread,” which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer’s normal profit.
Under the 1940 Act, persons affiliated with a Fund and persons who are affiliated with such affiliated persons are prohibited from dealing with the Fund as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC. Since transactions in the OTC market usually involve transactions with the dealers acting as principal for their own accounts, the Funds will not deal with affiliated persons and affiliated persons of such affiliated persons in connection with such transactions. The Funds will not purchase securities during the existence of any underwriting or selling group relating to such securities of which BFA, BRIL or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Board in accordance with Rule 10f-3 under the 1940 Act.
Purchases of money market instruments by the Funds are made from dealers, underwriters and issuers. The Funds do not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer.
BFA may, from time to time, effect trades on behalf of and for the account of the Funds with brokers or dealers that are affiliated with BFA, in conformity with Rule 17e-1 under the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions.
Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid.
Investment decisions for the Funds and for other investment accounts managed by BFA and the other Affiliates are made independently of each other in light of differing conditions. A variety of factors will be considered in making investment allocations. These factors include: (i) investment objectives or strategies for particular accounts, including sector, industry, country or region and capitalization weightings; (ii) tax considerations of an account; (iii) risk or investment concentration parameters for an account; (iv) supply or demand for a security at a given price level; (v) size of available investment; (vi) cash availability and liquidity requirements for accounts; (vii) regulatory restrictions; (viii) minimum investment size of an account; (ix) relative size of account; and (x) such other factors as may be approved by BlackRock’s general counsel. Moreover, investments may not be allocated to one client account over another based on any of the following considerations: (i) to favor one client account at the expense of another; (ii) to generate higher fees paid by one client account over another or to produce greater performance compensation to BlackRock; (iii) to develop or enhance a relationship with a client or prospective client; (iv) to compensate a client for past services or benefits rendered to BlackRock or to induce future services or benefits to be rendered to BlackRock; or (v) to manage or equalize investment performance among different client accounts. BFA and the other Affiliates may deal, trade and invest for their own respective accounts in the types of securities in which the Funds may invest.
Initial public offerings (“IPOs”) of securities may be over-subscribed and subsequently trade at a premium in the secondary market. When BFA is given an opportunity to invest in such an initial offering or “new” or “hot” issue, the supply of securities available for client accounts is often less than the amount of securities the accounts would otherwise take. In order to
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allocate these investments fairly and equitably among client accounts over time, each portfolio manager or a member of his or her respective investment team will indicate to BFA’s trading desk their level of interest in a particular offering with respect to eligible clients’ accounts for which that team is responsible. IPOs of U.S. equity securities will be identified as eligible for particular client accounts that are managed by portfolio teams who have indicated interest in the offering based on market capitalization of the issuer of the security and the investment mandate of the client account and in the case of international equity securities, the country where the offering is taking place and the investment mandate of the client account. Generally, shares received during the IPO will be allocated among participating client accounts within each investment mandate on a pro rata basis. This pro rata allocation may result in a Fund receiving less of a particular security than if pro-rating had not occurred. All allocations of securities will be subject, where relevant, to share minimums established for accounts and compliance constraints. In situations where supply is too limited to be allocated among all accounts for which the investment is eligible, portfolio managers may rotate such investment opportunities among one or more accounts so long as the rotation system provides for fair access for all client accounts over time. Other allocation methodologies that are considered by BFA to be fair and equitable to clients may be used as well.
Because different accounts may have differing investment objectives and policies, BFA may buy and sell the same securities at the same time for different clients based on the particular investment objective, guidelines and strategies of those accounts. For example, BFA may decide that it may be entirely appropriate for a growth fund to sell a security at the same time a value fund is buying that security. To the extent that transactions on behalf of more than one client of BFA or the other Affiliates during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. For example, sales of a security by BlackRock on behalf of one or more of its clients may decrease the market price of such security, adversely impacting other BlackRock clients that still hold the security. If purchases or sales of securities arise for consideration at or about the same time that would involve the Funds or other clients or funds for which BFA or another Affiliate act as investment manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all.
In certain instances, BFA may find it efficient for purposes of seeking to obtain best execution, to aggregate or “bunch” certain contemporaneous purchases or sale orders of its advisory accounts and advisory accounts of affiliates. In general, all contemporaneous trades for client accounts under management by the same portfolio manager or investment team will be bunched in a single order if the trader believes the bunched trade would provide each client with an opportunity to achieve a more favorable execution at a potentially lower execution cost. The costs associated with a bunched order will be shared pro rata among the clients in the bunched order. Generally, if an order for a particular portfolio manager or management team is filled at several different prices through multiple trades, all accounts participating in the order will receive the average price (except in the case of certain international markets where average pricing is not permitted). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Funds are concerned, in other cases it could be beneficial to the Funds. Transactions effected by BFA or the other Affiliates on behalf of more than one of its clients during the same period may increase the demand for securities being purchased or the supply of securities being sold, causing an adverse effect on price. The trader will give the bunched order to the broker-dealer that the trader has identified as being able to provide the best execution of the order. Orders for purchase or sale of securities will be placed within a reasonable amount of time of the order receipt and bunched orders will be kept bunched only long enough to execute the order.
The table below sets forth the brokerage commissions paid by each Fund for the fiscal years noted. Any differences in brokerage commissions paid by a Fund from year to year are principally due to increases or decreases in that Fund’s assets over those periods or the magnitude of changes to the components of a Fund's Underlying Index:

Fund	Brokerage Commissions Paid During Fiscal Year Ended July 31, 2025	Brokerage Commissions Paid During Fiscal Year Ended July 31, 2024	Brokerage Commissions Paid During Fiscal Year Ended July 31, 2023
iShares LifePath Retirement ETF	$615	$94.19	N/A
iShares LifePath Target Date 2030 ETF	1,284	175.50	N/A
iShares LifePath Target Date 2035 ETF	1,391	174.02	N/A
iShares LifePath Target Date 2040 ETF	963	115.61	N/A
iShares LifePath Target Date 2045 ETF	727	73.75	N/A
iShares LifePath Target Date 2050 ETF	630	72.67	N/A
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Fund	Brokerage Commissions Paid During Fiscal Year Ended July 31, 2025	Brokerage Commissions Paid During Fiscal Year Ended July 31, 2024	Brokerage Commissions Paid During Fiscal Year Ended July 31, 2023
iShares LifePath Target Date 2055 ETF	245	33.39	N/A
iShares LifePath Target Date 2060 ETF	148	20.53	N/A
iShares LifePath Target Date 2065 ETF	129	22.38	N/A
iShares LifePath Target Date 2070 ETF	25	N/A	N/A
The Funds' purchase and sale orders for securities may be combined with those of other investment companies, clients or accounts that BlackRock manages or advises. If purchases or sales of portfolio securities of the Funds and one or more other accounts managed or advised by BlackRock are considered at or about the same time, transactions in such securities are allocated among the Funds and the other accounts in a manner deemed equitable to all by BlackRock. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower transaction costs will be beneficial to the Funds. BlackRock may deal, trade and invest for its own account in the types of securities in which the Funds may invest. BlackRock may, from time to time, effect trades on behalf of and for the account of the Funds with brokers or dealers that are affiliated with BFA, in conformity with the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions. The Funds will not deal with affiliates in principal transactions unless permitted by applicable SEC rules or regulations, or by SEC exemptive order.
Portfolio turnover may vary from year to year, as well as within a year. High turnover rates may result in comparatively greater brokerage expenses. Because each Fund is newly launched, there is no reportable portfolio turnover.
The table below sets forth the portfolio turnover rates of each Fund for the fiscal years noted:
Fund	Fiscal Year Ended July 31, 2025	Fiscal Year Ended July 31, 2024
iShares LifePath Retirement ETF	18%	10%
iShares LifePath Target Date 2030 ETF	24%	10%
iShares LifePath Target Date 2035 ETF	19%	8%
iShares LifePath Target Date 2040 ETF	17%	6%
iShares LifePath Target Date 2045 ETF	16%	5%
iShares LifePath Target Date 2050 ETF	17%	6%
iShares LifePath Target Date 2055 ETF	12%	4%
iShares LifePath Target Date 2060 ETF	12%	3%
iShares LifePath Target Date 2065 ETF	12%	3%
iShares LifePath Target Date 2070 ETF	8%(1),(2)	N/A

(1)
The portfolio turnover for the iShares LifePath Target Date 2070 ETF relates to the period of November 12, 2024 to July 31, 2025 and is not annualized.
(2)
The inception date for the iShares LifePath Target Date 2070 ETF was November 12, 2024.
Additional Information Concerning the Trust
Shares.  The Trust issues shares of beneficial interests in the funds with no par value. The Board may designate additional iShares funds.
Each share issued by a fund has a pro rata interest in the assets of that fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant fund, and in the net distributable assets of such fund on liquidation.
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Each share has one vote with respect to matters upon which the shareholder is entitled to vote. In any matter submitted to shareholders for a vote, each fund shall hold a separate vote, provided that shareholders of all affected funds will vote together when: (i) required by the 1940 Act, or (ii) the Trustees determine that the matter affects the interests of more than one fund.
Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the fund) have noncumulative voting rights in the election of members of the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.
Following the creation of the initial Creation Unit(s) of shares of a fund and immediately prior to the commencement of trading in such fund’s shares, a holder of shares may be a “control person” of the fund, as defined in Rule 0-1 under the 1940 Act. A fund cannot predict the length of time for which one or more shareholders may remain a control person of the fund.
Shareholders may make inquiries by writing to iShares Trust, c/o BlackRock Investments, LLC, 1 University Square Drive, Princeton, NJ 08540.
Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC’s rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC or its staff, officers and trustees of a fund and beneficial owners of 10% of the shares of a fund (“Insiders”) may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the 1934 Act and the SEC’s rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act and existing guidance provided by the SEC staff.
In accordance with the Trust's current Agreement and Declaration of Trust (the “Declaration of Trust”), the Board may, without shareholder approval (unless such shareholder approval is required by the Declaration of Trust or applicable law, including the 1940 Act), authorize certain funds to merge, reorganize, consolidate, sell all or substantially all of their assets, or take other similar actions with, to or into another fund.  The Trust or a fund may be terminated by a majority vote of the Board, subject to the affirmative vote of a majority of the shareholders of the Trust or such fund entitled to vote on termination; however, in certain circumstances described in the Declaration of Trust, only a majority vote of the Board is required. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Declaration of Trust provides that the Board will have the unrestricted power to alter the number of shares in a Creation Unit. Therefore, in the event of a termination of the Trust or a fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Units or to be individually redeemable. In such circumstance, the Trust or a fund may make redemptions in-kind, for cash or for a combination of cash or securities. Further, in the event of a termination of the Trust or a fund, the Trust or a fund might elect to pay cash redemptions to all shareholders, with an in-kind election for shareholders owning in excess of a certain stated minimum amount.
DTC as Securities Depository for Shares of the Funds.  Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.
DTC was created in 1973 to enable electronic movement of securities between its participants (“DTC Participants”), and NSCC was established in 1976 to provide a single settlement system for securities clearing and to serve as central counterparty for securities trades among DTC Participants. In 1999, DTC and NSCC were consolidated within The Depository Trust & Clearing Corporation (“DTCC”) and became wholly-owned subsidiaries of DTCC. The common stock of DTCC is owned by the DTC Participants, but NYSE and FINRA, through subsidiaries, hold preferred shares in DTCC that provide them with the right to elect one member each to the DTCC board of directors. Access to the DTC system is available to entities, such as banks, brokers, dealers and trust companies, that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).
Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. The laws of some jurisdictions may require that certain
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purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in shares of the Fund.
Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.
The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.
Distribution of Shares.  In connection with each Fund's launch, each Fund was seeded through the sale of one or more Creation Units by each Fund to one or more initial investors. Initial investors participating in the seeding may be Authorized Participants, a lead market maker or other third party investor or an affiliate of each Fund or each Fund’s adviser. Each such initial investor may sell some or all of the shares underlying the Creation Unit(s) held by them pursuant to the registration statement for each Fund (each, a “Selling Shareholder”), which shares have been registered to permit the resale from time to time after purchase. Each Fund will not receive any of the proceeds from the resale by the Selling Shareholders of these shares.
Selling Shareholders may sell shares owned by them directly or through broker-dealers, in accordance with applicable law, on any national securities exchange on which the shares may be listed or quoted at the time of sale, through trading systems, in the OTC market or in transactions other than on these exchanges or systems at fixed prices, at prevailing market prices at the time of the sale, at varying prices determined at the time of sale, or at negotiated prices. These sales may be effected through brokerage transactions, privately negotiated trades, block sales, entry into options or other derivatives transactions or through any other means authorized by applicable law. Selling Shareholders may redeem the shares held in Creation Unit size by them through an Authorized Participant.
Any Selling Shareholder and any broker-dealer or agents participating in the distribution of shares may be deemed to be “underwriters” within the meaning of Section 2(a)(11) of the 1933 Act, in connection with such sales.
Any Selling Shareholder and any other person participating in such distribution will be subject to applicable provisions of the 1934 Act and the rules and regulations thereunder.
Creation and Redemption of Creation Units
General.  The Trust issues and sells shares of each Fund only in Creation Units on a continuous basis through the Distributor or its agent, without a sales load, at a price based on a Fund’s NAV next determined after receipt, on any Business Day (as defined below), of an order received by the Distributor or its agent in proper form. On days when the Listing Exchange or the
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listing exchange for the Fund’s exchange-traded options close earlier than normal, the Funds may require orders to be placed earlier in the day. The following table sets forth the number of shares of each Fund that constitute a Creation Unit for the Fund and the approximate value of such Creation Unit as of July 31, 2025:
Fund	Shares Per Creation Unit	Approximate Value Per Creation Unit (U.S.$)
iShares LifePath Retirement ETF	20,000	$592,781.42
iShares LifePath Target Date 2030 ETF	20,000	631,165.38
iShares LifePath Target Date 2035 ETF	20,000	646,445.80
iShares LifePath Target Date 2040 ETF	20,000	664,037.58
iShares LifePath Target Date 2045 ETF	20,000	677,348.90
iShares LifePath Target Date 2050 ETF	20,000	690,268.68
iShares LifePath Target Date 2055 ETF	20,000	696,327.64
iShares LifePath Target Date 2060 ETF	20,000	695,473.56
iShares LifePath Target Date 2065 ETF	20,000	695,316.14
iShares LifePath Target Date 2070 ETF	20,000	539,439.56
In its discretion, the Trust reserves the right to increase or decrease the number of a Fund’s shares that constitute a Creation Unit. The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of a Fund, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.
A “Business Day” with respect to each Fund is any day the Fund is open for business, including any day when it satisfies redemption requests as required by Section 22(e) of the 1940 Act. Each Fund is open for business any day on which the Listing Exchange on which the Fund is listed for trading is open for business. As of the date of this SAI, the Listing Exchange observes the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Fund Deposit.  The consideration for purchase of Creation Units of a Fund is generally cash. However, in some cases the consideration consists of a designated portfolio of securities, assets or other positions (including any portion of such securities for which cash may be substituted) (“Deposit Securities” or “Creation Basket”) and the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which will be applicable (subject to possible amendment or correction) to creation requests received in proper form. The Fund Deposit represents the minimum initial and subsequent investment amount for a Creation Unit of a Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, to purchases of Creation Units of shares of a given Fund until such time as the next-announced Fund Deposit is made available.
The “Cash Component” is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the “Deposit Amount,” which is an amount equal to the market value of the Deposit Securities, and serves to compensate for any differences between the NAV per Creation Unit and the Deposit Amount. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities are the sole responsibility of the Authorized Participant purchasing the Creation Unit.
Each Fund’s current policy is to accept cash in substitution for the Deposit Securities it might otherwise accept as in-kind consideration for the purchase of Creation Units. A Fund may, at times, elect to receive Deposit Securities (i.e., the in-kind deposit of a designated portfolio of securities) and a Cash Component as consideration for the purchase of Creation Units. If a Fund elects to accept Deposit Securities, a purchaser’s delivery of the Deposit Securities together with the Cash Component will constitute the “Fund Deposit,” which will represent the consideration for a Creation Unit of the Fund. Please see the Cash Purchase Method section below and the following discussion summarizing the Deposit Security method for further information on purchasing Creation Units of a Fund.
The Deposit Securities, in connection with a purchase of a Creation Unit of a Fund, will consist of a pro rata basket of the Fund’s portfolio except for differences due to minimum trading sizes for bonds, minimum lot sizes or rounding.
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The identity and number or par value of the Deposit Securities change pursuant to changes in the composition of a Fund’s portfolio and as rebalancing adjustments and corporate action events are reflected from time to time by BFA with a view to the investment objective(s) of a Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities constituting a Fund’s portfolio.
The Fund Deposit may also be modified to minimize the Cash Component by redistributing the cash to the Deposit Securities portion of the Fund Deposit through “systematic rounding.” The rounding methodology “rounds up” position sizes of securities in the Deposit Securities (which in turn reduces the cash portion). However, the methodology limits the maximum allowed percentage change in weight and share quantity of any given security in the Fund Deposit.
The Trust may, in its sole discretion, substitute a “cash in lieu” amount to be added to the Cash Component to replace any Deposit Security in certain circumstances, including: (i) when instruments are not available in sufficient quantity for delivery; (ii) when instruments are not eligible for transfer through DTC or the clearing process (as discussed below); (iii) when instruments that the Authorized Participant (or an investor on whose behalf the Authorized Participant is acting) are not able to be traded due to a trading restriction; (iv) when delivery of the Deposit Security by the Authorized Participant (or by an investor on whose behalf the Authorized Participant is acting) would be restricted under applicable securities or other local laws; (v) in connection with distribution payments to be made by a Fund; or (vi) in certain other situations.
Cash Purchase Method.  When partial or full cash purchases of Creation Units are available or specified for a Fund (Creation Units of a Fund are generally offered solely for cash), they will be effected in essentially the same manner as in-kind purchases thereof. In the case of a partial or full cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser.
Procedures for Creation of Creation Units.  To be eligible to place orders with the Distributor and to create a Creation Unit of a Fund, an entity must be: (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC, or (ii) a DTC Participant, and must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Units (“Authorized Participant Agreement”) (discussed below). A member or participant of a clearing agency registered with the SEC which has a written agreement with a Fund or one of its service providers that allows such member or participant to place orders for the purchase and redemption of Creation Units is referred to as an “Authorized Participant.” All shares of the Funds, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.
Role of the Authorized Participant.  Creation Units may be purchased only by or through a member or participant of a clearing agency registered with the SEC, which has a written agreement with a Fund or one of its service providers that allows such member or participant to place orders for the purchase and redemption of Creation Units. Such Authorized Participant will agree, pursuant to the terms of such Authorized Participant Agreement and on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that such Authorized Participant will make available in advance of each purchase of shares an amount of cash sufficient to pay the Cash Component, once the NAV of a Creation Unit is next determined after receipt of the purchase order in proper form, together with the transaction fees described below. An Authorized Participant, acting on behalf of an investor, may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Cash Component. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement and that orders to purchase Creation Units may have to be placed by the investor’s broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Trust does not expect to enter into an Authorized Participant Agreement with more than a small number of DTC Participants. A list of current Authorized Participants may be obtained from the Distributor. The Distributor has adopted guidelines regarding Authorized Participants’ transactions in Creation Units that are made available to all Authorized Participants. These guidelines set forth the processes and standards for Authorized Participants to transact with the Distributor and its agents in connection with creation and redemption transactions. In addition, the Distributor may be appointed as the proxy of the Authorized Participant and may be granted a power of attorney under its Authorized Participant Agreement.
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Placement of Creation Orders.  Fund Deposits must be delivered through the Federal Reserve System (for cash and U.S. government securities), through DTC (for corporate and municipal securities) or through a central depository account, such as with Euroclear or DTC, maintained by Citibank or a sub-custodian (a “Central Depository Account”). Any portion of the Fund Deposit that may not be delivered through the Federal Reserve System or DTC must be delivered through a Central Depository Account. The Fund Deposit transfers made through DTC must be ordered by the DTC Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of a Fund generally before 3:00 p.m., Eastern time on the Settlement Date. Fund Deposit transfers made through the Federal Reserve System must be deposited by the participant institution in a timely fashion so as to ensure the delivery of the requisite number or amount of Deposit Securities or cash through the Federal Reserve System to the account of a Fund generally before 3:00 p.m., Eastern time on the Settlement Date. Fund Deposit transfers made through a Central Depository Account must be completed pursuant to the requirements established by the custodian or sub-custodian for such Central Depository Account generally before 2:00 p.m., Eastern time on the Settlement Date. The “Settlement Date” for all funds is generally the second business day after the Transmittal Date. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to Citibank through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by Citibank generally before 3:00 p.m., Eastern time on the Settlement Date. If the Cash Component and the Deposit Securities are not received by 3:00 p.m., Eastern time on the Settlement Date, the creation order may be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current NAV of a Fund. The delivery of Creation Units so created generally will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor, provided that the relevant Fund Deposit has been received by a Fund prior to such time.
Purchase Orders.  To initiate an order for a Creation Unit, an Authorized Participant must submit to the Distributor or its agent an irrevocable order to purchase shares of a Fund, in proper form, generally before 4:00 p.m., Eastern time on any Business Day to receive that day’s NAV. The Distributor or its agent will notify BFA and the custodian of such order. The custodian will then provide such information to any appropriate sub-custodian. Procedures and requirements governing the delivery of the Fund Deposit are set forth in the procedures handbook for Authorized Participants and may change from time to time. Investors, other than Authorized Participants, are responsible for making arrangements for a creation request to be made through an Authorized Participant. The Distributor or its agent will provide a list of current Authorized Participants upon request. Those placing orders to purchase Creation Units through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor or its agent by the Cutoff Time (as defined below) on such Business Day.
The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to a Fund, immediately available or same day funds estimated by a Fund to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fees. Those placing orders should ascertain the deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the Cutoff Time of a Fund. Investors should be aware that an Authorized Participant may require orders for purchases of shares placed with it to be in the particular form required by the individual Authorized Participant.
The Authorized Participant is responsible for any and all expenses and costs incurred by a Fund, including any applicable cash amounts, in connection with any purchase order.
Timing of Submission of Purchase Orders.  An Authorized Participant must submit an irrevocable order to purchase shares of a Fund before 4:00 p.m., Eastern time on any Business Day in order to receive that day’s NAV. Creation Orders must be transmitted by an Authorized Participant in the form required by a Fund to the Distributor or its agent pursuant to procedures set forth in the Authorized Participant Agreement. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or its agent or an Authorized Participant. A Fund’s deadline specified above for the submission of purchase orders is referred to as the Fund’s “Cutoff Time.” The Distributor or its agent, in their discretion, may permit the submission of such orders and requests by or through an Authorized Participant at any time (including on days on which the Listing Exchange is not open for business) via communication through the facilities of the Distributor’s or its agent’s proprietary website maintained for this purpose. Purchase orders and redemption requests, if accepted by the Trust, will be processed based on the NAV next determined after such acceptance in accordance with a Fund’s Cutoff Times as provided in the Authorized Participant Agreement and disclosed in this SAI.
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Acceptance of Orders for Creation Units.  Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor’s behalf) and (ii) arrangements satisfactory to a Fund are in place for payment of the Cash Component and any other cash amounts which may be due, a Fund will accept the order, subject to the Fund’s right (and the right of the Distributor and BFA) to reject any order until acceptance, as set forth below.
Once a Fund has accepted an order, upon the next determination of the NAV of the shares, the Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor or its agent will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.
Each Fund reserves the right to reject or revoke a creation order transmitted to it by the Distributor or its agent provided that a rejection or revocation of a creation order does not violate Rule 6c-11 under the Investment Company Act. For example, a Fund may reject or revoke a creation order transmitted to it by the Distributor or its agent if (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities delivered do not conform to the identity and number of shares specified, as described above; (iv) acceptance of the Deposit Securities is not legally required or would, in the opinion of counsel, be unlawful; or (v) circumstances outside the control of the Fund, the Distributor or its agent and BFA make it impracticable to process purchase orders. The Distributor or its agent shall notify a prospective purchaser of a Creation Unit and/or the Authorized Participant acting on behalf of such purchaser of its rejection of such order. The Funds, Citibank, the sub-custodian and the Distributor or its agent are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for failure to give such notification.
Issuance of a Creation Unit.  Except as provided herein, a Creation Unit will not be issued until the transfer of good title to a Fund of the Deposit Securities and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the custodian that the securities included in the Fund Deposit (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Distributor or its agent and BFA shall be notified of such delivery and a Fund will issue and cause the delivery of the Creation Unit.
Creation Units are generally issued on a “T+1 basis” (i.e., one Business Day after trade date). However, each Fund reserves the right to settle Creation Unit transactions on a different basis, if necessary or appropriate under the circumstances and compliant with applicable law. These circumstances may include, among others, accommodating non-U.S. market holiday schedules and accounting for different treatment among non-U.S. and U.S. markets of dividend record dates and ex-dividend dates (i.e., the last day the holder of a security can sell the security and still receive dividends payable on the security.
To the extent contemplated by an Authorized Participant Agreement with the Distributor, each Fund will issue Creation Units to such Authorized Participant, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral as set forth in the handbook for Authorized Participants. The Trust may use such collateral at any time to buy Deposit Securities for a Fund. Such collateral must be delivered no later than the time specified by a Fund or its custodian on the contractual settlement date. Information concerning a Fund’s current procedures for collateralization of missing Deposit Securities is available from the Distributor or its agent. The Authorized Participant Agreement will permit a Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Fund of purchasing such securities and the collateral including, without limitation, liability for related brokerage, borrowings and other charges.
In certain cases, Authorized Participants may create and redeem Creation Units on the same trade date and in these instances, each Fund reserves the right to settle these transactions on a net basis or require a representation from the Authorized Participants that the creation and redemption transactions are for separate beneficial owners. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by such Fund and the Fund’s determination shall be final and binding.
Costs Associated with Creation Transactions. A standard creation transaction fee is imposed to offset the transfer and other transaction costs associated with the issuance of Creation Units. Under an ETF Services Agreement, the Funds have retained BRIL, an affiliate of BFA, to perform certain ETF Services. BRIL will receive from an Authorized Participant a standard transaction fee on each creation order, which consists of (1) a fee for providing the ETF Services (the “ETF Servicing Fee”) and (2) transfer, processing and other transaction costs charged by a Fund custodian in connection with the issuance of
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Creation Units for such creation order (“Custody Transaction Costs”). BRIL is entitled to retain the ETF Servicing Fee pursuant to the ETF Services Agreement, but BRIL will reimburse any Custody Transaction Costs to the applicable Fund custodian according to the amounts invoiced by such custodian.
The ETF Servicing Fee is a flat fee per order regardless of the number of Creation Units being purchased, which amount will vary among different Funds based on a number of factors, including the complexity of the order and the types of securities or instruments included in a Fund’s Creation Basket, among other variables. The ETF Servicing Fee may be equal to zero in certain instances, such as for creation transactions that consist solely of cash. The actual Custody Transaction Costs vary per order based on the number of trades, underlying markets and settlement locations associated with the issuance of a Creation Unit. The following table sets forth, for each Fund, either the actual creation transaction fee that was charged on November 10, 2025 or an estimate of the creation transaction fee that would have been charged if the Fund had issued a Creation Unit on that date. The actual fee that was or would have been charged to an Authorized Participant in connection with a creation order will vary over time depending on the factors discussed above, and may be higher than the fee set forth below.
In order to defray transaction expenses for a Fund and protect against possible shareholder dilution, if a creation transaction consists solely or partially of cash, the Authorized Participant may also be required to cover (up to the maximum amount shown below) certain brokerage, tax, foreign exchange, execution and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs based on historical data or other inputs, at BlackRock’s discretion, and may include part or all of the spread between the expected bid and offer side of the market and anticipated market impact). However, a Fund is not obligated to trade identical securities to the securities identified by BlackRock in estimating these transaction and other costs and expenses. In certain cases, BlackRock or an affiliate may determine in its discretion to deviate from the regular charge, subject to the maximum amounts shown below.
Authorized Participants will also bear the costs of transferring the Deposit Securities to the Funds. Certain fees/costs associated with creation transactions may be waived in certain circumstances. Investors who use the services of a broker or other financial intermediary to acquire Fund shares may be charged a fee for such services.
The following table sets forth each Fund’s actual or estimated creation transaction fee, as applicable, as of November 10, 2025 and maximum additional charge (as described above):
Fund	Standard Creation Transaction Fee	Maximum Additional Charge for Creations*
iShares LifePath Retirement ETF	$166.25 **	3.0%
iShares LifePath Target Date 2030 ETF	$166.25 **	3.0%
iShares LifePath Target Date 2035 ETF	$166.25 **	3.0%
iShares LifePath Target Date 2040 ETF	$166.25 **	3.0%
iShares LifePath Target Date 2045 ETF	$165.00 **	3.0%
iShares LifePath Target Date 2050 ETF	$161.25 **	3.0%
iShares LifePath Target Date 2055 ETF	$157.50 **	3.0%
iShares LifePath Target Date 2060 ETF	$157.50 **	3.0%
iShares LifePath Target Date 2065 ETF	$157.50 **	3.0%
iShares LifePath Target Date 2070 ETF	$311.25 **	3.0%

*
As a percentage of the net asset value per Creation Unit.
**
Estimated fee.
Redemption of Creation Units.  Shares of a Fund may be redeemed by Authorized Participants only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor or its agent and only on a Business Day. The Funds will not redeem shares in amounts less than Creation Units. There can be no assurance, however, that there will be sufficient liquidity in the secondary market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a Creation Unit that could be redeemed by an Authorized Participant. Beneficial owners also may sell shares in the secondary market.
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Each Fund generally redeems Creation Units for Fund Securities (as defined below). Please see the following discussion summarizing the in-kind method for further information on redeeming Creation Units of the Funds.
Each Fund publishes the designated portfolio of securities (including any portion of such securities for which cash may be substituted) that will be applicable to redemption requests received in proper form (as defined below) on that day (“Fund Securities” or “Redemption Basket”), and an amount of cash (the “Cash Amount,” as described below) are applicable, in order to effect redemptions of Creation Units of the Fund. Such Fund Securities and Cash Amount will remain in effect until such time as the next announced composition of the Fund Securities and Cash Amount is made available. The Fund Securities and Cash Amount are subject to possible amendment or correction. Procedures and requirements governing redemption transactions are set forth in the handbook for Authorized Participants and may change from time to time.
Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities, plus the Cash Amount, which is an amount equal to the difference between the net asset value of the shares being redeemed, as next determined after the receipt of a redemption request in proper form, and the value of Fund Securities, less a redemption transaction fee (as described below).
The Trust may, in its sole discretion, substitute a “cash in lieu” amount to replace any Fund Security in certain circumstances, including: (i) when the delivery of a Fund Security to the Authorized Participant (or to an investor on whose behalf the Authorized Participant is acting) would be restricted under applicable securities or other local laws or due to a trading restriction; (ii) when the delivery of a Fund Security to the Authorized Participant would result in the disposition of the Fund Security by the Authorized Participant due to restrictions under applicable securities or other local laws; (iii) when the delivery of a Fund Security to the Authorized Participant would result in unfavorable tax treatment; (iv) when a Fund Security cannot be settled or otherwise delivered in time to facilitate an in-kind redemption; or (v) in certain other situations. The amount of cash paid out in such cases will be equivalent to the value of the substituted security listed as a Fund Security. In the event that the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder. The Funds generally redeem Creation Units for Fund Securities, but the Funds reserve the right to utilize a cash option for redemption of Creation Units. A Fund may, in its sole discretion, provide such redeeming Authorized Participant a portfolio of securities that differs from the exact composition of the Fund Securities, but does not differ in NAV. The Redemption Basket may also be modified to minimize the Cash Component by redistributing the cash to the Fund Securities portion of the Redemption Basket through systematically rounding. The rounding methodology allows position sizes of securities in the Fund Securities to be “rounded up,” while limiting the maximum allowed percentage change in weight and share quantity of any given security in the Redemption Basket.
Cash Redemption Method.  Although the Trust does not generally permit partial or full cash redemptions of Creation Units of its funds, when partial or full cash redemptions of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind redemptions thereof. In the case of partial or full cash redemption, the Authorized Participant receives the cash equivalent of the Fund Securities it would otherwise receive through an in-kind redemption, plus the same Cash Amount to be paid to an in-kind redeemer.
Costs Associated with Redemption Transactions. A standard redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the relevant Fund. As described above, under an ETF Services Agreement, the Funds have retained BRIL, an affiliate of BFA, to perform certain ETF Services. BRIL will receive from an Authorized Participant a standard transaction fee on each redemption order, which consists of (1) the ETF Servicing Fee and (2) Custody Transaction Costs. BRIL is entitled to retain the ETF Servicing Fee pursuant to the ETF Services Agreement, but BRIL will reimburse any Custody Transaction Costs to the applicable Fund custodian according to the amounts invoiced by such custodian.
The ETF Servicing Fee is a flat fee per order regardless of the number of Creation Units being redeemed, which amount will vary among different Funds based on a number of factors, including the complexity of the order and the types of securities or instruments included in a Fund’s Redemption Basket, among other variables. The ETF Servicing Fee may be equal to zero in certain instances, such as for redemption transactions that consist solely of cash. The actual Custody Transaction Costs vary per order based on the number of trades, underlying markets, and settlement locations associated with the redemption of a Creation Unit. The following table sets forth, for each Fund, either the actual standard redemption transaction fee that was charged on November 10, 2025 or an estimate of the standard redemption transaction fee that would have been charged if the Fund had redeemed a Creation Unit on that date. The actual fee that was or would have been charged to an Authorized
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Participant in connection with a redemption order will vary over time depending on the factors discussed above, and may be higher than the fee set forth below.
In order to defray transaction expenses for a Fund and protect against possible shareholder dilution, if a redemption transaction consists solely or partially of cash, the Authorized Participant may also be required to cover (up to the maximum amount shown below) certain brokerage, tax, foreign exchange, execution and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs based on historical data or other inputs, at BlackRock’s discretion, and may include part or all of the spread between the expected bid and offer side of the market and anticipated market impact). However, a Fund is not obligated to trade identical securities to the securities identified by BlackRock in estimating these transaction and other costs and expenses. In certain cases, BlackRock or an affiliate may determine in its discretion to deviate from the regular charge, subject to the maximum amounts shown below.
Authorized Participants will also bear the costs of transferring the Fund Securities from a Fund to their account on their order. Certain fees/costs associated with redemption transactions may be waived in certain circumstances. Investors who use the services of a broker or other financial intermediary to dispose of Fund shares may be charged a fee for such services.
The following table sets forth each Fund’s actual or estimated redemption transaction fee, as applicable, as of November 10, 2025 and maximum additional charge (as described above):
Fund	Standard Redemption Transaction Fee	Maximum Additional Charge for Redemptions*
iShares LifePath Retirement ETF	$166.25 **	2.0%
iShares LifePath Target Date 2030 ETF	$166.25 **	2.0%
iShares LifePath Target Date 2035 ETF	$166.25 **	2.0%
iShares LifePath Target Date 2040 ETF	$166.25 **	2.0%
iShares LifePath Target Date 2045 ETF	$165.00 **	2.0%
iShares LifePath Target Date 2050 ETF	$161.25 **	2.0%
iShares LifePath Target Date 2055 ETF	$157.50 **	2.0%
iShares LifePath Target Date 2060 ETF	$157.50 **	2.0%
iShares LifePath Target Date 2065 ETF	$157.50 **	2.0%
iShares LifePath Target Date 2070 ETF	$311.25 **	2.0%

*
As a percentage of the net asset value per Creation Unit, inclusive of the standard redemption transaction fee.
**
Estimated fee.
Placement of Redemption Orders.  Redemption requests for Creation Units of a Fund must be submitted to the Distributor or its agent by or through an Authorized Participant. An Authorized Participant must submit an irrevocable request to redeem shares of a Fund generally before 4:00 p.m., Eastern time on any Business Day, in order to receive that day’s NAV. On days when the Listing Exchange closes earlier than normal, a Fund may require orders to redeem Creation Units to be placed earlier that day. Investors, other than Authorized Participants, are responsible for making arrangements for a redemption request to be made through an Authorized Participant. The Distributor or its agent will provide a list of current Authorized Participants upon request.
The Authorized Participant must transmit the request for redemption in the form required by a Fund to the Distributor or its agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. At any time, only a limited number of broker-dealers will have an Authorized Participant Agreement in effect. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to a Fund’s transfer agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.
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A redemption request is considered to be in “proper form” if: (i) an Authorized Participant has transferred or caused to be transferred to a Fund’s transfer agent the Creation Unit redeemed through the book-entry system of DTC so as to be effective by the Listing Exchange closing time on any Business Day on which the redemption request is submitted; (ii) a request in form satisfactory to a Fund is received by the Distributor or its agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above; and (iii) all other procedures set forth in the Authorized Participant Agreement are properly followed.
Upon receiving a redemption request, the Distributor or its agent shall notify a Fund and the Fund’s transfer agent of such redemption request. The tender of an investor’s shares for redemption and the distribution of the securities and/or cash included in the redemption payment made in respect of Creation Units redeemed will be made through DTC and the relevant Authorized Participant to the Beneficial Owner thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds, as the case may be, or by such other means specified by the Authorized Participant submitting the redemption request.
A redeeming Authorized Participant, whether on its own account or acting on behalf of a Beneficial Owner, must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the portfolio securities are customarily traded, to which account such portfolio securities will be delivered.
Deliveries of redemption proceeds are generally made within one Business Day (i.e., “T+1”). However, each Fund reserves the right to settle deliveries of redemption proceeds on a different basis, if necessary or appropriate under the circumstances and compliant with applicable law. These circumstances may include, among others, accommodating non-U.S. market holiday schedules and accounting for different treatment among non-U.S. and U.S. markets of dividend record dates and dividend ex-dates (i.e., the last date the holder of a security can sell the security and still receive dividends payable on the security.
If a Fund includes a foreign investment in its basket, and if a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming Authorized Participants prevents timely delivery of the foreign investment in response to a redemption request, the Fund may delay delivery of the foreign investment more than seven days if the Fund delivers the foreign investment as soon as practicable, but in no event later than 15 days.
If neither the Authorized Participant nor the Beneficial Owner on whose behalf the Authorized Participant is acting has appropriate arrangements to take delivery of Fund Securities in the applicable non-U.S. jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of Fund Securities in such jurisdiction, a Fund may in its discretion exercise its option to redeem such shares in cash, and the Beneficial Owner will be required to receive its redemption proceeds in cash. In such case, the investor will receive a cash payment equal to the net asset value of its shares based on the NAV of a Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charges specified above to offset a Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities). Redemptions of shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws and a Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund cannot lawfully deliver specific Fund Securities upon redemptions or cannot do so without first registering the Fund Securities under such laws.
To the extent contemplated by an Authorized Participant’s agreement with the Distributor or its agent, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit to be redeemed to a Fund, at or prior to the time specified by the Fund or its custodian on the Business Day after the date of submission of redemption request, the Distributor or its agent will accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral as set forth in the handbook for Authorized Participants. Such collateral must be delivered no later than the time specified by a Fund or its custodian on the Business Day after the date of submission of such redemption request and shall be held by Citibank and marked-to-market daily. The fees of Citibank and any sub-custodians in respect of the delivery, maintenance and redelivery of the collateral shall be payable by the Authorized Participant. The Authorized Participant Agreement permits a Fund to acquire shares of the Fund at any time and subjects the Authorized Participant to liability for any shortfall between the aggregate of the cost to the Fund of purchasing such shares, plus the value of the Cash Amount, and the value of the collateral together with liability for related brokerage and other charges.
The right of redemption may be suspended or the date of payment postponed with respect to the Funds: (i) for any period during which the Listing Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during
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which trading on the Listing Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of a Fund’s portfolio securities or determination of its NAV is not reasonably practicable; or (iv) in such other circumstance as is permitted by the SEC.
Custom Baskets.  Creation and Redemption baskets may differ and the Funds will accept “custom baskets.” A custom basket may include any of the following: (i) a basket that is composed of a non-representative selection of a Fund’s portfolio holdings; (ii) a representative basket that is different from the initial basket used in transactions on the same business day; or (iii) a basket that contains bespoke cash substitutions for a single Authorized Participant. Each Fund has adopted policies and procedures that govern the construction and acceptance of baskets, including heightened requirements for certain types of custom baskets. Such policies and procedures provide the parameters for the construction and acceptance of custom baskets that are in the best interests of a Fund and its shareholders, establish processes for revisions to, or deviations from, such parameters, and specify the titles and roles of the employees of BFA who are required to review each custom basket for compliance with those parameters. In addition, when constructing custom baskets for redemptions, the tax efficiency of a Fund may be taken into account. The policies and procedures distinguish among different types of custom baskets that may be used for a Fund and impose different requirements for different types of custom baskets in order to seek to mitigate against potential risks of conflicts and/or overreaching by an Authorized Participant. BlackRock has established a governance process to oversee basket compliance for a Fund, as set forth in each Fund’s policies and procedures.
Taxation on Creations and Redemptions of Creation Units.  An Authorized Participant generally will recognize either gain or loss upon the exchange of Deposit Securities for Creation Units. This gain or loss is calculated by taking the market value of the Creation Units purchased over the Authorized Participant’s aggregate basis in the Deposit Securities exchanged therefor. However, the IRS may apply the wash sales rules to determine that any loss realized upon the exchange of Deposit Securities for Creation Units is not currently deductible. Authorized Participants should consult their own tax advisors.
Current U.S. federal income tax laws dictate that capital gain or loss realized from the redemption of Creation Units will generally create long-term capital gain or loss if the Authorized Participant holds the Creation Units for more than one year, or short-term capital gain or loss if the Creation Units were held for one year or less, if the Creation Units are held as capital assets.
Taxes
The following is a summary of certain material U.S. federal income tax considerations regarding the purchase, ownership and disposition of shares of a Fund. This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to a Fund or to all categories of investors, some of which may be subject to special tax rules. Current and prospective shareholders are urged to consult their own tax advisors with respect to the specific U.S. federal, state, local and non-U.S. tax consequences of investing in a Fund. The summary is based on the laws and judicial and administrative interpretations thereof in effect on the date of this SAI, all of which are subject to change, possibly with retroactive effect. References to the Funds will also generally apply to the Underlying Funds as well.
Regulated Investment Company Qualifications.  Each Fund intends to qualify for treatment as a separate RIC under Subchapter M of the Internal Revenue Code. To qualify for treatment as a RIC, each Fund must annually distribute at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (i) at least 90% of each Fund’s annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or non-U.S. currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in qualified publicly-traded partnerships (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive at least 90% of their income from interest, dividends, capital gains and other traditionally permitted RIC income); and (ii) at the close of each quarter of each Fund's taxable year, (a) at least 50% of the market value of each Fund’s total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of each Fund's
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total assets may be invested in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer, of two or more issuers of which 20% or more of the voting stock is held by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly-traded partnerships.
A Fund may be able to cure a failure to derive at least 90% of its income from the sources specified above or a failure to diversify its holdings in the manner described above by paying a tax and/or by disposing of certain assets. If, in any taxable year, a Fund fails one of these tests and does not timely cure the failure, that Fund will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by that Fund in computing its taxable income.
Although, in general, the passive loss rules of the Internal Revenue Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to interests in qualified publicly-traded partnerships. A Fund's investments in partnerships, including in qualified publicly-traded partnerships, may result in the Fund being subject to state, local, or non-U.S. income, franchise or withholding tax liabilities.
Taxation of RICs.  As a RIC, a Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders, provided that it satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, a Fund must distribute to its shareholders at least the sum of (i) 90% of its “investment company taxable income” (i.e., income other than the excess of its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments, and (ii) 90% of its net tax-exempt income for the taxable year. A Fund will be subject to income tax at regular corporate rates on any taxable income or gains that it does not distribute to its shareholders. If a Fund fails to qualify for any taxable year as a RIC or fails to meet the distribution requirement, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits. In such event, distributions to individuals should be eligible to be treated as qualified dividend income and distributions to corporate shareholders generally should be eligible for the dividends received deduction. Although each Fund intends to distribute substantially all of its net investment income and its capital gains for each taxable year, a Fund may decide to retain a portion of its income or gains. Each Fund will be subject to U.S. federal income taxation and excise taxation (as described below) to the extent it does not distribute all (or, in the case of the excise tax, substantially all) of such income or gains. In certain circumstances, including in instances where the operational cost of the distribution would exceed the amount of the income or excise tax, BFA or an affiliate may voluntarily pay the tax on behalf of a Fund or reimburse the Fund for the tax. If a Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. If a Fund fails to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Fund had been liquidated) if it qualifies as a RIC in a subsequent year.
Excise Tax.  A Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus at least 98.2% of its capital gain net income for the 12 months ended October 31 of such year. For this purpose, however, any ordinary income or capital gain net income retained by a Fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. Long-term capital distributions from the Underlying Funds paid in December or, in certain cases, January in satisfaction of this rule will be subject to potential distribution by the Funds in the following calendar year.
Net Capital Loss Carryforwards.  Net capital loss carryforwards may be applied against any net realized capital gains in each succeeding year, until they have been reduced to zero.
In the event that a Fund were to experience an ownership change as defined under the Internal Revenue Code, the loss carryforwards and other favorable tax attributes of a Fund, if any, may be subject to limitation.
The following Funds had net capital loss carryforwards as set forth in the table below as of July 31, 2025, the tax year-end for the Funds listed:

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Fund	Non-Expiring Capital Loss Carryforward
iShares LifePath Retirement ETF	$27,962
iShares LifePath Target Date 2040 ETF	55,813
iShares LifePath Target Date 2045 ETF	74,680
iShares LifePath Target Date 2050 ETF	43,110
iShares LifePath Target Date 2070 ETF	1,668
Taxation of U.S. Shareholders.   Dividends and other distributions by a Fund are generally treated under the Internal Revenue Code as received by the shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by a Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided such dividend is actually paid by the Fund during January of the following calendar year.
Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if a Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax (at a flat rate of 21%) on the amount retained. In that event, unless the retained amount is deemed to be de minimis or the applicable tax is otherwise reimbursed by BFA or an affiliate, the Fund will generally designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to the excess of the amount in clause (a) over the amount in clause (b). Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the IRS.
Distributions of net realized long-term capital gains, if any, that a Fund reports as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund. All other dividends of a Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits (“regular dividends”) are generally subject to tax as ordinary income, subject to the discussion of qualified dividend income below. Because the Fund is expected to invest in an Underlying Fund, the Fund’s realized losses on sales of shares of an Underlying Fund may be indefinitely or permanently deferred as “wash sales.” Distributions of short-term capital gains by an Underlying Fund will be recognized as ordinary income by the Fund and would not be offset by the Fund’s capital loss carryforwards, if any. Capital loss carryforwards of an Underlying Fund, if any, would not offset net capital gains of the Fund. Long-term capital gains are eligible for taxation at a maximum rate of 15% or 20% for non-corporate shareholders, depending on whether their income exceeds certain threshold amounts.
If an individual receives a regular dividend qualifying for the long-term capital gains rates and such dividend constitutes an “extraordinary dividend,” and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An “extraordinary dividend” on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period, or (ii) in an amount greater than 20% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.
Distributions in excess of a Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder’s basis in shares of the Fund, and as a capital gain thereafter (if the shareholder holds shares of the Fund as capital assets). Distributions in excess of a Fund’s minimum distribution requirements, but not in excess of a Fund’s earnings and profits, will be taxable to shareholders and will not constitute nontaxable returns of capital. Shareholders receiving dividends or distributions in the form of additional shares should be
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treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive and should have a cost basis in the shares received equal to such amount.
A 3.8% U.S. federal Medicare contribution tax is imposed on net investment income, including, but not limited to, interest, dividends, and net gain from investments, of U.S. individuals with income exceeding $200,000 (or $250,000 if married and filing jointly) and of estates and trusts.
Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If a Fund is the holder of record of any security on the record date for any dividends payable with respect to such security, such dividends will be included in the Fund’s gross income not as of the date received but as of the later of (a) the date such security became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the security would not be entitled to receive the declared, but unpaid, dividends); or (b) the date the Fund acquired such security. Accordingly, in order to satisfy its income distribution requirements, a Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.
In certain situations, a Fund may, for a taxable year, defer all or a portion of its net capital loss (or if there is no net capital loss, then any net long-term or short-term capital loss) realized after October and its late-year ordinary loss (defined as the sum of (i) the excess of post-October foreign currency and passive foreign investment company (“PFIC”) losses over post-October foreign currency and PFIC gains and (ii) the excess of post-December ordinary losses over post-December ordinary income) until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October (or December) may affect the tax character of shareholder distributions.
Sales of Shares.  Upon the sale or exchange of shares of a Fund, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and the shareholder’s basis in shares of the Fund. A redemption of shares by a Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends or capital gains distributions, or by an option or contract to acquire substantially identical shares, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. The Medicare contribution tax described above will apply to the sale of Fund shares.
If a shareholder incurs a sales charge in acquiring shares of a Fund, disposes of those shares within 90 days and then, on or before January 31 of the following calendar year, acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents shareholders from immediately deducting the sales charge by shifting their investments within a family of mutual funds.
Backup Withholding.  In certain cases, a Fund will be required to withhold at a 24% rate and remit to the U.S. Treasury such amounts withheld from any distributions paid to a shareholder who: (i) has failed to provide a correct taxpayer identification number; (ii) is subject to backup withholding by the IRS; (iii) has failed to certify to a Fund that such shareholder is not subject to backup withholding; or (iv) has not certified that such shareholder is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's U.S. federal income tax liability.
Sections 351 and 362.  The Trust, on behalf of each Fund, has the right to reject an order for a purchase of shares of the Fund if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Sections 351 and 362 of the Internal Revenue Code, that Fund would
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have a basis in the securities different from the market value of such securities on the date of deposit. If a Fund’s basis in such securities on the date of deposit was less than market value on such date, the Fund, upon disposition of the securities, would recognize more taxable gain or less taxable loss than if its basis in the securities had been equal to market value. It is not anticipated that the Trust will exercise the right of rejection except in a case where the Trust determines that accepting the order could result in material adverse tax consequences to a Fund or its shareholders. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.
Taxation of Certain Derivatives.  An Underlying Fund’s transactions in zero coupon securities, non-U.S. currencies, forward contracts, options and futures contracts (including options and futures contracts on non-U.S. currencies), to the extent permitted, will be subject to special provisions of the Internal Revenue Code (including provisions relating to “hedging transactions” and “straddles”) that, among other consequences, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require an Underlying Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause an Underlying Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. Each Underlying Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any zero coupon security, non-U.S. currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of an Underlying Fund as a RIC.
An Underlying Fund’s investments in so-called “Section 1256 contracts,” such as regulated futures contracts, most non-U.S. currency forward contracts traded in the interbank market and options on most security indexes, are subject to special tax rules. All Section 1256 contracts held by an Underlying Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in an Underlying Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by an Underlying Fund from positions in Section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by an Underlying Fund.
As a result of entering into swap contracts, an Underlying Fund may make or receive periodic net payments. An Underlying Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if an Underlying Fund has been a party to the swap for more than one year). With respect to certain types of swaps, an Underlying Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss.
Qualified Dividend Income.  Distributions by a Fund of investment company taxable income (including any short-term capital gains), whether received in cash or shares, will be taxable either as ordinary income or as qualified dividend income, which is eligible to be taxed at long-term capital gain rates to the extent a Fund receives qualified dividend income on the securities it holds and a Fund reports the distribution as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable U.S. corporations (but generally not from U.S. REITs) and certain non-U.S. corporations (e.g., non-U.S. corporations that are not PFICs and which are incorporated in a possession of the U.S. or in certain countries with a comprehensive tax treaty with the U.S., or the stock of which is readily tradable on an established securities market in the U.S. (where the dividends are paid with respect to such stock)). Substitute payments received by a Fund for securities lent out by a Fund will not be qualified dividend income.
A dividend from a Fund will not be treated as qualified dividend income to the extent that: (i) the shareholder has not held the shares on which the dividend was paid for 61 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become ex-dividend with respect to such dividend or a Fund fails to satisfy those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder (or, in the case of certain preferred stocks, the holding requirement of 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend with respect to such dividend); (ii) a Fund or the
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shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property; or (iii) the shareholder elects to treat such dividend as investment income under Section 163(d)(4)(B) of the Internal Revenue Code. Dividends received by a Fund from a REIT or another RIC may be treated as qualified dividend income only to the extent the dividend distributions are attributable to qualified dividend income received by such REIT or other RIC. It is expected that dividends received by a Fund from a REIT and distributed to a shareholder generally will be taxable to the shareholder as ordinary income. However, a non-corporate taxpayer who is a direct REIT shareholder may claim a 20% “qualified business income” deduction for ordinary REIT dividends, and a RIC may report dividends as eligible for this deduction to the extent the RIC’s income is derived from ordinary REIT dividends (reduced by allocable RIC expenses). A shareholder may treat the dividends as such provided the RIC and the shareholder satisfy applicable holding period requirements. Distributions by a Fund of its net short-term capital gains will be taxable as ordinary income.
Corporate Dividends Received Deduction.  Dividends paid by a Fund that are attributable to dividends received by the Fund from the Underlying Funds and that are attributable to dividends paid by U.S. corporations may qualify for the U.S. federal dividends received deduction for corporations. A 46-day minimum holding period during the 90-day period that begins 45 days prior to ex-dividend date (or 91-day minimum holding period during the 180 period beginning 90 days prior to ex-dividend date for certain preference dividends) during which risk of loss may not be diminished is required for the applicable shares, at the Fund level, the Underlying Fund level and shareholder level, for a dividend to be eligible for the dividends received deduction. Restrictions may apply if indebtedness, including a short sale, is attributable to the investment.
Excess Inclusion Income.  Under current law, the Funds serve to block unrelated business taxable income (“UBTI”) from being realized by their tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Section 514(b) of the Internal Revenue Code. Certain types of income received by an  Underlying Fund from REITs, real estate mortgage investment conduits, taxable mortgage pools or other investments may cause the Fund to report some or all of its distributions as “excess inclusion income.” To Fund shareholders, such excess inclusion income may: (i) constitute taxable income, as UBTI for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (ii) not be offset by otherwise allowable deductions for tax purposes; (iii) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (iv) cause the Fund or Underlying Fund to be subject to tax if certain “disqualified organizations,” as defined by the Internal Revenue Code, are Fund shareholders. If a charitable remainder annuity trust or a charitable remainder unitrust (each as defined in Section 664 of the Internal Revenue Code) has UBTI for a taxable year, a 100% excise tax on the UBTI is imposed on the trust.
A Fund tries to avoid investing in REITs that are expected to generate excess inclusion income, but a Fund may not always be successful in doing so. Because information about a REIT’s investments may be inadequate or inaccurate, or because a REIT may change its investment program, a Fund may not be successful in avoiding the consequences described above. Avoidance of investments in REITs that generate excess inclusion income may require a Fund to forego otherwise attractive investment opportunities.
Non-U.S. Investments.  Under Section 988 of the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates between the time an Underlying Fund accrues income or receivables or expenses or other liabilities denominated in a non-U.S. currency and the time an Underlying Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. In general, gains (and losses) realized on debt instruments will be treated as Section 988 gain (or loss) to the extent attributable to changes in exchange rates between the U.S. dollar and the currencies in which the instruments are denominated. Similarly, gains or losses on non-U.S. currency, non-U.S. currency forward contracts and certain non-U.S. currency options or futures contracts denominated in non-U.S. currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss unless an Underlying Fund was to elect otherwise.
If your Fund shares are loaned pursuant to securities lending arrangements, you may lose the ability to use any non-U.S. tax credits passed through by a Fund or to treat Fund dividends (paid while the shares are held by the borrower) as qualified dividends. Regarding a short sale with respect to shares of a Fund, substitute payments made to the lender of such shares may not be deductible under certain circumstances. Consult your financial intermediary or tax advisor. The Underlying Funds, if invested in non-U.S. positions, may be subject to non-U.S. income taxes and non-U.S. financial transactions taxes. Each Underlying Fund that is permitted to do so may elect to “pass through” to its investors, including the Funds, the amount
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of non-U.S. income taxes paid by the Underlying Fund. If more than 50% of the total assets of an Underlying Fund at the close of a year consist of non-U.S. stocks or securities (generally for this purpose, depositary receipts, no matter where traded, of non-U.S. companies are treated as “non-U.S.”) (and 50% of the total assets of the Fund at the close of the year consists of non-U.S. securities, or, at the close of each quarter, shares of Underlying Funds), the Funds may be eligible to elect to “pass through” such amounts to their stockholders and may do so, depending upon circumstances.
Passive Foreign Investment Companies.  If an Underlying Fund purchases shares in PFICs, it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.
If an Underlying Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Internal Revenue Code, in lieu of the foregoing requirements, an Underlying Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to an Underlying Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, an Underlying Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.
Alternatively, an Underlying Fund may make a mark-to-market election that would result in an Underlying Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, an Underlying Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by an Underlying Fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the IRS. By making the election, an Underlying Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. An Underlying Fund may have to distribute this “phantom” income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax.
An Underlying Fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effects of these rules.
Reporting.  If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a RIC are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Other Taxes.  Dividends, distributions and redemption proceeds may also be subject to additional state, local and non-U.S. taxes depending on each shareholder’s particular situation.
Taxation of Non-U.S. Shareholders.  Dividends paid by a Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. Dividends paid by a Fund from net tax-exempt income or long-term capital gains are generally not subject to such withholding tax. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN or IRS Form W-8BEN-E certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides an IRS Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the U.S. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN, IRS Form W-8BEN-E or other applicable form may be subject to backup withholding at the appropriate rate.
Properly-reported dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of the Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder or partner, reduced by expenses that are allocable to such income) or (ii) are paid in respect of the Fund’s “qualified short-term
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capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, the Fund may report all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN, IRS Form W-8BEN-E or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.
Special rules may apply to a foreign shareholder receiving a Fund distribution if at least 50% of the Fund's assets consist of interests in U.S. real property interests, including certain REITs and U.S. real property holding corporations (as defined in the Internal Revenue Code and Treasury regulations). Fund distributions that are attributable to gain from the disposition of a U.S. real property interest will be taxable as ordinary dividends and subject to withholding at a 30% or lower treaty rate if the foreign shareholder held no more than 5% of the Fund's shares at any time during the one-year period ending on the date of the distribution. If the foreign shareholder held at least 5% of the Fund's shares, the distribution would be treated as income effectively connected with a trade or business within the U.S. and the foreign shareholder would be subject to withholding tax at a rate of 21% and would generally be required to file a U.S. federal income tax return.
Similar consequences would generally apply to a foreign shareholder's gain on the sale of Fund shares unless the Fund is domestically controlled (meaning that more than 50% of the value of the Fund's shares is held by U.S. shareholders) or the foreign shareholder owns no more than 5% of the Fund's shares at any time during the five-year period ending on the date of sale. Finally, a domestically controlled Fund may be required to recognize a portion of its gain on the in-kind distribution of certain U.S. real property interests. Shareholders that are nonresident aliens or foreign entities are urged to consult their own tax advisors concerning the particular tax consequences to them of an investment in the Fund.
The rules laid out in the previous two paragraphs, other than the withholding rules, will apply notwithstanding a Fund's or an Underlying Fund's participation in a wash sale transaction or its payment of a substitute dividend.
Shareholders that are nonresident aliens or foreign entities are urged to consult their own tax advisors concerning the particular tax consequences to them of an investment in a Fund.
Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to: (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders; and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to: (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders; comply with due diligence procedures with respect to the identification of U.S. accounts; report to the IRS certain information with respect to U.S. accounts maintained; agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information; and determine certain other information concerning their account holders, or (ii) in the event an intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities may need to report the name, address, and taxpayer identification number of each substantial U.S. owner or provide certifications of no substantial U.S. ownership unless certain exceptions apply.
Shares of a Fund held by a non-U.S. shareholder at death will be considered situated within the U.S. and subject to the U.S. estate tax.
The foregoing discussion is a summary of certain material U.S. federal income tax considerations only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisors as to the tax consequences of investing in such shares, including consequences under state, local and non-U.S. tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date of this SAI. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.
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Financial Statements
Each audited Financial Statements, including the Financial Highlights, appearing in the applicable Annual Report to Shareholders and the report therein of PricewaterhouseCoopers LLP, an independent registered public accounting firm, are hereby incorporated by reference in this SAI. The applicable Annual Report to Shareholders, which contains the referenced audited financial statements, is available upon request and without charge.
Miscellaneous Information
Counsel.  Willkie Farr & Gallagher LLP, located at 787 Seventh Avenue, New York, NY 10019, is counsel to the Trust.
Independent Registered Public Accounting Firm.  PricewaterhouseCoopers LLP, located at Two Commerce Square, 2001 Market Street, Philadelphia, PA 19103, serves as the Trust's independent registered public accounting firm, audits the Funds' financial statements, and may perform other services.
Shareholder Communications to the Board.  The Board has established a process for shareholders to communicate with the Board. Shareholders may contact the Board by mail. Correspondence should be addressed to iShares Board of Trustees, c/o BlackRock Fund Advisors, iShares Fund Administration, 400 Howard Street, San Francisco, CA 94105. Shareholder communications to the Board should include the following information: (i) the name and address of the shareholder; (ii) the number of shares owned by the shareholder; (iii) the Fund(s) of which the shareholder owns shares; and (iv) if these shares are owned indirectly through a broker, financial intermediary or other record owner, the name of the broker, financial intermediary or other record owner. All correspondence received as set forth above shall be reviewed by the Secretary of the Trust and reported to the Board.
Investors’ Rights.  Each Fund relies on the services of BFA and its other service providers, including the Distributor, administrator, custodian and transfer agent. Further information about the duties and roles of these service providers is set out in this SAI. Investors who acquire shares of a Fund are not parties to the relevant agreement with these service providers and do not have express contractual rights against the Fund or its service providers, except certain institutional investors that are Authorized Participants may have certain express contractual rights with respect to the Distributor under the terms of the relevant Authorized Participant Agreement. Investors may have certain legal rights under federal or state law against a Fund or its service providers. In the event that an investor considers that it may have a claim against a Fund, or against any service provider in connection with its investment in a Fund, such investor should consult its own legal advisor.
By contract, Authorized Participants irrevocably submit to the non-exclusive jurisdiction of any New York State or U.S. federal court sitting in New York City over any suit, action or proceeding arising out of or relating to the Authorized Participant Agreement. Jurisdiction over other claims, whether by investors or Authorized Participants, will turn on the facts of the particular case and the law of the jurisdiction in which the proceeding is brought.
106

Appendix A - Proxy Voting Policies
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Open-End Active and Fixed Income Index Fund Proxy Voting Policy
Procedures Governing Delegation of Proxy Voting to Fund Advisers
Effective Date: January 1, 2025
________________________________________
Applies to the following types of Funds registered under the 1940 Act:
☐ Index Equity Mutual Funds and Exchange-Traded Funds
☒ Open-End Active and Fixed Income Index Mutual Funds and Exchange-Traded Funds
☐ Money Market Funds
☐ Closed-End Funds
☐ Other
________________________________________
Objective and Scope
Set forth below is the Open-End Active and Fixed Income Index Fund Proxy Voting Policy.
Policy / Document Requirements and Statements
The Boards of Trustees/Directors (“Directors”) of certain open-end funds (the “Funds”) advised by BlackRock Fund Advisors or BlackRock Advisors, LLC (“BlackRock”), have the responsibility for the oversight of voting proxies relating to portfolio securities of the Funds, and have determined that it is in the best interests of the Funds and their shareholders to delegate the responsibility to vote proxies to BlackRock, subject to the principles outlined in this Policy, as part of BlackRock’s authority to manage, acquire and dispose of account assets, all as contemplated by the Funds’ respective investment management agreements.
BlackRock has adopted the BlackRock Active Investment Stewardship Global Engagement and Voting Guidelines (as from time to time amended, the “Guidelines”) governing proxy voting by active and fixed income index Funds managed by BlackRock. The Guidelines include “climate and decarbonization” guidelines which apply to the Funds listed in Appendix A, if any.
BlackRock will cast votes on behalf of each of the Funds covered by this policy on specific proxy issues in respect of securities held by each such Fund (or may refrain from voting) in accordance with the Guidelines.
Conflicts Management
BlackRock Active Investment Stewardship (“BAIS”) maintains policies and procedures that seek to prevent undue influence on BlackRock’s proxy voting activity and to mitigate material conflicts of interest in the exercise of proxy voting responsibilities. Potential material conflicts, and the resultant potential for undue influence, might be due to a relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates or employees, or a Fund or a Fund’s affiliates. BlackRock has taken certain steps to mitigate potential conflicts, which are outlined in detail in the Guidelines. In mitigating conflicts, BAIS will adhere to the Guidelines.
In certain instances, BAIS will engage an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid potential conflicts of interest, to satisfy regulatory compliance requirements, or as may be otherwise required by applicable law.
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With respect to the relationship between securities lending and proxy voting, shares on loan cannot be voted and BlackRock may determine to recall them for voting, as guided by BlackRock’s fiduciary responsibility to act in clients’ financial interests. The Guidelines set forth BlackRock’s approach to recalling securities on loan in connection with proxy voting.
Reports to the Board
BlackRock will report on an annual basis to the Directors on (1) a summary of the proxy voting process as applicable to the Funds covered by this policy in the preceding year together with a representation that all votes were in accordance with the Guidelines and (2) any material changes to the Guidelines, including material changes to conflicts management practices, that have not previously been reported.
Appendix A
BlackRock U.S. Carbon Transition Readiness ETF
BlackRock World ex U.S. Carbon Transition Readiness ETF
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BlackRock Active Investment Stewardship
Global Engagement and Voting Guidelines
Effective as of January 2025

Overview	A-4
Introduction to BlackRock	A-4
About BlackRock Active Investment Stewardship	A-5
Our approach to stewardship within active equities	A-5
Our approach to stewardship within fixed income	A-5
Boards of Directors	A-6
Executive compensation	A-8
Non-executive director compensation	A-9
Capital structure	A-9
Transactions and special situations	A-10
Corporate reporting, risk management and audit	A-11
Shareholder rights and protections	A-12
Shareholder proposals	A-13
Corporate political activities	A-13
Sustainability, or environmental and social, considerations	A-13
Key stakeholders	A-14
Climate and decarbonization investment objectives	A-14
Appendix 1: How we fulfil and oversee our active investment stewardship responsibilities	A-14
Overview
This document provides high level guidance on how BlackRock Active Investment Stewardship (BAIS) views corporate governance matters that are commonly put to a shareholder vote, or on which investors engage with issuers. BAIS works in partnership with BlackRock’s investment teams, excluding index equity, providing expertise on investment stewardship, engaging with companies on behalf of those teams when appropriate, and assisting in recommending, operationalizing and reporting on voting decisions. The guidance informs BAIS’ voting recommendations to BlackRock’s active portfolio managers. It applies to active equity holdings in BlackRock’s fundamental equity, systematic equity and multi-asset solutions strategies. It also may apply to holdings in BlackRock’s index and active fixed income strategies, to the extent those strategies hold voting securities or conduct issuer engagements. The guidelines are not prescriptive as active portfolio managers have discretion as to how they integrate these guidelines within their investment processes in light of their clients’ or funds’ investment objectives. There are separate, independently developed principles and voting policies that are applied to BlackRock’s index equity investments by a distinct and independent function, BlackRock Investment Stewardship.
Introduction to BlackRock
BlackRock’s purpose is to help more and more people experience financial well-being. We manage assets on behalf of institutional and individual clients, across a full spectrum of investment strategies, asset classes, and regions. Our client base includes pension plans, endowments, foundations, charities, official institutions, insurers, and other financial institutions, as well as individuals around the world.
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About BlackRock Active Investment Stewardship
BlackRock Active Investment Stewardship (BAIS) is a specialist team within the Portfolio Management Group and manages BlackRock’s stewardship engagement and voting on behalf of clients invested in active strategies globally. BAIS is also responsible for engagement with issuers in index fixed income strategies, where appropriate. Our activities are informed by these Global Engagement and Voting Guidelines (“the Guidelines”) and insights from active investment analysts and portfolio managers, with whom we work closely in engaging companies and voting at shareholder meetings.
Engagement with public companies is the foundation of our approach to stewardship within fundamental active investing. Through direct dialogue with company leadership, we seek to understand their businesses and how they manage risks and opportunities to deliver durable, risk adjusted financial returns. Generally, portfolio managers and stewardship specialists engage jointly on substantive matters. Our discussions focus on topics relevant to a company’s success over time including governance and leadership, corporate strategy, capital structure and financial performance, operations and sustainability-related risks, as well as macro-economic, geopolitical and sector dynamics. We aim to be constructive investors and are generally supportive of management teams that have a track record of financial value creation. We aim to build and maintain strong relationships with company leadership based on open dialogue and mutual respect.
Different active equity strategies may implement these voting guidelines differently, as a result of the latitude the portfolio manager has to make independent voting decisions aligned with their portfolio objectives and investment strategy. For example, BAIS will generally vote the holdings in Systematic Active Equity portfolios in accordance with these guidelines. We provide voting recommendations to fundamental equity portfolio managers, who may determine to vote differently based on their portfolio investment objectives and strategy.
These guidelines discuss corporate governance topics on which we may engage with management teams and board directors(1) and matters that routinely come to a shareholder vote. We recognize that accepted corporate governance norms can differ across markets, and believe these guidelines represent globally applicable elements of governance that support a company’s ability to manage material risks and opportunities and deliver financial returns to investors. Generally, we believe companies should observe accepted corporate governance norms within their local markets or, particularly in markets without well-established norms, aspire to widely recognized international best practices. As one of many minority shareholders, BlackRock cannot – and does not try to – direct a company’s strategy or its implementation. We look to companies to provide disclosures that explain how their approach to corporate governance best aligns with the financial interests of their investors.
Our approach to stewardship within active equities
As shareholders of public companies, BlackRock’s clients have certain fundamental rights, including the right to vote on proposals put forth by a company’s management or its shareholders. The voting rights attached to these clients’ holdings are an important mechanism for investors to express support for, or concern about, a company’s performance. As a fiduciary, BlackRock is legally required to make proxy voting determinations, on behalf of clients who have delegated voting authority to us, in a manner that is consistent with their investment objectives.
In general, we tend to support the recommendations of the board of directors and management. As indicated below, we may vote against management recommendations when we have concerns about how companies are serving the financial interests of our clients as their shareholders. We take a globally consistent approach to voting but consider the different corporate governance regulations and norms in various markets. Votes are determined on a case-by-case basis, in the context of a company’s situation and the investment mandate we have from clients. Please see page 16 for more information about how we fulfil and oversee BlackRock’s non-index equity investment stewardship responsibilities.
Our approach to stewardship within fixed income
Although fixed income investors do not have the right to vote at shareholder meetings, issuer engagement is a component of fixed income investment strategies at BlackRock, particularly those with sustainability objectives in addition to financial objectives. Most corporate governance-related fixed income engagements are undertaken in conjunction with the active investment stewardship team, and often active equity investors. In addition to the topics listed below, engagement with fixed

(1)
References to the board, board directors or non-executive directors should be understood to include supervisory boards and their members, where relevant.
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income investment teams can help inform an issuer’s approach to structuring specialist issuances, such as green bonds, and the standard terms and information in bond documentation.
Boards of Directors
Roles and responsibilities
There is widespread consensus that the foundation of good corporate governance is an effective board of directors that is able to advise and supervise management in an independent and objective manner(2).
We look to the board of directors (hereafter ‘the board’) to have an oversight role in the establishment and realization of a company’s strategy, purpose and culture. These constructs are interdependent and, when aligned, can better position a company to be resilient in the face of a changing business environment, help reduce the risks of corporate or employee misconduct, and attract and retain the caliber of workers necessary to deliver financial performance over time.
In promoting the success of the company, the board ensures the necessary resources, policies and procedures are in place to help management meet its strategic objectives within an agreed risk tolerance.
One of the most important responsibilities of the board is to appoint, and remove as necessary, the chief executive officer (CEO). In addition, the board plays a meaningful role in monitoring the performance of the CEO and other key executives, determining executive compensation, ensuring a rigorous audit, overseeing strategy execution and risk management and engaging with shareholders, and other stakeholders, as necessary.
Composition and effectiveness
Appointment process
A formal and transparent process for identifying and appointing director candidates is critical to ensuring the board is composed of directors with the appropriate mix of skills and experience. The board or a sub-committee should determine the general criteria given the company’s circumstances (e.g., sector, maturity, geographic footprint) and any additional criteria for a specific role being filled (e.g., financial expertise, industry track record). To inform the process, we encourage companies to review the skills and experience of incumbent directors to identify any gaps and whether a director candidate’s characteristics would be additive. We welcome disclosures that explain how the board considered different skills, backgrounds and experience to ensure the directors collectively can be effective in fulfilling their responsibilities. We assess a company’s board composition against that of its peer group and local market requirements.
Shareholders periodically vote to elect, remove and nominate directors to serve on the board. We may vote against the election of the most senior independent director, or the chair of the relevant committee, where a company has not demonstrated it has an appointment process that results in a high functioning board with the appropriate complement of skills, backgrounds and experience amongst the directors to support strong financial performance over time. We may vote against newly nominated directors who do not seem to have the appropriate skills or experience to contribute to the board’s effectiveness.
Independence
Director independence from management, significant shareholders or other stakeholders (e.g., government or employees) is of paramount importance to the protection of the interests of minority shareholders such as BlackRock’s clients. At least half of the directors should be independent and free from conflicts of interest or undue influence(3). This ensures sufficient independent directors to have appropriately independent board committees. Companies domiciled in markets with a higher threshold for board independence should meet those requirements.

(2)
See the Corporate Governance Codes of Germany, Japan, and the UK, as well as the corporate governance principles of the US Business Roundtable as examples.
(3)
Common impediments to independence may include but are not limited to: current or recent employment at the company or a subsidiary; being, or representing, a shareholder with a substantial shareholding in the company; interlocking directorships; lengthy tenure, and having any other interest, business, or other relationship which could, or could reasonably be perceived to, materially interfere with a director’s ability to act in the best interests of the company and shareholders.
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We may vote against the election of non-independent directors if the board does not have a sufficient balance of independence. We may also vote against the election of the chair of the committee responsible for board composition if this is a perennial issue.
Independent board leadership
Practices across markets differ, as do board structures, but we observe two main approaches to independent board leadership. One is a non-executive, independent chair of the board who is responsible for leading the board in the effective exercise of its duties. The other is a lead or senior independent director, who is responsible for coordinating with the other non-executive directors and working closely with the executive chair on the board agenda and other board procedures. In this case, the executive chair and the lead independent director work together to ensure the board is effectively fulfilling its responsibilities. In our view, the independent leader of the board, and/or the chair of a relevant committee, should be available to investors to discuss board governance matters such as CEO succession, executive pay, and board performance. We look to boards to explain their independent board leadership model and how it serves the interests of shareholders.
We may vote against the election of the chair of the committee responsible for board composition if there is not an identified independent leader of the board with clear responsibilities for board performance. We may vote against the most senior independent director if the board has a policy of not engaging with shareholders.
Tenure and succession
Boards should establish the length of time a director would normally be expected to serve, in line with market norms where those exist. In such markets, we find it helpful when companies disclose their approach to director tenure particularly around the contributions of directors who have served for longer periods than provided for in local practices. In our experience, long-serving directors could become less independent given their relationship with management and involvement in past board decisions.
Succession planning for board roles helps achieve the appropriate cadence of turnover that balances renewal through the regular introduction of directors with fresh perspectives and expertise with continuity through the retention of directors with long-term knowledge of the board and company.
In markets where there is not specific director tenure guidance, we may vote against the election of the chair of the committee responsible for board composition if there is not a clearly disclosed approach to director tenure and board renewal. We may vote against the election of directors who have served for longer duration than typical in markets with specific guidance, where the case for their continued service is not evident.
Capacity
To be effective and engaged, directors must commit appropriate time and energy to the role. A board should assess the ability of its members to maintain an appropriate focus on board matters and the company taking into consideration competing responsibilities. We recognize that board leadership roles vary across markets in responsibilities and required time commitment but note that they are generally more intensive than a standard directorship. We will take local norms and practices into consideration when making our voting determinations across markets.
We may vote against the election of directors who do not seem to have sufficient capacity to effectively fulfil their duties to the board and company.
Director elections
In support of director accountability to shareholders, directors should stand for election on a regular basis, ideally annually. A classified board structure may be justified by a company when it needs consistency and stability during a time of transition, or on the basis of its business model, e.g., a non-operating company such as closed-end funds.
Shareholders should have the opportunity to evaluate nominated directors individually rather than in bundled slates. We look to companies to provide sufficient information on each director standing for election so that shareholders can assess their capabilities and suitability. We will not support the election of directors whose names and biographical details have not been disclosed sufficiently in advance of the shareholder meeting.
A-7

Each director’s appointment should be dependent on receiving a simple majority of the votes cast at the shareholder meeting. Where a company’s practices differ, we look to the board to provide a detailed explanation as to how its approach best serves investors’ interests.
We may vote for shareholder or management proposals seeking to establish annual election of directors and/or a simple majority vote standard for director elections. We may vote against all the directors standing for election as part of a single slate if we have concerns about the profile or performance of an individual director.
Committees
Many boards establish committees to focus on specific responsibilities of the board such as audit and risk, governance and human capital, and executive compensation, amongst other matters. We do not prescribe to companies what committees they should establish but we seek to understand the board’s rationale for the committee structure it determines is appropriate. We note that, in some markets, regulation requires such committees. The responsibilities of each committee should be clear, and the board should ensure that all critical matters are assigned either to the full board or to one of the committees. The board should disclose to shareholders the structure, membership, proportion of independent directors, and responsibilities of each committee. The responsibilities we typically see assigned to the three most common committees include:
•
Audit and risk – oversight responsibilities for the integrity of financial reporting, risk management and compliance with legal and regulatory requirements; may also play an oversight role in relation to the internal audit function and whistleblowing mechanisms.
•
Nominating, governance and human capital – ensures appropriate corporate governance principles and practices including the periodic review of board performance; responsible for succession planning for CEO and key board roles, as well as the director appointment process; may also have oversight responsibilities for human capital management strategies including corporate culture and purpose.
•
Executive compensation – determines the compensation policies and programs for the CEO and other executive officers, approves annual awards and payments under the policies; may also have oversight responsibilities for firm-wide compensation policies.
We may vote against the election of the chair of the committee or other directors serving as committee members to convey our concerns and provide feedback on how a committee has undertaken its responsibilities. We may vote against the election of the most senior non-executive director if there is not a clearly disclosed approach to board committees.
Board and director evaluation
We consider it best practice for companies to conduct an annual review of the performance of the board, the committees, the chair and individual directors. Periodically, this review could be undertaken by an independent third party able to bring objective perspectives to the board on governance and performance. We encourage companies to disclose their approach to and objectives of evaluations, including any changes made to the board’s approach as a result.
Access to independent advice
To support the directors in effectively fulfilling their duties to the company and shareholders, they should have access to independent advice. When circumstances warrant, boards should be able to retain independent third parties to advise on critical matters. These might include new industry developments such as emergent and disruptive technology, operating events with material consequences for the company’s reputation and/or performance, or significant transactions. Board committees may similarly retain third parties to advise them on specialist matters such as audit, compensation and succession planning.
Executive compensation
Boards should establish compensation arrangements that enable the company to recruit, retain and reward the caliber of executive management necessary to lead and operate the company to deliver superior financial returns over time. We focus on alignment between variable pay and a company’s financial performance.
Generally, executive compensation arrangements have four components: base salary, annual bonus that rewards performance against short-term metrics, share-based incentives that reward performance against long-term metrics, and
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pensions and benefits. In our observation, base salary, pensions and benefits are largely set relative to market norms and benchmarks. The annual bonus and share-based incentive, or variable pay plans, tend to be tailored to the company, its sector and long-term strategy, as well as the individuals the board is seeking to recruit and motivate.
Recognizing the unique circumstances of each company, we determine whether to support a company’s approach to executive compensation on a case-by-case basis. We rely on companies providing sufficient quantitative and qualitative information in their disclosures to enable shareholders to understand the compensation arrangements and assess the alignment with investors’ interests. Features we look for in compensation arrangements include:
•
Fixed pay components, including base salary, benefits and prerequisites that are appropriate in the context of the company’s size, sector and market.
•
Variable pay subject to performance metrics that are closely linked to the company’s short- and long-term strategic objectives.
•
Long-term incentives that motivate sustained performance across a multi-year period.
•
A balance between fixed and variable pay, short- and long-term incentives, and specific instruments (cash and equity awards) that promotes pay program durability and seldom necessitates one-off, discretionary payments.
•
Outcomes that are consistent with the returns to investors over the relevant time period.
•
Board discretion, if allowed within the variable pay arrangements, to be used sparingly, responsibly and transparently.
•
A requirement, that participants in long-term share-based incentive plans build a meaningful shareholding in the company within a defined time period, as determined by the board.
•
Change of control provisions that appropriately balance the interests of executives and shareholders.
•
Clawback or malus provisions that allow the company to recoup or hold back variable compensation from individuals whose awards were based on fraudulent activities, misstated financial reports, or executive misconduct.
•
Severance arrangements that protect the company’s interests but do not cost more than is contractual.
We may vote against proposals to introduce new share-based incentives, approve existing policies or plans, or approve the compensation report where we do not see alignment between executive compensation arrangements and our clients’ financial interests. When there is not an alternative, or where there have been multi-year issues with compensation misaligned with performance, we may vote against the election of the chair of the responsible committee, or the most senior independent director.
Non-executive director compensation
Companies generally pay non-executive directors an annual retainer or fee in cash, shares or a combination of the two. Some companies also pay additional fees for service on board committees or in board leadership roles. We do not support non-executive directors participating in performance-based incentive plans as doing so may create a conflict of interest and undermine their independence from management, whom they oversee.
Capital structure
Boards are responsible for ensuring senior executive leadership has established a capital strategy that achieves appropriate capital allocation and management in support of long-term financial resilience.
Where company practices diverge from those set out below, we look for companies to disclose why they view these practices to be aligned with shareholders’ interests. We may vote against management proposals seeking capital-related authorities or the election of the most senior independent director if we have concerns about a company’s approach. We may also support a shareholder proposal seeking conversion of shares with differentiated voting rights to a one-share, one-vote standard.
Share issuance
We assess requests for share issuance for particular transactions on a case-by-case basis. We will generally support authorities to issue shares when subject to pre-emptive rights, and up to 20% absent pre-emptive rights. Companies should seek regular approval of these authorities to allow shareholders to take into consideration how prior authorities were used, as well as the current circumstances of the company and the market environment.
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Share buybacks
We assess share buyback proposals in the context of the company’s disclosed capital management strategy and management’s determination of the appropriate balance between investment that supports the long-term growth of the company and returning cash to investors. We also take into consideration the effect of a buyback program on the company’s balance sheet and executive compensation arrangements and the price at which shares are repurchased relative to market price. Companies should seek regular approval of these authorities to allow shareholders to take into consideration how prior authorities were used, as well as the current circumstances of the company and the market environment.
We would normally expect companies to cancel repurchased shares. If a company plans to retain them as treasury shares, management should provide a detailed rationale in the context of the disclosed capital management strategy.
Dividends
We generally defer to management and the board on dividend policy but may engage to seek further clarification where a proposed dividend appears out of line with the company’s financial position.
Differentiated voting rights
We prefer companies to adopt a one-share, one-vote structure for share classes with the same economic exposure. Certain companies, particularly those new to public markets, could make the case to adopt a differentiated voting rights structure, or dual class stock. In those situations, we encourage companies to evaluate and seek approval for their capital structure on a periodic basis.
Transactions and special situations
We monitor developments in transactions and special situations closely and undertake our own detailed analyses of proposals.
Mergers and acquisitions
We evaluate proposed mergers or acquisitions by assessing the financial outcome for our clients as minority shareholders. Management should provide an assessment of the proposed transaction’s strategic and financial rationale, along with its execution and operational risks. We review each transaction independently based on these factors and the degree to which the transaction enhances shareholder value. The board should consider establishing an ad hoc transaction committee to undertake an independent assessment of a significant merger or acquisition, in advance of making its recommendation to shareholders.
We will vote against transactions that, in our assessment, do not advance our clients’ financial interests.
Anti-takeover defenses
In principle, we do not support companies using anti-takeover defenses, also known as poison pills or shareholder rights plans, as they can entrench management and boards which have not delivered long-term shareholder value. By exception, a poison pill may be supported if its purpose is to delay a takeover that is considered sub-optimal and enable management to seek an improved offer. Similarly, management could make the case to use a poison pill to block a shareholder activism campaign that may be counter to the interests of other investors. Defense mechanisms introduced in these circumstances should be limited in term and threshold, and also be closely monitored by the independent members of the board. We look for a shareholder vote for any mechanisms expected to be in place for more than 12 months.
Shareholder activism
When companies are the focus of an activism campaign, we may engage with the activist to understand their analysis and objectives, once they have gone public. We will also engage with company management and possibly board members, especially those the activist may be seeking to replace. In our assessment, we evaluate various factors, including the concerns raised by the activist and the case for change; the quality of both the activist’s and management’s plans; and the qualifications of each party’s candidates. We evaluate each contested situation by assessing the potential financial outcome for our clients as minority shareholders.
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We may support board candidates nominated by a shareholder activist if the activist has demonstrated that their case for change enhances shareholder value, or if the incumbent board members do not demonstrate the relevant skills and expertise or have a poor track record of protecting shareholders’ interests.
Significant shareholders and related party transactions
Boards of companies with affiliated shareholders or directors should be able to demonstrate that the interests of all shareholders are given equitable consideration.
Transactions with related parties, such as significant shareholders or companies connected with the public company, should be disclosed in detail and conducted on terms similar to what would objectively have been agreed with a non-related party. Such transactions should be reviewed and approved by the independent members of the board, and if voted on, only disinterested shareholders should vote.
Corporate reporting, risk management and audit
Investors depend on corporate reporting, both regulatory and voluntary, to understand a company’s strategy, its implementation and financial performance, as well as to assess the quality of management and operations and potential for the company to create shareholder value over time. The board should oversee corporate reporting and the policies and procedures underpinning the internal audit function and external audit.
A company’s financial reporting should provide decision-useful information for investors and other stakeholders on its financial performance and position. It should provide an accurate and balanced assessment of the risks and opportunities the company faces in realizing its long-term strategy. Accordingly, the assumptions made by management and reviewed by the auditor in preparing the financial statements should be reasonable and justified. Financial statements should be prepared in accordance with globally developed reporting standards and any divergence from generally accepted accounting principles should be explained in detail and justified. Accounting restatements should be explained in detail and any remedial actions, and the implications of these, disclosed.
In this context, audit committees play a vital role in a company’s financial reporting system by providing independent oversight of the accounts, material financial and, where appropriate to the jurisdiction, nonfinancial information, internal control frameworks and Enterprise Risk Management systems. In our view, effective audit committee oversight strengthens the quality and reliability of a company’s financial statements and provides an important level of reassurance to shareholders. Audit committees should have a procedure in place for assessing the independence of the auditor and the quality of the external audit process annually.
Similarly, material sustainability-related factors that are integral to how a company manages risks or generates revenue should be disclosed. In our view, the standards developed by the International Sustainability Standards Board, can be helpful to companies in preparing such reports(4).
Companies should establish robust risk management and internal control processes appropriate to the company’s business, risk tolerance, and regulatory environment. A credible whistleblowing system for employees, and potentially other stakeholders, can be a useful mechanism for ensuring that senior management and the board are aware of potential misconduct or breaches in risk management and internal control processes.
A comprehensive audit conducted by an independent audit firm contributes to investor confidence in the quality of corporate reporting. It is helpful when the audit report gives some insight into the scope and focus of the audit, as well as any critical audit matters identified and how these were resolved. A comprehensive and effective audit is time and resource intensive, and the audit fee should be commensurate. Fees paid to the audit firm for non-audit consulting should not exceed the audit fee to a degree that may prompt concerns about the independence of the audit. The audit committee should explain its position on auditor tenure and how it confirmed that the auditor remained independent.

(4)
The objective of IFRS S1 General Requirements for Disclosure of Sustainability-related Financial Information is to require an entity to disclose information about its sustainability-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity. The objective of IFRS S2 Climate-related Disclosures is to require an entity to disclose information about its climate-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity.
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We may vote against the election of the responsible directors if corporate reporting is insufficient or there are material misstatements in financial reports. In markets where relevant, we may vote against a proposal to approve the financial statements or the discharge of the board when we are concerned about the quality of the reporting or the audit. We may vote against proposals to appoint the auditor, ratify the audit report, or approve the audit fee if we are concerned about the auditor’s independence, the quality of the audit, or there are material misstatements in financial reports and the board has not established reasonable remediation plans.
Shareholder rights and protections
General shareholder meetings
Companies normally have an annual general meeting of shareholders at which routine and non-routine items of business are discussed and voted on by shareholders in attendance or submitting proxy votes. Companies should disclose materials relevant to the shareholder meeting sufficiently in advance so that shareholders can take them into consideration in their voting decisions. Many companies offer shareholders the option of participating in the meeting virtually which, whilst welcome, should not limit the rights of shareholders to participate as they would during an in-person meeting.
We may vote against directors when materials related to the business of the shareholder meeting are not provided in a timely manner or do not provide sufficient information for us to take an informed voting decision. We may vote against directors if the format of the shareholder meeting does not accommodate reasonable shareholder participation.
Bylaw amendments
We review bylaw amendments proposed by management on a case-by-case basis and will generally support those that are aligned with the interests of minority shareholders. Any material changes to the bylaws should be explained in detail and put to a shareholder vote.
We may vote against bylaw amendments that reduce shareholder rights and protections. We may vote against directors if material changes are made to the bylaws without shareholder approval.
If not provided for in the relevant corporate law, company bylaws should allow shareholders, individually or as a group, with a meaningful shareholding the right to call a special meeting of shareholders. The shareholding required to exercise this right should balance its utility with the cost to the company of holding special meetings.
If not provided for in the relevant corporate law, company bylaws should allow shareholders, individually or as a group, with a meaningful shareholding the right to nominate directors to the company’s board. The threshold for this right should be set so that shareholders can exercise it without being unduly disruptive to the board’s own nomination process.
Whilst we would not use either of these rights ourselves, we see them as important accountability mechanisms. We may vote for a shareholder proposal seeking the addition of either of these provisions to a company’s bylaws.
Change of domicile
We generally defer to management on proposals to change a company’s domicile as long as the rationale for doing so is consistent with the company’s long-term strategy and business model and the related costs are immaterial.
We may vote against directors or a proposal to change a company’s domicile where it does not seem aligned with our clients’ financial interests.
Changes to a company’s purpose or the nature of its business
Plans to materially change the nature of a company’s business or its purpose should be disclosed and explained in the context of long-term strategy and business dynamics. Such changes may significantly alter an investor’s views on the suitability of a company for their investment strategy or portfolio.
Where relevant, we may vote against proposals to change a company’s purpose or the nature of its business if the board has not provided a credible argument for change.
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Shareholder proposals
Shareholders in many markets, who meet certain eligibility criteria, have the right to submit proposals to the general shareholder meeting asking a company to take a particular course of action subject to the proposal being supported by a majority of votes cast at the meeting. The topics raised address a range of governance, social and environmental matters that may be relevant to a company’s business. Shareholder proposals are considered by many investors to be an escalation tool when a company is unresponsive to their engagement.
We vote on these proposals on a case-by-case basis. We assess the relevance of the topic raised to a company’s business and its current approach, whether the actions sought are consistent with shareholders’ interests, and what impact the proposal being acted upon might have on financial performance.
Our general approach where we have concerns about a company’s governance, disclosures or performance is to engage to understand the apparent difference in perspective. If we continue to believe the company is not acting in shareholders’ financial interests, we may vote against the election of directors. We may support a relevant shareholder proposal if doing so reinforces the points made in our engagement or is aligned with our clients’ financial interests. We generally do not support shareholder proposals that are legally binding on the company, seek to alter a company’s strategy or direct its operations, or are unrelated to how a company manages risk or generates financial returns.
BlackRock is subject to legal and regulatory requirements in the U.S. that place restrictions and limitations on how we can interact with the companies in which we invest on behalf of our clients, including our ability to submit shareholder proposals. We can vote on behalf of clients who authorize us to do so, on proposals put forth by others.
Corporate political activities
We seek to understand how companies ensure that their direct and indirect engagement in the policy making process is consistent with their public statements on policy matters important to the company’s long-term strategy. The board should be aware of the approach taken to corporate political activities as there can be reputational risks arising from inconsistencies. Companies should, as a minimum, meet all regulatory disclosure requirements on political activities, and ideally, provide accessible and clear disclosures to shareholders on policy positions, public policy engagement activities and political donations. To mitigate the risk of inconsistencies, companies can usefully assess the alignment between their policy priorities and the policy positions of the trade associations of which they are active members and any engagements undertaken by trade associations on behalf of members.
Generally, this is an engagement matter, although we may support a relevant shareholder proposal, or vote against directors, where a company’s disclosures are insufficient, or it becomes public that there is a material contradiction in a company’s public policy positions and its policy engagement.
Sustainability, or environmental and social, considerations
We seek to understand how companies manage the risks and opportunities inherent in their business operations. In our experience, sustainability-related factors(5) that are relevant to a company’s business or material to its financial performance, are generally operational considerations embedded into day-to-day management systems. Certain sustainability issues may also inform long-term strategic planning, for example, investing in product innovation in anticipation of changing consumer demand or adapting supply chains in response to changing regulatory requirements.
We recognize that the specific sustainability-related factors that may be financially material or business relevant will vary by company business model, sector, key markets, and time horizon, amongst other considerations. From company disclosures and our engagement, we aim to understand how management is identifying, assessing and integrating material

(5)
By material sustainability-related risks and opportunities, we mean the drivers of risk and financial value creation in a company’s business model that have an environmental or social dependency or impact. Examples of environmental issues include, but are not limited to, water use, land use, waste management, and climate risk. Examples of social issues include, but are not limited to, human capital management, impacts on the communities in which a company operates, customer loyalty, and relationships with regulators. It is our view that well-managed companies will effectively evaluate and manage material sustainability-related risks and opportunities relevant to their businesses. Governance is the core means by which boards can oversee the creation of durable financial value over time. Appropriate risk oversight of business-relevant and material sustainability-related considerations is a component of a sound governance framework.
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sustainability-related risks and opportunities into their business decision-making and practices. Doing so helps us undertake a more holistic assessment of a company’s potential financial performance and the likely risk-adjusted returns of an investment.
We may vote against directors or support a relevant shareholder proposal if we have concerns about how a company is managing or disclosing its approach to material sustainability-related risks that may impact financial returns.
Key stakeholders
In our view, companies should understand and take into consideration the interests of the various parties on whom they depend for their success over time. It is for each company to determine their key stakeholders based on what is material to their business and long-term financial performance. For many companies, key stakeholders include employees, business partners (such as suppliers and distributors), clients and consumers, regulators, and the communities in which they operate. Companies that appropriately balance the interests of investors and other stakeholders are, in our experience, more likely to be financially resilient over time.
Climate and decarbonization investment objectives
Certain active BlackRock funds have climate and decarbonization objectives in addition to financial objectives. Consistent with the objectives of those investment strategies, our stewardship activity in relation to the holdings in those funds differs in some respects from BAIS’ benchmark guidelines, which are described above. Specifically, for those funds’ holdings, we look to investee companies to demonstrate that they are aligned with a decarbonization pathway that means their business model would be viable in a low-carbon economy, i.e., one in which global temperature rise is limited to 1.5⁰C above pre-industrial levels. This approach is only taken following BlackRock receiving the explicit approval from the applicable fund board.
The decarbonization stewardship guidelines focus on companies which produce goods and services that contribute to real world decarbonization or have a carbon intensive business model and face outsized impacts from the low carbon transition, based on reported and estimated scopes 1, 2, and 3 greenhouse gas emissions. These companies should provide disclosures that set out their governance, strategy, risk management processes and metrics and targets relevant to decarbonization. These disclosures should include an explanation of the decarbonization scenarios a company is using in its near- and long-term planning, as well as its scope 1, scope 2 and material scope 3 greenhouse gas (GHG) emissions and reduction targets for scope 1 and 2 emissions. As with the BAIS benchmark policies, we consider the climate-risk reporting standard issued by the International Sustainability Standards Board, IFRS S2, a useful reference for such reporting.
Under these climate- and decarbonization-specific guidelines, BAIS may recommend a vote against directors or support for a relevant shareholder proposal if a company does not appear to be adequately addressing or disclosing material climate-related risks. We may recommend supporting shareholder proposals seeking information relevant to a company’s stated low-carbon transition strategy and targets that the company does not currently provide and that would be helpful to investment decision-making. As under the BAIS benchmark approach, the active portfolio managers are ultimately responsible for voting consistent with their investment mandate and fund objectives.
Appendix 1: How we fulfil and oversee our active investment stewardship responsibilities
Oversight
The Global Head of BAIS has primary oversight of and responsibility for the team’s activities, including voting in accordance with the BlackRock Active Investment Stewardship Global Engagement and Voting Guidelines (“the Guidelines”), which require the application of professional judgment and consideration of each company’s unique circumstances, as well as input from active investors. BAIS is independent from BlackRock Investment Stewardship in our engagement and voting activities, reporting lines, and oversight.
The Active Investment Stewardship Oversight Committee, comprised of senior representatives of the active investment, legal and risk teams, reviews and advises on amendments to BAIS’ Global Engagement and Voting Guidelines. The Committee also considers developments in corporate governance, related public policy, and market norms and how these might influence BAIS’ policies and practices. The Committee does not determine voting decisions, which are the responsibility of BAIS and the relevant active equity investors.
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In addition, there is a standing advisory group of senior active investors who counsel BAIS on complex or high-profile votes before a recommendation is finalized and escalated to the portfolio managers with holdings in the company under consideration. This group also formally reviews any revisions to the Engagement and Voting Guidelines proposed by BAIS as part of its annual review.
BAIS carries out engagement with companies in collaboration with active investment colleagues, executes proxy votes, and conducts vote operations (including maintaining records of votes cast) in a manner consistent with the Guidelines. BAIS also conducts research on corporate governance issues and participates in industry discussions to contribute to and keep abreast of important developments in the corporate governance field. BAIS may use third parties for certain of the foregoing activities and performs oversight of those third parties (see “Use and oversight of third-party vote services providers” below).
Voting guidelines and vote execution
BlackRock votes on proxy issues when our clients authorize us to do so. We carefully consider the voting items submitted to funds and other fiduciary account(s) (Fund or Funds) for which we have voting authority. BlackRock votes (or refrains from voting) for each Fund for which we have voting authority based on our evaluation of the alignment of the voting items with the long-term economic interests of our clients, in the exercise of our independent business judgment, and without regard to the relationship of the issuer (or any shareholder proponent or dissident shareholder) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates, or BlackRock employees (see “Conflicts management policies and procedures,” below).
When exercising voting rights, BAIS will normally vote on specific proxy issues in accordance with the Guidelines, although portfolio managers have the right to vote differently on their holdings if they determine doing so is more aligned with the investment objective and financial interests of clients invested in the funds they manage.
The Guidelines are not intended to be exhaustive. BAIS applies the Guidelines on a case-by-case basis, in the context of the individual circumstances of each company and the specific issue under review. As such, the Guidelines do not indicate how BAIS will vote in every instance. Rather, they reflect our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots. The Guidelines are reviewed annually and updated as necessary to reflect changes in market practices, developments in corporate governance and feedback from companies and clients. In this way, BAIS aims to maintain policies that explain our approach to governance practices most aligned with clients’ long-term financial interests.
In certain markets, proxy voting involves logistical issues which can affect BAIS’ ability to vote such proxies, as well as the desirability of voting such proxies. These issues include, but are not limited to: i) untimely notice of shareholder meetings; ii) restrictions on a foreigner’s ability to exercise votes; iii) requirements to vote proxies in person; iv) “share-blocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); v) potential difficulties in translating the proxy; vi) regulatory constraints; and vii) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions. We are not supportive of impediments to the exercise of voting rights such as share-blocking or overly burdensome administrative requirements.
BlackRock votes proxies in these situations on a “best-efforts” basis. In addition, BAIS may determine that it is generally in the interests of BlackRock’s clients not to vote proxies (or not to vote our full allocation) if the costs (including but not limited to opportunity costs associated with share-blocking constraints) associated with exercising a vote are expected to outweigh the benefit the client would derive by voting on the proposal.
Voting Choice
BlackRock offers Voting Choice, a program that provides eligible clients with more opportunities to participate in the proxy voting process where legally and operationally viable.
Voting Choice is currently available for eligible clients invested in certain institutional pooled funds in the U.S., UK, and Canada that use systematic active equity (SAE) and multi-asset strategies. In addition, institutional clients in separately managed accounts (SMAs) are eligible for BlackRock Voting Choice regardless of their investment strategies(6).

(6)
With Voting Choice, SMAs have the ability to select from a set of voting policies from third-party proxy advisers the policy that best aligns with their views and preferences. BlackRock can then use its proxy voting infrastructure to cast votes based on the client’s selected voting policy.
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As a result, the shares attributed to BlackRock in company share registers may be voted differently depending on whether our clients have authorized BAIS to vote on their behalf, have authorized BlackRock to vote in accordance with a third-party policy, or have elected to vote shares in accordance with their own policy. Our clients have greater control over proxy voting because of Voting Choice. BlackRock does not disclose client information, including a client’s selection of proxy policy, without client consent.
Use and oversight of third-party vote services providers
Third-party vote services providers – or proxy research firms - provide research and recommendations on proxy votes, as well as voting infrastructure. As mentioned previously, BlackRock contracts primarily with the vote services provider ISS and leverages its online platform to supply research and support voting, record keeping, and reporting processes. We also use Glass Lewis’ research and analysis as an input into our voting process. It is important to note that, although proxy research firms provide important data and analysis, BAIS does not rely solely on their information or follow their voting recommendations. A company’s disclosures, our past engagements and voting, investment colleagues’ insights and our voting guidelines are important inputs into our voting decisions on behalf of clients.
Given the large universe of actively held companies, BAIS employs the proxy services provider to streamline the voting process by making voting recommendations based on BAIS’ voting guidelines when the items on a shareholder meeting agenda are routine. Agenda items that are not routine are referred back to BAIS to assess, escalate as necessary to the relevant portfolio managers and vote. BAIS reviews and can override the recommendations of the vote services provider at any time prior to the vote deadline. Both BAIS and the vote services provider actively monitor securities filings, research reports, company announcements, and direct communications from companies to ensure awareness of supplemental disclosures and proxy materials that may require a modification of votes.
BAIS closely monitors the third-party vote services providers we contract with to ensure that they are meeting our service level expectations and have effective policies and procedures in place to manage potential conflicts of interest. Our oversight of service providers includes regular meetings with client service teams, systematic monitoring of vendor operations, as well as annual due diligence meetings in accordance with BlackRock’s firmwide policies.
Conflicts management policies and procedures
BAIS maintains policies and procedures that seek to prevent undue influence on BlackRock’s proxy voting activity. Such influence might stem from any relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates, a Fund or a Fund’s affiliates, or BlackRock employees. The following are examples of sources of perceived or potential conflicts of interest:
•
BlackRock clients who may be issuers of securities or proponents of shareholder resolutions
•
BlackRock business partners or third parties who may be issuers of securities or proponents of shareholder resolutions
•
BlackRock employees who may sit on the boards of public companies held in Funds managed by BlackRock
•
Significant BlackRock, Inc. investors who may be issuers of securities held in Funds managed by BlackRock
•
Securities of BlackRock, Inc. or BlackRock investment funds held in Funds managed by BlackRock
•
BlackRock, Inc. board members who serve as senior executives or directors of public companies held in Funds managed by BlackRock
BlackRock has taken certain steps to mitigate perceived or potential conflicts including, but not limited to, the following:
•
Adopted the Guidelines which are designed to advance our clients’ long-term economic interests in the companies in which BlackRock invests on their behalf
•
Established a reporting structure that separates BAIS from employees with sales, vendor management, or business partnership roles. In addition, BlackRock seeks to ensure that all engagements with corporate issuers, dissident shareholders or shareholder proponents are managed consistently and without regard to BlackRock’s relationship with such parties. Clients or business partners are not given special treatment or differentiated access. BAIS prioritizes engagements based on factors including, but not limited to, our need for additional information to make a voting decision or our view on the likelihood that an engagement could lead to positive outcome(s) over time for the economic value of the company. Within the normal course of business, BAIS may engage directly with
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BlackRock clients, business partners and/or third parties, and/or with employees with sales, vendor management, or business partnership roles, in discussions regarding our approach to stewardship, general corporate governance matters, client reporting needs, and/or to otherwise ensure that proxy-related client service levels are met
•
Determined to engage, in certain instances, an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid potential conflicts of interest, to satisfy regulatory compliance requirements, or as may be otherwise required by applicable law. In such circumstances, the independent third-party voting service provider provides BlackRock with recommendations, in accordance with the Guidelines, as to how to vote such proxies. BlackRock uses an independent third-party voting service provider to make proxy voting recommendations for shares of BlackRock, Inc. and companies affiliated with BlackRock, Inc. BlackRock may also use an independent third-party voting service provider to make proxy voting recommendations for:
•
public companies that include BlackRock employees on their boards of directors
•
public companies of which a BlackRock, Inc. board member serves as a senior executive or a member of the board of directors
•
public companies that are the subject of certain transactions involving BlackRock Funds
•
public companies that are joint venture partners with BlackRock, and
•
public companies when legal or regulatory requirements compel BlackRock to use an independent third-party voting service provider
In selecting an independent third-party voting service provider, we assess several characteristics, including but not limited to: independence, an ability to analyze proxy issues and make recommendations in the economic interest of our clients in accordance with the Guidelines, reputation for reliability and integrity, and operational capacity to accurately deliver the assigned recommendations in a timely manner. We may engage more than one independent third-party voting service provider, in part to mitigate potential or perceived conflicts of interest at a single voting service provider. The Active Investment Stewardship Oversight Committee appoints and reviews the performance of the independent third-party voting service providers, generally on an annual basis.
Securities lending
When so authorized, BlackRock acts as a securities lending agent on behalf of Funds. Securities lending is a well-regulated practice that contributes to capital market efficiency. It also enables funds to generate additional returns while allowing fund providers to keep fund expenses lower.
With regard to the relationship between securities lending and proxy voting, BlackRock cannot vote shares on loan and may determine to recall them for voting, as guided by our fiduciary duty as an asset manager to our clients in helping them achieve their investment goals. While this has occurred in a limited number of cases, the decision to recall securities on loan as part of BlackRock’s securities lending program in order to vote is based on an evaluation of various factors that include, but are not limited to, assessing potential securities lending revenue alongside the potential long-term financial value to clients of voting those securities (based on the information available at the time of recall consideration). BAIS works with active portfolio managers, as well as colleagues in the Securities Lending and Risk and Quantitative Analysis teams, to evaluate the costs and benefits to clients of recalling shares on loan.
In almost all instances, BlackRock anticipates that the potential long-term financial value to clients of voting shares would not warrant recalling securities on loan. However, in certain instances, BlackRock may determine, in our independent business judgment as a fiduciary, that the value of voting outweighs the securities lending revenue loss to clients and would therefore recall shares to be voted in those instances.
Periodically, BlackRock reviews our process for determining whether to recall securities on loan in order to vote and may modify it as necessary.
Reporting and vote transparency
BAIS is committed to transparency in the stewardship work we do on behalf of clients. We inform clients about our engagement and voting policies and activities through direct communication and disclosure on our website.
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Want to know more?
blackrock.com/stewardship | ContactActiveStewardship@blackrock.com
The document is provided for information purposes only and is subject to change. Reliance upon this information is at the sole discretion of the reader.
Prepared by BlackRock, Inc.
©2024 BlackRock, Inc. All rights reserved. BLACKROCK is a trademark of BlackRock, Inc., or its subsidiaries in the United States and elsewhere. All other trademarks are those of their respective owners.
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Index Equity Fund Proxy Voting Policy
Procedures Governing Delegation of Proxy Voting to Fund Advisers
Effective Date: January 1, 2025
________________________________________
Applies to the following types of Funds registered under the 1940 Act:
☒ Index Equity Mutual Funds and Exchange-Traded Funds
☐ Open-End Active and Fixed Income Index Mutual Funds and Exchange-Traded Funds
☐ Money Market Funds
☐ Closed-End Funds
☐ Other
________________________________________
Objective and Scope
Set forth below is the Index Equity Fund Proxy Voting Policy.
Policy / Document Requirements and Statements
The Boards of Trustees/Directors (“Directors”) of certain open-end funds (the “Funds”) advised by BlackRock Fund Advisors or BlackRock Advisors, LLC (“BlackRock”), have the responsibility for the oversight of voting proxies relating to portfolio securities of the Funds, and have determined that it is in the best interests of the Funds and their shareholders to delegate the responsibility to vote proxies to BlackRock, subject to the principles outlined in this Policy, as part of BlackRock’s authority to manage, acquire and dispose of account assets, all as contemplated by the Funds’ respective investment management agreements.
BlackRock has adopted the BlackRock Investment Stewardship Global Benchmark Policy(“Guidelines”) (as from time to time amended, the “Guidelines”) governing proxy voting by index equity Funds managed by BlackRock, except for the iShares Core S&P 500 ETF. In addition, BlackRock has adopted guidelines and procedures (as from time to time amended, the “BlackRock Climate and Decarbonization Stewardship Guidelines”) governing proxy voting for matters covered in the BlackRock Climate and Decarbonization Stewardship Guidelines by the Funds listed in Appendix A.
BlackRock will cast votes on behalf of each of the Funds covered by this policy on specific proxy issues in respect of securities held by each such Fund (or may refrain from voting) in accordance with the Guidelines and the BlackRock Climate and Decarbonization Stewardship Guidelines, as applicable.
Conflicts Management
BlackRock Investment Stewardship (“BIS”) maintains policies and procedures that seek to prevent undue influence on BlackRock’s proxy voting activity and to mitigate material conflicts of interest in the exercise of proxy voting responsibilities. Potential material conflicts, and the resultant potential for undue influence, might be due to a relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates or employees, or a Fund or a Fund’s affiliates. BlackRock has taken certain steps to mitigate potential conflicts, which are outlined in detail in the Guidelines. In mitigating conflicts, BIS will adhere to the Guidelines.
In certain instances, BIS will engage an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid potential conflicts of interest, to satisfy regulatory compliance requirements, or as may be otherwise required by applicable law.
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With respect to the relationship between securities lending and proxy voting, shares on loan cannot be voted and BlackRock may determine to recall them for voting, as guided by BlackRock’s fiduciary responsibility to act in clients’ financial interests. The Guidelines set forth BlackRock’s approach to recalling securities on loan in connection with proxy voting.
Reports to the Board
BlackRock will report on an annual basis to the Directors on (1) a summary of the proxy voting process as applicable to the Funds covered by this policy in the preceding year together with a representation that all votes were in accordance with the Guidelines and the BlackRock Climate and Decarbonization Stewardship Guidelines, as applicable (2) any material changes to the Guidelines and the BlackRock Climate and Decarbonization Stewardship Guidelines, including material changes to conflicts management practices, that have not previously been reported.
Appendix A
iShares Climate Conscious & Transition MSCI USA ETF
iShares ESG Advanced MSCI EAFE ETF
iShares ESG Advanced MSCI EM ETF
iShares ESG Advanced MSCI USA ETF
iShares ESG MSCI EM Leaders ETF
iShares ESG MSCI USA Leaders ETF
iShares ESG MSCI KLD 400 ETF
iShares ESG Optimized MSCI USA ETF
iShares Low Carbon Optimized MSCI ACWI ETF
iShares Paris-Aligned Climate Optimized MSCI USA ETF
iShares Paris-Aligned Climate Optimized MSCI World ex USA ETF
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BlackRock Investment Stewardship
Global Principles for Benchmark Policies
Effective as of January 2025
The purpose of this document is to provide an overarching explanation of BlackRock’s global approach to our responsibilities as a shareholder on behalf of our clients, the principles that guide our dialogue with companies, and our commitments to clients in terms of our own governance and transparency.

Introduction to BlackRock Investment Stewardship	A-21
Philosophy on investment stewardship	A-22
Shareholder rights	A-22
Stewardship in practice	A-22
Key themes	A-23
Boards and directors	A-23
Auditors and audit-related issues	A-25
Capital structure, mergers, asset sales, and other special transactions	A-26
Executive compensation	A-27
Material sustainability-related risks and opportunities	A-28
Other corporate governance matters and shareholder protections	A-30
Shareholder proposals	A-31
BlackRock’s oversight of its investment stewardship activities	A-31
Voting guidelines and vote execution	A-32
Voting Choice	A-32
Conflicts management policies and procedures	A-33
Securities lending	A-34
Reporting and vote transparency	A-34
Introduction to BlackRock Investment Stewardship
BlackRock’s clients depend on us to help them meet their varied investment goals. We consider it one of our responsibilities to be an informed, engaged shareholder on their behalf, given the business decisions that companies make have a direct impact on our clients’ long-term investment outcomes and financial well-being. BlackRock Investment Stewardship (BIS) is a dedicated function within BlackRock, which is responsible for engaging with public companies on behalf of index strategies. Investment Stewardship is one of the ways we fulfill our fiduciary responsibilities as an asset manager to our clients. Our sole objective when conducting our stewardship program is to advance our clients’ long-term financial interests.(1)
BIS takes a long-term approach in our stewardship efforts, reflecting the investment horizons of the majority of our clients. BIS does this through:
1.
Engaging with companies in a two-way dialogue to build our understanding of a company’s practices and inform our voting decisions.

(1)
BIS’ Benchmark Policies, and the vote decisions made consistent with these policies, take a financial materiality-based approach and are focused solely on advancing clients' financial interests. BIS’ Benchmark Policies– comprised of the BIS Global Principles, regional voting guidelines, and engagement priorities – apply to clients’ assets invested through index strategies and provide guidance on our position on common corporate governance matters. We take a globally consistent approach, while recognizing the unique markets and sectors in which companies operate. BlackRock offers a wide range of investment products and funds to support our clients’ unique and varied investment objectives. Other materials on the BIS website might also provide useful context.
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2.
Voting at shareholder meetings on management and shareholder proposals on behalf of clients who have delegated voting authority to BlackRock.
3.
Contributing to industry dialogue on stewardship to share our perspectives on matters that may impact our clients’ investments.
4.
Reporting on our activities to inform clients about our stewardship efforts on their behalf through a range of publications and direct reporting.
Philosophy on investment stewardship
Sound governance is critical to the success of a company, the protection of investors’ interests, and long-term financial value creation. Research indicates that high-performing companies will effectively evaluate and address risks and opportunities relevant to their businesses, which supports durable, long-term financial value creation.(2)
Setting, executing, and overseeing strategy are the responsibility of management and the board. As one of many minority shareholders, BlackRock cannot – and does not try to – direct a company’s strategy or its implementation. Our role, on behalf of BlackRock’s clients as long-term investors, is to better understand how corporate leadership is managing material risks and capitalizing on opportunities to help protect and enhance the company’s ability to deliver long-term financial returns. We aim to take a globally consistent approach, while recognizing the unique markets and sectors in which companies operate.
Shareholder rights
Corporate law, regulations and listing rules in most markets establish certain fundamental rights attached to shareholding. Shareholders should have the right to:
•
Elect, remove, and nominate directors, approve the appointment of the auditor, and amend the corporate charter or by-laws.
•
Vote on key board decisions that are material to the protection of their investment, including but not limited to, changes to the purpose of the business, dilution levels and pre-emptive rights, and the distribution of income and capital structure.
•
Access sufficient and timely information on material governance, strategic, and business matters to make informed decisions.
To protect the interest of minority shareholders like BlackRock’s clients, BIS holds the view that shareholder voting rights should be proportionate to economic ownership—the principle of “one share, one vote” helps to achieve this balance.
Stewardship in practice
The assets BlackRock manages belong to our clients, which include public and private pension plans, insurers, official institutions, endowments, universities, charities, family offices, wealth managers, and ultimately, the individual investors that they serve. Through stewardship, we assess how companies are creating long-term financial value to serve our clients, many of whom are saving for long-term goals, such as retirement.
As shareholders of public companies, our clients have the right to vote on matters proposed by a company’s management or its shareholders. Voting is an important mechanism for investors to express support for, or concern about, a company’s performance and most of our clients authorize BlackRock to exercise this right on their behalf. For those clients, and as a fiduciary, BlackRock is legally required to make proxy voting determinations in a manner that is consistent with their investment objectives. BIS does this by casting votes in favor of proposals that, in our assessment, will promote stronger governance and better operating practices and, in turn, potentially enhance long-term shareholder value. Our vote decisions are informed by our in-depth analysis of company disclosures, engagement with boards and management teams, third-party research, and comparisons against a company’s industry peers.
BIS takes a constructive, long-term approach to our engagement with companies, reflecting the investment horizons of the majority of our clients. An engagement is a meeting between BIS and a company’s board and management that helps improve our understanding of the company’s business model and material risks and opportunities, to inform our voting

(2)
PwC, “The 3 things all high-performing companies do”. Harvard Business Review, “6 Strategic Concepts That Set High-Performing Companies Apart”, March 2024.
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decisions on behalf of clients who authorize us to vote on their behalf. In these two-way conversations, we listen to and learn directly from company directors and executives and ask questions relevant to their business. Either a company or BIS can request an engagement. Many of the engagements are initiated by companies to discuss their long-term strategy, risk and opportunity set, and management’s plan to deliver financial returns through business cycles. The ongoing, multiyear nature of our engagements allows us to build strong relationships with company leadership and mutual understanding on key matters of corporate governance and the drivers of long-term financial performance.
Generally, we support the vote recommendations of the board of directors and management. In case of concerns, we typically raise these through dialogue with board members and management teams first. When we determine it is in our clients’ financial interests to convey concern to companies through voting, we do so in two forms: we might not support the election of directors or other management proposals, or we might not support management’s voting recommendation on a shareholder proposal.
Key themes
While accepted standards and norms of corporate governance can differ between markets, in our experience, there are certain globally applicable fundamental elements of corporate governance that contribute to a company’s ability to create long-term financial value for shareholders. These global themes are set out in this overarching set of principles (the “Principles”), which are anchored in transparency and accountability.
At a minimum, it is our view that companies should observe the accepted corporate governance standards in their domestic market,(3) and we ask that, if they do not, they explain how their approach better supports durable, long-term financial value creation.
These Principles cover seven key subjects:
•
Boards and directors
•
Auditors and audit-related issues
•
Capital structure, mergers, asset sales, and other special transactions
•
Executive compensation
•
Material sustainability-related risks and opportunities
•
Other corporate governance matters and shareholder protections
•
Shareholder proposals
Our regional and market-specific voting guidelines explain how these Principles inform our voting decisions in relation to common ballot items for shareholder meetings in those markets. Alongside the Principles and regional voting guidelines, BIS publishes our engagement priorities which reflect the five themes on which we most frequently engage companies, where they are relevant, as these can be a source of material business risk or opportunity. Collectively, these BIS policies set out the core elements of corporate governance that guide our investment stewardship program globally and within each market. The BIS policies are not prescriptive, applied on a pragmatic, case-by-case basis, taking into consideration a number of factors, including the sector, market, and business environment within which a company is operating.
Boards and directors
Companies whose boards are comprised of appropriately qualified, engaged directors with professional characteristics relevant to a company’s business enhance the ability of the board to add value and be the voice of shareholders in board discussions. A strong board gives a company a competitive advantage, providing valuable oversight and contributing to the most important management decisions that support long-term financial performance. As part of their responsibilities, board members have a fiduciary duty to shareholders to oversee the strategic direction, operations, and risk management of a company. This is why our investment stewardship efforts have always started with the performance of the board of directors, and why we see engagement with, and the election of, directors as one of our most important responsibilities. We engage, as necessary, with members of the board’s nominating and/or governance committee to assess whether governance practices

(3)
Our regional voting guidelines, which we publish on the BIS website, reflect these different market standards and norms. Depending on the market, generally accepted practice is informed by corporate law, market regulation, best practices, and industry initiatives, amongst other factors.
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and board composition are appropriate given a company’s business model and we take into consideration a number of factors, including the sector, market, and business environment within which a company is operating.
We view it as good practice when the board establishes and maintains a framework of robust and effective governance mechanisms to support its oversight of the company’s strategy and operations consistent with the long-term economic interests of investors. There should be clear descriptions of the role of the board and the committees of the board and how directors engage with and oversee management. Disclosure of material risks that may affect a company’s long-term strategy and financial value creation, including material sustainability-related factors when relevant, is helpful for investors to appropriately understand and assess how effectively management is identifying, managing, and mitigating such risks.
We seek to understand management's long-term strategy and the milestones against which investors should assess its implementation. If any strategic targets are significantly missed or materially restated, we find it helpful when company disclosures provide a detailed explanation of the changes and an indication of the board's role in reviewing the revised targets. We look to the board to articulate the effectiveness of these mechanisms in overseeing the management of business risks and opportunities and the fulfillment of the company’s strategy.
Where a company has not adequately disclosed and demonstrated that its board has fulfilled these corporate governance and risk oversight responsibilities, we may consider voting against the election of directors who, on our assessment, have particular responsibility for the issues. We assess director performance on a case-by-case basis and in light of each company’s circumstances, taking into consideration its governance, business practices that support durable, long-term financial value creation, and performance. Set out below are factors we may take into consideration.
Regular accountability through director elections
To ensure accountability for their actions on behalf of shareholders, directors should stand for election on a regular basis, ideally annually.(4) Annual director elections allow shareholders to reaffirm their support for board members and/or hold them accountable for their decisions in a timely manner. When board members are not elected annually, in our experience, it is good practice for boards to have a rotation policy to ensure that, through a board cycle, all directors have had their appointment re-confirmed, with a proportion of directors being put forward for election at each annual general meeting.
Effective board composition
Regular director elections also give boards the opportunity to adjust their composition in an orderly way to reflect developments in the company’s strategy and the market environment. In our view, it is beneficial for new directors to be brought onto the board periodically to refresh the group’s thinking, while supporting both continuity and appropriate succession planning. We consider the average overall tenure of the board and seek a balance between the knowledge and experience of longer-serving directors and the fresh perspectives of directors who joined more recently.
We encourage companies to regularly review the effectiveness of their board (including its size), and assess directors nominated for election in the context of the composition of the board as a whole. In our view, the company’s assessment should consider a number of factors, including each director’s independence and time commitments, as well as the breadth and relevance of director experiences and skillsets, and how these collectively contribute to the board's effectiveness in advising and overseeing management in delivering long-term financial returns.
Director independence — from management, significant shareholders, or other related parties – is a central tenet of sound corporate governance across markets.(5) We encourage boards to have a sufficient number of independent directors, free from conflicts of interest or undue influence, to ensure objectivity in the decision-making of the board and its ability to oversee management. We generally consider it good practice for independent directors to make a majority of the board, or in the case of controlled companies, at least one-third.
Common impediments to independence may include but are not limited to:
•
Current or recent employment at the company or a subsidiary

(4)
In most markets directors stand for re-election on an annual or triennial basis, as determined by corporate law, market regulation or voluntary best practice.
(5)
Please see: Tokyo Stock Exchange. “Japan’s Corporate Governance Code.” June 11, 2021; Financial Reporting Council. “UK Corporate Governance Code.” July 16, 2018; Investor Stewardship Group. “Corporate Governance Principles for US Listed Companies.”
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•
Being, or representing, a shareholder with a substantial shareholding in the company
•
Interlocking directorships
•
Having any other interest, business, or other relationship which could, or could reasonably be perceived to, materially interfere with a director’s ability to act in the best interests of the company and shareholders
In our experience, boards are most effective at overseeing and advising management when there is a senior, independent board leader. This director may chair the board, or, where the chair is also the CEO (or is otherwise not independent), be designated as a lead independent director. The role of this director is to enhance the effectiveness of the independent members of the board through shaping the agenda, ensuring adequate information is provided to the board, and encouraging independent director participation in board deliberations. The lead independent director or another appropriate director should be available to meet with shareholders in those situations where an independent director is best placed to explain and contextualize a company’s approach.
There are matters for which the board has responsibility that may involve a conflict of interest for executives or for affiliated directors or require additional focus. It is our view that objective oversight of such matters is best achieved when the board forms committees with a majority of independent directors, depending on market norms and a company’s ownership structure. In many markets, these committees of the board specialize in audit, director nominations, and compensation matters. An ad hoc committee might also be formed to decide on a special transaction, particularly one involving a related party, or to investigate a significant adverse event.
When nominating directors to the board, we look to companies to provide sufficient information on the individual candidates so that shareholders can assess the capabilities and suitability of each individual nominee and their fit within overall board composition. These disclosures should give an understanding of how the collective experience and expertise of the board, as well as the particular skill sets of individual directors, aligns with the company’s long-term strategy and business model. Highly qualified, engaged directors with professional characteristics relevant to a company’s business and strategy enhance the ability of the board to add value and be the voice of shareholders in board discussions.
It is in this context that we are interested in a variety of experiences, perspectives, and skillsets in the board room. We see it as a means of promoting diversity of thought to avoid “group think” in the board’s exercise of its responsibilities to advise and oversee management.
In assessing board composition, we take a case-by-case approach based on a company’s board size, business model, strategy, location and market capitalization. We look for companies to explain how their approach to board composition supports the company’s governance practices.
We note that in many markets, policymakers have set board gender diversity goals which we may discuss with companies, particularly if there is a risk their board composition may be misaligned. We ask boards to disclose, consistent with local laws, how diversity, including professional and personal characteristics, is considered in board composition, given the company’s long-term strategy and business model.(6)
Sufficient capacity
As the role and expectations of a director are increasingly demanding, directors must be able to commit an appropriate amount of time to board and committee matters. It is important that directors have the capacity to meet all of their responsibilities - including when there are unforeseen events – and therefore, they should not take on an excessive number of roles that would impair their ability to fulfill their duties.
Auditors and audit-related issues
BlackRock recognizes the critical importance of financial statements, which should provide a true and fair picture of a company’s financial condition. Accordingly, we look for the assumptions made by management and reviewed by the auditor in preparing the financial statements to be reasonable and justified.
The accuracy of financial statements, inclusive of financial and non-financial information as required or permitted under market-specific accounting rules, is of paramount importance to BlackRock. Investors increasingly recognize that a broader

(6)
Personal characteristics may include, but are not limited to, gender; race/ethnicity; disability; veteran status; LGBTQ+; and national, Indigenous, religious, or cultural identity.
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range of risks and opportunities have the potential to materially impact financial performance. Over time, we anticipate investors and other users of company reporting will increasingly seek to understand and scrutinize the assumptions underlying financial statements, particularly those that pertain to the impact of the transition to a low-carbon economy on a company’s business model and asset mix. We recognize that this is an area of evolving practice and note that international standards setters, such as the International Financial Reporting Standards (IFRS) Board and the International Auditing and Assurance Standards Board (IAASB), continue to develop their guidance to companies.(7)
In this context, audit committees, or equivalent, play a vital role in a company’s financial reporting system by providing independent oversight of the accounts, material financial and, where appropriate to the jurisdiction, non-financial information and internal control frameworks. Moreover, in the absence of a dedicated risk committee, these committees can provide oversight of Enterprise Risk Management systems.(8) In our view, effective audit committee oversight strengthens the quality and reliability of a company’s financial statements and provides an important level of reassurance to shareholders.
Audit committees or equivalent should have clearly articulated charters that set out their responsibilities and have a rotation plan in place that allows for a periodic refreshment of the committee membership to introduce fresh perspectives to audit oversight. We recognize that audit committees will rely on management, internal audit, and the independent auditor in fulfilling their responsibilities but look to committee members to demonstrate they have relevant expertise to monitor and oversee the audit process and related activities.
We take particular note of unexplained changes in reporting methodology, cases involving significant financial restatements, or ad hoc notifications of material financial weakness. In this respect, audit committees should provide timely disclosure on the remediation of Key and Critical Audit Matters identified either by the external auditor or internal audit function.
The integrity of financial statements depends on the auditor being free of any impediments to being an effective check on management. To that end, it is important that auditors are, and are seen to be, independent. Where an audit firm provides services to the company in addition to the audit, we look for the fees earned to be disclosed and explained. We look for Audit committees to have in place a procedure for assessing annually the independence of the auditor and the quality of the external audit process.
Comprehensive disclosure provides investors with a sense of the company’s long-term operational risk management practices and, more broadly, the quality of the board’s oversight. We look to the audit or risk committee to periodically review the company’s risk assessment and risk management policies and the significant risks and exposures identified by management, the internal auditors or the independent auditors and management’s steps to address them. In the absence of detailed disclosures, we may reasonably conclude that companies are not adequately managing risk.
Capital structure, mergers, asset sales, and other special transactions
The capital structure of a company is critical to shareholders as it impacts the value of their investment and the priority of their interest in the company relative to that of other equity or debt investors. Pre-emptive rights are a key protection for shareholders against the dilution of their interests.
Effective voting rights are basic rights of share ownership and a core principle of effective governance. Shareholders, as the residual claimants, have the strongest interest in protecting the financial value of the company, and voting rights should match economic exposure, i.e., one share, one vote.
In principle, we disagree with the creation of a share class with equivalent economic exposure and preferential, differentiated voting rights. In our view, this structure violates the fundamental corporate governance principle of proportionality and results in a concentration of power in the hands of a few shareholders, thus disenfranchising other shareholders and amplifying any potential conflicts of interest. However, we recognize that in certain markets, at least for a period of time, companies may have a valid argument for listing dual classes of shares with differentiated voting rights. In our view, such companies should review these share class structures on a regular basis or as company circumstances change. Additionally,

(7)
IFRS, “IFRS S1 General Requirements for Disclosure of Sustainability-related Financial Information”, June 2023, and IAASB, “IAASB Launches Public Consultation on Landmark Proposed Global Sustainability Assurance Standard”, August 2023.
(8)
Enterprise risk management is a process, effected by the entity’s board of directors, management, and other personnel, applied in strategy setting and across the enterprise, designed to identify potential events that may affect the entity, and manage risk to be within the risk appetite, to provide reasonable assurance regarding the achievement of objectives. Please see the Committee of Sponsoring Organizations of the Treadway Commission (COSO), “Enterprise Risk Management”, 2023.
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they should seek shareholder approval of their capital structure on a periodic basis via a management proposal at the company’s shareholder meeting. The proposal should give unaffiliated shareholders the opportunity to affirm the current structure or establish mechanisms to end or phase out controlling structures at the appropriate time, while minimizing costs to shareholders.
In assessing mergers, asset sales, or other special transactions, BlackRock’s primary consideration is the long-term economic interests of our clients as shareholders. Boards proposing a transaction should clearly explain the economic and strategic rationale behind it. We will review a proposed transaction to determine the degree to which it can enhance long-term shareholder value. We find long-term investors like our clients typically benefit when proposed transactions have the unanimous support of the board and have been negotiated at arm’s length. We may seek reassurance from the board that the financial interests of executives and/or board members in a given transaction have not adversely affected their ability to place shareholders’ interests before their own. Where the transaction involves related parties, the recommendation to support should come from the independent directors, a best practice in most markets, and ideally, the terms should have been assessed through an independent appraisal process. In addition, it is good practice that it be approved by a separate vote of the non-conflicted parties.
As a matter of sound governance practice, shareholders should have a right to dispose of company shares in the open market without unnecessary restriction. In our view, corporate mechanisms designed to limit shareholders’ ability to sell their shares are contrary to basic property rights. Such mechanisms can serve to protect and entrench interests other than those of the shareholders. In our view, shareholders are broadly capable of making decisions in their own best interests. We encourage any so-called “shareholder rights plans” proposed by a board to be subject to shareholder approval upon introduction and periodically thereafter.
Executive compensation
In most markets, one of the most important roles for a company’s board of directors is to put in place a compensation structure that incentivizes and rewards executives appropriately. Executive compensation is an important tool used by companies to support long-term financial value creation. In our experience, well-structured compensation policies reward the successful delivery of strategic, operational, and/or financial goals, encourage an appropriate risk appetite, and align the interests of shareholders and executives through equity ownership.
We look for there to be a clear link between variable pay and operational and financial performance. Performance metrics should be stretching and aligned with a company’s strategy and business model. BIS does not have a position on whether companies should use sustainability-related criteria in compensation structures, but, where they are included, we look to companies to be as rigorous as they would be in setting other financial or operational targets. Long-term incentive plans should encompass timeframes that 1) are distinct from annual executive compensation structures and metrics, and 2) encourage the delivery of strong financial results over a period of years.
When designing, reviewing, and approving executive compensation policies, board compensation committees – or board members responsible for setting executive compensation – should carefully consider the company’s specific circumstances, such as its risk profile, the environment in which it operates, and the individuals the board is trying to attract, retain and incentivize. We look to the compensation committees to guard against contractual arrangements that would entitle executives to material compensation for early termination of their employment. Finally, pension contributions and other deferred compensation arrangements should be reasonable in light of market practices or the company’s business and executive compensation strategies.
We are not supportive of one-off or special bonuses unrelated to company or individual performance. Where discretion has been used by the compensation committee or its equivalent, we appreciate disclosure relating to how and why the discretion was used, and how the adjusted outcome is aligned with the interests of shareholders. We acknowledge that the use of peer group evaluation by compensation committees can help ensure competitive pay; however, we are concerned when the rationale for increases in total compensation at a company is solely based on peer benchmarking, rather than also considering rigorous measures of outperformance. We encourage companies to clearly explain how compensation outcomes have rewarded performance.
We encourage boards to consider building clawback provisions into incentive plans such that companies could clawback compensation or require executives to forgo awards when compensation was based on faulty financial statements or deceptive business practices. We also favor recoupment from or the foregoing of the grant of any awards by any senior
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executive whose behavior caused material financial harm to shareholders, material reputational risk to the company, or resulted in a criminal investigation, even if such actions did not ultimately result in a material restatement of past results.
In our view, non-executive directors should be compensated in a manner that is commensurate with the time and effort expended in fulfilling their professional responsibilities. Additionally, these compensation arrangements should not risk compromising directors’ independence or aligning their interests too closely with those of the management, whom they are charged with overseeing.
BIS may convey concerns through not supporting management’s proposals to approve compensation, where they are on the agenda. We may also vote against members of the compensation committee or equivalent board members for poor compensation practices or structures.
Material sustainability-related risks and opportunities
It is our view that well-managed companies will effectively evaluate and manage material sustainability-related risks and opportunities relevant to their businesses.(9) As with all risks and opportunities in a company's business model, appropriate oversight of material sustainability considerations is a core component of having an effective governance framework that supports durable, long-term financial value creation.
Robust disclosure allows investors to effectively evaluate companies’ strategy and business practices related to material sustainability-related risks and opportunities. We find it helpful when companies’ disclosures demonstrate that they have a resilient business model that integrates material sustainability-related risks and opportunities into their strategy, risk management, and metrics and targets, including industry-specific metrics. The International Sustainability Standards Board (ISSB) standards, IFRS S1 and S2(10) may prove helpful to companies in preparing this disclosure. The standards build on the Task Force on Climate-related Financial Disclosures (TCFD) framework and the standards and metrics developed by the Sustainability Accounting Standards Board (SASB), which have both converged under the ISSB. We recognize that companies may phase in reporting aligned with the ISSB standards over several years. We also recognize that some companies may report using different standards, which may be required by regulation, or one of a number of voluntary standards. In such cases, we ask that companies highlight the metrics that are industry- or company-specific.
We note that climate and other sustainability-related disclosures often require companies to collect and aggregate data from various internal and external sources. We recognize that the practical realities of data collection and reporting may not line up with financial reporting cycles and companies may require additional time after their fiscal year-end to accurately collect, analyze, and report this data to investors. That said, while we do not prescribe timelines regarding when companies make these disclosures, we encourage them to produce climate and other sustainability-related disclosures sufficiently in advance of their annual meeting, to the best of their abilities to provide investors with time to assess the data and make informed decisions.
Companies may also choose to adopt or refer to guidance on sustainable and responsible business conduct issued by supranational organizations such as the United Nations or the Organization for Economic Cooperation and Development. Further, industry initiatives on managing specific operational risks may provide useful guidance to companies on best practices and disclosures. While not a voting item, we find it helpful to our understanding of investment risk when companies disclose any relevant global climate and other sustainability-related standards adopted, the industry initiatives in which they participate, any peer group benchmarking undertaken, and any assurance processes to help investors understand their approach to sustainable and responsible business practices.

(9)
By material sustainability-related risks and opportunities, we mean the drivers of risk and financial value creation in a company’s business model that have an environmental or social dependency or impact. Examples of environmental issues include, but are not limited to, water use, land use, waste management, and climate risk. Examples of social issues include, but are not limited to, human capital management, impacts on the communities in which a company operates, customer loyalty, and relationships with regulators.
(10)
The objective of IFRS S1 General Requirements for Disclosure of Sustainability-related Financial Information is to require an entity to disclose information about its sustainability-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity. The objective of IFRS S2 Climate-related Disclosures is to require an entity to disclose information about its climate-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity.
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Climate and nature-related risk
In our view, the transition to a low-carbon economy is one of several mega forces reshaping markets.(11) Our research shows that the low-carbon transition is a structural shift in the global economy that will be shaped by changes in government policies, technology, and consumer and investor preferences, which may be material for many companies.(12) Yet the path to a low-carbon economy is uncertain and uneven, with different parts of the economy moving at different speeds. BIS recognizes that it can be challenging for companies to predict the impact of climate-related risk and opportunity on their businesses and operating environments. Many companies are assessing how to navigate the low-carbon transition while delivering long-term financial value to investors. At companies where these climate-related risks are material, we find it helpful when they publicly disclose, consistent with their business model and sector, how they intend to deliver long-term financial performance through the transition to a low-carbon economy, including where available, their transition plan.(13)
In our experience, disclosure consistent with the ISSB standards or the TCFD framework can help investors assess company-specific climate-related risks and opportunities, and inform investment decisions.(14) Such disclosures also provide investors with insights into how companies are managing the risks associated with climate change by managing their own carbon emissions or emissions intensities to the extent financially practicable. Recognizing the value of these disclosures, in some jurisdictions, like the U.K, large companies must disclose such climate-related financial information on a mandatory basis, while in other jurisdictions these disclosures are viewed as best practice in the market.
Consistent with the ISSB standards and the TCFD framework, we seek to understand, from company disclosures and engagement, the strategies companies have in place to manage material risks to, and opportunities for, their long-term business model associated with a range of climate-related scenarios. This includes a scenario in which global warming is limited to well below 2°C, considering ambitions to achieve a limit of 1.5°C, the temperature goal recently reaffirmed by G20 members as part of the 2024 Leader’s Declaration.(15)
These frameworks also contemplate disclosures on how companies are setting short-, medium- and long-term targets, ideally science-based where these are available for their sector, for scope 1 and 2 greenhouse gas emissions (GHG) reductions and to demonstrate how their targets are consistent with the long-term financial interests of their investors.
While we recognize that regulators in some markets are moving to mandate certain disclosures, at this stage, we view scope 3 emissions differently from scopes 1 and 2, given methodological complexity, regulatory uncertainty, concerns about double-counting, and lack of direct control by companies. We welcome disclosures and commitments companies choose to make regarding material scope 3 emissions and recognize these are provided on a good-faith basis as methodology develops. Our publicly available commentary provides more information on our approach to climate-related risks and opportunities.
In addition to climate-related risks and opportunities, the management of nature-related factors is increasingly a component of some companies’ ability to generate durable, long-term financial returns for shareholders, particularly where a company’s

(11)
BlackRock Investment Institute, “Mega forces: An investment opportunity”, 2023.
(12)
BlackRock Investment Institute, “Tracking the low-carbon transition”, July 2023.
(13)
We have observed that more companies are developing such plans, and public policymakers in a number of markets are signaling their intentions to require them or already have requirements in place, such as Australia, Brazil, and the European Union. We view transition plans as a method for a company to both internally assess and externally communicate its long-term strategy, ambition, objectives, and actions to create financial value through the global transition towards a low-carbon economy. Transition plans are building momentum internationally, with increased focus from policy makers and supervisors, including in the EU, UK, G7, G20, and from the financial industry. While many initiatives across jurisdictions outline a framework for transition plans, there is no consensus on the key elements these plans should contain. We view useful disclosure as one that communicates a company’s approach to managing financially material business relevant risks and opportunities – including climate-related risks – to deliver long-term financial performance, which allows investors to make more informed decisions. While transition plans can be helpful disclosure, BIS does not make the preparation and production of transition plans a voting issue. BIS may engage companies that have chosen to publish a transition plan to understand their planned actions and resource implications.
(14)
BlackRock, “Global perspectives on investing in the low-carbon transition”, June 2023. We recognize that companies may phase in reporting aligned with the ISSB standards over several years, depending on local requirements. We also recognize and respect that some companies may report using different local standards, which may be required by regulation, or one of a number of voluntary standards. In such cases, we ask that companies disclose their rationale for reporting in line with the specific disclosure framework chosen and highlight the metrics that are industry- or company-specific.
(15)
In November 2024, G20 members reaffirmed the Paris Agreement temperature goal as part of the Leader’s Declaration. G20 members include the world’s major economies (19 countries and two regional bodies, the European Union and African Union), representing 85% of global Gross Domestic Product, over 75% of international trade, and about two-thirds of the world population.
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strategy is heavily reliant on the availability of natural capital, or whose supply chains are exposed to locations with nature-related risks. We look for such companies to disclose how they manage any reliance and impact on, as well as use of, natural capital, including appropriate risk oversight and relevant metrics and targets, to understand how these factors are integrated into strategy. We will evaluate these disclosures to inform our view of how a company is managing material nature-related risks and opportunities. We rely on company disclosures when determining how to vote on shareholder proposals addressing natural capital issues. Our publicly available commentary provides more information on our approach to natural capital.(16)
Companies’ impact on their workforce, supply chains, and communities
In order to advance long-term shareholders’ interests, companies should consider the interests of the various parties on whom they depend for their success over time. It is for each company to determine their key stakeholders based on what is material to their business and long-term financial performance. For many companies, key stakeholders include employees, business partners (such as suppliers and distributors), clients and consumers, regulators, and the communities in which they operate.
As a long-term shareholder on behalf of our clients, we find it helpful when companies disclose how they have identified their key stakeholders and considered their interests in business decision-making. In addition to understanding broader stakeholder relationships, BIS finds it helpful when companies discuss how they consider the needs of their workforce today, and the skills required for their future business strategy. We are also interested to understand how the board monitors and engages on these matters, given it is well positioned to ensure that the approach taken by management is informed by and aligns with the company’s strategy.
Companies should articulate how they address material adverse impacts that could arise from their business practices and affect critical relationships with their stakeholders. We encourage companies to implement, to the extent appropriate, monitoring processes (often referred to as due diligence) to identify and mitigate potential adverse impacts and grievance mechanisms to remediate any actual adverse material impacts. In our view, maintaining trust within these relationships can contribute to a company’s long-term success.
Other corporate governance matters and shareholder protections
In our view, shareholders have a right to material and timely information on the financial performance and viability of the companies in which they invest. In addition, companies should publish information on the governance structures in place and the rights of shareholders to influence these structures. The reporting and disclosure provided by companies help shareholders assess the effectiveness of the board’s oversight of management and whether investors’ economic interests have been protected. As a general principle, we believe shareholders should have the right to vote on key corporate governance matters, including changes to governance mechanisms, to submit proposals to the shareholders’ meeting, and to call special meetings of shareholders.
Corporate form
In our view, it is the responsibility of the board to determine the corporate form that is most appropriate given the company's purpose and business model.(17) Companies proposing to change their corporate form to a public benefit corporation or similar entity should put it to a shareholder vote if not already required to do so under applicable law. We appreciate when supporting documentation from companies or shareholder proponents proposing to alter the corporate form clearly explains how the interests of shareholders and different stakeholders would be impacted as well as the accountability and voting mechanisms that would be available to shareholders. We generally support management proposals if our analysis indicates that shareholders’ economic interests are adequately protected. Relevant shareholder proposals are evaluated on a case-by-case basis.

(16)
Given the growing awareness of the materiality of these issues for certain businesses, enhanced reporting on a company's natural capital dependencies and impacts would aid investors’ understanding. In our view, the final recommendations of the Taskforce on Nature-related Financial Disclosures (TNFD) may prove useful to some companies. We recognize that some companies may report using different standards, which may be required by regulation, or one of a number of other private sector standards. TNFD-aligned reporting is not a voting issue.
(17)
Corporate form refers to the legal structure by which a business is organized.
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Shareholder proposals
In most markets in which BlackRock invests on behalf of clients, shareholders have the right to submit proposals to be voted on at a company’s annual or extraordinary meeting, as long as eligibility and procedural requirements are met. The matters that we see put forward by shareholders address a wide range of topics, including governance reforms, capital management, and improvements in the management or disclosure of sustainability-related risks.
BlackRock is subject to legal and regulatory requirements in the U.S. that place restrictions and limitations on how BlackRock can interact with the companies in which we invest on behalf of our clients, including our ability to submit shareholder proposals. We can vote, on behalf of clients who authorize us to do so, on proposals put forth by others.
When assessing shareholder proposals, we evaluate each proposal on its merit, considering the company’s individual circumstances and maintaining a singular focus on the proposal’s implications for long-term financial value creation. BIS’ evaluation considers whether a shareholder proposal addresses a material risk that, if left unmanaged, may impact a company’s long-term performance. We look for consistency between the specific request formally made in the proposal, the supporting documentation, and the proponents’ other communications on the issues. We also assess the company’s practices and disclosures and the costs and benefits to the company of meeting the request made in the proposal. We take into consideration a company’s governance practices and disclosures against those of their peers.
In our experience, it is helpful when companies disclose the names of the proponent or organization that has submitted or advised on the proposal.
We would not support proposals that we believe would result in over-reaching into the basic business decisions of the company, are unduly prescriptive or constraining on management. We take into consideration the legal effect of the proposal, as shareholder proposals may be advisory or legally binding depending on the jurisdiction, while others may make requests that would be deemed illegal in a given jurisdiction.
BIS is likely to support shareholder proposals that request disclosures that help us, as long-term investors on behalf of our clients, better understand the material risks and opportunities companies face and how they are managing them, especially where this information is additive given the company’s existing disclosures. We may also support shareholder proposals that are focused on a material business risk that we agree needs to be addressed and the intended outcome is consistent with long-term financial value creation.
We recognize that some shareholder proposals bundle topics and/or specific requests. Further, the proponent’s supporting statement may refer to topics that are not directly related to the request made in the proposal. In voting on behalf of clients, we do not submit or edit proposals or the supporting statements – we must vote yes or no on the proposal as phrased by the proponent. Therefore, when we vote in support of a proposal, we are not necessarily endorsing every element of the proposal or the reasoning, objectives, or supporting statement of the proponent. We may support a proposal for different reasons from those put forth by the proponent, when we believe that, overall, it can advance our clients' long-term financial interests. We typically explain to the company our rationale for supporting such proposals.
Alternatively, or in addition, we may vote against the election of one or more directors if, in our assessment, the board has not responded sufficiently or with an appropriate sense of urgency to a material risk. We may also support a proposal if management is on track, but we believe that voting in favor might accelerate efforts to address a material risk.
BlackRock’s oversight of its investment stewardship activities
Oversight
BlackRock maintains advisory committees (Stewardship Advisory Committees), generally consisting of senior BlackRock index investment professionals and/or senior employees with practical boardroom experience. The Stewardship Advisory Committees review and advise on amendments to BIS regional proxy voting guidelines (the Guidelines). The advisory committees do not determine voting decisions, which are the responsibility of BIS.
In addition to the Stewardship Advisory Committees, the Investment Stewardship Global Oversight Committee (Global Oversight Committee) is a risk-focused committee, comprised of the Global Head of Investment Stewardship (Global Head), and senior BlackRock executives with legal, risk and other experience relevant to team oversight. The Global Committee does not determine voting decisions, which are the responsibility of BIS.
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The Global Head has primary oversight of the activities of BIS, including voting in accordance with the Guidelines, which require the application of professional judgment and consideration of each company’s unique circumstances. The Global Committee reviews and approves amendments to these Principles. The Global Committee also reviews and approves amendments to the regional Guidelines.
In addition, the Global Committee receives and reviews periodic reports regarding the votes cast by BIS, as well as updates on material process issues, procedural changes, and other risk oversight considerations. The Global Committee reviews these reports in an oversight capacity as informed by the Guidelines.
BIS carries out engagement with companies, executes proxy votes, and conducts vote operations (including maintaining records of votes cast) in a manner consistent with the relevant Guidelines. BIS also conducts research on corporate governance issues and participates in industry discussions to contribute to and keep abreast of important developments in the corporate governance field. BIS may utilize third parties for certain of the foregoing activities and performs oversight of those third parties. BIS may discuss complicated or particularly controversial matters with senior specialists internally, on an advisory basis, prior to making a voting decision.
Voting guidelines and vote execution
BlackRock votes on proxy issues when our clients authorize us to do so. We carefully consider proxies submitted to funds and other fiduciary account(s) (Fund or Funds) for which we have voting authority. BlackRock votes (or refrains from voting) proxies for each Fund for which we have voting authority based on our evaluation of the alignment of the voting items with the long-term economic interests of our clients, in the exercise of our independent business judgment, and without regard to the relationship of the issuer of the proxy (or any shareholder proponent or dissident shareholder) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates, or BlackRock employees (see “Conflicts management policies and procedures,” below).
When exercising voting rights, BIS will normally vote on specific proxy issues in accordance with the Guidelines for the relevant market, as well as the Principles. The voting guidelines published for each region/country in which we vote are intended to summarize BlackRock’s general philosophy and approach to issues that may commonly arise in the proxy voting context in each market where we invest. The Guidelines are not intended to be exhaustive. BIS applies the Guidelines on a case-by-case basis, in the context of the individual circumstances of each company and the specific issue under review. As such, the Guidelines do not indicate how BIS will vote in every instance. Rather, they reflect our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots. The Guidelines are reviewed annually and updated as necessary to reflect changes in market practices, developments in corporate governance and feedback from companies and clients. In this way, BIS aims to maintain policies that explain our approach to governance practices most aligned with clients’ long-term financial interests. BIS analysts may exercise their professional judgment in determining how to vote if they conclude that the Guidelines do not cover the specific matter raised by a ballot item or that an exception to the Guidelines would be in the long-term economic interests of BlackRock’s clients.
In certain markets, proxy voting involves logistical issues which can affect BIS’ ability to vote such proxies, as well as the desirability of voting such proxies. These issues include, but are not limited to: i) untimely notice of shareholder meetings; ii) restrictions on a foreigner’s ability to exercise votes; iii) requirements to vote proxies in person; iv) “share-blocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); v) potential difficulties in translating the proxy; vi) regulatory constraints; and vii) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions. We are not supportive of impediments to the exercise of voting rights such as share-blocking or overly burdensome administrative requirements.
BlackRock votes proxies in these situations on a “best-efforts” basis. In addition, BIS may determine that it is generally in the interests of BlackRock’s clients not to vote proxies (or not to vote our full allocation) if the costs (including but not limited to opportunity costs associated with share-blocking constraints) associated with exercising a vote are expected to outweigh the benefit the client would derive by voting on the proposal.
Voting Choice
BlackRock offers Voting Choice a program that provides eligible clients with more opportunities to participate in the proxy voting process where legally and operationally viable.
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Voting Choice is currently available for eligible clients invested in certain institutional pooled funds in the U.S., UK, Ireland, and Canada that utilize certain equity index investment strategies, as well as eligible clients in certain institutional pooled funds in the U.S., UK, and Canada that use systematic active equity (SAE) strategies. In addition, institutional clients in separately managed accounts (SMAs) continue to be eligible for BlackRock Voting Choice regardless of their investment strategies.(18) BlackRock also launched a U.S. Program to offer proxy voting to eligible shareholder accounts in a U.S. Fund.(19)
As a result, the shares attributed to BlackRock in company share registers may be voted differently depending on whether our clients have authorized BIS to vote on their behalf, have authorized BIS to vote in accordance with a third-party policy, or have elected to vote shares in accordance with their own policy. Our clients have greater control over proxy voting because of Voting Choice. BlackRock does not disclose client information, including a client’s selection of proxy policy, without client consent.
Conflicts management policies and procedures
BIS maintains policies and procedures that seek to prevent undue influence on BlackRock’s proxy voting activity. Such influence might stem from any relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates, a Fund or a Fund’s affiliates, or BlackRock employees. The following are examples of sources of perceived or potential conflicts of interest:
•
BlackRock clients who may be issuers of securities or proponents of shareholder resolutions
•
BlackRock business partners or third parties who may be issuers of securities or proponents of shareholder resolutions
•
BlackRock employees who may sit on the boards of public companies held in Funds managed by BlackRock
•
Significant BlackRock, Inc. investors who may be issuers of securities held in Funds managed by BlackRock
•
Securities of BlackRock, Inc. or BlackRock investment funds held in Funds managed by BlackRock
•
BlackRock, Inc. board members who serve as senior executives or directors of public companies held in Funds managed by BlackRock
BlackRock has taken certain steps to mitigate perceived or potential conflicts including, but not limited to, the following:
•
Adopted the Guidelines which are designed to advance our clients’ long-term economic interests in the companies in which BlackRock invests on their behalf
•
Established a reporting structure that separates BIS from employees with sales, vendor management, or business partnership roles. In addition, BlackRock seeks to ensure that all engagements with corporate issuers, dissident shareholders or shareholder proponents are managed consistently and without regard to BlackRock’s relationship with such parties. Clients or business partners are not given special treatment or differentiated access to BIS. BIS prioritizes engagements based on factors including, but not limited to, our need for additional information to make a voting decision or our view on the likelihood that an engagement could lead to positive outcome(s) over time for the economic value of the company. Within the normal course of business, BIS may engage directly with BlackRock clients, business partners and/or third parties, and/or with employees with sales, vendor management, or business partnership roles, in discussions regarding our approach to stewardship, general corporate governance matters, client reporting needs, and/or to otherwise ensure that proxy-related client service levels are met
•
Determined to engage, in certain instances, an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid potential conflicts of interest, to satisfy regulatory compliance requirements, or as may be otherwise required by applicable law. In such circumstances, the independent third-party voting service provider provides BlackRock with recommendations, in accordance with the Guidelines, as to how to vote such proxies. BlackRock uses an independent third-party voting service provider to make proxy voting recommendations for shares of BlackRock, Inc. and companies affiliated with BlackRock, Inc. BlackRock may also use an independent third-party voting service provider to make proxy voting recommendations for:
•
public companies that include BlackRock employees on their boards of directors

(18)
With Voting Choice, SMAs have the ability to select from a set of voting policies from third-party proxy advisers the policy that best aligns with their views and preferences. BlackRock can then use its proxy voting infrastructure to cast votes based on the client’s selected voting policy.
(19)
Read more about BlackRock Voting Choice on our website.
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•
public companies of which a BlackRock, Inc. board member serves as a senior executive or a member of the board of directors
•
public companies that are the subject of certain transactions involving BlackRock Funds
•
public companies that are joint venture partners with BlackRock, and
•
public companies when legal or regulatory requirements compel BlackRock to use an independent third-party voting service provider
In selecting an independent third-party voting service provider, we assess several characteristics, including but not limited to: independence, an ability to analyze proxy issues and make recommendations in the economic interest of our clients in accordance with the Guidelines, reputation for reliability and integrity, and operational capacity to accurately deliver the assigned recommendations in a timely manner. We may engage more than one independent third-party voting service provider, in part to mitigate potential or perceived conflicts of interest at a single voting service provider. The Global Committee appoints and reviews the performance of the independent third-party voting service providers, generally on an annual basis.
Securities lending
When so authorized, BlackRock acts as a securities lending agent on behalf of Funds. Securities lending is a well-regulated practice that contributes to capital market efficiency. It also enables funds to generate additional returns while allowing fund providers to keep fund expenses lower.
With regard to the relationship between securities lending and proxy voting, BlackRock cannot vote shares on loan and may determine to recall them for voting, as guided by our fiduciary duty as an asset manager to our clients in helping them achieve their investment goals. While this has occurred in a limited number of cases, the decision to recall securities on loan as part of BlackRock’s securities lending program in order to vote is based on an evaluation of various factors that include, but are not limited to, assessing potential securities lending revenue alongside the potential long-term financial value to clients of voting those securities (based on the information available at the time of recall consideration).(20) BIS works with colleagues in the Securities Lending and Risk and Quantitative Analysis teams to evaluate the costs and benefits to clients of recalling shares on loan.
In almost all instances, BlackRock anticipates that the potential long-term financial value to the Fund of voting shares would be less than the potential revenue the loan may provide the Fund. However, in certain instances, BlackRock may determine, in our independent business judgment as a fiduciary, that the value of voting outweighs the securities lending revenue loss to clients and would therefore recall shares to be voted in those instances.
Periodically, BlackRock reviews our process for determining whether to recall securities on loan in order to vote and may modify it as necessary.
Reporting and vote transparency
We are committed to transparency in the stewardship work we do on behalf of clients. We inform clients about our engagement and voting policies and activities through direct communication and through disclosure on our website. Additionally, we make public our regional proxy voting guidelines for the benefit of clients and the companies in which we invest on their behalf. We also publish commentaries to share our perspective on market developments and emerging key themes.
At a more granular level, on a quarterly basis, we publish our vote record for each company that held a shareholder meeting during the period, showing how BIS voted on each proposal and providing our rationale for any votes against management proposals and on shareholder proposals. For shareholder meetings where a vote might be high profile or of significant

(20)
Recalling securities on loan can be impacted by the timing of record dates. In the U.S., for example, the record date of a shareholder meeting typically falls before the proxy statements are released. Accordingly, it is not practicable to evaluate a proxy statement, determine that a vote has a material impact on a fund and recall any shares on loan in advance of the record date for the annual meeting. As a result, managers must weigh independent business judgement as a fiduciary, the benefit to a fund’s shareholders of recalling loaned shares in advance of an estimated record date without knowing whether there will be a vote on matters which have a material impact on the fund (thereby forgoing potential securities lending revenue for the fund’s shareholders) or leaving shares on loan to potentially earn revenue for the fund (thereby forgoing the opportunity to vote).
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interest to clients, we may publish a vote bulletin after the meeting, disclosing and explaining our vote on key proposals. We also publish a quarterly list of all companies with which we engaged and the key topics addressed in the engagement meeting.
In this way, we help inform our clients about the work we do on their behalf in promoting the governance and business practices that support durable, long-term financial value creation by companies.
Want to know more?
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This document is provided for information and educational purposes only. Investing involves risk, including the loss of principal.
Prepared by BlackRock, Inc.
©2024 BlackRock, Inc. All rights reserved. BLACKROCK is a trademark of BlackRock, Inc., or its subsidiaries in the United States and elsewhere. All other trademarks are those of their respective owners.
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BlackRock Investment Stewardship
Climate and Decarbonization Stewardship Guidelines
Published July 2024
BlackRock climate and decarbonization stewardship guidelines
Introduction to BlackRock Investment Stewardship
BlackRock’s clients depend on us to help them meet their varied investment goals. We consider it one of our responsibilities to be an informed, engaged shareholder on their behalf, given the business decisions that companies make have a direct impact on our clients’ long-term investment outcomes and financial well-being. BlackRock Investment Stewardship (BIS) is a dedicated function within BlackRock, which serves as a link between BlackRock’s clients and the companies we invest in on their behalf. BIS takes a long-term approach in our stewardship efforts, reflecting the investment horizons of the majority of our clients. BIS does this through:
1.
Engaging with companies in a two-way dialogue to build our understanding of a company’s practices and inform our voting decisions.
2.
Voting at shareholder meetings on management and shareholder proposals on behalf of clients who have delegated voting authority to BlackRock.
3.
Contributing to industry dialogue on stewardship to share our perspectives on matters that may impact our clients’ investments.
4.
Reporting on our activities to inform clients about our stewardship efforts on their behalf through a range of publications and direct reporting.
Stewardship for clients with investment objectives relating to the low-carbon transition
BlackRock offers a wide range of investment products and funds to support our clients’ unique and varied investment objectives, and in February 2024, BlackRock announced it would be launching a new decarbonization stewardship option for those clients who explicitly direct BlackRock to invest their assets with decarbonization investment objectives. An increasing number of clients are seeking to minimize the financial risk, and maximize the financial opportunities, associated with the transition to a low-carbon economy, and thus are interested in sustainable and transition investing, with some including decarbonization as an investment objective in their mandates with BlackRock. In Europe for example, all of our largest, strategic relationship clients have net zero commitments for their organizations, and globally a growing number have made similar commitments, which those clients believe, will shape financial opportunities in the transition to a low-carbon economy. A survey of 200 institutional investors globally, representing nearly $9tn in assets under management, indicated that 98% of them have set some kind of transition investment objective for their portfolios.
These guidelines set out BIS’ approach to voting at companies’ shareholder meetings on behalf of funds with explicit decarbonization or climate-related investment objectives, and, when appropriate, engagement with corporate leadership to support our voting on clients’ behalf. In addition, clients in separately managed accounts may instruct BlackRock to apply these guidelines to their holdings. Both in the case of funds and separately managed accounts, these guidelines are only implemented upon explicit selection and approval by the applicable fund board or client.
These guidelines should be read in conjunction with BIS’ benchmark policies and are focused on matters related to climate risks and the transition to a low-carbon economy at companies that are held by funds and clients who have selected these guidelines. These guidelines differ from the benchmark policies in that they consider, in addition to financial considerations and consistent with the investment objective of each fund or account that has selected these guidelines, the alignment of companies’ business model and strategies with the financial opportunities presented by the transition to a low-carbon economy and the more ambitious goal of the Paris Agreement, namely to limit average temperature rise to 1.5°C above pre-industrial levels.
These guidelines will apply to companies which produce goods and services that contribute to real world decarbonization or have a carbon intensive business model and face outsized impacts from the low-carbon transition, based on reported and estimated scopes 1, 2, and 3 greenhouse gas emissions. We estimate these companies represent the vast majority of the
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value chain emissions of the companies held by funds and clients that have selected these guidelines. For all other companies held by these funds and clients, BIS’ benchmark voting guidelines apply.
On other matters not related to climate risks and the transition to a low-carbon economy, BIS will apply our benchmark policies.
For clients who have not directed BlackRock to prioritize climate risks and decarbonization as an investment objective, BIS will continue to undertake our stewardship responsibilities in line with our benchmark policies, with a sole focus on advancing those clients’ long-term economic interests. This will include consideration of climate-related risks and opportunities in a company’s business model, where material to the company’s ability to deliver long-term financial returns.
Please see appendix 2, which sets out the key differences between the BIS benchmark and decarbonization policies on items related to climate risk and the transition to a low-carbon economy.
Understanding the investment implications of the transition to a low-carbon economy
Research from the BlackRock Investment Institute (BII) highlights that changing government policy, technology, and consumer and investor preferences are driving the transition to a low-carbon economy, but these forces are moving at uneven speeds across sectors and regions. For example—some technologies like renewable power are already being deployed at scale in some regions, while in other sectors and regions less cost-effective low-carbon alternatives exist. We have heard from certain clients that they see the low-carbon transition as a series of shifts over decades that will reshape production and consumption, spur significant capital investment and create risks, opportunities and a wider range of financial and competitive outcomes for companies.
For clients interested in investing in the transition to a low-carbon economy and understanding its corresponding risks and opportunities, we have developed the BlackRock Investment Institute Transition Scenario (BIITS), powered by Aladdin® technology. BIITS is a research-based, analytical forecast of how the low-carbon transition is most likely to play out based on what we know and expect today. It can help inform a top-down assessment of a company’s business risk arising from the transition. BII based its key assumptions on rigorous research, and the input of BlackRock’s portfolio managers and other experts.
For client assets with explicit investment objectives related to the transition to a low-carbon economy, BIS will draw on the insights generated by BIITS and Aladdin® Climate, as well as our own analysis and engagement, in applying these guidelines. In doing so, we will take into consideration the fact that the necessary data to assess individual companies currently has limitations, but is improving as a result of disclosure requirements in an increasing number of jurisdictions.
Decarbonization stewardship guidelines design principles
The framework of these guidelines is designed to:
•
Prioritize sectors and companies that are critical to the transition to a low-carbon economy: This includes companies which produce goods and services that contribute to real world decarbonization or have a carbon intensive business model and face outsized impacts from the low-carbon transition.
•
Apply a sectoral approach to our analysis that acknowledges the unevenness of the low-carbon transition across sectors and markets: We take into consideration the varying speeds at which sectors and markets can decarbonize based on technological feasibility, consumer demand, government policy, regulatory frameworks and other factors. Further, we recognize that these factors are uncertain and dynamic, which will require that we evolve our approach as necessary.
•
Take a long-term, pragmatic approach that favors a transition that minimizes disruption to companies and their key stakeholders: Our approach recognizes the challenges that many companies face in adapting their business models. It is premised on the views of interested clients that a transition where companies adapt and continue to deliver financial returns throughout, is a better long-term investment outcome for them, and less disruptive to a company’s other key stakeholders, than a transition that is uneven. Further, we consider the differences between the actions and outcomes over which company management has influence, and those it does not.
•
Focus on useful, contextualized disclosures that help inform investors views, while recognizing data limitations: The policy will seek disclosures that outline key milestones and dependencies underpinning the company’s low-carbon transition strategy; explain the trade-offs required to adapt the business model; and include relevant data and narrative.
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•
Be consistent with our position as a minority investor on behalf of our clients: The boards and executive leadership of companies determine a company’s strategy and its implementation. We make decisions on how to engage companies and vote proxies independently, based on our professional judgment of the priorities and outcomes most aligned with clients’ investment objectives.
Voting guidelines
Consistent with the investment objective of each fund or client that has selected these guidelines, BIS will look to companies to demonstrate the following:
Corporate Disclosures
In the context of these guidelines, we look for companies to provide sufficient corporate disclosure to allow us to determine the extent to which decarbonization and the low-carbon transition are strategic priorities. As a general point, we would expect companies that have disclosed their aim to participate in the transition to a low-carbon economy to make disclosures that help explain the strategy and governance systems they have determined most appropriate, which may include:
(1)
a low-carbon transition strategy to demonstrate their alignment with the ambition to limit global average temperature rise to 1.5°C above pre-industrial levels. This would normally mean that they have a long-term strategy to achieve net-zero greenhouse gas (GHG) emissions by 2050, with appropriate near- and medium-term milestones to assess their progress.
(2)
low-carbon transition-related reporting consistent with the standards developed by the International Sustainability Standards Board (ISSB). IFRS S1 addresses the general requirements of sustainability reporting and IFRS S2 sets out the disclosures that would provide investors with decision-useful information about a company’s most significant climate- and low-carbon transition-related risks and opportunities. As audit and assurance standards are developed, it would be helpful to investors’ confidence in such disclosures for companies to seek independent, third-party assurance.
(3)
scope 1 and scope 2, and material scope 3 GHG emissions. In addition, we look to companies to disclose their reduction targets for scope 1 and 2 emissions, science-based where possible. We welcome disclosure of targets or indicative goals, where companies have set them, for scope 3 emissions reductions, recognizing that these would be provided on a ‘best efforts’ basis given the methodological challenges these currently present for reporters. Scope 3 information, including how a company is working with its value chain to accelerate reductions in GHG intensity, provides useful insight to investors focused on investing in the low-carbon transition and understanding the impact of their investments on their decarbonization goals. However, we recognize that companies have varying ability to influence the emissions across the different parts of their value chain and it is helpful when disclosures explain the implications for the achievement of their decarbonization targets.
Transition plans
Some companies have published a transition plan that explains how the company intends to implement its low-carbon transition strategy by, as defined by the ISSB, “lay[ing] out the entity’s targets, actions or resources for its transition towards a lower-carbon economy, including actions such as reducing its greenhouse gas emissions” (see appendix 1).
We note the work being undertaken in a number of jurisdictions on establishing a common approach in a market to corporate transition plans. Given this work continues, for the near-term, BIS will not make preparation and production of transition plans a voting issue. BIS may engage companies that have chosen to publish a transition plan to understand their planned actions and resource implications in accordance with anticipated requirements.
Boards and directors
An effective and well-functioning board that has appropriate governance structures to facilitate oversight of a company's management and strategic initiatives is critical to the company’s ability to deliver on its low-carbon transition strategy.
In assessing the role and effectiveness of the board in this regard, we seek to understand whether:
•
The board has clear oversight responsibilities for climate and low-carbon transition-related risks and opportunities in the company’s business model. We consider the whole board to have responsibility for oversight of the company’s long-term strategy, including those aspects related to the transition to a low-carbon economy.
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•
Management has established a robust low-carbon transition framework and long-term strategy, with clear accountability for delivery by senior executives.
•
The capital management strategy explains how the company allocates investments to (traditional and next generation) business lines and innovation, and returns cash to shareholders, consistent with the low-carbon transition strategy.
•
The climate and low-carbon transition risks most likely to significantly impact the business are integrated into the company’s enterprise risk management processes and reporting.
•
The company has set scope 1 & 2 GHG emissions reduction targets, science-based and independently verified where possible, against a baseline, that are consistent with the ambition to limit average temperature rise to no more than 1.5°C above pre-industrial levels.
•
There is a clear link between the company’s scope 1 & 2 GHG emissions reduction targets over time and its long-term low-carbon transition strategy.
•
The company is monitoring its material scope 3 emissions and disclosing these where it is confident in the data. Given forthcoming regulatory requirements in certain jurisdictions, some companies are voluntarily disclosing scope 3 emissions reductions targets and plans, setting out how they are working on decarbonization with the different constituents in their value chain.
•
The board oversees, and management has a formalized approach to, the company’s lobbying activities, including trade association memberships. Policy engagement should be consistent with a company’s stated strategic policy objectives, including those related to the low-carbon transition.
Voting against directors over concerns about climate risk
In implementing these guidelines, BIS will generally support non-executive directors standing for election where, in BIS’ assessment based on company disclosures and engagement, a company is executing on its commitment to align with the transition to a low-carbon economy, as defined above. Where BIS determines this is not the case, we may vote against the election of one or more directors who have responsibility for the issue. The directors most likely to be in focus are the chair of the board sub-committee with low-carbon transition, climate or sustainability risk oversight responsibilities, other members of the relevant committee, the lead independent director or the non-executive chair of the board. In certain markets, we may withhold support for the discharge of the supervisory board or equivalent.
Where we have not supported director elections over climate concerns in a prior year, and the company has not subsequently made progress towards aligning with the transition to a low-carbon economy, we may escalate by voting against the re-election of additional responsible directors to signal our heightened concerns.
Management proposals to approve a climate strategy or progress report
In certain markets, company management may submit proposals asking shareholders to approve their climate action plans or progress reports, sometimes known as “Say on Climate.” BIS will generally support management’s climate strategy proposal if, in our assessment based on these guidelines, the strategy is aligned with the low-carbon transition. Similarly, we will generally support management’s proposal on a progress report if the company has clearly explained its progress against, and any deviations from or changes to, its stated transition plan and targets.
Shareholder proposals on climate and low-carbon transition matters
Shareholder proposals on a company’s approach to the low-carbon transition or climate risk will be considered on their merit. Our assessment will take into consideration the implications for, and the relevance to, the company’s stated low-carbon transition strategy and targets. We may support shareholder proposals that, for example, ask a company to:
•
Publish a business plan, and related disclosures, consistent with the ambition to limit average temperature rise to no more than 1.5°C above pre-industrial levels
•
Align their scope 1 and 2 GHG emissions reduction targets to, and/or discuss how their targets align with, a long-term goal of the company achieving net zero GHG emissions by 2050
•
Disclose the categories of scope 3 GHG emissions most material to a company’s business model
•
Improve disclosures on how a company’s climate-related lobbying (including trade association memberships and other indirect lobbying) is aligned with its strategic policy positions.
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We would not support shareholder proposals that seek to constrain board or management decision-making or direct specific business or strategic decisions. This includes proposals that seek to change a company’s articles of association or charter to require commitments or actions related to climate risk or the low-carbon transition.
Related matters
There are other business items not covered above that may be put to a shareholder vote that could address matters relevant to the transition to a low-carbon economy. Under these guidelines, BIS is most likely to engage, where appropriate, if we seek to enhance our understanding of a company’s approach. Generally, our voting on these matters would be covered by BIS’ benchmark guidelines.
Executive compensation
We look to company boards to put in place a compensation structure that incentivizes and rewards executives appropriately. Some companies, in light of their long-term strategy, may decide to include relevant GHG emissions reduction targets or low-carbon transition-related metrics in their incentive plans. In such cases, BIS would engage to understand the alignment between those metrics and the company’s stated climate strategy.
Auditors and audit-related issues
For companies with material climate or transition risks or opportunities in their business models, BIS is interested to understand whether the company considers and, if relevant, quantifies, and accounts for material climate-related risks in its financial statements, including if the company explains such risks within the context of its audit report. We note that work is being undertaken to develop audit and assurance standards in relation to climate and transition reporting, which may impact the future reporting requirements of companies. We note that assurance of corporate disclosures related to climate risk and the transition to a low-carbon economy is still nascent.
Mergers, acquisitions, asset sales, and other special situations
Special situations will be considered on their financial merits, but BIS may engage on climate-related factors under these guidelines where a transaction may significantly alter a company’s climate strategy or a shareholder activist has proposed governance, strategic or operational changes that may impact its climate strategy. BIS does not promote changes in corporate control, nor does it invoke formal governance mechanisms that rise to the level of shareholder activism.
Other business relevant sustainability-related risks and opportunities
Climate risk and the transition to a low-carbon economy are interconnected with a number of other sustainability-related risks and opportunities that may be relevant to a company’s business model and long-term performance. These include a company’s impacts or dependencies on natural capital and key stakeholders. In the context of these guidelines, we may engage companies to better understand how they are managing the impact on people (e.g., employees, suppliers, customers and communities) of any strategic or operational changes they are making in relation to their transition to a low-carbon economy. Similarly, we may engage companies that face risks and opportunities related to land use and deforestation, access to fresh water, or the ability to secure scarce resources critical to the transition to a low-carbon economy.
Appendix 1
Terminology
We understand the key concepts referred to within these guidelines as follows:
Climate risk: Includes physical risk, the increased risk to companies’ assets and activities caused by the direct impact of changing weather patterns and natural catastrophes, and transition risk, the impact of the transition to a low-carbon economy on a company’s long-term profitability.
Transition to a low-carbon economy (“low-carbon transition”): The global economic shift toward lower emissions across many sectors and business models. The economic transformation is being driven by changes in government policy, technology, and consumer and investor preferences, as well as the physical effects of climate change (e.g., extreme weather), and can potentially have a material impact on clients’ investments and portfolios.
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Decarbonization: the process of reducing or eliminating emissions of carbon dioxide (CO2) from human activity and removing carbon currently in the atmosphere. This can be carried out by countries, companies and even individual consumers. Sometimes the concept is understood to include the reduction and elimination of other GHG, e.g., methane.
Climate-related risks and opportunities: The investment opportunities and risks associated with the transition to a low-carbon economy, including transition risks and opportunities and physical risks and opportunities in adapting to physical climate change.
Climate-related transition plan: “An aspect of an entity’s overall strategy that lays out the entity’s targets, actions or resources for its transition towards a lower-carbon economy, including actions such as reducing its greenhouse gas emissions.”
Science-based GHG emissions reduction targets: Targets that “…are in line with what the latest climate science deems necessary to meet the goals of the Paris Agreement – limiting global warming to 1.5°C above pre-industrial levels. Science-based targets give companies a clearly defined path to reduce greenhouse gas emissions in line with limiting global warming to 1.5°C. They define how much and how quickly a business must reduce its emissions to be in line with the Paris Agreement goals.”
Appendix 2
Comparison of key differences between how the BIS benchmark considers climate-related risks, where appropriate, and the decarbonization guidelines
	BIS Benchmark Policy	Decarbonization Policy
Key concepts
Focuses on financial performance and
engages companies on climate and
transition topics when material to their
business Prioritizes the disclosure of how a
company is managing material climate and
transition-related risks and opportunities

Considers both financial performance and
decarbonization objectives consistent with
funds' and clients' investment objectives
Assesses the alignment of a company's
business model with the ambition to limit
global average temperature rise to 1.5°C
above pre-industrial levels

Prioritized companies for climate-related engagement	Largest Scope 1 and 2 GHG emitters	Largest total value chain GHG emitters (Scope 1, 2, & 3)
Emissions reporting	Seeks reporting of Scope 1 & 2	Seeks reporting of Scope 1, 2 and material 3
Emissions targets & decarbonization efforts	Seeks the disclosure of Scope 1 & 2 targets	Seeks Scope 1 & 2 targets and assesses decarbonization efforts
Temperature & scenario alignment / pathways	Seeks disclosure from companies that identifies and discusses the most plausible decarbonization pathway	Assesses temperature and scenario alignment/pathways to 1.5°C degrees
Science-based targets commitments & verifications	Engagement topic but not vote escalation criteria	Seeks science-based targets and verifications where possible; may take voting action where absent
Company’s role in the transition	Engagement topic but not vote escalation criteria	Assesses activities benefitting from and/or contributing to the transition to a low- carbon economy
Shareholder proposals	Case-by-case approach with focus on implications for long-term financial value creation No support for shareholder proposals that seek to direct management strategy	Case-by-case approach with further consideration given to decarbonization objectives in addition to financial performance No support for shareholder proposals that seek to direct management strategy
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Want to know more?
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This document is provided for information and educational purposes only. Investing involves risk, including the loss of principal.
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Appendix B – Description of Fixed-Income Ratings
A rating is generally assigned to a fixed-income security at the time of issuance by a credit rating agency designated as a NRSRO by the SEC. While NRSROs may from time to time revise such ratings, they undertake no obligation to do so, and the ratings given to securities at issuance do not necessarily represent ratings which would be given to these securities on a particular subsequent date.
NRSROs may rate specific investments (e.g., bonds), issuers (e.g., corporations, governments and financial institutions) and/or programs (e.g., commercial paper programs). However, certain types of investments may not be rated by NRSROs, such as certain government/sovereign obligations, US agency securities, commercial paper, time deposits at financial institutions, and derivative instruments such as credit default swaps. For these types of investments, as well as US Treasury securities (some of which are not rated), where a NRSRO has not rated the specific investment but has rated the investment’s issuer, program, financial institution or underlying reference asset, BFA may consider the investment to have the same NRSRO rating as its issuer, program, financial institution or underlying reference asset, as applicable. In the case of municipal securities, where one NRSRO provides multiple ratings for the same security (e.g., “underlying,” “insured” and/or “enhanced” ratings), BFA may consider the security to have the highest of the multiple ratings.
New issue securities (regardless of type) may not be rated by a NRSRO at the time of their initial offering. Preliminary prospectuses or term sheets for new issue securities may include an expected rating for the security (as determined by the underwriter and/or issuer) or a NRSRO rating for the issuer of the security. If applicable, when deciding whether to purchase a new issue security that has not yet been rated by a NRSRO, BFA may attribute an expected rating to the security based on: (i) the expected rating of the security set forth in the preliminary prospectus or term sheet for the security; (ii) the NRSRO’s rating for the issuer of the security set forth in the preliminary prospectus or term sheet for the security; or (iii) with respect to asset-backed securities, the rating of a prior issuance having a similar structure or the same sponsor.
Where the investment objective of a Fund is to track the performance of an index that includes credit ratings eligibility criteria as part of its index methodology, a Fund may purchase any security within the index, such security having been determined by the index provider as meeting its credit ratings eligibility criteria. The credit ratings practices of an index provider may differ from BlackRock’s practices, as described above. Further, a Fund may invest, directly or indirectly, in securities that are not rated by a rating agency or securities with a credit rating that differs from the credit rating specified in its index methodology in various circumstances, including where a security is downgraded but not yet removed from an index, following the removal of a security from an index prior to its sale by the Fund or as a result of a corporate action or restructuring affecting an issuer of a security held by a Fund.
Fixed-income securities which are unrated may expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. Evaluation of these securities is dependent on the investment adviser’s judgment, analysis and experience in the evaluation of such securities.
Investors should note that the assignment of a rating to a security by an NRSRO may not reflect the effect of recent developments on the issuer’s ability to make interest and principal payments or on the likelihood of default.
Securities deemed to be high yield are rated below Baa3 by Moody’s and below BBB- by S&P Global Ratings and Fitch.
The descriptions below relate to general long-term and short-term obligations of an issuer.
Moody’s Ratings
Long-Term Obligations
Aaa: Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A: Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.
Baa: Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B: Obligations rated B are considered speculative and are subject to high credit risk.
Caa: Obligations rated Caa are judged to be speculative, of poor standing and are subject to very high credit risk.
Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C: Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody's appends numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
Absence of Rating: Where no rating has been assigned or where a rating has been withdrawn, it may be for reasons unrelated to the creditworthiness of the issue.
Should no rating be assigned, the reason may be one of the following:
1. An application was not received or accepted.
2. The issue or issuer belongs to a group of securities or entities that are not rated as a matter of policy.
3. There is a lack of essential data pertaining to the issue or issuer.
4. The issue was privately placed, in which case the rating is not published in Moody’s publications.
Withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.
Short-Term Obligations
Moody’s short-term debt ratings are opinions of the ability of issuers to honor short-term financial obligations, generally with an original maturity not exceeding thirteen months.
Moody's employs the following designations to indicate the relative repayment ability of rated issuers:
P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
US Municipal Short-Term Debt Obligations
There are three rating categories for short-term municipal obligations that are considered investment-grade and are designated as Municipal Investment Grade (MIG). In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.
MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
S&P Global Ratings
Long-Term Obligations
AAA: An obligation rated AAA has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA: An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment is very strong.
A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
BB; B; CCC; CC; and C: Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC: An obligation rated CC is currently highly vulnerable to nonpayment. The CC rating is used when a default has not yet occurred, but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.
C: An obligation rated C is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.
D: An obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to D if it is subject to a distressed exchange offer.
NR: NR indicates no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P Global Ratings does not rate a particular obligation as a matter of policy.
Note: The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
Short-Term Obligations

A-1: A short-term obligation rated A-1 is rated in the highest category by S&P Global Ratings. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.
A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.
A-3: A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
B: A short-term obligation rated B is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.
C: A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
D: A short-term obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to D if it is subject to a distressed exchange offer.
Municipal Short-Term Obligations
An S&P U.S. municipal note rating reflects S&P Global Ratings opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating.
SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3: Speculative capacity to pay principal and interest.
Fitch Ratings
Long-Term Obligations
AAA: Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA: Very high credit quality. AA ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A: High credit quality. A ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB: Good credit quality. BBB ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative. BB ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.
B: Highly speculative. B ratings indicate that material credit risk is present.
CCC: Substantial credit risk. CCC ratings indicate that substantial credit risk is present.
CC: Very high levels of credit risk. CC ratings indicate very high levels of credit risk.
C: Exceptionally high levels of credit risk. C indicates exceptionally high levels of credit risk.
Defaulted obligations typically are not assigned RD or D ratings, but are instead rated in the B to C rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.
Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA obligation rating category, or to corporate finance obligation ratings in the categories below CCC.
The subscript 'emr' is appended to a rating to denote embedded market risk which is beyond the scope of the rating. The designation is intended to make clear that the rating solely addresses the counterparty risk of the issuing bank. It is not meant to indicate any limitation in the analysis of the counterparty risk, which in all other respects follows published Fitch criteria for analyzing the issuing financial institution. Fitch does not rate these instruments where the principal is to any degree subject to market risk.
Short-Term Obligations (Corporate and Public Finance)
A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.
F1: Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2: Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.
F3: Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.
B: Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
C: High short-term default risk. Default is a real possibility.
RD: Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.
D: Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.
Dominion Bond Rating Service Limited
Long-Term Obligations
AAA: Highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.
AA: Superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from AAA only to a small degree. Unlikely to be significantly vulnerable to future events.

A: Good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than AA. May be vulnerable to future events, but qualifying negative factors are considered manageable.
BBB: Adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.
BB: Speculative, non investment-grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.
B: Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.
CCC / CC / C: Very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although CC and C ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the CCC to B range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the C category.
D: When the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to D may occur.
Note: All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”. The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category.
Commercial Paper and Short-Term Debt
R-1 (high): Highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.
R-1 (middle): Superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from R-1 (high) by a relatively modest degree. Unlikely to be significantly vulnerable to future events.
R-1 (low): Good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.
R-2 (high): Upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.
R-2 (middle): Adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.
R-2 (low): Lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer's ability to meet such obligations.
R-3: Lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.
R-4: Speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.
R-5: Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.
D: When the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to D may occur.
IS-SAI-LIFEPATH-1125

iShares® Trust
Statement of Additional Information
Dated November 28, 2025
This combined Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the current prospectuses (each, a “Prospectus” and collectively, the “Prospectus”) for the following series of iShares Trust (the “Trust”):

Fund	Ticker	Listing Exchange
iShares Large Cap Accelerated Outcome ETF	TWOX	Cboe BZX
iShares Large Cap Max Buffer Mar ETF	MMAX	Cboe BZX
iShares Large Cap Max Buffer Jun ETF	MAXJ	Cboe BZX
iShares Large Cap Max Buffer Sep ETF	SMAX	Cboe BZX
iShares Large Cap Max Buffer Dec ETF	DMAX	Cboe BZX
The Prospectus for the above-listed funds (each, a “Fund” and together, the “Funds”) is dated November 28, 2025, as amended and supplemented from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. The Financial Statements and Notes contained in the applicable Annual Report and Semi-Annual Report of the Trust for the Funds are incorporated by reference into and are deemed to be part of this SAI. A copy of each Fund's Prospectus, Annual Report and Semi-Annual Report, as applicable, may be obtained without charge by writing to the Trust's distributor, BlackRock Investments, LLC (the “Distributor” or “BRIL”), 1 University Square Drive, Princeton, NJ 08540, calling 1-800-iShares (1-800-474-2737) or visiting www.iShares.com. Each Fund's Prospectus is incorporated by reference into this SAI.
References to the Investment Company Act of 1940, as amended (the “Investment Company Act” or the “1940 Act”), or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the Securities and Exchange Commission (the “SEC”), SEC staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no action or other relief or permission from the SEC, SEC staff or other authority.
iShares® and BlackRock® are registered trademarks of BFA and its affiliates.

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General Description of the Trust and its Funds
The Trust currently consists of more than 355 investment series or portfolios. The Trust was organized as a Delaware statutory trust on December 16, 1999 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company registered with the SEC under the 1940 Act. The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “1933 Act”). This SAI relates to the following Funds:
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iShares Large Cap Accelerated Outcome ETF1
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iShares Large Cap Max Buffer Mar ETF
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iShares Large Cap Max Buffer Jun ETF
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iShares Large Cap Max Buffer Sep ETF
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iShares Large Cap Max Buffer Dec ETF

1
On April 17, 2025, the name of the Fund changed from the iShares Large Cap Accelerated ETF to the iShares Large Cap Accelerated Outcome ETF.
The iShares Large Cap Accelerated Outcome ETF seeks to provide approximately twice the positive share price return of the iShares Core S&P 500 ETF (the “Underlying Fund” or “Underlying Fund”), up to an approximate upside limit, while seeking to approximately track the negative share price return of the Underlying Fund, over each full calendar quarter.
The iShares Large Cap Max Buffer Mar ETF seeks to track the share price return of the Underlying Fund up to an approximate upside limit, while seeking to maximize the downside protection against price declines of the Underlying Fund over an approximate 12-month period beginning at the end of each March.
The iShares Large Cap Max Buffer Jun ETF seeks to track the share price return of the Underlying Fund up to an approximate upside limit, while seeking to maximize the downside protection against price declines of the Underlying Fund over an approximate 12-month period beginning at the end of each June.
The iShares Large Cap Max Buffer Sep ETF seeks to track the share price return of the Underlying Fund up to an approximate upside limit, while seeking to maximize the downside protection against price declines of the Underlying Fund over an approximate 12-month period beginning at the end of each September.
The iShares Large Cap Max Buffer Dec ETF seeks to track the share price return of the Underlying Fund up to an approximate upside limit, while seeking to maximize the downside protection against price declines of the Underlying Fund over an approximate 12-month period beginning at the end of each December.
BlackRock Fund Advisors (“BFA”) serves as investment adviser to the Funds, and BFA or its affiliates serves as investment adviser to the Underlying Fund.
Each Fund offers and issues shares at its net asset value per share (“NAV”) only in aggregations of a specified number of shares (each, a “Creation Unit”), generally in exchange for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) (the “Deposit Securities” or “Creation Basket”), together with the deposit of a specified cash payment (the “Cash Component”). Shares of each Fund are listed for trading on the Cboe BZX Exchange, Inc. (“Cboe BZX”), a national securities exchange. Shares of each Fund are traded in the secondary market and elsewhere at market prices that may be at, above or below the Fund’s NAV. Shares are redeemable only in Creation Units, and, generally, in exchange for portfolio securities and a Cash Amount (as defined in the Redemption of Creation Units section of this SAI). Creation Units typically are a specified number of shares, generally 40,000 or multiples thereof.
The Trust reserves the right to permit or require that creations and redemptions of shares are effected fully or partially in cash and reserves the right to permit or require the substitution of Deposit Securities in lieu of cash. Shares may be issued in advance of receipt of Deposit Securities, subject to various conditions, including a requirement that the Authorized Participant maintain with the Trust collateral as set forth in the handbook for Authorized Participants. The Trust may use such collateral at any time to purchase Deposit Securities. See the Creation and Redemption of Creation Units section of this SAI. Transaction fees and other costs associated with creations or redemptions that include a cash portion may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with
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respect to creations and redemptions of shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.
Exchange Listing and Trading
A discussion of exchange listing and trading matters associated with an investment in each Fund is contained in the Shareholder Information section of each Fund's Prospectus. The discussion below supplements, and should be read in conjunction with, that section of the Prospectus.
Shares of each Fund are listed for trading, and trade throughout the day, on the Listing Exchange and in other secondary markets. Shares of the Funds may also be listed on certain non-U.S. exchanges. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of shares of any Fund will continue to be met. The Listing Exchange may, but is not required to, remove the shares of a Fund from listing if, among other things: (i) following the initial 12-month period beginning upon the commencement of trading of Fund shares, there are fewer than 50 record and/or beneficial owners of shares of a Fund; (ii) a Fund is no longer eligible to operate in reliance on Rule 6c-11 under the Investment Company Act; (iii) any of the other listing requirements are not continuously maintained; or (iv) any event shall occur or condition shall exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. The Listing Exchange will also remove shares of a Fund from listing and trading upon termination of the Fund.
As in the case of other publicly-traded securities, when you buy or sell shares of a Fund through a broker, you may incur a brokerage commission determined by that broker, as well as other charges.
The Trust reserves the right to adjust the share price of the Funds in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Funds or an investor's equity interest in the Funds.
Investment Strategies and Risks of the Funds
Additional Information Regarding FLEX Options.  Certain investment strategies include investing in Flexible Exchange Options or “FLEX Options.” FLEX Options are customized option contracts that are listed on U.S. national securities exchanges and are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options provide investors with the ability to customize assets referenced by the options, exercise prices, exercise styles (i.e., American-style, exercisable any time prior to the expiration date, or European-style, exercisable only on the option expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions.
The OCC guarantees the performance by each of the counterparties to FLEX Options, reducing counterparty risk for clearing members and options traders. However, FLEX Options are still subject to counterparty risk with respect to the OCC. A Fund that holds FLEX Options bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts due to bankruptcy or other adverse events.
Adjustments may be made to the FLEX Options for certain corporate action events specified in the OCC’s by-laws and rules. These events include certain stock dividends or distributions, stock splits, reverse stock splits, rights offerings, distributions, reorganizations, recapitalizations, or reclassifications with respect to an underlying security, or a merger, consolidation, dissolution or liquidation of the issuer of the underlying security. The OCC’s Securities Committee determines the nature and extent of any such adjustment in light of the circumstances known to it at the time such determination is made, based on its judgment as to what is appropriate for the protection of investors and the public interest. The Securities Committee takes into account such factors as fairness to holders and writers (or purchasers and sellers) of the affected options, the maintenance of a fair and orderly market in the affected options, consistency of interpretation and practice, efficiency of exercise settlement procedures, and the coordination with other clearing agencies of the clearance and settlement of transactions in the underlying interest.
Generally, the value of an option will reflect, among other things, the time remaining until expiration, the relationship of the exercise price to the market price of the asset on which the option is written (or the reference asset), and general market conditions. Options that expire unexercised have no value.
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Each U.S. options exchange has established limits on the number of call or put options on the same asset that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). The options positions held by all investment companies advised by BFA are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions. These position limits may restrict the number of listed options that a Fund may buy or sell.
Although a Fund will generally utilize FLEX Options that are physically settled, a Fund may also utilize FLEX Options that are cash-settled. Cash-settled options give the holder the right to receive an amount (or owe an amount) of cash upon the exercise of the option. The gain or loss depends on changes in the value of the reference asset relative to the option’s strike price. The amount of cash is equal to the difference between the closing price of the reference asset and the exercise price of the option contract times a specified multiple (“multiplier”), which determines the total value for each point of such difference.
If a Fund has purchased an option and exercises it before the closing value for that day is available, it runs the risk that the value of the reference asset may subsequently change. If such a change causes the exercised option to fall out of the money, the Fund will be required to pay the difference between the closing reference asset value and the exercise price of the option (times the applicable multiplier) to the assigned writer.
Borrowing.  Each Fund may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.
The purchase of securities while borrowings are outstanding may have the effect of leveraging a Fund. The incurrence of leverage increases a Fund’s exposure to risk, and borrowed funds are subject to interest costs that will reduce net income. Purchasing securities while borrowings are outstanding creates special risks, such as the potential for greater volatility in the NAV of Fund shares and in the yield on a Fund’s portfolio. In addition, the interest expenses from borrowings may exceed the income generated by a Fund’s portfolio and, therefore, the amount available (if any) for distribution to shareholders as dividends may be reduced. BFA may determine to maintain outstanding borrowings if it expects that the benefits to a Fund’s shareholders will outweigh the current reduced return.
Certain types of borrowings by a Fund must be made from a bank or may result in a Fund being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is not anticipated that observance of such covenants would impede BFA’s management of a Fund’s portfolio in accordance with a Fund’s investment objectives and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require a Fund to dispose of portfolio investments at a time when it may be disadvantageous to do so.
Diversification Status.  Each Fund is classified as “non-diversified.” A “non-diversified” fund is a fund that is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may constitute a significant percentage of a fund’s investment portfolio. This may adversely affect a fund’s performance or subject the fund’s shares to greater price volatility than that experienced by more diversified investment companies.
Each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a regulated investment company (“RIC”) for purposes of the U.S. Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and to relieve the Fund of any liability for U.S. federal income tax to the extent that its earnings are distributed to shareholders, provided that the Fund satisfies a minimum distribution requirement. Compliance with the diversification requirements of the Internal Revenue Code may limit the investment flexibility of the Fund and may make it less likely that the Fund will meet its investment objective.
Equity Securities.  Equity securities generally have greater price volatility than fixed-income securities. The market price of equity securities may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally; particular industries, sectors or geographic regions represented in those markets; or individual issuers. The types of developments that may affect an issuer of an equity security include management performance, financial leverage and reduced demand for the issuer's goods or services. Common and preferred stock
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represent equity or ownership interests in an issuer. Preferred stock, however, pays dividends at a specified rate and has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.
Futures, Options on Futures and Securities Options.  Futures contracts, options on futures and securities options may be used by a Fund and the Underlying Fund to access its investable universe, simulate investments that would otherwise be eligible, facilitate trading or to reduce transaction costs. Each Fund or the Underlying Fund may enter into futures contracts and options on futures that are traded on a U.S. or non-U.S. futures exchange. Each Fund or the Underlying Fund will not use futures, options on futures or securities options for speculative purposes. Each Fund and the Underlying Fund intend to use futures and options on futures in accordance with Rule 4.5 of the Commodity Futures Trading Commission (the “CFTC”) promulgated under the Commodity Exchange Act (“CEA”). BFA, with respect to the Underlying Fund, has claimed an exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 so that BFA, with respect to such Funds or the Underlying Fund, is not subject to registration or regulation as a commodity pool operator under the CEA. See the Regulation Regarding Derivatives section of this SAI for more information.
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on investments that reflect the market value of common stock of the firms included in the investments. Each Fund or the Underlying Fund may enter into futures contracts to purchase securities indexes when BFA anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Upon entering into a futures contract, a Fund or the Underlying Fund will be required to deposit with the broker an amount of cash or cash equivalents known as “initial margin,” which is similar to a performance bond or good faith deposit on the contract and is returned to the Fund or the Underlying Fund upon termination of the futures contract if all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” will be made to and from the broker daily as the price of the instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to the expiration of a futures contract, each Fund or the Underlying Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund’s or the Underlying Fund's existing position in the contract. An option on a futures contract, as contrasted with a direct investment in such a contract, gives the purchaser the right, but no obligation, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract.
The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund or the Underlying Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited to the agreed-upon price per share, also known as the “strike price,” less the premium received from writing the put. The Funds or the Underlying Fund may purchase and write put and call options on futures contracts that are traded on an exchange as a hedge against changes in value of their portfolio securities or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.
Securities options may be used by a Fund to obtain access to or dispose of securities that are otherwise eligible investments at favorable prices, to invest cash in a securities index that offers similar exposure to that being sought by the Fund or otherwise to achieve the Fund's objective. A call option gives a holder the right to purchase a specific security at a specified price (“exercise price”) within a specified period of time. A put option gives a holder the right to sell a specific security at an exercise price within a specified period of time. The initial purchaser of a call option pays the “writer” a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Each Fund or the Underlying Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. Each Fund or the Underlying Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase. Each Fund or the Underlying Fund may purchase or sell securities options on a U.S. or non-U.S. securities exchange or in the OTC market
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through a transaction with a dealer. Options on a securities index are typically settled on a net basis based on the appreciation or depreciation of the index level over the strike price. Options on single name securities may be cash- or physically-settled, depending upon the market in which they are traded. Options may be structured so as to be exercisable only on certain dates or on a daily basis. Options may also be structured to have conditions to exercise (i.e., “Knock-in Events”) or conditions that trigger termination (i.e., “Knock-out Events”).
Investments in Underlying Funds.  Each Underlying Fund is a type of investment company referred to as an exchange-traded fund (“ETF”). Each Underlying Fund is designed to track a particular index and is advised by BFA. Shares of the Underlying Funds are listed for trading on national securities exchanges and trade throughout the day on those exchanges and other secondary markets. There can be no assurance that the requirements of the national securities exchanges necessary to maintain the listing of shares of the Underlying Funds will continue to be met. A national securities exchange may, but is not required to, remove the shares of the Underlying Funds from listing if, among other things: (i) following the initial 12-month period beginning upon the commencement of trading of an Underlying Fund, there are fewer than 50 record and/or beneficial holders of the shares for 30 or more consecutive trading days, (ii) the value of an Underlying Fund's underlying index is no longer calculated or available, or (iii) any other event shall occur or condition exist that, in the opinion of the national securities exchange, makes further dealings on the national securities exchange inadvisable. A national securities exchange will remove the shares of an Underlying Fund from listing and trading upon termination of such Underlying Fund. Shares of each Underlying Fund trade on exchanges at prices at, above or below their most recent NAV. The per share NAV of each Underlying Fund is calculated at the end of each business day and fluctuates with changes in the market value of such Underlying Fund's holdings since the most recent calculation. The trading prices of an Underlying Fund's shares fluctuate continuously throughout trading hours based on market supply and demand rather than NAV. The trading prices of an Underlying Fund's shares may deviate significantly from NAV during periods of market volatility. Any of these factors may lead to an Underlying Fund's shares trading at a premium or discount to NAV. Exchange prices are not expected to correlate exactly with an Underlying Fund's NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to an Underlying Fund's creations and redemptions or the existence of extreme market volatility may result in trading prices of Underlying Fund shares that differ significantly from NAV. If the Funds purchase shares of the Underlying Funds at a time when the market price of the Underlying Fund's shares are at a premium to the NAV or sells at a time when the market price of the Underlying Fund is at a discount to the NAV, then the Funds may sustain losses.
As in the case of other publicly-traded securities, brokers' commissions on buying or selling shares of the Underlying Funds will be based on negotiated commission rates at customary levels. An investment in an ETF generally presents the same primary risks as an investment in an open-end investment company that is not exchange-traded and that has the same investment objectives, strategies, and policies. However, ETFs are subject to the following risks that do not apply to an open-end investment company that is not exchange-traded: (i) the market price of the ETF's shares may trade at a discount to their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large swings in stock prices) halts stock trading generally.
Lending Portfolio Securities.  Each Fund and the Underlying Fund may lend portfolio securities to certain borrowers that BFA determines to be creditworthy, including borrowers affiliated with BFA. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. No securities loan shall be made on behalf of a Fund or Underlying Fund if, as a result, the aggregate value of all securities loans of the particular Fund or Underlying Fund exceeds one-third of the value of such Fund’s or Underlying Fund's total assets (including the value of the collateral received). A Fund or Underlying Fund may terminate a loan at any time and obtain the return of the securities loaned. Each Fund or Underlying Fund receives, by way of substitute payment, the value of any interest or cash or non-cash distributions paid on the loaned securities that it would have otherwise received if the securities were not on loan.
With respect to loans that are collateralized by cash, the borrower may be entitled to receive a fee based on the amount of cash collateral. The Funds are compensated by any positive difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund or Underlying Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral received by the Fund or Underlying Fund for such loans, and uninvested cash, may be reinvested in certain short-term instruments either directly on behalf of each Fund or Underlying Fund or through one or more joint accounts or money market funds, including those affiliated with BFA; such investments are subject to investment risk. Other investment
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companies in which a Fund or the Underlying Fund invests can be expected to incur fees and expenses for operations, such as investment advisory and administration fees, that would be in addition to those incurred by a Fund or the Underlying Fund.
Each Fund and Underlying Fund conducts its securities lending pursuant to an exemptive order from the SEC permitting it to lend portfolio securities to borrowers affiliated with the Fund or Underlying Fund and to retain an affiliate of the Fund or Underlying Fund to act as securities lending agent. To the extent that a Fund or Underlying Fund engages in securities lending, BlackRock Institutional Trust Company, N.A. (“BTC”) acts as securities lending agent for the Fund or Underlying Fund, subject to the overall supervision of BFA. BTC administers the lending program in accordance with guidelines approved by the Trust's Board of Trustees (the “Board,” the trustees of which are the “Trustees”). JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as custodian for the Funds in connection with certain securities lending activities.
Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund or Underlying Fund has agreed to pay a borrower), foreign exchange risk (i.e., the risk of a shortfall at default when a cash collateral investment is denominated in a currency other than the currency of the assets being loaned due to movements in foreign exchange rates), and credit, legal, counterparty and market risks (including the risk that market events, including but not limited to corporate actions, could lead the Fund or Underlying Fund to lend securities that are trading at a premium due to increased demand, or to recall loaned securities or to lend less or not at all, which could lead to reduced securities lending revenue). If a Fund were to lend out securities that are subject to a corporate action and commit to the borrower a particular election as determined by the Funds' investment adviser, the benefit the Fund would receive in respect of committing to such election may or may not be less than the benefit the Fund would have received from making a different election in such corporate action. If a securities lending counterparty were to default, a Fund or Underlying Fund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a Fund’s or Underlying Fund's securities as agreed, the Fund’s or Underlying Fund's ability to participate in a corporate action event may be impacted, or the Fund or Underlying Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This latter event could trigger adverse tax consequences for a Fund or Underlying Fund. A Fund or Underlying Fund could lose money if its short-term investment of the collateral declines in value over the period of the loan. Substitute payments received by a Fund or Underlying Fund representing dividends paid on securities loaned out by the Fund or Underlying Fund will not be considered qualified dividend income. BTC will take into account the tax effects on shareholders caused by this difference in connection with a Fund’s or Underlying Fund's securities lending program. Substitute payments received on tax-exempt securities loaned out will not be tax-exempt income. There could also be changes in the status of issuers under applicable laws and regulations, including tax regulations, that may impact the regulatory or tax treatment of loaned securities and could, for example, result in a delay in the payment of dividend equivalent payments owed to a Fund or Underlying Fund (as permitted by applicable law).
Regulations adopted by global prudential regulators require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many securities lending agreements, terms that delay or restrict the rights of counterparties, such as the Fund or Underlying Fund, to terminate such agreements, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these requirements, as well as potential additional government regulation and other developments in the market, could adversely affect the Fund’s or Underlying Fund's ability to terminate existing securities lending agreements or to realize amounts to be received under such agreements. Prudential regulation may also favor lenders that can provide additional protections, such as liens that are exercisable in connection with a lender default, to borrowers. Certain Funds expect to provide additional protections to borrowers, where permitted, pursuant to a Fund’s investment policies and if BFA believes doing so is in the best interest of the Fund.
Liquidity Risk Management.  Rule 22e-4 under the Investment Company Act (the “Liquidity Rule”) requires open-end funds, including ETFs such as the Funds, to establish a liquidity risk management program (the “Liquidity Program”) and enhance disclosures regarding fund liquidity. As required by the Liquidity Rule, the Funds have implemented a Liquidity Program, and the Board, including a majority of the Independent Trustees of the Trust, has appointed BFA as the administrator of the Liquidity Program. Under the Liquidity Program, BFA assesses, manages, and periodically reviews each Fund’s liquidity risk and classifies each investment held by a Fund as a “highly liquid investment,” “moderately liquid investment,” “less liquid
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investment” or “illiquid investment.” The Liquidity Rule defines “liquidity risk” as the risk that a Fund could not meet requests to redeem shares issued by a Fund without significant dilution of the remaining investors’ interest in a Fund. The liquidity of a Fund's portfolio investments is determined based on relevant market, trading and investment-specific considerations under the Liquidity Program. There are exclusions from certain portions of the liquidity risk management program requirements for “in-kind” ETFs, as defined in the Liquidity Rule. To the extent that an investment is deemed to be an illiquid investment or a less liquid investment, a Fund can expect to be exposed to greater liquidity risk.
Regulation Regarding Derivatives.  The CFTC subjects advisers to registered investment companies to regulation by the CFTC if a fund that is advised by the adviser either (i) invests, directly or indirectly, more than a prescribed level of its liquidation value in CFTC-regulated futures, options and swaps (“CFTC Derivatives”) or (ii) markets itself as providing investment exposure to such instruments. The CFTC also subjects advisers to registered investment companies to regulation by the CFTC if the registered investment company invests in one or more commodity pools. NDFs and cash-settled currency forwards as well as futures, options on futures, currency options and swaps entered into by the Fund will be treated as CFTC Derivatives for these purposes. Physically-settled foreign currency forward contracts will generally be treated as CFTC Derivatives, however these contracts are not treated as CFTC regulated-swaps and are not subject to certain of the CFTC’s rules with respect to swaps. To the extent a Fund uses CFTC Derivatives, it intends to do so below such prescribed levels and intends not to market itself as a “commodity pool” or a vehicle for trading such instruments.
BFA has claimed an exclusion from the definition of the term “commodity pool operator” under the CEA pursuant to Rule 4.5 under the CEA with respect to each of the Funds. BFA is not, therefore, subject to registration or regulation as a “commodity pool operator” under the CEA with respect to the Funds.
Derivative contracts, including, without limitation, swaps, currency forwards, and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the U.S. and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Swaps, non-deliverable forwards and certain other derivatives traded in the OTC market are subject to variation margin and initial margin requirements. Implementation of the margining and other provisions of the Dodd-Frank Act regarding clearing, mandatory trading, reporting and documentation of swaps and other derivatives have impacted and may continue to impact the costs to the Fund of trading these instruments and, as a result, may affect returns to investors in the Fund.
Rule 18f-4 under the Investment Company Act permits the Fund to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the Investment Company Act. Section 18 of the Investment Company Act, among other things, prohibits open-end funds, including the Fund, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”).
Under Rule 18f-4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, and borrowed bonds), if the Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and non-standard settlement cycle securities, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”).
Unless the Fund is relying on the Limited Derivatives User Exception (as defined below), the Fund must comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires the Fund to adopt and implement a comprehensive written derivatives risk management program (“DRMP”) and comply with a relative or absolute limit on Fund leverage risk calculated based on value-at-risk (“VaR”). The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board, including a majority of Independent Directors/Trustees, and periodically reviews the DRMP and reports to the Board.
Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if the Fund's “derivatives exposure” (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the
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Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”).
Securities of Investment Companies.  Each Fund and the Underlying Fund may invest in the securities of other investment companies (including money market funds) to the extent permitted by law, regulation, exemptive order or SEC staff guidance. Under the 1940 Act, a fund’s investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the fund’s total assets with respect to any one investment company, and (iii) 10% of the fund’s total assets with respect to investment companies in the aggregate. Other investment companies in which the Fund or the Underlying Fund invests can be expected to incur fees and expenses for operations, such as investment advisory and administration fees, which would be in addition to those incurred by the Fund or the Underlying Fund. Pursuant to guidance issued by the SEC staff, fees and expenses of money market funds used for cash collateral received in connection with loans of securities are not treated as Acquired Fund Fees and Expenses, which reflect a Fund's pro rata share of the fees and expenses incurred by investing in other investment companies (as disclosed in the Prospectus, as applicable).
Each Fund or the Underlying Fund may purchase ETF shares for the same reason it would purchase (and as an alternative to purchasing) futures contracts – to obtain relatively low-cost exposure to the stock market while maintaining flexibility to meet the liquidity needs of the Underlying Fund. ETF shares enjoy several advantages over futures contracts. Depending on the market, the holding period, and other factors, ETF shares can be less costly than futures contracts. In addition, ETF shares can be purchased for smaller sums and offer exposure to market sectors and styles for which there is no suitable or liquid futures contract. The Underlying Fund may also purchase ETF shares for other purposes, including improving its ability to track its underlying index. The Underlying Fund may invest in shares of ETFs that are advised by BFA.
Short-Term Instruments and Temporary Investments.  Each Fund and the Underlying Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include, but are not limited to: (i) shares of money market funds (including those advised by BFA or otherwise affiliated with BFA); (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit, bankers’ acceptances, fixed-time deposits and other obligations of U.S. and non-U.S. banks (including non-U.S. branches) and similar institutions; (iv) commercial paper rated, at the date of purchase, “Prime-1” by Moody's, “F-1” by Fitch, or “A-1” by S&P Global Ratings, or if unrated, of comparable quality as determined by BFA; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that have been determined to present minimal credit risks, in accordance with the requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar-denominated obligations of non-U.S. banks (including U.S. branches) that, in the opinion of BFA, are of comparable quality to obligations of U.S. banks that may be purchased by a Fund. Any of these instruments may be purchased on a current or forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.
Tracking Stocks.  A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.
Future Developments.  The board of each Fund or the Underlying Fund may, in the future, authorize each Fund and the Underlying Fund to invest in securities contracts and investments, other than those listed in this SAI and in the Prospectus, provided they are consistent with each Fund's or the Underlying Fund's investment objective and do not violate any of its investment restrictions or policies.
General Considerations and Risks
A discussion of some of the principal risks associated with an investment in a Fund is contained in the Prospectus. Because each Fund expects to obtain its exposure to the securities substantially through its investment in the Underlying Fund, shareholders should be aware that the risks of investment in particular types of securities, economic sectors and geographic
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locations discussed below may be borne by the Fund through its investment in the Underlying Fund. Through its investment in the Underlying Fund, each Fund will also bear the risks described below associated with the Underlying Fund's use of portfolio management techniques, such as borrowing arrangements and use of derivatives, in addition to the risks associated with those activities if the Funds engage in them directly.
An investment in a Fund should be made with an understanding that the value of the Fund’s portfolio securities, including its investment in the Underlying Fund, may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of stocks in general, and other factors that affect the market. The order of the below risk factors does not indicate the significance of any particular risk factor.
Borrowing Risk.  Borrowing may exaggerate changes in the NAV of Fund shares and in the return on a Fund’s portfolio. Borrowing will cause a Fund to incur interest expense and other fees. The costs of borrowing may reduce a Fund’s return. Borrowing may cause a Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.
Illiquid Investments Risk.  Each Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment. The liquidity of an investment will be determined based on relevant market, trading and investment specific considerations as set out in the Liquidity Program as required by the Liquidity Rule. Illiquid investments may trade at a discount to comparable, more liquid investments and a Fund may not be able to dispose of illiquid investments in a timely fashion or at their expected prices. If illiquid investments exceed 15% of a Fund’s net assets, the Liquidity Rule and the Liquidity Program will require that certain remedial actions be taken.
Infectious Illness Risk.  A widespread outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely affect the economies of many nations and the global economy and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in travel restrictions, closed international borders, disruption of healthcare services, prolonged quarantines, cancellations, supply chain disruptions, temporary and permanent business closures, lower consumer demand, layoffs, ratings downgrades, credit defaults and other significant economic, social and political impacts, as well as general concern and uncertainty. An outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. These impacts, which could adversely affect a Fund and its investments, could be present for an extended period of time.
In addition, markets may experience temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. Such events may adversely affect a Fund and its investments and may impact a Fund’s ability to purchase or sell securities or other assets. Market or economic disruptions could cause elevated tracking error and increased premiums or discounts to a Fund's NAV. Additionally, a Fund could be adversely impacted if an outbreak impairs the operations of its service providers, including BFA. Governmental and quasi-governmental may respond to an outbreak and any resulting disruptions with a variety of fiscal and monetary policy changes, such as changes in interest rates. A reversal of these policies, or the ineffectiveness of such policies, is likely to increase market volatility, which could adversely affect a Fund’s investments.
Money Market Instruments Risk.  The value of money market instruments may be affected by changes in interest rates or in the credit ratings of the investments, among other things. If a significant amount of a Fund's assets is invested in money market instruments, it may be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund. Money market funds other than U.S. government money market funds and retail money market funds “float” their NAV instead of using a stable $1.00 per share price.
Operational and Technology Risks.  A Fund and the entities with which it interacts directly or indirectly are susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or impair the Fund’s operations. These entities include, but are not limited to, a Fund’s adviser, administrator, distributor, other service providers (e.g., index and benchmark providers, accountants, custodians, and transfer agents), financial intermediaries, counterparties, market makers, Authorized Participants, listing exchanges, other financial market operators, and governmental authorities. Operational and technology risks for the issuers in which a Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value. A Fund may incur substantial costs in order to mitigate operational and technology risks.
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Cybersecurity incidents can result from deliberate attacks or unintentional events against an issuer in which a Fund invests, the Fund or any of its service providers. They include, but are not limited to, gaining unauthorized access to systems, misappropriating assets or sensitive information, corrupting or destroying data, and causing operational disruption. Geopolitical tension may increase the scale and sophistication of deliberate attacks, particularly those from nation states or from entities with nation state backing. Cybersecurity incidents may result in any of the following: financial losses; interference with a Fund’s ability to calculate its NAV; disclosure of confidential information; impediments to trading; submission of erroneous trades by a Fund or erroneous subscription or redemption orders; the inability of a Fund or its service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; and other legal and compliance expenses. Furthermore, cybersecurity incidents may render records of a Fund, including records relating to its assets and transactions, shareholder ownership of Fund shares, and other data integral to a Fund’s functioning, inaccessible, inaccurate or incomplete. Power outages, natural disasters, equipment malfunctions and processing errors that threaten information and technology systems relied upon by a Fund or its service providers, as well as market events that occur at a pace that overloads these systems, may also disrupt business operations or impact critical data. In addition, the risks of increased use of AI technologies, such as machine learning, include data risk, transparency risk, and operational risk. The AI technologies, which are generally highly reliant on the collection and analysis of large amounts of data, may incorporate biased or inaccurate data, and it is not possible or practicable to incorporate all relevant data into such technologies. The output or results of any such AI technologies may therefore be incomplete, erroneous, distorted or misleading. Further, AI tools may lack transparency as to how data is utilized and how outputs are generated. AI technologies may also allow the unintended introduction of vulnerabilities into infrastructures and applications. A Fund and its shareholders could be negatively impacted as a result of these risks associated with AI technologies. AI technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to quickly evolve, and it is impossible to anticipate the full scope of future AI capabilities or rules and the associated risks to a Fund.
While a Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. Each Fund and its adviser seek to reduce these risks through controls, procedures and oversight, including establishing business continuity plans and risk management systems. However, there are inherent limitations in such plans and systems, including the possibility that certain risks that may affect a Fund have not been identified or may emerge in the future; that such plans and systems may not completely eliminate the occurrence or mitigate the effects of operational or information security disruptions or failures or of cybersecurity incidents; or that prevention and remediation efforts will not be successful or that incidents will go undetected. A Fund cannot control the systems, information security or other cybersecurity of the issuers in which it invests or its service providers, counterparties, and other third parties whose activities affect the Fund.
Lastly, the regulatory climate governing cybersecurity and data protection is developing quickly and may vary considerably across jurisdictions. Regulators continue to develop new rules and standards related to cybersecurity and data protection. Compliance with evolving regulations can be demanding and costly, requiring substantial resources to monitor and implement required changes.
Risk of Derivatives.  A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset, such as a security, a commodity (such as gold or silver), a currency or an index (a measure of value or rates, such as the S&P 500 or the prime lending rate). The Funds and the Underlying Fund may invest in stock index futures contracts, securities options and other derivatives. Compared to securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund's or an Underlying Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. Derivatives generally involve the incurrence of leverage.
When a derivative is used as a hedge against a position that a Fund holds or is committed to purchase, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains, and in some cases, hedging can cause losses that are not offset by gains, and the Fund will recognize losses on both the investment and the hedge. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that a Fund’s hedging transactions, which entail additional transaction costs, will be effective.
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Risks of Equity Securities.  An investment in a Fund should be made with an understanding that the value of the Underlying Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of preferred or common stocks in general and other factors that affect the market. An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of shares of the Underlying Fund). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction and global or regional political, economic or banking crises. Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders generally have rights to receive payments from the issuer inferior to the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior to maturity), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity.
Risk of Futures and Options on Futures Transactions.  There are several risks accompanying the utilization of futures contracts and options on futures contracts. A position in futures contracts and options on futures contracts may be closed only on the exchange on which the contract was made (or a linked exchange). While each Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time. Futures contracts, by definition, project price levels in the future and not current levels of valuation; therefore, market circumstances may result in a discrepancy between the price of the future and the movement in a Fund's underlying instrument. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to deliver the instruments underlying the futures contracts it has sold.
The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to a direct investment in the types of stocks in which they invest.
Utilization of futures and options on futures by a Fund involves the risk of loss of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by BFA as to anticipated trends, which predictions could prove to be incorrect.
Because the futures market generally imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting each Fund to substantial losses. In the event of adverse price movements, each Fund would be required to make daily cash payments of variation margin.
Tracking Error Risk.  The Underlying Fund may be subject to tracking error, which is the divergence of a fund’s performance from that of its underlying index. Tracking error may occur because of differences between the securities and other instruments held in a fund’s portfolio and those included in the Underlying Fund’s underlying index, pricing differences, transaction costs incurred by the Underlying Fund, Underlying Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest received by the Underlying Fund or distributions paid to the Underlying Fund’s shareholders, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize
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the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Fund’s underlying index or the costs to the Underlying Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because a fund incurs fees and expenses, while such a fund’s underlying index does not. When an issuer is introduced by an index provider into an index tracked by the Underlying Fund, BFA may conduct an analysis on such issuer’s securities to identify and screen for outlier high risk behavior (such as rapid or unusual price growth that does not appear to be supported by publicly available information on the business and assets of the issuer, unusual or significant short interest or lending activity, negative sentiment, suspended trading or incorrect free-float calculations, which could be indicators of possible irregularities, miscalculations or even fraud).
If it identifies such behavior, BFA may, where appropriate, alert the index provider as to the alleged issue. The index provider has sole discretion for the determination as to whether to continue to include the issuer’s securities in the re-balancing of its index. If the securities continue to be included in the index, BFA may underweight or exclude such securities from the Underlying Fund’s portfolio and, if it does so, such a fund will be subject to increased tracking error due to the divergence in the securities included in its portfolio from its underlying index. The application of the above-mentioned analysis and screening to the Underlying Fund and its underlying index is in the sole discretion of BFA and its affiliates (without any guarantees). The analysis and screening may not exclude any or all high risk securities from the Underlying Fund’s portfolio, and the inclusion of such securities will result in an adverse impact to such a Fund’s net asset value if one or more such securities declines in value.
Risk of Investing in the U.S.  A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the U.S. are changing many aspects of financial, commercial, public health, environmental, and other regulation and may have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the U.S. will continue to maintain elevated public debt levels for the foreseeable future. Although elevated debt levels do not necessarily indicate or cause economic problems, elevated public debt service costs may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system.
If U.S. relations with certain countries deteriorate, it could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the U.S. for trade. The U.S. has also experienced increased internal unrest and discord. If these trends were to continue, it may have an adverse impact on the U.S. economy and the issuers in which a Fund or an Underlying Fund invests.
Risk of Investing in the Consumer Discretionary Sector.  Companies engaged in the design, production or distribution of products or services for the consumer discretionary sector (including, without limitation, television and radio broadcasting, manufacturing, publishing, recording and musical instruments, motion pictures, photography, amusement and theme parks, gaming casinos, sporting goods and sports arenas, camping and recreational equipment, toys and games, apparel, travel-related services, automobiles, hotels and motels, and fast food and other restaurants) are subject to the risk that their products or services may become obsolete quickly. The success of these companies can depend heavily on disposable household income and consumer spending. During periods of an expanding economy, the consumer discretionary sector may outperform the consumer staples sector, but may underperform when economic conditions worsen. Moreover, the consumer discretionary sector can be significantly affected by several factors, including, without limitation, the performance of domestic and international economies, exchange rates, changing consumer preferences, demographics, marketing campaigns, cyclical revenue generation, consumer confidence, commodity price volatility, labor relations, interest rates, import and export controls, intense competition, technological developments and government regulation.
Risk of Investing in the Consumer Staples Sector.  Companies in the consumer staples sector may be adversely affected by changes in the global economy, consumer spending, competition, demographics and consumer preferences, and production spending. Companies in the consumer staples sector may also be affected by changes in global economic, environmental and political events, economic conditions, the depletion of resources, and government regulation. For instance, government regulations may affect the permissibility of using various food additives and production methods of companies that make food products, which could affect company profitability. In addition, tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Companies in the consumer staples sector also may be subject to risks pertaining to the supply of, demand for and prices of raw materials. The prices of raw materials fluctuate in response to a
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number of factors, including, without limitation, changes in government agricultural support programs, exchange rates, import and export controls, changes in international agricultural and trading policies, and seasonal and weather conditions. Companies in the consumer staples sector may be subject to severe competition, which may also have an adverse impact on their profitability.
Risk of Investing in the Energy Sector.  Companies in the energy sector are strongly affected by the changes in and volatility of global energy prices, energy supply and demand, government regulations and policies, energy production and conservation efforts, technological change, development of alternative energy sources, and other factors that they cannot control. Energy companies may have relatively high levels of debt and may be more likely to restructure their businesses if there are downturns in energy markets or in the global economy. If an energy company in an Underlying Fund's portfolio becomes distressed, an Underlying Fund could lose all or a substantial portion of its investment. The energy sector is cyclical and is highly dependent on commodity prices. Prices and supplies of energy may fluctuate significantly over short and long periods of time due to, among other things, national and international political changes, Organization of Petroleum Exporting Countries (“OPEC”) policies, changes in relationships among OPEC members and between OPEC and oil-importing nations, the regulatory environment, taxation policies, the enactment or cessation of trade sanctions, war or other geopolitical conflicts, and the economies of key energy-consuming countries. Companies in the energy sector may be adversely affected by terrorism, cyber incidents, natural disasters or other catastrophes. Companies in the energy sector are at risk of liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims. Significant oil and gas deposits are located in emerging markets countries where corruption and security may raise significant risks, in addition to the other risks of investing in emerging markets. Additionally, the Middle East, where many companies in the energy sector may operate, has experienced conflict and unrest. Companies in the energy sector may also be adversely affected by changes in exchange rates, interest rates, economic conditions, tax treatment, government regulation and intervention, negative perception, efforts at energy conservation and world events in the regions in which the companies operate (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). Because a significant portion of revenues of companies in this sector is derived from a relatively small number of customers that are largely composed of governmental entities and utilities, governmental budget constraints may have a significant impact on companies in this sector. The energy sector is highly regulated. Entities operating in the energy sector are subject to significant regulation of nearly every aspect of their operations by governmental agencies. Such regulation can change rapidly or over time in both scope and intensity. Stricter laws, regulations or enforcement policies could be enacted, which would likely increase compliance costs and may materially adversely affect the financial performance of companies in the energy sector.
The energy sector may experience significant market volatility. For example, Russia’s large-scale invasion of Ukraine on February 24, 2022 led to further disruptions and increased volatility in the energy and commodity futures markets due to actual and potential disruptions in the supply and demand for certain commodities, including oil and natural gas. The U.S. and other actors have enacted various sanctions and restrictions on business dealings with Russia, which include restrictions on imports of oil, natural gas and coal. The effect of the current sanctions and restrictions, as well as the extent and duration of the Russian military action, additional sanctions and associated market disruptions on the energy sector, are impossible to predict and depend on a number of factors. The effect of these events or any related developments could be significant and may have a severe adverse effect on the performance of the Underlying Fund.
Risk of Investing in the Financials Sector.  Companies in the financials sector include small, regional and money center banks, securities brokerage firms, asset management companies, savings banks and thrift institutions, specialty finance companies (e.g., credit card, mortgage providers), insurance and insurance brokerage firms, consumer finance firms, financial conglomerates and foreign banking and financial companies.
Most financial companies are subject to extensive governmental regulation, which limits their activities and may affect their ability to earn a profit from a given line of business. Government regulation may change frequently and may have significant adverse consequences for companies in the financials sector, including effects not intended by the regulation. Direct governmental intervention in the operations of financial companies and financial markets may materially and adversely affect the companies in which the Underlying Fund invests, including legislation in many countries that may increase government regulation, repatriation and other intervention. The impact of governmental intervention and legislative changes on any individual financial company or on the financials sector as a whole cannot be predicted. The valuation of financial companies has been and continues to be subject to unprecedented volatility and may be influenced by unpredictable factors, including interest rate risk and sovereign debt default. Certain financial businesses are subject to intense competitive pressures, including market share and price competition. Financial companies in foreign countries are subject to market-specific and
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general regulatory and interest rate concerns. In particular, government regulation in certain foreign countries may include taxes and controls on interest rates, credit availability, minimum capital requirements, bans on short sales, limits on prices and restrictions on currency transfers. In addition, companies in the financials sector may be the targets of hacking and potential theft of proprietary or customer information or disruptions in service, which could have a material adverse effect on their businesses.
The profitability of banks, savings and loan associations and other financial companies is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change; for instance, when interest rates go up, the value of securities issued by many types of companies in the financials sector generally goes down. In other words, financial companies may be adversely affected in certain market cycles, including, without limitation, during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and during periods of declining economic conditions, which may cause, among other things, credit losses due to financial difficulties of borrowers.
In addition, general economic conditions are important to the operations of these companies, and financial difficulties of borrowers may have an adverse effect on the profitability of financial companies. Companies in the financials sector are exposed directly to the credit risk of their borrowers and counterparties, who may be leveraged to an unknown degree, including through swaps and other derivatives products, and who at times may be unable to meet their obligations to the financial services companies. Financial services companies may have significant exposure to the same borrowers and counterparties, with the result that a borrower’s or counterparty’s inability to meet its obligations to one company may affect other companies with exposure to the same borrower or counterparty. This interconnectedness of risk, including cross-default risk, may result in significant negative impacts to the financial condition and reputation of companies with direct exposure to the defaulting counterparty as well as adverse cascading effects in the markets and the financials sector generally. Financial companies can be highly dependent upon access to capital markets, and any impediments to such access, such as adverse overall economic conditions or a negative perception in the capital markets of a financial company’s financial condition or prospects, could adversely affect its business. Deterioration of credit markets can have an adverse impact on a broad range of financial markets, causing certain financial companies to incur large losses. In these conditions, companies in the financials sector may experience significant declines in the valuation of their assets, take actions to raise capital and even cease operations. Some financial companies may also be required to accept or borrow significant amounts of capital from government sources and may face future government-imposed restrictions on their businesses or increased government intervention. In addition, there is no guarantee that governments will provide any such relief in the future. These actions may cause the securities of many companies in the financials sector to decline in value.
Risk of Investing in the Healthcare Sector.  Companies in the healthcare sector are often issuers whose profitability may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising or falling costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, a limited number of products, industry innovation, changes in technologies and other market developments. Many healthcare companies are heavily dependent on patent protection and the actual or perceived safety and efficiency of their products.
Patents have a limited duration, and, upon expiration, other companies may market substantially similar “generic” products that are typically sold at a lower price than the patented product, which can cause the original developer of the product to lose market share and/or reduce the price charged for the product, resulting in lower profits for the original developer. As a result, the expiration of patents may adversely affect the profitability of these companies.
In addition, because the products and services of many companies in the healthcare sector affect the health and well-being of many individuals, these companies are especially susceptible to extensive litigation based on product liability and similar claims. Healthcare companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the healthcare sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, which can result in increased development costs, delayed cost recovery and loss of competitive advantage to the extent that rival companies have developed competing products or procedures, adversely affecting the company’s revenues and profitability. In other words, delays in the regulatory approval process may diminish the opportunity for a company to profit from a new product or to bring a new product to market, which could have a material adverse effect on a company’s business. Healthcare companies may also be strongly affected by scientific biotechnology or technological developments, and their products may quickly become obsolete. Also, many healthcare companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws. Changes in governmental policies or laws may span a wide range of topics, including cost control, national health insurance, incentives for compensation in the provision of healthcare services, tax incentives and
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penalties related to healthcare insurance premiums, and promotion of prepaid healthcare plans. In addition, a number of legislative proposals concerning healthcare have been considered by the U.S. Congress in recent years. It is unclear what proposals will ultimately be enacted, if any, and what effect they may have on companies in the healthcare sector.
Additionally, the expansion of facilities by healthcare-related providers may be subject to “determinations of need” by certain government authorities. This process not only generally increases the time and costs involved in these expansions, but also makes expansion plans uncertain, limiting the revenue and profitability growth potential of healthcare-related facilities operators and negatively affecting the prices of their securities. Moreover, in recent years, both local and national governmental budgets have come under pressure to reduce spending and control healthcare costs, which could both adversely affect regulatory processes and public funding available for healthcare products, services and facilities.
Risk of Investing in the Industrials Sector.  The value of securities issued by companies in the industrials sector may be adversely affected by supply of and demand for both their specific products or services and for industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, trade disputes, world events and economic conditions may affect the performance of companies in the industrials sector. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies, which are typically under pressure from efforts to control government budgets. Transportation stocks, a component of the industrials sector, are cyclical and can be significantly affected by economic changes, fuel prices, labor relations and insurance costs. Transportation companies in certain countries may also be subject to significant government regulation and oversight, which may adversely affect their businesses. For example, commodity price declines and unit volume reductions resulting from an over-supply of materials used in the industrials sector can adversely affect the sector. Furthermore, companies in the industrials sector may be subject to liability for environmental damage, product liability claims, depletion of resources, and mandated expenditures for safety and pollution control.
Risk of Investing in the Materials Sector.  Companies in the materials sector may be adversely affected by commodity price volatility, exchange rate fluctuations, social and political unrest, war, import or export controls, increased competition, depletion of resources, technical progress, labor relations and government regulations, and mandated expenditures for safety and pollution control, among other factors. Such risks may adversely affect the issuers to which a Fund has exposure. Companies in the materials sector are also at risk of liability for environmental damage and product liability claims. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns. These risks are heightened for companies in the materials sector located in foreign markets.
Risk of Investing in the Real Estate Industry.  Companies in the real estate industry include companies that invest in real estate, such as REITs, real estate holding and operating companies or real estate development companies (collectively, “Real Estate Companies”). Investing in Real Estate Companies exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which Real Estate Companies are organized and operated. The real estate industry is highly sensitive to general and local economic conditions and developments, and characterized by intense competition and periodic overbuilding. Investing in Real Estate Companies involves various risks. Some risks that are specific to Real Estate Companies are discussed in greater detail below.
Concentration Risk. Real Estate Companies may own a limited number of properties and concentrate their investments in a particular geographic region or property type. Economic downturns affecting a particular region, industry or property type may lead to a high volume of defaults within a short period.
Distressed Investment Risk. Real Estate Companies may invest in distressed, defaulted or out-of-favor bank loans. Identification and implementation by a Real Estate Company of loan modification and restructure programs involves a high degree of uncertainty. Even successful implementation may still require adverse compromises and may not prevent bankruptcy. Real Estate Companies may also invest in other debt instruments that may become non-performing, including the securities of companies with higher credit and market risk due to financial or operational difficulties. Higher risk securities may be less liquid and more volatile than the securities of companies not in distress.
Illiquidity Risk. Investing in Real Estate Companies may involve risks similar to those associated with investing in small-capitalization companies. Real Estate Company securities, like the securities of small-capitalization companies, may be more
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volatile than, and perform differently from, shares of large-capitalization companies. There may be less trading in Real Estate Company shares, which means that buy and sell transactions in those shares could have a magnified impact on share price, resulting in abrupt or erratic price fluctuations. In addition, real estate is relatively illiquid, and, therefore, a Real Estate Company may have a limited ability to vary or liquidate properties in response to changes in economic or other conditions.
Interest Rate Risk. Rising interest rates could result in higher costs of capital for Real Estate Companies, which could negatively impact a Real Estate Company’s ability to meet its payment obligations. Declining interest rates could result in increased prepayment on loans and require redeployment of capital in less desirable investments.
Leverage Risk. Real Estate Companies may use leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a Real Estate Company’s operations and market value in periods of rising interest rates. Real Estate Companies are also exposed to the risks normally associated with debt financing. Financial covenants related to a Real Estate Company’s leverage may affect the ability of the Real Estate Company to operate effectively. In addition, real property may be subject to the quality of credit extended and defaults by borrowers and tenants. If the properties do not generate sufficient income to meet operating expenses, including, where applicable, debt service, ground lease payments, tenant improvements, third-party leasing commissions and other capital expenditures, the income and ability of a Real Estate Company to make payments of any interest and principal on its debt securities will be adversely affected.
Loan Foreclosure Risk. Real Estate Companies may foreclose on loans that the Real Estate Company originated and/or acquired. Foreclosure may generate negative publicity for the underlying property that affects its market value. In addition to the length and expense of such proceedings, the validity of the terms of the applicable loan may not be recognized in foreclosure proceedings. Claims and defenses asserted by borrowers or other lenders may interfere with the enforcement of rights by a Real Estate Company. Parallel proceedings, such as bankruptcy, may also delay resolution and limit the amount of recovery on a foreclosed loan by a Real Estate Company even where the property underlying the loan is liquidated.
Management Risk. Real Estate Companies are dependent upon management skills and may have limited financial resources. Real Estate Companies are generally not diversified and may be subject to heavy cash flow dependency, default by borrowers and voluntary liquidation. In addition, transactions between Real Estate Companies and their affiliates may be subject to conflicts of interest, which may adversely affect a Real Estate Company’s shareholders. A Real Estate Company may also have joint venture investments in certain of its properties, and, consequently, its ability to control decisions relating to such properties may be limited.
Property Risk. Real Estate Companies may be subject to risks relating to functional obsolescence or reduced desirability of properties; extended vacancies due to economic conditions and tenant bankruptcies; catastrophic events such as earthquakes, hurricanes and terrorist acts; and casualty or condemnation losses. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changes in consumer preferences and values, or increasing vacancies or declining rents resulting from legal, cultural, technological, global or local economic developments.
Regulatory Risk. Real estate income and values may be adversely affected by such factors as applicable domestic and foreign laws (including tax laws). Government actions, such as tax increases, zoning law changes, mandated closures or other commercial restrictions or environmental regulations, also may have a major impact on real estate income and values. In addition, quarterly compliance with regulations limiting the proportion of asset types held by a U.S. REIT may force certain Real Estate Companies to liquidate or restructure otherwise attractive investments. Some countries may not recognize REITs or comparable structures as a viable form of real estate funds.
Underlying Investment Risk. Real Estate Companies make investments in a variety of debt and equity instruments with varying risk profiles. For instance, Real Estate Companies may invest in debt instruments secured by commercial property that have higher risks of delinquency and foreclosure than loans on single family homes due to a variety of factors associated with commercial property, including the tie between income available to service debt and productive use of the property. Real Estate Companies may also invest in debt instruments and preferred equity that are junior in an issuer’s capital structure and that involve privately negotiated structures. Subordinated debt investments, such as B-Notes and mezzanine loans, involve a greater credit risk of default due to the need to service more senior debt of the issuer. Similarly, preferred equity investments involve a greater risk of loss than conventional debt financing due to their non-collateralized nature and subordinated ranking. Investments in CMBS may also be junior in priority in the event of bankruptcy or similar proceedings. Investments in senior loans may be effectively subordinated if the senior loan is pledged as collateral. The ability of a holder of junior claims to proceed against a defaulting issuer is circumscribed by the terms of the particular contractual arrangement, which vary considerably from transaction to transaction.
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U.S. Tax Risk. Certain U.S. Real Estate Companies are subject to special U.S. federal tax requirements. A REIT that fails to comply with such tax requirements may be subject to U.S. federal income taxation, which may affect the value of the REIT and the characterization of the REIT’s distributions. The U.S. federal tax requirement that a REIT distribute substantially all of its net income to its shareholders may result in a REIT having insufficient capital for future expenditures. A REIT that successfully maintains its qualification may still become subject to U.S. federal, state and local taxes, including excise, penalty, franchise, payroll, mortgage recording, and transfer taxes, both directly and indirectly through its subsidiaries. Because REITs often do not provide complete tax information until after the calendar year-end, an Underlying Fund may at times need to request permission to extend the deadline for issuing your tax reporting statement or supplement the information otherwise provided to you.
Risk of Investing in Technology Companies.  Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources and personnel. These companies may face rapid product obsolescence as well as unexpected risks and costs related to new product introduction and technological developments, such as artificial intelligence and machine learning. Technology companies may be adversely affected by disruptions to supply chains and distribution networks as well as issues at third-party partners. They are heavily dependent on patent and other intellectual property rights, and the loss or impairment of these rights may adversely affect their profitability. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action. These companies also may be adversely affected by, among other things, actual or perceived security vulnerabilities or other defects in their products and services, which may result in lawsuits, government enforcement actions and other remediation costs.
Risk of Investing in the Utilities Sector.  The utilities sector may be adversely affected by changing commodity prices, government regulation stipulating rates charged by utilities, increased tariffs, changes in tax laws, interest rate fluctuations and changes in the cost of providing specific utility services. The utilities industry is also subject to potential terrorist attacks, natural disasters and severe weather conditions, as well as regulatory and operational burdens associated with the operation and maintenance of nuclear facilities. Government regulators monitor and control utility revenues and costs, and therefore may limit utility profits. In certain countries, regulatory authorities may also restrict a company’s access to new markets, thereby diminishing the company’s long-term prospects.
There are substantial differences among the regulatory practices and policies of various jurisdictions, and any regulatory agency may make major shifts in policy from time to time. There is no assurance that regulatory authorities will, in the future, grant rate increases. Additionally, existing and possible future regulatory legislation may make it even more difficult for utilities to obtain adequate relief. Certain of the issuers of securities held in the Underlying Funds' portfolio may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing policies and impose additional requirements governing the licensing, construction and operation of nuclear power plants. Prolonged changes in climate conditions can also have a significant impact on both the revenues of an electric and gas utility as well as the expenses of a utility, particularly a hydro-based electric utility.
The rates that traditional regulated utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Rate changes may occur only after a prolonged approval period or may not occur at all, which could adversely affect utility companies when costs are rising. The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. As a result, some companies may be forced to defend their core business and may be less profitable. Deregulation may also permit a utility company to expand outside of its traditional lines of business and engage in riskier ventures.
Proxy Voting Policies
The Board has delegated the voting of proxies for each Fund’s securities to BFA pursuant to (i) the Open-End Active and Fixed Income Index Fund Proxy Voting Policy (the “Active Fund Proxy Voting Policy”), with respect to certain Funds, and (ii) the Index Equity Fund Proxy Voting Policy, with respect to certain other Funds, as applicable. Please refer to the table below, which discloses the policy applicable to each Fund in this SAI. Information that does not apply to a Fund does not form a part
17

of that Fund’s SAI and should not be relied on by investors in that Fund. Only information that is clearly identified as applicable to a Fund is considered to form a part of that Fund’s SAI.
With respect to Funds covered by the Active Fund Proxy Voting Policy, BFA has adopted the BlackRock Active Investment Stewardship - Global Engagement and Voting Guidelines (the “BAIS Guidelines”). Certain of such Funds, as listed within the Active Fund Proxy Voting Policy and as disclosed in the table below, follow supplemental guidelines within the BAIS Guidelines that are applicable to certain climate and decarbonization issues (the “BAIS Climate and Decarbonization Stewardship Guidelines”).
With respect to Funds covered by the Index Equity Fund Proxy Voting Policy, BFA has adopted the BlackRock Investment Stewardship (“BIS”) Global Benchmark Policy, comprised of the Global Principles for Benchmark Policies, regional voting guidelines, and engagement priorities, which are each available upon request. In addition, certain of such Funds, as listed within the Index Equity Fund Proxy Voting Policy and as disclosed in the table below, follow supplemental guidelines that are applicable to certain climate and decarbonization issues (the “BIS Climate and Decarbonization Stewardship Guidelines”).

Fund	Open-End Active and Fixed Income Index Fund Proxy Voting Policy	BAIS Climate and Decarbonization Stewardship Guidelines Apply	Index Equity Fund Proxy Voting Policy	BIS Climate and Decarbonization Stewardship Guidelines Apply
iShares Large Cap Accelerated Outcome ETF	X
iShares Large Cap Max Buffer Mar ETF	X
iShares Large Cap Max Buffer Jun ETF	X
iShares Large Cap Max Buffer Sep ETF	X
iShares Large Cap Max Buffer Dec ETF	X
If a Fund invests in an underlying fund managed by BlackRock, the Fund will use its proxy voting policy when voting on proxies for the underlying fund while the underlying fund will use its proxy voting policy when voting proxies on investments the underlying fund holds. Therefore, the Fund may use the Active Fund Proxy Voting Policy while an underlying fund may use the Index Equity Fund Proxy Voting Policy, and the opposite is also true.
Copies of the Active Fund Proxy Voting Policy, Index Equity Fund Proxy Voting Policy, the BAIS Guidelines, the Global Principles for Benchmark Policies and the BIS Climate and Decarbonization Stewardship Guidelines are included in Appendix A of this SAI.
Information with respect to how proxies relating to each Fund’s portfolio securities, when available, were voted during the 12-month period ended June 30 is available: (i) without charge, upon request, by calling 1-800-iShares (1-800-474-2737) or through the Fund’s website at www.blackrock.com/proxyrecords; and (ii) on the SEC’s website at www.sec.gov.
Portfolio Holdings Information
On each Business Day (as defined in the Creation and Redemption of Creation Units section of this SAI), prior to the opening of regular trading on the Fund’s primary listing exchange, a Fund discloses on its website (www.iShares.com) certain information relating to the portfolio holdings that will form the basis of a Fund’s next net asset value per share calculation.
In addition, certain information may also be made available to certain parties:
•
Communications of Data Files: A Fund may make available through the facilities of the National Securities Clearing Corporation (“NSCC”) or through posting on the www.iShares.com, prior to the opening of trading on each business day, a list of a Fund’s holdings (generally pro-rata) that Authorized Participants could deliver to a Fund to settle purchases of a Fund (i.e., Deposit Securities) or that Authorized Participants would receive from a Fund to settle redemptions of a Fund (i.e., Fund Securities). These files are known as the Portfolio Composition File and the Fund Data File (collectively, “Files”). The Files are applicable for the next trading day and are provided to the NSCC and/or posted on www.iShares.com after the close of markets in the U.S.
•
Communications with Authorized Participants, Liquidity Providers and Certain Other Third Parties: Certain employees of BlackRock are responsible for interacting with Authorized Participants and liquidity providers with respect to
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discussing custom basket proposals as described in the Custom Baskets section of this SAI. As part of these discussions, these employees may discuss with an Authorized Participant or liquidity provider the securities a Fund is willing to accept for a creation, and securities that a Fund will provide on a redemption.
BlackRock employees may also discuss portfolio holdings-related information with broker/dealers, in connection with settling a Fund’s transactions, and securities lending borrowers in connection with loan transactions, each as may be necessary to conduct business in the ordinary course in a manner consistent with the disclosure in the Fund’s current registration statement.
•
Communications with Listing Exchanges: From time to time, employees of BlackRock may discuss portfolio holdings information with the applicable primary listing exchange for a Fund as needed to meet the exchange listing standards.
•
Communications with Other Portfolio Managers: Certain information may be provided to employees of BlackRock who manage funds that invest a significant percentage of their assets in shares of an underlying fund as necessary to manage the fund’s investment objective and strategy.
•
Communication of Other Information: Certain explanatory information regarding the Files is released to Authorized Participants and liquidity providers on a daily basis, but is only done so after the Files are posted to www.iShares.com.
•
Third-Party Service Providers: Certain portfolio holdings information may be disclosed to Fund Trustees and their counsel, outside counsel for the Funds, auditors and to certain third-party service providers (i.e., fund administrator, custodian, proxy voting service) for which a non-disclosure, confidentiality agreement or other obligation is in place with such service providers, as may be necessary to conduct business in the ordinary course in a manner consistent with applicable policies, agreements with the Funds, the terms of the current registration statements and federal securities laws and regulations thereunder.
•
Liquidity Metrics: “Liquidity Metrics,” which seek to ascertain a Fund’s liquidity profile under BlackRock’s global liquidity risk methodology, include but are not limited to: (a) disclosure regarding the number of days needed to liquidate a portfolio or the portfolio’s underlying investments; and (b) the percentage of a Fund’s NAV invested in a particular liquidity tier under BlackRock’s global liquidity risk methodology. The dissemination of position-level liquidity metrics data and any non-public regulatory data pursuant to the Liquidity Rule (including SEC liquidity tiering) is not permitted unless pre-approved. Disclosure of portfolio-level liquidity metrics prior to 60 calendar days after calendar quarter-end requires a non-disclosure or confidentiality agreement and approval of the Trust’s Chief Compliance Officer. Portfolio-level liquidity metrics disclosure subsequent to 60 calendar days after calendar quarter-end requires the approval of portfolio management and must be disclosed to all parties requesting the information if disclosed to any party.
The Trust’s Chief Compliance Officer or his delegate may authorize disclosure of portfolio holdings information pursuant to the above policy and procedures, subject to restrictions on selective disclosure imposed by applicable law. The Board reviews the policy and procedures for disclosure of portfolio holdings information at least annually.
Investment Policies
The Board has adopted as fundamental policies the following numbered investment policies, which cannot be changed without the approval of the holders of a majority of the applicable Fund’s outstanding voting securities. A vote of a majority of the outstanding voting securities of a Fund is defined in the 1940 Act as the lesser of (i) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (ii) more than 50% of outstanding voting securities of the Fund. Each Fund has also adopted certain non-fundamental investment policies, including its investment objective. Non-fundamental investment policies may be changed by the Board without shareholder approval. Therefore, each Fund may change its investment objective without shareholder approval.
Fundamental Investment Policies of the Funds.
The Funds may not:
1.
Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund’s investments in that industry would equal or exceed 25% of the current value of a Fund’s total assets, provided that this restriction does not limit a Fund’s: (i) investments in
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securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or (iii) investments in repurchase agreements collateralized by U.S. government securities.
2.
Borrow money, except as permitted under the Investment Company Act.
3.
Issue senior securities to the extent such issuance would violate the Investment Company Act.
4.
Purchase or hold real estate, except each Fund may purchase and hold securities or other instruments that are secured by, or linked to, real estate or interests therein, securities of real estate investment trusts, mortgage-related securities and securities of issuers engaged in the real estate business, and each Fund may purchase and hold real estate as a result of the ownership of securities or other instruments.
5.
Underwrite securities issued by others, except to the extent that the sale of portfolio securities by each Fund may be deemed to be an underwriting or as otherwise permitted by applicable law.
6.
Purchase or sell commodities or commodity contracts, except as permitted by the Investment Company Act.
7.
Make loans to the extent prohibited by the Investment Company Act.
Notations Regarding each Fund’s Fundamental Investment Policies
The following notations are not considered to be part of each Fund’s fundamental investment policies and are subject to change without shareholder approval.
With respect to the fundamental policy relating to concentration set forth in (1) above, the Investment Company Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. The policy in (1) above will be interpreted to refer to concentration as that term may be interpreted from time to time. The policy also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. There also will be no limit on investment in issuers domiciled in a single jurisdiction or country. Finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents. Each foreign government will be considered to be a member of a separate industry. With respect to each Fund’s industry classifications, each Fund currently utilizes any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. The policy also will be interpreted to give broad authority to each Fund as to how to classify issuers within or among industries.
With respect to the fundamental policy relating to borrowing money set forth in (2) above, the Investment Company Act permits each Fund to borrow money in amounts of up to one-third of the Fund’s total assets from banks for any purpose, and to borrow up to 5% of the Fund’s total assets from banks or other lenders for temporary purposes. (Each Fund’s total assets include the amounts being borrowed.) To limit the risks attendant to borrowing, the Investment Company Act requires each Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of each Fund’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Borrowing money to increase portfolio holdings is known as “leveraging.” Certain trading practices and investments, such as reverse repurchase agreements, may be considered to be borrowings or involve leverage and thus are subject to the Investment Company Act restrictions. In accordance with Rule 18f- 4 under the Investment Company Act, when each Fund engages in reverse repurchase agreements and similar financing transactions, the Fund may either (i) maintain asset coverage of at least 300% with respect to such transactions and any other borrowings in the aggregate, or (ii) treat such transactions as “derivatives transactions” and comply with Rule 18f-4 with respect to such transactions. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy.
With respect to the fundamental policy relating to underwriting set forth in (5) above, the Investment Company Act does not prohibit a fund from engaging in the underwriting business or from underwriting the securities of other issuers; in fact, in the case of diversified funds, the Investment Company Act permits a fund to have underwriting commitments of up to 25% of its assets under certain circumstances. Those circumstances currently are that the amount of a fund’s underwriting
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commitments, when added to the value of a fund’s investments in issuers where a fund owns more than 10% of the outstanding voting securities of those issuers, cannot exceed the 25% cap. A fund engaging in transactions involving the acquisition or disposition of portfolio securities may be considered to be an underwriter under the 1933 Act. Although it is not believed that the application of the 1933 Act provisions described above would cause a fund to be engaged in the business of underwriting, the policy in (5) above will be interpreted not to prevent a fund from engaging in transactions involving the acquisition or disposition of portfolio securities, regardless of whether a fund may be considered to be an underwriter under the 1933 Act or is otherwise engaged in the underwriting business to the extent permitted by applicable law.
With respect to the fundamental policy relating to lending set forth in (7) above, the Investment Company Act does not prohibit each Fund from making loans (including lending its securities); however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets (including lending its securities), except through the purchase of debt obligations or the use of repurchase agreements. In addition, collateral arrangements with respect to options, forward currency and futures transactions and other derivative instruments (as applicable), as well as delays in the settlement of securities transactions, will not be considered loans.
Non-Fundamental Investment Policies of the Funds.
Under its non-fundamental investment restrictions, which may be changed by the Board without shareholder approval, each Fund may not:
1.
Purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) of the Investment Company Act, at any time the Fund has knowledge that its shares are purchased by another investment company investor in reliance on the provisions of subparagraph (G) of Section 12(d)(1). The foregoing restriction does not restrict the Fund from acquiring the shares of registered open-end investment companies to the extent otherwise permissible under other provisions of the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.
2.
Under normal market conditions, invest less than 80% of its net assets (plus any borrowings for investment purposes) in securities or other instruments that provide exposure to securities of large capitalization companies or that provide for the upside limit on gains or the downside protection against the losses of securities of large capitalization companies (applicable to the iShares Large Cap Max Buffer Mar ETF, iShares Large Cap Max Buffer Jun ETF, iShares Large Cap Max Buffer Sep ETF and iShares Large Cap Max Buffer Dec ETF).
3.
Under normal market conditions, invest less than 80% of its net assets (plus any borrowings for investment purposes) in securities or other instruments that provide exposure to securities of large-capitalization companies or that provide for the Accelerated Return or for the Approximate Cap with respect to securities of large-capitalization companies (applicable to the iShares Large Cap Accelerated Outcome ETF).
A Fund will notify its shareholders at least 60 days prior to any change in its restrictions described in 2 or 3 above.
Notations Regarding each Fund’s Fundamental and Non-Fundamental Investment Policies
Unless otherwise indicated, all limitations under a Fund’s fundamental or non-fundamental investment restrictions apply only at the time that a transaction is undertaken. Any change in the percentage of a Fund’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Fund’s total assets will not require the Fund to dispose of an investment.
Continuous Offering
The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.
For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares and sells such shares directly to customers or if it
21

chooses to couple the creation of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all of the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.
Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on the Listing Exchange generally is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is available only with respect to transactions on an exchange.
Management
Trustees and Officers.  The Board has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).
The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into the BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the iShares Complex (each, a “BlackRock Fund Complex”). Each Fund is included in the iShares Complex, which includes iShares Trust, iShares U.S. ETF Trust, and iShares, Inc. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the iShares Complex, which consists of 424 funds as of November 28, 2025. With the exception of Stephen Cohen, Robert S. Kapito and Aaron Wasserman, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito and Mr. Wasserman is c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The address of Mr. Cohen is c/o BlackRock, Inc., Drapers Gardens, 12 Throgmorton Avenue, London EC2N 2DL United Kingdom. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds' Trustees and officers may be found in this SAI, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).
Interested Trustees
Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[1] (1957)	Trustee (since 2009).
President of BlackRock, Inc. (since
2006); Vice Chairman of BlackRock,
Inc. and Head of BlackRock’s
Portfolio Management Group (since
its formation in 1998) and BlackRock,
Inc.’s predecessor entities (since
1988); Trustee, University of
Pennsylvania (since 2009); President
of Board of Directors, Hope & Heroes
Children’s Cancer Fund (since 2002).
Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).
22

Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Stephen Cohen[2] (1975)	Trustee (since 2024).
Senior Managing Director, Head of
Global Product Solutions of
BlackRock, Inc. (since 2024); Senior
Managing Director, Head of Europe,
Middle East and Africa Regions of
BlackRock, Inc. (2021-2024); Head of
iShares Index and Wealth in EMEA of
BlackRock, Inc. (2017-2021); Global
Head of Fixed Income Indexing of
BlackRock, Inc. (2016-2017); Chief
Investment Strategist for
International Fixed Income and
iShares of BlackRock, Inc. (2011-
2015).
Director of iShares, Inc. (since 2024); Trustee of iShares U.S. ETF Trust (since 2024).

1
Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
2
Stephen Cohen is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
Independent Trustees
Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Kerrigan (1955)	Trustee (since 2005); Independent Board Chair (since 2022).	Chief Investment Officer, Santa Clara University (2002-2025).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2022).
Jane D. Carlin (1956)	Trustee (since 2015); Securities Lending Committee Chair (since 2025).
Consultant (since 2012); Member of
the Audit Committee (2012-2018),
Chair of the Nominating and
Governance Committee (2017-2018)
and Director of PHH Corporation
(mortgage solutions) (2012-2018);
Managing Director and Global Head
of Financial Holding Company
Governance & Assurance and the
Global Head of Operational Risk
Management of Morgan Stanley
(2006-2012).

Director of iShares, Inc. (since 2015);
Trustee of iShares U.S. ETF Trust
(since 2015); Member of the Audit
Committee (since 2016), Chair of the
Audit Committee (since 2020) and
Director of The Hanover Insurance
Group, Inc. (since 2016).

Richard L. Fagnani (1954)	Trustee (since 2017); 15(c) Committee Chair (since 2025).	Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
Laura F. Fergerson (1962)	Trustee (since 2024); Audit Committee Chair (since 2025).	President, Franklin Templeton Services, LLC (2017-2024); Director of the Board of Crocker Art Museum Association (since 2019); President, Crocker Art Museum Foundation (2022-2023).	Director of iShares, Inc. (since 2024); Trustee of iShares U.S. ETF Trust (since 2024).
23

Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (1949)	Trustee (since 2005).
Chair of the Finance Committee
(since 2019) and Trustee and
Member of the Finance, Audit and
Quality Committees of Stanford
Health Care (since 2016); Trustee of
WNET, New York's public media
company (since 2011) and Member
of the Audit Committee (since 2018),
Investment Committee (since 2011)
and Personnel Committee (since
2022); Member of the Wyoming
State Investment Funds Committee
(since 2022); Trustee of Forward
Funds (14 portfolios) (2009-2018);
Trustee of Salient MF Trust (4
portfolios) (2015-2018); Director of
the Jackson Hole Center for the Arts
(since 2021).
Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).
James Lam (1961)	Trustee (since 2024); Risk Committee Chair (since 2025).
President, James Lam & Associates,
Inc. (since 2002); Director of the FAIR
Institute (since 2020); adjunct
professor at Carnegie Mellon
University (since 2018); Member,
Zicklin School of Business Dean's
Council of Baruch College (since
2017); Director and Audit Committee
Chair of RiskLens, Inc. (2018-2023);
Director, Risk Oversight Committee
Chair and Audit Committee Member
of E*TRADE Financial and E*TRADE
Bank (2012-2020).
Director of iShares, Inc. (since 2024); Trustee of iShares U.S. ETF Trust (since 2024).
Drew E. Lawton (1959)	Trustee (since 2017); Fixed Income Plus Committee Chair (since 2025).	Senior Managing Director of New York Life Insurance Company (2010- 2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017); Director of Jackson Financial Inc. (since 2021).
John E. Martinez (1961)	Trustee (since 2003); Equity Plus Committee Chair (since 2025).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).
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Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Madhav V. Rajan (1964)	Trustee (since 2011); Nominating and Governance Committee Chair (since 2025).
Dean, and George Pratt Shultz
Professor of Accounting, University
of Chicago Booth School of Business
(since 2017); Advisory Board
Member (since 2016) and Director
(since 2020) of C.M. Capital
Corporation; Chair of the Board for
the Center for Research in Security
Prices, LLC (since 2020); Director of
WellBe Senior Medical (since 2023);
Robert K. Jaedicke Professor of
Accounting, Stanford University
Graduate School of Business (2001-
2017); Professor of Law (by
courtesy), Stanford Law School
(2005-2017); Senior Associate Dean
for Academic Affairs and Head of
MBA Program, Stanford University
Graduate School of Business (2010-
2016).
Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).
Officers
Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years
Jessica Tan (1980)	President (since 2024).
Managing Director of BlackRock, Inc.
(since 2015); Head of Global Product
Solutions, Americas of BlackRock,
Inc. (since 2024) and Head of
Sustainable and Transition Solutions
of BlackRock, Inc. (2022-2024);
Global Head of Corporate Strategy of
BlackRock, Inc. (2019-2022); Chief of
Staff to the CEO of BlackRock, Inc.
(2017-2019).

Trent Walker (1974)	Treasurer and Chief Financial Officer (since 2020).
Managing Director of BlackRock, Inc.
(since 2019); Chief Financial Officer
of iShares Delaware Trust Sponsor
LLC, BlackRock Funds, BlackRock
Funds II, BlackRock Funds IV,
BlackRock Funds V and BlackRock
Funds VI (since 2021).

25

Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years
Aaron Wasserman (1974)	Chief Compliance Officer (since 2023).
Managing Director of BlackRock, Inc.
(since 2018); Chief Compliance
Officer of the BlackRock Multi-Asset
Complex, the BlackRock Fixed-
Income Complex and the iShares
Complex (since 2023); Deputy Chief
Compliance Officer for the BlackRock
Multi-Asset Complex, the BlackRock
Fixed-Income Complex and the
iShares Complex (2014-2023).

Marisa Rolland (1980)	Secretary (since 2022).	Managing Director of BlackRock, Inc. (since 2023); Director of BlackRock, Inc. (2018-2022).
Jennifer Hsui (1976)	Executive Vice President (since 2022).	Managing Director of BlackRock, Inc. (since 2009); Co-Head of Index Equity of BlackRock, Inc. (since 2022).
James Mauro (1970)	Executive Vice President (since 2021).	Managing Director of BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco Core Portfolio Management of BlackRock, Inc. (since 2020).
Elise Terry (1977)	Executive Vice President (since 2025).
Managing Director of BlackRock, Inc.
(since 2016); Head of U.S. iShares
(since 2024); Co-Head of Distribution
for U.S. Wealth Advisory (2023-2024);
National Sales Manager, Wirehouse
Channel (2020-2023).

Daniel Prince (1981)	Executive Vice President (since 2025).	Managing Director of BlackRock, Inc. (since 2023); Director of BlackRock, Inc. (2015-2022); Head of U.S. iShares Product (since 2025); Head of iShares Product Consulting (2015-2025).
The Board has concluded that, based on each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees, each Trustee should serve as a Trustee of the Board. Among the attributes common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Funds' investment adviser, other service providers, counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees. A Trustee’s ability to perform his or her duties effectively may have been attained through the Trustee’s educational background or professional training; business, consulting, public service or academic positions; experience from service as a Board member of the Funds and the other funds in the Trust (and any predecessor funds), other investment funds, public companies, or non-profit entities or other organizations; and/or other life experiences. Also, set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each Trustee that led the Board to conclude that he or she should serve (or continue to serve) as a Trustee.
Robert S. Kapito has been a Trustee of the Trust since 2009. Mr. Kapito has also served as a Director of iShares, Inc. since 2009, a Trustee of iShares U.S. ETF Trust since 2011 and a Director of BlackRock, Inc. since 2006. Mr. Kapito served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2010 to 2015. In addition, he has over 20 years of experience as part of
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BlackRock, Inc. and BlackRock’s predecessor entities. Mr. Kapito serves as President of BlackRock, Inc., and is a member of the Global Executive Committee and Chairman of the Global Operating Committee. He is responsible for day-to-day oversight of BlackRock's key operating units, including Investment Strategies, Client Businesses, Technology & Operations, and Risk & Quantitative Analysis. Prior to assuming his current responsibilities in 2007, Mr. Kapito served as Vice Chairman of BlackRock, Inc. and Head of BlackRock's Portfolio Management Group. In that role, he was responsible for overseeing all portfolio management within BlackRock, including the Fixed Income, Equity, Liquidity, and Alternative Investment Groups. Mr. Kapito serves as a member of the Board of Trustees of the University of Pennsylvania and the Harvard Business School Board of Dean’s Advisors. He has also been President of the Board of Directors for the Hope & Heroes Children's Cancer Fund since 2002. Mr. Kapito earned a BS degree in economics from the Wharton School of the University of Pennsylvania in 1979, and an MBA degree from Harvard Business School in 1983.
Stephen Cohen has been a Trustee of the Trust since 2024. Mr. Cohen has also served as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust since 2024. Mr. Cohen has also served as a Director of BlackRock Investment Management (UK) Limited, Director of BlackRock International Limited, and Director of BlackRock Group Limited since 2021. Mr. Cohen, Senior Managing Director, is BlackRock’s Chief Product Officer and a member of the Global Executive Committee. Mr. Cohen is responsible for the business strategy, innovation and commercialization of BlackRock’s full investment product platform, aligning product strategies with client needs and market trends, and unlocking new growth opportunities across iShares, Active, and Private Markets. Before assuming his current role in January 2024, Mr. Cohen served as the Head of Europe, Middle East and Africa from 2021, leading BlackRock in the region. He was previously Head of the iShares, Index and Wealth businesses in EMEA, overseeing BlackRock's relationships with wealth management firms and platforms, the development and distribution of active and index investments, and the firm’s equity index portfolio management capability in the region. Having joined BlackRock in 2011, Mr. Cohen initially served as the Chief Investment Strategist for International Fixed Income and iShares, and then, in 2016, as Global Head of Fixed Income Indexing. Prior to BlackRock, Mr. Cohen was Global Head of Equity Linked Strategy at Nomura Holdings, Inc. Mr. Cohen’s career began at UBS in 1996 before he joined ING Barings in 2003, having served as Director, Fixed Income at each firm. Mr. Cohen earned a Bachelor of Science degree in Economics from the University of Southampton, and holds certifications as a SFA Futures and Options Representative, a SFA Securities Registered Representative, and an IFPR Material Risk Taker.
John E. Kerrigan has been a Trustee of the Trust since 2005 and Chair of the Trust's Board since 2022. Mr. Kerrigan has also served as a Director of iShares, Inc. since 2005, a Trustee of iShares U.S. ETF Trust since 2011, Chair of the Equity Plus and Nominating and Governance Committees of each Board from 2019 to 2021, and as Chair of each Board since 2022. Mr. Kerrigan served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2010 to 2015. Mr. Kerrigan served as Chief Investment Officer of Santa Clara University from 2002 to 2025. Mr. Kerrigan was formerly a Managing Director at Merrill Lynch & Co., including the following responsibilities: Managing Director, Institutional Client Division, Western United States. Mr. Kerrigan has been a Director, since 1999, of The BASIC Fund (Bay Area Scholarships for Inner City Children). Mr. Kerrigan has a BA degree from Boston College and is a Chartered Financial Analyst Charterholder.
Jane D. Carlin has been a Trustee of the Trust since 2015 and Chair of the Securities Lending Committee since 2025. Ms. Carlin has also served as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust since 2015 and Chair of the Securities Lending Committee of each Board since 2025. Ms. Carlin has served as a consultant since 2012 and formerly served as Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley from 2006 to 2012. In addition, Ms. Carlin served as Managing Director and Global Head of the Bank Operational Risk Oversight Department of Credit Suisse Group from 2003 to 2006. Prior to that, Ms. Carlin served as Managing Director and Deputy General Counsel of Morgan Stanley. Ms. Carlin has over 30 years of experience in the financial sector and has served in a number of legal, regulatory, and risk management positions. Ms. Carlin has served as a member of the Audit Committee and as a Director of The Hanover Insurance Group, Inc., each since 2016, and as Chair of the Audit Committee since 2020. Ms. Carlin served as a member of the Audit Committee from 2012 to 2018, Chair of the Nominating and Governance Committee from 2017 to 2018 and as an Independent Director on the Board of PHH Corporation from 2012 to 2018. She previously served as a Director on the Boards of Astoria Financial Corporation and Astoria Bank. Ms. Carlin was appointed by the United States Treasury to the Financial Services Sector Coordinating Council for Critical Infrastructure Protection and Homeland Security, where she served as Chairperson from 2010 to 2012 and Vice Chair and Chair of the Cyber Security Committee from 2009 to 2010. Ms. Carlin has a BA degree in political science from State University of New York at Stony Brook and a JD degree from Benjamin N. Cardozo School of Law.
Richard L. Fagnani has been a Trustee of the Trust since 2017 and Chair of the 15(c) Committee since 2025. Mr. Fagnani has also served as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust since 2017 and Chair of the 15(c) Committee
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of each Board since 2025. Mr. Fagnani served as an Advisory Board Member of the Trust, iShares U.S. ETF Trust and iShares, Inc. from April 2017 to June 2017. Mr. Fagnani served as a Senior Audit Partner at KPMG LLP from 2002 to 2016, most recently as the U.S. asset management audit practice leader responsible for setting strategic direction and execution of the operating plan for the asset management audit practice. In addition, from 1977 to 2002, Mr. Fagnani served as an Audit Partner at Andersen LLP, where he developed and managed the asset management audit practice in the Philadelphia office. Mr. Fagnani served as a Trustee on the Board of the Walnut Street Theater in Philadelphia from 2009 to 2014 and as a member of the School of Business Advisory Board at LaSalle University from 2006 to 2014. Mr. Fagnani has also served as a Director of One Generation Away, a non-profit which works to bring healthy food directly to people in need, since 2021. Mr. Fagnani has a BS degree in Accounting from LaSalle University.
Laura F. Fergerson has been a Trustee of the Trust since 2024 and Chair of the Audit Committee of the Trust since 2025. Ms. Fergerson has also served as a Director of iShares, Inc., a Trustee of iShares U.S. ETF Trust since 2024, and Chair of the Audit Committee of each Board since 2025. From 2017 to 2024, Ms. Fergerson was the President of Franklin Templeton Services, LLC where she led the global fund administration division. Prior to that, she held various roles at Franklin Templeton since 1993, which included managing financial and regulatory reporting and global fund tax. Ms. Fergerson has been a Director, since 2019, of the Crocker Art Museum Association and was the President, from 2022 to 2023, of the Crocker Art Museum Foundation. Ms. Fergerson has a BA degree in Economics from the University of California, Berkeley and is a Certified Public Accountant (inactive) and a member of the American Institute of Certified Public Accountants.
Cecilia H. Herbert has been a Trustee of the Trust since 2005. Ms. Herbert has also served as a Director of iShares, Inc. since 2005, a Trustee of iShares U.S. ETF Trust since 2011 and Chair of the Trust's Board from 2016 to 2021. Ms. Herbert served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2010 to 2015. Previously, Ms. Herbert served as Trustee of the Montgomery Funds from 1992 to 2003, the Pacific Select Funds from 2004 to 2005, the Forward Funds from 2009 to 2018, the Salient Funds from 2015 to 2018 and the Thrivent Church Loan and Income Fund from 2019 to 2022. She has served as a member of the Finance, Audit and Quality Committees and Trustee of Stanford Health Care since 2016 and became Chair of the Finance Committee of Stanford Health Care in 2019. She has served as a Trustee of WNET, New York’s public media station, since 2011 and a Member of its Audit Committee since 2018. She was appointed to the Wyoming State Investment Funds Committee in 2022. She became a member of the Governing Council of the Independent Directors Council in 2018. She served as a Director of the Senior Center of Jackson Hole from 2020 to 2023 and of the Jackson Hole Center for the Arts since 2021. She was President of the Board of Catholic Charities CYO, the largest social services agency in the San Francisco Bay Area, from 2007 to 2011 and a member of that board from 1992 to 2013. From 1973 to 1990 she worked at J.P. Morgan/Morgan Guaranty Trust doing international corporate finance and corporate lending, retiring as Managing Director and Head of the West Coast Office. Ms. Herbert has been on numerous non-profit boards, chairing investment and finance committees. She holds a double major in economics and communications from Stanford University and an MBA from Harvard Business School.
James Lam has been a Trustee of the Trust since 2024 and Chair of the Risk Committee of the Trust since 2025. Mr. Lam has also served as a Director of iShares, Inc., a Trustee of iShares U.S. ETF Trust since 2024, and Chair of the Risk Committee of each Board since 2025. Mr. Lam has over 40 years of experience in corporate governance and risk management as a board director, management consultant, and chief risk officer. He has previously served as a director on public, private, and fund boards, including leadership roles as the chair of the risk, audit, and compliance committees. From 2012 to 2020, Mr. Lam was a Director of E*TRADE Financial and E*TRADE Bank, where he served as Risk Oversight Committee Chair and Audit Committee Member. Mr. Lam has been President of James Lam & Associates, Inc., a risk management consulting firm serving global clients across all major industry sectors, since 2002. Previously, Mr. Lam served as Founder and President of ERisk, a Partner of Oliver Wyman, and the Chief Risk Officer of Fidelity Investments. Mr. Lam has served as a Director of the FAIR Institute, a not-for-profit organization dedicated to advancing the discipline of cyber risk quantification, since 2020. Mr. Lam is the author of “Enterprise Risk Management” and “Implementing Enterprise Risk Management,” leading risk management books. He holds the NACD Directorship Certification and the NACD CERT Certificate in Cyber-Risk Oversight. Mr. Lam has been an adjunct professor at Carnegie Mellon University since 2018 and a member of the Zicklin School of Business Dean's Council of Baruch College since 2017. Mr. Lam has a BBA from Baruch College and an MBA from the University of California, Los Angeles.
Drew E. Lawton has been a Trustee of the Trust since 2017 and Chair of the Fixed Income Plus Committee of the Trust since 2025. Mr. Lawton has also served as a Director of iShares, Inc., a Trustee of iShares U.S. ETF Trust, and Chair of the Fixed Income Plus Committee of each Board since 2025. Mr. Lawton also served as an Advisory Board Member of the Trust, iShares, Inc. and iShares U.S. ETF Trust from 2016 to 2017. Mr. Lawton served as Director of Principal Funds, Inc., Principal
28

Variable Contracts Funds, Inc. and Principal Exchange-Traded Funds from March 2016 to October 2016. Mr. Lawton has also served as a member of the Compensation and Finance and Risk Committees and Director of Jackson Financial Inc. since 2021. Mr. Lawton served in various capacities at New York Life Insurance Company from 2010 to 2015, most recently as a Senior Managing Director and Chief Executive Officer of New York Life Investment Management. From 2008 to 2010, Mr. Lawton was the President of Fridson Investment Advisors, LLC. Mr. Lawton previously held multiple roles at Fidelity Investments from 1997 to 2008. Mr. Lawton has been an Adjunct Professor at the University of North Texas since 2021. Mr. Lawton has a BA degree in Administrative Science from Yale University and an MBA from University of North Texas.
John E. Martinez has been a Trustee of the Trust since 2003 and Chair of the Equity Plus Committee of the Trust since 2025. Mr. Martinez has also served as a Director of iShares, Inc. since 2003, a Trustee of iShares U.S. ETF Trust since 2011, and Chair of the Equity Plus Committee of each Board since 2025. Mr. Martinez served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2010 to 2015. Mr. Martinez is a Director of Real Estate Equity Exchange, Inc., providing governance oversight and consulting services to this privately held firm that develops products and strategies for homeowners in managing the equity in their homes. From 2017 to 2020, Mr. Martinez served as a Board member for the Cloudera Foundation. Mr. Martinez previously served as Director of Barclays Global Investors (“BGI”) UK Holdings, where he provided governance oversight representing BGI’s shareholders (Barclays PLC, BGI management shareholders) through oversight of BGI’s worldwide activities. Mr. Martinez also previously served as Co-Chief Executive Officer of the Global Index and Markets Group of BGI, Chairman of Barclays Global Investor Services and Chief Executive Officer of the Capital Markets Group of BGI. From 2003 to 2012, he was a Director and Executive Committee Member for Larkin Street Youth Services. He now serves on the Larkin Street Honorary Board. From 2012 to 2016, Mr. Martinez served as a Director for Reading Partners. Mr. Martinez has an AB degree in economics from The University of California, Berkeley and holds an MBA degree in finance and statistics from The University of Chicago Booth School of Business.
Madhav V. Rajan has been a Trustee of the Trust since 2011 and Chair of the Nominating and Governance Committee of the Trust since 2025. Mr. Rajan has also served as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust since 2011, and Chair of the Nominating and Governance Committee of each Board since 2025. Mr. Rajan served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2011 to 2015. Mr. Rajan is the Dean and George Pratt Shultz Professor of Accounting at the University of Chicago Booth School of Business and also serves as Chair of the Board for the Center for Research in Security Prices, LLC, an affiliate of the University of Chicago Booth School of Business, since 2020. He has served on the Advisory Board of C.M. Capital Corporation since 2016 and as a Director of C.M. Capital Corporation since 2020. Mr. Rajan has served as a director of WellBe Senior Medical since 2023. From 2001 to 2017, Mr. Rajan was the Robert K. Jaedicke Professor of Accounting at the Stanford University Graduate School of Business. In April 2017, he received the school’s Robert T. Davis Award for Lifetime Achievement and Service. He has taught accounting for over 25 years to undergraduate, MBA and law students, as well as to senior executives. From 2010 to 2016, Mr. Rajan served as the Senior Associate Dean for Academic Affairs and head of the MBA Program at the Stanford University Graduate School of Business. Mr. Rajan served as editor of “The Accounting Review” from 2002 to 2008 and is co-author of “Cost Accounting: A Managerial Emphasis,” a leading cost accounting textbook. From 2013 to 2018, Mr. Rajan served on the Board of Directors of Cavium Inc., a semiconductor company. Mr. Rajan holds MS and PhD degrees in Accounting from Carnegie Mellon University.
Board – Leadership Structure and Oversight Responsibilities
Overall responsibility for oversight of the Funds rests with the Board. The Board has engaged BFA to manage the Funds on a day-to-day basis. The Board is responsible for overseeing BFA and other service providers in the operations of the Funds in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust’s charter. The Board is currently composed of eleven members, nine of whom are Independent Trustees. The Board currently conducts regular in person meetings four times a year. In addition, the Board frequently holds special in person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. The Independent Trustees meet regularly outside the presence of management, in executive session or with other service providers to the Trust.
The Board has appointed an Independent Trustee to serve in the role of Board Chair. The Board Chair’s role is to preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Board Chair may also perform such other functions as may be delegated by the Board from time to time. The Board has established seven standing Committees: a Nominating and Governance Committee, an Audit Committee, a 15(c) Committee, a Securities Lending Committee, a Risk Committee, an Equity Plus Committee and a Fixed Income Plus Committee to assist the Board in the oversight and direction of the business and affairs of the Funds, and from time to time
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the Board may establish ad hoc committees or informal working groups to review and address the policies and practices of the Funds with respect to certain specified matters. The Chair of each standing Committee is an Independent Trustee. The role of the Chair of each Committee is to preside at all meetings of the Committee and to act as a liaison with service providers, officers, attorneys and other Trustees between meetings. Each standing Committee meets regularly to conduct the oversight functions delegated to the Committee by the Board and reports its finding to the Board. The Board and each standing Committee conduct annual assessments of their oversight function and structure. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise independent judgment over management and it allocates areas of responsibility among committees of Independent Trustees and the full Board to enhance effective oversight.
Day-to-day risk management with respect to the Funds is the responsibility of BFA or other service providers (depending on the nature of the risk), subject to the supervision of BFA. Each Fund is subject to a number of risks, including investment, compliance, operational, reputational, counterparty and valuation risks, among others. While there are a number of risk management functions performed by BFA and other service providers, as applicable, it is not possible to identify and eliminate all of the risks applicable to the Funds. The Trustees have an oversight role in this area, satisfying themselves that risk management processes and controls are in place and operating effectively. Risk oversight forms part of the Board’s general oversight of each Fund and is addressed as part of various Board and committee activities. In some cases, risk management issues are specifically addressed in presentations and discussions. For example, BFA has an independent dedicated Risk and Quantitative Analysis Group (“RQA”) that assists BFA in managing fiduciary and corporate risks, including investment, operational, counterparty credit and enterprise risk. Representatives of RQA meet with the Board to discuss their analysis and methodologies, as well as specific risk topics such as operational and counterparty risks relating to the Funds. The Board, directly or through a committee, also reviews reports from, among others, management and the independent registered public accounting firm for the Trust, as appropriate, regarding risks faced by each Fund and management’s risk functions. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Trust's compliance program, including assessments by independent third parties, and reports to the Board regarding compliance matters for the Trust and its principal service providers. In testing and maintaining the compliance program, the Chief Compliance Officer (and his or her delegates) assesses key compliance risks affecting each Fund, and addresses them in periodic reports to the Board. In addition, the Audit Committee meets with both the Funds' independent registered public accounting firm and BFA’s internal audit group to review risk controls in place that support each Fund as well as test results. Board oversight of risk is also performed as needed between meetings through communications between BFA and the Board. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities. From time to time, the Board may modify the manner in which it conducts risk oversight. The Board’s oversight role does not make it a guarantor of the Funds' investment performance or other activities.
Committees of the Board of Trustees.  The members of the Audit Committee are Laura F. Fergerson (Chair), Richard L. Fagnani (Co-Chair from January 1, 2025 to June 30, 2025), Cecilia H. Herbert and John E. Martinez, each of whom is an Independent Trustee. The purposes of the Audit Committee are to assist the Board (i) in its oversight of the Trust's accounting and financial reporting principles and policies and related controls and procedures maintained by or on behalf of the Trust; (ii) in its oversight of the Trust's financial statements and the independent audit thereof; (iii) in selecting, evaluating and, where deemed appropriate, replacing the independent accountants (or nominating the independent accountants to be proposed for shareholder approval in any proxy statement); (iv) in evaluating the independence of the independent accountants; (v) in complying with legal and regulatory requirements that relate to the Trust's accounting and financial reporting, internal controls, compliance controls and independent audits; and (vi) to assume such other responsibilities as may be delegated by the Board. The Audit Committee met five times during the fiscal year ended July 31, 2025.
The members of the Nominating and Governance Committee are Madhav V. Rajan (Chair), Richard L. Fagnani, Laura F. Fergerson, and Cecilia H. Herbert, each of whom is an Independent Trustee. The Nominating and Governance Committee nominates individuals for Independent Trustee membership on the Board and recommends appointments to the Advisory Board. The Nominating and Governance Committee functions include, but are not limited to, the following: (i) reviewing the qualifications of any person properly identified or nominated to serve as an Independent Trustee; (ii) recommending to the Board and current Independent Trustees the nominee(s) for appointment as an Independent Trustee by the Board and current Independent Trustees and/or for election as Independent Trustees by shareholders to fill any vacancy for a position of Independent Trustee(s) on the Board; (iii) recommending to the Board and current Independent Trustees the size and composition of the Board and Board committees and whether they comply with applicable laws and regulations; (iv) recommending a current Independent Trustee to the Board and current Independent Trustees to serve as Board Chair; (v) periodic review of the Board's retirement policy; and (vi) recommending an appropriate level of compensation for the
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Independent Trustees for their services as Trustees, members or chairpersons of committees of the Board, Board Chair and any other positions as the Nominating and Governance Committee considers appropriate. The Nominating and Governance Committee does not consider Board nominations recommended by shareholders (acting solely in their capacity as a shareholder and not in any other capacity). The Nominating and Governance Committee met three times during the fiscal year ended July 31, 2025.
Each Independent Trustee serves on the 15(c) Committee. The Chair of the 15(c) Committee is Richard L. Fagnani. The principal responsibilities of the 15(c) Committee are to support, oversee and organize on behalf of the Board the process for the annual review and renewal of the Trust's advisory and sub-advisory agreements. These responsibilities include: (i) meeting with BlackRock, Inc. in advance of the Board meeting at which the Trust's advisory and sub-advisory agreements are to be considered to discuss generally the process for providing requested information to the Board and the format in which information will be provided; and (ii) considering and discussing with BlackRock, Inc. such other matters and information as may be necessary and appropriate for the Board to evaluate the investment advisory and sub-advisory agreements of the Trust. The 15(c) Committee met two times during the fiscal year ended July 31, 2025.
The members of the Securities Lending Committee are Jane D. Carlin (Chair), James C. Lam, Drew E. Lawton and John E. Martinez, each of whom is an Independent Trustee. The principal responsibilities of the Securities Lending Committee are to support, oversee and organize on behalf of the Board the process for oversight of the Trust's securities lending activities. These responsibilities include: (i) requesting that certain information be provided to the Committee for its review and consideration prior to such information being provided to the Board; (ii) considering and discussing with BlackRock, Inc. such other matters and information as may be necessary and appropriate for the Board to oversee the Trust's securities lending activities and make required findings and approvals; and (iii) providing a recommendation to the Board regarding the annual approval of the Trust's Securities Lending Guidelines and the required findings with respect to, and annual approval of, the Trust's agreement with the securities lending agent. The Securities Lending Committee met six times during the fiscal year ended July 31, 2025.
The members of the Equity Plus Committee are John E. Martinez (Chair), Jane D. Carlin, Richard L. Fagnani, and Cecilia H. Herbert, each of whom is an Independent Trustee. The principal responsibilities of the Equity Plus Committee are to support, oversee and organize on behalf of the Board the process for oversight of Trust performance and related matters for equity funds. These responsibilities include: (i) reviewing quarterly reports regarding Trust performance, secondary market trading and changes in net assets to identify any matters that should be brought to the attention of the Board; and (ii) considering any performance or investment related matters as may be delegated to the Committee by the Board from time to time and providing a report or recommendation to the Board as appropriate. The Equity Plus Committee met four times during the fiscal year ended July 31, 2025.
The members of the Fixed Income Plus Committee are Drew E. Lawton (Chair), Laura F. Fergerson, James C. Lam and Madhav V. Rajan, each of whom is an Independent Trustee. The principal responsibilities of the Fixed Income Plus Committee are to support, oversee and organize on behalf of the Board the process for oversight of Trust performance and related matters for fixed-income or multi-asset funds. These responsibilities include: (i) reviewing quarterly reports regarding Trust performance, secondary market trading and changes in net assets to identify any matters that should be brought to the attention of the Board; and (ii) considering any performance or investment related matters as may be delegated to the Committee by the Board from time to time and providing a report or recommendation to the Board as appropriate. The Fixed Income Plus Committee met four times during the fiscal year ended July 31, 2025.
The members of the Risk Committee are James C. Lam (Chair), Jane D. Carlin (Co-Chair from January 1, 2025 to June 30, 2025), Cecilia H. Herbert, Drew E. Lawton and Madhav V. Rajan, each of whom is an Independent Trustee. The principal responsibility of the Risk Committee is to consider and organize on behalf of the Board risk related matters of the Funds so the Board may most effectively structure itself to oversee them. The Risk Committee commenced on January 1, 2016. The Risk Committee met five times during the fiscal year ended July 31, 2025.
As the Chair of the Board, John E. Kerrigan may serve as an ex-officio member of each Committee.
The following table sets forth, as of December 31, 2024, the dollar range of equity securities beneficially owned by each Trustee in the Funds and in other registered investment companies overseen by the Trustee within the same family of investment companies as the Trust. If a fund is not listed below, the Trustee did not own any securities in that fund as of the date indicated above:
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Name	Fund	Dollar Range of Equity Securities in Named Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Robert S. Kapito	None	None	None

Stephen Cohen[1]	None	None	None

John E. Kerrigan	iShares Core MSCI Emerging Markets ETF	$1-$10,000	Over $100,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares ESG Advanced MSCI EAFE ETF	$1-$10,000
	iShares ESG Advanced MSCI USA ETF	$10,001-$50,000
	iShares ESG Aware MSCI EAFE ETF	$10,001-$50,000
	iShares ESG Aware MSCI EM ETF	$1-$10,000
	iShares ESG Aware MSCI USA ETF	$10,001-$50,000
	iShares ESG Aware MSCI USA Small-Cap ETF	$10,001-$50,000
	iShares ESG MSCI KLD 400 ETF	$10,001-$50,000
	iShares Future Exponential Technologies ETF	Over $100,000
	iShares Genomics Immunology and Healthcare ETF	$50,001-$100,000
	iShares Global Clean Energy ETF	Over $100,000
	iShares Global Infrastructure ETF	Over $100,000
	iShares MSCI ACWI ex U.S. ETF	Over $100,000
	iShares MSCI EAFE Growth ETF	$10,001-$50,000
	iShares MSCI EAFE Value ETF	$10,001-$50,000
	iShares MSCI Emerging Markets ex China ETF	$10,001-$50,000
	iShares MSCI USA Equal Weighted ETF	Over $100,000
	iShares ESG Optimized MSCI USA ETF	$10,001-$50,000
	iShares MSCI USA Quality Factor ETF	$10,001-$50,000
	iShares S&P 500 Growth ETF	$50,001-$100,000
	iShares S&P 500 Value ETF	$10,001-$50,000
	iShares U.S. Infrastructure ETF	$1-$10,000
	iShares U.S. Technology ETF	$10,001-$50,000

Jane D. Carlin	iShares Core MSCI EAFE ETF	$50,001-$100,000	Over $100,000
	iShares Core MSCI Emerging Markets ETF	$10,001-$50,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P Mid-Cap ETF	$10,001-$50,000
	iShares Core S&P Small-Cap ETF	Over $100,000
	iShares Global Clean Energy ETF	$1-$10,000
	iShares MSCI ACWI ex U.S. ETF	$50,001-$100,000
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Name	Fund	Dollar Range of Equity Securities in Named Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
	iShares MSCI Global Select Metals and Mining Producers	$10,001-$50,000
	iShares Select Dividend ETF	$50,001-$100,000
	iShares Short Treasury Bond ETF	$10,001-$50,000

Richard L. Fagnani	iShares Core Dividend Growth ETF	Over $100,000	Over $100,000
	iShares Core MSCI EAFE ETF	$50,001-$100,000
	iShares Core MSCI Europe ETF	$50,001-$100,000
	iShares Core MSCI International Developed Markets ETF	Over $100,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P Small-Cap ETF	Over $100,000
	iShares Core S&P Total U.S. Stock Market ETF	Over $100,000
	iShares Core S&P U.S. Growth ETF	Over $100,000
	iShares International Dividend Growth ETF	$50,001-$100,000
	iShares Morningstar Growth ETF	Over $100,000
	iShares Morningstar Mid-Cap ETF	Over $100,000
	iShares Morningstar Mid-Cap Value ETF	$10,001-$50,000
	iShares MSCI Intl Momentum Factor ETF	Over $100,000
	iShares MSCI Intl Value Factor ETF	$50,001-$100,000
	iShares U.S. Real Estate ETF	$10,001-$50,000

Laura F. Fergerson[2]	iShares Core S&P Small-Cap ETF	$50,001-$100,000	Over $100,000
	iShares Preferred and Income Securities ETF	Over $100,000
	iShares Russell 1000 Growth ETF	$50,001-$100,000
	iShares Russell 2000 Growth ETF	$50,001-$100,000

Cecilia H. Herbert	iShares 1-5 Year Investment Grade Corporate Bond ETF	$10,001-$50,000	Over $100,000
	iShares Core Dividend Growth ETF	Over $100,000
	iShares Core MSCI Total International Stock ETF	$10,001-$50,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P U.S. Growth ETF	Over $100,000
	iShares Core S&P U.S. Value ETF	Over $100,000
	iShares MSCI USA Value Factor ETF	Over $100,000

James Lam[2]	iShares 7-10 Year Treasury Bond ETF	Over $100,000	Over $100,000
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Name	Fund	Dollar Range of Equity Securities in Named Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
	iShares 10-20 Year Treasury Bond ETF	$50,001-$100,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P Mid-Cap ETF	Over $100,000
	iShares Dow Jones U.S. ETF	Over $100,000
	iShares Global Infrastructure ETF	$50,001-$100,000
	iShares Russell 2000 Growth ETF	Over $100,000
	iShares Russell 2000 Value ETF	Over $100,000
	iShares S&P 500 Growth ETF	Over $100,000
	iShares S&P 500 Value ETF	Over $100,000
	iShares Semiconductor ETF	$50,001-$100,000
	iShares TIPS Bond ETF	Over $100,000

Drew E. Lawton	iShares 1-3 Year Treasury Bond ETF	Over $100,000	Over $100,000
	iShares 20+ Year Treasury Bond BuyWrite Strategy ETF	$50,001-$100,000
	iShares Biotechnology ETF	$50,001-$100,000
	iShares Core Dividend Growth ETF	Over $100,000
	iShares Core MSCI Total International Stock ETF	$10,001-$50,000
	iShares Core S&P Total U.S. Stock Market ETF	Over $100,000
	iShares Core US Aggregate Bond ETF	$50,001-$100,000
	iShares Expanded Tech Sector ETF	$50,001-$100,000
	iShares Future Exponential Technologies ETF	Over $100,000
	iShares Global Financials ETF	$10,001-$50,000
	iShares MSCI Japan ETF	$50,001-$100,000
	iShares U.S. Financial Services ETF	$10,001-$50,000
	iShares U.S. Financials ETF	$10,001-$50,000
	iShares U.S. Healthcare ETF	Over $100,000

John E. Martinez	iShares Core MSCI International Developed Markets ETF	$10,001-$50,000	Over $100,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P Small-Cap ETF	Over $100,000
	iShares Global Consumer Staples ETF	$50,001-$100,000
	iShares Large Cap Max Buffer Sep ETF	Over $100,000
	iShares Russell 1000 ETF	Over $100,000
	iShares Russell 2000 ETF	Over $100,000

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Name	Fund	Dollar Range of Equity Securities in Named Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Madhav V. Rajan	iShares Core MSCI International Developed Markets ETF	Over $100,000	Over $100,000
	iShares Core S&P 500 ETF	Over $100,000

1
Appointed to serve as an Interested Trustee effective March 5, 2024.
2
Appointed to serve as an Independent Trustee effective April 8, 2024.
As of December 31, 2024, none of the Independent Trustees or their immediate family members owned beneficially or of record any securities of BFA (the Funds' investment adviser), the Distributor or any person controlling, controlled by or under common control with BFA or the Distributor.
Remuneration of Trustees and Advisory Board Members.  Effective January 1, 2025, each current Independent Trustee is paid an annual retainer of $475,000 for his or her services as a Board member to the BlackRock-advised Funds in the iShares Complex, together with out-of-pocket expenses in accordance with the Board’s policy on travel and other business expenses relating to attendance at meetings. The annual retainer for services as an Advisory Board Member is the same as the annual retainer for services as a Board member. The Independent Chair of the Board is paid an additional annual retainer of $125,000. The Chair of each of the Audit Committee, Risk Committee, Equity Plus Committee, Fixed Income Plus Committee, Securities Lending Committee, Nominating and Governance Committee and 15(c) Committee is paid an additional annual retainer of $50,000. The Co-Chair of each of the Audit Committee and Risk Committee was paid an additional retainer of $25,000. Prior to January 1, 2025, each Independent Trustee that served as a director of subsidiaries of the iShares Complex was paid an additional annual retainer of $10,000.
The table below sets forth the compensation paid to each Independent Trustee for services to the Funds and the aggregate compensation paid to them for services to the iShares Complex. Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation from its management fees. Compensation from the iShares Complex is not paid to Interested Trustees.
Trustee	Aggregate Compensation for the Funds in this SAI[1]	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Benefits Upon Retirement	Aggregate Compensation for the iShares Complex[2]
Interested Trustees:

Robert S. Kapito	None	Not Applicable	Not Applicable	None
Stephen Cohen[3]	None	Not Applicable	Not Applicable	None

Interested Trustees:

Jane D. Carlin	$6,050	Not Applicable	Not Applicable	$505,000
Richard L. Fagnani	5,996	Not Applicable	Not Applicable	515,000
Laura F. Fergerson[4]	5,251	Not Applicable	Not Applicable	341,250
Cecilia H. Herbert	5,806	Not Applicable	Not Applicable	525,000
James Lam[4]	5,251	Not Applicable	Not Applicable	341,250
John E. Kerrigan	6,928	Not Applicable	Not Applicable	580,000
Drew E. Lawton	6,094	Not Applicable	Not Applicable	500,000
John E. Martinez	5,977	Not Applicable	Not Applicable	490,000
Madhav V. Rajan	5,977	Not Applicable	Not Applicable	490,000

1
Calculated by multiplying the “Aggregate Compensation for the iShares Complex” by the number of Funds in this SAI compared to the number of funds in the iShares Complex as of the fiscal year end.
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2
Includes compensation for services to iShares, Inc, iShares Trust, and iShares U.S. ETF Trust for the most recent calendar year end.
3
Appointed to serve as an Interested Trustee effective March 5, 2024.
4
Appointed to serve as an Independent Trustee effective April 8, 2024.
Control Persons and Principal Holders of Securities.
The Trustees and officers of the Trust collectively owned less than 1% of each Fund's outstanding shares as of October 31, 2025.
Although the Trust does not have information concerning the beneficial ownership of shares held in the names of Depository Trust Company (“DTC”) participants (as defined below), as of October 31, 2025, the name and percentage ownership of each DTC participant that owned of record 5% or more of the outstanding shares of a Fund were as follows:

Fund	Name	Percentage of Ownership
iShares Large Cap Accelerated Outcome ETF	State Street Bank and Trust Company 1776 Heritage Drive North Quincy, MA 02171	76.92%
	Goldman, Sachs & Co. 30 Hudson Street 16th Floor Jersey City, NJ 07302	10.39%

iShares Large Cap Max Buffer Mar ETF	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	38.85%
	State Street Bank and Trust Company 1776 Heritage Drive North Quincy, MA 02171	29.41%
	National Financial Services LLC 245 Summer Street Boston, MA 02210	14.13%
	Goldman, Sachs & Co. 30 Hudson Street 16th Floor Jersey City, NJ 07302	5.97%

iShares Large Cap Max Buffer Jun ETF	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	49.37%
	National Financial Services LLC 245 Summer Street Boston, MA 02210	32.15%

iShares Large Cap Max Buffer Sep ETF	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	66.96%
	National Financial Services LLC 245 Summer Street Boston, MA 02210	19.83%

iShares Large Cap Max Buffer Dec ETF	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	40.34%
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Fund	Name	Percentage of Ownership
	National Financial Services LLC 245 Summer Street Boston, MA 02210	35.22%
	State Street Bank and Trust Company 1776 Heritage Drive North Quincy, MA 02171	13.70%

Conflicts of Interest.  Certain activities of BlackRock, Inc., BlackRock Advisors, LLC, BlackRock Fund Advisors and the other subsidiaries of BlackRock, Inc. (collectively referred to in this section as “BlackRock”) and their respective directors, officers or employees, with respect to the Funds and/or other accounts managed by BlackRock, may give rise to actual or perceived conflicts of interest such as those described below.
BlackRock is one of the world’s largest asset management firms. BlackRock, its subsidiaries and their respective directors, officers and employees, including the business units or entities and personnel who may be involved in the investment activities and business operations of a Fund, are engaged worldwide in businesses, including managing equities, fixed income securities, cash and alternative investments, and other financial services, and have interests other than that of managing the Funds. These are considerations of which investors in a Fund should be aware, and which may cause conflicts of interest that could disadvantage a Fund and its shareholders. These businesses and interests include potential multiple advisory, transactional, financial and other relationships with, or interests in companies and interests in securities or other instruments that may be purchased or sold by a Fund.
BlackRock has proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of a Fund and/or that engage in transactions in the same types of securities, currencies and instruments as the Fund. BlackRock is also a major participant in the global currency, equities, swap and fixed income markets, in each case, for the accounts of clients and, in some cases, on a proprietary basis. As such, BlackRock is or may be actively engaged in transactions in the same securities, currencies, and instruments in which a Fund invests.
Such activities could affect the prices and availability of the securities, currencies, and instruments in which a Fund invests, which could have an adverse impact on a Fund’s performance. Such transactions, particularly in respect of most proprietary accounts or client accounts, will be executed independently of a Fund’s transactions and thus at prices or rates that may be more or less favorable than those obtained by the Fund. In addition, the portfolio holdings of certain BlackRock-advised investment vehicles managed in an identical or substantially similar manner as certain Funds are made publicly available on a more timely basis than the applicable Fund. In some cases, such portfolio holdings are made publicly available on a daily basis. While not expected, it is possible that a recipient of portfolio holdings information for such an investment vehicle could cause harm to a Fund that is managed in an identical or substantially similar manner, including by trading ahead of or against such Fund based on the information received.
When BlackRock seeks to purchase or sell the same assets for client accounts, including a Fund, the assets actually purchased or sold may be allocated among the accounts on a basis determined in its good faith discretion to be equitable. In some cases, this system may adversely affect the size or price of the assets purchased or sold for a Fund. In addition, transactions in investments by one or more other accounts managed by BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of a Fund, particularly, but not limited to, with respect to small capitalization, emerging market or less liquid strategies. This may occur with respect to BlackRock-advised accounts when investment decisions regarding a Fund are based on research or other information that is also used to support decisions for other accounts. When BlackRock implements a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for a Fund, market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Fund could otherwise be disadvantaged. BlackRock may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences, which may cause a Fund to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so.
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Conflicts may also arise because portfolio decisions regarding a Fund may benefit other accounts managed by BlackRock. For example, the sale of a long position or establishment of a short position by a Fund may impair the price of the same security sold short by (and therefore benefit) BlackRock or its other accounts or funds, and the purchase of a security or covering of a short position in a security by a Fund may increase the price of the same security held by (and therefore benefit) BlackRock or its other accounts or funds.
BlackRock, on behalf of other client accounts, on the one hand, and a Fund, on the other hand, may invest in or extend credit to different parts of the capital structure of a single issuer. BlackRock may pursue rights, provide advice or engage in other activities, or refrain from pursuing rights, providing advice or engaging in other activities, on behalf of other clients with respect to an issuer in which a Fund has invested, and such actions (or refraining from action) may have a material adverse effect on the Fund. In situations in which clients of BlackRock (including the Funds) hold positions in multiple parts of the capital structure of an issuer, BlackRock may not pursue certain actions or remedies that may be available to a Fund, as a result of legal and regulatory requirements or otherwise. BlackRock addresses these and other potential conflicts of interest based on the facts and circumstances of particular situations. For example, BlackRock may determine to rely on information barriers between different business units or portfolio management teams. BlackRock may also determine to rely on the actions of similarly situated holders of loans or securities rather than, or in connection with, taking such actions itself on behalf of the Funds.
In addition, to the extent permitted by applicable law, certain Funds may invest their assets in other funds advised by BlackRock, including funds that are managed by one or more of the same portfolio managers, which could result in conflicts of interest relating to asset allocation, timing of Fund purchases and redemptions or sales, and increased remuneration and profitability for BlackRock and/or its personnel, including portfolio managers.
In certain circumstances, BlackRock, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BlackRock. BlackRock may (but is not required to) effect purchases and sales between BlackRock clients (“cross trades”), including the Funds, if BlackRock believes such transactions are appropriate based on each party’s investment objectives and guidelines, subject to applicable law and regulation. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit BlackRock’s decision to engage in these transactions for the Funds. BlackRock may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.
BlackRock and its clients may pursue or enforce rights with respect to an issuer in which a Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of the Fund’s investments may be negatively impacted by the activities of BlackRock or its clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.
The results of a Fund’s investment activities may differ significantly from the results achieved by BlackRock for its proprietary accounts or other accounts (including investment companies or collective investment vehicles) that it manages or advises. It is possible that one or more accounts managed or advised by BlackRock and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which one or more proprietary or other accounts managed or advised by BlackRock achieve significant profits. The opposite result is also possible.
From time to time, a Fund may be restricted from purchasing or selling securities, or from engaging in other investment activities because of regulatory, legal or contractual requirements applicable to BlackRock or other accounts managed or advised by BlackRock, and/or the internal policies of BlackRock designed to comply with such requirements. As a result, there may be periods, for example, when BlackRock will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which BlackRock is performing services or when position limits have been reached. For example, the investment activities of BlackRock for its proprietary accounts and accounts under its management may limit the investment opportunities for a Fund in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.
In connection with its management of a Fund, BlackRock may have access to certain fundamental analysis and proprietary technical models developed by BlackRock. BlackRock will not be under any obligation, however, to effect transactions on behalf of a Fund in accordance with such analysis and models. In addition, BlackRock will not have any obligation to make available any information regarding its proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of a Fund and it is not anticipated that BlackRock will have
38

access to such information for the purpose of managing the Fund. The proprietary activities or portfolio strategies of BlackRock, or the activities or strategies used for accounts managed by BlackRock or other client accounts could conflict with the transactions and strategies employed by BlackRock in managing a Fund.
The Funds may be included in investment models developed by BlackRock for use by clients and financial advisors. To the extent clients invest in these investment models and increase the assets under management of the Funds, the investment management fee amounts paid by the Funds to BlackRock may also increase. The net asset value and liquidity of a Fund may be impacted by purchases and sales of the Fund by model-driven investment portfolios, as well as by BlackRock itself and by its advisory clients. In addition, certain principals and certain employees of a Fund’s investment adviser are also principals or employees of other business units or entities within BlackRock. As a result, these principals and employees may have obligations to such other business units or entities or their clients and such obligations to other business units or entities or their clients may be a consideration of which investors in a Fund should be aware.
BlackRock may enter into transactions and invest in securities, instruments and currencies on behalf of a Fund in which clients of BlackRock, or, to the extent permitted by the SEC and applicable law, BlackRock, serves as the counterparty, principal or issuer. In such cases, such party’s interests in the transaction will be adverse to the interests of the Fund, and such party may have no incentive to assure that the Fund obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by a Fund may enhance the profitability of BlackRock.
BlackRock may also create, write or issue derivatives for clients, the underlying securities, currencies or instruments of which may be those in which a Fund invests or which may be based on the performance of the Fund. Additionally, an affiliate of BlackRock will create, write or issue options, which may be based on the performance of certain Funds. BlackRock has entered into an arrangement with Markit Indices Limited, the index provider for underlying fixed-income indexes used by certain iShares ETFs, related to derivative fixed-income products that are based on such iShares ETFs. Trading activity in these derivative products could also potentially lead to greater liquidity for such products, increased purchase activity with respect to these iShares ETFs and increased assets under management for BlackRock. A Fund may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by BlackRock and may also enter into transactions with other clients of BlackRock where such other clients have interests adverse to those of the Fund. At times, these activities may cause business units or entities within BlackRock to give advice to clients that may cause these clients to take actions adverse to the interests of the Fund. To the extent such transactions are permitted, a Fund will deal with BlackRock on an arms-length basis.
To the extent authorized by applicable law, BlackRock may act as broker, dealer, agent, lender or adviser or in other commercial capacities for a Fund. It is anticipated that the commissions, mark-ups, markdowns, financial advisory fees, underwriting and placement fees, sales fees, financing and commitment fees, brokerage fees, other fees, compensation or profits, rates, terms and conditions charged by BlackRock will be in its view commercially reasonable, although BlackRock, including its sales personnel, will have an interest in obtaining fees and other amounts that are favorable to BlackRock and such sales personnel, which may have an adverse effect on the Funds. Index based funds may use an index provider that is affiliated with another service provider of the Fund or BlackRock that acts as a broker, dealer, agent, lender or in other commercial capacities for a Fund or BlackRock.
Subject to applicable law, BlackRock (and its personnel and other distributors) will be entitled to retain fees and other amounts that they receive in connection with their service to the Funds as broker, dealer, agent, lender, adviser or in other commercial capacities. No accounting to the Funds or their shareholders will be required, and no fees or other compensation payable by the Funds or their shareholders will be reduced by reason of receipt by BlackRock of any such fees or other amounts.
When BlackRock acts as broker, dealer, agent, adviser or in other commercial capacities in relation to the Funds, BlackRock may take commercial steps in its own interests, which may have an adverse effect on the Funds. A Fund will be required to establish business relationships with its counterparties based on the Fund’s own credit standing. BlackRock will not have any obligation to allow its credit to be used in connection with a Fund’s establishment of its business relationships, nor is it expected that the Fund’s counterparties will rely on the credit of BlackRock in evaluating the Fund’s creditworthiness.
BTC, an affiliate of BlackRock, pursuant to SEC exemptive relief, acts as securities lending agent to, and receives a share of securities lending revenues from, the Funds. BlackRock will also receive compensation for managing the reinvestment of the cash collateral from securities lending. There are potential conflicts of interests in managing a securities lending program,
39

including but not limited to: (i) BlackRock as securities lending agent may have an incentive to, among other things, increase or decrease the amount of securities on loan or to lend particular securities in order to generate additional risk-adjusted revenue for BlackRock and its affiliates; and (ii) BlackRock as securities lending agent may have an incentive to allocate loans to clients that would provide more revenue to BlackRock. As described further below, BlackRock seeks to mitigate this conflict by providing its securities lending clients with equal lending opportunities over time in order to approximate pro rata allocation.
As part of its securities lending program, BlackRock indemnifies the Funds and certain other clients and/ or funds against a shortfall in collateral in the event of borrower default. On a regular basis, BlackRock calculates the potential dollar exposure of collateral shortfall resulting from a borrower default (“shortfall risk”) in the securities lending program. BlackRock establishes program-wide borrower limits (“credit limits”) to actively manage borrower-specific credit exposure. BlackRock oversees the risk model that calculates projected collateral shortfall values using loan-level factors such as loan and collateral type and market value as well as specific borrower credit characteristics. When necessary, BlackRock may adjust securities lending program attributes by restricting eligible collateral or reducing borrower credit limits. As a result, the management of program-wide exposure as well as BlackRock-specific indemnification exposure may affect the amount of securities lending activity BlackRock may conduct at any given point in time by reducing the volume of lending opportunities for certain loans (including by asset type, collateral type and/or revenue profile).
BlackRock may decline to make a securities loan on behalf of a Fund, discontinue lending on behalf of a Fund or terminate a securities loan on behalf of a Fund for any reason, including but not limited to regulatory requirements and/or market rules, liquidity considerations, or credit considerations, which may impact Funds by reducing or eliminating the volume of lending opportunities for certain types of loans, loans in particular markets, loans of particular securities or types of securities, or for loans overall. In addition, some borrowers may prefer certain BlackRock lenders that provide additional protections against lender default that are favored by their prudential regulation.
BlackRock uses a predetermined systematic process in order to approximate pro rata allocation over time. In order to allocate a loan to a portfolio: (i) BlackRock as a whole must have sufficient lending capacity pursuant to the various program limits (i.e., indemnification exposure limit and borrower credit limits); (ii) the lending portfolio must hold the asset at the time a loan opportunity arrives; and (iii) the lending portfolio must also have enough inventory, either on its own or when aggregated with other portfolios into one single market delivery, to satisfy the loan request. In doing so, BlackRock seeks to provide equal lending opportunities for all portfolios, independent of whether BlackRock indemnifies the portfolio. Equal opportunities for lending portfolios does not guarantee equal outcomes. Specifically, short and long-term outcomes for individual clients may vary due to asset mix, asset/liability spreads on different securities, and the overall limits imposed by the firm.
Purchases and sales of securities and other assets for a Fund may be bunched or aggregated with orders for other BlackRock client accounts, including with accounts that pay different transaction costs solely due to the fact that they have different research payment arrangements. BlackRock, however, is not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that bunching or aggregating is not practicable or required, or in cases involving client direction.
Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.
BlackRock does not currently enter into arrangements to use the Fund’s assets for, or participate in, soft dollars, although BlackRock may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that BlackRock receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by BlackRock.
Subject to applicable law, BlackRock may select brokers that furnish BlackRock, the Funds, other BlackRock client accounts or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in BlackRock’s view, appropriate assistance to BlackRock in the investment decision-making process (including with respect to
40

futures, fixed-price offerings and OTC transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; research-oriented software and other services and products.
Research or other services obtained in this manner may be used in servicing any or all of the Funds and other BlackRock client accounts, including in connection with BlackRock client accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other BlackRock client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other BlackRock client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BlackRock client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Funds and to such other BlackRock client accounts. To the extent that BlackRock uses soft dollars, it will not have to pay for those products and services itself.
BlackRock, unless prohibited by applicable law, may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BlackRock believes are useful in its investment decision-making process. BlackRock may from time to time choose not to engage in the above described arrangements to varying degrees. BlackRock, unless prohibited by applicable law, may also enter into commission sharing arrangements under which BlackRock may execute transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BlackRock. To the extent that BlackRock engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.
BlackRock may utilize certain electronic crossing networks (“ECNs”) (including, without limitation, ECNs in which BlackRock has an investment or other interest, to the extent permitted by applicable law) in executing client securities transactions for certain types of securities. These ECNs may charge fees for their services, including access fees and transaction fees. The transaction fees, which are similar to commissions or markups/markdowns, will generally be charged to clients and, like commissions and markups/markdowns, would generally be included in the cost of the securities purchased. Access fees may be paid by BlackRock even though incurred in connection with executing transactions on behalf of clients, including the Funds. In certain circumstances, ECNs may offer volume discounts that will reduce the access fees typically paid by BlackRock. BlackRock will only utilize ECNs consistent with its obligation to seek to obtain best execution in client transactions.
BlackRock owns a minority interest in, and is a member of, Members Exchange (“MEMX”), a newly created U.S. stock exchange. Transactions for a Fund may be executed on MEMX if third party brokers select MEMX as the appropriate venue for execution of orders placed by BlackRock traders on behalf of client portfolios. In addition, transactions in ETF shares may be executed on MEMX if third party brokers select MEMX as the appropriate venue for the execution of such orders.
BlackRock has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Funds, and to help ensure that such decisions are made in accordance with BlackRock’s fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of BlackRock may have the effect of favoring the interests of other clients or businesses of other divisions or units of BlackRock, provided that BlackRock believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see “Proxy Voting Policies.”
It is also possible that, from time to time, BlackRock and /or its advisory clients (including other funds and separately managed accounts) may, subject to compliance with applicable law, purchase and hold shares of a Fund. Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio.
BlackRock reserves the right, subject to compliance with applicable law, to sell into the market or redeem in Creation Units through an Authorized Participant at any time some or all of the shares of the Fund acquired for its own accounts or the account of a BlackRock advisory client. A large sale or redemption of shares of the Fund by BlackRock itself or a BlackRock advisory client could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s liquidity, investment flexibility, portfolio diversification, expense ratio or ability to comply with the listing requirements for the Fund.
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It is possible that a Fund may invest in securities of, or engage in transactions with, companies in which BlackRock has significant debt or equity investments or other interests. A Fund may also invest in issuances (such as structured notes) by entities for which BlackRock provides and is compensated for cash management services relating to the proceeds from the sale of such issuances. In making investment decisions for a Fund, BlackRock is not permitted to obtain or use material non-public information acquired by any unit of BlackRock, in the course of these activities. In addition, from time to time, the activities of BlackRock may limit a Fund’s flexibility in purchases and sales of securities. As indicated below, BlackRock may engage in transactions with companies in which BlackRock-advised funds or other clients of BlackRock have an investment.
BlackRock and its personnel and other financial service providers may have interests in promoting sales of the Funds. With respect to BlackRock and its personnel, the remuneration and profitability relating to services to and sales of the Funds or other products may be greater than remuneration and profitability relating to services to and sales of certain funds or other products that might be provided or offered. BlackRock and its sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the Funds or their shareholders. BlackRock and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher than for other products or services, and the remuneration and profitability to BlackRock and such personnel resulting from transactions on behalf of or management of the Funds may be greater than the remuneration and profitability resulting from other funds or products.
Third parties, including service providers to BlackRock or the Fund, may sponsor events (including, but not limited to, marketing and promotional activities and presentations, educational training programs and conferences) for registered representatives, other professionals and individual investors. There is a potential conflict of interest as such sponsorships may defray the costs of such activities to BlackRock, and may provide an incentive to BlackRock to retain such third parties to provide services to the Fund.
BlackRock may provide valuation assistance to certain clients with respect to certain securities or other investments and the valuation recommendations made for such clients’ accounts may differ from the valuations for the same securities or investments assigned by a Fund’s pricing vendors, especially if such valuations are based on broker-dealer quotes or other data sources unavailable to the Fund’s pricing vendors. While BlackRock will generally communicate its valuation information or determinations to a Fund’s pricing vendors and/or fund accountants, there may be instances where the Fund’s pricing vendors or fund accountants assign a different valuation to a security or other investment than the valuation for such security or investment determined or recommended by BlackRock.
As disclosed in more detail in “Determination of Net Asset Value” in this SAI, when market quotations are not readily available or are believed by BlackRock to be unreliable, a Fund’s investments are valued at fair value by BlackRock. BlackRock has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act and acts through BlackRock’s Rule 2a-5 Committee (the “2a-5 Committee”), with assistance from other BlackRock pricing committees and in accordance with BlackRock’s policies and procedures (the “Valuation Procedures”). When determining a “fair value price,” the 2a-5 Committee seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset or liability in an arm’s-length transaction. The price generally may not be determined based on what a Fund might reasonably expect to receive for selling an asset or liability at a later time or if it holds the asset or liability to maturity. While fair value determinations will be based upon all available factors that BlackRock deems relevant at the time of the determination, and may be based on analytical values determined by BlackRock using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of an asset or liability. The fair value of one or more assets or liabilities may not, in retrospect, be the price at which those assets or liabilities could have been sold during the period in which the particular fair values were used in determining a Fund’s NAV. As a result, a Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued by the 2a-5 Committee at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders and may affect the amount of revenue received by BlackRock with respect to services for which it receives an asset-based fee.
To the extent permitted by applicable law, a Fund may invest all or some of its short term cash investments in any money market fund or similarly-managed private fund advised or managed by BlackRock. In connection with any such investments, a Fund, to the extent permitted by the Investment Company Act, may pay its share of expenses of a money market fund or other similarly managed private fund in which it invests, which may result in a Fund bearing some additional expenses.
BlackRock and its directors, officers and employees, may buy and sell securities or other investments for their own accounts and may have conflicts of interest with respect to investments made on behalf of a Fund. As a result of differing trading and
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investment strategies or constraints, positions may be taken by directors, officers and employees of BlackRock that are the same, different from or made at different times than positions taken for the Fund. To lessen the possibility that a Fund will be adversely affected by this personal trading, the Fund, BRIL and BlackRock each have adopted a Code of Ethics in compliance with Section 17(j) of the Investment Company Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Fund’s portfolio transactions. Each Code of Ethics is also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov.
BlackRock will not purchase securities or other property from, or sell securities or other property to, a Fund, except that the Fund may in accordance with rules or guidance adopted under the Investment Company Act engage in transactions with another Fund or accounts that are affiliated with the Fund as a result of common officers, directors, or investment advisers or pursuant to exemptive orders granted to the Funds and/or BlackRock by the SEC. These transactions would be effected in circumstances in which BlackRock determined that it would be appropriate for the Fund to purchase and another client of BlackRock to sell, or the Fund to sell and another client of BlackRock to purchase, the same security or instrument on the same day. From time to time, the activities of a Fund may be restricted because of regulatory requirements applicable to BlackRock and/or BlackRock’s internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by BlackRock would not be subject to some of those considerations. There may be periods when BlackRock may not initiate or recommend certain types of transactions, or may otherwise restrict or limit its advice in certain securities or instruments issued by or related to companies for which BlackRock is performing advisory or other services or has proprietary positions. For example, when BlackRock is engaged to provide advisory or risk management services for a company, BlackRock may be prohibited from or limited in purchasing or selling securities of that company on behalf of a Fund, particularly where such services result in BlackRock obtaining material non-public information about the company (e.g., in connection with participation in a creditors’ committee). Similar situations could arise if personnel of BlackRock serve as directors of companies the securities of which the Funds wish to purchase or sell. However, if permitted by applicable law, and where consistent with BlackRock’s policies and procedures (including the necessary implementation of appropriate information barriers), the Funds may purchase securities or instruments that are issued by such companies, are the subject of an advisory or risk management assignment by BlackRock, or where personnel of BlackRock are directors or officers of the issuer.
BlackRock has adopted and implemented policies and procedures that are designed to address potential conflicts that arise in connection with the advisory services BlackRock provides to Funds and other clients. Certain BlackRock advisory personnel may take views, and make decisions or recommendations, that are different than or opposite those of other BlackRock advisory personnel. Certain portfolio management teams within BlackRock may make decisions or take (or refrain from taking) actions with respect to clients they advise in a manner different than or adverse to the decisions made or the actions taken (or not taken) by the Funds’ portfolio management teams. The various portfolio management teams may not share information with each other, including as a result of certain information barriers and other policies, and will not have any obligation or other duty to do so.
BlackRock has established certain information barriers and other policies to address the sharing of information between different businesses within BlackRock, including, effective on or about January 21, 2025, with respect to personnel responsible with managing portfolios and voting proxies with respect to certain index equity portfolios versus those responsible for managing portfolios and voting proxies with respect to all other portfolios. As a result of information barriers, certain units of BlackRock generally will not have access, or will have limited access, to certain information and personnel, including senior personnel, in other units of BlackRock, and generally will not manage the Funds with the benefit of information possessed by such other units. Therefore, BlackRock may not be able to review potential investments for the Funds with the benefit of information held by certain areas of BlackRock.
BlackRock may determine to move certain personnel, businesses, or business units from one side of an information barrier to the other side of the information barrier. In connection therewith, BlackRock personnel, businesses, and business units that were moved will no longer have access to the information and personnel from the side of the information barrier from which they were moved. Information obtained in connection with such changes to information barriers may limit or restrict the ability of BlackRock to engage in or otherwise effect transactions on behalf of the Funds (including purchasing or selling securities that BlackRock may otherwise have purchased or sold for a client in the absence of a change to an information barrier). Information barriers may not have their intended impact due to, for example, changes in applicable law or inadvertent crossings of the barriers, and actions by personnel on one side of a barrier may impact the potential actions of personnel on the other side of a barrier.
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Although the information barriers are intended to allow for independent portfolio management decision making and proxy voting among certain BlackRock businesses, the investment activities of BlackRock for BlackRock clients, as well as BlackRock’s proprietary accounts, may nonetheless limit the investment strategies and rights of other clients (including the Funds). As BlackRock’s assets under management increases, BlackRock clients may face greater negative impacts due to ownership restrictions and limitations imposed by laws, regulations, rules, regulators, or issuers. For example, in certain circumstances where a BlackRock client invests in securities issued by companies that operate in certain industries (e.g., banking, insurance, and utilities) or in certain emerging or international markets, or are subject to regulatory or corporate ownership restrictions (e.g., with mechanisms such as poison pills in place to prevent takeovers), or where a BlackRock client invests in certain futures and derivatives, there may be limits on the aggregate amount invested by BlackRock for its clients and BlackRock’s proprietary accounts that may not be exceeded without the grant of a license or other regulatory or corporate approval, order, consent, relief, waiver or non-disapproval or, if exceeded, may cause BlackRock or its clients to be subject to enforcement actions, disgorgement of share ownership or profits, regulatory restrictions, complex compliance reporting, increased compliance costs or suffer disadvantages or business restrictions. In light of certain restrictions, BlackRock may also seek to make indirect investments (e.g., using derivatives) on behalf of its clients to receive exposure to certain securities in excess of the applicable ownership restrictions and limitations when legally permitted that will expose such clients to additional costs and additional risks, including any risks associated with investing in derivatives. There may be limited availability of derivatives that provide indirect exposure to an impacted security. In addition, BlackRock clients can be subject to more than one ownership limitation depending on each client’s holdings, and each ownership limitation can impact multiple securities held by the client. Certain clients or shareholders may have their own overlapping obligations to monitor their compliance with ownership limitations across their investments.
If certain aggregate ownership thresholds are reached either through the actions of BlackRock or a BlackRock client or as a result of corporate actions by the issuer, the ability of BlackRock on behalf of clients to purchase or dispose of investments, or exercise rights (including voting) or undertake business transactions, may be restricted by law, regulation, rule, or organizational documents or otherwise impaired. For example, to meet the requirements of an ownership limitation or restriction, a client may be unable to purchase or directly hold a security the client would otherwise purchase or hold. The limitation or restriction may be based on the holdings of other BlackRock clients instead of the specific client being restricted. For index funds, this means a fund may not be able to track its index as closely as it would if it was not subject to an ownership limitation or restriction because the fund cannot acquire the amount of the impacted security included in its index. BlackRock on behalf of its clients may limit purchases, sell existing investments, utilize indirect investments, utilize information barriers, or otherwise restrict, forgo, or limit the exercise of rights (including transferring, outsourcing, or limiting voting rights or forgoing the right to receive dividends) when BlackRock, in its sole discretion, deems it appropriate in light of potential regulatory or other restrictions on ownership or other consequences resulting from reaching investment thresholds. These types of restrictions could negatively impact a client’s performance or ability to meet its investment objective.
When BlackRock or a BlackRock client is subject to an ownership limitation, BlackRock may in its discretion seek permission from the applicable issuers or regulators to exceed the limitation. However, there is no guarantee that permission will be granted, or that, once granted, it will not be modified or revoked at a later date with minimal or no notice. The issuer and/or regulator may also require that BlackRock on behalf of itself and its clients take or refrain from taking certain actions in connection with the approval, order, consent, relief or non-disapproval, which BlackRock may accept if it believes the benefits outweigh the costs and may limit BlackRock from taking actions that it otherwise would take. In those circumstances where ownership thresholds or limitations must be observed, BlackRock seeks to allocate limited investment opportunities equitably among clients, taking into consideration benchmark weight and investment strategy. BlackRock may adopt certain controls designed to prevent the occurrence of a breach of any applicable ownership threshold or limits, including, for example, when ownership in certain securities nears an applicable threshold, BlackRock may limit additional purchases in such securities or, with respect to ETFs, remove such securities from the list of Deposit Securities to be delivered to the Fund in connection with purchases of Creation Units of such Fund. If client holdings of an issuer exceed an applicable threshold and BlackRock is unable to obtain relief to enable the continued holding of such investments, it may be necessary to reduce these positions to meet the applicable limitations and BlackRock or such client may be subject to regulatory actions. In these cases, the investments will be sold in a manner that BlackRock deems fair and equitable over time.
Ownership limitations are highly complex. It is possible that, despite BlackRock’s intent to either comply with or be granted permission to exceed ownership limitations, it may inadvertently breach a limit or violate the corporate or regulatory approval, order, consent, relief or non-disapproval that was obtained.
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In addition to the foregoing, other ownership thresholds may trigger reporting requirements to governmental and regulatory authorities, and such reports may entail the disclosure of the identity of a client or BlackRock’s intended strategy with respect to such security or asset.
BlackRock may not serve as an Authorized Participant in the creation and redemption of iShares ETFs.
Under an ETF Services Agreement, the Fund has, when applicable, retained BRIL, an affiliate of BFA, to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units of the Fund (“ETF Services”). BRIL has engaged Citibank, N.A. (“Citibank”) as a subcontractor to provide certain ETF Services. BRIL retains a portion of the standard transaction fee received from Authorized Participants on each creation or redemption order from the Authorized Participant for the ETF Services provided. BlackRock collaborated with, and received payment from, Citibank on the design and development of the ETF Services platform. Citibank has, and from time to time may develop, additional relationships with BlackRock or funds managed by BFA and its affiliates.
In order to defray transaction expenses and protect against possible shareholder dilution, the Fund may collect certain fees from Authorized Participants in connection with cash substitutions for creation and redemption transactions. While BlackRock uses good faith estimates of the expected costs to the Fund in determining the rates for fees collected by the Fund related to creation and redemption activity, BlackRock may have incentives to improve Fund performance through the collection of these fees. As these charges are based on estimates, where the charges exceed actual transaction-related costs and/or expenses incurred by the Fund, Fund performance could improve as a result. BlackRock has established processes to oversee the determination of these estimates in an effort to mitigate this conflict.
BlackRock may maintain securities indices. To the extent permitted by applicable laws, the Funds may seek to license and use such indices as part of their investment strategy. Index based funds that seek to track the performance of securities indices also may use the name of the index or index provider in the fund name. Index providers, including BlackRock (to the extent permitted by applicable law), may be paid licensing fees for use of their index or index name. In instances where BlackRock charges a unitary management fee, BlackRock may have a financial incentive to use a BlackRock index that is less costly to BlackRock than a third party index. BlackRock may benefit from the Funds using BlackRock indices by creating increasing acceptance in the marketplace for such indices. BlackRock is not obligated to license its indices to a Fund and the Funds are under no obligation to use BlackRock indices. Any Fund that enters into a license for a BlackRock index cannot be assured that the terms of any index licensing agreement with BlackRock will be as favorable as those terms offered to other licensees.
BlackRock may enter into contractual arrangements with third-party service providers to a Fund (e.g., custodians, administrators and index providers) pursuant to which BlackRock receives fee discounts or concessions in recognition of BlackRock’s overall relationship with such service providers. BlackRock may also enter into contractual arrangements with such service providers pursuant to which BlackRock incurs additional costs if the service provider’s services are terminated with respect to a Fund. To the extent that BlackRock is responsible for paying service providers out of its fees that it receives from the Funds, the benefits of lower fees, including any fee discounts or concessions, or any additional savings, may accrue, in whole or in part, to BlackRock, which could result in conflicts of interest relating to the use or termination of service providers to a Fund. In addition, conflicts of interest may arise with respect to contractual arrangements with third-party service providers to a Fund, or the selection of such providers, particularly in circumstances where BlackRock is negotiating on behalf of both funds that have a unitary management fee and those that do not or different service providers have different fee structures.
Conflicts of interest may arise as a result of simultaneous investment management of multiple client accounts by the BlackRock’s investment professionals. For example, differences in the advisory fee structure may create the appearance of actual or potential conflicts of interest because such differences could create pecuniary incentives for BlackRock to favor one client account over another.
BlackRock owns or has an ownership interest in certain trading, portfolio management, operations and/ or information systems used by Fund service providers. These systems are, or will be, used by a Fund service provider in connection with the provision of services to accounts managed by BlackRock and funds managed and sponsored by BlackRock, including the Funds, that engage the service provider (typically the custodian). A Fund’s service provider remunerates BlackRock for the use of the systems. A Fund service provider’s payments to BlackRock for the use of these systems may enhance the profitability of BlackRock.
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BlackRock’s receipt of fees from a service provider in connection with the use of systems provided by BlackRock may create an incentive for BlackRock to recommend that a Fund enter into or renew an arrangement with the service provider.
In recognition of a BlackRock client’s overall relationship with BlackRock, BlackRock may offer special pricing arrangements for certain services provided by BlackRock. Any such special pricing arrangements will not affect Fund fees and expenses applicable to such client’s investment in a Fund.
Present and future activities of BlackRock and its directors, officers and employees, in addition to those described in this section, may give rise to additional conflicts of interest.
Investment Advisory, Administrative and Distribution Services
Investment Adviser.  BFA serves as investment adviser to each Fund pursuant to an investment advisory agreement between the Trust, on behalf of each Fund, and BFA. BFA is a California corporation indirectly owned by BlackRock, Inc. and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the investment advisory agreement, BFA, subject to the supervision of the Board and in conformity with the stated investment policies of each Fund, manages and administers the Trust and the investment of each Fund’s assets. BFA is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each Fund.
Pursuant to the investment advisory agreement, BFA may, from time to time, in its sole discretion and to the extent permitted by applicable law, appoint one or more sub-advisers, including, without limitation, affiliates of BFA, to perform investment advisory or other services with respect to a Fund. In addition, BFA may delegate certain of its investment advisory functions under the investment advisory agreement to one or more of its affiliates to the extent permitted by applicable law. BFA may terminate any or all sub-advisers or such delegation arrangements in its sole discretion upon appropriate notice at any time to the extent permitted by applicable law.
BFA is responsible, under the investment advisory agreement, for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services. BFA is not responsible for, and the Funds will bear, the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, and litigation expenses and any extraordinary expenses (as determined by a majority of the Independent Trustees).
For its investment advisory services to each Fund in the table below, BFA is entitled to an annual investment advisory fee equal to the rate indicated below of the average daily value of each Fund’s net assets. The fees are accrued daily and typically paid monthly by the Fund.
Fund	Annual Rate
iShares Large Cap Accelerated Outcome ETF	0.50%
iShares Large Cap Max Buffer Mar ETF	0.50%
iShares Large Cap Max Buffer Jun ETF	0.50%
iShares Large Cap Max Buffer Sep ETF	0.50%
iShares Large Cap Max Buffer Dec ETF	0.50%
BFA may from time to time voluntarily waive and/or reimburse fees or expenses to reduce the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.
For the fiscal years noted below, the following table sets forth the management fees owed before any waivers and/or reimbursements and any fees or expenses waived and/or reimbursed:

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Fund	Management Fees Paid for the Fiscal Year Ended July 31, 2025	Waivers and Reimbursements of Fees and Expenses for the Fiscal Year Ended July 31, 2025	Management Fees Paid for the Fiscal Year Ended July 31, 2024	Waivers and Reimbursements of Fees and Expenses for the Fiscal Year Ended July 31, 2024	Management Fees Paid for the Fiscal Year Ended July 31, 2023	Waivers and Reimbursements of Fees and Expenses for the Fiscal Year Ended July 31, 2023
iShares Large Cap Accelerated Outcome ETF[1]	$34,397	$2,076	N/A	N/A	N/A	N/A
iShares Large Cap Max Buffer Mar ETF[2]	57,379	3,575	N/A	N/A	N/A	N/A
iShares Large Cap Max Buffer Jun ETF[2]	687,983	42,365	$17,288	$1,033	N/A	N/A
iShares Large Cap Max Buffer Sep ETF[2]	465,431	28,334	N/A	N/A	N/A	N/A
iShares Large Cap Max Buffer Dec ETF[2]	209,127	14,016	N/A	N/A	N/A	N/A
1 BFA has contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other funds advised by BFA or its affiliates, through November 29, 2030. The contractual waiver may be terminated prior to November 29, 2030 only upon written agreement of the Trust and BFA.
2 BFA has contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by the Funds in other funds advised by BFA or its affiliates through November 30, 2029. The contractual waiver may be terminated prior to November 30, 2029 only upon written agreement of the Trust and BFA.
The investment advisory agreement with respect to each Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board, or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a majority of the Board members who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval.
The investment advisory agreement with respect to each Fund is terminable without penalty, on 60 days’ notice, by the Board or by a vote of the holders of a majority of the applicable Fund’s outstanding voting securities (as defined in the 1940 Act). The investment advisory agreement is also terminable upon 60 days’ notice by BFA and will terminate automatically in the event of its assignment (as defined in the 1940 Act).
Portfolio Managers.  As of July 31, 2025, the individuals named as Portfolio Managers in the Funds' Prospectus were also primarily responsible for the day-to-day management of other iShares funds and certain other types of portfolios and/or accounts as follows:

Erin Armstrong
Types of Accounts	Number	Total Assets
Registered Investment Companies	8	$2,807,400,000
Other Pooled Investment Vehicles	1	1,022,000,000
Other Accounts	0	N/A

Kyle McClements (as of October 31, 2025)
Types of Accounts	Number	Total Assets
Registered Investment Companies	16	$14,954,700,000
Other Pooled Investment Vehicles	16	2,351,400,000
Other Accounts	0	N/A

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Orlando Montalvo
Types of Accounts	Number	Total Assets
Registered Investment Companies	16	$11,252,200,000
Other Pooled Investment Vehicles	17	1,425,000,000
Other Accounts	8	3,000,000
Pursuant to BFA’s policy, investment opportunities are allocated equitably among the Funds and other portfolios and accounts. For example, under certain circumstances, an investment opportunity may be restricted due to limited supply in the market, legal constraints or other factors, in which event the investment opportunity will be allocated equitably among those portfolios and accounts, including the Funds, seeking such investment opportunity. As a consequence, from time to time each Fund may receive a smaller allocation of an investment opportunity than they would have if the Portfolio Managers and BFA and its affiliates did not manage other portfolios or accounts.
Like the Funds, the other portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day portfolio management generally pay an asset-based fee to BFA or its affiliates, as applicable, for its advisory services. One or more of those other portfolios or accounts, however, may pay BFA or its affiliates a performance-based fee in lieu of, or in addition to, an asset-based fee for its advisory services. A portfolio or account with a performance-based fee would pay BFA or its affiliates a portion of that portfolio’s or account’s gains, or would pay BFA or its affiliates more for its services than would otherwise be the case if BFA or any of its affiliates meets or exceeds specified performance targets. Performance-based fee arrangements could present an incentive for BFA or its affiliates to devote greater resources, and allocate more investment opportunities, to the portfolios or accounts that have those fee arrangements, relative to other portfolios or accounts, in order to earn larger fees. Although BFA and each of its affiliates have an obligation to allocate resources and opportunities equitably among portfolios and accounts and intend to do so, shareholders of the Funds should be aware that, as with any group of portfolios and accounts managed by an investment adviser and/or its affiliates pursuant to varying fee arrangements, including performance-based fee arrangements, there is the potential for a conflict of interest, which may result in the Portfolio Managers favoring those portfolios or accounts with performance-based fee arrangements.
The tables below shows, for each Portfolio Manager, the number of portfolios or accounts of the types set forth in the above tables and the aggregate of total assets in those portfolios or accounts with respect to which the investment management fees are based on the performance of those portfolios or accounts as of July 31, 2025:

Erin Armstrong
Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	N/A
Other Pooled Investment Vehicles	0	N/A
Other Accounts	0	N/A

Kyle McClements (as of October 31, 2025)
Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	N/A
Other Pooled Investment Vehicles	0	N/A
Other Accounts	0	N/A

Orlando Montalvo
Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	N/A
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Orlando Montalvo
Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Other Pooled Investment Vehicles	0	N/A
Other Accounts	0	N/A
Portfolio Manager Compensation Overview
The discussion below describes the Portfolio Managers' compensation as of July 31, 2025.
BlackRock, Inc.'s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock, Inc.
Each portfolio manager receives base compensation based on their position with the firm, as well as retirement and other benefits offered to all BlackRock employees. Additionally, each portfolio manager receives discretionary incentive compensation, determined based on several components, including: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the performance of portfolios managed by the portfolio manager and the team relative to the portfolios’ investment objectives (which in the case of index ETFs would be how closely the ETF tracks its underlying index), and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. Discretionary incentive compensation is paid in cash up to a certain threshold with the remaining portion represented by deferred BlackRock, Inc. stock awards. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance.
As of July 31, 2025, the Portfolio Managers did not beneficially own shares of the Funds.
Codes of Ethics.  The Trust, BFA and the Distributor have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. The codes of ethics permit personnel subject to the codes of ethics to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Funds. Each code of ethics is available by contacting BlackRock at the telephone number on the back cover of each Fund’s Prospectus or by accessing the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov.
Anti-Money Laundering Requirements.  The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from Authorized Participants to enable it to form a reasonable belief that it knows the true identity of its Authorized Participants. This information will be used to verify the identity of Authorized Participants or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.
The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds' policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.
Administrator, Custodian and Transfer Agent.  The Bank of New York Mellon (“BNY Mellon”) serves as administrator, custodian and transfer agent for the Funds under the Master Services Agreement (the “Master Services Agreement”). BNY Mellon’s principal address is 240 Greenwich Street, New York, NY 10286. Pursuant to the Master Services Agreement with the Trust, BNY Mellon provides necessary administrative, tax and accounting and financial reporting services for the maintenance and operations of the Trust and each Fund. In addition, BNY Mellon makes available the office space, equipment, personnel and facilities required to provide such services. Pursuant to the Master Services Agreement with the Trust, BNY Mellon maintains, in separate accounts, cash, securities and other assets of the Trust and each Fund, keeps all necessary accounts and records and provides other services. BNY Mellon is required, upon the order of the Trust, to deliver
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securities held by BNY Mellon and to make payments for securities purchased by the Trust for each Fund. BNY Mellon is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the U.S. Pursuant to the Master Services Agreement with the Trust, BNY Mellon acts as a transfer agent for each Fund’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for these services, BNY Mellon receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by BFA. BFA pays the compensation because it has agreed to pay these operating expenses under the Investment Advisory Agreement as described therein.
JPMorgan serves as custodian for the Funds in connection with certain securities lending activities under a Custody Services Agreement. JPMorgan’s principal address is 383 Madison Avenue, 11th Floor, New York, NY 10179. Pursuant to the Custody Services Agreement with BTC and the Trust, JPMorgan provides custody and related services required to facilitate securities lending by the Fund. JPMorgan maintains custody as may be necessary to facilitate Fund securities lending activity in coordination with other funds, maintains custodial records and provides other services. As compensation for these services, JPMorgan receives certain fees and expenses paid by BTC from its compensation for its services as securities lending agent.
Distributor.  The Distributor's principal address is 50 Hudson Yards, New York, NY 10001. Shares are continuously offered for sale by the Funds through the Distributor or its agent only in Creation Units, as described in the Prospectus and below in the Creation and Redemption of Creation Units section of this SAI. Fund shares in amounts less than Creation Units are generally not distributed by the Distributor or its agent. The Distributor or its agent will arrange for the delivery of the Prospectus and, upon request, this SAI to persons purchasing Creation Units and will maintain records of both orders placed with it or its agents and confirmations of acceptance furnished by it or its agents. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is also licensed as a broker-dealer in all 50 U.S. states, as well as in Puerto Rico, the U.S. Virgin Islands and the District of Columbia.
The Distribution Agreement for each Fund provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days' prior written notice to the other party following (i) the vote of a majority of the Independent Trustees, or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).
The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Fund shares. Such Soliciting Dealers may also be Authorized Participants (as described below), DTC participants and/or investor services organizations.
BFA or its affiliates may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of shares.
Securities Lending.  To the extent that a Fund engages in securities lending, each Fund conducts its securities lending pursuant to SEC exemptive relief, and BTC acts as securities lending agent for the Funds, subject to the overall supervision of BFA, pursuant to a written agreement (the “Securities Lending Agency Agreement”).
Each Fund and Underlying Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent. Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees as defined below), and any fees or other payments to and from borrowers of securities. As securities lending agent, BTC bears all operational costs directly related to securities lending, including custodial costs of JPMorgan. Each Fund and Underlying Fund are responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA (the “collateral investment fees”); however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees a Fund bears to an annual rate of 0.04%. Such money market fund shares will not be subject to a sales load, redemption fee, distribution fee or service fee.
To the extent that a Fund invests cash collateral in a non-government money market fund, the Fund may be subject to a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, a Fund will be subject to a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the liquidity costs are de minimis (i.e., less than one basis point (0.01%)). The money market fund
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will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day. The imposition of any such discretionary or mandatory liquidity fee would reduce the Fund's returns on securities lending.
Under the securities lending program, the Funds are categorized into one of several specific asset classes. The determination of a Fund’s asset class category (fixed-income, domestic equity, international equity or fund-of-funds), each of which may be subject to a different fee arrangement, is based on a methodology agreed to by the Trust and BTC.
Pursuant to the current Securities Lending Agency Agreement:
(i) fund-of-funds, such as the Funds, retain 82% of securities lending income (which excludes collateral investment fees), and (ii) this amount can never be less than 70% of the sum of securities lending income plus collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income (which includes, for this purpose, collateral investment fees) earned across the iShares Complex (as defined in the Management—Trustees and Officers section of this SAI) in a calendar year exceeds specified thresholds, each applicable fund-of-funds, pursuant to the current Securities Lending Agency Agreement, will receive for the remainder of that calendar year securities lending income as follows:
(i) 85% of securities lending income (which excludes collateral investment fees) and (ii) this amount can never be less than 70% of the sum of securities lending income plus collateral investment fees.
(1) selecting borrowers from an approved list of borrowers and executing a securities lending agreement as agent on behalf of the Funds with each such borrower;
(2) negotiating the terms of securities loans, including the amount of fees;
(3) directing the delivery of loaned securities;
(4) monitoring the daily value of the loaned securities and directing the payment of additional collateral or the return of excess collateral, as necessary;
(5) investing cash collateral received in connection with any loaned securities;
(6) monitoring distributions on loaned securities (for example, interest and dividend activity);
(7) in the event of default by a borrower with respect to any securities loan, using the collateral or the proceeds of the liquidation of collateral to purchase replacement securities of the same issue, type, class and series as that of the loaned securities; and
(8) terminating securities loans and arranging for the return of loaned securities to the Funds at loan termination.
The following tables show the dollar amounts of income and fees/compensation related to the securities lending activities of each Fund during its most recent fiscal year ended July 31, 2025.
Fund	iShares Large Cap Accelerated Outcome ETF	iShares Large Cap Max Buffer Mar ETF	iShares Large Cap Max Buffer Jun ETF	iShares Large Cap Max Buffer Sep ETF	iShares Large Cap Max Buffer Dec ETF
Gross income from securities lending activities	$0	$0	$0	$0	$0
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Fund	iShares Large Cap Accelerated Outcome ETF	iShares Large Cap Max Buffer Mar ETF	iShares Large Cap Max Buffer Jun ETF	iShares Large Cap Max Buffer Sep ETF	iShares Large Cap Max Buffer Dec ETF
Fees and/or compensation for securities lending activities and related services
Securities lending income paid to BTC for services as securities lending agent	0	0	0	0	0
Cash collateral management expenses not included in securities lending income paid to BTC	0	0	0	0	0
Administrative fees not included in securities lending income paid to BTC	0	0	0	0	0
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Fund	iShares Large Cap Accelerated Outcome ETF	iShares Large Cap Max Buffer Mar ETF	iShares Large Cap Max Buffer Jun ETF	iShares Large Cap Max Buffer Sep ETF	iShares Large Cap Max Buffer Dec ETF
Indemnification fees not included in securities lending income paid to BTC	0	0	0	0	0
Rebates (paid to borrowers)	0	0	0	0	0
Other fees not included in securities lending income paid to BTC	0	0	0	0	0
Aggregate fees/compensation for securities lending activities	$0	$0	$0	$0	$0
Net income from securities lending activities	$0	$0	$0	$0	$0
Payments by BFA and its Affiliates.  BFA and/or its affiliates (“BFA Entities”) pay certain broker-dealers, registered investment advisers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Fund and other funds or products sponsored and/or advised by BFA Entities (collectively for purposes of this section, the “Products”). BFA Entities make these payments from their own assets and not from the assets of the Fund. Although a portion of BFA Entities’ revenue comes directly or indirectly in part from fees paid by the Fund or other Products (including, if applicable, any underlying Products held by the Fund), these payments do not increase the price paid by investors for the purchase of shares of, or the cost of owning, the Fund or other Products. BFA Entities make payments for Intermediaries’ participation in activities that are designed to make registered representatives, other professionals and individual investors more knowledgeable about exchange-traded products, including the Fund and other Products, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems (“Education Costs”). BFA Entities also make payments to Intermediaries for certain printing, publishing and mailing costs or materials relating to the Fund or other Products (“Publishing Costs”). In
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addition, BFA Entities make payments to Intermediaries that make shares of the Fund or other Products available to their clients, in some cases at a waived or reduced commission rate or ticket charge, develop new products that feature iShares, create educational content about the Fund or other Products that is featured on an Intermediary’s platform, or otherwise promote the Fund or other Products. BFA Entities may also reimburse expenses or make payments from their own assets to Intermediaries or other persons in consideration of services or other activities that the BFA Entities believe may benefit the business of the BFA Entities or facilitate investment in the Fund or other Products. Payments of the type described above are sometimes referred to as revenue-sharing payments.
Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your salesperson or other investment professional may also be significant for your salesperson or other investment professional. Because an Intermediary may make decisions about which investment options it will recommend or make available to its clients, what services to provide for various products or what marketing content to make available to its clients based on payments it receives or is eligible to receive, such payments may create conflicts of interest between the Intermediary and its clients. These financial incentives may cause the Intermediary to recommend the Fund or other Products or otherwise promote the Fund or other Products over other investments. The same conflicts of interest and financial incentives exist with respect to your salesperson or other investment professional if he or she receives similar payments from his or her Intermediary firm.
In addition to the payments described above, BFA Entities have developed proprietary tools, calculators and related interactive or digital content that is made available through the www.blackrock.com website at no additional cost to Intermediaries. BlackRock may configure these tools and calculators and localize the content for Intermediaries as part of its customary digital marketing support and promotion of the Fund or other Products.
As of March 1, 2013, BFA Entities have contractual arrangements to make payments (in addition to payments for Education Costs or Publishing Costs) to one Intermediary, Fidelity Brokerage Services LLC (“FBS”). Effective June 4, 2016, this relationship was expanded to include National Financial Services, LLC (“NFS”), an affiliate of FBS. Pursuant to this special, long-term and significant arrangement (the “Marketing Program”), FBS, NFS and certain of their affiliates (collectively “Fidelity”) have agreed, among other things, to actively promote certain funds and Products to customers, investment professionals and other intermediaries and in advertising campaigns as the preferred exchange-traded product, to offer certain funds and Products in certain Fidelity platforms and investment programs, in some cases at a waived or reduced commission rate or ticket charge, and to provide marketing data to BFA Entities. BFA Entities have agreed to facilitate the Marketing Program by, among other things, making certain payments to FBS and NFS for marketing and implementing certain brokerage and investment programs. Upon termination of the arrangement, the BFA Entities will make additional payments to FBS and/or NFS based upon a number of criteria, including the overall success of the Marketing Program and the level of services provided by FBS and NFS during the wind-down period.
In addition, BFA Entities have entered into other contractual arrangements with Intermediaries and certain other third parties that the BFA Entities believe may benefit the business of the BFA Entities or facilitate investment in the Fund or certain Products. Such agreements can include payments by BFA Entities to such Intermediaries and third parties for data collection and provision, technology support, platform enhancement, or educational content, co-marketing and cross-promotional efforts. In certain cases, such payments to Intermediaries are subject to certain minimum payment levels or tiered payments. With respect to certain funds and Products, payments by the BFA Entities may take the form of, among other things, “due diligence” payments for an Intermediary’s review of such funds and Products; payment for providing employee training and information relating to such funds and Products; fees for access (in some cases on a preferential basis) to an Intermediary’s registered representatives, salespersons or other personnel, fees for maintaining an Intermediary’s investor platform, “shelf space” payments for making such funds and Products available on the Intermediary’s platform or fees for providing assistance in promoting the sale of such funds and Products. In such cases, the payments to Intermediaries may be tiered or based on a percentage of the value of the funds and Products held by customers of the applicable Intermediary and may also be subject to minimum payment levels. Payments made pursuant to such arrangements may vary in any year and may be different for different Intermediaries and third parties and may reflect different services provided. As of the date of this SAI, the Intermediaries and other third parties (or their respective affiliates) receiving one or more types of the contractual payments described above include (in addition to FBS and NFS): &Partners, Advisor Credit Exchange, AE Wealth Management, LLC, American Enterprise Investment Services, Inc., Avantax Investment Services, Inc., BNY Mellon Capital Markets, LLC, BNY Mellon Performance & Risk Analytics, LLC, Cetera Financial Group, Inc., Charles Schwab & Co., Inc., Clearstream Fund Centre AG, Commonwealth Equity Services, LLC, Dorsey Wright and Associates, LLC, Dynasty Financial Partners LLC, E*Trade Securities LLC, Envestnet Asset Management, Inc., iCapital Markets LLC, Interactive Brokers LLC, LPL
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Financial LLC, Merrill Lynch, Pierce, Fenner & Smith Incorporated, MML Investors Services, LLC, Morgan Stanley Smith Barney LLC, Northwestern Mutual Investment Services, LLC, Orion Portfolio Solutions, LLC, Pershing LLC, Raymond James Financial Services, Inc., Riskalyze, Inc., Sanctuary Wealth Group, LLC, UBS Financial Services Inc., Wells Fargo Clearing Services, LLC and Wells Fargo Advisors Financial Network, LLC. Any additions, modifications, or deletions to Intermediaries and other third parties listed above that have occurred since the date of this SAI are not included in the list.
Further, BFA Entities make Education Costs and Publishing Costs payments to other Intermediaries that are not listed in the immediately preceding paragraph. BFA Entities may determine to make such payments based on any number of metrics. For example, BFA Entities may make payments at year-end or other intervals in a fixed amount, an amount based upon an Intermediary’s services at defined levels or an amount based on the Intermediary’s net sales of one or more Products, including the Fund, in a year or other period, any of which arrangements may include an agreed-upon minimum or maximum payment, or any combination of the foregoing. Please contact your salesperson or other investment professional for more information regarding any such payments or financial incentives his or her Intermediary firm may receive. Any payments made, or financial incentives offered, by the BFA Entities to an Intermediary may create the incentive for the Intermediary to encourage customers to buy shares of the Fund or other Products.
The Fund may participate in certain market maker incentive programs of a national securities exchange in which an affiliate of the Fund would pay a fee to the exchange used for the purpose of incentivizing one or more market makers in the securities of the Fund to enhance the liquidity and quality of the secondary market of securities of the Fund. The fee would then be credited by the exchange to one or more market makers that meet or exceed liquidity and market quality standards with respect to the securities of the Fund. Each market maker incentive program is subject to approval from the SEC. Any such fee payments made to an exchange will be made by an affiliate of the Fund solely for the benefit of the Fund and will not be paid from any Fund assets. Other funds managed by BFA may also participate in such programs.
Determination of Net Asset Value
Valuation of Shares. The NAV for each Fund is generally calculated as of the close of regular trading hours on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each business day the NYSE is open. Valuation of assets held by a Fund is as follows:
Equity Investments. Equity securities traded on a recognized securities exchange (e.g., NYSE), on separate trading boards of a securities exchange or through a market system that provides contemporaneous transaction pricing information (each an “Exchange”) are valued using information obtained via independent pricing services, generally at the Exchange closing price or, if an Exchange closing price is not available, the last traded price on that Exchange prior to the time as of which the assets or liabilities are valued. However, under certain circumstances, other means of determining current market value may be used. If an equity security is traded on more than one Exchange, the current market value of the security where it is primarily traded generally will be used. In the event that there are no sales involving an equity security held by a Fund on a day on which a Fund values such security, the prior day’s price will be used, unless BFA determines that such prior day’s price no longer reflects the fair value of the security, in which case such asset would be treated as a Fair Value Asset (as defined below).
Options, Futures, Swaps and Other Derivatives. Exchange-traded equity options (except ETF options, equity index options or those that are customized) for which market quotations are readily available are valued at the mean of the last bid and ask prices as quoted on the Exchange or the board of trade on which such options are traded. In the event that there is no mean price available for such exchange traded equity option held by a Fund on a day on which a Fund values such option, the last bid (long positions) or ask (short positions) price, if available, will be used as the value of such option. If no bid or ask price is available on a day on which a Fund values such option, the prior day’s price will be used, unless BFA determines that such prior day’s price no longer reflects the fair value of the option, in which case such option will be treated as a Fair Value Asset. Customized exchange-traded equity options, ETF options, equity index options and OTC derivatives, may be valued using a mathematical model which may incorporate a number of market data factors. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price or settle price as of the close of such exchanges. Swap agreements and other derivatives are generally valued daily based upon quotations from market makers or by a pricing service in accordance with the Valuation Procedures.
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Underlying Funds. Shares of underlying open-end funds (including money market funds) are valued at NAV. Shares of underlying exchange-traded closed-end funds or other ETFs will be valued at their most recent closing price.
General Valuation Information. Prices obtained from independent third-party pricing services, broker-dealers or market makers to value a Fund’s securities and other assets and liabilities are based on information available at the time a Fund values its assets and liabilities. In the event that a pricing service quotation is revised or updated subsequent to the day on which a Fund valued such security, the revised pricing service quotation generally will be applied prospectively. Such determination will be made considering pertinent facts and circumstances surrounding the revision.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for assets that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investment may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
All cash, receivables and current payables are carried on a Fund’s books at their fair value.
In the event that application of the methods of valuation discussed above result in a price for a security which is deemed not to be representative of the fair market value of such security, the security will be valued by, under the direction of or in accordance with a method approved by BFA, each Fund’s valuation designee, as reflecting fair value. All other assets and liabilities (including securities for which market quotations are not readily available) held by a Fund (including restricted securities) are valued at fair value as determined in good faith by BFA pursuant to the Valuation Procedures. Any assets and liabilities which are denominated in a foreign currency are translated into U.S. dollars at the prevailing market rates.
Fair Value. When market quotations are not readily available or are believed by BFA to be unreliable, a Fund’s investments are valued at fair value (“Fair Value Assets”). Fair Value Assets are valued by BFA in accordance with the Valuation Procedures. Pursuant to Rule 2a-5 under the Investment Company Act, the Board of Trustees has designated BFA as the valuation designee for the respective Funds for which it serves as investment adviser. BFA may reasonably conclude that a market quotation is not readily available or is unreliable if, among other things, a security or other asset or liability does not have a price source due to its complete lack of trading, if BFA believes a market quotation from a broker-dealer or other source is unreliable (e.g., where it varies significantly from a recent trade, or no longer reflects the fair value of the security or other asset or liability subsequent to the most recent market quotation), or where the security or other asset or liability is only thinly traded or due to the occurrence of a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if BFA determines, in its reasonable business judgment, that an event has occurred after the close of trading for an asset or liability but prior to or at the time of pricing a Fund’s assets or liabilities, is likely to cause a material change to the last exchange closing price or closing market price of one or more assets held by, or liabilities of, a Fund. On any day the NYSE is open and a foreign market or the primary exchange on which a foreign asset or liability is traded is closed, such asset or liability will be valued using the prior day’s price, provided that BFA is not aware of any significant event or other information that would cause such price to no longer reflect the fair value of the asset or liability, in which case such asset or liability would be treated as a Fair Value Asset.
BFA’s Rule 2a-5 Committee is responsible for reviewing and approving methodologies by investment type and significant inputs used in the fair valuation of Fund assets or liabilities. In addition, a Fund’s accounting agent assists BFA by periodically endeavoring to confirm the prices it receives from all third-party pricing services, index providers and broker-dealers. BFA regularly evaluates the values assigned to the securities and other assets and liabilities of a Fund.
When determining the price for a Fair Value Asset, BFA will seek to determine the price that a Fund might reasonably expect to receive from the current sale of that asset or liability in an arm’s-length transaction on the date on which the asset or liability is being valued, and does not seek to determine the price a Fund might reasonably expect to receive for selling an asset or liability at a later time or if it holds the asset or liability to maturity. Fair value determinations will be based upon all available factors that BFA deems relevant at the time of the determination, and may be based on analytical values determined by BFA using proprietary or third-party valuation models.
Fair value represents a good faith approximation of the value of an asset or liability. When determining the fair value of an investment, one or more fair value methodologies may be used (depending on certain factors, including the asset type). For example, the investment may be initially priced based on the original cost of the investment or, alternatively, using proprietary
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or third-party models that may rely upon one or more unobservable inputs. Prices of actual, executed or historical transactions in the relevant investment (or comparable instruments) or, where appropriate, an appraisal by a third-party experienced in the valuation of similar instruments, may also be used as a basis for establishing the fair value of an investment.
The fair value of one or more assets or liabilities may not, in retrospect, be the price at which those assets or liabilities could have been sold during the period in which the particular fair values were used in determining a Fund’s NAV. As a result, a Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.
Each Fund’s annual audited financial statements, which are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”), follow the requirements for valuation set forth in Financial Accounting Standards Board Accounting Standards Codification Topic 820, “Fair Value Measurements and Disclosures” (“ASC 820”), which defines and establishes a framework for measuring fair value under US GAAP and expands financial statement disclosure requirements relating to fair value measurements.
Generally, ASC 820 and other accounting rules applicable to funds and various assets in which they invest are evolving. Such changes may adversely affect a Fund. For example, the evolution of rules governing the determination of the fair market value of assets or liabilities, to the extent such rules become more stringent, would tend to increase the cost and/or reduce the availability of third-party determinations of fair market value. This may in turn increase the costs associated with selling assets or affect their liquidity due to a Fund’s inability to obtain a third-party determination of fair market value.
Brokerage Transactions
Subject to policies established by the Board, BFA is primarily responsible for the execution of a Fund’s portfolio transactions and the allocation of brokerage. BFA does not execute transactions through any particular broker or dealer, but seeks to obtain the best net results for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution, operational facilities of the firm and the firm’s risk and skill in positioning blocks of securities. While BFA generally seeks reasonable trade execution costs, a Fund does not necessarily pay the lowest spread or commission available, and payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions. Subject to applicable legal requirements, BFA may select a broker based partly upon brokerage or research services provided to BFA and its clients, including a Fund. In return for such services, BFA may cause a Fund to pay a higher commission than other brokers would charge if BFA determines in good faith that the commission is reasonable in relation to the services provided.
In selecting brokers or dealers to execute portfolio transactions, BFA seeks to obtain the best price and most favorable execution for a Fund and may take into account a variety of factors including: (i) the size, nature and character of the security or instrument being traded and the markets in which it is purchased or sold; (ii) the desired timing of the transaction; (iii) BFA’s knowledge of the expected commission rates and spreads currently available; (iv) the activity existing and expected in the market for the particular security or instrument, including any anticipated execution difficulties; (v) the full range of brokerage services provided; (vi) the broker’s or dealer’s capital; (vii) the quality of research and research services provided; (viii) the reasonableness of the commission, dealer spread or its equivalent for the specific transaction; and (ix) BFA’s knowledge of any actual or apparent operational problems of a broker or dealer. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, thinly traded securities, or other circumstances.
Section 28(e) of the 1934 Act (“Section 28(e)”) permits a U.S. investment adviser, under certain circumstances, to cause an account to pay a broker or dealer a commission for effecting a transaction in securities that exceeds the amount another broker or dealer would have charged for effecting the same transaction in recognition of the value of brokerage and research services provided by that broker or dealer. This includes commissions paid on riskless principal transactions in securities under certain conditions.
From time to time, a Fund may purchase new issues of securities in a fixed price offering. In these situations, the broker may be a member of the selling group that will, in addition to selling securities, provide BFA with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the broker will
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provide research “credits” in these situations at a rate that is higher than that available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).
OTC issues, including most fixed-income securities such as corporate debt and U.S. Government securities, are normally traded on a “net” basis without a stated commission, through dealers acting for their own account and not as brokers. The Funds will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer with respect to both foreign and domestic securities will generally include a “spread,” which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer’s normal profit.
Under the 1940 Act, persons affiliated with a Fund and persons who are affiliated with such affiliated persons are prohibited from dealing with the Fund as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC. Since transactions in the OTC market usually involve transactions with the dealers acting as principal for their own accounts, the Funds will not deal with affiliated persons and affiliated persons of such affiliated persons in connection with such transactions. The Funds will not purchase securities during the existence of any underwriting or selling group relating to such securities of which BFA, BRIL or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Board in accordance with Rule 10f-3 under the 1940 Act.
Purchases of money market instruments by the Funds are made from dealers, underwriters and issuers. The Funds do not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer.
BFA may, from time to time, effect trades on behalf of and for the account of the Funds with brokers or dealers that are affiliated with BFA, in conformity with Rule 17e-1 under the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions.
Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid.
Investment decisions for the Funds and for other investment accounts managed by BFA and the other Affiliates are made independently of each other in light of differing conditions. A variety of factors will be considered in making investment allocations. These factors include: (i) investment objectives or strategies for particular accounts, including sector, industry, country or region and capitalization weightings; (ii) tax considerations of an account; (iii) risk or investment concentration parameters for an account; (iv) supply or demand for a security at a given price level; (v) size of available investment; (vi) cash availability and liquidity requirements for accounts; (vii) regulatory restrictions; (viii) minimum investment size of an account; (ix) relative size of account; and (x) such other factors as may be approved by BlackRock’s general counsel. Moreover, investments may not be allocated to one client account over another based on any of the following considerations: (i) to favor one client account at the expense of another; (ii) to generate higher fees paid by one client account over another or to produce greater performance compensation to BlackRock; (iii) to develop or enhance a relationship with a client or prospective client; (iv) to compensate a client for past services or benefits rendered to BlackRock or to induce future services or benefits to be rendered to BlackRock; or (v) to manage or equalize investment performance among different client accounts. BFA and the other Affiliates may deal, trade and invest for their own respective accounts in the types of securities in which the Funds may invest.
Initial public offerings (“IPOs”) of securities may be over-subscribed and subsequently trade at a premium in the secondary market. When BFA is given an opportunity to invest in such an initial offering or “new” or “hot” issue, the supply of securities available for client accounts is often less than the amount of securities the accounts would otherwise take. In order to allocate these investments fairly and equitably among client accounts over time, each portfolio manager or a member of his or her respective investment team will indicate to BFA’s trading desk their level of interest in a particular offering with respect to eligible clients’ accounts for which that team is responsible. IPOs of U.S. equity securities will be identified as eligible for particular client accounts that are managed by portfolio teams who have indicated interest in the offering based on market capitalization of the issuer of the security and the investment mandate of the client account and in the case of international equity securities, the country where the offering is taking place and the investment mandate of the client account. Generally,
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shares received during the IPO will be allocated among participating client accounts within each investment mandate on a pro rata basis. This pro rata allocation may result in a Fund receiving less of a particular security than if pro-rating had not occurred. All allocations of securities will be subject, where relevant, to share minimums established for accounts and compliance constraints. In situations where supply is too limited to be allocated among all accounts for which the investment is eligible, portfolio managers may rotate such investment opportunities among one or more accounts so long as the rotation system provides for fair access for all client accounts over time. Other allocation methodologies that are considered by BFA to be fair and equitable to clients may be used as well.
Because different accounts may have differing investment objectives and policies, BFA may buy and sell the same securities at the same time for different clients based on the particular investment objective, guidelines and strategies of those accounts. For example, BFA may decide that it may be entirely appropriate for a growth fund to sell a security at the same time a value fund is buying that security. To the extent that transactions on behalf of more than one client of BFA or the other Affiliates during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. For example, sales of a security by BlackRock on behalf of one or more of its clients may decrease the market price of such security, adversely impacting other BlackRock clients that still hold the security. If purchases or sales of securities arise for consideration at or about the same time that would involve the Funds or other clients or funds for which BFA or another Affiliate act as investment manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all.
In certain instances, BFA may find it efficient for purposes of seeking to obtain best execution, to aggregate or “bunch” certain contemporaneous purchases or sale orders of its advisory accounts and advisory accounts of affiliates. In general, all contemporaneous trades for client accounts under management by the same portfolio manager or investment team will be bunched in a single order if the trader believes the bunched trade would provide each client with an opportunity to achieve a more favorable execution at a potentially lower execution cost. The costs associated with a bunched order will be shared pro rata among the clients in the bunched order. Generally, if an order for a particular portfolio manager or management team is filled at several different prices through multiple trades, all accounts participating in the order will receive the average price (except in the case of certain international markets where average pricing is not permitted). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Funds are concerned, in other cases it could be beneficial to the Funds. Transactions effected by BFA or the other Affiliates on behalf of more than one of its clients during the same period may increase the demand for securities being purchased or the supply of securities being sold, causing an adverse effect on price. The trader will give the bunched order to the broker-dealer that the trader has identified as being able to provide the best execution of the order. Orders for purchase or sale of securities will be placed within a reasonable amount of time of the order receipt and bunched orders will be kept bunched only long enough to execute the order.
The table below sets forth the brokerage commissions paid by each Fund for the fiscal years noted. Any differences in brokerage commissions paid by a Fund from year to year are principally due to increases or decreases in that Fund’s assets over those periods or the magnitude of changes to the components of a Fund's Underlying Index:

Fund	Brokerage Commissions Paid During Fiscal Year Ended July 31, 2025	Brokerage Commissions Paid During Fiscal Year Ended July 31, 2024	Brokerage Commissions Paid During Fiscal Year Ended July 31, 2023
iShares Large Cap Accelerated Outcome ETF	$2,757	N/A	N/A
iShares Large Cap Max Buffer Dec ETF	5,453	N/A	N/A
iShares Large Cap Max Buffer Jun ETF	15,226	$4,163	N/A
iShares Large Cap Max Buffer Mar ETF	2,238	N/A	N/A
iShares Large Cap Max Buffer Sep ETF	9,590	N/A	N/A
The Funds' purchase and sale orders for securities may be combined with those of other investment companies, clients or accounts that BlackRock manages or advises. If purchases or sales of portfolio securities of the Funds and one or more other accounts managed or advised by BlackRock are considered at or about the same time, transactions in such securities are allocated among the Funds and the other accounts in a manner deemed equitable to all by BlackRock. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower transaction costs will
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be beneficial to the Funds. BlackRock may deal, trade and invest for its own account in the types of securities in which the Funds may invest. BlackRock may, from time to time, effect trades on behalf of and for the account of the Funds with brokers or dealers that are affiliated with BFA, in conformity with the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions. The Funds will not deal with affiliates in principal transactions unless permitted by applicable SEC rules or regulations, or by SEC exemptive order.
Portfolio turnover may vary from year to year, as well as within a year. High turnover rates may result in comparatively greater brokerage expenses.
The table below sets forth the portfolio turnover rates of each Fund for the fiscal years noted:
Fund	Fiscal Year Ended July 31, 2025	Fiscal Year Ended July 31, 2024
iShares Large Cap Accelerated Outcome ETF	2%(1),(2)	N/A(3)
iShares Large Cap Max Buffer Dec ETF	3%(4),(5)	N/A(3)
iShares Large Cap Max Buffer Jun ETF	1%	0%(6),(7)
iShares Large Cap Max Buffer Mar ETF	0%(8),(9)	N/A(3)
iShares Large Cap Max Buffer Sep ETF	0%(10),(11)	N/A(3)

(1)
The portfolio turnover for the iShares Large Cap Accelerated Outcome ETF relates to the period of January 15, 2025 to July 31, 2025 and is not annualized.
(2)
The inception date for the iShares Large Cap Accelerated Outcome ETF was January 15, 2025.
(3)
Because the Fund is new, there is no reportable turnover.
(4)
The inception date for the iShares Large Cap Max Buffer Dec ETF was December 31, 2024.
(5)
The portfolio turnover for the iShares Large Cap Max Buffer Dec ETF relates to the period of December 31, 2024 to July 31, 2025 and is not annualized.
(6)
The portfolio turnover for the iShares Large Cap Max Buffer Jun ETF relates to the period of June 28, 2024 to July 31, 2024 and is not annualized.
(7)
The inception date for the iShares Large Cap Max Buffer June ETF was June 28, 2024.
(8)
The portfolio turnover for the iShares Large Cap Max Buffer Mar ETF relates to the period of March 31, 2025 to July 31, 2025 and is not annualized.
(9)
The inception date for the iShares Large Cap Max Buffer Mar ETF was March 31, 2025.
(10)
The portfolio turnover for the iShares Large Cap Max Buffer Sep ETF relates to the period of September 30, 2024 to July 31, 2025 and is not annualized.
(11)
The inception date for the iShares Large Cap Max Buffer Sep ETF was September 30, 2024.
None of the Funds paid any brokerage commissions to BRIL, an affiliate of BFA, or to any other broker-dealer that is part of the BlackRock group of companies, during the fiscal year ended July 31, 2025.
Additional Information Concerning the Trust
Shares.  The Trust issues shares of beneficial interests in the funds with no par value. The Board may designate additional iShares funds.
Each share issued by a fund has a pro rata interest in the assets of that fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant fund, and in the net distributable assets of such fund on liquidation.
Each share has one vote with respect to matters upon which the shareholder is entitled to vote. In any matter submitted to shareholders for a vote, each fund shall hold a separate vote, provided that shareholders of all affected funds will vote together when: (i) required by the 1940 Act, or (ii) the Trustees determine that the matter affects the interests of more than one fund.
Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940
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Act. All shares (regardless of the fund) have noncumulative voting rights in the election of members of the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.
Following the creation of the initial Creation Unit(s) of shares of a fund and immediately prior to the commencement of trading in such fund’s shares, a holder of shares may be a “control person” of the fund, as defined in Rule 0-1 under the 1940 Act. A fund cannot predict the length of time for which one or more shareholders may remain a control person of the fund.
Shareholders may make inquiries by writing to iShares Trust, c/o BlackRock Investments, LLC, 1 University Square Drive, Princeton, NJ 08540.
Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC’s rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC or its staff, officers and trustees of a fund and beneficial owners of 10% of the shares of a fund (“Insiders”) may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the 1934 Act and the SEC’s rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act and existing guidance provided by the SEC staff.
In accordance with the Trust's current Agreement and Declaration of Trust (the “Declaration of Trust”), the Board may, without shareholder approval (unless such shareholder approval is required by the Declaration of Trust or applicable law, including the 1940 Act), authorize certain funds to merge, reorganize, consolidate, sell all or substantially all of their assets, or take other similar actions with, to or into another fund.  The Trust or a fund may be terminated by a majority vote of the Board, subject to the affirmative vote of a majority of the shareholders of the Trust or such fund entitled to vote on termination; however, in certain circumstances described in the Declaration of Trust, only a majority vote of the Board is required. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Declaration of Trust provides that the Board will have the unrestricted power to alter the number of shares in a Creation Unit. Therefore, in the event of a termination of the Trust or a fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Units or to be individually redeemable. In such circumstance, the Trust or a fund may make redemptions in-kind, for cash or for a combination of cash or securities. Further, in the event of a termination of the Trust or a fund, the Trust or a fund might elect to pay cash redemptions to all shareholders, with an in-kind election for shareholders owning in excess of a certain stated minimum amount.
DTC as Securities Depository for Shares of the Funds.  Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.
DTC was created in 1973 to enable electronic movement of securities between its participants (“DTC Participants”), and NSCC was established in 1976 to provide a single settlement system for securities clearing and to serve as central counterparty for securities trades among DTC Participants. In 1999, DTC and NSCC were consolidated within The Depository Trust & Clearing Corporation (“DTCC”) and became wholly-owned subsidiaries of DTCC. The common stock of DTCC is owned by the DTC Participants, but NYSE and FINRA, through subsidiaries, hold preferred shares in DTCC that provide them with the right to elect one member each to the DTCC board of directors. Access to the DTC system is available to entities, such as banks, brokers, dealers and trust companies, that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).
Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in shares of the Fund.
Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC
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Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.
The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.
Distribution of Shares.  In connection with each Fund's launch, each Fund was seeded through the sale of one or more Creation Units by each Fund to one or more initial investors. Initial investors participating in the seeding may be Authorized Participants, a lead market maker or other third party investor or an affiliate of each Fund or each Fund’s adviser. Each such initial investor may sell some or all of the shares underlying the Creation Unit(s) held by them pursuant to the registration statement for each Fund (each, a “Selling Shareholder”), which shares have been registered to permit the resale from time to time after purchase. Each Fund will not receive any of the proceeds from the resale by the Selling Shareholders of these shares.
Selling Shareholders may sell shares owned by them directly or through broker-dealers, in accordance with applicable law, on any national securities exchange on which the shares may be listed or quoted at the time of sale, through trading systems, in the OTC market or in transactions other than on these exchanges or systems at fixed prices, at prevailing market prices at the time of the sale, at varying prices determined at the time of sale, or at negotiated prices. These sales may be effected through brokerage transactions, privately negotiated trades, block sales, entry into options or other derivatives transactions or through any other means authorized by applicable law. Selling Shareholders may redeem the shares held in Creation Unit size by them through an Authorized Participant.
Any Selling Shareholder and any broker-dealer or agents participating in the distribution of shares may be deemed to be “underwriters” within the meaning of Section 2(a)(11) of the 1933 Act, in connection with such sales.
Any Selling Shareholder and any other person participating in such distribution will be subject to applicable provisions of the 1934 Act and the rules and regulations thereunder.
Creation and Redemption of Creation Units
General.  The Trust issues and sells shares of each Fund only in Creation Units on a continuous basis through the Distributor or its agent, without a sales load, at a price based on a Fund’s NAV next determined after receipt, on any Business Day (as defined below), of an order received by the Distributor or its agent in proper form. On days when the Listing Exchange or the listing exchange for the Fund’s exchange-traded options close earlier than normal, the Funds may require orders to be placed earlier in the day. The following table sets forth the number of shares of each Fund that constitute a Creation Unit for the Fund and the approximate value of such Creation Unit as of July 31, 2025:
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Fund	Shares Per Creation Unit	Approximate Value Per Creation Unit (U.S.$)
iShares Large Cap Accelerated Outcome ETF	40,000	$1,036,400
iShares Large Cap Max Buffer Mar ETF	40,000	1,032,400
iShares Large Cap Max Buffer Jun ETF	40,000	1,103,600
iShares Large Cap Max Buffer Sep ETF	40,000	1,053,600
iShares Large Cap Max Buffer Dec ETF	40,000	1,040,000
In its discretion, the Trust reserves the right to increase or decrease the number of a Fund’s shares that constitute a Creation Unit. The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of a Fund, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.
A “Business Day” with respect to each Fund is any day the Fund is open for business, including any day when it satisfies redemption requests as required by Section 22(e) of the 1940 Act. Each Fund is open for business any day on which the Listing Exchange on which the Fund is listed for trading is open for business. As of the date of this SAI, the Listing Exchange observes the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Fund Deposit.  The consideration for purchase of Creation Units of a Fund generally consists of Deposit Securities and the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which will be applicable (subject to possible amendment or correction) to creation requests received in proper form. The Fund Deposit represents the minimum initial and subsequent investment amount for a Creation Unit of a Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, to purchases of Creation Units of shares of a given Fund until such time as the next-announced Fund Deposit is made available.
The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the “Deposit Amount,” which is an amount equal to the market value of the Deposit Securities, and serves to compensate for any differences between the NAV per Creation Unit and the Deposit Amount. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities are the sole responsibility of the Authorized Participant purchasing the Creation Unit. Each Fund generally offers Creation Units partially for cash, but may, in certain circumstances, offer Creation Units solely for cash or solely in-kind. Please see the Cash Purchase Method section below and the following discussion summarizing the Deposit Security method for further information on purchasing Creation Units of a Fund.
The identity and number or par value of the Deposit Securities change pursuant to changes in the composition of a Fund’s portfolio and as rebalancing adjustments and corporate action events are reflected from time to time by BFA with a view to the investment objective(s) of a Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities constituting a Fund’s portfolio.
The Fund Deposit may also be modified to minimize the Cash Component by redistributing the cash to the Deposit Securities portion of the Fund Deposit through “systematic rounding.” The rounding methodology “rounds up” position sizes of securities in the Deposit Securities (which in turn reduces the cash portion). However, the methodology limits the maximum allowed percentage change in weight and share quantity of any given security in the Fund Deposit.
The Fund may, in its sole discretion, substitute a “cash in lieu” amount to be added to the Cash Component to replace any Deposit Security in certain circumstances, including: (i) when instruments are not available in sufficient quantity for delivery; (ii) when instruments are not eligible for transfer through DTC or the clearing process (as discussed below); (iii) when instruments that the Authorized Participant (or an investor on whose behalf the Authorized Participant is acting) are not able to be traded due to a trading restriction; (iv) when delivery of the Deposit Security by the Authorized Participant (or by an investor on whose behalf the Authorized Participant is acting) would be restricted under applicable securities or other local laws; (v) in connection with distribution payments to be made by a Fund; or (vi) in certain other situations.
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Cash Purchase Method.  Although the Fund does not generally permit full cash purchases of Creation Units of its funds, when partial or full cash purchases of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind purchases thereof. In the case of a partial or full cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser.
Procedures for Creation of Creation Units.  To be eligible to place orders with the Distributor and to create a Creation Unit of a Fund, an entity must be: (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC, or (ii) a DTC Participant, and must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Units (“Authorized Participant Agreement”) (discussed below). A member or participant of a clearing agency registered with the SEC which has a written agreement with a Fund or one of its service providers that allows such member or participant to place orders for the purchase and redemption of Creation Units is referred to as an “Authorized Participant.” All shares of the Funds, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.
Role of the Authorized Participant.  Creation Units may be purchased only by or through a member or participant of a clearing agency registered with the SEC, which has a written agreement with a Fund or one of its service providers that allows such member or participant to place orders for the purchase and redemption of Creation Units. Such Authorized Participant will agree, pursuant to the terms of such Authorized Participant Agreement and on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that such Authorized Participant will make available in advance of each purchase of shares an amount of cash sufficient to pay the Cash Component, once the NAV of a Creation Unit is next determined after receipt of the purchase order in proper form, together with the transaction fees described below. An Authorized Participant, acting on behalf of an investor, may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Cash Component. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement and that orders to purchase Creation Units may have to be placed by the investor’s broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Trust does not expect to enter into an Authorized Participant Agreement with more than a small number of DTC Participants. A list of current Authorized Participants may be obtained from the Distributor. The Distributor has adopted guidelines regarding Authorized Participants’ transactions in Creation Units that are made available to all Authorized Participants. These guidelines set forth the processes and standards for Authorized Participants to transact with the Distributor and its agents in connection with creation and redemption transactions. In addition, the Distributor may be appointed as the proxy of the Authorized Participant and may be granted a power of attorney under its Authorized Participant Agreement.
Placement of Creation Orders.  Fund Deposits must be delivered through the Federal Reserve System (for cash and U.S. government securities), through DTC (for corporate and municipal securities) or through a central depository account, such as with Euroclear or DTC, maintained by BNY Mellon or a sub-custodian (a “Central Depository Account”). Any portion of the Fund Deposit that may not be delivered through the Federal Reserve System or DTC must be delivered through a Central Depository Account. The Fund Deposit transfers made through DTC must be ordered by the DTC Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of a Fund generally before 3:00 p.m., Eastern time on the Settlement Date. Fund Deposit transfers made through the Federal Reserve System must be deposited by the participant institution in a timely fashion so as to ensure the delivery of the requisite number or amount of Deposit Securities or cash through the Federal Reserve System to the account of a Fund generally before 3:00 p.m., Eastern time on the Settlement Date. Fund Deposit transfers made through a Central Depository Account must be completed pursuant to the requirements established by the custodian or sub-custodian for such Central Depository Account generally before 2:00 p.m., Eastern time on the Settlement Date. The “Settlement Date” for all funds is generally the first business day after the Transmittal Date. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to BNY Mellon through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by BNY Mellon generally before 3:00 p.m., Eastern time on the Settlement Date. If the Cash Component and the Deposit Securities are not received by 3:00 p.m., Eastern time on the Settlement Date, the creation order may be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using the Fund Deposit as newly
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constituted to reflect the then current NAV of a Fund. The delivery of Creation Units so created generally will occur no later than the first Business Day following the day on which the purchase order is deemed received by the Distributor, provided that the relevant Fund Deposit has been received by a Fund prior to such time.
Purchase Orders.  To initiate an order for a Creation Unit, an Authorized Participant must submit to the Distributor or its agent an irrevocable order to purchase shares of a Fund, in proper form, generally before 4:00 p.m., Eastern time on any Business Day to receive that day’s NAV. The Distributor or its agent will notify BFA and the custodian of such order. The custodian will then provide such information to any appropriate sub-custodian. Procedures and requirements governing the delivery of the Fund Deposit are set forth in the procedures handbook for Authorized Participants and may change from time to time. Investors, other than Authorized Participants, are responsible for making arrangements for a creation request to be made through an Authorized Participant. The Distributor or its agent will provide a list of current Authorized Participants upon request. Those placing orders to purchase Creation Units through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor or its agent by the Cutoff Time (as defined below) on such Business Day.
The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to a Fund, immediately available or same day funds estimated by a Fund to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fees. Those placing orders should ascertain the deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the Cutoff Time of a Fund. Investors should be aware that an Authorized Participant may require orders for purchases of shares placed with it to be in the particular form required by the individual Authorized Participant.
The Authorized Participant is responsible for any and all expenses and costs incurred by a Fund, including any applicable cash amounts, in connection with any purchase order.
Timing of Submission of Purchase Orders.  An Authorized Participant must submit an irrevocable order to purchase shares of a Fund before 4:00 p.m., Eastern time on any Business Day in order to receive that day’s NAV. Creation Orders must be transmitted by an Authorized Participant in the form required by a Fund to the Distributor or its agent pursuant to procedures set forth in the Authorized Participant Agreement. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or its agent or an Authorized Participant. A Fund’s deadline specified above for the submission of purchase orders is referred to as the Fund’s “Cutoff Time.” The Distributor or its agent, in their discretion, may permit the submission of such orders and requests by or through an Authorized Participant at any time (including on days on which the Listing Exchange is not open for business) via communication through the facilities of the Distributor’s or its agent’s proprietary website maintained for this purpose. Purchase orders and redemption requests, if accepted by the Trust, will be processed based on the NAV next determined after such acceptance in accordance with a Fund’s Cutoff Times as provided in the Authorized Participant Agreement and disclosed in this SAI.
Acceptance of Orders for Creation Units.  Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor’s behalf) and (ii) arrangements satisfactory to a Fund are in place for payment of the Cash Component and any other cash amounts which may be due, a Fund will accept the order, subject to the Fund’s right (and the right of the Distributor and BFA) to reject any order until acceptance, as set forth below.
Once a Fund has accepted an order, upon the next determination of the NAV of the shares, the Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor or its agent will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.
Each Fund reserves the right to reject or revoke a creation order transmitted to it by the Distributor or its agent provided that a rejection or revocation of a creation order does not violate Rule 6c-11 under the Investment Company Act. For example, a Fund may reject or revoke a creation order transmitted to it by the Distributor or its agent if (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities delivered do not conform to the identity and number of shares specified, as described above; (iv) acceptance of the Deposit Securities is not legally required or would, in the opinion of counsel, be unlawful; or (v) circumstances outside the control of the Fund, the Distributor or its agent and BFA make it impracticable to process purchase orders. The Distributor or its agent shall notify a prospective purchaser of a Creation Unit and/or the Authorized Participant acting on behalf of such purchaser of its rejection of such order. The Funds, BNY Mellon, the sub-custodian and
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the Distributor or its agent are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for failure to give such notification.
Issuance of a Creation Unit.  Except as provided herein, a Creation Unit will not be issued until the transfer of good title to a Fund of the Deposit Securities and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the custodian that the securities included in the Fund Deposit (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Distributor or its agent and BFA shall be notified of such delivery and a Fund will issue and cause the delivery of the Creation Unit.
Creation Units are generally issued on a “T+1 basis” (i.e., one Business Day after trade date). However, each Fund reserves the right to settle Creation Unit transactions on a different basis, if necessary or appropriate under the circumstances and compliant with applicable law. These circumstances may include, among others, accommodating non-U.S. market holiday schedules and accounting for different treatment among non-U.S. and U.S. markets of dividend record dates and ex-dividend dates (i.e., the last day the holder of a security can sell the security and still receive dividends payable on the security).
To the extent contemplated by an Authorized Participant Agreement with the Distributor, each Fund will issue Creation Units to such Authorized Participant, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral as set forth in the handbook for Authorized Participants. The Trust may use such collateral at any time to buy Deposit Securities for a Fund. Such collateral must be delivered no later than the time specified by a Fund or its custodian on the contractual settlement date. Information concerning a Fund’s current procedures for collateralization of missing Deposit Securities is available from the Distributor or its agent. The Authorized Participant Agreement will permit a Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Fund of purchasing such securities and the collateral including, without limitation, liability for related brokerage, borrowings and other charges.
In certain cases, Authorized Participants may create and redeem Creation Units on the same trade date and in these instances, each Fund reserves the right to settle these transactions on a net basis or require a representation from the Authorized Participants that the creation and redemption transactions are for separate beneficial owners. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by such Fund and the Fund’s determination shall be final and binding.
Costs Associated with Creation Transactions.
A standard creation transaction fee is imposed to offset the transfer and other transaction costs associated with the issuance of Creation Units. Under an ETF Services Agreement, the Funds have retained BRIL, an affiliate of BFA, to perform certain ETF Services. BRIL will receive from an Authorized Participant a standard transaction fee on each creation order, which consists of (1) a fee for providing the ETF Services (the “ETF Servicing Fee”) and (2) transfer, processing and other transaction costs charged by a Fund custodian in connection with the issuance of Creation Units for such creation order (“Custody Transaction Costs”). BRIL is entitled to retain the ETF Servicing Fee pursuant to the ETF Services Agreement, but BRIL will reimburse any Custody Transaction Costs to the applicable Fund custodian according to the amounts invoiced by such custodian.
The ETF Servicing Fee is a flat fee per order regardless of the number of Creation Units being purchased, which amount will vary among different Funds based on a number of factors, including the complexity of the order and the types of securities or instruments included in a Fund’s Creation Basket, among other variables. The ETF Servicing Fee may be equal to zero in certain instances, such as for creation transactions that consist solely of cash. The actual Custody Transaction Costs vary per order based on the number of trades, underlying markets and settlement locations associated with the issuance of a Creation Unit. The following table sets forth, for each Fund, either the actual creation transaction fee that was charged on November 10, 2025 or an estimate of the creation transaction fee that would have been charged if the Fund had issued a Creation Unit on that date. The actual fee that was or would have been charged to an Authorized Participant in connection with a creation order will vary over time depending on the factors discussed above, and may be higher than the fee set forth below.
In order to defray transaction expenses for a Fund and protect against possible shareholder dilution, if a creation transaction consists solely or partially of cash, the Authorized Participant may also be required to cover (up to the maximum amount shown below) certain brokerage, tax, foreign exchange, execution and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction
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costs based on historical data or other inputs, at BlackRock’s discretion, and may include part or all of the spread between the expected bid and offer side of the market and anticipated market impact). However, a Fund is not obligated to trade identical securities to the securities identified by BlackRock in estimating these transaction and other costs and expenses. In certain cases, BlackRock or an affiliate may determine in its discretion to deviate from the regular charge, subject to the maximum amounts shown below.
Authorized Participants will also bear the costs of transferring the Deposit Securities to the Funds. Certain fees/costs associated with creation transactions may be waived in certain circumstances. Investors who use the services of a broker or other financial intermediary to acquire Fund shares may be charged a fee for such services.
The following table sets forth each Fund’s actual or estimated creation transaction fee, as applicable, as of November 10, 2025 and maximum additional charge (as described above):
Fund	Standard Creation Transaction Fee	Maximum Additional Charge for Creations*
iShares Large Cap Accelerated Outcome ETF	$311.25 **	3.0%
iShares Large Cap Max Buffer Mar ETF	311.25 **	3.0%
iShares Large Cap Max Buffer Jun ETF	311.25 **	3.0%
iShares Large Cap Max Buffer Sep ETF	311.25 **	3.0%
iShares Large Cap Max Buffer Dec ETF	311.25 **	3.0%

*
As a percentage of the net asset value per Creation Unit.
**
Estimated fee.
Redemption of Creation Units.  Shares of a Fund may be redeemed by Authorized Participants only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor or its agent and only on a Business Day. The Funds will not redeem shares in amounts less than Creation Units. There can be no assurance, however, that there will be sufficient liquidity in the secondary market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a Creation Unit that could be redeemed by an Authorized Participant. Beneficial owners also may sell shares in the secondary market.
Each Fund generally redeems Creation Units for Fund Securities (as defined below). Please see the following discussion summarizing the in-kind method for further information on redeeming Creation Units of the Funds.
Each Fund publishes the designated portfolio of securities (including any portion of such securities for which cash may be substituted) that will be applicable to redemption requests received in proper form (as defined below) on that day (“Fund Securities” or “Redemption Basket”), and an amount of cash (the “Cash Amount,” as described below) are applicable, in order to effect redemptions of Creation Units of the Fund. Such Fund Securities and Cash Amount will remain in effect until such time as the next announced composition of the Fund Securities and Cash Amount is made available. The Fund Securities and Cash Amount are subject to possible amendment or correction. Procedures and requirements governing redemption transactions are set forth in the handbook for Authorized Participants and may change from time to time.
Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities, plus the Cash Amount, which is an amount equal to the difference between the net asset value of the shares being redeemed, as next determined after the receipt of a redemption request in proper form, and the value of Fund Securities, less a redemption transaction fee (as described below).
The Trust may, in its sole discretion, substitute a “cash in lieu” amount to replace any Fund Security in certain circumstances, including: (i) when the delivery of a Fund Security to the Authorized Participant (or to an investor on whose behalf the Authorized Participant is acting) would be restricted under applicable securities or other local laws or due to a trading restriction; (ii) when the delivery of a Fund Security to the Authorized Participant would result in the disposition of the Fund Security by the Authorized Participant due to restrictions under applicable securities or other local laws; (iii) when the delivery of a Fund Security to the Authorized Participant would result in unfavorable tax treatment; (iv) when a Fund Security cannot be settled or otherwise delivered in time to facilitate an in-kind redemption; or (v) in certain other situations. The amount of cash paid out in such cases will be equivalent to the value of the substituted security listed as a Fund Security. In the event
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that the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder. The Funds generally redeem Creation Units for Fund Securities, but the Funds reserve the right to utilize a cash option for redemption of Creation Units. A Fund may, in its sole discretion, provide such redeeming Authorized Participant a portfolio of securities that differs from the exact composition of the Fund Securities, but does not differ in NAV. The Redemption Basket may also be modified to minimize the Cash Component by redistributing the cash to the Fund Securities portion of the Redemption Basket through systematically rounding. The rounding methodology allows position sizes of securities in the Fund Securities to be “rounded up,” while limiting the maximum allowed percentage change in weight and share quantity of any given security in the Redemption Basket.
Cash Redemption Method.  Although the Trust does not generally permit partial or full cash redemptions of Creation Units of its funds, when partial or full cash redemptions of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind redemptions thereof. In the case of partial or full cash redemption, the Authorized Participant receives the cash equivalent of the Fund Securities it would otherwise receive through an in-kind redemption, plus the same Cash Amount to be paid to an in-kind redeemer.
Costs Associated with Redemption Transactions.
A standard redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the relevant Fund. As described above, under an ETF Services Agreement, the Funds have retained BRIL, an affiliate of BFA, to perform certain ETF Services. BRIL will receive from an Authorized Participant a standard transaction fee on each redemption order, which consists of (1) the ETF Servicing Fee and (2) Custody Transaction Costs. BRIL is entitled to retain the ETF Servicing Fee pursuant to the ETF Services Agreement, but BRIL will reimburse any Custody Transaction Costs to the applicable Fund custodian according to the amounts invoiced by such custodian.
The ETF Servicing Fee is a flat fee per order regardless of the number of Creation Units being redeemed, which amount will vary among different Funds based on a number of factors, including the complexity of the order and the types of securities or instruments included in a Fund’s Redemption Basket, among other variables. The ETF Servicing Fee may be equal to zero in certain instances, such as for redemption transactions that consist solely of cash. The actual Custody Transaction Costs vary per order based on the number of trades, underlying markets, and settlement locations associated with the redemption of a Creation Unit. The following table sets forth, for each Fund, either the actual standard redemption transaction fee that was charged on November 10, 2025 or an estimate of the standard redemption transaction fee that would have been charged if the Fund had redeemed a Creation Unit on that date. The actual fee that was or would have been charged to an Authorized Participant in connection with a redemption order will vary over time depending on the factors discussed above, and may be higher than the fee set forth below.
In order to defray transaction expenses for a Fund and protect against possible shareholder dilution, if a redemption transaction consists solely or partially of cash, the Authorized Participant may also be required to cover (up to the maximum amount shown below) certain brokerage, tax, foreign exchange, execution and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs based on historical data or other inputs, at BlackRock’s discretion, and may include part or all of the spread between the expected bid and offer side of the market and anticipated market impact). However, a Fund is not obligated to trade identical securities to the securities identified by BlackRock in estimating these transaction and other costs and expenses. In certain cases, BlackRock or an affiliate may determine in its discretion to deviate from the regular charge, subject to the maximum amounts shown below.
Authorized Participants will also bear the costs of transferring the Fund Securities from a Fund to their account on their order. Certain fees/costs associated with redemption transactions may be waived in certain circumstances. Investors who use the services of a broker or other financial intermediary to dispose of Fund shares may be charged a fee for such services.
The following table sets forth each Fund’s actual or estimated redemption transaction fee, as applicable, as November 10, 2025 and maximum additional charge (as described above):
Fund	Standard Redemption Transaction Fee	Maximum Additional Charge for Redemptions*
iShares Large Cap Accelerated Outcome ETF	$311.25 **	2.0%
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Fund	Standard Redemption Transaction Fee	Maximum Additional Charge for Redemptions*
iShares Large Cap Max Buffer Mar ETF	311.25 **	2.0%
iShares Large Cap Max Buffer Jun ETF	311.25 **	2.0%
iShares Large Cap Max Buffer Sep ETF	311.25 **	2.0%
iShares Large Cap Max Buffer Dec ETF	311.25 **	2.0%

*
As a percentage of the net asset value per Creation Unit, inclusive of the standard redemption transaction fee.
**
Estimated fee.
Placement of Redemption Orders.  Redemption requests for Creation Units of a Fund must be submitted to the Distributor or its agent by or through an Authorized Participant. An Authorized Participant must submit an irrevocable request to redeem shares of a Fund generally before 4:00 p.m., Eastern time on any Business Day, in order to receive that day’s NAV. On days when the Listing Exchange closes earlier than normal, a Fund may require orders to redeem Creation Units to be placed earlier that day. Investors, other than Authorized Participants, are responsible for making arrangements for a redemption request to be made through an Authorized Participant. The Distributor or its agent will provide a list of current Authorized Participants upon request.
The Authorized Participant must transmit the request for redemption in the form required by a Fund to the Distributor or its agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. At any time, only a limited number of broker-dealers will have an Authorized Participant Agreement in effect. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to a Fund’s transfer agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.
A redemption request is considered to be in “proper form” if: (i) an Authorized Participant has transferred or caused to be transferred to a Fund’s transfer agent the Creation Unit redeemed through the book-entry system of DTC so as to be effective by the Listing Exchange closing time on any Business Day on which the redemption request is submitted; (ii) a request in form satisfactory to a Fund is received by the Distributor or its agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above; and (iii) all other procedures set forth in the Authorized Participant Agreement are properly followed. Upon receiving a redemption request, the Distributor or its agent shall notify a Fund and the Fund’s transfer agent of such redemption request. The tender of an investor’s shares for redemption and the distribution of the securities and/or cash included in the redemption payment made in respect of Creation Units redeemed will be made through DTC and the relevant Authorized Participant to the Beneficial Owner thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds, as the case may be, or by such other means specified by the Authorized Participant submitting the redemption request.
A redeeming Authorized Participant, whether on its own account or acting on behalf of a Beneficial Owner, must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the portfolio securities are customarily traded, to which account such portfolio securities will be delivered.
Deliveries of redemption proceeds are generally made within one Business Day (i.e., “T+1”). However, each Fund reserves the right to settle deliveries of redemption proceeds on a different basis, if necessary or appropriate under the circumstances and compliant with applicable law. These circumstances may include, among others, accommodating non-U.S. market holiday schedules and accounting for different treatment among non-U.S. and U.S. markets of dividend record dates and dividend ex-dates (i.e., the last date the holder of a security can sell the security and still receive dividends payable on the security).
If a Fund includes a foreign investment in its basket, and if a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming Authorized Participants prevents timely delivery of the foreign investment in response to a redemption request, the Fund may delay delivery of the foreign investment more than seven days if the Fund delivers the foreign investment as soon as practicable, but in no event later than 15 days. If neither the Authorized Participant nor the Beneficial Owner on whose behalf the Authorized Participant is acting has appropriate
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arrangements to take delivery of Fund Securities in the applicable non-U.S. jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of Fund Securities in such jurisdiction, a Fund may in its discretion exercise its option to redeem such shares in cash, and the Beneficial Owner will be required to receive its redemption proceeds in cash. In such case, the investor will receive a cash payment equal to the net asset value of its shares based on the NAV of a Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charges specified above to offset a Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities). Redemptions of shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws and a Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund cannot lawfully deliver specific Fund Securities upon redemptions or cannot do so without first registering the Fund Securities under such laws.
To the extent contemplated by an Authorized Participant’s agreement with the Distributor or its agent, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit to be redeemed to a Fund, at or prior to the time specified by the Fund or its custodian on the Business Day after the date of submission of redemption request, the Distributor or its agent will accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral as set forth in the handbook for Authorized Participants. Such collateral must be delivered no later than the time specified by a Fund or its custodian on the Business Day after the date of submission of such redemption request and shall be held by BNY Mellon and marked-to-market daily. The fees of BNY Mellon and any sub-custodians in respect of the delivery, maintenance and redelivery of the collateral shall be payable by the Authorized Participant. The Authorized Participant Agreement permits a Fund to acquire shares of the Fund at any time and subjects the Authorized Participant to liability for any shortfall between the aggregate of the cost to the Fund of purchasing such shares, plus the value of the Cash Amount, and the value of the collateral together with liability for related brokerage and other charges.
The right of redemption may be suspended or the date of payment postponed with respect to the Funds: (i) for any period during which the Listing Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the Listing Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of a Fund’s portfolio securities or determination of its NAV is not reasonably practicable; or (iv) in such other circumstance as is permitted by the SEC.
Custom Baskets.  Creation and Redemption baskets may differ and the Funds will accept “custom baskets.” A custom basket may include any of the following: (i) a basket that is composed of a non-representative selection of a Fund’s portfolio holdings; (ii) a representative basket that is different from the initial basket used in transactions on the same business day; or (iii) a basket that contains bespoke cash substitutions for a single Authorized Participant. Each Fund has adopted policies and procedures that govern the construction and acceptance of baskets, including heightened requirements for certain types of custom baskets. Such policies and procedures provide the parameters for the construction and acceptance of custom baskets that are in the best interests of a Fund and its shareholders, establish processes for revisions to, or deviations from, such parameters, and specify the titles and roles of the employees of BFA who are required to review each custom basket for compliance with those parameters. In addition, when constructing custom baskets for redemptions, the tax efficiency of a Fund may be taken into account. The policies and procedures distinguish among different types of custom baskets that may be used for a Fund and impose different requirements for different types of custom baskets in order to seek to mitigate against potential risks of conflicts and/or overreaching by an Authorized Participant. BlackRock has established a governance process to oversee basket compliance for a Fund, as set forth in each Fund’s policies and procedures.
Taxation on Creations and Redemptions of Creation Units.  An Authorized Participant generally will recognize either gain or loss upon the exchange of Deposit Securities for Creation Units. This gain or loss is calculated by taking the market value of the Creation Units purchased over the Authorized Participant’s aggregate basis in the Deposit Securities exchanged therefor. However, the IRS may apply the wash sales rules to determine that any loss realized upon the exchange of Deposit Securities for Creation Units is not currently deductible. Authorized Participants should consult their own tax advisors.
Current U.S. federal income tax laws dictate that capital gain or loss realized from the redemption of Creation Units will generally create long-term capital gain or loss if the Authorized Participant holds the Creation Units for more than one year, or short-term capital gain or loss if the Creation Units were held for one year or less, if the Creation Units are held as capital assets.
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Taxes
The following is a summary of certain material U.S. federal income tax considerations regarding the purchase, ownership and disposition of shares of a Fund. This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to a Fund or to all categories of investors, some of which may be subject to special tax rules. Current and prospective shareholders are urged to consult their own tax advisors with respect to the specific U.S. federal, state, local and non-U.S. tax consequences of investing in a Fund. The summary is based on the laws and judicial and administrative interpretations thereof in effect on the date of this SAI, all of which are subject to change, possibly with retroactive effect. References to the Funds will also generally apply to the Underlying Funds as well.
Regulated Investment Company Qualifications.  Each Fund intends to qualify for treatment as a separate RIC under Subchapter M of the Internal Revenue Code. To qualify for treatment as a RIC, each Fund must annually distribute at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (i) at least 90% of each Fund’s annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or non-U.S. currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in qualified publicly-traded partnerships (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive at least 90% of their income from interest, dividends, capital gains and other traditionally permitted RIC income); and (ii) at the close of each quarter of each Fund's taxable year, (a) at least 50% of the market value of each Fund’s total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of each Fund's total assets may be invested in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer, of two or more issuers of which 20% or more of the voting stock is held by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly-traded partnerships.
A Fund may be able to cure a failure to derive at least 90% of its income from the sources specified above or a failure to diversify its holdings in the manner described above by paying a tax and/or by disposing of certain assets. If, in any taxable year, a Fund fails one of these tests and does not timely cure the failure, that Fund will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by that Fund in computing its taxable income.
Although, in general, the passive loss rules of the Internal Revenue Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to interests in qualified publicly-traded partnerships. A Fund's investments in partnerships, including in qualified publicly-traded partnerships, may result in the Fund being subject to state, local, or non-U.S. income, franchise or withholding tax liabilities.
Taxation of RICs.  As a RIC, a Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders, provided that it satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, a Fund must distribute to its shareholders at least the sum of (i) 90% of its “investment company taxable income” (i.e., income other than the excess of its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments, and (ii) 90% of its net tax-exempt income for the taxable year. A Fund will be subject to income tax at regular corporate rates on any taxable income or gains that it does not distribute to its shareholders. If a Fund fails to qualify for any taxable year as a RIC or fails to meet the distribution requirement, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits. In such event, distributions to individuals should be eligible to be treated as qualified dividend income and distributions to corporate shareholders generally should be eligible for the dividends received deduction. Although each Fund intends to distribute substantially all of its net investment income and its capital gains for each taxable year, a Fund may decide to retain a portion of its income or gains. Each Fund will be subject to U.S. federal income taxation and excise taxation (as described below) to the extent it does not distribute all (or, in the case of the excise tax, substantially all) of such income or gains. In certain circumstances, including in instances where the
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operational cost of the distribution would exceed the amount of the income or excise tax, BFA or an affiliate may voluntarily pay the tax on behalf of a Fund or reimburse the Fund for the tax. If a Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. If a Fund fails to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Fund had been liquidated) if it qualifies as a RIC in a subsequent year.
Excise Tax.  A Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus at least 98.2% of its capital gain net income for the 12 months ended October 31 of such year. For this purpose, however, any ordinary income or capital gain net income retained by a Fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. Long-term capital distributions from the Underlying Funds paid in December or, in certain cases, January in satisfaction of this rule will be subject to potential distribution by the Funds in the following calendar year.
Net Capital Loss Carryforwards.  Net capital loss carryforwards may be applied against any net realized capital gains in each succeeding year, until they have been reduced to zero.
In the event that a Fund were to experience an ownership change as defined under the Internal Revenue Code, the loss carryforwards and other favorable tax attributes of a Fund, if any, may be subject to limitation.
The Funds did not have tax basis net capital loss carryforwards as of July 31, 2025, the tax year-end for the Funds.
Taxation of U.S. Shareholders.   Dividends and other distributions by a Fund are generally treated under the Internal Revenue Code as received by the shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by a Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided such dividend is actually paid by the Fund during January of the following calendar year.
Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if a Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax (at a flat rate of 21%) on the amount retained. In that event, unless the retained amount is deemed to be de minimis or the applicable tax is otherwise reimbursed by BFA or an affiliate, the Fund will generally designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to the excess of the amount in clause (a) over the amount in clause (b). Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the IRS.
Distributions of net realized long-term capital gains, if any, that a Fund reports as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund. All other dividends of a Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits (“regular dividends”) are generally subject to tax as ordinary income, subject to the discussion of qualified dividend income below. Because the Funds are expected to invest in the Underlying Fund, the Fund’s realized losses on sales of shares of the Underlying Fund may be indefinitely or permanently deferred as “wash sales.” Distributions of short-term capital gains by the Underlying Fund will be recognized as ordinary income by a Fund and would not be offset by a Fund’s capital loss carryforwards, if any. Capital loss carryforwards of the Underlying Fund, if any, would not offset net capital gains of a Fund. Long-term capital gains are eligible for taxation at a maximum rate of 15% or 20% for non-corporate shareholders, depending on whether their income exceeds certain threshold amounts.
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If an individual receives a regular dividend qualifying for the long-term capital gains rates and such dividend constitutes an “extraordinary dividend,” and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An “extraordinary dividend” on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period, or (ii) in an amount greater than 20% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.
Distributions in excess of a Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder’s basis in shares of the Fund, and as a capital gain thereafter (if the shareholder holds shares of the Fund as capital assets). Distributions in excess of a Fund’s minimum distribution requirements, but not in excess of a Fund’s earnings and profits, will be taxable to shareholders and will not constitute nontaxable returns of capital. Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive and should have a cost basis in the shares received equal to such amount.
A 3.8% U.S. federal Medicare contribution tax is imposed on net investment income, including, but not limited to, interest, dividends, and net gain from investments, of U.S. individuals with income exceeding $200,000 (or $250,000 if married and filing jointly) and of estates and trusts.
Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If a Fund is the holder of record of any security on the record date for any dividends payable with respect to such security, such dividends will be included in the Fund’s gross income not as of the date received but as of the later of (a) the date such security became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the security would not be entitled to receive the declared, but unpaid, dividends); or (b) the date the Fund acquired such security. Accordingly, in order to satisfy its income distribution requirements, a Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.
In certain situations, a Fund may, for a taxable year, defer all or a portion of its net capital loss (or if there is no net capital loss, then any net long-term or short-term capital loss) realized after October and its late-year ordinary loss (defined as the sum of (i) the excess of post-October foreign currency and passive foreign investment company (“PFIC”) losses over post-October foreign currency and PFIC gains and (ii) the excess of post-December ordinary losses over post-December ordinary income) until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October (or December) may affect the tax character of shareholder distributions.
Sales of Shares.  Upon the sale or exchange of shares of a Fund, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and the shareholder’s basis in shares of the Fund. A redemption of shares by a Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends or capital gains distributions, or by an option or contract to acquire substantially identical shares, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. The Medicare contribution tax described above will apply to the sale of Fund shares.
If a shareholder incurs a sales charge in acquiring shares of a Fund, disposes of those shares within 90 days and then, on or before January 31 of the following calendar year, acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares. Furthermore, the
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same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents shareholders from immediately deducting the sales charge by shifting their investments within a family of mutual funds.
Backup Withholding.  In certain cases, a Fund will be required to withhold at a 24% rate and remit to the U.S. Treasury such amounts withheld from any distributions paid to a shareholder who: (i) has failed to provide a correct taxpayer identification number; (ii) is subject to backup withholding by the IRS; (iii) has failed to certify to a Fund that such shareholder is not subject to backup withholding; or (iv) has not certified that such shareholder is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's U.S. federal income tax liability.
Sections 351 and 362.  The Trust, on behalf of each Fund, has the right to reject an order for a purchase of shares of the Fund if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Sections 351 and 362 of the Internal Revenue Code, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. If a Fund’s basis in such securities on the date of deposit was less than market value on such date, the Fund, upon disposition of the securities, would recognize more taxable gain or less taxable loss than if its basis in the securities had been equal to market value. It is not anticipated that the Trust will exercise the right of rejection except in a case where the Trust determines that accepting the order could result in material adverse tax consequences to a Fund or its shareholders. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.
Treatment of the FLEX Options.  A Fund’s investments in offsetting positions with respect to the Underlying ETF may be “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund, and losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.
The tax consequences of straddle transactions to a Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if a Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary income may be increased or decreased substantially as compared to a Fund that did not engage in such transactions.
The FLEX Options included in the portfolio are exchange-traded options. Under Section 1256 of the Internal Revenue Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. The Funds do not believe that the positions held by the Funds will be subject to Section 1256, which means that the positions will not be marked to market, but the positions will be subject to the straddle rules.
Taxation of Certain Derivatives.  A Fund’s transactions in zero coupon securities, non-U.S. currencies, forward contracts, options and futures contracts (including options and futures contracts on non-U.S. currencies), to the extent permitted, will be subject to special provisions of the Internal Revenue Code (including provisions relating to “hedging transactions” and “straddles”) that, among other consequences, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require a Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause a Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. Each Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any zero coupon security, non-U.S. currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a RIC.
A Fund’s investments in so-called “section 1256 contracts,” such as regulated futures contracts, most non-U.S. currency forward contracts traded in the interbank market and options on most security indexes, are subject to special tax rules. All
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section 1256 contracts held by a Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by a Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by a Fund.
As a result of entering into swap contracts, a Fund may make or receive periodic net payments. A Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if a Fund has been a party to the swap for more than one year). The cost of any payments made by a Fund on a swap transaction will be netted pro rata against both tax exempt and taxable gross income. With respect to certain types of swaps, a Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss.
Qualified Dividend Income.  Distributions by a Fund of investment company taxable income (including any short-term capital gains), whether received in cash or shares, will be taxable either as ordinary income or as qualified dividend income, which is eligible to be taxed at long-term capital gain rates to the extent a Fund receives qualified dividend income on the securities it holds and a Fund reports the distribution as qualified dividend income. The Funds do not expect that a significant portion of their distributions will consist of qualified dividend income or be eligible for the dividends received deduction. Qualified dividend income is, in general, dividend income from taxable U.S. corporations (but generally not from U.S. REITs) and certain non-U.S. corporations (e.g., non-U.S. corporations that are not PFICs and which are incorporated in a possession of the U.S. or in certain countries with a comprehensive tax treaty with the U.S., or the stock of which is readily tradable on an established securities market in the U.S. (where the dividends are paid with respect to such stock)). Substitute payments received by a Fund for securities lent out by a Fund will not be qualified dividend income.
A dividend from a Fund will not be treated as qualified dividend income to the extent that: (i) the shareholder has not held the shares on which the dividend was paid for 61 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become ex-dividend with respect to such dividend or a Fund fails to satisfy those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder (or, in the case of certain preferred stocks, the holding requirement of 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend with respect to such dividend); (ii) a Fund or the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property; or (iii) the shareholder elects to treat such dividend as investment income under Section 163(d)(4)(B) of the Internal Revenue Code. Dividends received by a Fund from a REIT or another RIC may be treated as qualified dividend income only to the extent the dividend distributions are attributable to qualified dividend income received by such REIT or other RIC. It is expected that dividends received by a Fund from a REIT and distributed to a shareholder generally will be taxable to the shareholder as ordinary income. However, a non-corporate taxpayer who is a direct REIT shareholder may claim a 20% “qualified business income” deduction for ordinary REIT dividends, and a RIC may report dividends as eligible for this deduction to the extent the RIC’s income is derived from ordinary REIT dividends (reduced by allocable RIC expenses). A shareholder may treat the dividends as such provided the RIC and the shareholder satisfy applicable holding period requirements. Distributions by a Fund of its net short-term capital gains will be taxable as ordinary income.
Corporate Dividends Received Deduction.  Dividends paid by a Fund that are attributable to dividends received by the Fund from the Underlying Funds and that are attributable to dividends paid by U.S. corporations may qualify for the U.S. federal dividends received deduction for corporations. A 46-day minimum holding period during the 90-day period that begins 45 days prior to ex-dividend date (or 91-day minimum holding period during the 180 period beginning 90 days prior to ex-dividend date for certain preference dividends) during which risk of loss may not be diminished is required for the applicable shares, at the Fund level, the Underlying Fund level and shareholder level, for a dividend to be eligible for the dividends received deduction. Restrictions may apply if indebtedness, including a short sale, is attributable to the investment.
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Excess Inclusion Income.  Under current law, the Funds serve to block unrelated business taxable income (“UBTI”) from being realized by their tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Section 514(b) of the Internal Revenue Code. Certain types of income received by the Underlying Fund from REITs, real estate mortgage investment conduits, taxable mortgage pools or other investments may cause the Fund to report some or all of its distributions as “excess inclusion income.” To Fund shareholders, such excess inclusion income may: (i) constitute taxable income, as UBTI for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (ii) not be offset by otherwise allowable deductions for tax purposes; (iii) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (iv) cause the Fund or Underlying Fund to be subject to tax if certain “disqualified organizations,” as defined by the Internal Revenue Code, are Fund shareholders. If a charitable remainder annuity trust or a charitable remainder unitrust (each as defined in Section 664 of the Internal Revenue Code) has UBTI for a taxable year, a 100% excise tax on the UBTI is imposed on the trust.
A Fund tries to avoid investing in REITs that are expected to generate excess inclusion income, but a Fund may not always be successful in doing so. Because information about a REIT’s investments may be inadequate or inaccurate, or because a REIT may change its investment program, a Fund may not be successful in avoiding the consequences described above. Avoidance of investments in REITs that generate excess inclusion income may require a Fund to forego otherwise attractive investment opportunities.
Reporting.  If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a RIC are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Other Taxes.  Dividends, distributions and redemption proceeds may also be subject to additional state, local and non-U.S. taxes depending on each shareholder’s particular situation.
Taxation of Non-U.S. Shareholders.  Dividends paid by a Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. Dividends paid by a Fund from net tax-exempt income or long-term capital gains are generally not subject to such withholding tax. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN or IRS Form W-8BEN-E certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides an IRS Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the U.S. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN, IRS Form W-8BEN-E or other applicable form may be subject to backup withholding at the appropriate rate.
Properly-reported dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of the Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder or partner, reduced by expenses that are allocable to such income) or (ii) are paid in respect of the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, the Fund may report all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN, IRS Form W-8BEN-E or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.
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Special rules may apply to a foreign shareholder receiving a Fund distribution if at least 50% of the Fund's assets consist of interests in U.S. real property interests, including certain REITs and U.S. real property holding corporations (as defined in the Internal Revenue Code and Treasury regulations). Fund distributions that are attributable to gain from the disposition of a U.S. real property interest will be taxable as ordinary dividends and subject to withholding at a 30% or lower treaty rate if the foreign shareholder held no more than 5% of the Fund's shares at any time during the one-year period ending on the date of the distribution. If the foreign shareholder held more than 5% of the Fund's shares, the distribution would be treated as income effectively connected with a trade or business within the U.S. and the foreign shareholder would be subject to withholding tax at a rate of 21% and would generally be required to file a U.S. federal income tax return.
Similar consequences would generally apply to a foreign shareholder's gain on the sale of Fund shares unless the Fund is domestically controlled (meaning that more than 50% of the value of the Fund's shares is held by U.S. shareholders) or the foreign shareholder owns no more than 5% of the Fund's shares at any time during the five-year period ending on the date of sale. Finally, a domestically controlled Fund may be required to recognize a portion of its gain on the in-kind distribution of certain U.S. real property interests. Shareholders that are nonresident aliens or foreign entities are urged to consult their own tax advisors concerning the particular tax consequences to them of an investment in the Fund.
A foreign shareholder also may be subject to certain “wash sale” rules to prevent the avoidance of the tax filing and payment obligations discussed above through the sale and repurchase of Fund shares.
Shareholders that are nonresident aliens or foreign entities are urged to consult their own tax advisors concerning the particular tax consequences to them of an investment in a Fund.
Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to: (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders; and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to: (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders; comply with due diligence procedures with respect to the identification of U.S. accounts; report to the IRS certain information with respect to U.S. accounts maintained; agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information; and determine certain other information concerning their account holders, or (ii) in the event an intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities may need to report the name, address, and taxpayer identification number of each substantial U.S. owner or provide certifications of no substantial U.S. ownership unless certain exceptions apply.
Shares of a Fund held by a non-U.S. shareholder at death will be considered situated within the U.S. and subject to the U.S. estate tax.
The foregoing discussion is a summary of certain material U.S. federal income tax considerations only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisors as to the tax consequences of investing in such shares, including consequences under state, local and non-U.S. tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date of this SAI. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.
Financial Statements
Each Fund's audited Financial Statements, including the Financial Highlights, appearing in the applicable Annual Report to Shareholders and the report therein of PricewaterhouseCoopers LLP, an independent registered public accounting firm, are hereby incorporated by reference in this SAI. The applicable Annual Report to Shareholders, which contains the referenced audited financial statements, is available upon request and without charge.
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Miscellaneous Information
Counsel.  Willkie Farr & Gallagher LLP, located at 787 Seventh Avenue, New York, NY 10019, is counsel to the Trust.
Independent Registered Public Accounting Firm.  PricewaterhouseCoopers LLP, located at Two Commerce Square, 2001 Market Street, Philadelphia, PA 19103, serves as the Trust's independent registered public accounting firm, audits the Funds' financial statements, and may perform other services.
Shareholder Communications to the Board.  The Board has established a process for shareholders to communicate with the Board. Shareholders may contact the Board by mail. Correspondence should be addressed to iShares Board of Trustees, c/o BlackRock Fund Advisors, iShares Fund Administration, 400 Howard Street, San Francisco, CA 94105. Shareholder communications to the Board should include the following information: (i) the name and address of the shareholder; (ii) the number of shares owned by the shareholder; (iii) the Fund(s) of which the shareholder owns shares; and (iv) if these shares are owned indirectly through a broker, financial intermediary or other record owner, the name of the broker, financial intermediary or other record owner. All correspondence received as set forth above shall be reviewed by the Secretary of the Trust and reported to the Board.
Investors’ Rights.  Each Fund relies on the services of BFA and its other service providers, including the Distributor, administrator, custodian and transfer agent. Further information about the duties and roles of these service providers is set out in this SAI. Investors who acquire shares of a Fund are not parties to the relevant agreement with these service providers and do not have express contractual rights against the Fund or its service providers, except certain institutional investors that are Authorized Participants may have certain express contractual rights with respect to the Distributor under the terms of the relevant Authorized Participant Agreement. Investors may have certain legal rights under federal or state law against a Fund or its service providers. In the event that an investor considers that it may have a claim against a Fund, or against any service provider in connection with its investment in a Fund, such investor should consult its own legal advisor.
By contract, Authorized Participants irrevocably submit to the non-exclusive jurisdiction of any New York State or U.S. federal court sitting in New York City over any suit, action or proceeding arising out of or relating to the Authorized Participant Agreement. Jurisdiction over other claims, whether by investors or Authorized Participants, will turn on the facts of the particular case and the law of the jurisdiction in which the proceeding is brought.
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Appendix A - Proxy Voting Policies
A-1

Open-End Active and Fixed Income Index Fund Proxy Voting Policy
Procedures Governing Delegation of Proxy Voting to Fund Advisers
Effective Date: January 1, 2025
________________________________________
Applies to the following types of Funds registered under the 1940 Act:
☐ Index Equity Mutual Funds and Exchange-Traded Funds
☒ Open-End Active and Fixed Income Index Mutual Funds and Exchange-Traded Funds
☐ Money Market Funds
☐ Closed-End Funds
☐ Other
________________________________________
Objective and Scope
Set forth below is the Open-End Active and Fixed Income Index Fund Proxy Voting Policy.
Policy / Document Requirements and Statements
The Boards of Trustees/Directors (“Directors”) of certain open-end funds (the “Funds”) advised by BlackRock Fund Advisors or BlackRock Advisors, LLC (“BlackRock”), have the responsibility for the oversight of voting proxies relating to portfolio securities of the Funds, and have determined that it is in the best interests of the Funds and their shareholders to delegate the responsibility to vote proxies to BlackRock, subject to the principles outlined in this Policy, as part of BlackRock’s authority to manage, acquire and dispose of account assets, all as contemplated by the Funds’ respective investment management agreements.
BlackRock has adopted the BlackRock Active Investment Stewardship Global Engagement and Voting Guidelines (as from time to time amended, the “Guidelines”) governing proxy voting by active and fixed income index Funds managed by BlackRock. The Guidelines include “climate and decarbonization” guidelines which apply to the Funds listed in Appendix A, if any.
BlackRock will cast votes on behalf of each of the Funds covered by this policy on specific proxy issues in respect of securities held by each such Fund (or may refrain from voting) in accordance with the Guidelines.
Conflicts Management
BlackRock Active Investment Stewardship (“BAIS”) maintains policies and procedures that seek to prevent undue influence on BlackRock’s proxy voting activity and to mitigate material conflicts of interest in the exercise of proxy voting responsibilities. Potential material conflicts, and the resultant potential for undue influence, might be due to a relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates or employees, or a Fund or a Fund’s affiliates. BlackRock has taken certain steps to mitigate potential conflicts, which are outlined in detail in the Guidelines. In mitigating conflicts, BAIS will adhere to the Guidelines.
In certain instances, BAIS will engage an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid potential conflicts of interest, to satisfy regulatory compliance requirements, or as may be otherwise required by applicable law.
A-2

With respect to the relationship between securities lending and proxy voting, shares on loan cannot be voted and BlackRock may determine to recall them for voting, as guided by BlackRock’s fiduciary responsibility to act in clients’ financial interests. The Guidelines set forth BlackRock’s approach to recalling securities on loan in connection with proxy voting.
Reports to the Board
BlackRock will report on an annual basis to the Directors on (1) a summary of the proxy voting process as applicable to the Funds covered by this policy in the preceding year together with a representation that all votes were in accordance with the Guidelines and (2) any material changes to the Guidelines, including material changes to conflicts management practices, that have not previously been reported.
Appendix A
BlackRock U.S. Carbon Transition Readiness ETF
BlackRock World ex U.S. Carbon Transition Readiness ETF
A-3

BlackRock Active Investment Stewardship
Global Engagement and Voting Guidelines
Effective as of January 2025

Overview	A-4
Introduction to BlackRock	A-4
About BlackRock Active Investment Stewardship	A-5
Our approach to stewardship within active equities	A-5
Our approach to stewardship within fixed income	A-5
Boards of Directors	A-6
Executive compensation	A-8
Non-executive director compensation	A-9
Capital structure	A-9
Transactions and special situations	A-10
Corporate reporting, risk management and audit	A-11
Shareholder rights and protections	A-12
Shareholder proposals	A-13
Corporate political activities	A-13
Sustainability, or environmental and social, considerations	A-13
Key stakeholders	A-14
Climate and decarbonization investment objectives	A-14
Appendix 1: How we fulfil and oversee our active investment stewardship responsibilities	A-14
Overview
This document provides high level guidance on how BlackRock Active Investment Stewardship (BAIS) views corporate governance matters that are commonly put to a shareholder vote, or on which investors engage with issuers. BAIS works in partnership with BlackRock’s investment teams, excluding index equity, providing expertise on investment stewardship, engaging with companies on behalf of those teams when appropriate, and assisting in recommending, operationalizing and reporting on voting decisions. The guidance informs BAIS’ voting recommendations to BlackRock’s active portfolio managers. It applies to active equity holdings in BlackRock’s fundamental equity, systematic equity and multi-asset solutions strategies. It also may apply to holdings in BlackRock’s index and active fixed income strategies, to the extent those strategies hold voting securities or conduct issuer engagements. The guidelines are not prescriptive as active portfolio managers have discretion as to how they integrate these guidelines within their investment processes in light of their clients’ or funds’ investment objectives. There are separate, independently developed principles and voting policies that are applied to BlackRock’s index equity investments by a distinct and independent function, BlackRock Investment Stewardship.
Introduction to BlackRock
BlackRock’s purpose is to help more and more people experience financial well-being. We manage assets on behalf of institutional and individual clients, across a full spectrum of investment strategies, asset classes, and regions. Our client base includes pension plans, endowments, foundations, charities, official institutions, insurers, and other financial institutions, as well as individuals around the world.
A-4

About BlackRock Active Investment Stewardship
BlackRock Active Investment Stewardship (BAIS) is a specialist team within the Portfolio Management Group and manages BlackRock’s stewardship engagement and voting on behalf of clients invested in active strategies globally. BAIS is also responsible for engagement with issuers in index fixed income strategies, where appropriate. Our activities are informed by these Global Engagement and Voting Guidelines (“the Guidelines”) and insights from active investment analysts and portfolio managers, with whom we work closely in engaging companies and voting at shareholder meetings.
Engagement with public companies is the foundation of our approach to stewardship within fundamental active investing. Through direct dialogue with company leadership, we seek to understand their businesses and how they manage risks and opportunities to deliver durable, risk adjusted financial returns. Generally, portfolio managers and stewardship specialists engage jointly on substantive matters. Our discussions focus on topics relevant to a company’s success over time including governance and leadership, corporate strategy, capital structure and financial performance, operations and sustainability-related risks, as well as macro-economic, geopolitical and sector dynamics. We aim to be constructive investors and are generally supportive of management teams that have a track record of financial value creation. We aim to build and maintain strong relationships with company leadership based on open dialogue and mutual respect.
Different active equity strategies may implement these voting guidelines differently, as a result of the latitude the portfolio manager has to make independent voting decisions aligned with their portfolio objectives and investment strategy. For example, BAIS will generally vote the holdings in Systematic Active Equity portfolios in accordance with these guidelines. We provide voting recommendations to fundamental equity portfolio managers, who may determine to vote differently based on their portfolio investment objectives and strategy.
These guidelines discuss corporate governance topics on which we may engage with management teams and board directors(1) and matters that routinely come to a shareholder vote. We recognize that accepted corporate governance norms can differ across markets, and believe these guidelines represent globally applicable elements of governance that support a company’s ability to manage material risks and opportunities and deliver financial returns to investors. Generally, we believe companies should observe accepted corporate governance norms within their local markets or, particularly in markets without well-established norms, aspire to widely recognized international best practices. As one of many minority shareholders, BlackRock cannot – and does not try to – direct a company’s strategy or its implementation. We look to companies to provide disclosures that explain how their approach to corporate governance best aligns with the financial interests of their investors.
Our approach to stewardship within active equities
As shareholders of public companies, BlackRock’s clients have certain fundamental rights, including the right to vote on proposals put forth by a company’s management or its shareholders. The voting rights attached to these clients’ holdings are an important mechanism for investors to express support for, or concern about, a company’s performance. As a fiduciary, BlackRock is legally required to make proxy voting determinations, on behalf of clients who have delegated voting authority to us, in a manner that is consistent with their investment objectives.
In general, we tend to support the recommendations of the board of directors and management. As indicated below, we may vote against management recommendations when we have concerns about how companies are serving the financial interests of our clients as their shareholders. We take a globally consistent approach to voting but consider the different corporate governance regulations and norms in various markets. Votes are determined on a case-by-case basis, in the context of a company’s situation and the investment mandate we have from clients. Please see page 16 for more information about how we fulfil and oversee BlackRock’s non-index equity investment stewardship responsibilities.
Our approach to stewardship within fixed income
Although fixed income investors do not have the right to vote at shareholder meetings, issuer engagement is a component of fixed income investment strategies at BlackRock, particularly those with sustainability objectives in addition to financial objectives. Most corporate governance-related fixed income engagements are undertaken in conjunction with the active investment stewardship team, and often active equity investors. In addition to the topics listed below, engagement with fixed

(1)
References to the board, board directors or non-executive directors should be understood to include supervisory boards and their members, where relevant.
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income investment teams can help inform an issuer’s approach to structuring specialist issuances, such as green bonds, and the standard terms and information in bond documentation.
Boards of Directors
Roles and responsibilities
There is widespread consensus that the foundation of good corporate governance is an effective board of directors that is able to advise and supervise management in an independent and objective manner(2).
We look to the board of directors (hereafter ‘the board’) to have an oversight role in the establishment and realization of a company’s strategy, purpose and culture. These constructs are interdependent and, when aligned, can better position a company to be resilient in the face of a changing business environment, help reduce the risks of corporate or employee misconduct, and attract and retain the caliber of workers necessary to deliver financial performance over time.
In promoting the success of the company, the board ensures the necessary resources, policies and procedures are in place to help management meet its strategic objectives within an agreed risk tolerance.
One of the most important responsibilities of the board is to appoint, and remove as necessary, the chief executive officer (CEO). In addition, the board plays a meaningful role in monitoring the performance of the CEO and other key executives, determining executive compensation, ensuring a rigorous audit, overseeing strategy execution and risk management and engaging with shareholders, and other stakeholders, as necessary.
Composition and effectiveness
Appointment process
A formal and transparent process for identifying and appointing director candidates is critical to ensuring the board is composed of directors with the appropriate mix of skills and experience. The board or a sub-committee should determine the general criteria given the company’s circumstances (e.g., sector, maturity, geographic footprint) and any additional criteria for a specific role being filled (e.g., financial expertise, industry track record). To inform the process, we encourage companies to review the skills and experience of incumbent directors to identify any gaps and whether a director candidate’s characteristics would be additive. We welcome disclosures that explain how the board considered different skills, backgrounds and experience to ensure the directors collectively can be effective in fulfilling their responsibilities. We assess a company’s board composition against that of its peer group and local market requirements.
Shareholders periodically vote to elect, remove and nominate directors to serve on the board. We may vote against the election of the most senior independent director, or the chair of the relevant committee, where a company has not demonstrated it has an appointment process that results in a high functioning board with the appropriate complement of skills, backgrounds and experience amongst the directors to support strong financial performance over time. We may vote against newly nominated directors who do not seem to have the appropriate skills or experience to contribute to the board’s effectiveness.
Independence
Director independence from management, significant shareholders or other stakeholders (e.g., government or employees) is of paramount importance to the protection of the interests of minority shareholders such as BlackRock’s clients. At least half of the directors should be independent and free from conflicts of interest or undue influence(3). This ensures sufficient independent directors to have appropriately independent board committees. Companies domiciled in markets with a higher threshold for board independence should meet those requirements.

(2)
See the Corporate Governance Codes of Germany, Japan, and the UK, as well as the corporate governance principles of the US Business Roundtable as examples.
(3)
Common impediments to independence may include but are not limited to: current or recent employment at the company or a subsidiary; being, or representing, a shareholder with a substantial shareholding in the company; interlocking directorships; lengthy tenure, and having any other interest, business, or other relationship which could, or could reasonably be perceived to, materially interfere with a director’s ability to act in the best interests of the company and shareholders.
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We may vote against the election of non-independent directors if the board does not have a sufficient balance of independence. We may also vote against the election of the chair of the committee responsible for board composition if this is a perennial issue.
Independent board leadership
Practices across markets differ, as do board structures, but we observe two main approaches to independent board leadership. One is a non-executive, independent chair of the board who is responsible for leading the board in the effective exercise of its duties. The other is a lead or senior independent director, who is responsible for coordinating with the other non-executive directors and working closely with the executive chair on the board agenda and other board procedures. In this case, the executive chair and the lead independent director work together to ensure the board is effectively fulfilling its responsibilities. In our view, the independent leader of the board, and/or the chair of a relevant committee, should be available to investors to discuss board governance matters such as CEO succession, executive pay, and board performance. We look to boards to explain their independent board leadership model and how it serves the interests of shareholders.
We may vote against the election of the chair of the committee responsible for board composition if there is not an identified independent leader of the board with clear responsibilities for board performance. We may vote against the most senior independent director if the board has a policy of not engaging with shareholders.
Tenure and succession
Boards should establish the length of time a director would normally be expected to serve, in line with market norms where those exist. In such markets, we find it helpful when companies disclose their approach to director tenure particularly around the contributions of directors who have served for longer periods than provided for in local practices. In our experience, long-serving directors could become less independent given their relationship with management and involvement in past board decisions.
Succession planning for board roles helps achieve the appropriate cadence of turnover that balances renewal through the regular introduction of directors with fresh perspectives and expertise with continuity through the retention of directors with long-term knowledge of the board and company.
In markets where there is not specific director tenure guidance, we may vote against the election of the chair of the committee responsible for board composition if there is not a clearly disclosed approach to director tenure and board renewal. We may vote against the election of directors who have served for longer duration than typical in markets with specific guidance, where the case for their continued service is not evident.
Capacity
To be effective and engaged, directors must commit appropriate time and energy to the role. A board should assess the ability of its members to maintain an appropriate focus on board matters and the company taking into consideration competing responsibilities. We recognize that board leadership roles vary across markets in responsibilities and required time commitment but note that they are generally more intensive than a standard directorship. We will take local norms and practices into consideration when making our voting determinations across markets.
We may vote against the election of directors who do not seem to have sufficient capacity to effectively fulfil their duties to the board and company.
Director elections
In support of director accountability to shareholders, directors should stand for election on a regular basis, ideally annually. A classified board structure may be justified by a company when it needs consistency and stability during a time of transition, or on the basis of its business model, e.g., a non-operating company such as closed-end funds.
Shareholders should have the opportunity to evaluate nominated directors individually rather than in bundled slates. We look to companies to provide sufficient information on each director standing for election so that shareholders can assess their capabilities and suitability. We will not support the election of directors whose names and biographical details have not been disclosed sufficiently in advance of the shareholder meeting.
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Each director’s appointment should be dependent on receiving a simple majority of the votes cast at the shareholder meeting. Where a company’s practices differ, we look to the board to provide a detailed explanation as to how its approach best serves investors’ interests.
We may vote for shareholder or management proposals seeking to establish annual election of directors and/or a simple majority vote standard for director elections. We may vote against all the directors standing for election as part of a single slate if we have concerns about the profile or performance of an individual director.
Committees
Many boards establish committees to focus on specific responsibilities of the board such as audit and risk, governance and human capital, and executive compensation, amongst other matters. We do not prescribe to companies what committees they should establish but we seek to understand the board’s rationale for the committee structure it determines is appropriate. We note that, in some markets, regulation requires such committees. The responsibilities of each committee should be clear, and the board should ensure that all critical matters are assigned either to the full board or to one of the committees. The board should disclose to shareholders the structure, membership, proportion of independent directors, and responsibilities of each committee. The responsibilities we typically see assigned to the three most common committees include:
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Audit and risk – oversight responsibilities for the integrity of financial reporting, risk management and compliance with legal and regulatory requirements; may also play an oversight role in relation to the internal audit function and whistleblowing mechanisms.
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Nominating, governance and human capital – ensures appropriate corporate governance principles and practices including the periodic review of board performance; responsible for succession planning for CEO and key board roles, as well as the director appointment process; may also have oversight responsibilities for human capital management strategies including corporate culture and purpose.
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Executive compensation – determines the compensation policies and programs for the CEO and other executive officers, approves annual awards and payments under the policies; may also have oversight responsibilities for firm-wide compensation policies.
We may vote against the election of the chair of the committee or other directors serving as committee members to convey our concerns and provide feedback on how a committee has undertaken its responsibilities. We may vote against the election of the most senior non-executive director if there is not a clearly disclosed approach to board committees.
Board and director evaluation
We consider it best practice for companies to conduct an annual review of the performance of the board, the committees, the chair and individual directors. Periodically, this review could be undertaken by an independent third party able to bring objective perspectives to the board on governance and performance. We encourage companies to disclose their approach to and objectives of evaluations, including any changes made to the board’s approach as a result.
Access to independent advice
To support the directors in effectively fulfilling their duties to the company and shareholders, they should have access to independent advice. When circumstances warrant, boards should be able to retain independent third parties to advise on critical matters. These might include new industry developments such as emergent and disruptive technology, operating events with material consequences for the company’s reputation and/or performance, or significant transactions. Board committees may similarly retain third parties to advise them on specialist matters such as audit, compensation and succession planning.
Executive compensation
Boards should establish compensation arrangements that enable the company to recruit, retain and reward the caliber of executive management necessary to lead and operate the company to deliver superior financial returns over time. We focus on alignment between variable pay and a company’s financial performance.
Generally, executive compensation arrangements have four components: base salary, annual bonus that rewards performance against short-term metrics, share-based incentives that reward performance against long-term metrics, and
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pensions and benefits. In our observation, base salary, pensions and benefits are largely set relative to market norms and benchmarks. The annual bonus and share-based incentive, or variable pay plans, tend to be tailored to the company, its sector and long-term strategy, as well as the individuals the board is seeking to recruit and motivate.
Recognizing the unique circumstances of each company, we determine whether to support a company’s approach to executive compensation on a case-by-case basis. We rely on companies providing sufficient quantitative and qualitative information in their disclosures to enable shareholders to understand the compensation arrangements and assess the alignment with investors’ interests. Features we look for in compensation arrangements include:
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Fixed pay components, including base salary, benefits and prerequisites that are appropriate in the context of the company’s size, sector and market.
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Variable pay subject to performance metrics that are closely linked to the company’s short- and long-term strategic objectives.
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Long-term incentives that motivate sustained performance across a multi-year period.
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A balance between fixed and variable pay, short- and long-term incentives, and specific instruments (cash and equity awards) that promotes pay program durability and seldom necessitates one-off, discretionary payments.
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Outcomes that are consistent with the returns to investors over the relevant time period.
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Board discretion, if allowed within the variable pay arrangements, to be used sparingly, responsibly and transparently.
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A requirement, that participants in long-term share-based incentive plans build a meaningful shareholding in the company within a defined time period, as determined by the board.
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Change of control provisions that appropriately balance the interests of executives and shareholders.
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Clawback or malus provisions that allow the company to recoup or hold back variable compensation from individuals whose awards were based on fraudulent activities, misstated financial reports, or executive misconduct.
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Severance arrangements that protect the company’s interests but do not cost more than is contractual.
We may vote against proposals to introduce new share-based incentives, approve existing policies or plans, or approve the compensation report where we do not see alignment between executive compensation arrangements and our clients’ financial interests. When there is not an alternative, or where there have been multi-year issues with compensation misaligned with performance, we may vote against the election of the chair of the responsible committee, or the most senior independent director.
Non-executive director compensation
Companies generally pay non-executive directors an annual retainer or fee in cash, shares or a combination of the two. Some companies also pay additional fees for service on board committees or in board leadership roles. We do not support non-executive directors participating in performance-based incentive plans as doing so may create a conflict of interest and undermine their independence from management, whom they oversee.
Capital structure
Boards are responsible for ensuring senior executive leadership has established a capital strategy that achieves appropriate capital allocation and management in support of long-term financial resilience.
Where company practices diverge from those set out below, we look for companies to disclose why they view these practices to be aligned with shareholders’ interests. We may vote against management proposals seeking capital-related authorities or the election of the most senior independent director if we have concerns about a company’s approach. We may also support a shareholder proposal seeking conversion of shares with differentiated voting rights to a one-share, one-vote standard.
Share issuance
We assess requests for share issuance for particular transactions on a case-by-case basis. We will generally support authorities to issue shares when subject to pre-emptive rights, and up to 20% absent pre-emptive rights. Companies should seek regular approval of these authorities to allow shareholders to take into consideration how prior authorities were used, as well as the current circumstances of the company and the market environment.
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Share buybacks
We assess share buyback proposals in the context of the company’s disclosed capital management strategy and management’s determination of the appropriate balance between investment that supports the long-term growth of the company and returning cash to investors. We also take into consideration the effect of a buyback program on the company’s balance sheet and executive compensation arrangements and the price at which shares are repurchased relative to market price. Companies should seek regular approval of these authorities to allow shareholders to take into consideration how prior authorities were used, as well as the current circumstances of the company and the market environment.
We would normally expect companies to cancel repurchased shares. If a company plans to retain them as treasury shares, management should provide a detailed rationale in the context of the disclosed capital management strategy.
Dividends
We generally defer to management and the board on dividend policy but may engage to seek further clarification where a proposed dividend appears out of line with the company’s financial position.
Differentiated voting rights
We prefer companies to adopt a one-share, one-vote structure for share classes with the same economic exposure. Certain companies, particularly those new to public markets, could make the case to adopt a differentiated voting rights structure, or dual class stock. In those situations, we encourage companies to evaluate and seek approval for their capital structure on a periodic basis.
Transactions and special situations
We monitor developments in transactions and special situations closely and undertake our own detailed analyses of proposals.
Mergers and acquisitions
We evaluate proposed mergers or acquisitions by assessing the financial outcome for our clients as minority shareholders. Management should provide an assessment of the proposed transaction’s strategic and financial rationale, along with its execution and operational risks. We review each transaction independently based on these factors and the degree to which the transaction enhances shareholder value. The board should consider establishing an ad hoc transaction committee to undertake an independent assessment of a significant merger or acquisition, in advance of making its recommendation to shareholders.
We will vote against transactions that, in our assessment, do not advance our clients’ financial interests.
Anti-takeover defenses
In principle, we do not support companies using anti-takeover defenses, also known as poison pills or shareholder rights plans, as they can entrench management and boards which have not delivered long-term shareholder value. By exception, a poison pill may be supported if its purpose is to delay a takeover that is considered sub-optimal and enable management to seek an improved offer. Similarly, management could make the case to use a poison pill to block a shareholder activism campaign that may be counter to the interests of other investors. Defense mechanisms introduced in these circumstances should be limited in term and threshold, and also be closely monitored by the independent members of the board. We look for a shareholder vote for any mechanisms expected to be in place for more than 12 months.
Shareholder activism
When companies are the focus of an activism campaign, we may engage with the activist to understand their analysis and objectives, once they have gone public. We will also engage with company management and possibly board members, especially those the activist may be seeking to replace. In our assessment, we evaluate various factors, including the concerns raised by the activist and the case for change; the quality of both the activist’s and management’s plans; and the qualifications of each party’s candidates. We evaluate each contested situation by assessing the potential financial outcome for our clients as minority shareholders.
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We may support board candidates nominated by a shareholder activist if the activist has demonstrated that their case for change enhances shareholder value, or if the incumbent board members do not demonstrate the relevant skills and expertise or have a poor track record of protecting shareholders’ interests.
Significant shareholders and related party transactions
Boards of companies with affiliated shareholders or directors should be able to demonstrate that the interests of all shareholders are given equitable consideration.
Transactions with related parties, such as significant shareholders or companies connected with the public company, should be disclosed in detail and conducted on terms similar to what would objectively have been agreed with a non-related party. Such transactions should be reviewed and approved by the independent members of the board, and if voted on, only disinterested shareholders should vote.
Corporate reporting, risk management and audit
Investors depend on corporate reporting, both regulatory and voluntary, to understand a company’s strategy, its implementation and financial performance, as well as to assess the quality of management and operations and potential for the company to create shareholder value over time. The board should oversee corporate reporting and the policies and procedures underpinning the internal audit function and external audit.
A company’s financial reporting should provide decision-useful information for investors and other stakeholders on its financial performance and position. It should provide an accurate and balanced assessment of the risks and opportunities the company faces in realizing its long-term strategy. Accordingly, the assumptions made by management and reviewed by the auditor in preparing the financial statements should be reasonable and justified. Financial statements should be prepared in accordance with globally developed reporting standards and any divergence from generally accepted accounting principles should be explained in detail and justified. Accounting restatements should be explained in detail and any remedial actions, and the implications of these, disclosed.
In this context, audit committees play a vital role in a company’s financial reporting system by providing independent oversight of the accounts, material financial and, where appropriate to the jurisdiction, nonfinancial information, internal control frameworks and Enterprise Risk Management systems. In our view, effective audit committee oversight strengthens the quality and reliability of a company’s financial statements and provides an important level of reassurance to shareholders. Audit committees should have a procedure in place for assessing the independence of the auditor and the quality of the external audit process annually.
Similarly, material sustainability-related factors that are integral to how a company manages risks or generates revenue should be disclosed. In our view, the standards developed by the International Sustainability Standards Board, can be helpful to companies in preparing such reports(4).
Companies should establish robust risk management and internal control processes appropriate to the company’s business, risk tolerance, and regulatory environment. A credible whistleblowing system for employees, and potentially other stakeholders, can be a useful mechanism for ensuring that senior management and the board are aware of potential misconduct or breaches in risk management and internal control processes.
A comprehensive audit conducted by an independent audit firm contributes to investor confidence in the quality of corporate reporting. It is helpful when the audit report gives some insight into the scope and focus of the audit, as well as any critical audit matters identified and how these were resolved. A comprehensive and effective audit is time and resource intensive, and the audit fee should be commensurate. Fees paid to the audit firm for non-audit consulting should not exceed the audit fee to a degree that may prompt concerns about the independence of the audit. The audit committee should explain its position on auditor tenure and how it confirmed that the auditor remained independent.

(4)
The objective of IFRS S1 General Requirements for Disclosure of Sustainability-related Financial Information is to require an entity to disclose information about its sustainability-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity. The objective of IFRS S2 Climate-related Disclosures is to require an entity to disclose information about its climate-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity.
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We may vote against the election of the responsible directors if corporate reporting is insufficient or there are material misstatements in financial reports. In markets where relevant, we may vote against a proposal to approve the financial statements or the discharge of the board when we are concerned about the quality of the reporting or the audit. We may vote against proposals to appoint the auditor, ratify the audit report, or approve the audit fee if we are concerned about the auditor’s independence, the quality of the audit, or there are material misstatements in financial reports and the board has not established reasonable remediation plans.
Shareholder rights and protections
General shareholder meetings
Companies normally have an annual general meeting of shareholders at which routine and non-routine items of business are discussed and voted on by shareholders in attendance or submitting proxy votes. Companies should disclose materials relevant to the shareholder meeting sufficiently in advance so that shareholders can take them into consideration in their voting decisions. Many companies offer shareholders the option of participating in the meeting virtually which, whilst welcome, should not limit the rights of shareholders to participate as they would during an in-person meeting.
We may vote against directors when materials related to the business of the shareholder meeting are not provided in a timely manner or do not provide sufficient information for us to take an informed voting decision. We may vote against directors if the format of the shareholder meeting does not accommodate reasonable shareholder participation.
Bylaw amendments
We review bylaw amendments proposed by management on a case-by-case basis and will generally support those that are aligned with the interests of minority shareholders. Any material changes to the bylaws should be explained in detail and put to a shareholder vote.
We may vote against bylaw amendments that reduce shareholder rights and protections. We may vote against directors if material changes are made to the bylaws without shareholder approval.
If not provided for in the relevant corporate law, company bylaws should allow shareholders, individually or as a group, with a meaningful shareholding the right to call a special meeting of shareholders. The shareholding required to exercise this right should balance its utility with the cost to the company of holding special meetings.
If not provided for in the relevant corporate law, company bylaws should allow shareholders, individually or as a group, with a meaningful shareholding the right to nominate directors to the company’s board. The threshold for this right should be set so that shareholders can exercise it without being unduly disruptive to the board’s own nomination process.
Whilst we would not use either of these rights ourselves, we see them as important accountability mechanisms. We may vote for a shareholder proposal seeking the addition of either of these provisions to a company’s bylaws.
Change of domicile
We generally defer to management on proposals to change a company’s domicile as long as the rationale for doing so is consistent with the company’s long-term strategy and business model and the related costs are immaterial.
We may vote against directors or a proposal to change a company’s domicile where it does not seem aligned with our clients’ financial interests.
Changes to a company’s purpose or the nature of its business
Plans to materially change the nature of a company’s business or its purpose should be disclosed and explained in the context of long-term strategy and business dynamics. Such changes may significantly alter an investor’s views on the suitability of a company for their investment strategy or portfolio.
Where relevant, we may vote against proposals to change a company’s purpose or the nature of its business if the board has not provided a credible argument for change.
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Shareholder proposals
Shareholders in many markets, who meet certain eligibility criteria, have the right to submit proposals to the general shareholder meeting asking a company to take a particular course of action subject to the proposal being supported by a majority of votes cast at the meeting. The topics raised address a range of governance, social and environmental matters that may be relevant to a company’s business. Shareholder proposals are considered by many investors to be an escalation tool when a company is unresponsive to their engagement.
We vote on these proposals on a case-by-case basis. We assess the relevance of the topic raised to a company’s business and its current approach, whether the actions sought are consistent with shareholders’ interests, and what impact the proposal being acted upon might have on financial performance.
Our general approach where we have concerns about a company’s governance, disclosures or performance is to engage to understand the apparent difference in perspective. If we continue to believe the company is not acting in shareholders’ financial interests, we may vote against the election of directors. We may support a relevant shareholder proposal if doing so reinforces the points made in our engagement or is aligned with our clients’ financial interests. We generally do not support shareholder proposals that are legally binding on the company, seek to alter a company’s strategy or direct its operations, or are unrelated to how a company manages risk or generates financial returns.
BlackRock is subject to legal and regulatory requirements in the U.S. that place restrictions and limitations on how we can interact with the companies in which we invest on behalf of our clients, including our ability to submit shareholder proposals. We can vote on behalf of clients who authorize us to do so, on proposals put forth by others.
Corporate political activities
We seek to understand how companies ensure that their direct and indirect engagement in the policy making process is consistent with their public statements on policy matters important to the company’s long-term strategy. The board should be aware of the approach taken to corporate political activities as there can be reputational risks arising from inconsistencies. Companies should, as a minimum, meet all regulatory disclosure requirements on political activities, and ideally, provide accessible and clear disclosures to shareholders on policy positions, public policy engagement activities and political donations. To mitigate the risk of inconsistencies, companies can usefully assess the alignment between their policy priorities and the policy positions of the trade associations of which they are active members and any engagements undertaken by trade associations on behalf of members.
Generally, this is an engagement matter, although we may support a relevant shareholder proposal, or vote against directors, where a company’s disclosures are insufficient, or it becomes public that there is a material contradiction in a company’s public policy positions and its policy engagement.
Sustainability, or environmental and social, considerations
We seek to understand how companies manage the risks and opportunities inherent in their business operations. In our experience, sustainability-related factors(5) that are relevant to a company’s business or material to its financial performance, are generally operational considerations embedded into day-to-day management systems. Certain sustainability issues may also inform long-term strategic planning, for example, investing in product innovation in anticipation of changing consumer demand or adapting supply chains in response to changing regulatory requirements.
We recognize that the specific sustainability-related factors that may be financially material or business relevant will vary by company business model, sector, key markets, and time horizon, amongst other considerations. From company disclosures and our engagement, we aim to understand how management is identifying, assessing and integrating material

(5)
By material sustainability-related risks and opportunities, we mean the drivers of risk and financial value creation in a company’s business model that have an environmental or social dependency or impact. Examples of environmental issues include, but are not limited to, water use, land use, waste management, and climate risk. Examples of social issues include, but are not limited to, human capital management, impacts on the communities in which a company operates, customer loyalty, and relationships with regulators. It is our view that well-managed companies will effectively evaluate and manage material sustainability-related risks and opportunities relevant to their businesses. Governance is the core means by which boards can oversee the creation of durable financial value over time. Appropriate risk oversight of business-relevant and material sustainability-related considerations is a component of a sound governance framework.
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sustainability-related risks and opportunities into their business decision-making and practices. Doing so helps us undertake a more holistic assessment of a company’s potential financial performance and the likely risk-adjusted returns of an investment.
We may vote against directors or support a relevant shareholder proposal if we have concerns about how a company is managing or disclosing its approach to material sustainability-related risks that may impact financial returns.
Key stakeholders
In our view, companies should understand and take into consideration the interests of the various parties on whom they depend for their success over time. It is for each company to determine their key stakeholders based on what is material to their business and long-term financial performance. For many companies, key stakeholders include employees, business partners (such as suppliers and distributors), clients and consumers, regulators, and the communities in which they operate. Companies that appropriately balance the interests of investors and other stakeholders are, in our experience, more likely to be financially resilient over time.
Climate and decarbonization investment objectives
Certain active BlackRock funds have climate and decarbonization objectives in addition to financial objectives. Consistent with the objectives of those investment strategies, our stewardship activity in relation to the holdings in those funds differs in some respects from BAIS’ benchmark guidelines, which are described above. Specifically, for those funds’ holdings, we look to investee companies to demonstrate that they are aligned with a decarbonization pathway that means their business model would be viable in a low-carbon economy, i.e., one in which global temperature rise is limited to 1.5⁰C above pre-industrial levels. This approach is only taken following BlackRock receiving the explicit approval from the applicable fund board.
The decarbonization stewardship guidelines focus on companies which produce goods and services that contribute to real world decarbonization or have a carbon intensive business model and face outsized impacts from the low carbon transition, based on reported and estimated scopes 1, 2, and 3 greenhouse gas emissions. These companies should provide disclosures that set out their governance, strategy, risk management processes and metrics and targets relevant to decarbonization. These disclosures should include an explanation of the decarbonization scenarios a company is using in its near- and long-term planning, as well as its scope 1, scope 2 and material scope 3 greenhouse gas (GHG) emissions and reduction targets for scope 1 and 2 emissions. As with the BAIS benchmark policies, we consider the climate-risk reporting standard issued by the International Sustainability Standards Board, IFRS S2, a useful reference for such reporting.
Under these climate- and decarbonization-specific guidelines, BAIS may recommend a vote against directors or support for a relevant shareholder proposal if a company does not appear to be adequately addressing or disclosing material climate-related risks. We may recommend supporting shareholder proposals seeking information relevant to a company’s stated low-carbon transition strategy and targets that the company does not currently provide and that would be helpful to investment decision-making. As under the BAIS benchmark approach, the active portfolio managers are ultimately responsible for voting consistent with their investment mandate and fund objectives.
Appendix 1: How we fulfil and oversee our active investment stewardship responsibilities
Oversight
The Global Head of BAIS has primary oversight of and responsibility for the team’s activities, including voting in accordance with the BlackRock Active Investment Stewardship Global Engagement and Voting Guidelines (“the Guidelines”), which require the application of professional judgment and consideration of each company’s unique circumstances, as well as input from active investors. BAIS is independent from BlackRock Investment Stewardship in our engagement and voting activities, reporting lines, and oversight.
The Active Investment Stewardship Oversight Committee, comprised of senior representatives of the active investment, legal and risk teams, reviews and advises on amendments to BAIS’ Global Engagement and Voting Guidelines. The Committee also considers developments in corporate governance, related public policy, and market norms and how these might influence BAIS’ policies and practices. The Committee does not determine voting decisions, which are the responsibility of BAIS and the relevant active equity investors.
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In addition, there is a standing advisory group of senior active investors who counsel BAIS on complex or high-profile votes before a recommendation is finalized and escalated to the portfolio managers with holdings in the company under consideration. This group also formally reviews any revisions to the Engagement and Voting Guidelines proposed by BAIS as part of its annual review.
BAIS carries out engagement with companies in collaboration with active investment colleagues, executes proxy votes, and conducts vote operations (including maintaining records of votes cast) in a manner consistent with the Guidelines. BAIS also conducts research on corporate governance issues and participates in industry discussions to contribute to and keep abreast of important developments in the corporate governance field. BAIS may use third parties for certain of the foregoing activities and performs oversight of those third parties (see “Use and oversight of third-party vote services providers” below).
Voting guidelines and vote execution
BlackRock votes on proxy issues when our clients authorize us to do so. We carefully consider the voting items submitted to funds and other fiduciary account(s) (Fund or Funds) for which we have voting authority. BlackRock votes (or refrains from voting) for each Fund for which we have voting authority based on our evaluation of the alignment of the voting items with the long-term economic interests of our clients, in the exercise of our independent business judgment, and without regard to the relationship of the issuer (or any shareholder proponent or dissident shareholder) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates, or BlackRock employees (see “Conflicts management policies and procedures,” below).
When exercising voting rights, BAIS will normally vote on specific proxy issues in accordance with the Guidelines, although portfolio managers have the right to vote differently on their holdings if they determine doing so is more aligned with the investment objective and financial interests of clients invested in the funds they manage.
The Guidelines are not intended to be exhaustive. BAIS applies the Guidelines on a case-by-case basis, in the context of the individual circumstances of each company and the specific issue under review. As such, the Guidelines do not indicate how BAIS will vote in every instance. Rather, they reflect our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots. The Guidelines are reviewed annually and updated as necessary to reflect changes in market practices, developments in corporate governance and feedback from companies and clients. In this way, BAIS aims to maintain policies that explain our approach to governance practices most aligned with clients’ long-term financial interests.
In certain markets, proxy voting involves logistical issues which can affect BAIS’ ability to vote such proxies, as well as the desirability of voting such proxies. These issues include, but are not limited to: i) untimely notice of shareholder meetings; ii) restrictions on a foreigner’s ability to exercise votes; iii) requirements to vote proxies in person; iv) “share-blocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); v) potential difficulties in translating the proxy; vi) regulatory constraints; and vii) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions. We are not supportive of impediments to the exercise of voting rights such as share-blocking or overly burdensome administrative requirements.
BlackRock votes proxies in these situations on a “best-efforts” basis. In addition, BAIS may determine that it is generally in the interests of BlackRock’s clients not to vote proxies (or not to vote our full allocation) if the costs (including but not limited to opportunity costs associated with share-blocking constraints) associated with exercising a vote are expected to outweigh the benefit the client would derive by voting on the proposal.
Voting Choice
BlackRock offers Voting Choice, a program that provides eligible clients with more opportunities to participate in the proxy voting process where legally and operationally viable.
Voting Choice is currently available for eligible clients invested in certain institutional pooled funds in the U.S., UK, and Canada that use systematic active equity (SAE) and multi-asset strategies. In addition, institutional clients in separately managed accounts (SMAs) are eligible for BlackRock Voting Choice regardless of their investment strategies(6).

(6)
With Voting Choice, SMAs have the ability to select from a set of voting policies from third-party proxy advisers the policy that best aligns with their views and preferences. BlackRock can then use its proxy voting infrastructure to cast votes based on the client’s selected voting policy.
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As a result, the shares attributed to BlackRock in company share registers may be voted differently depending on whether our clients have authorized BAIS to vote on their behalf, have authorized BlackRock to vote in accordance with a third-party policy, or have elected to vote shares in accordance with their own policy. Our clients have greater control over proxy voting because of Voting Choice. BlackRock does not disclose client information, including a client’s selection of proxy policy, without client consent.
Use and oversight of third-party vote services providers
Third-party vote services providers – or proxy research firms - provide research and recommendations on proxy votes, as well as voting infrastructure. As mentioned previously, BlackRock contracts primarily with the vote services provider ISS and leverages its online platform to supply research and support voting, record keeping, and reporting processes. We also use Glass Lewis’ research and analysis as an input into our voting process. It is important to note that, although proxy research firms provide important data and analysis, BAIS does not rely solely on their information or follow their voting recommendations. A company’s disclosures, our past engagements and voting, investment colleagues’ insights and our voting guidelines are important inputs into our voting decisions on behalf of clients.
Given the large universe of actively held companies, BAIS employs the proxy services provider to streamline the voting process by making voting recommendations based on BAIS’ voting guidelines when the items on a shareholder meeting agenda are routine. Agenda items that are not routine are referred back to BAIS to assess, escalate as necessary to the relevant portfolio managers and vote. BAIS reviews and can override the recommendations of the vote services provider at any time prior to the vote deadline. Both BAIS and the vote services provider actively monitor securities filings, research reports, company announcements, and direct communications from companies to ensure awareness of supplemental disclosures and proxy materials that may require a modification of votes.
BAIS closely monitors the third-party vote services providers we contract with to ensure that they are meeting our service level expectations and have effective policies and procedures in place to manage potential conflicts of interest. Our oversight of service providers includes regular meetings with client service teams, systematic monitoring of vendor operations, as well as annual due diligence meetings in accordance with BlackRock’s firmwide policies.
Conflicts management policies and procedures
BAIS maintains policies and procedures that seek to prevent undue influence on BlackRock’s proxy voting activity. Such influence might stem from any relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates, a Fund or a Fund’s affiliates, or BlackRock employees. The following are examples of sources of perceived or potential conflicts of interest:
•
BlackRock clients who may be issuers of securities or proponents of shareholder resolutions
•
BlackRock business partners or third parties who may be issuers of securities or proponents of shareholder resolutions
•
BlackRock employees who may sit on the boards of public companies held in Funds managed by BlackRock
•
Significant BlackRock, Inc. investors who may be issuers of securities held in Funds managed by BlackRock
•
Securities of BlackRock, Inc. or BlackRock investment funds held in Funds managed by BlackRock
•
BlackRock, Inc. board members who serve as senior executives or directors of public companies held in Funds managed by BlackRock
BlackRock has taken certain steps to mitigate perceived or potential conflicts including, but not limited to, the following:
•
Adopted the Guidelines which are designed to advance our clients’ long-term economic interests in the companies in which BlackRock invests on their behalf
•
Established a reporting structure that separates BAIS from employees with sales, vendor management, or business partnership roles. In addition, BlackRock seeks to ensure that all engagements with corporate issuers, dissident shareholders or shareholder proponents are managed consistently and without regard to BlackRock’s relationship with such parties. Clients or business partners are not given special treatment or differentiated access. BAIS prioritizes engagements based on factors including, but not limited to, our need for additional information to make a voting decision or our view on the likelihood that an engagement could lead to positive outcome(s) over time for the economic value of the company. Within the normal course of business, BAIS may engage directly with
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BlackRock clients, business partners and/or third parties, and/or with employees with sales, vendor management, or business partnership roles, in discussions regarding our approach to stewardship, general corporate governance matters, client reporting needs, and/or to otherwise ensure that proxy-related client service levels are met
•
Determined to engage, in certain instances, an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid potential conflicts of interest, to satisfy regulatory compliance requirements, or as may be otherwise required by applicable law. In such circumstances, the independent third-party voting service provider provides BlackRock with recommendations, in accordance with the Guidelines, as to how to vote such proxies. BlackRock uses an independent third-party voting service provider to make proxy voting recommendations for shares of BlackRock, Inc. and companies affiliated with BlackRock, Inc. BlackRock may also use an independent third-party voting service provider to make proxy voting recommendations for:
•
public companies that include BlackRock employees on their boards of directors
•
public companies of which a BlackRock, Inc. board member serves as a senior executive or a member of the board of directors
•
public companies that are the subject of certain transactions involving BlackRock Funds
•
public companies that are joint venture partners with BlackRock, and
•
public companies when legal or regulatory requirements compel BlackRock to use an independent third-party voting service provider
In selecting an independent third-party voting service provider, we assess several characteristics, including but not limited to: independence, an ability to analyze proxy issues and make recommendations in the economic interest of our clients in accordance with the Guidelines, reputation for reliability and integrity, and operational capacity to accurately deliver the assigned recommendations in a timely manner. We may engage more than one independent third-party voting service provider, in part to mitigate potential or perceived conflicts of interest at a single voting service provider. The Active Investment Stewardship Oversight Committee appoints and reviews the performance of the independent third-party voting service providers, generally on an annual basis.
Securities lending
When so authorized, BlackRock acts as a securities lending agent on behalf of Funds. Securities lending is a well-regulated practice that contributes to capital market efficiency. It also enables funds to generate additional returns while allowing fund providers to keep fund expenses lower.
With regard to the relationship between securities lending and proxy voting, BlackRock cannot vote shares on loan and may determine to recall them for voting, as guided by our fiduciary duty as an asset manager to our clients in helping them achieve their investment goals. While this has occurred in a limited number of cases, the decision to recall securities on loan as part of BlackRock’s securities lending program in order to vote is based on an evaluation of various factors that include, but are not limited to, assessing potential securities lending revenue alongside the potential long-term financial value to clients of voting those securities (based on the information available at the time of recall consideration). BAIS works with active portfolio managers, as well as colleagues in the Securities Lending and Risk and Quantitative Analysis teams, to evaluate the costs and benefits to clients of recalling shares on loan.
In almost all instances, BlackRock anticipates that the potential long-term financial value to clients of voting shares would not warrant recalling securities on loan. However, in certain instances, BlackRock may determine, in our independent business judgment as a fiduciary, that the value of voting outweighs the securities lending revenue loss to clients and would therefore recall shares to be voted in those instances.
Periodically, BlackRock reviews our process for determining whether to recall securities on loan in order to vote and may modify it as necessary.
Reporting and vote transparency
BAIS is committed to transparency in the stewardship work we do on behalf of clients. We inform clients about our engagement and voting policies and activities through direct communication and disclosure on our website.
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Want to know more?
blackrock.com/stewardship | ContactActiveStewardship@blackrock.com
The document is provided for information purposes only and is subject to change. Reliance upon this information is at the sole discretion of the reader.
Prepared by BlackRock, Inc.
©2024 BlackRock, Inc. All rights reserved. BLACKROCK is a trademark of BlackRock, Inc., or its subsidiaries in the United States and elsewhere. All other trademarks are those of their respective owners.
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Index Equity Fund Proxy Voting Policy
Procedures Governing Delegation of Proxy Voting to Fund Advisers
Effective Date: January 1, 2025
________________________________________
Applies to the following types of Funds registered under the 1940 Act:
☒ Index Equity Mutual Funds and Exchange-Traded Funds
☐ Open-End Active and Fixed Income Index Mutual Funds and Exchange-Traded Funds
☐ Money Market Funds
☐ Closed-End Funds
☐ Other
________________________________________
Objective and Scope
Set forth below is the Index Equity Fund Proxy Voting Policy.
Policy / Document Requirements and Statements
The Boards of Trustees/Directors (“Directors”) of certain open-end funds (the “Funds”) advised by BlackRock Fund Advisors or BlackRock Advisors, LLC (“BlackRock”), have the responsibility for the oversight of voting proxies relating to portfolio securities of the Funds, and have determined that it is in the best interests of the Funds and their shareholders to delegate the responsibility to vote proxies to BlackRock, subject to the principles outlined in this Policy, as part of BlackRock’s authority to manage, acquire and dispose of account assets, all as contemplated by the Funds’ respective investment management agreements.
BlackRock has adopted the BlackRock Investment Stewardship Global Benchmark Policy(“Guidelines”) (as from time to time amended, the “Guidelines”) governing proxy voting by index equity Funds managed by BlackRock, except for the iShares Core S&P 500 ETF. In addition, BlackRock has adopted guidelines and procedures (as from time to time amended, the “BlackRock Climate and Decarbonization Stewardship Guidelines”) governing proxy voting for matters covered in the BlackRock Climate and Decarbonization Stewardship Guidelines by the Funds listed in Appendix A.
BlackRock will cast votes on behalf of each of the Funds covered by this policy on specific proxy issues in respect of securities held by each such Fund (or may refrain from voting) in accordance with the Guidelines and the BlackRock Climate and Decarbonization Stewardship Guidelines, as applicable.
Conflicts Management
BlackRock Investment Stewardship (“BIS”) maintains policies and procedures that seek to prevent undue influence on BlackRock’s proxy voting activity and to mitigate material conflicts of interest in the exercise of proxy voting responsibilities. Potential material conflicts, and the resultant potential for undue influence, might be due to a relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates or employees, or a Fund or a Fund’s affiliates. BlackRock has taken certain steps to mitigate potential conflicts, which are outlined in detail in the Guidelines. In mitigating conflicts, BIS will adhere to the Guidelines.
In certain instances, BIS will engage an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid potential conflicts of interest, to satisfy regulatory compliance requirements, or as may be otherwise required by applicable law.
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With respect to the relationship between securities lending and proxy voting, shares on loan cannot be voted and BlackRock may determine to recall them for voting, as guided by BlackRock’s fiduciary responsibility to act in clients’ financial interests. The Guidelines set forth BlackRock’s approach to recalling securities on loan in connection with proxy voting.
Reports to the Board
BlackRock will report on an annual basis to the Directors on (1) a summary of the proxy voting process as applicable to the Funds covered by this policy in the preceding year together with a representation that all votes were in accordance with the Guidelines and the BlackRock Climate and Decarbonization Stewardship Guidelines, as applicable (2) any material changes to the Guidelines and the BlackRock Climate and Decarbonization Stewardship Guidelines, including material changes to conflicts management practices, that have not previously been reported.
Appendix A
iShares Climate Conscious & Transition MSCI USA ETF
iShares ESG Advanced MSCI EAFE ETF
iShares ESG Advanced MSCI EM ETF
iShares ESG Advanced MSCI USA ETF
iShares ESG MSCI EM Leaders ETF
iShares ESG MSCI USA Leaders ETF
iShares ESG MSCI KLD 400 ETF
iShares ESG Optimized MSCI USA ETF
iShares Low Carbon Optimized MSCI ACWI ETF
iShares Paris-Aligned Climate Optimized MSCI USA ETF
iShares Paris-Aligned Climate Optimized MSCI World ex USA ETF
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BlackRock Investment Stewardship
Global Principles for Benchmark Policies
Effective as of January 2025
The purpose of this document is to provide an overarching explanation of BlackRock’s global approach to our responsibilities as a shareholder on behalf of our clients, the principles that guide our dialogue with companies, and our commitments to clients in terms of our own governance and transparency.

Introduction to BlackRock Investment Stewardship	A-21
Philosophy on investment stewardship	A-22
Shareholder rights	A-22
Stewardship in practice	A-22
Key themes	A-23
Boards and directors	A-23
Auditors and audit-related issues	A-25
Capital structure, mergers, asset sales, and other special transactions	A-26
Executive compensation	A-27
Material sustainability-related risks and opportunities	A-28
Other corporate governance matters and shareholder protections	A-30
Shareholder proposals	A-31
BlackRock’s oversight of its investment stewardship activities	A-31
Voting guidelines and vote execution	A-32
Voting Choice	A-32
Conflicts management policies and procedures	A-33
Securities lending	A-34
Reporting and vote transparency	A-34
Introduction to BlackRock Investment Stewardship
BlackRock’s clients depend on us to help them meet their varied investment goals. We consider it one of our responsibilities to be an informed, engaged shareholder on their behalf, given the business decisions that companies make have a direct impact on our clients’ long-term investment outcomes and financial well-being. BlackRock Investment Stewardship (BIS) is a dedicated function within BlackRock, which is responsible for engaging with public companies on behalf of index strategies. Investment Stewardship is one of the ways we fulfill our fiduciary responsibilities as an asset manager to our clients. Our sole objective when conducting our stewardship program is to advance our clients’ long-term financial interests.(1)
BIS takes a long-term approach in our stewardship efforts, reflecting the investment horizons of the majority of our clients. BIS does this through:
1.
Engaging with companies in a two-way dialogue to build our understanding of a company’s practices and inform our voting decisions.

(1)
BIS’ Benchmark Policies, and the vote decisions made consistent with these policies, take a financial materiality-based approach and are focused solely on advancing clients' financial interests. BIS’ Benchmark Policies– comprised of the BIS Global Principles, regional voting guidelines, and engagement priorities – apply to clients’ assets invested through index strategies and provide guidance on our position on common corporate governance matters. We take a globally consistent approach, while recognizing the unique markets and sectors in which companies operate. BlackRock offers a wide range of investment products and funds to support our clients’ unique and varied investment objectives. Other materials on the BIS website might also provide useful context.
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2.
Voting at shareholder meetings on management and shareholder proposals on behalf of clients who have delegated voting authority to BlackRock.
3.
Contributing to industry dialogue on stewardship to share our perspectives on matters that may impact our clients’ investments.
4.
Reporting on our activities to inform clients about our stewardship efforts on their behalf through a range of publications and direct reporting.
Philosophy on investment stewardship
Sound governance is critical to the success of a company, the protection of investors’ interests, and long-term financial value creation. Research indicates that high-performing companies will effectively evaluate and address risks and opportunities relevant to their businesses, which supports durable, long-term financial value creation.(2)
Setting, executing, and overseeing strategy are the responsibility of management and the board. As one of many minority shareholders, BlackRock cannot – and does not try to – direct a company’s strategy or its implementation. Our role, on behalf of BlackRock’s clients as long-term investors, is to better understand how corporate leadership is managing material risks and capitalizing on opportunities to help protect and enhance the company’s ability to deliver long-term financial returns. We aim to take a globally consistent approach, while recognizing the unique markets and sectors in which companies operate.
Shareholder rights
Corporate law, regulations and listing rules in most markets establish certain fundamental rights attached to shareholding. Shareholders should have the right to:
•
Elect, remove, and nominate directors, approve the appointment of the auditor, and amend the corporate charter or by-laws.
•
Vote on key board decisions that are material to the protection of their investment, including but not limited to, changes to the purpose of the business, dilution levels and pre-emptive rights, and the distribution of income and capital structure.
•
Access sufficient and timely information on material governance, strategic, and business matters to make informed decisions.
To protect the interest of minority shareholders like BlackRock’s clients, BIS holds the view that shareholder voting rights should be proportionate to economic ownership—the principle of “one share, one vote” helps to achieve this balance.
Stewardship in practice
The assets BlackRock manages belong to our clients, which include public and private pension plans, insurers, official institutions, endowments, universities, charities, family offices, wealth managers, and ultimately, the individual investors that they serve. Through stewardship, we assess how companies are creating long-term financial value to serve our clients, many of whom are saving for long-term goals, such as retirement.
As shareholders of public companies, our clients have the right to vote on matters proposed by a company’s management or its shareholders. Voting is an important mechanism for investors to express support for, or concern about, a company’s performance and most of our clients authorize BlackRock to exercise this right on their behalf. For those clients, and as a fiduciary, BlackRock is legally required to make proxy voting determinations in a manner that is consistent with their investment objectives. BIS does this by casting votes in favor of proposals that, in our assessment, will promote stronger governance and better operating practices and, in turn, potentially enhance long-term shareholder value. Our vote decisions are informed by our in-depth analysis of company disclosures, engagement with boards and management teams, third-party research, and comparisons against a company’s industry peers.
BIS takes a constructive, long-term approach to our engagement with companies, reflecting the investment horizons of the majority of our clients. An engagement is a meeting between BIS and a company’s board and management that helps improve our understanding of the company’s business model and material risks and opportunities, to inform our voting

(2)
PwC, “The 3 things all high-performing companies do”. Harvard Business Review, “6 Strategic Concepts That Set High-Performing Companies Apart”, March 2024.
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decisions on behalf of clients who authorize us to vote on their behalf. In these two-way conversations, we listen to and learn directly from company directors and executives and ask questions relevant to their business. Either a company or BIS can request an engagement. Many of the engagements are initiated by companies to discuss their long-term strategy, risk and opportunity set, and management’s plan to deliver financial returns through business cycles. The ongoing, multiyear nature of our engagements allows us to build strong relationships with company leadership and mutual understanding on key matters of corporate governance and the drivers of long-term financial performance.
Generally, we support the vote recommendations of the board of directors and management. In case of concerns, we typically raise these through dialogue with board members and management teams first. When we determine it is in our clients’ financial interests to convey concern to companies through voting, we do so in two forms: we might not support the election of directors or other management proposals, or we might not support management’s voting recommendation on a shareholder proposal.
Key themes
While accepted standards and norms of corporate governance can differ between markets, in our experience, there are certain globally applicable fundamental elements of corporate governance that contribute to a company’s ability to create long-term financial value for shareholders. These global themes are set out in this overarching set of principles (the “Principles”), which are anchored in transparency and accountability.
At a minimum, it is our view that companies should observe the accepted corporate governance standards in their domestic market,(3) and we ask that, if they do not, they explain how their approach better supports durable, long-term financial value creation.
These Principles cover seven key subjects:
•
Boards and directors
•
Auditors and audit-related issues
•
Capital structure, mergers, asset sales, and other special transactions
•
Executive compensation
•
Material sustainability-related risks and opportunities
•
Other corporate governance matters and shareholder protections
•
Shareholder proposals
Our regional and market-specific voting guidelines explain how these Principles inform our voting decisions in relation to common ballot items for shareholder meetings in those markets. Alongside the Principles and regional voting guidelines, BIS publishes our engagement priorities which reflect the five themes on which we most frequently engage companies, where they are relevant, as these can be a source of material business risk or opportunity. Collectively, these BIS policies set out the core elements of corporate governance that guide our investment stewardship program globally and within each market. The BIS policies are not prescriptive, applied on a pragmatic, case-by-case basis, taking into consideration a number of factors, including the sector, market, and business environment within which a company is operating.
Boards and directors
Companies whose boards are comprised of appropriately qualified, engaged directors with professional characteristics relevant to a company’s business enhance the ability of the board to add value and be the voice of shareholders in board discussions. A strong board gives a company a competitive advantage, providing valuable oversight and contributing to the most important management decisions that support long-term financial performance. As part of their responsibilities, board members have a fiduciary duty to shareholders to oversee the strategic direction, operations, and risk management of a company. This is why our investment stewardship efforts have always started with the performance of the board of directors, and why we see engagement with, and the election of, directors as one of our most important responsibilities. We engage, as necessary, with members of the board’s nominating and/or governance committee to assess whether governance practices

(3)
Our regional voting guidelines, which we publish on the BIS website, reflect these different market standards and norms. Depending on the market, generally accepted practice is informed by corporate law, market regulation, best practices, and industry initiatives, amongst other factors.
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and board composition are appropriate given a company’s business model and we take into consideration a number of factors, including the sector, market, and business environment within which a company is operating.
We view it as good practice when the board establishes and maintains a framework of robust and effective governance mechanisms to support its oversight of the company’s strategy and operations consistent with the long-term economic interests of investors. There should be clear descriptions of the role of the board and the committees of the board and how directors engage with and oversee management. Disclosure of material risks that may affect a company’s long-term strategy and financial value creation, including material sustainability-related factors when relevant, is helpful for investors to appropriately understand and assess how effectively management is identifying, managing, and mitigating such risks.
We seek to understand management's long-term strategy and the milestones against which investors should assess its implementation. If any strategic targets are significantly missed or materially restated, we find it helpful when company disclosures provide a detailed explanation of the changes and an indication of the board's role in reviewing the revised targets. We look to the board to articulate the effectiveness of these mechanisms in overseeing the management of business risks and opportunities and the fulfillment of the company’s strategy.
Where a company has not adequately disclosed and demonstrated that its board has fulfilled these corporate governance and risk oversight responsibilities, we may consider voting against the election of directors who, on our assessment, have particular responsibility for the issues. We assess director performance on a case-by-case basis and in light of each company’s circumstances, taking into consideration its governance, business practices that support durable, long-term financial value creation, and performance. Set out below are factors we may take into consideration.
Regular accountability through director elections
To ensure accountability for their actions on behalf of shareholders, directors should stand for election on a regular basis, ideally annually.(4) Annual director elections allow shareholders to reaffirm their support for board members and/or hold them accountable for their decisions in a timely manner. When board members are not elected annually, in our experience, it is good practice for boards to have a rotation policy to ensure that, through a board cycle, all directors have had their appointment re-confirmed, with a proportion of directors being put forward for election at each annual general meeting.
Effective board composition
Regular director elections also give boards the opportunity to adjust their composition in an orderly way to reflect developments in the company’s strategy and the market environment. In our view, it is beneficial for new directors to be brought onto the board periodically to refresh the group’s thinking, while supporting both continuity and appropriate succession planning. We consider the average overall tenure of the board and seek a balance between the knowledge and experience of longer-serving directors and the fresh perspectives of directors who joined more recently.
We encourage companies to regularly review the effectiveness of their board (including its size), and assess directors nominated for election in the context of the composition of the board as a whole. In our view, the company’s assessment should consider a number of factors, including each director’s independence and time commitments, as well as the breadth and relevance of director experiences and skillsets, and how these collectively contribute to the board's effectiveness in advising and overseeing management in delivering long-term financial returns.
Director independence — from management, significant shareholders, or other related parties – is a central tenet of sound corporate governance across markets.(5) We encourage boards to have a sufficient number of independent directors, free from conflicts of interest or undue influence, to ensure objectivity in the decision-making of the board and its ability to oversee management. We generally consider it good practice for independent directors to make a majority of the board, or in the case of controlled companies, at least one-third.
Common impediments to independence may include but are not limited to:
•
Current or recent employment at the company or a subsidiary

(4)
In most markets directors stand for re-election on an annual or triennial basis, as determined by corporate law, market regulation or voluntary best practice.
(5)
Please see: Tokyo Stock Exchange. “Japan’s Corporate Governance Code.” June 11, 2021; Financial Reporting Council. “UK Corporate Governance Code.” July 16, 2018; Investor Stewardship Group. “Corporate Governance Principles for US Listed Companies.”
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•
Being, or representing, a shareholder with a substantial shareholding in the company
•
Interlocking directorships
•
Having any other interest, business, or other relationship which could, or could reasonably be perceived to, materially interfere with a director’s ability to act in the best interests of the company and shareholders
In our experience, boards are most effective at overseeing and advising management when there is a senior, independent board leader. This director may chair the board, or, where the chair is also the CEO (or is otherwise not independent), be designated as a lead independent director. The role of this director is to enhance the effectiveness of the independent members of the board through shaping the agenda, ensuring adequate information is provided to the board, and encouraging independent director participation in board deliberations. The lead independent director or another appropriate director should be available to meet with shareholders in those situations where an independent director is best placed to explain and contextualize a company’s approach.
There are matters for which the board has responsibility that may involve a conflict of interest for executives or for affiliated directors or require additional focus. It is our view that objective oversight of such matters is best achieved when the board forms committees with a majority of independent directors, depending on market norms and a company’s ownership structure. In many markets, these committees of the board specialize in audit, director nominations, and compensation matters. An ad hoc committee might also be formed to decide on a special transaction, particularly one involving a related party, or to investigate a significant adverse event.
When nominating directors to the board, we look to companies to provide sufficient information on the individual candidates so that shareholders can assess the capabilities and suitability of each individual nominee and their fit within overall board composition. These disclosures should give an understanding of how the collective experience and expertise of the board, as well as the particular skill sets of individual directors, aligns with the company’s long-term strategy and business model. Highly qualified, engaged directors with professional characteristics relevant to a company’s business and strategy enhance the ability of the board to add value and be the voice of shareholders in board discussions.
It is in this context that we are interested in a variety of experiences, perspectives, and skillsets in the board room. We see it as a means of promoting diversity of thought to avoid “group think” in the board’s exercise of its responsibilities to advise and oversee management.
In assessing board composition, we take a case-by-case approach based on a company’s board size, business model, strategy, location and market capitalization. We look for companies to explain how their approach to board composition supports the company’s governance practices.
We note that in many markets, policymakers have set board gender diversity goals which we may discuss with companies, particularly if there is a risk their board composition may be misaligned. We ask boards to disclose, consistent with local laws, how diversity, including professional and personal characteristics, is considered in board composition, given the company’s long-term strategy and business model.(6)
Sufficient capacity
As the role and expectations of a director are increasingly demanding, directors must be able to commit an appropriate amount of time to board and committee matters. It is important that directors have the capacity to meet all of their responsibilities - including when there are unforeseen events – and therefore, they should not take on an excessive number of roles that would impair their ability to fulfill their duties.
Auditors and audit-related issues
BlackRock recognizes the critical importance of financial statements, which should provide a true and fair picture of a company’s financial condition. Accordingly, we look for the assumptions made by management and reviewed by the auditor in preparing the financial statements to be reasonable and justified.
The accuracy of financial statements, inclusive of financial and non-financial information as required or permitted under market-specific accounting rules, is of paramount importance to BlackRock. Investors increasingly recognize that a broader

(6)
Personal characteristics may include, but are not limited to, gender; race/ethnicity; disability; veteran status; LGBTQ+; and national, Indigenous, religious, or cultural identity.
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range of risks and opportunities have the potential to materially impact financial performance. Over time, we anticipate investors and other users of company reporting will increasingly seek to understand and scrutinize the assumptions underlying financial statements, particularly those that pertain to the impact of the transition to a low-carbon economy on a company’s business model and asset mix. We recognize that this is an area of evolving practice and note that international standards setters, such as the International Financial Reporting Standards (IFRS) Board and the International Auditing and Assurance Standards Board (IAASB), continue to develop their guidance to companies.(7)
In this context, audit committees, or equivalent, play a vital role in a company’s financial reporting system by providing independent oversight of the accounts, material financial and, where appropriate to the jurisdiction, non-financial information and internal control frameworks. Moreover, in the absence of a dedicated risk committee, these committees can provide oversight of Enterprise Risk Management systems.(8) In our view, effective audit committee oversight strengthens the quality and reliability of a company’s financial statements and provides an important level of reassurance to shareholders.
Audit committees or equivalent should have clearly articulated charters that set out their responsibilities and have a rotation plan in place that allows for a periodic refreshment of the committee membership to introduce fresh perspectives to audit oversight. We recognize that audit committees will rely on management, internal audit, and the independent auditor in fulfilling their responsibilities but look to committee members to demonstrate they have relevant expertise to monitor and oversee the audit process and related activities.
We take particular note of unexplained changes in reporting methodology, cases involving significant financial restatements, or ad hoc notifications of material financial weakness. In this respect, audit committees should provide timely disclosure on the remediation of Key and Critical Audit Matters identified either by the external auditor or internal audit function.
The integrity of financial statements depends on the auditor being free of any impediments to being an effective check on management. To that end, it is important that auditors are, and are seen to be, independent. Where an audit firm provides services to the company in addition to the audit, we look for the fees earned to be disclosed and explained. We look for Audit committees to have in place a procedure for assessing annually the independence of the auditor and the quality of the external audit process.
Comprehensive disclosure provides investors with a sense of the company’s long-term operational risk management practices and, more broadly, the quality of the board’s oversight. We look to the audit or risk committee to periodically review the company’s risk assessment and risk management policies and the significant risks and exposures identified by management, the internal auditors or the independent auditors and management’s steps to address them. In the absence of detailed disclosures, we may reasonably conclude that companies are not adequately managing risk.
Capital structure, mergers, asset sales, and other special transactions
The capital structure of a company is critical to shareholders as it impacts the value of their investment and the priority of their interest in the company relative to that of other equity or debt investors. Pre-emptive rights are a key protection for shareholders against the dilution of their interests.
Effective voting rights are basic rights of share ownership and a core principle of effective governance. Shareholders, as the residual claimants, have the strongest interest in protecting the financial value of the company, and voting rights should match economic exposure, i.e., one share, one vote.
In principle, we disagree with the creation of a share class with equivalent economic exposure and preferential, differentiated voting rights. In our view, this structure violates the fundamental corporate governance principle of proportionality and results in a concentration of power in the hands of a few shareholders, thus disenfranchising other shareholders and amplifying any potential conflicts of interest. However, we recognize that in certain markets, at least for a period of time, companies may have a valid argument for listing dual classes of shares with differentiated voting rights. In our view, such companies should review these share class structures on a regular basis or as company circumstances change. Additionally,

(7)
IFRS, “IFRS S1 General Requirements for Disclosure of Sustainability-related Financial Information”, June 2023, and IAASB, “IAASB Launches Public Consultation on Landmark Proposed Global Sustainability Assurance Standard”, August 2023.
(8)
Enterprise risk management is a process, effected by the entity’s board of directors, management, and other personnel, applied in strategy setting and across the enterprise, designed to identify potential events that may affect the entity, and manage risk to be within the risk appetite, to provide reasonable assurance regarding the achievement of objectives. Please see the Committee of Sponsoring Organizations of the Treadway Commission (COSO), “Enterprise Risk Management”, 2023.
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they should seek shareholder approval of their capital structure on a periodic basis via a management proposal at the company’s shareholder meeting. The proposal should give unaffiliated shareholders the opportunity to affirm the current structure or establish mechanisms to end or phase out controlling structures at the appropriate time, while minimizing costs to shareholders.
In assessing mergers, asset sales, or other special transactions, BlackRock’s primary consideration is the long-term economic interests of our clients as shareholders. Boards proposing a transaction should clearly explain the economic and strategic rationale behind it. We will review a proposed transaction to determine the degree to which it can enhance long-term shareholder value. We find long-term investors like our clients typically benefit when proposed transactions have the unanimous support of the board and have been negotiated at arm’s length. We may seek reassurance from the board that the financial interests of executives and/or board members in a given transaction have not adversely affected their ability to place shareholders’ interests before their own. Where the transaction involves related parties, the recommendation to support should come from the independent directors, a best practice in most markets, and ideally, the terms should have been assessed through an independent appraisal process. In addition, it is good practice that it be approved by a separate vote of the non-conflicted parties.
As a matter of sound governance practice, shareholders should have a right to dispose of company shares in the open market without unnecessary restriction. In our view, corporate mechanisms designed to limit shareholders’ ability to sell their shares are contrary to basic property rights. Such mechanisms can serve to protect and entrench interests other than those of the shareholders. In our view, shareholders are broadly capable of making decisions in their own best interests. We encourage any so-called “shareholder rights plans” proposed by a board to be subject to shareholder approval upon introduction and periodically thereafter.
Executive compensation
In most markets, one of the most important roles for a company’s board of directors is to put in place a compensation structure that incentivizes and rewards executives appropriately. Executive compensation is an important tool used by companies to support long-term financial value creation. In our experience, well-structured compensation policies reward the successful delivery of strategic, operational, and/or financial goals, encourage an appropriate risk appetite, and align the interests of shareholders and executives through equity ownership.
We look for there to be a clear link between variable pay and operational and financial performance. Performance metrics should be stretching and aligned with a company’s strategy and business model. BIS does not have a position on whether companies should use sustainability-related criteria in compensation structures, but, where they are included, we look to companies to be as rigorous as they would be in setting other financial or operational targets. Long-term incentive plans should encompass timeframes that 1) are distinct from annual executive compensation structures and metrics, and 2) encourage the delivery of strong financial results over a period of years.
When designing, reviewing, and approving executive compensation policies, board compensation committees – or board members responsible for setting executive compensation – should carefully consider the company’s specific circumstances, such as its risk profile, the environment in which it operates, and the individuals the board is trying to attract, retain and incentivize. We look to the compensation committees to guard against contractual arrangements that would entitle executives to material compensation for early termination of their employment. Finally, pension contributions and other deferred compensation arrangements should be reasonable in light of market practices or the company’s business and executive compensation strategies.
We are not supportive of one-off or special bonuses unrelated to company or individual performance. Where discretion has been used by the compensation committee or its equivalent, we appreciate disclosure relating to how and why the discretion was used, and how the adjusted outcome is aligned with the interests of shareholders. We acknowledge that the use of peer group evaluation by compensation committees can help ensure competitive pay; however, we are concerned when the rationale for increases in total compensation at a company is solely based on peer benchmarking, rather than also considering rigorous measures of outperformance. We encourage companies to clearly explain how compensation outcomes have rewarded performance.
We encourage boards to consider building clawback provisions into incentive plans such that companies could clawback compensation or require executives to forgo awards when compensation was based on faulty financial statements or deceptive business practices. We also favor recoupment from or the foregoing of the grant of any awards by any senior
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executive whose behavior caused material financial harm to shareholders, material reputational risk to the company, or resulted in a criminal investigation, even if such actions did not ultimately result in a material restatement of past results.
In our view, non-executive directors should be compensated in a manner that is commensurate with the time and effort expended in fulfilling their professional responsibilities. Additionally, these compensation arrangements should not risk compromising directors’ independence or aligning their interests too closely with those of the management, whom they are charged with overseeing.
BIS may convey concerns through not supporting management’s proposals to approve compensation, where they are on the agenda. We may also vote against members of the compensation committee or equivalent board members for poor compensation practices or structures.
Material sustainability-related risks and opportunities
It is our view that well-managed companies will effectively evaluate and manage material sustainability-related risks and opportunities relevant to their businesses.(9) As with all risks and opportunities in a company's business model, appropriate oversight of material sustainability considerations is a core component of having an effective governance framework that supports durable, long-term financial value creation.
Robust disclosure allows investors to effectively evaluate companies’ strategy and business practices related to material sustainability-related risks and opportunities. We find it helpful when companies’ disclosures demonstrate that they have a resilient business model that integrates material sustainability-related risks and opportunities into their strategy, risk management, and metrics and targets, including industry-specific metrics. The International Sustainability Standards Board (ISSB) standards, IFRS S1 and S2(10) may prove helpful to companies in preparing this disclosure. The standards build on the Task Force on Climate-related Financial Disclosures (TCFD) framework and the standards and metrics developed by the Sustainability Accounting Standards Board (SASB), which have both converged under the ISSB. We recognize that companies may phase in reporting aligned with the ISSB standards over several years. We also recognize that some companies may report using different standards, which may be required by regulation, or one of a number of voluntary standards. In such cases, we ask that companies highlight the metrics that are industry- or company-specific.
We note that climate and other sustainability-related disclosures often require companies to collect and aggregate data from various internal and external sources. We recognize that the practical realities of data collection and reporting may not line up with financial reporting cycles and companies may require additional time after their fiscal year-end to accurately collect, analyze, and report this data to investors. That said, while we do not prescribe timelines regarding when companies make these disclosures, we encourage them to produce climate and other sustainability-related disclosures sufficiently in advance of their annual meeting, to the best of their abilities to provide investors with time to assess the data and make informed decisions.
Companies may also choose to adopt or refer to guidance on sustainable and responsible business conduct issued by supranational organizations such as the United Nations or the Organization for Economic Cooperation and Development. Further, industry initiatives on managing specific operational risks may provide useful guidance to companies on best practices and disclosures. While not a voting item, we find it helpful to our understanding of investment risk when companies disclose any relevant global climate and other sustainability-related standards adopted, the industry initiatives in which they participate, any peer group benchmarking undertaken, and any assurance processes to help investors understand their approach to sustainable and responsible business practices.

(9)
By material sustainability-related risks and opportunities, we mean the drivers of risk and financial value creation in a company’s business model that have an environmental or social dependency or impact. Examples of environmental issues include, but are not limited to, water use, land use, waste management, and climate risk. Examples of social issues include, but are not limited to, human capital management, impacts on the communities in which a company operates, customer loyalty, and relationships with regulators.
(10)
The objective of IFRS S1 General Requirements for Disclosure of Sustainability-related Financial Information is to require an entity to disclose information about its sustainability-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity. The objective of IFRS S2 Climate-related Disclosures is to require an entity to disclose information about its climate-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity.
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Climate and nature-related risk
In our view, the transition to a low-carbon economy is one of several mega forces reshaping markets.(11) Our research shows that the low-carbon transition is a structural shift in the global economy that will be shaped by changes in government policies, technology, and consumer and investor preferences, which may be material for many companies.(12) Yet the path to a low-carbon economy is uncertain and uneven, with different parts of the economy moving at different speeds. BIS recognizes that it can be challenging for companies to predict the impact of climate-related risk and opportunity on their businesses and operating environments. Many companies are assessing how to navigate the low-carbon transition while delivering long-term financial value to investors. At companies where these climate-related risks are material, we find it helpful when they publicly disclose, consistent with their business model and sector, how they intend to deliver long-term financial performance through the transition to a low-carbon economy, including where available, their transition plan.(13)
In our experience, disclosure consistent with the ISSB standards or the TCFD framework can help investors assess company-specific climate-related risks and opportunities, and inform investment decisions.(14) Such disclosures also provide investors with insights into how companies are managing the risks associated with climate change by managing their own carbon emissions or emissions intensities to the extent financially practicable. Recognizing the value of these disclosures, in some jurisdictions, like the U.K, large companies must disclose such climate-related financial information on a mandatory basis, while in other jurisdictions these disclosures are viewed as best practice in the market.
Consistent with the ISSB standards and the TCFD framework, we seek to understand, from company disclosures and engagement, the strategies companies have in place to manage material risks to, and opportunities for, their long-term business model associated with a range of climate-related scenarios. This includes a scenario in which global warming is limited to well below 2°C, considering ambitions to achieve a limit of 1.5°C, the temperature goal recently reaffirmed by G20 members as part of the 2024 Leader’s Declaration.(15)
These frameworks also contemplate disclosures on how companies are setting short-, medium- and long-term targets, ideally science-based where these are available for their sector, for scope 1 and 2 greenhouse gas emissions (GHG) reductions and to demonstrate how their targets are consistent with the long-term financial interests of their investors.
While we recognize that regulators in some markets are moving to mandate certain disclosures, at this stage, we view scope 3 emissions differently from scopes 1 and 2, given methodological complexity, regulatory uncertainty, concerns about double-counting, and lack of direct control by companies. We welcome disclosures and commitments companies choose to make regarding material scope 3 emissions and recognize these are provided on a good-faith basis as methodology develops. Our publicly available commentary provides more information on our approach to climate-related risks and opportunities.
In addition to climate-related risks and opportunities, the management of nature-related factors is increasingly a component of some companies’ ability to generate durable, long-term financial returns for shareholders, particularly where a company’s

(11)
BlackRock Investment Institute, “Mega forces: An investment opportunity”, 2023.
(12)
BlackRock Investment Institute, “Tracking the low-carbon transition”, July 2023.
(13)
We have observed that more companies are developing such plans, and public policymakers in a number of markets are signaling their intentions to require them or already have requirements in place, such as Australia, Brazil, and the European Union. We view transition plans as a method for a company to both internally assess and externally communicate its long-term strategy, ambition, objectives, and actions to create financial value through the global transition towards a low-carbon economy. Transition plans are building momentum internationally, with increased focus from policy makers and supervisors, including in the EU, UK, G7, G20, and from the financial industry. While many initiatives across jurisdictions outline a framework for transition plans, there is no consensus on the key elements these plans should contain. We view useful disclosure as one that communicates a company’s approach to managing financially material business relevant risks and opportunities – including climate-related risks – to deliver long-term financial performance, which allows investors to make more informed decisions. While transition plans can be helpful disclosure, BIS does not make the preparation and production of transition plans a voting issue. BIS may engage companies that have chosen to publish a transition plan to understand their planned actions and resource implications.
(14)
BlackRock, “Global perspectives on investing in the low-carbon transition”, June 2023. We recognize that companies may phase in reporting aligned with the ISSB standards over several years, depending on local requirements. We also recognize and respect that some companies may report using different local standards, which may be required by regulation, or one of a number of voluntary standards. In such cases, we ask that companies disclose their rationale for reporting in line with the specific disclosure framework chosen and highlight the metrics that are industry- or company-specific.
(15)
In November 2024, G20 members reaffirmed the Paris Agreement temperature goal as part of the Leader’s Declaration. G20 members include the world’s major economies (19 countries and two regional bodies, the European Union and African Union), representing 85% of global Gross Domestic Product, over 75% of international trade, and about two-thirds of the world population.
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strategy is heavily reliant on the availability of natural capital, or whose supply chains are exposed to locations with nature-related risks. We look for such companies to disclose how they manage any reliance and impact on, as well as use of, natural capital, including appropriate risk oversight and relevant metrics and targets, to understand how these factors are integrated into strategy. We will evaluate these disclosures to inform our view of how a company is managing material nature-related risks and opportunities. We rely on company disclosures when determining how to vote on shareholder proposals addressing natural capital issues. Our publicly available commentary provides more information on our approach to natural capital.(16)
Companies’ impact on their workforce, supply chains, and communities
In order to advance long-term shareholders’ interests, companies should consider the interests of the various parties on whom they depend for their success over time. It is for each company to determine their key stakeholders based on what is material to their business and long-term financial performance. For many companies, key stakeholders include employees, business partners (such as suppliers and distributors), clients and consumers, regulators, and the communities in which they operate.
As a long-term shareholder on behalf of our clients, we find it helpful when companies disclose how they have identified their key stakeholders and considered their interests in business decision-making. In addition to understanding broader stakeholder relationships, BIS finds it helpful when companies discuss how they consider the needs of their workforce today, and the skills required for their future business strategy. We are also interested to understand how the board monitors and engages on these matters, given it is well positioned to ensure that the approach taken by management is informed by and aligns with the company’s strategy.
Companies should articulate how they address material adverse impacts that could arise from their business practices and affect critical relationships with their stakeholders. We encourage companies to implement, to the extent appropriate, monitoring processes (often referred to as due diligence) to identify and mitigate potential adverse impacts and grievance mechanisms to remediate any actual adverse material impacts. In our view, maintaining trust within these relationships can contribute to a company’s long-term success.
Other corporate governance matters and shareholder protections
In our view, shareholders have a right to material and timely information on the financial performance and viability of the companies in which they invest. In addition, companies should publish information on the governance structures in place and the rights of shareholders to influence these structures. The reporting and disclosure provided by companies help shareholders assess the effectiveness of the board’s oversight of management and whether investors’ economic interests have been protected. As a general principle, we believe shareholders should have the right to vote on key corporate governance matters, including changes to governance mechanisms, to submit proposals to the shareholders’ meeting, and to call special meetings of shareholders.
Corporate form
In our view, it is the responsibility of the board to determine the corporate form that is most appropriate given the company's purpose and business model.(17) Companies proposing to change their corporate form to a public benefit corporation or similar entity should put it to a shareholder vote if not already required to do so under applicable law. We appreciate when supporting documentation from companies or shareholder proponents proposing to alter the corporate form clearly explains how the interests of shareholders and different stakeholders would be impacted as well as the accountability and voting mechanisms that would be available to shareholders. We generally support management proposals if our analysis indicates that shareholders’ economic interests are adequately protected. Relevant shareholder proposals are evaluated on a case-by-case basis.

(16)
Given the growing awareness of the materiality of these issues for certain businesses, enhanced reporting on a company's natural capital dependencies and impacts would aid investors’ understanding. In our view, the final recommendations of the Taskforce on Nature-related Financial Disclosures (TNFD) may prove useful to some companies. We recognize that some companies may report using different standards, which may be required by regulation, or one of a number of other private sector standards. TNFD-aligned reporting is not a voting issue.
(17)
Corporate form refers to the legal structure by which a business is organized.
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Shareholder proposals
In most markets in which BlackRock invests on behalf of clients, shareholders have the right to submit proposals to be voted on at a company’s annual or extraordinary meeting, as long as eligibility and procedural requirements are met. The matters that we see put forward by shareholders address a wide range of topics, including governance reforms, capital management, and improvements in the management or disclosure of sustainability-related risks.
BlackRock is subject to legal and regulatory requirements in the U.S. that place restrictions and limitations on how BlackRock can interact with the companies in which we invest on behalf of our clients, including our ability to submit shareholder proposals. We can vote, on behalf of clients who authorize us to do so, on proposals put forth by others.
When assessing shareholder proposals, we evaluate each proposal on its merit, considering the company’s individual circumstances and maintaining a singular focus on the proposal’s implications for long-term financial value creation. BIS’ evaluation considers whether a shareholder proposal addresses a material risk that, if left unmanaged, may impact a company’s long-term performance. We look for consistency between the specific request formally made in the proposal, the supporting documentation, and the proponents’ other communications on the issues. We also assess the company’s practices and disclosures and the costs and benefits to the company of meeting the request made in the proposal. We take into consideration a company’s governance practices and disclosures against those of their peers.
In our experience, it is helpful when companies disclose the names of the proponent or organization that has submitted or advised on the proposal.
We would not support proposals that we believe would result in over-reaching into the basic business decisions of the company, are unduly prescriptive or constraining on management. We take into consideration the legal effect of the proposal, as shareholder proposals may be advisory or legally binding depending on the jurisdiction, while others may make requests that would be deemed illegal in a given jurisdiction.
BIS is likely to support shareholder proposals that request disclosures that help us, as long-term investors on behalf of our clients, better understand the material risks and opportunities companies face and how they are managing them, especially where this information is additive given the company’s existing disclosures. We may also support shareholder proposals that are focused on a material business risk that we agree needs to be addressed and the intended outcome is consistent with long-term financial value creation.
We recognize that some shareholder proposals bundle topics and/or specific requests. Further, the proponent’s supporting statement may refer to topics that are not directly related to the request made in the proposal. In voting on behalf of clients, we do not submit or edit proposals or the supporting statements – we must vote yes or no on the proposal as phrased by the proponent. Therefore, when we vote in support of a proposal, we are not necessarily endorsing every element of the proposal or the reasoning, objectives, or supporting statement of the proponent. We may support a proposal for different reasons from those put forth by the proponent, when we believe that, overall, it can advance our clients' long-term financial interests. We typically explain to the company our rationale for supporting such proposals.
Alternatively, or in addition, we may vote against the election of one or more directors if, in our assessment, the board has not responded sufficiently or with an appropriate sense of urgency to a material risk. We may also support a proposal if management is on track, but we believe that voting in favor might accelerate efforts to address a material risk.
BlackRock’s oversight of its investment stewardship activities
Oversight
BlackRock maintains advisory committees (Stewardship Advisory Committees), generally consisting of senior BlackRock index investment professionals and/or senior employees with practical boardroom experience. The Stewardship Advisory Committees review and advise on amendments to BIS regional proxy voting guidelines (the Guidelines). The advisory committees do not determine voting decisions, which are the responsibility of BIS.
In addition to the Stewardship Advisory Committees, the Investment Stewardship Global Oversight Committee (Global Oversight Committee) is a risk-focused committee, comprised of the Global Head of Investment Stewardship (Global Head), and senior BlackRock executives with legal, risk and other experience relevant to team oversight. The Global Committee does not determine voting decisions, which are the responsibility of BIS.
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The Global Head has primary oversight of the activities of BIS, including voting in accordance with the Guidelines, which require the application of professional judgment and consideration of each company’s unique circumstances. The Global Committee reviews and approves amendments to these Principles. The Global Committee also reviews and approves amendments to the regional Guidelines.
In addition, the Global Committee receives and reviews periodic reports regarding the votes cast by BIS, as well as updates on material process issues, procedural changes, and other risk oversight considerations. The Global Committee reviews these reports in an oversight capacity as informed by the Guidelines.
BIS carries out engagement with companies, executes proxy votes, and conducts vote operations (including maintaining records of votes cast) in a manner consistent with the relevant Guidelines. BIS also conducts research on corporate governance issues and participates in industry discussions to contribute to and keep abreast of important developments in the corporate governance field. BIS may utilize third parties for certain of the foregoing activities and performs oversight of those third parties. BIS may discuss complicated or particularly controversial matters with senior specialists internally, on an advisory basis, prior to making a voting decision.
Voting guidelines and vote execution
BlackRock votes on proxy issues when our clients authorize us to do so. We carefully consider proxies submitted to funds and other fiduciary account(s) (Fund or Funds) for which we have voting authority. BlackRock votes (or refrains from voting) proxies for each Fund for which we have voting authority based on our evaluation of the alignment of the voting items with the long-term economic interests of our clients, in the exercise of our independent business judgment, and without regard to the relationship of the issuer of the proxy (or any shareholder proponent or dissident shareholder) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates, or BlackRock employees (see “Conflicts management policies and procedures,” below).
When exercising voting rights, BIS will normally vote on specific proxy issues in accordance with the Guidelines for the relevant market, as well as the Principles. The voting guidelines published for each region/country in which we vote are intended to summarize BlackRock’s general philosophy and approach to issues that may commonly arise in the proxy voting context in each market where we invest. The Guidelines are not intended to be exhaustive. BIS applies the Guidelines on a case-by-case basis, in the context of the individual circumstances of each company and the specific issue under review. As such, the Guidelines do not indicate how BIS will vote in every instance. Rather, they reflect our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots. The Guidelines are reviewed annually and updated as necessary to reflect changes in market practices, developments in corporate governance and feedback from companies and clients. In this way, BIS aims to maintain policies that explain our approach to governance practices most aligned with clients’ long-term financial interests. BIS analysts may exercise their professional judgment in determining how to vote if they conclude that the Guidelines do not cover the specific matter raised by a ballot item or that an exception to the Guidelines would be in the long-term economic interests of BlackRock’s clients.
In certain markets, proxy voting involves logistical issues which can affect BIS’ ability to vote such proxies, as well as the desirability of voting such proxies. These issues include, but are not limited to: i) untimely notice of shareholder meetings; ii) restrictions on a foreigner’s ability to exercise votes; iii) requirements to vote proxies in person; iv) “share-blocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); v) potential difficulties in translating the proxy; vi) regulatory constraints; and vii) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions. We are not supportive of impediments to the exercise of voting rights such as share-blocking or overly burdensome administrative requirements.
BlackRock votes proxies in these situations on a “best-efforts” basis. In addition, BIS may determine that it is generally in the interests of BlackRock’s clients not to vote proxies (or not to vote our full allocation) if the costs (including but not limited to opportunity costs associated with share-blocking constraints) associated with exercising a vote are expected to outweigh the benefit the client would derive by voting on the proposal.
Voting Choice
BlackRock offers Voting Choice a program that provides eligible clients with more opportunities to participate in the proxy voting process where legally and operationally viable.
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Voting Choice is currently available for eligible clients invested in certain institutional pooled funds in the U.S., UK, Ireland, and Canada that utilize certain equity index investment strategies, as well as eligible clients in certain institutional pooled funds in the U.S., UK, and Canada that use systematic active equity (SAE) strategies. In addition, institutional clients in separately managed accounts (SMAs) continue to be eligible for BlackRock Voting Choice regardless of their investment strategies.(18) BlackRock also launched a U.S. Program to offer proxy voting to eligible shareholder accounts in a U.S. Fund.(19)
As a result, the shares attributed to BlackRock in company share registers may be voted differently depending on whether our clients have authorized BIS to vote on their behalf, have authorized BIS to vote in accordance with a third-party policy, or have elected to vote shares in accordance with their own policy. Our clients have greater control over proxy voting because of Voting Choice. BlackRock does not disclose client information, including a client’s selection of proxy policy, without client consent.
Conflicts management policies and procedures
BIS maintains policies and procedures that seek to prevent undue influence on BlackRock’s proxy voting activity. Such influence might stem from any relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates, a Fund or a Fund’s affiliates, or BlackRock employees. The following are examples of sources of perceived or potential conflicts of interest:
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BlackRock clients who may be issuers of securities or proponents of shareholder resolutions
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BlackRock business partners or third parties who may be issuers of securities or proponents of shareholder resolutions
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BlackRock employees who may sit on the boards of public companies held in Funds managed by BlackRock
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Significant BlackRock, Inc. investors who may be issuers of securities held in Funds managed by BlackRock
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Securities of BlackRock, Inc. or BlackRock investment funds held in Funds managed by BlackRock
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BlackRock, Inc. board members who serve as senior executives or directors of public companies held in Funds managed by BlackRock
BlackRock has taken certain steps to mitigate perceived or potential conflicts including, but not limited to, the following:
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Adopted the Guidelines which are designed to advance our clients’ long-term economic interests in the companies in which BlackRock invests on their behalf
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Established a reporting structure that separates BIS from employees with sales, vendor management, or business partnership roles. In addition, BlackRock seeks to ensure that all engagements with corporate issuers, dissident shareholders or shareholder proponents are managed consistently and without regard to BlackRock’s relationship with such parties. Clients or business partners are not given special treatment or differentiated access to BIS. BIS prioritizes engagements based on factors including, but not limited to, our need for additional information to make a voting decision or our view on the likelihood that an engagement could lead to positive outcome(s) over time for the economic value of the company. Within the normal course of business, BIS may engage directly with BlackRock clients, business partners and/or third parties, and/or with employees with sales, vendor management, or business partnership roles, in discussions regarding our approach to stewardship, general corporate governance matters, client reporting needs, and/or to otherwise ensure that proxy-related client service levels are met
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Determined to engage, in certain instances, an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid potential conflicts of interest, to satisfy regulatory compliance requirements, or as may be otherwise required by applicable law. In such circumstances, the independent third-party voting service provider provides BlackRock with recommendations, in accordance with the Guidelines, as to how to vote such proxies. BlackRock uses an independent third-party voting service provider to make proxy voting recommendations for shares of BlackRock, Inc. and companies affiliated with BlackRock, Inc. BlackRock may also use an independent third-party voting service provider to make proxy voting recommendations for:
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public companies that include BlackRock employees on their boards of directors

(18)
With Voting Choice, SMAs have the ability to select from a set of voting policies from third-party proxy advisers the policy that best aligns with their views and preferences. BlackRock can then use its proxy voting infrastructure to cast votes based on the client’s selected voting policy.
(19)
Read more about BlackRock Voting Choice on our website.
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public companies of which a BlackRock, Inc. board member serves as a senior executive or a member of the board of directors
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public companies that are the subject of certain transactions involving BlackRock Funds
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public companies that are joint venture partners with BlackRock, and
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public companies when legal or regulatory requirements compel BlackRock to use an independent third-party voting service provider
In selecting an independent third-party voting service provider, we assess several characteristics, including but not limited to: independence, an ability to analyze proxy issues and make recommendations in the economic interest of our clients in accordance with the Guidelines, reputation for reliability and integrity, and operational capacity to accurately deliver the assigned recommendations in a timely manner. We may engage more than one independent third-party voting service provider, in part to mitigate potential or perceived conflicts of interest at a single voting service provider. The Global Committee appoints and reviews the performance of the independent third-party voting service providers, generally on an annual basis.
Securities lending
When so authorized, BlackRock acts as a securities lending agent on behalf of Funds. Securities lending is a well-regulated practice that contributes to capital market efficiency. It also enables funds to generate additional returns while allowing fund providers to keep fund expenses lower.
With regard to the relationship between securities lending and proxy voting, BlackRock cannot vote shares on loan and may determine to recall them for voting, as guided by our fiduciary duty as an asset manager to our clients in helping them achieve their investment goals. While this has occurred in a limited number of cases, the decision to recall securities on loan as part of BlackRock’s securities lending program in order to vote is based on an evaluation of various factors that include, but are not limited to, assessing potential securities lending revenue alongside the potential long-term financial value to clients of voting those securities (based on the information available at the time of recall consideration).(20) BIS works with colleagues in the Securities Lending and Risk and Quantitative Analysis teams to evaluate the costs and benefits to clients of recalling shares on loan.
In almost all instances, BlackRock anticipates that the potential long-term financial value to the Fund of voting shares would be less than the potential revenue the loan may provide the Fund. However, in certain instances, BlackRock may determine, in our independent business judgment as a fiduciary, that the value of voting outweighs the securities lending revenue loss to clients and would therefore recall shares to be voted in those instances.
Periodically, BlackRock reviews our process for determining whether to recall securities on loan in order to vote and may modify it as necessary.
Reporting and vote transparency
We are committed to transparency in the stewardship work we do on behalf of clients. We inform clients about our engagement and voting policies and activities through direct communication and through disclosure on our website. Additionally, we make public our regional proxy voting guidelines for the benefit of clients and the companies in which we invest on their behalf. We also publish commentaries to share our perspective on market developments and emerging key themes.
At a more granular level, on a quarterly basis, we publish our vote record for each company that held a shareholder meeting during the period, showing how BIS voted on each proposal and providing our rationale for any votes against management proposals and on shareholder proposals. For shareholder meetings where a vote might be high profile or of significant

(20)
Recalling securities on loan can be impacted by the timing of record dates. In the U.S., for example, the record date of a shareholder meeting typically falls before the proxy statements are released. Accordingly, it is not practicable to evaluate a proxy statement, determine that a vote has a material impact on a fund and recall any shares on loan in advance of the record date for the annual meeting. As a result, managers must weigh independent business judgement as a fiduciary, the benefit to a fund’s shareholders of recalling loaned shares in advance of an estimated record date without knowing whether there will be a vote on matters which have a material impact on the fund (thereby forgoing potential securities lending revenue for the fund’s shareholders) or leaving shares on loan to potentially earn revenue for the fund (thereby forgoing the opportunity to vote).
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interest to clients, we may publish a vote bulletin after the meeting, disclosing and explaining our vote on key proposals. We also publish a quarterly list of all companies with which we engaged and the key topics addressed in the engagement meeting.
In this way, we help inform our clients about the work we do on their behalf in promoting the governance and business practices that support durable, long-term financial value creation by companies.
Want to know more?
blackrock.com/stewardship | contactstewardship@blackrock.com
This document is provided for information and educational purposes only. Investing involves risk, including the loss of principal.
Prepared by BlackRock, Inc.
©2024 BlackRock, Inc. All rights reserved. BLACKROCK is a trademark of BlackRock, Inc., or its subsidiaries in the United States and elsewhere. All other trademarks are those of their respective owners.
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BlackRock Investment Stewardship
Climate and Decarbonization Stewardship Guidelines
Published July 2024
BlackRock climate and decarbonization stewardship guidelines
Introduction to BlackRock Investment Stewardship
BlackRock’s clients depend on us to help them meet their varied investment goals. We consider it one of our responsibilities to be an informed, engaged shareholder on their behalf, given the business decisions that companies make have a direct impact on our clients’ long-term investment outcomes and financial well-being. BlackRock Investment Stewardship (BIS) is a dedicated function within BlackRock, which serves as a link between BlackRock’s clients and the companies we invest in on their behalf. BIS takes a long-term approach in our stewardship efforts, reflecting the investment horizons of the majority of our clients. BIS does this through:
1.
Engaging with companies in a two-way dialogue to build our understanding of a company’s practices and inform our voting decisions.
2.
Voting at shareholder meetings on management and shareholder proposals on behalf of clients who have delegated voting authority to BlackRock.
3.
Contributing to industry dialogue on stewardship to share our perspectives on matters that may impact our clients’ investments.
4.
Reporting on our activities to inform clients about our stewardship efforts on their behalf through a range of publications and direct reporting.
Stewardship for clients with investment objectives relating to the low-carbon transition
BlackRock offers a wide range of investment products and funds to support our clients’ unique and varied investment objectives, and in February 2024, BlackRock announced it would be launching a new decarbonization stewardship option for those clients who explicitly direct BlackRock to invest their assets with decarbonization investment objectives. An increasing number of clients are seeking to minimize the financial risk, and maximize the financial opportunities, associated with the transition to a low-carbon economy, and thus are interested in sustainable and transition investing, with some including decarbonization as an investment objective in their mandates with BlackRock. In Europe for example, all of our largest, strategic relationship clients have net zero commitments for their organizations, and globally a growing number have made similar commitments, which those clients believe, will shape financial opportunities in the transition to a low-carbon economy. A survey of 200 institutional investors globally, representing nearly $9tn in assets under management, indicated that 98% of them have set some kind of transition investment objective for their portfolios.
These guidelines set out BIS’ approach to voting at companies’ shareholder meetings on behalf of funds with explicit decarbonization or climate-related investment objectives, and, when appropriate, engagement with corporate leadership to support our voting on clients’ behalf. In addition, clients in separately managed accounts may instruct BlackRock to apply these guidelines to their holdings. Both in the case of funds and separately managed accounts, these guidelines are only implemented upon explicit selection and approval by the applicable fund board or client.
These guidelines should be read in conjunction with BIS’ benchmark policies and are focused on matters related to climate risks and the transition to a low-carbon economy at companies that are held by funds and clients who have selected these guidelines. These guidelines differ from the benchmark policies in that they consider, in addition to financial considerations and consistent with the investment objective of each fund or account that has selected these guidelines, the alignment of companies’ business model and strategies with the financial opportunities presented by the transition to a low-carbon economy and the more ambitious goal of the Paris Agreement, namely to limit average temperature rise to 1.5°C above pre-industrial levels.
These guidelines will apply to companies which produce goods and services that contribute to real world decarbonization or have a carbon intensive business model and face outsized impacts from the low-carbon transition, based on reported and estimated scopes 1, 2, and 3 greenhouse gas emissions. We estimate these companies represent the vast majority of the
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value chain emissions of the companies held by funds and clients that have selected these guidelines. For all other companies held by these funds and clients, BIS’ benchmark voting guidelines apply.
On other matters not related to climate risks and the transition to a low-carbon economy, BIS will apply our benchmark policies.
For clients who have not directed BlackRock to prioritize climate risks and decarbonization as an investment objective, BIS will continue to undertake our stewardship responsibilities in line with our benchmark policies, with a sole focus on advancing those clients’ long-term economic interests. This will include consideration of climate-related risks and opportunities in a company’s business model, where material to the company’s ability to deliver long-term financial returns.
Please see appendix 2, which sets out the key differences between the BIS benchmark and decarbonization policies on items related to climate risk and the transition to a low-carbon economy.
Understanding the investment implications of the transition to a low-carbon economy
Research from the BlackRock Investment Institute (BII) highlights that changing government policy, technology, and consumer and investor preferences are driving the transition to a low-carbon economy, but these forces are moving at uneven speeds across sectors and regions. For example—some technologies like renewable power are already being deployed at scale in some regions, while in other sectors and regions less cost-effective low-carbon alternatives exist. We have heard from certain clients that they see the low-carbon transition as a series of shifts over decades that will reshape production and consumption, spur significant capital investment and create risks, opportunities and a wider range of financial and competitive outcomes for companies.
For clients interested in investing in the transition to a low-carbon economy and understanding its corresponding risks and opportunities, we have developed the BlackRock Investment Institute Transition Scenario (BIITS), powered by Aladdin® technology. BIITS is a research-based, analytical forecast of how the low-carbon transition is most likely to play out based on what we know and expect today. It can help inform a top-down assessment of a company’s business risk arising from the transition. BII based its key assumptions on rigorous research, and the input of BlackRock’s portfolio managers and other experts.
For client assets with explicit investment objectives related to the transition to a low-carbon economy, BIS will draw on the insights generated by BIITS and Aladdin® Climate, as well as our own analysis and engagement, in applying these guidelines. In doing so, we will take into consideration the fact that the necessary data to assess individual companies currently has limitations, but is improving as a result of disclosure requirements in an increasing number of jurisdictions.
Decarbonization stewardship guidelines design principles
The framework of these guidelines is designed to:
•
Prioritize sectors and companies that are critical to the transition to a low-carbon economy: This includes companies which produce goods and services that contribute to real world decarbonization or have a carbon intensive business model and face outsized impacts from the low-carbon transition.
•
Apply a sectoral approach to our analysis that acknowledges the unevenness of the low-carbon transition across sectors and markets: We take into consideration the varying speeds at which sectors and markets can decarbonize based on technological feasibility, consumer demand, government policy, regulatory frameworks and other factors. Further, we recognize that these factors are uncertain and dynamic, which will require that we evolve our approach as necessary.
•
Take a long-term, pragmatic approach that favors a transition that minimizes disruption to companies and their key stakeholders: Our approach recognizes the challenges that many companies face in adapting their business models. It is premised on the views of interested clients that a transition where companies adapt and continue to deliver financial returns throughout, is a better long-term investment outcome for them, and less disruptive to a company’s other key stakeholders, than a transition that is uneven. Further, we consider the differences between the actions and outcomes over which company management has influence, and those it does not.
•
Focus on useful, contextualized disclosures that help inform investors views, while recognizing data limitations: The policy will seek disclosures that outline key milestones and dependencies underpinning the company’s low-carbon transition strategy; explain the trade-offs required to adapt the business model; and include relevant data and narrative.
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•
Be consistent with our position as a minority investor on behalf of our clients: The boards and executive leadership of companies determine a company’s strategy and its implementation. We make decisions on how to engage companies and vote proxies independently, based on our professional judgment of the priorities and outcomes most aligned with clients’ investment objectives.
Voting guidelines
Consistent with the investment objective of each fund or client that has selected these guidelines, BIS will look to companies to demonstrate the following:
Corporate Disclosures
In the context of these guidelines, we look for companies to provide sufficient corporate disclosure to allow us to determine the extent to which decarbonization and the low-carbon transition are strategic priorities. As a general point, we would expect companies that have disclosed their aim to participate in the transition to a low-carbon economy to make disclosures that help explain the strategy and governance systems they have determined most appropriate, which may include:
(1)
a low-carbon transition strategy to demonstrate their alignment with the ambition to limit global average temperature rise to 1.5°C above pre-industrial levels. This would normally mean that they have a long-term strategy to achieve net-zero greenhouse gas (GHG) emissions by 2050, with appropriate near- and medium-term milestones to assess their progress.
(2)
low-carbon transition-related reporting consistent with the standards developed by the International Sustainability Standards Board (ISSB). IFRS S1 addresses the general requirements of sustainability reporting and IFRS S2 sets out the disclosures that would provide investors with decision-useful information about a company’s most significant climate- and low-carbon transition-related risks and opportunities. As audit and assurance standards are developed, it would be helpful to investors’ confidence in such disclosures for companies to seek independent, third-party assurance.
(3)
scope 1 and scope 2, and material scope 3 GHG emissions. In addition, we look to companies to disclose their reduction targets for scope 1 and 2 emissions, science-based where possible. We welcome disclosure of targets or indicative goals, where companies have set them, for scope 3 emissions reductions, recognizing that these would be provided on a ‘best efforts’ basis given the methodological challenges these currently present for reporters. Scope 3 information, including how a company is working with its value chain to accelerate reductions in GHG intensity, provides useful insight to investors focused on investing in the low-carbon transition and understanding the impact of their investments on their decarbonization goals. However, we recognize that companies have varying ability to influence the emissions across the different parts of their value chain and it is helpful when disclosures explain the implications for the achievement of their decarbonization targets.
Transition plans
Some companies have published a transition plan that explains how the company intends to implement its low-carbon transition strategy by, as defined by the ISSB, “lay[ing] out the entity’s targets, actions or resources for its transition towards a lower-carbon economy, including actions such as reducing its greenhouse gas emissions” (see appendix 1).
We note the work being undertaken in a number of jurisdictions on establishing a common approach in a market to corporate transition plans. Given this work continues, for the near-term, BIS will not make preparation and production of transition plans a voting issue. BIS may engage companies that have chosen to publish a transition plan to understand their planned actions and resource implications in accordance with anticipated requirements.
Boards and directors
An effective and well-functioning board that has appropriate governance structures to facilitate oversight of a company's management and strategic initiatives is critical to the company’s ability to deliver on its low-carbon transition strategy.
In assessing the role and effectiveness of the board in this regard, we seek to understand whether:
•
The board has clear oversight responsibilities for climate and low-carbon transition-related risks and opportunities in the company’s business model. We consider the whole board to have responsibility for oversight of the company’s long-term strategy, including those aspects related to the transition to a low-carbon economy.
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•
Management has established a robust low-carbon transition framework and long-term strategy, with clear accountability for delivery by senior executives.
•
The capital management strategy explains how the company allocates investments to (traditional and next generation) business lines and innovation, and returns cash to shareholders, consistent with the low-carbon transition strategy.
•
The climate and low-carbon transition risks most likely to significantly impact the business are integrated into the company’s enterprise risk management processes and reporting.
•
The company has set scope 1 & 2 GHG emissions reduction targets, science-based and independently verified where possible, against a baseline, that are consistent with the ambition to limit average temperature rise to no more than 1.5°C above pre-industrial levels.
•
There is a clear link between the company’s scope 1 & 2 GHG emissions reduction targets over time and its long-term low-carbon transition strategy.
•
The company is monitoring its material scope 3 emissions and disclosing these where it is confident in the data. Given forthcoming regulatory requirements in certain jurisdictions, some companies are voluntarily disclosing scope 3 emissions reductions targets and plans, setting out how they are working on decarbonization with the different constituents in their value chain.
•
The board oversees, and management has a formalized approach to, the company’s lobbying activities, including trade association memberships. Policy engagement should be consistent with a company’s stated strategic policy objectives, including those related to the low-carbon transition.
Voting against directors over concerns about climate risk
In implementing these guidelines, BIS will generally support non-executive directors standing for election where, in BIS’ assessment based on company disclosures and engagement, a company is executing on its commitment to align with the transition to a low-carbon economy, as defined above. Where BIS determines this is not the case, we may vote against the election of one or more directors who have responsibility for the issue. The directors most likely to be in focus are the chair of the board sub-committee with low-carbon transition, climate or sustainability risk oversight responsibilities, other members of the relevant committee, the lead independent director or the non-executive chair of the board. In certain markets, we may withhold support for the discharge of the supervisory board or equivalent.
Where we have not supported director elections over climate concerns in a prior year, and the company has not subsequently made progress towards aligning with the transition to a low-carbon economy, we may escalate by voting against the re-election of additional responsible directors to signal our heightened concerns.
Management proposals to approve a climate strategy or progress report
In certain markets, company management may submit proposals asking shareholders to approve their climate action plans or progress reports, sometimes known as “Say on Climate.” BIS will generally support management’s climate strategy proposal if, in our assessment based on these guidelines, the strategy is aligned with the low-carbon transition. Similarly, we will generally support management’s proposal on a progress report if the company has clearly explained its progress against, and any deviations from or changes to, its stated transition plan and targets.
Shareholder proposals on climate and low-carbon transition matters
Shareholder proposals on a company’s approach to the low-carbon transition or climate risk will be considered on their merit. Our assessment will take into consideration the implications for, and the relevance to, the company’s stated low-carbon transition strategy and targets. We may support shareholder proposals that, for example, ask a company to:
•
Publish a business plan, and related disclosures, consistent with the ambition to limit average temperature rise to no more than 1.5°C above pre-industrial levels
•
Align their scope 1 and 2 GHG emissions reduction targets to, and/or discuss how their targets align with, a long-term goal of the company achieving net zero GHG emissions by 2050
•
Disclose the categories of scope 3 GHG emissions most material to a company’s business model
•
Improve disclosures on how a company’s climate-related lobbying (including trade association memberships and other indirect lobbying) is aligned with its strategic policy positions.
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We would not support shareholder proposals that seek to constrain board or management decision-making or direct specific business or strategic decisions. This includes proposals that seek to change a company’s articles of association or charter to require commitments or actions related to climate risk or the low-carbon transition.
Related matters
There are other business items not covered above that may be put to a shareholder vote that could address matters relevant to the transition to a low-carbon economy. Under these guidelines, BIS is most likely to engage, where appropriate, if we seek to enhance our understanding of a company’s approach. Generally, our voting on these matters would be covered by BIS’ benchmark guidelines.
Executive compensation
We look to company boards to put in place a compensation structure that incentivizes and rewards executives appropriately. Some companies, in light of their long-term strategy, may decide to include relevant GHG emissions reduction targets or low-carbon transition-related metrics in their incentive plans. In such cases, BIS would engage to understand the alignment between those metrics and the company’s stated climate strategy.
Auditors and audit-related issues
For companies with material climate or transition risks or opportunities in their business models, BIS is interested to understand whether the company considers and, if relevant, quantifies, and accounts for material climate-related risks in its financial statements, including if the company explains such risks within the context of its audit report. We note that work is being undertaken to develop audit and assurance standards in relation to climate and transition reporting, which may impact the future reporting requirements of companies. We note that assurance of corporate disclosures related to climate risk and the transition to a low-carbon economy is still nascent.
Mergers, acquisitions, asset sales, and other special situations
Special situations will be considered on their financial merits, but BIS may engage on climate-related factors under these guidelines where a transaction may significantly alter a company’s climate strategy or a shareholder activist has proposed governance, strategic or operational changes that may impact its climate strategy. BIS does not promote changes in corporate control, nor does it invoke formal governance mechanisms that rise to the level of shareholder activism.
Other business relevant sustainability-related risks and opportunities
Climate risk and the transition to a low-carbon economy are interconnected with a number of other sustainability-related risks and opportunities that may be relevant to a company’s business model and long-term performance. These include a company’s impacts or dependencies on natural capital and key stakeholders. In the context of these guidelines, we may engage companies to better understand how they are managing the impact on people (e.g., employees, suppliers, customers and communities) of any strategic or operational changes they are making in relation to their transition to a low-carbon economy. Similarly, we may engage companies that face risks and opportunities related to land use and deforestation, access to fresh water, or the ability to secure scarce resources critical to the transition to a low-carbon economy.
Appendix 1
Terminology
We understand the key concepts referred to within these guidelines as follows:
Climate risk: Includes physical risk, the increased risk to companies’ assets and activities caused by the direct impact of changing weather patterns and natural catastrophes, and transition risk, the impact of the transition to a low-carbon economy on a company’s long-term profitability.
Transition to a low-carbon economy (“low-carbon transition”): The global economic shift toward lower emissions across many sectors and business models. The economic transformation is being driven by changes in government policy, technology, and consumer and investor preferences, as well as the physical effects of climate change (e.g., extreme weather), and can potentially have a material impact on clients’ investments and portfolios.
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Decarbonization: the process of reducing or eliminating emissions of carbon dioxide (CO2) from human activity and removing carbon currently in the atmosphere. This can be carried out by countries, companies and even individual consumers. Sometimes the concept is understood to include the reduction and elimination of other GHG, e.g., methane.
Climate-related risks and opportunities: The investment opportunities and risks associated with the transition to a low-carbon economy, including transition risks and opportunities and physical risks and opportunities in adapting to physical climate change.
Climate-related transition plan: “An aspect of an entity’s overall strategy that lays out the entity’s targets, actions or resources for its transition towards a lower-carbon economy, including actions such as reducing its greenhouse gas emissions.”
Science-based GHG emissions reduction targets: Targets that “…are in line with what the latest climate science deems necessary to meet the goals of the Paris Agreement – limiting global warming to 1.5°C above pre-industrial levels. Science-based targets give companies a clearly defined path to reduce greenhouse gas emissions in line with limiting global warming to 1.5°C. They define how much and how quickly a business must reduce its emissions to be in line with the Paris Agreement goals.”
Appendix 2
Comparison of key differences between how the BIS benchmark considers climate-related risks, where appropriate, and the decarbonization guidelines
	BIS Benchmark Policy	Decarbonization Policy
Key concepts
Focuses on financial performance and
engages companies on climate and
transition topics when material to their
business Prioritizes the disclosure of how a
company is managing material climate and
transition-related risks and opportunities

Considers both financial performance and
decarbonization objectives consistent with
funds' and clients' investment objectives
Assesses the alignment of a company's
business model with the ambition to limit
global average temperature rise to 1.5°C
above pre-industrial levels

Prioritized companies for climate-related engagement	Largest Scope 1 and 2 GHG emitters	Largest total value chain GHG emitters (Scope 1, 2, & 3)
Emissions reporting	Seeks reporting of Scope 1 & 2	Seeks reporting of Scope 1, 2 and material 3
Emissions targets & decarbonization efforts	Seeks the disclosure of Scope 1 & 2 targets	Seeks Scope 1 & 2 targets and assesses decarbonization efforts
Temperature & scenario alignment / pathways	Seeks disclosure from companies that identifies and discusses the most plausible decarbonization pathway	Assesses temperature and scenario alignment/pathways to 1.5°C degrees
Science-based targets commitments & verifications	Engagement topic but not vote escalation criteria	Seeks science-based targets and verifications where possible; may take voting action where absent
Company’s role in the transition	Engagement topic but not vote escalation criteria	Assesses activities benefitting from and/or contributing to the transition to a low- carbon economy
Shareholder proposals	Case-by-case approach with focus on implications for long-term financial value creation No support for shareholder proposals that seek to direct management strategy	Case-by-case approach with further consideration given to decarbonization objectives in addition to financial performance No support for shareholder proposals that seek to direct management strategy
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Want to know more?
blackrock.com/stewardship | contactstewardship@blackrock.com
This document is provided for information and educational purposes only. Investing involves risk, including the loss of principal.
Prepared by BlackRock, Inc.
©2024 BlackRock, Inc. All rights reserved. BLACKROCK is a trademark of BlackRock, Inc., or its subsidiaries in the United States and elsewhere. All other trademarks are those of their respective owners.
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IS-SAI-MAX-1125

iShares® Trust
Statement of Additional Information
Dated November 28, 2025
This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the current prospectus (the “Prospectus”) for the following series of iShares Trust (the “Trust”):

Fund	Ticker	Listing Exchange
iShares Morningstar Multi-Asset Income ETF (the “Fund”)	IYLD	Cboe BZX
The Fund invests substantially all of its assets in other iShares funds that, in turn, invest in equities, bonds, alternatives and/or short-term instruments based on an index (each, an “Underlying Fund” and collectively, the “Underlying Funds”). BlackRock Fund Advisors (“BFA” or the “Investment Adviser”), an indirect majority-owned subsidiary of BlackRock, Inc., serves as investment adviser to the Fund and also serves as investment adviser to each of the Underlying Funds. References to the investments and risks of the Fund, unless otherwise indicated, should be understood as references to the investments and risks of the related Underlying Funds.
The Prospectus for the Fund is dated November 28, 2025, as amended and supplemented from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. The Financial Statements and Notes contained in the Annual Report or Semi-Annual Report of the Trust for the Fund are incorporated by reference into and are deemed to be part of this SAI. A copy of the Prospectus, Annual Report and Semi-Annual Report may be obtained without charge by writing to the Trust’s distributor, BlackRock Investments, LLC (the “Distributor”), 1 University Square Drive, Princeton, NJ 08540, calling 1-800-iShares (1-800-474-2737) or visiting www.iShares.com. The Fund's Prospectus is incorporated by reference into this SAI.
References to the Investment Company Act of 1940, as amended (the “Investment Company Act” or the “1940 Act”), or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the Securities and Exchange Commission (the “SEC”), SEC staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no action or other relief or permission from the SEC, SEC staff or other authority.
iShares® and BlackRock® are registered trademarks of BFA and its affiliates.

i

ii

iii

iv

v

General Description of the Trust and the Fund
The Trust currently consists of more than 355 investment series or portfolios. The Trust was organized as a Delaware statutory trust on December 16, 1999 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company registered with the SEC under the 1940 Act. The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “1933 Act”). This SAI relates solely to the Fund.
The Fund is managed by BFA, an indirect majority-owned subsidiary of BlackRock, Inc., and generally seeks to track the investment results of the specific benchmark index identified in the Fund's Prospectus (the “Underlying Index”).
The Fund offers and issues shares at their net asset value per share (“NAV”) only in aggregations of a specified number of shares, assets or other positions (each, a “Creation Unit”), generally in exchange for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) included in its Underlying Index (the “Deposit Securities” or “Creation Basket”), together with the deposit of a specified cash payment (the “Cash Component”). Shares of the Fund are listed for trading on Cboe BZX Exchange, Inc. (“Cboe BZX” or the “Listing Exchange”), a national securities exchange. Shares of the Fund are traded in the secondary market and elsewhere at market prices that may be at, above or below the Fund's NAV. Shares are redeemable only in Creation Units, and, generally, in exchange for portfolio securities and a Cash Amount (as defined in the Creation and Redemption of Creation Units-Role of the Authorized Participant section of this SAI). Creation Units typically are a specified number of shares, generally 50,000 or multiples thereof.
The Trust reserves the right to permit or require that creations and redemptions of shares are effected fully or partially in cash and reserves the right to permit or require the substitution of Deposit Securities in lieu of cash. Shares may be issued in advance of receipt of Deposit Securities, subject to various conditions, including a requirement that the Authorized Participant maintain collateral with the Trust as set forth in the handbook for Authorized Participants. The Trust may use such collateral at any time to purchase Deposit Securities. See the Creation and Redemption of Creation Units section of this SAI. Transaction fees and other costs associated with creations or redemptions that include a cash portion may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.
Exchange Listing and Trading
A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the Shareholder Information section of the Fund's Prospectus. The discussion below supplements, and should be read in conjunction with, that section of the Prospectus.
Shares of the Fund are listed for trading, and trade throughout the day, on the Listing Exchange and in other secondary markets. Shares of the Fund may also be listed on certain non-U.S. exchanges. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of shares of the Fund will continue to be met. The Listing Exchange may, but is not required to, remove the shares of the Fund from listing if, among other things: (i) following the initial 12-month period beginning upon the commencement of trading of Fund shares, there are fewer than 50 record and/or beneficial owners of shares of the Fund; (ii) the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the Investment Company Act; (iii) any of the other listing requirements are not continuously maintained; or (iv) any event shall occur or condition shall exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. The Listing Exchange will also remove shares of the Fund from listing and trading upon termination of the Fund.
As in the case of other publicly-traded securities, when you buy or sell shares of the Fund through a broker, you may incur a brokerage commission determined by that broker, as well as other charges.
The Trust reserves the right to adjust the share price of the Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund or an investor's equity interest in the Fund.
1

Investment Strategies and Risks
The Fund seeks to achieve its objective by investing primarily in the securities of the Underlying Funds that themselves seek investment results corresponding to their own underlying indexes. The Fund operates as an index fund and is not actively managed. Adverse performance of a security in the Fund’s portfolio will ordinarily not result in the elimination of the security from the Fund’s portfolio.
The Fund engages in representative sampling, which is investing in a sample of securities selected by BFA to have a collective investment profile similar to that of the Fund's Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the Fund’s Underlying Index. A fund that uses representative sampling generally does not hold all of the securities that are in its underlying index.
Although the Fund does not seek leveraged returns, certain instruments used by the Fund may have a leveraging effect as described below.
The Fund generally will invest at least 80% of its assets in the component securities (including indirect investments through the Underlying Funds) of the Underlying Index and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index.
Set forth below is more detailed information regarding types of instruments in which the Underlying Funds, and in some cases, the Fund, may invest, strategies BFA may employ in pursuit of the Fund's or an Underlying Fund's investment objective, and related risks.
Asset-Backed and Commercial Mortgage-Backed Securities.   Certain of the Underlying Funds may invest in asset-backed securities (“ABS”) and commercial mortgage-backed securities (“CMBS”). ABS are securities backed by installment contracts, credit-card receivables or other assets. CMBS are securities backed by commercial real estate properties. Both ABS and CMBS represent interests in “pools” of assets in which payments of both interest and principal on the securities are made on a regular basis. The payments are, in effect, “passed through” to the holder of the securities (net of any fees paid to the issuer or guarantor of the securities). The average life of ABS and CMBS varies with the maturities of the underlying instruments and, as a result of prepayments, can often be less than the original maturity of the assets underlying the securities. For this and other reasons, the stated maturity of an ABS or CMBS may be shortened, and the security’s total return may be difficult to predict precisely. Also see Mortgage Pass-Through Securities and Mortgage Securities below.
Beginning in the second half of 2007 through 2009, the market for ABS and mortgage-backed securities (“MBS”) experienced substantially, often dramatically, lower valuations and reduced liquidity. These instruments continue to be subject to liquidity constraints, price volatility, credit downgrades and increases in default rates and, therefore, may be more difficult to value and more difficult to dispose of than previously.
Bonds.  Certain of the Underlying Funds may invest in U.S. and non-U.S. dollar-denominated bonds. A bond is an interest-bearing security issued by a U.S. or non-U.S. company or governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond’s face value) periodically or on a specified maturity date. Bonds generally are used by issuers to borrow money from investors.
An issuer may have the right to redeem or “call” a bond before maturity, in which case an Underlying Fund may have to reinvest the proceeds at lower market rates. Similarly, an Underlying Fund may have to reinvest interest income or payments received when bonds mature, sometimes at lower market rates. Most bonds bear interest income at a “coupon” rate that is fixed for the life of the bond. The value of a fixed-rate bond usually rises when market interest rates fall, and falls when market interest rates rise. Accordingly, a fixed-rate bond’s yield (income as a percent of the bond’s current value) may differ from its coupon rate as its value rises or falls. When an investor purchases a fixed-rate bond at a price that is greater than its face value, the investor is purchasing the bond at a premium. Conversely, when an investor purchases a fixed-rate bond at a price that is less than its face value, the investor is purchasing the bond at a discount. Fixed-rate bonds that are purchased at a discount pay less current income than securities with comparable yields that are purchased at face value, with the result that prices for such fixed-rate securities can be more volatile than prices for such securities that are purchased at face value. Other types of bonds bear interest at an interest rate that is adjusted periodically. Interest rates on “floating rate” or “variable
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rate” bonds may be higher or lower than current market rates for fixed-rate bonds of comparable quality with similar final maturities. Because of their adjustable interest rates, the value of “floating rate” or “variable rate” bonds fluctuates much less in response to market interest rate movements than the value of fixed-rate bonds, but their value may decline if their interest rates do not rise as much, or as quickly, as interest rates in general. The Fund or an Underlying Fund may treat some of these bonds as having a shorter maturity for purposes of calculating the weighted average maturity of its investment portfolio. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues. Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on an issuer’s earnings and assets and, in the event of liquidation, are paid before subordinated obligations. Bonds may be unsecured (backed only by the issuer’s general creditworthiness) or secured (backed by specified collateral).
Borrowing.  The Fund may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.
The purchase of securities while borrowings are outstanding may have the effect of leveraging the Fund. The incurrence of leverage increases the Fund’s exposure to risk, and borrowed funds are subject to interest costs that will reduce net income. Purchasing securities while borrowings are outstanding creates special risks, such as the potential for greater volatility in the NAV of Fund shares and in the yield on the Fund’s portfolio. In addition, the interest expenses from borrowings may exceed the income generated by the Fund’s portfolio and, therefore, the amount available (if any) for distribution to shareholders as dividends may be reduced. BFA may determine to maintain outstanding borrowings if it expects that the benefits to the Fund’s shareholders will outweigh the current reduced return.
Certain types of borrowings by the Fund must be made from a bank or may result in the Fund being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is not anticipated that observance of such covenants would impede BFA’s management of the Fund’s portfolio in accordance with the Fund’s investment objectives and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require the Fund to dispose of portfolio investments at a time when it may be disadvantageous to do so.
Corporate Bonds.  Certain of the Underlying Funds may invest in investment grade and/or high yield corporate bonds. High yield corporate bonds may be deemed speculative and more volatile than higher rated securities of similar maturity. The investment return of corporate bonds reflects interest earned on the security and changes in the market value of the security. The market value of a corporate bond may be affected by changes in the market rate of interest, the credit rating of the issuer, the issuer’s performance and perceptions of the issuer in the marketplace. There is a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.
Currency Transactions.  A currency forward contract is an over-the-counter (“OTC”) obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days greater than two days from the date on which the contract is agreed upon by the parties, at a price set at the time of the contract. A non-deliverable currency forward is an OTC currency forward settled in a specified currency, on a specified date, based on the difference between the agreed-upon exchange rate and the market exchange rate. A currency futures contract is a contract that trades on an organized futures exchange involving an obligation to deliver or acquire a specified amount of a specific currency, at a specified price and at a specified future time. Currency futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency. The Fund or Underlying Funds do not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Underlying Funds' assets that are denominated in a non-U.S. currency. The Underlying Fund may enter into non-U.S. currency forward and non-U.S. currency futures transactions to facilitate local securities settlements or to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes.
Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected may be highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, counterparty risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in non-U.S. currency. If BFA utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of
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the Fund's or an Underlying Fund's return with the performance of its Underlying Index and may lower an Underlying Fund’s return. Each Underlying Fund could experience losses if the value of its currency forwards, options or futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market or otherwise. In addition, each Underlying Fund could incur transaction costs, including trading commissions, in connection with certain non-U.S. currency transactions.
Diversification Status.  The Fund is classified as a diversified fund under the 1940 Act. This means that the Fund may not purchase securities of an issuer (other than (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and (ii) securities of other investment companies) if, with respect to 75% of its total assets, (a) more than 5% of the Fund’s total assets would be invested in securities of that issuer or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer. With respect to the remaining 25% of its total assets, the Fund may invest more than 5% of its assets in one issuer. Under the 1940 Act, the Fund cannot change its classification from diversified to non-diversified without shareholder approval.
The Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a regulated investment company (“RIC”) for purposes of the U.S. Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and to relieve the Fund of any liability for U.S. federal income tax to the extent that its earnings are distributed to shareholders, provided that the Fund satisfies a minimum distribution requirement. Compliance with the diversification requirements of the Internal Revenue Code may limit the investment flexibility of the Fund and may make it less likely that the Fund will meet its investment objective.
Equity Securities.  Equity securities generally have greater price volatility than fixed-income securities. The market price of equity securities may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally; particular industries, sectors or geographic regions represented in those markets; or individual issuers. The types of developments that may affect an issuer of an equity security include management performance, financial leverage and reduced demand for the issuer's goods or services. Common and preferred stock represent equity or ownership interests in an issuer. Preferred stock, however, pays dividends at a specified rate and has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.
Futures, Options on Futures and Securities Options.  Futures contracts, options on futures and securities options may be used by the Fund and certain of the Underlying Funds to simulate investment in their respective underlying indexes, to facilitate trading or to reduce transaction costs. The Fund or an Underlying Fund may enter into futures contracts and options on futures that are traded on a U.S. or non-U.S. futures exchange. The Fund or an Underlying Fund will not use futures, options on futures or securities options for speculative purposes. The Fund and each Underlying Fund intends to use futures and options on futures in accordance with Rule 4.5 of the Commodity Futures Trading Commission (the “CFTC”) promulgated under the Commodity Exchange Act (“CEA”). BFA, with respect to the Fund, has claimed an exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 so that BFA, with respect to the Fund or an Underlying Fund, is not subject to registration or regulation as a commodity pool operator under the CEA. See the Regulation Regarding Derivatives section of this SAI for more information.
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on investments that reflect the market value of common stock of the firms included in the investments. The Fund or an Underlying Fund may enter into futures contracts to purchase securities indexes when BFA anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Upon entering into a futures contract, the Fund or an Underlying Fund will be required to deposit with the broker an amount of cash or cash equivalents known as “initial margin,” which is similar to a performance bond or good faith deposit on the contract and is returned to the Fund or an Underlying Fund upon termination of the futures contract if all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” will be made to and from the broker daily as the price of the instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to the expiration of a futures contract, the Fund or an Underlying Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund’s or an Underlying Fund's existing position in the contract. An option on a futures contract, as contrasted with a direct investment in such a contract, gives the purchaser the right, but no obligation, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of
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the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract.
The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of the Fund or an Underlying Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited to the agreed-upon price per share, also known as the “strike price,” less the premium received from writing the put. The Fund or an Underlying Fund may purchase and write put and call options on futures contracts that are traded on an exchange as a hedge against changes in value of its portfolio securities or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.
Securities options may be used by the Fund to obtain access to securities in the Underlying Index or to dispose of securities in the Underlying Index at favorable prices, to invest cash in a securities index that offers similar exposure to that provided by the Underlying Index or otherwise to achieve the Fund’s objective of tracking the Underlying Index. A call option gives a holder the right to purchase a specific security at a specified price (“exercise price”) within a specified period of time. A put option gives a holder the right to sell a specific security at an exercise price within a specified period of time. The initial purchaser of a call option pays the “writer” a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. The Fund or an Underlying Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. The Fund or an Underlying Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase. The Fund or an Underlying Fund may purchase or sell securities options on a U.S. or non-U.S. securities exchange or in the OTC market through a transaction with a dealer. Options on a securities index are typically settled on a net basis based on the appreciation or depreciation of the index level over the strike price. Options on single name securities may be cash- or physically-settled, depending upon the market in which they are traded. Options may be structured so as to be exercisable only on certain dates or on a daily basis. Options may also be structured to have conditions to exercise (i.e., “Knock-in Events”) or conditions that trigger termination (i.e., “Knock-out Events”).
High Yield Securities.  The Fund and certain of the Underlying Funds may invest in non-investment grade securities. Non-investment grade or “high yield” fixed-income or convertible securities are commonly known to investors as “junk bonds” or “high yield bonds.” These are generally debt securities that are rated below investment grade by one or more of the major rating agencies or are unrated securities that BFA believes are of comparable quality. While generally providing greater income and opportunity for gain, non-investment grade debt securities may be subject to greater risks than securities that have higher credit ratings, including a high risk of default, and their yields will fluctuate over time. High yield securities will generally be in the lower rating categories of recognized rating agencies (rated below Baa3 by Moody's Investors Service, Inc. (“Moody's”) or below BBB- by Standard & Poor's® Global Ratings, a subsidiary of S&P Global (“S&P Global Ratings”) or Fitch Ratings, Inc. (“Fitch”)) or be unrated. The credit rating of a high yield security does not necessarily address its market value risk, and ratings may from time to time change, positively or negatively, to reflect developments regarding the issuer’s financial condition. High yield securities are considered to be speculative with respect to the capacity of the issuer to timely repay principal and pay interest in accordance with the terms of the obligation and may have more credit risk than higher rated securities.
The major risks of high yield bond investments include the following:
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High yield bonds may be issued by less creditworthy issuers. These securities are vulnerable to adverse changes in the issuer’s industry or to general economic conditions. Issuers of high yield bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments or the unavailability of additional financing.
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The issuers of high yield bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. If the issuer experiences financial stress, it may be unable to meet its debt obligations. The issuer’s ability to pay its debt obligations also may be lessened by specific issuer developments, or the unavailability
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of additional financing. Issuers of high yield securities are often in the growth stage of their development and/or involved in a reorganization or takeover.
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High yield bonds are frequently ranked junior to claims by other creditors. If the issuer cannot meet its obligations, the senior obligations are generally paid off before the junior obligations, which will potentially limit the Underlying Fund’s ability to fully recover principal, to receive interest payments when senior securities are in default or to receive restructuring benefits paid to holders of more senior classes of debt. Thus, investors in high yield securities frequently have a lower degree of protection with respect to principal and interest payments than do investors in higher rated securities.
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High yield bonds frequently have redemption features that permit an issuer to repurchase the security from the Underlying Fund before it matures. If an issuer redeems the high yield bonds, the Underlying Fund may have to invest the proceeds in bonds with lower yields and may lose income.
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Prices of high yield bonds are subject to extreme fluctuations. Negative economic developments may have a greater impact on the prices of high yield bonds than on those of other higher rated fixed-income securities.
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Under certain economic and/or market conditions, the Underlying Fund may have difficulty disposing of certain high yield securities due to the limited number of investors in that sector of the market. There are fewer dealers in the high yield bond market, and there may be significant differences in the prices quoted for high yield bonds by dealers, and such quotations may not be the actual prices available for a purchase or sale. Judgment may play a greater role in the prices and values generated for such securities than in the case of securities trading in a more liquid market.
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The secondary markets for high yield securities are not as liquid as the secondary markets for higher rated securities. The secondary markets for high yield securities are concentrated in relatively few market makers and, participants in the markets are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds. In addition, the trading volume for high yield securities is generally lower than that for higher rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. Under certain economic and/or market conditions, the Underlying Fund may have difficulty disposing of certain high yield securities due to the limited number of investors in that sector of the market. An illiquid secondary market may adversely affect the market price of the high yield security, which may result in increased difficulty selling the particular issue and obtaining accurate market quotations on the issue when valuing an Underlying Fund's assets. Market quotations on high yield securities are available only from a limited number of dealers, and such quotations may not be the actual prices available for a purchase or sale. When the secondary market for high yield securities becomes more illiquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable objective data makes it more difficult to value such securities, and judgment plays a more important role in determining such valuations.
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The Underlying Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.
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The high yield bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news, whether or not it is based on fundamental analysis. Additionally, prices for high yield securities may be affected by legislative and regulatory developments. These developments could adversely affect the Underlying Fund’s NAV and investment practices, the secondary market for high yield securities, the financial condition of issuers of these securities and the value and liquidity of outstanding high yield securities, especially in a thinly traded market. For example, federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in high yield bonds and limiting the deductibility of interest by certain corporate issuers of high yield bonds adversely affected the market in the past.
Inflation-Protected Obligations.   Certain of the Underlying Funds invest almost exclusively in inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS.” TIPS are a type of U.S. government obligation issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation - a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, the consumer price index (“CPI”), and TIPS’ principal payments are adjusted according to changes in the CPI. A fixed-coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the
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interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.
Investments in Underlying Funds.  Each Underlying Fund is a type of investment company referred to as an exchange-traded fund (“ETF”). Each Underlying Fund is designed to track a particular index and is advised by BFA. Shares of the Underlying Funds are listed for trading on national securities exchanges and trade throughout the day on those exchanges and other secondary markets. There can be no assurance that the requirements of the national securities exchanges necessary to maintain the listing of shares of the Underlying Funds will continue to be met. A national securities exchange may, but is not required to, remove the shares of the Underlying Funds from listing if, among other things: (i) following the initial 12-month period beginning upon the commencement of trading of an Underlying Fund, there are fewer than 50 record and/or beneficial holders of the shares for 30 or more consecutive trading days, (ii) the value of an Underlying Fund's underlying index is no longer calculated or available, or (iii) any other event shall occur or condition exist that, in the opinion of the national securities exchange, makes further dealings on the national securities exchange inadvisable. A national securities exchange will remove the shares of an Underlying Fund from listing and trading upon termination of such Underlying Fund. Shares of each Underlying Fund trade on exchanges at prices at, above or below their most recent NAV. The per share NAV of each Underlying Fund is calculated at the end of each business day and fluctuates with changes in the market value of such Underlying Fund's holdings since the most recent calculation. The trading prices of an Underlying Fund's shares fluctuate continuously throughout trading hours based on market supply and demand rather than NAV. The trading prices of an Underlying Fund's shares may deviate significantly from NAV during periods of market volatility. Any of these factors may lead to an Underlying Fund's shares trading at a premium or discount to NAV. Exchange prices are not expected to correlate exactly with an Underlying Fund's NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to an Underlying Fund's creations and redemptions or the existence of extreme market volatility may result in trading prices of Underlying Fund shares that differ significantly from NAV. If the Fund purchases shares of the Underlying Funds at a time when the market price of an Underlying Fund's shares are at a premium to the NAV or sells at a time when the market price of an Underlying Fund is at a discount to the NAV, then the Fund may sustain losses.
As in the case of other publicly-traded securities, brokers' commissions on buying or selling shares of the Underlying Funds will be based on negotiated commission rates at customary levels. An investment in an ETF generally presents the same primary risks as an investment in an open-end investment company that is not exchange-traded and that has the same investment objectives, strategies, and policies. However, ETFs are subject to the following risks that do not apply to an open-end investment company that is not exchange-traded: (i) the market price of the ETF's shares may trade at a discount to their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large swings in stock prices) halts stock trading generally.
Lending Portfolio Securities.  The Fund may lend portfolio securities to certain borrowers that BFA determines to be creditworthy, including borrowers affiliated with BFA. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. No securities loan shall be made on behalf of the Fund if, as a result, the aggregate value of all securities loans of the Fund exceeds one-third of the value of the Fund's total assets (including the value of the collateral received). The Fund may terminate a loan at any time and obtain the return of the securities loaned. The Fund receives, by way of substitute payment, the value of any interest or cash or non-cash distributions paid on the loaned securities that it would have otherwise received if the securities were not on loan.
With respect to loans that are collateralized by cash, the borrower may be entitled to receive a fee based on the amount of cash collateral. The Fund or the Underlying Funds are compensated by any positive difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral received by the Fund for such loans, and uninvested cash, may be reinvested in certain short-term instruments either directly on behalf of the Fund or through one or more joint accounts or money market funds, including those affiliated with BFA; such investments are subject to investment risk. Other investment companies in which a Fund or an Underlying Fund invests can be expected to incur fees and expenses for operations, such as investment advisory and administration fees, that would be in addition to those incurred by a Fund or an Underlying Fund.
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The Fund and Underlying Funds conduct their securities lending pursuant to an exemptive order from the SEC permitting them to lend portfolio securities to borrowers affiliated with the Fund and to retain an affiliate of the Fund to act as securities lending agent. To the extent that the Fund engages in securities lending, BlackRock Institutional Trust Company, N.A. (“BTC”) acts as securities lending agent for the Fund, subject to the overall supervision of BFA. BTC administers the lending program in accordance with guidelines approved by the Trust's Board of Trustees (the “Board,” the trustees of which are the “Trustees”). JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as custodian for the Fund in connection with certain securities lending activities.
Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund has agreed to pay a borrower), foreign exchange risk (i.e., the risk of a shortfall at default when a cash collateral investment is denominated in a currency other than the currency of the assets being loaned due to movements in foreign exchange rates), and credit, legal, counterparty and market risks (including the risk that market events, including but not limited to corporate actions, could lead the Fund to lend securities that are trading at a premium due to increased demand, or to recall loaned securities or to lend less or not at all, which could lead to reduced securities lending revenue). If the Fund were to lend out securities that are subject to a corporate action and commit to the borrower a particular election as determined by the Fund's investment adviser, the benefit the Fund would receive in respect of committing to such election may or may not be less than the benefit the Fund would have received from making a different election in such corporate action. If a securities lending counterparty were to default, the Fund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return the Fund’s securities as agreed, the Fund’s ability to participate in a corporate action event may be impacted, or the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This latter event could trigger adverse tax consequences for the Fund. The Fund could lose money if its short-term investment of the collateral declines in value over the period of the loan. Substitute payments received by the Fund representing dividends paid on securities loaned out by the Fund will not be considered qualified dividend income. BTC will take into account the tax effects on shareholders caused by this difference in connection with the Fund’s securities lending program. Substitute payments received on tax-exempt securities loaned out will not be tax-exempt income. There could also be changes in the status of issuers under applicable laws and regulations, including tax regulations, that may impact the regulatory or tax treatment of loaned securities and could, for example, result in a delay in the payment of dividend equivalent payments owed to the Fund (as permitted by applicable law).
Regulations adopted by global prudential regulators require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many securities lending agreements, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such agreements, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these requirements, as well as potential additional government regulation and other developments in the market, could adversely affect the Fund’s ability to terminate existing securities lending agreements or to realize amounts to be received under such agreements. Prudential regulation may also favor lenders that can provide additional protections, such as liens that are exercisable in connection with a lender default, to borrowers. The Fund may provide additional protections to borrowers, where permitted, pursuant to the Fund’s investment policies and if BFA believes doing so is in the best interest of the Fund.
Liquidity Risk Management.  Rule 22e-4 under the Investment Company Act (the “Liquidity Rule”) requires open-end funds, including ETFs such as the Fund, to establish a liquidity risk management program (the “Liquidity Program”) and enhance disclosures regarding fund liquidity. As required by the Liquidity Rule, the Fund has implemented a Liquidity Program, and the Board, including a majority of the Independent Trustees of the Trust, has appointed BFA as the administrator of the Liquidity Program. Under the Liquidity Program, BFA assesses, manages, and periodically reviews the Fund’s liquidity risk and classifies each investment held by the Fund as a “highly liquid investment,” “moderately liquid investment,” “less liquid investment” or “illiquid investment.” The Liquidity Rule defines “liquidity risk” as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interest in the Fund. The liquidity of the Fund's portfolio investments is determined based on relevant market, trading and investment-specific considerations under the Liquidity Program. There are exclusions from certain portions of the liquidity risk management program requirements for “in-kind” ETFs, as defined in the Liquidity Rule. To the extent that an investment is deemed to be an illiquid investment or a less liquid investment, the Fund can expect to be exposed to greater liquidity risk.
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Mortgage Pass-Through Securities.  Certain of the Underlying Funds may invest in mortgage pass-through securities, which are backed by pools of mortgages and issued by the Government National Mortgage Association or by one of several U.S. government-sponsored enterprises, such as the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or the Federal Home Loan Banks (“FHLBs”). In the basic mortgage pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a “pool” consisting of multiple mortgage loans. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans.
Mortgage securities issued by non-government entities may be subject to greater credit risk than those issued by government entities. The performance of privately-issued mortgage securities may depend on the integrity and competence of the institutions that originate the underlying mortgages, yet investors in these mortgage securities may have only limited access to information required to evaluate the practices of these mortgage originators. In order to prevent defaults by troubled mortgage borrowers, the sponsors of mortgage securities may have to renegotiate and investors in mortgage securities may have to accept less favorable interest rates or other terms on the mortgages underlying these securities. Unanticipated mortgage defaults or renegotiations of mortgage terms are likely to depress the prices of related mortgage securities. Although mortgage securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations. Guarantees, insurance and other forms of credit enhancement supporting mortgage securities may also be insufficient to cover all losses on underlying mortgages if mortgage borrowers default at a greater than expected rate.
An investment in a specific pool of pass-through securities requires an analysis of the specific prepayment risk of mortgages within the covered pool (since mortgagors typically have the option to prepay their loans). The level of prepayments on a pool of mortgage securities is difficult to predict and can impact the subsequent cash flows and value of the mortgage pool. In addition, when trading specific mortgage pools, precise execution, delivery and settlement arrangements must be negotiated for each transaction. These factors combine to make trading in mortgage pools somewhat cumbersome. For these and other reasons, an Underlying Fund may obtain exposure to U.S. agency mortgage pass-through securities primarily through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities, and not to a separate type of MBS. Most transactions in mortgage pass-through securities occur through the use of TBA transactions. TBA transactions generally are conducted in accordance with widely-accepted guidelines that establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, par amount, and price. The actual pools delivered generally are determined two days prior to the settlement date. An Underlying Fund may use TBA transactions in several ways. For example, an Underlying Fund may regularly enter into TBA agreements and “roll over” such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is sometimes known as a “TBA roll.” In a “TBA roll,” an Underlying Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. In addition, an Underlying Fund may enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement. Default by or bankruptcy of a counterparty to a TBA transaction would expose an Underlying Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, an Underlying Fund will enter into TBA transactions only with established counterparties (such as major broker-dealers) and BFA will monitor the creditworthiness of such counterparties. The use of “TBA rolls” may cause an Underlying Fund to experience higher portfolio turnover and to pay higher capital gain distributions, which may result in larger amounts of short-term capital gains allocable to interest holders. The Underlying Funds maintain liquid assets in connection with TBA transactions.
Mortgage Securities.  Certain of the Underlying Funds may invest in mortgage securities. Mortgage securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage security is an obligation of the issuer that is backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage securities, such as collateralized mortgage obligations, make payments of both principal and interest at a range of specified intervals; others make semi-annual interest payments at a pre-determined rate and repay principal at maturity (like a typical bond). Mortgage securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage securities are created when the interest and principal
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components of a mortgage security are separated and sold as individual securities. In the case of a stripped mortgage security, the holder of the “principal-only” security (PO) receives the principal payments made by the underlying mortgage, while the holder of the “interest-only” security (IO) receives interest payments from the same underlying mortgage.
The value of mortgage securities may change due to shifts in the market's perception of the creditworthiness of issuers and changes in interest rates or liquidity. The value of some MBS may be particularly sensitive to changes in prevailing interest rates. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Mortgage securities issued by non-government entities may be subject to greater credit risk than those issued by government entities. The performance of privately-issued mortgage securities may depend on the integrity and competence of the institutions that originate the underlying mortgages, yet investors in these mortgage securities may have only limited access to information required to evaluate the practices of these mortgage originators. In order to prevent defaults by troubled mortgage borrowers, the sponsors of mortgage securities may have to renegotiate and investors in mortgage securities may have to accept less favorable interest rates or other terms on the mortgages underlying these securities. Unanticipated mortgage defaults or renegotiations of mortgage terms are likely to depress the prices of related mortgage securities. Although mortgage securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations. Guarantees, insurance and other forms of credit enhancement supporting mortgage securities may also be insufficient to cover all losses on underlying mortgages if mortgage borrowers default at a greater than expected rate.
Non-government mortgage securities may be subject to greater price changes than government issues. Mortgage securities are subject to prepayment risk. Prepayment risk is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing the investor to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of stripped mortgage securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage securities. In addition, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.
Non-Diversification Risk.  Certain of the Underlying Funds may be classified as “non-diversified.” This means that the Underlying Funds may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Underlying Funds may be more susceptible to the risks associated with these particular issuers or to a single economic, political or regulatory occurrence affecting these issuers.
Non-U.S. Securities and Emerging Markets Securities.  Certain of the Underlying Funds may invest in the securities of non-U.S. issuers, which involves special risks and considerations not typically associated with investing in U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or potentially confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in non-U.S. countries, potential restrictions of the flow of international capital, generally less liquid and less efficient securities markets, generally greater price volatility, less publicly available information about issuers, higher transaction and custody costs, delays and risks attendant in settlement procedures, difficulties in enforcing contractual obligations, less developed judicial systems to settle disputes, lesser liquidity and significantly smaller market capitalization of most non-U.S. securities markets, substantial government interference with the economy and transaction costs of foreign currency conversions. The Underlying Funds may have difficulty valuing such securities due to these or other considerations. Non-U.S. issuers may be subject to less governmental regulation than U.S. issuers. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy with respect to growth of gross domestic product (“GDP”), rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. In addition, changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. Certain foreign markets have specific geographical risks such as a heightened likelihood of earthquakes, tsunamis, or volcanoes. Certain foreign markets also experience acts of terrorism, territorial disputes or other defense concerns. These situations may have a significant impact on the economies of, and investments in, these geographic areas.
To the extent an Underlying Fund invests in publicly traded common stocks of non-U.S. issuers, certain investments in such stocks may be in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) (collectively, “depositary receipts”). Depositary receipts are receipts, typically issued by a bank
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or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Depositary receipts may not necessarily be denominated in the same currency as their underlying securities. ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental depositary receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depositary receipts structured like global debt issues to facilitate trading on an international basis. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the U.S. and in Europe and are designed for use throughout the world. The Fund or an Underlying Fund may invest in depositary receipts through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interest holder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the U.S. and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.
Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition to investment risks associated with the underlying issuer, depositary receipts expose each Underlying Fund to additional risks associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and liquidity risk. Unsponsored programs, which are not sanctioned by the issuer of the underlying common stock, generally expose investors to greater risks than sponsored programs and do not provide holders with many of the shareholder benefits that come from investing in sponsored depositary receipts.
Obligations of Foreign Governments, Supranational Entities and Banks. The Fund and certain of the Underlying Funds may invest in U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by BFA to be of comparable quality to the other obligations in which such Underlying Funds may invest. Certain foreign governments, specifically foreign governments in emerging markets, historically have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest, and declared moratoria on the payment of principal and interest on their sovereign debts. Certain of the Underlying Funds may also invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Underlying Funds’ assets invested in obligations of foreign governments and supranational entities will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries. Certain of the Underlying Funds may invest a portion of their total assets in high-quality, short-term (one year or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars.
Emerging Markets. Some non-U.S. markets in which certain of the Underlying Funds invest are considered to be emerging markets. Investment in these emerging markets subjects an Underlying Fund to a greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in developed markets.
Ratings.  An investment-grade rating generally means the security or issuer is rated investment-grade by one or more of Moody’s, S&P Global Ratings, Fitch, or another credit rating agency designated as a nationally recognized statistical rating organization (“NRSRO”) by the SEC, or is unrated but considered to be of equivalent quality by BFA. Generally, bonds rated Baa3 or above by Moody’s or BBB- or above by S&P Global Ratings and Fitch are considered “investment-grade” securities, bonds rated Baa are considered medium grade obligations subject to moderate credit risk and may possess certain speculative characteristics, while bonds rated BBB are regarded as having adequate capacity to meet financial commitments.
Subsequent to purchase by the applicable Underlying Fund, a rated security may cease to be rated or its rating may be reduced below an investment-grade rating. Bonds rated below Baa3 by Moody’s or below BBB- by S&P Global Ratings or
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Fitch are generally considered below investment-grade quality and are obligations of issuers that are generally considered predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of issuer default and bankruptcy and increased market price volatility. Such lower-rated securities are commonly referred to as “junk bonds” and are subject to a substantial degree of credit risk. Please see Appendix B of this SAI for a description of each rating category of Moody's, S&P Global Ratings and Fitch.
Regulation Regarding Derivatives.  The CFTC subjects advisers to registered investment companies to regulation by the CFTC if a fund that is advised by the adviser either (i) invests, directly or indirectly, more than a prescribed level of its liquidation value in CFTC-regulated futures, options and swaps (“CFTC Derivatives”) or (ii) markets itself as providing investment exposure to such instruments. The CFTC also subjects advisers to registered investment companies to regulation by the CFTC if the registered investment company invests in one or more commodity pools. To the extent the Fund uses CFTC Derivatives, it intends to do so below such prescribed levels and intends not to market itself as a “commodity pool” or a vehicle for trading such instruments.
BFA has claimed an exclusion from the definition of the term “commodity pool operator” under the CEA pursuant to Rule 4.5 under the CEA with respect to the Fund. BFA is not, therefore, subject to registration or regulation as a “commodity pool operator” under the CEA with respect to the Fund.
The Fund (the “No-Action Letter Fund”) may also have investments in “underlying funds” (and such underlying funds themselves may invest in underlying funds) not advised by BFA (the term “underlying fund” for purposes of the no-action letter referenced below may include, but is not limited to, certain securitized vehicles, mortgage or international real estate investment trusts, business development companies and, investment companies that may invest in CFTC Derivatives or in any of the foregoing), and therefore may be viewed by the CFTC as commodity pools. BFA may not have transparency into the holdings of these underlying funds because they are not advised by BFA. To address this issue of lack of transparency, the CFTC staff issued a no-action letter on November 29, 2012 permitting the adviser of a fund that invests in such underlying funds and that would otherwise have filed a claim of exclusion pursuant to CFTC Rule 4.5 to delay registration as a “commodity pool operator” until six months from the date on which the CFTC issues additional guidance on the treatment of CFTC Derivatives held by underlying funds. BFA, the adviser of the No-Action Letter Fund, has filed a claim with the CFTC for such fund to rely on this no-action relief. Accordingly, BFA is not currently subject to registration or regulation as a “commodity pool operator” under the CEA in respect of such fund.
Derivative contracts, including, without limitation, swaps, currency forwards, and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the U.S. and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Swaps, non-deliverable forwards and certain other derivatives traded in the OTC market are subject to variation margin and initial margin requirements. Implementation of the margining and other provisions of the Dodd-Frank Act regarding clearing, mandatory trading, reporting and documentation of swaps and other derivatives have impacted and may continue to impact the costs to the Fund of trading these instruments and, as a result, may affect returns to investors in the Fund.
Rule 18f-4 under the Investment Company Act permits the Fund to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the Investment Company Act. Section 18 of the Investment Company Act, among other things, prohibits open-end funds, including the Funds, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”).
Under Rule 18f-4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, and borrowed bonds), if the Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and non-standard settlement cycle securities, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”).
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Unless the Fund is relying on the Limited Derivatives User Exception (as defined below), the Fund must comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires the Fund to adopt and implement a comprehensive written derivatives risk management program (“DRMP”) and comply with a relative or absolute limit on Fund leverage risk calculated based on value-at-risk (“VaR”). The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board, including a majority of Independent Directors/Trustees, and periodically reviews the DRMP and reports to the Board.
Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if the Fund's “derivatives exposure” (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”).
Repurchase Agreements.  A repurchase agreement is an instrument under which the purchaser (i.e., an Underlying Fund) acquires a security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by an Underlying Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price, and, in the event of a default by the seller, the Underlying Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.
In any repurchase transaction, the collateral for a repurchase agreement may include: (i) cash items; (ii) obligations issued by the U.S. government or its agencies or instrumentalities; or (iii) obligations that, at the time the repurchase agreement is entered into, are determined to (A) have exceptionally strong capacity to meet their financial obligations and (B) are sufficiently liquid such that they can be sold at approximately their carrying value in the ordinary course of business within seven days.
Repurchase agreements pose certain risks for an Underlying Fund, should it decide to utilize them. Such risks are not unique to the Underlying Funds, but are inherent in repurchase agreements. The  Underlying Funds seek to minimize such risks, but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated. Lower quality collateral and collateral with a longer maturity may be subject to greater price fluctuations than higher quality collateral and collateral with a shorter maturity. If the repurchase agreement counterparty were to default, lower quality collateral may be more difficult to liquidate than higher quality collateral. Should the counterparty default and the amount of collateral not be sufficient to cover the counterparty’s repurchase obligation, an Underlying Fund would likely retain the status of an unsecured creditor of the counterparty (i.e., the position an Underlying Fund would normally be in if it were to hold, pursuant to its investment policies, other unsecured debt securities of the defaulting counterparty) with respect to the amount of the shortfall. As an unsecured creditor, an Underlying Fund would be at risk of losing some or all of the principal and income involved in the transaction.
Reverse Repurchase Agreements.  Reverse repurchase agreements involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Generally, the effect of such transactions is that each Underlying Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Underlying Fund is able to keep some of the interest income associated with those securities. Such transactions are advantageous only if each Underlying Fund has an opportunity to earn a rate of interest on the cash derived from these transactions that is greater than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and each Underlying Fund intends to use the reverse repurchase technique only when BFA believes it will be advantageous to the Underlying Fund. The use of reverse repurchase agreements may exaggerate any increase or decrease in the value of the Fund and each Underlying Fund’s assets. The use of reverse repurchase agreements is a form of leverage, and the proceeds obtained through reverse repurchase agreements may be invested in additional securities.
Rule 18f-4 under the Investment Company Act permits each Underlying Fund to enter into reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, borrowed bonds) notwithstanding the limitation on the issuance of senior securities in Section 18 of the Investment Company Act, provided that each Underlying Fund either (i) complies with the 300% asset coverage ratio with respect to such transactions and any other
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borrowings in the aggregate, or (ii) treats such transactions as Derivatives Transactions under Rule 18f-4. (See “Regulation Regarding Derivatives” above.)
Securities of Investment Companies.  Each Underlying Fund may invest in the securities of other investment companies (including money market funds) to the extent permitted by law, regulation, exemptive order or SEC staff guidance. Under the 1940 Act, a fund’s investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the fund’s total assets with respect to any one investment company, and (iii) 10% of the fund’s total assets with respect to investment companies in the aggregate. Other investment companies in which an  Underlying Fund invests can be expected to incur fees and expenses for operations, such as investment advisory and administration fees, which would be in addition to those incurred by an  Underlying Fund. Pursuant to guidance issued by the SEC staff, fees and expenses of money market funds used for cash collateral received in connection with loans of securities are not treated as Acquired Fund Fees and Expenses, which reflect the Fund's pro rata share of the fees and expenses incurred by investing in other investment companies (as disclosed in the Prospectus, as applicable).
An Underlying Fund may purchase shares of ETFs for the same reason it would purchase (and as an alternative to purchasing) futures contracts – to obtain relatively low-cost exposure to the stock market while maintaining flexibility to meet the liquidity needs of the Underlying Fund. ETF shares enjoy several advantages over futures contracts. Depending on the market, the holding period, and other factors, ETF shares can be less costly than futures contracts. In addition, ETF shares can be purchased for smaller sums and offer exposure to market sectors and styles for which there is no suitable or liquid futures contract. An Underlying Fund may also purchase ETF shares for other purposes, including improving its ability to track its underlying index. An Underlying Fund may invest in shares of ETFs that are advised by BFA.
Short-Term Instruments and Temporary Investments.  The Fund and the Underlying Funds may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include, but are not limited to: (i) shares of money market funds (including those advised by BFA or otherwise affiliated with BFA); (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit, bankers’ acceptances, fixed-time deposits and other obligations of U.S. and non-U.S. banks (including non-U.S. branches) and similar institutions; (iv) commercial paper rated, at the date of purchase, “Prime-1” by Moody's, “F-1” by Fitch, or “A-1” by S&P Global Ratings, or if unrated, of comparable quality as determined by BFA; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that have been determined to present minimal credit risks, in accordance with the requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar-denominated obligations of non-U.S. banks (including U.S. branches) that, in the opinion of BFA, are of comparable quality to obligations of U.S. banks that may be purchased by the Fund. Any of these instruments may be purchased on a current or forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.
Sovereign Obligations.  Certain of the Underlying Funds may invest in sovereign obligations. An investment in sovereign debt obligations involves special risks not present in corporate debt obligations. Sovereign debt includes securities issued or guaranteed by a foreign sovereign government. The issuer of the sovereign debt that controls the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Underlying Fund may have limited recourse in the event of a default. Similar to other issuers, changes to the financial condition or credit rating of a non-U.S. government may cause the value of a sovereign debt to decline. During periods of economic uncertainty, the market prices of sovereign debt obligations may be more volatile than prices of U.S. debt obligations, which may affect the Underlying Fund's NAV. Several sovereign issuers have experienced volatility and adverse trends due to concerns about rising government debt levels, including Greece, Ireland, Italy, Portugal and Spain.
A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its non-U.S. currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor's policy toward principal international lenders and local political constraints. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debts.
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Swap Agreements.  Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on a pre-determined underlying investment or notional amount. In return, the other party agrees to make periodic payments to the first party based on the return (or a differential in rate of return) earned or realized on the underlying investment or notional amount. Swap agreements will usually be performed on a net basis, with each Underlying Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of an Underlying Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis.
The Fund or an Underlying Fund may enter into swap agreements, including currency swaps, interest rate swaps and index swaps, or total return swaps (some of which may be referred to as contracts for difference or “CFDs”). The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets.
Tracking Stocks.  A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.
U.S. Government Obligations.  The Fund or an Underlying Fund may invest in various types of U.S. government obligations. U.S. government obligations are a type of bond and include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations (i) may be backed by the full faith and credit of the U.S. or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with Fannie Mae, Freddie Mac and FHLB notes). In the latter case, the Fund or an Underlying Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.
Future Developments.  The board of each Fund or Underlying Fund may, in the future, authorize each Underlying Fund to invest in securities contracts and investments, other than those listed in this SAI and in the Prospectus, provided they are consistent with the Underlying Fund's investment objective and do not violate any of its investment restrictions or policies.
General Considerations and Risks
A discussion of some of the principal risks associated with an investment in the Fund is contained in the Prospectus. Because the Fund expects to obtain its exposure to the securities in the Underlying Index substantially through its investment in the Underlying Funds, shareholders should be aware that the risks of investment in particular types of securities, economic sectors and geographic locations discussed below may be borne by the Fund through its investment in the Underlying Funds. Through its investment in the Underlying Funds, the Fund will also bear the risks described below associated with the Underlying Funds' use of portfolio management techniques, such as borrowing arrangements and use of derivatives, in addition to the risks associated with those activities if the Funds engage in them directly.
An investment in the Fund should be made with an understanding that the value of the Fund’s portfolio securities, including its investment in the Underlying Funds, may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of stocks in general, and other factors that affect the market. The order of the below risk factors does not indicate the significance of any particular risk factor.
Agency Debt Risk.  The Fund or an Underlying Fund may invest in unsecured bonds or debentures issued by U.S. government agencies. Bonds or debentures issued by U.S. government agencies, including Fannie Mae and Freddie Mac, are generally backed only by the general creditworthiness and reputation of the government agency issuing the bond or debenture and are not backed by the full faith and credit of the U.S. government. Ginnie Mae securities are generally backed by the full faith and credit of the U.S. government.
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Some government agencies, including Fannie Mae and Freddie Mac, purchase and guarantee residential mortgages and form MBS that they issue to the market. These agencies also hold their own MBS as well as those of other institutions with funding from the agency debentures they issue. Recent events in the markets for MBS have adversely affected the value of those MBS held and/or issued by these agencies.
These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the U.S. (e.g., U.S. Treasury bonds).
Borrowing Risk.  Borrowing may exaggerate changes in the NAV of Fund shares and in the return on the Fund’s portfolio. Borrowing will cause the Fund to incur interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.
Call Risk.  During periods of falling interest rates, an issuer of a callable bond held by the Fund or an Underlying Fund may “call” or repay the security before its stated maturity, and the Fund or an Underlying Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in income, or in securities with greater risks or with other less favorable features.
Custody Risk.  Custody risk refers to the risks inherent in the process of clearing and settling trades and to the holding of securities, cash and other assets by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets, and thus may be subject to limited or no government oversight. Communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. In general, the less developed a country’s securities market is, the greater the likelihood of custody problems. Practices in relation to the settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because of the use of brokers and counterparties that are often less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence or undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being lost. In addition, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or an agent of any of the foregoing goes bankrupt. The Fund would absorb any loss resulting from such custody problems and may have no successful claim for compensation.
Illiquid Investments Risk.  The Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment. The liquidity of an investment will be determined based on relevant market, trading and investment specific considerations as set out in the Liquidity Program as required by the Liquidity Rule. Illiquid investments may trade at a discount to comparable, more liquid investments and the Fund may not be able to dispose of illiquid investments in a timely fashion or at their expected prices. If illiquid investments exceed 15% of the Fund’s net assets, the Liquidity Rule and the Liquidity Program will require that certain remedial actions be taken.
Infectious Illness Risk.  A widespread outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely affect the economies of many nations and the global economy and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in travel restrictions, closed international borders, disruption of healthcare services, prolonged quarantines, cancellations, supply chain disruptions, temporary and permanent business closures, lower consumer demand, layoffs, ratings downgrades, credit defaults and other significant economic, social and political impacts, as well as general concern and uncertainty. An outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. These impacts, which could adversely affect a Fund and its investments, could be present for an extended period of time.
In addition, markets may experience temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. Such events may adversely affect a Fund and its investments and may impact a Fund’s ability to purchase or sell securities or other assets. Market or economic disruptions could cause elevated tracking error and increased premiums or discounts to a Fund's NAV. Additionally, a Fund could be adversely impacted if an outbreak impairs the operations of its service providers, including BFA. Governmental and quasi-governmental may respond to an outbreak and any resulting
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disruptions with a variety of fiscal and monetary policy changes, such as changes in interest rates. A reversal of these policies, or the ineffectiveness of such policies, is likely to increase market volatility, which could adversely affect a Fund’s investments.
Issuer Insolvency Risk.  The Fund's and the Underlying Funds' potential exposure to financially or operationally troubled issuers involves a high degree of credit and market risk, which may be heightened during an economic downturn or recession. Should an issuer of securities held by an Underlying Fund become involved in a bankruptcy proceeding, reorganization or financial restructuring, a wide variety of considerations make an evaluation of the outcome of an Underlying Fund’s exposure to the issuer uncertain.
During the period of a bankruptcy proceeding, reorganization or financial restructuring, it is unlikely that the Fund or the Underlying Funds will receive any interest payments on the securities of the issuer. The Fund or the Underlying Funds will be subject to significant uncertainty as to whether the reorganization or restructuring will be completed, and the Fund or the Underlying Funds may bear certain extraordinary expenses to protect and recover its investment. The Fund or the Underlying Funds will also be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the securities of the issuer held by the Underlying Funds will eventually be satisfied. Even if a plan of reorganization or restructuring is adopted with respect to the securities of the issuer held by the Fund or the Underlying Funds, there can be no assurance that the securities or other assets received by the Underlying Funds in connection with such plan of reorganization or restructuring will not have a lower value or income potential than may have been anticipated or no value. The Underlying Funds may be unable to enforce their claims or rights in any collateral or may have its claims or security interest in any collateral challenged, disallowed or subordinated to the claims or security interests of other creditors. In addition, amendments to the U.S. Bankruptcy Code or other relevant laws could alter the expected outcome or introduce greater uncertainty regarding the outcome of the Underlying Funds' securities holdings in the issuer. In a bankruptcy proceeding, a reorganization or restructuring, the securities of the issuer held by the Underlying Funds could be re-characterized, or the Underlying Funds may receive different securities or other assets, including equity securities. These types of equity securities include, but are not limited to: common stock; preferred stock (including convertible preferred stock); bonds, notes and debentures convertible into common or preferred stock; stock purchase warrants and rights; equity interests in trusts; and depositary receipts. The value of equity securities received by the Fund or the Underlying Funds could decline if the financial condition of the issuer deteriorates or if overall market and economic conditions, or conditions within the issuer’s region or industry, deteriorate. Equity securities received by an Underlying Fund through a bankruptcy proceeding, reorganization or restructuring of an issuer would not be component securities of an Underlying Fund’s underlying index, which could subject an Underlying Fund to additional tracking error risk.
To the extent that the Underlying Funds receives other assets in connection with a bankruptcy proceeding, reorganization or financial restructuring, the Underlying Funds may also be subject to additional risks associated with the assets received. One example of assets that the Underlying Funds could receive is an interest in one or more loans made to the issuer as part of a workout agreed to by a consortium of lienholders and creditors of the issuer. The Underlying Funds may receive such interests in loans to the extent permitted by the 1940 Act.
Securities or other assets received in a reorganization or restructuring typically entail a higher degree of risk than investments in securities of issuers that have not undergone a reorganization or restructuring and may be subject to heavy selling or downward pricing pressure after completion of the reorganization or restructuring. The post-reorganization/restructuring assets and securities may also be illiquid and difficult to sell or value. If the Underlying Funds participates in negotiations with respect to a plan of reorganization or restructuring with respect to securities of the issuer held by the Underlying Funds, the Fund or Underlying Funds also may be restricted from disposing such securities for a period of time. If the Underlying Funds become involved in such proceedings, the Underlying Funds may have more active participation in the affairs of the issuer than that assumed generally by an investor.
Money Market Instruments Risk.  The value of money market instruments may be affected by changes in interest rates or in the credit ratings of the investments, among other things. If a significant amount of the Fund's assets is invested in money market instruments, it may be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund. Money market funds other than U.S. government money market funds and retail money market funds “float” their NAV instead of using a stable $1.00 per share price.
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National Closed Market Trading Risk.  To the extent that the underlying securities held by the Fund or an Underlying Fund trade on foreign exchanges or in foreign markets that are closed when the securities exchange on which the Fund’s or an Underlying Fund's shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s underlying securities and/or other assets trade on that closed foreign market or when the foreign market is closed for unscheduled reasons. These deviations may result in premiums or discounts to the Fund’s or an Underlying Fund's NAV that may be greater than those experienced by other ETFs.
Non-U.S. Securities.  Certain obligations or securities of non-U.S. issuers may be deemed to be located in a particular country if: (i) the principal trading market for the security is in such country, (ii) the issuer is organized under the laws of such country, (iii) the issuer derives at least 50% of its revenues or profits from such country or has at least 50% of its assets situated in such country, or (iv) the issuer is the government of the particular country.
Operational and Technology Risks.  A Fund and the entities with which it interacts directly or indirectly are susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or impair the Fund’s operations. These entities include, but are not limited to, a Fund’s adviser, administrator, distributor, other service providers (e.g., index and benchmark providers, accountants, custodians, and transfer agents), financial intermediaries, counterparties, market makers, Authorized Participants, listing exchanges, other financial market operators, and governmental authorities. Operational and technology risks for the issuers in which a Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value. A Fund may incur substantial costs in order to mitigate operational and technology risks.
Cybersecurity incidents can result from deliberate attacks or unintentional events against an issuer in which a Fund invests, the Fund or any of its service providers. They include, but are not limited to, gaining unauthorized access to systems, misappropriating assets or sensitive information, corrupting or destroying data, and causing operational disruption. Geopolitical tension may increase the scale and sophistication of deliberate attacks, particularly those from nation states or from entities with nation state backing. Cybersecurity incidents may result in any of the following: financial losses; interference with a Fund’s ability to calculate its NAV; disclosure of confidential information; impediments to trading; submission of erroneous trades by a Fund or erroneous subscription or redemption orders; the inability of a Fund or its service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; and other legal and compliance expenses. Furthermore, cybersecurity incidents may render records of a Fund, including records relating to its assets and transactions, shareholder ownership of Fund shares, and other data integral to a Fund’s functioning, inaccessible, inaccurate or incomplete. Power outages, natural disasters, equipment malfunctions and processing errors that threaten information and technology systems relied upon by a Fund or its service providers, as well as market events that occur at a pace that overloads these systems, may also disrupt business operations or impact critical data. In addition, the risks of increased use of AI technologies, such as machine learning, include data risk, transparency risk, and operational risk. The AI technologies, which are generally highly reliant on the collection and analysis of large amounts of data, may incorporate biased or inaccurate data, and it is not possible or practicable to incorporate all relevant data into such technologies. The output or results of any such AI technologies may therefore be incomplete, erroneous, distorted or misleading. Further, AI tools may lack transparency as to how data is utilized and how outputs are generated. AI technologies may also allow the unintended introduction of vulnerabilities into infrastructures and applications. A Fund and its shareholders could be negatively impacted as a result of these risks associated with AI technologies. AI technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to quickly evolve, and it is impossible to anticipate the full scope of future AI capabilities or rules and the associated risks to a Fund.
While a Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. Each Fund and its adviser seek to reduce these risks through controls, procedures and oversight, including establishing business continuity plans and risk management systems. However, there are inherent limitations in such plans and systems, including the possibility that certain risks that may affect a Fund have not been identified or may emerge in the future; that such plans and systems may not completely eliminate the occurrence or mitigate the effects of operational or information security disruptions or failures or of cybersecurity incidents; or that prevention and remediation efforts will not be successful or that incidents will go
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undetected. A Fund cannot control the systems, information security or other cybersecurity of the issuers in which it invests or its service providers, counterparties, and other third parties whose activities affect the Fund.
Lastly, the regulatory climate governing cybersecurity and data protection is developing quickly and may vary considerably across jurisdictions. Regulators continue to develop new rules and standards related to cybersecurity and data protection. Compliance with evolving regulations can be demanding and costly, requiring substantial resources to monitor and implement required changes.
Quasi-Sovereign Obligations Risk.  The Fund and certain Underlying Funds may invest in quasi-sovereign debt obligations. An investment in quasi-sovereign debt obligations involves special risks generally not present in corporate debt obligations. Quasi-sovereign debt includes investments in securities issued or guaranteed by an entity affiliated with or backed by a sovereign government. Generally, quasi-sovereign debt obligations are issued by companies in which a government owns a majority of the issuer’s voting shares. They are often considered strategically important to the sovereign entity but do not legally carry sovereign status for purposes of debt repayment. While certain quasi-sovereign debt issuers have received sovereign government support in the past, such past support is not a guarantee that it will continue in the future. In fact, in the past certain quasi-sovereign debt issuers have pushed their creditors toward debt restructuring, rather than meeting their payment obligations. Quasi-sovereign debt obligations are typically less liquid and less standardized than sovereign debt obligations.
Real Estate Company Risk.  An Underlying Fund that invests in companies that invest in real estate, such as real estate investment trusts (“REITs”), real estate holding and operating companies or real estate development companies (collectively, “Real Estate Companies”) is exposed to unique risks that relate specifically to the way in which Real Estate Companies are organized and operated. Real estate is a cyclical business, highly sensitive to general and local economic conditions and developments, and characterized by intense competition and periodic overbuilding.
Interest Rate Risk. Rising interest rates could result in higher costs of capital for Real Estate Companies, which could negatively impact a Real Estate Company’s ability to meet its payment obligations.
Leverage Risk. Real Estate Companies may use leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a Real Estate Company’s operations and market value in periods of rising interest rates as well as risks normally associated with debt financing. Financial covenants related to a Real Estate Company’s leverage may affect the ability of the Real Estate Company to operate effectively. In addition, real property may be subject to the quality of credit extended and defaults by borrowers and tenants. If the properties do not generate sufficient income to meet operating expenses, including, where applicable, debt service, ground lease payments, tenant improvements, third-party leasing commissions and other capital expenditures, the income and ability of a Real Estate Company to make payments of any interest and principal on its debt securities will be adversely affected.
Property Risk. Real Estate Companies may be subject to risks relating to functional obsolescence or reduced desirability of properties; extended vacancies due to economic conditions and tenant bankruptcies; catastrophic events such as earthquakes, hurricanes and terrorist acts; and casualty or condemnation losses. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values, or increasing vacancies or declining rents resulting from legal, cultural, technological, global or local economic developments.
Management Risk. Real Estate Companies are dependent upon management skills and may have limited financial resources. Real Estate Companies are generally not diversified and may be subject to heavy cash flow dependency, default by borrowers and self-liquidation. In addition, transactions between Real Estate Companies and their affiliates may be subject to conflicts of interest, which may adversely affect a Real Estate Company’s shareholders. A Real Estate Company may also have joint venture investments in certain of its properties and, consequently, its ability to control decisions relating to such properties may be limited.
Liquidity Risk. Investing in Real Estate Companies may involve risks similar to those associated with investing in small-capitalization companies. Real Estate Company securities, like the securities of other smaller companies, may be more volatile than, and perform differently from, shares of large capitalization companies. There may be less trading in Real Estate Company shares, which means that buy and sell transactions in those shares could have a magnified impact on share price, resulting in abrupt or erratic price fluctuations. In addition, real estate is relatively illiquid and, therefore, a Real Estate Company may have a limited ability to vary or liquidate properties in response to changes in economic or other conditions.
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Concentration Risk. Real Estate Companies may lack diversification, due to ownership of a limited number of properties and concentration in a particular geographic region or property type.
U.S. Tax Risk. Certain U.S. Real Estate Companies are subject to special U.S. federal tax requirements. A REIT that fails to comply with such tax requirements may be subject to U.S. federal income taxation, which may affect the value of the REIT and the characterization of the REIT’s distributions. The U.S. federal tax requirement that a REIT distribute substantially all of its net income to its shareholders may result in a REIT having insufficient capital for future expenditures.
Regulatory Risk. Real estate income and values may be adversely affected by such factors as applicable domestic and foreign laws (including tax laws). Government actions, such as tax increases, zoning law changes or environmental regulations, also may have a major impact on real estate income and values.
Reference Rate Replacement Risk.  The Fund or an Underlying Fund may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, has ceased publishing all LIBOR settings. In April 2023, however, the FCA announced that some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. The Secured Overnight Financing Rate (“SOFR”), which is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement market, has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in different categories of financial contracts.
Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contracts, securities, or other instruments using LIBOR may disagree on transition rates or the application of transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. The Fund or an Underlying Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future.
Risk of Investing in Mortgage Real Estate Investment Trusts.  Mortgage REITs lend money to developers and owners of properties and invest primarily in mortgages and similar real estate interests. The mortgage REITs receive interest payments from the owners of the mortgaged properties. Accordingly, mortgage REITs are subject to the credit risk of the borrowers to whom they extend funds. Credit risk is the risk that the borrower will not be able to make timely interest and principal payments on the loan to the REIT. Mortgage REITs also are subject to the risk that the value of mortgaged properties may be less than the amounts owed on the properties. If a mortgage REIT is required to foreclose on a borrower, the amount recovered in connection with the foreclosure may be less than the amount owed to the mortgage REIT.
 Mortgage REITs are subject to significant interest rate risk. During periods when interest rates are declining, mortgages are often refinanced or prepaid. Refinancing or prepayment of mortgages may reduce the yield of mortgage REITs. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In addition, rising interest rates generally increase the costs of obtaining financing, which could cause the value of a mortgage REIT’s investments to decline. A REIT’s investment in adjustable rate obligations may react differently to interest rate changes than an investment in fixed rate obligations. As interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.
 Mortgage REITs typically use leverage (and in many cases, may be highly leveraged), which increases investment risk and could adversely affect a REIT’s operations and market value in periods of rising interest rates, increased interest rate volatility, downturns in the economy and reductions in the availability of financing or deterioration in the conditions of the REIT’s mortgage-related assets.
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Risk of Investing in Non-U.S. Agency Debt Securities.  Uncollateralized bonds issued by agencies, subdivisions or instrumentalities of foreign governments are generally backed only by the creditworthiness and reputation of the entities issuing the bonds and may not be backed by the full faith and credit of the foreign government. Moreover, a foreign government that explicitly provides its full faith and credit to a particular entity may be, due to changed circumstances, unable or unwilling to actually provide that support. If a non-U.S. agency is unable to meet its obligations, the performance of the Fund will be adversely impacted. A non-U.S. agency’s operations and financial condition are influenced by the foreign government’s economic and other policies. Changes to the financial condition or credit rating of a foreign government may cause the value of debt issued by that particular foreign government’s agencies, subdivisions or instrumentalities to decline. During periods of economic uncertainty, the trading of non-U.S. agency bonds may be less liquid while market prices may be more volatile than prices of U.S. agency bonds. Additional risks associated with non-U.S. agency investing include differences in accounting, auditing and financial reporting standards, adverse changes in investment or exchange control regulations, political instability, which could affect U.S. investments in foreign countries and cause restrictions on the flow of international capital.
Tracking Error Risk.  The Fund or each of its Underlying Funds may be subject to tracking error, which is the divergence of a fund’s performance from that of its underlying index. Tracking error may occur because of differences between the securities and other instruments held in a fund’s portfolio and those included in the Fund's Underlying Index or an Underlying Fund's underlying index, pricing differences, transaction costs incurred by the Fund or its Underlying Funds, the Fund’s or its Underlying Funds' holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest received by the Fund or distributions paid to the Fund’s or an Underlying Fund's shareholders, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or an Underlying Funds’ underlying index or the costs to the Fund or an Underlying Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because a fund incurs fees and expenses, while such a fund's underlying index does not.
When an issuer is introduced by an index provider into an index tracked by a Fund or its Underlying Funds, BFA may conduct an analysis on such issuer’s securities to identify and screen for outlier high risk behavior (such as rapid or unusual price growth that does not appear to be supported by publicly available information on the business and assets of the issuer, unusual or significant short interest or lending activity, negative sentiment, suspended trading or incorrect free-float calculations, which could be indicators of possible irregularities, miscalculations or even fraud). If it identifies such behavior, BFA may, where appropriate, alert the index provider as to the alleged issue. The index provider has sole discretion for the determination as to whether to continue to include the issuer’s securities in the rebalancing of its index. If the securities continue to be included in the index, BFA may underweight or exclude such securities from a Fund’s or an Underlying Fund's portfolio and, if it does so, such a fund will be subject to increased tracking error due to the divergence in the securities included in its portfolio from its underlying index. The application of the abovementioned analysis and screening to a Fund or an Underlying Fund and its Underlying Index is in the sole discretion of BFA and its affiliates (without any guarantees). The analysis and screening may not exclude any or all high risk securities from an Underlying Index or a Fund’s or an Underlying Fund's portfolio, and the inclusion of such securities will result in an adverse impact to the Fund’s net asset value if one or more such securities declines in value.
U.S. Agency Mortgage-Backed Securities Risk.   Securities backed by pools of mortgages issued or guaranteed by the U.S. government or one of its agencies or sponsored entities, including Government National Mortgage Association (“Ginnie Mae”), Federal National Mortgage Association (“Fannie Mae”), and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). The market for mortgage-backed securities (“MBS”) has been adversely affected by the value of those MBS held and/or issued by these agencies and sponsored entities. If a U.S. government agency or sponsored entity issues securities in which the Funds invest and such issuer is unable to meet its obligations or ceases to exist, and no plan is made for the repayment of securities, the performance of the Funds will be adversely impacted.
Ginnie Mae. Established in 1968, Ginnie Mae is a wholly owned U.S. government corporation within the U.S. Department of Housing and Urban Development. Ginnie Mae is authorized to guarantee, with the backing of the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by the institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage banks), and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the U.S. Department of Veterans Affairs. Ginnie Mae securities also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury Department to make payments under its guarantee. Any actual or potential disruption to Ginnie Mae, or the financial condition or credit of the U.S. government,
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could cause the value of Ginnie Mae securities to decline. In 2011, S&P Global Ratings downgraded U.S. Treasury securities from AAA rating to AA+ rating. A further downgrade of the ratings of U.S. government debt obligations, which are often used as a benchmark for other borrowing arrangements, could result in higher interest rates for individual and corporate borrowers, cause disruptions in the international bond markets and have a substantial negative effect on the U.S. economy. A downgrade of U.S. Treasury securities from another ratings agency or a further downgrade below AA+ rating by S&P Global Ratings may cause the value of Ginnie Mae securities to decline.
Fannie Mae and Freddie Mac. Fannie Mae was established as a federal agency in 1938 and in 1968 was chartered by Congress as a private shareholder-owned company. Securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae. The securities are not backed by or entitled to the full faith and credit of the U.S. government, but are supported by the right of Fannie Mae to borrow from the U.S. Treasury Department.
Freddie Mac is a stockholder-owned corporation chartered by Congress in 1970. Securities issued by Freddie Mac entitle the holder to timely payment of interests, which is guaranteed by Freddie Mac. Freddie Mac also guarantees either ultimate collection or timely payment of all principal payments. While Freddie Mac generally does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. The securities are not backed by or entitled to the full faith and credit of the U.S. government or by any Federal Home Loan Banks, but are supported by the right of Freddie Mac to borrow from the U.S. Treasury Department.
In 2008, the Federal Housing Finance Agency placed each of Fannie Mae and Freddie Mac into government conservatorship in an effort to provide stability in the financial markets and put the government-sponsored entities in sound and solvent condition. In addition, the U.S. Treasury Department agreed to provide Fannie Mae and Freddie Mac up to $100 billion of capital each on an as needed basis to ensure that they continue to provide liquidity to the housing and mortgage markets.
Mortgage-Backed Securities. MBS issued or guaranteed by the U.S. government or one of its agencies or sponsored entities, such as Ginnie Mae, Fannie Mae, or Freddie Mac, represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” the payments made by borrowers on the mortgage loans that underlie the securities (net of any fees paid to the issuer or guarantor of the securities). MBS differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates, while a MBS payments provide a combination of interest and principal throughout the a bond’s term. As further described below, MBS may be structured as pass-through securities or collateralized mortgage obligations (“CMOs”).
MBS are subject to the general risks associated with investing in real estate securities; that is, they may lose value if the value of the underlying real estate to which a pool of mortgages relates declines. In addition, investments in MBS involve certain specific risks. These risks include the failure of a party to meet its commitments under the related operative documents, adverse interest rate changes and the effects of prepayments on mortgage cash flows. The value of MBS, like that of traditional fixed-income securities, typically increases when interest rates fall and decreases when interest rates rise. However, MBS differ from traditional fixed-income securities because of their potential for prepayment without penalty. The price paid by the Fund for its MBS, the yield the Fund expects to receive from such securities and the weighted average life of the securities are based on a number of factors, including the anticipated rate of prepayment of the underlying mortgages. In a period of declining interest rates, borrowers may prepay the underlying mortgages more quickly than anticipated, thereby reducing the yield to maturity and the average life of the MBS. Moreover, when the Fund reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid.
To the extent that the Fund purchases MBS at a premium, mortgage foreclosures and principal prepayments may result in a loss to the extent of the premium paid. If the Fund buys such securities at a discount, both scheduled payments of principal and unscheduled prepayments will increase current and total returns and will accelerate the recognition of income, which, when distributed to shareholders, will be taxable as ordinary income. In a period of rising interest rates, prepayments of the underlying mortgages may occur at a slower than expected rate, creating maturity extension risk. This particular risk may effectively change a security that was considered short- or intermediate-term at the time of purchase into a long-term security. Since the value of long-term securities generally fluctuates more widely in response to changes in interest rates than that of shorter-term securities, maturity extension risk could increase the inherent volatility of the Fund. Under certain
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interest rate and prepayment scenarios, the Fund may fail to recoup fully its investment in MBS notwithstanding any direct or indirect U.S. governmental or agency guarantee.
Mortgage Pass-Through Securities. Some MBS, such as U.S. agency mortgage pass-through securities, represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. In the basic mortgage pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a “pool” consisting of multiple mortgage loans. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans.
An investment in a specific pool of mortgage pass-through securities requires an analysis of the specific prepayment risk of mortgages within the covered pool (since mortgagors typically have the option to prepay their loans). The level of prepayments on a pool of MBS is difficult to predict and can impact the subsequent cash flows, value and yield of the mortgage pool. In addition, when trading specific mortgage pools, precise execution, delivery and settlement arrangements must be negotiated for each transaction.
To-Be-Announced Securities. The Fund may seek to gain exposure to U.S. agency mortgage pass-through securities by investing in TBA securities. “TBAs” refer to a commonly used mechanism for the forward settlement of U.S. agency MBS, and not to a separate type of MBS. Most transactions in fixed-rate MBS occur through the use of TBA transactions. TBA transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement, and delivery. In a TBA transaction, the buyer and seller decide on general trade parameters, such as the issuing agency, settlement date, par amount, and price. The actual mortgage pools delivered generally are determined two days prior to settlement date. The Fund may regularly enter into TBA agreements and “roll over” such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of MBS. In addition, the Fund may enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of MBS stipulated in the TBA agreement.
Certain of the Funds and Underlying Funds intend to invest cash pending settlement of TBA transactions in money market instruments, repurchase agreements, or other high quality, liquid short-term instruments, including money market funds advised by BFA. Certain of the Funds and Underlying Funds will pay their pro rata share of fees and expenses of any money market fund that it may invest in, in addition to the Funds and Underlying Fund’s own fees and expenses.
Collateralized Mortgage Obligations. U.S. agency MBS may also be structured in the form of CMOs. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only, principal only, or an amount that remains after floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches issued by U.S. government agencies or sponsored entities and interest rates move in a manner not anticipated by BFA, it is possible that such a Fund could lose all or substantially all of its investment. Certain CMOs in which the Funds may invest may also provide a degree of investment leverage, which could cause such a Fund to lose all or substantially all of its investment.
U.S. Treasury Obligations Risk.  U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund's U.S. Treasury obligations to decline. U.S. Treasury securities are rated AA+ by S&P Global Ratings. A downgrade of the rating of U.S. Treasury securities may cause the value of the Fund's U.S. Treasury obligations to decline. Because U.S. government debt obligations are often used as a benchmark for other borrowing arrangements, a downgrade could also result in higher interest rates for a range of borrowers, cause disruptions in the international bond markets and have a substantial adverse effect on the U.S. and global economy.
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A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and lead the government to issue additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that the U.S. government will not be able to make principal or interest payments when they are due. If market participants determine that U.S. sovereign debt levels have become unsustainable, the value of the U.S. dollar could decline, thus increasing inflationary pressures, particularly with respect to services outsourced to non-U.S. providers and imported goods and constrain or prevent the U.S. government from implementing effective countercyclical fiscal policy in economic downturns. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period that shareholders own shares of the Fund. Notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the U.S., circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment would result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.
Risk of Derivatives.  A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset, such as a security, a commodity (such as gold or silver), a currency or an index (a measure of value or rates, such as the S&P 500 or the prime lending rate). The Fund and Underlying Fund may invest in stock index futures contracts, securities options, CFDs and other derivatives. Compared to securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's or an Underlying Fund's losses may be greater if they invest in derivatives than if they invest only in conventional securities. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. Derivatives generally involve the incurrence of leverage.
When a derivative is used as a hedge against a position that the Fund holds or is committed to purchase, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains, and in some cases, hedging can cause losses that are not offset by gains, and the Fund will recognize losses on both the investment and the hedge. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions, which entail additional transaction costs, will be effective.
Risk of Futures and Options on Futures Transactions.  There are several risks accompanying the utilization of futures contracts and options on futures contracts. A position in futures contracts and options on futures contracts may be closed only on the exchange on which the contract was made (or a linked exchange). While the Fund and each Underlying Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time. Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the bond index future and the movement in the relevant  underlying indexes. In the event of adverse price movements, the Fund and an Underlying Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund or an Underlying Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund or an Underlying Fund may be required to deliver the instruments underlying the futures contracts it has sold.
The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered bond index futures contracts) is potentially unlimited. The Fund and each Underlying Fund does not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Fund and each Underlying Fund, however, intends to utilize futures and options contracts in a manner designed to limit its risk exposure to levels comparable to a direct investment in the types of bonds in which it invests.
Utilization of futures and options on futures by the Fund and an Underlying Fund involves the risk of imperfect or even negative correlation to its underlying index if the index underlying the futures contract differs from the underlying index. There is also the risk of loss by an Underlying Fund of margin deposits in the event of bankruptcy of a broker with whom the Underlying Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by BFA as to anticipated trends, which predictions could prove to be incorrect.
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Because the futures market generally imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund or an Underlying Fund to substantial losses. In the event of adverse price movements, an Underlying Fund would be required to make daily cash payments of variation margin.
Risk of Investing in Non-U.S. Debt Securities.  Non-U.S. debt securities are traded on foreign exchanges and OTC in the respective countries covered by the Fund or an Underlying Fund. The risks of investing in non-U.S. debt securities typically include market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in bond prices. Investing in a fund whose portfolio contains securities of non-U.S. issuers involves certain risks and considerations not typically associated with investing in the securities of U.S. issuers. These risks include securities markets that may lack sufficient liquidity or may be less efficient; generally greater price volatility; less publicly available information about issuers; the imposition of withholding or other taxes; the imposition of restrictions on the expatriation of funds or other assets of the Fund or an Underlying Fund; higher transaction and custody costs; delays and risks attendant in settlement procedures; difficulties in enforcing contractual obligations; lower liquidity and significantly smaller market capitalization of most non-U.S. securities markets; different accounting and disclosure standards; lower levels of regulation of the securities markets; more substantial government interference with the economy; higher rates of inflation; greater social, economic, and political uncertainty; the risk of nationalization or expropriation of assets; and different bankruptcy and insolvency regimes which may stay or prevent recovery in the event of an issuer’s default.
Risk of Investing in Asia.   Investments in securities of issuers in certain Asian countries involve risks not typically associated with investments in securities of issuers in other regions. Such heightened risks include, among others, expropriation and/or nationalization of assets, confiscatory taxation, piracy of intellectual property, data and other security breaches (especially of data stored electronically), political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict and social instability as a result of religious, ethnic and/or socio-economic unrest. Certain Asian economies have experienced rapid rates of economic growth and industrialization in recent years, and there is no assurance that these rates of economic growth and industrialization will be maintained.
Certain Asian countries have democracies with relatively short histories, which may increase the risk of political instability. These countries have faced political and military unrest, and further unrest could present a risk to their local economies and securities markets. Indonesia and the Philippines have each experienced violence and terrorism, which has negatively impacted their economies. North Korea and South Korea each have substantial military capabilities, and historical tensions between the two countries present the risk of war. Escalated tensions involving the two countries and any outbreak of hostilities between the two countries, or even the threat of an outbreak of hostilities, could have a severe adverse effect on the entire Asian region. Certain Asian countries have also developed increasingly strained relationships with the U.S., and if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. for trade. Political, religious, and border disputes persist in India. India has recently experienced and may continue to experience civil unrest and hostilities with certain of its neighboring countries. Increased political and social unrest in these geographic areas could adversely affect the performance of investments in this region.
Certain governments in this region administer prices on several basic goods, including fuel and electricity, within their respective countries. Certain governments may exercise substantial influence over many aspects of the private sector in their respective countries and may own or control many companies. Future government actions could have a significant effect on the economic conditions in this region, which in turn could have a negative impact on private sector companies. There is also the possibility of diplomatic developments adversely affecting investments in the region.
Corruption and the perceived lack of a rule of law in dealings with international companies in certain Asian countries may discourage foreign investment and could negatively impact the long-term growth of certain economies in this region. In addition, certain countries in the region are experiencing high unemployment and corruption, and have fragile banking sectors.
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Some economies in this region are dependent on a range of commodities, including oil, natural gas and coal. Accordingly, they are strongly affected by international commodity prices and particularly vulnerable to any weakening in global demand for these products. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. China is a key trading partner of many Asian countries and any changes in trading relationships between China and other Asian countries may affect the region as a whole. Adverse economic conditions or developments in neighboring countries may increase investors' perception of the risk of investing in the region as a whole, which may adversely impact the market value of the securities issued by companies in the region.
Risk of Investing in Australasia.  The economies of Australasia, which include Australia and New Zealand, are dependent on exports from the agricultural and mining sectors. This makes Australasian economies susceptible to fluctuations in the commodity markets. Australasian economies are also increasingly dependent on their growing service and tourism industries. Australia and New Zealand are located in a part of the world that has historically been prone to natural disasters, such as drought and flooding. Any such event in the future could have a significant adverse impact on the economies of Australia and New Zealand and affect the value of securities held by the relevant  Underlying Fund. The economies of Australia and New Zealand are dependent on trading with certain key trading partners, including Asia and the U.S. The economies of Australia and New Zealand are heavily dependent on the mining sector. Passage of new regulations limiting foreign ownership of companies in the mining sector or imposition of new taxes on profits of mining companies may dissuade foreign investment, and as a result, have a negative impact on companies to which an Underlying Fund has exposure.
Risk of Investing in Brazil.  Investment in securities of companies domiciled in Brazil involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets. Such heightened risks include, among others, a high level of price volatility in the Brazilian equity and currency markets, political unrest, chronic structural public sector deficits, a rising unemployment rate and disparities of wealth.
Brazil has historically experienced high rates of inflation and may continue to do so in the future. An increase in prices for commodities, the depreciation of the Brazilian currency (the real) and potential future governmental measures seeking to maintain the value of the real in relation to the U.S. dollar, may trigger increases in inflation in Brazil and may slow the rate of growth of the Brazilian economy. Inflationary pressures also may limit the ability of certain Brazilian issuers to access foreign financial markets and may lead to further government intervention in the economy, including the introduction of government policies that may adversely affect the overall performance of the Brazilian economy, which in turn could adversely affect the Fund's investments.
The Brazilian government has exercised, and continues to exercise, significant influence over the Brazilian economy, which may have significant effects on Brazilian companies and on market conditions and prices of Brazilian securities. The Brazilian economy has been characterized by frequent, and occasionally drastic, intervention by the Brazilian government. The Brazilian government has often changed monetary, taxation, credit, tariff and other policies to influence the core of Brazil’s economy. The Brazilian government’s actions to control inflation and affect other economic policies have involved, among others, the setting of wage and price controls, blocking access to bank accounts, fluctuation of the base interest rates, imposing exchange controls and limiting imports into Brazil. In the past, the Brazilian government has maintained domestic price controls, and no assurances can be given that price controls will not be re-imposed in the future.
Investments in Brazilian securities may be subject to certain restrictions on foreign investment. Brazilian law provides that whenever a serious imbalance in Brazil’s balance of payments exists or is anticipated, the Brazilian government may impose temporary restrictions on the remittance to foreign investors of the proceeds of their investment in Brazil and on the conversion of Brazilian currency into foreign currency. The likelihood of such restrictions may be affected by the extent of Brazil’s foreign currency reserves, the size of Brazil’s debt service burden relative to the economy as a whole, and political constraints to which Brazil may be subject. There can be no assurance that the Brazilian government will not impose restrictions or restrictive exchange control policies in the future, which could have the effect of preventing or restricting access to foreign currency.
The market for Brazilian securities is directly influenced by the flow of international capital, and economic and market conditions of certain countries, especially other emerging market countries in Central and South America. Adverse economic conditions or developments in other emerging market countries have at times significantly affected the availability of credit in the Brazilian economy and resulted in considerable outflows of funds and declines in the amount of foreign currency invested
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in Brazil. Crises in neighboring emerging market countries also may increase investors’ risk aversion, which may adversely impact the market value of the securities issued by Brazilian companies.
Risk of Investing in Central and South America.  The economies of certain countries in which certain of the Underlying Funds invest are affected by the economies of other Central and South American countries, some of which have experienced high interest rates, economic volatility, inflation, currency devaluations, government defaults, regime changes, high unemployment rates and political instability which can adversely affect issuers in these countries. In addition, commodities (such as oil, gas and minerals) represent a significant percentage of the region's exports and many economies in this region are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on some or all of the the countries in which an Underlying Fund invests.
The governments of certain countries in Central and South America may exercise substantial influence over many aspects of the private sector and may own or control many companies. Future government actions could have a significant effect on the economic conditions in such countries, which could have a negative impact on the securities in which an Underlying Fund invests. Diplomatic developments may also adversely affect investments in certain countries in Central and South America. Some countries in Central and South America may be affected by public corruption and crime, including organized crime.
Certain countries in Central and South America may be heavily dependent upon international trade and, consequently, have been and may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These countries also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. In addition, certain issuers located in countries in Central and South America in which an Underlying Fund invests may be the subject of sanctions (for example, the U.S. has imposed sanctions on certain Venezuelan individuals, corporate entities and the Venezuelan government) or have dealings with countries subject to sanctions and/or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. An issuer may sustain damage to its reputation if it is identified as an issuer that has dealings with such countries. The Underlying Funds may be adversely affected if they invest in such issuers.
Risk of Investing in China.  Investments in securities of companies domiciled in China involve a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets. Such heightened risks include, among others, an authoritarian government, popular unrest associated with demands for improved political, economic and social conditions, the impact of regional conflict on the economy and hostile relations with other countries.
Military conflicts, either in response to internal social unrest or conflicts with other countries, could disrupt economic development. The Chinese economy is vulnerable to the long-running disagreements and religious and nationalist disputes with Tibet and the Xinjiang region. Since 1997, there have been tensions between the Chinese government and many people in Hong Kong who perceive China as tightening control over Hong Kong’s semi-autonomous liberal political, economic, legal, and social framework. Protests and unrest have increased tensions even further. Due to the interconnected nature of the Hong Kong and Chinese economies, this instability in Hong Kong may cause uncertainty in the Hong Kong and Chinese markets. China has a complex territorial dispute regarding the sovereignty of Taiwan and has made threats of invasion. Taiwan-based companies and individuals are significant investors in China. The continuing hostility between China and Taiwan may have an adverse impact on the value of the value of the Fund’s investments in China or Taiwan, may cause a suspension in a Fund’s ability to trade in certain securities or other assets, or may otherwise make such investments impracticable or impossible. Any escalation of hostility between China and Taiwan would likely have a significant adverse impact on the value of the Fund’s investments in both countries and the region. In addition, China has strained international relations with Japan, India, the Philippines and other neighbors due to territorial disputes, historical animosities and other defense concerns. Frictions between China and the Philippines in the South China Sea pose a risk of escalation potentially leading to military conflict. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities in which a Fund invests. China could be affected by military events on the Korean peninsula or internal instability within North Korea. These situations may cause uncertainty in the Chinese market and may adversely affect the performance of the Chinese economy.
The Chinese government has implemented economic reforms in order to liberalize trade policy, promote foreign investment in the economy, reduce government control of the economy and develop market mechanisms. However, the Chinese
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government still exercises substantial influence over many aspects of the private sector and may own or control many companies. Chinese companies, such as those in the financial services or technology sectors, and potentially other sectors in the future, are subject to the risk that Chinese authorities can intervene in their operations and structure. The Chinese government continues to maintain a major role in economic policymaking, and investing in China involves risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested.
In addition, there is less regulation and monitoring of Chinese securities markets and the activities of investors, brokers and other participants than in the U.S. Accordingly, issuers of securities in China, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, tender offer regulation, accounting standards or auditor oversight, stockholder proxy requirements and the requirements mandating timely and accurate disclosure of information. Securities markets in China are in the process of change and further development. This may lead to trading volatility, difficulty in the settlement and recording of transactions and difficulty in interpreting and applying the relevant regulation.
There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies. The Funds do not select investments based on investor protection considerations.
Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. In a VIE structure, a Chinese operating company establishes a shell company in another jurisdiction to issue stock to public shareholders. When a VIE structure is used by a Chinese company to list its stock in the U.S., instead of owning the equity securities of the Chinese company, the U.S.-listed shell company directly or indirectly enters into contracts with the Chinese operating company under Chinese law. These contracts provide the U.S.-listed shell company with only economic exposure to the Chinese company and do not represent equity ownership in the operating company.
While VIEs are a longstanding practice that is well known to Chinese officials and regulators, they have not been formally recognized under Chinese law. The Chinese government has provided guidance to and placed restrictions on Chinese-based companies raising capital offshore, including through VIEs. In 2023, the China Securities Regulatory Commission (“CSRC”) released new rules that permit the use of VIE structures, provided they abide by Chinese laws and register with the CSRC. The rules, however, may cause Chinese companies to undergo greater scrutiny and add costs to VIE structures. Intervention, rulemaking or guidance by the Chinese government with respect to VIE structures or the non-enforcement of VIE-related contractual rights could significantly affect the operating company’s business in China, the enforceability of the U.S.-listed shell company’s contractual arrangements with the Chinese company and the value of the U.S.-listed stock. Further, the VIE contractual arrangement would likely be subject to Chinese law and jurisdiction, and remedies available to the U.S.-listed shell company are uncertain and could be ineffective. In addition to the risk of government intervention, investments through a VIE structure are subject to the risk that the China-based company (or its officers, directors, or Chinese equity owners) may breach those contractual arrangements, or Chinese law changes in a way that adversely affects the enforceability of these arrangements, or those contracts are otherwise not enforceable under Chinese law, in which case the Fund may suffer significant losses on its investments through a VIE structure with little or no recourse available. Any change in the operations of entities in a VIE structure, the status of VIE contractual arrangements or the legal or regulatory environment in China, generally or with respect to specific industries, could result in significant, and possibly permanent and/or total, losses to a Fund.
While the Chinese economy has experienced past periods of rapid growth, there is no assurance that such growth rates will recur. China may experience substantial rates of inflation, significant indebtedness or economic recessions, causing a negative effect on the economy and securities market. China’s economy is heavily dependent on export growth. Reduction in spending on Chinese products and services, supply chain diversification, institution of additional tariffs, sanctions or other trade barriers (including as a result of heightened trade tensions between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and the companies in which a Fund invests. Certain Chinese companies (which may change from time to time) are directly or indirectly subject to economic or trade restrictions imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. For example, certain foreign technology companies are subject to U.S. export controls as those companies are believed to pose a risk to U.S. interests. The U.S. also bans imports of goods produced in certain regions of China or by certain Chinese companies due to concerns about forced labor. Such restrictions may have unanticipated and adverse effects on the Chinese economy and companies. Any
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action that targets Chinese financial markets or securities exchanges could interfere with orderly trading, delay settlement or cause market disruptions. The Underlying Index of a Fund may include companies that are subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments. So long as these restrictions do not include restrictions on investments, the Fund is generally expected to invest in such companies, consistent with its objective to track the performance of its Underlying Index.
The tax laws and regulations in the People’s Republic of China (“PRC”) are subject to change, including the issuance of authoritative guidance or enforcement, possibly with retroactive effect. The interpretation, applicability and enforcement of such laws by PRC tax authorities are not as consistent and transparent as those of more developed nations, and may vary over time and from region to region. The application and enforcement of PRC tax rules could have a significant adverse effect on a Fund and its investors, particularly in relation to capital gains withholding tax imposed upon non-residents. In addition, the accounting, auditing and financial reporting standards and practices applicable to Chinese companies may be less rigorous, and may result in significant differences between financial statements prepared in accordance with PRC accounting standards and practice and those prepared in accordance with international accounting standards.
Risk of Investing in the China Bond Market.  A Fund’s investment in the PRC’s domestic bond market (the “China Interbank Bond Market”) occurs through the Bond Connect trading channel. Bond Connect allows eligible foreign investors to trade electronically between the mainland China and Hong Kong markets. Bonds traded through Bond Connect are settled and custodied through a link between the PRC’s Central Moneymarkets Unit (“CMU”), as an offshore custody agent, and China Central Depository & Clearing (“CCDC”) and Shanghai Clearing House (“SCH”), as onshore custodians and clearing institutions in the PRC. All bonds traded by eligible foreign investors through Bond Connect are registered in the name of CMU, which holds such bonds as a nominee owner. A Fund is thus exposed to custody risks with respect to CMU. In addition, the relevant filings, registration with the People’s Bank of China, and account opening must be carried out by third parties, including CMU, CCDC, and SCH. A Fund is thus subject to the risks of default, errors and omissions by such third parties and may have limited remedies or no legal recourse at all to cure any defaults, errors and omissions.
The precise nature and rights of a Fund as the beneficial owner of bonds traded in the China Interbank Bond Market through CMU as nominee are relatively new and untested areas of PRC law. The definition of, and distinction between, legal ownership and beneficial ownership under PRC law differs from that in the U.S. and other developed market jurisdictions, and there have been few cases involving a nominee account structure in the PRC courts. As a result, the rights of beneficial owners are uncertain. The exact nature of a Fund’s remedies and methods of enforcement of its rights and interests under PRC law are also uncertain.
Market volatility and potential lack of liquidity due to low trading volume of certain bonds in the China Interbank Bond Market may result in the prices of certain bonds fluctuating significantly. A Fund that invests in the China Interbank Bond Market is therefore subject to liquidity and volatility risks. The bid-ask spreads of the prices of securities may be large, and a Fund may therefore incur significant costs and may suffer losses when selling such investments. Bonds traded in the China Interbank Bond Market may be difficult or impossible to sell on a timely basis or at all, which may impact a Fund’s ability to acquire or dispose of such securities at their expected prices.
Investing in the China Interbank Bond Market through Bond Connect is also subject to regulatory risks. The relevant laws and regulations are subject to change, which may have retrospective effect. There can be no assurance that Bond Connect or its features or systems will not be materially altered, suspended, discontinued or abolished. Furthermore, the securities regulation regimes and legal systems of the PRC and Hong Kong differ significantly, and issues may arise based on these differences. If the relevant authorities were to suspend account opening or trading on the China Interbank Bond Market, a Fund’s ability to invest in that market would be adversely affected, limited, or curtailed altogether. In such event, the Fund’s ability to achieve its investment objective would be negatively affected and, after exhausting other trading alternatives, the Fund may suffer substantial losses. Further, if Bond Connect is not operating, a Fund may not be able to acquire or dispose of bonds in a timely manner, which could adversely affect its performance.
There is no assurance that Bond Connect trading platforms and operational systems will function as expected or will continue to be adapted to changes and developments in the market. If a relevant system does not function as expected, trading through Bond Connect may be disrupted, and a Fund’s ability to pursue its investment strategy may therefore be adversely affected. In addition, trading through Bond Connect involves the risk of delays inherent in order placing and settlement systems.
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Bond Connect trades are settled in Chinese currency, the renminbi (“RMB”). This means that a Fund is exposed to currency risk, and it cannot be guaranteed that investors will have timely access to a reliable supply of RMB. The RMB consists of an onshore RMB (“CNY”) and an offshore RMB (“CNH”). The CNY is the official currency of the PRC and is the currency of denomination for all financial transactions between individuals, the state and corporations in the PRC. The CNH market is traded officially and regulated jointly by the Hong Kong Monetary Authority and the PBOC. Because CNY and CNH are traded in different and separate markets, they can be subject to different liquidity constraints and market forces, and their valuations can vary. Any RMB-denominated bonds included in a Fund’s Underlying Index use CNY as the base currency. As a result, to the extent that a Fund holds RMB-denominated instruments in CNH, it could be subject to tracking error and transaction costs associated with converting from CNH to CNY (and vice versa).
Under prevailing tax regulations, a 10% withholding tax is imposed on PRC-sourced dividends and interest from non-government bonds paid to a Fund unless the rate is reduced under an applicable tax treaty. Value added tax (“VAT”) is levied on certain income derived by a Fund, including interest income from non-government bonds and trading gains, unless specifically exempted by the PRC tax authorities. VAT exemptions currently apply to debt securities traded in the China Interbank Bond Market. On November 22, 2018, the PRC’s Ministry of Finance and State Administration of Taxation jointly issued Circular 108 providing foreign institutional investors with a temporary exemption from withholding income tax and VAT with respect to interest income derived from non-government bonds in the domestic bond market for the period from November 7, 2018 to November 6, 2021. On November 26, 2021, the PRC’s Ministry of Finance and State Administration of Taxation jointly issued Circular 34 to extend the tax exemption period provided in Circular 108 to December 31, 2025. Circular 108 is silent on the PRC tax treatment with respect to non-government bond interest derived prior to November 7, 2018. There is a risk the PRC tax authorities may withdraw the temporary tax exemptions and seek to collect withholding income tax and VAT on interest income from non-government bonds to a Fund without prior notice. If the tax exemptions are withdrawn, any taxes arising from or to a Fund may be directly borne by, or indirectly passed on to, the Fund, which may substantially impact its NAV. As with any NAV adjustment, investors may be advantaged or disadvantaged depending on when the investors purchased or sold shares of the Fund. Any changes in PRC tax law, future clarifications thereof, and/or subsequent retroactive enforcement by the PRC tax authorities may result in a loss that could be material to a Fund. BFA will keep the provisioning policy for tax liability under review and may, in its discretion from time to time, make a provision for potential tax liabilities if in its opinion such provision is warranted or as further publicly clarified by the PRC.
Risk of Investing in Chinese Equity Markets.  There are several types of Chinese equity securities:
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H-shares, which are securities of companies incorporated in the PRC that are denominated in Hong Kong dollars and listed on the Stock Exchange of Hong Kong (“SEHK”);
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A-shares, which are securities of companies incorporated in the PRC that are denominated in renminbi and listed on the Shanghai Stock Exchange (“SSE”) and the Shenzhen Stock Exchange (“SZSE”);
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B-shares, which are securities of companies incorporated in the PRC that are denominated in U.S. dollars (in the case of the SSE) or Hong Kong dollars (in the case of the SZSE) and listed on the SSE and the SZSE;
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Red-Chips, which are Hong Kong-listed securities issued by companies that are incorporated in certain foreign jurisdictions and that are controlled, directly or indirectly, by entities owned by the national government or local governments in the PRC and derive substantial revenues from or allocate substantial assets in the PRC; and
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P-Chips, which are Hong Kong-listed securities issued by companies that are incorporated in certain foreign jurisdictions and that are controlled, directly or indirectly, by individuals in the PRC and derive substantial revenues from or allocate substantial assets in the PRC.
Securities listed on the SSE or the SZSE are divided into two classes: A-shares, which are mostly limited to domestic investors, and B-shares, which are allocated for both international and domestic investors. The A-shares market is generally subject to greater government restrictions, including trading suspensions, which may lead to increased liquidity risks. The B-shares market is generally smaller and less liquid and has a smaller issuer base than the A-shares market, which may lead to significant price volatility. B-shares, H-shares, P-Chips or Red-Chips of issuers that also issue A-shares may trade at significant discounts to their A-shares counterparts. The issuance of B-shares and H-shares by Chinese companies and the ability to obtain a “back-door listing” through Red-Chips or P-Chips is still regarded by the Chinese authorities as an experiment in economic reform. “Back-door listing” is a means by which a mainland Chinese company issues Red-Chips or P-Chips to obtain quick access to international listing and international capital. These share mechanisms are subject to the political and economic policies in China. Market developments, adverse investor perceptions, regulatory and government
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intervention (including the possibility of widespread trading suspensions implemented by regulators) and other factors may make it difficult to acquire, dispose of or value Chinese securities, which would lead to adverse effects to a Fund.
Risk of Investing in A-shares through Stock Connect. A Fund that invests in A-shares does so through the Shanghai-Hong Kong Stock Connect program (“Shanghai Connect”) or the Shenzhen-Hong Kong Stock Connect program (“Shenzhen Connect,” and together with Shanghai Connect, “Stock Connect”). Stock Connect is a securities trading and clearing program with an aim to achieve mutual stock market access between the PRC and Hong Kong. Stock Connect was developed by Hong Kong Exchanges and Clearing Limited, the SSE (in the case of Shanghai Connect) or the SZSE (in the case of Shenzhen Connect), and China Securities Depository and Clearing Corporation Limited (“CSDCC”). Under Stock Connect, a Fund’s trading of eligible A-shares listed on the SSE or the SZSE, as applicable, would be effectuated through its Hong Kong brokers. Investing in A-shares through Stock Connect is subject to trading, clearance, settlement and other procedures, which could pose risks to a Fund.
Although no individual investment quotas or licensing requirements apply to investors in Stock Connect, trading through Stock Connect is subject to a daily quota (the “Daily Quota”), which limits the maximum net purchases under Stock Connect each day. The Daily Quota does not belong to a Fund and is utilized on a first-come-first-serve basis. As such, buy orders for A-shares would be rejected once the Daily Quota is exceeded (although a Fund will be permitted to sell A-shares regardless of the Daily Quota balance). The Daily Quota may restrict a Fund’s ability to invest in A-shares through Stock Connect on a timely basis, which could affect the Fund’s ability to effectively pursue its investment strategy. The Daily Quota is also subject to change.
A-shares purchased through Stock Connect generally may only be sold or otherwise transferred through Stock Connect and in accordance with applicable rules. In order to comply with applicable local market rules and to facilitate orderly operations of a Fund, including the timely settlement of Stock Connect trades placed by or on behalf of the Fund, BFA utilizes an operating model that will only be used by iShares ETFs with investments in A-shares through Stock Connect. Such operating model may reduce the risks of trade failures; however, it will also allow Stock Connect trades to be settled without the prior verification by a Fund. Accordingly, this operating model may subject a Fund to additional risks, including an increased risk of inadvertently exceeding certain trade or other restrictions or limits placed on the Fund and/or its affiliates, and a heightened risk of erroneous trades, which may negatively impact the Fund.
While A-shares must be designated as eligible to be traded through Stock Connect (such eligible A-shares listed on the SSE, the “SSE Securities,” and such eligible A-shares listed on the SZSE, the “SZSE Securities”), those A-shares may also lose such designation, and if this occurs, such A-shares may be sold but could no longer be purchased through Stock Connect. With respect to sell orders through Stock Connect, the SEHK carries out pre-trade checks to ensure an investor has sufficient A- shares in its account before the market opens on the trading day. Accordingly, if there are insufficient A-shares in an investor’s account before the market opens on the trading day, the sell order will be rejected, which may adversely impact a Fund’s performance.
In addition, Stock Connect operates only on days when both the Chinese and the Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. Therefore, an investment in A-shares through Stock Connect may subject a Fund to the risk of price fluctuations on days when the Chinese markets are open, but Stock Connect is not trading. Each of the SEHK, SSE and SZSE reserves the right to suspend trading through Stock Connect under certain circumstances. Where such a suspension of trading is effected, a Fund’s ability to access A-shares through Stock Connect will be adversely affected. In addition, if one or both of the Chinese and Hong Kong markets are closed on a U.S. trading day, a Fund may not be able to acquire or dispose of A-shares through Stock Connect in a timely manner, which could adversely affect the Fund’s performance.
A Fund’s investments in A-shares through Stock Connect are held by its custodian in accounts in the Central Clearing and Settlement System (“CCASS”) maintained by the Hong Kong Securities Clearing Company Limited (“HKSCC”), which in turn holds the A-shares, as the nominee holder, through an omnibus securities account in its name registered with the CSDCC.
The precise nature and rights of a Fund as the beneficial owner of the SSE Securities or SZSE Securities through HKSCC as nominee is not well defined under PRC law. There is a lack of a clear definition of, and distinction between, legal ownership and beneficial ownership under PRC law and there have been few cases involving a nominee account structure in the PRC courts. The exact nature and methods of enforcement of the rights and interests of a Fund under PRC law is also uncertain.
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In the unlikely event that HKSCC becomes subject to winding up proceedings in Hong Kong, there is a risk that the SSE Securities or SZSE Securities may not be regarded as held for the beneficial ownership of a Fund or as part of the general assets of HKSCC available for general distribution to its creditors.
Notwithstanding the fact that HKSCC does not claim proprietary interests in the SSE Securities or SZSE Securities held in its omnibus stock account in the CSDCC, the CSDCC as the share registrar for SSE- or SZSE-listed companies will still treat HKSCC as one of the shareholders when it handles corporate actions in respect of such SSE Securities or SZSE Securities.
HKSCC monitors the corporate actions affecting SSE Securities and SZSE Securities and keeps participants of CCASS informed of all such corporate actions that require CCASS participants to take steps in order to participate in them. A Fund will therefore depend on HKSCC for both settlement and notification and implementation of corporate actions.
The HKSCC is responsible for the clearing, settlement and provision of depositary, nominee and other related services of the trades executed by Hong Kong market participants and investors. Accordingly, investors do not hold SSE Securities or SZSE Securities directly; rather, they are held through their brokers’ or custodians’ accounts with CCASS. The HKSCC and the CSDCC establish clearing links and each has become a participant of the other to facilitate clearing and settlement of cross-border trades. Should CSDCC default and the CSDCC be declared as a defaulter, HKSCC’s liabilities in Stock Connect under its market contracts with clearing participants will be limited to assisting clearing participants in pursuing their claims against the CSDCC. In that event, a Fund may suffer delays in the recovery process or may not be able to fully recover its losses from the CSDCC.
Market participants are able to participate in Stock Connect subject to meeting certain information technology capability, risk management and other requirements as may be specified by the relevant exchange and/or clearing house. Further, the “connectivity” in Stock Connect requires the routing of orders across the borders of Hong Kong and the PRC. This requires the development of new information technology systems on the part of the SEHK and exchange participants. There is no assurance that these systems will function properly or will continue to be adapted to changes and developments in both markets. In the event that the relevant systems fail to function properly, trading in A-shares through Stock Connect could be disrupted, and a Fund’s ability to achieve its investment objective may be adversely affected.
The Shanghai Connect program, launched in November 2014, and the Shenzhen Connect program, launched in December 2016, do not have an extensive operating history. Stock Connect is subject to regulations promulgated by regulatory authorities and implementation rules made by the stock exchanges in the PRC and Hong Kong. There is no certainty as to how the current regulations will be applied or interpreted going forward, and new or revised regulations may be issued from time to time by the regulators and stock exchanges in China and Hong Kong in connection with operations, legal enforcement and cross-border trades under Stock Connect. In addition, there can be no assurance that Stock Connect will not be discontinued. A Fund may be adversely affected as a result of such changes. Furthermore, the securities regimes and legal systems of China and Hong Kong differ significantly and issues may arise based on these differences. Further, different fees, costs and taxes are imposed on foreign investors acquiring A-shares through Stock Connect, and these fees, costs and taxes may be higher than comparable fees, costs and taxes imposed on owners of other Chinese securities providing similar investment exposure.
A-Share Market Suspension Risk. A-shares may only be bought from, or sold to, a Fund at times when the relevant A-shares may be sold or purchased on the relevant Chinese stock exchange. The A-shares market can have a higher propensity for trading suspensions than many other global equity markets. Trading suspensions in certain stocks could lead to greater market execution risk, valuation risks and liquidity risks and costs for a Fund, as well as for Authorized Participants that create and redeem Creation Units of the Fund. The SSE and SZSE currently apply a daily limit, set at 10%, of the amount of fluctuation permitted in the prices of A-shares during a single trading day. The daily limit refers to price movements only and does not restrict trading within the relevant limit. There can be no assurance that a liquid market on an exchange will exist for any particular A-share or for any particular time. This could increase a Fund’s tracking error and/or cause a Fund to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Given that the A-shares market is considered volatile and unstable (with the risk of widespread trading suspensions or government intervention), the creation and redemption of Creation Units may also be disrupted.
Risk of Investing in Developed Countries.  Many countries with developed markets have recently experienced significant economic pressures. These countries generally tend to rely on the services sectors (e.g., the financial services sector) as the primary source of economic growth and may be susceptible to the risks of individual service sectors. For example, companies in the financial services sector are subject to governmental regulation and, recently, government intervention, which may
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adversely affect the scope of their activities, the prices they can charge and amount of capital they must maintain. Dislocations in the financial sector and perceived or actual governmental influence over certain financial companies may lead to credit rating downgrades and, as a result, impact, among other things, revenue growth for such companies. If financial companies experience a prolonged decline in revenue growth, certain developed countries that rely heavily on financial companies as an economic driver may experience a correlative slowdown. Concerns have emerged with respect to the economic health of certain developed countries. These concerns primarily stem from heavy indebtedness of many developed countries and their perceived inability to continue to service high debt loads without simultaneously implementing stringent austerity measures. Such concerns have led to tremendous downward pressure on the economies of these countries. As a result, it is possible that interest rates on debt of certain developed countries may rise to levels that make it difficult for such countries to service such debt. Spending on health care and retirement pensions in most developed countries has risen dramatically. Medical innovation, extended life expectancy and higher public expectations are likely to continue the increase in health care and pension costs. Any increase in health care and pension costs will likely have a negative impact on the economic growth of many developed countries. Certain developed countries rely on imports of certain key items, such as crude oil, natural gas, and other commodities. As a result, an increase in demand for, or price fluctuations of, certain commodities may negatively affect developed country economies. Developed market countries generally are dependent on the economies of certain key trading partners. Changes in any one economy may cause an adverse impact on several developed countries. In addition, heavy regulation of, among others, labor and product markets may have an adverse effect on certain issuers. Such regulations may negatively affect economic growth or cause prolonged periods of recession. Such risks, among others, may adversely affect the value of the Fund’s or an Underlying Fund's investments.
Risk of Investing in Eastern Europe.  Investing in the securities of issuers located or operating in Eastern Europe is highly speculative and involves risks not usually associated with investing in the more developed markets of Western Europe. Certain Eastern European countries have high public debt levels, significant underground economies, high unemployment and emigration of skilled workers. Such countries generally have a history of political instability, limited infrastructure and an inefficient public sector prone to endemic corruption. Political and economic reforms are too recent to establish a definite trend away from centrally planned economies and state-owned industries. In the past, some Eastern European governments have expropriated substantial amounts of private property, and many claims of the property owners have never been fully settled.
Many Eastern European countries continue to move toward market economies at different paces with different characteristics. Many Eastern European securities markets are generally underdeveloped with low, irregular trading volumes, dubious investor protections, and often a dearth of reliable corporate information. Eastern European securities markets are generally subject to less government supervision and regulation and may be less liquid and more volatile than securities markets in the U.S. or Western European countries. Legal institutions governing private and foreign investments and private property may be relatively nascent, inefficient, and unevenly enforced or inequitably enforced. Certain Eastern European governments may exercise substantial influence over many aspects of the private sector and may own or control many companies. Future government actions could have a significant effect on the economic conditions in such countries, which could have a negative impact on the Fund’s investments. Information and transaction costs, differential taxes, and sometimes political or transfer risk give a comparative advantage to the domestic investor rather than the foreign investor.
Eastern European economies may also be particularly susceptible to changes in the international credit markets due to their reliance on bank related inflows of capital. Changes to the economies of countries with substantial foreign direct investment in certain Eastern European countries may negatively affect the region’s economy. The economy of certain Eastern European countries may be adversely affected by global prices for manufactured goods or commodity price declines to the extent that a country relies on the export of such products.
Geopolitical events and other instability in certain Eastern European countries may cause uncertainty in the region’s financial markets and adversely affect the performance of the issuers to which the Fund has exposure. These markets may be particularly sensitive to social, political, economic, and currency events in Russia and may suffer heavy losses as a result of their trading and investment links to the Russian economy and currency. Russia has historically asserted its influence in the region using diplomatic, informational, military, and economic instruments of national power, as it did with Georgia in the summer of 2008 and Ukraine beginning in 2014, and most recently on February 24, 2022.
Russian Invasion of Ukraine. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Disruptions caused by Russian
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military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, import and export restrictions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, may impact Russia's economy, Russian issuers of securities in which the Fund invests, or the economies of Europe as a whole. Actual and threatened responses to Russian military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and are likely to have collateral impacts on such sectors across Europe and globally.
Risk of Investing in Emerging Markets.  Investments in emerging market countries may be subject to greater risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) companies, custodians, clearinghouses, foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer's ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on standard payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) there may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign parties; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities; and (xi) lack of financial reporting on a regular basis, substandard disclosure and differences in accounting standards may make it difficult to ascertain the financial health of an issuer. The Fund is not actively managed and does not select investments based on investor protection considerations.
Emerging market securities markets are typically marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. In addition, brokerage and other costs associated with transactions in emerging market securities can be higher, sometimes significantly, than similar costs incurred in securities markets in developed countries. Although some emerging markets have become more established and tend to issue securities of higher credit quality, the markets for securities in other emerging market countries are in the earliest stages of their development, and these countries issue securities across the credit spectrum. Even the markets for relatively widely traded securities in emerging market countries may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities markets of developed countries. The limited size of many of these securities markets can cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, prices may be unduly influenced by traders who control large positions in these markets. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of emerging market country securities may also affect the Underlying Fund's ability to accurately value its portfolio securities or to acquire or dispose of securities at the price and time it wishes to do so or in order to meet redemption requests.
Many emerging market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Sudden changes in governments may result in policies which are less favorable to investors such as policies designed to expropriate or nationalize “sovereign” assets. Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.
Investment in the securities markets of certain emerging market countries is restricted or controlled to varying degrees. These restrictions may limit an Underlying Fund's investment in certain emerging market countries and may increase the expenses of the Underlying Fund. Certain emerging market countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the company available for purchase by nationals.
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Many emerging market countries lack the social, political, and economic stability characteristic of the U.S. Political instability among emerging market countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars, and religious oppression. Economic instability in emerging market countries may take the form of: (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation; and (v) imposition of trade barriers.
An  Underlying Fund's income and, in some cases, capital gains from foreign securities will be subject to applicable taxation in certain of the emerging market countries in which it invests, and treaties between the U.S. and such countries may not be available in some cases to reduce the otherwise applicable tax rates.
Emerging markets also have different clearance and settlement procedures, and in certain of these emerging markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.
In the past, certain governments in emerging market countries have become overly reliant on the international capital markets and other forms of foreign credit to finance large public spending programs, which in the past have caused huge budget deficits. Often, interest payments have become too overwhelming for a government to meet, representing a large percentage of total GDP. These foreign obligations have become the subject of political debate and served as fuel for political parties of the opposition, which pressure the government not to make payments to foreign creditors, but instead to use these funds for, among other things, social programs. Either due to an inability to pay or submission to political pressure, foreign governments have been forced to seek a restructuring of their loan and/or bond obligations, have declared a temporary suspension of interest payments or have defaulted. These events have adversely affected the values of securities issued by foreign governments and corporations domiciled in those countries and have negatively affected not only their cost of borrowing, but their ability to borrow in the future as well.
Risk of Investing in Europe.  Investing in European countries exposes the Fund or an Underlying Fund to the economic and political risks associated with Europe in general and the specific European countries in which it invests. The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. The Fund or an Underlying Fund may invest in securities of issuers that are domiciled in, have significant operations in, or that are listed on at least one securities exchange within member states of the European Union (the “EU”). A number of countries within the EU are also members of the Economic and Monetary Union (the “eurozone”) and have adopted the euro as their currency. Eurozone membership requires member states to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Changes in import or export tariffs, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro and other currencies of certain EU countries which are not in the eurozone, the default or threat of default by an EU member state on its sovereign debt, and/or an economic recession in an EU member state may have a significant adverse effect on the economies of other EU member states and their trading partners. Although certain European countries are not in the eurozone, many of these countries are obliged to meet the criteria for joining the eurozone.
Consequently, these countries must comply with many of the restrictions noted above. The European financial markets have experienced volatility and adverse trends due to concerns about economic downturns, government debt levels and the possible default of government debt in several European countries, including, but not limited to, Austria, Belgium, Cyprus, France, Greece, Ireland, Italy, Portugal, Spain and Ukraine. In order to prevent further economic deterioration, certain countries, without prior warning, can institute “capital controls.” Countries may use these controls to restrict volatile movements of capital entering and exiting their country. Such controls may negatively affect an Underlying Fund’s or an Underlying Fund's investments. A default or debt restructuring by any European country would adversely impact holders of that country’s debt and sellers of credit default swaps linked to that country’s creditworthiness, which may be located in countries other than those listed above. In addition, the credit ratings of certain European countries were downgraded in the past. These events have adversely affected the value and exchange rate of the euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the euro and non-EU member states. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one
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or more countries may abandon the euro and/or withdraw from the EU. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching and could adversely impact the value of an Underlying Fund’s or an Underlying Fund's investments in the region.
The United Kingdom (the “U.K.”) left the EU (“Brexit”) on January 31, 2020. Brexit could adversely affect European or worldwide political, regulatory, economic or market conditions and could contribute to instability in global political institutions, regulatory agencies and financial markets.
Certain European countries have also developed increasingly strained relationships with the U.S., and if these relations were to worsen, they could adversely affect European issuers that rely on the U.S. for trade. The national politics of countries in Europe have been unpredictable and subject to influence by disruptive political groups and ideologies, including for example, secessionist movements. The governments of European countries may be subject to change and such countries may experience social and political unrest. Unanticipated or sudden political or social developments may result in sudden and significant investment losses. The occurrence of terrorist incidents throughout Europe or war in the region also could impact financial markets. The impact of these events is not clear but could be significant and far-reaching and could adversely affect the value and liquidity of the Fund's or an Underlying Fund's investments.
Russian Invasion of Ukraine. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, import and export restrictions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, may impact Russia's economy, Russian issuers of securities in which an Underlying Fund invests, or the economies of Europe as a whole. Actual and threatened responses to Russian military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and are likely to have collateral impacts on such sectors across Europe and globally.
Risk of Investing in Japan.  Japan may be subject to political, economic, labor and other risks. Any of these risks, individually or in the aggregate, can impact an investment made in Japan.
Currency Risk. The Japanese yen has fluctuated widely at times and any increase in its value may cause a decline in exports that could weaken the Japanese economy. Japan has, in the past, intervened in the currency markets to attempt to maintain or reduce the value of the yen. Japanese intervention in the currency markets could cause the value of the yen to fluctuate sharply and unpredictably and could cause losses to investors.
Economic Risk. The growth of Japan’s economy has recently lagged that of its Asian neighbors and other major developed economies. Since 2000, Japan’s economic growth rate has generally remained low relative to other advanced economies, and it may remain low in the future. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. Japan is also heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the Japanese economy.
Geographic Risk. Natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could occur in Japan or surrounding areas and could negatively affect the Japanese economy, and, in turn, could negatively affect the Fund or an Underlying Fund.
Labor Risk. Japan has an aging workforce and has experienced a significant population decline in recent years. Japan’s labor market appears to be undergoing fundamental structural changes, as a labor market traditionally accustomed to lifetime employment adjusts to meet the need for increased labor mobility, which may adversely affect Japan’s economic competitiveness.
Large Government and Corporate Debt Risk. The Japanese economy faces several concerns, including a financial system with large levels of nonperforming loans, over-leveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, and large government deficits. These issues may cause a slowdown of the Japanese economy.
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Political Risk. Historically, Japan has had unpredictable national politics and may experience frequent political turnover. Future political developments may lead to changes in policy that might adversely affect then Underlying Fund’s or an Underlying Fund's investments. In addition, China has become an important trading partner with Japan. Japan’s political relationship with China, however, has been strained. Should political tension increase, it could adversely affect the Japanese economy and destabilize the region as a whole.
Risk of Investing in the Middle East.  Many Middle Eastern countries have little or no democratic tradition, and the political and legal systems in such countries may have an adverse impact on the Fund or an Underlying Fund. Many economies in the Middle East are highly reliant on income from the sale of oil and natural gas or trade with countries involved in the sale of oil and natural gas, and their economies are therefore vulnerable to changes in the market for oil and natural gas and foreign currency values. As global demand for oil and natural gas fluctuates, many Middle Eastern economies may be significantly impacted.
In addition, many Middle Eastern governments have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, a Middle Eastern country’s government may own or control many companies, including some of the largest companies in the country. Accordingly, governmental actions in the future could have a significant effect on economic conditions in Middle Eastern countries. This could affect private sector companies and the Fund or an Underlying Fund, as well as the value of securities in such Underlying Funds' portfolios.
Certain Middle Eastern markets are in the earliest stages of development. As a result, there may be a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Brokers in Middle Eastern countries typically are fewer in number and less capitalized than brokers in the U.S.
The legal systems in certain Middle Eastern countries also may have an adverse impact on the Fund or an Underlying Fund. For example, the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation generally is limited to the amount of the shareholder’s investment. However, the notion of limited liability is less clear in certain Middle Eastern countries. Each Fund or the Underlying Funds therefore may be liable in certain Middle Eastern countries for the acts of a corporation in which it invests for an amount greater than its actual investment in that corporation. Similarly, the rights of investors in Middle Eastern issuers may be more limited than those of shareholders of a U.S. corporation. It may be difficult or impossible to obtain or enforce a legal judgment in a Middle Eastern country. Some Middle Eastern countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as an Underlying Fund. For example, certain countries may require governmental approval prior to investment by foreign persons or limit the amount of investment by foreign persons in a particular issuer. Certain Middle Eastern countries may also limit investment by foreign persons to only a specific class of securities of an issuer that may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals of the relevant Middle Eastern country.
The manner in which foreign investors may invest in companies in certain Middle Eastern countries, as well as limitations on those investments, may have an adverse impact on the operations of an Underlying Fund or the Underlying Funds. For example, in certain of these countries, an Underlying Fund may be required to invest initially through a local broker or other entity and then have the shares that were purchased re-registered in the name of the Fund or the Underlying Funds. Re-registration in some instances may not be possible on a timely basis. This may result in a delay during which an Underlying Fund may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where an Underlying Fund places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has already been filled and, consequently, an Underlying Fund may not be able to invest in the relevant company.
Substantial limitations may exist in certain Middle Eastern countries with respect to an Underlying Fund’s ability to repatriate investment income or capital gains. The Underlying Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Underlying Fund of any restrictions on investment.
Certain Middle Eastern countries may be heavily dependent upon international trade and, consequently, have been and may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These countries also have been and may continue to be adversely impacted by economic conditions in the countries with which they trade. In addition,
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certain issuers located in Middle Eastern countries in which an Underlying Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. government and the United Nations, and/or countries identified by the U.S. government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The  Underlying Fund, as an investor in such issuers, will be indirectly subject to those risks.
Certain Middle Eastern countries have strained relations with other Middle Eastern countries due to territorial disputes, historical animosities, international alliances, defense concerns or other reasons, which may adversely affect the economies of these Middle Eastern countries. Certain Middle Eastern countries experience significant unemployment, as well as widespread underemployment. There has also been a recent increase in recruitment efforts and an aggressive push for territorial control by terrorist groups in the region, which has led to an outbreak of warfare and hostilities. Warfare in Syria has spread to surrounding areas, including many portions of Iraq and Turkey. Such hostilities may continue into the future or may escalate at any time due to ethnic, racial, political, religious or ideological tensions between groups in the region or foreign intervention or lack of intervention, among other factors.
Risk of Investing in North America.  A decrease in imports or exports, changes in trade regulations or an economic recession in any North American country can have a significant economic effect on the entire North American region and on some or all of the North American countries in which certain of the Underlying Funds invest.
The U.S. is Canada's and Mexico's largest trading and investment partner. The Canadian and Mexican economies are significantly affected by developments in the U.S. economy. Since the implementation of the North American Free Trade Agreement (“NAFTA”) in 1994 among Canada, the U.S. and Mexico, total merchandise trade among the three countries has increased. However, political developments including the implementation of tariffs by the U.S., and the renegotiation of NAFTA in the form of the United States-Mexico-Canada Agreement (“USMCA”), which replaced NAFTA on July 1, 2020, could negatively affect North America’s economic outlook and, as a result, the value of securities held by an Underlying Fund. Policy and legislative changes in one country may have a significant effect on North American markets generally, as well as on the value of certain securities held by an Underlying Fund.
Risk of Investing in Russia.  Investing in the Russian securities market involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities market, and should be considered highly speculative. Risks include: the absence of developed legal structures governing private and foreign investments and private property; the possibility of the loss of all or a substantial portion of an Underlying Fund’s assets invested in Russia as a result of expropriation; certain national policies which may restrict the Underlying Fund’s investment opportunities, including, without limitation, restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and potentially greater price volatility in, significantly smaller capitalization of, and relative illiquidity of, the Russian market. There can also be no assurance that an Underlying Fund’s investments in the Russian securities market would not be expropriated, nationalized or otherwise confiscated. In the event of the settlement of any such claims or such expropriation, nationalization or other confiscation, an Underlying Fund could lose its entire investment. In addition, it may be difficult and more costly to obtain and enforce a judgment in the Russian court system.
Russia may also be subject to a greater degree of economic, political and social instability than is the case in other developed countries. Such instability may result from, among other things, the following: (i) an authoritarian government or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations, including armed conflict, with neighboring countries; and (v) ethnic, religious and racial disaffection.
The Russian economy is heavily dependent upon the export of a range of commodities including most industrial metals, forestry products and oil and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products. Any acts of terrorism or armed conflicts in Russia or internationally could have an adverse effect on the financial and commodities markets and the global economy. As Russia produces and exports large amounts of crude oil and gas, any acts of terrorism or armed conflict causing disruptions of Russian oil and gas exports could negatively affect the Russian economy and, thus, adversely affect the financial condition, results of operations or prospects of related companies. Current and future economic sanctions may also adversely affect the Russian oil, banking, mining, metals, rail, pipeline and gas sectors, among other sectors.
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The Russian government may exercise substantial influence over many aspects of the private sector and may own or control many companies. Future government actions could have a significant effect on the economic conditions in Russia, which could have a negative impact on private sector companies. There is also the possibility of diplomatic developments that could adversely affect investments in Russia. In recent years, the Russian government has begun to take bolder steps to re-assert its regional geopolitical influence (including military steps) and launched a large-scale invasion of Ukraine on February 24, 2022. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Such steps have increased tensions between Russia and its neighbors and Western countries and may negatively affect economic growth. Actual and threatened responses by other nation-states to Russia’s alleged cyber activity may have an adverse impact on the Russian economy and the Russian issuers of securities in which an Underlying Fund invests. For example, the U.S. has added certain foreign technology companies to the U.S. Department of Commerce’s Bureau of Industry and Security’s “Entity List,” which is a list of companies believed to pose a national security risk to the U.S. Actions like these may have unanticipated and disruptive effects on the Russian economy.
Russian invasion of Ukraine. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, import and export restrictions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, may impact Russia’s economy, Russian issuers of securities in which an Underlying Fund invests, or the economies of Europe as a whole. Actual and threatened responses to Russian military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and are likely to have collateral impacts on such sectors across Europe and globally.
Russia Sanctions. Governments in the U.S. and many other countries (collectively, the “Sanctioning Bodies”) have imposed economic sanctions on certain Russian individuals, including politicians, and Russian corporate and banking entities, including banning Russia from global payments systems that facilitate cross-border payments. The Sanctioning Bodies, or others, could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. These sanctions could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of an Underlying Fund to buy, sell, receive or deliver those securities and/or assets. Recently, Russia has issued a number of countersanctions, some of which restrict the distribution of profits by limited liability companies (e.g., dividends), and prohibits Russian persons from entering into transactions with designated persons from “unfriendly states” as well as the export of raw materials or other products from Russia to certain sanctioned persons.
The sanctions against certain Russian issuers include prohibitions on transacting in or dealing in issuances of debt or equity of such issuers. Compliance with each of these sanctions has and may continue to impair the ability of an Underlying Fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. If it becomes impracticable or unlawful for an Underlying Fund to hold securities subject to, or otherwise affected by, sanctions (collectively, “affected securities”), or if deemed appropriate by BFA, an Underlying Fund may prohibit in-kind deposits of the affected securities in connection with creation transactions and instead require a cash deposit, which may also increase an Underlying Fund’s transaction costs. An Underlying Fund may also be legally required to freeze assets in a blocked account.
Sanctions have resulted in Russia taking counter measures or retaliatory actions, which has impaired the value and liquidity of Russian securities. These retaliatory measures include the immediate freeze of Russian assets held by an Underlying Fund. Due to such a freeze of these assets, including depositary receipts, an Underlying Fund may need to liquidate non-restricted assets in order to satisfy any Fund redemption orders. The liquidation of Fund assets during this time may also result in an Underlying Fund receiving substantially lower prices for its securities. Russia may implement additional retaliatory measures, which may further impair the value and liquidity of Russian securities and the ability of the Fund to receive dividend payments. Recently, Russia has issued a number of countersanctions, some of which restrict the distribution of profits by limited liability companies (e.g., dividends), and prohibits Russian persons from entering into transactions with designated persons from “unfriendly states” as well as the export of raw materials or other products from Russia to certain sanctioned persons. Russian companies may be unable to pay dividends and, if they pay dividends, the Fund may be unable to receive them.
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These sanctions, the decision by Russia to suspend trading on the Moscow Exchange (MOEX) and prohibit non-resident investors from executing security sales, and other events have led to changes in certain of the Underlying Indexes of the Underlying Funds. The Underlying Fund’s Index Providers have removed Russian securities where present in an Underlying Index of an Underlying Fund. To the extent that an Underlying Fund rebalances its portfolio and trades in non-Russian securities to seek to track the investment results of its underlying index, this may result in transaction costs and increased tracking error. The Underlying Funds are currently restricted from trading in Russian securities, including those in their portfolios, while an Underlying Fund's Underlying Index has removed Russian securities. For Underlying Funds with Russian securities, this disparity will also lead to increased tracking error. The inability of an Underlying Fund to trade in Russian securities may adversely affect an Underlying Fund’s ability to meet its investment objective. It is unknown when, or if, sanctions may be lifted or an Underlying Fund’s ability to trade in Russian securities will resume.
Also, if an affected security is included in an Underlying Fund’s underlying index, an Underlying Fund may, where practicable, seek to eliminate its holdings of the affected security by employing or augmenting its representative sampling strategy to seek to track the investment results of its underlying index. The use of (or increased use of) a representative sampling strategy may increase an Underlying Fund’s tracking error risk. If the affected securities constitute a significant percentage of the underlying index, an Underlying Fund may not be able to effectively implement a representative sampling strategy, which may result in significant tracking error between an Underlying Fund’s performance and the performance of its underlying index.
Risk of Investing in Saudi Arabia.   The ability of foreign investors (such as an Underlying Fund) to invest in the securities of Saudi Arabian issuers is relatively new. Such ability could be restricted by the Saudi Arabian government at any time, and unforeseen risks could materialize with respect to foreign ownership in such securities. In addition, the Capital Market Authority (“CMA”) places investment limitations on the ownership of the securities of Saudi Arabian issuers by foreign investors, including a limitation on an Underlying Fund’s ownership of the securities of any single issuer listed on the Saudi Arabian Stock Exchange, which may prevent an Underlying Fund from investing in accordance with its strategy and contribute to tracking error against the Underlying Index. These restrictions may be changed or new restrictions, such as licensing requirements, special approvals or additional foreign taxes, may be instituted at any time. An Underlying Fund may not be able to obtain or maintain any such licenses or approvals and may not be able to buy and sell securities at full value. Major disruptions or regulatory changes could occur in the Saudi Arabian market, any of which could negatively impact an Underlying Fund. These risks may be exacerbated, compared to more developed markets, given the limited history of foreign investment in the Saudi Arabian market. Investments in Saudi Arabia may also be subject to loss due to expropriation or nationalization of assets and property or the imposition of restrictions on additional foreign investments and repatriation of capital. Such heightened risks may include, among others, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, crime and instability as a result of religious, ethnic and/or socioeconomic unrest. Saudi Arabia has privatized, or has begun the process of privatizing, certain entities and industries. Newly privatized companies may face strong competition from government-sponsored competitors that have not been privatized. In some instances, investors in newly privatized entities have suffered losses due to the inability of the newly privatized entities to adjust quickly to a competitive environment or changing regulatory and legal standards or, in some cases, due to re-nationalization of such privatized entities. There is no assurance that similar losses will not recur. Saudi Arabia is highly reliant on income from the sale of petroleum and trade with other countries involved in the sale of petroleum, and its economy is therefore vulnerable to changes in foreign currency values and the market for petroleum, as well as acts targeting petroleum production or processing facilities in Saudi Arabia. As global demand for petroleum fluctuates, Saudi Arabia may be significantly impacted. In the recent past, the Saudi Arabian government has explored privatization and diversification of the economy in the wake of a diminished petroleum market.
Like most Middle Eastern governments, the government of Saudi Arabia exercises substantial influence over many aspects of the private sector. Although liberalization in the wider economy is underway, in many areas it has lagged significantly: restrictions on foreign ownership persist, and the government has an ownership stake in many key industries. The situation is exacerbated by the fact that Saudi Arabia is governed by an absolute monarchy. Saudi Arabia has historically experienced strained relations with economic partners worldwide, including other countries in the Middle East, due to geopolitical events. Incidents involving a Middle Eastern country’s or the region’s security, including terrorism, may cause uncertainty in their markets and may adversely affect its economy and an Underlying Fund’s investments.
Governmental actions in the future could have a significant effect on economic conditions in Saudi Arabia, which could affect private sector companies and an Underlying Fund, as well as the value of securities in an Underlying Fund’s portfolio. Any
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economic sanctions on Saudi Arabian individuals or Saudi Arabian corporate entities, or even the threat of sanctions, may result in the decline of the value and liquidity of Saudi Arabian securities, a weakening of the Saudi riyal or other adverse consequences to the Saudi Arabian economy. Any sanctions could also result in the immediate freeze of Saudi Arabian securities and/or funds investing in prohibited assets, impairing the ability of an Underlying Fund to buy, sell, receive or deliver those securities and/or assets. In addition, Saudi Arabia’s economy relies heavily on cheap, foreign labor, and changes in the availability of this labor supply could have an adverse effect on the economy.
The securities markets in Saudi Arabia may not be as developed as those in other countries. As a result, securities markets in Saudi Arabia are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. Shares of certain Saudi Arabian companies tend to trade less frequently than those of companies on exchanges in more developed markets. Such infrequent trading may adversely affect the pricing of these securities and an Underlying Fund’s ability to sell these securities in the future.
Although the political situation in Saudi Arabia is largely stable, Saudi Arabia has historically experienced political instability, and there remains the possibility that the stability will not hold in the future or that instability in the larger Middle East region could adversely impact the economy of Saudi Arabia. Instability may be caused by military developments, government interventions in the marketplace, terrorism, extremist attitudes, attempted social or political reforms, religious differences, or other factors. Additionally, anti-Western views held by certain groups in the Middle East may influence government policies regarding foreign investment. Further developments in U.S. relations with Saudi Arabia and other Middle-Eastern countries may affect these attitudes and policies. The U.S. is a significant trading partner of, or foreign investor in, Saudi Arabia. As a result, economic conditions of Saudi Arabia may be particularly affected by changes in the U.S. economy. A decrease in U.S. imports or exports, new trade and financial regulations or tariffs, changes in the U.S. dollar exchange rate or an economic slowdown in the U.S. may have a material adverse effect on the economic conditions of Saudi Arabia and, as a result, securities to which an Underlying Fund has exposure. Political instability in North Africa and the larger Middle East region has caused significant disruptions to many industries. Continued political and social unrest in these areas may negatively affect the value of securities in an Underlying Fund’s portfolio.
Certain issuers located in Saudi Arabia may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. An Underlying Fund, as an investor in such issuers, will be indirectly subject to those risks.
Risk of Investing in the Basic Materials Industry.  Issuers in the basic materials industry could be adversely affected by commodity price volatility, inflation, exchange rate fluctuations, social and political unrest, import controls and increased competition. Companies in the basic materials industry may be subject to swift fluctuations in supply and demand. Fluctuations may be caused by events relating to political and economic developments, the environmental impact of basic materials operations, and the success of exploration projects. Production of industrial materials often exceeds demand as a result of over-building or economic downturns, leading to poor investment returns. Issuers in the basic materials industry are at risk for environmental damage and product liability claims and may be adversely affected by depletion of resources, delays in technical progress, labor relations, tax and government regulations related to changes to, among other things, energy and environmental policies.
Risk of Investing in the Communication Services Sector.  The communication services sector consists of both companies in the telecommunication services industry as well as those in the media and entertainment industry. Examples of companies in the telecommunication services industry group include providers of fiber-optic, fixed-line, cellular and wireless telecommunications networks. Companies in the media and entertainment industry group encompass a variety of services and products including television broadcasting, gaming products, social media, networking platforms, online classifieds, online review websites, and Internet search engines. Companies in the communication services sector may be affected by industry competition, substantial capital requirements, government regulation, and obsolescence of communications products and services due to technological advancement. Fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company's profitability. In addition, while all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.
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The communication services sector of a country’s economy is often subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new regulatory requirements may negatively affect the business of communications companies. Government actions around the world, specifically in the area of pre-marketing clearance of products and prices, can be arbitrary and unpredictable. The communications services industry can also be significantly affected by intense competition for market share, including competition with alternative technologies such as wireless communications, product compatibility and standardization, consumer preferences, rapid product obsolescence, research and development of new products, lack of standardization or compatibility with existing technologies, and a dependency on patent and copyright protections. Companies in the communication services sector may encounter distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in developing new products and services using new technology. Technological innovations may make the products and services of certain communications companies obsolete.
Telecommunications providers with exposure to the U.S. are generally required to obtain franchises or licenses in order to provide services in a given location. Licensing and franchise rights in the telecommunications sector are limited, which may provide an advantage to certain participants. Limited availability of such rights, high barriers to market entry and regulatory oversight, among other factors, have led to consolidation of companies within the sector, which could lead to further regulation or other negative effects in the future. Telecommunication providers investing in non-U.S. countries may be subject to similar risks. Additional risks include those related to competitive challenges in the U.S. from non-U.S. competitors engaged in strategic joint ventures with U.S. companies and in non-U.S. markets from both U.S. and non-U.S. competitors.
Companies in the media and entertainment industries can be significantly affected by several factors, including competition, particularly in formulation of products and services using new technologies, cyclicality of revenues and earnings, a potential decrease in the discretionary income of targeted individuals, changing consumer tastes and interests, and the potential increase in government regulation. Companies in the media and entertainment industries may become obsolete quickly. Advertising spending can be an important revenue source for media and entertainment companies. During economic downturns advertising spending typically decreases and, as a result, media and entertainment companies tend to generate less revenue.
Risk of Investing in the Consumer Discretionary Sector.  Companies engaged in the design, production or distribution of products or services for the consumer discretionary sector (including, without limitation, television and radio broadcasting, manufacturing, publishing, recording and musical instruments, motion pictures, photography, amusement and theme parks, gaming casinos, sporting goods and sports arenas, camping and recreational equipment, toys and games, apparel, travel-related services, automobiles, hotels and motels, and fast food and other restaurants) are subject to the risk that their products or services may become obsolete quickly. The success of these companies can depend heavily on disposable household income and consumer spending. During periods of an expanding economy, the consumer discretionary sector may outperform the consumer staples sector, but may underperform when economic conditions worsen. Moreover, the consumer discretionary sector can be significantly affected by several factors, including, without limitation, the performance of domestic and international economies, exchange rates, changing consumer preferences, demographics, marketing campaigns, cyclical revenue generation, consumer confidence, commodity price volatility, labor relations, interest rates, import and export controls, intense competition, technological developments and government regulation.
Risk of Investing in the Consumer Services Industry.  The success of firms in the consumer services industry and certain retailers (including food and beverage, general retailers, media, and travel and leisure) is tied closely to the performance of the domestic and international economy, interest rates, exchange rates, competition and consumer confidence. The consumer services industry depends heavily on disposable household income and consumer spending. Companies in the consumer services industry may be subject to severe competition, which may also have an adverse impact on their profitability. Companies in the consumer services industry are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. Changes in demographics and consumer preferences may affect the success of consumer service providers.
Risk of Investing in the Consumer Staples Sector.  Companies in the consumer staples sector may be adversely affected by changes in the global economy, consumer spending, competition, demographics and consumer preferences, and production spending. Companies in the consumer staples sector may also be affected by changes in global economic, environmental and political events, economic conditions, the depletion of resources, and government regulation. For instance, government regulations may affect the permissibility of using various food additives and production methods of companies that make food products, which could affect company profitability. In addition, tobacco companies may be adversely affected by the
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adoption of proposed legislation and/or by litigation. Companies in the consumer staples sector also may be subject to risks pertaining to the supply of, demand for and prices of raw materials. The prices of raw materials fluctuate in response to a number of factors, including, without limitation, changes in government agricultural support programs, exchange rates, import and export controls, changes in international agricultural and trading policies, and seasonal and weather conditions. Companies in the consumer staples sector may be subject to severe competition, which may also have an adverse impact on their profitability.
Risk of Investing in the Energy Sector.  Companies in the energy sector are strongly affected by the changes in and volatility of global energy prices, energy supply and demand, government regulations and policies, energy production and conservation efforts, technological change, development of alternative energy sources, and other factors that they cannot control. Energy companies may have relatively high levels of debt and may be more likely to restructure their businesses if there are downturns in energy markets or in the global economy. If an energy company in an Underlying Fund's portfolio becomes distressed, the Underlying Fund could lose all or a substantial portion of its investment. The energy sector is cyclical and is highly dependent on commodity prices. Prices and supplies of energy may fluctuate significantly over short and long periods of time due to, among other things, national and international political changes, Organization of Petroleum Exporting Countries (“OPEC”) policies, changes in relationships among OPEC members and between OPEC and oil-importing nations, the regulatory environment, taxation policies, the enactment or cessation of trade sanctions, war or other geopolitical conflicts, and the economies of key energy-consuming countries. Companies in the energy sector may be adversely affected by terrorism, cyber incidents, natural disasters or other catastrophes. Companies in the energy sector are at risk of liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims. Significant oil and gas deposits are located in emerging markets countries where corruption and security may raise significant risks, in addition to the other risks of investing in emerging markets. Additionally, the Middle East, where many companies in the energy sector may operate, has experienced conflict and unrest. Companies in the energy sector may also be adversely affected by changes in exchange rates, interest rates, economic conditions, tax treatment, government regulation and intervention, negative perception, efforts at energy conservation and world events in the regions in which the companies operate (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). Because a significant portion of revenues of companies in this sector is derived from a relatively small number of customers that are largely composed of governmental entities and utilities, governmental budget constraints may have a significant impact on companies in this sector. The energy sector is highly regulated. Entities operating in the energy sector are subject to significant regulation of nearly every aspect of their operations by governmental agencies. Such regulation can change rapidly or over time in both scope and intensity. Stricter laws, regulations or enforcement policies could be enacted, which would likely increase compliance costs and may materially adversely affect the financial performance of companies in the energy sector.
The energy sector may experience significant market volatility. For example, Russia’s large-scale invasion of Ukraine on February 24, 2022 led to further disruptions and increased volatility in the energy and commodity futures markets due to actual and potential disruptions in the supply and demand for certain commodities, including oil and natural gas. The U.S. and other actors have enacted various sanctions and restrictions on business dealings with Russia, which include restrictions on imports of oil, natural gas and coal. The effect of the current sanctions and restrictions, as well as the extent and duration of the Russian military action, additional sanctions and associated market disruptions on the energy sector, are impossible to predict and depend on a number of factors. The effect of these events or any related developments could be significant and may have a severe adverse effect on the performance of an Underlying Fund.
Risk of Investing in the Financials Sector.  Companies in the financials sector include small, regional and money center banks, securities brokerage firms, asset management companies, savings banks and thrift institutions, specialty finance companies (e.g., credit card, mortgage providers), insurance and insurance brokerage firms, consumer finance firms, financial conglomerates and foreign banking and financial companies.
Most financial companies are subject to extensive governmental regulation, which limits their activities and may affect their ability to earn a profit from a given line of business. Government regulation may change frequently and may have significant adverse consequences for companies in the financials sector, including effects not intended by the regulation. Direct governmental intervention in the operations of financial companies and financial markets may materially and adversely affect the companies in which an Underlying Fund invests, including legislation in many countries that may increase government regulation, repatriation and other intervention. The impact of governmental intervention and legislative changes on any individual financial company or on the financials sector as a whole cannot be predicted. The valuation of financial companies has been and continues to be subject to unprecedented volatility and may be influenced by unpredictable factors, including
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interest rate risk and sovereign debt default. Certain financial businesses are subject to intense competitive pressures, including market share and price competition. Financial companies in foreign countries are subject to market-specific and general regulatory and interest rate concerns. In particular, government regulation in certain foreign countries may include taxes and controls on interest rates, credit availability, minimum capital requirements, bans on short sales, limits on prices and restrictions on currency transfers. In addition, companies in the financials sector may be the targets of hacking and potential theft of proprietary or customer information or disruptions in service, which could have a material adverse effect on their businesses.
The profitability of banks, savings and loan associations and other financial companies is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change; for instance, when interest rates go up, the value of securities issued by many types of companies in the financials sector generally goes down. In other words, financial companies may be adversely affected in certain market cycles, including, without limitation, during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and during periods of declining economic conditions, which may cause, among other things, credit losses due to financial difficulties of borrowers.
In addition, general economic conditions are important to the operations of these companies, and financial difficulties of borrowers may have an adverse effect on the profitability of financial companies. Companies in the financials sector are exposed directly to the credit risk of their borrowers and counterparties, who may be leveraged to an unknown degree, including through swaps and other derivatives products, and who at times may be unable to meet their obligations to the financial services companies. Financial services companies may have significant exposure to the same borrowers and counterparties, with the result that a borrower’s or counterparty’s inability to meet its obligations to one company may affect other companies with exposure to the same borrower or counterparty. This interconnectedness of risk, including cross-default risk, may result in significant negative impacts to the financial condition and reputation of companies with direct exposure to the defaulting counterparty as well as adverse cascading effects in the markets and the financials sector generally. Financial companies can be highly dependent upon access to capital markets, and any impediments to such access, such as adverse overall economic conditions or a negative perception in the capital markets of a financial company’s financial condition or prospects, could adversely affect its business. Deterioration of credit markets can have an adverse impact on a broad range of financial markets, causing certain financial companies to incur large losses. In these conditions, companies in the financials sector may experience significant declines in the valuation of their assets, take actions to raise capital and even cease operations. Some financial companies may also be required to accept or borrow significant amounts of capital from government sources and may face future government-imposed restrictions on their businesses or increased government intervention. In addition, there is no guarantee that governments will provide any such relief in the future. These actions may cause the securities of many companies in the financials sector to decline in value.
Risk of Investing in the Healthcare Sector.  Companies in the healthcare sector are often issuers whose profitability may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising or falling costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, a limited number of products, industry innovation, changes in technologies and other market developments. Many healthcare companies are heavily dependent on patent protection and the actual or perceived safety and efficiency of their products.
Patents have a limited duration, and, upon expiration, other companies may market substantially similar “generic” products that are typically sold at a lower price than the patented product, which can cause the original developer of the product to lose market share and/or reduce the price charged for the product, resulting in lower profits for the original developer. As a result, the expiration of patents may adversely affect the profitability of these companies.
In addition, because the products and services of many companies in the healthcare sector affect the health and well-being of many individuals, these companies are especially susceptible to extensive litigation based on product liability and similar claims. Healthcare companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the healthcare sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, which can result in increased development costs, delayed cost recovery and loss of competitive advantage to the extent that rival companies have developed competing products or procedures, adversely affecting the company’s revenues and profitability. In other words, delays in the regulatory approval process may diminish the opportunity for a company to profit from a new product or to bring a new product to market, which could have a material adverse effect on a company’s business. Healthcare companies may also be strongly affected by scientific biotechnology or technological developments, and their products may quickly become obsolete. Also, many healthcare companies offer products and services that are subject to governmental regulation and may be adversely affected by changes
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in governmental policies or laws. Changes in governmental policies or laws may span a wide range of topics, including cost control, national health insurance, incentives for compensation in the provision of healthcare services, tax incentives and penalties related to healthcare insurance premiums, and promotion of prepaid healthcare plans. In addition, a number of legislative proposals concerning healthcare have been considered by the U.S. Congress in recent years. It is unclear what proposals will ultimately be enacted, if any, and what effect they may have on companies in the healthcare sector.
Additionally, the expansion of facilities by healthcare-related providers may be subject to “determinations of need” by certain government authorities. This process not only generally increases the time and costs involved in these expansions, but also makes expansion plans uncertain, limiting the revenue and profitability growth potential of healthcare-related facilities operators and negatively affecting the prices of their securities. Moreover, in recent years, both local and national governmental budgets have come under pressure to reduce spending and control healthcare costs, which could both adversely affect regulatory processes and public funding available for healthcare products, services and facilities.
Risk of Investing in the Industrials Sector.  The value of securities issued by companies in the industrials sector may be adversely affected by supply of and demand for both their specific products or services and for industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, trade disputes, world events and economic conditions may affect the performance of companies in the industrials sector. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. For example, commodity price declines and unit volume reductions resulting from an over-supply of materials used in the industrials sector can adversely affect the sector. Furthermore, companies in the industrials sector may be subject to liability for environmental damage, product liability claims, depletion of resources, and mandated expenditures for safety and pollution control.
Risk of Investing in the Information Technology Sector.  Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. Finally, while all companies may be susceptible to network security breaches, certain companies in the information technology sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses. These risks are heightened for information technology companies in foreign markets.
Risk of Investing in the Materials Sector.  Companies in the materials sector may be adversely affected by commodity price volatility, exchange rate fluctuations, social and political unrest, war, import or export controls, increased competition, depletion of resources, technical progress, labor relations and government regulations, and mandated expenditures for safety and pollution control, among other factors. Such risks may adversely affect the issuers to which the Fund has exposure. Companies in the materials sector are also at risk of liability for environmental damage and product liability claims. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns. These risks are heightened for companies in the materials sector located in foreign markets.
Risk of Investing in the Real Estate Industry.  Companies in the real estate industry include companies that invest in real estate, such as REITs, real estate holding and operating companies or real estate development companies (collectively, “Real Estate Companies”). Investing in Real Estate Companies exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which Real Estate Companies are organized and operated. The real estate industry is highly sensitive to general and local economic conditions and developments, and characterized by intense competition and periodic overbuilding. Investing in Real Estate Companies involves various risks. Some risks that are specific to Real Estate Companies are discussed in greater detail below.
Concentration Risk. Real Estate Companies may own a limited number of properties and concentrate their investments in a particular geographic region or property type. Economic downturns affecting a particular region, industry or property type may lead to a high volume of defaults within a short period.
45

Distressed Investment Risk. Real Estate Companies may invest in distressed, defaulted or out-of-favor bank loans. Identification and implementation by a Real Estate Company of loan modification and restructure programs involves a high degree of uncertainty. Even successful implementation may still require adverse compromises and may not prevent bankruptcy. Real Estate Companies may also invest in other debt instruments that may become non-performing, including the securities of companies with higher credit and market risk due to financial or operational difficulties. Higher risk securities may be less liquid and more volatile than the securities of companies not in distress.
Illiquidity Risk. Investing in Real Estate Companies may involve risks similar to those associated with investing in small-capitalization companies. Real Estate Company securities, like the securities of small-capitalization companies, may be more volatile than, and perform differently from, shares of large-capitalization companies. There may be less trading in Real Estate Company shares, which means that buy and sell transactions in those shares could have a magnified impact on share price, resulting in abrupt or erratic price fluctuations. In addition, real estate is relatively illiquid, and, therefore, a Real Estate Company may have a limited ability to vary or liquidate properties in response to changes in economic or other conditions.
Interest Rate Risk. Rising interest rates could result in higher costs of capital for Real Estate Companies, which could negatively impact a Real Estate Company’s ability to meet its payment obligations. Declining interest rates could result in increased prepayment on loans and require redeployment of capital in less desirable investments.
Leverage Risk. Real Estate Companies may use leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a Real Estate Company’s operations and market value in periods of rising interest rates. Real Estate Companies are also exposed to the risks normally associated with debt financing. Financial covenants related to a Real Estate Company’s leverage may affect the ability of the Real Estate Company to operate effectively. In addition, real property may be subject to the quality of credit extended and defaults by borrowers and tenants. If the properties do not generate sufficient income to meet operating expenses, including, where applicable, debt service, ground lease payments, tenant improvements, third-party leasing commissions and other capital expenditures, the income and ability of a Real Estate Company to make payments of any interest and principal on its debt securities will be adversely affected.
Loan Foreclosure Risk. Real Estate Companies may foreclose on loans that the Real Estate Company originated and/or acquired. Foreclosure may generate negative publicity for the underlying property that affects its market value. In addition to the length and expense of such proceedings, the validity of the terms of the applicable loan may not be recognized in foreclosure proceedings. Claims and defenses asserted by borrowers or other lenders may interfere with the enforcement of rights by a Real Estate Company. Parallel proceedings, such as bankruptcy, may also delay resolution and limit the amount of recovery on a foreclosed loan by a Real Estate Company even where the property underlying the loan is liquidated.
Management Risk. Real Estate Companies are dependent upon management skills and may have limited financial resources. Real Estate Companies are generally not diversified and may be subject to heavy cash flow dependency, default by borrowers and voluntary liquidation. In addition, transactions between Real Estate Companies and their affiliates may be subject to conflicts of interest, which may adversely affect a Real Estate Company’s shareholders. A Real Estate Company may also have joint venture investments in certain of its properties, and, consequently, its ability to control decisions relating to such properties may be limited.
Property Risk. Real Estate Companies may be subject to risks relating to functional obsolescence or reduced desirability of properties; extended vacancies due to economic conditions and tenant bankruptcies; catastrophic events such as earthquakes, hurricanes and terrorist acts; and casualty or condemnation losses. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changes in consumer preferences and values, or increasing vacancies or declining rents resulting from legal, cultural, technological, global or local economic developments.
Regulatory Risk. Real estate income and values may be adversely affected by such factors as applicable domestic and foreign laws (including tax laws). Government actions, such as tax increases, zoning law changes, mandated closures or other commercial restrictions or environmental regulations, also may have a major impact on real estate income and values. In addition, quarterly compliance with regulations limiting the proportion of asset types held by a U.S. REIT may force certain Real Estate Companies to liquidate or restructure otherwise attractive investments. Some countries may not recognize REITs or comparable structures as a viable form of real estate funds.
Underlying Investment Risk. Real Estate Companies make investments in a variety of debt and equity instruments with varying risk profiles. For instance, Real Estate Companies may invest in debt instruments secured by commercial property that have higher risks of delinquency and foreclosure than loans on single family homes due to a variety of factors associated
46

with commercial property, including the tie between income available to service debt and productive use of the property. Real Estate Companies may also invest in debt instruments and preferred equity that are junior in an issuer’s capital structure and that involve privately negotiated structures. Subordinated debt investments, such as B-Notes and mezzanine loans, involve a greater credit risk of default due to the need to service more senior debt of the issuer. Similarly, preferred equity investments involve a greater risk of loss than conventional debt financing due to their non-collateralized nature and subordinated ranking. Investments in commercial mortgage-backed securities may also be junior in priority in the event of bankruptcy or similar proceedings. Investments in senior loans may be effectively subordinated if the senior loan is pledged as collateral. The ability of a holder of junior claims to proceed against a defaulting issuer is circumscribed by the terms of the particular contractual arrangement, which vary considerably from transaction to transaction.
U.S. Tax Risk. Certain U.S. Real Estate Companies are subject to special U.S. federal tax requirements. A REIT that fails to comply with such tax requirements may be subject to U.S. federal income taxation, which may affect the value of the REIT and the characterization of the REIT’s distributions. The U.S. federal tax requirement that a REIT distribute substantially all of its net income to its shareholders may result in a REIT having insufficient capital for future expenditures. A REIT that successfully maintains its qualification may still become subject to U.S. federal, state and local taxes, including excise, penalty, franchise, payroll, mortgage recording, and transfer taxes, both directly and indirectly through its subsidiaries. Because REITs often do not provide complete tax information until after the calendar year-end, a Fund may at times need to request permission to extend the deadline for issuing your tax reporting statement or supplement the information otherwise provided to you.
Risk of Investing in the Utilities Sector.  The utilities sector may be adversely affected by changing commodity prices, government regulation stipulating rates charged by utilities, increased tariffs, changes in tax laws, interest rate fluctuations and changes in the cost of providing specific utility services. The utilities industry is also subject to potential terrorist attacks, natural disasters and severe weather conditions, as well as regulatory and operational burdens associated with the operation and maintenance of nuclear facilities. Government regulators monitor and control utility revenues and costs, and therefore may limit utility profits. Federal legislation may facilitate the construction of electric transmission lines not only by public utilities but also by independent transmission developers, which could increase competition in the wholesale electricity markets. In certain countries, regulatory authorities may also restrict a company’s access to new markets, thereby diminishing the company’s long-term prospects.
There are substantial differences among the regulatory practices and policies of various jurisdictions, and any regulatory agency may make major shifts in policy from time to time. There is no assurance that regulatory authorities will, in the future, grant rate increases. Additionally, existing and possible future regulatory legislation may make it even more difficult for utilities to obtain adequate relief. Certain of the issuers of securities held in an Underlying Fund's portfolio may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing policies and impose additional requirements governing the licensing, construction and operation of nuclear power plants. Prolonged changes in climate conditions can also have a significant impact on both the revenues of an electric and gas utility as well as the expenses of a utility, particularly a hydro-based electric utility.
The rates that traditional regulated utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Rate changes may occur only after a prolonged approval period or may not occur at all, which could adversely affect utility companies when costs are rising. The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. As a result, some companies may be forced to defend their core business and may be less profitable. Deregulation may also permit a utility company to expand outside of its traditional lines of business and engage in riskier ventures.
Proxy Voting Policies
The Board has delegated the voting of proxies for each Fund’s securities to BFA pursuant to (i) the Open-End Active and Fixed Income Index Fund Proxy Voting Policy (the “Active Fund Proxy Voting Policy”), with respect to certain Funds, and (ii) the Index Equity Fund Proxy Voting Policy, with respect to certain other Funds, as applicable. Please refer to the table below, which discloses the policy applicable to each Fund in this SAI. Information that does not apply to a Fund does not form a part
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of that Fund’s SAI and should not be relied on by investors in that Fund. Only information that is clearly identified as applicable to a Fund is considered to form a part of that Fund’s SAI.
With respect to Funds covered by the Active Fund Proxy Voting Policy, BFA has adopted the BlackRock Active Investment Stewardship - Global Engagement and Voting Guidelines (the “BAIS Guidelines”). Certain of such Funds, as listed within the Active Fund Proxy Voting Policy and as disclosed in the table below, follow supplemental guidelines within the BAIS Guidelines that are applicable to certain climate and decarbonization issues (the “BAIS Climate and Decarbonization Stewardship Guidelines”).
With respect to Funds covered by the Index Equity Fund Proxy Voting Policy, BFA has adopted the BlackRock Investment Stewardship (“BIS”) Global Benchmark Policy, comprised of the Global Principles for Benchmark Policies, regional voting guidelines, and engagement priorities, which are each available upon request. In addition, certain of such Funds, as listed within the Index Equity Fund Proxy Voting Policy and as disclosed in the table below, follow supplemental guidelines that are applicable to certain climate and decarbonization issues (the “BIS Climate and Decarbonization Stewardship Guidelines”).

Fund	Open-End Active and Fixed Income Index Fund Proxy Voting Policy	BAIS Climate and Decarbonization Stewardship Guidelines Apply	Index Equity Fund Proxy Voting Policy	BIS Climate and Decarbonization Stewardship Guidelines Apply
iShares Morningstar Multi-Asset Income ETF			X
If a Fund invests in an underlying fund managed by BlackRock, the Fund will use its proxy voting policy when voting on proxies for the underlying fund while the underlying fund will use its proxy voting policy when voting proxies on investments the underlying fund holds. Therefore, the Fund may use the Active Fund Proxy Voting Policy while an underlying fund may use the Index Equity Fund Proxy Voting Policy, and the opposite is also true.
Copies of the Active Fund Proxy Voting Policy, Index Equity Fund Proxy Voting Policy, the BAIS Guidelines, the Global Principles for Benchmark Policies and the BIS Climate and Decarbonization Stewardship Guidelines are included in Appendix A of this SAI.
Information with respect to how proxies relating to each Fund’s portfolio securities, when available, were voted during the 12-month period ended June 30 is available: (i) without charge, upon request, by calling 1-800-iShares (1-800-474-2737) or through the Fund’s website at www.blackrock.com/proxyrecords; and (ii) on the SEC’s website at www.sec.gov.
Portfolio Holdings Information
On each Business Day (as defined in the Creation and Redemption of Creation Units section of this SAI), prior to the opening of regular trading on the Fund’s primary listing exchange, the Fund discloses on its website (www.iShares.com) certain information relating to the portfolio holdings that will form the basis of the Fund’s next net asset value per share calculation.
In addition, certain information may also be made available to certain parties:
•
Communications of Data Files: The Fund may make available through the facilities of the National Securities Clearing Corporation (“NSCC”) or through posting on the www.iShares.com, prior to the opening of trading on each business day, a list of the Fund’s holdings (generally pro-rata) that Authorized Participants could deliver to the Fund to settle purchases of the Fund (i.e., Deposit Securities) or that Authorized Participants would receive from the Fund to settle redemptions of the Fund (i.e., Fund Securities). These files are known as the Portfolio Composition File and the Fund Data File (collectively, “Files”). The Files are applicable for the next trading day and are provided to the NSCC and/or posted on www.iShares.com after the close of markets in the U.S.
•
Communications with Authorized Participants, Liquidity Providers and Certain Other Third Parties: Certain employees of BlackRock are responsible for interacting with Authorized Participants and liquidity providers with respect to discussing custom basket proposals as described in the Custom Baskets section of this SAI. As part of these discussions, these employees may discuss with an Authorized Participant or liquidity provider the securities the Fund is willing to accept for a creation, and securities that the Fund will provide on a redemption.
BlackRock employees may also discuss portfolio holdings-related information with broker/dealers, in connection with settling the Fund’s transactions, and securities lending borrowers in connection with loan transactions, each as may be
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necessary to conduct business in the ordinary course in a manner consistent with the disclosure in the Fund’s current registration statement.
•
Communications with Listing Exchanges: From time to time, employees of BlackRock may discuss portfolio holdings information with the applicable primary listing exchange for the Fund as needed to meet the exchange listing standards.
•
Communications with Other Portfolio Managers: Certain information may be provided to employees of BlackRock who manage funds that invest a significant percentage of their assets in shares of an underlying fund as necessary to manage the fund’s investment objective and strategy.
•
Communication of Other Information: Certain explanatory information regarding the Files is released to Authorized Participants and liquidity providers on a daily basis, but is only done so after the Files are posted to www.iShares.com.
•
Third-Party Service Providers: Certain portfolio holdings information may be disclosed to Fund Trustees and their counsel, outside counsel for the Fund, auditors and to certain third-party service providers (i.e., fund administrator, custodian, proxy voting service) for which a non-disclosure, confidentiality agreement or other obligation is in place with such service providers, as may be necessary to conduct business in the ordinary course in a manner consistent with applicable policies, agreements with the Fund, the terms of the current registration statements and federal securities laws and regulations thereunder.
•
Liquidity Metrics: “Liquidity Metrics,” which seek to ascertain the Fund’s liquidity profile under BlackRock’s global liquidity risk methodology, include but are not limited to: (a) disclosure regarding the number of days needed to liquidate a portfolio or the portfolio’s underlying investments; and (b) the percentage of the Fund’s NAV invested in a particular liquidity tier under BlackRock’s global liquidity risk methodology. The dissemination of position-level liquidity metrics data and any non-public regulatory data pursuant to the Liquidity Rule (including SEC liquidity tiering) is not permitted unless pre-approved. Disclosure of portfolio-level liquidity metrics prior to 60 calendar days after calendar quarter-end requires a non-disclosure or confidentiality agreement and approval of the Trust’s Chief Compliance Officer. Portfolio-level liquidity metrics disclosure subsequent to 60 calendar days after calendar quarter-end requires the approval of portfolio management and must be disclosed to all parties requesting the information if disclosed to any party.
The Trust’s Chief Compliance Officer or his delegate may authorize disclosure of portfolio holdings information pursuant to the above policy and procedures, subject to restrictions on selective disclosure imposed by applicable law. The Board reviews the policy and procedures for disclosure of portfolio holdings information at least annually.
Construction and Maintenance of the Underlying Index
A description of the Underlying Index is provided below.
With respect to certain underlying indexes of the iShares funds, BFA or its affiliates have held discussions with the applicable index provider regarding their business interest in licensing an index to track a particular market segment and conveyed investment concepts and strategies that could be considered for the index. The index provider designed and constituted such indices using concepts conveyed by BFA or its affiliates. For certain of these indices, the relevant fund may be the first or sole user of the underlying index. In its sole discretion, the index provider determines the composition of the securities and other instruments in such underlying index, the rebalance protocols of the underlying index, the weightings of the securities and other instruments in the underlying index, and any updates to the methodology. From time to time, BFA or its affiliates may also provide input relating to possible methodology changes of such underlying index pursuant to the index provider’s consultation process or pursuant to other communications with the index provider.
The Morningstar® Multi-Asset High Income IndexSM
The Morningstar Multi-Asset High Income Index is broadly diversified and seeks to deliver high current income while maintaining long-term capital appreciation. The Underlying Index consists exclusively of U.S.-listed ETFs that collectively target equity, fixed-income and alternative asset classes in fixed allocation weights. As of July 31, 2025, the Underlying Index consisted of 10 constituent ETFs.
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Index Construction.  The Underlying Index is governed by transparent, objective rules for security selection, exclusion, rebalancing, and adjustments for corporate actions, all of which are described in the Morningstar Multi-Asset High Income Index Rulebook (the “Index Rulebook”). Morningstar, Inc. (“Morningstar”) makes no subjective determinations related to index composition.
To be eligible for inclusion in the Underlying Index, an ETF must track a benchmark that is broadly representative of the asset class and be registered as an investment company under the 1940 Act. It must trade on a U.S. exchange, have at least a one year of trading history, a history of dividend payments, a three-month average daily trading volume greater than 25,000 shares, and meet certain asset minimums as elaborated in the Index Rulebook.
The goal of the Underlying Index is to represent an allocation strategy to distinct asset classes of 20% equities, 60% fixed-income and 20% in an “alternative income sources” asset class, which consists of Underlying Funds that the index provider, Morningstar, considers to exhibit both equity and fixed-income-like characteristics. Each asset class has its own risk profile. The Underlying Index is comprised of Underlying Funds, within these asset classes, that have demonstrated relatively high income on a consistent basis and meet liquidity characteristics as determined by Morningstar proprietary index methodology. The Underlying Index will not exceed 25% investments in Underlying Funds that have significant non-U.S. currency exposure.
Ineligible ETFs include those that had more than 10 non-trading days in the prior quarter, those that invest in securities of a single country, sector or industry, or in commodities, managed futures, municipal bonds, or inflation linked strategies, other allocated funds (ETF fund of funds), including any ETFs on BlackRock's Rule 12d1-4 List, available at www.iShares.com, bank loan funds, convertible bond funds and Master Limited Partnerships and any other exclusions, as defined in the Index Rulebook.
Once Morningstar has identified the investable universe, a proprietary model with an explicit preference for yield developed by Morningstar’s Investment Management Group, is applied to identify index constituents, which are then further subject to liquidity and minimum asset screens. A fixed asset allocation and capping is then applied.
Issue Changes. Securities are added or deleted from each index, on a quarterly basis, based on rules outlined for security selection, exclusion, rebalancing, and adjustments for corporate actions as set forth in the Index Rulebook.
Index Maintenance.
Scheduled Reconstitution Dates.
The Index is reconstituted quarterly. Adjustments are made on the last business day of the month in February, May, August, and November. The changes become effective on the next business day.
Scheduled Rebalancing Dates.
The index is rebalanced quarterly. Adjustments are made at the close of trade on the last business day in February, May, August, and November. The changes become effective on the next business day. The market data used for reconstitution and rebalance is as of previous month end.
Index Availability. Morningstar Indexes are calculated continuously and are available from major data vendors.
Investment Policies
The Board has adopted as fundamental policies the following numbered investment policies, which cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities. A vote of a majority of the outstanding voting securities of the Fund is defined in the 1940 Act as the lesser of (i) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund. The Fund has also adopted certain non-fundamental investment policies, including its investment objective. Non-fundamental investment policies may be changed by the Board without shareholder approval. Therefore, the Fund may change its investment objective and its Underlying Index without shareholder approval.
Fundamental Investment Policies
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The Fund will not:
1.
Concentrate its investments (i.e., invest 25% or more of its total assets in the securities of a particular industry or group of industries), except that the Fund will concentrate to approximately the same extent that the Underlying Index concentrates in the securities of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.
2.
Borrow money, except that (i) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities; and (ii) the Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (i) and (ii), the Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) is derived from such transactions. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law.
3.
Issue “senior securities” as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulation and orders thereunder.
4.
Make loans, except as permitted under the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.
5.
Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this restriction shall not prevent the Fund from investing in securities of companies engaged in the real estate business or securities or other instruments backed by real estate or mortgages), or commodities or commodity contracts (but this restriction shall not prevent the Fund from trading in futures contracts and options on futures contracts, including options on currencies to the extent consistent with the Fund’s investment objective and policies).
6.
Engage in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the 1933 Act, in disposing of portfolio securities.
Non-Fundamental Investment Policies of the Fund.
Under its non-fundamental investment restrictions, which may be changed by the Board without shareholder approval, the Fund may not:
1. Purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) of the Investment Company Act, at any time the Fund has knowledge that its shares are purchased by another investment company investor in reliance on the provisions of subparagraph (G) of Section 12(d)(1). The foregoing restriction does not restrict the Fund from acquiring the shares of registered open-end investment companies to the extent otherwise permissible under other provisions of the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.
2. In accordance with Rule 35d-1 under the 1940 Act, under normal circumstances, invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in component securities based on its Underlying Index.
The Fund will notify its shareholders at least 60 days prior to any change in its restrictions described in 2 above.
Notations Regarding the Fund’s Fundamental and Non-Fundamental Investment Policies
Unless otherwise indicated, all limitations under the Fund’s fundamental or non-fundamental investment restrictions apply only at the time that a transaction is undertaken. Any change in the percentage of the Fund’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Fund’s total assets will not require the Fund to dispose of an investment.
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Continuous Offering
The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.
For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares and sells such shares directly to customers or if it chooses to couple the creation of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all of the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.
Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Fund are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on the Listing Exchange generally is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is available only with respect to transactions on an exchange.
Management
Trustees and Officers.  The Board has responsibility for the overall management and operations of the Fund, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).
The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into the BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the iShares Complex (each, a “BlackRock Fund Complex”). The Fund is included in the iShares Complex, which includes iShares Trust, iShares U.S. ETF Trust, and iShares, Inc. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the iShares Complex, which consists of 424 funds as of November 28, 2025. With the exception of Stephen Cohen, Robert S. Kapito and Aaron Wasserman, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito and Mr. Wasserman is c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The address of Mr. Cohen is c/o BlackRock, Inc., Drapers Gardens, 12 Throgmorton Avenue, London EC2N 2DL United Kingdom. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Fund's Trustees and officers may be found in this SAI, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).
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Interested Trustees
Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[1] (1957)	Trustee (since 2009).
President of BlackRock, Inc. (since
2006); Vice Chairman of BlackRock,
Inc. and Head of BlackRock’s
Portfolio Management Group (since
its formation in 1998) and BlackRock,
Inc.’s predecessor entities (since
1988); Trustee, University of
Pennsylvania (since 2009); President
of Board of Directors, Hope & Heroes
Children’s Cancer Fund (since 2002).
Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).
Stephen Cohen[2] (1975)	Trustee (since 2024).
Senior Managing Director, Head of
Global Product Solutions of
BlackRock, Inc. (since 2024); Senior
Managing Director, Head of Europe,
Middle East and Africa Regions of
BlackRock, Inc. (2021-2024); Head of
iShares Index and Wealth in EMEA of
BlackRock, Inc. (2017-2021); Global
Head of Fixed Income Indexing of
BlackRock, Inc. (2016-2017); Chief
Investment Strategist for
International Fixed Income and
iShares of BlackRock, Inc. (2011-
2015).
Director of iShares, Inc. (since 2024); Trustee of iShares U.S. ETF Trust (since 2024).

1
Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
2
Stephen Cohen is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
Independent Trustees
Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Kerrigan (1955)	Trustee (since 2005); Independent Board Chair (since 2022).	Chief Investment Officer, Santa Clara University (2002-2025).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2022).
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Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Jane D. Carlin (1956)	Trustee (since 2015); Securities Lending Committee Chair (since 2025).
Consultant (since 2012); Member of
the Audit Committee (2012-2018),
Chair of the Nominating and
Governance Committee (2017-2018)
and Director of PHH Corporation
(mortgage solutions) (2012-2018);
Managing Director and Global Head
of Financial Holding Company
Governance & Assurance and the
Global Head of Operational Risk
Management of Morgan Stanley
(2006-2012).

Director of iShares, Inc. (since 2015);
Trustee of iShares U.S. ETF Trust
(since 2015); Member of the Audit
Committee (since 2016), Chair of the
Audit Committee (since 2020) and
Director of The Hanover Insurance
Group, Inc. (since 2016).

Richard L. Fagnani (1954)	Trustee (since 2017); 15(c) Committee Chair (since 2025).	Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
Laura F. Fergerson (1962)	Trustee (since 2024); Audit Committee Chair (since 2025).	President, Franklin Templeton Services, LLC (2017-2024); Director of the Board of Crocker Art Museum Association (since 2019); President, Crocker Art Museum Foundation (2022-2023).	Director of iShares, Inc. (since 2024); Trustee of iShares U.S. ETF Trust (since 2024).
Cecilia H. Herbert (1949)	Trustee (since 2005).
Chair of the Finance Committee
(since 2019) and Trustee and
Member of the Finance, Audit and
Quality Committees of Stanford
Health Care (since 2016); Trustee of
WNET, New York's public media
company (since 2011) and Member
of the Audit Committee (since 2018),
Investment Committee (since 2011)
and Personnel Committee (since
2022); Member of the Wyoming
State Investment Funds Committee
(since 2022); Trustee of Forward
Funds (14 portfolios) (2009-2018);
Trustee of Salient MF Trust (4
portfolios) (2015-2018); Director of
the Jackson Hole Center for the Arts
(since 2021).
Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).
54

Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
James Lam (1961)	Trustee (since 2024); Risk Committee Chair (since 2025).
President, James Lam & Associates,
Inc. (since 2002); Director of the FAIR
Institute (since 2020); adjunct
professor at Carnegie Mellon
University (since 2018); Member,
Zicklin School of Business Dean's
Council of Baruch College (since
2017); Director and Audit Committee
Chair of RiskLens, Inc. (2018-2023);
Director, Risk Oversight Committee
Chair and Audit Committee Member
of E*TRADE Financial and E*TRADE
Bank (2012-2020).
Director of iShares, Inc. (since 2024); Trustee of iShares U.S. ETF Trust (since 2024).
Drew E. Lawton (1959)	Trustee (since 2017); Fixed Income Plus Committee Chair (since 2025).	Senior Managing Director of New York Life Insurance Company (2010- 2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017); Director of Jackson Financial Inc. (since 2021).
John E. Martinez (1961)	Trustee (since 2003); Equity Plus Committee Chair (since 2025).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).
Madhav V. Rajan (1964)	Trustee (since 2011); Nominating and Governance Committee Chair (since 2025).
Dean, and George Pratt Shultz
Professor of Accounting, University
of Chicago Booth School of Business
(since 2017); Advisory Board
Member (since 2016) and Director
(since 2020) of C.M. Capital
Corporation; Chair of the Board for
the Center for Research in Security
Prices, LLC (since 2020); Director of
WellBe Senior Medical (since 2023);
Robert K. Jaedicke Professor of
Accounting, Stanford University
Graduate School of Business (2001-
2017); Professor of Law (by
courtesy), Stanford Law School
(2005-2017); Senior Associate Dean
for Academic Affairs and Head of
MBA Program, Stanford University
Graduate School of Business (2010-
2016).
Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).
55

Officers
Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years
Jessica Tan (1980)	President (since 2024).
Managing Director of BlackRock, Inc.
(since 2015); Head of Global Product
Solutions, Americas of BlackRock,
Inc. (since 2024) and Head of
Sustainable and Transition Solutions
of BlackRock, Inc. (2022-2024);
Global Head of Corporate Strategy of
BlackRock, Inc. (2019-2022); Chief of
Staff to the CEO of BlackRock, Inc.
(2017-2019).

Trent Walker (1974)	Treasurer and Chief Financial Officer (since 2020).
Managing Director of BlackRock, Inc.
(since 2019); Chief Financial Officer
of iShares Delaware Trust Sponsor
LLC, BlackRock Funds, BlackRock
Funds II, BlackRock Funds IV,
BlackRock Funds V and BlackRock
Funds VI (since 2021).

Aaron Wasserman (1974)	Chief Compliance Officer (since 2023).
Managing Director of BlackRock, Inc.
(since 2018); Chief Compliance
Officer of the BlackRock Multi-Asset
Complex, the BlackRock Fixed-
Income Complex and the iShares
Complex (since 2023); Deputy Chief
Compliance Officer for the BlackRock
Multi-Asset Complex, the BlackRock
Fixed-Income Complex and the
iShares Complex (2014-2023).

Marisa Rolland (1980)	Secretary (since 2022).	Managing Director of BlackRock, Inc. (since 2023); Director of BlackRock, Inc. (2018-2022).
Jennifer Hsui (1976)	Executive Vice President (since 2022).	Managing Director of BlackRock, Inc. (since 2009); Co-Head of Index Equity of BlackRock, Inc. (since 2022).
James Mauro (1970)	Executive Vice President (since 2021).	Managing Director of BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco Core Portfolio Management of BlackRock, Inc. (since 2020).
Elise Terry (1977)	Executive Vice President (since 2025).
Managing Director of BlackRock, Inc.
(since 2016); Head of U.S. iShares
(since 2024); Co-Head of Distribution
for U.S. Wealth Advisory (2023-2024);
National Sales Manager, Wirehouse
Channel (2020-2023).

56

Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years
Daniel Prince (1981)	Executive Vice President (since 2025).	Managing Director of BlackRock, Inc. (since 2023); Director of BlackRock, Inc. (2015-2022); Head of U.S. iShares Product (since 2025); Head of iShares Product Consulting (2015-2025).
The Board has concluded that, based on each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees, each Trustee should serve as a Trustee of the Board. Among the attributes common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Fund's investment adviser, other service providers, counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees. A Trustee’s ability to perform his or her duties effectively may have been attained through the Trustee’s educational background or professional training; business, consulting, public service or academic positions; experience from service as a Board member of the Fund and the other funds in the Trust (and any predecessor funds), other investment funds, public companies, or non-profit entities or other organizations; and/or other life experiences. Also, set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each Trustee that led the Board to conclude that he or she should serve (or continue to serve) as a Trustee.
Robert S. Kapito has been a Trustee of the Trust since 2009. Mr. Kapito has also served as a Director of iShares, Inc. since 2009, a Trustee of iShares U.S. ETF Trust since 2011 and a Director of BlackRock, Inc. since 2006. Mr. Kapito served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2010 to 2015. In addition, he has over 20 years of experience as part of BlackRock, Inc. and BlackRock’s predecessor entities. Mr. Kapito serves as President of BlackRock, Inc., and is a member of the Global Executive Committee and Chairman of the Global Operating Committee. He is responsible for day-to-day oversight of BlackRock's key operating units, including Investment Strategies, Client Businesses, Technology & Operations, and Risk & Quantitative Analysis. Prior to assuming his current responsibilities in 2007, Mr. Kapito served as Vice Chairman of BlackRock, Inc. and Head of BlackRock's Portfolio Management Group. In that role, he was responsible for overseeing all portfolio management within BlackRock, including the Fixed Income, Equity, Liquidity, and Alternative Investment Groups. Mr. Kapito serves as a member of the Board of Trustees of the University of Pennsylvania and the Harvard Business School Board of Dean’s Advisors. He has also been President of the Board of Directors for the Hope & Heroes Children's Cancer Fund since 2002. Mr. Kapito earned a BS degree in economics from the Wharton School of the University of Pennsylvania in 1979, and an MBA degree from Harvard Business School in 1983.
Stephen Cohen has been a Trustee of the Trust since 2024. Mr. Cohen has also served as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust since 2024. Mr. Cohen has also served as a Director of BlackRock Investment Management (UK) Limited, Director of BlackRock International Limited, and Director of BlackRock Group Limited since 2021. Mr. Cohen, Senior Managing Director, is BlackRock’s Chief Product Officer and a member of the Global Executive Committee. Mr. Cohen is responsible for the business strategy, innovation and commercialization of BlackRock’s full investment product platform, aligning product strategies with client needs and market trends, and unlocking new growth opportunities across iShares, Active, and Private Markets. Before assuming his current role in January 2024, Mr. Cohen served as the Head of Europe, Middle East and Africa from 2021, leading BlackRock in the region. He was previously Head of the iShares, Index and Wealth businesses in EMEA, overseeing BlackRock's relationships with wealth management firms and platforms, the development and distribution of active and index investments, and the firm’s equity index portfolio management capability in the region. Having joined BlackRock in 2011, Mr. Cohen initially served as the Chief Investment Strategist for International Fixed Income and iShares, and then, in 2016, as Global Head of Fixed Income Indexing. Prior to BlackRock, Mr. Cohen was Global Head of Equity Linked Strategy at Nomura Holdings, Inc. Mr. Cohen’s career began at UBS in 1996 before he joined ING Barings in 2003, having served as Director, Fixed Income at each firm. Mr. Cohen earned a Bachelor of Science degree in Economics from the University of Southampton, and holds certifications as a SFA Futures and Options Representative, a SFA Securities Registered Representative, and an IFPR Material Risk Taker.
John E. Kerrigan has been a Trustee of the Trust since 2005 and Chair of the Trust's Board since 2022. Mr. Kerrigan has also served as a Director of iShares, Inc. since 2005, a Trustee of iShares U.S. ETF Trust since 2011, Chair of the Equity Plus and Nominating and Governance Committees of each Board from 2019 to 2021, and as Chair of each Board since 2022. Mr.
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Kerrigan served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2010 to 2015. Mr. Kerrigan served as Chief Investment Officer of Santa Clara University from 2002 to 2025. Mr. Kerrigan was formerly a Managing Director at Merrill Lynch & Co., including the following responsibilities: Managing Director, Institutional Client Division, Western United States. Mr. Kerrigan has been a Director, since 1999, of The BASIC Fund (Bay Area Scholarships for Inner City Children). Mr. Kerrigan has a BA degree from Boston College and is a Chartered Financial Analyst Charterholder.
Jane D. Carlin has been a Trustee of the Trust since 2015 and Chair of the Securities Lending Committee since 2025. Ms. Carlin has also served as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust since 2015 and Chair of the Securities Lending Committee of each Board since 2025. Ms. Carlin has served as a consultant since 2012 and formerly served as Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley from 2006 to 2012. In addition, Ms. Carlin served as Managing Director and Global Head of the Bank Operational Risk Oversight Department of Credit Suisse Group from 2003 to 2006. Prior to that, Ms. Carlin served as Managing Director and Deputy General Counsel of Morgan Stanley. Ms. Carlin has over 30 years of experience in the financial sector and has served in a number of legal, regulatory, and risk management positions. Ms. Carlin has served as a member of the Audit Committee and as a Director of The Hanover Insurance Group, Inc., each since 2016, and as Chair of the Audit Committee since 2020. Ms. Carlin served as a member of the Audit Committee from 2012 to 2018, Chair of the Nominating and Governance Committee from 2017 to 2018 and as an Independent Director on the Board of PHH Corporation from 2012 to 2018. She previously served as a Director on the Boards of Astoria Financial Corporation and Astoria Bank. Ms. Carlin was appointed by the United States Treasury to the Financial Services Sector Coordinating Council for Critical Infrastructure Protection and Homeland Security, where she served as Chairperson from 2010 to 2012 and Vice Chair and Chair of the Cyber Security Committee from 2009 to 2010. Ms. Carlin has a BA degree in political science from State University of New York at Stony Brook and a JD degree from Benjamin N. Cardozo School of Law.
Richard L. Fagnani has been a Trustee of the Trust since 2017 and Chair of the 15(c) Committee since 2025. Mr. Fagnani has also served as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust since 2017 and Chair of the 15(c) Committee of each Board since 2025. Mr. Fagnani served as an Advisory Board Member of the Trust, iShares U.S. ETF Trust and iShares, Inc. from April 2017 to June 2017. Mr. Fagnani served as a Senior Audit Partner at KPMG LLP from 2002 to 2016, most recently as the U.S. asset management audit practice leader responsible for setting strategic direction and execution of the operating plan for the asset management audit practice. In addition, from 1977 to 2002, Mr. Fagnani served as an Audit Partner at Andersen LLP, where he developed and managed the asset management audit practice in the Philadelphia office. Mr. Fagnani served as a Trustee on the Board of the Walnut Street Theater in Philadelphia from 2009 to 2014 and as a member of the School of Business Advisory Board at LaSalle University from 2006 to 2014. Mr. Fagnani has also served as a Director of One Generation Away, a non-profit which works to bring healthy food directly to people in need, since 2021. Mr. Fagnani has a BS degree in Accounting from LaSalle University.
Laura F. Fergerson has been a Trustee of the Trust since 2024 and Chair of the Audit Committee of the Trust since 2025. Ms. Fergerson has also served as a Director of iShares, Inc., a Trustee of iShares U.S. ETF Trust since 2024, and Chair of the Audit Committee of each Board since 2025. From 2017 to 2024, Ms. Fergerson was the President of Franklin Templeton Services, LLC where she led the global fund administration division. Prior to that, she held various roles at Franklin Templeton since 1993, which included managing financial and regulatory reporting and global fund tax. Ms. Fergerson has been a Director, since 2019, of the Crocker Art Museum Association and was the President, from 2022 to 2023, of the Crocker Art Museum Foundation. Ms. Fergerson has a BA degree in Economics from the University of California, Berkeley and is a Certified Public Accountant (inactive) and a member of the American Institute of Certified Public Accountants.
Cecilia H. Herbert has been a Trustee of the Trust since 2005. Ms. Herbert has also served as a Director of iShares, Inc. since 2005, a Trustee of iShares U.S. ETF Trust since 2011 and Chair of the Trust's Board from 2016 to 2021. Ms. Herbert served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2010 to 2015. Previously, Ms. Herbert served as Trustee of the Montgomery Funds from 1992 to 2003, the Pacific Select Funds from 2004 to 2005, the Forward Funds from 2009 to 2018, the Salient Funds from 2015 to 2018 and the Thrivent Church Loan and Income Fund from 2019 to 2022. She has served as a member of the Finance, Audit and Quality Committees and Trustee of Stanford Health Care since 2016 and became Chair of the Finance Committee of Stanford Health Care in 2019. She has served as a Trustee of WNET, New York’s public media station, since 2011 and a Member of its Audit Committee since 2018. She was appointed to the Wyoming State Investment Funds Committee in 2022. She became a member of the Governing Council of the Independent Directors Council in 2018. She served as a Director of the Senior Center of Jackson Hole from 2020 to 2023 and of the Jackson Hole Center for the Arts since 2021. She was President of the Board of Catholic Charities CYO, the largest social services agency in the San Francisco Bay Area, from 2007 to 2011 and a member of that board from 1992 to 2013. From 1973 to 1990 she worked at J.P.
58

Morgan/Morgan Guaranty Trust doing international corporate finance and corporate lending, retiring as Managing Director and Head of the West Coast Office. Ms. Herbert has been on numerous non-profit boards, chairing investment and finance committees. She holds a double major in economics and communications from Stanford University and an MBA from Harvard Business School.
James Lam has been a Trustee of the Trust since 2024 and Chair of the Risk Committee of the Trust since 2025. Mr. Lam has also served as a Director of iShares, Inc., a Trustee of iShares U.S. ETF Trust since 2024, and Chair of the Risk Committee of each Board since 2025. Mr. Lam has over 40 years of experience in corporate governance and risk management as a board director, management consultant, and chief risk officer. He has previously served as a director on public, private, and fund boards, including leadership roles as the chair of the risk, audit, and compliance committees. From 2012 to 2020, Mr. Lam was a Director of E*TRADE Financial and E*TRADE Bank, where he served as Risk Oversight Committee Chair and Audit Committee Member. Mr. Lam has been President of James Lam & Associates, Inc., a risk management consulting firm serving global clients across all major industry sectors, since 2002. Previously, Mr. Lam served as Founder and President of ERisk, a Partner of Oliver Wyman, and the Chief Risk Officer of Fidelity Investments. Mr. Lam has served as a Director of the FAIR Institute, a not-for-profit organization dedicated to advancing the discipline of cyber risk quantification, since 2020. Mr. Lam is the author of “Enterprise Risk Management” and “Implementing Enterprise Risk Management,” leading risk management books. He holds the NACD Directorship Certification and the NACD CERT Certificate in Cyber-Risk Oversight. Mr. Lam has been an adjunct professor at Carnegie Mellon University since 2018 and a member of the Zicklin School of Business Dean's Council of Baruch College since 2017. Mr. Lam has a BBA from Baruch College and an MBA from the University of California, Los Angeles.
Drew E. Lawton has been a Trustee of the Trust since 2017 and Chair of the Fixed Income Plus Committee of the Trust since 2025. Mr. Lawton has also served as a Director of iShares, Inc., a Trustee of iShares U.S. ETF Trust, and Chair of the Fixed Income Plus Committee of each Board since 2025. Mr. Lawton also served as an Advisory Board Member of the Trust, iShares, Inc. and iShares U.S. ETF Trust from 2016 to 2017. Mr. Lawton served as Director of Principal Funds, Inc., Principal Variable Contracts Funds, Inc. and Principal Exchange-Traded Funds from March 2016 to October 2016. Mr. Lawton has also served as a member of the Compensation and Finance and Risk Committees and Director of Jackson Financial Inc. since 2021. Mr. Lawton served in various capacities at New York Life Insurance Company from 2010 to 2015, most recently as a Senior Managing Director and Chief Executive Officer of New York Life Investment Management. From 2008 to 2010, Mr. Lawton was the President of Fridson Investment Advisors, LLC. Mr. Lawton previously held multiple roles at Fidelity Investments from 1997 to 2008. Mr. Lawton has been an Adjunct Professor at the University of North Texas since 2021. Mr. Lawton has a BA degree in Administrative Science from Yale University and an MBA from University of North Texas.
John E. Martinez has been a Trustee of the Trust since 2003 and Chair of the Equity Plus Committee of the Trust since 2025. Mr. Martinez has also served as a Director of iShares, Inc. since 2003, a Trustee of iShares U.S. ETF Trust since 2011, and Chair of the Equity Plus Committee of each Board since 2025. Mr. Martinez served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2010 to 2015. Mr. Martinez is a Director of Real Estate Equity Exchange, Inc., providing governance oversight and consulting services to this privately held firm that develops products and strategies for homeowners in managing the equity in their homes. From 2017 to 2020, Mr. Martinez served as a Board member for the Cloudera Foundation. Mr. Martinez previously served as Director of Barclays Global Investors (“BGI”) UK Holdings, where he provided governance oversight representing BGI’s shareholders (Barclays PLC, BGI management shareholders) through oversight of BGI’s worldwide activities. Mr. Martinez also previously served as Co-Chief Executive Officer of the Global Index and Markets Group of BGI, Chairman of Barclays Global Investor Services and Chief Executive Officer of the Capital Markets Group of BGI. From 2003 to 2012, he was a Director and Executive Committee Member for Larkin Street Youth Services. He now serves on the Larkin Street Honorary Board. From 2012 to 2016, Mr. Martinez served as a Director for Reading Partners. Mr. Martinez has an AB degree in economics from The University of California, Berkeley and holds an MBA degree in finance and statistics from The University of Chicago Booth School of Business.
Madhav V. Rajan has been a Trustee of the Trust since 2011 and Chair of the Nominating and Governance Committee of the Trust since 2025. Mr. Rajan has also served as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust since 2011, and Chair of the Nominating and Governance Committee of each Board since 2025. Mr. Rajan served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2011 to 2015. Mr. Rajan is the Dean and George Pratt Shultz Professor of Accounting at the University of Chicago Booth School of Business and also serves as Chair of the Board for the Center for Research in Security Prices, LLC, an affiliate of the University of Chicago Booth School of Business, since 2020. He has served on the Advisory Board of C.M. Capital Corporation since 2016 and as a Director of C.M. Capital Corporation since 2020. Mr. Rajan has served as a director of WellBe Senior Medical since 2023. From 2001 to 2017, Mr. Rajan was the Robert K. Jaedicke
59

Professor of Accounting at the Stanford University Graduate School of Business. In April 2017, he received the school’s Robert T. Davis Award for Lifetime Achievement and Service. He has taught accounting for over 25 years to undergraduate, MBA and law students, as well as to senior executives. From 2010 to 2016, Mr. Rajan served as the Senior Associate Dean for Academic Affairs and head of the MBA Program at the Stanford University Graduate School of Business. Mr. Rajan served as editor of “The Accounting Review” from 2002 to 2008 and is co-author of “Cost Accounting: A Managerial Emphasis,” a leading cost accounting textbook. From 2013 to 2018, Mr. Rajan served on the Board of Directors of Cavium Inc., a semiconductor company. Mr. Rajan holds MS and PhD degrees in Accounting from Carnegie Mellon University.
Board – Leadership Structure and Oversight Responsibilities
Overall responsibility for oversight of the Fund rests with the Board. The Board has engaged BFA to manage the Fund on a day-to-day basis. The Board is responsible for overseeing BFA and other service providers in the operations of the Fund in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust’s charter. The Board is currently composed of eleven members, nine of whom are Independent Trustees. The Board currently conducts regular in person meetings four times a year. In addition, the Board frequently holds special in person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. The Independent Trustees meet regularly outside the presence of management, in executive session or with other service providers to the Trust.
The Board has appointed an Independent Trustee to serve in the role of Board Chair. The Board Chair’s role is to preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Board Chair may also perform such other functions as may be delegated by the Board from time to time. The Board has established seven standing Committees: a Nominating and Governance Committee, an Audit Committee, a 15(c) Committee, a Securities Lending Committee, a Risk Committee, an Equity Plus Committee and a Fixed Income Plus Committee to assist the Board in the oversight and direction of the business and affairs of the Fund, and from time to time the Board may establish ad hoc committees or informal working groups to review and address the policies and practices of the Fund with respect to certain specified matters. The Chair of each standing Committee is an Independent Trustee. The role of the Chair of each Committee is to preside at all meetings of the Committee and to act as a liaison with service providers, officers, attorneys and other Trustees between meetings. Each standing Committee meets regularly to conduct the oversight functions delegated to the Committee by the Board and reports its finding to the Board. The Board and each standing Committee conduct annual assessments of their oversight function and structure. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise independent judgment over management and it allocates areas of responsibility among committees of Independent Trustees and the full Board to enhance effective oversight.
Day-to-day risk management with respect to the Fund is the responsibility of BFA or other service providers (depending on the nature of the risk), subject to the supervision of BFA. The Fund is subject to a number of risks, including investment, compliance, operational, reputational, counterparty and valuation risks, among others. While there are a number of risk management functions performed by BFA and other service providers, as applicable, it is not possible to identify and eliminate all of the risks applicable to the Fund. The Trustees have an oversight role in this area, satisfying themselves that risk management processes and controls are in place and operating effectively. Risk oversight forms part of the Board’s general oversight of the Fund and is addressed as part of various Board and committee activities. In some cases, risk management issues are specifically addressed in presentations and discussions. For example, BFA has an independent dedicated Risk and Quantitative Analysis Group (“RQA”) that assists BFA in managing fiduciary and corporate risks, including investment, operational, counterparty credit and enterprise risk. Representatives of RQA meet with the Board to discuss their analysis and methodologies, as well as specific risk topics such as operational and counterparty risks relating to the Fund. The Board, directly or through a committee, also reviews reports from, among others, management and the independent registered public accounting firm for the Trust, as appropriate, regarding risks faced by the Fund and management’s risk functions. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Trust's compliance program, including assessments by independent third parties, and reports to the Board regarding compliance matters for the Trust and its principal service providers. In testing and maintaining the compliance program, the Chief Compliance Officer (and his or her delegates) assesses key compliance risks affecting the Fund, and addresses them in periodic reports to the Board. In addition, the Audit Committee meets with both the Fund's independent registered public accounting firm and BFA’s internal audit group to review risk controls in place that support the Fund as well as test results. Board oversight of risk is also performed as needed between meetings through communications between BFA and the Board. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight
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responsibilities. From time to time, the Board may modify the manner in which it conducts risk oversight. The Board’s oversight role does not make it a guarantor of the Fund's investment performance or other activities.
Committees of the Board of Trustees.  The members of the Audit Committee are Laura F. Fergerson (Chair), Richard L. Fagnani (Co-Chair from January 1, 2025 to June 30, 2025), Cecilia H. Herbert and John E. Martinez, each of whom is an Independent Trustee. The purposes of the Audit Committee are to assist the Board (i) in its oversight of the Trust's accounting and financial reporting principles and policies and related controls and procedures maintained by or on behalf of the Trust; (ii) in its oversight of the Trust's financial statements and the independent audit thereof; (iii) in selecting, evaluating and, where deemed appropriate, replacing the independent accountants (or nominating the independent accountants to be proposed for shareholder approval in any proxy statement); (iv) in evaluating the independence of the independent accountants; (v) in complying with legal and regulatory requirements that relate to the Trust's accounting and financial reporting, internal controls, compliance controls and independent audits; and (vi) to assume such other responsibilities as may be delegated by the Board. The Audit Committee met five times during the fiscal year ended July 31, 2025.
The members of the Nominating and Governance Committee are Madhav V. Rajan (Chair), Richard L. Fagnani, Laura F. Fergerson, and Cecilia H. Herbert, each of whom is an Independent Trustee. The Nominating and Governance Committee nominates individuals for Independent Trustee membership on the Board and recommends appointments to the Advisory Board. The Nominating and Governance Committee functions include, but are not limited to, the following: (i) reviewing the qualifications of any person properly identified or nominated to serve as an Independent Trustee; (ii) recommending to the Board and current Independent Trustees the nominee(s) for appointment as an Independent Trustee by the Board and current Independent Trustees and/or for election as Independent Trustees by shareholders to fill any vacancy for a position of Independent Trustee(s) on the Board; (iii) recommending to the Board and current Independent Trustees the size and composition of the Board and Board committees and whether they comply with applicable laws and regulations; (iv) recommending a current Independent Trustee to the Board and current Independent Trustees to serve as Board Chair; (v) periodic review of the Board's retirement policy; and (vi) recommending an appropriate level of compensation for the Independent Trustees for their services as Trustees, members or chairpersons of committees of the Board, Board Chair and any other positions as the Nominating and Governance Committee considers appropriate. The Nominating and Governance Committee does not consider Board nominations recommended by shareholders (acting solely in their capacity as a shareholder and not in any other capacity). The Nominating and Governance Committee met three times during the fiscal year ended July 31, 2025.
Each Independent Trustee serves on the 15(c) Committee. The Chair of the 15(c) Committee is Richard L. Fagnani. The principal responsibilities of the 15(c) Committee are to support, oversee and organize on behalf of the Board the process for the annual review and renewal of the Trust's advisory and sub-advisory agreements. These responsibilities include: (i) meeting with BlackRock, Inc. in advance of the Board meeting at which the Trust's advisory and sub-advisory agreements are to be considered to discuss generally the process for providing requested information to the Board and the format in which information will be provided; and (ii) considering and discussing with BlackRock, Inc. such other matters and information as may be necessary and appropriate for the Board to evaluate the investment advisory and sub-advisory agreements of the Trust. The 15(c) Committee met two times during the fiscal year ended July 31, 2025.
The members of the Securities Lending Committee are Jane D. Carlin (Chair), James C. Lam, Drew E. Lawton and John E. Martinez, each of whom is an Independent Trustee. The principal responsibilities of the Securities Lending Committee are to support, oversee and organize on behalf of the Board the process for oversight of the Trust's securities lending activities. These responsibilities include: (i) requesting that certain information be provided to the Committee for its review and consideration prior to such information being provided to the Board; (ii) considering and discussing with BlackRock, Inc. such other matters and information as may be necessary and appropriate for the Board to oversee the Trust's securities lending activities and make required findings and approvals; and (iii) providing a recommendation to the Board regarding the annual approval of the Trust's Securities Lending Guidelines and the required findings with respect to, and annual approval of, the Trust's agreement with the securities lending agent. The Securities Lending Committee met six times during the fiscal year ended July 31, 2025.
The members of the Equity Plus Committee are John E. Martinez (Chair), Jane D. Carlin, Richard L. Fagnani, and Cecilia H. Herbert, each of whom is an Independent Trustee. The principal responsibilities of the Equity Plus Committee are to support, oversee and organize on behalf of the Board the process for oversight of Trust performance and related matters for equity funds. These responsibilities include: (i) reviewing quarterly reports regarding Trust performance, secondary market trading and changes in net assets to identify any matters that should be brought to the attention of the Board; and (ii) considering
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any performance or investment related matters as may be delegated to the Committee by the Board from time to time and providing a report or recommendation to the Board as appropriate. The Equity Plus Committee met four times during the fiscal year ended July 31, 2025.
The members of the Fixed Income Plus Committee are Drew E. Lawton (Chair), Laura F. Fergerson, James C. Lam and Madhav V. Rajan, each of whom is an Independent Trustee. The principal responsibilities of the Fixed Income Plus Committee are to support, oversee and organize on behalf of the Board the process for oversight of Trust performance and related matters for fixed-income or multi-asset funds. These responsibilities include: (i) reviewing quarterly reports regarding Trust performance, secondary market trading and changes in net assets to identify any matters that should be brought to the attention of the Board; and (ii) considering any performance or investment related matters as may be delegated to the Committee by the Board from time to time and providing a report or recommendation to the Board as appropriate. The Fixed Income Plus Committee met four times during the fiscal year ended July 31, 2025.
The members of the Risk Committee are James C. Lam (Chair), Jane D. Carlin (Co-Chair from January 1, 2025 to June 30, 2025), Cecilia H. Herbert, Drew E. Lawton and Madhav V. Rajan, each of whom is an Independent Trustee. The principal responsibility of the Risk Committee is to consider and organize on behalf of the Board risk related matters of the Fund so the Board may most effectively structure itself to oversee them. The Risk Committee commenced on January 1, 2016. The Risk Committee met five times during the fiscal year ended July 31, 2025.
As the Chair of the Board, John E. Kerrigan may serve as an ex-officio member of each Committee.
The following table sets forth, as of December 31, 2024, the dollar range of equity securities beneficially owned by each Trustee in the Fund and in other registered investment companies overseen by the Trustee within the same family of investment companies as the Trust. If a fund is not listed below, the Trustee did not own any securities in that fund as of the date indicated above:
Name	Fund	Dollar Range of Equity Securities in Named Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Robert S. Kapito	None	None	None

Stephen Cohen[1]	None	None	None

John E. Kerrigan	iShares Core MSCI Emerging Markets ETF	$1-$10,000	Over $100,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares ESG Advanced MSCI EAFE ETF	$1-$10,000
	iShares ESG Advanced MSCI USA ETF	$10,001-$50,000
	iShares ESG Aware MSCI EAFE ETF	$10,001-$50,000
	iShares ESG Aware MSCI EM ETF	$1-$10,000
	iShares ESG Aware MSCI USA ETF	$10,001-$50,000
	iShares ESG Aware MSCI USA Small-Cap ETF	$10,001-$50,000
	iShares ESG MSCI KLD 400 ETF	$10,001-$50,000
	iShares Future Exponential Technologies ETF	Over $100,000
	iShares Genomics Immunology and Healthcare ETF	$50,001-$100,000
	iShares Global Clean Energy ETF	Over $100,000
	iShares Global Infrastructure ETF	Over $100,000
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Name	Fund	Dollar Range of Equity Securities in Named Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
	iShares MSCI ACWI ex U.S. ETF	Over $100,000
	iShares MSCI EAFE Growth ETF	$10,001-$50,000
	iShares MSCI EAFE Value ETF	$10,001-$50,000
	iShares MSCI Emerging Markets ex China ETF	$10,001-$50,000
	iShares MSCI USA Equal Weighted ETF	Over $100,000
	iShares ESG Optimized MSCI USA ETF	$10,001-$50,000
	iShares MSCI USA Quality Factor ETF	$10,001-$50,000
	iShares S&P 500 Growth ETF	$50,001-$100,000
	iShares S&P 500 Value ETF	$10,001-$50,000
	iShares U.S. Infrastructure ETF	$1-$10,000
	iShares U.S. Technology ETF	$10,001-$50,000

Jane D. Carlin	iShares Core MSCI EAFE ETF	$50,001-$100,000	Over $100,000
	iShares Core MSCI Emerging Markets ETF	$10,001-$50,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P Mid-Cap ETF	$10,001-$50,000
	iShares Core S&P Small-Cap ETF	Over $100,000
	iShares Global Clean Energy ETF	$1-$10,000
	iShares MSCI ACWI ex U.S. ETF	$50,001-$100,000
	iShares MSCI Global Select Metals and Mining Producers	$10,001-$50,000
	iShares Select Dividend ETF	$50,001-$100,000
	iShares Short Treasury Bond ETF	$10,001-$50,000

Richard L. Fagnani	iShares Core Dividend Growth ETF	Over $100,000	Over $100,000
	iShares Core MSCI EAFE ETF	$50,001-$100,000
	iShares Core MSCI Europe ETF	$50,001-$100,000
	iShares Core MSCI International Developed Markets ETF	Over $100,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P Small-Cap ETF	Over $100,000
	iShares Core S&P Total U.S. Stock Market ETF	Over $100,000
	iShares Core S&P U.S. Growth ETF	Over $100,000
	iShares International Dividend Growth ETF	$50,001-$100,000
	iShares Morningstar Growth ETF	Over $100,000
	iShares Morningstar Mid-Cap ETF	Over $100,000
	iShares Morningstar Mid-Cap Value ETF	$10,001-$50,000
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Name	Fund	Dollar Range of Equity Securities in Named Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
	iShares MSCI Intl Momentum Factor ETF	Over $100,000
	iShares MSCI Intl Value Factor ETF	$50,001-$100,000
	iShares U.S. Real Estate ETF	$10,001-$50,000

Laura F. Fergerson[2]	iShares Core S&P Small-Cap ETF	$50,001-$100,000	Over $100,000
	iShares Preferred and Income Securities ETF	Over $100,000
	iShares Russell 1000 Growth ETF	$50,001-$100,000
	iShares Russell 2000 Growth ETF	$50,001-$100,000

Cecilia H. Herbert	iShares 1-5 Year Investment Grade Corporate Bond ETF	$10,001-$50,000	Over $100,000
	iShares Core Dividend Growth ETF	Over $100,000
	iShares Core MSCI Total International Stock ETF	$10,001-$50,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P U.S. Growth ETF	Over $100,000
	iShares Core S&P U.S. Value ETF	Over $100,000
	iShares MSCI USA Value Factor ETF	Over $100,000

James Lam[2]	iShares 7-10 Year Treasury Bond ETF	Over $100,000	Over $100,000
	iShares 10-20 Year Treasury Bond ETF	$50,001-$100,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P Mid-Cap ETF	Over $100,000
	iShares Dow Jones U.S. ETF	Over $100,000
	iShares Global Infrastructure ETF	$50,001-$100,000
	iShares Russell 2000 Growth ETF	Over $100,000
	iShares Russell 2000 Value ETF	Over $100,000
	iShares S&P 500 Growth ETF	Over $100,000
	iShares S&P 500 Value ETF	Over $100,000
	iShares Semiconductor ETF	$50,001-$100,000
	iShares TIPS Bond ETF	Over $100,000

Drew E. Lawton	iShares 1-3 Year Treasury Bond ETF	Over $100,000	Over $100,000
	iShares 20+ Year Treasury Bond BuyWrite Strategy ETF	$50,001-$100,000
	iShares Biotechnology ETF	$50,001-$100,000
	iShares Core Dividend Growth ETF	Over $100,000
	iShares Core MSCI Total International Stock ETF	$10,001-$50,000
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Name	Fund	Dollar Range of Equity Securities in Named Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
	iShares Core S&P Total U.S. Stock Market ETF	Over $100,000
	iShares Core US Aggregate Bond ETF	$50,001-$100,000
	iShares Expanded Tech Sector ETF	$50,001-$100,000
	iShares Future Exponential Technologies ETF	Over $100,000
	iShares Global Financials ETF	$10,001-$50,000
	iShares MSCI Japan ETF	$50,001-$100,000
	iShares U.S. Financial Services ETF	$10,001-$50,000
	iShares U.S. Financials ETF	$10,001-$50,000
	iShares U.S. Healthcare ETF	Over $100,000

John E. Martinez	iShares Core MSCI International Developed Markets ETF	$10,001-$50,000	Over $100,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P Small-Cap ETF	Over $100,000
	iShares Global Consumer Staples ETF	$50,001-$100,000
	iShares Large Cap Max Buffer Sep ETF	Over $100,000
	iShares Russell 1000 ETF	Over $100,000
	iShares Russell 2000 ETF	Over $100,000

Madhav V. Rajan	iShares Core MSCI International Developed Markets ETF	Over $100,000	Over $100,000
	iShares Core S&P 500 ETF	Over $100,000

1
Appointed to serve as an Interested Trustee effective March 5, 2024.
2
Appointed to serve as an Independent Trustee effective April 8, 2024.
As of December 31, 2024, none of the Independent Trustees or their immediate family members owned beneficially or of record any securities of BFA (the Fund's investment adviser), the Distributor or any person controlling, controlled by or under common control with BFA or the Distributor.
Remuneration of Trustees and Advisory Board Members.  Effective January 1, 2025, each current Independent Trustee is paid an annual retainer of $475,000 for his or her services as a Board member to the BlackRock-advised Funds in the iShares Complex, together with out-of-pocket expenses in accordance with the Board’s policy on travel and other business expenses relating to attendance at meetings. The annual retainer for services as an Advisory Board Member is the same as the annual retainer for services as a Board member. The Independent Chair of the Board is paid an additional annual retainer of $125,000. The Chair of each of the Audit Committee, Risk Committee, Equity Plus Committee, Fixed Income Plus Committee, Securities Lending Committee, Nominating and Governance Committee and 15(c) Committee is paid an additional annual retainer of $50,000. The Co-Chair of each of the Audit Committee and Risk Committee was paid an additional retainer of $25,000. Prior to January 1, 2025, each Independent Trustee that served as a director of subsidiaries of the iShares Complex was paid an additional annual retainer of $10,000.
The table below sets forth the compensation paid to each Independent Trustee for services to the Funds and the aggregate compensation paid to them for services to the iShares Complex. Because BFA has agreed in the Investment Advisory
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Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation from its management fees. Compensation from the iShares Complex is not paid to Interested Trustees.
Trustee	Aggregate Compensation for the Funds in this SAI[1]	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Benefits Upon Retirement	Aggregate Compensation for the iShares Complex[2]
Interested Trustees:

Robert S. Kapito	None	Not Applicable	Not Applicable	None
Stephen Cohen[3]	None	Not Applicable	Not Applicable	None

Independent Trustees:

Jane D. Carlin	$1,210	Not Applicable	Not Applicable	$505,000
Richard L. Fagnani	1,199	Not Applicable	Not Applicable	515,000
Laura F. Fergerson[4]	1,050	Not Applicable	Not Applicable	341,250
Cecilia H. Herbert	1,161	Not Applicable	Not Applicable	525,000
John E. Kerrigan	1,386	Not Applicable	Not Applicable	580,000
James Lam[4]	1,050	Not Applicable	Not Applicable	341,250
Drew E. Lawton	1,219	Not Applicable	Not Applicable	500,000
John E. Martinez	1,195	Not Applicable	Not Applicable	490,000
Madhav V. Rajan	1,195	Not Applicable	Not Applicable	490,000

1
Calculated by multiplying the “Aggregate Compensation for the iShares Complex” by the number of Funds in this SAI compared to the number of funds in the iShares Complex as of the fiscal year end.
2
Includes compensation for services to iShares, Inc., iShares Trust, and iShares U.S. ETF Trust for the most recent calendar year end.
3
Appointed to serve as an Interested Trustee effective March 5, 2024.
4
Appointed to serve as an Independent Trustee effective April 8, 2024.
Control Persons and Principal Holders of Securities.
The Trustees and officers of the Trust collectively owned less than 1% of the Fund's outstanding shares as of October 31, 2025.
Although the Trust does not have information concerning the beneficial ownership of shares held in the names of Depository Trust Company (“DTC”) participants (as defined below), as of October 31, 2025, the name and percentage ownership of each DTC participant that owned of record 5% or more of the outstanding shares of the Fund were as follows:

Name and Address	Percentage of Ownership
National Financial Services LLC 245 Summer Street Boston, MA 02210	17.76%
Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	14.23%
Merrill Lynch, Pierce, Fenner & Smith Incorporated 101 Hudson Street 9th Floor Jersey City, NJ 07302-3997	13.54%
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Name and Address	Percentage of Ownership
Morgan Stanley & Co. Incorporated One Pierrepont Plaza 8th Floor Brooklyn, NY 11201	11.51%
American Enterprise Investment Services Inc. 719 Griswold St. Detroit, MI 48226	8.39%
Edward D. Jones & Co. 12555 Manchester Road Saint Louis, MO 63131	5.97%
Conflicts of Interest.  Certain activities of BlackRock, Inc., BlackRock Advisors, LLC, BlackRock Fund Advisors and the other subsidiaries of BlackRock, Inc. (collectively referred to in this section as “BlackRock”) and their respective directors, officers or employees, with respect to the Funds and/or other accounts managed by BlackRock, may give rise to actual or perceived conflicts of interest such as those described below.
BlackRock is one of the world’s largest asset management firms. BlackRock, its subsidiaries and their respective directors, officers and employees, including the business units or entities and personnel who may be involved in the investment activities and business operations of a Fund, are engaged worldwide in businesses, including managing equities, fixed income securities, cash and alternative investments, and other financial services, and have interests other than that of managing the Funds. These are considerations of which investors in a Fund should be aware, and which may cause conflicts of interest that could disadvantage a Fund and its shareholders. These businesses and interests include potential multiple advisory, transactional, financial and other relationships with, or interests in companies and interests in securities or other instruments that may be purchased or sold by a Fund.
BlackRock has proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of a Fund and/or that engage in transactions in the same types of securities, currencies and instruments as the Fund. BlackRock is also a major participant in the global currency, equities, swap and fixed income markets, in each case, for the accounts of clients and, in some cases, on a proprietary basis. As such, BlackRock is or may be actively engaged in transactions in the same securities, currencies, and instruments in which a Fund invests.
Such activities could affect the prices and availability of the securities, currencies, and instruments in which a Fund invests, which could have an adverse impact on a Fund’s performance. Such transactions, particularly in respect of most proprietary accounts or client accounts, will be executed independently of a Fund’s transactions and thus at prices or rates that may be more or less favorable than those obtained by the Fund. In addition, the portfolio holdings of certain BlackRock-advised investment vehicles managed in an identical or substantially similar manner as certain Funds are made publicly available on a more timely basis than the applicable Fund. In some cases, such portfolio holdings are made publicly available on a daily basis. While not expected, it is possible that a recipient of portfolio holdings information for such an investment vehicle could cause harm to a Fund that is managed in an identical or substantially similar manner, including by trading ahead of or against such Fund based on the information received.
When BlackRock seeks to purchase or sell the same assets for client accounts, including a Fund, the assets actually purchased or sold may be allocated among the accounts on a basis determined in its good faith discretion to be equitable. In some cases, this system may adversely affect the size or price of the assets purchased or sold for a Fund. In addition, transactions in investments by one or more other accounts managed by BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of a Fund, particularly, but not limited to, with respect to small capitalization, emerging market or less liquid strategies. This may occur with respect to BlackRock-advised accounts when investment decisions regarding a Fund are based on research or other information that is also used to support decisions for other accounts. When BlackRock implements a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for a Fund, market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Fund could otherwise be disadvantaged. BlackRock may, in certain cases, elect to
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implement internal policies and procedures designed to limit such consequences, which may cause a Fund to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so.
Conflicts may also arise because portfolio decisions regarding a Fund may benefit other accounts managed by BlackRock. For example, the sale of a long position or establishment of a short position by a Fund may impair the price of the same security sold short by (and therefore benefit) BlackRock or its other accounts or funds, and the purchase of a security or covering of a short position in a security by a Fund may increase the price of the same security held by (and therefore benefit) BlackRock or its other accounts or funds.
BlackRock, on behalf of other client accounts, on the one hand, and a Fund, on the other hand, may invest in or extend credit to different parts of the capital structure of a single issuer. BlackRock may pursue rights, provide advice or engage in other activities, or refrain from pursuing rights, providing advice or engaging in other activities, on behalf of other clients with respect to an issuer in which a Fund has invested, and such actions (or refraining from action) may have a material adverse effect on the Fund. In situations in which clients of BlackRock (including the Funds) hold positions in multiple parts of the capital structure of an issuer, BlackRock may not pursue certain actions or remedies that may be available to a Fund, as a result of legal and regulatory requirements or otherwise. BlackRock addresses these and other potential conflicts of interest based on the facts and circumstances of particular situations. For example, BlackRock may determine to rely on information barriers between different business units or portfolio management teams. BlackRock may also determine to rely on the actions of similarly situated holders of loans or securities rather than, or in connection with, taking such actions itself on behalf of the Funds.
In addition, to the extent permitted by applicable law, certain Funds may invest their assets in other funds advised by BlackRock, including funds that are managed by one or more of the same portfolio managers, which could result in conflicts of interest relating to asset allocation, timing of Fund purchases and redemptions or sales, and increased remuneration and profitability for BlackRock and/or its personnel, including portfolio managers.
In certain circumstances, BlackRock, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BlackRock. BlackRock may (but is not required to) effect purchases and sales between BlackRock clients (“cross trades”), including the Funds, if BlackRock believes such transactions are appropriate based on each party’s investment objectives and guidelines, subject to applicable law and regulation. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit BlackRock’s decision to engage in these transactions for the Funds. BlackRock may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.
BlackRock and its clients may pursue or enforce rights with respect to an issuer in which a Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of the Fund’s investments may be negatively impacted by the activities of BlackRock or its clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.
The results of a Fund’s investment activities may differ significantly from the results achieved by BlackRock for its proprietary accounts or other accounts (including investment companies or collective investment vehicles) that it manages or advises. It is possible that one or more accounts managed or advised by BlackRock and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which one or more proprietary or other accounts managed or advised by BlackRock achieve significant profits. The opposite result is also possible.
From time to time, a Fund may be restricted from purchasing or selling securities, or from engaging in other investment activities because of regulatory, legal or contractual requirements applicable to BlackRock or other accounts managed or advised by BlackRock, and/or the internal policies of BlackRock designed to comply with such requirements. As a result, there may be periods, for example, when BlackRock will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which BlackRock is performing services or when position limits have been reached. For example, the investment activities of BlackRock for its proprietary accounts and accounts under its management may limit the investment opportunities for a Fund in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.
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In connection with its management of a Fund, BlackRock may have access to certain fundamental analysis and proprietary technical models developed by BlackRock. BlackRock will not be under any obligation, however, to effect transactions on behalf of a Fund in accordance with such analysis and models. In addition, BlackRock will not have any obligation to make available any information regarding its proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of a Fund and it is not anticipated that BlackRock will have access to such information for the purpose of managing the Fund. The proprietary activities or portfolio strategies of BlackRock, or the activities or strategies used for accounts managed by BlackRock or other client accounts could conflict with the transactions and strategies employed by BlackRock in managing a Fund.
The Funds may be included in investment models developed by BlackRock for use by clients and financial advisors. To the extent clients invest in these investment models and increase the assets under management of the Funds, the investment management fee amounts paid by the Funds to BlackRock may also increase. The net asset value and liquidity of a Fund may be impacted by purchases and sales of the Fund by model-driven investment portfolios, as well as by BlackRock itself and by its advisory clients. In addition, certain principals and certain employees of a Fund’s investment adviser are also principals or employees of other business units or entities within BlackRock. As a result, these principals and employees may have obligations to such other business units or entities or their clients and such obligations to other business units or entities or their clients may be a consideration of which investors in a Fund should be aware.
BlackRock may enter into transactions and invest in securities, instruments and currencies on behalf of a Fund in which clients of BlackRock, or, to the extent permitted by the SEC and applicable law, BlackRock, serves as the counterparty, principal or issuer. In such cases, such party’s interests in the transaction will be adverse to the interests of the Fund, and such party may have no incentive to assure that the Fund obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by a Fund may enhance the profitability of BlackRock.
BlackRock may also create, write or issue derivatives for clients, the underlying securities, currencies or instruments of which may be those in which a Fund invests or which may be based on the performance of the Fund. Additionally, an affiliate of BlackRock will create, write or issue options, which may be based on the performance of certain Funds. BlackRock has entered into an arrangement with Markit Indices Limited, the index provider for underlying fixed-income indexes used by certain iShares ETFs, related to derivative fixed-income products that are based on such iShares ETFs. Trading activity in these derivative products could also potentially lead to greater liquidity for such products, increased purchase activity with respect to these iShares ETFs and increased assets under management for BlackRock. A Fund may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by BlackRock and may also enter into transactions with other clients of BlackRock where such other clients have interests adverse to those of the Fund. At times, these activities may cause business units or entities within BlackRock to give advice to clients that may cause these clients to take actions adverse to the interests of the Fund. To the extent such transactions are permitted, a Fund will deal with BlackRock on an arms-length basis.
To the extent authorized by applicable law, BlackRock may act as broker, dealer, agent, lender or adviser or in other commercial capacities for a Fund. It is anticipated that the commissions, mark-ups, markdowns, financial advisory fees, underwriting and placement fees, sales fees, financing and commitment fees, brokerage fees, other fees, compensation or profits, rates, terms and conditions charged by BlackRock will be in its view commercially reasonable, although BlackRock, including its sales personnel, will have an interest in obtaining fees and other amounts that are favorable to BlackRock and such sales personnel, which may have an adverse effect on the Funds. Index based funds may use an index provider that is affiliated with another service provider of the Fund or BlackRock that acts as a broker, dealer, agent, lender or in other commercial capacities for a Fund or BlackRock.
Subject to applicable law, BlackRock (and its personnel and other distributors) will be entitled to retain fees and other amounts that they receive in connection with their service to the Funds as broker, dealer, agent, lender, adviser or in other commercial capacities. No accounting to the Funds or their shareholders will be required, and no fees or other compensation payable by the Funds or their shareholders will be reduced by reason of receipt by BlackRock of any such fees or other amounts.
When BlackRock acts as broker, dealer, agent, adviser or in other commercial capacities in relation to the Funds, BlackRock may take commercial steps in its own interests, which may have an adverse effect on the Funds. A Fund will be required to establish business relationships with its counterparties based on the Fund’s own credit standing. BlackRock will not have any
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obligation to allow its credit to be used in connection with a Fund’s establishment of its business relationships, nor is it expected that the Fund’s counterparties will rely on the credit of BlackRock in evaluating the Fund’s creditworthiness.
BTC, an affiliate of BlackRock, pursuant to SEC exemptive relief, acts as securities lending agent to, and receives a share of securities lending revenues from, the Funds. BlackRock will also receive compensation for managing the reinvestment of the cash collateral from securities lending. There are potential conflicts of interests in managing a securities lending program, including but not limited to: (i) BlackRock as securities lending agent may have an incentive to, among other things, increase or decrease the amount of securities on loan or to lend particular securities in order to generate additional risk-adjusted revenue for BlackRock and its affiliates; and (ii) BlackRock as securities lending agent may have an incentive to allocate loans to clients that would provide more revenue to BlackRock. As described further below, BlackRock seeks to mitigate this conflict by providing its securities lending clients with equal lending opportunities over time in order to approximate pro rata allocation.
As part of its securities lending program, BlackRock indemnifies the Funds and certain other clients and/ or funds against a shortfall in collateral in the event of borrower default. On a regular basis, BlackRock calculates the potential dollar exposure of collateral shortfall resulting from a borrower default (“shortfall risk”) in the securities lending program. BlackRock establishes program-wide borrower limits (“credit limits”) to actively manage borrower-specific credit exposure. BlackRock oversees the risk model that calculates projected collateral shortfall values using loan-level factors such as loan and collateral type and market value as well as specific borrower credit characteristics. When necessary, BlackRock may adjust securities lending program attributes by restricting eligible collateral or reducing borrower credit limits. As a result, the management of program-wide exposure as well as BlackRock-specific indemnification exposure may affect the amount of securities lending activity BlackRock may conduct at any given point in time by reducing the volume of lending opportunities for certain loans (including by asset type, collateral type and/or revenue profile).
BlackRock may decline to make a securities loan on behalf of a Fund, discontinue lending on behalf of a Fund or terminate a securities loan on behalf of a Fund for any reason, including but not limited to regulatory requirements and/or market rules, liquidity considerations, or credit considerations, which may impact Funds by reducing or eliminating the volume of lending opportunities for certain types of loans, loans in particular markets, loans of particular securities or types of securities, or for loans overall. In addition, some borrowers may prefer certain BlackRock lenders that provide additional protections against lender default that are favored by their prudential regulation.
BlackRock uses a predetermined systematic process in order to approximate pro rata allocation over time. In order to allocate a loan to a portfolio: (i) BlackRock as a whole must have sufficient lending capacity pursuant to the various program limits (i.e., indemnification exposure limit and borrower credit limits); (ii) the lending portfolio must hold the asset at the time a loan opportunity arrives; and (iii) the lending portfolio must also have enough inventory, either on its own or when aggregated with other portfolios into one single market delivery, to satisfy the loan request. In doing so, BlackRock seeks to provide equal lending opportunities for all portfolios, independent of whether BlackRock indemnifies the portfolio. Equal opportunities for lending portfolios does not guarantee equal outcomes. Specifically, short and long-term outcomes for individual clients may vary due to asset mix, asset/liability spreads on different securities, and the overall limits imposed by the firm.
Purchases and sales of securities and other assets for a Fund may be bunched or aggregated with orders for other BlackRock client accounts, including with accounts that pay different transaction costs solely due to the fact that they have different research payment arrangements. BlackRock, however, is not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that bunching or aggregating is not practicable or required, or in cases involving client direction.
Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.
BlackRock does not currently enter into arrangements to use the Fund’s assets for, or participate in, soft dollars, although BlackRock may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that BlackRock receives research on this basis, many of the same conflicts related to
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traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by BlackRock.
Subject to applicable law, BlackRock may select brokers that furnish BlackRock, the Funds, other BlackRock client accounts or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in BlackRock’s view, appropriate assistance to BlackRock in the investment decision-making process (including with respect to futures, fixed-price offerings and OTC transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; research-oriented software and other services and products.
Research or other services obtained in this manner may be used in servicing any or all of the Funds and other BlackRock client accounts, including in connection with BlackRock client accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other BlackRock client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other BlackRock client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BlackRock client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Funds and to such other BlackRock client accounts. To the extent that BlackRock uses soft dollars, it will not have to pay for those products and services itself.
BlackRock, unless prohibited by applicable law, may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BlackRock believes are useful in its investment decision-making process. BlackRock may from time to time choose not to engage in the above described arrangements to varying degrees. BlackRock, unless prohibited by applicable law, may also enter into commission sharing arrangements under which BlackRock may execute transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BlackRock. To the extent that BlackRock engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.
BlackRock may utilize certain electronic crossing networks (“ECNs”) (including, without limitation, ECNs in which BlackRock has an investment or other interest, to the extent permitted by applicable law) in executing client securities transactions for certain types of securities. These ECNs may charge fees for their services, including access fees and transaction fees. The transaction fees, which are similar to commissions or markups/markdowns, will generally be charged to clients and, like commissions and markups/markdowns, would generally be included in the cost of the securities purchased. Access fees may be paid by BlackRock even though incurred in connection with executing transactions on behalf of clients, including the Funds. In certain circumstances, ECNs may offer volume discounts that will reduce the access fees typically paid by BlackRock. BlackRock will only utilize ECNs consistent with its obligation to seek to obtain best execution in client transactions.
BlackRock owns a minority interest in, and is a member of, Members Exchange (“MEMX”), a newly created U.S. stock exchange. Transactions for a Fund may be executed on MEMX if third party brokers select MEMX as the appropriate venue for execution of orders placed by BlackRock traders on behalf of client portfolios. In addition, transactions in ETF shares may be executed on MEMX if third party brokers select MEMX as the appropriate venue for the execution of such orders.
BlackRock has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Funds, and to help ensure that such decisions are made in accordance with BlackRock’s fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of BlackRock may have the effect of favoring the interests of other clients or businesses of other divisions or units of BlackRock, provided that BlackRock believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see “Proxy Voting Policies.”
It is also possible that, from time to time, BlackRock and /or its advisory clients (including other funds and separately managed accounts) may, subject to compliance with applicable law, purchase and hold shares of a Fund. Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio.
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BlackRock reserves the right, subject to compliance with applicable law, to sell into the market or redeem in Creation Units through an Authorized Participant at any time some or all of the shares of the Fund acquired for its own accounts or the account of a BlackRock advisory client. A large sale or redemption of shares of the Fund by BlackRock itself or a BlackRock advisory client could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s liquidity, investment flexibility, portfolio diversification, expense ratio or ability to comply with the listing requirements for the Fund.
It is possible that a Fund may invest in securities of, or engage in transactions with, companies in which BlackRock has significant debt or equity investments or other interests. A Fund may also invest in issuances (such as structured notes) by entities for which BlackRock provides and is compensated for cash management services relating to the proceeds from the sale of such issuances. In making investment decisions for a Fund, BlackRock is not permitted to obtain or use material non-public information acquired by any unit of BlackRock, in the course of these activities. In addition, from time to time, the activities of BlackRock may limit a Fund’s flexibility in purchases and sales of securities. As indicated below, BlackRock may engage in transactions with companies in which BlackRock-advised funds or other clients of BlackRock have an investment.
BlackRock and its personnel and other financial service providers may have interests in promoting sales of the Funds. With respect to BlackRock and its personnel, the remuneration and profitability relating to services to and sales of the Funds or other products may be greater than remuneration and profitability relating to services to and sales of certain funds or other products that might be provided or offered. BlackRock and its sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the Funds or their shareholders. BlackRock and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher than for other products or services, and the remuneration and profitability to BlackRock and such personnel resulting from transactions on behalf of or management of the Funds may be greater than the remuneration and profitability resulting from other funds or products.
Third parties, including service providers to BlackRock or the Fund, may sponsor events (including, but not limited to, marketing and promotional activities and presentations, educational training programs and conferences) for registered representatives, other professionals and individual investors. There is a potential conflict of interest as such sponsorships may defray the costs of such activities to BlackRock, and may provide an incentive to BlackRock to retain such third parties to provide services to the Fund.
BlackRock may provide valuation assistance to certain clients with respect to certain securities or other investments and the valuation recommendations made for such clients’ accounts may differ from the valuations for the same securities or investments assigned by a Fund’s pricing vendors, especially if such valuations are based on broker-dealer quotes or other data sources unavailable to the Fund’s pricing vendors. While BlackRock will generally communicate its valuation information or determinations to a Fund’s pricing vendors and/or fund accountants, there may be instances where the Fund’s pricing vendors or fund accountants assign a different valuation to a security or other investment than the valuation for such security or investment determined or recommended by BlackRock.
As disclosed in more detail in “Determination of Net Asset Value” in this SAI, when market quotations are not readily available or are believed by BlackRock to be unreliable, a Fund’s investments are valued at fair value by BlackRock. BlackRock has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act and acts through BlackRock’s Rule 2a-5 Committee (the “2a-5 Committee”), with assistance from other BlackRock pricing committees and in accordance with BlackRock’s policies and procedures (the “Valuation Procedures”). When determining a “fair value price,” the 2a-5 Committee seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset or liability in an arm’s-length transaction. The price generally may not be determined based on what a Fund might reasonably expect to receive for selling an asset or liability at a later time or if it holds the asset or liability to maturity. While fair value determinations will be based upon all available factors that BlackRock deems relevant at the time of the determination, and may be based on analytical values determined by BlackRock using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of an asset or liability. The fair value of one or more assets or liabilities may not, in retrospect, be the price at which those assets or liabilities could have been sold during the period in which the particular fair values were used in determining a Fund’s NAV. As a result, a Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued by the 2a-5 Committee at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders and may affect the amount of revenue received by BlackRock with respect to services for which it receives an asset-based fee.
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To the extent permitted by applicable law, a Fund may invest all or some of its short term cash investments in any money market fund or similarly-managed private fund advised or managed by BlackRock. In connection with any such investments, a Fund, to the extent permitted by the Investment Company Act, may pay its share of expenses of a money market fund or other similarly managed private fund in which it invests, which may result in a Fund bearing some additional expenses.
BlackRock and its directors, officers and employees, may buy and sell securities or other investments for their own accounts and may have conflicts of interest with respect to investments made on behalf of a Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers and employees of BlackRock that are the same, different from or made at different times than positions taken for the Fund. To lessen the possibility that a Fund will be adversely affected by this personal trading, the Fund, BRIL and BlackRock each have adopted a Code of Ethics in compliance with Section 17(j) of the Investment Company Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Fund’s portfolio transactions. Each Code of Ethics is also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov.
BlackRock will not purchase securities or other property from, or sell securities or other property to, a Fund, except that the Fund may in accordance with rules or guidance adopted under the Investment Company Act engage in transactions with another Fund or accounts that are affiliated with the Fund as a result of common officers, directors, or investment advisers or pursuant to exemptive orders granted to the Funds and/or BlackRock by the SEC. These transactions would be effected in circumstances in which BlackRock determined that it would be appropriate for the Fund to purchase and another client of BlackRock to sell, or the Fund to sell and another client of BlackRock to purchase, the same security or instrument on the same day. From time to time, the activities of a Fund may be restricted because of regulatory requirements applicable to BlackRock and/or BlackRock’s internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by BlackRock would not be subject to some of those considerations. There may be periods when BlackRock may not initiate or recommend certain types of transactions, or may otherwise restrict or limit its advice in certain securities or instruments issued by or related to companies for which BlackRock is performing advisory or other services or has proprietary positions. For example, when BlackRock is engaged to provide advisory or risk management services for a company, BlackRock may be prohibited from or limited in purchasing or selling securities of that company on behalf of a Fund, particularly where such services result in BlackRock obtaining material non-public information about the company (e.g., in connection with participation in a creditors’ committee). Similar situations could arise if personnel of BlackRock serve as directors of companies the securities of which the Funds wish to purchase or sell. However, if permitted by applicable law, and where consistent with BlackRock’s policies and procedures (including the necessary implementation of appropriate information barriers), the Funds may purchase securities or instruments that are issued by such companies, are the subject of an advisory or risk management assignment by BlackRock, or where personnel of BlackRock are directors or officers of the issuer.
BlackRock has adopted and implemented policies and procedures that are designed to address potential conflicts that arise in connection with the advisory services BlackRock provides to Funds and other clients. Certain BlackRock advisory personnel may take views, and make decisions or recommendations, that are different than or opposite those of other BlackRock advisory personnel. Certain portfolio management teams within BlackRock may make decisions or take (or refrain from taking) actions with respect to clients they advise in a manner different than or adverse to the decisions made or the actions taken (or not taken) by the Funds’ portfolio management teams. The various portfolio management teams may not share information with each other, including as a result of certain information barriers and other policies, and will not have any obligation or other duty to do so.
BlackRock has established certain information barriers and other policies to address the sharing of information between different businesses within BlackRock, including, effective on or about January 21, 2025, with respect to personnel responsible with managing portfolios and voting proxies with respect to certain index equity portfolios versus those responsible for managing portfolios and voting proxies with respect to all other portfolios. As a result of information barriers, certain units of BlackRock generally will not have access, or will have limited access, to certain information and personnel, including senior personnel, in other units of BlackRock, and generally will not manage the Funds with the benefit of information possessed by such other units. Therefore, BlackRock may not be able to review potential investments for the Funds with the benefit of information held by certain areas of BlackRock.
BlackRock may determine to move certain personnel, businesses, or business units from one side of an information barrier to the other side of the information barrier. In connection therewith, BlackRock personnel, businesses, and business units that
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were moved will no longer have access to the information and personnel from the side of the information barrier from which they were moved. Information obtained in connection with such changes to information barriers may limit or restrict the ability of BlackRock to engage in or otherwise effect transactions on behalf of the Funds (including purchasing or selling securities that BlackRock may otherwise have purchased or sold for a client in the absence of a change to an information barrier). Information barriers may not have their intended impact due to, for example, changes in applicable law or inadvertent crossings of the barriers, and actions by personnel on one side of a barrier may impact the potential actions of personnel on the other side of a barrier.
Although the information barriers are intended to allow for independent portfolio management decision making and proxy voting among certain BlackRock businesses, the investment activities of BlackRock for BlackRock clients, as well as BlackRock’s proprietary accounts, may nonetheless limit the investment strategies and rights of other clients (including the Funds). As BlackRock’s assets under management increases, BlackRock clients may face greater negative impacts due to ownership restrictions and limitations imposed by laws, regulations, rules, regulators, or issuers. For example, in certain circumstances where a BlackRock client invests in securities issued by companies that operate in certain industries (e.g., banking, insurance, and utilities) or in certain emerging or international markets, or are subject to regulatory or corporate ownership restrictions (e.g., with mechanisms such as poison pills in place to prevent takeovers), or where a BlackRock client invests in certain futures and derivatives, there may be limits on the aggregate amount invested by BlackRock for its clients and BlackRock’s proprietary accounts that may not be exceeded without the grant of a license or other regulatory or corporate approval, order, consent, relief, waiver or non-disapproval or, if exceeded, may cause BlackRock or its clients to be subject to enforcement actions, disgorgement of share ownership or profits, regulatory restrictions, complex compliance reporting, increased compliance costs or suffer disadvantages or business restrictions. In light of certain restrictions, BlackRock may also seek to make indirect investments (e.g., using derivatives) on behalf of its clients to receive exposure to certain securities in excess of the applicable ownership restrictions and limitations when legally permitted that will expose such clients to additional costs and additional risks, including any risks associated with investing in derivatives. There may be limited availability of derivatives that provide indirect exposure to an impacted security. In addition, BlackRock clients can be subject to more than one ownership limitation depending on each client’s holdings, and each ownership limitation can impact multiple securities held by the client. Certain clients or shareholders may have their own overlapping obligations to monitor their compliance with ownership limitations across their investments.
If certain aggregate ownership thresholds are reached either through the actions of BlackRock or a BlackRock client or as a result of corporate actions by the issuer, the ability of BlackRock on behalf of clients to purchase or dispose of investments, or exercise rights (including voting) or undertake business transactions, may be restricted by law, regulation, rule, or organizational documents or otherwise impaired. For example, to meet the requirements of an ownership limitation or restriction, a client may be unable to purchase or directly hold a security the client would otherwise purchase or hold. The limitation or restriction may be based on the holdings of other BlackRock clients instead of the specific client being restricted. For index funds, this means a fund may not be able to track its index as closely as it would if it was not subject to an ownership limitation or restriction because the fund cannot acquire the amount of the impacted security included in its index. BlackRock on behalf of its clients may limit purchases, sell existing investments, utilize indirect investments, utilize information barriers, or otherwise restrict, forgo, or limit the exercise of rights (including transferring, outsourcing, or limiting voting rights or forgoing the right to receive dividends) when BlackRock, in its sole discretion, deems it appropriate in light of potential regulatory or other restrictions on ownership or other consequences resulting from reaching investment thresholds. These types of restrictions could negatively impact a client’s performance or ability to meet its investment objective.
When BlackRock or a BlackRock client is subject to an ownership limitation, BlackRock may in its discretion seek permission from the applicable issuers or regulators to exceed the limitation. However, there is no guarantee that permission will be granted, or that, once granted, it will not be modified or revoked at a later date with minimal or no notice. The issuer and/or regulator may also require that BlackRock on behalf of itself and its clients take or refrain from taking certain actions in connection with the approval, order, consent, relief or non-disapproval, which BlackRock may accept if it believes the benefits outweigh the costs and may limit BlackRock from taking actions that it otherwise would take. In those circumstances where ownership thresholds or limitations must be observed, BlackRock seeks to allocate limited investment opportunities equitably among clients, taking into consideration benchmark weight and investment strategy. BlackRock may adopt certain controls designed to prevent the occurrence of a breach of any applicable ownership threshold or limits, including, for example, when ownership in certain securities nears an applicable threshold, BlackRock may limit additional purchases in such securities or, with respect to ETFs, remove such securities from the list of Deposit Securities to be delivered to the Fund in connection with purchases of Creation Units of such Fund. If client holdings of an issuer exceed an applicable threshold and BlackRock is unable to obtain relief to enable the continued holding of such investments, it may be necessary to reduce these positions to
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meet the applicable limitations and BlackRock or such client may be subject to regulatory actions. In these cases, the investments will be sold in a manner that BlackRock deems fair and equitable over time.
Ownership limitations are highly complex. It is possible that, despite BlackRock’s intent to either comply with or be granted permission to exceed ownership limitations, it may inadvertently breach a limit or violate the corporate or regulatory approval, order, consent, relief or non-disapproval that was obtained.
In addition to the foregoing, other ownership thresholds may trigger reporting requirements to governmental and regulatory authorities, and such reports may entail the disclosure of the identity of a client or BlackRock’s intended strategy with respect to such security or asset.
BlackRock may not serve as an Authorized Participant in the creation and redemption of iShares ETFs.
Under an ETF Services Agreement, the Fund has, when applicable, retained BRIL, an affiliate of BFA, to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units of the Fund (“ETF Services”). BRIL has engaged Citibank, N.A. (“Citibank”) as a subcontractor to provide certain ETF Services. BRIL retains a portion of the standard transaction fee received from Authorized Participants on each creation or redemption order from the Authorized Participant for the ETF Services provided. BlackRock collaborated with, and received payment from, Citibank on the design and development of the ETF Services platform. Citibank has, and from time to time may develop, additional relationships with BlackRock or funds managed by BFA and its affiliates.
In order to defray transaction expenses and protect against possible shareholder dilution, the Fund may collect certain fees from Authorized Participants in connection with cash substitutions for creation and redemption transactions. While BlackRock uses good faith estimates of the expected costs to the Fund in determining the rates for fees collected by the Fund related to creation and redemption activity, BlackRock may have incentives to improve Fund performance through the collection of these fees. As these charges are based on estimates, where the charges exceed actual transaction-related costs and/or expenses incurred by the Fund, Fund performance could improve as a result. BlackRock has established processes to oversee the determination of these estimates in an effort to mitigate this conflict.
BlackRock may maintain securities indices. To the extent permitted by applicable laws, the Funds may seek to license and use such indices as part of their investment strategy. Index based funds that seek to track the performance of securities indices also may use the name of the index or index provider in the fund name. Index providers, including BlackRock (to the extent permitted by applicable law), may be paid licensing fees for use of their index or index name. In instances where BlackRock charges a unitary management fee, BlackRock may have a financial incentive to use a BlackRock index that is less costly to BlackRock than a third party index. BlackRock may benefit from the Funds using BlackRock indices by creating increasing acceptance in the marketplace for such indices. BlackRock is not obligated to license its indices to a Fund and the Funds are under no obligation to use BlackRock indices. Any Fund that enters into a license for a BlackRock index cannot be assured that the terms of any index licensing agreement with BlackRock will be as favorable as those terms offered to other licensees.
BlackRock may enter into contractual arrangements with third-party service providers to a Fund (e.g., custodians, administrators and index providers) pursuant to which BlackRock receives fee discounts or concessions in recognition of BlackRock’s overall relationship with such service providers. BlackRock may also enter into contractual arrangements with such service providers pursuant to which BlackRock incurs additional costs if the service provider’s services are terminated with respect to a Fund. To the extent that BlackRock is responsible for paying service providers out of its fees that it receives from the Funds, the benefits of lower fees, including any fee discounts or concessions, or any additional savings, may accrue, in whole or in part, to BlackRock, which could result in conflicts of interest relating to the use or termination of service providers to a Fund. In addition, conflicts of interest may arise with respect to contractual arrangements with third-party service providers to a Fund, or the selection of such providers, particularly in circumstances where BlackRock is negotiating on behalf of both funds that have a unitary management fee and those that do not or different service providers have different fee structures.
Conflicts of interest may arise as a result of simultaneous investment management of multiple client accounts by the BlackRock’s investment professionals. For example, differences in the advisory fee structure may create the appearance of actual or potential conflicts of interest because such differences could create pecuniary incentives for BlackRock to favor one client account over another.
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BlackRock owns or has an ownership interest in certain trading, portfolio management, operations and/ or information systems used by Fund service providers. These systems are, or will be, used by a Fund service provider in connection with the provision of services to accounts managed by BlackRock and funds managed and sponsored by BlackRock, including the Funds, that engage the service provider (typically the custodian). A Fund’s service provider remunerates BlackRock for the use of the systems. A Fund service provider’s payments to BlackRock for the use of these systems may enhance the profitability of BlackRock.
BlackRock’s receipt of fees from a service provider in connection with the use of systems provided by BlackRock may create an incentive for BlackRock to recommend that a Fund enter into or renew an arrangement with the service provider.
In recognition of a BlackRock client’s overall relationship with BlackRock, BlackRock may offer special pricing arrangements for certain services provided by BlackRock. Any such special pricing arrangements will not affect Fund fees and expenses applicable to such client’s investment in a Fund.
Present and future activities of BlackRock and its directors, officers and employees, in addition to those described in this section, may give rise to additional conflicts of interest.
Investment Advisory, Administrative and Distribution Services
Investment Adviser.  BFA serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Trust, on behalf of the Fund, and BFA. BFA is a California corporation indirectly owned by BlackRock, Inc. and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the investment advisory agreement, BFA, subject to the supervision of the Board and in conformity with the stated investment policies of the Fund, manages and administers the Trust and the investment of the Fund’s assets. BFA is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of the Fund.
Pursuant to the investment advisory agreement, BFA may, from time to time, in its sole discretion and to the extent permitted by applicable law, appoint one or more sub-advisers, including, without limitation, affiliates of BFA, to perform investment advisory or other services with respect to the Fund. In addition, BFA may delegate certain of its investment advisory functions under the investment advisory agreement to one or more of its affiliates to the extent permitted by applicable law. BFA may terminate any or all sub-advisers or such delegation arrangements in its sole discretion upon appropriate notice at any time to the extent permitted by applicable law.
BFA is responsible, under the investment advisory agreement, for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. BFA is not responsible for, and the Fund will bear, the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, and litigation expenses and any extraordinary expenses (as determined by a majority of the Independent Trustees).
For its investment advisory services to each Fund in the table below, BFA is entitled to an annual investment advisory fee equal to the rate indicated below of the average daily value of each Fund’s net assets. The fees are accrued daily and typically paid monthly by the Fund.
Fund	Annual Rate
iShares Morningstar Multi-Asset Income ETF	0.25%
BFA may from time to time voluntarily waive and/or reimburse fees or expenses to reduce the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.
For the fiscal years noted below, the following table sets forth the management fees owed before any waivers and/or reimbursements and any fees or expenses waived and/or reimbursed:

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Management Fees Paid for the Fiscal Year Ended July 31, 2025	Waivers and Reimbursements of Fees and Expenses for the Fiscal Year Ended July 31, 2025[1]	Management Fees Paid for the Fiscal Year Ended July 31, 2024	Waivers and Reimbursements of Fees and Expenses for the Fiscal Year Ended July 31, 2024[1]	Management Fees Paid for the Fiscal Year Ended July 31, 2023	Waivers and Reimbursements of Fees and Expenses for the Fiscal Year Ended July 31, 2023[1]
$289,013	N/A	$308,177	$1,239	$347,154	$21,806
1
BFA has contractually agreed to waive a portion of its management fee so that the Fund’s total annual fund operating expenses after the fee waiver will not exceed 0.60% through November 30, 2026. The contractual waiver may be terminated prior to November 30, 2026 only upon written agreement of the Trust and BFA.
The investment advisory agreement with respect to the Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board, or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a majority of the Board members who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval.
The investment advisory agreement with respect to the Fund is terminable without penalty, on 60 days’ notice, by the Board or by a vote of the holders of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act). The investment advisory agreement is also terminable upon 60 days’ notice by BFA and will terminate automatically in the event of its assignment (as defined in the 1940 Act).
Portfolio Managers.  As of July 31, 2025, the individuals named as Portfolio Managers in the Fund's Prospectus were also primarily responsible for the day-to-day management of other iShares funds and certain other types of portfolios and/or accounts as follows:

Jennifer Hsui
Types of Accounts	Number	Total Assets
Registered Investment Companies	378	$2,874,920,700,000
Other Pooled Investment Vehicles	123	92,677,100,000
Other Accounts	0	N/A

Matt Waldron
Types of Accounts	Number	Total Assets
Registered Investment Companies	366	$2,868,747,500,000
Other Pooled Investment Vehicles	146	354,643,100,000
Other Accounts	74	166,574,100,000

Peter Sietsema
Types of Accounts	Number	Total Assets
Registered Investment Companies	373	$2,876,086,800,000
Other Pooled Investment Vehicles	210	898,693,700,000
Other Accounts	63	657,918,500,000

Steven White
Types of Accounts	Number	Total Assets
Registered Investment Companies	365	$2,868,471,700,000
Other Pooled Investment Vehicles	7	191,800,000
Other Accounts	0	N/A
Pursuant to BFA’s policy, investment opportunities are allocated equitably among the Fund and other portfolios and accounts. For example, under certain circumstances, an investment opportunity may be restricted due to limited supply in the market, legal constraints or other factors, in which event the investment opportunity will be allocated equitably among
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those portfolios and accounts, including the Fund, seeking such investment opportunity. As a consequence, from time to time the Fund may receive a smaller allocation of an investment opportunity than it would have if the Portfolio Managers and BFA and its affiliates did not manage other portfolios or accounts.
Like the Fund, the other portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day portfolio management generally pay an asset-based fee to BFA or its affiliates, as applicable, for its advisory services. One or more of those other portfolios or accounts, however, may pay BFA or its affiliates a performance-based fee in lieu of, or in addition to, an asset-based fee for its advisory services. A portfolio or account with a performance-based fee would pay BFA or its affiliates a portion of that portfolio’s or account’s gains, or would pay BFA or its affiliates more for its services than would otherwise be the case if BFA or any of its affiliates meets or exceeds specified performance targets. Performance-based fee arrangements could present an incentive for BFA or its affiliates to devote greater resources, and allocate more investment opportunities, to the portfolios or accounts that have those fee arrangements, relative to other portfolios or accounts, in order to earn larger fees. Although BFA and each of its affiliates have an obligation to allocate resources and opportunities equitably among portfolios and accounts and intend to do so, shareholders of the Fund should be aware that, as with any group of portfolios and accounts managed by an investment adviser and/or its affiliates pursuant to varying fee arrangements, including performance-based fee arrangements, there is the potential for a conflict of interest, which may result in the Portfolio Managers favoring those portfolios or accounts with performance-based fee arrangements.
The tables below show, for each Portfolio Manager, the number of portfolios or accounts of the types set forth in the above tables and the aggregate of total assets in those portfolios or accounts with respect to which the investment management fees are based on the performance of those portfolios or accounts as of July 31, 2025:

Jennifer Hsui
Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	N/A
Other Pooled Investment Vehicles	0	N/A
Other Accounts	0	N/A

Matt Waldron
Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	N/A
Other Pooled Investment Vehicles	0	N/A
Other Accounts	0	N/A

Peter Sietsema
Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	N/A
Other Pooled Investment Vehicles	0	N/A
Other Accounts	0	N/A

Steven White
Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	N/A
Other Pooled Investment Vehicles	0	N/A
Other Accounts	0	N/A
Portfolio Manager Compensation Overview
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The discussion below describes the Portfolio Managers' compensation as of July 31, 2025.
BlackRock, Inc.'s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock, Inc.
Each portfolio manager receives base compensation based on their position with the firm, as well as retirement and other benefits offered to all BlackRock employees. Additionally, each portfolio manager receives discretionary incentive compensation, determined based on several components, including: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the performance of portfolios managed by the portfolio manager and the team relative to the portfolios’ investment objectives (which in the case of index ETFs would be how closely the ETF tracks its underlying index), and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. Discretionary incentive compensation is paid in cash up to a certain threshold with the remaining portion represented by deferred BlackRock, Inc. stock awards. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance.
As of July 31, 2025, the Portfolio Managers did not beneficially own shares of the Funds.
Codes of Ethics.  The Trust, BFA and the Distributor have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. The codes of ethics permit personnel subject to the codes of ethics to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Fund. Each code of ethics is available by contacting BlackRock at the telephone number on the back cover of the Fund’s Prospectus or by accessing the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov.
Anti-Money Laundering Requirements.  The Fund is subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, the Fund may request information from Authorized Participants to enable it to form a reasonable belief that it knows the true identity of its Authorized Participants. This information will be used to verify the identity of Authorized Participants or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.
The Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. The Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is the Fund's policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.
Administrator, Custodian and Transfer Agent.
Citibank serves as administrator, custodian and transfer agent for the Fund under the Master Services Agreement (the “Master Services Agreement”). Citibank’s principal address is 388 Greenwich Street, New York, NY 10013. Pursuant to the Master Services Agreement with the Trust, Citibank provides necessary administrative, tax and accounting and financial reporting services for the maintenance and operations of the Trust and the Fund. In addition, Citibank makes available the office space, equipment, personnel and facilities required to provide such services. Pursuant to the Master Services Agreement with the Trust, Citibank maintains, in separate accounts, cash, securities and other assets of the Trust and the Fund, keeps all necessary accounts and records and provides other services. Citibank is required, upon the order of the Trust, to deliver securities held by Citibank and to make payments for securities purchased by the Trust for the Fund. Citibank is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the U.S. Pursuant to the Master Services Agreement with the Trust, Citibank acts as a transfer agent for the Fund’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for these services, Citibank receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by BFA. BFA pays the compensation because it has agreed to pay these operating expenses under the Investment Advisory Agreement as described therein.
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JPMorgan serves as custodian for the Fund in connection with certain securities lending activities under a Custody Services Agreement. JPMorgan’s principal address is 383 Madison Avenue, 11th Floor, New York, NY 10179. Pursuant to the Custody Services Agreement with BTC and the Trust, JPMorgan provides custody and related services required to facilitate securities lending by the Fund. JPMorgan maintains custody as may be necessary to facilitate Fund securities lending activity in coordination with other funds, maintains custodial records and provides other services. As compensation for these services, JPMorgan receives certain fees and expenses paid by BTC from its compensation for its services as securities lending agent.
Distributor.  The Distributor's principal address is 50 Hudson Yards, New York, NY 10001. Shares are continuously offered for sale by the Fund through the Distributor or its agent only in Creation Units, as described in the Prospectus and below in the Creation and Redemption of Creation Units section of this SAI. Fund shares in amounts less than Creation Units are generally not distributed by the Distributor or its agent. The Distributor or its agent will arrange for the delivery of the Prospectus and, upon request, this SAI to persons purchasing Creation Units and will maintain records of both orders placed with it or its agents and confirmations of acceptance furnished by it or its agents. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is also licensed as a broker-dealer in all 50 U.S. states, as well as in Puerto Rico, the U.S. Virgin Islands and the District of Columbia.
The Distribution Agreement for the Fund provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days' prior written notice to the other party following (i) the vote of a majority of the Independent Trustees, or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).
The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Fund shares. Such Soliciting Dealers may also be Authorized Participants (as described below), Depository Trust Company (“DTC”) participants and/or investor services organizations.
BFA or its affiliates may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of shares.
Securities Lending.  To the extent that the Fund engages in securities lending, the Fund conducts its securities lending pursuant to SEC exemptive relief, and BTC acts as securities lending agent for the Fund, subject to the overall supervision of BFA, pursuant to a written agreement (the “Securities Lending Agency Agreement”).
The Fund and Underlying Funds retain a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent. Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees as defined below), and any fees or other payments to and from borrowers of securities. As securities lending agent, BTC bears all operational costs directly related to securities lending, including custodial costs of JPMorgan. The Fund and Underlying Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA (the “collateral investment fees”); however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. Such money market fund shares will not be subject to a sales load, redemption fee, distribution fee or service fee.
To the extent that a Fund invests cash collateral in a non-government money market fund, the Fund may be subject to a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, a Fund will be subject to a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the liquidity costs are de minimis (i.e., less than one basis point (0.01%)). The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day. The imposition of any such discretionary or mandatory liquidity fee would reduce the Fund's returns on securities lending.
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Under the securities lending program, the Fund is categorized into one of several specific asset classes. The determination of the Fund’s asset class category (fixed-income, domestic equity, international equity or fund-of-funds), each of which may be subject to a different fee arrangement, is based on a methodology agreed to by the Trust and BTC.
Pursuant to the current Securities Lending Agency Agreement:
(i) fund-of-funds, such as the Fund, retain 82% of securities lending income (which excludes collateral investment fees), and (ii) this amount can never be less than 70% of the sum of securities lending income plus collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income (which includes, for this purpose, collateral investment fees) earned across the iShares Complex (as defined in the Management—Trustees and Officers section of this SAI) in a calendar year exceeds specified thresholds, each applicable fund-of-funds, pursuant to the current Securities Lending Agency Agreement, will receive for the remainder of that calendar year securities lending income as follows:
(i) 85% of securities lending income (which excludes collateral investment fees) and (ii) this amount can never be less than 70% of the sum of securities lending income plus collateral investment fees.
The services provided to the Fund by BTC in the most recent fiscal year ended July 31, 2025 primarily included the following:
(1) selecting borrowers from an approved list of borrowers and executing a securities lending agreement as agent on behalf of the Fund with each such borrower;
(2) negotiating the terms of securities loans, including the amount of fees;
(3) directing the delivery of loaned securities;
(4) monitoring the daily value of the loaned securities and directing the payment of additional collateral or the return of excess collateral, as necessary;
(5) investing cash collateral received in connection with any loaned securities;
(6) monitoring distributions on loaned securities (for example, interest and dividend activity);
(7) in the event of default by a borrower with respect to any securities loan, using the collateral or the proceeds of the liquidation of collateral to purchase replacement securities of the same issue, type, class and series as that of the loaned securities; and
(8) terminating securities loans and arranging for the return of loaned securities to the Fund at loan termination.
The following tables show the dollar amounts of income and fees/compensation related to the securities lending activities of the Fund during its most recent fiscal year ended July 31, 2025.
Fund	iShares Morningstar Multi-Asset Income ETF
Gross income from securities lending activities	$1,098,056
Fees and/or compensation for securities lending activities and related services
Securities lending income paid to BTC for services as securities lending agent	34,314
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Fund	iShares Morningstar Multi-Asset Income ETF
Cash collateral management expenses not included in securities lending income paid to BTC	9,136
Administrative fees not included in securities lending income paid to BTC	0
Indemnification fees not included in securities lending income paid to BTC	0
Rebates (paid to borrowers)	897,611
Other fees not included in securities lending income paid to BTC	0
Aggregate fees/compensation for securities lending activities	$941,061
Net income from securities lending activities	$156,995
Payments by BFA and its Affiliates.  BFA and/or its affiliates (“BFA Entities”) pay certain broker-dealers, registered investment advisers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Fund and other funds or products sponsored and/or advised by BFA Entities (collectively for purposes of this section, the “Products”). BFA Entities make these payments from their own assets and not from the assets of the Fund. Although a portion of BFA Entities’ revenue comes directly or indirectly in part from fees paid by the Fund or other Products (including, if applicable, any underlying Products held by the Fund), these payments do not increase the price paid by investors for the purchase of shares of, or the cost of owning, the Fund or other Products. BFA Entities make payments for Intermediaries’ participation in activities that are designed to make registered representatives, other professionals and individual investors more knowledgeable about exchange-traded products, including the Fund and other Products, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems (“Education Costs”). BFA Entities also make payments to Intermediaries for certain printing, publishing and mailing costs or materials relating to the Fund or other Products (“Publishing Costs”). In addition, BFA Entities make payments to Intermediaries that make shares of the Fund or other Products available to their clients, in some cases at a waived or reduced commission rate or ticket charge, develop new products that feature iShares, create educational content about the Fund or other Products that is featured on an Intermediary’s platform, or otherwise promote the Fund or other Products. BFA Entities may also reimburse expenses or make payments from their own assets to Intermediaries or other persons in consideration of services or other activities that the BFA Entities believe may benefit the business of the BFA Entities or facilitate investment in the Fund or other Products. Payments of the type described above are sometimes referred to as revenue-sharing payments.
Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your salesperson or other investment professional may also be significant for your salesperson or other investment professional. Because an Intermediary may make decisions about which investment options it will recommend or make available to its
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clients, what services to provide for various products or what marketing content to make available to its clients based on payments it receives or is eligible to receive, such payments may create conflicts of interest between the Intermediary and its clients. These financial incentives may cause the Intermediary to recommend the Fund or other Products or otherwise promote the Fund or other Products over other investments. The same conflicts of interest and financial incentives exist with respect to your salesperson or other investment professional if he or she receives similar payments from his or her Intermediary firm.
In addition to the payments described above, BFA Entities have developed proprietary tools, calculators and related interactive or digital content that is made available through the www.blackrock.com website at no additional cost to Intermediaries. BlackRock may configure these tools and calculators and localize the content for Intermediaries as part of its customary digital marketing support and promotion of the Fund or other Products.
As of March 1, 2013, BFA Entities have contractual arrangements to make payments (in addition to payments for Education Costs or Publishing Costs) to one Intermediary, Fidelity Brokerage Services LLC (“FBS”). Effective June 4, 2016, this relationship was expanded to include National Financial Services, LLC (“NFS”), an affiliate of FBS. Pursuant to this special, long-term and significant arrangement (the “Marketing Program”), FBS, NFS and certain of their affiliates (collectively “Fidelity”) have agreed, among other things, to actively promote certain funds and Products to customers, investment professionals and other intermediaries and in advertising campaigns as the preferred exchange-traded product, to offer certain funds and Products in certain Fidelity platforms and investment programs, in some cases at a waived or reduced commission rate or ticket charge, and to provide marketing data to BFA Entities. BFA Entities have agreed to facilitate the Marketing Program by, among other things, making certain payments to FBS and NFS for marketing and implementing certain brokerage and investment programs. Upon termination of the arrangement, the BFA Entities will make additional payments to FBS and/or NFS based upon a number of criteria, including the overall success of the Marketing Program and the level of services provided by FBS and NFS during the wind-down period.
In addition, BFA Entities have entered into other contractual arrangements with Intermediaries and certain other third parties that the BFA Entities believe may benefit the business of the BFA Entities or facilitate investment in the Fund or certain Products. Such agreements can include payments by BFA Entities to such Intermediaries and third parties for data collection and provision, technology support, platform enhancement, or educational content, co-marketing and cross-promotional efforts. In certain cases, such payments to Intermediaries are subject to certain minimum payment levels or tiered payments. With respect to certain funds and Products, payments by the BFA Entities may take the form of, among other things, “due diligence” payments for an Intermediary’s review of such funds and Products; payment for providing employee training and information relating to such funds and Products; fees for access (in some cases on a preferential basis) to an Intermediary’s registered representatives, salespersons or other personnel, fees for maintaining an Intermediary’s investor platform, “shelf space” payments for making such funds and Products available on the Intermediary’s platform or fees for providing assistance in promoting the sale of such funds and Products. In such cases, the payments to Intermediaries may be tiered or based on a percentage of the value of the funds and Products held by customers of the applicable Intermediary and may also be subject to minimum payment levels. Payments made pursuant to such arrangements may vary in any year and may be different for different Intermediaries and third parties and may reflect different services provided. As of the date of this SAI, the Intermediaries and other third parties (or their respective affiliates) receiving one or more types of the contractual payments described above include (in addition to FBS and NFS): &Partners, Advisor Credit Exchange, AE Wealth Management, LLC, American Enterprise Investment Services, Inc., Avantax Investment Services, Inc., BNY Mellon Capital Markets, LLC, BNY Mellon Performance & Risk Analytics, LLC, Cetera Financial Group, Inc., Charles Schwab & Co., Inc., Clearstream Fund Centre AG, Commonwealth Equity Services, LLC, Dorsey Wright and Associates, LLC, Dynasty Financial Partners LLC, E*Trade Securities LLC, Envestnet Asset Management, Inc., iCapital Markets LLC, Interactive Brokers LLC, LPL Financial LLC, Merrill Lynch, Pierce, Fenner & Smith Incorporated, MML Investors Services, LLC, Morgan Stanley Smith Barney LLC, Northwestern Mutual Investment Services, LLC, Orion Portfolio Solutions, LLC, Pershing LLC, Raymond James Financial Services, Inc., Riskalyze, Inc., Sanctuary Wealth Group, LLC, UBS Financial Services Inc., Wells Fargo Clearing Services, LLC and Wells Fargo Advisors Financial Network, LLC. Any additions, modifications, or deletions to Intermediaries and other third parties listed above that have occurred since the date of this SAI are not included in the list.
Further, BFA Entities make Education Costs and Publishing Costs payments to other Intermediaries that are not listed in the immediately preceding paragraph. BFA Entities may determine to make such payments based on any number of metrics. For example, BFA Entities may make payments at year-end or other intervals in a fixed amount, an amount based upon an Intermediary’s services at defined levels or an amount based on the Intermediary’s net sales of one or more Products, including the Fund, in a year or other period, any of which arrangements may include an agreed-upon minimum or
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maximum payment, or any combination of the foregoing. Please contact your salesperson or other investment professional for more information regarding any such payments or financial incentives his or her Intermediary firm may receive. Any payments made, or financial incentives offered, by the BFA Entities to an Intermediary may create the incentive for the Intermediary to encourage customers to buy shares of the Fund or other Products.
The Fund may participate in certain market maker incentive programs of a national securities exchange in which an affiliate of the Fund would pay a fee to the exchange used for the purpose of incentivizing one or more market makers in the securities of the Fund to enhance the liquidity and quality of the secondary market of securities of the Fund. The fee would then be credited by the exchange to one or more market makers that meet or exceed liquidity and market quality standards with respect to the securities of the Fund. Each market maker incentive program is subject to approval from the SEC. Any such fee payments made to an exchange will be made by an affiliate of the Fund solely for the benefit of the Fund and will not be paid from any Fund assets. Other funds managed by BFA may also participate in such programs.
Determination of Net Asset Value
Valuation of Shares. The NAV for the Fund is generally calculated as of the close of regular trading hours on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each business day the NYSE is open. Valuation of assets held by the Fund is as follows:
Equity Investments. Equity securities traded on a recognized securities exchange (e.g., NYSE), on separate trading boards of a securities exchange or through a market system that provides contemporaneous transaction pricing information (each an “Exchange”) are valued using information obtained via independent pricing services, generally at the Exchange closing price or, if an Exchange closing price is not available, the last traded price on that Exchange prior to the time as of which the assets or liabilities are valued. However, under certain circumstances, other means of determining current market value may be used. If an equity security is traded on more than one Exchange, the current market value of the security where it is primarily traded generally will be used. In the event that there are no sales involving an equity security held by the Fund on a day on which the Fund values such security, the prior day’s price will be used, unless BFA determines that such prior day’s price no longer reflects the fair value of the security, in which case such asset would be treated as a Fair Value Asset (as defined below).
Options, Futures, Swaps and Other Derivatives. Exchange-traded equity options (except ETF options, equity index options or those that are customized) for which market quotations are readily available are valued at the mean of the last bid and ask prices as quoted on the Exchange or the board of trade on which such options are traded. In the event that there is no mean price available for such exchange traded equity option held by the Fund on a day on which the Fund values such option, the last bid (long positions) or ask (short positions) price, if available, will be used as the value of such option. If no bid or ask price is available on a day on which the Fund values such option, the prior day’s price will be used, unless BFA determines that such prior day’s price no longer reflects the fair value of the option, in which case such option will be treated as a Fair Value Asset. Customized exchange-traded equity options, ETF options, equity index options and OTC derivatives, may be valued using a mathematical model which may incorporate a number of market data factors. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price or settle price as of the close of such exchanges. Swap agreements and other derivatives are generally valued daily based upon quotations from market makers or by a pricing service in accordance with the Valuation Procedures.
Underlying Funds. Shares of underlying open-end funds (including money market funds) are valued at NAV. Shares of underlying exchange-traded closed-end funds or other ETFs will be valued at their most recent closing price.
General Valuation Information. Prices obtained from independent third-party pricing services, broker-dealers or market makers to value the Fund’s securities and other assets and liabilities are based on information available at the time the Fund values its assets and liabilities. In the event that a pricing service quotation is revised or updated subsequent to the day on which the Fund valued such security, the revised pricing service quotation generally will be applied prospectively. Such determination will be made considering pertinent facts and circumstances surrounding the revision.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for assets that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser
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than expected gain upon the sale of the investment. The Fund’s ability to value its investment may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
All cash, receivables and current payables are carried on the Fund’s books at their fair value.
In the event that application of the methods of valuation discussed above result in a price for a security which is deemed not to be representative of the fair market value of such security, the security will be valued by, under the direction of or in accordance with a method approved by BFA, the Fund’s valuation designee, as reflecting fair value. All other assets and liabilities (including securities for which market quotations are not readily available) held by the Fund (including restricted securities) are valued at fair value as determined in good faith by BFA pursuant to the Valuation Procedures. Any assets and liabilities which are denominated in a foreign currency are translated into U.S. dollars at the prevailing market rates.
Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used in the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Fair Value. When market quotations are not readily available or are believed by BFA to be unreliable, the Fund’s investments are valued at fair value (“Fair Value Assets”). Fair Value Assets are valued by BFA in accordance with the Valuation Procedures. Pursuant to Rule 2a-5 under the Investment Company Act, the Board of Trustees has designated BFA as the valuation designee for the respective Funds for which it serves as investment adviser. BFA may reasonably conclude that a market quotation is not readily available or is unreliable if, among other things, a security or other asset or liability does not have a price source due to its complete lack of trading, if BFA believes a market quotation from a broker-dealer or other source is unreliable (e.g., where it varies significantly from a recent trade, or no longer reflects the fair value of the security or other asset or liability subsequent to the most recent market quotation), or where the security or other asset or liability is only thinly traded or due to the occurrence of a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if BFA determines, in its reasonable business judgment, that an event has occurred after the close of trading for an asset or liability but prior to or at the time of pricing the Fund’s assets or liabilities, is likely to cause a material change to the last exchange closing price or closing market price of one or more assets held by, or liabilities of, the Fund. On any day the NYSE is open and a foreign market or the primary exchange on which a foreign asset or liability is traded is closed, such asset or liability will be valued using the prior day’s price, provided that BFA is not aware of any significant event or other information that would cause such price to no longer reflect the fair value of the asset or liability, in which case such asset or liability would be treated as a Fair Value Asset.
BFA’s Rule 2a-5 Committee is responsible for reviewing and approving methodologies by investment type and significant inputs used in the fair valuation of Fund assets or liabilities. In addition, the Fund’s accounting agent assists BFA by periodically endeavoring to confirm the prices it receives from all third-party pricing services, index providers and broker-dealers. BFA regularly evaluates the values assigned to the securities and other assets and liabilities of the Fund.
When determining the price for a Fair Value Asset, BFA will seek to determine the price that the Fund might reasonably expect to receive from the current sale of that asset or liability in an arm’s-length transaction on the date on which the asset or liability is being valued, and does not seek to determine the price the Fund might reasonably expect to receive for selling an asset or liability at a later time or if it holds the asset or liability to maturity. Fair value determinations will be based upon all available factors that BFA deems relevant at the time of the determination, and may be based on analytical values determined by BFA using proprietary or third-party valuation models.
Fair value represents a good faith approximation of the value of an asset or liability. When determining the fair value of an investment, one or more fair value methodologies may be used (depending on certain factors, including the asset type). For example, the investment may be initially priced based on the original cost of the investment or, alternatively, using proprietary or third-party models that may rely upon one or more unobservable inputs. Prices of actual, executed or historical transactions in the relevant investment (or comparable instruments) or, where appropriate, an appraisal by a third-party experienced in the valuation of similar instruments, may also be used as a basis for establishing the fair value of an investment.
The fair value of one or more assets or liabilities may not, in retrospect, be the price at which those assets or liabilities could have been sold during the period in which the particular fair values were used in determining the Fund’s NAV. As a result, the Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.
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The Fund’s annual audited financial statements, which are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”), follow the requirements for valuation set forth in Financial Accounting Standards Board Accounting Standards Codification Topic 820, “Fair Value Measurements and Disclosures” (“ASC 820”), which defines and establishes a framework for measuring fair value under US GAAP and expands financial statement disclosure requirements relating to fair value measurements.
Generally, ASC 820 and other accounting rules applicable to funds and various assets in which they invest are evolving. Such changes may adversely affect the Fund. For example, the evolution of rules governing the determination of the fair market value of assets or liabilities, to the extent such rules become more stringent, would tend to increase the cost and/or reduce the availability of third-party determinations of fair market value. This may in turn increase the costs associated with selling assets or affect their liquidity due to the Fund’s inability to obtain a third-party determination of fair market value.
Brokerage Transactions
Subject to policies established by the Board, BFA is primarily responsible for the execution of the Fund’s portfolio transactions and the allocation of brokerage. BFA does not execute transactions through any particular broker or dealer, but seeks to obtain the best net results for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution, operational facilities of the firm and the firm’s risk and skill in positioning blocks of securities. While BFA generally seeks reasonable trade execution costs, the Fund does not necessarily pay the lowest spread or commission available, and payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions. Subject to applicable legal requirements, BFA may select a broker based partly upon brokerage or research services provided to BFA and its clients, including the Fund. In return for such services, BFA may cause the Fund to pay a higher commission than other brokers would charge if BFA determines in good faith that the commission is reasonable in relation to the services provided.
In selecting brokers or dealers to execute portfolio transactions, BFA seeks to obtain the best price and most favorable execution for the Fund and may take into account a variety of factors including: (i) the size, nature and character of the security or instrument being traded and the markets in which it is purchased or sold; (ii) the desired timing of the transaction; (iii) BFA’s knowledge of the expected commission rates and spreads currently available; (iv) the activity existing and expected in the market for the particular security or instrument, including any anticipated execution difficulties; (v) the full range of brokerage services provided; (vi) the broker’s or dealer’s capital; (vii) the quality of research and research services provided; (viii) the reasonableness of the commission, dealer spread or its equivalent for the specific transaction; and (ix) BFA’s knowledge of any actual or apparent operational problems of a broker or dealer. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, thinly traded securities, or other circumstances.
Section 28(e) of the 1934 Act (“Section 28(e)”) permits a U.S. investment adviser, under certain circumstances, to cause an account to pay a broker or dealer a commission for effecting a transaction in securities that exceeds the amount another broker or dealer would have charged for effecting the same transaction in recognition of the value of brokerage and research services provided by that broker or dealer. This includes commissions paid on riskless principal transactions in securities under certain conditions.
From time to time, the Fund may purchase new issues of securities in a fixed price offering. In these situations, the broker may be a member of the selling group that will, in addition to selling securities, provide BFA with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the broker will provide research “credits” in these situations at a rate that is higher than that available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).
The Fund anticipates that brokerage transactions involving foreign equity securities generally will be conducted primarily on the principal stock exchanges of the applicable country. Foreign equity securities may be held by the Fund in the form of depositary receipts, or other securities convertible into foreign equity securities. Depositary receipts may be listed on stock exchanges, or traded in OTC markets in the U.S. or Europe, as the case may be. ADRs, like other securities traded in the U.S., will be subject to negotiated commission rates.
OTC issues, including most fixed-income securities such as corporate debt and U.S. Government securities, are normally traded on a “net” basis without a stated commission, through dealers acting for their own account and not as brokers. The
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Fund will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer with respect to both foreign and domestic securities will generally include a “spread,” which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer’s normal profit.
Under the 1940 Act, persons affiliated with the Fund and persons who are affiliated with such affiliated persons are prohibited from dealing with the Fund as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC. Since transactions in the OTC market usually involve transactions with the dealers acting as principal for their own accounts, the Fund will not deal with affiliated persons and affiliated persons of such affiliated persons in connection with such transactions. The Fund will not purchase securities during the existence of any underwriting or selling group relating to such securities of which BFA, BRIL or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Board in accordance with Rule 10f-3 under the 1940 Act.
Purchases of money market instruments by the Fund are made from dealers, underwriters and issuers. The Fund does not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer.
BFA may, from time to time, effect trades on behalf of and for the account of the Fund with brokers or dealers that are affiliated with BFA, in conformity with Rule 17e-1 under the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions.
Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid.
Investment decisions for the Fund and for other investment accounts managed by BFA and the other Affiliates are made independently of each other in light of differing conditions. A variety of factors will be considered in making investment allocations. These factors include: (i) investment objectives or strategies for particular accounts, including sector, industry, country or region and capitalization weightings; (ii) tax considerations of an account; (iii) risk or investment concentration parameters for an account; (iv) supply or demand for a security at a given price level; (v) size of available investment; (vi) cash availability and liquidity requirements for accounts; (vii) regulatory restrictions; (viii) minimum investment size of an account; (ix) relative size of account; and (x) such other factors as may be approved by BlackRock’s general counsel. Moreover, investments may not be allocated to one client account over another based on any of the following considerations: (i) to favor one client account at the expense of another; (ii) to generate higher fees paid by one client account over another or to produce greater performance compensation to BlackRock; (iii) to develop or enhance a relationship with a client or prospective client; (iv) to compensate a client for past services or benefits rendered to BlackRock or to induce future services or benefits to be rendered to BlackRock; or (v) to manage or equalize investment performance among different client accounts. BFA and the other Affiliates may deal, trade and invest for their own respective accounts in the types of securities in which the Fund may invest.
Initial public offerings (“IPOs”) of securities may be over-subscribed and subsequently trade at a premium in the secondary market. When BFA is given an opportunity to invest in such an initial offering or “new” or “hot” issue, the supply of securities available for client accounts is often less than the amount of securities the accounts would otherwise take. In order to allocate these investments fairly and equitably among client accounts over time, each portfolio manager or a member of his or her respective investment team will indicate to BFA’s trading desk their level of interest in a particular offering with respect to eligible clients’ accounts for which that team is responsible. IPOs of U.S. equity securities will be identified as eligible for particular client accounts that are managed by portfolio teams who have indicated interest in the offering based on market capitalization of the issuer of the security and the investment mandate of the client account and in the case of international equity securities, the country where the offering is taking place and the investment mandate of the client account. Generally, shares received during the IPO will be allocated among participating client accounts within each investment mandate on a pro rata basis. This pro rata allocation may result in the Fund receiving less of a particular security than if pro-rating had not occurred. All allocations of securities will be subject, where relevant, to share minimums established for accounts and compliance constraints. In situations where supply is too limited to be allocated among all accounts for which the
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investment is eligible, portfolio managers may rotate such investment opportunities among one or more accounts so long as the rotation system provides for fair access for all client accounts over time. Other allocation methodologies that are considered by BFA to be fair and equitable to clients may be used as well.
Because different accounts may have differing investment objectives and policies, BFA may buy and sell the same securities at the same time for different clients based on the particular investment objective, guidelines and strategies of those accounts. For example, BFA may decide that it may be entirely appropriate for a growth fund to sell a security at the same time a value fund is buying that security. To the extent that transactions on behalf of more than one client of BFA or the other Affiliates during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. For example, sales of a security by BlackRock on behalf of one or more of its clients may decrease the market price of such security, adversely impacting other BlackRock clients that still hold the security. If purchases or sales of securities arise for consideration at or about the same time that would involve the Fund or other clients or funds for which BFA or another Affiliate act as investment manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all.
In certain instances, BFA may find it efficient for purposes of seeking to obtain best execution, to aggregate or “bunch” certain contemporaneous purchases or sale orders of its advisory accounts and advisory accounts of affiliates. In general, all contemporaneous trades for client accounts under management by the same portfolio manager or investment team will be bunched in a single order if the trader believes the bunched trade would provide each client with an opportunity to achieve a more favorable execution at a potentially lower execution cost. The costs associated with a bunched order will be shared pro rata among the clients in the bunched order. Generally, if an order for a particular portfolio manager or management team is filled at several different prices through multiple trades, all accounts participating in the order will receive the average price (except in the case of certain international markets where average pricing is not permitted). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund are concerned, in other cases it could be beneficial to the Fund. Transactions effected by BFA or the other Affiliates on behalf of more than one of its clients during the same period may increase the demand for securities being purchased or the supply of securities being sold, causing an adverse effect on price. The trader will give the bunched order to the broker-dealer that the trader has identified as being able to provide the best execution of the order. Orders for purchase or sale of securities will be placed within a reasonable amount of time of the order receipt and bunched orders will be kept bunched only long enough to execute the order.
The table below sets forth the brokerage commissions paid by the Fund for the fiscal years noted. Any differences in brokerage commissions paid by the Fund from year to year are principally due to increases or decreases in the Fund’s assets over those periods or the magnitude of changes to the components of a Fund's Underlying Index:

Fund	Brokerage Commissions Paid During Fiscal Year Ended July 31, 2025	Brokerage Commissions Paid During Fiscal Year Ended July 31, 2024	Brokerage Commissions Paid During Fiscal Year Ended July 31, 2023
iShares Morningstar Multi-Asset Income ETF	$13,483	$43,991.20	$31,551.66
The Fund did not pay any brokerage commissions to BRIL, an affiliate of BFA, or to any other broker-dealer that is part of the BlackRock group of companies, during the fiscal year ended July 31, 2025.
The Fund's purchase and sale orders for securities may be combined with those of other investment companies, clients or accounts that BlackRock manages or advises. If purchases or sales of portfolio securities of the Fund and one or more other accounts managed or advised by BlackRock are considered at or about the same time, transactions in such securities are allocated among the Fund and the other accounts in a manner deemed equitable to all by BlackRock. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower transaction costs will be beneficial to the Fund. BlackRock may deal, trade and invest for its own account in the types of securities in which the Fund may invest. BlackRock may, from time to time, effect trades on behalf of and for the account of the Fund with brokers or dealers that are affiliated with BFA, in conformity with the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions. The Fund will not deal with affiliates in principal transactions unless permitted by applicable SEC rules or regulations, or by SEC exemptive order.
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Portfolio turnover may vary from year to year, as well as within a year. High turnover rates may result in comparatively greater brokerage expenses.
The table below sets forth the portfolio turnover rates of the Fund for the fiscal years noted:
Fund	Fiscal Year Ended July 31, 2025	Fiscal Year Ended July 31, 2024
iShares Morningstar Multi-Asset Income ETF	35%	97%
Additional Information Concerning the Trust
Shares.  The Trust issues shares of beneficial interests in the funds with no par value. The Board may designate additional iShares funds.
Each share issued by a fund has a pro rata interest in the assets of that fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant fund, and in the net distributable assets of such fund on liquidation.
Each share has one vote with respect to matters upon which the shareholder is entitled to vote. In any matter submitted to shareholders for a vote, each fund shall hold a separate vote, provided that shareholders of all affected funds will vote together when: (i) required by the 1940 Act, or (ii) the Trustees determine that the matter affects the interests of more than one fund.
Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the fund) have noncumulative voting rights in the election of members of the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.
Following the creation of the initial Creation Unit(s) of shares of a fund and immediately prior to the commencement of trading in such fund’s shares, a holder of shares may be a “control person” of the fund, as defined in Rule 0-1 under the 1940 Act. A fund cannot predict the length of time for which one or more shareholders may remain a control person of the fund.
Shareholders may make inquiries by writing to iShares Trust, c/o BlackRock Investments, LLC, 1 University Square Drive, Princeton, NJ 08540.
Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC’s rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC or its staff, officers and trustees of a fund and beneficial owners of 10% of the shares of a fund (“Insiders”) may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the 1934 Act and the SEC’s rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act and existing guidance provided by the SEC staff.
In accordance with the Trust's current Agreement and Declaration of Trust (the “Declaration of Trust”), the Board may, without shareholder approval (unless such shareholder approval is required by the Declaration of Trust or applicable law, including the 1940 Act), authorize certain funds to merge, reorganize, consolidate, sell all or substantially all of their assets, or take other similar actions with, to or into another fund.  The Trust or a fund may be terminated by a majority vote of the Board, subject to the affirmative vote of a majority of the shareholders of the Trust or such fund entitled to vote on termination; however, in certain circumstances described in the Declaration of Trust, only a majority vote of the Board is required. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Declaration of Trust provides that the Board will have the unrestricted power to alter the number of shares in a Creation Unit. Therefore, in the event of a termination of the Trust or a fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Units or to be individually redeemable. In such circumstance, the Trust or a
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fund may make redemptions in-kind, for cash or for a combination of cash or securities. Further, in the event of a termination of the Trust or a fund, the Trust or a fund might elect to pay cash redemptions to all shareholders, with an in-kind election for shareholders owning in excess of a certain stated minimum amount.
DTC as Securities Depository for Shares of the Fund.  Shares of the Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.
DTC was created in 1973 to enable electronic movement of securities between its participants (“DTC Participants”), and NSCC was established in 1976 to provide a single settlement system for securities clearing and to serve as central counterparty for securities trades among DTC Participants. In 1999, DTC and NSCC were consolidated within The Depository Trust & Clearing Corporation (“DTCC”) and became wholly-owned subsidiaries of DTCC. The common stock of DTCC is owned by the DTC Participants, but NYSE and FINRA, through subsidiaries, hold preferred shares in DTCC that provide them with the right to elect one member each to the DTCC board of directors. Access to the DTC system is available to entities, such as banks, brokers, dealers and trust companies, that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).
Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in shares of the Fund.
Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.
The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.
Distribution of Shares.  In connection with the Fund's launch, the Fund was seeded through the sale of one or more Creation Units by the Fund to one or more initial investors. Initial investors participating in the seeding may be Authorized Participants, a lead market maker or other third party investor or an affiliate of the Fund or the Fund’s adviser. Each such initial investor may sell some or all of the shares underlying the Creation Unit(s) held by them pursuant to the registration statement for the Fund (each, a “Selling Shareholder”), which shares have been registered to permit the resale from time to time after purchase. The Fund will not receive any of the proceeds from the resale by the Selling Shareholders of these shares.
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Selling Shareholders may sell shares owned by them directly or through broker-dealers, in accordance with applicable law, on any national securities exchange on which the shares may be listed or quoted at the time of sale, through trading systems, in the OTC market or in transactions other than on these exchanges or systems at fixed prices, at prevailing market prices at the time of the sale, at varying prices determined at the time of sale, or at negotiated prices. These sales may be effected through brokerage transactions, privately negotiated trades, block sales, entry into options or other derivatives transactions or through any other means authorized by applicable law. Selling Shareholders may redeem the shares held in Creation Unit size by them through an Authorized Participant.
Any Selling Shareholder and any broker-dealer or agents participating in the distribution of shares may be deemed to be “underwriters” within the meaning of Section 2(a)(11) of the 1933 Act, in connection with such sales.
Any Selling Shareholder and any other person participating in such distribution will be subject to applicable provisions of the 1934 Act and the rules and regulations thereunder.
Creation and Redemption of Creation Units
General.  The Trust issues and sells shares of the Fund only in Creation Units on a continuous basis through the Distributor or its agent, without a sales load, at a price based on the Fund's NAV next determined after receipt, on any Business Day (as defined below), of an order received by the Distributor or its agent in proper form. On days when the Listing Exchange closes earlier than normal, the Fund may require orders to be placed earlier in the day. The following table sets forth the number of shares of the Fund that constitute a Creation Unit for the Fund and the approximate value of such Creation Unit as of July 31, 2025:

Fund	Shares Per Creation Unit	Approximate Value Per Creation Unit (U.S.$)
iShares Morningstar Multi-Asset Income ETF	50,000	$1,025,949.75
In its discretion, the Trust reserves the right to increase or decrease the number of the Fund’s shares that constitute a Creation Unit. The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of the Fund, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.
A “Business Day” with respect to the Fund is any day the Fund is open for business, including any day when it satisfies redemption requests as required by Section 22(e) of the 1940 Act. The Fund is open for business any day on which the Listing Exchange on which the Fund is listed for trading is open for business. As of the date of this SAI, the Listing Exchange observes the following holidays, as observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Fund Deposit.  The consideration for purchase of Creation Units of the Fund generally consists of Deposit Securities and the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which, when combined with the Fund's portfolio securities, is designed to generate performance that has a collective investment profile similar to that of the Underlying Index. The Fund Deposit represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, to purchases of Creation Units of shares of the Fund until such time as the next-announced Fund Deposit is made available.
The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the “Deposit Amount,” which is an amount equal to the market value of the Deposit Securities, and serves to compensate for any differences between the NAV per Creation Unit and the Deposit Amount. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities are the sole responsibility of the Authorized Participant purchasing the Creation Unit.
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The identity and number or par value of the Deposit Securities change pursuant to changes in the composition of the Fund's portfolio and as rebalancing adjustments and corporate action events are reflected from time to time by BFA with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities constituting the Underlying Index.
The Fund Deposit may also be modified to minimize the Cash Component by redistributing the cash to the Deposit Securities portion of the Fund Deposit through “systematic rounding.” The rounding methodology “rounds up” position sizes of securities in the Deposit Securities (which in turn reduces the cash portion). However, the methodology limits the maximum allowed percentage change in weight and share quantity of any given security in the Fund Deposit.
Fund Deposits may also be modified to position a fund towards a forward index rebalance to reflect revisions that account for index additions, deletions, and re-weights.
The Trust may, in its sole discretion, substitute a “cash in lieu” amount to be added to the Cash Component to replace any Deposit Security in certain circumstances, including: (i) when instruments are not available in sufficient quantity for delivery; (ii) when instruments are not eligible for transfer through DTC or the clearing process (as discussed below); (iii) when instruments that the Authorized Participant (or an investor on whose behalf the Authorized Participant is acting) are not able to be traded due to a trading restriction; (iv) when delivery of the Deposit Security by the Authorized Participant (or by an investor on whose behalf the Authorized Participant is acting) would be restricted under applicable securities or other local laws; (v) in connection with distribution payments to be made by the Fund; or (vi) in certain other situations.
Cash Purchase Method.  Although the Trust does not generally permit partial or full cash purchases of Creation Units of its funds, when partial or full cash purchases of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind purchases thereof. In the case of a partial or full cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser.
Procedures for Creation of Creation Units.  To be eligible to place orders with the Distributor and to create a Creation Unit of the Fund, an entity must be: (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC, or (ii) a DTC Participant, and must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Units (“Authorized Participant Agreement”) (discussed below). A member or participant of a clearing agency registered with the SEC which has a written agreement with the Fund or one of its service providers that allows such member or participant to place orders for the purchase and redemption of Creation Units is referred to as an “Authorized Participant.” All shares of the Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.
Role of the Authorized Participant.  Creation Units may be purchased only by or through a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows such member or participant to place orders for the purchase and redemption of Creation Units (an “Authorized Participant”). Such Authorized Participant will agree, pursuant to the terms of such Authorized Participant Agreement and on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that such Authorized Participant will make available in advance of each purchase of shares an amount of cash sufficient to pay the Cash Component, once the NAV of a Creation Unit is next determined after receipt of the purchase order in proper form, together with the transaction fees described below. An Authorized Participant, acting on behalf of an investor, may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Cash Component. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement and that orders to purchase Creation Units may have to be placed by the investor's broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Trust does not expect to enter into an Authorized Participant Agreement with more than a small number of DTC Participants. A list of current Authorized Participants may be obtained from the Distributor. The Distributor has adopted guidelines regarding Authorized Participants’ transactions in Creation Units that are made available to all Authorized Participants. These guidelines set forth the processes and standards for Authorized Participants to transact
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with the Distributor and its agents in connection with creation and redemption transactions. In addition, the Distributor may be appointed as the proxy of the Authorized Participant and may be granted a power of attorney under its Authorized Participant Agreement.
Purchase Orders.   To initiate an order for a Creation Unit, an Authorized Participant must submit to the Distributor or its agent an irrevocable order to purchase shares of the Fund, in proper form, generally before 4:00 p.m., Eastern time on any Business Day to receive that day’s NAV. The Distributor or its agent will notify BFA and the custodian of such order. The custodian will then provide such information to any appropriate sub-custodian. Procedures and requirements governing the delivery of the Fund Deposit are set forth in the procedures handbook for Authorized Participants and may change from time to time. Investors, other than Authorized Participants, are responsible for making arrangements for a creation request to be made through an Authorized Participant. The Distributor or its agent will provide a list of current Authorized Participants upon request. Those placing orders to purchase Creation Units through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor or its agent by the Cutoff Time (as defined below) on such Business Day.
The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Fund, immediately available or same day funds estimated by the Fund to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fees. Those placing orders should ascertain the deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the Cutoff Time of the Fund. Investors should be aware that an Authorized Participant may require orders for purchases of shares placed with it to be in the particular form required by the individual Authorized Participant.
The Authorized Participant is responsible for any and all expenses and costs incurred by the Fund, including any applicable cash amounts, in connection with any purchase order.
Timing of Submission of Purchase Orders.  An Authorized Participant must submit an irrevocable order to purchase shares of the Fund generally before 4:00 p.m., Eastern time on any Business Day in order to receive that day's NAV. Creation Orders must be transmitted by an Authorized Participant in the form required by the Fund to the Distributor or its agent pursuant to procedures set forth in the Authorized Participant Agreement. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or its agent or an Authorized Participant. Orders to create shares of the Fund that are submitted on the Business Day immediately preceding a holiday or a day (other than a weekend) when the equity markets in the relevant non-U.S. market are closed may not be accepted. The Fund's deadline specified above for the submission of purchase orders is referred to as the Fund's “Cutoff Time.” The Distributor or its agent, in their discretion, may permit the submission of such orders and requests by or through an Authorized Participant at any time (including on days on which the Listing Exchange is not open for business) via communication through the facilities of the Distributor's or its agent's proprietary website maintained for this purpose. Purchase orders and redemption requests, if accepted by the Trust, will be processed based on the NAV next determined after such acceptance in accordance with the Fund's Cutoff Times as provided in the Authorized Participant Agreement and disclosed in this SAI.
Acceptance of Orders for Creation Units.   Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor's behalf) and (ii) arrangements satisfactory to the Fund are in place for payment of the Cash Component and any other cash amounts which may be due, the Fund will accept the order, subject to the Fund's right (and the right of the Distributor and BFA) to reject any order until acceptance, as set forth below.
Once the Fund has accepted an order, upon the next determination of the NAV of the shares, the Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor or its agent will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.
The Fund reserves the right to reject or revoke a creation order transmitted to it by the Distributor or its agent provided that a rejection or revocation of a creation order does not violate Rule 6c-11 under the Investment Company Act. For example, the Fund may reject or revoke a creation order transmitted to it by the Distributor or its agent if (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities delivered do not conform to the identity and number of shares specified, as described above; (iv) acceptance of the Deposit Securities is not legally required or would, in the opinion of counsel, be unlawful; or (v) circumstances outside the control of the Fund, the Distributor or its agent and BFA make it impracticable to process
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purchase orders. The Distributor or its agent shall notify a prospective purchaser of a Creation Unit and/or the Authorized Participant acting on behalf of such purchaser of its rejection of such order. The Fund, Citibank, the sub-custodian and the Distributor or its agent are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for failure to give such notification.
Issuance of a Creation Unit.   Except as provided herein, a Creation Unit will not be issued until the transfer of good title to the Fund of the Deposit Securities and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the custodian that the securities included in the Fund Deposit (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Distributor or its agent and BFA shall be notified of such delivery and the Fund will issue and cause the delivery of the Creation Unit.
Creation Units of the Fund are generally issued on a “T+1 basis” (i.e., one Business Day after trade date). However, the Fund reserves the right to settle Creation Unit transactions on a different basis, if necessary or appropriate under the circumstances and compliant with applicable law. These circumstances may include, among others, accommodating non-U.S. market holiday schedules and accounting for different treatment among non-U.S. and U.S. markets of dividend record dates and ex-dividend dates (i.e., the last day the holder of a security can sell the security and still receive dividends payable on the security).
To the extent contemplated by an Authorized Participant Agreement with the Distributor, the Fund will issue Creation Units to such Authorized Participant, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral as set forth in the handbook for Authorized Participants. The Trust may use such collateral at any time to buy Deposit Securities for the Fund. Such collateral must be delivered no later than the time specified by the Fund or its custodian on the contractual settlement date. Information concerning the Fund's current procedures for collateralization of missing Deposit Securities is available from the Distributor or its agent. The Authorized Participant Agreement will permit the Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Fund of purchasing such securities and the collateral including, without limitation, liability for related brokerage, borrowings and other charges.
In certain cases, Authorized Participants may create and redeem Creation Units on the same trade date and in these instances, the Fund reserves the right to settle these transactions on a net basis or require a representation from the Authorized Participants that the creation and redemption transactions are for separate beneficial owners. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Fund and the Fund's determination shall be final and binding.
Costs Associated with Creation Transactions.   A standard creation transaction fee is imposed to offset the transfer and other transaction costs associated with the issuance of Creation Units. Under an ETF Services Agreement, the Fund has retained BRIL, an affiliate of BFA, to perform ETF Services. BRIL will receive from an Authorized Participant a standard transaction fee on each creation order, which consists of (1) a fee for providing the ETF Services (the “ETF Servicing Fee”) and (2) transfer, processing and other transaction costs charged by the Fund custodian in connection with the issuance of Creation Units for such creation order (“Custody Transaction Costs”). BRIL is entitled to retain the ETF Servicing Fee pursuant to the ETF Services Agreement, but BRIL will reimburse any Custody Transaction Costs to the Fund custodian according to the amounts invoiced by such custodian.
The ETF Servicing Fee is a flat fee per order regardless of the number of Creation Units being purchased, which amount will vary among different Funds based on a number of factors, including the complexity of the order and the types of securities or instruments included in a Fund’s Creation Basket, among other variables. The ETF Servicing Fee may be equal to zero in certain instances, such as for creation transactions that consist solely of cash. The actual Custody Transaction Costs vary per order based on the number of trades, underlying markets and settlement locations associated with the issuance of a Creation Unit. The following table sets forth, either the actual creation transaction fee that was charged on November 10, 2025 or an estimate of the creation transaction fee that would have been charged if the Fund had issued a Creation Unit on that date. The actual fee that was or would have been charged to an Authorized Participant in connection with a creation order will vary over time depending on the factors discussed above, and may be higher than the fee set forth below.
In order to defray transaction expenses for the Fund and protect against possible shareholder dilution, if a creation transaction consists solely or partially of cash, the Authorized Participant may also be required to cover (up to the maximum
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amount shown below) certain brokerage, tax, foreign exchange, execution and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs based on historical data or other inputs, at BlackRock’s discretion, and may include part or all of the spread between the expected bid and offer side of the market and anticipated market impact). However, the Fund is not obligated to trade identical securities to the securities identified by BlackRock in estimating these transaction and other costs and expenses. In certain cases, BlackRock or an affiliate may determine in its discretion to deviate from the regular charge, subject to the maximum amounts shown below.
Authorized Participants will also bear the costs of transferring the Deposit Securities to the Fund. Certain fees/costs associated with creation transactions may be waived in certain circumstances. Investors who use the services of a broker or other financial intermediary to acquire Fund shares may be charged a fee for such services.
The following table sets forth the Fund's actual or estimated creation transaction fee, as applicable, as of November 10, 2025 and maximum additional charge (as described above):

Standard Creation Transaction Fee	Maximum Additional Charge*
$163.75 **	3.0%

*
As a percentage of the net asset value per Creation Unit.
**
Estimated fee.
Redemption of Creation Units.
Shares of the Fund may be redeemed by Authorized Participants only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor or its agent and only on a Business Day. The Fund will not redeem shares in amounts less than Creation Units. There can be no assurance, however, that there will be sufficient liquidity in the secondary market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a Creation Unit that could be redeemed by an Authorized Participant. Beneficial owners also may sell shares in the secondary market.
The Fund generally redeems Creation Units for Fund Securities (as defined below). Please see the Cash Redemption Method section below and the following discussion summarizing the in-kind method for further information on redeeming Creation Units of the Fund.
The Fund publishes the designated portfolio of securities (including any portion of such securities for which cash may be substituted) that will be applicable to redemption requests received in proper form (as defined below) on that day (“Fund Securities” or “Redemption Basket”), and an amount of cash (the “Cash Amount,” as described below) in order to effect redemptions of Creation Units of the Fund. Such Fund Securities and Cash Amount will remain in effect until such time as the next announced composition of the Fund Securities and Cash Amount is made available. The Fund Securities and Cash Amount are subject to possible amendment or correction. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units. Procedures and requirements governing redemption transactions are set forth in the handbook for Authorized Participants and may change from time to time.
Unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities, plus the Cash Amount, which is an amount equal to the difference between the NAV of the shares being redeemed, as next determined after the receipt of a redemption request in proper form, and the value of Fund Securities, less a redemption transaction fee (as described below).
The Trust may, in its sole discretion, substitute a “cash in lieu” amount to replace any Fund Security in certain circumstances, including: (i) when the delivery of a Fund Security to the Authorized Participant (or to an investor on whose behalf the Authorized Participant is acting) would be restricted under applicable securities or other local laws or due to a trading restriction; (ii) when the delivery of a Fund Security to the Authorized Participant would result in the disposition of the Fund Security by the Authorized Participant due to restrictions under applicable securities or other local laws; (iii) when the delivery of a Fund Security to the Authorized Participant would result in unfavorable tax treatment; (iv) when a Fund Security cannot be settled or otherwise delivered in time to facilitate an in-kind redemption; or (v) in certain other situations. The amount of
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cash paid out in such cases will be equivalent to the value of the substituted security listed as a Fund Security. In the event that the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder. The Fund generally redeems Creation Units for Fund Securities, but the Fund reserves the right to utilize a cash option for redemption of Creation Units. The Fund may, in its sole discretion, provide such redeeming Authorized Participant a portfolio of securities that differs from the exact composition of the Fund Securities, but does not differ in NAV. The Redemption Basket may also be modified to minimize the Cash Component by redistributing the cash to the Fund Securities portion of the Redemption Basket through systematically rounding. The rounding methodology allows position sizes of securities in the Fund Securities to be “rounded up,” while limiting the maximum allowed percentage change in weight and share quantity of any given security in the Redemption Basket. Redemption Baskets may also be modified to position a fund towards a forward index rebalance to reflect revisions that account for index additions, deletions, and re-weights.
Cash Redemption Method.   Although the Trust does not generally permit partial or full cash redemptions of Creation Units of its funds, when partial or full cash redemptions of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind redemptions thereof. In the case of partial or full cash redemption, the Authorized Participant receives the cash equivalent of the Fund Securities it would otherwise receive through an in-kind redemption, plus the same Cash Amount to be paid to an in-kind redeemer.
Costs Associated with Redemption Transactions.
A standard redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the Fund. As described above, under an ETF Services Agreement, the Fund has retained BRIL, an affiliate of BFA, to perform certain ETF Services. BRIL will receive from an Authorized Participant a standard transaction fee on each redemption order, which consists of (1) the ETF Servicing Fee and (2) Custody Transaction Costs. BRIL is entitled to retain the ETF Servicing Fee pursuant to the ETF Services Agreement, but BRIL will reimburse any Custody Transaction Costs to the Fund custodian according to the amounts invoiced by such custodian.
The ETF Servicing Fee is a flat fee per order regardless of the number of Creation Units being redeemed, which amount will vary among different Funds based on a number of factors, including the complexity of the order and the types of securities or instruments included in a Fund’s Redemption Basket, among other variables. The ETF Servicing Fee may be equal to zero in certain instances, such as for redemption transactions that consist solely of cash. The actual Custody Transaction Costs vary per order based on the number of trades, underlying markets, and settlement locations associated with the redemption of a Creation Unit. The following table sets forth either the actual standard redemption transaction fee that was charged on November 10, 2025 or an estimate of the standard redemption transaction fee that would have been charged if the Fund had redeemed a Creation Unit on that date. The actual fee that was or would have been charged to an Authorized Participant in connection with a creation order will vary over time depending on the factors discussed above, and may be higher than the fee set forth below.
In order to defray transaction expenses for the Fund and protect against possible shareholder dilution, if a redemption transaction consists solely or partially of cash, the Authorized Participant may also be required to cover (up to the maximum amount shown below) certain brokerage, tax, foreign exchange, execution and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs based on historical data or other inputs, at BlackRock’s discretion, and may include part or all of the spread between the expected bid and offer side of the market and anticipated market impact). However, the Fund is not obligated to trade identical securities to the securities identified by BlackRock in estimating these transaction and other costs and expenses. In certain cases, BlackRock or an affiliate may determine in its discretion to deviate from the regular charge, subject to the maximum amounts shown below.
Authorized Participants will also bear the costs of transferring the Fund Securities from the Fund to their account on their order. Certain fees/costs associated with redemption transactions may be waived in certain circumstances. Investors who use the services of a broker or other financial intermediary to dispose of Fund shares may be charged a fee for such services.
The following table sets forth the Fund's actual or estimated redemption transaction fee, as applicable, as of November 10, 2025 and maximum additional charge (as described above):
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Standard Redemption Transaction Fee	Maximum Additional Charge*
$163.75 **	2.0%

*
As a percentage of the net asset value per Creation Unit, inclusive of the standard redemption transaction fee.
**
Estimated fee.
Placement of Redemption Orders.  Redemption requests for Creation Units of the Fund must be submitted to the Distributor or its agent by or through an Authorized Participant. An Authorized Participant must submit an irrevocable request to redeem shares of the Fund generally before 4:00 p.m., Eastern time on any Business Day in order to receive that day's NAV. On days when the Listing Exchange closes earlier than normal, the Fund may require orders to redeem Creation Units to be placed earlier that day. Investors, other than Authorized Participants, are responsible for making arrangements for a redemption request to be made through an Authorized Participant. The Distributor or its agent will provide a list of current Authorized Participants upon request.
The Authorized Participant must transmit the request for redemption in the form required by the Fund to the Distributor or its agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement and that, therefore, requests to redeem Creation Units may have to be placed by the investor's broker through an Authorized Participant who has executed an Authorized Participant Agreement. At any time, only a limited number of broker-dealers will have an Authorized Participant Agreement in effect. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to the Fund's transfer agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.
A redemption request is considered to be in “proper form” if: (i) an Authorized Participant has transferred or caused to be transferred to the Fund's transfer agent the Creation Unit redeemed through the book-entry system of DTC so as to be effective by the Listing Exchange closing time on any Business Day on which the redemption request is submitted; (ii) a request in form satisfactory to the Fund is received by the Distributor or its agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above; and (iii) all other procedures set forth in the Authorized Participant Agreement are properly followed.
Upon receiving a redemption request, the Distributor or its agent shall notify the Fund and the Fund's transfer agent of such redemption request. The tender of an investor's shares for redemption and the distribution of the securities and/or cash included in the redemption payment made in respect of Creation Units redeemed will be made through DTC and the relevant Authorized Participant to the Beneficial Owner thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds, as the case may be, or by such other means specified by the Authorized Participant submitting the redemption request.
A redeeming Authorized Participant, whether on its own account or acting on behalf of a Beneficial Owner, must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the portfolio securities are customarily traded, to which account such portfolio securities will be delivered.
Deliveries of redemption proceeds by the Fund are generally made within one Business Day (i.e., “T+1”). However, the Fund reserves the right to settle redemption transactions on a different basis, if necessary or appropriate under the circumstances and compliant with applicable law. These circumstances may include, among others, accommodating non-U.S. market holiday schedules and accounting for different treatment among non-U.S. and U.S. markets of dividend record dates and dividend ex-dates (i.e., the last date the holder of a security can sell the security and still receive dividends payable on the security).
To the extent contemplated by an Authorized Participant’s agreement with the Distributor or its agent, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit to be redeemed to a Fund, at or prior to the time specified by a Fund or its custodian on the Business Day after the date of submission of such redemption request, the Distributor or its agent will accept the redemption request in reliance on the
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undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral as set forth in the Handbook for Authorized Participants. Such collateral must be delivered no later than the time specified by a Fund or its custodian on the Business Day after the date of submission of such redemption request and shall be held by Citibank and marked-to-market daily. The fees of Citibank and any sub-custodians in respect of the delivery, maintenance and redelivery of the collateral shall be payable by the Authorized Participant. The Authorized Participant Agreement permits the Funds to acquire shares of the Funds at any time and subjects the Authorized Participant to liability for any shortfall between the aggregate of the cost to the Funds of purchasing such shares, plus the value of the Cash Amount, and the value of the collateral together with liability for related brokerage and other charges.
Because the portfolio securities of the Fund may trade on exchange(s) on days that the Listing Exchange is closed or are otherwise not Business Days for the Fund, shareholders may not be able to redeem their shares of the Fund or purchase or sell shares of the Fund on the Listing Exchange on days when the NAV of the Fund could be significantly affected by events in the relevant non-U.S. markets.
The right of redemption may be suspended or the date of payment postponed with respect to the Fund: (i) for any period during which the Listing Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the Listing Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of the Fund's portfolio securities or determination of its NAV is not reasonably practicable; or (iv) in such other circumstance as is permitted by the SEC.
Custom Baskets.  Creation and Redemption baskets may differ and the Fund may accept “custom baskets.” A custom basket may include any of the following: (i) a basket that is composed of a non-representative selection of the Fund's portfolio holdings; (ii) a representative basket that is different from the initial basket used in transactions on the same business day; or (iii) a basket that contains bespoke cash substitutions for a single Authorized Participant. The Fund has adopted policies and procedures that govern the construction and acceptance of baskets, including heightened requirements for certain types of custom baskets. Such policies and procedures provide the parameters for the construction and acceptance of custom baskets that are in the best interests of the Fund and its shareholders, establish processes for revisions to, or deviations from, such parameters, and specify the titles and roles of the employees of BFA who are required to review each custom basket for compliance with those parameters. In addition, when constructing custom baskets for redemptions, the tax efficiency of the Fund may be taken into account. The policies and procedures distinguish among different types of custom baskets that may be used for the Fund and impose different requirements for different types of custom baskets in order to seek to mitigate against potential risks of conflicts and/or overreaching by an Authorized Participant. BlackRock has established a governance process to oversee basket compliance for the Fund, as set forth in the Fund's policies and procedures.
Taxation on Creations and Redemptions of Creation Units.   An Authorized Participant generally will recognize either gain or loss upon the exchange of Deposit Securities for Creation Units. This gain or loss is calculated by taking the market value of the Creation Units purchased over the Authorized Participant’s aggregate basis in the Deposit Securities exchanged therefor. However, the IRS may apply the wash sales rules to determine that any loss realized upon the exchange of Deposit Securities for Creation Units is not currently deductible. Authorized Participants should consult their own tax advisors.
Current U.S. federal income tax laws dictate that capital gain or loss realized from the redemption of Creation Units will generally create long-term capital gain or loss if the Authorized Participant holds the Creation Units for more than one year, or short-term capital gain or loss if the Creation Units were held for one year or less, if the Creation Units are held as capital assets.
Taxes
The following is a summary of certain material U.S. federal income tax considerations regarding the purchase, ownership and disposition of shares of the Fund. This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to the Fund or to all categories of investors, some of which may be subject to special tax rules. Current and prospective shareholders are urged to consult their own tax advisors with respect to the specific U.S. federal, state, local and non-U.S. tax consequences of investing in the Fund. The summary is based on the laws and judicial and administrative interpretations thereof in effect on the date of this SAI, all of which are subject to change, possibly with retroactive effect. References to the Fund will also generally apply to the Underlying Funds as well.
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Regulated Investment Company Qualifications.  The Fund intends to qualify for treatment as a separate RIC under Subchapter M of the Internal Revenue Code. To qualify for treatment as a RIC, the Fund must annually distribute at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (i) at least 90% of the Fund’s annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or non-U.S. currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in qualified publicly-traded partnerships (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive at least 90% of their income from interest, dividends, capital gains and other traditionally permitted RIC income); and (ii) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the market value of the Fund’s total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund's total assets may be invested in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer, of two or more issuers of which 20% or more of the voting stock is held by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly-traded partnerships.
The Fund may be able to cure a failure to derive at least 90% of its income from the sources specified above or a failure to diversify its holdings in the manner described above by paying a tax and/or by disposing of certain assets. If, in any taxable year, the Fund fails one of these tests and does not timely cure the failure, the Fund will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by the Fund in computing its taxable income.
Although, in general, the passive loss rules of the Internal Revenue Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to interests in qualified publicly-traded partnerships. The Fund's investments in partnerships, including in qualified publicly-traded partnerships, may result in the Fund being subject to state, local, or non-U.S. income, franchise or withholding tax liabilities.
Taxation of RICs.  As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders, provided that it satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, the Fund must distribute to its shareholders at least the sum of (i) 90% of its “investment company taxable income” (i.e., income other than the excess of its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments, and (ii) 90% of its net tax-exempt income for the taxable year. The Fund will be subject to income tax at regular corporate rates on any taxable income or gains that it does not distribute to its shareholders. If the Fund fails to qualify for any taxable year as a RIC or fails to meet the distribution requirement, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits. In such event, distributions to individuals should be eligible to be treated as qualified dividend income and distributions to corporate shareholders generally should be eligible for the dividends received deduction. Although the Fund intends to distribute substantially all of its net investment income and its capital gains for each taxable year, the Fund may decide to retain a portion of its income or gains. The Fund will be subject to U.S. federal income taxation and excise taxation (as described below) to the extent it does not distribute all (or, in the case of the excise tax, substantially all) of such income or gains. In certain circumstances, including in instances where the operational cost of the distribution would exceed the amount of the income or excise tax, BFA or an affiliate may voluntarily pay the tax on behalf of the Fund or reimburse the Fund for the tax. If the Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. If the Fund fails to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Fund had been liquidated) if it qualifies as a RIC in a subsequent year.
Excise Tax.  The Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus at least 98.2% of its capital gain net income for the 12 months ended October 31 of such year. For this purpose, however, any ordinary income or capital gain net income retained by the Fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or
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decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. Long-term capital distributions from the Underlying Funds paid in December or, in certain cases, January in satisfaction of this rule will be subject to potential distribution by the Fund in the following calendar year.
Net Capital Loss Carryforwards.  Net capital loss carryforwards may be applied against any net realized capital gains in each succeeding year, until they have been reduced to zero.
In the event that the Fund were to experience an ownership change as defined under the Internal Revenue Code, the loss carryforwards and other favorable tax attributes of the Fund, if any, may be subject to limitation.
The Fund had net capital loss carryforwards as set forth in the table below as of July 31, 2025, the tax year-end for the Fund:

Fund	Non-Expiring Capital Loss Carryforward
iShares Morningstar Multi-Asset Income ETF	$62,355,904
Taxation of U.S. Shareholders.   Dividends and other distributions by the Fund are generally treated under the Internal Revenue Code as received by the shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by the Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided such dividend is actually paid by the Fund during January of the following calendar year.
The Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if the Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax (at a flat rate of 21%) on the amount retained. In that event, unless the retained amount is deemed to be de minimis or the applicable tax is otherwise reimbursed by BFA or an affiliate, the Fund will generally designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to the excess of the amount in clause (a) over the amount in clause (b). Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the IRS.
Distributions of net realized long-term capital gains, if any, that the Fund reports as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund. All other dividends of the Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits (“regular dividends”) are generally subject to tax as ordinary income, subject to the discussion of qualified dividend income below. Because the Fund is expected to invest in an Underlying Fund, the Fund’s realized losses on sales of shares of an Underlying Fund may be indefinitely or permanently deferred as “wash sales.” Distributions of short-term capital gains by an Underlying Fund will be recognized as ordinary income by the Fund and would not be offset by the Fund’s capital loss carryforwards, if any. Capital loss carryforwards of an Underlying Fund, if any, would not offset net capital gains of the Fund. Long-term capital gains are eligible for taxation at a maximum rate of 15% or 20% for non-corporate shareholders, depending on whether their income exceeds certain threshold amounts.
If an individual receives a regular dividend qualifying for the long-term capital gains rates and such dividend constitutes an “extraordinary dividend,” and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An “extraordinary dividend” on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend
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dates within an 85-day period, or (ii) in an amount greater than 20% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.
Distributions in excess of the Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder’s basis in shares of the Fund, and as a capital gain thereafter (if the shareholder holds shares of the Fund as capital assets). Distributions in excess of the Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to shareholders and will not constitute nontaxable returns of capital. Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive and should have a cost basis in the shares received equal to such amount. Dividends paid by an Underlying Fund that are attributable to dividends received by the Fund from domestic corporations may qualify for the federal dividends received deduction for corporations.
A 3.8% U.S. federal Medicare contribution tax is imposed on net investment income, including, but not limited to, interest, dividends, and net gain from investments, of U.S. individuals with income exceeding $200,000 (or $250,000 if married and filing jointly) and of estates and trusts.
Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If the Fund is the holder of record of any security on the record date for any dividends payable with respect to such security, such dividends will be included in the Fund’s gross income not as of the date received but as of the later of (a) the date such security became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the security would not be entitled to receive the declared, but unpaid, dividends); or (b) the date the Fund acquired such security. Accordingly, in order to satisfy its income distribution requirements, the Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.
In certain situations, the Fund may, for a taxable year, defer all or a portion of its net capital loss (or if there is no net capital loss, then any net long-term or short-term capital loss) realized after October and its late-year ordinary loss (defined as the sum of (i) the excess of post-October foreign currency and passive foreign investment company (“PFIC”) losses over post-October foreign currency and PFIC gains and (ii) the excess of post-December ordinary losses over post-December ordinary income) until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October (or December) may affect the tax character of shareholder distributions.
Sales of Shares.  Upon the sale or exchange of shares of the Fund, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and the shareholder’s basis in shares of the Fund. A redemption of shares by the Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends or capital gains distributions, or by an option or contract to acquire substantially identical shares, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. The Medicare contribution tax described above will apply to the sale of Fund shares.
If a shareholder incurs a sales charge in acquiring shares of the Fund, disposes of those shares within 90 days and then, on or before January 31 of the following calendar year, acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents shareholders from immediately deducting the sales charge by shifting their investments within a family of mutual funds.
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Backup Withholding.  In certain cases, the Fund will be required to withhold at a 24% rate and remit to the U.S. Treasury such amounts withheld from any distributions paid to a shareholder who: (i) has failed to provide a correct taxpayer identification number; (ii) is subject to backup withholding by the IRS; (iii) has failed to certify to the Fund that such shareholder is not subject to backup withholding; or (iv) has not certified that such shareholder is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's U.S. federal income tax liability.
Sections 351 and 362.  The Trust, on behalf of the Fund, has the right to reject an order for a purchase of shares of the Fund if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to Sections 351 and 362 of the Internal Revenue Code, the Fund would have a basis in the securities different from the market value of such securities on the date of deposit. If the Fund’s basis in such securities on the date of deposit was less than market value on such date, the Fund, upon disposition of the securities, would recognize more taxable gain or less taxable loss than if its basis in the securities had been equal to market value. It is not anticipated that the Trust will exercise the right of rejection except in a case where the Trust determines that accepting the order could result in material adverse tax consequences to the Fund or its shareholders. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.
Taxation of Certain Derivatives.  An Underlying Fund’s transactions in zero coupon securities, non-U.S. currencies, forward contracts, options and futures contracts (including options and futures contracts on non-U.S. currencies), to the extent permitted, will be subject to special provisions of the Internal Revenue Code (including provisions relating to “hedging transactions” and “straddles”) that, among other consequences, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require an Underlying Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause an Underlying Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. Each Underlying Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any zero coupon security, non-U.S. currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of an Underlying Fund as a RIC.
An Underlying Fund’s investments in so-called “Section 1256 contracts,” such as regulated futures contracts, most non-U.S. currency forward contracts traded in the interbank market and options on most security indexes, are subject to special tax rules. All Section 1256 contracts held by an Underlying Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in an Underlying Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by an Underlying Fund from positions in Section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by an Underlying Fund.
As a result of entering into swap contracts, an Underlying Fund may make or receive periodic net payments. An Underlying Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if an Underlying Fund has been a party to the swap for more than one year). With respect to certain types of swaps, an Underlying Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss.
Qualified Dividend Income.  Distributions by the Fund of investment company taxable income (including any short-term capital gains), whether received in cash or shares, will be taxable either as ordinary income or as qualified dividend income, which is eligible to be taxed at long-term capital gain rates to the extent the Fund receives qualified dividend income on the securities it holds and the Fund reports the distribution as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable U.S. corporations (but generally not from U.S. REITs) and certain non-U.S. corporations (e.g., non-U.S. corporations that are not PFICs and which are incorporated in a possession of the U.S. or in certain countries with a
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comprehensive tax treaty with the U.S., or the stock of which is readily tradable on an established securities market in the U.S. (where the dividends are paid with respect to such stock)). Substitute payments received by the Fund for securities lent out by the Fund will not be qualified dividend income.
A dividend from the Fund will not be treated as qualified dividend income to the extent that: (i) the shareholder has not held the shares on which the dividend was paid for 61 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become ex-dividend with respect to such dividend or the Fund fails to satisfy those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder (or, in the case of certain preferred stocks, the holding requirement of 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend with respect to such dividend); (ii) the Fund or the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property; or (iii) the shareholder elects to treat such dividend as investment income under Section 163(d)(4)(B) of the Internal Revenue Code. Dividends received by the Fund from a REIT or another RIC may be treated as qualified dividend income only to the extent the dividend distributions are attributable to qualified dividend income received by such REIT or other RIC. It is expected that dividends received by the Fund from a REIT and distributed to a shareholder generally will be taxable to the shareholder as ordinary income. However, a non-corporate taxpayer who is a direct REIT shareholder may claim a 20% “qualified business income” deduction for ordinary REIT dividends, and a RIC may report dividends as eligible for this deduction to the extent the RIC’s income is derived from ordinary REIT dividends (reduced by allocable RIC expenses). A shareholder may treat the dividends as such provided the RIC and the shareholder satisfy applicable holding period requirements. Distributions by the Fund of its net short-term capital gains will be taxable as ordinary income.
Corporate Dividends Received Deduction.  Dividends paid by the Fund that are attributable to dividends received by the Fund from the Underlying Funds and that are attributable to dividends paid by U.S. corporations may qualify for the U.S. federal dividends received deduction for corporations. A 46-day minimum holding period during the 90-day period that begins 45 days prior to ex-dividend date (or 91-day minimum holding period during the 180 period beginning 90 days prior to ex-dividend date for certain preference dividends) during which risk of loss may not be diminished is required for the applicable shares, at the Fund level, the Underlying Fund level and shareholder level, for a dividend to be eligible for the dividends received deduction. Restrictions may apply if indebtedness, including a short sale, is attributable to the investment.
Excess Inclusion Income.  Under current law, the Fund serves to block unrelated business taxable income (“UBTI”) from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Section 514(b) of the Internal Revenue Code. Certain types of income received by an  Underlying Fund from REITs, real estate mortgage investment conduits, taxable mortgage pools or other investments may cause the Fund to report some or all of its distributions as “excess inclusion income.” To Fund shareholders, such excess inclusion income may: (i) constitute taxable income, as UBTI for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (ii) not be offset by otherwise allowable deductions for tax purposes; (iii) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (iv) cause the Fund or Underlying Fund to be subject to tax if certain “disqualified organizations,” as defined by the Internal Revenue Code, are Fund shareholders. If a charitable remainder annuity trust or a charitable remainder unitrust (each as defined in Section 664 of the Internal Revenue Code) has UBTI for a taxable year, a 100% excise tax on the UBTI is imposed on the trust.
The Fund tries to avoid investing in REITs that are expected to generate excess inclusion income, but the Fund may not always be successful in doing so. Because information about a REIT’s investments may be inadequate or inaccurate, or because a REIT may change its investment program, the Fund may not be successful in avoiding the consequences described above. Avoidance of investments in REITs that generate excess inclusion income may require the Fund to forego otherwise attractive investment opportunities.
Non-U.S. Investments.  Under Section 988 of the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates between the time an Underlying Fund accrues income or receivables or expenses or other liabilities denominated in a non-U.S. currency and the time an Underlying Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. In general, gains (and losses) realized on debt instruments will be treated as Section 988 gain (or loss) to the extent attributable to changes in exchange rates between the U.S. dollar and the currencies in which the instruments are denominated. Similarly, gains or losses on non-U.S. currency, non-U.S. currency
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forward contracts and certain non-U.S. currency options or futures contracts denominated in non-U.S. currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss unless an Underlying Fund were to elect otherwise.
If your Fund shares are loaned pursuant to securities lending arrangements, you may lose the ability to use any non-U.S. tax credits passed through by the Fund or to treat Fund dividends (paid while the shares are held by the borrower) as qualified dividends. Regarding a short sale with respect to shares of the Fund, substitute payments made to the lender of such shares may not be deductible under certain circumstances. Consult your financial intermediary or tax advisor. The Underlying Funds, if invested in non-U.S. positions, may be subject to non-U.S. income taxes and non-U.S. financial transactions taxes. Each Underlying Fund that is permitted to do so may elect to “pass through” to its investors, including the Fund, the amount of non-U.S. income taxes paid by the Underlying Fund. If more than 50% of the total assets of an Underlying Fund at the close of a year consist of non-U.S. stocks or securities (generally for this purpose, depositary receipts, no matter where traded, of non-U.S. companies are treated as “non-U.S.”) (and 50% of the total assets of the Fund at the close of the year consists of non-U.S. securities, or, at the close of each quarter, shares of Underlying Funds), the Fund may be eligible to elect to “pass through” such amounts to their stockholders and may do so, depending upon circumstances.
Passive Foreign Investment Companies.  If an Underlying Fund purchases shares in PFICs, it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.
If an Underlying Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Internal Revenue Code, in lieu of the foregoing requirements, an Underlying Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to an Underlying Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, an Underlying Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.
Alternatively, an Underlying Fund may make a mark-to-market election that would result in an Underlying Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, an Underlying Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by an Underlying Fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the IRS. By making the election, an Underlying Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. An Underlying Fund may have to distribute this “phantom” income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax.
Reporting.  If a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a RIC are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Other Taxes.  Dividends, distributions and redemption proceeds may also be subject to additional state, local and non-U.S. taxes depending on each shareholder’s particular situation.
Taxation of Non-U.S. Shareholders.  Dividends paid by the Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. Dividends paid by the Fund from net tax-exempt income or long-term capital gains are generally not subject to such withholding tax. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN or IRS Form W-8BEN-E certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides an IRS Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or
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business within the U.S. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN, IRS Form W-8BEN-E or other applicable form may be subject to backup withholding at the appropriate rate.
Properly-reported dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of the Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder or partner, reduced by expenses that are allocable to such income) or (ii) are paid in respect of the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, the Fund may report all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN, IRS Form W-8BEN-E or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.
Special rules may apply to a foreign shareholder receiving a Fund distribution if at least 50% of the Fund's assets consist of interests in U.S. real property interests, including certain REITs and U.S. real property holding corporations (as defined in the Internal Revenue Code and Treasury regulations). Fund distributions that are attributable to gain from the disposition of a U.S. real property interest will be taxable as ordinary dividends and subject to withholding at a 30% or lower treaty rate if the foreign shareholder held no more than 5% of the Fund's shares at any time during the one-year period ending on the date of the distribution. If the foreign shareholder held at least 5% of the Fund's shares, the distribution would be treated as income effectively connected with a trade or business within the U.S. and the foreign shareholder would be subject to withholding tax at a rate of 21% and would generally be required to file a U.S. federal income tax return.
Similar consequences would generally apply to a foreign shareholder's gain on the sale of Fund shares unless the Fund is domestically controlled (meaning that more than 50% of the value of the Fund's shares is held by U.S. shareholders) or the foreign shareholder owns no more than 5% of the Fund's shares at any time during the five-year period ending on the date of sale. Finally, a domestically controlled Fund may be required to recognize a portion of its gain on the in-kind distribution of certain U.S. real property interests. Shareholders that are nonresident aliens or foreign entities are urged to consult their own tax advisors concerning the particular tax consequences to them of an investment in the Fund.
The rules laid out in the previous two paragraphs, other than the withholding rules, will apply notwithstanding a Fund's or an Underlying Fund's participation in a wash sale transaction or its payment of a substitute dividend.
Shareholders that are nonresident aliens or foreign entities are urged to consult their own tax advisors concerning the particular tax consequences to them of an investment in a Fund.
Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to: (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders; and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to: (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders; comply with due diligence procedures with respect to the identification of U.S. accounts; report to the IRS certain information with respect to U.S. accounts maintained; agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information; and determine certain other information concerning their account holders, or (ii) in the event an intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities may need to report the name, address, and taxpayer identification number of each substantial U.S. owner or provide certifications of no substantial U.S. ownership unless certain exceptions apply.
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Shares of the Fund held by a non-U.S. shareholder at death will be considered situated within the U.S. and subject to the U.S. estate tax.
The foregoing discussion is a summary of certain material U.S. federal income tax considerations only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisors as to the tax consequences of investing in such shares, including consequences under state, local and non-U.S. tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date of this SAI. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.
Financial Statements
The Fund's audited Financial Statements, including the Financial Highlights, appearing in the Annual Report to Shareholders and the report therein of PricewaterhouseCoopers LLP, an independent registered public accounting firm, are hereby incorporated by reference in this SAI. The Annual Report to Shareholders, which contains the referenced audited financial statements, is available upon request and without charge.
Miscellaneous Information
Counsel.  Willkie Farr & Gallagher LLP, located at 787 Seventh Avenue, New York, NY 10019, is counsel to the Trust.
Independent Registered Public Accounting Firm.  PricewaterhouseCoopers LLP, located at Two Commerce Square, 2001 Market Street, Philadelphia, PA 19103, serves as the Trust's independent registered public accounting firm, audits the Fund's financial statements, and may perform other services.
Shareholder Communications to the Board.  The Board has established a process for shareholders to communicate with the Board. Shareholders may contact the Board by mail. Correspondence should be addressed to iShares Board of Trustees, c/o BlackRock Fund Advisors, iShares Fund Administration, 400 Howard Street, San Francisco, CA 94105. Shareholder communications to the Board should include the following information: (i) the name and address of the shareholder; (ii) the number of shares owned by the shareholder; (iii) the Fund(s) of which the shareholder owns shares; and (iv) if these shares are owned indirectly through a broker, financial intermediary or other record owner, the name of the broker, financial intermediary or other record owner. All correspondence received as set forth above shall be reviewed by the Secretary of the Trust and reported to the Board.
Investors’ Rights.  The Fund relies on the services of BFA and its other service providers, including the Distributor, administrator, custodian and transfer agent. Further information about the duties and roles of these service providers is set out in this SAI. Investors who acquire shares of the Fund are not parties to the relevant agreement with these service providers and do not have express contractual rights against the Fund or its service providers, except certain institutional investors that are Authorized Participants may have certain express contractual rights with respect to the Distributor under the terms of the relevant Authorized Participant Agreement. Investors may have certain legal rights under federal or state law against the Fund or its service providers. In the event that an investor considers that it may have a claim against the Fund, or against any service provider in connection with its investment in the Fund, such investor should consult its own legal advisor.
By contract, Authorized Participants irrevocably submit to the non-exclusive jurisdiction of any New York State or U.S. federal court sitting in New York City over any suit, action or proceeding arising out of or relating to the Authorized Participant Agreement. Jurisdiction over other claims, whether by investors or Authorized Participants, will turn on the facts of the particular case and the law of the jurisdiction in which the proceeding is brought.
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Appendix A - Proxy Voting Policies
A-1

Open-End Active and Fixed Income Index Fund Proxy Voting Policy
Procedures Governing Delegation of Proxy Voting to Fund Advisers
Effective Date: January 1, 2025
________________________________________
Applies to the following types of Funds registered under the 1940 Act:
☐ Index Equity Mutual Funds and Exchange-Traded Funds
☒ Open-End Active and Fixed Income Index Mutual Funds and Exchange-Traded Funds
☐ Money Market Funds
☐ Closed-End Funds
☐ Other
________________________________________
Objective and Scope
Set forth below is the Open-End Active and Fixed Income Index Fund Proxy Voting Policy.
Policy / Document Requirements and Statements
The Boards of Trustees/Directors (“Directors”) of certain open-end funds (the “Funds”) advised by BlackRock Fund Advisors or BlackRock Advisors, LLC (“BlackRock”), have the responsibility for the oversight of voting proxies relating to portfolio securities of the Funds, and have determined that it is in the best interests of the Funds and their shareholders to delegate the responsibility to vote proxies to BlackRock, subject to the principles outlined in this Policy, as part of BlackRock’s authority to manage, acquire and dispose of account assets, all as contemplated by the Funds’ respective investment management agreements.
BlackRock has adopted the BlackRock Active Investment Stewardship Global Engagement and Voting Guidelines (as from time to time amended, the “Guidelines”) governing proxy voting by active and fixed income index Funds managed by BlackRock. The Guidelines include “climate and decarbonization” guidelines which apply to the Funds listed in Appendix A, if any.
BlackRock will cast votes on behalf of each of the Funds covered by this policy on specific proxy issues in respect of securities held by each such Fund (or may refrain from voting) in accordance with the Guidelines.
Conflicts Management
BlackRock Active Investment Stewardship (“BAIS”) maintains policies and procedures that seek to prevent undue influence on BlackRock’s proxy voting activity and to mitigate material conflicts of interest in the exercise of proxy voting responsibilities. Potential material conflicts, and the resultant potential for undue influence, might be due to a relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates or employees, or a Fund or a Fund’s affiliates. BlackRock has taken certain steps to mitigate potential conflicts, which are outlined in detail in the Guidelines. In mitigating conflicts, BAIS will adhere to the Guidelines.
In certain instances, BAIS will engage an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid potential conflicts of interest, to satisfy regulatory compliance requirements, or as may be otherwise required by applicable law.
A-2

With respect to the relationship between securities lending and proxy voting, shares on loan cannot be voted and BlackRock may determine to recall them for voting, as guided by BlackRock’s fiduciary responsibility to act in clients’ financial interests. The Guidelines set forth BlackRock’s approach to recalling securities on loan in connection with proxy voting.
Reports to the Board
BlackRock will report on an annual basis to the Directors on (1) a summary of the proxy voting process as applicable to the Funds covered by this policy in the preceding year together with a representation that all votes were in accordance with the Guidelines and (2) any material changes to the Guidelines, including material changes to conflicts management practices, that have not previously been reported.
Appendix A
BlackRock U.S. Carbon Transition Readiness ETF
BlackRock World ex U.S. Carbon Transition Readiness ETF
A-3

BlackRock Active Investment Stewardship
Global Engagement and Voting Guidelines
Effective as of January 2025

Overview	A-4
Introduction to BlackRock	A-4
About BlackRock Active Investment Stewardship	A-5
Our approach to stewardship within active equities	A-5
Our approach to stewardship within fixed income	A-5
Boards of Directors	A-6
Executive compensation	A-8
Non-executive director compensation	A-9
Capital structure	A-9
Transactions and special situations	A-10
Corporate reporting, risk management and audit	A-11
Shareholder rights and protections	A-12
Shareholder proposals	A-13
Corporate political activities	A-13
Sustainability, or environmental and social, considerations	A-13
Key stakeholders	A-14
Climate and decarbonization investment objectives	A-14
Appendix 1: How we fulfil and oversee our active investment stewardship responsibilities	A-14
Overview
This document provides high level guidance on how BlackRock Active Investment Stewardship (BAIS) views corporate governance matters that are commonly put to a shareholder vote, or on which investors engage with issuers. BAIS works in partnership with BlackRock’s investment teams, excluding index equity, providing expertise on investment stewardship, engaging with companies on behalf of those teams when appropriate, and assisting in recommending, operationalizing and reporting on voting decisions. The guidance informs BAIS’ voting recommendations to BlackRock’s active portfolio managers. It applies to active equity holdings in BlackRock’s fundamental equity, systematic equity and multi-asset solutions strategies. It also may apply to holdings in BlackRock’s index and active fixed income strategies, to the extent those strategies hold voting securities or conduct issuer engagements. The guidelines are not prescriptive as active portfolio managers have discretion as to how they integrate these guidelines within their investment processes in light of their clients’ or funds’ investment objectives. There are separate, independently developed principles and voting policies that are applied to BlackRock’s index equity investments by a distinct and independent function, BlackRock Investment Stewardship.
Introduction to BlackRock
BlackRock’s purpose is to help more and more people experience financial well-being. We manage assets on behalf of institutional and individual clients, across a full spectrum of investment strategies, asset classes, and regions. Our client base includes pension plans, endowments, foundations, charities, official institutions, insurers, and other financial institutions, as well as individuals around the world.
A-4

About BlackRock Active Investment Stewardship
BlackRock Active Investment Stewardship (BAIS) is a specialist team within the Portfolio Management Group and manages BlackRock’s stewardship engagement and voting on behalf of clients invested in active strategies globally. BAIS is also responsible for engagement with issuers in index fixed income strategies, where appropriate. Our activities are informed by these Global Engagement and Voting Guidelines (“the Guidelines”) and insights from active investment analysts and portfolio managers, with whom we work closely in engaging companies and voting at shareholder meetings.
Engagement with public companies is the foundation of our approach to stewardship within fundamental active investing. Through direct dialogue with company leadership, we seek to understand their businesses and how they manage risks and opportunities to deliver durable, risk adjusted financial returns. Generally, portfolio managers and stewardship specialists engage jointly on substantive matters. Our discussions focus on topics relevant to a company’s success over time including governance and leadership, corporate strategy, capital structure and financial performance, operations and sustainability-related risks, as well as macro-economic, geopolitical and sector dynamics. We aim to be constructive investors and are generally supportive of management teams that have a track record of financial value creation. We aim to build and maintain strong relationships with company leadership based on open dialogue and mutual respect.
Different active equity strategies may implement these voting guidelines differently, as a result of the latitude the portfolio manager has to make independent voting decisions aligned with their portfolio objectives and investment strategy. For example, BAIS will generally vote the holdings in Systematic Active Equity portfolios in accordance with these guidelines. We provide voting recommendations to fundamental equity portfolio managers, who may determine to vote differently based on their portfolio investment objectives and strategy.
These guidelines discuss corporate governance topics on which we may engage with management teams and board directors(1) and matters that routinely come to a shareholder vote. We recognize that accepted corporate governance norms can differ across markets, and believe these guidelines represent globally applicable elements of governance that support a company’s ability to manage material risks and opportunities and deliver financial returns to investors. Generally, we believe companies should observe accepted corporate governance norms within their local markets or, particularly in markets without well-established norms, aspire to widely recognized international best practices. As one of many minority shareholders, BlackRock cannot – and does not try to – direct a company’s strategy or its implementation. We look to companies to provide disclosures that explain how their approach to corporate governance best aligns with the financial interests of their investors.
Our approach to stewardship within active equities
As shareholders of public companies, BlackRock’s clients have certain fundamental rights, including the right to vote on proposals put forth by a company’s management or its shareholders. The voting rights attached to these clients’ holdings are an important mechanism for investors to express support for, or concern about, a company’s performance. As a fiduciary, BlackRock is legally required to make proxy voting determinations, on behalf of clients who have delegated voting authority to us, in a manner that is consistent with their investment objectives.
In general, we tend to support the recommendations of the board of directors and management. As indicated below, we may vote against management recommendations when we have concerns about how companies are serving the financial interests of our clients as their shareholders. We take a globally consistent approach to voting but consider the different corporate governance regulations and norms in various markets. Votes are determined on a case-by-case basis, in the context of a company’s situation and the investment mandate we have from clients. Please see page 16 for more information about how we fulfil and oversee BlackRock’s non-index equity investment stewardship responsibilities.
Our approach to stewardship within fixed income
Although fixed income investors do not have the right to vote at shareholder meetings, issuer engagement is a component of fixed income investment strategies at BlackRock, particularly those with sustainability objectives in addition to financial objectives. Most corporate governance-related fixed income engagements are undertaken in conjunction with the active investment stewardship team, and often active equity investors. In addition to the topics listed below, engagement with fixed

(1)
References to the board, board directors or non-executive directors should be understood to include supervisory boards and their members, where relevant.
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income investment teams can help inform an issuer’s approach to structuring specialist issuances, such as green bonds, and the standard terms and information in bond documentation.
Boards of Directors
Roles and responsibilities
There is widespread consensus that the foundation of good corporate governance is an effective board of directors that is able to advise and supervise management in an independent and objective manner(2).
We look to the board of directors (hereafter ‘the board’) to have an oversight role in the establishment and realization of a company’s strategy, purpose and culture. These constructs are interdependent and, when aligned, can better position a company to be resilient in the face of a changing business environment, help reduce the risks of corporate or employee misconduct, and attract and retain the caliber of workers necessary to deliver financial performance over time.
In promoting the success of the company, the board ensures the necessary resources, policies and procedures are in place to help management meet its strategic objectives within an agreed risk tolerance.
One of the most important responsibilities of the board is to appoint, and remove as necessary, the chief executive officer (CEO). In addition, the board plays a meaningful role in monitoring the performance of the CEO and other key executives, determining executive compensation, ensuring a rigorous audit, overseeing strategy execution and risk management and engaging with shareholders, and other stakeholders, as necessary.
Composition and effectiveness
Appointment process
A formal and transparent process for identifying and appointing director candidates is critical to ensuring the board is composed of directors with the appropriate mix of skills and experience. The board or a sub-committee should determine the general criteria given the company’s circumstances (e.g., sector, maturity, geographic footprint) and any additional criteria for a specific role being filled (e.g., financial expertise, industry track record). To inform the process, we encourage companies to review the skills and experience of incumbent directors to identify any gaps and whether a director candidate’s characteristics would be additive. We welcome disclosures that explain how the board considered different skills, backgrounds and experience to ensure the directors collectively can be effective in fulfilling their responsibilities. We assess a company’s board composition against that of its peer group and local market requirements.
Shareholders periodically vote to elect, remove and nominate directors to serve on the board. We may vote against the election of the most senior independent director, or the chair of the relevant committee, where a company has not demonstrated it has an appointment process that results in a high functioning board with the appropriate complement of skills, backgrounds and experience amongst the directors to support strong financial performance over time. We may vote against newly nominated directors who do not seem to have the appropriate skills or experience to contribute to the board’s effectiveness.
Independence
Director independence from management, significant shareholders or other stakeholders (e.g., government or employees) is of paramount importance to the protection of the interests of minority shareholders such as BlackRock’s clients. At least half of the directors should be independent and free from conflicts of interest or undue influence(3). This ensures sufficient independent directors to have appropriately independent board committees. Companies domiciled in markets with a higher threshold for board independence should meet those requirements.

(2)
See the Corporate Governance Codes of Germany, Japan, and the UK, as well as the corporate governance principles of the US Business Roundtable as examples.
(3)
Common impediments to independence may include but are not limited to: current or recent employment at the company or a subsidiary; being, or representing, a shareholder with a substantial shareholding in the company; interlocking directorships; lengthy tenure, and having any other interest, business, or other relationship which could, or could reasonably be perceived to, materially interfere with a director’s ability to act in the best interests of the company and shareholders.
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We may vote against the election of non-independent directors if the board does not have a sufficient balance of independence. We may also vote against the election of the chair of the committee responsible for board composition if this is a perennial issue.
Independent board leadership
Practices across markets differ, as do board structures, but we observe two main approaches to independent board leadership. One is a non-executive, independent chair of the board who is responsible for leading the board in the effective exercise of its duties. The other is a lead or senior independent director, who is responsible for coordinating with the other non-executive directors and working closely with the executive chair on the board agenda and other board procedures. In this case, the executive chair and the lead independent director work together to ensure the board is effectively fulfilling its responsibilities. In our view, the independent leader of the board, and/or the chair of a relevant committee, should be available to investors to discuss board governance matters such as CEO succession, executive pay, and board performance. We look to boards to explain their independent board leadership model and how it serves the interests of shareholders.
We may vote against the election of the chair of the committee responsible for board composition if there is not an identified independent leader of the board with clear responsibilities for board performance. We may vote against the most senior independent director if the board has a policy of not engaging with shareholders.
Tenure and succession
Boards should establish the length of time a director would normally be expected to serve, in line with market norms where those exist. In such markets, we find it helpful when companies disclose their approach to director tenure particularly around the contributions of directors who have served for longer periods than provided for in local practices. In our experience, long-serving directors could become less independent given their relationship with management and involvement in past board decisions.
Succession planning for board roles helps achieve the appropriate cadence of turnover that balances renewal through the regular introduction of directors with fresh perspectives and expertise with continuity through the retention of directors with long-term knowledge of the board and company.
In markets where there is not specific director tenure guidance, we may vote against the election of the chair of the committee responsible for board composition if there is not a clearly disclosed approach to director tenure and board renewal. We may vote against the election of directors who have served for longer duration than typical in markets with specific guidance, where the case for their continued service is not evident.
Capacity
To be effective and engaged, directors must commit appropriate time and energy to the role. A board should assess the ability of its members to maintain an appropriate focus on board matters and the company taking into consideration competing responsibilities. We recognize that board leadership roles vary across markets in responsibilities and required time commitment but note that they are generally more intensive than a standard directorship. We will take local norms and practices into consideration when making our voting determinations across markets.
We may vote against the election of directors who do not seem to have sufficient capacity to effectively fulfil their duties to the board and company.
Director elections
In support of director accountability to shareholders, directors should stand for election on a regular basis, ideally annually. A classified board structure may be justified by a company when it needs consistency and stability during a time of transition, or on the basis of its business model, e.g., a non-operating company such as closed-end funds.
Shareholders should have the opportunity to evaluate nominated directors individually rather than in bundled slates. We look to companies to provide sufficient information on each director standing for election so that shareholders can assess their capabilities and suitability. We will not support the election of directors whose names and biographical details have not been disclosed sufficiently in advance of the shareholder meeting.
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Each director’s appointment should be dependent on receiving a simple majority of the votes cast at the shareholder meeting. Where a company’s practices differ, we look to the board to provide a detailed explanation as to how its approach best serves investors’ interests.
We may vote for shareholder or management proposals seeking to establish annual election of directors and/or a simple majority vote standard for director elections. We may vote against all the directors standing for election as part of a single slate if we have concerns about the profile or performance of an individual director.
Committees
Many boards establish committees to focus on specific responsibilities of the board such as audit and risk, governance and human capital, and executive compensation, amongst other matters. We do not prescribe to companies what committees they should establish but we seek to understand the board’s rationale for the committee structure it determines is appropriate. We note that, in some markets, regulation requires such committees. The responsibilities of each committee should be clear, and the board should ensure that all critical matters are assigned either to the full board or to one of the committees. The board should disclose to shareholders the structure, membership, proportion of independent directors, and responsibilities of each committee. The responsibilities we typically see assigned to the three most common committees include:
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Audit and risk – oversight responsibilities for the integrity of financial reporting, risk management and compliance with legal and regulatory requirements; may also play an oversight role in relation to the internal audit function and whistleblowing mechanisms.
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Nominating, governance and human capital – ensures appropriate corporate governance principles and practices including the periodic review of board performance; responsible for succession planning for CEO and key board roles, as well as the director appointment process; may also have oversight responsibilities for human capital management strategies including corporate culture and purpose.
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Executive compensation – determines the compensation policies and programs for the CEO and other executive officers, approves annual awards and payments under the policies; may also have oversight responsibilities for firm-wide compensation policies.
We may vote against the election of the chair of the committee or other directors serving as committee members to convey our concerns and provide feedback on how a committee has undertaken its responsibilities. We may vote against the election of the most senior non-executive director if there is not a clearly disclosed approach to board committees.
Board and director evaluation
We consider it best practice for companies to conduct an annual review of the performance of the board, the committees, the chair and individual directors. Periodically, this review could be undertaken by an independent third party able to bring objective perspectives to the board on governance and performance. We encourage companies to disclose their approach to and objectives of evaluations, including any changes made to the board’s approach as a result.
Access to independent advice
To support the directors in effectively fulfilling their duties to the company and shareholders, they should have access to independent advice. When circumstances warrant, boards should be able to retain independent third parties to advise on critical matters. These might include new industry developments such as emergent and disruptive technology, operating events with material consequences for the company’s reputation and/or performance, or significant transactions. Board committees may similarly retain third parties to advise them on specialist matters such as audit, compensation and succession planning.
Executive compensation
Boards should establish compensation arrangements that enable the company to recruit, retain and reward the caliber of executive management necessary to lead and operate the company to deliver superior financial returns over time. We focus on alignment between variable pay and a company’s financial performance.
Generally, executive compensation arrangements have four components: base salary, annual bonus that rewards performance against short-term metrics, share-based incentives that reward performance against long-term metrics, and
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pensions and benefits. In our observation, base salary, pensions and benefits are largely set relative to market norms and benchmarks. The annual bonus and share-based incentive, or variable pay plans, tend to be tailored to the company, its sector and long-term strategy, as well as the individuals the board is seeking to recruit and motivate.
Recognizing the unique circumstances of each company, we determine whether to support a company’s approach to executive compensation on a case-by-case basis. We rely on companies providing sufficient quantitative and qualitative information in their disclosures to enable shareholders to understand the compensation arrangements and assess the alignment with investors’ interests. Features we look for in compensation arrangements include:
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Fixed pay components, including base salary, benefits and prerequisites that are appropriate in the context of the company’s size, sector and market.
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Variable pay subject to performance metrics that are closely linked to the company’s short- and long-term strategic objectives.
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Long-term incentives that motivate sustained performance across a multi-year period.
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A balance between fixed and variable pay, short- and long-term incentives, and specific instruments (cash and equity awards) that promotes pay program durability and seldom necessitates one-off, discretionary payments.
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Outcomes that are consistent with the returns to investors over the relevant time period.
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Board discretion, if allowed within the variable pay arrangements, to be used sparingly, responsibly and transparently.
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A requirement, that participants in long-term share-based incentive plans build a meaningful shareholding in the company within a defined time period, as determined by the board.
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Change of control provisions that appropriately balance the interests of executives and shareholders.
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Clawback or malus provisions that allow the company to recoup or hold back variable compensation from individuals whose awards were based on fraudulent activities, misstated financial reports, or executive misconduct.
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Severance arrangements that protect the company’s interests but do not cost more than is contractual.
We may vote against proposals to introduce new share-based incentives, approve existing policies or plans, or approve the compensation report where we do not see alignment between executive compensation arrangements and our clients’ financial interests. When there is not an alternative, or where there have been multi-year issues with compensation misaligned with performance, we may vote against the election of the chair of the responsible committee, or the most senior independent director.
Non-executive director compensation
Companies generally pay non-executive directors an annual retainer or fee in cash, shares or a combination of the two. Some companies also pay additional fees for service on board committees or in board leadership roles. We do not support non-executive directors participating in performance-based incentive plans as doing so may create a conflict of interest and undermine their independence from management, whom they oversee.
Capital structure
Boards are responsible for ensuring senior executive leadership has established a capital strategy that achieves appropriate capital allocation and management in support of long-term financial resilience.
Where company practices diverge from those set out below, we look for companies to disclose why they view these practices to be aligned with shareholders’ interests. We may vote against management proposals seeking capital-related authorities or the election of the most senior independent director if we have concerns about a company’s approach. We may also support a shareholder proposal seeking conversion of shares with differentiated voting rights to a one-share, one-vote standard.
Share issuance
We assess requests for share issuance for particular transactions on a case-by-case basis. We will generally support authorities to issue shares when subject to pre-emptive rights, and up to 20% absent pre-emptive rights. Companies should seek regular approval of these authorities to allow shareholders to take into consideration how prior authorities were used, as well as the current circumstances of the company and the market environment.
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Share buybacks
We assess share buyback proposals in the context of the company’s disclosed capital management strategy and management’s determination of the appropriate balance between investment that supports the long-term growth of the company and returning cash to investors. We also take into consideration the effect of a buyback program on the company’s balance sheet and executive compensation arrangements and the price at which shares are repurchased relative to market price. Companies should seek regular approval of these authorities to allow shareholders to take into consideration how prior authorities were used, as well as the current circumstances of the company and the market environment.
We would normally expect companies to cancel repurchased shares. If a company plans to retain them as treasury shares, management should provide a detailed rationale in the context of the disclosed capital management strategy.
Dividends
We generally defer to management and the board on dividend policy but may engage to seek further clarification where a proposed dividend appears out of line with the company’s financial position.
Differentiated voting rights
We prefer companies to adopt a one-share, one-vote structure for share classes with the same economic exposure. Certain companies, particularly those new to public markets, could make the case to adopt a differentiated voting rights structure, or dual class stock. In those situations, we encourage companies to evaluate and seek approval for their capital structure on a periodic basis.
Transactions and special situations
We monitor developments in transactions and special situations closely and undertake our own detailed analyses of proposals.
Mergers and acquisitions
We evaluate proposed mergers or acquisitions by assessing the financial outcome for our clients as minority shareholders. Management should provide an assessment of the proposed transaction’s strategic and financial rationale, along with its execution and operational risks. We review each transaction independently based on these factors and the degree to which the transaction enhances shareholder value. The board should consider establishing an ad hoc transaction committee to undertake an independent assessment of a significant merger or acquisition, in advance of making its recommendation to shareholders.
We will vote against transactions that, in our assessment, do not advance our clients’ financial interests.
Anti-takeover defenses
In principle, we do not support companies using anti-takeover defenses, also known as poison pills or shareholder rights plans, as they can entrench management and boards which have not delivered long-term shareholder value. By exception, a poison pill may be supported if its purpose is to delay a takeover that is considered sub-optimal and enable management to seek an improved offer. Similarly, management could make the case to use a poison pill to block a shareholder activism campaign that may be counter to the interests of other investors. Defense mechanisms introduced in these circumstances should be limited in term and threshold, and also be closely monitored by the independent members of the board. We look for a shareholder vote for any mechanisms expected to be in place for more than 12 months.
Shareholder activism
When companies are the focus of an activism campaign, we may engage with the activist to understand their analysis and objectives, once they have gone public. We will also engage with company management and possibly board members, especially those the activist may be seeking to replace. In our assessment, we evaluate various factors, including the concerns raised by the activist and the case for change; the quality of both the activist’s and management’s plans; and the qualifications of each party’s candidates. We evaluate each contested situation by assessing the potential financial outcome for our clients as minority shareholders.
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We may support board candidates nominated by a shareholder activist if the activist has demonstrated that their case for change enhances shareholder value, or if the incumbent board members do not demonstrate the relevant skills and expertise or have a poor track record of protecting shareholders’ interests.
Significant shareholders and related party transactions
Boards of companies with affiliated shareholders or directors should be able to demonstrate that the interests of all shareholders are given equitable consideration.
Transactions with related parties, such as significant shareholders or companies connected with the public company, should be disclosed in detail and conducted on terms similar to what would objectively have been agreed with a non-related party. Such transactions should be reviewed and approved by the independent members of the board, and if voted on, only disinterested shareholders should vote.
Corporate reporting, risk management and audit
Investors depend on corporate reporting, both regulatory and voluntary, to understand a company’s strategy, its implementation and financial performance, as well as to assess the quality of management and operations and potential for the company to create shareholder value over time. The board should oversee corporate reporting and the policies and procedures underpinning the internal audit function and external audit.
A company’s financial reporting should provide decision-useful information for investors and other stakeholders on its financial performance and position. It should provide an accurate and balanced assessment of the risks and opportunities the company faces in realizing its long-term strategy. Accordingly, the assumptions made by management and reviewed by the auditor in preparing the financial statements should be reasonable and justified. Financial statements should be prepared in accordance with globally developed reporting standards and any divergence from generally accepted accounting principles should be explained in detail and justified. Accounting restatements should be explained in detail and any remedial actions, and the implications of these, disclosed.
In this context, audit committees play a vital role in a company’s financial reporting system by providing independent oversight of the accounts, material financial and, where appropriate to the jurisdiction, nonfinancial information, internal control frameworks and Enterprise Risk Management systems. In our view, effective audit committee oversight strengthens the quality and reliability of a company’s financial statements and provides an important level of reassurance to shareholders. Audit committees should have a procedure in place for assessing the independence of the auditor and the quality of the external audit process annually.
Similarly, material sustainability-related factors that are integral to how a company manages risks or generates revenue should be disclosed. In our view, the standards developed by the International Sustainability Standards Board, can be helpful to companies in preparing such reports(4).
Companies should establish robust risk management and internal control processes appropriate to the company’s business, risk tolerance, and regulatory environment. A credible whistleblowing system for employees, and potentially other stakeholders, can be a useful mechanism for ensuring that senior management and the board are aware of potential misconduct or breaches in risk management and internal control processes.
A comprehensive audit conducted by an independent audit firm contributes to investor confidence in the quality of corporate reporting. It is helpful when the audit report gives some insight into the scope and focus of the audit, as well as any critical audit matters identified and how these were resolved. A comprehensive and effective audit is time and resource intensive, and the audit fee should be commensurate. Fees paid to the audit firm for non-audit consulting should not exceed the audit fee to a degree that may prompt concerns about the independence of the audit. The audit committee should explain its position on auditor tenure and how it confirmed that the auditor remained independent.

(4)
The objective of IFRS S1 General Requirements for Disclosure of Sustainability-related Financial Information is to require an entity to disclose information about its sustainability-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity. The objective of IFRS S2 Climate-related Disclosures is to require an entity to disclose information about its climate-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity.
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We may vote against the election of the responsible directors if corporate reporting is insufficient or there are material misstatements in financial reports. In markets where relevant, we may vote against a proposal to approve the financial statements or the discharge of the board when we are concerned about the quality of the reporting or the audit. We may vote against proposals to appoint the auditor, ratify the audit report, or approve the audit fee if we are concerned about the auditor’s independence, the quality of the audit, or there are material misstatements in financial reports and the board has not established reasonable remediation plans.
Shareholder rights and protections
General shareholder meetings
Companies normally have an annual general meeting of shareholders at which routine and non-routine items of business are discussed and voted on by shareholders in attendance or submitting proxy votes. Companies should disclose materials relevant to the shareholder meeting sufficiently in advance so that shareholders can take them into consideration in their voting decisions. Many companies offer shareholders the option of participating in the meeting virtually which, whilst welcome, should not limit the rights of shareholders to participate as they would during an in-person meeting.
We may vote against directors when materials related to the business of the shareholder meeting are not provided in a timely manner or do not provide sufficient information for us to take an informed voting decision. We may vote against directors if the format of the shareholder meeting does not accommodate reasonable shareholder participation.
Bylaw amendments
We review bylaw amendments proposed by management on a case-by-case basis and will generally support those that are aligned with the interests of minority shareholders. Any material changes to the bylaws should be explained in detail and put to a shareholder vote.
We may vote against bylaw amendments that reduce shareholder rights and protections. We may vote against directors if material changes are made to the bylaws without shareholder approval.
If not provided for in the relevant corporate law, company bylaws should allow shareholders, individually or as a group, with a meaningful shareholding the right to call a special meeting of shareholders. The shareholding required to exercise this right should balance its utility with the cost to the company of holding special meetings.
If not provided for in the relevant corporate law, company bylaws should allow shareholders, individually or as a group, with a meaningful shareholding the right to nominate directors to the company’s board. The threshold for this right should be set so that shareholders can exercise it without being unduly disruptive to the board’s own nomination process.
Whilst we would not use either of these rights ourselves, we see them as important accountability mechanisms. We may vote for a shareholder proposal seeking the addition of either of these provisions to a company’s bylaws.
Change of domicile
We generally defer to management on proposals to change a company’s domicile as long as the rationale for doing so is consistent with the company’s long-term strategy and business model and the related costs are immaterial.
We may vote against directors or a proposal to change a company’s domicile where it does not seem aligned with our clients’ financial interests.
Changes to a company’s purpose or the nature of its business
Plans to materially change the nature of a company’s business or its purpose should be disclosed and explained in the context of long-term strategy and business dynamics. Such changes may significantly alter an investor’s views on the suitability of a company for their investment strategy or portfolio.
Where relevant, we may vote against proposals to change a company’s purpose or the nature of its business if the board has not provided a credible argument for change.
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Shareholder proposals
Shareholders in many markets, who meet certain eligibility criteria, have the right to submit proposals to the general shareholder meeting asking a company to take a particular course of action subject to the proposal being supported by a majority of votes cast at the meeting. The topics raised address a range of governance, social and environmental matters that may be relevant to a company’s business. Shareholder proposals are considered by many investors to be an escalation tool when a company is unresponsive to their engagement.
We vote on these proposals on a case-by-case basis. We assess the relevance of the topic raised to a company’s business and its current approach, whether the actions sought are consistent with shareholders’ interests, and what impact the proposal being acted upon might have on financial performance.
Our general approach where we have concerns about a company’s governance, disclosures or performance is to engage to understand the apparent difference in perspective. If we continue to believe the company is not acting in shareholders’ financial interests, we may vote against the election of directors. We may support a relevant shareholder proposal if doing so reinforces the points made in our engagement or is aligned with our clients’ financial interests. We generally do not support shareholder proposals that are legally binding on the company, seek to alter a company’s strategy or direct its operations, or are unrelated to how a company manages risk or generates financial returns.
BlackRock is subject to legal and regulatory requirements in the U.S. that place restrictions and limitations on how we can interact with the companies in which we invest on behalf of our clients, including our ability to submit shareholder proposals. We can vote on behalf of clients who authorize us to do so, on proposals put forth by others.
Corporate political activities
We seek to understand how companies ensure that their direct and indirect engagement in the policy making process is consistent with their public statements on policy matters important to the company’s long-term strategy. The board should be aware of the approach taken to corporate political activities as there can be reputational risks arising from inconsistencies. Companies should, as a minimum, meet all regulatory disclosure requirements on political activities, and ideally, provide accessible and clear disclosures to shareholders on policy positions, public policy engagement activities and political donations. To mitigate the risk of inconsistencies, companies can usefully assess the alignment between their policy priorities and the policy positions of the trade associations of which they are active members and any engagements undertaken by trade associations on behalf of members.
Generally, this is an engagement matter, although we may support a relevant shareholder proposal, or vote against directors, where a company’s disclosures are insufficient, or it becomes public that there is a material contradiction in a company’s public policy positions and its policy engagement.
Sustainability, or environmental and social, considerations
We seek to understand how companies manage the risks and opportunities inherent in their business operations. In our experience, sustainability-related factors(5) that are relevant to a company’s business or material to its financial performance, are generally operational considerations embedded into day-to-day management systems. Certain sustainability issues may also inform long-term strategic planning, for example, investing in product innovation in anticipation of changing consumer demand or adapting supply chains in response to changing regulatory requirements.
We recognize that the specific sustainability-related factors that may be financially material or business relevant will vary by company business model, sector, key markets, and time horizon, amongst other considerations. From company disclosures and our engagement, we aim to understand how management is identifying, assessing and integrating material

(5)
By material sustainability-related risks and opportunities, we mean the drivers of risk and financial value creation in a company’s business model that have an environmental or social dependency or impact. Examples of environmental issues include, but are not limited to, water use, land use, waste management, and climate risk. Examples of social issues include, but are not limited to, human capital management, impacts on the communities in which a company operates, customer loyalty, and relationships with regulators. It is our view that well-managed companies will effectively evaluate and manage material sustainability-related risks and opportunities relevant to their businesses. Governance is the core means by which boards can oversee the creation of durable financial value over time. Appropriate risk oversight of business-relevant and material sustainability-related considerations is a component of a sound governance framework.
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sustainability-related risks and opportunities into their business decision-making and practices. Doing so helps us undertake a more holistic assessment of a company’s potential financial performance and the likely risk-adjusted returns of an investment.
We may vote against directors or support a relevant shareholder proposal if we have concerns about how a company is managing or disclosing its approach to material sustainability-related risks that may impact financial returns.
Key stakeholders
In our view, companies should understand and take into consideration the interests of the various parties on whom they depend for their success over time. It is for each company to determine their key stakeholders based on what is material to their business and long-term financial performance. For many companies, key stakeholders include employees, business partners (such as suppliers and distributors), clients and consumers, regulators, and the communities in which they operate. Companies that appropriately balance the interests of investors and other stakeholders are, in our experience, more likely to be financially resilient over time.
Climate and decarbonization investment objectives
Certain active BlackRock funds have climate and decarbonization objectives in addition to financial objectives. Consistent with the objectives of those investment strategies, our stewardship activity in relation to the holdings in those funds differs in some respects from BAIS’ benchmark guidelines, which are described above. Specifically, for those funds’ holdings, we look to investee companies to demonstrate that they are aligned with a decarbonization pathway that means their business model would be viable in a low-carbon economy, i.e., one in which global temperature rise is limited to 1.5⁰C above pre-industrial levels. This approach is only taken following BlackRock receiving the explicit approval from the applicable fund board.
The decarbonization stewardship guidelines focus on companies which produce goods and services that contribute to real world decarbonization or have a carbon intensive business model and face outsized impacts from the low carbon transition, based on reported and estimated scopes 1, 2, and 3 greenhouse gas emissions. These companies should provide disclosures that set out their governance, strategy, risk management processes and metrics and targets relevant to decarbonization. These disclosures should include an explanation of the decarbonization scenarios a company is using in its near- and long-term planning, as well as its scope 1, scope 2 and material scope 3 greenhouse gas (GHG) emissions and reduction targets for scope 1 and 2 emissions. As with the BAIS benchmark policies, we consider the climate-risk reporting standard issued by the International Sustainability Standards Board, IFRS S2, a useful reference for such reporting.
Under these climate- and decarbonization-specific guidelines, BAIS may recommend a vote against directors or support for a relevant shareholder proposal if a company does not appear to be adequately addressing or disclosing material climate-related risks. We may recommend supporting shareholder proposals seeking information relevant to a company’s stated low-carbon transition strategy and targets that the company does not currently provide and that would be helpful to investment decision-making. As under the BAIS benchmark approach, the active portfolio managers are ultimately responsible for voting consistent with their investment mandate and fund objectives.
Appendix 1: How we fulfil and oversee our active investment stewardship responsibilities
Oversight
The Global Head of BAIS has primary oversight of and responsibility for the team’s activities, including voting in accordance with the BlackRock Active Investment Stewardship Global Engagement and Voting Guidelines (“the Guidelines”), which require the application of professional judgment and consideration of each company’s unique circumstances, as well as input from active investors. BAIS is independent from BlackRock Investment Stewardship in our engagement and voting activities, reporting lines, and oversight.
The Active Investment Stewardship Oversight Committee, comprised of senior representatives of the active investment, legal and risk teams, reviews and advises on amendments to BAIS’ Global Engagement and Voting Guidelines. The Committee also considers developments in corporate governance, related public policy, and market norms and how these might influence BAIS’ policies and practices. The Committee does not determine voting decisions, which are the responsibility of BAIS and the relevant active equity investors.
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In addition, there is a standing advisory group of senior active investors who counsel BAIS on complex or high-profile votes before a recommendation is finalized and escalated to the portfolio managers with holdings in the company under consideration. This group also formally reviews any revisions to the Engagement and Voting Guidelines proposed by BAIS as part of its annual review.
BAIS carries out engagement with companies in collaboration with active investment colleagues, executes proxy votes, and conducts vote operations (including maintaining records of votes cast) in a manner consistent with the Guidelines. BAIS also conducts research on corporate governance issues and participates in industry discussions to contribute to and keep abreast of important developments in the corporate governance field. BAIS may use third parties for certain of the foregoing activities and performs oversight of those third parties (see “Use and oversight of third-party vote services providers” below).
Voting guidelines and vote execution
BlackRock votes on proxy issues when our clients authorize us to do so. We carefully consider the voting items submitted to funds and other fiduciary account(s) (Fund or Funds) for which we have voting authority. BlackRock votes (or refrains from voting) for each Fund for which we have voting authority based on our evaluation of the alignment of the voting items with the long-term economic interests of our clients, in the exercise of our independent business judgment, and without regard to the relationship of the issuer (or any shareholder proponent or dissident shareholder) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates, or BlackRock employees (see “Conflicts management policies and procedures,” below).
When exercising voting rights, BAIS will normally vote on specific proxy issues in accordance with the Guidelines, although portfolio managers have the right to vote differently on their holdings if they determine doing so is more aligned with the investment objective and financial interests of clients invested in the funds they manage.
The Guidelines are not intended to be exhaustive. BAIS applies the Guidelines on a case-by-case basis, in the context of the individual circumstances of each company and the specific issue under review. As such, the Guidelines do not indicate how BAIS will vote in every instance. Rather, they reflect our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots. The Guidelines are reviewed annually and updated as necessary to reflect changes in market practices, developments in corporate governance and feedback from companies and clients. In this way, BAIS aims to maintain policies that explain our approach to governance practices most aligned with clients’ long-term financial interests.
In certain markets, proxy voting involves logistical issues which can affect BAIS’ ability to vote such proxies, as well as the desirability of voting such proxies. These issues include, but are not limited to: i) untimely notice of shareholder meetings; ii) restrictions on a foreigner’s ability to exercise votes; iii) requirements to vote proxies in person; iv) “share-blocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); v) potential difficulties in translating the proxy; vi) regulatory constraints; and vii) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions. We are not supportive of impediments to the exercise of voting rights such as share-blocking or overly burdensome administrative requirements.
BlackRock votes proxies in these situations on a “best-efforts” basis. In addition, BAIS may determine that it is generally in the interests of BlackRock’s clients not to vote proxies (or not to vote our full allocation) if the costs (including but not limited to opportunity costs associated with share-blocking constraints) associated with exercising a vote are expected to outweigh the benefit the client would derive by voting on the proposal.
Voting Choice
BlackRock offers Voting Choice, a program that provides eligible clients with more opportunities to participate in the proxy voting process where legally and operationally viable.
Voting Choice is currently available for eligible clients invested in certain institutional pooled funds in the U.S., UK, and Canada that use systematic active equity (SAE) and multi-asset strategies. In addition, institutional clients in separately managed accounts (SMAs) are eligible for BlackRock Voting Choice regardless of their investment strategies(6).

(6)
With Voting Choice, SMAs have the ability to select from a set of voting policies from third-party proxy advisers the policy that best aligns with their views and preferences. BlackRock can then use its proxy voting infrastructure to cast votes based on the client’s selected voting policy.
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As a result, the shares attributed to BlackRock in company share registers may be voted differently depending on whether our clients have authorized BAIS to vote on their behalf, have authorized BlackRock to vote in accordance with a third-party policy, or have elected to vote shares in accordance with their own policy. Our clients have greater control over proxy voting because of Voting Choice. BlackRock does not disclose client information, including a client’s selection of proxy policy, without client consent.
Use and oversight of third-party vote services providers
Third-party vote services providers – or proxy research firms - provide research and recommendations on proxy votes, as well as voting infrastructure. As mentioned previously, BlackRock contracts primarily with the vote services provider ISS and leverages its online platform to supply research and support voting, record keeping, and reporting processes. We also use Glass Lewis’ research and analysis as an input into our voting process. It is important to note that, although proxy research firms provide important data and analysis, BAIS does not rely solely on their information or follow their voting recommendations. A company’s disclosures, our past engagements and voting, investment colleagues’ insights and our voting guidelines are important inputs into our voting decisions on behalf of clients.
Given the large universe of actively held companies, BAIS employs the proxy services provider to streamline the voting process by making voting recommendations based on BAIS’ voting guidelines when the items on a shareholder meeting agenda are routine. Agenda items that are not routine are referred back to BAIS to assess, escalate as necessary to the relevant portfolio managers and vote. BAIS reviews and can override the recommendations of the vote services provider at any time prior to the vote deadline. Both BAIS and the vote services provider actively monitor securities filings, research reports, company announcements, and direct communications from companies to ensure awareness of supplemental disclosures and proxy materials that may require a modification of votes.
BAIS closely monitors the third-party vote services providers we contract with to ensure that they are meeting our service level expectations and have effective policies and procedures in place to manage potential conflicts of interest. Our oversight of service providers includes regular meetings with client service teams, systematic monitoring of vendor operations, as well as annual due diligence meetings in accordance with BlackRock’s firmwide policies.
Conflicts management policies and procedures
BAIS maintains policies and procedures that seek to prevent undue influence on BlackRock’s proxy voting activity. Such influence might stem from any relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates, a Fund or a Fund’s affiliates, or BlackRock employees. The following are examples of sources of perceived or potential conflicts of interest:
•
BlackRock clients who may be issuers of securities or proponents of shareholder resolutions
•
BlackRock business partners or third parties who may be issuers of securities or proponents of shareholder resolutions
•
BlackRock employees who may sit on the boards of public companies held in Funds managed by BlackRock
•
Significant BlackRock, Inc. investors who may be issuers of securities held in Funds managed by BlackRock
•
Securities of BlackRock, Inc. or BlackRock investment funds held in Funds managed by BlackRock
•
BlackRock, Inc. board members who serve as senior executives or directors of public companies held in Funds managed by BlackRock
BlackRock has taken certain steps to mitigate perceived or potential conflicts including, but not limited to, the following:
•
Adopted the Guidelines which are designed to advance our clients’ long-term economic interests in the companies in which BlackRock invests on their behalf
•
Established a reporting structure that separates BAIS from employees with sales, vendor management, or business partnership roles. In addition, BlackRock seeks to ensure that all engagements with corporate issuers, dissident shareholders or shareholder proponents are managed consistently and without regard to BlackRock’s relationship with such parties. Clients or business partners are not given special treatment or differentiated access. BAIS prioritizes engagements based on factors including, but not limited to, our need for additional information to make a voting decision or our view on the likelihood that an engagement could lead to positive outcome(s) over time for the economic value of the company. Within the normal course of business, BAIS may engage directly with
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BlackRock clients, business partners and/or third parties, and/or with employees with sales, vendor management, or business partnership roles, in discussions regarding our approach to stewardship, general corporate governance matters, client reporting needs, and/or to otherwise ensure that proxy-related client service levels are met
•
Determined to engage, in certain instances, an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid potential conflicts of interest, to satisfy regulatory compliance requirements, or as may be otherwise required by applicable law. In such circumstances, the independent third-party voting service provider provides BlackRock with recommendations, in accordance with the Guidelines, as to how to vote such proxies. BlackRock uses an independent third-party voting service provider to make proxy voting recommendations for shares of BlackRock, Inc. and companies affiliated with BlackRock, Inc. BlackRock may also use an independent third-party voting service provider to make proxy voting recommendations for:
•
public companies that include BlackRock employees on their boards of directors
•
public companies of which a BlackRock, Inc. board member serves as a senior executive or a member of the board of directors
•
public companies that are the subject of certain transactions involving BlackRock Funds
•
public companies that are joint venture partners with BlackRock, and
•
public companies when legal or regulatory requirements compel BlackRock to use an independent third-party voting service provider
In selecting an independent third-party voting service provider, we assess several characteristics, including but not limited to: independence, an ability to analyze proxy issues and make recommendations in the economic interest of our clients in accordance with the Guidelines, reputation for reliability and integrity, and operational capacity to accurately deliver the assigned recommendations in a timely manner. We may engage more than one independent third-party voting service provider, in part to mitigate potential or perceived conflicts of interest at a single voting service provider. The Active Investment Stewardship Oversight Committee appoints and reviews the performance of the independent third-party voting service providers, generally on an annual basis.
Securities lending
When so authorized, BlackRock acts as a securities lending agent on behalf of Funds. Securities lending is a well-regulated practice that contributes to capital market efficiency. It also enables funds to generate additional returns while allowing fund providers to keep fund expenses lower.
With regard to the relationship between securities lending and proxy voting, BlackRock cannot vote shares on loan and may determine to recall them for voting, as guided by our fiduciary duty as an asset manager to our clients in helping them achieve their investment goals. While this has occurred in a limited number of cases, the decision to recall securities on loan as part of BlackRock’s securities lending program in order to vote is based on an evaluation of various factors that include, but are not limited to, assessing potential securities lending revenue alongside the potential long-term financial value to clients of voting those securities (based on the information available at the time of recall consideration). BAIS works with active portfolio managers, as well as colleagues in the Securities Lending and Risk and Quantitative Analysis teams, to evaluate the costs and benefits to clients of recalling shares on loan.
In almost all instances, BlackRock anticipates that the potential long-term financial value to clients of voting shares would not warrant recalling securities on loan. However, in certain instances, BlackRock may determine, in our independent business judgment as a fiduciary, that the value of voting outweighs the securities lending revenue loss to clients and would therefore recall shares to be voted in those instances.
Periodically, BlackRock reviews our process for determining whether to recall securities on loan in order to vote and may modify it as necessary.
Reporting and vote transparency
BAIS is committed to transparency in the stewardship work we do on behalf of clients. We inform clients about our engagement and voting policies and activities through direct communication and disclosure on our website.
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Want to know more?
blackrock.com/stewardship | ContactActiveStewardship@blackrock.com
The document is provided for information purposes only and is subject to change. Reliance upon this information is at the sole discretion of the reader.
Prepared by BlackRock, Inc.
©2024 BlackRock, Inc. All rights reserved. BLACKROCK is a trademark of BlackRock, Inc., or its subsidiaries in the United States and elsewhere. All other trademarks are those of their respective owners.
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Index Equity Fund Proxy Voting Policy
Procedures Governing Delegation of Proxy Voting to Fund Advisers
Effective Date: January 1, 2025
________________________________________
Applies to the following types of Funds registered under the 1940 Act:
☒ Index Equity Mutual Funds and Exchange-Traded Funds
☐ Open-End Active and Fixed Income Index Mutual Funds and Exchange-Traded Funds
☐ Money Market Funds
☐ Closed-End Funds
☐ Other
________________________________________
Objective and Scope
Set forth below is the Index Equity Fund Proxy Voting Policy.
Policy / Document Requirements and Statements
The Boards of Trustees/Directors (“Directors”) of certain open-end funds (the “Funds”) advised by BlackRock Fund Advisors or BlackRock Advisors, LLC (“BlackRock”), have the responsibility for the oversight of voting proxies relating to portfolio securities of the Funds, and have determined that it is in the best interests of the Funds and their shareholders to delegate the responsibility to vote proxies to BlackRock, subject to the principles outlined in this Policy, as part of BlackRock’s authority to manage, acquire and dispose of account assets, all as contemplated by the Funds’ respective investment management agreements.
BlackRock has adopted the BlackRock Investment Stewardship Global Benchmark Policy(“Guidelines”) (as from time to time amended, the “Guidelines”) governing proxy voting by index equity Funds managed by BlackRock, except for the iShares Core S&P 500 ETF. In addition, BlackRock has adopted guidelines and procedures (as from time to time amended, the “BlackRock Climate and Decarbonization Stewardship Guidelines”) governing proxy voting for matters covered in the BlackRock Climate and Decarbonization Stewardship Guidelines by the Funds listed in Appendix A.
BlackRock will cast votes on behalf of each of the Funds covered by this policy on specific proxy issues in respect of securities held by each such Fund (or may refrain from voting) in accordance with the Guidelines and the BlackRock Climate and Decarbonization Stewardship Guidelines, as applicable.
Conflicts Management
BlackRock Investment Stewardship (“BIS”) maintains policies and procedures that seek to prevent undue influence on BlackRock’s proxy voting activity and to mitigate material conflicts of interest in the exercise of proxy voting responsibilities. Potential material conflicts, and the resultant potential for undue influence, might be due to a relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates or employees, or a Fund or a Fund’s affiliates. BlackRock has taken certain steps to mitigate potential conflicts, which are outlined in detail in the Guidelines. In mitigating conflicts, BIS will adhere to the Guidelines.
In certain instances, BIS will engage an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid potential conflicts of interest, to satisfy regulatory compliance requirements, or as may be otherwise required by applicable law.
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With respect to the relationship between securities lending and proxy voting, shares on loan cannot be voted and BlackRock may determine to recall them for voting, as guided by BlackRock’s fiduciary responsibility to act in clients’ financial interests. The Guidelines set forth BlackRock’s approach to recalling securities on loan in connection with proxy voting.
Reports to the Board
BlackRock will report on an annual basis to the Directors on (1) a summary of the proxy voting process as applicable to the Funds covered by this policy in the preceding year together with a representation that all votes were in accordance with the Guidelines and the BlackRock Climate and Decarbonization Stewardship Guidelines, as applicable (2) any material changes to the Guidelines and the BlackRock Climate and Decarbonization Stewardship Guidelines, including material changes to conflicts management practices, that have not previously been reported.
Appendix A
iShares Climate Conscious & Transition MSCI USA ETF
iShares ESG Advanced MSCI EAFE ETF
iShares ESG Advanced MSCI EM ETF
iShares ESG Advanced MSCI USA ETF
iShares ESG MSCI EM Leaders ETF
iShares ESG MSCI USA Leaders ETF
iShares ESG MSCI KLD 400 ETF
iShares ESG Optimized MSCI USA ETF
iShares Low Carbon Optimized MSCI ACWI ETF
iShares Paris-Aligned Climate Optimized MSCI USA ETF
iShares Paris-Aligned Climate Optimized MSCI World ex USA ETF
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BlackRock Investment Stewardship
Global Principles for Benchmark Policies
Effective as of January 2025
The purpose of this document is to provide an overarching explanation of BlackRock’s global approach to our responsibilities as a shareholder on behalf of our clients, the principles that guide our dialogue with companies, and our commitments to clients in terms of our own governance and transparency.

Introduction to BlackRock Investment Stewardship	A-21
Philosophy on investment stewardship	A-22
Shareholder rights	A-22
Stewardship in practice	A-22
Key themes	A-23
Boards and directors	A-23
Auditors and audit-related issues	A-25
Capital structure, mergers, asset sales, and other special transactions	A-26
Executive compensation	A-27
Material sustainability-related risks and opportunities	A-28
Other corporate governance matters and shareholder protections	A-30
Shareholder proposals	A-31
BlackRock’s oversight of its investment stewardship activities	A-31
Voting guidelines and vote execution	A-32
Voting Choice	A-32
Conflicts management policies and procedures	A-33
Securities lending	A-34
Reporting and vote transparency	A-34
Introduction to BlackRock Investment Stewardship
BlackRock’s clients depend on us to help them meet their varied investment goals. We consider it one of our responsibilities to be an informed, engaged shareholder on their behalf, given the business decisions that companies make have a direct impact on our clients’ long-term investment outcomes and financial well-being. BlackRock Investment Stewardship (BIS) is a dedicated function within BlackRock, which is responsible for engaging with public companies on behalf of index strategies. Investment Stewardship is one of the ways we fulfill our fiduciary responsibilities as an asset manager to our clients. Our sole objective when conducting our stewardship program is to advance our clients’ long-term financial interests.(1)
BIS takes a long-term approach in our stewardship efforts, reflecting the investment horizons of the majority of our clients. BIS does this through:
1.
Engaging with companies in a two-way dialogue to build our understanding of a company’s practices and inform our voting decisions.

(1)
BIS’ Benchmark Policies, and the vote decisions made consistent with these policies, take a financial materiality-based approach and are focused solely on advancing clients' financial interests. BIS’ Benchmark Policies– comprised of the BIS Global Principles, regional voting guidelines, and engagement priorities – apply to clients’ assets invested through index strategies and provide guidance on our position on common corporate governance matters. We take a globally consistent approach, while recognizing the unique markets and sectors in which companies operate. BlackRock offers a wide range of investment products and funds to support our clients’ unique and varied investment objectives. Other materials on the BIS website might also provide useful context.
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2.
Voting at shareholder meetings on management and shareholder proposals on behalf of clients who have delegated voting authority to BlackRock.
3.
Contributing to industry dialogue on stewardship to share our perspectives on matters that may impact our clients’ investments.
4.
Reporting on our activities to inform clients about our stewardship efforts on their behalf through a range of publications and direct reporting.
Philosophy on investment stewardship
Sound governance is critical to the success of a company, the protection of investors’ interests, and long-term financial value creation. Research indicates that high-performing companies will effectively evaluate and address risks and opportunities relevant to their businesses, which supports durable, long-term financial value creation.(2)
Setting, executing, and overseeing strategy are the responsibility of management and the board. As one of many minority shareholders, BlackRock cannot – and does not try to – direct a company’s strategy or its implementation. Our role, on behalf of BlackRock’s clients as long-term investors, is to better understand how corporate leadership is managing material risks and capitalizing on opportunities to help protect and enhance the company’s ability to deliver long-term financial returns. We aim to take a globally consistent approach, while recognizing the unique markets and sectors in which companies operate.
Shareholder rights
Corporate law, regulations and listing rules in most markets establish certain fundamental rights attached to shareholding. Shareholders should have the right to:
•
Elect, remove, and nominate directors, approve the appointment of the auditor, and amend the corporate charter or by-laws.
•
Vote on key board decisions that are material to the protection of their investment, including but not limited to, changes to the purpose of the business, dilution levels and pre-emptive rights, and the distribution of income and capital structure.
•
Access sufficient and timely information on material governance, strategic, and business matters to make informed decisions.
To protect the interest of minority shareholders like BlackRock’s clients, BIS holds the view that shareholder voting rights should be proportionate to economic ownership—the principle of “one share, one vote” helps to achieve this balance.
Stewardship in practice
The assets BlackRock manages belong to our clients, which include public and private pension plans, insurers, official institutions, endowments, universities, charities, family offices, wealth managers, and ultimately, the individual investors that they serve. Through stewardship, we assess how companies are creating long-term financial value to serve our clients, many of whom are saving for long-term goals, such as retirement.
As shareholders of public companies, our clients have the right to vote on matters proposed by a company’s management or its shareholders. Voting is an important mechanism for investors to express support for, or concern about, a company’s performance and most of our clients authorize BlackRock to exercise this right on their behalf. For those clients, and as a fiduciary, BlackRock is legally required to make proxy voting determinations in a manner that is consistent with their investment objectives. BIS does this by casting votes in favor of proposals that, in our assessment, will promote stronger governance and better operating practices and, in turn, potentially enhance long-term shareholder value. Our vote decisions are informed by our in-depth analysis of company disclosures, engagement with boards and management teams, third-party research, and comparisons against a company’s industry peers.
BIS takes a constructive, long-term approach to our engagement with companies, reflecting the investment horizons of the majority of our clients. An engagement is a meeting between BIS and a company’s board and management that helps improve our understanding of the company’s business model and material risks and opportunities, to inform our voting

(2)
PwC, “The 3 things all high-performing companies do”. Harvard Business Review, “6 Strategic Concepts That Set High-Performing Companies Apart”, March 2024.
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decisions on behalf of clients who authorize us to vote on their behalf. In these two-way conversations, we listen to and learn directly from company directors and executives and ask questions relevant to their business. Either a company or BIS can request an engagement. Many of the engagements are initiated by companies to discuss their long-term strategy, risk and opportunity set, and management’s plan to deliver financial returns through business cycles. The ongoing, multiyear nature of our engagements allows us to build strong relationships with company leadership and mutual understanding on key matters of corporate governance and the drivers of long-term financial performance.
Generally, we support the vote recommendations of the board of directors and management. In case of concerns, we typically raise these through dialogue with board members and management teams first. When we determine it is in our clients’ financial interests to convey concern to companies through voting, we do so in two forms: we might not support the election of directors or other management proposals, or we might not support management’s voting recommendation on a shareholder proposal.
Key themes
While accepted standards and norms of corporate governance can differ between markets, in our experience, there are certain globally applicable fundamental elements of corporate governance that contribute to a company’s ability to create long-term financial value for shareholders. These global themes are set out in this overarching set of principles (the “Principles”), which are anchored in transparency and accountability.
At a minimum, it is our view that companies should observe the accepted corporate governance standards in their domestic market,(3) and we ask that, if they do not, they explain how their approach better supports durable, long-term financial value creation.
These Principles cover seven key subjects:
•
Boards and directors
•
Auditors and audit-related issues
•
Capital structure, mergers, asset sales, and other special transactions
•
Executive compensation
•
Material sustainability-related risks and opportunities
•
Other corporate governance matters and shareholder protections
•
Shareholder proposals
Our regional and market-specific voting guidelines explain how these Principles inform our voting decisions in relation to common ballot items for shareholder meetings in those markets. Alongside the Principles and regional voting guidelines, BIS publishes our engagement priorities which reflect the five themes on which we most frequently engage companies, where they are relevant, as these can be a source of material business risk or opportunity. Collectively, these BIS policies set out the core elements of corporate governance that guide our investment stewardship program globally and within each market. The BIS policies are not prescriptive, applied on a pragmatic, case-by-case basis, taking into consideration a number of factors, including the sector, market, and business environment within which a company is operating.
Boards and directors
Companies whose boards are comprised of appropriately qualified, engaged directors with professional characteristics relevant to a company’s business enhance the ability of the board to add value and be the voice of shareholders in board discussions. A strong board gives a company a competitive advantage, providing valuable oversight and contributing to the most important management decisions that support long-term financial performance. As part of their responsibilities, board members have a fiduciary duty to shareholders to oversee the strategic direction, operations, and risk management of a company. This is why our investment stewardship efforts have always started with the performance of the board of directors, and why we see engagement with, and the election of, directors as one of our most important responsibilities. We engage, as necessary, with members of the board’s nominating and/or governance committee to assess whether governance practices

(3)
Our regional voting guidelines, which we publish on the BIS website, reflect these different market standards and norms. Depending on the market, generally accepted practice is informed by corporate law, market regulation, best practices, and industry initiatives, amongst other factors.
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and board composition are appropriate given a company’s business model and we take into consideration a number of factors, including the sector, market, and business environment within which a company is operating.
We view it as good practice when the board establishes and maintains a framework of robust and effective governance mechanisms to support its oversight of the company’s strategy and operations consistent with the long-term economic interests of investors. There should be clear descriptions of the role of the board and the committees of the board and how directors engage with and oversee management. Disclosure of material risks that may affect a company’s long-term strategy and financial value creation, including material sustainability-related factors when relevant, is helpful for investors to appropriately understand and assess how effectively management is identifying, managing, and mitigating such risks.
We seek to understand management's long-term strategy and the milestones against which investors should assess its implementation. If any strategic targets are significantly missed or materially restated, we find it helpful when company disclosures provide a detailed explanation of the changes and an indication of the board's role in reviewing the revised targets. We look to the board to articulate the effectiveness of these mechanisms in overseeing the management of business risks and opportunities and the fulfillment of the company’s strategy.
Where a company has not adequately disclosed and demonstrated that its board has fulfilled these corporate governance and risk oversight responsibilities, we may consider voting against the election of directors who, on our assessment, have particular responsibility for the issues. We assess director performance on a case-by-case basis and in light of each company’s circumstances, taking into consideration its governance, business practices that support durable, long-term financial value creation, and performance. Set out below are factors we may take into consideration.
Regular accountability through director elections
To ensure accountability for their actions on behalf of shareholders, directors should stand for election on a regular basis, ideally annually.(4) Annual director elections allow shareholders to reaffirm their support for board members and/or hold them accountable for their decisions in a timely manner. When board members are not elected annually, in our experience, it is good practice for boards to have a rotation policy to ensure that, through a board cycle, all directors have had their appointment re-confirmed, with a proportion of directors being put forward for election at each annual general meeting.
Effective board composition
Regular director elections also give boards the opportunity to adjust their composition in an orderly way to reflect developments in the company’s strategy and the market environment. In our view, it is beneficial for new directors to be brought onto the board periodically to refresh the group’s thinking, while supporting both continuity and appropriate succession planning. We consider the average overall tenure of the board and seek a balance between the knowledge and experience of longer-serving directors and the fresh perspectives of directors who joined more recently.
We encourage companies to regularly review the effectiveness of their board (including its size), and assess directors nominated for election in the context of the composition of the board as a whole. In our view, the company’s assessment should consider a number of factors, including each director’s independence and time commitments, as well as the breadth and relevance of director experiences and skillsets, and how these collectively contribute to the board's effectiveness in advising and overseeing management in delivering long-term financial returns.
Director independence — from management, significant shareholders, or other related parties – is a central tenet of sound corporate governance across markets.(5) We encourage boards to have a sufficient number of independent directors, free from conflicts of interest or undue influence, to ensure objectivity in the decision-making of the board and its ability to oversee management. We generally consider it good practice for independent directors to make a majority of the board, or in the case of controlled companies, at least one-third.
Common impediments to independence may include but are not limited to:
•
Current or recent employment at the company or a subsidiary

(4)
In most markets directors stand for re-election on an annual or triennial basis, as determined by corporate law, market regulation or voluntary best practice.
(5)
Please see: Tokyo Stock Exchange. “Japan’s Corporate Governance Code.” June 11, 2021; Financial Reporting Council. “UK Corporate Governance Code.” July 16, 2018; Investor Stewardship Group. “Corporate Governance Principles for US Listed Companies.”
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•
Being, or representing, a shareholder with a substantial shareholding in the company
•
Interlocking directorships
•
Having any other interest, business, or other relationship which could, or could reasonably be perceived to, materially interfere with a director’s ability to act in the best interests of the company and shareholders
In our experience, boards are most effective at overseeing and advising management when there is a senior, independent board leader. This director may chair the board, or, where the chair is also the CEO (or is otherwise not independent), be designated as a lead independent director. The role of this director is to enhance the effectiveness of the independent members of the board through shaping the agenda, ensuring adequate information is provided to the board, and encouraging independent director participation in board deliberations. The lead independent director or another appropriate director should be available to meet with shareholders in those situations where an independent director is best placed to explain and contextualize a company’s approach.
There are matters for which the board has responsibility that may involve a conflict of interest for executives or for affiliated directors or require additional focus. It is our view that objective oversight of such matters is best achieved when the board forms committees with a majority of independent directors, depending on market norms and a company’s ownership structure. In many markets, these committees of the board specialize in audit, director nominations, and compensation matters. An ad hoc committee might also be formed to decide on a special transaction, particularly one involving a related party, or to investigate a significant adverse event.
When nominating directors to the board, we look to companies to provide sufficient information on the individual candidates so that shareholders can assess the capabilities and suitability of each individual nominee and their fit within overall board composition. These disclosures should give an understanding of how the collective experience and expertise of the board, as well as the particular skill sets of individual directors, aligns with the company’s long-term strategy and business model. Highly qualified, engaged directors with professional characteristics relevant to a company’s business and strategy enhance the ability of the board to add value and be the voice of shareholders in board discussions.
It is in this context that we are interested in a variety of experiences, perspectives, and skillsets in the board room. We see it as a means of promoting diversity of thought to avoid “group think” in the board’s exercise of its responsibilities to advise and oversee management.
In assessing board composition, we take a case-by-case approach based on a company’s board size, business model, strategy, location and market capitalization. We look for companies to explain how their approach to board composition supports the company’s governance practices.
We note that in many markets, policymakers have set board gender diversity goals which we may discuss with companies, particularly if there is a risk their board composition may be misaligned. We ask boards to disclose, consistent with local laws, how diversity, including professional and personal characteristics, is considered in board composition, given the company’s long-term strategy and business model.(6)
Sufficient capacity
As the role and expectations of a director are increasingly demanding, directors must be able to commit an appropriate amount of time to board and committee matters. It is important that directors have the capacity to meet all of their responsibilities - including when there are unforeseen events – and therefore, they should not take on an excessive number of roles that would impair their ability to fulfill their duties.
Auditors and audit-related issues
BlackRock recognizes the critical importance of financial statements, which should provide a true and fair picture of a company’s financial condition. Accordingly, we look for the assumptions made by management and reviewed by the auditor in preparing the financial statements to be reasonable and justified.
The accuracy of financial statements, inclusive of financial and non-financial information as required or permitted under market-specific accounting rules, is of paramount importance to BlackRock. Investors increasingly recognize that a broader

(6)
Personal characteristics may include, but are not limited to, gender; race/ethnicity; disability; veteran status; LGBTQ+; and national, Indigenous, religious, or cultural identity.
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range of risks and opportunities have the potential to materially impact financial performance. Over time, we anticipate investors and other users of company reporting will increasingly seek to understand and scrutinize the assumptions underlying financial statements, particularly those that pertain to the impact of the transition to a low-carbon economy on a company’s business model and asset mix. We recognize that this is an area of evolving practice and note that international standards setters, such as the International Financial Reporting Standards (IFRS) Board and the International Auditing and Assurance Standards Board (IAASB), continue to develop their guidance to companies.(7)
In this context, audit committees, or equivalent, play a vital role in a company’s financial reporting system by providing independent oversight of the accounts, material financial and, where appropriate to the jurisdiction, non-financial information and internal control frameworks. Moreover, in the absence of a dedicated risk committee, these committees can provide oversight of Enterprise Risk Management systems.(8) In our view, effective audit committee oversight strengthens the quality and reliability of a company’s financial statements and provides an important level of reassurance to shareholders.
Audit committees or equivalent should have clearly articulated charters that set out their responsibilities and have a rotation plan in place that allows for a periodic refreshment of the committee membership to introduce fresh perspectives to audit oversight. We recognize that audit committees will rely on management, internal audit, and the independent auditor in fulfilling their responsibilities but look to committee members to demonstrate they have relevant expertise to monitor and oversee the audit process and related activities.
We take particular note of unexplained changes in reporting methodology, cases involving significant financial restatements, or ad hoc notifications of material financial weakness. In this respect, audit committees should provide timely disclosure on the remediation of Key and Critical Audit Matters identified either by the external auditor or internal audit function.
The integrity of financial statements depends on the auditor being free of any impediments to being an effective check on management. To that end, it is important that auditors are, and are seen to be, independent. Where an audit firm provides services to the company in addition to the audit, we look for the fees earned to be disclosed and explained. We look for Audit committees to have in place a procedure for assessing annually the independence of the auditor and the quality of the external audit process.
Comprehensive disclosure provides investors with a sense of the company’s long-term operational risk management practices and, more broadly, the quality of the board’s oversight. We look to the audit or risk committee to periodically review the company’s risk assessment and risk management policies and the significant risks and exposures identified by management, the internal auditors or the independent auditors and management’s steps to address them. In the absence of detailed disclosures, we may reasonably conclude that companies are not adequately managing risk.
Capital structure, mergers, asset sales, and other special transactions
The capital structure of a company is critical to shareholders as it impacts the value of their investment and the priority of their interest in the company relative to that of other equity or debt investors. Pre-emptive rights are a key protection for shareholders against the dilution of their interests.
Effective voting rights are basic rights of share ownership and a core principle of effective governance. Shareholders, as the residual claimants, have the strongest interest in protecting the financial value of the company, and voting rights should match economic exposure, i.e., one share, one vote.
In principle, we disagree with the creation of a share class with equivalent economic exposure and preferential, differentiated voting rights. In our view, this structure violates the fundamental corporate governance principle of proportionality and results in a concentration of power in the hands of a few shareholders, thus disenfranchising other shareholders and amplifying any potential conflicts of interest. However, we recognize that in certain markets, at least for a period of time, companies may have a valid argument for listing dual classes of shares with differentiated voting rights. In our view, such companies should review these share class structures on a regular basis or as company circumstances change. Additionally,

(7)
IFRS, “IFRS S1 General Requirements for Disclosure of Sustainability-related Financial Information”, June 2023, and IAASB, “IAASB Launches Public Consultation on Landmark Proposed Global Sustainability Assurance Standard”, August 2023.
(8)
Enterprise risk management is a process, effected by the entity’s board of directors, management, and other personnel, applied in strategy setting and across the enterprise, designed to identify potential events that may affect the entity, and manage risk to be within the risk appetite, to provide reasonable assurance regarding the achievement of objectives. Please see the Committee of Sponsoring Organizations of the Treadway Commission (COSO), “Enterprise Risk Management”, 2023.
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they should seek shareholder approval of their capital structure on a periodic basis via a management proposal at the company’s shareholder meeting. The proposal should give unaffiliated shareholders the opportunity to affirm the current structure or establish mechanisms to end or phase out controlling structures at the appropriate time, while minimizing costs to shareholders.
In assessing mergers, asset sales, or other special transactions, BlackRock’s primary consideration is the long-term economic interests of our clients as shareholders. Boards proposing a transaction should clearly explain the economic and strategic rationale behind it. We will review a proposed transaction to determine the degree to which it can enhance long-term shareholder value. We find long-term investors like our clients typically benefit when proposed transactions have the unanimous support of the board and have been negotiated at arm’s length. We may seek reassurance from the board that the financial interests of executives and/or board members in a given transaction have not adversely affected their ability to place shareholders’ interests before their own. Where the transaction involves related parties, the recommendation to support should come from the independent directors, a best practice in most markets, and ideally, the terms should have been assessed through an independent appraisal process. In addition, it is good practice that it be approved by a separate vote of the non-conflicted parties.
As a matter of sound governance practice, shareholders should have a right to dispose of company shares in the open market without unnecessary restriction. In our view, corporate mechanisms designed to limit shareholders’ ability to sell their shares are contrary to basic property rights. Such mechanisms can serve to protect and entrench interests other than those of the shareholders. In our view, shareholders are broadly capable of making decisions in their own best interests. We encourage any so-called “shareholder rights plans” proposed by a board to be subject to shareholder approval upon introduction and periodically thereafter.
Executive compensation
In most markets, one of the most important roles for a company’s board of directors is to put in place a compensation structure that incentivizes and rewards executives appropriately. Executive compensation is an important tool used by companies to support long-term financial value creation. In our experience, well-structured compensation policies reward the successful delivery of strategic, operational, and/or financial goals, encourage an appropriate risk appetite, and align the interests of shareholders and executives through equity ownership.
We look for there to be a clear link between variable pay and operational and financial performance. Performance metrics should be stretching and aligned with a company’s strategy and business model. BIS does not have a position on whether companies should use sustainability-related criteria in compensation structures, but, where they are included, we look to companies to be as rigorous as they would be in setting other financial or operational targets. Long-term incentive plans should encompass timeframes that 1) are distinct from annual executive compensation structures and metrics, and 2) encourage the delivery of strong financial results over a period of years.
When designing, reviewing, and approving executive compensation policies, board compensation committees – or board members responsible for setting executive compensation – should carefully consider the company’s specific circumstances, such as its risk profile, the environment in which it operates, and the individuals the board is trying to attract, retain and incentivize. We look to the compensation committees to guard against contractual arrangements that would entitle executives to material compensation for early termination of their employment. Finally, pension contributions and other deferred compensation arrangements should be reasonable in light of market practices or the company’s business and executive compensation strategies.
We are not supportive of one-off or special bonuses unrelated to company or individual performance. Where discretion has been used by the compensation committee or its equivalent, we appreciate disclosure relating to how and why the discretion was used, and how the adjusted outcome is aligned with the interests of shareholders. We acknowledge that the use of peer group evaluation by compensation committees can help ensure competitive pay; however, we are concerned when the rationale for increases in total compensation at a company is solely based on peer benchmarking, rather than also considering rigorous measures of outperformance. We encourage companies to clearly explain how compensation outcomes have rewarded performance.
We encourage boards to consider building clawback provisions into incentive plans such that companies could clawback compensation or require executives to forgo awards when compensation was based on faulty financial statements or deceptive business practices. We also favor recoupment from or the foregoing of the grant of any awards by any senior
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executive whose behavior caused material financial harm to shareholders, material reputational risk to the company, or resulted in a criminal investigation, even if such actions did not ultimately result in a material restatement of past results.
In our view, non-executive directors should be compensated in a manner that is commensurate with the time and effort expended in fulfilling their professional responsibilities. Additionally, these compensation arrangements should not risk compromising directors’ independence or aligning their interests too closely with those of the management, whom they are charged with overseeing.
BIS may convey concerns through not supporting management’s proposals to approve compensation, where they are on the agenda. We may also vote against members of the compensation committee or equivalent board members for poor compensation practices or structures.
Material sustainability-related risks and opportunities
It is our view that well-managed companies will effectively evaluate and manage material sustainability-related risks and opportunities relevant to their businesses.(9) As with all risks and opportunities in a company's business model, appropriate oversight of material sustainability considerations is a core component of having an effective governance framework that supports durable, long-term financial value creation.
Robust disclosure allows investors to effectively evaluate companies’ strategy and business practices related to material sustainability-related risks and opportunities. We find it helpful when companies’ disclosures demonstrate that they have a resilient business model that integrates material sustainability-related risks and opportunities into their strategy, risk management, and metrics and targets, including industry-specific metrics. The International Sustainability Standards Board (ISSB) standards, IFRS S1 and S2(10) may prove helpful to companies in preparing this disclosure. The standards build on the Task Force on Climate-related Financial Disclosures (TCFD) framework and the standards and metrics developed by the Sustainability Accounting Standards Board (SASB), which have both converged under the ISSB. We recognize that companies may phase in reporting aligned with the ISSB standards over several years. We also recognize that some companies may report using different standards, which may be required by regulation, or one of a number of voluntary standards. In such cases, we ask that companies highlight the metrics that are industry- or company-specific.
We note that climate and other sustainability-related disclosures often require companies to collect and aggregate data from various internal and external sources. We recognize that the practical realities of data collection and reporting may not line up with financial reporting cycles and companies may require additional time after their fiscal year-end to accurately collect, analyze, and report this data to investors. That said, while we do not prescribe timelines regarding when companies make these disclosures, we encourage them to produce climate and other sustainability-related disclosures sufficiently in advance of their annual meeting, to the best of their abilities to provide investors with time to assess the data and make informed decisions.
Companies may also choose to adopt or refer to guidance on sustainable and responsible business conduct issued by supranational organizations such as the United Nations or the Organization for Economic Cooperation and Development. Further, industry initiatives on managing specific operational risks may provide useful guidance to companies on best practices and disclosures. While not a voting item, we find it helpful to our understanding of investment risk when companies disclose any relevant global climate and other sustainability-related standards adopted, the industry initiatives in which they participate, any peer group benchmarking undertaken, and any assurance processes to help investors understand their approach to sustainable and responsible business practices.

(9)
By material sustainability-related risks and opportunities, we mean the drivers of risk and financial value creation in a company’s business model that have an environmental or social dependency or impact. Examples of environmental issues include, but are not limited to, water use, land use, waste management, and climate risk. Examples of social issues include, but are not limited to, human capital management, impacts on the communities in which a company operates, customer loyalty, and relationships with regulators.
(10)
The objective of IFRS S1 General Requirements for Disclosure of Sustainability-related Financial Information is to require an entity to disclose information about its sustainability-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity. The objective of IFRS S2 Climate-related Disclosures is to require an entity to disclose information about its climate-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity.
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Climate and nature-related risk
In our view, the transition to a low-carbon economy is one of several mega forces reshaping markets.(11) Our research shows that the low-carbon transition is a structural shift in the global economy that will be shaped by changes in government policies, technology, and consumer and investor preferences, which may be material for many companies.(12) Yet the path to a low-carbon economy is uncertain and uneven, with different parts of the economy moving at different speeds. BIS recognizes that it can be challenging for companies to predict the impact of climate-related risk and opportunity on their businesses and operating environments. Many companies are assessing how to navigate the low-carbon transition while delivering long-term financial value to investors. At companies where these climate-related risks are material, we find it helpful when they publicly disclose, consistent with their business model and sector, how they intend to deliver long-term financial performance through the transition to a low-carbon economy, including where available, their transition plan.(13)
In our experience, disclosure consistent with the ISSB standards or the TCFD framework can help investors assess company-specific climate-related risks and opportunities, and inform investment decisions.(14) Such disclosures also provide investors with insights into how companies are managing the risks associated with climate change by managing their own carbon emissions or emissions intensities to the extent financially practicable. Recognizing the value of these disclosures, in some jurisdictions, like the U.K, large companies must disclose such climate-related financial information on a mandatory basis, while in other jurisdictions these disclosures are viewed as best practice in the market.
Consistent with the ISSB standards and the TCFD framework, we seek to understand, from company disclosures and engagement, the strategies companies have in place to manage material risks to, and opportunities for, their long-term business model associated with a range of climate-related scenarios. This includes a scenario in which global warming is limited to well below 2°C, considering ambitions to achieve a limit of 1.5°C, the temperature goal recently reaffirmed by G20 members as part of the 2024 Leader’s Declaration.(15)
These frameworks also contemplate disclosures on how companies are setting short-, medium- and long-term targets, ideally science-based where these are available for their sector, for scope 1 and 2 greenhouse gas emissions (GHG) reductions and to demonstrate how their targets are consistent with the long-term financial interests of their investors.
While we recognize that regulators in some markets are moving to mandate certain disclosures, at this stage, we view scope 3 emissions differently from scopes 1 and 2, given methodological complexity, regulatory uncertainty, concerns about double-counting, and lack of direct control by companies. We welcome disclosures and commitments companies choose to make regarding material scope 3 emissions and recognize these are provided on a good-faith basis as methodology develops. Our publicly available commentary provides more information on our approach to climate-related risks and opportunities.
In addition to climate-related risks and opportunities, the management of nature-related factors is increasingly a component of some companies’ ability to generate durable, long-term financial returns for shareholders, particularly where a company’s

(11)
BlackRock Investment Institute, “Mega forces: An investment opportunity”, 2023.
(12)
BlackRock Investment Institute, “Tracking the low-carbon transition”, July 2023.
(13)
We have observed that more companies are developing such plans, and public policymakers in a number of markets are signaling their intentions to require them or already have requirements in place, such as Australia, Brazil, and the European Union. We view transition plans as a method for a company to both internally assess and externally communicate its long-term strategy, ambition, objectives, and actions to create financial value through the global transition towards a low-carbon economy. Transition plans are building momentum internationally, with increased focus from policy makers and supervisors, including in the EU, UK, G7, G20, and from the financial industry. While many initiatives across jurisdictions outline a framework for transition plans, there is no consensus on the key elements these plans should contain. We view useful disclosure as one that communicates a company’s approach to managing financially material business relevant risks and opportunities – including climate-related risks – to deliver long-term financial performance, which allows investors to make more informed decisions. While transition plans can be helpful disclosure, BIS does not make the preparation and production of transition plans a voting issue. BIS may engage companies that have chosen to publish a transition plan to understand their planned actions and resource implications.
(14)
BlackRock, “Global perspectives on investing in the low-carbon transition”, June 2023. We recognize that companies may phase in reporting aligned with the ISSB standards over several years, depending on local requirements. We also recognize and respect that some companies may report using different local standards, which may be required by regulation, or one of a number of voluntary standards. In such cases, we ask that companies disclose their rationale for reporting in line with the specific disclosure framework chosen and highlight the metrics that are industry- or company-specific.
(15)
In November 2024, G20 members reaffirmed the Paris Agreement temperature goal as part of the Leader’s Declaration. G20 members include the world’s major economies (19 countries and two regional bodies, the European Union and African Union), representing 85% of global Gross Domestic Product, over 75% of international trade, and about two-thirds of the world population.
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strategy is heavily reliant on the availability of natural capital, or whose supply chains are exposed to locations with nature-related risks. We look for such companies to disclose how they manage any reliance and impact on, as well as use of, natural capital, including appropriate risk oversight and relevant metrics and targets, to understand how these factors are integrated into strategy. We will evaluate these disclosures to inform our view of how a company is managing material nature-related risks and opportunities. We rely on company disclosures when determining how to vote on shareholder proposals addressing natural capital issues. Our publicly available commentary provides more information on our approach to natural capital.(16)
Companies’ impact on their workforce, supply chains, and communities
In order to advance long-term shareholders’ interests, companies should consider the interests of the various parties on whom they depend for their success over time. It is for each company to determine their key stakeholders based on what is material to their business and long-term financial performance. For many companies, key stakeholders include employees, business partners (such as suppliers and distributors), clients and consumers, regulators, and the communities in which they operate.
As a long-term shareholder on behalf of our clients, we find it helpful when companies disclose how they have identified their key stakeholders and considered their interests in business decision-making. In addition to understanding broader stakeholder relationships, BIS finds it helpful when companies discuss how they consider the needs of their workforce today, and the skills required for their future business strategy. We are also interested to understand how the board monitors and engages on these matters, given it is well positioned to ensure that the approach taken by management is informed by and aligns with the company’s strategy.
Companies should articulate how they address material adverse impacts that could arise from their business practices and affect critical relationships with their stakeholders. We encourage companies to implement, to the extent appropriate, monitoring processes (often referred to as due diligence) to identify and mitigate potential adverse impacts and grievance mechanisms to remediate any actual adverse material impacts. In our view, maintaining trust within these relationships can contribute to a company’s long-term success.
Other corporate governance matters and shareholder protections
In our view, shareholders have a right to material and timely information on the financial performance and viability of the companies in which they invest. In addition, companies should publish information on the governance structures in place and the rights of shareholders to influence these structures. The reporting and disclosure provided by companies help shareholders assess the effectiveness of the board’s oversight of management and whether investors’ economic interests have been protected. As a general principle, we believe shareholders should have the right to vote on key corporate governance matters, including changes to governance mechanisms, to submit proposals to the shareholders’ meeting, and to call special meetings of shareholders.
Corporate form
In our view, it is the responsibility of the board to determine the corporate form that is most appropriate given the company's purpose and business model.(17) Companies proposing to change their corporate form to a public benefit corporation or similar entity should put it to a shareholder vote if not already required to do so under applicable law. We appreciate when supporting documentation from companies or shareholder proponents proposing to alter the corporate form clearly explains how the interests of shareholders and different stakeholders would be impacted as well as the accountability and voting mechanisms that would be available to shareholders. We generally support management proposals if our analysis indicates that shareholders’ economic interests are adequately protected. Relevant shareholder proposals are evaluated on a case-by-case basis.

(16)
Given the growing awareness of the materiality of these issues for certain businesses, enhanced reporting on a company's natural capital dependencies and impacts would aid investors’ understanding. In our view, the final recommendations of the Taskforce on Nature-related Financial Disclosures (TNFD) may prove useful to some companies. We recognize that some companies may report using different standards, which may be required by regulation, or one of a number of other private sector standards. TNFD-aligned reporting is not a voting issue.
(17)
Corporate form refers to the legal structure by which a business is organized.
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Shareholder proposals
In most markets in which BlackRock invests on behalf of clients, shareholders have the right to submit proposals to be voted on at a company’s annual or extraordinary meeting, as long as eligibility and procedural requirements are met. The matters that we see put forward by shareholders address a wide range of topics, including governance reforms, capital management, and improvements in the management or disclosure of sustainability-related risks.
BlackRock is subject to legal and regulatory requirements in the U.S. that place restrictions and limitations on how BlackRock can interact with the companies in which we invest on behalf of our clients, including our ability to submit shareholder proposals. We can vote, on behalf of clients who authorize us to do so, on proposals put forth by others.
When assessing shareholder proposals, we evaluate each proposal on its merit, considering the company’s individual circumstances and maintaining a singular focus on the proposal’s implications for long-term financial value creation. BIS’ evaluation considers whether a shareholder proposal addresses a material risk that, if left unmanaged, may impact a company’s long-term performance. We look for consistency between the specific request formally made in the proposal, the supporting documentation, and the proponents’ other communications on the issues. We also assess the company’s practices and disclosures and the costs and benefits to the company of meeting the request made in the proposal. We take into consideration a company’s governance practices and disclosures against those of their peers.
In our experience, it is helpful when companies disclose the names of the proponent or organization that has submitted or advised on the proposal.
We would not support proposals that we believe would result in over-reaching into the basic business decisions of the company, are unduly prescriptive or constraining on management. We take into consideration the legal effect of the proposal, as shareholder proposals may be advisory or legally binding depending on the jurisdiction, while others may make requests that would be deemed illegal in a given jurisdiction.
BIS is likely to support shareholder proposals that request disclosures that help us, as long-term investors on behalf of our clients, better understand the material risks and opportunities companies face and how they are managing them, especially where this information is additive given the company’s existing disclosures. We may also support shareholder proposals that are focused on a material business risk that we agree needs to be addressed and the intended outcome is consistent with long-term financial value creation.
We recognize that some shareholder proposals bundle topics and/or specific requests. Further, the proponent’s supporting statement may refer to topics that are not directly related to the request made in the proposal. In voting on behalf of clients, we do not submit or edit proposals or the supporting statements – we must vote yes or no on the proposal as phrased by the proponent. Therefore, when we vote in support of a proposal, we are not necessarily endorsing every element of the proposal or the reasoning, objectives, or supporting statement of the proponent. We may support a proposal for different reasons from those put forth by the proponent, when we believe that, overall, it can advance our clients' long-term financial interests. We typically explain to the company our rationale for supporting such proposals.
Alternatively, or in addition, we may vote against the election of one or more directors if, in our assessment, the board has not responded sufficiently or with an appropriate sense of urgency to a material risk. We may also support a proposal if management is on track, but we believe that voting in favor might accelerate efforts to address a material risk.
BlackRock’s oversight of its investment stewardship activities
Oversight
BlackRock maintains advisory committees (Stewardship Advisory Committees), generally consisting of senior BlackRock index investment professionals and/or senior employees with practical boardroom experience. The Stewardship Advisory Committees review and advise on amendments to BIS regional proxy voting guidelines (the Guidelines). The advisory committees do not determine voting decisions, which are the responsibility of BIS.
In addition to the Stewardship Advisory Committees, the Investment Stewardship Global Oversight Committee (Global Oversight Committee) is a risk-focused committee, comprised of the Global Head of Investment Stewardship (Global Head), and senior BlackRock executives with legal, risk and other experience relevant to team oversight. The Global Committee does not determine voting decisions, which are the responsibility of BIS.
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The Global Head has primary oversight of the activities of BIS, including voting in accordance with the Guidelines, which require the application of professional judgment and consideration of each company’s unique circumstances. The Global Committee reviews and approves amendments to these Principles. The Global Committee also reviews and approves amendments to the regional Guidelines.
In addition, the Global Committee receives and reviews periodic reports regarding the votes cast by BIS, as well as updates on material process issues, procedural changes, and other risk oversight considerations. The Global Committee reviews these reports in an oversight capacity as informed by the Guidelines.
BIS carries out engagement with companies, executes proxy votes, and conducts vote operations (including maintaining records of votes cast) in a manner consistent with the relevant Guidelines. BIS also conducts research on corporate governance issues and participates in industry discussions to contribute to and keep abreast of important developments in the corporate governance field. BIS may utilize third parties for certain of the foregoing activities and performs oversight of those third parties. BIS may discuss complicated or particularly controversial matters with senior specialists internally, on an advisory basis, prior to making a voting decision.
Voting guidelines and vote execution
BlackRock votes on proxy issues when our clients authorize us to do so. We carefully consider proxies submitted to funds and other fiduciary account(s) (Fund or Funds) for which we have voting authority. BlackRock votes (or refrains from voting) proxies for each Fund for which we have voting authority based on our evaluation of the alignment of the voting items with the long-term economic interests of our clients, in the exercise of our independent business judgment, and without regard to the relationship of the issuer of the proxy (or any shareholder proponent or dissident shareholder) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates, or BlackRock employees (see “Conflicts management policies and procedures,” below).
When exercising voting rights, BIS will normally vote on specific proxy issues in accordance with the Guidelines for the relevant market, as well as the Principles. The voting guidelines published for each region/country in which we vote are intended to summarize BlackRock’s general philosophy and approach to issues that may commonly arise in the proxy voting context in each market where we invest. The Guidelines are not intended to be exhaustive. BIS applies the Guidelines on a case-by-case basis, in the context of the individual circumstances of each company and the specific issue under review. As such, the Guidelines do not indicate how BIS will vote in every instance. Rather, they reflect our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots. The Guidelines are reviewed annually and updated as necessary to reflect changes in market practices, developments in corporate governance and feedback from companies and clients. In this way, BIS aims to maintain policies that explain our approach to governance practices most aligned with clients’ long-term financial interests. BIS analysts may exercise their professional judgment in determining how to vote if they conclude that the Guidelines do not cover the specific matter raised by a ballot item or that an exception to the Guidelines would be in the long-term economic interests of BlackRock’s clients.
In certain markets, proxy voting involves logistical issues which can affect BIS’ ability to vote such proxies, as well as the desirability of voting such proxies. These issues include, but are not limited to: i) untimely notice of shareholder meetings; ii) restrictions on a foreigner’s ability to exercise votes; iii) requirements to vote proxies in person; iv) “share-blocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); v) potential difficulties in translating the proxy; vi) regulatory constraints; and vii) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions. We are not supportive of impediments to the exercise of voting rights such as share-blocking or overly burdensome administrative requirements.
BlackRock votes proxies in these situations on a “best-efforts” basis. In addition, BIS may determine that it is generally in the interests of BlackRock’s clients not to vote proxies (or not to vote our full allocation) if the costs (including but not limited to opportunity costs associated with share-blocking constraints) associated with exercising a vote are expected to outweigh the benefit the client would derive by voting on the proposal.
Voting Choice
BlackRock offers Voting Choice a program that provides eligible clients with more opportunities to participate in the proxy voting process where legally and operationally viable.
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Voting Choice is currently available for eligible clients invested in certain institutional pooled funds in the U.S., UK, Ireland, and Canada that utilize certain equity index investment strategies, as well as eligible clients in certain institutional pooled funds in the U.S., UK, and Canada that use systematic active equity (SAE) strategies. In addition, institutional clients in separately managed accounts (SMAs) continue to be eligible for BlackRock Voting Choice regardless of their investment strategies.(18) BlackRock also launched a U.S. Program to offer proxy voting to eligible shareholder accounts in a U.S. Fund.(19)
As a result, the shares attributed to BlackRock in company share registers may be voted differently depending on whether our clients have authorized BIS to vote on their behalf, have authorized BIS to vote in accordance with a third-party policy, or have elected to vote shares in accordance with their own policy. Our clients have greater control over proxy voting because of Voting Choice. BlackRock does not disclose client information, including a client’s selection of proxy policy, without client consent.
Conflicts management policies and procedures
BIS maintains policies and procedures that seek to prevent undue influence on BlackRock’s proxy voting activity. Such influence might stem from any relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates, a Fund or a Fund’s affiliates, or BlackRock employees. The following are examples of sources of perceived or potential conflicts of interest:
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BlackRock clients who may be issuers of securities or proponents of shareholder resolutions
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BlackRock business partners or third parties who may be issuers of securities or proponents of shareholder resolutions
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BlackRock employees who may sit on the boards of public companies held in Funds managed by BlackRock
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Significant BlackRock, Inc. investors who may be issuers of securities held in Funds managed by BlackRock
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Securities of BlackRock, Inc. or BlackRock investment funds held in Funds managed by BlackRock
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BlackRock, Inc. board members who serve as senior executives or directors of public companies held in Funds managed by BlackRock
BlackRock has taken certain steps to mitigate perceived or potential conflicts including, but not limited to, the following:
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Adopted the Guidelines which are designed to advance our clients’ long-term economic interests in the companies in which BlackRock invests on their behalf
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Established a reporting structure that separates BIS from employees with sales, vendor management, or business partnership roles. In addition, BlackRock seeks to ensure that all engagements with corporate issuers, dissident shareholders or shareholder proponents are managed consistently and without regard to BlackRock’s relationship with such parties. Clients or business partners are not given special treatment or differentiated access to BIS. BIS prioritizes engagements based on factors including, but not limited to, our need for additional information to make a voting decision or our view on the likelihood that an engagement could lead to positive outcome(s) over time for the economic value of the company. Within the normal course of business, BIS may engage directly with BlackRock clients, business partners and/or third parties, and/or with employees with sales, vendor management, or business partnership roles, in discussions regarding our approach to stewardship, general corporate governance matters, client reporting needs, and/or to otherwise ensure that proxy-related client service levels are met
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Determined to engage, in certain instances, an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid potential conflicts of interest, to satisfy regulatory compliance requirements, or as may be otherwise required by applicable law. In such circumstances, the independent third-party voting service provider provides BlackRock with recommendations, in accordance with the Guidelines, as to how to vote such proxies. BlackRock uses an independent third-party voting service provider to make proxy voting recommendations for shares of BlackRock, Inc. and companies affiliated with BlackRock, Inc. BlackRock may also use an independent third-party voting service provider to make proxy voting recommendations for:
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public companies that include BlackRock employees on their boards of directors

(18)
With Voting Choice, SMAs have the ability to select from a set of voting policies from third-party proxy advisers the policy that best aligns with their views and preferences. BlackRock can then use its proxy voting infrastructure to cast votes based on the client’s selected voting policy.
(19)
Read more about BlackRock Voting Choice on our website.
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public companies of which a BlackRock, Inc. board member serves as a senior executive or a member of the board of directors
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public companies that are the subject of certain transactions involving BlackRock Funds
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public companies that are joint venture partners with BlackRock, and
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public companies when legal or regulatory requirements compel BlackRock to use an independent third-party voting service provider
In selecting an independent third-party voting service provider, we assess several characteristics, including but not limited to: independence, an ability to analyze proxy issues and make recommendations in the economic interest of our clients in accordance with the Guidelines, reputation for reliability and integrity, and operational capacity to accurately deliver the assigned recommendations in a timely manner. We may engage more than one independent third-party voting service provider, in part to mitigate potential or perceived conflicts of interest at a single voting service provider. The Global Committee appoints and reviews the performance of the independent third-party voting service providers, generally on an annual basis.
Securities lending
When so authorized, BlackRock acts as a securities lending agent on behalf of Funds. Securities lending is a well-regulated practice that contributes to capital market efficiency. It also enables funds to generate additional returns while allowing fund providers to keep fund expenses lower.
With regard to the relationship between securities lending and proxy voting, BlackRock cannot vote shares on loan and may determine to recall them for voting, as guided by our fiduciary duty as an asset manager to our clients in helping them achieve their investment goals. While this has occurred in a limited number of cases, the decision to recall securities on loan as part of BlackRock’s securities lending program in order to vote is based on an evaluation of various factors that include, but are not limited to, assessing potential securities lending revenue alongside the potential long-term financial value to clients of voting those securities (based on the information available at the time of recall consideration).(20) BIS works with colleagues in the Securities Lending and Risk and Quantitative Analysis teams to evaluate the costs and benefits to clients of recalling shares on loan.
In almost all instances, BlackRock anticipates that the potential long-term financial value to the Fund of voting shares would be less than the potential revenue the loan may provide the Fund. However, in certain instances, BlackRock may determine, in our independent business judgment as a fiduciary, that the value of voting outweighs the securities lending revenue loss to clients and would therefore recall shares to be voted in those instances.
Periodically, BlackRock reviews our process for determining whether to recall securities on loan in order to vote and may modify it as necessary.
Reporting and vote transparency
We are committed to transparency in the stewardship work we do on behalf of clients. We inform clients about our engagement and voting policies and activities through direct communication and through disclosure on our website. Additionally, we make public our regional proxy voting guidelines for the benefit of clients and the companies in which we invest on their behalf. We also publish commentaries to share our perspective on market developments and emerging key themes.
At a more granular level, on a quarterly basis, we publish our vote record for each company that held a shareholder meeting during the period, showing how BIS voted on each proposal and providing our rationale for any votes against management proposals and on shareholder proposals. For shareholder meetings where a vote might be high profile or of significant

(20)
Recalling securities on loan can be impacted by the timing of record dates. In the U.S., for example, the record date of a shareholder meeting typically falls before the proxy statements are released. Accordingly, it is not practicable to evaluate a proxy statement, determine that a vote has a material impact on a fund and recall any shares on loan in advance of the record date for the annual meeting. As a result, managers must weigh independent business judgement as a fiduciary, the benefit to a fund’s shareholders of recalling loaned shares in advance of an estimated record date without knowing whether there will be a vote on matters which have a material impact on the fund (thereby forgoing potential securities lending revenue for the fund’s shareholders) or leaving shares on loan to potentially earn revenue for the fund (thereby forgoing the opportunity to vote).
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interest to clients, we may publish a vote bulletin after the meeting, disclosing and explaining our vote on key proposals. We also publish a quarterly list of all companies with which we engaged and the key topics addressed in the engagement meeting.
In this way, we help inform our clients about the work we do on their behalf in promoting the governance and business practices that support durable, long-term financial value creation by companies.
Want to know more?
blackrock.com/stewardship | contactstewardship@blackrock.com
This document is provided for information and educational purposes only. Investing involves risk, including the loss of principal.
Prepared by BlackRock, Inc.
©2024 BlackRock, Inc. All rights reserved. BLACKROCK is a trademark of BlackRock, Inc., or its subsidiaries in the United States and elsewhere. All other trademarks are those of their respective owners.
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BlackRock Investment Stewardship
Climate and Decarbonization Stewardship Guidelines
Published July 2024
BlackRock climate and decarbonization stewardship guidelines
Introduction to BlackRock Investment Stewardship
BlackRock’s clients depend on us to help them meet their varied investment goals. We consider it one of our responsibilities to be an informed, engaged shareholder on their behalf, given the business decisions that companies make have a direct impact on our clients’ long-term investment outcomes and financial well-being. BlackRock Investment Stewardship (BIS) is a dedicated function within BlackRock, which serves as a link between BlackRock’s clients and the companies we invest in on their behalf. BIS takes a long-term approach in our stewardship efforts, reflecting the investment horizons of the majority of our clients. BIS does this through:
1.
Engaging with companies in a two-way dialogue to build our understanding of a company’s practices and inform our voting decisions.
2.
Voting at shareholder meetings on management and shareholder proposals on behalf of clients who have delegated voting authority to BlackRock.
3.
Contributing to industry dialogue on stewardship to share our perspectives on matters that may impact our clients’ investments.
4.
Reporting on our activities to inform clients about our stewardship efforts on their behalf through a range of publications and direct reporting.
Stewardship for clients with investment objectives relating to the low-carbon transition
BlackRock offers a wide range of investment products and funds to support our clients’ unique and varied investment objectives, and in February 2024, BlackRock announced it would be launching a new decarbonization stewardship option for those clients who explicitly direct BlackRock to invest their assets with decarbonization investment objectives. An increasing number of clients are seeking to minimize the financial risk, and maximize the financial opportunities, associated with the transition to a low-carbon economy, and thus are interested in sustainable and transition investing, with some including decarbonization as an investment objective in their mandates with BlackRock. In Europe for example, all of our largest, strategic relationship clients have net zero commitments for their organizations, and globally a growing number have made similar commitments, which those clients believe, will shape financial opportunities in the transition to a low-carbon economy. A survey of 200 institutional investors globally, representing nearly $9tn in assets under management, indicated that 98% of them have set some kind of transition investment objective for their portfolios.
These guidelines set out BIS’ approach to voting at companies’ shareholder meetings on behalf of funds with explicit decarbonization or climate-related investment objectives, and, when appropriate, engagement with corporate leadership to support our voting on clients’ behalf. In addition, clients in separately managed accounts may instruct BlackRock to apply these guidelines to their holdings. Both in the case of funds and separately managed accounts, these guidelines are only implemented upon explicit selection and approval by the applicable fund board or client.
These guidelines should be read in conjunction with BIS’ benchmark policies and are focused on matters related to climate risks and the transition to a low-carbon economy at companies that are held by funds and clients who have selected these guidelines. These guidelines differ from the benchmark policies in that they consider, in addition to financial considerations and consistent with the investment objective of each fund or account that has selected these guidelines, the alignment of companies’ business model and strategies with the financial opportunities presented by the transition to a low-carbon economy and the more ambitious goal of the Paris Agreement, namely to limit average temperature rise to 1.5°C above pre-industrial levels.
These guidelines will apply to companies which produce goods and services that contribute to real world decarbonization or have a carbon intensive business model and face outsized impacts from the low-carbon transition, based on reported and estimated scopes 1, 2, and 3 greenhouse gas emissions. We estimate these companies represent the vast majority of the
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value chain emissions of the companies held by funds and clients that have selected these guidelines. For all other companies held by these funds and clients, BIS’ benchmark voting guidelines apply.
On other matters not related to climate risks and the transition to a low-carbon economy, BIS will apply our benchmark policies.
For clients who have not directed BlackRock to prioritize climate risks and decarbonization as an investment objective, BIS will continue to undertake our stewardship responsibilities in line with our benchmark policies, with a sole focus on advancing those clients’ long-term economic interests. This will include consideration of climate-related risks and opportunities in a company’s business model, where material to the company’s ability to deliver long-term financial returns.
Please see appendix 2, which sets out the key differences between the BIS benchmark and decarbonization policies on items related to climate risk and the transition to a low-carbon economy.
Understanding the investment implications of the transition to a low-carbon economy
Research from the BlackRock Investment Institute (BII) highlights that changing government policy, technology, and consumer and investor preferences are driving the transition to a low-carbon economy, but these forces are moving at uneven speeds across sectors and regions. For example—some technologies like renewable power are already being deployed at scale in some regions, while in other sectors and regions less cost-effective low-carbon alternatives exist. We have heard from certain clients that they see the low-carbon transition as a series of shifts over decades that will reshape production and consumption, spur significant capital investment and create risks, opportunities and a wider range of financial and competitive outcomes for companies.
For clients interested in investing in the transition to a low-carbon economy and understanding its corresponding risks and opportunities, we have developed the BlackRock Investment Institute Transition Scenario (BIITS), powered by Aladdin® technology. BIITS is a research-based, analytical forecast of how the low-carbon transition is most likely to play out based on what we know and expect today. It can help inform a top-down assessment of a company’s business risk arising from the transition. BII based its key assumptions on rigorous research, and the input of BlackRock’s portfolio managers and other experts.
For client assets with explicit investment objectives related to the transition to a low-carbon economy, BIS will draw on the insights generated by BIITS and Aladdin® Climate, as well as our own analysis and engagement, in applying these guidelines. In doing so, we will take into consideration the fact that the necessary data to assess individual companies currently has limitations, but is improving as a result of disclosure requirements in an increasing number of jurisdictions.
Decarbonization stewardship guidelines design principles
The framework of these guidelines is designed to:
•
Prioritize sectors and companies that are critical to the transition to a low-carbon economy: This includes companies which produce goods and services that contribute to real world decarbonization or have a carbon intensive business model and face outsized impacts from the low-carbon transition.
•
Apply a sectoral approach to our analysis that acknowledges the unevenness of the low-carbon transition across sectors and markets: We take into consideration the varying speeds at which sectors and markets can decarbonize based on technological feasibility, consumer demand, government policy, regulatory frameworks and other factors. Further, we recognize that these factors are uncertain and dynamic, which will require that we evolve our approach as necessary.
•
Take a long-term, pragmatic approach that favors a transition that minimizes disruption to companies and their key stakeholders: Our approach recognizes the challenges that many companies face in adapting their business models. It is premised on the views of interested clients that a transition where companies adapt and continue to deliver financial returns throughout, is a better long-term investment outcome for them, and less disruptive to a company’s other key stakeholders, than a transition that is uneven. Further, we consider the differences between the actions and outcomes over which company management has influence, and those it does not.
•
Focus on useful, contextualized disclosures that help inform investors views, while recognizing data limitations: The policy will seek disclosures that outline key milestones and dependencies underpinning the company’s low-carbon transition strategy; explain the trade-offs required to adapt the business model; and include relevant data and narrative.
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•
Be consistent with our position as a minority investor on behalf of our clients: The boards and executive leadership of companies determine a company’s strategy and its implementation. We make decisions on how to engage companies and vote proxies independently, based on our professional judgment of the priorities and outcomes most aligned with clients’ investment objectives.
Voting guidelines
Consistent with the investment objective of each fund or client that has selected these guidelines, BIS will look to companies to demonstrate the following:
Corporate Disclosures
In the context of these guidelines, we look for companies to provide sufficient corporate disclosure to allow us to determine the extent to which decarbonization and the low-carbon transition are strategic priorities. As a general point, we would expect companies that have disclosed their aim to participate in the transition to a low-carbon economy to make disclosures that help explain the strategy and governance systems they have determined most appropriate, which may include:
(1)
a low-carbon transition strategy to demonstrate their alignment with the ambition to limit global average temperature rise to 1.5°C above pre-industrial levels. This would normally mean that they have a long-term strategy to achieve net-zero greenhouse gas (GHG) emissions by 2050, with appropriate near- and medium-term milestones to assess their progress.
(2)
low-carbon transition-related reporting consistent with the standards developed by the International Sustainability Standards Board (ISSB). IFRS S1 addresses the general requirements of sustainability reporting and IFRS S2 sets out the disclosures that would provide investors with decision-useful information about a company’s most significant climate- and low-carbon transition-related risks and opportunities. As audit and assurance standards are developed, it would be helpful to investors’ confidence in such disclosures for companies to seek independent, third-party assurance.
(3)
scope 1 and scope 2, and material scope 3 GHG emissions. In addition, we look to companies to disclose their reduction targets for scope 1 and 2 emissions, science-based where possible. We welcome disclosure of targets or indicative goals, where companies have set them, for scope 3 emissions reductions, recognizing that these would be provided on a ‘best efforts’ basis given the methodological challenges these currently present for reporters. Scope 3 information, including how a company is working with its value chain to accelerate reductions in GHG intensity, provides useful insight to investors focused on investing in the low-carbon transition and understanding the impact of their investments on their decarbonization goals. However, we recognize that companies have varying ability to influence the emissions across the different parts of their value chain and it is helpful when disclosures explain the implications for the achievement of their decarbonization targets.
Transition plans
Some companies have published a transition plan that explains how the company intends to implement its low-carbon transition strategy by, as defined by the ISSB, “lay[ing] out the entity’s targets, actions or resources for its transition towards a lower-carbon economy, including actions such as reducing its greenhouse gas emissions” (see appendix 1).
We note the work being undertaken in a number of jurisdictions on establishing a common approach in a market to corporate transition plans. Given this work continues, for the near-term, BIS will not make preparation and production of transition plans a voting issue. BIS may engage companies that have chosen to publish a transition plan to understand their planned actions and resource implications in accordance with anticipated requirements.
Boards and directors
An effective and well-functioning board that has appropriate governance structures to facilitate oversight of a company's management and strategic initiatives is critical to the company’s ability to deliver on its low-carbon transition strategy.
In assessing the role and effectiveness of the board in this regard, we seek to understand whether:
•
The board has clear oversight responsibilities for climate and low-carbon transition-related risks and opportunities in the company’s business model. We consider the whole board to have responsibility for oversight of the company’s long-term strategy, including those aspects related to the transition to a low-carbon economy.
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•
Management has established a robust low-carbon transition framework and long-term strategy, with clear accountability for delivery by senior executives.
•
The capital management strategy explains how the company allocates investments to (traditional and next generation) business lines and innovation, and returns cash to shareholders, consistent with the low-carbon transition strategy.
•
The climate and low-carbon transition risks most likely to significantly impact the business are integrated into the company’s enterprise risk management processes and reporting.
•
The company has set scope 1 & 2 GHG emissions reduction targets, science-based and independently verified where possible, against a baseline, that are consistent with the ambition to limit average temperature rise to no more than 1.5°C above pre-industrial levels.
•
There is a clear link between the company’s scope 1 & 2 GHG emissions reduction targets over time and its long-term low-carbon transition strategy.
•
The company is monitoring its material scope 3 emissions and disclosing these where it is confident in the data. Given forthcoming regulatory requirements in certain jurisdictions, some companies are voluntarily disclosing scope 3 emissions reductions targets and plans, setting out how they are working on decarbonization with the different constituents in their value chain.
•
The board oversees, and management has a formalized approach to, the company’s lobbying activities, including trade association memberships. Policy engagement should be consistent with a company’s stated strategic policy objectives, including those related to the low-carbon transition.
Voting against directors over concerns about climate risk
In implementing these guidelines, BIS will generally support non-executive directors standing for election where, in BIS’ assessment based on company disclosures and engagement, a company is executing on its commitment to align with the transition to a low-carbon economy, as defined above. Where BIS determines this is not the case, we may vote against the election of one or more directors who have responsibility for the issue. The directors most likely to be in focus are the chair of the board sub-committee with low-carbon transition, climate or sustainability risk oversight responsibilities, other members of the relevant committee, the lead independent director or the non-executive chair of the board. In certain markets, we may withhold support for the discharge of the supervisory board or equivalent.
Where we have not supported director elections over climate concerns in a prior year, and the company has not subsequently made progress towards aligning with the transition to a low-carbon economy, we may escalate by voting against the re-election of additional responsible directors to signal our heightened concerns.
Management proposals to approve a climate strategy or progress report
In certain markets, company management may submit proposals asking shareholders to approve their climate action plans or progress reports, sometimes known as “Say on Climate.” BIS will generally support management’s climate strategy proposal if, in our assessment based on these guidelines, the strategy is aligned with the low-carbon transition. Similarly, we will generally support management’s proposal on a progress report if the company has clearly explained its progress against, and any deviations from or changes to, its stated transition plan and targets.
Shareholder proposals on climate and low-carbon transition matters
Shareholder proposals on a company’s approach to the low-carbon transition or climate risk will be considered on their merit. Our assessment will take into consideration the implications for, and the relevance to, the company’s stated low-carbon transition strategy and targets. We may support shareholder proposals that, for example, ask a company to:
•
Publish a business plan, and related disclosures, consistent with the ambition to limit average temperature rise to no more than 1.5°C above pre-industrial levels
•
Align their scope 1 and 2 GHG emissions reduction targets to, and/or discuss how their targets align with, a long-term goal of the company achieving net zero GHG emissions by 2050
•
Disclose the categories of scope 3 GHG emissions most material to a company’s business model
•
Improve disclosures on how a company’s climate-related lobbying (including trade association memberships and other indirect lobbying) is aligned with its strategic policy positions.
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We would not support shareholder proposals that seek to constrain board or management decision-making or direct specific business or strategic decisions. This includes proposals that seek to change a company’s articles of association or charter to require commitments or actions related to climate risk or the low-carbon transition.
Related matters
There are other business items not covered above that may be put to a shareholder vote that could address matters relevant to the transition to a low-carbon economy. Under these guidelines, BIS is most likely to engage, where appropriate, if we seek to enhance our understanding of a company’s approach. Generally, our voting on these matters would be covered by BIS’ benchmark guidelines.
Executive compensation
We look to company boards to put in place a compensation structure that incentivizes and rewards executives appropriately. Some companies, in light of their long-term strategy, may decide to include relevant GHG emissions reduction targets or low-carbon transition-related metrics in their incentive plans. In such cases, BIS would engage to understand the alignment between those metrics and the company’s stated climate strategy.
Auditors and audit-related issues
For companies with material climate or transition risks or opportunities in their business models, BIS is interested to understand whether the company considers and, if relevant, quantifies, and accounts for material climate-related risks in its financial statements, including if the company explains such risks within the context of its audit report. We note that work is being undertaken to develop audit and assurance standards in relation to climate and transition reporting, which may impact the future reporting requirements of companies. We note that assurance of corporate disclosures related to climate risk and the transition to a low-carbon economy is still nascent.
Mergers, acquisitions, asset sales, and other special situations
Special situations will be considered on their financial merits, but BIS may engage on climate-related factors under these guidelines where a transaction may significantly alter a company’s climate strategy or a shareholder activist has proposed governance, strategic or operational changes that may impact its climate strategy. BIS does not promote changes in corporate control, nor does it invoke formal governance mechanisms that rise to the level of shareholder activism.
Other business relevant sustainability-related risks and opportunities
Climate risk and the transition to a low-carbon economy are interconnected with a number of other sustainability-related risks and opportunities that may be relevant to a company’s business model and long-term performance. These include a company’s impacts or dependencies on natural capital and key stakeholders. In the context of these guidelines, we may engage companies to better understand how they are managing the impact on people (e.g., employees, suppliers, customers and communities) of any strategic or operational changes they are making in relation to their transition to a low-carbon economy. Similarly, we may engage companies that face risks and opportunities related to land use and deforestation, access to fresh water, or the ability to secure scarce resources critical to the transition to a low-carbon economy.
Appendix 1
Terminology
We understand the key concepts referred to within these guidelines as follows:
Climate risk: Includes physical risk, the increased risk to companies’ assets and activities caused by the direct impact of changing weather patterns and natural catastrophes, and transition risk, the impact of the transition to a low-carbon economy on a company’s long-term profitability.
Transition to a low-carbon economy (“low-carbon transition”): The global economic shift toward lower emissions across many sectors and business models. The economic transformation is being driven by changes in government policy, technology, and consumer and investor preferences, as well as the physical effects of climate change (e.g., extreme weather), and can potentially have a material impact on clients’ investments and portfolios.
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Decarbonization: the process of reducing or eliminating emissions of carbon dioxide (CO2) from human activity and removing carbon currently in the atmosphere. This can be carried out by countries, companies and even individual consumers. Sometimes the concept is understood to include the reduction and elimination of other GHG, e.g., methane.
Climate-related risks and opportunities: The investment opportunities and risks associated with the transition to a low-carbon economy, including transition risks and opportunities and physical risks and opportunities in adapting to physical climate change.
Climate-related transition plan: “An aspect of an entity’s overall strategy that lays out the entity’s targets, actions or resources for its transition towards a lower-carbon economy, including actions such as reducing its greenhouse gas emissions.”
Science-based GHG emissions reduction targets: Targets that “…are in line with what the latest climate science deems necessary to meet the goals of the Paris Agreement – limiting global warming to 1.5°C above pre-industrial levels. Science-based targets give companies a clearly defined path to reduce greenhouse gas emissions in line with limiting global warming to 1.5°C. They define how much and how quickly a business must reduce its emissions to be in line with the Paris Agreement goals.”
Appendix 2
Comparison of key differences between how the BIS benchmark considers climate-related risks, where appropriate, and the decarbonization guidelines
	BIS Benchmark Policy	Decarbonization Policy
Key concepts
Focuses on financial performance and
engages companies on climate and
transition topics when material to their
business Prioritizes the disclosure of how a
company is managing material climate and
transition-related risks and opportunities

Considers both financial performance and
decarbonization objectives consistent with
funds' and clients' investment objectives
Assesses the alignment of a company's
business model with the ambition to limit
global average temperature rise to 1.5°C
above pre-industrial levels

Prioritized companies for climate-related engagement	Largest Scope 1 and 2 GHG emitters	Largest total value chain GHG emitters (Scope 1, 2, & 3)
Emissions reporting	Seeks reporting of Scope 1 & 2	Seeks reporting of Scope 1, 2 and material 3
Emissions targets & decarbonization efforts	Seeks the disclosure of Scope 1 & 2 targets	Seeks Scope 1 & 2 targets and assesses decarbonization efforts
Temperature & scenario alignment / pathways	Seeks disclosure from companies that identifies and discusses the most plausible decarbonization pathway	Assesses temperature and scenario alignment/pathways to 1.5°C degrees
Science-based targets commitments & verifications	Engagement topic but not vote escalation criteria	Seeks science-based targets and verifications where possible; may take voting action where absent
Company’s role in the transition	Engagement topic but not vote escalation criteria	Assesses activities benefitting from and/or contributing to the transition to a low- carbon economy
Shareholder proposals	Case-by-case approach with focus on implications for long-term financial value creation No support for shareholder proposals that seek to direct management strategy	Case-by-case approach with further consideration given to decarbonization objectives in addition to financial performance No support for shareholder proposals that seek to direct management strategy
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Want to know more?
blackrock.com/stewardship | contactstewardship@blackrock.com
This document is provided for information and educational purposes only. Investing involves risk, including the loss of principal.
Prepared by BlackRock, Inc.
©2024 BlackRock, Inc. All rights reserved. BLACKROCK is a trademark of BlackRock, Inc., or its subsidiaries in the United States and elsewhere. All other trademarks are those of their respective owners.
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Appendix B – Description of Fixed-Income Ratings
A rating is generally assigned to a fixed-income security at the time of issuance by a credit rating agency designated as a NRSRO by the SEC. While NRSROs may from time to time revise such ratings, they undertake no obligation to do so, and the ratings given to securities at issuance do not necessarily represent ratings which would be given to these securities on a particular subsequent date.
NRSROs may rate specific investments (e.g., bonds), issuers (e.g., corporations, governments and financial institutions) and/or programs (e.g., commercial paper programs). However, certain types of investments may not be rated by NRSROs, such as certain government/sovereign obligations, US agency securities, commercial paper, time deposits at financial institutions, and derivative instruments such as credit default swaps. For these types of investments, as well as US Treasury securities (some of which are not rated), where a NRSRO has not rated the specific investment but has rated the investment’s issuer, program, financial institution or underlying reference asset, BFA may consider the investment to have the same NRSRO rating as its issuer, program, financial institution or underlying reference asset, as applicable. In the case of municipal securities, where one NRSRO provides multiple ratings for the same security (e.g., “underlying,” “insured” and/or “enhanced” ratings), BFA may consider the security to have the highest of the multiple ratings.
New issue securities (regardless of type) may not be rated by a NRSRO at the time of their initial offering. Preliminary prospectuses or term sheets for new issue securities may include an expected rating for the security (as determined by the underwriter and/or issuer) or a NRSRO rating for the issuer of the security. If applicable, when deciding whether to purchase a new issue security that has not yet been rated by a NRSRO, BFA may attribute an expected rating to the security based on: (i) the expected rating of the security set forth in the preliminary prospectus or term sheet for the security; (ii) the NRSRO’s rating for the issuer of the security set forth in the preliminary prospectus or term sheet for the security; or (iii) with respect to asset-backed securities, the rating of a prior issuance having a similar structure or the same sponsor.
Where the investment objective of the Fund is to track the performance of an index that includes credit ratings eligibility criteria as part of its index methodology, the Fund may purchase any security within the index, such security having been determined by the index provider as meeting its credit ratings eligibility criteria. The credit ratings practices of an index provider may differ from BlackRock’s practices, as described above. Further, the Fund may invest, directly or indirectly, in securities that are not rated by a rating agency or securities with a credit rating that differs from the credit rating specified in its index methodology in various circumstances, including where a security is downgraded but not yet removed from an index, following the removal of a security from an index prior to its sale by the Fund or as a result of a corporate action or restructuring affecting an issuer of a security held by the Fund.
Fixed-income securities which are unrated may expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. Evaluation of these securities is dependent on the investment adviser’s judgment, analysis and experience in the evaluation of such securities.
Investors should note that the assignment of a rating to a security by an NRSRO may not reflect the effect of recent developments on the issuer’s ability to make interest and principal payments or on the likelihood of default.
Securities deemed to be high yield are rated below Baa3 by Moody’s and below BBB- by S&P Global Ratings and Fitch.
The descriptions below relate to general long-term and short-term obligations of an issuer.
Moody’s Ratings
Long-Term Obligations
Aaa: Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A: Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.
Baa: Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
B-1

Ba: Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B: Obligations rated B are considered speculative and are subject to high credit risk.
Caa: Obligations rated Caa are judged to be speculative, of poor standing and are subject to very high credit risk.
Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C: Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody's appends numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
Absence of Rating: Where no rating has been assigned or where a rating has been withdrawn, it may be for reasons unrelated to the creditworthiness of the issue.
Should no rating be assigned, the reason may be one of the following:
1. An application was not received or accepted.
2. The issue or issuer belongs to a group of securities or entities that are not rated as a matter of policy.
3. There is a lack of essential data pertaining to the issue or issuer.
4. The issue was privately placed, in which case the rating is not published in Moody’s publications.
Withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.
Short-Term Obligations
Moody’s short-term debt ratings are opinions of the ability of issuers to honor short-term financial obligations, generally with an original maturity not exceeding thirteen months.
Moody's employs the following designations to indicate the relative repayment ability of rated issuers:
P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
US Municipal Short-Term Debt Obligations
There are three rating categories for short-term municipal obligations that are considered investment-grade and are designated as Municipal Investment Grade (MIG). In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.
MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
B-2

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
S&P Global Ratings
Long-Term Obligations
AAA: An obligation rated AAA has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA: An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment is very strong.
A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
BB; B; CCC; CC; and C: Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC: An obligation rated CC is currently highly vulnerable to nonpayment. The CC rating is used when a default has not yet occurred, but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.
C: An obligation rated C is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.
D: An obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to D if it is subject to a distressed exchange offer.
NR: NR indicates no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P Global Ratings does not rate a particular obligation as a matter of policy.
Note: The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
Short-Term Obligations
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A-1: A short-term obligation rated A-1 is rated in the highest category by S&P Global Ratings. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.
A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.
A-3: A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
B: A short-term obligation rated B is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.
C: A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
D: A short-term obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to D if it is subject to a distressed exchange offer.
Municipal Short-Term Obligations
An S&P U.S. municipal note rating reflects S&P Global Ratings opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating.
SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3: Speculative capacity to pay principal and interest.
Fitch Ratings
Long-Term Obligations
AAA: Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA: Very high credit quality. AA ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A: High credit quality. A ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB: Good credit quality. BBB ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.
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BB: Speculative. BB ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.
B: Highly speculative. B ratings indicate that material credit risk is present.
CCC: Substantial credit risk. CCC ratings indicate that substantial credit risk is present.
CC: Very high levels of credit risk. CC ratings indicate very high levels of credit risk.
C: Exceptionally high levels of credit risk. C indicates exceptionally high levels of credit risk.
Defaulted obligations typically are not assigned RD or D ratings, but are instead rated in the B to C rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.
Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA obligation rating category, or to corporate finance obligation ratings in the categories below CCC.
The subscript 'emr' is appended to a rating to denote embedded market risk which is beyond the scope of the rating. The designation is intended to make clear that the rating solely addresses the counterparty risk of the issuing bank. It is not meant to indicate any limitation in the analysis of the counterparty risk, which in all other respects follows published Fitch criteria for analyzing the issuing financial institution. Fitch does not rate these instruments where the principal is to any degree subject to market risk.
Short-Term Obligations (Corporate and Public Finance)
A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.
F1: Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2: Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.
F3: Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.
B: Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
C: High short-term default risk. Default is a real possibility.
RD: Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.
D: Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.
IS-SAI-IYLD-1125
B-5

iShares® Trust
Statement of Additional Information
Dated November 28, 2025
This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the current prospectus (the “Prospectus”) for the following series of iShares Trust (the “Trust”):

Fund	Ticker	Listing Exchange
iShares MSCI Kokusai ETF (the “Fund”)	TOK	NYSE Arca
The Prospectus for the Fund is dated November 28, 2025, as amended and supplemented from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. The Financial Statements and Notes contained in the Annual Report or Semi-Annual Report of the Trust for the Fund are incorporated by reference into and are deemed to be part of this SAI. A copy of the Prospectus, Annual Report and Semi-Annual Report may be obtained without charge by writing to the Trust’s distributor, BlackRock Investments, LLC (the “Distributor” or “BRIL”), 1 University Square Drive, Princeton, NJ 08540, calling 1-800-iShares (1-800-474-2737) or visiting www.iShares.com. The Fund's Prospectus is incorporated by reference into this SAI.
References to the Investment Company Act of 1940, as amended (the “Investment Company Act” or the “1940 Act”), or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the Securities and Exchange Commission (the “SEC”), SEC staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no action or other relief or permission from the SEC, SEC staff or other authority.
iShares® and BlackRock® are registered trademarks of BlackRock Fund Advisors and its affiliates.

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General Description of the Trust and the Fund
The Trust currently consists of more than 355 investment series or portfolios. The Trust was organized as a Delaware statutory trust on December 16, 1999 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company registered with the SEC under the 1940 Act. The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “1933 Act”). This SAI relates solely to the Fund.
The Fund is managed by BlackRock Fund Advisors (“BFA”), an indirect majority-owned subsidiary of BlackRock, Inc., and generally seeks to track the investment results of the specific benchmark index identified in the Fund's Prospectus (the “Underlying Index”).
The Fund offers and issues shares at their net asset value per share (“NAV”) only in aggregations of a specified number of shares (each, a “Creation Unit”), generally in exchange for a designated portfolio of securities, assets or other positions (including any portion of such securities for which cash may be substituted) included in its Underlying Index (the “Deposit Securities” or “Creation Basket”), together with the deposit of a specified cash payment (the “Cash Component”). Shares of the Fund are listed and trade on NYSE Arca, Inc. (“NYSE Arca” or the “Listing Exchange”), a national securities exchange. Shares of the Fund are traded in the secondary market and elsewhere at market prices that may be at, above or below the Fund's NAV. Shares are redeemable only in Creation Units, and, generally, in exchange for portfolio securities and a Cash Amount (as defined in the Creation and Redemption of Creation Units-Role of the Authorized Participant section of this SAI). Creation Units typically are a specified number of shares, generally 50,000 or multiples thereof.
The Trust reserves the right to permit or require that creations and redemptions of shares are effected fully or partially in cash and reserves the right to permit or require the substitution of Deposit Securities in lieu of cash. Shares may be issued in advance of receipt of Deposit Securities, subject to various conditions, including a requirement that the Authorized Participant (as defined in the Portfolio Holding Information section of this SAI) maintain collateral with the Trust as set forth in the handbook for Authorized Participants. The Trust may use such collateral at any time to purchase Deposit Securities. See the Creation and Redemption of Creation Units section of this SAI. Transaction fees and other costs associated with creations or redemptions that include a cash portion may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.
Exchange Listing and Trading
A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the Shareholder Information section of the Fund's Prospectus. The discussion below supplements, and should be read in conjunction with, that section of the Prospectus.
Shares of the Fund are listed for trading, and trade throughout the day, on the Listing Exchange and in other secondary markets. Shares of the Fund may also be listed on certain non-U.S. exchanges. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of shares of the Fund will continue to be met. The Listing Exchange may, but is not required to, remove the shares of the Fund from listing if, among other things: (i) following the initial 12-month period beginning upon the commencement of trading of Fund shares, there are fewer than 50 record and/or beneficial owners of shares of the Fund; (ii) the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the Investment Company Act; (iii) any of the other listing requirements are not continuously maintained; or (iv) any event shall occur or condition shall exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. The Listing Exchange will also remove shares of the Fund from listing and trading upon termination of the Fund.
As in the case of other publicly-traded securities, when you buy or sell shares of the Fund through a broker, you may incur a brokerage commission determined by that broker, as well as other charges.
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The Trust reserves the right to adjust the share price of the Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund or an investor's equity interest in the Fund.
Investment Strategies and Risks
The Fund seeks to achieve its objective by investing primarily in securities issued by issuers that compose the Underlying Index and in investments that provide substantially similar exposure to securities in the Underlying Index. The Fund operates as an index fund and is not actively managed. Adverse performance of a security in the Fund’s portfolio will ordinarily not result in the elimination of the security from the Fund’s portfolio.
The Fund engages in representative sampling, which is investing in a sample of securities selected by BFA to have a collective investment profile similar to that of the Fund's Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the Fund’s Underlying Index. A fund that uses representative sampling generally does not hold all of the securities that are in its underlying index.
Although the Fund does not seek leveraged returns, certain instruments used by the Fund may have a leveraging effect as described below.
Borrowing.  The Fund may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.
The purchase of securities while borrowings are outstanding may have the effect of leveraging the Fund. The incurrence of leverage increases the Fund’s exposure to risk, and borrowed funds are subject to interest costs that will reduce net income. Purchasing securities while borrowings are outstanding creates special risks, such as the potential for greater volatility in the NAV of Fund shares and in the yield on the Fund’s portfolio. In addition, the interest expenses from borrowings may exceed the income generated by the Fund’s portfolio and, therefore, the amount available (if any) for distribution to shareholders as dividends may be reduced. BFA may determine to maintain outstanding borrowings if it expects that the benefits to the Fund’s shareholders will outweigh the current reduced return.
Certain types of borrowings by the Fund must be made from a bank or may result in the Fund being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is not anticipated that observance of such covenants would impede BFA’s management of the Fund’s portfolio in accordance with the Fund’s investment objectives and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require the Fund to dispose of portfolio investments at a time when it may be disadvantageous to do so.
Currency Transactions.  A currency forward contract is an over-the-counter (“OTC”) obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days greater than two days from the date on which the contract is agreed upon by the parties, at a price set at the time of the contract. A non-deliverable currency forward is an OTC currency forward settled in a specified currency, on a specified date, based on the difference between the agreed-upon exchange rate and the market exchange rate. A currency futures contract is a contract that trades on an organized futures exchange involving an obligation to deliver or acquire a specified amount of a specific currency, at a specified price and at a specified future time. Currency futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency. The Fund does not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Fund's assets that are denominated in a non-U.S. currency. The Fund may enter into non-U.S. currency forward and non-U.S. currency futures transactions to facilitate local securities settlements or to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes.
Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected may be highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, counterparty risk, maturity gap, interest rate risk, and potential interference
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by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in non-U.S. currency. If BFA utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of the Fund's return with the performance of the Underlying Index and may lower the Fund’s return. The Fund could experience losses if the value of its currency forwards, options or futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market or otherwise. In addition, the Fund could incur transaction costs, including trading commissions, in connection with certain non-U.S. currency transactions.
Diversification Status.  The Fund is classified as a diversified fund under the 1940 Act. This means that the Fund may not purchase securities of an issuer (other than (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and (ii) securities of other investment companies) if, with respect to 75% of its total assets, (a) more than 5% of the Fund’s total assets would be invested in securities of that issuer or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer. With respect to the remaining 25% of its total assets, the Fund may invest more than 5% of its assets in one issuer. Under the 1940 Act, the Fund cannot change its classification from diversified to non-diversified without shareholder approval.
The Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a regulated investment company (“RIC”) for purposes of the U.S. Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and to relieve the Fund of any liability for U.S. federal income tax to the extent that its earnings are distributed to shareholders, provided that the Fund satisfies a minimum distribution requirement. Compliance with the diversification requirements of the Internal Revenue Code may limit the investment flexibility of the Fund and may make it less likely that the Fund will meet its investment objective.
Futures, Options on Futures and Securities Options.  Futures contracts, options on futures and securities options may be used by the Fund to simulate investment in its Underlying Index, to facilitate trading or to reduce transaction costs. The Fund may enter into futures contracts and options on futures that are traded on a U.S. or non-U.S. futures exchange. The Fund will not use futures, options on futures or securities options for speculative purposes. The Fund intends to use futures and options on futures in accordance with Rule 4.5 of the Commodity Futures Trading Commission (the “CFTC”) promulgated under the Commodity Exchange Act (“CEA”). BFA, with respect to the Fund, has claimed an exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 so that BFA, with respect to the Fund, is not subject to registration or regulation as a commodity pool operator under the CEA. See the Regulation Regarding Derivatives section of this SAI for more information.
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on investments that reflect the market value of common stock of the firms included in the investments. The Fund may enter into futures contracts to purchase securities indexes when BFA anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Upon entering into a futures contract, the Fund will be required to deposit with the broker an amount of cash or cash equivalents known as “initial margin,” which is similar to a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract if all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” will be made to and from the broker daily as the price of the instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract. An option on a futures contract, as contrasted with a direct investment in such a contract, gives the purchaser the right, but no obligation, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract.
The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of the Fund. The potential for loss related to writing call options is unlimited. The
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potential for loss related to writing put options is limited to the agreed-upon price per share, also known as the “strike price,” less the premium received from writing the put. The Fund may purchase and write put and call options on futures contracts that are traded on an exchange as a hedge against changes in value of its portfolio securities or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.
Securities options may be used by the Fund to obtain access to securities in the Underlying Index or to dispose of securities in the Underlying Index at favorable prices, to invest cash in a securities index that offers similar exposure to that provided by the Underlying Index or otherwise to achieve the Fund’s objective of tracking the Underlying Index. A call option gives a holder the right to purchase a specific security at a specified price (“exercise price”) within a specified period of time. A put option gives a holder the right to sell a specific security at an exercise price within a specified period of time. The initial purchaser of a call option pays the “writer” a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. The Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. The Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase. The Fund may purchase or sell securities options on a U.S. or non-U.S. securities exchange or in the OTC market through a transaction with a dealer. Options on a securities index are typically settled on a net basis based on the appreciation or depreciation of the index level over the strike price. Options on single name securities may be cash- or physically-settled, depending upon the market in which they are traded. Options may be structured so as to be exercisable only on certain dates or on a daily basis. Options may also be structured to have conditions to exercise (i.e., “Knock-in Events”) or conditions that trigger termination (i.e., “Knock-out Events”).
Lending Portfolio Securities.  The Fund may lend portfolio securities to certain borrowers that BFA determines to be creditworthy, including borrowers affiliated with BFA. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. No securities loan shall be made on behalf of the Fund if, as a result, the aggregate value of all securities loans of the Fund exceeds one-third of the value of the Fund's total assets (including the value of the collateral received). The Fund may terminate a loan at any time and obtain the return of the securities loaned. The Fund receives, by way of substitute payment, the value of any interest or cash or non-cash distributions paid on the loaned securities that it would have otherwise received if the securities were not on loan.
With respect to loans that are collateralized by cash, the borrower may be entitled to receive a fee based on the amount of cash collateral. The Fund is compensated by any positive difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral received by the Fund for such loans, and uninvested cash, may be reinvested in certain short-term instruments either directly on behalf of the Fund or through one or more joint accounts or money market funds, including those affiliated with BFA; such investments are subject to investment risk.
The Fund conducts its securities lending pursuant to an exemptive order from the SEC permitting it to lend portfolio securities to borrowers affiliated with the Fund and to retain an affiliate of the Fund to act as securities lending agent. To the extent that the Fund engages in securities lending, BlackRock Institutional Trust Company, N.A. (“BTC”) acts as securities lending agent for the Fund, subject to the overall supervision of BFA. BTC administers the lending program in accordance with guidelines approved by the Trust's Board of Trustees (the “Board,” the trustees of which are the “Trustees”). JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as custodian for the Fund in connection with certain securities lending activities.
Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund has agreed to pay a borrower), foreign exchange risk (i.e., the risk of a shortfall at default when a cash collateral investment is denominated in a currency other than the currency of the assets being loaned due to movements in foreign exchange rates), and credit, legal, counterparty and market risks (including the risk that market events, including but not limited to corporate actions, could lead the Fund to lend securities that are trading at a premium due to increased demand, or to recall loaned securities or to lend less or not at all, which could lead to reduced securities lending revenue). If the Fund were to lend out securities that are subject to a corporate action and commit to the borrower a particular election as determined by the Fund's investment adviser, the benefit the Fund would receive in respect of committing to such election may or may not be less than the benefit the Fund would have received from making a different
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election in such corporate action. If a securities lending counterparty were to default, the Fund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return the Fund’s securities as agreed, the Fund’s ability to participate in a corporate action event may be impacted, or the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This latter event could trigger adverse tax consequences for the Fund. The Fund could lose money if its short-term investment of the collateral declines in value over the period of the loan. Substitute payments received by the Fund representing dividends paid on securities loaned out by the Fund will not be considered qualified dividend income. BTC will take into account the tax effects on shareholders caused by this difference in connection with the Fund’s securities lending program. Substitute payments received on tax-exempt securities loaned out will not be tax-exempt income. There could also be changes in the status of issuers under applicable laws and regulations, including tax regulations, that may impact the regulatory or tax treatment of loaned securities and could, for example, result in a delay in the payment of dividend equivalent payments owed to the Fund (as permitted by applicable law).
Regulations adopted by global prudential regulators require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many securities lending agreements, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such agreements, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these requirements, as well as potential additional government regulation and other developments in the market, could adversely affect the Fund’s ability to terminate existing securities lending agreements or to realize amounts to be received under such agreements. Prudential regulation may also favor lenders that can provide additional protections, such as liens that are exercisable in connection with a lender default, to borrowers. The Fund may provide additional protections to borrowers, where permitted, pursuant to the Fund’s investment policies and if BFA believes doing so is in the best interest of the Fund.
Liquidity Risk Management.  Rule 22e-4 under the Investment Company Act (the “Liquidity Rule”) requires open-end funds, including exchange-traded funds (“ETFs”) such as the Fund, to establish a liquidity risk management program (the “Liquidity Program”) and enhance disclosures regarding fund liquidity. As required by the Liquidity Rule, the Fund has implemented a Liquidity Program, and the Board, including a majority of the Independent Trustees of the Trust, has appointed BFA as the administrator of the Liquidity Program. Under the Liquidity Program, BFA assesses, manages, and periodically reviews the Fund’s liquidity risk and classifies each investment held by the Fund as a “highly liquid investment,” “moderately liquid investment,” “less liquid investment” or “illiquid investment.” The Liquidity Rule defines “liquidity risk” as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interest in the Fund. The liquidity of the Fund's portfolio investments is determined based on relevant market, trading and investment-specific considerations under the Liquidity Program. There are exclusions from certain portions of the liquidity risk management program requirements for “in-kind” ETFs, as defined in the Liquidity Rule. To the extent that an investment is deemed to be an illiquid investment or a less liquid investment, the Fund can expect to be exposed to greater liquidity risk.
Non-U.S. Securities.  The Fund intends to purchase publicly traded common stocks of non-U.S. issuers. To the extent the Fund invests in stocks of non-U.S. issuers, the Fund's investment in such stocks may be in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) (collectively, “depositary receipts”). Depositary receipts are receipts, typically issued by a bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Depositary receipts may not necessarily be denominated in the same currency as their underlying securities. ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a non-U.S. issuer. EDRs, which are sometimes referred to as continental depositary receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depositary receipts structured like global debt issues to facilitate trading on an international basis. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets, and EDRs, issued in bearer form, are designed for use in European securities markets. GDRs are tradable both in the U.S. and in Europe and are designed for use throughout the world.
Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition to investment risks associated with the underlying issuer, depositary receipts expose the Fund to additional risks associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and liquidity risk. Unsponsored programs, which are not sanctioned by the issuer of the underlying common stock,
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generally expose investors to greater risks than sponsored programs and do not provide holders with many of the shareholder benefits that come from investing in a sponsored depositary receipts.
Investing in the securities of non-U.S. issuers involves special risks and considerations not typically associated with investing in U.S. issuers. These include differences in accounting, auditing and financial reporting standards; the possibility of expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; political instability, which could affect U.S. investments in non-U.S. countries; and potential restrictions on the flow of international capital. Non-U.S. issuers may be subject to less governmental regulation than U.S. issuers. Moreover, individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.
Regulation Regarding Derivatives.  The CFTC subjects advisers to registered investment companies to regulation by the CFTC if a fund that is advised by the adviser either (i) invests, directly or indirectly, more than a prescribed level of its liquidation value in CFTC-regulated futures, options and swaps (“CFTC Derivatives”) or (ii) markets itself as providing investment exposure to such instruments. The CFTC also subjects advisers to registered investment companies to regulation by the CFTC if the registered investment company invests in one or more commodity pools. To the extent the Fund uses CFTC Derivatives, it intends to do so below such prescribed levels and intends not to market itself as a “commodity pool” or a vehicle for trading such instruments.
BFA has claimed an exclusion from the definition of the term “commodity pool operator” under the CEA pursuant to Rule 4.5 under the CEA with respect to the Fund. BFA is not, therefore, subject to registration or regulation as a “commodity pool operator” under the CEA with respect to the Fund.
The Fund (the “No-Action Letter Fund”) may also have investments in “underlying funds” (and such underlying funds themselves may invest in underlying funds) not advised by BFA (the term “underlying fund” for purposes of the no-action letter referenced below may include, but is not limited to, certain securitized vehicles, mortgage or international real estate investment trusts (“REITs”), business development companies and investment companies that may invest in CFTC Derivatives or in any of the foregoing), and therefore may be viewed by the CFTC as commodity pools. BFA may not have transparency into the holdings of these underlying funds because they are not advised by BFA. To address this issue of lack of transparency, the CFTC staff issued a no-action letter on November 29, 2012 permitting the adviser of a fund that invests in such underlying funds and that would otherwise have filed a claim of exclusion pursuant to CFTC Rule 4.5 to delay registration as a “commodity pool operator” until six months from the date on which the CFTC issues additional guidance on the treatment of CFTC Derivatives held by underlying funds. BFA, the adviser of the No-Action Letter Fund, has filed a claim with the CFTC for such fund to rely on this no-action relief. Accordingly, BFA is not currently subject to registration or regulation as a “commodity pool operator” under the CEA in respect of such fund.
Derivative contracts, including, without limitation, swaps, currency forwards, and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the U.S. and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Swaps, non-deliverable forwards and certain other derivatives traded in the OTC market are subject to variation margin and initial margin requirements. Implementation of the margining and other provisions of the Dodd-Frank Act regarding clearing, mandatory trading, reporting and documentation of swaps and other derivatives have impacted and may continue to impact the costs to the Fund of trading these instruments and, as a result, may affect returns to investors in the Fund.
Rule 18f-4 under the Investment Company Act permits the Fund to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the Investment Company Act. Section 18 of the Investment Company Act, among other things, prohibits open-end funds, including the Funds, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”).
Under Rule 18f-4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, and borrowed bonds), if the Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when-issued or forward-settling securities (e.g., firm and standby commitments,
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including to-be-announced (“TBA”) commitments, and dollar rolls) and non-standard settlement cycle securities, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”).
Unless the Fund is relying on the Limited Derivatives User Exception (as defined below), the Fund must comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires the Fund to adopt and implement a comprehensive written derivatives risk management program (“DRMP”) and comply with a relative or absolute limit on Fund leverage risk calculated based on value-at-risk (“VaR”). The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board, including a majority of Independent Directors/Trustees, and periodically reviews the DRMP and reports to the Board.
Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if the Fund's “derivatives exposure” (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”).
Repurchase Agreements.  A repurchase agreement is an instrument under which the purchaser (i.e., the Fund) acquires a security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price, and, in the event of a default by the seller, the Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.
In any repurchase transaction, the collateral for a repurchase agreement may include: (i) cash items; (ii) obligations issued by the U.S. government or its agencies or instrumentalities; or (iii) obligations that, at the time the repurchase agreement is entered into, are determined to (A) have exceptionally strong capacity to meet their financial obligations and (B) are sufficiently liquid such that they can be sold at approximately their carrying value in the ordinary course of business within seven days.
Repurchase agreements pose certain risks for the Fund, should it decide to utilize them. Such risks are not unique to the Fund, but are inherent in repurchase agreements. The Fund seeks to minimize such risks, but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated. Lower quality collateral and collateral with a longer maturity may be subject to greater price fluctuations than higher quality collateral and collateral with a shorter maturity. If the repurchase agreement counterparty were to default, lower quality collateral may be more difficult to liquidate than higher quality collateral. Should the counterparty default and the amount of collateral not be sufficient to cover the counterparty’s repurchase obligation, the Fund would likely retain the status of an unsecured creditor of the counterparty (i.e., the position the Fund would normally be in if it were to hold, pursuant to its investment policies, other unsecured debt securities of the defaulting counterparty) with respect to the amount of the shortfall. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction.
Reverse Repurchase Agreements.  Reverse repurchase agreements involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Generally, the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are advantageous only if the Fund has an opportunity to earn a rate of interest on the cash derived from these transactions that is greater than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and the Fund intends to use the reverse repurchase technique only when BFA believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any increase or decrease in the value of the Fund’s assets. The use of reverse repurchase agreements is a form of leverage, and the proceeds obtained by the Fund through reverse repurchase agreements may be invested in additional securities.
Rule 18f-4 under the Investment Company Act permits the Fund to enter into reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, borrowed bonds) notwithstanding the limitation on the issuance of senior securities in Section 18 of the Investment Company Act, provided that the Fund either (i)
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complies with the 300% asset coverage ratio with respect to such transactions and any other borrowings in the aggregate, or (ii) treats such transactions as Derivatives Transactions under Rule 18f-4. (See “Regulation Regarding Derivatives” above.)
Securities of Investment Companies.  The Fund may invest in the securities of other investment companies (including money market funds) to the extent permitted by law. Pursuant to the 1940 Act, the Fund’s investment in registered investment companies is generally limited to, subject to certain exceptions: (i) 3% of the total outstanding voting stock of any one investment company; (ii) 5% of the Fund’s total assets with respect to any one investment company; and (iii) 10% of the Fund’s total assets with respect to investment companies in the aggregate. Other investment companies in which the Fund may invest can be expected to incur fees and expenses for operations, such as investment advisory and administration fees, which would be in addition to those incurred by the Fund. Pursuant to guidance issued by the SEC staff, fees and expenses of money market funds used for cash collateral received in connection with loans of securities are not treated as Acquired Fund Fees and Expenses, which reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies (as disclosed in the Prospectus, as applicable). The Fund does not intend to invest more than 5% of its total assets in investment companies.
Short-Term Instruments and Temporary Investments.  The Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include, but are not limited to: (i) shares of money market funds (including those advised by BFA or otherwise affiliated with BFA); (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed-time deposits and other obligations of U.S. and non-U.S. banks (including non-U.S. branches) and similar institutions; (iv) commercial paper rated, at the date of purchase, “Prime-1” by Moody's® Investors Service, Inc., “F-1” by Fitch Ratings, Inc., or “A-1” by Standard & Poor's® Financial Services LLC, a subsidiary of S&P Global, Inc. (“S&P Global Ratings”), or if unrated, of comparable quality as determined by BFA; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that have been determined to present minimal credit risks, in accordance with the requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar-denominated obligations of non-U.S. banks (including U.S. branches) that, in the opinion of BFA, are of comparable quality to obligations of U.S. banks that may be purchased by the Fund. Any of these instruments may be purchased on a current or forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.
Swap Agreements.  Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on a pre-determined underlying investment or notional amount. In return, the other party agrees to make periodic payments to the first party based on the return (or a differential in rate of return) earned or realized on the underlying investment or notional amount. Swap agreements will usually be performed on a net basis, with the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis.
The Fund may enter into swap agreements, including currency swaps, interest rate swaps and index swaps, or total return swaps (some of which may be referred to as contracts for difference or “CFDs”). The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets.
Tracking Stocks.  A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.
Future Developments.  The Board may, in the future, authorize the Fund to invest in securities contracts and investments, other than those listed in this SAI and in the Prospectus, provided they are consistent with the Fund's investment objective and do not violate any of its investment restrictions or policies.
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General Considerations and Risks
A discussion of some of the principal risks associated with an investment in the Fund is contained in the Prospectus.
An investment in the Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of stocks in general, and other factors that affect the market. The order of the below risk factors does not indicate the significance of any particular risk factor.
Borrowing Risk.  Borrowing may exaggerate changes in the NAV of Fund shares and in the return on the Fund’s portfolio. Borrowing will cause the Fund to incur interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.
Illiquid Investments Risk.  The Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment. The liquidity of an investment will be determined based on relevant market, trading and investment specific considerations as set out in the Liquidity Program as required by the Liquidity Rule. Illiquid investments may trade at a discount to comparable, more liquid investments and the Fund may not be able to dispose of illiquid investments in a timely fashion or at their expected prices. If illiquid investments exceed 15% of the Fund’s net assets, the Liquidity Rule and the Liquidity Program will require that certain remedial actions be taken.
Infectious Illness Risk.  A widespread outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely affect the economies of many nations and the global economy and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in travel restrictions, closed international borders, disruption of healthcare services, prolonged quarantines, cancellations, supply chain disruptions, temporary and permanent business closures, lower consumer demand, layoffs, ratings downgrades, credit defaults and other significant economic, social and political impacts, as well as general concern and uncertainty. An outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. These impacts, which could adversely affect a Fund and its investments, could be present for an extended period of time.
In addition, markets may experience temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. Such events may adversely affect a Fund and its investments and may impact a Fund’s ability to purchase or sell securities or other assets. Market or economic disruptions could cause elevated tracking error and increased premiums or discounts to a Fund's NAV. Additionally, a Fund could be adversely impacted if an outbreak impairs the operations of its service providers, including BFA. Governmental and quasi-governmental may respond to an outbreak and any resulting disruptions with a variety of fiscal and monetary policy changes, such as changes in interest rates. A reversal of these policies, or the ineffectiveness of such policies, is likely to increase market volatility, which could adversely affect a Fund’s investments.
Money Market Instruments Risk.  The value of money market instruments may be affected by changes in interest rates or in the credit ratings of the investments, among other things. If a significant amount of the Fund's assets is invested in money market instruments, it may be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund. Money market funds other than U.S. government money market funds and retail money market funds “float” their NAV instead of using a stable $1.00 per share price.
National Closed Market Trading Risk.  To the extent that the underlying securities held by the Fund trade on foreign exchanges or in foreign markets that are closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s underlying securities and/or other assets trade on that closed foreign market or when the foreign market is closed for unscheduled reasons. These deviations may result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other ETFs.
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Operational and Technology Risks.  A Fund and the entities with which it interacts directly or indirectly are susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or impair the Fund’s operations. These entities include, but are not limited to, a Fund’s adviser, administrator, distributor, other service providers (e.g., index and benchmark providers, accountants, custodians, and transfer agents), financial intermediaries, counterparties, market makers, Authorized Participants, listing exchanges, other financial market operators, and governmental authorities. Operational and technology risks for the issuers in which a Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value. A Fund may incur substantial costs in order to mitigate operational and technology risks.
Cybersecurity incidents can result from deliberate attacks or unintentional events against an issuer in which a Fund invests, the Fund or any of its service providers. They include, but are not limited to, gaining unauthorized access to systems, misappropriating assets or sensitive information, corrupting or destroying data, and causing operational disruption. Geopolitical tension may increase the scale and sophistication of deliberate attacks, particularly those from nation states or from entities with nation state backing. Cybersecurity incidents may result in any of the following: financial losses; interference with a Fund’s ability to calculate its NAV; disclosure of confidential information; impediments to trading; submission of erroneous trades by a Fund or erroneous subscription or redemption orders; the inability of a Fund or its service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; and other legal and compliance expenses. Furthermore, cybersecurity incidents may render records of a Fund, including records relating to its assets and transactions, shareholder ownership of Fund shares, and other data integral to a Fund’s functioning, inaccessible, inaccurate or incomplete. Power outages, natural disasters, equipment malfunctions and processing errors that threaten information and technology systems relied upon by a Fund or its service providers, as well as market events that occur at a pace that overloads these systems, may also disrupt business operations or impact critical data. In addition, the risks of increased use of AI technologies, such as machine learning, include data risk, transparency risk, and operational risk. The AI technologies, which are generally highly reliant on the collection and analysis of large amounts of data, may incorporate biased or inaccurate data, and it is not possible or practicable to incorporate all relevant data into such technologies. The output or results of any such AI technologies may therefore be incomplete, erroneous, distorted or misleading. Further, AI tools may lack transparency as to how data is utilized and how outputs are generated. AI technologies may also allow the unintended introduction of vulnerabilities into infrastructures and applications. A Fund and its shareholders could be negatively impacted as a result of these risks associated with AI technologies. AI technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to quickly evolve, and it is impossible to anticipate the full scope of future AI capabilities or rules and the associated risks to a Fund.
While a Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. Each Fund and its adviser seek to reduce these risks through controls, procedures and oversight, including establishing business continuity plans and risk management systems. However, there are inherent limitations in such plans and systems, including the possibility that certain risks that may affect a Fund have not been identified or may emerge in the future; that such plans and systems may not completely eliminate the occurrence or mitigate the effects of operational or information security disruptions or failures or of cybersecurity incidents; or that prevention and remediation efforts will not be successful or that incidents will go undetected. A Fund cannot control the systems, information security or other cybersecurity of the issuers in which it invests or its service providers, counterparties, and other third parties whose activities affect the Fund.
Lastly, the regulatory climate governing cybersecurity and data protection is developing quickly and may vary considerably across jurisdictions. Regulators continue to develop new rules and standards related to cybersecurity and data protection. Compliance with evolving regulations can be demanding and costly, requiring substantial resources to monitor and implement required changes.
Reference Rate Replacement Risk.  The Fund may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, has ceased publishing all LIBOR settings. In April 2023, however, the FCA announced that some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. The Secured Overnight Financing Rate (“SOFR”), which is a broad measure of the cost of borrowing cash overnight collateralized by U.S.
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Treasury securities in the repurchase agreement market, has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in different categories of financial contracts.
Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contracts, securities, or other instruments using LIBOR may disagree on transition rates or the application of transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future.
Risk of Derivatives.  A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset, such as a security, a commodity (such as gold or silver), a currency or an index (a measure of value or rates, such as the S&P 500® or the prime lending rate). The Fund may invest in futures contracts, securities options, CFDs and other derivatives. Compared to securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. Derivatives generally involve the incurrence of leverage.
When a derivative is used as a hedge against a position that the Fund holds or is committed to purchase, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains and, in some cases, hedging can cause losses that are not offset by gains, and the Fund will recognize losses on both the investment and the hedge. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund's hedging transactions, which entail additional transaction costs, will be effective.
Risk of Equity Securities.  An investment in the Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of stock markets may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of shares of the Fund). Common stocks are susceptible to general stock market fluctuations and to increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Common stocks may experience extreme price volatility due to actions taken by particular investors or groups of investors (for example, retail investors influenced by social media activity or other media coverage or significant “short” positions taken by institutional investors).
Holders of common stocks incur more risks than holders of preferred stocks and debt obligations because common stockholders generally have rights to receive payments from stock issuers that are inferior to the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (the value of which, however, is subject to market fluctuations prior to maturity), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity date. In addition, issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock price to decline.
Although most of the securities in the Underlying Index are listed on a securities exchange, the principal trading market for some of the securities may be in the OTC market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of the Fund’s shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.
Risk of Futures and Options on Futures Transactions.  There are several risks accompanying the utilization of futures contracts and options on futures contracts. A position in futures contracts and options on futures contracts may be closed only on the exchange on which the contract was made (or a linked exchange). While the Fund plans to utilize futures
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contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time. Futures contracts, by definition, project price levels in the future and not current levels of valuation; therefore, market circumstances may result in a discrepancy between the price of the future and the movement in the Fund's Underlying Index. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to deliver the instruments underlying the futures contracts it has sold.
The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Fund does not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Fund, however, intends to utilize futures and options contracts in a manner designed to limit the risk exposure to levels comparable to a direct investment in the types of stocks in which it invests.
Utilization of futures and options on futures by the Fund involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by BFA as to anticipated trends, which predictions could prove to be incorrect.
Because the futures market generally imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.
Risk of Swap Agreements.  The risk of loss with respect to swaps is generally limited to the net amount of payments that the Fund is contractually obligated to make. Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, the Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws, which could affect the Fund’s rights as a creditor (e.g., the Fund may not receive the net amount of payments that it is contractually entitled to receive).
The Fund is required to post and collect variation margin and initial margin (comprised of specified liquid securities subject to haircuts) in connection with trading of OTC swaps. These requirements may raise the costs for the Fund’s investment in swaps.
Tracking Error Risk.  The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest received by the Fund or distributions paid to the Fund’s shareholders, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not. Tracking error may occur due to differences between the methodologies used in calculating the value of the Underlying Index and determining the Fund’s NAV.
When an issuer is introduced by an index provider into an index tracked by a Fund, BFA may conduct an analysis on such issuer’s securities to identify and screen for outlier high risk behavior (such as rapid or unusual price growth that does not appear to be supported by publicly available information on the business and assets of the issuer, unusual or significant short
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interest or lending activity, negative sentiment, suspended trading or incorrect free-float calculations, which could be indicators of possible irregularities, miscalculations or even fraud). If it identifies such behavior, BFA may, where appropriate, alert the index provider as to the alleged issue. The index provider has sole discretion for the determination as to whether to continue to include the issuer’s securities in the rebalancing of its index. If the securities continue to be included in the index, BFA may underweight or exclude such securities from a Fund’s portfolio and, if it does so, such Fund will be subject to increased tracking error due to the divergence in the securities included in its portfolio from its underlying index. The application of the abovementioned analysis and screening to a Fund and its Underlying Index is in the sole discretion of BFA and its affiliates (without any guarantees). The analysis and screening may not exclude any or all high risk securities from an Underlying Index or a Fund’s portfolio, and the inclusion of such securities will result in an adverse impact to the Fund’s net asset value if one or more such securities declines in value.
Risk of Investing in Asia.   Investments in securities of issuers in certain Asian countries involve risks not typically associated with investments in securities of issuers in other regions. Such heightened risks include, among others, expropriation and/or nationalization of assets, confiscatory taxation, piracy of intellectual property, data and other security breaches (especially of data stored electronically), political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict and social instability as a result of religious, ethnic and/or socio-economic unrest. Certain Asian economies have experienced rapid rates of economic growth and industrialization in recent years, and there is no assurance that these rates of economic growth and industrialization will be maintained.
Certain Asian countries have democracies with relatively short histories, which may increase the risk of political instability. These countries have faced political and military unrest, and further unrest could present a risk to their local economies and securities markets. Indonesia and the Philippines have each experienced violence and terrorism, which has negatively impacted their economies. North Korea and South Korea each have substantial military capabilities, and historical tensions between the two countries present the risk of war. Escalated tensions involving the two countries and any outbreak of hostilities between the two countries, or even the threat of an outbreak of hostilities, could have a severe adverse effect on the entire Asian region. Certain Asian countries have also developed increasingly strained relationships with the U.S., and if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. for trade. Political, religious, and border disputes persist in India. India has recently experienced and may continue to experience civil unrest and hostilities with certain of its neighboring countries. Increased political and social unrest in these geographic areas could adversely affect the performance of investments in this region.
Certain governments in this region administer prices on several basic goods, including fuel and electricity, within their respective countries. Certain governments may exercise substantial influence over many aspects of the private sector in their respective countries and may own or control many companies. Future government actions could have a significant effect on the economic conditions in this region, which in turn could have a negative impact on private sector companies. There is also the possibility of diplomatic developments adversely affecting investments in the region.
Corruption and the perceived lack of a rule of law in dealings with international companies in certain Asian countries may discourage foreign investment and could negatively impact the long-term growth of certain economies in this region. In addition, certain countries in the region are experiencing high unemployment and corruption, and have fragile banking sectors.
Some economies in this region are dependent on a range of commodities, including oil, natural gas and coal. Accordingly, they are strongly affected by international commodity prices and particularly vulnerable to any weakening in global demand for these products. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. China is a key trading partner of many Asian countries and any changes in trading relationships between China and other Asian countries may affect the region as a whole. Adverse economic conditions or developments in neighboring countries may increase investors' perception of the risk of investing in the region as a whole, which may adversely impact the market value of the securities issued by companies in the region.
Risk of Investing in Australasia.  The economies of Australasia, which include Australia and New Zealand, are dependent on exports from the agricultural and mining sectors. This makes Australasian economies susceptible to fluctuations in the commodity markets. Australasian economies are also increasingly dependent on their growing service and tourism industries. Australia and New Zealand are located in a part of the world that has historically been prone to natural disasters, such as drought and flooding. Any such event in the future could have a significant adverse impact on the economies of Australia and New Zealand and affect the value of securities held by the Fund. The economies of Australia and New Zealand
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are dependent on trading with certain key trading partners, including Asia and the U.S. Economic events in the U.S., Asia, or in other key trading countries can have a significant economic effect on the Australasian economies. The economies of Australia and New Zealand are heavily dependent on the mining sector. Passage of new regulations limiting foreign ownership of companies in the mining sector or imposition of new taxes on profits of mining companies may dissuade foreign investment, and as a result, have a negative impact on companies to which the Fund has exposure.
Risk of Investing in Developed Countries.  Many countries with developed markets have recently experienced significant economic pressures. These countries generally tend to rely on the services sectors (e.g., the financial services sector) as the primary source of economic growth and may be susceptible to the risks of individual service sectors. For example, companies in the financial services sector are subject to governmental regulation and, recently, government intervention, which may adversely affect the scope of their activities, the prices they can charge and amount of capital they must maintain. Dislocations in the financial sector and perceived or actual governmental influence over certain financial companies may lead to credit rating downgrades and, as a result, impact, among other things, revenue growth for such companies. If financial companies experience a prolonged decline in revenue growth, certain developed countries that rely heavily on financial companies as an economic driver may experience a correlative slowdown. Concerns have emerged with respect to the economic health of certain developed countries. These concerns primarily stem from heavy indebtedness of many developed countries and their perceived inability to continue to service high debt loads without simultaneously implementing stringent austerity measures. Such concerns have led to tremendous downward pressure on the economies of these countries. As a result, it is possible that interest rates on debt of certain developed countries may rise to levels that make it difficult for such countries to service such debt. Spending on health care and retirement pensions in most developed countries has risen dramatically. Medical innovation, extended life expectancy and higher public expectations are likely to continue the increase in health care and pension costs. Any increase in health care and pension costs will likely have a negative impact on the economic growth of many developed countries. Certain developed countries rely on imports of certain key items, such as crude oil, natural gas, and other commodities. As a result, an increase in demand for, or price fluctuations of, certain commodities may negatively affect developed country economies. Developed market countries generally are dependent on the economies of certain key trading partners. Changes in any one economy may cause an adverse impact on several developed countries. In addition, heavy regulation of, among others, labor and product markets may have an adverse effect on certain issuers. Such regulations may negatively affect economic growth or cause prolonged periods of recession. Such risks, among others, may adversely affect the value of the Fund’s investments.
Risk of Investing in Europe.  Investing in European countries exposes the Fund to the economic and political risks associated with Europe in general and the specific European countries in which it invests. The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, have significant operations in, or that are listed on at least one securities exchange within member states of the European Union (the “EU”). A number of countries within the EU are also members of the Economic and Monetary Union (the “eurozone”) and have adopted the euro as their currency. Eurozone membership requires member states to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Changes in import or export tariffs, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro and other currencies of certain EU countries which are not in the eurozone, the default or threat of default by an EU member state on its sovereign debt, and/or an economic recession in an EU member state may have a significant adverse effect on the economies of other EU member states and their trading partners. Although certain European countries are not in the eurozone, many of these countries are obliged to meet the criteria for joining the eurozone.
Consequently, these countries must comply with many of the restrictions noted above. The European financial markets have experienced volatility and adverse trends due to concerns about economic downturns, government debt levels and the possible default of government debt in several European countries, including, but not limited to, Austria, Belgium, Cyprus, France, Greece, Ireland, Italy, Portugal, Spain and Ukraine. In order to prevent further economic deterioration, certain countries, without prior warning, can institute “capital controls.” Countries may use these controls to restrict volatile movements of capital entering and exiting their country. Such controls may negatively affect the Fund’s investments. A default or debt restructuring by any European country would adversely impact holders of that country’s debt and sellers of credit default swaps linked to that country’s creditworthiness, which may be located in countries other than those listed above. In addition, the credit ratings of certain European countries were downgraded in the past. These events have adversely affected the value and exchange rate of the euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the euro and non-EU member states. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired
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results, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro and/or withdraw from the EU. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching and could adversely impact the value of the Fund’s investments in the region.
The United Kingdom (the “U.K.”) left the EU (“Brexit”) on January 31, 2020. Brexit could adversely affect European or worldwide political, regulatory, economic or market conditions and could contribute to instability in global political institutions, regulatory agencies and financial markets.
Certain European countries have also developed increasingly strained relationships with the U.S., and if these relations were to worsen, they could adversely affect European issuers that rely on the U.S. for trade. The national politics of countries in Europe have been unpredictable and subject to influence by disruptive political groups and ideologies, including for example, secessionist movements. The governments of European countries may be subject to change and such countries may experience social and political unrest. Unanticipated or sudden political or social developments may result in sudden and significant investment losses. The occurrence of terrorist incidents throughout Europe or war in the region also could impact financial markets. The impact of these events is not clear but could be significant and far-reaching and could adversely affect the value and liquidity of the Fund's investments.
Russian Invasion of Ukraine. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, import and export restrictions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, may impact Russia's economy, Russian issuers of securities in which the Fund invests, or the economies of Europe as a whole. Actual and threatened responses to Russian military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and are likely to have collateral impacts on such sectors across Europe and globally.
Risk of Investing in Non-U.S. Equity Securities.  An investment in the Fund involves risks similar to those of investing in portfolios of equity securities traded on non-U.S. exchanges. These risks include market fluctuations caused by such factors as economic and political developments in those foreign countries, changes in interest rates and perceived trends in stock prices. Investing in securities issued by issuers domiciled in countries other than the domicile of the investor and denominated in currencies other than an investor’s local currency entails certain considerations and risks not typically encountered by the investor in making investments in its home country and in that country’s currency. These considerations include favorable or unfavorable changes in interest rates, currency exchange rates, exchange control regulations and the costs that may be incurred in connection with conversions between various currencies. Investing in the Fund also involves certain risks and considerations not typically associated with investing in a fund whose portfolio contains exclusively securities of U.S. issuers. These risks include generally less liquid and less efficient securities markets; generally greater price volatility; less publicly available information about issuers; the imposition of withholding or other taxes; the imposition of restrictions on the expatriation of funds or other assets of the Fund; higher transaction and custody costs; delays and risks attendant in settlement procedures; difficulties in enforcing contractual obligations; lower liquidity and significantly smaller market capitalization; different accounting and disclosure standards; lower levels of regulation of the securities markets; more substantial government interference with the economy and businesses; higher rates of inflation; greater social, economic, and political uncertainty; the risk of nationalization or expropriation of assets; and the risk of war.
Risk of Investing in North America.  A decrease in imports or exports, changes in trade regulations or an economic recession in any North American country can have a significant economic effect on the entire North American region and on some or all of the North American countries in which the Fund invests.
The U.S. is Canada's and Mexico's largest trading and investment partner. The Canadian and Mexican economies are significantly affected by developments in the U.S. economy. Since the implementation of the North American Free Trade Agreement (“NAFTA”) in 1994 among Canada, the U.S. and Mexico, total merchandise trade among the three countries has increased. However, political developments including the implementation of tariffs by the U.S., and the renegotiation of
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NAFTA in the form of the United States-Mexico-Canada Agreement (“USMCA”), which replaced NAFTA on July 1, 2020, could negatively affect North America’s economic outlook and, as a result, the value of securities held by the Fund. Policy and legislative changes in one country may have a significant effect on North American markets generally, as well as on the value of certain securities held by the Fund.
Risk of Investing in the Consumer Discretionary Sector.  Companies engaged in the design, production or distribution of products or services for the consumer discretionary sector (including, without limitation, television and radio broadcasting, manufacturing, publishing, recording and musical instruments, motion pictures, photography, amusement and theme parks, gaming casinos, sporting goods and sports arenas, camping and recreational equipment, toys and games, apparel, travel-related services, automobiles, hotels and motels, and fast food and other restaurants) are subject to the risk that their products or services may become obsolete quickly. The success of these companies can depend heavily on disposable household income and consumer spending. During periods of an expanding economy, the consumer discretionary sector may outperform the consumer staples sector, but may underperform when economic conditions worsen. Moreover, the consumer discretionary sector can be significantly affected by several factors, including, without limitation, the performance of domestic and international economies, exchange rates, changing consumer preferences, demographics, marketing campaigns, cyclical revenue generation, consumer confidence, commodity price volatility, labor relations, interest rates, import and export controls, intense competition, technological developments and government regulation.
Risk of Investing in the Consumer Staples Sector.  Companies in the consumer staples sector may be adversely affected by changes in the global economy, consumer spending, competition, demographics and consumer preferences, and production spending. Companies in the consumer staples sector may also be affected by changes in global economic, environmental and political events, economic conditions, the depletion of resources, and government regulation. For instance, government regulations may affect the permissibility of using various food additives and production methods of companies that make food products, which could affect company profitability. In addition, tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Companies in the consumer staples sector also may be subject to risks pertaining to the supply of, demand for and prices of raw materials. The prices of raw materials fluctuate in response to a number of factors, including, without limitation, changes in government agricultural support programs, exchange rates, import and export controls, changes in international agricultural and trading policies, and seasonal and weather conditions. Companies in the consumer staples sector may be subject to severe competition, which may also have an adverse impact on their profitability.
Risk of Investing in the Energy Sector.  Companies in the energy sector are strongly affected by the changes in and volatility of global energy prices, energy supply and demand, government regulations and policies, energy production and conservation efforts, technological change, development of alternative energy sources, and other factors that they cannot control. Energy companies may have relatively high levels of debt and may be more likely to restructure their businesses if there are downturns in energy markets or in the global economy. If an energy company in the Fund's portfolio becomes distressed, the Fund could lose all or a substantial portion of its investment. The energy sector is cyclical and is highly dependent on commodity prices. Prices and supplies of energy may fluctuate significantly over short and long periods of time due to, among other things, national and international political changes, Organization of Petroleum Exporting Countries (“OPEC”) policies, changes in relationships among OPEC members and between OPEC and oil-importing nations, the regulatory environment, taxation policies, the enactment or cessation of trade sanctions, war or other geopolitical conflicts, and the economies of key energy-consuming countries. Companies in the energy sector may be adversely affected by terrorism, cyber incidents, natural disasters or other catastrophes. Companies in the energy sector are at risk of liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims. Significant oil and gas deposits are located in emerging markets countries where corruption and security may raise significant risks, in addition to the other risks of investing in emerging markets. Additionally, the Middle East, where many companies in the energy sector may operate, has experienced conflict and unrest. Companies in the energy sector may also be adversely affected by changes in exchange rates, interest rates, economic conditions, tax treatment, government regulation and intervention, negative perception, efforts at energy conservation and world events in the regions in which the companies operate (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). Because a significant portion of revenues of companies in this sector is derived from a relatively small number of customers that are largely composed of governmental entities and utilities, governmental budget constraints may have a significant impact on companies in this sector. The energy sector is highly regulated. Entities operating in the energy sector are subject to significant regulation of nearly every aspect of
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their operations by governmental agencies. Such regulation can change rapidly or over time in both scope and intensity. Stricter laws, regulations or enforcement policies could be enacted, which would likely increase compliance costs and may materially adversely affect the financial performance of companies in the energy sector.
The energy sector may experience significant market volatility. For example, Russia’s large-scale invasion of Ukraine on February 24, 2022 led to further disruptions and increased volatility in the energy and commodity futures markets due to actual and potential disruptions in the supply and demand for certain commodities, including oil and natural gas. The U.S. and other actors have enacted various sanctions and restrictions on business dealings with Russia, which include restrictions on imports of oil, natural gas and coal. The effect of the current sanctions and restrictions, as well as the extent and duration of the Russian military action, additional sanctions and associated market disruptions on the energy sector, are impossible to predict and depend on a number of factors. The effect of these events or any related developments could be significant and may have a severe adverse effect on the performance of the Fund.
Risk of Investing in the Financials Sector.  Companies in the financials sector include small, regional and money center banks, securities brokerage firms, asset management companies, savings banks and thrift institutions, specialty finance companies (e.g., credit card, mortgage providers), insurance and insurance brokerage firms, consumer finance firms, financial conglomerates and foreign banking and financial companies.
Most financial companies are subject to extensive governmental regulation, which limits their activities and may affect their ability to earn a profit from a given line of business. Government regulation may change frequently and may have significant adverse consequences for companies in the financials sector, including effects not intended by the regulation. Direct governmental intervention in the operations of financial companies and financial markets may materially and adversely affect the companies in which the Fund invests, including legislation in many countries that may increase government regulation, repatriation and other intervention. The impact of governmental intervention and legislative changes on any individual financial company or on the financials sector as a whole cannot be predicted. The valuation of financial companies has been and continues to be subject to unprecedented volatility and may be influenced by unpredictable factors, including interest rate risk and sovereign debt default. Certain financial businesses are subject to intense competitive pressures, including market share and price competition. Financial companies in foreign countries are subject to market-specific and general regulatory and interest rate concerns. In particular, government regulation in certain foreign countries may include taxes and controls on interest rates, credit availability, minimum capital requirements, bans on short sales, limits on prices and restrictions on currency transfers. In addition, companies in the financials sector may be the targets of hacking and potential theft of proprietary or customer information or disruptions in service, which could have a material adverse effect on their businesses.
The profitability of banks, savings and loan associations and other financial companies is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change; for instance, when interest rates go up, the value of securities issued by many types of companies in the financials sector generally goes down. In other words, financial companies may be adversely affected in certain market cycles, including, without limitation, during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and during periods of declining economic conditions, which may cause, among other things, credit losses due to financial difficulties of borrowers.
In addition, general economic conditions are important to the operations of these companies, and financial difficulties of borrowers may have an adverse effect on the profitability of financial companies. Companies in the financials sector are exposed directly to the credit risk of their borrowers and counterparties, who may be leveraged to an unknown degree, including through swaps and other derivatives products, and who at times may be unable to meet their obligations to the financial services companies. Financial services companies may have significant exposure to the same borrowers and counterparties, with the result that a borrower’s or counterparty’s inability to meet its obligations to one company may affect other companies with exposure to the same borrower or counterparty. This interconnectedness of risk, including cross-default risk, may result in significant negative impacts to the financial condition and reputation of companies with direct exposure to the defaulting counterparty as well as adverse cascading effects in the markets and the financials sector generally. Financial companies can be highly dependent upon access to capital markets, and any impediments to such access, such as adverse overall economic conditions or a negative perception in the capital markets of a financial company’s financial condition or prospects, could adversely affect its business. Deterioration of credit markets can have an adverse impact on a broad range of financial markets, causing certain financial companies to incur large losses. In these conditions, companies in the financials sector may experience significant declines in the valuation of their assets, take actions to raise capital and even cease operations. Some financial companies may also be required to accept or borrow significant amounts
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of capital from government sources and may face future government-imposed restrictions on their businesses or increased government intervention. In addition, there is no guarantee that governments will provide any such relief in the future. These actions may cause the securities of many companies in the financials sector to decline in value.
Risk of Investing in the Healthcare Sector.  Companies in the healthcare sector are often issuers whose profitability may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising or falling costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, a limited number of products, industry innovation, changes in technologies and other market developments. Many healthcare companies are heavily dependent on patent protection and the actual or perceived safety and efficiency of their products.
Patents have a limited duration, and, upon expiration, other companies may market substantially similar “generic” products that are typically sold at a lower price than the patented product, which can cause the original developer of the product to lose market share and/or reduce the price charged for the product, resulting in lower profits for the original developer. As a result, the expiration of patents may adversely affect the profitability of these companies.
In addition, because the products and services of many companies in the healthcare sector affect the health and well-being of many individuals, these companies are especially susceptible to extensive litigation based on product liability and similar claims. Healthcare companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the healthcare sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, which can result in increased development costs, delayed cost recovery and loss of competitive advantage to the extent that rival companies have developed competing products or procedures, adversely affecting the company’s revenues and profitability. In other words, delays in the regulatory approval process may diminish the opportunity for a company to profit from a new product or to bring a new product to market, which could have a material adverse effect on a company’s business. Healthcare companies may also be strongly affected by scientific biotechnology or technological developments, and their products may quickly become obsolete. Also, many healthcare companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws. Changes in governmental policies or laws may span a wide range of topics, including cost control, national health insurance, incentives for compensation in the provision of healthcare services, tax incentives and penalties related to healthcare insurance premiums, and promotion of prepaid healthcare plans. In addition, a number of legislative proposals concerning healthcare have been considered by the U.S. Congress in recent years. It is unclear what proposals will ultimately be enacted, if any, and what effect they may have on companies in the healthcare sector.
Additionally, the expansion of facilities by healthcare-related providers may be subject to “determinations of need” by certain government authorities. This process not only generally increases the time and costs involved in these expansions, but also makes expansion plans uncertain, limiting the revenue and profitability growth potential of healthcare-related facilities operators and negatively affecting the prices of their securities. Moreover, in recent years, both local and national governmental budgets have come under pressure to reduce spending and control healthcare costs, which could both adversely affect regulatory processes and public funding available for healthcare products, services and facilities.
Risk of Investing in the Industrials Sector.  The value of securities issued by companies in the industrials sector may be adversely affected by supply of and demand for both their specific products or services and for industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, trade disputes, world events and economic conditions may affect the performance of companies in the industrials sector. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. For example, commodity price declines and unit volume reductions resulting from an over-supply of materials used in the industrials sector can adversely affect the sector. Furthermore, companies in the industrials sector may be subject to liability for environmental damage, product liability claims, depletion of resources, and mandated expenditures for safety and pollution control.
Risk of Investing in the Materials Sector.  Companies in the materials sector may be adversely affected by commodity price volatility, exchange rate fluctuations, social and political unrest, war, import or export controls, increased competition, depletion of resources, technical progress, labor relations and government regulations, and mandated expenditures for safety and pollution control, among other factors. Such risks may adversely affect the issuers to which the Fund has exposure. Companies in the materials sector are also at risk of liability for environmental damage and product liability claims. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns. These risks are heightened for companies in the materials sector located in foreign markets.
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Risk of Investing in the Real Estate Industry.  Companies in the real estate industry include companies that invest in real estate, such as REITs, real estate holding and operating companies or real estate development companies (collectively, “Real Estate Companies”). Investing in Real Estate Companies exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which Real Estate Companies are organized and operated. The real estate industry is highly sensitive to general and local economic conditions and developments, and characterized by intense competition and periodic overbuilding. Investing in Real Estate Companies involves various risks. Some risks that are specific to Real Estate Companies are discussed in greater detail below.
Concentration Risk. Real Estate Companies may own a limited number of properties and concentrate their investments in a particular geographic region or property type. Economic downturns affecting a particular region, industry or property type may lead to a high volume of defaults within a short period.
Distressed Investment Risk. Real Estate Companies may invest in distressed, defaulted or out-of-favor bank loans. Identification and implementation by a Real Estate Company of loan modification and restructure programs involves a high degree of uncertainty. Even successful implementation may still require adverse compromises and may not prevent bankruptcy. Real Estate Companies may also invest in other debt instruments that may become non-performing, including the securities of companies with higher credit and market risk due to financial or operational difficulties. Higher risk securities may be less liquid and more volatile than the securities of companies not in distress.
Illiquidity Risk. Investing in Real Estate Companies may involve risks similar to those associated with investing in small-capitalization companies. Real Estate Company securities, like the securities of small-capitalization companies, may be more volatile than, and perform differently from, shares of large-capitalization companies. There may be less trading in Real Estate Company shares, which means that buy and sell transactions in those shares could have a magnified impact on share price, resulting in abrupt or erratic price fluctuations. In addition, real estate is relatively illiquid, and, therefore, a Real Estate Company may have a limited ability to vary or liquidate properties in response to changes in economic or other conditions.
Interest Rate Risk. Rising interest rates could result in higher costs of capital for Real Estate Companies, which could negatively impact a Real Estate Company’s ability to meet its payment obligations. Declining interest rates could result in increased prepayment on loans and require redeployment of capital in less desirable investments.
Leverage Risk. Real Estate Companies may use leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a Real Estate Company’s operations and market value in periods of rising interest rates. Real Estate Companies are also exposed to the risks normally associated with debt financing. Financial covenants related to a Real Estate Company’s leverage may affect the ability of the Real Estate Company to operate effectively. In addition, real property may be subject to the quality of credit extended and defaults by borrowers and tenants. If the properties do not generate sufficient income to meet operating expenses, including, where applicable, debt service, ground lease payments, tenant improvements, third-party leasing commissions and other capital expenditures, the income and ability of a Real Estate Company to make payments of any interest and principal on its debt securities will be adversely affected.
Loan Foreclosure Risk. Real Estate Companies may foreclose on loans that the Real Estate Company originated and/or acquired. Foreclosure may generate negative publicity for the underlying property that affects its market value. In addition to the length and expense of such proceedings, the validity of the terms of the applicable loan may not be recognized in foreclosure proceedings. Claims and defenses asserted by borrowers or other lenders may interfere with the enforcement of rights by a Real Estate Company. Parallel proceedings, such as bankruptcy, may also delay resolution and limit the amount of recovery on a foreclosed loan by a Real Estate Company even where the property underlying the loan is liquidated.
Management Risk. Real Estate Companies are dependent upon management skills and may have limited financial resources. Real Estate Companies are generally not diversified and may be subject to heavy cash flow dependency, default by borrowers and voluntary liquidation. In addition, transactions between Real Estate Companies and their affiliates may be subject to conflicts of interest, which may adversely affect a Real Estate Company’s shareholders. A Real Estate Company may also have joint venture investments in certain of its properties, and, consequently, its ability to control decisions relating to such properties may be limited.
Property Risk. Real Estate Companies may be subject to risks relating to functional obsolescence or reduced desirability of properties; extended vacancies due to economic conditions and tenant bankruptcies; catastrophic events such as earthquakes, hurricanes and terrorist acts; and casualty or condemnation losses. Real estate income and values also may be
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greatly affected by demographic trends, such as population shifts or changes in consumer preferences and values, or increasing vacancies or declining rents resulting from legal, cultural, technological, global or local economic developments.
Regulatory Risk. Real estate income and values may be adversely affected by such factors as applicable domestic and foreign laws (including tax laws). Government actions, such as tax increases, zoning law changes, mandated closures or other commercial restrictions or environmental regulations, also may have a major impact on real estate income and values. In addition, quarterly compliance with regulations limiting the proportion of asset types held by a U.S. REIT may force certain Real Estate Companies to liquidate or restructure otherwise attractive investments. Some countries may not recognize REITs or comparable structures as a viable form of real estate funds.
Underlying Investment Risk. Real Estate Companies make investments in a variety of debt and equity instruments with varying risk profiles. For instance, Real Estate Companies may invest in debt instruments secured by commercial property that have higher risks of delinquency and foreclosure than loans on single family homes due to a variety of factors associated with commercial property, including the tie between income available to service debt and productive use of the property. Real Estate Companies may also invest in debt instruments and preferred equity that are junior in an issuer’s capital structure and that involve privately negotiated structures. Subordinated debt investments, such as B-Notes and mezzanine loans, involve a greater credit risk of default due to the need to service more senior debt of the issuer. Similarly, preferred equity investments involve a greater risk of loss than conventional debt financing due to their non-collateralized nature and subordinated ranking. Investments in commercial mortgage-backed securities may also be junior in priority in the event of bankruptcy or similar proceedings. Investments in senior loans may be effectively subordinated if the senior loan is pledged as collateral. The ability of a holder of junior claims to proceed against a defaulting issuer is circumscribed by the terms of the particular contractual arrangement, which vary considerably from transaction to transaction.
Risk of Investing in Technology Companies.  Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources and personnel. These companies may face rapid product obsolescence as well as unexpected risks and costs related to new product introduction and technological developments, such as artificial intelligence and machine learning. Technology companies may be adversely affected by disruptions to supply chains and distribution networks as well as issues at third-party partners. They are heavily dependent on patent and other intellectual property rights, and the loss or impairment of these rights may adversely affect their profitability. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action. These companies also may be adversely affected by, among other things, actual or perceived security vulnerabilities or other defects in their products and services, which may result in lawsuits, government enforcement actions and other remediation costs.
Risk of Investing in the Utilities Sector.  The utilities sector may be adversely affected by changing commodity prices, government regulation stipulating rates charged by utilities, increased tariffs, changes in tax laws, interest rate fluctuations and changes in the cost of providing specific utility services. The utilities industry is also subject to potential terrorist attacks, natural disasters and severe weather conditions, as well as regulatory and operational burdens associated with the operation and maintenance of nuclear facilities. Government regulators monitor and control utility revenues and costs, and therefore may limit utility profits. Federal legislation may facilitate the construction of electric transmission lines not only by public utilities but also by independent transmission developers, which could increase competition in the wholesale electricity markets. In certain countries, regulatory authorities may also restrict a company’s access to new markets, thereby diminishing the company’s long-term prospects.
There are substantial differences among the regulatory practices and policies of various jurisdictions, and any regulatory agency may make major shifts in policy from time to time. There is no assurance that regulatory authorities will, in the future, grant rate increases. Additionally, existing and possible future regulatory legislation may make it even more difficult for utilities to obtain adequate relief. Certain of the issuers of securities held in the Fund's portfolio may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing policies and impose additional requirements governing the licensing, construction and operation of nuclear power plants. Prolonged changes in climate conditions can also have a significant impact on both the revenues of an electric and gas utility as well as the expenses of a utility, particularly a hydro-based electric utility.
The rates that traditional regulated utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Rate changes may occur only after a prolonged approval period or may not occur at all, which could adversely affect utility companies when costs are rising. The value of regulated utility debt
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securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. As a result, some companies may be forced to defend their core business and may be less profitable. Deregulation may also permit a utility company to expand outside of its traditional lines of business and engage in riskier ventures.
Proxy Voting Policies
The Board has delegated the voting of proxies for each Fund’s securities to BFA pursuant to (i) the Open-End Active and Fixed Income Index Fund Proxy Voting Policy (the “Active Fund Proxy Voting Policy”), with respect to certain Funds, and (ii) the Index Equity Fund Proxy Voting Policy, with respect to certain other Funds, as applicable. Please refer to the table below, which discloses the policy applicable to each Fund in this SAI. Information that does not apply to a Fund does not form a part of that Fund’s SAI and should not be relied on by investors in that Fund. Only information that is clearly identified as applicable to a Fund is considered to form a part of that Fund’s SAI.
With respect to Funds covered by the Active Fund Proxy Voting Policy, BFA has adopted the BlackRock Active Investment Stewardship - Global Engagement and Voting Guidelines (the “BAIS Guidelines”). Certain of such Funds, as listed within the Active Fund Proxy Voting Policy and as disclosed in the table below, follow supplemental guidelines within the BAIS Guidelines that are applicable to certain climate and decarbonization issues (the “BAIS Climate and Decarbonization Stewardship Guidelines”).
With respect to Funds covered by the Index Equity Fund Proxy Voting Policy, BFA has adopted the BlackRock Investment Stewardship (“BIS”) Global Benchmark Policy, comprised of the Global Principles for Benchmark Policies, regional voting guidelines, and engagement priorities, which are each available upon request. In addition, certain of such Funds, as listed within the Index Equity Fund Proxy Voting Policy and as disclosed in the table below, follow supplemental guidelines that are applicable to certain climate and decarbonization issues (the “BIS Climate and Decarbonization Stewardship Guidelines”).

Fund	Open-End Active and Fixed Income Index Fund Proxy Voting Policy	BAIS Climate and Decarbonization Stewardship Guidelines Apply	Index Equity Fund Proxy Voting Policy	BIS Climate and Decarbonization Stewardship Guidelines Apply
iShares MSCI Kokusai ETF			X
If a Fund invests in an underlying fund managed by BlackRock, the Fund will use its proxy voting policy when voting on proxies for the underlying fund while the underlying fund will use its proxy voting policy when voting proxies on investments the underlying fund holds. Therefore, the Fund may use the Active Fund Proxy Voting Policy while an underlying fund may use the Index Equity Fund Proxy Voting Policy, and the opposite is also true.
Copies of the Active Fund Proxy Voting Policy, Index Equity Fund Proxy Voting Policy, the BAIS Guidelines, the Global Principles for Benchmark Policies and the BIS Climate and Decarbonization Stewardship Guidelines are included in Appendix A of this SAI.
Information with respect to how proxies relating to each Fund’s portfolio securities, when available, were voted during the 12-month period ended June 30 is available: (i) without charge, upon request, by calling 1-800-iShares (1-800-474-2737) or through the Fund’s website at www.blackrock.com/proxyrecords; and (ii) on the SEC’s website at www.sec.gov.
Portfolio Holdings Information
On each Business Day (as defined in the Creation and Redemption of Creation Units section of this SAI), prior to the opening of regular trading on the Fund’s primary listing exchange, the Fund discloses on its website (www.iShares.com) certain information relating to the portfolio holdings that will form the basis of the Fund’s next net asset value per share calculation.
In addition, certain information may also be made available to certain parties:
•
Communications of Data Files: The Fund may make available through the facilities of the National Securities Clearing
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Corporation (“NSCC”) or through posting on the www.iShares.com, prior to the opening of trading on each business day, a list of the Fund’s holdings (generally pro-rata) that Authorized Participants could deliver to the Fund to settle purchases of the Fund (i.e., Deposit Securities) or that Authorized Participants would receive from the Fund to settle redemptions of the Fund (i.e., Fund Securities). These files are known as the Portfolio Composition File and the Fund Data File (collectively, “Files”). The Files are applicable for the next trading day and are provided to the NSCC and/or posted on www.iShares.com after the close of markets in the U.S.
•
Communications with Authorized Participants, Liquidity Providers and Certain Other Third Parties: Certain employees of BlackRock are responsible for interacting with Authorized Participants and liquidity providers with respect to discussing custom basket proposals as described in the Custom Baskets section of this SAI. As part of these discussions, these employees may discuss with an Authorized Participant or liquidity provider the securities the Fund is willing to accept for a creation, and securities that the Fund will provide on a redemption.
BlackRock employees may also discuss portfolio holdings-related information with broker/dealers, in connection with settling the Fund’s transactions, and securities lending borrowers in connection with loan transactions, each as may be necessary to conduct business in the ordinary course in a manner consistent with the disclosure in the Fund’s current registration statement.
•
Communications with Listing Exchanges: From time to time, employees of BlackRock may discuss portfolio holdings information with the applicable primary listing exchange for the Fund as needed to meet the exchange listing standards.
•
Communications with Other Portfolio Managers: Certain information may be provided to employees of BlackRock who manage funds that invest a significant percentage of their assets in shares of an underlying fund as necessary to manage the fund’s investment objective and strategy.
•
Communication of Other Information: Certain explanatory information regarding the Files is released to Authorized Participants and liquidity providers on a daily basis, but is only done so after the Files are posted to www.iShares.com.
•
Third-Party Service Providers: Certain portfolio holdings information may be disclosed to Fund Trustees and their counsel, outside counsel for the Fund, auditors and to certain third-party service providers (i.e., fund administrator, custodian, proxy voting service) for which a non-disclosure, confidentiality agreement or other obligation is in place with such service providers, as may be necessary to conduct business in the ordinary course in a manner consistent with applicable policies, agreements with the Fund, the terms of the current registration statements and federal securities laws and regulations thereunder.
•
Liquidity Metrics: “Liquidity Metrics,” which seek to ascertain the Fund’s liquidity profile under BlackRock’s global liquidity risk methodology, include but are not limited to: (a) disclosure regarding the number of days needed to liquidate a portfolio or the portfolio’s underlying investments; and (b) the percentage of the Fund’s NAV invested in a particular liquidity tier under BlackRock’s global liquidity risk methodology. The dissemination of position-level liquidity metrics data and any non-public regulatory data pursuant to the Liquidity Rule (including SEC liquidity tiering) is not permitted unless pre-approved. Disclosure of portfolio-level liquidity metrics prior to 60 calendar days after calendar quarter-end requires a non-disclosure or confidentiality agreement and approval of the Trust’s Chief Compliance Officer. Portfolio-level liquidity metrics disclosure subsequent to 60 calendar days after calendar quarter-end requires the approval of portfolio management and must be disclosed to all parties requesting the information if disclosed to any party.
The Trust’s Chief Compliance Officer or his delegate may authorize disclosure of portfolio holdings information pursuant to the above policy and procedures, subject to restrictions on selective disclosure imposed by applicable law. The Board reviews the policy and procedures for disclosure of portfolio holdings information at least annually.
Construction and Maintenance of the Underlying Index
A description of the Underlying Index is provided below.
With respect to certain underlying indexes of the iShares funds, BFA or its affiliates have held discussions with the applicable index provider regarding their business interest in licensing an index to track a particular market segment and conveyed investment concepts and strategies that could be considered for the index. The index provider designed and constituted such
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indices using concepts conveyed by BFA or its affiliates. For certain of these indices, the relevant fund may be the first or sole user of the underlying index. In its sole discretion, the index provider determines the composition of the securities and other instruments in such underlying index, the rebalance protocols of the underlying index, the weightings of the securities and other instruments in the underlying index, and any updates to the methodology. From time to time, BFA or its affiliates may also provide input relating to possible methodology changes of such underlying index pursuant to the index provider’s consultation process or pursuant to other communications with the index provider.
The MSCI Indexes
The MSCI indexes were founded in 1969 by Capital International S.A. as international performance benchmarks constructed to facilitate comparison of world markets. The MSCI single country standard equity indexes have covered the world's developed markets since 1969 and in 1987 MSCI commenced coverage of emerging markets.
Local stock exchanges traditionally calculated their own indexes, which were generally not comparable with one another due to differences in the representation of the local market, mathematical formulas, base dates and methods of adjusting for capital changes. MSCI, however, applies the same calculation methodology to all markets for all single country standard equity indexes, both developed and emerging.
MSCI Global Investable Market Indexes
MSCI's Global Investable Market Indexes (the “MSCI GIMI”) provide coverage and non-overlapping market segmentation by market capitalization size and by style. The MSCI GIMI intend to target approximately 99% coverage of the free float-adjusted market capitalization in each market of large-, mid- and small-cap securities. In each market, MSCI creates an Investable Market Index, Standard Index, Large Cap Index, Mid Cap Index and Small Cap Index. The Standard Index, Large Cap Index, Mid Cap Index and Small Cap Index are each subsets of the Investable Market Index for a market. The MSCI Global Standard Index is the aggregation of the Large Cap Index and Mid Cap Index and the MSCI GIMI is the aggregation of the MSCI Global Standard Index and MSCI Global Small Cap Index.
Selection Criteria. MSCI's index construction process involves: (i) defining the equity universe; (ii) determining the market investable equity universe for each market; (iii) determining market capitalization size segments for each market; (iv) applying final size segment investability requirements; and (v) applying index continuity rules for the MSCI Global Standard Index.
Defining the Equity Universe. MSCI begins with securities listed in countries in the MSCI GIMI. As of August 2025, 23 are classified as developed markets, 24 as emerging markets, and 28 as frontier markets. All listed equity securities and listed securities that exhibit characteristics of equity securities, except mutual funds, exchange traded funds, equity derivatives, limited partnerships and most investment trusts, are eligible for inclusion in the equity universe. REITs in some countries and certain income trusts in Canada are also eligible for inclusion. Each company and its securities (i.e., share classes) are classified in only one country.
Determining the Market Investable Equity Universe for Each Market. The equity universe in any market is derived by applying investability screens to individual companies and securities in that market. Some investability requirements are applied at the individual security level and some at the overall company level, represented by the aggregation of individual securities of the company. As a result, the inclusion or exclusion of one security does not imply the automatic inclusion or exclusion of other securities of the same company.
Determining Market Capitalization Size Segments for Each Market. In order to create size components that can be meaningfully aggregated into composites, individual market size segments balance the following two objectives:
•
Achieving global size integrity by ensuring that companies of comparable and relevant sizes are included in a given size segment across all markets in a composite index; and
•
Achieving consistent market coverage by ensuring that each market's size segment is represented in its proportional weight in the composite universe.
The Standard Indexes, Large Cap Indexes, Mid Cap Indexes, and Small Cap Indexes capture the following market capitalization size segments:
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•
MSCI Global Standard Indexes cover all investable large- and mid-cap securities by including the largest issuers comprising approximately 85% of each market’s free float-adjusted market capitalization.
•
MSCI Global Large Cap Indexes provide coverage of all investable large-cap securities by including the largest issuers comprising approximately 70% of each market’s free float-adjusted market capitalization.
•
MSCI Global Mid Cap Indexes provide coverage in each market by deriving the difference between the market coverage of the MSCI Global Standard Index and the MSCI Global Large Cap Index in that market.
•
MSCI Global Small Cap Indexes provide coverage in each market by deriving the difference between the market coverage of the Investable Market Index and the MSCI Global Standard Index in that market.
Applying Final Size Segment Investability Requirements. In order to enhance replicability of the indexes, additional size segment investability requirements are set for the MSCI GIMI and MSCI Global Standard Index. These investability requirements include minimum free float-adjusted market capitalization, minimum liquidity, minimum foreign limits and minimum length of trading.
Applying Index Continuity Rules for the Standard Index. In order to achieve index continuity as well as provide some basic level of diversification within a market index, notwithstanding the effect of other index construction rules contained herein, a minimum number of five constituents will be maintained for a developed market Standard Index and a minimum number of three constituents will be maintained for an emerging market Standard Index.
Weighting. All indexes of the MSCI GIMI are free float weighted, i.e., companies are included in the indexes at the value of their free public float (free float multiplied by security price).
Regional Weights. Market capitalization-weighting, combined with a consistent target of approximately 99% of free float-adjusted market capitalization, helps ensure that each country's weight in regional and international indexes approximates its weight in the total universe of developing and emerging markets. A market is equivalent to a single country except for developed Europe, where all markets are aggregated into a single market for index construction purposes. Individual country indexes of the European developed markets are derived from the constituents of the MSCI GIMI Europe Index.
Free Float. MSCI defines the free float of a security as the proportion of shares outstanding that are deemed to be available for purchase in the public equity markets by international investors. In practice, limitations on free float available to international investors include: (i) strategic and other shareholdings not considered part of available free float; and (ii) limits on share ownership for foreigners.
MSCI calculates the free float-adjusted market capitalization of each security in the equity index universe by (i) defining and estimating the free float available to foreign investors; (ii) assigning a free float-adjustment factor to each security; and (iii) calculating the free float-adjusted market capitalization of each security.
Under MSCI's free float-adjustment methodology, a constituent's inclusion factor is equal to its estimated free float, rounded up to the closest 5% for constituents with free float equal to or exceeding 15%. For example, a constituent security with a free float of 23.2% will be included in the index at 25% of its market capitalization. For securities with a free float of less than 15%, the estimated free float is adjusted to the nearest 1%.
Price and Exchange Rates
Prices. The prices used to calculate all MSCI indexes are the official exchange closing prices or those figures accepted as such. MSCI reserves the right to use an alternative pricing source on any given day.
Exchange Rates. MSCI uses the World Markets/Reuters Closing Spot Rates taken at 4:00 p.m. London time. In case World Markets/Reuters does not provide rates for specific markets on given days (for example, Christmas Day and New Year's Day), the previous business day's rates are normally used. MSCI independently monitors the exchange rates on all its indexes. MSCI may under exceptional circumstances elect to use alternative sources of exchange rates if the World Markets/Reuters rates are not available, or if MSCI determines that the World Markets/Reuters rates are not reflective of market circumstances for a given currency on a particular day. In such circumstances, an announcement would be sent to clients with the related information. If appropriate, MSCI may conduct a consultation with the investment community to gather feedback on the most relevant exchange rate.
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Changes to the Indexes. The MSCI GIMI are maintained with the objective of reflecting, on a timely basis, the evolution of the underlying equity markets. In maintaining the MSCI indexes, emphasis is also placed on continuity, replicability and minimizing turnover in the indexes. Maintaining the MSCI indexes involves many aspects, including: (i) additions to, and deletions from, the indexes; (ii) changes in number of shares; and (iii) changes in inclusion factors as a result of updated free float estimates.
Index maintenance can be described by three broad categories of changes:
•
Semi-Annual Index Reviews (“SAIRs”), conducted on a fixed semi-annual timetable that systematically reassess the various dimensions of the equity universe for all markets;
•
Quarterly Index Reviews (“QIRs”), aimed at promptly reflecting other significant market events; and
•
Ongoing event-related changes, such as mergers, acquisitions, spin-offs, bankruptcies, reorganizations and other similar corporate events, which generally are implemented in the indexes as they occur.
Potential changes in the status of countries (stand-alone, frontier, emerging and developed) follow their own implementation time tables. In addition, reviews of company involvement in ESG controversies, when applicable, may differ by index and severity of the ESG controversy as determined by MSCI.
MSCI conducts SAIRs generally as of the close of the last business day of May and November. During the SAIRs, MSCI updates the investable equity universe and reassesses size segmentation investability requirements. MSCI also conducts QIRs generally as of the close of the last business day of February and August. During the QIRs, MSCI reflects changes in the index that were not captured at the time of their actual occurrence, but are significant enough to be included before the next SAIR. The results of the SAIR and QIR are generally announced at least ten business days in advance of implementation.
Creation of Sector and Industry Indexes using the Global Industry Classification Standard (GICS®)
All securities in the Global Investable Equity Universe are assigned to the industry that best describes their business activities using the GICS. The GICS consists of sectors, industry groups, industries and sub-industries. Under the GICS, each company is assigned to one unique sub-industry according to its principal business activity (generally defined as the business activity that generates 60% or more of the company’s revenues). Narrower indexes may be derived based on industry classification, and may contain securities belonging to specific sectors, industry groups, industries, sub-industries or a combination thereof.
MSCI 25/50 Indexes
Each of the MSCI 25/50 Indexes (the “25/50 Indexes”) is a sub-index of either an MSCI Global Standard Index or an MSCI GIMI. Their construction reflects the diversification requirements applicable to RICs pursuant to Subchapter M of the Internal Revenue Code. MSCI uses the concept of “group entities” for the concentration limits of the capping methodologies in the 25/50 Indexes. A group entity is a group of companies that operate as an affiliated corporate group but may separately issue listed securities. To determine “group entities,” MSCI analyzes financial accounts of listed companies holding stakes of 20% or more in other listed companies to determine whether these stakes are controlling in nature. In certain cases, even in the absence of consolidated accounts, MSCI may also consider two companies as belonging to the same group entity where there is reasonable evidence of control based on other information. The 25/50 Indexes are free float-adjusted market capitalization-weighted indexes with a capping methodology applied to group entity weights so that no single group entity exceeds 25% of index weight, and all group entities with a weight above 5% do not cumulatively exceed 50% of the index weight. A buffer of 10% of the value of each of these caps is used in order to reduce the risk of noncompliance due to short term market movements between rebalances. As a result, at the point of constructing or rebalancing the 25/50 Indexes, the weight of any single group entity cannot exceed 22.5% of the index weight and all group entities with weight above 4.5% cannot exceed 45% of the index weight. A software application called the Barra Optimizer is utilized to calculate the capped index weights through an optimization function which is aimed at minimizing index turnover, tracking error and extreme deviation from the uncapped index.
MSCI Kokusai Index
Number of Components: approximately 1,139
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The MSCI Kokusai Index (also known as the MSCI World ex Japan Index) is an MSCI Global Standard Index. The Underlying Index captures large- and mid-cap representation across 22 of 23 Developed Markets countries (excluding Japan). With 1,139 constituents as of July 31, 2025, the index covers approximately 85% of the free float-adjusted market capitalization in each country.
Calculation Methodology. The Fund utilizes the Underlying Index calculated with net dividends reinvested. MSCI uses the index constituent companies’ country of incorporation to determine the relevant dividend withholding tax rates in calculating the net dividends. The regular cash dividend is reinvested after deduction of withholding tax by applying the maximum rate of the company’s country of incorporation applicable to institutional investors. Net dividends means dividends after taxes withheld at the rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Such withholding rates may differ from those applicable to U.S. residents.
Additional Information. MSCI and MSCI Kokusai Index are servicemarks of MSCI Inc. and have been licensed for use by BFA or its affiliates. The Fund is neither sponsored, endorsed, sold nor promoted by MSCI Inc., and MSCI Inc. makes no representation regarding the advisability of investing in the Fund.
Investment Policies
The Board has adopted as fundamental policies the following numbered investment policies, which cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities. A vote of a majority of the outstanding voting securities of the Fund is defined in the 1940 Act as the lesser of (i) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund. The Fund has also adopted certain non-fundamental investment policies, including its investment objective. Non-fundamental investment policies may be changed by the Board without shareholder approval. Therefore, the Fund may change its investment objective and its Underlying Index without shareholder approval.
Fundamental Investment Policies
The Fund will not:
1.
Concentrate its investments (i.e., invest 25% or more of its total assets in the securities of a particular industry or group of industries), except that the Fund will concentrate to approximately the same extent that the Underlying Index concentrates in the securities of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.
2.
Borrow money, except that (i) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities; and (ii) the Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (i) and (ii), the Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) is derived from such transactions. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law.
3.
Issue any senior security, except as permitted under the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.
4.
Make loans, except as permitted under the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.
5.
Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this restriction shall not prevent the Fund from investing in securities of companies engaged in the real estate business or securities or other instruments backed by real estate or mortgages), or commodities or commodity contracts (but this restriction shall not prevent the Fund from trading in futures contracts and options on futures contracts, including options on currencies to the extent consistent with the Fund’s investment objective and policies).
6.
Engage in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the 1933 Act, in disposing of portfolio securities.
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Non-Fundamental Investment Policies of the Fund.
Under its non-fundamental investment restrictions, which may be changed by the Board without shareholder approval, the Fund may not:
1.
Purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) of the Investment Company Act, at any time the Fund has knowledge that its shares are purchased by another investment company investor in reliance on the provisions of subparagraph (G) of Section 12(d)(1). The foregoing restriction does not restrict the Fund from acquiring the shares of registered open-end investment companies to the extent otherwise permissible under other provisions of the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.
2.
In accordance with Rule 35d-1 under the 1940 Act, under normal circumstances, invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in component securities of the Underlying Index or in Depositary Receipts representing component securities in the Underlying Index.
The Fund will notify its shareholders at least 60 days prior to any change in its restrictions described in 2 above.
Notations Regarding the Fund’s Fundamental and Non-Fundamental Investment Policies
Unless otherwise indicated, all limitations under the Fund’s fundamental or non-fundamental investment restrictions apply only at the time that a transaction is undertaken. Any change in the percentage of the Fund’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Fund’s total assets will not require the Fund to dispose of an investment.
Continuous Offering
The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.
For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares and sells such shares directly to customers or if it chooses to couple the creation of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all of the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.
Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Fund are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on the Listing Exchange generally is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is available only with respect to transactions on an exchange.
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Management
Trustees and Officers.  The Board has responsibility for the overall management and operations of the Fund, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).
The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into the BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the iShares Complex (each, a “BlackRock Fund Complex”). The Fund is included in the iShares Complex, which includes iShares Trust, iShares U.S. ETF Trust, and iShares, Inc. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the iShares Complex, which consists of 424 funds as of November 28, 2025. With the exception of Stephen Cohen, Robert S. Kapito and Aaron Wasserman, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito and Mr. Wasserman is c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The address of Mr. Cohen is c/o BlackRock, Inc., Drapers Gardens, 12 Throgmorton Avenue, London EC2N 2DL United Kingdom. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Fund's Trustees and officers may be found in this SAI, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).
Interested Trustees
Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[1] (1957)	Trustee (since 2009).
President of BlackRock, Inc. (since
2006); Vice Chairman of BlackRock,
Inc. and Head of BlackRock’s
Portfolio Management Group (since
its formation in 1998) and BlackRock,
Inc.’s predecessor entities (since
1988); Trustee, University of
Pennsylvania (since 2009); President
of Board of Directors, Hope & Heroes
Children’s Cancer Fund (since 2002).
Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).
Stephen Cohen[2] (1975)	Trustee (since 2024).
Senior Managing Director, Head of
Global Product Solutions of
BlackRock, Inc. (since 2024); Senior
Managing Director, Head of Europe,
Middle East and Africa Regions of
BlackRock, Inc. (2021-2024); Head of
iShares Index and Wealth in EMEA of
BlackRock, Inc. (2017-2021); Global
Head of Fixed Income Indexing of
BlackRock, Inc. (2016-2017); Chief
Investment Strategist for
International Fixed Income and
iShares of BlackRock, Inc. (2011-
2015).
Director of iShares, Inc. (since 2024); Trustee of iShares U.S. ETF Trust (since 2024).

1
Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
2
Stephen Cohen is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
28

Independent Trustees
Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Kerrigan (1955)	Trustee (since 2005); Independent Board Chair (since 2022).	Chief Investment Officer, Santa Clara University (2002-2025).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2022).
Jane D. Carlin (1956)	Trustee (since 2015); Securities Lending Committee Chair (since 2025).
Consultant (since 2012); Member of
the Audit Committee (2012-2018),
Chair of the Nominating and
Governance Committee (2017-2018)
and Director of PHH Corporation
(mortgage solutions) (2012-2018);
Managing Director and Global Head
of Financial Holding Company
Governance & Assurance and the
Global Head of Operational Risk
Management of Morgan Stanley
(2006-2012).

Director of iShares, Inc. (since 2015);
Trustee of iShares U.S. ETF Trust
(since 2015); Member of the Audit
Committee (since 2016), Chair of the
Audit Committee (since 2020) and
Director of The Hanover Insurance
Group, Inc. (since 2016).

Richard L. Fagnani (1954)	Trustee (since 2017); 15(c) Committee Chair (since 2025).	Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
Laura F. Fergerson (1962)	Trustee (since 2024); Audit Committee Chair (since 2025).	President, Franklin Templeton Services, LLC (2017-2024); Director of the Board of Crocker Art Museum Association (since 2019); President, Crocker Art Museum Foundation (2022-2023).	Director of iShares, Inc. (since 2024); Trustee of iShares U.S. ETF Trust (since 2024).
Cecilia H. Herbert (1949)	Trustee (since 2005).
Chair of the Finance Committee
(since 2019) and Trustee and
Member of the Finance, Audit and
Quality Committees of Stanford
Health Care (since 2016); Trustee of
WNET, New York's public media
company (since 2011) and Member
of the Audit Committee (since 2018),
Investment Committee (since 2011)
and Personnel Committee (since
2022); Member of the Wyoming
State Investment Funds Committee
(since 2022); Trustee of Forward
Funds (14 portfolios) (2009-2018);
Trustee of Salient MF Trust (4
portfolios) (2015-2018); Director of
the Jackson Hole Center for the Arts
(since 2021).
Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).
29

Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
James Lam (1961)	Trustee (since 2024); Risk Committee Chair (since 2025).
President, James Lam & Associates,
Inc. (since 2002); Director of the FAIR
Institute (since 2020); adjunct
professor at Carnegie Mellon
University (since 2018); Member,
Zicklin School of Business Dean's
Council of Baruch College (since
2017); Director and Audit Committee
Chair of RiskLens, Inc. (2018-2023);
Director, Risk Oversight Committee
Chair and Audit Committee Member
of E*TRADE Financial and E*TRADE
Bank (2012-2020).
Director of iShares, Inc. (since 2024); Trustee of iShares U.S. ETF Trust (since 2024).
Drew E. Lawton (1959)	Trustee (since 2017); Fixed Income Plus Committee Chair (since 2025).	Senior Managing Director of New York Life Insurance Company (2010- 2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017); Director of Jackson Financial Inc. (since 2021).
John E. Martinez (1961)	Trustee (since 2003); Equity Plus Committee Chair (since 2025).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).
Madhav V. Rajan (1964)	Trustee (since 2011); Nominating and Governance Committee Chair (since 2025).
Dean, and George Pratt Shultz
Professor of Accounting, University
of Chicago Booth School of Business
(since 2017); Advisory Board
Member (since 2016) and Director
(since 2020) of C.M. Capital
Corporation; Chair of the Board for
the Center for Research in Security
Prices, LLC (since 2020); Director of
WellBe Senior Medical (since 2023);
Robert K. Jaedicke Professor of
Accounting, Stanford University
Graduate School of Business (2001-
2017); Professor of Law (by
courtesy), Stanford Law School
(2005-2017); Senior Associate Dean
for Academic Affairs and Head of
MBA Program, Stanford University
Graduate School of Business (2010-
2016).
Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).
30

Officers
Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years
Jessica Tan (1980)	President (since 2024).
Managing Director of BlackRock, Inc.
(since 2015); Head of Global Product
Solutions, Americas of BlackRock,
Inc. (since 2024) and Head of
Sustainable and Transition Solutions
of BlackRock, Inc. (2022-2024);
Global Head of Corporate Strategy of
BlackRock, Inc. (2019-2022); Chief of
Staff to the CEO of BlackRock, Inc.
(2017-2019).

Trent Walker (1974)	Treasurer and Chief Financial Officer (since 2020).
Managing Director of BlackRock, Inc.
(since 2019); Chief Financial Officer
of iShares Delaware Trust Sponsor
LLC, BlackRock Funds, BlackRock
Funds II, BlackRock Funds IV,
BlackRock Funds V and BlackRock
Funds VI (since 2021).

Aaron Wasserman (1974)	Chief Compliance Officer (since 2023).
Managing Director of BlackRock, Inc.
(since 2018); Chief Compliance
Officer of the BlackRock Multi-Asset
Complex, the BlackRock Fixed-
Income Complex and the iShares
Complex (since 2023); Deputy Chief
Compliance Officer for the BlackRock
Multi-Asset Complex, the BlackRock
Fixed-Income Complex and the
iShares Complex (2014-2023).

Marisa Rolland (1980)	Secretary (since 2022).	Managing Director of BlackRock, Inc. (since 2023); Director of BlackRock, Inc. (2018-2022).
Jennifer Hsui (1976)	Executive Vice President (since 2022).	Managing Director of BlackRock, Inc. (since 2009); Co-Head of Index Equity of BlackRock, Inc. (since 2022).
James Mauro (1970)	Executive Vice President (since 2021).	Managing Director of BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco Core Portfolio Management of BlackRock, Inc. (since 2020).
Elise Terry (1977)	Executive Vice President (since 2025).
Managing Director of BlackRock, Inc.
(since 2016); Head of U.S. iShares
(since 2024); Co-Head of Distribution
for U.S. Wealth Advisory (2023-2024);
National Sales Manager, Wirehouse
Channel (2020-2023).

31

Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years
Daniel Prince (1981)	Executive Vice President (since 2025).	Managing Director of BlackRock, Inc. (since 2023); Director of BlackRock, Inc. (2015-2022); Head of U.S. iShares Product (since 2025); Head of iShares Product Consulting (2015-2025).
The Board has concluded that, based on each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees, each Trustee should serve as a Trustee of the Board. Among the attributes common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Fund's investment adviser, other service providers, counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees. A Trustee’s ability to perform his or her duties effectively may have been attained through the Trustee’s educational background or professional training; business, consulting, public service or academic positions; experience from service as a Board member of the Fund and the other funds in the Trust (and any predecessor funds), other investment funds, public companies, or non-profit entities or other organizations; and/or other life experiences. Also, set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each Trustee that led the Board to conclude that he or she should serve (or continue to serve) as a Trustee.
Robert S. Kapito has been a Trustee of the Trust since 2009. Mr. Kapito has also served as a Director of iShares, Inc. since 2009, a Trustee of iShares U.S. ETF Trust since 2011 and a Director of BlackRock, Inc. since 2006. Mr. Kapito served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2010 to 2015. In addition, he has over 20 years of experience as part of BlackRock, Inc. and BlackRock’s predecessor entities. Mr. Kapito serves as President of BlackRock, Inc., and is a member of the Global Executive Committee and Chairman of the Global Operating Committee. He is responsible for day-to-day oversight of BlackRock's key operating units, including Investment Strategies, Client Businesses, Technology & Operations, and Risk & Quantitative Analysis. Prior to assuming his current responsibilities in 2007, Mr. Kapito served as Vice Chairman of BlackRock, Inc. and Head of BlackRock's Portfolio Management Group. In that role, he was responsible for overseeing all portfolio management within BlackRock, including the Fixed Income, Equity, Liquidity, and Alternative Investment Groups. Mr. Kapito serves as a member of the Board of Trustees of the University of Pennsylvania and the Harvard Business School Board of Dean’s Advisors. He has also been President of the Board of Directors for the Hope & Heroes Children's Cancer Fund since 2002. Mr. Kapito earned a BS degree in economics from the Wharton School of the University of Pennsylvania in 1979, and an MBA degree from Harvard Business School in 1983.
Stephen Cohen has been a Trustee of the Trust since 2024. Mr. Cohen has also served as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust since 2024. Mr. Cohen has also served as a Director of BlackRock Investment Management (UK) Limited, Director of BlackRock International Limited, and Director of BlackRock Group Limited since 2021. Mr. Cohen, Senior Managing Director, is BlackRock’s Chief Product Officer and a member of the Global Executive Committee. Mr. Cohen is responsible for the business strategy, innovation and commercialization of BlackRock’s full investment product platform, aligning product strategies with client needs and market trends, and unlocking new growth opportunities across iShares, Active, and Private Markets. Before assuming his current role in January 2024, Mr. Cohen served as the Head of Europe, Middle East and Africa from 2021, leading BlackRock in the region. He was previously Head of the iShares, Index and Wealth businesses in EMEA, overseeing BlackRock's relationships with wealth management firms and platforms, the development and distribution of active and index investments, and the firm’s equity index portfolio management capability in the region. Having joined BlackRock in 2011, Mr. Cohen initially served as the Chief Investment Strategist for International Fixed Income and iShares, and then, in 2016, as Global Head of Fixed Income Indexing. Prior to BlackRock, Mr. Cohen was Global Head of Equity Linked Strategy at Nomura Holdings, Inc. Mr. Cohen’s career began at UBS in 1996 before he joined ING Barings in 2003, having served as Director, Fixed Income at each firm. Mr. Cohen earned a Bachelor of Science degree in Economics from the University of Southampton, and holds certifications as a SFA Futures and Options Representative, a SFA Securities Registered Representative, and an IFPR Material Risk Taker.
John E. Kerrigan has been a Trustee of the Trust since 2005 and Chair of the Trust's Board since 2022. Mr. Kerrigan has also served as a Director of iShares, Inc. since 2005, a Trustee of iShares U.S. ETF Trust since 2011, Chair of the Equity Plus and Nominating and Governance Committees of each Board from 2019 to 2021, and as Chair of each Board since 2022. Mr.
32

Kerrigan served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2010 to 2015. Mr. Kerrigan served as Chief Investment Officer of Santa Clara University from 2002 to 2025. Mr. Kerrigan was formerly a Managing Director at Merrill Lynch & Co., including the following responsibilities: Managing Director, Institutional Client Division, Western United States. Mr. Kerrigan has been a Director, since 1999, of The BASIC Fund (Bay Area Scholarships for Inner City Children). Mr. Kerrigan has a BA degree from Boston College and is a Chartered Financial Analyst Charterholder.
Jane D. Carlin has been a Trustee of the Trust since 2015 and Chair of the Securities Lending Committee since 2025. Ms. Carlin has also served as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust since 2015 and Chair of the Securities Lending Committee of each Board since 2025. Ms. Carlin has served as a consultant since 2012 and formerly served as Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley from 2006 to 2012. In addition, Ms. Carlin served as Managing Director and Global Head of the Bank Operational Risk Oversight Department of Credit Suisse Group from 2003 to 2006. Prior to that, Ms. Carlin served as Managing Director and Deputy General Counsel of Morgan Stanley. Ms. Carlin has over 30 years of experience in the financial sector and has served in a number of legal, regulatory, and risk management positions. Ms. Carlin has served as a member of the Audit Committee and as a Director of The Hanover Insurance Group, Inc., each since 2016, and as Chair of the Audit Committee since 2020. Ms. Carlin served as a member of the Audit Committee from 2012 to 2018, Chair of the Nominating and Governance Committee from 2017 to 2018 and as an Independent Director on the Board of PHH Corporation from 2012 to 2018. She previously served as a Director on the Boards of Astoria Financial Corporation and Astoria Bank. Ms. Carlin was appointed by the United States Treasury to the Financial Services Sector Coordinating Council for Critical Infrastructure Protection and Homeland Security, where she served as Chairperson from 2010 to 2012 and Vice Chair and Chair of the Cyber Security Committee from 2009 to 2010. Ms. Carlin has a BA degree in political science from State University of New York at Stony Brook and a JD degree from Benjamin N. Cardozo School of Law.
Richard L. Fagnani has been a Trustee of the Trust since 2017 and Chair of the 15(c) Committee since 2025. Mr. Fagnani has also served as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust since 2017 and Chair of the 15(c) Committee of each Board since 2025. Mr. Fagnani served as an Advisory Board Member of the Trust, iShares U.S. ETF Trust and iShares, Inc. from April 2017 to June 2017. Mr. Fagnani served as a Senior Audit Partner at KPMG LLP from 2002 to 2016, most recently as the U.S. asset management audit practice leader responsible for setting strategic direction and execution of the operating plan for the asset management audit practice. In addition, from 1977 to 2002, Mr. Fagnani served as an Audit Partner at Andersen LLP, where he developed and managed the asset management audit practice in the Philadelphia office. Mr. Fagnani served as a Trustee on the Board of the Walnut Street Theater in Philadelphia from 2009 to 2014 and as a member of the School of Business Advisory Board at LaSalle University from 2006 to 2014. Mr. Fagnani has also served as a Director of One Generation Away, a non-profit which works to bring healthy food directly to people in need, since 2021. Mr. Fagnani has a BS degree in Accounting from LaSalle University.
Laura F. Fergerson has been a Trustee of the Trust since 2024 and Chair of the Audit Committee of the Trust since 2025. Ms. Fergerson has also served as a Director of iShares, Inc., a Trustee of iShares U.S. ETF Trust since 2024, and Chair of the Audit Committee of each Board since 2025. From 2017 to 2024, Ms. Fergerson was the President of Franklin Templeton Services, LLC where she led the global fund administration division. Prior to that, she held various roles at Franklin Templeton since 1993, which included managing financial and regulatory reporting and global fund tax. Ms. Fergerson has been a Director, since 2019, of the Crocker Art Museum Association and was the President, from 2022 to 2023, of the Crocker Art Museum Foundation. Ms. Fergerson has a BA degree in Economics from the University of California, Berkeley and is a Certified Public Accountant (inactive) and a member of the American Institute of Certified Public Accountants.
Cecilia H. Herbert has been a Trustee of the Trust since 2005. Ms. Herbert has also served as a Director of iShares, Inc. since 2005, a Trustee of iShares U.S. ETF Trust since 2011 and Chair of the Trust's Board from 2016 to 2021. Ms. Herbert served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2010 to 2015. Previously, Ms. Herbert served as Trustee of the Montgomery Funds from 1992 to 2003, the Pacific Select Funds from 2004 to 2005, the Forward Funds from 2009 to 2018, the Salient Funds from 2015 to 2018 and the Thrivent Church Loan and Income Fund from 2019 to 2022. She has served as a member of the Finance, Audit and Quality Committees and Trustee of Stanford Health Care since 2016 and became Chair of the Finance Committee of Stanford Health Care in 2019. She has served as a Trustee of WNET, New York’s public media station, since 2011 and a Member of its Audit Committee since 2018. She was appointed to the Wyoming State Investment Funds Committee in 2022. She became a member of the Governing Council of the Independent Directors Council in 2018. She served as a Director of the Senior Center of Jackson Hole from 2020 to 2023 and of the Jackson Hole Center for the Arts since 2021. She was President of the Board of Catholic Charities CYO, the largest social services agency in the San Francisco Bay Area, from 2007 to 2011 and a member of that board from 1992 to 2013. From 1973 to 1990 she worked at J.P.
33

Morgan/Morgan Guaranty Trust doing international corporate finance and corporate lending, retiring as Managing Director and Head of the West Coast Office. Ms. Herbert has been on numerous non-profit boards, chairing investment and finance committees. She holds a double major in economics and communications from Stanford University and an MBA from Harvard Business School.
James Lam has been a Trustee of the Trust since 2024 and Chair of the Risk Committee of the Trust since 2025. Mr. Lam has also served as a Director of iShares, Inc., a Trustee of iShares U.S. ETF Trust since 2024, and Chair of the Risk Committee of each Board since 2025. Mr. Lam has over 40 years of experience in corporate governance and risk management as a board director, management consultant, and chief risk officer. He has previously served as a director on public, private, and fund boards, including leadership roles as the chair of the risk, audit, and compliance committees. From 2012 to 2020, Mr. Lam was a Director of E*TRADE Financial and E*TRADE Bank, where he served as Risk Oversight Committee Chair and Audit Committee Member. Mr. Lam has been President of James Lam & Associates, Inc., a risk management consulting firm serving global clients across all major industry sectors, since 2002. Previously, Mr. Lam served as Founder and President of ERisk, a Partner of Oliver Wyman, and the Chief Risk Officer of Fidelity Investments. Mr. Lam has served as a Director of the FAIR Institute, a not-for-profit organization dedicated to advancing the discipline of cyber risk quantification, since 2020. Mr. Lam is the author of “Enterprise Risk Management” and “Implementing Enterprise Risk Management,” leading risk management books. He holds the NACD Directorship Certification and the NACD CERT Certificate in Cyber-Risk Oversight. Mr. Lam has been an adjunct professor at Carnegie Mellon University since 2018 and a member of the Zicklin School of Business Dean's Council of Baruch College since 2017. Mr. Lam has a BBA from Baruch College and an MBA from the University of California, Los Angeles.
Drew E. Lawton has been a Trustee of the Trust since 2017 and Chair of the Fixed Income Plus Committee of the Trust since 2025. Mr. Lawton has also served as a Director of iShares, Inc., a Trustee of iShares U.S. ETF Trust, and Chair of the Fixed Income Plus Committee of each Board since 2025. Mr. Lawton also served as an Advisory Board Member of the Trust, iShares, Inc. and iShares U.S. ETF Trust from 2016 to 2017. Mr. Lawton served as Director of Principal Funds, Inc., Principal Variable Contracts Funds, Inc. and Principal Exchange-Traded Funds from March 2016 to October 2016. Mr. Lawton has also served as a member of the Compensation and Finance and Risk Committees and Director of Jackson Financial Inc. since 2021. Mr. Lawton served in various capacities at New York Life Insurance Company from 2010 to 2015, most recently as a Senior Managing Director and Chief Executive Officer of New York Life Investment Management. From 2008 to 2010, Mr. Lawton was the President of Fridson Investment Advisors, LLC. Mr. Lawton previously held multiple roles at Fidelity Investments from 1997 to 2008. Mr. Lawton has been an Adjunct Professor at the University of North Texas since 2021. Mr. Lawton has a BA degree in Administrative Science from Yale University and an MBA from University of North Texas.
John E. Martinez has been a Trustee of the Trust since 2003 and Chair of the Equity Plus Committee of the Trust since 2025. Mr. Martinez has also served as a Director of iShares, Inc. since 2003, a Trustee of iShares U.S. ETF Trust since 2011, and Chair of the Equity Plus Committee of each Board since 2025. Mr. Martinez served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2010 to 2015. Mr. Martinez is a Director of Real Estate Equity Exchange, Inc., providing governance oversight and consulting services to this privately held firm that develops products and strategies for homeowners in managing the equity in their homes. From 2017 to 2020, Mr. Martinez served as a Board member for the Cloudera Foundation. Mr. Martinez previously served as Director of Barclays Global Investors (“BGI”) UK Holdings, where he provided governance oversight representing BGI’s shareholders (Barclays PLC, BGI management shareholders) through oversight of BGI’s worldwide activities. Mr. Martinez also previously served as Co-Chief Executive Officer of the Global Index and Markets Group of BGI, Chairman of Barclays Global Investor Services and Chief Executive Officer of the Capital Markets Group of BGI. From 2003 to 2012, he was a Director and Executive Committee Member for Larkin Street Youth Services. He now serves on the Larkin Street Honorary Board. From 2012 to 2016, Mr. Martinez served as a Director for Reading Partners. Mr. Martinez has an AB degree in economics from The University of California, Berkeley and holds an MBA degree in finance and statistics from The University of Chicago Booth School of Business.
Madhav V. Rajan has been a Trustee of the Trust since 2011 and Chair of the Nominating and Governance Committee of the Trust since 2025. Mr. Rajan has also served as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust since 2011, and Chair of the Nominating and Governance Committee of each Board since 2025. Mr. Rajan served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2011 to 2015. Mr. Rajan is the Dean and George Pratt Shultz Professor of Accounting at the University of Chicago Booth School of Business and also serves as Chair of the Board for the Center for Research in Security Prices, LLC, an affiliate of the University of Chicago Booth School of Business, since 2020. He has served on the Advisory Board of C.M. Capital Corporation since 2016 and as a Director of C.M. Capital Corporation since 2020. Mr. Rajan has served as a director of WellBe Senior Medical since 2023. From 2001 to 2017, Mr. Rajan was the Robert K. Jaedicke
34

Professor of Accounting at the Stanford University Graduate School of Business. In April 2017, he received the school’s Robert T. Davis Award for Lifetime Achievement and Service. He has taught accounting for over 25 years to undergraduate, MBA and law students, as well as to senior executives. From 2010 to 2016, Mr. Rajan served as the Senior Associate Dean for Academic Affairs and head of the MBA Program at the Stanford University Graduate School of Business. Mr. Rajan served as editor of “The Accounting Review” from 2002 to 2008 and is co-author of “Cost Accounting: A Managerial Emphasis,” a leading cost accounting textbook. From 2013 to 2018, Mr. Rajan served on the Board of Directors of Cavium Inc., a semiconductor company. Mr. Rajan holds MS and PhD degrees in Accounting from Carnegie Mellon University.
Board – Leadership Structure and Oversight Responsibilities
Overall responsibility for oversight of the Fund rests with the Board. The Board has engaged BFA to manage the Fund on a day-to-day basis. The Board is responsible for overseeing BFA and other service providers in the operations of the Fund in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust’s charter. The Board is currently composed of eleven members, nine of whom are Independent Trustees. The Board currently conducts regular in person meetings four times a year. In addition, the Board frequently holds special in person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. The Independent Trustees meet regularly outside the presence of management, in executive session or with other service providers to the Trust.
The Board has appointed an Independent Trustee to serve in the role of Board Chair. The Board Chair’s role is to preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Board Chair may also perform such other functions as may be delegated by the Board from time to time. The Board has established seven standing Committees: a Nominating and Governance Committee, an Audit Committee, a 15(c) Committee, a Securities Lending Committee, a Risk Committee, an Equity Plus Committee and a Fixed Income Plus Committee to assist the Board in the oversight and direction of the business and affairs of the Fund, and from time to time the Board may establish ad hoc committees or informal working groups to review and address the policies and practices of the Fund with respect to certain specified matters. The Chair of each standing Committee is an Independent Trustee. The role of the Chair of each Committee is to preside at all meetings of the Committee and to act as a liaison with service providers, officers, attorneys and other Trustees between meetings. Each standing Committee meets regularly to conduct the oversight functions delegated to the Committee by the Board and reports its finding to the Board. The Board and each standing Committee conduct annual assessments of their oversight function and structure. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise independent judgment over management and it allocates areas of responsibility among committees of Independent Trustees and the full Board to enhance effective oversight.
Day-to-day risk management with respect to the Fund is the responsibility of BFA or other service providers (depending on the nature of the risk), subject to the supervision of BFA. The Fund is subject to a number of risks, including investment, compliance, operational, reputational, counterparty and valuation risks, among others. While there are a number of risk management functions performed by BFA and other service providers, as applicable, it is not possible to identify and eliminate all of the risks applicable to the Fund. The Trustees have an oversight role in this area, satisfying themselves that risk management processes and controls are in place and operating effectively. Risk oversight forms part of the Board’s general oversight of the Fund and is addressed as part of various Board and committee activities. In some cases, risk management issues are specifically addressed in presentations and discussions. For example, BFA has an independent dedicated Risk and Quantitative Analysis Group (“RQA”) that assists BFA in managing fiduciary and corporate risks, including investment, operational, counterparty credit and enterprise risk. Representatives of RQA meet with the Board to discuss their analysis and methodologies, as well as specific risk topics such as operational and counterparty risks relating to the Fund. The Board, directly or through a committee, also reviews reports from, among others, management and the independent registered public accounting firm for the Trust, as appropriate, regarding risks faced by the Fund and management’s risk functions. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Trust's compliance program, including assessments by independent third parties, and reports to the Board regarding compliance matters for the Trust and its principal service providers. In testing and maintaining the compliance program, the Chief Compliance Officer (and his or her delegates) assesses key compliance risks affecting the Fund, and addresses them in periodic reports to the Board. In addition, the Audit Committee meets with both the Fund's independent registered public accounting firm and BFA’s internal audit group to review risk controls in place that support the Fund as well as test results. Board oversight of risk is also performed as needed between meetings through communications between BFA and the Board. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight
35

responsibilities. From time to time, the Board may modify the manner in which it conducts risk oversight. The Board’s oversight role does not make it a guarantor of the Fund's investment performance or other activities.
Committees of the Board of Trustees.  The members of the Audit Committee are Laura F. Fergerson (Chair), Richard L. Fagnani (Co-Chair from January 1, 2025 to June 30, 2025), Cecilia H. Herbert and John E. Martinez, each of whom is an Independent Trustee. The purposes of the Audit Committee are to assist the Board (i) in its oversight of the Trust's accounting and financial reporting principles and policies and related controls and procedures maintained by or on behalf of the Trust; (ii) in its oversight of the Trust's financial statements and the independent audit thereof; (iii) in selecting, evaluating and, where deemed appropriate, replacing the independent accountants (or nominating the independent accountants to be proposed for shareholder approval in any proxy statement); (iv) in evaluating the independence of the independent accountants; (v) in complying with legal and regulatory requirements that relate to the Trust's accounting and financial reporting, internal controls, compliance controls and independent audits; and (vi) to assume such other responsibilities as may be delegated by the Board. The Audit Committee met five times during the fiscal year ended July 31, 2025.
The members of the Nominating and Governance Committee are Madhav V. Rajan (Chair), Richard L. Fagnani, Laura F. Fergerson, and Cecilia H. Herbert, each of whom is an Independent Trustee. The Nominating and Governance Committee nominates individuals for Independent Trustee membership on the Board and recommends appointments to the Advisory Board. The Nominating and Governance Committee functions include, but are not limited to, the following: (i) reviewing the qualifications of any person properly identified or nominated to serve as an Independent Trustee; (ii) recommending to the Board and current Independent Trustees the nominee(s) for appointment as an Independent Trustee by the Board and current Independent Trustees and/or for election as Independent Trustees by shareholders to fill any vacancy for a position of Independent Trustee(s) on the Board; (iii) recommending to the Board and current Independent Trustees the size and composition of the Board and Board committees and whether they comply with applicable laws and regulations; (iv) recommending a current Independent Trustee to the Board and current Independent Trustees to serve as Board Chair; (v) periodic review of the Board's retirement policy; and (vi) recommending an appropriate level of compensation for the Independent Trustees for their services as Trustees, members or chairpersons of committees of the Board, Board Chair and any other positions as the Nominating and Governance Committee considers appropriate. The Nominating and Governance Committee does not consider Board nominations recommended by shareholders (acting solely in their capacity as a shareholder and not in any other capacity). The Nominating and Governance Committee met three times during the fiscal year ended July 31, 2025.
Each Independent Trustee serves on the 15(c) Committee. The Chair of the 15(c) Committee is Richard L. Fagnani. The principal responsibilities of the 15(c) Committee are to support, oversee and organize on behalf of the Board the process for the annual review and renewal of the Trust's advisory and sub-advisory agreements. These responsibilities include: (i) meeting with BlackRock, Inc. in advance of the Board meeting at which the Trust's advisory and sub-advisory agreements are to be considered to discuss generally the process for providing requested information to the Board and the format in which information will be provided; and (ii) considering and discussing with BlackRock, Inc. such other matters and information as may be necessary and appropriate for the Board to evaluate the investment advisory and sub-advisory agreements of the Trust. The 15(c) Committee met two times during the fiscal year ended July 31, 2025.
The members of the Securities Lending Committee are Jane D. Carlin (Chair), James C. Lam, Drew E. Lawton and John E. Martinez, each of whom is an Independent Trustee. The principal responsibilities of the Securities Lending Committee are to support, oversee and organize on behalf of the Board the process for oversight of the Trust's securities lending activities. These responsibilities include: (i) requesting that certain information be provided to the Committee for its review and consideration prior to such information being provided to the Board; (ii) considering and discussing with BlackRock, Inc. such other matters and information as may be necessary and appropriate for the Board to oversee the Trust's securities lending activities and make required findings and approvals; and (iii) providing a recommendation to the Board regarding the annual approval of the Trust's Securities Lending Guidelines and the required findings with respect to, and annual approval of, the Trust's agreement with the securities lending agent. The Securities Lending Committee met six times during the fiscal year ended July 31, 2025.
The members of the Equity Plus Committee are John E. Martinez (Chair), Jane D. Carlin, Richard L. Fagnani, and Cecilia H. Herbert, each of whom is an Independent Trustee. The principal responsibilities of the Equity Plus Committee are to support, oversee and organize on behalf of the Board the process for oversight of Trust performance and related matters for equity funds. These responsibilities include: (i) reviewing quarterly reports regarding Trust performance, secondary market trading and changes in net assets to identify any matters that should be brought to the attention of the Board; and (ii) considering
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any performance or investment related matters as may be delegated to the Committee by the Board from time to time and providing a report or recommendation to the Board as appropriate. The Equity Plus Committee met four times during the fiscal year ended July 31, 2025.
The members of the Fixed Income Plus Committee are Drew E. Lawton (Chair), Laura F. Fergerson, James C. Lam and Madhav V. Rajan, each of whom is an Independent Trustee. The principal responsibilities of the Fixed Income Plus Committee are to support, oversee and organize on behalf of the Board the process for oversight of Trust performance and related matters for fixed-income or multi-asset funds. These responsibilities include: (i) reviewing quarterly reports regarding Trust performance, secondary market trading and changes in net assets to identify any matters that should be brought to the attention of the Board; and (ii) considering any performance or investment related matters as may be delegated to the Committee by the Board from time to time and providing a report or recommendation to the Board as appropriate. The Fixed Income Plus Committee met four times during the fiscal year ended July 31, 2025.
The members of the Risk Committee are James C. Lam (Chair), Jane D. Carlin (Co-Chair from January 1, 2025 to June 30, 2025), Cecilia H. Herbert, Drew E. Lawton and Madhav V. Rajan, each of whom is an Independent Trustee. The principal responsibility of the Risk Committee is to consider and organize on behalf of the Board risk related matters of the Fund so the Board may most effectively structure itself to oversee them. The Risk Committee commenced on January 1, 2016. The Risk Committee met five times during the fiscal year ended July 31, 2025.
As the Chair of the Board, John E. Kerrigan may serve as an ex-officio member of each Committee.
The following table sets forth, as of December 31, 2024, the dollar range of equity securities beneficially owned by each Trustee in the Fund and in other registered investment companies overseen by the Trustee within the same family of investment companies as the Trust. If a fund is not listed below, the Trustee did not own any securities in that fund as of the date indicated above:
Name	Fund	Dollar Range of Equity Securities in Named Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Robert S. Kapito	None	None	None

Stephen Cohen[1]	None	None	None

John E. Kerrigan	iShares Core MSCI Emerging Markets ETF	$1-$10,000	Over $100,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares ESG Advanced MSCI EAFE ETF	$1-$10,000
	iShares ESG Advanced MSCI USA ETF	$10,001-$50,000
	iShares ESG Aware MSCI EAFE ETF	$10,001-$50,000
	iShares ESG Aware MSCI EM ETF	$1-$10,000
	iShares ESG Aware MSCI USA ETF	$10,001-$50,000
	iShares ESG Aware MSCI USA Small-Cap ETF	$10,001-$50,000
	iShares ESG MSCI KLD 400 ETF	$10,001-$50,000
	iShares Future Exponential Technologies ETF	Over $100,000
	iShares Genomics Immunology and Healthcare ETF	$50,001-$100,000
	iShares Global Clean Energy ETF	Over $100,000
	iShares Global Infrastructure ETF	Over $100,000
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Name	Fund	Dollar Range of Equity Securities in Named Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
	iShares MSCI ACWI ex U.S. ETF	Over $100,000
	iShares MSCI EAFE Growth ETF	$10,001-$50,000
	iShares MSCI EAFE Value ETF	$10,001-$50,000
	iShares MSCI Emerging Markets ex China ETF	$10,001-$50,000
	iShares MSCI USA Equal Weighted ETF	Over $100,000
	iShares ESG Optimized MSCI USA ETF	$10,001-$50,000
	iShares MSCI USA Quality Factor ETF	$10,001-$50,000
	iShares S&P 500 Growth ETF	$50,001-$100,000
	iShares S&P 500 Value ETF	$10,001-$50,000
	iShares U.S. Infrastructure ETF	$1-$10,000
	iShares U.S. Technology ETF	$10,001-$50,000

Jane D. Carlin	iShares Core MSCI EAFE ETF	$50,001-$100,000	Over $100,000
	iShares Core MSCI Emerging Markets ETF	$10,001-$50,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P Mid-Cap ETF	$10,001-$50,000
	iShares Core S&P Small-Cap ETF	Over $100,000
	iShares Global Clean Energy ETF	$1-$10,000
	iShares MSCI ACWI ex U.S. ETF	$50,001-$100,000
	iShares MSCI Global Select Metals and Mining Producers	$10,001-$50,000
	iShares Select Dividend ETF	$50,001-$100,000
	iShares Short Treasury Bond ETF	$10,001-$50,000

Richard L. Fagnani	iShares Core Dividend Growth ETF	Over $100,000	Over $100,000
	iShares Core MSCI EAFE ETF	$50,001-$100,000
	iShares Core MSCI Europe ETF	$50,001-$100,000
	iShares Core MSCI International Developed Markets ETF	Over $100,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P Small-Cap ETF	Over $100,000
	iShares Core S&P Total U.S. Stock Market ETF	Over $100,000
	iShares Core S&P U.S. Growth ETF	Over $100,000
	iShares International Dividend Growth ETF	$50,001-$100,000
	iShares Morningstar Growth ETF	Over $100,000
	iShares Morningstar Mid-Cap ETF	Over $100,000
	iShares Morningstar Mid-Cap Value ETF	$10,001-$50,000
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Name	Fund	Dollar Range of Equity Securities in Named Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
	iShares MSCI Intl Momentum Factor ETF	Over $100,000
	iShares MSCI Intl Value Factor ETF	$50,001-$100,000
	iShares U.S. Real Estate ETF	$10,001-$50,000

Laura F. Fergerson[2]	iShares Core S&P Small-Cap ETF	$50,001-$100,000	Over $100,000
	iShares Preferred and Income Securities ETF	Over $100,000
	iShares Russell 1000 Growth ETF	$50,001-$100,000
	iShares Russell 2000 Growth ETF	$50,001-$100,000

Cecilia H. Herbert	iShares 1-5 Year Investment Grade Corporate Bond ETF	$10,001-$50,000	Over $100,000
	iShares Core Dividend Growth ETF	Over $100,000
	iShares Core MSCI Total International Stock ETF	$10,001-$50,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P U.S. Growth ETF	Over $100,000
	iShares Core S&P U.S. Value ETF	Over $100,000
	iShares MSCI USA Value Factor ETF	Over $100,000

James Lam[2]	iShares 7-10 Year Treasury Bond ETF	Over $100,000	Over $100,000
	iShares 10-20 Year Treasury Bond ETF	$50,001-$100,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P Mid-Cap ETF	Over $100,000
	iShares Dow Jones U.S. ETF	Over $100,000
	iShares Global Infrastructure ETF	$50,001-$100,000
	iShares Russell 2000 Growth ETF	Over $100,000
	iShares Russell 2000 Value ETF	Over $100,000
	iShares S&P 500 Growth ETF	Over $100,000
	iShares S&P 500 Value ETF	Over $100,000
	iShares Semiconductor ETF	$50,001-$100,000
	iShares TIPS Bond ETF	Over $100,000

Drew E. Lawton	iShares 1-3 Year Treasury Bond ETF	Over $100,000	Over $100,000
	iShares 20+ Year Treasury Bond BuyWrite Strategy ETF	$50,001-$100,000
	iShares Biotechnology ETF	$50,001-$100,000
	iShares Core Dividend Growth ETF	Over $100,000
	iShares Core MSCI Total International Stock ETF	$10,001-$50,000
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Name	Fund	Dollar Range of Equity Securities in Named Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
	iShares Core S&P Total U.S. Stock Market ETF	Over $100,000
	iShares Core US Aggregate Bond ETF	$50,001-$100,000
	iShares Expanded Tech Sector ETF	$50,001-$100,000
	iShares Future Exponential Technologies ETF	Over $100,000
	iShares Global Financials ETF	$10,001-$50,000
	iShares MSCI Japan ETF	$50,001-$100,000
	iShares U.S. Financial Services ETF	$10,001-$50,000
	iShares U.S. Financials ETF	$10,001-$50,000
	iShares U.S. Healthcare ETF	Over $100,000

John E. Martinez	iShares Core MSCI International Developed Markets ETF	$10,001-$50,000	Over $100,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P Small-Cap ETF	Over $100,000
	iShares Global Consumer Staples ETF	$50,001-$100,000
	iShares Large Cap Max Buffer Sep ETF	Over $100,000
	iShares Russell 1000 ETF	Over $100,000
	iShares Russell 2000 ETF	Over $100,000

Madhav V. Rajan	iShares Core MSCI International Developed Markets ETF	Over $100,000	Over $100,000
	iShares Core S&P 500 ETF	Over $100,000

1
Appointed to serve as an Interested Trustee effective March 5, 2024.
2
Appointed to serve as an Independent Trustee effective April 8, 2024.
As of December 31, 2024, none of the Independent Trustees or their immediate family members owned beneficially or of record any securities of BFA (the Fund's investment adviser), the Distributor or any person controlling, controlled by or under common control with BFA or the Distributor.
Remuneration of Trustees and Advisory Board Members.  Effective January 1, 2025, each current Independent Trustee is paid an annual retainer of $475,000 for his or her services as a Board member to the BlackRock-advised Funds in the iShares Complex, together with out-of-pocket expenses in accordance with the Board’s policy on travel and other business expenses relating to attendance at meetings. The annual retainer for services as an Advisory Board Member is the same as the annual retainer for services as a Board member. The Independent Chair of the Board is paid an additional annual retainer of $125,000. The Chair of each of the Audit Committee, Risk Committee, Equity Plus Committee, Fixed Income Plus Committee, Securities Lending Committee, Nominating and Governance Committee and 15(c) Committee is paid an additional annual retainer of $50,000. The Co-Chair of each of the Audit Committee and Risk Committee was paid an additional retainer of $25,000. Prior to January 1, 2025, each Independent Trustee that served as a director of subsidiaries of the iShares Complex was paid an additional annual retainer of $10,000.
The table below sets forth the compensation paid to each Independent Trustee for services to the Funds and the aggregate compensation paid to them for services to the iShares Complex. Because BFA has agreed in the Investment Advisory
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Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation from its management fees. Compensation from the iShares Complex is not paid to Interested Trustees.
Trustee	Aggregate Compensation for the Funds in this SAI[1]	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Benefits Upon Retirement	Aggregate Compensation for the iShares Complex[2]
Interested Trustees:

Robert S. Kapito	None	Not Applicable	Not Applicable	None
Stephen Cohen[3]	None	Not Applicable	Not Applicable	None

Independent Trustees:

Jane D. Carlin	$1,210	Not Applicable	Not Applicable	$505,000
Richard L. Fagnani	1,199	Not Applicable	Not Applicable	515,000
Laura F. Fergerson[4]	1,050	Not Applicable	Not Applicable	341,250
Cecilia H. Herbert	1,161	Not Applicable	Not Applicable	525,000
John E. Kerrigan	1,386	Not Applicable	Not Applicable	580,000
James Lam[4]	1,050	Not Applicable	Not Applicable	341,250
Drew E. Lawton	1,219	Not Applicable	Not Applicable	500,000
John E. Martinez	1,195	Not Applicable	Not Applicable	490,000
Madhav V. Rajan	1,195	Not Applicable	Not Applicable	490,000

1
Calculated by multiplying the “Aggregate Compensation for the iShares Complex” by the number of Funds in this SAI compared to the number of funds in the iShares Complex as of the fiscal year end.
2
Includes compensation for services to iShares, Inc., iShares Trust, and iShares U.S. ETF Trust for the most recent calendar year end.
3
Appointed to serve as an Interested Trustee effective March 5, 2024.
4
Appointed to serve as an Independent Trustee effective April 8, 2024.
Control Persons and Principal Holders of Securities.
The Trustees and officers of the Trust collectively owned less than 1% of the Fund's outstanding shares as of October 31, 2025.
Although the Trust does not have information concerning the beneficial ownership of shares held in the names of Depository Trust Company (“DTC”) participants (as defined below), as of October 31, 2025, the name and percentage ownership of each DTC participant that owned of record 5% or more of the outstanding shares of the Fund were as follows:

Name and Address	Percentage of Ownership
JPMorgan Chase Bank, National Association 1111 Polaris Parkway Columbus, OH 43240	27.34%
Interactive Brokers Retail Equity Clearing 8 Greenwich Office Park Greenwich, CT 06831	21.30%
Citibank, N.A. 3800 CitiBank Center Tampa Building B/1st Floor Zone 8 Tampa, FL 33610-9122	14.94%
TradeStation Securities, Inc. 8050 SW 10th Street Plantation, FL 33324	8.04%
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Name and Address	Percentage of Ownership
The Bank of New York Mellon 111 Sanders Creek Parkway 2nd Floor East Syracuse, NY 13057	5.23%
Conflicts of Interest.  Certain activities of BlackRock, Inc., BlackRock Advisors, LLC, BlackRock Fund Advisors and the other subsidiaries of BlackRock, Inc. (collectively referred to in this section as “BlackRock”) and their respective directors, officers or employees, with respect to the Funds and/or other accounts managed by BlackRock, may give rise to actual or perceived conflicts of interest such as those described below.
BlackRock is one of the world’s largest asset management firms. BlackRock, its subsidiaries and their respective directors, officers and employees, including the business units or entities and personnel who may be involved in the investment activities and business operations of a Fund, are engaged worldwide in businesses, including managing equities, fixed income securities, cash and alternative investments, and other financial services, and have interests other than that of managing the Funds. These are considerations of which investors in a Fund should be aware, and which may cause conflicts of interest that could disadvantage a Fund and its shareholders. These businesses and interests include potential multiple advisory, transactional, financial and other relationships with, or interests in companies and interests in securities or other instruments that may be purchased or sold by a Fund.
BlackRock has proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of a Fund and/or that engage in transactions in the same types of securities, currencies and instruments as the Fund. BlackRock is also a major participant in the global currency, equities, swap and fixed income markets, in each case, for the accounts of clients and, in some cases, on a proprietary basis. As such, BlackRock is or may be actively engaged in transactions in the same securities, currencies, and instruments in which a Fund invests.
Such activities could affect the prices and availability of the securities, currencies, and instruments in which a Fund invests, which could have an adverse impact on a Fund’s performance. Such transactions, particularly in respect of most proprietary accounts or client accounts, will be executed independently of a Fund’s transactions and thus at prices or rates that may be more or less favorable than those obtained by the Fund. In addition, the portfolio holdings of certain BlackRock-advised investment vehicles managed in an identical or substantially similar manner as certain Funds are made publicly available on a more timely basis than the applicable Fund. In some cases, such portfolio holdings are made publicly available on a daily basis. While not expected, it is possible that a recipient of portfolio holdings information for such an investment vehicle could cause harm to a Fund that is managed in an identical or substantially similar manner, including by trading ahead of or against such Fund based on the information received.
When BlackRock seeks to purchase or sell the same assets for client accounts, including a Fund, the assets actually purchased or sold may be allocated among the accounts on a basis determined in its good faith discretion to be equitable. In some cases, this system may adversely affect the size or price of the assets purchased or sold for a Fund. In addition, transactions in investments by one or more other accounts managed by BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of a Fund, particularly, but not limited to, with respect to small capitalization, emerging market or less liquid strategies. This may occur with respect to BlackRock-advised accounts when investment decisions regarding a Fund are based on research or other information that is also used to support decisions for other accounts. When BlackRock implements a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for a Fund, market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Fund could otherwise be disadvantaged. BlackRock may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences, which may cause a Fund to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so.
Conflicts may also arise because portfolio decisions regarding a Fund may benefit other accounts managed by BlackRock. For example, the sale of a long position or establishment of a short position by a Fund may impair the price of the same security sold short by (and therefore benefit) BlackRock or its other accounts or funds, and the purchase of a security or covering of a
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short position in a security by a Fund may increase the price of the same security held by (and therefore benefit) BlackRock or its other accounts or funds.
BlackRock, on behalf of other client accounts, on the one hand, and a Fund, on the other hand, may invest in or extend credit to different parts of the capital structure of a single issuer. BlackRock may pursue rights, provide advice or engage in other activities, or refrain from pursuing rights, providing advice or engaging in other activities, on behalf of other clients with respect to an issuer in which a Fund has invested, and such actions (or refraining from action) may have a material adverse effect on the Fund. In situations in which clients of BlackRock (including the Funds) hold positions in multiple parts of the capital structure of an issuer, BlackRock may not pursue certain actions or remedies that may be available to a Fund, as a result of legal and regulatory requirements or otherwise. BlackRock addresses these and other potential conflicts of interest based on the facts and circumstances of particular situations. For example, BlackRock may determine to rely on information barriers between different business units or portfolio management teams. BlackRock may also determine to rely on the actions of similarly situated holders of loans or securities rather than, or in connection with, taking such actions itself on behalf of the Funds.
In addition, to the extent permitted by applicable law, certain Funds may invest their assets in other funds advised by BlackRock, including funds that are managed by one or more of the same portfolio managers, which could result in conflicts of interest relating to asset allocation, timing of Fund purchases and redemptions or sales, and increased remuneration and profitability for BlackRock and/or its personnel, including portfolio managers.
In certain circumstances, BlackRock, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BlackRock. BlackRock may (but is not required to) effect purchases and sales between BlackRock clients (“cross trades”), including the Funds, if BlackRock believes such transactions are appropriate based on each party’s investment objectives and guidelines, subject to applicable law and regulation. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit BlackRock’s decision to engage in these transactions for the Funds. BlackRock may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.
BlackRock and its clients may pursue or enforce rights with respect to an issuer in which a Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of the Fund’s investments may be negatively impacted by the activities of BlackRock or its clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.
The results of a Fund’s investment activities may differ significantly from the results achieved by BlackRock for its proprietary accounts or other accounts (including investment companies or collective investment vehicles) that it manages or advises. It is possible that one or more accounts managed or advised by BlackRock and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which one or more proprietary or other accounts managed or advised by BlackRock achieve significant profits. The opposite result is also possible.
From time to time, a Fund may be restricted from purchasing or selling securities, or from engaging in other investment activities because of regulatory, legal or contractual requirements applicable to BlackRock or other accounts managed or advised by BlackRock, and/or the internal policies of BlackRock designed to comply with such requirements. As a result, there may be periods, for example, when BlackRock will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which BlackRock is performing services or when position limits have been reached. For example, the investment activities of BlackRock for its proprietary accounts and accounts under its management may limit the investment opportunities for a Fund in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.
In connection with its management of a Fund, BlackRock may have access to certain fundamental analysis and proprietary technical models developed by BlackRock. BlackRock will not be under any obligation, however, to effect transactions on behalf of a Fund in accordance with such analysis and models. In addition, BlackRock will not have any obligation to make available any information regarding its proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of a Fund and it is not anticipated that BlackRock will have access to such information for the purpose of managing the Fund. The proprietary activities or portfolio strategies of BlackRock, or the activities or strategies used for accounts managed by BlackRock or other client accounts could conflict with the transactions and strategies employed by BlackRock in managing a Fund.
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The Funds may be included in investment models developed by BlackRock for use by clients and financial advisors. To the extent clients invest in these investment models and increase the assets under management of the Funds, the investment management fee amounts paid by the Funds to BlackRock may also increase. The net asset value and liquidity of a Fund may be impacted by purchases and sales of the Fund by model-driven investment portfolios, as well as by BlackRock itself and by its advisory clients. In addition, certain principals and certain employees of a Fund’s investment adviser are also principals or employees of other business units or entities within BlackRock. As a result, these principals and employees may have obligations to such other business units or entities or their clients and such obligations to other business units or entities or their clients may be a consideration of which investors in a Fund should be aware.
BlackRock may enter into transactions and invest in securities, instruments and currencies on behalf of a Fund in which clients of BlackRock, or, to the extent permitted by the SEC and applicable law, BlackRock, serves as the counterparty, principal or issuer. In such cases, such party’s interests in the transaction will be adverse to the interests of the Fund, and such party may have no incentive to assure that the Fund obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by a Fund may enhance the profitability of BlackRock.
BlackRock may also create, write or issue derivatives for clients, the underlying securities, currencies or instruments of which may be those in which a Fund invests or which may be based on the performance of the Fund. Additionally, an affiliate of BlackRock will create, write or issue options, which may be based on the performance of certain Funds. BlackRock has entered into an arrangement with Markit Indices Limited, the index provider for underlying fixed-income indexes used by certain iShares ETFs, related to derivative fixed-income products that are based on such iShares ETFs. Trading activity in these derivative products could also potentially lead to greater liquidity for such products, increased purchase activity with respect to these iShares ETFs and increased assets under management for BlackRock. A Fund may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by BlackRock and may also enter into transactions with other clients of BlackRock where such other clients have interests adverse to those of the Fund. At times, these activities may cause business units or entities within BlackRock to give advice to clients that may cause these clients to take actions adverse to the interests of the Fund. To the extent such transactions are permitted, a Fund will deal with BlackRock on an arms-length basis.
To the extent authorized by applicable law, BlackRock may act as broker, dealer, agent, lender or adviser or in other commercial capacities for a Fund. It is anticipated that the commissions, mark-ups, markdowns, financial advisory fees, underwriting and placement fees, sales fees, financing and commitment fees, brokerage fees, other fees, compensation or profits, rates, terms and conditions charged by BlackRock will be in its view commercially reasonable, although BlackRock, including its sales personnel, will have an interest in obtaining fees and other amounts that are favorable to BlackRock and such sales personnel, which may have an adverse effect on the Funds. Index based funds may use an index provider that is affiliated with another service provider of the Fund or BlackRock that acts as a broker, dealer, agent, lender or in other commercial capacities for a Fund or BlackRock.
Subject to applicable law, BlackRock (and its personnel and other distributors) will be entitled to retain fees and other amounts that they receive in connection with their service to the Funds as broker, dealer, agent, lender, adviser or in other commercial capacities. No accounting to the Funds or their shareholders will be required, and no fees or other compensation payable by the Funds or their shareholders will be reduced by reason of receipt by BlackRock of any such fees or other amounts.
When BlackRock acts as broker, dealer, agent, adviser or in other commercial capacities in relation to the Funds, BlackRock may take commercial steps in its own interests, which may have an adverse effect on the Funds. A Fund will be required to establish business relationships with its counterparties based on the Fund’s own credit standing. BlackRock will not have any obligation to allow its credit to be used in connection with a Fund’s establishment of its business relationships, nor is it expected that the Fund’s counterparties will rely on the credit of BlackRock in evaluating the Fund’s creditworthiness.
BTC, an affiliate of BlackRock, pursuant to SEC exemptive relief, acts as securities lending agent to, and receives a share of securities lending revenues from, the Funds. BlackRock will also receive compensation for managing the reinvestment of the cash collateral from securities lending. There are potential conflicts of interests in managing a securities lending program, including but not limited to: (i) BlackRock as securities lending agent may have an incentive to, among other things, increase or decrease the amount of securities on loan or to lend particular securities in order to generate additional risk-adjusted revenue for BlackRock and its affiliates; and (ii) BlackRock as securities lending agent may have an incentive to allocate loans
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to clients that would provide more revenue to BlackRock. As described further below, BlackRock seeks to mitigate this conflict by providing its securities lending clients with equal lending opportunities over time in order to approximate pro rata allocation.
As part of its securities lending program, BlackRock indemnifies the Funds and certain other clients and/ or funds against a shortfall in collateral in the event of borrower default. On a regular basis, BlackRock calculates the potential dollar exposure of collateral shortfall resulting from a borrower default (“shortfall risk”) in the securities lending program. BlackRock establishes program-wide borrower limits (“credit limits”) to actively manage borrower-specific credit exposure. BlackRock oversees the risk model that calculates projected collateral shortfall values using loan-level factors such as loan and collateral type and market value as well as specific borrower credit characteristics. When necessary, BlackRock may adjust securities lending program attributes by restricting eligible collateral or reducing borrower credit limits. As a result, the management of program-wide exposure as well as BlackRock-specific indemnification exposure may affect the amount of securities lending activity BlackRock may conduct at any given point in time by reducing the volume of lending opportunities for certain loans (including by asset type, collateral type and/or revenue profile).
BlackRock may decline to make a securities loan on behalf of a Fund, discontinue lending on behalf of a Fund or terminate a securities loan on behalf of a Fund for any reason, including but not limited to regulatory requirements and/or market rules, liquidity considerations, or credit considerations, which may impact Funds by reducing or eliminating the volume of lending opportunities for certain types of loans, loans in particular markets, loans of particular securities or types of securities, or for loans overall. In addition, some borrowers may prefer certain BlackRock lenders that provide additional protections against lender default that are favored by their prudential regulation.
BlackRock uses a predetermined systematic process in order to approximate pro rata allocation over time. In order to allocate a loan to a portfolio: (i) BlackRock as a whole must have sufficient lending capacity pursuant to the various program limits (i.e., indemnification exposure limit and borrower credit limits); (ii) the lending portfolio must hold the asset at the time a loan opportunity arrives; and (iii) the lending portfolio must also have enough inventory, either on its own or when aggregated with other portfolios into one single market delivery, to satisfy the loan request. In doing so, BlackRock seeks to provide equal lending opportunities for all portfolios, independent of whether BlackRock indemnifies the portfolio. Equal opportunities for lending portfolios does not guarantee equal outcomes. Specifically, short and long-term outcomes for individual clients may vary due to asset mix, asset/liability spreads on different securities, and the overall limits imposed by the firm.
Purchases and sales of securities and other assets for a Fund may be bunched or aggregated with orders for other BlackRock client accounts, including with accounts that pay different transaction costs solely due to the fact that they have different research payment arrangements. BlackRock, however, is not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that bunching or aggregating is not practicable or required, or in cases involving client direction.
Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.
BlackRock does not currently enter into arrangements to use the Fund’s assets for, or participate in, soft dollars, although BlackRock may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that BlackRock receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by BlackRock.
Subject to applicable law, BlackRock may select brokers that furnish BlackRock, the Funds, other BlackRock client accounts or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in BlackRock’s view, appropriate assistance to BlackRock in the investment decision-making process (including with respect to futures, fixed-price offerings and OTC transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; research-oriented software and other services and products.
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Research or other services obtained in this manner may be used in servicing any or all of the Funds and other BlackRock client accounts, including in connection with BlackRock client accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other BlackRock client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other BlackRock client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BlackRock client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Funds and to such other BlackRock client accounts. To the extent that BlackRock uses soft dollars, it will not have to pay for those products and services itself.
BlackRock, unless prohibited by applicable law, may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BlackRock believes are useful in its investment decision-making process. BlackRock may from time to time choose not to engage in the above described arrangements to varying degrees. BlackRock, unless prohibited by applicable law, may also enter into commission sharing arrangements under which BlackRock may execute transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BlackRock. To the extent that BlackRock engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.
BlackRock may utilize certain electronic crossing networks (“ECNs”) (including, without limitation, ECNs in which BlackRock has an investment or other interest, to the extent permitted by applicable law) in executing client securities transactions for certain types of securities. These ECNs may charge fees for their services, including access fees and transaction fees. The transaction fees, which are similar to commissions or markups/markdowns, will generally be charged to clients and, like commissions and markups/markdowns, would generally be included in the cost of the securities purchased. Access fees may be paid by BlackRock even though incurred in connection with executing transactions on behalf of clients, including the Funds. In certain circumstances, ECNs may offer volume discounts that will reduce the access fees typically paid by BlackRock. BlackRock will only utilize ECNs consistent with its obligation to seek to obtain best execution in client transactions.
BlackRock owns a minority interest in, and is a member of, Members Exchange (“MEMX”), a newly created U.S. stock exchange. Transactions for a Fund may be executed on MEMX if third party brokers select MEMX as the appropriate venue for execution of orders placed by BlackRock traders on behalf of client portfolios. In addition, transactions in ETF shares may be executed on MEMX if third party brokers select MEMX as the appropriate venue for the execution of such orders.
BlackRock has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Funds, and to help ensure that such decisions are made in accordance with BlackRock’s fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of BlackRock may have the effect of favoring the interests of other clients or businesses of other divisions or units of BlackRock, provided that BlackRock believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see “Proxy Voting Policies.”
It is also possible that, from time to time, BlackRock and /or its advisory clients (including other funds and separately managed accounts) may, subject to compliance with applicable law, purchase and hold shares of a Fund. Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio.
BlackRock reserves the right, subject to compliance with applicable law, to sell into the market or redeem in Creation Units through an Authorized Participant at any time some or all of the shares of the Fund acquired for its own accounts or the account of a BlackRock advisory client. A large sale or redemption of shares of the Fund by BlackRock itself or a BlackRock advisory client could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s liquidity, investment flexibility, portfolio diversification, expense ratio or ability to comply with the listing requirements for the Fund.
It is possible that a Fund may invest in securities of, or engage in transactions with, companies in which BlackRock has significant debt or equity investments or other interests. A Fund may also invest in issuances (such as structured notes) by entities for which BlackRock provides and is compensated for cash management services relating to the proceeds from the
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sale of such issuances. In making investment decisions for a Fund, BlackRock is not permitted to obtain or use material non-public information acquired by any unit of BlackRock, in the course of these activities. In addition, from time to time, the activities of BlackRock may limit a Fund’s flexibility in purchases and sales of securities. As indicated below, BlackRock may engage in transactions with companies in which BlackRock-advised funds or other clients of BlackRock have an investment.
BlackRock and its personnel and other financial service providers may have interests in promoting sales of the Funds. With respect to BlackRock and its personnel, the remuneration and profitability relating to services to and sales of the Funds or other products may be greater than remuneration and profitability relating to services to and sales of certain funds or other products that might be provided or offered. BlackRock and its sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the Funds or their shareholders. BlackRock and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher than for other products or services, and the remuneration and profitability to BlackRock and such personnel resulting from transactions on behalf of or management of the Funds may be greater than the remuneration and profitability resulting from other funds or products.
Third parties, including service providers to BlackRock or the Fund, may sponsor events (including, but not limited to, marketing and promotional activities and presentations, educational training programs and conferences) for registered representatives, other professionals and individual investors. There is a potential conflict of interest as such sponsorships may defray the costs of such activities to BlackRock, and may provide an incentive to BlackRock to retain such third parties to provide services to the Fund.
BlackRock may provide valuation assistance to certain clients with respect to certain securities or other investments and the valuation recommendations made for such clients’ accounts may differ from the valuations for the same securities or investments assigned by a Fund’s pricing vendors, especially if such valuations are based on broker-dealer quotes or other data sources unavailable to the Fund’s pricing vendors. While BlackRock will generally communicate its valuation information or determinations to a Fund’s pricing vendors and/or fund accountants, there may be instances where the Fund’s pricing vendors or fund accountants assign a different valuation to a security or other investment than the valuation for such security or investment determined or recommended by BlackRock.
As disclosed in more detail in “Determination of Net Asset Value” in this SAI, when market quotations are not readily available or are believed by BlackRock to be unreliable, a Fund’s investments are valued at fair value by BlackRock. BlackRock has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act and acts through BlackRock’s Rule 2a-5 Committee (the “2a-5 Committee”), with assistance from other BlackRock pricing committees and in accordance with BlackRock’s policies and procedures (the “Valuation Procedures”). When determining a “fair value price,” the 2a-5 Committee seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset or liability in an arm’s-length transaction. The price generally may not be determined based on what a Fund might reasonably expect to receive for selling an asset or liability at a later time or if it holds the asset or liability to maturity. While fair value determinations will be based upon all available factors that BlackRock deems relevant at the time of the determination, and may be based on analytical values determined by BlackRock using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of an asset or liability. The fair value of one or more assets or liabilities may not, in retrospect, be the price at which those assets or liabilities could have been sold during the period in which the particular fair values were used in determining a Fund’s NAV. As a result, a Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued by the 2a-5 Committee at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders and may affect the amount of revenue received by BlackRock with respect to services for which it receives an asset-based fee.
To the extent permitted by applicable law, a Fund may invest all or some of its short term cash investments in any money market fund or similarly-managed private fund advised or managed by BlackRock. In connection with any such investments, a Fund, to the extent permitted by the Investment Company Act, may pay its share of expenses of a money market fund or other similarly managed private fund in which it invests, which may result in a Fund bearing some additional expenses.
BlackRock and its directors, officers and employees, may buy and sell securities or other investments for their own accounts and may have conflicts of interest with respect to investments made on behalf of a Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers and employees of BlackRock that are the same, different from or made at different times than positions taken for the Fund. To lessen the possibility that a Fund will be adversely affected by this personal trading, the Fund, BRIL and BlackRock each have adopted a Code of Ethics in compliance
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with Section 17(j) of the Investment Company Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Fund’s portfolio transactions. Each Code of Ethics is also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov.
BlackRock will not purchase securities or other property from, or sell securities or other property to, a Fund, except that the Fund may in accordance with rules or guidance adopted under the Investment Company Act engage in transactions with another Fund or accounts that are affiliated with the Fund as a result of common officers, directors, or investment advisers or pursuant to exemptive orders granted to the Funds and/or BlackRock by the SEC. These transactions would be effected in circumstances in which BlackRock determined that it would be appropriate for the Fund to purchase and another client of BlackRock to sell, or the Fund to sell and another client of BlackRock to purchase, the same security or instrument on the same day. From time to time, the activities of a Fund may be restricted because of regulatory requirements applicable to BlackRock and/or BlackRock’s internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by BlackRock would not be subject to some of those considerations. There may be periods when BlackRock may not initiate or recommend certain types of transactions, or may otherwise restrict or limit its advice in certain securities or instruments issued by or related to companies for which BlackRock is performing advisory or other services or has proprietary positions. For example, when BlackRock is engaged to provide advisory or risk management services for a company, BlackRock may be prohibited from or limited in purchasing or selling securities of that company on behalf of a Fund, particularly where such services result in BlackRock obtaining material non-public information about the company (e.g., in connection with participation in a creditors’ committee). Similar situations could arise if personnel of BlackRock serve as directors of companies the securities of which the Funds wish to purchase or sell. However, if permitted by applicable law, and where consistent with BlackRock’s policies and procedures (including the necessary implementation of appropriate information barriers), the Funds may purchase securities or instruments that are issued by such companies, are the subject of an advisory or risk management assignment by BlackRock, or where personnel of BlackRock are directors or officers of the issuer.
BlackRock has adopted and implemented policies and procedures that are designed to address potential conflicts that arise in connection with the advisory services BlackRock provides to Funds and other clients. Certain BlackRock advisory personnel may take views, and make decisions or recommendations, that are different than or opposite those of other BlackRock advisory personnel. Certain portfolio management teams within BlackRock may make decisions or take (or refrain from taking) actions with respect to clients they advise in a manner different than or adverse to the decisions made or the actions taken (or not taken) by the Funds’ portfolio management teams. The various portfolio management teams may not share information with each other, including as a result of certain information barriers and other policies, and will not have any obligation or other duty to do so.
BlackRock has established certain information barriers and other policies to address the sharing of information between different businesses within BlackRock, including, effective on or about January 21, 2025, with respect to personnel responsible with managing portfolios and voting proxies with respect to certain index equity portfolios versus those responsible for managing portfolios and voting proxies with respect to all other portfolios. As a result of information barriers, certain units of BlackRock generally will not have access, or will have limited access, to certain information and personnel, including senior personnel, in other units of BlackRock, and generally will not manage the Funds with the benefit of information possessed by such other units. Therefore, BlackRock may not be able to review potential investments for the Funds with the benefit of information held by certain areas of BlackRock.
BlackRock may determine to move certain personnel, businesses, or business units from one side of an information barrier to the other side of the information barrier. In connection therewith, BlackRock personnel, businesses, and business units that were moved will no longer have access to the information and personnel from the side of the information barrier from which they were moved. Information obtained in connection with such changes to information barriers may limit or restrict the ability of BlackRock to engage in or otherwise effect transactions on behalf of the Funds (including purchasing or selling securities that BlackRock may otherwise have purchased or sold for a client in the absence of a change to an information barrier). Information barriers may not have their intended impact due to, for example, changes in applicable law or inadvertent crossings of the barriers, and actions by personnel on one side of a barrier may impact the potential actions of personnel on the other side of a barrier.
Although the information barriers are intended to allow for independent portfolio management decision making and proxy voting among certain BlackRock businesses, the investment activities of BlackRock for BlackRock clients, as well as
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BlackRock’s proprietary accounts, may nonetheless limit the investment strategies and rights of other clients (including the Funds). As BlackRock’s assets under management increases, BlackRock clients may face greater negative impacts due to ownership restrictions and limitations imposed by laws, regulations, rules, regulators, or issuers. For example, in certain circumstances where a BlackRock client invests in securities issued by companies that operate in certain industries (e.g., banking, insurance, and utilities) or in certain emerging or international markets, or are subject to regulatory or corporate ownership restrictions (e.g., with mechanisms such as poison pills in place to prevent takeovers), or where a BlackRock client invests in certain futures and derivatives, there may be limits on the aggregate amount invested by BlackRock for its clients and BlackRock’s proprietary accounts that may not be exceeded without the grant of a license or other regulatory or corporate approval, order, consent, relief, waiver or non-disapproval or, if exceeded, may cause BlackRock or its clients to be subject to enforcement actions, disgorgement of share ownership or profits, regulatory restrictions, complex compliance reporting, increased compliance costs or suffer disadvantages or business restrictions. In light of certain restrictions, BlackRock may also seek to make indirect investments (e.g., using derivatives) on behalf of its clients to receive exposure to certain securities in excess of the applicable ownership restrictions and limitations when legally permitted that will expose such clients to additional costs and additional risks, including any risks associated with investing in derivatives. There may be limited availability of derivatives that provide indirect exposure to an impacted security. In addition, BlackRock clients can be subject to more than one ownership limitation depending on each client’s holdings, and each ownership limitation can impact multiple securities held by the client. Certain clients or shareholders may have their own overlapping obligations to monitor their compliance with ownership limitations across their investments.
If certain aggregate ownership thresholds are reached either through the actions of BlackRock or a BlackRock client or as a result of corporate actions by the issuer, the ability of BlackRock on behalf of clients to purchase or dispose of investments, or exercise rights (including voting) or undertake business transactions, may be restricted by law, regulation, rule, or organizational documents or otherwise impaired. For example, to meet the requirements of an ownership limitation or restriction, a client may be unable to purchase or directly hold a security the client would otherwise purchase or hold. The limitation or restriction may be based on the holdings of other BlackRock clients instead of the specific client being restricted. For index funds, this means a fund may not be able to track its index as closely as it would if it was not subject to an ownership limitation or restriction because the fund cannot acquire the amount of the impacted security included in its index. BlackRock on behalf of its clients may limit purchases, sell existing investments, utilize indirect investments, utilize information barriers, or otherwise restrict, forgo, or limit the exercise of rights (including transferring, outsourcing, or limiting voting rights or forgoing the right to receive dividends) when BlackRock, in its sole discretion, deems it appropriate in light of potential regulatory or other restrictions on ownership or other consequences resulting from reaching investment thresholds. These types of restrictions could negatively impact a client’s performance or ability to meet its investment objective.
When BlackRock or a BlackRock client is subject to an ownership limitation, BlackRock may in its discretion seek permission from the applicable issuers or regulators to exceed the limitation. However, there is no guarantee that permission will be granted, or that, once granted, it will not be modified or revoked at a later date with minimal or no notice. The issuer and/or regulator may also require that BlackRock on behalf of itself and its clients take or refrain from taking certain actions in connection with the approval, order, consent, relief or non-disapproval, which BlackRock may accept if it believes the benefits outweigh the costs and may limit BlackRock from taking actions that it otherwise would take. In those circumstances where ownership thresholds or limitations must be observed, BlackRock seeks to allocate limited investment opportunities equitably among clients, taking into consideration benchmark weight and investment strategy. BlackRock may adopt certain controls designed to prevent the occurrence of a breach of any applicable ownership threshold or limits, including, for example, when ownership in certain securities nears an applicable threshold, BlackRock may limit additional purchases in such securities or, with respect to ETFs, remove such securities from the list of Deposit Securities to be delivered to the Fund in connection with purchases of Creation Units of such Fund. If client holdings of an issuer exceed an applicable threshold and BlackRock is unable to obtain relief to enable the continued holding of such investments, it may be necessary to reduce these positions to meet the applicable limitations and BlackRock or such client may be subject to regulatory actions. In these cases, the investments will be sold in a manner that BlackRock deems fair and equitable over time.
Ownership limitations are highly complex. It is possible that, despite BlackRock’s intent to either comply with or be granted permission to exceed ownership limitations, it may inadvertently breach a limit or violate the corporate or regulatory approval, order, consent, relief or non-disapproval that was obtained.
In addition to the foregoing, other ownership thresholds may trigger reporting requirements to governmental and regulatory authorities, and such reports may entail the disclosure of the identity of a client or BlackRock’s intended strategy with respect to such security or asset.
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BlackRock may not serve as an Authorized Participant in the creation and redemption of iShares ETFs.
Under an ETF Services Agreement, the Fund has, when applicable, retained BRIL, an affiliate of BFA, to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units of the Fund (“ETF Services”). BRIL has engaged Citibank, N.A. (“Citibank”) as a subcontractor to provide certain ETF Services. BRIL retains a portion of the standard transaction fee received from Authorized Participants on each creation or redemption order from the Authorized Participant for the ETF Services provided. BlackRock collaborated with, and received payment from, Citibank on the design and development of the ETF Services platform. Citibank has, and from time to time may develop, additional relationships with BlackRock or funds managed by BFA and its affiliates.
In order to defray transaction expenses and protect against possible shareholder dilution, the Fund may collect certain fees from Authorized Participants in connection with cash substitutions for creation and redemption transactions. While BlackRock uses good faith estimates of the expected costs to the Fund in determining the rates for fees collected by the Fund related to creation and redemption activity, BlackRock may have incentives to improve Fund performance through the collection of these fees. As these charges are based on estimates, where the charges exceed actual transaction-related costs and/or expenses incurred by the Fund, Fund performance could improve as a result. BlackRock has established processes to oversee the determination of these estimates in an effort to mitigate this conflict.
BlackRock may maintain securities indices. To the extent permitted by applicable laws, the Funds may seek to license and use such indices as part of their investment strategy. Index based funds that seek to track the performance of securities indices also may use the name of the index or index provider in the fund name. Index providers, including BlackRock (to the extent permitted by applicable law), may be paid licensing fees for use of their index or index name. In instances where BlackRock charges a unitary management fee, BlackRock may have a financial incentive to use a BlackRock index that is less costly to BlackRock than a third party index. BlackRock may benefit from the Funds using BlackRock indices by creating increasing acceptance in the marketplace for such indices. BlackRock is not obligated to license its indices to a Fund and the Funds are under no obligation to use BlackRock indices. Any Fund that enters into a license for a BlackRock index cannot be assured that the terms of any index licensing agreement with BlackRock will be as favorable as those terms offered to other licensees.
BlackRock may enter into contractual arrangements with third-party service providers to a Fund (e.g., custodians, administrators and index providers) pursuant to which BlackRock receives fee discounts or concessions in recognition of BlackRock’s overall relationship with such service providers. BlackRock may also enter into contractual arrangements with such service providers pursuant to which BlackRock incurs additional costs if the service provider’s services are terminated with respect to a Fund. To the extent that BlackRock is responsible for paying service providers out of its fees that it receives from the Funds, the benefits of lower fees, including any fee discounts or concessions, or any additional savings, may accrue, in whole or in part, to BlackRock, which could result in conflicts of interest relating to the use or termination of service providers to a Fund. In addition, conflicts of interest may arise with respect to contractual arrangements with third-party service providers to a Fund, or the selection of such providers, particularly in circumstances where BlackRock is negotiating on behalf of both funds that have a unitary management fee and those that do not or different service providers have different fee structures.
Conflicts of interest may arise as a result of simultaneous investment management of multiple client accounts by the BlackRock’s investment professionals. For example, differences in the advisory fee structure may create the appearance of actual or potential conflicts of interest because such differences could create pecuniary incentives for BlackRock to favor one client account over another.
BlackRock owns or has an ownership interest in certain trading, portfolio management, operations and/ or information systems used by Fund service providers. These systems are, or will be, used by a Fund service provider in connection with the provision of services to accounts managed by BlackRock and funds managed and sponsored by BlackRock, including the Funds, that engage the service provider (typically the custodian). A Fund’s service provider remunerates BlackRock for the use of the systems. A Fund service provider’s payments to BlackRock for the use of these systems may enhance the profitability of BlackRock.
BlackRock’s receipt of fees from a service provider in connection with the use of systems provided by BlackRock may create an incentive for BlackRock to recommend that a Fund enter into or renew an arrangement with the service provider.
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In recognition of a BlackRock client’s overall relationship with BlackRock, BlackRock may offer special pricing arrangements for certain services provided by BlackRock. Any such special pricing arrangements will not affect Fund fees and expenses applicable to such client’s investment in a Fund.
Present and future activities of BlackRock and its directors, officers and employees, in addition to those described in this section, may give rise to additional conflicts of interest.
Investment Advisory, Administrative and Distribution Services
Investment Adviser.  BFA serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Trust, on behalf of the Fund, and BFA. BFA is a California corporation indirectly owned by BlackRock, Inc. and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the investment advisory agreement, BFA, subject to the supervision of the Board and in conformity with the stated investment policies of the Fund, manages and administers the Trust and the investment of the Fund’s assets. BFA is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of the Fund.
Pursuant to the investment advisory agreement, BFA may, from time to time, in its sole discretion and to the extent permitted by applicable law, appoint one or more sub-advisers, including, without limitation, affiliates of BFA, to perform investment advisory or other services with respect to the Fund. In addition, BFA may delegate certain of its investment advisory functions under the investment advisory agreement to one or more of its affiliates to the extent permitted by applicable law. BFA may terminate any or all sub-advisers or such delegation arrangements in its sole discretion upon appropriate notice at any time to the extent permitted by applicable law.
BFA is responsible, under the investment advisory agreement, for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. BFA is not responsible for, and the Fund will bear, the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, and litigation expenses and any extraordinary expenses (as determined by a majority of the Independent Trustees).
For its investment advisory services to the Fund in the table below, BFA is entitled to an annual investment advisory fee equal to the rate indicated below of the average daily value of the Fund’s net assets. The fees are accrued daily and typically paid monthly by the Fund.
Fund	Annual Rate
iShares MSCI Kokusai ETF	0.25%
BFA may from time to time voluntarily waive and/or reimburse fees or expenses to reduce the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.
For the fiscal years noted below, the following table sets forth the management fees owed before any waivers and/or reimbursements and any fees or expenses waived and/or reimbursed:

Management Fees Paid for the Fiscal Year Ended July 31, 2025	Waivers and Reimbursements of Fees and Expenses for the Fiscal Year Ended July 31, 2025	Management Fees Paid for the Fiscal Year Ended July 31, 2024	Waivers and Reimbursements of Fees and Expenses for the Fiscal Year Ended July 31, 2024	Management Fees Paid for the Fiscal Year Ended July 31, 2023	Waivers and Reimbursements of Fees and Expenses for the Fiscal Year Ended July 31, 2023
$556,283	N/A	$489,111	N/A	$438,109	N/A
The investment advisory agreement with respect to the Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board, or (ii) the vote of a majority of the outstanding voting securities (as
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defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a majority of the Board members who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval.
The investment advisory agreement with respect to the Fund is terminable without penalty, on 60 days’ notice, by the Board or by a vote of the holders of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act). The investment advisory agreement is also terminable upon 60 days’ notice by BFA and will terminate automatically in the event of its assignment (as defined in the 1940 Act).
Portfolio Managers.  As of July 31, 2025, the individuals named as Portfolio Managers in the Fund's Prospectus were also primarily responsible for the day-to-day management of other iShares funds and certain other types of portfolios and/or accounts as follows:

Jennifer Hsui
Types of Accounts	Number	Total Assets
Registered Investment Companies	378	$2,874,810,900,000
Other Pooled Investment Vehicles	123	92,677,100,000
Other Accounts	0	N/A

Matt Waldron
Types of Accounts	Number	Total Assets
Registered Investment Companies	366	$2,868,637,700,000
Other Pooled Investment Vehicles	146	354,643,100,000
Other Accounts	74	166,574,100,000

Peter Sietsema
Types of Accounts	Number	Total Assets
Registered Investment Companies	373	$2,875,977,000,000
Other Pooled Investment Vehicles	210	898,693,700,000
Other Accounts	63	657,918,500,000

Steven White
Types of Accounts	Number	Total Assets
Registered Investment Companies	365	$2,868,361,900,000
Other Pooled Investment Vehicles	7	191,800,000
Other Accounts	0	N/A
Pursuant to BFA’s policy, investment opportunities are allocated equitably among the Fund and other portfolios and accounts. For example, under certain circumstances, an investment opportunity may be restricted due to limited supply in the market, legal constraints or other factors, in which event the investment opportunity will be allocated equitably among those portfolios and accounts, including the Fund, seeking such investment opportunity. As a consequence, from time to time the Fund may receive a smaller allocation of an investment opportunity than it would have if the Portfolio Managers and BFA and its affiliates did not manage other portfolios or accounts.
Like the Fund, the other portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day portfolio management generally pay an asset-based fee to BFA or its affiliates, as applicable, for its advisory services. One or more of those other portfolios or accounts, however, may pay BFA or its affiliates a performance-based fee in lieu of, or in addition to, an asset-based fee for its advisory services. A portfolio or account with a performance-based fee would pay BFA or its affiliates a portion of that portfolio’s or account’s gains, or would pay BFA or its affiliates more for its services than would otherwise be the case if BFA or any of its affiliates meets or exceeds specified performance targets. Performance-based fee arrangements could present an incentive for BFA or its affiliates to devote greater resources, and allocate more investment opportunities, to the portfolios or accounts that have those fee arrangements, relative to other portfolios or accounts, in order to earn larger fees. Although BFA and each of its affiliates have an obligation to allocate resources and
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opportunities equitably among portfolios and accounts and intend to do so, shareholders of the Fund should be aware that, as with any group of portfolios and accounts managed by an investment adviser and/or its affiliates pursuant to varying fee arrangements, including performance-based fee arrangements, there is the potential for a conflict of interest, which may result in the Portfolio Managers favoring those portfolios or accounts with performance-based fee arrangements.
The tables below show, for each Portfolio Manager, the number of portfolios or accounts of the types set forth in the above tables and the aggregate of total assets in those portfolios or accounts with respect to which the investment management fees are based on the performance of those portfolios or accounts as of July 31, 2025:

Jennifer Hsui
Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	N/A
Other Pooled Investment Vehicles	0	N/A
Other Accounts	0	N/A

Matt Waldron
Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	N/A
Other Pooled Investment Vehicles	0	N/A
Other Accounts	0	N/A

Peter Sietsema
Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	N/A
Other Pooled Investment Vehicles	0	N/A
Other Accounts	0	N/A

Steven White
Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	N/A
Other Pooled Investment Vehicles	0	N/A
Other Accounts	0	N/A
Portfolio Manager Compensation Overview
The discussion below describes the Portfolio Managers' compensation as of July 31, 2025.
BlackRock, Inc.'s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock, Inc.
Each portfolio manager receives base compensation based on their position with the firm, as well as retirement and other benefits offered to all BlackRock employees. Additionally, each portfolio manager receives discretionary incentive compensation, determined based on several components, including: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the performance of portfolios managed by the portfolio manager and the team relative to the portfolios’ investment objectives (which in the case of index ETFs would be how closely the ETF tracks its
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underlying index), and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. Discretionary incentive compensation is paid in cash up to a certain threshold with the remaining portion represented by deferred BlackRock, Inc. stock awards. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance.
As of July 31, 2025, the Portfolio Managers did not beneficially own shares of the Fund.
Codes of Ethics.  The Trust, BFA and the Distributor have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. The codes of ethics permit personnel subject to the codes of ethics to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Fund. Each code of ethics is available by contacting BlackRock at the telephone number on the back cover of the Fund’s Prospectus or by accessing the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov.
Anti-Money Laundering Requirements.  The Fund is subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, the Fund may request information from Authorized Participants to enable it to form a reasonable belief that it knows the true identity of its Authorized Participants. This information will be used to verify the identity of Authorized Participants or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.
The Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. The Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is the Fund's policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.
Administrator, Custodian and Transfer Agent.
State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Fund under the Master Services Agreement and related Service Schedule (the “Service Module”). State Street’s principal address is One Congress Street, Suite 1, Boston, MA 02114-2016. Pursuant to the Service Module for Fund Administration and Accounting Services with the Trust, State Street provides necessary administrative, legal, tax and accounting and financial reporting services for the maintenance and operations of the Trust and the Fund. In addition, State Street makes available the office space, equipment, personnel and facilities required to provide such services. Pursuant to the Service Module for Custodial Services with the Trust, State Street maintains, in separate accounts, cash, securities and other assets of the Trust and the Fund, keeps all necessary accounts and records and provides other services. State Street is required, upon the order of the Trust, to deliver securities held by State Street and to make payments for securities purchased by the Trust for the Fund. State Street is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the U.S. Pursuant to the Service Module for Transfer Agency Services with the Trust, State Street acts as a transfer agent for the Fund’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for these services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by BFA. BFA pays the compensation because it has agreed to pay these operating expenses under the Investment Advisory Agreement as described therein.
JPMorgan serves as custodian for the Fund in connection with certain securities lending activities under a Custody Services Agreement. JPMorgan’s principal address is 383 Madison Avenue, 11th Floor, New York, NY 10179. Pursuant to the Custody Services Agreement with BTC and the Trust, JPMorgan provides custody and related services required to facilitate securities lending by the Fund. JPMorgan maintains custody as may be necessary to facilitate Fund securities lending activity in coordination with other funds, maintains custodial records and provides other services. As compensation for these services, JPMorgan receives certain fees and expenses paid by BTC from its compensation for its services as securities lending agent.
Distributor.  The Distributor's principal address is 50 Hudson Yards, New York, NY 10001. Shares are continuously offered for sale by the Fund through the Distributor or its agent only in Creation Units, as described in the Prospectus and below in the Creation and Redemption of Creation Units section of this SAI. Fund shares in amounts less than Creation Units are generally not distributed by the Distributor or its agent. The Distributor or its agent will arrange for the delivery of the Prospectus and, upon request, this SAI to persons purchasing Creation Units and will maintain records of both orders placed with it or its agents and confirmations of acceptance furnished by it or its agents. The Distributor is a broker-dealer registered under the
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Securities Exchange Act of 1934, as amended (the “1934 Act”), and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is also licensed as a broker-dealer in all 50 U.S. states, as well as in Puerto Rico, the U.S. Virgin Islands and the District of Columbia.
The Distribution Agreement for the Fund provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days' prior written notice to the other party following (i) the vote of a majority of the Independent Trustees, or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).
The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Fund shares. Such Soliciting Dealers may also be Authorized Participants (as described below), DTC participants and/or investor services organizations.
BFA or its affiliates may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of shares.
Securities Lending.  To the extent that the Fund engages in securities lending, the Fund conducts its securities lending pursuant to SEC exemptive relief, and BTC acts as securities lending agent for the Fund, subject to the overall supervision of BFA, pursuant to a written agreement (the “Securities Lending Agency Agreement”).
The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent. Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees as defined below), and any fees or other payments to and from borrowers of securities. As securities lending agent, BTC bears all operational costs directly related to securities lending, including custodial costs of JPMorgan. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA (the “collateral investment fees”); however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. Such money market fund shares will not be subject to a sales load, redemption fee, distribution fee or service fee.
To the extent that a Fund invests cash collateral in a non-government money market fund, the Fund may be subject to a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, a Fund will be subject to a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the liquidity costs are de minimis (i.e., less than one basis point (0.01%)). The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day. The imposition of any such discretionary or mandatory liquidity fee would reduce the Fund's returns on securities lending.
Under the securities lending program, the Fund is categorized into one of several specific asset classes. The determination of the Fund’s asset class category (fixed-income, domestic equity, international equity or fund-of-funds), each of which may be subject to a different fee arrangement, is based on a methodology agreed to by the Trust and BTC.
Pursuant to the current Securities Lending Agency Agreement:
(i) international equity funds, such as the Fund (“International Equity Fund”), retain 82% of securities lending income (which excludes collateral investment fees), and (ii) this amount can never be less than 70% of the sum of securities lending income plus collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income (which includes, for this purpose, collateral investment fees) earned across the iShares Complex (as defined in the Management—Trustees and Officers section of this SAI) in a calendar year exceeds specified thresholds, each applicable international equity fund,
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pursuant to the current Securities Lending Agency Agreement, will receive for the remainder of that calendar year securities lending income as follows:
(i) 85% of securities lending income (which excludes collateral investment fees); and (ii) this amount can never be less than 70% of the sum of securities lending income plus collateral investment fees.
The services provided to the Fund by BTC in the most recent fiscal year ended July 31, 2025 primarily included the following:
(1) selecting borrowers from an approved list of borrowers and executing a securities lending agreement as agent on behalf of the Fund with each such borrower;
(2) negotiating the terms of securities loans, including the amount of fees;
(3) directing the delivery of loaned securities;
(4) monitoring the daily value of the loaned securities and directing the payment of additional collateral or the return of excess collateral, as necessary;
(5) investing cash collateral received in connection with any loaned securities;
(6) monitoring distributions on loaned securities (for example, interest and dividend activity);
(7) in the event of default by a borrower with respect to any securities loan, using the collateral or the proceeds of the liquidation of collateral to purchase replacement securities of the same issue, type, class and series as that of the loaned securities; and
(8) terminating securities loans and arranging for the return of loaned securities to the Fund at loan termination.
The following tables show the dollar amounts of income and fees/compensation related to the securities lending activities of the Fund during its most recent fiscal year ended July 31, 2025.
Fund	iShares MSCI Kokusai ETF
Gross income from securities lending activities	$74,268
Fees and/or compensation for securities lending activities and related services
Securities lending income paid to BTC for services as securities lending agent	753
Cash collateral management expenses not included in securities lending income paid to BTC	615
Administrative fees not included in securities lending income paid to BTC	0
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Fund	iShares MSCI Kokusai ETF
Indemnification fees not included in securities lending income paid to BTC	0
Rebates (paid to borrowers)	69,524
Other fees not included in securities lending income paid to BTC	0
Aggregate fees/compensation for securities lending activities	$70,892
Net income from securities lending activities	$3,376
Payments by BFA and its Affiliates.  BFA and/or its affiliates (“BFA Entities”) pay certain broker-dealers, registered investment advisers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Fund and other funds or products sponsored and/or advised by BFA Entities (collectively for purposes of this section, the “Products”). BFA Entities make these payments from their own assets and not from the assets of the Fund. Although a portion of BFA Entities’ revenue comes directly or indirectly in part from fees paid by the Fund or other Products (including, if applicable, any underlying Products held by the Fund), these payments do not increase the price paid by investors for the purchase of shares of, or the cost of owning, the Fund or other Products. BFA Entities make payments for Intermediaries’ participation in activities that are designed to make registered representatives, other professionals and individual investors more knowledgeable about exchange-traded products, including the Fund and other Products, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems (“Education Costs”). BFA Entities also make payments to Intermediaries for certain printing, publishing and mailing costs or materials relating to the Fund or other Products (“Publishing Costs”). In addition, BFA Entities make payments to Intermediaries that make shares of the Fund or other Products available to their clients, in some cases at a waived or reduced commission rate or ticket charge, develop new products that feature iShares, create educational content about the Fund or other Products that is featured on an Intermediary’s platform, or otherwise promote the Fund or other Products. BFA Entities may also reimburse expenses or make payments from their own assets to Intermediaries or other persons in consideration of services or other activities that the BFA Entities believe may benefit the business of the BFA Entities or facilitate investment in the Fund or other Products. Payments of the type described above are sometimes referred to as revenue-sharing payments.
Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your salesperson or other investment professional may also be significant for your salesperson or other investment professional. Because an Intermediary may make decisions about which investment options it will recommend or make available to its clients, what services to provide for various products or what marketing content to make available to its clients based on payments it receives or is eligible to receive, such payments may create conflicts of interest between the Intermediary and its clients. These financial incentives may cause the Intermediary to recommend the Fund or other Products or otherwise promote the Fund or other Products over other investments. The same conflicts of interest and financial incentives exist with respect to your salesperson or other investment professional if he or she receives similar payments from his or her Intermediary firm.
In addition to the payments described above, BFA Entities have developed proprietary tools, calculators and related interactive or digital content that is made available through the www.blackrock.com website at no additional cost to
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Intermediaries. BlackRock may configure these tools and calculators and localize the content for Intermediaries as part of its customary digital marketing support and promotion of the Fund or other Products.
As of March 1, 2013, BFA Entities have contractual arrangements to make payments (in addition to payments for Education Costs or Publishing Costs) to one Intermediary, Fidelity Brokerage Services LLC (“FBS”). Effective June 4, 2016, this relationship was expanded to include National Financial Services, LLC (“NFS”), an affiliate of FBS. Pursuant to this special, long-term and significant arrangement (the “Marketing Program”), FBS, NFS and certain of their affiliates (collectively “Fidelity”) have agreed, among other things, to actively promote certain funds and Products to customers, investment professionals and other intermediaries and in advertising campaigns as the preferred exchange-traded product, to offer certain funds and Products in certain Fidelity platforms and investment programs, in some cases at a waived or reduced commission rate or ticket charge, and to provide marketing data to BFA Entities. BFA Entities have agreed to facilitate the Marketing Program by, among other things, making certain payments to FBS and NFS for marketing and implementing certain brokerage and investment programs. Upon termination of the arrangement, the BFA Entities will make additional payments to FBS and/or NFS based upon a number of criteria, including the overall success of the Marketing Program and the level of services provided by FBS and NFS during the wind-down period.
In addition, BFA Entities have entered into other contractual arrangements with Intermediaries and certain other third parties that the BFA Entities believe may benefit the business of the BFA Entities or facilitate investment in the Fund or certain Products. Such agreements can include payments by BFA Entities to such Intermediaries and third parties for data collection and provision, technology support, platform enhancement, or educational content, co-marketing and cross-promotional efforts. In certain cases, such payments to Intermediaries are subject to certain minimum payment levels or tiered payments. With respect to certain funds and Products, payments by the BFA Entities may take the form of, among other things, “due diligence” payments for an Intermediary’s review of such funds and Products; payment for providing employee training and information relating to such funds and Products; fees for access (in some cases on a preferential basis) to an Intermediary’s registered representatives, salespersons or other personnel, fees for maintaining an Intermediary’s investor platform, “shelf space” payments for making such funds and Products available on the Intermediary’s platform or fees for providing assistance in promoting the sale of such funds and Products. In such cases, the payments to Intermediaries may be tiered or based on a percentage of the value of the funds and Products held by customers of the applicable Intermediary and may also be subject to minimum payment levels. Payments made pursuant to such arrangements may vary in any year and may be different for different Intermediaries and third parties and may reflect different services provided. As of the date of this SAI, the Intermediaries and other third parties (or their respective affiliates) receiving one or more types of the contractual payments described above include (in addition to FBS and NFS): &Partners, Advisor Credit Exchange, AE Wealth Management, LLC, American Enterprise Investment Services, Inc., Avantax Investment Services, Inc., BNY Mellon Capital Markets, LLC, BNY Mellon Performance & Risk Analytics, LLC, Cetera Financial Group, Inc., Charles Schwab & Co., Inc., Clearstream Fund Centre AG, Commonwealth Equity Services, LLC, Dorsey Wright and Associates, LLC, Dynasty Financial Partners LLC, E*Trade Securities LLC, Envestnet Asset Management, Inc., iCapital Markets LLC, Interactive Brokers LLC, LPL Financial LLC, Merrill Lynch, Pierce, Fenner & Smith Incorporated, MML Investors Services, LLC, Morgan Stanley Smith Barney LLC, Northwestern Mutual Investment Services, LLC, Orion Portfolio Solutions, LLC, Pershing LLC, Raymond James Financial Services, Inc., Riskalyze, Inc., Sanctuary Wealth Group, LLC, UBS Financial Services Inc., Wells Fargo Clearing Services, LLC and Wells Fargo Advisors Financial Network, LLC. Any additions, modifications, or deletions to Intermediaries and other third parties listed above that have occurred since the date of this SAI are not included in the list.
Further, BFA Entities make Education Costs and Publishing Costs payments to other Intermediaries that are not listed in the immediately preceding paragraph. BFA Entities may determine to make such payments based on any number of metrics. For example, BFA Entities may make payments at year-end or other intervals in a fixed amount, an amount based upon an Intermediary’s services at defined levels or an amount based on the Intermediary’s net sales of one or more Products, including the Fund, in a year or other period, any of which arrangements may include an agreed-upon minimum or maximum payment, or any combination of the foregoing. Please contact your salesperson or other investment professional for more information regarding any such payments or financial incentives his or her Intermediary firm may receive. Any payments made, or financial incentives offered, by the BFA Entities to an Intermediary may create the incentive for the Intermediary to encourage customers to buy shares of the Fund or other Products.
The Fund may participate in certain market maker incentive programs of a national securities exchange in which an affiliate of the Fund would pay a fee to the exchange used for the purpose of incentivizing one or more market makers in the securities of the Fund to enhance the liquidity and quality of the secondary market of securities of the Fund. The fee would then be credited by the exchange to one or more market makers that meet or exceed liquidity and market quality standards
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with respect to the securities of the Fund. Each market maker incentive program is subject to approval from the SEC. Any such fee payments made to an exchange will be made by an affiliate of the Fund solely for the benefit of the Fund and will not be paid from any Fund assets. Other funds managed by BFA may also participate in such programs.
Determination of Net Asset Value
Valuation of Shares. The NAV for the Fund is generally calculated as of the close of regular trading hours on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each business day the NYSE is open. Valuation of assets held by the Fund is as follows:
Equity Investments. Equity securities traded on a recognized securities exchange (e.g., NYSE), on separate trading boards of a securities exchange or through a market system that provides contemporaneous transaction pricing information (each an “Exchange”) are valued using information obtained via independent pricing services, generally at the Exchange closing price or, if an Exchange closing price is not available, the last traded price on that Exchange prior to the time as of which the assets or liabilities are valued. However, under certain circumstances, other means of determining current market value may be used. If an equity security is traded on more than one Exchange, the current market value of the security where it is primarily traded generally will be used. In the event that there are no sales involving an equity security held by the Fund on a day on which the Fund values such security, the prior day’s price will be used, unless BFA determines that such prior day’s price no longer reflects the fair value of the security, in which case such asset would be treated as a Fair Value Asset (as defined below).
Options, Futures, Swaps and Other Derivatives. Exchange-traded equity options (except ETF options, equity index options or those that are customized) for which market quotations are readily available are valued at the mean of the last bid and ask prices as quoted on the Exchange or the board of trade on which such options are traded. In the event that there is no mean price available for such exchange traded equity option held by the Fund on a day on which the Fund values such option, the last bid (long positions) or ask (short positions) price, if available, will be used as the value of such option. If no bid or ask price is available on a day on which the Fund values such option, the prior day’s price will be used, unless BFA determines that such prior day’s price no longer reflects the fair value of the option, in which case such option will be treated as a Fair Value Asset. Customized exchange-traded equity options, ETF options, equity index options and OTC derivatives, may be valued using a mathematical model which may incorporate a number of market data factors. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price or settle price as of the close of such exchanges. Swap agreements and other derivatives are generally valued daily based upon quotations from market makers or by a pricing service in accordance with the Valuation Procedures.
Underlying Funds. Shares of underlying open-end funds (including money market funds) are valued at NAV. Shares of underlying exchange-traded closed-end funds or other ETFs will be valued at their most recent closing price.
General Valuation Information. Prices obtained from independent third-party pricing services, broker-dealers or market makers to value the Fund’s securities and other assets and liabilities are based on information available at the time the Fund values its assets and liabilities. In the event that a pricing service quotation is revised or updated subsequent to the day on which the Fund valued such security, the revised pricing service quotation generally will be applied prospectively. Such determination will be made considering pertinent facts and circumstances surrounding the revision.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for assets that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investment may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
All cash, receivables and current payables are carried on the Fund’s books at their fair value.
In the event that application of the methods of valuation discussed above result in a price for a security which is deemed not to be representative of the fair market value of such security, the security will be valued by, under the direction of or in accordance with a method approved by BFA, the Fund’s valuation designee, as reflecting fair value. All other assets and liabilities (including securities for which market quotations are not readily available) held by the Fund (including restricted
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securities) are valued at fair value as determined in good faith by BFA pursuant to the Valuation Procedures. Any assets and liabilities which are denominated in a foreign currency are translated into U.S. dollars at the prevailing market rates.
Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used in the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Fair Value. When market quotations are not readily available or are believed by BFA to be unreliable, the Fund’s investments are valued at fair value (“Fair Value Assets”). Fair Value Assets are valued by BFA in accordance with the Valuation Procedures. Pursuant to Rule 2a-5 under the Investment Company Act, the Board of Trustees has designated BFA as the valuation designee for the respective Funds for which it serves as investment adviser. BFA may reasonably conclude that a market quotation is not readily available or is unreliable if, among other things, a security or other asset or liability does not have a price source due to its complete lack of trading, if BFA believes a market quotation from a broker-dealer or other source is unreliable (e.g., where it varies significantly from a recent trade, or no longer reflects the fair value of the security or other asset or liability subsequent to the most recent market quotation), or where the security or other asset or liability is only thinly traded or due to the occurrence of a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if BFA determines, in its reasonable business judgment, that an event has occurred after the close of trading for an asset or liability but prior to or at the time of pricing the Fund’s assets or liabilities, is likely to cause a material change to the last exchange closing price or closing market price of one or more assets held by, or liabilities of, the Fund. On any day the NYSE is open and a foreign market or the primary exchange on which a foreign asset or liability is traded is closed, such asset or liability will be valued using the prior day’s price, provided that BFA is not aware of any significant event or other information that would cause such price to no longer reflect the fair value of the asset or liability, in which case such asset or liability would be treated as a Fair Value Asset.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
BFA’s Rule 2a-5 Committee is responsible for reviewing and approving methodologies by investment type and significant inputs used in the fair valuation of Fund assets or liabilities. In addition, the Fund’s accounting agent assists BFA by periodically endeavoring to confirm the prices it receives from all third-party pricing services, index providers and broker-dealers. BFA regularly evaluates the values assigned to the securities and other assets and liabilities of the Fund.
When determining the price for a Fair Value Asset, BFA will seek to determine the price that the Fund might reasonably expect to receive from the current sale of that asset or liability in an arm’s-length transaction on the date on which the asset or liability is being valued, and does not seek to determine the price the Fund might reasonably expect to receive for selling an asset or liability at a later time or if it holds the asset or liability to maturity. Fair value determinations will be based upon all available factors that BFA deems relevant at the time of the determination, and may be based on analytical values determined by BFA using proprietary or third-party valuation models.
Fair value represents a good faith approximation of the value of an asset or liability. When determining the fair value of an investment, one or more fair value methodologies may be used (depending on certain factors, including the asset type). For example, the investment may be initially priced based on the original cost of the investment or, alternatively, using proprietary or third-party models that may rely upon one or more unobservable inputs. Prices of actual, executed or historical transactions in the relevant investment (or comparable instruments) or, where appropriate, an appraisal by a third-party experienced in the valuation of similar instruments, may also be used as a basis for establishing the fair value of an investment.
The fair value of one or more assets or liabilities may not, in retrospect, be the price at which those assets or liabilities could have been sold during the period in which the particular fair values were used in determining the Fund’s NAV. As a result, the Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.
The Fund’s annual audited financial statements, which are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”), follow the requirements for valuation set forth in Financial Accounting Standards Board Accounting Standards Codification Topic 820, “Fair Value Measurements and Disclosures”
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(“ASC 820”), which defines and establishes a framework for measuring fair value under US GAAP and expands financial statement disclosure requirements relating to fair value measurements.
Generally, ASC 820 and other accounting rules applicable to funds and various assets in which they invest are evolving. Such changes may adversely affect the Fund. For example, the evolution of rules governing the determination of the fair market value of assets or liabilities, to the extent such rules become more stringent, would tend to increase the cost and/or reduce the availability of third-party determinations of fair market value. This may in turn increase the costs associated with selling assets or affect their liquidity due to the Fund’s inability to obtain a third-party determination of fair market value.
Brokerage Transactions
Subject to policies established by the Board, BFA is primarily responsible for the execution of the Fund’s portfolio transactions and the allocation of brokerage. BFA does not execute transactions through any particular broker or dealer, but seeks to obtain the best net results for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution, operational facilities of the firm and the firm’s risk and skill in positioning blocks of securities. While BFA generally seeks reasonable trade execution costs, the Fund does not necessarily pay the lowest spread or commission available, and payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions. Subject to applicable legal requirements, BFA may select a broker based partly upon brokerage or research services provided to BFA and its clients, including the Fund. In return for such services, BFA may cause the Fund to pay a higher commission than other brokers would charge if BFA determines in good faith that the commission is reasonable in relation to the services provided.
In selecting brokers or dealers to execute portfolio transactions, BFA seeks to obtain the best price and most favorable execution for the Fund and may take into account a variety of factors including: (i) the size, nature and character of the security or instrument being traded and the markets in which it is purchased or sold; (ii) the desired timing of the transaction; (iii) BFA’s knowledge of the expected commission rates and spreads currently available; (iv) the activity existing and expected in the market for the particular security or instrument, including any anticipated execution difficulties; (v) the full range of brokerage services provided; (vi) the broker’s or dealer’s capital; (vii) the quality of research and research services provided; (viii) the reasonableness of the commission, dealer spread or its equivalent for the specific transaction; and (ix) BFA’s knowledge of any actual or apparent operational problems of a broker or dealer. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, thinly traded securities, or other circumstances.
Section 28(e) of the 1934 Act (“Section 28(e)”) permits a U.S. investment adviser, under certain circumstances, to cause an account to pay a broker or dealer a commission for effecting a transaction in securities that exceeds the amount another broker or dealer would have charged for effecting the same transaction in recognition of the value of brokerage and research services provided by that broker or dealer. This includes commissions paid on riskless principal transactions in securities under certain conditions.
From time to time, the Fund may purchase new issues of securities in a fixed price offering. In these situations, the broker may be a member of the selling group that will, in addition to selling securities, provide BFA with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the broker will provide research “credits” in these situations at a rate that is higher than that available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).
The Fund anticipates that brokerage transactions involving foreign equity securities generally will be conducted primarily on the principal stock exchanges of the applicable country. Foreign equity securities may be held by the Fund in the form of depositary receipts, or other securities convertible into foreign equity securities. Depositary receipts may be listed on stock exchanges, or traded in OTC markets in the U.S. or Europe, as the case may be. ADRs, like other securities traded in the U.S., will be subject to negotiated commission rates.
OTC issues, including most fixed-income securities such as corporate debt and U.S. Government securities, are normally traded on a “net” basis without a stated commission, through dealers acting for their own account and not as brokers. The Fund will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer with respect to both foreign and domestic securities will generally
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include a “spread,” which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer’s normal profit.
Under the 1940 Act, persons affiliated with the Fund and persons who are affiliated with such affiliated persons are prohibited from dealing with the Fund as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC. Since transactions in the OTC market usually involve transactions with the dealers acting as principal for their own accounts, the Fund will not deal with affiliated persons and affiliated persons of such affiliated persons in connection with such transactions. The Fund will not purchase securities during the existence of any underwriting or selling group relating to such securities of which BFA, BRIL or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Board in accordance with Rule 10f-3 under the 1940 Act.
Purchases of money market instruments by the Fund are made from dealers, underwriters and issuers. The Fund does not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer.
BFA may, from time to time, effect trades on behalf of and for the account of the Fund with brokers or dealers that are affiliated with BFA, in conformity with Rule 17e-1 under the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions.
Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid.
Investment decisions for the Fund and for other investment accounts managed by BFA and the other Affiliates are made independently of each other in light of differing conditions. A variety of factors will be considered in making investment allocations. These factors include: (i) investment objectives or strategies for particular accounts, including sector, industry, country or region and capitalization weightings; (ii) tax considerations of an account; (iii) risk or investment concentration parameters for an account; (iv) supply or demand for a security at a given price level; (v) size of available investment; (vi) cash availability and liquidity requirements for accounts; (vii) regulatory restrictions; (viii) minimum investment size of an account; (ix) relative size of account; and (x) such other factors as may be approved by BlackRock’s general counsel. Moreover, investments may not be allocated to one client account over another based on any of the following considerations: (i) to favor one client account at the expense of another; (ii) to generate higher fees paid by one client account over another or to produce greater performance compensation to BlackRock; (iii) to develop or enhance a relationship with a client or prospective client; (iv) to compensate a client for past services or benefits rendered to BlackRock or to induce future services or benefits to be rendered to BlackRock; or (v) to manage or equalize investment performance among different client accounts. BFA and the other Affiliates may deal, trade and invest for their own respective accounts in the types of securities in which the Fund may invest.
Initial public offerings (“IPOs”) of securities may be over-subscribed and subsequently trade at a premium in the secondary market. When BFA is given an opportunity to invest in such an initial offering or “new” or “hot” issue, the supply of securities available for client accounts is often less than the amount of securities the accounts would otherwise take. In order to allocate these investments fairly and equitably among client accounts over time, each portfolio manager or a member of his or her respective investment team will indicate to BFA’s trading desk their level of interest in a particular offering with respect to eligible clients’ accounts for which that team is responsible. IPOs of U.S. equity securities will be identified as eligible for particular client accounts that are managed by portfolio teams who have indicated interest in the offering based on market capitalization of the issuer of the security and the investment mandate of the client account and in the case of international equity securities, the country where the offering is taking place and the investment mandate of the client account. Generally, shares received during the IPO will be allocated among participating client accounts within each investment mandate on a pro rata basis. This pro rata allocation may result in the Fund receiving less of a particular security than if pro-rating had not occurred. All allocations of securities will be subject, where relevant, to share minimums established for accounts and compliance constraints. In situations where supply is too limited to be allocated among all accounts for which the investment is eligible, portfolio managers may rotate such investment opportunities among one or more accounts so long as
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the rotation system provides for fair access for all client accounts over time. Other allocation methodologies that are considered by BFA to be fair and equitable to clients may be used as well.
Because different accounts may have differing investment objectives and policies, BFA may buy and sell the same securities at the same time for different clients based on the particular investment objective, guidelines and strategies of those accounts. For example, BFA may decide that it may be entirely appropriate for a growth fund to sell a security at the same time a value fund is buying that security. To the extent that transactions on behalf of more than one client of BFA or the other Affiliates during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. For example, sales of a security by BlackRock on behalf of one or more of its clients may decrease the market price of such security, adversely impacting other BlackRock clients that still hold the security. If purchases or sales of securities arise for consideration at or about the same time that would involve the Fund or other clients or funds for which BFA or another Affiliate act as investment manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all.
In certain instances, BFA may find it efficient for purposes of seeking to obtain best execution, to aggregate or “bunch” certain contemporaneous purchases or sale orders of its advisory accounts and advisory accounts of affiliates. In general, all contemporaneous trades for client accounts under management by the same portfolio manager or investment team will be bunched in a single order if the trader believes the bunched trade would provide each client with an opportunity to achieve a more favorable execution at a potentially lower execution cost. The costs associated with a bunched order will be shared pro rata among the clients in the bunched order. Generally, if an order for a particular portfolio manager or management team is filled at several different prices through multiple trades, all accounts participating in the order will receive the average price (except in the case of certain international markets where average pricing is not permitted). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases it could be beneficial to the Fund. Transactions effected by BFA or the other Affiliates on behalf of more than one of its clients during the same period may increase the demand for securities being purchased or the supply of securities being sold, causing an adverse effect on price. The trader will give the bunched order to the broker-dealer that the trader has identified as being able to provide the best execution of the order. Orders for purchase or sale of securities will be placed within a reasonable amount of time of the order receipt and bunched orders will be kept bunched only long enough to execute the order.
The table below sets forth the brokerage commissions paid by the Fund for the fiscal years noted. Any differences in brokerage commissions paid by the Fund from year to year are principally due to increases or decreases in the Fund’s assets over those periods or the magnitude of changes to the components of the Fund's Underlying Index:

Fund	Brokerage Commissions Paid During Fiscal Year Ended July 31, 2025	Brokerage Commissions Paid During Fiscal Year Ended July 31, 2024	Brokerage Commissions Paid During Fiscal Year Ended July 31, 2023
iShares MSCI Kokusai ETF	$1,538	$1,804	$1,714
The Fund did not pay any brokerage commissions to BRIL, an affiliate of BFA, or to any other broker-dealer that is part of the BlackRock group of companies, during the fiscal year ended July 31, 2025.
The following table sets forth the names of the Fund's “regular broker dealers,” as defined under Rule 10b-1 of the 1940 Act, which derive more than 15% of their gross revenues from securities-related activities and in which the Fund invests, together with the market value of each investment as of the Fund’s fiscal year ended July 31, 2025:

Fund	Issuer	Market Value of Investment
iShares MSCI Kokusai ETF	JPMorgan Chase & Co.	$2,558,625
	Bank of America Corp.	1,061,353
	Goldman Sachs Group Inc. (The)	694,646
	Royal Bank of Canada	565,730
	Citigroup, Inc.	542,429
	Morgan Stanley	530,094
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Fund	Issuer	Market Value of Investment
	UBS Group AG	380,782
	BNP Paribas SA	290,494
	Bank of Montreal	248,020
	Barclays PLC	218,152
	Societe Generale SA	137,231
	ABN Amro Bank	40,905
The Fund's purchase and sale orders for securities may be combined with those of other investment companies, clients or accounts that BlackRock manages or advises. If purchases or sales of portfolio securities of the Fund and one or more other accounts managed or advised by BlackRock are considered at or about the same time, transactions in such securities are allocated among the Fund and the other accounts in a manner deemed equitable to all by BlackRock. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower transaction costs will be beneficial to the Fund. BlackRock may deal, trade and invest for its own account in the types of securities in which the Fund may invest. BlackRock may, from time to time, effect trades on behalf of and for the account of the Fund with brokers or dealers that are affiliated with BFA, in conformity with the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions. The Fund will not deal with affiliates in principal transactions unless permitted by applicable SEC rules or regulations, or by SEC exemptive order.
Portfolio turnover may vary from year to year, as well as within a year. High turnover rates may result in comparatively greater brokerage expenses.
The table below sets forth the portfolio turnover rates of the Fund for the fiscal years noted:
Fund	Fiscal Year Ended July 31, 2025	Fiscal Year Ended July 31, 2024
iShares MSCI Kokusai ETF	3%	4%
Additional Information Concerning the Trust
Shares.  The Trust issues shares of beneficial interests in the funds with no par value. The Board may designate additional iShares funds.
Each share issued by a fund has a pro rata interest in the assets of that fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant fund, and in the net distributable assets of such fund on liquidation.
Each share has one vote with respect to matters upon which the shareholder is entitled to vote. In any matter submitted to shareholders for a vote, each fund shall hold a separate vote, provided that shareholders of all affected funds will vote together when: (i) required by the 1940 Act, or (ii) the Trustees determine that the matter affects the interests of more than one fund.
Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the fund) have noncumulative voting rights in the election of members of the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.
Following the creation of the initial Creation Unit(s) of shares of a fund and immediately prior to the commencement of trading in such fund’s shares, a holder of shares may be a “control person” of the fund, as defined in Rule 0-1 under the 1940 Act. A fund cannot predict the length of time for which one or more shareholders may remain a control person of the fund.
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Shareholders may make inquiries by writing to iShares Trust, c/o BlackRock Investments, LLC, 1 University Square Drive, Princeton, NJ 08540.
Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC’s rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC or its staff, officers and trustees of a fund and beneficial owners of 10% of the shares of a fund (“Insiders”) may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the 1934 Act and the SEC’s rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act and existing guidance provided by the SEC staff.
In accordance with the Trust's current Agreement and Declaration of Trust (the “Declaration of Trust”), the Board may, without shareholder approval (unless such shareholder approval is required by the Declaration of Trust or applicable law, including the 1940 Act), authorize certain funds to merge, reorganize, consolidate, sell all or substantially all of their assets, or take other similar actions with, to or into another fund.  The Trust or a fund may be terminated by a majority vote of the Board, subject to the affirmative vote of a majority of the shareholders of the Trust or such fund entitled to vote on termination; however, in certain circumstances described in the Declaration of Trust, only a majority vote of the Board is required. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Declaration of Trust provides that the Board will have the unrestricted power to alter the number of shares in a Creation Unit. Therefore, in the event of a termination of the Trust or a fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Units or to be individually redeemable. In such circumstance, the Trust or a fund may make redemptions in-kind, for cash or for a combination of cash or securities. Further, in the event of a termination of the Trust or a fund, the Trust or a fund might elect to pay cash redemptions to all shareholders, with an in-kind election for shareholders owning in excess of a certain stated minimum amount.
DTC as Securities Depository for Shares of the Fund.  Shares of the Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.
DTC was created in 1973 to enable electronic movement of securities between its participants (“DTC Participants”), and NSCC was established in 1976 to provide a single settlement system for securities clearing and to serve as central counterparty for securities trades among DTC Participants. In 1999, DTC and NSCC were consolidated within The Depository Trust & Clearing Corporation (“DTCC”) and became wholly-owned subsidiaries of DTCC. The common stock of DTCC is owned by the DTC Participants, but NYSE and FINRA, through subsidiaries, hold preferred shares in DTCC that provide them with the right to elect one member each to the DTCC board of directors. Access to the DTC system is available to entities, such as banks, brokers, dealers and trust companies, that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).
Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in shares of the Fund.
Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
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Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.
The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.
Distribution of Shares.  In connection with the Fund's launch, the Fund was seeded through the sale of one or more Creation Units by the Fund to one or more initial investors. Initial investors participating in the seeding may be Authorized Participants, a lead market maker or other third party investor or an affiliate of the Fund or the Fund’s adviser. Each such initial investor may sell some or all of the shares underlying the Creation Unit(s) held by them pursuant to the registration statement for the Fund (each, a “Selling Shareholder”), which shares have been registered to permit the resale from time to time after purchase. The Fund will not receive any of the proceeds from the resale by the Selling Shareholders of these shares.
Selling Shareholders may sell shares owned by them directly or through broker-dealers, in accordance with applicable law, on any national securities exchange on which the shares may be listed or quoted at the time of sale, through trading systems, in the OTC market or in transactions other than on these exchanges or systems at fixed prices, at prevailing market prices at the time of the sale, at varying prices determined at the time of sale, or at negotiated prices. These sales may be effected through brokerage transactions, privately negotiated trades, block sales, entry into options or other derivatives transactions or through any other means authorized by applicable law. Selling Shareholders may redeem the shares held in Creation Unit size by them through an Authorized Participant.
Any Selling Shareholder and any broker-dealer or agents participating in the distribution of shares may be deemed to be “underwriters” within the meaning of Section 2(a)(11) of the 1933 Act, in connection with such sales.
Any Selling Shareholder and any other person participating in such distribution will be subject to applicable provisions of the 1934 Act and the rules and regulations thereunder.
Creation and Redemption of Creation Units
General.  The Trust issues and sells shares of the Fund only in Creation Units on a continuous basis through the Distributor or its agent, without a sales load, at a price based on the Fund's NAV next determined after receipt, on any Business Day (as defined below), of an order received by the Distributor or its agent in proper form. On days when the Listing Exchange closes earlier than normal, the Fund may require orders to be placed earlier in the day. The following table sets forth the number of shares of the Fund that constitute a Creation Unit for the Fund and the approximate value of such Creation Unit as of July 31, 2025:

Fund	Shares Per Creation Unit	Approximate Value Per Creation Unit (U.S.$)
iShares MSCI Kokusai ETF	50,000	$6,390,441.60
In its discretion, the Trust reserves the right to increase or decrease the number of the Fund’s shares that constitute a Creation Unit. The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of the
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Fund, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.
A “Business Day” with respect to the Fund is any day the Fund is open for business, including any day when it satisfies redemption requests as required by Section 22(e) of the 1940 Act. The Fund is open for business any day on which the Listing Exchange on which the Fund is listed for trading is open for business. As of the date of this SAI, the Listing Exchange observes the following holidays, as observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Fund Deposit.  The consideration for purchase of Creation Units of the Fund generally consists of Deposit Securities and the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which, when combined with the Fund's portfolio securities, is designed to generate performance that has a collective investment profile similar to that of the Underlying Index. The Fund Deposit represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, to purchases of Creation Units of shares of the Fund until such time as the next-announced Fund Deposit is made available.
The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the “Deposit Amount,” which is an amount equal to the market value of the Deposit Securities, and serves to compensate for any differences between the NAV per Creation Unit and the Deposit Amount. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities are the sole responsibility of the Authorized Participant purchasing the Creation Unit.
The identity and number of shares of the Deposit Securities change pursuant to changes in the composition of the Fund's portfolio and as rebalancing adjustments and corporate action events are reflected from time to time by BFA with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities constituting the Underlying Index.
The Fund Deposit may also be modified to minimize the Cash Component by redistributing the cash to the Deposit Securities portion of the Fund Deposit through “systematic rounding.” The rounding methodology “rounds up” position sizes of securities in the Deposit Securities (which in turn reduces the cash portion). However, the methodology limits the maximum allowed percentage change in weight and share quantity of any given security in the Fund Deposit.
Fund Deposits may also be modified to position a fund towards a forward index rebalance to reflect revisions that account for index additions, deletions, and re-weights.
The Trust may, in its sole discretion, substitute a “cash in lieu” amount to be added to the Cash Component to replace any Deposit Security in certain circumstances, including: (i) when instruments are not available in sufficient quantity for delivery; (ii) when instruments are not eligible for transfer through DTC or the clearing process (as discussed below); (iii) when instruments that the Authorized Participant (or an investor on whose behalf the Authorized Participant is acting) are not able to be traded due to a trading restriction; (iv) when delivery of the Deposit Security by the Authorized Participant (or by an investor on whose behalf the Authorized Participant is acting) would be restricted under applicable securities or other local laws; (v) in connection with distribution payments to be made by the Fund; or (vi) in certain other situations.
Cash Purchase Method.  Although the Trust does not generally permit partial or full cash purchases of Creation Units of its funds, when partial or full cash purchases of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind purchases thereof. In the case of a partial or full cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser.
Procedures for Creation of Creation Units.  To be eligible to place orders with the Distributor and to create a Creation Unit of the Fund, an entity must be: (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC, or (ii) a DTC Participant, and must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Units (“Authorized Participant Agreement”) (discussed below). A member or participant of a clearing agency registered with the SEC which has a written agreement with the Fund or one of its service providers that
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allows such member or participant to place orders for the purchase and redemption of Creation Units is referred to as an “Authorized Participant.” All shares of the Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.
Role of the Authorized Participant.  Creation Units may be purchased only by or through a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows such member or participant to place orders for the purchase and redemption of Creation Units (an “Authorized Participant”). Such Authorized Participant will agree, pursuant to the terms of such Authorized Participant Agreement and on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that such Authorized Participant will make available in advance of each purchase of shares an amount of cash sufficient to pay the Cash Component, once the NAV of a Creation Unit is next determined after receipt of the purchase order in proper form, together with the transaction fees described below. An Authorized Participant, acting on behalf of an investor, may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Cash Component. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement and that orders to purchase Creation Units may have to be placed by the investor's broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Trust does not expect to enter into an Authorized Participant Agreement with more than a small number of DTC Participants. A list of current Authorized Participants may be obtained from the Distributor. The Distributor has adopted guidelines regarding Authorized Participants’ transactions in Creation Units that are made available to all Authorized Participants. These guidelines set forth the processes and standards for Authorized Participants to transact with the Distributor and its agents in connection with creation and redemption transactions. In addition, the Distributor may be appointed as the proxy of the Authorized Participant and may be granted a power of attorney under its Authorized Participant Agreement.
Purchase Orders.   To initiate an order for a Creation Unit, an Authorized Participant must submit to the Distributor or its agent an irrevocable order to purchase shares of the Fund, in proper form, generally before 4:00 p.m., Eastern time on any Business Day to receive that day’s NAV. The Distributor or its agent will notify BFA and the custodian of such order. The custodian will then provide such information to any appropriate sub-custodian. Procedures and requirements governing the delivery of the Fund Deposit are set forth in the procedures handbook for Authorized Participants and may change from time to time. Investors, other than Authorized Participants, are responsible for making arrangements for a creation request to be made through an Authorized Participant. The Distributor or its agent will provide a list of current Authorized Participants upon request. Those placing orders to purchase Creation Units through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor or its agent by the Cutoff Time (as defined below) on such Business Day.
The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Fund, immediately available or same day funds estimated by the Fund to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fees. Those placing orders should ascertain the deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the Cutoff Time of the Fund. Investors should be aware that an Authorized Participant may require orders for purchases of shares placed with it to be in the particular form required by the individual Authorized Participant.
The Authorized Participant is responsible for any and all expenses and costs incurred by the Fund, including any applicable cash amounts, in connection with any purchase order.
Timing of Submission of Purchase Orders.  An Authorized Participant must submit an irrevocable order to purchase shares of the Fund generally before 4:00 p.m., Eastern time on any Business Day in order to receive that day's NAV. Creation Orders must be transmitted by an Authorized Participant in the form required by the Fund to the Distributor or its agent pursuant to procedures set forth in the Authorized Participant Agreement. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or its agent or an Authorized Participant. Orders to create shares of the Fund that are submitted on the Business Day immediately preceding a holiday or a day (other than a weekend) when the equity markets in the relevant non-U.S. market are closed may not be accepted. The Fund's deadline specified above for the submission of purchase orders is referred to as the Fund's “Cutoff Time.” The Distributor or its agent, in their discretion, may permit the submission of such orders and requests by or through an Authorized Participant at any
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time (including on days on which the Listing Exchange is not open for business) via communication through the facilities of the Distributor's or its agent's proprietary website maintained for this purpose. Purchase orders and redemption requests, if accepted by the Trust, will be processed based on the NAV next determined after such acceptance in accordance with a Fund's Cutoff Times as provided in the Authorized Participant Agreement and disclosed in this SAI.
Acceptance of Orders for Creation Units.   Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor's behalf) and (ii) arrangements satisfactory to the Fund are in place for payment of the Cash Component and any other cash amounts which may be due, the Fund will accept the order, subject to the Fund's right (and the right of the Distributor and BFA) to reject any order until acceptance, as set forth below.
Once the Fund has accepted an order, upon the next determination of the NAV of the shares, the Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor or its agent will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.
The Fund reserves the right to reject or revoke a creation order transmitted to it by the Distributor or its agent provided that a rejection or revocation of a creation order does not violate Rule 6c-11 under the Investment Company Act. For example, the Fund may reject or revoke a creation order transmitted to it by the Distributor or its agent if (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities delivered do not conform to the identity and number of shares specified, as described above; (iv) acceptance of the Deposit Securities is not legally required or would, in the opinion of counsel, be unlawful; or (v) circumstances outside the control of the Fund, the Distributor or its agent and BFA make it impracticable to process purchase orders. The Distributor or its agent shall notify a prospective purchaser of a Creation Unit and/or the Authorized Participant acting on behalf of such purchaser of its rejection of such order. The Fund, State Street, the sub-custodian and the Distributor or its agent are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for failure to give such notification.
Issuance of a Creation Unit.   Except as provided herein, a Creation Unit will not be issued until the transfer of good title to the Fund of the Deposit Securities and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the custodian that the securities included in the Fund Deposit (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Distributor or its agent and BFA shall be notified of such delivery and the Fund will issue and cause the delivery of the Creation Unit.
Creation Units of the Fund are generally issued on a “T+2 basis” (i.e., two Business Days after trade date). However, the Fund reserves the right to settle Creation Unit transactions on a different basis, if necessary or appropriate under the circumstances and compliant with applicable law. These circumstances may include, among others, accommodating non-U.S. market holiday schedules and accounting for different treatment among non-U.S. and U.S. markets of dividend record dates and ex-dividend dates (i.e., the last day the holder of a security can sell the security and still receive dividends payable on the security).
To the extent contemplated by an Authorized Participant Agreement with the Distributor, the Fund will issue Creation Units to such Authorized Participant, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral as set forth in the handbook for Authorized Participants. The Trust may use such collateral at any time to buy Deposit Securities for the Fund. Such collateral must be delivered no later than the time specified by the Fund or its custodian on the contractual settlement date. Information concerning the Fund's current procedures for collateralization of missing Deposit Securities is available from the Distributor or its agent. The Authorized Participant Agreement will permit the Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Fund of purchasing such securities and the collateral including, without limitation, liability for related brokerage, borrowings and other charges.
In certain cases, Authorized Participants may create and redeem Creation Units on the same trade date and in these instances, the Fund reserves the right to settle these transactions on a net basis or require a representation from the Authorized Participants that the creation and redemption transactions are for separate beneficial owners. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Fund and the Fund's determination shall be final and binding.
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Costs Associated with Creation Transactions.   A standard creation transaction fee is imposed to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard creation transaction fee is charged to the Authorized Participant on the day such Authorized Participant creates a Creation Unit, and is the same, regardless of the number of Creation Units purchased by the Authorized Participant on the applicable Business Day.
In order to defray transaction expenses for the Fund and protect against possible shareholder dilution, if a creation transaction consists solely or partially of cash, the Authorized Participant may also be required to cover (up to the maximum amount shown below) certain brokerage, tax, foreign exchange, execution and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs based on historical data or other inputs, at BlackRock’s discretion, and may include part or all of the spread between the expected bid and offer side of the market and anticipated market impact). However, the Fund is not obligated to trade identical securities to the securities identified by BlackRock in estimating these transaction and other costs and expenses. In certain cases, BlackRock or an affiliate may determine in its discretion to deviate from the regular charge, subject to the maximum amounts shown below.
Authorized Participants will also bear the costs of transferring the Deposit Securities to the Fund. Certain fees/costs associated with creation transactions may be waived in certain circumstances. Investors who use the services of a broker or other financial intermediary to acquire Fund shares may be charged a fee for such services.
The following table sets forth the Fund's standard creation transaction fees and maximum additional charge (as described above):

Standard Creation Transaction Fee	Maximum Additional Charge for Creations*
$15,000	7.0%

*
As a percentage of the net asset value per Creation Unit.
Redemption of Creation Units.
Shares of the Fund may be redeemed by Authorized Participants only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor or its agent and only on a Business Day. The Fund will not redeem shares in amounts less than Creation Units. There can be no assurance, however, that there will be sufficient liquidity in the secondary market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a Creation Unit that could be redeemed by an Authorized Participant. Beneficial owners also may sell shares in the secondary market.
The Fund generally redeems Creation Units for Fund Securities (as defined below). Please see the Cash Redemption Method section below and the following discussion summarizing the in-kind method for further information on redeeming Creation Units of the Fund.
The Fund publishes the designated portfolio of securities (including any portion of such securities for which cash may be substituted) that will be applicable to redemption requests received in proper form (as defined below) on that day (“Fund Securities” or “Redemption Basket”), and an amount of cash (the “Cash Amount,” as described below) in order to effect redemptions of Creation Units of the Fund. Such Fund Securities and Cash Amount will remain in effect until such time as the next announced composition of the Fund Securities and Cash Amount is made available. The Fund Securities and Cash Amount are subject to possible amendment or correction. When redemptions are permitted in-kind, Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units. Procedures and requirements governing redemption transactions are set forth in the handbook for Authorized Participants and may change from time to time.
Unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities, plus the Cash Amount, which is an amount equal to the difference between the NAV of the shares being redeemed, as next determined after the receipt of a redemption request in proper form, and the value of Fund Securities, less a redemption transaction fee (as described below).
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The Trust may, in its sole discretion, substitute a “cash in lieu” amount to replace any Fund Security in certain circumstances, including: (i) when the delivery of a Fund Security to the Authorized Participant (or to an investor on whose behalf the Authorized Participant is acting) would be restricted under applicable securities or other local laws or due to a trading restriction; (ii) when the delivery of a Fund Security to the Authorized Participant would result in the disposition of the Fund Security by the Authorized Participant due to restrictions under applicable securities or other local laws; (iii) when the delivery of a Fund Security to the Authorized Participant would result in unfavorable tax treatment; (iv) when a Fund Security cannot be settled or otherwise delivered in time to facilitate an in-kind redemption; or (v) in certain other situations. The amount of cash paid out in such cases will be equivalent to the value of the substituted security listed as a Fund Security. In the event that the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder. The Fund generally redeems Creation Units for Fund Securities, but the Fund reserves the right to utilize a cash option for redemption of Creation Units. The Fund may, in its sole discretion, provide such redeeming Authorized Participant a portfolio of securities that differs from the exact composition of the Fund Securities, but does not differ in NAV. The Redemption Basket may also be modified to minimize the Cash Component by redistributing the cash to the Fund Securities portion of the Redemption Basket through systematically rounding. The rounding methodology allows position sizes of securities in the Fund Securities to be “rounded up,” while limiting the maximum allowed percentage change in weight and share quantity of any given security in the Redemption Basket. Redemption Baskets may also be modified to position a fund towards a forward index rebalance to reflect revisions that account for index additions, deletions, and re-weights.
Cash Redemption Method.   Although the Trust does not generally permit partial or full cash redemptions of Creation Units of its funds, when partial or full cash redemptions of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind redemptions thereof. In the case of partial or full cash redemption, the Authorized Participant receives the cash equivalent of the Fund Securities it would otherwise receive through an in-kind redemption, plus the same Cash Amount to be paid to an in-kind redeemer.
Costs Associated with Redemption Transactions.
A standard redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the Fund. The standard redemption transaction fee is charged to the Authorized Participant on the day such Authorized Participant redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by an Authorized Participant on the applicable Business Day.
In order to defray transaction expenses for the Fund and protect against possible shareholder dilution, if a redemption transaction consists solely or partially of cash, the Authorized Participant may also be required to cover (up to the maximum amount shown below) certain brokerage, tax, foreign exchange, execution and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs based on historical data or other inputs, at BlackRock’s discretion, and may include part or all of the spread between the expected bid and offer side of the market and anticipated market impact). However, the Fund is not obligated to trade identical securities to the securities identified by BlackRock in estimating these transaction and other costs and expenses. In certain cases, BlackRock or an affiliate may determine in its discretion to deviate from the regular charge, subject to the maximum amounts shown below.
Authorized Participants will also bear the costs of transferring the Fund Securities from the Fund to their account on their order. Certain fees/costs associated with redemption transactions may be waived in certain circumstances. Investors who use the services of a broker or other financial intermediary to dispose of Fund shares may be charged a fee for such services.
The following table sets forth the Fund's standard redemption transaction fees and maximum additional charge (as described above):

Standard Redemption Transaction Fee	Maximum Additional Charge for Redemptions*
$15,000	2.0%

*
As a percentage of the net asset value per Creation Unit, inclusive of the standard redemption transaction fee.
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Placement of Redemption Orders.  Redemption requests for Creation Units of the Fund must be submitted to the Distributor or its agent by or through an Authorized Participant. An Authorized Participant must submit an irrevocable request to redeem shares of the Fund generally before 4:00 p.m., Eastern time on any Business Day in order to receive that day's NAV. On days when the Listing Exchange closes earlier than normal, the Fund may require orders to redeem Creation Units to be placed earlier that day. Investors, other than Authorized Participants, are responsible for making arrangements for a redemption request to be made through an Authorized Participant. The Distributor or its agent will provide a list of current Authorized Participants upon request.
The Authorized Participant must transmit the request for redemption in the form required by the Fund to the Distributor or its agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement and that, therefore, requests to redeem Creation Units may have to be placed by the investor's broker through an Authorized Participant who has executed an Authorized Participant Agreement. At any time, only a limited number of broker-dealers will have an Authorized Participant Agreement in effect. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to the Fund's transfer agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.
A redemption request is considered to be in “proper form” if: (i) an Authorized Participant has transferred or caused to be transferred to the Fund's transfer agent the Creation Unit redeemed through the book-entry system of DTC so as to be effective by the Listing Exchange closing time on any Business Day on which the redemption request is submitted; (ii) a request in form satisfactory to the Fund is received by the Distributor or its agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above; and (iii) all other procedures set forth in the Authorized Participant Agreement are properly followed.
Upon receiving a redemption request, the Distributor or its agent shall notify the Fund and the Fund's transfer agent of such redemption request. The tender of an investor's shares for redemption and the distribution of the securities and/or cash included in the redemption payment made in respect of Creation Units redeemed will be made through DTC and the relevant Authorized Participant to the Beneficial Owner thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds, as the case may be, or by such other means specified by the Authorized Participant submitting the redemption request.
A redeeming Authorized Participant, whether on its own account or acting on behalf of a Beneficial Owner, must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the portfolio securities are customarily traded, to which account such portfolio securities will be delivered.
Deliveries of redemption proceeds by the Fund are generally made within two Business Days (i.e., “T+2”). However, the Fund reserves the right to settle redemption transactions on a different basis, if necessary or appropriate under the circumstances and compliant with applicable law. These circumstances may include, among others, accommodating non-U.S. market holiday schedules and accounting for different treatment among non-U.S. and U.S. markets of dividend record dates and dividend ex-dates (i.e., the last date the holder of a security can sell the security and still receive dividends payable on the security).
If neither the redeeming Authorized Participant nor the Beneficial Owner on whose behalf the Authorized Participant is acting has appropriate arrangements to take delivery of Fund Securities in the applicable non-U.S. jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of Fund Securities in such jurisdiction, the Trust may in its discretion exercise its option to redeem such shares in cash, and the Beneficial Owner will be required to receive its redemption proceeds in cash. In such case, the investor will receive a cash payment equal to the net asset value of its shares based on the NAV of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charges specified above to offset the Trust's brokerage and other transaction costs associated with the disposition of Fund Securities). Redemptions of shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund cannot lawfully deliver specific Fund Securities upon redemptions or cannot do so without first registering the Fund Securities under such laws.
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Although the Trust does not ordinarily permit cash redemptions of Creation Units, in the event that cash redemptions are permitted or required by the Trust, proceeds will be paid to the Authorized Participant redeeming shares as soon as practicable after the date of redemption (within seven calendar days thereafter.) If a Fund includes a foreign investment in its basket, and if a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming Authorized Participants prevents timely delivery of the foreign investment in response to a redemption request, the Fund may delay delivery of the foreign investment more than seven days if the Fund delivers the foreign investment as soon as practicable, but in no event later than 15 days.
To the extent contemplated by an Authorized Participant's agreement with the Distributor or its agent, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit to be redeemed to the Fund, at or prior to the time specified by the Fund or its custodian on the Business Day. after the date of submission of such redemption request, the Distributor or its agent will accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral as set forth in the handbook for Authorized Participants. Such collateral must be delivered no later than the time specified by the Fund or its custodian on the Business Day after the date of submission of such redemption request and shall be held by State Street and marked-to-market daily. The fees of State Street and any sub-custodians in respect of the delivery, maintenance and redelivery of the collateral shall be payable by the Authorized Participant. The Authorized Participant Agreement permits the Fund to acquire shares of the Fund at any time and subjects the Authorized Participant to liability for any shortfall between the aggregate of the cost to the Fund of purchasing such shares, plus the value of the Cash Amount, and the value of the collateral together with liability for related brokerage and other charges.
Because the portfolio securities of the Fund may trade on exchange(s) on days that the Listing Exchange is closed or are otherwise not Business Days for the Fund, shareholders may not be able to redeem their shares of the Fund or purchase or sell shares of the Fund on the Listing Exchange on days when the NAV of the Fund could be significantly affected by events in the relevant non-U.S. markets.
The right of redemption may be suspended or the date of payment postponed with respect to the Fund: (i) for any period during which the Listing Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the Listing Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of the Fund's portfolio securities or determination of its NAV is not reasonably practicable; or (iv) in such other circumstance as is permitted by the SEC.
Custom Baskets.  Creation and Redemption baskets may differ and the Fund may accept “custom baskets.” A custom basket may include any of the following: (i) a basket that is composed of a non-representative selection of the Fund's portfolio holdings; (ii) a representative basket that is different from the initial basket used in transactions on the same business day; or (iii) a basket that contains bespoke cash substitutions for a single Authorized Participant. The Fund has adopted policies and procedures that govern the construction and acceptance of baskets, including heightened requirements for certain types of custom baskets. Such policies and procedures provide the parameters for the construction and acceptance of custom baskets that are in the best interests of the Fund and its shareholders, establish processes for revisions to, or deviations from, such parameters, and specify the titles and roles of the employees of BFA who are required to review each custom basket for compliance with those parameters. In addition, when constructing custom baskets for redemptions, the tax efficiency of the Fund may be taken into account. The policies and procedures distinguish among different types of custom baskets that may be used for the Fund and impose different requirements for different types of custom baskets in order to seek to mitigate against potential risks of conflicts and/or overreaching by an Authorized Participant. BlackRock has established a governance process to oversee basket compliance for the Fund, as set forth in the Fund's policies and procedures.
Taxation on Creations and Redemptions of Creation Units.   An Authorized Participant generally will recognize either gain or loss upon the exchange of Deposit Securities for Creation Units. This gain or loss is calculated by taking the market value of the Creation Units purchased over the Authorized Participant’s aggregate basis in the Deposit Securities exchanged therefor. However, the IRS may apply the wash sales rules to determine that any loss realized upon the exchange of Deposit Securities for Creation Units is not currently deductible. Authorized Participants should consult their own tax advisors.
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Current U.S. federal income tax laws dictate that capital gain or loss realized from the redemption of Creation Units will generally create long-term capital gain or loss if the Authorized Participant holds the Creation Units for more than one year, or short-term capital gain or loss if the Creation Units were held for one year or less, if the Creation Units are held as capital assets.
Taxes
The following is a summary of certain material U.S. federal income tax considerations regarding the purchase, ownership and disposition of shares of the Fund. This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to the Fund or to all categories of investors, some of which may be subject to special tax rules. Current and prospective shareholders are urged to consult their own tax advisors with respect to the specific U.S. federal, state, local and non-U.S. tax consequences of investing in the Fund. The summary is based on the laws and judicial and administrative interpretations thereof in effect on the date of this SAI, all of which are subject to change, possibly with retroactive effect.
Regulated Investment Company Qualifications.  The Fund intends to qualify for treatment as a separate RIC under Subchapter M of the Internal Revenue Code. To qualify for treatment as a RIC, the Fund must annually distribute at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (i) at least 90% of the Fund’s annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or non-U.S. currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in qualified publicly-traded partnerships (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive at least 90% of their income from interest, dividends, capital gains and other traditionally permitted RIC income); and (ii) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the market value of the Fund’s total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund's total assets may be invested in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer, of two or more issuers of which 20% or more of the voting stock is held by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly-traded partnerships.
The Fund may be able to cure a failure to derive at least 90% of its income from the sources specified above or a failure to diversify its holdings in the manner described above by paying a tax and/or by disposing of certain assets. If, in any taxable year, the Fund fails one of these tests and does not timely cure the failure, the Fund will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by the Fund in computing its taxable income.
Although, in general, the passive loss rules of the Internal Revenue Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to interests in qualified publicly-traded partnerships. The Fund's investments in partnerships, including in qualified publicly-traded partnerships, may result in the Fund being subject to state, local, or non-U.S. income, franchise or withholding tax liabilities.
Taxation of RICs.  As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders, provided that it satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, the Fund must distribute to its shareholders at least the sum of (i) 90% of its “investment company taxable income” (i.e., income other than the excess of its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments, and (ii) 90% of its net tax-exempt income for the taxable year. The Fund will be subject to income tax at regular corporate rates on any taxable income or gains that it does not distribute to its shareholders. If the Fund fails to qualify for any taxable year as a RIC or fails to meet the distribution requirement, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits. In such event, distributions to individuals should be eligible to be treated as qualified dividend income and distributions to corporate shareholders generally should be eligible for
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the dividends received deduction. Although the Fund intends to distribute substantially all of its net investment income and its capital gains for each taxable year, the Fund may decide to retain a portion of its income or gains. The Fund will be subject to U.S. federal income taxation and excise taxation (as described below) to the extent it does not distribute all (or, in the case of the excise tax, substantially all) of such income or gains. In certain circumstances, including in instances where the operational cost of the distribution would exceed the amount of the income or excise tax, BFA or an affiliate may voluntarily pay the tax on behalf of the Fund or reimburse the Fund for the tax. If the Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. If the Fund fails to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Fund had been liquidated) if it qualifies as a RIC in a subsequent year.
Excise Tax.  The Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus at least 98.2% of its capital gain net income for the 12 months ended October 31 of such year. For this purpose, however, any ordinary income or capital gain net income retained by the Fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year.
Net Capital Loss Carryforwards.  Net capital loss carryforwards may be applied against any net realized capital gains in each succeeding year, until they have been reduced to zero.
In the event that the Fund were to experience an ownership change as defined under the Internal Revenue Code, the loss carryforwards and other favorable tax attributes of the Fund, if any, may be subject to limitation.
The Fund had net capital loss carryforwards as set forth in the table below as of July 31, 2025, the tax year-end for the Fund:

Fund	Non-Expiring Capital Loss Carryforward
iShares MSCI Kokusai ETF	$31,612,241
Taxation of U.S. Shareholders.   Dividends and other distributions by the Fund are generally treated under the Internal Revenue Code as received by the shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by the Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided such dividend is actually paid by the Fund during January of the following calendar year.
The Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if the Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax (at a flat rate of 21%) on the amount retained. In that event, unless the retained amount is deemed to be de minimis or the applicable tax is otherwise reimbursed by BFA or an affiliate, the Fund will generally designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to the excess of the amount in clause (a) over the amount in clause (b). Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the IRS.
Distributions of net realized long-term capital gains, if any, that the Fund reports as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund. Such dividends will not be eligible for the dividends received deduction. All other dividends of the Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits (“regular dividends”) are
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generally subject to tax as ordinary income, subject to the discussion of qualified dividend income below. Long-term capital gains are eligible for taxation at a maximum rate of 15% or 20% for non-corporate shareholders, depending on whether their income exceeds certain threshold amounts.
If an individual receives a regular dividend qualifying for the long-term capital gains rates and such dividend constitutes an “extraordinary dividend,” and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An “extraordinary dividend” on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period, or (ii) in an amount greater than 20% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.
Distributions in excess of the Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder’s basis in shares of the Fund, and as a capital gain thereafter (if the shareholder holds shares of the Fund as capital assets). Distributions in excess of the Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to shareholders and will not constitute nontaxable returns of capital. Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive and should have a cost basis in the shares received equal to such amount.
A 3.8% U.S. federal Medicare contribution tax is imposed on net investment income, including, but not limited to, interest, dividends, and net gain from investments, of U.S. individuals with income exceeding $200,000 (or $250,000 if married and filing jointly) and of estates and trusts.
Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If the Fund is the holder of record of any security on the record date for any dividends payable with respect to such security, such dividends will be included in the Fund’s gross income not as of the date received but as of the later of (a) the date such security became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the security would not be entitled to receive the declared, but unpaid, dividends); or (b) the date the Fund acquired such security. Accordingly, in order to satisfy its income distribution requirements, the Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.
In certain situations, the Fund may, for a taxable year, defer all or a portion of its net capital loss (or if there is no net capital loss, then any net long-term or short-term capital loss) realized after October and its late-year ordinary loss (defined as the sum of (i) the excess of post-October foreign currency and passive foreign investment company (“PFIC”) losses over post-October foreign currency and PFIC gains and (ii) the excess of post-December ordinary losses over post-December ordinary income) until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October (or December) may affect the tax character of shareholder distributions.
Sales of Shares.  Upon the sale or exchange of shares of the Fund, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and the shareholder’s basis in shares of the Fund. A redemption of shares by the Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends or capital gains distributions, or by an option or contract to acquire substantially identical shares, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. The Medicare contribution tax described above will apply to the sale of Fund shares.
If a shareholder incurs a sales charge in acquiring shares of the Fund, disposes of those shares within 90 days and then, on or before January 31 of the following calendar year, acquires shares in a mutual fund for which the otherwise applicable sales
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charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents shareholders from immediately deducting the sales charge by shifting their investments within a family of mutual funds.
Backup Withholding.  In certain cases, the Fund will be required to withhold at a 24% rate and remit to the U.S. Treasury such amounts withheld from any distributions paid to a shareholder who: (i) has failed to provide a correct taxpayer identification number; (ii) is subject to backup withholding by the IRS; (iii) has failed to certify to the Fund that such shareholder is not subject to backup withholding; or (iv) has not certified that such shareholder is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's U.S. federal income tax liability.
Sections 351 and 362.  The Trust, on behalf of the Fund, has the right to reject an order for a purchase of shares of the Fund if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to Sections 351 and 362 of the Internal Revenue Code, the Fund would have a basis in the securities different from the market value of such securities on the date of deposit. If the Fund’s basis in such securities on the date of deposit was less than market value on such date, the Fund, upon disposition of the securities, would recognize more taxable gain or less taxable loss than if its basis in the securities had been equal to market value. It is not anticipated that the Trust will exercise the right of rejection except in a case where the Trust determines that accepting the order could result in material adverse tax consequences to the Fund or its shareholders. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.
Taxation of Certain Derivatives.  The Fund’s transactions in zero coupon securities, non-U.S. currencies, forward contracts, options and futures contracts (including options and futures contracts on non-U.S. currencies), to the extent permitted, will be subject to special provisions of the Internal Revenue Code (including provisions relating to “hedging transactions” and “straddles”) that, among other consequences, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any zero coupon security, non-U.S. currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a RIC.
The Fund’s investments in so-called “Section 1256 contracts,” such as regulated futures contracts, most non-U.S. currency forward contracts traded in the interbank market and options on most security indexes, are subject to special tax rules. All Section 1256 contracts held by the Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in Section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.
As a result of entering into swap contracts, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than one year). With respect to certain types of swaps, the Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss.
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Qualified Dividend Income.  Distributions by the Fund of investment company taxable income (including any short-term capital gains), whether received in cash or shares, will be taxable either as ordinary income or as qualified dividend income, which is eligible to be taxed at long-term capital gain rates to the extent the Fund receives qualified dividend income on the securities it holds and the Fund reports the distribution as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable U.S. corporations (but generally not from U.S. REITs) and certain non-U.S. corporations (e.g., non-U.S. corporations that are not PFICs and which are incorporated in a possession of the U.S. or in certain countries with a comprehensive tax treaty with the U.S., or the stock of which is readily tradable on an established securities market in the U.S. (where the dividends are paid with respect to such stock)). Substitute payments received by the Fund for securities lent out by the Fund will not be qualified dividend income.
A dividend from the Fund will not be treated as qualified dividend income to the extent that: (i) the shareholder has not held the shares on which the dividend was paid for 61 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become ex-dividend with respect to such dividend or the Fund fails to satisfy those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder (or, in the case of certain preferred stocks, the holding requirement of 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend with respect to such dividend); (ii) the Fund or the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property; or (iii) the shareholder elects to treat such dividend as investment income under Section 163(d)(4)(B) of the Internal Revenue Code. Dividends received by the Fund from a REIT or another RIC may be treated as qualified dividend income only to the extent the dividend distributions are attributable to qualified dividend income received by such REIT or other RIC. It is expected that dividends received by the Fund from a REIT and distributed to a shareholder generally will be taxable to the shareholder as ordinary income. However, a non-corporate taxpayer who is a direct REIT shareholder may claim a 20% “qualified business income” deduction for ordinary REIT dividends, and a RIC may report dividends as eligible for this deduction to the extent the RIC’s income is derived from ordinary REIT dividends (reduced by allocable RIC expenses). A shareholder may treat the dividends as such provided the RIC and the shareholder satisfy applicable holding period requirements. Distributions by the Fund of its net short-term capital gains will be taxable as ordinary income.
Corporate Dividends Received Deduction.  Dividends paid by the Fund that are attributable to dividends received by the Fund from U.S. corporations may qualify for the U.S. federal dividends received deduction for corporations. A 46-day minimum holding period during the 90-day period that begins 45 days prior to ex-dividend date (or 91-day minimum holding period during the 180 period beginning 90 days prior to ex-dividend date for certain preference dividends) during which risk of loss may not be diminished is required for the applicable shares, at both the Fund and shareholder level, for a dividend to be eligible for the dividends received deduction. Restrictions may apply if indebtedness, including a short sale, is attributable to the investment.
Excess Inclusion Income.  Under current law, the Fund serves to block unrelated business taxable income (“UBTI”) from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Section 514(b) of the Internal Revenue Code. Certain types of income received by the Fund from REITs, real estate mortgage investment conduits, taxable mortgage pools or other investments may cause the Fund to report some or all of its distributions as “excess inclusion income.” To Fund shareholders, such excess inclusion income may: (i) constitute taxable income, as UBTI for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (ii) not be offset by otherwise allowable deductions for tax purposes; (iii) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (iv) cause the Fund to be subject to tax if certain “disqualified organizations,” as defined by the Internal Revenue Code, are Fund shareholders. If a charitable remainder annuity trust or a charitable remainder unitrust (each as defined in Section 664 of the Internal Revenue Code) has UBTI for a taxable year, a 100% excise tax on the UBTI is imposed on the trust.
The Fund tries to avoid investing in REITs that are expected to generate excess inclusion income, but the Fund may not always be successful in doing so. Because information about a REIT’s investments may be inadequate or inaccurate, or because a REIT may change its investment program, the Fund may not be successful in avoiding the consequences described above. Avoidance of investments in REITs that generate excess inclusion income may require the Fund to forego otherwise attractive investment opportunities.
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Non-U.S. Investments.  Under Section 988 of the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a non-U.S. currency and the time the Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. In general, gains (and losses) realized on debt instruments will be treated as Section 988 gain (or loss) to the extent attributable to changes in exchange rates between the U.S. dollar and the currencies in which the instruments are denominated. Similarly, gains or losses on non-U.S. currency, non-U.S. currency forward contracts and certain non-U.S. currency options or futures contracts denominated in non-U.S. currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss unless the Fund were to elect otherwise.
The Fund may be subject to non-U.S. income taxes withheld at the source. The Fund, if permitted to do so, may elect to “pass through” to its investors the amount of non-U.S. income taxes paid by the Fund provided that the Fund held the security on the dividend settlement date and for at least 15 additional days immediately before and/or thereafter, with the result that each investor with respect to shares of the Fund held for a minimum 16-day holding period at the time of deemed distribution will (i) include in gross income, even though not actually received, the investor’s pro rata share of the Fund’s non-U.S. income taxes, and (ii) either deduct (in calculating U.S. taxable income, but only for investors who itemize their deductions on their personal tax returns) or credit (in calculating U.S. federal income tax) the investor’s pro rata share of the Fund’s non-U.S. income taxes. Withholding taxes on dividends on non-U.S. securities while such securities are lent out by the Fund are not eligible for non-U.S. tax credit pass through. Taxes not “passed through” for tax purposes will not be available to shareholders for foreign tax credit purposes. A non-U.S. person invested in the Fund in a year that the Fund elects to “pass through” its non-U.S. taxes may be treated as receiving additional dividend income subject to U.S. withholding tax. A non-U.S. tax credit may not exceed the investor’s U.S. federal income tax otherwise payable with respect to the investor’s non-U.S. source income. For this purpose, shareholders must treat as non-U.S. source gross income (i) their proportionate shares of non-U.S. taxes paid by the Fund and (ii) the portion of any dividend paid by the Fund that represents income derived from non-U.S. sources; the Fund’s gain from the sale of securities will generally be treated as U.S.-source income. Certain limitations will be imposed to the extent to which the non-U.S. tax credit may be claimed. If your Fund shares are loaned pursuant to securities lending arrangements, you may lose the ability to use any non-U.S. tax credits passed through by the Fund or to treat Fund dividends (paid while the shares are held by the borrower) as qualified dividends. Regarding a short sale with respect to shares of the Fund, substitute payments made to the lender of such shares may not be deductible under certain circumstances. Consult your financial intermediary or tax advisor.
The Fund has filed refund claims in various EU countries to recover taxes withheld on dividend income received during past years based upon certain provisions in the Treaty on the Functioning of the EU. Whether or when a Fund will receive a tax refund is within the control of the individual country. Pending confirmatory guidance from the IRS, the refunds received may reduce the Fund’s pass-through of foreign tax credits in such year and potentially future years or may result in the Fund paying an IRS compliance fee to cover the effect of the tax credits previously passed through to shareholders on refunded foreign taxes.
Passive Foreign Investment Companies.  If the Fund purchases shares in PFICs, it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.
If the Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Internal Revenue Code, in lieu of the foregoing requirements, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.
Alternatively, the Fund may make a mark-to-market election that would result in the Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, the Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the IRS. By making the election, the Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize
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income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The Fund may have to distribute this “phantom” income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax.
The Fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effects of these rules.
Reporting.  If a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a RIC are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Other Taxes.  Dividends, distributions and redemption proceeds may also be subject to additional state, local and non-U.S. taxes depending on each shareholder’s particular situation.
Taxation of Non-U.S. Shareholders.  Dividends paid by the Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. Dividends paid by the Fund from net tax-exempt income or long-term capital gains are generally not subject to such withholding tax. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN or IRS Form W-8BEN-E certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides an IRS Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the U.S. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN, IRS Form W-8BEN-E or other applicable form may be subject to backup withholding at the appropriate rate.
Properly-reported dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of the Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder or partner, reduced by expenses that are allocable to such income) or (ii) are paid in respect of the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, the Fund may report all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN, IRS Form W-8BEN-E or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.
Special rules may apply to a foreign shareholder receiving a Fund distribution if at least 50% of the Fund's assets consist of interests in U.S. real property interests, including certain REITs and U.S. real property holding corporations (as defined in the Internal Revenue Code and Treasury regulations). Fund distributions that are attributable to gain from the disposition of a U.S. real property interest will be taxable as ordinary dividends and subject to withholding at a 30% or lower treaty rate if the foreign shareholder held no more than 5% of the Fund's shares at any time during the one-year period ending on the date of the distribution. If the foreign shareholder held at least 5% of the Fund's shares, the distribution would be treated as income effectively connected with a trade or business within the U.S. and the foreign shareholder would be subject to withholding tax at a rate of 21% and would generally be required to file a U.S. federal income tax return.
Similar consequences would generally apply to a foreign shareholder's gain on the sale of Fund shares unless the Fund is domestically controlled (meaning that more than 50% of the value of the Fund's shares is held by U.S. shareholders) or the foreign shareholder owns no more than 5% of the Fund's shares at any time during the five-year period ending on the date of sale. Finally, a domestically controlled Fund may be required to recognize a portion of its gain on the in-kind distribution of
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certain U.S. real property interests. Shareholders that are nonresident aliens or foreign entities are urged to consult their own tax advisors concerning the particular tax consequences to them of an investment in the Fund.
The rules laid out in the previous two paragraphs, other than the withholding rules, will apply notwithstanding the Fund’s participation in a wash sale transaction or its payment of a substitute dividend.
Shareholders that are nonresident aliens or foreign entities are urged to consult their own tax advisors concerning the particular tax consequences to them of an investment in the Fund.
Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to: (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders; and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to: (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders; comply with due diligence procedures with respect to the identification of U.S. accounts; report to the IRS certain information with respect to U.S. accounts maintained; agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information; and determine certain other information concerning their account holders, or (ii) in the event an intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities may need to report the name, address, and taxpayer identification number of each substantial U.S. owner or provide certifications of no substantial U.S. ownership unless certain exceptions apply.
Shares of the Fund held by a non-U.S. shareholder at death will be considered situated within the U.S. and subject to the U.S. estate tax.
The foregoing discussion is a summary of certain material U.S. federal income tax considerations only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisors as to the tax consequences of investing in such shares, including consequences under state, local and non-U.S. tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date of this SAI. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.
Financial Statements
The Fund's audited Financial Statements, including the Financial Highlights, appearing in the Annual Report to Shareholders and the report therein of PricewaterhouseCoopers LLP, an independent registered public accounting firm, are hereby incorporated by reference in this SAI. The Annual Report to Shareholders, which contains the referenced audited financial statements, is available upon request and without charge.
Miscellaneous Information
Counsel.  Willkie Farr & Gallagher LLP, located at 787 Seventh Avenue, New York, NY 10019, is counsel to the Trust.
Independent Registered Public Accounting Firm.  PricewaterhouseCoopers LLP, located at Two Commerce Square, 2001 Market Street, Philadelphia, PA 19103, serves as the Trust's independent registered public accounting firm, audits the Fund's financial statements, and may perform other services.
Shareholder Communications to the Board.  The Board has established a process for shareholders to communicate with the Board. Shareholders may contact the Board by mail. Correspondence should be addressed to iShares Board of Trustees, c/o BlackRock Fund Advisors, iShares Fund Administration, 400 Howard Street, San Francisco, CA 94105. Shareholder communications to the Board should include the following information: (i) the name and address of the shareholder; (ii) the number of shares owned by the shareholder; (iii) the Fund(s) of which the shareholder owns shares; and (iv) if these shares
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are owned indirectly through a broker, financial intermediary or other record owner, the name of the broker, financial intermediary or other record owner. All correspondence received as set forth above shall be reviewed by the Secretary of the Trust and reported to the Board.
Investors’ Rights.  The Fund relies on the services of BFA and its other service providers, including the Distributor, administrator, custodian and transfer agent. Further information about the duties and roles of these service providers is set out in this SAI. Investors who acquire shares of the Fund are not parties to the relevant agreement with these service providers and do not have express contractual rights against the Fund or its service providers, except certain institutional investors that are Authorized Participants may have certain express contractual rights with respect to the Distributor under the terms of the relevant Authorized Participant Agreement. Investors may have certain legal rights under federal or state law against the Fund or its service providers. In the event that an investor considers that it may have a claim against the Fund, or against any service provider in connection with its investment in the Fund, such investor should consult its own legal advisor.
By contract, Authorized Participants irrevocably submit to the non-exclusive jurisdiction of any New York State or U.S. federal court sitting in New York City over any suit, action or proceeding arising out of or relating to the Authorized Participant Agreement. Jurisdiction over other claims, whether by investors or Authorized Participants, will turn on the facts of the particular case and the law of the jurisdiction in which the proceeding is brought.
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Appendix A - Proxy Voting Policies
A-1

Open-End Active and Fixed Income Index Fund Proxy Voting Policy
Procedures Governing Delegation of Proxy Voting to Fund Advisers
Effective Date: January 1, 2025
________________________________________
Applies to the following types of Funds registered under the 1940 Act:
☐ Index Equity Mutual Funds and Exchange-Traded Funds
☒ Open-End Active and Fixed Income Index Mutual Funds and Exchange-Traded Funds
☐ Money Market Funds
☐ Closed-End Funds
☐ Other
________________________________________
Objective and Scope
Set forth below is the Open-End Active and Fixed Income Index Fund Proxy Voting Policy.
Policy / Document Requirements and Statements
The Boards of Trustees/Directors (“Directors”) of certain open-end funds (the “Funds”) advised by BlackRock Fund Advisors or BlackRock Advisors, LLC (“BlackRock”), have the responsibility for the oversight of voting proxies relating to portfolio securities of the Funds, and have determined that it is in the best interests of the Funds and their shareholders to delegate the responsibility to vote proxies to BlackRock, subject to the principles outlined in this Policy, as part of BlackRock’s authority to manage, acquire and dispose of account assets, all as contemplated by the Funds’ respective investment management agreements.
BlackRock has adopted the BlackRock Active Investment Stewardship Global Engagement and Voting Guidelines (as from time to time amended, the “Guidelines”) governing proxy voting by active and fixed income index Funds managed by BlackRock. The Guidelines include “climate and decarbonization” guidelines which apply to the Funds listed in Appendix A, if any.
BlackRock will cast votes on behalf of each of the Funds covered by this policy on specific proxy issues in respect of securities held by each such Fund (or may refrain from voting) in accordance with the Guidelines.
Conflicts Management
BlackRock Active Investment Stewardship (“BAIS”) maintains policies and procedures that seek to prevent undue influence on BlackRock’s proxy voting activity and to mitigate material conflicts of interest in the exercise of proxy voting responsibilities. Potential material conflicts, and the resultant potential for undue influence, might be due to a relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates or employees, or a Fund or a Fund’s affiliates. BlackRock has taken certain steps to mitigate potential conflicts, which are outlined in detail in the Guidelines. In mitigating conflicts, BAIS will adhere to the Guidelines.
In certain instances, BAIS will engage an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid potential conflicts of interest, to satisfy regulatory compliance requirements, or as may be otherwise required by applicable law.
A-2

With respect to the relationship between securities lending and proxy voting, shares on loan cannot be voted and BlackRock may determine to recall them for voting, as guided by BlackRock’s fiduciary responsibility to act in clients’ financial interests. The Guidelines set forth BlackRock’s approach to recalling securities on loan in connection with proxy voting.
Reports to the Board
BlackRock will report on an annual basis to the Directors on (1) a summary of the proxy voting process as applicable to the Funds covered by this policy in the preceding year together with a representation that all votes were in accordance with the Guidelines and (2) any material changes to the Guidelines, including material changes to conflicts management practices, that have not previously been reported.
Appendix A
BlackRock U.S. Carbon Transition Readiness ETF
BlackRock World ex U.S. Carbon Transition Readiness ETF
A-3

BlackRock Active Investment Stewardship
Global Engagement and Voting Guidelines
Effective as of January 2025

Overview	A-4
Introduction to BlackRock	A-4
About BlackRock Active Investment Stewardship	A-5
Our approach to stewardship within active equities	A-5
Our approach to stewardship within fixed income	A-5
Boards of Directors	A-6
Executive compensation	A-8
Non-executive director compensation	A-9
Capital structure	A-9
Transactions and special situations	A-10
Corporate reporting, risk management and audit	A-11
Shareholder rights and protections	A-12
Shareholder proposals	A-13
Corporate political activities	A-13
Sustainability, or environmental and social, considerations	A-13
Key stakeholders	A-14
Climate and decarbonization investment objectives	A-14
Appendix 1: How we fulfil and oversee our active investment stewardship responsibilities	A-14
Overview
This document provides high level guidance on how BlackRock Active Investment Stewardship (BAIS) views corporate governance matters that are commonly put to a shareholder vote, or on which investors engage with issuers. BAIS works in partnership with BlackRock’s investment teams, excluding index equity, providing expertise on investment stewardship, engaging with companies on behalf of those teams when appropriate, and assisting in recommending, operationalizing and reporting on voting decisions. The guidance informs BAIS’ voting recommendations to BlackRock’s active portfolio managers. It applies to active equity holdings in BlackRock’s fundamental equity, systematic equity and multi-asset solutions strategies. It also may apply to holdings in BlackRock’s index and active fixed income strategies, to the extent those strategies hold voting securities or conduct issuer engagements. The guidelines are not prescriptive as active portfolio managers have discretion as to how they integrate these guidelines within their investment processes in light of their clients’ or funds’ investment objectives. There are separate, independently developed principles and voting policies that are applied to BlackRock’s index equity investments by a distinct and independent function, BlackRock Investment Stewardship.
Introduction to BlackRock
BlackRock’s purpose is to help more and more people experience financial well-being. We manage assets on behalf of institutional and individual clients, across a full spectrum of investment strategies, asset classes, and regions. Our client base includes pension plans, endowments, foundations, charities, official institutions, insurers, and other financial institutions, as well as individuals around the world.
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About BlackRock Active Investment Stewardship
BlackRock Active Investment Stewardship (BAIS) is a specialist team within the Portfolio Management Group and manages BlackRock’s stewardship engagement and voting on behalf of clients invested in active strategies globally. BAIS is also responsible for engagement with issuers in index fixed income strategies, where appropriate. Our activities are informed by these Global Engagement and Voting Guidelines (“the Guidelines”) and insights from active investment analysts and portfolio managers, with whom we work closely in engaging companies and voting at shareholder meetings.
Engagement with public companies is the foundation of our approach to stewardship within fundamental active investing. Through direct dialogue with company leadership, we seek to understand their businesses and how they manage risks and opportunities to deliver durable, risk adjusted financial returns. Generally, portfolio managers and stewardship specialists engage jointly on substantive matters. Our discussions focus on topics relevant to a company’s success over time including governance and leadership, corporate strategy, capital structure and financial performance, operations and sustainability-related risks, as well as macro-economic, geopolitical and sector dynamics. We aim to be constructive investors and are generally supportive of management teams that have a track record of financial value creation. We aim to build and maintain strong relationships with company leadership based on open dialogue and mutual respect.
Different active equity strategies may implement these voting guidelines differently, as a result of the latitude the portfolio manager has to make independent voting decisions aligned with their portfolio objectives and investment strategy. For example, BAIS will generally vote the holdings in Systematic Active Equity portfolios in accordance with these guidelines. We provide voting recommendations to fundamental equity portfolio managers, who may determine to vote differently based on their portfolio investment objectives and strategy.
These guidelines discuss corporate governance topics on which we may engage with management teams and board directors(1) and matters that routinely come to a shareholder vote. We recognize that accepted corporate governance norms can differ across markets, and believe these guidelines represent globally applicable elements of governance that support a company’s ability to manage material risks and opportunities and deliver financial returns to investors. Generally, we believe companies should observe accepted corporate governance norms within their local markets or, particularly in markets without well-established norms, aspire to widely recognized international best practices. As one of many minority shareholders, BlackRock cannot – and does not try to – direct a company’s strategy or its implementation. We look to companies to provide disclosures that explain how their approach to corporate governance best aligns with the financial interests of their investors.
Our approach to stewardship within active equities
As shareholders of public companies, BlackRock’s clients have certain fundamental rights, including the right to vote on proposals put forth by a company’s management or its shareholders. The voting rights attached to these clients’ holdings are an important mechanism for investors to express support for, or concern about, a company’s performance. As a fiduciary, BlackRock is legally required to make proxy voting determinations, on behalf of clients who have delegated voting authority to us, in a manner that is consistent with their investment objectives.
In general, we tend to support the recommendations of the board of directors and management. As indicated below, we may vote against management recommendations when we have concerns about how companies are serving the financial interests of our clients as their shareholders. We take a globally consistent approach to voting but consider the different corporate governance regulations and norms in various markets. Votes are determined on a case-by-case basis, in the context of a company’s situation and the investment mandate we have from clients. Please see page 16 for more information about how we fulfil and oversee BlackRock’s non-index equity investment stewardship responsibilities.
Our approach to stewardship within fixed income
Although fixed income investors do not have the right to vote at shareholder meetings, issuer engagement is a component of fixed income investment strategies at BlackRock, particularly those with sustainability objectives in addition to financial objectives. Most corporate governance-related fixed income engagements are undertaken in conjunction with the active investment stewardship team, and often active equity investors. In addition to the topics listed below, engagement with fixed

(1)
References to the board, board directors or non-executive directors should be understood to include supervisory boards and their members, where relevant.
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income investment teams can help inform an issuer’s approach to structuring specialist issuances, such as green bonds, and the standard terms and information in bond documentation.
Boards of Directors
Roles and responsibilities
There is widespread consensus that the foundation of good corporate governance is an effective board of directors that is able to advise and supervise management in an independent and objective manner(2).
We look to the board of directors (hereafter ‘the board’) to have an oversight role in the establishment and realization of a company’s strategy, purpose and culture. These constructs are interdependent and, when aligned, can better position a company to be resilient in the face of a changing business environment, help reduce the risks of corporate or employee misconduct, and attract and retain the caliber of workers necessary to deliver financial performance over time.
In promoting the success of the company, the board ensures the necessary resources, policies and procedures are in place to help management meet its strategic objectives within an agreed risk tolerance.
One of the most important responsibilities of the board is to appoint, and remove as necessary, the chief executive officer (CEO). In addition, the board plays a meaningful role in monitoring the performance of the CEO and other key executives, determining executive compensation, ensuring a rigorous audit, overseeing strategy execution and risk management and engaging with shareholders, and other stakeholders, as necessary.
Composition and effectiveness
Appointment process
A formal and transparent process for identifying and appointing director candidates is critical to ensuring the board is composed of directors with the appropriate mix of skills and experience. The board or a sub-committee should determine the general criteria given the company’s circumstances (e.g., sector, maturity, geographic footprint) and any additional criteria for a specific role being filled (e.g., financial expertise, industry track record). To inform the process, we encourage companies to review the skills and experience of incumbent directors to identify any gaps and whether a director candidate’s characteristics would be additive. We welcome disclosures that explain how the board considered different skills, backgrounds and experience to ensure the directors collectively can be effective in fulfilling their responsibilities. We assess a company’s board composition against that of its peer group and local market requirements.
Shareholders periodically vote to elect, remove and nominate directors to serve on the board. We may vote against the election of the most senior independent director, or the chair of the relevant committee, where a company has not demonstrated it has an appointment process that results in a high functioning board with the appropriate complement of skills, backgrounds and experience amongst the directors to support strong financial performance over time. We may vote against newly nominated directors who do not seem to have the appropriate skills or experience to contribute to the board’s effectiveness.
Independence
Director independence from management, significant shareholders or other stakeholders (e.g., government or employees) is of paramount importance to the protection of the interests of minority shareholders such as BlackRock’s clients. At least half of the directors should be independent and free from conflicts of interest or undue influence(3). This ensures sufficient independent directors to have appropriately independent board committees. Companies domiciled in markets with a higher threshold for board independence should meet those requirements.

(2)
See the Corporate Governance Codes of Germany, Japan, and the UK, as well as the corporate governance principles of the US Business Roundtable as examples.
(3)
Common impediments to independence may include but are not limited to: current or recent employment at the company or a subsidiary; being, or representing, a shareholder with a substantial shareholding in the company; interlocking directorships; lengthy tenure, and having any other interest, business, or other relationship which could, or could reasonably be perceived to, materially interfere with a director’s ability to act in the best interests of the company and shareholders.
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We may vote against the election of non-independent directors if the board does not have a sufficient balance of independence. We may also vote against the election of the chair of the committee responsible for board composition if this is a perennial issue.
Independent board leadership
Practices across markets differ, as do board structures, but we observe two main approaches to independent board leadership. One is a non-executive, independent chair of the board who is responsible for leading the board in the effective exercise of its duties. The other is a lead or senior independent director, who is responsible for coordinating with the other non-executive directors and working closely with the executive chair on the board agenda and other board procedures. In this case, the executive chair and the lead independent director work together to ensure the board is effectively fulfilling its responsibilities. In our view, the independent leader of the board, and/or the chair of a relevant committee, should be available to investors to discuss board governance matters such as CEO succession, executive pay, and board performance. We look to boards to explain their independent board leadership model and how it serves the interests of shareholders.
We may vote against the election of the chair of the committee responsible for board composition if there is not an identified independent leader of the board with clear responsibilities for board performance. We may vote against the most senior independent director if the board has a policy of not engaging with shareholders.
Tenure and succession
Boards should establish the length of time a director would normally be expected to serve, in line with market norms where those exist. In such markets, we find it helpful when companies disclose their approach to director tenure particularly around the contributions of directors who have served for longer periods than provided for in local practices. In our experience, long-serving directors could become less independent given their relationship with management and involvement in past board decisions.
Succession planning for board roles helps achieve the appropriate cadence of turnover that balances renewal through the regular introduction of directors with fresh perspectives and expertise with continuity through the retention of directors with long-term knowledge of the board and company.
In markets where there is not specific director tenure guidance, we may vote against the election of the chair of the committee responsible for board composition if there is not a clearly disclosed approach to director tenure and board renewal. We may vote against the election of directors who have served for longer duration than typical in markets with specific guidance, where the case for their continued service is not evident.
Capacity
To be effective and engaged, directors must commit appropriate time and energy to the role. A board should assess the ability of its members to maintain an appropriate focus on board matters and the company taking into consideration competing responsibilities. We recognize that board leadership roles vary across markets in responsibilities and required time commitment but note that they are generally more intensive than a standard directorship. We will take local norms and practices into consideration when making our voting determinations across markets.
We may vote against the election of directors who do not seem to have sufficient capacity to effectively fulfil their duties to the board and company.
Director elections
In support of director accountability to shareholders, directors should stand for election on a regular basis, ideally annually. A classified board structure may be justified by a company when it needs consistency and stability during a time of transition, or on the basis of its business model, e.g., a non-operating company such as closed-end funds.
Shareholders should have the opportunity to evaluate nominated directors individually rather than in bundled slates. We look to companies to provide sufficient information on each director standing for election so that shareholders can assess their capabilities and suitability. We will not support the election of directors whose names and biographical details have not been disclosed sufficiently in advance of the shareholder meeting.
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Each director’s appointment should be dependent on receiving a simple majority of the votes cast at the shareholder meeting. Where a company’s practices differ, we look to the board to provide a detailed explanation as to how its approach best serves investors’ interests.
We may vote for shareholder or management proposals seeking to establish annual election of directors and/or a simple majority vote standard for director elections. We may vote against all the directors standing for election as part of a single slate if we have concerns about the profile or performance of an individual director.
Committees
Many boards establish committees to focus on specific responsibilities of the board such as audit and risk, governance and human capital, and executive compensation, amongst other matters. We do not prescribe to companies what committees they should establish but we seek to understand the board’s rationale for the committee structure it determines is appropriate. We note that, in some markets, regulation requires such committees. The responsibilities of each committee should be clear, and the board should ensure that all critical matters are assigned either to the full board or to one of the committees. The board should disclose to shareholders the structure, membership, proportion of independent directors, and responsibilities of each committee. The responsibilities we typically see assigned to the three most common committees include:
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Audit and risk – oversight responsibilities for the integrity of financial reporting, risk management and compliance with legal and regulatory requirements; may also play an oversight role in relation to the internal audit function and whistleblowing mechanisms.
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Nominating, governance and human capital – ensures appropriate corporate governance principles and practices including the periodic review of board performance; responsible for succession planning for CEO and key board roles, as well as the director appointment process; may also have oversight responsibilities for human capital management strategies including corporate culture and purpose.
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Executive compensation – determines the compensation policies and programs for the CEO and other executive officers, approves annual awards and payments under the policies; may also have oversight responsibilities for firm-wide compensation policies.
We may vote against the election of the chair of the committee or other directors serving as committee members to convey our concerns and provide feedback on how a committee has undertaken its responsibilities. We may vote against the election of the most senior non-executive director if there is not a clearly disclosed approach to board committees.
Board and director evaluation
We consider it best practice for companies to conduct an annual review of the performance of the board, the committees, the chair and individual directors. Periodically, this review could be undertaken by an independent third party able to bring objective perspectives to the board on governance and performance. We encourage companies to disclose their approach to and objectives of evaluations, including any changes made to the board’s approach as a result.
Access to independent advice
To support the directors in effectively fulfilling their duties to the company and shareholders, they should have access to independent advice. When circumstances warrant, boards should be able to retain independent third parties to advise on critical matters. These might include new industry developments such as emergent and disruptive technology, operating events with material consequences for the company’s reputation and/or performance, or significant transactions. Board committees may similarly retain third parties to advise them on specialist matters such as audit, compensation and succession planning.
Executive compensation
Boards should establish compensation arrangements that enable the company to recruit, retain and reward the caliber of executive management necessary to lead and operate the company to deliver superior financial returns over time. We focus on alignment between variable pay and a company’s financial performance.
Generally, executive compensation arrangements have four components: base salary, annual bonus that rewards performance against short-term metrics, share-based incentives that reward performance against long-term metrics, and
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pensions and benefits. In our observation, base salary, pensions and benefits are largely set relative to market norms and benchmarks. The annual bonus and share-based incentive, or variable pay plans, tend to be tailored to the company, its sector and long-term strategy, as well as the individuals the board is seeking to recruit and motivate.
Recognizing the unique circumstances of each company, we determine whether to support a company’s approach to executive compensation on a case-by-case basis. We rely on companies providing sufficient quantitative and qualitative information in their disclosures to enable shareholders to understand the compensation arrangements and assess the alignment with investors’ interests. Features we look for in compensation arrangements include:
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Fixed pay components, including base salary, benefits and prerequisites that are appropriate in the context of the company’s size, sector and market.
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Variable pay subject to performance metrics that are closely linked to the company’s short- and long-term strategic objectives.
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Long-term incentives that motivate sustained performance across a multi-year period.
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A balance between fixed and variable pay, short- and long-term incentives, and specific instruments (cash and equity awards) that promotes pay program durability and seldom necessitates one-off, discretionary payments.
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Outcomes that are consistent with the returns to investors over the relevant time period.
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Board discretion, if allowed within the variable pay arrangements, to be used sparingly, responsibly and transparently.
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A requirement, that participants in long-term share-based incentive plans build a meaningful shareholding in the company within a defined time period, as determined by the board.
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Change of control provisions that appropriately balance the interests of executives and shareholders.
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Clawback or malus provisions that allow the company to recoup or hold back variable compensation from individuals whose awards were based on fraudulent activities, misstated financial reports, or executive misconduct.
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Severance arrangements that protect the company’s interests but do not cost more than is contractual.
We may vote against proposals to introduce new share-based incentives, approve existing policies or plans, or approve the compensation report where we do not see alignment between executive compensation arrangements and our clients’ financial interests. When there is not an alternative, or where there have been multi-year issues with compensation misaligned with performance, we may vote against the election of the chair of the responsible committee, or the most senior independent director.
Non-executive director compensation
Companies generally pay non-executive directors an annual retainer or fee in cash, shares or a combination of the two. Some companies also pay additional fees for service on board committees or in board leadership roles. We do not support non-executive directors participating in performance-based incentive plans as doing so may create a conflict of interest and undermine their independence from management, whom they oversee.
Capital structure
Boards are responsible for ensuring senior executive leadership has established a capital strategy that achieves appropriate capital allocation and management in support of long-term financial resilience.
Where company practices diverge from those set out below, we look for companies to disclose why they view these practices to be aligned with shareholders’ interests. We may vote against management proposals seeking capital-related authorities or the election of the most senior independent director if we have concerns about a company’s approach. We may also support a shareholder proposal seeking conversion of shares with differentiated voting rights to a one-share, one-vote standard.
Share issuance
We assess requests for share issuance for particular transactions on a case-by-case basis. We will generally support authorities to issue shares when subject to pre-emptive rights, and up to 20% absent pre-emptive rights. Companies should seek regular approval of these authorities to allow shareholders to take into consideration how prior authorities were used, as well as the current circumstances of the company and the market environment.
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Share buybacks
We assess share buyback proposals in the context of the company’s disclosed capital management strategy and management’s determination of the appropriate balance between investment that supports the long-term growth of the company and returning cash to investors. We also take into consideration the effect of a buyback program on the company’s balance sheet and executive compensation arrangements and the price at which shares are repurchased relative to market price. Companies should seek regular approval of these authorities to allow shareholders to take into consideration how prior authorities were used, as well as the current circumstances of the company and the market environment.
We would normally expect companies to cancel repurchased shares. If a company plans to retain them as treasury shares, management should provide a detailed rationale in the context of the disclosed capital management strategy.
Dividends
We generally defer to management and the board on dividend policy but may engage to seek further clarification where a proposed dividend appears out of line with the company’s financial position.
Differentiated voting rights
We prefer companies to adopt a one-share, one-vote structure for share classes with the same economic exposure. Certain companies, particularly those new to public markets, could make the case to adopt a differentiated voting rights structure, or dual class stock. In those situations, we encourage companies to evaluate and seek approval for their capital structure on a periodic basis.
Transactions and special situations
We monitor developments in transactions and special situations closely and undertake our own detailed analyses of proposals.
Mergers and acquisitions
We evaluate proposed mergers or acquisitions by assessing the financial outcome for our clients as minority shareholders. Management should provide an assessment of the proposed transaction’s strategic and financial rationale, along with its execution and operational risks. We review each transaction independently based on these factors and the degree to which the transaction enhances shareholder value. The board should consider establishing an ad hoc transaction committee to undertake an independent assessment of a significant merger or acquisition, in advance of making its recommendation to shareholders.
We will vote against transactions that, in our assessment, do not advance our clients’ financial interests.
Anti-takeover defenses
In principle, we do not support companies using anti-takeover defenses, also known as poison pills or shareholder rights plans, as they can entrench management and boards which have not delivered long-term shareholder value. By exception, a poison pill may be supported if its purpose is to delay a takeover that is considered sub-optimal and enable management to seek an improved offer. Similarly, management could make the case to use a poison pill to block a shareholder activism campaign that may be counter to the interests of other investors. Defense mechanisms introduced in these circumstances should be limited in term and threshold, and also be closely monitored by the independent members of the board. We look for a shareholder vote for any mechanisms expected to be in place for more than 12 months.
Shareholder activism
When companies are the focus of an activism campaign, we may engage with the activist to understand their analysis and objectives, once they have gone public. We will also engage with company management and possibly board members, especially those the activist may be seeking to replace. In our assessment, we evaluate various factors, including the concerns raised by the activist and the case for change; the quality of both the activist’s and management’s plans; and the qualifications of each party’s candidates. We evaluate each contested situation by assessing the potential financial outcome for our clients as minority shareholders.
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We may support board candidates nominated by a shareholder activist if the activist has demonstrated that their case for change enhances shareholder value, or if the incumbent board members do not demonstrate the relevant skills and expertise or have a poor track record of protecting shareholders’ interests.
Significant shareholders and related party transactions
Boards of companies with affiliated shareholders or directors should be able to demonstrate that the interests of all shareholders are given equitable consideration.
Transactions with related parties, such as significant shareholders or companies connected with the public company, should be disclosed in detail and conducted on terms similar to what would objectively have been agreed with a non-related party. Such transactions should be reviewed and approved by the independent members of the board, and if voted on, only disinterested shareholders should vote.
Corporate reporting, risk management and audit
Investors depend on corporate reporting, both regulatory and voluntary, to understand a company’s strategy, its implementation and financial performance, as well as to assess the quality of management and operations and potential for the company to create shareholder value over time. The board should oversee corporate reporting and the policies and procedures underpinning the internal audit function and external audit.
A company’s financial reporting should provide decision-useful information for investors and other stakeholders on its financial performance and position. It should provide an accurate and balanced assessment of the risks and opportunities the company faces in realizing its long-term strategy. Accordingly, the assumptions made by management and reviewed by the auditor in preparing the financial statements should be reasonable and justified. Financial statements should be prepared in accordance with globally developed reporting standards and any divergence from generally accepted accounting principles should be explained in detail and justified. Accounting restatements should be explained in detail and any remedial actions, and the implications of these, disclosed.
In this context, audit committees play a vital role in a company’s financial reporting system by providing independent oversight of the accounts, material financial and, where appropriate to the jurisdiction, nonfinancial information, internal control frameworks and Enterprise Risk Management systems. In our view, effective audit committee oversight strengthens the quality and reliability of a company’s financial statements and provides an important level of reassurance to shareholders. Audit committees should have a procedure in place for assessing the independence of the auditor and the quality of the external audit process annually.
Similarly, material sustainability-related factors that are integral to how a company manages risks or generates revenue should be disclosed. In our view, the standards developed by the International Sustainability Standards Board, can be helpful to companies in preparing such reports(4).
Companies should establish robust risk management and internal control processes appropriate to the company’s business, risk tolerance, and regulatory environment. A credible whistleblowing system for employees, and potentially other stakeholders, can be a useful mechanism for ensuring that senior management and the board are aware of potential misconduct or breaches in risk management and internal control processes.
A comprehensive audit conducted by an independent audit firm contributes to investor confidence in the quality of corporate reporting. It is helpful when the audit report gives some insight into the scope and focus of the audit, as well as any critical audit matters identified and how these were resolved. A comprehensive and effective audit is time and resource intensive, and the audit fee should be commensurate. Fees paid to the audit firm for non-audit consulting should not exceed the audit fee to a degree that may prompt concerns about the independence of the audit. The audit committee should explain its position on auditor tenure and how it confirmed that the auditor remained independent.

(4)
The objective of IFRS S1 General Requirements for Disclosure of Sustainability-related Financial Information is to require an entity to disclose information about its sustainability-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity. The objective of IFRS S2 Climate-related Disclosures is to require an entity to disclose information about its climate-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity.
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We may vote against the election of the responsible directors if corporate reporting is insufficient or there are material misstatements in financial reports. In markets where relevant, we may vote against a proposal to approve the financial statements or the discharge of the board when we are concerned about the quality of the reporting or the audit. We may vote against proposals to appoint the auditor, ratify the audit report, or approve the audit fee if we are concerned about the auditor’s independence, the quality of the audit, or there are material misstatements in financial reports and the board has not established reasonable remediation plans.
Shareholder rights and protections
General shareholder meetings
Companies normally have an annual general meeting of shareholders at which routine and non-routine items of business are discussed and voted on by shareholders in attendance or submitting proxy votes. Companies should disclose materials relevant to the shareholder meeting sufficiently in advance so that shareholders can take them into consideration in their voting decisions. Many companies offer shareholders the option of participating in the meeting virtually which, whilst welcome, should not limit the rights of shareholders to participate as they would during an in-person meeting.
We may vote against directors when materials related to the business of the shareholder meeting are not provided in a timely manner or do not provide sufficient information for us to take an informed voting decision. We may vote against directors if the format of the shareholder meeting does not accommodate reasonable shareholder participation.
Bylaw amendments
We review bylaw amendments proposed by management on a case-by-case basis and will generally support those that are aligned with the interests of minority shareholders. Any material changes to the bylaws should be explained in detail and put to a shareholder vote.
We may vote against bylaw amendments that reduce shareholder rights and protections. We may vote against directors if material changes are made to the bylaws without shareholder approval.
If not provided for in the relevant corporate law, company bylaws should allow shareholders, individually or as a group, with a meaningful shareholding the right to call a special meeting of shareholders. The shareholding required to exercise this right should balance its utility with the cost to the company of holding special meetings.
If not provided for in the relevant corporate law, company bylaws should allow shareholders, individually or as a group, with a meaningful shareholding the right to nominate directors to the company’s board. The threshold for this right should be set so that shareholders can exercise it without being unduly disruptive to the board’s own nomination process.
Whilst we would not use either of these rights ourselves, we see them as important accountability mechanisms. We may vote for a shareholder proposal seeking the addition of either of these provisions to a company’s bylaws.
Change of domicile
We generally defer to management on proposals to change a company’s domicile as long as the rationale for doing so is consistent with the company’s long-term strategy and business model and the related costs are immaterial.
We may vote against directors or a proposal to change a company’s domicile where it does not seem aligned with our clients’ financial interests.
Changes to a company’s purpose or the nature of its business
Plans to materially change the nature of a company’s business or its purpose should be disclosed and explained in the context of long-term strategy and business dynamics. Such changes may significantly alter an investor’s views on the suitability of a company for their investment strategy or portfolio.
Where relevant, we may vote against proposals to change a company’s purpose or the nature of its business if the board has not provided a credible argument for change.
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Shareholder proposals
Shareholders in many markets, who meet certain eligibility criteria, have the right to submit proposals to the general shareholder meeting asking a company to take a particular course of action subject to the proposal being supported by a majority of votes cast at the meeting. The topics raised address a range of governance, social and environmental matters that may be relevant to a company’s business. Shareholder proposals are considered by many investors to be an escalation tool when a company is unresponsive to their engagement.
We vote on these proposals on a case-by-case basis. We assess the relevance of the topic raised to a company’s business and its current approach, whether the actions sought are consistent with shareholders’ interests, and what impact the proposal being acted upon might have on financial performance.
Our general approach where we have concerns about a company’s governance, disclosures or performance is to engage to understand the apparent difference in perspective. If we continue to believe the company is not acting in shareholders’ financial interests, we may vote against the election of directors. We may support a relevant shareholder proposal if doing so reinforces the points made in our engagement or is aligned with our clients’ financial interests. We generally do not support shareholder proposals that are legally binding on the company, seek to alter a company’s strategy or direct its operations, or are unrelated to how a company manages risk or generates financial returns.
BlackRock is subject to legal and regulatory requirements in the U.S. that place restrictions and limitations on how we can interact with the companies in which we invest on behalf of our clients, including our ability to submit shareholder proposals. We can vote on behalf of clients who authorize us to do so, on proposals put forth by others.
Corporate political activities
We seek to understand how companies ensure that their direct and indirect engagement in the policy making process is consistent with their public statements on policy matters important to the company’s long-term strategy. The board should be aware of the approach taken to corporate political activities as there can be reputational risks arising from inconsistencies. Companies should, as a minimum, meet all regulatory disclosure requirements on political activities, and ideally, provide accessible and clear disclosures to shareholders on policy positions, public policy engagement activities and political donations. To mitigate the risk of inconsistencies, companies can usefully assess the alignment between their policy priorities and the policy positions of the trade associations of which they are active members and any engagements undertaken by trade associations on behalf of members.
Generally, this is an engagement matter, although we may support a relevant shareholder proposal, or vote against directors, where a company’s disclosures are insufficient, or it becomes public that there is a material contradiction in a company’s public policy positions and its policy engagement.
Sustainability, or environmental and social, considerations
We seek to understand how companies manage the risks and opportunities inherent in their business operations. In our experience, sustainability-related factors(5) that are relevant to a company’s business or material to its financial performance, are generally operational considerations embedded into day-to-day management systems. Certain sustainability issues may also inform long-term strategic planning, for example, investing in product innovation in anticipation of changing consumer demand or adapting supply chains in response to changing regulatory requirements.
We recognize that the specific sustainability-related factors that may be financially material or business relevant will vary by company business model, sector, key markets, and time horizon, amongst other considerations. From company disclosures and our engagement, we aim to understand how management is identifying, assessing and integrating material

(5)
By material sustainability-related risks and opportunities, we mean the drivers of risk and financial value creation in a company’s business model that have an environmental or social dependency or impact. Examples of environmental issues include, but are not limited to, water use, land use, waste management, and climate risk. Examples of social issues include, but are not limited to, human capital management, impacts on the communities in which a company operates, customer loyalty, and relationships with regulators. It is our view that well-managed companies will effectively evaluate and manage material sustainability-related risks and opportunities relevant to their businesses. Governance is the core means by which boards can oversee the creation of durable financial value over time. Appropriate risk oversight of business-relevant and material sustainability-related considerations is a component of a sound governance framework.
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sustainability-related risks and opportunities into their business decision-making and practices. Doing so helps us undertake a more holistic assessment of a company’s potential financial performance and the likely risk-adjusted returns of an investment.
We may vote against directors or support a relevant shareholder proposal if we have concerns about how a company is managing or disclosing its approach to material sustainability-related risks that may impact financial returns.
Key stakeholders
In our view, companies should understand and take into consideration the interests of the various parties on whom they depend for their success over time. It is for each company to determine their key stakeholders based on what is material to their business and long-term financial performance. For many companies, key stakeholders include employees, business partners (such as suppliers and distributors), clients and consumers, regulators, and the communities in which they operate. Companies that appropriately balance the interests of investors and other stakeholders are, in our experience, more likely to be financially resilient over time.
Climate and decarbonization investment objectives
Certain active BlackRock funds have climate and decarbonization objectives in addition to financial objectives. Consistent with the objectives of those investment strategies, our stewardship activity in relation to the holdings in those funds differs in some respects from BAIS’ benchmark guidelines, which are described above. Specifically, for those funds’ holdings, we look to investee companies to demonstrate that they are aligned with a decarbonization pathway that means their business model would be viable in a low-carbon economy, i.e., one in which global temperature rise is limited to 1.5⁰C above pre-industrial levels. This approach is only taken following BlackRock receiving the explicit approval from the applicable fund board.
The decarbonization stewardship guidelines focus on companies which produce goods and services that contribute to real world decarbonization or have a carbon intensive business model and face outsized impacts from the low carbon transition, based on reported and estimated scopes 1, 2, and 3 greenhouse gas emissions. These companies should provide disclosures that set out their governance, strategy, risk management processes and metrics and targets relevant to decarbonization. These disclosures should include an explanation of the decarbonization scenarios a company is using in its near- and long-term planning, as well as its scope 1, scope 2 and material scope 3 greenhouse gas (GHG) emissions and reduction targets for scope 1 and 2 emissions. As with the BAIS benchmark policies, we consider the climate-risk reporting standard issued by the International Sustainability Standards Board, IFRS S2, a useful reference for such reporting.
Under these climate- and decarbonization-specific guidelines, BAIS may recommend a vote against directors or support for a relevant shareholder proposal if a company does not appear to be adequately addressing or disclosing material climate-related risks. We may recommend supporting shareholder proposals seeking information relevant to a company’s stated low-carbon transition strategy and targets that the company does not currently provide and that would be helpful to investment decision-making. As under the BAIS benchmark approach, the active portfolio managers are ultimately responsible for voting consistent with their investment mandate and fund objectives.
Appendix 1: How we fulfil and oversee our active investment stewardship responsibilities
Oversight
The Global Head of BAIS has primary oversight of and responsibility for the team’s activities, including voting in accordance with the BlackRock Active Investment Stewardship Global Engagement and Voting Guidelines (“the Guidelines”), which require the application of professional judgment and consideration of each company’s unique circumstances, as well as input from active investors. BAIS is independent from BlackRock Investment Stewardship in our engagement and voting activities, reporting lines, and oversight.
The Active Investment Stewardship Oversight Committee, comprised of senior representatives of the active investment, legal and risk teams, reviews and advises on amendments to BAIS’ Global Engagement and Voting Guidelines. The Committee also considers developments in corporate governance, related public policy, and market norms and how these might influence BAIS’ policies and practices. The Committee does not determine voting decisions, which are the responsibility of BAIS and the relevant active equity investors.
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In addition, there is a standing advisory group of senior active investors who counsel BAIS on complex or high-profile votes before a recommendation is finalized and escalated to the portfolio managers with holdings in the company under consideration. This group also formally reviews any revisions to the Engagement and Voting Guidelines proposed by BAIS as part of its annual review.
BAIS carries out engagement with companies in collaboration with active investment colleagues, executes proxy votes, and conducts vote operations (including maintaining records of votes cast) in a manner consistent with the Guidelines. BAIS also conducts research on corporate governance issues and participates in industry discussions to contribute to and keep abreast of important developments in the corporate governance field. BAIS may use third parties for certain of the foregoing activities and performs oversight of those third parties (see “Use and oversight of third-party vote services providers” below).
Voting guidelines and vote execution
BlackRock votes on proxy issues when our clients authorize us to do so. We carefully consider the voting items submitted to funds and other fiduciary account(s) (Fund or Funds) for which we have voting authority. BlackRock votes (or refrains from voting) for each Fund for which we have voting authority based on our evaluation of the alignment of the voting items with the long-term economic interests of our clients, in the exercise of our independent business judgment, and without regard to the relationship of the issuer (or any shareholder proponent or dissident shareholder) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates, or BlackRock employees (see “Conflicts management policies and procedures,” below).
When exercising voting rights, BAIS will normally vote on specific proxy issues in accordance with the Guidelines, although portfolio managers have the right to vote differently on their holdings if they determine doing so is more aligned with the investment objective and financial interests of clients invested in the funds they manage.
The Guidelines are not intended to be exhaustive. BAIS applies the Guidelines on a case-by-case basis, in the context of the individual circumstances of each company and the specific issue under review. As such, the Guidelines do not indicate how BAIS will vote in every instance. Rather, they reflect our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots. The Guidelines are reviewed annually and updated as necessary to reflect changes in market practices, developments in corporate governance and feedback from companies and clients. In this way, BAIS aims to maintain policies that explain our approach to governance practices most aligned with clients’ long-term financial interests.
In certain markets, proxy voting involves logistical issues which can affect BAIS’ ability to vote such proxies, as well as the desirability of voting such proxies. These issues include, but are not limited to: i) untimely notice of shareholder meetings; ii) restrictions on a foreigner’s ability to exercise votes; iii) requirements to vote proxies in person; iv) “share-blocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); v) potential difficulties in translating the proxy; vi) regulatory constraints; and vii) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions. We are not supportive of impediments to the exercise of voting rights such as share-blocking or overly burdensome administrative requirements.
BlackRock votes proxies in these situations on a “best-efforts” basis. In addition, BAIS may determine that it is generally in the interests of BlackRock’s clients not to vote proxies (or not to vote our full allocation) if the costs (including but not limited to opportunity costs associated with share-blocking constraints) associated with exercising a vote are expected to outweigh the benefit the client would derive by voting on the proposal.
Voting Choice
BlackRock offers Voting Choice, a program that provides eligible clients with more opportunities to participate in the proxy voting process where legally and operationally viable.
Voting Choice is currently available for eligible clients invested in certain institutional pooled funds in the U.S., UK, and Canada that use systematic active equity (SAE) and multi-asset strategies. In addition, institutional clients in separately managed accounts (SMAs) are eligible for BlackRock Voting Choice regardless of their investment strategies(6).

(6)
With Voting Choice, SMAs have the ability to select from a set of voting policies from third-party proxy advisers the policy that best aligns with their views and preferences. BlackRock can then use its proxy voting infrastructure to cast votes based on the client’s selected voting policy.
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As a result, the shares attributed to BlackRock in company share registers may be voted differently depending on whether our clients have authorized BAIS to vote on their behalf, have authorized BlackRock to vote in accordance with a third-party policy, or have elected to vote shares in accordance with their own policy. Our clients have greater control over proxy voting because of Voting Choice. BlackRock does not disclose client information, including a client’s selection of proxy policy, without client consent.
Use and oversight of third-party vote services providers
Third-party vote services providers – or proxy research firms - provide research and recommendations on proxy votes, as well as voting infrastructure. As mentioned previously, BlackRock contracts primarily with the vote services provider ISS and leverages its online platform to supply research and support voting, record keeping, and reporting processes. We also use Glass Lewis’ research and analysis as an input into our voting process. It is important to note that, although proxy research firms provide important data and analysis, BAIS does not rely solely on their information or follow their voting recommendations. A company’s disclosures, our past engagements and voting, investment colleagues’ insights and our voting guidelines are important inputs into our voting decisions on behalf of clients.
Given the large universe of actively held companies, BAIS employs the proxy services provider to streamline the voting process by making voting recommendations based on BAIS’ voting guidelines when the items on a shareholder meeting agenda are routine. Agenda items that are not routine are referred back to BAIS to assess, escalate as necessary to the relevant portfolio managers and vote. BAIS reviews and can override the recommendations of the vote services provider at any time prior to the vote deadline. Both BAIS and the vote services provider actively monitor securities filings, research reports, company announcements, and direct communications from companies to ensure awareness of supplemental disclosures and proxy materials that may require a modification of votes.
BAIS closely monitors the third-party vote services providers we contract with to ensure that they are meeting our service level expectations and have effective policies and procedures in place to manage potential conflicts of interest. Our oversight of service providers includes regular meetings with client service teams, systematic monitoring of vendor operations, as well as annual due diligence meetings in accordance with BlackRock’s firmwide policies.
Conflicts management policies and procedures
BAIS maintains policies and procedures that seek to prevent undue influence on BlackRock’s proxy voting activity. Such influence might stem from any relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates, a Fund or a Fund’s affiliates, or BlackRock employees. The following are examples of sources of perceived or potential conflicts of interest:
•
BlackRock clients who may be issuers of securities or proponents of shareholder resolutions
•
BlackRock business partners or third parties who may be issuers of securities or proponents of shareholder resolutions
•
BlackRock employees who may sit on the boards of public companies held in Funds managed by BlackRock
•
Significant BlackRock, Inc. investors who may be issuers of securities held in Funds managed by BlackRock
•
Securities of BlackRock, Inc. or BlackRock investment funds held in Funds managed by BlackRock
•
BlackRock, Inc. board members who serve as senior executives or directors of public companies held in Funds managed by BlackRock
BlackRock has taken certain steps to mitigate perceived or potential conflicts including, but not limited to, the following:
•
Adopted the Guidelines which are designed to advance our clients’ long-term economic interests in the companies in which BlackRock invests on their behalf
•
Established a reporting structure that separates BAIS from employees with sales, vendor management, or business partnership roles. In addition, BlackRock seeks to ensure that all engagements with corporate issuers, dissident shareholders or shareholder proponents are managed consistently and without regard to BlackRock’s relationship with such parties. Clients or business partners are not given special treatment or differentiated access. BAIS prioritizes engagements based on factors including, but not limited to, our need for additional information to make a voting decision or our view on the likelihood that an engagement could lead to positive outcome(s) over time for the economic value of the company. Within the normal course of business, BAIS may engage directly with
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BlackRock clients, business partners and/or third parties, and/or with employees with sales, vendor management, or business partnership roles, in discussions regarding our approach to stewardship, general corporate governance matters, client reporting needs, and/or to otherwise ensure that proxy-related client service levels are met
•
Determined to engage, in certain instances, an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid potential conflicts of interest, to satisfy regulatory compliance requirements, or as may be otherwise required by applicable law. In such circumstances, the independent third-party voting service provider provides BlackRock with recommendations, in accordance with the Guidelines, as to how to vote such proxies. BlackRock uses an independent third-party voting service provider to make proxy voting recommendations for shares of BlackRock, Inc. and companies affiliated with BlackRock, Inc. BlackRock may also use an independent third-party voting service provider to make proxy voting recommendations for:
•
public companies that include BlackRock employees on their boards of directors
•
public companies of which a BlackRock, Inc. board member serves as a senior executive or a member of the board of directors
•
public companies that are the subject of certain transactions involving BlackRock Funds
•
public companies that are joint venture partners with BlackRock, and
•
public companies when legal or regulatory requirements compel BlackRock to use an independent third-party voting service provider
In selecting an independent third-party voting service provider, we assess several characteristics, including but not limited to: independence, an ability to analyze proxy issues and make recommendations in the economic interest of our clients in accordance with the Guidelines, reputation for reliability and integrity, and operational capacity to accurately deliver the assigned recommendations in a timely manner. We may engage more than one independent third-party voting service provider, in part to mitigate potential or perceived conflicts of interest at a single voting service provider. The Active Investment Stewardship Oversight Committee appoints and reviews the performance of the independent third-party voting service providers, generally on an annual basis.
Securities lending
When so authorized, BlackRock acts as a securities lending agent on behalf of Funds. Securities lending is a well-regulated practice that contributes to capital market efficiency. It also enables funds to generate additional returns while allowing fund providers to keep fund expenses lower.
With regard to the relationship between securities lending and proxy voting, BlackRock cannot vote shares on loan and may determine to recall them for voting, as guided by our fiduciary duty as an asset manager to our clients in helping them achieve their investment goals. While this has occurred in a limited number of cases, the decision to recall securities on loan as part of BlackRock’s securities lending program in order to vote is based on an evaluation of various factors that include, but are not limited to, assessing potential securities lending revenue alongside the potential long-term financial value to clients of voting those securities (based on the information available at the time of recall consideration). BAIS works with active portfolio managers, as well as colleagues in the Securities Lending and Risk and Quantitative Analysis teams, to evaluate the costs and benefits to clients of recalling shares on loan.
In almost all instances, BlackRock anticipates that the potential long-term financial value to clients of voting shares would not warrant recalling securities on loan. However, in certain instances, BlackRock may determine, in our independent business judgment as a fiduciary, that the value of voting outweighs the securities lending revenue loss to clients and would therefore recall shares to be voted in those instances.
Periodically, BlackRock reviews our process for determining whether to recall securities on loan in order to vote and may modify it as necessary.
Reporting and vote transparency
BAIS is committed to transparency in the stewardship work we do on behalf of clients. We inform clients about our engagement and voting policies and activities through direct communication and disclosure on our website.
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Want to know more?
blackrock.com/stewardship | ContactActiveStewardship@blackrock.com
The document is provided for information purposes only and is subject to change. Reliance upon this information is at the sole discretion of the reader.
Prepared by BlackRock, Inc.
©2024 BlackRock, Inc. All rights reserved. BLACKROCK is a trademark of BlackRock, Inc., or its subsidiaries in the United States and elsewhere. All other trademarks are those of their respective owners.
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Index Equity Fund Proxy Voting Policy
Procedures Governing Delegation of Proxy Voting to Fund Advisers
Effective Date: January 1, 2025
________________________________________
Applies to the following types of Funds registered under the 1940 Act:
☒ Index Equity Mutual Funds and Exchange-Traded Funds
☐ Open-End Active and Fixed Income Index Mutual Funds and Exchange-Traded Funds
☐ Money Market Funds
☐ Closed-End Funds
☐ Other
________________________________________
Objective and Scope
Set forth below is the Index Equity Fund Proxy Voting Policy.
Policy / Document Requirements and Statements
The Boards of Trustees/Directors (“Directors”) of certain open-end funds (the “Funds”) advised by BlackRock Fund Advisors or BlackRock Advisors, LLC (“BlackRock”), have the responsibility for the oversight of voting proxies relating to portfolio securities of the Funds, and have determined that it is in the best interests of the Funds and their shareholders to delegate the responsibility to vote proxies to BlackRock, subject to the principles outlined in this Policy, as part of BlackRock’s authority to manage, acquire and dispose of account assets, all as contemplated by the Funds’ respective investment management agreements.
BlackRock has adopted the BlackRock Investment Stewardship Global Benchmark Policy(“Guidelines”) (as from time to time amended, the “Guidelines”) governing proxy voting by index equity Funds managed by BlackRock, except for the iShares Core S&P 500 ETF. In addition, BlackRock has adopted guidelines and procedures (as from time to time amended, the “BlackRock Climate and Decarbonization Stewardship Guidelines”) governing proxy voting for matters covered in the BlackRock Climate and Decarbonization Stewardship Guidelines by the Funds listed in Appendix A.
BlackRock will cast votes on behalf of each of the Funds covered by this policy on specific proxy issues in respect of securities held by each such Fund (or may refrain from voting) in accordance with the Guidelines and the BlackRock Climate and Decarbonization Stewardship Guidelines, as applicable.
Conflicts Management
BlackRock Investment Stewardship (“BIS”) maintains policies and procedures that seek to prevent undue influence on BlackRock’s proxy voting activity and to mitigate material conflicts of interest in the exercise of proxy voting responsibilities. Potential material conflicts, and the resultant potential for undue influence, might be due to a relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates or employees, or a Fund or a Fund’s affiliates. BlackRock has taken certain steps to mitigate potential conflicts, which are outlined in detail in the Guidelines. In mitigating conflicts, BIS will adhere to the Guidelines.
In certain instances, BIS will engage an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid potential conflicts of interest, to satisfy regulatory compliance requirements, or as may be otherwise required by applicable law.
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With respect to the relationship between securities lending and proxy voting, shares on loan cannot be voted and BlackRock may determine to recall them for voting, as guided by BlackRock’s fiduciary responsibility to act in clients’ financial interests. The Guidelines set forth BlackRock’s approach to recalling securities on loan in connection with proxy voting.
Reports to the Board
BlackRock will report on an annual basis to the Directors on (1) a summary of the proxy voting process as applicable to the Funds covered by this policy in the preceding year together with a representation that all votes were in accordance with the Guidelines and the BlackRock Climate and Decarbonization Stewardship Guidelines, as applicable (2) any material changes to the Guidelines and the BlackRock Climate and Decarbonization Stewardship Guidelines, including material changes to conflicts management practices, that have not previously been reported.
Appendix A
iShares Climate Conscious & Transition MSCI USA ETF
iShares ESG Advanced MSCI EAFE ETF
iShares ESG Advanced MSCI EM ETF
iShares ESG Advanced MSCI USA ETF
iShares ESG MSCI EM Leaders ETF
iShares ESG MSCI USA Leaders ETF
iShares ESG MSCI KLD 400 ETF
iShares ESG Optimized MSCI USA ETF
iShares Low Carbon Optimized MSCI ACWI ETF
iShares Paris-Aligned Climate Optimized MSCI USA ETF
iShares Paris-Aligned Climate Optimized MSCI World ex USA ETF
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BlackRock Investment Stewardship
Global Principles for Benchmark Policies
Effective as of January 2025
The purpose of this document is to provide an overarching explanation of BlackRock’s global approach to our responsibilities as a shareholder on behalf of our clients, the principles that guide our dialogue with companies, and our commitments to clients in terms of our own governance and transparency.

Introduction to BlackRock Investment Stewardship	A-21
Philosophy on investment stewardship	A-22
Shareholder rights	A-22
Stewardship in practice	A-22
Key themes	A-23
Boards and directors	A-23
Auditors and audit-related issues	A-25
Capital structure, mergers, asset sales, and other special transactions	A-26
Executive compensation	A-27
Material sustainability-related risks and opportunities	A-28
Other corporate governance matters and shareholder protections	A-30
Shareholder proposals	A-31
BlackRock’s oversight of its investment stewardship activities	A-31
Voting guidelines and vote execution	A-32
Voting Choice	A-32
Conflicts management policies and procedures	A-33
Securities lending	A-34
Reporting and vote transparency	A-34
Introduction to BlackRock Investment Stewardship
BlackRock’s clients depend on us to help them meet their varied investment goals. We consider it one of our responsibilities to be an informed, engaged shareholder on their behalf, given the business decisions that companies make have a direct impact on our clients’ long-term investment outcomes and financial well-being. BlackRock Investment Stewardship (BIS) is a dedicated function within BlackRock, which is responsible for engaging with public companies on behalf of index strategies. Investment Stewardship is one of the ways we fulfill our fiduciary responsibilities as an asset manager to our clients. Our sole objective when conducting our stewardship program is to advance our clients’ long-term financial interests.(1)
BIS takes a long-term approach in our stewardship efforts, reflecting the investment horizons of the majority of our clients. BIS does this through:
1.
Engaging with companies in a two-way dialogue to build our understanding of a company’s practices and inform our voting decisions.

(1)
BIS’ Benchmark Policies, and the vote decisions made consistent with these policies, take a financial materiality-based approach and are focused solely on advancing clients' financial interests. BIS’ Benchmark Policies– comprised of the BIS Global Principles, regional voting guidelines, and engagement priorities – apply to clients’ assets invested through index strategies and provide guidance on our position on common corporate governance matters. We take a globally consistent approach, while recognizing the unique markets and sectors in which companies operate. BlackRock offers a wide range of investment products and funds to support our clients’ unique and varied investment objectives. Other materials on the BIS website might also provide useful context.
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2.
Voting at shareholder meetings on management and shareholder proposals on behalf of clients who have delegated voting authority to BlackRock.
3.
Contributing to industry dialogue on stewardship to share our perspectives on matters that may impact our clients’ investments.
4.
Reporting on our activities to inform clients about our stewardship efforts on their behalf through a range of publications and direct reporting.
Philosophy on investment stewardship
Sound governance is critical to the success of a company, the protection of investors’ interests, and long-term financial value creation. Research indicates that high-performing companies will effectively evaluate and address risks and opportunities relevant to their businesses, which supports durable, long-term financial value creation.(2)
Setting, executing, and overseeing strategy are the responsibility of management and the board. As one of many minority shareholders, BlackRock cannot – and does not try to – direct a company’s strategy or its implementation. Our role, on behalf of BlackRock’s clients as long-term investors, is to better understand how corporate leadership is managing material risks and capitalizing on opportunities to help protect and enhance the company’s ability to deliver long-term financial returns. We aim to take a globally consistent approach, while recognizing the unique markets and sectors in which companies operate.
Shareholder rights
Corporate law, regulations and listing rules in most markets establish certain fundamental rights attached to shareholding. Shareholders should have the right to:
•
Elect, remove, and nominate directors, approve the appointment of the auditor, and amend the corporate charter or by-laws.
•
Vote on key board decisions that are material to the protection of their investment, including but not limited to, changes to the purpose of the business, dilution levels and pre-emptive rights, and the distribution of income and capital structure.
•
Access sufficient and timely information on material governance, strategic, and business matters to make informed decisions.
To protect the interest of minority shareholders like BlackRock’s clients, BIS holds the view that shareholder voting rights should be proportionate to economic ownership—the principle of “one share, one vote” helps to achieve this balance.
Stewardship in practice
The assets BlackRock manages belong to our clients, which include public and private pension plans, insurers, official institutions, endowments, universities, charities, family offices, wealth managers, and ultimately, the individual investors that they serve. Through stewardship, we assess how companies are creating long-term financial value to serve our clients, many of whom are saving for long-term goals, such as retirement.
As shareholders of public companies, our clients have the right to vote on matters proposed by a company’s management or its shareholders. Voting is an important mechanism for investors to express support for, or concern about, a company’s performance and most of our clients authorize BlackRock to exercise this right on their behalf. For those clients, and as a fiduciary, BlackRock is legally required to make proxy voting determinations in a manner that is consistent with their investment objectives. BIS does this by casting votes in favor of proposals that, in our assessment, will promote stronger governance and better operating practices and, in turn, potentially enhance long-term shareholder value. Our vote decisions are informed by our in-depth analysis of company disclosures, engagement with boards and management teams, third-party research, and comparisons against a company’s industry peers.
BIS takes a constructive, long-term approach to our engagement with companies, reflecting the investment horizons of the majority of our clients. An engagement is a meeting between BIS and a company’s board and management that helps improve our understanding of the company’s business model and material risks and opportunities, to inform our voting

(2)
PwC, “The 3 things all high-performing companies do”. Harvard Business Review, “6 Strategic Concepts That Set High-Performing Companies Apart”, March 2024.
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decisions on behalf of clients who authorize us to vote on their behalf. In these two-way conversations, we listen to and learn directly from company directors and executives and ask questions relevant to their business. Either a company or BIS can request an engagement. Many of the engagements are initiated by companies to discuss their long-term strategy, risk and opportunity set, and management’s plan to deliver financial returns through business cycles. The ongoing, multiyear nature of our engagements allows us to build strong relationships with company leadership and mutual understanding on key matters of corporate governance and the drivers of long-term financial performance.
Generally, we support the vote recommendations of the board of directors and management. In case of concerns, we typically raise these through dialogue with board members and management teams first. When we determine it is in our clients’ financial interests to convey concern to companies through voting, we do so in two forms: we might not support the election of directors or other management proposals, or we might not support management’s voting recommendation on a shareholder proposal.
Key themes
While accepted standards and norms of corporate governance can differ between markets, in our experience, there are certain globally applicable fundamental elements of corporate governance that contribute to a company’s ability to create long-term financial value for shareholders. These global themes are set out in this overarching set of principles (the “Principles”), which are anchored in transparency and accountability.
At a minimum, it is our view that companies should observe the accepted corporate governance standards in their domestic market,(3) and we ask that, if they do not, they explain how their approach better supports durable, long-term financial value creation.
These Principles cover seven key subjects:
•
Boards and directors
•
Auditors and audit-related issues
•
Capital structure, mergers, asset sales, and other special transactions
•
Executive compensation
•
Material sustainability-related risks and opportunities
•
Other corporate governance matters and shareholder protections
•
Shareholder proposals
Our regional and market-specific voting guidelines explain how these Principles inform our voting decisions in relation to common ballot items for shareholder meetings in those markets. Alongside the Principles and regional voting guidelines, BIS publishes our engagement priorities which reflect the five themes on which we most frequently engage companies, where they are relevant, as these can be a source of material business risk or opportunity. Collectively, these BIS policies set out the core elements of corporate governance that guide our investment stewardship program globally and within each market. The BIS policies are not prescriptive, applied on a pragmatic, case-by-case basis, taking into consideration a number of factors, including the sector, market, and business environment within which a company is operating.
Boards and directors
Companies whose boards are comprised of appropriately qualified, engaged directors with professional characteristics relevant to a company’s business enhance the ability of the board to add value and be the voice of shareholders in board discussions. A strong board gives a company a competitive advantage, providing valuable oversight and contributing to the most important management decisions that support long-term financial performance. As part of their responsibilities, board members have a fiduciary duty to shareholders to oversee the strategic direction, operations, and risk management of a company. This is why our investment stewardship efforts have always started with the performance of the board of directors, and why we see engagement with, and the election of, directors as one of our most important responsibilities. We engage, as necessary, with members of the board’s nominating and/or governance committee to assess whether governance practices

(3)
Our regional voting guidelines, which we publish on the BIS website, reflect these different market standards and norms. Depending on the market, generally accepted practice is informed by corporate law, market regulation, best practices, and industry initiatives, amongst other factors.
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and board composition are appropriate given a company’s business model and we take into consideration a number of factors, including the sector, market, and business environment within which a company is operating.
We view it as good practice when the board establishes and maintains a framework of robust and effective governance mechanisms to support its oversight of the company’s strategy and operations consistent with the long-term economic interests of investors. There should be clear descriptions of the role of the board and the committees of the board and how directors engage with and oversee management. Disclosure of material risks that may affect a company’s long-term strategy and financial value creation, including material sustainability-related factors when relevant, is helpful for investors to appropriately understand and assess how effectively management is identifying, managing, and mitigating such risks.
We seek to understand management's long-term strategy and the milestones against which investors should assess its implementation. If any strategic targets are significantly missed or materially restated, we find it helpful when company disclosures provide a detailed explanation of the changes and an indication of the board's role in reviewing the revised targets. We look to the board to articulate the effectiveness of these mechanisms in overseeing the management of business risks and opportunities and the fulfillment of the company’s strategy.
Where a company has not adequately disclosed and demonstrated that its board has fulfilled these corporate governance and risk oversight responsibilities, we may consider voting against the election of directors who, on our assessment, have particular responsibility for the issues. We assess director performance on a case-by-case basis and in light of each company’s circumstances, taking into consideration its governance, business practices that support durable, long-term financial value creation, and performance. Set out below are factors we may take into consideration.
Regular accountability through director elections
To ensure accountability for their actions on behalf of shareholders, directors should stand for election on a regular basis, ideally annually.(4) Annual director elections allow shareholders to reaffirm their support for board members and/or hold them accountable for their decisions in a timely manner. When board members are not elected annually, in our experience, it is good practice for boards to have a rotation policy to ensure that, through a board cycle, all directors have had their appointment re-confirmed, with a proportion of directors being put forward for election at each annual general meeting.
Effective board composition
Regular director elections also give boards the opportunity to adjust their composition in an orderly way to reflect developments in the company’s strategy and the market environment. In our view, it is beneficial for new directors to be brought onto the board periodically to refresh the group’s thinking, while supporting both continuity and appropriate succession planning. We consider the average overall tenure of the board and seek a balance between the knowledge and experience of longer-serving directors and the fresh perspectives of directors who joined more recently.
We encourage companies to regularly review the effectiveness of their board (including its size), and assess directors nominated for election in the context of the composition of the board as a whole. In our view, the company’s assessment should consider a number of factors, including each director’s independence and time commitments, as well as the breadth and relevance of director experiences and skillsets, and how these collectively contribute to the board's effectiveness in advising and overseeing management in delivering long-term financial returns.
Director independence — from management, significant shareholders, or other related parties – is a central tenet of sound corporate governance across markets.(5) We encourage boards to have a sufficient number of independent directors, free from conflicts of interest or undue influence, to ensure objectivity in the decision-making of the board and its ability to oversee management. We generally consider it good practice for independent directors to make a majority of the board, or in the case of controlled companies, at least one-third.
Common impediments to independence may include but are not limited to:
•
Current or recent employment at the company or a subsidiary

(4)
In most markets directors stand for re-election on an annual or triennial basis, as determined by corporate law, market regulation or voluntary best practice.
(5)
Please see: Tokyo Stock Exchange. “Japan’s Corporate Governance Code.” June 11, 2021; Financial Reporting Council. “UK Corporate Governance Code.” July 16, 2018; Investor Stewardship Group. “Corporate Governance Principles for US Listed Companies.”
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•
Being, or representing, a shareholder with a substantial shareholding in the company
•
Interlocking directorships
•
Having any other interest, business, or other relationship which could, or could reasonably be perceived to, materially interfere with a director’s ability to act in the best interests of the company and shareholders
In our experience, boards are most effective at overseeing and advising management when there is a senior, independent board leader. This director may chair the board, or, where the chair is also the CEO (or is otherwise not independent), be designated as a lead independent director. The role of this director is to enhance the effectiveness of the independent members of the board through shaping the agenda, ensuring adequate information is provided to the board, and encouraging independent director participation in board deliberations. The lead independent director or another appropriate director should be available to meet with shareholders in those situations where an independent director is best placed to explain and contextualize a company’s approach.
There are matters for which the board has responsibility that may involve a conflict of interest for executives or for affiliated directors or require additional focus. It is our view that objective oversight of such matters is best achieved when the board forms committees with a majority of independent directors, depending on market norms and a company’s ownership structure. In many markets, these committees of the board specialize in audit, director nominations, and compensation matters. An ad hoc committee might also be formed to decide on a special transaction, particularly one involving a related party, or to investigate a significant adverse event.
When nominating directors to the board, we look to companies to provide sufficient information on the individual candidates so that shareholders can assess the capabilities and suitability of each individual nominee and their fit within overall board composition. These disclosures should give an understanding of how the collective experience and expertise of the board, as well as the particular skill sets of individual directors, aligns with the company’s long-term strategy and business model. Highly qualified, engaged directors with professional characteristics relevant to a company’s business and strategy enhance the ability of the board to add value and be the voice of shareholders in board discussions.
It is in this context that we are interested in a variety of experiences, perspectives, and skillsets in the board room. We see it as a means of promoting diversity of thought to avoid “group think” in the board’s exercise of its responsibilities to advise and oversee management.
In assessing board composition, we take a case-by-case approach based on a company’s board size, business model, strategy, location and market capitalization. We look for companies to explain how their approach to board composition supports the company’s governance practices.
We note that in many markets, policymakers have set board gender diversity goals which we may discuss with companies, particularly if there is a risk their board composition may be misaligned. We ask boards to disclose, consistent with local laws, how diversity, including professional and personal characteristics, is considered in board composition, given the company’s long-term strategy and business model.(6)
Sufficient capacity
As the role and expectations of a director are increasingly demanding, directors must be able to commit an appropriate amount of time to board and committee matters. It is important that directors have the capacity to meet all of their responsibilities - including when there are unforeseen events – and therefore, they should not take on an excessive number of roles that would impair their ability to fulfill their duties.
Auditors and audit-related issues
BlackRock recognizes the critical importance of financial statements, which should provide a true and fair picture of a company’s financial condition. Accordingly, we look for the assumptions made by management and reviewed by the auditor in preparing the financial statements to be reasonable and justified.
The accuracy of financial statements, inclusive of financial and non-financial information as required or permitted under market-specific accounting rules, is of paramount importance to BlackRock. Investors increasingly recognize that a broader

(6)
Personal characteristics may include, but are not limited to, gender; race/ethnicity; disability; veteran status; LGBTQ+; and national, Indigenous, religious, or cultural identity.
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range of risks and opportunities have the potential to materially impact financial performance. Over time, we anticipate investors and other users of company reporting will increasingly seek to understand and scrutinize the assumptions underlying financial statements, particularly those that pertain to the impact of the transition to a low-carbon economy on a company’s business model and asset mix. We recognize that this is an area of evolving practice and note that international standards setters, such as the International Financial Reporting Standards (IFRS) Board and the International Auditing and Assurance Standards Board (IAASB), continue to develop their guidance to companies.(7)
In this context, audit committees, or equivalent, play a vital role in a company’s financial reporting system by providing independent oversight of the accounts, material financial and, where appropriate to the jurisdiction, non-financial information and internal control frameworks. Moreover, in the absence of a dedicated risk committee, these committees can provide oversight of Enterprise Risk Management systems.(8) In our view, effective audit committee oversight strengthens the quality and reliability of a company’s financial statements and provides an important level of reassurance to shareholders.
Audit committees or equivalent should have clearly articulated charters that set out their responsibilities and have a rotation plan in place that allows for a periodic refreshment of the committee membership to introduce fresh perspectives to audit oversight. We recognize that audit committees will rely on management, internal audit, and the independent auditor in fulfilling their responsibilities but look to committee members to demonstrate they have relevant expertise to monitor and oversee the audit process and related activities.
We take particular note of unexplained changes in reporting methodology, cases involving significant financial restatements, or ad hoc notifications of material financial weakness. In this respect, audit committees should provide timely disclosure on the remediation of Key and Critical Audit Matters identified either by the external auditor or internal audit function.
The integrity of financial statements depends on the auditor being free of any impediments to being an effective check on management. To that end, it is important that auditors are, and are seen to be, independent. Where an audit firm provides services to the company in addition to the audit, we look for the fees earned to be disclosed and explained. We look for Audit committees to have in place a procedure for assessing annually the independence of the auditor and the quality of the external audit process.
Comprehensive disclosure provides investors with a sense of the company’s long-term operational risk management practices and, more broadly, the quality of the board’s oversight. We look to the audit or risk committee to periodically review the company’s risk assessment and risk management policies and the significant risks and exposures identified by management, the internal auditors or the independent auditors and management’s steps to address them. In the absence of detailed disclosures, we may reasonably conclude that companies are not adequately managing risk.
Capital structure, mergers, asset sales, and other special transactions
The capital structure of a company is critical to shareholders as it impacts the value of their investment and the priority of their interest in the company relative to that of other equity or debt investors. Pre-emptive rights are a key protection for shareholders against the dilution of their interests.
Effective voting rights are basic rights of share ownership and a core principle of effective governance. Shareholders, as the residual claimants, have the strongest interest in protecting the financial value of the company, and voting rights should match economic exposure, i.e., one share, one vote.
In principle, we disagree with the creation of a share class with equivalent economic exposure and preferential, differentiated voting rights. In our view, this structure violates the fundamental corporate governance principle of proportionality and results in a concentration of power in the hands of a few shareholders, thus disenfranchising other shareholders and amplifying any potential conflicts of interest. However, we recognize that in certain markets, at least for a period of time, companies may have a valid argument for listing dual classes of shares with differentiated voting rights. In our view, such companies should review these share class structures on a regular basis or as company circumstances change. Additionally,

(7)
IFRS, “IFRS S1 General Requirements for Disclosure of Sustainability-related Financial Information”, June 2023, and IAASB, “IAASB Launches Public Consultation on Landmark Proposed Global Sustainability Assurance Standard”, August 2023.
(8)
Enterprise risk management is a process, effected by the entity’s board of directors, management, and other personnel, applied in strategy setting and across the enterprise, designed to identify potential events that may affect the entity, and manage risk to be within the risk appetite, to provide reasonable assurance regarding the achievement of objectives. Please see the Committee of Sponsoring Organizations of the Treadway Commission (COSO), “Enterprise Risk Management”, 2023.
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they should seek shareholder approval of their capital structure on a periodic basis via a management proposal at the company’s shareholder meeting. The proposal should give unaffiliated shareholders the opportunity to affirm the current structure or establish mechanisms to end or phase out controlling structures at the appropriate time, while minimizing costs to shareholders.
In assessing mergers, asset sales, or other special transactions, BlackRock’s primary consideration is the long-term economic interests of our clients as shareholders. Boards proposing a transaction should clearly explain the economic and strategic rationale behind it. We will review a proposed transaction to determine the degree to which it can enhance long-term shareholder value. We find long-term investors like our clients typically benefit when proposed transactions have the unanimous support of the board and have been negotiated at arm’s length. We may seek reassurance from the board that the financial interests of executives and/or board members in a given transaction have not adversely affected their ability to place shareholders’ interests before their own. Where the transaction involves related parties, the recommendation to support should come from the independent directors, a best practice in most markets, and ideally, the terms should have been assessed through an independent appraisal process. In addition, it is good practice that it be approved by a separate vote of the non-conflicted parties.
As a matter of sound governance practice, shareholders should have a right to dispose of company shares in the open market without unnecessary restriction. In our view, corporate mechanisms designed to limit shareholders’ ability to sell their shares are contrary to basic property rights. Such mechanisms can serve to protect and entrench interests other than those of the shareholders. In our view, shareholders are broadly capable of making decisions in their own best interests. We encourage any so-called “shareholder rights plans” proposed by a board to be subject to shareholder approval upon introduction and periodically thereafter.
Executive compensation
In most markets, one of the most important roles for a company’s board of directors is to put in place a compensation structure that incentivizes and rewards executives appropriately. Executive compensation is an important tool used by companies to support long-term financial value creation. In our experience, well-structured compensation policies reward the successful delivery of strategic, operational, and/or financial goals, encourage an appropriate risk appetite, and align the interests of shareholders and executives through equity ownership.
We look for there to be a clear link between variable pay and operational and financial performance. Performance metrics should be stretching and aligned with a company’s strategy and business model. BIS does not have a position on whether companies should use sustainability-related criteria in compensation structures, but, where they are included, we look to companies to be as rigorous as they would be in setting other financial or operational targets. Long-term incentive plans should encompass timeframes that 1) are distinct from annual executive compensation structures and metrics, and 2) encourage the delivery of strong financial results over a period of years.
When designing, reviewing, and approving executive compensation policies, board compensation committees – or board members responsible for setting executive compensation – should carefully consider the company’s specific circumstances, such as its risk profile, the environment in which it operates, and the individuals the board is trying to attract, retain and incentivize. We look to the compensation committees to guard against contractual arrangements that would entitle executives to material compensation for early termination of their employment. Finally, pension contributions and other deferred compensation arrangements should be reasonable in light of market practices or the company’s business and executive compensation strategies.
We are not supportive of one-off or special bonuses unrelated to company or individual performance. Where discretion has been used by the compensation committee or its equivalent, we appreciate disclosure relating to how and why the discretion was used, and how the adjusted outcome is aligned with the interests of shareholders. We acknowledge that the use of peer group evaluation by compensation committees can help ensure competitive pay; however, we are concerned when the rationale for increases in total compensation at a company is solely based on peer benchmarking, rather than also considering rigorous measures of outperformance. We encourage companies to clearly explain how compensation outcomes have rewarded performance.
We encourage boards to consider building clawback provisions into incentive plans such that companies could clawback compensation or require executives to forgo awards when compensation was based on faulty financial statements or deceptive business practices. We also favor recoupment from or the foregoing of the grant of any awards by any senior
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executive whose behavior caused material financial harm to shareholders, material reputational risk to the company, or resulted in a criminal investigation, even if such actions did not ultimately result in a material restatement of past results.
In our view, non-executive directors should be compensated in a manner that is commensurate with the time and effort expended in fulfilling their professional responsibilities. Additionally, these compensation arrangements should not risk compromising directors’ independence or aligning their interests too closely with those of the management, whom they are charged with overseeing.
BIS may convey concerns through not supporting management’s proposals to approve compensation, where they are on the agenda. We may also vote against members of the compensation committee or equivalent board members for poor compensation practices or structures.
Material sustainability-related risks and opportunities
It is our view that well-managed companies will effectively evaluate and manage material sustainability-related risks and opportunities relevant to their businesses.(9) As with all risks and opportunities in a company's business model, appropriate oversight of material sustainability considerations is a core component of having an effective governance framework that supports durable, long-term financial value creation.
Robust disclosure allows investors to effectively evaluate companies’ strategy and business practices related to material sustainability-related risks and opportunities. We find it helpful when companies’ disclosures demonstrate that they have a resilient business model that integrates material sustainability-related risks and opportunities into their strategy, risk management, and metrics and targets, including industry-specific metrics. The International Sustainability Standards Board (ISSB) standards, IFRS S1 and S2(10) may prove helpful to companies in preparing this disclosure. The standards build on the Task Force on Climate-related Financial Disclosures (TCFD) framework and the standards and metrics developed by the Sustainability Accounting Standards Board (SASB), which have both converged under the ISSB. We recognize that companies may phase in reporting aligned with the ISSB standards over several years. We also recognize that some companies may report using different standards, which may be required by regulation, or one of a number of voluntary standards. In such cases, we ask that companies highlight the metrics that are industry- or company-specific.
We note that climate and other sustainability-related disclosures often require companies to collect and aggregate data from various internal and external sources. We recognize that the practical realities of data collection and reporting may not line up with financial reporting cycles and companies may require additional time after their fiscal year-end to accurately collect, analyze, and report this data to investors. That said, while we do not prescribe timelines regarding when companies make these disclosures, we encourage them to produce climate and other sustainability-related disclosures sufficiently in advance of their annual meeting, to the best of their abilities to provide investors with time to assess the data and make informed decisions.
Companies may also choose to adopt or refer to guidance on sustainable and responsible business conduct issued by supranational organizations such as the United Nations or the Organization for Economic Cooperation and Development. Further, industry initiatives on managing specific operational risks may provide useful guidance to companies on best practices and disclosures. While not a voting item, we find it helpful to our understanding of investment risk when companies disclose any relevant global climate and other sustainability-related standards adopted, the industry initiatives in which they participate, any peer group benchmarking undertaken, and any assurance processes to help investors understand their approach to sustainable and responsible business practices.

(9)
By material sustainability-related risks and opportunities, we mean the drivers of risk and financial value creation in a company’s business model that have an environmental or social dependency or impact. Examples of environmental issues include, but are not limited to, water use, land use, waste management, and climate risk. Examples of social issues include, but are not limited to, human capital management, impacts on the communities in which a company operates, customer loyalty, and relationships with regulators.
(10)
The objective of IFRS S1 General Requirements for Disclosure of Sustainability-related Financial Information is to require an entity to disclose information about its sustainability-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity. The objective of IFRS S2 Climate-related Disclosures is to require an entity to disclose information about its climate-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity.
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Climate and nature-related risk
In our view, the transition to a low-carbon economy is one of several mega forces reshaping markets.(11) Our research shows that the low-carbon transition is a structural shift in the global economy that will be shaped by changes in government policies, technology, and consumer and investor preferences, which may be material for many companies.(12) Yet the path to a low-carbon economy is uncertain and uneven, with different parts of the economy moving at different speeds. BIS recognizes that it can be challenging for companies to predict the impact of climate-related risk and opportunity on their businesses and operating environments. Many companies are assessing how to navigate the low-carbon transition while delivering long-term financial value to investors. At companies where these climate-related risks are material, we find it helpful when they publicly disclose, consistent with their business model and sector, how they intend to deliver long-term financial performance through the transition to a low-carbon economy, including where available, their transition plan.(13)
In our experience, disclosure consistent with the ISSB standards or the TCFD framework can help investors assess company-specific climate-related risks and opportunities, and inform investment decisions.(14) Such disclosures also provide investors with insights into how companies are managing the risks associated with climate change by managing their own carbon emissions or emissions intensities to the extent financially practicable. Recognizing the value of these disclosures, in some jurisdictions, like the U.K, large companies must disclose such climate-related financial information on a mandatory basis, while in other jurisdictions these disclosures are viewed as best practice in the market.
Consistent with the ISSB standards and the TCFD framework, we seek to understand, from company disclosures and engagement, the strategies companies have in place to manage material risks to, and opportunities for, their long-term business model associated with a range of climate-related scenarios. This includes a scenario in which global warming is limited to well below 2°C, considering ambitions to achieve a limit of 1.5°C, the temperature goal recently reaffirmed by G20 members as part of the 2024 Leader’s Declaration.(15)
These frameworks also contemplate disclosures on how companies are setting short-, medium- and long-term targets, ideally science-based where these are available for their sector, for scope 1 and 2 greenhouse gas emissions (GHG) reductions and to demonstrate how their targets are consistent with the long-term financial interests of their investors.
While we recognize that regulators in some markets are moving to mandate certain disclosures, at this stage, we view scope 3 emissions differently from scopes 1 and 2, given methodological complexity, regulatory uncertainty, concerns about double-counting, and lack of direct control by companies. We welcome disclosures and commitments companies choose to make regarding material scope 3 emissions and recognize these are provided on a good-faith basis as methodology develops. Our publicly available commentary provides more information on our approach to climate-related risks and opportunities.
In addition to climate-related risks and opportunities, the management of nature-related factors is increasingly a component of some companies’ ability to generate durable, long-term financial returns for shareholders, particularly where a company’s

(11)
BlackRock Investment Institute, “Mega forces: An investment opportunity”, 2023.
(12)
BlackRock Investment Institute, “Tracking the low-carbon transition”, July 2023.
(13)
We have observed that more companies are developing such plans, and public policymakers in a number of markets are signaling their intentions to require them or already have requirements in place, such as Australia, Brazil, and the European Union. We view transition plans as a method for a company to both internally assess and externally communicate its long-term strategy, ambition, objectives, and actions to create financial value through the global transition towards a low-carbon economy. Transition plans are building momentum internationally, with increased focus from policy makers and supervisors, including in the EU, UK, G7, G20, and from the financial industry. While many initiatives across jurisdictions outline a framework for transition plans, there is no consensus on the key elements these plans should contain. We view useful disclosure as one that communicates a company’s approach to managing financially material business relevant risks and opportunities – including climate-related risks – to deliver long-term financial performance, which allows investors to make more informed decisions. While transition plans can be helpful disclosure, BIS does not make the preparation and production of transition plans a voting issue. BIS may engage companies that have chosen to publish a transition plan to understand their planned actions and resource implications.
(14)
BlackRock, “Global perspectives on investing in the low-carbon transition”, June 2023. We recognize that companies may phase in reporting aligned with the ISSB standards over several years, depending on local requirements. We also recognize and respect that some companies may report using different local standards, which may be required by regulation, or one of a number of voluntary standards. In such cases, we ask that companies disclose their rationale for reporting in line with the specific disclosure framework chosen and highlight the metrics that are industry- or company-specific.
(15)
In November 2024, G20 members reaffirmed the Paris Agreement temperature goal as part of the Leader’s Declaration. G20 members include the world’s major economies (19 countries and two regional bodies, the European Union and African Union), representing 85% of global Gross Domestic Product, over 75% of international trade, and about two-thirds of the world population.
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strategy is heavily reliant on the availability of natural capital, or whose supply chains are exposed to locations with nature-related risks. We look for such companies to disclose how they manage any reliance and impact on, as well as use of, natural capital, including appropriate risk oversight and relevant metrics and targets, to understand how these factors are integrated into strategy. We will evaluate these disclosures to inform our view of how a company is managing material nature-related risks and opportunities. We rely on company disclosures when determining how to vote on shareholder proposals addressing natural capital issues. Our publicly available commentary provides more information on our approach to natural capital.(16)
Companies’ impact on their workforce, supply chains, and communities
In order to advance long-term shareholders’ interests, companies should consider the interests of the various parties on whom they depend for their success over time. It is for each company to determine their key stakeholders based on what is material to their business and long-term financial performance. For many companies, key stakeholders include employees, business partners (such as suppliers and distributors), clients and consumers, regulators, and the communities in which they operate.
As a long-term shareholder on behalf of our clients, we find it helpful when companies disclose how they have identified their key stakeholders and considered their interests in business decision-making. In addition to understanding broader stakeholder relationships, BIS finds it helpful when companies discuss how they consider the needs of their workforce today, and the skills required for their future business strategy. We are also interested to understand how the board monitors and engages on these matters, given it is well positioned to ensure that the approach taken by management is informed by and aligns with the company’s strategy.
Companies should articulate how they address material adverse impacts that could arise from their business practices and affect critical relationships with their stakeholders. We encourage companies to implement, to the extent appropriate, monitoring processes (often referred to as due diligence) to identify and mitigate potential adverse impacts and grievance mechanisms to remediate any actual adverse material impacts. In our view, maintaining trust within these relationships can contribute to a company’s long-term success.
Other corporate governance matters and shareholder protections
In our view, shareholders have a right to material and timely information on the financial performance and viability of the companies in which they invest. In addition, companies should publish information on the governance structures in place and the rights of shareholders to influence these structures. The reporting and disclosure provided by companies help shareholders assess the effectiveness of the board’s oversight of management and whether investors’ economic interests have been protected. As a general principle, we believe shareholders should have the right to vote on key corporate governance matters, including changes to governance mechanisms, to submit proposals to the shareholders’ meeting, and to call special meetings of shareholders.
Corporate form
In our view, it is the responsibility of the board to determine the corporate form that is most appropriate given the company's purpose and business model.(17) Companies proposing to change their corporate form to a public benefit corporation or similar entity should put it to a shareholder vote if not already required to do so under applicable law. We appreciate when supporting documentation from companies or shareholder proponents proposing to alter the corporate form clearly explains how the interests of shareholders and different stakeholders would be impacted as well as the accountability and voting mechanisms that would be available to shareholders. We generally support management proposals if our analysis indicates that shareholders’ economic interests are adequately protected. Relevant shareholder proposals are evaluated on a case-by-case basis.

(16)
Given the growing awareness of the materiality of these issues for certain businesses, enhanced reporting on a company's natural capital dependencies and impacts would aid investors’ understanding. In our view, the final recommendations of the Taskforce on Nature-related Financial Disclosures (TNFD) may prove useful to some companies. We recognize that some companies may report using different standards, which may be required by regulation, or one of a number of other private sector standards. TNFD-aligned reporting is not a voting issue.
(17)
Corporate form refers to the legal structure by which a business is organized.
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Shareholder proposals
In most markets in which BlackRock invests on behalf of clients, shareholders have the right to submit proposals to be voted on at a company’s annual or extraordinary meeting, as long as eligibility and procedural requirements are met. The matters that we see put forward by shareholders address a wide range of topics, including governance reforms, capital management, and improvements in the management or disclosure of sustainability-related risks.
BlackRock is subject to legal and regulatory requirements in the U.S. that place restrictions and limitations on how BlackRock can interact with the companies in which we invest on behalf of our clients, including our ability to submit shareholder proposals. We can vote, on behalf of clients who authorize us to do so, on proposals put forth by others.
When assessing shareholder proposals, we evaluate each proposal on its merit, considering the company’s individual circumstances and maintaining a singular focus on the proposal’s implications for long-term financial value creation. BIS’ evaluation considers whether a shareholder proposal addresses a material risk that, if left unmanaged, may impact a company’s long-term performance. We look for consistency between the specific request formally made in the proposal, the supporting documentation, and the proponents’ other communications on the issues. We also assess the company’s practices and disclosures and the costs and benefits to the company of meeting the request made in the proposal. We take into consideration a company’s governance practices and disclosures against those of their peers.
In our experience, it is helpful when companies disclose the names of the proponent or organization that has submitted or advised on the proposal.
We would not support proposals that we believe would result in over-reaching into the basic business decisions of the company, are unduly prescriptive or constraining on management. We take into consideration the legal effect of the proposal, as shareholder proposals may be advisory or legally binding depending on the jurisdiction, while others may make requests that would be deemed illegal in a given jurisdiction.
BIS is likely to support shareholder proposals that request disclosures that help us, as long-term investors on behalf of our clients, better understand the material risks and opportunities companies face and how they are managing them, especially where this information is additive given the company’s existing disclosures. We may also support shareholder proposals that are focused on a material business risk that we agree needs to be addressed and the intended outcome is consistent with long-term financial value creation.
We recognize that some shareholder proposals bundle topics and/or specific requests. Further, the proponent’s supporting statement may refer to topics that are not directly related to the request made in the proposal. In voting on behalf of clients, we do not submit or edit proposals or the supporting statements – we must vote yes or no on the proposal as phrased by the proponent. Therefore, when we vote in support of a proposal, we are not necessarily endorsing every element of the proposal or the reasoning, objectives, or supporting statement of the proponent. We may support a proposal for different reasons from those put forth by the proponent, when we believe that, overall, it can advance our clients' long-term financial interests. We typically explain to the company our rationale for supporting such proposals.
Alternatively, or in addition, we may vote against the election of one or more directors if, in our assessment, the board has not responded sufficiently or with an appropriate sense of urgency to a material risk. We may also support a proposal if management is on track, but we believe that voting in favor might accelerate efforts to address a material risk.
BlackRock’s oversight of its investment stewardship activities
Oversight
BlackRock maintains advisory committees (Stewardship Advisory Committees), generally consisting of senior BlackRock index investment professionals and/or senior employees with practical boardroom experience. The Stewardship Advisory Committees review and advise on amendments to BIS regional proxy voting guidelines (the Guidelines). The advisory committees do not determine voting decisions, which are the responsibility of BIS.
In addition to the Stewardship Advisory Committees, the Investment Stewardship Global Oversight Committee (Global Oversight Committee) is a risk-focused committee, comprised of the Global Head of Investment Stewardship (Global Head), and senior BlackRock executives with legal, risk and other experience relevant to team oversight. The Global Committee does not determine voting decisions, which are the responsibility of BIS.
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The Global Head has primary oversight of the activities of BIS, including voting in accordance with the Guidelines, which require the application of professional judgment and consideration of each company’s unique circumstances. The Global Committee reviews and approves amendments to these Principles. The Global Committee also reviews and approves amendments to the regional Guidelines.
In addition, the Global Committee receives and reviews periodic reports regarding the votes cast by BIS, as well as updates on material process issues, procedural changes, and other risk oversight considerations. The Global Committee reviews these reports in an oversight capacity as informed by the Guidelines.
BIS carries out engagement with companies, executes proxy votes, and conducts vote operations (including maintaining records of votes cast) in a manner consistent with the relevant Guidelines. BIS also conducts research on corporate governance issues and participates in industry discussions to contribute to and keep abreast of important developments in the corporate governance field. BIS may utilize third parties for certain of the foregoing activities and performs oversight of those third parties. BIS may discuss complicated or particularly controversial matters with senior specialists internally, on an advisory basis, prior to making a voting decision.
Voting guidelines and vote execution
BlackRock votes on proxy issues when our clients authorize us to do so. We carefully consider proxies submitted to funds and other fiduciary account(s) (Fund or Funds) for which we have voting authority. BlackRock votes (or refrains from voting) proxies for each Fund for which we have voting authority based on our evaluation of the alignment of the voting items with the long-term economic interests of our clients, in the exercise of our independent business judgment, and without regard to the relationship of the issuer of the proxy (or any shareholder proponent or dissident shareholder) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates, or BlackRock employees (see “Conflicts management policies and procedures,” below).
When exercising voting rights, BIS will normally vote on specific proxy issues in accordance with the Guidelines for the relevant market, as well as the Principles. The voting guidelines published for each region/country in which we vote are intended to summarize BlackRock’s general philosophy and approach to issues that may commonly arise in the proxy voting context in each market where we invest. The Guidelines are not intended to be exhaustive. BIS applies the Guidelines on a case-by-case basis, in the context of the individual circumstances of each company and the specific issue under review. As such, the Guidelines do not indicate how BIS will vote in every instance. Rather, they reflect our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots. The Guidelines are reviewed annually and updated as necessary to reflect changes in market practices, developments in corporate governance and feedback from companies and clients. In this way, BIS aims to maintain policies that explain our approach to governance practices most aligned with clients’ long-term financial interests. BIS analysts may exercise their professional judgment in determining how to vote if they conclude that the Guidelines do not cover the specific matter raised by a ballot item or that an exception to the Guidelines would be in the long-term economic interests of BlackRock’s clients.
In certain markets, proxy voting involves logistical issues which can affect BIS’ ability to vote such proxies, as well as the desirability of voting such proxies. These issues include, but are not limited to: i) untimely notice of shareholder meetings; ii) restrictions on a foreigner’s ability to exercise votes; iii) requirements to vote proxies in person; iv) “share-blocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); v) potential difficulties in translating the proxy; vi) regulatory constraints; and vii) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions. We are not supportive of impediments to the exercise of voting rights such as share-blocking or overly burdensome administrative requirements.
BlackRock votes proxies in these situations on a “best-efforts” basis. In addition, BIS may determine that it is generally in the interests of BlackRock’s clients not to vote proxies (or not to vote our full allocation) if the costs (including but not limited to opportunity costs associated with share-blocking constraints) associated with exercising a vote are expected to outweigh the benefit the client would derive by voting on the proposal.
Voting Choice
BlackRock offers Voting Choice a program that provides eligible clients with more opportunities to participate in the proxy voting process where legally and operationally viable.
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Voting Choice is currently available for eligible clients invested in certain institutional pooled funds in the U.S., UK, Ireland, and Canada that utilize certain equity index investment strategies, as well as eligible clients in certain institutional pooled funds in the U.S., UK, and Canada that use systematic active equity (SAE) strategies. In addition, institutional clients in separately managed accounts (SMAs) continue to be eligible for BlackRock Voting Choice regardless of their investment strategies.(18) BlackRock also launched a U.S. Program to offer proxy voting to eligible shareholder accounts in a U.S. Fund.(19)
As a result, the shares attributed to BlackRock in company share registers may be voted differently depending on whether our clients have authorized BIS to vote on their behalf, have authorized BIS to vote in accordance with a third-party policy, or have elected to vote shares in accordance with their own policy. Our clients have greater control over proxy voting because of Voting Choice. BlackRock does not disclose client information, including a client’s selection of proxy policy, without client consent.
Conflicts management policies and procedures
BIS maintains policies and procedures that seek to prevent undue influence on BlackRock’s proxy voting activity. Such influence might stem from any relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates, a Fund or a Fund’s affiliates, or BlackRock employees. The following are examples of sources of perceived or potential conflicts of interest:
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BlackRock clients who may be issuers of securities or proponents of shareholder resolutions
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BlackRock business partners or third parties who may be issuers of securities or proponents of shareholder resolutions
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BlackRock employees who may sit on the boards of public companies held in Funds managed by BlackRock
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Significant BlackRock, Inc. investors who may be issuers of securities held in Funds managed by BlackRock
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Securities of BlackRock, Inc. or BlackRock investment funds held in Funds managed by BlackRock
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BlackRock, Inc. board members who serve as senior executives or directors of public companies held in Funds managed by BlackRock
BlackRock has taken certain steps to mitigate perceived or potential conflicts including, but not limited to, the following:
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Adopted the Guidelines which are designed to advance our clients’ long-term economic interests in the companies in which BlackRock invests on their behalf
•
Established a reporting structure that separates BIS from employees with sales, vendor management, or business partnership roles. In addition, BlackRock seeks to ensure that all engagements with corporate issuers, dissident shareholders or shareholder proponents are managed consistently and without regard to BlackRock’s relationship with such parties. Clients or business partners are not given special treatment or differentiated access to BIS. BIS prioritizes engagements based on factors including, but not limited to, our need for additional information to make a voting decision or our view on the likelihood that an engagement could lead to positive outcome(s) over time for the economic value of the company. Within the normal course of business, BIS may engage directly with BlackRock clients, business partners and/or third parties, and/or with employees with sales, vendor management, or business partnership roles, in discussions regarding our approach to stewardship, general corporate governance matters, client reporting needs, and/or to otherwise ensure that proxy-related client service levels are met
•
Determined to engage, in certain instances, an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid potential conflicts of interest, to satisfy regulatory compliance requirements, or as may be otherwise required by applicable law. In such circumstances, the independent third-party voting service provider provides BlackRock with recommendations, in accordance with the Guidelines, as to how to vote such proxies. BlackRock uses an independent third-party voting service provider to make proxy voting recommendations for shares of BlackRock, Inc. and companies affiliated with BlackRock, Inc. BlackRock may also use an independent third-party voting service provider to make proxy voting recommendations for:
•
public companies that include BlackRock employees on their boards of directors

(18)
With Voting Choice, SMAs have the ability to select from a set of voting policies from third-party proxy advisers the policy that best aligns with their views and preferences. BlackRock can then use its proxy voting infrastructure to cast votes based on the client’s selected voting policy.
(19)
Read more about BlackRock Voting Choice on our website.
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•
public companies of which a BlackRock, Inc. board member serves as a senior executive or a member of the board of directors
•
public companies that are the subject of certain transactions involving BlackRock Funds
•
public companies that are joint venture partners with BlackRock, and
•
public companies when legal or regulatory requirements compel BlackRock to use an independent third-party voting service provider
In selecting an independent third-party voting service provider, we assess several characteristics, including but not limited to: independence, an ability to analyze proxy issues and make recommendations in the economic interest of our clients in accordance with the Guidelines, reputation for reliability and integrity, and operational capacity to accurately deliver the assigned recommendations in a timely manner. We may engage more than one independent third-party voting service provider, in part to mitigate potential or perceived conflicts of interest at a single voting service provider. The Global Committee appoints and reviews the performance of the independent third-party voting service providers, generally on an annual basis.
Securities lending
When so authorized, BlackRock acts as a securities lending agent on behalf of Funds. Securities lending is a well-regulated practice that contributes to capital market efficiency. It also enables funds to generate additional returns while allowing fund providers to keep fund expenses lower.
With regard to the relationship between securities lending and proxy voting, BlackRock cannot vote shares on loan and may determine to recall them for voting, as guided by our fiduciary duty as an asset manager to our clients in helping them achieve their investment goals. While this has occurred in a limited number of cases, the decision to recall securities on loan as part of BlackRock’s securities lending program in order to vote is based on an evaluation of various factors that include, but are not limited to, assessing potential securities lending revenue alongside the potential long-term financial value to clients of voting those securities (based on the information available at the time of recall consideration).(20) BIS works with colleagues in the Securities Lending and Risk and Quantitative Analysis teams to evaluate the costs and benefits to clients of recalling shares on loan.
In almost all instances, BlackRock anticipates that the potential long-term financial value to the Fund of voting shares would be less than the potential revenue the loan may provide the Fund. However, in certain instances, BlackRock may determine, in our independent business judgment as a fiduciary, that the value of voting outweighs the securities lending revenue loss to clients and would therefore recall shares to be voted in those instances.
Periodically, BlackRock reviews our process for determining whether to recall securities on loan in order to vote and may modify it as necessary.
Reporting and vote transparency
We are committed to transparency in the stewardship work we do on behalf of clients. We inform clients about our engagement and voting policies and activities through direct communication and through disclosure on our website. Additionally, we make public our regional proxy voting guidelines for the benefit of clients and the companies in which we invest on their behalf. We also publish commentaries to share our perspective on market developments and emerging key themes.
At a more granular level, on a quarterly basis, we publish our vote record for each company that held a shareholder meeting during the period, showing how BIS voted on each proposal and providing our rationale for any votes against management proposals and on shareholder proposals. For shareholder meetings where a vote might be high profile or of significant

(20)
Recalling securities on loan can be impacted by the timing of record dates. In the U.S., for example, the record date of a shareholder meeting typically falls before the proxy statements are released. Accordingly, it is not practicable to evaluate a proxy statement, determine that a vote has a material impact on a fund and recall any shares on loan in advance of the record date for the annual meeting. As a result, managers must weigh independent business judgement as a fiduciary, the benefit to a fund’s shareholders of recalling loaned shares in advance of an estimated record date without knowing whether there will be a vote on matters which have a material impact on the fund (thereby forgoing potential securities lending revenue for the fund’s shareholders) or leaving shares on loan to potentially earn revenue for the fund (thereby forgoing the opportunity to vote).
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interest to clients, we may publish a vote bulletin after the meeting, disclosing and explaining our vote on key proposals. We also publish a quarterly list of all companies with which we engaged and the key topics addressed in the engagement meeting.
In this way, we help inform our clients about the work we do on their behalf in promoting the governance and business practices that support durable, long-term financial value creation by companies.
Want to know more?
blackrock.com/stewardship | contactstewardship@blackrock.com
This document is provided for information and educational purposes only. Investing involves risk, including the loss of principal.
Prepared by BlackRock, Inc.
©2024 BlackRock, Inc. All rights reserved. BLACKROCK is a trademark of BlackRock, Inc., or its subsidiaries in the United States and elsewhere. All other trademarks are those of their respective owners.
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BlackRock Investment Stewardship
Climate and Decarbonization Stewardship Guidelines
Published July 2024
BlackRock climate and decarbonization stewardship guidelines
Introduction to BlackRock Investment Stewardship
BlackRock’s clients depend on us to help them meet their varied investment goals. We consider it one of our responsibilities to be an informed, engaged shareholder on their behalf, given the business decisions that companies make have a direct impact on our clients’ long-term investment outcomes and financial well-being. BlackRock Investment Stewardship (BIS) is a dedicated function within BlackRock, which serves as a link between BlackRock’s clients and the companies we invest in on their behalf. BIS takes a long-term approach in our stewardship efforts, reflecting the investment horizons of the majority of our clients. BIS does this through:
1.
Engaging with companies in a two-way dialogue to build our understanding of a company’s practices and inform our voting decisions.
2.
Voting at shareholder meetings on management and shareholder proposals on behalf of clients who have delegated voting authority to BlackRock.
3.
Contributing to industry dialogue on stewardship to share our perspectives on matters that may impact our clients’ investments.
4.
Reporting on our activities to inform clients about our stewardship efforts on their behalf through a range of publications and direct reporting.
Stewardship for clients with investment objectives relating to the low-carbon transition
BlackRock offers a wide range of investment products and funds to support our clients’ unique and varied investment objectives, and in February 2024, BlackRock announced it would be launching a new decarbonization stewardship option for those clients who explicitly direct BlackRock to invest their assets with decarbonization investment objectives. An increasing number of clients are seeking to minimize the financial risk, and maximize the financial opportunities, associated with the transition to a low-carbon economy, and thus are interested in sustainable and transition investing, with some including decarbonization as an investment objective in their mandates with BlackRock. In Europe for example, all of our largest, strategic relationship clients have net zero commitments for their organizations, and globally a growing number have made similar commitments, which those clients believe, will shape financial opportunities in the transition to a low-carbon economy. A survey of 200 institutional investors globally, representing nearly $9tn in assets under management, indicated that 98% of them have set some kind of transition investment objective for their portfolios.
These guidelines set out BIS’ approach to voting at companies’ shareholder meetings on behalf of funds with explicit decarbonization or climate-related investment objectives, and, when appropriate, engagement with corporate leadership to support our voting on clients’ behalf. In addition, clients in separately managed accounts may instruct BlackRock to apply these guidelines to their holdings. Both in the case of funds and separately managed accounts, these guidelines are only implemented upon explicit selection and approval by the applicable fund board or client.
These guidelines should be read in conjunction with BIS’ benchmark policies and are focused on matters related to climate risks and the transition to a low-carbon economy at companies that are held by funds and clients who have selected these guidelines. These guidelines differ from the benchmark policies in that they consider, in addition to financial considerations and consistent with the investment objective of each fund or account that has selected these guidelines, the alignment of companies’ business model and strategies with the financial opportunities presented by the transition to a low-carbon economy and the more ambitious goal of the Paris Agreement, namely to limit average temperature rise to 1.5°C above pre-industrial levels.
These guidelines will apply to companies which produce goods and services that contribute to real world decarbonization or have a carbon intensive business model and face outsized impacts from the low-carbon transition, based on reported and estimated scopes 1, 2, and 3 greenhouse gas emissions. We estimate these companies represent the vast majority of the
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value chain emissions of the companies held by funds and clients that have selected these guidelines. For all other companies held by these funds and clients, BIS’ benchmark voting guidelines apply.
On other matters not related to climate risks and the transition to a low-carbon economy, BIS will apply our benchmark policies.
For clients who have not directed BlackRock to prioritize climate risks and decarbonization as an investment objective, BIS will continue to undertake our stewardship responsibilities in line with our benchmark policies, with a sole focus on advancing those clients’ long-term economic interests. This will include consideration of climate-related risks and opportunities in a company’s business model, where material to the company’s ability to deliver long-term financial returns.
Please see appendix 2, which sets out the key differences between the BIS benchmark and decarbonization policies on items related to climate risk and the transition to a low-carbon economy.
Understanding the investment implications of the transition to a low-carbon economy
Research from the BlackRock Investment Institute (BII) highlights that changing government policy, technology, and consumer and investor preferences are driving the transition to a low-carbon economy, but these forces are moving at uneven speeds across sectors and regions. For example—some technologies like renewable power are already being deployed at scale in some regions, while in other sectors and regions less cost-effective low-carbon alternatives exist. We have heard from certain clients that they see the low-carbon transition as a series of shifts over decades that will reshape production and consumption, spur significant capital investment and create risks, opportunities and a wider range of financial and competitive outcomes for companies.
For clients interested in investing in the transition to a low-carbon economy and understanding its corresponding risks and opportunities, we have developed the BlackRock Investment Institute Transition Scenario (BIITS), powered by Aladdin® technology. BIITS is a research-based, analytical forecast of how the low-carbon transition is most likely to play out based on what we know and expect today. It can help inform a top-down assessment of a company’s business risk arising from the transition. BII based its key assumptions on rigorous research, and the input of BlackRock’s portfolio managers and other experts.
For client assets with explicit investment objectives related to the transition to a low-carbon economy, BIS will draw on the insights generated by BIITS and Aladdin® Climate, as well as our own analysis and engagement, in applying these guidelines. In doing so, we will take into consideration the fact that the necessary data to assess individual companies currently has limitations, but is improving as a result of disclosure requirements in an increasing number of jurisdictions.
Decarbonization stewardship guidelines design principles
The framework of these guidelines is designed to:
•
Prioritize sectors and companies that are critical to the transition to a low-carbon economy: This includes companies which produce goods and services that contribute to real world decarbonization or have a carbon intensive business model and face outsized impacts from the low-carbon transition.
•
Apply a sectoral approach to our analysis that acknowledges the unevenness of the low-carbon transition across sectors and markets: We take into consideration the varying speeds at which sectors and markets can decarbonize based on technological feasibility, consumer demand, government policy, regulatory frameworks and other factors. Further, we recognize that these factors are uncertain and dynamic, which will require that we evolve our approach as necessary.
•
Take a long-term, pragmatic approach that favors a transition that minimizes disruption to companies and their key stakeholders: Our approach recognizes the challenges that many companies face in adapting their business models. It is premised on the views of interested clients that a transition where companies adapt and continue to deliver financial returns throughout, is a better long-term investment outcome for them, and less disruptive to a company’s other key stakeholders, than a transition that is uneven. Further, we consider the differences between the actions and outcomes over which company management has influence, and those it does not.
•
Focus on useful, contextualized disclosures that help inform investors views, while recognizing data limitations: The policy will seek disclosures that outline key milestones and dependencies underpinning the company’s low-carbon transition strategy; explain the trade-offs required to adapt the business model; and include relevant data and narrative.
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•
Be consistent with our position as a minority investor on behalf of our clients: The boards and executive leadership of companies determine a company’s strategy and its implementation. We make decisions on how to engage companies and vote proxies independently, based on our professional judgment of the priorities and outcomes most aligned with clients’ investment objectives.
Voting guidelines
Consistent with the investment objective of each fund or client that has selected these guidelines, BIS will look to companies to demonstrate the following:
Corporate Disclosures
In the context of these guidelines, we look for companies to provide sufficient corporate disclosure to allow us to determine the extent to which decarbonization and the low-carbon transition are strategic priorities. As a general point, we would expect companies that have disclosed their aim to participate in the transition to a low-carbon economy to make disclosures that help explain the strategy and governance systems they have determined most appropriate, which may include:
(1)
a low-carbon transition strategy to demonstrate their alignment with the ambition to limit global average temperature rise to 1.5°C above pre-industrial levels. This would normally mean that they have a long-term strategy to achieve net-zero greenhouse gas (GHG) emissions by 2050, with appropriate near- and medium-term milestones to assess their progress.
(2)
low-carbon transition-related reporting consistent with the standards developed by the International Sustainability Standards Board (ISSB). IFRS S1 addresses the general requirements of sustainability reporting and IFRS S2 sets out the disclosures that would provide investors with decision-useful information about a company’s most significant climate- and low-carbon transition-related risks and opportunities. As audit and assurance standards are developed, it would be helpful to investors’ confidence in such disclosures for companies to seek independent, third-party assurance.
(3)
scope 1 and scope 2, and material scope 3 GHG emissions. In addition, we look to companies to disclose their reduction targets for scope 1 and 2 emissions, science-based where possible. We welcome disclosure of targets or indicative goals, where companies have set them, for scope 3 emissions reductions, recognizing that these would be provided on a ‘best efforts’ basis given the methodological challenges these currently present for reporters. Scope 3 information, including how a company is working with its value chain to accelerate reductions in GHG intensity, provides useful insight to investors focused on investing in the low-carbon transition and understanding the impact of their investments on their decarbonization goals. However, we recognize that companies have varying ability to influence the emissions across the different parts of their value chain and it is helpful when disclosures explain the implications for the achievement of their decarbonization targets.
Transition plans
Some companies have published a transition plan that explains how the company intends to implement its low-carbon transition strategy by, as defined by the ISSB, “lay[ing] out the entity’s targets, actions or resources for its transition towards a lower-carbon economy, including actions such as reducing its greenhouse gas emissions” (see appendix 1).
We note the work being undertaken in a number of jurisdictions on establishing a common approach in a market to corporate transition plans. Given this work continues, for the near-term, BIS will not make preparation and production of transition plans a voting issue. BIS may engage companies that have chosen to publish a transition plan to understand their planned actions and resource implications in accordance with anticipated requirements.
Boards and directors
An effective and well-functioning board that has appropriate governance structures to facilitate oversight of a company's management and strategic initiatives is critical to the company’s ability to deliver on its low-carbon transition strategy.
In assessing the role and effectiveness of the board in this regard, we seek to understand whether:
•
The board has clear oversight responsibilities for climate and low-carbon transition-related risks and opportunities in the company’s business model. We consider the whole board to have responsibility for oversight of the company’s long-term strategy, including those aspects related to the transition to a low-carbon economy.
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•
Management has established a robust low-carbon transition framework and long-term strategy, with clear accountability for delivery by senior executives.
•
The capital management strategy explains how the company allocates investments to (traditional and next generation) business lines and innovation, and returns cash to shareholders, consistent with the low-carbon transition strategy.
•
The climate and low-carbon transition risks most likely to significantly impact the business are integrated into the company’s enterprise risk management processes and reporting.
•
The company has set scope 1 & 2 GHG emissions reduction targets, science-based and independently verified where possible, against a baseline, that are consistent with the ambition to limit average temperature rise to no more than 1.5°C above pre-industrial levels.
•
There is a clear link between the company’s scope 1 & 2 GHG emissions reduction targets over time and its long-term low-carbon transition strategy.
•
The company is monitoring its material scope 3 emissions and disclosing these where it is confident in the data. Given forthcoming regulatory requirements in certain jurisdictions, some companies are voluntarily disclosing scope 3 emissions reductions targets and plans, setting out how they are working on decarbonization with the different constituents in their value chain.
•
The board oversees, and management has a formalized approach to, the company’s lobbying activities, including trade association memberships. Policy engagement should be consistent with a company’s stated strategic policy objectives, including those related to the low-carbon transition.
Voting against directors over concerns about climate risk
In implementing these guidelines, BIS will generally support non-executive directors standing for election where, in BIS’ assessment based on company disclosures and engagement, a company is executing on its commitment to align with the transition to a low-carbon economy, as defined above. Where BIS determines this is not the case, we may vote against the election of one or more directors who have responsibility for the issue. The directors most likely to be in focus are the chair of the board sub-committee with low-carbon transition, climate or sustainability risk oversight responsibilities, other members of the relevant committee, the lead independent director or the non-executive chair of the board. In certain markets, we may withhold support for the discharge of the supervisory board or equivalent.
Where we have not supported director elections over climate concerns in a prior year, and the company has not subsequently made progress towards aligning with the transition to a low-carbon economy, we may escalate by voting against the re-election of additional responsible directors to signal our heightened concerns.
Management proposals to approve a climate strategy or progress report
In certain markets, company management may submit proposals asking shareholders to approve their climate action plans or progress reports, sometimes known as “Say on Climate.” BIS will generally support management’s climate strategy proposal if, in our assessment based on these guidelines, the strategy is aligned with the low-carbon transition. Similarly, we will generally support management’s proposal on a progress report if the company has clearly explained its progress against, and any deviations from or changes to, its stated transition plan and targets.
Shareholder proposals on climate and low-carbon transition matters
Shareholder proposals on a company’s approach to the low-carbon transition or climate risk will be considered on their merit. Our assessment will take into consideration the implications for, and the relevance to, the company’s stated low-carbon transition strategy and targets. We may support shareholder proposals that, for example, ask a company to:
•
Publish a business plan, and related disclosures, consistent with the ambition to limit average temperature rise to no more than 1.5°C above pre-industrial levels
•
Align their scope 1 and 2 GHG emissions reduction targets to, and/or discuss how their targets align with, a long-term goal of the company achieving net zero GHG emissions by 2050
•
Disclose the categories of scope 3 GHG emissions most material to a company’s business model
•
Improve disclosures on how a company’s climate-related lobbying (including trade association memberships and other indirect lobbying) is aligned with its strategic policy positions.
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We would not support shareholder proposals that seek to constrain board or management decision-making or direct specific business or strategic decisions. This includes proposals that seek to change a company’s articles of association or charter to require commitments or actions related to climate risk or the low-carbon transition.
Related matters
There are other business items not covered above that may be put to a shareholder vote that could address matters relevant to the transition to a low-carbon economy. Under these guidelines, BIS is most likely to engage, where appropriate, if we seek to enhance our understanding of a company’s approach. Generally, our voting on these matters would be covered by BIS’ benchmark guidelines.
Executive compensation
We look to company boards to put in place a compensation structure that incentivizes and rewards executives appropriately. Some companies, in light of their long-term strategy, may decide to include relevant GHG emissions reduction targets or low-carbon transition-related metrics in their incentive plans. In such cases, BIS would engage to understand the alignment between those metrics and the company’s stated climate strategy.
Auditors and audit-related issues
For companies with material climate or transition risks or opportunities in their business models, BIS is interested to understand whether the company considers and, if relevant, quantifies, and accounts for material climate-related risks in its financial statements, including if the company explains such risks within the context of its audit report. We note that work is being undertaken to develop audit and assurance standards in relation to climate and transition reporting, which may impact the future reporting requirements of companies. We note that assurance of corporate disclosures related to climate risk and the transition to a low-carbon economy is still nascent.
Mergers, acquisitions, asset sales, and other special situations
Special situations will be considered on their financial merits, but BIS may engage on climate-related factors under these guidelines where a transaction may significantly alter a company’s climate strategy or a shareholder activist has proposed governance, strategic or operational changes that may impact its climate strategy. BIS does not promote changes in corporate control, nor does it invoke formal governance mechanisms that rise to the level of shareholder activism.
Other business relevant sustainability-related risks and opportunities
Climate risk and the transition to a low-carbon economy are interconnected with a number of other sustainability-related risks and opportunities that may be relevant to a company’s business model and long-term performance. These include a company’s impacts or dependencies on natural capital and key stakeholders. In the context of these guidelines, we may engage companies to better understand how they are managing the impact on people (e.g., employees, suppliers, customers and communities) of any strategic or operational changes they are making in relation to their transition to a low-carbon economy. Similarly, we may engage companies that face risks and opportunities related to land use and deforestation, access to fresh water, or the ability to secure scarce resources critical to the transition to a low-carbon economy.
Appendix 1
Terminology
We understand the key concepts referred to within these guidelines as follows:
Climate risk: Includes physical risk, the increased risk to companies’ assets and activities caused by the direct impact of changing weather patterns and natural catastrophes, and transition risk, the impact of the transition to a low-carbon economy on a company’s long-term profitability.
Transition to a low-carbon economy (“low-carbon transition”): The global economic shift toward lower emissions across many sectors and business models. The economic transformation is being driven by changes in government policy, technology, and consumer and investor preferences, as well as the physical effects of climate change (e.g., extreme weather), and can potentially have a material impact on clients’ investments and portfolios.
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Decarbonization: the process of reducing or eliminating emissions of carbon dioxide (CO2) from human activity and removing carbon currently in the atmosphere. This can be carried out by countries, companies and even individual consumers. Sometimes the concept is understood to include the reduction and elimination of other GHG, e.g., methane.
Climate-related risks and opportunities: The investment opportunities and risks associated with the transition to a low-carbon economy, including transition risks and opportunities and physical risks and opportunities in adapting to physical climate change.
Climate-related transition plan: “An aspect of an entity’s overall strategy that lays out the entity’s targets, actions or resources for its transition towards a lower-carbon economy, including actions such as reducing its greenhouse gas emissions.”
Science-based GHG emissions reduction targets: Targets that “…are in line with what the latest climate science deems necessary to meet the goals of the Paris Agreement – limiting global warming to 1.5°C above pre-industrial levels. Science-based targets give companies a clearly defined path to reduce greenhouse gas emissions in line with limiting global warming to 1.5°C. They define how much and how quickly a business must reduce its emissions to be in line with the Paris Agreement goals.”
Appendix 2
Comparison of key differences between how the BIS benchmark considers climate-related risks, where appropriate, and the decarbonization guidelines
	BIS Benchmark Policy	Decarbonization Policy
Key concepts
Focuses on financial performance and
engages companies on climate and
transition topics when material to their
business Prioritizes the disclosure of how a
company is managing material climate and
transition-related risks and opportunities

Considers both financial performance and
decarbonization objectives consistent with
funds' and clients' investment objectives
Assesses the alignment of a company's
business model with the ambition to limit
global average temperature rise to 1.5°C
above pre-industrial levels

Prioritized companies for climate-related engagement	Largest Scope 1 and 2 GHG emitters	Largest total value chain GHG emitters (Scope 1, 2, & 3)
Emissions reporting	Seeks reporting of Scope 1 & 2	Seeks reporting of Scope 1, 2 and material 3
Emissions targets & decarbonization efforts	Seeks the disclosure of Scope 1 & 2 targets	Seeks Scope 1 & 2 targets and assesses decarbonization efforts
Temperature & scenario alignment / pathways	Seeks disclosure from companies that identifies and discusses the most plausible decarbonization pathway	Assesses temperature and scenario alignment/pathways to 1.5°C degrees
Science-based targets commitments & verifications	Engagement topic but not vote escalation criteria	Seeks science-based targets and verifications where possible; may take voting action where absent
Company’s role in the transition	Engagement topic but not vote escalation criteria	Assesses activities benefitting from and/or contributing to the transition to a low- carbon economy
Shareholder proposals	Case-by-case approach with focus on implications for long-term financial value creation No support for shareholder proposals that seek to direct management strategy	Case-by-case approach with further consideration given to decarbonization objectives in addition to financial performance No support for shareholder proposals that seek to direct management strategy
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Want to know more?
blackrock.com/stewardship | contactstewardship@blackrock.com
This document is provided for information and educational purposes only. Investing involves risk, including the loss of principal.
Prepared by BlackRock, Inc.
©2024 BlackRock, Inc. All rights reserved. BLACKROCK is a trademark of BlackRock, Inc., or its subsidiaries in the United States and elsewhere. All other trademarks are those of their respective owners.
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IS-SAI-TOK-1125

iShares® Trust
Statement of Additional Information
Dated November 28, 2025
This combined Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the current prospectuses (each, a “Prospectus” and collectively, the “Prospectuses”) for the following series of iShares Trust (the “Trust”):

Fund	Ticker	Listing Exchange
iShares China Large-Cap ETF	FXI	NYSE Arca
iShares ESG Optimized MSCI USA Min Vol Factor ETF	ESMV	Nasdaq
iShares International Equity Factor ETF	INTF	NYSE Arca
iShares International Small-Cap Equity Factor ETF	ISCF	NYSE Arca
iShares MSCI EAFE ETF	EFA	NYSE Arca
iShares MSCI EAFE Growth ETF	EFG	Cboe BZX
iShares MSCI EAFE Min Vol Factor ETF	EFAV	Cboe BZX
iShares MSCI EAFE Small-Cap ETF	SCZ	Nasdaq
iShares MSCI EAFE Value ETF	EFV	Cboe BZX
iShares MSCI Europe Financials ETF	EUFN	Nasdaq
iShares MSCI Europe Small-Cap ETF	IEUS	Nasdaq
iShares MSCI Intl Momentum Factor ETF	IMTM	NYSE Arca
iShares MSCI Intl Quality Factor ETF	IQLT	NYSE Arca
iShares MSCI Intl Value Factor ETF	IVLU	NYSE Arca
iShares MSCI USA Min Vol Factor ETF	USMV	Cboe BZX
iShares MSCI USA Momentum Factor ETF	MTUM	Cboe BZX
iShares MSCI USA Quality Factor ETF	QUAL	Cboe BZX
iShares MSCI USA Size Factor ETF	SIZE	NYSE Arca
iShares MSCI USA Small-Cap Min Vol Factor ETF	SMMV	Cboe BZX
iShares MSCI USA Value Factor ETF	VLUE	Cboe BZX
iShares U.S. Equity Factor ETF	LRGF	NYSE Arca
iShares U.S. Small-Cap Equity Factor ETF	SMLF	NYSE Arca
iShares U.S. Tech Breakthrough Multisector ETF	TECB	NYSE Arca
The Prospectuses for the above-listed funds (each, a “Fund” and collectively, the “Funds”) are dated November 28, 2025, as amended and supplemented from time to time. Capitalized terms used herein that are not defined have the same meaning as in the applicable Prospectus, unless otherwise noted. The Financial Statements and Notes contained in the applicable Annual Report and Semi-Annual Report of the Trust for the Funds are incorporated by reference into and are deemed to be part of this SAI. Each Fund's Annual Report is located here1, here2 or here3. Each Fund's Semi-Annual Report is located here1, here2 or here3. A copy of each Fund's Prospectus, Annual Report and Semi-Annual Report may be obtained without charge by writing to the Trust's distributor, BlackRock Investments, LLC (the “Distributor” or “BRIL”), 1 University Square Drive, Princeton, NJ 08540, calling 1-800-iShares (1-800-474-2737) or visiting www.iShares.com. Each Fund's Prospectus is incorporated by reference into this SAI.
References to the Investment Company Act of 1940, as amended (the “Investment Company Act” or the “1940 Act”), or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the Securities and Exchange Commission (the “SEC”), SEC staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no action or other relief or permission from the SEC, SEC staff or other authority.
iShares® and BlackRock® are registered trademarks of BlackRock Fund Advisors and its affiliates.

ICE® is a registered trademark of Intercontinental Exchange, Inc. or its affiliates.

1
Annual and Semi-Annual Report for each of the below funds:
iShares ESG Optimized MSCI USA Min Vol Factor ETF, iShares MSCI USA Min Vol Factor ETF, iShares MSCI USA Momentum Factor ETF, iShares MSCI USA Quality Factor ETF, iShares MSCI USA Size Factor ETF and iShares MSCI USA Value Factor ETF
2
Annual and Semi-Annual Report for each of the below funds:
iShares China Large-Cap ETF, iShares International Equity Factor ETF, iShares International Small-Cap Equity Factor ETF, iShares MSCI EAFE ETF, iShares MSCI EAFE Growth ETF, iShares MSCI EAFE Min Vol Factor ETF, iShares MSCI EAFE Small-Cap ETF, iShares MSCI EAFE Value ETF, iShares MSCI Europe Financials ETF, iShares MSCI Europe Small-Cap ETF, iShares MSCI Intl Momentum Factor ETF, iShares MSCI Intl Quality Factor ETF and iShares MSCI Intl Value Factor ETF
3
Annual and Semi-Annual Report for each of the below funds:
iShares MSCI USA Small-Cap Min Vol Factor ETF, iShares U.S. Equity Factor ETF, iShares U.S. Small-Cap Equity Factor ETF and iShares U.S. Tech Breakthrough Multisector ETF

i

ii

iii

iv

v

General Description of the Trust and its Funds
The Trust currently consists of more than 355 investment series or portfolios. The Trust was organized as a Delaware statutory trust on December 16, 1999 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company registered with the SEC under the 1940 Act. The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “1933 Act”). This SAI relates to the following Funds:
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iShares China Large-Cap ETF
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iShares ESG Optimized MSCI USA Min Vol Factor ETF1
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iShares International Equity Factor ETF
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iShares International Small-Cap Equity Factor ETF
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iShares MSCI EAFE ETF
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iShares MSCI EAFE Growth ETF
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iShares MSCI EAFE Min Vol Factor ETF
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iShares MSCI EAFE Small-Cap ETF
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iShares MSCI EAFE Value ETF
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iShares MSCI Europe Financials ETF
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iShares MSCI Europe Small-Cap ETF
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iShares MSCI Intl Momentum Factor ETF
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iShares MSCI Intl Quality Factor ETF
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iShares MSCI Intl Value Factor ETF
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iShares MSCI USA Min Vol Factor ETF
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iShares MSCI USA Momentum Factor ETF
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iShares MSCI USA Quality Factor ETF
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iShares MSCI USA Size Factor ETF
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iShares MSCI USA Small-Cap Min Vol Factor ETF
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iShares MSCI USA Value Factor ETF
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iShares U.S. Equity Factor ETF
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iShares U.S. Small-Cap Equity Factor ETF
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iShares U.S. Tech Breakthrough Multisector ETF

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On June 2, 2025, the name of the Fund changed from the iShares ESG MSCI USA Min Vol Factor ETF to the iShares iShares ESG Optimized MSCI USA Min Vol Factor ETF.
Each Fund is managed by BlackRock Fund Advisors (“BFA”), an indirect majority-owned subsidiary of BlackRock, Inc., and generally seeks to track the investment results of the specific benchmark index identified in the applicable Prospectus for that Fund (each, an “Underlying Index”).
Each Fund offers and issues shares at their net asset value per share (“NAV”) only in aggregations of a specified number of shares (each, a “Creation Unit”), generally in exchange for a designated portfolio of securities, assets or other positions (including any portion of such securities for which cash may be substituted) included in its Underlying Index (the “Deposit Securities” or “Creation Basket”), together with the deposit of a specified cash payment (the “Cash Component”). Shares of the Funds are listed for trading on national securities exchanges (a “Listing Exchange”) such as Cboe BZX Exchange, Inc. (“Cboe BZX”), The Nasdaq Stock Market LLC (“Nasdaq”) or NYSE Arca, Inc. (“NYSE Arca”). Shares of each Fund are traded in the secondary market and elsewhere at market prices that may be at, above or below the Fund's NAV. Shares are redeemable only in Creation Units by Authorized Participants (as defined in the Creation and Redemption of Creation Units-Role of the
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Authorized Participant section of this SAI) and, generally, in exchange for portfolio securities and a Cash Amount (as defined in the Redemption of Creation Units section of this SAI). Creation Units typically are a specified number of shares, generally ranging from 50,000 to 600,000 or multiples thereof.
The Trust reserves the right to permit or require that creations and redemptions of shares are effected fully or partially in cash and reserves the right to permit or require the substitution of Deposit Securities in lieu of cash. Shares may be issued in advance of receipt of Deposit Securities, subject to various conditions, including a requirement that the Authorized Participant maintain collateral with the Trust as set forth in the handbook for Authorized Participants. The Trust may use such collateral at any time to purchase Deposit Securities. See the Creation and Redemption of Creation Units section of this SAI. Transaction fees and other costs associated with creations or redemptions that include a cash portion may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.
Exchange Listing and Trading
A discussion of exchange listing and trading matters associated with an investment in each Fund is contained in the Shareholder Information section of each Fund's Prospectus. The discussion below supplements, and should be read in conjunction with, that section of the applicable Prospectus.
Shares of each Fund are listed for trading, and trade throughout the day, on the applicable Listing Exchange and in other secondary markets. Shares of certain Funds may also be listed on certain non-U.S. exchanges. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of shares of any Fund will continue to be met. The Listing Exchange may, but is not required to, remove the shares of a Fund from listing if, among other things: (i) following the initial 12-month period beginning upon the commencement of trading of Fund shares, there are fewer than 50 record and/or beneficial owners of shares of a Fund; (ii) a Fund is no longer eligible to operate in reliance on Rule 6c-11 under the Investment Company Act; (iii) any of the other listing requirements are not continuously maintained; or (iv) any event shall occur or condition shall exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. The Listing Exchange will also remove shares of a Fund from listing and trading upon termination of the Fund.
As in the case of other publicly-traded securities, when you buy or sell shares of a Fund through a broker, you may incur a brokerage commission determined by that broker, as well as other charges.
The Trust reserves the right to adjust the share price of the Funds in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Funds or an investor's equity interest in the Funds.
Investment Strategies and Risks
Each Fund seeks to achieve its objective by investing primarily in securities issued by issuers that compose its relevant Underlying Index and in investments that provide substantially similar exposure to securities in the Underlying Index. Each Fund operates as an index fund and is not actively managed. Adverse performance of a security in a Fund’s portfolio will ordinarily not result in the elimination of the security from the Fund’s portfolio.
Each Fund engages in representative sampling, which is investing in a sample of securities selected by BFA to have a collective investment profile similar to that of the Fund's Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the Fund’s Underlying Index. A fund that uses representative sampling generally does not hold all of the securities that are in its underlying index.
Although the Funds do not seek leveraged returns, certain instruments used by the Funds may have a leveraging effect as described below.
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Borrowing.  Each Fund may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.
The purchase of securities while borrowings are outstanding may have the effect of leveraging a Fund. The incurrence of leverage increases a Fund’s exposure to risk, and borrowed funds are subject to interest costs that will reduce net income. Purchasing securities while borrowings are outstanding creates special risks, such as the potential for greater volatility in the NAV of Fund shares and in the yield on a Fund’s portfolio. In addition, the interest expenses from borrowings may exceed the income generated by a Fund’s portfolio and, therefore, the amount available (if any) for distribution to shareholders as dividends may be reduced. BFA may determine to maintain outstanding borrowings if it expects that the benefits to a Fund’s shareholders will outweigh the current reduced return.
Certain types of borrowings by a Fund must be made from a bank or may result in a Fund being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is not anticipated that observance of such covenants would impede BFA’s management of a Fund’s portfolio in accordance with a Fund’s investment objectives and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require a Fund to dispose of portfolio investments at a time when it may be disadvantageous to do so.
Currency Transactions.  A currency forward contract is an over-the-counter (“OTC”) obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days greater than two days from the date on which the contract is agreed upon by the parties, at a price set at the time of the contract. A non-deliverable currency forward is an OTC currency forward settled in a specified currency, on a specified date, based on the difference between the agreed-upon exchange rate and the market exchange rate. A currency futures contract is a contract that trades on an organized futures exchange involving an obligation to deliver or acquire a specified amount of a specific currency, at a specified price and at a specified future time. Currency futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency. Each Fund does not engage in currency transactions for the purpose of hedging against declines in the value of each Fund's assets that are denominated in a non-U.S. currency. A Fund may enter into non-U.S. currency forward and non-U.S. currency futures transactions to facilitate local securities settlements or to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes.
Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected may be highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, counterparty risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in non-U.S. currency. If BFA utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of a Fund's return with the performance of its Underlying Index and may lower the Fund’s return. A Fund could experience losses if the value of its currency forwards, options or futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market or otherwise. In addition, a Fund could incur transaction costs, including trading commissions, in connection with certain non-U.S. currency transactions.
Diversification Status.  The following table sets forth the diversification status of each Fund:
Diversified Funds	Non-Diversified Funds
iShares ESG Optimized MSCI USA Min Vol Factor ETF	iShares China Large-Cap ETF
iShares International Equity Factor ETF
iShares International Small-Cap Equity Factor ETF
iShares MSCI EAFE ETF
iShares MSCI EAFE Growth ETF
iShares MSCI EAFE Min Vol Factor ETF
iShares MSCI EAFE Small-Cap ETF
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Diversified Funds	Non-Diversified Funds
iShares MSCI EAFE Value ETF
iShares MSCI Europe Financials ETF
iShares MSCI Europe Small-Cap ETF
iShares MSCI Intl Momentum Factor ETF
iShares MSCI Intl Quality Factor ETF
iShares MSCI Intl Value Factor ETF
iShares MSCI USA Min Vol Factor ETF
iShares MSCI USA Momentum Factor ETF
iShares MSCI USA Quality Factor ETF
iShares MSCI USA Size Factor ETF
iShares MSCI USA Small-Cap Min Vol Factor ETF
iShares MSCI USA Value Factor ETF
iShares U.S. Equity Factor ETF
iShares U.S. Small-Cap Equity Factor ETF
iShares U.S. Tech Breakthrough Multisector ETF
A fund classified as “diversified” under the 1940 Act may not purchase securities of an issuer (other than (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and (ii) securities of other investment companies) if, with respect to 75% of its total assets, (a) more than 5% of the fund’s total assets would be invested in securities of that issuer or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer. With respect to the remaining 25% of its total assets, the fund may invest more than 5% of its assets in one issuer. Under the 1940 Act, a fund cannot change its classification from diversified to non-diversified without shareholder approval.
 A “non-diversified” fund is a fund that is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may constitute a significant percentage of the underlying index of such a fund and, consequently, the fund’s investment portfolio. This may adversely affect a fund’s performance or subject the fund’s shares to greater price volatility than that experienced by more diversified investment companies.
Each Fund (whether diversified or non-diversified) intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a regulated investment company (“RIC”) for purposes of the U.S. Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and to relieve the Fund of any liability for U.S. federal income tax to the extent that its earnings are distributed to shareholders, provided that the Fund satisfies a minimum distribution requirement. Compliance with the diversification requirements of the Internal Revenue Code may limit the investment flexibility of the Funds and may make it less likely that the Funds will meet their respective investment objectives.
Futures, Options on Futures and Securities Options.  Futures contracts, options on futures and securities options may be used by a Fund to simulate investment in its Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund may enter into futures contracts and options on futures that are traded on a U.S. or non-U.S. futures exchange. Each Fund will not use futures, options on futures or securities options for speculative purposes. Each Fund intends to use futures and options on futures in accordance with Rule 4.5 of the Commodity Futures Trading Commission (the “CFTC”) promulgated under the Commodity Exchange Act (“CEA”). BFA, with respect to certain Funds, has claimed an exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 so that BFA, with respect to such Funds, is not subject to registration or regulation as a commodity pool operator under the CEA. See the Regulation Regarding Derivatives section of this SAI for more information.
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on investments that reflect the market value of common stock of the firms included in the investments. Each Fund may enter into futures contracts to purchase securities indexes when BFA anticipates purchasing the underlying securities and believes prices will
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rise before the purchase will be made. Upon entering into a futures contract, a Fund will be required to deposit with the broker an amount of cash or cash equivalents known as “initial margin,” which is similar to a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract if all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” will be made to and from the broker daily as the price of the instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to the expiration of a futures contract, each Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract. An option on a futures contract, as contrasted with a direct investment in such a contract, gives the purchaser the right, but no obligation, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract.
The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited to the agreed-upon price per share, also known as the “strike price,” less the premium received from writing the put. Certain of the Funds may purchase and write put and call options on futures contracts that are traded on an exchange as a hedge against changes in value of their portfolio securities or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.
Securities options may be used by a Fund to obtain access to securities in its Underlying Index or to dispose of securities in its Underlying Index at favorable prices, to invest cash in a securities index that offers similar exposure to that provided by its Underlying Index or otherwise to achieve the Fund’s objective of tracking its Underlying Index. A call option gives a holder the right to purchase a specific security at a specified price (“exercise price”) within a specified period of time. A put option gives a holder the right to sell a specific security at an exercise price within a specified period of time. The initial purchaser of a call option pays the “writer” a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Each Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. Each Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase. Each Fund may purchase or sell securities options on a U.S. or non-U.S. securities exchange or in the OTC market through a transaction with a dealer. Options on a securities index are typically settled on a net basis based on the appreciation or depreciation of the index level over the strike price. Options on single name securities may be cash- or physically-settled, depending upon the market in which they are traded. Options may be structured so as to be exercisable only on certain dates or on a daily basis. Options may also be structured to have conditions to exercise (i.e., “Knock-in Events”) or conditions that trigger termination (i.e., “Knock-out Events”).
Lending Portfolio Securities.  Each Fund may lend portfolio securities to certain borrowers that BFA determines to be creditworthy, including borrowers affiliated with BFA. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. No securities loan shall be made on behalf of a Fund if, as a result, the aggregate value of all securities loans of the particular Fund exceeds one-third of the value of such Fund's total assets (including the value of the collateral received). A Fund may terminate a loan at any time and obtain the return of the securities loaned. Each Fund receives, by way of substitute payment, the value of any interest or cash or non-cash distributions paid on the loaned securities that it would have otherwise received if the securities were not on loan.
With respect to loans that are collateralized by cash, the borrower may be entitled to receive a fee based on the amount of cash collateral. The Funds are compensated by any positive difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral received by the Fund for such loans, and uninvested cash, may be reinvested in certain short-term instruments either directly on behalf of each
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Fund or through one or more joint accounts or money market funds, including those affiliated with BFA; such investments are subject to investment risk.
Each Fund conducts its securities lending pursuant to an exemptive order from the SEC permitting it to lend portfolio securities to borrowers affiliated with the Fund and to retain an affiliate of the Fund to act as securities lending agent. To the extent that a Fund engages in securities lending, BlackRock Institutional Trust Company, N.A. (“BTC”) acts as securities lending agent for the Fund, subject to the overall supervision of BFA. BTC administers the lending program in accordance with guidelines approved by the Trust's Board of Trustees (the “Board,” the trustees of which are the “Trustees”). JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as custodian for certain Funds in connection with certain securities lending activities.
Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), foreign exchange risk (i.e., the risk of a shortfall at default when a cash collateral investment is denominated in a currency other than the currency of the assets being loaned due to movements in foreign exchange rates), and credit, legal, counterparty and market risks (including the risk that market events, including but not limited to corporate actions, could lead the Fund to lend securities that are trading at a premium due to increased demand, or to recall loaned securities or to lend less or not at all, which could lead to reduced securities lending revenue). If a Fund were to lend out securities that are subject to a corporate action and commit to the borrower a particular election as determined by the Funds' investment adviser, the benefit the Fund would receive in respect of committing to such election may or may not be less than the benefit the Fund would have received from making a different election in such corporate action. If a securities lending counterparty were to default, a Fund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a Fund’s securities as agreed, the Fund’s ability to participate in a corporate action event may be impacted, or the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This latter event could trigger adverse tax consequences for a Fund. A Fund could lose money if its short-term investment of the collateral declines in value over the period of the loan. Substitute payments received by a Fund representing dividends paid on securities loaned out by the Fund will not be considered qualified dividend income. BTC will take into account the tax effects on shareholders caused by this difference in connection with a Fund’s securities lending program. Substitute payments received on tax-exempt securities loaned out will not be tax-exempt income. There could also be changes in the status of issuers under applicable laws and regulations, including tax regulations, that may impact the regulatory or tax treatment of loaned securities and could, for example, result in a delay in the payment of dividend equivalent payments owed to a Fund (as permitted by applicable law).
Regulations adopted by global prudential regulators require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many securities lending agreements, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such agreements, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these requirements, as well as potential additional government regulation and other developments in the market, could adversely affect the Fund’s ability to terminate existing securities lending agreements or to realize amounts to be received under such agreements. Prudential regulation may also favor lenders that can provide additional protections, such as liens that are exercisable in connection with a lender default, to borrowers. Certain Funds expect to provide additional protections to borrowers, where permitted, pursuant to a Fund’s investment policies and if BFA believes doing so is in the best interest of the Fund.
Liquidity Risk Management.  Rule 22e-4 under the Investment Company Act (the “Liquidity Rule”) requires open-end funds, including exchange-traded funds (“ETFs”) such as the Funds, to establish a liquidity risk management program (the “Liquidity Program”) and enhance disclosures regarding fund liquidity. As required by the Liquidity Rule, the Funds have implemented a Liquidity Program, and the Board, including a majority of the Independent Trustees of the Trust, has appointed BFA as the administrator of the Liquidity Program. Under the Liquidity Program, BFA assesses, manages, and periodically reviews each Fund’s liquidity risk and classifies each investment held by a Fund as a “highly liquid investment,” “moderately liquid investment,” “less liquid investment” or “illiquid investment.” The Liquidity Rule defines “liquidity risk” as the risk that a Fund could not meet requests to redeem shares issued by a Fund without significant dilution of the remaining investors’ interest in a Fund. The liquidity of a Fund's portfolio investments is determined based on relevant market, trading
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and investment-specific considerations under the Liquidity Program. There are exclusions from certain portions of the liquidity risk management program requirements for “in-kind” ETFs, as defined in the Liquidity Rule. To the extent that an investment is deemed to be an illiquid investment or a less liquid investment, a Fund can expect to be exposed to greater liquidity risk.
Non-U.S. Securities.  Each Fund may purchase publicly traded common stocks of non-U.S. issuers. To the extent a Fund invests in stocks of non-U.S. issuers, certain of the Fund's investments in such stocks may be in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) (collectively, “depositary receipts”). Depositary receipts are receipts, typically issued by a bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Depositary receipts may not necessarily be denominated in the same currency as their underlying securities. ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a non-U.S. issuer. EDRs, which are sometimes referred to as continental depositary receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depositary receipts structured like global debt issues to facilitate trading on an international basis. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets, and EDRs, issued in bearer form, are designed for use in European securities markets. GDRs are tradable both in the U.S. and in Europe and are designed for use throughout the world.
Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition to investment risks associated with the underlying issuer, depositary receipts expose a Fund to additional risks associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and liquidity risk. Unsponsored programs, which are not sanctioned by the issuer of the underlying common stock, generally expose investors to greater risks than sponsored programs and do not provide holders with many of the shareholder benefits that come from investing in a sponsored depositary receipts.
Investing in the securities of non-U.S. issuers involves special risks and considerations not typically associated with investing in U.S. issuers. These include differences in accounting, auditing and financial reporting standards; the possibility of expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; political instability, which could affect U.S. investments in non-U.S. countries; and potential restrictions on the flow of international capital. Non-U.S. issuers may be subject to less governmental regulation than U.S. issuers. Moreover, individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product (“GDP”), rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.
Regulation Regarding Derivatives.  The CFTC subjects advisers to registered investment companies to regulation by the CFTC if a fund that is advised by the adviser either (i) invests, directly or indirectly, more than a prescribed level of its liquidation value in CFTC-regulated futures, options and swaps (“CFTC Derivatives”) or (ii) markets itself as providing investment exposure to such instruments. The CFTC also subjects advisers to registered investment companies to regulation by the CFTC if the registered investment company invests in one or more commodity pools. To the extent a Fund uses CFTC Derivatives, it intends to do so below such prescribed levels and intends not to market itself as a “commodity pool” or a vehicle for trading such instruments.
BFA has claimed an exclusion from the definition of the term “commodity pool operator” under the CEA pursuant to Rule 4.5 under the CEA with respect to each of the Funds. BFA is not, therefore, subject to registration or regulation as a “commodity pool operator” under the CEA with respect to the Funds.
The iShares ESG Optimized MSCI USA Min Vol Factor ETF, iShares International Equity Factor ETF, iShares International Small-Cap Equity Factor ETF, iShares MSCI EAFE ETF, iShares MSCI EAFE Growth ETF, iShares MSCI EAFE Min Vol Factor ETF, iShares MSCI EAFE Small-Cap ETF, iShares MSCI EAFE Value ETF, iShares MSCI Europe Financials ETF, iShares MSCI Europe Small-Cap ETF, iShares MSCI Intl Momentum Factor ETF, iShares MSCI Intl Quality Factor ETF, iShares MSCI Intl Value Factor ETF, iShares MSCI USA Min Vol Factor ETF, iShares MSCI USA Size Factor ETF, iShares MSCI USA Small-Cap Min Vol Factor ETF, iShares MSCI USA Value Factor ETF, iShares U.S. Equity Factor ETF, iShares U.S. Small-Cap Equity Factor ETF and iShares U.S. Tech Breakthrough Multisector ETF (the “No-Action Letter Funds”) may also have investments in “underlying funds” (and such underlying funds themselves may invest in underlying funds) not advised by BFA (the term “underlying fund” for purposes of the no-action letter referenced below may include, but is not limited to, certain securitized vehicles, mortgage or international real estate investment trusts, business development companies and, investment companies that may invest in
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CFTC Derivatives or in any of the foregoing), and therefore may be viewed by the CFTC as commodity pools. BFA may not have transparency into the holdings of these underlying funds because they are not advised by BFA. To address this issue of lack of transparency, the CFTC staff issued a no-action letter on November 29, 2012 permitting the adviser of a fund that invests in such underlying funds and that would otherwise have filed a claim of exclusion pursuant to CFTC Rule 4.5 to delay registration as a “commodity pool operator” until six months from the date on which the CFTC issues additional guidance on the treatment of CFTC Derivatives held by underlying funds. BFA, the adviser of the No-Action Letter Funds, has filed a claim with the CFTC for the Funds to rely on this no-action relief. Accordingly, BFA is not currently subject to registration or regulation as a “commodity pool operator” under the CEA in respect of the Funds.
Derivative contracts, including, without limitation, swaps, currency forwards, and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the U.S. and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Swaps, non-deliverable forwards and certain other derivatives traded in the OTC market are subject to variation margin and initial margin requirements. Implementation of the margining and other provisions of the Dodd-Frank Act regarding clearing, mandatory trading, reporting and documentation of swaps and other derivatives have impacted and may continue to impact the costs to a Fund of trading these instruments and, as a result, may affect returns to investors in a Fund.
Rule 18f-4 under the Investment Company Act permits a Fund to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the Investment Company Act. Section 18 of the Investment Company Act, among other things, prohibits open-end funds, including the Funds, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”).
Under Rule 18f-4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which a Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, and borrowed bonds), if a Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and non-standard settlement cycle securities, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”).
Unless a Fund is relying on the Limited Derivatives User Exception (as defined below), the Fund must comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires a Fund to adopt and implement a comprehensive written derivatives risk management program (“DRMP”) and comply with a relative or absolute limit on Fund leverage risk calculated based on value-at-risk (“VaR”). The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board, including a majority of Independent Directors/Trustees, and periodically reviews the DRMP and reports to the Board.
Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if a Fund's “derivatives exposure” (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”).
Repurchase Agreements.  A repurchase agreement is an instrument under which the purchaser (i.e., a Fund) acquires a security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by a Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price, and, in the event of a default by the seller, the Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.
In any repurchase transaction, the collateral for a repurchase agreement may include: (i) cash items; (ii) obligations issued by the U.S. government or its agencies or instrumentalities; or (iii) obligations that, at the time the repurchase agreement is
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entered into, are determined to (A) have exceptionally strong capacity to meet their financial obligations and (B) are sufficiently liquid such that they can be sold at approximately their carrying value in the ordinary course of business within seven days.
Repurchase agreements pose certain risks for a Fund that utilizes them. Such risks are not unique to the Funds, but are inherent in repurchase agreements. The Funds seek to minimize such risks, but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated. Lower quality collateral and collateral with a longer maturity may be subject to greater price fluctuations than higher quality collateral and collateral with a shorter maturity. If the repurchase agreement counterparty were to default, lower quality collateral may be more difficult to liquidate than higher quality collateral. Should the counterparty default and the amount of collateral not be sufficient to cover the counterparty’s repurchase obligation, a Fund would likely retain the status of an unsecured creditor of the counterparty (i.e., the position a Fund would normally be in if it were to hold, pursuant to its investment policies, other unsecured debt securities of the defaulting counterparty) with respect to the amount of the shortfall. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction.
Reverse Repurchase Agreements.  Reverse repurchase agreements involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Generally, the effect of such transactions is that a Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are advantageous only if a Fund has an opportunity to earn a rate of interest on the cash derived from these transactions that is greater than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and a Fund intends to use the reverse repurchase technique only when BFA believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any increase or decrease in the value of a Fund’s assets. The use of reverse repurchase agreements is a form of leverage, and the proceeds obtained by a Fund through reverse repurchase agreements may be invested in additional securities.
Rule 18f-4 under the Investment Company Act permits a Fund to enter into reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, borrowed bonds) notwithstanding the limitation on the issuance of senior securities in Section 18 of the Investment Company Act, provided that a Fund either (i) complies with the 300% asset coverage ratio with respect to such transactions and any other borrowings in the aggregate, or (ii) treats such transactions as Derivatives Transactions under Rule 18f-4. (See “Regulation Regarding Derivatives” above.)
Securities of Investment Companies.  Each Fund may invest in the securities of other investment companies (including money market funds) and real estate investment trusts (“REITs”) to the extent permitted by law. Pursuant to the 1940 Act, a Fund’s investment in registered investment companies is generally limited to, subject to certain exceptions: (i) 3% of the total outstanding voting stock of any one investment company; (ii) 5% of a Fund’s total assets with respect to any one investment company; and (iii) 10% of a Fund’s total assets with respect to investment companies in the aggregate. Other investment companies in which a Fund may invest can be expected to incur fees and expenses for operations, such as investment advisory and administration fees, which would be in addition to those incurred by the Fund. Pursuant to guidance issued by the SEC staff, fees and expenses of money market funds used for cash collateral received in connection with loans of securities are not treated as Acquired Fund Fees and Expenses, which reflect a Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies (as disclosed in the Prospectus, as applicable).
Short-Term Instruments and Temporary Investments.  Each Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include, but are not limited to: (i) shares of money market funds (including those advised by BFA or otherwise affiliated with BFA); (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed-time deposits and other obligations of U.S. and non-U.S. banks (including non-U.S. branches) and similar institutions; (iv) commercial paper rated, at the date of purchase, “Prime-1” by Moody's® Investors Service, Inc., “F-1” by Fitch Ratings, Inc., or “A-1” by Standard & Poor's® Financial Services LLC, a subsidiary of S&P Global, Inc. (“S&P Global Ratings”), or if unrated, of comparable quality as determined by BFA; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that have been determined to present minimal credit risks, in accordance with the requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar-denominated obligations of non-U.S. banks (including U.S.
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branches) that, in the opinion of BFA, are of comparable quality to obligations of U.S. banks that may be purchased by a Fund. Any of these instruments may be purchased on a current or forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.
Swap Agreements.  Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on a pre-determined underlying investment or notional amount. In return, the other party agrees to make periodic payments to the first party based on the return (or a differential in rate of return) earned or realized on the underlying investment or notional amount. Swap agreements will usually be performed on a net basis, with a Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis.
Certain of the Funds or Underlying Funds may enter into currency swaps, interest rate swaps and index swaps, or total return swaps (some of which may be referred to as contracts for difference or “CFDs”). The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets.
Tracking Stocks.  A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.
Future Developments.  The Board may, in the future, authorize each Fund to invest in securities contracts and investments, other than those listed in this SAI and in the applicable Prospectuses, provided they are consistent with each Fund's investment objective and do not violate any of its investment restrictions or policies.
General Considerations and Risks
A discussion of some of the principal risks associated with an investment in a Fund is contained in the applicable Prospectus.
An investment in a Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of stocks in general, and other factors that affect the market. The order of the below risk factors does not indicate the significance of any particular risk factor.
Borrowing Risk.  Borrowing may exaggerate changes in the NAV of Fund shares and in the return on a Fund’s portfolio. Borrowing will cause a Fund to incur interest expense and other fees. The costs of borrowing may reduce a Fund’s return. Borrowing may cause a Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.
Commodities Investment Risk.  Exposure to commodities markets may subject a Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility. Similar future market conditions may result in rapid and substantial valuation increases or decreases in a Fund’s holdings.
The commodities markets may fluctuate widely based on a variety of factors. Movements in commodity investment prices are outside of a Fund's control and may not be anticipated by BFA. Price movements may be influenced by, among other things: governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies; changing market and economic conditions; market liquidity; weather and climate conditions, including droughts and floods; livestock disease; changing supply and demand relationships and levels of domestic production and imported commodities; changes in storage costs; the availability of local, intrastate and interstate transportation systems; energy conservation; the success of exploration projects; changes in international balances of payments and trade; domestic and foreign rates of inflation; currency devaluations and revaluations; domestic and foreign political and economic events; domestic and foreign interest rates and/or investor expectations concerning interest rates; foreign currency/exchange rates; domestic and foreign governmental regulation and taxation; war, acts of terrorism and other political upheaval and conflicts; governmental expropriation; investment and trading activities of mutual funds, hedge funds and commodities funds; and changes in philosophies and emotions of market participants. The frequency and magnitude of such changes cannot be predicted.
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The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities or natural resources may be produced in a limited number of countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic, regulatory and supply-related events in such countries could have a disproportionate impact on the prices of such commodities.
A decrease in the production of a physical commodity or a decrease in the volume of such commodity available for transportation, mining, processing, storage or distribution may adversely impact the financial performance of a commodity or commodity-related company that devotes a portion of its business to that commodity. Production declines and volume decreases could be caused by various factors, including catastrophic events affecting production, depletion of resources, labor difficulties, environmental proceedings, increased regulations, equipment failures and unexpected maintenance problems, import supply disruption, governmental expropriation, political upheaval or conflicts or increased competition from alternative energy sources or commodity prices. Agricultural commodities may be adversely affected by weather or other natural phenomena, such as drought, floods and pests.
A sustained decline in demand for such commodities could also adversely affect the financial performance of commodity-related companies. Factors that could lead to a decline in demand include economic recession or other adverse economic conditions, higher taxes on commodities or increased governmental regulations, increases in fuel economy, consumer shifts to the use of alternative commodities or fuel sources, changes in commodity prices, or weather.
The commodity markets are subject to temporary distortions and other disruptions due to, among other factors, lack of liquidity, the participation of speculators, and government regulation and other actions. U.S. futures exchanges and some foreign exchanges limit the amount of fluctuation in futures contract prices which may occur in a single business day (generally referred to as “daily price fluctuation limits”). The maximum or minimum price of a contract as a result of these limits is referred to as a “limit price.” If the limit price has been reached in a particular contract, no trades may be made beyond the limit price. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.
Custody Risk.  Custody risk refers to the risks inherent in the process of clearing and settling trades and to the holding of securities, cash and other assets by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets, and thus may be subject to limited or no government oversight. Communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. In general, the less developed a country’s securities market is, the greater the likelihood of custody problems. Practices in relation to the settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because of the use of brokers and counterparties that are often less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence or undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being lost. In addition, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or an agent of any of the foregoing goes bankrupt. A Fund would absorb any loss resulting from such custody problems and may have no successful claim for compensation.
Dividend-Paying Stock Risk.  Investing in dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the broader market. Companies that issue dividend-paying stocks are not required to pay or continue paying dividends on such stocks. It is possible that issuers of the stocks held by a Fund will not declare dividends in the future or will reduce or eliminate the payment of dividends (including reducing or eliminating anticipated accelerations or increases in the payment of dividends) in the future.
Illiquid Investments Risk.  Each Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment. The liquidity of an investment will be determined based on relevant market, trading and investment specific considerations as set out in the Liquidity Program as required by the
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Liquidity Rule. Illiquid investments may trade at a discount to comparable, more liquid investments and a Fund may not be able to dispose of illiquid investments in a timely fashion or at their expected prices. If illiquid investments exceed 15% of a Fund’s net assets, the Liquidity Rule and the Liquidity Program will require that certain remedial actions be taken.
Money Market Instruments Risk.  The value of money market instruments may be affected by changes in interest rates or in the credit ratings of the investments, among other things. If a significant amount of a Fund's assets is invested in money market instruments, it may be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund. Money market funds other than U.S. government money market funds and retail money market funds “float” their NAV instead of using a stable $1.00 per share price.
National Closed Market Trading Risk.  To the extent that the underlying securities held by a Fund trade on foreign exchanges or in foreign markets that are closed when the securities exchange on which a Fund’s shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., a Fund’s quote from the closed foreign market). The impact of a closed foreign market on a Fund is likely to be greater where a large portion of a Fund’s underlying securities and/or other assets trade on that closed foreign market or when the foreign market is closed for unscheduled reasons. These deviations may result in premiums or discounts to a Fund’s NAV that may be greater than those experienced by other ETFs.
Operational and Technology Risks.  A Fund and the entities with which it interacts directly or indirectly are susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or impair the Fund’s operations. These entities include, but are not limited to, a Fund’s adviser, administrator, distributor, other service providers (e.g., index and benchmark providers, accountants, custodians, and transfer agents), financial intermediaries, counterparties, market makers, Authorized Participants, listing exchanges, other financial market operators, and governmental authorities. Operational and technology risks for the issuers in which a Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value. A Fund may incur substantial costs in order to mitigate operational and technology risks.
Cybersecurity incidents can result from deliberate attacks or unintentional events against an issuer in which a Fund invests, the Fund or any of its service providers. They include, but are not limited to, gaining unauthorized access to systems, misappropriating assets or sensitive information, corrupting or destroying data, and causing operational disruption. Geopolitical tension may increase the scale and sophistication of deliberate attacks, particularly those from nation states or from entities with nation state backing. Cybersecurity incidents may result in any of the following: financial losses; interference with a Fund’s ability to calculate its NAV; disclosure of confidential information; impediments to trading; submission of erroneous trades by a Fund or erroneous subscription or redemption orders; the inability of a Fund or its service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; and other legal and compliance expenses. Furthermore, cybersecurity incidents may render records of a Fund, including records relating to its assets and transactions, shareholder ownership of Fund shares, and other data integral to a Fund’s functioning, inaccessible, inaccurate or incomplete. Power outages, natural disasters, equipment malfunctions and processing errors that threaten information and technology systems relied upon by a Fund or its service providers, as well as market events that occur at a pace that overloads these systems, may also disrupt business operations or impact critical data. In addition, the risks of increased use of AI technologies, such as machine learning, include data risk, transparency risk, and operational risk. The AI technologies, which are generally highly reliant on the collection and analysis of large amounts of data, may incorporate biased or inaccurate data, and it is not possible or practicable to incorporate all relevant data into such technologies. The output or results of any such AI technologies may therefore be incomplete, erroneous, distorted or misleading. Further, AI tools may lack transparency as to how data is utilized and how outputs are generated. AI technologies may also allow the unintended introduction of vulnerabilities into infrastructures and applications. A Fund and its shareholders could be negatively impacted as a result of these risks associated with AI technologies. AI technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to quickly evolve, and it is impossible to anticipate the full scope of future AI capabilities or rules and the associated risks to a Fund.
While a Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. Each Fund and its adviser seek to
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reduce these risks through controls, procedures and oversight, including establishing business continuity plans and risk management systems. However, there are inherent limitations in such plans and systems, including the possibility that certain risks that may affect a Fund have not been identified or may emerge in the future; that such plans and systems may not completely eliminate the occurrence or mitigate the effects of operational or information security disruptions or failures or of cybersecurity incidents; or that prevention and remediation efforts will not be successful or that incidents will go undetected. A Fund cannot control the systems, information security or other cybersecurity of the issuers in which it invests or its service providers, counterparties, and other third parties whose activities affect the Fund.
Lastly, the regulatory climate governing cybersecurity and data protection is developing quickly and may vary considerably across jurisdictions. Regulators continue to develop new rules and standards related to cybersecurity and data protection. Compliance with evolving regulations can be demanding and costly, requiring substantial resources to monitor and implement required changes.
Reference Rate Replacement Risk.  A Fund may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, has ceased publishing all LIBOR settings. In April 2023, however, the FCA announced that some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. The Secured Overnight Financing Rate (“SOFR”), which is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement market, has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in different categories of financial contracts.
Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contracts, securities, or other instruments using LIBOR may disagree on transition rates or the application of transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. A Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future.
Risk of Derivatives.  A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset, such as a security, a commodity (such as gold or silver), a currency or an index (a measure of value or rates, such as the S&P 500® or the prime lending rate). A Fund may invest in futures contracts, securities options, CFDs (for the iShares U.S. Small-Cap Equity Factor ETF) and other derivatives. Compared to securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. Derivatives generally involve the incurrence of leverage.
When a derivative is used as a hedge against a position that a Fund holds or is committed to purchase, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains, and in some cases, hedging can cause losses that are not offset by gains, and a Fund will recognize losses on both the investment and the hedge. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that a Fund's hedging transactions, which entail additional transaction costs, will be effective.
Risk of Equity Securities.  An investment in a Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of stock markets may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of shares of the Fund). Common stocks are susceptible to general stock market fluctuations and to increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political,
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economic or banking crises. Common stocks may experience extreme price volatility due to actions taken by particular investors or groups of investors (for example, retail investors influenced by social media activity or other media coverage or significant “short” positions taken by institutional investors).
Holders of common stocks incur more risks than holders of preferred stocks and debt obligations because common stockholders generally have rights to receive payments from stock issuers that are inferior to the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (the value of which, however, is subject to market fluctuations prior to maturity), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity date. In addition, issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock price to decline.
Although most of the securities in each Underlying Index are listed on a securities exchange, the principal trading market for some of the securities may be in the OTC market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund’s shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.
Risk of Futures and Options on Futures Transactions.  There are several risks accompanying the utilization of futures contracts and options on futures contracts. A position in futures contracts and options on futures contracts may be closed only on the exchange on which the contract was made (or a linked exchange). While each Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time. Futures contracts, by definition, project price levels in the future and not current levels of valuation; therefore, market circumstances may result in a discrepancy between the price of the future and the movement in a Fund's Underlying Index. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to deliver the instruments underlying the futures contracts it has sold.
The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to a direct investment in the types of stocks in which they invest.
Utilization of futures and options on futures by a Fund involves the risk of imperfect or even negative correlation to its Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by BFA as to anticipated trends, which predictions could prove to be incorrect.
Because the futures market generally imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting each Fund to substantial losses. In the event of adverse price movements, each Fund would be required to make daily cash payments of variation margin.
Risk of Investing in Non-U.S. Equity Securities.  An investment in any of the Funds that invest, directly or indirectly, in non-U.S. equity securities involves risks similar to those of investing in portfolios of equity securities traded on non-U.S. exchanges. These risks include market fluctuations caused by such factors as economic and political developments in those
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foreign countries, changes in interest rates and perceived trends in stock prices. Investing in securities issued by issuers domiciled in countries other than the domicile of the investor and denominated in currencies other than an investor’s local currency entails certain considerations and risks not typically encountered by the investor in making investments in its home country and in that country’s currency. These considerations include favorable or unfavorable changes in interest rates, currency exchange rates, exchange control regulations and the costs that may be incurred in connection with conversions between various currencies. Investing in any of the Funds also involves certain risks and considerations not typically associated with investing in a fund whose portfolio contains exclusively securities of U.S. issuers. These risks include generally less liquid and less efficient securities markets; generally greater price volatility; less publicly available information about issuers; the imposition of withholding or other taxes; the imposition of restrictions on the expatriation of funds or other assets of the Funds; higher transaction and custody costs; delays and risks attendant in settlement procedures; difficulties in enforcing contractual obligations; lower liquidity and significantly smaller market capitalization; different accounting and disclosure standards; lower levels of regulation of the securities markets; more substantial government interference with the economy and businesses; higher rates of inflation; greater social, economic, and political uncertainty; the risk of nationalization or expropriation of assets; and the risk of war.
Risk of Swap Agreements.  The risk of loss with respect to swaps is generally limited to the net amount of payments that a Fund is contractually obligated to make. Swap agreements are subject to the risk that the swap counterparty will default on its obligations to pay a Fund and the risk that a Fund will not be able to meet its obligations to pay the other party to the agreement. If such a default occurs, the parties will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws, which could affect such Fund’s rights as a creditor (e.g., a Fund may not receive the net amount of payments that it is contractually entitled to receive). Swap agreements may also involve the risk that there is an imperfect correlation between the return on a Fund's obligation to its counterparty and the return on the referenced asset. In addition, swap agreements are subject to market and liquidity risk, leverage risk and hedging risk.
A Fund is required to post and collect variation margin and initial margin (comprised of specified liquid securities subject to haircuts) in connection with trading of OTC swaps. These requirements may raise the costs for a Fund’s investment in swaps.
Tracking Error Risk.  A Fund may be subject to tracking error, which is the divergence of a Fund’s performance from that of the applicable underlying index. Tracking error may occur because of differences between the securities and other instruments held in a Fund’s portfolio and those included in its applicable underlying index, pricing differences, transaction costs incurred by a Fund, a Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest received by a Fund or distributions paid to a Fund’s shareholders, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the applicable underlying index or the costs to a Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because a Fund incurs fees and expenses, while its applicable underlying index does not. Tracking error may occur due to differences between the methodologies used in calculating the value of the applicable Underlying Index and determining a Fund’s NAV.
When an issuer is introduced by an index provider into an index tracked by a Fund, BFA may conduct an analysis on such issuer’s securities to identify and screen for outlier high risk behavior (such as rapid or unusual price growth that does not appear to be supported by publicly available information on the business and assets of the issuer, unusual or significant short interest or lending activity, negative sentiment, suspended trading or incorrect free-float calculations, which could be indicators of possible irregularities, miscalculations or even fraud). If it identifies such behavior, BFA may, where appropriate, alert the index provider as to the alleged issue. The index provider has sole discretion for the determination as to whether to continue to include the issuer’s securities in the rebalancing of its index. If the securities continue to be included in the index, BFA may underweight or exclude such securities from a Fund’s portfolio and, if it does so, such a fund will be subject to increased tracking error due to the divergence in the securities included in its portfolio from its underlying index. The application of the abovementioned analysis and screening to a Fund and its Underlying Index is in the sole discretion of BFA and its affiliates (without any guarantees). The analysis and screening may not exclude any or all high risk securities from an Underlying Index or a Fund’s portfolio, and the inclusion of such securities will result in an adverse impact to a Fund’s net asset value if one or more such securities declines in value.
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Volatility Risk.  The value of a security may fluctuate due to factors affecting markets generally or particular industries. This volatility may affect a Fund's NAV. Although certain of the Underlying Indexes were created to seek lower absolute volatility, there is no guarantee that these strategies will be successful. An underlying index's index provider may be unsuccessful in creating an index that minimizes volatility, and there is a risk that each Fund may experience more than minimum volatility. Securities in the Funds' portfolios may be subject to price volatility and their prices may not be any less volatile than the market as a whole and could be more volatile. Events or financial circumstances affecting individual securities or sectors may increase the volatility of the Funds.
Risk of Investing in Asia.   Investments in securities of issuers in certain Asian countries involve risks not typically associated with investments in securities of issuers in other regions. Such heightened risks include, among others, expropriation and/or nationalization of assets, confiscatory taxation, piracy of intellectual property, data and other security breaches (especially of data stored electronically), political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict and social instability as a result of religious, ethnic and/or socio-economic unrest. Certain Asian economies have experienced rapid rates of economic growth and industrialization in recent years, and there is no assurance that these rates of economic growth and industrialization will be maintained.
Certain Asian countries have democracies with relatively short histories, which may increase the risk of political instability. These countries have faced political and military unrest, and further unrest could present a risk to their local economies and securities markets. Indonesia and the Philippines have each experienced violence and terrorism, which has negatively impacted their economies. North Korea and South Korea each have substantial military capabilities, and historical tensions between the two countries present the risk of war. Escalated tensions involving the two countries and any outbreak of hostilities between the two countries, or even the threat of an outbreak of hostilities, could have a severe adverse effect on the entire Asian region. Certain Asian countries have also developed increasingly strained relationships with the U.S., and if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. for trade. Political, religious, and border disputes persist in India. India has recently experienced and may continue to experience civil unrest and hostilities with certain of its neighboring countries. Increased political and social unrest in these geographic areas could adversely affect the performance of investments in this region.
Certain governments in this region administer prices on several basic goods, including fuel and electricity, within their respective countries. Certain governments may exercise substantial influence over many aspects of the private sector in their respective countries and may own or control many companies. Future government actions could have a significant effect on the economic conditions in this region, which in turn could have a negative impact on private sector companies. There is also the possibility of diplomatic developments adversely affecting investments in the region.
Corruption and the perceived lack of a rule of law in dealings with international companies in certain Asian countries may discourage foreign investment and could negatively impact the long-term growth of certain economies in this region. In addition, certain countries in the region are experiencing high unemployment and corruption, and have fragile banking sectors.
Some economies in this region are dependent on a range of commodities, including oil, natural gas and coal. Accordingly, they are strongly affected by international commodity prices and particularly vulnerable to any weakening in global demand for these products. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. China is a key trading partner of many Asian countries and any changes in trading relationships between China and other Asian countries may affect the region as a whole. Adverse economic conditions or developments in neighboring countries may increase investors' perception of the risk of investing in the region as a whole, which may adversely impact the market value of the securities issued by companies in the region.
Risk of Investing in Australasia.  The economies of Australasia, which include Australia and New Zealand, are dependent on exports from the agricultural and mining sectors. This makes Australasian economies susceptible to fluctuations in the commodity markets. Australasian economies are also increasingly dependent on their growing service and tourism industries. Australia and New Zealand are located in a part of the world that has historically been prone to natural disasters, such as drought and flooding. Any such event in the future could have a significant adverse impact on the economies of Australia and New Zealand and affect the value of securities held by a relevant Fund. The economies of Australia and New Zealand are dependent on trading with certain key trading partners, including Asia and the U.S. Economic events in the U.S., Asia, or in other key trading countries can have a significant economic effect on the Australasian economies. The economies
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of Australia and New Zealand are heavily dependent on the mining sector. Passage of new regulations limiting foreign ownership of companies in the mining sector or imposition of new taxes on profits of mining companies may dissuade foreign investment, and as a result, have a negative impact on companies to which a Fund has exposure.
Risk of Investing in China.  Investments in securities of companies domiciled in China involve a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets. Such heightened risks include, among others, an authoritarian government, popular unrest associated with demands for improved political, economic and social conditions, the impact of regional conflict on the economy and hostile relations with other countries.
Military conflicts, either in response to internal social unrest or conflicts with other countries, could disrupt economic development. The Chinese economy is vulnerable to the long-running disagreements and religious and nationalist disputes with Tibet and the Xinjiang region. Since 1997, there have been tensions between the Chinese government and many people in Hong Kong who perceive China as tightening control over Hong Kong’s semi-autonomous liberal political, economic, legal, and social framework. Protests and unrest have increased tensions even further. Due to the interconnected nature of the Hong Kong and Chinese economies, this instability in Hong Kong may cause uncertainty in the Hong Kong and Chinese markets. China has a complex territorial dispute regarding the sovereignty of Taiwan and has made threats of invasion. Taiwan-based companies and individuals are significant investors in China. The continuing hostility between China and Taiwan may have an adverse impact on the value of the value of the Fund’s investments in China or Taiwan, may cause a suspension in a Fund’s ability to trade in certain securities or other assets, or may otherwise make such investments impracticable or impossible. Any escalation of hostility between China and Taiwan would likely have a significant adverse impact on the value of the Fund’s investments in both countries and the region. In addition, China has strained international relations with Japan, India, the Philippines and other neighbors due to territorial disputes, historical animosities and other defense concerns. Frictions between China and the Philippines in the South China Sea pose a risk of escalation potentially leading to military conflict. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities in which a Fund invests. China could be affected by military events on the Korean peninsula or internal instability within North Korea. These situations may cause uncertainty in the Chinese market and may adversely affect the performance of the Chinese economy.
The Chinese government has implemented economic reforms in order to liberalize trade policy, promote foreign investment in the economy, reduce government control of the economy and develop market mechanisms. However, the Chinese government still exercises substantial influence over many aspects of the private sector and may own or control many companies. Chinese companies, such as those in the financial services or technology sectors, and potentially other sectors in the future, are subject to the risk that Chinese authorities can intervene in their operations and structure. The Chinese government continues to maintain a major role in economic policymaking, and investing in China involves risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested.
In addition, there is less regulation and monitoring of Chinese securities markets and the activities of investors, brokers and other participants than in the U.S. Accordingly, issuers of securities in China, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, tender offer regulation, accounting standards or auditor oversight, stockholder proxy requirements and the requirements mandating timely and accurate disclosure of information. Securities markets in China are in the process of change and further development. This may lead to trading volatility, difficulty in the settlement and recording of transactions and difficulty in interpreting and applying the relevant regulation.
There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies. The Funds do not select investments based on investor protection considerations.
Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. In a VIE structure, a Chinese operating company establishes a shell company in another jurisdiction to issue stock to public shareholders. When a VIE structure is used by a Chinese company to list its stock in the U.S., instead of owning the equity securities of the Chinese company, the U.S.-listed shell company directly or indirectly enters
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into contracts with the Chinese operating company under Chinese law. These contracts provide the U.S.-listed shell company with only economic exposure to the Chinese company and do not represent equity ownership in the operating company.
While VIEs are a longstanding practice that is well known to Chinese officials and regulators, they have not been formally recognized under Chinese law. The Chinese government has provided guidance to and placed restrictions on Chinese-based companies raising capital offshore, including through VIEs. In 2023, the China Securities Regulatory Commission (“CSRC”) released new rules that permit the use of VIE structures, provided they abide by Chinese laws and register with the CSRC. The rules, however, may cause Chinese companies to undergo greater scrutiny and add costs to VIE structures. Intervention, rulemaking or guidance by the Chinese government with respect to VIE structures or the non-enforcement of VIE-related contractual rights could significantly affect the operating company’s business in China, the enforceability of the U.S.-listed shell company’s contractual arrangements with the Chinese company and the value of the U.S.-listed stock. Further, the VIE contractual arrangement would likely be subject to Chinese law and jurisdiction, and remedies available to the U.S.-listed shell company are uncertain and could be ineffective. In addition to the risk of government intervention, investments through a VIE structure are subject to the risk that the China-based company (or its officers, directors, or Chinese equity owners) may breach those contractual arrangements, or Chinese law changes in a way that adversely affects the enforceability of these arrangements, or those contracts are otherwise not enforceable under Chinese law, in which case the Fund may suffer significant losses on its investments through a VIE structure with little or no recourse available. Any change in the operations of entities in a VIE structure, the status of VIE contractual arrangements or the legal or regulatory environment in China, generally or with respect to specific industries, could result in significant, and possibly permanent and/or total, losses to a Fund.
While the Chinese economy has experienced past periods of rapid growth, there is no assurance that such growth rates will recur. China may experience substantial rates of inflation, significant indebtedness or economic recessions, causing a negative effect on the economy and securities market. China’s economy is heavily dependent on export growth. Reduction in spending on Chinese products and services, supply chain diversification, institution of additional tariffs, sanctions or other trade barriers (including as a result of heightened trade tensions between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and the companies in which a Fund invests. Certain Chinese companies (which may change from time to time) are directly or indirectly subject to economic or trade restrictions imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. For example, certain foreign technology companies are subject to U.S. export controls as those companies are believed to pose a risk to U.S. interests. The U.S. also bans imports of goods produced in certain regions of China or by certain Chinese companies due to concerns about forced labor. Such restrictions may have unanticipated and adverse effects on the Chinese economy and companies. Any action that targets Chinese financial markets or securities exchanges could interfere with orderly trading, delay settlement or cause market disruptions. The Underlying Index of a Fund may include companies that are subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments. So long as these restrictions do not include restrictions on investments, the Fund is generally expected to invest in such companies, consistent with its objective to track the performance of its Underlying Index.
The tax laws and regulations in the People’s Republic of China (“PRC”) are subject to change, including the issuance of authoritative guidance or enforcement, possibly with retroactive effect. The interpretation, applicability and enforcement of such laws by PRC tax authorities are not as consistent and transparent as those of more developed nations, and may vary over time and from region to region. The application and enforcement of PRC tax rules could have a significant adverse effect on a Fund and its investors, particularly in relation to capital gains withholding tax imposed upon non-residents. In addition, the accounting, auditing and financial reporting standards and practices applicable to Chinese companies may be less rigorous, and may result in significant differences between financial statements prepared in accordance with PRC accounting standards and practice and those prepared in accordance with international accounting standards.
Risk of Investing in Chinese Equity Markets.  There are several types of Chinese equity securities:
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H-shares, which are securities of companies incorporated in the PRC that are denominated in Hong Kong dollars and listed on the Stock Exchange of Hong Kong (“SEHK”);
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A-shares, which are securities of companies incorporated in the PRC that are denominated in renminbi and listed on the Shanghai Stock Exchange (“SSE”) and the Shenzhen Stock Exchange (“SZSE”);
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B-shares, which are securities of companies incorporated in the PRC that are denominated in U.S. dollars (in the case of the SSE) or Hong Kong dollars (in the case of the SZSE) and listed on the SSE and the SZSE;
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Red-Chips, which are Hong Kong-listed securities issued by companies that are incorporated in certain foreign jurisdictions and that are controlled, directly or indirectly, by entities owned by the national government or local governments in the PRC and derive substantial revenues from or allocate substantial assets in the PRC; and
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P-Chips, which are Hong Kong-listed securities issued by companies that are incorporated in certain foreign jurisdictions and that are controlled, directly or indirectly, by individuals in the PRC and derive substantial revenues from or allocate substantial assets in the PRC.
Securities listed on the SSE or the SZSE are divided into two classes: A-shares, which are mostly limited to domestic investors, and B-shares, which are allocated for both international and domestic investors. The A-shares market is generally subject to greater government restrictions, including trading suspensions, which may lead to increased liquidity risks. The B-shares market is generally smaller and less liquid and has a smaller issuer base than the A-shares market, which may lead to significant price volatility. B-shares, H-shares, P-Chips or Red-Chips of issuers that also issue A-shares may trade at significant discounts to their A-shares counterparts. The issuance of B-shares and H-shares by Chinese companies and the ability to obtain a “back-door listing” through Red-Chips or P-Chips is still regarded by the Chinese authorities as an experiment in economic reform. “Back-door listing” is a means by which a mainland Chinese company issues Red-Chips or P-Chips to obtain quick access to international listing and international capital. These share mechanisms are subject to the political and economic policies in China. Market developments, adverse investor perceptions, regulatory and government intervention (including the possibility of widespread trading suspensions implemented by regulators) and other factors may make it difficult to acquire, dispose of or value Chinese securities, which would lead to adverse effects to a Fund.
Risk of Investing in A-shares through Stock Connect. A Fund that invests in A-shares does so through the Shanghai-Hong Kong Stock Connect program (“Shanghai Connect”) or the Shenzhen-Hong Kong Stock Connect program (“Shenzhen Connect,” and together with Shanghai Connect, “Stock Connect”). Stock Connect is a securities trading and clearing program with an aim to achieve mutual stock market access between the PRC and Hong Kong. Stock Connect was developed by Hong Kong Exchanges and Clearing Limited, the SSE (in the case of Shanghai Connect) or the SZSE (in the case of Shenzhen Connect), and China Securities Depository and Clearing Corporation Limited (“CSDCC”). Under Stock Connect, a Fund’s trading of eligible A-shares listed on the SSE or the SZSE, as applicable, would be effectuated through its Hong Kong brokers. Investing in A-shares through Stock Connect is subject to trading, clearance, settlement and other procedures, which could pose risks to a Fund.
Although no individual investment quotas or licensing requirements apply to investors in Stock Connect, trading through Stock Connect is subject to a daily quota (the “Daily Quota”), which limits the maximum net purchases under Stock Connect each day. The Daily Quota does not belong to a Fund and is utilized on a first-come-first-serve basis. As such, buy orders for A-shares would be rejected once the Daily Quota is exceeded (although a Fund will be permitted to sell A-shares regardless of the Daily Quota balance). The Daily Quota may restrict a Fund’s ability to invest in A-shares through Stock Connect on a timely basis, which could affect the Fund’s ability to effectively pursue its investment strategy. The Daily Quota is also subject to change.
A-shares purchased through Stock Connect generally may only be sold or otherwise transferred through Stock Connect and in accordance with applicable rules. In order to comply with applicable local market rules and to facilitate orderly operations of a Fund, including the timely settlement of Stock Connect trades placed by or on behalf of the Fund, BFA utilizes an operating model that will only be used by iShares ETFs with investments in A-shares through Stock Connect. Such operating model may reduce the risks of trade failures; however, it will also allow Stock Connect trades to be settled without the prior verification by a Fund. Accordingly, this operating model may subject a Fund to additional risks, including an increased risk of inadvertently exceeding certain trade or other restrictions or limits placed on the Fund and/or its affiliates, and a heightened risk of erroneous trades, which may negatively impact the Fund.
While A-shares must be designated as eligible to be traded through Stock Connect (such eligible A-shares listed on the SSE, the “SSE Securities,” and such eligible A-shares listed on the SZSE, the “SZSE Securities”), those A-shares may also lose such designation, and if this occurs, such A-shares may be sold but could no longer be purchased through Stock Connect. With respect to sell orders through Stock Connect, the SEHK carries out pre-trade checks to ensure an investor has sufficient A- shares in its account before the market opens on the trading day. Accordingly, if there are insufficient A-shares in an investor’s account before the market opens on the trading day, the sell order will be rejected, which may adversely impact a Fund’s performance.
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In addition, Stock Connect operates only on days when both the Chinese and the Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. Therefore, an investment in A-shares through Stock Connect may subject a Fund to the risk of price fluctuations on days when the Chinese markets are open, but Stock Connect is not trading. Each of the SEHK, SSE and SZSE reserves the right to suspend trading through Stock Connect under certain circumstances. Where such a suspension of trading is effected, a Fund’s ability to access A-shares through Stock Connect will be adversely affected. In addition, if one or both of the Chinese and Hong Kong markets are closed on a U.S. trading day, a Fund may not be able to acquire or dispose of A-shares through Stock Connect in a timely manner, which could adversely affect the Fund’s performance.
A Fund’s investments in A-shares through Stock Connect are held by its custodian in accounts in the Central Clearing and Settlement System (“CCASS”) maintained by the Hong Kong Securities Clearing Company Limited (“HKSCC”), which in turn holds the A-shares, as the nominee holder, through an omnibus securities account in its name registered with the CSDCC.
The precise nature and rights of a Fund as the beneficial owner of the SSE Securities or SZSE Securities through HKSCC as nominee is not well defined under PRC law. There is a lack of a clear definition of, and distinction between, legal ownership and beneficial ownership under PRC law and there have been few cases involving a nominee account structure in the PRC courts. The exact nature and methods of enforcement of the rights and interests of a Fund under PRC law is also uncertain.
In the unlikely event that HKSCC becomes subject to winding up proceedings in Hong Kong, there is a risk that the SSE Securities or SZSE Securities may not be regarded as held for the beneficial ownership of a Fund or as part of the general assets of HKSCC available for general distribution to its creditors.
Notwithstanding the fact that HKSCC does not claim proprietary interests in the SSE Securities or SZSE Securities held in its omnibus stock account in the CSDCC, the CSDCC as the share registrar for SSE- or SZSE-listed companies will still treat HKSCC as one of the shareholders when it handles corporate actions in respect of such SSE Securities or SZSE Securities.
HKSCC monitors the corporate actions affecting SSE Securities and SZSE Securities and keeps participants of CCASS informed of all such corporate actions that require CCASS participants to take steps in order to participate in them. A Fund will therefore depend on HKSCC for both settlement and notification and implementation of corporate actions.
The HKSCC is responsible for the clearing, settlement and provision of depositary, nominee and other related services of the trades executed by Hong Kong market participants and investors. Accordingly, investors do not hold SSE Securities or SZSE Securities directly; rather, they are held through their brokers’ or custodians’ accounts with CCASS. The HKSCC and the CSDCC establish clearing links and each has become a participant of the other to facilitate clearing and settlement of cross-border trades. Should CSDCC default and the CSDCC be declared as a defaulter, HKSCC’s liabilities in Stock Connect under its market contracts with clearing participants will be limited to assisting clearing participants in pursuing their claims against the CSDCC. In that event, a Fund may suffer delays in the recovery process or may not be able to fully recover its losses from the CSDCC.
Market participants are able to participate in Stock Connect subject to meeting certain information technology capability, risk management and other requirements as may be specified by the relevant exchange and/or clearing house. Further, the “connectivity” in Stock Connect requires the routing of orders across the borders of Hong Kong and the PRC. This requires the development of new information technology systems on the part of the SEHK and exchange participants. There is no assurance that these systems will function properly or will continue to be adapted to changes and developments in both markets. In the event that the relevant systems fail to function properly, trading in A-shares through Stock Connect could be disrupted, and a Fund’s ability to achieve its investment objective may be adversely affected.
The Shanghai Connect program, launched in November 2014, and the Shenzhen Connect program, launched in December 2016, do not have an extensive operating history. Stock Connect is subject to regulations promulgated by regulatory authorities and implementation rules made by the stock exchanges in the PRC and Hong Kong. There is no certainty as to how the current regulations will be applied or interpreted going forward, and new or revised regulations may be issued from time to time by the regulators and stock exchanges in China and Hong Kong in connection with operations, legal enforcement and cross-border trades under Stock Connect. In addition, there can be no assurance that Stock Connect will not be discontinued. A Fund may be adversely affected as a result of such changes. Furthermore, the securities regimes and legal systems of China and Hong Kong differ significantly and issues may arise based on these differences. Further, different fees, costs and taxes are imposed on foreign investors acquiring A-shares through Stock Connect, and these fees, costs and
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taxes may be higher than comparable fees, costs and taxes imposed on owners of other Chinese securities providing similar investment exposure.
A-Share Market Suspension Risk. A-shares may only be bought from, or sold to, a Fund at times when the relevant A-shares may be sold or purchased on the relevant Chinese stock exchange. The A-shares market can have a higher propensity for trading suspensions than many other global equity markets. Trading suspensions in certain stocks could lead to greater market execution risk, valuation risks and liquidity risks and costs for a Fund, as well as for Authorized Participants that create and redeem Creation Units of the Fund. The SSE and SZSE currently apply a daily limit, set at 10%, of the amount of fluctuation permitted in the prices of A-shares during a single trading day. The daily limit refers to price movements only and does not restrict trading within the relevant limit. There can be no assurance that a liquid market on an exchange will exist for any particular A-share or for any particular time. This could increase a Fund’s tracking error and/or cause a Fund to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Given that the A-shares market is considered volatile and unstable (with the risk of widespread trading suspensions or government intervention), the creation and redemption of Creation Units may also be disrupted.
Risk of Investing in Developed Countries.  Many countries with developed markets have recently experienced significant economic pressures. These countries generally tend to rely on the services sectors (e.g., the financial services sector) as the primary source of economic growth and may be susceptible to the risks of individual service sectors. For example, companies in the financial services sector are subject to governmental regulation and, recently, government intervention, which may adversely affect the scope of their activities, the prices they can charge and amount of capital they must maintain. Dislocations in the financial sector and perceived or actual governmental influence over certain financial companies may lead to credit rating downgrades and, as a result, impact, among other things, revenue growth for such companies. If financial companies experience a prolonged decline in revenue growth, certain developed countries that rely heavily on financial companies as an economic driver may experience a correlative slowdown. Concerns have emerged with respect to the economic health of certain developed countries. These concerns primarily stem from heavy indebtedness of many developed countries and their perceived inability to continue to service high debt loads without simultaneously implementing stringent austerity measures. Such concerns have led to tremendous downward pressure on the economies of these countries. As a result, it is possible that interest rates on debt of certain developed countries may rise to levels that make it difficult for such countries to service such debt. Spending on health care and retirement pensions in most developed countries has risen dramatically. Medical innovation, extended life expectancy and higher public expectations are likely to continue the increase in health care and pension costs. Any increase in health care and pension costs will likely have a negative impact on the economic growth of many developed countries. Certain developed countries rely on imports of certain key items, such as crude oil, natural gas, and other commodities. As a result, an increase in demand for, or price fluctuations of, certain commodities may negatively affect developed country economies. Developed market countries generally are dependent on the economies of certain key trading partners. Changes in any one economy may cause an adverse impact on several developed countries. In addition, heavy regulation of, among others, labor and product markets may have an adverse effect on certain issuers. Such regulations may negatively affect economic growth or cause prolonged periods of recession. Such risks, among others, may adversely affect the value of a Fund’s investments.
Risk of Investing in Emerging Markets.  Investments in emerging market countries may be subject to greater risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) companies, custodians, clearinghouses, foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer's ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on standard payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) there may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign parties; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities; and (xi) lack of financial reporting on a regular basis, substandard disclosure and differences in accounting standards may make it difficult to ascertain the financial health of an issuer. The Funds are not actively managed and do not select investments based on investor protection considerations.
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Emerging market securities markets are typically marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. In addition, brokerage and other costs associated with transactions in emerging market securities can be higher, sometimes significantly, than similar costs incurred in securities markets in developed countries. Although some emerging markets have become more established and tend to issue securities of higher credit quality, the markets for securities in other emerging market countries are in the earliest stages of their development, and these countries issue securities across the credit spectrum. Even the markets for relatively widely traded securities in emerging market countries may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities markets of developed countries. The limited size of many of these securities markets can cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, prices may be unduly influenced by traders who control large positions in these markets. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of emerging market country securities may also affect a Fund's ability to accurately value its portfolio securities or to acquire or dispose of securities at the price and time it wishes to do so or in order to meet redemption requests.
Many emerging market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Sudden changes in governments may result in policies which are less favorable to investors such as policies designed to expropriate or nationalize “sovereign” assets. Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.
Investment in the securities markets of certain emerging market countries is restricted or controlled to varying degrees. These restrictions may limit a Fund's investment in certain emerging market countries and may increase the expenses of the Fund. Certain emerging market countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the company available for purchase by nationals.
Many emerging market countries lack the social, political, and economic stability characteristic of the U.S. Political instability among emerging market countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars, and religious oppression. Economic instability in emerging market countries may take the form of: (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation; and (v) imposition of trade barriers.
A Fund's income and, in some cases, capital gains from foreign securities will be subject to applicable taxation in certain of the emerging market countries in which it invests, and treaties between the U.S. and such countries may not be available in some cases to reduce the otherwise applicable tax rates.
Emerging markets also have different clearance and settlement procedures, and in certain of these emerging markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.
In the past, certain governments in emerging market countries have become overly reliant on the international capital markets and other forms of foreign credit to finance large public spending programs, which in the past have caused huge budget deficits. Often, interest payments have become too overwhelming for a government to meet, representing a large percentage of total GDP. These foreign obligations have become the subject of political debate and served as fuel for political parties of the opposition, which pressure the government not to make payments to foreign creditors, but instead to use these funds for, among other things, social programs. Either due to an inability to pay or submission to political pressure, foreign governments have been forced to seek a restructuring of their loan and/or bond obligations, have declared a temporary suspension of interest payments or have defaulted. These events have adversely affected the values of securities issued by foreign governments and corporations domiciled in those countries and have negatively affected not only their cost of borrowing, but their ability to borrow in the future as well.
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Risk of Investing in Europe.  Investing in European countries exposes a Fund to the economic and political risks associated with Europe in general and the specific European countries in which it invests. The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. A Fund makes investments in securities of issuers that are domiciled in, have significant operations in, or that are listed on at least one securities exchange within member states of the European Union (the “EU”). A number of countries within the EU are also members of the Economic and Monetary Union (the “eurozone”) and have adopted the euro as their currency. Eurozone membership requires member states to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Changes in import or export tariffs, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro and other currencies of certain EU countries which are not in the eurozone, the default or threat of default by an EU member state on its sovereign debt, and/or an economic recession in an EU member state may have a significant adverse effect on the economies of other EU member states and their trading partners. Although certain European countries are not in the eurozone, many of these countries are obliged to meet the criteria for joining the eurozone.
Consequently, these countries must comply with many of the restrictions noted above. The European financial markets have experienced volatility and adverse trends due to concerns about economic downturns, government debt levels and the possible default of government debt in several European countries, including, but not limited to, Austria, Belgium, Cyprus, France, Greece, Ireland, Italy, Portugal, Spain and Ukraine. In order to prevent further economic deterioration, certain countries, without prior warning, can institute “capital controls.” Countries may use these controls to restrict volatile movements of capital entering and exiting their country. Such controls may negatively affect a Fund’s investments. A default or debt restructuring by any European country would adversely impact holders of that country’s debt and sellers of credit default swaps linked to that country’s creditworthiness, which may be located in countries other than those listed above. In addition, the credit ratings of certain European countries were downgraded in the past. These events have adversely affected the value and exchange rate of the euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the euro and non-EU member states. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro and/or withdraw from the EU. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching and could adversely impact the value of a Fund’s investments in the region.
The United Kingdom (the “U.K.”) left the EU (“Brexit”) on January 31, 2020. Brexit could adversely affect European or worldwide political, regulatory, economic or market conditions and could contribute to instability in global political institutions, regulatory agencies and financial markets.
Certain European countries have also developed increasingly strained relationships with the U.S., and if these relations were to worsen, they could adversely affect European issuers that rely on the U.S. for trade. The national politics of countries in Europe have been unpredictable and subject to influence by disruptive political groups and ideologies, including for example, secessionist movements. The governments of European countries may be subject to change and such countries may experience social and political unrest. Unanticipated or sudden political or social developments may result in sudden and significant investment losses. The occurrence of terrorist incidents throughout Europe or war in the region also could impact financial markets. The impact of these events is not clear but could be significant and far-reaching and could adversely affect the value and liquidity of a Fund's investments.
Russian Invasion of Ukraine. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, import and export restrictions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, may impact Russia's economy, Russian issuers of securities in which a Fund invests, or the economies of Europe as a whole. Actual and threatened responses to Russian military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and are likely to have collateral impacts on such sectors across Europe and globally.
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Risk of Investing in Japan.  Japan may be subject to political, economic, labor and other risks. Any of these risks, individually or in the aggregate, can impact an investment made in Japan.
Currency Risk. The Japanese yen has fluctuated widely at times and any increase in its value may cause a decline in exports that could weaken the Japanese economy. Japan has, in the past, intervened in the currency markets to attempt to maintain or reduce the value of the yen. Japanese intervention in the currency markets could cause the value of the yen to fluctuate sharply and unpredictably and could cause losses to investors.
Economic Risk. The growth of Japan’s economy has recently lagged that of its Asian neighbors and other major developed economies. Since 2000, Japan’s economic growth rate has generally remained low relative to other advanced economies, and it may remain low in the future. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. Japan is also heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the Japanese economy.
Geographic Risk. Natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could occur in Japan or surrounding areas and could negatively affect the Japanese economy, and, in turn, could negatively affect a Fund.
Labor Risk. Japan has an aging workforce and has experienced a significant population decline in recent years. Japan’s labor market appears to be undergoing fundamental structural changes, as a labor market traditionally accustomed to lifetime employment adjusts to meet the need for increased labor mobility, which may adversely affect Japan’s economic competitiveness.
Large Government and Corporate Debt Risk. The Japanese economy faces several concerns, including a financial system with large levels of nonperforming loans, over-leveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, and large government deficits. These issues may cause a slowdown of the Japanese economy.
Political Risk. Historically, Japan has had unpredictable national politics and may experience frequent political turnover. Future political developments may lead to changes in policy that might adversely affect a Fund’s investments. In addition, China has become an important trading partner with Japan. Japan’s political relationship with China, however, has been strained. Should political tension increase, it could adversely affect the Japanese economy and destabilize the region as a whole.
Security Risk. Japan's relations with its neighbors, particularly China, North Korea, South Korea and Russia, have at times been strained due to territorial disputes, historical animosities and defense concerns. Most recently, the Japanese government has shown concern over the increased nuclear and military activity by North Korea and China. Strained relations may cause uncertainty in the Japanese markets and adversely affect the overall Japanese economy, particularly in times of crisis.
Risk of Investing in the Middle East.  Many Middle Eastern countries have little or no democratic tradition, and the political and legal systems in such countries may have an adverse impact on a Fund. Many economies in the Middle East are highly reliant on income from the sale of oil and natural gas or trade with countries involved in the sale of oil and natural gas, and their economies are therefore vulnerable to changes in the market for oil and natural gas and foreign currency values. As global demand for oil and natural gas fluctuates, many Middle Eastern economies may be significantly impacted.
In addition, many Middle Eastern governments have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, a Middle Eastern country’s government may own or control many companies, including some of the largest companies in the country. Accordingly, governmental actions in the future could have a significant effect on economic conditions in Middle Eastern countries. This could affect private sector companies and a Fund, as well as the value of securities in a Fund's portfolio.
Certain Middle Eastern markets are in the earliest stages of development. As a result, there may be a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Brokers in Middle Eastern countries typically are fewer in number and less capitalized than brokers in the U.S.
The legal systems in certain Middle Eastern countries also may have an adverse impact on a Fund. For example, the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation generally is limited to the amount of the shareholder’s investment. However, the notion of limited liability is less clear in certain Middle Eastern countries. A Fund
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therefore may be liable in certain Middle Eastern countries for the acts of a corporation in which it invests for an amount greater than its actual investment in that corporation. Similarly, the rights of investors in Middle Eastern issuers may be more limited than those of shareholders of a U.S. corporation. It may be difficult or impossible to obtain or enforce a legal judgment in a Middle Eastern country. Some Middle Eastern countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Fund. For example, certain countries may require governmental approval prior to investment by foreign persons or limit the amount of investment by foreign persons in a particular issuer. Certain Middle Eastern countries may also limit investment by foreign persons to only a specific class of securities of an issuer that may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals of the relevant Middle Eastern country.
The manner in which foreign investors may invest in companies in certain Middle Eastern countries, as well as limitations on those investments, may have an adverse impact on the operations of a Fund. For example, in certain of these countries, a Fund may be required to invest initially through a local broker or other entity and then have the shares that were purchased re-registered in the name of a Fund. Re-registration in some instances may not be possible on a timely basis. This may result in a delay during which a Fund may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where a Fund places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has already been filled and, consequently, a Fund may not be able to invest in the relevant company.
Substantial limitations may exist in certain Middle Eastern countries with respect to a Fund’s ability to repatriate investment income or capital gains. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to a Fund of any restrictions on investment.
Certain Middle Eastern countries may be heavily dependent upon international trade and, consequently, have been and may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These countries also have been and may continue to be adversely impacted by economic conditions in the countries with which they trade. In addition, certain issuers located in Middle Eastern countries in which a Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. government and the United Nations, and/or countries identified by the U.S. government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. A Fund, as an investor in such issuers, will be indirectly subject to those risks.
Certain Middle Eastern countries have strained relations with other Middle Eastern countries due to territorial disputes, historical animosities, international alliances, defense concerns or other reasons, which may adversely affect the economies of these Middle Eastern countries. Certain Middle Eastern countries experience significant unemployment, as well as widespread underemployment. There has also been a recent increase in recruitment efforts and an aggressive push for territorial control by terrorist groups in the region, which has led to an outbreak of warfare and hostilities. Warfare in Syria has spread to surrounding areas, including many portions of Iraq and Turkey. Such hostilities may continue into the future or may escalate at any time due to ethnic, racial, political, religious or ideological tensions between groups in the region or foreign intervention or lack of intervention, among other factors.
Risk of Investing in the United Kingdom.  Investment in U.K. issuers will subject a Fund to regulatory, political, currency, security, and economic risks specific to the U.K. The U.K. economy relies heavily on the export of financial services to the U.S. and other European countries. A prolonged slowdown in the financial services sector may have a negative impact on the U.K.’s economy. In the past, the U.K. has been a target of terrorism. Acts of terrorism in the U.K. or against U.K. interests abroad may cause uncertainty in the U.K. financial markets and adversely affect the performance of the issuers to which a Fund has exposure. Secessionist movements, such as the Catalan movement in Spain and the independence movement in Scotland, may have an adverse effect on the U.K. economy.
On January 31, 2020, the U.K. officially left the EU (Brexit), subject to a transitional period that ended December 31, 2020. The U.K. and EU have reached an agreement on the terms of their future trading relationship effective January 1, 2021, which principally relates to the trading of goods rather than services, including financial services. Further discussions are to be held between the U.K. and the EU in relation to matters not covered by the trade agreement, such as financial services. A Fund will face risks associated with the potential uncertainty and consequences that may follow Brexit, including with respect to volatility in exchange rates and interest rates. Brexit could adversely affect European or worldwide political, regulatory,
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economic or market conditions and could contribute to instability in global political institutions, regulatory agencies and financial markets. Brexit has also led to legal uncertainty and could lead to politically divergent national laws and regulations as a new relationship between the U.K. and EU is defined and the U.K. determines which EU laws to replace or replicate. Any of these effects of Brexit could adversely affect any of the companies to which a Fund has exposure and any other assets that a Fund invests in. The political, economic and legal consequences of Brexit are not yet known. In the short term, financial markets may experience heightened volatility, particularly those in the U.K. and Europe, but possibly worldwide. The U.K. and Europe may be less stable than they have been in recent years, and investments in the U.K. and the EU may be difficult to value or subject to greater or more frequent volatility. In the longer term, there is likely to be a period of significant political, regulatory and commercial uncertainty as the U.K. continues to negotiate the terms of its future trading relationships. Recently, the U.K.'s real estate sector has experienced significant volatility and declines in the value of many real estate securities, including real estate funds, REITs and real estate holding companies. Increased volatility and investor redemption requests in real estate funds may result in the continued decline in the value and liquidity of real estate securities, which may impair the ability of a Fund to buy, sell, receive or deliver those securities.
U.S. Economic Trading Partners Risk.  The U.S. is a significant, and in some cases the most significant, trading partner of, or foreign investor in, certain countries in which a Fund invests. As a result, economic conditions of such countries may be particularly affected by changes in the U.S. economy. A decrease in U.S. imports or exports, new trade and financial regulations or tariffs, changes in the U.S. dollar exchange rate or an economic slowdown in the U.S. may have a material adverse effect on a country’s economic conditions and, as a result, securities to which a Fund has exposure. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system.
There are strained relations between the U.S. and a number of foreign countries. If these relations were to worsen, it could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the U.S. for trade. The U.S. has also experienced increased internal unrest and discord. If this trend were to continue, it may have an adverse impact on the U.S. economy and many of the issuers in which a Fund invests.
Risk of Investing in the Basic Materials Industry.  Issuers in the basic materials industry could be adversely affected by commodity price volatility, inflation, exchange rate fluctuations, social and political unrest, import controls and increased competition. Companies in the basic materials industry may be subject to swift fluctuations in supply and demand. Fluctuations may be caused by events relating to political and economic developments, the environmental impact of basic materials operations, and the success of exploration projects. Production of industrial materials often exceeds demand as a result of over-building or economic downturns, leading to poor investment returns. Issuers in the basic materials industry are at risk for environmental damage and product liability claims and may be adversely affected by depletion of resources, delays in technical progress, labor relations, tax and government regulations related to changes to, among other things, energy and environmental policies.
Risk of Investing in the Communication Services Sector.  The communication services sector consists of both companies in the telecommunication services industry as well as those in the media and entertainment industry. Examples of companies in the telecommunication services industry group include providers of fiber-optic, fixed-line, cellular and wireless telecommunications networks. Companies in the media and entertainment industry group encompass a variety of services and products including television broadcasting, gaming products, social media, networking platforms, online classifieds, online review websites, and Internet search engines. Companies in the communication services sector may be affected by industry competition, substantial capital requirements, government regulation, and obsolescence of communications products and services due to technological advancement. Fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company's profitability. In addition, while all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.
The communication services sector of a country’s economy is often subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new regulatory requirements may negatively affect the business of communications companies. Government actions around the world, specifically in the area of pre-marketing clearance of products and prices, can be arbitrary and unpredictable. The communications services industry can also be significantly affected by intense competition for market share, including
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competition with alternative technologies such as wireless communications, product compatibility and standardization, consumer preferences, rapid product obsolescence, research and development of new products, lack of standardization or compatibility with existing technologies, and a dependency on patent and copyright protections. Companies in the communication services sector may encounter distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in developing new products and services using new technology. Technological innovations may make the products and services of certain communications companies obsolete.
Telecommunications providers with exposure to the U.S. are generally required to obtain franchises or licenses in order to provide services in a given location. Licensing and franchise rights in the telecommunications sector are limited, which may provide an advantage to certain participants. Limited availability of such rights, high barriers to market entry and regulatory oversight, among other factors, have led to consolidation of companies within the sector, which could lead to further regulation or other negative effects in the future. Telecommunication providers investing in non-U.S. countries may be subject to similar risks. Additional risks include those related to competitive challenges in the U.S. from non-U.S. competitors engaged in strategic joint ventures with U.S. companies and in non-U.S. markets from both U.S. and non-U.S. competitors.
Companies in the media and entertainment industries can be significantly affected by several factors, including competition, particularly in formulation of products and services using new technologies, cyclicality of revenues and earnings, a potential decrease in the discretionary income of targeted individuals, changing consumer tastes and interests, and the potential increase in government regulation. Companies in the media and entertainment industries may become obsolete quickly. Advertising spending can be an important revenue source for media and entertainment companies. During economic downturns advertising spending typically decreases and, as a result, media and entertainment companies tend to generate less revenue.
Risk of Investing in the Consumer Discretionary Sector.  Companies engaged in the design, production or distribution of products or services for the consumer discretionary sector (including, without limitation, television and radio broadcasting, manufacturing, publishing, recording and musical instruments, motion pictures, photography, amusement and theme parks, gaming casinos, sporting goods and sports arenas, camping and recreational equipment, toys and games, apparel, travel-related services, automobiles, hotels and motels, and fast food and other restaurants) are subject to the risk that their products or services may become obsolete quickly. The success of these companies can depend heavily on disposable household income and consumer spending. During periods of an expanding economy, the consumer discretionary sector may outperform the consumer staples sector, but may underperform when economic conditions worsen. Moreover, the consumer discretionary sector can be significantly affected by several factors, including, without limitation, the performance of domestic and international economies, exchange rates, changing consumer preferences, demographics, marketing campaigns, cyclical revenue generation, consumer confidence, commodity price volatility, labor relations, interest rates, import and export controls, intense competition, technological developments and government regulation.
Risk of Investing in the Consumer Staples Sector.  Companies in the consumer staples sector may be adversely affected by changes in the global economy, consumer spending, competition, demographics and consumer preferences, and production spending. Companies in the consumer staples sector may also be affected by changes in global economic, environmental and political events, economic conditions, the depletion of resources, and government regulation. For instance, government regulations may affect the permissibility of using various food additives and production methods of companies that make food products, which could affect company profitability. In addition, tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Companies in the consumer staples sector also may be subject to risks pertaining to the supply of, demand for and prices of raw materials. The prices of raw materials fluctuate in response to a number of factors, including, without limitation, changes in government agricultural support programs, exchange rates, import and export controls, changes in international agricultural and trading policies, and seasonal and weather conditions. Companies in the consumer staples sector may be subject to severe competition, which may also have an adverse impact on their profitability.
Risk of Investing in the Energy Sector.  Companies in the energy sector are strongly affected by the changes in and volatility of global energy prices, energy supply and demand, government regulations and policies, energy production and conservation efforts, technological change, development of alternative energy sources, and other factors that they cannot control. Energy companies may have relatively high levels of debt and may be more likely to restructure their businesses if there are downturns in energy markets or in the global economy. If an energy company in a Fund's portfolio becomes distressed, a Fund could lose all or a substantial portion of its investment. The energy sector is cyclical and is highly dependent on commodity prices. Prices and supplies of energy may fluctuate significantly over short and long periods of
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time due to, among other things, national and international political changes, Organization of Petroleum Exporting Countries (“OPEC”) policies, changes in relationships among OPEC members and between OPEC and oil-importing nations, the regulatory environment, taxation policies, the enactment or cessation of trade sanctions, war or other geopolitical conflicts, and the economies of key energy-consuming countries. Companies in the energy sector may be adversely affected by terrorism, cyber incidents, natural disasters or other catastrophes. Companies in the energy sector are at risk of liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims. Significant oil and gas deposits are located in emerging markets countries where corruption and security may raise significant risks, in addition to the other risks of investing in emerging markets. Additionally, the Middle East, where many companies in the energy sector may operate, has experienced conflict and unrest. Companies in the energy sector may also be adversely affected by changes in exchange rates, interest rates, economic conditions, tax treatment, government regulation and intervention, negative perception, efforts at energy conservation and world events in the regions in which the companies operate (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). Because a significant portion of revenues of companies in this sector is derived from a relatively small number of customers that are largely composed of governmental entities and utilities, governmental budget constraints may have a significant impact on companies in this sector. The energy sector is highly regulated. Entities operating in the energy sector are subject to significant regulation of nearly every aspect of their operations by governmental agencies. Such regulation can change rapidly or over time in both scope and intensity. Stricter laws, regulations or enforcement policies could be enacted, which would likely increase compliance costs and may materially adversely affect the financial performance of companies in the energy sector.
The energy sector may experience significant market volatility. For example, Russia’s large-scale invasion of Ukraine on February 24, 2022 led to further disruptions and increased volatility in the energy and commodity futures markets due to actual and potential disruptions in the supply and demand for certain commodities, including oil and natural gas. The U.S. and other actors have enacted various sanctions and restrictions on business dealings with Russia, which include restrictions on imports of oil, natural gas and coal. The effect of the current sanctions and restrictions, as well as the extent and duration of the Russian military action, additional sanctions and associated market disruptions on the energy sector, are impossible to predict and depend on a number of factors. The effect of these events or any related developments could be significant and may have a severe adverse effect on the performance of a Fund.
Risk of Investing in the Financials Sector.  Companies in the financials sector include small, regional and money center banks, securities brokerage firms, asset management companies, savings banks and thrift institutions, specialty finance companies (e.g., credit card, mortgage providers), insurance and insurance brokerage firms, consumer finance firms, financial conglomerates and foreign banking and financial companies.
Most financial companies are subject to extensive governmental regulation, which limits their activities and may affect their ability to earn a profit from a given line of business. Government regulation may change frequently and may have significant adverse consequences for companies in the financials sector, including effects not intended by the regulation. Direct governmental intervention in the operations of financial companies and financial markets may materially and adversely affect the companies in which a Fund invests, including legislation in many countries that may increase government regulation, repatriation and other intervention. The impact of governmental intervention and legislative changes on any individual financial company or on the financials sector as a whole cannot be predicted. The valuation of financial companies has been and continues to be subject to unprecedented volatility and may be influenced by unpredictable factors, including interest rate risk and sovereign debt default. Certain financial businesses are subject to intense competitive pressures, including market share and price competition. Financial companies in foreign countries are subject to market-specific and general regulatory and interest rate concerns. In particular, government regulation in certain foreign countries may include taxes and controls on interest rates, credit availability, minimum capital requirements, bans on short sales, limits on prices and restrictions on currency transfers. Market conditions and regulation of the financial sector in China may be particularly subject to change based on government policy. In addition, companies in the financials sector may be the targets of hacking and potential theft of proprietary or customer information or disruptions in service, which could have a material adverse effect on their businesses.
The profitability of banks, savings and loan associations and other financial companies is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change; for instance, when interest rates go up, the value of securities issued by many types of companies in the financials sector generally goes down. In other words, financial companies may be adversely affected in certain market cycles, including, without limitation, during periods of rising
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interest rates, which may restrict the availability and increase the cost of capital, and during periods of declining economic conditions, which may cause, among other things, credit losses due to financial difficulties of borrowers.
In addition, general economic conditions are important to the operations of these companies, and financial difficulties of borrowers may have an adverse effect on the profitability of financial companies. Companies in the financials sector are exposed directly to the credit risk of their borrowers and counterparties, who may be leveraged to an unknown degree, including through swaps and other derivatives products, and who at times may be unable to meet their obligations to the financial services companies. Financial services companies may have significant exposure to the same borrowers and counterparties, with the result that a borrower’s or counterparty’s inability to meet its obligations to one company may affect other companies with exposure to the same borrower or counterparty. This interconnectedness of risk, including cross-default risk, may result in significant negative impacts to the financial condition and reputation of companies with direct exposure to the defaulting counterparty as well as adverse cascading effects in the markets and the financials sector generally. Financial companies can be highly dependent upon access to capital markets, and any impediments to such access, such as adverse overall economic conditions or a negative perception in the capital markets of a financial company’s financial condition or prospects, could adversely affect its business. Deterioration of credit markets can have an adverse impact on a broad range of financial markets, causing certain financial companies to incur large losses. In these conditions, companies in the financials sector may experience significant declines in the valuation of their assets, take actions to raise capital and even cease operations. Some financial companies may also be required to accept or borrow significant amounts of capital from government sources and may face future government-imposed restrictions on their businesses or increased government intervention. In addition, there is no guarantee that governments will provide any such relief in the future. These actions may cause the securities of many companies in the financials sector to decline in value.
Risk of Investing in the Healthcare Sector.  Companies in the healthcare sector are often issuers whose profitability may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising or falling costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, a limited number of products, industry innovation, changes in technologies and other market developments. Many healthcare companies are heavily dependent on patent protection and the actual or perceived safety and efficiency of their products.
Patents have a limited duration, and, upon expiration, other companies may market substantially similar “generic” products that are typically sold at a lower price than the patented product, which can cause the original developer of the product to lose market share and/or reduce the price charged for the product, resulting in lower profits for the original developer. As a result, the expiration of patents may adversely affect the profitability of these companies.
In addition, because the products and services of many companies in the healthcare sector affect the health and well-being of many individuals, these companies are especially susceptible to extensive litigation based on product liability and similar claims. Healthcare companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the healthcare sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, which can result in increased development costs, delayed cost recovery and loss of competitive advantage to the extent that rival companies have developed competing products or procedures, adversely affecting the company’s revenues and profitability. In other words, delays in the regulatory approval process may diminish the opportunity for a company to profit from a new product or to bring a new product to market, which could have a material adverse effect on a company’s business. Healthcare companies may also be strongly affected by scientific biotechnology or technological developments, and their products may quickly become obsolete. Also, many healthcare companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws. Changes in governmental policies or laws may span a wide range of topics, including cost control, national health insurance, incentives for compensation in the provision of healthcare services, tax incentives and penalties related to healthcare insurance premiums, and promotion of prepaid healthcare plans. In addition, a number of legislative proposals concerning healthcare have been considered by the U.S. Congress in recent years. It is unclear what proposals will ultimately be enacted, if any, and what effect they may have on companies in the healthcare sector.
Additionally, the expansion of facilities by healthcare-related providers may be subject to “determinations of need” by certain government authorities. This process not only generally increases the time and costs involved in these expansions, but also makes expansion plans uncertain, limiting the revenue and profitability growth potential of healthcare-related facilities operators and negatively affecting the prices of their securities. Moreover, in recent years, both local and national governmental budgets have come under pressure to reduce spending and control healthcare costs, which could both adversely affect regulatory processes and public funding available for healthcare products, services and facilities.
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Risk of Investing in the Industrials Sector.  The value of securities issued by companies in the industrials sector may be adversely affected by supply of and demand for both their specific products or services and for industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, trade disputes, world events and economic conditions may affect the performance of companies in the industrials sector. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. For example, commodity price declines and unit volume reductions resulting from an over-supply of materials used in the industrials sector can adversely affect the sector. Furthermore, companies in the industrials sector may be subject to liability for environmental damage, product liability claims, depletion of resources, and mandated expenditures for safety and pollution control.
Risk of Investing in the Materials Sector.  Companies in the materials sector may be adversely affected by commodity price volatility, exchange rate fluctuations, social and political unrest, war, import or export controls, increased competition, depletion of resources, technical progress, labor relations and government regulations, and mandated expenditures for safety and pollution control, among other factors. Such risks may adversely affect the issuers to which a Fund has exposure. Companies in the materials sector are also at risk of liability for environmental damage and product liability claims. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns. These risks are heightened for companies in the materials sector located in foreign markets.
Risk of Investing in the Media Sub-Industry.  Companies in the media sub-industry may encounter distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology. Media companies are subject to risks that include cyclicality of revenues and earnings, a potential decrease in the discretionary income of targeted individuals, changing consumer tastes and interests, competition in the industry and the potential for increased state and federal regulation. Advertising spending is an important source of revenue for media companies. During economic downturns, advertising spending typically decreases and, as a result, media companies tend to generate less revenue.
Risk of Investing in the Real Estate Industry.  Companies in the real estate industry include companies that invest in real estate, such as REITs, real estate holding and operating companies or real estate development companies (collectively, “Real Estate Companies”). Investing in Real Estate Companies exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which Real Estate Companies are organized and operated. The real estate industry is highly sensitive to general and local economic conditions and developments, and characterized by intense competition and periodic overbuilding. Investing in Real Estate Companies involves various risks. Some risks that are specific to Real Estate Companies are discussed in greater detail below.
Concentration Risk. Real Estate Companies may own a limited number of properties and concentrate their investments in a particular geographic region or property type. Economic downturns affecting a particular region, industry or property type may lead to a high volume of defaults within a short period.
Distressed Investment Risk. Real Estate Companies may invest in distressed, defaulted or out-of-favor bank loans. Identification and implementation by a Real Estate Company of loan modification and restructure programs involves a high degree of uncertainty. Even successful implementation may still require adverse compromises and may not prevent bankruptcy. Real Estate Companies may also invest in other debt instruments that may become non-performing, including the securities of companies with higher credit and market risk due to financial or operational difficulties. Higher risk securities may be less liquid and more volatile than the securities of companies not in distress.
Illiquidity Risk. Investing in Real Estate Companies may involve risks similar to those associated with investing in small-capitalization companies. Real Estate Company securities, like the securities of small-capitalization companies, may be more volatile than, and perform differently from, shares of large-capitalization companies. There may be less trading in Real Estate Company shares, which means that buy and sell transactions in those shares could have a magnified impact on share price, resulting in abrupt or erratic price fluctuations. In addition, real estate is relatively illiquid, and, therefore, a Real Estate Company may have a limited ability to vary or liquidate properties in response to changes in economic or other conditions.
Interest Rate Risk. Rising interest rates could result in higher costs of capital for Real Estate Companies, which could negatively impact a Real Estate Company’s ability to meet its payment obligations. Declining interest rates could result in increased prepayment on loans and require redeployment of capital in less desirable investments.
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Leverage Risk. Real Estate Companies may use leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a Real Estate Company’s operations and market value in periods of rising interest rates. Real Estate Companies are also exposed to the risks normally associated with debt financing. Financial covenants related to a Real Estate Company’s leverage may affect the ability of the Real Estate Company to operate effectively. In addition, real property may be subject to the quality of credit extended and defaults by borrowers and tenants. If the properties do not generate sufficient income to meet operating expenses, including, where applicable, debt service, ground lease payments, tenant improvements, third-party leasing commissions and other capital expenditures, the income and ability of a Real Estate Company to make payments of any interest and principal on its debt securities will be adversely affected.
Loan Foreclosure Risk. Real Estate Companies may foreclose on loans that the Real Estate Company originated and/or acquired. Foreclosure may generate negative publicity for the underlying property that affects its market value. In addition to the length and expense of such proceedings, the validity of the terms of the applicable loan may not be recognized in foreclosure proceedings. Claims and defenses asserted by borrowers or other lenders may interfere with the enforcement of rights by a Real Estate Company. Parallel proceedings, such as bankruptcy, may also delay resolution and limit the amount of recovery on a foreclosed loan by a Real Estate Company even where the property underlying the loan is liquidated.
Management Risk. Real Estate Companies are dependent upon management skills and may have limited financial resources. Real Estate Companies are generally not diversified and may be subject to heavy cash flow dependency, default by borrowers and voluntary liquidation. In addition, transactions between Real Estate Companies and their affiliates may be subject to conflicts of interest, which may adversely affect a Real Estate Company’s shareholders. A Real Estate Company may also have joint venture investments in certain of its properties, and, consequently, its ability to control decisions relating to such properties may be limited.
Property Risk. Real Estate Companies may be subject to risks relating to functional obsolescence or reduced desirability of properties; extended vacancies due to economic conditions and tenant bankruptcies; catastrophic events such as earthquakes, hurricanes and terrorist acts; and casualty or condemnation losses. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changes in consumer preferences and values, or increasing vacancies or declining rents resulting from legal, cultural, technological, global or local economic developments.
Regulatory Risk. Real estate income and values may be adversely affected by such factors as applicable domestic and foreign laws (including tax laws). Government actions, such as tax increases, zoning law changes, mandated closures or other commercial restrictions or environmental regulations, also may have a major impact on real estate income and values. In addition, quarterly compliance with regulations limiting the proportion of asset types held by a U.S. REIT may force certain Real Estate Companies to liquidate or restructure otherwise attractive investments. Some countries may not recognize REITs or comparable structures as a viable form of real estate funds.
Underlying Investment Risk. Real Estate Companies make investments in a variety of debt and equity instruments with varying risk profiles. For instance, Real Estate Companies may invest in debt instruments secured by commercial property that have higher risks of delinquency and foreclosure than loans on single family homes due to a variety of factors associated with commercial property, including the tie between income available to service debt and productive use of the property. Real Estate Companies may also invest in debt instruments and preferred equity that are junior in an issuer’s capital structure and that involve privately negotiated structures. Subordinated debt investments, such as B-Notes and mezzanine loans, involve a greater credit risk of default due to the need to service more senior debt of the issuer. Similarly, preferred equity investments involve a greater risk of loss than conventional debt financing due to their non-collateralized nature and subordinated ranking. Investments in commercial mortgage-backed securities may also be junior in priority in the event of bankruptcy or similar proceedings. Investments in senior loans may be effectively subordinated if the senior loan is pledged as collateral. The ability of a holder of junior claims to proceed against a defaulting issuer is circumscribed by the terms of the particular contractual arrangement, which vary considerably from transaction to transaction.
U.S. Tax Risk. Certain U.S. Real Estate Companies are subject to special U.S. federal tax requirements. A REIT that fails to comply with such tax requirements may be subject to U.S. federal income taxation, which may affect the value of the REIT and the characterization of the REIT’s distributions. The U.S. federal tax requirement that a REIT distribute substantially all of its net income to its shareholders may result in a REIT having insufficient capital for future expenditures. A REIT that successfully maintains its qualification may still become subject to U.S. federal, state and local taxes, including excise, penalty, franchise, payroll, mortgage recording, and transfer taxes, both directly and indirectly through its subsidiaries.
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Because REITs often do not provide complete tax information until after the calendar year-end, a Fund may at times need to request permission to extend the deadline for issuing your tax reporting statement or supplement the information otherwise provided to you.
Risk of Investing in Technology Companies.  Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources and personnel. These companies may face rapid product obsolescence as well as unexpected risks and costs related to new product introduction and technological developments, such as artificial intelligence and machine learning. Technology companies may be adversely affected by disruptions to supply chains and distribution networks as well as issues at third-party partners. They are heavily dependent on patent and other intellectual property rights, and the loss or impairment of these rights may adversely affect their profitability. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action. These companies also may be adversely affected by, among other things, actual or perceived security vulnerabilities or other defects in their products and services, which may result in lawsuits, government enforcement actions and other remediation costs.
Risk of Investing in the Telecommunications Sector.  The telecommunications sector of a country’s economy is often subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new regulatory requirements may negatively affect the business of telecommunications companies. Government actions around the world, specifically in the area of pre-marketing clearance of products and prices, can be arbitrary and unpredictable. Companies in the telecommunications sector may experience distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in developing new products and services using new technology. Technological innovations may make the products and services of certain telecommunications companies obsolete. Finally, while all companies may be susceptible to network security breaches, certain companies in the telecommunications sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.
Risk of Investing in the Utilities Sector.  The utilities sector may be adversely affected by changing commodity prices, government regulation stipulating rates charged by utilities, increased tariffs, changes in tax laws, interest rate fluctuations and changes in the cost of providing specific utility services. The utilities industry is also subject to potential terrorist attacks, natural disasters and severe weather conditions, as well as regulatory and operational burdens associated with the operation and maintenance of nuclear facilities. Government regulators monitor and control utility revenues and costs, and therefore may limit utility profits. Federal legislation may facilitate the construction of electric transmission lines not only by public utilities but also by independent transmission developers, which could increase competition in the wholesale electricity markets. In certain countries, regulatory authorities may also restrict a company’s access to new markets, thereby diminishing the company’s long-term prospects.
There are substantial differences among the regulatory practices and policies of various jurisdictions, and any regulatory agency may make major shifts in policy from time to time. There is no assurance that regulatory authorities will, in the future, grant rate increases. Additionally, existing and possible future regulatory legislation may make it even more difficult for utilities to obtain adequate relief. Certain of the issuers of securities held in a Fund's portfolio may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing policies and impose additional requirements governing the licensing, construction and operation of nuclear power plants. Prolonged changes in climate conditions can also have a significant impact on both the revenues of an electric and gas utility as well as the expenses of a utility, particularly a hydro-based electric utility.
The rates that traditional regulated utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Rate changes may occur only after a prolonged approval period or may not occur at all, which could adversely affect utility companies when costs are rising. The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. As a result, some companies may be forced to defend their core business and may be less profitable. Deregulation may also permit a utility company to expand outside of its traditional lines of business and engage in riskier ventures.
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Proxy Voting Policies
The Board has delegated the voting of proxies for each Fund’s securities to BFA pursuant to (i) the Open-End Active and Fixed Income Index Fund Proxy Voting Policy (the “Active Fund Proxy Voting Policy”), with respect to certain Funds, and (ii) the Index Equity Fund Proxy Voting Policy, with respect to certain other Funds, as applicable. Please refer to the table below, which discloses the policy applicable to each Fund in this SAI. Information that does not apply to a Fund does not form a part of that Fund’s SAI and should not be relied on by investors in that Fund. Only information that is clearly identified as applicable to a Fund is considered to form a part of that Fund’s SAI.
With respect to Funds covered by the Active Fund Proxy Voting Policy, BFA has adopted the BlackRock Active Investment Stewardship - Global Engagement and Voting Guidelines (the “BAIS Guidelines”). Certain of such Funds, as listed within the Active Fund Proxy Voting Policy and as disclosed in the table below, follow supplemental guidelines within the BAIS Guidelines that are applicable to certain climate and decarbonization issues (the “BAIS Climate and Decarbonization Stewardship Guidelines”).
With respect to Funds covered by the Index Equity Fund Proxy Voting Policy, BFA has adopted the BlackRock Investment Stewardship (“BIS”) Global Benchmark Policy, comprised of the Global Principles for Benchmark Policies, regional voting guidelines, and engagement priorities, which are each available upon request. In addition, certain of such Funds, as listed within the Index Equity Fund Proxy Voting Policy and as disclosed in the table below, follow supplemental guidelines that are applicable to certain climate and decarbonization issues (the “BIS Climate and Decarbonization Stewardship Guidelines”).

Fund	Open-End Active and Fixed Income Index Fund Proxy Voting Policy	BAIS Climate and Decarbonization Stewardship Guidelines Apply	Index Equity Fund Proxy Voting Policy	BIS Climate and Decarbonization Stewardship Guidelines Apply
iShares China Large-Cap ETF			X
iShares ESG Optimized MSCI USA Min Vol Factor ETF			X
iShares International Equity Factor ETF			X
iShares International Small-Cap Equity Factor ETF			X
iShares MSCI EAFE ETF			X
iShares MSCI EAFE Growth ETF			X
iShares MSCI EAFE Min Vol Factor ETF			X
iShares MSCI EAFE Small-Cap ETF			X
iShares MSCI EAFE Value ETF			X
iShares MSCI Europe Financials ETF			X
iShares MSCI Europe Small-Cap ETF			X
iShares MSCI Intl Momentum Factor ETF			X
iShares MSCI Intl Quality Factor ETF			X
iShares MSCI Intl Value Factor ETF			X
iShares MSCI USA Min Vol Factor ETF			X
iShares MSCI USA Momentum Factor ETF			X
iShares MSCI USA Quality Factor ETF			X
iShares MSCI USA Size Factor ETF			X
iShares MSCI USA Small-Cap Min Vol Factor ETF			X
iShares MSCI USA Value Factor ETF			X
iShares U.S. Equity Factor ETF			X
iShares U.S. Small-Cap Equity Factor ETF			X
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Fund	Open-End Active and Fixed Income Index Fund Proxy Voting Policy	BAIS Climate and Decarbonization Stewardship Guidelines Apply	Index Equity Fund Proxy Voting Policy	BIS Climate and Decarbonization Stewardship Guidelines Apply
iShares U.S. Tech Breakthrough Multisector ETF			X
If a Fund invests in an underlying fund managed by BlackRock, the Fund will use its proxy voting policy when voting on proxies for the underlying fund while the underlying fund will use its proxy voting policy when voting proxies on investments the underlying fund holds. Therefore, the Fund may use the Active Fund Proxy Voting Policy while an underlying fund may use the Index Equity Fund Proxy Voting Policy, and the opposite is also true.
Copies of the Active Fund Proxy Voting Policy, Index Equity Fund Proxy Voting Policy, the BAIS Guidelines, the Global Principles for Benchmark Policies and the BIS Climate and Decarbonization Stewardship Guidelines are included in Appendix A of this SAI.
Information with respect to how proxies relating to each Fund’s portfolio securities, when available, were voted during the 12-month period ended June 30 is available: (i) without charge, upon request, by calling 1-800-iShares (1-800-474-2737) or through the Fund’s website at www.blackrock.com/proxyrecords; and (ii) on the SEC’s website at www.sec.gov.
Portfolio Holdings Information
On each Business Day (as defined in the Creation and Redemption of Creation Units section of this SAI), prior to the opening of regular trading on the Fund’s primary listing exchange, a Fund discloses on its website (www.iShares.com) certain information relating to the portfolio holdings that will form the basis of a Fund’s next net asset value per share calculation.
In addition, certain information may also be made available to certain parties:
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Communications of Data Files: A Fund may make available through the facilities of the National Securities Clearing Corporation (“NSCC”) or through posting on the www.iShares.com, prior to the opening of trading on each business day, a list of a Fund’s holdings (generally pro-rata) that Authorized Participants could deliver to a Fund to settle purchases of a Fund (i.e., Deposit Securities) or that Authorized Participants would receive from a Fund to settle redemptions of a Fund (i.e., Fund Securities). These files are known as the Portfolio Composition File and the Fund Data File (collectively, “Files”). The Files are applicable for the next trading day and are provided to the NSCC and/or posted on www.iShares.com after the close of markets in the U.S.
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Communications with Authorized Participants, Liquidity Providers and Certain Other Third Parties: Certain employees of BlackRock are responsible for interacting with Authorized Participants and liquidity providers with respect to discussing custom basket proposals as described in the Custom Baskets section of this SAI. As part of these discussions, these employees may discuss with an Authorized Participant or liquidity provider the securities a Fund is willing to accept for a creation, and securities that a Fund will provide on a redemption.
BlackRock employees may also discuss portfolio holdings-related information with broker/dealers, in connection with settling a Fund’s transactions, and securities lending borrowers in connection with loan transactions, each as may be necessary to conduct business in the ordinary course in a manner consistent with the disclosure in the Fund’s current registration statement.
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Communications with Listing Exchanges: From time to time, employees of BlackRock may discuss portfolio holdings information with the applicable primary listing exchange for a Fund as needed to meet the exchange listing standards.
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Communications with Other Portfolio Managers: Certain information may be provided to employees of BlackRock who manage funds that invest a significant percentage of their assets in shares of an underlying fund as necessary to manage the fund’s investment objective and strategy.
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Communication of Other Information: Certain explanatory information regarding the Files is released to Authorized Participants and liquidity providers on a daily basis, but is only done so after the Files are posted to www.iShares.com.
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Third-Party Service Providers: Certain portfolio holdings information may be disclosed to Fund Trustees and their counsel, outside counsel for the Funds, auditors and to certain third-party service providers (i.e., fund administrator, custodian, proxy voting service) for which a non-disclosure, confidentiality agreement or other obligation is in place with
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such service providers, as may be necessary to conduct business in the ordinary course in a manner consistent with applicable policies, agreements with the Funds, the terms of the current registration statements and federal securities laws and regulations thereunder.
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Liquidity Metrics: “Liquidity Metrics,” which seek to ascertain a Fund’s liquidity profile under BlackRock’s global liquidity risk methodology, include but are not limited to: (a) disclosure regarding the number of days needed to liquidate a portfolio or the portfolio’s underlying investments; and (b) the percentage of a Fund’s NAV invested in a particular liquidity tier under BlackRock’s global liquidity risk methodology. The dissemination of position-level liquidity metrics data and any non-public regulatory data pursuant to the Liquidity Rule (including SEC liquidity tiering) is not permitted unless pre-approved. Disclosure of portfolio-level liquidity metrics prior to 60 calendar days after calendar quarter-end requires a non-disclosure or confidentiality agreement and approval of the Trust’s Chief Compliance Officer. Portfolio-level liquidity metrics disclosure subsequent to 60 calendar days after calendar quarter-end requires the approval of portfolio management and must be disclosed to all parties requesting the information if disclosed to any party.
The Trust’s Chief Compliance Officer or his delegate may authorize disclosure of portfolio holdings information pursuant to the above policy and procedures, subject to restrictions on selective disclosure imposed by applicable law. The Board reviews the policy and procedures for disclosure of portfolio holdings information at least annually.
Construction and Maintenance of the Underlying Indexes
Descriptions of the Underlying Indexes are provided below.
With respect to certain underlying indexes of the iShares funds, BFA or its affiliates have held discussions with the applicable index provider regarding their business interest in licensing an index to track a particular market segment and conveyed investment concepts and strategies that could be considered for the index. The index provider designed and constituted such indices using concepts conveyed by BFA or its affiliates. For certain of these indices, the relevant fund may be the first or sole user of the underlying index. In its sole discretion, the index provider determines the composition of the securities and other instruments in such underlying index, the rebalance protocols of the underlying index, the weightings of the securities and other instruments in the underlying index, and any updates to the methodology. From time to time, BFA or its affiliates may also provide input relating to possible methodology changes of such underlying index pursuant to the index provider’s consultation process or pursuant to other communications with the index provider.
The FTSE Global Equity Index Series
FTSE China 50 Index
Number of Components: 50
Index Description. The FTSE China 50 is designed to track the performance of the largest companies in the Chinese equity market that are available to international investors. The Underlying Index consists of 50 of the largest and most liquid Chinese companies. The securities in the Underlying Index are weighted based on the total market value of their shares. The Underlying Index constituents are screened for liquidity and individual constituent weights are capped at 9% to avoid over-concentration in any one stock. Additionally, constituents are capped such that all companies that individually have a weight greater than 4.5% in aggregate represent no more than 38% of the Underlying Index.
As of July 31, 2025, the Underlying Index consists of “Red Chip” shares, “H” shares and “P Chip” shares.
H Shares: Securities of companies incorporated in the PRC and nominated by the Central Government for listing and trading on the Stock Exchange of Hong Kong. Specifically, they are the foreign shares of a PRC issuer which are listed on the Stock Exchange of Hong Kong.
Red Chips: FTSE International Limited (“FTSE”) defines Red Chips as companies incorporated outside the PRC that trade on the Stock Exchange of Hong Kong which are substantially owned, directly or indirectly, by Mainland China state entities and with the majority of revenue or assets derived from Mainland China.
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P Chips: FTSE defines P Chips as companies controlled by Mainland individuals, with the establishment and origin of the company in Mainland China. P Chips must be incorporated outside of the PRC and traded on the Stock Exchange of Hong Kong with a majority of revenues or assets derived from Mainland China.
Component Selection Criteria. The Underlying Index is primarily rule-based, but is also monitored by a governing committee. The Secretary to the Underlying Index is responsible for conducting a quarterly review of constituents for the Underlying Index and for recommending to the governing committee any constituents to be inserted or deleted as part of the quarterly review. All eligible securities are ranked by their full market capitalizations.
Eligibility. Each security included in the Underlying Index is a current constituent of the FTSE All-World Index, an index of the FTSE Global Equity Index Series. All classes of equity securities in issue are eligible for inclusion in the Underlying Index subject to conforming with free-float and liquidity restrictions.
Liquidity. Stocks are screened to ensure there is sufficient liquidity to be traded. Factors in determining liquidity include the availability of current and reliable price information and the level of trading volume relative to shares outstanding. Value traded and float turnover are also analyzed on a monthly basis to review liquidity.
Index Maintenance and Issue Changes. The FTSE Global Classification Committee is responsible for the industry classification of constituents of the Underlying Index within the FTSE Global Classification System. The FTSE Global Classification Committee may approve changes to the FTSE Global Classification System and Management Rules. FTSE appoints the Chairman and Deputy Chairman of the Underlying Index. The Chairman, or in his absence Deputy Chairman, will chair meetings of the Committee and will represent that Committee outside meetings. The Chairman and Deputy Chairman of the Index Committee are collectively responsible for approving constituent changes to the Underlying Index between meetings of the Committee on advice from the Secretary to the Committee and as permitted and as specified by the Underlying Index's Ground Rules.
Additions. A company is added to the Underlying Index at the periodic review if it rises to the 40th position or above when the eligible companies are ranked by full market value before the application of any investability weightings.
Deletions. A company in the Underlying Index is deleted at the periodic review if it falls to the 61st position or below when the eligible companies are ranked by full market value before the application of any investability weighting. Any deletion to the Underlying Index will simultaneously entail an addition to the Underlying Index in order to maintain 50 Index constituents at all times.
Revisions to the Float Adjustments. The Underlying Index is reviewed quarterly for changes in free float. These reviews coincide with quarterly reviews undertaken of the Underlying Index. Implementation of any changes takes place after the close of the Underlying Index calculation on the third Friday in March, June, September and December.
Quarterly Index Rebalancing. The quarterly review of the Underlying Index constituents takes place in March, June, September and December. Any constituent changes are implemented on the next trading day following the third Friday of the same month of the review meeting. Details of the outcome of the review and the dates on which any changes are to be implemented are published as soon as possible after the Index Committee meeting has concluded. Significant Underlying Index rebalancing may cause funds based on the Underlying Index to experience trading error.
Index Availability. The Underlying Index is calculated continuously during Hong Kong trading hours and is widely disseminated to major data vendors. The Underlying Index will not be calculated on Hong Kong public holidays.
Exchange Rates and Pricing. The Underlying Index uses Reuters' real-time foreign exchange spot rates and Reuters' real-time security prices. The Underlying Index is calculated in Hong Kong Dollars. Non-Hong Kong Dollar denominated constituent prices are converted to Hong Kong Dollars in order to calculate the Underlying Index. The foreign exchange rates and security prices received from Reuters at the closing time of the Underlying Index are used to calculate the final index levels.
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The MSCI Indexes
The MSCI indexes were founded in 1969 by Capital International S.A. as international performance benchmarks constructed to facilitate comparison of world markets. The MSCI single country standard equity indexes have covered the world's developed markets since 1969 and in 1987 MSCI commenced coverage of emerging markets.
Local stock exchanges traditionally calculated their own indexes, which were generally not comparable with one another due to differences in the representation of the local market, mathematical formulas, base dates and methods of adjusting for capital changes. MSCI, however, applies the same calculation methodology to all markets for all single country standard equity indexes, both developed and emerging.
MSCI Global Investable Market Indexes
MSCI's Global Investable Market Indexes (the “MSCI GIMI”) provide coverage and non-overlapping market segmentation by market capitalization size and by style. The MSCI GIMI intend to target approximately 99% coverage of the free float-adjusted market capitalization in each market of large-, mid- and small-cap securities. In each market, MSCI creates an Investable Market Index, Standard Index, Large Cap Index, Mid Cap Index and Small Cap Index. The Standard Index, Large Cap Index, Mid Cap Index and Small Cap Index are each subsets of the Investable Market Index for a market. The MSCI Global Standard Index is the aggregation of the Large Cap Index and Mid Cap Index and the MSCI GIMI is the aggregation of the MSCI Global Standard Index and MSCI Global Small Cap Index.
Selection Criteria. MSCI's index construction process involves: (i) defining the equity universe; (ii) determining the market investable equity universe for each market; (iii) determining market capitalization size segments for each market; (iv) applying final size segment investability requirements; and (v) applying index continuity rules for the MSCI Global Standard Index.
Defining the Equity Universe. MSCI begins with securities listed in countries in the MSCI GIMI. As of August 2025, 23 are classified as developed markets, 24 as emerging markets, and 28 as frontier markets. All listed equity securities and listed securities that exhibit characteristics of equity securities, except mutual funds, ETFs, equity derivatives, limited partnerships and most investment trusts, are eligible for inclusion in the equity universe. REITs in some countries and certain income trusts in Canada are also eligible for inclusion. Each company and its securities (i.e., share classes) are classified in only one country.
Determining the Market Investable Equity Universe for Each Market. The equity universe in any market is derived by applying investability screens to individual companies and securities in that market. Some investability requirements are applied at the individual security level and some at the overall company level, represented by the aggregation of individual securities of the company. As a result, the inclusion or exclusion of one security does not imply the automatic inclusion or exclusion of other securities of the same company.
Determining Market Capitalization Size Segments for Each Market. In order to create size components that can be meaningfully aggregated into composites, individual market size segments balance the following two objectives:
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Achieving global size integrity by ensuring that companies of comparable and relevant sizes are included in a given size segment across all markets in a composite index; and
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Achieving consistent market coverage by ensuring that each market's size segment is represented in its proportional weight in the composite universe.
The Standard Indexes, Large Cap Indexes, Mid Cap Indexes, and Small Cap Indexes capture the following market capitalization size segments:
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MSCI Global Standard Indexes cover all investable large- and mid-cap securities by including the largest issuers comprising approximately 85% of each market’s free float-adjusted market capitalization.
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MSCI Global Large Cap Indexes provide coverage of all investable large-cap securities by including the largest issuers comprising approximately 70% of each market’s free float-adjusted market capitalization.
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MSCI Global Mid Cap Indexes provide coverage in each market by deriving the difference between the market coverage of the MSCI Global Standard Index and the MSCI Global Large Cap Index in that market.
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MSCI Global Small Cap Indexes provide coverage in each market by deriving the difference between the market coverage of the Investable Market Index and the MSCI Global Standard Index in that market.
Applying Final Size Segment Investability Requirements. In order to enhance replicability of the indexes, additional size segment investability requirements are set for the MSCI GIMI and MSCI Global Standard Index. These investability requirements include minimum free float-adjusted market capitalization, minimum liquidity, minimum foreign limits and minimum length of trading.
Applying Index Continuity Rules for the Standard Index. In order to achieve index continuity as well as provide some basic level of diversification within a market index, notwithstanding the effect of other index construction rules contained herein, a minimum number of five constituents will be maintained for a developed market Standard Index and a minimum number of three constituents will be maintained for an emerging market Standard Index.
Weighting. All indexes of the MSCI GIMI are free float weighted, i.e., companies are included in the indexes at the value of their free public float (free float multiplied by security price).
Regional Weights. Market capitalization-weighting, combined with a consistent target of approximately 99% of free float-adjusted market capitalization, helps ensure that each country's weight in regional and international indexes approximates its weight in the total universe of developing and emerging markets. A market is equivalent to a single country except for developed Europe, where all markets are aggregated into a single market for index construction purposes. Individual country indexes of the European developed markets are derived from the constituents of the MSCI GIMI Europe Index.
Free Float. MSCI defines the free float of a security as the proportion of shares outstanding that are deemed to be available for purchase in the public equity markets by international investors. In practice, limitations on free float available to international investors include: (i) strategic and other shareholdings not considered part of available free float; and (ii) limits on share ownership for foreigners.
MSCI calculates the free float-adjusted market capitalization of each security in the equity index universe by (i) defining and estimating the free float available to foreign investors; (ii) assigning a free float-adjustment factor to each security; and (iii) calculating the free float-adjusted market capitalization of each security.
Under MSCI's free float-adjustment methodology, a constituent's inclusion factor is equal to its estimated free float, rounded up to the closest 5% for constituents with free float equal to or exceeding 15%. For example, a constituent security with a free float of 23.2% will be included in the index at 25% of its market capitalization. For securities with a free float of less than 15%, the estimated free float is adjusted to the nearest 1%.
Price and Exchange Rates
Prices. The prices used to calculate all MSCI indexes are the official exchange closing prices or those figures accepted as such. MSCI reserves the right to use an alternative pricing source on any given day.
Exchange Rates. MSCI uses the World Markets/Reuters Closing Spot Rates taken at 4:00 p.m. London time. In case World Markets/Reuters does not provide rates for specific markets on given days (for example, Christmas Day and New Year's Day), the previous business day's rates are normally used. MSCI independently monitors the exchange rates on all its indexes. MSCI may under exceptional circumstances elect to use alternative sources of exchange rates if the World Markets/Reuters rates are not available, or if MSCI determines that the World Markets/Reuters rates are not reflective of market circumstances for a given currency on a particular day. In such circumstances, an announcement would be sent to clients with the related information. If appropriate, MSCI may conduct a consultation with the investment community to gather feedback on the most relevant exchange rate.
Changes to the Indexes. The MSCI GIMI are maintained with the objective of reflecting, on a timely basis, the evolution of the underlying equity markets. In maintaining the MSCI indexes, emphasis is also placed on continuity, replicability and minimizing turnover in the indexes. Maintaining the MSCI indexes involves many aspects, including: (i) additions to, and deletions from, the indexes; (ii) changes in number of shares; and (iii) changes in inclusion factors as a result of updated free float estimates.
Index maintenance can be described by three broad categories of changes:
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Semi-Annual Index Reviews (“SAIRs”), conducted on a fixed semi-annual timetable that systematically reassess the various dimensions of the equity universe for all markets;
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Quarterly Index Reviews (“QIRs”), aimed at promptly reflecting other significant market events; and
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Ongoing event-related changes, such as mergers, acquisitions, spin-offs, bankruptcies, reorganizations and other similar corporate events, which generally are implemented in the indexes as they occur.
Potential changes in the status of countries (stand-alone, frontier, emerging and developed) follow their own implementation time tables. In addition, reviews of company involvement in ESG controversies, when applicable, may differ by index and severity of the ESG controversy as determined by MSCI.
MSCI conducts SAIRs generally as of the close of the last business day of May and November. During the SAIRs, MSCI updates the investable equity universe and reassesses size segmentation investability requirements. MSCI also conducts QIRs generally as of the close of the last business day of February and August. During the QIRs, MSCI reflects changes in the index that were not captured at the time of their actual occurrence, but are significant enough to be included before the next SAIR. The results of the SAIR and QIR are generally announced at least ten business days in advance of implementation.
Creation of Sector and Industry Indexes using the Global Industry Classification Standard (GICS®)
All securities in the Global Investable Equity Universe are assigned to the industry that best describes their business activities using the GICS. The GICS consists of sectors, industry groups, industries and sub-industries. Under the GICS, each company is assigned to one unique sub-industry according to its principal business activity (generally defined as the business activity that generates 60% or more of the company’s revenues). Narrower indexes may be derived based on industry classification, and may contain securities belonging to specific sectors, industry groups, industries, sub-industries or a combination thereof.
MSCI 25/50 Indexes
Each of the MSCI 25/50 Indexes (the “25/50 Indexes”) is a sub-index of either an MSCI Global Standard Index or an MSCI GIMI. Their construction reflects the diversification requirements applicable to RICs pursuant to Subchapter M of the Internal Revenue Code. MSCI uses the concept of “group entities” for the concentration limits of the capping methodologies in the 25/50 Indexes. A group entity is a group of companies that operate as an affiliated corporate group but may separately issue listed securities. To determine “group entities,” MSCI analyzes financial accounts of listed companies holding stakes of 20% or more in other listed companies to determine whether these stakes are controlling in nature. In certain cases, even in the absence of consolidated accounts, MSCI may also consider two companies as belonging to the same group entity where there is reasonable evidence of control based on other information. The 25/50 Indexes are free float-adjusted market capitalization-weighted indexes with a capping methodology applied to group entity weights so that no single group entity exceeds 25% of index weight, and all group entities with a weight above 5% do not cumulatively exceed 50% of the index weight. A buffer of 10% of the value of each of these caps is used in order to reduce the risk of noncompliance due to short term market movements between rebalances. As a result, at the point of constructing or rebalancing the 25/50 Indexes, the weight of any single group entity cannot exceed 22.5% of the index weight and all group entities with weight above 4.5% cannot exceed 45% of the index weight. A software application called the Barra Optimizer is utilized to calculate the capped index weights through an optimization function which is aimed at minimizing index turnover, tracking error and extreme deviation from the uncapped index.
MSCI EAFE Growth Index
Number of Components: approximately 361
Index Description. The MSCI EAFE Growth Index is an MSCI Global Standard Index. The Underlying Index is a subset of the MSCI EAFE Index and constituents of the Underlying Index include securities from Europe, Australasia and the Far East. The Underlying Index generally represents approximately 50% of the free float-adjusted market capitalization of the MSCI EAFE Index and consists of those securities classified by MSCI as most representing the growth style. Securities classified in this style generally tend to have higher growth characteristics (i.e., higher long-term forward earnings-per-share (“EPS”) growth rate, short-term forward EPS growth rate, current internal growth rate and long-term historical EPS growth trend and long-term historical sales per share growth trend). MSCI uses a specialized framework to attribute both growth and value style characteristics to each security within the MSCI EAFE Index. Each security is evaluated based on certain value factors and growth factors, which are then used to calculate a growth score and value score. Based upon these two scores, MSCI determines the extent to which each security is assigned to the growth or value style. It is possible for a single security to
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have representation in both the growth and value style indexes, however, no more than 100% of a security’s float-adjusted market capitalization will be included within the combined style framework.
Calculation Methodology. The Fund utilizes the Underlying Index calculated with net dividends reinvested. MSCI uses the index constituent companies’ country of incorporation to determine the relevant dividend withholding tax rates in calculating the net dividends. The regular cash dividend is reinvested after deduction of withholding tax by applying the maximum rate of the company’s country of incorporation applicable to institutional investors. Net dividends means dividends after taxes withheld at the rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Such withholding rates may differ from those applicable to U.S. residents.
MSCI EAFE Index
Number of Components: approximately 695
Index Description. The MSCI EAFE Index is an MSCI Global Standard Index. The Underlying Index is commonly used as a measure of international stock performance. Constituents of the Underlying Index include securities from Europe, Australasia and the Far East.
Calculation Methodology. The Fund utilizes the Underlying Index calculated with net dividends reinvested. MSCI uses the index constituent companies’ country of incorporation to determine the relevant dividend withholding tax rates in calculating the net dividends. The regular cash dividend is reinvested after deduction of withholding tax by applying the maximum rate of the company’s country of incorporation applicable to institutional investors. Net dividends means dividends after taxes withheld at the rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Such withholding rates may differ from those applicable to U.S. residents.
MSCI EAFE Minimum Volatility (USD) Index
Number of Components: approximately 229
Index Description. The MSCI EAFE Minimum Volatility (USD) Index is an MSCI Global Standard Index. The Underlying Index measures the performance of international equity securities from Europe, Australasia, the Middle East and the Far East that, in the aggregate, have lower relative volatility. Each security included in the Underlying Index is a current constituent of the MSCI EAFE Index. The Underlying Index is reconstituted quarterly. At each reconstitution, one-way turnover is capped at 5%.
Calculation Methodology. The Fund utilizes the Underlying Index calculated with net dividends reinvested. MSCI uses the index constituent companies’ country of incorporation to determine the relevant dividend withholding tax rates in calculating the net dividends. The regular cash dividend is reinvested after deduction of withholding tax by applying the maximum rate of the company’s country of incorporation applicable to institutional investors. Net dividends means dividends after taxes withheld at the rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Such withholding rates may differ from those applicable to U.S. residents.
MSCI EAFE Small Cap Index
Number of Components: approximately 1,991
The MSCI EAFE Small Cap Index is an MSCI Global Small Cap Index. The Underlying Index represents the small-cap universe (i.e., listed securities with a market capitalization in the range of $81 million - $9 billion) of the MSCI EAFE IMI Index, and consists of the securities of those companies whose securities are included in the MSCI GIMI but not the MSCI Global Standard Index in a particular market.
Calculation Methodology. The Fund utilizes the Underlying Index calculated with net dividends reinvested. MSCI uses the index constituent companies’ country of incorporation to determine the relevant dividend withholding tax rates in calculating the net dividends. The regular cash dividend is reinvested after deduction of withholding tax by applying the maximum rate of the company’s country of incorporation applicable to institutional investors. Net dividends means dividends after taxes withheld at the rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Such withholding rates may differ from those applicable to U.S. residents.
MSCI EAFE Value Index
Number of Components: approximately 425
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Index Description. The MSCI EAFE Value Index is an MSCI Global Standard Index. The Underlying Index is a subset of the MSCI EAFE Index and constituents of the Underlying Index include securities from Europe, Australasia and the Far East. The Underlying Index targets approximately 50% coverage of the free float-adjusted market capitalization of the MSCI EAFE Index and consists of those securities classified by MSCI as most representing the value style. Securities classified in this style generally tend to have higher value characteristics (i.e., higher book value to price, 12-month forward earnings to price and dividend yield). Each security is evaluated based on certain value factors and growth factors, which are then used to calculate a growth score and value score. Based upon these two scores, MSCI determines the extent to which each security is assigned to the value or growth style. It is possible for a single security to have representation in both the value and growth style indexes; however, no more than 100% of a security’s float-adjusted market capitalization will be included within the combined style framework.
Calculation Methodology. The Fund utilizes the Underlying Index calculated with net dividends reinvested. MSCI uses the index constituent companies’ country of incorporation to determine the relevant dividend withholding tax rates in calculating the net dividends. The regular cash dividend is reinvested after deduction of withholding tax by applying the maximum rate of the company’s country of incorporation applicable to institutional investors. Net dividends means dividends after taxes withheld at the rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Such withholding rates may differ from those applicable to U.S. residents.
MSCI Europe Financials Index
Number of Components: approximately 84
Index Description. The MSCI Europe Financials Index is an MSCI Global Standard Index. The Underlying Index is a free float-adjusted market capitalization-weighted index designed to measure the combined equity market performance of the financials sector of developed market countries in Europe.
Calculation Methodology. The Fund utilizes the Underlying Index calculated with net dividends reinvested. MSCI uses the index constituent companies’ country of incorporation to determine the relevant dividend withholding tax rates in calculating the net dividends. The regular cash dividend is reinvested after deduction of withholding tax by applying the maximum rate of the company’s country of incorporation applicable to institutional investors. Net dividends means dividends after taxes withheld at the rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Such withholding rates may differ from those applicable to U.S. residents.
MSCI Europe Small Cap Index
Number of Components: approximately 826
Index Description. The MSCI Europe Small Cap Index is an MSCI Global Small Cap Index. The Underlying Index is a free float-adjusted, market capitalization-weighted index that captures small-cap representation across the 15 developed market countries in Europe. The Index covers approximately 14% of the free float-adjusted market capitalization in the European equity universe. As of July 31, 2025, the Index consisted of securities from the following countries or regions: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the U.K.
Calculation Methodology. The Fund utilizes the Underlying Index calculated with net dividends reinvested. MSCI uses the index constituent companies’ country of incorporation to determine the relevant dividend withholding tax rates in calculating the net dividends. The regular cash dividend is reinvested after deduction of withholding tax by applying the maximum rate of the company’s country of incorporation applicable to institutional investors. Net dividends means dividends after taxes withheld at the rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Such withholding rates may differ from those applicable to U.S. residents.
MSCI USA Enhanced Value Index
Number of Components: approximately 149
Index Description. The MSCI USA Enhanced Value Index is an MSCI Global Standard Index. The Underlying Index is based on a traditional market capitalization-weighted parent index, the MSCI USA Index, which includes U.S. large- and mid- capitalization stocks. The Underlying Index is designed to measure the performance of securities in the parent index that exhibit higher value characteristics relative to their peers within the corresponding Global Industry Classification Standard
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(GICS®) sector. To construct the Underlying Index, the index provider determines the value weighting of each security in the parent index using three variables: price-to-book value, price-to-forward earnings and enterprise value-to-cash flow from operations. MSCI uses an algorithm to determine the number of components in the Underlying Index based on the number of constituents in the Parent Index. The number of components is evaluated semi-annually. MSCI assigns weights by multiplying a component's value score by its market capitalization. Weights in the Underlying Index are next normalized so that sectors in the Underlying Index represent the same weight as in the parent index.
Calculation Methodology. The Fund utilizes the Underlying Index calculated with gross dividends reinvested. The use of gross dividends reflects the assumed reinvestment of the entire dividend distributed to holders of the underlying stock, without any adjustment for taxes or withholding.
MSCI USA Low Size Index
Number of Components: approximately 544
Index Description. The MSCI USA Low Size Index is an MSCI Global Standard Index. As of July 31, 2025, the MSCI USA Low Size Index is based on a traditional market capitalization-weighted parent index, the MSCI USA Index, which includes U.S. large- and mid-capitalization stocks. The Underlying Index is constructed by applying a mathematical formula at each rebalancing that reweights the components of its market capitalization-weighted Parent Index, such that the representation of smaller capitalization companies is increased relative to larger capitalization companies. In addition, at each rebalancing, the Index Provider calculates a “constraint factor” for each component. The constraint factor is the ratio of the component’s weight in the Underlying Index to that component’s weight in the Parent Index. The constraint factor is held constant between each rebalancing, except in the case of corporate events (as defined by the Index Provider). Changes in the relative weight of an individual component in the Parent Index due to market appreciation/depreciation result in that component increasing/decreasing in weight in the Underlying Index to hold the constraint factor for that component constant between each rebalancing. The Underlying Index is rebalanced semiannually in May and November.
Calculation Methodology. The Fund utilizes the Underlying Index calculated with gross dividends reinvested. The use of gross dividends reflects the assumed reinvestment of the entire dividend distributed to holders of the underlying stock, without any adjustment for taxes or withholding.
MSCI USA Minimum Volatility Extended ESG Reduced Carbon Target Index
Number of Components: approximately 152
Index Description. The MSCI USA Minimum Volatility Extended ESG Reduced Carbon Target Index is designed to maximize its exposure to favorable environmental, social, and governance (“ESG”) characteristics (as defined by the Index Provider) while reflecting the performance of a minimum volatility strategy, as well as reducing carbon exposure and improving weighted-average, industry-adjusted ESG scores relative to the MSCI USA Index.
Index Methodology. The Index Provider begins with the MSCI USA Index and excludes securities of issuers that it identifies as being involved in any of the business activities summarized below:
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Companies that meet the Index Provider's determination of “tobacco involvement,” including companies classified as a producer or licensor, companies that own or are owned by a tobacco company, and companies that earn 15% or more of their revenue from tobacco products.
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Companies with any tie to controversial weapons (as defined by the Index Provider).
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Companies classified as a producer of civilian firearms (as defined by the Index Provider) as well as companies classified as retailers of civilian firearms if such retailers earn 5% or more, or more than $20 million, in revenue from civilian firearms-related products.
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Companies that derive 5% or more in revenue from the mining or sales to external parties of thermal coal (excluding metallurgical coal) or from thermal coal-based power generation (as defined by the Index Provider).
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Companies that own oil sands reserves and derive more than 5% in revenue from oil sands extraction.
The Index Provider also excludes companies involved in very severe business controversies, defined as an instance or ongoing situation in which company operations and/or products allegedly have a negative ESG impact, including alleged violations of laws, regulations, or accepted international norms (e.g., human rights violations or toxic emissions and waste). In each case, severe business controversies are determined by the Index Provider based on an MSCI ESG Controversy Score.
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The Index Provider also excludes companies that are not assessed by the Index Provider to determine their involvement in severe business controversies or their management of ESG risks and opportunities (“ESG Score,” in each case determined by the Index Provider). For ESG scoring, the Index Provider identifies, for each industry, key ESG issues that may generate unanticipated costs for a given company or industry (as determined by the Index Provider). The Index Provider has identified 35 key ESG issues across the following 10 themes: climate change, natural capital, pollution and waste, environmental opportunities, human capital, product liability, stakeholder opposition, social opportunities, corporate governance and corporate behavior. The Index Provider then calculates the size of each company’s exposure to each key issue based on the company’s business segment and geographic risk and analyzes the extent to which the company has developed robust strategies and programs to manage ESG risks and opportunities. Using a sector-specific weighting model, companies are rated and ranked in comparison to their industry peers. A higher rating indicates that a company exhibits more favorable ESG characteristics and greater resilience to long-term, material ESG risks specific to that industry.
The Index Provider then follows a quantitative process that is designed to determine the carbon exposure of a security in terms of its greenhouse gas emissions and its potential carbon emissions from fossil fuel reserves, such that the Index Provider can determine the level of climate-related risk exposure and management assessment of those companies. Greenhouse gas emissions data is collected by the Index Provider and includes company-specific direct (Scope 1) and indirect (Scope 2) greenhouse gas (“GHG”) emissions data from company public documents and/or the Carbon Disclosure Project. If a company does not report GHG emissions, then the Index Provider uses a proprietary methodology to estimate Scope 1 and Scope 2 GHG emissions. To determine a security’s potential carbon emissions from fossil fuel reserves, the Index Provider collects fossil fuel reserves data where relevant for companies that have reserves, typically in the oil and gas, coal mining and electric utilities industries. While fossil fuel reserves can be used for several applications, including energy or industrial (e.g., coking coal used for steel production), for the Underlying Index, only fossil fuel reserves used for energy are taken into account. Sources include company publications, other public records and third-party data providers.
The Index Provider further refines the Underlying Index through an optimization process that aims to achieve (1) the lowest volatility in light of certain replicability and investability constraints as defined by the Index Provider; (2) at least a 20% improvement in its weighted-average, industry-adjusted ESG score relative to the MSCI USA Index; and (3) a reduction in carbon exposure as represented by at least a 30% reduction in carbon emissions relative to the overall size of a company and in potential carbon emissions from fossil fuel reserves used for potential energy production per dollar of market capitalization relative to the MSCI USA Index. At each semi-annual index review, additional optimization constraints that aim to ensure replicability and investability are employed, including the following: (a) the weight of an index constituent will be restricted to the lower of 1.5% and 20 times the weight of the security in the MSCI USA Index; (b) the minimum weight of an index constituent will be 0.05%; (c) the sector weights of the Underlying Index will not deviate more than +/- 5% from the sector weights of the MSCI USA Index; (d) the one-way turnover of the Underlying Index is capped at 10% at each semi-annual index review. The Underlying Index is also optimized using Barra style factors, which aim to capture the systematic factors driving the risk and return of a security, including, but not limited to, size, momentum, leverage, profitability, dividend yield and investment quality. No constraint is applied on the exposure of the Underlying Index to the two Barra volatility style factors (as defined by the Index Provider), but exposure to the other 14 Barra style factors is restricted to +/-0.25 standard deviations relative to the MSCI USA Index.
Calculation Methodology. The Fund utilizes the Underlying Index calculated with gross dividends reinvested. The use of gross dividends reflects the assumed reinvestment of the entire dividend distributed to holders of the underlying stock, without any adjustment for taxes or withholding. The Underlying Index is reconstituted quarterly. At each reconstitution, one-way turnover is capped at 5%. A constituent that is removed from the MSCI USA Index will be removed simultaneously from the Underlying Index, and its weight will be distributed pro rata among the remaining constituents. Additions to the MSCI USA Index will be considered for inclusion in the Underlying Index at the next review.
MSCI USA Minimum Volatility (USD) Index
Number of Components: approximately 176
Index Description. The MSCI USA Minimum Volatility (USD) Index is an MSCI Global Standard Index. The Underlying Index aims to reflect the performance characteristics of a minimum volatility strategy applied to the large- and mid-capitalization U.S. equity universe. The Underlying Index is calculated by optimizing the MSCI USA Index, its Parent Index, in USD for the lowest absolute risk (within a given set of constraints). Historically, the Underlying Index has shown lower beta and volatility characteristics relative to the MSCI USA Index. The Underlying Index is reconstituted quarterly. At each reconstitution, one-way turnover is capped at 5%.
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Calculation Methodology. The Fund utilizes the Underlying Index calculated with gross dividends reinvested. The use of gross dividends reflects the assumed reinvestment of the entire dividend distributed to holders of the underlying stock, without any adjustment for taxes or withholding.
MSCI USA Momentum SR Variant Index
Number of Components: approximately 125
Index Description. The MSCI USA Momentum SR Variant Index is an MSCI Global Standard Index. The Underlying Index consists of stocks exhibiting relatively higher momentum characteristics from the MSCI USA Index (the “Parent Index”), as determined by MSCI Inc. The MSCI USA Momentum SR Variant Index is a version of the MSCI USA Momentum Index, which rebalances quarterly and applies turnover caps at each rebalance.
A risk-adjusted price momentum, defined by MSCI as the excess return over the risk-free rate (i.e., the 3 Month Treasury Bill Rate) divided by the annualized standard deviation of weekly returns over the past 3 years, is calculated for each security in the Parent Index over 6- and 12- month time periods. The 6- and 12-month risk-adjusted price momentum calculations are then standardized at +/-3 standard deviations and translated into an average momentum score. The 125 securities with the highest positive momentum scores are predetermined for the Underlying Index at initial construction with an aim to attain a high exposure to the momentum factor while maintaining sufficient market capitalization and number of securities coverages. The weight of each Underlying Index constituent is determined based on the product of the security’s momentum score and its market capitalization weight in the Parent Index and further adjusted to, among others, mitigate the impact of stock-specific risk. Additionally, a capping methodology is applied so that each individual issuer is capped at 5% weight at reconstitution. The Index Provider also takes into account certain diversification rules. At reconstitution, if the aggregate weight of stocks representing more than 4.5% weight is greater than 22.5% of the Underlying Index weight, the Underlying Index is rebalanced such that the aggregate weight of stocks greater than 4.5% does not exceed 22.5% of the Underlying Index weight. Between constitution dates, if the aggregate weight of stocks representing more than 5% weight is greater than 25% of the Underlying Index weight, the Underlying Index is rebalanced such that the aggregate weight of stocks greater than 4.5% does not exceed 22.5% of the Underlying Index weight. The Underlying Index is reconstituted quarterly. To determine the constituent changes at each quarterly reconstitution, the Index Provider applies an iterative algorithm to cap the one-way turnover per reconstitution at 30%.
Calculation Methodology. The Fund utilizes the Underlying Index calculated with gross dividends reinvested. The use of gross dividends reflects the assumed reinvestment of the entire dividend distributed to holders of the underlying stock, without any adjustment for taxes or withholding.
MSCI USA Sector Neutral Quality Index
Number of Components: approximately 125
Index Description. The MSCI USA Sector Neutral Quality Index is an MSCI Global Standard Index. The Underlying Index is based on a traditional market capitalization-weighted parent index, the MSCI USA Index, which includes U.S. large- and mid-capitalization stocks. The Underlying Index seeks to measure the performance of securities in the parent index that exhibit higher quality characteristics relative to their peers within the corresponding Global Industry Classification Standard (GICS®) sector. To construct the Underlying Index, the quality score of each security in the parent index is determined based on three main fundamental variables: high return on equity, low earnings variability and low leverage. A fixed number of securities with the highest positive quality scores are predetermined for the Underlying Index at initial construction with an aim to attain a high exposure to the quality factor while maintaining sufficient index market capitalization and number of securities coverage. The weight of each Underlying Index constituent is determined based on the product of the security’s quality score and its market capitalization weight in the parent index and further adjusted to, among others, mitigate concentration risk. Weights in the Underlying Index are normalized so that sectors in the Underlying Index represent the same weight as in the Parent Index. Additionally, each individual issuer is capped at 5%.
Calculation Methodology. The Fund utilizes the Underlying Index calculated with gross dividends reinvested. The use of gross dividends reflects the assumed reinvestment of the entire dividend distributed to holders of the underlying stock, without any adjustment for taxes or withholding.
MSCI USA Small Cap Minimum Volatility (USD) Index
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Number of Components: approximately 304
Index Description. The MSCI USA Small Cap Minimum Volatility (USD) Index is an MSCI Global Small Cap Index. The Underlying Index aims to reflect the performance of small-capitalization U.S. equities that in the aggregate are expected to have lower volatility characteristics relative to the small-capitalization U.S. equity market. Each security included in the Underlying Index is a current constituent of the MSCI USA Small Cap Index, the parent index.
Index Methodology. The Underlying Index is designed to provide the lowest expected return variance using MSCI's multi-factor risk model, and then it is further refined by an optimization tool that seeks to optimize the parent index for the lowest absolute volatility with a certain set of constraints. These constraints help maintain Underlying Index replicability and investability and include Underlying Index turnover limits, for example, along with minimum and maximum constituent, sector and/or country weights relative to the parent index, and other factor constraints, as measured by MSCI, including those related to momentum, value, size, size non-linearity (i.e., the performance differential between mid-capitalization companies versus large- and small-capitalization companies), growth, liquidity and financial leverage The Underlying Index is reconstituted quarterly. At each reconstitution, one-way turnover is capped at 5%.
Calculation Methodology. The Fund utilizes the Underlying Index calculated with gross dividends reinvested. The use of gross dividends reflects the assumed reinvestment of the entire dividend distributed to holders of the underlying stock, without any adjustment for taxes or withholding.
MSCI World ex USA Enhanced Value Index
Number of Components: approximately 351
Index Description. The MSCI World ex USA Enhanced Value Index is an MSCI Global Standard Index. The investment results of the MSCI World ex USA Enhanced Value Index are based on a traditional market capitalization-weighted parent index, the MSCI World ex USA Index, which as of July 31, 2025 included large- and mid- capitalization stocks across the following 21 developed market countries or regions: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the U.K. The Underlying Index is designed to represent the performance of securities that exhibit higher value style characteristics relative to their peers within the corresponding Global Industry Classification Standard (GICS®) sector.
Index Methodology. The Underlying Index is designed to represent the performance of securities that exhibit relatively higher value characteristics within the parent index. The value score for each security is calculated by combining the scores of three valuation descriptors based on publicly reported financial data: price-to-book value, price-to-forward earnings and enterprise value-to-cash flow from operations. The Underlying Index is constructed with a fixed number of securities constituting a subset of the parent index based on their final value scores. The fixed number of securities is evaluated semi-annually. MSCI assigns weights by multiplying a component's final value score by its market capitalization. Weights in the Underlying Index are next normalized so that sectors in the Underlying Index represent the same weight as in the Parent Index. Coinciding with the SAIRs of the parent index, the Underlying Index is rebalanced on the last business day of May and November.
Calculation Methodology. The Fund utilizes the Underlying Index calculated with net dividends reinvested. MSCI uses the index constituent companies’ country of incorporation to determine the relevant dividend withholding tax rates in calculating the net dividends. The regular cash dividend is reinvested after deduction of withholding tax by applying the maximum rate of the company’s country of incorporation applicable to institutional investors. Net dividends means dividends after taxes withheld at the rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Such withholding rates may differ from those applicable to U.S. residents.
MSCI World ex USA Momentum Index
Number of Components: approximately 301
Index Description. The MSCI World ex USA Momentum Index is an MSCI Global Standard Index. The index consists of stocks exhibiting relatively higher momentum characteristics than the traditional market capitalization-weighted parent index, the MSCI World ex USA Index, which includes large- and mid-capitalization equity securities in developed market countries, excluding the U.S. It is designed to reflect the performance of an equity momentum strategy that emphasizes stocks with high price momentum, while maintaining reasonably high trading liquidity, investment capacity and moderate index turnover. As of July 31, 2025, the Underlying Index consisted of companies in the following 21 countries or regions:
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Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland and the U.K.
Index Methodology. The MSCI World ex USA Momentum Index holds a fixed number of securities that are chosen from constituents within the parent index. A risk-adjusted price momentum score, defined as the excess return over the risk-free rate divided by the annualized standard deviation of weekly returns over the past 3 years, is calculated for each security in the parent index over 6- and 12-month time periods. The 6- and 12- month risk-adjusted price momentum calculations are then standardized at +/-3 standard deviations and the standardized z-scores are translated into an average momentum score. A fixed number of securities with the highest positive momentum scores are predetermined for the Underlying Index at initial construction with an aim to attain a high exposure to the momentum factor while maintaining sufficient market capitalization and number of securities coverage.
The Underlying Index is reconstituted and rebalanced quarterly. At each reconstitution, MSCI uses an algorithm to determine the number of components in the Underlying Index based on the number of constituents in the Parent Index, momentum score and market capitalization coverage. The weight of each Underlying Index constituent is initially determined by multiplying the security’s momentum score by its market capitalization weight in the Parent Index, subject to a 5% cap on each issuer. A 50% turnover buffer is then applied to each constituent security that has a change in weight based on the previous reconstitution steps. With this buffer, each relevant security receives only half of its designated weight change. The buffer is not applied to deletions. After the buffer is applied, the constituents’ weights are normalized to 100%, subject to a 5% cap on each issuer.
Calculation Methodology. The Fund utilizes the Underlying Index calculated with net dividends reinvested. MSCI uses the index constituent companies’ country of incorporation to determine the relevant dividend withholding tax rates in calculating the net dividends. The regular cash dividend is reinvested after deduction of withholding tax by applying the maximum rate of the company’s country of incorporation applicable to institutional investors. Net dividends means dividends after taxes withheld at the rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Such withholding rates may differ from those applicable to U.S. residents.
MSCI World ex USA Sector Neutral Quality Index
Number of Components: approximately 301
Index Description. The MSCI World ex USA Sector Neutral Quality Index is an MSCI Global Standard Index. The Underlying Index is based on a traditional market capitalization-weighted parent index, the MSCI World ex USA Index, which includes large- and mid-capitalization equity securities in developed market countries, excluding the U.S. The Underlying Index seeks to capture the performance of quality stocks by identifying common stocks with high quality scores while maintaining reasonably high trading liquidity, investment capacity and moderate index turnover. As of July 31, 2025, the Underlying Index consisted of companies in the following 22 countries or regions: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the U.K.
Index Methodology. The MSCI World ex USA Sector Neutral Quality Index holds a fixed number of securities that are chosen from constituents within the parent index. The MSCI World ex USA Sector Neutral Quality Index aims to capture the performance of high quality stocks by identifying common stocks with high “quality scores” based on three variables:
Return on equity: Trailing 12-month earnings per share divided by the latest book value per share.
Earnings variability: Standard deviation of year-over-year earnings per share growth over last five fiscal years.
Debt-to-equity: Latest fiscal year total debt-to-book value.
The methodology calculates a “quality score” for each security in the parent index by averaging the z-scores of the three fundamental variables above. A sector relative quality score is then derived by standardizing the composite quality z-scores within each sector. The sector-relative quality scores are then standardized at +/- 3 standard deviations and the standardized z-scores are translated into an average quality score. A fixed number of securities with the highest positive quality scores are predetermined for the Underlying Index at initial construction with an aim to attain a high exposure to the quality factor while maintaining sufficient index market capitalization and number of securities coverage. The weight of each Underlying Index constituent is determined based on the product of the security’s quality score and its market capitalization weight in
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the parent index. Weights in the Underlying Index are next normalized so that sectors in the Underlying Index represent the same weight as in the Parent Index. Additionally, each individual issuer is capped at 5%. The Underlying Index is rebalanced semi-annually.
Calculation Methodology. The Fund utilizes the Underlying Index calculated with net dividends reinvested. MSCI uses the index constituent companies’ country of incorporation to determine the relevant dividend withholding tax rates in calculating the net dividends. The regular cash dividend is reinvested after deduction of withholding tax by applying the maximum rate of the company’s country of incorporation applicable to institutional investors. Net dividends means dividends after taxes withheld at the rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Such withholding rates may differ from those applicable to U.S. residents.
Additional Information. “MSCI,” MSCI EAFE® Index, MSCI EAFE® Growth Index, MSCI EAFE® Minimum Volatility Index, MSCI EAFE® Small Cap Index, MSCI EAFE® Value Index, MSCI Europe Financials Index, MSCI Europe Minimum Volatility (USD) Index, MSCI Europe Small Cap Index, MSCI Japan Minimum Volatility (USD) Index, MSCI USA Index, MSCI USA Low Size Index, MSCI USA Minimum Volatility Extended ESG Reduced Carbon Target Index, MSCI USA Minimum Volatility Index, MSCI USA Momentum SR Variant Index, MSCI USA Sectoral Neutral Quality Index, MSCI USA Enhanced Value Index, MSCI World ex USA Enhanced Value Index, MSCI World ex USA Low Size Index, MSCI World ex USA Momentum Index, and MSCI World ex USA Sector Neutral Quality Index are servicemarks of MSCI Inc. and have been licensed for use for certain purposes by BFA or its affiliates. The Funds are neither sponsored, endorsed, sold nor promoted by MSCI Inc., and MSCI Inc. makes no representation regarding the advisability of investing in any of the Funds.
ICE Data Indices®
Additional Information: ICE Data Indices, LLC is used with permission. ICE is a registered trademark of ICE Data Indices, LLC (“IDI”) or its affiliates. “NYSE” is a registered trademark of NYSE Group, Inc., an affiliate of IDI and is used by IDI with permission and under a license. “FactSet” is a registered trademark of FactSet Research Systems, Inc. These trademarks have been licensed for use, together with certain IDI indices, for certain purposes by BlackRock Fund Advisors and its affiliates.
NYSE® FactSet® U.S. Tech Breakthrough Index
Number of Components: approximately 168
Index Description. The NYSE® FactSet® U.S. Tech Breakthrough Index is provided by ICE Data Indices, LLC (“ICE Data”) and is designed to represent a broad universe of U.S. listed companies engaged in cutting edge research and development of products and services in the areas of robotics and artificial intelligence, cyber security, cloud and data tech, financial technology, and genomics and immunology. Constituents selected must belong to one of the five thematic segments and must meet the eligibility requirements of the segment the company is classified under as defined by FactSet Revere Business Industry Classification systems (“RBICS”).
Eligibility. The following rules are used for the initial constituent selection and ongoing reconstitution:
The starting universe are common stocks, American Depositary Receipts, or Global Depositary Receipts of companies that are primarily listed for trading and electronically quoted on a major stock market that is accessible by foreign investors in one of the following countries: Australia, Hungary, Poland, Austria, Iceland, Portugal, Belgium, India, Singapore, Brazil, Indonesia, South Africa, Canada, Ireland, Republic of Korea (South Korea), Chile, Israel, Spain, Colombia, Italy, Sweden, Czech Republic, Japan, Switzerland, Denmark, Malaysia, Taiwan, Egypt, Mexico, Thailand, Finland, Netherlands, Turkey, France, New Zealand, the U.K., Germany, Norway, U.S., Greece, Peru, Hong Kong and Philippines. Companies are selected that belong to one of the five following thematic segments: (i) Robotics and Artificial Intelligence, (ii) Cyber Security, (iii) Cloud and Data Tech, (iv) Financial Technology, and (v) Genomics and Immunology.
Robotics and Artificial Intelligence:
•
Companies must have a float-adjusted market capitalization of $500 million or greater, and a three-month Average Daily Trading Value (“ADTV”) of $2 million or greater on the Reference Date. “Reference Date” means the date on which data is used to reconstitute the Underlying Index, which is as of the close of business on the first Friday in December, and the date on which data is used to rebalance the Underlying Index, which is as of the close of business on the first Friday in June and December.
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•
Companies must also (1) be classified as deriving 50% or more revenues from one of 22 RBICS Focus Level 6 industries related to Robotics and Artificial Intelligence, or (2) have a 20% or more market share or generate $1 billion or more in absolute annual revenues from one of the 22 RBICS Level 6 industry classifications.
The 22 RBICS Level 6 industries discussed above are: Business Intelligence Software, Communication and Collaboration Content Sites, Diversified Customer Relationship Software, Media Download and Streaming Digital Content Sites, Mobile Platform Applications Software, Other Hosting Services, Other Programmable Logic and ASIC Semiconductors, Programmable Logic Device Semiconductors, Video Multimedia Semiconductors, Web Navigation Sites and Software, Web Search Sites and Software, 3D Modeling/Rapid Prototyping Automation Providers, Computer Aided Design (CAD) Software, Household Robots, Industrial Robots and Robotic Assembly Line Makers, Machine Vision and Quality Control Manufacturing, Microprocessor (MPU) Semiconductors, Motion Control and Precision Motors Manufacturing, Other Communications Semiconductors, Other Processor Semiconductors, Smart Phone Manufacturing and Surgical Robotic Systems.
Cyber Security:
•
Companies must have a float-adjusted market capitalization of $300 million or greater, and a three-month ADTV of $2 million or greater on the Reference Date.
•
Companies must also be classified as deriving 50% or more revenues from one of 12 RBICS Focus Level 6 industries related to Cyber Security, with additional screens applied to companies classified to “Multi-Type Home and Office Software.”
The 12 RBICS Level 6 industries discussed above are: Customer Premises Network Security Equipment, General Carrier Edge (Access) Equipment, Carrier Edge Network Management Equipment, Wireline Equipment, Network Security Access Policy Software, Network Security Software, Enterprise Security Management Software, Other Network Software, Government IT Services, Aerospace and Defense IT Services, Security and Management Consulting and Multi-Type Home and Office Software.
Cloud and Data Tech:
•
Companies must have a float-adjusted market capitalization of $300 million or greater, and a three-month ADTV of $2 million or greater on the Reference Date.
•
Companies must also be classified as deriving 50% or more revenues from one of 20 RBICS Focus Level 6 industries related to Cloud and Data Tech, with additional screens applied to companies classified to 4 RBICS Focus Level 6 industries: “Industrial and Warehouse Equity REITs”, “Multi-Type Equity REITs”, “General and Mixed-Type Software” or “General Information Technology (IT) Consulting.”
The 20 RBICS Level 6 industries discussed above are: Business Intelligence Software, Data Storage Drives and Peripherals, Data Storage Infrastructure Software, Disk Storage Systems, Diversified Customer Relationship Software, Diversified IT Infrastructure Software, General Enterprise Management Software, General and Mixed Type Software, General Information Technology (IT) Consulting, Internet Department Stores, Managed Hosting Services, Multi-Type Business and Personal Systems, Other Hosting Services, Other Network Software, Software Development Software, Web Navigation Sites and Software, Web Search Sites and Software, Colocation and Data Center Services, Industrial and Warehouse Equity REITs, and Multi-Type Equity REITs.
Financial Technology:
•
Companies must have a float-adjusted market capitalization of $300 million or greater, and a three-month ADTV of $2 million or greater on the Reference Date.
•
Companies must also be classified as deriving 50% or more revenues from one of 17 RBICS Focus Level 6 industries related to Financial Technology.
The 17 RBICS Level 6 industries discussed above are: Alternative Exchanges and ECNs, Blockchain Technology, Commercial Bank and Credit Union Software, Cryptocurrency Trading and Exchanges, Electronic Payment Processing, Financial and Compliance ERP Software, General Consumer Finance Services, Insurance Software, Investment Management/Brokerage Software, Market Makers and Specialists, Mixed Electronic Transaction Processing, Other Finance Industry Software, Payment Processing Software, Personal Loans, Point-of-Sale (POS) Terminal Manufacturing, Retail Industry Software, and Trading Software.
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Genomics and Immunology:
•
Companies must have a float-adjusted market capitalization of $300 million or greater, and a three-month ADTV of $2 million or greater on the Reference Date.
•
Companies must also be classified as deriving 50% or more revenues from one of 60 RBICS Focus Level 6 industries related to Genomics and Immunology.
•
A Genomics and Immuno Biopharmaceutical Composite Relationship Keyword score is then calculated by FactSet for each selected company based on the number of relationships mentioning keywords related to Genomics and Immuno Biopharmaceutical products and technologies. Companies are ranked in descending order and the top 50 ranked companies are selected for the Genomics and Immunology theme.
The 60 RBICS Level 6 industries discussed above are: Active and Intermediate Chemicals OEMs, Analytical and Bioanalytical Services, Autoimmune Disorders Biopharmaceuticals, Bacterial Vaccines, Bioanalytical Consumables, Biological Specimen Storage, Biologics OEMs, Breast Cancer Biopharmaceuticals, Broad Spectrum Antibacterial Agents, Cardiovascular System Biopharmaceuticals, Clinical and Preclinical Limited Service CROs, Clinical Limited Service CROs, Dermatology Biopharmaceuticals, Diversified Bioanalytical Instruments, Diversified Biopharmaceuticals, Diversified Contract Manufacturing Organizations, Diversified Contract Research Organizations, Diversified Development and Manufacturing Services, Drug Delivery Technology Development, Drug Development Software, Drug Lead Discovery, Validation and Optimization, Drug Target Discovery and Validation, Full Service CROs, General Clinical Diagnostics Devices, General Infectious Diseases Biopharmaceuticals, Genetic Molecular Diagnostic Test Kits, Heart Disorders Biopharmaceuticals, Hematological Oncology Biopharmaceuticals, Hematology Biopharmaceuticals, Home Testing Clinical Diagnostics Devices, Immune Deficiency Disorders Biopharmaceuticals, Immunoassays Clinical Diagnostics Devices, Intermediary Metabolism Biopharmaceuticals, Liver Disorders Biopharmaceuticals, Lower Respiratory Biopharmaceuticals, Multi-Type Diagnostic Patient Care, Multi-Type Drug Discovery Services, Musculoskeletal System Biopharmaceuticals, Narrow Spectrum Antibacterial Agents, Neurology Biopharmaceuticals, Ophthalmology Biopharmaceuticals, Other Bacterial Infections Biopharmaceuticals, Other Biopharmaceutical OEMs, Other Chemistry Clinical Diagnostics Devices, Other Drug Delivery Devices, Other Endocrinology/Metabolism Biopharmaceuticals, Other Immunology Biopharmaceuticals, Other Oncology Biopharmaceuticals, Other Respiratory System Biopharmaceuticals, Point of Care Testing Kits, Preclinical Limited Service CROs, Scientific Analytical Instruments, Specialized Clinical Laboratories, Surgical Biopharmaceuticals, Transplantation Biopharmaceuticals, Type 1 Diabetes Biopharmaceuticals, Type 2 Diabetes Biopharmaceuticals, Urology Biopharmaceuticals, Vascular Disorders Biopharmaceuticals, and Viral Biopharmaceuticals.
U.S. Securities Screen:
All eligible securities that have been assigned to one of the five aforementioned themes must also be primarily listed in one of the four U.S. exchanges: NYSE, NYSE American, Nasdaq or Cboe BZX. All eligible issuers must also be incorporated in the U.S. Finally, all remaining securities must also have a minimum float-adjusted market capitalization of $500 million or greater, and a three-month ADTV of $2 million or greater on the Reference Date.
Weighting Methodology:
The Underlying Index is weighted according to the component stocks’ float-adjusted market capitalization by dividing their individual float-adjusted market capitalization by the total float-adjusted market capitalization of all constituents, with individual security weights capped at 4% and individual thematic segment weights maintained at a minimum of 10%. The Underlying Index is reviewed and reconstituted annually in December. Constituent weights of the Underlying Index are rebalanced semiannually. The Underlying Index may include large-, mid- or small-capitalization companies. In addition, certain companies included in the Underlying Index may also operate in business lines other than the theme to which they are assigned that also generate revenue in other industries.
The STOXX Indexes
STOXX Total Market Indexes
Each of the STOXX Total Market Indexes is a subset of the STOXX Global Total Market index (the “Global TMI”), which represents 95 percent of the free float market capitalization worldwide, with a variable number of components. The STOXX global equity universe includes all common stocks and equities with similar characteristics from financial markets that
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provide real-time and historical component and currency pricing. The Global TMI is the fraction of the STOXX investable universe listed on eligible stock exchanges. The STOXX Country Total Market indexes form the basis for all regional STOXX Total Market indexes (each, a “Regional TMI”). Each STOXX Country Total Market index aims to represent a broad market and covers at least 95 percent of the free float market capitalization of the respective country’s investable universe. Each of the STOXX Total Market Indexes is derived from its respective Regional TMI(s).
STOXX World Equity Indexes
The STOXX World Equity Indexes includes a number of regional, country and sector equity indexes which are modular components of the STOXX World AC All Cap Index (AC stands for All Countries). The STOXX World AC All Cap Index aims to provide a broad universe that includes all investable stocks, ADR’s and GDR’s from all developed and emerging markets in the world. Large Cap, Mid Cap and Small Cap Indexes provide coverage of approximately the top 70 percent, 85 percent and 95 percent of each respective countries’ free float-adjusted market capitalization. The universe for all countries besides China, is the combination of the respective STOXX Country Total Market Index, the respective country’s constituents in the STOXX GCC Total Market Index (a Regional TMI that aims to represent the Gulf Cooperation Council countries market, which consists of Bahrain, Kuwait, Oman, Qatar, Saudi Arabia and the United Arab Emirates) and the respective country’s constituents of the STOXX World DR Index (a free-float market capitalization-weighted index of depositary receipts whose universe includes ADRs and GDRs that are traded on the New York Stock Exchange, NASDAQ, or the London Stock Exchange). For China the universe is the aggregate of the STOXX China Total Market Index, the STOXX China A Total Market Index, the STOXX China P-Chip Total Market Index, and the China constituents in the STOXX Global DR Index.
STOXX International Equity Factor Index
Number of Components: approximately 457
Index Description. The STOXX International Equity Factor Index is a rules-based equity index provided by STOXX Ltd. The Underlying Index is a subset of the STOXX Global 1800 ex-USA (the “Parent Index”). The Parent Index is a subset of the STOXX Global 1800, which is a fixed component index that measures the performance of the largest developed market stocks and is an aggregation of these indices: STOXX North America 600, STOXX Asia/Pacific 600 and STOXX Europe 600. The Parent Index is a free float market capitalization-weighted index that measures the performance of the largest companies of the developed equity market excluding the U.S., as defined by STOXX. Free float market capitalization is calculated by multiplying the total market capitalization of a security by a free float factor, as determined by the Index Provider, to reflect the market capitalization of the number of shares available in the market (rather than that of the total number of shares outstanding).
The Underlying Index is composed of large- and mid-capitalization equity securities from the Parent Index that are selected and weighted using an optimization process designed to maximize exposure to five target factors: momentum, quality, value, low volatility and size. The Underlying Index also seeks to mitigate exposure to unintended systematic exposures, limit turnover and maintain a level of risk similar to that of the Parent Index.
Index Methodology. The momentum score is calculated from the following signals: price momentum, earnings momentum and earnings announcement drift (i.e., the difference between a stock’s performance on and immediately following an earnings announcement date).
The quality score is calculated from the following signals: gross profitability, share dilution, accruals, changes in net operating assets, carbon emissions intensity and greenhouse gas (“GHG”) reduction targets. Carbon emissions intensity is based on the issuer’s Scope 1 and Scope 2 GHG emissions (i.e., direct emissions from sources that an issuer owns or controls and indirect emissions from the issuer’s purchase of energy) relative to peers in its Industry Classification Benchmark (“ICB”) Supersector, as reported by Institutional Shareholder Services (“ISS”). The GHG targets signal is based on the robustness of an issuer's GHG reduction targets, including whether they are part of the Science Based Targets initiative (“SBTi”) framework; this is assessed by ISS based on its own ESG ratings data and SBTi data.
The value score is calculated from the following signals: current book value-to-price ratio, dividend yield (i.e., 12-month trailing dividend divided by total market capitalization), earnings yield (i.e., 12-month net income divided by total market capitalization), cash flow yield (i.e., 12-month cash flow divided by total market capitalization) and time series normalized cash flow yield over the previous 36 months. The low volatility score is based on prior 12-month volatility, as calculated by the Index Provider. The size score seeks to measure an issuer’s market capitalization relative to other companies in the Parent Index.
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The Index Provider derives a composite score based on a combination of the five factors at the following weights: momentum, 27%; quality, 36%; value, 27%; low volatility, 5%; and size, 5%. The composite score is an input to the optimization process through which the Index Provider selects securities from the Parent Index and assigns weights.
The optimization process seeks to maximize the overall exposure to the five factors while applying certain constraints, which include the following:
•
A constituent’s minimum weight is the greater of 0% and its weight in the Parent Index minus 2%.
•
A constituent’s maximum weight is the lesser of its weight in the Parent Index plus 2% and 20 times its Parent Index weight.
•
The maximum weight for a single issuer is 10% of the Underlying Index.
•
The sum of issuer weights that are individually greater than 4.5% must be less than 22.5% of the Underlying Index.
•
The maximum exposure to each ICB Industry (Level 1) (as defined by the Index Provider) must be within 2% of the exposure in the Parent Index.
•
The exposure to a particular country must be within 5% of the exposure in the Parent Index.
•
The maximum one-way turnover at each quarterly rebalance is 5%.
•
The maximum ex ante tracking error relative to the Parent Index is 1%.
•
Constraints are also applied for the minimum and maximum exposures to the five factors relative to the Parent Index.
The Underlying Index is reviewed and rebalanced each March, June, September and December.
STOXX International Small-Cap Equity Factor Index
Number of Components: approximately 1,092
Index Description. The STOXX International Small-Cap Equity Factor Index (the “Underlying Index”) is a subset of the STOXX International Developed Markets Small Cap Index (the “Parent Index”), which is a free float market capitalization-weighted index designed to measure the performance of small-capitalization companies from developed market countries excluding the U.S. Small-capitalization companies, as calculated by the Index Provider, represent approximately the bottom 15% of the investable market capitalization of each developed market country included in the Parent Index, as defined by STOXX. Free float market capitalization is calculated by multiplying the total market capitalization of a security by a free float factor, as determined by the Index Provider, to reflect the market capitalization of the number of shares available in the market (rather than that of the total number of shares outstanding). The Underlying Index is composed of small-capitalization equity securities from the Parent Index that are selected and weighted using an optimization process designed to maximize exposure to four target factors: momentum, quality, value, and low volatility. The Underlying Index also seeks to mitigate exposure to unintended systematic exposures, limit turnover and maintain a level of risk similar to that of the Parent Index.
Index Methodology. The momentum score is calculated from the following signals: price momentum, earnings momentum and earnings announcement drift (i.e., the difference between a stock’s performance on and immediately following an earnings announcement date).
The quality score is calculated from the following signals: gross profitability, share dilution, accruals, changes in net operating assets, carbon emissions intensity and greenhouse gas (“GHG”) reduction targets. Carbon emissions intensity is based on the issuer’s Scope 1 and Scope 2 GHG emissions (i.e., direct emissions from sources that an issuer owns or controls and indirect emissions from the issuer’s purchase of energy) relative to peers in its Industry Classification Benchmark (“ICB”) Supersector, as reported by Institutional Shareholder Services (“ISS”). The GHG targets signal is based on the robustness of an issuer’s GHG reduction targets, including whether they are part of the Science Based Targets initiative (“SBTi”) framework; this is assessed by ISS based on its own ESG ratings data and SBTi data.
The value score is calculated from the following signals: current book value-to-price ratio, dividend yield (i.e., 12-month trailing dividend divided by total market capitalization), earnings yield (i.e., 12-month net income divided by total market capitalization), cash flow yield (i.e., 12-month cash flow divided by total market capitalization) and time series normalized cash flow yield over the previous 36 months.
The low volatility score is based on prior 12-month volatility, as calculated by the Index Provider.
51

The Index Provider derives a composite score based on a combination of the four factors at the following weights: momentum, 30%; quality, 35%; value, 30%; and low volatility, 5%. The composite score is an input to the optimization process through which the Index Provider selects securities from the Parent Index and assigns weights.
The optimization process seeks to maximize the overall exposure to the four factors while applying certain constraints, which include the following:
•
A constituent’s minimum weight is the greater of 0% and its weight in the Parent Index minus 2%.
•
A constituent’s maximum weight is the lesser of its weight in the Parent Index plus 2% and 20 times its Parent Index weight.
•
The maximum weight for a single issuer is 10% of the Underlying Index.
•
The sum of issuer weights that are individually greater than 4.5% must be less than 22.5% of the Underlying Index.
•
The maximum exposure to each ICB Industry (Level 1) (as defined by the Index Provider) must be within 2% of the exposure in the Parent Index.
•
The exposure to a particular country must be within 5% of the exposure in the Parent Index.
•
The maximum one-way turnover at each quarterly rebalance is 5%.
•
The maximum ex ante tracking error relative to the Parent Index is 1%.
•
Constraints are also applied for the minimum and maximum exposures to the four factors relative to the Parent Index.
•
A constituent’s maximum weight is also subject to liquidity constraints.
The Underlying Index is reviewed and rebalanced each March, June, September and December.
STOXX U.S. Equity Factor Index
Number of Components: approximately 285
Index Description. The STOXX U.S. Equity Factor Index is a rules-based equity index provided by STOXX Ltd. The Underlying Index is a subset of the STOXX USA 900 index (the “Parent Index”), which is a free float market capitalization-weighted index that measures the performance of the largest 900 companies of the U.S. equity market, as defined by STOXX. Free float market capitalization is calculated by multiplying the total market capitalization of a security by a free float factor, as determined by the Index Provider, to reflect the market capitalization of the number of shares available in the market (rather than that of the total number of shares outstanding). The Underlying Index is composed of large- and mid-capitalization equity securities from the Parent Index that are selected and weighted using an optimization process designed to maximize exposure to five target factors: momentum, quality, value, low volatility and size. The Underlying Index also seeks to mitigate exposure to unintended systematic exposures, limit turnover and maintain a level of risk similar to that of the Parent Index.
Index Methodology. The momentum score is calculated from the following signals: price momentum, earnings momentum and earnings announcement drift (i.e., the difference between a stock’s performance on and immediately following an earnings announcement date).
The quality score is calculated from the following signals: gross profitability, share dilution, accruals, changes in net operating assets, carbon emissions intensity and greenhouse gas (“GHG”) reduction targets. Carbon emissions intensity is based on the issuer’s Scope 1 and Scope 2 GHG emissions (i.e., direct emissions from sources that an issuer owns or controls and indirect emissions from the issuer’s purchase of energy) relative to peers in its Industry Classification Benchmark (“ICB”) Supersector, as reported by Institutional Shareholder Services (“ISS”). The GHG targets signal is based on the robustness of an issuer's GHG reduction targets, including whether they are part of the Science Based Targets initiative (“SBTi”) framework; this is assessed by ISS based on its own ESG ratings data and SBTi data.
The value score is calculated from the following signals: current book value-to-price ratio, dividend yield (i.e., 12-month trailing dividend divided by total market capitalization), earnings yield (i.e., 12-month net income divided by total market capitalization), cash flow yield (i.e., 12-month cash flow divided by total market capitalization) and time series normalized cash flow yield over the previous 36 months. The low volatility score is based on prior 12-month volatility, as calculated by the Index Provider. The size score seeks to measure an issuer’s market capitalization relative to other companies in the Parent Index.
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The Index Provider derives a composite score based on a combination of the five factors at the following weights: momentum, 27%; quality, 36%; value, 27%; low volatility, 5%; and size, 5%. The composite score is an input to the optimization process through which the Index Provider selects securities from the Parent Index and assigns weights.
The optimization process seeks to maximize the overall exposure to the five factors while applying certain constraints, which include the following:
•
A constituent’s minimum weight is the greater of 0% and its weight in the Parent Index minus 2%.
•
A constituent’s maximum weight is the lesser of its weight in the Parent Index plus 2% and 20 times its Parent Index weight.
•
The maximum weight for a single issuer is 10% of the Underlying Index.
•
The sum of issuer weights that are individually greater than 4.5% must be less than 22.5% of the Underlying Index.
•
The maximum exposure to each ICB Industry (Level 1) (as defined by the Index Provider) must be within 2% of the exposure in the Parent Index.
•
The maximum one-way turnover at each quarterly rebalance is 5%.
•
The maximum ex ante tracking error relative to the Parent Index is 1%.
•
Constraints are also applied for the minimum and maximum exposures to the five factors relative to the Parent Index.
The Underlying Index is reviewed and rebalanced each March, June, September and December.
STOXX U.S. Small-Cap Equity Factor Index
Number of Components: approximately 842
Index Description. The STOXX U.S. Small-Cap Equity Factor Index (the “Underlying Index”) is a subset of the STOXX US Small Cap Index (the “Parent Index”), which is a free float market capitalization-weighted index designed to measure the performance of small-capitalization companies in the U.S. Small-capitalization companies, as calculated by the Index Provider, represent approximately the bottom 15% of the investable market capitalization in the U.S. securities market, as defined by STOXX. Free float market capitalization is calculated by multiplying the total market capitalization of a security by a free float factor, as determined by the Index Provider, to reflect the market capitalization of the number of shares available in the market (rather than that of the total number of shares outstanding). The Underlying Index is composed of small-capitalization equity securities from the Parent Index that are selected and weighted using an optimization process designed to maximize exposure to four target factors: momentum, quality, value, and low volatility. The Underlying Index also seeks to mitigate exposure to unintended systematic exposures, limit turnover and maintain a level of risk similar to that of the Parent Index.
Index Methodology. The momentum score is calculated from the following signals: price momentum, earnings momentum and earnings announcement drift (i.e., the difference between a stock’s performance on and immediately following an earnings announcement date).
The quality score is calculated from the following signals: gross profitability, share dilution, accruals, changes in net operating assets, carbon emissions intensity and greenhouse gas (“GHG”) reduction targets. Carbon emissions intensity is based on the issuer’s Scope 1 and Scope 2 GHG emissions (i.e., direct emissions from sources that an issuer owns or controls and indirect emissions from the issuer’s purchase of energy) relative to peers in its Industry Classification Benchmark (“ICB”) Supersector, as reported by Institutional Shareholder Services (“ISS”). The GHG targets signal is based on the robustness of an issuer’s GHG reduction targets, including whether they are part of the Science Based Targets initiative (“SBTi”) framework; this is assessed by ISS based on its own ESG ratings data and SBTi data.
The value score is calculated from the following signals: current book value-to-price ratio, dividend yield (i.e., 12-month trailing dividend divided by total market capitalization), earnings yield (i.e., 12-month net income divided by total market capitalization), cash flow yield (i.e., 12-month cash flow divided by total market capitalization) and time series normalized cash flow yield over the previous 36 months.
The low volatility score is based on prior 12-month volatility, as calculated by the Index Provider.
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The Index Provider derives a composite score based on a combination of the four factors at the following weights: momentum, 30%; quality, 35%; value, 30%; and low volatility, 5%. The composite score is an input to the optimization process through which the Index Provider selects securities from the Parent Index and assigns weights.
The optimization process seeks to maximize the overall exposure to the four factors while applying certain constraints, which include the following:A constituent’s minimum weight is the greater of 0% and its weight in the Parent Index minus 2%.A constituent’s maximum weight is the lesser of its weight in the Parent Index plus 2% and 20 times its Parent Index weight.The maximum weight for a single issuer is 10% of the Underlying Index.The sum of issuer weights that are individually greater than 4.5% must be less than 22.5% of the Underlying Index.The maximum exposure to each ICB Industry (Level 1) (as defined by the Index
Provider) must be within 2% of the exposure in the Parent Index.The maximum one way turnover at each quarterly rebalance is 5%.The maximum ex ante tracking error relative to the Parent Index is 1%.Constraints are also applied for the minimum and maximum exposures to the four factors relative to the Parent Index.A constituent’s maximum weight is also subject to liquidity
constraints.The Underlying Index is reviewed and rebalanced each March, June, September and December.
Investment Policies
The Board has adopted as fundamental policies the following numbered investment policies, which cannot be changed without the approval of the holders of a majority of the applicable Fund’s outstanding voting securities. A vote of a majority of the outstanding voting securities of a Fund is defined in the 1940 Act as the lesser of (i) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (ii) more than 50% of outstanding voting securities of the Fund. Each Fund has also adopted certain non-fundamental investment policies, including its investment objective. Non-fundamental investment policies may be changed by the Board without shareholder approval. Therefore, each Fund may change its investment objective and its Underlying Index without shareholder approval.
Fundamental Investment Policies
The iShares MSCI EAFE ETF, iShares MSCI EAFE Growth ETF and iShares MSCI EAFE Value ETF will not:
1.
Concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries), except that each Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the stocks of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.
2.
Borrow money, except that (i) each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (ii) each Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (i) and (ii), each Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) is derived from such transactions. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law.
3.
Issue any senior security, except as permitted under the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.
4.
Make loans, except as permitted under the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.
5.
Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent each Fund from trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with each Fund’s investment objective and policies).
6.
Engage in the business of underwriting securities issued by other persons, except to the extent that each Fund may technically be deemed to be an underwriter under the 1933 Act, in disposing of portfolio securities.
The iShares China Large-Cap ETF will not:
1.
Concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of
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industries), except that the Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the stocks of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.
2.
Borrow money, except that (i) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (ii) the Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (i) and (ii), the Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) is derived from such transactions. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law.
3.
Issue “senior securities” as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.
4.
Make loans. This restriction does not apply to: (i) the purchase of debt obligations in which the Fund may invest consistent with its investment objectives and policies; (ii) repurchase agreements and reverse repurchase agreements; and (iii) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.
5.
Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the Fund from trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Fund’s investment objective and policies).
6.
Engage in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the 1933 Act in disposing of portfolio securities.
Each of the iShares MSCI EAFE Min Vol Factor ETF, iShares MSCI EAFE Small-Cap ETF, iShares MSCI Europe Financials ETF, iShares MSCI Europe Small-Cap ETF and iShares MSCI USA Min Vol Factor ETF will not:
1.
Concentrate its investments (i.e., invest 25% or more of its total assets in the securities of a particular industry or group of industries), except that each Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the securities of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.
2.
Borrow money, except that (i) each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities; and (ii) each Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (i) and (ii), each Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) is derived from such transactions. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law.
3.
Issue any senior security, except as permitted under the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.
4.
Make loans, except as permitted under the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.
5.
Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this restriction shall not prevent each Fund from investing in securities of companies engaged in the real estate business or securities or other instruments backed by real estate or mortgages), or commodities or commodity contracts (but this restriction shall not prevent each Fund from trading in futures contracts and options on futures contracts, including options on currencies to the extent consistent with each Fund’s investment objective and policies).
6.
Engage in the business of underwriting securities issued by other persons, except to the extent that each Fund may technically be deemed to be an underwriter under the 1933 Act, in disposing of portfolio securities.
Each of the iShares ESG Optimized MSCI USA Min Vol Factor ETF, iShares International Equity Factor ETF, iShares International Small-Cap Equity Factor ETF, iShares MSCI Intl Momentum Factor ETF, iShares MSCI Intl Quality Factor ETF,
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iShares MSCI Intl Value Factor ETF, iShares MSCI USA Momentum Factor ETF, iShares MSCI USA Quality Factor ETF, iShares MSCI USA Size Factor ETF, iShares MSCI USA Small-Cap Min Vol Factor ETF, iShares MSCI USA Value Factor ETF, iShares U.S. Equity Factor ETF, iShares U.S. Small-Cap Equity Factor ETF and iShares U.S. Tech Breakthrough Multisector ETF will not:
1. Concentrate its investments in a particular industry, as that term is used in the Investment Company Act, except that the Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the securities of a particular industry or group of industries.
2. Borrow money, except as permitted under the Investment Company Act.
3. Issue senior securities to the extent such issuance would violate the Investment Company Act.
4. Purchase or hold real estate, except the Fund may purchase and hold securities or other instruments that are secured by, or linked to, real estate or interests therein, securities of REITs, mortgage-related securities and securities of issuers engaged in the real estate business, and the Fund may purchase and hold real estate as a result of the ownership of securities or other instruments.
5. Underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be an underwriting or as otherwise permitted by applicable law.
6. Purchase or sell commodities or commodity contracts, except as permitted by the Investment Company Act.
7. Make loans to the extent prohibited by the Investment Company Act.
Notations Regarding each Fund's Fundamental Investment Policies
The following notations are not considered to be part of a Fund’s fundamental investment policies and are subject to change without shareholder approval.
With respect to the fundamental policy relating to concentration set forth in (1) above, the Investment Company Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. The policy in (1) above will be interpreted to refer to concentration as that term may be interpreted from time to time. The policy also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. There also will be no limit on investment in issuers domiciled in a single jurisdiction or country. Finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents. Each foreign government will be considered to be a member of a separate industry. With respect to each Fund's industry classifications, each Fund currently utilizes any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. The policy also will be interpreted to give broad authority to each Fund as to how to classify issuers within or among industries.
With respect to the fundamental policy relating to borrowing money set forth in (2) above, the Investment Company Act permits each Fund to borrow money in amounts of up to one-third of the Fund's total assets from banks for any purpose, and to borrow up to 5% of the Fund's total assets from banks or other lenders for temporary purposes. (The Fund's total assets include the amounts being borrowed.) To limit the risks attendant to borrowing, the Investment Company Act requires each Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of each Fund's total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Borrowing money to increase portfolio holdings is known as “leveraging.” Certain trading practices and investments, such as reverse repurchase agreements, may be considered to be borrowings or involve leverage and thus are subject to the Investment Company Act restrictions. In accordance with Rule 18f-4 under the Investment Company Act, when each Fund engages in reverse repurchase agreements and similar financing transactions, the Fund may either (i) maintain asset coverage of at least 300% with respect to such transactions and any other borrowings in the aggregate, or (ii) treat such transactions as “derivatives transactions” and comply with Rule 18f-4
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with respect to such transactions. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy.
With respect to the fundamental policy relating to underwriting set forth in (5) above, the Investment Company Act does not prohibit a fund from engaging in the underwriting business or from underwriting the securities of other issuers; in fact, in the case of diversified funds, the Investment Company Act permits a fund to have underwriting commitments of up to 25% of its assets under certain circumstances. Those circumstances currently are that the amount of a fund’s underwriting commitments, when added to the value of a fund’s investments in issuers where a fund owns more than 10% of the outstanding voting securities of those issuers, cannot exceed the 25% cap. A fund engaging in transactions involving the acquisition or disposition of portfolio securities may be considered to be an underwriter under the 1933 Act. Although it is not believed that the application of the 1933 Act provisions described above would cause a fund to be engaged in the business of underwriting, the policy in (5) above will be interpreted not to prevent a fund from engaging in transactions involving the acquisition or disposition of portfolio securities, regardless of whether a fund may be considered to be an underwriter under the 1933 Act or is otherwise engaged in the underwriting business to the extent permitted by applicable law.
With respect to the fundamental policy relating to lending set forth in (7) above, the Investment Company Act does not prohibit each Fund from making loans (including lending its securities); however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets (including lending its securities), except through the purchase of debt obligations or the use of repurchase agreements. In addition, collateral arrangements with respect to options, forward currency and futures transactions and other derivative instruments (as applicable), as well as delays in the settlement of securities transactions, will not be considered loans.
Non-Fundamental Investment Policies of the Funds.
Under its non-fundamental investment restrictions, which may be changed by the Board without shareholder approval, each Fund may not:
1.
Purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) of the Investment Company Act, at any time the Fund has knowledge that its shares are purchased by another investment company investor in reliance on the provisions of subparagraph (G) of Section 12(d)(1). The foregoing restriction does not restrict the Fund from acquiring the shares of registered open-end investment companies to the extent otherwise permissible under other provisions of the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.
2.
In accordance with Rule 35d-1 under the 1940 Act, under normal circumstances, invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in component securities of its Underlying Index or in Depositary Receipts representing component securities in the Underlying Index.
A Fund will notify its shareholders at least 60 days prior to any change in its restrictions described in 2 above.
Notations Regarding each Fund’s Fundamental and Non-Fundamental Investment Policies
Unless otherwise indicated, all limitations under each Fund’s fundamental or non-fundamental investment restrictions apply only at the time that a transaction is undertaken. Any change in the percentage of each Fund’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in each Fund’s total assets will not require the Fund to dispose of an investment.
Continuous Offering
The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.
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For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares and sells such shares directly to customers or if it chooses to couple the creation of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all of the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.
Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on the Listing Exchange generally is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is available only with respect to transactions on an exchange.
Management
Trustees and Officers.  The Board has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).
The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into the BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the iShares Complex (each, a “BlackRock Fund Complex”). Each Fund is included in the iShares Complex, which includes iShares Trust, iShares U.S. ETF Trust, and iShares, Inc. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the iShares Complex, which consists of 424 funds as of November 28, 2025. With the exception of Stephen Cohen, Robert S. Kapito and Aaron Wasserman, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito and Mr. Wasserman is c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The address of Mr. Cohen is c/o BlackRock, Inc., Drapers Gardens, 12 Throgmorton Avenue, London EC2N 2DL United Kingdom. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds' Trustees and officers may be found in this SAI, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).
Interested Trustees
Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[1] (1957)	Trustee (since 2009).
President of BlackRock, Inc. (since
2006); Vice Chairman of BlackRock,
Inc. and Head of BlackRock’s
Portfolio Management Group (since
its formation in 1998) and BlackRock,
Inc.’s predecessor entities (since
1988); Trustee, University of
Pennsylvania (since 2009); President
of Board of Directors, Hope & Heroes
Children’s Cancer Fund (since 2002).
Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).
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Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Stephen Cohen[2] (1975)	Trustee (since 2024).
Senior Managing Director, Head of
Global Product Solutions of
BlackRock, Inc. (since 2024); Senior
Managing Director, Head of Europe,
Middle East and Africa Regions of
BlackRock, Inc. (2021-2024); Head of
iShares Index and Wealth in EMEA of
BlackRock, Inc. (2017-2021); Global
Head of Fixed Income Indexing of
BlackRock, Inc. (2016-2017); Chief
Investment Strategist for
International Fixed Income and
iShares of BlackRock, Inc. (2011-
2015).
Director of iShares, Inc. (since 2024); Trustee of iShares U.S. ETF Trust (since 2024).

1
Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
2
Stephen Cohen is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
Independent Trustees
Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Kerrigan (1955)	Trustee (since 2005); Independent Board Chair (since 2022).	Chief Investment Officer, Santa Clara University (2002-2025).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2022).
Jane D. Carlin (1956)	Trustee (since 2015); Securities Lending Committee Chair (since 2025).
Consultant (since 2012); Member of
the Audit Committee (2012-2018),
Chair of the Nominating and
Governance Committee (2017-2018)
and Director of PHH Corporation
(mortgage solutions) (2012-2018);
Managing Director and Global Head
of Financial Holding Company
Governance & Assurance and the
Global Head of Operational Risk
Management of Morgan Stanley
(2006-2012).

Director of iShares, Inc. (since 2015);
Trustee of iShares U.S. ETF Trust
(since 2015); Member of the Audit
Committee (since 2016), Chair of the
Audit Committee (since 2020) and
Director of The Hanover Insurance
Group, Inc. (since 2016).

Richard L. Fagnani (1954)	Trustee (since 2017); 15(c) Committee Chair (since 2025).	Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
Laura F. Fergerson (1962)	Trustee (since 2024); Audit Committee Chair (since 2025).	President, Franklin Templeton Services, LLC (2017-2024); Director of the Board of Crocker Art Museum Association (since 2019); President, Crocker Art Museum Foundation (2022-2023).	Director of iShares, Inc. (since 2024); Trustee of iShares U.S. ETF Trust (since 2024).
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Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (1949)	Trustee (since 2005).
Chair of the Finance Committee
(since 2019) and Trustee and
Member of the Finance, Audit and
Quality Committees of Stanford
Health Care (since 2016); Trustee of
WNET, New York's public media
company (since 2011) and Member
of the Audit Committee (since 2018),
Investment Committee (since 2011)
and Personnel Committee (since
2022); Member of the Wyoming
State Investment Funds Committee
(since 2022); Trustee of Forward
Funds (14 portfolios) (2009-2018);
Trustee of Salient MF Trust (4
portfolios) (2015-2018); Director of
the Jackson Hole Center for the Arts
(since 2021).
Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).
James Lam (1961)	Trustee (since 2024); Risk Committee Chair (since 2025).
President, James Lam & Associates,
Inc. (since 2002); Director of the FAIR
Institute (since 2020); adjunct
professor at Carnegie Mellon
University (since 2018); Member,
Zicklin School of Business Dean's
Council of Baruch College (since
2017); Director and Audit Committee
Chair of RiskLens, Inc. (2018-2023);
Director, Risk Oversight Committee
Chair and Audit Committee Member
of E*TRADE Financial and E*TRADE
Bank (2012-2020).
Director of iShares, Inc. (since 2024); Trustee of iShares U.S. ETF Trust (since 2024).
Drew E. Lawton (1959)	Trustee (since 2017); Fixed Income Plus Committee Chair (since 2025).	Senior Managing Director of New York Life Insurance Company (2010- 2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017); Director of Jackson Financial Inc. (since 2021).
John E. Martinez (1961)	Trustee (since 2003); Equity Plus Committee Chair (since 2025).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).
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Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Madhav V. Rajan (1964)	Trustee (since 2011); Nominating and Governance Committee Chair (since 2025).
Dean, and George Pratt Shultz
Professor of Accounting, University
of Chicago Booth School of Business
(since 2017); Advisory Board
Member (since 2016) and Director
(since 2020) of C.M. Capital
Corporation; Chair of the Board for
the Center for Research in Security
Prices, LLC (since 2020); Director of
WellBe Senior Medical (since 2023);
Robert K. Jaedicke Professor of
Accounting, Stanford University
Graduate School of Business (2001-
2017); Professor of Law (by
courtesy), Stanford Law School
(2005-2017); Senior Associate Dean
for Academic Affairs and Head of
MBA Program, Stanford University
Graduate School of Business (2010-
2016).
Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).
Officers
Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years
Jessica Tan (1980)	President (since 2024).
Managing Director of BlackRock, Inc.
(since 2015); Head of Global Product
Solutions, Americas of BlackRock,
Inc. (since 2024) and Head of
Sustainable and Transition Solutions
of BlackRock, Inc. (2022-2024);
Global Head of Corporate Strategy of
BlackRock, Inc. (2019-2022); Chief of
Staff to the CEO of BlackRock, Inc.
(2017-2019).

Trent Walker (1974)	Treasurer and Chief Financial Officer (since 2020).
Managing Director of BlackRock, Inc.
(since 2019); Chief Financial Officer
of iShares Delaware Trust Sponsor
LLC, BlackRock Funds, BlackRock
Funds II, BlackRock Funds IV,
BlackRock Funds V and BlackRock
Funds VI (since 2021).

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Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years
Aaron Wasserman (1974)	Chief Compliance Officer (since 2023).
Managing Director of BlackRock, Inc.
(since 2018); Chief Compliance
Officer of the BlackRock Multi-Asset
Complex, the BlackRock Fixed-
Income Complex and the iShares
Complex (since 2023); Deputy Chief
Compliance Officer for the BlackRock
Multi-Asset Complex, the BlackRock
Fixed-Income Complex and the
iShares Complex (2014-2023).

Marisa Rolland (1980)	Secretary (since 2022).	Managing Director of BlackRock, Inc. (since 2023); Director of BlackRock, Inc. (2018-2022).
Jennifer Hsui (1976)	Executive Vice President (since 2022).	Managing Director of BlackRock, Inc. (since 2009); Co-Head of Index Equity of BlackRock, Inc. (since 2022).
James Mauro (1970)	Executive Vice President (since 2021).	Managing Director of BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco Core Portfolio Management of BlackRock, Inc. (since 2020).
Elise Terry (1977)	Executive Vice President (since 2025).
Managing Director of BlackRock, Inc.
(since 2016); Head of U.S. iShares
(since 2024); Co-Head of Distribution
for U.S. Wealth Advisory (2023-2024);
National Sales Manager, Wirehouse
Channel (2020-2023).

Daniel Prince (1981)	Executive Vice President (since 2025).	Managing Director of BlackRock, Inc. (since 2023); Director of BlackRock, Inc. (2015-2022); Head of U.S. iShares Product (since 2025); Head of iShares Product Consulting (2015-2025).
The Board has concluded that, based on each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees, each Trustee should serve as a Trustee of the Board. Among the attributes common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Funds' investment adviser, other service providers, counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees. A Trustee’s ability to perform his or her duties effectively may have been attained through the Trustee’s educational background or professional training; business, consulting, public service or academic positions; experience from service as a Board member of the Funds and the other funds in the Trust (and any predecessor funds), other investment funds, public companies, or non-profit entities or other organizations; and/or other life experiences. Also, set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each Trustee that led the Board to conclude that he or she should serve (or continue to serve) as a Trustee.
Robert S. Kapito has been a Trustee of the Trust since 2009. Mr. Kapito has also served as a Director of iShares, Inc. since 2009, a Trustee of iShares U.S. ETF Trust since 2011 and a Director of BlackRock, Inc. since 2006. Mr. Kapito served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2010 to 2015. In addition, he has over 20 years of experience as part of
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BlackRock, Inc. and BlackRock’s predecessor entities. Mr. Kapito serves as President of BlackRock, Inc., and is a member of the Global Executive Committee and Chairman of the Global Operating Committee. He is responsible for day-to-day oversight of BlackRock's key operating units, including Investment Strategies, Client Businesses, Technology & Operations, and Risk & Quantitative Analysis. Prior to assuming his current responsibilities in 2007, Mr. Kapito served as Vice Chairman of BlackRock, Inc. and Head of BlackRock's Portfolio Management Group. In that role, he was responsible for overseeing all portfolio management within BlackRock, including the Fixed Income, Equity, Liquidity, and Alternative Investment Groups. Mr. Kapito serves as a member of the Board of Trustees of the University of Pennsylvania and the Harvard Business School Board of Dean’s Advisors. He has also been President of the Board of Directors for the Hope & Heroes Children's Cancer Fund since 2002. Mr. Kapito earned a BS degree in economics from the Wharton School of the University of Pennsylvania in 1979, and an MBA degree from Harvard Business School in 1983.
Stephen Cohen has been a Trustee of the Trust since 2024. Mr. Cohen has also served as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust since 2024. Mr. Cohen has also served as a Director of BlackRock Investment Management (UK) Limited, Director of BlackRock International Limited, and Director of BlackRock Group Limited since 2021. Mr. Cohen, Senior Managing Director, is BlackRock’s Chief Product Officer and a member of the Global Executive Committee. Mr. Cohen is responsible for the business strategy, innovation and commercialization of BlackRock’s full investment product platform, aligning product strategies with client needs and market trends, and unlocking new growth opportunities across iShares, Active, and Private Markets. Before assuming his current role in January 2024, Mr. Cohen served as the Head of Europe, Middle East and Africa from 2021, leading BlackRock in the region. He was previously Head of the iShares, Index and Wealth businesses in EMEA, overseeing BlackRock's relationships with wealth management firms and platforms, the development and distribution of active and index investments, and the firm’s equity index portfolio management capability in the region. Having joined BlackRock in 2011, Mr. Cohen initially served as the Chief Investment Strategist for International Fixed Income and iShares, and then, in 2016, as Global Head of Fixed Income Indexing. Prior to BlackRock, Mr. Cohen was Global Head of Equity Linked Strategy at Nomura Holdings, Inc. Mr. Cohen’s career began at UBS in 1996 before he joined ING Barings in 2003, having served as Director, Fixed Income at each firm. Mr. Cohen earned a Bachelor of Science degree in Economics from the University of Southampton, and holds certifications as a SFA Futures and Options Representative, a SFA Securities Registered Representative, and an IFPR Material Risk Taker.
John E. Kerrigan has been a Trustee of the Trust since 2005 and Chair of the Trust's Board since 2022. Mr. Kerrigan has also served as a Director of iShares, Inc. since 2005, a Trustee of iShares U.S. ETF Trust since 2011, Chair of the Equity Plus and Nominating and Governance Committees of each Board from 2019 to 2021, and as Chair of each Board since 2022. Mr. Kerrigan served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2010 to 2015. Mr. Kerrigan served as Chief Investment Officer of Santa Clara University from 2002 to 2025. Mr. Kerrigan was formerly a Managing Director at Merrill Lynch & Co., including the following responsibilities: Managing Director, Institutional Client Division, Western United States. Mr. Kerrigan has been a Director, since 1999, of The BASIC Fund (Bay Area Scholarships for Inner City Children). Mr. Kerrigan has a BA degree from Boston College and is a Chartered Financial Analyst Charterholder.
Jane D. Carlin has been a Trustee of the Trust since 2015 and Chair of the Securities Lending Committee since 2025. Ms. Carlin has also served as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust since 2015 and Chair of the Securities Lending Committee of each Board since 2025. Ms. Carlin has served as a consultant since 2012 and formerly served as Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley from 2006 to 2012. In addition, Ms. Carlin served as Managing Director and Global Head of the Bank Operational Risk Oversight Department of Credit Suisse Group from 2003 to 2006. Prior to that, Ms. Carlin served as Managing Director and Deputy General Counsel of Morgan Stanley. Ms. Carlin has over 30 years of experience in the financial sector and has served in a number of legal, regulatory, and risk management positions. Ms. Carlin has served as a member of the Audit Committee and as a Director of The Hanover Insurance Group, Inc., each since 2016, and as Chair of the Audit Committee since 2020. Ms. Carlin served as a member of the Audit Committee from 2012 to 2018, Chair of the Nominating and Governance Committee from 2017 to 2018 and as an Independent Director on the Board of PHH Corporation from 2012 to 2018. She previously served as a Director on the Boards of Astoria Financial Corporation and Astoria Bank. Ms. Carlin was appointed by the United States Treasury to the Financial Services Sector Coordinating Council for Critical Infrastructure Protection and Homeland Security, where she served as Chairperson from 2010 to 2012 and Vice Chair and Chair of the Cyber Security Committee from 2009 to 2010. Ms. Carlin has a BA degree in political science from State University of New York at Stony Brook and a JD degree from Benjamin N. Cardozo School of Law.
Richard L. Fagnani has been a Trustee of the Trust since 2017 and Chair of the 15(c) Committee since 2025. Mr. Fagnani has also served as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust since 2017 and Chair of the 15(c) Committee
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of each Board since 2025. Mr. Fagnani served as an Advisory Board Member of the Trust, iShares U.S. ETF Trust and iShares, Inc. from April 2017 to June 2017. Mr. Fagnani served as a Senior Audit Partner at KPMG LLP from 2002 to 2016, most recently as the U.S. asset management audit practice leader responsible for setting strategic direction and execution of the operating plan for the asset management audit practice. In addition, from 1977 to 2002, Mr. Fagnani served as an Audit Partner at Andersen LLP, where he developed and managed the asset management audit practice in the Philadelphia office. Mr. Fagnani served as a Trustee on the Board of the Walnut Street Theater in Philadelphia from 2009 to 2014 and as a member of the School of Business Advisory Board at LaSalle University from 2006 to 2014. Mr. Fagnani has also served as a Director of One Generation Away, a non-profit which works to bring healthy food directly to people in need, since 2021. Mr. Fagnani has a BS degree in Accounting from LaSalle University.
Laura F. Fergerson has been a Trustee of the Trust since 2024 and Chair of the Audit Committee of the Trust since 2025. Ms. Fergerson has also served as a Director of iShares, Inc., a Trustee of iShares U.S. ETF Trust since 2024, and Chair of the Audit Committee of each Board since 2025. From 2017 to 2024, Ms. Fergerson was the President of Franklin Templeton Services, LLC where she led the global fund administration division. Prior to that, she held various roles at Franklin Templeton since 1993, which included managing financial and regulatory reporting and global fund tax. Ms. Fergerson has been a Director, since 2019, of the Crocker Art Museum Association and was the President, from 2022 to 2023, of the Crocker Art Museum Foundation. Ms. Fergerson has a BA degree in Economics from the University of California, Berkeley and is a Certified Public Accountant (inactive) and a member of the American Institute of Certified Public Accountants.
Cecilia H. Herbert has been a Trustee of the Trust since 2005. Ms. Herbert has also served as a Director of iShares, Inc. since 2005, a Trustee of iShares U.S. ETF Trust since 2011 and Chair of the Trust's Board from 2016 to 2021. Ms. Herbert served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2010 to 2015. Previously, Ms. Herbert served as Trustee of the Montgomery Funds from 1992 to 2003, the Pacific Select Funds from 2004 to 2005, the Forward Funds from 2009 to 2018, the Salient Funds from 2015 to 2018 and the Thrivent Church Loan and Income Fund from 2019 to 2022. She has served as a member of the Finance, Audit and Quality Committees and Trustee of Stanford Health Care since 2016 and became Chair of the Finance Committee of Stanford Health Care in 2019. She has served as a Trustee of WNET, New York’s public media station, since 2011 and a Member of its Audit Committee since 2018. She was appointed to the Wyoming State Investment Funds Committee in 2022. She became a member of the Governing Council of the Independent Directors Council in 2018. She served as a Director of the Senior Center of Jackson Hole from 2020 to 2023 and of the Jackson Hole Center for the Arts since 2021. She was President of the Board of Catholic Charities CYO, the largest social services agency in the San Francisco Bay Area, from 2007 to 2011 and a member of that board from 1992 to 2013. From 1973 to 1990 she worked at J.P. Morgan/Morgan Guaranty Trust doing international corporate finance and corporate lending, retiring as Managing Director and Head of the West Coast Office. Ms. Herbert has been on numerous non-profit boards, chairing investment and finance committees. She holds a double major in economics and communications from Stanford University and an MBA from Harvard Business School.
James Lam has been a Trustee of the Trust since 2024 and Chair of the Risk Committee of the Trust since 2025. Mr. Lam has also served as a Director of iShares, Inc., a Trustee of iShares U.S. ETF Trust since 2024, and Chair of the Risk Committee of each Board since 2025. Mr. Lam has over 40 years of experience in corporate governance and risk management as a board director, management consultant, and chief risk officer. He has previously served as a director on public, private, and fund boards, including leadership roles as the chair of the risk, audit, and compliance committees. From 2012 to 2020, Mr. Lam was a Director of E*TRADE Financial and E*TRADE Bank, where he served as Risk Oversight Committee Chair and Audit Committee Member. Mr. Lam has been President of James Lam & Associates, Inc., a risk management consulting firm serving global clients across all major industry sectors, since 2002. Previously, Mr. Lam served as Founder and President of ERisk, a Partner of Oliver Wyman, and the Chief Risk Officer of Fidelity Investments. Mr. Lam has served as a Director of the FAIR Institute, a not-for-profit organization dedicated to advancing the discipline of cyber risk quantification, since 2020. Mr. Lam is the author of “Enterprise Risk Management” and “Implementing Enterprise Risk Management,” leading risk management books. He holds the NACD Directorship Certification and the NACD CERT Certificate in Cyber-Risk Oversight. Mr. Lam has been an adjunct professor at Carnegie Mellon University since 2018 and a member of the Zicklin School of Business Dean's Council of Baruch College since 2017. Mr. Lam has a BBA from Baruch College and an MBA from the University of California, Los Angeles.
Drew E. Lawton has been a Trustee of the Trust since 2017 and Chair of the Fixed Income Plus Committee of the Trust since 2025. Mr. Lawton has also served as a Director of iShares, Inc., a Trustee of iShares U.S. ETF Trust, and Chair of the Fixed Income Plus Committee of each Board since 2025. Mr. Lawton also served as an Advisory Board Member of the Trust, iShares, Inc. and iShares U.S. ETF Trust from 2016 to 2017. Mr. Lawton served as Director of Principal Funds, Inc., Principal
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Variable Contracts Funds, Inc. and Principal Exchange-Traded Funds from March 2016 to October 2016. Mr. Lawton has also served as a member of the Compensation and Finance and Risk Committees and Director of Jackson Financial Inc. since 2021. Mr. Lawton served in various capacities at New York Life Insurance Company from 2010 to 2015, most recently as a Senior Managing Director and Chief Executive Officer of New York Life Investment Management. From 2008 to 2010, Mr. Lawton was the President of Fridson Investment Advisors, LLC. Mr. Lawton previously held multiple roles at Fidelity Investments from 1997 to 2008. Mr. Lawton has been an Adjunct Professor at the University of North Texas since 2021. Mr. Lawton has a BA degree in Administrative Science from Yale University and an MBA from University of North Texas.
John E. Martinez has been a Trustee of the Trust since 2003 and Chair of the Equity Plus Committee of the Trust since 2025. Mr. Martinez has also served as a Director of iShares, Inc. since 2003, a Trustee of iShares U.S. ETF Trust since 2011, and Chair of the Equity Plus Committee of each Board since 2025. Mr. Martinez served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2010 to 2015. Mr. Martinez is a Director of Real Estate Equity Exchange, Inc., providing governance oversight and consulting services to this privately held firm that develops products and strategies for homeowners in managing the equity in their homes. From 2017 to 2020, Mr. Martinez served as a Board member for the Cloudera Foundation. Mr. Martinez previously served as Director of Barclays Global Investors (“BGI”) UK Holdings, where he provided governance oversight representing BGI’s shareholders (Barclays PLC, BGI management shareholders) through oversight of BGI’s worldwide activities. Mr. Martinez also previously served as Co-Chief Executive Officer of the Global Index and Markets Group of BGI, Chairman of Barclays Global Investor Services and Chief Executive Officer of the Capital Markets Group of BGI. From 2003 to 2012, he was a Director and Executive Committee Member for Larkin Street Youth Services. He now serves on the Larkin Street Honorary Board. From 2012 to 2016, Mr. Martinez served as a Director for Reading Partners. Mr. Martinez has an AB degree in economics from The University of California, Berkeley and holds an MBA degree in finance and statistics from The University of Chicago Booth School of Business.
Madhav V. Rajan has been a Trustee of the Trust since 2011 and Chair of the Nominating and Governance Committee of the Trust since 2025. Mr. Rajan has also served as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust since 2011, and Chair of the Nominating and Governance Committee of each Board since 2025. Mr. Rajan served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2011 to 2015. Mr. Rajan is the Dean and George Pratt Shultz Professor of Accounting at the University of Chicago Booth School of Business and also serves as Chair of the Board for the Center for Research in Security Prices, LLC, an affiliate of the University of Chicago Booth School of Business, since 2020. He has served on the Advisory Board of C.M. Capital Corporation since 2016 and as a Director of C.M. Capital Corporation since 2020. Mr. Rajan has served as a director of WellBe Senior Medical since 2023. From 2001 to 2017, Mr. Rajan was the Robert K. Jaedicke Professor of Accounting at the Stanford University Graduate School of Business. In April 2017, he received the school’s Robert T. Davis Award for Lifetime Achievement and Service. He has taught accounting for over 25 years to undergraduate, MBA and law students, as well as to senior executives. From 2010 to 2016, Mr. Rajan served as the Senior Associate Dean for Academic Affairs and head of the MBA Program at the Stanford University Graduate School of Business. Mr. Rajan served as editor of “The Accounting Review” from 2002 to 2008 and is co-author of “Cost Accounting: A Managerial Emphasis,” a leading cost accounting textbook. From 2013 to 2018, Mr. Rajan served on the Board of Directors of Cavium Inc., a semiconductor company. Mr. Rajan holds MS and PhD degrees in Accounting from Carnegie Mellon University.
Board – Leadership Structure and Oversight Responsibilities
Overall responsibility for oversight of the Funds rests with the Board. The Board has engaged BFA to manage the Funds on a day-to-day basis. The Board is responsible for overseeing BFA and other service providers in the operations of the Funds in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust’s charter. The Board is currently composed of eleven members, nine of whom are Independent Trustees. The Board currently conducts regular in person meetings four times a year. In addition, the Board frequently holds special in person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. The Independent Trustees meet regularly outside the presence of management, in executive session or with other service providers to the Trust.
The Board has appointed an Independent Trustee to serve in the role of Board Chair. The Board Chair’s role is to preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Board Chair may also perform such other functions as may be delegated by the Board from time to time. The Board has established seven standing Committees: a Nominating and Governance Committee, an Audit Committee, a 15(c) Committee, a Securities Lending Committee, a Risk Committee, an Equity Plus Committee and a Fixed Income Plus Committee to assist the Board in the oversight and direction of the business and affairs of the Funds, and from time to time
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the Board may establish ad hoc committees or informal working groups to review and address the policies and practices of the Funds with respect to certain specified matters. The Chair of each standing Committee is an Independent Trustee. The role of the Chair of each Committee is to preside at all meetings of the Committee and to act as a liaison with service providers, officers, attorneys and other Trustees between meetings. Each standing Committee meets regularly to conduct the oversight functions delegated to the Committee by the Board and reports its finding to the Board. The Board and each standing Committee conduct annual assessments of their oversight function and structure. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise independent judgment over management and it allocates areas of responsibility among committees of Independent Trustees and the full Board to enhance effective oversight.
Day-to-day risk management with respect to the Funds is the responsibility of BFA or other service providers (depending on the nature of the risk), subject to the supervision of BFA. Each Fund is subject to a number of risks, including investment, compliance, operational, reputational, counterparty and valuation risks, among others. While there are a number of risk management functions performed by BFA and other service providers, as applicable, it is not possible to identify and eliminate all of the risks applicable to the Funds. The Trustees have an oversight role in this area, satisfying themselves that risk management processes and controls are in place and operating effectively. Risk oversight forms part of the Board’s general oversight of each Fund and is addressed as part of various Board and committee activities. In some cases, risk management issues are specifically addressed in presentations and discussions. For example, BFA has an independent dedicated Risk and Quantitative Analysis Group (“RQA”) that assists BFA in managing fiduciary and corporate risks, including investment, operational, counterparty credit and enterprise risk. Representatives of RQA meet with the Board to discuss their analysis and methodologies, as well as specific risk topics such as operational and counterparty risks relating to the Funds. The Board, directly or through a committee, also reviews reports from, among others, management and the independent registered public accounting firm for the Trust, as appropriate, regarding risks faced by each Fund and management’s risk functions. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Trust's compliance program, including assessments by independent third parties, and reports to the Board regarding compliance matters for the Trust and its principal service providers. In testing and maintaining the compliance program, the Chief Compliance Officer (and his or her delegates) assesses key compliance risks affecting each Fund, and addresses them in periodic reports to the Board. In addition, the Audit Committee meets with both the Funds' independent registered public accounting firm and BFA’s internal audit group to review risk controls in place that support each Fund as well as test results. Board oversight of risk is also performed as needed between meetings through communications between BFA and the Board. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities. From time to time, the Board may modify the manner in which it conducts risk oversight. The Board’s oversight role does not make it a guarantor of the Funds' investment performance or other activities.
Committees of the Board of Trustees.  The members of the Audit Committee are Laura F. Fergerson (Chair), Richard L. Fagnani (Co-Chair from January 1, 2025 to June 30, 2025), Cecilia H. Herbert and John E. Martinez, each of whom is an Independent Trustee. The purposes of the Audit Committee are to assist the Board (i) in its oversight of the Trust's accounting and financial reporting principles and policies and related controls and procedures maintained by or on behalf of the Trust; (ii) in its oversight of the Trust's financial statements and the independent audit thereof; (iii) in selecting, evaluating and, where deemed appropriate, replacing the independent accountants (or nominating the independent accountants to be proposed for shareholder approval in any proxy statement); (iv) in evaluating the independence of the independent accountants; (v) in complying with legal and regulatory requirements that relate to the Trust's accounting and financial reporting, internal controls, compliance controls and independent audits; and (vi) to assume such other responsibilities as may be delegated by the Board. The Audit Committee met five times during the fiscal year ended July 31, 2025.
The members of the Nominating and Governance Committee are Madhav V. Rajan (Chair), Richard L. Fagnani, Laura F. Fergerson, and Cecilia H. Herbert, each of whom is an Independent Trustee. The Nominating and Governance Committee nominates individuals for Independent Trustee membership on the Board and recommends appointments to the Advisory Board. The Nominating and Governance Committee functions include, but are not limited to, the following: (i) reviewing the qualifications of any person properly identified or nominated to serve as an Independent Trustee; (ii) recommending to the Board and current Independent Trustees the nominee(s) for appointment as an Independent Trustee by the Board and current Independent Trustees and/or for election as Independent Trustees by shareholders to fill any vacancy for a position of Independent Trustee(s) on the Board; (iii) recommending to the Board and current Independent Trustees the size and composition of the Board and Board committees and whether they comply with applicable laws and regulations; (iv) recommending a current Independent Trustee to the Board and current Independent Trustees to serve as Board Chair; (v) periodic review of the Board's retirement policy; and (vi) recommending an appropriate level of compensation for the
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Independent Trustees for their services as Trustees, members or chairpersons of committees of the Board, Board Chair and any other positions as the Nominating and Governance Committee considers appropriate. The Nominating and Governance Committee does not consider Board nominations recommended by shareholders (acting solely in their capacity as a shareholder and not in any other capacity). The Nominating and Governance Committee met three times during the fiscal year ended July 31, 2025.
Each Independent Trustee serves on the 15(c) Committee. The Chair of the 15(c) Committee is Richard L. Fagnani. The principal responsibilities of the 15(c) Committee are to support, oversee and organize on behalf of the Board the process for the annual review and renewal of the Trust's advisory and sub-advisory agreements. These responsibilities include: (i) meeting with BlackRock, Inc. in advance of the Board meeting at which the Trust's advisory and sub-advisory agreements are to be considered to discuss generally the process for providing requested information to the Board and the format in which information will be provided; and (ii) considering and discussing with BlackRock, Inc. such other matters and information as may be necessary and appropriate for the Board to evaluate the investment advisory and sub-advisory agreements of the Trust. The 15(c) Committee met two times during the fiscal year ended July 31, 2025.
The members of the Securities Lending Committee are Jane D. Carlin (Chair), James C. Lam, Drew E. Lawton and John E. Martinez, each of whom is an Independent Trustee. The principal responsibilities of the Securities Lending Committee are to support, oversee and organize on behalf of the Board the process for oversight of the Trust's securities lending activities. These responsibilities include: (i) requesting that certain information be provided to the Committee for its review and consideration prior to such information being provided to the Board; (ii) considering and discussing with BlackRock, Inc. such other matters and information as may be necessary and appropriate for the Board to oversee the Trust's securities lending activities and make required findings and approvals; and (iii) providing a recommendation to the Board regarding the annual approval of the Trust's Securities Lending Guidelines and the required findings with respect to, and annual approval of, the Trust's agreement with the securities lending agent. The Securities Lending Committee met six times during the fiscal year ended July 31, 2025.
The members of the Equity Plus Committee are John E. Martinez (Chair), Jane D. Carlin, Richard L. Fagnani, and Cecilia H. Herbert, each of whom is an Independent Trustee. The principal responsibilities of the Equity Plus Committee are to support, oversee and organize on behalf of the Board the process for oversight of Trust performance and related matters for equity funds. These responsibilities include: (i) reviewing quarterly reports regarding Trust performance, secondary market trading and changes in net assets to identify any matters that should be brought to the attention of the Board; and (ii) considering any performance or investment related matters as may be delegated to the Committee by the Board from time to time and providing a report or recommendation to the Board as appropriate. The Equity Plus Committee met four times during the fiscal year ended July 31, 2025.
The members of the Fixed Income Plus Committee are Drew E. Lawton (Chair), Laura F. Fergerson, James C. Lam and Madhav V. Rajan, each of whom is an Independent Trustee. The principal responsibilities of the Fixed Income Plus Committee are to support, oversee and organize on behalf of the Board the process for oversight of Trust performance and related matters for fixed-income or multi-asset funds. These responsibilities include: (i) reviewing quarterly reports regarding Trust performance, secondary market trading and changes in net assets to identify any matters that should be brought to the attention of the Board; and (ii) considering any performance or investment related matters as may be delegated to the Committee by the Board from time to time and providing a report or recommendation to the Board as appropriate. The Fixed Income Plus Committee met four times during the fiscal year ended July 31, 2025.
The members of the Risk Committee are James C. Lam (Chair), Jane D. Carlin (Co-Chair from January 1, 2025 to June 30, 2025), Cecilia H. Herbert, Drew E. Lawton and Madhav V. Rajan, each of whom is an Independent Trustee. The principal responsibility of the Risk Committee is to consider and organize on behalf of the Board risk related matters of the Funds so the Board may most effectively structure itself to oversee them. The Risk Committee commenced on January 1, 2016. The Risk Committee met five times during the fiscal year ended July 31, 2025.
As the Chair of the Board, John E. Kerrigan may serve as an ex-officio member of each Committee.
The following table sets forth, as of December 31, 2024, the dollar range of equity securities beneficially owned by each Trustee in the Funds and in other registered investment companies overseen by the Trustee within the same family of investment companies as the Trust. If a fund is not listed below, the Trustee did not own any securities in that fund as of the date indicated above:
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Name	Fund	Dollar Range of Equity Securities in Named Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Robert S. Kapito	None	None	None

Stephen Cohen[1]	None	None	None

John E. Kerrigan	iShares Core MSCI Emerging Markets ETF	$1-$10,000	Over $100,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares ESG Advanced MSCI EAFE ETF	$1-$10,000
	iShares ESG Advanced MSCI USA ETF	$10,001-$50,000
	iShares ESG Aware MSCI EAFE ETF	$10,001-$50,000
	iShares ESG Aware MSCI EM ETF	$1-$10,000
	iShares ESG Aware MSCI USA ETF	$10,001-$50,000
	iShares ESG Aware MSCI USA Small-Cap ETF	$10,001-$50,000
	iShares ESG MSCI KLD 400 ETF	$10,001-$50,000
	iShares Future Exponential Technologies ETF	Over $100,000
	iShares Genomics Immunology and Healthcare ETF	$50,001-$100,000
	iShares Global Clean Energy ETF	Over $100,000
	iShares Global Infrastructure ETF	Over $100,000
	iShares MSCI ACWI ex U.S. ETF	Over $100,000
	iShares MSCI EAFE Growth ETF	$10,001-$50,000
	iShares MSCI EAFE Value ETF	$10,001-$50,000
	iShares MSCI Emerging Markets ex China ETF	$10,001-$50,000
	iShares MSCI USA Equal Weighted ETF	Over $100,000
	iShares ESG Optimized MSCI USA ETF	$10,001-$50,000
	iShares MSCI USA Quality Factor ETF	$10,001-$50,000
	iShares S&P 500 Growth ETF	$50,001-$100,000
	iShares S&P 500 Value ETF	$10,001-$50,000
	iShares U.S. Infrastructure ETF	$1-$10,000
	iShares U.S. Technology ETF	$10,001-$50,000

Jane D. Carlin	iShares Core MSCI EAFE ETF	$50,001-$100,000	Over $100,000
	iShares Core MSCI Emerging Markets ETF	$10,001-$50,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P Mid-Cap ETF	$10,001-$50,000
	iShares Core S&P Small-Cap ETF	Over $100,000
	iShares Global Clean Energy ETF	$1-$10,000
	iShares MSCI ACWI ex U.S. ETF	$50,001-$100,000
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Name	Fund	Dollar Range of Equity Securities in Named Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
	iShares MSCI Global Select Metals and Mining Producers	$10,001-$50,000
	iShares Select Dividend ETF	$50,001-$100,000
	iShares Short Treasury Bond ETF	$10,001-$50,000

Richard L. Fagnani	iShares Core Dividend Growth ETF	Over $100,000	Over $100,000
	iShares Core MSCI EAFE ETF	$50,001-$100,000
	iShares Core MSCI Europe ETF	$50,001-$100,000
	iShares Core MSCI International Developed Markets ETF	Over $100,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P Small-Cap ETF	Over $100,000
	iShares Core S&P Total U.S. Stock Market ETF	Over $100,000
	iShares Core S&P U.S. Growth ETF	Over $100,000
	iShares International Dividend Growth ETF	$50,001-$100,000
	iShares Morningstar Growth ETF	Over $100,000
	iShares Morningstar Mid-Cap ETF	Over $100,000
	iShares Morningstar Mid-Cap Value ETF	$10,001-$50,000
	iShares MSCI Intl Momentum Factor ETF	Over $100,000
	iShares MSCI Intl Value Factor ETF	$50,001-$100,000
	iShares U.S. Real Estate ETF	$10,001-$50,000

Laura F. Fergerson[2]	iShares Core S&P Small-Cap ETF	$50,001-$100,000	Over $100,000
	iShares Preferred and Income Securities ETF	Over $100,000
	iShares Russell 1000 Growth ETF	$50,001-$100,000
	iShares Russell 2000 Growth ETF	$50,001-$100,000

Cecilia H. Herbert	iShares 1-5 Year Investment Grade Corporate Bond ETF	$10,001-$50,000	Over $100,000
	iShares Core Dividend Growth ETF	Over $100,000
	iShares Core MSCI Total International Stock ETF	$10,001-$50,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P U.S. Growth ETF	Over $100,000
	iShares Core S&P U.S. Value ETF	Over $100,000
	iShares MSCI USA Value Factor ETF	Over $100,000

James Lam[2]	iShares 7-10 Year Treasury Bond ETF	Over $100,000	Over $100,000
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Name	Fund	Dollar Range of Equity Securities in Named Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
	iShares 10-20 Year Treasury Bond ETF	$50,001-$100,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P Mid-Cap ETF	Over $100,000
	iShares Dow Jones U.S. ETF	Over $100,000
	iShares Global Infrastructure ETF	$50,001-$100,000
	iShares Russell 2000 Growth ETF	Over $100,000
	iShares Russell 2000 Value ETF	Over $100,000
	iShares S&P 500 Growth ETF	Over $100,000
	iShares S&P 500 Value ETF	Over $100,000
	iShares Semiconductor ETF	$50,001-$100,000
	iShares TIPS Bond ETF	Over $100,000

Drew E. Lawton	iShares 1-3 Year Treasury Bond ETF	Over $100,000	Over $100,000
	iShares 20+ Year Treasury Bond BuyWrite Strategy ETF	$50,001-$100,000
	iShares Biotechnology ETF	$50,001-$100,000
	iShares Core Dividend Growth ETF	Over $100,000
	iShares Core MSCI Total International Stock ETF	$10,001-$50,000
	iShares Core S&P Total U.S. Stock Market ETF	Over $100,000
	iShares Core US Aggregate Bond ETF	$50,001-$100,000
	iShares Expanded Tech Sector ETF	$50,001-$100,000
	iShares Future Exponential Technologies ETF	Over $100,000
	iShares Global Financials ETF	$10,001-$50,000
	iShares MSCI Japan ETF	$50,001-$100,000
	iShares U.S. Financial Services ETF	$10,001-$50,000
	iShares U.S. Financials ETF	$10,001-$50,000
	iShares U.S. Healthcare ETF	Over $100,000

John E. Martinez	iShares Core MSCI International Developed Markets ETF	$10,001-$50,000	Over $100,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P Small-Cap ETF	Over $100,000
	iShares Global Consumer Staples ETF	$50,001-$100,000
	iShares Large Cap Max Buffer Sep ETF	Over $100,000
	iShares Russell 1000 ETF	Over $100,000
	iShares Russell 2000 ETF	Over $100,000

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Name	Fund	Dollar Range of Equity Securities in Named Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Madhav V. Rajan	iShares Core MSCI International Developed Markets ETF	Over $100,000	Over $100,000
	iShares Core S&P 500 ETF	Over $100,000

1
Appointed to serve as an Interested Trustee effective March 5, 2024.
2
Appointed to serve as an Independent Trustee effective April 8, 2024.
As of December 31, 2024, none of the Independent Trustees or their immediate family members owned beneficially or of record any securities of BFA (the Funds' investment adviser), the Distributor or any person controlling, controlled by or under common control with BFA or the Distributor.
Remuneration of Trustees and Advisory Board Members.  Effective January 1, 2025, each current Independent Trustee is paid an annual retainer of $475,000 for his or her services as a Board member to the BlackRock-advised Funds in the iShares Complex, together with out-of-pocket expenses in accordance with the Board’s policy on travel and other business expenses relating to attendance at meetings. The annual retainer for services as an Advisory Board Member is the same as the annual retainer for services as a Board member. The Independent Chair of the Board is paid an additional annual retainer of $125,000. The Chair of each of the Audit Committee, Risk Committee, Equity Plus Committee, Fixed Income Plus Committee, Securities Lending Committee, Nominating and Governance Committee and 15(c) Committee is paid an additional annual retainer of $50,000. The Co-Chair of each of the Audit Committee and Risk Committee was paid an additional retainer of $25,000. Prior to January 1, 2025, each Independent Trustee that served as a director of subsidiaries of the iShares Complex was paid an additional annual retainer of $10,000.
The table below sets forth the compensation paid to each Independent Trustee for services to the Funds and the aggregate compensation paid to them for services to the iShares Complex. Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation from its management fees. Compensation from the iShares Complex is not paid to Interested Trustees.
Trustee	Aggregate Compensation for the Funds in this SAI[1]	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Benefits Upon Retirement	Aggregate Compensation for the iShares Complex[2]
Interested Trustees:

Robert S. Kapito	None	Not Applicable	Not Applicable	None
Stephen Cohen[3]	None	Not Applicable	Not Applicable	None

Independent Trustees:

Jane D. Carlin	$27,830	Not Applicable	Not Applicable	$505,000
Richard L. Fagnani	27,583	Not Applicable	Not Applicable	515,000
Laura F. Fergerson[4]	24,155	Not Applicable	Not Applicable	341,250
Cecilia H. Herbert	26,708	Not Applicable	Not Applicable	525,000
John E. Kerrigan	31,870	Not Applicable	Not Applicable	580,000
James Lam[4]	24,155	Not Applicable	Not Applicable	341,250
Drew E. Lawton	28,032	Not Applicable	Not Applicable	500,000
John E. Martinez	27,493	Not Applicable	Not Applicable	490,000
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Trustee	Aggregate Compensation for the Funds in this SAI[1]	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Benefits Upon Retirement	Aggregate Compensation for the iShares Complex[2]
Madhav V. Rajan	27,493	Not Applicable	Not Applicable	490,000

1
Calculated by multiplying the “Aggregate Compensation for the iShares Complex” by the number of Funds in this SAI compared to the number of funds in the iShares Complex as of the fiscal year end.
2
Includes compensation for services to iShares, Inc., iShares Trust, and iShares U.S. ETF Trust for the most recent calendar year end.
3
Appointed to serve as an Interested Trustee effective March 5, 2024.
4
Appointed to serve as an Independent Trustee effective April 8, 2024.
Control Persons and Principal Holders of Securities.
The Trustees and officers of the Trust collectively owned less than 1% of each Fund's outstanding shares as of October 31, 2025.
Although the Trust does not have information concerning the beneficial ownership of shares held in the names of Depository Trust Company (“DTC”) participants (as defined below), as of October 31, 2025, the name and percentage ownership of each DTC participant that owned of record 5% or more of the outstanding shares of a Fund were as follows:

Fund	Name	Percentage of Ownership
iShares China Large-Cap ETF	Citibank, N.A. 3800 CitiBank Center Tampa Building B/1st Floor Zone 8 Tampa, FL 33610-9122	10.56%
	The Bank of New York Mellon 111 Sanders Creek Parkway 2nd Floor East Syracuse, NY 13057	9.28%
	The Bank of New York Mellon 240 Greenwich Street, 8th Floor New York, NY 10286	8.16%
	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	6.66%
	National Financial Services LLC 245 Summer Street Boston, MA 02210	5.66%

iShares ESG Optimized MSCI USA Min Vol Factor ETF	State Street Bank and Trust Company 1776 Heritage Drive North Quincy, MA 02171	40.01%
	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	33.96%
	BofA Securities, Inc. 100 N Tryon Street NC1-007-14-30 Charlotte, NC 28255	8.32%

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Fund	Name	Percentage of Ownership
iShares International Equity Factor ETF	Pershing LLC One Pershing Plaza Jersey City, NJ 07399	30.31%
	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	26.64%
	National Financial Services LLC 245 Summer Street Boston, MA 02210	12.15%
	JPMorgan Chase Bank, National Association 1111 Polaris Parkway Columbus, OH 43240	8.79%

iShares International Small-Cap Equity Factor ETF	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	51.97%
	National Financial Services LLC 245 Summer Street Boston, MA 02210	18.77%
	Pershing LLC One Pershing Plaza Jersey City, NJ 07399	6.20%
	LPL Financial Corporation 9785 Towne Centre Drive San Diego, CA 92121-1968	5.21%

iShares MSCI EAFE ETF	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	13.76%
	National Financial Services LLC 245 Summer Street Boston, MA 02210	10.37%
	BlackRock Institutional Trust Company, N.A. 400 Howard Street San Francisco, CA 94105	10.24%
	The Bank of New York Mellon 111 Sanders Creek Parkway 2nd Floor East Syracuse, NY 13057	7.11%

iShares MSCI EAFE Growth ETF	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	26.26%
	National Financial Services LLC 245 Summer Street Boston, MA 02210	18.31%
	Edward D. Jones & Co. 12555 Manchester Road Saint Louis, MO 63131	9.56%
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Fund	Name	Percentage of Ownership
	Pershing LLC One Pershing Plaza Jersey City, NJ 07399	5.36%

iShares MSCI EAFE Min Vol Factor ETF	National Financial Services LLC 245 Summer Street Boston, MA 02210	23.96%
	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	19.55%
	Morgan Stanley Smith Barney LLC One New York Plaza New York, NY 10004	5.88%
	Merrill Lynch, Pierce, Fenner & Smith Incorporated - TS Sub 101 Hudson Street 9th Floor Jersey City, NJ 07302-3997	5.25%

iShares MSCI EAFE Small-Cap ETF	Edward D. Jones & Co. 12555 Manchester Road Saint Louis, MO 63131	29.76%
	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	20.18%
	National Financial Services LLC 245 Summer Street Boston, MA 02210	11.68%
	Pershing LLC One Pershing Plaza Jersey City, NJ 07399	10.01%

iShares MSCI EAFE Value ETF	National Financial Services LLC 245 Summer Street Boston, MA 02210	27.20%
	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	21.37%
	Pershing LLC One Pershing Plaza Jersey City, NJ 07399	6.77%
	LPL Financial Corporation 9785 Towne Centre Drive San Diego, CA 92121-1968	6.11%

iShares MSCI Europe Financials ETF	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	14.73%
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Fund	Name	Percentage of Ownership
	National Financial Services LLC 245 Summer Street Boston, MA 02210	14.27%
	Brown Brothers Harriman & Co. 525 Washington Blvd. 11th Floor Jersey City, NJ 07310	11.66%
	Morgan Stanley Smith Barney LLC One New York Plaza New York, NY 10004	7.89%
	Citibank, N.A. 3800 CitiBank Center Tampa Building B/1st Floor Zone 8 Tampa, FL 33610-9122	7.79%
	State Street Bank and Trust Company 1776 Heritage Drive North Quincy, MA 02171	7.07%
	UBS Financial Services Inc. 1000 Harbor Blvd. Weehawken, NJ 07086	6.47%

iShares MSCI Europe Small-Cap ETF	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	16.06%
	Citibank, N.A. 3800 CitiBank Center Tampa Building B/1st Floor Zone 8 Tampa, FL 33610-9122	15.18%
	National Financial Services LLC 245 Summer Street Boston, MA 02210	10.43%
	Brown Brothers Harriman & Co. 525 Washington Blvd. 11th Floor Jersey City, NJ 07310	6.87%
	Morgan Stanley Smith Barney LLC One New York Plaza New York, NY 10004	6.53%
	CANACCORD GENUITY CORP./CDS 40 Temperance St Suite 2100 Toronto, ON Canada M5H 0B4	5.54%
	UBS Financial Services Inc. 1000 Harbor Blvd. Weehawken, NJ 07086	5.50%
	Pershing LLC One Pershing Plaza Jersey City, NJ 07399	5.33%

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Fund	Name	Percentage of Ownership
iShares MSCI Intl Momentum Factor ETF	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	56.54%
	National Financial Services LLC 245 Summer Street Boston, MA 02210	21.02%

iShares MSCI Intl Quality Factor ETF	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	23.02%
	Pershing LLC One Pershing Plaza Jersey City, NJ 07399	21.40%
	National Financial Services LLC 245 Summer Street Boston, MA 02210	14.09%
	Merrill Lynch, Pierce, Fenner & Smith Incorporated - TS Sub 101 Hudson Street 9th Floor Jersey City, NJ 07302-3997	10.21%
	Ameriprise Enterprise Investment Services, Inc. 901 3rd Avenue South Minneapolis, MN 55474	5.59%

iShares MSCI Intl Value Factor ETF	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	28.22%
	Pershing LLC One Pershing Plaza Jersey City, NJ 07399	24.40%
	National Financial Services LLC 245 Summer Street Boston, MA 02210	23.58%

iShares MSCI USA Min Vol Factor ETF	National Financial Services LLC 245 Summer Street Boston, MA 02210	18.46%
	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	15.13%
	Raymond, James & Associates, Inc. 880 Carillon Parkway P.O. Box 12749 St. Petersburg, FL 33733	8.12%
	Merrill Lynch, Pierce, Fenner & Smith Incorporated - TS Sub 101 Hudson Street 9th Floor Jersey City, NJ 07302-3997	7.07%
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Fund	Name	Percentage of Ownership
	Morgan Stanley Smith Barney LLC One New York Plaza New York, NY 10004	5.69%
	Pershing LLC One Pershing Plaza Jersey City, NJ 07399	5.40%
	LPL Financial Corporation 9785 Towne Centre Drive San Diego, CA 92121-1968	5.03%

iShares MSCI USA Momentum Factor ETF	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	27.68%
	National Financial Services LLC 245 Summer Street Boston, MA 02210	26.44%
	Raymond, James & Associates, Inc. 880 Carillon Parkway P.O. Box 12749 St. Petersburg, FL 33733	6.18%
	Pershing LLC One Pershing Plaza Jersey City, NJ 07399	5.36%

iShares MSCI USA Quality Factor ETF	National Financial Services LLC 245 Summer Street Boston, MA 02210	27.41%
	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	20.32%
	LPL Financial Corporation 9785 Towne Centre Drive San Diego, CA 92121-1968	8.60%
	Pershing LLC One Pershing Plaza Jersey City, NJ 07399	6.49%

iShares MSCI USA Size Factor ETF	Merrill Lynch, Pierce, Fenner & Smith Incorporated - TS Sub 101 Hudson Street 9th Floor Jersey City, NJ 07302-3997	30.62%
	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	15.13%
	State Street Bank and Trust Company 1776 Heritage Drive North Quincy, MA 02171	14.13%
	National Financial Services LLC 245 Summer Street Boston, MA 02210	12.60%
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Fund	Name	Percentage of Ownership
	Pershing LLC One Pershing Plaza Jersey City, NJ 07399	10.30%

iShares MSCI USA Small-Cap Min Vol Factor ETF	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	25.66%
	National Financial Services LLC 245 Summer Street Boston, MA 02210	15.11%
	Merrill Lynch, Pierce, Fenner & Smith Incorporated - TS Sub 101 Hudson Street 9th Floor Jersey City, NJ 07302-3997	13.89%
	Raymond, James & Associates, Inc. 880 Carillon Parkway P.O. Box 12749 St. Petersburg, FL 33733	11.32%
	Bank of America, National Association GWIM TRUST OPERATIONS 411 N. Akard Street 5th Floor Dallas, TX 75201	8.48%
	Wells Fargo Clearing Services LLC 2801 Market Street St Louis, MO 63103	5.95%
	LPL Financial Corporation 9785 Towne Centre Drive San Diego, CA 92121-1968	5.24%

iShares MSCI USA Value Factor ETF	Pershing LLC One Pershing Plaza Jersey City, NJ 07399	42.76%
	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	10.63%
	Citibank, N.A. 3800 CitiBank Center Tampa Building B/1st Floor Zone 8 Tampa, FL 33610-9122	9.38%
	National Financial Services LLC 245 Summer Street Boston, MA 02210	6.36%
	State Street Bank and Trust Company 1776 Heritage Drive North Quincy, MA 02171	5.58%

iShares U.S. Equity Factor ETF	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	31.89%
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Fund	Name	Percentage of Ownership
	National Financial Services LLC 245 Summer Street Boston, MA 02210	27.42%
	Wells Fargo Clearing Services LLC 2801 Market Street St Louis, MO 63103	11.77%
	Pershing LLC One Pershing Plaza Jersey City, NJ 07399	9.53%

iShares U.S. Small-Cap Equity Factor ETF	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	39.81%
	National Financial Services LLC 245 Summer Street Boston, MA 02210	13.48%
	Ameriprise Enterprise Investment Services, Inc. 901 3rd Avenue South Minneapolis, MN 55474	9.41%
	LPL Financial Corporation 9785 Towne Centre Drive San Diego, CA 92121-1968	7.64%
	Wells Fargo Clearing Services LLC 2801 Market Street St Louis, MO 63103	7.16%
	Pershing LLC One Pershing Plaza Jersey City, NJ 07399	5.35%

iShares U.S. Tech Breakthrough Multisector ETF	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	65.45%
	National Financial Services LLC 245 Summer Street Boston, MA 02210	9.50%
Conflicts of Interest.  Certain activities of BlackRock, Inc., BlackRock Advisors, LLC, BlackRock Fund Advisors and the other subsidiaries of BlackRock, Inc. (collectively referred to in this section as “BlackRock”) and their respective directors, officers or employees, with respect to the Funds and/or other accounts managed by BlackRock, may give rise to actual or perceived conflicts of interest such as those described below.
BlackRock is one of the world’s largest asset management firms. BlackRock, its subsidiaries and their respective directors, officers and employees, including the business units or entities and personnel who may be involved in the investment activities and business operations of a Fund, are engaged worldwide in businesses, including managing equities, fixed income securities, cash and alternative investments, and other financial services, and have interests other than that of managing the Funds. These are considerations of which investors in a Fund should be aware, and which may cause conflicts of interest that could disadvantage a Fund and its shareholders. These businesses and interests include potential multiple advisory, transactional, financial and other relationships with, or interests in companies and interests in securities or other instruments that may be purchased or sold by a Fund.
BlackRock has proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of a Fund
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and/or that engage in transactions in the same types of securities, currencies and instruments as the Fund. BlackRock is also a major participant in the global currency, equities, swap and fixed income markets, in each case, for the accounts of clients and, in some cases, on a proprietary basis. As such, BlackRock is or may be actively engaged in transactions in the same securities, currencies, and instruments in which a Fund invests.
Such activities could affect the prices and availability of the securities, currencies, and instruments in which a Fund invests, which could have an adverse impact on a Fund’s performance. Such transactions, particularly in respect of most proprietary accounts or client accounts, will be executed independently of a Fund’s transactions and thus at prices or rates that may be more or less favorable than those obtained by the Fund. In addition, the portfolio holdings of certain BlackRock-advised investment vehicles managed in an identical or substantially similar manner as certain Funds are made publicly available on a more timely basis than the applicable Fund. In some cases, such portfolio holdings are made publicly available on a daily basis. While not expected, it is possible that a recipient of portfolio holdings information for such an investment vehicle could cause harm to a Fund that is managed in an identical or substantially similar manner, including by trading ahead of or against such Fund based on the information received.
When BlackRock seeks to purchase or sell the same assets for client accounts, including a Fund, the assets actually purchased or sold may be allocated among the accounts on a basis determined in its good faith discretion to be equitable. In some cases, this system may adversely affect the size or price of the assets purchased or sold for a Fund. In addition, transactions in investments by one or more other accounts managed by BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of a Fund, particularly, but not limited to, with respect to small capitalization, emerging market or less liquid strategies. This may occur with respect to BlackRock-advised accounts when investment decisions regarding a Fund are based on research or other information that is also used to support decisions for other accounts. When BlackRock implements a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for a Fund, market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Fund could otherwise be disadvantaged. BlackRock may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences, which may cause a Fund to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so.
Conflicts may also arise because portfolio decisions regarding a Fund may benefit other accounts managed by BlackRock. For example, the sale of a long position or establishment of a short position by a Fund may impair the price of the same security sold short by (and therefore benefit) BlackRock or its other accounts or funds, and the purchase of a security or covering of a short position in a security by a Fund may increase the price of the same security held by (and therefore benefit) BlackRock or its other accounts or funds.
BlackRock, on behalf of other client accounts, on the one hand, and a Fund, on the other hand, may invest in or extend credit to different parts of the capital structure of a single issuer. BlackRock may pursue rights, provide advice or engage in other activities, or refrain from pursuing rights, providing advice or engaging in other activities, on behalf of other clients with respect to an issuer in which a Fund has invested, and such actions (or refraining from action) may have a material adverse effect on the Fund. In situations in which clients of BlackRock (including the Funds) hold positions in multiple parts of the capital structure of an issuer, BlackRock may not pursue certain actions or remedies that may be available to a Fund, as a result of legal and regulatory requirements or otherwise. BlackRock addresses these and other potential conflicts of interest based on the facts and circumstances of particular situations. For example, BlackRock may determine to rely on information barriers between different business units or portfolio management teams. BlackRock may also determine to rely on the actions of similarly situated holders of loans or securities rather than, or in connection with, taking such actions itself on behalf of the Funds.
In addition, to the extent permitted by applicable law, certain Funds may invest their assets in other funds advised by BlackRock, including funds that are managed by one or more of the same portfolio managers, which could result in conflicts of interest relating to asset allocation, timing of Fund purchases and redemptions or sales, and increased remuneration and profitability for BlackRock and/or its personnel, including portfolio managers.
In certain circumstances, BlackRock, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BlackRock. BlackRock may (but is not required to) effect purchases and sales between BlackRock clients (“cross trades”), including the Funds, if BlackRock believes such transactions are appropriate based on each party’s
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investment objectives and guidelines, subject to applicable law and regulation. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit BlackRock’s decision to engage in these transactions for the Funds. BlackRock may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.
BlackRock and its clients may pursue or enforce rights with respect to an issuer in which a Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of the Fund’s investments may be negatively impacted by the activities of BlackRock or its clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.
The results of a Fund’s investment activities may differ significantly from the results achieved by BlackRock for its proprietary accounts or other accounts (including investment companies or collective investment vehicles) that it manages or advises. It is possible that one or more accounts managed or advised by BlackRock and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which one or more proprietary or other accounts managed or advised by BlackRock achieve significant profits. The opposite result is also possible.
From time to time, a Fund may be restricted from purchasing or selling securities, or from engaging in other investment activities because of regulatory, legal or contractual requirements applicable to BlackRock or other accounts managed or advised by BlackRock, and/or the internal policies of BlackRock designed to comply with such requirements. As a result, there may be periods, for example, when BlackRock will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which BlackRock is performing services or when position limits have been reached. For example, the investment activities of BlackRock for its proprietary accounts and accounts under its management may limit the investment opportunities for a Fund in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.
In connection with its management of a Fund, BlackRock may have access to certain fundamental analysis and proprietary technical models developed by BlackRock. BlackRock will not be under any obligation, however, to effect transactions on behalf of a Fund in accordance with such analysis and models. In addition, BlackRock will not have any obligation to make available any information regarding its proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of a Fund and it is not anticipated that BlackRock will have access to such information for the purpose of managing the Fund. The proprietary activities or portfolio strategies of BlackRock, or the activities or strategies used for accounts managed by BlackRock or other client accounts could conflict with the transactions and strategies employed by BlackRock in managing a Fund.
The Funds may be included in investment models developed by BlackRock for use by clients and financial advisors. To the extent clients invest in these investment models and increase the assets under management of the Funds, the investment management fee amounts paid by the Funds to BlackRock may also increase. The net asset value and liquidity of a Fund may be impacted by purchases and sales of the Fund by model-driven investment portfolios, as well as by BlackRock itself and by its advisory clients. In addition, certain principals and certain employees of a Fund’s investment adviser are also principals or employees of other business units or entities within BlackRock. As a result, these principals and employees may have obligations to such other business units or entities or their clients and such obligations to other business units or entities or their clients may be a consideration of which investors in a Fund should be aware.
BlackRock may enter into transactions and invest in securities, instruments and currencies on behalf of a Fund in which clients of BlackRock, or, to the extent permitted by the SEC and applicable law, BlackRock, serves as the counterparty, principal or issuer. In such cases, such party’s interests in the transaction will be adverse to the interests of the Fund, and such party may have no incentive to assure that the Fund obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by a Fund may enhance the profitability of BlackRock.
BlackRock may also create, write or issue derivatives for clients, the underlying securities, currencies or instruments of which may be those in which a Fund invests or which may be based on the performance of the Fund. Additionally, an affiliate of BlackRock will create, write or issue options, which may be based on the performance of certain Funds. BlackRock has entered into an arrangement with Markit Indices Limited, the index provider for underlying fixed-income indexes used by certain iShares ETFs, related to derivative fixed-income products that are based on such iShares ETFs. Trading activity in these derivative products could also potentially lead to greater liquidity for such products, increased purchase activity with
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respect to these iShares ETFs and increased assets under management for BlackRock. A Fund may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by BlackRock and may also enter into transactions with other clients of BlackRock where such other clients have interests adverse to those of the Fund. At times, these activities may cause business units or entities within BlackRock to give advice to clients that may cause these clients to take actions adverse to the interests of the Fund. To the extent such transactions are permitted, a Fund will deal with BlackRock on an arms-length basis.
To the extent authorized by applicable law, BlackRock may act as broker, dealer, agent, lender or adviser or in other commercial capacities for a Fund. It is anticipated that the commissions, mark-ups, markdowns, financial advisory fees, underwriting and placement fees, sales fees, financing and commitment fees, brokerage fees, other fees, compensation or profits, rates, terms and conditions charged by BlackRock will be in its view commercially reasonable, although BlackRock, including its sales personnel, will have an interest in obtaining fees and other amounts that are favorable to BlackRock and such sales personnel, which may have an adverse effect on the Funds. Index based funds may use an index provider that is affiliated with another service provider of the Fund or BlackRock that acts as a broker, dealer, agent, lender or in other commercial capacities for a Fund or BlackRock.
Subject to applicable law, BlackRock (and its personnel and other distributors) will be entitled to retain fees and other amounts that they receive in connection with their service to the Funds as broker, dealer, agent, lender, adviser or in other commercial capacities. No accounting to the Funds or their shareholders will be required, and no fees or other compensation payable by the Funds or their shareholders will be reduced by reason of receipt by BlackRock of any such fees or other amounts.
When BlackRock acts as broker, dealer, agent, adviser or in other commercial capacities in relation to the Funds, BlackRock may take commercial steps in its own interests, which may have an adverse effect on the Funds. A Fund will be required to establish business relationships with its counterparties based on the Fund’s own credit standing. BlackRock will not have any obligation to allow its credit to be used in connection with a Fund’s establishment of its business relationships, nor is it expected that the Fund’s counterparties will rely on the credit of BlackRock in evaluating the Fund’s creditworthiness.
BTC, an affiliate of BlackRock, pursuant to SEC exemptive relief, acts as securities lending agent to, and receives a share of securities lending revenues from, the Funds. BlackRock will also receive compensation for managing the reinvestment of the cash collateral from securities lending. There are potential conflicts of interests in managing a securities lending program, including but not limited to: (i) BlackRock as securities lending agent may have an incentive to, among other things, increase or decrease the amount of securities on loan or to lend particular securities in order to generate additional risk-adjusted revenue for BlackRock and its affiliates; and (ii) BlackRock as securities lending agent may have an incentive to allocate loans to clients that would provide more revenue to BlackRock. As described further below, BlackRock seeks to mitigate this conflict by providing its securities lending clients with equal lending opportunities over time in order to approximate pro rata allocation.
As part of its securities lending program, BlackRock indemnifies the Funds and certain other clients and/ or funds against a shortfall in collateral in the event of borrower default. On a regular basis, BlackRock calculates the potential dollar exposure of collateral shortfall resulting from a borrower default (“shortfall risk”) in the securities lending program. BlackRock establishes program-wide borrower limits (“credit limits”) to actively manage borrower-specific credit exposure. BlackRock oversees the risk model that calculates projected collateral shortfall values using loan-level factors such as loan and collateral type and market value as well as specific borrower credit characteristics. When necessary, BlackRock may adjust securities lending program attributes by restricting eligible collateral or reducing borrower credit limits. As a result, the management of program-wide exposure as well as BlackRock-specific indemnification exposure may affect the amount of securities lending activity BlackRock may conduct at any given point in time by reducing the volume of lending opportunities for certain loans (including by asset type, collateral type and/or revenue profile).
BlackRock may decline to make a securities loan on behalf of a Fund, discontinue lending on behalf of a Fund or terminate a securities loan on behalf of a Fund for any reason, including but not limited to regulatory requirements and/or market rules, liquidity considerations, or credit considerations, which may impact Funds by reducing or eliminating the volume of lending opportunities for certain types of loans, loans in particular markets, loans of particular securities or types of securities, or for loans overall. In addition, some borrowers may prefer certain BlackRock lenders that provide additional protections against lender default that are favored by their prudential regulation.
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BlackRock uses a predetermined systematic process in order to approximate pro rata allocation over time. In order to allocate a loan to a portfolio: (i) BlackRock as a whole must have sufficient lending capacity pursuant to the various program limits (i.e., indemnification exposure limit and borrower credit limits); (ii) the lending portfolio must hold the asset at the time a loan opportunity arrives; and (iii) the lending portfolio must also have enough inventory, either on its own or when aggregated with other portfolios into one single market delivery, to satisfy the loan request. In doing so, BlackRock seeks to provide equal lending opportunities for all portfolios, independent of whether BlackRock indemnifies the portfolio. Equal opportunities for lending portfolios does not guarantee equal outcomes. Specifically, short and long-term outcomes for individual clients may vary due to asset mix, asset/liability spreads on different securities, and the overall limits imposed by the firm.
Purchases and sales of securities and other assets for a Fund may be bunched or aggregated with orders for other BlackRock client accounts, including with accounts that pay different transaction costs solely due to the fact that they have different research payment arrangements. BlackRock, however, is not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that bunching or aggregating is not practicable or required, or in cases involving client direction.
Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.
BlackRock does not currently enter into arrangements to use the Fund’s assets for, or participate in, soft dollars, although BlackRock may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that BlackRock receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by BlackRock.
Subject to applicable law, BlackRock may select brokers that furnish BlackRock, the Funds, other BlackRock client accounts or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in BlackRock’s view, appropriate assistance to BlackRock in the investment decision-making process (including with respect to futures, fixed-price offerings and OTC transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; research-oriented software and other services and products.
Research or other services obtained in this manner may be used in servicing any or all of the Funds and other BlackRock client accounts, including in connection with BlackRock client accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other BlackRock client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other BlackRock client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BlackRock client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Funds and to such other BlackRock client accounts. To the extent that BlackRock uses soft dollars, it will not have to pay for those products and services itself.
BlackRock, unless prohibited by applicable law, may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BlackRock believes are useful in its investment decision-making process. BlackRock may from time to time choose not to engage in the above described arrangements to varying degrees. BlackRock, unless prohibited by applicable law, may also enter into commission sharing arrangements under which BlackRock may execute transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BlackRock. To the extent that BlackRock engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.
BlackRock may utilize certain electronic crossing networks (“ECNs”) (including, without limitation, ECNs in which BlackRock has an investment or other interest, to the extent permitted by applicable law) in executing client securities transactions for
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certain types of securities. These ECNs may charge fees for their services, including access fees and transaction fees. The transaction fees, which are similar to commissions or markups/markdowns, will generally be charged to clients and, like commissions and markups/markdowns, would generally be included in the cost of the securities purchased. Access fees may be paid by BlackRock even though incurred in connection with executing transactions on behalf of clients, including the Funds. In certain circumstances, ECNs may offer volume discounts that will reduce the access fees typically paid by BlackRock. BlackRock will only utilize ECNs consistent with its obligation to seek to obtain best execution in client transactions.
BlackRock owns a minority interest in, and is a member of, Members Exchange (“MEMX”), a newly created U.S. stock exchange. Transactions for a Fund may be executed on MEMX if third party brokers select MEMX as the appropriate venue for execution of orders placed by BlackRock traders on behalf of client portfolios. In addition, transactions in ETF shares may be executed on MEMX if third party brokers select MEMX as the appropriate venue for the execution of such orders.
BlackRock has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Funds, and to help ensure that such decisions are made in accordance with BlackRock’s fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of BlackRock may have the effect of favoring the interests of other clients or businesses of other divisions or units of BlackRock, provided that BlackRock believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see “Proxy Voting Policies.”
It is also possible that, from time to time, BlackRock and /or its advisory clients (including other funds and separately managed accounts) may, subject to compliance with applicable law, purchase and hold shares of a Fund. Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio.
BlackRock reserves the right, subject to compliance with applicable law, to sell into the market or redeem in Creation Units through an Authorized Participant at any time some or all of the shares of the Fund acquired for its own accounts or the account of a BlackRock advisory client. A large sale or redemption of shares of the Fund by BlackRock itself or a BlackRock advisory client could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s liquidity, investment flexibility, portfolio diversification, expense ratio or ability to comply with the listing requirements for the Fund.
It is possible that a Fund may invest in securities of, or engage in transactions with, companies in which BlackRock has significant debt or equity investments or other interests. A Fund may also invest in issuances (such as structured notes) by entities for which BlackRock provides and is compensated for cash management services relating to the proceeds from the sale of such issuances. In making investment decisions for a Fund, BlackRock is not permitted to obtain or use material non-public information acquired by any unit of BlackRock, in the course of these activities. In addition, from time to time, the activities of BlackRock may limit a Fund’s flexibility in purchases and sales of securities. As indicated below, BlackRock may engage in transactions with companies in which BlackRock-advised funds or other clients of BlackRock have an investment.
BlackRock and its personnel and other financial service providers may have interests in promoting sales of the Funds. With respect to BlackRock and its personnel, the remuneration and profitability relating to services to and sales of the Funds or other products may be greater than remuneration and profitability relating to services to and sales of certain funds or other products that might be provided or offered. BlackRock and its sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the Funds or their shareholders. BlackRock and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher than for other products or services, and the remuneration and profitability to BlackRock and such personnel resulting from transactions on behalf of or management of the Funds may be greater than the remuneration and profitability resulting from other funds or products.
Third parties, including service providers to BlackRock or the Fund, may sponsor events (including, but not limited to, marketing and promotional activities and presentations, educational training programs and conferences) for registered representatives, other professionals and individual investors. There is a potential conflict of interest as such sponsorships may defray the costs of such activities to BlackRock, and may provide an incentive to BlackRock to retain such third parties to provide services to the Fund.
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BlackRock may provide valuation assistance to certain clients with respect to certain securities or other investments and the valuation recommendations made for such clients’ accounts may differ from the valuations for the same securities or investments assigned by a Fund’s pricing vendors, especially if such valuations are based on broker-dealer quotes or other data sources unavailable to the Fund’s pricing vendors. While BlackRock will generally communicate its valuation information or determinations to a Fund’s pricing vendors and/or fund accountants, there may be instances where the Fund’s pricing vendors or fund accountants assign a different valuation to a security or other investment than the valuation for such security or investment determined or recommended by BlackRock.
As disclosed in more detail in “Determination of Net Asset Value” in this SAI, when market quotations are not readily available or are believed by BlackRock to be unreliable, a Fund’s investments are valued at fair value by BlackRock. BlackRock has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act and acts through BlackRock’s Rule 2a-5 Committee (the “2a-5 Committee”), with assistance from other BlackRock pricing committees and in accordance with BlackRock’s policies and procedures (the “Valuation Procedures”). When determining a “fair value price,” the 2a-5 Committee seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset or liability in an arm’s-length transaction. The price generally may not be determined based on what a Fund might reasonably expect to receive for selling an asset or liability at a later time or if it holds the asset or liability to maturity. While fair value determinations will be based upon all available factors that BlackRock deems relevant at the time of the determination, and may be based on analytical values determined by BlackRock using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of an asset or liability. The fair value of one or more assets or liabilities may not, in retrospect, be the price at which those assets or liabilities could have been sold during the period in which the particular fair values were used in determining a Fund’s NAV. As a result, a Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued by the 2a-5 Committee at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders and may affect the amount of revenue received by BlackRock with respect to services for which it receives an asset-based fee.
To the extent permitted by applicable law, a Fund may invest all or some of its short term cash investments in any money market fund or similarly-managed private fund advised or managed by BlackRock. In connection with any such investments, a Fund, to the extent permitted by the Investment Company Act, may pay its share of expenses of a money market fund or other similarly managed private fund in which it invests, which may result in a Fund bearing some additional expenses.
BlackRock and its directors, officers and employees, may buy and sell securities or other investments for their own accounts and may have conflicts of interest with respect to investments made on behalf of a Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers and employees of BlackRock that are the same, different from or made at different times than positions taken for the Fund. To lessen the possibility that a Fund will be adversely affected by this personal trading, the Fund, BRIL and BlackRock each have adopted a Code of Ethics in compliance with Section 17(j) of the Investment Company Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Fund’s portfolio transactions. Each Code of Ethics is also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov.
BlackRock will not purchase securities or other property from, or sell securities or other property to, a Fund, except that the Fund may in accordance with rules or guidance adopted under the Investment Company Act engage in transactions with another Fund or accounts that are affiliated with the Fund as a result of common officers, directors, or investment advisers or pursuant to exemptive orders granted to the Funds and/or BlackRock by the SEC. These transactions would be effected in circumstances in which BlackRock determined that it would be appropriate for the Fund to purchase and another client of BlackRock to sell, or the Fund to sell and another client of BlackRock to purchase, the same security or instrument on the same day. From time to time, the activities of a Fund may be restricted because of regulatory requirements applicable to BlackRock and/or BlackRock’s internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by BlackRock would not be subject to some of those considerations. There may be periods when BlackRock may not initiate or recommend certain types of transactions, or may otherwise restrict or limit its advice in certain securities or instruments issued by or related to companies for which BlackRock is performing advisory or other services or has proprietary positions. For example, when BlackRock is engaged to provide advisory or risk management services for a company, BlackRock may be prohibited from or limited in purchasing or selling securities of that company on behalf of a Fund, particularly where such services result in BlackRock obtaining material non-public information about the company (e.g., in connection with participation in a creditors’ committee). Similar situations could arise if personnel of BlackRock serve as directors of companies the securities of which the Funds wish to purchase or sell. However, if permitted
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by applicable law, and where consistent with BlackRock’s policies and procedures (including the necessary implementation of appropriate information barriers), the Funds may purchase securities or instruments that are issued by such companies, are the subject of an advisory or risk management assignment by BlackRock, or where personnel of BlackRock are directors or officers of the issuer.
BlackRock has adopted and implemented policies and procedures that are designed to address potential conflicts that arise in connection with the advisory services BlackRock provides to Funds and other clients. Certain BlackRock advisory personnel may take views, and make decisions or recommendations, that are different than or opposite those of other BlackRock advisory personnel. Certain portfolio management teams within BlackRock may make decisions or take (or refrain from taking) actions with respect to clients they advise in a manner different than or adverse to the decisions made or the actions taken (or not taken) by the Funds’ portfolio management teams. The various portfolio management teams may not share information with each other, including as a result of certain information barriers and other policies, and will not have any obligation or other duty to do so.
BlackRock has established certain information barriers and other policies to address the sharing of information between different businesses within BlackRock, including, effective on or about January 21, 2025, with respect to personnel responsible with managing portfolios and voting proxies with respect to certain index equity portfolios versus those responsible for managing portfolios and voting proxies with respect to all other portfolios. As a result of information barriers, certain units of BlackRock generally will not have access, or will have limited access, to certain information and personnel, including senior personnel, in other units of BlackRock, and generally will not manage the Funds with the benefit of information possessed by such other units. Therefore, BlackRock may not be able to review potential investments for the Funds with the benefit of information held by certain areas of BlackRock.
BlackRock may determine to move certain personnel, businesses, or business units from one side of an information barrier to the other side of the information barrier. In connection therewith, BlackRock personnel, businesses, and business units that were moved will no longer have access to the information and personnel from the side of the information barrier from which they were moved. Information obtained in connection with such changes to information barriers may limit or restrict the ability of BlackRock to engage in or otherwise effect transactions on behalf of the Funds (including purchasing or selling securities that BlackRock may otherwise have purchased or sold for a client in the absence of a change to an information barrier). Information barriers may not have their intended impact due to, for example, changes in applicable law or inadvertent crossings of the barriers, and actions by personnel on one side of a barrier may impact the potential actions of personnel on the other side of a barrier.
Although the information barriers are intended to allow for independent portfolio management decision making and proxy voting among certain BlackRock businesses, the investment activities of BlackRock for BlackRock clients, as well as BlackRock’s proprietary accounts, may nonetheless limit the investment strategies and rights of other clients (including the Funds). As BlackRock’s assets under management increases, BlackRock clients may face greater negative impacts due to ownership restrictions and limitations imposed by laws, regulations, rules, regulators, or issuers. For example, in certain circumstances where a BlackRock client invests in securities issued by companies that operate in certain industries (e.g., banking, insurance, and utilities) or in certain emerging or international markets, or are subject to regulatory or corporate ownership restrictions (e.g., with mechanisms such as poison pills in place to prevent takeovers), or where a BlackRock client invests in certain futures and derivatives, there may be limits on the aggregate amount invested by BlackRock for its clients and BlackRock’s proprietary accounts that may not be exceeded without the grant of a license or other regulatory or corporate approval, order, consent, relief, waiver or non-disapproval or, if exceeded, may cause BlackRock or its clients to be subject to enforcement actions, disgorgement of share ownership or profits, regulatory restrictions, complex compliance reporting, increased compliance costs or suffer disadvantages or business restrictions. In light of certain restrictions, BlackRock may also seek to make indirect investments (e.g., using derivatives) on behalf of its clients to receive exposure to certain securities in excess of the applicable ownership restrictions and limitations when legally permitted that will expose such clients to additional costs and additional risks, including any risks associated with investing in derivatives. There may be limited availability of derivatives that provide indirect exposure to an impacted security. In addition, BlackRock clients can be subject to more than one ownership limitation depending on each client’s holdings, and each ownership limitation can impact multiple securities held by the client. Certain clients or shareholders may have their own overlapping obligations to monitor their compliance with ownership limitations across their investments.
If certain aggregate ownership thresholds are reached either through the actions of BlackRock or a BlackRock client or as a result of corporate actions by the issuer, the ability of BlackRock on behalf of clients to purchase or dispose of investments, or
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exercise rights (including voting) or undertake business transactions, may be restricted by law, regulation, rule, or organizational documents or otherwise impaired. For example, to meet the requirements of an ownership limitation or restriction, a client may be unable to purchase or directly hold a security the client would otherwise purchase or hold. The limitation or restriction may be based on the holdings of other BlackRock clients instead of the specific client being restricted. For index funds, this means a fund may not be able to track its index as closely as it would if it was not subject to an ownership limitation or restriction because the fund cannot acquire the amount of the impacted security included in its index. BlackRock on behalf of its clients may limit purchases, sell existing investments, utilize indirect investments, utilize information barriers, or otherwise restrict, forgo, or limit the exercise of rights (including transferring, outsourcing, or limiting voting rights or forgoing the right to receive dividends) when BlackRock, in its sole discretion, deems it appropriate in light of potential regulatory or other restrictions on ownership or other consequences resulting from reaching investment thresholds. These types of restrictions could negatively impact a client’s performance or ability to meet its investment objective.
When BlackRock or a BlackRock client is subject to an ownership limitation, BlackRock may in its discretion seek permission from the applicable issuers or regulators to exceed the limitation. However, there is no guarantee that permission will be granted, or that, once granted, it will not be modified or revoked at a later date with minimal or no notice. The issuer and/or regulator may also require that BlackRock on behalf of itself and its clients take or refrain from taking certain actions in connection with the approval, order, consent, relief or non-disapproval, which BlackRock may accept if it believes the benefits outweigh the costs and may limit BlackRock from taking actions that it otherwise would take. In those circumstances where ownership thresholds or limitations must be observed, BlackRock seeks to allocate limited investment opportunities equitably among clients, taking into consideration benchmark weight and investment strategy. BlackRock may adopt certain controls designed to prevent the occurrence of a breach of any applicable ownership threshold or limits, including, for example, when ownership in certain securities nears an applicable threshold, BlackRock may limit additional purchases in such securities or, with respect to ETFs, remove such securities from the list of Deposit Securities to be delivered to the Fund in connection with purchases of Creation Units of such Fund. If client holdings of an issuer exceed an applicable threshold and BlackRock is unable to obtain relief to enable the continued holding of such investments, it may be necessary to reduce these positions to meet the applicable limitations and BlackRock or such client may be subject to regulatory actions. In these cases, the investments will be sold in a manner that BlackRock deems fair and equitable over time.
Ownership limitations are highly complex. It is possible that, despite BlackRock’s intent to either comply with or be granted permission to exceed ownership limitations, it may inadvertently breach a limit or violate the corporate or regulatory approval, order, consent, relief or non-disapproval that was obtained.
In addition to the foregoing, other ownership thresholds may trigger reporting requirements to governmental and regulatory authorities, and such reports may entail the disclosure of the identity of a client or BlackRock’s intended strategy with respect to such security or asset.
BlackRock may not serve as an Authorized Participant in the creation and redemption of iShares ETFs.
Under an ETF Services Agreement, the Fund has, when applicable, retained BRIL, an affiliate of BFA, to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units of the Fund (“ETF Services”). BRIL has engaged Citibank, N.A. (“Citibank”) as a subcontractor to provide certain ETF Services. BRIL retains a portion of the standard transaction fee received from Authorized Participants on each creation or redemption order from the Authorized Participant for the ETF Services provided. BlackRock collaborated with, and received payment from, Citibank on the design and development of the ETF Services platform. Citibank has, and from time to time may develop, additional relationships with BlackRock or funds managed by BFA and its affiliates.
In order to defray transaction expenses and protect against possible shareholder dilution, the Fund may collect certain fees from Authorized Participants in connection with cash substitutions for creation and redemption transactions. While BlackRock uses good faith estimates of the expected costs to the Fund in determining the rates for fees collected by the Fund related to creation and redemption activity, BlackRock may have incentives to improve Fund performance through the collection of these fees. As these charges are based on estimates, where the charges exceed actual transaction-related costs and/or expenses incurred by the Fund, Fund performance could improve as a result. BlackRock has established processes to oversee the determination of these estimates in an effort to mitigate this conflict.
BlackRock may maintain securities indices. To the extent permitted by applicable laws, the Funds may seek to license and use such indices as part of their investment strategy. Index based funds that seek to track the performance of securities indices also may use the name of the index or index provider in the fund name. Index providers, including BlackRock (to the extent
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permitted by applicable law), may be paid licensing fees for use of their index or index name. In instances where BlackRock charges a unitary management fee, BlackRock may have a financial incentive to use a BlackRock index that is less costly to BlackRock than a third party index. BlackRock may benefit from the Funds using BlackRock indices by creating increasing acceptance in the marketplace for such indices. BlackRock is not obligated to license its indices to a Fund and the Funds are under no obligation to use BlackRock indices. Any Fund that enters into a license for a BlackRock index cannot be assured that the terms of any index licensing agreement with BlackRock will be as favorable as those terms offered to other licensees.
BlackRock may enter into contractual arrangements with third-party service providers to a Fund (e.g., custodians, administrators and index providers) pursuant to which BlackRock receives fee discounts or concessions in recognition of BlackRock’s overall relationship with such service providers. BlackRock may also enter into contractual arrangements with such service providers pursuant to which BlackRock incurs additional costs if the service provider’s services are terminated with respect to a Fund. To the extent that BlackRock is responsible for paying service providers out of its fees that it receives from the Funds, the benefits of lower fees, including any fee discounts or concessions, or any additional savings, may accrue, in whole or in part, to BlackRock, which could result in conflicts of interest relating to the use or termination of service providers to a Fund. In addition, conflicts of interest may arise with respect to contractual arrangements with third-party service providers to a Fund, or the selection of such providers, particularly in circumstances where BlackRock is negotiating on behalf of both funds that have a unitary management fee and those that do not or different service providers have different fee structures.
Conflicts of interest may arise as a result of simultaneous investment management of multiple client accounts by the BlackRock’s investment professionals. For example, differences in the advisory fee structure may create the appearance of actual or potential conflicts of interest because such differences could create pecuniary incentives for BlackRock to favor one client account over another.
BlackRock owns or has an ownership interest in certain trading, portfolio management, operations and/ or information systems used by Fund service providers. These systems are, or will be, used by a Fund service provider in connection with the provision of services to accounts managed by BlackRock and funds managed and sponsored by BlackRock, including the Funds, that engage the service provider (typically the custodian). A Fund’s service provider remunerates BlackRock for the use of the systems. A Fund service provider’s payments to BlackRock for the use of these systems may enhance the profitability of BlackRock.
BlackRock’s receipt of fees from a service provider in connection with the use of systems provided by BlackRock may create an incentive for BlackRock to recommend that a Fund enter into or renew an arrangement with the service provider.
In recognition of a BlackRock client’s overall relationship with BlackRock, BlackRock may offer special pricing arrangements for certain services provided by BlackRock. Any such special pricing arrangements will not affect Fund fees and expenses applicable to such client’s investment in a Fund.
Present and future activities of BlackRock and its directors, officers and employees, in addition to those described in this section, may give rise to additional conflicts of interest.
Investment Advisory, Administrative and Distribution Services
Investment Adviser.  BFA serves as investment adviser to each Fund pursuant to an investment advisory agreement between the Trust, on behalf of each Fund, and BFA. BFA is a California corporation indirectly owned by BlackRock, Inc. and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the investment advisory agreement, BFA, subject to the supervision of the Board and in conformity with the stated investment policies of each Fund, manages and administers the Trust and the investment of each Fund’s assets. BFA is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each Fund.
Pursuant to the investment advisory agreement, BFA may, from time to time, in its sole discretion and to the extent permitted by applicable law, appoint one or more sub-advisers, including, without limitation, affiliates of BFA, to perform investment advisory or other services with respect to a Fund. In addition, BFA may delegate certain of its investment advisory functions under the investment advisory agreement to one or more of its affiliates to the extent permitted by applicable law. BFA may
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terminate any or all sub-advisers or such delegation arrangements in its sole discretion upon appropriate notice at any time to the extent permitted by applicable law.
BFA is responsible, under the investment advisory agreement, for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services. BFA is not responsible for, and the Funds will bear, the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, and litigation expenses and any extraordinary expenses (as determined by a majority of the Independent Trustees).
For its investment advisory services to each Fund in the table below, BFA is entitled to an annual investment advisory fee equal to the rate indicated below of the average daily value of each Fund’s net assets. The fees are accrued daily and typically paid monthly by the Fund.
Fund	Annual Rate
iShares ESG Optimized MSCI USA Min Vol Factor ETF	0.18%
iShares International Equity Factor ETF	0.15%
iShares International Small-Cap Equity Factor ETF	0.23%
iShares MSCI Europe Financials ETF	0.48%
iShares MSCI Europe Small-Cap ETF	0.40%
iShares MSCI Intl Momentum Factor ETF	0.30%
iShares MSCI Intl Quality Factor ETF	0.30%
iShares MSCI Intl Value Factor ETF	0.30%
iShares MSCI USA Min Vol Factor ETF	0.15%
iShares MSCI USA Momentum Factor ETF	0.15%
iShares MSCI USA Quality Factor ETF	0.15%
iShares MSCI USA Size Factor ETF	0.15%
iShares MSCI USA Small-Cap Min Vol Factor ETF	0.20%
iShares MSCI USA Value Factor ETF	0.15%
iShares U.S. Equity Factor ETF	0.08%
iShares U.S. Small-Cap Equity Factor ETF	0.15%
iShares U.S. Tech Breakthrough Multisector ETF	0.30%
For its investment advisory services to each Fund in the tables below, BFA is entitled to an annual investment advisory fee, accrued daily and typically paid monthly by the Fund. The investment advisory fee for each Fund equals the ratio of that Fund’s average daily net assets over the aggregate average daily net assets of the Fund and other Funds in the same fund group as indicated in each table below multiplied by the applicable assets in each tier then multiplied by the related tier rate for the Fund indicated in the table. Only information that is applicable to a Fund is considered to form a part of that Fund’s SAI.
Fund	First $6 billion	Greater than $6 billion to $9 billion	Greater than $9 billion to $12 billion	Greater than $12 billion
iShares China Large-Cap ETF	0.74%	0.67%	0.60%	0.54%

Fund	First $3 billion	Greater than $3 billion to $4.5 billion	Greater than $4.5 billion to $6 billion	Greater than $6 billion to $7.5 billion	Greater than $7.5 billion to $9 billion	Greater than $9 billion to $10.5 billion	Greater than $10.5 billion to $13.5 billion	Greater than $13.5 billion
iShares MSCI EAFE Growth ETF	0.4000%	0.3800%	0.3610%	0.3430%	0.3258%	0.3095%	0.2940%	0.2793%

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Fund Group: iShares MSCI EAFE Min Vol Factor ETF; iShares MSCI Global Min Vol Factor ETF; iShares MSCI ACWI ETF; iShares MSCI ACWI ex U.S. ETF; and iShares MSCI EAFE ETF
Fund	First $30 billion	Greater than $30 billion to $60 billion	Greater than $60 billion to $90 billion	Greater than $90 billion to $120 billion	Greater than $120 to $150 billion	Greater than $150 billion
iShares MSCI EAFE Min Vol Factor ETF	0.2000%	0.2000%	0.2000%	0.2000%	0.2000%	0.2000%
iShares MSCI Global Min Vol Factor ETF	0.2000%	0.2000%	0.2000%	0.2000%	0.2000%	0.2000%
iShares MSCI ACWI ETF	0.3500%	0.3200%	0.2800%	0.2520%	0.2270%	0.2040%
iShares MSCI ACWI ex U.S. ETF	0.3500%	0.3200%	0.2800%	0.2520%	0.2270%	0.2040%
iShares MSCI EAFE ETF	0.3500%	0.3200%	0.2800%	0.2520%	0.2270%	0.2040%

Fund Group: iShares Europe ETF, iShares International Select Dividend ETF, and iShares MSCI EAFE Small-Cap ETF
Fund	First $12 billion	Greater than $12 billion to $18 billion	Greater than $18 billion to $24 billion	Greater than $24 billion to $30 billion	Greater than $30 billion
iShares Europe ETF	0.6000%	0.570000%	0.541500%	0.514425%	0.488703%
iShares International Select Dividend ETF	0.5000%	0.475000%	0.451250%	0.428687%	0.407253%
iShares MSCI EAFE Small-Cap ETF	0.4000%	0.380000%	0.361000%	0.342950%	0.325802%

Fund	First $3 billion	Greater than $3 billion to $4.5 billion	Greater than $4.5 billion to $6 billion	Greater than $6 billion to $7.5 billion	Greater than $7.5 billion to $9 billion	Greater than $9 billion to $10.5 billion	Greater than $10.5 billion to $12 billion	Greater than $12 billion to $13.5 billion	Greater than $13.5 billion to $15 billion	Greater than $15 billion to $18 billion	Greater than $18 billion
iShares MSCI EAFE Value ETF	0.4000%	0.3800%	0.3610%	0.3430%	0.3258%	0.3096%	0.2941%	0.2793%	0.2653%	0.2520%	0.2394
BFA may from time to time voluntarily waive and/or reimburse fees or expenses to reduce the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.
For the fiscal years noted below, the following table sets forth the management fees owed before any waivers and/or reimbursements and any fees or expenses waived and/or reimbursed:

Fund	Management Fees Paid for the Fiscal Year Ended July 31, 2025	Waivers and Reimbursements of Fees and Expenses for the Fiscal Year Ended July 31, 2025	Management Fees Paid for the Fiscal Year Ended July 31, 2024	Waivers and Reimbursements of Fees and Expenses for the Fiscal Year Ended July 31, 2024	Management Fees Paid for the Fiscal Year Ended July 31, 2023	Waivers and Reimbursements of Fees and Expenses for the Fiscal Year Ended July 31, 2023
iShares China Large-Cap ETF	$49,053,297	N/A	$34,540,718	N/A	$38,791,801	N/A
iShares ESG Optimized MSCI USA Min Vol Factor ETF	18,113	N/A	18,611	N/A	9,965	N/A
iShares International Equity Factor ETF	2,197,505	N/A	1,499,809	N/A	1,332,663	N/A
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Fund	Management Fees Paid for the Fiscal Year Ended July 31, 2025	Waivers and Reimbursements of Fees and Expenses for the Fiscal Year Ended July 31, 2025	Management Fees Paid for the Fiscal Year Ended July 31, 2024	Waivers and Reimbursements of Fees and Expenses for the Fiscal Year Ended July 31, 2024	Management Fees Paid for the Fiscal Year Ended July 31, 2023	Waivers and Reimbursements of Fees and Expenses for the Fiscal Year Ended July 31, 2023
iShares International Small-Cap Equity Factor ETF[1]	1,040,725	N/A	1,265,111	N/A	1,432,676	N/A
iShares MSCI EAFE ETF	182,022,209	N/A	161,558,287	N/A	150,599,004	N/A
iShares MSCI EAFE Growth ETF	48,843,979	N/A	41,894,443	N/A	39,872,029	N/A
iShares MSCI EAFE Min Vol Factor ETF[2]	11,346,869	N/A	14,192,984	N/A	22,128,650	$7,846,105
iShares MSCI EAFE Small-Cap ETF	36,346,182	N/A	38,690,777	N/A	42,265,386	N/A
iShares MSCI EAFE Value ETF	63,833,960	N/A	54702522	N/A	50,252,212	N/A
iShares MSCI Europe Financials ETF	12,414,005	N/A	6,772,499	N/A	6,634,007	N/A
iShares MSCI Europe Small-Cap ETF	401,339	N/A	446,610	N/A	451,568	N/A
iShares MSCI Intl Momentum Factor ETF	7,436,771	N/A	5,356,821	N/A	2,895,643	N/A
iShares MSCI Intl Quality Factor ETF	27,204,826	N/A	22,212,680	N/A	14,308,907	N/A
iShares MSCI Intl Value Factor ETF	5,797,193	N/A	5,086,180	N/A	4,757,823	N/A
iShares MSCI USA Min Vol Factor ETF	35,845,072	N/A	39,249,715	N/A	43,504,275	N/A
iShares MSCI USA Momentum Factor ETF	20,554,935	N/A	13,879,216	N/A	15,798,180	N/A
iShares MSCI USA Quality Factor ETF	75,086,515	N/A	56,972,861	N/A	33,589,792	N/A
iShares MSCI USA Size Factor ETF	486,152	N/A	497,140	N/A	480,275	N/A
iShares MSCI USA Small- Cap Min Vol Factor ETF	640,866	N/A	1,628,806	N/A	1,566,407	N/A
iShares MSCI USA Value Factor ETF	10,316,319	N/A	10,183,743	N/A	11,235,567	N/A
iShares U.S. Equity Factor ETF	1,850,963	N/A	1,330,043	N/A	969,481	N/A
iShares U.S. Small-Cap Equity Factor ETF[3]	2,323,025	N/A	1,345,520	N/A	1,952,512	N/A
iShares U.S. Tech Breakthrough Multisector ETF[4]	1,270,001	N/A	1,392,890	318,912	1,362,759	340,690

1
Effective December 16, 2022, the management fee for the iShares International Small-Cap Equity Factor ETF is 0.23%. Prior to December 16, 2022, the management fee for the iShares International Small-Cap Equity Factor ETF was 0.40%.
2
Effective June 30, 2023, the management fee for the iShares MSCI EAFE Min Vol Factor ETF is 0.20%. Prior to June 30, 2023, BFA had contractually
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agreed to waive a portion of its management fee in order to limit the Fund’s total annual fund operating expenses after the fee waiver to 0.20%. The contractual waiver was terminated as of June 30, 2023, by written agreement of the Trust and BFA.
3
Effective December 16, 2022, the management fee for the iShares U.S. Small-Cap Equity Factor ETF is 0.15%. Prior to December 16, 2022, the management fee for the iShares U.S. Small-Cap Equity Factor ETF was 0.30%.
4
Effective June 28, 2024, the management fee for the iShares U.S. Tech Breakthrough Multisector ETF is 0.30%. Prior to June 28, 2024, BFA was paid a management fee from the iShares U.S. Tech Breakthrough Multisector ETF, as a percentage of the Fund’s average daily net assets, at the annual rate of 0.40% and had voluntarily waived a portion of its management fee such that the Fund’s total annual fund operating expenses after the fee waiver would not exceed 0.30%.
The investment advisory agreement with respect to each Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board, or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the applicable Fund, provided that in either event such continuance also is approved by a majority of the Board members who are not interested persons (as defined in the 1940 Act) of the applicable Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval.
The investment advisory agreement with respect to each Fund is terminable without penalty, on 60 days’ notice, by the Board or by a vote of the holders of a majority of the applicable Fund’s outstanding voting securities (as defined in the 1940 Act). The investment advisory agreement is also terminable upon 60 days’ notice by BFA and will terminate automatically in the event of its assignment (as defined in the 1940 Act).
Portfolio Managers.  As of July 31, 2025, the individuals named as Portfolio Managers in the Funds' Prospectuses were also primarily responsible for the day-to-day management of other iShares funds and certain other types of portfolios and/or accounts as follows:

Jennifer Hsui
Types of Accounts	Number	Total Assets
Registered Investment Companies	356	$2,621,702,300,000
Other Pooled Investment Vehicles	123	92,677,100,000
Other Accounts	0	N/A

Matt Waldron
Types of Accounts	Number	Total Assets
Registered Investment Companies	344	$2,615,529,200,000
Other Pooled Investment Vehicles	146	354,643,100,000
Other Accounts	74	166,574,100,000

Peter Sietsema
Types of Accounts	Number	Total Assets
Registered Investment Companies	351	$2,622,868,400,000
Other Pooled Investment Vehicles	210	898,693,700,000
Other Accounts	63	657,918,500,000

Steven White
Types of Accounts	Number	Total Assets
Registered Investment Companies	343	$2,615,253,300,000
Other Pooled Investment Vehicles	7	191,800,000
Other Accounts	0	N/A
Pursuant to BFA’s policy, investment opportunities are allocated equitably among the Funds and other portfolios and accounts. For example, under certain circumstances, an investment opportunity may be restricted due to limited supply in the market, legal constraints or other factors, in which event the investment opportunity will be allocated equitably among those portfolios and accounts, including the Funds, seeking such investment opportunity. As a consequence, from time to time each Fund may receive a smaller allocation of an investment opportunity than it would have if the Portfolio Managers and BFA and its affiliates did not manage other portfolios or accounts.
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Like the Funds, the other portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day portfolio management generally pay an asset-based fee to BFA or its affiliates, as applicable, for its advisory services. One or more of those other portfolios or accounts, however, may pay BFA or its affiliates a performance-based fee in lieu of, or in addition to, an asset-based fee for its advisory services. A portfolio or account with a performance-based fee would pay BFA or its affiliates a portion of that portfolio’s or account’s gains, or would pay BFA or its affiliates more for its services than would otherwise be the case if BFA or any of its affiliates meets or exceeds specified performance targets. Performance-based fee arrangements could present an incentive for BFA or its affiliates to devote greater resources, and allocate more investment opportunities, to the portfolios or accounts that have those fee arrangements, relative to other portfolios or accounts, in order to earn larger fees. Although BFA and each of its affiliates have an obligation to allocate resources and opportunities equitably among portfolios and accounts and intend to do so, shareholders of the Funds should be aware that, as with any group of portfolios and accounts managed by an investment adviser and/or its affiliates pursuant to varying fee arrangements, including performance-based fee arrangements, there is the potential for a conflict of interest, which may result in the Portfolio Managers favoring those portfolios or accounts with performance-based fee arrangements.
The tables below show, for each Portfolio Manager, the number of portfolios or accounts of the types set forth in the above tables and the aggregate of total assets in those portfolios or accounts with respect to which the investment management fees are based on the performance of those portfolios or accounts as of July 31, 2025:

Jennifer Hsui
Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	N/A
Other Pooled Investment Vehicles	0	N/A
Other Accounts	0	N/A

Matt Waldron
Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	N/A
Other Pooled Investment Vehicles	0	N/A
Other Accounts	0	N/A

Peter Sietsema
Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	N/A
Other Pooled Investment Vehicles	0	N/A
Other Accounts	0	N/A

Steven White
Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	N/A
Other Pooled Investment Vehicles	0	N/A
Other Accounts	0	N/A
Portfolio Manager Compensation Overview
The discussion below describes the Portfolio Managers' compensation as of July 31, 2025.
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BlackRock, Inc.'s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock, Inc.
Each portfolio manager receives base compensation based on their position with the firm, as well as retirement and other benefits offered to all BlackRock employees. Additionally, each portfolio manager receives discretionary incentive compensation, determined based on several components, including: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the performance of portfolios managed by the portfolio manager and the team relative to the portfolios’ investment objectives (which in the case of index ETFs would be how closely the ETF tracks its underlying index), and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. Discretionary incentive compensation is paid in cash up to a certain threshold with the remaining portion represented by deferred BlackRock, Inc. stock awards. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance.
As of July 31, 2025, the Portfolio Managers beneficially owned shares of the Funds, for which they are primarily responsible for the day-to-day management, in the amounts reflected in the following tables:

Jennifer Hsui
Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m
iShares China Large-Cap ETF	X
iShares ESG Optimized MSCI USA Min Vol Factor ETF	X
iShares International Equity Factor ETF	X
iShares International Small-Cap Equity Factor ETF	X
iShares MSCI EAFE ETF				X
iShares MSCI EAFE Growth ETF	X
iShares MSCI EAFE Min Vol Factor ETF	X
iShares MSCI EAFE Small-Cap ETF	X
iShares MSCI EAFE Value ETF	X
iShares MSCI Europe Financials ETF	X
iShares MSCI Europe Small-Cap ETF	X
iShares MSCI Intl Momentum Factor ETF	X
iShares MSCI Intl Quality Factor ETF	X
iShares MSCI Intl Value Factor ETF	X
iShares MSCI USA Min Vol Factor ETF	X
iShares MSCI USA Momentum Factor ETF	X
iShares MSCI USA Quality Factor ETF	X
iShares MSCI USA Size Factor ETF	X
iShares MSCI USA Small-Cap Min Vol Factor ETF	X
iShares MSCI USA Value Factor ETF	X
iShares U.S. Equity Factor ETF	X
iShares U.S. Small-Cap Equity Factor ETF	X
iShares U.S. Tech Breakthrough Multisector ETF	X

94

Matt Waldron
Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m
iShares China Large-Cap ETF	X
iShares ESG Optimized MSCI USA Min Vol Factor ETF	X
iShares International Equity Factor ETF	X
iShares International Small-Cap Equity Factor ETF	X
iShares MSCI EAFE ETF	X
iShares MSCI EAFE Growth ETF	X
iShares MSCI EAFE Min Vol Factor ETF	X
iShares MSCI EAFE Small-Cap ETF	X
iShares MSCI EAFE Value ETF	X
iShares MSCI Europe Financials ETF	X
iShares MSCI Europe Small-Cap ETF		X
iShares MSCI Intl Momentum Factor ETF	X
iShares MSCI Intl Quality Factor ETF	X
iShares MSCI Intl Value Factor ETF	X
iShares MSCI USA Min Vol Factor ETF	X
iShares MSCI USA Momentum Factor ETF	X
iShares MSCI USA Quality Factor ETF	X
iShares MSCI USA Size Factor ETF	X
iShares MSCI USA Small-Cap Min Vol Factor ETF	X
iShares MSCI USA Value Factor ETF	X
iShares U.S. Equity Factor ETF	X
iShares U.S. Small-Cap Equity Factor ETF	X
iShares U.S. Tech Breakthrough Multisector ETF	X

Peter Sietsema
Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m
iShares China Large-Cap ETF	X
iShares ESG Optimized MSCI USA Min Vol Factor ETF	X
iShares International Equity Factor ETF	X
iShares International Small-Cap Equity Factor ETF	X
iShares MSCI EAFE ETF	X
iShares MSCI EAFE Growth ETF	X
iShares MSCI EAFE Min Vol Factor ETF	X
iShares MSCI EAFE Small-Cap ETF	X
iShares MSCI EAFE Value ETF	X
iShares MSCI Europe Financials ETF	X
iShares MSCI Europe Small-Cap ETF	X
iShares MSCI Intl Momentum Factor ETF	X
iShares MSCI Intl Quality Factor ETF	X
iShares MSCI Intl Value Factor ETF	X
iShares MSCI USA Min Vol Factor ETF	X
95

Peter Sietsema
Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m
iShares MSCI USA Momentum Factor ETF	X
iShares MSCI USA Quality Factor ETF	X
iShares MSCI USA Size Factor ETF	X
iShares MSCI USA Small-Cap Min Vol Factor ETF	X
iShares MSCI USA Value Factor ETF	X
iShares U.S. Equity Factor ETF	X
iShares U.S. Small-Cap Equity Factor ETF			X
iShares U.S. Tech Breakthrough Multisector ETF	X

Steven White
Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m
iShares China Large-Cap ETF	X
iShares ESG Optimized MSCI USA Min Vol Factor ETF	X
iShares International Equity Factor ETF	X
iShares International Small-Cap Equity Factor ETF	X
iShares MSCI EAFE ETF	X
iShares MSCI EAFE Growth ETF	X
iShares MSCI EAFE Min Vol Factor ETF	X
iShares MSCI EAFE Small-Cap ETF	X
iShares MSCI EAFE Value ETF	X
iShares MSCI Europe Financials ETF	X
iShares MSCI Europe Small-Cap ETF	X
iShares MSCI Intl Momentum Factor ETF	X
iShares MSCI Intl Quality Factor ETF	X
iShares MSCI Intl Value Factor ETF	X
iShares MSCI USA Min Vol Factor ETF	X
iShares MSCI USA Momentum Factor ETF	X
iShares MSCI USA Quality Factor ETF	X
iShares MSCI USA Size Factor ETF	X
iShares MSCI USA Small-Cap Min Vol Factor ETF	X
iShares MSCI USA Value Factor ETF	X
iShares U.S. Equity Factor ETF	X
iShares U.S. Small-Cap Equity Factor ETF	X
iShares U.S. Tech Breakthrough Multisector ETF	X
Codes of Ethics.  The Trust, BFA and the Distributor have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. The codes of ethics permit personnel subject to the codes of ethics to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Funds. Each code of ethics is available by contacting BlackRock at the telephone number on the back cover of each Fund’s Prospectus or by accessing the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov.
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Anti-Money Laundering Requirements.  The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from Authorized Participants to enable it to form a reasonable belief that it knows the true identity of its Authorized Participants. This information will be used to verify the identity of Authorized Participants or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.
The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds' policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.
Administrator, Custodian and Transfer Agent.
iShares MSCI EAFE Small-Cap ETF, iShares MSCI Intl Momentum Factor ETF, iShares MSCI Intl Quality Factor ETF and iShares MSCI Intl Value Factor ETF
State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the above-listed Funds under the Master Services Agreement and related Service Schedule (the “Service Module”). State Street’s principal address is One Congress Street, Suite 1, Boston, MA 02114-2016. Pursuant to the Service Module for Fund Administration and Accounting Services with the Trust, State Street provides necessary administrative, legal, tax and accounting and financial reporting services for the maintenance and operations of the Trust and each Fund. In addition, State Street makes available the office space, equipment, personnel and facilities required to provide such services. Pursuant to the Service Module for Custodial Services with the Trust, State Street maintains, in separate accounts, cash, securities and other assets of the Trust and each Fund, keeps all necessary accounts and records and provides other services. State Street is required, upon the order of the Trust, to deliver securities held by State Street and to make payments for securities purchased by the Trust for each Fund. State Street is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the U.S. Pursuant to the Service Module for Transfer Agency Services with the Trust, State Street acts as a transfer agent for each Fund’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for these services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by BFA. BFA pays the compensation because it has agreed to pay these operating expenses under the Investment Advisory Agreement as described therein.
iShares China Large-Cap ETF, iShares ESG Optimized MSCI USA Min Vol Factor ETF, iShares International Equity Factor ETF, iShares International Small-Cap Equity Factor ETF, iShares MSCI EAFE ETF, iShares MSCI EAFE Growth ETF, iShares MSCI EAFE Min Vol Factor ETF, iShares MSCI EAFE Value ETF, iShares MSCI Europe Financials ETF, iShares MSCI Europe Small-Cap ETF, iShares MSCI USA Min Vol Factor ETF, iShares USA Momentum Factor ETF, iShares MSCI USA Quality Factor ETF, iShares MSCI USA Size Factor ETF and iShares MSCI USA Value Factor ETF
Citibank serves as administrator, custodian and transfer agent for the above-listed Funds under the Master Services Agreement (the “Master Services Agreement”). Citibank’s principal address is 388 Greenwich Street, New York, NY 10013. Pursuant to the Master Services Agreement with the Trust, Citibank provides necessary administrative, tax and accounting and financial reporting services for the maintenance and operations of the Trust and each Fund. In addition, Citibank makes available the office space, equipment, personnel and facilities required to provide such services. Pursuant to the Master Services Agreement with the Trust, Citibank maintains, in separate accounts, cash, securities and other assets of the Trust and each Fund, keeps all necessary accounts and records and provides other services. Citibank is required, upon the order of the Trust, to deliver securities held by Citibank and to make payments for securities purchased by the Trust for each Fund. Citibank is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the U.S. Pursuant to the Master Services Agreement with the Trust, Citibank acts as a transfer agent for each Fund’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for these services, Citibank receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by BFA. BFA pays the compensation because it has agreed to pay these operating expenses under the Investment Advisory Agreement as described therein.
Prior to August 11, 2025, State Street served as administrator, custodian and transfer agent for the iShares MSCI Europe Financials ETF and iShares MSCI Europe Small-Cap ETF.
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Prior to November 10, 2025, State Street served as administrator, custodian and transfer agent for iShares China Large-Cap ETF, iShares International Equity Factor ETF, iShares International Small-Cap Equity Factor ETF, iShares MSCI EAFE ETF, iShares MSCI EAFE Growth ETF, iShares MSCI EAFE Min Vol Factor ETF and iShares MSCI EAFE Value ETF.

iShares MSCI USA Small-Cap Min Vol Factor ETF, iShares U.S. Equity Factor ETF, iShares U.S. Small-Cap Equity Factor ETF and iShares U.S. Tech Breakthrough Multisector ETF
 JPMorgan serves as administrator, custodian and transfer agent for the above-listed Funds under the Master Services Agreement. JPMorgan’s principal address is 383 Madison Avenue, 11th Floor, New York, NY 10179. Pursuant to the Master Services Agreement with the Trust, JPMorgan provides necessary administrative, tax and accounting and financial reporting services for the maintenance and operations of the Trust and each Fund. In addition, JPMorgan makes available the office space, equipment, personnel and facilities required to provide such services. Pursuant to the Master Services Agreement with the Trust, JPMorgan maintains, in separate accounts, cash, securities and other assets of the Trust and each Fund, keeps all necessary accounts and records and provides other services. JPMorgan is required, upon the order of the Trust, to deliver securities held by JPMorgan and to make payments for securities purchased by the Trust for each Fund. JPMorgan is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the U.S. Pursuant to the Master Services Agreement with the Trust, JPMorgan acts as a transfer agent for each Fund’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for these services, JPMorgan receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by BFA. BFA pays the compensation because it has agreed to pay these operating expenses under the Investment Advisory Agreement as described therein.
JPMorgan serves as custodian for certain Funds in connection with certain securities lending activities under a Custody Services Agreement. JPMorgan’s principal address is 383 Madison Avenue, 11th Floor, New York, NY 10179. Pursuant to the Custody Services Agreement with BTC and the Trust, JPMorgan provides custody and related services required to facilitate securities lending by each Fund. JPMorgan maintains custody as may be necessary to facilitate Fund securities lending activity in coordination with other funds, maintains custodial records and provides other services. As compensation for these services, JPMorgan receives certain fees and expenses paid by BTC from its compensation for its services as securities lending agent.
Distributor.  The Distributor's principal address is 50 Hudson Yards, New York, NY 10001. Shares are continuously offered for sale by the Funds through the Distributor or its agent only in Creation Units, as described in the applicable Prospectus and below in the Creation and Redemption of Creation Units section of this SAI. Fund shares in amounts less than Creation Units are generally not distributed by the Distributor or its agent. The Distributor or its agent will arrange for the delivery of the applicable Prospectus and, upon request, this SAI to persons purchasing Creation Units and will maintain records of both orders placed with it or its agents and confirmations of acceptance furnished by it or its agents. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is also licensed as a broker-dealer in all 50 U.S. states, as well as in Puerto Rico, the U.S. Virgin Islands and the District of Columbia.
The Distribution Agreement for each Fund provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days' prior written notice to the other party following (i) the vote of a majority of the Independent Trustees, or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).
The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Fund shares. Such Soliciting Dealers may also be Authorized Participants (as described below), DTC participants and/or investor services organizations.
BFA or its affiliates may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of shares.
Securities Lending.  To the extent that a Fund engages in securities lending, each Fund conducts its securities lending pursuant to SEC exemptive relief, and BTC acts as securities lending agent for the Funds, subject to the overall supervision of BFA, pursuant to a written agreement (the “Securities Lending Agency Agreement”).
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Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent. Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees as defined below), and any fees or other payments to and from borrowers of securities. As securities lending agent, BTC bears all operational costs directly related to securities lending, including custodial costs of JPMorgan. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA (the “collateral investment fees”); however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees a Fund bears to an annual rate of 0.04%. Such money market fund shares will not be subject to a sales load, redemption fee, distribution fee or service fee.
To the extent that a Fund invests cash collateral in a non-government money market fund, the Fund may be subject to a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, a Fund will be subject to a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the liquidity costs are de minimis (i.e., less than one basis point (0.01%)). The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day. The imposition of any such discretionary or mandatory liquidity fee would reduce the Fund's returns on securities lending.
Under the securities lending program, the Funds are categorized into one of several specific asset classes. The determination of a Fund’s asset class category (fixed-income, domestic equity, international equity or fund-of-funds), each of which may be subject to a different fee arrangement, is based on a methodology agreed to by the Trust and BTC.
Pursuant to the current Securities Lending Agency Agreement:
(i) domestic equity funds, such as the iShares ESG Optimized MSCI USA Min Vol Factor ETF, iShares MSCI USA Min Vol Factor ETF, iShares MSCI USA Momentum Factor ETF, iShares MSCI USA Quality Factor ETF, iShares MSCI USA Size Factor ETF, iShares MSCI USA Small-Cap Min Vol Factor ETF, iShares MSCI USA Value Factor ETF, iShares U.S. Equity Factor ETF, iShares U.S. Small-Cap Equity Factor ETF and iShares U.S. Tech Breakthrough Multisector ETF (“Domestic Equity Funds”), retain 81% of securities lending income (which excludes collateral investment fees) and (ii) this amount could never be less than 70% of the sum of securities lending income plus collateral investment fees
(i) international equity funds, such as iShares China Large-Cap ETF, iShares International Equity Factor ETF, iShares International Small-Cap Equity Factor ETF, iShares MSCI EAFE ETF, iShares MSCI EAFE Growth ETF, iShares MSCI EAFE Min Vol Factor ETF, iShares MSCI EAFE Small-Cap ETF, iShares MSCI EAFE Value ETF, iShares MSCI Europe Financials ETF, iShares MSCI Europe Small-Cap ETF, iShares MSCI Intl Momentum Factor ETF, iShares MSCI Intl Quality Factor ETF, and iShares MSCI Intl Value Factor ETF (“International Equity Funds”), retain 82% of securities lending income (which excludes collateral investment fees) and (ii) this amount can never be less than 70% of the sum of securities lending income plus collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income (which includes, for this purpose, collateral investment fees) earned across the iShares Complex (as defined in the Management—Trustees and Officers section of this SAI) in a calendar year exceeds specified thresholds, each applicable Fund, pursuant to the current Securities Lending Agency Agreement, will receive for the remainder of that calendar year securities lending income as follows:
Domestic Equity Funds
(i) 84% of securities lending income (which excludes collateral investment fees); and (ii) this amount can never be less than 70% of the sum of securities lending income plus collateral investment fees.
International Equity Funds
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(i) 85% of securities lending income (which excludes collateral investment fees); and (ii) this amount can never be less than 70% of the sum of securities lending income plus collateral investment fees.
The services provided to the Funds by BTC in the most recent fiscal year ended July 31, 2025 primarily included the following:
(1) selecting borrowers from an approved list of borrowers and executing a securities lending agreement as agent on behalf of the Funds with each such borrower;
(2) negotiating the terms of securities loans, including the amount of fees;
(3) directing the delivery of loaned securities;
(4) monitoring the daily value of the loaned securities and directing the payment of additional collateral or the return of excess collateral, as necessary;
(5) investing cash collateral received in connection with any loaned securities;
(6) monitoring distributions on loaned securities (for example, interest and dividend activity);
(7) in the event of default by a borrower with respect to any securities loan, using the collateral or the proceeds of the liquidation of collateral to purchase replacement securities of the same issue, type, class and series as that of the loaned securities; and
(8) terminating securities loans and arranging for the return of loaned securities to the Funds at loan termination.
The following tables show the dollar amounts of income and fees/compensation related to the securities lending activities of each Fund during its most recent fiscal year ended July 31, 2025.
Fund	iShares China Large-Cap ETF	iShares ESG Optimized MSCI USA Min Vol Factor ETF	iShares International Equity Factor ETF	iShares International Small-Cap Equity Factor ETF
Gross income from securities lending activities	$2,040,646	$4,703	$272,583	$953,073
Fees and/or compensation for securities lending activities and related services
Securities lending income paid to BTC for services as securities lending agent	219,237	33	5,827	84,629
Cash collateral management expenses not included in securities lending income paid to BTC	11,121	40	2,232	6,269
Administrative fees not included in securities lending income paid to BTC	0	0	0	0
Indemnification fees not included in securities lending income paid to BTC	0	0	0	0
100

Fund	iShares China Large-Cap ETF	iShares ESG Optimized MSCI USA Min Vol Factor ETF	iShares International Equity Factor ETF	iShares International Small-Cap Equity Factor ETF
Rebates (paid to borrowers)	804,895	4,458	237,876	475,487
Other fees not included in securities lending income paid to BTC	0	0	0	0
Aggregate fees/compensation for securities lending activities	$1,035,253	$4,531	$245,935	$566,385
Net income from securities lending activities	$1,005,393	$172	$26,648	$386,688

Fund	iShares MSCI EAFE ETF	iShares MSCI EAFE Growth ETF	iShares MSCI EAFE Min Vol Factor ETF	iShares MSCI EAFE Small-Cap ETF
Gross income from securities lending activities	$8,318,539	$1,557,489	$577,933	$18,563,449
Fees and/or compensation for securities lending activities and related services
Securities lending income paid to BTC for services as securities lending agent	179,437	31,565	11,738	1,434,982
Cash collateral management expenses not included in securities lending income paid to BTC	66,224	12,393	4,392	127,018
Administrative fees not included in securities lending income paid to BTC	0	0	0	0
Indemnification fees not included in securities lending income paid to BTC	0	0	0	0
Rebates (paid to borrowers)	7,248,854	1,368,866	507,922	10,438,966
Other fees not included in securities lending income paid to BTC	0	0	0	0
Aggregate fees/compensation for securities lending activities	$7,494,515	$1,412,824	$524,052	$12,000,966
101

Fund	iShares MSCI EAFE ETF	iShares MSCI EAFE Growth ETF	iShares MSCI EAFE Min Vol Factor ETF	iShares MSCI EAFE Small-Cap ETF
Net income from securities lending activities	$824,024	$144,665	$53,881	$6,562,483

Fund	iShares MSCI EAFE Value ETF	iShares MSCI Europe Financials ETF	iShares MSCI Europe Small-Cap ETF	iShares MSCI Intl Momentum Factor ETF
Gross income from securities lending activities	$1,823,504	$52,525	$220,059	$295,291
Fees and/or compensation for securities lending activities and related services
Securities lending income paid to BTC for services as securities lending agent	52,684	972	14,580	4,347
Cash collateral management expenses not included in securities lending income paid to BTC	14,600	456	1,545	2,516
Administrative fees not included in securities lending income paid to BTC	0	0	0	0
Indemnification fees not included in securities lending income paid to BTC	0	0	0	0
Rebates (paid to borrowers)	1,515,523	46,547	137,194	268,103
Other fees not included in securities lending income paid to BTC	0	0	0	0
Aggregate fees/compensation for securities lending activities	$1,582,807	$47,975	$153,319	$274,966
Net income from securities lending activities	$240,697	$4,550	$66,740	$20,325

Fund	iShares MSCI Intl Quality Factor ETF	iShares MSCI Intl Value Factor ETF	iShares MSCI USA Min Vol Factor ETF
Gross income from securities lending activities	$383,917	$276,282	$4,969,270
102

Fund	iShares MSCI Intl Quality Factor ETF	iShares MSCI Intl Value Factor ETF	iShares MSCI USA Min Vol Factor ETF
Fees and/or compensation for securities lending activities and related services
Securities lending income paid to BTC for services as securities lending agent	5,902	4,718	44,490
Cash collateral management expenses not included in securities lending income paid to BTC	3,073	2,327	41,737
Administrative fees not included in securities lending income paid to BTC	0	0	0
Indemnification fees not included in securities lending income paid to BTC	0	0	0
Rebates (paid to borrowers)	347,591	247,608	4,676,133
Other fees not included in securities lending income paid to BTC	0	0	0
Aggregate fees/compensation for securities lending activities	$356,566	$254,653	$4,762,360
Net income from securities lending activities	$27,351	$21,629	$206,910

Fund	iShares MSCI USA Momentum Factor ETF	iShares MSCI USA Quality Factor ETF	iShares MSCI USA Size Factor ETF	iShares MSCI USA Small-Cap Min Vol Factor ETF
Gross income from securities lending activities	$7,087,911	$8,590,119	$352,923	$950,435
Fees and/or compensation for securities lending activities and related services
Securities lending income paid to BTC for services as securities lending agent	76,315	83,795	3,485	64,278
103

Fund	iShares MSCI USA Momentum Factor ETF	iShares MSCI USA Quality Factor ETF	iShares MSCI USA Size Factor ETF	iShares MSCI USA Small-Cap Min Vol Factor ETF
Cash collateral management expenses not included in securities lending income paid to BTC	59,401	71,427	2,923	5,880
Administrative fees not included in securities lending income paid to BTC	0	0	0	0
Indemnification fees not included in securities lending income paid to BTC	0	0	0	0
Rebates (paid to borrowers)	6,613,025	8,057,357	330,811	605,083
Other fees not included in securities lending income paid to BTC	0	0	0	0
Aggregate fees/compensation for securities lending activities	$6,748,741	$8,212,579	$337,219	$675,241
Net income from securities lending activities	$339,170	$377,540	$15,704	$275,194

Fund	iShares MSCI USA Value Factor ETF	iShares U.S. Equity Factor ETF	iShares U.S. Small-Cap Equity Factor ETF	iShares U.S. Tech Breakthrough Multisector ETF
Gross income from securities lending activities	$1,605,794	$994,935	$4,835,434	$449,113
Fees and/or compensation for securities lending activities and related services
Securities lending income paid to BTC for services as securities lending agent	13,929	8,253	84,397	11,523
Cash collateral management expenses not included in securities lending income paid to BTC	13,493	8,367	39,837	3,477
Administrative fees not included in securities lending income paid to BTC	0	0	0	0
104

Fund	iShares MSCI USA Value Factor ETF	iShares U.S. Equity Factor ETF	iShares U.S. Small-Cap Equity Factor ETF	iShares U.S. Tech Breakthrough Multisector ETF
Indemnification fees not included in securities lending income paid to BTC	0	0	0	0
Rebates (paid to borrowers)	1,512,888	939,097	4,352,914	383,813
Other fees not included in securities lending income paid to BTC	0	0	0	0
Aggregate fees/compensation for securities lending activities	$1,540,310	$955,717	$4,477,148	$398,813
Net income from securities lending activities	$65,484	$39,218	$358,286	$50,300
Payments by BFA and its Affiliates.  BFA and/or its affiliates (“BFA Entities”) pay certain broker-dealers, registered investment advisers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Fund and other funds or products sponsored and/or advised by BFA Entities (collectively for purposes of this section, the “Products”). BFA Entities make these payments from their own assets and not from the assets of the Fund. Although a portion of BFA Entities’ revenue comes directly or indirectly in part from fees paid by the Fund or other Products (including, if applicable, any underlying Products held by the Fund), these payments do not increase the price paid by investors for the purchase of shares of, or the cost of owning, the Fund or other Products. BFA Entities make payments for Intermediaries’ participation in activities that are designed to make registered representatives, other professionals and individual investors more knowledgeable about exchange-traded products, including the Fund and other Products, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems (“Education Costs”). BFA Entities also make payments to Intermediaries for certain printing, publishing and mailing costs or materials relating to the Fund or other Products (“Publishing Costs”). In addition, BFA Entities make payments to Intermediaries that make shares of the Fund or other Products available to their clients, in some cases at a waived or reduced commission rate or ticket charge, develop new products that feature iShares, create educational content about the Fund or other Products that is featured on an Intermediary’s platform, or otherwise promote the Fund or other Products. BFA Entities may also reimburse expenses or make payments from their own assets to Intermediaries or other persons in consideration of services or other activities that the BFA Entities believe may benefit the business of the BFA Entities or facilitate investment in the Fund or other Products. Payments of the type described above are sometimes referred to as revenue-sharing payments.
Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your salesperson or other investment professional may also be significant for your salesperson or other investment professional. Because an Intermediary may make decisions about which investment options it will recommend or make available to its clients, what services to provide for various products or what marketing content to make available to its clients based on payments it receives or is eligible to receive, such payments may create conflicts of interest between the Intermediary and its clients. These financial incentives may cause the Intermediary to recommend the Fund or other Products or otherwise promote the Fund or other Products over other investments. The same conflicts of interest and financial incentives exist with respect to your salesperson or other investment professional if he or she receives similar payments from his or her Intermediary firm.
In addition to the payments described above, BFA Entities have developed proprietary tools, calculators and related interactive or digital content that is made available through the www.blackrock.com website at no additional cost to Intermediaries. BlackRock may configure these tools and calculators and localize the content for Intermediaries as part of its customary digital marketing support and promotion of the Fund or other Products.
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As of March 1, 2013, BFA Entities have contractual arrangements to make payments (in addition to payments for Education Costs or Publishing Costs) to one Intermediary, Fidelity Brokerage Services LLC (“FBS”). Effective June 4, 2016, this relationship was expanded to include National Financial Services, LLC (“NFS”), an affiliate of FBS. Pursuant to this special, long-term and significant arrangement (the “Marketing Program”), FBS, NFS and certain of their affiliates (collectively “Fidelity”) have agreed, among other things, to actively promote certain funds and Products to customers, investment professionals and other intermediaries and in advertising campaigns as the preferred exchange-traded product, to offer certain funds and Products in certain Fidelity platforms and investment programs, in some cases at a waived or reduced commission rate or ticket charge, and to provide marketing data to BFA Entities. BFA Entities have agreed to facilitate the Marketing Program by, among other things, making certain payments to FBS and NFS for marketing and implementing certain brokerage and investment programs. Upon termination of the arrangement, the BFA Entities will make additional payments to FBS and/or NFS based upon a number of criteria, including the overall success of the Marketing Program and the level of services provided by FBS and NFS during the wind-down period.
In addition, BFA Entities have entered into other contractual arrangements with Intermediaries and certain other third parties that the BFA Entities believe may benefit the business of the BFA Entities or facilitate investment in the Fund or certain Products. Such agreements can include payments by BFA Entities to such Intermediaries and third parties for data collection and provision, technology support, platform enhancement, or educational content, co-marketing and cross-promotional efforts. In certain cases, such payments to Intermediaries are subject to certain minimum payment levels or tiered payments. With respect to certain funds and Products, payments by the BFA Entities may take the form of, among other things, “due diligence” payments for an Intermediary’s review of such funds and Products; payment for providing employee training and information relating to such funds and Products; fees for access (in some cases on a preferential basis) to an Intermediary’s registered representatives, salespersons or other personnel, fees for maintaining an Intermediary’s investor platform, “shelf space” payments for making such funds and Products available on the Intermediary’s platform or fees for providing assistance in promoting the sale of such funds and Products. In such cases, the payments to Intermediaries may be tiered or based on a percentage of the value of the funds and Products held by customers of the applicable Intermediary and may also be subject to minimum payment levels. Payments made pursuant to such arrangements may vary in any year and may be different for different Intermediaries and third parties and may reflect different services provided. As of the date of this SAI, the Intermediaries and other third parties (or their respective affiliates) receiving one or more types of the contractual payments described above include (in addition to FBS and NFS): &Partners, Advisor Credit Exchange, AE Wealth Management, LLC, American Enterprise Investment Services, Inc., Avantax Investment Services, Inc., BNY Mellon Capital Markets, LLC, BNY Mellon Performance & Risk Analytics, LLC, Cetera Financial Group, Inc., Charles Schwab & Co., Inc., Clearstream Fund Centre AG, Commonwealth Equity Services, LLC, Dorsey Wright and Associates, LLC, Dynasty Financial Partners LLC, E*Trade Securities LLC, Envestnet Asset Management, Inc., iCapital Markets LLC, Interactive Brokers LLC, LPL Financial LLC, Merrill Lynch, Pierce, Fenner & Smith Incorporated, MML Investors Services, LLC, Morgan Stanley Smith Barney LLC, Northwestern Mutual Investment Services, LLC, Orion Portfolio Solutions, LLC, Pershing LLC, Raymond James Financial Services, Inc., Riskalyze, Inc., Sanctuary Wealth Group, LLC, UBS Financial Services Inc., Wells Fargo Clearing Services, LLC and Wells Fargo Advisors Financial Network, LLC. Any additions, modifications, or deletions to Intermediaries and other third parties listed above that have occurred since the date of this SAI are not included in the list.
Further, BFA Entities make Education Costs and Publishing Costs payments to other Intermediaries that are not listed in the immediately preceding paragraph. BFA Entities may determine to make such payments based on any number of metrics. For example, BFA Entities may make payments at year-end or other intervals in a fixed amount, an amount based upon an Intermediary’s services at defined levels or an amount based on the Intermediary’s net sales of one or more Products, including the Fund, in a year or other period, any of which arrangements may include an agreed-upon minimum or maximum payment, or any combination of the foregoing. Please contact your salesperson or other investment professional for more information regarding any such payments or financial incentives his or her Intermediary firm may receive. Any payments made, or financial incentives offered, by the BFA Entities to an Intermediary may create the incentive for the Intermediary to encourage customers to buy shares of the Fund or other Products.
The Fund may participate in certain market maker incentive programs of a national securities exchange in which an affiliate of the Fund would pay a fee to the exchange used for the purpose of incentivizing one or more market makers in the securities of the Fund to enhance the liquidity and quality of the secondary market of securities of the Fund. The fee would then be credited by the exchange to one or more market makers that meet or exceed liquidity and market quality standards with respect to the securities of the Fund. Each market maker incentive program is subject to approval from the SEC. Any such fee payments made to an exchange will be made by an affiliate of the Fund solely for the benefit of the Fund and will not be paid from any Fund assets. Other funds managed by BFA may also participate in such programs.
106

Determination of Net Asset Value
Valuation of Shares. The NAV for each Fund is generally calculated as of the close of regular trading hours on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each business day the NYSE is open. Valuation of assets held by a Fund is as follows:
Equity Investments. Equity securities traded on a recognized securities exchange (e.g., NYSE), on separate trading boards of a securities exchange or through a market system that provides contemporaneous transaction pricing information (each an “Exchange”) are valued using information obtained via independent pricing services, generally at the Exchange closing price or, if an Exchange closing price is not available, the last traded price on that Exchange prior to the time as of which the assets or liabilities are valued. However, under certain circumstances, other means of determining current market value may be used. If an equity security is traded on more than one Exchange, the current market value of the security where it is primarily traded generally will be used. In the event that there are no sales involving an equity security held by a Fund on a day on which a Fund values such security, the prior day’s price will be used, unless BFA determines that such prior day’s price no longer reflects the fair value of the security, in which case such asset would be treated as a Fair Value Asset (as defined below).
Options, Futures, Swaps and Other Derivatives. Exchange-traded equity options (except ETF options, equity index options or those that are customized) for which market quotations are readily available are valued at the mean of the last bid and ask prices as quoted on the Exchange or the board of trade on which such options are traded. In the event that there is no mean price available for such exchange traded equity option held by a Fund on a day on which a Fund values such option, the last bid (long positions) or ask (short positions) price, if available, will be used as the value of such option. If no bid or ask price is available on a day on which a Fund values such option, the prior day’s price will be used, unless BFA determines that such prior day’s price no longer reflects the fair value of the option, in which case such option will be treated as a Fair Value Asset. Customized exchange-traded equity options, ETF options, equity index options and OTC derivatives, may be valued using a mathematical model which may incorporate a number of market data factors. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price or settle price as of the close of such exchanges. Swap agreements and other derivatives are generally valued daily based upon quotations from market makers or by a pricing service in accordance with the Valuation Procedures.
Underlying Funds. Shares of underlying open-end funds (including money market funds) are valued at NAV. Shares of underlying exchange-traded closed-end funds or other ETFs will be valued at their most recent closing price.
General Valuation Information. Prices obtained from independent third-party pricing services, broker-dealers or market makers to value a Fund’s securities and other assets and liabilities are based on information available at the time a Fund values its assets and liabilities. In the event that a pricing service quotation is revised or updated subsequent to the day on which a Fund valued such security, the revised pricing service quotation generally will be applied prospectively. Such determination will be made considering pertinent facts and circumstances surrounding the revision.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for assets that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investment may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
All cash, receivables and current payables are carried on a Fund’s books at their fair value.
In the event that application of the methods of valuation discussed above result in a price for a security which is deemed not to be representative of the fair market value of such security, the security will be valued by, under the direction of or in accordance with a method approved by BFA, each Fund’s valuation designee, as reflecting fair value. All other assets and liabilities (including securities for which market quotations are not readily available) held by a Fund (including restricted securities) are valued at fair value as determined in good faith by BFA pursuant to the Valuation Procedures. Any assets and liabilities which are denominated in a foreign currency are translated into U.S. dollars at the prevailing market rates.
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Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used in the Underlying Index, which, in turn, could result in a difference between a Fund’s performance and the performance of the Underlying Index.
Fair Value. When market quotations are not readily available or are believed by BFA to be unreliable, a Fund’s investments are valued at fair value (“Fair Value Assets”). Fair Value Assets are valued by BFA in accordance with the Valuation Procedures. Pursuant to Rule 2a-5 under the Investment Company Act, the Board of Trustees has designated BFA as the valuation designee for the respective Funds for which it serves as investment adviser. BFA may reasonably conclude that a market quotation is not readily available or is unreliable if, among other things, a security or other asset or liability does not have a price source due to its complete lack of trading, if BFA believes a market quotation from a broker-dealer or other source is unreliable (e.g., where it varies significantly from a recent trade, or no longer reflects the fair value of the security or other asset or liability subsequent to the most recent market quotation), or where the security or other asset or liability is only thinly traded or due to the occurrence of a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if BFA determines, in its reasonable business judgment, that an event has occurred after the close of trading for an asset or liability but prior to or at the time of pricing a Fund’s assets or liabilities, is likely to cause a material change to the last exchange closing price or closing market price of one or more assets held by, or liabilities of, a Fund. On any day the NYSE is open and a foreign market or the primary exchange on which a foreign asset or liability is traded is closed, such asset or liability will be valued using the prior day’s price, provided that BFA is not aware of any significant event or other information that would cause such price to no longer reflect the fair value of the asset or liability, in which case such asset or liability would be treated as a Fair Value Asset.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
BFA’s Rule 2a-5 Committee is responsible for reviewing and approving methodologies by investment type and significant inputs used in the fair valuation of Fund assets or liabilities. In addition, a Fund’s accounting agent assists BFA by periodically endeavoring to confirm the prices it receives from all third-party pricing services, index providers and broker-dealers. BFA regularly evaluates the values assigned to the securities and other assets and liabilities of a Fund.
When determining the price for a Fair Value Asset, BFA will seek to determine the price that a Fund might reasonably expect to receive from the current sale of that asset or liability in an arm’s-length transaction on the date on which the asset or liability is being valued, and does not seek to determine the price a Fund might reasonably expect to receive for selling an asset or liability at a later time or if it holds the asset or liability to maturity. Fair value determinations will be based upon all available factors that BFA deems relevant at the time of the determination, and may be based on analytical values determined by BFA using proprietary or third-party valuation models.
Fair value represents a good faith approximation of the value of an asset or liability. When determining the fair value of an investment, one or more fair value methodologies may be used (depending on certain factors, including the asset type). For example, the investment may be initially priced based on the original cost of the investment or, alternatively, using proprietary or third-party models that may rely upon one or more unobservable inputs. Prices of actual, executed or historical transactions in the relevant investment (or comparable instruments) or, where appropriate, an appraisal by a third-party experienced in the valuation of similar instruments, may also be used as a basis for establishing the fair value of an investment.
The fair value of one or more assets or liabilities may not, in retrospect, be the price at which those assets or liabilities could have been sold during the period in which the particular fair values were used in determining a Fund’s NAV. As a result, a Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.
Each Fund’s annual audited financial statements, which are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”), follow the requirements for valuation set forth in Financial Accounting Standards Board Accounting Standards Codification Topic 820, “Fair Value Measurements and Disclosures” (“ASC 820”), which defines and establishes a framework for measuring fair value under US GAAP and expands financial statement disclosure requirements relating to fair value measurements.
108

Generally, ASC 820 and other accounting rules applicable to funds and various assets in which they invest are evolving. Such changes may adversely affect a Fund. For example, the evolution of rules governing the determination of the fair market value of assets or liabilities, to the extent such rules become more stringent, would tend to increase the cost and/or reduce the availability of third-party determinations of fair market value. This may in turn increase the costs associated with selling assets or affect their liquidity due to a Fund’s inability to obtain a third-party determination of fair market value.
Brokerage Transactions
Subject to policies established by the Board, BFA is primarily responsible for the execution of a Fund’s portfolio transactions and the allocation of brokerage. BFA does not execute transactions through any particular broker or dealer, but seeks to obtain the best net results for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution, operational facilities of the firm and the firm’s risk and skill in positioning blocks of securities. While BFA generally seeks reasonable trade execution costs, a Fund does not necessarily pay the lowest spread or commission available, and payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions. Subject to applicable legal requirements, BFA may select a broker based partly upon brokerage or research services provided to BFA and its clients, including a Fund. In return for such services, BFA may cause a Fund to pay a higher commission than other brokers would charge if BFA determines in good faith that the commission is reasonable in relation to the services provided.
In selecting brokers or dealers to execute portfolio transactions, BFA seeks to obtain the best price and most favorable execution for a Fund and may take into account a variety of factors including: (i) the size, nature and character of the security or instrument being traded and the markets in which it is purchased or sold; (ii) the desired timing of the transaction; (iii) BFA’s knowledge of the expected commission rates and spreads currently available; (iv) the activity existing and expected in the market for the particular security or instrument, including any anticipated execution difficulties; (v) the full range of brokerage services provided; (vi) the broker’s or dealer’s capital; (vii) the quality of research and research services provided; (viii) the reasonableness of the commission, dealer spread or its equivalent for the specific transaction; and (ix) BFA’s knowledge of any actual or apparent operational problems of a broker or dealer. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, thinly traded securities, or other circumstances.
Section 28(e) of the 1934 Act (“Section 28(e)”) permits a U.S. investment adviser, under certain circumstances, to cause an account to pay a broker or dealer a commission for effecting a transaction in securities that exceeds the amount another broker or dealer would have charged for effecting the same transaction in recognition of the value of brokerage and research services provided by that broker or dealer. This includes commissions paid on riskless principal transactions in securities under certain conditions.
From time to time, a Fund may purchase new issues of securities in a fixed price offering. In these situations, the broker may be a member of the selling group that will, in addition to selling securities, provide BFA with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the broker will provide research “credits” in these situations at a rate that is higher than that available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).
The Funds anticipate that brokerage transactions involving foreign equity securities generally will be conducted primarily on the principal stock exchanges of the applicable country. Foreign equity securities may be held by the Funds in the form of depositary receipts, or other securities convertible into foreign equity securities. Depositary receipts may be listed on stock exchanges, or traded in OTC markets in the U.S. or Europe, as the case may be. ADRs, like other securities traded in the U.S., will be subject to negotiated commission rates.
OTC issues, including most fixed-income securities such as corporate debt and U.S. Government securities, are normally traded on a “net” basis without a stated commission, through dealers acting for their own account and not as brokers. The Funds will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer with respect to both foreign and domestic securities will generally include a “spread,” which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer’s normal profit.
109

Under the 1940 Act, persons affiliated with a Fund and persons who are affiliated with such affiliated persons are prohibited from dealing with the Fund as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC. Since transactions in the OTC market usually involve transactions with the dealers acting as principal for their own accounts, the Funds will not deal with affiliated persons and affiliated persons of such affiliated persons in connection with such transactions. The Funds will not purchase securities during the existence of any underwriting or selling group relating to such securities of which BFA, BRIL or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Board in accordance with Rule 10f-3 under the 1940 Act.
Purchases of money market instruments by the Funds are made from dealers, underwriters and issuers. The Funds do not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer.
BFA may, from time to time, effect trades on behalf of and for the account of the Funds with brokers or dealers that are affiliated with BFA, in conformity with Rule 17e-1 under the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions.
Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid.
Investment decisions for the Funds and for other investment accounts managed by BFA and the other Affiliates are made independently of each other in light of differing conditions. A variety of factors will be considered in making investment allocations. These factors include: (i) investment objectives or strategies for particular accounts, including sector, industry, country or region and capitalization weightings; (ii) tax considerations of an account; (iii) risk or investment concentration parameters for an account; (iv) supply or demand for a security at a given price level; (v) size of available investment; (vi) cash availability and liquidity requirements for accounts; (vii) regulatory restrictions; (viii) minimum investment size of an account; (ix) relative size of account; and (x) such other factors as may be approved by BlackRock’s general counsel. Moreover, investments may not be allocated to one client account over another based on any of the following considerations: (i) to favor one client account at the expense of another; (ii) to generate higher fees paid by one client account over another or to produce greater performance compensation to BlackRock; (iii) to develop or enhance a relationship with a client or prospective client; (iv) to compensate a client for past services or benefits rendered to BlackRock or to induce future services or benefits to be rendered to BlackRock; or (v) to manage or equalize investment performance among different client accounts. BFA and the other Affiliates may deal, trade and invest for their own respective accounts in the types of securities in which the Funds may invest.
Initial public offerings (“IPOs”) of securities may be over-subscribed and subsequently trade at a premium in the secondary market. When BFA is given an opportunity to invest in such an initial offering or “new” or “hot” issue, the supply of securities available for client accounts is often less than the amount of securities the accounts would otherwise take. In order to allocate these investments fairly and equitably among client accounts over time, each portfolio manager or a member of his or her respective investment team will indicate to BFA’s trading desk their level of interest in a particular offering with respect to eligible clients’ accounts for which that team is responsible. IPOs of U.S. equity securities will be identified as eligible for particular client accounts that are managed by portfolio teams who have indicated interest in the offering based on market capitalization of the issuer of the security and the investment mandate of the client account and in the case of international equity securities, the country where the offering is taking place and the investment mandate of the client account. Generally, shares received during the IPO will be allocated among participating client accounts within each investment mandate on a pro rata basis. This pro rata allocation may result in a Fund receiving less of a particular security than if pro-rating had not occurred. All allocations of securities will be subject, where relevant, to share minimums established for accounts and compliance constraints. In situations where supply is too limited to be allocated among all accounts for which the investment is eligible, portfolio managers may rotate such investment opportunities among one or more accounts so long as the rotation system provides for fair access for all client accounts over time. Other allocation methodologies that are considered by BFA to be fair and equitable to clients may be used as well.
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Because different accounts may have differing investment objectives and policies, BFA may buy and sell the same securities at the same time for different clients based on the particular investment objective, guidelines and strategies of those accounts. For example, BFA may decide that it may be entirely appropriate for a growth fund to sell a security at the same time a value fund is buying that security. To the extent that transactions on behalf of more than one client of BFA or the other Affiliates during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. For example, sales of a security by BlackRock on behalf of one or more of its clients may decrease the market price of such security, adversely impacting other BlackRock clients that still hold the security. If purchases or sales of securities arise for consideration at or about the same time that would involve the Funds or other clients or funds for which BFA or another Affiliate act as investment manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all.
In certain instances, BFA may find it efficient for purposes of seeking to obtain best execution, to aggregate or “bunch” certain contemporaneous purchases or sale orders of its advisory accounts and advisory accounts of affiliates. In general, all contemporaneous trades for client accounts under management by the same portfolio manager or investment team will be bunched in a single order if the trader believes the bunched trade would provide each client with an opportunity to achieve a more favorable execution at a potentially lower execution cost. The costs associated with a bunched order will be shared pro rata among the clients in the bunched order. Generally, if an order for a particular portfolio manager or management team is filled at several different prices through multiple trades, all accounts participating in the order will receive the average price (except in the case of certain international markets where average pricing is not permitted). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Funds are concerned, in other cases it could be beneficial to the Funds. Transactions effected by BFA or the other Affiliates on behalf of more than one of its clients during the same period may increase the demand for securities being purchased or the supply of securities being sold, causing an adverse effect on price. The trader will give the bunched order to the broker-dealer that the trader has identified as being able to provide the best execution of the order. Orders for purchase or sale of securities will be placed within a reasonable amount of time of the order receipt and bunched orders will be kept bunched only long enough to execute the order.
The table below sets forth the brokerage commissions paid by each Fund for the fiscal years noted. Any differences in brokerage commissions paid by a Fund from year to year are principally due to increases or decreases in that Fund’s assets over those periods or the magnitude of changes to the components of a Fund's Underlying Index:

Fund	Brokerage Commissions Paid During Fiscal Year Ended July 31, 2025	Brokerage Commissions Paid During Fiscal Year Ended July 31, 2024	Brokerage Commissions Paid During Fiscal Year Ended July 31, 2023
iShares China Large-Cap ETF	$2,142,031	$434,551	$665,859
iShares ESG Optimized MSCI USA Min Vol Factor ETF	338	393.10	195.72
iShares International Equity Factor ETF	127,962	78,819	70,519
iShares International Small-Cap Equity Factor ETF	69,924	85,630	370,774
iShares MSCI EAFE ETF	1,214,944	939,436	722,071
iShares MSCI EAFE Growth ETF	539,349	409,847	265,408
iShares MSCI EAFE Min Vol Factor ETF	431,635	511,581	658,324
iShares MSCI EAFE Small-Cap ETF	584,578	460,695	506,582
iShares MSCI EAFE Value ETF	1,124,858	1,138,027	741,049
iShares MSCI Europe Financials ETF	77,023	44,085	62,466
iShares MSCI Europe Small-Cap ETF	7,877	6,508	6,427
iShares MSCI Intl Momentum Factor ETF	806,928	317,605	252,242
iShares MSCI Intl Quality Factor ETF	605,764	585,927	435,784
iShares MSCI Intl Value Factor ETF	79,838	73,221	62,565
iShares MSCI USA Min Vol Factor ETF	519,363	918,481.24	975,611.25
iShares MSCI USA Momentum Factor ETF	1,481,198	783,731.59	1,332,381.86
iShares MSCI USA Quality Factor ETF	1,022,718	1,270,195.33	1,512,732.32
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Fund	Brokerage Commissions Paid During Fiscal Year Ended July 31, 2025	Brokerage Commissions Paid During Fiscal Year Ended July 31, 2024	Brokerage Commissions Paid During Fiscal Year Ended July 31, 2023
iShares MSCI USA Size Factor ETF	10,595	13,058.40	15,090.73
iShares MSCI USA Small-Cap Min Vol Factor ETF	48,865	132,620	206,434
iShares MSCI USA Value Factor ETF	429,026	412,782.49	431,934.27
iShares U.S. Equity Factor ETF	45,127	46,661	52,338
iShares U.S. Small-Cap Equity Factor ETF	158,722	119,638	551,652
iShares U.S. Tech Breakthrough Multisector ETF	5,940	6,930	13,051
None of the Funds paid any brokerage commissions to BRIL, an affiliate of BFA, or to any other broker-dealer that is part of the BlackRock group of companies, during the fiscal year ended July 31, 2025.
The following table sets forth the names of the Funds’ “regular” broker-dealers, as defined under Rule 10b-1 of the 1940 Act, which derive more than 15% of their gross revenues from securities-related activities and in which the Funds invest, together with the market value of each investment as of the fiscal year ended July 31, 2025:

Fund	Issuer	Market Value of Investment
iShares International Equity Factor ETF	Royal Bank of Canada	$20,350,899
	UBS Group AG	18,454,828
	Barclays PLC	6,702,744
	BNP Paribas SA	1,258,168

iShares MSCI EAFE ETF	UBS Group AG	$416,005,240
	Barclays PLC	238,302,655
	Nomura Holdings Inc.	67,226,324

iShares MSCI EAFE Growth ETF	UBS Group AG	$167,099,337

iShares MSCI EAFE Value ETF	BNP Paribas SA	$260,839,666
	Barclays PLC	196,462,700
	Nomura Holdings Inc.	55,697,017

iShares MSCI Europe Financials ETF	HSBC Holdings PLC	$303,567,748
	UBS Group AG	172,335,077
	BNP Paribas SA	130,831,730
	Barclays PLC	98,495,091

iShares MSCI Intl Momentum Factor ETF	Royal Bank of Canada	$37,053,740
	Barclays PLC	21,899,157

iShares MSCI Intl Value Factor ETF	HSBC Holdings PLC	$50,914,755
	BNP Paribas SA	31,950,127
	Barclays PLC	28,407,998
	Nomura Holdings Inc.	5,987,286

iShares MSCI USA Momentum Factor ETF	JPMorgan Chase & Co.	$841,006,105
	Morgan Stanley	$203,782,192
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Fund	Issuer	Market Value of Investment
	The Goldman Sachs Group, Inc.	$273,130,623
	Wells Fargo & Company	$255,264,904

iShares MSCI USA Size Factor ETF	Bank of America Corp.	$630,771
	Citigroup Inc.	$755,597
	JPMorgan Chase & Co.	$649,654
	Morgan Stanley	$678,822
	The Goldman Sachs Group, Inc.	$740,233

iShares MSCI USA Value Factor ETF	Bank of America Corp.	$168,343,171
	Citigroup Inc.	$153,625,085
	The Goldman Sachs Group, Inc.	$87,297,516

iShares U.S. Equity Factor ETF	J.P. Morgan Securities LLC	$47,267,758
	Goldman Sachs & Co. LLC	$15,625,926
	BofA Securities, Inc.	$9,887,230
	Citigroup Global Markets Inc.	$4,047,934
	Morgan Stanley & Co. LLC	$2,724,690
The Funds' purchase and sale orders for securities may be combined with those of other investment companies, clients or accounts that BlackRock manages or advises. If purchases or sales of portfolio securities of the Funds and one or more other accounts managed or advised by BlackRock are considered at or about the same time, transactions in such securities are allocated among the Funds and the other accounts in a manner deemed equitable to all by BlackRock. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower transaction costs will be beneficial to the Funds. BlackRock may deal, trade and invest for its own account in the types of securities in which the Funds may invest. BlackRock may, from time to time, effect trades on behalf of and for the account of the Funds with brokers or dealers that are affiliated with BFA, in conformity with the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions. The Funds will not deal with affiliates in principal transactions unless permitted by applicable SEC rules or regulations, or by SEC exemptive order.
Portfolio turnover may vary from year to year, as well as within a year. High turnover rates may result in comparatively greater brokerage expenses. The table below sets forth the portfolio turnover rates of each Fund for the fiscal years noted:
The table below sets forth the portfolio turnover rates of each Fund for the fiscal years noted:
Fund	Fiscal Year Ended July 31, 2025	Fiscal Year Ended July 31, 2024
iShares China Large-Cap ETF	26%	18%
iShares ESG Optimized MSCI USA Min Vol Factor ETF	24%	24%
iShares International Equity Factor ETF	21%	22%
iShares International Small-Cap Equity Factor ETF	30%	26%
iShares MSCI EAFE ETF	4%	3%
iShares MSCI EAFE Growth ETF	23%	22%
iShares MSCI EAFE Min Vol Factor ETF	24%	23%
iShares MSCI EAFE Small-Cap ETF	18%	14%
iShares MSCI EAFE Value ETF	23%	28%
iShares MSCI Europe Financials ETF	5%	5%
iShares MSCI Europe Small-Cap ETF	18%	16%
iShares MSCI Intl Momentum Factor ETF	109%	70%
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Fund	Fiscal Year Ended July 31, 2025	Fiscal Year Ended July 31, 2024
iShares MSCI Intl Quality Factor ETF	20%	27%
iShares MSCI Intl Value Factor ETF	16%	16%
iShares MSCI USA Min Vol Factor ETF	22%	25%
iShares MSCI USA Momentum Factor ETF	116%	95%
iShares MSCI USA Quality Factor ETF	21%	31%
iShares MSCI USA Size Factor ETF	23%	19%
iShares MSCI USA Small-Cap Min Vol Factor ETF	43%	44%
iShares MSCI USA Value Factor ETF	30%	24%
iShares U.S. Equity Factor ETF	20%	21%
iShares U.S. Small-Cap Equity Factor ETF	24%	23%
iShares U.S. Tech Breakthrough Multisector ETF	15%	15%
Additional Information Concerning the Trust
Shares.  The Trust issues shares of beneficial interests in the funds with no par value. The Board may designate additional iShares funds.
Each share issued by a fund has a pro rata interest in the assets of that fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant fund, and in the net distributable assets of such fund on liquidation.
Each share has one vote with respect to matters upon which the shareholder is entitled to vote. In any matter submitted to shareholders for a vote, each fund shall hold a separate vote, provided that shareholders of all affected funds will vote together when: (i) required by the 1940 Act, or (ii) the Trustees determine that the matter affects the interests of more than one fund.
Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the fund) have noncumulative voting rights in the election of members of the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.
Following the creation of the initial Creation Unit(s) of shares of a fund and immediately prior to the commencement of trading in such fund’s shares, a holder of shares may be a “control person” of the fund, as defined in Rule 0-1 under the 1940 Act. A fund cannot predict the length of time for which one or more shareholders may remain a control person of the fund.
Shareholders may make inquiries by writing to iShares Trust, c/o BlackRock Investments, LLC, 1 University Square Drive, Princeton, NJ 08540.
Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC’s rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC or its staff, officers and trustees of a fund and beneficial owners of 10% of the shares of a fund (“Insiders”) may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the 1934 Act and the SEC’s rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act and existing guidance provided by the SEC staff.
In accordance with the Trust's current Agreement and Declaration of Trust (the “Declaration of Trust”), the Board may, without shareholder approval (unless such shareholder approval is required by the Declaration of Trust or applicable law, including the 1940 Act), authorize certain funds to merge, reorganize, consolidate, sell all or substantially all of their assets, or take other similar actions with, to or into another fund.  The Trust or a fund may be terminated by a majority vote of the Board, subject to the affirmative vote of a majority of the shareholders of the Trust or such fund entitled to vote on termination; however, in certain circumstances described in the Declaration of Trust, only a majority vote of the Board is
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required. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Declaration of Trust provides that the Board will have the unrestricted power to alter the number of shares in a Creation Unit. Therefore, in the event of a termination of the Trust or a fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Units or to be individually redeemable. In such circumstance, the Trust or a fund may make redemptions in-kind, for cash or for a combination of cash or securities. Further, in the event of a termination of the Trust or a fund, the Trust or a fund might elect to pay cash redemptions to all shareholders, with an in-kind election for shareholders owning in excess of a certain stated minimum amount.
DTC as Securities Depository for Shares of the Funds.  Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.
DTC was created in 1973 to enable electronic movement of securities between its participants (“DTC Participants”), and NSCC was established in 1976 to provide a single settlement system for securities clearing and to serve as central counterparty for securities trades among DTC Participants. In 1999, DTC and NSCC were consolidated within The Depository Trust & Clearing Corporation (“DTCC”) and became wholly-owned subsidiaries of DTCC. The common stock of DTCC is owned by the DTC Participants, but NYSE and FINRA, through subsidiaries, hold preferred shares in DTCC that provide them with the right to elect one member each to the DTCC board of directors. Access to the DTC system is available to entities, such as banks, brokers, dealers and trust companies, that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).
Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in shares of the Fund.
Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.
The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.
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Distribution of Shares.  In connection with each Fund's launch, each Fund was seeded through the sale of one or more Creation Units by each Fund to one or more initial investors. Initial investors participating in the seeding may be Authorized Participants, a lead market maker or other third party investor or an affiliate of each Fund or each Fund’s adviser. Each such initial investor may sell some or all of the shares underlying the Creation Unit(s) held by them pursuant to the registration statement for each Fund (each, a “Selling Shareholder”), which shares have been registered to permit the resale from time to time after purchase. Each Fund will not receive any of the proceeds from the resale by the Selling Shareholders of these shares.
Selling Shareholders may sell shares owned by them directly or through broker-dealers, in accordance with applicable law, on any national securities exchange on which the shares may be listed or quoted at the time of sale, through trading systems, in the OTC market or in transactions other than on these exchanges or systems at fixed prices, at prevailing market prices at the time of the sale, at varying prices determined at the time of sale, or at negotiated prices. These sales may be effected through brokerage transactions, privately negotiated trades, block sales, entry into options or other derivatives transactions or through any other means authorized by applicable law. Selling Shareholders may redeem the shares held in Creation Unit size by them through an Authorized Participant.
Any Selling Shareholder and any broker-dealer or agents participating in the distribution of shares may be deemed to be “underwriters” within the meaning of Section 2(a)(11) of the 1933 Act, in connection with such sales.
Any Selling Shareholder and any other person participating in such distribution will be subject to applicable provisions of the 1934 Act and the rules and regulations thereunder.
Creation and Redemption of Creation Units
General.  The Trust issues and sells shares of each Fund only in Creation Units on a continuous basis through the Distributor or its agent, without a sales load, at a price based on the Fund’s NAV next determined after receipt, on any Business Day (as defined below), of an order received by the Distributor or its agent in proper form. On days when the applicable Listing Exchange closes earlier than normal, the Funds may require orders to be placed earlier in the day. The following table sets forth the number of shares of a Fund that constitute a Creation Unit for such Fund and the approximate value of such Creation Unit as of July 31, 2025:

Fund	Shares Per Creation Unit	Approximate Value Per Creation Unit (U.S.$)
iShares China Large-Cap ETF	150,000	$5,612,701.95
iShares ESG Optimized MSCI USA Min Vol Factor ETF	50,000	$1,431,398.20
iShares International Equity Factor ETF	100,000	$3,362,528.80
iShares International Small-Cap Equity Factor ETF	100,000	$3,841,254.40
iShares MSCI EAFE ETF	600,000	$52,312,334.40
iShares MSCI EAFE Growth ETF	400,000	$42,876,868.80
iShares MSCI EAFE Min Vol Factor ETF	100,000	$8,168,748.70
iShares MSCI EAFE Small-Cap ETF	200,000	$14,398,790.40
iShares MSCI EAFE Value ETF	400,000	$25,213,224.40
iShares MSCI Europe Financials ETF	50,000	$1,601,068.80
iShares MSCI Europe Small-Cap ETF	50,000	$3,266,994.75
iShares MSCI Intl Momentum Factor ETF	100,000	$4,468,350.90
iShares MSCI Intl Quality Factor ETF	100,000	$4,144,425.10
iShares MSCI Intl Value Factor ETF	100,000	$3,272,947.50
iShares MSCI USA Min Vol Factor ETF	100,000	$9,262,649.90
iShares MSCI USA Momentum Factor ETF	50,000	$12,063,326.50
iShares MSCI USA Quality Factor ETF	50,000	$9,208,475.20
iShares MSCI USA Size Factor ETF	50,000	$7,810,905.70
iShares MSCI USA Small-Cap Min Vol Factor ETF	50,000	$2,073,256.90
iShares MSCI USA Value Factor ETF	50,000	$5,647,495.30
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Fund	Shares Per Creation Unit	Approximate Value Per Creation Unit (U.S.$)
iShares U.S. Equity Factor ETF	50,000	$3,276,517.45
iShares U.S. Small-Cap Equity Factor ETF	50,000	$3,463,291.70
iShares U.S. Tech Breakthrough Multisector ETF	50,000	$2,889,210.10
In its discretion, the Trust reserves the right to increase or decrease the number of a Fund’s shares that constitute a Creation Unit. The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of any Fund, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.
A “Business Day” with respect to each Fund is any day the Fund is open for business, including any day when it satisfies redemption requests as required by Section 22(e) of the 1940 Act. Each Fund is open for business any day on which the Listing Exchange on which the Fund is listed for trading is open for business. As of the date of this SAI, each Listing Exchange observes the following holidays, as observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Fund Deposit.  The consideration for purchase of Creation Units of a Fund generally consists of Deposit Securities and the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which, when combined with a Fund's portfolio securities, is designed to generate performance that has a collective investment profile similar to that of the Underlying Index. The Fund Deposit represents the minimum initial and subsequent investment amount for a Creation Unit of any Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, to purchases of Creation Units of shares of a given Fund until such time as the next-announced Fund Deposit is made available.
The “Cash Component” is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the “Deposit Amount,” which is an amount equal to the market value of the Deposit Securities, and serves to compensate for any differences between the NAV per Creation Unit and the Deposit Amount. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities are the sole responsibility of the Authorized Participant purchasing a Creation Unit.
The identity and number of shares of the Deposit Securities change pursuant to changes in the composition of a Fund's portfolio and as rebalancing adjustments and corporate action events are reflected from time to time by BFA with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities constituting the relevant Underlying Index.
The Fund Deposit may also be modified to minimize the Cash Component by redistributing the cash to the Deposit Securities portion of the Fund Deposit through “systematic rounding.” The rounding methodology “rounds up” position sizes of securities in the Deposit Securities (which in turn reduces the cash portion). However, the methodology limits the maximum allowed percentage change in weight and share quantity of any given security in the Fund Deposit.
Fund Deposits may also be modified to position a fund towards a forward index rebalance to reflect revisions that account for index additions, deletions, and re-weights.
The Trust may, in its sole discretion, substitute a “cash in lieu” amount to be added to the Cash Component to replace any Deposit Security in certain circumstances, including: (i) when instruments are not available in sufficient quantity for delivery; (ii) when instruments are not eligible for transfer through DTC or the clearing process (as discussed below); (iii) when instruments that the Authorized Participant (or an investor on whose behalf the Authorized Participant is acting) are not able to be traded due to a trading restriction; (iv) when delivery of the Deposit Security by the Authorized Participant (or by an investor on whose behalf the Authorized Participant is acting) would be restricted under applicable securities or other local laws; (v) in connection with distribution payments to be made by a Fund; or (vi) in certain other situations.
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Cash Purchase Method.  Although the Trust does not generally permit partial or full cash purchases of Creation Units of its funds, when partial or full cash purchases of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind purchases thereof. In the case of a partial or full cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser.
Procedures for Creation of Creation Units.  To be eligible to place orders with the Distributor and to create a Creation Unit of the Funds, an entity must be: (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC, or (ii) a DTC Participant, and must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Units (“Authorized Participant Agreement”) (discussed below). A member or participant of a clearing agency registered with the SEC which has a written agreement with the Funds or one of their service providers that allows such member or participant to place orders for the purchase and redemption of Creation Units is referred to as an “Authorized Participant.” All shares of the Funds, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.
Role of the Authorized Participant.  Creation Units may be purchased only by or through a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Funds or one of their service providers that allows such member or participant to place orders for the purchase and redemption of Creation Units (an “Authorized Participant”). Such Authorized Participant will agree, pursuant to the terms of such Authorized Participant Agreement and on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that such Authorized Participant will make available in advance of each purchase of shares an amount of cash sufficient to pay the Cash Component, once the NAV of a Creation Unit is next determined after receipt of the purchase order in proper form, together with the transaction fees described below. An Authorized Participant, acting on behalf of an investor, may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Cash Component. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement and that orders to purchase Creation Units may have to be placed by the investor's broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Trust does not expect to enter into an Authorized Participant Agreement with more than a small number of DTC Participants. A list of current Authorized Participants may be obtained from the Distributor. The Distributor has adopted guidelines regarding Authorized Participants’ transactions in Creation Units that are made available to all Authorized Participants. These guidelines set forth the processes and standards for Authorized Participants to transact with the Distributor and its agents in connection with creation and redemption transactions. In addition, the Distributor may be appointed as the proxy of the Authorized Participant and may be granted a power of attorney under its Authorized Participant Agreement.
Purchase Orders.   To initiate an order for a Creation Unit, an Authorized Participant must submit to the Distributor or its agent an irrevocable order to purchase shares of a Fund, in proper form, generally before 4:00 p.m., Eastern time on any Business Day to receive that day’s NAV. The Distributor or its agent will notify BFA and the custodian of such order. The custodian will then provide such information to any appropriate sub-custodian. Procedures and requirements governing the delivery of the Fund Deposit are set forth in the procedures handbook for Authorized Participants and may change from time to time. Investors, other than Authorized Participants, are responsible for making arrangements for a creation request to be made through an Authorized Participant. The Distributor or its agent will provide a list of current Authorized Participants upon request. Those placing orders to purchase Creation Units through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor or its agent by the Cutoff Time (as defined below) on such Business Day.
The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Funds, immediately available or same day funds estimated by the Funds to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fees. Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the Cutoff Time of the Funds. Investors should be aware that an Authorized Participant may require orders for purchases of shares placed with it to be in the particular form required by the individual Authorized Participant.
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The Authorized Participant is responsible for any and all expenses and costs incurred by a Fund, including any applicable cash amounts, in connection with any purchase order.
Timing of Submission of Purchase Orders.  An Authorized Participant must submit an irrevocable order to purchase shares of a Fund generally before 4:00 p.m., Eastern time on any Business Day in order to receive that day's NAV. Creation Orders must be transmitted by an Authorized Participant in the form required by the Funds to the Distributor or its agent pursuant to procedures set forth in the Authorized Participant Agreement. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or its agent or an Authorized Participant. Orders to create shares of a Fund that are submitted on the Business Day immediately preceding a holiday or a day (other than a weekend) when the equity markets in the relevant non-U.S. market are closed may not be accepted. Each Fund's deadline specified above for the submission of purchase orders is referred to as that Fund's “Cutoff Time.” The Distributor or its agent, in their discretion, may permit the submission of such orders and requests by or through an Authorized Participant at any time (including on days on which the Listing Exchange is not open for business) via communication through the facilities of the Distributor's or its agent's proprietary website maintained for this purpose. Purchase orders and redemption requests, if accepted by the Trust, will be processed based on the NAV next determined after such acceptance in accordance with a Fund's Cutoff Times as provided in the Authorized Participant Agreement and disclosed in this SAI.
Acceptance of Orders for Creation Units.   Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor's behalf) and (ii) arrangements satisfactory to the Funds are in place for payment of the Cash Component and any other cash amounts which may be due, the Funds will accept the order, subject to each Fund's right (and the right of the Distributor and BFA) to reject any order until acceptance, as set forth below.
Once a Fund has accepted an order, upon the next determination of the NAV of the shares, the Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor or its agent will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.
Each Fund reserves the right to reject or revoke a creation order transmitted to it by the Distributor or its agent provided that a rejection or revocation of a creation order does not violate Rule 6c-11 under the Investment Company Act. For example, a Fund may reject or revoke a creation order transmitted to it by the Distributor or its agent if (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities delivered do not conform to the identity and number of shares specified, as described above; (iv) acceptance of the Deposit Securities is not legally required or would, in the opinion of counsel, be unlawful; or (v) circumstances outside the control of the Fund, the Distributor or its agent and BFA make it impracticable to process purchase orders. The Distributor or its agent shall notify a prospective purchaser of a Creation Unit and/or the Authorized Participant acting on behalf of such purchaser of its rejection of such order. The Funds, State Street, Citibank or JPMorgan, as applicable, the sub-custodian and the Distributor or its agent are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for failure to give such notification.
Issuance of a Creation Unit.   Except as provided herein, a Creation Unit will not be issued until the transfer of good title to the applicable Fund of the Deposit Securities and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the custodian that the securities included in the Fund Deposit (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Distributor or its agent and BFA shall be notified of such delivery and the applicable Fund will issue and cause the delivery of the Creation Unit.
For the iShares ESG Optimized MSCI USA Min Vol Factor ETF, iShares MSCI USA Min Vol Factor ETF, iShares MSCI USA Momentum Factor ETF, iShares MSCI USA Quality Factor ETF, iShares MSCI USA Size Factor ETF, iShares MSCI USA Small-Cap Min Vol Factor ETF, iShares MSCI USA Value Factor ETF, iShares U.S. Equity Factor ETF, iShares U.S. Small-Cap Equity Factor ETF and iShares U.S. Tech Breakthrough Multisector ETF, Creation Units are generally issued on a “T+1 basis” (i.e., one Business Day after trade date).
For the iShares China Large-Cap ETF, iShares International Equity Factor ETF, iShares International Small-Cap Equity Factor ETF, iShares MSCI EAFE ETF, iShares MSCI EAFE Growth ETF, iShares MSCI EAFE Min Vol Factor ETF, iShares MSCI EAFE Small-Cap ETF, iShares MSCI EAFE Value ETF, iShares MSCI Europe Financials ETF, iShares MSCI Europe Small-Cap ETF, iShares MSCI Intl Momentum Factor ETF, iShares MSCI Intl Quality Factor ETF and iShares MSCI Intl Value Factor ETF, Creation Units are generally issued on a “T+2 basis” (i.e., two Business Days after trade date).
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However, each Fund reserves the right to settle Creation Unit transactions on a different basis, if necessary or appropriate under the circumstances and compliant with applicable law. These circumstances may include, among others, accommodating non-U.S. market holiday schedules and accounting for different treatment among non-U.S. and U.S. markets of dividend record dates and ex-dividend dates (i.e., the last day the holder of a security can sell the security and still receive dividends payable on the security).
To the extent contemplated by an Authorized Participant Agreement with the Distributor, each Fund will issue Creation Units to such Authorized Participant, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral as set forth in the handbook for Authorized Participants. The Trust may use such collateral at any time to buy Deposit Securities for the Funds. Such collateral must be delivered no later than the time specified by a Fund or its custodian on the contractual settlement date. Information concerning the Funds' current procedures for collateralization of missing Deposit Securities is available from the Distributor or its agent. The Authorized Participant Agreement will permit the Funds to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Funds of purchasing such securities and the collateral including, without limitation, liability for related brokerage, borrowings and other charges.
In certain cases, Authorized Participants may create and redeem Creation Units on the same trade date and in these instances, the Funds reserve the right to settle these transactions on a net basis or require a representation from the Authorized Participants that the creation and redemption transactions are for separate beneficial owners. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by each Fund and the Fund's determination shall be final and binding.
Costs Associated with Creation Transactions.
iShares MSCI EAFE Small-Cap ETF, iShares MSCI Intl Momentum Factor ETF, iShares MSCI Intl Quality Factor ETF and iShares MSCI Intl Value Factor ETF
A standard creation transaction fee is imposed to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard creation transaction fee is charged to the Authorized Participant on the day such Authorized Participant creates a Creation Unit, and is the same, regardless of the number of Creation Units purchased by the Authorized Participant on the applicable Business Day.
In order to defray transaction expenses for a Fund and protect against possible shareholder dilution, if a creation transaction consists solely or partially of cash, the Authorized Participant may also be required to cover (up to the maximum amount shown below) certain brokerage, tax, foreign exchange, execution and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs based on historical data or other inputs, at BlackRock’s discretion, and may include part or all of the spread between the expected bid and offer side of the market and anticipated market impact). However, a Fund is not obligated to trade identical securities to the securities identified by BlackRock in estimating these transaction and other costs and expenses. In certain cases, BlackRock or an affiliate may determine in its discretion to deviate from the regular charge, subject to the maximum amounts shown below.
Authorized Participants will also bear the costs of transferring the Deposit Securities to the Funds. Certain fees/costs associated with creation transactions may be waived in certain circumstances. Investors who use the services of a broker or other financial intermediary to acquire Fund shares may be charged a fee for such services.
The following table sets forth each Fund's standard creation transaction fees and maximum additional charge (as described above):

Fund	Standard Creation Transaction Fee	Maximum Additional Charge*
iShares MSCI EAFE Small-Cap ETF	$10,000	7.0%
iShares MSCI Intl Momentum Factor ETF	4,400	7.0%
iShares MSCI Intl Quality Factor ETF	4,800	7.0%
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Fund	Standard Creation Transaction Fee	Maximum Additional Charge*
iShares MSCI Intl Value Factor ETF	5,000	7.0%

*
As a percentage of the net asset value per Creation Unit.
iShares China Large-Cap ETF, iShares ESG Optimized MSCI USA Min Vol Factor ETF, iShares International Equity Factor ETF, iShares International Small-Cap Equity Factor ETF, iShares MSCI EAFE ETF, iShares MSCI EAFE Growth ETF, iShares MSCI EAFE Min Vol Factor ETF, iShares MSCI EAFE Value ETF, iShares MSCI Europe Financials ETF, iShares MSCI Europe Small-Cap ETF, iShares MSCI USA Min Vol Factor ETF, iShares MSCI USA Momentum Factor ETF, iShares MSCI USA Quality Factor ETF, iShares MSCI USA Size Factor ETF, iShares MSCI USA Small-Cap Min Vol Factor ETF, iShares MSCI USA Value Factor ETF, iShares U.S. Equity Factor ETF, iShares U.S. Small-Cap Equity Factor ETF and iShares U.S. Tech Breakthrough Multisector ETF
A standard creation transaction fee is imposed to offset the transfer and other transaction costs associated with the issuance of Creation Units. Under an ETF Services Agreement, the Funds have retained BRIL, an affiliate of BFA, to perform certain ETF Services. BRIL will receive from an Authorized Participant a standard transaction fee on each creation order, which consists of (1) a fee for providing the ETF Services (the “ETF Servicing Fee”) and (2) transfer, processing and other transaction costs charged by a Fund custodian in connection with the issuance of Creation Units for such creation order (“Custody Transaction Costs”). BRIL is entitled to retain the ETF Servicing Fee pursuant to the ETF Services Agreement, but BRIL will reimburse any Custody Transaction Costs to the applicable Fund custodian according to the amounts invoiced by such custodian.
The ETF Servicing Fee is a flat fee per order regardless of the number of Creation Units being purchased, which amount will vary among different Funds based on a number of factors, including the complexity of the order and the types of securities or instruments included in a Fund’s Creation Basket, among other variables. The ETF Servicing Fee may be equal to zero in certain instances, such as for creation transactions that consist solely of cash. The actual Custody Transaction Costs vary per order based on the number of trades, underlying markets and settlement locations associated with the issuance of a Creation Unit. The following table sets forth, for each Fund, either the actual creation transaction fee that was charged on November 10, 2025 or an estimate of the creation transaction fee that would have been charged if the Fund had issued a Creation Unit on that date. The actual fee that was or would have been charged to an Authorized Participant in connection with a creation order will vary over time depending on the factors discussed above, and may be higher than the fee set forth below.
In order to defray transaction expenses for a Fund and protect against possible shareholder dilution, if a creation transaction consists solely or partially of cash, the Authorized Participant may also be required to cover (up to the maximum amount shown below) certain brokerage, tax, foreign exchange, execution and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs based on historical data or other inputs, at BlackRock’s discretion, and may include part or all of the spread between the expected bid and offer side of the market and anticipated market impact). However, a Fund is not obligated to trade identical securities to the securities identified by BlackRock in estimating these transaction and other costs and expenses. In certain cases, BlackRock or an affiliate may determine in its discretion to deviate from the regular charge, subject to the maximum amounts shown below.
Authorized Participants will also bear the costs of transferring the Deposit Securities to the Funds. Certain fees/costs associated with creation transactions may be waived in certain circumstances. Investors who use the services of a broker or other financial intermediary to acquire Fund shares may be charged a fee for such services.
The following table sets forth each Fund’s actual or estimated creation transaction fee, as applicable, as of November 10, 2025 and maximum additional charge (as described above):
Fund	Standard Creation Transaction Fee	Maximum Additional Charge*
iShares China Large-Cap ETF	$1,065.50 **	3.0%
iShares ESG Optimized MSCI USA Min Vol Factor ETF	338.75 **	3.0%
iShares International Equity Factor ETF	1,750.50 **	3.0%
iShares International Small-Cap Equity Factor ETF	4,301.25 **	3.0%
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Fund	Standard Creation Transaction Fee	Maximum Additional Charge*
iShares MSCI EAFE ETF	2,929.50 **	3.0%
iShares MSCI EAFE Growth ETF	1,638.50 **	3.0%
iShares MSCI EAFE Min Vol Factor ETF	1,231.50 **	3.0%
iShares MSCI EAFE Value ETF	1,866.00 **	3.0%
iShares MSCI Europe Financials ETF	573.00 **	3.0%
iShares MSCI Europe Small-Cap ETF	3,583.25 **	3.0%
iShares MSCI USA Min Vol Factor ETF	362.50 **	3.0%
iShares MSCI USA Momentum Factor ETF	302.50 **	3.0%
iShares MSCI USA Quality Factor ETF	305.00 **	3.0%
iShares MSCI USA Size Factor ETF	887.50 **	3.0%
iShares MSCI USA Small-Cap Min Vol Factor ETF	500.00 **	3.0%
iShares MSCI USA Value Factor ETF	332.50 **	3.0%
iShares U.S. Equity Factor ETF	493.75 **	3.0%
iShares U.S. Small-Cap Equity Factor ETF	1,158.75 **	3.0%
iShares U.S. Tech Breakthrough Multisector ETF	353.75 **	3.0%

*
As a percentage of the net asset value per Creation Unit.
**
Estimated fees.
Redemption of Creation Units.
Shares of a Fund may be redeemed by Authorized Participants only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor or its agent and only on a Business Day. The Funds will not redeem shares in amounts less than Creation Units. There can be no assurance, however, that there will be sufficient liquidity in the secondary market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a Creation Unit that could be redeemed by an Authorized Participant. Beneficial owners also may sell shares in the secondary market.
Each Fund generally redeems Creation Units for Fund Securities (as defined below). Please see the Cash Redemption Method section below and the following discussion summarizing the in-kind method for further information on redeeming Creation Units of the Funds.
Each Fund publishes the designated portfolio of securities (including any portion of such securities for which cash may be substituted) that will be applicable to redemption requests received in proper form (as defined below) on that day (“Fund Securities” or “Redemption Basket”), and an amount of cash (the “Cash Amount,” as described below) in order to effect redemptions of Creation Units of a Fund. Such Fund Securities and Cash Amount will remain in effect until such time as the next announced composition of the Fund Securities and Cash Amount is made available. The Fund Securities and Cash Amount are subject to possible amendment or correction. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units. Procedures and requirements governing redemption transactions are set forth in the handbook for Authorized Participants and may change from time to time.
Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities, plus the Cash Amount, which is an amount equal to the difference between the NAV of the shares being redeemed, as next determined after the receipt of a redemption request in proper form, and the value of Fund Securities, less a redemption transaction fee (as described below).
The Trust may, in its sole discretion, substitute a “cash in lieu” amount to replace any Fund Security in certain circumstances, including: (i) when the delivery of a Fund Security to the Authorized Participant (or to an investor on whose behalf the Authorized Participant is acting) would be restricted under applicable securities or other local laws or due to a trading restriction; (ii) when the delivery of a Fund Security to the Authorized Participant would result in the disposition of the Fund Security by the Authorized Participant due to restrictions under applicable securities or other local laws; (iii) when the delivery of a Fund Security to the Authorized Participant would result in unfavorable tax treatment; (iv) when a Fund Security cannot be settled or otherwise delivered in time to facilitate an in-kind redemption; or (v) in certain other situations. The amount of cash paid out in such cases will be equivalent to the value of the substituted security listed as a Fund Security. In the event
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that the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder. Each Fund generally redeems Creation Units for Fund Securities, but each Fund reserves the right to utilize a cash option for redemption of Creation Units. Each Fund may, in its sole discretion, provide such redeeming Authorized Participant a portfolio of securities that differs from the exact composition of the Fund Securities, but does not differ in NAV. The Redemption Basket may also be modified to minimize the Cash Component by redistributing the cash to the Fund Securities portion of the Redemption Basket through systematically rounding. The rounding methodology allows position sizes of securities in the Fund Securities to be “rounded up,” while limiting the maximum allowed percentage change in weight and share quantity of any given security in the Redemption Basket. Redemption Baskets may also be modified to position a fund towards a forward index rebalance to reflect revisions that account for index additions, deletions, and re-weights.
Cash Redemption Method.   Although the Trust does not generally permit partial or full cash redemptions of Creation Units of its funds, when partial or full cash redemptions of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind redemptions thereof. In the case of partial or full cash redemption, the Authorized Participant receives the cash equivalent of the Fund Securities it would otherwise receive through an in-kind redemption, plus the same Cash Amount to be paid to an in-kind redeemer.
Costs Associated with Redemption Transactions.
iShares MSCI EAFE Small-Cap ETF, iShares MSCI Intl Momentum Factor ETF, iShares MSCI Intl Quality Factor ETF and iShares MSCI Intl Value Factor ETF
A standard redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the relevant Fund. The standard redemption transaction fee is charged to the Authorized Participant on the day such Authorized Participant redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by an Authorized Participant on the applicable Business Day.
In order to defray transaction expenses for a Fund and protect against possible shareholder dilution, if a redemption transaction consists solely or partially of cash, the Authorized Participant may also be required to cover (up to the maximum amount shown below) certain brokerage, tax, foreign exchange, execution and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs based on historical data or other inputs, at BlackRock’s discretion, and may include part or all of the spread between the expected bid and offer side of the market and anticipated market impact). However, a Fund is not obligated to trade identical securities to the securities identified by BlackRock in estimating these transaction and other costs and expenses. In certain cases, BlackRock or an affiliate may determine in its discretion to deviate from the regular charge, subject to the maximum amounts shown below.
Authorized Participants will also bear the costs of transferring the Fund Securities from a Fund to their account on their order. Certain fees/costs associated with redemption transactions may be waived in certain circumstances. Investors who use the services of a broker or other financial intermediary to dispose of Fund shares may be charged a fee for such services.
The following table sets forth each Fund's standard redemption transaction fees and maximum additional charge (as described above):

Fund	Standard Redemption Transaction Fee	Maximum Additional Charge*
iShares MSCI EAFE Small-Cap ETF	$10,000	2.0%
iShares MSCI Intl Momentum Factor ETF	4,400	2.0%
iShares MSCI Intl Quality Factor ETF	4,800	2.0%
iShares MSCI Intl Value Factor ETF	5,000	2.0%

*
As a percentage of the net asset value per Creation Unit, inclusive of the standard redemption transaction fee.
iShares China Large-Cap ETF, iShares ESG Optimized MSCI USA Min Vol Factor ETF, iShares International Equity Factor ETF, iShares International Small-Cap Equity Factor ETF, iShares MSCI EAFE ETF, iShares MSCI EAFE Growth ETF, iShares MSCI EAFE Min Vol Factor ETF, iShares MSCI EAFE Value ETF, iShares MSCI Europe Financials ETF, iShares MSCI Europe
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Small-Cap ETF, iShares MSCI USA Min Vol Factor ETF, iShares MSCI USA Momentum Factor ETF, iShares MSCI USA Quality Factor ETF, iShares MSCI USA Size Factor ETF, iShares MSCI USA Small-Cap Min Vol Factor ETF, iShares MSCI USA Value Factor ETF, iShares U.S. Equity Factor ETF, iShares U.S. Small-Cap Equity Factor ETF and iShares U.S. Tech Breakthrough Multisector ETF
A standard redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the relevant Fund. As described above, under an ETF Services Agreement, the Funds have retained BRIL, an affiliate of BFA, to perform certain ETF Services. BRIL will receive from an Authorized Participant a standard transaction fee on each redemption order, which consists of (1) the ETF Servicing Fee and (2) Custody Transaction Costs. BRIL is entitled to retain the ETF Servicing Fee pursuant to the ETF Services Agreement, but BRIL will reimburse any Custody Transaction Costs to the applicable Fund custodian according to the amounts invoiced by such custodian.
The ETF Servicing Fee is a flat fee per order regardless of the number of Creation Units being redeemed, which amount will vary among different Funds based on a number of factors, including the complexity of the order and the types of securities or instruments included in a Fund’s Redemption Basket, among other variables. The ETF Servicing Fee may be equal to zero in certain instances, such as for redemption transactions that consist solely of cash. The actual Custody Transaction Costs vary per order based on the number of trades, underlying markets, and settlement locations associated with the redemption of a Creation Unit. The following table sets forth, for each Fund, either the actual standard redemption transaction fee that was charged on November 10, 2025 or an estimate of the standard redemption transaction fee that would have been charged if the Fund had redeemed a Creation Unit on that date. The actual fee that was or would have been charged to an Authorized Participant in connection with a redemption order will vary over time depending on the factors discussed above, and may be higher than the fee set forth below.
In order to defray transaction expenses for a Fund and protect against possible shareholder dilution, if a redemption transaction consists solely or partially of cash, the Authorized Participant may also be required to cover (up to the maximum amount shown below) certain brokerage, tax, foreign exchange, execution and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs based on historical data or other inputs, at BlackRock’s discretion, and may include part or all of the spread between the expected bid and offer side of the market and anticipated market impact). However, a Fund is not obligated to trade identical securities to the securities identified by BlackRock in estimating these transaction and other costs and expenses. In certain cases, BlackRock or an affiliate may determine in its discretion to deviate from the regular charge, subject to the maximum amounts shown below.
Authorized Participants will also bear the costs of transferring the Fund Securities from a Fund to their account on their order. Certain fees/costs associated with redemption transactions may be waived in certain circumstances. Investors who use the services of a broker or other financial intermediary to dispose of Fund shares may be charged a fee for such services.The following table sets forth each Fund’s actual or estimated redemption transaction fee, as applicable, as of November 10, 2025 and maximum additional charge (as described above):
Fund	Standard Redemption Transaction Fee	Maximum Additional Charge*
iShares China Large-Cap ETF	$1,065.50 **	2.0%
iShares ESG Optimized MSCI USA Min Vol Factor ETF	338.75 **	2.0%
iShares International Equity Factor ETF	1,750.50 **	2.0%
iShares International Small-Cap Equity Factor ETF	4,301.25 **	2.0%
iShares MSCI EAFE ETF	2,929.50 **	2.0%
iShares MSCI EAFE Growth ETF	1,638.50 **	2.0%
iShares MSCI EAFE Min Vol Factor ETF	1,231.50 **	2.0%
iShares MSCI EAFE Value ETF	1,866.00 **	2.0%
iShares MSCI Europe Financials ETF	573.00 **	2.0%
iShares MSCI Europe Small-Cap ETF	3,583.25 **	2.0%
iShares MSCI USA Min Vol Factor ETF	362.50 **	2.0%
iShares MSCI USA Momentum Factor ETF	302.50 **	2.0%
iShares MSCI USA Quality Factor ETF	305.00 **	2.0%
iShares MSCI USA Size Factor ETF	887.50 **	2.0%
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Fund	Standard Redemption Transaction Fee	Maximum Additional Charge*
iShares MSCI USA Small-Cap Min Vol Factor ETF	500.00 **	2.0%
iShares MSCI USA Value Factor ETF	332.50 **	2.0%
iShares U.S. Equity Factor ETF	493.75 **	2.0%
iShares U.S. Small-Cap Equity Factor ETF	1,158.75 **	2.0%
iShares U.S. Tech Breakthrough Multisector ETF	353.75 **	2.0%

*
As a percentage of the net asset value per Creation Unit, inclusive of the standard redemption transaction fee.
**
Estimated fees.
Placement of Redemption Orders.  Redemption requests for Creation Units of the Funds must be submitted to the Distributor or its agent by or through an Authorized Participant. An Authorized Participant must submit an irrevocable request to redeem shares of a Fund generally before 4:00 p.m., Eastern time on any Business Day in order to receive that day's NAV. On days when the Listing Exchange closes earlier than normal, a Fund may require orders to redeem Creation Units to be placed earlier that day. Investors, other than Authorized Participants, are responsible for making arrangements for a redemption request to be made through an Authorized Participant. The Distributor or its agent will provide a list of current Authorized Participants upon request.
The Authorized Participant must transmit the request for redemption in the form required by the Funds to the Distributor or its agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement and that, therefore, requests to redeem Creation Units may have to be placed by the investor's broker through an Authorized Participant who has executed an Authorized Participant Agreement. At any time, only a limited number of broker-dealers will have an Authorized Participant Agreement in effect. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to the Funds' transfer agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.
A redemption request is considered to be in “proper form” if: (i) an Authorized Participant has transferred or caused to be transferred to the Funds' transfer agent the Creation Unit redeemed through the book-entry system of DTC so as to be effective by the Listing Exchange closing time on any Business Day on which the redemption request is submitted; (ii) a request in form satisfactory to the applicable Fund is received by the Distributor or its agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above; and (iii) all other procedures set forth in the Authorized Participant Agreement are properly followed.
Upon receiving a redemption request, the Distributor or its agent shall notify the applicable Fund and the Fund's transfer agent of such redemption request. The tender of an investor's shares for redemption and the distribution of the securities and/or cash included in the redemption payment made in respect of Creation Units redeemed will be made through DTC and the relevant Authorized Participant to the Beneficial Owner thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds, as the case may be, or by such other means specified by the Authorized Participant submitting the redemption request.
A redeeming Authorized Participant, whether on its own account or acting on behalf of a Beneficial Owner, must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the portfolio securities are customarily traded, to which account such portfolio securities will be delivered.
For the iShares ESG Optimized MSCI USA Min Vol Factor ETF, iShares MSCI USA Min Vol Factor ETF, iShares MSCI USA Momentum Factor ETF, iShares MSCI USA Quality Factor ETF, iShares MSCI USA Size Factor ETF, iShares MSCI USA Small-Cap Min Vol Factor ETF, iShares MSCI USA Value Factor ETF, iShares U.S. Equity Factor ETF, iShares U.S. Small-Cap Equity Factor ETF and iShares U.S. Tech Breakthrough Multisector ETF, deliveries of redemption proceeds are generally made within one Business Day (i.e., “T+1”).
For the iShares China Large-Cap ETF, iShares International Equity Factor ETF, iShares International Small-Cap Equity Factor ETF, iShares MSCI EAFE ETF, iShares MSCI EAFE Growth ETF, iShares MSCI EAFE Min Vol Factor ETF, iShares MSCI EAFE
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Small-Cap ETF, iShares MSCI EAFE Value ETF, iShares MSCI Europe Financials ETF, iShares MSCI Europe Small-Cap ETF, iShares MSCI Intl Momentum Factor ETF, iShares MSCI Intl Quality Factor ETF and iShares MSCI Intl Value Factor ETF, deliveries of redemption proceeds are generally made within two Business Days (i.e., “T+2”).
However, each Fund reserves the right to settle redemption transactions on a different basis, if necessary or appropriate under the circumstances and compliant with applicable law. These circumstances may include, among others, accommodating non-U.S. market holiday schedules and accounting for different treatment among non-U.S. and U.S. markets of dividend record dates and dividend ex-dates (i.e., the last date the holder of a security can sell the security and still receive dividends payable on the security).
If neither the Authorized Participant nor the Beneficial Owner on whose behalf the Authorized Participant is acting has appropriate arrangements to take delivery of Fund Securities in the applicable non-U.S. jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of Fund Securities in such jurisdiction, a Fund may in its discretion exercise its option to redeem such shares in cash, and the Beneficial Owner will be required to receive its redemption proceeds in cash. In such case, the investor will receive a cash payment equal to the net asset value of its shares based on the NAV of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charges specified above to offset the Fund's brokerage and other transaction costs associated with the disposition of Fund Securities). Redemptions of shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund cannot lawfully deliver specific Fund Securities upon redemptions or cannot do so without first registering the Fund Securities under such laws.
Although the Trust does not ordinarily permit cash redemptions of Creation Units, in the event that cash redemptions are permitted or required by the Trust, proceeds will be paid to the Authorized Participant redeeming shares as soon as practicable after the date of redemption (within seven calendar days thereafter). If a Fund includes a foreign investment in its basket, and if a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming Authorized Participants prevents timely delivery of the foreign investment in response to a redemption request, the Fund may delay delivery of the foreign investment more than seven days if the Fund delivers the foreign investment as soon as practicable, but in no event later than 15 days.
To the extent contemplated by an Authorized Participant's agreement with the Distributor or its agent, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit to be redeemed to a Fund, at or prior to the time specified by the Fund or its custodian on the Business Day after the date of submission of such redemption request, the Distributor or its agent will accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral as set forth in the handbook for Authorized Participants. Such collateral must be delivered no later than the time specified by a Fund or its custodian on the Business Day after the date of submission of such redemption request and shall be held by State Street, Citibank or JPMorgan, as applicable, and marked-to-market daily. The fees of State Street, Citibank or JPMorgan, as applicable, and any sub-custodians in respect of the delivery, maintenance and redelivery of the collateral shall be payable by the Authorized Participant. The Authorized Participant Agreement permits the Funds to acquire shares of the Funds at any time and subjects the Authorized Participant to liability for any shortfall between the aggregate of the cost to the Funds of purchasing such shares, plus the value of the Cash Amount, and the value of the collateral together with liability for related brokerage and other charges.
Because the portfolio securities of a Fund may trade on exchange(s) on days that the Listing Exchange is closed or are otherwise not Business Days for such Fund, shareholders may not be able to redeem their shares of such Fund or purchase or sell shares of such Fund on the Listing Exchange on days when the NAV of such a Fund could be significantly affected by events in the relevant non-U.S. markets.
The right of redemption may be suspended or the date of payment postponed with respect to any Fund: (i) for any period during which the applicable Listing Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the applicable Listing Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of the Fund's portfolio securities or determination of its NAV is not reasonably practicable; or (iv) in such other circumstance as is permitted by the SEC.
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Custom Baskets.  Creation and Redemption baskets may differ and each Fund may accept “custom baskets.” A custom basket may include any of the following: (i) a basket that is composed of a non-representative selection of a Fund's portfolio holdings; (ii) a representative basket that is different from the initial basket used in transactions on the same business day; or (iii) a basket that contains bespoke cash substitutions for a single Authorized Participant. Each Fund has adopted policies and procedures that govern the construction and acceptance of baskets, including heightened requirements for certain types of custom baskets. Such policies and procedures provide the parameters for the construction and acceptance of custom baskets that are in the best interests of a Fund and its shareholders, establish processes for revisions to, or deviations from, such parameters, and specify the titles and roles of the employees of BFA who are required to review each custom basket for compliance with those parameters. In addition, when constructing custom baskets for redemptions, the tax efficiency of a Fund may be taken into account. The policies and procedures distinguish among different types of custom baskets that may be used for each Fund and impose different requirements for different types of custom baskets in order to seek to mitigate against potential risks of conflicts and/or overreaching by an Authorized Participant. BlackRock has established a governance process to oversee basket compliance for the Funds, as set forth in each Fund's policies and procedures.
Taxation on Creations and Redemptions of Creation Units.   An Authorized Participant generally will recognize either gain or loss upon the exchange of Deposit Securities for Creation Units. This gain or loss is calculated by taking the market value of the Creation Units purchased over the Authorized Participant’s aggregate basis in the Deposit Securities exchanged therefor. However, the IRS may apply the wash sales rules to determine that any loss realized upon the exchange of Deposit Securities for Creation Units is not currently deductible. Authorized Participants should consult their own tax advisors.
Current U.S. federal income tax laws dictate that capital gain or loss realized from the redemption of Creation Units will generally create long-term capital gain or loss if the Authorized Participant holds the Creation Units for more than one year, or short-term capital gain or loss if the Creation Units were held for one year or less, if the Creation Units are held as capital assets.
Taxes
The following is a summary of certain material U.S. federal income tax considerations regarding the purchase, ownership and disposition of shares of a Fund. This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to a Fund or to all categories of investors, some of which may be subject to special tax rules. Current and prospective shareholders are urged to consult their own tax advisors with respect to the specific U.S. federal, state, local and non-U.S. tax consequences of investing in a Fund. The summary is based on the laws and judicial and administrative interpretations thereof in effect on the date of this SAI, all of which are subject to change, possibly with retroactive effect.
Regulated Investment Company Qualifications.  Each Fund intends to qualify for treatment as a separate RIC under Subchapter M of the Internal Revenue Code. To qualify for treatment as a RIC, each Fund must annually distribute at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains) (and 90% of net tax-exempt income for each of the iShares MSCI EAFE Min Vol Factor ETF and iShares MSCI USA Min Vol Factor ETF), and meet several other requirements. Among such other requirements are the following: (i) at least 90% of each Fund’s annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or non-U.S. currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in qualified publicly-traded partnerships (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive at least 90% of their income from interest, dividends, capital gains and other traditionally permitted RIC income); and (ii) at the close of each quarter of each Fund's taxable year, (a) at least 50% of the market value of each Fund’s total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of each Fund's total assets may be invested in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer, of two or more issuers of which 20% or more of the voting stock is held by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly-traded partnerships.
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A Fund may be able to cure a failure to derive at least 90% of its income from the sources specified above or a failure to diversify its holdings in the manner described above by paying a tax and/or by disposing of certain assets. If, in any taxable year, a Fund fails one of these tests and does not timely cure the failure, that Fund will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by that Fund in computing its taxable income.
Although, in general, the passive loss rules of the Internal Revenue Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to interests in qualified publicly-traded partnerships. A Fund's investments in partnerships, including in qualified publicly-traded partnerships, may result in the Fund being subject to state, local, or non-U.S. income, franchise or withholding tax liabilities.
Taxation of RICs.  As a RIC, a Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders, provided that it satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, a Fund must distribute to its shareholders at least the sum of (i) 90% of its “investment company taxable income” (i.e., income other than the excess of its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments, and (ii) 90% of its net tax-exempt income for the taxable year. A Fund will be subject to income tax at regular corporate rates on any taxable income or gains that it does not distribute to its shareholders. If a Fund fails to qualify for any taxable year as a RIC or fails to meet the distribution requirement, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits. In such event, distributions to individuals should be eligible to be treated as qualified dividend income and distributions to corporate shareholders generally should be eligible for the dividends received deduction. Although each Fund intends to distribute substantially all of its net investment income and its capital gains for each taxable year, a Fund may decide to retain a portion of its income or gains. Each Fund will be subject to U.S. federal income taxation and excise taxation (as described below) to the extent it does not distribute all (or, in the case of the excise tax, substantially all) of such income or gains. In certain circumstances, including in instances where the operational cost of the distribution would exceed the amount of the income or excise tax, BFA or an affiliate may voluntarily pay the tax on behalf of a Fund or reimburse the Fund for the tax. If a Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. If a Fund fails to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Fund had been liquidated) if it qualifies as a RIC in a subsequent year.
Excise Tax.  A Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus at least 98.2% of its capital gain net income for the 12 months ended October 31 of such year. For this purpose, however, any ordinary income or capital gain net income retained by a Fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year.
Net Capital Loss Carryforwards.  Net capital loss carryforwards may be applied against any net realized capital gains in each succeeding year, until they have been reduced to zero.
In the event that a Fund were to experience an ownership change as defined under the Internal Revenue Code, the loss carryforwards and other favorable tax attributes of a Fund, if any, may be subject to limitation.
The following Funds had net capital loss carryforwards as set forth in the table below as of July 31, 2025, the tax year-end for the Funds listed:

Fund	Non-Expiring Capital Loss Carryforward
iShares China Large-Cap ETF	$4,294,707,132
iShares ESG Optimized MSCI USA Min Vol Factor ETF	308,917
iShares International Equity Factor ETF	177,646,553
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Fund	Non-Expiring Capital Loss Carryforward
iShares International Small-Cap Equity Factor ETF	11,429,566
iShares MSCI EAFE ETF	9,567,009,698
iShares MSCI EAFE Growth ETF	1,809,042,714
iShares MSCI EAFE Min Vol Factor ETF	817,134,294
iShares MSCI EAFE Small-Cap ETF	1,047,878,182
iShares MSCI EAFE Value ETF	902,168,783
iShares MSCI Europe Financials ETF	228,946,046
iShares MSCI Europe Small-Cap ETF	27,026,874
iShares MSCI Intl Quality Factor ETF	338,685,244
iShares MSCI Intl Value Factor ETF	31,228,461
iShares MSCI USA Min Vol Factor ETF	2,144,841,922
iShares MSCI USA Momentum Factor ETF	2,616,780,334
iShares MSCI USA Quality Factor ETF	1,747,100,406
iShares MSCI USA Size Factor ETF	75,559,168
iShares MSCI USA Small-Cap Min Vol Factor ETF	101,157,890
iShares MSCI USA Value Factor ETF	1,065,800,579
iShares U.S. Equity Factor ETF	103,340,342
iShares U.S. Small-Cap Equity Factor ETF	109,535,747
iShares U.S. Tech Breakthrough Multisector ETF	27,400,601
Taxation of U.S. Shareholders.   Dividends and other distributions by a Fund are generally treated under the Internal Revenue Code as received by the shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by a Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided such dividend is actually paid by the Fund during January of the following calendar year.
Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if a Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax (at a flat rate of 21%) on the amount retained. In that event, unless the retained amount is deemed to be de minimis or the applicable tax is otherwise reimbursed by BFA or an affiliate, the Fund will generally designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to the excess of the amount in clause (a) over the amount in clause (b). Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the IRS.
Distributions of net realized long-term capital gains, if any, that a Fund reports as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund. All other dividends of a Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits (“regular dividends”) are generally subject to tax as ordinary income, subject to the discussion of qualified dividend income below. Long-term capital gains are eligible for taxation at a maximum rate of 15% or 20% for non-corporate shareholders, depending on whether their income exceeds certain threshold amounts.
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If an individual receives a regular dividend qualifying for the long-term capital gains rates and such dividend constitutes an “extraordinary dividend,” and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An “extraordinary dividend” on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period, or (ii) in an amount greater than 20% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.
Distributions in excess of a Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder’s basis in shares of the Fund, and as a capital gain thereafter (if the shareholder holds shares of the Fund as capital assets). Distributions in excess of a Fund’s minimum distribution requirements, but not in excess of a Fund’s earnings and profits, will be taxable to shareholders and will not constitute nontaxable returns of capital. Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive and should have a cost basis in the shares received equal to such amount.
A 3.8% U.S. federal Medicare contribution tax is imposed on net investment income, including, but not limited to, interest, dividends, and net gain from investments, of U.S. individuals with income exceeding $200,000 (or $250,000 if married and filing jointly) and of estates and trusts.
Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If a Fund is the holder of record of any security on the record date for any dividends payable with respect to such security, such dividends will be included in the Fund’s gross income not as of the date received but as of the later of (a) the date such security became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the security would not be entitled to receive the declared, but unpaid, dividends); or (b) the date the Fund acquired such security. Accordingly, in order to satisfy its income distribution requirements, a Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.
In certain situations, a Fund may, for a taxable year, defer all or a portion of its net capital loss (or if there is no net capital loss, then any net long-term or short-term capital loss) realized after October and its late-year ordinary loss (defined as the sum of (i) the excess of post-October foreign currency and passive foreign investment company (“PFIC”) losses over post-October foreign currency and PFIC gains and (ii) the excess of post-December ordinary losses over post-December ordinary income) until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October (or December) may affect the tax character of shareholder distributions.
Sales of Shares.  Upon the sale or exchange of shares of a Fund, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and the shareholder’s basis in shares of the Fund. A redemption of shares by a Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends or capital gains distributions, or by an option or contract to acquire substantially identical shares, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. The Medicare contribution tax described above will apply to the sale of Fund shares.
If a shareholder incurs a sales charge in acquiring shares of a Fund, disposes of those shares within 90 days and then, on or before January 31 of the following calendar year, acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares. Furthermore, the
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same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents shareholders from immediately deducting the sales charge by shifting their investments within a family of mutual funds.
Backup Withholding.  In certain cases, a Fund will be required to withhold at a 24% rate and remit to the U.S. Treasury such amounts withheld from any distributions paid to a shareholder who: (i) has failed to provide a correct taxpayer identification number; (ii) is subject to backup withholding by the IRS; (iii) has failed to certify to a Fund that such shareholder is not subject to backup withholding; or (iv) has not certified that such shareholder is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's U.S. federal income tax liability.
Sections 351 and 362.  The Trust, on behalf of each Fund, has the right to reject an order for a purchase of shares of the Fund if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Sections 351 and 362 of the Internal Revenue Code, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. If a Fund’s basis in such securities on the date of deposit was less than market value on such date, the Fund, upon disposition of the securities, would recognize more taxable gain or less taxable loss than if its basis in the securities had been equal to market value. It is not anticipated that the Trust will exercise the right of rejection except in a case where the Trust determines that accepting the order could result in material adverse tax consequences to a Fund or its shareholders. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.
Taxation of Certain Derivatives.  A Fund’s transactions in zero coupon securities, non-U.S. currencies, forward contracts, options and futures contracts (including options and futures contracts on non-U.S. currencies), to the extent permitted, will be subject to special provisions of the Internal Revenue Code (including provisions relating to “hedging transactions” and “straddles”) that, among other consequences, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require a Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause a Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. Each Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any zero coupon security, non-U.S. currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of a Fund as a RIC.
A Fund’s investments in so-called “Section 1256 contracts,” such as regulated futures contracts, most non-U.S. currency forward contracts traded in the interbank market and options on most security indexes, are subject to special tax rules. All Section 1256 contracts held by a Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in a Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by a Fund from positions in Section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by a Fund.
As a result of entering into swap contracts, a Fund may make or receive periodic net payments. A Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if a Fund has been a party to the swap for more than one year). With respect to certain types of swaps, a Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss.
Qualified Dividend Income.  Distributions by a Fund of investment company taxable income (including any short-term capital gains), whether received in cash or shares, will be taxable either as ordinary income or as qualified dividend income, which is eligible to be taxed at long-term capital gain rates to the extent a Fund receives qualified dividend income on the securities it holds and a Fund reports the distribution as qualified dividend income. Qualified dividend income is, in general,
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dividend income from taxable U.S. corporations (but generally not from U.S. REITs) and certain non-U.S. corporations (e.g., non-U.S. corporations that are not PFICs and which are incorporated in a possession of the U.S. or in certain countries with a comprehensive tax treaty with the U.S., or the stock of which is readily tradable on an established securities market in the U.S. (where the dividends are paid with respect to such stock)). Substitute payments received by a Fund for securities lent out by a Fund will not be qualified dividend income.
A dividend from a Fund will not be treated as qualified dividend income to the extent that: (i) the shareholder has not held the shares on which the dividend was paid for 61 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become ex-dividend with respect to such dividend or a Fund fails to satisfy those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder (or, in the case of certain preferred stocks, the holding requirement of 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend with respect to such dividend); (ii) a Fund or the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property; or (iii) the shareholder elects to treat such dividend as investment income under Section 163(d)(4)(B) of the Internal Revenue Code. Dividends received by a Fund from a REIT or another RIC may be treated as qualified dividend income only to the extent the dividend distributions are attributable to qualified dividend income received by such REIT or other RIC. It is expected that dividends received by a Fund from a REIT and distributed to a shareholder generally will be taxable to the shareholder as ordinary income. However, a non-corporate taxpayer who is a direct REIT shareholder may claim a 20% “qualified business income” deduction for ordinary REIT dividends, and a RIC may report dividends as eligible for this deduction to the extent the RIC’s income is derived from ordinary REIT dividends (reduced by allocable RIC expenses). A shareholder may treat the dividends as such provided the RIC and the shareholder satisfy applicable holding period requirements. Distributions by a Fund of its net short-term capital gains will be taxable as ordinary income.
Corporate Dividends Received Deduction.  Dividends paid by a Fund that are attributable to dividends received by the Fund from U.S. corporations may qualify for the U.S. federal dividends received deduction for corporations. A 46-day minimum holding period during the 90-day period that begins 45 days prior to ex-dividend date (or 91-day minimum holding period during the 180 period beginning 90 days prior to ex-dividend date for certain preference dividends) during which risk of loss may not be diminished is required for the applicable shares, at both the Fund and shareholder level, for a dividend to be eligible for the dividends received deduction. Restrictions may apply if indebtedness, including a short sale, is attributable to the investment.
Excess Inclusion Income.  Under current law, the Funds serve to block unrelated business taxable income (“UBTI”) from being realized by their tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Section 514(b) of the Internal Revenue Code. Certain types of income received by a Fund from REITs, real estate mortgage investment conduits, taxable mortgage pools or other investments may cause the Fund to report some or all of its distributions as “excess inclusion income.” To Fund shareholders, such excess inclusion income may: (i) constitute taxable income, as UBTI for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (ii) not be offset by otherwise allowable deductions for tax purposes; (iii) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (iv) cause the Fund to be subject to tax if certain “disqualified organizations,” as defined by the Internal Revenue Code, are Fund shareholders. If a charitable remainder annuity trust or a charitable remainder unitrust (each as defined in Section 664 of the Internal Revenue Code) has UBTI for a taxable year, a 100% excise tax on the UBTI is imposed on the trust.
A Fund tries to avoid investing in REITs that are expected to generate excess inclusion income, but a Fund may not always be successful in doing so. Because information about a REIT’s investments may be inadequate or inaccurate, or because a REIT may change its investment program, a Fund may not be successful in avoiding the consequences described above. Avoidance of investments in REITs that generate excess inclusion income may require a Fund to forego otherwise attractive investment opportunities.
Non-U.S. Investments.  Under Section 988 of the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates between the time a Fund accrues income or receivables or expenses or other liabilities denominated in a non-U.S. currency and the time a Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. In general, gains (and losses) realized on debt instruments will be treated as Section 988 gain (or
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loss) to the extent attributable to changes in exchange rates between the U.S. dollar and the currencies in which the instruments are denominated. Similarly, gains or losses on non-U.S. currency, non-U.S. currency forward contracts and certain non-U.S. currency options or futures contracts denominated in non-U.S. currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss unless a Fund was to elect otherwise.
Each Fund may be subject to non-U.S. income taxes withheld at the source. Each Fund, if permitted to do so, may elect to “pass through” to its investors the amount of non-U.S. income taxes paid by the Fund provided that the Fund held the security on the dividend settlement date and for at least 15 additional days immediately before and/or thereafter, with the result that each investor with respect to shares of the Fund held for a minimum 16-day holding period at the time of deemed distribution will (i) include in gross income, even though not actually received, the investor’s pro rata share of the Fund’s non-U.S. income taxes, and (ii) either deduct (in calculating U.S. taxable income, but only for investors who itemize their deductions on their personal tax returns) or credit (in calculating U.S. federal income tax) the investor’s pro rata share of the Fund’s non-U.S. income taxes. Withholding taxes on dividends on non-U.S. securities while such securities are lent out by a Fund are not eligible for non-U.S. tax credit pass through. Taxes not “passed through” for tax purposes will not be available to shareholders for foreign tax credit purposes. A non-U.S. person invested in a Fund in a year that the Fund elects to “pass through” its non-U.S. taxes may be treated as receiving additional dividend income subject to U.S. withholding tax. A non-U.S. tax credit may not exceed the investor’s U.S. federal income tax otherwise payable with respect to the investor’s non-U.S. source income. For this purpose, shareholders must treat as non-U.S. source gross income (i) their proportionate shares of non-U.S. taxes paid by the Fund and (ii) the portion of any dividend paid by the Fund that represents income derived from non-U.S. sources; the Fund’s gain from the sale of securities will generally be treated as U.S.-source income. Certain limitations will be imposed to the extent to which the non-U.S. tax credit may be claimed. If your Fund shares are loaned pursuant to securities lending arrangements, you may lose the ability to use any non-U.S. tax credits passed through by a Fund or to treat Fund dividends (paid while the shares are held by the borrower) as qualified dividends. Regarding a short sale with respect to shares of a Fund, substitute payments made to the lender of such shares may not be deductible under certain circumstances. Consult your financial intermediary or tax advisor.
Certain of the Funds have filed refund claims in various EU countries to recover taxes withheld on dividend income received during past years based upon certain provisions in the Treaty on the Functioning of the EU. Whether or when a Fund will receive a tax refund is within the control of the individual country. Pending confirmatory guidance from the IRS, the refunds received may reduce a Fund’s pass-through of foreign tax credits in such year and potentially future years or may result in the Funds paying an IRS compliance fee to cover the effect of the tax credits previously passed through to shareholders on refunded foreign taxes.
Passive Foreign Investment Companies.  If a Fund purchases shares in PFICs, it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.
If a Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Internal Revenue Code, in lieu of the foregoing requirements, a Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to a Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, a Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.
Alternatively, a Fund may make a mark-to-market election that would result in a Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, a Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by a Fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the IRS. By making the election, a Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. A Fund may have to distribute this “phantom” income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax.
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A Fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effects of these rules.
Reporting.  If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a RIC are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Other Taxes.  Dividends, distributions and redemption proceeds may also be subject to additional state, local and non-U.S. taxes depending on each shareholder’s particular situation.
Taxation of Non-U.S. Shareholders.  Dividends paid by a Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. Dividends paid by a Fund from net tax-exempt income or long-term capital gains are generally not subject to such withholding tax. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN or IRS Form W-8BEN-E certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides an IRS Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the U.S. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN, IRS Form W-8BEN-E or other applicable form may be subject to backup withholding at the appropriate rate.
Properly-reported dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of the Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder or partner, reduced by expenses that are allocable to such income) or (ii) are paid in respect of the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, the Fund may report all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN, IRS Form W-8BEN-E or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.
Special rules may apply to a foreign shareholder receiving a Fund distribution if at least 50% of the Fund's assets consist of interests in U.S. real property interests, including certain REITs and U.S. real property holding corporations (as defined in the Internal Revenue Code and Treasury regulations). Fund distributions that are attributable to gain from the disposition of a U.S. real property interest will be taxable as ordinary dividends and subject to withholding at a 30% or lower treaty rate if the foreign shareholder held no more than 5% of the Fund's shares at any time during the one-year period ending on the date of the distribution. If the foreign shareholder held at least 5% of the Fund's shares, the distribution would be treated as income effectively connected with a trade or business within the U.S. and the foreign shareholder would be subject to withholding tax at a rate of 21% and would generally be required to file a U.S. federal income tax return.
Similar consequences would generally apply to a foreign shareholder's gain on the sale of Fund shares unless the Fund is domestically controlled (meaning that more than 50% of the value of the Fund's shares is held by U.S. shareholders) or the foreign shareholder owns no more than 5% of the Fund's shares at any time during the five-year period ending on the date of sale. Finally, a domestically controlled Fund may be required to recognize a portion of its gain on the in-kind distribution of certain U.S. real property interests. Shareholders that are nonresident aliens or foreign entities are urged to consult their own tax advisors concerning the particular tax consequences to them of an investment in the Fund.
The rules laid out in the previous two paragraphs, other than the withholding rules, will apply notwithstanding a Fund's participation in a wash sale transaction or its payment of a substitute dividend.
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Shareholders that are nonresident aliens or foreign entities are urged to consult their own tax advisors concerning the particular tax consequences to them of an investment in a Fund.
Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to: (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders; and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to: (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders; comply with due diligence procedures with respect to the identification of U.S. accounts; report to the IRS certain information with respect to U.S. accounts maintained; agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information; and determine certain other information concerning their account holders, or (ii) in the event an intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities may need to report the name, address, and taxpayer identification number of each substantial U.S. owner or provide certifications of no substantial U.S. ownership unless certain exceptions apply.
Shares of a Fund held by a non-U.S. shareholder at death will be considered situated within the U.S. and subject to the U.S. estate tax.
The foregoing discussion is a summary of certain material U.S. federal income tax considerations only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisors as to the tax consequences of investing in such shares, including consequences under state, local and non-U.S. tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date of this SAI. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.
Financial Statements
Each Fund's audited Financial Statements, including the Financial Highlights, appearing in the applicable Annual Report to Shareholders and the report therein of PricewaterhouseCoopers LLP, an independent registered public accounting firm, are hereby incorporated by reference in this SAI. Each Fund's Annual Report is located here1, here2 or here3. The applicable Annual Report to Shareholders, which contains the referenced audited financial statements, is available upon request and without charge.

1
Annual Report for each of the below funds:
iShares ESG Optimized MSCI USA Min Vol Factor ETF, iShares MSCI USA Min Vol Factor ETF, iShares MSCI USA Momentum Factor ETF, iShares MSCI USA Quality Factor ETF, iShares MSCI USA Size Factor ETF and iShares MSCI USA Value Factor ETF
2
Annual Report for each of the below funds:
iShares China Large-Cap ETF, iShares International Equity Factor ETF, iShares International Small-Cap Equity Factor ETF, iShares MSCI EAFE ETF, iShares MSCI EAFE Growth ETF, iShares MSCI EAFE Min Vol Factor ETF, iShares MSCI EAFE Small-Cap ETF, iShares MSCI EAFE Value ETF, iShares MSCI Europe Financials ETF, iShares MSCI Europe Small-Cap ETF, iShares MSCI Intl Momentum Factor ETF, iShares MSCI Intl Quality Factor ETF and iShares MSCI Intl Value Factor ETF
3
Annual Report for each of the below funds:
iShares MSCI USA Small-Cap Min Vol Factor ETF, iShares U.S. Equity Factor ETF, iShares U.S. Small-Cap Equity Factor ETF and iShares U.S. Tech Breakthrough Multisector ETF
Miscellaneous Information
Counsel.  Willkie Farr & Gallagher LLP, located at 787 Seventh Avenue, New York, NY 10019, is counsel to the Trust.
Independent Registered Public Accounting Firm.  PricewaterhouseCoopers LLP, located at Two Commerce Square, 2001 Market Street, Philadelphia, PA 19103, serves as the Trust's independent registered public accounting firm, audits the Funds' financial statements, and may perform other services.
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Shareholder Communications to the Board.  The Board has established a process for shareholders to communicate with the Board. Shareholders may contact the Board by mail. Correspondence should be addressed to iShares Board of Trustees, c/o BlackRock Fund Advisors, iShares Fund Administration, 400 Howard Street, San Francisco, CA 94105. Shareholder communications to the Board should include the following information: (i) the name and address of the shareholder; (ii) the number of shares owned by the shareholder; (iii) the Fund(s) of which the shareholder owns shares; and (iv) if these shares are owned indirectly through a broker, financial intermediary or other record owner, the name of the broker, financial intermediary or other record owner. All correspondence received as set forth above shall be reviewed by the Secretary of the Trust and reported to the Board.
Regulation Under the Alternative Investment Fund Managers Directive.  The Alternative Investment Fund Managers Directive (“AIFMD”) imposes detailed and prescriptive obligations on fund managers established in the EU (“EU Operative Provisions”). These do not currently apply to managers established outside of the EU, such as BFA. Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of AIFMD (“AIFMD Disclosure Provisions”) if such managers market a fund to EU investors.
Where the AIFMD Disclosure Provisions relate to EU Operative Provisions that do not apply to BFA, no meaningful disclosure can be made. These EU Operative Provisions include prescriptive rules on: measuring and capping leverage in line with known European standards; the treatment of investors; the use of “depositaries”; and coverage for professional liability risks.
AIFMD imposes certain conditions on the marketing of funds, such as the Funds, to EU investors. AIFMD requires that an ‘alternative investment fund manager’ (“AIFM”) be identified to meet such conditions where such marketing is sought. For these purposes BFA, as the legal entity responsible for performing the portfolio and risk management of the Funds, shall be the AIFM.
AIFMD requires disclosure on an ongoing basis of certain information relating to the use of special arrangements, leverage, rights of reuse of collateral, guarantees granted under leverage arrangements and the use of gates, side pockets and similar liquidity management tools. Given that the Funds do not use any special arrangements or allow for collateral reuse, it is not intended that such disclosures will need to be made by the Funds. Each Fund will, however, to the extent relevant and appropriate, disclose in its annual report information on the Fund's leverage, risk profile and risk management systems employed by BFA. Each Fund will also disclose material changes, if any, to the liquidity management systems and procedures employed in respect of the Fund.
BFA has registered the following Funds for marketing to investors in the respective countries listed below:
iShares China Large-Cap ETF: Finland, the Netherlands, Sweden and the U.K.
iShares MSCI EAFE ETF: Finland, the Netherlands, Sweden and the U.K.
iShares MSCI EAFE Small-Cap ETF: Finland, Sweden, and the U.K.
Investors’ Rights.  Each Fund relies on the services of BFA and its other service providers, including the Distributor, administrator, custodian and transfer agent. Further information about the duties and roles of these service providers is set out in this SAI. Investors who acquire shares of a Fund are not parties to the relevant agreement with these service providers and do not have express contractual rights against the Fund or its service providers, except certain institutional investors that are Authorized Participants may have certain express contractual rights with respect to the Distributor under the terms of the relevant Authorized Participant Agreement. Investors may have certain legal rights under federal or state law against a Fund or its service providers. In the event that an investor considers that it may have a claim against a Fund, or against any service provider in connection with its investment in a Fund, such investor should consult its own legal advisor.
By contract, Authorized Participants irrevocably submit to the non-exclusive jurisdiction of any New York State or U.S. federal court sitting in New York City over any suit, action or proceeding arising out of or relating to the Authorized Participant Agreement. Jurisdiction over other claims, whether by investors or Authorized Participants, will turn on the facts of the particular case and the law of the jurisdiction in which the proceeding is brought.
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Appendix A - Proxy Voting Policies
A-1

Open-End Active and Fixed Income Index Fund Proxy Voting Policy
Procedures Governing Delegation of Proxy Voting to Fund Advisers
Effective Date: January 1, 2025
________________________________________
Applies to the following types of Funds registered under the 1940 Act:
☐ Index Equity Mutual Funds and Exchange-Traded Funds
☒ Open-End Active and Fixed Income Index Mutual Funds and Exchange-Traded Funds
☐ Money Market Funds
☐ Closed-End Funds
☐ Other
________________________________________
Objective and Scope
Set forth below is the Open-End Active and Fixed Income Index Fund Proxy Voting Policy.
Policy / Document Requirements and Statements
The Boards of Trustees/Directors (“Directors”) of certain open-end funds (the “Funds”) advised by BlackRock Fund Advisors or BlackRock Advisors, LLC (“BlackRock”), have the responsibility for the oversight of voting proxies relating to portfolio securities of the Funds, and have determined that it is in the best interests of the Funds and their shareholders to delegate the responsibility to vote proxies to BlackRock, subject to the principles outlined in this Policy, as part of BlackRock’s authority to manage, acquire and dispose of account assets, all as contemplated by the Funds’ respective investment management agreements.
BlackRock has adopted the BlackRock Active Investment Stewardship Global Engagement and Voting Guidelines (as from time to time amended, the “Guidelines”) governing proxy voting by active and fixed income index Funds managed by BlackRock. The Guidelines include “climate and decarbonization” guidelines which apply to the Funds listed in Appendix A, if any.
BlackRock will cast votes on behalf of each of the Funds covered by this policy on specific proxy issues in respect of securities held by each such Fund (or may refrain from voting) in accordance with the Guidelines.
Conflicts Management
BlackRock Active Investment Stewardship (“BAIS”) maintains policies and procedures that seek to prevent undue influence on BlackRock’s proxy voting activity and to mitigate material conflicts of interest in the exercise of proxy voting responsibilities. Potential material conflicts, and the resultant potential for undue influence, might be due to a relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates or employees, or a Fund or a Fund’s affiliates. BlackRock has taken certain steps to mitigate potential conflicts, which are outlined in detail in the Guidelines. In mitigating conflicts, BAIS will adhere to the Guidelines.
In certain instances, BAIS will engage an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid potential conflicts of interest, to satisfy regulatory compliance requirements, or as may be otherwise required by applicable law.
A-2

With respect to the relationship between securities lending and proxy voting, shares on loan cannot be voted and BlackRock may determine to recall them for voting, as guided by BlackRock’s fiduciary responsibility to act in clients’ financial interests. The Guidelines set forth BlackRock’s approach to recalling securities on loan in connection with proxy voting.
Reports to the Board
BlackRock will report on an annual basis to the Directors on (1) a summary of the proxy voting process as applicable to the Funds covered by this policy in the preceding year together with a representation that all votes were in accordance with the Guidelines and (2) any material changes to the Guidelines, including material changes to conflicts management practices, that have not previously been reported.
Appendix A
BlackRock U.S. Carbon Transition Readiness ETF
BlackRock World ex U.S. Carbon Transition Readiness ETF
A-3

BlackRock Active Investment Stewardship
Global Engagement and Voting Guidelines
Effective as of January 2025

Overview	A-4
Introduction to BlackRock	A-4
About BlackRock Active Investment Stewardship	A-5
Our approach to stewardship within active equities	A-5
Our approach to stewardship within fixed income	A-5
Boards of Directors	A-6
Executive compensation	A-8
Non-executive director compensation	A-9
Capital structure	A-9
Transactions and special situations	A-10
Corporate reporting, risk management and audit	A-11
Shareholder rights and protections	A-12
Shareholder proposals	A-13
Corporate political activities	A-13
Sustainability, or environmental and social, considerations	A-13
Key stakeholders	A-14
Climate and decarbonization investment objectives	A-14
Appendix 1: How we fulfil and oversee our active investment stewardship responsibilities	A-14
Overview
This document provides high level guidance on how BlackRock Active Investment Stewardship (BAIS) views corporate governance matters that are commonly put to a shareholder vote, or on which investors engage with issuers. BAIS works in partnership with BlackRock’s investment teams, excluding index equity, providing expertise on investment stewardship, engaging with companies on behalf of those teams when appropriate, and assisting in recommending, operationalizing and reporting on voting decisions. The guidance informs BAIS’ voting recommendations to BlackRock’s active portfolio managers. It applies to active equity holdings in BlackRock’s fundamental equity, systematic equity and multi-asset solutions strategies. It also may apply to holdings in BlackRock’s index and active fixed income strategies, to the extent those strategies hold voting securities or conduct issuer engagements. The guidelines are not prescriptive as active portfolio managers have discretion as to how they integrate these guidelines within their investment processes in light of their clients’ or funds’ investment objectives. There are separate, independently developed principles and voting policies that are applied to BlackRock’s index equity investments by a distinct and independent function, BlackRock Investment Stewardship.
Introduction to BlackRock
BlackRock’s purpose is to help more and more people experience financial well-being. We manage assets on behalf of institutional and individual clients, across a full spectrum of investment strategies, asset classes, and regions. Our client base includes pension plans, endowments, foundations, charities, official institutions, insurers, and other financial institutions, as well as individuals around the world.
A-4

About BlackRock Active Investment Stewardship
BlackRock Active Investment Stewardship (BAIS) is a specialist team within the Portfolio Management Group and manages BlackRock’s stewardship engagement and voting on behalf of clients invested in active strategies globally. BAIS is also responsible for engagement with issuers in index fixed income strategies, where appropriate. Our activities are informed by these Global Engagement and Voting Guidelines (“the Guidelines”) and insights from active investment analysts and portfolio managers, with whom we work closely in engaging companies and voting at shareholder meetings.
Engagement with public companies is the foundation of our approach to stewardship within fundamental active investing. Through direct dialogue with company leadership, we seek to understand their businesses and how they manage risks and opportunities to deliver durable, risk adjusted financial returns. Generally, portfolio managers and stewardship specialists engage jointly on substantive matters. Our discussions focus on topics relevant to a company’s success over time including governance and leadership, corporate strategy, capital structure and financial performance, operations and sustainability-related risks, as well as macro-economic, geopolitical and sector dynamics. We aim to be constructive investors and are generally supportive of management teams that have a track record of financial value creation. We aim to build and maintain strong relationships with company leadership based on open dialogue and mutual respect.
Different active equity strategies may implement these voting guidelines differently, as a result of the latitude the portfolio manager has to make independent voting decisions aligned with their portfolio objectives and investment strategy. For example, BAIS will generally vote the holdings in Systematic Active Equity portfolios in accordance with these guidelines. We provide voting recommendations to fundamental equity portfolio managers, who may determine to vote differently based on their portfolio investment objectives and strategy.
These guidelines discuss corporate governance topics on which we may engage with management teams and board directors(1) and matters that routinely come to a shareholder vote. We recognize that accepted corporate governance norms can differ across markets, and believe these guidelines represent globally applicable elements of governance that support a company’s ability to manage material risks and opportunities and deliver financial returns to investors. Generally, we believe companies should observe accepted corporate governance norms within their local markets or, particularly in markets without well-established norms, aspire to widely recognized international best practices. As one of many minority shareholders, BlackRock cannot – and does not try to – direct a company’s strategy or its implementation. We look to companies to provide disclosures that explain how their approach to corporate governance best aligns with the financial interests of their investors.
Our approach to stewardship within active equities
As shareholders of public companies, BlackRock’s clients have certain fundamental rights, including the right to vote on proposals put forth by a company’s management or its shareholders. The voting rights attached to these clients’ holdings are an important mechanism for investors to express support for, or concern about, a company’s performance. As a fiduciary, BlackRock is legally required to make proxy voting determinations, on behalf of clients who have delegated voting authority to us, in a manner that is consistent with their investment objectives.
In general, we tend to support the recommendations of the board of directors and management. As indicated below, we may vote against management recommendations when we have concerns about how companies are serving the financial interests of our clients as their shareholders. We take a globally consistent approach to voting but consider the different corporate governance regulations and norms in various markets. Votes are determined on a case-by-case basis, in the context of a company’s situation and the investment mandate we have from clients. Please see page 16 for more information about how we fulfil and oversee BlackRock’s non-index equity investment stewardship responsibilities.
Our approach to stewardship within fixed income
Although fixed income investors do not have the right to vote at shareholder meetings, issuer engagement is a component of fixed income investment strategies at BlackRock, particularly those with sustainability objectives in addition to financial objectives. Most corporate governance-related fixed income engagements are undertaken in conjunction with the active investment stewardship team, and often active equity investors. In addition to the topics listed below, engagement with fixed

(1)
References to the board, board directors or non-executive directors should be understood to include supervisory boards and their members, where relevant.
A-5

income investment teams can help inform an issuer’s approach to structuring specialist issuances, such as green bonds, and the standard terms and information in bond documentation.
Boards of Directors
Roles and responsibilities
There is widespread consensus that the foundation of good corporate governance is an effective board of directors that is able to advise and supervise management in an independent and objective manner(2).
We look to the board of directors (hereafter ‘the board’) to have an oversight role in the establishment and realization of a company’s strategy, purpose and culture. These constructs are interdependent and, when aligned, can better position a company to be resilient in the face of a changing business environment, help reduce the risks of corporate or employee misconduct, and attract and retain the caliber of workers necessary to deliver financial performance over time.
In promoting the success of the company, the board ensures the necessary resources, policies and procedures are in place to help management meet its strategic objectives within an agreed risk tolerance.
One of the most important responsibilities of the board is to appoint, and remove as necessary, the chief executive officer (CEO). In addition, the board plays a meaningful role in monitoring the performance of the CEO and other key executives, determining executive compensation, ensuring a rigorous audit, overseeing strategy execution and risk management and engaging with shareholders, and other stakeholders, as necessary.
Composition and effectiveness
Appointment process
A formal and transparent process for identifying and appointing director candidates is critical to ensuring the board is composed of directors with the appropriate mix of skills and experience. The board or a sub-committee should determine the general criteria given the company’s circumstances (e.g., sector, maturity, geographic footprint) and any additional criteria for a specific role being filled (e.g., financial expertise, industry track record). To inform the process, we encourage companies to review the skills and experience of incumbent directors to identify any gaps and whether a director candidate’s characteristics would be additive. We welcome disclosures that explain how the board considered different skills, backgrounds and experience to ensure the directors collectively can be effective in fulfilling their responsibilities. We assess a company’s board composition against that of its peer group and local market requirements.
Shareholders periodically vote to elect, remove and nominate directors to serve on the board. We may vote against the election of the most senior independent director, or the chair of the relevant committee, where a company has not demonstrated it has an appointment process that results in a high functioning board with the appropriate complement of skills, backgrounds and experience amongst the directors to support strong financial performance over time. We may vote against newly nominated directors who do not seem to have the appropriate skills or experience to contribute to the board’s effectiveness.
Independence
Director independence from management, significant shareholders or other stakeholders (e.g., government or employees) is of paramount importance to the protection of the interests of minority shareholders such as BlackRock’s clients. At least half of the directors should be independent and free from conflicts of interest or undue influence(3). This ensures sufficient independent directors to have appropriately independent board committees. Companies domiciled in markets with a higher threshold for board independence should meet those requirements.

(2)
See the Corporate Governance Codes of Germany, Japan, and the UK, as well as the corporate governance principles of the US Business Roundtable as examples.
(3)
Common impediments to independence may include but are not limited to: current or recent employment at the company or a subsidiary; being, or representing, a shareholder with a substantial shareholding in the company; interlocking directorships; lengthy tenure, and having any other interest, business, or other relationship which could, or could reasonably be perceived to, materially interfere with a director’s ability to act in the best interests of the company and shareholders.
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We may vote against the election of non-independent directors if the board does not have a sufficient balance of independence. We may also vote against the election of the chair of the committee responsible for board composition if this is a perennial issue.
Independent board leadership
Practices across markets differ, as do board structures, but we observe two main approaches to independent board leadership. One is a non-executive, independent chair of the board who is responsible for leading the board in the effective exercise of its duties. The other is a lead or senior independent director, who is responsible for coordinating with the other non-executive directors and working closely with the executive chair on the board agenda and other board procedures. In this case, the executive chair and the lead independent director work together to ensure the board is effectively fulfilling its responsibilities. In our view, the independent leader of the board, and/or the chair of a relevant committee, should be available to investors to discuss board governance matters such as CEO succession, executive pay, and board performance. We look to boards to explain their independent board leadership model and how it serves the interests of shareholders.
We may vote against the election of the chair of the committee responsible for board composition if there is not an identified independent leader of the board with clear responsibilities for board performance. We may vote against the most senior independent director if the board has a policy of not engaging with shareholders.
Tenure and succession
Boards should establish the length of time a director would normally be expected to serve, in line with market norms where those exist. In such markets, we find it helpful when companies disclose their approach to director tenure particularly around the contributions of directors who have served for longer periods than provided for in local practices. In our experience, long-serving directors could become less independent given their relationship with management and involvement in past board decisions.
Succession planning for board roles helps achieve the appropriate cadence of turnover that balances renewal through the regular introduction of directors with fresh perspectives and expertise with continuity through the retention of directors with long-term knowledge of the board and company.
In markets where there is not specific director tenure guidance, we may vote against the election of the chair of the committee responsible for board composition if there is not a clearly disclosed approach to director tenure and board renewal. We may vote against the election of directors who have served for longer duration than typical in markets with specific guidance, where the case for their continued service is not evident.
Capacity
To be effective and engaged, directors must commit appropriate time and energy to the role. A board should assess the ability of its members to maintain an appropriate focus on board matters and the company taking into consideration competing responsibilities. We recognize that board leadership roles vary across markets in responsibilities and required time commitment but note that they are generally more intensive than a standard directorship. We will take local norms and practices into consideration when making our voting determinations across markets.
We may vote against the election of directors who do not seem to have sufficient capacity to effectively fulfil their duties to the board and company.
Director elections
In support of director accountability to shareholders, directors should stand for election on a regular basis, ideally annually. A classified board structure may be justified by a company when it needs consistency and stability during a time of transition, or on the basis of its business model, e.g., a non-operating company such as closed-end funds.
Shareholders should have the opportunity to evaluate nominated directors individually rather than in bundled slates. We look to companies to provide sufficient information on each director standing for election so that shareholders can assess their capabilities and suitability. We will not support the election of directors whose names and biographical details have not been disclosed sufficiently in advance of the shareholder meeting.
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Each director’s appointment should be dependent on receiving a simple majority of the votes cast at the shareholder meeting. Where a company’s practices differ, we look to the board to provide a detailed explanation as to how its approach best serves investors’ interests.
We may vote for shareholder or management proposals seeking to establish annual election of directors and/or a simple majority vote standard for director elections. We may vote against all the directors standing for election as part of a single slate if we have concerns about the profile or performance of an individual director.
Committees
Many boards establish committees to focus on specific responsibilities of the board such as audit and risk, governance and human capital, and executive compensation, amongst other matters. We do not prescribe to companies what committees they should establish but we seek to understand the board’s rationale for the committee structure it determines is appropriate. We note that, in some markets, regulation requires such committees. The responsibilities of each committee should be clear, and the board should ensure that all critical matters are assigned either to the full board or to one of the committees. The board should disclose to shareholders the structure, membership, proportion of independent directors, and responsibilities of each committee. The responsibilities we typically see assigned to the three most common committees include:
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Audit and risk – oversight responsibilities for the integrity of financial reporting, risk management and compliance with legal and regulatory requirements; may also play an oversight role in relation to the internal audit function and whistleblowing mechanisms.
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Nominating, governance and human capital – ensures appropriate corporate governance principles and practices including the periodic review of board performance; responsible for succession planning for CEO and key board roles, as well as the director appointment process; may also have oversight responsibilities for human capital management strategies including corporate culture and purpose.
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Executive compensation – determines the compensation policies and programs for the CEO and other executive officers, approves annual awards and payments under the policies; may also have oversight responsibilities for firm-wide compensation policies.
We may vote against the election of the chair of the committee or other directors serving as committee members to convey our concerns and provide feedback on how a committee has undertaken its responsibilities. We may vote against the election of the most senior non-executive director if there is not a clearly disclosed approach to board committees.
Board and director evaluation
We consider it best practice for companies to conduct an annual review of the performance of the board, the committees, the chair and individual directors. Periodically, this review could be undertaken by an independent third party able to bring objective perspectives to the board on governance and performance. We encourage companies to disclose their approach to and objectives of evaluations, including any changes made to the board’s approach as a result.
Access to independent advice
To support the directors in effectively fulfilling their duties to the company and shareholders, they should have access to independent advice. When circumstances warrant, boards should be able to retain independent third parties to advise on critical matters. These might include new industry developments such as emergent and disruptive technology, operating events with material consequences for the company’s reputation and/or performance, or significant transactions. Board committees may similarly retain third parties to advise them on specialist matters such as audit, compensation and succession planning.
Executive compensation
Boards should establish compensation arrangements that enable the company to recruit, retain and reward the caliber of executive management necessary to lead and operate the company to deliver superior financial returns over time. We focus on alignment between variable pay and a company’s financial performance.
Generally, executive compensation arrangements have four components: base salary, annual bonus that rewards performance against short-term metrics, share-based incentives that reward performance against long-term metrics, and
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pensions and benefits. In our observation, base salary, pensions and benefits are largely set relative to market norms and benchmarks. The annual bonus and share-based incentive, or variable pay plans, tend to be tailored to the company, its sector and long-term strategy, as well as the individuals the board is seeking to recruit and motivate.
Recognizing the unique circumstances of each company, we determine whether to support a company’s approach to executive compensation on a case-by-case basis. We rely on companies providing sufficient quantitative and qualitative information in their disclosures to enable shareholders to understand the compensation arrangements and assess the alignment with investors’ interests. Features we look for in compensation arrangements include:
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Fixed pay components, including base salary, benefits and prerequisites that are appropriate in the context of the company’s size, sector and market.
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Variable pay subject to performance metrics that are closely linked to the company’s short- and long-term strategic objectives.
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Long-term incentives that motivate sustained performance across a multi-year period.
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A balance between fixed and variable pay, short- and long-term incentives, and specific instruments (cash and equity awards) that promotes pay program durability and seldom necessitates one-off, discretionary payments.
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Outcomes that are consistent with the returns to investors over the relevant time period.
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Board discretion, if allowed within the variable pay arrangements, to be used sparingly, responsibly and transparently.
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A requirement, that participants in long-term share-based incentive plans build a meaningful shareholding in the company within a defined time period, as determined by the board.
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Change of control provisions that appropriately balance the interests of executives and shareholders.
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Clawback or malus provisions that allow the company to recoup or hold back variable compensation from individuals whose awards were based on fraudulent activities, misstated financial reports, or executive misconduct.
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Severance arrangements that protect the company’s interests but do not cost more than is contractual.
We may vote against proposals to introduce new share-based incentives, approve existing policies or plans, or approve the compensation report where we do not see alignment between executive compensation arrangements and our clients’ financial interests. When there is not an alternative, or where there have been multi-year issues with compensation misaligned with performance, we may vote against the election of the chair of the responsible committee, or the most senior independent director.
Non-executive director compensation
Companies generally pay non-executive directors an annual retainer or fee in cash, shares or a combination of the two. Some companies also pay additional fees for service on board committees or in board leadership roles. We do not support non-executive directors participating in performance-based incentive plans as doing so may create a conflict of interest and undermine their independence from management, whom they oversee.
Capital structure
Boards are responsible for ensuring senior executive leadership has established a capital strategy that achieves appropriate capital allocation and management in support of long-term financial resilience.
Where company practices diverge from those set out below, we look for companies to disclose why they view these practices to be aligned with shareholders’ interests. We may vote against management proposals seeking capital-related authorities or the election of the most senior independent director if we have concerns about a company’s approach. We may also support a shareholder proposal seeking conversion of shares with differentiated voting rights to a one-share, one-vote standard.
Share issuance
We assess requests for share issuance for particular transactions on a case-by-case basis. We will generally support authorities to issue shares when subject to pre-emptive rights, and up to 20% absent pre-emptive rights. Companies should seek regular approval of these authorities to allow shareholders to take into consideration how prior authorities were used, as well as the current circumstances of the company and the market environment.
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Share buybacks
We assess share buyback proposals in the context of the company’s disclosed capital management strategy and management’s determination of the appropriate balance between investment that supports the long-term growth of the company and returning cash to investors. We also take into consideration the effect of a buyback program on the company’s balance sheet and executive compensation arrangements and the price at which shares are repurchased relative to market price. Companies should seek regular approval of these authorities to allow shareholders to take into consideration how prior authorities were used, as well as the current circumstances of the company and the market environment.
We would normally expect companies to cancel repurchased shares. If a company plans to retain them as treasury shares, management should provide a detailed rationale in the context of the disclosed capital management strategy.
Dividends
We generally defer to management and the board on dividend policy but may engage to seek further clarification where a proposed dividend appears out of line with the company’s financial position.
Differentiated voting rights
We prefer companies to adopt a one-share, one-vote structure for share classes with the same economic exposure. Certain companies, particularly those new to public markets, could make the case to adopt a differentiated voting rights structure, or dual class stock. In those situations, we encourage companies to evaluate and seek approval for their capital structure on a periodic basis.
Transactions and special situations
We monitor developments in transactions and special situations closely and undertake our own detailed analyses of proposals.
Mergers and acquisitions
We evaluate proposed mergers or acquisitions by assessing the financial outcome for our clients as minority shareholders. Management should provide an assessment of the proposed transaction’s strategic and financial rationale, along with its execution and operational risks. We review each transaction independently based on these factors and the degree to which the transaction enhances shareholder value. The board should consider establishing an ad hoc transaction committee to undertake an independent assessment of a significant merger or acquisition, in advance of making its recommendation to shareholders.
We will vote against transactions that, in our assessment, do not advance our clients’ financial interests.
Anti-takeover defenses
In principle, we do not support companies using anti-takeover defenses, also known as poison pills or shareholder rights plans, as they can entrench management and boards which have not delivered long-term shareholder value. By exception, a poison pill may be supported if its purpose is to delay a takeover that is considered sub-optimal and enable management to seek an improved offer. Similarly, management could make the case to use a poison pill to block a shareholder activism campaign that may be counter to the interests of other investors. Defense mechanisms introduced in these circumstances should be limited in term and threshold, and also be closely monitored by the independent members of the board. We look for a shareholder vote for any mechanisms expected to be in place for more than 12 months.
Shareholder activism
When companies are the focus of an activism campaign, we may engage with the activist to understand their analysis and objectives, once they have gone public. We will also engage with company management and possibly board members, especially those the activist may be seeking to replace. In our assessment, we evaluate various factors, including the concerns raised by the activist and the case for change; the quality of both the activist’s and management’s plans; and the qualifications of each party’s candidates. We evaluate each contested situation by assessing the potential financial outcome for our clients as minority shareholders.
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We may support board candidates nominated by a shareholder activist if the activist has demonstrated that their case for change enhances shareholder value, or if the incumbent board members do not demonstrate the relevant skills and expertise or have a poor track record of protecting shareholders’ interests.
Significant shareholders and related party transactions
Boards of companies with affiliated shareholders or directors should be able to demonstrate that the interests of all shareholders are given equitable consideration.
Transactions with related parties, such as significant shareholders or companies connected with the public company, should be disclosed in detail and conducted on terms similar to what would objectively have been agreed with a non-related party. Such transactions should be reviewed and approved by the independent members of the board, and if voted on, only disinterested shareholders should vote.
Corporate reporting, risk management and audit
Investors depend on corporate reporting, both regulatory and voluntary, to understand a company’s strategy, its implementation and financial performance, as well as to assess the quality of management and operations and potential for the company to create shareholder value over time. The board should oversee corporate reporting and the policies and procedures underpinning the internal audit function and external audit.
A company’s financial reporting should provide decision-useful information for investors and other stakeholders on its financial performance and position. It should provide an accurate and balanced assessment of the risks and opportunities the company faces in realizing its long-term strategy. Accordingly, the assumptions made by management and reviewed by the auditor in preparing the financial statements should be reasonable and justified. Financial statements should be prepared in accordance with globally developed reporting standards and any divergence from generally accepted accounting principles should be explained in detail and justified. Accounting restatements should be explained in detail and any remedial actions, and the implications of these, disclosed.
In this context, audit committees play a vital role in a company’s financial reporting system by providing independent oversight of the accounts, material financial and, where appropriate to the jurisdiction, nonfinancial information, internal control frameworks and Enterprise Risk Management systems. In our view, effective audit committee oversight strengthens the quality and reliability of a company’s financial statements and provides an important level of reassurance to shareholders. Audit committees should have a procedure in place for assessing the independence of the auditor and the quality of the external audit process annually.
Similarly, material sustainability-related factors that are integral to how a company manages risks or generates revenue should be disclosed. In our view, the standards developed by the International Sustainability Standards Board, can be helpful to companies in preparing such reports(4).
Companies should establish robust risk management and internal control processes appropriate to the company’s business, risk tolerance, and regulatory environment. A credible whistleblowing system for employees, and potentially other stakeholders, can be a useful mechanism for ensuring that senior management and the board are aware of potential misconduct or breaches in risk management and internal control processes.
A comprehensive audit conducted by an independent audit firm contributes to investor confidence in the quality of corporate reporting. It is helpful when the audit report gives some insight into the scope and focus of the audit, as well as any critical audit matters identified and how these were resolved. A comprehensive and effective audit is time and resource intensive, and the audit fee should be commensurate. Fees paid to the audit firm for non-audit consulting should not exceed the audit fee to a degree that may prompt concerns about the independence of the audit. The audit committee should explain its position on auditor tenure and how it confirmed that the auditor remained independent.

(4)
The objective of IFRS S1 General Requirements for Disclosure of Sustainability-related Financial Information is to require an entity to disclose information about its sustainability-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity. The objective of IFRS S2 Climate-related Disclosures is to require an entity to disclose information about its climate-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity.
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We may vote against the election of the responsible directors if corporate reporting is insufficient or there are material misstatements in financial reports. In markets where relevant, we may vote against a proposal to approve the financial statements or the discharge of the board when we are concerned about the quality of the reporting or the audit. We may vote against proposals to appoint the auditor, ratify the audit report, or approve the audit fee if we are concerned about the auditor’s independence, the quality of the audit, or there are material misstatements in financial reports and the board has not established reasonable remediation plans.
Shareholder rights and protections
General shareholder meetings
Companies normally have an annual general meeting of shareholders at which routine and non-routine items of business are discussed and voted on by shareholders in attendance or submitting proxy votes. Companies should disclose materials relevant to the shareholder meeting sufficiently in advance so that shareholders can take them into consideration in their voting decisions. Many companies offer shareholders the option of participating in the meeting virtually which, whilst welcome, should not limit the rights of shareholders to participate as they would during an in-person meeting.
We may vote against directors when materials related to the business of the shareholder meeting are not provided in a timely manner or do not provide sufficient information for us to take an informed voting decision. We may vote against directors if the format of the shareholder meeting does not accommodate reasonable shareholder participation.
Bylaw amendments
We review bylaw amendments proposed by management on a case-by-case basis and will generally support those that are aligned with the interests of minority shareholders. Any material changes to the bylaws should be explained in detail and put to a shareholder vote.
We may vote against bylaw amendments that reduce shareholder rights and protections. We may vote against directors if material changes are made to the bylaws without shareholder approval.
If not provided for in the relevant corporate law, company bylaws should allow shareholders, individually or as a group, with a meaningful shareholding the right to call a special meeting of shareholders. The shareholding required to exercise this right should balance its utility with the cost to the company of holding special meetings.
If not provided for in the relevant corporate law, company bylaws should allow shareholders, individually or as a group, with a meaningful shareholding the right to nominate directors to the company’s board. The threshold for this right should be set so that shareholders can exercise it without being unduly disruptive to the board’s own nomination process.
Whilst we would not use either of these rights ourselves, we see them as important accountability mechanisms. We may vote for a shareholder proposal seeking the addition of either of these provisions to a company’s bylaws.
Change of domicile
We generally defer to management on proposals to change a company’s domicile as long as the rationale for doing so is consistent with the company’s long-term strategy and business model and the related costs are immaterial.
We may vote against directors or a proposal to change a company’s domicile where it does not seem aligned with our clients’ financial interests.
Changes to a company’s purpose or the nature of its business
Plans to materially change the nature of a company’s business or its purpose should be disclosed and explained in the context of long-term strategy and business dynamics. Such changes may significantly alter an investor’s views on the suitability of a company for their investment strategy or portfolio.
Where relevant, we may vote against proposals to change a company’s purpose or the nature of its business if the board has not provided a credible argument for change.
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Shareholder proposals
Shareholders in many markets, who meet certain eligibility criteria, have the right to submit proposals to the general shareholder meeting asking a company to take a particular course of action subject to the proposal being supported by a majority of votes cast at the meeting. The topics raised address a range of governance, social and environmental matters that may be relevant to a company’s business. Shareholder proposals are considered by many investors to be an escalation tool when a company is unresponsive to their engagement.
We vote on these proposals on a case-by-case basis. We assess the relevance of the topic raised to a company’s business and its current approach, whether the actions sought are consistent with shareholders’ interests, and what impact the proposal being acted upon might have on financial performance.
Our general approach where we have concerns about a company’s governance, disclosures or performance is to engage to understand the apparent difference in perspective. If we continue to believe the company is not acting in shareholders’ financial interests, we may vote against the election of directors. We may support a relevant shareholder proposal if doing so reinforces the points made in our engagement or is aligned with our clients’ financial interests. We generally do not support shareholder proposals that are legally binding on the company, seek to alter a company’s strategy or direct its operations, or are unrelated to how a company manages risk or generates financial returns.
BlackRock is subject to legal and regulatory requirements in the U.S. that place restrictions and limitations on how we can interact with the companies in which we invest on behalf of our clients, including our ability to submit shareholder proposals. We can vote on behalf of clients who authorize us to do so, on proposals put forth by others.
Corporate political activities
We seek to understand how companies ensure that their direct and indirect engagement in the policy making process is consistent with their public statements on policy matters important to the company’s long-term strategy. The board should be aware of the approach taken to corporate political activities as there can be reputational risks arising from inconsistencies. Companies should, as a minimum, meet all regulatory disclosure requirements on political activities, and ideally, provide accessible and clear disclosures to shareholders on policy positions, public policy engagement activities and political donations. To mitigate the risk of inconsistencies, companies can usefully assess the alignment between their policy priorities and the policy positions of the trade associations of which they are active members and any engagements undertaken by trade associations on behalf of members.
Generally, this is an engagement matter, although we may support a relevant shareholder proposal, or vote against directors, where a company’s disclosures are insufficient, or it becomes public that there is a material contradiction in a company’s public policy positions and its policy engagement.
Sustainability, or environmental and social, considerations
We seek to understand how companies manage the risks and opportunities inherent in their business operations. In our experience, sustainability-related factors(5) that are relevant to a company’s business or material to its financial performance, are generally operational considerations embedded into day-to-day management systems. Certain sustainability issues may also inform long-term strategic planning, for example, investing in product innovation in anticipation of changing consumer demand or adapting supply chains in response to changing regulatory requirements.
We recognize that the specific sustainability-related factors that may be financially material or business relevant will vary by company business model, sector, key markets, and time horizon, amongst other considerations. From company disclosures and our engagement, we aim to understand how management is identifying, assessing and integrating material

(5)
By material sustainability-related risks and opportunities, we mean the drivers of risk and financial value creation in a company’s business model that have an environmental or social dependency or impact. Examples of environmental issues include, but are not limited to, water use, land use, waste management, and climate risk. Examples of social issues include, but are not limited to, human capital management, impacts on the communities in which a company operates, customer loyalty, and relationships with regulators. It is our view that well-managed companies will effectively evaluate and manage material sustainability-related risks and opportunities relevant to their businesses. Governance is the core means by which boards can oversee the creation of durable financial value over time. Appropriate risk oversight of business-relevant and material sustainability-related considerations is a component of a sound governance framework.
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sustainability-related risks and opportunities into their business decision-making and practices. Doing so helps us undertake a more holistic assessment of a company’s potential financial performance and the likely risk-adjusted returns of an investment.
We may vote against directors or support a relevant shareholder proposal if we have concerns about how a company is managing or disclosing its approach to material sustainability-related risks that may impact financial returns.
Key stakeholders
In our view, companies should understand and take into consideration the interests of the various parties on whom they depend for their success over time. It is for each company to determine their key stakeholders based on what is material to their business and long-term financial performance. For many companies, key stakeholders include employees, business partners (such as suppliers and distributors), clients and consumers, regulators, and the communities in which they operate. Companies that appropriately balance the interests of investors and other stakeholders are, in our experience, more likely to be financially resilient over time.
Climate and decarbonization investment objectives
Certain active BlackRock funds have climate and decarbonization objectives in addition to financial objectives. Consistent with the objectives of those investment strategies, our stewardship activity in relation to the holdings in those funds differs in some respects from BAIS’ benchmark guidelines, which are described above. Specifically, for those funds’ holdings, we look to investee companies to demonstrate that they are aligned with a decarbonization pathway that means their business model would be viable in a low-carbon economy, i.e., one in which global temperature rise is limited to 1.5⁰C above pre-industrial levels. This approach is only taken following BlackRock receiving the explicit approval from the applicable fund board.
The decarbonization stewardship guidelines focus on companies which produce goods and services that contribute to real world decarbonization or have a carbon intensive business model and face outsized impacts from the low carbon transition, based on reported and estimated scopes 1, 2, and 3 greenhouse gas emissions. These companies should provide disclosures that set out their governance, strategy, risk management processes and metrics and targets relevant to decarbonization. These disclosures should include an explanation of the decarbonization scenarios a company is using in its near- and long-term planning, as well as its scope 1, scope 2 and material scope 3 greenhouse gas (GHG) emissions and reduction targets for scope 1 and 2 emissions. As with the BAIS benchmark policies, we consider the climate-risk reporting standard issued by the International Sustainability Standards Board, IFRS S2, a useful reference for such reporting.
Under these climate- and decarbonization-specific guidelines, BAIS may recommend a vote against directors or support for a relevant shareholder proposal if a company does not appear to be adequately addressing or disclosing material climate-related risks. We may recommend supporting shareholder proposals seeking information relevant to a company’s stated low-carbon transition strategy and targets that the company does not currently provide and that would be helpful to investment decision-making. As under the BAIS benchmark approach, the active portfolio managers are ultimately responsible for voting consistent with their investment mandate and fund objectives.
Appendix 1: How we fulfil and oversee our active investment stewardship responsibilities
Oversight
The Global Head of BAIS has primary oversight of and responsibility for the team’s activities, including voting in accordance with the BlackRock Active Investment Stewardship Global Engagement and Voting Guidelines (“the Guidelines”), which require the application of professional judgment and consideration of each company’s unique circumstances, as well as input from active investors. BAIS is independent from BlackRock Investment Stewardship in our engagement and voting activities, reporting lines, and oversight.
The Active Investment Stewardship Oversight Committee, comprised of senior representatives of the active investment, legal and risk teams, reviews and advises on amendments to BAIS’ Global Engagement and Voting Guidelines. The Committee also considers developments in corporate governance, related public policy, and market norms and how these might influence BAIS’ policies and practices. The Committee does not determine voting decisions, which are the responsibility of BAIS and the relevant active equity investors.
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In addition, there is a standing advisory group of senior active investors who counsel BAIS on complex or high-profile votes before a recommendation is finalized and escalated to the portfolio managers with holdings in the company under consideration. This group also formally reviews any revisions to the Engagement and Voting Guidelines proposed by BAIS as part of its annual review.
BAIS carries out engagement with companies in collaboration with active investment colleagues, executes proxy votes, and conducts vote operations (including maintaining records of votes cast) in a manner consistent with the Guidelines. BAIS also conducts research on corporate governance issues and participates in industry discussions to contribute to and keep abreast of important developments in the corporate governance field. BAIS may use third parties for certain of the foregoing activities and performs oversight of those third parties (see “Use and oversight of third-party vote services providers” below).
Voting guidelines and vote execution
BlackRock votes on proxy issues when our clients authorize us to do so. We carefully consider the voting items submitted to funds and other fiduciary account(s) (Fund or Funds) for which we have voting authority. BlackRock votes (or refrains from voting) for each Fund for which we have voting authority based on our evaluation of the alignment of the voting items with the long-term economic interests of our clients, in the exercise of our independent business judgment, and without regard to the relationship of the issuer (or any shareholder proponent or dissident shareholder) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates, or BlackRock employees (see “Conflicts management policies and procedures,” below).
When exercising voting rights, BAIS will normally vote on specific proxy issues in accordance with the Guidelines, although portfolio managers have the right to vote differently on their holdings if they determine doing so is more aligned with the investment objective and financial interests of clients invested in the funds they manage.
The Guidelines are not intended to be exhaustive. BAIS applies the Guidelines on a case-by-case basis, in the context of the individual circumstances of each company and the specific issue under review. As such, the Guidelines do not indicate how BAIS will vote in every instance. Rather, they reflect our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots. The Guidelines are reviewed annually and updated as necessary to reflect changes in market practices, developments in corporate governance and feedback from companies and clients. In this way, BAIS aims to maintain policies that explain our approach to governance practices most aligned with clients’ long-term financial interests.
In certain markets, proxy voting involves logistical issues which can affect BAIS’ ability to vote such proxies, as well as the desirability of voting such proxies. These issues include, but are not limited to: i) untimely notice of shareholder meetings; ii) restrictions on a foreigner’s ability to exercise votes; iii) requirements to vote proxies in person; iv) “share-blocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); v) potential difficulties in translating the proxy; vi) regulatory constraints; and vii) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions. We are not supportive of impediments to the exercise of voting rights such as share-blocking or overly burdensome administrative requirements.
BlackRock votes proxies in these situations on a “best-efforts” basis. In addition, BAIS may determine that it is generally in the interests of BlackRock’s clients not to vote proxies (or not to vote our full allocation) if the costs (including but not limited to opportunity costs associated with share-blocking constraints) associated with exercising a vote are expected to outweigh the benefit the client would derive by voting on the proposal.
Voting Choice
BlackRock offers Voting Choice, a program that provides eligible clients with more opportunities to participate in the proxy voting process where legally and operationally viable.
Voting Choice is currently available for eligible clients invested in certain institutional pooled funds in the U.S., UK, and Canada that use systematic active equity (SAE) and multi-asset strategies. In addition, institutional clients in separately managed accounts (SMAs) are eligible for BlackRock Voting Choice regardless of their investment strategies(6).

(6)
With Voting Choice, SMAs have the ability to select from a set of voting policies from third-party proxy advisers the policy that best aligns with their views and preferences. BlackRock can then use its proxy voting infrastructure to cast votes based on the client’s selected voting policy.
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As a result, the shares attributed to BlackRock in company share registers may be voted differently depending on whether our clients have authorized BAIS to vote on their behalf, have authorized BlackRock to vote in accordance with a third-party policy, or have elected to vote shares in accordance with their own policy. Our clients have greater control over proxy voting because of Voting Choice. BlackRock does not disclose client information, including a client’s selection of proxy policy, without client consent.
Use and oversight of third-party vote services providers
Third-party vote services providers – or proxy research firms - provide research and recommendations on proxy votes, as well as voting infrastructure. As mentioned previously, BlackRock contracts primarily with the vote services provider ISS and leverages its online platform to supply research and support voting, record keeping, and reporting processes. We also use Glass Lewis’ research and analysis as an input into our voting process. It is important to note that, although proxy research firms provide important data and analysis, BAIS does not rely solely on their information or follow their voting recommendations. A company’s disclosures, our past engagements and voting, investment colleagues’ insights and our voting guidelines are important inputs into our voting decisions on behalf of clients.
Given the large universe of actively held companies, BAIS employs the proxy services provider to streamline the voting process by making voting recommendations based on BAIS’ voting guidelines when the items on a shareholder meeting agenda are routine. Agenda items that are not routine are referred back to BAIS to assess, escalate as necessary to the relevant portfolio managers and vote. BAIS reviews and can override the recommendations of the vote services provider at any time prior to the vote deadline. Both BAIS and the vote services provider actively monitor securities filings, research reports, company announcements, and direct communications from companies to ensure awareness of supplemental disclosures and proxy materials that may require a modification of votes.
BAIS closely monitors the third-party vote services providers we contract with to ensure that they are meeting our service level expectations and have effective policies and procedures in place to manage potential conflicts of interest. Our oversight of service providers includes regular meetings with client service teams, systematic monitoring of vendor operations, as well as annual due diligence meetings in accordance with BlackRock’s firmwide policies.
Conflicts management policies and procedures
BAIS maintains policies and procedures that seek to prevent undue influence on BlackRock’s proxy voting activity. Such influence might stem from any relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates, a Fund or a Fund’s affiliates, or BlackRock employees. The following are examples of sources of perceived or potential conflicts of interest:
•
BlackRock clients who may be issuers of securities or proponents of shareholder resolutions
•
BlackRock business partners or third parties who may be issuers of securities or proponents of shareholder resolutions
•
BlackRock employees who may sit on the boards of public companies held in Funds managed by BlackRock
•
Significant BlackRock, Inc. investors who may be issuers of securities held in Funds managed by BlackRock
•
Securities of BlackRock, Inc. or BlackRock investment funds held in Funds managed by BlackRock
•
BlackRock, Inc. board members who serve as senior executives or directors of public companies held in Funds managed by BlackRock
BlackRock has taken certain steps to mitigate perceived or potential conflicts including, but not limited to, the following:
•
Adopted the Guidelines which are designed to advance our clients’ long-term economic interests in the companies in which BlackRock invests on their behalf
•
Established a reporting structure that separates BAIS from employees with sales, vendor management, or business partnership roles. In addition, BlackRock seeks to ensure that all engagements with corporate issuers, dissident shareholders or shareholder proponents are managed consistently and without regard to BlackRock’s relationship with such parties. Clients or business partners are not given special treatment or differentiated access. BAIS prioritizes engagements based on factors including, but not limited to, our need for additional information to make a voting decision or our view on the likelihood that an engagement could lead to positive outcome(s) over time for the economic value of the company. Within the normal course of business, BAIS may engage directly with
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BlackRock clients, business partners and/or third parties, and/or with employees with sales, vendor management, or business partnership roles, in discussions regarding our approach to stewardship, general corporate governance matters, client reporting needs, and/or to otherwise ensure that proxy-related client service levels are met
•
Determined to engage, in certain instances, an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid potential conflicts of interest, to satisfy regulatory compliance requirements, or as may be otherwise required by applicable law. In such circumstances, the independent third-party voting service provider provides BlackRock with recommendations, in accordance with the Guidelines, as to how to vote such proxies. BlackRock uses an independent third-party voting service provider to make proxy voting recommendations for shares of BlackRock, Inc. and companies affiliated with BlackRock, Inc. BlackRock may also use an independent third-party voting service provider to make proxy voting recommendations for:
•
public companies that include BlackRock employees on their boards of directors
•
public companies of which a BlackRock, Inc. board member serves as a senior executive or a member of the board of directors
•
public companies that are the subject of certain transactions involving BlackRock Funds
•
public companies that are joint venture partners with BlackRock, and
•
public companies when legal or regulatory requirements compel BlackRock to use an independent third-party voting service provider
In selecting an independent third-party voting service provider, we assess several characteristics, including but not limited to: independence, an ability to analyze proxy issues and make recommendations in the economic interest of our clients in accordance with the Guidelines, reputation for reliability and integrity, and operational capacity to accurately deliver the assigned recommendations in a timely manner. We may engage more than one independent third-party voting service provider, in part to mitigate potential or perceived conflicts of interest at a single voting service provider. The Active Investment Stewardship Oversight Committee appoints and reviews the performance of the independent third-party voting service providers, generally on an annual basis.
Securities lending
When so authorized, BlackRock acts as a securities lending agent on behalf of Funds. Securities lending is a well-regulated practice that contributes to capital market efficiency. It also enables funds to generate additional returns while allowing fund providers to keep fund expenses lower.
With regard to the relationship between securities lending and proxy voting, BlackRock cannot vote shares on loan and may determine to recall them for voting, as guided by our fiduciary duty as an asset manager to our clients in helping them achieve their investment goals. While this has occurred in a limited number of cases, the decision to recall securities on loan as part of BlackRock’s securities lending program in order to vote is based on an evaluation of various factors that include, but are not limited to, assessing potential securities lending revenue alongside the potential long-term financial value to clients of voting those securities (based on the information available at the time of recall consideration). BAIS works with active portfolio managers, as well as colleagues in the Securities Lending and Risk and Quantitative Analysis teams, to evaluate the costs and benefits to clients of recalling shares on loan.
In almost all instances, BlackRock anticipates that the potential long-term financial value to clients of voting shares would not warrant recalling securities on loan. However, in certain instances, BlackRock may determine, in our independent business judgment as a fiduciary, that the value of voting outweighs the securities lending revenue loss to clients and would therefore recall shares to be voted in those instances.
Periodically, BlackRock reviews our process for determining whether to recall securities on loan in order to vote and may modify it as necessary.
Reporting and vote transparency
BAIS is committed to transparency in the stewardship work we do on behalf of clients. We inform clients about our engagement and voting policies and activities through direct communication and disclosure on our website.
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Want to know more?
blackrock.com/stewardship | ContactActiveStewardship@blackrock.com
The document is provided for information purposes only and is subject to change. Reliance upon this information is at the sole discretion of the reader.
Prepared by BlackRock, Inc.
©2024 BlackRock, Inc. All rights reserved. BLACKROCK is a trademark of BlackRock, Inc., or its subsidiaries in the United States and elsewhere. All other trademarks are those of their respective owners.
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Index Equity Fund Proxy Voting Policy
Procedures Governing Delegation of Proxy Voting to Fund Advisers
Effective Date: January 1, 2025
________________________________________
Applies to the following types of Funds registered under the 1940 Act:
☒ Index Equity Mutual Funds and Exchange-Traded Funds
☐ Open-End Active and Fixed Income Index Mutual Funds and Exchange-Traded Funds
☐ Money Market Funds
☐ Closed-End Funds
☐ Other
________________________________________
Objective and Scope
Set forth below is the Index Equity Fund Proxy Voting Policy.
Policy / Document Requirements and Statements
The Boards of Trustees/Directors (“Directors”) of certain open-end funds (the “Funds”) advised by BlackRock Fund Advisors or BlackRock Advisors, LLC (“BlackRock”), have the responsibility for the oversight of voting proxies relating to portfolio securities of the Funds, and have determined that it is in the best interests of the Funds and their shareholders to delegate the responsibility to vote proxies to BlackRock, subject to the principles outlined in this Policy, as part of BlackRock’s authority to manage, acquire and dispose of account assets, all as contemplated by the Funds’ respective investment management agreements.
BlackRock has adopted the BlackRock Investment Stewardship Global Benchmark Policy(“Guidelines”) (as from time to time amended, the “Guidelines”) governing proxy voting by index equity Funds managed by BlackRock, except for the iShares Core S&P 500 ETF. In addition, BlackRock has adopted guidelines and procedures (as from time to time amended, the “BlackRock Climate and Decarbonization Stewardship Guidelines”) governing proxy voting for matters covered in the BlackRock Climate and Decarbonization Stewardship Guidelines by the Funds listed in Appendix A.
BlackRock will cast votes on behalf of each of the Funds covered by this policy on specific proxy issues in respect of securities held by each such Fund (or may refrain from voting) in accordance with the Guidelines and the BlackRock Climate and Decarbonization Stewardship Guidelines, as applicable.
Conflicts Management
BlackRock Investment Stewardship (“BIS”) maintains policies and procedures that seek to prevent undue influence on BlackRock’s proxy voting activity and to mitigate material conflicts of interest in the exercise of proxy voting responsibilities. Potential material conflicts, and the resultant potential for undue influence, might be due to a relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates or employees, or a Fund or a Fund’s affiliates. BlackRock has taken certain steps to mitigate potential conflicts, which are outlined in detail in the Guidelines. In mitigating conflicts, BIS will adhere to the Guidelines.
In certain instances, BIS will engage an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid potential conflicts of interest, to satisfy regulatory compliance requirements, or as may be otherwise required by applicable law.
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With respect to the relationship between securities lending and proxy voting, shares on loan cannot be voted and BlackRock may determine to recall them for voting, as guided by BlackRock’s fiduciary responsibility to act in clients’ financial interests. The Guidelines set forth BlackRock’s approach to recalling securities on loan in connection with proxy voting.
Reports to the Board
BlackRock will report on an annual basis to the Directors on (1) a summary of the proxy voting process as applicable to the Funds covered by this policy in the preceding year together with a representation that all votes were in accordance with the Guidelines and the BlackRock Climate and Decarbonization Stewardship Guidelines, as applicable (2) any material changes to the Guidelines and the BlackRock Climate and Decarbonization Stewardship Guidelines, including material changes to conflicts management practices, that have not previously been reported.
Appendix A
iShares Climate Conscious & Transition MSCI USA ETF
iShares ESG Advanced MSCI EAFE ETF
iShares ESG Advanced MSCI EM ETF
iShares ESG Advanced MSCI USA ETF
iShares ESG MSCI EM Leaders ETF
iShares ESG MSCI USA Leaders ETF
iShares ESG MSCI KLD 400 ETF
iShares ESG Optimized MSCI USA ETF
iShares Low Carbon Optimized MSCI ACWI ETF
iShares Paris-Aligned Climate Optimized MSCI USA ETF
iShares Paris-Aligned Climate Optimized MSCI World ex USA ETF
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BlackRock Investment Stewardship
Global Principles for Benchmark Policies
Effective as of January 2025
The purpose of this document is to provide an overarching explanation of BlackRock’s global approach to our responsibilities as a shareholder on behalf of our clients, the principles that guide our dialogue with companies, and our commitments to clients in terms of our own governance and transparency.

Introduction to BlackRock Investment Stewardship	A-21
Philosophy on investment stewardship	A-22
Shareholder rights	A-22
Stewardship in practice	A-22
Key themes	A-23
Boards and directors	A-23
Auditors and audit-related issues	A-25
Capital structure, mergers, asset sales, and other special transactions	A-26
Executive compensation	A-27
Material sustainability-related risks and opportunities	A-28
Other corporate governance matters and shareholder protections	A-30
Shareholder proposals	A-31
BlackRock’s oversight of its investment stewardship activities	A-31
Voting guidelines and vote execution	A-32
Voting Choice	A-32
Conflicts management policies and procedures	A-33
Securities lending	A-34
Reporting and vote transparency	A-34
Introduction to BlackRock Investment Stewardship
BlackRock’s clients depend on us to help them meet their varied investment goals. We consider it one of our responsibilities to be an informed, engaged shareholder on their behalf, given the business decisions that companies make have a direct impact on our clients’ long-term investment outcomes and financial well-being. BlackRock Investment Stewardship (BIS) is a dedicated function within BlackRock, which is responsible for engaging with public companies on behalf of index strategies. Investment Stewardship is one of the ways we fulfill our fiduciary responsibilities as an asset manager to our clients. Our sole objective when conducting our stewardship program is to advance our clients’ long-term financial interests.(1)
BIS takes a long-term approach in our stewardship efforts, reflecting the investment horizons of the majority of our clients. BIS does this through:
1.
Engaging with companies in a two-way dialogue to build our understanding of a company’s practices and inform our voting decisions.

(1)
BIS’ Benchmark Policies, and the vote decisions made consistent with these policies, take a financial materiality-based approach and are focused solely on advancing clients' financial interests. BIS’ Benchmark Policies– comprised of the BIS Global Principles, regional voting guidelines, and engagement priorities – apply to clients’ assets invested through index strategies and provide guidance on our position on common corporate governance matters. We take a globally consistent approach, while recognizing the unique markets and sectors in which companies operate. BlackRock offers a wide range of investment products and funds to support our clients’ unique and varied investment objectives. Other materials on the BIS website might also provide useful context.
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2.
Voting at shareholder meetings on management and shareholder proposals on behalf of clients who have delegated voting authority to BlackRock.
3.
Contributing to industry dialogue on stewardship to share our perspectives on matters that may impact our clients’ investments.
4.
Reporting on our activities to inform clients about our stewardship efforts on their behalf through a range of publications and direct reporting.
Philosophy on investment stewardship
Sound governance is critical to the success of a company, the protection of investors’ interests, and long-term financial value creation. Research indicates that high-performing companies will effectively evaluate and address risks and opportunities relevant to their businesses, which supports durable, long-term financial value creation.(2)
Setting, executing, and overseeing strategy are the responsibility of management and the board. As one of many minority shareholders, BlackRock cannot – and does not try to – direct a company’s strategy or its implementation. Our role, on behalf of BlackRock’s clients as long-term investors, is to better understand how corporate leadership is managing material risks and capitalizing on opportunities to help protect and enhance the company’s ability to deliver long-term financial returns. We aim to take a globally consistent approach, while recognizing the unique markets and sectors in which companies operate.
Shareholder rights
Corporate law, regulations and listing rules in most markets establish certain fundamental rights attached to shareholding. Shareholders should have the right to:
•
Elect, remove, and nominate directors, approve the appointment of the auditor, and amend the corporate charter or by-laws.
•
Vote on key board decisions that are material to the protection of their investment, including but not limited to, changes to the purpose of the business, dilution levels and pre-emptive rights, and the distribution of income and capital structure.
•
Access sufficient and timely information on material governance, strategic, and business matters to make informed decisions.
To protect the interest of minority shareholders like BlackRock’s clients, BIS holds the view that shareholder voting rights should be proportionate to economic ownership—the principle of “one share, one vote” helps to achieve this balance.
Stewardship in practice
The assets BlackRock manages belong to our clients, which include public and private pension plans, insurers, official institutions, endowments, universities, charities, family offices, wealth managers, and ultimately, the individual investors that they serve. Through stewardship, we assess how companies are creating long-term financial value to serve our clients, many of whom are saving for long-term goals, such as retirement.
As shareholders of public companies, our clients have the right to vote on matters proposed by a company’s management or its shareholders. Voting is an important mechanism for investors to express support for, or concern about, a company’s performance and most of our clients authorize BlackRock to exercise this right on their behalf. For those clients, and as a fiduciary, BlackRock is legally required to make proxy voting determinations in a manner that is consistent with their investment objectives. BIS does this by casting votes in favor of proposals that, in our assessment, will promote stronger governance and better operating practices and, in turn, potentially enhance long-term shareholder value. Our vote decisions are informed by our in-depth analysis of company disclosures, engagement with boards and management teams, third-party research, and comparisons against a company’s industry peers.
BIS takes a constructive, long-term approach to our engagement with companies, reflecting the investment horizons of the majority of our clients. An engagement is a meeting between BIS and a company’s board and management that helps improve our understanding of the company’s business model and material risks and opportunities, to inform our voting

(2)
PwC, “The 3 things all high-performing companies do”. Harvard Business Review, “6 Strategic Concepts That Set High-Performing Companies Apart”, March 2024.
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decisions on behalf of clients who authorize us to vote on their behalf. In these two-way conversations, we listen to and learn directly from company directors and executives and ask questions relevant to their business. Either a company or BIS can request an engagement. Many of the engagements are initiated by companies to discuss their long-term strategy, risk and opportunity set, and management’s plan to deliver financial returns through business cycles. The ongoing, multiyear nature of our engagements allows us to build strong relationships with company leadership and mutual understanding on key matters of corporate governance and the drivers of long-term financial performance.
Generally, we support the vote recommendations of the board of directors and management. In case of concerns, we typically raise these through dialogue with board members and management teams first. When we determine it is in our clients’ financial interests to convey concern to companies through voting, we do so in two forms: we might not support the election of directors or other management proposals, or we might not support management’s voting recommendation on a shareholder proposal.
Key themes
While accepted standards and norms of corporate governance can differ between markets, in our experience, there are certain globally applicable fundamental elements of corporate governance that contribute to a company’s ability to create long-term financial value for shareholders. These global themes are set out in this overarching set of principles (the “Principles”), which are anchored in transparency and accountability.
At a minimum, it is our view that companies should observe the accepted corporate governance standards in their domestic market,(3) and we ask that, if they do not, they explain how their approach better supports durable, long-term financial value creation.
These Principles cover seven key subjects:
•
Boards and directors
•
Auditors and audit-related issues
•
Capital structure, mergers, asset sales, and other special transactions
•
Executive compensation
•
Material sustainability-related risks and opportunities
•
Other corporate governance matters and shareholder protections
•
Shareholder proposals
Our regional and market-specific voting guidelines explain how these Principles inform our voting decisions in relation to common ballot items for shareholder meetings in those markets. Alongside the Principles and regional voting guidelines, BIS publishes our engagement priorities which reflect the five themes on which we most frequently engage companies, where they are relevant, as these can be a source of material business risk or opportunity. Collectively, these BIS policies set out the core elements of corporate governance that guide our investment stewardship program globally and within each market. The BIS policies are not prescriptive, applied on a pragmatic, case-by-case basis, taking into consideration a number of factors, including the sector, market, and business environment within which a company is operating.
Boards and directors
Companies whose boards are comprised of appropriately qualified, engaged directors with professional characteristics relevant to a company’s business enhance the ability of the board to add value and be the voice of shareholders in board discussions. A strong board gives a company a competitive advantage, providing valuable oversight and contributing to the most important management decisions that support long-term financial performance. As part of their responsibilities, board members have a fiduciary duty to shareholders to oversee the strategic direction, operations, and risk management of a company. This is why our investment stewardship efforts have always started with the performance of the board of directors, and why we see engagement with, and the election of, directors as one of our most important responsibilities. We engage, as necessary, with members of the board’s nominating and/or governance committee to assess whether governance practices

(3)
Our regional voting guidelines, which we publish on the BIS website, reflect these different market standards and norms. Depending on the market, generally accepted practice is informed by corporate law, market regulation, best practices, and industry initiatives, amongst other factors.
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and board composition are appropriate given a company’s business model and we take into consideration a number of factors, including the sector, market, and business environment within which a company is operating.
We view it as good practice when the board establishes and maintains a framework of robust and effective governance mechanisms to support its oversight of the company’s strategy and operations consistent with the long-term economic interests of investors. There should be clear descriptions of the role of the board and the committees of the board and how directors engage with and oversee management. Disclosure of material risks that may affect a company’s long-term strategy and financial value creation, including material sustainability-related factors when relevant, is helpful for investors to appropriately understand and assess how effectively management is identifying, managing, and mitigating such risks.
We seek to understand management's long-term strategy and the milestones against which investors should assess its implementation. If any strategic targets are significantly missed or materially restated, we find it helpful when company disclosures provide a detailed explanation of the changes and an indication of the board's role in reviewing the revised targets. We look to the board to articulate the effectiveness of these mechanisms in overseeing the management of business risks and opportunities and the fulfillment of the company’s strategy.
Where a company has not adequately disclosed and demonstrated that its board has fulfilled these corporate governance and risk oversight responsibilities, we may consider voting against the election of directors who, on our assessment, have particular responsibility for the issues. We assess director performance on a case-by-case basis and in light of each company’s circumstances, taking into consideration its governance, business practices that support durable, long-term financial value creation, and performance. Set out below are factors we may take into consideration.
Regular accountability through director elections
To ensure accountability for their actions on behalf of shareholders, directors should stand for election on a regular basis, ideally annually.(4) Annual director elections allow shareholders to reaffirm their support for board members and/or hold them accountable for their decisions in a timely manner. When board members are not elected annually, in our experience, it is good practice for boards to have a rotation policy to ensure that, through a board cycle, all directors have had their appointment re-confirmed, with a proportion of directors being put forward for election at each annual general meeting.
Effective board composition
Regular director elections also give boards the opportunity to adjust their composition in an orderly way to reflect developments in the company’s strategy and the market environment. In our view, it is beneficial for new directors to be brought onto the board periodically to refresh the group’s thinking, while supporting both continuity and appropriate succession planning. We consider the average overall tenure of the board and seek a balance between the knowledge and experience of longer-serving directors and the fresh perspectives of directors who joined more recently.
We encourage companies to regularly review the effectiveness of their board (including its size), and assess directors nominated for election in the context of the composition of the board as a whole. In our view, the company’s assessment should consider a number of factors, including each director’s independence and time commitments, as well as the breadth and relevance of director experiences and skillsets, and how these collectively contribute to the board's effectiveness in advising and overseeing management in delivering long-term financial returns.
Director independence — from management, significant shareholders, or other related parties – is a central tenet of sound corporate governance across markets.(5) We encourage boards to have a sufficient number of independent directors, free from conflicts of interest or undue influence, to ensure objectivity in the decision-making of the board and its ability to oversee management. We generally consider it good practice for independent directors to make a majority of the board, or in the case of controlled companies, at least one-third.
Common impediments to independence may include but are not limited to:
•
Current or recent employment at the company or a subsidiary

(4)
In most markets directors stand for re-election on an annual or triennial basis, as determined by corporate law, market regulation or voluntary best practice.
(5)
Please see: Tokyo Stock Exchange. “Japan’s Corporate Governance Code.” June 11, 2021; Financial Reporting Council. “UK Corporate Governance Code.” July 16, 2018; Investor Stewardship Group. “Corporate Governance Principles for US Listed Companies.”
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•
Being, or representing, a shareholder with a substantial shareholding in the company
•
Interlocking directorships
•
Having any other interest, business, or other relationship which could, or could reasonably be perceived to, materially interfere with a director’s ability to act in the best interests of the company and shareholders
In our experience, boards are most effective at overseeing and advising management when there is a senior, independent board leader. This director may chair the board, or, where the chair is also the CEO (or is otherwise not independent), be designated as a lead independent director. The role of this director is to enhance the effectiveness of the independent members of the board through shaping the agenda, ensuring adequate information is provided to the board, and encouraging independent director participation in board deliberations. The lead independent director or another appropriate director should be available to meet with shareholders in those situations where an independent director is best placed to explain and contextualize a company’s approach.
There are matters for which the board has responsibility that may involve a conflict of interest for executives or for affiliated directors or require additional focus. It is our view that objective oversight of such matters is best achieved when the board forms committees with a majority of independent directors, depending on market norms and a company’s ownership structure. In many markets, these committees of the board specialize in audit, director nominations, and compensation matters. An ad hoc committee might also be formed to decide on a special transaction, particularly one involving a related party, or to investigate a significant adverse event.
When nominating directors to the board, we look to companies to provide sufficient information on the individual candidates so that shareholders can assess the capabilities and suitability of each individual nominee and their fit within overall board composition. These disclosures should give an understanding of how the collective experience and expertise of the board, as well as the particular skill sets of individual directors, aligns with the company’s long-term strategy and business model. Highly qualified, engaged directors with professional characteristics relevant to a company’s business and strategy enhance the ability of the board to add value and be the voice of shareholders in board discussions.
It is in this context that we are interested in a variety of experiences, perspectives, and skillsets in the board room. We see it as a means of promoting diversity of thought to avoid “group think” in the board’s exercise of its responsibilities to advise and oversee management.
In assessing board composition, we take a case-by-case approach based on a company’s board size, business model, strategy, location and market capitalization. We look for companies to explain how their approach to board composition supports the company’s governance practices.
We note that in many markets, policymakers have set board gender diversity goals which we may discuss with companies, particularly if there is a risk their board composition may be misaligned. We ask boards to disclose, consistent with local laws, how diversity, including professional and personal characteristics, is considered in board composition, given the company’s long-term strategy and business model.(6)
Sufficient capacity
As the role and expectations of a director are increasingly demanding, directors must be able to commit an appropriate amount of time to board and committee matters. It is important that directors have the capacity to meet all of their responsibilities - including when there are unforeseen events – and therefore, they should not take on an excessive number of roles that would impair their ability to fulfill their duties.
Auditors and audit-related issues
BlackRock recognizes the critical importance of financial statements, which should provide a true and fair picture of a company’s financial condition. Accordingly, we look for the assumptions made by management and reviewed by the auditor in preparing the financial statements to be reasonable and justified.
The accuracy of financial statements, inclusive of financial and non-financial information as required or permitted under market-specific accounting rules, is of paramount importance to BlackRock. Investors increasingly recognize that a broader

(6)
Personal characteristics may include, but are not limited to, gender; race/ethnicity; disability; veteran status; LGBTQ+; and national, Indigenous, religious, or cultural identity.
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range of risks and opportunities have the potential to materially impact financial performance. Over time, we anticipate investors and other users of company reporting will increasingly seek to understand and scrutinize the assumptions underlying financial statements, particularly those that pertain to the impact of the transition to a low-carbon economy on a company’s business model and asset mix. We recognize that this is an area of evolving practice and note that international standards setters, such as the International Financial Reporting Standards (IFRS) Board and the International Auditing and Assurance Standards Board (IAASB), continue to develop their guidance to companies.(7)
In this context, audit committees, or equivalent, play a vital role in a company’s financial reporting system by providing independent oversight of the accounts, material financial and, where appropriate to the jurisdiction, non-financial information and internal control frameworks. Moreover, in the absence of a dedicated risk committee, these committees can provide oversight of Enterprise Risk Management systems.(8) In our view, effective audit committee oversight strengthens the quality and reliability of a company’s financial statements and provides an important level of reassurance to shareholders.
Audit committees or equivalent should have clearly articulated charters that set out their responsibilities and have a rotation plan in place that allows for a periodic refreshment of the committee membership to introduce fresh perspectives to audit oversight. We recognize that audit committees will rely on management, internal audit, and the independent auditor in fulfilling their responsibilities but look to committee members to demonstrate they have relevant expertise to monitor and oversee the audit process and related activities.
We take particular note of unexplained changes in reporting methodology, cases involving significant financial restatements, or ad hoc notifications of material financial weakness. In this respect, audit committees should provide timely disclosure on the remediation of Key and Critical Audit Matters identified either by the external auditor or internal audit function.
The integrity of financial statements depends on the auditor being free of any impediments to being an effective check on management. To that end, it is important that auditors are, and are seen to be, independent. Where an audit firm provides services to the company in addition to the audit, we look for the fees earned to be disclosed and explained. We look for Audit committees to have in place a procedure for assessing annually the independence of the auditor and the quality of the external audit process.
Comprehensive disclosure provides investors with a sense of the company’s long-term operational risk management practices and, more broadly, the quality of the board’s oversight. We look to the audit or risk committee to periodically review the company’s risk assessment and risk management policies and the significant risks and exposures identified by management, the internal auditors or the independent auditors and management’s steps to address them. In the absence of detailed disclosures, we may reasonably conclude that companies are not adequately managing risk.
Capital structure, mergers, asset sales, and other special transactions
The capital structure of a company is critical to shareholders as it impacts the value of their investment and the priority of their interest in the company relative to that of other equity or debt investors. Pre-emptive rights are a key protection for shareholders against the dilution of their interests.
Effective voting rights are basic rights of share ownership and a core principle of effective governance. Shareholders, as the residual claimants, have the strongest interest in protecting the financial value of the company, and voting rights should match economic exposure, i.e., one share, one vote.
In principle, we disagree with the creation of a share class with equivalent economic exposure and preferential, differentiated voting rights. In our view, this structure violates the fundamental corporate governance principle of proportionality and results in a concentration of power in the hands of a few shareholders, thus disenfranchising other shareholders and amplifying any potential conflicts of interest. However, we recognize that in certain markets, at least for a period of time, companies may have a valid argument for listing dual classes of shares with differentiated voting rights. In our view, such companies should review these share class structures on a regular basis or as company circumstances change. Additionally,

(7)
IFRS, “IFRS S1 General Requirements for Disclosure of Sustainability-related Financial Information”, June 2023, and IAASB, “IAASB Launches Public Consultation on Landmark Proposed Global Sustainability Assurance Standard”, August 2023.
(8)
Enterprise risk management is a process, effected by the entity’s board of directors, management, and other personnel, applied in strategy setting and across the enterprise, designed to identify potential events that may affect the entity, and manage risk to be within the risk appetite, to provide reasonable assurance regarding the achievement of objectives. Please see the Committee of Sponsoring Organizations of the Treadway Commission (COSO), “Enterprise Risk Management”, 2023.
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they should seek shareholder approval of their capital structure on a periodic basis via a management proposal at the company’s shareholder meeting. The proposal should give unaffiliated shareholders the opportunity to affirm the current structure or establish mechanisms to end or phase out controlling structures at the appropriate time, while minimizing costs to shareholders.
In assessing mergers, asset sales, or other special transactions, BlackRock’s primary consideration is the long-term economic interests of our clients as shareholders. Boards proposing a transaction should clearly explain the economic and strategic rationale behind it. We will review a proposed transaction to determine the degree to which it can enhance long-term shareholder value. We find long-term investors like our clients typically benefit when proposed transactions have the unanimous support of the board and have been negotiated at arm’s length. We may seek reassurance from the board that the financial interests of executives and/or board members in a given transaction have not adversely affected their ability to place shareholders’ interests before their own. Where the transaction involves related parties, the recommendation to support should come from the independent directors, a best practice in most markets, and ideally, the terms should have been assessed through an independent appraisal process. In addition, it is good practice that it be approved by a separate vote of the non-conflicted parties.
As a matter of sound governance practice, shareholders should have a right to dispose of company shares in the open market without unnecessary restriction. In our view, corporate mechanisms designed to limit shareholders’ ability to sell their shares are contrary to basic property rights. Such mechanisms can serve to protect and entrench interests other than those of the shareholders. In our view, shareholders are broadly capable of making decisions in their own best interests. We encourage any so-called “shareholder rights plans” proposed by a board to be subject to shareholder approval upon introduction and periodically thereafter.
Executive compensation
In most markets, one of the most important roles for a company’s board of directors is to put in place a compensation structure that incentivizes and rewards executives appropriately. Executive compensation is an important tool used by companies to support long-term financial value creation. In our experience, well-structured compensation policies reward the successful delivery of strategic, operational, and/or financial goals, encourage an appropriate risk appetite, and align the interests of shareholders and executives through equity ownership.
We look for there to be a clear link between variable pay and operational and financial performance. Performance metrics should be stretching and aligned with a company’s strategy and business model. BIS does not have a position on whether companies should use sustainability-related criteria in compensation structures, but, where they are included, we look to companies to be as rigorous as they would be in setting other financial or operational targets. Long-term incentive plans should encompass timeframes that 1) are distinct from annual executive compensation structures and metrics, and 2) encourage the delivery of strong financial results over a period of years.
When designing, reviewing, and approving executive compensation policies, board compensation committees – or board members responsible for setting executive compensation – should carefully consider the company’s specific circumstances, such as its risk profile, the environment in which it operates, and the individuals the board is trying to attract, retain and incentivize. We look to the compensation committees to guard against contractual arrangements that would entitle executives to material compensation for early termination of their employment. Finally, pension contributions and other deferred compensation arrangements should be reasonable in light of market practices or the company’s business and executive compensation strategies.
We are not supportive of one-off or special bonuses unrelated to company or individual performance. Where discretion has been used by the compensation committee or its equivalent, we appreciate disclosure relating to how and why the discretion was used, and how the adjusted outcome is aligned with the interests of shareholders. We acknowledge that the use of peer group evaluation by compensation committees can help ensure competitive pay; however, we are concerned when the rationale for increases in total compensation at a company is solely based on peer benchmarking, rather than also considering rigorous measures of outperformance. We encourage companies to clearly explain how compensation outcomes have rewarded performance.
We encourage boards to consider building clawback provisions into incentive plans such that companies could clawback compensation or require executives to forgo awards when compensation was based on faulty financial statements or deceptive business practices. We also favor recoupment from or the foregoing of the grant of any awards by any senior
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executive whose behavior caused material financial harm to shareholders, material reputational risk to the company, or resulted in a criminal investigation, even if such actions did not ultimately result in a material restatement of past results.
In our view, non-executive directors should be compensated in a manner that is commensurate with the time and effort expended in fulfilling their professional responsibilities. Additionally, these compensation arrangements should not risk compromising directors’ independence or aligning their interests too closely with those of the management, whom they are charged with overseeing.
BIS may convey concerns through not supporting management’s proposals to approve compensation, where they are on the agenda. We may also vote against members of the compensation committee or equivalent board members for poor compensation practices or structures.
Material sustainability-related risks and opportunities
It is our view that well-managed companies will effectively evaluate and manage material sustainability-related risks and opportunities relevant to their businesses.(9) As with all risks and opportunities in a company's business model, appropriate oversight of material sustainability considerations is a core component of having an effective governance framework that supports durable, long-term financial value creation.
Robust disclosure allows investors to effectively evaluate companies’ strategy and business practices related to material sustainability-related risks and opportunities. We find it helpful when companies’ disclosures demonstrate that they have a resilient business model that integrates material sustainability-related risks and opportunities into their strategy, risk management, and metrics and targets, including industry-specific metrics. The International Sustainability Standards Board (ISSB) standards, IFRS S1 and S2(10) may prove helpful to companies in preparing this disclosure. The standards build on the Task Force on Climate-related Financial Disclosures (TCFD) framework and the standards and metrics developed by the Sustainability Accounting Standards Board (SASB), which have both converged under the ISSB. We recognize that companies may phase in reporting aligned with the ISSB standards over several years. We also recognize that some companies may report using different standards, which may be required by regulation, or one of a number of voluntary standards. In such cases, we ask that companies highlight the metrics that are industry- or company-specific.
We note that climate and other sustainability-related disclosures often require companies to collect and aggregate data from various internal and external sources. We recognize that the practical realities of data collection and reporting may not line up with financial reporting cycles and companies may require additional time after their fiscal year-end to accurately collect, analyze, and report this data to investors. That said, while we do not prescribe timelines regarding when companies make these disclosures, we encourage them to produce climate and other sustainability-related disclosures sufficiently in advance of their annual meeting, to the best of their abilities to provide investors with time to assess the data and make informed decisions.
Companies may also choose to adopt or refer to guidance on sustainable and responsible business conduct issued by supranational organizations such as the United Nations or the Organization for Economic Cooperation and Development. Further, industry initiatives on managing specific operational risks may provide useful guidance to companies on best practices and disclosures. While not a voting item, we find it helpful to our understanding of investment risk when companies disclose any relevant global climate and other sustainability-related standards adopted, the industry initiatives in which they participate, any peer group benchmarking undertaken, and any assurance processes to help investors understand their approach to sustainable and responsible business practices.

(9)
By material sustainability-related risks and opportunities, we mean the drivers of risk and financial value creation in a company’s business model that have an environmental or social dependency or impact. Examples of environmental issues include, but are not limited to, water use, land use, waste management, and climate risk. Examples of social issues include, but are not limited to, human capital management, impacts on the communities in which a company operates, customer loyalty, and relationships with regulators.
(10)
The objective of IFRS S1 General Requirements for Disclosure of Sustainability-related Financial Information is to require an entity to disclose information about its sustainability-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity. The objective of IFRS S2 Climate-related Disclosures is to require an entity to disclose information about its climate-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity.
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Climate and nature-related risk
In our view, the transition to a low-carbon economy is one of several mega forces reshaping markets.(11) Our research shows that the low-carbon transition is a structural shift in the global economy that will be shaped by changes in government policies, technology, and consumer and investor preferences, which may be material for many companies.(12) Yet the path to a low-carbon economy is uncertain and uneven, with different parts of the economy moving at different speeds. BIS recognizes that it can be challenging for companies to predict the impact of climate-related risk and opportunity on their businesses and operating environments. Many companies are assessing how to navigate the low-carbon transition while delivering long-term financial value to investors. At companies where these climate-related risks are material, we find it helpful when they publicly disclose, consistent with their business model and sector, how they intend to deliver long-term financial performance through the transition to a low-carbon economy, including where available, their transition plan.(13)
In our experience, disclosure consistent with the ISSB standards or the TCFD framework can help investors assess company-specific climate-related risks and opportunities, and inform investment decisions.(14) Such disclosures also provide investors with insights into how companies are managing the risks associated with climate change by managing their own carbon emissions or emissions intensities to the extent financially practicable. Recognizing the value of these disclosures, in some jurisdictions, like the U.K, large companies must disclose such climate-related financial information on a mandatory basis, while in other jurisdictions these disclosures are viewed as best practice in the market.
Consistent with the ISSB standards and the TCFD framework, we seek to understand, from company disclosures and engagement, the strategies companies have in place to manage material risks to, and opportunities for, their long-term business model associated with a range of climate-related scenarios. This includes a scenario in which global warming is limited to well below 2°C, considering ambitions to achieve a limit of 1.5°C, the temperature goal recently reaffirmed by G20 members as part of the 2024 Leader’s Declaration.(15)
These frameworks also contemplate disclosures on how companies are setting short-, medium- and long-term targets, ideally science-based where these are available for their sector, for scope 1 and 2 greenhouse gas emissions (GHG) reductions and to demonstrate how their targets are consistent with the long-term financial interests of their investors.
While we recognize that regulators in some markets are moving to mandate certain disclosures, at this stage, we view scope 3 emissions differently from scopes 1 and 2, given methodological complexity, regulatory uncertainty, concerns about double-counting, and lack of direct control by companies. We welcome disclosures and commitments companies choose to make regarding material scope 3 emissions and recognize these are provided on a good-faith basis as methodology develops. Our publicly available commentary provides more information on our approach to climate-related risks and opportunities.
In addition to climate-related risks and opportunities, the management of nature-related factors is increasingly a component of some companies’ ability to generate durable, long-term financial returns for shareholders, particularly where a company’s

(11)
BlackRock Investment Institute, “Mega forces: An investment opportunity”, 2023.
(12)
BlackRock Investment Institute, “Tracking the low-carbon transition”, July 2023.
(13)
We have observed that more companies are developing such plans, and public policymakers in a number of markets are signaling their intentions to require them or already have requirements in place, such as Australia, Brazil, and the European Union. We view transition plans as a method for a company to both internally assess and externally communicate its long-term strategy, ambition, objectives, and actions to create financial value through the global transition towards a low-carbon economy. Transition plans are building momentum internationally, with increased focus from policy makers and supervisors, including in the EU, UK, G7, G20, and from the financial industry. While many initiatives across jurisdictions outline a framework for transition plans, there is no consensus on the key elements these plans should contain. We view useful disclosure as one that communicates a company’s approach to managing financially material business relevant risks and opportunities – including climate-related risks – to deliver long-term financial performance, which allows investors to make more informed decisions. While transition plans can be helpful disclosure, BIS does not make the preparation and production of transition plans a voting issue. BIS may engage companies that have chosen to publish a transition plan to understand their planned actions and resource implications.
(14)
BlackRock, “Global perspectives on investing in the low-carbon transition”, June 2023. We recognize that companies may phase in reporting aligned with the ISSB standards over several years, depending on local requirements. We also recognize and respect that some companies may report using different local standards, which may be required by regulation, or one of a number of voluntary standards. In such cases, we ask that companies disclose their rationale for reporting in line with the specific disclosure framework chosen and highlight the metrics that are industry- or company-specific.
(15)
In November 2024, G20 members reaffirmed the Paris Agreement temperature goal as part of the Leader’s Declaration. G20 members include the world’s major economies (19 countries and two regional bodies, the European Union and African Union), representing 85% of global Gross Domestic Product, over 75% of international trade, and about two-thirds of the world population.
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strategy is heavily reliant on the availability of natural capital, or whose supply chains are exposed to locations with nature-related risks. We look for such companies to disclose how they manage any reliance and impact on, as well as use of, natural capital, including appropriate risk oversight and relevant metrics and targets, to understand how these factors are integrated into strategy. We will evaluate these disclosures to inform our view of how a company is managing material nature-related risks and opportunities. We rely on company disclosures when determining how to vote on shareholder proposals addressing natural capital issues. Our publicly available commentary provides more information on our approach to natural capital.(16)
Companies’ impact on their workforce, supply chains, and communities
In order to advance long-term shareholders’ interests, companies should consider the interests of the various parties on whom they depend for their success over time. It is for each company to determine their key stakeholders based on what is material to their business and long-term financial performance. For many companies, key stakeholders include employees, business partners (such as suppliers and distributors), clients and consumers, regulators, and the communities in which they operate.
As a long-term shareholder on behalf of our clients, we find it helpful when companies disclose how they have identified their key stakeholders and considered their interests in business decision-making. In addition to understanding broader stakeholder relationships, BIS finds it helpful when companies discuss how they consider the needs of their workforce today, and the skills required for their future business strategy. We are also interested to understand how the board monitors and engages on these matters, given it is well positioned to ensure that the approach taken by management is informed by and aligns with the company’s strategy.
Companies should articulate how they address material adverse impacts that could arise from their business practices and affect critical relationships with their stakeholders. We encourage companies to implement, to the extent appropriate, monitoring processes (often referred to as due diligence) to identify and mitigate potential adverse impacts and grievance mechanisms to remediate any actual adverse material impacts. In our view, maintaining trust within these relationships can contribute to a company’s long-term success.
Other corporate governance matters and shareholder protections
In our view, shareholders have a right to material and timely information on the financial performance and viability of the companies in which they invest. In addition, companies should publish information on the governance structures in place and the rights of shareholders to influence these structures. The reporting and disclosure provided by companies help shareholders assess the effectiveness of the board’s oversight of management and whether investors’ economic interests have been protected. As a general principle, we believe shareholders should have the right to vote on key corporate governance matters, including changes to governance mechanisms, to submit proposals to the shareholders’ meeting, and to call special meetings of shareholders.
Corporate form
In our view, it is the responsibility of the board to determine the corporate form that is most appropriate given the company's purpose and business model.(17) Companies proposing to change their corporate form to a public benefit corporation or similar entity should put it to a shareholder vote if not already required to do so under applicable law. We appreciate when supporting documentation from companies or shareholder proponents proposing to alter the corporate form clearly explains how the interests of shareholders and different stakeholders would be impacted as well as the accountability and voting mechanisms that would be available to shareholders. We generally support management proposals if our analysis indicates that shareholders’ economic interests are adequately protected. Relevant shareholder proposals are evaluated on a case-by-case basis.

(16)
Given the growing awareness of the materiality of these issues for certain businesses, enhanced reporting on a company's natural capital dependencies and impacts would aid investors’ understanding. In our view, the final recommendations of the Taskforce on Nature-related Financial Disclosures (TNFD) may prove useful to some companies. We recognize that some companies may report using different standards, which may be required by regulation, or one of a number of other private sector standards. TNFD-aligned reporting is not a voting issue.
(17)
Corporate form refers to the legal structure by which a business is organized.
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Shareholder proposals
In most markets in which BlackRock invests on behalf of clients, shareholders have the right to submit proposals to be voted on at a company’s annual or extraordinary meeting, as long as eligibility and procedural requirements are met. The matters that we see put forward by shareholders address a wide range of topics, including governance reforms, capital management, and improvements in the management or disclosure of sustainability-related risks.
BlackRock is subject to legal and regulatory requirements in the U.S. that place restrictions and limitations on how BlackRock can interact with the companies in which we invest on behalf of our clients, including our ability to submit shareholder proposals. We can vote, on behalf of clients who authorize us to do so, on proposals put forth by others.
When assessing shareholder proposals, we evaluate each proposal on its merit, considering the company’s individual circumstances and maintaining a singular focus on the proposal’s implications for long-term financial value creation. BIS’ evaluation considers whether a shareholder proposal addresses a material risk that, if left unmanaged, may impact a company’s long-term performance. We look for consistency between the specific request formally made in the proposal, the supporting documentation, and the proponents’ other communications on the issues. We also assess the company’s practices and disclosures and the costs and benefits to the company of meeting the request made in the proposal. We take into consideration a company’s governance practices and disclosures against those of their peers.
In our experience, it is helpful when companies disclose the names of the proponent or organization that has submitted or advised on the proposal.
We would not support proposals that we believe would result in over-reaching into the basic business decisions of the company, are unduly prescriptive or constraining on management. We take into consideration the legal effect of the proposal, as shareholder proposals may be advisory or legally binding depending on the jurisdiction, while others may make requests that would be deemed illegal in a given jurisdiction.
BIS is likely to support shareholder proposals that request disclosures that help us, as long-term investors on behalf of our clients, better understand the material risks and opportunities companies face and how they are managing them, especially where this information is additive given the company’s existing disclosures. We may also support shareholder proposals that are focused on a material business risk that we agree needs to be addressed and the intended outcome is consistent with long-term financial value creation.
We recognize that some shareholder proposals bundle topics and/or specific requests. Further, the proponent’s supporting statement may refer to topics that are not directly related to the request made in the proposal. In voting on behalf of clients, we do not submit or edit proposals or the supporting statements – we must vote yes or no on the proposal as phrased by the proponent. Therefore, when we vote in support of a proposal, we are not necessarily endorsing every element of the proposal or the reasoning, objectives, or supporting statement of the proponent. We may support a proposal for different reasons from those put forth by the proponent, when we believe that, overall, it can advance our clients' long-term financial interests. We typically explain to the company our rationale for supporting such proposals.
Alternatively, or in addition, we may vote against the election of one or more directors if, in our assessment, the board has not responded sufficiently or with an appropriate sense of urgency to a material risk. We may also support a proposal if management is on track, but we believe that voting in favor might accelerate efforts to address a material risk.
BlackRock’s oversight of its investment stewardship activities
Oversight
BlackRock maintains advisory committees (Stewardship Advisory Committees), generally consisting of senior BlackRock index investment professionals and/or senior employees with practical boardroom experience. The Stewardship Advisory Committees review and advise on amendments to BIS regional proxy voting guidelines (the Guidelines). The advisory committees do not determine voting decisions, which are the responsibility of BIS.
In addition to the Stewardship Advisory Committees, the Investment Stewardship Global Oversight Committee (Global Oversight Committee) is a risk-focused committee, comprised of the Global Head of Investment Stewardship (Global Head), and senior BlackRock executives with legal, risk and other experience relevant to team oversight. The Global Committee does not determine voting decisions, which are the responsibility of BIS.
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The Global Head has primary oversight of the activities of BIS, including voting in accordance with the Guidelines, which require the application of professional judgment and consideration of each company’s unique circumstances. The Global Committee reviews and approves amendments to these Principles. The Global Committee also reviews and approves amendments to the regional Guidelines.
In addition, the Global Committee receives and reviews periodic reports regarding the votes cast by BIS, as well as updates on material process issues, procedural changes, and other risk oversight considerations. The Global Committee reviews these reports in an oversight capacity as informed by the Guidelines.
BIS carries out engagement with companies, executes proxy votes, and conducts vote operations (including maintaining records of votes cast) in a manner consistent with the relevant Guidelines. BIS also conducts research on corporate governance issues and participates in industry discussions to contribute to and keep abreast of important developments in the corporate governance field. BIS may utilize third parties for certain of the foregoing activities and performs oversight of those third parties. BIS may discuss complicated or particularly controversial matters with senior specialists internally, on an advisory basis, prior to making a voting decision.
Voting guidelines and vote execution
BlackRock votes on proxy issues when our clients authorize us to do so. We carefully consider proxies submitted to funds and other fiduciary account(s) (Fund or Funds) for which we have voting authority. BlackRock votes (or refrains from voting) proxies for each Fund for which we have voting authority based on our evaluation of the alignment of the voting items with the long-term economic interests of our clients, in the exercise of our independent business judgment, and without regard to the relationship of the issuer of the proxy (or any shareholder proponent or dissident shareholder) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates, or BlackRock employees (see “Conflicts management policies and procedures,” below).
When exercising voting rights, BIS will normally vote on specific proxy issues in accordance with the Guidelines for the relevant market, as well as the Principles. The voting guidelines published for each region/country in which we vote are intended to summarize BlackRock’s general philosophy and approach to issues that may commonly arise in the proxy voting context in each market where we invest. The Guidelines are not intended to be exhaustive. BIS applies the Guidelines on a case-by-case basis, in the context of the individual circumstances of each company and the specific issue under review. As such, the Guidelines do not indicate how BIS will vote in every instance. Rather, they reflect our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots. The Guidelines are reviewed annually and updated as necessary to reflect changes in market practices, developments in corporate governance and feedback from companies and clients. In this way, BIS aims to maintain policies that explain our approach to governance practices most aligned with clients’ long-term financial interests. BIS analysts may exercise their professional judgment in determining how to vote if they conclude that the Guidelines do not cover the specific matter raised by a ballot item or that an exception to the Guidelines would be in the long-term economic interests of BlackRock’s clients.
In certain markets, proxy voting involves logistical issues which can affect BIS’ ability to vote such proxies, as well as the desirability of voting such proxies. These issues include, but are not limited to: i) untimely notice of shareholder meetings; ii) restrictions on a foreigner’s ability to exercise votes; iii) requirements to vote proxies in person; iv) “share-blocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); v) potential difficulties in translating the proxy; vi) regulatory constraints; and vii) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions. We are not supportive of impediments to the exercise of voting rights such as share-blocking or overly burdensome administrative requirements.
BlackRock votes proxies in these situations on a “best-efforts” basis. In addition, BIS may determine that it is generally in the interests of BlackRock’s clients not to vote proxies (or not to vote our full allocation) if the costs (including but not limited to opportunity costs associated with share-blocking constraints) associated with exercising a vote are expected to outweigh the benefit the client would derive by voting on the proposal.
Voting Choice
BlackRock offers Voting Choice a program that provides eligible clients with more opportunities to participate in the proxy voting process where legally and operationally viable.
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Voting Choice is currently available for eligible clients invested in certain institutional pooled funds in the U.S., UK, Ireland, and Canada that utilize certain equity index investment strategies, as well as eligible clients in certain institutional pooled funds in the U.S., UK, and Canada that use systematic active equity (SAE) strategies. In addition, institutional clients in separately managed accounts (SMAs) continue to be eligible for BlackRock Voting Choice regardless of their investment strategies.(18) BlackRock also launched a U.S. Program to offer proxy voting to eligible shareholder accounts in a U.S. Fund.(19)
As a result, the shares attributed to BlackRock in company share registers may be voted differently depending on whether our clients have authorized BIS to vote on their behalf, have authorized BIS to vote in accordance with a third-party policy, or have elected to vote shares in accordance with their own policy. Our clients have greater control over proxy voting because of Voting Choice. BlackRock does not disclose client information, including a client’s selection of proxy policy, without client consent.
Conflicts management policies and procedures
BIS maintains policies and procedures that seek to prevent undue influence on BlackRock’s proxy voting activity. Such influence might stem from any relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates, a Fund or a Fund’s affiliates, or BlackRock employees. The following are examples of sources of perceived or potential conflicts of interest:
•
BlackRock clients who may be issuers of securities or proponents of shareholder resolutions
•
BlackRock business partners or third parties who may be issuers of securities or proponents of shareholder resolutions
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BlackRock employees who may sit on the boards of public companies held in Funds managed by BlackRock
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Significant BlackRock, Inc. investors who may be issuers of securities held in Funds managed by BlackRock
•
Securities of BlackRock, Inc. or BlackRock investment funds held in Funds managed by BlackRock
•
BlackRock, Inc. board members who serve as senior executives or directors of public companies held in Funds managed by BlackRock
BlackRock has taken certain steps to mitigate perceived or potential conflicts including, but not limited to, the following:
•
Adopted the Guidelines which are designed to advance our clients’ long-term economic interests in the companies in which BlackRock invests on their behalf
•
Established a reporting structure that separates BIS from employees with sales, vendor management, or business partnership roles. In addition, BlackRock seeks to ensure that all engagements with corporate issuers, dissident shareholders or shareholder proponents are managed consistently and without regard to BlackRock’s relationship with such parties. Clients or business partners are not given special treatment or differentiated access to BIS. BIS prioritizes engagements based on factors including, but not limited to, our need for additional information to make a voting decision or our view on the likelihood that an engagement could lead to positive outcome(s) over time for the economic value of the company. Within the normal course of business, BIS may engage directly with BlackRock clients, business partners and/or third parties, and/or with employees with sales, vendor management, or business partnership roles, in discussions regarding our approach to stewardship, general corporate governance matters, client reporting needs, and/or to otherwise ensure that proxy-related client service levels are met
•
Determined to engage, in certain instances, an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid potential conflicts of interest, to satisfy regulatory compliance requirements, or as may be otherwise required by applicable law. In such circumstances, the independent third-party voting service provider provides BlackRock with recommendations, in accordance with the Guidelines, as to how to vote such proxies. BlackRock uses an independent third-party voting service provider to make proxy voting recommendations for shares of BlackRock, Inc. and companies affiliated with BlackRock, Inc. BlackRock may also use an independent third-party voting service provider to make proxy voting recommendations for:
•
public companies that include BlackRock employees on their boards of directors

(18)
With Voting Choice, SMAs have the ability to select from a set of voting policies from third-party proxy advisers the policy that best aligns with their views and preferences. BlackRock can then use its proxy voting infrastructure to cast votes based on the client’s selected voting policy.
(19)
Read more about BlackRock Voting Choice on our website.
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•
public companies of which a BlackRock, Inc. board member serves as a senior executive or a member of the board of directors
•
public companies that are the subject of certain transactions involving BlackRock Funds
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public companies that are joint venture partners with BlackRock, and
•
public companies when legal or regulatory requirements compel BlackRock to use an independent third-party voting service provider
In selecting an independent third-party voting service provider, we assess several characteristics, including but not limited to: independence, an ability to analyze proxy issues and make recommendations in the economic interest of our clients in accordance with the Guidelines, reputation for reliability and integrity, and operational capacity to accurately deliver the assigned recommendations in a timely manner. We may engage more than one independent third-party voting service provider, in part to mitigate potential or perceived conflicts of interest at a single voting service provider. The Global Committee appoints and reviews the performance of the independent third-party voting service providers, generally on an annual basis.
Securities lending
When so authorized, BlackRock acts as a securities lending agent on behalf of Funds. Securities lending is a well-regulated practice that contributes to capital market efficiency. It also enables funds to generate additional returns while allowing fund providers to keep fund expenses lower.
With regard to the relationship between securities lending and proxy voting, BlackRock cannot vote shares on loan and may determine to recall them for voting, as guided by our fiduciary duty as an asset manager to our clients in helping them achieve their investment goals. While this has occurred in a limited number of cases, the decision to recall securities on loan as part of BlackRock’s securities lending program in order to vote is based on an evaluation of various factors that include, but are not limited to, assessing potential securities lending revenue alongside the potential long-term financial value to clients of voting those securities (based on the information available at the time of recall consideration).(20) BIS works with colleagues in the Securities Lending and Risk and Quantitative Analysis teams to evaluate the costs and benefits to clients of recalling shares on loan.
In almost all instances, BlackRock anticipates that the potential long-term financial value to the Fund of voting shares would be less than the potential revenue the loan may provide the Fund. However, in certain instances, BlackRock may determine, in our independent business judgment as a fiduciary, that the value of voting outweighs the securities lending revenue loss to clients and would therefore recall shares to be voted in those instances.
Periodically, BlackRock reviews our process for determining whether to recall securities on loan in order to vote and may modify it as necessary.
Reporting and vote transparency
We are committed to transparency in the stewardship work we do on behalf of clients. We inform clients about our engagement and voting policies and activities through direct communication and through disclosure on our website. Additionally, we make public our regional proxy voting guidelines for the benefit of clients and the companies in which we invest on their behalf. We also publish commentaries to share our perspective on market developments and emerging key themes.
At a more granular level, on a quarterly basis, we publish our vote record for each company that held a shareholder meeting during the period, showing how BIS voted on each proposal and providing our rationale for any votes against management proposals and on shareholder proposals. For shareholder meetings where a vote might be high profile or of significant

(20)
Recalling securities on loan can be impacted by the timing of record dates. In the U.S., for example, the record date of a shareholder meeting typically falls before the proxy statements are released. Accordingly, it is not practicable to evaluate a proxy statement, determine that a vote has a material impact on a fund and recall any shares on loan in advance of the record date for the annual meeting. As a result, managers must weigh independent business judgement as a fiduciary, the benefit to a fund’s shareholders of recalling loaned shares in advance of an estimated record date without knowing whether there will be a vote on matters which have a material impact on the fund (thereby forgoing potential securities lending revenue for the fund’s shareholders) or leaving shares on loan to potentially earn revenue for the fund (thereby forgoing the opportunity to vote).
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interest to clients, we may publish a vote bulletin after the meeting, disclosing and explaining our vote on key proposals. We also publish a quarterly list of all companies with which we engaged and the key topics addressed in the engagement meeting.
In this way, we help inform our clients about the work we do on their behalf in promoting the governance and business practices that support durable, long-term financial value creation by companies.
Want to know more?
blackrock.com/stewardship | contactstewardship@blackrock.com
This document is provided for information and educational purposes only. Investing involves risk, including the loss of principal.
Prepared by BlackRock, Inc.
©2024 BlackRock, Inc. All rights reserved. BLACKROCK is a trademark of BlackRock, Inc., or its subsidiaries in the United States and elsewhere. All other trademarks are those of their respective owners.
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BlackRock Investment Stewardship
Climate and Decarbonization Stewardship Guidelines
Published July 2024
BlackRock climate and decarbonization stewardship guidelines
Introduction to BlackRock Investment Stewardship
BlackRock’s clients depend on us to help them meet their varied investment goals. We consider it one of our responsibilities to be an informed, engaged shareholder on their behalf, given the business decisions that companies make have a direct impact on our clients’ long-term investment outcomes and financial well-being. BlackRock Investment Stewardship (BIS) is a dedicated function within BlackRock, which serves as a link between BlackRock’s clients and the companies we invest in on their behalf. BIS takes a long-term approach in our stewardship efforts, reflecting the investment horizons of the majority of our clients. BIS does this through:
1.
Engaging with companies in a two-way dialogue to build our understanding of a company’s practices and inform our voting decisions.
2.
Voting at shareholder meetings on management and shareholder proposals on behalf of clients who have delegated voting authority to BlackRock.
3.
Contributing to industry dialogue on stewardship to share our perspectives on matters that may impact our clients’ investments.
4.
Reporting on our activities to inform clients about our stewardship efforts on their behalf through a range of publications and direct reporting.
Stewardship for clients with investment objectives relating to the low-carbon transition
BlackRock offers a wide range of investment products and funds to support our clients’ unique and varied investment objectives, and in February 2024, BlackRock announced it would be launching a new decarbonization stewardship option for those clients who explicitly direct BlackRock to invest their assets with decarbonization investment objectives. An increasing number of clients are seeking to minimize the financial risk, and maximize the financial opportunities, associated with the transition to a low-carbon economy, and thus are interested in sustainable and transition investing, with some including decarbonization as an investment objective in their mandates with BlackRock. In Europe for example, all of our largest, strategic relationship clients have net zero commitments for their organizations, and globally a growing number have made similar commitments, which those clients believe, will shape financial opportunities in the transition to a low-carbon economy. A survey of 200 institutional investors globally, representing nearly $9tn in assets under management, indicated that 98% of them have set some kind of transition investment objective for their portfolios.
These guidelines set out BIS’ approach to voting at companies’ shareholder meetings on behalf of funds with explicit decarbonization or climate-related investment objectives, and, when appropriate, engagement with corporate leadership to support our voting on clients’ behalf. In addition, clients in separately managed accounts may instruct BlackRock to apply these guidelines to their holdings. Both in the case of funds and separately managed accounts, these guidelines are only implemented upon explicit selection and approval by the applicable fund board or client.
These guidelines should be read in conjunction with BIS’ benchmark policies and are focused on matters related to climate risks and the transition to a low-carbon economy at companies that are held by funds and clients who have selected these guidelines. These guidelines differ from the benchmark policies in that they consider, in addition to financial considerations and consistent with the investment objective of each fund or account that has selected these guidelines, the alignment of companies’ business model and strategies with the financial opportunities presented by the transition to a low-carbon economy and the more ambitious goal of the Paris Agreement, namely to limit average temperature rise to 1.5°C above pre-industrial levels.
These guidelines will apply to companies which produce goods and services that contribute to real world decarbonization or have a carbon intensive business model and face outsized impacts from the low-carbon transition, based on reported and estimated scopes 1, 2, and 3 greenhouse gas emissions. We estimate these companies represent the vast majority of the
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value chain emissions of the companies held by funds and clients that have selected these guidelines. For all other companies held by these funds and clients, BIS’ benchmark voting guidelines apply.
On other matters not related to climate risks and the transition to a low-carbon economy, BIS will apply our benchmark policies.
For clients who have not directed BlackRock to prioritize climate risks and decarbonization as an investment objective, BIS will continue to undertake our stewardship responsibilities in line with our benchmark policies, with a sole focus on advancing those clients’ long-term economic interests. This will include consideration of climate-related risks and opportunities in a company’s business model, where material to the company’s ability to deliver long-term financial returns.
Please see appendix 2, which sets out the key differences between the BIS benchmark and decarbonization policies on items related to climate risk and the transition to a low-carbon economy.
Understanding the investment implications of the transition to a low-carbon economy
Research from the BlackRock Investment Institute (BII) highlights that changing government policy, technology, and consumer and investor preferences are driving the transition to a low-carbon economy, but these forces are moving at uneven speeds across sectors and regions. For example—some technologies like renewable power are already being deployed at scale in some regions, while in other sectors and regions less cost-effective low-carbon alternatives exist. We have heard from certain clients that they see the low-carbon transition as a series of shifts over decades that will reshape production and consumption, spur significant capital investment and create risks, opportunities and a wider range of financial and competitive outcomes for companies.
For clients interested in investing in the transition to a low-carbon economy and understanding its corresponding risks and opportunities, we have developed the BlackRock Investment Institute Transition Scenario (BIITS), powered by Aladdin® technology. BIITS is a research-based, analytical forecast of how the low-carbon transition is most likely to play out based on what we know and expect today. It can help inform a top-down assessment of a company’s business risk arising from the transition. BII based its key assumptions on rigorous research, and the input of BlackRock’s portfolio managers and other experts.
For client assets with explicit investment objectives related to the transition to a low-carbon economy, BIS will draw on the insights generated by BIITS and Aladdin® Climate, as well as our own analysis and engagement, in applying these guidelines. In doing so, we will take into consideration the fact that the necessary data to assess individual companies currently has limitations, but is improving as a result of disclosure requirements in an increasing number of jurisdictions.
Decarbonization stewardship guidelines design principles
The framework of these guidelines is designed to:
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Prioritize sectors and companies that are critical to the transition to a low-carbon economy: This includes companies which produce goods and services that contribute to real world decarbonization or have a carbon intensive business model and face outsized impacts from the low-carbon transition.
•
Apply a sectoral approach to our analysis that acknowledges the unevenness of the low-carbon transition across sectors and markets: We take into consideration the varying speeds at which sectors and markets can decarbonize based on technological feasibility, consumer demand, government policy, regulatory frameworks and other factors. Further, we recognize that these factors are uncertain and dynamic, which will require that we evolve our approach as necessary.
•
Take a long-term, pragmatic approach that favors a transition that minimizes disruption to companies and their key stakeholders: Our approach recognizes the challenges that many companies face in adapting their business models. It is premised on the views of interested clients that a transition where companies adapt and continue to deliver financial returns throughout, is a better long-term investment outcome for them, and less disruptive to a company’s other key stakeholders, than a transition that is uneven. Further, we consider the differences between the actions and outcomes over which company management has influence, and those it does not.
•
Focus on useful, contextualized disclosures that help inform investors views, while recognizing data limitations: The policy will seek disclosures that outline key milestones and dependencies underpinning the company’s low-carbon transition strategy; explain the trade-offs required to adapt the business model; and include relevant data and narrative.
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•
Be consistent with our position as a minority investor on behalf of our clients: The boards and executive leadership of companies determine a company’s strategy and its implementation. We make decisions on how to engage companies and vote proxies independently, based on our professional judgment of the priorities and outcomes most aligned with clients’ investment objectives.
Voting guidelines
Consistent with the investment objective of each fund or client that has selected these guidelines, BIS will look to companies to demonstrate the following:
Corporate Disclosures
In the context of these guidelines, we look for companies to provide sufficient corporate disclosure to allow us to determine the extent to which decarbonization and the low-carbon transition are strategic priorities. As a general point, we would expect companies that have disclosed their aim to participate in the transition to a low-carbon economy to make disclosures that help explain the strategy and governance systems they have determined most appropriate, which may include:
(1)
a low-carbon transition strategy to demonstrate their alignment with the ambition to limit global average temperature rise to 1.5°C above pre-industrial levels. This would normally mean that they have a long-term strategy to achieve net-zero greenhouse gas (GHG) emissions by 2050, with appropriate near- and medium-term milestones to assess their progress.
(2)
low-carbon transition-related reporting consistent with the standards developed by the International Sustainability Standards Board (ISSB). IFRS S1 addresses the general requirements of sustainability reporting and IFRS S2 sets out the disclosures that would provide investors with decision-useful information about a company’s most significant climate- and low-carbon transition-related risks and opportunities. As audit and assurance standards are developed, it would be helpful to investors’ confidence in such disclosures for companies to seek independent, third-party assurance.
(3)
scope 1 and scope 2, and material scope 3 GHG emissions. In addition, we look to companies to disclose their reduction targets for scope 1 and 2 emissions, science-based where possible. We welcome disclosure of targets or indicative goals, where companies have set them, for scope 3 emissions reductions, recognizing that these would be provided on a ‘best efforts’ basis given the methodological challenges these currently present for reporters. Scope 3 information, including how a company is working with its value chain to accelerate reductions in GHG intensity, provides useful insight to investors focused on investing in the low-carbon transition and understanding the impact of their investments on their decarbonization goals. However, we recognize that companies have varying ability to influence the emissions across the different parts of their value chain and it is helpful when disclosures explain the implications for the achievement of their decarbonization targets.
Transition plans
Some companies have published a transition plan that explains how the company intends to implement its low-carbon transition strategy by, as defined by the ISSB, “lay[ing] out the entity’s targets, actions or resources for its transition towards a lower-carbon economy, including actions such as reducing its greenhouse gas emissions” (see appendix 1).
We note the work being undertaken in a number of jurisdictions on establishing a common approach in a market to corporate transition plans. Given this work continues, for the near-term, BIS will not make preparation and production of transition plans a voting issue. BIS may engage companies that have chosen to publish a transition plan to understand their planned actions and resource implications in accordance with anticipated requirements.
Boards and directors
An effective and well-functioning board that has appropriate governance structures to facilitate oversight of a company's management and strategic initiatives is critical to the company’s ability to deliver on its low-carbon transition strategy.
In assessing the role and effectiveness of the board in this regard, we seek to understand whether:
•
The board has clear oversight responsibilities for climate and low-carbon transition-related risks and opportunities in the company’s business model. We consider the whole board to have responsibility for oversight of the company’s long-term strategy, including those aspects related to the transition to a low-carbon economy.
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•
Management has established a robust low-carbon transition framework and long-term strategy, with clear accountability for delivery by senior executives.
•
The capital management strategy explains how the company allocates investments to (traditional and next generation) business lines and innovation, and returns cash to shareholders, consistent with the low-carbon transition strategy.
•
The climate and low-carbon transition risks most likely to significantly impact the business are integrated into the company’s enterprise risk management processes and reporting.
•
The company has set scope 1 & 2 GHG emissions reduction targets, science-based and independently verified where possible, against a baseline, that are consistent with the ambition to limit average temperature rise to no more than 1.5°C above pre-industrial levels.
•
There is a clear link between the company’s scope 1 & 2 GHG emissions reduction targets over time and its long-term low-carbon transition strategy.
•
The company is monitoring its material scope 3 emissions and disclosing these where it is confident in the data. Given forthcoming regulatory requirements in certain jurisdictions, some companies are voluntarily disclosing scope 3 emissions reductions targets and plans, setting out how they are working on decarbonization with the different constituents in their value chain.
•
The board oversees, and management has a formalized approach to, the company’s lobbying activities, including trade association memberships. Policy engagement should be consistent with a company’s stated strategic policy objectives, including those related to the low-carbon transition.
Voting against directors over concerns about climate risk
In implementing these guidelines, BIS will generally support non-executive directors standing for election where, in BIS’ assessment based on company disclosures and engagement, a company is executing on its commitment to align with the transition to a low-carbon economy, as defined above. Where BIS determines this is not the case, we may vote against the election of one or more directors who have responsibility for the issue. The directors most likely to be in focus are the chair of the board sub-committee with low-carbon transition, climate or sustainability risk oversight responsibilities, other members of the relevant committee, the lead independent director or the non-executive chair of the board. In certain markets, we may withhold support for the discharge of the supervisory board or equivalent.
Where we have not supported director elections over climate concerns in a prior year, and the company has not subsequently made progress towards aligning with the transition to a low-carbon economy, we may escalate by voting against the re-election of additional responsible directors to signal our heightened concerns.
Management proposals to approve a climate strategy or progress report
In certain markets, company management may submit proposals asking shareholders to approve their climate action plans or progress reports, sometimes known as “Say on Climate.” BIS will generally support management’s climate strategy proposal if, in our assessment based on these guidelines, the strategy is aligned with the low-carbon transition. Similarly, we will generally support management’s proposal on a progress report if the company has clearly explained its progress against, and any deviations from or changes to, its stated transition plan and targets.
Shareholder proposals on climate and low-carbon transition matters
Shareholder proposals on a company’s approach to the low-carbon transition or climate risk will be considered on their merit. Our assessment will take into consideration the implications for, and the relevance to, the company’s stated low-carbon transition strategy and targets. We may support shareholder proposals that, for example, ask a company to:
•
Publish a business plan, and related disclosures, consistent with the ambition to limit average temperature rise to no more than 1.5°C above pre-industrial levels
•
Align their scope 1 and 2 GHG emissions reduction targets to, and/or discuss how their targets align with, a long-term goal of the company achieving net zero GHG emissions by 2050
•
Disclose the categories of scope 3 GHG emissions most material to a company’s business model
•
Improve disclosures on how a company’s climate-related lobbying (including trade association memberships and other indirect lobbying) is aligned with its strategic policy positions.
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We would not support shareholder proposals that seek to constrain board or management decision-making or direct specific business or strategic decisions. This includes proposals that seek to change a company’s articles of association or charter to require commitments or actions related to climate risk or the low-carbon transition.
Related matters
There are other business items not covered above that may be put to a shareholder vote that could address matters relevant to the transition to a low-carbon economy. Under these guidelines, BIS is most likely to engage, where appropriate, if we seek to enhance our understanding of a company’s approach. Generally, our voting on these matters would be covered by BIS’ benchmark guidelines.
Executive compensation
We look to company boards to put in place a compensation structure that incentivizes and rewards executives appropriately. Some companies, in light of their long-term strategy, may decide to include relevant GHG emissions reduction targets or low-carbon transition-related metrics in their incentive plans. In such cases, BIS would engage to understand the alignment between those metrics and the company’s stated climate strategy.
Auditors and audit-related issues
For companies with material climate or transition risks or opportunities in their business models, BIS is interested to understand whether the company considers and, if relevant, quantifies, and accounts for material climate-related risks in its financial statements, including if the company explains such risks within the context of its audit report. We note that work is being undertaken to develop audit and assurance standards in relation to climate and transition reporting, which may impact the future reporting requirements of companies. We note that assurance of corporate disclosures related to climate risk and the transition to a low-carbon economy is still nascent.
Mergers, acquisitions, asset sales, and other special situations
Special situations will be considered on their financial merits, but BIS may engage on climate-related factors under these guidelines where a transaction may significantly alter a company’s climate strategy or a shareholder activist has proposed governance, strategic or operational changes that may impact its climate strategy. BIS does not promote changes in corporate control, nor does it invoke formal governance mechanisms that rise to the level of shareholder activism.
Other business relevant sustainability-related risks and opportunities
Climate risk and the transition to a low-carbon economy are interconnected with a number of other sustainability-related risks and opportunities that may be relevant to a company’s business model and long-term performance. These include a company’s impacts or dependencies on natural capital and key stakeholders. In the context of these guidelines, we may engage companies to better understand how they are managing the impact on people (e.g., employees, suppliers, customers and communities) of any strategic or operational changes they are making in relation to their transition to a low-carbon economy. Similarly, we may engage companies that face risks and opportunities related to land use and deforestation, access to fresh water, or the ability to secure scarce resources critical to the transition to a low-carbon economy.
Appendix 1
Terminology
We understand the key concepts referred to within these guidelines as follows:
Climate risk: Includes physical risk, the increased risk to companies’ assets and activities caused by the direct impact of changing weather patterns and natural catastrophes, and transition risk, the impact of the transition to a low-carbon economy on a company’s long-term profitability.
Transition to a low-carbon economy (“low-carbon transition”): The global economic shift toward lower emissions across many sectors and business models. The economic transformation is being driven by changes in government policy, technology, and consumer and investor preferences, as well as the physical effects of climate change (e.g., extreme weather), and can potentially have a material impact on clients’ investments and portfolios.
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Decarbonization: the process of reducing or eliminating emissions of carbon dioxide (CO2) from human activity and removing carbon currently in the atmosphere. This can be carried out by countries, companies and even individual consumers. Sometimes the concept is understood to include the reduction and elimination of other GHG, e.g., methane.
Climate-related risks and opportunities: The investment opportunities and risks associated with the transition to a low-carbon economy, including transition risks and opportunities and physical risks and opportunities in adapting to physical climate change.
Climate-related transition plan: “An aspect of an entity’s overall strategy that lays out the entity’s targets, actions or resources for its transition towards a lower-carbon economy, including actions such as reducing its greenhouse gas emissions.”
Science-based GHG emissions reduction targets: Targets that “…are in line with what the latest climate science deems necessary to meet the goals of the Paris Agreement – limiting global warming to 1.5°C above pre-industrial levels. Science-based targets give companies a clearly defined path to reduce greenhouse gas emissions in line with limiting global warming to 1.5°C. They define how much and how quickly a business must reduce its emissions to be in line with the Paris Agreement goals.”
Appendix 2
Comparison of key differences between how the BIS benchmark considers climate-related risks, where appropriate, and the decarbonization guidelines
	BIS Benchmark Policy	Decarbonization Policy
Key concepts
Focuses on financial performance and
engages companies on climate and
transition topics when material to their
business Prioritizes the disclosure of how a
company is managing material climate and
transition-related risks and opportunities

Considers both financial performance and
decarbonization objectives consistent with
funds' and clients' investment objectives
Assesses the alignment of a company's
business model with the ambition to limit
global average temperature rise to 1.5°C
above pre-industrial levels

Prioritized companies for climate-related engagement	Largest Scope 1 and 2 GHG emitters	Largest total value chain GHG emitters (Scope 1, 2, & 3)
Emissions reporting	Seeks reporting of Scope 1 & 2	Seeks reporting of Scope 1, 2 and material 3
Emissions targets & decarbonization efforts	Seeks the disclosure of Scope 1 & 2 targets	Seeks Scope 1 & 2 targets and assesses decarbonization efforts
Temperature & scenario alignment / pathways	Seeks disclosure from companies that identifies and discusses the most plausible decarbonization pathway	Assesses temperature and scenario alignment/pathways to 1.5°C degrees
Science-based targets commitments & verifications	Engagement topic but not vote escalation criteria	Seeks science-based targets and verifications where possible; may take voting action where absent
Company’s role in the transition	Engagement topic but not vote escalation criteria	Assesses activities benefitting from and/or contributing to the transition to a low- carbon economy
Shareholder proposals	Case-by-case approach with focus on implications for long-term financial value creation No support for shareholder proposals that seek to direct management strategy	Case-by-case approach with further consideration given to decarbonization objectives in addition to financial performance No support for shareholder proposals that seek to direct management strategy
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Prepared by BlackRock, Inc.
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IS-SAI-07-1125

iShares® Trust
Statement of Additional Information
Dated November 28, 2025
This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the current prospectuses (each, a “Prospectus” and collectively, the “Prospectuses”) for the following series of iShares Trust (the “Trust”):

Funds	Ticker	Listing Exchange
iShares Breakthrough Environmental Solutions ETF	ETEC	Nasdaq
iShares Core MSCI EAFE ETF	IEFA	Cboe BZX
iShares Core MSCI International Developed Markets ETF	IDEV	NYSE Arca
iShares Core MSCI Total International Stock ETF	IXUS	Nasdaq
iShares Cybersecurity and Tech ETF	IHAK	NYSE Arca
iShares Energy Storage & Materials ETF	IBAT	Nasdaq
iShares Future Exponential Technologies ETF	XT	Nasdaq
iShares Genomics Immunology and Healthcare ETF	IDNA	NYSE Arca
iShares Global Equity Factor ETF	GLOF	NYSE Arca
iShares Low Carbon Optimized MSCI ACWI ETF	CRBN	NYSE Arca
iShares MSCI ACWI ETF	ACWI	Nasdaq
iShares MSCI ACWI ex U.S. ETF	ACWX	Nasdaq
iShares MSCI All Country Asia ex Japan ETF	AAXJ	Nasdaq
iShares MSCI China A ETF	CNYA	Cboe BZX
iShares Neuroscience and Healthcare ETF	IBRN	NYSE Arca
iShares Self-Driving EV and Tech ETF	IDRV	NYSE Arca
The Prospectuses for the above-listed funds (each, a “Fund” and collectively, the “Funds”) are dated November 28, 2025, as amended and supplemented from time to time. Capitalized terms used herein that are not defined have the same meaning as in the applicable Prospectus, unless otherwise noted. The Financial Statements and Notes contained in the Annual Report or Semi-Annual Report of the Trust for the Fund are incorporated by reference into and are deemed to be part of this SAI. A copy of each Fund's Prospectus, Annual Report and Semi-Annual Report may be obtained without charge by writing to the Trust's distributor, BlackRock Investments, LLC (the “Distributor” or “BRIL”), 1 University Square Drive, Princeton, NJ 08540, calling 1-800-iShares (1-800-474-2737) or visiting www.iShares.com. Each Fund's Prospectus is incorporated by reference into this SAI.
References to the Investment Company Act of 1940, as amended (the “Investment Company Act” or the “1940 Act”), or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the Securities and Exchange Commission (the “SEC”), SEC staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no action or other relief or permission from the SEC, SEC staff or other authority.
iShares® and BlackRock® are registered trademarks of BlackRock Fund Advisors and its affiliates.
ICE® is a registered trademark of Intercontinental Exchange, Inc. or its affiliates.

i

v

General Description of the Trust and its Funds
The Trust currently consists of more than 355 investment series or portfolios. The Trust was organized as a Delaware statutory trust on December 16, 1999 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company registered with the SEC under the 1940 Act. The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “1933 Act”). This SAI relates to the following Funds:
•
iShares Breakthrough Environmental Solutions ETF
•
iShares Core MSCI EAFE ETF
•
iShares Core MSCI International Developed Markets ETF
•
iShares Core MSCI Total International Stock ETF
•
iShares Cybersecurity and Tech ETF
•
iShares Energy Storage & Materials ETF
•
iShares Future Exponential Technologies ETF1
•
iShares Genomics Immunology and Healthcare ETF
•
iShares Global Equity Factor ETF
•
iShares Low Carbon Optimized MSCI ACWI ETF2
•
iShares MSCI ACWI ETF
•
iShares MSCI ACWI ex U.S. ETF
•
iShares MSCI All Country Asia ex Japan ETF
•
iShares MSCI China A ETF
•
iShares Neuroscience and Healthcare ETF
•
iShares Self-Driving EV and Tech ETF

1.
On September 22, 2025, the name of the Fund changed from the iShares Exponential Technologies ETF to the iShares Future Exponential Technologies ETF.
2.
On November 25, 2025, the name of the Fund changed from the iShares MSCI ACWI Low Carbon Target ETF to the iShares Low Carbon Optimized MSCI ACWI ETF.
Each Fund is managed by BlackRock Fund Advisors (“BFA”), an indirect majority-owned subsidiary of BlackRock, Inc., and generally seeks to track the investment results of the specific benchmark index identified in the applicable Prospectus for that Fund (each, an “Underlying Index”).
Each Fund offers and issues shares at their net asset value per share (“NAV”) only in aggregations of a specified number of shares (each, a “Creation Unit”), generally in exchange for a designated portfolio of securities, assets or other positions (including any portion of such securities for which cash may be substituted) included in its Underlying Index (the “Deposit Securities” or “Creation Basket”), together with the deposit of a specified cash payment (the “Cash Component”). Shares of the Funds are listed for trading on national securities exchanges (a “Listing Exchange”) such as Cboe BZX Exchange, Inc. (“Cboe BZX”), The Nasdaq Stock Market LLC (“Nasdaq”) or NYSE Arca, Inc. (“NYSE Arca”). Shares of each Fund are traded in the secondary market and elsewhere at market prices that may be at, above or below the Fund's NAV. Shares are redeemable only in Creation Units by Authorized Participants (as defined in the Creation and Redemption of Creation Units-Role of the Authorized Participant section of this SAI) and, generally, in exchange for portfolio securities and a Cash Amount (as defined in the Redemption of Creation Units section of this SAI) (other than the iShares MSCI China A ETF, which currently redeems Creation Units of its shares solely for cash). Creation Units typically are a specified number of shares, generally ranging from 40,000 to 200,000 or multiples thereof.
The Trust reserves the right to permit or require that creations and redemptions of shares are effected fully or partially in cash and reserves the right to permit or require the substitution of Deposit Securities in lieu of cash. Shares may be issued in advance of receipt of Deposit Securities, subject to various conditions, including a requirement that the Authorized
1

Participant maintain collateral with the Trust as set forth in the handbook for Authorized Participants. The Trust may use such collateral at any time to purchase Deposit Securities. See the Creation and Redemption of Creation Units section of this SAI. Transaction fees and other costs associated with creations or redemptions that include a cash portion may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.
Exchange Listing and Trading
A discussion of exchange listing and trading matters associated with an investment in each Fund is contained in the Shareholder Information section of each Fund's Prospectus. The discussion below supplements, and should be read in conjunction with, that section of the applicable Prospectus.
Shares of each Fund are listed for trading, and trade throughout the day, on the Listing Exchange and in other secondary markets. Shares of each Fund may also be listed on certain non-U.S. exchanges. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of shares of any Fund will continue to be met. The Listing Exchange may, but is not required to, remove the shares of a Fund from listing if, among other things: (i) following the initial 12-month period beginning upon the commencement of trading of Fund shares, there are fewer than 50 record and/or beneficial owners of shares of a Fund; (ii) a Fund is no longer eligible to operate in reliance on Rule 6c-11 under the Investment Company Act; (iii) any of the other listing requirements are not continuously maintained; or (iv) any event shall occur or condition shall exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. The Listing Exchange will also remove shares of a Fund from listing and trading upon termination of the Fund.
As in the case of other publicly-traded securities, when you buy or sell shares of a Fund through a broker, you may incur a brokerage commission determined by that broker, as well as other charges.
The Trust reserves the right to adjust the share price of the Funds in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Funds or an investor's equity interest in the Funds.
Investment Strategies and Risks
Each of the iShares Breakthrough Environmental Solutions ETF, iShares Core MSCI EAFE ETF, iShares Core MSCI International Developed Markets ETF, iShares Core MSCI Total International Stock ETF, iShares Cybersecurity and Tech ETF, iShares Energy Storage & Materials ETF, iShares Future Exponential Technologies ETF, iShares Genomics Immunology and Healthcare ETF, iShares Global Equity Factor ETF, iShares Low Carbon Optimized MSCI ACWI ETF, iShares MSCI ACWI ETF, iShares MSCI ACWI ex U.S. ETF, iShares MSCI All Country Asia ex Japan ETF, iShares MSCI China A ETF, iShares Neuroscience and Healthcare ETF and iShares Self-Driving EV and Tech ETF seeks to achieve its objective by investing primarily in securities issued by issuers that compose its relevant Underlying Index and in investments that provide substantially similar exposure to securities in the Underlying Index.
Each Fund operates as an index fund and is not actively managed. Adverse performance of a security in a Fund’s portfolio will ordinarily not result in the elimination of the security from the Fund’s portfolio.
Each Fund engages in representative sampling, which is investing in a sample of securities selected by BFA to have a collective investment profile similar to that of the Fund's Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the Fund’s Underlying Index. A fund that uses representative sampling generally does not hold all of the securities that are in its underlying index.
Although the Funds do not seek leveraged returns, certain instruments used by the Funds may have a leveraging effect as described below.
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Borrowing.  Each Fund may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions. The iShares Breakthrough Environmental Solutions ETF, iShares Core MSCI Total International Stock ETF, iShares Cybersecurity and Tech ETF, iShares Energy Storage & Materials ETF, iShares Future Exponential Technologies ETF, iShares Genomics Immunology and Healthcare ETF, iShares Global Equity Factor ETF, iShares Low Carbon Optimized MSCI ACWI ETF, iShares MSCI ACWI ETF, iShares MSCI ACWI ex U.S. ETF, iShares MSCI All Country Asia ex Japan ETF, iShares MSCI China A ETF and iShares Self-Driving EV and Tech ETF, along with certain other iShares funds, have entered into a syndicated line of credit with the Bank of New York Mellon (“BNY”), which serves as administrative agent for itself and the other banks. The syndicated line of credit may be used for temporary or emergency purposes, including redemption, settlement of trades and rebalancing of portfolio holdings.
Interest rates related to the syndicated line of credit are based on the Secured Overnight Financing Rate (“SOFR”) published by the Federal Reserve Bank of New York plus a spread. Pursuant to the terms of the credit agreement, if SOFR were to cease being published or representative, it would be replaced by a rate based on an alternate benchmark selected by BNY.
The purchase of securities while borrowings are outstanding may have the effect of leveraging a Fund. The incurrence of leverage increases a Fund’s exposure to risk, and borrowed funds are subject to interest costs that will reduce net income. Purchasing securities while borrowings are outstanding creates special risks, such as the potential for greater volatility in the NAV of Fund shares and in the yield on a Fund’s portfolio. In addition, the interest expenses from borrowings may exceed the income generated by a Fund’s portfolio and, therefore, the amount available (if any) for distribution to shareholders as dividends may be reduced. BFA may determine to maintain outstanding borrowings if it expects that the benefits to a Fund’s shareholders will outweigh the current reduced return.
Certain types of borrowings by a Fund must be made from a bank or may result in a Fund being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is not anticipated that observance of such covenants would impede BFA’s management of a Fund’s portfolio in accordance with a Fund’s investment objectives and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require a Fund to dispose of portfolio investments at a time when it may be disadvantageous to do so.
Currency Transactions.  A currency forward contract is an over-the-counter (“OTC”) obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days greater than two days from the date on which the contract is agreed upon by the parties, at a price set at the time of the contract. A non-deliverable currency forward is an OTC currency forward settled in a specified currency, on a specified date, based on the difference between the agreed-upon exchange rate and the market exchange rate. A currency futures contract is a contract that trades on an organized futures exchange involving an obligation to deliver or acquire a specified amount of a specific currency, at a specified price and at a specified future time. Currency futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency. Each Fund does not expect to engage in currency transactions for the purpose of hedging against declines in the value of each Fund's assets that are denominated in a non-U.S. currency. A Fund may enter into non-U.S. currency forward and non-U.S. currency futures transactions to facilitate local securities settlements or to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes.
Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected may be highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, counterparty risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in non-U.S. currency. If BFA utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of the Fund's return with the performance of the Underlying Index and may lower a Fund’s return. A Fund could experience losses if the value of its currency forwards, options or futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market or otherwise. In addition, a Fund could incur transaction costs, including trading commissions, in connection with certain non-U.S. currency transactions.
Diversification Status.  The following table sets forth the diversification status of each Fund:
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Diversified Funds	Non-Diversified Funds
iShares Core MSCI EAFE ETF	iShares Breakthrough Environmental Solutions ETF
iShares Core MSCI International Developed Markets ETF	iShares Cybersecurity and Tech ETF
iShares Core MSCI Total International Stock ETF	iShares Energy Storage & Materials ETF
iShares Future Exponential Technologies ETF	iShares Genomics Immunology and Healthcare ETF
iShares Global Equity Factor ETF	iShares Self-Driving EV and Tech ETF
iShares Low Carbon Optimized MSCI ACWI ETF
iShares MSCI ACWI ETF
iShares MSCI ACWI ex U.S. ETF
iShares MSCI All Country Asia ex Japan ETF*
iShares MSCI China A ETF
iShares Neuroscience and Healthcare ETF

* The iShares MSCI All Country Asia ex Japan ETF intends to be diversified in approximately the same proportion as its Underlying Index is diversified. The iShares MSCI All Country Asia ex Japan ETF may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its Underlying Index. Shareholder approval will not be sought if the iShares MSCI All Country Asia ex Japan ETF crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of one or more constituents of its Underlying Index. The Funds disclose their portfolio holdings and weightings at www.iShares.com.
A fund classified as “diversified” under the 1940 Act may not purchase securities of an issuer (other than (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and (ii) securities of other investment companies) if, with respect to 75% of its total assets, (a) more than 5% of the fund’s total assets would be invested in securities of that issuer or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer. With respect to the remaining 25% of its total assets, the fund may invest more than 5% of its assets in one issuer. Under the 1940 Act, a fund cannot change its classification from diversified to non-diversified without shareholder approval. However, while the iShares MSCI All Country Asia ex Japan ETF is classified as “diversified,” under applicable no-action relief from the SEC staff, the fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its Underlying Index and such a change does not require shareholder approval.
 A “non-diversified” fund is a fund that is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may constitute a significant percentage of the underlying index of such a fund and, consequently, the fund’s investment portfolio. This may adversely affect a fund’s performance or subject the fund’s shares to greater price volatility than that experienced by more diversified investment companies.
Each Fund (whether diversified or non-diversified) intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a regulated investment company (“RIC”) for purposes of the U.S. Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and to relieve the Fund of any liability for U.S. federal income tax to the extent that its earnings are distributed to shareholders, provided that the Fund satisfies a minimum distribution requirement. Compliance with the diversification requirements of the Internal Revenue Code may limit the investment flexibility of the Funds and may make it less likely that the Funds will meet their respective investment objectives.
Futures, Options on Futures and Securities Options.  Futures contracts, options on futures and securities options may be used by a Fund to simulate investment in its Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund may enter into futures contracts and options on futures that are traded on a U.S. or non-U.S. futures exchange. Each Fund will not use futures, options on futures or securities options for speculative purposes. Each Fund intends to use futures and options on futures in accordance with Rule 4.5 of the Commodity Futures Trading Commission (the “CFTC”) promulgated under the Commodity Exchange Act (“CEA”). BFA, with respect to certain Funds, has claimed an exclusion from the definition
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of the term “commodity pool operator” in accordance with Rule 4.5 so that BFA, with respect to such Funds, is not subject to registration or regulation as a commodity pool operator under the CEA. See the Regulation Regarding Derivatives section of this SAI for more information.
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on investments that reflect the market value of common stock of the firms included in the investments. Each Fund may enter into futures contracts to purchase securities indexes when BFA anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Upon entering into a futures contract, a Fund will be required to deposit with the broker an amount of cash or cash equivalents known as “initial margin,” which is similar to a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract if all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” will be made to and from the broker daily as the price of the instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to the expiration of a futures contract, each Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract. An option on a futures contract, as contrasted with a direct investment in such a contract, gives the purchaser the right, but no obligation, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract.
The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited to the agreed-upon price per share, also known as the “strike price,” less the premium received from writing the put. Certain of the Funds may purchase and write put and call options on futures contracts that are traded on an exchange as a hedge against changes in value of their portfolio securities or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.
Securities options may be used by a Fund to obtain access to securities in its Underlying Index or to dispose of securities in its Underlying Index at favorable prices, to invest cash in a securities index that offers similar exposure to that provided by its Underlying Index or otherwise to achieve the Fund’s objective of tracking its Underlying Index. A call option gives a holder the right to purchase a specific security at a specified price (“exercise price”) within a specified period of time. A put option gives a holder the right to sell a specific security at an exercise price within a specified period of time. The initial purchaser of a call option pays the “writer” a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Each Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. Each Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase. Each Fund may purchase or sell securities options on a U.S. or non-U.S. securities exchange or in the OTC market through a transaction with a dealer. Options on a securities index are typically settled on a net basis based on the appreciation or depreciation of the index level over the strike price. Options on single name securities may be cash- or physically-settled, depending upon the market in which they are traded. Options may be structured so as to be exercisable only on certain dates or on a daily basis. Options may also be structured to have conditions to exercise (i.e., “Knock-in Events”) or conditions that trigger termination (i.e., “Knock-out Events”).
Lending Portfolio Securities.  Each Fund may lend portfolio securities to certain borrowers that BFA determines to be creditworthy, including borrowers affiliated with BFA. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. No securities loan shall be made on behalf of a Fund if, as a result, the aggregate value of all securities loans of the Fund exceeds one-third of the value of the Fund's total assets
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(including the value of the collateral received). A Fund may terminate a loan at any time and obtain the return of the securities loaned. Each Fund receives, by way of substitute payment, the value of any interest or cash or non-cash distributions paid on the loaned securities that it would have otherwise received if the securities were not on loan.
With respect to loans that are collateralized by cash, the borrower may be entitled to receive a fee based on the amount of cash collateral. The Funds are compensated by any positive difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral received by the Fund for such loans, and uninvested cash, may be reinvested in certain short-term instruments either directly on behalf of each Fund or through one or more joint accounts or money market funds, including those affiliated with BFA; such investments are subject to investment risk.
Each Fund conducts its securities lending pursuant to an exemptive order from the SEC permitting it to lend portfolio securities to borrowers affiliated with the Fund and to retain an affiliate of the Fund to act as securities lending agent. To the extent that a Fund engages in securities lending, BlackRock Institutional Trust Company, N.A. (“BTC”) acts as securities lending agent for the Fund, subject to the overall supervision of BFA. BTC administers the lending program in accordance with guidelines approved by the Trust's Board of Trustees (the “Board,” the trustees of which are the “Trustees”). JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as custodian for the Funds in connection with certain securities lending activities.
Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), foreign exchange risk (i.e., the risk of a shortfall at default when a cash collateral investment is denominated in a currency other than the currency of the assets being loaned due to movements in foreign exchange rates), and credit, legal, counterparty and market risks (including the risk that market events, including but not limited to corporate actions, could lead the Fund to lend securities that are trading at a premium due to increased demand, or to recall loaned securities or to lend less or not at all, which could lead to reduced securities lending revenue). If a Fund were to lend out securities that are subject to a corporate action and commit to the borrower a particular election as determined by the Funds' investment adviser, the benefit the Fund would receive in respect of committing to such election may or may not be less than the benefit the Fund would have received from making a different election in such corporate action. If a securities lending counterparty were to default, a Fund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a Fund’s securities as agreed, the Fund’s ability to participate in a corporate action event may be impacted, or the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This latter event could trigger adverse tax consequences for a Fund. A Fund could lose money if its short-term investment of the collateral declines in value over the period of the loan. Substitute payments received by a Fund representing dividends paid on securities loaned out by the Fund will not be considered qualified dividend income. BTC will take into account the tax effects on shareholders caused by this difference in connection with a Fund’s securities lending program. Substitute payments received on tax-exempt securities loaned out will not be tax-exempt income. There could also be changes in the status of issuers under applicable laws and regulations, including tax regulations, that may impact the regulatory or tax treatment of loaned securities and could, for example, result in a delay in the payment of dividend equivalent payments owed to a Fund (as permitted by applicable law).
Regulations adopted by global prudential regulators require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many securities lending agreements, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such agreements, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these requirements, as well as potential additional government regulation and other developments in the market, could adversely affect the Fund’s ability to terminate existing securities lending agreements or to realize amounts to be received under such agreements. Prudential regulation may also favor lenders that can provide additional protections, such as liens that are exercisable in connection with a lender default, to borrowers. Certain Funds expect to provide additional protections to borrowers, where permitted, pursuant to a Fund’s investment policies and if BFA believes doing so is in the best interest of the Fund.
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Liquidity Risk Management.  Rule 22e-4 under the Investment Company Act (the “Liquidity Rule”) requires open-end funds, including exchange-traded funds (“ETFs”) such as the Funds, to establish a liquidity risk management program (the “Liquidity Program”) and enhance disclosures regarding fund liquidity. As required by the Liquidity Rule, the Funds have implemented a Liquidity Program, and the Board, including a majority of the Independent Trustees of the Trust, has appointed BFA as the administrator of the Liquidity Program. Under the Liquidity Program, BFA assesses, manages, and periodically reviews each Fund’s liquidity risk and classifies each investment held by a Fund as a “highly liquid investment,” “moderately liquid investment,” “less liquid investment” or “illiquid investment.” The Liquidity Rule defines “liquidity risk” as the risk that a Fund could not meet requests to redeem shares issued by a Fund without significant dilution of the remaining investors’ interest in a Fund. The liquidity of a Fund's portfolio investments is determined based on relevant market, trading and investment-specific considerations under the Liquidity Program. There are exclusions from certain portions of the liquidity risk management program requirements for “in-kind” ETFs, as defined in the Liquidity Rule. To the extent that an investment is deemed to be an illiquid investment or a less liquid investment, a Fund can expect to be exposed to greater liquidity risk.
Non-U.S. Securities.  Each Fund intends to purchase publicly traded common stocks of non-U.S. issuers. To the extent a Fund invests in stocks of non-U.S. issuers, the Fund's investments in such stocks may be in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) (collectively, “depositary receipts”). Depositary receipts are receipts, typically issued by a bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Depositary receipts may not necessarily be denominated in the same currency as their underlying securities. ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a non-U.S. issuer. EDRs, which are sometimes referred to as continental depositary receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depositary receipts structured like global debt issues to facilitate trading on an international basis. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets, and EDRs, issued in bearer form, are designed for use in European securities markets. GDRs are tradable both in the U.S. and in Europe and are designed for use throughout the world.
Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition to investment risks associated with the underlying issuer, depositary receipts expose a Fund to additional risks associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and liquidity risk. Unsponsored programs, which are not sanctioned by the issuer of the underlying common stock, generally expose investors to greater risks than sponsored programs and do not provide holders with many of the shareholder benefits that come from investing in a sponsored depositary receipts.
Investing in the securities of non-U.S. issuers involves special risks and considerations not typically associated with investing in U.S. issuers. These include differences in accounting, auditing and financial reporting standards; the possibility of expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; political instability, which could affect U.S. investments in non-U.S. countries; and potential restrictions on the flow of international capital. Non-U.S. issuers may be subject to less governmental regulation than U.S. issuers. Moreover, individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product (“GDP”), rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.
Regulation Regarding Derivatives.  The CFTC subjects advisers to registered investment companies to regulation by the CFTC if a fund that is advised by the adviser either (i) invests, directly or indirectly, more than a prescribed level of its liquidation value in CFTC-regulated futures, options and swaps (“CFTC Derivatives”) or (ii) markets itself as providing investment exposure to such instruments. The CFTC also subjects advisers to registered investment companies to regulation by the CFTC if the registered investment company invests in one or more commodity pools. To the extent a Fund uses CFTC Derivatives, it intends to do so below such prescribed levels and intends not to market itself as a “commodity pool” or a vehicle for trading such instruments.
BFA has claimed an exclusion from the definition of the term “commodity pool operator” under the CEA pursuant to Rule 4.5 under the CEA with respect to each of the Funds. BFA is not, therefore, subject to registration or regulation as a “commodity pool operator” under the CEA with respect to the Funds.
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The iShares Breakthrough Environmental Solutions ETF, iShares Core MSCI EAFE ETF, iShares Core MSCI International Developed Markets ETF, iShares Core MSCI Total International Stock ETF, iShares Future Exponential Technologies ETF, iShares Genomics Immunology and Healthcare ETF, iShares Global Equity Factor ETF, iShares Low Carbon Optimized MSCI ACWI ETF, iShares MSCI ACWI ETF, iShares MSCI ACWI ex U.S. ETF and iShares MSCI All Country Asia ex Japan ETF (the “No-Action Letter Funds”) may also have investments in “underlying funds” (and such underlying funds themselves may invest in underlying funds) not advised by BFA (the term “underlying fund” for purposes of the no-action letter referenced below may include, but is not limited to, certain securitized vehicles, mortgage or international real estate investment trusts (“REITs”), business development companies and investment companies that may invest in CFTC Derivatives or in any of the foregoing), and therefore may be viewed by the CFTC as commodity pools. BFA may not have transparency into the holdings of these underlying funds because they are not advised by BFA. To address this issue of lack of transparency, the CFTC staff issued a no-action letter on November 29, 2012 permitting the adviser of a fund that invests in such underlying funds and that would otherwise have filed a claim of exclusion pursuant to CFTC Rule 4.5 to delay registration as a “commodity pool operator” until six months from the date on which the CFTC issues additional guidance on the treatment of CFTC Derivatives held by underlying funds. BFA, the adviser of the No-Action Letter Funds, has filed a claim with the CFTC for the Funds to rely on this no-action relief. Accordingly, BFA is not currently subject to registration or regulation as a “commodity pool operator” under the CEA in respect of the Funds.
Derivative contracts, including, without limitation, swaps, currency forwards, and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the U.S. and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Swaps, non-deliverable forwards and certain other derivatives traded in the OTC market are subject to variation margin and initial margin requirements. Implementation of the margining and other provisions of the Dodd-Frank Act regarding clearing, mandatory trading, reporting and documentation of swaps and other derivatives have impacted and may continue to impact the costs to a Fund of trading these instruments and, as a result, may affect returns to investors in a Fund.
Rule 18f-4 under the Investment Company Act permits a Fund to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the Investment Company Act. Section 18 of the Investment Company Act, among other things, prohibits open-end funds, including the Funds, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”).
Under Rule 18f-4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which a Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, and borrowed bonds), if a Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and non-standard settlement cycle securities, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”).
Unless a Fund is relying on the Limited Derivatives User Exception (as defined below), the Fund must comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires a Fund to adopt and implement a comprehensive written derivatives risk management program (“DRMP”) and comply with a relative or absolute limit on Fund leverage risk calculated based on value-at-risk (“VaR”). The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board, including a majority of Independent Directors/Trustees, and periodically reviews the DRMP and reports to the Board.
Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if a Fund's “derivatives exposure” (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”).
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Repurchase Agreements.  A repurchase agreement is an instrument under which the purchaser (i.e., a Fund) acquires a security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by a Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price, and, in the event of a default by the seller, the Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.
In any repurchase transaction, the collateral for a repurchase agreement may include: (i) cash items; (ii) obligations issued by the U.S. government or its agencies or instrumentalities; or (iii) obligations that, at the time the repurchase agreement is entered into, are determined to (A) have exceptionally strong capacity to meet their financial obligations and (B) are sufficiently liquid such that they can be sold at approximately their carrying value in the ordinary course of business within seven days.
Repurchase agreements pose certain risks for a Fund, should it decide to utilize them. Such risks are not unique to the Funds, but are inherent in repurchase agreements. The Funds seek to minimize such risks, but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated. Lower quality collateral and collateral with a longer maturity may be subject to greater price fluctuations than higher quality collateral and collateral with a shorter maturity. If the repurchase agreement counterparty were to default, lower quality collateral may be more difficult to liquidate than higher quality collateral. Should the counterparty default and the amount of collateral not be sufficient to cover the counterparty’s repurchase obligation, a Fund would likely retain the status of an unsecured creditor of the counterparty (i.e., the position a Fund would normally be in if it were to hold, pursuant to its investment policies, other unsecured debt securities of the defaulting counterparty) with respect to the amount of the shortfall. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction.
Reverse Repurchase Agreements.  Reverse repurchase agreements involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Generally, the effect of such transactions is that a Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are advantageous only if a Fund has an opportunity to earn a rate of interest on the cash derived from these transactions that is greater than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and a Fund intends to use the reverse repurchase technique only when BFA believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any increase or decrease in the value of a Fund’s assets. The use of reverse repurchase agreements is a form of leverage, and the proceeds obtained by a Fund through reverse repurchase agreements may be invested in additional securities.
Rule 18f-4 under the Investment Company Act permits a Fund to enter into reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, borrowed bonds) notwithstanding the limitation on the issuance of senior securities in Section 18 of the Investment Company Act, provided that a Fund either (i) complies with the 300% asset coverage ratio with respect to such transactions and any other borrowings in the aggregate, or (ii) treats such transactions as Derivatives Transactions under Rule 18f-4. (See “Regulation Regarding Derivatives” above.)
Securities of Investment Companies.  Each Fund may invest in the securities of other investment companies (including money market funds) to the extent permitted by law. Pursuant to the 1940 Act, a Fund’s investment in registered investment companies is generally limited to, subject to certain exceptions: (i) 3% of the total outstanding voting stock of any one investment company; (ii) 5% of a Fund’s total assets with respect to any one investment company; and (iii) 10% of a Fund’s total assets with respect to investment companies in the aggregate. Other investment companies in which a Fund may invest can be expected to incur fees and expenses for operations, such as investment advisory and administration fees, which would be in addition to those incurred by the Fund. Pursuant to guidance issued by the SEC staff, fees and expenses of money market funds used for cash collateral received in connection with loans of securities are not treated as Acquired Fund Fees and Expenses, which reflect a Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies (as disclosed in the Prospectus, as applicable).
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Short-Term Instruments and Temporary Investments.  Each Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include, but are not limited to: (i) shares of money market funds (including those advised by BFA or otherwise affiliated with BFA); (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed-time deposits and other obligations of U.S. and non-U.S. banks (including non-U.S. branches) and similar institutions; (iv) commercial paper rated, at the date of purchase, “Prime-1” by Moody's® Investors Service, Inc., “F-1” by Fitch Ratings, Inc., or “A-1” by Standard & Poor's® Financial Services LLC, a subsidiary of S&P Global, Inc. (“S&P Global Ratings”), or if unrated, of comparable quality as determined by BFA; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that have been determined to present minimal credit risks, in accordance with the requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar-denominated obligations of non-U.S. banks (including U.S. branches) that, in the opinion of BFA, are of comparable quality to obligations of U.S. banks that may be purchased by a Fund. Any of these instruments may be purchased on a current or forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.
Swap Agreements.  Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on a pre-determined underlying investment or notional amount. In return, the other party agrees to make periodic payments to the first party based on the return (or a differential in rate of return) earned or realized on the underlying investment or notional amount. Swap agreements will usually be performed on a net basis, with a Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis.
Certain of the Funds may enter into currency swaps, interest rate swaps and index swaps, or total return swaps (some of which may be referred to as contracts for difference or “CFDs”). The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets.
Tracking Stocks.  A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.
Future Developments.  The Board may, in the future, authorize each Fund to invest in securities contracts and investments, other than those listed in this SAI and in the applicable Prospectuses, provided they are consistent with each Fund's investment objective and do not violate any of its investment restrictions or policies.
General Considerations and Risks
A discussion of some of the principal risks associated with an investment in a Fund is contained in the applicable Prospectus.
An investment in a Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of stocks in general, and other factors that affect the market. The order of the below risk factors does not indicate the significance of any particular risk factor.
Borrowing Risk.  Borrowing may exaggerate changes in the NAV of Fund shares and in the return on a Fund’s portfolio. Borrowing will cause a Fund to incur interest expense and other fees. The costs of borrowing may reduce a Fund’s return. Borrowing may cause a Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.
Cloud-based Computing and Data Storage Risk.  Companies involved in, or exposed to, cloud-based computing and data storage-related businesses may have limited product lines, markets, financial resources or personnel. These companies face intense competition and potentially rapid product obsolescence, and many depend on retaining and growing the consumer base of their respective products and services. Many companies involved in, or exposed to, cloud-based computing and data
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storage-related businesses (as determined by the Index Provider) may be exposed, directly or indirectly, to the market and business risks of other industries or sectors, and the Fund may be adversely affected by negative developments impacting those companies, industries or sectors. These companies may depend on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance that companies involved in cloud-based computing and data storage will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior.
Cloud-based computing and data storage companies also depend on a number of third parties to provide services to data centers, which, if interrupted, may impact products and services. These companies are also potential targets for cyberattacks, which may have a materially adverse impact on the performance of these companies. These companies may also be affected by prolonged power outages or shortages, increased costs of energy, or general lack of availability of electrical sources. Cloud-based computing and data storage companies, especially smaller companies, may be more volatile than companies not in the technology sector.
Legal and regulatory changes, particularly related to information privacy and data protection, may impact the products or services of cloud-based computing and data storage companies. Cloud-based computing may face increasing regulatory scrutiny and legal liability, which may limit the development of this technology and impede the growth of companies that develop or use this technology. Similarly, the collection of data from consumers and other sources, and storage of that data, may face increased scrutiny as regulators consider how data may be collected, stored, safeguarded and used. In the event of a data breach or a similar incident, cloud-based computing and data storage companies may face legal liability.
Commodities Investment Risk.  Exposure to commodities markets may subject a Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility. Similar future market conditions may result in rapid and substantial valuation increases or decreases in a Fund’s holdings.
The commodities markets may fluctuate widely based on a variety of factors. Movements in commodity investment prices are outside of a Fund's control and may not be anticipated by BFA. Price movements may be influenced by, among other things: governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies; changing market and economic conditions; market liquidity; weather and climate conditions, including droughts and floods; livestock disease; changing supply and demand relationships and levels of domestic production and imported commodities; changes in storage costs; the availability of local, intrastate and interstate transportation systems; energy conservation; the success of exploration projects; changes in international balances of payments and trade; domestic and foreign rates of inflation; currency devaluations and revaluations; domestic and foreign political and economic events; domestic and foreign interest rates and/or investor expectations concerning interest rates; foreign currency/exchange rates; domestic and foreign governmental regulation and taxation; war, acts of terrorism and other political upheaval and conflicts; governmental expropriation; investment and trading activities of mutual funds, hedge funds and commodities funds; and changes in philosophies and emotions of market participants. The frequency and magnitude of such changes cannot be predicted.
The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities or natural resources may be produced in a limited number of countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic, regulatory and supply-related events in such countries could have a disproportionate impact on the prices of such commodities.
A decrease in the production of a physical commodity or a decrease in the volume of such commodity available for transportation, mining, processing, storage or distribution may adversely impact the financial performance of a commodity or commodity-related company that devotes a portion of its business to that commodity. Production declines and volume decreases could be caused by various factors, including catastrophic events affecting production, depletion of resources, labor difficulties, environmental proceedings, increased regulations, equipment failures and unexpected maintenance problems, import supply disruption, governmental expropriation, political upheaval or conflicts or increased competition from alternative energy sources or commodity prices. Agricultural commodities may be adversely affected by weather or other natural phenomena, such as drought, floods and pests.
A sustained decline in demand for such commodities could also adversely affect the financial performance of commodity-related companies. Factors that could lead to a decline in demand include economic recession or other adverse economic conditions, higher taxes on commodities or increased governmental regulations, increases in fuel economy, consumer shifts to the use of alternative commodities or fuel sources, changes in commodity prices, or weather.
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The commodity markets are subject to temporary distortions and other disruptions due to, among other factors, lack of liquidity, the participation of speculators, and government regulation and other actions. U.S. futures exchanges and some foreign exchanges limit the amount of fluctuation in futures contract prices which may occur in a single business day (generally referred to as “daily price fluctuation limits”). The maximum or minimum price of a contract as a result of these limits is referred to as a “limit price.” If the limit price has been reached in a particular contract, no trades may be made beyond the limit price. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.
Currency Risk.  Because each Fund's NAV is determined on the basis of the U.S. dollar, investors may lose money if the currency of a non-U.S. market in which a Fund invests depreciates against the U.S. dollar, even if the local currency value of a Fund’s holdings in that market increases. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors, while a weak U.S. dollar will increase those returns.
Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. If BFA utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the Fund’s performance and may lower a Fund’s return. A Fund could experience losses if the value of its currency forward positions are poorly correlated with its other investments or if it cannot close out its positions because of an illiquid market. In addition, a Fund could incur transaction costs, including trading commissions, in connection with certain non-U.S. currency transactions.
Custody Risk.  Custody risk refers to the risks inherent in the process of clearing and settling trades and to the holding of securities, cash and other assets by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets, and thus may be subject to limited or no government oversight. Communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. In general, the less developed a country’s securities market is, the greater the likelihood of custody problems. Practices in relation to the settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because of the use of brokers and counterparties that are often less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence or undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being lost. In addition, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or an agent of any of the foregoing goes bankrupt. A Fund would absorb any loss resulting from such custody problems and may have no successful claim for compensation.
Illiquid Investments Risk.  Each Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment. The liquidity of an investment will be determined based on relevant market, trading and investment specific considerations as set out in the Liquidity Program as required by the Liquidity Rule. Illiquid investments may trade at a discount to comparable, more liquid investments and a Fund may not be able to dispose of illiquid investments in a timely fashion or at their expected prices. If illiquid investments exceed 15% of a Fund’s net assets, the Liquidity Rule and the Liquidity Program will require that certain remedial actions be taken.
Infectious Illness Risk.  A widespread outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely affect the economies of many nations and the global economy and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in travel restrictions, closed international borders, disruption of healthcare services, prolonged quarantines, cancellations, supply chain disruptions, temporary and permanent business closures, lower consumer demand, layoffs, ratings downgrades, credit defaults and other significant economic, social and
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political impacts, as well as general concern and uncertainty. An outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. These impacts, which could adversely affect a Fund and its investments, could be present for an extended period of time.
In addition, markets may experience temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. Such events may adversely affect a Fund and its investments and may impact a Fund’s ability to purchase or sell securities or other assets. Market or economic disruptions could cause elevated tracking error and increased premiums or discounts to a Fund's NAV. Additionally, a Fund could be adversely impacted if an outbreak impairs the operations of its service providers, including BFA. Governmental and quasi-governmental may respond to an outbreak and any resulting disruptions with a variety of fiscal and monetary policy changes, such as changes in interest rates. A reversal of these policies, or the ineffectiveness of such policies, is likely to increase market volatility, which could adversely affect a Fund’s investments.
Money Market Instruments Risk.  The value of money market instruments may be affected by changes in interest rates or in the credit ratings of the investments, among other things. If a significant amount of a Fund's assets is invested in money market instruments, it may be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund. Money market funds other than U.S. government money market funds and retail money market funds “float” their NAV instead of using a stable $1.00 per share price.
Operational and Technology Risks.  A Fund and the entities with which it interacts directly or indirectly are susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or impair the Fund’s operations. These entities include, but are not limited to, a Fund’s adviser, administrator, distributor, other service providers (e.g., index and benchmark providers, accountants, custodians, and transfer agents), financial intermediaries, counterparties, market makers, Authorized Participants, listing exchanges, other financial market operators, and governmental authorities. Operational and technology risks for the issuers in which a Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value. A Fund may incur substantial costs in order to mitigate operational and technology risks.
Cybersecurity incidents can result from deliberate attacks or unintentional events against an issuer in which a Fund invests, the Fund or any of its service providers. They include, but are not limited to, gaining unauthorized access to systems, misappropriating assets or sensitive information, corrupting or destroying data, and causing operational disruption. Geopolitical tension may increase the scale and sophistication of deliberate attacks, particularly those from nation states or from entities with nation state backing. Cybersecurity incidents may result in any of the following: financial losses; interference with a Fund’s ability to calculate its NAV; disclosure of confidential information; impediments to trading; submission of erroneous trades by a Fund or erroneous subscription or redemption orders; the inability of a Fund or its service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; and other legal and compliance expenses. Furthermore, cybersecurity incidents may render records of a Fund, including records relating to its assets and transactions, shareholder ownership of Fund shares, and other data integral to a Fund’s functioning, inaccessible, inaccurate or incomplete. Power outages, natural disasters, equipment malfunctions and processing errors that threaten information and technology systems relied upon by a Fund or its service providers, as well as market events that occur at a pace that overloads these systems, may also disrupt business operations or impact critical data. In addition, the risks of increased use of AI technologies, such as machine learning, include data risk, transparency risk, and operational risk. The AI technologies, which are generally highly reliant on the collection and analysis of large amounts of data, may incorporate biased or inaccurate data, and it is not possible or practicable to incorporate all relevant data into such technologies. The output or results of any such AI technologies may therefore be incomplete, erroneous, distorted or misleading. Further, AI tools may lack transparency as to how data is utilized and how outputs are generated. AI technologies may also allow the unintended introduction of vulnerabilities into infrastructures and applications. A Fund and its shareholders could be negatively impacted as a result of these risks associated with AI technologies. AI technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to quickly evolve, and it is impossible to anticipate the full scope of future AI capabilities or rules and the associated risks to a Fund.
While a Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund in the setting of
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priorities, the personnel and resources available or the effectiveness of relevant controls. Each Fund and its adviser seek to reduce these risks through controls, procedures and oversight, including establishing business continuity plans and risk management systems. However, there are inherent limitations in such plans and systems, including the possibility that certain risks that may affect a Fund have not been identified or may emerge in the future; that such plans and systems may not completely eliminate the occurrence or mitigate the effects of operational or information security disruptions or failures or of cybersecurity incidents; or that prevention and remediation efforts will not be successful or that incidents will go undetected. A Fund cannot control the systems, information security or other cybersecurity of the issuers in which it invests or its service providers, counterparties, and other third parties whose activities affect the Fund.
Lastly, the regulatory climate governing cybersecurity and data protection is developing quickly and may vary considerably across jurisdictions. Regulators continue to develop new rules and standards related to cybersecurity and data protection. Compliance with evolving regulations can be demanding and costly, requiring substantial resources to monitor and implement required changes.
Reference Rate Replacement Risk.  A Fund may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, has ceased publishing all LIBOR settings. In April 2023, however, the FCA announced that some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. The Secured Overnight Financing Rate (“SOFR”), which is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement market, has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in different categories of financial contracts.
Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contracts, securities, or other instruments using LIBOR may disagree on transition rates or the application of transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. A Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future.
Regulation of Offshore Renminbi and Remittance.  The offshore renminbi (“CNH”) market is a free market and the CNH exchange rate is determined by market forces. Nevertheless, supply and demand for CNH are influenced by policies on cross-border renminbi flows. As of the date of this SAI, the Bank of China (Hong Kong) Limited (“BOCHK”) is the only clearing bank for CNH in Hong Kong. The remittance of renminbi into the People’s Republic of China (“China” or the “PRC”) and the repatriation of renminbi out of the PRC are dependent on the operational systems and procedures developed by the BOCHK for such purposes and there is no assurance that there will not be delays in remittance and/or repatriation.
Any delays in, or restrictions imposed on, the remittance and/or repatriation of the Fund’s cash into or out of the PRC will have an impact on the Fund’s ability to purchase stocks required in order to effectively track the Underlying Index and may increase the level of tracking error. Such delays or restrictions will also impact the Fund’s ability to repatriate cash for the purposes of or otherwise in connection with redemption requests.
Risk of Derivatives.  A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset, such as a security, a commodity (such as gold or silver), a currency or an index (a measure of value or rates, such as the S&P 500® or the prime lending rate). A Fund may invest in futures contracts, securities options and other derivatives. Compared to securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. Derivatives generally involve the incurrence of leverage.
When a derivative is used as a hedge against a position that a Fund holds or is committed to purchase, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains and, in some cases, hedging can cause losses that are not offset by gains, and a Fund will recognize losses on both the investment and the hedge. Hedges are sometimes subject to
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imperfect matching between the derivative and the underlying security, and there can be no assurance that a Fund's hedging transactions, which entail additional transaction costs, will be effective.
Risk of Equity Securities.  An investment in a Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of stock markets may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of shares of the Fund). Common stocks are susceptible to general stock market fluctuations and to increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Common stocks may experience extreme price volatility due to actions taken by particular investors or groups of investors (for example, retail investors influenced by social media activity or other media coverage or significant “short” positions taken by institutional investors).
Holders of common stocks incur more risks than holders of preferred stocks and debt obligations because common stockholders generally have rights to receive payments from stock issuers that are inferior to the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (the value of which, however, is subject to market fluctuations prior to maturity), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity date. In addition, issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock price to decline.
Although most of the securities in each Underlying Index are listed on a securities exchange, the principal trading market for some of the securities may be in the OTC market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund’s shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.
Risk of Futures and Options on Futures Transactions.  There are several risks accompanying the utilization of futures contracts and options on futures contracts. A position in futures contracts and options on futures contracts may be closed only on the exchange on which the contract was made (or a linked exchange). While each Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time. Futures contracts, by definition, project price levels in the future and not current levels of valuation; therefore, market circumstances may result in a discrepancy between the price of the future and the movement in a Fund's Underlying Index. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to deliver the instruments underlying the futures contracts it has sold.
The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to a direct investment in the types of stocks in which they invest.
Utilization of futures and options on futures by a Fund involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by BFA as to anticipated trends, which predictions could prove to be incorrect.
Because the futures market generally imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily
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limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting each Fund to substantial losses. In the event of adverse price movements, each Fund would be required to make daily cash payments of variation margin.
Risk of Investing in Non-U.S. Equity Securities.  An investment in any of the Funds involves risks similar to those of investing in portfolios of equity securities traded on non-U.S. exchanges. These risks include market fluctuations caused by such factors as economic and political developments in those foreign countries, changes in interest rates and perceived trends in stock prices. Investing in securities issued by issuers domiciled in countries other than the domicile of the investor and denominated in currencies other than an investor’s local currency entails certain considerations and risks not typically encountered by the investor in making investments in its home country and in that country’s currency. These considerations include favorable or unfavorable changes in interest rates, currency exchange rates, exchange control regulations and the costs that may be incurred in connection with conversions between various currencies. Investing in any of the Funds also involves certain risks and considerations not typically associated with investing in a fund whose portfolio contains exclusively securities of U.S. issuers. These risks include generally less liquid and less efficient securities markets; generally greater price volatility; less publicly available information about issuers; the imposition of withholding or other taxes; the imposition of restrictions on the expatriation of funds or other assets of the Funds; higher transaction and custody costs; delays and risks attendant in settlement procedures; difficulties in enforcing contractual obligations; lower liquidity and significantly smaller market capitalization; different accounting and disclosure standards; lower levels of regulation of the securities markets; more substantial government interference with the economy and businesses; higher rates of inflation; greater social, economic, and political uncertainty; the risk of nationalization or expropriation of assets; and the risk of war.
Risk of Swap Agreements.  The risk of loss with respect to swaps is generally limited to the net amount of payments that a Fund is contractually obligated to make. Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, a Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws, which could affect such Fund’s rights as a creditor (e.g., a Fund may not receive the net amount of payments that it is contractually entitled to receive).
A Fund is required to post and collect variation margin and initial margin (comprised of specified liquid securities subject to haircuts) in connection with trading of OTC swaps. These requirements may raise the costs for a Fund’s investment in swaps.
Securities Lending Risk.  A Fund may engage in securities lending. Securities lending involves the risk that a Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund.
Tracking Error Risk.  A Fund may be subject to tracking error, which is the divergence of a Fund’s performance from that of the applicable underlying index. Tracking error may occur because of differences between the securities and other instruments held in a Fund’s portfolio and those included in its applicable underlying index, pricing differences, transaction costs incurred by a Fund, a Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest received by a Fund or distributions paid to a Fund’s shareholders, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the applicable underlying index or the costs to a Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because a Fund incurs fees and expenses, while its applicable underlying index does not. Tracking error may occur due to differences between the methodologies used in calculating the value of the applicable Underlying Index and determining a Fund’s NAV.
When an issuer is introduced by an index provider into an index tracked by a Fund, BFA may conduct an analysis on such issuer’s securities to identify and screen for outlier high risk behavior (such as rapid or unusual price growth that does not appear to be supported by publicly available information on the business and assets of the issuer, unusual or significant short interest or lending activity, negative sentiment, suspended trading or incorrect free-float calculations, which could be indicators of possible irregularities, miscalculations or even fraud). If it identifies such behavior, BFA may, where appropriate, alert the index provider as to the alleged issue. The index provider has sole discretion for the determination as to whether to
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continue to include the issuer’s securities in the rebalancing of its index. If the securities continue to be included in the index, BFA may underweight or exclude such securities from a Fund’s portfolio and, if it does so, such a fund will be subject to increased tracking error due to the divergence in the securities included in its portfolio from its underlying index. The application of the abovementioned analysis and screening to a Fund and its Underlying Index is in the sole discretion of BFA and its affiliates (without any guarantees). The analysis and screening may not exclude any or all high risk securities from an Underlying Index or a Fund’s portfolio, and the inclusion of such securities will result in an adverse impact to a Fund’s net asset value if one or more such securities declines in value.
Volatility Risk.  The value of a security may fluctuate due to factors affecting markets generally or particular industries. This volatility may affect a Fund's NAV. Although the Underlying Index was created to seek lower absolute volatility, there is no guarantee that these strategies will be successful. An underlying index's index provider may be unsuccessful in creating an index that minimizes volatility, and there is a risk that each Fund may experience more than minimum volatility. Securities in the Funds' portfolios may be subject to price volatility and their prices may not be any less volatile than the market as a whole and could be more volatile. Events or financial circumstances affecting individual securities or sectors may increase the volatility of the Funds.
Risk of Investing in Small-Capitalization Companies.  Stock prices of small-capitalization companies may be more volatile than those of larger companies, and, therefore, a Fund's share price may be more volatile than that of funds that invest a larger percentage of their assets in stocks issued by large-capitalization or mid-capitalization companies. Stock prices of small-capitalization companies are generally more vulnerable than those of large-capitalization or mid-capitalization companies to adverse business and economic developments. The stocks of small-capitalization companies may be thinly traded, making it difficult for the Funds to buy and sell them. In addition, small-capitalization companies are typically less financially stable than larger, more established companies and may depend on a small number of essential personnel, making them more vulnerable to loss of personnel. Small-capitalization companies also normally have less diverse product lines than large-capitalization companies and are more susceptible to adverse developments concerning their products.
Indian Economic Trading Partner Risk.  The Indian economy is subject to a considerable degree of economic, political and social instability. Disparities of wealth, the pace of economic liberalization and ethnic, religious and racial disaffection may lead to social turmoil, violence and labor unrest in India. In addition, India continues to experience religious and border disputes as well as separatist movements in certain Indian states. Unanticipated political or social developments may have an adverse effect on India’s economy. The Indian government has implemented significant economic reforms in order to liberalize trade policy, promote foreign investment in the Indian economy, control the rate of inflation, reduce government control of the economy and develop market mechanisms. There can be no assurance these reforms will continue or that they will be effective. The Indian government has experienced chronic structural public sector deficits. High amounts of debt and public spending may stifle Indian economic growth or cause prolonged periods of recession. The Indian economy has grown rapidly during the past several years and there is no assurance that this growth rate will be maintained. India may experience substantial (and, in some cases, extremely high) rates of inflation or economic recessions causing a negative effect on the Indian economy.
Risk of Investing in Africa.  Investments in securities of issuers in certain African countries involve heightened risks including, among others, expropriation and/or nationalization of assets, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, civil war, and social instability as a result of religious, ethnic and/or socio-economic unrest or widespread outbreaks of disease and, in certain countries, genocidal warfare.
Certain countries in Africa generally have less developed capital markets than traditional emerging market countries, and, consequently, the risks of investing in foreign securities are magnified in such countries. Because securities markets of countries in Africa are generally underdeveloped and are generally less correlated to global economic cycles than those markets located in more developed countries, securities markets in African countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations and uncertainty regarding the existence of trading markets. Moreover, trading on African securities markets may be suspended altogether.
Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in certain countries in Africa may be fewer in number and less established than brokerage firms in more developed markets. Since a Fund may need to effect securities transactions through these brokerage firms, the Fund is subject to the risk that these brokerage firms will
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not be able to fulfill their obligations to the Fund (i.e., counterparty risk). This risk is magnified to the extent that a Fund effects securities transactions through a single brokerage firm or a small number of brokerage firms.
Certain governments in African countries restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in those countries. Moreover, certain countries in Africa require governmental approval or special licenses prior to investment by foreign investors and may limit the amount of investment by foreign investors in a particular industry and/or issuer, and may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domestic investors of the countries and/or impose additional taxes on foreign investors. A delay in obtaining a government approval or a license would delay investments in a particular country, and, as a result, a Fund may not be able to invest in certain securities while approval is pending. The government of a particular country may also withdraw or decline to renew a license that enables a Fund to invest in such country. These factors make investing in issuers located or operating in countries in Africa significantly riskier than investing in issuers located or operating in more developed countries, and any one of these factors could cause a decline in the value of a Fund's investments. Issuers located or operating in countries in Africa are generally not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in countries in Africa and such issuers are generally not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.
In addition, governments of certain countries in Africa in which a Fund may invest may levy withholding or other taxes on income such as dividends, interest and realized capital gains. Although in certain countries in Africa a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries.
Investment in countries in Africa may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, there is the risk that if an African country’s balance of payments declines, such African country may impose temporary restrictions on foreign capital remittances. Consequently, a Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Additionally, investments in countries in Africa may require a Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to a Fund.
Securities laws in many countries in Africa are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and shareholder rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, there may be no single centralized securities exchange on which securities are traded in certain countries in Africa and the systems of corporate governance to which issuers located in countries in Africa are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and, therefore, shareholders of issuers located in such countries may not receive many of the protections available to shareholders of issuers located in more developed countries. Even in circumstances where adequate laws and shareholder rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in countries in Africa may be inconsistent and subject to sudden change.
Certain countries in Africa may be heavily dependent upon international trade and, consequently, have been and may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These countries also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. Certain countries in Africa depend to a significant extent upon exports of primary commodities such as gold, silver, copper and diamonds. These countries therefore are vulnerable to changes in commodity prices, which may be affected by a variety of factors. In addition, certain issuers located in countries in Africa in which a Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. government and the United Nations, and/or countries identified by the U.S. government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. A Fund, as an investor in such issuers, will be indirectly subject to those risks.
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The governments of certain countries in Africa may exercise substantial influence over many aspects of the private sector and may own or control many companies. Future government actions could have a significant effect on the economic conditions in such countries, which could have a negative impact on private sector companies. There is also the possibility of diplomatic developments that could adversely affect investments in certain countries in Africa. Some countries in Africa may be affected by a greater degree of public corruption and crime, including organized crime.
Political instability and protests in North Africa and the Middle East have caused and may in the future cause significant disruptions to many industries. In addition, the outbreak of Ebola in Western Africa severely challenged health care industries in those countries and adversely impacted the region’s economy due to quarantines and disruptions of trade, which has further increased instability in the region. This instability has demonstrated that political and social unrest can spread quickly through the region, and that developments in one country can influence the political events in neighboring countries. Some protests have turned violent, and civil war and political reconstruction in certain countries such as Libya, Iraq and Syria pose a risk to investments in the region. Continued political and social unrest in these regions, including the ongoing warfare and terrorist activities in the Middle East and Africa, may negatively affect the value of an investment in a Fund.
Risk of Investing in Asia.   Investments in securities of issuers in certain Asian countries involve risks not typically associated with investments in securities of issuers in other regions. Such heightened risks include, among others, expropriation and/or nationalization of assets, confiscatory taxation, piracy of intellectual property, data and other security breaches (especially of data stored electronically), political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict and social instability as a result of religious, ethnic and/or socio-economic unrest. Certain Asian economies have experienced rapid rates of economic growth and industrialization in recent years, and there is no assurance that these rates of economic growth and industrialization will be maintained.
Certain Asian countries have democracies with relatively short histories, which may increase the risk of political instability. These countries have faced political and military unrest, and further unrest could present a risk to their local economies and securities markets. Indonesia and the Philippines have each experienced violence and terrorism, which has negatively impacted their economies. North Korea and South Korea each have substantial military capabilities, and historical tensions between the two countries present the risk of war. Escalated tensions involving the two countries and any outbreak of hostilities between the two countries, or even the threat of an outbreak of hostilities, could have a severe adverse effect on the entire Asian region. Certain Asian countries have also developed increasingly strained relationships with the U.S., and if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. for trade. Political, religious, and border disputes persist in India. India has recently experienced and may continue to experience civil unrest and hostilities with certain of its neighboring countries. Increased political and social unrest in these geographic areas could adversely affect the performance of investments in this region.
Certain governments in this region administer prices on several basic goods, including fuel and electricity, within their respective countries. Certain governments may exercise substantial influence over many aspects of the private sector in their respective countries and may own or control many companies. Future government actions could have a significant effect on the economic conditions in this region, which in turn could have a negative impact on private sector companies. There is also the possibility of diplomatic developments adversely affecting investments in the region.
Corruption and the perceived lack of a rule of law in dealings with international companies in certain Asian countries may discourage foreign investment and could negatively impact the long-term growth of certain economies in this region. In addition, certain countries in the region are experiencing high unemployment and corruption, and have fragile banking sectors.
Some economies in this region are dependent on a range of commodities, including oil, natural gas and coal. Accordingly, they are strongly affected by international commodity prices and particularly vulnerable to any weakening in global demand for these products. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. China is a key trading partner of many Asian countries and any changes in trading relationships between China and other Asian countries may affect the region as a whole. Adverse economic conditions or developments in neighboring countries may increase investors' perception of the risk of investing in the region as a whole, which may adversely impact the market value of the securities issued by companies in the region.
Risk of Investing in Australasia.  The economies of Australasia, which include Australia and New Zealand, are dependent on exports from the agricultural and mining sectors. This makes Australasian economies susceptible to fluctuations in the commodity markets. Australasian economies are also increasingly dependent on their growing service and tourism
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industries. Australia and New Zealand are located in a part of the world that has historically been prone to natural disasters, such as drought and flooding. Any such event in the future could have a significant adverse impact on the economies of Australia and New Zealand and affect the value of securities held by a relevant Fund. The economies of Australia and New Zealand are dependent on trading with certain key trading partners, including Asia and the U.S. Economic events in the U.S., Asia, or in other key trading countries can have a significant economic effect on the Australasian economies. The economies of Australia and New Zealand are heavily dependent on the mining sector. Passage of new regulations limiting foreign ownership of companies in the mining sector or imposition of new taxes on profits of mining companies may dissuade foreign investment, and as a result, have a negative impact on companies to which a Fund has exposure.
Risk of Investing in Central and South America.  The economies of certain Central and South American countries have experienced high interest rates, economic volatility, inflation, currency devaluations, government defaults, regime changes, high unemployment rates and political instability which can adversely affect issuers in these countries. In addition, commodities (such as oil, gas and minerals) represent a significant percentage of exports for the regions and many economies in these regions are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of these regions.
The governments of certain countries in Central and South America may exercise substantial influence over many aspects of the private sector and may own or control many companies. Future government actions could have a significant effect on the economic conditions in such countries, which could have a negative impact on the securities in which a Fund invests. Diplomatic developments may also adversely affect investments in certain countries in Central and South America. Some countries in Central and South America may be affected by public corruption and crime, including organized crime.
Certain countries in Central and South America may be heavily dependent upon international trade and, consequently, have been and may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These countries also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. In addition, certain issuers located in countries in Central and South America in which a Fund invests may be the subject of sanctions (for example, the U.S. has imposed sanctions on certain Venezuelan individuals, corporate entities and the Venezuelan government) or have dealings with countries subject to sanctions and/or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. An issuer may sustain damage to its reputation if it is identified as an issuer that has dealings with such countries. A Fund may be adversely affected if it invests in such issuers.
Risk of Investing in China.  Investments in securities of companies domiciled in China involve a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets. Such heightened risks include, among others, an authoritarian government, popular unrest associated with demands for improved political, economic and social conditions, the impact of regional conflict on the economy and hostile relations with other countries.
Military conflicts, either in response to internal social unrest or conflicts with other countries, could disrupt economic development. The Chinese economy is vulnerable to the long-running disagreements and religious and nationalist disputes with Tibet and the Xinjiang region. Since 1997, there have been tensions between the Chinese government and many people in Hong Kong who perceive China as tightening control over Hong Kong’s semi-autonomous liberal political, economic, legal, and social framework. Protests and unrest have increased tensions even further. Due to the interconnected nature of the Hong Kong and Chinese economies, this instability in Hong Kong may cause uncertainty in the Hong Kong and Chinese markets. China has a complex territorial dispute regarding the sovereignty of Taiwan and has made threats of invasion. Taiwan-based companies and individuals are significant investors in China. The continuing hostility between China and Taiwan may have an adverse impact on the value of the value of the Fund’s investments in China or Taiwan, may cause a suspension in a Fund’s ability to trade in certain securities or other assets, or may otherwise make such investments impracticable or impossible. Any escalation of hostility between China and Taiwan would likely have a significant adverse impact on the value of the Fund’s investments in both countries and the region. In addition, China has strained international relations with Japan, India, the Philippines and other neighbors due to territorial disputes, historical animosities and other defense concerns. Frictions between China and the Philippines in the South China Sea pose a risk of escalation potentially leading to military conflict. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities in which a Fund invests. China could be affected by military events
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on the Korean peninsula or internal instability within North Korea. These situations may cause uncertainty in the Chinese market and may adversely affect the performance of the Chinese economy.
The Chinese government has implemented economic reforms in order to liberalize trade policy, promote foreign investment in the economy, reduce government control of the economy and develop market mechanisms. However, the Chinese government still exercises substantial influence over many aspects of the private sector and may own or control many companies. Chinese companies, such as those in the financial services or technology sectors, and potentially other sectors in the future, are subject to the risk that Chinese authorities can intervene in their operations and structure. The Chinese government continues to maintain a major role in economic policymaking, and investing in China involves risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested.
In addition, there is less regulation and monitoring of Chinese securities markets and the activities of investors, brokers and other participants than in the U.S. Accordingly, issuers of securities in China, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, tender offer regulation, accounting standards or auditor oversight, stockholder proxy requirements and the requirements mandating timely and accurate disclosure of information. Securities markets in China are in the process of change and further development. This may lead to trading volatility, difficulty in the settlement and recording of transactions and difficulty in interpreting and applying the relevant regulation.
There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies. The Funds do not select investments based on investor protection considerations.
Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. In a VIE structure, a Chinese operating company establishes a shell company in another jurisdiction to issue stock to public shareholders. When a VIE structure is used by a Chinese company to list its stock in the U.S., instead of owning the equity securities of the Chinese company, the U.S.-listed shell company directly or indirectly enters into contracts with the Chinese operating company under Chinese law. These contracts provide the U.S.-listed shell company with only economic exposure to the Chinese company and do not represent equity ownership in the operating company.
While VIEs are a longstanding practice that is well known to Chinese officials and regulators, they have not been formally recognized under Chinese law. The Chinese government has provided guidance to and placed restrictions on Chinese-based companies raising capital offshore, including through VIEs. In 2023, the China Securities Regulatory Commission (“CSRC”) released new rules that permit the use of VIE structures, provided they abide by Chinese laws and register with the CSRC. The rules, however, may cause Chinese companies to undergo greater scrutiny and add costs to VIE structures. Intervention, rulemaking or guidance by the Chinese government with respect to VIE structures or the non-enforcement of VIE-related contractual rights could significantly affect the operating company’s business in China, the enforceability of the U.S.-listed shell company’s contractual arrangements with the Chinese company and the value of the U.S.-listed stock. Further, the VIE contractual arrangement would likely be subject to Chinese law and jurisdiction, and remedies available to the U.S.-listed shell company are uncertain and could be ineffective. In addition to the risk of government intervention, investments through a VIE structure are subject to the risk that the China-based company (or its officers, directors, or Chinese equity owners) may breach those contractual arrangements, or Chinese law changes in a way that adversely affects the enforceability of these arrangements, or those contracts are otherwise not enforceable under Chinese law, in which case the Fund may suffer significant losses on its investments through a VIE structure with little or no recourse available. Any change in the operations of entities in a VIE structure, the status of VIE contractual arrangements or the legal or regulatory environment in China, generally or with respect to specific industries, could result in significant, and possibly permanent and/or total, losses to a Fund.
While the Chinese economy has experienced past periods of rapid growth, there is no assurance that such growth rates will recur. China may experience substantial rates of inflation, significant indebtedness or economic recessions, causing a negative effect on the economy and securities market. China’s economy is heavily dependent on export growth. Reduction in spending on Chinese products and services, supply chain diversification, institution of additional tariffs, sanctions or other trade barriers (including as a result of heightened trade tensions between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and the companies in which a Fund invests. Certain Chinese companies (which may change
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from time to time) are directly or indirectly subject to economic or trade restrictions imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. For example, certain foreign technology companies are subject to U.S. export controls as those companies are believed to pose a risk to U.S. interests. The U.S. also bans imports of goods produced in certain regions of China or by certain Chinese companies due to concerns about forced labor. Such restrictions may have unanticipated and adverse effects on the Chinese economy and companies. Any action that targets Chinese financial markets or securities exchanges could interfere with orderly trading, delay settlement or cause market disruptions. The Underlying Index of a Fund may include companies that are subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments. So long as these restrictions do not include restrictions on investments, the Fund is generally expected to invest in such companies, consistent with its objective to track the performance of its Underlying Index.
The tax laws and regulations in the People’s Republic of China (“PRC”) are subject to change, including the issuance of authoritative guidance or enforcement, possibly with retroactive effect. The interpretation, applicability and enforcement of such laws by PRC tax authorities are not as consistent and transparent as those of more developed nations, and may vary over time and from region to region. The application and enforcement of PRC tax rules could have a significant adverse effect on a Fund and its investors, particularly in relation to capital gains withholding tax imposed upon non-residents. In addition, the accounting, auditing and financial reporting standards and practices applicable to Chinese companies may be less rigorous, and may result in significant differences between financial statements prepared in accordance with PRC accounting standards and practice and those prepared in accordance with international accounting standards.
Risk of Investing in Chinese Equity Markets.  There are several types of Chinese equity securities:
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H-shares, which are securities of companies incorporated in the PRC that are denominated in Hong Kong dollars and listed on the Stock Exchange of Hong Kong (“SEHK”);
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A-shares, which are securities of companies incorporated in the PRC that are denominated in renminbi and listed on the Shanghai Stock Exchange (“SSE”) and the Shenzhen Stock Exchange (“SZSE”);
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B-shares, which are securities of companies incorporated in the PRC that are denominated in U.S. dollars (in the case of the SSE) or Hong Kong dollars (in the case of the SZSE) and listed on the SSE and the SZSE;
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Red-Chips, which are Hong Kong-listed securities issued by companies that are incorporated in certain foreign jurisdictions and that are controlled, directly or indirectly, by entities owned by the national government or local governments in the PRC and derive substantial revenues from or allocate substantial assets in the PRC; and
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P-Chips, which are Hong Kong-listed securities issued by companies that are incorporated in certain foreign jurisdictions and that are controlled, directly or indirectly, by individuals in the PRC and derive substantial revenues from or allocate substantial assets in the PRC.
Securities listed on the SSE or the SZSE are divided into two classes: A-shares, which are mostly limited to domestic investors, and B-shares, which are allocated for both international and domestic investors. The A-shares market is generally subject to greater government restrictions, including trading suspensions, which may lead to increased liquidity risks. The B-shares market is generally smaller and less liquid and has a smaller issuer base than the A-shares market, which may lead to significant price volatility. B-shares, H-shares, P-Chips or Red-Chips of issuers that also issue A-shares may trade at significant discounts to their A-shares counterparts. The issuance of B-shares and H-shares by Chinese companies and the ability to obtain a “back-door listing” through Red-Chips or P-Chips is still regarded by the Chinese authorities as an experiment in economic reform. “Back-door listing” is a means by which a mainland Chinese company issues Red-Chips or P-Chips to obtain quick access to international listing and international capital. These share mechanisms are subject to the political and economic policies in China. Market developments, adverse investor perceptions, regulatory and government intervention (including the possibility of widespread trading suspensions implemented by regulators) and other factors may make it difficult to acquire, dispose of or value Chinese securities, which would lead to adverse effects to a Fund.
Risk of Investing in A-shares through Stock Connect. A Fund that invests in A-shares does so through the Shanghai-Hong Kong Stock Connect program (“Shanghai Connect”) or the Shenzhen-Hong Kong Stock Connect program (“Shenzhen Connect,” and together with Shanghai Connect, “Stock Connect”). Stock Connect is a securities trading and clearing program with an aim to achieve mutual stock market access between the PRC and Hong Kong. Stock Connect was developed by Hong Kong Exchanges and Clearing Limited, the SSE (in the case of Shanghai Connect) or the SZSE (in the case of Shenzhen Connect), and China Securities Depository and Clearing Corporation Limited (“CSDCC”). Under Stock Connect, a Fund’s trading of eligible A-shares listed on the SSE or the SZSE, as applicable, would be effectuated through its Hong Kong
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brokers. Investing in A-shares through Stock Connect is subject to trading, clearance, settlement and other procedures, which could pose risks to a Fund.
Although no individual investment quotas or licensing requirements apply to investors in Stock Connect, trading through Stock Connect is subject to a daily quota (the “Daily Quota”), which limits the maximum net purchases under Stock Connect each day. The Daily Quota does not belong to a Fund and is utilized on a first-come-first-serve basis. As such, buy orders for A-shares would be rejected once the Daily Quota is exceeded (although a Fund will be permitted to sell A-shares regardless of the Daily Quota balance). The Daily Quota may restrict a Fund’s ability to invest in A-shares through Stock Connect on a timely basis, which could affect the Fund’s ability to effectively pursue its investment strategy. The Daily Quota is also subject to change.
A-shares purchased through Stock Connect generally may only be sold or otherwise transferred through Stock Connect and in accordance with applicable rules. In order to comply with applicable local market rules and to facilitate orderly operations of a Fund, including the timely settlement of Stock Connect trades placed by or on behalf of the Fund, BFA utilizes an operating model that will only be used by iShares ETFs with investments in A-shares through Stock Connect. Such operating model may reduce the risks of trade failures; however, it will also allow Stock Connect trades to be settled without the prior verification by a Fund. Accordingly, this operating model may subject a Fund to additional risks, including an increased risk of inadvertently exceeding certain trade or other restrictions or limits placed on the Fund and/or its affiliates, and a heightened risk of erroneous trades, which may negatively impact the Fund.
While A-shares must be designated as eligible to be traded through Stock Connect (such eligible A-shares listed on the SSE, the “SSE Securities,” and such eligible A-shares listed on the SZSE, the “SZSE Securities”), those A-shares may also lose such designation, and if this occurs, such A-shares may be sold but could no longer be purchased through Stock Connect. With respect to sell orders through Stock Connect, the SEHK carries out pre-trade checks to ensure an investor has sufficient A- shares in its account before the market opens on the trading day. Accordingly, if there are insufficient A-shares in an investor’s account before the market opens on the trading day, the sell order will be rejected, which may adversely impact a Fund’s performance.
In addition, Stock Connect operates only on days when both the Chinese and the Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. Therefore, an investment in A-shares through Stock Connect may subject a Fund to the risk of price fluctuations on days when the Chinese markets are open, but Stock Connect is not trading. Each of the SEHK, SSE and SZSE reserves the right to suspend trading through Stock Connect under certain circumstances. Where such a suspension of trading is effected, a Fund’s ability to access A-shares through Stock Connect will be adversely affected. In addition, if one or both of the Chinese and Hong Kong markets are closed on a U.S. trading day, a Fund may not be able to acquire or dispose of A-shares through Stock Connect in a timely manner, which could adversely affect the Fund’s performance.
A Fund’s investments in A-shares through Stock Connect are held by its custodian in accounts in the Central Clearing and Settlement System (“CCASS”) maintained by the Hong Kong Securities Clearing Company Limited (“HKSCC”), which in turn holds the A-shares, as the nominee holder, through an omnibus securities account in its name registered with the CSDCC.
The precise nature and rights of a Fund as the beneficial owner of the SSE Securities or SZSE Securities through HKSCC as nominee is not well defined under PRC law. There is a lack of a clear definition of, and distinction between, legal ownership and beneficial ownership under PRC law and there have been few cases involving a nominee account structure in the PRC courts. The exact nature and methods of enforcement of the rights and interests of a Fund under PRC law is also uncertain.
In the unlikely event that HKSCC becomes subject to winding up proceedings in Hong Kong, there is a risk that the SSE Securities or SZSE Securities may not be regarded as held for the beneficial ownership of a Fund or as part of the general assets of HKSCC available for general distribution to its creditors.
Notwithstanding the fact that HKSCC does not claim proprietary interests in the SSE Securities or SZSE Securities held in its omnibus stock account in the CSDCC, the CSDCC as the share registrar for SSE- or SZSE-listed companies will still treat HKSCC as one of the shareholders when it handles corporate actions in respect of such SSE Securities or SZSE Securities.
HKSCC monitors the corporate actions affecting SSE Securities and SZSE Securities and keeps participants of CCASS informed of all such corporate actions that require CCASS participants to take steps in order to participate in them. A Fund will therefore depend on HKSCC for both settlement and notification and implementation of corporate actions.
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The HKSCC is responsible for the clearing, settlement and provision of depositary, nominee and other related services of the trades executed by Hong Kong market participants and investors. Accordingly, investors do not hold SSE Securities or SZSE Securities directly; rather, they are held through their brokers’ or custodians’ accounts with CCASS. The HKSCC and the CSDCC establish clearing links and each has become a participant of the other to facilitate clearing and settlement of cross-border trades. Should CSDCC default and the CSDCC be declared as a defaulter, HKSCC’s liabilities in Stock Connect under its market contracts with clearing participants will be limited to assisting clearing participants in pursuing their claims against the CSDCC. In that event, a Fund may suffer delays in the recovery process or may not be able to fully recover its losses from the CSDCC.
Market participants are able to participate in Stock Connect subject to meeting certain information technology capability, risk management and other requirements as may be specified by the relevant exchange and/or clearing house. Further, the “connectivity” in Stock Connect requires the routing of orders across the borders of Hong Kong and the PRC. This requires the development of new information technology systems on the part of the SEHK and exchange participants. There is no assurance that these systems will function properly or will continue to be adapted to changes and developments in both markets. In the event that the relevant systems fail to function properly, trading in A-shares through Stock Connect could be disrupted, and a Fund’s ability to achieve its investment objective may be adversely affected.
The Shanghai Connect program, launched in November 2014, and the Shenzhen Connect program, launched in December 2016, do not have an extensive operating history. Stock Connect is subject to regulations promulgated by regulatory authorities and implementation rules made by the stock exchanges in the PRC and Hong Kong. There is no certainty as to how the current regulations will be applied or interpreted going forward, and new or revised regulations may be issued from time to time by the regulators and stock exchanges in China and Hong Kong in connection with operations, legal enforcement and cross-border trades under Stock Connect. In addition, there can be no assurance that Stock Connect will not be discontinued. A Fund may be adversely affected as a result of such changes. Furthermore, the securities regimes and legal systems of China and Hong Kong differ significantly and issues may arise based on these differences. Further, different fees, costs and taxes are imposed on foreign investors acquiring A-shares through Stock Connect, and these fees, costs and taxes may be higher than comparable fees, costs and taxes imposed on owners of other Chinese securities providing similar investment exposure.
A-Share Market Suspension Risk. A-shares may only be bought from, or sold to, a Fund at times when the relevant A-shares may be sold or purchased on the relevant Chinese stock exchange. The A-shares market can have a higher propensity for trading suspensions than many other global equity markets. Trading suspensions in certain stocks could lead to greater market execution risk, valuation risks and liquidity risks and costs for a Fund, as well as for Authorized Participants that create and redeem Creation Units of the Fund. The SSE and SZSE currently apply a daily limit, set at 10%, of the amount of fluctuation permitted in the prices of A-shares during a single trading day. The daily limit refers to price movements only and does not restrict trading within the relevant limit. There can be no assurance that a liquid market on an exchange will exist for any particular A-share or for any particular time. This could increase a Fund’s tracking error and/or cause a Fund to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Given that the A-shares market is considered volatile and unstable (with the risk of widespread trading suspensions or government intervention), the creation and redemption of Creation Units may also be disrupted.
Risk of Investing in Developed Countries.  Many countries with developed markets have recently experienced significant economic pressures. These countries generally tend to rely on the services sectors (e.g., the financial services sector) as the primary source of economic growth and may be susceptible to the risks of individual service sectors. For example, companies in the financial services sector are subject to governmental regulation and, recently, government intervention, which may adversely affect the scope of their activities, the prices they can charge and amount of capital they must maintain. Dislocations in the financial sector and perceived or actual governmental influence over certain financial companies may lead to credit rating downgrades and, as a result, impact, among other things, revenue growth for such companies. If financial companies experience a prolonged decline in revenue growth, certain developed countries that rely heavily on financial companies as an economic driver may experience a correlative slowdown. Concerns have emerged with respect to the economic health of certain developed countries. These concerns primarily stem from heavy indebtedness of many developed countries and their perceived inability to continue to service high debt loads without simultaneously implementing stringent austerity measures. Such concerns have led to tremendous downward pressure on the economies of these countries. As a result, it is possible that interest rates on debt of certain developed countries may rise to levels that make it difficult for such countries to service such debt. Spending on health care and retirement pensions in most developed countries has risen dramatically. Medical innovation, extended life expectancy and higher public expectations are likely to continue the increase
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in health care and pension costs. Any increase in health care and pension costs will likely have a negative impact on the economic growth of many developed countries. Certain developed countries rely on imports of certain key items, such as crude oil, natural gas, and other commodities. As a result, an increase in demand for, or price fluctuations of, certain commodities may negatively affect developed country economies. Developed market countries generally are dependent on the economies of certain key trading partners. Changes in any one economy may cause an adverse impact on several developed countries. In addition, heavy regulation of, among others, labor and product markets may have an adverse effect on certain issuers. Such regulations may negatively affect economic growth or cause prolonged periods of recession. Such risks, among others, may adversely affect the value of a Fund’s investments.
Risk of Investing in Emerging Markets.  Investments in emerging market countries may be subject to greater risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) companies, custodians, clearinghouses, foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer's ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on standard payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) there may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign parties; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities; and (xi) lack of financial reporting on a regular basis, substandard disclosure and differences in accounting standards may make it difficult to ascertain the financial health of an issuer. The Funds are not actively managed and do not select investments based on investor protection considerations.
Emerging market securities markets are typically marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. In addition, brokerage and other costs associated with transactions in emerging market securities can be higher, sometimes significantly, than similar costs incurred in securities markets in developed countries. Although some emerging markets have become more established and tend to issue securities of higher credit quality, the markets for securities in other emerging market countries are in the earliest stages of their development, and these countries issue securities across the credit spectrum. Even the markets for relatively widely traded securities in emerging market countries may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities markets of developed countries. The limited size of many of these securities markets can cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, prices may be unduly influenced by traders who control large positions in these markets. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of emerging market country securities may also affect a Fund's ability to accurately value its portfolio securities or to acquire or dispose of securities at the price and time it wishes to do so or in order to meet redemption requests.
Many emerging market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Sudden changes in governments may result in policies which are less favorable to investors such as policies designed to expropriate or nationalize “sovereign” assets. Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.
Investment in the securities markets of certain emerging market countries is restricted or controlled to varying degrees. These restrictions may limit a Fund's investment in certain emerging market countries and may increase the expenses of the Fund. Certain emerging market countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the company available for purchase by nationals.
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Many emerging market countries lack the social, political, and economic stability characteristic of the U.S. Political instability among emerging market countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars, and religious oppression. Economic instability in emerging market countries may take the form of: (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation; and (v) imposition of trade barriers.
A Fund's income and, in some cases, capital gains from foreign securities will be subject to applicable taxation in certain of the emerging market countries in which it invests, and treaties between the U.S. and such countries may not be available in some cases to reduce the otherwise applicable tax rates.
Emerging markets also have different clearance and settlement procedures, and in certain of these emerging markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.
In the past, certain governments in emerging market countries have become overly reliant on the international capital markets and other forms of foreign credit to finance large public spending programs, which in the past have caused huge budget deficits. Often, interest payments have become too overwhelming for a government to meet, representing a large percentage of total GDP. These foreign obligations have become the subject of political debate and served as fuel for political parties of the opposition, which pressure the government not to make payments to foreign creditors, but instead to use these funds for, among other things, social programs. Either due to an inability to pay or submission to political pressure, foreign governments have been forced to seek a restructuring of their loan and/or bond obligations, have declared a temporary suspension of interest payments or have defaulted. These events have adversely affected the values of securities issued by foreign governments and corporations domiciled in those countries and have negatively affected not only their cost of borrowing, but their ability to borrow in the future as well.
Risk of Investing in Europe.  Investing in European countries exposes a Fund to the economic and political risks associated with Europe in general and the specific European countries in which it invests. The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. A Fund makes investments in securities of issuers that are domiciled in, have significant operations in, or that are listed on at least one securities exchange within member states of the European Union (the “EU”). A number of countries within the EU are also members of the Economic and Monetary Union (the “eurozone”) and have adopted the euro as their currency. Eurozone membership requires member states to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Changes in import or export tariffs, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro and other currencies of certain EU countries which are not in the eurozone, the default or threat of default by an EU member state on its sovereign debt, and/or an economic recession in an EU member state may have a significant adverse effect on the economies of other EU member states and their trading partners. Although certain European countries are not in the eurozone, many of these countries are obliged to meet the criteria for joining the eurozone.
Consequently, these countries must comply with many of the restrictions noted above. The European financial markets have experienced volatility and adverse trends due to concerns about economic downturns, government debt levels and the possible default of government debt in several European countries, including, but not limited to, Austria, Belgium, Cyprus, France, Greece, Ireland, Italy, Portugal, Spain and Ukraine. In order to prevent further economic deterioration, certain countries, without prior warning, can institute “capital controls.” Countries may use these controls to restrict volatile movements of capital entering and exiting their country. Such controls may negatively affect a Fund’s investments. A default or debt restructuring by any European country would adversely impact holders of that country’s debt and sellers of credit default swaps linked to that country’s creditworthiness, which may be located in countries other than those listed above. In addition, the credit ratings of certain European countries were downgraded in the past. These events have adversely affected the value and exchange rate of the euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the euro and non-EU member states. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the
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euro and/or withdraw from the EU. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching and could adversely impact the value of a Fund’s investments in the region.
The United Kingdom (the “U.K.”) left the EU (“Brexit”) on January 31, 2020. Brexit could adversely affect European or worldwide political, regulatory, economic or market conditions and could contribute to instability in global political institutions, regulatory agencies and financial markets.
Certain European countries have also developed increasingly strained relationships with the U.S., and if these relations were to worsen, they could adversely affect European issuers that rely on the U.S. for trade. The national politics of countries in Europe have been unpredictable and subject to influence by disruptive political groups and ideologies, including for example, secessionist movements. The governments of European countries may be subject to change and such countries may experience social and political unrest. Unanticipated or sudden political or social developments may result in sudden and significant investment losses. The occurrence of terrorist incidents throughout Europe or war in the region also could impact financial markets. The impact of these events is not clear but could be significant and far-reaching and could adversely affect the value and liquidity of a Fund's investments.
Russian Invasion of Ukraine. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, import and export restrictions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, may impact Russia's economy, Russian issuers of securities in which a Fund invests, or the economies of Europe as a whole. Actual and threatened responses to Russian military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and are likely to have collateral impacts on such sectors across Europe and globally.
Risk of Investing in Japan.  Japan may be subject to political, economic, labor and other risks. Any of these risks, individually or in the aggregate, can impact an investment made in Japan.
Currency Risk. The Japanese yen has fluctuated widely at times and any increase in its value may cause a decline in exports that could weaken the Japanese economy. Japan has, in the past, intervened in the currency markets to attempt to maintain or reduce the value of the yen. Japanese intervention in the currency markets could cause the value of the yen to fluctuate sharply and unpredictably and could cause losses to investors.
Economic Risk. The growth of Japan’s economy has recently lagged that of its Asian neighbors and other major developed economies. Since 2000, Japan’s economic growth rate has generally remained low relative to other advanced economies, and it may remain low in the future. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. Japan is also heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the Japanese economy.
Geographic Risk. Natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could occur in Japan or surrounding areas and could negatively affect the Japanese economy, and, in turn, could negatively affect a Fund.
Labor Risk. Japan has an aging workforce and has experienced a significant population decline in recent years. Japan’s labor market appears to be undergoing fundamental structural changes, as a labor market traditionally accustomed to lifetime employment adjusts to meet the need for increased labor mobility, which may adversely affect Japan’s economic competitiveness.
Large Government and Corporate Debt Risk. The Japanese economy faces several concerns, including a financial system with large levels of nonperforming loans, over-leveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, and large government deficits. These issues may cause a slowdown of the Japanese economy.
Political Risk. Historically, Japan has had unpredictable national politics and may experience frequent political turnover. Future political developments may lead to changes in policy that might adversely affect a Fund’s investments. In addition, China has
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become an important trading partner with Japan. Japan’s political relationship with China, however, has been strained. Should political tension increase, it could adversely affect the Japanese economy and destabilize the region as a whole.
Security Risk. Japan's relations with its neighbors, particularly China, North Korea, South Korea and Russia, have at times been strained due to territorial disputes, historical animosities and defense concerns. Most recently, the Japanese government has shown concern over the increased nuclear and military activity by North Korea and China. Strained relations may cause uncertainty in the Japanese markets and adversely affect the overall Japanese economy, particularly in times of crisis.
Risk of Investing in the Middle East.  Many Middle Eastern countries have little or no democratic tradition, and the political and legal systems in such countries may have an adverse impact on a Fund. Many economies in the Middle East are highly reliant on income from the sale of oil and natural gas or trade with countries involved in the sale of oil and natural gas, and their economies are therefore vulnerable to changes in the market for oil and natural gas and foreign currency values. As global demand for oil and natural gas fluctuates, many Middle Eastern economies may be significantly impacted.
In addition, many Middle Eastern governments have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, a Middle Eastern country’s government may own or control many companies, including some of the largest companies in the country. Accordingly, governmental actions in the future could have a significant effect on economic conditions in Middle Eastern countries. This could affect private sector companies and a Fund, as well as the value of securities in a Fund's portfolio.
Certain Middle Eastern markets are in the earliest stages of development. As a result, there may be a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Brokers in Middle Eastern countries typically are fewer in number and less capitalized than brokers in the U.S.
The legal systems in certain Middle Eastern countries also may have an adverse impact on a Fund. For example, the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation generally is limited to the amount of the shareholder’s investment. However, the notion of limited liability is less clear in certain Middle Eastern countries. Each Fund therefore may be liable in certain Middle Eastern countries for the acts of a corporation in which it invests for an amount greater than its actual investment in that corporation. Similarly, the rights of investors in Middle Eastern issuers may be more limited than those of shareholders of a U.S. corporation. It may be difficult or impossible to obtain or enforce a legal judgment in a Middle Eastern country. Some Middle Eastern countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Fund. For example, certain countries may require governmental approval prior to investment by foreign persons or limit the amount of investment by foreign persons in a particular issuer. Certain Middle Eastern countries may also limit investment by foreign persons to only a specific class of securities of an issuer that may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals of the relevant Middle Eastern country.
The manner in which foreign investors may invest in companies in certain Middle Eastern countries, as well as limitations on those investments, may have an adverse impact on the operations of a Fund. For example, in certain of these countries, a Fund may be required to invest initially through a local broker or other entity and then have the shares that were purchased re-registered in the name of a Fund. Re-registration in some instances may not be possible on a timely basis. This may result in a delay during which a Fund may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where a Fund places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has already been filled and, consequently, a Fund may not be able to invest in the relevant company.
Substantial limitations may exist in certain Middle Eastern countries with respect to a Fund’s ability to repatriate investment income or capital gains. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to a Fund of any restrictions on investment.
Certain Middle Eastern countries may be heavily dependent upon international trade and, consequently, have been and may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These countries also have been and may continue to be adversely impacted by economic conditions in the countries with which they trade. In addition, certain issuers located in Middle Eastern countries in which a Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. government and the United Nations, and/or countries identified
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by the U.S. government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. A Fund, as an investor in such issuers, will be indirectly subject to those risks.
Certain Middle Eastern countries have strained relations with other Middle Eastern countries due to territorial disputes, historical animosities, international alliances, defense concerns or other reasons, which may adversely affect the economies of these Middle Eastern countries. Certain Middle Eastern countries experience significant unemployment, as well as widespread underemployment. There has also been a recent increase in recruitment efforts and an aggressive push for territorial control by terrorist groups in the region, which has led to an outbreak of warfare and hostilities. Warfare in Syria has spread to surrounding areas, including many portions of Iraq and Turkey. Such hostilities may continue into the future or may escalate at any time due to ethnic, racial, political, religious or ideological tensions between groups in the region or foreign intervention or lack of intervention, among other factors.
Risk of Investing in North America.  A decrease in imports or exports, changes in trade regulations or an economic recession in any North American country can have a significant economic effect on the entire North American region and on some or all of the North American countries in which a Fund invests.
The U.S. is Canada's and Mexico's largest trading and investment partner. The Canadian and Mexican economies are significantly affected by developments in the U.S. economy. Since the implementation of the North American Free Trade Agreement (“NAFTA”) in 1994 among Canada, the U.S. and Mexico, total merchandise trade among the three countries has increased. However, political developments including the implementation of tariffs by the U.S., and the renegotiation of NAFTA in the form of the United States-Mexico-Canada Agreement (“USMCA”), which replaced NAFTA on July 1, 2020, could negatively affect North America’s economic outlook and, as a result, the value of securities held by a Fund. Policy and legislative changes in one country may have a significant effect on North American markets generally, as well as on the value of certain securities held by a Fund.
Risk of Investing in Russia.  Investing in the Russian securities market involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities market, and should be considered highly speculative. Risks include: the absence of developed legal structures governing private and foreign investments and private property; the possibility of the loss of all or a substantial portion of a Fund’s assets invested in Russia as a result of expropriation; certain national policies which may restrict the Fund’s investment opportunities, including, without limitation, restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and potentially greater price volatility in, significantly smaller capitalization of, and relative illiquidity of, the Russian market. There can also be no assurance that a Fund’s investments in the Russian securities market would not be expropriated, nationalized or otherwise confiscated. In the event of the settlement of any such claims or such expropriation, nationalization or other confiscation, a Fund could lose its entire investment. In addition, it may be difficult and more costly to obtain and enforce a judgment in the Russian court system.
Russia may also be subject to a greater degree of economic, political and social instability than is the case in other developed countries. Such instability may result from, among other things, the following: (i) an authoritarian government or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations, including armed conflict, with neighboring countries; and (v) ethnic, religious and racial disaffection.
The Russian economy is heavily dependent upon the export of a range of commodities including most industrial metals, forestry products and oil and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products. Any acts of terrorism or armed conflicts in Russia or internationally could have an adverse effect on the financial and commodities markets and the global economy. As Russia produces and exports large amounts of crude oil and gas, any acts of terrorism or armed conflict causing disruptions of Russian oil and gas exports could negatively affect the Russian economy and, thus, adversely affect the financial condition, results of operations or prospects of related companies. Current and future economic sanctions may also adversely affect the Russian oil, banking, mining, metals, rail, pipeline and gas sectors, among other sectors.
The Russian government may exercise substantial influence over many aspects of the private sector and may own or control many companies. Future government actions could have a significant effect on the economic conditions in Russia, which could have a negative impact on private sector companies. There is also the possibility of diplomatic developments that could
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adversely affect investments in Russia. In recent years, the Russian government has begun to take bolder steps to re-assert its regional geopolitical influence (including military steps) and launched a large-scale invasion of Ukraine on February 24, 2022. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Such steps have increased tensions between Russia and its neighbors and Western countries and may negatively affect economic growth. Actual and threatened responses by other nation-states to Russia’s alleged cyber activity may have an adverse impact on the Russian economy and the Russian issuers of securities in which a Fund invests. For example, the U.S. has added certain foreign technology companies to the U.S. Department of Commerce’s Bureau of Industry and Security’s “Entity List,” which is a list of companies believed to pose a national security risk to the U.S. Actions like these may have unanticipated and disruptive effects on the Russian economy.
Russian invasion of Ukraine. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, import and export restrictions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, may impact Russia’s economy, Russian issuers of securities in which a Fund invests, or the economies of Europe as a whole. Actual and threatened responses to Russian military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and are likely to have collateral impacts on such sectors across Europe and globally.
Russia Sanctions. Governments in the U.S. and many other countries (collectively, the “Sanctioning Bodies”) have imposed economic sanctions on certain Russian individuals, including politicians, and Russian corporate and banking entities, including banning Russia from global payments systems that facilitate cross-border payments. The Sanctioning Bodies, or others, could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. These sanctions could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of a Fund to buy, sell, receive or deliver those securities and/or assets. Recently, Russia has issued a number of countersanctions, some of which restrict the distribution of profits by limited liability companies (e.g., dividends), and prohibits Russian persons from entering into transactions with designated persons from “unfriendly states” as well as the export of raw materials or other products from Russia to certain sanctioned persons.
The sanctions against certain Russian issuers include prohibitions on transacting in or dealing in issuances of debt or equity of such issuers. Compliance with each of these sanctions has and may continue to impair the ability of a Fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. If it becomes impracticable or unlawful for a Fund to hold securities subject to, or otherwise affected by, sanctions (collectively, “affected securities”), or if deemed appropriate by BFA, a Fund may prohibit in-kind deposits of the affected securities in connection with creation transactions and instead require a cash deposit, which may also increase a Fund’s transaction costs. A Fund may also be legally required to freeze assets in a blocked account.
Sanctions have resulted in Russia taking counter measures or retaliatory actions, which has impaired the value and liquidity of Russian securities. These retaliatory measures include the immediate freeze of Russian assets held by a Fund. Due to such a freeze of these assets, including depositary receipts, a Fund may need to liquidate non-restricted assets in order to satisfy any Fund redemption orders. The liquidation of Fund assets during this time may also result in a Fund receiving substantially lower prices for its securities. Russia may implement additional retaliatory measures, which may further impair the value and liquidity of Russian securities and the ability of the Fund to receive dividend payments. Recently, Russia has issued a number of countersanctions, some of which restrict the distribution of profits by limited liability companies (e.g., dividends), and prohibits Russian persons from entering into transactions with designated persons from “unfriendly states” as well as the export of raw materials or other products from Russia to certain sanctioned persons. Russian companies may be unable to pay dividends and, if they pay dividends, the Fund may be unable to receive them.
These sanctions, the decision by Russia to suspend trading on the Moscow Exchange (MOEX) and prohibit non-resident investors from executing security sales, and other events have led to changes in the Fund's underlying index. The Fund’s Index Provider has removed Russian securities from the underlying index. To the extent that the Fund rebalances its portfolio and trades in non-Russian securities to seek to track the investment results of the underlying index, this may result in transaction costs and increased tracking error. The Fund is currently restricted from trading in Russian securities, including
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those in its portfolio, while the underlying index has removed Russian securities. This disparity will also lead to increased tracking error. The inability of the Fund to trade in Russian securities may adversely affect the Fund’s ability to meet its investment objective. It is unknown when, or if, sanctions may be lifted or the Fund’s ability to trade in Russian securities will resume.
Also, if an affected security is included in a Fund’s underlying index, a Fund may, where practicable, seek to eliminate its holdings of the affected security by employing or augmenting its representative sampling strategy to seek to track the investment results of its underlying index. The use of (or increased use of) a representative sampling strategy may increase a Fund’s tracking error risk. If the affected securities constitute a significant percentage of the underlying index, a Fund may not be able to effectively implement a representative sampling strategy, which may result in significant tracking error between a Fund’s performance and the performance of its underlying index.
Risk of Investing in Saudi Arabia.   The ability of foreign investors (such as the Funds) to invest in the securities of Saudi Arabian issuers is relatively new. Such ability could be restricted by the Saudi Arabian government at any time, and unforeseen risks could materialize with respect to foreign ownership in such securities. In addition, the Capital Market Authority (“CMA”) places investment limitations on the ownership of the securities of Saudi Arabian issuers by foreign investors, including a limitation on a Fund’s ownership of the securities of any single issuer listed on the Saudi Arabian Stock Exchange, which may prevent a Fund from investing in accordance with its strategy and contribute to tracking error against the Underlying Index. These restrictions may be changed or new restrictions, such as licensing requirements, special approvals or additional foreign taxes, may be instituted at any time. A Fund may not be able to obtain or maintain any such licenses or approvals and may not be able to buy and sell securities at full value. Major disruptions or regulatory changes could occur in the Saudi Arabian market, any of which could negatively impact a Fund. These risks may be exacerbated, compared to more developed markets, given the limited history of foreign investment in the Saudi Arabian market. Investments in Saudi Arabia may also be subject to loss due to expropriation or nationalization of assets and property or the imposition of restrictions on additional foreign investments and repatriation of capital. Such heightened risks may include, among others, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, crime and instability as a result of religious, ethnic and/or socioeconomic unrest. Saudi Arabia has privatized, or has begun the process of privatizing, certain entities and industries. Newly privatized companies may face strong competition from government-sponsored competitors that have not been privatized. In some instances, investors in newly privatized entities have suffered losses due to the inability of the newly privatized entities to adjust quickly to a competitive environment or changing regulatory and legal standards or, in some cases, due to re-nationalization of such privatized entities. There is no assurance that similar losses will not recur. Saudi Arabia is highly reliant on income from the sale of petroleum and trade with other countries involved in the sale of petroleum, and its economy is therefore vulnerable to changes in foreign currency values and the market for petroleum, as well as acts targeting petroleum production or processing facilities in Saudi Arabia. As global demand for petroleum fluctuates, Saudi Arabia may be significantly impacted. In the recent past, the Saudi Arabian government has explored privatization and diversification of the economy in the wake of a diminished petroleum market.
Like most Middle Eastern governments, the government of Saudi Arabia exercises substantial influence over many aspects of the private sector. Although liberalization in the wider economy is underway, in many areas it has lagged significantly: restrictions on foreign ownership persist, and the government has an ownership stake in many key industries. The situation is exacerbated by the fact that Saudi Arabia is governed by an absolute monarchy. Saudi Arabia has historically experienced strained relations with economic partners worldwide, including other countries in the Middle East, due to geopolitical events. Incidents involving a Middle Eastern country’s or the region’s security, including terrorism, may cause uncertainty in their markets and may adversely affect its economy and a Fund’s investments.
Governmental actions in the future could have a significant effect on economic conditions in Saudi Arabia, which could affect private sector companies and a Fund, as well as the value of securities in a Fund’s portfolio. Any economic sanctions on Saudi Arabian individuals or Saudi Arabian corporate entities, or even the threat of sanctions, may result in the decline of the value and liquidity of Saudi Arabian securities, a weakening of the Saudi riyal or other adverse consequences to the Saudi Arabian economy. Any sanctions could also result in the immediate freeze of Saudi Arabian securities and/or funds investing in prohibited assets, impairing the ability of a Fund to buy, sell, receive or deliver those securities and/or assets. In addition, Saudi Arabia’s economy relies heavily on cheap, foreign labor, and changes in the availability of this labor supply could have an adverse effect on the economy.
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The securities markets in Saudi Arabia may not be as developed as those in other countries. As a result, securities markets in Saudi Arabia are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. Shares of certain Saudi Arabian companies tend to trade less frequently than those of companies on exchanges in more developed markets. Such infrequent trading may adversely affect the pricing of these securities and a Fund’s ability to sell these securities in the future.
Although the political situation in Saudi Arabia is largely stable, Saudi Arabia has historically experienced political instability, and there remains the possibility that the stability will not hold in the future or that instability in the larger Middle East region could adversely impact the economy of Saudi Arabia. Instability may be caused by military developments, government interventions in the marketplace, terrorism, extremist attitudes, attempted social or political reforms, religious differences, or other factors. Additionally, anti-Western views held by certain groups in the Middle East may influence government policies regarding foreign investment. Further developments in U.S. relations with Saudi Arabia and other Middle-Eastern countries may affect these attitudes and policies. The U.S. is a significant trading partner of, or foreign investor in, Saudi Arabia. As a result, economic conditions of Saudi Arabia may be particularly affected by changes in the U.S. economy. A decrease in U.S. imports or exports, new trade and financial regulations or tariffs, changes in the U.S. dollar exchange rate or an economic slowdown in the U.S. may have a material adverse effect on the economic conditions of Saudi Arabia and, as a result, securities to which a Fund has exposure. Political instability in North Africa and the larger Middle East region has caused significant disruptions to many industries. Continued political and social unrest in these areas may negatively affect the value of securities in a Fund’s portfolio.
Certain issuers located in Saudi Arabia may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. A Fund, as an investor in such issuers, will be indirectly subject to those risks.
Risk of Investing in the Automotive Sub-Industry.  The automotive sub-industry can be highly cyclical, and companies in the automotive sub-industry may suffer periodic losses. The automotive sub-industry is also highly competitive and there may be, at times, excess capacity in the global and domestic automotive sub-industry. Over the last several decades, the U.S. automotive sub-industry has experienced periodic downturns; certain automotive companies required stimulus from the U.S. government, while others formed strategic industry alliances in order to weather the substantially difficult market conditions. In general, the automotive sub-industry is susceptible to labor disputes, product defect litigation, patent expiration, increased pension liabilities, rise in material or component prices and changing consumer tastes.
Risk of Investing in the Basic Materials Industry.  Issuers in the basic materials industry could be adversely affected by commodity price volatility, inflation, exchange rate fluctuations, social and political unrest, import controls and increased competition. Companies in the basic materials industry may be subject to swift fluctuations in supply and demand. Fluctuations may be caused by events relating to political and economic developments, the environmental impact of basic materials operations, and the success of exploration projects. Production of industrial materials often exceeds demand as a result of over-building or economic downturns, leading to poor investment returns. Issuers in the basic materials industry are at risk for environmental damage and product liability claims and may be adversely affected by depletion of resources, delays in technical progress, labor relations, tax and government regulations related to changes to, among other things, energy and environmental policies.
Risk of Investing in the Communication Services Sector.  The communication services sector consists of both companies in the telecommunication services industry as well as those in the media and entertainment industry. Examples of companies in the telecommunication services industry group include providers of fiber-optic, fixed-line, cellular and wireless telecommunications networks. Companies in the media and entertainment industry group encompass a variety of services and products including television broadcasting, gaming products, social media, networking platforms, online classifieds, online review websites, and Internet search engines. Companies in the communication services sector may be affected by industry competition, substantial capital requirements, government regulation, and obsolescence of communications products and services due to technological advancement. Fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services
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company's profitability. In addition, while all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.
The communication services sector of a country’s economy is often subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new regulatory requirements may negatively affect the business of communications companies. Government actions around the world, specifically in the area of pre-marketing clearance of products and prices, can be arbitrary and unpredictable. The communications services industry can also be significantly affected by intense competition for market share, including competition with alternative technologies such as wireless communications, product compatibility and standardization, consumer preferences, rapid product obsolescence, research and development of new products, lack of standardization or compatibility with existing technologies, and a dependency on patent and copyright protections. Companies in the communication services sector may encounter distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in developing new products and services using new technology. Technological innovations may make the products and services of certain communications companies obsolete.
Telecommunications providers with exposure to the U.S. are generally required to obtain franchises or licenses in order to provide services in a given location. Licensing and franchise rights in the telecommunications sector are limited, which may provide an advantage to certain participants. Limited availability of such rights, high barriers to market entry and regulatory oversight, among other factors, have led to consolidation of companies within the sector, which could lead to further regulation or other negative effects in the future. Telecommunication providers investing in non-U.S. countries may be subject to similar risks. Additional risks include those related to competitive challenges in the U.S. from non-U.S. competitors engaged in strategic joint ventures with U.S. companies and in non-U.S. markets from both U.S. and non-U.S. competitors.
Companies in the media and entertainment industries can be significantly affected by several factors, including competition, particularly in formulation of products and services using new technologies, cyclicality of revenues and earnings, a potential decrease in the discretionary income of targeted individuals, changing consumer tastes and interests, and the potential increase in government regulation. Companies in the media and entertainment industries may become obsolete quickly. Advertising spending can be an important revenue source for media and entertainment companies. During economic downturns advertising spending typically decreases and, as a result, media and entertainment companies tend to generate less revenue.
Risk of Investing in the Consumer Cyclical Industry.  A Fund may invest in consumer cyclical companies, which rely heavily on business cycles and economic conditions. Consumer cyclical companies include automotive manufacturers, retail companies, and housing-related companies. The consumer cyclical industry can be significantly affected by several factors, including, without limitation, the performance of domestic and international economies, exchange rates, changing consumer tastes and trends, marketing campaigns, cyclical revenue generation, consumer confidence, commodity price volatility, labor relations, interest rates, import and export controls, intense competition, technological developments and government regulation.
Risk of Investing in the Consumer Discretionary Sector.  Companies engaged in the design, production or distribution of products or services for the consumer discretionary sector (including, without limitation, television and radio broadcasting, manufacturing, publishing, recording and musical instruments, motion pictures, photography, amusement and theme parks, gaming casinos, sporting goods and sports arenas, camping and recreational equipment, toys and games, apparel, travel-related services, automobiles, hotels and motels, and fast food and other restaurants) are subject to the risk that their products or services may become obsolete quickly. The success of these companies can depend heavily on disposable household income and consumer spending. During periods of an expanding economy, the consumer discretionary sector may outperform the consumer staples sector, but may underperform when economic conditions worsen. Moreover, the consumer discretionary sector can be significantly affected by several factors, including, without limitation, the performance of domestic and international economies, exchange rates, changing consumer preferences, demographics, marketing campaigns, cyclical revenue generation, consumer confidence, commodity price volatility, labor relations, interest rates, import and export controls, intense competition, technological developments and government regulation.
Risk of Investing in the Consumer Staples Sector.  Companies in the consumer staples sector may be adversely affected by changes in the global economy, consumer spending, competition, demographics and consumer preferences, and production spending. Companies in the consumer staples sector may also be affected by changes in global economic, environmental
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and political events, economic conditions, the depletion of resources, and government regulation. For instance, government regulations may affect the permissibility of using various food additives and production methods of companies that make food products, which could affect company profitability. In addition, tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Companies in the consumer staples sector also may be subject to risks pertaining to the supply of, demand for and prices of raw materials. The prices of raw materials fluctuate in response to a number of factors, including, without limitation, changes in government agricultural support programs, exchange rates, import and export controls, changes in international agricultural and trading policies, and seasonal and weather conditions. Companies in the consumer staples sector may be subject to severe competition, which may also have an adverse impact on their profitability.
Risk of Investing in the Energy Sector.  Companies in the energy sector are strongly affected by the changes in and volatility of global energy prices, energy supply and demand, government regulations and policies, energy production and conservation efforts, technological change, development of alternative energy sources, and other factors that they cannot control. Energy companies may have relatively high levels of debt and may be more likely to restructure their businesses if there are downturns in energy markets or in the global economy. If an energy company in a Fund's portfolio becomes distressed, a Fund could lose all or a substantial portion of its investment. The energy sector is cyclical and is highly dependent on commodity prices. Prices and supplies of energy may fluctuate significantly over short and long periods of time due to, among other things, national and international political changes, Organization of Petroleum Exporting Countries (“OPEC”) policies, changes in relationships among OPEC members and between OPEC and oil-importing nations, the regulatory environment, taxation policies, the enactment or cessation of trade sanctions, war or other geopolitical conflicts, and the economies of key energy-consuming countries. Companies in the energy sector may be adversely affected by terrorism, cyber incidents, natural disasters or other catastrophes. Companies in the energy sector are at risk of liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims. Significant oil and gas deposits are located in emerging markets countries where corruption and security may raise significant risks, in addition to the other risks of investing in emerging markets. Additionally, the Middle East, where many companies in the energy sector may operate, has experienced conflict and unrest. Companies in the energy sector may also be adversely affected by changes in exchange rates, interest rates, economic conditions, tax treatment, government regulation and intervention, negative perception, efforts at energy conservation and world events in the regions in which the companies operate (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). Because a significant portion of revenues of companies in this sector is derived from a relatively small number of customers that are largely composed of governmental entities and utilities, governmental budget constraints may have a significant impact on companies in this sector. The energy sector is highly regulated. Entities operating in the energy sector are subject to significant regulation of nearly every aspect of their operations by governmental agencies. Such regulation can change rapidly or over time in both scope and intensity. Stricter laws, regulations or enforcement policies could be enacted, which would likely increase compliance costs and may materially adversely affect the financial performance of companies in the energy sector.
The energy sector may experience significant market volatility. For example, Russia’s large-scale invasion of Ukraine on February 24, 2022 led to further disruptions and increased volatility in the energy and commodity futures markets due to actual and potential disruptions in the supply and demand for certain commodities, including oil and natural gas. The U.S. and other actors have enacted various sanctions and restrictions on business dealings with Russia, which include restrictions on imports of oil, natural gas and coal. The effect of the current sanctions and restrictions, as well as the extent and duration of the Russian military action, additional sanctions and associated market disruptions on the energy sector, are impossible to predict and depend on a number of factors. The effect of these events or any related developments could be significant and may have a severe adverse effect on the performance of a Fund.
Risk of Investing in the Financials Sector.  Companies in the financials sector include small, regional and money center banks, securities brokerage firms, asset management companies, savings banks and thrift institutions, specialty finance companies (e.g., credit card, mortgage providers), insurance and insurance brokerage firms, consumer finance firms, financial conglomerates and foreign banking and financial companies.
Most financial companies are subject to extensive governmental regulation, which limits their activities and may affect their ability to earn a profit from a given line of business. Government regulation may change frequently and may have significant adverse consequences for companies in the financials sector, including effects not intended by the regulation. Direct governmental intervention in the operations of financial companies and financial markets may materially and adversely affect the companies in which a Fund invests, including legislation in many countries that may increase government regulation,
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repatriation and other intervention. The impact of governmental intervention and legislative changes on any individual financial company or on the financials sector as a whole cannot be predicted. The valuation of financial companies has been and continues to be subject to unprecedented volatility and may be influenced by unpredictable factors, including interest rate risk and sovereign debt default. Certain financial businesses are subject to intense competitive pressures, including market share and price competition. Financial companies in foreign countries are subject to market-specific and general regulatory and interest rate concerns. In particular, government regulation in certain foreign countries may include taxes and controls on interest rates, credit availability, minimum capital requirements, bans on short sales, limits on prices and restrictions on currency transfers. In addition, companies in the financials sector may be the targets of hacking and potential theft of proprietary or customer information or disruptions in service, which could have a material adverse effect on their businesses.
The profitability of banks, savings and loan associations and other financial companies is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change; for instance, when interest rates go up, the value of securities issued by many types of companies in the financials sector generally goes down. In other words, financial companies may be adversely affected in certain market cycles, including, without limitation, during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and during periods of declining economic conditions, which may cause, among other things, credit losses due to financial difficulties of borrowers.
In addition, general economic conditions are important to the operations of these companies, and financial difficulties of borrowers may have an adverse effect on the profitability of financial companies. Companies in the financials sector are exposed directly to the credit risk of their borrowers and counterparties, who may be leveraged to an unknown degree, including through swaps and other derivatives products, and who at times may be unable to meet their obligations to the financial services companies. Financial services companies may have significant exposure to the same borrowers and counterparties, with the result that a borrower’s or counterparty’s inability to meet its obligations to one company may affect other companies with exposure to the same borrower or counterparty. This interconnectedness of risk, including cross-default risk, may result in significant negative impacts to the financial condition and reputation of companies with direct exposure to the defaulting counterparty as well as adverse cascading effects in the markets and the financials sector generally. Financial companies can be highly dependent upon access to capital markets, and any impediments to such access, such as adverse overall economic conditions or a negative perception in the capital markets of a financial company’s financial condition or prospects, could adversely affect its business. Deterioration of credit markets can have an adverse impact on a broad range of financial markets, causing certain financial companies to incur large losses. In these conditions, companies in the financials sector may experience significant declines in the valuation of their assets, take actions to raise capital and even cease operations. Some financial companies may also be required to accept or borrow significant amounts of capital from government sources and may face future government-imposed restrictions on their businesses or increased government intervention. In addition, there is no guarantee that governments will provide any such relief in the future. These actions may cause the securities of many companies in the financials sector to decline in value.
Risk of Investing in the Healthcare Sector.  Companies in the healthcare sector are often issuers whose profitability may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising or falling costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, a limited number of products, industry innovation, changes in technologies and other market developments. Many healthcare companies are heavily dependent on patent protection and the actual or perceived safety and efficiency of their products.
Patents have a limited duration, and, upon expiration, other companies may market substantially similar “generic” products that are typically sold at a lower price than the patented product, which can cause the original developer of the product to lose market share and/or reduce the price charged for the product, resulting in lower profits for the original developer. As a result, the expiration of patents may adversely affect the profitability of these companies.
In addition, because the products and services of many companies in the healthcare sector affect the health and well-being of many individuals, these companies are especially susceptible to extensive litigation based on product liability and similar claims. Healthcare companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the healthcare sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, which can result in increased development costs, delayed cost recovery and loss of competitive advantage to the extent that rival companies have developed competing products or procedures, adversely affecting the company’s revenues and profitability. In other words, delays in the regulatory approval process may diminish the opportunity for a company to profit from a new product or to bring a new product to market, which could have
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a material adverse effect on a company’s business. Healthcare companies may also be strongly affected by scientific biotechnology or technological developments, and their products may quickly become obsolete. Also, many healthcare companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws. Changes in governmental policies or laws may span a wide range of topics, including cost control, national health insurance, incentives for compensation in the provision of healthcare services, tax incentives and penalties related to healthcare insurance premiums, and promotion of prepaid healthcare plans. In addition, a number of legislative proposals concerning healthcare have been considered by the U.S. Congress in recent years. It is unclear what proposals will ultimately be enacted, if any, and what effect they may have on companies in the healthcare sector.
Additionally, the expansion of facilities by healthcare-related providers may be subject to “determinations of need” by certain government authorities. This process not only generally increases the time and costs involved in these expansions, but also makes expansion plans uncertain, limiting the revenue and profitability growth potential of healthcare-related facilities operators and negatively affecting the prices of their securities. Moreover, in recent years, both local and national governmental budgets have come under pressure to reduce spending and control healthcare costs, which could both adversely affect regulatory processes and public funding available for healthcare products, services and facilities.
Risk of Investing in the Industrials Sector.  The value of securities issued by companies in the industrials sector may be adversely affected by supply of and demand for both their specific products or services and for industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, trade disputes, world events and economic conditions may affect the performance of companies in the industrials sector. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. For example, commodity price declines and unit volume reductions resulting from an over-supply of materials used in the industrials sector can adversely affect the sector. Furthermore, companies in the industrials sector may be subject to liability for environmental damage, product liability claims, depletion of resources, and mandated expenditures for safety and pollution control.
Risk of Investing in the Materials Sector.  Companies in the materials sector may be adversely affected by commodity price volatility, exchange rate fluctuations, social and political unrest, war, import or export controls, increased competition, depletion of resources, technical progress, labor relations and government regulations, and mandated expenditures for safety and pollution control, among other factors. Such risks may adversely affect the issuers to which a Fund has exposure. Companies in the materials sector are also at risk of liability for environmental damage and product liability claims. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns. These risks are heightened for companies in the materials sector located in foreign markets.
Risk of Investing in the Producer Durables Industry.  The producer durables industry includes companies involved in the design, manufacture or distribution of industrial durables such as electrical equipment and components, industrial products, and housing and telecommunications equipment. These companies may be affected by changes in domestic and international economies and politics, consolidation, and excess capacity. Companies in the producer durables industry face intense competition, which may have an adverse effect on their profitability. The success of companies in the producer durables industry may be strongly affected by changes in consumer demands, spending, tastes and preferences. Companies in the producer durables industry may be dependent on outside financing, which may be difficult to obtain. Producer durables companies may be unable to protect their intellectual property rights or may be liable for infringing the intellectual property rights of others. In addition, these companies may be significantly affected by other factors such as economic cycles, rapid technical obsolescence, government regulations, labor relations, delays in modernization, overall capital spending levels and product liability lawsuits.
Risk of Investing in the Real Estate Industry.  Companies in the real estate industry include companies that invest in real estate, such as REITs, real estate holding and operating companies or real estate development companies (collectively, “Real Estate Companies”). Investing in Real Estate Companies exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which Real Estate Companies are organized and operated. The real estate industry is highly sensitive to general and local economic conditions and developments, and characterized by intense competition and periodic overbuilding. Investing in Real Estate Companies involves various risks. Some risks that are specific to Real Estate Companies are discussed in greater detail below.
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Concentration Risk. Real Estate Companies may own a limited number of properties and concentrate their investments in a particular geographic region or property type. Economic downturns affecting a particular region, industry or property type may lead to a high volume of defaults within a short period.
Distressed Investment Risk. Real Estate Companies may invest in distressed, defaulted or out-of-favor bank loans. Identification and implementation by a Real Estate Company of loan modification and restructure programs involves a high degree of uncertainty. Even successful implementation may still require adverse compromises and may not prevent bankruptcy. Real Estate Companies may also invest in other debt instruments that may become non-performing, including the securities of companies with higher credit and market risk due to financial or operational difficulties. Higher risk securities may be less liquid and more volatile than the securities of companies not in distress.
Illiquidity Risk. Investing in Real Estate Companies may involve risks similar to those associated with investing in small-capitalization companies. Real Estate Company securities, like the securities of small-capitalization companies, may be more volatile than, and perform differently from, shares of large-capitalization companies. There may be less trading in Real Estate Company shares, which means that buy and sell transactions in those shares could have a magnified impact on share price, resulting in abrupt or erratic price fluctuations. In addition, real estate is relatively illiquid, and, therefore, a Real Estate Company may have a limited ability to vary or liquidate properties in response to changes in economic or other conditions.
Interest Rate Risk. Rising interest rates could result in higher costs of capital for Real Estate Companies, which could negatively impact a Real Estate Company’s ability to meet its payment obligations. Declining interest rates could result in increased prepayment on loans and require redeployment of capital in less desirable investments.
Leverage Risk. Real Estate Companies may use leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a Real Estate Company’s operations and market value in periods of rising interest rates. Real Estate Companies are also exposed to the risks normally associated with debt financing. Financial covenants related to a Real Estate Company’s leverage may affect the ability of the Real Estate Company to operate effectively. In addition, real property may be subject to the quality of credit extended and defaults by borrowers and tenants. If the properties do not generate sufficient income to meet operating expenses, including, where applicable, debt service, ground lease payments, tenant improvements, third-party leasing commissions and other capital expenditures, the income and ability of a Real Estate Company to make payments of any interest and principal on its debt securities will be adversely affected.
Loan Foreclosure Risk. Real Estate Companies may foreclose on loans that the Real Estate Company originated and/or acquired. Foreclosure may generate negative publicity for the underlying property that affects its market value. In addition to the length and expense of such proceedings, the validity of the terms of the applicable loan may not be recognized in foreclosure proceedings. Claims and defenses asserted by borrowers or other lenders may interfere with the enforcement of rights by a Real Estate Company. Parallel proceedings, such as bankruptcy, may also delay resolution and limit the amount of recovery on a foreclosed loan by a Real Estate Company even where the property underlying the loan is liquidated.
Management Risk. Real Estate Companies are dependent upon management skills and may have limited financial resources. Real Estate Companies are generally not diversified and may be subject to heavy cash flow dependency, default by borrowers and voluntary liquidation. In addition, transactions between Real Estate Companies and their affiliates may be subject to conflicts of interest, which may adversely affect a Real Estate Company’s shareholders. A Real Estate Company may also have joint venture investments in certain of its properties, and, consequently, its ability to control decisions relating to such properties may be limited.
Property Risk. Real Estate Companies may be subject to risks relating to functional obsolescence or reduced desirability of properties; extended vacancies due to economic conditions and tenant bankruptcies; catastrophic events such as earthquakes, hurricanes and terrorist acts; and casualty or condemnation losses. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changes in consumer preferences and values, or increasing vacancies or declining rents resulting from legal, cultural, technological, global or local economic developments.
Regulatory Risk. Real estate income and values may be adversely affected by such factors as applicable domestic and foreign laws (including tax laws). Government actions, such as tax increases, zoning law changes, mandated closures or other commercial restrictions or environmental regulations, also may have a major impact on real estate income and values. In addition, quarterly compliance with regulations limiting the proportion of asset types held by a U.S. REIT may force certain Real Estate Companies to liquidate or restructure otherwise attractive investments. Some countries may not recognize REITs or comparable structures as a viable form of real estate funds.
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Underlying Investment Risk. Real Estate Companies make investments in a variety of debt and equity instruments with varying risk profiles. For instance, Real Estate Companies may invest in debt instruments secured by commercial property that have higher risks of delinquency and foreclosure than loans on single family homes due to a variety of factors associated with commercial property, including the tie between income available to service debt and productive use of the property. Real Estate Companies may also invest in debt instruments and preferred equity that are junior in an issuer’s capital structure and that involve privately negotiated structures. Subordinated debt investments, such as B-Notes and mezzanine loans, involve a greater credit risk of default due to the need to service more senior debt of the issuer. Similarly, preferred equity investments involve a greater risk of loss than conventional debt financing due to their non-collateralized nature and subordinated ranking. Investments in commercial mortgage-backed securities may also be junior in priority in the event of bankruptcy or similar proceedings. Investments in senior loans may be effectively subordinated if the senior loan is pledged as collateral. The ability of a holder of junior claims to proceed against a defaulting issuer is circumscribed by the terms of the particular contractual arrangement, which vary considerably from transaction to transaction.
Risk of Investing in Technology Companies.  Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources and personnel. These companies may face rapid product obsolescence as well as unexpected risks and costs related to new product introduction and technological developments, such as artificial intelligence and machine learning. Technology companies may be adversely affected by disruptions to supply chains and distribution networks as well as issues at third-party partners. They are heavily dependent on patent and other intellectual property rights, and the loss or impairment of these rights may adversely affect their profitability. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action. These companies also may be adversely affected by, among other things, actual or perceived security vulnerabilities or other defects in their products and services, which may result in lawsuits, government enforcement actions and other remediation costs.
Risk of Investing in the Telecommunications Sector.  The telecommunications sector of a country’s economy is often subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new regulatory requirements may negatively affect the business of telecommunications companies. Government actions around the world, specifically in the area of pre-marketing clearance of products and prices, can be arbitrary and unpredictable. Companies in the telecommunications sector may experience distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in developing new products and services using new technology. Technological innovations may make the products and services of certain telecommunications companies obsolete. Finally, while all companies may be susceptible to network security breaches, certain companies in the telecommunications sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.
Risk of Investing in the Utilities Sector.  The utilities sector may be adversely affected by changing commodity prices, government regulation stipulating rates charged by utilities, increased tariffs, changes in tax laws, interest rate fluctuations and changes in the cost of providing specific utility services. The utilities industry is also subject to potential terrorist attacks, natural disasters and severe weather conditions, as well as regulatory and operational burdens associated with the operation and maintenance of nuclear facilities. Government regulators monitor and control utility revenues and costs, and therefore may limit utility profits. In certain countries, regulatory authorities may also restrict a company’s access to new markets, thereby diminishing the company’s long-term prospects.
There are substantial differences among the regulatory practices and policies of various jurisdictions, and any regulatory agency may make major shifts in policy from time to time. There is no assurance that regulatory authorities will, in the future, grant rate increases. Additionally, existing and possible future regulatory legislation may make it even more difficult for utilities to obtain adequate relief. Certain of the issuers of securities held in a Fund's portfolio may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing policies and impose additional requirements governing the licensing, construction and operation of nuclear power plants. Prolonged changes in climate conditions can also have a significant impact on both the revenues of an electric and gas utility as well as the expenses of a utility, particularly a hydro-based electric utility.
The rates that traditional regulated utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Rate changes may occur only after a prolonged approval period or may not occur at all, which could adversely affect utility companies when costs are rising. The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates.
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Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. As a result, some companies may be forced to defend their core business and may be less profitable. Deregulation may also permit a utility company to expand outside of its traditional lines of business and engage in riskier ventures.
Proxy Voting Policies
The Board has delegated the voting of proxies for each Fund’s securities to BFA pursuant to (i) the Open-End Active and Fixed Income Index Fund Proxy Voting Policy (the “Active Fund Proxy Voting Policy”), with respect to certain Funds, and (ii) the Index Equity Fund Proxy Voting Policy, with respect to certain other Funds, as applicable. Please refer to the table below, which discloses the policy applicable to each Fund in this SAI. Information that does not apply to a Fund does not form a part of that Fund’s SAI and should not be relied on by investors in that Fund. Only information that is clearly identified as applicable to a Fund is considered to form a part of that Fund’s SAI.
With respect to Funds covered by the Active Fund Proxy Voting Policy, BFA has adopted the BlackRock Active Investment Stewardship - Global Engagement and Voting Guidelines (the “BAIS Guidelines”). Certain of such Funds, as listed within the Active Fund Proxy Voting Policy and as disclosed in the table below, follow supplemental guidelines within the BAIS Guidelines that are applicable to certain climate and decarbonization issues (the “BAIS Climate and Decarbonization Stewardship Guidelines”).
With respect to Funds covered by the Index Equity Fund Proxy Voting Policy, BFA has adopted the BlackRock Investment Stewardship (“BIS”) Global Benchmark Policy, comprised of the Global Principles for Benchmark Policies, regional voting guidelines, and engagement priorities, which are each available upon request. In addition, certain of such Funds, as listed within the Index Equity Fund Proxy Voting Policy and as disclosed in the table below, follow supplemental guidelines that are applicable to certain climate and decarbonization issues (the “BIS Climate and Decarbonization Stewardship Guidelines”).

Fund	Open-End Active and Fixed Income Index Fund Proxy Voting Policy	BAIS Climate and Decarbonization Stewardship Guidelines Apply	Index Equity Fund Proxy Voting Policy	BIS Climate and Decarbonization Stewardship Guidelines Apply
iShares Breakthrough Environmental Solutions ETF			X
iShares Core MSCI EAFE ETF			X
iShares Core MSCI International Developed Markets ETF			X
iShares Core MSCI Total International Stock ETF			X
iShares Cybersecurity and Tech ETF			X
iShares Energy Storage & Materials ETF			X
iShares Future Exponential Technologies ETF			X
iShares Genomics Immunology and Healthcare ETF			X
iShares Global Equity Factor ETF			X
iShares Low Carbon Optimized MSCI ACWI ETF			X	X
iShares MSCI ACWI ETF			X
iShares MSCI ACWI ex U.S. ETF			X
iShares MSCI All Country Asia ex Japan ETF			X
iShares MSCI China A ETF			X
iShares Neuroscience and Healthcare ETF			X
iShares Self-Driving EV and Tech ETF			X
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If a Fund invests in an underlying fund managed by BlackRock, the Fund will use its proxy voting policy when voting on proxies for the underlying fund while the underlying fund will use its proxy voting policy when voting proxies on investments the underlying fund holds. Therefore, the Fund may use the Active Fund Proxy Voting Policy while an underlying fund may use the Index Equity Fund Proxy Voting Policy, and the opposite is also true.
Copies of the Active Fund Proxy Voting Policy, Index Equity Fund Proxy Voting Policy, the BAIS Guidelines, the Global Principles for Benchmark Policies and the BIS Climate and Decarbonization Stewardship Guidelines are included in Appendix A of this SAI.
Information with respect to how proxies relating to each Fund’s portfolio securities, when available, were voted during the 12-month period ended June 30 is available: (i) without charge, upon request, by calling 1-800-iShares (1-800-474-2737) or through the Fund’s website at www.blackrock.com/proxyrecords; and (ii) on the SEC’s website at www.sec.gov.
Portfolio Holdings Information
On each Business Day (as defined in the Creation and Redemption of Creation Units section of this SAI), prior to the opening of regular trading on the Fund’s primary listing exchange, a Fund discloses on its website (www.iShares.com) certain information relating to the portfolio holdings that will form the basis of a Fund’s next net asset value per share calculation.
In addition, certain information may also be made available to certain parties:
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Communications of Data Files: A Fund may make available through the facilities of the National Securities Clearing Corporation (“NSCC”) or through posting on the www.iShares.com, prior to the opening of trading on each business day, a list of a Fund’s holdings (generally pro-rata) that Authorized Participants could deliver to a Fund to settle purchases of a Fund (i.e., Deposit Securities) or that Authorized Participants would receive from a Fund to settle redemptions of a Fund (i.e., Fund Securities). These files are known as the Portfolio Composition File and the Fund Data File (collectively, “Files”). The Files are applicable for the next trading day and are provided to the NSCC and/or posted on www.iShares.com after the close of markets in the U.S.
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Communications with Authorized Participants, Liquidity Providers and Certain Other Third Parties: Certain employees of BlackRock are responsible for interacting with Authorized Participants and liquidity providers with respect to discussing custom basket proposals as described in the Custom Baskets section of this SAI. As part of these discussions, these employees may discuss with an Authorized Participant or liquidity provider the securities a Fund is willing to accept for a creation, and securities that a Fund will provide on a redemption.
BlackRock employees may also discuss portfolio holdings-related information with broker/dealers, in connection with settling a Fund’s transactions, and securities lending borrowers in connection with loan transactions, each as may be necessary to conduct business in the ordinary course in a manner consistent with the disclosure in the Fund’s current registration statement.
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Communications with Listing Exchanges: From time to time, employees of BlackRock may discuss portfolio holdings information with the applicable primary listing exchange for a Fund as needed to meet the exchange listing standards.
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Communications with Other Portfolio Managers: Certain information may be provided to employees of BlackRock who manage funds that invest a significant percentage of their assets in shares of an underlying fund as necessary to manage the fund’s investment objective and strategy.
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Communication of Other Information: Certain explanatory information regarding the Files is released to Authorized Participants and liquidity providers on a daily basis, but is only done so after the Files are posted to www.iShares.com.
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Third-Party Service Providers: Certain portfolio holdings information may be disclosed to Fund Trustees and their counsel, outside counsel for the Fund, auditors and to certain third-party service providers (i.e., fund administrator, custodian, proxy voting service) for which a non-disclosure, confidentiality agreement or other obligation is in place with such service providers, as may be necessary to conduct business in the ordinary course in a manner consistent with applicable policies, agreements with the Fund, the terms of the current registration statements and federal securities laws and regulations thereunder.
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Liquidity Metrics: “Liquidity Metrics,” which seek to ascertain a Fund’s liquidity profile under BlackRock’s global liquidity risk methodology, include but are not limited to: (a) disclosure regarding the number of days needed to liquidate a portfolio or the portfolio’s underlying investments; and (b) the percentage of a Fund’s NAV invested in a particular
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liquidity tier under BlackRock’s global liquidity risk methodology. The dissemination of position-level liquidity metrics data and any non-public regulatory data pursuant to the Liquidity Rule (including SEC liquidity tiering) is not permitted unless pre-approved. Disclosure of portfolio-level liquidity metrics prior to 60 calendar days after calendar quarter-end requires a non-disclosure or confidentiality agreement and approval of the Trust’s Chief Compliance Officer. Portfolio-level liquidity metrics disclosure subsequent to 60 calendar days after calendar quarter-end requires the approval of portfolio management and must be disclosed to all parties requesting the information if disclosed to any party.
The Trust’s Chief Compliance Officer or his delegate may authorize disclosure of portfolio holdings information pursuant to the above policy and procedures, subject to restrictions on selective disclosure imposed by applicable law. The Board reviews the policy and procedures for disclosure of portfolio holdings information at least annually.
Construction and Maintenance of the Underlying Indexes
Descriptions of the Underlying Indexes are provided below.
With respect to certain underlying indexes of the iShares funds, BFA or its affiliates have held discussions with the applicable index provider regarding their business interest in licensing an index to track a particular market segment and conveyed investment concepts and strategies that could be considered for the index. The index provider designed and constituted such indices using concepts conveyed by BFA or its affiliates. For certain of these indices, the relevant fund may be the first or sole user of the underlying index. In its sole discretion, the index provider determines the composition of the securities and other instruments in such underlying index, the rebalance protocols of the underlying index, the weightings of the securities and other instruments in the underlying index, and any updates to the methodology. From time to time, BFA or its affiliates may also provide input relating to possible methodology changes of such underlying index pursuant to the index provider’s consultation process or pursuant to other communications with the index provider.
Morningstar Indices
Morningstar® Exponential Technologies IndexSM
Number of Components: approximately 300
Index Description. The Underlying Index measures the performance of equity securities issued by companies that the Equity Research team of Morningstar has determined are positioned to experience meaningful economic benefits as a supplier, or producer of promising technologies. The Index Provider has identified seven exponential technology themes. The Underlying Index is float market-capitalization weighted with capping constraints.
Component Selection Criteria. Managers from Morningstar’s Equity Research team identify technology themes with potential to have significant economic benefits to producers and suppliers. As of June 2025, seven exponential technology themes have been identified:
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Artificial Intelligence: The development, deployment, and integration of AI technologies across content creation, infrastructure, software, and services to drive innovation and efficiency. Related subthemes are Generative AI, AI Data and Infrastructure, AI Software and AI Services.
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Energy Innovation: The quest to abate global climate change and reduce greenhouse gases has led to a surge of new energy technologies, investment, and innovation. Related subthemes include Carbon Capture Technologies, Energy Storage, Hydrogen, Smart Grid Technologies, Next Gen Nuclear Technologies and Renewable Energy.
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Fintech Innovation: The search for and acknowledgement of nontraditional emerging funding sources, platforms, currency, and stored and transferred value. In some cases, traditional financial services companies are expanding their offerings with innovative, technology-enabled services to meet consumer preferences. On other cases, companies are building new platforms that could potentially transform the industry.
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Healthcare Innovation: The focus on breakthrough innovations in bioinformatics, therapies, and medical devices that improve disease treatment, diagnostics, and overall human health, with the potential for exponential impact on
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longevity and quality of life. Related subthemes include Bioinformatics, Innovated Devices & Diagnostics and Innovative Therapies.
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Cybersecurity and Defense Tech: The protection against cyberthreats and advancing military capabilities through cutting-edge technologies like AI, autonomous systems, and hypersonic weapons. These innovations enhance security, efficiency, and strategic advantage while reducing long-term operational costs. Related subthemes include Cybersecurity and Next Gen Defense Technologies.
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Next Gen Transportation: Technologies replacing traditional human-operated, internal combustion engine-based vehicles. This includes a wide variety of applications like traditional light vehicles, public transportation vehicles, scooters/bikes, and drones, to name just a few. Related subthemes include Autonomous Driving Technologies and Electric Vehicles.
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Robotics: The branch of technology that deals with the design, construction, operation, and application of robots. Advances in robotics have seemingly infinite potential applications, spanning technology, industrial, medical, and consumer-facing channels.
Analysts assess whether exposure to a theme will drive a material net profit increase and then project the percentage of revenue in five years the company will derive from exposure to each subtheme. For companies classified as “producers,” those projected to derive more than 50% revenue are assigned a score of “4.” For companies classified as “suppliers,” those projected to derive more than 50% revenue are assigned a score of “3.” For companies classified as “producers or suppliers,” those projected to derive between 25 and 50% revenue are assigned a score of “2,” and those companies projected to derive between 10 and 25% revenue are assigned a score of “1.” For companies classified as “downstream users,” and all others that are projected to derive less than 10% revenue are assigned a score of “0.” Scores are then calibrated across individual analysts, sectors, and themes.
The eligible universe of securities in the Underlying Index must be in the Morningstar Global Markets Index and scored by Morningstar’s Global Equity Research analysts.
The Underlying Index is weighted by float-adjusted market capitalization with individual constituent weight capped at 4% and core exposure to each theme is capped at 25%, where the aggregate weight of the stocks that receive a score of 2 or higher count toward core exposure to that theme. Companies with an average three month trailing daily trading volume less than $2 million USD or aggregate float market capitalizations of $300 million USD or less are not eligible for inclusion in the index. Companies that are current constituents are eliminated if they have an average three-month trading volume less than $1.5 million USD or aggregate float market capitalization of $200 million USD or less.
Up to the top 10 scoring companies within each theme are identified as “Theme Leaders” and prioritized for inclusion using the ranking criteria below in descending order of preference:
1) Highest thematic score
2) Existing constituents are given preference; and
3) Market capitalization, preferring smaller over larger
The same company may meet the leaders selection criteria across multiple themes. This can result in fewer than 70 (10*7 themes) securities being selected in this step.
All eligible constituents, excluding the constituents already selected as Theme Leaders, are ranked by the criteria below in descending order of (score 4) absolute preference:
1)
Number of themes in which a constituent scores “4”;
2)
Number of themes in which a constituent scores “3”;
3)
Number of themes in which a constituent scores “2”;
4)
Number of themes in which a constituent scores “1”;
5)
Existing constituents are given preference; and
6)
Market capitalization, preferring smaller over larger.
From the above ranked list, constituents are then added to the list of constituents included as Theme Leaders until 200 constituents are included, but the Underlying Index can have more or fewer than the targeted 200 constituents.
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Issue Changes. Securities are added or deleted from the Underlying Index based on rules outlined for security selection, exclusion, rebalancing, and adjustments for corporate actions as set forth in the Morningstar Index Rulebook. Morningstar makes no subjective determinations related to index composition.
Index Maintenance. After selection and weighting of the portfolio, 90% of index weight at the time of reconstitution must have a 5-year forward non-overlapping revenue exposure forecast of at least 25% (i.e., a score of 2 in at least one theme). The Underlying Index is reconstituted annually, implemented after the close of business on the third Friday of December and effective the following Monday. If Monday is a holiday, reconstitution is effective on the following business day. The market data used for reconstitution is as of the last trading day of November. The Underlying Index is rebalanced quarterly on the third Friday of March, June, September, and December. Adjustments are implemented after Friday’s market close and reflected the following Monday. If Monday is an index holiday, the rebalance is reflected the next business day. The market data used for rebalancing is as of the last trading day of February, May, August, and November. A daily check is implemented to ensure stocks above 5% do not sum to more than 25%. If this condition is breached, the index will be adjusted to cap individual security weightings at 4% at the open of T+2. Because the reconstitution of the Underlying Index is less frequent than the parent index, the securities excluded from the parent index at the reconstitution effective date are also deleted from Underlying Index.
Index Availability. Morningstar Indexes are calculated continuously and are available from major data vendors.
Morningstar® Global Emerging Green Technologies Select IndexSM
Number of Components: approximately 46
Index Description. The Morningstar Global Emerging Green Technologies Select Index is an equity index designed to reflect the performance of equity securities issued by U.S. and non-U.S. companies, selected from the Morningstar Global Markets ex-India Index. The Morningstar Global Markets ex-India Index is composed of large-, mid- and small-capitalization securities from developed and emerging markets. The Underlying Index is designed to reflect the equity performance of U.S. and non-U.S. companies involved in breakthrough innovations and new technologies that seek to promote sustainability, as determined by Morningstar or its affiliates (“Morningstar” or the “Index Provider”).
To construct the Underlying Index, the Index Provider begins with securities from the Morningstar Global Markets ex-India Index and applies a number of exclusions. The Index Provider excludes constituents with an average three-month trailing daily trading volume of less than $2 million or a free float market capitalization of less than $300 million. Current index constituents are eliminated if they have an average three-month trailing daily trading volume of less than $1.5 million or a free float market capitalization of less than $200 million. If a company has more than one eligible share class, the Index Provider will select the one that is a current index constituent. Otherwise, the Index Provider will select the most liquid share class, as determined by the Index Provider.
The Index Provider also excludes the securities of companies that it identifies as being involved in the business of tobacco, companies involved with controversial weapons, producers and retailers of civilian firearms, and companies involved in thermal coal mining, thermal coal-based power generation or the extraction of oil sands. Certain exclusions (e.g., controversial and nuclear weapons or the production of tobacco products) are categorical, and other exclusions are based on percentage of revenue or ownership thresholds (as discussed below).
Categorical exclusions include any issuer that has any involvement in:
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the sale of assault or non-assault weapons;
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the manufacture of small arms components;
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the production of tobacco products; and
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controversial and nuclear weapons (e.g., antipersonnel mines, biological and chemical weapons, depleted uranium, nuclear weapons, or white phosphorus).
Additionally, the Index Provider categorically excludes companies that it determines are involved in controversies related to the ten United Nations Global Compact (“UNGC”) principles, which are classified into four categories: human rights, labor, environment and anti-corruption. The Index Provider relies on the assessment of Morningstar Sustainalytics, to determine whether an issuer has violated the principles of the UNGC. To make this determination, Sustainalytics analyzes publicly reported allegations of adverse impacts caused by businesses and provides assessments based on the UNGC principles, categorizing those businesses as either “Non-compliant,” “Watchlist,” or “Compliant.” Companies that Sustainalytics
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determines are Non-Compliant typically are causing or contributing to severe and/or systemic violations of international norms and are not acting in accordance with the UNGC principles and their associated standards, conventions, and treaties. All companies that Sustainalytics determines to be Non-Compliant are excluded from the Underlying Index.
Further, the Index Provider categorically excludes companies that Sustainalytics has assigned a controversy score of 5 (indicating the company experienced an event with a severe impact on the environment and society), or companies which have not been assigned a controversy score. Sustainalytics assesses companies’ involvement in “incidents” with negative environmental, social, and governance implications and assigns a “controversy score”, which reflects a company’s level of involvement in issues and how it manages these issues. An incident is a company activity with unintended and/or undesired negative environmental and/or social impacts on stakeholders. Incidents are primarily assessed based on the negative environmental and/or social impact of the company activity as well as the reputational risk that this activity poses to the company and scored on a scale of 1 to 10. Incident scores serve as a guide to help Sustainalytics analysts determine the event rating. “Events” are series of isolated or related incidents that pertain to the same ESG issues. An event is assessed on a scale of 5 levels, with level 5 being severe, and the assessment takes into account the score of each incident comprising the event to determine the event level. A “controversy” is an event or aggregation of events relating to an ESG topic. The highest event rating under a controversy indicator automatically becomes the controversy score. Any company which receives either a controversy score of 5, or is not assessed at all, is excluded from the Underlying Index.
The Index Provider also excludes issuers from the Underlying Index if they exceed any of the following revenue and ownership thresholds:
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over 5% of an issuer’s revenue is derived from thermal coal extraction or generation;
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over 5% of an issuer’s revenue is derived from oil sands extraction;
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over 5% of an issuer’s business is involved in the retail or distribution of assault or non-assault weapons;
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over 5% of an issuer’s business is involved in the retail of tobacco products or tobacco related products and services; or
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an issuer owns over 20% of a business involved in antipersonnel mines, biological and chemical weapons, cluster weapons, depleted uranium, nuclear weapons, or white phosphorous.
The Index Provider will apply a series of revenue screens on the resulting eligible constituents.
Sustainalytic’s Sustainable Activities Involvement data is used to reflect the current percentage of company wide revenue from a specific sustainable theme. Sustainable products could include the distribution and management of energy efficient materials or products, or pollution remediation services. The Index Provider determines whether a company has sustainable activities involvement revenue by breaking down the companywide revenue into the following eight sustainable themes: Energy Efficiency, Green Buildings, Green Transportation, Pollution Prevention & Reduction, Renewable Energy, Resource Efficiency Technologies & Services, Sustainable Agriculture, Food & Forestry, and Water. The Index Provider then applies the first revenue screen, excluding companies with a total sustainable activities involvement revenue of less than 25% from the Underlying Index.
Following the first revenue screen, Morningstar equity analysts then research the products or services identified within the eight sustainable themes to determine whether the products or services fall within the following categories, as defined by Morningstar: “green technologies”, “green services” or “green certifications.” Green technologies are products and services that are highly innovative toward sustainability. Green services are services which rely on innovative technologies developed by other companies. Green certified means that an industry regulator or other third party has certified the product or service as sustainable or has certified the elements within the supply chain of the product or service as sustainable. Morningstar equity analysts consider various metrics to make this determination (e.g., research and development as a percentage of revenue and company-level patent application data). Morningstar excludes all revenue tied to products and services classified as “green services” or “green certified.” Morningstar reviews the green technologies and assesses whether each qualifies as an emerging green technology.
The products and services classified as “green technologies” are assessed by Morningstar equity analysts and distributed within the Rogers Innovation Adoption Curve (“Adoption Curve”) The Adoption Curve is a theory created by Professor Everett Rogers that explains the rate at which the population adopts a new product, service, or technology over time, and which labels each product or service as one of five adoption stages: Innovators, Early Adopters, Early Majority, Late Majority, and Laggards. Morningstar assesses a product or service’s total addressable market and current market share to determine the
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adoption stage. Morningstar Equity Research then classifies the products and services that are labeled Innovators, Early Adopters, and Early Majority as “emerging green technologies”. Once Morningstar identifies the emerging green technologies, Morningstar then applies a second revenue screen: companies with 25% or more of their revenue represented by emerging green technologies are eligible for inclusion in the Underlying Index.
Following the second revenue screen, the resulting constituents receive an innovation score based on their products’ and/or services’ adoption stage, as follows:
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Innovation Score of 1: Early Majority
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Innovation Score of 2: Early Adopters
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Innovation Score of 3: Innovators
The Index Provider calculates a company-level aggregate score by multiplying the company’s revenue percentage of each product and/or service identified as an emerging green technology within each of the eight sustainable themes, and the product and/or service’s innovation score, creating a “product score”. Each product score is summed across the company’s products and/or services, resulting in the company’s aggregate score. For example, suppose Morningstar analyzed Company A’s products and services across the eight sustainable themes, and found that 71.7% of Company A’s revenue is allocated to the Energy Efficiency sustainable theme from Product X, and 28.3% of its revenue is allocated to the Green Transportation sustainable theme from Product Y. Further, Morningstar determined both products to be emerging green technologies and that Product X is an “innovator” on the Adoption Curve, earning an innovation score of 3, and Product Y is an “early adopter,” earning an innovation score of 2. Each products’ revenues are multiplied by their respective innovation scores to determine their product scores. Product X’s resulting product score is 2.15 (71.7% times 3), and Product Y’s resulting product score is 0.57 (28.3% times 2). Company A’s resulting aggregate score is 2.72, resulting in a Tier 1 designation.
Once Morningstar calculates each constituent’s aggregate score, Morningstar designates each constituent as either Tier 1 or Tier 2 based on their aggregate score. Tier 1 issuers are those with an aggregate score of 1.5 or higher. Tier 2 issuers are those with an aggregate score of less than 1.5. All Tier 1 constituents are selected for the Underlying Index. The Index Provider ranks Tier 2 issuers with preference given to:
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Higher aggregate score over lower aggregate score
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Smaller market capitalization over larger market capitalization
If there are fewer than 50 Tier 1 constituents, the shortfall is filled with Tier 2 constituents, and the Underlying Index is capped at 50 constituents.
Constituents are float market capitalization-weighted with a 6% cap for individual stocks and each industry is capped at 15%. Additionally, individual constituents with weights of 4.5% or greater cannot compose more than 45% of the Underlying Index. The Underlying Index is reconstituted annually each December and rebalanced quarterly. The Index Provider does not require that each of the eight sustainable themes be included in the Underlying Index, nor does it require the inclusion of a minimum number of Tier 1 constituents. In addition, constituents may operate business lines that generate revenues in industries in addition to those related to breakthrough innovations and new technologies and may be associated with multiple industries or sectors.
Calculation Methodology. The Fund utilizes the Underlying Index calculated with net dividends reinvested. Morningstar uses the country of incorporation of the constituents to determine the relevant dividend withholding tax rates in calculating the net dividends. The regular cash dividend is reinvested after deduction of withholding tax by applying the maximum rate of the company’s country of incorporation applicable to institutional investors. Net dividends means dividends after taxes withheld at the rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Such withholding rates may differ from those applicable to U.S. residents.
The MSCI Indexes
The MSCI indexes were founded in 1969 by Capital International S.A. as international performance benchmarks constructed to facilitate comparison of world markets. The MSCI single country standard equity indexes have covered the world's developed markets since 1969 and in 1987 MSCI commenced coverage of emerging markets.
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Local stock exchanges traditionally calculated their own indexes, which were generally not comparable with one another due to differences in the representation of the local market, mathematical formulas, base dates and methods of adjusting for capital changes. MSCI, however, applies the same calculation methodology to all markets for all single country standard equity indexes, both developed and emerging.
MSCI Global Investable Market Indexes
MSCI's Global Investable Market Indexes (the “MSCI GIMI”) provide coverage and non-overlapping market segmentation by market capitalization size and by style. The MSCI GIMI intend to target approximately 99% coverage of the free float-adjusted market capitalization in each market of large-, mid- and small-cap securities. In each market, MSCI creates an Investable Market Index, Standard Index, Large Cap Index, Mid Cap Index and Small Cap Index. The Standard Index, Large Cap Index, Mid Cap Index and Small Cap Index are each subsets of the Investable Market Index for a market. The MSCI Global Standard Index is the aggregation of the Large Cap Index and Mid Cap Index and the MSCI GIMI is the aggregation of the MSCI Global Standard Index and MSCI Global Small Cap Index.
Selection Criteria. MSCI's index construction process involves: (i) defining the equity universe; (ii) determining the market investable equity universe for each market; (iii) determining market capitalization size segments for each market; (iv) applying final size segment investability requirements; and (v) applying index continuity rules for the MSCI Global Standard Index.
Defining the Equity Universe. MSCI begins with securities listed in countries in the MSCI GIMI. As of August 2025, 23 are classified as developed markets, 24 as emerging markets, and 28 as frontier markets. All listed equity securities and listed securities that exhibit characteristics of equity securities, except mutual funds, exchange traded funds, equity derivatives, limited partnerships and most investment trusts, are eligible for inclusion in the equity universe. REITs in some countries and certain income trusts in Canada are also eligible for inclusion. Each company and its securities (i.e., share classes) are classified in only one country.
Determining the Market Investable Equity Universe for Each Market. The equity universe in any market is derived by applying investability screens to individual companies and securities in that market. Some investability requirements are applied at the individual security level and some at the overall company level, represented by the aggregation of individual securities of the company. As a result, the inclusion or exclusion of one security does not imply the automatic inclusion or exclusion of other securities of the same company.
Determining Market Capitalization Size Segments for Each Market. In order to create size components that can be meaningfully aggregated into composites, individual market size segments balance the following two objectives:
•
Achieving global size integrity by ensuring that companies of comparable and relevant sizes are included in a given size segment across all markets in a composite index; and
•
Achieving consistent market coverage by ensuring that each market's size segment is represented in its proportional weight in the composite universe.
The Standard Indexes, Large Cap Indexes, Mid Cap Indexes, and Small Cap Indexes capture the following market capitalization size segments:
•
MSCI Global Standard Indexes cover all investable large- and mid-cap securities by including the largest issuers comprising approximately 85% of each market’s free float-adjusted market capitalization.
•
MSCI Global Large Cap Indexes provide coverage of all investable large-cap securities by including the largest issuers comprising approximately 70% of each market’s free float-adjusted market capitalization.
•
MSCI Global Mid Cap Indexes provide coverage in each market by deriving the difference between the market coverage of the MSCI Global Standard Index and the MSCI Global Large Cap Index in that market.
•
MSCI Global Small Cap Indexes provide coverage in each market by deriving the difference between the market coverage of the Investable Market Index and the MSCI Global Standard Index in that market.
Applying Final Size Segment Investability Requirements. In order to enhance replicability of the indexes, additional size segment investability requirements are set for the MSCI GIMI and MSCI Global Standard Index. These investability requirements include minimum free float-adjusted market capitalization, minimum liquidity, minimum foreign limits and minimum length of trading.
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Applying Index Continuity Rules for the Standard Index. In order to achieve index continuity as well as provide some basic level of diversification within a market index, notwithstanding the effect of other index construction rules contained herein, a minimum number of five constituents will be maintained for a developed market Standard Index and a minimum number of three constituents will be maintained for an emerging market Standard Index.
Weighting. All indexes of the MSCI GIMI are free float weighted, i.e., companies are included in the indexes at the value of their free public float (free float multiplied by security price).
Regional Weights. Market capitalization-weighting, combined with a consistent target of approximately 99% of free float-adjusted market capitalization, helps ensure that each country's weight in regional and international indexes approximates its weight in the total universe of developing and emerging markets. A market is equivalent to a single country except for developed Europe, where all markets are aggregated into a single market for index construction purposes. Individual country indexes of the European developed markets are derived from the constituents of the MSCI GIMI Europe Index.
Free Float. MSCI defines the free float of a security as the proportion of shares outstanding that are deemed to be available for purchase in the public equity markets by international investors. In practice, limitations on free float available to international investors include: (i) strategic and other shareholdings not considered part of available free float; and (ii) limits on share ownership for foreigners.
MSCI calculates the free float-adjusted market capitalization of each security in the equity index universe by (i) defining and estimating the free float available to foreign investors; (ii) assigning a free float-adjustment factor to each security; and (iii) calculating the free float-adjusted market capitalization of each security.
Under MSCI's free float-adjustment methodology, a constituent's inclusion factor is equal to its estimated free float, rounded up to the closest 5% for constituents with free float equal to or exceeding 15%. For example, a constituent security with a free float of 23.2% will be included in the index at 25% of its market capitalization. For securities with a free float of less than 15%, the estimated free float is adjusted to the nearest 1%.
Price and Exchange Rates
Prices. The prices used to calculate all MSCI indexes are the official exchange closing prices or those figures accepted as such. MSCI reserves the right to use an alternative pricing source on any given day.
Exchange Rates. MSCI uses the World Markets/Reuters Closing Spot Rates taken at 4:00 p.m. London time. In case World Markets/Reuters does not provide rates for specific markets on given days (for example, Christmas Day and New Year's Day), the previous business day's rates are normally used. MSCI independently monitors the exchange rates on all its indexes. MSCI may under exceptional circumstances elect to use alternative sources of exchange rates if the World Markets/Reuters rates are not available, or if MSCI determines that the World Markets/Reuters rates are not reflective of market circumstances for a given currency on a particular day. In such circumstances, an announcement would be sent to clients with the related information. If appropriate, MSCI may conduct a consultation with the investment community to gather feedback on the most relevant exchange rate.
Changes to the Indexes. The MSCI GIMI are maintained with the objective of reflecting, on a timely basis, the evolution of the underlying equity markets. In maintaining the MSCI indexes, emphasis is also placed on continuity, replicability and minimizing turnover in the indexes. Maintaining the MSCI indexes involves many aspects, including: (i) additions to, and deletions from, the indexes; (ii) changes in number of shares; and (iii) changes in inclusion factors as a result of updated free float estimates.
Index maintenance can be described by three broad categories of changes:
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Semi-Annual Index Reviews (“SAIRs”), conducted on a fixed semi-annual timetable that systematically reassess the various dimensions of the equity universe for all markets;
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Quarterly Index Reviews (“QIRs”), aimed at promptly reflecting other significant market events; and
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Ongoing event-related changes, such as mergers, acquisitions, spin-offs, bankruptcies, reorganizations and other similar corporate events, which generally are implemented in the indexes as they occur.
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Potential changes in the status of countries (stand-alone, frontier, emerging and developed) follow their own implementation time tables. In addition, reviews of company involvement in ESG controversies, when applicable, may differ by index and severity of the ESG controversy as determined by MSCI.
MSCI conducts SAIRs generally as of the close of the last business day of May and November. During the SAIRs, MSCI updates the investable equity universe and reassesses size segmentation investability requirements. MSCI also conducts QIRs generally as of the close of the last business day of February and August. During the QIRs, MSCI reflects changes in the index that were not captured at the time of their actual occurrence, but are significant enough to be included before the next SAIR. The results of the SAIR and QIR are generally announced at least ten business days in advance of implementation.
Creation of Sector and Industry Indexes using the Global Industry Classification Standard (GICS®)
All securities in the Global Investable Equity Universe are assigned to the industry that best describes their business activities using the GICS. The GICS consists of sectors, industry groups, industries and sub-industries. Under the GICS, each company is assigned to one unique sub-industry according to its principal business activity (generally defined as the business activity that generates 60% or more of the company’s revenues). Narrower indexes may be derived based on industry classification, and may contain securities belonging to specific sectors, industry groups, industries, sub-industries or a combination thereof.
MSCI 25/50 Indexes
Each of the MSCI 25/50 Indexes (the “25/50 Indexes”) is a sub-index of either an MSCI Global Standard Index or an MSCI GIMI. Their construction reflects the diversification requirements applicable to RICs pursuant to Subchapter M of the Internal Revenue Code. MSCI uses the concept of “group entities” for the concentration limits of the capping methodologies in the 25/50 Indexes. A group entity is a group of companies that operate as an affiliated corporate group but may separately issue listed securities. To determine “group entities,” MSCI analyzes financial accounts of listed companies holding stakes of 20% or more in other listed companies to determine whether these stakes are controlling in nature. In certain cases, even in the absence of consolidated accounts, MSCI may also consider two companies as belonging to the same group entity where there is reasonable evidence of control based on other information. The 25/50 Indexes are free float-adjusted market capitalization-weighted indexes with a capping methodology applied to group entity weights so that no single group entity exceeds 25% of index weight, and all group entities with a weight above 5% do not cumulatively exceed 50% of the index weight. A buffer of 10% of the value of each of these caps is used in order to reduce the risk of noncompliance due to short term market movements between rebalances. As a result, at the point of constructing or rebalancing the 25/50 Indexes, the weight of any single group entity cannot exceed 22.5% of the index weight and all group entities with weight above 4.5% cannot exceed 45% of the index weight. A software application called the Barra Optimizer is utilized to calculate the capped index weights through an optimization function which is aimed at minimizing index turnover, tracking error and extreme deviation from the uncapped index.
MSCI ACWI ex USA IMI
Number of Components: approximately 6,048
Index Description. The MSCI ACWI ex USA IMI is an MSCI GIMI Index. The Underlying Index captures large-, mid- and small-capitalization representation across 22 of 23 developed market countries or regions (excluding the U.S.) and 24 emerging market countries. With 6,048 constituents as of July 31, 2025, the Underlying Index covers approximately 99% of the global equity opportunity set outside the U.S. As of July 31, 2025, the Underlying Index consisted of securities from companies in the following countries or regions: Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Kuwait, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Peru, the Philippines, Poland, Portugal, Qatar, Saudi Arabia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, the United Arab Emirates and the United Kingdom (the “U.K.”).
Calculation Methodology. The Fund utilizes the Underlying Index calculated with net dividends reinvested. MSCI uses the index constituent companies’ country of incorporation to determine the relevant dividend withholding tax rates in calculating the net dividends. The regular cash dividend is reinvested after deduction of withholding tax by applying the maximum rate of the company’s country of incorporation applicable to institutional investors. Net dividends means dividends after taxes withheld at the rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Such withholding rates may differ from those applicable to U.S. residents.
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MSCI ACWI ex USA Index
Number of Components: approximately 1,980
Index Description. The MSCI ACWI ex USA Index is an MSCI Global Standard Index. The Underlying Index is a free float-adjusted market capitalization-weighted index designed to measure the combined equity market performance of large- and mid-capitalization companies in developed and emerging markets countries or regions, excluding the U.S. As of July 31, 2025, the Underlying Index consisted of securities from the following countries or regions: Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Kuwait, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Peru, the Philippines, Poland, Portugal, Qatar, Saudi Arabia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, the United Arab Emirates and the United Kingdom (the “U.K.”).
Calculation Methodology. The Fund utilizes the Underlying Index calculated with net dividends reinvested. MSCI uses the index constituent companies’ country of incorporation to determine the relevant dividend withholding tax rates in calculating the net dividends. The regular cash dividend is reinvested after deduction of withholding tax by applying the maximum rate of the company’s country of incorporation applicable to institutional investors. Net dividends means dividends after taxes withheld at the rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Such withholding rates may differ from those applicable to U.S. residents.
MSCI ACWI Low Carbon Target Index
Number of Components: approximately 999
Index Description. The MSCI ACWI Low Carbon Target Index is an MSCI Global Standard Index. The Underlying Index is designed to address two dimensions of carbon exposure – carbon emissions and potential carbon emissions from fossil fuel reserves. By overweighting companies with low carbon emissions relative to enterprise value including cash (EVIC) and those with low potential carbon emissions from fossil fuel reserves relative to market capitalization, the Underlying Index aims to reflect a lower carbon exposure than that of the broad market. The Underlying Index is designed to achieve a target level of tracking error while minimizing carbon exposure. As of July 31, 2025, the Underlying Index consisted of securities from the following countries or regions: Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, India, Indonesia, Ireland, Israel, Italy, Japan, Kuwait, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Peru, the Philippines, Poland, Portugal, Qatar, Saudi Arabia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, the United Arab Emirates, the United Kingdom (the “U.K.”) and the U.S.
Index Methodology. The Underlying Index begins with the MSCI ACWI Index, the parent index, which serves as the universe of eligible securities for use in constructing the index. The aim of the construction methodology is for the Underlying Index to demonstrate the following characteristics across markets by re-weighting constituents relative to the underlying free float-adjusted market capitalization-weighted parent index: (1) lower carbon exposure in terms of carbon emissions and fossil fuel reserves, (2) low tracking error relative to the parent index, and (3) low active sector, country and regional biases relative to the parent index. The carbon exposure of an issuer is measured in terms of its greenhouse gas (GHG) emissions and its potential carbon emissions from fossil fuel reserves. Greenhouse gas emissions of the issuer includes direct greenhouse gas emissions by the issuer, indirect greenhouse gas emissions associated with the issuer’s purchase of energy, and indirect emissions occurring in the value chain of the issuer (in each case, as determined by the Index Provider). The Underlying Index uses MSCI ESG Carbon Metrics data provided by MSCI ESG Research Inc. MSCI normalizes for size by dividing the annual carbon emissions of the company EVIC of the company, and by dividing the potential carbon emissions from fossil fuel reserves of the company by its market capitalization. At each semi-annual index review, the Underlying Index is rebalanced using an optimization process that aims to achieve replicability and investability, subject to the following optimization objectives and constraints:
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Exclude companies involved with controversial weapons, companies involved in very severe ESG controversies and companies involved in the business of thermal coal mining and extraction of oil sands, based on percentage of revenue thresholds for certain categories (e.g., 1% or 5%) and categorical exclusions for others (e.g., controversial weapons) (in each case as determined by the Index Provider).
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Minimize the carbon exposure by at least 30% subject to a tracking error constraint of 50 basis points relative to the parent index;
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The maximum weight of an index constituent will be restricted to 20 times its weight in the parent index;
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The country weights in the Underlying Index will not deviate more than +/-2% from the country weights in the parent index; and
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The sector weights in the Underlying Index will not deviate more than +/-2% from the sector weights in the parent index with the exception of the energy sector where no sector weight constraint is applied.
MSCI ACWI Index
Number of Components: approximately 2,524
Index Description. The MSCI ACWI is an MSCI Global Standard Index. The Underlying Index is a free float-adjusted market capitalization-weighted index designed to measure the combined equity market performance of developed and emerging markets countries or regions. As of July 31, 2025, the Underlying Index consisted of securities from the following countries or regions: Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Kuwait, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Peru, the Philippines, Poland, Portugal, Qatar, Saudi Arabia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, the United Arab Emirates, the United Kingdom (the “U.K.”) and the U.S.
Calculation Methodology. The Fund utilizes the Underlying Index calculated with net dividends reinvested. MSCI uses the index constituent companies’ country of incorporation to determine the relevant dividend withholding tax rates in calculating the net dividends. The regular cash dividend is reinvested after deduction of withholding tax by applying the maximum rate of the company’s country of incorporation applicable to institutional investors. Net dividends means dividends after taxes withheld at the rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Such withholding rates may differ from those applicable to U.S. residents.
MSCI AC Asia ex Japan Index
Number of Components: approximately 1,007
Index Description. The MSCI AC Asia ex Japan Index is an MSCI Global Standard Index. As of July 31, 2025, the Underlying Index is a free float-adjusted market capitalization-weighted index designed to measure equity performance of the following 10 developed and emerging market countries or regions: China, Hong Kong, India, Indonesia, Malaysia, the Philippines, Singapore, South Korea, Taiwan and Thailand.
Calculation Methodology. The Fund utilizes the Underlying Index calculated with net dividends reinvested. MSCI uses the index constituent companies’ country of incorporation to determine the relevant dividend withholding tax rates in calculating the net dividends. The regular cash dividend is reinvested after deduction of withholding tax by applying the maximum rate of the company’s country of incorporation applicable to institutional investors. Net dividends means dividends after taxes withheld at the rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Such withholding rates may differ from those applicable to U.S. residents.
MSCI China A Inclusion Index
Number of Components: approximately 394
Index Description. The MSCI China A Inclusion Index is an MSCI Global Standard Index. The Underlying Index is designed to measure the equity market performance in China as represented by A-shares that are accessible through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program (together, “Stock Connect”). “A-shares” are equity securities of companies based in China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange.
The Underlying Index is designed to track the inclusion of A-shares in the MSCI Emerging Markets Index over time and is constructed by MSCI by applying eligibility criteria for the MSCI GIMI, and then excluding mid- and small-capitalization A-shares, A-shares suspended for trading for more than 50 days in the past 12 months and A-shares that are not accessible through Stock Connect. The Underlying Index is weighted by each issuer’s free float-adjusted market capitalization available to foreign investors and includes only large-capitalization companies, as determined by MSCI.
Calculation Methodology. The Fund utilizes the Underlying Index calculated with net dividends reinvested. MSCI uses the index constituent companies’ country of incorporation to determine the relevant dividend withholding tax rates in calculating
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the net dividends. The regular cash dividend is reinvested after deduction of withholding tax by applying the maximum rate of the company’s country of incorporation applicable to institutional investors. Net dividends means dividends after taxes withheld at the rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Such withholding rates may differ from those applicable to U.S. residents.
MSCI EAFE IMI Index
Number of Components: approximately 2,686
Index Description. The MSCI EAFE IMI Index is an MSCI GIMI Index. The Underlying Index is commonly used as a measure of international stock performance. The Underlying Index captures large-, mid- and small-cap representation across Europe, Australasia and the Far East (EAFE) regions, which is composed of 21 of 23 developed markets countries or regions (excluding the U.S. and Canada). With 2,686 constituents as of July 31, 2025, the Underlying Index is comprehensive, covering approximately 99% of the free float-adjusted market capitalization in each country.
Calculation Methodology. The Fund utilizes the Underlying Index calculated with net dividends reinvested. MSCI uses the index constituent companies’ country of incorporation to determine the relevant dividend withholding tax rates in calculating the net dividends. The regular cash dividend is reinvested after deduction of withholding tax by applying the maximum rate of the company’s country of incorporation applicable to institutional investors. Net dividends means dividends after taxes withheld at the rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Such withholding rates may differ from those applicable to U.S. residents.
MSCI World ex USA Investable Market Index
Number of Components: approximately 2,950
Index Description. The MSCI World ex USA Investable Market Index is an MSCI GIMI Index. The Underlying Index measures international stock performance in non-U.S. developed markets. The Underlying Index is a free float-adjusted market capitalization weighted index that captures large-, mid- and small-capitalization representation across international developed markets (excluding the U.S.). As of July 31, 2025, the Underlying Index covered approximately 99% of the free float-adjusted market capitalization in the following countries or regions: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the U.K.
Calculation Methodology. The Fund utilizes the Underlying Index calculated with net dividends reinvested. MSCI uses the index constituent companies’ country of incorporation to determine the relevant dividend withholding tax rates in calculating the net dividends. Effective December 1, 2009, the regular cash dividend is reinvested after deduction of withholding tax by applying the maximum rate of the company’s country of incorporation applicable to institutional investors. Net dividends means dividends after taxes withheld at the rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Such withholding rates may differ from those applicable to U.S. residents.
Additional Information. “MSCI,” MSCI ACWI ex USA IMI, MSCI ACWI ex USA Index, MSCI ACWI, MSCI ACWI Low Carbon Target Index, MSCI AC Asia ex Japan Index, MSCI China A Inclusion Index, MSCI AC Asia ex Japan Minimum Volatility (USD) Index, MSCI EAFE IMI Index and MSCI World ex USA Investable Market Index are servicemarks of MSCI Inc. and have been licensed for use for certain purposes by BFA or its affiliates. The Funds are neither sponsored, endorsed, sold nor promoted by MSCI Inc., and MSCI Inc. makes no representation regarding the advisability of investing in any of the Funds.
ICE Data Indices
Additional Information: ICE Data Indices, LLC is used with permission. ICE is a registered trademark of ICE Data Indices, LLC (“IDI”) or its affiliates. “NYSE” is a registered trademark of NYSE Group, Inc., an affiliate of IDI and is used by IDI with permission and under a license. “FactSet” is a registered trademark of FactSet Research Systems, Inc. These trademarks have been licensed for use, together with certain IDI indices, for certain purposes by BlackRock Fund Advisors and its affiliates.
NYSE® FactSet® Global Autonomous Driving and Electric Vehicle Index
Number of Components: approximately 47
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Index Description. The NYSE FactSet Global Autonomous Driving and Electric Vehicle Index (the “Underlying Index”), measures the performance of equity securities issued by companies that produce autonomous driving vehicles, electric vehicles, batteries for electric vehicles, or technologies related to such products. The determination of inclusion in the Underlying Index is made by the index provider.
Constituents are selected using a combination of revenue exposure and supply-chain relationship data, as defined by the FactSet Revere Business Industry Classification System (“RBICS”). The Underlying Index is composed of (i) autonomous and electric vehicle manufacturers, (ii) autonomous software and electronics companies, (iii) autonomous and electric driving technology companies, (iv) electric vehicle battery producers, (v) electric vehicle battery materials producers, and (vi) electric vehicle charging companies. The Underlying Index is reviewed and reconstituted annually, rebalanced semi-annually, and weighted by float adjusted market capitalization with individual securities capped at 4%.
Eligibility. The following rules are used for the initial constituent selection and ongoing reconstitution:
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Companies must be primarily listed in one of the following 43 countries: Australia, Austria, Belgium, Brazil, Canada, Chile, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, Iceland, India, Indonesia, Ireland, Israel, Italy, Japan, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Peru, the Philippines, Poland, Portugal, Singapore, South Africa, Republic of Korea (South Korea), Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, the U.K. and the U.S.
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Companies included in the Underlying Index as autonomous and electric vehicle manufacturers must generate 50% or more of their revenue from the manufacturing of autonomous or electric vehicles, as defined by the index provider based on RBICS and supply chain relationships data;
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Companies included in the Underlying Index as autonomous software and electronics companies must generate 50% or more of their revenue from autonomous software or electronics makers as defined by the index provider based on RBICS and supply chain relationships data;
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Companies included in the Underlying Index as electric vehicle battery producers must generate 50% or more of their revenue from electric vehicle battery manufacturing or generate 50% or more of their revenue from heavy-duty and high-end battery manufacturing or traditional vehicle batteries and have products in electric vehicle batteries as defined by the index provider based on RBICS and supply chain relationships data;
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Companies included in the Underlying Index as electric vehicle battery materials producers must generate 50% or more of their revenue in aggregate from lithium mining or manufacturing and supply to car manufacturers or companies that have revenue generated from electric vehicle battery manufacturing as defined by the index provider based on RBICS and supply chain relationships data;
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Companies included in the Underlying Index as electric vehicle charging companies must generate 50% or more of their revenue from electric vehicle charging stations or battery charging equipment manufacturing and have a business description which includes “electric vehicle,” as defined by the index provider based on RBICS and supply chain relationships data;
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Companies included in the Underlying Index as autonomous and electric driving technology companies must in aggregate generate 50% or more of their revenue from 8 selected automotive value chain industries and are a supplier to at least one autonomous or electric vehicle manufacturing company, as defined by the index provider based on RBICS and supply chain relationships data;
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The Underlying Index will include China H-shares traded on the Hong Kong exchange and will not include any China A-shares or China B-shares;
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The weight of autonomous software and electronics companies and autonomous and electric driving technology companies are in aggregate capped at 25%.
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The companies initially included in the Underlying Index or new to the Underlying Index must have a float-adjusted market capitalization of $300 million or greater and three month average daily trading value (“ADTV”) of $2 million or greater; and
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Existing constituents are not removed from the Underlying Index unless their float-adjusted market capitalization is less than $225 million and three month ADTV is less than $1.5 million.
NYSE® FactSet® Global Cyber Security Index
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Number of Components: approximately 33
Index Description. The NYSE FactSet Global Cyber Security Index is designed to represent a broad universe of developed and emerging market companies that have significant revenue exposure to, or are market leaders in, the cyber security value-chain, including cyber security hardware, software, products, and services. Constituents are selected using a combination of revenue exposure and supply-chain relationship data, as defined by the FactSet Revere Business Industry Classification System (“RBICS”). The index is composed of industries such as customer premises network security equipment producers, network security software providers, and aerospace and defense IT service providers. The Underlying Index is reconstituted annually, rebalanced semi-annually and weighted by float-adjusted market cap with individual constituents capped at 4% of the index.
Eligibility. The following rules are used for the initial constituent selection and ongoing reconstitution:
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Companies must be primarily listed in one of the following 43 countries: Australia, Austria, Belgium, Brazil, Canada, Chile, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, Iceland, India, Indonesia, Ireland, Israel, Italy, Japan, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Peru, the Philippines, Poland, Portugal, Singapore, South Africa, Republic of Korea (South Korea), Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, the U.K. and the U.S.
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Companies must have at least 50% of their revenue from a RBICS sub-industry with exposure to the cybersecurity hardware or cybersecurity software and services industries.
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Companies must have:
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float-adjusted market capitalization of $300 million or greater (USD); existing constituents could remain if their float-adjusted market capitalization is $225 million or greater (USD)
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3 month ADTV (Average Daily Trading Value) of $2 million or greater (USD); existing constituents could remain if 3 month ADTV is at least $1.5 million (USD)
As of July 31, 2025, there are 12 RBICS sub-industries with exposure to cybersecurity hardware or cybersecurity software and services industries: Customer Premises Network Security Equipment, General Carrier Edge (Access) Equipment, Carrier Edge Network Management Equipment, Wireline Equipment, Network Security Access Policy Software, Network Security Software, Enterprise Security Management Software, Other Network Software, Government IT Services, Aerospace and Defense IT Services, Security and Management Consulting and Multi-Type Home and Office Software (with an additional screen to target the RBICS focus path in Revere Hierarchy as “Technology ˃ Software ˃ Home/Office ˃ Handheld/Smart Phone ˃ System Utilities ˃ Security”).
NYSE® FactSet® Global Genomics and Immuno Biopharma Index
Number of Components: approximately 42
Index Description. The NYSE FactSet Global Genomics and Immuno Biopharma Index is designed to represent a broad universe of developed and emerging market companies that have significant revenue exposure to, or are market leaders in, genomics, immunology and bioengineering. Constituents are selected using a combination of revenue exposure and supply-chain relationship data, as defined by the FactSet Revere Business Industry Classification System (“RBICS”). The index is composed of companies involved in biopharmaceutical services, healthcare equipment and healthcare services that could benefit from the long-term growth and innovation in genomics, immunology and bioengineering. The Underlying Index is reconstituted annually, rebalanced semi-annually and weighted by float-adjusted market cap with individual constituents capped at 4% of the index. The aggregate weight of component securities classified as Level 6 industry “Diversified Biopharmaceuticals” is capped at 25% of the index.
Eligibility. The following rules are used for the initial constituent selection and ongoing reconstitution:
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Companies must be primarily listed in one of the following 43 countries: Australia, Austria, Belgium, Brazil, Canada, Chile, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, Iceland, India, Indonesia, Ireland, Israel, Italy, Japan, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Peru, the Philippines, Poland, Portugal, Singapore, South Africa, Republic of Korea (South Korea), Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, the U.K. and the U.S.
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The index selects companies that generate 50% or higher revenue from 60 RBICS Level 6 industries, which are
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considered to be potential genomics and immuno biopharma products and technology developers, including 31 biopharmaceutical industries, 7 healthcare equipment industries, and 22 healthcare services industries.
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Within the universe of companies, the index provider conducts keyword searches related to genomics and immuno biopharmaceutical products and technologies in the FactSet Supply Chain Relationships database and calculates a composite theme score. Companies are ranked by this composite score in descending order, and the top 50 companies are selected for inclusion.
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Companies must have:
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float-adjusted market capitalization of $300 million or greater (USD); existing constituents could remain if their float-adjusted market capitalization is $225 million or greater
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3 month ADTV of $2 million or greater (USD); existing constituents could remain if 3 month ADTV is at least $1.5 million (USD)
NYSE® FactSet® Global Neuro Biopharma and MedTech Index
Number of Components: approximately 53
Index Description. The NYSE FactSet Global Neuro Biopharma and MedTech Index is a rules-based, modified float-adjusted market capitalization-weighted equity benchmark designed to track the performance of globally listed companies involved in the research, development or manufacturing of neurology biopharmaceuticals or neurological devices, as determined by the index provider.
Eligibility. The following rules are used for the initial constituent selection and ongoing reconstitution:
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Companies must be listed in one of the following 44 countries or regions: Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, Iceland, India, Indonesia, Ireland, Israel, Italy, Japan, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Peru, the Philippines, Poland, Portugal, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Kingdom, and the U.S. China A-shares are eligible for inclusion in the index.
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Securities listed on the Shanghai Stock Exchange (“SSE”) and the Shenzhen Stock Exchange (“SZSE”) must be eligible for buy-and-sell northbound trading under the Shanghai and Shenzhen Stock Connect programs. If an index constituent listed on the SSE or the SZSE loses buy-and-sell Stock Connect eligibility, it will be removed from the index at the earliest subsequent reconstitution or rebalance.
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Companies must have:
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A float-adjusted market capitalization of at least $100 million; and
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A 3-month average daily trading value (“ADTV”) of $1 million or greater.
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Existing constituents may remain in the index if their float-adjusted market capitalization is at least $75 million and their 3-month ADTV is at least $750,000 at each index reconstitution and rebalance.
Index Methodology. Securities that meet the eligibility requirements listed above are selected for inclusion based on their classification within one of two sub-industries defined by the FactSet Revere Business Industry Classification System (“RBICS”): Neurology Biopharmaceuticals and Neurology Devices. For a company to be included in either sub-industry, the sub-industry must represent at least 50% of the company’s annual revenues or, for pre-revenue companies, the sub-industry’s primary business as indicated by its product pipeline, each as determined by the index provider. The index methodology does not require that at least one company from each of the RBICS sub-industries be included in the Underlying Index. Constituents may also operate business lines that generate revenue in other industries. The index provider seeks to exclude companies whose business description, trade names or supply chain relationships indicate involvement in psychedelics or cannabis, as determined by the index provider based on an analysis using FactSet keyword data.
Constituents are weighted by float-adjusted market capitalization, with an individual cap of 4% of the Underlying Index at each index reconstitution and rebalance. Any excess amounts are redistributed among the remaining securities on a pro rata basis, subject to the 4% cap. The Underlying Index is reviewed and reconstituted in March and September and rebalanced quarterly.
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The STOXX Indexes
STOXX Total Market Indexes
Each of the STOXX Total Market Indexes is a subset of the STOXX Global Total Market index (the “Global TMI”), which represents 95 percent of the free float market capitalization worldwide, with a variable number of components. The STOXX global equity universe includes all common stocks and equities with similar characteristics from financial markets that provide real-time and historical component and currency pricing. The Global TMI is the fraction of the STOXX investable universe listed on eligible stock exchanges. The STOXX Country Total Market indexes form the basis for all regional STOXX Total Market indexes (each, a “Regional TMI”). Each STOXX Country Total Market index aims to represent a broad market and covers at least 95 percent of the free float market capitalization of the respective country’s investable universe. Each of the STOXX Total Market Indexes is derived from its respective Regional TMI(s).
STOXX World Equity Indexes
The STOXX World Equity Indexes includes a number of regional, country and sector equity indexes which are modular components of the STOXX World AC All Cap Index (AC stands for All Countries). The STOXX World AC All Cap Index aims to provide a broad universe that includes all investable stocks, ADR’s and GDR’s from all developed and emerging markets in the world. Large Cap, Mid Cap and Small Cap Indexes provide coverage of approximately the top 70 percent, 85 percent and 95 percent of each respective countries’ free float-adjusted market capitalization. The universe for all countries besides China, is the combination of the respective STOXX Country Total Market Index, the respective country’s constituents in the STOXX GCC Total Market Index (a Regional TMI that aims to represent the Gulf Cooperation Council countries market, which consists of Bahrain, Kuwait, Oman, Qatar, Saudi Arabia and the United Arab Emirates) and the respective country’s constituents of the STOXX World DR Index (a free-float market capitalization-weighted index of depositary receipts whose universe includes ADRs and GDRs that are traded on the New York Stock Exchange, NASDAQ, or the London Stock Exchange). For China the universe is the aggregate of the STOXX China Total Market Index, the STOXX China A Total Market Index, the STOXX China P-Chip Total Market Index, and the China constituents in the STOXX Global DR Index.
STOXX Global Energy Storage and Materials Index
Number of Components: approximately 63
Index Description. The STOXX Global Energy Storage and Materials Index measures the performance of equity securities of companies involved in energy storage solutions aiming to support the transition to a low carbon economy, including hydrogen, fuel cells, and batteries as determined by STOXX Ltd. The Underlying Index is composed of U.S. and non-U.S. equity securities selected from the STOXX World AC All Cap Index (the “Parent Index”). The Parent Index is composed of large-, mid- and small capitalization stocks from developed and emerging markets.
Index Methodology. To construct the Underlying Index, the Index Provider begins with common equity securities (including depositary receipts) from the Parent Index and selects stocks belonging to the eligible country list which have an adjusted free-float market capitalization of greater than $200 million and a 3-month median daily traded value greater than $1 million. In the case a company has multiple listings, depository receipts and/or multiple share classes, all of the lines are eligible, subject to the screening and selection criteria. The Index Provider selects companies involved in the energy storage solutions theme using a combination of revenue exposure as defined by the FactSet Revere Business and Industry Classification System (“RBICS”), and patent exposure as assessed using EconSight’s patent data. The patent dataset provides a taxonomy that classifies patent filings around the world into specific technology categories.
The Index Provider defines two lists of eligible RBICS Level 6 sectors: Extended RBICS and Core RBICS. Extended RBICS Level 6 sectors are areas of operation which: have a direct link to the theme; are well positioned for the theme evolution, with existing infrastructure and expertise in place; are expected to drive the innovation and viability of energy storage and hydrogen economy solutions; and/or manufacture specialty materials and chemicals for the end products, such as batteries and fuel cells. Core RBICS are a subset of Extended RBICS Level 6 sectors with a direct link to the theme. The patent exposure selection involves using EconSight’s patent data to assess a company’s patent holdings for involvement in the energy storage solutions and hydrogen economy technologies theme.
The Index Provider first selects companies with 25% or more revenue exposure from the Extended RBICS sectors to create the pre-selection list. The Index Provider further assesses the companies for their exposure to Core RBICS Level 6 sectors and their patent exposure in the areas related to energy storage and hydrogen economy technologies.
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For patent exposure-based selection, the active patents for each technology are captured according to specialized patent-based analysis. The patent metrics used to assess a company's involvement in the theme are High Quality Patents and Patent Specialization. High Quality Patents is defined as the number of active patents that a company holds that fall in the top 10% in terms of patent quality within a defined technology. Patent quality is the product of citations (a measure of technology relevance) and countries covered within the patent (market coverage). Citations can be viewed as an external assessment of how competitors assessed the importance of a patent. Market coverage is seen as an internal assessment of how patents owners assessed the importance of their own invention. Both indicators are weighted so that newer citations or larger countries are more relevant. The High-Quality Patents metric allows for comparisons of patent strength between individual companies. Patent Specialization is defined as the total number of a company's active patents associated with the technologies in the theme divided by the total number of the company's active patents. It provides an indication of the importance of the technologies to the overall patent activities of the company and is a measure of technological innovation.
The Index Provider selects index constituents from the pre-selection list using a tiered approach, consisting of Tier 1a, Tier 1b and Tier 2. STOXX classifies Tier 1a companies as those that have 25% or more aggregated revenue exposure from the Core RBICS list. The Index Provider then uses High Quality Patents and Patent Specialization metrics to select securities for inclusion in Tier 1b and Tier 2. Only companies that have 50% or more revenue exposure from the Extended RBICS list are assessed for inclusion in Tier 1b. Companies included in Tier 1b must rank in the top 10% in terms of High-Quality Patent ownership and/or have Patent Specialization greater than or equal to 25%. The Index Provider then assesses all remaining companies in the pre-selection list for inclusion in Tier 2. Tier 2 includes companies ranked in the top 30% in terms of High-Quality Patent ownership and/or companies with Patent Specialization greater than or equal to 25%.
In addition, the Index Provider excludes all companies that Sustainalytics, a provider of business intelligence on environmental, social, and governance risks, identifies as: violating or being at risk of violating commonly accepted international norms and standards or other exclusion guidelines based on a company’s compliance with the United Nations Global Compact Principles, the Organisation for Economic Co-operation and Development Guidelines for Multinational Enterprises and the UN Guiding Principles on Business and Human Rights, and their underlying conventions (collectively, “Global Standards Screening”); being involved with certain controversial weapons, small arms, oil sands, thermal coal and tobacco products; or having a Sustainalytics Controversy Rating of “Category 5 (Severe).” If information on any of the above fields is missing for a company, then it is not eligible for selection.
After the index constituents’ initial weighting, the Index Provider applies weights against their tier group level, company level and concentration capping limits. The Index Provider applies a maximum of 20% weighting to Tier 2 companies. The component securities in the Underlying Index are weighted by float-adjusted market capitalization with individual securities capped at 8%, 6% and 4% for Tier 1a, 1b, and 2, respectively. Securities with weights greater than 4.5% will not in aggregate exceed 45% of the Underlying Index weight at rebalance. The Underlying Index is reviewed annually in June and rebalanced quarterly in September, December and March. Furthermore, on a quarterly basis in September, December and March, current components are screened for their Global Standards Screening assessment and Controversy Rating. If a current component is assessed as non-compliant based on the Global Standards Screening or observed to have a Category 5 Controversy Rating, it is removed from the index, effective on the next dissemination day following the third Friday of the month. Stocks removed from the STOXX World AC All Cap index are removed from the STOXX Global Energy Storage and Materials Index and are not replaced.
As of July 31, 2025, the Underlying Index comprised of securities of companies in the following countries or regions: Belgium, China, France, Germany, Japan, Netherlands, Norway, South Korea, Switzerland, Taiwan and the United States. The Underlying Index may include large-, mid- or small capitalization companies. As of July 31, 2025, the Underlying Index had 63 securities and a significant portion of the index constituents were represented by securities of companies in the materials and industrials industries or sectors. The Index Provider does not have a minimum number of stocks requirement. The components of the Underlying Index are likely to change over time.
STOXX Global Equity Factor Index
Number of Components: approximately 600
Index Description. The STOXX Global Equity Factor Index (the “Underlying Index”) is a subset of the STOXX World AC Index (the “Parent Index”), which is a free float market capitalization-weighted index designed to measure the performance of large- and mid- capitalization companies from developed and emerging markets. Large- and mid- capitalization companies, as calculated by the Index Provider, represent approximately the top 85% of the investable market capitalization of each
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developed and emerging market country included in the Parent Index, as defined by STOXX. Free float market capitalization is calculated by multiplying the total market capitalization of a security by a free float factor, as determined by the Index Provider, to reflect the market capitalization of the number of shares available in the market (rather than that of the total number of shares outstanding). The Underlying Index is composed of large- and mid-capitalization equity securities from the Parent Index that are selected and weighted using an optimization process designed to maximize exposure to five target factors: momentum, quality, value, low volatility and size. The Underlying Index also seeks to mitigate exposure to unintended systematic exposures, limit turnover and maintain a level of risk similar to that of the Parent Index.
Index Methodology. The momentum score is calculated from the following signals: price momentum, earnings momentum and earnings announcement drift (i.e., the difference between a stock’s performance on and immediately following an earnings announcement date).
The quality score is calculated from the following signals: gross profitability, share dilution, accruals, changes in net operating assets, carbon emissions intensity and greenhouse gas (“GHG”) reduction targets. Carbon emissions intensity is based on the issuer’s Scope 1 and Scope 2 GHG emissions (i.e., direct emissions from sources that an issuer owns or controls and indirect emissions from the issuer’s purchase of energy) relative to peers in its Industry Classification Benchmark (“ICB”) Supersector, as reported by Institutional Shareholder Services (“ISS”). The GHG targets signal is based on the robustness of an issuer’s GHG reduction targets, including whether they are part of the Science Based Targets initiative (“SBTi”) framework; this is assessed by ISS based on its own ESG ratings data and SBTi data.
The value score is calculated from the following signals: current book value‑to‑price ratio, dividend yield (i.e., 12-month trailing dividend divided by total market capitalization), earnings yield (i.e., 12-month net income divided by total market capitalization), cash flow yield (i.e., 12-month cash flow divided by total market capitalization) and time series normalized cash flow yield over the previous 36 months.
The low volatility score is based on prior 12-month volatility, as calculated by the Index Provider.
The size score seeks to measure an issuer’s market capitalization relative to other companies in the Parent Index.
The Index Provider derives a composite score based on a combination of the five factors at the following weights: momentum, 27%; quality, 36%; value, 27%; low volatility, 5%; and size, 5%. The composite score is an input to the optimization process through which the Index Provider selects securities from the Parent Index and assigns weights.
The optimization process seeks to maximize the overall exposure to the five factors while applying certain constraints, which include the following:
•
A constituent’s minimum weight is the greater of 0% and its weight in the Parent Index minus 2%.
•
A constituent’s maximum weight is the lesser of its weight in the Parent Index plus 2% and 20 times its Parent Index weight.
•
The maximum weight for a single issuer is 10% of the Underlying Index.
•
The sum of issuer weights that are individually greater than 4.5% must be less than 22.5% of the Underlying Index.
•
The maximum exposure to each ICB Industry (Level 1) (as defined by the Index Provider) must be within 2% of the exposure in the Parent Index.
•
The exposure to a particular country must be within 5% of the exposure in the Parent Index.
•
The maximum one-way turnover at each quarterly rebalance is 5%.
•
The maximum ex ante tracking error relative to the Parent Index is 1%.
•
Constraints are also applied for the minimum and maximum exposures to the five factors relative to the Parent Index.
•
A constituent’s maximum weight is also subject to liquidity constraints.
The Underlying Index is reviewed and rebalanced each March, June, September and December.
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Investment Policies
The Board has adopted as fundamental policies the following numbered investment policies, which cannot be changed without the approval of the holders of a majority of the applicable Fund’s outstanding voting securities. A vote of a majority of the outstanding voting securities of a Fund is defined in the 1940 Act as the lesser of (i) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (ii) more than 50% of outstanding voting securities of the Fund. Each Fund has also adopted certain non-fundamental investment policies, including its investment objective. Non-fundamental investment policies may be changed by the Board without shareholder approval. Therefore, each Fund may change its investment objective and its Underlying Index without shareholder approval.
Fundamental Investment Policies
Each of the iShares MSCI ACWI ETF, iShares MSCI ACWI ex U.S. ETF and iShares MSCI All Country Asia ex Japan ETF will not:
1.
Concentrate its investments (i.e., invest 25% or more of its total assets in the securities of a particular industry or group of industries), except that a Fund will concentrate to approximately the same extent that the Underlying Index concentrates in the securities of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.
2.
Borrow money, except that (i) each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities; and (ii) each Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (i) and (ii), each Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) is derived from such transactions. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law.
3.
Issue any senior security, except as permitted under the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.
4.
Make loans, except as permitted under the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.
5.
Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this restriction shall not prevent each Fund from investing in securities of companies engaged in the real estate business or securities or other instruments backed by real estate or mortgages), or commodities or commodity contracts (but this restriction shall not prevent each Fund from trading in futures contracts and options on futures contracts, including options on currencies to the extent consistent with each Fund’s investment objective and policies).
6.
Engage in the business of underwriting securities issued by other persons, except to the extent that each Fund may technically be deemed to be an underwriter under the 1933 Act, in disposing of portfolio securities.
Each of the iShares Core MSCI EAFE ETF and iShares Core MSCI Total International Stock ETF will not:
1.
Concentrate its investments (i.e., invest 25% or more of its total assets in the securities of a particular industry or group of industries), except that the Fund will concentrate to approximately the same extent that the Underlying Index concentrates in the securities of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.
2.
Borrow money, except that (i) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities; and (ii) the Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (i) and (ii), the Fund will be limited so that no more than 33 1/3% of the value of
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its total assets (including the amount borrowed) is derived from such transactions. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law.
3.
Issue “senior securities” as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulation and orders thereunder.
4.
Make loans, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.
5.
Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this restriction shall not prevent the Fund from investing in securities of companies engaged in the real estate business or securities or other instruments backed by real estate or mortgages), or commodities or commodity contracts (but this restriction shall not prevent the Fund from trading in futures contracts and options on futures contracts, including options on currencies to the extent consistent with the Fund’s investment objective and policies).
6.
Engage in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the 1933 Act, in disposing of portfolio securities.
Each of the iShares Breakthrough Environmental Solutions ETF, iShares Core MSCI International Developed Markets ETF, iShares Cybersecurity and Tech ETF, iShares Energy Storage & Materials ETF, iShares Future Exponential Technologies ETF, iShares Genomics Immunology and Healthcare ETF, iShares Global Equity Factor ETF, iShares Low Carbon Optimized MSCI ACWI ETF, iShares MSCI China A ETF, iShares Neuroscience and Healthcare ETF and iShares Self-Driving EV and Tech ETF will not:
1. Concentrate its investments in a particular industry, as that term is used in the Investment Company Act, except that the Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the securities of a particular industry or group of industries.
2. Borrow money, except as permitted under the Investment Company Act.
3. Issue senior securities to the extent such issuance would violate the Investment Company Act.
4. Purchase or hold real estate, except the Fund may purchase and hold securities or other instruments that are secured by, or linked to, real estate or interests therein, securities of REITs, mortgage-related securities and securities of issuers engaged in the real estate business, and the Fund may purchase and hold real estate as a result of the ownership of securities or other instruments.
5. Underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be an underwriting or as otherwise permitted by applicable law.
6. Purchase or sell commodities or commodity contracts, except as permitted by the Investment Company Act.
7. Make loans to the extent prohibited by the Investment Company Act.
Notations Regarding each Fund's Fundamental Investment Policies
The following notations are not considered to be part of a Fund’s fundamental investment policies and are subject to change without shareholder approval.
With respect to the fundamental policy relating to concentration set forth in (1) above, the Investment Company Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. The policy in (1) above will be interpreted to refer to concentration as that term may be interpreted from time to time. The policy also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. There also will be no limit on investment in issuers domiciled in a single jurisdiction or country. Finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents. Each foreign
59

government will be considered to be a member of a separate industry. With respect to each Fund's industry classifications, the Fund currently utilizes any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. The policy also will be interpreted to give broad authority to each Fund as to how to classify issuers within or among industries.
With respect to the fundamental policy relating to borrowing money set forth in (2) above, the Investment Company Act permits each Fund to borrow money in amounts of up to one-third of the Fund's total assets from banks for any purpose, and to borrow up to 5% of the Fund's total assets from banks or other lenders for temporary purposes. (The Fund's total assets include the amounts being borrowed.) To limit the risks attendant to borrowing, the Investment Company Act requires each Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of each Fund's total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Borrowing money to increase portfolio holdings is known as “leveraging.” Certain trading practices and investments, such as reverse repurchase agreements, may be considered to be borrowings or involve leverage and thus are subject to the Investment Company Act restrictions. In accordance with Rule 18f-4 under the Investment Company Act, when each Fund engages in reverse repurchase agreements and similar financing transactions, the Fund may either (i) maintain asset coverage of at least 300% with respect to such transactions and any other borrowings in the aggregate, or (ii) treat such transactions as “derivatives transactions” and comply with Rule 18f-4 with respect to such transactions. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy.
With respect to the fundamental policy relating to underwriting set forth in (5) above, the Investment Company Act does not prohibit a fund from engaging in the underwriting business or from underwriting the securities of other issuers; in fact, in the case of diversified funds, the Investment Company Act permits a fund to have underwriting commitments of up to 25% of its assets under certain circumstances. Those circumstances currently are that the amount of a fund’s underwriting commitments, when added to the value of a fund’s investments in issuers where a fund owns more than 10% of the outstanding voting securities of those issuers, cannot exceed the 25% cap. A fund engaging in transactions involving the acquisition or disposition of portfolio securities may be considered to be an underwriter under the 1933 Act. Although it is not believed that the application of the 1933 Act provisions described above would cause a fund to be engaged in the business of underwriting, the policy in (5) above will be interpreted not to prevent a fund from engaging in transactions involving the acquisition or disposition of portfolio securities, regardless of whether a fund may be considered to be an underwriter under the 1933 Act or is otherwise engaged in the underwriting business to the extent permitted by applicable law.
With respect to the fundamental policy relating to lending set forth in (7) above, the Investment Company Act does not prohibit each Fund from making loans (including lending its securities); however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets (including lending its securities), except through the purchase of debt obligations or the use of repurchase agreements. In addition, collateral arrangements with respect to options, forward currency and futures transactions and other derivative instruments (as applicable), as well as delays in the settlement of securities transactions, will not be considered loans.
Non-Fundamental Investment Policies of the Funds.
Under its non-fundamental investment restrictions, which may be changed by the Board without shareholder approval, each Fund may not:
1.
Purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) of the Investment Company Act, at any time the Fund has knowledge that its shares are purchased by another investment company investor in reliance on the provisions of subparagraph (G) of Section 12(d)(1). The foregoing restriction does not restrict the Fund from acquiring the shares of registered open-end investment companies to the extent otherwise permissible under other provisions of the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.
2.
In accordance with Rule 35d-1 under the 1940 Act, under normal circumstances, invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in component securities of its Underlying Index or in Depositary Receipts representing component securities in the Underlying Index.
A Fund will notify its shareholders at least 60 days prior to any change in its restrictions described in 2 above.
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Notations Regarding each Fund’s Fundamental and Non-Fundamental Investment Policies
Unless otherwise indicated, all limitations under each Fund’s fundamental or non-fundamental investment restrictions apply only at the time that a transaction is undertaken. Any change in the percentage of each Fund’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in each Fund’s total assets will not require the Fund to dispose of an investment.
Continuous Offering
The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.
For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares and sells such shares directly to customers or if it chooses to couple the creation of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all of the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.
Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on the Listing Exchange generally is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is available only with respect to transactions on an exchange.
Management
Trustees and Officers.  The Board has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).
The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into the BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the iShares Complex (each, a “BlackRock Fund Complex”). Each Fund is included in the iShares Complex, which includes iShares Trust, iShares U.S. ETF Trust, and iShares, Inc. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the iShares Complex, which consists of 424 funds as of November 28, 2025. With the exception of Stephen Cohen, Robert S. Kapito and Aaron Wasserman, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito and Mr. Wasserman is c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The address of Mr. Cohen is c/o BlackRock, Inc., Drapers Gardens, 12 Throgmorton Avenue, London EC2N 2DL United Kingdom. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds' Trustees and officers may be found in this SAI, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).
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Interested Trustees
Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[1] (1957)	Trustee (since 2009).
President of BlackRock, Inc. (since
2006); Vice Chairman of BlackRock,
Inc. and Head of BlackRock’s
Portfolio Management Group (since
its formation in 1998) and BlackRock,
Inc.’s predecessor entities (since
1988); Trustee, University of
Pennsylvania (since 2009); President
of Board of Directors, Hope & Heroes
Children’s Cancer Fund (since 2002).
Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).
Stephen Cohen[2] (1975)	Trustee (since 2024).
Senior Managing Director, Head of
Global Product Solutions of
BlackRock, Inc. (since 2024); Senior
Managing Director, Head of Europe,
Middle East and Africa Regions of
BlackRock, Inc. (2021-2024); Head of
iShares Index and Wealth in EMEA of
BlackRock, Inc. (2017-2021); Global
Head of Fixed Income Indexing of
BlackRock, Inc. (2016-2017); Chief
Investment Strategist for
International Fixed Income and
iShares of BlackRock, Inc. (2011-
2015).
Director of iShares, Inc. (since 2024); Trustee of iShares U.S. ETF Trust (since 2024).

1
Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
2
Stephen Cohen is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
Independent Trustees
Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Kerrigan (1955)	Trustee (since 2005); Independent Board Chair (since 2022).	Chief Investment Officer, Santa Clara University (2002-2025).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2022).
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Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Jane D. Carlin (1956)	Trustee (since 2015); Securities Lending Committee Chair (since 2025).
Consultant (since 2012); Member of
the Audit Committee (2012-2018),
Chair of the Nominating and
Governance Committee (2017-2018)
and Director of PHH Corporation
(mortgage solutions) (2012-2018);
Managing Director and Global Head
of Financial Holding Company
Governance & Assurance and the
Global Head of Operational Risk
Management of Morgan Stanley
(2006-2012).

Director of iShares, Inc. (since 2015);
Trustee of iShares U.S. ETF Trust
(since 2015); Member of the Audit
Committee (since 2016), Chair of the
Audit Committee (since 2020) and
Director of The Hanover Insurance
Group, Inc. (since 2016).

Richard L. Fagnani (1954)	Trustee (since 2017); 15(c) Committee Chair (since 2025).	Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
Laura F. Fergerson (1962)	Trustee (since 2024); Audit Committee Chair (since 2025).	President, Franklin Templeton Services, LLC (2017-2024); Director of the Board of Crocker Art Museum Association (since 2019); President, Crocker Art Museum Foundation (2022-2023).	Director of iShares, Inc. (since 2024); Trustee of iShares U.S. ETF Trust (since 2024).
Cecilia H. Herbert (1949)	Trustee (since 2005).
Chair of the Finance Committee
(since 2019) and Trustee and
Member of the Finance, Audit and
Quality Committees of Stanford
Health Care (since 2016); Trustee of
WNET, New York's public media
company (since 2011) and Member
of the Audit Committee (since 2018),
Investment Committee (since 2011)
and Personnel Committee (since
2022); Member of the Wyoming
State Investment Funds Committee
(since 2022); Trustee of Forward
Funds (14 portfolios) (2009-2018);
Trustee of Salient MF Trust (4
portfolios) (2015-2018); Director of
the Jackson Hole Center for the Arts
(since 2021).
Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).
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Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
James Lam (1961)	Trustee (since 2024); Risk Committee Chair (since 2025).
President, James Lam & Associates,
Inc. (since 2002); Director of the FAIR
Institute (since 2020); adjunct
professor at Carnegie Mellon
University (since 2018); Member,
Zicklin School of Business Dean's
Council of Baruch College (since
2017); Director and Audit Committee
Chair of RiskLens, Inc. (2018-2023);
Director, Risk Oversight Committee
Chair and Audit Committee Member
of E*TRADE Financial and E*TRADE
Bank (2012-2020).
Director of iShares, Inc. (since 2024); Trustee of iShares U.S. ETF Trust (since 2024).
Drew E. Lawton (1959)	Trustee (since 2017); Fixed Income Plus Committee Chair (since 2025).	Senior Managing Director of New York Life Insurance Company (2010- 2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017); Director of Jackson Financial Inc. (since 2021).
John E. Martinez (1961)	Trustee (since 2003); Equity Plus Committee Chair (since 2025).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).
Madhav V. Rajan (1964)	Trustee (since 2011); Nominating and Governance Committee Chair (since 2025).
Dean, and George Pratt Shultz
Professor of Accounting, University
of Chicago Booth School of Business
(since 2017); Advisory Board
Member (since 2016) and Director
(since 2020) of C.M. Capital
Corporation; Chair of the Board for
the Center for Research in Security
Prices, LLC (since 2020); Director of
WellBe Senior Medical (since 2023);
Robert K. Jaedicke Professor of
Accounting, Stanford University
Graduate School of Business (2001-
2017); Professor of Law (by
courtesy), Stanford Law School
(2005-2017); Senior Associate Dean
for Academic Affairs and Head of
MBA Program, Stanford University
Graduate School of Business (2010-
2016).
Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).
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Officers
Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years
Jessica Tan (1980)	President (since 2024).
Managing Director of BlackRock, Inc.
(since 2015); Head of Global Product
Solutions, Americas of BlackRock,
Inc. (since 2024) and Head of
Sustainable and Transition Solutions
of BlackRock, Inc. (2022-2024);
Global Head of Corporate Strategy of
BlackRock, Inc. (2019-2022); Chief of
Staff to the CEO of BlackRock, Inc.
(2017-2019).

Trent Walker (1974)	Treasurer and Chief Financial Officer (since 2020).
Managing Director of BlackRock, Inc.
(since 2019); Chief Financial Officer
of iShares Delaware Trust Sponsor
LLC, BlackRock Funds, BlackRock
Funds II, BlackRock Funds IV,
BlackRock Funds V and BlackRock
Funds VI (since 2021).

Aaron Wasserman (1974)	Chief Compliance Officer (since 2023).
Managing Director of BlackRock, Inc.
(since 2018); Chief Compliance
Officer of the BlackRock Multi-Asset
Complex, the BlackRock Fixed-
Income Complex and the iShares
Complex (since 2023); Deputy Chief
Compliance Officer for the BlackRock
Multi-Asset Complex, the BlackRock
Fixed-Income Complex and the
iShares Complex (2014-2023).

Marisa Rolland (1980)	Secretary (since 2022).	Managing Director of BlackRock, Inc. (since 2023); Director of BlackRock, Inc. (2018-2022).
Jennifer Hsui (1976)	Executive Vice President (since 2022).	Managing Director of BlackRock, Inc. (since 2009); Co-Head of Index Equity of BlackRock, Inc. (since 2022).
James Mauro (1970)	Executive Vice President (since 2021).	Managing Director of BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco Core Portfolio Management of BlackRock, Inc. (since 2020).
Elise Terry (1977)	Executive Vice President (since 2025).
Managing Director of BlackRock, Inc.
(since 2016); Head of U.S. iShares
(since 2024); Co-Head of Distribution
for U.S. Wealth Advisory (2023-2024);
National Sales Manager, Wirehouse
Channel (2020-2023).

65

Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years
Daniel Prince (1981)	Executive Vice President (since 2025).	Managing Director of BlackRock, Inc. (since 2023); Director of BlackRock, Inc. (2015-2022); Head of U.S. iShares Product (since 2025); Head of iShares Product Consulting (2015-2025).
The Board has concluded that, based on each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees, each Trustee should serve as a Trustee of the Board. Among the attributes common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Funds' investment adviser, other service providers, counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees. A Trustee’s ability to perform his or her duties effectively may have been attained through the Trustee’s educational background or professional training; business, consulting, public service or academic positions; experience from service as a Board member of the Funds and the other funds in the Trust (and any predecessor funds), other investment funds, public companies, or non-profit entities or other organizations; and/or other life experiences. Also, set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each Trustee that led the Board to conclude that he or she should serve (or continue to serve) as a Trustee.
Robert S. Kapito has been a Trustee of the Trust since 2009. Mr. Kapito has also served as a Director of iShares, Inc. since 2009, a Trustee of iShares U.S. ETF Trust since 2011 and a Director of BlackRock, Inc. since 2006. Mr. Kapito served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2010 to 2015. In addition, he has over 20 years of experience as part of BlackRock, Inc. and BlackRock’s predecessor entities. Mr. Kapito serves as President of BlackRock, Inc., and is a member of the Global Executive Committee and Chairman of the Global Operating Committee. He is responsible for day-to-day oversight of BlackRock's key operating units, including Investment Strategies, Client Businesses, Technology & Operations, and Risk & Quantitative Analysis. Prior to assuming his current responsibilities in 2007, Mr. Kapito served as Vice Chairman of BlackRock, Inc. and Head of BlackRock's Portfolio Management Group. In that role, he was responsible for overseeing all portfolio management within BlackRock, including the Fixed Income, Equity, Liquidity, and Alternative Investment Groups. Mr. Kapito serves as a member of the Board of Trustees of the University of Pennsylvania and the Harvard Business School Board of Dean’s Advisors. He has also been President of the Board of Directors for the Hope & Heroes Children's Cancer Fund since 2002. Mr. Kapito earned a BS degree in economics from the Wharton School of the University of Pennsylvania in 1979, and an MBA degree from Harvard Business School in 1983.
Stephen Cohen has been a Trustee of the Trust since 2024. Mr. Cohen has also served as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust since 2024. Mr. Cohen has also served as a Director of BlackRock Investment Management (UK) Limited, Director of BlackRock International Limited, and Director of BlackRock Group Limited since 2021. Mr. Cohen, Senior Managing Director, is BlackRock’s Chief Product Officer and a member of the Global Executive Committee. Mr. Cohen is responsible for the business strategy, innovation and commercialization of BlackRock’s full investment product platform, aligning product strategies with client needs and market trends, and unlocking new growth opportunities across iShares, Active, and Private Markets. Before assuming his current role in January 2024, Mr. Cohen served as the Head of Europe, Middle East and Africa from 2021, leading BlackRock in the region. He was previously Head of the iShares, Index and Wealth businesses in EMEA, overseeing BlackRock's relationships with wealth management firms and platforms, the development and distribution of active and index investments, and the firm’s equity index portfolio management capability in the region. Having joined BlackRock in 2011, Mr. Cohen initially served as the Chief Investment Strategist for International Fixed Income and iShares, and then, in 2016, as Global Head of Fixed Income Indexing. Prior to BlackRock, Mr. Cohen was Global Head of Equity Linked Strategy at Nomura Holdings, Inc. Mr. Cohen’s career began at UBS in 1996 before he joined ING Barings in 2003, having served as Director, Fixed Income at each firm. Mr. Cohen earned a Bachelor of Science degree in Economics from the University of Southampton, and holds certifications as a SFA Futures and Options Representative, a SFA Securities Registered Representative, and an IFPR Material Risk Taker.
John E. Kerrigan has been a Trustee of the Trust since 2005 and Chair of the Trust's Board since 2022. Mr. Kerrigan has also served as a Director of iShares, Inc. since 2005, a Trustee of iShares U.S. ETF Trust since 2011, Chair of the Equity Plus and Nominating and Governance Committees of each Board from 2019 to 2021, and as Chair of each Board since 2022. Mr.
66

Kerrigan served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2010 to 2015. Mr. Kerrigan served as Chief Investment Officer of Santa Clara University from 2002 to 2025. Mr. Kerrigan was formerly a Managing Director at Merrill Lynch & Co., including the following responsibilities: Managing Director, Institutional Client Division, Western United States. Mr. Kerrigan has been a Director, since 1999, of The BASIC Fund (Bay Area Scholarships for Inner City Children). Mr. Kerrigan has a BA degree from Boston College and is a Chartered Financial Analyst Charterholder.
Jane D. Carlin has been a Trustee of the Trust since 2015 and Chair of the Securities Lending Committee since 2025. Ms. Carlin has also served as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust since 2015 and Chair of the Securities Lending Committee of each Board since 2025. Ms. Carlin has served as a consultant since 2012 and formerly served as Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley from 2006 to 2012. In addition, Ms. Carlin served as Managing Director and Global Head of the Bank Operational Risk Oversight Department of Credit Suisse Group from 2003 to 2006. Prior to that, Ms. Carlin served as Managing Director and Deputy General Counsel of Morgan Stanley. Ms. Carlin has over 30 years of experience in the financial sector and has served in a number of legal, regulatory, and risk management positions. Ms. Carlin has served as a member of the Audit Committee and as a Director of The Hanover Insurance Group, Inc., each since 2016, and as Chair of the Audit Committee since 2020. Ms. Carlin served as a member of the Audit Committee from 2012 to 2018, Chair of the Nominating and Governance Committee from 2017 to 2018 and as an Independent Director on the Board of PHH Corporation from 2012 to 2018. She previously served as a Director on the Boards of Astoria Financial Corporation and Astoria Bank. Ms. Carlin was appointed by the United States Treasury to the Financial Services Sector Coordinating Council for Critical Infrastructure Protection and Homeland Security, where she served as Chairperson from 2010 to 2012 and Vice Chair and Chair of the Cyber Security Committee from 2009 to 2010. Ms. Carlin has a BA degree in political science from State University of New York at Stony Brook and a JD degree from Benjamin N. Cardozo School of Law.
Richard L. Fagnani has been a Trustee of the Trust since 2017 and Chair of the 15(c) Committee since 2025. Mr. Fagnani has also served as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust since 2017 and Chair of the 15(c) Committee of each Board since 2025. Mr. Fagnani served as an Advisory Board Member of the Trust, iShares U.S. ETF Trust and iShares, Inc. from April 2017 to June 2017. Mr. Fagnani served as a Senior Audit Partner at KPMG LLP from 2002 to 2016, most recently as the U.S. asset management audit practice leader responsible for setting strategic direction and execution of the operating plan for the asset management audit practice. In addition, from 1977 to 2002, Mr. Fagnani served as an Audit Partner at Andersen LLP, where he developed and managed the asset management audit practice in the Philadelphia office. Mr. Fagnani served as a Trustee on the Board of the Walnut Street Theater in Philadelphia from 2009 to 2014 and as a member of the School of Business Advisory Board at LaSalle University from 2006 to 2014. Mr. Fagnani has also served as a Director of One Generation Away, a non-profit which works to bring healthy food directly to people in need, since 2021. Mr. Fagnani has a BS degree in Accounting from LaSalle University.
Laura F. Fergerson has been a Trustee of the Trust since 2024 and Chair of the Audit Committee of the Trust since 2025. Ms. Fergerson has also served as a Director of iShares, Inc., a Trustee of iShares U.S. ETF Trust since 2024, and Chair of the Audit Committee of each Board since 2025. From 2017 to 2024, Ms. Fergerson was the President of Franklin Templeton Services, LLC where she led the global fund administration division. Prior to that, she held various roles at Franklin Templeton since 1993, which included managing financial and regulatory reporting and global fund tax. Ms. Fergerson has been a Director, since 2019, of the Crocker Art Museum Association and was the President, from 2022 to 2023, of the Crocker Art Museum Foundation. Ms. Fergerson has a BA degree in Economics from the University of California, Berkeley and is a Certified Public Accountant (inactive) and a member of the American Institute of Certified Public Accountants.
Cecilia H. Herbert has been a Trustee of the Trust since 2005. Ms. Herbert has also served as a Director of iShares, Inc. since 2005, a Trustee of iShares U.S. ETF Trust since 2011 and Chair of the Trust's Board from 2016 to 2021. Ms. Herbert served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2010 to 2015. Previously, Ms. Herbert served as Trustee of the Montgomery Funds from 1992 to 2003, the Pacific Select Funds from 2004 to 2005, the Forward Funds from 2009 to 2018, the Salient Funds from 2015 to 2018 and the Thrivent Church Loan and Income Fund from 2019 to 2022. She has served as a member of the Finance, Audit and Quality Committees and Trustee of Stanford Health Care since 2016 and became Chair of the Finance Committee of Stanford Health Care in 2019. She has served as a Trustee of WNET, New York’s public media station, since 2011 and a Member of its Audit Committee since 2018. She was appointed to the Wyoming State Investment Funds Committee in 2022. She became a member of the Governing Council of the Independent Directors Council in 2018. She served as a Director of the Senior Center of Jackson Hole from 2020 to 2023 and of the Jackson Hole Center for the Arts since 2021. She was President of the Board of Catholic Charities CYO, the largest social services agency in the San Francisco Bay Area, from 2007 to 2011 and a member of that board from 1992 to 2013. From 1973 to 1990 she worked at J.P.
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Morgan/Morgan Guaranty Trust doing international corporate finance and corporate lending, retiring as Managing Director and Head of the West Coast Office. Ms. Herbert has been on numerous non-profit boards, chairing investment and finance committees. She holds a double major in economics and communications from Stanford University and an MBA from Harvard Business School.
James Lam has been a Trustee of the Trust since 2024 and Chair of the Risk Committee of the Trust since 2025. Mr. Lam has also served as a Director of iShares, Inc., a Trustee of iShares U.S. ETF Trust since 2024, and Chair of the Risk Committee of each Board since 2025. Mr. Lam has over 40 years of experience in corporate governance and risk management as a board director, management consultant, and chief risk officer. He has previously served as a director on public, private, and fund boards, including leadership roles as the chair of the risk, audit, and compliance committees. From 2012 to 2020, Mr. Lam was a Director of E*TRADE Financial and E*TRADE Bank, where he served as Risk Oversight Committee Chair and Audit Committee Member. Mr. Lam has been President of James Lam & Associates, Inc., a risk management consulting firm serving global clients across all major industry sectors, since 2002. Previously, Mr. Lam served as Founder and President of ERisk, a Partner of Oliver Wyman, and the Chief Risk Officer of Fidelity Investments. Mr. Lam has served as a Director of the FAIR Institute, a not-for-profit organization dedicated to advancing the discipline of cyber risk quantification, since 2020. Mr. Lam is the author of “Enterprise Risk Management” and “Implementing Enterprise Risk Management,” leading risk management books. He holds the NACD Directorship Certification and the NACD CERT Certificate in Cyber-Risk Oversight. Mr. Lam has been an adjunct professor at Carnegie Mellon University since 2018 and a member of the Zicklin School of Business Dean's Council of Baruch College since 2017. Mr. Lam has a BBA from Baruch College and an MBA from the University of California, Los Angeles.
Drew E. Lawton has been a Trustee of the Trust since 2017 and Chair of the Fixed Income Plus Committee of the Trust since 2025. Mr. Lawton has also served as a Director of iShares, Inc., a Trustee of iShares U.S. ETF Trust, and Chair of the Fixed Income Plus Committee of each Board since 2025. Mr. Lawton also served as an Advisory Board Member of the Trust, iShares, Inc. and iShares U.S. ETF Trust from 2016 to 2017. Mr. Lawton served as Director of Principal Funds, Inc., Principal Variable Contracts Funds, Inc. and Principal Exchange-Traded Funds from March 2016 to October 2016. Mr. Lawton has also served as a member of the Compensation and Finance and Risk Committees and Director of Jackson Financial Inc. since 2021. Mr. Lawton served in various capacities at New York Life Insurance Company from 2010 to 2015, most recently as a Senior Managing Director and Chief Executive Officer of New York Life Investment Management. From 2008 to 2010, Mr. Lawton was the President of Fridson Investment Advisors, LLC. Mr. Lawton previously held multiple roles at Fidelity Investments from 1997 to 2008. Mr. Lawton has been an Adjunct Professor at the University of North Texas since 2021. Mr. Lawton has a BA degree in Administrative Science from Yale University and an MBA from University of North Texas.
John E. Martinez has been a Trustee of the Trust since 2003 and Chair of the Equity Plus Committee of the Trust since 2025. Mr. Martinez has also served as a Director of iShares, Inc. since 2003, a Trustee of iShares U.S. ETF Trust since 2011, and Chair of the Equity Plus Committee of each Board since 2025. Mr. Martinez served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2010 to 2015. Mr. Martinez is a Director of Real Estate Equity Exchange, Inc., providing governance oversight and consulting services to this privately held firm that develops products and strategies for homeowners in managing the equity in their homes. From 2017 to 2020, Mr. Martinez served as a Board member for the Cloudera Foundation. Mr. Martinez previously served as Director of Barclays Global Investors (“BGI”) UK Holdings, where he provided governance oversight representing BGI’s shareholders (Barclays PLC, BGI management shareholders) through oversight of BGI’s worldwide activities. Mr. Martinez also previously served as Co-Chief Executive Officer of the Global Index and Markets Group of BGI, Chairman of Barclays Global Investor Services and Chief Executive Officer of the Capital Markets Group of BGI. From 2003 to 2012, he was a Director and Executive Committee Member for Larkin Street Youth Services. He now serves on the Larkin Street Honorary Board. From 2012 to 2016, Mr. Martinez served as a Director for Reading Partners. Mr. Martinez has an AB degree in economics from The University of California, Berkeley and holds an MBA degree in finance and statistics from The University of Chicago Booth School of Business.
Madhav V. Rajan has been a Trustee of the Trust since 2011 and Chair of the Nominating and Governance Committee of the Trust since 2025. Mr. Rajan has also served as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust since 2011, and Chair of the Nominating and Governance Committee of each Board since 2025. Mr. Rajan served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2011 to 2015. Mr. Rajan is the Dean and George Pratt Shultz Professor of Accounting at the University of Chicago Booth School of Business and also serves as Chair of the Board for the Center for Research in Security Prices, LLC, an affiliate of the University of Chicago Booth School of Business, since 2020. He has served on the Advisory Board of C.M. Capital Corporation since 2016 and as a Director of C.M. Capital Corporation since 2020. Mr. Rajan has served as a director of WellBe Senior Medical since 2023. From 2001 to 2017, Mr. Rajan was the Robert K. Jaedicke
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Professor of Accounting at the Stanford University Graduate School of Business. In April 2017, he received the school’s Robert T. Davis Award for Lifetime Achievement and Service. He has taught accounting for over 25 years to undergraduate, MBA and law students, as well as to senior executives. From 2010 to 2016, Mr. Rajan served as the Senior Associate Dean for Academic Affairs and head of the MBA Program at the Stanford University Graduate School of Business. Mr. Rajan served as editor of “The Accounting Review” from 2002 to 2008 and is co-author of “Cost Accounting: A Managerial Emphasis,” a leading cost accounting textbook. From 2013 to 2018, Mr. Rajan served on the Board of Directors of Cavium Inc., a semiconductor company. Mr. Rajan holds MS and PhD degrees in Accounting from Carnegie Mellon University.
Board – Leadership Structure and Oversight Responsibilities
Overall responsibility for oversight of the Funds rests with the Board. The Board has engaged BFA to manage the Funds on a day-to-day basis. The Board is responsible for overseeing BFA and other service providers in the operations of the Funds in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust’s charter. The Board is currently composed of eleven members, nine of whom are Independent Trustees. The Board currently conducts regular in person meetings four times a year. In addition, the Board frequently holds special in person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. The Independent Trustees meet regularly outside the presence of management, in executive session or with other service providers to the Trust.
The Board has appointed an Independent Trustee to serve in the role of Board Chair. The Board Chair’s role is to preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Board Chair may also perform such other functions as may be delegated by the Board from time to time. The Board has established seven standing Committees: a Nominating and Governance Committee, an Audit Committee, a 15(c) Committee, a Securities Lending Committee, a Risk Committee, an Equity Plus Committee and a Fixed Income Plus Committee to assist the Board in the oversight and direction of the business and affairs of the Funds, and from time to time the Board may establish ad hoc committees or informal working groups to review and address the policies and practices of the Funds with respect to certain specified matters. The Chair of each standing Committee is an Independent Trustee. The role of the Chair of each Committee is to preside at all meetings of the Committee and to act as a liaison with service providers, officers, attorneys and other Trustees between meetings. Each standing Committee meets regularly to conduct the oversight functions delegated to the Committee by the Board and reports its finding to the Board. The Board and each standing Committee conduct annual assessments of their oversight function and structure. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise independent judgment over management and it allocates areas of responsibility among committees of Independent Trustees and the full Board to enhance effective oversight.
Day-to-day risk management with respect to the Funds is the responsibility of BFA or other service providers (depending on the nature of the risk), subject to the supervision of BFA. Each Fund is subject to a number of risks, including investment, compliance, operational, reputational, counterparty and valuation risks, among others. While there are a number of risk management functions performed by BFA and other service providers, as applicable, it is not possible to identify and eliminate all of the risks applicable to the Funds. The Trustees have an oversight role in this area, satisfying themselves that risk management processes and controls are in place and operating effectively. Risk oversight forms part of the Board’s general oversight of each Fund and is addressed as part of various Board and committee activities. In some cases, risk management issues are specifically addressed in presentations and discussions. For example, BFA has an independent dedicated Risk and Quantitative Analysis Group (“RQA”) that assists BFA in managing fiduciary and corporate risks, including investment, operational, counterparty credit and enterprise risk. Representatives of RQA meet with the Board to discuss their analysis and methodologies, as well as specific risk topics such as operational and counterparty risks relating to the Funds. The Board, directly or through a committee, also reviews reports from, among others, management and the independent registered public accounting firm for the Trust, as appropriate, regarding risks faced by each Fund and management’s risk functions. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Trust's compliance program, including assessments by independent third parties, and reports to the Board regarding compliance matters for the Trust and its principal service providers. In testing and maintaining the compliance program, the Chief Compliance Officer (and his or her delegates) assesses key compliance risks affecting each Fund, and addresses them in periodic reports to the Board. In addition, the Audit Committee meets with both the Funds' independent registered public accounting firm and BFA’s internal audit group to review risk controls in place that support each Fund as well as test results. Board oversight of risk is also performed as needed between meetings through communications between BFA and the Board. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight
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responsibilities. From time to time, the Board may modify the manner in which it conducts risk oversight. The Board’s oversight role does not make it a guarantor of the Funds' investment performance or other activities.
Committees of the Board of Trustees.  The members of the Audit Committee are Laura F. Fergerson (Chair), Richard L. Fagnani (Co-Chair from January 1, 2025 to June 30, 2025), Cecilia H. Herbert and John E. Martinez, each of whom is an Independent Trustee. The purposes of the Audit Committee are to assist the Board (i) in its oversight of the Trust's accounting and financial reporting principles and policies and related controls and procedures maintained by or on behalf of the Trust; (ii) in its oversight of the Trust's financial statements and the independent audit thereof; (iii) in selecting, evaluating and, where deemed appropriate, replacing the independent accountants (or nominating the independent accountants to be proposed for shareholder approval in any proxy statement); (iv) in evaluating the independence of the independent accountants; (v) in complying with legal and regulatory requirements that relate to the Trust's accounting and financial reporting, internal controls, compliance controls and independent audits; and (vi) to assume such other responsibilities as may be delegated by the Board. The Audit Committee met five times during the fiscal year ended July 31, 2025.
The members of the Nominating and Governance Committee are Madhav V. Rajan (Chair), Richard L. Fagnani, Laura F. Fergerson, and Cecilia H. Herbert, each of whom is an Independent Trustee. The Nominating and Governance Committee nominates individuals for Independent Trustee membership on the Board and recommends appointments to the Advisory Board. The Nominating and Governance Committee functions include, but are not limited to, the following: (i) reviewing the qualifications of any person properly identified or nominated to serve as an Independent Trustee; (ii) recommending to the Board and current Independent Trustees the nominee(s) for appointment as an Independent Trustee by the Board and current Independent Trustees and/or for election as Independent Trustees by shareholders to fill any vacancy for a position of Independent Trustee(s) on the Board; (iii) recommending to the Board and current Independent Trustees the size and composition of the Board and Board committees and whether they comply with applicable laws and regulations; (iv) recommending a current Independent Trustee to the Board and current Independent Trustees to serve as Board Chair; (v) periodic review of the Board's retirement policy; and (vi) recommending an appropriate level of compensation for the Independent Trustees for their services as Trustees, members or chairpersons of committees of the Board, Board Chair and any other positions as the Nominating and Governance Committee considers appropriate. The Nominating and Governance Committee does not consider Board nominations recommended by shareholders (acting solely in their capacity as a shareholder and not in any other capacity). The Nominating and Governance Committee met three times during the fiscal year ended July 31, 2025.
Each Independent Trustee serves on the 15(c) Committee. The Chair of the 15(c) Committee is Richard L. Fagnani. The principal responsibilities of the 15(c) Committee are to support, oversee and organize on behalf of the Board the process for the annual review and renewal of the Trust's advisory and sub-advisory agreements. These responsibilities include: (i) meeting with BlackRock, Inc. in advance of the Board meeting at which the Trust's advisory and sub-advisory agreements are to be considered to discuss generally the process for providing requested information to the Board and the format in which information will be provided; and (ii) considering and discussing with BlackRock, Inc. such other matters and information as may be necessary and appropriate for the Board to evaluate the investment advisory and sub-advisory agreements of the Trust. The 15(c) Committee met two times during the fiscal year ended July 31, 2025.
The members of the Securities Lending Committee are Jane D. Carlin (Chair), James C. Lam, Drew E. Lawton and John E. Martinez, each of whom is an Independent Trustee. The principal responsibilities of the Securities Lending Committee are to support, oversee and organize on behalf of the Board the process for oversight of the Trust's securities lending activities. These responsibilities include: (i) requesting that certain information be provided to the Committee for its review and consideration prior to such information being provided to the Board; (ii) considering and discussing with BlackRock, Inc. such other matters and information as may be necessary and appropriate for the Board to oversee the Trust's securities lending activities and make required findings and approvals; and (iii) providing a recommendation to the Board regarding the annual approval of the Trust's Securities Lending Guidelines and the required findings with respect to, and annual approval of, the Trust's agreement with the securities lending agent. The Securities Lending Committee met six times during the fiscal year ended July 31, 2025.
The members of the Equity Plus Committee are John E. Martinez (Chair), Jane D. Carlin, Richard L. Fagnani, and Cecilia H. Herbert, each of whom is an Independent Trustee. The principal responsibilities of the Equity Plus Committee are to support, oversee and organize on behalf of the Board the process for oversight of Trust performance and related matters for equity funds. These responsibilities include: (i) reviewing quarterly reports regarding Trust performance, secondary market trading and changes in net assets to identify any matters that should be brought to the attention of the Board; and (ii) considering
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any performance or investment related matters as may be delegated to the Committee by the Board from time to time and providing a report or recommendation to the Board as appropriate. The Equity Plus Committee met four times during the fiscal year ended July 31, 2025.
The members of the Fixed Income Plus Committee are Drew E. Lawton (Chair), Laura F. Fergerson, James C. Lam and Madhav V. Rajan, each of whom is an Independent Trustee. The principal responsibilities of the Fixed Income Plus Committee are to support, oversee and organize on behalf of the Board the process for oversight of Trust performance and related matters for fixed-income or multi-asset funds. These responsibilities include: (i) reviewing quarterly reports regarding Trust performance, secondary market trading and changes in net assets to identify any matters that should be brought to the attention of the Board; and (ii) considering any performance or investment related matters as may be delegated to the Committee by the Board from time to time and providing a report or recommendation to the Board as appropriate. The Fixed Income Plus Committee met four times during the fiscal year ended July 31, 2025.
The members of the Risk Committee are James C. Lam (Chair), Jane D. Carlin (Co-Chair from January 1, 2025 to June 30, 2025), Cecilia H. Herbert, Drew E. Lawton and Madhav V. Rajan, each of whom is an Independent Trustee. The principal responsibility of the Risk Committee is to consider and organize on behalf of the Board risk related matters of the Funds so the Board may most effectively structure itself to oversee them. The Risk Committee commenced on January 1, 2016. The Risk Committee met five times during the fiscal year ended July 31, 2025.
As the Chair of the Board, John E. Kerrigan may serve as an ex-officio member of each Committee.
The following table sets forth, as of December 31, 2024, the dollar range of equity securities beneficially owned by each Trustee in the Funds and in other registered investment companies overseen by the Trustee within the same family of investment companies as the Trust. If a fund is not listed below, the Trustee did not own any securities in that fund as of the date indicated above:
Name	Fund	Dollar Range of Equity Securities in Named Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Robert S. Kapito	None	None	None

Stephen Cohen[1]	None	None	None

John E. Kerrigan	iShares Core MSCI Emerging Markets ETF	$1-$10,000	Over $100,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares ESG Advanced MSCI EAFE ETF	$1-$10,000
	iShares ESG Advanced MSCI USA ETF	$10,001-$50,000
	iShares ESG Aware MSCI EAFE ETF	$10,001-$50,000
	iShares ESG Aware MSCI EM ETF	$1-$10,000
	iShares ESG Aware MSCI USA ETF	$10,001-$50,000
	iShares ESG Aware MSCI USA Small-Cap ETF	$10,001-$50,000
	iShares ESG MSCI KLD 400 ETF	$10,001-$50,000
	iShares Future Exponential Technologies ETF	Over $100,000
	iShares Genomics Immunology and Healthcare ETF	$50,001-$100,000
	iShares Global Clean Energy ETF	Over $100,000
	iShares Global Infrastructure ETF	Over $100,000
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Name	Fund	Dollar Range of Equity Securities in Named Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
	iShares MSCI ACWI ex U.S. ETF	Over $100,000
	iShares MSCI EAFE Growth ETF	$10,001-$50,000
	iShares MSCI EAFE Value ETF	$10,001-$50,000
	iShares MSCI Emerging Markets ex China ETF	$10,001-$50,000
	iShares MSCI USA Equal Weighted ETF	Over $100,000
	iShares ESG Optimized MSCI USA ETF	$10,001-$50,000
	iShares MSCI USA Quality Factor ETF	$10,001-$50,000
	iShares S&P 500 Growth ETF	$50,001-$100,000
	iShares S&P 500 Value ETF	$10,001-$50,000
	iShares U.S. Infrastructure ETF	$1-$10,000
	iShares U.S. Technology ETF	$10,001-$50,000

Jane D. Carlin	iShares Core MSCI EAFE ETF	$50,001-$100,000	Over $100,000
	iShares Core MSCI Emerging Markets ETF	$10,001-$50,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P Mid-Cap ETF	$10,001-$50,000
	iShares Core S&P Small-Cap ETF	Over $100,000
	iShares Global Clean Energy ETF	$1-$10,000
	iShares MSCI ACWI ex U.S. ETF	$50,001-$100,000
	iShares MSCI Global Select Metals and Mining Producers	$10,001-$50,000
	iShares Select Dividend ETF	$50,001-$100,000
	iShares Short Treasury Bond ETF	$10,001-$50,000

Richard L. Fagnani	iShares Core Dividend Growth ETF	Over $100,000	Over $100,000
	iShares Core MSCI EAFE ETF	$50,001-$100,000
	iShares Core MSCI Europe ETF	$50,001-$100,000
	iShares Core MSCI International Developed Markets ETF	Over $100,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P Small-Cap ETF	Over $100,000
	iShares Core S&P Total U.S. Stock Market ETF	Over $100,000
	iShares Core S&P U.S. Growth ETF	Over $100,000
	iShares International Dividend Growth ETF	$50,001-$100,000
	iShares Morningstar Growth ETF	Over $100,000
	iShares Morningstar Mid-Cap ETF	Over $100,000
	iShares Morningstar Mid-Cap Value ETF	$10,001-$50,000
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Name	Fund	Dollar Range of Equity Securities in Named Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
	iShares MSCI Intl Momentum Factor ETF	Over $100,000
	iShares MSCI Intl Value Factor ETF	$50,001-$100,000
	iShares U.S. Real Estate ETF	$10,001-$50,000

Laura F. Fergerson[2]	iShares Core S&P Small-Cap ETF	$50,001-$100,000	Over $100,000
	iShares Preferred and Income Securities ETF	Over $100,000
	iShares Russell 1000 Growth ETF	$50,001-$100,000
	iShares Russell 2000 Growth ETF	$50,001-$100,000

Cecilia H. Herbert	iShares 1-5 Year Investment Grade Corporate Bond ETF	$10,001-$50,000	Over $100,000
	iShares Core Dividend Growth ETF	Over $100,000
	iShares Core MSCI Total International Stock ETF	$10,001-$50,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P U.S. Growth ETF	Over $100,000
	iShares Core S&P U.S. Value ETF	Over $100,000
	iShares MSCI USA Value Factor ETF	Over $100,000

James Lam[2]	iShares 7-10 Year Treasury Bond ETF	Over $100,000	Over $100,000
	iShares 10-20 Year Treasury Bond ETF	$50,001-$100,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P Mid-Cap ETF	Over $100,000
	iShares Dow Jones U.S. ETF	Over $100,000
	iShares Global Infrastructure ETF	$50,001-$100,000
	iShares Russell 2000 Growth ETF	Over $100,000
	iShares Russell 2000 Value ETF	Over $100,000
	iShares S&P 500 Growth ETF	Over $100,000
	iShares S&P 500 Value ETF	Over $100,000
	iShares Semiconductor ETF	$50,001-$100,000
	iShares TIPS Bond ETF	Over $100,000

Drew E. Lawton	iShares 1-3 Year Treasury Bond ETF	Over $100,000	Over $100,000
	iShares 20+ Year Treasury Bond BuyWrite Strategy ETF	$50,001-$100,000
	iShares Biotechnology ETF	$50,001-$100,000
	iShares Core Dividend Growth ETF	Over $100,000
	iShares Core MSCI Total International Stock ETF	$10,001-$50,000
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Name	Fund	Dollar Range of Equity Securities in Named Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
	iShares Core S&P Total U.S. Stock Market ETF	Over $100,000
	iShares Core US Aggregate Bond ETF	$50,001-$100,000
	iShares Expanded Tech Sector ETF	$50,001-$100,000
	iShares Future Exponential Technologies ETF	Over $100,000
	iShares Global Financials ETF	$10,001-$50,000
	iShares MSCI Japan ETF	$50,001-$100,000
	iShares U.S. Financial Services ETF	$10,001-$50,000
	iShares U.S. Financials ETF	$10,001-$50,000
	iShares U.S. Healthcare ETF	Over $100,000

John E. Martinez	iShares Core MSCI International Developed Markets ETF	$10,001-$50,000	Over $100,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P Small-Cap ETF	Over $100,000
	iShares Global Consumer Staples ETF	$50,001-$100,000
	iShares Large Cap Max Buffer Sep ETF	Over $100,000
	iShares Russell 1000 ETF	Over $100,000
	iShares Russell 2000 ETF	Over $100,000

Madhav V. Rajan	iShares Core MSCI International Developed Markets ETF	Over $100,000	Over $100,000
	iShares Core S&P 500 ETF	Over $100,000

1
Appointed to serve as an Interested Trustee effective March 5, 2024.
2
Appointed to serve as an Independent Trustee effective April 8, 2024.
As of December 31, 2024, none of the Independent Trustees or their immediate family members owned beneficially or of record any securities of BFA (the Funds' investment adviser), the Distributor or any person controlling, controlled by or under common control with BFA or the Distributor.
Remuneration of Trustees and Advisory Board Members.  Effective January 1, 2025, each current Independent Trustee is paid an annual retainer of $475,000 for his or her services as a Board member to the BlackRock-advised Funds in the iShares Complex, together with out-of-pocket expenses in accordance with the Board’s policy on travel and other business expenses relating to attendance at meetings. The annual retainer for services as an Advisory Board Member is the same as the annual retainer for services as a Board member. The Independent Chair of the Board is paid an additional annual retainer of $125,000. The Chair of each of the Audit Committee, Risk Committee, Equity Plus Committee, Fixed Income Plus Committee, Securities Lending Committee, Nominating and Governance Committee and 15(c) Committee is paid an additional annual retainer of $50,000. The Co-Chair of each of the Audit Committee and Risk Committee was paid an additional retainer of $25,000. Prior to January 1, 2025, each Independent Trustee that served as a director of subsidiaries of the iShares Complex was paid an additional annual retainer of $10,000.
The table below sets forth the compensation paid to each Independent Trustee for services to the Funds and the aggregate compensation paid to them for services to the iShares Complex. Because BFA has agreed in the Investment Advisory
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Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation from its management fees. Compensation from the iShares Complex is not paid to Interested Trustees.
Trustee	Aggregate Compensation for the Funds in this SAI[1]	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Benefits Upon Retirement	Aggregate Compensation for the iShares Complex[2]
Interested Trustees:

Robert S. Kapito	None	Not Applicable	Not Applicable	None
Stephen Cohen[3]	None	Not Applicable	Not Applicable	None

Independent Trustees:

Jane D. Carlin	$19,360	Not Applicable	Not Applicable	$505,000
Richard L. Fagnani	19,188	Not Applicable	Not Applicable	515,000
Laura F. Fergerson[4]	16,803	Not Applicable	Not Applicable	341,250
Cecilia H. Herbert	18,579	Not Applicable	Not Applicable	525,000
John E. Kerrigan	22,170	Not Applicable	Not Applicable	580,000
James Lam[4]	16,803	Not Applicable	Not Applicable	341,250
Drew E. Lawton	19,500	Not Applicable	Not Applicable	500,000
John E. Martinez	19,126	Not Applicable	Not Applicable	490,000
Madhav V. Rajan	19,126	Not Applicable	Not Applicable	490,000

1
Calculated by multiplying the “Aggregate Compensation for the iShares Complex” by the number of Funds in this SAI compared to the number of funds in the iShares Complex as of the fiscal year end.
2
Includes compensation for services to iShares, Inc., iShares Trust, and iShares U.S. ETF Trust for the most recent calendar year end.
3
Appointed to serve as an Interested Trustee effective March 5, 2024.
4
Appointed to serve as an Independent Trustee effective April 8, 2024.
Control Persons and Principal Holders of Securities.
The Trustees and officers of the Trust collectively owned less than 1% of each Fund's outstanding shares as of October 31, 2025.
Although the Trust does not have information concerning the beneficial ownership of shares held in the names of Depository Trust Company (“DTC”) participants (as defined below), as of October 31, 2025, the name and percentage ownership of each DTC participant that owned of record 5% or more of the outstanding shares of a Fund were as follows:

Fund	Name	Percentage of Ownership
iShares Breakthrough Environmental Solutions ETF	State Street Bank and Trust Company 1776 Heritage Drive North Quincy, MA 02171	56.25%
	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	15.06%
	BofA Securities, Inc. 100 N Tryon Street NC1-007-14-30 Charlotte, NC 28255	7.58%
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Fund	Name	Percentage of Ownership
	Axos Clearing LLC 15950 West Dodge Road Suite 300 Omaha, NE 68118	6.56%

iShares Core MSCI EAFE ETF	National Financial Services LLC 245 Summer Street Boston, MA 02210	13.17%
	Merrill Lynch, Pierce, Fenner & Smith Incorporated - TS Sub 101 Hudson Street 9th Floor Jersey City, NJ 07302-3997	11.07%
	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	10.58%
	Edward D. Jones & Co. 12555 Manchester Road Saint Louis, MO 63131	6.67%
	Morgan Stanley Smith Barney LLC One New York Plaza New York, NY 10004	5.69%
	Pershing LLC One Pershing Plaza Jersey City, NJ 07399	5.47%

iShares Core MSCI International Developed Markets ETF	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	20.52%
	Merrill Lynch, Pierce, Fenner & Smith Incorporated - TS Sub 101 Hudson Street 9th Floor Jersey City, NJ 07302-3997	17.42%
	National Financial Services LLC 245 Summer Street Boston, MA 02210	10.27%
	Citibank, N.A./BlackRock ETF 390 Greenwich Street 3rd Floor New York, NY 10013	5.82%

iShares Core MSCI Total International Stock ETF	BlackRock Institutional Trust Company, N.A. 400 Howard Street San Francisco, CA 94105	45.94%
	National Financial Services LLC 245 Summer Street Boston, MA 02210	11.29%
	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	9.47%
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Fund	Name	Percentage of Ownership
	RBC Capital Markets, LLC 3 World Financial Center 200 Vesey Street New York, NY 10281-8098	6.20%

iShares Cybersecurity and Tech ETF	Citibank, N.A. 3800 CitiBank Center Tampa Building B/1st Floor Zone 8 Tampa, FL 33610-9122	20.30%
	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	12.53%
	National Financial Services LLC 245 Summer Street Boston, MA 02210	12.28%
	Merrill Lynch, Pierce, Fenner & Smith Incorporated - TS Sub 101 Hudson Street 9th Floor Jersey City, NJ 07302-3997	10.96%
	Edward D. Jones & Co. 12555 Manchester Road Saint Louis, MO 63131	5.50%

iShares Future Exponential Technologies ETF	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	73.36%
	National Financial Services LLC 245 Summer Street Boston, MA 02210	7.49%

iShares Genomics Immunology and Healthcare ETF	National Financial Services LLC 245 Summer Street Boston, MA 02210	13.98%
	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	13.85%
	UBS Financial Services Inc. 1000 Harbor Blvd. Weehawken, NJ 07086	11.14%
	Merrill Lynch, Pierce, Fenner & Smith Incorporated - TS Sub 101 Hudson Street 9th Floor Jersey City, NJ 07302-3997	9.69%
	Euroclear Bank SA/NV 28 Liberty Street, 33rd Floor New York, NY 10005	6.12%
	Morgan Stanley Smith Barney LLC One New York Plaza New York, NY 10004	5.50%
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Fund	Name	Percentage of Ownership
	Citibank, N.A. 3800 CitiBank Center Tampa Building B/1st Floor Zone 8 Tampa, FL 33610-9122	5.14%

iShares Global Equity Factor ETF	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	33.79%
	The Bank of New York Mellon 111 Sanders Creek Parkway 2nd Floor East Syracuse, NY 13057	29.62%
	National Financial Services LLC 245 Summer Street Boston, MA 02210	12.40%

iShares Low Carbon Optimized MSCI ACWI ETF	Apex Clearing Corporation One Dallas Center 350 M. St. Paul Suite 1300 Dallas, TX 75201	30.88%
	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	12.13%
	National Financial Services LLC 245 Summer Street Boston, MA 02210	6.96%

iShares MSCI ACWI ETF	National Financial Services LLC 245 Summer Street Boston, MA 02210	11.38%
	Citibank, N.A. 3800 CitiBank Center Tampa Building B/1st Floor Zone 8 Tampa, FL 33610-9122	10.54%
	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	10.16%
	Northern Trust Company (The) 801 South Canal Street Chicago, IL 60607	9.62%
	JPMorgan Chase Bank, National Association 1111 Polaris Parkway Columbus, OH 43240	8.69%
	The Bank of New York Mellon 111 Sanders Creek Parkway 2nd Floor East Syracuse, NY 13057	8.12%
	State Street Bank and Trust Company 1776 Heritage Drive North Quincy, MA 02171	7.25%
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Fund	Name	Percentage of Ownership
	BNP Paribas, New York Branch/Indeval 787 Seventh Avenue New York, NY 10019	6.27%

iShares MSCI ACWI ex U.S. ETF	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	20.66%
	National Financial Services LLC 245 Summer Street Boston, MA 02210	17.36%
	Morgan Stanley Smith Barney LLC One New York Plaza New York, NY 10004	6.90%
	Merrill Lynch, Pierce, Fenner & Smith Incorporated - TS Sub 101 Hudson Street 9th Floor Jersey City, NJ 07302-3997	6.69%

iShares MSCI All Country Asia ex Japan ETF	Citibank, N.A. 3800 CitiBank Center Tampa Building B/1st Floor Zone 8 Tampa, FL 33610-9122	21.93%
	JPMorgan Chase Bank, National Association 1111 Polaris Parkway Columbus, OH 43240	18.77%
	State Street Bank and Trust Company 1776 Heritage Drive North Quincy, MA 02171	11.72%
	The Bank of New York Mellon 111 Sanders Creek Parkway 2nd Floor East Syracuse, NY 13057	7.85%
	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	5.93%
	Morgan Stanley Smith Barney LLC One New York Plaza New York, NY 10004	5.77%

iShares MSCI China A ETF	The Bank of New York Mellon 111 Sanders Creek Parkway 2nd Floor East Syracuse, NY 13057	14.43%
	National Financial Services LLC 245 Summer Street Boston, MA 02210	10.80%
79

Fund	Name	Percentage of Ownership
	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	10.12%
	Citibank, N.A. 3800 CitiBank Center Tampa Building B/1st Floor Zone 8 Tampa, FL 33610-9122	10.11%
	Goldman, Sachs & Co. 30 Hudson Street 16th Floor Jersey City, NJ 07302	6.47%
	JPMorgan Chase Bank, National Association 1111 Polaris Parkway Columbus, OH 43240	6.26%
	UMB Bank-National Association 928 Grand Boulevard Kansas City, MO 64106	5.12%

iShares Neuroscience and Healthcare ETF	State Street Bank and Trust Company 1776 Heritage Drive North Quincy, MA 02171	62.67%
	National Financial Services LLC 245 Summer Street Boston, MA 02210	9.49%
	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	8.19%
	Citibank, N.A. 3800 CitiBank Center Tampa Building B/1st Floor Zone 8 Tampa, FL 33610-9122	7.74%

iShares Self-Driving EV and Tech ETF	National Financial Services LLC 245 Summer Street Boston, MA 02210	16.50%
	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	13.79%
	PNC Bank, National Association Institutional Service Group 8800 Tinicum Blvd. Attn: Trade Sett. Dept Philadelphia, PA 19153	7.15%
	Morgan Stanley Smith Barney LLC One New York Plaza New York, NY 10004	6.72%
	Edward D. Jones & Co. 12555 Manchester Road Saint Louis, MO 63131	6.07%
80

Fund	Name	Percentage of Ownership
	J.P. Morgan Securities, LLC/JPMC 383 Madison Avenue New York, NY 10179	5.78%
	Merrill Lynch, Pierce, Fenner & Smith Incorporated - TS Sub 101 Hudson Street 9th Floor Jersey City, NJ 07302-3997	5.03%

iShares Energy Storage and Materials ETF	State Street Bank and Trust Company 1776 Heritage Drive North Quincy, MA 02171	29.46%
	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	18.00%
	The Bank of New York Mellon 111 Sanders Creek Parkway 2nd Floor East Syracuse, NY 13057	16.64%
	National Financial Services LLC 245 Summer Street Boston, MA 02210	14.67%
	Citibank, N.A. 3800 CitiBank Center Tampa Building B/1st Floor Zone 8 Tampa, FL 33610-9122	8.00%
	Morgan Stanley Smith Barney LLC One New York Plaza New York, NY 10004	6.74%

Conflicts of Interest.  Certain activities of BlackRock, Inc., BlackRock Advisors, LLC, BlackRock Fund Advisors and the other subsidiaries of BlackRock, Inc. (collectively referred to in this section as “BlackRock”) and their respective directors, officers or employees, with respect to the Funds and/or other accounts managed by BlackRock, may give rise to actual or perceived conflicts of interest such as those described below.
BlackRock is one of the world’s largest asset management firms. BlackRock, its subsidiaries and their respective directors, officers and employees, including the business units or entities and personnel who may be involved in the investment activities and business operations of a Fund, are engaged worldwide in businesses, including managing equities, fixed income securities, cash and alternative investments, and other financial services, and have interests other than that of managing the Funds. These are considerations of which investors in a Fund should be aware, and which may cause conflicts of interest that could disadvantage a Fund and its shareholders. These businesses and interests include potential multiple advisory, transactional, financial and other relationships with, or interests in companies and interests in securities or other instruments that may be purchased or sold by a Fund.
BlackRock has proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of a Fund and/or that engage in transactions in the same types of securities, currencies and instruments as the Fund. BlackRock is also a major participant in the global currency, equities, swap and fixed income markets, in each case, for the accounts of clients and, in some cases, on a proprietary basis. As such, BlackRock is or may be actively engaged in transactions in the same securities, currencies, and instruments in which a Fund invests.
Such activities could affect the prices and availability of the securities, currencies, and instruments in which a Fund invests, which could have an adverse impact on a Fund’s performance. Such transactions, particularly in respect of most proprietary
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accounts or client accounts, will be executed independently of a Fund’s transactions and thus at prices or rates that may be more or less favorable than those obtained by the Fund. In addition, the portfolio holdings of certain BlackRock-advised investment vehicles managed in an identical or substantially similar manner as certain Funds are made publicly available on a more timely basis than the applicable Fund. In some cases, such portfolio holdings are made publicly available on a daily basis. While not expected, it is possible that a recipient of portfolio holdings information for such an investment vehicle could cause harm to a Fund that is managed in an identical or substantially similar manner, including by trading ahead of or against such Fund based on the information received.
When BlackRock seeks to purchase or sell the same assets for client accounts, including a Fund, the assets actually purchased or sold may be allocated among the accounts on a basis determined in its good faith discretion to be equitable. In some cases, this system may adversely affect the size or price of the assets purchased or sold for a Fund. In addition, transactions in investments by one or more other accounts managed by BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of a Fund, particularly, but not limited to, with respect to small capitalization, emerging market or less liquid strategies. This may occur with respect to BlackRock-advised accounts when investment decisions regarding a Fund are based on research or other information that is also used to support decisions for other accounts. When BlackRock implements a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for a Fund, market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Fund could otherwise be disadvantaged. BlackRock may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences, which may cause a Fund to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so.
Conflicts may also arise because portfolio decisions regarding a Fund may benefit other accounts managed by BlackRock. For example, the sale of a long position or establishment of a short position by a Fund may impair the price of the same security sold short by (and therefore benefit) BlackRock or its other accounts or funds, and the purchase of a security or covering of a short position in a security by a Fund may increase the price of the same security held by (and therefore benefit) BlackRock or its other accounts or funds.
BlackRock, on behalf of other client accounts, on the one hand, and a Fund, on the other hand, may invest in or extend credit to different parts of the capital structure of a single issuer. BlackRock may pursue rights, provide advice or engage in other activities, or refrain from pursuing rights, providing advice or engaging in other activities, on behalf of other clients with respect to an issuer in which a Fund has invested, and such actions (or refraining from action) may have a material adverse effect on the Fund. In situations in which clients of BlackRock (including the Funds) hold positions in multiple parts of the capital structure of an issuer, BlackRock may not pursue certain actions or remedies that may be available to a Fund, as a result of legal and regulatory requirements or otherwise. BlackRock addresses these and other potential conflicts of interest based on the facts and circumstances of particular situations. For example, BlackRock may determine to rely on information barriers between different business units or portfolio management teams. BlackRock may also determine to rely on the actions of similarly situated holders of loans or securities rather than, or in connection with, taking such actions itself on behalf of the Funds.
In addition, to the extent permitted by applicable law, certain Funds may invest their assets in other funds advised by BlackRock, including funds that are managed by one or more of the same portfolio managers, which could result in conflicts of interest relating to asset allocation, timing of Fund purchases and redemptions or sales, and increased remuneration and profitability for BlackRock and/or its personnel, including portfolio managers.
In certain circumstances, BlackRock, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BlackRock. BlackRock may (but is not required to) effect purchases and sales between BlackRock clients (“cross trades”), including the Funds, if BlackRock believes such transactions are appropriate based on each party’s investment objectives and guidelines, subject to applicable law and regulation. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit BlackRock’s decision to engage in these transactions for the Funds. BlackRock may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.
BlackRock and its clients may pursue or enforce rights with respect to an issuer in which a Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of the Fund’s investments may be negatively impacted by the activities of BlackRock or its clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.
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The results of a Fund’s investment activities may differ significantly from the results achieved by BlackRock for its proprietary accounts or other accounts (including investment companies or collective investment vehicles) that it manages or advises. It is possible that one or more accounts managed or advised by BlackRock and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which one or more proprietary or other accounts managed or advised by BlackRock achieve significant profits. The opposite result is also possible.
From time to time, a Fund may be restricted from purchasing or selling securities, or from engaging in other investment activities because of regulatory, legal or contractual requirements applicable to BlackRock or other accounts managed or advised by BlackRock, and/or the internal policies of BlackRock designed to comply with such requirements. As a result, there may be periods, for example, when BlackRock will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which BlackRock is performing services or when position limits have been reached. For example, the investment activities of BlackRock for its proprietary accounts and accounts under its management may limit the investment opportunities for a Fund in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.
In connection with its management of a Fund, BlackRock may have access to certain fundamental analysis and proprietary technical models developed by BlackRock. BlackRock will not be under any obligation, however, to effect transactions on behalf of a Fund in accordance with such analysis and models. In addition, BlackRock will not have any obligation to make available any information regarding its proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of a Fund and it is not anticipated that BlackRock will have access to such information for the purpose of managing the Fund. The proprietary activities or portfolio strategies of BlackRock, or the activities or strategies used for accounts managed by BlackRock or other client accounts could conflict with the transactions and strategies employed by BlackRock in managing a Fund.
The Funds may be included in investment models developed by BlackRock for use by clients and financial advisors. To the extent clients invest in these investment models and increase the assets under management of the Funds, the investment management fee amounts paid by the Funds to BlackRock may also increase. The net asset value and liquidity of a Fund may be impacted by purchases and sales of the Fund by model-driven investment portfolios, as well as by BlackRock itself and by its advisory clients. In addition, certain principals and certain employees of a Fund’s investment adviser are also principals or employees of other business units or entities within BlackRock. As a result, these principals and employees may have obligations to such other business units or entities or their clients and such obligations to other business units or entities or their clients may be a consideration of which investors in a Fund should be aware.
BlackRock may enter into transactions and invest in securities, instruments and currencies on behalf of a Fund in which clients of BlackRock, or, to the extent permitted by the SEC and applicable law, BlackRock, serves as the counterparty, principal or issuer. In such cases, such party’s interests in the transaction will be adverse to the interests of the Fund, and such party may have no incentive to assure that the Fund obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by a Fund may enhance the profitability of BlackRock.
BlackRock may also create, write or issue derivatives for clients, the underlying securities, currencies or instruments of which may be those in which a Fund invests or which may be based on the performance of the Fund. Additionally, an affiliate of BlackRock will create, write or issue options, which may be based on the performance of certain Funds. BlackRock has entered into an arrangement with Markit Indices Limited, the index provider for underlying fixed-income indexes used by certain iShares ETFs, related to derivative fixed-income products that are based on such iShares ETFs. Trading activity in these derivative products could also potentially lead to greater liquidity for such products, increased purchase activity with respect to these iShares ETFs and increased assets under management for BlackRock. A Fund may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by BlackRock and may also enter into transactions with other clients of BlackRock where such other clients have interests adverse to those of the Fund. At times, these activities may cause business units or entities within BlackRock to give advice to clients that may cause these clients to take actions adverse to the interests of the Fund. To the extent such transactions are permitted, a Fund will deal with BlackRock on an arms-length basis.
To the extent authorized by applicable law, BlackRock may act as broker, dealer, agent, lender or adviser or in other commercial capacities for a Fund. It is anticipated that the commissions, mark-ups, markdowns, financial advisory fees, underwriting and placement fees, sales fees, financing and commitment fees, brokerage fees, other fees, compensation or profits, rates, terms and conditions charged by BlackRock will be in its view commercially reasonable, although BlackRock,
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including its sales personnel, will have an interest in obtaining fees and other amounts that are favorable to BlackRock and such sales personnel, which may have an adverse effect on the Funds. Index based funds may use an index provider that is affiliated with another service provider of the Fund or BlackRock that acts as a broker, dealer, agent, lender or in other commercial capacities for a Fund or BlackRock.
Subject to applicable law, BlackRock (and its personnel and other distributors) will be entitled to retain fees and other amounts that they receive in connection with their service to the Funds as broker, dealer, agent, lender, adviser or in other commercial capacities. No accounting to the Funds or their shareholders will be required, and no fees or other compensation payable by the Funds or their shareholders will be reduced by reason of receipt by BlackRock of any such fees or other amounts.
When BlackRock acts as broker, dealer, agent, adviser or in other commercial capacities in relation to the Funds, BlackRock may take commercial steps in its own interests, which may have an adverse effect on the Funds. A Fund will be required to establish business relationships with its counterparties based on the Fund’s own credit standing. BlackRock will not have any obligation to allow its credit to be used in connection with a Fund’s establishment of its business relationships, nor is it expected that the Fund’s counterparties will rely on the credit of BlackRock in evaluating the Fund’s creditworthiness.
BTC, an affiliate of BlackRock, pursuant to SEC exemptive relief, acts as securities lending agent to, and receives a share of securities lending revenues from, the Funds. BlackRock will also receive compensation for managing the reinvestment of the cash collateral from securities lending. There are potential conflicts of interests in managing a securities lending program, including but not limited to: (i) BlackRock as securities lending agent may have an incentive to, among other things, increase or decrease the amount of securities on loan or to lend particular securities in order to generate additional risk-adjusted revenue for BlackRock and its affiliates; and (ii) BlackRock as securities lending agent may have an incentive to allocate loans to clients that would provide more revenue to BlackRock. As described further below, BlackRock seeks to mitigate this conflict by providing its securities lending clients with equal lending opportunities over time in order to approximate pro rata allocation.
As part of its securities lending program, BlackRock indemnifies the Funds and certain other clients and/ or funds against a shortfall in collateral in the event of borrower default. On a regular basis, BlackRock calculates the potential dollar exposure of collateral shortfall resulting from a borrower default (“shortfall risk”) in the securities lending program. BlackRock establishes program-wide borrower limits (“credit limits”) to actively manage borrower-specific credit exposure. BlackRock oversees the risk model that calculates projected collateral shortfall values using loan-level factors such as loan and collateral type and market value as well as specific borrower credit characteristics. When necessary, BlackRock may adjust securities lending program attributes by restricting eligible collateral or reducing borrower credit limits. As a result, the management of program-wide exposure as well as BlackRock-specific indemnification exposure may affect the amount of securities lending activity BlackRock may conduct at any given point in time by reducing the volume of lending opportunities for certain loans (including by asset type, collateral type and/or revenue profile).
BlackRock may decline to make a securities loan on behalf of a Fund, discontinue lending on behalf of a Fund or terminate a securities loan on behalf of a Fund for any reason, including but not limited to regulatory requirements and/or market rules, liquidity considerations, or credit considerations, which may impact Funds by reducing or eliminating the volume of lending opportunities for certain types of loans, loans in particular markets, loans of particular securities or types of securities, or for loans overall. In addition, some borrowers may prefer certain BlackRock lenders that provide additional protections against lender default that are favored by their prudential regulation.
BlackRock uses a predetermined systematic process in order to approximate pro rata allocation over time. In order to allocate a loan to a portfolio: (i) BlackRock as a whole must have sufficient lending capacity pursuant to the various program limits (i.e., indemnification exposure limit and borrower credit limits); (ii) the lending portfolio must hold the asset at the time a loan opportunity arrives; and (iii) the lending portfolio must also have enough inventory, either on its own or when aggregated with other portfolios into one single market delivery, to satisfy the loan request. In doing so, BlackRock seeks to provide equal lending opportunities for all portfolios, independent of whether BlackRock indemnifies the portfolio. Equal opportunities for lending portfolios does not guarantee equal outcomes. Specifically, short and long-term outcomes for individual clients may vary due to asset mix, asset/liability spreads on different securities, and the overall limits imposed by the firm.
Purchases and sales of securities and other assets for a Fund may be bunched or aggregated with orders for other BlackRock client accounts, including with accounts that pay different transaction costs solely due to the fact that they have different research payment arrangements. BlackRock, however, is not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that bunching or aggregating is not practicable or required, or in cases involving client direction.
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Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.
BlackRock does not currently enter into arrangements to use the Fund’s assets for, or participate in, soft dollars, although BlackRock may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that BlackRock receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by BlackRock.
Subject to applicable law, BlackRock may select brokers that furnish BlackRock, the Funds, other BlackRock client accounts or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in BlackRock’s view, appropriate assistance to BlackRock in the investment decision-making process (including with respect to futures, fixed-price offerings and OTC transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; research-oriented software and other services and products.
Research or other services obtained in this manner may be used in servicing any or all of the Funds and other BlackRock client accounts, including in connection with BlackRock client accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other BlackRock client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other BlackRock client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BlackRock client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Funds and to such other BlackRock client accounts. To the extent that BlackRock uses soft dollars, it will not have to pay for those products and services itself.
BlackRock, unless prohibited by applicable law, may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BlackRock believes are useful in its investment decision-making process. BlackRock may from time to time choose not to engage in the above described arrangements to varying degrees. BlackRock, unless prohibited by applicable law, may also enter into commission sharing arrangements under which BlackRock may execute transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BlackRock. To the extent that BlackRock engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.
BlackRock may utilize certain electronic crossing networks (“ECNs”) (including, without limitation, ECNs in which BlackRock has an investment or other interest, to the extent permitted by applicable law) in executing client securities transactions for certain types of securities. These ECNs may charge fees for their services, including access fees and transaction fees. The transaction fees, which are similar to commissions or markups/markdowns, will generally be charged to clients and, like commissions and markups/markdowns, would generally be included in the cost of the securities purchased. Access fees may be paid by BlackRock even though incurred in connection with executing transactions on behalf of clients, including the Funds. In certain circumstances, ECNs may offer volume discounts that will reduce the access fees typically paid by BlackRock. BlackRock will only utilize ECNs consistent with its obligation to seek to obtain best execution in client transactions.
BlackRock owns a minority interest in, and is a member of, Members Exchange (“MEMX”), a newly created U.S. stock exchange. Transactions for a Fund may be executed on MEMX if third party brokers select MEMX as the appropriate venue for execution of orders placed by BlackRock traders on behalf of client portfolios. In addition, transactions in ETF shares may be executed on MEMX if third party brokers select MEMX as the appropriate venue for the execution of such orders.
BlackRock has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Funds, and to help ensure that such decisions are made in accordance with BlackRock’s fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of BlackRock may have the effect of favoring the interests of other clients or businesses of other divisions or units of BlackRock, provided that BlackRock believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see “Proxy Voting Policies.”
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It is also possible that, from time to time, BlackRock and /or its advisory clients (including other funds and separately managed accounts) may, subject to compliance with applicable law, purchase and hold shares of a Fund. Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio.
BlackRock reserves the right, subject to compliance with applicable law, to sell into the market or redeem in Creation Units through an Authorized Participant at any time some or all of the shares of the Fund acquired for its own accounts or the account of a BlackRock advisory client. A large sale or redemption of shares of the Fund by BlackRock itself or a BlackRock advisory client could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s liquidity, investment flexibility, portfolio diversification, expense ratio or ability to comply with the listing requirements for the Fund.
It is possible that a Fund may invest in securities of, or engage in transactions with, companies in which BlackRock has significant debt or equity investments or other interests. A Fund may also invest in issuances (such as structured notes) by entities for which BlackRock provides and is compensated for cash management services relating to the proceeds from the sale of such issuances. In making investment decisions for a Fund, BlackRock is not permitted to obtain or use material non-public information acquired by any unit of BlackRock, in the course of these activities. In addition, from time to time, the activities of BlackRock may limit a Fund’s flexibility in purchases and sales of securities. As indicated below, BlackRock may engage in transactions with companies in which BlackRock-advised funds or other clients of BlackRock have an investment.
BlackRock and its personnel and other financial service providers may have interests in promoting sales of the Funds. With respect to BlackRock and its personnel, the remuneration and profitability relating to services to and sales of the Funds or other products may be greater than remuneration and profitability relating to services to and sales of certain funds or other products that might be provided or offered. BlackRock and its sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the Funds or their shareholders. BlackRock and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher than for other products or services, and the remuneration and profitability to BlackRock and such personnel resulting from transactions on behalf of or management of the Funds may be greater than the remuneration and profitability resulting from other funds or products.
Third parties, including service providers to BlackRock or the Fund, may sponsor events (including, but not limited to, marketing and promotional activities and presentations, educational training programs and conferences) for registered representatives, other professionals and individual investors. There is a potential conflict of interest as such sponsorships may defray the costs of such activities to BlackRock, and may provide an incentive to BlackRock to retain such third parties to provide services to the Fund.
BlackRock may provide valuation assistance to certain clients with respect to certain securities or other investments and the valuation recommendations made for such clients’ accounts may differ from the valuations for the same securities or investments assigned by a Fund’s pricing vendors, especially if such valuations are based on broker-dealer quotes or other data sources unavailable to the Fund’s pricing vendors. While BlackRock will generally communicate its valuation information or determinations to a Fund’s pricing vendors and/or fund accountants, there may be instances where the Fund’s pricing vendors or fund accountants assign a different valuation to a security or other investment than the valuation for such security or investment determined or recommended by BlackRock.
As disclosed in more detail in “Determination of Net Asset Value” in this SAI, when market quotations are not readily available or are believed by BlackRock to be unreliable, a Fund’s investments are valued at fair value by BlackRock. BlackRock has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act and acts through BlackRock’s Rule 2a-5 Committee (the “2a-5 Committee”), with assistance from other BlackRock pricing committees and in accordance with BlackRock’s policies and procedures (the “Valuation Procedures”). When determining a “fair value price,” the 2a-5 Committee seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset or liability in an arm’s-length transaction. The price generally may not be determined based on what a Fund might reasonably expect to receive for selling an asset or liability at a later time or if it holds the asset or liability to maturity. While fair value determinations will be based upon all available factors that BlackRock deems relevant at the time of the determination, and may be based on analytical values determined by BlackRock using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of an asset or liability. The fair value of one or more assets or liabilities may not, in retrospect, be the price at which those assets or liabilities could have been sold during the period in which the particular fair values were used in determining a Fund’s NAV. As a result, a Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued by the 2a-5 Committee at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders and may affect the amount of revenue received by BlackRock with respect to services for which it receives an asset-based fee.
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To the extent permitted by applicable law, a Fund may invest all or some of its short term cash investments in any money market fund or similarly-managed private fund advised or managed by BlackRock. In connection with any such investments, a Fund, to the extent permitted by the Investment Company Act, may pay its share of expenses of a money market fund or other similarly managed private fund in which it invests, which may result in a Fund bearing some additional expenses.
BlackRock and its directors, officers and employees, may buy and sell securities or other investments for their own accounts and may have conflicts of interest with respect to investments made on behalf of a Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers and employees of BlackRock that are the same, different from or made at different times than positions taken for the Fund. To lessen the possibility that a Fund will be adversely affected by this personal trading, the Fund, BRIL and BlackRock each have adopted a Code of Ethics in compliance with Section 17(j) of the Investment Company Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Fund’s portfolio transactions. Each Code of Ethics is also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov.
BlackRock will not purchase securities or other property from, or sell securities or other property to, a Fund, except that the Fund may in accordance with rules or guidance adopted under the Investment Company Act engage in transactions with another Fund or accounts that are affiliated with the Fund as a result of common officers, directors, or investment advisers or pursuant to exemptive orders granted to the Funds and/or BlackRock by the SEC. These transactions would be effected in circumstances in which BlackRock determined that it would be appropriate for the Fund to purchase and another client of BlackRock to sell, or the Fund to sell and another client of BlackRock to purchase, the same security or instrument on the same day. From time to time, the activities of a Fund may be restricted because of regulatory requirements applicable to BlackRock and/or BlackRock’s internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by BlackRock would not be subject to some of those considerations. There may be periods when BlackRock may not initiate or recommend certain types of transactions, or may otherwise restrict or limit its advice in certain securities or instruments issued by or related to companies for which BlackRock is performing advisory or other services or has proprietary positions. For example, when BlackRock is engaged to provide advisory or risk management services for a company, BlackRock may be prohibited from or limited in purchasing or selling securities of that company on behalf of a Fund, particularly where such services result in BlackRock obtaining material non-public information about the company (e.g., in connection with participation in a creditors’ committee). Similar situations could arise if personnel of BlackRock serve as directors of companies the securities of which the Funds wish to purchase or sell. However, if permitted by applicable law, and where consistent with BlackRock’s policies and procedures (including the necessary implementation of appropriate information barriers), the Funds may purchase securities or instruments that are issued by such companies, are the subject of an advisory or risk management assignment by BlackRock, or where personnel of BlackRock are directors or officers of the issuer.
BlackRock has adopted and implemented policies and procedures that are designed to address potential conflicts that arise in connection with the advisory services BlackRock provides to Funds and other clients. Certain BlackRock advisory personnel may take views, and make decisions or recommendations, that are different than or opposite those of other BlackRock advisory personnel. Certain portfolio management teams within BlackRock may make decisions or take (or refrain from taking) actions with respect to clients they advise in a manner different than or adverse to the decisions made or the actions taken (or not taken) by the Funds’ portfolio management teams. The various portfolio management teams may not share information with each other, including as a result of certain information barriers and other policies, and will not have any obligation or other duty to do so.
BlackRock has established certain information barriers and other policies to address the sharing of information between different businesses within BlackRock, including, effective on or about January 21, 2025, with respect to personnel responsible with managing portfolios and voting proxies with respect to certain index equity portfolios versus those responsible for managing portfolios and voting proxies with respect to all other portfolios. As a result of information barriers, certain units of BlackRock generally will not have access, or will have limited access, to certain information and personnel, including senior personnel, in other units of BlackRock, and generally will not manage the Funds with the benefit of information possessed by such other units. Therefore, BlackRock may not be able to review potential investments for the Funds with the benefit of information held by certain areas of BlackRock.
BlackRock may determine to move certain personnel, businesses, or business units from one side of an information barrier to the other side of the information barrier. In connection therewith, BlackRock personnel, businesses, and business units that
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were moved will no longer have access to the information and personnel from the side of the information barrier from which they were moved. Information obtained in connection with such changes to information barriers may limit or restrict the ability of BlackRock to engage in or otherwise effect transactions on behalf of the Funds (including purchasing or selling securities that BlackRock may otherwise have purchased or sold for a client in the absence of a change to an information barrier). Information barriers may not have their intended impact due to, for example, changes in applicable law or inadvertent crossings of the barriers, and actions by personnel on one side of a barrier may impact the potential actions of personnel on the other side of a barrier.
Although the information barriers are intended to allow for independent portfolio management decision making and proxy voting among certain BlackRock businesses, the investment activities of BlackRock for BlackRock clients, as well as BlackRock’s proprietary accounts, may nonetheless limit the investment strategies and rights of other clients (including the Funds). As BlackRock’s assets under management increases, BlackRock clients may face greater negative impacts due to ownership restrictions and limitations imposed by laws, regulations, rules, regulators, or issuers. For example, in certain circumstances where a BlackRock client invests in securities issued by companies that operate in certain industries (e.g., banking, insurance, and utilities) or in certain emerging or international markets, or are subject to regulatory or corporate ownership restrictions (e.g., with mechanisms such as poison pills in place to prevent takeovers), or where a BlackRock client invests in certain futures and derivatives, there may be limits on the aggregate amount invested by BlackRock for its clients and BlackRock’s proprietary accounts that may not be exceeded without the grant of a license or other regulatory or corporate approval, order, consent, relief, waiver or non-disapproval or, if exceeded, may cause BlackRock or its clients to be subject to enforcement actions, disgorgement of share ownership or profits, regulatory restrictions, complex compliance reporting, increased compliance costs or suffer disadvantages or business restrictions. In light of certain restrictions, BlackRock may also seek to make indirect investments (e.g., using derivatives) on behalf of its clients to receive exposure to certain securities in excess of the applicable ownership restrictions and limitations when legally permitted that will expose such clients to additional costs and additional risks, including any risks associated with investing in derivatives. There may be limited availability of derivatives that provide indirect exposure to an impacted security. In addition, BlackRock clients can be subject to more than one ownership limitation depending on each client’s holdings, and each ownership limitation can impact multiple securities held by the client. Certain clients or shareholders may have their own overlapping obligations to monitor their compliance with ownership limitations across their investments.
If certain aggregate ownership thresholds are reached either through the actions of BlackRock or a BlackRock client or as a result of corporate actions by the issuer, the ability of BlackRock on behalf of clients to purchase or dispose of investments, or exercise rights (including voting) or undertake business transactions, may be restricted by law, regulation, rule, or organizational documents or otherwise impaired. For example, to meet the requirements of an ownership limitation or restriction, a client may be unable to purchase or directly hold a security the client would otherwise purchase or hold. The limitation or restriction may be based on the holdings of other BlackRock clients instead of the specific client being restricted. For index funds, this means a fund may not be able to track its index as closely as it would if it was not subject to an ownership limitation or restriction because the fund cannot acquire the amount of the impacted security included in its index. BlackRock on behalf of its clients may limit purchases, sell existing investments, utilize indirect investments, utilize information barriers, or otherwise restrict, forgo, or limit the exercise of rights (including transferring, outsourcing, or limiting voting rights or forgoing the right to receive dividends) when BlackRock, in its sole discretion, deems it appropriate in light of potential regulatory or other restrictions on ownership or other consequences resulting from reaching investment thresholds. These types of restrictions could negatively impact a client’s performance or ability to meet its investment objective.
When BlackRock or a BlackRock client is subject to an ownership limitation, BlackRock may in its discretion seek permission from the applicable issuers or regulators to exceed the limitation. However, there is no guarantee that permission will be granted, or that, once granted, it will not be modified or revoked at a later date with minimal or no notice. The issuer and/or regulator may also require that BlackRock on behalf of itself and its clients take or refrain from taking certain actions in connection with the approval, order, consent, relief or non-disapproval, which BlackRock may accept if it believes the benefits outweigh the costs and may limit BlackRock from taking actions that it otherwise would take. In those circumstances where ownership thresholds or limitations must be observed, BlackRock seeks to allocate limited investment opportunities equitably among clients, taking into consideration benchmark weight and investment strategy. BlackRock may adopt certain controls designed to prevent the occurrence of a breach of any applicable ownership threshold or limits, including, for example, when ownership in certain securities nears an applicable threshold, BlackRock may limit additional purchases in such securities or, with respect to ETFs, remove such securities from the list of Deposit Securities to be delivered to the Fund in connection with purchases of Creation Units of such Fund. If client holdings of an issuer exceed an applicable threshold and BlackRock is unable to obtain relief to enable the continued holding of such investments, it may be necessary to reduce these positions to
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meet the applicable limitations and BlackRock or such client may be subject to regulatory actions. In these cases, the investments will be sold in a manner that BlackRock deems fair and equitable over time.
Ownership limitations are highly complex. It is possible that, despite BlackRock’s intent to either comply with or be granted permission to exceed ownership limitations, it may inadvertently breach a limit or violate the corporate or regulatory approval, order, consent, relief or non-disapproval that was obtained.
In addition to the foregoing, other ownership thresholds may trigger reporting requirements to governmental and regulatory authorities, and such reports may entail the disclosure of the identity of a client or BlackRock’s intended strategy with respect to such security or asset.
BlackRock may not serve as an Authorized Participant in the creation and redemption of iShares ETFs.
Under an ETF Services Agreement, the Fund has, when applicable, retained BRIL, an affiliate of BFA, to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units of the Fund (“ETF Services”). BRIL has engaged Citibank, N.A. (“Citibank”) as a subcontractor to provide certain ETF Services. BRIL retains a portion of the standard transaction fee received from Authorized Participants on each creation or redemption order from the Authorized Participant for the ETF Services provided. BlackRock collaborated with, and received payment from, Citibank on the design and development of the ETF Services platform. Citibank has, and from time to time may develop, additional relationships with BlackRock or funds managed by BFA and its affiliates.
In order to defray transaction expenses and protect against possible shareholder dilution, the Fund may collect certain fees from Authorized Participants in connection with cash substitutions for creation and redemption transactions. While BlackRock uses good faith estimates of the expected costs to the Fund in determining the rates for fees collected by the Fund related to creation and redemption activity, BlackRock may have incentives to improve Fund performance through the collection of these fees. As these charges are based on estimates, where the charges exceed actual transaction-related costs and/or expenses incurred by the Fund, Fund performance could improve as a result. BlackRock has established processes to oversee the determination of these estimates in an effort to mitigate this conflict.
BlackRock may maintain securities indices. To the extent permitted by applicable laws, the Funds may seek to license and use such indices as part of their investment strategy. Index based funds that seek to track the performance of securities indices also may use the name of the index or index provider in the fund name. Index providers, including BlackRock (to the extent permitted by applicable law), may be paid licensing fees for use of their index or index name. In instances where BlackRock charges a unitary management fee, BlackRock may have a financial incentive to use a BlackRock index that is less costly to BlackRock than a third party index. BlackRock may benefit from the Funds using BlackRock indices by creating increasing acceptance in the marketplace for such indices. BlackRock is not obligated to license its indices to a Fund and the Funds are under no obligation to use BlackRock indices. Any Fund that enters into a license for a BlackRock index cannot be assured that the terms of any index licensing agreement with BlackRock will be as favorable as those terms offered to other licensees.
BlackRock may enter into contractual arrangements with third-party service providers to a Fund (e.g., custodians, administrators and index providers) pursuant to which BlackRock receives fee discounts or concessions in recognition of BlackRock’s overall relationship with such service providers. BlackRock may also enter into contractual arrangements with such service providers pursuant to which BlackRock incurs additional costs if the service provider’s services are terminated with respect to a Fund. To the extent that BlackRock is responsible for paying service providers out of its fees that it receives from the Funds, the benefits of lower fees, including any fee discounts or concessions, or any additional savings, may accrue, in whole or in part, to BlackRock, which could result in conflicts of interest relating to the use or termination of service providers to a Fund. In addition, conflicts of interest may arise with respect to contractual arrangements with third-party service providers to a Fund, or the selection of such providers, particularly in circumstances where BlackRock is negotiating on behalf of both funds that have a unitary management fee and those that do not or different service providers have different fee structures.
Conflicts of interest may arise as a result of simultaneous investment management of multiple client accounts by the BlackRock’s investment professionals. For example, differences in the advisory fee structure may create the appearance of actual or potential conflicts of interest because such differences could create pecuniary incentives for BlackRock to favor one client account over another.
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BlackRock owns or has an ownership interest in certain trading, portfolio management, operations and/ or information systems used by Fund service providers. These systems are, or will be, used by a Fund service provider in connection with the provision of services to accounts managed by BlackRock and funds managed and sponsored by BlackRock, including the Funds, that engage the service provider (typically the custodian). A Fund’s service provider remunerates BlackRock for the use of the systems. A Fund service provider’s payments to BlackRock for the use of these systems may enhance the profitability of BlackRock.
BlackRock’s receipt of fees from a service provider in connection with the use of systems provided by BlackRock may create an incentive for BlackRock to recommend that a Fund enter into or renew an arrangement with the service provider.
In recognition of a BlackRock client’s overall relationship with BlackRock, BlackRock may offer special pricing arrangements for certain services provided by BlackRock. Any such special pricing arrangements will not affect Fund fees and expenses applicable to such client’s investment in a Fund.
Present and future activities of BlackRock and its directors, officers and employees, in addition to those described in this section, may give rise to additional conflicts of interest.
Investment Advisory, Administrative and Distribution Services
Investment Adviser.  BFA serves as investment adviser to each Fund pursuant to an investment advisory agreement between the Trust, on behalf of each Fund, and BFA. BFA is a California corporation indirectly owned by BlackRock, Inc. and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the investment advisory agreement, BFA, subject to the supervision of the Board and in conformity with the stated investment policies of each Fund, manages and administers the Trust and the investment of each Fund’s assets. BFA is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each Fund.
Pursuant to the investment advisory agreement, BFA may, from time to time, in its sole discretion and to the extent permitted by applicable law, appoint one or more sub-advisers, including, without limitation, affiliates of BFA, to perform investment advisory or other services with respect to a Fund. In addition, BFA may delegate certain of its investment advisory functions under the investment advisory agreement to one or more of its affiliates to the extent permitted by applicable law. BFA may terminate any or all sub-advisers or such delegation arrangements in its sole discretion upon appropriate notice at any time to the extent permitted by applicable law.
BFA is responsible, under the investment advisory agreement, for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services. BFA is not responsible for, and the Funds will bear, the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, and litigation expenses and any extraordinary expenses (as determined by a majority of the Independent Trustees).
The following describes the calculation of the management fee for each Fund whose management fee is subject to breakpoints. The management fee for all Funds is set forth in the table that follows the description of breakpoints.
For its investment advisory services to each Fund in the table below, BFA is entitled to an annual investment advisory fee equal to the rate indicated below of the average daily value of each Fund’s net assets. The fees are accrued daily and typically paid monthly by the Fund.
Fund	Annual Rate
iShares Breakthrough Environmental Solutions ETF	0.47%
iShares Core MSCI EAFE ETF	0.07%
iShares Core MSCI International Developed Markets ETF	0.04%
iShares Core MSCI Total International Stock ETF	0.07%
iShares Cybersecurity and Tech ETF	0.47%
iShares Energy Storage & Materials ETF	0.47%
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Fund	Annual Rate
iShares Genomics Immunology and Healthcare ETF	0.47%
iShares Global Equity Factor ETF	0.20%
iShares Low Carbon Optimized MSCI ACWI ETF	0.20%
iShares MSCI China A ETF	0.60%
iShares Neuroscience and Healthcare ETF	0.47%
iShares Self-Driving EV and Tech ETF	0.47%

Fund	First $2 billion	Greater than $2 billion to $3 billion	Greater than $3 billion to $4 billion	Greater than $4 billion
iShares Future Exponential Technologies ETF	0.4700%	0.4465%	0.4242%	0.4030%
For its investment advisory services to each Fund in the tables below, BFA is entitled to an annual investment advisory fee, accrued daily and typically paid monthly by the Fund. The investment advisory fee for each Fund equals the ratio of that Fund’s average daily net assets over the aggregate average daily net assets of the Fund and other Funds in the same fund group as indicated in each table below multiplied by the applicable assets in each tier then multiplied by the related tier rate for the Fund indicated in the table. Only information that is applicable to a Fund is considered to form a part of that Fund’s SAI.
Fund Group: iShares MSCI EAFE Min Vol Factor ETF; iShares MSCI Global Min Vol Factor ETF; iShares MSCI ACWI ETF; iShares MSCI ACWI ex U.S. ETF; and iShares MSCI EAFE ETF
Fund	First $30 billion	Greater than $30 billion to $60 billion	Greater than $60 billion to $90 billion	Greater than $90 billion to $120 billion	Greater than $120 to $150 billion	Greater than $150 billion
iShares MSCI EAFE Min Vol Factor ETF	0.2000%	0.2000%	0.2000%	0.2000%	0.2000%	0.2000%
iShares MSCI Global Min Vol Factor ETF	0.2000%	0.2000%	0.2000%	0.2000%	0.2000%	0.2000%
iShares MSCI ACWI ETF	0.3500%	0.3200%	0.2800%	0.2520%	0.2270%	0.2040%
iShares MSCI ACWI ex U.S. ETF	0.3500%	0.3200%	0.2800%	0.2520%	0.2270%	0.2040%
iShares MSCI EAFE ETF	0.3500%	0.3200%	0.2800%	0.2520%	0.2270%	0.2040%

Fund Group: iShares MSCI All Country Asia ex Japan ETF; iShares MSCI BIC ETF; iShares MSCI Emerging Markets ETF; iShares MSCI
Emerging Markets Min Vol Factor ETF; and iShares MSCI Emerging Markets Small-Cap ETF

Fund	First $14 billion	Greater than $14 billion to $28 billion	Greater than $28 billion to $42 billion	Greater than $42 billion to $56 billion	Greater than $56 billion to $70 billion	Greater than $70 billion to $84 billion	Greater than $84 billion
iShares MSCI All Country Asia ex Japan ETF	0.75%	0.68%	0.61%	0.54%	0.47%	0.41%	0.35%
iShares MSCI BIC ETF	0.75%	0.68%	0.61%	0.54%	0.47%	0.41%	0.35%
iShares MSCI Emerging Markets ETF	0.75%	0.68%	0.61%	0.54%	0.47%	0.41%	0.35%
iShares MSCI Emerging Markets Min Vol Factor ETF	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
iShares MSCI Emerging Markets Small-Cap ETF	0.75%	0.68%	0.61%	0.54%	0.47%	0.41%	0.35%
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BFA may from time to time voluntarily waive and/or reimburse fees or expenses to reduce the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.
For the fiscal years noted below, the following table sets forth the management fees owed before any waivers and/or reimbursements and any fees or expenses waived and/or reimbursed:

Fund	Management Fees Paid for the Fiscal Year Ended July 31, 2025	Waivers and Reimbursements of Fees and Expenses for the Fiscal Year Ended July 31, 2025	Management Fees Paid for the Fiscal Year Ended July 31, 2024	Waivers and Reimbursements of Fees and Expenses for the Fiscal Year Ended July 31, 2024	Management Fees Paid for the Fiscal Year Ended July 31, 2023	Waivers and Reimbursements of Fees and Expenses for the Fiscal Year Ended July 31, 2023
iShares Breakthrough Environmental Solutions ETF	$14,953	N/A	$16,437	N/A	$6,554	N/A
iShares Core MSCI EAFE ETF	89,060,409	N/A	74,958,004	N/A	64,080,336	N/A
iShares Core MSCI International Developed Markets ETF	6,705,344	N/A	4,880,880	N/A	3,726,673	N/A
iShares Core MSCI Total International Stock ETF[1]	28,168,630	N/A	23,755,273	$0	20,697,961	$0
iShares Cybersecurity and Tech ETF	4,324,912	N/A	3,445,852	N/A	2,455,446	N/A
iShares Energy Storage & Materials ETF	29,702	N/A	14,880	N/A	N/A	N/A
iShares Future Exponential Technologies ETF	15,106,141	N/A	15,200,280	N/A	14,188,759	N/A
iShares Genomics Immunology and Healthcare ETF	578,777	N/A	616,871	N/A	770,296	N/A
iShares Global Equity Factor ETF[2,3]	232,065	N/A	238,754	0	299,214	0
iShares Low Carbon Optimized MSCI ACWI ETF	1,963,195	N/A	1,783,718	N/A	1,721,204	N/A
iShares MSCI ACWI ETF[4]	62,257,717	N/A	58,548,495	0	56,517,117	0
iShares MSCI ACWI ex U.S. ETF[5]	16,546,982	N/A	14,293,669	0	13,428,733	0
iShares MSCI All Country Asia ex Japan ETF[6]	18,141,612	814,543	17,406,459	234,301	20,348,108	0
iShares MSCI China A ETF[7]	1,534,902	N/A	1,455,534	384,518	2,326,392	1,395,835
iShares Neuroscience and Healthcare ETF	17,227	N/A	18,472	N/A	22,026	N/A
iShares Self-Driving EV and Tech ETF	776,379	N/A	1,440,717	N/A	2,020,766	N/A
1
For the iShares Core MSCI Total International Stock ETF, BFA has contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other series of the Trust and iShares, Inc. until November 30, 2026. The contractual waiver may be terminated prior to November 30, 2026 only upon the written agreement of the Trust and BFA.
2
Effective December 16, 2022, the management fee for the iShares Global Equity Factor ETF is 0.20%. Prior to December 16, 2022, the management fee for the iShares Global Equity Factor ETF was 0.35%.
3
For the iShares Global Equity Factor ETF, BFA has contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other series of the Trust and iShares, Inc. until November 29, 2030. The contractual waiver may be terminated prior to November 29, 2030 only upon the written agreement of the Trust and BFA.
4
For the iShares MSCI ACWI ETF, BFA has contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund
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Fees and Expenses, if any, attributable to investments by the Fund in other series of the Trust and iShares, Inc. through November 30, 2026. The contractual waiver may be terminated prior to November 30, 2026 only upon written agreement of the Trust and BFA.
5
For the iShares MSCI ACWI ex U.S. ETF, BFA has contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other series of the Trust and iShares, Inc. through November 30, 2026. The contractual waiver may be terminated prior to November 30, 2026 only upon written agreement of the Trust and BFA.
6
For the iShares MSCI All Country Asia ex Japan ETF, BFA has contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other series of the Trust and iShares, Inc. through November 30, 2026. The contractual waiver may be terminated prior to November 30, 2026 only upon written agreement of the Trust and BFA. BFA elected to implement a voluntary fee waiver in order to limit the Fund’s total annual operating expenses after the fee waiver to sixty-nine basis points through November 28, 2025. Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.
7
For the iShares MSCI China A ETF, BFA elected to implement a voluntary fee waiver in order to limit the Fund’s total annual operating expenses after the fee waiver to 0.24% through December 31, 2023. Any voluntary waiver or reimbursement implemented by BFA may be eliminated by BFA at any time.
The investment advisory agreement with respect to each Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board, or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the applicable Fund, provided that in either event such continuance also is approved by a majority of the Board members who are not interested persons (as defined in the 1940 Act) of the applicable Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval.
The investment advisory agreement with respect to each Fund is terminable without penalty, on 60 days’ notice, by the Board or by a vote of the holders of a majority of the applicable Fund’s outstanding voting securities (as defined in the 1940 Act). The investment advisory agreement is also terminable upon 60 days’ notice by BFA and will terminate automatically in the event of its assignment (as defined in the 1940 Act).
Portfolio Managers.  As of July 31, 2025, the individuals named as Portfolio Managers in the Funds' Prospectuses were also primarily responsible for the day-to-day management of other iShares funds and certain other types of portfolios and/or accounts as follows:

Jennifer Hsui
Types of Accounts	Number	Total Assets
Registered Investment Companies	363	$2,631,294,100,000
Other Pooled Investment Vehicles	123	92,677,100,000
Other Accounts	0	N/A

Matt Waldron
Types of Accounts	Number	Total Assets
Registered Investment Companies	351	$2,625,121,000,000
Other Pooled Investment Vehicles	146	354,643,100,000
Other Accounts	74	166,574,100,000

Peter Sietsema
Types of Accounts	Number	Total Assets
Registered Investment Companies	358	$2,632,460,200,000
Other Pooled Investment Vehicles	210	898,693,700,000
Other Accounts	63	657,918,500,000

Steven White
Types of Accounts	Number	Total Assets
Registered Investment Companies	350	$2,624,845,100,000
Other Pooled Investment Vehicles	7	191,800,000
Other Accounts	0	N/A
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Pursuant to BFA’s policy, investment opportunities are allocated equitably among the Funds and other portfolios and accounts. For example, under certain circumstances, an investment opportunity may be restricted due to limited supply in the market, legal constraints or other factors, in which event the investment opportunity will be allocated equitably among those portfolios and accounts, including the Funds, seeking such investment opportunity. As a consequence, from time to time each Fund may receive a smaller allocation of an investment opportunity than it would have if the Portfolio Managers and BFA and its affiliates did not manage other portfolios or accounts.
Like the Funds, the other portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day portfolio management generally pay an asset-based fee to BFA or its affiliates, as applicable, for its advisory services. One or more of those other portfolios or accounts, however, may pay BFA or its affiliates a performance-based fee in lieu of, or in addition to, an asset-based fee for its advisory services. A portfolio or account with a performance-based fee would pay BFA or its affiliates a portion of that portfolio’s or account’s gains, or would pay BFA or its affiliates more for its services than would otherwise be the case if BFA or any of its affiliates meets or exceeds specified performance targets. Performance-based fee arrangements could present an incentive for BFA or its affiliates to devote greater resources, and allocate more investment opportunities, to the portfolios or accounts that have those fee arrangements, relative to other portfolios or accounts, in order to earn larger fees. Although BFA and each of its affiliates have an obligation to allocate resources and opportunities equitably among portfolios and accounts and intend to do so, shareholders of the Funds should be aware that, as with any group of portfolios and accounts managed by an investment adviser and/or its affiliates pursuant to varying fee arrangements, including performance-based fee arrangements, there is the potential for a conflict of interest, which may result in the Portfolio Managers favoring those portfolios or accounts with performance-based fee arrangements.
The tables below show, for each Portfolio Manager, the number of portfolios or accounts of the types set forth in the above tables and the aggregate of total assets in those portfolios or accounts with respect to which the investment management fees are based on the performance of those portfolios or accounts as of July 31, 2025:

Jennifer Hsui
Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	N/A
Other Pooled Investment Vehicles	0	N/A
Other Accounts	0	N/A

Matt Waldron
Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	N/A
Other Pooled Investment Vehicles	0	N/A
Other Accounts	0	N/A

Peter Sietsema
Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	N/A
Other Pooled Investment Vehicles	0	N/A
Other Accounts	0	N/A

Steven White
Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	N/A
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Steven White
Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Other Pooled Investment Vehicles	0	N/A
Other Accounts	0	N/A
Portfolio Manager Compensation Overview
The discussion below describes the Portfolio Managers' compensation as of July 31, 2025.
BlackRock, Inc.'s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock, Inc.
Each portfolio manager receives base compensation based on their position with the firm, as well as retirement and other benefits offered to all BlackRock employees. Additionally, each portfolio manager receives discretionary incentive compensation, determined based on several components, including: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the performance of portfolios managed by the portfolio manager and the team relative to the portfolios’ investment objectives (which in the case of index ETFs would be how closely the ETF tracks its underlying index), and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. Discretionary incentive compensation is paid in cash up to a certain threshold with the remaining portion represented by deferred BlackRock, Inc. stock awards. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance.
As of July 31, 2025, the Portfolio Managers beneficially owned shares of the Funds, for which they are primarily responsible for the day-to-day management, in the amounts reflected in the following tables:

Jennifer Hsui
Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m
iShares Breakthrough Environmental Solutions ETF	X
iShares Core MSCI EAFE ETF		X
iShares Core MSCI International Developed Markets ETF	X
iShares Core MSCI Total International Stock ETF	X
iShares Cybersecurity and Tech ETF	X
iShares Energy Storage & Materials ETF	X
iShares Future Exponential Technologies ETF	X
iShares Genomics Immunology and Healthcare ETF	X
iShares Global Equity Factor ETF	X
iShares Low Carbon Optimized MSCI ACWI ETF	X
iShares MSCI ACWI ETF	X
iShares MSCI ACWI ex U.S. ETF	X
iShares MSCI All Country Asia ex Japan ETF	X
iShares MSCI China A ETF	X
iShares Neuroscience and Healthcare ETF	X
95

Jennifer Hsui
Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m
iShares Self-Driving EV and Tech ETF	X

Matt Waldron
Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m
iShares Breakthrough Environmental Solutions ETF	X
iShares Core MSCI EAFE ETF	X
iShares Core MSCI International Developed Markets ETF	X
iShares Core MSCI Total International Stock ETF	X
iShares Cybersecurity and Tech ETF	X
iShares Energy Storage & Materials ETF	X
iShares Future Exponential Technologies ETF	X
iShares Genomics Immunology and Healthcare ETF	X
iShares Global Equity Factor ETF	X
iShares Low Carbon Optimized MSCI ACWI ETF	X
iShares MSCI ACWI ETF	X
iShares MSCI ACWI ex U.S. ETF	X
iShares MSCI All Country Asia ex Japan ETF	X
iShares MSCI China A ETF	X
iShares Neuroscience and Healthcare ETF	X
iShares Self-Driving EV and Tech ETF	X

Peter Sietsema
Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m
iShares Breakthrough Environmental Solutions ETF	X
iShares Core MSCI EAFE ETF	X
iShares Core MSCI International Developed Markets ETF	X
iShares Core MSCI Total International Stock ETF	X
iShares Cybersecurity and Tech ETF	X
iShares Energy Storage & Materials ETF	X
iShares Future Exponential Technologies ETF	X
iShares Genomics Immunology and Healthcare ETF	X
iShares Global Equity Factor ETF	X
iShares Low Carbon Optimized MSCI ACWI ETF	X
iShares MSCI ACWI ETF	X
iShares MSCI ACWI ex U.S. ETF	X
96

Peter Sietsema
Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m
iShares MSCI All Country Asia ex Japan ETF	X
iShares MSCI China A ETF	X
iShares Neuroscience and Healthcare ETF	X
iShares Self-Driving EV and Tech ETF	X

Steven White
Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m
iShares Breakthrough Environmental Solutions ETF	X
iShares Core MSCI EAFE ETF	X
iShares Core MSCI International Developed Markets ETF	X
iShares Core MSCI Total International Stock ETF	X
iShares Cybersecurity and Tech ETF	X
iShares Energy Storage & Materials ETF	X
iShares Future Exponential Technologies ETF			X
iShares Genomics Immunology and Healthcare ETF	X
iShares Global Equity Factor ETF	X
iShares Low Carbon Optimized MSCI ACWI ETF	X
iShares MSCI ACWI ETF				X
iShares MSCI ACWI ex U.S. ETF	X
iShares MSCI All Country Asia ex Japan ETF	X
iShares MSCI China A ETF	X
iShares Neuroscience and Healthcare ETF	X
iShares Self-Driving EV and Tech ETF	X
Codes of Ethics.  The Trust, BFA and the Distributor have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. The codes of ethics permit personnel subject to the codes of ethics to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Funds. Each code of ethics is available by contacting BlackRock at the telephone number on the back cover of each Fund’s Prospectus or by accessing the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov.
Anti-Money Laundering Requirements.  The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from Authorized Participants to enable it to form a reasonable belief that it knows the true identity of its Authorized Participants. This information will be used to verify the identity of Authorized Participants or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.
The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds' policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.
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Administrator, Custodian and Transfer Agent.
iShares Low Carbon Optimized MSCI ACWI ETF, iShares MSCI ACWI ETF, iShares MSCI ACWI ex U.S. ETF and iShares MSCI China A ETF
State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the above listed Funds under the Master Services Agreement and related Service Schedule (the “Service Module”). State Street’s principal address is One Congress Street, Suite 1, Boston, MA 02114-2016. Pursuant to the Service Module for Fund Administration and Accounting Services with the Trust, State Street provides necessary administrative, legal, tax and accounting and financial reporting services for the maintenance and operations of the Trust and each Fund. In addition, State Street makes available the office space, equipment, personnel and facilities required to provide such services. Pursuant to the Service Module for Custodial Services with the Trust, State Street maintains, in separate accounts, cash, securities and other assets of the Trust and each Fund, keeps all necessary accounts and records and provides other services. State Street is required, upon the order of the Trust, to deliver securities held by State Street and to make payments for securities purchased by the Trust for each Fund. State Street is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the U.S. Pursuant to the Service Module for Transfer Agency Services with the Trust, State Street acts as a transfer agent for each Fund’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for these services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by BFA. BFA pays the compensation because it has agreed to pay these operating expenses under the Investment Advisory Agreement as described therein.
iShares Breakthrough Environmental Solutions ETF, iShares Core MSCI EAFE ETF, iShares Core MSCI International Developed Markets ETF, iShares Core MSCI Total International Stock ETF, iShares Cybersecurity and Tech ETF, iShares Energy Storage & Materials ETF, iShares Future Exponential Technologies ETF, iShares Genomics Immunology and Healthcare ETF, iShares Global Equity Factor ETF, iShares MSCI All Country Asia ex Japan ETF, iShares Neuroscience and Healthcare ETF and iShares Self-Driving EV and Tech ETF
Citibank serves as administrator, custodian and transfer agent for the above listed Fund under the Master Services Agreement (the “Master Services Agreement”). Citibank’s principal address is 388 Greenwich Street, New York, NY 10013. Pursuant to the Master Services Agreement with the Trust, Citibank provides necessary administrative, tax and accounting and financial reporting services for the maintenance and operations of the Trust and each Fund. In addition, Citibank makes available the office space, equipment, personnel and facilities required to provide such services. Pursuant to the Master Services Agreement with the Trust, Citibank maintains, in separate accounts, cash, securities and other assets of the Trust and each Fund, keeps all necessary accounts and records and provides other services. Citibank is required, upon the order of the Trust, to deliver securities held by Citibank and to make payments for securities purchased by the Trust for each Fund. Citibank is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the U.S. Pursuant to the Master Services Agreement with the Trust, Citibank acts as a transfer agent for each Fund’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for these services, Citibank receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by BFA. BFA pays the compensation because it has agreed to pay these operating expenses under the Investment Advisory Agreement as described therein.
Prior to September 8, 2025, State Street served as administrator, custodian and transfer agent for the iShares MSCI All Country Asia ex Japan ETF.
Prior to November 10, 2025, State Street served as administrator, custodian and transfer agent for the iShares Breakthrough Environmental Solutions ETF, iShares Core MSCI EAFE ETF, iShares Core MSCI International Developed Markets ETF, iShares Core MSCI Total International Stock ETF, iShares Cybersecurity and Tech ETF, iShares Energy Storage & Materials ETF, iShares Future Exponential Technologies ETF, iShares Genomics Immunology and Healthcare ETF, iShares Global Equity Factor ETF, iShares Neuroscience and Healthcare ETF and iShares Self-Driving EV and Tech ETF.
JPMorgan serves as custodian for certain Funds in connection with certain securities lending activities under a Custody Services Agreement. JPMorgan’s principal address is 383 Madison Avenue, 11th Floor, New York, NY 10179. Pursuant to the Custody Services Agreement with BTC and the Trust, JPMorgan provides custody and related services required to facilitate securities lending by each Fund. JPMorgan maintains custody as may be necessary to facilitate Fund securities lending
98

activity in coordination with other funds, maintains custodial records and provides other services. As compensation for these services, JPMorgan receives certain fees and expenses paid by BTC from its compensation for its services as securities lending agent.
Distributor.  The Distributor's principal address is 50 Hudson Yards, New York, NY 10001. Shares are continuously offered for sale by the Funds through the Distributor or its agent only in Creation Units, as described in the applicable Prospectus and below in the Creation and Redemption of Creation Units section of this SAI. Fund shares in amounts less than Creation Units are generally not distributed by the Distributor or its agent. The Distributor or its agent will arrange for the delivery of the applicable Prospectus and, upon request, this SAI to persons purchasing Creation Units and will maintain records of both orders placed with it or its agents and confirmations of acceptance furnished by it or its agents. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is also licensed as a broker-dealer in all 50 U.S. states, as well as in Puerto Rico, the U.S. Virgin Islands and the District of Columbia.
The Distribution Agreement for each Fund provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days' prior written notice to the other party following (i) the vote of a majority of the Independent Trustees, or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).
The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Fund shares. Such Soliciting Dealers may also be Authorized Participants (as described below), DTC participants and/or investor services organizations.
BFA or its affiliates may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of shares.
Securities Lending.  To the extent that a Fund engages in securities lending, each Fund conducts its securities lending pursuant to SEC exemptive relief, and BTC acts as securities lending agent for the Funds, subject to the overall supervision of BFA, pursuant to a written agreement (the “Securities Lending Agency Agreement”).
Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent. Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees as defined below), and any fees or other payments to and from borrowers of securities. As securities lending agent, BTC bears all operational costs directly related to securities lending, including custodial costs of JPMorgan. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA (the “collateral investment fees”); however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees a Fund bears to an annual rate of 0.04%. Such money market fund shares will not be subject to a sales load, redemption fee, distribution fee or service fee.
To the extent that a Fund invests cash collateral in a non-government money market fund, the Fund may be subject to a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, a Fund will be subject to a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the liquidity costs are de minimis (i.e., less than one basis point (0.01%)). The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day. The imposition of any such discretionary or mandatory liquidity fee would reduce the Fund's returns on securities lending.
Under the securities lending program, the Funds are categorized into one of several specific asset classes. The determination of a Fund’s asset class category (fixed-income, domestic equity, international equity or fund-of-funds), each of which may be subject to a different fee arrangement, is based on a methodology agreed to by the Trust and BTC.
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Pursuant to the current Securities Lending Agency Agreement:
(i)domestic equity funds, such as the iShares Cybersecurity and Tech ETF and iShares Genomics Immunology and Healthcare ETF (“Domestic Equity Funds”), retain 81% of securities lending income (which excludes collateral investment fees) and (ii) this amount could never be less than 70% of the sum of securities lending income plus collateral investment fees.
(i) international equity funds, such as all Funds except for the iShares Cybersecurity and Tech ETF and iShares Genomics Immunology and Healthcare ETF (“International Equity Funds”), retain 82% of securities lending income (which excludes collateral investment fees) and (ii) this amount can never be less than 70% of the sum of securities lending income plus collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income (which includes, for this purpose, collateral investment fees) earned across the iShares Complex (as defined in the Management—Trustees and Officers section of this SAI) in a calendar year exceeds specified thresholds, each applicable international equity fund, pursuant to the current Securities Lending Agency Agreement, will receive for the remainder of that calendar year securities lending income as follows:
Domestic Equity Funds
(i) 84% of securities lending income (which excludes collateral investment fees); and (ii) this amount can never be less than 70% of the sum of securities lending income plus collateral investment fees.
International Equity Funds
(i) 85% of securities lending income (which excludes collateral investment fees); and (ii) this amount can never be less than 70% of the sum of securities lending income plus collateral investment fees.
The services provided to the Funds by BTC in the most recent fiscal year ended July 31, 2025 primarily included the following:
(1) selecting borrowers from an approved list of borrowers and executing a securities lending agreement as agent on behalf of the Funds with each such borrower;
(2) negotiating the terms of securities loans, including the amount of fees;
(3) directing the delivery of loaned securities;
(4) monitoring the daily value of the loaned securities and directing the payment of additional collateral or the return of excess collateral, as necessary;
(5) investing cash collateral received in connection with any loaned securities;
(6) monitoring distributions on loaned securities (for example, interest and dividend activity);
(7) in the event of default by a borrower with respect to any securities loan, using the collateral or the proceeds of the liquidation of collateral to purchase replacement securities of the same issue, type, class and series as that of the loaned securities; and
(8) terminating securities loans and arranging for the return of loaned securities to the Funds at loan termination.
The following tables show the dollar amounts of income and fees/compensation related to the securities lending activities of each Fund during its most recent fiscal year ended July 31, 2025.
Fund	iShares Breakthrough Environmental Solutions ETF	iShares Core MSCI EAFE ETF	iShares Core MSCI International Developed Markets ETF	iShares Core MSCI Total International Stock ETF
Gross income from securities lending activities	$9,864	$48,003,664	$5,520,382	$24,026,520
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Fund	iShares Breakthrough Environmental Solutions ETF	iShares Core MSCI EAFE ETF	iShares Core MSCI International Developed Markets ETF	iShares Core MSCI Total International Stock ETF
Fees and/or compensation for securities lending activities and related services
Securities lending income paid to BTC for services as securities lending agent	567	3,087,769	270,418	1,798,682
Cash collateral management expenses not included in securities lending income paid to BTC	71	343,825	42,188	165,992
Administrative fees not included in securities lending income paid to BTC	0	0	0	0
Indemnification fees not included in securities lending income paid to BTC	0	0	0	0
Rebates (paid to borrowers)	6,642	30,439,703	3,970,299	13,837,963
Other fees not included in securities lending income paid to BTC	0	0	0	0
Aggregate fees/compensation for securities lending activities	$7,280	$33,871,297	$4,282,905	$15,802,637
Net income from securities lending activities	$2,584	$14,132,367	$1,237,477	$8,223,883

Fund	iShares Cybersecurity and Tech ETF	iShares Energy Storage & Materials ETF	iShares Future Exponential Technologies ETF	iShares Genomics Immunology and Healthcare ETF
Gross income from securities lending activities	$4,118,896	$14,802	$5,617,763	$916,004
Fees and/or compensation for securities lending activities and related services
Securities lending income paid to BTC for services as securities lending agent	64,982	1,320	171,283	72,358
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Fund	iShares Cybersecurity and Tech ETF	iShares Energy Storage & Materials ETF	iShares Future Exponential Technologies ETF	iShares Genomics Immunology and Healthcare ETF
Cash collateral management expenses not included in securities lending income paid to BTC	33,857	91	43,939	5,543
Administrative fees not included in securities lending income paid to BTC	0	0	0	0
Indemnification fees not included in securities lending income paid to BTC	0	0	0	0
Rebates (paid to borrowers)	3,737,453	7,357	4,620,275	515,130
Other fees not included in securities lending income paid to BTC	0	0	0	0
Aggregate fees/compensation for securities lending activities	$3,836,292	$8,768	$4,835,497	$593,031
Net income from securities lending activities	$282,604	$6,034	$782,266	$322,973

Fund	iShares Global Equity Factor ETF	iShares Low Carbon Optimized MSCI ACWI ETF	iShares MSCI ACWI ETF	iShares MSCI ACWI ex U.S. ETF
Gross income from securities lending activities	$46,872	$276,022	$6,086,524	$1,289,262
Fees and/or compensation for securities lending activities and related services
Securities lending income paid to BTC for services as securities lending agent	4,499	6,316	159,584	75,447
Cash collateral management expenses not included in securities lending income paid to BTC	209	2,230	49,012	9,611
Administrative fees not included in securities lending income paid to BTC	0	0	0	0
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Fund	iShares Global Equity Factor ETF	iShares Low Carbon Optimized MSCI ACWI ETF	iShares MSCI ACWI ETF	iShares MSCI ACWI ex U.S. ETF
Indemnification fees not included in securities lending income paid to BTC	0	0	0	0
Rebates (paid to borrowers)	21,658	238,520	5,147,576	859,765
Other fees not included in securities lending income paid to BTC	0	0	0	0
Aggregate fees/compensation for securities lending activities	$26,366	$247,066	$5,356,172	$944,823
Net income from securities lending activities	$20,506	$28,956	$730,352	$344,440

Fund	iShares MSCI All Country Asia ex Japan ETF	iShares MSCI China A	iShares Neuroscience and Healthcare ETF	iShares Self-Driving EV and Tech ETF
Gross income from securities lending activities	$1,629,574	N/A	$41,026	$1,909,023
Fees and/or compensation for securities lending activities and related services
Securities lending income paid to BTC for services as securities lending agent	123,344	N/A	4,295	183,039
Cash collateral management expenses not included in securities lending income paid to BTC	11,623	N/A	209	10,721
Administrative fees not included in securities lending income paid to BTC	0	N/A	0	0
Indemnification fees not included in securities lending income paid to BTC	0	N/A	0	0
Rebates (paid to borrowers)	931,644	N/A	18,210	880,013
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Fund	iShares MSCI All Country Asia ex Japan ETF	iShares MSCI China A	iShares Neuroscience and Healthcare ETF	iShares Self-Driving EV and Tech ETF
Other fees not included in securities lending income paid to BTC	0	N/A	0	0
Aggregate fees/compensation for securities lending activities	$1,066,611	N/A	$22,714	$1,073,773
Net income from securities lending activities	$562,963	N/A	$18,312	$835,250
Payments by BFA and its Affiliates.  BFA and/or its affiliates (“BFA Entities”) pay certain broker-dealers, registered investment advisers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Fund and other funds or products sponsored and/or advised by BFA Entities (collectively for purposes of this section, the “Products”). BFA Entities make these payments from their own assets and not from the assets of the Fund. Although a portion of BFA Entities’ revenue comes directly or indirectly in part from fees paid by the Fund or other Products (including, if applicable, any underlying Products held by the Fund), these payments do not increase the price paid by investors for the purchase of shares of, or the cost of owning, the Fund or other Products. BFA Entities make payments for Intermediaries’ participation in activities that are designed to make registered representatives, other professionals and individual investors more knowledgeable about exchange-traded products, including the Fund and other Products, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems (“Education Costs”). BFA Entities also make payments to Intermediaries for certain printing, publishing and mailing costs or materials relating to the Fund or other Products (“Publishing Costs”). In addition, BFA Entities make payments to Intermediaries that make shares of the Fund or other Products available to their clients, in some cases at a waived or reduced commission rate or ticket charge, develop new products that feature iShares, create educational content about the Fund or other Products that is featured on an Intermediary’s platform, or otherwise promote the Fund or other Products. BFA Entities may also reimburse expenses or make payments from their own assets to Intermediaries or other persons in consideration of services or other activities that the BFA Entities believe may benefit the business of the BFA Entities or facilitate investment in the Fund or other Products. Payments of the type described above are sometimes referred to as revenue-sharing payments.
Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your salesperson or other investment professional may also be significant for your salesperson or other investment professional. Because an Intermediary may make decisions about which investment options it will recommend or make available to its clients, what services to provide for various products or what marketing content to make available to its clients based on payments it receives or is eligible to receive, such payments may create conflicts of interest between the Intermediary and its clients. These financial incentives may cause the Intermediary to recommend the Fund or other Products or otherwise promote the Fund or other Products over other investments. The same conflicts of interest and financial incentives exist with respect to your salesperson or other investment professional if he or she receives similar payments from his or her Intermediary firm.
In addition to the payments described above, BFA Entities have developed proprietary tools, calculators and related interactive or digital content that is made available through the www.blackrock.com website at no additional cost to Intermediaries. BlackRock may configure these tools and calculators and localize the content for Intermediaries as part of its customary digital marketing support and promotion of the Fund or other Products.
As of March 1, 2013, BFA Entities have contractual arrangements to make payments (in addition to payments for Education Costs or Publishing Costs) to one Intermediary, Fidelity Brokerage Services LLC (“FBS”). Effective June 4, 2016, this relationship was expanded to include National Financial Services, LLC (“NFS”), an affiliate of FBS. Pursuant to this special, long-term and significant arrangement (the “Marketing Program”), FBS, NFS and certain of their affiliates (collectively “Fidelity”) have agreed, among other things, to actively promote certain funds and Products to customers, investment professionals and other intermediaries and in advertising campaigns as the preferred exchange-traded product, to offer certain funds and Products in certain Fidelity platforms and investment programs, in some cases at a waived or reduced
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commission rate or ticket charge, and to provide marketing data to BFA Entities. BFA Entities have agreed to facilitate the Marketing Program by, among other things, making certain payments to FBS and NFS for marketing and implementing certain brokerage and investment programs. Upon termination of the arrangement, the BFA Entities will make additional payments to FBS and/or NFS based upon a number of criteria, including the overall success of the Marketing Program and the level of services provided by FBS and NFS during the wind-down period.
In addition, BFA Entities have entered into other contractual arrangements with Intermediaries and certain other third parties that the BFA Entities believe may benefit the business of the BFA Entities or facilitate investment in the Fund or certain Products. Such agreements can include payments by BFA Entities to such Intermediaries and third parties for data collection and provision, technology support, platform enhancement, or educational content, co-marketing and cross-promotional efforts. In certain cases, such payments to Intermediaries are subject to certain minimum payment levels or tiered payments. With respect to certain funds and Products, payments by the BFA Entities may take the form of, among other things, “due diligence” payments for an Intermediary’s review of such funds and Products; payment for providing employee training and information relating to such funds and Products; fees for access (in some cases on a preferential basis) to an Intermediary’s registered representatives, salespersons or other personnel, fees for maintaining an Intermediary’s investor platform, “shelf space” payments for making such funds and Products available on the Intermediary’s platform or fees for providing assistance in promoting the sale of such funds and Products. In such cases, the payments to Intermediaries may be tiered or based on a percentage of the value of the funds and Products held by customers of the applicable Intermediary and may also be subject to minimum payment levels. Payments made pursuant to such arrangements may vary in any year and may be different for different Intermediaries and third parties and may reflect different services provided. As of the date of this SAI, the Intermediaries and other third parties (or their respective affiliates) receiving one or more types of the contractual payments described above include (in addition to FBS and NFS): &Partners, Advisor Credit Exchange, AE Wealth Management, LLC, American Enterprise Investment Services, Inc., Avantax Investment Services, Inc., BNY Mellon Capital Markets, LLC, BNY Mellon Performance & Risk Analytics, LLC, Cetera Financial Group, Inc., Charles Schwab & Co., Inc., Clearstream Fund Centre AG, Commonwealth Equity Services, LLC, Dorsey Wright and Associates, LLC, Dynasty Financial Partners LLC, E*Trade Securities LLC, Envestnet Asset Management, Inc., iCapital Markets LLC, Interactive Brokers LLC, LPL Financial LLC, Merrill Lynch, Pierce, Fenner & Smith Incorporated, MML Investors Services, LLC, Morgan Stanley Smith Barney LLC, Northwestern Mutual Investment Services, LLC, Orion Portfolio Solutions, LLC, Pershing LLC, Raymond James Financial Services, Inc., Riskalyze, Inc., Sanctuary Wealth Group, LLC, UBS Financial Services Inc., Wells Fargo Clearing Services, LLC and Wells Fargo Advisors Financial Network, LLC. Any additions, modifications, or deletions to Intermediaries and other third parties listed above that have occurred since the date of this SAI are not included in the list.
Further, BFA Entities make Education Costs and Publishing Costs payments to other Intermediaries that are not listed in the immediately preceding paragraph. BFA Entities may determine to make such payments based on any number of metrics. For example, BFA Entities may make payments at year-end or other intervals in a fixed amount, an amount based upon an Intermediary’s services at defined levels or an amount based on the Intermediary’s net sales of one or more Products, including the Fund, in a year or other period, any of which arrangements may include an agreed-upon minimum or maximum payment, or any combination of the foregoing. Please contact your salesperson or other investment professional for more information regarding any such payments or financial incentives his or her Intermediary firm may receive. Any payments made, or financial incentives offered, by the BFA Entities to an Intermediary may create the incentive for the Intermediary to encourage customers to buy shares of the Fund or other Products.
The Fund may participate in certain market maker incentive programs of a national securities exchange in which an affiliate of the Fund would pay a fee to the exchange used for the purpose of incentivizing one or more market makers in the securities of the Fund to enhance the liquidity and quality of the secondary market of securities of the Fund. The fee would then be credited by the exchange to one or more market makers that meet or exceed liquidity and market quality standards with respect to the securities of the Fund. Each market maker incentive program is subject to approval from the SEC. Any such fee payments made to an exchange will be made by an affiliate of the Fund solely for the benefit of the Fund and will not be paid from any Fund assets. Other funds managed by BFA may also participate in such programs.
Determination of Net Asset Value
Valuation of Shares. The NAV for each Fund is generally calculated as of the close of regular trading hours on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each business day the NYSE is open. Valuation of assets held by a Fund is as follows:
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Equity Investments. Equity securities traded on a recognized securities exchange (e.g., NYSE), on separate trading boards of a securities exchange or through a market system that provides contemporaneous transaction pricing information (each an “Exchange”) are valued using information obtained via independent pricing services, generally at the Exchange closing price or, if an Exchange closing price is not available, the last traded price on that Exchange prior to the time as of which the assets or liabilities are valued. However, under certain circumstances, other means of determining current market value may be used. If an equity security is traded on more than one Exchange, the current market value of the security where it is primarily traded generally will be used. In the event that there are no sales involving an equity security held by a Fund on a day on which a Fund values such security, the prior day’s price will be used, unless BFA determines that such prior day’s price no longer reflects the fair value of the security, in which case such asset would be treated as a Fair Value Asset (as defined below).
Options, Futures, Swaps and Other Derivatives. Exchange-traded equity options (except ETF options, equity index options or those that are customized) for which market quotations are readily available are valued at the mean of the last bid and ask prices as quoted on the Exchange or the board of trade on which such options are traded. In the event that there is no mean price available for such exchange traded equity option held by a Fund on a day on which a Fund values such option, the last bid (long positions) or ask (short positions) price, if available, will be used as the value of such option. If no bid or ask price is available on a day on which a Fund values such option, the prior day’s price will be used, unless BFA determines that such prior day’s price no longer reflects the fair value of the option, in which case such option will be treated as a Fair Value Asset. Customized exchange-traded equity options, ETF options, equity index options and OTC derivatives, may be valued using a mathematical model which may incorporate a number of market data factors. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price or settle price as of the close of such exchanges. Swap agreements and other derivatives are generally valued daily based upon quotations from market makers or by a pricing service in accordance with the Valuation Procedures.
Underlying Funds. Shares of underlying open-end funds (including money market funds) are valued at NAV. Shares of underlying exchange-traded closed-end funds or other ETFs will be valued at their most recent closing price.
General Valuation Information. Prices obtained from independent third-party pricing services, broker-dealers or market makers to value a Fund’s securities and other assets and liabilities are based on information available at the time a Fund values its assets and liabilities. In the event that a pricing service quotation is revised or updated subsequent to the day on which a Fund valued such security, the revised pricing service quotation generally will be applied prospectively. Such determination will be made considering pertinent facts and circumstances surrounding the revision.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for assets that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investment may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
All cash, receivables and current payables are carried on a Fund’s books at their fair value.
In the event that application of the methods of valuation discussed above result in a price for a security which is deemed not to be representative of the fair market value of such security, the security will be valued by, under the direction of or in accordance with a method approved by BFA, each Fund’s valuation designee, as reflecting fair value. All other assets and liabilities (including securities for which market quotations are not readily available) held by a Fund (including restricted securities) are valued at fair value as determined in good faith by BFA pursuant to the Valuation Procedures. Any assets and liabilities which are denominated in a foreign currency are translated into U.S. dollars at the prevailing market rates.
Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used in the Underlying Index, which, in turn, could result in a difference between a Fund’s performance and the performance of the Underlying Index.
Fair Value. When market quotations are not readily available or are believed by BFA to be unreliable, a Fund’s investments are valued at fair value (“Fair Value Assets”). Fair Value Assets are valued by BFA in accordance with the Valuation Procedures. Pursuant to Rule 2a-5 under the Investment Company Act, the Board of Trustees has designated BFA as the valuation designee for the respective Funds for which it serves as investment adviser. BFA may reasonably conclude that a market
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quotation is not readily available or is unreliable if, among other things, a security or other asset or liability does not have a price source due to its complete lack of trading, if BFA believes a market quotation from a broker-dealer or other source is unreliable (e.g., where it varies significantly from a recent trade, or no longer reflects the fair value of the security or other asset or liability subsequent to the most recent market quotation), or where the security or other asset or liability is only thinly traded or due to the occurrence of a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if BFA determines, in its reasonable business judgment, that an event has occurred after the close of trading for an asset or liability but prior to or at the time of pricing a Fund’s assets or liabilities, is likely to cause a material change to the last exchange closing price or closing market price of one or more assets held by, or liabilities of, a Fund. On any day the NYSE is open and a foreign market or the primary exchange on which a foreign asset or liability is traded is closed, such asset or liability will be valued using the prior day’s price, provided that BFA is not aware of any significant event or other information that would cause such price to no longer reflect the fair value of the asset or liability, in which case such asset or liability would be treated as a Fair Value Asset.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
BFA’s Rule 2a-5 Committee is responsible for reviewing and approving methodologies by investment type and significant inputs used in the fair valuation of Fund assets or liabilities. In addition, a Fund’s accounting agent assists BFA by periodically endeavoring to confirm the prices it receives from all third-party pricing services, index providers and broker-dealers. BFA regularly evaluates the values assigned to the securities and other assets and liabilities of a Fund.
When determining the price for a Fair Value Asset, BFA will seek to determine the price that a Fund might reasonably expect to receive from the current sale of that asset or liability in an arm’s-length transaction on the date on which the asset or liability is being valued, and does not seek to determine the price a Fund might reasonably expect to receive for selling an asset or liability at a later time or if it holds the asset or liability to maturity. Fair value determinations will be based upon all available factors that BFA deems relevant at the time of the determination, and may be based on analytical values determined by BFA using proprietary or third-party valuation models.
Fair value represents a good faith approximation of the value of an asset or liability. When determining the fair value of an investment, one or more fair value methodologies may be used (depending on certain factors, including the asset type). For example, the investment may be initially priced based on the original cost of the investment or, alternatively, using proprietary or third-party models that may rely upon one or more unobservable inputs. Prices of actual, executed or historical transactions in the relevant investment (or comparable instruments) or, where appropriate, an appraisal by a third-party experienced in the valuation of similar instruments, may also be used as a basis for establishing the fair value of an investment.
The fair value of one or more assets or liabilities may not, in retrospect, be the price at which those assets or liabilities could have been sold during the period in which the particular fair values were used in determining a Fund’s NAV. As a result, a Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.
Each Fund’s annual audited financial statements, which are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”), follow the requirements for valuation set forth in Financial Accounting Standards Board Accounting Standards Codification Topic 820, “Fair Value Measurements and Disclosures” (“ASC 820”), which defines and establishes a framework for measuring fair value under US GAAP and expands financial statement disclosure requirements relating to fair value measurements.
Generally, ASC 820 and other accounting rules applicable to funds and various assets in which they invest are evolving. Such changes may adversely affect a Fund. For example, the evolution of rules governing the determination of the fair market value of assets or liabilities, to the extent such rules become more stringent, would tend to increase the cost and/or reduce the availability of third-party determinations of fair market value. This may in turn increase the costs associated with selling assets or affect their liquidity due to a Fund’s inability to obtain a third-party determination of fair market value.
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Brokerage Transactions
Subject to policies established by the Board, BFA is primarily responsible for the execution of a Fund’s portfolio transactions and the allocation of brokerage. BFA does not execute transactions through any particular broker or dealer, but seeks to obtain the best net results for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution, operational facilities of the firm and the firm’s risk and skill in positioning blocks of securities. While BFA generally seeks reasonable trade execution costs, a Fund does not necessarily pay the lowest spread or commission available, and payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions. Subject to applicable legal requirements, BFA may select a broker based partly upon brokerage or research services provided to BFA and its clients, including a Fund. In return for such services, BFA may cause a Fund to pay a higher commission than other brokers would charge if BFA determines in good faith that the commission is reasonable in relation to the services provided.
In selecting brokers or dealers to execute portfolio transactions, BFA seeks to obtain the best price and most favorable execution for a Fund and may take into account a variety of factors including: (i) the size, nature and character of the security or instrument being traded and the markets in which it is purchased or sold; (ii) the desired timing of the transaction; (iii) BFA’s knowledge of the expected commission rates and spreads currently available; (iv) the activity existing and expected in the market for the particular security or instrument, including any anticipated execution difficulties; (v) the full range of brokerage services provided; (vi) the broker’s or dealer’s capital; (vii) the quality of research and research services provided; (viii) the reasonableness of the commission, dealer spread or its equivalent for the specific transaction; and (ix) BFA’s knowledge of any actual or apparent operational problems of a broker or dealer. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, thinly traded securities, or other circumstances.
Section 28(e) of the 1934 Act (“Section 28(e)”) permits a U.S. investment adviser, under certain circumstances, to cause an account to pay a broker or dealer a commission for effecting a transaction in securities that exceeds the amount another broker or dealer would have charged for effecting the same transaction in recognition of the value of brokerage and research services provided by that broker or dealer. This includes commissions paid on riskless principal transactions in securities under certain conditions.
From time to time, a Fund may purchase new issues of securities in a fixed price offering. In these situations, the broker may be a member of the selling group that will, in addition to selling securities, provide BFA with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the broker will provide research “credits” in these situations at a rate that is higher than that available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).
The Funds anticipate that brokerage transactions involving foreign equity securities generally will be conducted primarily on the principal stock exchanges of the applicable country. Foreign equity securities may be held by the Funds in the form of depositary receipts, or other securities convertible into foreign equity securities. Depositary receipts may be listed on stock exchanges, or traded in OTC markets in the U.S. or Europe, as the case may be. ADRs, like other securities traded in the U.S., will be subject to negotiated commission rates.
OTC issues, including most fixed-income securities such as corporate debt and U.S. Government securities, are normally traded on a “net” basis without a stated commission, through dealers acting for their own account and not as brokers. The Funds will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer with respect to both foreign and domestic securities will generally include a “spread,” which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer’s normal profit.
Under the 1940 Act, persons affiliated with a Fund and persons who are affiliated with such affiliated persons are prohibited from dealing with the Fund as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC. Since transactions in the OTC market usually involve transactions with the dealers acting as principal for their own accounts, the Funds will not deal with affiliated persons and affiliated persons of such affiliated persons in connection with such transactions. The Funds will not purchase securities during the existence of any
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underwriting or selling group relating to such securities of which BFA, BRIL or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Board in accordance with Rule 10f-3 under the 1940 Act.
Purchases of money market instruments by the Funds are made from dealers, underwriters and issuers. The Funds do not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer.
BFA may, from time to time, effect trades on behalf of and for the account of the Funds with brokers or dealers that are affiliated with BFA, in conformity with Rule 17e-1 under the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions.
Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid.
Investment decisions for the Funds and for other investment accounts managed by BFA and the other Affiliates are made independently of each other in light of differing conditions. A variety of factors will be considered in making investment allocations. These factors include: (i) investment objectives or strategies for particular accounts, including sector, industry, country or region and capitalization weightings; (ii) tax considerations of an account; (iii) risk or investment concentration parameters for an account; (iv) supply or demand for a security at a given price level; (v) size of available investment; (vi) cash availability and liquidity requirements for accounts; (vii) regulatory restrictions; (viii) minimum investment size of an account; (ix) relative size of account; and (x) such other factors as may be approved by BlackRock’s general counsel. Moreover, investments may not be allocated to one client account over another based on any of the following considerations: (i) to favor one client account at the expense of another; (ii) to generate higher fees paid by one client account over another or to produce greater performance compensation to BlackRock; (iii) to develop or enhance a relationship with a client or prospective client; (iv) to compensate a client for past services or benefits rendered to BlackRock or to induce future services or benefits to be rendered to BlackRock; or (v) to manage or equalize investment performance among different client accounts. BFA and the other Affiliates may deal, trade and invest for their own respective accounts in the types of securities in which the Funds may invest.
Initial public offerings (“IPOs”) of securities may be over-subscribed and subsequently trade at a premium in the secondary market. When BFA is given an opportunity to invest in such an initial offering or “new” or “hot” issue, the supply of securities available for client accounts is often less than the amount of securities the accounts would otherwise take. In order to allocate these investments fairly and equitably among client accounts over time, each portfolio manager or a member of his or her respective investment team will indicate to BFA’s trading desk their level of interest in a particular offering with respect to eligible clients’ accounts for which that team is responsible. IPOs of U.S. equity securities will be identified as eligible for particular client accounts that are managed by portfolio teams who have indicated interest in the offering based on market capitalization of the issuer of the security and the investment mandate of the client account and in the case of international equity securities, the country where the offering is taking place and the investment mandate of the client account. Generally, shares received during the IPO will be allocated among participating client accounts within each investment mandate on a pro rata basis. This pro rata allocation may result in a Fund receiving less of a particular security than if pro-rating had not occurred. All allocations of securities will be subject, where relevant, to share minimums established for accounts and compliance constraints. In situations where supply is too limited to be allocated among all accounts for which the investment is eligible, portfolio managers may rotate such investment opportunities among one or more accounts so long as the rotation system provides for fair access for all client accounts over time. Other allocation methodologies that are considered by BFA to be fair and equitable to clients may be used as well.
Because different accounts may have differing investment objectives and policies, BFA may buy and sell the same securities at the same time for different clients based on the particular investment objective, guidelines and strategies of those accounts. For example, BFA may decide that it may be entirely appropriate for a growth fund to sell a security at the same time a value fund is buying that security. To the extent that transactions on behalf of more than one client of BFA or the other Affiliates during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. For example, sales of a security by BlackRock on behalf of one or more of its clients
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may decrease the market price of such security, adversely impacting other BlackRock clients that still hold the security. If purchases or sales of securities arise for consideration at or about the same time that would involve the Funds or other clients or funds for which BFA or another Affiliate act as investment manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all.
In certain instances, BFA may find it efficient for purposes of seeking to obtain best execution, to aggregate or “bunch” certain contemporaneous purchases or sale orders of its advisory accounts and advisory accounts of affiliates. In general, all contemporaneous trades for client accounts under management by the same portfolio manager or investment team will be bunched in a single order if the trader believes the bunched trade would provide each client with an opportunity to achieve a more favorable execution at a potentially lower execution cost. The costs associated with a bunched order will be shared pro rata among the clients in the bunched order. Generally, if an order for a particular portfolio manager or management team is filled at several different prices through multiple trades, all accounts participating in the order will receive the average price (except in the case of certain international markets where average pricing is not permitted). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Funds are concerned, in other cases it could be beneficial to the Funds. Transactions effected by BFA or the other Affiliates on behalf of more than one of its clients during the same period may increase the demand for securities being purchased or the supply of securities being sold, causing an adverse effect on price. The trader will give the bunched order to the broker-dealer that the trader has identified as being able to provide the best execution of the order. Orders for purchase or sale of securities will be placed within a reasonable amount of time of the order receipt and bunched orders will be kept bunched only long enough to execute the order.
The table below sets forth the brokerage commissions paid by each Fund for the fiscal years noted. Any differences in brokerage commissions paid by a Fund from year to year are principally due to increases or decreases in that Fund’s assets over those periods or the magnitude of changes to the components of a Fund's Underlying Index:

Fund	Brokerage Commissions Paid During Fiscal Year Ended July 31, 2025	Brokerage Commissions Paid During Fiscal Year Ended July 31, 2024	Brokerage Commissions Paid During Fiscal Year Ended July 31, 2023
iShares Breakthrough Environmental Solutions ETF	$1,131	$1,353	$372
iShares Core MSCI EAFE ETF	2,183,123	1,783,574	1,695,434
iShares Core MSCI International Developed Markets ETF	329,872	229,142	173,788
iShares Core MSCI Total International Stock ETF	1,208,936	1,220,590	1,000,994
iShares Cybersecurity and Tech ETF	82,724	56,123	74,985
iShares Energy Storage & Materials ETF	1,061	3,174	N/A
iShares Future Exponential Technologies ETF	497,466	798,447	605,176
iShares Genomics Immunology and Healthcare ETF	67,623	71,551	132,747
iShares Global Equity Factor ETF	12,252	12,497	36,904
iShares Low Carbon Optimized MSCI ACWI ETF	64,303	72,481	60,236
iShares MSCI ACWI ETF	277,326	400,878	467,580
iShares MSCI ACWI ex U.S. ETF	310,902	172,086	180,347
iShares MSCI All Country Asia ex Japan ETF	231,485	338,142	430,627
iShares MSCI China A ETF	238,561	234,577	270,081
iShares Neuroscience and Healthcare ETF	1,463	1,545	2,348
iShares Self-Driving EV and Tech ETF	80,111	114,330	287,906
None of the Funds paid any brokerage commissions to BRIL, an affiliate of BFA, or to any other broker-dealer that is part of the BlackRock group of companies, during the fiscal year ended July 31, 2025.
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The following table sets forth the names of the Funds’ “regular” broker-dealers, as defined under Rule 10b-1 of the 1940 Act, which derive more than 15% of their gross revenues from securities-related activities and in which the Funds invest, together with the market value of each investment as of the fiscal year ended July 31, 2025:

Fund	Issuer	Market Value of Investment
iShares Core MSCI EAFE ETF	UBS Group AG	$795,203,581
	Barclays PLC	457,831,204
	Macquarie Group Ltd.	326,329,918
	Societe Generale SA	300,084,930
	Nomura Holdings Inc.	129,095,603

iShares Core MSCI International Developed Markets ETF	Royal Bank of Canada	$147,807,954
	UBS Group AG	99,324,192
	BNP Paribas SA	75,110,254
	Barclays PLC	58,151,168
	Nomura Holdings Inc.	16,591,051

iShares Core MSCI Total International Stock ETF	UBS Group AG	$159,920,737
	Macquarie Group LTD	65,094,096
	Societe Generale SA	61,065,816
	CITIC Securities Co. Ltd.	12,124,103

iShares Global Equity Factor ETF	JPMorgan Chase & Co.	$1,515,268
	UBS Group AG	554,561
	Bank of America Corp.	291,372
	HSBC Holdings PLC	237,873
	Goldman Sachs Group Inc. (The)	200,434
	Macquarie Group Ltd.	151,365
	Barclays PLC	138,096
	Royal Bank of Canada	21,556

iShares MSCI ACWI ETF	JPMorgan Chase & Co.	$214,087,612
	Bank of America Corp.	88,375,756
	Goldman Sachs Group Inc. (The)	58,740,313
	HSBC Holdings PLC	56,480,594
	Royal Bank of Canada	46,946,004
	Citigroup, Inc.	45,428,477
	Morgan Stanley	44,827,461
	UBS Group AG	31,825,844
	Bank of Montreal	20,752,532
	Barclays PLC	19,250,721
	Societe Generale SA	11,775,785

iShares MSCI ACWI ex U.S. ETF	Royal Bank of Canada	$38,698,580
	UBS Group AG	26,054,719
	Bank of Montreal	16,903,976
	Barclays PLC	15,104,010
	Macquarie Group LTD	10,768,625
	CITIC Securities Co. Ltd.	1,977,540
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Fund	Issuer	Market Value of Investment

iShares MSCI ACWI Low Carbon Target ETF	JPMorgan Chase & Co.	$10,427,352
	Bank of America Corp.	4,292,494
	Goldman Sachs Group Inc. (The)	3,371,206
	Citigroup, Inc.	2,828,803
	HSBC Holdings PLC	2,827,911
	UBS Group AG	2,174,020
	BNP Paribas SA	2,063,910
	Morgan Stanley	1,908,679
	Barclays PLC	1,328,158

iShares MSCI All Country Asia ex Japan ETF	CITIC Securities Co. Ltd.	$3,108,465

iShares MSCI China A ETF	CITIC Securities Co. Ltd.	$1,711,032
The Funds' purchase and sale orders for securities may be combined with those of other investment companies, clients or accounts that BlackRock manages or advises. If purchases or sales of portfolio securities of the Funds and one or more other accounts managed or advised by BlackRock are considered at or about the same time, transactions in such securities are allocated among the Funds and the other accounts in a manner deemed equitable to all by BlackRock. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower transaction costs will be beneficial to the Funds. BlackRock may deal, trade and invest for its own account in the types of securities in which the Funds may invest. BlackRock may, from time to time, effect trades on behalf of and for the account of the Funds with brokers or dealers that are affiliated with BFA, in conformity with the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions. The Funds will not deal with affiliates in principal transactions unless permitted by applicable SEC rules or regulations, or by SEC exemptive order.
Portfolio turnover may vary from year to year, as well as within a year. High turnover rates may result in comparatively greater brokerage expenses. The table below sets forth the portfolio turnover rates of each Fund for the fiscal years noted:

Fund	Fiscal Year ended July 31, 2025	Fiscal Year ended July 31, 2024
iShares Breakthrough Environmental Solutions ETF	61%	68%
iShares Core MSCI EAFE ETF	3%	2%
iShares Core MSCI International Developed Markets ETF	3%	3%
iShares Core MSCI Total International Stock ETF	3%	3%
iShares Cybersecurity and Tech ETF	25%	27%
iShares Energy Storage & Materials ETF	23%	40%[1,2]
iShares Future Exponential Technologies ETF	43%	45%
iShares Genomics Immunology and Healthcare ETF	49%	51%
iShares Global Equity Factor ETF	25%	24%
iShares Low Carbon Optimized MSCI ACWI ETF	21%	24%
iShares MSCI ACWI ETF	3%	4%
iShares MSCI ACWI ex U.S. ETF	5%	6%
iShares MSCI All Country Asia ex Japan ETF	10%	11%
iShares MSCI China A ETF	48%	73%
iShares Neuroscience and Healthcare ETF	52%	47%
iShares Self-Driving EV and Tech ETF	51%	38%

1 The inception date for the iShares Energy Storage & Materials ETF was March 19, 2024.
2 The portfolio turnover for the iShares Energy Storage & Materials ETF relates to the period of March 19, 2024 to July 31, 2024 and is not annualized.
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Creation or redemption transactions, to the extent consisting of cash, may require a Fund to contemporaneously transact with broker-dealers for purchases of Deposit Securities (as defined below under Fund Deposit) or sales of Fund Securities (as defined below under Redemption of Creation Units), as applicable. Such transactions with a particular broker-dealer may be conditioned upon the broker-dealer's agreement to transact at guaranteed price levels in order to reduce transaction costs the Funds would otherwise incur as a consequence of settling creation or redemption baskets in cash rather than in-kind.
Following a Fund's receipt of an order to purchase or redeem creation or redemption baskets, to the extent such purchases or redemptions consist of a cash portion, the Funds will enter an order with a broker or dealer to purchase or sell the Deposit Securities or Fund Securities, as applicable. The terms of such order may, depending on the timing of the transaction and certain other factors, require the broker or dealer to guarantee that the Funds will achieve execution of their order at a price at least as favorable to the Funds as the Funds' valuation of the Deposit Securities/Fund Securities used for purposes of calculating the NAV applied to the creation or redemption transaction giving rise to the order (the “Execution Performance Guarantee”). Such orders may be placed with the purchasing or redeeming Authorized Participant (or a broker-dealer affiliated with the Authorized Participant or a third-party broker-dealer engaged through the Authorized Participant) in its capacity as a broker-dealer. The amount payable to the Funds in respect of any Execution Performance Guarantee will depend on the results achieved by the executing firm and will vary depending on market activity, timing and a variety of other factors. The Execution Performance Guarantee will apply for any orders executed by the Authorized Participant (or an affiliated or unaffiliated broker-dealer), even if the trades have not settled before the redemption transaction settles.
To ensure that an Execution Performance Guarantee will be honored on orders arising from creation transactions executed by an Authorized Participant (or an affiliated or unaffiliated broker-dealer), an Authorized Participant is required to deposit an amount with the Funds (the “Execution Performance Deposit”). If the broker-dealer executing the order achieves executions in market transactions at a price more favorable than the Funds' valuation of the Deposit Securities, then the Authorized Participant generally may retain the benefit of the favorable executions, and the Fund will return to the Authorized Participant the Execution Performance Deposit. If, however, the broker-dealer executing the order is unable to achieve executions in market transactions at a price at least equal to the Funds' valuation of the securities, the Funds retain the portion of the Execution Performance Deposit equal to the full amount of the execution shortfall (including any taxes, brokerage commissions or other costs) and may require the Authorized Participant to deposit any additional amount required to cover the full amount of the actual Execution Performance Guarantee.
To ensure that an Execution Performance Guarantee will be honored for brokerage orders arising from redemption transactions executed by an Authorized Participant (or an affiliated or unaffiliated broker-dealer) as broker-dealer, an Authorized Participant agrees to pay the shortfall amount (the “Execution Performance Offset”). If the broker-dealer executing the order achieves executions in market transactions at a price more favorable than the Funds' valuation of the Fund Securities, then the Authorized Participant generally may retain the benefit of the favorable executions and the Authorized Participant is not called upon to honor the Execution Performance Offset. If, however, the broker-dealer is unable to achieve executions in market transactions at a price at least equal to the Funds' valuation of the securities, the Funds will be entitled to the portion of the Execution Performance Offset equal to the full amount of the execution shortfall (including any taxes, brokerage commissions or other costs).
The circumstances under which the Execution Performance Guarantee will be used and the expected amount of any Execution Performance Deposit or Execution Performance Offset for the Funds will be disclosed in the procedures handbook for Authorized Participants and may change from time to time based on the actual experience of the Funds.
Additional Information Concerning the Trust
Shares.  The Trust issues shares of beneficial interests in the funds with no par value. The Board may designate additional iShares funds.
Each share issued by a fund has a pro rata interest in the assets of that fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant fund, and in the net distributable assets of such fund on liquidation.
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Each share has one vote with respect to matters upon which the shareholder is entitled to vote. In any matter submitted to shareholders for a vote, each fund shall hold a separate vote, provided that shareholders of all affected funds will vote together when: (i) required by the 1940 Act, or (ii) the Trustees determine that the matter affects the interests of more than one fund.
Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the fund) have noncumulative voting rights in the election of members of the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.
Following the creation of the initial Creation Unit(s) of shares of a fund and immediately prior to the commencement of trading in such fund’s shares, a holder of shares may be a “control person” of the fund, as defined in Rule 0-1 under the 1940 Act. A fund cannot predict the length of time for which one or more shareholders may remain a control person of the fund.
Shareholders may make inquiries by writing to iShares Trust, c/o BlackRock Investments, LLC, 1 University Square Drive, Princeton, NJ 08540.
Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC’s rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC or its staff, officers and trustees of a fund and beneficial owners of 10% of the shares of a fund (“Insiders”) may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the 1934 Act and the SEC’s rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act and existing guidance provided by the SEC staff.
In accordance with the Trust's current Agreement and Declaration of Trust (the “Declaration of Trust”), the Board may, without shareholder approval (unless such shareholder approval is required by the Declaration of Trust or applicable law, including the 1940 Act), authorize certain funds to merge, reorganize, consolidate, sell all or substantially all of their assets, or take other similar actions with, to or into another fund.  The Trust or a fund may be terminated by a majority vote of the Board, subject to the affirmative vote of a majority of the shareholders of the Trust or such fund entitled to vote on termination; however, in certain circumstances described in the Declaration of Trust, only a majority vote of the Board is required. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Declaration of Trust provides that the Board will have the unrestricted power to alter the number of shares in a Creation Unit. Therefore, in the event of a termination of the Trust or a fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Units or to be individually redeemable. In such circumstance, the Trust or a fund may make redemptions in-kind, for cash or for a combination of cash or securities. Further, in the event of a termination of the Trust or a fund, the Trust or a fund might elect to pay cash redemptions to all shareholders, with an in-kind election for shareholders owning in excess of a certain stated minimum amount.
DTC as Securities Depository for Shares of the Funds.  Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.
DTC was created in 1973 to enable electronic movement of securities between its participants (“DTC Participants”), and NSCC was established in 1976 to provide a single settlement system for securities clearing and to serve as central counterparty for securities trades among DTC Participants. In 1999, DTC and NSCC were consolidated within The Depository Trust & Clearing Corporation (“DTCC”) and became wholly-owned subsidiaries of DTCC. The common stock of DTCC is owned by the DTC Participants, but NYSE and FINRA, through subsidiaries, hold preferred shares in DTCC that provide them with the right to elect one member each to the DTCC board of directors. Access to the DTC system is available to entities, such as banks, brokers, dealers and trust companies, that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).
Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. The laws of some jurisdictions may require that certain
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purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in shares of the Fund.
Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.
The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.
Distribution of Shares.  In connection with each Fund's launch, each Fund was seeded through the sale of one or more Creation Units by each Fund to one or more initial investors. Initial investors participating in the seeding may be Authorized Participants, a lead market maker or other third party investor or an affiliate of each Fund or each Fund’s adviser. Each such initial investor may sell some or all of the shares underlying the Creation Unit(s) held by them pursuant to the registration statement for each Fund (each, a “Selling Shareholder”), which shares have been registered to permit the resale from time to time after purchase. Each Fund will not receive any of the proceeds from the resale by the Selling Shareholders of these shares.
Selling Shareholders may sell shares owned by them directly or through broker-dealers, in accordance with applicable law, on any national securities exchange on which the shares may be listed or quoted at the time of sale, through trading systems, in the OTC market or in transactions other than on these exchanges or systems at fixed prices, at prevailing market prices at the time of the sale, at varying prices determined at the time of sale, or at negotiated prices. These sales may be effected through brokerage transactions, privately negotiated trades, block sales, entry into options or other derivatives transactions or through any other means authorized by applicable law. Selling Shareholders may redeem the shares held in Creation Unit size by them through an Authorized Participant.
Any Selling Shareholder and any broker-dealer or agents participating in the distribution of shares may be deemed to be “underwriters” within the meaning of Section 2(a)(11) of the 1933 Act, in connection with such sales.
Any Selling Shareholder and any other person participating in such distribution will be subject to applicable provisions of the 1934 Act and the rules and regulations thereunder.
Creation and Redemption of Creation Units
General.  The Trust issues and sells shares of each Fund only in Creation Units on a continuous basis through the Distributor or its agent, without a sales load, at a price based on each Fund's NAV next determined after receipt, on any Business Day (as defined below), of an order received by the Distributor or its agent in proper form. On days when the applicable Listing
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Exchange closes earlier than normal, a Fund may require orders to be placed earlier in the day. The following table sets forth the number of shares of a Fund that constitute a Creation Unit for such Fund and the approximate value of such Creation Unit as of July 31, 2025:

Fund	Shares Per Creation Unit	Approximate Value Per Creation Unit (U.S.$)
iShares Breakthrough Environmental Solutions ETF	40,000	$842,051.76
iShares Core MSCI EAFE ETF	200,000	$16,296,803.00
iShares Core MSCI International Developed Markets ETF	150,000	$11,180,451.30
iShares Core MSCI Total International Stock ETF	100,000	$7,647,316.70
iShares Cybersecurity and Tech ETF	50,000	$2,546,767.85
iShares Energy Storage & Materials ETF	40,000	$940,592.88
iShares Future Exponential Technologies ETF	50,000	$3,298,532.35
iShares Genomics Immunology and Healthcare ETF	50,000	$1,059,259.15
iShares Global Equity Factor ETF	50,000	$2,438,205.25
iShares Low Carbon Optimized MSCI ACWI ETF	50,000	$10,675,654.55
iShares MSCI ACWI ETF	200,000	$25,985,980.80
iShares MSCI ACWI ex U.S. ETF	200,000	$12,050,721.80
iShares MSCI All Country Asia ex Japan ETF	200,000	$16,789,663.60
iShares MSCI China A ETF	50,000	$1,489,417.60
iShares Neuroscience and Healthcare ETF	50,000	$1,166,268.00
iShares Self-Driving EV and Tech ETF	100,000	$3,272,807.20
In its discretion, the Trust reserves the right to increase or decrease the number of a Fund’s shares that constitute a Creation Unit. The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of any Fund, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.
A “Business Day” with respect to each Fund is any day the Fund is open for business, including any day when it satisfies redemption requests as required by Section 22(e) of the 1940 Act. Each Fund is open for business any day on which the Listing Exchange on which the Fund is listed for trading is open for business. As of the date of this SAI, each Listing Exchange observes the following holidays, as observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Fund Deposit.  The consideration for purchase of Creation Units of each Fund (except for the iShares MSCI China A ETF, which is generally offered in Creation Units solely for cash), generally consists of Deposit Securities and the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which, when combined with a Fund's portfolio securities, is designed to generate performance that has a collective investment profile similar to that of the Underlying Index. The Fund Deposit represents the minimum initial and subsequent investment amount for a Creation Unit of any Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, to purchases of Creation Units of shares of the Fund until such time as the next-announced Fund Deposit is made available.
The “Cash Component” is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the “Deposit Amount,” which is an amount equal to the market value of the Deposit Securities, and serves to compensate for any differences between the NAV per Creation Unit and the Deposit Amount. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities are the sole responsibility of the Authorized Participant purchasing a Creation Unit. Each Fund (except for the iShares MSCI China A ETF) generally offers Creation Units partially for cash, but may, in certain circumstances, offer Creation Units solely for cash or solely in-kind.
The iShares MSCI China A ETF’s current policy is to accept cash (which may include the currency in which the underlying securities are denominated) in substitution for the Deposit Securities it might otherwise accept as in-kind consideration for the purchase of Creation Units. The Fund may, at times, elect to receive Deposit Securities (i.e., the in-kind deposit of a designated portfolio of securities) and a Cash Component as consideration for the purchase of Creation Units. If the Fund
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elects to accept Deposit Securities, a purchaser’s delivery of the Deposit Securities together with the Cash Component will constitute the “Fund Deposit,” which will represent the consideration for a Creation Unit of the Fund. Please see the Cash Purchase Method section below and the following discussion summarizing the Deposit Security method for further information on purchasing Creation Units of the Funds.
The identity and number of shares of the Deposit Securities change pursuant to changes in the composition of a Fund's portfolio and as rebalancing adjustments and corporate action events are reflected from time to time by BFA with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities constituting the relevant Underlying Index.
The Fund Deposit may also be modified to minimize the Cash Component by redistributing the cash to the Deposit Securities portion of the Fund Deposit through “systematic rounding.” The rounding methodology “rounds up” position sizes of securities in the Deposit Securities (which in turn reduces the cash portion). However, the methodology limits the maximum allowed percentage change in weight and share quantity of any given security in the Fund Deposit.
Fund Deposits may also be modified to position a fund towards a forward index rebalance to reflect revisions that account for index additions, deletions, and re-weights.
The Trust may, in its sole discretion, substitute a “cash in lieu” amount to be added to the Cash Component to replace any Deposit Security in certain circumstances, including: (i) when instruments are not available in sufficient quantity for delivery; (ii) when instruments are not eligible for transfer through DTC or the clearing process (as discussed below); (iii) when instruments that the Authorized Participant (or an investor on whose behalf the Authorized Participant is acting) are not able to be traded due to a trading restriction; (iv) when delivery of the Deposit Security by the Authorized Participant (or by an investor on whose behalf the Authorized Participant is acting) would be restricted under applicable securities or other local laws; (v) in connection with distribution payments to be made by a Fund; or (vi) in certain other situations.
Cash Purchase Method.  Although the Trust does not generally permit partial or full cash purchases of Creation Units of its funds, when partial or full cash purchases of Creation Units are available or specified (Creation Units of the iShares MSCI China A ETF are generally offered solely for cash, while Creation Units of all other Funds in this SAI are generally offered partially for cash), they will be effected in essentially the same manner as in-kind purchases thereof. In the case of a partial or full cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser. The Authorized Participant will also be required to pay certain transaction fees and charges for cash purchases, as described below, and, if transacting as broker with each Fund, may be required to cover certain brokerage, tax, foreign exchange, execution and price movement costs through an Execution Performance Guarantee, as described in the Brokerage Transactions section of this SAI.
Procedures for Creation of Creation Units.  To be eligible to place orders with the Distributor and to create a Creation Unit of the Funds, an entity must be: (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC, or (ii) a DTC Participant, and must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Units (“Authorized Participant Agreement”) (discussed below). A member or participant of a clearing agency registered with the SEC which has a written agreement with the Funds or one of their service providers that allows such member or participant to place orders for the purchase and redemption of Creation Units is referred to as an “Authorized Participant.” All shares of the Funds, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.
Role of the Authorized Participant.  Creation Units may be purchased only by or through a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Funds or one of their service providers that allows such member or participant to place orders for the purchase and redemption of Creation Units (an “Authorized Participant”). Such Authorized Participant will agree, pursuant to the terms of such Authorized Participant Agreement and on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that such Authorized Participant will make available in advance of each purchase of shares an amount of cash sufficient to pay the Cash Component, once the NAV of a Creation Unit is next determined after receipt of the purchase order in proper form, together with the transaction fees described below. An Authorized Participant, acting on behalf of an investor, may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Cash Component. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors
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should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement and that orders to purchase Creation Units may have to be placed by the investor's broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Trust does not expect to enter into an Authorized Participant Agreement with more than a small number of DTC Participants. A list of current Authorized Participants may be obtained from the Distributor. The Distributor has adopted guidelines regarding Authorized Participants’ transactions in Creation Units that are made available to all Authorized Participants. These guidelines set forth the processes and standards for Authorized Participants to transact with the Distributor and its agents in connection with creation and redemption transactions. In addition, the Distributor may be appointed as the proxy of the Authorized Participant and may be granted a power of attorney under its Authorized Participant Agreement.
Purchase Orders.   To initiate an order for a Creation Unit, an Authorized Participant must submit to the Distributor or its agent an irrevocable order to purchase shares of a Fund, in proper form, generally before 4:00 p.m., Eastern time on any Business Day to receive that day’s NAV. The Distributor or its agent will notify BFA and the custodian of such order. The custodian will then provide such information to any appropriate sub-custodian. Procedures and requirements governing the delivery of the Fund Deposit are set forth in the procedures handbook for Authorized Participants and may change from time to time. Investors, other than Authorized Participants, are responsible for making arrangements for a creation request to be made through an Authorized Participant. The Distributor or its agent will provide a list of current Authorized Participants upon request. Those placing orders to purchase Creation Units through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor or its agent by the Cutoff Time (as defined below) on such Business Day.
The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Funds, immediately available or same day funds estimated by the Funds to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fees. Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the Cutoff Time of the Funds. Investors should be aware that an Authorized Participant may require orders for purchases of shares placed with it to be in the particular form required by the individual Authorized Participant.
The Authorized Participant is responsible for any and all expenses and costs incurred by a Fund, including any applicable cash amounts, in connection with any purchase order.
Timing of Submission of Purchase Orders.  An Authorized Participant must submit an irrevocable order to purchase shares of a Fund generally before 4:00 p.m., Eastern time on any Business Day in order to receive that day's NAV. Creation Orders must be transmitted by an Authorized Participant in the form required by the Funds to the Distributor or its agent pursuant to procedures set forth in the Authorized Participant Agreement. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or its agent or an Authorized Participant. Orders to create shares of a Fund that are submitted on the Business Day immediately preceding a holiday or a day (other than a weekend) when the equity markets in the relevant non-U.S. market are closed may not be accepted. Each Fund's deadline specified above for the submission of purchase orders is referred to as that Fund's “Cutoff Time.” The Distributor or its agent, in their discretion, may permit the submission of such orders and requests by or through an Authorized Participant at any time (including on days on which the Listing Exchange is not open for business) via communication through the facilities of the Distributor's or its agent's proprietary website maintained for this purpose. Purchase orders and redemption requests, if accepted by the Trust, will be processed based on the NAV next determined after such acceptance in accordance with a Fund's Cutoff Times as provided in the Authorized Participant Agreement and disclosed in this SAI.
Acceptance of Orders for Creation Units.   Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor's behalf) and (ii) arrangements satisfactory to the Funds are in place for payment of the Cash Component and any other cash amounts which may be due, the Funds will accept the order, subject to each Fund's right (and the right of the Distributor and BFA) to reject any order until acceptance, as set forth below.
Once a Fund has accepted an order, upon the next determination of the NAV of the shares, the Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor or its agent will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.
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Each Fund reserves the right to reject or revoke a creation order transmitted to it by the Distributor or its agent provided that a rejection or revocation of a creation order does not violate Rule 6c-11 under the Investment Company Act. For example, a Fund may reject or revoke a creation order transmitted to it by the Distributor or its agent if (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities delivered do not conform to the identity and number of shares specified, as described above; (iv) acceptance of the Deposit Securities is not legally required or would, in the opinion of counsel, be unlawful; or (v) circumstances outside the control of the Fund, the Distributor or its agent and BFA make it impracticable to process purchase orders. The Distributor or its agent shall notify a prospective purchaser of a Creation Unit and/or the Authorized Participant acting on behalf of such purchaser of its rejection of such order. The Funds, State Street or Citibank, as applicable, the sub-custodian and the Distributor or its agent are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for failure to give such notification.
In addition, the iShares Core MSCI Total International Stock ETF may exercise its right to reject any creation order for shares of the Fund on any Business Day that is a holiday in the Indian market that is not a holiday observed in the U.S. equity market and certain other holidays during the settlement cycle for Fund shares in order to protect Fund shareholders from any dilutive costs that may be associated with the purchase of Deposit Securities in connection with creation orders on such days.
Issuance of a Creation Unit.   Except as provided herein, a Creation Unit will not be issued until the transfer of good title to the applicable Fund of the Deposit Securities and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the custodian that the securities included in the Fund Deposit (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Distributor or its agent and BFA shall be notified of such delivery and the applicable Fund will issue and cause the delivery of the Creation Unit.
For the iShares MSCI China A ETF, Creation Units are generally issued on a “T+1 basis” (i.e., one Business Day after trade date). For the iShares Breakthrough Environmental Solutions ETF, iShares Core MSCI EAFE ETF, iShares Core MSCI International Developed Markets ETF, iShares Core MSCI Total International Stock ETF, iShares Cybersecurity and Tech ETF, iShares Energy Storage & Materials ETF, iShares Future Exponential Technologies ETF, iShares Genomics Immunology and Healthcare ETF, iShares Global Equity Factor ETF, iShares Low Carbon Optimized MSCI ACWI ETF, iShares MSCI ACWI ETF, iShares MSCI ACWI ex U.S. ETF, iShares MSCI All Country Asia ex Japan ETF, iShares Neuroscience and Healthcare ETF and iShares Self-Driving EV and Tech ETF, Creation Units are generally issued on a “T+2 basis” (i.e., two Business Days after trade date). However, each Fund reserves the right to settle Creation Unit transactions on a different basis, if necessary or appropriate under the circumstances and compliant with applicable law. These circumstances may include, among others, accommodating non-U.S. market holiday schedules and accounting for different treatment among non-U.S. and U.S. markets of dividend record dates and ex-dividend dates (i.e., the last day the holder of a security can sell the security and still receive dividends payable on the security).
To the extent contemplated by an Authorized Participant Agreement with the Distributor, each Fund will issue Creation Units to such Authorized Participant, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral as set forth in the handbook for Authorized Participants. The Trust may use such collateral at any time to buy Deposit Securities for the Funds. Such collateral must be delivered no later than the time specified by a Fund or its custodian on the contractual settlement date. Information concerning the Funds' current procedures for collateralization of missing Deposit Securities is available from the Distributor or its agent. The Authorized Participant Agreement will permit the Funds to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Funds of purchasing such securities and the collateral including, without limitation, liability for related brokerage, borrowings and other charges.
In certain cases, Authorized Participants may create and redeem Creation Units on the same trade date and in these instances, the Funds reserve the right to settle these transactions on a net basis or require a representation from the Authorized Participants that the creation and redemption transactions are for separate beneficial owners. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by each Fund and the Fund's determination shall be final and binding.
Costs Associated with Creation Transactions.
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iShares Low Carbon Optimized MSCI ACWI ETF, iShares MSCI ACWI ETF, iShares MSCI ACWI ex U.S. ETF and iShares MSCI China A ETF
A standard creation transaction fee is imposed to offset the transfer, processing and other transaction costs associated with the issuance of Creation Units. The standard creation transaction fee is charged on each Creation Unit created by an Authorized Participant on the day of the transaction. The standard creation transaction fee is generally fixed at the amount shown in the table below regardless of the number of Creation Units being purchased, but may be reduced by a Fund if transfer and processing expenses associated with the creation are anticipated to be lower than the stated fee.
In order to defray transaction expenses for a Fund and protect against possible shareholder dilution, if a creation transaction consists solely or partially of cash, the Authorized Participant may also be required to cover (up to the maximum amount shown below) certain brokerage, tax, foreign exchange, execution and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs based on historical data or other inputs, at BlackRock’s discretion, and may include part or all of the spread between the expected bid and offer side of the market and anticipated market impact). However, a Fund is not obligated to trade identical securities to the securities identified by BlackRock in estimating these transaction and other costs and expenses. In certain cases, BlackRock or an affiliate may determine in its discretion to deviate from the regular charge, subject to the maximum amounts shown below.
Authorized Participants will also bear the costs of transferring the Deposit Securities to the Funds. Certain fees/costs associated with creation transactions may be waived in certain circumstances. Investors who use the services of a broker or other financial intermediary to acquire Fund shares may be charged a fee for such services.
The following table sets forth each Fund's standard creation transaction fee and maximum additional charge (as described above):

Fund	Standard Creation Transaction Fee	Maximum Additional Charge for Creations*
iShares Low Carbon Optimized MSCI ACWI ETF	$5,000	7.0%
iShares MSCI ACWI ETF	7,800	7.0%
iShares MSCI ACWI ex U.S. ETF	11,700	7.0%
iShares MSCI China A ETF	7,150	7.0%

*
As a percentage of the net asset value per Creation Unit.
iShares Breakthrough Environmental Solutions ETF, iShares Core MSCI EAFE ETF, iShares Core MSCI International Developed Markets ETF, iShares Core MSCI Total International Stock ETF, iShares Cybersecurity and Tech ETF, iShares Energy Storage & Materials ETF, iShares Future Exponential Technologies ETF, iShares Genomics Immunology and Healthcare ETF, iShares Global Equity Factor ETF, iShares MSCI All Country Asia ex Japan ETF, iShares Neuroscience and Healthcare ETF and iShares Self-Driving EV and Tech ETF
A standard creation transaction fee is imposed to offset the transfer and other transaction costs associated with the issuance of Creation Units. Under an ETF Services Agreement, the Funds have retained BRIL, an affiliate of BFA, to perform certain ETF Services. BRIL will receive from an Authorized Participant a standard transaction fee on each creation order, which consists of (1) a fee for providing the ETF Services (the “ETF Servicing Fee”) and (2) transfer, processing and other transaction costs charged by a Fund custodian in connection with the issuance of Creation Units for such creation order (“Custody Transaction Costs”). BRIL is entitled to retain the ETF Servicing Fee pursuant to the ETF Services Agreement, but BRIL will reimburse any Custody Transaction Costs to the applicable Fund custodian according to the amounts invoiced by such custodian.
The ETF Servicing Fee is a flat fee per order regardless of the number of Creation Units being purchased, which amount will vary among different Funds based on a number of factors, including the complexity of the order and the types of securities or instruments included in a Fund’s Creation Basket, among other variables. The ETF Servicing Fee may be equal to zero in certain instances, such as for creation transactions that consist solely of cash. The actual Custody Transaction Costs vary per order based on the number of trades, underlying markets and settlement locations associated with the issuance of a Creation Unit. The following table sets forth, for each Fund, either the actual creation transaction fee that was charged on November 10, 2025 or an estimate of the creation transaction fee that would have been charged if the Fund had issued a Creation Unit
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on that date. The actual fee that was or would have been charged to an Authorized Participant in connection with a creation order will vary over time depending on the factors discussed above, and may be higher than the fee set forth below.
In order to defray transaction expenses for a Fund and protect against possible shareholder dilution, if a creation transaction consists solely or partially of cash, the Authorized Participant may also be required to cover (up to the maximum amount shown below) certain brokerage, tax, foreign exchange, execution and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs based on historical data or other inputs, at BlackRock’s discretion, and may include part or all of the spread between the expected bid and offer side of the market and anticipated market impact). However, a Fund is not obligated to trade identical securities to the securities identified by BlackRock in estimating these transaction and other costs and expenses. In certain cases, BlackRock or an affiliate may determine in its discretion to deviate from the regular charge, subject to the maximum amounts shown below.
Authorized Participants will also bear the costs of transferring the Deposit Securities to the Funds. Certain fees/costs associated with creation transactions may be waived in certain circumstances. Investors who use the services of a broker or other financial intermediary to acquire Fund shares may be charged a fee for such services.
The following table sets forth each Fund’s actual or estimated creation transaction fee, as applicable, as of November 10, 2025 and maximum additional charge (as described above):
Fund	Standard Creation Transaction Fee	Maximum Additional Charge*
iShares Breakthrough Environmental Solutions ETF	1,062.25 **	7.0%
iShares Core MSCI EAFE ETF	10,993.75 **	7.0%
iShares Core MSCI International Developed Markets ETF	9,028 **	7.0%
iShares Core MSCI Total International Stock ETF	28,957.85 **	7.0%
iShares Cybersecurity and Tech ETF	730 **	3.0%
iShares Energy Storage & Materials ETF	858.25 **	3.0%
iShares Future Exponential Technologies ETF	1,346.55 **	3.0%
iShares Genomics Immunology and Healthcare ETF	682.75 **	3.0%
iShares Global Equity Factor ETF	4,000.65 **	7.0%
iShares MSCI All Country Asia ex Japan ETF	10,454.25 **	7.0%
iShares Neuroscience and Healthcare ETF	722.25 **	7.0%
iShares Self-Driving EV and Tech ETF	862.30 **	3.0%

*
As a percentage of the net asset value per Creation Unit.
If a purchase consists of a cash portion and each Fund places a brokerage transaction to purchase portfolio securities with the Authorized Participant (or an affiliated or unaffiliated broker-dealer), the Authorized Participant may be required, in its capacity as broker-dealer with respect to that transaction, to cover certain brokerage, tax, foreign exchange, execution, and price movement costs through an Execution Performance Guarantee, as described in the Brokerage Transactions section of this SAI.
Redemption of Creation Units.
Shares of a Fund may be redeemed by Authorized Participants only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor or its agent and only on a Business Day. The Funds will not redeem shares in amounts less than Creation Units. There can be no assurance, however, that there will be sufficient liquidity in the secondary market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a Creation Unit that could be redeemed by an Authorized Participant. Beneficial owners also may sell shares in the secondary market.
The iShares MSCI China A ETF generally redeems Creation Units solely for cash (which may include the currency in which the underlying securities are denominated). However, the iShares MSCI China A ETF reserves the right to distribute securities in-kind as payment for Creation Units being redeemed. All other Funds discussed in this SAI generally redeem Creation Units
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partially for cash. Please see the Cash Redemption Method section below and the following discussion summarizing the in-kind method for further information on redeeming Creation Units of the Funds.
Each Fund publishes the designated portfolio of securities (including any portion of such securities for which cash may be substituted) that will be applicable to redemption requests received in proper form (as defined below) on that day (“Fund Securities” or “Redemption Basket”), and an amount of cash (the “Cash Amount,” as described below) in order to effect redemptions of Creation Units of a Fund. Such Fund Securities and Cash Amount will remain in effect until such time as the next announced composition of the Fund Securities and Cash Amount is made available. The Fund Securities and Cash Amount are subject to possible amendment or correction. When redemptions are permitted in-kind, Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units. Procedures and requirements governing redemption transactions are set forth in the handbook for Authorized Participants and may change from time to time.
Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities, plus the Cash Amount, which is an amount equal to the difference between the NAV of the shares being redeemed, as next determined after the receipt of a redemption request in proper form, and the value of Fund Securities, less a redemption transaction fee (as described below).
The Trust may, in its sole discretion, substitute a “cash in lieu” amount to replace any Fund Security in certain circumstances, including: (i) when the delivery of a Fund Security to the Authorized Participant (or to an investor on whose behalf the Authorized Participant is acting) would be restricted under applicable securities or other local laws or due to a trading restriction; (ii) when the delivery of a Fund Security to the Authorized Participant would result in the disposition of the Fund Security by the Authorized Participant due to restrictions under applicable securities or other local laws; (iii) when the delivery of a Fund Security to the Authorized Participant would result in unfavorable tax treatment; (iv) when a Fund Security cannot be settled or otherwise delivered in time to facilitate an in-kind redemption; or (v) in certain other situations. The amount of cash paid out in such cases will be equivalent to the value of the substituted security listed as a Fund Security. In the event that the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder. The iShares MSCI China A ETF generally redeems Creation Units for cash. All other Funds discussed in this SAI generally redeem Creation Units partially for cash. Each Fund may, in its sole discretion, provide such redeeming Authorized Participant a portfolio of securities that differs from the exact composition of the Fund Securities, but does not differ in NAV. The Redemption Basket may also be modified to minimize the Cash Component by redistributing the cash to the Fund Securities portion of the Redemption Basket through systematically rounding. The rounding methodology allows position sizes of securities in the Fund Securities to be “rounded up,” while limiting the maximum allowed percentage change in weight and share quantity of any given security in the Redemption Basket. Redemption Baskets may also be modified to position a fund towards a forward index rebalance to reflect revisions that account for index additions, deletions, and re-weights.
Cash Redemption Method.   Although the Trust does not generally permit partial or full cash redemptions of Creation Units of its funds or for the iShares MSCI China A ETF that is normally redeemed on a cash basis only, when partial or full cash redemptions of Creation Units are available or specified (e.g., Creation Units of the iShares MSCI China A ETF are generally redeemed solely for cash, while Creation Units of all other Funds in this SAI are generally redeemed partially for cash or where the market for individual securities does not permit in-kind redemption), they will be effected in essentially the same manner as in-kind redemptions thereof. In the case of partial or full cash redemption, the Authorized Participant receives the cash equivalent of the Fund Securities and other instruments it would otherwise receive through an in-kind redemption, plus the same Cash Amount to be paid to an in-kind redeemer. The Authorized Participant will also be required to pay certain transaction fees and charges for cash redemptions, as described below, and, if transacting as broker with each Fund, may be required to cover certain brokerage, tax, foreign exchange, execution and price movement costs through an Execution Performance Guarantee, as described in the Brokerage Transactions section of this SAI.
Cash redemption proceeds will be paid to the Authorized Participant redeeming shares as soon as practicable after the date of redemption or within seven calendar days thereafter. If a Fund settles redemptions on a cash basis and an Authorized Participant has entered into an Execution Performance Guarantee, but the Authorized Participant is unable, as determined by BFA in its sole discretion, to execute the market transactions that are the subject of the Execution Performance Guarantee due to an extended market holiday that goes over seven calendar days or in certain other situations where all or a portion of the transactions are unable to be executed within seven calendar days, then the Fund may pay the full amount of the redemption order (or the remaining amount of the redemption order based on the unexecuted portion of the transaction)
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within the original seven calendar day period by using the Fund’s overdraft facility, line of credit or cash on hand. The Authorized Participant (or an affiliated or unaffiliated broker-dealer), acting on an agency basis, will subsequently enter into one or more separate market transactions when the markets reopen or the trades are otherwise able to be executed through which a Fund sells the Fund Securities (or the remaining unsold Fund Securities) subject to a guaranteed sales price. If the Authorized Participant (or an affiliated or unaffiliated broker-dealer) achieves executions in market transactions at a price more favorable than a Fund’s valuation of the Fund Securities as of the NAV calculation applicable on the date of the redemption, then the Authorized Participant generally may retain the excess transaction proceeds. Specifically, if the Authorized Participant is unable to achieve executions in market transactions at a price at least equal to the Fund’s valuation of the Fund Securities as of the NAV calculation applicable on the date of the redemption, then the Authorized Participant is generally required to make the applicable shortfall payment to the Fund.
In addition, if transacting as broker with a Fund in a non-U.S. jurisdiction, the Authorized Participant may be required to cover foreign exchange costs through an Execution Performance Guarantee, as described in the Brokerage Transactions section of this SAI. If the foreign exchange transaction associated with the applicable security trades can only occur upon the settlement of a security trade and such trades are unable, as determined by BFA in its sole discretion, to be settled by the seventh calendar day after receipt of the Authorized Participant's redemption order, then a Fund may pay within the original seven calendar day period the amount due in respect of the redemption order based on the foreign exchange rate as of the date of the redemption order by using the Fund’s overdraft facility, line of credit or cash on hand (in addition to any sales proceeds from the executed portion of the original brokerage order) and subsequently enter into one or more separate foreign exchange transactions with the Authorized Participant (or a broker-dealer affiliate of the Authorized Participant or a third-party broker-dealer engaged through the Authorized Participant), acting on an agency basis, and be subject to a guaranteed sales price. If the Authorized Participant achieves execution of the foreign exchange transactions at a price more favorable than the foreign exchange rate as of the NAV calculation applicable on the date of the redemption, then the Authorized Participant generally may retain the excess transaction proceeds. If the Authorized Participant is unable to achieve execution of the foreign exchange transactions at a price at least equal to the foreign exchange rate as of the NAV calculation applicable on the date of the redemption, then the Authorized Participant is required to make the applicable shortfall payment to the Fund.
Costs Associated with Redemption Transactions.
iShares Low Carbon Optimized MSCI ACWI ETF, iShares MSCI ACWI ETF, iShares MSCI ACWI ex U.S. ETF and iShares MSCI China A ETF
A standard redemption transaction fee is imposed to offset transfer, processing and other transaction costs that may be incurred by the relevant Fund. The standard redemption transaction fee is charged on each Creation Unit redeemed by an Authorized Participant on the day of the transaction. The standard redemption transaction fee is generally fixed at the amount shown in the table below regardless of the number of Creation Units being redeemed, but may be reduced by each Fund if transfer and processing expenses associated with the redemption are anticipated to be lower than the stated fee.
In order to defray transaction expenses for a Fund and protect against possible shareholder dilution, if a redemption transaction consists solely or partially of cash, the Authorized Participant may also be required to cover (up to the maximum amount shown below) certain brokerage, tax, foreign exchange, execution and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs based on historical data or other inputs, at BlackRock’s discretion, and may include part or all of the spread between the expected bid and offer side of the market and anticipated market impact). However, a Fund is not obligated to trade identical securities to the securities identified by BlackRock in estimating these transaction and other costs and expenses. In certain cases, BlackRock or an affiliate may determine in its discretion to deviate from the regular charge, subject to the maximum amounts shown below.
Authorized Participants will also bear the costs of transferring the Fund Securities from a Fund to their account on their order. Certain fees/costs associated with redemption transactions may be waived in certain circumstances. Investors who use the services of a broker or other financial intermediary to dispose of Fund shares may be charged a fee for such services.
The following table sets forth each Fund's standard redemption transaction fee and maximum additional charge (as described above):

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Fund	Standard Redemption Transaction Fee	Maximum Additional Charge for Redemptions*
iShares Low Carbon Optimized MSCI ACWI ETF	$5,000	2.0%
iShares MSCI ACWI ETF	7,800	2.0%
iShares MSCI ACWI ex U.S. ETF	11,700	2.0%
iShares MSCI China A ETF	7,150	2.0%

*
As a percentage of the net asset value per Creation Unit, inclusive of the standard redemption transaction fee.
iShares Breakthrough Environmental Solutions ETF, iShares Core MSCI EAFE ETF, iShares Core MSCI International Developed Markets ETF, iShares Core MSCI Total International Stock ETF, iShares Cybersecurity and Tech ETF, iShares Energy Storage & Materials ETF, iShares Future Exponential Technologies ETF, iShares Genomics Immunology and Healthcare ETF, iShares Global Equity Factor ETF, iShares MSCI All Country Asia ex Japan ETF, iShares Neuroscience and Healthcare ETF and iShares Self-Driving EV and Tech ETF
A standard redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the relevant Fund. As described above, under an ETF Services Agreement, the Funds have retained BRIL, an affiliate of BFA, to perform certain ETF Services. BRIL will receive from an Authorized Participant a standard transaction fee on each redemption order, which consists of (1) the ETF Servicing Fee and (2) Custody Transaction Costs. BRIL is entitled to retain the ETF Servicing Fee pursuant to the ETF Services Agreement, but BRIL will reimburse any Custody Transaction Costs to the applicable Fund custodian according to the amounts invoiced by such custodian.
The ETF Servicing Fee is a flat fee per order regardless of the number of Creation Units being redeemed, which amount will vary among different Funds based on a number of factors, including the complexity of the order and the types of securities or instruments included in a Fund’s Redemption Basket, among other variables. The ETF Servicing Fee may be equal to zero in certain instances, such as for redemption transactions that consist solely of cash. The actual Custody Transaction Costs vary per order based on the number of trades, underlying markets, and settlement locations associated with the redemption of a Creation Unit. The following table sets forth, for each Fund, either the actual standard redemption transaction fee that was charged on November 10, 2025 or an estimate of the standard redemption transaction fee that would have been charged if the Fund had redeemed a Creation Unit on that date. The actual fee that was or would have been charged to an Authorized Participant in connection with a redemption order will vary over time depending on the factors discussed above, and may be higher than the fee set forth below.
In order to defray transaction expenses for a Fund and protect against possible shareholder dilution, if a redemption transaction consists solely or partially of cash, the Authorized Participant may also be required to cover (up to the maximum amount shown below) certain brokerage, tax, foreign exchange, execution and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs based on historical data or other inputs, at BlackRock’s discretion, and may include part or all of the spread between the expected bid and offer side of the market and anticipated market impact). However, a Fund is not obligated to trade identical securities to the securities identified by BlackRock in estimating these transaction and other costs and expenses. In certain cases, BlackRock or an affiliate may determine in its discretion to deviate from the regular charge, subject to the maximum amounts shown below.
Authorized Participants will also bear the costs of transferring the Fund Securities from a Fund to their account on their order. Certain fees/costs associated with redemption transactions may be waived in certain circumstances. Investors who use the services of a broker or other financial intermediary to dispose of Fund shares may be charged a fee for such services.
The following table sets forth each Fund’s actual or estimated redemption transaction fee, as applicable, as of November 10, 2025 and maximum additional charge (as described above):
Fund	Standard Redemption Transaction Fee	Maximum Additional Charge*
iShares Breakthrough Environmental Solutions ETF	1,062.25 **	2.0%
iShares Core MSCI EAFE ETF	10,993.75 **	2.0%
iShares Core MSCI International Developed Markets ETF	9,028 **	2.0%
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Fund	Standard Redemption Transaction Fee	Maximum Additional Charge*
iShares Core MSCI Total International Stock ETF	28,957.85 **	2.0%
iShares Cybersecurity and Tech ETF	730 **	2.0%
iShares Energy Storage & Materials ETF	858.25 **	3.0%
iShares Future Exponential Technologies ETF	1,346.55 **	2.0%
iShares Genomics Immunology and Healthcare ETF	682.75 **	2.0%
iShares Global Equity Factor ETF	4,000.65 **	2.0%
iShares MSCI All Country Asia ex Japan ETF	10,454.25 **	2.0%
iShares Neuroscience and Healthcare ETF	722.25 **	7.0%
iShares Self-Driving EV and Tech ETF	862.30 **	2.0%

*
As a percentage of the net asset value per Creation Unit, inclusive of the standard redemption transaction fee.
**
Estimated Fees.
If a redemption consists of a cash portion and each Fund places a brokerage transaction to sell portfolio securities with the Authorized Participant (or an affiliated or unaffiliated broker-dealer), the Authorized Participant may be required, in its capacity as broker-dealer with respect to that transaction, to cover certain brokerage, tax, foreign exchange, execution, and price movement costs through an Execution Performance Guarantee, as described in the Brokerage Transactions section of this SAI.
Placement of Redemption Orders.  Redemption requests for Creation Units of the Funds must be submitted to the Distributor or its agent by or through an Authorized Participant. An Authorized Participant must submit an irrevocable request to redeem shares of a Fund generally before 4:00 p.m., Eastern time on any Business Day in order to receive that day's NAV. On days when the Listing Exchange closes earlier than normal, a Fund may require orders to redeem Creation Units to be placed earlier that day. Investors, other than Authorized Participants, are responsible for making arrangements for a redemption request to be made through an Authorized Participant. The Distributor or its agent will provide a list of current Authorized Participants upon request.
The Authorized Participant must transmit the request for redemption in the form required by the Funds to the Distributor or its agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement and that, therefore, requests to redeem Creation Units may have to be placed by the investor's broker through an Authorized Participant who has executed an Authorized Participant Agreement. At any time, only a limited number of broker-dealers will have an Authorized Participant Agreement in effect. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to the Funds' transfer agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.
A redemption request is considered to be in “proper form” if: (i) an Authorized Participant has transferred or caused to be transferred to the Funds' transfer agent the Creation Unit redeemed through the book-entry system of DTC so as to be effective by the Listing Exchange closing time on any Business Day on which the redemption request is submitted; (ii) a request in form satisfactory to the applicable Fund is received by the Distributor or its agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above; and (iii) all other procedures set forth in the Authorized Participant Agreement are properly followed.
Upon receiving a redemption request, the Distributor or its agent shall notify the applicable Fund and the Fund's transfer agent of such redemption request. The tender of an investor's shares for redemption and the distribution of the securities and/or cash included in the redemption payment made in respect of Creation Units redeemed will be made through DTC and the relevant Authorized Participant to the Beneficial Owner thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds, as the case may be, or by such other means specified by the Authorized Participant submitting the redemption request.
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A redeeming Authorized Participant, whether on its own account or acting on behalf of a Beneficial Owner, must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the portfolio securities are customarily traded, to which account such portfolio securities will be delivered.
For the iShares MSCI China A ETF, deliveries of redemption proceeds are generally made within one Business Day (i.e., “T+1”). For the iShares Breakthrough Environmental Solutions ETF, iShares Core MSCI EAFE ETF, iShares Core MSCI International Developed Markets ETF, iShares Core MSCI Total International Stock ETF, iShares Cybersecurity and Tech ETF, iShares Energy Storage & Materials ETF, iShares Future Exponential Technologies ETF, iShares Genomics Immunology and Healthcare ETF, iShares Global Equity Factor ETF, iShares Low Carbon Optimized MSCI ACWI ETF, iShares MSCI ACWI ETF, iShares MSCI ACWI ex U.S. ETF, iShares MSCI All Country Asia ex Japan ETF, iShares Neuroscience and Healthcare ETF and iShares Self-Driving EV and Tech ETF, deliveries of redemption proceeds are generally made within two Business Days (i.e., “T+2”). However, each Fund reserves the right to settle redemption transactions on a different basis, if necessary or appropriate under the circumstances and compliant with applicable law. These circumstances may include, among others, accommodating non-U.S. market holiday schedules and accounting for different treatment among non-U.S. and U.S. markets of dividend record dates and dividend ex-dates (i.e., the last date the holder of a security can sell the security and still receive dividends payable on the security.
If neither the Authorized Participant nor the Beneficial Owner on whose behalf the Authorized Participant is acting has appropriate arrangements to take delivery of Fund Securities in the applicable non-U.S. jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of Fund Securities in such jurisdiction, the Trust may in its discretion exercise its option to redeem such shares in cash, and the Beneficial Owner will be required to receive its redemption proceeds in cash. In such case, the investor will receive a cash payment equal to the net asset value of its shares based on the NAV of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charges specified above to offset the Trust's brokerage and other transaction costs associated with the disposition of Fund Securities). Redemptions of shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund cannot lawfully deliver specific Fund Securities upon redemptions or cannot do so without first registering the Fund Securities under such laws.
Although the Trust does not ordinarily permit cash redemptions of Creation Units (except that, as noted above, Creation Units of each Fund generally will be redeemed partially for cash, with the exception of Creation Units for the iShares MSCI China A ETF, which generally will be redeemed for cash), in the event that cash redemptions are permitted or required by the Trust, proceeds will be paid to the Authorized Participant redeeming shares as soon as practicable after the date of redemption within seven calendar days thereafter. If a Fund includes a foreign investment in its basket, and if a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming Authorized Participants prevents timely delivery of the foreign investment in response to a redemption request, the Fund may delay delivery of the foreign investment more than seven days if the Fund delivers the foreign investment as soon as practicable, but in no event later than 15 days.
To the extent contemplated by an Authorized Participant’s agreement with the Distributor or its agent, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit to be redeemed to a Fund, at or prior to the time specified by a Fund or its custodian on the Business Day after the date of submission of such redemption request, the Distributor or its agent will accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral as set forth in the handbook for Authorized Participants. Such collateral must be delivered no later than the time specified by a Fund or its custodian on the Business Day after the date of submission of such redemption request and shall be held by State Street or Citibank, as applicable, and marked-to-market daily. The fees of State Street or Citibank, as applicable, and any sub-custodians in respect of the delivery, maintenance and redelivery of the collateral shall be payable by the Authorized Participant. The Authorized Participant Agreement permits the Funds to acquire shares of the Funds at any time and subjects the Authorized Participant to liability for any shortfall between the aggregate of the cost to the Funds of purchasing such shares, plus the value of the Cash Amount, and the value of the collateral together with liability for related brokerage and other charges.
Because the portfolio securities of a Fund may trade on exchange(s) on days that the Listing Exchange is closed or are otherwise not Business Days for such Fund, shareholders may not be able to redeem their shares of such Fund or purchase
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or sell shares of such Fund on the Listing Exchange on days when the NAV of such Fund could be significantly affected by events in the relevant non-U.S. markets.
The right of redemption may be suspended or the date of payment postponed with respect to any Fund: (i) for any period during which the applicable Listing Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the applicable Listing Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of the Fund's portfolio securities or determination of its NAV is not reasonably practicable; or (iv) in such other circumstance as is permitted by the SEC.
Custom Baskets.  Creation and Redemption baskets may differ and each Fund may accept “custom baskets.” A custom basket may include any of the following: (i) a basket that is composed of a non-representative selection of a Fund's portfolio holdings; (ii) a representative basket that is different from the initial basket used in transactions on the same business day; or (iii) a basket that contains bespoke cash substitutions for a single Authorized Participant. Each Fund has adopted policies and procedures that govern the construction and acceptance of baskets, including heightened requirements for certain types of custom baskets. Such policies and procedures provide the parameters for the construction and acceptance of custom baskets that are in the best interests of a Fund and its shareholders, establish processes for revisions to, or deviations from, such parameters, and specify the titles and roles of the employees of BFA who are required to review each custom basket for compliance with those parameters. In addition, when constructing custom baskets for redemptions, the tax efficiency of a Fund may be taken into account. The policies and procedures distinguish among different types of custom baskets that may be used for each Fund and impose different requirements for different types of custom baskets in order to seek to mitigate against potential risks of conflicts and/or overreaching by an Authorized Participant. BlackRock has established a governance process to oversee basket compliance for the Funds, as set forth in each Fund's policies and procedures.
Taxation on Creations and Redemptions of Creation Units.   An Authorized Participant generally will recognize either gain or loss upon the exchange of Deposit Securities for Creation Units. This gain or loss is calculated by taking the market value of the Creation Units purchased over the Authorized Participant’s aggregate basis in the Deposit Securities exchanged therefor. However, the IRS may apply the wash sales rules to determine that any loss realized upon the exchange of Deposit Securities for Creation Units is not currently deductible. Authorized Participants should consult their own tax advisors.
Current U.S. federal income tax laws dictate that capital gain or loss realized from the redemption of Creation Units will generally create long-term capital gain or loss if the Authorized Participant holds the Creation Units for more than one year, or short-term capital gain or loss if the Creation Units were held for one year or less, if the Creation Units are held as capital assets.
Taxes
The following is a summary of certain material U.S. federal income tax considerations regarding the purchase, ownership and disposition of shares of a Fund. This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to a Fund or to all categories of investors, some of which may be subject to special tax rules. Current and prospective shareholders are urged to consult their own tax advisors with respect to the specific U.S. federal, state, local and non-U.S. tax consequences of investing in a Fund. The summary is based on the laws and judicial and administrative interpretations thereof in effect on the date of this SAI, all of which are subject to change, possibly with retroactive effect.
Regulated Investment Company Qualifications.  Each Fund intends to qualify for treatment as a separate RIC under Subchapter M of the Internal Revenue Code. To qualify for treatment as a RIC, each Fund must annually distribute at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (i) at least 90% of each Fund’s annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or non-U.S. currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in qualified publicly-traded partnerships (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive at least 90% of their income from interest, dividends, capital gains and other traditionally permitted RIC income); and (ii) at the close of each quarter of each Fund's taxable year, (a) at least 50% of the market value of each Fund’s total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s assets and not
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greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of each Fund's total assets may be invested in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer, of two or more issuers of which 20% or more of the voting stock is held by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly-traded partnerships.
A Fund may be able to cure a failure to derive at least 90% of its income from the sources specified above or a failure to diversify its holdings in the manner described above by paying a tax and/or by disposing of certain assets. If, in any taxable year, a Fund fails one of these tests and does not timely cure the failure, that Fund will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by that Fund in computing its taxable income.
Although, in general, the passive loss rules of the Internal Revenue Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to interests in qualified publicly-traded partnerships. A Fund's investments in partnerships, including in qualified publicly-traded partnerships, may result in the Fund being subject to state, local, or non-U.S. income, franchise or withholding tax liabilities.
Taxation of RICs.  As a RIC, a Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders, provided that it satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, a Fund must distribute to its shareholders at least the sum of (i) 90% of its “investment company taxable income” (i.e., income other than the excess of its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments, and (ii) 90% of its net tax-exempt income for the taxable year. A Fund will be subject to income tax at regular corporate rates on any taxable income or gains that it does not distribute to its shareholders. If a Fund fails to qualify for any taxable year as a RIC or fails to meet the distribution requirement, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits. In such event, distributions to individuals should be eligible to be treated as qualified dividend income and distributions to corporate shareholders generally should be eligible for the dividends received deduction. Although each Fund intends to distribute substantially all of its net investment income and its capital gains for each taxable year, a Fund may decide to retain a portion of its income or gains. Each Fund will be subject to U.S. federal income taxation and excise taxation (as described below) to the extent it does not distribute all (or, in the case of the excise tax, substantially all) of such income or gains. In certain circumstances, including in instances where the operational cost of the distribution would exceed the amount of the income or excise tax, BFA or an affiliate may voluntarily pay the tax on behalf of a Fund or reimburse the Fund for the tax. If a Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. If a Fund fails to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Fund had been liquidated) if it qualifies as a RIC in a subsequent year.
Excise Tax.  A Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus at least 98.2% of its capital gain net income for the 12 months ended October 31 of such year. For this purpose, however, any ordinary income or capital gain net income retained by a Fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year.
Net Capital Loss Carryforwards.  Net capital loss carryforwards may be applied against any net realized capital gains in each succeeding year, until they have been reduced to zero.
In the event that a Fund were to experience an ownership change as defined under the Internal Revenue Code, the loss carryforwards and other favorable tax attributes of a Fund, if any, may be subject to limitation.
The following Funds had net capital loss carryforwards as set forth in the table below as of July 31, 2025, the tax year-end for the Funds listed:

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Fund	Non-Expiring Capital Loss Carryforward
iShares Breakthrough Environmental Solutions ETF	$628,073
iShares Core MSCI EAFE ETF	4,007,649,844
iShares Core MSCI International Developed Markets ETF	358,525,442
iShares Core MSCI Total International Stock ETF	1,996,100,724
iShares Cybersecurity and Tech ETF	7,960,838
iShares Energy Storage & Materials ETF	339,778
iShares Future Exponential Technologies ETF	58,634,044
iShares Genomics Immunology and Healthcare ETF	150,104,640
iShares Global Equity Factor ETF	6,035,654
iShares MSCI ACWI ETF	1,431,268,102
iShares MSCI ACWI ex U.S. ETF	747,165,202
iShares MSCI ACWI Low Carbon Target ETF	75,318,632
iShares MSCI All Country Asia ex Japan ETF	938,011,947
iShares MSCI China A ETF	139,451,097
iShares Neuroscience and Healthcare ETF	232,959
iShares Self-Driving EV and Tech ETF	162,876,939
Taxation of U.S. Shareholders.   Dividends and other distributions by a Fund are generally treated under the Internal Revenue Code as received by the shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by a Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided such dividend is actually paid by the Fund during January of the following calendar year.
Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if a Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax (at a flat rate of 21%) on the amount retained. In that event, unless the retained amount is deemed to be de minimis or the applicable tax is otherwise reimbursed by BFA or an affiliate, the Fund will generally designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to the excess of the amount in clause (a) over the amount in clause (b). Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the IRS.
Distributions of net realized long-term capital gains, if any, that a Fund reports as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund. All other dividends of a Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits (“regular dividends”) are generally subject to tax as ordinary income, subject to the discussion of qualified
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dividend income below. Long-term capital gains are eligible for taxation at a maximum rate of 15% or 20% for non-corporate shareholders, depending on whether their income exceeds certain threshold amounts.
If an individual receives a regular dividend qualifying for the long-term capital gains rates and such dividend constitutes an “extraordinary dividend,” and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An “extraordinary dividend” on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period, or (ii) in an amount greater than 20% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.
Distributions in excess of a Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder’s basis in shares of the Fund, and as a capital gain thereafter (if the shareholder holds shares of the Fund as capital assets). Distributions in excess of a Fund’s minimum distribution requirements, but not in excess of a Fund’s earnings and profits, will be taxable to shareholders and will not constitute nontaxable returns of capital. Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive and should have a cost basis in the shares received equal to such amount.
A 3.8% U.S. federal Medicare contribution tax is imposed on net investment income, including, but not limited to, interest, dividends, and net gain from investments, of U.S. individuals with income exceeding $200,000 (or $250,000 if married and filing jointly) and of estates and trusts.
Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If a Fund is the holder of record of any security on the record date for any dividends payable with respect to such security, such dividends will be included in the Fund’s gross income not as of the date received but as of the later of (a) the date such security became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the security would not be entitled to receive the declared, but unpaid, dividends); or (b) the date the Fund acquired such security. Accordingly, in order to satisfy its income distribution requirements, a Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.
In certain situations, a Fund may, for a taxable year, defer all or a portion of its net capital loss (or if there is no net capital loss, then any net long-term or short-term capital loss) realized after October and its late-year ordinary loss (defined as the sum of (i) the excess of post-October foreign currency and passive foreign investment company (“PFIC”) losses over post-October foreign currency and PFIC gains and (ii) the excess of post-December ordinary losses over post-December ordinary income) until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October (or December) may affect the tax character of shareholder distributions.
Sales of Shares.  Upon the sale or exchange of shares of a Fund, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and the shareholder’s basis in shares of the Fund. A redemption of shares by a Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends or capital gains distributions, or by an option or contract to acquire substantially identical shares, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. The Medicare contribution tax described above will apply to the sale of Fund shares.
If a shareholder incurs a sales charge in acquiring shares of a Fund, disposes of those shares within 90 days and then, on or before January 31 of the following calendar year, acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken
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into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents shareholders from immediately deducting the sales charge by shifting their investments within a family of mutual funds.
Backup Withholding.  In certain cases, a Fund will be required to withhold at a 24% rate and remit to the U.S. Treasury such amounts withheld from any distributions paid to a shareholder who: (i) has failed to provide a correct taxpayer identification number; (ii) is subject to backup withholding by the IRS; (iii) has failed to certify to a Fund that such shareholder is not subject to backup withholding; or (iv) has not certified that such shareholder is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's U.S. federal income tax liability.
Sections 351 and 362.  The Trust, on behalf of each Fund, has the right to reject an order for a purchase of shares of the Fund if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Sections 351 and 362 of the Internal Revenue Code, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. If a Fund’s basis in such securities on the date of deposit was less than market value on such date, the Fund, upon disposition of the securities, would recognize more taxable gain or less taxable loss than if its basis in the securities had been equal to market value. It is not anticipated that the Trust will exercise the right of rejection except in a case where the Trust determines that accepting the order could result in material adverse tax consequences to a Fund or its shareholders. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.
Taxation of Certain Derivatives.  A Fund’s transactions in zero coupon securities, non-U.S. currencies, forward contracts, options and futures contracts (including options and futures contracts on non-U.S. currencies), to the extent permitted, will be subject to special provisions of the Internal Revenue Code (including provisions relating to “hedging transactions” and “straddles”) that, among other consequences, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require a Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause a Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. Each Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any zero coupon security, non-U.S. currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of a Fund as a RIC.
A Fund’s investments in so-called “Section 1256 contracts,” such as regulated futures contracts, most non-U.S. currency forward contracts traded in the interbank market and options on most security indexes, are subject to special tax rules. All Section 1256 contracts held by a Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in a Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by a Fund from positions in Section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by a Fund.
As a result of entering into swap contracts, a Fund may make or receive periodic net payments. A Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if a Fund has been a party to the swap for more than one year). With respect to certain types of swaps, a Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss.
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Qualified Dividend Income.  Distributions by a Fund of investment company taxable income (including any short-term capital gains), whether received in cash or shares, will be taxable either as ordinary income or as qualified dividend income, which is eligible to be taxed at long-term capital gain rates to the extent a Fund receives qualified dividend income on the securities it holds and a Fund reports the distribution as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable U.S. corporations (but generally not from U.S. REITs) and certain non-U.S. corporations (e.g., non-U.S. corporations that are not PFICs and which are incorporated in a possession of the U.S. or in certain countries with a comprehensive tax treaty with the U.S., or the stock of which is readily tradable on an established securities market in the U.S. (where the dividends are paid with respect to such stock)). Substitute payments received by a Fund for securities lent out by a Fund will not be qualified dividend income.
A dividend from a Fund will not be treated as qualified dividend income to the extent that: (i) the shareholder has not held the shares on which the dividend was paid for 61 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become ex-dividend with respect to such dividend or a Fund fails to satisfy those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder (or, in the case of certain preferred stocks, the holding requirement of 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend with respect to such dividend); (ii) a Fund or the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property; or (iii) the shareholder elects to treat such dividend as investment income under Section 163(d)(4)(B) of the Internal Revenue Code. Dividends received by a Fund from a REIT or another RIC may be treated as qualified dividend income only to the extent the dividend distributions are attributable to qualified dividend income received by such REIT or other RIC. It is expected that dividends received by a Fund from a REIT and distributed to a shareholder generally will be taxable to the shareholder as ordinary income. However, a non-corporate taxpayer who is a direct REIT shareholder may claim a 20% “qualified business income” deduction for ordinary REIT dividends, and a RIC may report dividends as eligible for this deduction to the extent the RIC’s income is derived from ordinary REIT dividends (reduced by allocable RIC expenses). A shareholder may treat the dividends as such provided the RIC and the shareholder satisfy applicable holding period requirements. Distributions by a Fund of its net short-term capital gains will be taxable as ordinary income.
Corporate Dividends Received Deduction.  Dividends paid by a Fund that are attributable to dividends received by the Fund from U.S. corporations may qualify for the U.S. federal dividends received deduction for corporations. A 46-day minimum holding period during the 90-day period that begins 45 days prior to ex-dividend date (or 91-day minimum holding period during the 180 period beginning 90 days prior to ex-dividend date for certain preference dividends) during which risk of loss may not be diminished is required for the applicable shares, at both the Fund and shareholder level, for a dividend to be eligible for the dividends received deduction. Restrictions may apply if indebtedness, including a short sale, is attributable to the investment.
Excess Inclusion Income.  Under current law, the Funds serve to block unrelated business taxable income (“UBTI”) from being realized by their respective tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Section 514(b) of the Internal Revenue Code. Certain types of income received by a Fund from REITs, real estate mortgage investment conduits, taxable mortgage pools or other investments may cause the Fund to report some or all of its distributions as “excess inclusion income.” To Fund shareholders, such excess inclusion income may: (i) constitute taxable income, as UBTI for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (ii) not be offset by otherwise allowable deductions for tax purposes; (iii) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (iv) cause the Fund to be subject to tax if certain “disqualified organizations,” as defined by the Internal Revenue Code, are Fund shareholders. If a charitable remainder annuity trust or a charitable remainder unitrust (each as defined in Section 664 of the Internal Revenue Code) has UBTI for a taxable year, a 100% excise tax on the UBTI is imposed on the trust.
A Fund tries to avoid investing in REITs that are expected to generate excess inclusion income, but a Fund may not always be successful in doing so. Because information about a REIT’s investments may be inadequate or inaccurate, or because a REIT may change its investment program, a Fund may not be successful in avoiding the consequences described above. Avoidance of investments in REITs that generate excess inclusion income may require a Fund to forego otherwise attractive investment opportunities.
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Non-U.S. Investments.  Under Section 988 of the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates between the time a Fund accrues income or receivables or expenses or other liabilities denominated in a non-U.S. currency and the time a Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. In general, gains (and losses) realized on debt instruments will be treated as Section 988 gain (or loss) to the extent attributable to changes in exchange rates between the U.S. dollar and the currencies in which the instruments are denominated. Similarly, gains or losses on non-U.S. currency, non-U.S. currency forward contracts and certain non-U.S. currency options or futures contracts denominated in non-U.S. currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss unless a Fund were to elect otherwise.
Each Fund may be subject to non-U.S. income taxes withheld at the source. Each Fund, if permitted to do so, may elect to “pass through” to its investors the amount of non-U.S. income taxes paid by the Fund provided that the Fund held the security on the dividend settlement date and for at least 15 additional days immediately before and/or thereafter, with the result that each investor with respect to shares of the Fund held for a minimum 16-day holding period at the time of deemed distribution will (i) include in gross income, even though not actually received, the investor’s pro rata share of the Fund’s non-U.S. income taxes, and (ii) either deduct (in calculating U.S. taxable income, but only for investors who itemize their deductions on their personal tax returns) or credit (in calculating U.S. federal income tax) the investor’s pro rata share of the Fund’s non-U.S. income taxes. Withholding taxes on dividends on non-U.S. securities while such securities are lent out by a Fund are not eligible for non-U.S. tax credit pass through. Taxes not “passed through” for tax purposes will not be available to shareholders for foreign tax credit purposes. A non-U.S. person invested in the Fund in a year that the Fund elects to “pass through” its non-U.S. taxes may be treated as receiving additional dividend income subject to U.S. withholding tax. A non-U.S. tax credit may not exceed the investor’s U.S. federal income tax otherwise payable with respect to the investor’s non-U.S. source income. For this purpose, shareholders must treat as non-U.S. source gross income (i) their proportionate shares of non-U.S. taxes paid by the Fund and (ii) the portion of any dividend paid by the Fund that represents income derived from non-U.S. sources; the Fund’s gain from the sale of securities will generally be treated as U.S.-source income. Certain limitations will be imposed to the extent to which the non-U.S. tax credit may be claimed. If your Fund shares are loaned pursuant to securities lending arrangements, you may lose the ability to use any non-U.S. tax credits passed through by a Fund or to treat Fund dividends (paid while the shares are held by the borrower) as qualified dividends. Regarding a short sale with respect to shares of a Fund, substitute payments made to the lender of such shares may not be deductible under certain circumstances. Consult your financial intermediary or tax advisor.
Certain of the Funds have filed refund claims in various EU countries to recover taxes withheld on dividend income received during past years based upon certain provisions in the Treaty on the Functioning of the European Union. Whether or when a Fund will receive a tax refund is within the control of the individual country. Pending confirmatory guidance from the IRS, the refunds received may reduce the Fund’s pass-through of foreign tax credits in such year and potentially future years or may result in the Funds paying an IRS compliance fee to cover the effect of the tax credits previously passed through to shareholders on refunded foreign taxes.
Passive Foreign Investment Companies.  If a Fund purchases shares in PFICs, it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.
If a Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Internal Revenue Code, in lieu of the foregoing requirements, a Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to a Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, a Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.
Alternatively, a Fund may make a mark-to-market election that would result in a Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, a Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by a Fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the IRS. By making the election, a Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize
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income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. A Fund may have to distribute this “phantom” income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax.
A Fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effects of these rules.
Reporting.  If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a RIC are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Other Taxes.  Dividends, distributions and redemption proceeds may also be subject to additional state, local and non-U.S. taxes depending on each shareholder’s particular situation.
Taxation of Non-U.S. Shareholders.  Dividends paid by a Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. Dividends paid by a Fund from net tax-exempt income or long-term capital gains are generally not subject to such withholding tax. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN or IRS Form W-8BEN-E certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides an IRS Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the U.S. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN, IRS Form W-8BEN-E or other applicable form may be subject to backup withholding at the appropriate rate.
Properly-reported dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of the Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder or partner, reduced by expenses that are allocable to such income) or (ii) are paid in respect of the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, the Fund may report all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN, IRS Form W-8BEN-E or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.
Special rules may apply to a foreign shareholder receiving a Fund distribution if at least 50% of the Fund's assets consist of interests in U.S. real property interests, including certain REITs and U.S. real property holding corporations (as defined in the Internal Revenue Code and Treasury regulations). Fund distributions that are attributable to gain from the disposition of a U.S. real property interest will be taxable as ordinary dividends and subject to withholding at a 30% or lower treaty rate if the foreign shareholder held no more than 5% of the Fund's shares at any time during the one-year period ending on the date of the distribution. If the foreign shareholder held at least 5% of the Fund's shares, the distribution would be treated as income effectively connected with a trade or business within the U.S. and the foreign shareholder would be subject to withholding tax at a rate of 21% and would generally be required to file a U.S. federal income tax return.
Similar consequences would generally apply to a foreign shareholder's gain on the sale of Fund shares unless the Fund is domestically controlled (meaning that more than 50% of the value of the Fund's shares is held by U.S. shareholders) or the foreign shareholder owns no more than 5% of the Fund's shares at any time during the five-year period ending on the date of sale. Finally, a domestically controlled Fund may be required to recognize a portion of its gain on the in-kind distribution of
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certain U.S. real property interests. Shareholders that are nonresident aliens or foreign entities are urged to consult their own tax advisors concerning the particular tax consequences to them of an investment in the Fund.
The rules laid out in the previous two paragraphs, other than the withholding rules, will apply notwithstanding certain of the Funds' participation in a wash sale transaction or its payment of a substitute dividend.
Shareholders that are nonresident aliens or foreign entities are urged to consult their own tax advisors concerning the particular tax consequences to them of an investment in a Fund.
Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to: (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders; and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to: (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders; comply with due diligence procedures with respect to the identification of U.S. accounts; report to the IRS certain information with respect to U.S. accounts maintained; agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information; and determine certain other information concerning their account holders, or (ii) in the event an intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities may need to report the name, address, and taxpayer identification number of each substantial U.S. owner or provide certifications of no substantial U.S. ownership unless certain exceptions apply.
Shares of a Fund held by a non-U.S. shareholder at death will be considered situated within the U.S. and subject to the U.S. estate tax.
The foregoing discussion is a summary of certain material U.S. federal income tax considerations only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisors as to the tax consequences of investing in such shares, including consequences under state, local and non-U.S. tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date of this SAI. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.
Financial Statements
Each Fund's audited Financial Statements, including the Financial Highlights, appearing in the applicable Annual Report to Shareholders and the report therein of PricewaterhouseCoopers LLP, an independent registered public accounting firm, are hereby incorporated by reference in this SAI. The applicable Annual Report to Shareholders, which contains the referenced audited financial statements, is available upon request and without charge.
Miscellaneous Information
Counsel.  Willkie Farr & Gallagher LLP, located at 787 Seventh Avenue, New York, NY 10019, is counsel to the Trust.
Independent Registered Public Accounting Firm.  PricewaterhouseCoopers LLP, located at Two Commerce Square, 2001 Market Street, Philadelphia, PA 19103, serves as the Trust's independent registered public accounting firm, audits the Funds' financial statements, and may perform other services.
Shareholder Communications to the Board.  The Board has established a process for shareholders to communicate with the Board. Shareholders may contact the Board by mail. Correspondence should be addressed to iShares Board of Trustees, c/o BlackRock Fund Advisors, iShares Fund Administration, 400 Howard Street, San Francisco, CA 94105. Shareholder communications to the Board should include the following information: (i) the name and address of the shareholder; (ii) the number of shares owned by the shareholder; (iii) the Fund(s) of which the shareholder owns shares; and (iv) if these shares
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are owned indirectly through a broker, financial intermediary or other record owner, the name of the broker, financial intermediary or other record owner. All correspondence received as set forth above shall be reviewed by the Secretary of the Trust and reported to the Board.
Regulation Under the Alternative Investment Fund Managers Directive.  The Alternative Investment Fund Managers Directive (“AIFMD”) imposes detailed and prescriptive obligations on fund managers established in the EU (“EU Operative Provisions”). These do not currently apply to managers established outside of the EU, such as BFA. Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of AIFMD (“AIFMD Disclosure Provisions”) if such managers market a fund to EU investors.
Where the AIFMD Disclosure Provisions relate to EU Operative Provisions that do not apply to BFA, no meaningful disclosure can be made. These EU Operative Provisions include prescriptive rules on: measuring and capping leverage in line with known European standards; the treatment of investors; the use of “depositaries”; and coverage for professional liability risks.
AIFMD imposes certain conditions on the marketing of funds, such as the Funds, to EU investors. AIFMD requires that an ‘alternative investment fund manager’ (“AIFM”) be identified to meet such conditions where such marketing is sought. For these purposes BFA, as the legal entity responsible for performing the portfolio and risk management of the Funds, shall be the AIFM.
AIFMD requires disclosure on an ongoing basis of certain information relating to the use of special arrangements, leverage, rights of reuse of collateral, guarantees granted under leverage arrangements and the use of gates, side pockets and similar liquidity management tools. Given that the Funds do not use any special arrangements or allow for collateral reuse, it is not intended that such disclosures will need to be made by the Funds. Each Fund will, however, to the extent relevant and appropriate, disclose in its annual report information on the Fund's leverage, risk profile and risk management systems employed by BFA. Each Fund will also disclose material changes, if any, to the liquidity management systems and procedures employed in respect of the Fund.
BFA has registered the following Funds for marketing to investors in the respective countries listed below:
•
iShares Core MSCI EAFE ETF: the U.K.
•
iShares MSCI ACWI ETF: Finland, the Netherlands, Sweden, and the U.K.
•
iShares MSCI All Country Asia ex Japan ETF: the Netherlands
Investors’ Rights.  Each Fund relies on the services of BFA and its other service providers, including the Distributor, administrator, custodian and transfer agent. Further information about the duties and roles of these service providers is set out in this SAI. Investors who acquire shares of a Fund are not parties to the relevant agreement with these service providers and do not have express contractual rights against the Fund or its service providers, except certain institutional investors that are Authorized Participants may have certain express contractual rights with respect to the Distributor under the terms of the relevant Authorized Participant Agreement. Investors may have certain legal rights under federal or state law against a Fund or its service providers. In the event that an investor considers that it may have a claim against a Fund, or against any service provider in connection with its investment in a Fund, such investor should consult its own legal advisor.
By contract, Authorized Participants irrevocably submit to the non-exclusive jurisdiction of any New York State or U.S. federal court sitting in New York City over any suit, action or proceeding arising out of or relating to the Authorized Participant Agreement. Jurisdiction over other claims, whether by investors or Authorized Participants, will turn on the facts of the particular case and the law of the jurisdiction in which the proceeding is brought.
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Appendix A - Proxy Voting Policies

Open-End Active and Fixed Income Index Fund Proxy Voting Policy
Procedures Governing Delegation of Proxy Voting to Fund Advisers
Effective Date: January 1, 2025
________________________________________
Applies to the following types of Funds registered under the 1940 Act:
☐ Index Equity Mutual Funds and Exchange-Traded Funds
☒ Open-End Active and Fixed Income Index Mutual Funds and Exchange-Traded Funds
☐ Money Market Funds
☐ Closed-End Funds
☐ Other
________________________________________
Objective and Scope
Set forth below is the Open-End Active and Fixed Income Index Fund Proxy Voting Policy.
Policy / Document Requirements and Statements
The Boards of Trustees/Directors (“Directors”) of certain open-end funds (the “Funds”) advised by BlackRock Fund Advisors or BlackRock Advisors, LLC (“BlackRock”), have the responsibility for the oversight of voting proxies relating to portfolio securities of the Funds, and have determined that it is in the best interests of the Funds and their shareholders to delegate the responsibility to vote proxies to BlackRock, subject to the principles outlined in this Policy, as part of BlackRock’s authority to manage, acquire and dispose of account assets, all as contemplated by the Funds’ respective investment management agreements.
BlackRock has adopted the BlackRock Active Investment Stewardship Global Engagement and Voting Guidelines (as from time to time amended, the “Guidelines”) governing proxy voting by active and fixed income index Funds managed by BlackRock. The Guidelines include “climate and decarbonization” guidelines which apply to the Funds listed in Appendix A, if any.
BlackRock will cast votes on behalf of each of the Funds covered by this policy on specific proxy issues in respect of securities held by each such Fund (or may refrain from voting) in accordance with the Guidelines.
Conflicts Management
BlackRock Active Investment Stewardship (“BAIS”) maintains policies and procedures that seek to prevent undue influence on BlackRock’s proxy voting activity and to mitigate material conflicts of interest in the exercise of proxy voting responsibilities. Potential material conflicts, and the resultant potential for undue influence, might be due to a relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates or employees, or a Fund or a Fund’s affiliates. BlackRock has taken certain steps to mitigate potential conflicts, which are outlined in detail in the Guidelines. In mitigating conflicts, BAIS will adhere to the Guidelines.
In certain instances, BAIS will engage an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid potential conflicts of interest, to satisfy regulatory compliance requirements, or as may be otherwise required by applicable law.

With respect to the relationship between securities lending and proxy voting, shares on loan cannot be voted and BlackRock may determine to recall them for voting, as guided by BlackRock’s fiduciary responsibility to act in clients’ financial interests. The Guidelines set forth BlackRock’s approach to recalling securities on loan in connection with proxy voting.
Reports to the Board
BlackRock will report on an annual basis to the Directors on (1) a summary of the proxy voting process as applicable to the Funds covered by this policy in the preceding year together with a representation that all votes were in accordance with the Guidelines and (2) any material changes to the Guidelines, including material changes to conflicts management practices, that have not previously been reported.
Appendix A
BlackRock U.S. Carbon Transition Readiness ETF
BlackRock World ex U.S. Carbon Transition Readiness ETF

BlackRock Active Investment Stewardship
Global Engagement and Voting Guidelines
Effective as of January 2025

Overview	A-4
Introduction to BlackRock	A-4
About BlackRock Active Investment Stewardship	A-5
Our approach to stewardship within active equities	A-5
Our approach to stewardship within fixed income	A-5
Boards of Directors	A-6
Executive compensation	A-8
Non-executive director compensation	A-9
Capital structure	A-9
Transactions and special situations	A-10
Corporate reporting, risk management and audit	A-11
Shareholder rights and protections	A-12
Shareholder proposals	A-13
Corporate political activities	A-13
Sustainability, or environmental and social, considerations	A-13
Key stakeholders	A-14
Climate and decarbonization investment objectives	A-14
Appendix 1: How we fulfil and oversee our active investment stewardship responsibilities	A-14
Overview
This document provides high level guidance on how BlackRock Active Investment Stewardship (BAIS) views corporate governance matters that are commonly put to a shareholder vote, or on which investors engage with issuers. BAIS works in partnership with BlackRock’s investment teams, excluding index equity, providing expertise on investment stewardship, engaging with companies on behalf of those teams when appropriate, and assisting in recommending, operationalizing and reporting on voting decisions. The guidance informs BAIS’ voting recommendations to BlackRock’s active portfolio managers. It applies to active equity holdings in BlackRock’s fundamental equity, systematic equity and multi-asset solutions strategies. It also may apply to holdings in BlackRock’s index and active fixed income strategies, to the extent those strategies hold voting securities or conduct issuer engagements. The guidelines are not prescriptive as active portfolio managers have discretion as to how they integrate these guidelines within their investment processes in light of their clients’ or funds’ investment objectives. There are separate, independently developed principles and voting policies that are applied to BlackRock’s index equity investments by a distinct and independent function, BlackRock Investment Stewardship.
Introduction to BlackRock
BlackRock’s purpose is to help more and more people experience financial well-being. We manage assets on behalf of institutional and individual clients, across a full spectrum of investment strategies, asset classes, and regions. Our client base includes pension plans, endowments, foundations, charities, official institutions, insurers, and other financial institutions, as well as individuals around the world.

About BlackRock Active Investment Stewardship
BlackRock Active Investment Stewardship (BAIS) is a specialist team within the Portfolio Management Group and manages BlackRock’s stewardship engagement and voting on behalf of clients invested in active strategies globally. BAIS is also responsible for engagement with issuers in index fixed income strategies, where appropriate. Our activities are informed by these Global Engagement and Voting Guidelines (“the Guidelines”) and insights from active investment analysts and portfolio managers, with whom we work closely in engaging companies and voting at shareholder meetings.
Engagement with public companies is the foundation of our approach to stewardship within fundamental active investing. Through direct dialogue with company leadership, we seek to understand their businesses and how they manage risks and opportunities to deliver durable, risk adjusted financial returns. Generally, portfolio managers and stewardship specialists engage jointly on substantive matters. Our discussions focus on topics relevant to a company’s success over time including governance and leadership, corporate strategy, capital structure and financial performance, operations and sustainability-related risks, as well as macro-economic, geopolitical and sector dynamics. We aim to be constructive investors and are generally supportive of management teams that have a track record of financial value creation. We aim to build and maintain strong relationships with company leadership based on open dialogue and mutual respect.
Different active equity strategies may implement these voting guidelines differently, as a result of the latitude the portfolio manager has to make independent voting decisions aligned with their portfolio objectives and investment strategy. For example, BAIS will generally vote the holdings in Systematic Active Equity portfolios in accordance with these guidelines. We provide voting recommendations to fundamental equity portfolio managers, who may determine to vote differently based on their portfolio investment objectives and strategy.
These guidelines discuss corporate governance topics on which we may engage with management teams and board directors(1) and matters that routinely come to a shareholder vote. We recognize that accepted corporate governance norms can differ across markets, and believe these guidelines represent globally applicable elements of governance that support a company’s ability to manage material risks and opportunities and deliver financial returns to investors. Generally, we believe companies should observe accepted corporate governance norms within their local markets or, particularly in markets without well-established norms, aspire to widely recognized international best practices. As one of many minority shareholders, BlackRock cannot – and does not try to – direct a company’s strategy or its implementation. We look to companies to provide disclosures that explain how their approach to corporate governance best aligns with the financial interests of their investors.
Our approach to stewardship within active equities
As shareholders of public companies, BlackRock’s clients have certain fundamental rights, including the right to vote on proposals put forth by a company’s management or its shareholders. The voting rights attached to these clients’ holdings are an important mechanism for investors to express support for, or concern about, a company’s performance. As a fiduciary, BlackRock is legally required to make proxy voting determinations, on behalf of clients who have delegated voting authority to us, in a manner that is consistent with their investment objectives.
In general, we tend to support the recommendations of the board of directors and management. As indicated below, we may vote against management recommendations when we have concerns about how companies are serving the financial interests of our clients as their shareholders. We take a globally consistent approach to voting but consider the different corporate governance regulations and norms in various markets. Votes are determined on a case-by-case basis, in the context of a company’s situation and the investment mandate we have from clients. Please see page 16 for more information about how we fulfil and oversee BlackRock’s non-index equity investment stewardship responsibilities.
Our approach to stewardship within fixed income
Although fixed income investors do not have the right to vote at shareholder meetings, issuer engagement is a component of fixed income investment strategies at BlackRock, particularly those with sustainability objectives in addition to financial objectives. Most corporate governance-related fixed income engagements are undertaken in conjunction with the active investment stewardship team, and often active equity investors. In addition to the topics listed below, engagement with fixed

(1)
References to the board, board directors or non-executive directors should be understood to include supervisory boards and their members, where relevant.

income investment teams can help inform an issuer’s approach to structuring specialist issuances, such as green bonds, and the standard terms and information in bond documentation.
Boards of Directors
Roles and responsibilities
There is widespread consensus that the foundation of good corporate governance is an effective board of directors that is able to advise and supervise management in an independent and objective manner(2).
We look to the board of directors (hereafter ‘the board’) to have an oversight role in the establishment and realization of a company’s strategy, purpose and culture. These constructs are interdependent and, when aligned, can better position a company to be resilient in the face of a changing business environment, help reduce the risks of corporate or employee misconduct, and attract and retain the caliber of workers necessary to deliver financial performance over time.
In promoting the success of the company, the board ensures the necessary resources, policies and procedures are in place to help management meet its strategic objectives within an agreed risk tolerance.
One of the most important responsibilities of the board is to appoint, and remove as necessary, the chief executive officer (CEO). In addition, the board plays a meaningful role in monitoring the performance of the CEO and other key executives, determining executive compensation, ensuring a rigorous audit, overseeing strategy execution and risk management and engaging with shareholders, and other stakeholders, as necessary.
Composition and effectiveness
Appointment process
A formal and transparent process for identifying and appointing director candidates is critical to ensuring the board is composed of directors with the appropriate mix of skills and experience. The board or a sub-committee should determine the general criteria given the company’s circumstances (e.g., sector, maturity, geographic footprint) and any additional criteria for a specific role being filled (e.g., financial expertise, industry track record). To inform the process, we encourage companies to review the skills and experience of incumbent directors to identify any gaps and whether a director candidate’s characteristics would be additive. We welcome disclosures that explain how the board considered different skills, backgrounds and experience to ensure the directors collectively can be effective in fulfilling their responsibilities. We assess a company’s board composition against that of its peer group and local market requirements.
Shareholders periodically vote to elect, remove and nominate directors to serve on the board. We may vote against the election of the most senior independent director, or the chair of the relevant committee, where a company has not demonstrated it has an appointment process that results in a high functioning board with the appropriate complement of skills, backgrounds and experience amongst the directors to support strong financial performance over time. We may vote against newly nominated directors who do not seem to have the appropriate skills or experience to contribute to the board’s effectiveness.
Independence
Director independence from management, significant shareholders or other stakeholders (e.g., government or employees) is of paramount importance to the protection of the interests of minority shareholders such as BlackRock’s clients. At least half of the directors should be independent and free from conflicts of interest or undue influence(3). This ensures sufficient independent directors to have appropriately independent board committees. Companies domiciled in markets with a higher threshold for board independence should meet those requirements.

(2)
See the Corporate Governance Codes of Germany, Japan, and the UK, as well as the corporate governance principles of the US Business Roundtable as examples.
(3)
Common impediments to independence may include but are not limited to: current or recent employment at the company or a subsidiary; being, or representing, a shareholder with a substantial shareholding in the company; interlocking directorships; lengthy tenure, and having any other interest, business, or other relationship which could, or could reasonably be perceived to, materially interfere with a director’s ability to act in the best interests of the company and shareholders.

We may vote against the election of non-independent directors if the board does not have a sufficient balance of independence. We may also vote against the election of the chair of the committee responsible for board composition if this is a perennial issue.
Independent board leadership
Practices across markets differ, as do board structures, but we observe two main approaches to independent board leadership. One is a non-executive, independent chair of the board who is responsible for leading the board in the effective exercise of its duties. The other is a lead or senior independent director, who is responsible for coordinating with the other non-executive directors and working closely with the executive chair on the board agenda and other board procedures. In this case, the executive chair and the lead independent director work together to ensure the board is effectively fulfilling its responsibilities. In our view, the independent leader of the board, and/or the chair of a relevant committee, should be available to investors to discuss board governance matters such as CEO succession, executive pay, and board performance. We look to boards to explain their independent board leadership model and how it serves the interests of shareholders.
We may vote against the election of the chair of the committee responsible for board composition if there is not an identified independent leader of the board with clear responsibilities for board performance. We may vote against the most senior independent director if the board has a policy of not engaging with shareholders.
Tenure and succession
Boards should establish the length of time a director would normally be expected to serve, in line with market norms where those exist. In such markets, we find it helpful when companies disclose their approach to director tenure particularly around the contributions of directors who have served for longer periods than provided for in local practices. In our experience, long-serving directors could become less independent given their relationship with management and involvement in past board decisions.
Succession planning for board roles helps achieve the appropriate cadence of turnover that balances renewal through the regular introduction of directors with fresh perspectives and expertise with continuity through the retention of directors with long-term knowledge of the board and company.
In markets where there is not specific director tenure guidance, we may vote against the election of the chair of the committee responsible for board composition if there is not a clearly disclosed approach to director tenure and board renewal. We may vote against the election of directors who have served for longer duration than typical in markets with specific guidance, where the case for their continued service is not evident.
Capacity
To be effective and engaged, directors must commit appropriate time and energy to the role. A board should assess the ability of its members to maintain an appropriate focus on board matters and the company taking into consideration competing responsibilities. We recognize that board leadership roles vary across markets in responsibilities and required time commitment but note that they are generally more intensive than a standard directorship. We will take local norms and practices into consideration when making our voting determinations across markets.
We may vote against the election of directors who do not seem to have sufficient capacity to effectively fulfil their duties to the board and company.
Director elections
In support of director accountability to shareholders, directors should stand for election on a regular basis, ideally annually. A classified board structure may be justified by a company when it needs consistency and stability during a time of transition, or on the basis of its business model, e.g., a non-operating company such as closed-end funds.
Shareholders should have the opportunity to evaluate nominated directors individually rather than in bundled slates. We look to companies to provide sufficient information on each director standing for election so that shareholders can assess their capabilities and suitability. We will not support the election of directors whose names and biographical details have not been disclosed sufficiently in advance of the shareholder meeting.

Each director’s appointment should be dependent on receiving a simple majority of the votes cast at the shareholder meeting. Where a company’s practices differ, we look to the board to provide a detailed explanation as to how its approach best serves investors’ interests.
We may vote for shareholder or management proposals seeking to establish annual election of directors and/or a simple majority vote standard for director elections. We may vote against all the directors standing for election as part of a single slate if we have concerns about the profile or performance of an individual director.
Committees
Many boards establish committees to focus on specific responsibilities of the board such as audit and risk, governance and human capital, and executive compensation, amongst other matters. We do not prescribe to companies what committees they should establish but we seek to understand the board’s rationale for the committee structure it determines is appropriate. We note that, in some markets, regulation requires such committees. The responsibilities of each committee should be clear, and the board should ensure that all critical matters are assigned either to the full board or to one of the committees. The board should disclose to shareholders the structure, membership, proportion of independent directors, and responsibilities of each committee. The responsibilities we typically see assigned to the three most common committees include:
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Audit and risk – oversight responsibilities for the integrity of financial reporting, risk management and compliance with legal and regulatory requirements; may also play an oversight role in relation to the internal audit function and whistleblowing mechanisms.
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Nominating, governance and human capital – ensures appropriate corporate governance principles and practices including the periodic review of board performance; responsible for succession planning for CEO and key board roles, as well as the director appointment process; may also have oversight responsibilities for human capital management strategies including corporate culture and purpose.
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Executive compensation – determines the compensation policies and programs for the CEO and other executive officers, approves annual awards and payments under the policies; may also have oversight responsibilities for firm-wide compensation policies.
We may vote against the election of the chair of the committee or other directors serving as committee members to convey our concerns and provide feedback on how a committee has undertaken its responsibilities. We may vote against the election of the most senior non-executive director if there is not a clearly disclosed approach to board committees.
Board and director evaluation
We consider it best practice for companies to conduct an annual review of the performance of the board, the committees, the chair and individual directors. Periodically, this review could be undertaken by an independent third party able to bring objective perspectives to the board on governance and performance. We encourage companies to disclose their approach to and objectives of evaluations, including any changes made to the board’s approach as a result.
Access to independent advice
To support the directors in effectively fulfilling their duties to the company and shareholders, they should have access to independent advice. When circumstances warrant, boards should be able to retain independent third parties to advise on critical matters. These might include new industry developments such as emergent and disruptive technology, operating events with material consequences for the company’s reputation and/or performance, or significant transactions. Board committees may similarly retain third parties to advise them on specialist matters such as audit, compensation and succession planning.
Executive compensation
Boards should establish compensation arrangements that enable the company to recruit, retain and reward the caliber of executive management necessary to lead and operate the company to deliver superior financial returns over time. We focus on alignment between variable pay and a company’s financial performance.
Generally, executive compensation arrangements have four components: base salary, annual bonus that rewards performance against short-term metrics, share-based incentives that reward performance against long-term metrics, and pensions and benefits. In our observation, base salary, pensions and benefits are largely set relative to market norms and benchmarks. The annual bonus and share-based incentive, or variable pay plans, tend to be tailored to the company, its sector and long-term strategy, as well as the individuals the board is seeking to recruit and motivate.
Recognizing the unique circumstances of each company, we determine whether to support a company’s approach to executive compensation on a case-by-case basis. We rely on companies providing sufficient quantitative and qualitative information in their disclosures to enable shareholders to understand the compensation arrangements and assess the alignment with investors’ interests. Features we look for in compensation arrangements include:
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Fixed pay components, including base salary, benefits and prerequisites that are appropriate in the context of the company’s size, sector and market.
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Variable pay subject to performance metrics that are closely linked to the company’s short- and long-term strategic objectives.
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Long-term incentives that motivate sustained performance across a multi-year period.
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A balance between fixed and variable pay, short- and long-term incentives, and specific instruments (cash and equity awards) that promotes pay program durability and seldom necessitates one-off, discretionary payments.
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Outcomes that are consistent with the returns to investors over the relevant time period.
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Board discretion, if allowed within the variable pay arrangements, to be used sparingly, responsibly and transparently.
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A requirement, that participants in long-term share-based incentive plans build a meaningful shareholding in the company within a defined time period, as determined by the board.
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Change of control provisions that appropriately balance the interests of executives and shareholders.
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Clawback or malus provisions that allow the company to recoup or hold back variable compensation from individuals whose awards were based on fraudulent activities, misstated financial reports, or executive misconduct.
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Severance arrangements that protect the company’s interests but do not cost more than is contractual.
We may vote against proposals to introduce new share-based incentives, approve existing policies or plans, or approve the compensation report where we do not see alignment between executive compensation arrangements and our clients’ financial interests. When there is not an alternative, or where there have been multi-year issues with compensation misaligned with performance, we may vote against the election of the chair of the responsible committee, or the most senior independent director.
Non-executive director compensation
Companies generally pay non-executive directors an annual retainer or fee in cash, shares or a combination of the two. Some companies also pay additional fees for service on board committees or in board leadership roles. We do not support non-executive directors participating in performance-based incentive plans as doing so may create a conflict of interest and undermine their independence from management, whom they oversee.
Capital structure
Boards are responsible for ensuring senior executive leadership has established a capital strategy that achieves appropriate capital allocation and management in support of long-term financial resilience.
Where company practices diverge from those set out below, we look for companies to disclose why they view these practices to be aligned with shareholders’ interests. We may vote against management proposals seeking capital-related authorities or the election of the most senior independent director if we have concerns about a company’s approach. We may also support a shareholder proposal seeking conversion of shares with differentiated voting rights to a one-share, one-vote standard.
Share issuance
We assess requests for share issuance for particular transactions on a case-by-case basis. We will generally support authorities to issue shares when subject to pre-emptive rights, and up to 20% absent pre-emptive rights. Companies should seek regular approval of these authorities to allow shareholders to take into consideration how prior authorities were used, as well as the current circumstances of the company and the market environment.

Share buybacks
We assess share buyback proposals in the context of the company’s disclosed capital management strategy and management’s determination of the appropriate balance between investment that supports the long-term growth of the company and returning cash to investors. We also take into consideration the effect of a buyback program on the company’s balance sheet and executive compensation arrangements and the price at which shares are repurchased relative to market price. Companies should seek regular approval of these authorities to allow shareholders to take into consideration how prior authorities were used, as well as the current circumstances of the company and the market environment.
We would normally expect companies to cancel repurchased shares. If a company plans to retain them as treasury shares, management should provide a detailed rationale in the context of the disclosed capital management strategy.
Dividends
We generally defer to management and the board on dividend policy but may engage to seek further clarification where a proposed dividend appears out of line with the company’s financial position.
Differentiated voting rights
We prefer companies to adopt a one-share, one-vote structure for share classes with the same economic exposure. Certain companies, particularly those new to public markets, could make the case to adopt a differentiated voting rights structure, or dual class stock. In those situations, we encourage companies to evaluate and seek approval for their capital structure on a periodic basis.
Transactions and special situations
We monitor developments in transactions and special situations closely and undertake our own detailed analyses of proposals.
Mergers and acquisitions
We evaluate proposed mergers or acquisitions by assessing the financial outcome for our clients as minority shareholders. Management should provide an assessment of the proposed transaction’s strategic and financial rationale, along with its execution and operational risks. We review each transaction independently based on these factors and the degree to which the transaction enhances shareholder value. The board should consider establishing an ad hoc transaction committee to undertake an independent assessment of a significant merger or acquisition, in advance of making its recommendation to shareholders.
We will vote against transactions that, in our assessment, do not advance our clients’ financial interests.
Anti-takeover defenses
In principle, we do not support companies using anti-takeover defenses, also known as poison pills or shareholder rights plans, as they can entrench management and boards which have not delivered long-term shareholder value. By exception, a poison pill may be supported if its purpose is to delay a takeover that is considered sub-optimal and enable management to seek an improved offer. Similarly, management could make the case to use a poison pill to block a shareholder activism campaign that may be counter to the interests of other investors. Defense mechanisms introduced in these circumstances should be limited in term and threshold, and also be closely monitored by the independent members of the board. We look for a shareholder vote for any mechanisms expected to be in place for more than 12 months.
Shareholder activism
When companies are the focus of an activism campaign, we may engage with the activist to understand their analysis and objectives, once they have gone public. We will also engage with company management and possibly board members, especially those the activist may be seeking to replace. In our assessment, we evaluate various factors, including the concerns raised by the activist and the case for change; the quality of both the activist’s and management’s plans; and the qualifications of each party’s candidates. We evaluate each contested situation by assessing the potential financial outcome for our clients as minority shareholders.

We may support board candidates nominated by a shareholder activist if the activist has demonstrated that their case for change enhances shareholder value, or if the incumbent board members do not demonstrate the relevant skills and expertise or have a poor track record of protecting shareholders’ interests.
Significant shareholders and related party transactions
Boards of companies with affiliated shareholders or directors should be able to demonstrate that the interests of all shareholders are given equitable consideration.
Transactions with related parties, such as significant shareholders or companies connected with the public company, should be disclosed in detail and conducted on terms similar to what would objectively have been agreed with a non-related party. Such transactions should be reviewed and approved by the independent members of the board, and if voted on, only disinterested shareholders should vote.
Corporate reporting, risk management and audit
Investors depend on corporate reporting, both regulatory and voluntary, to understand a company’s strategy, its implementation and financial performance, as well as to assess the quality of management and operations and potential for the company to create shareholder value over time. The board should oversee corporate reporting and the policies and procedures underpinning the internal audit function and external audit.
A company’s financial reporting should provide decision-useful information for investors and other stakeholders on its financial performance and position. It should provide an accurate and balanced assessment of the risks and opportunities the company faces in realizing its long-term strategy. Accordingly, the assumptions made by management and reviewed by the auditor in preparing the financial statements should be reasonable and justified. Financial statements should be prepared in accordance with globally developed reporting standards and any divergence from generally accepted accounting principles should be explained in detail and justified. Accounting restatements should be explained in detail and any remedial actions, and the implications of these, disclosed.
In this context, audit committees play a vital role in a company’s financial reporting system by providing independent oversight of the accounts, material financial and, where appropriate to the jurisdiction, nonfinancial information, internal control frameworks and Enterprise Risk Management systems. In our view, effective audit committee oversight strengthens the quality and reliability of a company’s financial statements and provides an important level of reassurance to shareholders. Audit committees should have a procedure in place for assessing the independence of the auditor and the quality of the external audit process annually.
Similarly, material sustainability-related factors that are integral to how a company manages risks or generates revenue should be disclosed. In our view, the standards developed by the International Sustainability Standards Board, can be helpful to companies in preparing such reports(4).
Companies should establish robust risk management and internal control processes appropriate to the company’s business, risk tolerance, and regulatory environment. A credible whistleblowing system for employees, and potentially other stakeholders, can be a useful mechanism for ensuring that senior management and the board are aware of potential misconduct or breaches in risk management and internal control processes.
A comprehensive audit conducted by an independent audit firm contributes to investor confidence in the quality of corporate reporting. It is helpful when the audit report gives some insight into the scope and focus of the audit, as well as any critical audit matters identified and how these were resolved. A comprehensive and effective audit is time and resource intensive, and the audit fee should be commensurate. Fees paid to the audit firm for non-audit consulting should not exceed the audit fee to a degree that may prompt concerns about the independence of the audit. The audit committee should explain its position on auditor tenure and how it confirmed that the auditor remained independent.

(4)
The objective of IFRS S1 General Requirements for Disclosure of Sustainability-related Financial Information is to require an entity to disclose information about its sustainability-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity. The objective of IFRS S2 Climate-related Disclosures is to require an entity to disclose information about its climate-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity.

We may vote against the election of the responsible directors if corporate reporting is insufficient or there are material misstatements in financial reports. In markets where relevant, we may vote against a proposal to approve the financial statements or the discharge of the board when we are concerned about the quality of the reporting or the audit. We may vote against proposals to appoint the auditor, ratify the audit report, or approve the audit fee if we are concerned about the auditor’s independence, the quality of the audit, or there are material misstatements in financial reports and the board has not established reasonable remediation plans.
Shareholder rights and protections
General shareholder meetings
Companies normally have an annual general meeting of shareholders at which routine and non-routine items of business are discussed and voted on by shareholders in attendance or submitting proxy votes. Companies should disclose materials relevant to the shareholder meeting sufficiently in advance so that shareholders can take them into consideration in their voting decisions. Many companies offer shareholders the option of participating in the meeting virtually which, whilst welcome, should not limit the rights of shareholders to participate as they would during an in-person meeting.
We may vote against directors when materials related to the business of the shareholder meeting are not provided in a timely manner or do not provide sufficient information for us to take an informed voting decision. We may vote against directors if the format of the shareholder meeting does not accommodate reasonable shareholder participation.
Bylaw amendments
We review bylaw amendments proposed by management on a case-by-case basis and will generally support those that are aligned with the interests of minority shareholders. Any material changes to the bylaws should be explained in detail and put to a shareholder vote.
We may vote against bylaw amendments that reduce shareholder rights and protections. We may vote against directors if material changes are made to the bylaws without shareholder approval.
If not provided for in the relevant corporate law, company bylaws should allow shareholders, individually or as a group, with a meaningful shareholding the right to call a special meeting of shareholders. The shareholding required to exercise this right should balance its utility with the cost to the company of holding special meetings.
If not provided for in the relevant corporate law, company bylaws should allow shareholders, individually or as a group, with a meaningful shareholding the right to nominate directors to the company’s board. The threshold for this right should be set so that shareholders can exercise it without being unduly disruptive to the board’s own nomination process.
Whilst we would not use either of these rights ourselves, we see them as important accountability mechanisms. We may vote for a shareholder proposal seeking the addition of either of these provisions to a company’s bylaws.
Change of domicile
We generally defer to management on proposals to change a company’s domicile as long as the rationale for doing so is consistent with the company’s long-term strategy and business model and the related costs are immaterial.
We may vote against directors or a proposal to change a company’s domicile where it does not seem aligned with our clients’ financial interests.
Changes to a company’s purpose or the nature of its business
Plans to materially change the nature of a company’s business or its purpose should be disclosed and explained in the context of long-term strategy and business dynamics. Such changes may significantly alter an investor’s views on the suitability of a company for their investment strategy or portfolio.
Where relevant, we may vote against proposals to change a company’s purpose or the nature of its business if the board has not provided a credible argument for change.

Shareholder proposals
Shareholders in many markets, who meet certain eligibility criteria, have the right to submit proposals to the general shareholder meeting asking a company to take a particular course of action subject to the proposal being supported by a majority of votes cast at the meeting. The topics raised address a range of governance, social and environmental matters that may be relevant to a company’s business. Shareholder proposals are considered by many investors to be an escalation tool when a company is unresponsive to their engagement.
We vote on these proposals on a case-by-case basis. We assess the relevance of the topic raised to a company’s business and its current approach, whether the actions sought are consistent with shareholders’ interests, and what impact the proposal being acted upon might have on financial performance.
Our general approach where we have concerns about a company’s governance, disclosures or performance is to engage to understand the apparent difference in perspective. If we continue to believe the company is not acting in shareholders’ financial interests, we may vote against the election of directors. We may support a relevant shareholder proposal if doing so reinforces the points made in our engagement or is aligned with our clients’ financial interests. We generally do not support shareholder proposals that are legally binding on the company, seek to alter a company’s strategy or direct its operations, or are unrelated to how a company manages risk or generates financial returns.
BlackRock is subject to legal and regulatory requirements in the U.S. that place restrictions and limitations on how we can interact with the companies in which we invest on behalf of our clients, including our ability to submit shareholder proposals. We can vote on behalf of clients who authorize us to do so, on proposals put forth by others.
Corporate political activities
We seek to understand how companies ensure that their direct and indirect engagement in the policy making process is consistent with their public statements on policy matters important to the company’s long-term strategy. The board should be aware of the approach taken to corporate political activities as there can be reputational risks arising from inconsistencies. Companies should, as a minimum, meet all regulatory disclosure requirements on political activities, and ideally, provide accessible and clear disclosures to shareholders on policy positions, public policy engagement activities and political donations. To mitigate the risk of inconsistencies, companies can usefully assess the alignment between their policy priorities and the policy positions of the trade associations of which they are active members and any engagements undertaken by trade associations on behalf of members.
Generally, this is an engagement matter, although we may support a relevant shareholder proposal, or vote against directors, where a company’s disclosures are insufficient, or it becomes public that there is a material contradiction in a company’s public policy positions and its policy engagement.
Sustainability, or environmental and social, considerations
We seek to understand how companies manage the risks and opportunities inherent in their business operations. In our experience, sustainability-related factors(5) that are relevant to a company’s business or material to its financial performance, are generally operational considerations embedded into day-to-day management systems. Certain sustainability issues may also inform long-term strategic planning, for example, investing in product innovation in anticipation of changing consumer demand or adapting supply chains in response to changing regulatory requirements.
We recognize that the specific sustainability-related factors that may be financially material or business relevant will vary by company business model, sector, key markets, and time horizon, amongst other considerations. From company disclosures and our engagement, we aim to understand how management is identifying, assessing and integrating material

(5)
By material sustainability-related risks and opportunities, we mean the drivers of risk and financial value creation in a company’s business model that have an environmental or social dependency or impact. Examples of environmental issues include, but are not limited to, water use, land use, waste management, and climate risk. Examples of social issues include, but are not limited to, human capital management, impacts on the communities in which a company operates, customer loyalty, and relationships with regulators. It is our view that well-managed companies will effectively evaluate and manage material sustainability-related risks and opportunities relevant to their businesses. Governance is the core means by which boards can oversee the creation of durable financial value over time. Appropriate risk oversight of business-relevant and material sustainability-related considerations is a component of a sound governance framework.

sustainability-related risks and opportunities into their business decision-making and practices. Doing so helps us undertake a more holistic assessment of a company’s potential financial performance and the likely risk-adjusted returns of an investment.
We may vote against directors or support a relevant shareholder proposal if we have concerns about how a company is managing or disclosing its approach to material sustainability-related risks that may impact financial returns.
Key stakeholders
In our view, companies should understand and take into consideration the interests of the various parties on whom they depend for their success over time. It is for each company to determine their key stakeholders based on what is material to their business and long-term financial performance. For many companies, key stakeholders include employees, business partners (such as suppliers and distributors), clients and consumers, regulators, and the communities in which they operate. Companies that appropriately balance the interests of investors and other stakeholders are, in our experience, more likely to be financially resilient over time.
Climate and decarbonization investment objectives
Certain active BlackRock funds have climate and decarbonization objectives in addition to financial objectives. Consistent with the objectives of those investment strategies, our stewardship activity in relation to the holdings in those funds differs in some respects from BAIS’ benchmark guidelines, which are described above. Specifically, for those funds’ holdings, we look to investee companies to demonstrate that they are aligned with a decarbonization pathway that means their business model would be viable in a low-carbon economy, i.e., one in which global temperature rise is limited to 1.5⁰C above pre-industrial levels. This approach is only taken following BlackRock receiving the explicit approval from the applicable fund board.
The decarbonization stewardship guidelines focus on companies which produce goods and services that contribute to real world decarbonization or have a carbon intensive business model and face outsized impacts from the low carbon transition, based on reported and estimated scopes 1, 2, and 3 greenhouse gas emissions. These companies should provide disclosures that set out their governance, strategy, risk management processes and metrics and targets relevant to decarbonization. These disclosures should include an explanation of the decarbonization scenarios a company is using in its near- and long-term planning, as well as its scope 1, scope 2 and material scope 3 greenhouse gas (GHG) emissions and reduction targets for scope 1 and 2 emissions. As with the BAIS benchmark policies, we consider the climate-risk reporting standard issued by the International Sustainability Standards Board, IFRS S2, a useful reference for such reporting.
Under these climate- and decarbonization-specific guidelines, BAIS may recommend a vote against directors or support for a relevant shareholder proposal if a company does not appear to be adequately addressing or disclosing material climate-related risks. We may recommend supporting shareholder proposals seeking information relevant to a company’s stated low-carbon transition strategy and targets that the company does not currently provide and that would be helpful to investment decision-making. As under the BAIS benchmark approach, the active portfolio managers are ultimately responsible for voting consistent with their investment mandate and fund objectives.
Appendix 1: How we fulfil and oversee our active investment stewardship responsibilities
Oversight
The Global Head of BAIS has primary oversight of and responsibility for the team’s activities, including voting in accordance with the BlackRock Active Investment Stewardship Global Engagement and Voting Guidelines (“the Guidelines”), which require the application of professional judgment and consideration of each company’s unique circumstances, as well as input from active investors. BAIS is independent from BlackRock Investment Stewardship in our engagement and voting activities, reporting lines, and oversight.
The Active Investment Stewardship Oversight Committee, comprised of senior representatives of the active investment, legal and risk teams, reviews and advises on amendments to BAIS’ Global Engagement and Voting Guidelines. The Committee also considers developments in corporate governance, related public policy, and market norms and how these might influence BAIS’ policies and practices. The Committee does not determine voting decisions, which are the responsibility of BAIS and the relevant active equity investors.

In addition, there is a standing advisory group of senior active investors who counsel BAIS on complex or high-profile votes before a recommendation is finalized and escalated to the portfolio managers with holdings in the company under consideration. This group also formally reviews any revisions to the Engagement and Voting Guidelines proposed by BAIS as part of its annual review.
BAIS carries out engagement with companies in collaboration with active investment colleagues, executes proxy votes, and conducts vote operations (including maintaining records of votes cast) in a manner consistent with the Guidelines. BAIS also conducts research on corporate governance issues and participates in industry discussions to contribute to and keep abreast of important developments in the corporate governance field. BAIS may use third parties for certain of the foregoing activities and performs oversight of those third parties (see “Use and oversight of third-party vote services providers” below).
Voting guidelines and vote execution
BlackRock votes on proxy issues when our clients authorize us to do so. We carefully consider the voting items submitted to funds and other fiduciary account(s) (Fund or Funds) for which we have voting authority. BlackRock votes (or refrains from voting) for each Fund for which we have voting authority based on our evaluation of the alignment of the voting items with the long-term economic interests of our clients, in the exercise of our independent business judgment, and without regard to the relationship of the issuer (or any shareholder proponent or dissident shareholder) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates, or BlackRock employees (see “Conflicts management policies and procedures,” below).
When exercising voting rights, BAIS will normally vote on specific proxy issues in accordance with the Guidelines, although portfolio managers have the right to vote differently on their holdings if they determine doing so is more aligned with the investment objective and financial interests of clients invested in the funds they manage.
The Guidelines are not intended to be exhaustive. BAIS applies the Guidelines on a case-by-case basis, in the context of the individual circumstances of each company and the specific issue under review. As such, the Guidelines do not indicate how BAIS will vote in every instance. Rather, they reflect our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots. The Guidelines are reviewed annually and updated as necessary to reflect changes in market practices, developments in corporate governance and feedback from companies and clients. In this way, BAIS aims to maintain policies that explain our approach to governance practices most aligned with clients’ long-term financial interests.
In certain markets, proxy voting involves logistical issues which can affect BAIS’ ability to vote such proxies, as well as the desirability of voting such proxies. These issues include, but are not limited to: i) untimely notice of shareholder meetings; ii) restrictions on a foreigner’s ability to exercise votes; iii) requirements to vote proxies in person; iv) “share-blocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); v) potential difficulties in translating the proxy; vi) regulatory constraints; and vii) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions. We are not supportive of impediments to the exercise of voting rights such as share-blocking or overly burdensome administrative requirements.
BlackRock votes proxies in these situations on a “best-efforts” basis. In addition, BAIS may determine that it is generally in the interests of BlackRock’s clients not to vote proxies (or not to vote our full allocation) if the costs (including but not limited to opportunity costs associated with share-blocking constraints) associated with exercising a vote are expected to outweigh the benefit the client would derive by voting on the proposal.
Voting Choice
BlackRock offers Voting Choice, a program that provides eligible clients with more opportunities to participate in the proxy voting process where legally and operationally viable.
Voting Choice is currently available for eligible clients invested in certain institutional pooled funds in the U.S., UK, and Canada that use systematic active equity (SAE) and multi-asset strategies. In addition, institutional clients in separately managed accounts (SMAs) are eligible for BlackRock Voting Choice regardless of their investment strategies(6).

(6)
With Voting Choice, SMAs have the ability to select from a set of voting policies from third-party proxy advisers the policy that best aligns with their views and preferences. BlackRock can then use its proxy voting infrastructure to cast votes based on the client’s selected voting policy.

As a result, the shares attributed to BlackRock in company share registers may be voted differently depending on whether our clients have authorized BAIS to vote on their behalf, have authorized BlackRock to vote in accordance with a third-party policy, or have elected to vote shares in accordance with their own policy. Our clients have greater control over proxy voting because of Voting Choice. BlackRock does not disclose client information, including a client’s selection of proxy policy, without client consent.
Use and oversight of third-party vote services providers
Third-party vote services providers – or proxy research firms - provide research and recommendations on proxy votes, as well as voting infrastructure. As mentioned previously, BlackRock contracts primarily with the vote services provider ISS and leverages its online platform to supply research and support voting, record keeping, and reporting processes. We also use Glass Lewis’ research and analysis as an input into our voting process. It is important to note that, although proxy research firms provide important data and analysis, BAIS does not rely solely on their information or follow their voting recommendations. A company’s disclosures, our past engagements and voting, investment colleagues’ insights and our voting guidelines are important inputs into our voting decisions on behalf of clients.
Given the large universe of actively held companies, BAIS employs the proxy services provider to streamline the voting process by making voting recommendations based on BAIS’ voting guidelines when the items on a shareholder meeting agenda are routine. Agenda items that are not routine are referred back to BAIS to assess, escalate as necessary to the relevant portfolio managers and vote. BAIS reviews and can override the recommendations of the vote services provider at any time prior to the vote deadline. Both BAIS and the vote services provider actively monitor securities filings, research reports, company announcements, and direct communications from companies to ensure awareness of supplemental disclosures and proxy materials that may require a modification of votes.
BAIS closely monitors the third-party vote services providers we contract with to ensure that they are meeting our service level expectations and have effective policies and procedures in place to manage potential conflicts of interest. Our oversight of service providers includes regular meetings with client service teams, systematic monitoring of vendor operations, as well as annual due diligence meetings in accordance with BlackRock’s firmwide policies.
Conflicts management policies and procedures
BAIS maintains policies and procedures that seek to prevent undue influence on BlackRock’s proxy voting activity. Such influence might stem from any relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates, a Fund or a Fund’s affiliates, or BlackRock employees. The following are examples of sources of perceived or potential conflicts of interest:
•
BlackRock clients who may be issuers of securities or proponents of shareholder resolutions
•
BlackRock business partners or third parties who may be issuers of securities or proponents of shareholder resolutions
•
BlackRock employees who may sit on the boards of public companies held in Funds managed by BlackRock
•
Significant BlackRock, Inc. investors who may be issuers of securities held in Funds managed by BlackRock
•
Securities of BlackRock, Inc. or BlackRock investment funds held in Funds managed by BlackRock
•
BlackRock, Inc. board members who serve as senior executives or directors of public companies held in Funds managed by BlackRock
BlackRock has taken certain steps to mitigate perceived or potential conflicts including, but not limited to, the following:
•
Adopted the Guidelines which are designed to advance our clients’ long-term economic interests in the companies in which BlackRock invests on their behalf
•
Established a reporting structure that separates BAIS from employees with sales, vendor management, or business partnership roles. In addition, BlackRock seeks to ensure that all engagements with corporate issuers, dissident shareholders or shareholder proponents are managed consistently and without regard to BlackRock’s relationship with such parties. Clients or business partners are not given special treatment or differentiated access. BAIS prioritizes engagements based on factors including, but not limited to, our need for additional information to make a voting decision or our view on the likelihood that an engagement could lead to positive outcome(s) over time for the economic value of the company. Within the normal course of business, BAIS may engage directly with

BlackRock clients, business partners and/or third parties, and/or with employees with sales, vendor management, or business partnership roles, in discussions regarding our approach to stewardship, general corporate governance matters, client reporting needs, and/or to otherwise ensure that proxy-related client service levels are met
•
Determined to engage, in certain instances, an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid potential conflicts of interest, to satisfy regulatory compliance requirements, or as may be otherwise required by applicable law. In such circumstances, the independent third-party voting service provider provides BlackRock with recommendations, in accordance with the Guidelines, as to how to vote such proxies. BlackRock uses an independent third-party voting service provider to make proxy voting recommendations for shares of BlackRock, Inc. and companies affiliated with BlackRock, Inc. BlackRock may also use an independent third-party voting service provider to make proxy voting recommendations for:
•
public companies that include BlackRock employees on their boards of directors
•
public companies of which a BlackRock, Inc. board member serves as a senior executive or a member of the board of directors
•
public companies that are the subject of certain transactions involving BlackRock Funds
•
public companies that are joint venture partners with BlackRock, and
•
public companies when legal or regulatory requirements compel BlackRock to use an independent third-party voting service provider
In selecting an independent third-party voting service provider, we assess several characteristics, including but not limited to: independence, an ability to analyze proxy issues and make recommendations in the economic interest of our clients in accordance with the Guidelines, reputation for reliability and integrity, and operational capacity to accurately deliver the assigned recommendations in a timely manner. We may engage more than one independent third-party voting service provider, in part to mitigate potential or perceived conflicts of interest at a single voting service provider. The Active Investment Stewardship Oversight Committee appoints and reviews the performance of the independent third-party voting service providers, generally on an annual basis.
Securities lending
When so authorized, BlackRock acts as a securities lending agent on behalf of Funds. Securities lending is a well-regulated practice that contributes to capital market efficiency. It also enables funds to generate additional returns while allowing fund providers to keep fund expenses lower.
With regard to the relationship between securities lending and proxy voting, BlackRock cannot vote shares on loan and may determine to recall them for voting, as guided by our fiduciary duty as an asset manager to our clients in helping them achieve their investment goals. While this has occurred in a limited number of cases, the decision to recall securities on loan as part of BlackRock’s securities lending program in order to vote is based on an evaluation of various factors that include, but are not limited to, assessing potential securities lending revenue alongside the potential long-term financial value to clients of voting those securities (based on the information available at the time of recall consideration). BAIS works with active portfolio managers, as well as colleagues in the Securities Lending and Risk and Quantitative Analysis teams, to evaluate the costs and benefits to clients of recalling shares on loan.
In almost all instances, BlackRock anticipates that the potential long-term financial value to clients of voting shares would not warrant recalling securities on loan. However, in certain instances, BlackRock may determine, in our independent business judgment as a fiduciary, that the value of voting outweighs the securities lending revenue loss to clients and would therefore recall shares to be voted in those instances.
Periodically, BlackRock reviews our process for determining whether to recall securities on loan in order to vote and may modify it as necessary.
Reporting and vote transparency
BAIS is committed to transparency in the stewardship work we do on behalf of clients. We inform clients about our engagement and voting policies and activities through direct communication and disclosure on our website.

Want to know more?
blackrock.com/stewardship | ContactActiveStewardship@blackrock.com
The document is provided for information purposes only and is subject to change. Reliance upon this information is at the sole discretion of the reader.
Prepared by BlackRock, Inc.
©2024 BlackRock, Inc. All rights reserved. BLACKROCK is a trademark of BlackRock, Inc., or its subsidiaries in the United States and elsewhere. All other trademarks are those of their respective owners.

Index Equity Fund Proxy Voting Policy
Procedures Governing Delegation of Proxy Voting to Fund Advisers
Effective Date: January 1, 2025
________________________________________
Applies to the following types of Funds registered under the 1940 Act:
☒ Index Equity Mutual Funds and Exchange-Traded Funds
☐ Open-End Active and Fixed Income Index Mutual Funds and Exchange-Traded Funds
☐ Money Market Funds
☐ Closed-End Funds
☐ Other
________________________________________
Objective and Scope
Set forth below is the Index Equity Fund Proxy Voting Policy.
Policy / Document Requirements and Statements
The Boards of Trustees/Directors (“Directors”) of certain open-end funds (the “Funds”) advised by BlackRock Fund Advisors or BlackRock Advisors, LLC (“BlackRock”), have the responsibility for the oversight of voting proxies relating to portfolio securities of the Funds, and have determined that it is in the best interests of the Funds and their shareholders to delegate the responsibility to vote proxies to BlackRock, subject to the principles outlined in this Policy, as part of BlackRock’s authority to manage, acquire and dispose of account assets, all as contemplated by the Funds’ respective investment management agreements.
BlackRock has adopted the BlackRock Investment Stewardship Global Benchmark Policy(“Guidelines”) (as from time to time amended, the “Guidelines”) governing proxy voting by index equity Funds managed by BlackRock, except for the iShares Core S&P 500 ETF. In addition, BlackRock has adopted guidelines and procedures (as from time to time amended, the “BlackRock Climate and Decarbonization Stewardship Guidelines”) governing proxy voting for matters covered in the BlackRock Climate and Decarbonization Stewardship Guidelines by the Funds listed in Appendix A.
BlackRock will cast votes on behalf of each of the Funds covered by this policy on specific proxy issues in respect of securities held by each such Fund (or may refrain from voting) in accordance with the Guidelines and the BlackRock Climate and Decarbonization Stewardship Guidelines, as applicable.
Conflicts Management
BlackRock Investment Stewardship (“BIS”) maintains policies and procedures that seek to prevent undue influence on BlackRock’s proxy voting activity and to mitigate material conflicts of interest in the exercise of proxy voting responsibilities. Potential material conflicts, and the resultant potential for undue influence, might be due to a relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates or employees, or a Fund or a Fund’s affiliates. BlackRock has taken certain steps to mitigate potential conflicts, which are outlined in detail in the Guidelines. In mitigating conflicts, BIS will adhere to the Guidelines.
In certain instances, BIS will engage an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid potential conflicts of interest, to satisfy regulatory compliance requirements, or as may be otherwise required by applicable law.

With respect to the relationship between securities lending and proxy voting, shares on loan cannot be voted and BlackRock may determine to recall them for voting, as guided by BlackRock’s fiduciary responsibility to act in clients’ financial interests. The Guidelines set forth BlackRock’s approach to recalling securities on loan in connection with proxy voting.
Reports to the Board
BlackRock will report on an annual basis to the Directors on (1) a summary of the proxy voting process as applicable to the Funds covered by this policy in the preceding year together with a representation that all votes were in accordance with the Guidelines and the BlackRock Climate and Decarbonization Stewardship Guidelines, as applicable (2) any material changes to the Guidelines and the BlackRock Climate and Decarbonization Stewardship Guidelines, including material changes to conflicts management practices, that have not previously been reported.
Appendix A
iShares Climate Conscious & Transition MSCI USA ETF
iShares ESG Advanced MSCI EAFE ETF
iShares ESG Advanced MSCI EM ETF
iShares ESG Advanced MSCI USA ETF
iShares ESG MSCI EM Leaders ETF
iShares ESG MSCI USA Leaders ETF
iShares ESG MSCI KLD 400 ETF
iShares ESG Optimized MSCI USA ETF
iShares Low Carbon Optimized MSCI ACWI ETF
iShares Paris-Aligned Climate Optimized MSCI USA ETF
iShares Paris-Aligned Climate Optimized MSCI World ex USA ETF

BlackRock Investment Stewardship
Global Principles for Benchmark Policies
Effective as of January 2025
The purpose of this document is to provide an overarching explanation of BlackRock’s global approach to our responsibilities as a shareholder on behalf of our clients, the principles that guide our dialogue with companies, and our commitments to clients in terms of our own governance and transparency.

Introduction to BlackRock Investment Stewardship	A-21
Philosophy on investment stewardship	A-22
Shareholder rights	A-22
Stewardship in practice	A-22
Key themes	A-23
Boards and directors	A-23
Auditors and audit-related issues	A-25
Capital structure, mergers, asset sales, and other special transactions	A-26
Executive compensation	A-27
Material sustainability-related risks and opportunities	A-28
Other corporate governance matters and shareholder protections	A-30
Shareholder proposals	A-31
BlackRock’s oversight of its investment stewardship activities	A-31
Voting guidelines and vote execution	A-32
Voting Choice	A-32
Conflicts management policies and procedures	A-33
Securities lending	A-34
Reporting and vote transparency	A-34
Introduction to BlackRock Investment Stewardship
BlackRock’s clients depend on us to help them meet their varied investment goals. We consider it one of our responsibilities to be an informed, engaged shareholder on their behalf, given the business decisions that companies make have a direct impact on our clients’ long-term investment outcomes and financial well-being. BlackRock Investment Stewardship (BIS) is a dedicated function within BlackRock, which is responsible for engaging with public companies on behalf of index strategies. Investment Stewardship is one of the ways we fulfill our fiduciary responsibilities as an asset manager to our clients. Our sole objective when conducting our stewardship program is to advance our clients’ long-term financial interests.(1)
BIS takes a long-term approach in our stewardship efforts, reflecting the investment horizons of the majority of our clients. BIS does this through:
1.
Engaging with companies in a two-way dialogue to build our understanding of a company’s practices and inform our voting decisions.

(1)
BIS’ Benchmark Policies, and the vote decisions made consistent with these policies, take a financial materiality-based approach and are focused solely on advancing clients' financial interests. BIS’ Benchmark Policies– comprised of the BIS Global Principles, regional voting guidelines, and engagement priorities – apply to clients’ assets invested through index strategies and provide guidance on our position on common corporate governance matters. We take a globally consistent approach, while recognizing the unique markets and sectors in which companies operate. BlackRock offers a wide range of investment products and funds to support our clients’ unique and varied investment objectives. Other materials on the BIS website might also provide useful context.

2.
Voting at shareholder meetings on management and shareholder proposals on behalf of clients who have delegated voting authority to BlackRock.
3.
Contributing to industry dialogue on stewardship to share our perspectives on matters that may impact our clients’ investments.
4.
Reporting on our activities to inform clients about our stewardship efforts on their behalf through a range of publications and direct reporting.
Philosophy on investment stewardship
Sound governance is critical to the success of a company, the protection of investors’ interests, and long-term financial value creation. Research indicates that high-performing companies will effectively evaluate and address risks and opportunities relevant to their businesses, which supports durable, long-term financial value creation.(2)
Setting, executing, and overseeing strategy are the responsibility of management and the board. As one of many minority shareholders, BlackRock cannot – and does not try to – direct a company’s strategy or its implementation. Our role, on behalf of BlackRock’s clients as long-term investors, is to better understand how corporate leadership is managing material risks and capitalizing on opportunities to help protect and enhance the company’s ability to deliver long-term financial returns. We aim to take a globally consistent approach, while recognizing the unique markets and sectors in which companies operate.
Shareholder rights
Corporate law, regulations and listing rules in most markets establish certain fundamental rights attached to shareholding. Shareholders should have the right to:
•
Elect, remove, and nominate directors, approve the appointment of the auditor, and amend the corporate charter or by-laws.
•
Vote on key board decisions that are material to the protection of their investment, including but not limited to, changes to the purpose of the business, dilution levels and pre-emptive rights, and the distribution of income and capital structure.
•
Access sufficient and timely information on material governance, strategic, and business matters to make informed decisions.
To protect the interest of minority shareholders like BlackRock’s clients, BIS holds the view that shareholder voting rights should be proportionate to economic ownership—the principle of “one share, one vote” helps to achieve this balance.
Stewardship in practice
The assets BlackRock manages belong to our clients, which include public and private pension plans, insurers, official institutions, endowments, universities, charities, family offices, wealth managers, and ultimately, the individual investors that they serve. Through stewardship, we assess how companies are creating long-term financial value to serve our clients, many of whom are saving for long-term goals, such as retirement.
As shareholders of public companies, our clients have the right to vote on matters proposed by a company’s management or its shareholders. Voting is an important mechanism for investors to express support for, or concern about, a company’s performance and most of our clients authorize BlackRock to exercise this right on their behalf. For those clients, and as a fiduciary, BlackRock is legally required to make proxy voting determinations in a manner that is consistent with their investment objectives. BIS does this by casting votes in favor of proposals that, in our assessment, will promote stronger governance and better operating practices and, in turn, potentially enhance long-term shareholder value. Our vote decisions are informed by our in-depth analysis of company disclosures, engagement with boards and management teams, third-party research, and comparisons against a company’s industry peers.
BIS takes a constructive, long-term approach to our engagement with companies, reflecting the investment horizons of the majority of our clients. An engagement is a meeting between BIS and a company’s board and management that helps improve our understanding of the company’s business model and material risks and opportunities, to inform our voting

(2)
PwC, “The 3 things all high-performing companies do”. Harvard Business Review, “6 Strategic Concepts That Set High-Performing Companies Apart”, March 2024.

decisions on behalf of clients who authorize us to vote on their behalf. In these two-way conversations, we listen to and learn directly from company directors and executives and ask questions relevant to their business. Either a company or BIS can request an engagement. Many of the engagements are initiated by companies to discuss their long-term strategy, risk and opportunity set, and management’s plan to deliver financial returns through business cycles. The ongoing, multiyear nature of our engagements allows us to build strong relationships with company leadership and mutual understanding on key matters of corporate governance and the drivers of long-term financial performance.
Generally, we support the vote recommendations of the board of directors and management. In case of concerns, we typically raise these through dialogue with board members and management teams first. When we determine it is in our clients’ financial interests to convey concern to companies through voting, we do so in two forms: we might not support the election of directors or other management proposals, or we might not support management’s voting recommendation on a shareholder proposal.
Key themes
While accepted standards and norms of corporate governance can differ between markets, in our experience, there are certain globally applicable fundamental elements of corporate governance that contribute to a company’s ability to create long-term financial value for shareholders. These global themes are set out in this overarching set of principles (the “Principles”), which are anchored in transparency and accountability.
At a minimum, it is our view that companies should observe the accepted corporate governance standards in their domestic market,(3) and we ask that, if they do not, they explain how their approach better supports durable, long-term financial value creation.
These Principles cover seven key subjects:
•
Boards and directors
•
Auditors and audit-related issues
•
Capital structure, mergers, asset sales, and other special transactions
•
Executive compensation
•
Material sustainability-related risks and opportunities
•
Other corporate governance matters and shareholder protections
•
Shareholder proposals
Our regional and market-specific voting guidelines explain how these Principles inform our voting decisions in relation to common ballot items for shareholder meetings in those markets. Alongside the Principles and regional voting guidelines, BIS publishes our engagement priorities which reflect the five themes on which we most frequently engage companies, where they are relevant, as these can be a source of material business risk or opportunity. Collectively, these BIS policies set out the core elements of corporate governance that guide our investment stewardship program globally and within each market. The BIS policies are not prescriptive, applied on a pragmatic, case-by-case basis, taking into consideration a number of factors, including the sector, market, and business environment within which a company is operating.
Boards and directors
Companies whose boards are comprised of appropriately qualified, engaged directors with professional characteristics relevant to a company’s business enhance the ability of the board to add value and be the voice of shareholders in board discussions. A strong board gives a company a competitive advantage, providing valuable oversight and contributing to the most important management decisions that support long-term financial performance. As part of their responsibilities, board members have a fiduciary duty to shareholders to oversee the strategic direction, operations, and risk management of a company. This is why our investment stewardship efforts have always started with the performance of the board of directors, and why we see engagement with, and the election of, directors as one of our most important responsibilities. We engage, as necessary, with members of the board’s nominating and/or governance committee to assess whether governance practices

(3)
Our regional voting guidelines, which we publish on the BIS website, reflect these different market standards and norms. Depending on the market, generally accepted practice is informed by corporate law, market regulation, best practices, and industry initiatives, amongst other factors.

and board composition are appropriate given a company’s business model and we take into consideration a number of factors, including the sector, market, and business environment within which a company is operating.
We view it as good practice when the board establishes and maintains a framework of robust and effective governance mechanisms to support its oversight of the company’s strategy and operations consistent with the long-term economic interests of investors. There should be clear descriptions of the role of the board and the committees of the board and how directors engage with and oversee management. Disclosure of material risks that may affect a company’s long-term strategy and financial value creation, including material sustainability-related factors when relevant, is helpful for investors to appropriately understand and assess how effectively management is identifying, managing, and mitigating such risks.
We seek to understand management's long-term strategy and the milestones against which investors should assess its implementation. If any strategic targets are significantly missed or materially restated, we find it helpful when company disclosures provide a detailed explanation of the changes and an indication of the board's role in reviewing the revised targets. We look to the board to articulate the effectiveness of these mechanisms in overseeing the management of business risks and opportunities and the fulfillment of the company’s strategy.
Where a company has not adequately disclosed and demonstrated that its board has fulfilled these corporate governance and risk oversight responsibilities, we may consider voting against the election of directors who, on our assessment, have particular responsibility for the issues. We assess director performance on a case-by-case basis and in light of each company’s circumstances, taking into consideration its governance, business practices that support durable, long-term financial value creation, and performance. Set out below are factors we may take into consideration.
Regular accountability through director elections
To ensure accountability for their actions on behalf of shareholders, directors should stand for election on a regular basis, ideally annually.(4) Annual director elections allow shareholders to reaffirm their support for board members and/or hold them accountable for their decisions in a timely manner. When board members are not elected annually, in our experience, it is good practice for boards to have a rotation policy to ensure that, through a board cycle, all directors have had their appointment re-confirmed, with a proportion of directors being put forward for election at each annual general meeting.
Effective board composition
Regular director elections also give boards the opportunity to adjust their composition in an orderly way to reflect developments in the company’s strategy and the market environment. In our view, it is beneficial for new directors to be brought onto the board periodically to refresh the group’s thinking, while supporting both continuity and appropriate succession planning. We consider the average overall tenure of the board and seek a balance between the knowledge and experience of longer-serving directors and the fresh perspectives of directors who joined more recently.
We encourage companies to regularly review the effectiveness of their board (including its size), and assess directors nominated for election in the context of the composition of the board as a whole. In our view, the company’s assessment should consider a number of factors, including each director’s independence and time commitments, as well as the breadth and relevance of director experiences and skillsets, and how these collectively contribute to the board's effectiveness in advising and overseeing management in delivering long-term financial returns.
Director independence — from management, significant shareholders, or other related parties – is a central tenet of sound corporate governance across markets.(5) We encourage boards to have a sufficient number of independent directors, free from conflicts of interest or undue influence, to ensure objectivity in the decision-making of the board and its ability to oversee management. We generally consider it good practice for independent directors to make a majority of the board, or in the case of controlled companies, at least one-third.
Common impediments to independence may include but are not limited to:
•
Current or recent employment at the company or a subsidiary

(4)
In most markets directors stand for re-election on an annual or triennial basis, as determined by corporate law, market regulation or voluntary best practice.
(5)
Please see: Tokyo Stock Exchange. “Japan’s Corporate Governance Code.” June 11, 2021; Financial Reporting Council. “UK Corporate Governance Code.” July 16, 2018; Investor Stewardship Group. “Corporate Governance Principles for US Listed Companies.”

•
Being, or representing, a shareholder with a substantial shareholding in the company
•
Interlocking directorships
•
Having any other interest, business, or other relationship which could, or could reasonably be perceived to, materially interfere with a director’s ability to act in the best interests of the company and shareholders
In our experience, boards are most effective at overseeing and advising management when there is a senior, independent board leader. This director may chair the board, or, where the chair is also the CEO (or is otherwise not independent), be designated as a lead independent director. The role of this director is to enhance the effectiveness of the independent members of the board through shaping the agenda, ensuring adequate information is provided to the board, and encouraging independent director participation in board deliberations. The lead independent director or another appropriate director should be available to meet with shareholders in those situations where an independent director is best placed to explain and contextualize a company’s approach.
There are matters for which the board has responsibility that may involve a conflict of interest for executives or for affiliated directors or require additional focus. It is our view that objective oversight of such matters is best achieved when the board forms committees with a majority of independent directors, depending on market norms and a company’s ownership structure. In many markets, these committees of the board specialize in audit, director nominations, and compensation matters. An ad hoc committee might also be formed to decide on a special transaction, particularly one involving a related party, or to investigate a significant adverse event.
When nominating directors to the board, we look to companies to provide sufficient information on the individual candidates so that shareholders can assess the capabilities and suitability of each individual nominee and their fit within overall board composition. These disclosures should give an understanding of how the collective experience and expertise of the board, as well as the particular skill sets of individual directors, aligns with the company’s long-term strategy and business model. Highly qualified, engaged directors with professional characteristics relevant to a company’s business and strategy enhance the ability of the board to add value and be the voice of shareholders in board discussions.
It is in this context that we are interested in a variety of experiences, perspectives, and skillsets in the board room. We see it as a means of promoting diversity of thought to avoid “group think” in the board’s exercise of its responsibilities to advise and oversee management.
In assessing board composition, we take a case-by-case approach based on a company’s board size, business model, strategy, location and market capitalization. We look for companies to explain how their approach to board composition supports the company’s governance practices.
We note that in many markets, policymakers have set board gender diversity goals which we may discuss with companies, particularly if there is a risk their board composition may be misaligned. We ask boards to disclose, consistent with local laws, how diversity, including professional and personal characteristics, is considered in board composition, given the company’s long-term strategy and business model.(6)
Sufficient capacity
As the role and expectations of a director are increasingly demanding, directors must be able to commit an appropriate amount of time to board and committee matters. It is important that directors have the capacity to meet all of their responsibilities - including when there are unforeseen events – and therefore, they should not take on an excessive number of roles that would impair their ability to fulfill their duties.
Auditors and audit-related issues
BlackRock recognizes the critical importance of financial statements, which should provide a true and fair picture of a company’s financial condition. Accordingly, we look for the assumptions made by management and reviewed by the auditor in preparing the financial statements to be reasonable and justified.
The accuracy of financial statements, inclusive of financial and non-financial information as required or permitted under market-specific accounting rules, is of paramount importance to BlackRock. Investors increasingly recognize that a broader

(6)
Personal characteristics may include, but are not limited to, gender; race/ethnicity; disability; veteran status; LGBTQ+; and national, Indigenous, religious, or cultural identity.

range of risks and opportunities have the potential to materially impact financial performance. Over time, we anticipate investors and other users of company reporting will increasingly seek to understand and scrutinize the assumptions underlying financial statements, particularly those that pertain to the impact of the transition to a low-carbon economy on a company’s business model and asset mix. We recognize that this is an area of evolving practice and note that international standards setters, such as the International Financial Reporting Standards (IFRS) Board and the International Auditing and Assurance Standards Board (IAASB), continue to develop their guidance to companies.(7)
In this context, audit committees, or equivalent, play a vital role in a company’s financial reporting system by providing independent oversight of the accounts, material financial and, where appropriate to the jurisdiction, non-financial information and internal control frameworks. Moreover, in the absence of a dedicated risk committee, these committees can provide oversight of Enterprise Risk Management systems.(8) In our view, effective audit committee oversight strengthens the quality and reliability of a company’s financial statements and provides an important level of reassurance to shareholders.
Audit committees or equivalent should have clearly articulated charters that set out their responsibilities and have a rotation plan in place that allows for a periodic refreshment of the committee membership to introduce fresh perspectives to audit oversight. We recognize that audit committees will rely on management, internal audit, and the independent auditor in fulfilling their responsibilities but look to committee members to demonstrate they have relevant expertise to monitor and oversee the audit process and related activities.
We take particular note of unexplained changes in reporting methodology, cases involving significant financial restatements, or ad hoc notifications of material financial weakness. In this respect, audit committees should provide timely disclosure on the remediation of Key and Critical Audit Matters identified either by the external auditor or internal audit function.
The integrity of financial statements depends on the auditor being free of any impediments to being an effective check on management. To that end, it is important that auditors are, and are seen to be, independent. Where an audit firm provides services to the company in addition to the audit, we look for the fees earned to be disclosed and explained. We look for Audit committees to have in place a procedure for assessing annually the independence of the auditor and the quality of the external audit process.
Comprehensive disclosure provides investors with a sense of the company’s long-term operational risk management practices and, more broadly, the quality of the board’s oversight. We look to the audit or risk committee to periodically review the company’s risk assessment and risk management policies and the significant risks and exposures identified by management, the internal auditors or the independent auditors and management’s steps to address them. In the absence of detailed disclosures, we may reasonably conclude that companies are not adequately managing risk.
Capital structure, mergers, asset sales, and other special transactions
The capital structure of a company is critical to shareholders as it impacts the value of their investment and the priority of their interest in the company relative to that of other equity or debt investors. Pre-emptive rights are a key protection for shareholders against the dilution of their interests.
Effective voting rights are basic rights of share ownership and a core principle of effective governance. Shareholders, as the residual claimants, have the strongest interest in protecting the financial value of the company, and voting rights should match economic exposure, i.e., one share, one vote.
In principle, we disagree with the creation of a share class with equivalent economic exposure and preferential, differentiated voting rights. In our view, this structure violates the fundamental corporate governance principle of proportionality and results in a concentration of power in the hands of a few shareholders, thus disenfranchising other shareholders and amplifying any potential conflicts of interest. However, we recognize that in certain markets, at least for a period of time, companies may have a valid argument for listing dual classes of shares with differentiated voting rights. In our view, such companies should review these share class structures on a regular basis or as company circumstances change. Additionally,

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IFRS, “IFRS S1 General Requirements for Disclosure of Sustainability-related Financial Information”, June 2023, and IAASB, “IAASB Launches Public Consultation on Landmark Proposed Global Sustainability Assurance Standard”, August 2023.
(8)
Enterprise risk management is a process, effected by the entity’s board of directors, management, and other personnel, applied in strategy setting and across the enterprise, designed to identify potential events that may affect the entity, and manage risk to be within the risk appetite, to provide reasonable assurance regarding the achievement of objectives. Please see the Committee of Sponsoring Organizations of the Treadway Commission (COSO), “Enterprise Risk Management”, 2023.

they should seek shareholder approval of their capital structure on a periodic basis via a management proposal at the company’s shareholder meeting. The proposal should give unaffiliated shareholders the opportunity to affirm the current structure or establish mechanisms to end or phase out controlling structures at the appropriate time, while minimizing costs to shareholders.
In assessing mergers, asset sales, or other special transactions, BlackRock’s primary consideration is the long-term economic interests of our clients as shareholders. Boards proposing a transaction should clearly explain the economic and strategic rationale behind it. We will review a proposed transaction to determine the degree to which it can enhance long-term shareholder value. We find long-term investors like our clients typically benefit when proposed transactions have the unanimous support of the board and have been negotiated at arm’s length. We may seek reassurance from the board that the financial interests of executives and/or board members in a given transaction have not adversely affected their ability to place shareholders’ interests before their own. Where the transaction involves related parties, the recommendation to support should come from the independent directors, a best practice in most markets, and ideally, the terms should have been assessed through an independent appraisal process. In addition, it is good practice that it be approved by a separate vote of the non-conflicted parties.
As a matter of sound governance practice, shareholders should have a right to dispose of company shares in the open market without unnecessary restriction. In our view, corporate mechanisms designed to limit shareholders’ ability to sell their shares are contrary to basic property rights. Such mechanisms can serve to protect and entrench interests other than those of the shareholders. In our view, shareholders are broadly capable of making decisions in their own best interests. We encourage any so-called “shareholder rights plans” proposed by a board to be subject to shareholder approval upon introduction and periodically thereafter.
Executive compensation
In most markets, one of the most important roles for a company’s board of directors is to put in place a compensation structure that incentivizes and rewards executives appropriately. Executive compensation is an important tool used by companies to support long-term financial value creation. In our experience, well-structured compensation policies reward the successful delivery of strategic, operational, and/or financial goals, encourage an appropriate risk appetite, and align the interests of shareholders and executives through equity ownership.
We look for there to be a clear link between variable pay and operational and financial performance. Performance metrics should be stretching and aligned with a company’s strategy and business model. BIS does not have a position on whether companies should use sustainability-related criteria in compensation structures, but, where they are included, we look to companies to be as rigorous as they would be in setting other financial or operational targets. Long-term incentive plans should encompass timeframes that 1) are distinct from annual executive compensation structures and metrics, and 2) encourage the delivery of strong financial results over a period of years.
When designing, reviewing, and approving executive compensation policies, board compensation committees – or board members responsible for setting executive compensation – should carefully consider the company’s specific circumstances, such as its risk profile, the environment in which it operates, and the individuals the board is trying to attract, retain and incentivize. We look to the compensation committees to guard against contractual arrangements that would entitle executives to material compensation for early termination of their employment. Finally, pension contributions and other deferred compensation arrangements should be reasonable in light of market practices or the company’s business and executive compensation strategies.
We are not supportive of one-off or special bonuses unrelated to company or individual performance. Where discretion has been used by the compensation committee or its equivalent, we appreciate disclosure relating to how and why the discretion was used, and how the adjusted outcome is aligned with the interests of shareholders. We acknowledge that the use of peer group evaluation by compensation committees can help ensure competitive pay; however, we are concerned when the rationale for increases in total compensation at a company is solely based on peer benchmarking, rather than also considering rigorous measures of outperformance. We encourage companies to clearly explain how compensation outcomes have rewarded performance.
We encourage boards to consider building clawback provisions into incentive plans such that companies could clawback compensation or require executives to forgo awards when compensation was based on faulty financial statements or deceptive business practices. We also favor recoupment from or the foregoing of the grant of any awards by any senior executive whose behavior caused material financial harm to shareholders, material reputational risk to the company, or resulted in a criminal investigation, even if such actions did not ultimately result in a material restatement of past results.
In our view, non-executive directors should be compensated in a manner that is commensurate with the time and effort expended in fulfilling their professional responsibilities. Additionally, these compensation arrangements should not risk compromising directors’ independence or aligning their interests too closely with those of the management, whom they are charged with overseeing.
BIS may convey concerns through not supporting management’s proposals to approve compensation, where they are on the agenda. We may also vote against members of the compensation committee or equivalent board members for poor compensation practices or structures.
Material sustainability-related risks and opportunities
It is our view that well-managed companies will effectively evaluate and manage material sustainability-related risks and opportunities relevant to their businesses.(9) As with all risks and opportunities in a company's business model, appropriate oversight of material sustainability considerations is a core component of having an effective governance framework that supports durable, long-term financial value creation.
Robust disclosure allows investors to effectively evaluate companies’ strategy and business practices related to material sustainability-related risks and opportunities. We find it helpful when companies’ disclosures demonstrate that they have a resilient business model that integrates material sustainability-related risks and opportunities into their strategy, risk management, and metrics and targets, including industry-specific metrics. The International Sustainability Standards Board (ISSB) standards, IFRS S1 and S2(10) may prove helpful to companies in preparing this disclosure. The standards build on the Task Force on Climate-related Financial Disclosures (TCFD) framework and the standards and metrics developed by the Sustainability Accounting Standards Board (SASB), which have both converged under the ISSB. We recognize that companies may phase in reporting aligned with the ISSB standards over several years. We also recognize that some companies may report using different standards, which may be required by regulation, or one of a number of voluntary standards. In such cases, we ask that companies highlight the metrics that are industry- or company-specific.
We note that climate and other sustainability-related disclosures often require companies to collect and aggregate data from various internal and external sources. We recognize that the practical realities of data collection and reporting may not line up with financial reporting cycles and companies may require additional time after their fiscal year-end to accurately collect, analyze, and report this data to investors. That said, while we do not prescribe timelines regarding when companies make these disclosures, we encourage them to produce climate and other sustainability-related disclosures sufficiently in advance of their annual meeting, to the best of their abilities to provide investors with time to assess the data and make informed decisions.
Companies may also choose to adopt or refer to guidance on sustainable and responsible business conduct issued by supranational organizations such as the United Nations or the Organization for Economic Cooperation and Development. Further, industry initiatives on managing specific operational risks may provide useful guidance to companies on best practices and disclosures. While not a voting item, we find it helpful to our understanding of investment risk when companies disclose any relevant global climate and other sustainability-related standards adopted, the industry initiatives in which they participate, any peer group benchmarking undertaken, and any assurance processes to help investors understand their approach to sustainable and responsible business practices.

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By material sustainability-related risks and opportunities, we mean the drivers of risk and financial value creation in a company’s business model that have an environmental or social dependency or impact. Examples of environmental issues include, but are not limited to, water use, land use, waste management, and climate risk. Examples of social issues include, but are not limited to, human capital management, impacts on the communities in which a company operates, customer loyalty, and relationships with regulators.
(10)
The objective of IFRS S1 General Requirements for Disclosure of Sustainability-related Financial Information is to require an entity to disclose information about its sustainability-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity. The objective of IFRS S2 Climate-related Disclosures is to require an entity to disclose information about its climate-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity.

Climate and nature-related risk
In our view, the transition to a low-carbon economy is one of several mega forces reshaping markets.(11) Our research shows that the low-carbon transition is a structural shift in the global economy that will be shaped by changes in government policies, technology, and consumer and investor preferences, which may be material for many companies.(12) Yet the path to a low-carbon economy is uncertain and uneven, with different parts of the economy moving at different speeds. BIS recognizes that it can be challenging for companies to predict the impact of climate-related risk and opportunity on their businesses and operating environments. Many companies are assessing how to navigate the low-carbon transition while delivering long-term financial value to investors. At companies where these climate-related risks are material, we find it helpful when they publicly disclose, consistent with their business model and sector, how they intend to deliver long-term financial performance through the transition to a low-carbon economy, including where available, their transition plan.(13)
In our experience, disclosure consistent with the ISSB standards or the TCFD framework can help investors assess company-specific climate-related risks and opportunities, and inform investment decisions.(14) Such disclosures also provide investors with insights into how companies are managing the risks associated with climate change by managing their own carbon emissions or emissions intensities to the extent financially practicable. Recognizing the value of these disclosures, in some jurisdictions, like the U.K, large companies must disclose such climate-related financial information on a mandatory basis, while in other jurisdictions these disclosures are viewed as best practice in the market.
Consistent with the ISSB standards and the TCFD framework, we seek to understand, from company disclosures and engagement, the strategies companies have in place to manage material risks to, and opportunities for, their long-term business model associated with a range of climate-related scenarios. This includes a scenario in which global warming is limited to well below 2°C, considering ambitions to achieve a limit of 1.5°C, the temperature goal recently reaffirmed by G20 members as part of the 2024 Leader’s Declaration.(15)
These frameworks also contemplate disclosures on how companies are setting short-, medium- and long-term targets, ideally science-based where these are available for their sector, for scope 1 and 2 greenhouse gas emissions (GHG) reductions and to demonstrate how their targets are consistent with the long-term financial interests of their investors.
While we recognize that regulators in some markets are moving to mandate certain disclosures, at this stage, we view scope 3 emissions differently from scopes 1 and 2, given methodological complexity, regulatory uncertainty, concerns about double-counting, and lack of direct control by companies. We welcome disclosures and commitments companies choose to make regarding material scope 3 emissions and recognize these are provided on a good-faith basis as methodology develops. Our publicly available commentary provides more information on our approach to climate-related risks and opportunities.
In addition to climate-related risks and opportunities, the management of nature-related factors is increasingly a component of some companies’ ability to generate durable, long-term financial returns for shareholders, particularly where a company’s

(11)
BlackRock Investment Institute, “Mega forces: An investment opportunity”, 2023.
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BlackRock Investment Institute, “Tracking the low-carbon transition”, July 2023.
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We have observed that more companies are developing such plans, and public policymakers in a number of markets are signaling their intentions to require them or already have requirements in place, such as Australia, Brazil, and the European Union. We view transition plans as a method for a company to both internally assess and externally communicate its long-term strategy, ambition, objectives, and actions to create financial value through the global transition towards a low-carbon economy. Transition plans are building momentum internationally, with increased focus from policy makers and supervisors, including in the EU, UK, G7, G20, and from the financial industry. While many initiatives across jurisdictions outline a framework for transition plans, there is no consensus on the key elements these plans should contain. We view useful disclosure as one that communicates a company’s approach to managing financially material business relevant risks and opportunities – including climate-related risks – to deliver long-term financial performance, which allows investors to make more informed decisions. While transition plans can be helpful disclosure, BIS does not make the preparation and production of transition plans a voting issue. BIS may engage companies that have chosen to publish a transition plan to understand their planned actions and resource implications.
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BlackRock, “Global perspectives on investing in the low-carbon transition”, June 2023. We recognize that companies may phase in reporting aligned with the ISSB standards over several years, depending on local requirements. We also recognize and respect that some companies may report using different local standards, which may be required by regulation, or one of a number of voluntary standards. In such cases, we ask that companies disclose their rationale for reporting in line with the specific disclosure framework chosen and highlight the metrics that are industry- or company-specific.
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In November 2024, G20 members reaffirmed the Paris Agreement temperature goal as part of the Leader’s Declaration. G20 members include the world’s major economies (19 countries and two regional bodies, the European Union and African Union), representing 85% of global Gross Domestic Product, over 75% of international trade, and about two-thirds of the world population.

strategy is heavily reliant on the availability of natural capital, or whose supply chains are exposed to locations with nature-related risks. We look for such companies to disclose how they manage any reliance and impact on, as well as use of, natural capital, including appropriate risk oversight and relevant metrics and targets, to understand how these factors are integrated into strategy. We will evaluate these disclosures to inform our view of how a company is managing material nature-related risks and opportunities. We rely on company disclosures when determining how to vote on shareholder proposals addressing natural capital issues. Our publicly available commentary provides more information on our approach to natural capital.(16)
Companies’ impact on their workforce, supply chains, and communities
In order to advance long-term shareholders’ interests, companies should consider the interests of the various parties on whom they depend for their success over time. It is for each company to determine their key stakeholders based on what is material to their business and long-term financial performance. For many companies, key stakeholders include employees, business partners (such as suppliers and distributors), clients and consumers, regulators, and the communities in which they operate.
As a long-term shareholder on behalf of our clients, we find it helpful when companies disclose how they have identified their key stakeholders and considered their interests in business decision-making. In addition to understanding broader stakeholder relationships, BIS finds it helpful when companies discuss how they consider the needs of their workforce today, and the skills required for their future business strategy. We are also interested to understand how the board monitors and engages on these matters, given it is well positioned to ensure that the approach taken by management is informed by and aligns with the company’s strategy.
Companies should articulate how they address material adverse impacts that could arise from their business practices and affect critical relationships with their stakeholders. We encourage companies to implement, to the extent appropriate, monitoring processes (often referred to as due diligence) to identify and mitigate potential adverse impacts and grievance mechanisms to remediate any actual adverse material impacts. In our view, maintaining trust within these relationships can contribute to a company’s long-term success.
Other corporate governance matters and shareholder protections
In our view, shareholders have a right to material and timely information on the financial performance and viability of the companies in which they invest. In addition, companies should publish information on the governance structures in place and the rights of shareholders to influence these structures. The reporting and disclosure provided by companies help shareholders assess the effectiveness of the board’s oversight of management and whether investors’ economic interests have been protected. As a general principle, we believe shareholders should have the right to vote on key corporate governance matters, including changes to governance mechanisms, to submit proposals to the shareholders’ meeting, and to call special meetings of shareholders.
Corporate form
In our view, it is the responsibility of the board to determine the corporate form that is most appropriate given the company's purpose and business model.(17) Companies proposing to change their corporate form to a public benefit corporation or similar entity should put it to a shareholder vote if not already required to do so under applicable law. We appreciate when supporting documentation from companies or shareholder proponents proposing to alter the corporate form clearly explains how the interests of shareholders and different stakeholders would be impacted as well as the accountability and voting mechanisms that would be available to shareholders. We generally support management proposals if our analysis indicates that shareholders’ economic interests are adequately protected. Relevant shareholder proposals are evaluated on a case-by-case basis.

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Given the growing awareness of the materiality of these issues for certain businesses, enhanced reporting on a company's natural capital dependencies and impacts would aid investors’ understanding. In our view, the final recommendations of the Taskforce on Nature-related Financial Disclosures (TNFD) may prove useful to some companies. We recognize that some companies may report using different standards, which may be required by regulation, or one of a number of other private sector standards. TNFD-aligned reporting is not a voting issue.
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Corporate form refers to the legal structure by which a business is organized.

Shareholder proposals
In most markets in which BlackRock invests on behalf of clients, shareholders have the right to submit proposals to be voted on at a company’s annual or extraordinary meeting, as long as eligibility and procedural requirements are met. The matters that we see put forward by shareholders address a wide range of topics, including governance reforms, capital management, and improvements in the management or disclosure of sustainability-related risks.
BlackRock is subject to legal and regulatory requirements in the U.S. that place restrictions and limitations on how BlackRock can interact with the companies in which we invest on behalf of our clients, including our ability to submit shareholder proposals. We can vote, on behalf of clients who authorize us to do so, on proposals put forth by others.
When assessing shareholder proposals, we evaluate each proposal on its merit, considering the company’s individual circumstances and maintaining a singular focus on the proposal’s implications for long-term financial value creation. BIS’ evaluation considers whether a shareholder proposal addresses a material risk that, if left unmanaged, may impact a company’s long-term performance. We look for consistency between the specific request formally made in the proposal, the supporting documentation, and the proponents’ other communications on the issues. We also assess the company’s practices and disclosures and the costs and benefits to the company of meeting the request made in the proposal. We take into consideration a company’s governance practices and disclosures against those of their peers.
In our experience, it is helpful when companies disclose the names of the proponent or organization that has submitted or advised on the proposal.
We would not support proposals that we believe would result in over-reaching into the basic business decisions of the company, are unduly prescriptive or constraining on management. We take into consideration the legal effect of the proposal, as shareholder proposals may be advisory or legally binding depending on the jurisdiction, while others may make requests that would be deemed illegal in a given jurisdiction.
BIS is likely to support shareholder proposals that request disclosures that help us, as long-term investors on behalf of our clients, better understand the material risks and opportunities companies face and how they are managing them, especially where this information is additive given the company’s existing disclosures. We may also support shareholder proposals that are focused on a material business risk that we agree needs to be addressed and the intended outcome is consistent with long-term financial value creation.
We recognize that some shareholder proposals bundle topics and/or specific requests. Further, the proponent’s supporting statement may refer to topics that are not directly related to the request made in the proposal. In voting on behalf of clients, we do not submit or edit proposals or the supporting statements – we must vote yes or no on the proposal as phrased by the proponent. Therefore, when we vote in support of a proposal, we are not necessarily endorsing every element of the proposal or the reasoning, objectives, or supporting statement of the proponent. We may support a proposal for different reasons from those put forth by the proponent, when we believe that, overall, it can advance our clients' long-term financial interests. We typically explain to the company our rationale for supporting such proposals.
Alternatively, or in addition, we may vote against the election of one or more directors if, in our assessment, the board has not responded sufficiently or with an appropriate sense of urgency to a material risk. We may also support a proposal if management is on track, but we believe that voting in favor might accelerate efforts to address a material risk.
BlackRock’s oversight of its investment stewardship activities
Oversight
BlackRock maintains advisory committees (Stewardship Advisory Committees), generally consisting of senior BlackRock index investment professionals and/or senior employees with practical boardroom experience. The Stewardship Advisory Committees review and advise on amendments to BIS regional proxy voting guidelines (the Guidelines). The advisory committees do not determine voting decisions, which are the responsibility of BIS.
In addition to the Stewardship Advisory Committees, the Investment Stewardship Global Oversight Committee (Global Oversight Committee) is a risk-focused committee, comprised of the Global Head of Investment Stewardship (Global Head), and senior BlackRock executives with legal, risk and other experience relevant to team oversight. The Global Committee does not determine voting decisions, which are the responsibility of BIS.

The Global Head has primary oversight of the activities of BIS, including voting in accordance with the Guidelines, which require the application of professional judgment and consideration of each company’s unique circumstances. The Global Committee reviews and approves amendments to these Principles. The Global Committee also reviews and approves amendments to the regional Guidelines.
In addition, the Global Committee receives and reviews periodic reports regarding the votes cast by BIS, as well as updates on material process issues, procedural changes, and other risk oversight considerations. The Global Committee reviews these reports in an oversight capacity as informed by the Guidelines.
BIS carries out engagement with companies, executes proxy votes, and conducts vote operations (including maintaining records of votes cast) in a manner consistent with the relevant Guidelines. BIS also conducts research on corporate governance issues and participates in industry discussions to contribute to and keep abreast of important developments in the corporate governance field. BIS may utilize third parties for certain of the foregoing activities and performs oversight of those third parties. BIS may discuss complicated or particularly controversial matters with senior specialists internally, on an advisory basis, prior to making a voting decision.
Voting guidelines and vote execution
BlackRock votes on proxy issues when our clients authorize us to do so. We carefully consider proxies submitted to funds and other fiduciary account(s) (Fund or Funds) for which we have voting authority. BlackRock votes (or refrains from voting) proxies for each Fund for which we have voting authority based on our evaluation of the alignment of the voting items with the long-term economic interests of our clients, in the exercise of our independent business judgment, and without regard to the relationship of the issuer of the proxy (or any shareholder proponent or dissident shareholder) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates, or BlackRock employees (see “Conflicts management policies and procedures,” below).
When exercising voting rights, BIS will normally vote on specific proxy issues in accordance with the Guidelines for the relevant market, as well as the Principles. The voting guidelines published for each region/country in which we vote are intended to summarize BlackRock’s general philosophy and approach to issues that may commonly arise in the proxy voting context in each market where we invest. The Guidelines are not intended to be exhaustive. BIS applies the Guidelines on a case-by-case basis, in the context of the individual circumstances of each company and the specific issue under review. As such, the Guidelines do not indicate how BIS will vote in every instance. Rather, they reflect our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots. The Guidelines are reviewed annually and updated as necessary to reflect changes in market practices, developments in corporate governance and feedback from companies and clients. In this way, BIS aims to maintain policies that explain our approach to governance practices most aligned with clients’ long-term financial interests. BIS analysts may exercise their professional judgment in determining how to vote if they conclude that the Guidelines do not cover the specific matter raised by a ballot item or that an exception to the Guidelines would be in the long-term economic interests of BlackRock’s clients.
In certain markets, proxy voting involves logistical issues which can affect BIS’ ability to vote such proxies, as well as the desirability of voting such proxies. These issues include, but are not limited to: i) untimely notice of shareholder meetings; ii) restrictions on a foreigner’s ability to exercise votes; iii) requirements to vote proxies in person; iv) “share-blocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); v) potential difficulties in translating the proxy; vi) regulatory constraints; and vii) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions. We are not supportive of impediments to the exercise of voting rights such as share-blocking or overly burdensome administrative requirements.
BlackRock votes proxies in these situations on a “best-efforts” basis. In addition, BIS may determine that it is generally in the interests of BlackRock’s clients not to vote proxies (or not to vote our full allocation) if the costs (including but not limited to opportunity costs associated with share-blocking constraints) associated with exercising a vote are expected to outweigh the benefit the client would derive by voting on the proposal.
Voting Choice
BlackRock offers Voting Choice a program that provides eligible clients with more opportunities to participate in the proxy voting process where legally and operationally viable.

Voting Choice is currently available for eligible clients invested in certain institutional pooled funds in the U.S., UK, Ireland, and Canada that utilize certain equity index investment strategies, as well as eligible clients in certain institutional pooled funds in the U.S., UK, and Canada that use systematic active equity (SAE) strategies. In addition, institutional clients in separately managed accounts (SMAs) continue to be eligible for BlackRock Voting Choice regardless of their investment strategies.(18) BlackRock also launched a U.S. Program to offer proxy voting to eligible shareholder accounts in a U.S. Fund.(19)
As a result, the shares attributed to BlackRock in company share registers may be voted differently depending on whether our clients have authorized BIS to vote on their behalf, have authorized BIS to vote in accordance with a third-party policy, or have elected to vote shares in accordance with their own policy. Our clients have greater control over proxy voting because of Voting Choice. BlackRock does not disclose client information, including a client’s selection of proxy policy, without client consent.
Conflicts management policies and procedures
BIS maintains policies and procedures that seek to prevent undue influence on BlackRock’s proxy voting activity. Such influence might stem from any relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates, a Fund or a Fund’s affiliates, or BlackRock employees. The following are examples of sources of perceived or potential conflicts of interest:
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BlackRock clients who may be issuers of securities or proponents of shareholder resolutions
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BlackRock business partners or third parties who may be issuers of securities or proponents of shareholder resolutions
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BlackRock employees who may sit on the boards of public companies held in Funds managed by BlackRock
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Significant BlackRock, Inc. investors who may be issuers of securities held in Funds managed by BlackRock
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Securities of BlackRock, Inc. or BlackRock investment funds held in Funds managed by BlackRock
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BlackRock, Inc. board members who serve as senior executives or directors of public companies held in Funds managed by BlackRock
BlackRock has taken certain steps to mitigate perceived or potential conflicts including, but not limited to, the following:
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Adopted the Guidelines which are designed to advance our clients’ long-term economic interests in the companies in which BlackRock invests on their behalf
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Established a reporting structure that separates BIS from employees with sales, vendor management, or business partnership roles. In addition, BlackRock seeks to ensure that all engagements with corporate issuers, dissident shareholders or shareholder proponents are managed consistently and without regard to BlackRock’s relationship with such parties. Clients or business partners are not given special treatment or differentiated access to BIS. BIS prioritizes engagements based on factors including, but not limited to, our need for additional information to make a voting decision or our view on the likelihood that an engagement could lead to positive outcome(s) over time for the economic value of the company. Within the normal course of business, BIS may engage directly with BlackRock clients, business partners and/or third parties, and/or with employees with sales, vendor management, or business partnership roles, in discussions regarding our approach to stewardship, general corporate governance matters, client reporting needs, and/or to otherwise ensure that proxy-related client service levels are met
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Determined to engage, in certain instances, an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid potential conflicts of interest, to satisfy regulatory compliance requirements, or as may be otherwise required by applicable law. In such circumstances, the independent third-party voting service provider provides BlackRock with recommendations, in accordance with the Guidelines, as to how to vote such proxies. BlackRock uses an independent third-party voting service provider to make proxy voting recommendations for shares of BlackRock, Inc. and companies affiliated with BlackRock, Inc. BlackRock may also use an independent third-party voting service provider to make proxy voting recommendations for:
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public companies that include BlackRock employees on their boards of directors

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With Voting Choice, SMAs have the ability to select from a set of voting policies from third-party proxy advisers the policy that best aligns with their views and preferences. BlackRock can then use its proxy voting infrastructure to cast votes based on the client’s selected voting policy.
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Read more about BlackRock Voting Choice on our website.

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public companies of which a BlackRock, Inc. board member serves as a senior executive or a member of the board of directors
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public companies that are the subject of certain transactions involving BlackRock Funds
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public companies that are joint venture partners with BlackRock, and
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public companies when legal or regulatory requirements compel BlackRock to use an independent third-party voting service provider
In selecting an independent third-party voting service provider, we assess several characteristics, including but not limited to: independence, an ability to analyze proxy issues and make recommendations in the economic interest of our clients in accordance with the Guidelines, reputation for reliability and integrity, and operational capacity to accurately deliver the assigned recommendations in a timely manner. We may engage more than one independent third-party voting service provider, in part to mitigate potential or perceived conflicts of interest at a single voting service provider. The Global Committee appoints and reviews the performance of the independent third-party voting service providers, generally on an annual basis.
Securities lending
When so authorized, BlackRock acts as a securities lending agent on behalf of Funds. Securities lending is a well-regulated practice that contributes to capital market efficiency. It also enables funds to generate additional returns while allowing fund providers to keep fund expenses lower.
With regard to the relationship between securities lending and proxy voting, BlackRock cannot vote shares on loan and may determine to recall them for voting, as guided by our fiduciary duty as an asset manager to our clients in helping them achieve their investment goals. While this has occurred in a limited number of cases, the decision to recall securities on loan as part of BlackRock’s securities lending program in order to vote is based on an evaluation of various factors that include, but are not limited to, assessing potential securities lending revenue alongside the potential long-term financial value to clients of voting those securities (based on the information available at the time of recall consideration).(20) BIS works with colleagues in the Securities Lending and Risk and Quantitative Analysis teams to evaluate the costs and benefits to clients of recalling shares on loan.
In almost all instances, BlackRock anticipates that the potential long-term financial value to the Fund of voting shares would be less than the potential revenue the loan may provide the Fund. However, in certain instances, BlackRock may determine, in our independent business judgment as a fiduciary, that the value of voting outweighs the securities lending revenue loss to clients and would therefore recall shares to be voted in those instances.
Periodically, BlackRock reviews our process for determining whether to recall securities on loan in order to vote and may modify it as necessary.
Reporting and vote transparency
We are committed to transparency in the stewardship work we do on behalf of clients. We inform clients about our engagement and voting policies and activities through direct communication and through disclosure on our website. Additionally, we make public our regional proxy voting guidelines for the benefit of clients and the companies in which we invest on their behalf. We also publish commentaries to share our perspective on market developments and emerging key themes.
At a more granular level, on a quarterly basis, we publish our vote record for each company that held a shareholder meeting during the period, showing how BIS voted on each proposal and providing our rationale for any votes against management proposals and on shareholder proposals. For shareholder meetings where a vote might be high profile or of significant

(20)
Recalling securities on loan can be impacted by the timing of record dates. In the U.S., for example, the record date of a shareholder meeting typically falls before the proxy statements are released. Accordingly, it is not practicable to evaluate a proxy statement, determine that a vote has a material impact on a fund and recall any shares on loan in advance of the record date for the annual meeting. As a result, managers must weigh independent business judgement as a fiduciary, the benefit to a fund’s shareholders of recalling loaned shares in advance of an estimated record date without knowing whether there will be a vote on matters which have a material impact on the fund (thereby forgoing potential securities lending revenue for the fund’s shareholders) or leaving shares on loan to potentially earn revenue for the fund (thereby forgoing the opportunity to vote).

interest to clients, we may publish a vote bulletin after the meeting, disclosing and explaining our vote on key proposals. We also publish a quarterly list of all companies with which we engaged and the key topics addressed in the engagement meeting.
In this way, we help inform our clients about the work we do on their behalf in promoting the governance and business practices that support durable, long-term financial value creation by companies.
Want to know more?
blackrock.com/stewardship | contactstewardship@blackrock.com
This document is provided for information and educational purposes only. Investing involves risk, including the loss of principal.
Prepared by BlackRock, Inc.
©2024 BlackRock, Inc. All rights reserved. BLACKROCK is a trademark of BlackRock, Inc., or its subsidiaries in the United States and elsewhere. All other trademarks are those of their respective owners.

BlackRock Investment Stewardship
Climate and Decarbonization Stewardship Guidelines
Published July 2024
BlackRock climate and decarbonization stewardship guidelines
Introduction to BlackRock Investment Stewardship
BlackRock’s clients depend on us to help them meet their varied investment goals. We consider it one of our responsibilities to be an informed, engaged shareholder on their behalf, given the business decisions that companies make have a direct impact on our clients’ long-term investment outcomes and financial well-being. BlackRock Investment Stewardship (BIS) is a dedicated function within BlackRock, which serves as a link between BlackRock’s clients and the companies we invest in on their behalf. BIS takes a long-term approach in our stewardship efforts, reflecting the investment horizons of the majority of our clients. BIS does this through:
1.
Engaging with companies in a two-way dialogue to build our understanding of a company’s practices and inform our voting decisions.
2.
Voting at shareholder meetings on management and shareholder proposals on behalf of clients who have delegated voting authority to BlackRock.
3.
Contributing to industry dialogue on stewardship to share our perspectives on matters that may impact our clients’ investments.
4.
Reporting on our activities to inform clients about our stewardship efforts on their behalf through a range of publications and direct reporting.
Stewardship for clients with investment objectives relating to the low-carbon transition
BlackRock offers a wide range of investment products and funds to support our clients’ unique and varied investment objectives, and in February 2024, BlackRock announced it would be launching a new decarbonization stewardship option for those clients who explicitly direct BlackRock to invest their assets with decarbonization investment objectives. An increasing number of clients are seeking to minimize the financial risk, and maximize the financial opportunities, associated with the transition to a low-carbon economy, and thus are interested in sustainable and transition investing, with some including decarbonization as an investment objective in their mandates with BlackRock. In Europe for example, all of our largest, strategic relationship clients have net zero commitments for their organizations, and globally a growing number have made similar commitments, which those clients believe, will shape financial opportunities in the transition to a low-carbon economy. A survey of 200 institutional investors globally, representing nearly $9tn in assets under management, indicated that 98% of them have set some kind of transition investment objective for their portfolios.
These guidelines set out BIS’ approach to voting at companies’ shareholder meetings on behalf of funds with explicit decarbonization or climate-related investment objectives, and, when appropriate, engagement with corporate leadership to support our voting on clients’ behalf. In addition, clients in separately managed accounts may instruct BlackRock to apply these guidelines to their holdings. Both in the case of funds and separately managed accounts, these guidelines are only implemented upon explicit selection and approval by the applicable fund board or client.
These guidelines should be read in conjunction with BIS’ benchmark policies and are focused on matters related to climate risks and the transition to a low-carbon economy at companies that are held by funds and clients who have selected these guidelines. These guidelines differ from the benchmark policies in that they consider, in addition to financial considerations and consistent with the investment objective of each fund or account that has selected these guidelines, the alignment of companies’ business model and strategies with the financial opportunities presented by the transition to a low-carbon economy and the more ambitious goal of the Paris Agreement, namely to limit average temperature rise to 1.5°C above pre-industrial levels.
These guidelines will apply to companies which produce goods and services that contribute to real world decarbonization or have a carbon intensive business model and face outsized impacts from the low-carbon transition, based on reported and estimated scopes 1, 2, and 3 greenhouse gas emissions. We estimate these companies represent the vast majority of the value chain emissions of the companies held by funds and clients that have selected these guidelines. For all other companies held by these funds and clients, BIS’ benchmark voting guidelines apply.
On other matters not related to climate risks and the transition to a low-carbon economy, BIS will apply our benchmark policies.
For clients who have not directed BlackRock to prioritize climate risks and decarbonization as an investment objective, BIS will continue to undertake our stewardship responsibilities in line with our benchmark policies, with a sole focus on advancing those clients’ long-term economic interests. This will include consideration of climate-related risks and opportunities in a company’s business model, where material to the company’s ability to deliver long-term financial returns.
Please see appendix 2, which sets out the key differences between the BIS benchmark and decarbonization policies on items related to climate risk and the transition to a low-carbon economy.
Understanding the investment implications of the transition to a low-carbon economy
Research from the BlackRock Investment Institute (BII) highlights that changing government policy, technology, and consumer and investor preferences are driving the transition to a low-carbon economy, but these forces are moving at uneven speeds across sectors and regions. For example—some technologies like renewable power are already being deployed at scale in some regions, while in other sectors and regions less cost-effective low-carbon alternatives exist. We have heard from certain clients that they see the low-carbon transition as a series of shifts over decades that will reshape production and consumption, spur significant capital investment and create risks, opportunities and a wider range of financial and competitive outcomes for companies.
For clients interested in investing in the transition to a low-carbon economy and understanding its corresponding risks and opportunities, we have developed the BlackRock Investment Institute Transition Scenario (BIITS), powered by Aladdin® technology. BIITS is a research-based, analytical forecast of how the low-carbon transition is most likely to play out based on what we know and expect today. It can help inform a top-down assessment of a company’s business risk arising from the transition. BII based its key assumptions on rigorous research, and the input of BlackRock’s portfolio managers and other experts.
For client assets with explicit investment objectives related to the transition to a low-carbon economy, BIS will draw on the insights generated by BIITS and Aladdin® Climate, as well as our own analysis and engagement, in applying these guidelines. In doing so, we will take into consideration the fact that the necessary data to assess individual companies currently has limitations, but is improving as a result of disclosure requirements in an increasing number of jurisdictions.
Decarbonization stewardship guidelines design principles
The framework of these guidelines is designed to:
•
Prioritize sectors and companies that are critical to the transition to a low-carbon economy: This includes companies which produce goods and services that contribute to real world decarbonization or have a carbon intensive business model and face outsized impacts from the low-carbon transition.
•
Apply a sectoral approach to our analysis that acknowledges the unevenness of the low-carbon transition across sectors and markets: We take into consideration the varying speeds at which sectors and markets can decarbonize based on technological feasibility, consumer demand, government policy, regulatory frameworks and other factors. Further, we recognize that these factors are uncertain and dynamic, which will require that we evolve our approach as necessary.
•
Take a long-term, pragmatic approach that favors a transition that minimizes disruption to companies and their key stakeholders: Our approach recognizes the challenges that many companies face in adapting their business models. It is premised on the views of interested clients that a transition where companies adapt and continue to deliver financial returns throughout, is a better long-term investment outcome for them, and less disruptive to a company’s other key stakeholders, than a transition that is uneven. Further, we consider the differences between the actions and outcomes over which company management has influence, and those it does not.
•
Focus on useful, contextualized disclosures that help inform investors views, while recognizing data limitations: The policy will seek disclosures that outline key milestones and dependencies underpinning the company’s low-carbon transition strategy; explain the trade-offs required to adapt the business model; and include relevant data and narrative.

•
Be consistent with our position as a minority investor on behalf of our clients: The boards and executive leadership of companies determine a company’s strategy and its implementation. We make decisions on how to engage companies and vote proxies independently, based on our professional judgment of the priorities and outcomes most aligned with clients’ investment objectives.
Voting guidelines
Consistent with the investment objective of each fund or client that has selected these guidelines, BIS will look to companies to demonstrate the following:
Corporate Disclosures
In the context of these guidelines, we look for companies to provide sufficient corporate disclosure to allow us to determine the extent to which decarbonization and the low-carbon transition are strategic priorities. As a general point, we would expect companies that have disclosed their aim to participate in the transition to a low-carbon economy to make disclosures that help explain the strategy and governance systems they have determined most appropriate, which may include:
(1)
a low-carbon transition strategy to demonstrate their alignment with the ambition to limit global average temperature rise to 1.5°C above pre-industrial levels. This would normally mean that they have a long-term strategy to achieve net-zero greenhouse gas (GHG) emissions by 2050, with appropriate near- and medium-term milestones to assess their progress.
(2)
low-carbon transition-related reporting consistent with the standards developed by the International Sustainability Standards Board (ISSB). IFRS S1 addresses the general requirements of sustainability reporting and IFRS S2 sets out the disclosures that would provide investors with decision-useful information about a company’s most significant climate- and low-carbon transition-related risks and opportunities. As audit and assurance standards are developed, it would be helpful to investors’ confidence in such disclosures for companies to seek independent, third-party assurance.
(3)
scope 1 and scope 2, and material scope 3 GHG emissions. In addition, we look to companies to disclose their reduction targets for scope 1 and 2 emissions, science-based where possible. We welcome disclosure of targets or indicative goals, where companies have set them, for scope 3 emissions reductions, recognizing that these would be provided on a ‘best efforts’ basis given the methodological challenges these currently present for reporters. Scope 3 information, including how a company is working with its value chain to accelerate reductions in GHG intensity, provides useful insight to investors focused on investing in the low-carbon transition and understanding the impact of their investments on their decarbonization goals. However, we recognize that companies have varying ability to influence the emissions across the different parts of their value chain and it is helpful when disclosures explain the implications for the achievement of their decarbonization targets.
Transition plans
Some companies have published a transition plan that explains how the company intends to implement its low-carbon transition strategy by, as defined by the ISSB, “lay[ing] out the entity’s targets, actions or resources for its transition towards a lower-carbon economy, including actions such as reducing its greenhouse gas emissions” (see appendix 1).
We note the work being undertaken in a number of jurisdictions on establishing a common approach in a market to corporate transition plans. Given this work continues, for the near-term, BIS will not make preparation and production of transition plans a voting issue. BIS may engage companies that have chosen to publish a transition plan to understand their planned actions and resource implications in accordance with anticipated requirements.
Boards and directors
An effective and well-functioning board that has appropriate governance structures to facilitate oversight of a company's management and strategic initiatives is critical to the company’s ability to deliver on its low-carbon transition strategy.
In assessing the role and effectiveness of the board in this regard, we seek to understand whether:
•
The board has clear oversight responsibilities for climate and low-carbon transition-related risks and opportunities in the company’s business model. We consider the whole board to have responsibility for oversight of the company’s long-term strategy, including those aspects related to the transition to a low-carbon economy.

•
Management has established a robust low-carbon transition framework and long-term strategy, with clear accountability for delivery by senior executives.
•
The capital management strategy explains how the company allocates investments to (traditional and next generation) business lines and innovation, and returns cash to shareholders, consistent with the low-carbon transition strategy.
•
The climate and low-carbon transition risks most likely to significantly impact the business are integrated into the company’s enterprise risk management processes and reporting.
•
The company has set scope 1 & 2 GHG emissions reduction targets, science-based and independently verified where possible, against a baseline, that are consistent with the ambition to limit average temperature rise to no more than 1.5°C above pre-industrial levels.
•
There is a clear link between the company’s scope 1 & 2 GHG emissions reduction targets over time and its long-term low-carbon transition strategy.
•
The company is monitoring its material scope 3 emissions and disclosing these where it is confident in the data. Given forthcoming regulatory requirements in certain jurisdictions, some companies are voluntarily disclosing scope 3 emissions reductions targets and plans, setting out how they are working on decarbonization with the different constituents in their value chain.
•
The board oversees, and management has a formalized approach to, the company’s lobbying activities, including trade association memberships. Policy engagement should be consistent with a company’s stated strategic policy objectives, including those related to the low-carbon transition.
Voting against directors over concerns about climate risk
In implementing these guidelines, BIS will generally support non-executive directors standing for election where, in BIS’ assessment based on company disclosures and engagement, a company is executing on its commitment to align with the transition to a low-carbon economy, as defined above. Where BIS determines this is not the case, we may vote against the election of one or more directors who have responsibility for the issue. The directors most likely to be in focus are the chair of the board sub-committee with low-carbon transition, climate or sustainability risk oversight responsibilities, other members of the relevant committee, the lead independent director or the non-executive chair of the board. In certain markets, we may withhold support for the discharge of the supervisory board or equivalent.
Where we have not supported director elections over climate concerns in a prior year, and the company has not subsequently made progress towards aligning with the transition to a low-carbon economy, we may escalate by voting against the re-election of additional responsible directors to signal our heightened concerns.
Management proposals to approve a climate strategy or progress report
In certain markets, company management may submit proposals asking shareholders to approve their climate action plans or progress reports, sometimes known as “Say on Climate.” BIS will generally support management’s climate strategy proposal if, in our assessment based on these guidelines, the strategy is aligned with the low-carbon transition. Similarly, we will generally support management’s proposal on a progress report if the company has clearly explained its progress against, and any deviations from or changes to, its stated transition plan and targets.
Shareholder proposals on climate and low-carbon transition matters
Shareholder proposals on a company’s approach to the low-carbon transition or climate risk will be considered on their merit. Our assessment will take into consideration the implications for, and the relevance to, the company’s stated low-carbon transition strategy and targets. We may support shareholder proposals that, for example, ask a company to:
•
Publish a business plan, and related disclosures, consistent with the ambition to limit average temperature rise to no more than 1.5°C above pre-industrial levels
•
Align their scope 1 and 2 GHG emissions reduction targets to, and/or discuss how their targets align with, a long-term goal of the company achieving net zero GHG emissions by 2050
•
Disclose the categories of scope 3 GHG emissions most material to a company’s business model
•
Improve disclosures on how a company’s climate-related lobbying (including trade association memberships and other indirect lobbying) is aligned with its strategic policy positions.

We would not support shareholder proposals that seek to constrain board or management decision-making or direct specific business or strategic decisions. This includes proposals that seek to change a company’s articles of association or charter to require commitments or actions related to climate risk or the low-carbon transition.
Related matters
There are other business items not covered above that may be put to a shareholder vote that could address matters relevant to the transition to a low-carbon economy. Under these guidelines, BIS is most likely to engage, where appropriate, if we seek to enhance our understanding of a company’s approach. Generally, our voting on these matters would be covered by BIS’ benchmark guidelines.
Executive compensation
We look to company boards to put in place a compensation structure that incentivizes and rewards executives appropriately. Some companies, in light of their long-term strategy, may decide to include relevant GHG emissions reduction targets or low-carbon transition-related metrics in their incentive plans. In such cases, BIS would engage to understand the alignment between those metrics and the company’s stated climate strategy.
Auditors and audit-related issues
For companies with material climate or transition risks or opportunities in their business models, BIS is interested to understand whether the company considers and, if relevant, quantifies, and accounts for material climate-related risks in its financial statements, including if the company explains such risks within the context of its audit report. We note that work is being undertaken to develop audit and assurance standards in relation to climate and transition reporting, which may impact the future reporting requirements of companies. We note that assurance of corporate disclosures related to climate risk and the transition to a low-carbon economy is still nascent.
Mergers, acquisitions, asset sales, and other special situations
Special situations will be considered on their financial merits, but BIS may engage on climate-related factors under these guidelines where a transaction may significantly alter a company’s climate strategy or a shareholder activist has proposed governance, strategic or operational changes that may impact its climate strategy. BIS does not promote changes in corporate control, nor does it invoke formal governance mechanisms that rise to the level of shareholder activism.
Other business relevant sustainability-related risks and opportunities
Climate risk and the transition to a low-carbon economy are interconnected with a number of other sustainability-related risks and opportunities that may be relevant to a company’s business model and long-term performance. These include a company’s impacts or dependencies on natural capital and key stakeholders. In the context of these guidelines, we may engage companies to better understand how they are managing the impact on people (e.g., employees, suppliers, customers and communities) of any strategic or operational changes they are making in relation to their transition to a low-carbon economy. Similarly, we may engage companies that face risks and opportunities related to land use and deforestation, access to fresh water, or the ability to secure scarce resources critical to the transition to a low-carbon economy.
Appendix 1
Terminology
We understand the key concepts referred to within these guidelines as follows:
Climate risk: Includes physical risk, the increased risk to companies’ assets and activities caused by the direct impact of changing weather patterns and natural catastrophes, and transition risk, the impact of the transition to a low-carbon economy on a company’s long-term profitability.
Transition to a low-carbon economy (“low-carbon transition”): The global economic shift toward lower emissions across many sectors and business models. The economic transformation is being driven by changes in government policy, technology, and consumer and investor preferences, as well as the physical effects of climate change (e.g., extreme weather), and can potentially have a material impact on clients’ investments and portfolios.

Decarbonization: the process of reducing or eliminating emissions of carbon dioxide (CO2) from human activity and removing carbon currently in the atmosphere. This can be carried out by countries, companies and even individual consumers. Sometimes the concept is understood to include the reduction and elimination of other GHG, e.g., methane.
Climate-related risks and opportunities: The investment opportunities and risks associated with the transition to a low-carbon economy, including transition risks and opportunities and physical risks and opportunities in adapting to physical climate change.
Climate-related transition plan: “An aspect of an entity’s overall strategy that lays out the entity’s targets, actions or resources for its transition towards a lower-carbon economy, including actions such as reducing its greenhouse gas emissions.”
Science-based GHG emissions reduction targets: Targets that “…are in line with what the latest climate science deems necessary to meet the goals of the Paris Agreement – limiting global warming to 1.5°C above pre-industrial levels. Science-based targets give companies a clearly defined path to reduce greenhouse gas emissions in line with limiting global warming to 1.5°C. They define how much and how quickly a business must reduce its emissions to be in line with the Paris Agreement goals.”
Appendix 2
Comparison of key differences between how the BIS benchmark considers climate-related risks, where appropriate, and the decarbonization guidelines
	BIS Benchmark Policy	Decarbonization Policy
Key concepts
Focuses on financial performance and
engages companies on climate and
transition topics when material to their
business Prioritizes the disclosure of how a
company is managing material climate and
transition-related risks and opportunities

Considers both financial performance and
decarbonization objectives consistent with
funds' and clients' investment objectives
Assesses the alignment of a company's
business model with the ambition to limit
global average temperature rise to 1.5°C
above pre-industrial levels

Prioritized companies for climate-related engagement	Largest Scope 1 and 2 GHG emitters	Largest total value chain GHG emitters (Scope 1, 2, & 3)
Emissions reporting	Seeks reporting of Scope 1 & 2	Seeks reporting of Scope 1, 2 and material 3
Emissions targets & decarbonization efforts	Seeks the disclosure of Scope 1 & 2 targets	Seeks Scope 1 & 2 targets and assesses decarbonization efforts
Temperature & scenario alignment / pathways	Seeks disclosure from companies that identifies and discusses the most plausible decarbonization pathway	Assesses temperature and scenario alignment/pathways to 1.5°C degrees
Science-based targets commitments & verifications	Engagement topic but not vote escalation criteria	Seeks science-based targets and verifications where possible; may take voting action where absent
Company’s role in the transition	Engagement topic but not vote escalation criteria	Assesses activities benefitting from and/or contributing to the transition to a low- carbon economy
Shareholder proposals	Case-by-case approach with focus on implications for long-term financial value creation No support for shareholder proposals that seek to direct management strategy	Case-by-case approach with further consideration given to decarbonization objectives in addition to financial performance No support for shareholder proposals that seek to direct management strategy

Want to know more?
blackrock.com/stewardship | contactstewardship@blackrock.com
This document is provided for information and educational purposes only. Investing involves risk, including the loss of principal.
Prepared by BlackRock, Inc.
©2024 BlackRock, Inc. All rights reserved. BLACKROCK is a trademark of BlackRock, Inc., or its subsidiaries in the United States and elsewhere. All other trademarks are those of their respective owners.

IS-SAI-07e-1125

iShares Trust

File Nos. 333-92935 and 811-09729

Part C

Other Information

Item 28. Exhibits:

PEA # 2,852

Exhibit Number	Description

(a.1)	Amended and Restated Agreement and Declaration of Trust, dated September 17, 2009, is incorporated herein by reference to Post-Effective Amendment No. 303, filed October 16, 2009 (“PEA No. 303”).

(a.2)	Restated Certificate of Trust, dated September 13, 2006, is incorporated herein by reference to Post-Effective Amendment No. 53, filed September 19, 2006.

(b)	Amended and Restated By-Laws, dated April 20, 2010, are incorporated herein by reference to Post-Effective Amendment No. 418, filed May 4, 2010.

(c)	Article II of the Amended and Restated Agreement and Declaration of Trust is incorporated herein by reference to PEA No. 303.

(d.1)	Investment Advisory Agreement, dated December 1, 2009, between the iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) is incorporated herein by reference to Post-Effective Amendment No. 354, filed December 28, 2009.

(d.2)	Schedule A to the Investment Advisory Agreement between the Trust, iShares, Inc., iShares U.S. ETF Trust and BFA is filed herein.

(d.3)	Master Advisory Fee Waiver Agreement, dated December 1, 2009, between the Trust and BFA is incorporated herein by reference to Post-Effective Amendment No. 512, filed March 24, 2011.

(d.4)	Schedule A to the Master Advisory Fee Waiver Agreement is incorporated herein by reference to Post-Effective Amendment No. 2,846, filed September 16, 2025 (“PEA No. 2,846”).

(d.5)	Form of Participation Agreement is incorporated herein by reference to Post-Effective Amendment No. 773, filed October 15, 2012.

(d.6)	Sub-Advisory Agreement, dated December 1, 2010, between BFA and BlackRock International Limited (“BIL”) is incorporated herein by reference to Post-Effective Amendment No. 529, filed April 21, 2011.

(d.7)	Exhibit A to the Sub-Advisory Agreement between BFA and BIL is incorporated herein by reference to Post-Effective Amendment No. 2,851, filed November 12, 2025 (“PEA No. 2,851”).

(d.8)	Sub-Advisory Agreement, dated March 12, 2019, between BFA and BlackRock (Singapore) Limited (“BRS”) is incorporated herein by reference to Post-Effective Amendment No. 2,076, filed April 2, 2019.

(d.9)	Appendix A to the Sub-Advisory Agreement between BFA and BRS is incorporated herein by reference to Post-Effective Amendment No. 2,523, filed February 24, 2022.

(e.1)	Distribution Agreement, dated February 3, 2012, between the Trust and BlackRock Investments, LLC (“BRIL”) is incorporated herein by reference to Post-Effective Amendment No. 921, filed July 10, 2013.

(e.2)	Exhibit A to the Distribution Agreement is filed herein.

(f)	Not applicable.

(g.1)	Service Module for Custodial Services, dated April 13, 2018, is incorporated herein by reference to Post-Effective Amendment No. 1,956, filed August 28, 2018 (“PEA No. 1,956”).

Exhibit Number	Description

(g.2)	Custody Services Agreement, dated November 18, 2021, among JPMorgan Chase Bank, N.A., the Trust, iShares, Inc., iShares U.S. ETF Trust and BlackRock Institutional Trust Company, N.A. (“BTC”) is incorporated herein by reference to Post-Effective Amendment No. 2,513, filed December 20, 2021.

(g.3)	Exhibit A to the Custody Services Agreement is filed herein.

(h.1)	Master Services Agreement, dated April 13, 2018, between the Trust and State Street Bank and Trust Company (“State Street”) is incorporated herein by reference to PEA No. 1,956.

(h.2)	Exhibit A to the Master Services Agreement is filed herein.

(h.3)	Service Module for Fund Administration and Accounting Services, dated April 13, 2018, is incorporated herein by reference to PEA No. 1,956.

(h.4)	Service Module for Transfer Agency Services, dated April 13, 2018, is incorporated herein by reference to PEA No. 1,956.

(h.5)	Sixth Amended and Restated Securities Lending Agency Agreement, dated January 1, 2025, among the Trust, iShares, Inc., iShares U.S. ETF Trust and BTC is incorporated herein by reference to Post-Effective Amendment No. 2,802, filed January 10, 2025.

(h.6)	Schedule A to the Sixth Amended and Restated Securities Lending Agency Agreement is filed herein.

(h.7)	Form of Master Securities Loan Agreement (including forms of Annexes and Schedules thereto) is incorporated herein by reference to Post-Effective Amendment No. 369, filed January 22, 2010.

(h.8)	Sublicense Agreement, dated June 30, 2017, among the Trust, iShares, Inc. and BFA for the BlackRock Index Services LLC Indexes, as that term is defined in the Agreement (“BlackRock Index Services LLC Sublicense Agreement”) is incorporated herein by reference to Post-Effective Amendment No. 1,792, filed August 1, 2017.

(h.9)	Amended and Restated Sublicense Agreement, dated September 23, 2015, among the Trust, iShares, Inc. and BFA for the C&S Indexes, as that term is defined in the Agreement (“C&S Sublicense Agreement”), is incorporated herein by reference to Post-Effective Amendment No. 1,512, filed October 21, 2015 (“PEA No. 1,512”).

(h.10)	Exhibit A to the C&S Sublicense Agreement is incorporated herein by reference to PEA No. 1,512.

(h.11)	Amended and Restated Sublicense Agreement, dated September 23, 2015, among the Trust, iShares, Inc. and BFA for the Dow Jones Indexes, as that term is defined in the Agreement (“Dow Jones Sublicense Agreement”), is incorporated herein by reference to PEA No. 1,512.

(h.12)	Exhibit A to the Dow Jones Sublicense Agreement is incorporated herein by reference to Post-Effective Amendment No. 2,496, filed October 4, 2021.

(h.13)	Amended and Restated Sublicense Agreement, dated September 23, 2015, among the Trust, iShares, Inc. and BFA for the Markit iBoxx indexes, as that term is defined in the Agreement (“Markit iBoxx Sublicense Agreement”), is incorporated herein by reference to Post-Effective Amendment No. 1,796, filed August 7, 2017 (“PEA No. 1,796”).

(h.14)	Exhibit A to the Markit iBoxx Sublicense Agreement is incorporated herein by reference to Post-Effective Amendment No. 2,841, filed August 25, 2025 (“PEA No. 2,841”).

(h.15)	Sublicense Agreement, dated March 15, 2018, among the Trust, iShares, Inc. and BFA for the Ice Data Indices, LLC indexes, as that term is defined in the Agreement (“Ice Data Sublicense Agreement”), is incorporated herein by reference to Post-Effective Amendment No. 1,885, filed March 19, 2018.

(h.16)	Exhibit A to the Ice Data Sublicense Agreement is incorporated herein by reference to PEA No. 2,851.

Exhibit Number	Description

(h.17)	Amended and Restated Sublicense Agreement, dated August 14, 2017, among the Trust, iShares, Inc. and BFA for the Merrill Lynch Indexes, as that term is defined in the Agreement (“Merrill Lynch Sublicense Agreement”), is incorporated herein by reference to Post-Effective Amendment No. 1,840, filed October 23, 2017.

(h.18)	Exhibit A to the Merrill Lynch Sublicense Agreement is incorporated herein by reference to Post-Effective Amendment No. 2,408, filed September 18, 2020.

(h.19)	Amended and Restated Sublicense Agreement, dated September 23, 2015, among the Trust, iShares, Inc. and BFA for the Morningstar Indexes, as that term is defined in the Agreement (“Morningstar Sublicense Agreement”), is incorporated herein by reference to PEA No. 1,796.

(h.20)	Exhibit A to the Morningstar Sublicense Agreement is incorporated herein by reference to PEA No. 2,841.

(h.21)	Sublicense Agreement, dated November 7, 2022, among BFA, the Trust, iShares U.S. ETF Trust and iShares, Inc. for the MSCI Indexes, as that term is defined in the Agreement (“MSCI Index Sublicense Agreement”) is incorporated herein by reference to Post-Effective Amendment No. 2,606, filed December 21, 2022 (“PEA No. 2,606”).

(h.22)	Amended and Restated Sublicense Agreement, dated September 23, 2015, among the Trust, iShares, Inc. and BFA for the NASDAQ indexes, as that term is defined in the Agreement (“NASDAQ Sublicense Agreement”), is incorporated herein by reference to PEA No. 1,796.

(h.23)	Exhibit A to the NASDAQ Sublicense Agreement is incorporated herein by reference to Post-Effective Amendment No. 2,478, filed June 29, 2021.

(h.24)	Sublicense Agreement, dated November 7, 2022, among BFA, the Trust, iShares U.S. ETF Trust and iShares, Inc. for the Russell Indexes, as that term is defined in the Agreement (“Russell Index Sublicense Agreement”) is incorporated herein by reference to PEA No. 2,606.

(h.25)	Amended and Restated Sublicense Agreement, dated September 23, 2015, among the Trust, iShares, Inc. and BFA for the S&P Indexes, as that term is defined in the Agreement (“S&P Sublicense Agreement”), is incorporated herein by reference to PEA No. 1,512.

(h.26)	Exhibit A to the S&P Sublicense Agreement is incorporated herein by reference to PEA No. 2,851.

(h.27)	Sublicense Agreement, dated October 19, 2022, among BFA, the Trust, iShares U.S. ETF Trust and iShares, Inc. for the JPMorgan Indexes, as that term is defined in the Agreement (“JPMorgan Index Sublicense Agreement”) is incorporated herein by reference to Post-Effective Amendment No. 2,598, filed November 23, 2022 (“PEA No. 2,598”).

(h.28)	Sublicense Agreement, dated October 19, 2022, among BFA, the Trust, iShares U.S. ETF Trust and iShares, Inc. for the STOXX Indexes, as that term is defined in the Agreement (“STOXX Index Sublicense Agreement”) is incorporated herein by reference to PEA No. 2,598.

(h.29)	Sublicense Agreement, dated October 19, 2022, among BFA, the Trust, iShares U.S. ETF Trust and iShares, Inc. for the Cboe Indexes, as that term is defined in the Agreement (Cboe Index Sublicense Agreement”) is incorporated herein by reference to PEA No. 2,598.

(h.30)	Sublicense Agreement, dated October 19, 2022, among BFA, the Trust, iShares U.S. ETF Trust and iShares, Inc. for the FTSE Indexes, as that term is defined in the Agreement (“FTSE Index Sublicense Agreement”) is incorporated herein by reference to PEA No. 2,598.

(h.31)	Sublicense Agreement, dated June 6, 2023, among BFA, the Trust, iShares U.S. ETF Trust and iShares, Inc. for Bloomberg Index Services Limited (“Bloomberg Index Sublicense Agreement”) is incorporated herein by reference to Post-Effective Amendment No. 2,651, filed June 14, 2023.

(h.32)	Form of BlackRock Rule 12d1-4 Fund of Funds Investment Agreement is incorporated herein by reference to Post-Effective Amendment No. 2,518, filed January 19, 2022.

Exhibit Number	Description

(h.33)	12d1-4 Fund of Funds Investment Agreements between iShares Trust and the following registrants dated as of January 19, 2022, are incorporated herein by reference to Post-Effective Amendment No. 2,524, filed February 28, 2022:

	1290 FUNDS	Forward Funds
	AB Bond Fund, Inc.	Franklin Fund Allocator Series
	AB Cap Fund, Inc.	Franklin Templeton ETF Trust
	AB Core Opportunities Fund, Inc.	Franklin Templeton Variable Insurance Products Trust
	AB Corporate Shares	FT Series
	AB Discovery Growth Fund, Inc.	FundX Investment Trust
	AB Equity Income Fund, Inc.	GMO Benchmark-Free Fund
	AB Fixed-Income Shares, Inc.	GMO Climate Change Fund
	AB Global Bond Fund, Inc.	GMO Emerging Domestic Opportunities Fund
	AB Global Real Estate Investment Fund, Inc.	GMO Strategic Opportunities Allocation Fund
	AB Global Risk Allocation Fund, Inc.	GMO Tax-Managed International Equities Fund
	AB High Income Fund, Inc.	GMO Trust
	AB Institutional Funds, Inc.	Goldman Sachs ETF Trust
	AB Large Cap Growth Fund, Inc.	Goldman Sachs ETF Trust II
	AB Multi-Manager Alternative Fund	Goldman Sachs MLP and Energy Renaissance Fund
	AB Municipal Income Fund II	Goldman Sachs Trust
	AB Municipal Income Fund, Inc.	Goldman Sachs Trust II
	AB Relative Value Fund, Inc.	Goldman Sachs Variable Insurance Trust
	AB Sustainable Global Thematic Fund, Inc.	GPS Funds I
	AB Sustainable International Thematic Fund, Inc.	GPS Funds II
	AB Trust	Guggenheim Active Allocation Fund
	AB Variable Products Series Fund, Inc.	Guggenheim Energy & Income Fund
	Absolute Shares Trust	Guggenheim Funds Trust
	Advanced Series Trust	Guggenheim Strategic Opportunities Fund
	Adviser Managed Trust	Guggenheim Strategy Funds Trust
	AdvisorOne Funds	Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
	AllianceBernstein Global High Income Fund, Inc.	Guggenheim Unit Investment Trusts (Guggenheim Defined Portfolios)
	AllianceBernstein National Municipal Income Fund, Inc.	Guggenheim Variable Funds Trust
	Allspring Funds Trust	Horizon Funds
	Alpha Architect ETF Trust	INDEXIQ ETF TRUST
	AltShares Trust	Innealta Capital, LLC on behalf of Northern Lights Fund Trust II
	American Century Strategic Asset Allocations, Inc.	Invesco Growth Series
	AMG Funds	Invesco Investment Funds
	AMG Funds I	Invesco Unit Trusts
	AMG Funds II	InvestEd Portfolios
	AMG Funds III	Ivy Funds
	AMG Funds IV Series	Ivy Variable Insurance Portfolio
	Aspiriant Trust	J.P. Morgan Exchange-Traded Fund Trust
	Bernstein Fund, Inc.	J.P. Morgan Fleming Mutual Fund Group, Inc.
	BlackRock Allocation Target Shares	J.P. Morgan Mutual Fund Investment Trust
	BlackRock Balanced Capital Fund, Inc.	James Advantage Funds
	BlackRock Funds II	Janus Henderson Clayton Street Trust
	BlackRock Funds III	Janus Investment Fund
	BlackRock Variable Series Funds, Inc.	JNL Series Trust
	BNY Mellon Absolute Insight Funds, Inc.	John Hancock Funds II

Exhibit Number	Description

	Brighthouse Funds Trust I	John Hancock Variable Insurance Trust
	Calamos Investment Trust	JPMorgan Institutional Trust
	Calamos Long/Short Equity & Dynamic Income Trust	JPMorgan Insurance Trust
	Calvert Social Investment Fund	JPMorgan Trust I
	Calvert Variable Products, Inc.	JPMorgan Trust II
	Cambria ETF Trust	JPMorgan Trust IV
	Columbia Funds Series Trust	Legg Mason Partners Variable Equity Trust
	Columbia Funds Series Trust I	Lincoln Variable Insurance Products Trust
	Columbia Funds Series Trust II	Litman Gregory Funds Trust
	Columbia Funds Variable Insurance Trust	Madison Funds
	Columbia Funds Variable Series Trust II	MainStay Funds Trust
	Delaware Group Equity Funds IV	MainStay VP Funds Trust
	Delaware Group Equity Funds V	Milliman Variable Insurance Trust
	Delaware Group Foundation Funds	MML Series Investment Fund II
	Delaware Pooled Trust	Morningstar Funds Trust
	Delaware VIP Trust	Nationwide Mutual Funds
	Direxion Funds	Nationwide Variable Insurance Trust
	Direxion Shares ETF Trust	Natixis Funds Trust II
	Eaton Vance Growth Trust	Natixis Funds Trust IV
	Eaton Vance Mutual Funds Trust	Neuberger Berman Advisers Management Trust
	EQ ADVISORS TRUST	Neuberger Berman Alternative Funds
	ETF Series Solutions	Neuberger Berman Equity Funds
	ETF Series Solutions	Neuberger Berman ETF Trust
	E-Valuator Funds Trust	Neuberger Berman Income Funds
	Exchange Listed Funds Trust	North Square Funds
	Federated Hermes Fixed Income Securities, Inc.	Northern Funds
	Federated Hermes Global Allocation Fund	Northern Lights Fund Trust
	Federated Hermes Insurance Series	Northern Lights Fund Trust II
	Federated Hermes MDT Series	Northern Lights Fund Trust III
	Fidelity Aberdeen Street Trust	Northern Lights Variable Trust
	Fidelity Advisor Series	Northwestern Mutual Series Fund, Inc.
	Fidelity Advisor Series II	Ohio National Fund, Inc.
	Fidelity Advisor Series IV	Old Westbury Funds, Inc.
	Fidelity Advisor Series VI	Pax World Funds Series Trust I and Pax World Funds Series Trust III
	Fidelity Advisor Series VII	PFM Multi-Manager Series Trust
	Fidelity Beacon Street Trust	PIMCO Equity Series
	Fidelity Boylston Street Trust	PIMCO Funds
	Fidelity California Municipal Trust	PIMCO Variable Insurance Trust
	Fidelity California Municipal Trust II	Principal Funds, Inc.
	Fidelity Capital Trust	Principal Variable Contracts Funds, Inc.
	Fidelity Central Investment Portfolios II LLC	ProFunds
	Fidelity Central Investment Portfolios LLC	ProShares Trust
	Fidelity Charles Street Trust	Prudential Investment Portfolios 16
	Fidelity Colchester Street Trust	Prudential Investment Portfolios 3
	Fidelity Commonwealth Trust	Rydex Dynamic Funds
	Fidelity Commonwealth Trust I	Rydex Series Funds
	Fidelity Concord Street Trust	Rydex Variable Trust
	Fidelity Congress Street Fund	Salient MF Trust
	Fidelity Contrafund	Salient Midstream & MLP Fund
	Fidelity Court Street Trust	Sanford C. Bernstein Fund II, Inc.

Exhibit Number	Description

	Fidelity Court Street Trust II	Sanford C. Bernstein Fund, Inc.
	Fidelity Covington Trust	Savos Investments Trust
	Fidelity Destiny Portfolios	Schwab Annuity Portfolios
	Fidelity Devonshire Trust	Schwab Capital Trust
	Fidelity Exchange Fund	Securian Funds Trust
	Fidelity Financial Trust	SEI Institutional International Trust
	Fidelity Garrison Street Trust	SEI Institutional Investments Trust
	Fidelity Hanover Street Trust	SEI Institutional Managed Trust
	Fidelity Hastings Street Trust	SSGA Active Trust
	Fidelity Hereford Street Trust	Sterling Capital Funds
	Fidelity Income Fund	SunAmerica Series Trust
	Fidelity Investment Trust	Symmetry Panoramic Trust
	Fidelity Magellan Fund	The AB Portfolios
	Fidelity Massachusetts Municipal Trust	The Arbitrage Funds
	Fidelity Merrimack Street Trust	The Glenmede Fund, Inc.
	Fidelity Money Market Trust	The Lazard Funds, Inc.
	Fidelity Mt. Vernon Street Trust	Thrivent Core Funds
	Fidelity Municipal Trust	Thrivent Mutual Funds
	Fidelity Municipal Trust II	Thrivent Series Fund, Inc.
	Fidelity New York Municipal Trust	Transamerica ETF Trust
	Fidelity New York Municipal Trust II	Transamerica Funds
	Fidelity Newbury Street Trust	Transamerica Series Trust
	Fidelity Oxford Street Trust	Transparent Value Trust
	Fidelity Oxford Street Trust II	Ultra Series Fund
	Fidelity Phillips Street Trust	Undiscovered Managers Funds
	Fidelity Puritan Trust	USAA Mutual Funds Trust
	Fidelity Revere Street Trust	VanEck ETF Trust
	Fidelity Rutland Square Trust II	Variable Insurance Products Fund
	Fidelity Salem Street Trust	Variable Insurance Products Fund II
	Fidelity School Street Trust	Variable Insurance Products Fund III
	Fidelity Securities Fund	Variable Insurance Products Fund IV
	Fidelity Select Portfolios	Variable Insurance Products Fund V
	Fidelity Summer Street Trust	Victory Portfolios
	Fidelity Trend Fund	Victory Portfolios II
	Fidelity Union Street Trust	Victory Variable Insurance Funds
	Fidelity Union Street Trust II	Virtus Strategy Trust
	First Trust Exchange-Traded Fund	Voya Balanced Portfolio, Inc.
	First Trust Exchange-Traded Fund II	Voya Equity Trust
	First Trust Exchange-Traded Fund III	Voya Investors Trust
	First Trust Exchange-Traded Fund IV	Voya Mutual Funds
	First Trust Exchange-Traded Fund V	Voya Partners, Inc.
	First Trust Exchange-Traded Fund VI	Voya Separate Portfolios Trust
	First Trust Exchange-Traded Fund VII	Voya Strategic Allocation Portfolios, Inc.
	First Trust Exchange-Traded Fund VIII	WesMark Funds
	First Trust Series Fund	William Blair Funds
	First Trust Variable Insurance Trust	Wilmington Funds
FlexShares Trust

(h.34)	12d1-4 Fund of Funds Investment Agreement between iShares Trust and Morningstar Funds Trust, dated as of January 19, 2022, is incorporated herein by reference to Post-Effective Amendment No. 2,830, filed June 12, 2025 (“PEA No.2,830”).

Exhibit Number	Description

(h.35)	12d1-4 Fund of Funds Investment Agreement between iShares Trust and Voya Equity Trust, Voya Intermediate Bond Portfolio, Voya Investors Trust, Voya Mutual Funds, Voya Partners, Inc., and Voya Separate Portfolios Trust, dated as of January 19, 2022, is incorporated herein by reference to Post-Effective Amendment No. 2,838, filed July 22, 2025 (“PEA No. 2,838”).

(h.36)	12d1-4 Fund of Funds Investment Agreement between iShares Trust and Carillon Family of Funds, dated as of February 17, 2022, is incorporated herein by reference to Post Effective Amendment No. 2,530, filed March 23, 2022.

(h.37)	12d1-4 Fund of Funds Investment Agreements between iShares Trust and the following registrants dated as of the date on the agreements, as applicable, is incorporated herein by reference to Post-Effective Amendment No. 2,675, filed October 4, 2023.

(h.38)	12d1-4 Fund of Funds Investment Agreements between iShares Trust and the following registrants dated as of the date on the agreements, as applicable, is incorporated herein by reference to Post-Effective Amendment No. 2,688, filed November 17, 2023.

(h.39)	12d1-4 Fund of Funds Investment Agreement between iShares Trust and WisdomTree Trust, dated as of December 18, 2023, is incorporated herein by reference to Post-Effective Amendment No. 2,707, filed February 23, 2024 (“PEA No. 2,707”).

(h.40)	12d1-4 Fund of Funds Investment Agreement between iShares Trust and Federated Hermes Fixed Income Securities, Inc., Federated Hermes MDT Series, Federated Hermes Global Allocation Fund, Federated Hermes Insurance Series, Federated Hermes International Series, Inc. and Federated Hermes ETF Trust, dated as of January 5, 2024 is incorporated herein by reference to PEA No. 2,707.

(h.41)	12d1-4 Fund of Funds Investment Agreement between iShares Trust, Harbor ETF Trust and Harbor Funds II, dated as of February 9, 2024, is incorporated herein by reference to PEA No. 2,841.

(h.42)	12d1-4 Fund of Funds Investment Agreement between iShares Trust and Tactical Investment Series Trust, dated as of February 26, 2024, is incorporated herein by reference to Post-Effective Amendment No. 2,733 (“PEA No. 2,733”).

(h.43)	12d1-4 Fund of Funds Investment Agreement between iShares Trust and EA Series Trust (f/k/a Alpha Architect ETF Trust), dated as of January 19, 2022, is incorporated herein by reference to PEA No. 2,733.

(h.44)	12d1-4 Fund of Funds Investment Agreement between iShares Trust, Invesco Growth Series and Invesco Investment Funds, dated as of January 19, 2022, is incorporated herein by reference to Post-Effective-Amendment No. 2,744, filed June 17, 2024 (“PEA No. 2,744”).

(h.45)	12d1-4 Fund of Funds Investment Agreement between iShares Trust and Janus Investment Fund, dated as of January 19, 2022, is incorporated herein by reference to PEA No. 2,744.

(h.46)	12d1-4 Fund of Funds Investment Agreement between iShares Trust and GMO Trust, dated as of January 19, 2022, is incorporated herein by reference to PEA No. 2,744.

(h.47)	12d1-4 Fund of Funds Investment Agreement between iShares Trust and InfraCap Small Cap Income ETF, dated as of March 18, 2024, is incorporated herein by reference to Post-Effective Amendment No. 2,753, filed July 19, 2024 (“PEA No. 2,753”).

(h.48)	12d1-4 Fund of Funds Investment Agreement between iShares Trust, Victory Portfolios, Victory Portfolios II, Victory Variable Insurance Funds and Victory Portfolios III, dated as of January 19, 2022, is incorporated herein by reference to PEA No. 2,753.

(h.49)	12d1-4 Fund of Funds Investment Agreement between iShares Trust and AdvisorShares Trust, dated as of August 26, 2024, is incorporated herein by reference to Post-Effective Amendment No. 2,776, filed October 21, 2024 (“PEA No. 2,776”).

(h.50)	12d1-4 Fund of Funds Investment Agreement between iShares Trust and Allspring Funds Trust, dated as of January 19, 2022, is incorporated herein by reference to PEA No. 2,776.

(h.51)	12d1-4 Fund of Funds Investment Agreement between iShares Trust and John Hancock Variable Insurance Trust and John Hancock Funds II, dated as of January 19, 2022, is incorporated herein by reference to PEA No. 2,830.

(h.52)	12d1-4 Fund of Funds Investment Agreement between iShares Trust and Northwestern Mutual Series Fund, Inc., dated as of January 19, 2022, is incorporated herein by reference to PEA No. 2,838.

(h.53)	12d1-4 Fund of Funds Investment Agreement between iShares Trust, Macquarie Group Equity Funds IV, Macquarie Group Equity Funds V, Macquarie Group Global & International Funds, Macquarie Group Income Funds, Macquarie Pooled Trust*, Macquarie VIP Trust, Ivy Funds and Ivy Variable Insurance Portfolios dated as of August 19, 2022, is incorporated herein by reference to Post-Effective Amendment No. 2,781, filed October 28, 2024 (“PEA No. 2,781”).

Exhibit Number	Description

(h.54)	12d1-4 Fund of Funds Investment Agreement between iShares Trust and The Advisors’ Inner Circle Fund II dated as of April 4, 2023, is incorporated herein by reference to PEA No. 2,781.

(h.55)	12d1-4 Fund of Funds Investment Agreement between iShares Trust and JNL Series Trust dated as of January 19, 2022, is incorporated herein by reference to PEA No. 2,781.

(h.56)	12d1-4 Fund of Funds Investment Agreement between iShares Trust and The Advisors Inner Circle Fund II dated as of November 5, 2024 is incorporated herein by reference to Post-Effective Amendment No. 2,796, filed December 20, 2024 (“PEA No. 2,796”).

(h.57)	12d1-4 Fund of Funds Investment Agreement between iShares Trust and Day Hagan Asset Management dated as of November 5, 2024 is incorporated herein by reference to PEA No. 2,796.

(h.58)	12d1-4 Fund of Funds Investment Agreement between iShares Trust, Columbia Funds Series Trust, Columbia Funds Series Trust I, Columbia Funds Series Trust II, Columbia Funds Variable Series Trust II and Columbia Funds Variable Insurance Trust, dated as of August 10, 2023, is incorporated herein by reference to Post-Effective-Amendment No. 2,805, filed February 25, 2025 (“PEA No. 2,805”).

(h.59)	12d1-4 Fund of Funds Investment Agreement between iShares Trust and Listed Funds Trust, dated as of January 3, 2025, is incorporated herein by reference to PEA No. 2,805.

(h.60)	12d1-4 Fund of Funds Investment Agreement between iShares Trust and Segall Bryant & Hamill Trust, dated as of January 13, 2025, is incorporated herein by reference to PEA No. 2,805.

(h.61)	12d1-4 Fund of Funds Investment Agreement between iShares Trust and Manulife Private Credit Plus Fund, dated as of January 27, 2025, is incorporated herein by reference to PEA No. 2,805.

(h.62)	12d1-4 Fund of Funds Investment Agreement between iShares Trust and Franklin Fund Allocator Series, Franklin Templeton Variable Insurance Products Trust and Legg Mason Partners Variable Equity Trust, dated as of February 14, 2025, is incorporated herein by reference to Post-Effective Amendment No. 2,815, filed March 11, 2025 (“PEA No. 2,815”).

(h.63)	12d1-4 Fund of Funds Investment Agreement between iShares Trust and Legg Mason Partners Investment Trust, dated as of January 19, 2022, is incorporated herein by reference to PEA No. 2,815.

(h.64)	12d1-4 Fund of Funds Investment Agreement between iShares Trust and Old Westbury Funds, Inc., dated as of January 19, 2022, is incorporated herein by reference to PEA No. 2,815.

(h.65)	12d1-4 Fund of Funds Investment Agreement between iShares Trust and abrdn Funds, dated as of February 28, 2025, is filed herein.

(h.66)	12d1-4 Fund of Funds Investment Agreement between iShares Trust and The RBB Fund Trust, dated as of May 7, 2025, is incorporated herein by reference to PEA No. 2,830.

(h.67)	12d1-4 Fund of Funds Investment Agreement between iShares Trust and Prudential Investment Portfolios 3, Prudential Investment Portfolios 16, Advanced Series Trust, and The Prudential Series Fund, dated as of April 24, 2025, is incorporated herein by reference to PEA No. 2,830.

(h.68)	12d1-4 Fund of Funds Investment Agreement between iShares Trust, JPMorgan Trust I, JPMorgan Trust II, J.P. Morgan Fleming Mutual Fund Group, Inc., JPMorgan Institutional Trust, J.P. Morgan Mutual Fund Investment Trust, Undiscovered Managers Funds, J.P. Morgan Exchange-Traded Fund Trust, and JPMorgan Trust IV, dated as of January 19, 2022, is incorporated herein by reference to PEA No. 2,838.

(h.69)	12d1-4 Fund of Funds Investment Agreement between iShares Trust, Exchange Listed Funds Trust, and Exchange Traded Concepts Trust, dated as of May 20, 2025, is incorporated herein by reference to PEA No. 2,838.

(h.70)	12d1-4 Fund of Funds Investment Agreement between iShares Trust and American Beacon Funds, dated as of August 6, 2025, is incorporated herein by reference to PEA No. 2,841.

(h.71)	12d1-4 Fund of Funds Investment Agreement between iShares Trust and VanEck ETF Trust, dated as of January 19, 2022, is incorporated herein by reference to PEA No. 2,846.

Exhibit Number	Description

(h.72)	12d1-4 Fund of Funds Investment Agreement between iShares Trust and The 2023 ETF Series Trust II, dated as of August 22, 2025, is incorporated herein by reference to Post-Effective Amendment No. 2,850, filed October 28, 2025 (“PEA No. 2,850”).

(h.73)	12d1-4 Fund of Funds Investment Agreement between iShares Trust and Listed Funds Trust, dated as of January 3, 2025, is incorporated herein by reference to PEA No. 2,850.

(h.74)	12d1-4 Fund of Funds Investment Agreement between iShares Trust, Natixis Funds Trust II, Gateway Trust, and Natixis ETF Trust, dated as of October 1, 2025, is filed herein.

(h.75)	12d1-4 Fund of Funds Investment Agreement between iShares Trust and The RBB Fund, Inc., dated as of October 21, 2025, is filed herein.

(h.76)	ETF Services Agreement, dated February 16, 2022, by and among BFA, iShares, Inc., the Trust, iShares U.S. ETF Trust, and BRIL is incorporated herein by reference to Post-Effective Amendment No. 2,538 filed April 12, 2022.

(h.77)	Exhibit A to the ETF Services Agreement is filed herein.

(h.78)	Form of Master Services Agreement, dated December 7, 2021 related to the Trust for Citibank, N.A., The Bank of New York Mellon, and for JPMorgan Chase Bank, N.A., respectively is incorporated herein by reference to Post-Effective Amendment No. 2,565, filed July 26, 2022.

(h.79)	Sublicense Agreement among BFA, the Trust, iShares U.S. ETF Trust and iShares, Inc. for Nasdaq, Inc. (“Nasdaq Index Sublicense Agreement”) is incorporated herein by reference to PEA No. 2,776.

(i)	Legal Opinion and Consent of Richards, Layton & Finger, P.A. is filed herein.

(j)	Consent of PricewaterhouseCoopers LLP is filed herein.

(k)	Not applicable.

(l.1)	Subscription Agreement, dated April 20, 2000, between the Trust and SEI Investments Distribution Co. is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000 (“PEA No. 2”).

(l.2)	Letter of Representations, dated April 14, 2000, between the Trust and the Depository Trust Company (“DTC”) is incorporated herein by reference to PEA No. 2.

(l.3)	Amendment of Letter of Representations, dated January 9, 2001, between the Trust and DTC for iShares Nasdaq Biotechnology Index Fund and iShares Cohen & Steers Realty Majors Index Fund is incorporated herein by reference to Post-Effective Amendment No. 11, filed July 2, 2001.

(m)	Not applicable.

(n)	Not applicable.

(o)	Not applicable.

(p.1)	Code of Ethics for Fund Access Persons and Code of Ethics for BRIL is incorporated herein by reference to Post-Effective Amendment No. 2,826, filed April 2, 2025.

(q.1)	Powers of Attorney, each dated March 5, 2024, for Jessica Tan, Stephen Cohen, Jane D. Carlin, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito, Drew E. Lawton, Richard L. Fagnani and Trent W. Walker are incorporated herein by reference to Post-Effective Amendment No. 2,713, filed March 7, 2024 (“PEA No. 2,713”).

(q.2)	Officer’s Certificate is incorporated herein by reference to PEA No. 2,713.

(q.3)	Powers of Attorney, each dated April 8, 2024, for James Lam and Laura F. Fergerson are incorporated herein by reference to Post-Effective Amendment No. 2,726, filed April 18, 2024 (“PEA No. 2,726”).

Item 29. Persons Controlled By or Under Common Control with Registrant:

None.

Item 30. Indemnification:

The Trust (also referred to in this section as the “Fund”) is organized as a Delaware statutory trust and is operated pursuant to an Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”) that permits the Trust to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”).

Section 10.2 of the Declaration of Trust:

The Declaration of Trust provides that every person who is, or has been, a trustee or officer of the Trust (a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid in connection with any claim, action, suit, proceeding in which he or she becomes involved as a party or otherwise by virtue of being or having been a trustee or officer and against amounts paid as incurred in the settlement thereof. However, no indemnification shall be provided to a Covered Person:

(i) who shall have been adjudicated by a court or body before which the proceeding was brought (a) to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (b) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii) in the event of a settlement, unless there has been a determination that such trustee or officer did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office: (a) by the court or other body approving the settlement; (b) by at least a majority of those trustees who neither are “interested persons” (as defined in the 1940 Act) of the Trust nor are parties to the matter based upon a review of readily-available facts (as opposed to a full trial-type inquiry); or (c) by written opinion of independent legal counsel based upon a review of readily-available facts (as opposed to a full trial-type inquiry); provided, however, that any shareholder, by appropriate legal proceedings, may challenge any such determination by the trustees or by independent counsel.

Article IX of the Registrant’s Amended and Restated By-Laws:

The Amended and Restated By-Laws provides that the Trust may purchase and maintain insurance on behalf of any Covered Person or employee of the Trust, including any Covered Person or employee of the Trust who is or was serving at the request of the Trust as a trustee, officer, or employee of a corporation, partnership, association, joint venture, trust, or other enterprise, against any liability asserted against and incurred by such Covered Person or employee in any such capacity or arising out of his or her status as such, whether or not the trustees would have the power to indemnify him or her against such liability. The Trust may not acquire or obtain a contract for insurance that protects or purports to protect any trustee or officer of the Trust against any liability to the Trust or its Shareholders to which such trustee or officer otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

1933 Act:

Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to directors, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a director, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

For each Fund that has State Street as its administrator, custodian and transfer agent:

Section 17 of the Master Services Agreement between Registrant and State Street:

The Master Services Agreement provides that State Street will indemnify, defend and hold harmless the applicable Fund, its Affiliates, and its respective officers, directors, employees, agents and permitted successors and assigns from any and all damages, fines, penalties, deficiencies, losses, liabilities (including judgments and amounts reasonably paid in settlement) and expenses (including interest, court costs, reasonable fees and expenses of attorneys, accountants and other experts or other reasonable fees and expenses of litigation or other proceedings or of any claim, default or assessment) (“Losses”) arising from or in connection with any third party claim or threatened third party claim to the extent that such Losses are based on or arising out of any of the following: (a) breach by State Street or any State Street Personnel of any of its data protection, information security or confidentiality obligations hereunder or under a Service Module to which such Fund is a signatory; (b) any claim of infringement or misappropriation of any Intellectual Property Right alleged to have occurred because of systems or other Intellectual Property provided by or on behalf of State Street or based upon the performance of the Services (collectively, the “State Street Infringement Items”), except to the extent that such infringement or misappropriation relates to or results from; (i) changes made by any Fund or by a third party at the direction of a Fund to the State Street Infringement Items; (ii) changes to the State Street Infringement Items recommended by State Street and not made due to a request from any Fund, provided that State Street has notified such Fund that failure to implement such recommendation would result in infringement within a reasonable amount of time for such Fund to so implement following such notification; (iii) any Fund’s combination of the State Street Infringement Items with products or services not provided or approved in writing by State Street, except to the extent such combination arises out of any Fund’s use of the State Street Infringement Items in a manner consistent with the applicable business requirements documentation; (iv) designs or specifications that in themselves infringe and that are provided by or at the direction of any Fund (except in the event of a knowing infringement by State Street); or (v) use by a Fund of any of the State Street Infringement Items in a manner that is not consistent with the applicable business requirements documentation or otherwise not permitted under the Master Services Agreement or any Service Module; (c) any claim or action by, on behalf of, or related to, any prospective, then-current or former employees of State Street, arising from or in connection with a Service Module to which a Fund is a signatory, including: (i) any claim arising under occupational health and safety, worker’s compensation, ERISA or other applicable Law; (ii) any claim arising from the interview or hiring practices, actions or omissions of employees of State Street; (iii) any claim relating to any violation by employees of State Street, or its respective officers, directors, employees, representatives or agents, of any Law or any common law protecting persons or members of protected classes or categories, such laws or regulations prohibiting discrimination or harassment on the basis of a protected characteristic; and (iv) any claim based on a theory that such Fund is an employer or joint employer of any such prospective, then-current or former employees of State Street; (d) the failure by State Street to obtain, maintain, or comply with any governmental approvals as required under the Master Services Agreement and/or a Service Module to which such Fund is a signatory or such other failures as otherwise agreed by the Parties from time to time; (e) claims by third parties arising from claims by governmental authorities against such Customer for fines, penalties, sanctions, late fees or other remedies to the extent arising from or in connection with State Street’s failure to perform its responsibilities under the Master Services Agreement or any Service Module (except to the extent a Fund is not permitted as a matter of public policy to have such an indemnity for financial penalties arising from criminal actions); (f) claims by clients of State Street relating to services, products or systems provided by State Street or a Subcontractor to such client(s) in a shared or leveraged environment; (g) any claim initiated by an Affiliate or potential or actual Subcontractor of State Street asserting rights in connection with a Service Module to which such Fund is a signatory; or (h) other claims as otherwise agreed by the Parties from time to time.

Each Party will indemnify, defend and hold harmless the other Party and their respective officers, directors, employees, agents, successors and assigns from any and all Losses arising from or in connection with any of the following, including Losses arising from or in connection with any third party claim or threatened third party claim: (a) the death or bodily injury of an agent, employee, customer, business invitee or business visitor or other person caused by the tortious or criminal conduct of the other Party; or (b) the damage, loss or destruction of real or tangible personal property caused by the tortious or criminal conduct of the other Party.

For each Fund that has Citibank, N.A. as its administrator, custodian and transfer agent:

Section 21 of the Master Services Agreement between Registrant and Citibank, N.A.:

The Master Services Agreement provides that, subject to Article 21 and Article 22 of the Master Services Agreement, Citibank, N.A. will indemnify, defend and hold harmless BFA and the Funds and their respective Affiliates, and their Affiliates’ respective officers, directors, employees, agents and permitted successors and assigns from any and all damages, fines, penalties, deficiencies, losses, liabilities (including judgments and amounts reasonably paid in settlement) and expenses (including interest, court costs, reasonable fees and expenses of attorneys, accountants and other experts or other reasonable fees and expenses of litigation or other proceedings or of any claim, default or assessment) (“Losses”) arising from or in connection with any third party claim or threatened third party claim to the extent that such Losses are based on or arising out of any of the following: (a) material breach by Citibank, N.A. (in its capacity as Citibank, N.A., Foreign Custody Manager or any other capacity under this Agreement), any Citibank, N.A. Personnel or any Subcontractor of any of its obligations hereunder (including data protection, information security or confidentiality obligations), under any Sub-Custodian Agreement or under the Standard of Care; (b) other than as provided in Section 3.7(b) any action or omission to act by (i) a Sub-Custodian that is an Affiliate of Citibank, N.A. or (ii) a Sub-Custodian that is not an Affiliate of Citibank,

N.A. and was selected, retained, monitored or used by Citibank, N.A. with the failure to exercise the required Standard of Care; (c) any third party claim of infringement or misappropriation of any Intellectual Property Rights (including any Independent Work) resulting from or alleged to have occurred because of the use or other exploitation of any deliverables provided by or on behalf of Citibank, N.A. (including by any of its Affiliates or Subcontractors), including any Citibank, N.A. Technology (including any derivatives thereof), Work Product, Independent Work (including any derivatives thereof) or other developments created by any Citibank, N.A. Personnel or based upon the performance of the Services (collectively, the “Citibank, N.A. Infringement Items”), except to the extent that such infringement or misappropriation relates to or results from: (i) changes made by any Fund or by a third party at the direction of a Fund to the Citibank, N.A. Infringement Items; (ii) changes to the Citibank, N.A. Infringement Items recommended by Citibank, N.A. and not made due to a request from any Fund, provided that Citibank, N.A. has notified such Fund that failure to implement such recommendation would result in infringement within a reasonable amount of time for such Fund to so implement following such notification; (iii) any Fund’s combination of the Citibank, N.A. Infringement Items with products or services not provided or approved in writing by Citibank, N.A., except to the extent such combination arises out of any Fund’s use of the Citibank, N.A. Infringement Items in a manner consistent with the applicable business requirements documentation; (iv) designs or specifications that in themselves infringe and that are provided by or at the direction of any Fund (except in the event that Citibank, N.A., at the time of receiving such direction, knows or reasonably should know that an infringement or misappropriation would occur if such designs or specifications are implemented); or (v) use or distribution by a Fund of any of the Citibank, N.A. Infringement Items in a manner that is not consistent with the applicable business requirements documentation or otherwise not permitted under the Master Services Agreement; (d) any employment-related claim or action by, on behalf of, or related to, any prospective, then-current or former Citibank, N.A. Personnel, arising from or in connection herewith, including: (i) any claim arising under occupational health and safety, worker’s compensation or other similar applicable Law; (ii) any claim arising from the interview or hiring practices, actions or omissions of employees of Citibank, N.A.; (iii) any claim relating to any violation by Citibank, N.A., its Affiliates, or their respective officers, directors, employees, representatives or agents of any Law or any common law protecting persons or members of protected classes or categories, such laws or regulations prohibiting discrimination or harassment on the basis of a protected characteristic; and (iv) any claim based on a theory that such Fund is an employer or joint employer of any such prospective, then current or former employee of Citibank, N.A.; (e) the failure by Citibank, N.A. to obtain, maintain, or comply with any governmental approvals as required under this Agreement or Citibank, N.A. Laws; (f) such other failures as otherwise agreed by the Parties from time to time; (g) claims by any Governmental Authority against a Fund or a shareholder for fines, penalties, sanctions, late fees or other remedies to the extent arising from or in connection with Citibank, N.A.’s failure to perform its responsibilities under this Agreement, or claims by third parties arising from such claims by Governmental Authorities (except to the extent a Fund is not permitted as a matter of public policy to have such an indemnity for financial penalties arising from criminal actions); (h) claims by clients of Citibank, N.A. relating to services, products or systems provided by Citibank, N.A. or a Subcontractor to such client(s) in a shared or leveraged environment; (i) any claim relating to the handling and processing of any and all immigration and employment related issues and requirements arising in connection with the Citibank, N.A. Personnel (whether located in the United States or elsewhere); (j) any third party claim based on or arising out of negligence, fraud or willful acts or omissions of or by Citibank, N.A. or Citibank, N.A. Personnel with respect to the performance of the Services; (k) any claim initiated by an Affiliate or potential or actual Subcontractor of Citibank, N.A. asserting rights in connection herewith; or (l) other claims as otherwise agreed by the Parties from time to time.

Each Party will indemnify, defend and hold harmless the other Party and its respective officers, directors, employees, agents, successors and assigns from any and all Losses arising from or in connection with any of the following, including Losses arising from or in connection with any third party claim or threatened third party claim: (a) the death or bodily injury of an agent, employee, customer, business invitee or business visitor or other person caused by the tortious or criminal conduct of the other Party; or (b) the damage, loss or destruction of real or tangible personal property caused by the tortious or criminal conduct of the other Party.

For each Fund that has JPMorgan Chase Bank, N.A. as its administrator, custodian and transfer agent:

Section 21 of the Master Services Agreement between Registrant and JPMorgan Chase Bank, N.A:

The Master Services Agreement provides that, subject to Article 21 and Article 22 of the Master Services Agreement, JPMorgan Chase Bank, N.A. will indemnify, defend and hold harmless BFA and the Funds and their respective Affiliates, and their Affiliates’ respective officers, directors, employees, agents and permitted successors and assigns from any and all damages, fines, penalties, deficiencies, losses, liabilities (including judgments and amounts reasonably paid in settlement) and expenses (including interest, court costs, reasonable fees and expenses of attorneys, accountants and other experts or other reasonable fees and expenses of litigation or other proceedings or of any claim, default or assessment) (“Losses”) arising from or in connection with any third party claim or threatened third party claim to the extent that such Losses are based on or arising out of any of the following: (a) material breach by JPMorgan Chase Bank, N.A. (in its capacity as JPMorgan Chase Bank, N.A., Foreign Custody Manager or any other capacity under this Agreement), any JPMorgan Chase Bank, N.A. Personnel or any Subcontractor of any of its obligations hereunder (including data protection, information security or confidentiality obligations), under any Sub-Custodian Agreement or under the Standard of Care; (b) other than as provided in Section 3.7(b) any action or omission to act by (i) a Sub-Custodian that is an Affiliate of JPMorgan Chase Bank, N.A. or (ii) a Sub-Custodian that is not an Affiliate of JPMorgan Chase Bank, N.A. and was selected, retained, monitored or used by JPMorgan Chase Bank, N.A. with the failure to exercise the required Standard of Care; (c) any third party claim of infringement or misappropriation of any Intellectual Property Rights (including any Independent Work) resulting from or alleged to have occurred because of the use or other exploitation of any deliverables provided by or on behalf of JPMorgan Chase Bank, N.A. (including by any of its Affiliates or Subcontractors), including any JPMorgan Chase Bank, N.A. Technology (including any derivatives thereof), Work Product, Independent Work (including any derivatives thereof) or other developments created by any JPMorgan Chase Bank, N.A. Personnel or based upon the performance of the Services (collectively, the “JPMorgan Chase Bank, N.A. Infringement Items”), except to the extent that such infringement or misappropriation relates to or results from: (i) changes made by any Fund or by a third party at the direction of a Fund to the JPMorgan Chase Bank, N.A. Infringement Items; (ii) changes to the JPMorgan Chase Bank, N.A. Infringement Items recommended by JPMorgan Chase Bank, N.A. and not made due to a request from any Fund, provided that JPMorgan Chase Bank, N.A. has notified such Fund that failure to implement such recommendation would result in infringement within a reasonable amount of time for such Fund to so implement following such notification; (iii) any Fund’s combination of the JPMorgan Chase Bank, N.A. Infringement Items with products or services not provided or approved in writing by JPMorgan Chase Bank, N.A., except to the extent such combination arises out of any Fund’s use of the JPMorgan Chase Bank, N.A. Infringement Items in a manner consistent with the applicable business requirements documentation; (iv) designs or specifications that in themselves infringe and that are provided by or at the direction of any Fund (except in the event that JPMorgan Chase Bank, N.A., at the time of receiving such direction, knows or reasonably should know that an infringement or misappropriation would occur if such designs or specifications are implemented); or (v) use or distribution by a Fund of any of the JPMorgan Chase Bank, N.A. Infringement Items in a manner that is not consistent with the applicable business requirements documentation or otherwise not permitted under the Master Services Agreement; (d) any employment-related claim or action by, on behalf of, or related to, any prospective, then-current or former JPMorgan Chase Bank, N.A. Personnel, arising from or in connection herewith, including: (i) any claim arising under occupational health and safety, worker’s compensation or other similar applicable Law; (ii) any claim arising from the interview or hiring practices, actions or omissions of employees of JPMorgan Chase Bank, N.A.; (iii) any claim relating to any violation by JPMorgan Chase Bank, N.A., its Affiliates, or their respective officers, directors, employees, representatives or agents of any Law or any common law protecting persons or members of protected classes or categories, such laws or regulations prohibiting discrimination or harassment on the basis of a protected characteristic; and (iv) any claim based on a theory that such Fund is an employer or joint employer of any such prospective, then current or former employee of JPMorgan Chase Bank, N.A.; (e) the failure by JPMorgan Chase Bank, N.A. to obtain, maintain, or comply with any governmental approvals as required under this Agreement or JPMorgan Chase Bank, N.A. Laws; (f) such other failures as otherwise agreed by the Parties from time to time; (g) claims by any Governmental Authority against a Fund or a shareholder for fines, penalties, sanctions, late fees or other remedies to the extent arising from or in connection with JPMorgan Chase Bank, N.A.’s failure to perform its responsibilities under this Agreement, or claims by third parties arising from such claims by Governmental Authorities (except to the extent a Fund is not permitted as a matter of public policy to have such an indemnity for financial penalties arising from criminal actions); (h) claims by clients of JPMorgan Chase Bank, N.A. relating to services, products or systems provided by JPMorgan Chase Bank, N.A. or a Subcontractor to such client(s) in a shared or leveraged environment; (i) any claim relating to the handling and processing of any and all immigration and employment related issues and requirements arising in connection with the JPMorgan Chase Bank, N.A. Personnel (whether located in the United States or elsewhere); (j) any third party claim based on or arising out of negligence, fraud or willful acts or omissions of or by JPMorgan Chase Bank, N.A. or JPMorgan Chase Bank, N.A. Personnel with respect to the performance of the Services; (k) any claim initiated by an Affiliate or potential or actual Subcontractor of JPMorgan Chase Bank, N.A. asserting rights in connection herewith; or (l) other claims as otherwise agreed by the Parties from time to time.

Each Party will indemnify, defend and hold harmless the other Party and its respective officers, directors, employees, agents, successors and assigns from any and all Losses arising from or in connection with any of the following, including Losses arising from or in connection with any third party claim or threatened third party claim: (a) the death or bodily injury of an agent, employee, customer, business invitee or business visitor or other person caused by the tortious or criminal conduct of the other Party; or (b) the damage, loss or destruction of real or tangible personal property caused by the tortious or criminal conduct of the other Party.

For each Fund that has The Bank of New York Mellon as its administrator, custodian and transfer agent:

Section 21 of the Master Services Agreement between Registrant and The Bank of New York Mellon:

The Master Services Agreement provides that, subject to Article 21 and Article 22 of the Master Services Agreement, The Bank of New York Mellon, N.A. will indemnify, defend and hold harmless BFA and the Funds and their respective Affiliates, and their Affiliates’ respective officers, directors, employees, agents and permitted successors and assigns from any and all damages, fines, penalties, deficiencies, losses, liabilities (including judgments and amounts reasonably paid in settlement) and expenses (including interest, court costs, reasonable fees and expenses of attorneys, accountants and other experts or other reasonable fees and expenses of litigation or other proceedings or of any claim, default or assessment) (“Losses”) arising from or in connection with any third party claim or threatened third party claim to the extent that such Losses are based on or arising out of any of the following: (a) material breach by The Bank of New York Mellon, N.A. (in its capacity as The Bank of New York Mellon, N.A., Foreign Custody Manager or any other capacity under this Agreement), any The Bank of New York Mellon, N.A. Personnel or any Subcontractor of any of its

obligations hereunder (including data protection, information security or confidentiality obligations), under any Sub-Custodian Agreement or under the Standard of Care; (b) other than as provided in Section 3.7(b) any action or omission to act by (i) a Sub-Custodian that is an Affiliate of The Bank of New York Mellon, N.A. or (ii) a Sub-Custodian that is not an Affiliate of The Bank of New York Mellon, N.A. and was selected, retained, monitored or used by The Bank of New York Mellon, N.A. with the failure to exercise the required Standard of Care; (c) any third party claim of infringement or misappropriation of any Intellectual Property Rights (including any Independent Work) resulting from or alleged to have occurred because of the use or other exploitation of any deliverables provided by or on behalf of The Bank of New York Mellon, N.A. (including by any of its Affiliates or Subcontractors), including any The Bank of New York Mellon, N.A. Technology (including any derivatives thereof), Work Product, Independent Work (including any derivatives thereof) or other developments created by any The Bank of New York Mellon, N.A. Personnel or based upon the performance of the Services (collectively, the “The Bank of New York Mellon, N.A. Infringement Items”), except to the extent that such infringement or misappropriation relates to or results from: (i) changes made by any Fund or by a third party at the direction of a Fund to The Bank of New York Mellon, N.A. Infringement Items; (ii) changes to The Bank of New York Mellon, N.A. Infringement Items recommended by The Bank of New York Mellon, N.A. and not made due to a request from any Fund, provided that The Bank of New York Mellon, N.A. has notified such Fund that failure to implement such recommendation would result in infringement within a reasonable amount of time for such Fund to so implement following such notification; (iii) any Fund’s combination of The Bank of New York Mellon, N.A. Infringement Items with products or services not provided or approved in writing by The Bank of New York Mellon, N.A., except to the extent such combination arises out of any Fund’s use of The Bank of New York Mellon, N.A. Infringement Items in a manner consistent with the applicable business requirements documentation; (iv) designs or specifications that in themselves infringe and that are provided by or at the direction of any Fund (except in the event that The Bank of New York Mellon, N.A., at the time of receiving such direction, knows or reasonably should know that an infringement or misappropriation would occur if such designs or specifications are implemented); or (v) use or distribution by a Fund of any of The Bank of New York Mellon, N.A. Infringement Items in a manner that is not consistent with the applicable business requirements documentation or otherwise not permitted under the Master Services Agreement; (d) any employment-related claim or action by, on behalf of, or related to, any prospective, then-current or former The Bank of New York Mellon, N.A. Personnel, arising from or in connection herewith, including: (i) any claim arising under occupational health and safety, worker’s compensation or other similar applicable Law; (ii) any claim arising from the interview or hiring practices, actions or omissions of employees of The Bank of New York Mellon, N.A.; (iii) any claim relating to any violation by The Bank of New York Mellon, N.A., its Affiliates, or their respective officers, directors, employees, representatives or agents of any Law or any common law protecting persons or members of protected classes or categories, such laws or regulations prohibiting discrimination or harassment on the basis of a protected characteristic; and (iv) any claim based on a theory that such Fund is an employer or joint employer of any such prospective, then current or former employee of The Bank of New York Mellon, N.A.; (e) the failure by The Bank of New York Mellon, N.A. to obtain, maintain, or comply with any governmental approvals as required under this Agreement or The Bank of New York Mellon, N.A. Laws; (f) such other failures as otherwise agreed by the Parties from time to time; (g) claims by any Governmental Authority against a Fund or a shareholder for fines, penalties, sanctions, late fees or other remedies to the extent arising from or in connection with The Bank of New York Mellon, N.A.’s failure to perform its responsibilities under this Agreement, or claims by third parties arising from such claims by Governmental Authorities (except to the extent a Fund is not permitted as a matter of public policy to have such an indemnity for financial penalties arising from criminal actions); (h) claims by clients of The Bank of New York Mellon, N.A. relating to services, products or systems provided by The Bank of New York Mellon, N.A. or a Subcontractor to such client(s) in a shared or leveraged environment; (i) any claim relating to the handling and processing of any and all immigration and employment related issues and requirements arising in connection with The Bank of New York Mellon, N.A. Personnel (whether located in the United States or elsewhere); (j) any third party claim based on or arising out of negligence, fraud or willful acts or omissions of or by The Bank of New York Mellon, N.A. or The Bank of New York Mellon, N.A. Personnel with respect to the performance of the Services; (k) any claim initiated by an Affiliate or potential or actual Subcontractor of The Bank of New York Mellon, N.A. asserting rights in connection herewith; or (l) other claims as otherwise agreed by the Parties from time to time.

Each Party will indemnify, defend and hold harmless the other Party and its respective officers, directors, employees, agents, successors and assigns from any and all Losses arising from or in connection with any of the following, including Losses arising from or in connection with any third party claim or threatened third party claim: (a) the death or bodily injury of an agent, employee, customer, business invitee or business visitor or other person caused by the tortious or criminal conduct of the other Party; or (b) the damage, loss or destruction of real or tangible personal property caused by the tortious or criminal conduct of the other Party.

Section 8.02 of the Distribution Agreement between Registrant and BRIL:

The Distribution Agreement provides that the Trust agrees to indemnify, defend and hold harmless, BRIL, each of its directors, officers, principals, representatives, employees and each person, if any, who controls BRIL within the meaning of Section 15 of the 1933 Act (collectively, the “BRIL Indemnified Parties”) on an as-incurred basis from and against any and all losses, claims, damages or liabilities whatsoever (including any investigation, legal or other expenses incurred in connection with, and any amount paid in settlement of, any action, suit or proceeding or any claim asserted) (collectively, “Losses”) to which the BRIL Indemnified Parties become subject, arising out of or based upon (i) any untrue statement or alleged untrue statement of a material fact contained in any

Prospectus or the omission or alleged omission therefrom of a material fact required to be stated therein or necessary to make the statements therein not misleading and (ii) any breach of any representation, warranty or covenant made by the Trust in this Agreement; provided, however, that the Trust shall not be liable in any such case to the extent that any Loss arises out of or is based upon (A) an untrue statement or alleged untrue statement or omission or alleged omission made in the Prospectus about BRIL in reliance upon and in conformity with written information furnished to the Trust by BRIL expressly for use therein; (B) BRIL’s own willful misfeasance, willful misconduct or gross negligence or BRIL’s reckless disregard of its obligations under this Agreement or arising out of the failure of BRIL to deliver a current Prospectus; or (C) BRIL’s material breach of this Agreement.

The Distribution Agreement also provides that BRIL agrees to indemnify and hold harmless the Trust, each of its trustees, officers, employees and each person, if any, who controls the Trust within the meaning of Section 15 of the 1933 Act (collectively, the “Trust Indemnified Parties”) from and against any and all losses to which the Trust Indemnified Parties become subject, arising out of or based upon (i) any untrue statement or alleged untrue statement of a material fact contained in the Prospectus or the omission or alleged omission therefrom of a material fact required to be stated therein or necessary to make the statements therein not misleading, in reliance upon and in conformity with written information furnished to the Trust by BRIL about BRIL expressly for use therein; (ii) any breach of any representation, warranty or covenant made by BRIL in the Distribution Agreement; and (iii) the actions or omissions of any person acting under the supervision of BRIL in providing services under the Distribution Agreement; provided, however, that BRIL shall not be liable in any such case to the extent that any loss arises out of or is based upon (A) the Trust’s own willful misfeasance, willful misconduct or gross negligence or the Trust’s reckless disregard of its obligations under the Distribution Agreement or (B) the Trust’s material breach of the Distribution Agreement.

The Authorized Participant Agreement:

The Authorized Participant Agreement provides that the Authorized Participant (the “Participant”) agrees to indemnify and hold harmless the Fund and its respective subsidiaries, affiliates, directors, officers, employees and agents, and each person, if any, who controls such persons within the meaning of Section 15 of the 1933 Act (each an “Indemnified Party”) from and against any loss, liability, cost and expense (including attorneys’ fees) incurred by such Indemnified Party as a result of (i) any breach by the Participant of any provision of the Authorized Participant Agreement that relates to the Participant; (ii) any failure on the part of the Participant to perform any of its obligations set forth in the Authorized Participant Agreement; (iii) any failure by the Participant to comply with applicable laws, including rules and regulations of self-regulatory organizations; or (iv) actions of such Indemnified Party in reliance upon any instructions issued in accordance with Annex II, III or IV (as each may be amended from time to time) of the Authorized Participant Agreement reasonably believed by the distributor and/or the transfer agent to be genuine and to have been given by the Participant.

Section 5.1 of the Sixth Amended and Restated Securities Lending Agency Agreement:

The Sixth Amended and Restated Securities Lending Agency Agreement provides that the Trust on behalf of each Fund agrees to indemnify BTC and to hold it harmless from and against any and all costs, expenses, damages, liabilities or claims (including reasonable fees and expenses of counsel) which BTC may sustain or incur or which may be asserted against BTC by reason of or as a result of any action taken or omitted by BTC in connection with or arising out of BTC’s operating under and in compliance with this Agreement, except those costs, expenses, damages, liabilities or claims arising out of BTC’s negligence, bad faith, willful misconduct, or reckless disregard of its obligations and duties hereunder. Actions taken or omitted in reasonable reliance upon Oral Instructions or Written Instructions, any Certificate, or upon any information, order, indenture, stock certificate, power of attorney, assignment, affidavit or other instrument reasonably believed by BTC to be genuine or bearing the signature of a person or persons reasonably believed by BTC to be genuine or bearing the signature of a person or persons reasonably believed to be authorized to sign, countersign or execute the same, shall be presumed to have been taken or omitted in good faith.

The Sixth Amended and Restated Securities Lending Agency Agreement also provides that BTC shall indemnify and hold harmless the Trust and each Fund, its Board of Trustees and its agents, BFA and any investment adviser for the Funds from any and all loss, liability, costs, damages, actions, and claims (“Loss”) to the extent that any such Loss arises out of the material breach of this Agreement by or negligent acts or omissions, bad faith or willful misconduct of BTC, its officers, directors or employees or any of its agents or subcustodians in connection with the securities lending activities undertaken pursuant to this Agreement, provided that BTC’s indemnification obligation with respect to the acts or omissions of its subcustodians shall not exceed the indemnification provided by the applicable subcustodian to BTC.

The Participation Agreement:

The Form of Participation Agreement generally provides that each Investing Fund agrees to hold harmless and indemnify the iShares Funds, including any of their principals, directors or trustees, officers, employees and agents, against and from any and all losses, expenses or liabilities incurred by or claims or actions (“Claims”) asserted against the iShares Funds, including any of their principals, directors or trustees, officers, employees and agents, to the extent such Claims result from (i) a violation or alleged violation by such Investing Fund of any provision of this Agreement or (ii) a violation or alleged violation by such Investing Fund of the terms and conditions of the iShares Order, such indemnification to include any reasonable counsel fees and expenses incurred in connection with investigating and/or defending such Claims.

The iShares Funds agree to hold harmless and indemnify an Investing Fund, including any of its directors or trustees, officers, employees and agents, against and from any Claims asserted against the Investing Fund, including any of its directors or trustees, officers, employees and agents, to the extent such Claims result from (i) a violation or alleged violation by the iShares Fund of any provision of this Agreement or (ii) a violation or alleged violation by the iShares Fund of the terms and conditions of the iShares Order, such indemnification to include any reasonable counsel fees and expenses incurred in connection with investigating and/or defending such Claims; provided that no iShares Fund shall be liable for indemnifying any Investing Fund for any Claims resulting from violations that occur as a result of incomplete or inaccurate information provided by the Investing Fund to such iShares Fund pursuant to terms and conditions of the iShares Order or this Agreement.

Sublicense Agreements between the Registrant and BFA:

The Sublicense Agreements generally provide that the Trust shall indemnify and hold harmless BFA, its officers, employees, agents, successors, and assigns against all judgments, damages, costs or losses of any kind (including reasonable attorneys’ and experts’ fees) resulting from any claim, action or proceeding (collectively “claims”) that arises out of or relates to (a) the creation, marketing, advertising, selling, and operation of the Trust or interests therein, (b) any breach by BFA of its covenants, representations, and warranties under the “License Agreement” caused by the actions or inactions of the Trust, or (c) any violation of applicable laws (including, but not limited to, banking, commodities, and securities laws) arising out of the offer, sale, operation, or trading of the Trust or interests therein, except to the extent such claims result from the negligence, gross negligence or willful misconduct of BFA or an affiliate of BFA. The provisions of this section shall survive termination of this Sublicense Agreement.

Item 31. Business and Other Connections of the Investment Adviser:

The Trust is advised by BFA, an indirect wholly owned subsidiary of BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. BFA’s business is that of a registered investment adviser to certain open-end, management investment companies and various other institutional investors.

The directors and officers of BFA consist primarily of persons who during the past two years have been active in the investment management business. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of BFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Director or Officer	Capacity with BFA	Principal Business(es) During Last Two Fiscal Years

DICKSON III, R. ANDREW	SECRETARY AND DIRECTOR	Managing Director and Corporate Secretary of BlackRock, Inc.

GOLDSTEIN, ROBERT LAWRENCE	CHIEF OPERATING OFFICER AND DIRECTOR	Senior Managing Director and Chief Operating Officer of BlackRock, Inc.

MATSUMOTO, PHILIPPE	TREASURER	Managing Director, Global Treasurer and Head of Corporate Insurance of BlackRock, Inc.

PARK, CHARLES CHOON SIK	CHIEF COMPLIANCE OFFICER	Managing Director of BlackRock, Inc. and Chief Compliance Officer of BlackRock’s registered investment companies

SCHULTZ, BRENDA	ASSISTANT SECRETARY	Director of BlackRock, Inc.

SMALL, MARTIN S.	CHIEF FINANCIAL OFFICER AND DIRECTOR	Senior Managing Director and Chief Financial Officer of BlackRock, Inc.

BIL acts as sub-adviser for a number of affiliated registered investment companies advised by BFA. The address of each of these registered investment companies is 400 Howard Street, San Francisco, CA 94105. The address of BIL is Exchange Place One, 1 Semple Street, Edinburgh, EH3 8BL, United Kingdom. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of BIL is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Director or Officer	Capacity with BIL	Principal Business(es) During Last Two Fiscal Years

ANDERSON, JUSTINE CLAIR	CHIEF OPERATING OFFICER AND DIRECTOR	Managing Director of BlackRock International Limited

CHARRINGTON, NICHOLAS JAMES	CHAIR AND DIRECTOR	Senior Adviser and Non-Executive Chairman of EMEA of BlackRock, Inc., Non-Executive Director of BlackRock Group Limited BlackRock Investment Management (UK) Limited, BlackRock Advisors (UK) Limited and BlackRock International Limited (collectively, the “Joint Boards”)

CLARKE, DEBORAH	DIRECTOR	Non-Executive Director of EMEA BlackRock Group Limited, BlackRock Investment Management (UK) Limited, BlackRock Advisors (UK) Limited and BlackRock International Limited (collectively, the “Joint Boards”)

DE FREITAS, ELEANOR JUDITH	DIRECTOR	Non-Executive Director of EMEA BlackRock Group Limited, BlackRock Investment Management (UK) Limited, BlackRock Advisors (UK) Limited and BlackRock International Limited (collectively, the “Joint Boards”)

FLYNN, RICHARD	CHIEF RISK OFFICER	Managing Director of BlackRock International Limited

LORD, RACHEL	CHIEF EXECUTIVE OFFICER AND DIRECTOR	Senior Managing Director of BlackRock International Limited

GIBSON, NICHOLAS, JOHN	CHIEF COMPLIANCE OFFICER	Managing Director of BlackRock International Limited

MATTHIEU, DUNCAN	DIRECTOR	Non-Executive Director of BlackRock Group Limited, BlackRock Investment Management (UK) Limited, BlackRock Advisors (UK) Limited and BlackRock International Limited (collectively, the “Joint Boards”)

MCDONALD, COLIN, ALISTAIR	CHIEF FINANCIAL OFFICER	Managing Director of BlackRock International Limited, Director of BlackRock International Limited

REVELL, SUSAN	GENERAL COUNSEL	Managing Director of BlackRock International Limited

WEERASEKERA, RUWAN	DIRECTOR	Non-Executive Director of EMEA BlackRock Group Limited, BlackRock Investment Management (UK) Limited, BlackRock Advisors (UK) Limited and BlackRock International Limited (collectively, the “Joint Boards”)

YOUNG, MARGARET ANNE	DIRECTOR	Non-Executive Director of the Joint Boards

Item 32. Principal Underwriters:

(a)

Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

BRIL, the distributor of certain funds, acts as the principal underwriter or placement agent, as applicable, for each of the following open-end registered investment companies including certain funds of the Registrant:

BlackRock Advantage Global Fund, Inc.	BlackRock Large Cap Series Funds, Inc.
BlackRock Advantage SMID Cap Fund, Inc.	BlackRock Liquidity Funds
BlackRock Allocation Target Shares	BlackRock Mid-Cap Value Series, Inc.
BlackRock Balanced Fund, Inc.	BlackRock Multi-State Municipal Series Trust
BlackRock Bond Fund, Inc.	BlackRock Municipal Bond Fund, Inc.
BlackRock California Municipal Series Trust	BlackRock Municipal Series Trust
BlackRock Capital Appreciation Fund, Inc.	BlackRock Natural Resources Trust
BlackRock Emerging Markets Fund, Inc.	BlackRock Series Fund, Inc.
BlackRock Equity Dividend Fund	BlackRock Series Fund II, Inc.
BlackRock ETF Trust	BlackRock Series, Inc.
BlackRock ETF Trust II	BlackRock Strategic Global Bond Fund, Inc.
BlackRock Financial Institutions Series Trust	BlackRock Unconstrained Equity Fund
BlackRock FundsSM	BlackRock Variable Series Funds, Inc.
BlackRock Funds II	BlackRock Variable Series Funds II, Inc.
BlackRock Funds III	iShares, Inc.
BlackRock Funds IV	iShares U.S. ETF Trust
BlackRock Funds V	Managed Account Series
BlackRock Funds VI	Managed Account Series II
BlackRock Funds VII, Inc.	Master Investment Portfolio
BlackRock Global Allocation Fund, Inc.	Master Investment Portfolio II
BlackRock Index Funds, Inc.	Quantitative Master Series LLC
BlackRock International Select Equity Fund
BlackRock Large Cap Focus Growth Fund, Inc.
BlackRock Large Cap Focus Value Fund, Inc.

BRIL also acts as the distributor or placement agent for the following closed-end registered investment companies:

BlackRock Alpha Strategies Fund
BlackRock Core Bond Trust
BlackRock Corporate High Yield Fund, Inc.
BlackRock Credit Strategies Fund
BlackRock Debt Strategies Fund, Inc.
BlackRock Enhanced Equity Dividend Trust
BlackRock Floating Rate Income Trust
BlackRock Health Sciences Trust
BlackRock Income Trust, Inc.
BlackRock Investment Quality Municipal Trust, Inc.
BlackRock Limited Duration Income Trust
BlackRock Multi-Sector Income Trust
BlackRock Municipal Income Trust
BlackRock Private Investments Fund
BlackRock Science and Technology Trust
BlackRock Utilities, Infrastructure & Power Opportunities Trust

BRIL provides numerous financial services to BlackRock-advised funds and is the distributor of BlackRock’s open-end funds. These services include coordinating and executing Authorized Participation Agreements, preparing, reviewing and providing advice with respect to all sales literature and responding to Financial Industry Regulatory Authority comments on marketing materials.

(b)	Set forth below is information concerning each director and officer of BRIL. The principal business address for each such person is 50 Hudson Yards, New York, New York 10001.

Name	Position(s) and Office(s) with BRIL	Position(s) and Office(s) with Registrant
Jon Maro	Chairman and Chief Executive Officer, Board of Managers	None
Christopher J. Meade	Chief Legal Officer, General Counsel and Senior Managing Director	None
Zachary Marcus	Chief Financial Officer	None
Gregory Rosta	Chief Compliance Officer and Director	None
Cynthia Rzomp	Chief Operating Officer	None
Andrew Dickson	Secretary and Managing Director	None
Martin Small	Senior Managing Director	None
Michael Bishopp	Managing Director	None
Samara Cohen	Managing Director	None
Jonathan Diorio	Managing Director	None
Lisa Hill	Managing Director	None
Brendan Kyne	Managing Director	None
Stuart Murray	Managing Director	None
Jonathan Steel	Managing Director	None
Ariana Brown	Director	None
Chris Nugent	Director	None
Angelica Neto-Nolan	Vice President	None
Lourdes Sanchez	Vice President	None
Lisa Belle	Anti-Money Laundering Officer	Anti-Money Laundering Compliance Officer
Joseph Devico	Board of Managers	None
Meredith Herold	Board of Managers	None
Dominik Rohe	Board of Managers	None
Roland Villacorta	Board of Managers	None

(c)	Not applicable.

Item 33. Location of Accounts and Records:

(a)

The Trust maintains accounts, books and other documents required by Section 31(a) of the 1940 Act and the rules thereunder (collectively, the “Records”) at the offices of BlackRock, 60 State Street, Boston, MA 02109.

(b)	BFA and/or its affiliates maintains all Records relating to its services as investment adviser at 400 Howard Street, San Francisco, CA 94105.

(c)	BRIL maintains all Records relating to its services as distributor of certain Funds at 1 University Square Drive, Princeton, NJ 08540.

(d)

State Street maintains all Records relating to its services as transfer agent at 1 Heritage Drive, North Quincy, MA 02171. State Street maintains all Records relating to its services as fund accountant and custodian at 1 Congress Street, Suite 1, Boston, MA 02114-2016. Citibank, N.A. maintains all Records relating to its services as fund accountant and custodian at 388 Greenwich Street, New York, NY 10013. JPMorgan Chase Bank, N.A. maintains all Records relating to its services as fund accountant and custodian at 383 Madison Avenue, 11th Floor, New York, NY 10179. The Bank of New York Mellon maintains all Records relating to its services as fund accountant and custodian at 240 Greenwich Street, New York, NY 10286.

(e)	BlackRock International Limited maintains all Records relating to its functions as current or former sub-adviser at Exchange Place One, 1 Semple Street, Edinburgh, EH3 8BL, United Kingdom.

Item 34. Management Services:

Not applicable.

Item 35. Undertakings:

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 2,852 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 21st day of November, 2025.

iSHARES TRUST

By:
Jessica Tan*
President
Date:	November 21, 2025

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2,852 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Stephen Cohen*
Trustee
Date:	November 21, 2025

John E. Martinez*
Trustee
Date:	November 21, 2025

Cecilia H. Herbert*
Trustee
Date:	November 21, 2025

John E. Kerrigan*
Trustee
Date:	November 21, 2025

Robert S. Kapito*
Trustee
Date:	November 21, 2025

Madhav V. Rajan*
Trustee
Date:	November 21, 2025

Jane D. Carlin*
Trustee
Date:	November 21, 2025

Drew E. Lawton*
Trustee
Date:	November 21, 2025

Richard L. Fagnani*
Trustee
Date:	November 21, 2025

James Lam**
Trustee
Date:	November 21, 2025

Laura F. Fergerson**
Trustee
Date:	November 21, 2025

/s/ Trent W. Walker
Trent W. Walker*
Treasurer and Chief Financial Officer
Date:	November 21, 2025

/s/ Trent W. Walker
*	By: Trent W. Walker
Attorney-in-fact
Date:	November 21, 2025

*

Powers of Attorney, each dated March 5, 2024, for Jessica Tan, Stephen Cohen, Jane D. Carlin, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito, Drew E. Lawton, Richard L. Fagnani and Trent W. Walker are incorporated herein by reference to PEA No. 2,713.

**	Powers of Attorney, each dated April 8, 2024, for James Lam and Laura F. Fergerson are incorporated herein by reference to PEA No. 2,726.

Exhibit Index

(d.2)	Schedule A to the Investment Advisory Agreement between the Trust, iShares, Inc., iShares U.S. ETF Trust and BFA.

(e.2)	Exhibit A to the Distribution Agreement.

(g.3)	Exhibit A to the Custody Services Agreement.

(h.2)	Exhibit A to the Master Services Agreement.

(h.6)	Schedule A to the Sixth Amended and Restated Securities Lending Agency Agreement.

(h.65)	12d1-4 Fund of Funds Investment Agreement between iShares Trust and abrdn Funds.

(h.74)	12d1-4 Fund of Funds Investment Agreement between iShares Trust, Natixis Funds Trust II, Gateway Trust, and Natixis ETF Trust.

(h.75)	12d1-4 Fund of Funds Investment Agreement between iShares Trust and The RBB Fund, Inc.

(h.77)	Exhibit A to the ETF Services Agreement.

(i)	Legal Opinion and Consent of Richards, Layton & Finger, P.A.

(j)	Consent of PricewaterhouseCoopers LLP.